1
Dimensional U.S. Equity Market ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (9.4%)
Alphabet, Inc., Class A 1,759,017 $ 626,438,724
Alphabet, Inc., Class C 1,451,684 517,743,099
*AMC Global Media, Inc., Class
A 5,279 59,125
*Anterix, Inc. 3,947 367,150
*AppLovin Corp., Class A 68,956 27,299,680
#*AST SpaceMobile, Inc., Class
A 73,959 4,362,102
AT&T, Inc. 2,114,969 49,173,029
#*Atlanta Braves Holdings, Inc. 1,097 59,688
*Atlanta Braves Holdings, Inc.,
Class C 14,490 736,527
ATN International, Inc. 1,619 38,548
*Bandwidth, Inc., Class A 8,788 343,962
#*Boston Omaha Corp., Class A 9,300 131,874
*Bumble, Inc., Class A 5,975 17,029
#*Cargurus, Inc., Class A 22,384 811,196
*Cars.com, Inc. 14,394 170,569
#*Charter Communications, Inc.,
Class A 17,894 2,594,272
Cinemark Holdings, Inc. 35,027 1,281,638
Comcast Corp., Class A 892,039 21,373,254
*DoubleVerify Holdings, Inc. 39,617 445,691
*E.W. Scripps Co. (The), Class A 6,486 18,226
#*EchoStar Corp., Class A 13,718 1,153,547
*EverQuote, Inc., Class A 12,191 307,457
Fox Corp., Class A 58,943 3,432,251
Fox Corp., Class B 46,094 2,394,122
*Globalstar, Inc. 3,656 304,837
Gray Media, Inc. 21,571 87,147
*Grindr, Inc. 11,494 199,306
IDT Corp., Class B 6,564 432,305
#*IMAX Corp. 13,977 668,660
Iridium Communications, Inc. 30,512 1,444,438
John Wiley & Sons, Inc., Class A 11,852 618,674
*Liberty Broadband Corp., Class
C 4,179 142,253
*Liberty Capital Corp. 10,792 250,051
#*Liberty Capital Corp., Class A 894 21,134
*Liberty Global, Ltd., Class A 45,989 487,943
*Liberty Global, Ltd., Class C 43,013 445,615
*Liberty Latin America, Ltd.,
Class A 11,274 91,883
*Liberty Latin America, Ltd.,
Class C 40,538 327,142
*Liberty Live Holdings, Inc.,
Class A 3,181 301,304
*Liberty Live Holdings, Inc.,
Class C 7,314 721,160
#*Liberty Media Corp.-Liberty
Formula One 8,309 746,231
*Liberty Media Corp.-Liberty
Formula One, Class C 64,846 6,363,338
*Lionsgate Studios Corp. 32,410 430,405
Shares Value
COMMUNICATION SERVICES — (Continued)
#*Live Nation Entertainment, Inc. 48,040 $ 8,365,205
*Lumen Technologies, Inc. 293,652 1,873,500
*Madison Square Garden
Entertainment Corp., Class A 13,402 1,035,438
*Magnite, Inc. 44,307 855,125
Marcus Corp. (The) 7,515 218,686
Match Group, Inc. 66,141 2,606,617
*MediaAlpha, Inc., Class A 7,628 94,435
Meta Platforms, Inc., Class A 665,659 370,579,022
*Netflix, Inc. 1,212,661 86,959,920
New York Times Co. (The),
Class A 46,607 3,490,398
News Corp., Class A 112,162 3,091,185
#News Corp., Class B 41,288 1,291,076
Nexstar Media Group, Inc., Class
A 8,754 1,667,900
*Nextdoor Holdings, Inc. 59,873 132,918
Omnicom Group, Inc. 87,897 6,917,494
*Optimum Communications, Inc.,
Class A 1,661 1,266
#Paramount Skydance Corp.,
Class B 71,366 568,073
*Pinterest, Inc., Class A 110,637 2,656,394
*PubMatic, Inc., Class A 14,555 183,393
*QuinStreet, Inc. 15,200 235,600
*Reddit, Inc., Class A 35,159 4,945,817
#*Reservoir Media, Inc. 1,724 17,654
*ROBLOX Corp., Class A 137,808 4,905,965
*Roku, Inc., Class A 39,202 5,684,682
Scholastic Corp. 5,755 233,941
#Shenandoah
Telecommunications Co. 8,276 99,229
Shutterstock, Inc. 4,837 26,120
#Sinclair, Inc. 10,858 149,189
#Sirius XM Holdings, Inc. 56,150 1,663,163
#*Sphere Entertainment Co. 8,321 1,191,983
Spok Holdings, Inc. 2,839 30,945
*Spotify Technology SA 43,404 21,699,396
#*Stagwell, Inc., Class A 29,473 249,047
*Starz Entertainment Corp. 2,428 63,177
*Take-Two Interactive Software,
Inc. 54,088 13,139,057
Telephone and Data Systems,
Inc. 30,913 1,038,059
#TKO Group Holdings, Inc.,
Class A 19,914 3,620,564
T-Mobile US, Inc. 148,785 25,696,657
*Trade Desk, Inc. (The), Class A 45,881 827,693
#*TripAdvisor, Inc. 30,535 432,528
*USA TODAY Co., Inc. 56,597 491,828
Verizon Communications, Inc. 1,272,390 59,560,576
Versant Media Group, Inc. 29,129 1,048,353
Walt Disney Co. (The) 524,339 50,436,168
*Warner Bros Discovery, Inc. 665,598 17,505,227

2
Dimensional U.S. Equity Market ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
Warner Music Group Corp.,
Class A 43,057 $ 1,117,760
*Yelp, Inc., Class A 5,529 146,131
Zedge, Inc., Class B 68 201
#*Ziff Davis, Inc. 10,419 553,041
TOTAL COMMUNICATION
SERVICES 1,984,234,382
CONSUMER DISCRETIONARY — (9.5%)
#*1-800-Flowers.com, Inc., Class
A 3,914 15,265
*Abercrombie & Fitch Co. 13,385 1,332,343
Academy Sports & Outdoors, Inc. 20,648 979,748
*Accel Entertainment, Inc., Class
A 11,617 139,636
Acushnet Holdings Corp. 9,755 987,889
*Adient PLC 29,487 620,406
ADT, Inc. 179,247 1,369,447
#Advance Auto Parts, Inc. 20,113 1,117,076
*Airbnb, Inc., Class A 128,251 19,432,592
*Amazon.com, Inc. 2,944,306 799,614,623
American Eagle Outfitters, Inc. 53,098 912,224
*American Outdoor Brands, Inc. 1,353 16,723
*American Public Education, Inc. 5,438 263,797
*Aptiv PLC 64,820 3,660,385
Aramark 79,729 4,542,161
Arhaus, Inc., Class A 21,926 162,472
Arko Corp. 11,157 89,144
*Asbury Automotive Group, Inc. 5,515 1,277,825
#Autoliv, Inc. 19,849 2,444,801
*AutoNation, Inc. 6,725 1,428,390
*AutoZone, Inc. 5,032 15,177,770
Bassett Furniture Industries, Inc. 306 5,805
Bath & Body Works, Inc. 22,960 461,955
*Beazer Homes USA, Inc. 12,430 399,003
#*Bed Bath & Beyond, Inc. 25,622 129,391
Best Buy Co., Inc. 64,293 5,545,914
#*Biglari Holdings, Inc., Class A 20 39,691
*Biglari Holdings, Inc., Class B 160 63,598
#*Birkenstock Holding PLC 8,627 334,037
*BJ's Restaurants, Inc. 5,139 347,448
Bloomin' Brands, Inc. 20,866 180,700
Booking Holdings, Inc. 226,930 43,774,797
*Boot Barn Holdings, Inc. 9,246 1,377,562
BorgWarner, Inc. 64,842 4,133,029
*Bright Horizons Family
Solutions, Inc. 10,249 763,960
#Brightstar Lottery PLC 21,165 212,497
*Brinker International, Inc. 13,835 2,956,540
Brunswick Corp. 19,209 1,517,511
Buckle, Inc. (The) 9,310 407,499
#Build-A-Bear Workshop, Inc.,
Class A 3,722 126,250
*Burlington Stores, Inc. 19,600 7,222,208
*Caesars Entertainment, Inc. 52,822 1,571,454
Caleres, Inc. 8,324 106,880
*Callaway Golf Co 40,894 754,903
Camping World Holdings, Inc.,
Class A 488 3,021
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Capri Holdings, Ltd. 49,172 $ 783,310
*CarMax, Inc. 22,134 1,267,393
Carnival Corp., Ltd. 396,104 11,015,652
Carriage Services, Inc., Class A 3,278 132,333
Carter's, Inc. 11,717 451,925
#*Carvana Co., Class A 194,494 12,128,646
#*Cava Group, Inc. 25,285 1,649,341
*Cavco Industries, Inc. 2,274 1,243,946
Century Communities, Inc. 8,161 548,093
*Champion Homes, Inc. 15,309 1,218,749
#Cheesecake Factory, Inc. (The) 15,839 1,606,391
*Chewy, Inc., Class A 25,427 574,650
*Chipotle Mexican Grill, Inc.,
Class A 257,373 9,579,423
#Choice Hotels International, Inc. 5,537 617,320
Churchill Downs, Inc. 15,727 1,325,786
*Citi Trends, Inc. 2,530 168,675
Columbia Sportswear Co. 6,997 415,482
*Cooper-Standard Holdings, Inc. 5,025 148,087
*Coupang, Inc., Class A 245,588 4,015,364
*Coursera, Inc. 50,927 270,422
*Covista, Inc. 10,330 1,289,701
#Cricut, Inc., Class A 19,200 90,048
*Crocs, Inc. 14,002 1,792,396
*Culp, Inc. 1,492 5,192
D.R. Horton, Inc. 76,901 11,001,457
Dana, Inc. 35,226 948,636
Darden Restaurants, Inc. 35,380 7,202,660
*Dave & Buster's Entertainment,
Inc. 594 6,439
*Deckers Outdoor Corp. 45,399 4,398,255
#Designer Brands, Inc., Class A 8,875 53,605
#Dick's Sporting Goods, Inc. 18,705 3,664,497
#Dillard's, Inc., Class A 860 505,972
#Dine Brands Global, Inc. 3,335 119,860
Domino's Pizza, Inc. 7,559 2,626,299
*DoorDash, Inc., Class A 112,067 21,983,063
*Dorman Products, Inc. 7,705 1,025,998
#*Dream Finders Homes, Inc.,
Class A 160 2,046
*Driven Brands Holdings, Inc. 18,842 268,875
*Dutch Bros, Inc., Class A 39,964 2,630,830
eBay, Inc. 130,060 14,828,141
*El Pollo Loco Holdings, Inc. 4,915 80,901
Ethan Allen Interiors, Inc. 8,092 181,261
*Etsy, Inc. 25,998 2,123,517
Expedia Group, Inc. 34,239 10,091,603
*Figs, Inc., Class A 34,315 367,171
*First Watch Restaurant Group,
Inc. 17,188 220,866
*Five Below, Inc. 16,158 3,508,387
Flanigan's Enterprises, Inc. 313 13,065
Flexsteel Industries, Inc. 186 13,770
#*Floor & Decor Holdings, Inc.,
Class A 5,967 343,520
*Flutter Entertainment PLC,
Class DI 3,066 320,305
Ford Motor Co. 1,210,057 17,763,637
*Fox Factory Holding Corp. 2,147 38,646

3
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Frontdoor, Inc. 23,905 $ 1,736,220
#*GameStop Corp., Class A 124,847 2,711,677
Gap, Inc. (The) 75,478 1,516,353
Garmin, Ltd. 50,394 14,804,749
Garrett Motion, Inc. 49,394 1,538,623
General Motors Co. 277,450 24,654,207
*Genesco, Inc. 2,375 90,772
Gentex Corp. 63,950 1,493,872
*Gentherm, Inc. 8,927 362,258
Genuine Parts Co. 42,548 5,291,695
#*GigaCloud Technology, Inc.,
Class A 13,081 572,163
G-III Apparel Group, Ltd. 11,948 435,027
*Global Business Travel Group I 7,885 74,434
Gold.com, Inc., Class A 8,004 331,045
*Goodyear Tire & Rubber Co.
(The) 42,634 296,306
Graham Holdings Co., Class B 1,010 1,215,575
*Grand Canyon Education, Inc. 8,785 1,276,812
*Green Brick Partners, Inc. 9,511 672,713
Group 1 Automotive, Inc. 3,521 1,009,717
H&R Block, Inc. 34,174 1,504,681
Hamilton Beach Brands Holding
Co., Class A 265 6,092
#Harley-Davidson, Inc. 32,670 801,722
Hasbro, Inc. 27,823 2,613,693
Haverty Furniture Cos., Inc. 2,060 50,758
*Helen of Troy, Ltd. 6,383 176,362
*Hilton Grand Vacations, Inc. 17,240 795,454
Hilton Worldwide Holdings, Inc. 69,292 22,207,393
Home Depot, Inc. (The) 301,086 99,948,509
Hooker Furnishings Corp. 3,546 49,538
*Hovnanian Enterprises, Inc.,
Class A 1,288 159,583
#Hyatt Hotels Corp., Class A 12,118 2,109,259
Installed Building Products, Inc. 7,494 1,670,712
Johnson Outdoors, Inc., Class A 1,187 55,682
KB Home 14,443 793,932
#Kohl's Corp. 33,911 649,057
Kontoor Brands, Inc. 17,416 1,458,416
#*Krispy Kreme, Inc. 65,264 207,540
#*Kura Sushi USA, Inc., Class A 1,587 73,113
#Lakeland Industries, Inc. 1,000 11,400
*Lands' End, Inc. 1,204 14,472
Las Vegas Sands Corp. 89,749 4,387,829
*Latham Group, Inc. 7,691 41,224
*Laureate Education, Inc., Class
A 37,769 1,446,930
La-Z-Boy, Inc. 14,857 585,069
LCI Industries 8,239 843,344
Lear Corp. 15,223 1,988,733
*Legacy Housing Corp. 2,087 54,805
Leggett & Platt, Inc. 43,076 422,145
Lennar Corp., Class A 63,310 5,213,579
#Lennar Corp., Class B 2,757 222,490
Levi Strauss & Co., Class A 39,950 979,574
*LGI Homes, Inc. 8,434 460,243
*Life Time Group Holdings, Inc. 43,903 1,980,025
Lifetime Brands, Inc. 300 2,511
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Lincoln Educational Services
Corp. 8,207 $ 343,217
*Lindblad Expeditions Holdings,
Inc. 14,787 437,399
Lithia Motors, Inc., Class A 6,850 2,640,127
LKQ Corp. 40,872 917,576
#*Lovesac Co. (The) 2,870 46,178
Lowe's Cos., Inc. 169,310 35,184,311
*Lululemon Athletica, Inc. 4,847 576,163
*M/I Homes, Inc. 2,750 401,857
Macy's, Inc. 82,019 2,035,712
*Malibu Boats, Inc., Class A 6,014 165,806
*MarineMax, Inc. 6,075 209,405
Marriott International, Inc., Class
A 65,821 24,540,043
Marriott Vacations Worldwide
Corp. 9,479 924,297
*MasterCraft Boat Holdings, Inc. 2,001 47,864
*Mattel, Inc. 62,293 940,001
#Matthews International Corp.,
Class A 9,834 272,894
McDonald's Corp. 214,543 58,063,918
Meritage Homes Corp. 7,400 519,480
*MGM Resorts International 57,488 2,562,240
*Mohawk Industries, Inc. 16,095 1,981,295
Monarch Casino & Resort, Inc. 2,998 368,004
Monro, Inc. 10,289 126,040
*Motorcar Parts of America, Inc. 1,978 26,505
Movado Group, Inc. 7,716 294,597
Murphy USA, Inc. 4,990 3,032,722
*National Vision Holdings, Inc. 26,251 578,572
Newell Brands, Inc. 130,498 730,789
NIKE, Inc., Class B 258,016 10,761,847
#*Norwegian Cruise Line
Holdings, Ltd. 132,366 2,452,742
*NVR, Inc. 839 5,157,375
#*Ollie's Bargain Outlet Holdings,
Inc. 12,451 914,775
OneSpaWorld Holdings, Ltd. 29,922 770,791
*O'Reilly Automotive, Inc. 252,091 22,524,331
Oxford Industries, Inc. 3,845 145,802
#Papa John's International, Inc. 11,207 335,089
#Patrick Industries, Inc. 10,054 829,958
*Peloton Interactive, Inc., Class A 80,252 512,810
*Penn Entertainment, Inc. 36,019 739,470
Penske Automotive Group, Inc. 5,347 1,161,957
Perdoceo Education Corp. 19,225 611,547
Phinia, Inc. 11,413 839,883
*Planet Fitness, Inc., Class A 9,204 514,596
Polaris, Inc. 16,720 1,121,578
Pool Corp. 5,357 994,848
PulteGroup, Inc. 59,006 7,462,489
*Pursuit Attractions and
Hospitality, Inc. 6,911 349,213
PVH Corp. 14,298 1,239,065
#*QuantumScape Corp., Class A 120,890 631,046
Ralph Lauren Corp., Class A 11,833 4,500,563
RCI Hospitality Holdings, Inc. 1,000 25,090
#Red Rock Resorts, Inc., Class A 17,039 1,097,993

4
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Revolve Group, Inc., Class A 16,565 $ 415,947
#*RH 3,139 519,567
*Rivian Automotive, Inc., Class A 281,531 4,284,902
Rocky Brands, Inc. 1,174 57,338
Ross Stores, Inc. 95,445 23,963,376
Royal Caribbean Cruises, Ltd. 77,958 24,814,031
#*Rush Street Interactive, Inc.,
Class A 31,133 837,789
*Sally Beauty Holdings, Inc. 38,197 571,809
#*Savers Value Village, Inc. 11,704 120,083
Service Corp. International 39,891 3,438,205
*Shake Shack, Inc., Class A 5,694 357,299
#*SharkNinja, Inc. 26,061 4,215,888
#Shoe Station Group, Inc. 4,362 66,302
Signet Jewelers, Ltd. 12,069 1,121,210
*Six Flags Entertainment Corp. 835 14,471
Smith & Wesson Brands, Inc. 13,008 189,266
#*Solid Power, Inc. 50,236 103,486
#Somnigroup International, Inc. 60,250 3,936,133
Sonic Automotive, Inc., Class A 4,004 366,686
*Sonos, Inc. 31,991 468,988
Standard Motor Products, Inc. 7,098 271,357
Starbucks Corp. 345,445 36,358,086
Steven Madden, Ltd. 20,984 966,943
*Stitch Fix, Inc., Class A 25,769 103,591
*Stoneridge, Inc. 4,093 28,283
Strategic Education, Inc. 6,821 559,322
*Strattec Security Corp. 556 48,867
*Stride, Inc. 11,002 883,351
Sturm Ruger & Co., Inc. 4,787 177,933
Superior Group of Cos., Inc. 2,281 27,030
Tapestry, Inc. 60,920 9,282,380
*Target Hospitality Corp. 8,175 124,260
*Tesla, Inc. 853,958 265,760,269
Texas Roadhouse, Inc., Class A 21,378 4,391,896
#Thor Industries, Inc. 14,979 1,122,976
TJX Cos., Inc. (The) 334,222 52,586,489
Toll Brothers, Inc. 29,039 4,236,500
Tractor Supply Co. 67,730 2,084,052
Travel + Leisure Co. 18,637 1,416,785
*Ulta Beauty, Inc. 13,616 6,982,693
#*Under Armour, Inc., Class A 51,151 340,154
*Under Armour, Inc., Class C 41,261 267,784
#*United Parks & Resorts, Inc. 7,517 335,484
*Universal Technical Institute,
Inc. 15,381 604,627
Upbound Group, Inc. 17,450 338,355
*Urban Outfitters, Inc. 17,579 1,304,010
#Vail Resorts, Inc. 12,910 1,928,496
*Valvoline, Inc. 43,685 1,677,941
*Versigent PLC 21,421 885,758
VF Corp. 113,955 1,631,836
*Victoria's Secret & Co. 21,940 1,945,639
Visteon Corp. 8,218 859,110
*Warby Parker, Inc., Class A 27,720 739,847
*Wayfair, Inc., Class A 31,068 2,637,673
#Wendy's Co. (The) 24,602 181,071
Weyco Group, Inc. 454 17,706
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Whirlpool Corp. 6,891 $ 258,413
Williams-Sonoma, Inc. 35,908 8,210,723
Wingstop, Inc. 3,082 399,088
Winmark Corp. 994 331,499
Winnebago Industries, Inc. 10,548 319,393
Wolverine World Wide, Inc. 25,846 508,649
Wyndham Hotels & Resorts, Inc. 30,990 2,319,911
Wynn Resorts, Ltd. 22,447 2,229,212
#*XPEL, Inc. 7,364 326,741
#*YETI Holdings, Inc. 24,623 1,205,050
#Yum! Brands, Inc. 84,224 12,909,855
*Zumiez, Inc. 2,741 53,915
TOTAL CONSUMER
DISCRETIONARY 2,006,467,713
CONSUMER STAPLES — (4.6%)
#Alico, Inc. 691 26,092
Altria Group, Inc. 506,668 34,620,624
Andersons, Inc. (The) 9,927 702,633
Archer-Daniels-Midland Co. 145,965 11,570,646
#B&G Foods, Inc. 48,063 169,662
*BellRing Brands, Inc. 11,579 143,464
#*BJ's Wholesale Club Holdings,
Inc. 40,812 3,990,597
*Boston Beer Co., Inc. (The),
Class A 2,230 408,536
Brown-Forman Corp., Class A 10,289 300,645
#Brown-Forman Corp., Class B 53,110 1,525,850
Bunge Global SA 39,490 4,195,023
Cal-Maine Foods, Inc. 14,020 1,230,676
#Campbell's Company (The) 19,598 430,764
#Casey's General Stores, Inc. 11,916 10,378,836
*Central Garden & Pet Co. 2,875 123,769
*Central Garden & Pet Co., Class
A 16,586 628,775
*Chefs' Warehouse, Inc. (The) 11,125 1,283,269
Church & Dwight Co., Inc. 72,251 7,139,121
Clorox Co. (The) 39,535 3,776,779
Coca-Cola Co. (The) 1,189,946 104,227,370
Coca-Cola Consolidated, Inc. 16,889 3,173,443
Colgate-Palmolive Co. 231,660 21,150,558
Conagra Brands, Inc. 146,347 2,123,495
Constellation Brands, Inc., Class
A 42,806 5,574,625
Costco Wholesale Corp. 134,787 128,302,397
*Darling Ingredients, Inc. 47,682 2,891,436
Del Monte Corp. 16,020 475,954
Dole PLC 31,012 438,510
Dollar General Corp. 68,616 8,717,663
*Dollar Tree, Inc. 60,561 7,703,965
Edgewell Personal Care Co. 10,679 290,362
*elf Beauty, Inc. 17,430 1,444,773
Energizer Holdings, Inc. 20,253 424,705
Estee Lauder Cos., Inc. (The),
Class A 78,681 6,601,336
#*FitLife Brands, Inc. 1,200 11,892
*Freshpet, Inc. 14,021 834,810
General Mills, Inc. 156,523 5,595,697
#*Grocery Outlet Holding Corp. 6,733 61,876

5
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
*Herbalife, Ltd. 35,205 $ 437,246
Hershey Co. (The) 46,972 8,222,449
*Honest Co., Inc. (The) 17,234 62,904
Hormel Foods Corp. 88,429 2,211,609
Ingles Markets, Inc., Class A 5,180 466,252
#Ingredion, Inc. 19,047 1,894,415
Interparfums, Inc. 5,601 697,605
J&J Snack Foods Corp. 3,453 264,155
J.M. Smucker Co. (The) 33,413 3,984,834
John B. Sanfilippo & Son, Inc. 2,563 212,114
Kenvue, Inc. 598,243 11,510,195
Keurig Dr Pepper, Inc. 398,145 12,390,272
#Kimberly-Clark Corp. 102,816 11,238,817
Kraft Heinz Co. (The) 260,460 6,732,891
Kroger Co. (The) 171,061 9,877,062
Lamb Weston Holdings, Inc. 40,118 2,108,201
Lifevantage Corp. 16,797 108,005
Limoneira Co. 2,209 28,651
*Mama's Creations, Inc. 4,582 84,446
*Maplebear, Inc. 47,161 2,103,381
Marzetti Co. (The) 4,680 500,152
McCormick & Co., Inc. 1,214 61,853
McCormick & Co., Inc. 43,682 2,223,414
#*Medifast, Inc. 2,079 20,437
MGP Ingredients, Inc. 3,037 53,755
*Mission Produce, Inc. 26,366 332,475
#Molson Coors Beverage Co.,
Class B 47,180 1,960,801
Mondelez International, Inc.,
Class A 393,388 24,512,006
*Monster Beverage Corp. 218,510 21,059,994
National Beverage Corp. 7,050 223,062
Natural Grocers by Vitamin
Cottage, Inc. 2,126 68,160
*Nature's Sunshine Products,
Inc. 2,512 50,617
Nu Skin Enterprises, Inc., Class
A 9,320 48,371
Oil-Dri Corp. of America 2,929 290,586
PepsiCo, Inc. 426,398 59,508,105
*Performance Food Group Co. 48,170 5,510,166
Philip Morris International, Inc. 473,183 90,292,780
#Pilgrim's Pride Corp. 12,724 348,129
#*Post Holdings, Inc. 11,491 1,050,392
PriceSmart, Inc. 8,255 1,600,727
#Primo Brands Corp., Class A 21,163 480,400
Procter & Gamble Co. (The) 707,825 102,273,634
Reynolds Consumer Products,
Inc. 13,457 335,618
Seaboard Corp. 94 414,846
*Seneca Foods Corp., Class A 1,324 219,109
*Seneca Foods Corp., Class B 224 36,933
Smithfield Foods, Inc. 8,447 219,960
Spectrum Brands Holdings, Inc. 6,513 578,159
*Sprouts Farmers Market, Inc. 20,373 1,775,711
Sysco Corp. 147,581 12,579,804
Target Corp. 139,719 20,187,998
#Tootsie Roll Industries, Inc. 6,031 235,330
Turning Point Brands, Inc. 5,953 444,153
Shares Value
CONSUMER STAPLES — (Continued)
Tyson Foods, Inc., Class A 87,866 $ 5,092,713
*United Natural Foods, Inc. 18,722 951,639
Universal Corp. 8,650 455,769
*US Foods Holding Corp. 73,083 7,351,419
*USANA Health Sciences, Inc. 1,784 39,444
Village Super Market, Inc., Class
A 2,719 119,473
*Vita Coco Co., Inc. (The) 15,025 990,749
Walmart, Inc. 1,329,543 147,845,182
WD-40 Co. 4,939 1,121,844
#Weis Markets, Inc. 4,445 342,487
TOTAL CONSUMER STAPLES 971,134,488
ENERGY — (3.6%)
Antero Midstream Corp. 105,111 2,309,289
*Antero Resources Corp. 88,951 3,214,689
APA Corp. 112,786 4,209,173
Archrock, Inc. 54,363 1,944,021
Ardmore Shipping Corp. 11,583 201,428
Atlas Energy Solutions, Inc.,
Class A 23,009 248,267
Baker Hughes Co., Class A 303,930 18,384,726
*BKV Corp. 14,222 347,870
*Borr Drilling, Ltd. 70,446 283,897
Bristow Group, Inc. 8,272 374,887
Cactus, Inc., Class A 22,085 1,435,746
California Resources Corp. 20,766 1,092,707
#*Centrus Energy Corp., Class A 5,508 974,530
Cheniere Energy, Inc. 62,284 16,416,194
Chevron Corp. 563,025 110,820,211
Chord Energy Corp. 17,271 2,424,503
*Clean Energy Fuels Corp. 80,059 155,314
*CNX Resources Corp. 40,123 1,436,403
*Comstock Resources, Inc. 20,521 272,108
ConocoPhillips 371,853 44,800,849
Core Laboratories, Inc. 14,057 149,566
Core Natural Resources, Inc. 14,837 1,184,586
Crescent Energy Co., Class A 75,385 864,666
#CVR Energy, Inc. 10,751 382,951
Delek US Holdings, Inc. 18,903 1,282,947
Devon Energy Corp. 332,035 14,984,740
DHT Holdings, Inc. 44,109 819,104
Diamondback Energy, Inc. 58,780 11,929,401
Diversified Energy Co. 4,885 65,752
Dorian LPG, Ltd. 12,264 581,559
DT Midstream, Inc. 30,225 4,171,050
EOG Resources, Inc. 164,315 24,431,997
Epsilon Energy, Ltd. 3,586 20,082
EQT Corp. 186,101 9,917,322
Evolution Petroleum Corp. 4,996 18,385
Excelerate Energy, Inc., Class A 7,722 303,243
Expand Energy Corp. 74,938 7,046,420
#*Expro, Ltd. 36,004 574,264
ExxonMobil Holdings Corp. 1,256,608 195,327,148
#Flowco Holdings, Inc., Class A 9,383 191,882
*Forum Energy Technologies,
Inc. 3,527 221,037
#*Geospace Technologies Corp. 15,067 110,140
#*Gran Tierra Energy, Inc. 2,326 17,422

6
Dimensional U.S. Equity Market ETF
continued
Shares Value
ENERGY — (Continued)
Granite Ridge Resources, Inc. 7,177 $ 34,091
*Green Plains, Inc. 22,633 381,366
*Gulfport Energy Corp. 4,396 709,383
Halliburton Co. 251,863 8,122,582
*Helix Energy Solutions Group,
Inc. 55,657 529,298
Helmerich & Payne, Inc. 31,693 1,095,627
HF Sinclair Corp. 46,642 4,266,344
*Innovex International, Inc. 16,630 466,970
International Seaways, Inc. 12,250 1,178,205
Kinder Morgan, Inc. 581,731 18,720,104
Kinetik Holdings, Inc., Class A 14,122 714,150
Kodiak Gas Services, Inc. 32,490 1,907,488
*Kosmos Energy, Ltd. 187,046 503,154
Liberty Energy, Inc., Class A 48,385 905,283
Magnolia Oil & Gas Corp., Class
A 69,770 1,793,787
Marathon Petroleum Corp. 90,488 28,636,737
Matador Resources Co. 37,239 1,857,854
Murphy Oil Corp. 41,845 1,662,920
*Nabors Industries, Ltd. 4,919 421,411
NACCO Industries, Inc., Class A 287 13,604
*National Energy Services
Reunited Corp. 22,921 617,950
Natural Gas Services Group, Inc. 2,320 85,005
Noble Corp. PLC 39,234 1,663,522
Nordic American Tankers, Ltd. 65,038 424,698
Northern Oil & Gas, Inc. 24,855 525,683
NOV, Inc. 112,977 2,195,143
Occidental Petroleum Corp. 232,151 13,248,858
*Oceaneering International, Inc. 32,913 1,605,496
*Oil States International, Inc. 22,099 179,223
#ONEOK, Inc. 192,674 17,496,726
Ovintiv, Inc. 87,977 5,495,043
*Par Pacific Holdings, Inc. 14,285 1,228,939
Patterson-UTI Energy, Inc. 107,875 1,130,530
PBF Energy, Inc., Class A 27,505 1,988,061
Peabody Energy Corp. 37,729 804,382
Permian Resources Corp., Class
A 241,647 5,149,498
Phillips 66 122,664 25,965,516
*PrimeEnergy Resources Corp. 41 7,548
*ProFrac Holding Corp., Class A 6,283 25,383
*ProPetro Holding Corp. 38,034 422,177
#Range Resources Corp. 70,102 2,813,894
Ranger Energy Services, Inc.,
Class A 3,538 56,785
*REX American Resources Corp. 9,508 409,224
Riley Exploration Permian, Inc. 5,041 172,755
RPC, Inc. 30,024 168,435
SandRidge Energy, Inc. 5,395 75,098
Scorpio Tankers, Inc. 14,424 1,123,053
*Seadrill, Ltd. 19,479 873,438
Select Water Solutions, Inc.,
Class A 34,534 639,570
SFL Corp., Ltd., Class B 42,523 524,734
SLB, Ltd. 457,597 22,692,235
SM Energy Co. 31,624 1,028,412
Shares Value
ENERGY — (Continued)
Solaris Energy Infrastructure,
Inc., Class A 7,751 $ 398,479
Sunococorp LLC 12,382 946,480
*Talos Energy, Inc. 45,253 686,941
Targa Resources Corp. 64,269 17,376,410
TechnipFMC PLC 125,917 9,023,212
#Teekay Corp., Ltd. 18,622 216,946
Teekay Tankers, Ltd., Class A 7,265 576,623
*TETRA Technologies, Inc. 45,614 351,228
#Texas Pacific Land Corp. 18,046 7,264,959
*Tidewater, Inc. 15,004 1,126,200
*Transocean, Ltd. 306,907 1,632,745
#*Uranium Energy Corp. 86,591 831,274
VAALCO Energy, Inc. 39,367 209,826
*Valaris, Ltd. 17,638 1,396,753
Valero Energy Corp. 90,983 28,468,581
Venture Global, Inc., Class A 41,766 558,829
Viper Energy, Inc., Class A 58,354 2,603,172
#Vitesse Energy, Inc. 8,398 131,009
W&T Offshore, Inc. 16,416 58,933
Weatherford International PLC 22,567 1,981,157
Williams Cos., Inc. (The) 372,450 26,645,073
World Kinect Corp. 15,267 608,543
TOTAL ENERGY 773,793,221
FINANCIALS — (13.0%)
1st Source Corp. 5,264 472,391
*Acacia Research Corp. 4,436 19,651
Acadian Asset Management, Inc. 9,948 860,403
ACNB Corp. 3,070 197,954
Affiliated Managers Group, Inc. 7,627 2,797,050
*Affinity Bancshares, Inc. 142 3,266
#*Affirm Holdings, Inc., Class A 84,617 6,050,962
Aflac, Inc. 140,495 17,910,303
Alerus Financial Corp. 6,581 218,950
Allstate Corp. (The) 78,915 20,839,873
Ally Financial, Inc. 88,322 3,826,992
Amalgamated Financial Corp. 5,969 294,749
Amerant Bancorp, Inc., Class A 12,244 362,422
American Coastal Insurance
Corp. 4,888 51,911
American Express Co. 160,958 54,122,127
American Financial Group, Inc. 20,558 2,913,480
American International Group,
Inc. 160,592 12,619,319
Ameriprise Financial, Inc. 29,428 16,062,980
Ameris Bancorp 20,012 1,745,246
AMERISAFE, Inc. 1,300 37,752
Ames National Corp. 1,511 46,221
Aon PLC, Class A 62,181 22,419,360
Apollo Global Management, Inc. 128,476 16,135,301
*Arch Capital Group, Ltd. 105,103 10,566,005
#Ares Management Corp., Class
A 54,035 6,921,343
Arrow Financial Corp. 5,157 205,455
Arthur J. Gallagher & Co. 58,458 14,580,594
Artisan Partners Asset
Management, Inc., Class A 25,297 992,654
Associated Banc-Corp 48,179 1,487,768

7
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Assurant, Inc. 15,747 $ 4,396,405
#Assured Guaranty, Ltd. 14,067 1,163,622
Atlantic Union Bankshares Corp. 44,954 1,907,398
*Atlanticus Holdings Corp. 879 92,726
Auburn National Bancorp, Inc. 500 13,095
Axis Capital Holdings, Ltd. 23,149 2,438,053
*Axos Financial, Inc. 16,561 1,679,451
#*Bakkt, Inc., Class A 1,071 7,679
*Baldwin Insurance Group, Inc.
(The), Class A 11,765 326,361
Banc of California, Inc. 45,848 877,989
BancFirst Corp. 7,165 808,355
*Bancorp, Inc. (The) 11,946 801,218
Bank First Corp. 3,258 497,627
Bank of America Corp. 2,044,639 126,665,386
Bank of Hawaii Corp. 11,813 943,859
Bank of Marin Bancorp 4,029 117,486
Bank of New York Mellon Corp.
(The) 210,094 32,843,995
Bank of NT Butterfield & Son,
Ltd. (The) 12,028 737,196
Bank of the James Financial
Group, Inc. 356 9,626
Bank OZK 31,426 1,612,154
Bank7 Corp. 292 14,682
BankUnited, Inc. 23,664 1,103,926
Bankwell Financial Group, Inc. 1,302 88,731
Banner Corp. 10,355 729,096
Bar Harbor Bankshares 3,726 147,959
BayCom Corp. 2,215 66,849
BCB Bancorp, Inc. 1,186 11,848
Beacon Financial Corp. 25,930 817,054
*Berkshire Hathaway, Inc., Class
B 562,798 287,893,689
BGC Group, Inc., Class A 124,671 1,436,210
Blackrock, Inc. 44,825 48,876,732
Blackstone, Inc. 219,727 28,070,124
*Block, Inc., Class A 156,826 12,740,544
#Blue Ridge Bankshares, Inc. 3,200 11,232
#BOK Financial Corp. 6,722 949,751
*Bowhead Specialty Holdings,
Inc. 7,203 220,340
Bread Financial Holdings, Inc. 12,301 1,329,369
*Bridgewater Bancshares, Inc. 5,784 118,456
*Brighthouse Financial, Inc. 20,275 1,255,225
Brown & Brown, Inc. 39,207 2,760,173
Burke & Herbert Financial
Services Corp. 4,814 352,625
Business First Bancshares, Inc. 11,626 369,939
Byline Bancorp, Inc. 11,160 438,253
C&F Financial Corp. 424 35,018
California Bancorp 4,590 97,767
Camden National Corp. 5,393 312,201
Capital Bancorp, Inc. 2,245 83,806
Capital City Bank Group, Inc. 4,946 256,549
Capital One Financial Corp. 178,627 37,334,829
Capitol Federal Financial, Inc. 43,725 386,529
#Carlyle Group, Inc. (The) 90,778 4,177,604
Carter Bankshares, Inc. 6,506 224,977
Shares Value
FINANCIALS — (Continued)
Cass Information Systems, Inc. 3,425 $ 191,526
Cathay General Bancorp 20,269 1,280,798
Cboe Global Markets, Inc. 31,808 9,867,796
Central Pacific Financial Corp. 8,245 324,853
CF Bankshares, Inc. 36 1,280
Charles Schwab Corp. (The) 499,963 52,616,106
Chemung Financial Corp. 931 75,867
ChoiceOne Financial Services,
Inc. 3,519 119,752
Chubb, Ltd. 107,394 37,660,928
Cincinnati Financial Corp. 50,178 8,915,627
Citigroup, Inc. 518,321 68,651,616
Citizens & Northern Corp. 1,810 45,956
Citizens Community Bancorp,
Inc. 600 13,200
Citizens Financial Group, Inc. 127,669 9,147,484
Citizens Financial Services, Inc. 601 46,590
#*Citizens, Inc., Class A 4,015 18,991
City Holding Co. 4,326 627,746
Civista Bancshares, Inc. 5,245 152,420
CME Group, Inc., Class A 108,548 29,068,069
CNB Financial Corp. 10,708 375,851
CNO Financial Group, Inc. 26,184 1,442,477
#*Coastal Financial Corp. 4,595 188,349
Cohen & Steers, Inc. 9,458 778,110
*Coinbase Global, Inc., Class A 46,492 6,799,920
Colony Bankcorp, Inc. 5,260 115,299
Columbia Banking System, Inc. 88,764 2,775,650
*Columbia Financial, Inc. 38,993 421,516
Commerce Bancshares, Inc. 42,025 2,490,822
Community Financial System,
Inc. 17,523 1,135,666
Community Trust Bancorp, Inc. 5,991 469,994
Community West Bancshares 7,342 183,770
ConnectOne Bancorp, Inc. 14,678 483,493
*Consumer Portfolio Services,
Inc. 1,025 9,553
Corebridge Financial, Inc. 82,047 2,559,046
*Corpay, Inc. 19,468 7,438,917
Crawford & Co., Class A 3,717 40,552
Crawford & Co., Class B 1,800 18,126
#*Credit Acceptance Corp. 1,983 1,128,149
Cullen/Frost Bankers, Inc. 18,090 3,009,091
*Customers Bancorp, Inc. 9,797 770,828
CVB Financial Corp. 58,677 1,312,604
#*Dave, Inc. 3,673 1,368,890
Dime Community Bancshares,
Inc. 14,800 603,248
Donegal Group, Inc., Class A 5,057 99,825
*Donnelley Financial Solutions,
Inc. 9,339 441,735
Eagle Bancorp Montana, Inc. 856 20,056
Eagle Bancorp, Inc. 12,449 345,460
East West Bancorp, Inc. 42,325 5,544,575
Eastern Bankshares, Inc. 64,014 1,469,761
Employers Holdings, Inc. 6,014 304,008
Enact Holdings, Inc. 10,707 506,655
*Encore Capital Group, Inc. 7,481 703,812
*Enova International, Inc. 7,463 1,896,647

8
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Enterprise Financial Services
Corp. 11,269 $ 747,247
Equitable Holdings, Inc. 87,074 4,149,076
Equity Bancshares, Inc., Class A 7,186 364,186
#Erie Indemnity Co., Class A 1,621 392,347
#Esquire Financial Holdings, Inc. 2,553 329,899
Essent Group, Ltd. 28,007 1,847,342
*Euronet Worldwide, Inc. 6,541 466,570
Evercore, Inc., Class A 11,640 3,731,318
Everest Group, Ltd. 12,662 4,737,487
EVERTEC, Inc. 21,719 661,126
#*EZCORP, Inc., Class A 17,195 511,895
F&G Annuities & Life, Inc. 9,116 260,444
#FactSet Research Systems, Inc. 4,075 1,072,540
Farmers & Merchants Bancorp,
Inc. 2,456 81,932
Farmers National Banc Corp. 20,923 331,839
FB Financial Corp. 13,386 808,247
Federal Agricultural Mortgage
Corp., Class C 2,943 669,827
Federated Hermes, Inc., Class B 22,764 1,364,929
Fidelity D&D Bancorp, Inc. 438 23,039
Fidelity National Financial, Inc. 82,357 4,248,798
Fidelity National Information
Services, Inc. 100,788 4,512,279
Fifth Third Bancorp 277,082 15,655,133
Financial Institutions, Inc. 6,360 263,686
*Finwise Bancorp 1,421 19,553
First American Financial Corp. 29,304 2,197,507
First Bancorp 46,583 1,347,646
First Bancorp 12,730 800,335
First Bancorp, Inc. (The) 543 19,059
First Bank 2,858 52,959
First Busey Corp. 24,058 742,430
First Business Financial
Services, Inc. 2,252 158,113
First Capital, Inc. 430 27,210
First Citizens BancShares, Inc.,
Class A 2,325 5,083,961
First Commonwealth Financial
Corp. 31,877 686,312
First Community Bankshares,
Inc. 5,151 245,806
First Community Corp. 579 19,779
First Financial Bancorp 33,456 1,131,816
First Financial Bankshares, Inc. 39,522 1,388,803
First Financial Corp. 3,897 313,903
First Hawaiian, Inc. 38,849 1,079,614
First Horizon Corp. 148,623 3,810,694
First Internet Bancorp 1,172 34,527
First Interstate BancSystem, Inc.,
Class A 28,207 1,072,430
First Merchants Corp. 19,547 843,258
First Mid Bancshares, Inc. 7,592 395,467
First National Corp. 116 3,683
#*First Northern Community
Bancorp 706 12,990
First United Corp. 555 24,498
FirstCash Holdings, Inc. 12,745 2,600,107
Shares Value
FINANCIALS — (Continued)
*Firstsun Capital Bancorp 6,760 $ 261,477
*Fiserv, Inc. 78,900 4,255,866
Five Star Bancorp 4,796 226,323
Flagstar Bank NA 97,348 1,384,289
*Flywire Corp. 38,671 619,123
FNB Corp. 112,909 2,133,980
Franklin Financial Services Corp. 327 20,653
Franklin Resources, Inc. 92,080 3,117,829
FS Bancorp, Inc. 1,031 44,240
Fulton Financial Corp. 57,142 1,390,265
FVCBankcorp, Inc. 761 14,147
*Galaxy Digital, Inc., Class A 17,409 365,763
GCM Grosvenor, Inc., Class A 16,931 211,299
*Genworth Financial, Inc., Class
A 126,656 1,245,028
German American Bancorp, Inc. 11,733 596,975
Glacier Bancorp, Inc. 40,901 2,016,010
Global Payments, Inc. 71,761 6,033,665
Globe Life, Inc. 24,302 4,429,039
Goldman Sachs Group, Inc.
(The) 89,758 91,407,752
Great Southern Bancorp, Inc. 2,690 216,034
*Green Dot Corp., Class A 16,020 210,022
Greene County Bancorp, Inc. 869 29,077
*Greenlight Capital Re, Ltd.,
Class A 6,647 110,673
HA Sustainable Infrastructure
Capital, Inc. 28,503 1,079,409
*Hagerty, Inc., Class A 958 11,046
Hamilton Insurance Group, Ltd.,
Class B 13,580 488,337
Hamilton Lane, Inc., Class A 5,375 477,891
#Hancock Whitney Corp. 25,618 1,972,586
Hanmi Financial Corp. 10,933 348,544
Hanover Insurance Group, Inc.
(The) 10,872 2,529,153
*Happen, Inc. 34,852 667,067
Hartford Insurance Group, Inc.
(The) 85,263 12,099,672
HBT Financial, Inc. 2,774 99,420
HCI Group, Inc. 4,002 700,390
Heritage Financial Corp. 13,501 401,385
*Heritage Insurance Holdings,
Inc. 10,080 296,050
Hilltop Holdings, Inc. 10,005 394,597
#Hingham Institution For Savings
(The) 128 36,503
*Hippo Holdings, Inc. 4,346 136,682
Home Bancorp, Inc. 1,773 126,486
Home BancShares, Inc. 60,260 1,872,278
Home Federal Bancorp, Inc. of
Louisiana 531 12,218
HomeTrust Bancshares, Inc. 5,179 265,113
Hope Bancorp, Inc. 38,540 539,945
Horace Mann Educators Corp. 12,567 654,866
Horizon Bancorp, Inc. 18,652 381,433
Houlihan Lokey, Inc., Class A 16,593 2,082,256
Huntington Bancshares, Inc. 612,599 10,438,687
Independent Bank Corp. 7,643 291,963

9
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Independent Bank Corp. 14,646 $ 1,227,774
Interactive Brokers Group, Inc.,
Class A 128,012 11,263,776
Intercontinental Exchange, Inc. 172,563 26,312,406
International Bancshares Corp. 16,891 1,292,837
Invesco, Ltd. 111,631 3,304,278
Investar Holding Corp. 2,055 61,897
Investors Title Co. 320 92,573
Jack Henry & Associates, Inc. 22,665 3,491,317
Jackson Financial, Inc., Class A 19,720 2,411,362
Jefferies Financial Group, Inc. 44,046 2,404,912
JPMorgan Chase & Co. 811,525 285,486,380
Kearny Financial Corp. 17,225 165,188
KeyCorp 277,772 6,274,869
Kingstone Cos., Inc. 3,618 72,251
#Kinsale Capital Group, Inc. 4,601 1,639,888
KKR & Co., Inc. 177,360 17,989,625
Lakeland Financial Corp. 7,361 461,167
Landmark Bancorp, Inc. 496 15,545
Lazard, Inc., Class A 35,806 1,517,458
LCNB Corp. 1,014 20,087
#*LendingTree, Inc. 3,555 113,262
#Lincoln National Corp. 53,485 2,439,451
Live Oak Bancshares, Inc. 11,196 479,189
Loews Corp. 52,827 6,128,460
LPL Financial Holdings, Inc. 23,799 8,417,706
M&T Bank Corp. 44,444 10,946,113
Magyar Bancorp, Inc. 1,150 21,907
MainStreet Bancshares, Inc. 695 16,027
*Markel Group, Inc. 3,885 7,312,891
#MarketAxess Holdings, Inc. 2,334 378,808
*Marqeta, Inc., Class A 27,479 477,035
Marsh & McLennan Cos., Inc. 135,144 25,635,465
Mastercard, Inc., Class A 247,475 141,827,922
Mechanics Bancorp 8,481 142,396
Mercantile Bank Corp. 6,037 362,703
#Merchants Bancorp 7,487 413,133
Mercury General Corp. 9,592 1,027,495
Meridian Corp. 1,591 31,247
MetLife, Inc. 168,442 16,192,329
Metrocity Bankshares, Inc. 5,168 182,844
Metropolitan Bank Holding Corp. 3,925 362,984
MGIC Investment Corp. 66,893 2,009,466
Mid Penn Bancorp, Inc. 7,376 282,796
Midland States Bancorp, Inc. 5,490 184,848
Moelis & Co., Class A 26,688 1,790,231
Moody's Corp. 45,073 21,562,022
Morgan Stanley 358,955 75,531,311
Morningstar, Inc. 4,895 942,630
MSCI, Inc., Class A 21,833 12,493,716
MVB Financial Corp. 2,685 82,295
Nasdaq, Inc. 140,221 13,207,416
National Bank Holdings Corp.,
Class A 13,014 562,075
National Bankshares, Inc. 365 14,819
Navient Corp. 24,760 207,736
#NB Bancorp, Inc. 10,476 241,053
NBT Bancorp, Inc. 15,622 822,498
Shares Value
FINANCIALS — (Continued)
*NCR Atleos Corp. 24,309 $ 1,143,252
Nelnet, Inc., Class A 4,308 585,328
#*NerdWallet, Inc., Class A 9,818 88,362
*NI Holdings, Inc. 1,051 15,923
Nicolet Bankshares, Inc. 5,852 1,000,224
*NMI Holdings, Inc., Class A 23,442 1,038,481
Northeast Bank 2,464 305,955
Northeast Community Bancorp,
Inc. 1,548 41,332
Northern Trust Corp. 55,284 10,072,192
Northpointe Bancshares, Inc. 592 10,360
Northrim BanCorp, Inc. 7,237 191,853
Northwest Bancshares, Inc. 43,850 690,199
Norwood Financial Corp. 539 18,321
Oak Valley Bancorp 584 19,780
OceanFirst Financial Corp. 27,720 535,273
OFG Bancorp 13,281 702,034
Old National Bancorp 107,245 2,857,007
Old Republic International Corp. 68,105 2,942,817
Old Second Bancorp, Inc. 15,475 391,363
OneMain Holdings, Inc., Class A 37,173 2,326,286
*Onity Group, Inc. 840 30,794
OP Bancorp 923 14,399
Oppenheimer Holdings, Inc.,
Class A 1,861 198,457
*OppFi, Inc. 12,665 118,671
Orange County Bancorp, Inc. 2,611 99,871
Origin Bancorp, Inc. 8,968 490,819
Orrstown Financial Services, Inc. 5,728 244,757
*Oscar Health, Inc., Class A 66,888 2,088,243
*Palomar Holdings, Inc. 8,146 1,089,853
#Park National Corp. 4,827 1,004,740
Parke Bancorp, Inc. 3,142 107,299
Pathward Financial, Inc. 6,550 577,972
*Paymentus Holdings, Inc., Class
A 11,420 389,422
*Payoneer Global, Inc. 82,926 594,579
PayPal Holdings, Inc. 160,217 9,166,015
*Paysign, Inc. 9,982 89,439
PCB Bancorp 1,365 38,043
Peapack-Gladstone Financial
Corp. 6,645 305,537
Pelagos Insurance Capital, Ltd. 15,382 389,011
PennyMac Financial Services,
Inc. 9,698 731,326
Peoples Bancorp of North
Carolina, Inc. 417 17,931
Peoples Bancorp, Inc. 11,750 489,505
Peoples Financial Services Corp. 2,386 167,879
Perella Weinberg Partners, Class
A 19,918 351,553
Pinnacle Financial Partners, Inc. 46,235 4,865,309
*Pioneer Bancorp, Inc. 300 5,166
#Piper Sandler Cos. 20,545 1,557,311
PJT Partners, Inc., Class A 8,599 1,447,298
Plumas Bancorp 1,480 90,739
PNC Financial Services Group,
Inc. (The) 121,802 30,434,666
*Ponce Financial Group, Inc. 3,612 72,890

10
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Popular, Inc. 19,874 $ 3,482,124
*Porch Group, Inc. 39,243 567,061
*PRA Group, Inc. 13,080 227,200
Preferred Bank/Los Angeles CA 3,647 380,893
Primerica, Inc. 9,606 3,073,536
Primis Financial Corp. 5,074 81,285
Princeton Bancorp, Inc. 428 17,651
Principal Financial Group, Inc. 67,174 7,637,684
PROG Holdings, Inc. 12,572 553,419
Progressive Corp. (The) 179,008 37,845,871
Prosperity Bancshares, Inc. 36,184 2,709,096
Provident Financial Services, Inc. 42,307 1,044,137
Prudential Financial, Inc. 105,794 12,915,332
QCR Holdings, Inc. 5,053 520,206
Radian Group, Inc. 40,527 1,580,148
Raymond James Financial, Inc. 54,112 9,522,630
RBB Bancorp 4,419 116,529
Red River Bancshares, Inc. 1,323 133,028
Regional Management Corp. 1,208 38,982
Regions Financial Corp. 263,057 8,141,614
Reinsurance Group of America,
Inc. 20,268 4,800,476
*Remitly Global, Inc. 55,060 1,253,716
RenaissanceRe Holdings, Ltd. 13,154 4,209,017
Renasant Corp. 30,395 1,324,310
Republic Bancorp, Inc., Class A 2,770 275,726
Richmond Mutual Bancorp, Inc. 1,806 28,264
Riverview Bancorp, Inc. 1,516 8,035
RLI Corp. 25,146 1,539,941
*Robinhood Markets, Inc., Class
A 229,663 19,879,629
*Rocket Cos., Inc., Class A 269,780 3,480,162
S&P Global, Inc. 91,283 37,602,206
S&T Bancorp, Inc. 13,095 682,904
Safety Insurance Group, Inc. 5,264 544,245
SB Financial Group, Inc. 732 19,237
Seacoast Banking Corp. of
Florida 30,473 1,058,632
*Security National Financial
Corp., Class A 1,707 15,997
SEI Investments Co. 30,205 3,110,511
Selective Insurance Group, Inc. 19,102 1,810,679
ServisFirst Bancshares, Inc. 15,802 1,414,279
#*Sezzle, Inc. 6,420 993,495
#*Shift4 Payments, Inc., Class A 1,968 104,304
Shore Bancshares, Inc. 12,748 312,326
Sierra Bancorp 2,643 107,729
Simmons First National Corp.,
Class A 46,266 1,091,415
*SiriusPoint, Ltd. 32,572 770,328
*Skyward Specialty Insurance
Group, Inc. 11,367 681,452
#SLM Corp. 58,161 1,511,895
SmartFinancial, Inc. 3,778 197,967
*SoFi Technologies, Inc. 393,845 6,423,612
Sound Financial Bancorp, Inc. 316 14,925
*Southern First Bancshares, Inc. 2,601 162,302
Southern Missouri Bancorp, Inc. 3,659 283,243
Southside Bancshares, Inc. 9,384 305,074
Shares Value
FINANCIALS — (Continued)
SOUTHSTATE BANK Corp. 29,665 $ 3,117,495
State Street Corp. 84,436 15,549,734
StepStone Group, Inc., Class A 158 6,930
*<Sterling Bancorp, Inc. 2,064 –
Stewart Information Services
Corp. 9,653 652,446
Stifel Financial Corp. 45,544 3,776,053
Stock Yards Bancorp, Inc. 8,365 711,861
*StoneX Group, Inc. 32,672 2,501,657
Synchrony Financial 105,907 8,026,692
#T. Rowe Price Group, Inc. 66,618 7,444,561
Texas Capital Bancshares, Inc. 13,371 1,321,723
#TFS Financial Corp. 18,550 341,505
*Third Coast Bancshares, Inc. 5,010 219,638
Timberland Bancorp, Inc. 975 43,709
Tiptree, Inc. 5,568 98,943
*Toast, Inc., Class A 78,742 2,541,004
Tompkins Financial Corp. 4,151 414,436
Towne Bank/Portsmouth VA 27,472 1,041,463
TPG, Inc., Class A 40,809 1,781,721
Tradeweb Markets, Inc., Class A 35,026 3,520,113
Travelers Cos., Inc. (The) 65,068 24,358,856
TriCo Bancshares 9,111 524,247
*Triumph Financial, Inc. 6,933 526,423
Truist Financial Corp. 383,307 19,870,635
#*Trupanion, Inc. 4,621 113,168
TrustCo Bank Corp. 6,731 383,532
Trustmark Corp. 17,644 837,208
UMB Financial Corp. 22,136 3,225,879
United Bancorp, Inc. 803 12,246
United Bankshares, Inc. 43,299 2,097,837
United Community Banks, Inc. 36,398 1,289,945
United Fire Group, Inc. 6,922 355,514
Unity Bancorp, Inc. 1,383 81,445
Universal Insurance Holdings,
Inc. 9,090 397,324
Univest Financial Corp. 8,820 390,197
Unum Group 44,726 3,851,356
US Bancorp 471,869 29,732,466
US Global Investors, Inc., Class
A 4,116 11,772
USCB Financial Holdings, Inc. 1,039 22,827
#UWM Holdings Corp. 24,009 43,696
Valley National Bancorp 142,923 2,042,370
Value Line, Inc. 132 4,513
*Velocity Financial, Inc. 1,401 24,574
Victory Capital Holdings, Inc.,
Class A 13,446 1,331,557
Virginia National Bankshares
Corp. 418 19,142
Virtu Financial, Inc., Class A 26,466 1,554,348
Virtus Investment Partners, Inc. 1,852 295,116
Visa, Inc., Class A 503,359 184,294,831
Voya Financial, Inc. 27,719 2,756,100
W. R. Berkley Corp. 67,796 4,917,922
WaFd, Inc. 25,227 927,597
Walker & Dunlop, Inc. 12,877 639,858
Washington Trust Bancorp, Inc. 5,629 219,418
Waterstone Financial, Inc. 1,767 36,259

11
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Webster Financial Corp. 47,365 $ 3,657,525
Wells Fargo & Co. 929,427 80,348,964
WesBanco, Inc. 29,302 1,212,517
West Bancorp, Inc. 3,011 84,459
Westamerica Bancorp 7,473 449,501
Western Alliance Bancorp 31,266 2,516,600
Western New England Bancorp,
Inc. 8,864 114,612
#Western Union Co. (The) 101,043 642,633
Westwood Holdings Group, Inc. 237 4,543
*WEX, Inc. 10,634 1,988,133
#White Mountains Insurance
Group, Ltd. 779 1,634,132
#Willis Towers Watson PLC 29,265 9,830,699
Wintrust Financial Corp. 20,642 3,293,225
#WisdomTree, Inc. 40,487 784,233
*World Acceptance Corp. 779 140,072
WSFS Financial Corp. 16,503 1,323,541
Zions Bancorp NA 44,907 3,130,018
TOTAL FINANCIALS 2,760,239,895
HEALTH CARE — (9.4%)
*10X Genomics, Inc., Class A 32,043 1,514,673
*4D Molecular Therapeutics, Inc. 13,010 132,442
Abbott Laboratories 465,131 49,164,347
AbbVie, Inc. 535,561 134,393,677
*Acadia Healthcare Co., Inc. 24,539 726,845
*ACADIA Pharmaceuticals, Inc. 35,634 921,852
Acme United Corp. 400 22,744
*AdaptHealth Corp., Class A 31,224 337,219
*Addus HomeCare Corp. 6,148 709,971
*ADMA Biologics, Inc. 41,956 354,948
Agilent Technologies, Inc. 87,277 12,076,518
*Agios Pharmaceuticals, Inc. 17,217 516,854
*Align Technology, Inc. 21,777 3,683,797
*Alignment Healthcare, Inc. 50,043 743,139
*Alkermes PLC 30,376 1,488,120
#*Allogene Therapeutics, Inc. 32,743 61,557
*Alnylam Pharmaceuticals, Inc. 40,386 8,300,131
#*Altimmune, Inc. 25,408 72,159
*Alto Neuroscience, Inc. 859 23,253
Amgen, Inc. 164,033 63,178,950
*AMN Healthcare Services, Inc. 12,323 414,422
*Amneal Pharmaceuticals, Inc. 54,663 1,001,426
*Amphastar Pharmaceuticals,
Inc. 12,789 255,013
*Amylyx Pharmaceuticals, Inc. 8,949 181,754
*AnaptysBio, Inc. 6,052 322,935
*AngioDynamics, Inc. 9,874 146,036
#*ANI Pharmaceuticals, Inc. 6,331 501,668
*Anika Therapeutics, Inc. 1,888 36,401
*Annexon, Inc. 24,609 125,383
*Arcus Biosciences, Inc. 2,340 65,965
#*ArriVent Biopharma, Inc. 1,725 51,440
*Arrowhead Pharmaceuticals,
Inc. 24,661 2,087,554
*Artivion, Inc. 13,831 371,086
*Arvinas, Inc. 13,543 108,750
#*Astrana Health, Inc. 12,032 427,858
Shares Value
HEALTH CARE — (Continued)
*Atea Pharmaceuticals, Inc. 9,202 $ 43,249
*AtriCure, Inc. 15,029 567,495
*Aura Biosciences, Inc. 5,875 41,184
*Avantor, Inc. 5,257 72,441
*Aveanna Healthcare Holdings,
Inc. 23,953 224,919
*Axogen, Inc. 15,118 638,131
#*Azenta, Inc. 15,737 442,682
#Baxter International, Inc. 64,504 1,687,425
#*Beam Therapeutics, Inc. 28,496 727,218
Becton Dickinson & Co. 83,426 13,817,014
*Beta Bionics, Inc. 2,418 31,023
#*Bicara Therapeutics, Inc. 7,700 208,670
#*BioAge Labs, Inc. 7,068 63,895
*BioCryst Pharmaceuticals, Inc. 52,194 468,702
*Biogen, Inc. 44,550 9,041,423
*BioLife Solutions, Inc. 13,058 408,454
*BioMarin Pharmaceutical, Inc. 53,858 3,232,557
#*Bio-Rad Laboratories, Inc.,
Class A 5,611 1,826,268
Bio-Techne Corp. 48,802 3,518,136
*Bioventus, Inc., Class A 18,256 240,432
*Boston Scientific Corp. 353,941 16,539,663
*Bridgebio Pharma, Inc. 46,867 3,753,578
#*BrightSpring Health Services,
Inc. 46,081 2,751,497
Bristol-Myers Squibb Co. 623,069 40,692,636
*Brookdale Senior Living, Inc. 79,194 1,156,232
Bruker Corp. 33,980 2,135,303
*Butterfly Network, Inc., Class A 36,517 259,636
*C4 Therapeutics, Inc. 21,036 73,205
Cardinal Health, Inc. 71,973 16,555,949
*CareDx, Inc. 12,950 566,045
*Castle Biosciences, Inc. 12,934 362,152
#*Celldex Therapeutics, Inc. 10,101 384,444
Cencora, Inc. 56,846 17,698,434
*Centene Corp. 150,186 9,344,573
#*CG oncology, Inc. 7,388 525,952
#*Charles River Laboratories
International, Inc. 14,645 3,405,109
Chemed Corp. 4,110 2,187,547
Cigna Group (The) 81,045 22,615,607
*Clover Health Investments
Corp., Class A 21,592 90,039
*Collegium Pharmaceutical, Inc. 14,208 502,821
*Community Health Systems,
Inc. 31,135 86,867
*Compass Therapeutics, Inc. 13,305 25,413
Concentra Group Holdings
Parent, Inc. 38,269 1,211,214
CONMED Corp. 4,730 218,999
*Contineum Therapeutics, Inc.,
Class A 1,428 22,120
*Cooper Cos., Inc. (The) 61,254 4,429,889
*Corcept Therapeutics, Inc. 12,752 1,459,976
*CorVel Corp. 4,572 274,594
*Crinetics Pharmaceuticals, Inc. 31,413 2,623,614
*CryoPort, Inc. 19,263 290,679
*Cullinan Therapeutics, Inc. 17,018 280,797

12
Dimensional U.S. Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
CVS Health Corp. 389,742 $ 40,700,757
*Cytek Biosciences, Inc. 30,693 129,524
Danaher Corp. 189,537 36,955,924
*DaVita, Inc. 9,492 2,278,934
*Denali Therapeutics, Inc. 39,869 917,784
DENTSPLY SIRONA, Inc. 65,784 879,532
*Design Therapeutics, Inc. 6,569 80,010
*Dexcom, Inc. 120,564 10,061,066
*Dianthus Therapeutics, Inc. 4,404 470,876
*Disc Medicine, Inc., Class A 7,860 605,220
#*Doximity, Inc., Class A 23,098 482,979
*Dyne Therapeutics, Inc. 31,685 797,828
*Edgewise Therapeutics, Inc. 9,509 365,431
*Edwards Lifesciences Corp. 175,727 15,124,823
*Elanco Animal Health, Inc. 161,701 4,264,055
*Electromed, Inc. 1,107 45,088
Elevance Health, Inc. 65,509 24,620,903
Eli Lilly & Co. 242,679 278,799,342
Embecta Corp. 12,065 43,917
*Emergent BioSolutions, Inc. 18,981 137,043
*Enanta Pharmaceuticals, Inc. 3,542 44,629
Encompass Health Corp. 31,574 3,506,924
*Enliven Therapeutics, Inc. 8,619 472,407
*Enovis Corp. 12,423 362,130
Ensign Group, Inc. (The) 17,339 3,089,116
*Envista Holdings Corp. 53,360 1,457,262
*Erasca, Inc. 33,981 616,755
*Eton Pharmaceuticals, Inc. 1,723 79,982
*Exelixis, Inc. 76,305 4,046,454
*EyePoint, Inc. 16,256 199,136
*Fate Therapeutics, Inc. 6,246 15,303
#*First Tracks Biotherapeutics,
Inc. 3,920 172,637
*Fortrea Holdings, Inc. 29,658 568,544
*Fulcrum Therapeutics, Inc. 10,048 35,972
#*Fulgent Genetics, Inc. 5,028 83,213
GE HealthCare Technologies,
Inc. 141,351 9,614,695
*GeneDx Holdings Corp., Class
A 2,417 157,371
Gilead Sciences, Inc. 378,951 49,343,210
*Ginkgo Bioworks Holdings, Inc. 10,065 81,426
*Glaukos Corp. 4,169 695,056
#*Globus Medical, Inc., Class A 38,185 3,008,596
#*GRAIL, Inc. 12,291 842,671
*Guardant Health, Inc. 36,712 5,946,977
*Guardian Pharmacy Services,
Inc., Class A 9,084 359,091
*Haemonetics Corp. 15,447 1,321,336
*Halozyme Therapeutics, Inc. 43,556 3,595,112
*Harmony Biosciences Holdings,
Inc. 14,465 509,747
#*Harrow, Inc. 12,216 473,614
HCA Healthcare, Inc. 46,791 18,837,589
*HealthEquity, Inc. 25,333 2,548,753
HealthStream, Inc. 8,875 248,855
*Henry Schein, Inc. 30,222 2,591,536
Humana, Inc. 36,333 13,220,125
*ICON PLC 24,064 3,936,028
Shares Value
HEALTH CARE — (Continued)
*ICU Medical, Inc. 7,354 $ 1,239,223
*Ideaya Biosciences, Inc. 25,449 903,439
*IDEXX Laboratories, Inc. 23,692 13,245,486
*Illumina, Inc. 44,998 9,229,090
#*Immunome, Inc. 23,366 531,810
*Incyte Corp. 51,979 6,212,530
*Indivior Pharmaceuticals, Inc. 34,194 1,368,102
*InfuSystem Holdings, Inc. 2,425 22,165
*Innoviva, Inc. 24,791 519,867
*Inogen, Inc. 3,192 20,588
*Insmed, Inc. 66,777 6,584,212
*Insulet Corp. 10,297 1,702,609
*Integer Holdings Corp. 10,286 1,246,766
*Integra LifeSciences Holdings
Corp. 25,248 420,379
#*Intellia Therapeutics, Inc. 48,545 518,461
*Intuitive Surgical, Inc. 110,636 39,091,018
#*Iovance Biotherapeutics, Inc. 125,583 511,123
*IQVIA Holdings, Inc. 52,972 12,449,479
iRadimed Corp. 3,157 286,845
*Ironwood Pharmaceuticals, Inc.,
Class A 32,200 136,206
*Jazz Pharmaceuticals PLC 17,349 4,386,868
Johnson & Johnson 731,079 187,412,102
*Kewaunee Scientific Corp. 684 24,432
#*Kiniksa Pharmaceuticals
International PLC, Class A 11,390 846,733
*Kodiak Sciences, Inc. 4,260 177,131
*Krystal Biotech, Inc. 6,242 2,129,271
*Kura Oncology, Inc. 20,425 184,029
*Kymera Therapeutics, Inc. 9,292 960,793
*Kyverna Therapeutics, Inc. 9,116 66,547
Labcorp Holdings, Inc. 25,726 7,954,479
#*Lantheus Holdings, Inc. 19,646 1,957,527
LeMaitre Vascular, Inc. 6,376 646,016
*Lexeo Therapeutics, Inc. 10,265 42,394
*LifeStance Health Group, Inc. 63,177 662,095
*Ligand Pharmaceuticals, Inc. 5,857 1,684,122
#*Liquidia Corp. 12,330 1,037,076
*LivaNova PLC 16,790 1,345,551
*Madrigal Pharmaceuticals, Inc. 127 59,350
*MBX Biosciences, Inc. 5,882 387,800
McKesson Corp. 35,895 30,732,940
*Medpace Holdings, Inc. 6,717 3,876,448
Medtronic PLC 388,972 33,214,319
Merck & Co., Inc. 750,875 97,763,925
*Merit Medical Systems, Inc. 12,737 1,082,772
Mesa Laboratories, Inc. 1,639 165,228
*Mettler-Toledo International, Inc. 6,277 8,890,115
#*Mineralys Therapeutics, Inc. 19,954 509,226
#*Moderna, Inc. 104,884 5,749,741
*Molina Healthcare, Inc. 15,234 2,980,075
#*Monte Rosa Therapeutics, Inc. 15,004 247,866
*Myriad Genetics, Inc. 21,310 60,947
*Natera, Inc. 42,084 11,268,412
National HealthCare Corp. 3,551 802,633
*Neogen Corp. 76,230 917,809
*NeoGenomics, Inc. 47,070 719,700

13
Dimensional U.S. Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Neurocrine Biosciences, Inc. 28,885 $ 4,818,018
*Novocure, Ltd. 20,930 310,601
NRC Health 2,478 48,346
*Nurix Therapeutics, Inc. 16,122 374,192
#*Nuvation Bio, Inc. 37,633 238,217
*Ocular Therapeutix, Inc. 47,187 385,518
*Olema Pharmaceuticals, Inc. 16,063 183,921
#*OmniAb, Inc. 14,264 28,243
*OmniAb, Inc.- Vesting 12.5 1,104 –
*OmniAb, Inc.- Vesting 15 1,104 –
*Omnicell, Inc. 14,436 510,601
*Option Care Health, Inc. 37,598 865,882
Oramed Pharmaceuticals, Inc. 3,431 13,964
*OraSure Technologies, Inc. 11,179 45,275
#*Organogenesis Holdings, Inc.,
Class A 9,630 22,823
Organon & Co. 35,211 477,109
*ORIC Pharmaceuticals, Inc. 11,672 129,209
*Orthofix Medical, Inc. 7,374 87,013
*OrthoPediatrics Corp. 2,325 46,942
#*Oruka Therapeutics, Inc. 1,553 149,880
*Pacira BioSciences, Inc. 12,671 334,641
*PACS Group, Inc. 15,362 706,806
*<PDL BioPharma, Inc. 14,616 4,531
*Pediatrix Medical Group, Inc. 24,937 661,080
*Pennant Group, Inc. (The) 10,665 430,013
#*Penumbra, Inc. 9,928 3,188,774
*Personalis, Inc. 17,580 222,563
Pfizer, Inc. 1,720,688 43,034,407
Phibro Animal Health Corp.,
Class A 6,889 250,277
*Praxis Precision Medicines, Inc. 5,730 1,763,866
*Prestige Consumer Healthcare,
Inc. 10,940 549,407
*Privia Health Group, Inc. 32,169 761,440
*Pro-Dex, Inc. 344 20,148
*Progyny, Inc. 21,932 682,743
*Protara Therapeutics, Inc. 7,914 31,023
*Prothena Corp. PLC 10,778 87,517
*Puma Biotechnology, Inc. 15,090 119,664
Quest Diagnostics, Inc. 33,683 7,848,476
*QuidelOrtho Corp. 5,797 97,216
*RadNet, Inc. 20,135 1,284,210
*Rafael Holdings, Inc., Class B 922 1,789
#*Rapport Therapeutics, Inc. 2,483 101,753
Regeneron Pharmaceuticals, Inc. 30,466 23,234,286
*REGENXBIO, Inc. 12,166 117,889
*Relay Therapeutics, Inc. 40,728 766,908
#*Repligen Corp. 15,530 2,189,885
*Replimune Group, Inc. 8,309 93,061
#ResMed, Inc. 43,781 9,236,915
*Revolution Medicines, Inc. 50,935 9,551,841
#Revvity, Inc. 33,978 3,823,205
*Rezolute, Inc. 6,281 29,646
#*Rocket Pharmaceuticals, Inc. 29,861 92,868
*Roivant Sciences, Ltd. 143,908 4,879,920
*Sarepta Therapeutics, Inc. 37,436 556,299
*Schrodinger, Inc. 9,297 140,757
Shares Value
HEALTH CARE — (Continued)
*Senseonics Holdings, Inc. 5,370 $ 27,011
*Septerna, Inc. 72 2,480
*SI-BONE, Inc. 14,756 262,067
#SIGA Technologies, Inc. 1,909 6,242
#*Simulations Plus, Inc. 4,926 89,801
#*Solid Biosciences, Inc. 20,397 164,400
*Solventum Corp. 46,161 3,943,996
*Sotera Health Co. 85,873 1,533,692
*STAAR Surgical Co. 12,965 315,827
STERIS PLC 30,498 6,965,743
#*Stoke Therapeutics, Inc. 10,631 306,811
#*Strata Critical Medical, Inc. 13,049 65,506
Stryker Corp. 104,840 34,146,388
*Supernus Pharmaceuticals, Inc. 19,460 868,500
*Surgery Partners, Inc. 7,092 109,217
*Tactile Systems Technology,
Inc. 9,144 257,586
*Tango Therapeutics, Inc. 5,276 143,402
*Taysha Gene Therapies, Inc. 5,870 34,398
*Tectonic Therapeutic, Inc. 975 27,329
#*Teladoc Health, Inc. 82,328 552,421
Teleflex, Inc. 13,379 1,829,043
*Tenax Therapeutics, Inc. 3,160 43,292
*Tenet Healthcare Corp. 28,592 7,284,670
#*TG Therapeutics, Inc. 21,652 1,126,554
Thermo Fisher Scientific, Inc. 112,685 64,714,996
*<Third Harmonic Bio, Inc. 2,783 223
#*TransMedics Group, Inc. 8,392 642,072
#*Tyra Biosciences, Inc. 2,793 89,041
#*UFP Technologies, Inc. 2,373 604,593
*United Therapeutics Corp. 11,616 6,013,719
UnitedHealth Group, Inc. 275,581 114,200,766
Universal Health Services, Inc.,
Class B 14,968 2,521,210
US Physical Therapy, Inc. 5,682 449,219
Utah Medical Products, Inc. 508 35,824
*Vanda Pharmaceuticals, Inc. 12,885 65,713
*Varex Imaging Corp. 12,387 138,611
*Vaxcyte, Inc. 39,051 2,111,878
*Veeva Systems, Inc., Class A 41,118 8,379,026
*Vera Therapeutics, Inc., Class A 7,498 240,686
*Veracyte, Inc. 24,051 1,114,042
*Vericel Corp. 15,414 708,427
*Vertex Pharmaceuticals, Inc. 77,141 36,803,971
Viatris, Inc. 362,786 6,370,522
*Viking Therapeutics, Inc. 9,683 307,338
*Vir Biotechnology, Inc. 45,317 392,445
#*Viridian Therapeutics, Inc. 26,238 496,423
#*Waters Corp. 29,494 11,128,381
*WaVe Life Sciences, Ltd. 33,180 182,822
West Pharmaceutical Services,
Inc. 21,345 7,277,791
*Xencor, Inc. 22,106 446,762
*Xeris Biopharma Holdings, Inc. 43,932 354,971
*Zentalis Pharmaceuticals, Inc. 8,219 38,958
*Zevra Therapeutics, Inc. 15,257 145,094
Zimmer Biomet Holdings, Inc. 60,829 5,713,668
Zoetis, Inc., Class A 69,465 5,368,950

14
Dimensional U.S. Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Zymeworks, Inc. 8,364 $ 183,506
TOTAL HEALTH CARE 1,994,355,549
INDUSTRIALS — (10.1%)
*3D Systems Corp. 43,920 115,949
3M Co. 158,989 28,026,581
#A.O. Smith Corp. 36,996 2,224,569
AAON, Inc. 20,587 1,833,478
*AAR Corp. 11,840 1,658,074
ABM Industries, Inc. 18,270 875,316
ACCO Brands Corp. 38,100 160,782
Acuity, Inc. 8,626 2,832,692
Advanced Drainage Systems,
Inc. 21,864 3,027,727
Aebi Schmidt Holding AG 12,294 158,470
AECOM 29,993 2,171,193
#AGCO Corp. 18,399 1,879,642
#*AirJoule Technologies Corp.,
Class A 4,061 17,178
Alamo Group, Inc. 3,722 592,096
*Alaska Air Group, Inc. 33,496 1,589,385
Albany International Corp., Class
A 10,063 749,794
*Allegiant Travel Co. 6,858 672,633
#Allegion PLC 27,561 4,338,101
Allient, Inc. 4,440 388,322
Allison Transmission Holdings,
Inc. 26,782 3,067,610
*Alpha Pro Tech, Ltd. 2,226 10,974
#*Amentum Holdings, Inc. 39,849 884,648
*Ameresco, Inc., Class A 13,774 290,218
#*American Airlines Group, Inc. 190,690 2,911,836
*American Superconductor Corp. 7,699 226,120
AMETEK, Inc. 70,192 16,966,108
*API Group Corp. 105,547 4,188,105
Apogee Enterprises, Inc. 6,965 275,814
Applied Industrial Technologies,
Inc. 11,292 3,898,111
ArcBest Corp. 6,383 921,386
*Archer Aviation, Inc., Class A 2,637 12,236
Arcosa, Inc. 14,914 2,165,513
Argan, Inc. 3,954 2,255,480
Armstrong World Industries, Inc. 13,909 2,429,346
Astec Industries, Inc. 7,013 355,279
#*Astronics Corp. 9,244 642,366
#*Astronics Corp., Class B 3,056 210,925
*Asure Software, Inc. 3,230 25,937
*ATI, Inc. 41,580 7,793,755
Atkore, Inc. 10,339 754,333
Atmus Filtration Technologies,
Inc. 31,092 1,605,280
Automatic Data Processing, Inc. 115,126 30,676,474
#*Avis Budget Group, Inc. 4,296 590,442
*Axon Enterprise, Inc. 19,233 10,150,408
AZZ, Inc. 8,564 1,239,382
*Babcock & Wilcox Enterprises,
Inc. 4,041 37,662
Barrett Business Services, Inc. 7,897 308,299
*Bloom Energy Corp., Class A 83,084 17,099,518
Shares Value
INDUSTRIALS — (Continued)
#*Blue Bird Corp. 10,282 $ 764,878
*BlueLinx Holdings, Inc. 2,425 131,484
*Boeing Co. (The) 230,563 49,833,887
Boise Cascade Co. 10,903 832,771
Booz Allen Hamilton Holding
Corp., Class A 27,325 1,905,099
*Bowman Consulting Group, Ltd. 3,010 80,818
Brady Corp., Class A 12,873 1,213,538
*BrightView Holdings, Inc. 22,943 299,177
#Brink's Co. (The) 13,147 1,557,262
Broadridge Financial Solutions,
Inc. 20,602 3,171,678
*Builders FirstSource, Inc. 21,763 1,445,934
BWX Technologies, Inc. 27,821 4,693,403
#*CACI International, Inc., Class
A 6,554 3,262,253
Cadre Holdings, Inc. 10,351 319,121
Carlisle Cos., Inc. 13,689 4,926,945
Carpenter Technology Corp. 14,118 7,336,560
Carrier Global Corp. 229,954 14,213,457
#*Casella Waste Systems, Inc.,
Class A 18,624 1,670,759
Caterpillar, Inc. 139,174 113,400,367
*CBIZ, Inc. 1,721 94,793
*CECO Environmental Corp. 15,435 1,017,012
#*Centuri Holdings, Inc. 26,118 727,125
CH Robinson Worldwide, Inc. 35,761 5,282,973
*Cimpress PLC 4,907 484,321
Cintas Corp. 103,820 21,244,687
*Civeo Corp. 1,889 59,522
*Clean Harbors, Inc. 15,804 4,944,756
CNH Industrial NV 268,684 2,754,011
Columbus McKinnon Corp. 7,179 137,621
Comfort Systems USA, Inc. 10,709 18,523,250
CompX International, Inc. 278 7,870
*Concrete Pumping Holdings,
Inc. 3,512 34,172
*Conduent, Inc. 7,255 11,390
*Construction Partners, Inc.,
Class A 14,455 1,493,924
Copa Holdings SA, Class A 10,111 1,427,875
*Copart, Inc. 140,077 4,079,042
*Core & Main, Inc., Class A 60,866 2,676,278
*Costamare Bulkers Holdings,
Ltd. 1,831 35,814
Costamare, Inc. 12,276 191,260
Covenant Logistics Group, Inc.,
Class A 4,621 164,138
CRA International, Inc. 2,066 369,876
Crane Co. 14,494 3,093,889
#CSW Industrials, Inc. 4,687 1,494,825
CSX Corp. 567,569 28,605,478
Cummins, Inc. 42,196 26,760,703
Curtiss-Wright Corp. 11,738 8,498,312
*Custom Truck One Source, Inc. 16,849 171,017
Deere & Co. 73,931 43,816,686
Delta Air Lines, Inc. 202,772 17,730,384
Deluxe Corp. 16,163 418,137

15
Dimensional U.S. Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Distribution Solutions Group,
Inc. 1,684 $ 58,216
*DNOW, Inc. 55,326 781,203
Donaldson Co., Inc. 36,724 3,460,870
Douglas Dynamics, Inc. 7,080 312,440
Dover Corp. 41,542 8,500,324
*Ducommun, Inc. 4,050 725,031
DuPont de Nemours, Inc. 42,092 5,766,604
*DXP Enterprises, Inc. 3,993 626,981
*Dycom Industries, Inc. 7,708 3,091,448
Eastern Co. (The) 600 14,232
Eaton Corp. PLC 118,245 49,095,324
EMCOR Group, Inc. 13,861 11,053,177
Emerson Electric Co. 171,214 25,651,281
*Energy Recovery, Inc. 7,390 63,923
Enerpac Tool Group Corp., Class
A 16,310 582,919
EnerSys 10,798 2,008,968
Ennis, Inc. 8,267 180,221
Enpro, Inc. 6,113 1,918,993
*Enviri Corp. 8,809 195,384
Equifax, Inc. 20,141 3,476,739
#Esab Corp. 16,507 1,428,351
ESCO Technologies, Inc. 7,771 2,450,119
Espey Mfg. & Electronics Corp. 1,100 65,087
*Everus Construction Group, Inc. 15,916 1,996,344
*ExlService Holdings, Inc. 22,608 767,089
Expeditors International of
Washington, Inc. 41,321 6,937,383
Exponent, Inc. 13,471 900,536
Fastenal Co. 352,191 16,803,033
#Federal Signal Corp. 17,586 2,197,371
FedEx Corp. 66,918 20,570,593
*FedEx Freight Holding Co., Inc. 35,479 4,985,864
Ferguson Enterprises, Inc. 59,696 13,988,564
*First Advantage Corp. 20,164 400,054
Flowserve Corp. 38,558 2,930,022
*Fluence Energy, Inc., Class A 11,285 157,200
*Fluor Corp. 41,345 2,074,279
Fortive Corp. 88,018 5,211,546
Fortune Brands Innovations, Inc. 32,182 1,585,285
#*Forward Air Corp. 1,737 24,405
*Franklin Covey Co. 1,500 32,175
Franklin Electric Co., Inc. 11,742 1,229,622
*FreightCar America, Inc. 946 7,540
#*Frontier Group Holdings, Inc. 12,015 81,101
FTAI Aviation, Ltd. 31,223 6,431,938
#FTAI Infrastructure, Inc. 14,279 53,261
*FTI Consulting, Inc. 9,103 1,450,836
#*FuelCell Energy, Inc. 23,699 512,135
*Gates Industrial Corp., Ltd. 77,149 2,158,629
GATX Corp. 10,256 1,834,491
GE Vernova, Inc. 81,718 80,924,518
Genco Shipping & Trading, Ltd. 12,226 312,252
*Gencor Industries, Inc. 1,168 16,632
*Generac Holdings, Inc. 18,026 3,553,105
General Dynamics Corp. 70,183 26,909,566
General Electric Co. 315,976 113,773,478
Shares Value
INDUSTRIALS — (Continued)
Genpact, Ltd. 46,560 $ 1,637,515
*Gibraltar Industries, Inc. 3,608 152,474
Global Industrial Co. 5,696 203,575
Gorman-Rupp Co. (The) 6,183 501,998
Graco, Inc. 49,421 3,923,039
*Graham Corp. 3,198 306,688
Granite Construction, Inc. 14,893 1,801,606
Greenbrier Cos., Inc. (The) 10,385 511,461
Griffon Corp. 12,987 1,119,090
#*GXO Logistics, Inc. 35,446 1,777,971
#*Hayward Holdings, Inc. 66,164 1,001,061
*Healthcare Services Group, Inc. 22,257 518,588
Heartland Express, Inc. 14,340 175,378
#HEICO Corp. 12,955 4,616,644
HEICO Corp., Class A 23,076 5,936,993
Helios Technologies, Inc. 10,152 790,942
Herc Holdings, Inc. 9,143 1,372,730
Hexcel Corp. 23,280 2,396,676
*Hillman Solutions Corp. 60,942 479,614
HNI Corp. 14,649 659,351
*Honeywell Aerospace, Inc. 98,082 20,277,473
Honeywell International, Inc. 96,361 23,420,541
Howmet Aerospace, Inc. 119,762 33,804,022
Hub Group, Inc., Class A 18,100 842,193
Hubbell, Inc., Class B 16,271 7,688,861
*Hudson Technologies, Inc. 6,969 42,093
Huntington Ingalls Industries, Inc. 11,153 3,640,897
*Hurco Cos., Inc. 883 18,402
*Huron Consulting Group, Inc. 6,013 912,593
#*Hyliion Holdings Corp. 16,424 58,469
Hyster-Yale, Inc. 4,144 138,534
*IBEX Holdings, Ltd. 3,267 115,456
ICF International, Inc. 5,855 473,787
IDEX Corp. 22,445 5,172,450
*IES Holdings, Inc. 2,589 1,927,614
Illinois Tool Works, Inc. 83,704 24,018,863
Ingersoll Rand, Inc. 116,484 9,712,436
*Innodata, Inc. 12,655 795,114
*Innovative Solutions and
Support, Inc. 3,695 67,582
Insteel Industries, Inc. 5,988 183,532
Interface, Inc., Class A 20,297 695,375
ITT, Inc. 27,154 5,321,641
Jacobs Solutions, Inc. 36,276 4,894,721
*Janus International Group, Inc. 800 4,104
JB Hunt Transport Services, Inc. 23,787 6,464,117
#JBT Marel Corp. 12,259 1,697,504
*JetBlue Airways Corp. 110,351 665,417
Johnson Controls International
PLC 186,222 27,311,319
Kadant, Inc. 3,897 1,198,327
Karat Packaging, Inc. 563 22,655
#*Karman Holdings, Inc. 15,613 751,766
#KBR, Inc. 20,372 745,819
Kelly Services, Inc., Class A 1,719 25,510
Kennametal, Inc. 22,103 750,839
Kforce, Inc. 5,555 315,357
*Kirby Corp. 15,920 2,087,749

16
Dimensional U.S. Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Knight-Swift Transportation
Holdings, Inc., Class A 48,739 $ 3,388,823
Korn Ferry 15,581 1,281,849
*Kratos Defense & Security
Solutions, Inc. 37,027 1,725,458
#*KULR Technology Group, Inc. 3,672 9,731
*L.B. Foster Co., Class A 1,019 41,911
L3Harris Technologies, Inc. 56,156 15,558,581
Landstar System, Inc. 10,318 1,803,277
*Legalzoom.com, Inc. 4,552 35,824
Leidos Holdings, Inc. 38,166 4,411,990
Lennox International, Inc. 9,332 3,880,992
Leonardo DRS, Inc. 25,583 1,178,097
#*Limbach Holdings, Inc. 3,591 257,475
#Lincoln Electric Holdings, Inc. 16,465 4,302,469
Lindsay Corp. 3,803 421,448
*Liquidity Services, Inc. 7,467 291,064
#*Loar Holdings, Inc. 8,408 575,528
Lockheed Martin Corp. 63,245 36,855,391
Louisiana-Pacific Corp. 19,839 1,436,939
LSI Industries, Inc. 9,029 211,188
Luxfer Holdings PLC 5,723 97,463
*Lyft, Inc., Class A 115,304 1,828,721
*Manitowoc Co., Inc. (The) 9,537 132,087
ManpowerGroup, Inc. 14,060 737,025
Marten Transport, Ltd. 25,793 381,478
Masco Corp. 60,470 4,322,396
*MasTec, Inc. 18,727 4,927,074
*Masterbrand, Inc. 61,560 507,870
*Matrix Service Co. 10,653 123,575
Matson, Inc. 8,973 1,817,840
Maximus, Inc. 15,970 962,192
*Mayville Engineering Co., Inc. 6,987 179,356
McGrath RentCorp 7,532 867,310
#*Mercury Systems, Inc. 15,978 1,551,464
*Middleby Corp. (The) 12,791 1,708,622
*Midera Food Processing, Inc. 12,791 613,328
Miller Industries, Inc. 3,535 177,811
MillerKnoll, Inc. 21,355 480,915
*Mistras Group, Inc. 4,292 65,281
*Mobility Global, Inc. 91,982 1,874,593
*Modine Manufacturing Co. 16,315 3,280,294
Moog, Inc., Class A 8,525 3,323,471
MSA Safety, Inc. 10,844 2,063,288
MSC Industrial Direct Co., Inc.,
Class A 15,073 1,860,008
Mueller Industries, Inc. 64,897 4,309,810
Mueller Water Products, Inc.,
Class A 46,188 1,165,785
*MYR Group, Inc. 4,994 1,664,101
National Presto Industries, Inc. 1,656 201,072
#*Nextpower, Inc., Class A 44,680 4,015,392
Nordson Corp. 16,288 4,850,241
Norfolk Southern Corp. 68,752 23,064,921
Northrop Grumman Corp. 40,794 22,129,929
*NPK International, Inc. 26,413 329,898
nVent Electric PLC 49,802 7,661,042
*NWPX Infrastructure, Inc. 3,175 390,779
Shares Value
INDUSTRIALS — (Continued)
Old Dominion Freight Line, Inc. 57,708 $ 12,242,175
Omega Flex, Inc. 302 8,897
*Onterris, Inc. 3,319 69,666
*OPENLANE, Inc. 32,207 1,280,550
*Orion Group Holdings, Inc. 10,304 100,773
Oshkosh Corp. 18,442 2,626,325
Otis Worldwide Corp. 119,027 8,563,993
Owens Corning 25,085 3,484,306
PACCAR, Inc. 161,294 21,400,488
*PAMT Corp. 940 15,148
Pangaea Logistics Solutions, Ltd. 4,633 35,257
Park Aerospace Corp. 5,952 201,773
Parker-Hannifin Corp. 38,460 37,557,344
Park-Ohio Holdings Corp. 1,013 40,449
*Parsons Corp. 13,260 586,225
Paychex, Inc. 73,901 8,634,593
Paycom Software, Inc. 6,645 1,089,514
*Paylocity Holding Corp. 2,183 301,025
Pentair PLC 42,220 2,762,877
#*Perma-Fix Environmental
Services, Inc. 2,278 37,815
*Perma-Pipe International
Holdings, Inc. 1,050 25,357
Pitney Bowes, Inc. 38,153 668,822
#*Planet Labs PBC 58,515 1,198,387
#*Plug Power, Inc. 383,854 790,739
#Powell Industries, Inc. 8,991 1,876,242
*Power Solutions International,
Inc. 4,079 112,621
Preformed Line Products Co. 1,063 379,470
Primoris Services Corp. 13,271 1,120,205
*Proto Labs, Inc. 7,464 560,173
Quad/Graphics, Inc. 3,811 39,596
Quanex Building Products Corp. 15,254 272,131
Quanta Services, Inc. 46,249 30,864,733
*QXO, Inc. 297,004 3,950,153
*Radiant Logistics, Inc. 5,020 41,365
*RBC Bearings, Inc. 8,673 4,781,512
*RCM Technologies, Inc. 1,243 35,164
Regal Rexnord Corp. 19,986 4,101,727
Republic Services, Inc., Class A 61,719 12,994,935
*Resideo Technologies, Inc. 40,737 1,397,279
#Robert Half, Inc. 15,082 570,100
*Rocket Lab Corp. 161,131 10,465,458
Rockwell Automation, Inc. 34,163 16,400,973
Rollins, Inc. 86,965 3,302,061
RTX Corp. 408,525 87,922,750
Rush Enterprises, Inc., Class A 18,807 1,500,611
Rush Enterprises, Inc., Class B 1,337 103,925
#*RXO, Inc. 26,870 544,117
Ryder System, Inc. 11,445 2,934,727
*Saia, Inc. 7,912 2,750,449
Schneider National, Inc., Class B 18,190 650,111
Science Applications
International Corp. 14,306 1,675,662
Sensata Technologies Holding
PLC 44,508 2,060,275
*Shoals Technologies Group,
Inc., Class A 50,773 443,756

17
Dimensional U.S. Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Simpson Manufacturing Co., Inc. 13,864 $ 2,602,827
*SiteOne Landscape Supply, Inc. 13,343 1,260,113
*SkyWest, Inc. 12,016 1,285,352
Snap-on, Inc. 16,069 6,594,878
Southwest Airlines Co. 146,055 6,568,093
*SPX Technologies, Inc. 14,834 3,257,843
SS&C Technologies Holdings,
Inc. 66,982 5,160,963
*StandardAero, Inc. 66,405 1,946,331
Standex International Corp. 3,882 1,151,013
Stanley Black & Decker, Inc. 47,307 4,474,296
*Sterling Infrastructure, Inc. 9,374 5,594,122
*Sunrun, Inc. 70,684 693,410
#*Symbotic, Inc., Class A 25,216 1,085,549
*Taylor Devices, Inc. 323 16,580
#Tecnoglass Holdings, Inc. 5,363 232,969
Tennant Co. 5,431 456,367
Terex Corp. 35,309 2,218,818
Tetra Tech, Inc. 78,457 2,601,634
Textron, Inc. 54,460 4,643,260
#*TIC Solutions, Inc. 34,885 255,009
Timken Co. (The) 19,091 2,625,967
*Titan International, Inc. 14,589 105,333
*Titan Machinery, Inc. 5,016 85,222
Toro Co. (The) 30,235 2,777,689
Trane Technologies PLC 67,003 30,483,015
*Transcat, Inc. 3,361 286,929
TransDigm Group, Inc. 17,131 21,488,784
TransUnion 61,821 4,860,367
*Trex Co., Inc. 28,862 1,251,456
TriNet Group, Inc. 11,288 743,089
Trinity Industries, Inc. 23,698 740,326
*TrueBlue, Inc. 10,398 73,618
Tutor Perini Corp. 13,362 1,119,067
Twin Disc, Inc. 668 15,237
*Uber Technologies, Inc. 537,012 37,784,164
UFP Industries, Inc. 16,700 1,448,558
U-Haul Holding Co. 28,526 1,785,157
*U-Haul Holding Co. 2,160 153,166
#UL Solutions, Inc., Class A 26,110 2,392,720
*Ultralife Corp. 17,068 88,583
UniFirst Corp. 4,083 1,196,237
Union Pacific Corp. 180,799 52,816,812
*United Airlines Holdings, Inc. 100,017 12,135,063
United Parcel Service, Inc., Class
B 227,576 23,717,971
United Rentals, Inc. 19,398 20,935,485
Universal Logistics Holdings, Inc. 961 12,858
*Upwork, Inc. 18,181 166,538
*V2X, Inc. 8,772 791,585
Valmont Industries, Inc. 5,846 2,816,018
Veralto Corp. 75,981 7,155,131
Verisk Analytics, Inc., Class A 22,383 4,361,328
*Verra Mobility Corp., Class A 11,631 61,528
Vertiv Holdings Co., Class A 111,485 26,931,431
*Vestis Corp. 30,828 445,773
*Vicor Corp. 7,141 1,480,829
Virco Mfg. Corp. 653 3,951
Shares Value
INDUSTRIALS — (Continued)
VSE Corp. 6,936 $ 1,348,289
Wabash National Corp. 16,111 202,354
Waste Management, Inc. 122,426 27,735,610
#Watsco, Inc. 10,469 3,238,062
Watts Water Technologies, Inc.,
Class A 8,171 2,825,450
Werner Enterprises, Inc. 18,395 688,341
WESCO International, Inc. 15,073 5,177,425
Westinghouse Air Brake
Technologies Corp. 52,758 15,345,192
*Wilhelmina International, Inc. 2,063 1,031
*Willdan Group, Inc. 4,105 281,316
Willis Lease Finance Corp. 2,658 189,595
WillScot Holdings Corp. 57,130 1,387,116
Woodward, Inc. 18,216 6,571,422
Worthington Enterprises, Inc. 11,289 634,555
WW Grainger, Inc. 13,426 18,557,686
#*XPO, Inc. 35,705 7,175,634
Xylem, Inc. 73,494 8,596,593
Zurn Elkay Water Solutions Corp. 47,135 2,380,789
TOTAL INDUSTRIALS 2,129,863,405
INFORMATION TECHNOLOGY — (34.6%)
*8x8, Inc. 14,607 27,753
#*908 Devices, Inc. 1,720 13,777
A10 Networks, Inc. 20,715 612,543
Accenture PLC, Class A 147,794 24,521,980
*ACI Worldwide, Inc. 30,087 1,724,888
*ACM Research, Inc., Class A 16,073 1,261,248
Adeia, Inc. 35,429 944,183
*Adobe, Inc. 94,269 23,605,900
*ADTRAN Holdings, Inc. 20,636 175,612
Advanced Energy Industries, Inc. 11,142 3,225,832
*Advanced Micro Devices, Inc. 493,583 235,019,545
*Aehr Test Systems 3,844 307,443
*Agilysys, Inc. 7,502 788,910
*Akamai Technologies, Inc. 44,539 5,130,002
*Alarm.com Holdings, Inc. 14,511 794,477
#*Allegro MicroSystems, Inc. 35,441 1,470,801
*Alpha & Omega Semiconductor,
Ltd. 7,984 253,412
*Ambarella, Inc. 10,584 910,224
Amdocs, Ltd. 16,342 910,576
Amkor Technology, Inc. 36,822 1,836,313
Amphenol Corp., Class A 371,376 59,680,123
*Amplitude, Inc., Class A 5,953 52,863
Analog Devices, Inc. 147,821 54,310,914
*Appfolio, Inc., Class A 7,089 1,277,367
Apple, Inc. 4,359,743 1,346,768,210
#*Applied Digital Corp. 25,042 685,900
Applied Materials, Inc. 238,914 121,289,470
*Applied Optoelectronics, Inc. 22,468 2,119,182
*Arista Networks, Inc. 324,085 58,448,730
*Arlo Technologies, Inc. 30,168 444,073
*Arrow Electronics, Inc. 15,818 3,425,704
*Astera Labs, Inc. 42,808 13,323,134
*AstroNova, Inc. 821 23,768
*Atlassian Corp., Class A 6,120 618,212

18
Dimensional U.S. Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Aurora Innovation, Inc., Class
A 307,669 $ 1,984,465
*Autodesk, Inc. 63,562 14,886,220
*AvePoint, Inc. 18,646 242,957
Avnet, Inc. 26,055 2,314,726
*Axcelis Technologies, Inc. 9,088 1,184,893
*AXT, Inc. 4,389 265,227
*Backblaze, Inc., Class A 11,141 152,855
Badger Meter, Inc. 3,662 491,990
#Bel Fuse, Inc., Class A 256 57,121
Bel Fuse, Inc., Class B 3,720 1,011,728
Belden, Inc. 11,550 1,432,777
Benchmark Electronics, Inc. 11,922 951,018
#Bentley Systems, Inc., Class B 49,749 1,763,105
*BILL Holdings, Inc. 22,214 1,002,518
*BK Technologies Corp. 796 63,680
#*BlackLine, Inc. 2,548 80,007
*Box, Inc., Class A 39,509 1,246,509
*Braze, Inc., Class A 17,551 437,371
Broadcom, Inc. 1,413,570 550,274,530
*Cadence Design Systems, Inc. 83,274 28,314,825
*Calix, Inc. 18,890 678,151
CDW Corp. 43,572 6,440,377
*Cerence, Inc. 10,381 88,446
*CEVA, Inc. 8,605 280,953
*Ciena Corp. 43,666 16,464,265
#*Cipher Digital, Inc. 66,675 1,488,186
*Cirrus Logic, Inc. 14,842 1,919,813
Cisco Systems, Inc. 1,200,431 139,237,992
#*Cleanspark, Inc. 76,498 1,052,612
Clear Secure, Inc., Class A 30,049 1,659,907
*Clearfield, Inc. 3,012 91,143
Climb Global Solutions, Inc. 3,612 96,838
*Cloudflare, Inc., Class A 94,450 26,349,661
*Coda Octopus Group, Inc. 2,056 20,848
Cognex Corp. 48,660 3,174,578
Cognizant Technology Solutions
Corp., Class A 73,137 4,048,133
*Coherent Corp. 58,295 15,325,173
*Cohu, Inc. 14,296 686,065
*Consensus Cloud Solutions, Inc. 5,272 191,901
*CoreWeave, Inc., Class A 28,210 2,024,632
Corning, Inc. 239,674 33,134,930
*Corsair Gaming, Inc. 19,012 201,717
#Crane NXT Co. 15,050 781,848
*Credo Technology Group
Holding, Ltd. 52,739 10,916,446
*Crowdstrike Holdings, Inc.,
Class A 299,793 57,218,492
CTS Corp. 9,525 610,743
*Daily Journal Corp. 572 335,821
*Daktronics, Inc. 12,514 247,402
*Data I/O Corp. 3,489 9,909
*Datadog, Inc., Class A 94,568 25,341,387
Dell Technologies, Inc., Class C 90,813 36,812,866
#*Diebold Nixdorf, Inc. 5,073 373,322
*Digi International, Inc. 11,134 776,262
*Digital Turbine, Inc. 30,721 247,611
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*DigitalOcean Holdings, Inc. 28,239 $ 3,318,082
*Diodes, Inc. 14,840 1,221,629
*Docusign, Inc., Class A 39,511 2,166,388
#Dolby Laboratories, Inc., Class
A 15,315 900,675
*Dropbox, Inc., Class A 50,715 1,651,280
#*DXC Technology Co. 11,433 128,507
*Dynatrace, Inc. 81,465 3,610,529
*Eastman Kodak Co. 20,459 171,856
*eGain Corp. 1,372 9,357
*Elastic NV 9,485 624,018
*Enphase Energy, Inc. 36,572 1,372,913
Entegris, Inc. 46,396 5,523,444
#*EPAM Systems, Inc. 6,635 700,391
ePlus, Inc. 8,517 787,056
*Everforth, Inc. 8,433 239,835
*Everpure, Inc., Class A 96,050 7,412,178
*Everspin Technologies, Inc. 4,291 62,348
*F5, Inc. 17,205 6,926,217
*Fabrinet 10,794 4,699,816
#*Fair Isaac Corp. 6,090 6,838,887
*Fastly, Inc., Class A 45,652 1,034,474
*First Solar, Inc. 31,668 6,682,898
#*Five9, Inc. 30,827 848,051
*Flex, Ltd. 114,725 13,049,969
*FormFactor, Inc. 23,170 2,460,654
*Fortinet, Inc. 188,650 30,551,868
Franklin Wireless Corp. 3,560 8,117
#*Frequency Electronics, Inc. 1,270 73,622
*Gartner, Inc. 9,566 1,444,657
Gen Digital, Inc. 170,319 4,675,257
GLOBALFOUNDRIES, Inc. 39,332 1,966,207
#*Globant SA 4,015 146,949
*GoDaddy, Inc., Class A 20,031 1,657,365
#*Guidewire Software, Inc. 20,247 3,076,329
Hackett Group, Inc. (The) 6,963 74,643
*Harmonic, Inc. 32,947 380,538
Hewlett Packard Enterprise Co. 407,713 19,529,453
HP, Inc. 288,961 7,879,966
*HubSpot, Inc. 5,835 1,384,996
*Hut 8 Corp., Class U 28,676 3,086,398
#*I3 Verticals, Inc., Class A 6,451 135,858
*Ichor Holdings, Ltd. 10,408 783,410
#*indie Semiconductor, Inc.,
Class A 118,297 382,099
Information Services Group, Inc. 6,130 25,501
*Insight Enterprises, Inc. 6,113 788,149
*Intel Corp. 1,424,949 128,530,400
InterDigital, Inc. 8,245 2,513,282
International Business Machines
Corp. 283,903 63,494,906
Intuit, Inc. 62,470 19,744,893
#*IonQ, Inc. 91,677 3,340,710
#*IPG Photonics Corp. 9,260 787,656
*Itron, Inc. 13,329 1,328,368
Jabil, Inc. 32,411 10,211,086
*JFrog, Ltd. 30,214 2,410,775
#*Keel Infrastructure Corp. 16,593 65,874

19
Dimensional U.S. Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Keysight Technologies, Inc. 51,740 $ 16,509,199
*Kimball Electronics, Inc. 7,104 175,682
KLA Corp. 390,580 71,405,836
*Knowles Corp. 25,810 944,388
Kulicke & Soffa Industries, Inc. 13,430 1,197,956
*KVH Industries, Inc. 2,000 18,520
*Kyndryl Holdings, Inc. 25,243 342,043
Lam Research Corp. 377,559 110,632,338
*Lantronix, Inc. 1,100 5,918
*Lattice Semiconductor Corp. 43,802 5,443,275
#*Life360, Inc. 8,215 444,021
Littelfuse, Inc. 7,930 3,506,091
*LiveRamp Holdings, Inc. 8,614 326,212
*Lumentum Holdings, Inc. 23,489 16,769,737
*MACOM Technology Solutions
Holdings, Inc. 22,055 5,545,509
*Magnachip Semiconductor
Corp. 5,448 17,760
*Manhattan Associates, Inc. 16,312 3,121,464
#*MARA Holdings, Inc. 117,278 1,327,587
Marvell Technology, Inc. 258,679 48,517,833
Methode Electronics, Inc. 15,300 214,047
Microchip Technology, Inc. 164,790 12,242,249
#Micron Technology, Inc. 343,513 282,721,504
Microsoft Corp. 2,244,102 1,042,879,081
*Mirion Technologies, Inc., Class
A 61,245 917,450
*Mitek Systems, Inc. 13,660 228,122
MKS, Inc. 20,473 6,089,694
*MongoDB, Inc., Class A 23,607 7,966,890
Monolithic Power Systems, Inc. 14,150 20,178,324
Motorola Solutions, Inc. 50,337 21,934,348
*N-able, Inc. 430 2,012
Napco Security Technologies,
Inc. 11,072 410,550
*nCino, Inc. 358 6,609
*NCR Voyix Corp. 23,061 190,714
NetApp, Inc. 60,657 10,827,275
*NETGEAR, Inc. 8,468 204,587
*NetScout Systems, Inc. 22,498 914,994
*nLight, Inc. 14,842 1,021,130
*Novanta, Inc. 10,825 1,543,104
*Nutanix, Inc., Class A 49,014 2,892,316
NVE Corp. 1,253 145,686
NVIDIA Corp. 7,021,795 1,409,625,346
NXP Semiconductors NV 77,480 17,755,317
*Okta, Inc., Class A 50,960 7,232,753
*ON Semiconductor Corp. 121,459 9,912,269
*One Stop Systems, Inc. 4,615 56,441
OneSpan, Inc. 8,543 132,246
*Onto Innovation, Inc. 15,082 3,899,904
*Ooma, Inc. 4,229 91,981
#*Optical Cable Corp. 3,184 47,314
Oracle Corp. 494,288 64,193,183
#*OSI Systems, Inc. 4,778 1,057,801
#*Ouster, Inc. 5,927 231,212
*Palantir Technologies, Inc.,
Class A 657,681 80,934,224
*Palo Alto Networks, Inc. 244,864 81,253,221
Shares Value
INFORMATION TECHNOLOGY — (Continued)
PC Connection, Inc. 3,535 $ 295,950
*PDF Solutions, Inc. 9,966 459,333
#Pegasystems, Inc. 24,772 756,785
*Penguin Solutions, Inc. 14,610 768,924
*Photronics, Inc. 14,328 433,995
*Plexus Corp. 7,919 1,990,361
#Power Integrations, Inc. 15,643 949,687
*Procore Technologies, Inc. 27,428 1,502,232
*Progress Software Corp. 8,693 352,849
*PTC, Inc. 30,757 4,219,860
*Q2 Holdings, Inc. 9,950 605,656
Qnity Electronics, Inc. 65,300 8,566,054
*Qorvo, Inc. 24,769 2,243,328
QUALCOMM, Inc. 321,010 47,384,286
*Qualys, Inc. 11,310 1,637,123
#*Rackspace Technology, Inc. 492 2,032
Ralliant Corp. 18,473 1,207,580
*Rambus, Inc. 32,131 2,924,885
*Red Violet, Inc. 2,413 167,414
*Ribbon Communications, Inc. 10,395 22,245
Richardson Electronics, Ltd. 978 17,888
RingCentral, Inc., Class A 22,417 1,246,834
#*Riot Platforms, Inc. 111,159 2,242,077
*Rogers Corp. 4,674 577,099
Roper Technologies, Inc. 17,853 6,997,840
*Rubrik, Inc., Class A 48,098 3,480,371
#*SailPoint, Inc. 15,655 262,534
Salesforce, Inc. 201,501 37,080,214
*Samsara, Inc., Class A 112,569 4,195,447
*Sandisk Corp. 44,728 54,336,916
*Sanmina Corp. 15,339 2,846,305
*ScanSource, Inc. 6,919 391,754
Seagate Technology Holdings
PLC 67,268 57,590,153
*Semtech Corp. 8,891 1,047,538
*SentinelOne, Inc., Class A 101,223 1,929,310
*ServiceNow, Inc. 229,665 25,545,638
*ServiceTitan, Inc., Class A 240 19,934
*Silicon Laboratories, Inc. 8,510 1,850,925
*SiTime Corp. 5,987 3,204,242
#Skyworks Solutions, Inc. 46,348 2,886,553
*Snowflake, Inc., Class A 93,701 27,480,629
#*SolarEdge Technologies, Inc. 15,322 631,266
*Sono-Tek Corp. 1,633 8,443
*Sprinklr, Inc., Class A 33,522 213,200
*SPS Commerce, Inc. 5,187 380,674
#*Super Micro Computer, Inc. 140,837 3,999,771
*Synaptics, Inc. 11,730 1,258,864
*Synopsys, Inc. 45,936 17,858,079
TD SYNNEX Corp. 22,429 5,735,095
TE Connectivity PLC 89,375 18,383,544
*Teledyne Technologies, Inc. 14,042 9,205,514
*Telos Corp. 6,836 30,352
*Teradata Corp. 27,377 848,413
Teradyne, Inc. 47,785 17,570,067
Texas Instruments, Inc. 275,665 76,011,867
*Trimble, Inc. 69,059 3,907,358
#*Trio-Tech International 321 3,204

20
Dimensional U.S. Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*TTM Technologies, Inc. 30,989 $ 3,577,370
#*Turtle Beach Corp. 1,843 22,577
*Twilio, Inc., Class A 44,863 8,853,713
*Tyler Technologies, Inc. 7,336 2,271,226
#*UiPath, Inc., Class A 135,152 1,724,540
*Ultra Clean Holdings, Inc. 13,583 1,131,600
*Unity Software, Inc. 103,417 3,279,353
#Universal Display Corp. 6,516 522,323
#*Veeco Instruments, Inc. 17,348 867,400
VeriSign, Inc. 25,845 7,495,567
*Vertex, Inc., Class A 9,387 121,186
*Viant Technology, Inc., Class A 1,368 16,101
#*Viasat, Inc. 35,404 2,723,630
*Viavi Solutions, Inc. 69,147 2,554,982
Vishay Intertechnology, Inc. 41,366 1,415,545
*Vishay Precision Group, Inc. 3,982 366,543
*Vistance Networks, Inc. 232,427 2,728,693
#Vontier Corp. 46,675 1,499,668
Western Digital Corp. 109,987 59,925,317
*WidePoint Corp. 3,222 32,768
*Workday, Inc., Class A 26,921 4,316,513
*Xperi, Inc. 7,690 59,290
*Yext, Inc. 26,084 142,419
*Zebra Technologies Corp. 14,535 4,270,674
*Zeta Global Holdings Corp.,
Class A 67,724 1,462,838
*Zoom Communications, Inc.,
Class A 74,019 7,111,005
*Zscaler, Inc. 27,495 4,157,244
TOTAL INFORMATION
TECHNOLOGY 7,312,032,648
MATERIALS — (2.1%)
AdvanSix, Inc. 8,151 163,509
Air Products and Chemicals, Inc. 64,829 19,117,424
Albemarle Corp. 36,586 4,303,977
Alcoa Corp. 77,776 3,520,142
*Alpha Metallurgical Resources,
Inc. 3,574 490,210
*Alto Ingredients, Inc. 42,609 202,819
#Amcor PLC 142,678 6,403,389
#*American Battery Technology
Co. 33,185 69,357
AptarGroup, Inc. 19,463 2,607,263
Ardagh Metal Packaging SA 36,716 173,667
#Ashland, Inc. 14,321 1,039,848
*Aspen Aerogels, Inc. 25,169 116,532
Avery Dennison Corp. 24,606 4,176,376
Avient Corp. 29,708 1,078,995
*Axalta Coating Systems, Ltd. 70,174 2,512,931
Balchem Corp. 9,500 1,591,772
Ball Corp. 79,502 5,159,680
Cabot Corp. 16,826 1,481,025
Caledonia Mining Corp. PLC 3,663 67,363
Celanese Corp., Class A 32,069 1,434,126
*Century Aluminum Co. 20,170 903,011
CF Industries Holdings, Inc. 51,511 6,448,662
Chemours Co. (The) 52,085 865,132
*Clearwater Paper Corp. 3,774 79,367
Shares Value
MATERIALS — (Continued)
*Cleveland-Cliffs, Inc. 84,173 $ 969,673
Coeur Mining, Inc. 325,535 4,853,727
Commercial Metals Co. 33,261 2,285,696
*Compass Minerals International,
Inc. 13,496 395,973
*Core Molding Technologies, Inc. 389 9,165
Corteva, Inc. 202,263 15,920,121
CRH PLC 202,015 19,193,445
Crown Holdings, Inc. 34,649 4,083,385
*Dakota Gold Corp. 23,555 106,940
Dow, Inc. 219,705 6,654,864
Eagle Materials, Inc. 9,627 1,972,957
Eastman Chemical Co. 29,261 2,046,807
Ecolab, Inc. 77,643 21,556,026
*Ecovyst, Inc. 39,594 477,504
Element Solutions, Inc. 71,131 2,612,642
#*Flotek Industries, Inc. 852 20,056
FMC Corp. 8,656 92,706
Freeport-McMoRan, Inc. 437,289 27,387,410
Friedman Industries, Inc. 1,479 49,177
Graphic Packaging Holding Co. 39,356 422,290
Greif, Inc., Class A 8,181 708,066
Greif, Inc., Class B 290 31,459
Hawkins, Inc. 5,912 756,913
HB Fuller Co. 16,594 917,648
Hecla Mining Co. 182,090 2,571,111
Huntsman Corp. 51,320 500,883
*Ingevity Corp. 11,691 854,729
Innospec, Inc. 8,081 694,804
#International Flavors &
Fragrances, Inc. 76,856 6,088,532
International Paper Co. 157,121 6,415,250
*Intrepid Potash, Inc. 5,073 172,279
*Ivanhoe Electric, Inc. 35,375 323,681
*James Hardie Industries PLC 179,861 4,728,546
Kaiser Aluminum Corp. 5,256 839,278
#*Knife River Corp. 17,347 1,269,280
Koppers Holdings, Inc. 7,468 366,081
Linde PLC 140,714 67,314,763
#*LSB Industries, Inc. 17,532 190,748
LyondellBasell Industries NV,
Class A 69,426 4,309,966
*Magnera Corp. 7,816 103,562
Martin Marietta Materials, Inc. 18,449 9,688,308
Materion Corp. 6,194 1,305,943
Mativ Holdings, Inc. 13,835 120,780
#*McEwen, Inc. 17,720 306,379
*Metallus, Inc. 11,080 222,930
Minerals Technologies, Inc. 11,195 853,507
Mosaic Co. (The) 93,984 2,078,926
#*MP Materials Corp. 45,255 1,872,199
Myers Industries, Inc. 8,312 283,938
NewMarket Corp. 2,624 2,230,820
Newmont Corp. 318,119 29,810,931
Nexa Resources SA 20,143 258,838
Northern Technologies
International Corp. 600 4,812
Nucor Corp. 68,187 17,543,833

21
Dimensional U.S. Equity Market ETF
continued
Shares Value
MATERIALS — (Continued)
*O-I Glass, Inc. 36,935 $ 264,085
Olin Corp. 35,285 653,125
Packaging Corp. of America 27,293 6,709,711
*Perimeter Solutions, Inc. 41,043 1,256,326
PPG Industries, Inc. 67,843 7,498,008
#Quaker Chemical Corp. 4,555 731,169
#*Ramaco Resources, Inc.,
Class A 13,397 122,850
#*Ramaco Resources, Inc.,
Class B 463 3,014
*Ranpak Holdings Corp., Class A 5,983 30,633
*Rayonier Advanced Materials,
Inc. 21,247 190,161
Reliance, Inc. 15,428 6,265,311
Royal Gold, Inc. 26,222 5,201,134
RPM International, Inc. 38,185 4,088,468
Ryerson Holding Corp. 18,032 501,109
Scotts Miracle-Gro Co. (The) 15,697 1,030,979
Sensient Technologies Corp. 11,050 1,366,553
Sherwin-Williams Co. (The) 71,586 24,400,088
Silgan Holdings, Inc. 24,879 994,662
Smurfit Westrock PLC 162,621 7,475,687
Solstice Advanced Materials, Inc. 51,544 3,101,402
Sonoco Products Co. 30,429 1,714,978
Southern Copper Corp. 27,568 5,036,949
Steel Dynamics, Inc. 42,807 10,755,687
Stepan Co. 7,202 461,936
SunCoke Energy, Inc. 40,218 341,049
Sylvamo Corp. 9,875 369,424
*Tredegar Corp. 5,454 41,396
TriMas Corp. 9,015 359,969
#Tronox Holdings PLC 23,616 137,917
United States Lime & Minerals,
Inc. 3,181 350,864
Vulcan Materials Co. 40,282 10,818,537
Warrior Met Coal, Inc. 17,375 1,379,749
Westlake Corp. 3,891 274,316
Worthington Steel, Inc. 9,765 351,638
TOTAL MATERIALS 445,135,748
REAL ESTATE — (0.1%)
AGNT, Inc. 13,043 52,824
*CBRE Group, Inc., Class A 91,051 13,367,197
*CKX Lands, Inc. 777 8,423
*Comstock Holding Cos., Inc.,
Class A 101 1,424
*CoStar Group, Inc. 34,042 979,048
*Cushman & Wakefield, Ltd. 72,336 970,749
*Douglas Elliman, Inc. 7,294 12,327
*Five Point Holdings LLC, Class
A 4,782 24,818
*Forestar Group, Inc. 5,565 156,655
*FRP Holdings, Inc. 2,426 54,148
#*Howard Hughes Holdings, Inc. 8,899 568,824
*J.W. Mays, Inc. 100 3,923
*Jones Lang LaSalle, Inc. 14,466 5,135,864
Marcus & Millichap, Inc. 8,303 255,317
Newmark Group, Inc., Class A 47,425 711,138
#*Opendoor Technologies, Inc. 248,697 937,588
Shares Value
REAL ESTATE — (Continued)
#RMR Group, Inc. (The), Class A 2,852 $ 54,302
#*Seaport Entertainment Group,
Inc. 1,537 40,315
St. Joe Co. (The) 12,490 777,378
*Tejon Ranch Co. 8,674 146,851
#*Zillow Group, Inc., Class A 11,298 391,928
*Zillow Group, Inc., Class C 26,911 916,589
TOTAL REAL ESTATE 25,567,630
UTILITIES — (2.2%)
AES Corp. (The) 204,406 3,000,680
#Alliant Energy Corp. 78,289 5,541,295
Ameren Corp. 83,839 9,189,593
American Electric Power Co.,
Inc. 171,082 21,872,834
American States Water Co. 12,781 1,094,565
#American Water Works Co., Inc. 61,653 8,271,983
Artesian Resources Corp., Class
A 1,014 34,831
Atmos Energy Corp. 51,601 8,915,621
Avista Corp. 27,302 1,104,366
Black Hills Corp. 24,670 1,756,751
California Water Service Group 18,196 911,802
CenterPoint Energy, Inc. 202,066 8,494,855
Chesapeake Utilities Corp. 7,335 973,941
Clearway Energy, Inc., Class C 34,319 1,088,942
CMS Energy Corp. 96,233 6,927,814
Consolidated Edison, Inc. 112,673 12,264,456
Consolidated Water Co., Ltd.,
Class OR 5,072 148,102
Constellation Energy Corp. 92,980 24,430,495
Dominion Energy, Inc. 268,990 18,606,038
DTE Energy Co. 64,290 9,120,822
Duke Energy Corp. 235,955 29,595,836
Edison International 117,164 8,596,323
Entergy Corp. 146,282 15,742,869
Essential Utilities, Inc. 83,293 3,319,226
Evergy, Inc. 71,832 5,962,774
Eversource Energy 121,799 8,719,590
Exelon Corp. 311,003 14,250,157
FirstEnergy Corp. 168,942 8,161,588
Genie Energy, Ltd., Class B 4,460 62,039
#H2O America 11,701 717,622
*Hallador Energy Co. 15,755 224,036
*Hawaiian Electric Industries, Inc. 51,783 669,036
#IDACORP, Inc. 16,990 2,428,041
#MDU Resources Group, Inc. 64,042 1,277,638
MGE Energy, Inc. 11,749 934,398
Middlesex Water Co. 6,704 384,139
National Fuel Gas Co. 32,770 2,697,299
New Jersey Resources Corp. 31,075 1,798,932
NextEra Energy, Inc. 630,461 54,799,670
NiSource, Inc. 149,325 6,634,510
Northwest Natural Holding Co. 12,290 601,227
Northwestern Energy Group, Inc. 18,740 1,288,188
NRG Energy, Inc. 62,622 8,409,508
OGE Energy Corp. 62,447 2,956,865
ONE Gas, Inc. 18,962 1,472,399
#Ormat Technologies, Inc. 18,512 1,806,401

22
Dimensional U.S. Equity Market ETF
continued
Shares Value
UTILITIES — (Continued)
Otter Tail Corp. 11,213 $ 991,453
PG&E Corp. 662,772 11,518,977
#Pinnacle West Capital Corp. 38,586 3,896,800
#Portland General Electric Co. 35,592 1,755,753
PPL Corp. 233,183 8,210,373
Public Service Enterprise Group,
Inc. 153,214 11,748,450
*Pure Cycle Corp. 1,282 13,474
RGC Resources, Inc. 300 6,420
Sempra 200,773 17,778,449
Southern Co. (The) 341,000 32,238,140
Southwest Gas Holdings, Inc. 19,144 1,711,474
Spire, Inc. 17,374 1,387,488
*Talen Energy Corp. 12,891 4,306,883
UGI Corp. 64,140 2,316,737
Unitil Corp. 5,242 282,754
Vistra Corp. 103,381 15,320,030
WEC Energy Group, Inc. 100,278 10,972,419
Xcel Energy, Inc. 190,180 14,872,076
York Water Co. (The) 6,276 194,368
TOTAL UTILITIES 466,782,615
TOTAL COMMON STOCKS 20,869,607,294
RIGHTS/WARRANTS — (0.0%)
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 12,719 24,548
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 03/31/30 28,428 9,666
*<ABIOMED, Inc. CVR 01/04/27 6,708 104,712
*Adverum Biotechnolo CVR
12/10/29 1,521 1,217
#*<Albireo Pharma, Inc. CVR
03/02/27 2,674 17,060
#*Apellis Pharmaceuticals I CVR
05/15/30 21,656 650
*<Mirati Therapeutics CVR
01/04/27 5,963 17,770
*<Novo Nordisk CVR 06/30/31 2,519 1,637
*<Poseida Therapeutics, Inc.
CVR 01/02/29 4,712 6,738
*<Supernus Pharmaceuticals,
Inc. CVR 12/31/30 1,085 3
*<Verve Therapeutics, Inc. CVR
07/25/35 13,798 25,664
*Xoma Royalty Corp. CVR
07/15/36 3,196 3,739
TOTAL HEALTH CARE 188,856
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 01/04/27 1,080 1,685
*Xerox Holdings Corp. 02/14/28 1,625 501
TOTAL INFORMATION
TECHNOLOGY 2,186
Shares Value
MATERIALS — (0.0%)
*<Resolute Forest CVR 01/04/27 3,911 $ 1,042
TOTAL RIGHTS/WARRANTS 216,632
TOTAL INVESTMENT SECURITIES — (98.6%)
(Cost $11,905,612,621) 20,869,823,926
SECURITIES LENDING COLLATERAL — (1.4%)
@§The DFA Short Term
Investment Fund 24,795,421 286,808,638
TOTAL INVESTMENTS — ( 100.0% )
(Cost $12,192,421,259) $ 21,156,632,564

23
Dimensional U.S. Equity Market ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 1,984,234,382 $ — $ — $ 1,984,234,382
Consumer Discretionary .......... 2,006,467,713 — — 2,006,467,713
Consumer Staples .............. 971,134,488 — — 971,134,488
Energy ....................... 773,793,221 — — 773,793,221
Financials ..................... 2,760,239,895 — — 2,760,239,895
Health Care ................... 1,994,350,796 — 4,753 1,994,355,549
Industrials ..................... 2,129,863,405 — — 2,129,863,405
Information Technology .......... 7,312,032,648 — — 7,312,032,648
Materials ..................... 445,135,748 — — 445,135,748
Real Estate .................... 25,567,630 — — 25,567,630
Utilities ....................... 466,782,615 — — 466,782,615
Rights/Warrants
Consumer Staples .............. — 24,548 — 24,548
Health Care ................... — 15,271 173,585 188,856
Information Technology .......... 2,186 — — 2,186
Materials ..................... — — 1,042 1,042
Securities Lending Collateral ........ — 286,808,638 — 286,808,638
Total Investments .................
$20,869,604,727 $286,848,457 $179,380> $21,156,632,564
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

24
Dimensional U.S. Small Cap ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (92.9%)
COMMUNICATION SERVICES — (2.4%)
*Advantage Solutions, Inc. 10,967 $ 430,345
*AMC Global Media, Inc., Class
A 51,949 581,829
#*Anterix, Inc. 67,230 6,253,735
#Array Digital Infrastructure, Inc. 154,449 5,381,003
#*Atlanta Braves Holdings, Inc. 33,807 1,839,439
*Atlanta Braves Holdings, Inc.,
Class C 168,274 8,553,367
ATN International, Inc. 47,762 1,137,213
*Bandwidth, Inc., Class A 99,657 3,900,575
#*Boston Omaha Corp., Class A 70,042 993,196
*Bumble, Inc., Class A 122,837 350,085
#*Cargurus, Inc., Class A 263,603 9,552,973
#*Cars.com, Inc. 157,333 1,864,396
Cinemark Holdings, Inc. 394,711 14,442,475
* Cineverse Corp., Class A 4,609 11,062
*Creative Realities, Inc. 1,698 5,332
#CuriosityStream, Inc. 59,476 145,121
*DHI Group, Inc. 38,938 163,929
* DoubleVerify Holdings, Inc. 447,570 5,035,162
*E.W. Scripps Co. (The), Class A 90,606 254,603
Entravision Communications
Corp., Class A 261,041 2,928,880
* EverQuote , Inc., Class A 111,304 2,807,087
* Firy , Inc., Class A 3,692 35,000
* Globalstar , Inc. 48,336 4,030,256
*Gogo, Inc. 14,910 62,324
Gray Media, Inc. 293,755 1,186,770
Gray Media, Inc., Class A 912 6,311
#*Grindr, Inc. 309,790 5,371,759
*Harte Hanks, Inc. 9,013 19,738
*Ibotta, Inc., Class A 2,771 66,504
IDT Corp., Class B 80,130 5,277,362
#*IMAX Corp. 181,113 8,664,446
Iridium Communications, Inc. 343,633 16,267,586
*IZEA Worldwide, Inc. 37,345 129,214
John Wiley & Sons, Inc., Class A 175,039 9,137,036
*Liberty Broadband Corp., Class
A 37,755 1,285,935
*Liberty Broadband Corp., Class
C 128,121 4,361,239
*Liberty Capital Corp. 83,209 1,927,953
#*Liberty Capital Corp., Class A 5,398 127,609
*Liberty Global, Ltd., Class A 672,664 7,136,965
*Liberty Global, Ltd., Class C 440,237 4,560,855
*Liberty Latin America, Ltd.,
Class A 129,974 1,059,288
*Liberty Latin America, Ltd.,
Class C 539,480 4,353,604
*Lionsgate Studios Corp. 133,823 1,777,169
*Lumen Technologies, Inc. 2,908,853 18,558,482
*Madison Square Garden
Entertainment Corp., Class A 134,813 10,415,652
Shares Value
COMMUNICATION SERVICES — (Continued)
*Madison Square Garden Sports
Corp. 9,685 $ 3,812,791
#*Magnite, Inc. 496,269 9,577,992
Marcus Corp. (The) 77,709 2,261,332
Match Group, Inc. 655,228 25,822,535
* MediaAlpha , Inc., Class A 165,545 2,049,447
National CineMedia , Inc. 242,521 972,509
New York Times Co. (The),
Class A 410,652 30,753,728
#Nexstar Media Group, Inc.,
Class A 100,083 19,068,814
* Nextdoor Holdings, Inc. 349,358 775,575
#Paramount Skydance Corp.,
Class B 506,553 4,032,162
*Pinterest, Inc., Class A 684,059 16,424,257
*PubMatic, Inc., Class A 121,978 1,536,923
* QuinStreet , Inc. 192,710 2,987,005
*Reading International, Inc.,
Class B 1,232 10,226
*Reservoir Media, Inc. 79,558 814,674
Saga Communications, Inc.,
Class A 18,663 167,034
#Scholastic Corp. 85,950 3,493,867
#Shenandoah
Telecommunications Co. 184,378 2,210,692
#Shutterstock, Inc. 85,914 463,936
#Sinclair, Inc. 149,100 2,048,634
#Sirius XM Holdings, Inc. 552,237 16,357,260
*Snap, Inc., Class A 1,391,479 6,526,037
#*Sphere Entertainment Co. 104,033 14,902,727
Spok Holdings, Inc. 48,705 530,884
#*Stagwell, Inc., Class A 744,561 6,291,540
*Starz Entertainment Corp. 9,322 242,558
#*TechTarget, Inc. 5,081 22,814
Telephone and Data Systems,
Inc. 380,207 12,767,351
#Townsquare Media, Inc., Class
A 11,271 66,724
#*Travelzoo 32,711 236,501
#*TripAdvisor, Inc. 359,656 5,094,527
* Uniti Group, Inc. 78,576 763,759
*USA TODAY Co., Inc. 488,548 4,245,482
Versant Media Group, Inc. 163,199 5,873,532
#*Webtoon Entertainment, Inc. 3,290 30,005
*Yelp, Inc., Class A 207,487 5,483,881
Zedge , Inc., Class B 21,082 62,192
#*Ziff Davis, Inc. 130,568 6,930,549
#*ZoomInfo Technologies, Inc.,
Class A 215,843 712,282
TOTAL COMMUNICATION
SERVICES 388,875,602
CONSUMER DISCRETIONARY — (12.1%)
#*1-800-Flowers.com, Inc., Class
A 71,033 277,029
*1stdibs.com, Inc. 118,588 501,627

25
Dimensional U.S. Small Cap ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Abercrombie & Fitch Co. 155,218 $ 15,450,400
#Academy Sports & Outdoors,
Inc. 222,337 10,549,891
*Accel Entertainment, Inc., Class
A 55,038 661,557
#Acushnet Holdings Corp. 193,582 19,604,049
* Adient PLC 246,842 5,193,556
ADT, Inc. 2,490,904 19,030,507
#Advance Auto Parts, Inc. 202,580 11,251,293
AMCON Distributing Co. 553 39,539
American Eagle Outfitters, Inc. 607,030 10,428,775
*American Outdoor Brands, Inc. 41,269 510,085
*American Public Education, Inc. 60,541 2,936,844
* Aptiv PLC 134,848 7,614,867
Aramark 592,178 33,736,381
Arhaus , Inc., Class A 40,795 302,291
*Ark Restaurants Corp. 3,459 19,543
Arko Corp. 369,447 2,951,882
*Asbury Automotive Group, Inc. 62,046 14,376,058
#Autoliv, Inc. 215,188 26,504,706
*AutoNation, Inc. 111,684 23,721,682
#Barnes & Noble Education, Inc. 1,152 14,331
Bassett Furniture Industries, Inc. 29,259 555,043
Bath & Body Works, Inc. 635,053 12,777,266
*Beachbody Co., Inc. (The) 3,358 32,740
*Beazer Homes USA, Inc. 92,191 2,959,331
#*Bed Bath & Beyond, Inc. 163,651 826,438
Best Buy Co., Inc. 57,367 4,948,477
#*Biglari Holdings, Inc., Class A 235 466,367
#*Biglari Holdings, Inc., Class B 7,281 2,894,125
#*Birkenstock Holding PLC 404,953 15,679,780
*BJ's Restaurants, Inc. 70,782 4,785,571
Bloomin' Brands, Inc. 109,802 950,885
*Boot Barn Holdings, Inc. 98,681 14,702,482
BorgWarner, Inc. 606,190 38,638,551
Boyd Gaming Corp. 48,912 4,160,455
*Bright Horizons Family
Solutions, Inc. 147,090 10,964,089
#Brightstar Lottery PLC 1,324 13,293
*Brinker International, Inc. 133,381 28,503,520
Brunswick Corp. 218,128 17,232,112
Buckle, Inc. (The) 168,839 7,390,083
#Build-A-Bear Workshop, Inc.,
Class A 41,389 1,403,915
#Caleres, Inc. 72,748 934,084
*Callaway Golf Co 646,030 11,925,714
Camping World Holdings, Inc.,
Class A 7,351 45,503
Canterbury Park Holding Corp. 6,569 100,571
#*Capri Holdings, Ltd. 363,037 5,783,179
*CarMax, Inc. 427,366 24,470,977
*CarParts.com, Inc. 2,804 15,142
Carriage Services, Inc., Class A 53,245 2,149,501
Carter's, Inc. 106,956 4,125,293
*Cato Corp. (The), Class A 45,742 156,438
#*Cava Group, Inc. 223,196 14,559,075
* Cavco Industries, Inc. 25,388 13,887,998
Century Communities, Inc. 91,982 6,177,511
*Champion Homes, Inc. 176,886 14,081,894
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Cheesecake Factory, Inc. (The) 163,699 $ 16,602,353
*Chewy, Inc., Class A 229,686 5,190,904
#Choice Hotels International, Inc. 79,769 8,893,446
Churchill Downs, Inc. 55,313 4,662,886
*Citi Trends, Inc. 29,973 1,998,300
Clarus Corp. 48,531 155,784
Columbia Sportswear Co. 182,127 10,814,701
*Cooper-Standard Holdings, Inc. 58,492 1,723,759
*Coursera, Inc. 618,120 3,282,217
* Covista , Inc. 111,792 13,957,231
Cracker Barrel Old Country
Store, Inc. 21,846 1,231,896
#Cricut, Inc., Class A 167,821 787,080
#*Crocs, Inc. 166,177 21,272,318
*Culp, Inc. 23,287 81,039
Dana, Inc. 417,228 11,235,950
* Dauch Corp. 763,345 4,312,899
*Dave & Buster's Entertainment,
Inc. 6,162 66,796
Designer Brands, Inc., Class A 133,445 806,008
#Dillard's, Inc., Class A 27,996 16,471,167
#Dine Brands Global, Inc. 41,456 1,489,929
Domino's Pizza, Inc. 40,424 14,044,915
#*Dorman Products, Inc. 102,012 13,583,918
*DraftKings, Inc. 1,089,074 25,571,458
#*Dream Finders Homes, Inc.,
Class A 14,107 180,429
#*Driven Brands Holdings, Inc. 483,127 6,894,222
*Duluth Holdings, Inc., Class B 99,673 406,666
*Dutch Bros, Inc., Class A 266,335 17,532,833
*El Pollo Loco Holdings, Inc. 97,747 1,608,916
* Envela Corp. 30,726 666,140
Escalade, Inc. 23,629 469,272
Ethan Allen Interiors, Inc. 78,063 1,748,611
*Etsy, Inc. 305,583 24,960,019
*Figs, Inc., Class A 521,429 5,579,290
*First Watch Restaurant Group,
Inc. 142,586 1,832,230
*Five Below, Inc. 119,442 25,934,441
Flanigan's Enterprises, Inc. 1,877 78,346
Flexsteel Industries, Inc. 17,686 1,309,295
#*Floor & Decor Holdings, Inc.,
Class A 360,848 20,774,019
*Fossil Group, Inc. 55,560 275,022
*Fox Factory Holding Corp. 90,428 1,627,704
* Frontdoor , Inc. 205,103 14,896,631
*Funko, Inc., Class A 55,590 324,090
#*GameStop Corp., Class A 563,046 12,229,359
Gap, Inc. (The) 1,208,131 24,271,352
Garrett Motion, Inc. 650,987 20,278,245
*Genesco, Inc. 33,840 1,293,365
Gentex Corp. 703,813 16,441,072
* Gentherm , Inc. 79,487 3,225,582
#*GigaCloud Technology, Inc.,
Class A 99,426 4,348,893
G-III Apparel Group, Ltd. 138,626 5,047,373
*Global Business Travel Group I 569,769 5,378,619
Gold.com, Inc., Class A 86,655 3,584,051

26
Dimensional U.S. Small Cap ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Goodyear Tire & Rubber Co.
(The) 822,850 $ 5,718,807
Graham Holdings Co., Class B 11,423 13,748,037
#*Grand Canyon Education, Inc. 100,778 14,647,074
*Green Brick Partners, Inc. 134,203 9,492,178
Group 1 Automotive, Inc. 41,122 11,792,556
#*Groupon, Inc., Class A 93,624 2,582,150
#H&R Block, Inc. 387,131 17,045,378
Hamilton Beach Brands Holding
Co., Class A 30,383 698,505
Harley-Davidson, Inc. 369,976 9,079,211
Hasbro, Inc. 319,143 29,980,293
Haverty Furniture Cos., Inc. 44,706 1,101,556
Haverty Furniture Cos., Inc.,
Class A 457 13,737
*Helen of Troy, Ltd. 46,662 1,289,271
*Hilton Grand Vacations, Inc. 278,383 12,844,592
*Holley, Inc. 277,548 741,053
Hooker Furnishings Corp. 35,769 499,693
*Hovnanian Enterprises, Inc.,
Class A 16,025 1,985,497
*Inspired Entertainment, Inc. 58,182 400,292
Installed Building Products, Inc. 84,661 18,874,323
#J Jill, Inc. 33,193 604,776
#*Jack in the Box, Inc. 14,289 233,911
JAKKS Pacific, Inc. 33,731 888,137
Jerash Holdings US, Inc. 3,695 16,905
Johnson Outdoors, Inc., Class A 30,425 1,427,237
KB Home 137,134 7,538,256
#Kohl's Corp. 375,412 7,185,386
Kontoor Brands, Inc. 177,862 14,894,164
*Krispy Kreme, Inc. 117,013 372,101
#*Kura Sushi USA, Inc., Class A 24,784 1,141,799
#Lakeland Industries, Inc. 25,513 290,848
#*Lands' End, Inc. 99,537 1,196,435
*Latham Group, Inc. 362,057 1,940,626
*Laureate Education, Inc., Class
A 639,897 24,514,454
La-Z-Boy, Inc. 137,973 5,433,377
LCI Industries 87,828 8,990,074
Lear Corp. 167,496 21,881,677
*Legacy Education, Inc. 11,406 134,477
*Legacy Housing Corp. 77,975 2,047,623
Leggett & Platt, Inc. 436,126 4,274,035
Levi Strauss & Co., Class A 252,000 6,179,040
*LGI Homes, Inc. 54,477 2,972,810
*Life Time Group Holdings, Inc. 711,649 32,095,370
Lifetime Brands, Inc. 59,660 499,354
*Lincoln Educational Services
Corp. 105,453 4,410,044
*Lindblad Expeditions Holdings,
Inc. 213,655 6,319,915
#Lithia Motors, Inc., Class A 75,124 28,954,292
LKQ Corp. 870,298 19,538,190
#*Lovesac Co. (The) 15,197 244,520
#Lucky Strike Entertainment
Corp. 50,412 337,760
*M/I Homes, Inc. 42,660 6,233,906
Macy's, Inc. 885,858 21,986,996
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Malibu Boats, Inc., Class A 67,328 $ 1,856,233
* MarineMax , Inc. 73,021 2,517,034
#Marriott Vacations Worldwide
Corp. 122,665 11,961,064
* MasterCraft Boat Holdings, Inc. 80,034 1,914,413
*Mattel, Inc. 975,424 14,719,148
#Matthews International Corp.,
Class A 98,435 2,731,571
Meritage Homes Corp. 87,535 6,144,957
*Mobileye Global, Inc., Class A 418,271 3,321,072
*Mohawk Industries, Inc. 201,539 24,809,451
Monarch Casino & Resort, Inc. 37,492 4,602,143
Monro, Inc. 70,870 868,157
*Motorcar Parts of America, Inc. 63,028 844,575
Movado Group, Inc. 51,014 1,947,714
Murphy USA, Inc. 44,312 26,931,061
*National Vision Holdings, Inc. 237,926 5,243,889
Newell Brands, Inc. 1,397,176 7,824,186
#*Norwegian Cruise Line
Holdings, Ltd. 1,301,375 24,114,479
#*Ollie's Bargain Outlet Holdings,
Inc. 192,349 14,131,881
OneSpaWorld Holdings, Ltd. 340,485 8,770,894
* OneWater Marine, Inc., Class A 11,855 145,224
*Outdoor Holding Co. 21,791 46,633
Oxford Industries, Inc. 40,037 1,518,203
#Papa John's International, Inc. 72,644 2,172,056
#Patrick Industries, Inc. 121,866 10,060,038
*Peloton Interactive, Inc., Class A 791,559 5,058,062
*Penn Entertainment, Inc. 172,901 3,549,658
#Penske Automotive Group, Inc. 84,196 18,296,633
Perdoceo Education Corp. 206,482 6,568,192
#*Petco Health & Wellness Co.,
Inc., Class A 534,221 1,490,477
Phinia , Inc. 127,334 9,370,509
*Planet Fitness, Inc., Class A 234,536 13,112,908
Polaris, Inc. 179,675 12,052,599
#Pool Corp. 114,822 21,323,594
#*Portillo's, Inc., Class A 50,900 232,613
*Pursuit Attractions and
Hospitality, Inc. 90,651 4,580,595
PVH Corp. 168,248 14,580,372
#*QuantumScape Corp., Class A 1,585,167 8,274,572
#RCI Hospitality Holdings, Inc. 20,240 507,822
#*Red Robin Gourmet Burgers,
Inc. 8,239 64,594
#Red Rock Resorts, Inc., Class A 16,620 1,070,993
*Revolve Group, Inc., Class A 129,702 3,256,817
#*RH 62,963 10,421,636
Rocky Brands, Inc. 24,944 1,218,265
#*Rush Street Interactive, Inc.,
Class A 70,377 1,893,845
*Sally Beauty Holdings, Inc. 337,353 5,050,174
#*Savers Value Village, Inc. 334,127 3,428,143
#Service Corp. International 252,238 21,740,393
*Shake Shack, Inc., Class A 98,982 6,211,120
#Shoe Station Group, Inc. 69,802 1,060,990
Signet Jewelers, Ltd. 137,201 12,745,973
#*Six Flags Entertainment Corp. 158,361 2,744,396

27
Dimensional U.S. Small Cap ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Smith & Wesson Brands, Inc. 145,816 $ 2,121,623
#*Smith Douglas Homes Corp.,
Class A 19,149 283,980
#*Solid Power, Inc. 347,988 716,855
#Sonic Automotive, Inc., Class A 69,794 6,391,734
*Sonos, Inc. 396,701 5,815,637
Standard Motor Products, Inc. 74,485 2,847,562
Steven Madden, Ltd. 255,147 11,757,174
*Stitch Fix, Inc., Class A 381,361 1,533,071
*Stoneridge, Inc. 94,843 655,365
Strategic Education, Inc. 77,352 6,342,864
* Strattec Security Corp. 13,836 1,216,046
#*Stride, Inc. 150,636 12,094,564
Sturm Ruger & Co., Inc. 52,783 1,961,944
#Superior Group of Cos., Inc. 51,872 614,683
*Sweetgreen, Inc., Class A 230,573 1,487,196
*Target Hospitality Corp. 303,247 4,609,354
Texas Roadhouse, Inc., Class A 141,665 29,103,658
#Thor Industries, Inc. 180,629 13,541,756
#*Tilly's, Inc., Class A 53,337 203,214
Toll Brothers, Inc. 69,200 10,095,588
Travel + Leisure Co. 201,979 15,354,444
#*Under Armour , Inc., Class A 443,564 2,949,701
#*Under Armour , Inc., Class C 618,560 4,014,454
*Unifi, Inc. 46,618 298,355
#*United Parks & Resorts, Inc. 162,142 7,236,397
*Universal Electronics, Inc. 9,764 44,719
*Universal Technical Institute,
Inc. 180,881 7,110,432
Upbound Group, Inc. 178,837 3,467,649
*Urban Outfitters, Inc. 289,374 21,465,763
#Vail Resorts, Inc. 112,355 16,783,590
*Valvoline, Inc. 401,895 15,436,787
*Vera Bradley, Inc. 97,832 333,607
* Versigent PLC 94,640 3,913,364
VF Corp. 1,231,268 17,631,758
*Victoria's Secret & Co. 265,602 23,553,585
*Vince Holding Corp. 9,329 59,053
#Visteon Corp. 92,891 9,710,825
* Warby Parker, Inc., Class A 346,511 9,248,379
*Wayfair, Inc., Class A 217,470 18,463,203
#Wendy's Co. (The) 239,300 1,761,248
Weyco Group, Inc. 30,977 1,208,103
Wingstop , Inc. 40,186 5,203,685
#Winmark Corp. 11,712 3,905,952
Winnebago Industries, Inc. 43,860 1,328,081
Wolverine World Wide, Inc. 282,165 5,553,007
#*WW International, Inc. 2,860 41,070
#Wyndham Hotels & Resorts,
Inc. 231,655 17,341,693
Wynn Resorts, Ltd. 157,340 15,625,435
#*XPEL, Inc. 61,680 2,736,742
*YETI Holdings, Inc. 261,908 12,817,777
*Zumiez, Inc. 61,133 1,202,486
TOTAL CONSUMER
DISCRETIONARY 1,991,017,268
CONSUMER STAPLES — (4.0%)
#Albertsons Cos., Inc., Class A 1,558,886 18,051,900
Shares Value
CONSUMER STAPLES — (Continued)
#Alico, Inc. 25,279 $ 954,535
Andersons, Inc. (The) 115,605 8,182,522
#B&G Foods, Inc. 179,699 634,337
*BJ's Wholesale Club Holdings,
Inc. 323,495 31,631,341
*Boston Beer Co., Inc. (The),
Class A 21,957 4,022,522
#*Bridgford Foods Corp. 6,015 37,534
Brown-Forman Corp., Class A 8,204 239,721
#Brown-Forman Corp., Class B 423,930 12,179,509
Cal-Maine Foods, Inc. 160,904 14,124,153
#Campbell's Company (The) 655,984 14,418,528
*Central Garden & Pet Co. 31,073 1,337,693
*Central Garden & Pet Co., Class
A 169,306 6,418,390
#*Chefs' Warehouse, Inc. (The) 142,546 16,442,681
#Clorox Co. (The) 327,940 31,328,108
Coca-Cola Consolidated, Inc. 122,029 22,929,249
Coffee Holding Co., Inc. 2,710 9,255
Conagra Brands, Inc. 1,620,359 23,511,409
#*Coty, Inc., Class A 76,025 209,069
*Darling Ingredients, Inc. 487,050 29,534,712
Del Monte Corp. 156,054 4,636,364
Dole PLC 377,364 5,335,927
Edgewell Personal Care Co. 129,636 3,524,803
#*elf Beauty, Inc. 155,847 12,918,158
#Energizer Holdings, Inc. 194,763 4,084,180
#Flowers Foods, Inc. 55,934 392,657
#*Freshpet, Inc. 166,850 9,934,249
#*Grocery Outlet Holding Corp. 23,329 214,394
#*Herbalife, Ltd. 321,795 3,996,694
#*Honest Co., Inc. (The) 370,426 1,352,055
Hormel Foods Corp. 340,806 8,523,558
Ingles Markets, Inc., Class A 50,646 4,558,646
#Ingredion, Inc. 207,533 20,641,232
Interparfums , Inc. 109,652 13,657,157
J&J Snack Foods Corp. 55,520 4,247,280
J.M. Smucker Co. (The) 246,976 29,454,358
John B. Sanfilippo & Son, Inc. 38,722 3,204,633
*Laird Superfood, Inc. 4,653 19,357
Lamb Weston Holdings, Inc. 448,565 23,572,091
Lifevantage Corp. 28,996 186,444
*Lifeway Foods, Inc. 41,427 1,233,696
Limoneira Co. 51,455 667,371
*Mama's Creations, Inc. 134,317 2,475,462
* Maplebear , Inc. 534,823 23,853,106
Marzetti Co. (The) 91,604 9,789,719
McCormick & Co., Inc. 155,234 7,901,411
#*Medifast, Inc. 37,570 369,313
MGP Ingredients, Inc. 61,312 1,085,222
#*Mission Produce, Inc. 296,899 3,743,896
#Molson Coors Beverage Co.,
Class B 578,327 24,035,270
National Beverage Corp. 264,227 8,360,142
*Natural Alternatives
International, Inc. 16,917 38,740
Natural Grocers by Vitamin
Cottage, Inc. 71,835 2,303,030

28
Dimensional U.S. Small Cap ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
*Nature's Sunshine Products,
Inc. 58,356 $ 1,175,873
* Niagen Bioscience, Inc. 32,598 110,833
Nu Skin Enterprises, Inc., Class
A 42,209 219,065
Oil- Dri Corp. of America 35,082 3,480,485
#Pilgrim's Pride Corp. 413,467 11,312,457
#*Post Holdings, Inc. 171,902 15,713,562
PriceSmart , Inc. 100,633 19,513,745
#Primo Brands Corp., Class A 257,766 5,851,288
Reynolds Consumer Products,
Inc. 580,733 14,483,481
*Rocky Mountain Chocolate
Factory, Inc. 253 213
Seaboard Corp. 2,751 12,140,878
*Seneca Foods Corp., Class A 21,427 3,545,954
*Seneca Foods Corp., Class B 1,443 237,922
*Simply Good Foods Co. (The) 199,089 2,026,726
Smithfield Foods, Inc. 91,636 2,386,201
Spectrum Brands Holdings, Inc. 67,882 6,025,885
*Sprouts Farmers Market, Inc. 197,323 17,198,673
#Tootsie Roll Industries, Inc. 139,696 5,450,938
Turning Point Brands, Inc. 59,943 4,472,347
*United Natural Foods, Inc. 221,350 11,251,221
United-Guardian, Inc. 10,372 73,123
Universal Corp. 87,608 4,616,066
*USANA Health Sciences, Inc. 42,099 930,809
Utz Brands, Inc. 52,585 742,500
Village Super Market, Inc., Class
A 35,012 1,538,427
*Vita Coco Co., Inc. (The) 184,386 12,158,413
#*Vital Farms, Inc. 93,372 1,188,626
WD-40 Co. 44,276 10,056,851
#Weis Markets, Inc. 81,905 6,310,780
TOTAL CONSUMER STAPLES 650,721,125
ENERGY — (6.0%)
*Amplify Energy Corp. 95,470 373,288
Antero Midstream Corp. 1,389,544 30,528,282
*Antero Resources Corp. 839,202 30,328,760
APA Corp. 974,268 36,359,682
Archrock , Inc. 583,739 20,874,507
Ardmore Shipping Corp. 135,750 2,360,693
#Atlas Energy Solutions, Inc.,
Class A 405,090 4,370,921
*BKV Corp. 271,299 6,635,974
#*Borr Drilling, Ltd. 1,025,149 4,131,350
Bristow Group, Inc. 99,145 4,493,251
Cactus, Inc., Class A 223,946 14,558,729
California Resources Corp. 279,800 14,723,076
*Calumet, Inc. 116,938 5,167,490
#*Centrus Energy Corp., Class A 61,280 10,842,270
Chord Energy Corp. 145,401 20,411,392
*Clean Energy Fuels Corp. 621,540 1,205,788
#*CNX Resources Corp. 477,358 17,089,416
#*Comstock Resources, Inc. 841,306 11,155,718
#*Comstock, Inc. 247,150 677,191
#Core Laboratories, Inc. 103,309 1,099,208
Core Natural Resources, Inc. 134,849 10,766,344
Shares Value
ENERGY — (Continued)
Crescent Energy Co., Class A 992,385 $ 11,382,656
#CVR Energy, Inc. 330,790 11,782,740
#*Dawson Geophysical Co. 4,226 19,693
Delek US Holdings, Inc. 165,945 11,262,687
DHT Holdings, Inc. 563,123 10,457,194
Diversified Energy Co. 56,868 765,443
*DMC Global, Inc. 24,177 162,953
Dorian LPG, Ltd. 142,654 6,764,653
*Drilling Tools International Corp. 69,009 162,171
DT Midstream, Inc. 210,530 29,053,140
Energy Services of America
Corp. 62,406 897,398
Epsilon Energy, Ltd. 100,085 560,476
Evolution Petroleum Corp. 113,438 417,452
Excelerate Energy, Inc., Class A 102,782 4,036,249
* Expro , Ltd. 379,861 6,058,783
#Flowco Holdings, Inc., Class A 99,471 2,034,182
*Forum Energy Technologies,
Inc. 37,933 2,377,261
FutureFuel Corp. 102,714 508,434
#*Geospace Technologies Corp. 18,921 138,313
#*Gran Tierra Energy, Inc. 118,446 887,161
Granite Ridge Resources, Inc. 429,995 2,042,476
*Green Plains, Inc. 205,545 3,463,433
*Gulfport Energy Corp. 56,985 9,195,669
*Helix Energy Solutions Group,
Inc. 482,917 4,592,541
Helmerich & Payne, Inc. 337,181 11,656,347
HF Sinclair Corp. 480,714 43,970,910
* Innovex International, Inc. 225,103 6,320,892
International Seaways, Inc. 166,504 16,014,355
Kinetik Holdings, Inc., Class A 157,528 7,966,191
*KLX Energy Services Holdings,
Inc. 22,845 50,031
Kodiak Gas Services, Inc. 318,028 18,671,424
*Kosmos Energy, Ltd. 1,991,084 5,356,016
Liberty Energy, Inc., Class A 540,664 10,115,823
Magnolia Oil & Gas Corp., Class
A 719,261 18,492,200
*Mammoth Energy Services, Inc. 154,800 410,220
Matador Resources Co. 412,092 20,559,270
Mexco Energy Corp. 1,439 12,491
Murphy Oil Corp. 472,323 18,770,116
*Nabors Industries, Ltd. 52,719 4,516,437
NACCO Industries, Inc., Class A 19,601 929,087
*National Energy Services
Reunited Corp. 358,063 9,653,379
Natural Gas Services Group, Inc. 42,342 1,551,411
*NCS Multistage Holdings, Inc. 7,355 345,685
#Noble Corp. PLC 493,542 20,926,181
#Nordic American Tankers, Ltd. 702,365 4,586,443
Northern Oil & Gas, Inc. 263,054 5,563,592
NOV, Inc. 1,164,322 22,622,776
*Oceaneering International, Inc. 339,601 16,565,737
*Oil States International, Inc. 201,478 1,633,987
#*OPAL Fuels, Inc., Class A 9,817 23,070
Ovintiv , Inc. 463,345 28,940,529
*Par Pacific Holdings, Inc. 131,995 11,355,530
Patterson-UTI Energy, Inc. 1,243,073 13,027,405

29
Dimensional U.S. Small Cap ETF
continued
Shares Value
ENERGY — (Continued)
PBF Energy, Inc., Class A 384,230 $ 27,772,144
Peabody Energy Corp. 437,972 9,337,563
#*PEDEVCO Corp. 4,302 46,505
Permian Resources Corp., Class
A 1,211,932 25,826,271
* PrimeEnergy Resources Corp. 5,432 1,000,031
* ProFrac Holding Corp., Class A 302,456 1,221,922
* ProPetro Holding Corp. 409,772 4,548,469
#Range Resources Corp. 715,448 28,718,083
Ranger Energy Services, Inc.,
Class A 79,154 1,270,422
*REX American Resources Corp. 111,990 4,820,050
Riley Exploration Permian, Inc. 76,927 2,636,288
RPC, Inc. 742,581 4,165,879
#*Sable Offshore Corp. 14,061 74,383
SandRidge Energy, Inc. 59,923 834,128
Scorpio Tankers, Inc. 169,068 13,163,635
*SEACOR Marine Holdings, Inc. 79,037 745,319
*Seadrill, Ltd. 222,770 9,989,007
Select Water Solutions, Inc.,
Class A 418,292 7,746,768
SFL Corp., Ltd., Class B 481,133 5,937,181
SM Energy Co. 510,120 16,589,102
Smart Sand, Inc. 97,356 419,604
#Solaris Energy Infrastructure,
Inc., Class A 165,453 8,505,939
Sunococorp LLC 124,433 9,511,659
*Talos Energy, Inc. 584,641 8,874,850
Teekay Corp., Ltd. 288,217 3,357,728
Teekay Tankers, Ltd., Class A 103,779 8,236,939
*TETRA Technologies, Inc. 471,163 3,627,955
#*Tidewater, Inc. 175,265 13,155,391
*Transocean, Ltd. 3,717,682 19,778,068
#*Uranium Energy Corp. 1,461,787 14,033,155
VAALCO Energy, Inc. 348,286 1,856,364
* Valaris , Ltd. 232,364 18,400,905
#Vitesse Energy, Inc. 103,393 1,612,931
W&T Offshore, Inc. 525,588 1,886,861
Weatherford International PLC 224,210 19,683,396
World Kinect Corp. 189,821 7,566,265
TOTAL ENERGY 994,735,183
FINANCIALS — (19.8%)
1st Source Corp. 80,249 7,201,545
#Abacus Global Management,
Inc. 4,666 48,106
*Acacia Research Corp. 321,032 1,422,172
Acadian Asset Management, Inc. 119,135 10,303,986
ACNB Corp. 33,562 2,164,078
Affiliated Managers Group, Inc. 85,132 31,220,458
Alerus Financial Corp. 83,705 2,784,865
Ally Financial, Inc. 130,490 5,654,132
#*AlTi Global, Inc. 56,903 204,851
Amalgamated Financial Corp. 100,522 4,963,776
Amerant Bancorp, Inc., Class A 131,279 3,885,858
American Coastal Insurance
Corp. 161,437 1,714,461
American Financial Group, Inc. 144,839 20,526,583
Ameris Bancorp 228,359 19,915,188
Shares Value
FINANCIALS — (Continued)
AMERISAFE, Inc. 58,623 $ 1,702,412
AmeriServ Financial, Inc. 40,106 183,284
Ames National Corp. 29,453 900,967
Arrow Financial Corp. 54,441 2,168,929
#Artisan Partners Asset
Management, Inc., Class A 234,787 9,213,042
Associated Banc-Corp 573,361 17,705,388
Associated Capital Group, Inc.,
Class A 1,486 49,692
Assurant, Inc. 91,692 25,599,489
#Assured Guaranty, Ltd. 195,463 16,168,699
*Atlantic American Corp. 4,900 7,546
Atlantic Union Bankshares Corp. 467,609 19,840,650
#*Atlanticus Holdings Corp. 26,794 2,826,499
Auburn National Bancorp, Inc. 300 7,857
Axis Capital Holdings, Ltd. 231,944 24,428,342
* Axos Financial, Inc. 187,382 19,002,409
#*Bakkt, Inc., Class A 7,515 53,883
#*Baldwin Insurance Group, Inc.
(The), Class A 220,457 6,115,477
Banc of California, Inc. 553,411 10,597,821
BancFirst Corp. 111,149 12,539,830
*Bancorp, Inc. (The) 153,141 10,271,167
Bank First Corp. 36,735 5,610,904
#Bank of Hawaii Corp. 151,485 12,103,651
Bank of Marin Bancorp 53,724 1,566,592
Bank of NT Butterfield & Son,
Ltd. (The) 131,671 8,070,116
Bank OZK 375,248 19,250,222
Bank7 Corp. 17,794 894,682
BankUnited, Inc. 283,856 13,241,882
Bankwell Financial Group, Inc. 26,480 1,804,612
Banner Corp. 125,694 8,850,115
Bar Harbor Bankshares 54,826 2,177,140
BayCom Corp. 36,279 1,094,900
BCB Bancorp, Inc. 52,875 528,221
Beacon Financial Corp. 311,588 9,818,138
BGC Group, Inc., Class A 1,148,722 13,233,277
Blue Ridge Bankshares , Inc. 249,773 876,703
#BOK Financial Corp. 174,072 24,594,633
*Bowhead Specialty Holdings,
Inc. 91,995 2,814,127
#*BRC Group Holdings, Inc. 43,954 314,711
Bread Financial Holdings, Inc. 166,213 17,962,639
*Bridgewater Bancshares, Inc. 93,439 1,913,631
#*Brighthouse Financial, Inc. 221,926 13,739,439
Burke & Herbert Financial
Services Corp. 62,486 4,577,100
Business First Bancshares, Inc. 106,852 3,400,031
*BV Financial, Inc. 20,499 421,049
Byline Bancorp, Inc. 150,991 5,929,417
C&F Financial Corp. 9,683 799,719
California Bancorp 99,133 2,111,533
*California First Leasing Corp. 5 7,213
Camden National Corp. 56,480 3,269,627
Capital Bancorp, Inc. 53,759 2,006,823
Capital City Bank Group, Inc. 57,065 2,959,962
Capitol Federal Financial, Inc. 357,831 3,163,226
Carter Bankshares , Inc. 73,726 2,549,445

30
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
Cass Information Systems, Inc. 42,549 $ 2,379,340
Cathay General Bancorp 252,291 15,942,268
CB Financial Services, Inc. 2,633 96,447
Central Pacific Financial Corp. 86,303 3,400,338
CF Bankshares , Inc. 21,163 752,556
Chemung Financial Corp. 15,648 1,275,156
ChoiceOne Financial Services,
Inc. 48,863 1,662,808
Citizens & Northern Corp. 58,957 1,496,918
Citizens Community Bancorp,
Inc. 31,516 693,352
Citizens Financial Services, Inc. 5,052 391,631
#*Citizens, Inc., Class A 48,245 228,199
City Holding Co. 48,379 7,020,277
Civista Bancshares, Inc. 74,732 2,171,712
CNB Financial Corp. 98,596 3,460,720
CNO Financial Group, Inc. 253,838 13,983,935
#*Coastal Financial Corp. 49,636 2,034,580
Cohen & Co., Inc. 1,214 16,085
Cohen & Steers, Inc. 166,052 13,661,098
Colony Bankcorp , Inc. 69,541 1,524,339
Columbia Banking System, Inc. 856,099 26,770,216
#*Columbia Financial, Inc. 865,900 9,360,374
Commerce Bancshares, Inc. 407,005 24,123,186
Community Financial System,
Inc. 183,967 11,922,901
Community Trust Bancorp, Inc. 59,760 4,688,172
Community West Bancshares 90,183 2,257,280
ConnectOne Bancorp, Inc. 164,724 5,426,009
*Consumer Portfolio Services,
Inc. 44,093 410,947
Corebridge Financial, Inc. 70,784 2,207,753
Crawford & Co., Class A 98,490 1,074,526
Crawford & Co., Class B 61,198 616,264
#*Credit Acceptance Corp. 36,286 20,643,468
Cullen/Frost Bankers, Inc. 171,530 28,532,300
*Customers Bancorp, Inc. 131,229 10,325,098
CVB Financial Corp. 653,586 14,620,719
#*Dave, Inc. 37,504 13,977,366
DigitalBridge Group, Inc. 441,505 7,006,684
Dime Community Bancshares,
Inc. 142,357 5,802,471
Donegal Group, Inc., Class A 103,694 2,046,920
Donegal Group, Inc., Class B 870 18,966
*Donnelley Financial Solutions,
Inc. 83,018 3,926,751
Eagle Bancorp Montana, Inc. 26,341 617,170
Eagle Bancorp, Inc. 106,758 2,962,534
Eagle Financial Services, Inc. 7,775 315,276
Eastern Bankshares , Inc. 781,376 17,940,393
Employers Holdings, Inc. 77,301 3,907,566
Enact Holdings, Inc. 266,322 12,602,357
*Encore Capital Group, Inc. 81,352 7,653,596
*Enova International, Inc. 89,346 22,706,392
Enterprise Financial Services
Corp. 124,807 8,275,952
Equitable Holdings, Inc. 25,171 1,199,398
Equity Bancshares, Inc., Class A 68,119 3,452,271
#Erie Indemnity Co., Class A 26,375 6,383,805
Shares Value
FINANCIALS — (Continued)
#Esquire Financial Holdings, Inc. 28,735 $ 3,713,137
Essent Group, Ltd. 317,296 20,928,844
#*Euronet Worldwide, Inc. 117,633 8,390,762
Evercore, Inc., Class A 58,211 18,660,118
Everest Group, Ltd. 974 364,422
EVERTEC, Inc. 197,601 6,014,974
#*EZCORP, Inc., Class A 219,586 6,537,075
F&G Annuities & Life, Inc. 231,044 6,600,927
#FactSet Research Systems, Inc. 76,651 20,174,543
Farmers & Merchants Bancorp,
Inc. 28,392 947,157
Farmers National Banc Corp. 192,633 3,055,159
*FB Bancorp, Inc. 56,096 866,964
FB Financial Corp. 198,977 12,014,231
Federal Agricultural Mortgage
Corp., Class A 1,115 179,989
Federal Agricultural Mortgage
Corp., Class C 34,250 7,795,300
Federated Hermes, Inc., Class B 267,416 16,034,263
Fidelity D&D Bancorp, Inc. 4,115 216,449
Fidelity National Financial, Inc. 37,619 1,940,764
*Finance Of America Cos, Inc.,
Class A 26,028 592,137
Financial Institutions, Inc. 66,059 2,738,806
Finward Bancorp 505 22,452
* Finwise Bancorp 2,393 32,928
First American Financial Corp. 344,162 25,808,708
First Bancorp 575,552 16,650,719
#First Bancorp 145,620 9,155,129
First Bancorp, Inc. (The) 36,421 1,278,377
First Bank 81,460 1,509,454
First Busey Corp. 331,040 10,215,894
First Business Financial
Services, Inc. 27,466 1,928,388
First Capital, Inc. 631 39,930
First Commonwealth Financial
Corp. 364,292 7,843,207
First Community Bankshares ,
Inc. 62,336 2,974,674
First Community Corp. 30,986 1,058,482
First Financial Bancorp 408,945 13,834,609
First Financial Bankshares , Inc. 464,770 16,332,018
First Financial Corp. 39,152 3,153,694
First Hawaiian, Inc. 478,525 13,298,210
First Horizon Corp. 1,316,014 33,742,599
First Internet Bancorp 28,410 836,959
First Interstate BancSystem , Inc.,
Class A 365,600 13,900,112
First Merchants Corp. 215,209 9,284,116
First Mid Bancshares, Inc. 86,623 4,512,192
First National Corp. 30,406 965,391
*First Northwest Bancorp 21,774 249,530
First United Corp. 21,007 927,249
*First Western Financial, Inc. 29,935 932,475
#FirstCash Holdings, Inc. 140,162 28,594,450
#*Firstsun Capital Bancorp 127,598 4,935,491
Five Star Bancorp 67,647 3,192,262
Flagstar Bank NA 1,371,550 19,503,441
*Flywire Corp. 317,417 5,081,846

31
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
FNB Corp. 1,183,514 $ 22,368,415
Franklin Resources, Inc. 142,144 4,812,996
FS Bancorp, Inc. 24,168 1,037,049
Fulton Financial Corp. 643,154 15,647,937
FVCBankcorp , Inc. 59,984 1,115,103
*Galaxy Digital, Inc., Class A 220,834 4,639,722
#*GBank Financial Holdings, Inc. 1,549 32,250
GCM Grosvenor, Inc., Class A 199,317 2,487,476
*Genworth Financial, Inc., Class
A 1,534,502 15,084,155
German American Bancorp, Inc. 124,270 6,322,858
Glacier Bancorp, Inc. 429,476 21,168,872
Globe Life, Inc. 168,808 30,765,258
#*Goosehead Insurance, Inc.,
Class A 52,079 3,228,898
Great Southern Bancorp, Inc. 36,042 2,894,533
*Green Dot Corp., Class A 146,230 1,917,075
Greene County Bancorp, Inc. 17,781 594,952
*Greenlight Capital Re, Ltd.,
Class A 112,769 1,877,604
HA Sustainable Infrastructure
Capital, Inc. 39,751 1,505,370
*Hagerty, Inc., Class A 69,728 803,964
Hamilton Insurance Group, Ltd.,
Class B 225,511 8,109,376
Hamilton Lane, Inc., Class A 133,788 11,895,091
Hancock Whitney Corp. 272,212 20,960,324
Hanmi Financial Corp. 98,412 3,137,375
Hanover Bancorp, Inc. 1,201 31,520
Hanover Insurance Group, Inc.
(The) 116,246 27,042,307
*Happen, Inc. 439,082 8,404,029
Hawthorn Bancshares, Inc. 9,575 373,329
HBT Financial, Inc. 85,301 3,057,188
HCI Group, Inc. 45,802 8,015,808
Heritage Financial Corp. 134,317 3,993,244
*Heritage Insurance Holdings,
Inc. 103,182 3,030,455
Hilltop Holdings, Inc. 150,370 5,930,593
#Hingham Institution For Savings
(The) 3,897 1,111,346
*Hippo Holdings, Inc. 84,873 2,669,256
Home Bancorp, Inc. 25,941 1,850,631
Home BancShares , Inc. 666,146 20,697,156
HomeTrust Bancshares, Inc. 55,333 2,832,496
Hope Bancorp, Inc. 408,926 5,729,053
Horace Mann Educators Corp. 133,154 6,938,655
Horizon Bancorp, Inc. 171,694 3,511,142
Houlihan Lokey, Inc., Class A 73,271 9,194,778
Independent Bank Corp. 157,179 13,176,316
Independent Bank Corp. 68,427 2,613,911
International Bancshares Corp. 201,411 15,415,998
Invesco, Ltd. 1,224,282 36,238,747
Investar Holding Corp. 45,490 1,370,159
Investors Title Co. 6,282 1,817,320
#Isabella Bank Corp. 919 36,493
Jack Henry & Associates, Inc. 162,422 25,019,485
Jackson Financial, Inc., Class A 226,339 27,676,733
Shares Value
FINANCIALS — (Continued)
James River Group Holdings,
Inc. 32,134 $ 144,282
Jefferies Financial Group, Inc. 314,074 17,148,440
John Marshall Bancorp, Inc. 4,988 115,722
Kearny Financial Corp. 183,177 1,756,667
Kemper Corp. 132,440 3,758,647
*Kentucky First Federal Bancorp 3,402 18,541
#*Kestrel Group, Ltd. 7,742 68,672
Kingstone Cos., Inc. 47,953 957,621
#Kinsale Capital Group, Inc. 71,109 25,344,670
Lake Shore Bancorp, Inc. 457 7,847
Lakeland Financial Corp. 85,712 5,369,857
Landmark Bancorp, Inc. 6,830 214,052
#Lazard, Inc., Class A 351,944 14,915,387
LCNB Corp. 41,629 824,670
*Lemonade, Inc. 16,613 802,574
#*LendingTree, Inc. 39,535 1,259,585
#Lincoln National Corp. 617,789 28,177,356
Live Oak Bancshares, Inc. 152,276 6,517,413
Magyar Bancorp, Inc. 1,254 23,889
MainStreet Bancshares, Inc. 23,277 536,768
#MarketAxess Holdings, Inc. 78,022 12,662,971
MarketWise , Inc. 731 14,401
* Marqeta , Inc., Class A 224,649 3,899,907
Mechanics Bancorp 63,163 1,060,507
Mercantile Bank Corp. 56,874 3,416,990
#Merchants Bancorp 148,355 8,186,229
Mercury General Corp. 183,195 19,623,848
Meridian Corp. 40,017 785,934
Metrocity Bankshares , Inc. 86,945 3,076,114
Metropolitan Bank Holding Corp. 40,744 3,768,005
MGIC Investment Corp. 725,329 21,788,883
Mid Penn Bancorp, Inc. 83,425 3,198,514
Midland States Bancorp, Inc. 71,355 2,402,523
#Moelis & Co., Class A 234,195 15,709,801
Morningstar, Inc. 105,177 20,253,935
MVB Financial Corp. 41,424 1,269,646
National Bank Holdings Corp.,
Class A 160,035 6,911,912
National Bankshares , Inc. 21,298 864,699
#Navient Corp. 311,982 2,617,529
NB Bancorp, Inc. 138,936 3,196,917
NBT Bancorp, Inc. 171,719 9,041,005
*NCR Atleos Corp. 244,333 11,490,981
Nelnet, Inc., Class A 82,760 11,244,601
#*NerdWallet, Inc., Class A 106,804 961,236
*NI Holdings, Inc. 38,245 579,412
Nicolet Bankshares , Inc. 81,283 13,892,890
*NMI Holdings, Inc., Class A 298,176 13,209,197
Northeast Bank 28,729 3,567,280
Northeast Community Bancorp,
Inc. 45,185 1,206,440
Northpointe Bancshares, Inc. 1,385 24,238
Northrim BanCorp , Inc. 73,235 1,941,460
Northwest Bancshares, Inc. 514,414 8,096,876
Norwood Financial Corp. 30,379 1,032,582
Oak Valley Bancorp 28,234 956,286
OceanFirst Financial Corp. 319,273 6,165,162

32
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
*Octave Specialty Group, Inc. 22,190 $ 119,826
OFG Bancorp 144,597 7,643,397
Ohio Valley Banc Corp. 10,348 435,237
Old National Bancorp 1,091,748 29,084,167
Old Republic International Corp. 659,784 28,509,267
Old Second Bancorp, Inc. 172,517 4,362,955
OneMain Holdings, Inc., Class A 388,261 24,297,373
* Onity Group, Inc. 28,109 1,030,476
OP Bancorp 48,566 757,630
*Oportun Financial Corp. 147,287 815,970
Oppenheimer Holdings, Inc.,
Class A 31,764 3,387,313
* OppFi , Inc. 176,755 1,656,194
Orange County Bancorp, Inc. 39,674 1,517,531
Origin Bancorp, Inc. 101,136 5,535,173
Orrstown Financial Services, Inc. 65,930 2,817,189
*Oscar Health, Inc., Class A 805,358 25,143,277
*Palomar Holdings, Inc. 101,276 13,549,716
Park National Corp. 62,139 12,934,233
Parke Bancorp, Inc. 38,826 1,325,908
Pathward Financial, Inc. 76,962 6,791,127
* Paymentus Holdings, Inc., Class
A 197,597 6,738,058
* Payoneer Global, Inc. 1,143,219 8,196,880
#*Paysafe, Ltd. 132,562 1,071,101
* Paysign , Inc. 183,344 1,642,762
PCB Bancorp 42,386 1,181,298
Peapack-Gladstone Financial
Corp. 58,457 2,687,853
Pelagos Insurance Capital, Ltd. 330,444 8,356,929
PennyMac Financial Services,
Inc. 164,228 12,384,433
Peoples Bancorp of North
Carolina, Inc. 18,372 789,996
Peoples Bancorp, Inc. 118,443 4,934,335
Peoples Financial Services Corp. 31,466 2,213,948
Perella Weinberg Partners, Class
A 244,817 4,321,020
Pinnacle Financial Partners, Inc. 327,757 34,489,869
Piper Sandler Cos. 232,202 17,600,912
PJT Partners, Inc., Class A 71,522 12,037,868
Plumas Bancorp 23,384 1,433,673
*Ponce Financial Group, Inc. 80,539 1,625,277
Popular, Inc. 192,483 33,724,946
*Porch Group, Inc. 400,459 5,786,633
*PRA Group, Inc. 131,321 2,281,046
Preferred Bank/Los Angeles CA 40,170 4,195,355
Primerica, Inc. 95,370 30,514,585
Primis Financial Corp. 81,612 1,307,424
Princeton Bancorp, Inc. 14,452 596,000
*Priority Technology Holdings,
Inc. 130,929 851,038
PROG Holdings, Inc. 141,709 6,238,030
Prosperity Bancshares, Inc. 388,238 29,067,379
Provident Financial Holdings, Inc. 20,999 372,942
Provident Financial Services, Inc. 510,659 12,603,064
QCR Holdings, Inc. 61,085 6,288,701
Radian Group, Inc. 437,091 17,042,178
RBB Bancorp 55,715 1,469,205
Shares Value
FINANCIALS — (Continued)
Red River Bancshares, Inc. 21,724 $ 2,184,348
Regional Management Corp. 30,603 987,559
Reinsurance Group of America,
Inc. 624 147,794
* Remitly Global, Inc. 669,274 15,239,369
RenaissanceRe Holdings, Ltd. 26,702 8,544,106
Renasant Corp. 313,100 13,641,767
*Repay Holdings Corp., Class A 3,381 13,524
Republic Bancorp, Inc., Class A 57,309 5,704,538
Richmond Mutual Bancorp, Inc. 5,132 80,316
Riverview Bancorp, Inc. 69,151 366,500
RLI Corp. 304,859 18,669,565
#*Root, Inc., Class A 29,819 1,614,699
#Ryan Specialty Holdings, Inc.,
Class A 111,998 4,945,832
S&T Bancorp, Inc. 119,519 6,232,916
Safety Insurance Group, Inc. 48,169 4,980,193
SB Financial Group, Inc. 333 8,751
Seacoast Banking Corp. of
Florida 308,170 10,705,826
*Security National Financial
Corp., Class A 46,718 437,752
SEI Investments Co. 274,255 28,242,780
Selective Insurance Group, Inc. 198,457 18,811,739
* Selectquote , Inc. 262,529 196,109
ServisFirst Bancshares, Inc. 176,827 15,826,016
#*Sezzle, Inc. 102,063 15,794,249
#*Shift4 Payments, Inc., Class A 69,450 3,680,850
Shore Bancshares, Inc. 112,262 2,750,419
Sierra Bancorp 43,189 1,760,384
Silvercrest Asset Management
Group, Inc., Class A 21,849 224,608
Simmons First National Corp.,
Class A 495,759 11,694,955
* SiriusPoint , Ltd. 451,175 10,670,289
*Skyward Specialty Insurance
Group, Inc. 149,625 8,970,019
#SLM Corp. 676,902 17,596,067
SmartFinancial , Inc. 48,651 2,549,312
South Plains Financial, Inc. 35,163 1,576,709
*Southern First Bancshares, Inc. 30,434 1,899,082
Southern Missouri Bancorp, Inc. 36,542 2,828,716
Southside Bancshares, Inc. 97,847 3,181,006
SOUTHSTATE BANK Corp. 292,210 30,708,349
SR Bancorp, Inc. 22,018 430,452
StepStone Group, Inc., Class A 4,738 207,809
*<Sterling Bancorp, Inc. 10,642 –
Stewart Information Services
Corp. 99,414 6,719,392
Stifel Financial Corp. 366,757 30,407,823
Stock Yards Bancorp, Inc. 96,774 8,235,467
* StoneX Group, Inc. 370,379 28,359,920
*Summit State Bank 1,100 13,629
Texas Capital Bancshares, Inc. 141,167 13,954,358
#TFS Financial Corp. 517,473 9,526,678
*Third Coast Bancshares, Inc. 48,605 2,130,843
Timberland Bancorp, Inc. 25,859 1,159,259
Tiptree, Inc. 123,860 2,200,992
Tompkins Financial Corp. 47,187 4,711,150

33
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
Towne Bank/Portsmouth VA 351,065 $ 13,308,874
TriCo Bancshares 104,058 5,987,497
*Triumph Financial, Inc. 77,763 5,904,545
#*Trupanion, Inc. 51,486 1,260,892
TrustCo Bank Corp. 57,508 3,276,806
Trustmark Corp. 207,255 9,834,250
*TWFG, Inc., Class A 30,821 826,003
UMB Financial Corp. 223,863 32,623,555
*<Unico American Corp. 4,300 56
Union Bankshares , Inc. 388 8,936
United Bancshares, Inc. 110 4,290
United Bankshares , Inc. 462,935 22,429,201
United Community Banks, Inc. 380,279 13,477,088
United Fire Group, Inc. 84,621 4,346,135
Unity Bancorp, Inc. 33,135 1,951,320
Universal Insurance Holdings,
Inc. 93,183 4,073,029
Univest Financial Corp. 92,454 4,090,165
Unum Group 35,448 3,052,427
#*Upstart Holdings, Inc. 268,504 7,367,750
US Global Investors, Inc., Class
A 5,500 15,730
USCB Financial Holdings, Inc. 45,432 998,141
#UWM Holdings Corp. 565,232 1,028,722
Valley National Bancorp 1,731,531 24,743,578
Value Line, Inc. 4,004 136,897
*Velocity Financial, Inc. 79,855 1,400,657
#Victory Capital Holdings, Inc.,
Class A 208,129 20,611,015
Virginia National Bankshares
Corp. 4,969 227,555
Virtu Financial, Inc., Class A 270,550 15,889,401
Virtus Investment Partners, Inc. 22,484 3,582,825
Voya Financial, Inc. 292,253 29,058,716
WaFd , Inc. 296,035 10,885,207
Walker & Dunlop, Inc. 80,702 4,010,082
Washington Trust Bancorp, Inc. 63,009 2,456,091
Waterstone Financial, Inc. 62,320 1,278,806
Webster Financial Corp. 366,790 28,323,524
* Webull Corp. 916 6,467
WesBanco , Inc. 380,196 15,732,510
West Bancorp, Inc. 56,587 1,587,265
Westamerica Bancorp 79,200 4,763,880
Western Alliance Bancorp 294,753 23,724,669
Western New England Bancorp,
Inc. 66,934 865,457
#Western Union Co. (The) 996,613 6,338,459
Westwood Holdings Group, Inc. 31,281 599,657
*WEX, Inc. 114,945 21,490,117
#White Mountains Insurance
Group, Ltd. 7,720 16,194,476
Wintrust Financial Corp. 200,581 32,000,693
#WisdomTree, Inc. 503,526 9,753,299
*World Acceptance Corp. 16,698 3,002,467
WSFS Financial Corp. 202,245 16,220,049
WVS Financial Corp. 680 13,029
Zions Bancorp NA 405,983 28,297,015
TOTAL FINANCIALS 3,261,185,898
Shares Value
HEALTH CARE — (11.6%)
*10X Genomics, Inc., Class A 379,926 $ 17,959,102
*4D Molecular Therapeutics, Inc. 171,040 1,741,187
#*Abeona Therapeutics, Inc. 16,656 106,932
* Absci Corp. 140,866 1,095,937
#*AC Immune SA 80,741 176,823
#*Acadia Healthcare Co., Inc. 111,408 3,299,905
*ACADIA Pharmaceuticals, Inc. 559,184 14,466,090
* Accendra Health, Inc. 29,296 90,525
* Aclaris Therapeutics, Inc. 95,349 495,815
Acme United Corp. 12,693 721,724
*Acumen Pharmaceuticals, Inc. 100,013 215,028
* AdaptHealth Corp., Class A 447,287 4,830,700
* Addus HomeCare Corp. 60,437 6,979,265
* Adicet Bio, Inc. 14,520 132,277
*ADMA Biologics, Inc. 464,320 3,928,147
*Agios Pharmaceuticals, Inc. 192,387 5,775,458
#*AirSculpt Technologies, Inc. 17,590 84,608
* Aldeyra Therapeutics, Inc. 28,130 43,320
*Align Technology, Inc. 133,009 22,499,802
*Alignment Healthcare, Inc. 573,469 8,516,015
#*Aligos Therapeutics, Inc. 2,810 11,886
#*Alkermes PLC 512,107 25,088,122
#*Allogene Therapeutics, Inc. 1,028,485 1,933,552
*Alpha Teknova , Inc. 1,717 8,585
#*Altimmune, Inc. 167,692 476,245
*Alto Neuroscience, Inc. 2,765 74,849
*American Well Corp., Class A 48,865 525,299
*AMN Healthcare Services, Inc. 92,365 3,106,235
* Amneal Pharmaceuticals, Inc. 1,070,643 19,614,180
* Amphastar Pharmaceuticals,
Inc. 97,971 1,953,542
* Amylyx Pharmaceuticals, Inc. 148,485 3,015,730
#*AN2 Therapeutics, Inc. 35,294 188,823
* AnaptysBio , Inc. 64,608 3,447,483
* AngioDynamics , Inc. 137,468 2,033,152
#*ANI Pharmaceuticals, Inc. 78,512 6,221,291
*Anika Therapeutics, Inc. 41,182 793,989
#*Annexon, Inc. 326,558 1,663,813
#*Arcturus Therapeutics
Holdings, Inc. 14,428 83,105
#*Arcus Biosciences, Inc. 273,376 7,706,469
*Ardent Health, Inc. 10,216 109,005
#*ArriVent Biopharma, Inc. 55,858 1,665,686
#*Arrowhead Pharmaceuticals,
Inc. 175,306 14,839,653
#*ARS Pharmaceuticals, Inc. 39,569 202,989
*Artiva Biotherapeutics, Inc. 5,863 59,216
#*Artivion, Inc. 124,676 3,345,057
* Arvinas , Inc. 6,292 50,525
#*Astrana Health, Inc. 183,061 6,509,649
* Atara Biotherapeutics, Inc. 135 1,131
#*Atea Pharmaceuticals, Inc. 263,930 1,240,471
* AtriCure , Inc. 126,072 4,760,479
*Aura Biosciences, Inc. 174,907 1,226,098
*Avantor, Inc. 1,854,609 25,556,512
* Aveanna Healthcare Holdings,
Inc. 579,899 5,445,252
* Axogen , Inc. 147,823 6,239,609

34
Dimensional U.S. Small Cap ETF
continued
Shares Value
HEALTH CARE — (Continued)
* Aytu BioPharma, Inc. 4,402 $ 9,816
#*Azenta, Inc. 105,742 2,974,522
#Baxter International, Inc. 747,950 19,566,372
#*Beam Therapeutics, Inc. 330,281 8,428,771
#*Bicara Therapeutics, Inc. 138,684 3,758,336
#*BioAge Labs, Inc. 108,834 983,859
#*BioCryst Pharmaceuticals, Inc. 770,732 6,921,173
* BioLife Solutions, Inc. 159,768 4,997,543
*BioMarin Pharmaceutical, Inc. 402,004 24,128,280
#*Bio-Rad Laboratories, Inc.,
Class A 71,545 23,286,467
#*Biote Corp., Class A 59,034 132,826
Bio-Techne Corp. 326,736 23,554,398
#*Bioventus, Inc., Class A 208,352 2,743,996
*Black Diamond Therapeutics,
Inc. 62,435 105,515
#*BrightSpring Health Services,
Inc. 408,327 24,381,205
*Brookdale Senior Living, Inc. 818,631 11,952,013
#Bruker Corp. 487,314 30,622,812
*Butterfly Network, Inc., Class A 370,634 2,635,208
*C4 Therapeutics, Inc. 235,215 818,548
*Cabaletta Bio, Inc. 334,526 896,530
#*CareCloud, Inc. 133,592 325,964
* CareDx , Inc. 172,629 7,545,614
#*Caribou Biosciences, Inc. 255,338 372,793
*Castle Biosciences, Inc. 87,066 2,437,848
#*Celldex Therapeutics, Inc. 202,557 7,709,319
#*Century Therapeutics, Inc. 121,810 246,056
* Ceribell , Inc. 7,723 136,620
#*Certara, Inc. 59,836 484,672
#*CG oncology, Inc. 82,194 5,851,391
*Charles River Laboratories
International, Inc. 147,668 34,334,287
Chemed Corp. 42,770 22,764,332
#*Climb Bio, Inc. 76,929 915,455
*Clover Health Investments
Corp., Class A 502,203 2,094,187
*Codexis, Inc. 52,788 73,903
#*Coherus Oncology, Inc. 15,055 21,228
*Collegium Pharmaceutical, Inc. 114,257 4,043,555
*Community Health Systems,
Inc. 289,348 807,281
*Compass Therapeutics, Inc. 101,119 193,137
#Concentra Group Holdings
Parent, Inc. 421,303 13,334,240
CONMED Corp. 69,686 3,226,462
#*Contineum Therapeutics, Inc.,
Class A 54,517 844,468
*Cooper Cos., Inc. (The) 63,415 4,586,173
*Corbus Pharmaceuticals
Holdings, Inc. 58,383 523,695
* Corcept Therapeutics, Inc. 205,925 23,576,353
*CorVel Corp. 148,751 8,933,985
* Coya Therapeutics, Inc. 75,558 316,588
* Crinetics Pharmaceuticals, Inc. 304,584 25,438,856
* CryoPort , Inc. 165,029 2,490,288
*CUE Biopharma, Inc. 1,815 48,715
*Cullinan Therapeutics, Inc. 188,192 3,105,168
Shares Value
HEALTH CARE — (Continued)
#Cumberland Pharmaceuticals,
Inc. 49,950 $ 333,666
* CVRx , Inc. 25,774 133,380
* Cytek Biosciences, Inc. 292,301 1,233,510
* CytomX Therapeutics, Inc. 124,826 386,961
*DaVita, Inc. 126,925 30,473,423
*Definitive Healthcare Corp.,
Class A 204,135 139,281
* Delcath Systems, Inc. 70,373 859,958
*Denali Therapeutics, Inc. 456,915 10,518,183
DENTSPLY SIRONA, Inc. 94,388 1,261,968
*Design Therapeutics, Inc. 156,210 1,902,638
*Dianthus Therapeutics, Inc. 71,218 7,614,629
#*Disc Medicine, Inc., Class A 119,817 9,225,909
#*Dyne Therapeutics, Inc. 478,626 12,051,803
*Edgewise Therapeutics, Inc. 168,775 6,486,023
#*Elanco Animal Health, Inc. 1,503,184 39,638,962
* Electromed , Inc. 27,435 1,117,428
#*Eledon Pharmaceuticals, Inc. 196,897 665,512
*Emergent BioSolutions, Inc. 170,332 1,229,797
* Enanta Pharmaceuticals, Inc. 62,270 784,602
Encompass Health Corp. 226,492 25,156,466
*Enliven Therapeutics, Inc. 174,090 9,541,873
#*Enovis Corp. 125,902 3,670,043
Ensign Group, Inc. (The) 166,855 29,726,887
*Entrada Therapeutics, Inc. 108,498 736,701
* Envista Holdings Corp. 438,150 11,965,876
#*Equillium, Inc. 7,665 16,863
* Erasca , Inc. 263,455 4,781,708
*Eton Pharmaceuticals, Inc. 16,216 752,747
*Evolent Health, Inc., Class A 7,074 21,859
* Exagen , Inc. 25,070 113,567
* Exelixis , Inc. 599,685 31,801,296
#*EyePoint, Inc. 207,955 2,547,449
*Fate Therapeutics, Inc. 15,790 38,685
#*First Tracks Biotherapeutics,
Inc. 18,879 831,431
* Fortrea Holdings, Inc. 314,049 6,020,319
*Fulcrum Therapeutics, Inc. 54,992 196,871
#*Fulgent Genetics, Inc. 72,399 1,198,203
* GeneDx Holdings Corp., Class
A 97,517 6,349,332
*Ginkgo Bioworks Holdings, Inc. 85,360 690,562
* Glaukos Corp. 16,572 2,762,884
#*Globus Medical, Inc., Class A 245,815 19,367,764
* GoodRx Holdings, Inc., Class A 57,539 176,645
#*GRAIL, Inc. 138,238 9,477,597
*Guardian Pharmacy Services,
Inc., Class A 121,028 4,784,237
*Gyre Therapeutics, Inc. 320 1,840
* Haemonetics Corp. 150,505 12,874,198
*Halozyme Therapeutics, Inc. 325,931 26,902,345
*Harmony Biosciences Holdings,
Inc. 190,780 6,723,087
#*Harrow, Inc. 125,599 4,869,473
*Harvard Bioscience, Inc. 1,366 8,333
#*Health Catalyst, Inc. 9,166 19,157
*HealthEquity, Inc. 270,589 27,223,959
HealthStream, Inc. 96,088 2,694,308

35
Dimensional U.S. Small Cap ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Henry Schein, Inc. 343,058 $ 29,417,223
*ICON PLC 37,495 6,132,870
*ICU Medical, Inc. 77,836 13,116,144
* Ideaya Biosciences, Inc. 284,304 10,092,792
#*Immunome, Inc. 105,802 2,408,054
* Immunovant , Inc. 18 695
*Indivior Pharmaceuticals, Inc. 346,194 13,851,222
* InfuSystem Holdings, Inc. 66,632 609,016
* Innovage Holding Corp. 127,972 1,453,762
* Innoviva , Inc. 241,993 5,074,593
* Inogen , Inc. 58,994 380,511
* Instil Bio, Inc. 6,653 47,369
* Insulet Corp. 70,592 11,672,387
*Integer Holdings Corp. 118,015 14,304,598
*Integra LifeSciences Holdings
Corp. 70,522 1,174,191
#*Intellia Therapeutics, Inc. 436,531 4,662,151
#*Iovance Biotherapeutics, Inc. 962,767 3,918,462
iRadimed Corp. 42,052 3,820,845
*Ironwood Pharmaceuticals, Inc.,
Class A 534,999 2,263,046
* Janux Therapeutics, Inc. 123,038 1,866,486
*Jazz Pharmaceuticals PLC 168,574 42,625,622
#*Joint Corp. (The) 45,335 375,827
* Keros Therapeutics, Inc. 49,988 503,379
#*Kewaunee Scientific Corp. 9,318 332,839
#*Kiniksa Pharmaceuticals
International PLC, Class A 149,736 11,131,374
*Kodiak Sciences, Inc. 23,200 964,656
#*Korro Bio, Inc. 9,978 103,472
*Krystal Biotech, Inc. 80,879 27,589,444
*Kura Oncology, Inc. 157,292 1,417,201
#*Kymera Therapeutics, Inc. 152,728 15,792,075
#*Kyverna Therapeutics, Inc. 15,873 115,873
#*Lantheus Holdings, Inc. 217,313 21,653,067
#*Larimar Therapeutics, Inc. 340,789 1,301,814
LeMaitre Vascular, Inc. 74,437 7,541,957
#*LENSAR, Inc. 16,558 82,956
* Lexeo Therapeutics, Inc. 254,051 1,049,231
* LifeStance Health Group, Inc. 1,267,191 13,280,162
#*Ligand Pharmaceuticals, Inc. 63,301 18,201,570
* Lipocine , Inc. 6,038 12,801
#*Liquidia Corp. 56,746 4,772,906
* LivaNova PLC 183,505 14,706,091
#*Lyell Immunopharma , Inc. 1,736 22,464
* MacroGenics , Inc. 58,867 217,219
* MannKind Corp. 11,291 44,148
#*Maravai LifeSciences
Holdings, Inc., Class A 285,768 1,877,496
*MBX Biosciences, Inc. 75,910 5,004,746
* Medpace Holdings, Inc. 53,017 30,596,641
*Merit Medical Systems, Inc. 198,844 16,903,728
Mesa Laboratories, Inc. 15,672 1,579,894
* MiMedx Group, Inc. 360,027 1,486,911
* Mineralys Therapeutics, Inc. 156,005 3,981,248
#*Moderna, Inc. 189,321 10,378,577
*Molina Healthcare, Inc. 68,930 13,484,087
#*Monte Rosa Therapeutics, Inc. 256,557 4,238,322
Shares Value
HEALTH CARE — (Continued)
*Myriad Genetics, Inc. 190,558 $ 544,996
National HealthCare Corp. 52,359 11,834,705
*Nautilus Biotechnology, Inc.,
Class A 84,337 82,397
#*Neogen Corp. 500,516 6,026,213
* NeoGenomics , Inc. 359,171 5,491,725
* Neumora Therapeutics, Inc. 221,105 355,979
#*Neurogene, Inc. 12,679 417,012
* Nexgel , Inc. 144 60
* Nkarta , Inc. 145,492 304,078
* Novocure , Ltd. 287,807 4,271,056
NRC Health 62,228 1,214,068
* Nurix Therapeutics, Inc. 313,021 7,265,217
#*Nutex Health, Inc. 1,157 170,576
#*Nuvation Bio, Inc. 430,890 2,727,534
*Ocular Therapeutix , Inc. 655,948 5,359,095
* Olema Pharmaceuticals, Inc. 233,776 2,676,735
#*OmniAb, Inc. 34,741 68,787
* OmniAb , Inc.- Vesting 12.5 9,244 –
* OmniAb , Inc.- Vesting 15 9,244 –
*Omnicell, Inc. 152,798 5,404,465
#*OnKure Therapeutics, Inc.,
Class A 32,426 123,867
#*OptimizeRx Corp. 7,915 47,886
*Option Care Health, Inc. 547,801 12,615,857
Oramed Pharmaceuticals, Inc. 40,483 164,766
*OraSure Technologies, Inc. 228,516 925,490
*Organogenesis Holdings, Inc.,
Class A 295,905 701,295
Organon & Co. 667,484 9,044,408
#*ORIC Pharmaceuticals, Inc. 334,199 3,699,583
* Orthofix Medical, Inc. 90,212 1,064,502
* OrthoPediatrics Corp. 31,301 631,967
#*Oruka Therapeutics, Inc. 42,314 4,083,724
*Outset Medical, Inc. 37,179 169,908
*Ovid therapeutics, Inc. 83,973 186,420
#*Owlet, Inc., Class A 24,300 124,902
* Pacira BioSciences , Inc. 90,095 2,379,409
*PACS Group, Inc. 295,476 13,594,851
*<PDL BioPharma, Inc. 320,345 99,307
* Pediatrix Medical Group, Inc. 269,868 7,154,201
*Pennant Group, Inc. (The) 115,079 4,639,985
#*Penumbra, Inc. 59,193 19,012,200
#Perrigo Co. PLC 320,378 3,239,022
#*Personalis, Inc. 340,010 4,304,527
#*Perspective Therapeutics, Inc. 254,330 740,100
#Phibro Animal Health Corp.,
Class A 70,361 2,556,215
*Phreesia, Inc. 132,421 1,420,877
*Praxis Precision Medicines, Inc. 12,964 3,990,708
* Precipio , Inc. 1,244 26,933
#*Precision BioSciences , Inc. 20,808 145,448
*Prelude Therapeutics, Inc. 7,414 34,104
*Prestige Consumer Healthcare,
Inc. 152,317 7,649,360
#*Prime Medicine, Inc. 122,623 358,059
* Privia Health Group, Inc. 425,816 10,079,065
* Procept Biorobotics Corp. 6,387 118,926
*Pro-Dex, Inc. 7,809 457,373

36
Dimensional U.S. Small Cap ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Progyny, Inc. 228,622 $ 7,117,003
*Protagonist Therapeutics, Inc. 2,599 355,127
* Protalix BioTherapeutics , Inc. 215,985 511,884
* Protara Therapeutics, Inc. 125,321 491,258
#*Prothena Corp. PLC 120,757 980,547
*PTC Therapeutics, Inc. 224,327 15,256,479
*Puma Biotechnology, Inc. 170,404 1,351,304
#*Q/C Technologies, Inc. 5,569 14,535
*Q32 Bio, Inc. 14,652 229,743
* Quanterix Corp. 103,971 361,819
#*QuidelOrtho Corp. 40,380 677,173
* RadNet , Inc. 247,996 15,817,185
*Rafael Holdings, Inc., Class B 27,736 53,808
* Rallybio Corp. 6,675 106,333
*Rapid Micro Biosystems, Inc.,
Class A 30,705 65,402
#*Rapport Therapeutics, Inc. 110,173 4,514,890
*REGENXBIO, Inc. 2,500 24,225
*Relay Therapeutics, Inc. 592,247 11,152,011
* Repligen Corp. 175,566 24,756,562
* Replimune Group, Inc. 178,058 1,994,250
#Revvity, Inc. 241,947 27,223,876
* Rezolute , Inc. 319,926 1,510,051
#*Rigel Pharmaceuticals, Inc. 32,659 1,202,178
*Rocket Pharmaceuticals, Inc. 253,178 787,384
#*Sagimet Biosciences, Inc.,
Class A 136,754 972,321
*Sana Biotechnology, Inc. 110,952 347,280
* Sanara Medtech , Inc. 2,700 91,422
*Sarepta Therapeutics, Inc. 84,131 1,250,187
* Savara , Inc. 23,796 129,926
#*Schrodinger, Inc. 139,420 2,110,819
*SCYNEXIS, Inc. 5,189 25,115
*Seer, Inc., Class A 5,831 12,945
* Sensus Healthcare, Inc. 29,133 84,777
* Septerna , Inc. 24,347 838,754
*Shattuck Labs, Inc. 49,623 350,835
#*SI-BONE, Inc. 145,497 2,584,027
#SIGA Technologies, Inc. 158,197 517,304
*Sight Sciences, Inc. 101,539 534,095
*Simulations Plus, Inc. 16,860 307,358
#*Solid Biosciences, Inc. 293,621 2,366,585
* Solventum Corp. 40,469 3,457,671
#*Sonida Senior Living, Inc. 78,661 3,174,758
* Sotera Health Co. 896,588 16,013,062
#*Spero Therapeutics, Inc. 65,997 77,216
*Spruce Biosciences, Inc. 3,751 160,655
*STAAR Surgical Co. 116,172 2,829,950
#*Stoke Therapeutics, Inc. 194,930 5,625,680
*Strata Critical Medical, Inc. 283,601 1,423,677
*Supernus Pharmaceuticals, Inc. 200,892 8,965,810
#*Surgery Partners, Inc. 331,720 5,108,488
*Tactile Systems Technology,
Inc. 74,959 2,111,595
*Tango Therapeutics, Inc. 61,068 1,659,828
* Taysha Gene Therapies, Inc. 78,390 459,365
*Tectonic Therapeutic, Inc. 7,996 224,128
#*Teladoc Health, Inc. 325,784 2,186,011
Shares Value
HEALTH CARE — (Continued)
#Teleflex, Inc. 149,556 $ 20,445,801
* Tenax Therapeutics, Inc. 68,684 940,971
*TG Therapeutics, Inc. 218,809 11,384,632
* Theravance Biopharma, Inc. 54,835 924,518
*<Third Harmonic Bio, Inc. 16,060 1,285
#*Tonix Pharmaceuticals Holding
Corp. 4,993 49,980
#*TransMedics Group, Inc. 111,348 8,519,235
#*Treace Medical Concepts, Inc. 33,645 145,010
#*Twist Bioscience Corp. 71,347 6,531,818
#*Tyra Biosciences, Inc. 55,674 1,774,887
#*UFP Technologies, Inc. 24,396 6,215,613
#*Unicycive Therapeutics, Inc. 67,827 339,813
Universal Health Services, Inc.,
Class B 105,544 17,777,831
*Upstream Bio, Inc. 150,504 949,680
#US Physical Therapy, Inc. 38,863 3,072,509
Utah Medical Products, Inc. 10,567 745,185
*Vanda Pharmaceuticals, Inc. 188,354 960,605
* Varex Imaging Corp. 40,004 447,645
* Vaxcyte , Inc. 320,461 17,330,531
#*Vera Therapeutics, Inc., Class
A 145,920 4,684,032
* Veracyte , Inc. 265,616 12,303,333
* Verastem , Inc. 78,050 452,690
* Vericel Corp. 154,432 7,097,695
* Verrica Pharmaceuticals, Inc. 7,373 38,487
Viatris , Inc. 358,281 6,291,414
*Viking Therapeutics, Inc. 48,216 1,530,376
*Vir Biotechnology, Inc. 535,641 4,638,651
#*Viridian Therapeutics, Inc. 331,726 6,276,256
*Voyager Therapeutics, Inc. 84,113 254,862
* WaVe Life Sciences, Ltd. 386,104 2,127,433
#*Waystar Holding Corp. 394,847 8,335,220
* Xencor , Inc. 28,024 566,365
* Xeris Biopharma Holdings, Inc. 353,351 2,855,076
#*Z Squared, Inc. 2,900 13,949
#*Zenas Biopharma, Inc. 4,511 141,826
#*Zentalis Pharmaceuticals, Inc. 154,468 732,178
* Zevra Therapeutics, Inc. 194,536 1,850,037
* Zymeworks , Inc. 189,632 4,160,526
TOTAL HEALTH CARE 1,907,040,147
INDUSTRIALS — (18.4%)
*3D Systems Corp. 529,988 1,399,168
#A.O. Smith Corp. 290,985 17,496,928
#AAON, Inc. 220,780 19,662,667
*AAR Corp. 130,419 18,263,877
ABM Industries, Inc. 212,406 10,176,371
ACCO Brands Corp. 213,163 899,548
Acuity, Inc. 88,505 29,064,157
Advanced Drainage Systems,
Inc. 189,046 26,179,090
Aebi Schmidt Holding AG 93,691 1,207,677
AECOM 239,724 17,353,620
* AerSale Corp. 103,171 639,660
#AGCO Corp. 200,688 20,502,286
#*AirJoule Technologies Corp.,
Class A 57,018 241,186

37
Dimensional U.S. Small Cap ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Alamo Group, Inc. 41,071 $ 6,533,575
#*Alaska Air Group, Inc. 361,744 17,164,753
Albany International Corp., Class
A 95,467 7,113,246
Alight, Inc., Class A 9,394 159,510
*Allegiant Travel Co. 90,792 8,904,879
#Allegion PLC 68,302 10,750,735
Allient , Inc. 56,090 4,905,631
Allison Transmission Holdings,
Inc. 242,577 27,784,770
*Alta Equipment Group, Inc. 73,010 480,406
*Amentum Holdings, Inc. 341,798 7,587,916
*Ameresco, Inc., Class A 101,455 2,137,657
#*American Airlines Group, Inc. 1,694,337 25,872,526
*American Superconductor Corp. 94,692 2,781,104
*API Group Corp. 275,136 10,917,396
Apogee Enterprises, Inc. 70,817 2,804,353
Applied Industrial Technologies,
Inc. 107,226 37,015,487
ArcBest Corp. 75,772 10,937,688
#*Archer Aviation, Inc., Class A 1,746,670 8,104,549
Arcosa , Inc. 161,136 23,396,947
Argan, Inc. 39,476 22,518,295
Armstrong World Industries, Inc. 132,594 23,158,868
Astec Industries, Inc. 75,048 3,801,932
#*Astronics Corp. 100,967 7,016,197
#*Astronics Corp., Class B 28,867 1,992,400
* Asure Software, Inc. 90,072 723,278
Atkore, Inc. 107,657 7,854,655
Atmus Filtration Technologies,
Inc. 256,603 13,248,413
#*Avis Budget Group, Inc. 6,865 943,526
AZZ, Inc. 99,913 14,459,409
*Babcock & Wilcox Enterprises,
Inc. 105,208 980,539
Barrett Business Services, Inc. 82,297 3,212,875
BGSF, Inc. 12,374 68,676
#*Blue Bird Corp. 109,978 8,181,263
*BlueLinx Holdings, Inc. 25,708 1,393,888
Boise Cascade Co. 126,877 9,690,865
Booz Allen Hamilton Holding
Corp., Class A 284,039 19,803,199
*Bowman Consulting Group, Ltd. 57,656 1,548,064
Brady Corp., Class A 135,102 12,736,066
*BrightView Holdings, Inc. 310,278 4,046,025
Brink's Co. (The) 125,226 14,833,020
* Broadwind , Inc. 5,924 23,696
#*Builders FirstSource , Inc. 250,046 16,613,056
BWX Technologies, Inc. 33,386 5,632,218
#*Byrna Technologies, Inc. 21,801 99,195
#*CACI International, Inc., Class
A 46,279 23,035,372
#Cadre Holdings, Inc. 141,062 4,348,941
#*Casella Waste Systems, Inc.,
Class A 203,989 18,299,853
*CBIZ, Inc. 75,688 4,168,895
*CECO Environmental Corp. 201,687 13,289,156
#*Centuri Holdings, Inc. 340,316 9,474,397
#*Cimpress PLC 79,837 7,879,912
Shares Value
INDUSTRIALS — (Continued)
*Civeo Corp. 36,268 $ 1,142,805
#*Clarivate PLC 1,330,079 2,633,556
*Clean Harbors, Inc. 10,950 3,426,036
CNH Industrial NV 603,820 6,189,155
Columbus McKinnon Corp. 47,474 910,077
*Commercial Vehicle Group, Inc. 70,273 318,337
CompX International, Inc. 3,053 86,430
#Concentrix Corp. 141,105 3,471,183
*Concrete Pumping Holdings,
Inc. 151,648 1,475,535
*Conduent, Inc. 403,729 633,855
*Construction Partners, Inc.,
Class A 149,556 15,456,613
Copa Holdings SA, Class A 100,978 14,260,113
#*Core & Main, Inc., Class A 364,806 16,040,520
* Costamare Bulkers Holdings,
Ltd. 79,875 1,562,355
Costamare , Inc. 383,051 5,967,935
Covenant Logistics Group, Inc.,
Class A 66,972 2,378,845
*CPI Aerostructures, Inc. 21,667 108,552
CRA International, Inc. 21,911 3,922,726
Crane Co. 149,925 32,002,990
#CSW Industrials, Inc. 51,572 16,447,858
*Custom Truck One Source, Inc. 582,694 5,914,344
Deluxe Corp. 181,180 4,687,127
*Distribution Solutions Group,
Inc. 91,412 3,160,113
*DLH Holdings Corp. 15,103 73,703
*DNOW, Inc. 607,107 8,572,351
Donaldson Co., Inc. 267,430 25,202,603
Douglas Dynamics, Inc. 77,138 3,404,100
#*Ducommun, Inc. 53,137 9,512,586
*DXP Enterprises, Inc. 51,980 8,161,900
* Dycom Industries, Inc. 40,784 16,357,239
Eastern Co. (The) 18,843 446,956
*Energy Recovery, Inc. 19,423 168,009
Enerpac Tool Group Corp., Class
A 171,819 6,140,811
EnerSys 118,209 21,992,784
Ennis, Inc. 84,890 1,850,602
Enpro , Inc. 69,578 21,841,926
#*Enviri Corp. 89,822 1,992,252
#Esab Corp. 198,052 17,137,440
ESCO Technologies, Inc. 81,134 25,580,739
Espey Mfg. & Electronics Corp. 9,673 572,351
#*Everus Construction Group,
Inc. 159,554 20,012,858
EVI Industries, Inc. 10,411 146,483
* ExlService Holdings, Inc. 488,872 16,587,427
Exponent, Inc. 137,627 9,200,365
#Federal Signal Corp. 191,252 23,896,937
#*First Advantage Corp. 502,565 9,970,890
Flowserve Corp. 365,811 27,797,978
*Fluence Energy, Inc., Class A 213,130 2,968,901
*Fluor Corp. 477,874 23,974,939
*Forrester Research, Inc. 32,607 374,980
Fortune Brands Innovations, Inc. 306,689 15,107,500
#*Forward Air Corp. 62,017 871,339

38
Dimensional U.S. Small Cap ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Franklin Covey Co. 32,580 $ 698,841
Franklin Electric Co., Inc. 139,863 14,646,453
#*FreightCar America, Inc. 51,599 411,244
#*Frontier Group Holdings, Inc. 375,476 2,534,463
#FTAI Infrastructure, Inc. 30,624 114,228
*FTI Consulting, Inc. 98,678 15,727,300
#*FuelCell Energy, Inc. 141,167 3,050,619
*Gates Industrial Corp., Ltd. 839,873 23,499,647
#GATX Corp. 118,962 21,278,733
Genco Shipping & Trading, Ltd. 143,880 3,674,695
* Gencor Industries, Inc. 40,659 578,984
*Generac Holdings, Inc. 120,379 23,727,905
Genpact, Ltd. 566,689 19,930,452
*Gibraltar Industries, Inc. 62,099 2,624,304
Global Industrial Co. 123,343 4,408,279
Gorman-Rupp Co. (The) 88,271 7,166,722
Graco, Inc. 108,890 8,643,688
*Graham Corp. 37,682 3,613,704
#Granite Construction, Inc. 146,029 17,665,128
Greenbrier Cos., Inc. (The) 103,617 5,103,137
Griffon Corp. 143,603 12,374,270
#*GXO Logistics, Inc. 378,921 19,006,677
*Hayward Holdings, Inc. 765,800 11,586,554
*Healthcare Services Group, Inc. 231,090 5,384,397
Heartland Express, Inc. 257,521 3,149,482
Helios Technologies, Inc. 111,598 8,694,600
#Herc Holdings, Inc. 110,984 16,663,138
Hexcel Corp. 250,208 25,758,914
*Hillman Solutions Corp. 640,044 5,037,146
HireQuest , Inc. 1,156 14,936
HNI Corp. 195,709 8,808,862
Hub Group, Inc., Class A 224,917 10,465,388
*Hudson Technologies, Inc. 96,970 585,699
Huntington Ingalls Industries, Inc. 93,641 30,569,104
* Hurco Cos., Inc. 21,939 457,209
*Huron Consulting Group, Inc. 61,918 9,397,295
#*Hyliion Holdings Corp. 162,874 579,831
Hyster-Yale, Inc. 45,177 1,510,267
*IBEX Holdings, Ltd. 44,657 1,578,178
ICF International, Inc. 55,896 4,523,104
IDEX Corp. 2,716 625,902
#*IES Holdings, Inc. 54,330 40,450,858
*Innodata, Inc. 110,108 6,918,086
*Innovative Solutions and
Support, Inc. 59,149 1,081,835
Insperity, Inc. 30,591 1,548,210
Insteel Industries, Inc. 64,626 1,980,787
Interface, Inc., Class A 203,014 6,955,260
*Janus International Group, Inc. 47,275 242,521
JBT Marel Corp. 38,626 5,348,542
#*JetBlue Airways Corp. 1,184,989 7,145,484
#Kadant, Inc. 39,157 12,040,777
Karat Packaging, Inc. 64,893 2,611,294
#*Karman Holdings, Inc. 157,718 7,594,122
KBR, Inc. 422,235 15,458,023
Kelly Services, Inc., Class A 68,822 1,021,318
Kennametal, Inc. 266,373 9,048,691
Kforce , Inc. 58,378 3,314,119
Shares Value
INDUSTRIALS — (Continued)
*Kirby Corp. 166,992 $ 21,899,331
Knight-Swift Transportation
Holdings, Inc., Class A 449,486 31,252,762
Korn Ferry 180,233 14,827,769
*Kratos Defense & Security
Solutions, Inc. 346,894 16,165,260
*L.B. Foster Co., Class A 35,022 1,440,455
Landstar System, Inc. 106,110 18,544,845
*Legalzoom.com, Inc. 409,339 3,221,498
Leidos Holdings, Inc. 9,702 1,121,551
Leonardo DRS, Inc. 420,239 19,352,006
#*Limbach Holdings, Inc. 38,357 2,750,197
Lincoln Electric Holdings, Inc. 1,984 518,439
Lindsay Corp. 34,519 3,825,396
*Liquidity Services, Inc. 104,400 4,069,512
#*Loar Holdings, Inc. 239,964 16,425,536
Louisiana-Pacific Corp. 228,324 16,537,507
LSI Industries, Inc. 87,462 2,045,736
Luxfer Holdings PLC 91,392 1,556,406
#*Lyft, Inc., Class A 1,228,295 19,480,759
*Manitowoc Co., Inc. (The) 117,528 1,627,763
ManpowerGroup, Inc. 64,041 3,357,029
Marten Transport, Ltd. 268,602 3,972,624
#*Masterbrand, Inc. 385,880 3,183,510
*Matrix Service Co. 92,488 1,072,861
Matson, Inc. 107,193 21,716,230
Maximus, Inc. 193,249 11,643,252
*Mayville Engineering Co., Inc. 68,923 1,769,253
McGrath RentCorp 83,468 9,611,340
*Mercury Systems, Inc. 191,774 18,621,255
* Middleby Corp. (The) 150,756 20,137,986
* Midera Food Processing, Inc. 148,270 7,109,546
Miller Industries, Inc. 37,368 1,879,610
MillerKnoll , Inc. 197,306 4,443,331
* Mistras Group, Inc. 104,734 1,593,004
*Modine Manufacturing Co. 94,404 18,980,868
Moog, Inc., Class A 82,757 32,262,816
#MSA Safety, Inc. 123,517 23,501,580
MSC Industrial Direct Co., Inc.,
Class A 184,139 22,722,753
Mueller Industries, Inc. 436,386 28,980,394
Mueller Water Products, Inc.,
Class A 503,308 12,703,494
*MYR Group, Inc. 48,589 16,190,827
National Presto Industries, Inc. 23,588 2,864,055
*Net Power, Inc. 43,066 61,584
* Nextpower , Inc., Class A 39,628 3,561,368
NLI Holdings, Inc. 5,709 32,770
*NN, Inc. 21,454 71,013
*NPK International, Inc. 278,918 3,483,686
*NWPX Infrastructure, Inc. 31,854 3,920,590
Omega Flex, Inc. 29,870 879,970
* Onterris , Inc. 86,336 1,812,193
*OPENLANE, Inc. 528,534 21,014,512
* Optex Systems Holdings, Inc. 5,637 63,642
*Orion Group Holdings, Inc. 133,550 1,306,119
Oshkosh Corp. 180,901 25,762,111
Owens Corning 141,452 19,647,683

39
Dimensional U.S. Small Cap ETF
continued
Shares Value
INDUSTRIALS — (Continued)
#*PAMT Corp. 45,426 $ 732,040
Pangaea Logistics Solutions, Ltd. 215,690 1,641,401
#Park Aerospace Corp. 67,096 2,274,554
Park-Ohio Holdings Corp. 47,142 1,882,380
*Parsons Corp. 354,547 15,674,523
Paycom Software, Inc. 106,378 17,441,737
*Paylocity Holding Corp. 144,533 19,930,378
Pentair PLC 130,611 8,547,184
#*Perma-Fix Environmental
Services, Inc. 57,280 950,848
#*Perma-Pipe International
Holdings, Inc. 25,446 614,521
*Pioneer Power Solutions, Inc. 13,404 39,006
Pitney Bowes, Inc. 534,857 9,376,043
#*Planet Labs PBC 775,067 15,873,372
#*Plug Power, Inc. 4,411,850 9,088,411
#Powell Industries, Inc. 114,245 23,840,647
*Power Solutions International,
Inc. 49,703 1,372,300
#Preformed Line Products Co. 16,118 5,753,804
Primoris Services Corp. 171,090 14,441,707
*Proto Labs, Inc. 78,742 5,909,587
Quad/Graphics, Inc. 126,789 1,317,338
Quanex Building Products Corp. 136,580 2,436,587
#*QXO, Inc. 585,913 7,792,642
*Radiant Logistics, Inc. 153,607 1,265,722
*RCM Technologies, Inc. 23,466 663,853
Regal Rexnord Corp. 108,795 22,327,998
* Resideo Technologies, Inc. 492,703 16,899,713
Resources Connection, Inc. 29,621 129,444
#Robert Half, Inc. 124,007 4,687,465
Rush Enterprises, Inc., Class A 199,016 15,879,487
Rush Enterprises, Inc., Class B 46,603 3,622,451
#*RXO, Inc. 554,183 11,222,206
Ryder System, Inc. 65,257 16,733,200
*Saia, Inc. 56,403 19,607,375
Schneider National, Inc., Class B 291,967 10,434,901
Science Applications
International Corp. 151,059 17,693,541
Sensata Technologies Holding
PLC 483,574 22,384,640
*Shoals Technologies Group,
Inc., Class A 401,657 3,510,482
*SIFCO Industries, Inc. 7,442 191,855
Simpson Manufacturing Co., Inc. 120,442 22,611,781
* SiteOne Landscape Supply, Inc. 138,523 13,082,112
*SkyWest, Inc. 141,854 15,174,122
*Spire Global, Inc., Class A 3,044 34,884
*SPX Technologies, Inc. 138,002 30,307,999
#*StandardAero, Inc. 303,298 8,889,664
Standex International Corp. 41,108 12,188,522
Stanley Black & Decker, Inc. 223,896 21,176,084
#*Sunrun, Inc. 723,200 7,094,592
#TaskUS, Inc., Class A 81,502 494,717
*Taylor Devices, Inc. 10,160 521,513
*Team, Inc. 2,108 36,679
#Tecnoglass Holdings, Inc. 145,121 6,304,056
* Tecogen , Inc. 5,837 19,379
Tennant Co. 58,827 4,943,233
Shares Value
INDUSTRIALS — (Continued)
Terex Corp. 368,652 $ 23,166,092
Tetra Tech, Inc. 772,190 25,605,820
#*TIC Solutions, Inc. 679,301 4,965,690
Timken Co. (The) 212,674 29,253,309
*Titan International, Inc. 115,718 835,484
*Titan Machinery, Inc. 77,604 1,318,492
Toro Co. (The) 235,014 21,590,736
* Transcat , Inc. 30,433 2,598,065
TransUnion 35,273 2,773,163
* Trex Co., Inc. 327,258 14,189,907
TriNet Group, Inc. 112,459 7,403,176
Trinity Industries, Inc. 323,277 10,099,173
*TrueBlue, Inc. 72,734 514,957
#*TTEC Holdings, Inc. 20,502 51,050
Tutor Perini Corp. 167,079 13,992,866
Twin Disc, Inc. 34,910 796,297
UFP Industries, Inc. 178,893 15,517,179
*U-Haul Holding Co. 45,904 3,255,053
U-Haul Holding Co. 224,642 14,058,096
* Ultralife Corp. 58,169 301,897
UniFirst Corp. 47,675 13,967,821
#Universal Logistics Holdings,
Inc. 57,625 771,022
*Upwork, Inc. 180,866 1,656,733
*V2X, Inc. 104,688 9,447,045
Valmont Industries, Inc. 54,355 26,182,803
* Vestis Corp. 393,595 5,691,384
* Vicor Corp. 93,116 19,309,465
#Virco Mfg. Corp. 35,823 216,729
#*Virgin Galactic Holdings, Inc. 27,313 69,648
* VirTra , Inc. 29,434 90,951
VSE Corp. 86,200 16,756,418
Wabash National Corp. 6,710 84,278
Watts Water Technologies, Inc.,
Class A 73,095 25,275,520
Werner Enterprises, Inc. 205,746 7,699,015
WESCO International, Inc. 112,909 38,783,112
* Willdan Group, Inc. 50,705 3,474,814
Willis Lease Finance Corp. 81,066 5,782,438
#WillScot Holdings Corp. 592,527 14,386,556
Worthington Enterprises, Inc. 158,832 8,927,947
#*Xometry, Inc., Class A 5,279 452,516
* Xos , Inc. 480 1,006
Zurn Elkay Water Solutions Corp. 414,789 20,950,992
TOTAL INDUSTRIALS 3,030,187,904
INFORMATION TECHNOLOGY — (10.9%)
*8x8, Inc. 250,975 476,852
#*908 Devices, Inc. 15,399 123,346
A10 Networks, Inc. 240,304 7,105,789
*ACI Worldwide, Inc. 319,217 18,300,711
*ACM Research, Inc., Class A 204,455 16,043,584
Adeia , Inc. 370,657 9,878,009
*ADTRAN Holdings, Inc. 261,847 2,228,318
Advanced Energy Industries, Inc. 108,337 31,365,728
* Aehr Test Systems 26,499 2,119,390
*Agilysys, Inc. 90,478 9,514,666
* Airgain , Inc. 32,996 191,047
#*Akamai Technologies, Inc. 300 34,554

40
Dimensional U.S. Small Cap ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Alarm.com Holdings, Inc. 155,322 $ 8,503,879
#*Alithya Group, Inc., Class A 13,517 10,662
* Alkami Technology, Inc. 76,595 1,391,731
#*Allegro MicroSystems , Inc. 482,007 20,003,290
*Alpha & Omega Semiconductor,
Ltd. 110,161 3,496,510
*Ambarella, Inc. 139,536 12,000,096
Amdocs, Ltd. 357,099 19,897,556
Amkor Technology, Inc. 556,115 27,733,455
* AmpliTech Group, Inc. 57,399 266,905
*Amplitude, Inc., Class A 268,119 2,380,897
*Amtech Systems, Inc. 46,598 714,813
* Appfolio , Inc., Class A 69,914 12,597,804
*Applied Optoelectronics, Inc. 29,850 2,815,452
#*Arlo Technologies, Inc. 159,180 2,343,130
*Arrow Electronics, Inc. 156,434 33,878,911
* AstroNova , Inc. 25,641 742,307
* AudioEye , Inc. 2,444 14,151
#*Aurora Innovation, Inc., Class
A 1,216,087 7,843,761
*AvePoint, Inc. 686,947 8,950,919
* Aviat Networks, Inc. 29,219 598,405
Avnet, Inc. 274,176 24,357,796
*Aware, Inc. 27,808 33,370
* Axcelis Technologies, Inc. 100,461 13,098,105
*AXT, Inc. 82,711 4,998,226
* Backblaze , Inc., Class A 198,202 2,719,331
#Badger Meter, Inc. 93,990 12,627,556
#Bel Fuse, Inc., Class A 2,678 597,542
Bel Fuse, Inc., Class B 39,147 10,646,810
Belden, Inc. 132,521 16,439,230
Benchmark Electronics, Inc. 117,749 9,392,838
#Bentley Systems, Inc., Class B 281,401 9,972,851
#*BILL Holdings, Inc. 233,454 10,535,779
*BK Technologies Corp. 12,369 989,520
#*Blackbaud, Inc. 30,237 1,294,144
#*BlackLine, Inc. 1,497 47,006
*Box, Inc., Class A 489,785 15,452,717
*Braze, Inc., Class A 324,245 8,080,185
*Calix, Inc. 206,763 7,422,792
#*CCC Intelligent Solutions
Holdings, Inc. 318,598 1,940,262
* Cerence , Inc. 101,147 861,772
*CEVA, Inc. 91,293 2,980,716
#*Cipher Digital, Inc. 976,396 21,793,159
*Cirrus Logic, Inc. 157,030 20,311,830
#*Cleanspark, Inc. 896,018 12,329,208
Clear Secure, Inc., Class A 282,346 15,596,793
#*Clearfield, Inc. 45,417 1,374,318
Climb Global Solutions, Inc. 61,662 1,653,158
*Coda Octopus Group, Inc. 27,907 282,977
#Cognex Corp. 438,134 28,583,862
#*Cohu, Inc. 156,098 7,491,143
*Commvault Systems, Inc. 92,804 10,932,311
*Comtech Telecommunications
Corp. 68,201 114,578
*Consensus Cloud Solutions, Inc. 52,564 1,913,330
*Corsair Gaming, Inc. 331,213 3,514,170
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*CPI Card Group, Inc. 18,889 $ 397,991
#*CPS Technologies Corp. 50,674 198,642
#Crane NXT Co. 187,473 9,739,222
* Crexendo , Inc. 103,906 714,873
*CS Disco, Inc. 127,707 498,057
CSP, Inc. 29,165 230,695
CTS Corp. 95,014 6,092,298
*CVD Equipment Corp. 6,411 46,223
#*Daily Journal Corp. 4,584 2,691,266
*Daktronics, Inc. 160,034 3,163,872
#*Diebold Nixdorf, Inc. 116,985 8,608,926
*Digi International, Inc. 123,264 8,593,966
*Digi Power X, Inc. 31,660 116,509
*Digital Turbine, Inc. 397,274 3,202,028
* DigitalOcean Holdings, Inc. 250,840 29,473,700
*Diodes, Inc. 155,449 12,796,562
* Docusign , Inc., Class A 246,019 13,489,222
#Dolby Laboratories, Inc., Class
A 195,025 11,469,420
#*Dropbox, Inc., Class A 569,726 18,550,279
#*DXC Technology Co. 524,336 5,893,537
*Dynatrace, Inc. 332,156 14,721,154
*Eastman Kodak Co. 321,899 2,703,952
* eGain Corp. 83,668 570,616
*Elastic NV 109,137 7,180,123
*Enphase Energy, Inc. 413,178 15,510,702
#*EPAM Systems, Inc. 15,113 1,595,328
ePlus , Inc. 86,123 7,958,626
* Everforth , Inc. 88,757 2,524,249
* Everspin Technologies, Inc. 75,715 1,100,139
*Fastly, Inc., Class A 516,622 11,706,655
#*Five9, Inc. 199,014 5,474,875
* FormFactor , Inc. 221,569 23,530,628
#*Frequency Electronics, Inc. 32,393 1,877,822
* Freshworks , Inc., Class A 617,200 7,008,306
Gen Digital, Inc. 87,528 2,402,644
*Gitlab, Inc., Class A 34,559 1,192,631
*GSI Technology, Inc. 16,413 92,077
#*Guidewire Software, Inc. 50,559 7,681,934
Hackett Group, Inc. (The) 66,122 708,828
*Harmonic, Inc. 366,112 4,228,594
*Hut 8 Corp., Class U 6,066 652,884
#*I3 Verticals, Inc., Class A 72,770 1,532,536
*Ichor Holdings, Ltd. 113,106 8,513,489
Immersion Corp. 6,496 49,110
#*indie Semiconductor, Inc.,
Class A 545,786 1,762,889
Information Services Group, Inc. 144,482 601,045
#*Inseego Corp. 52,217 367,086
*Insight Enterprises, Inc. 80,845 10,423,346
* Intapp , Inc. 10,700 349,783
* Intellicheck , Inc. 6,008 21,689
#InterDigital, Inc. 84,735 25,829,346
* inTEST Corp. 41,971 518,342
#*IPG Photonics Corp. 142,095 12,086,601
#*Itron, Inc. 153,375 15,285,352
#*JFrog, Ltd. 179,759 14,342,971
#*Keel Infrastructure Corp. 97,130 385,606

41
Dimensional U.S. Small Cap ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Key Tronic Corp. 24,700 $ 97,318
*Kimball Electronics, Inc. 80,305 1,985,943
#*Klaviyo, Inc., Class A 262,457 4,682,233
*Knowles Corp. 283,617 10,377,546
Kulicke & Soffa Industries, Inc. 157,481 14,047,305
*KVH Industries, Inc. 65,657 607,984
*Kyndryl Holdings, Inc. 572,856 7,762,199
* Lantronix , Inc. 132,052 710,440
#*Life360, Inc. 85,296 4,610,249
Littelfuse , Inc. 73,482 32,488,597
* LiveRamp Holdings, Inc. 113,557 4,300,404
* Magnachip Semiconductor
Corp. 51,612 168,255
*Manhattan Associates, Inc. 111,853 21,404,190
#*MARA Holdings, Inc. 1,216,875 13,775,025
* MaxLinear , Inc., Class A 137,281 9,173,116
Methode Electronics, Inc. 117,997 1,650,778
* Mirion Technologies, Inc., Class
A 800,422 11,990,322
* Mitek Systems, Inc. 148,582 2,481,319
MKS, Inc. 5,390 1,603,255
#*M-Tron Industries, Inc. 9,276 764,157
#Napco Security Technologies,
Inc. 117,546 4,358,606
#*nCino, Inc. 248,535 4,587,956
*NCR Voyix Corp. 88,416 731,200
*NETGEAR, Inc. 92,651 2,238,448
*NetScout Systems, Inc. 244,005 9,923,683
* nLight , Inc. 119,028 8,189,126
*Novanta, Inc. 120,490 17,175,850
*Nutanix, Inc., Class A 80,560 4,753,846
NVE Corp. 15,984 1,858,460
*One Stop Systems, Inc. 45,816 560,330
OneSpan , Inc. 123,473 1,911,362
*Onto Innovation, Inc. 120,934 31,271,114
* Ooma , Inc. 92,277 2,007,025
#*Optical Cable Corp. 22,852 339,581
#*OSI Systems, Inc. 55,281 12,238,661
#*Ouster, Inc. 108,940 4,249,749
*PagerDuty, Inc. 180,739 1,912,219
#*PAR Technology Corp. 11,420 193,569
PC Connection, Inc. 82,415 6,899,784
*PDF Solutions, Inc. 133,448 6,150,618
#Pegasystems, Inc. 493,115 15,064,663
#*Penguin Solutions, Inc. 172,303 9,068,307
* Photronics , Inc. 211,840 6,416,634
* Pixelworks , Inc. 1,864 11,203
*Plexus Corp. 87,663 22,033,218
#Power Integrations, Inc. 178,988 10,866,361
* Powerfleet , Inc. 294,477 1,154,350
#*Procore Technologies, Inc. 360,427 19,740,587
*Progress Software Corp. 116,939 4,746,554
*Q2 Holdings, Inc. 175,786 10,700,094
*Qorvo, Inc. 251,719 22,798,190
*Qualys, Inc. 109,719 15,881,825
* QuickLogic Corp. 400 5,244
#*Rackspace Technology, Inc. 32,489 134,180
Ralliant Corp. 292,635 19,129,550
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Rambus, Inc. 295,741 $ 26,921,303
*Red Violet, Inc. 45,493 3,156,304
*RF Industries, Ltd. 35,979 443,261
*Ribbon Communications, Inc. 555,980 1,189,797
Richardson Electronics, Ltd. 41,650 761,778
*Rimini Street, Inc. 129,975 625,180
RingCentral, Inc., Class A 257,404 14,316,810
#*Riot Platforms, Inc. 1,250,722 25,227,063
*Rogers Corp. 59,659 7,366,097
#*SailPoint, Inc. 340,082 5,703,175
*Sanmina Corp. 166,197 30,839,515
*Sapiens International Corp. NV 93,611 4,072,079
*ScanSource, Inc. 90,722 5,136,680
* Semtech Corp. 45,850 5,402,047
* SentinelOne , Inc., Class A 1,017,048 19,384,935
* ServiceTitan , Inc., Class A 10,873 903,111
*Silicon Laboratories, Inc. 69,943 15,212,602
* Silvaco Group, Inc. 30,080 234,022
*SiTime Corp. 6,742 3,608,318
* SkyWater Technology, Inc. 48,521 1,591,181
#Skyworks Solutions, Inc. 399,170 24,860,308
#*SolarEdge Technologies, Inc. 61,990 2,553,988
* SoundThinking , Inc. 20,267 157,069
*Sprinklr, Inc., Class A 206,106 1,310,834
*SPS Commerce, Inc. 21,579 1,583,683
#*Synaptics, Inc. 129,858 13,936,361
#*Tao Synergies, Inc. 11,119 36,582
TD SYNNEX Corp. 33,762 8,632,943
*Telos Corp. 256,296 1,137,954
*Tenable Holdings, Inc. 363,003 11,848,418
#*Teradata Corp. 302,811 9,384,113
* TransAct Technologies, Inc. 25,336 131,240
*Trimble, Inc. 198,648 11,239,504
#*Trio-Tech International 4,970 49,601
*TSS, Inc. 25,838 256,313
*TTM Technologies, Inc. 299,176 34,536,877
* Tucows , Inc., Class A 6,878 106,196
#*Turtle Beach Corp. 66,747 817,651
*Tyler Technologies, Inc. 617 191,023
#*UiPath, Inc., Class A 1,537,591 19,619,661
#*Ultra Clean Holdings, Inc. 143,892 11,987,643
*Unisys Corp. 155,395 445,984
*Unity Software, Inc. 403,452 12,793,463
#Universal Display Corp. 28,322 2,270,292
* Veeco Instruments, Inc. 211,456 10,572,800
*Vertex, Inc., Class A 2,891 37,323
* Viant Technology, Inc., Class A 45,316 533,369
#*Viasat, Inc. 377,404 29,033,690
*Viavi Solutions, Inc. 626,139 23,135,836
#Vishay Intertechnology , Inc. 430,772 14,741,018
*Vishay Precision Group, Inc. 41,052 3,778,837
* Vistance Networks, Inc. 705,573 8,283,427
#Vontier Corp. 454,710 14,609,832
* WidePoint Corp. 14,405 146,499
#Xerox Holdings Corp. 25,547 75,364
* Xperi , Inc. 145,474 1,121,605
* Yext , Inc. 242,990 1,326,725
*Zebra Technologies Corp. 46,681 13,715,811

42
Dimensional U.S. Small Cap ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Zeta Global Holdings Corp.,
Class A 716,095 $ 15,467,652
TOTAL INFORMATION
TECHNOLOGY 1,794,950,788
MATERIALS — (4.6%)
AdvanSix , Inc. 77,217 1,548,973
Albemarle Corp. 107,653 12,664,299
Alcoa Corp. 542,002 24,531,011
*Alpha Metallurgical Resources,
Inc. 44,165 6,057,671
*Alto Ingredients, Inc. 254,567 1,211,739
#*American Battery Technology
Co. 442,765 925,379
*American Vanguard Corp. 28,605 68,366
* Ampco -Pittsburgh Corp. 16,406 131,904
AptarGroup, Inc. 169,363 22,687,867
Ardagh Metal Packaging SA 1,175,641 5,560,782
* Arq , Inc. 61,514 121,183
*Ascent Industries Co. 31,626 489,254
#Ashland, Inc. 144,747 10,510,080
*Aspen Aerogels, Inc. 68,325 316,345
Avery Dennison Corp. 112,701 19,128,741
Avient Corp. 325,517 11,822,777
*Axalta Coating Systems, Ltd. 699,918 25,064,064
Balchem Corp. 106,838 17,901,241
Cabot Corp. 178,978 15,753,644
Caledonia Mining Corp. PLC 45,477 836,322
Celanese Corp., Class A 254,058 11,361,474
*Century Aluminum Co. 318,559 14,261,886
CF Industries Holdings, Inc. 31,280 3,915,943
Chemours Co. (The) 474,594 7,883,006
*Clearwater Paper Corp. 50,464 1,061,258
*Cleveland-Cliffs, Inc. 1,871,991 21,565,336
Coeur Mining, Inc. 1,002,877 14,952,896
Commercial Metals Co. 354,930 24,390,790
*Compass Minerals International,
Inc. 113,262 3,323,107
*Core Molding Technologies, Inc. 30,157 710,499
Crown Holdings, Inc. 262,897 30,982,411
#*Dakota Gold Corp. 291,535 1,323,569
Eagle Materials, Inc. 99,091 20,307,710
Eastman Chemical Co. 311,206 21,768,860
* Ecovyst , Inc. 391,917 4,726,519
Element Solutions, Inc. 143,280 5,262,674
Ferroglobe PLC 145,791 463,615
#*Flotek Industries, Inc. 115,913 2,728,592
Fortitude Gold Corp. 33,389 159,599
Friedman Industries, Inc. 20,184 671,118
Graphic Packaging Holding Co. 13,269 142,376
Greif, Inc., Class A 112,470 9,734,278
Greif, Inc., Class B 18,810 2,040,509
Hawkins, Inc. 69,945 8,955,058
HB Fuller Co. 185,930 10,281,929
Hecla Mining Co. 2,106,680 29,746,322
#Huntsman Corp. 408,405 3,986,033
*Ingevity Corp. 113,353 8,287,238
Innospec, Inc. 80,335 6,907,203
*Intrepid Potash, Inc. 44,154 1,499,470
Shares Value
MATERIALS — (Continued)
*Ivanhoe Electric, Inc. 211,746 $ 1,937,476
Kaiser Aluminum Corp. 56,621 9,041,241
#*Knife River Corp. 181,296 13,265,428
Koppers Holdings, Inc. 63,817 3,128,309
Kronos Worldwide, Inc. 172,129 1,036,217
*LSB Industries, Inc. 177,520 1,931,418
* Magnera Corp. 106,713 1,413,947
Materion Corp. 68,945 14,536,364
Mativ Holdings, Inc. 170,741 1,490,569
#*McEwen, Inc. 201,465 3,483,330
#*Mercer International, Inc. 161,850 102,289
* Metallus , Inc. 137,280 2,762,074
Minerals Technologies, Inc. 106,002 8,081,592
Mosaic Co. (The) 1,061,497 23,480,314
#*MP Materials Corp. 436,409 18,054,240
Myers Industries, Inc. 125,106 4,273,621
NewMarket Corp. 30,385 25,832,112
Nexa Resources SA 268,006 3,443,877
Northern Technologies
International Corp. 29,340 235,307
*O-I Glass, Inc. 472,931 3,381,457
Olin Corp. 361,151 6,684,905
Orion SA 11,368 76,734
*Perimeter Solutions, Inc. 491,449 15,043,254
#Quaker Chemical Corp. 61,125 9,811,785
#*Ramaco Resources, Inc.,
Class A 196,598 1,802,804
#*Ramaco Resources, Inc.,
Class B 11,992 78,068
* Ranpak Holdings Corp., Class A 280,935 1,438,387
*Rayonier Advanced Materials,
Inc. 226,777 2,029,654
Royal Gold, Inc. 12,419 2,463,309
RPM International, Inc. 35,760 3,828,823
Ryerson Holding Corp. 173,592 4,824,122
#Scotts Miracle-Gro Co. (The) 193,549 12,712,298
Sensient Technologies Corp. 137,782 17,039,500
Silgan Holdings, Inc. 342,315 13,685,754
#*Smith-Midland Corp. 13,506 366,485
Solstice Advanced Materials, Inc. 91,481 5,504,412
#Sonoco Products Co. 321,876 18,140,931
Stepan Co. 59,540 3,818,896
SunCoke Energy, Inc. 282,217 2,393,200
Sylvamo Corp. 139,826 5,230,891
*Tredegar Corp. 86,788 658,721
TriMas Corp. 130,669 5,217,613
#Tronox Holdings PLC 147,442 861,061
United States Lime & Minerals,
Inc. 97,894 10,797,708
Warrior Met Coal, Inc. 168,732 13,399,008
#Westlake Corp. 109,831 7,743,085
Worthington Steel, Inc. 166,859 6,008,593
TOTAL MATERIALS 763,304,103
REAL ESTATE — (0.5%)
#AGNT, Inc. 190,468 771,395
*AMREP Corp. 9,518 221,198
*CKX Lands, Inc. 702 7,610
*Cushman & Wakefield, Ltd. 792,841 10,639,926

43
Dimensional U.S. Small Cap ETF
continued
Shares Value
REAL ESTATE — (Continued)
*Douglas Elliman, Inc. 212,471 $ 359,076
*Five Point Holdings LLC, Class
A 239,730 1,244,199
* Forestar Group, Inc. 195,899 5,514,557
*FRP Holdings, Inc. 61,793 1,379,220
#*Howard Hughes Holdings, Inc. 198,926 12,715,350
#*InterGroup Corp. (The) 688 19,567
*Jones Lang LaSalle, Inc. 16,199 5,751,131
Marcus & Millichap, Inc. 140,962 4,334,582
*Maui Land & Pineapple Co., Inc. 32,810 568,925
Newmark Group, Inc., Class A 532,249 7,981,074
* Offerpad Solutions, Inc. 3,240 12,539
#*Opendoor Technologies, Inc. 2,747,040 10,356,341
*RE/MAX Holdings, Inc., Class A 67,385 610,508
#RMR Group, Inc. (The), Class A 48,028 914,453
#*Seaport Entertainment Group,
Inc. 23,164 607,592
St. Joe Co. (The) 185,551 11,548,694
#*Star Holdings 5,416 50,748
#Stratus Properties, Inc. 13,370 262,052
*Tejon Ranch Co. 89,298 1,511,815
#*Zillow Group, Inc., Class A 71,934 2,495,390
*Zillow Group, Inc., Class C 239,053 8,142,145
TOTAL REAL ESTATE 88,020,087
UTILITIES — (2.6%)
AES Corp. (The) 1,589,092 23,327,870
American States Water Co. 128,509 11,005,511
Artesian Resources Corp., Class
A 31,552 1,083,811
Avista Corp. 271,985 11,001,793
Black Hills Corp. 244,422 17,405,291
California Water Service Group 193,433 9,692,928
Chesapeake Utilities Corp. 77,769 10,326,168
Clearway Energy, Inc., Class C 311,669 9,889,257
Consolidated Water Co., Ltd.,
Class OR 53,779 1,570,347
Essential Utilities, Inc. 545,346 21,732,038
Genie Energy, Ltd., Class B 74,446 1,035,544
Global Water Resources, Inc. 21,221 151,942
#H2O America 141,568 8,682,365
* Hallador Energy Co. 169,289 2,407,290
#*Hawaiian Electric Industries,
Inc. 485,754 6,275,942
#IDACORP, Inc. 161,728 23,112,548
#MDU Resources Group, Inc. 677,946 13,525,023
#MGE Energy, Inc. 120,594 9,590,841
Middlesex Water Co. 59,970 3,436,281
National Fuel Gas Co. 258,883 21,308,660
New Jersey Resources Corp. 339,256 19,639,530
Northwest Natural Holding Co. 135,786 6,642,651
Northwestern Energy Group, Inc. 184,295 12,668,438
OGE Energy Corp. 533,108 25,242,664
ONE Gas, Inc. 196,119 15,228,640
#Ormat Technologies, Inc. 198,182 19,338,599
Otter Tail Corp. 139,112 12,300,283
#Pinnacle West Capital Corp. 242,023 24,441,903
#Portland General Electric Co. 372,564 18,378,582
*Pure Cycle Corp. 79,694 837,584
Shares Value
UTILITIES — (Continued)
#RGC Resources, Inc. 23,825 $ 509,855
Southwest Gas Holdings, Inc. 236,254 21,121,108
Spire, Inc. 183,521 14,655,987
UGI Corp. 581,483 21,003,166
Unitil Corp. 59,230 3,194,866
York Water Co. (The) 55,137 1,707,593
TOTAL UTILITIES 423,472,899
TOTAL COMMON STOCKS 15,293,511,004
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*Bed Bath & Beyond, Inc.
10/07/26 9,897 4,355
CONSUMER STAPLES — (0.0%)
* TreeHouse Foods, Inc. CVR
02/11/33 138,515 267,334
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 24,854 13,173
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 256,137 87,087
* Adverum Biotechnolo CVR
12/10/29 11,345 9,076
#*<Albireo Pharma, Inc. CVR
03/02/27 32,677 208,479
*Apellis Pharmaceuticals I CVR
05/15/30 99,674 2,990
*<Chinook Therapeutics, Inc.
CVR 12/31/29 13,304 5,055
* Kezar Life Sciences, Inc. CVR
05/12/36 12,220 4,094
*< Mirati Therapeutics CVR
01/04/27 92,961 277,024
*<Novo Nordisk CVR 06/30/31 85,317 55,456
*< Opiant Pharma, Inc. CVR
01/04/27 8,607 –
*< Poseida Therapeutics, Inc.
CVR 01/02/29 32,914 47,067
*<Supernus Pharmaceuticals,
Inc. CVR 12/31/30 106,241 329
*<Verve Therapeutics, Inc. CVR
07/25/35 159,459 296,594
*< Xoma Corp. CVR 04/23/27 25,604 2,005
* Xoma Royalty Corp. CVR
07/15/36 38,805 45,402
TOTAL HEALTH CARE 1,040,658
INFORMATION TECHNOLOGY — (0.0%)
*Xerox Holdings Corp. 02/14/28 149,252 46,074
MATERIALS — (0.0%)
*<Resolute Forest CVR 01/04/27 164,883 43,908
TOTAL RIGHTS/WARRANTS 1,415,502
TOTAL INVESTMENT SECURITIES — (92.9%)
(Cost $10,923,975,099) 15,294,926,506

44
Dimensional U.S. Small Cap ETF
continued
Shares Value
SECURITIES LENDING COLLATERAL — (7.1%)
@§The DFA Short Term
Investment Fund 101,319,612 $ 1,171,963,956
TOTAL INVESTMENTS — ( 100.0% )
(Cost $12,095,939,055) $ 16,466,890,462
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 388,875,602 $ — $ — $ 388,875,602
Consumer Discretionary .......... 1,991,017,268 — — 1,991,017,268
Consumer Staples .............. 650,721,125 — — 650,721,125
Energy ....................... 994,735,183 — — 994,735,183
Financials ..................... 3,261,185,842 — 56 3,261,185,898
Health Care ................... 1,906,939,555 — 100,592 1,907,040,147
Industrials ..................... 3,030,187,904 — — 3,030,187,904
Information Technology .......... 1,789,287,529 5,663,259 — 1,794,950,788
Materials ..................... 763,304,103 — — 763,304,103
Real Estate .................... 88,020,087 — — 88,020,087
Utilities ....................... 423,472,899 — — 423,472,899
Rights/Warrants
Consumer Discretionary .......... 4,355 — — 4,355
Consumer Staples .............. — 267,334 — 267,334
Financials ..................... — 13,173 — 13,173
Health Care ................... — 148,649 892,009 1,040,658
Information Technology .......... 46,074 — — 46,074
Materials ..................... — — 43,908 43,908
Securities Lending Collateral ........ — 1,171,963,956 — 1,171,963,956
Total Investments .................
$15,287,797,526 $1,178,056,371 $1,036,565> $16,466,890,462
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

45
Dimensional U.S. Targeted Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (96.0%)
COMMUNICATION SERVICES — (2.0%)
*Angi, Inc., Class A 106,934 $ 606,316
Array Digital Infrastructure, Inc. 251,719 8,769,890
ATN International, Inc. 76,407 1,819,251
#*Boston Omaha Corp., Class A 92,375 1,309,877
*Bumble, Inc., Class A 15,381 43,836
#*Cars.com, Inc. 330,908 3,921,260
*DHI Group, Inc. 18,509 77,923
*DoubleVerify Holdings, Inc. 209,710 2,359,237
*E.W. Scripps Co. (The), Class A 154,751 434,850
*EverQuote, Inc., Class A 86,344 2,177,596
*Gaia, Inc., Class A 58,439 108,112
Gray Media, Inc. 335,436 1,355,161
Gray Media, Inc., Class A 2,809 19,438
*Harte Hanks, Inc. 4,124 9,032
John Wiley & Sons, Inc., Class A 250,824 13,093,013
*Liberty Capital Corp. 233,807 5,417,308
#*Liberty Capital Corp., Class A 26,755 632,488
*Liberty Global, Ltd., Class A 934,533 9,915,395
*Liberty Global, Ltd., Class C 868,647 8,999,183
*Liberty Latin America, Ltd.,
Class A 239,074 1,948,453
*Liberty Latin America, Ltd.,
Class C 1,129,341 9,113,782
*Liberty Live Holdings, Inc.,
Class C 32 3,155
*Lionsgate Studios Corp. 268,394 3,564,272
*Magnite, Inc. 226,554 4,372,492
Marcus Corp. (The) 177,661 5,169,935
News Corp., Class A 777,718 21,433,908
#News Corp., Class B 332,323 10,391,740
#Nexstar Media Group, Inc.,
Class A 198,536 37,827,064
#Paramount Skydance Corp.,
Class B 42,205 335,952
*PubMatic, Inc., Class A 168,831 2,127,271
*QuinStreet, Inc. 110,907 1,719,058
*Reading International, Inc.,
Class B 3,242 26,909
#*Reservoir Media, Inc. 124,837 1,278,331
Saga Communications, Inc.,
Class A 31,016 277,593
#Scholastic Corp. 193,147 7,851,425
Shenandoah
Telecommunications Co. 225,343 2,701,863
Shutterstock, Inc. 41,969 226,633
#Sinclair, Inc. 221,773 3,047,161
#Sirius XM Holdings, Inc. 1,374,461 40,711,535
Spok Holdings, Inc. 81,753 891,108
#*Stagwell, Inc., Class A 456,756 3,859,588
*Starz Entertainment Corp. 18,010 468,620
Telephone and Data Systems,
Inc. 693,582 23,290,484
#Townsquare Media, Inc., Class
A 4,064 24,059
Shares Value
COMMUNICATION SERVICES — (Continued)
#*TripAdvisor, Inc. 425,469 $ 6,026,768
*Urban One, Inc. 2,223 11,204
Versant Media Group, Inc. 489,933 17,632,689
*Yelp, Inc., Class A 388,397 10,265,333
#*Ziff Davis, Inc. 231,083 12,265,886
#*ZoomInfo Technologies, Inc.,
Class A 1,315,849 4,342,302
TOTAL COMMUNICATION
SERVICES 294,275,739
CONSUMER DISCRETIONARY — (12.9%)
#*1-800-Flowers.com, Inc., Class
A 15,141 59,050
*Abercrombie & Fitch Co. 238,527 23,742,978
#Academy Sports & Outdoors,
Inc. 477,673 22,665,584
*Adient PLC 393,759 8,284,689
ADT, Inc. 5,063,442 38,684,697
#Advance Auto Parts, Inc. 347,993 19,327,531
AMCON Distributing Co. 680 48,620
American Eagle Outfitters, Inc. 1,239,372 21,292,411
*American Outdoor Brands, Inc. 65,301 807,120
*American Public Education, Inc. 81,560 3,956,476
*Aptiv PLC 37,458 2,115,253
Aramark 487,074 27,748,606
#Arhaus, Inc., Class A 195,079 1,445,535
*Ark Restaurants Corp. 14,499 81,919
Arko Corp. 497,174 3,972,420
*Asbury Automotive Group, Inc. 136,732 31,680,804
#Autoliv, Inc. 171,323 21,101,854
*AutoNation, Inc. 224,750 47,736,900
#Barnes & Noble Education, Inc. 3,752 46,675
Bassett Furniture Industries, Inc. 57,438 1,089,599
*Beachbody Co., Inc. (The) 1,225 11,944
*Beazer Homes USA, Inc. 15,246 489,397
*Biglari Holdings, Inc., Class A 379 752,141
#*Biglari Holdings, Inc., Class B 11,754 4,672,097
#*Birkenstock Holding PLC 709,624 27,476,641
*BJ's Restaurants, Inc. 162,383 10,978,715
Bloomin' Brands, Inc. 494,606 4,283,288
*Boot Barn Holdings, Inc. 18,795 2,800,267
BorgWarner, Inc. 1,408,793 89,796,466
*Bright Horizons Family
Solutions, Inc. 304,965 22,732,091
Brightstar Lottery PLC 49,019 492,151
Brunswick Corp. 397,216 31,380,064
#Build-A-Bear Workshop, Inc.,
Class A 30,675 1,040,496
*Caesars Entertainment, Inc. 127,464 3,792,054
Caleres, Inc. 70,316 902,857
*Callaway Golf Co 1,036,541 19,134,547
#Camping World Holdings, Inc.,
Class A 171,364 1,060,743
Canterbury Park Holding Corp. 7,625 116,739
*CarMax, Inc. 376,970 21,585,302

46
Dimensional U.S. Targeted Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Carriage Services, Inc., Class A 62,614 $ 2,527,727
Carter's, Inc. 174,953 6,747,937
*Cavco Industries, Inc. 624 341,347
#Century Communities, Inc. 198,688 13,343,886
*Champion Homes, Inc. 222,269 17,694,835
*Citi Trends, Inc. 36,726 2,448,522
Columbia Sportswear Co. 219,946 13,060,393
*Cooper-Standard Holdings, Inc. 29,743 876,526
*Coursera, Inc. 18,463 98,039
*Covista, Inc. 230,860 28,822,871
#Cracker Barrel Old Country
Store, Inc. 13,167 742,487
#Cricut, Inc., Class A 219,330 1,028,658
#*Crocs, Inc. 51,310 6,568,193
Dana, Inc. 967,767 26,061,965
*Dauch Corp. 777,061 4,390,395
#Designer Brands, Inc., Class A 281,503 1,700,278
#*Dorman Products, Inc. 170,067 22,646,122
#*Dream Finders Homes, Inc.,
Class A 241,649 3,090,691
*Duluth Holdings, Inc., Class B 266 1,085
*El Pollo Loco Holdings, Inc. 248,950 4,097,717
#Escalade, Inc. 41,992 833,961
Ethan Allen Interiors, Inc. 169,308 3,792,499
*First Watch Restaurant Group,
Inc. 247,429 3,179,463
Flanigan's Enterprises, Inc. 9,557 398,909
Flexsteel Industries, Inc. 37,332 2,763,688
#*Floor & Decor Holdings, Inc.,
Class A 527,944 30,393,736
*Fox Factory Holding Corp. 71,052 1,278,936
*Funko, Inc., Class A 84,575 493,072
Gap, Inc. (The) 2,695,151 54,145,584
*Genesco, Inc. 76,880 2,938,354
Gentex Corp. 1,066,642 24,916,757
*Gentherm, Inc. 135,768 5,509,465
Genuine Parts Co. 379,888 47,246,671
#*GigaCloud Technology, Inc.,
Class A 92,079 4,027,535
G-III Apparel Group, Ltd. 321,021 11,688,375
*Global Business Travel Group I 178,076 1,681,037
Gold.com, Inc., Class A 147,650 6,106,804
#*Good Times Restaurants, Inc. 24,864 34,312
#*Goodyear Tire & Rubber Co.
(The) 1,544,422 10,733,733
Graham Holdings Co., Class B 17,547 21,118,516
*Green Brick Partners, Inc. 155,254 10,981,115
Group 1 Automotive, Inc. 78,040 22,379,531
#Hamilton Beach Brands Holding
Co., Class A 57,311 1,317,580
#Harley-Davidson, Inc. 665,648 16,335,002
Haverty Furniture Cos., Inc. 109,446 2,696,749
Haverty Furniture Cos., Inc.,
Class A 700 21,042
*Helen of Troy, Ltd. 84,775 2,342,333
*Hilton Grand Vacations, Inc. 567,455 26,182,374
*Holley, Inc. 65,346 174,474
Hooker Furnishings Corp. 14,174 198,011
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Hovnanian Enterprises, Inc.,
Class A 23,165 $ 2,870,144
#J Jill, Inc. 32,878 599,037
JAKKS Pacific, Inc. 72,172 1,900,289
Jerash Holdings US, Inc. 18,913 86,527
Johnson Outdoors, Inc., Class A 14,581 683,995
KB Home 181,547 9,979,639
#Kohl's Corp. 667,012 12,766,610
#*Lands' End, Inc. 136,575 1,641,632
#*Latham Group, Inc. 407,694 2,185,240
La-Z-Boy, Inc. 286,694 11,290,010
#LCI Industries 175,129 17,926,204
Lear Corp. 366,076 47,824,169
*Legacy Education, Inc. 1,766 20,821
*Legacy Housing Corp. 106,270 2,790,650
Leggett & Platt, Inc. 223,283 2,188,173
Levi Strauss & Co., Class A 20,767 509,207
*LGI Homes, Inc. 35,109 1,915,898
*Life Time Group Holdings, Inc. 1,130,077 50,966,473
Lifetime Brands, Inc. 13,858 115,991
#Lithia Motors, Inc., Class A 174,475 67,246,155
LKQ Corp. 1,019,877 22,896,239
#*Lovesac Co. (The) 57,512 925,368
*Lululemon Athletica, Inc. 108,024 12,840,813
*M/I Homes, Inc. 93,871 13,717,369
Macy's, Inc. 1,924,368 47,762,814
*Malibu Boats, Inc., Class A 50,783 1,400,087
#Marriott Vacations Worldwide
Corp. 24,852 2,423,319
*MasterCraft Boat Holdings, Inc. 105,379 2,520,666
*Mattel, Inc. 1,683,905 25,410,126
#Matthews International Corp.,
Class A 213,770 5,932,118
Meritage Homes Corp. 185,604 13,029,401
*MGM Resorts International 35,812 1,596,141
*Mohawk Industries, Inc. 374,384 46,086,670
Monarch Casino & Resort, Inc. 9,228 1,132,737
Monro, Inc. 31,775 389,244
*Motorcar Parts of America, Inc. 137,049 1,836,457
Movado Group, Inc. 56,850 2,170,533
#*National Vision Holdings, Inc. 406,949 8,969,156
#*Norwegian Cruise Line
Holdings, Ltd. 808,024 14,972,685
#*Ollie's Bargain Outlet Holdings,
Inc. 224,790 16,515,321
*OneWater Marine, Inc., Class A 4,680 57,330
#Oxford Industries, Inc. 26,793 1,015,991
#Patrick Industries, Inc. 220,039 18,164,219
*Penn Entertainment, Inc. 46,938 963,637
#Penske Automotive Group, Inc. 216,864 47,126,716
Perdoceo Education Corp. 484,621 15,415,794
#*Petco Health & Wellness Co.,
Inc., Class A 1,028,703 2,870,081
#Phinia, Inc. 280,048 20,608,732
*Pursuit Attractions and
Hospitality, Inc. 37,111 1,875,219
PVH Corp. 361,153 31,297,519
RCI Hospitality Holdings, Inc. 36,481 915,308
*Revolve Group, Inc., Class A 63,007 1,582,106

47
Dimensional U.S. Targeted Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Rocky Brands, Inc. 49,588 $ 2,421,878
*Sally Beauty Holdings, Inc. 709,551 10,621,978
#*Savers Value Village, Inc. 132,224 1,356,618
#Shoe Station Group, Inc. 132,957 2,020,946
#Signet Jewelers, Ltd. 293,187 27,237,072
Smith & Wesson Brands, Inc. 291,205 4,237,033
#Sonic Automotive, Inc., Class A 158,315 14,498,488
#Standard Motor Products, Inc. 163,886 6,265,362
Steven Madden, Ltd. 253,303 11,672,202
Strategic Education, Inc. 149,895 12,291,390
*Strattec Security Corp. 26,608 2,338,577
#*Stride, Inc. 246,173 19,765,230
#Sturm Ruger & Co., Inc. 33,106 1,230,550
Superior Group of Cos., Inc. 101,461 1,202,313
#Thor Industries, Inc. 365,153 27,375,520
Toll Brothers, Inc. 625,582 91,266,158
#*Under Armour, Inc., Class A 1,153,722 7,672,251
*Under Armour, Inc., Class C 1,166,372 7,569,754
*Unifi, Inc. 10,419 66,682
*Universal Electronics, Inc. 5,165 23,656
Upbound Group, Inc. 314,177 6,091,892
*Urban Outfitters, Inc. 538,566 39,950,826
*Versigent PLC 30,946 1,279,617
VF Corp. 205,188 2,938,292
*Vince Holding Corp. 3,996 25,295
#Visteon Corp. 167,690 17,530,313
Weyco Group, Inc. 58,049 2,263,911
Winnebago Industries, Inc. 88,792 2,688,622
Wolverine World Wide, Inc. 74,379 1,463,779
*WW International, Inc. 48 689
*Zumiez, Inc. 115,066 2,263,348
TOTAL CONSUMER
DISCRETIONARY 1,939,143,035
CONSUMER STAPLES — (6.4%)
#Albertsons Cos., Inc., Class A 3,138,258 36,341,028
#Alico, Inc. 11,494 434,013
#Andersons, Inc. (The) 239,373 16,942,821
#B&G Foods, Inc. 162,639 574,116
*BellRing Brands, Inc. 24,086 298,425
*Boston Beer Co., Inc. (The),
Class A 52,593 9,635,038
#Brown-Forman Corp., Class A 114,217 3,337,421
#Brown-Forman Corp., Class B 1,617,477 46,470,114
Cal-Maine Foods, Inc. 349,993 30,722,385
#Campbell's Company (The) 1,575,400 34,627,292
*Central Garden & Pet Co. 59,883 2,577,963
*Central Garden & Pet Co., Class
A 338,647 12,838,108
Coffee Holding Co., Inc. 16,381 55,941
Conagra Brands, Inc. 1,363,055 19,777,928
#*Coty, Inc., Class A 1,335,957 3,673,882
*Darling Ingredients, Inc. 920,509 55,819,666
#Del Monte Corp. 384,436 11,421,594
Dole PLC 553,329 7,824,072
#Edgewell Personal Care Co. 159,341 4,332,482
#*elf Beauty, Inc. 94,822 7,859,796
#Flowers Foods, Inc. 911,081 6,395,789
*Freshpet, Inc. 104,001 6,192,219
Shares Value
CONSUMER STAPLES — (Continued)
Hormel Foods Corp. 1,930,711 $ 48,287,082
Ingles Markets, Inc., Class A 97,861 8,808,469
#Ingredion, Inc. 439,029 43,665,824
Interparfums, Inc. 37,687 4,693,916
J&J Snack Foods Corp. 64,068 4,901,202
J.M. Smucker Co. (The) 743,654 88,688,176
John B. Sanfilippo & Son, Inc. 43,865 3,630,267
Lamb Weston Holdings, Inc. 366,230 19,245,386
*Mannatech, Inc. 164 786
*Maplebear, Inc. 215,530 9,612,638
Marzetti Co. (The) 81,190 8,676,775
McCormick & Co., Inc. 4 204
McCormick & Co., Inc. 536,169 27,291,002
*Mission Produce, Inc. 456,606 5,757,802
#Molson Coors Beverage Co.,
Class B 1,123,021 46,672,753
Natural Grocers by Vitamin
Cottage, Inc. 28,507 913,934
*Nature's Sunshine Products,
Inc. 105,125 2,118,269
Nu Skin Enterprises, Inc., Class
A 125,157 649,565
Oil-Dri Corp. of America 14,612 1,449,656
*Performance Food Group Co. 816,435 93,392,000
#Pilgrim's Pride Corp. 767,639 21,002,603
#*Post Holdings, Inc. 333,378 30,474,083
PriceSmart, Inc. 178,526 34,617,977
#Primo Brands Corp., Class A 780,649 17,720,732
Reynolds Consumer Products,
Inc. 878,272 21,904,104
Seaboard Corp. 4,796 21,165,995
*Seneca Foods Corp., Class A 36,075 5,970,052
*Seneca Foods Corp., Class B 1,786 294,476
Smithfield Foods, Inc. 525,630 13,687,405
Spectrum Brands Holdings, Inc. 156,980 13,935,115
#Tootsie Roll Industries, Inc. 86,856 3,389,121
*United Natural Foods, Inc. 300,547 15,276,804
#Universal Corp. 187,137 9,860,249
*USANA Health Sciences, Inc. 67,428 1,490,833
Utz Brands, Inc. 148,274 2,093,629
Village Super Market, Inc., Class
A 77,577 3,408,733
#Weis Markets, Inc. 187,747 14,465,906
*Willamette Valley Vineyards,
Inc. 2,597 6,596
TOTAL CONSUMER STAPLES 967,372,212
ENERGY — (10.5%)
*Amplify Energy Corp. 10,322 40,359
*Antero Resources Corp. 2,015,206 72,829,545
APA Corp. 2,460,495 91,825,673
Ardmore Shipping Corp. 276,595 4,809,987
#Atlas Energy Solutions, Inc.,
Class A 233,778 2,522,465
*BKV Corp. 112,811 2,759,357
*Borr Drilling, Ltd. 107,633 433,761
Bristow Group, Inc. 201,273 9,121,692
Cactus, Inc., Class A 171,304 11,136,473
California Resources Corp. 385,914 20,306,795

48
Dimensional U.S. Targeted Value ETF
continued
Shares Value
ENERGY — (Continued)
Chord Energy Corp. 320,970 $ 45,057,769
*CNX Resources Corp. 1,061,068 37,986,234
#*Comstock Resources, Inc. 1,519,570 20,149,498
#Core Laboratories, Inc. 255,406 2,717,520
Core Natural Resources, Inc. 220,920 17,638,253
Crescent Energy Co., Class A 2,152,743 24,691,962
DHT Holdings, Inc. 1,152,817 21,407,812
Diversified Energy Co. 47,086 633,778
*DMC Global, Inc. 43,611 293,938
Dorian LPG, Ltd. 300,845 14,266,070
*Drilling Tools International Corp. 13,565 31,878
DT Midstream, Inc. 293,709 40,531,842
Evolution Petroleum Corp. 195,950 721,096
#*Expro, Ltd. 546,530 8,717,153
*Forum Energy Technologies,
Inc. 76,425 4,789,555
Granite Ridge Resources, Inc. 395,179 1,877,100
*Gulfport Energy Corp. 74,123 11,961,228
*Helix Energy Solutions Group,
Inc. 972,399 9,247,514
Helmerich & Payne, Inc. 709,274 24,519,602
HF Sinclair Corp. 1,154,594 105,610,713
#*Innovex International, Inc. 253,748 7,125,244
International Seaways, Inc. 359,540 34,580,557
Kodiak Gas Services, Inc. 64,379 3,779,691
#Liberty Energy, Inc., Class A 1,213,202 22,699,009
Magnolia Oil & Gas Corp., Class
A 1,136,528 29,220,135
Matador Resources Co. 884,122 44,108,847
Mexco Energy Corp. 4,858 42,167
#*MIND Technology, Inc. 12,628 62,887
Murphy Oil Corp. 1,045,154 41,534,420
*Nabors Industries, Ltd. 69,261 5,933,590
NACCO Industries, Inc., Class A 35,141 1,665,683
*National Energy Services
Reunited Corp. 392,428 10,579,859
Natural Gas Services Group, Inc. 92,563 3,391,508
*NCS Multistage Holdings, Inc. 2,573 120,931
#Noble Corp. PLC 831,530 35,256,872
#Nordic American Tankers, Ltd. 1,412,103 9,221,033
#Northern Oil & Gas, Inc. 748,689 15,834,772
NOV, Inc. 2,256,464 43,843,096
*Oceaneering International, Inc. 397,845 19,406,879
*Oil States International, Inc. 129,062 1,046,693
Ovintiv, Inc. 1,826,412 114,077,694
*Par Pacific Holdings, Inc. 119,735 10,300,802
Patterson-UTI Energy, Inc. 2,775,380 29,085,982
PBF Energy, Inc., Class A 408,851 29,551,750
Peabody Energy Corp. 646,777 13,789,286
#*PEDEVCO Corp. 33 357
Permian Resources Corp., Class
A 5,390,067 114,862,328
#*PrimeEnergy Resources Corp. 9,847 1,812,833
*ProPetro Holding Corp. 783,669 8,698,726
Range Resources Corp. 1,163,991 46,722,599
Ranger Energy Services, Inc.,
Class A 157,574 2,529,063
*REX American Resources Corp. 216,388 9,313,340
Riley Exploration Permian, Inc. 84,026 2,879,571
Shares Value
ENERGY — (Continued)
RPC, Inc. 1,454,731 $ 8,161,041
*Rubico, Inc. – 0
SandRidge Energy, Inc. 171,680 2,389,786
Scorpio Tankers, Inc. 372,182 28,978,091
*SEACOR Marine Holdings, Inc. 72,961 688,022
*Seadrill, Ltd. 381,837 17,121,571
Select Water Solutions, Inc.,
Class A 764,426 14,157,170
SFL Corp., Ltd., Class B 1,135,580 14,013,057
SM Energy Co. 959,817 31,213,249
Smart Sand, Inc. 106,102 457,300
*Stabilis Solutions, Inc. 782 3,691
Sunococorp LLC 134,530 10,283,473
*Talos Energy, Inc. 1,210,167 18,370,335
#Teekay Corp., Ltd. 609,459 7,100,197
Teekay Tankers, Ltd., Class A 220,167 17,474,655
*TETRA Technologies, Inc. 19,800 152,460
#*Tidewater, Inc. 307,937 23,113,751
#*Transocean, Ltd. 5,143,967 27,365,904
VAALCO Energy, Inc. 674,879 3,597,105
*Valaris, Ltd. 395,886 31,350,212
#Vitesse Energy, Inc. 176,775 2,757,690
Weatherford International PLC 8,651 759,471
TOTAL ENERGY 1,581,223,057
FINANCIALS — (28.0%)
1st Source Corp. 156,798 14,071,053
*Acacia Research Corp. 297,370 1,317,349
#ACNB Corp. 42,942 2,768,900
*Affinity Bancshares, Inc. 4,123 94,829
Alerus Financial Corp. 76,227 2,536,072
Ally Financial, Inc. 1,896,816 82,189,037
Amalgamated Financial Corp. 190,098 9,387,039
Amerant Bancorp, Inc., Class A 83,057 2,458,487
American Coastal Insurance
Corp. 76,937 817,071
American Financial Group, Inc. 193,404 27,409,215
American Integrity Insurance
Group, Inc. 65 1,319
Ameris Bancorp 460,047 40,120,699
AMERISAFE, Inc. 37,689 1,094,489
AmeriServ Financial, Inc. 93,747 428,424
Ames National Corp. 39,515 1,208,764
Arrow Financial Corp. 95,007 3,785,079
Associated Banc-Corp 1,010,592 31,207,081
Associated Capital Group, Inc.,
Class A 4,895 163,689
Assurant, Inc. 146,007 40,763,694
#Assured Guaranty, Ltd. 212,732 17,597,191
*Atlantic American Corp. 9,607 14,795
Atlantic Union Bankshares Corp. 704,375 29,886,631
*Atlanticus Holdings Corp. 61,088 6,444,173
Auburn National Bancorp, Inc. 804 21,057
Axis Capital Holdings, Ltd. 486,127 51,198,896
*Axos Financial, Inc. 335,164 33,988,981
Banc of California, Inc. 723,050 13,846,408
BancFirst Corp. 30,639 3,456,692
Bank First Corp. 8,981 1,371,758
Bank of Hawaii Corp. 120,415 9,621,158

49
Dimensional U.S. Targeted Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Bank of Marin Bancorp 15,418 $ 449,589
Bank of NT Butterfield & Son,
Ltd. (The) 219,907 13,478,100
Bank of the James Financial
Group, Inc. 5,083 137,444
#Bank OZK 788,190 40,434,147
Bank7 Corp. 15,026 755,507
BankUnited, Inc. 456,010 21,272,865
Bankwell Financial Group, Inc. 39,065 2,662,280
Banner Corp. 237,112 16,695,056
Bar Harbor Bankshares 92,680 3,680,323
BayCom Corp. 59,906 1,807,963
Beacon Financial Corp. 539,219 16,990,791
#BOK Financial Corp. 350,325 49,497,419
*Bowhead Specialty Holdings,
Inc. 6,331 193,665
Bread Financial Holdings, Inc. 337,745 36,500,102
*Bridgewater Bancshares, Inc. 127,713 2,615,562
#*Brighthouse Financial, Inc. 416,080 25,759,513
Burke & Herbert Financial
Services Corp. 21,336 1,562,862
Business First Bancshares, Inc. 133,276 4,240,842
*BV Financial, Inc. 8,456 173,686
Byline Bancorp, Inc. 262,401 10,304,487
C&F Financial Corp. 20,930 1,728,609
California Bancorp 40,603 864,844
*California First Leasing Corp. 25 36,062
Camden National Corp. 98,623 5,709,285
Capital Bancorp, Inc. 49,545 1,849,515
Capital City Bank Group, Inc. 113,290 5,876,352
Capitol Federal Financial, Inc. 815,545 7,209,418
Carter Bankshares, Inc. 146,447 5,064,137
Cass Information Systems, Inc. 695 38,864
Cathay General Bancorp 478,629 30,244,567
CB Financial Services, Inc. 3,232 118,388
Central Pacific Financial Corp. 164,634 6,486,580
CF Bankshares, Inc. 6,294 223,815
Chemung Financial Corp. 20,673 1,684,643
ChoiceOne Financial Services,
Inc. 18,935 644,358
Citizens & Northern Corp. 88,835 2,255,521
Citizens Community Bancorp,
Inc. 50,302 1,106,644
Citizens Financial Services, Inc. 2,268 175,815
#*Citizens, Inc., Class A 40,091 189,630
City Holding Co. 40,808 5,921,649
Civista Bancshares, Inc. 99,718 2,897,805
CNB Financial Corp. 139,315 4,889,956
CNO Financial Group, Inc. 611,474 33,686,103
#*Coastal Financial Corp. 21,642 887,106
Cohen & Co., Inc. 2,405 31,866
Colony Bankcorp, Inc. 100,422 2,201,250
Columbia Banking System, Inc. 1,490,765 46,616,222
#*Columbia Financial, Inc. 604,587 6,535,587
Commerce Bancshares, Inc. 584,584 34,648,294
Community Bancorp 470 19,011
Community Financial System,
Inc. 257,016 16,657,207
Community Trust Bancorp, Inc. 130,663 10,250,512
Shares Value
FINANCIALS — (Continued)
Community West Bancshares 135,615 $ 3,394,443
ConnectOne Bancorp, Inc. 271,366 8,938,796
*Consumer Portfolio Services,
Inc. 133,992 1,248,805
Corebridge Financial, Inc. 1,985,422 61,925,312
Cullen/Frost Bankers, Inc. 223,844 37,234,211
*Customers Bancorp, Inc. 223,668 17,598,198
CVB Financial Corp. 1,076,256 24,075,847
DigitalBridge Group, Inc. 24,427 387,656
Dime Community Bancshares,
Inc. 248,601 10,132,977
Donegal Group, Inc., Class A 174,722 3,449,012
#Donegal Group, Inc., Class B 6,421 139,978
Eagle Bancorp Montana, Inc. 23,391 548,051
Eagle Financial Services, Inc. 2,075 84,141
East West Bancorp, Inc. 149,321 19,561,051
Eastern Bankshares, Inc. 375,041 8,610,941
*eHealth, Inc. 99,505 132,342
Employers Holdings, Inc. 62,642 3,166,553
Enact Holdings, Inc. 302,738 14,325,562
*Encore Capital Group, Inc. 76,594 7,205,964
*Enova International, Inc. 14,680 3,730,775
Enterprise Financial Services
Corp. 248,900 16,504,559
Equity Bancshares, Inc., Class A 101,585 5,148,328
Essent Group, Ltd. 596,250 39,328,650
#*Euronet Worldwide, Inc. 231,617 16,521,241
Everest Group, Ltd. 64,472 24,122,199
EVERTEC, Inc. 51,877 1,579,136
#*EZCORP, Inc., Class A 351,968 10,478,087
F&G Annuities & Life, Inc. 278,888 7,967,830
Farmers & Merchants Bancorp,
Inc. 21,803 727,348
Farmers National Banc Corp. 184,268 2,922,490
FB Financial Corp. 271,589 16,398,544
Federal Agricultural Mortgage
Corp., Class A 2,759 445,372
Federal Agricultural Mortgage
Corp., Class C 57,981 13,196,476
Fidelity D&D Bancorp, Inc. 136 7,154
Fidelity National Financial, Inc. 653,079 33,692,346
*Finance Of America Cos, Inc.,
Class A 10,661 242,538
Financial Institutions, Inc. 100,733 4,176,390
#Finward Bancorp 2,178 96,834
*Finwise Bancorp 5,934 81,652
First American Financial Corp. 618,150 46,355,069
#First Bancorp 215,496 13,548,234
First Bancorp 1,079,535 31,230,948
First Bancorp, Inc. (The) 66,425 2,331,517
First Bank 103,235 1,912,945
First Busey Corp. 511,964 15,799,209
First Business Financial
Services, Inc. 48,795 3,425,897
First Capital, Inc. 1,110 70,241
First Commonwealth Financial
Corp. 702,405 15,122,780
First Community Bankshares,
Inc. 105,353 5,027,445

50
Dimensional U.S. Targeted Value ETF
continued
Shares Value
FINANCIALS — (Continued)
First Community Corp. 27,036 $ 923,550
First Financial Bancorp 671,865 22,729,193
First Financial Bankshares, Inc. 73,516 2,583,352
First Financial Corp. 75,758 6,102,307
First Hawaiian, Inc. 768,180 21,347,722
First Horizon Corp. 3,021,702 77,476,439
First Internet Bancorp 7,557 222,629
#First Interstate BancSystem,
Inc., Class A 611,122 23,234,858
First Merchants Corp. 408,062 17,603,795
First Mid Bancshares, Inc. 124,630 6,491,977
First National Corp. 7,374 234,125
#*First Northern Community
Bancorp 1,458 26,827
*First Northwest Bancorp 2,761 31,641
First United Corp. 37,553 1,657,589
First US Bancshares, Inc. 230 3,795
*First Western Financial, Inc. 29,009 903,630
*Firstsun Capital Bancorp 23,028 890,723
Five Star Bancorp 33,338 1,573,220
FNB Corp. 2,257,579 42,668,243
Franklin Financial Services Corp. 3,594 226,997
#Franklin Resources, Inc. 2,155,500 72,985,230
FS Bancorp, Inc. 40,699 1,746,394
Fulton Financial Corp. 1,288,202 31,341,955
FVCBankcorp, Inc. 39,904 741,815
*Genworth Financial, Inc., Class
A 1,998,572 19,645,963
#German American Bancorp, Inc. 143,960 7,324,685
Glacier Bancorp, Inc. 124,970 6,159,771
Globe Life, Inc. 403,760 73,585,260
Great Southern Bancorp, Inc. 78,067 6,269,561
*Green Dot Corp., Class A 284,461 3,729,284
Greene County Bancorp, Inc. 469 15,693
*Greenlight Capital Re, Ltd.,
Class A 101,223 1,685,363
HA Sustainable Infrastructure
Capital, Inc. 55,438 2,099,437
Hamilton Insurance Group, Ltd.,
Class B 201,485 7,245,401
#Hancock Whitney Corp. 521,919 40,187,763
Hanmi Financial Corp. 188,878 6,021,431
Hanover Bancorp, Inc. 1,859 48,789
Hanover Insurance Group, Inc.
(The) 114,231 26,573,558
*Happen, Inc. 782,917 14,985,031
Hawthorn Bancshares, Inc. 19,698 768,025
HBT Financial, Inc. 43,826 1,570,724
HCI Group, Inc. 36,839 6,447,193
Hennessy Advisors, Inc. 3,429 33,707
Heritage Financial Corp. 208,921 6,211,221
*Heritage Insurance Holdings,
Inc. 217,155 6,377,842
Hilltop Holdings, Inc. 245,917 9,698,966
#Hingham Institution For Savings
(The) 4,459 1,271,618
Home Bancorp, Inc. 45,442 3,241,832
Home BancShares, Inc. 717,559 22,294,558
Shares Value
FINANCIALS — (Continued)
Home Federal Bancorp, Inc. of
Louisiana 790 $ 18,178
HomeTrust Bancshares, Inc. 81,616 4,177,923
Hope Bancorp, Inc. 775,833 10,869,420
Horace Mann Educators Corp. 271,594 14,152,763
Horizon Bancorp, Inc. 44,319 906,324
Independent Bank Corp. 115,021 4,393,802
Independent Bank Corp. 242,180 20,301,949
International Bancshares Corp. 411,903 31,527,056
Invesco, Ltd. 2,550,841 75,504,894
Investar Holding Corp. 53,699 1,617,414
Investors Title Co. 11,154 3,226,741
Isabella Bank Corp. 64 2,541
Jackson Financial, Inc., Class A 495,781 60,624,101
James River Group Holdings,
Inc. 26,057 116,996
John Marshall Bancorp, Inc. 1,184 27,469
Kearny Financial Corp. 134,327 1,288,196
Kemper Corp. 264,029 7,493,143
Kingstone Cos., Inc. 13,363 266,859
Lake Shore Bancorp, Inc. 3,125 53,656
Lakeland Financial Corp. 32,846 2,057,802
Landmark Bancorp, Inc. 7,321 229,440
LCNB Corp. 42,391 839,766
*LendingTree, Inc. 7,202 229,456
Lincoln National Corp. 999,531 45,588,609
Live Oak Bancshares, Inc. 189,744 8,121,043
Magyar Bancorp, Inc. 9,232 175,870
MainStreet Bancshares, Inc. 10,330 238,210
Mechanics Bancorp 50,803 852,982
Medallion Financial Corp. 186 1,849
Mercantile Bank Corp. 93,145 5,596,152
#Merchants Bancorp 218,513 12,057,547
Mercury General Corp. 357,757 38,322,930
Meridian Corp. 43,837 860,959
Metrocity Bankshares, Inc. 54,578 1,930,970
Metropolitan Bank Holding Corp. 62,209 5,753,088
MGIC Investment Corp. 1,587,352 47,684,054
Mid Penn Bancorp, Inc. 81,399 3,120,838
Midland States Bancorp, Inc. 16,090 541,750
MVB Financial Corp. 44,072 1,350,807
National Bank Holdings Corp.,
Class A 239,002 10,322,496
National Bankshares, Inc. 15,079 612,207
Navient Corp. 185,438 1,555,825
#NB Bancorp, Inc. 35,209 810,159
NBT Bancorp, Inc. 345,489 18,189,996
Nelnet, Inc., Class A 162,803 22,120,044
#*NerdWallet, Inc., Class A 250,315 2,252,835
*NI Holdings, Inc. 29,618 448,713
Nicolet Bankshares, Inc. 89,905 15,366,563
*NMI Holdings, Inc., Class A 552,048 24,455,726
#Northeast Bank 54,863 6,812,339
Northeast Community Bancorp,
Inc. 46,153 1,232,285
Northpointe Bancshares, Inc. 7,461 130,567
Northrim BanCorp, Inc. 151,487 4,015,920
Northwest Bancshares, Inc. 988,986 15,566,640

51
Dimensional U.S. Targeted Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Norwood Financial Corp. 7,363 $ 250,268
Oak Valley Bancorp 16,930 573,419
OceanFirst Financial Corp. 341,931 6,602,688
OFG Bancorp 305,065 16,125,736
Ohio Valley Banc Corp. 6,896 290,046
#Old National Bancorp 1,928,408 51,372,789
Old Republic International Corp. 877,737 37,927,016
Old Second Bancorp, Inc. 281,616 7,122,069
OneMain Holdings, Inc., Class A 838,629 52,481,403
*Onity Group, Inc. 52,319 1,918,015
#OP Bancorp 71,366 1,113,310
*Oportun Financial Corp. 224,631 1,244,456
Oppenheimer Holdings, Inc.,
Class A 34,110 3,637,490
*OptimumBank Holdings, Inc. 8,337 63,361
Orange County Bancorp, Inc. 8,523 326,005
Origin Bancorp, Inc. 159,823 8,747,113
Orrstown Financial Services, Inc. 80,851 3,454,763
Park National Corp. 49,561 10,316,122
Parke Bancorp, Inc. 61,963 2,116,036
#Pathward Financial, Inc. 140,940 12,436,546
*Payoneer Global, Inc. 548,977 3,936,165
#*Paysafe, Ltd. 287,415 2,322,313
PCB Bancorp 54,782 1,526,774
Peapack-Gladstone Financial
Corp. 101,094 4,648,302
Pelagos Insurance Capital, Ltd. 94,756 2,396,379
PennyMac Financial Services,
Inc. 264,018 19,909,597
Peoples Bancorp of North
Carolina, Inc. 15,898 683,614
Peoples Bancorp, Inc. 215,389 8,973,106
Peoples Financial Services Corp. 32,168 2,263,340
Pinnacle Financial Partners, Inc. 558,341 58,754,223
*Pioneer Bancorp, Inc. 19,723 339,630
Plumas Bancorp 15,313 938,840
*Ponce Financial Group, Inc. 123,401 2,490,232
Popular, Inc. 399,855 70,058,595
Preferred Bank/Los Angeles CA 80,840 8,442,930
Princeton Bancorp, Inc. 9,559 394,213
PROG Holdings, Inc. 87,454 3,849,725
Prosperity Bancshares, Inc. 655,196 49,054,525
Provident Financial Holdings, Inc. 34,104 605,687
Provident Financial Services, Inc. 841,750 20,774,390
QCR Holdings, Inc. 117,081 12,053,489
Radian Group, Inc. 642,994 25,070,336
#RBB Bancorp 103,086 2,718,378
#Red River Bancshares, Inc. 13,121 1,319,317
Regional Management Corp. 67,549 2,179,806
Reinsurance Group of America,
Inc. 214,209 50,735,402
RenaissanceRe Holdings, Ltd. 226,484 72,470,350
Renasant Corp. 625,714 27,262,359
#*Repay Holdings Corp., Class A 379,624 1,518,496
Republic Bancorp, Inc., Class A 69,561 6,924,102
#Richmond Mutual Bancorp, Inc. 8,412 131,648
Riverview Bancorp, Inc. 155,158 822,337
S&T Bancorp, Inc. 240,927 12,564,343
Safety Insurance Group, Inc. 97,419 10,072,150
Shares Value
FINANCIALS — (Continued)
SB Financial Group, Inc. 8,680 $ 228,110
Seacoast Banking Corp. of
Florida 342,424 11,895,810
*Security National Financial
Corp., Class A 68,293 639,906
Selective Insurance Group, Inc. 45,350 4,298,726
ServisFirst Bancshares, Inc. 40,634 3,636,743
Shore Bancshares, Inc. 208,863 5,117,143
Sierra Bancorp 89,654 3,654,297
*SiriusPoint, Ltd. 787,450 18,623,193
*Skyward Specialty Insurance
Group, Inc. 75,861 4,547,867
#SLM Corp. 1,243,700 32,329,982
SmartFinancial, Inc. 84,311 4,417,896
Sound Financial Bancorp, Inc. 1,157 54,645
South Plains Financial, Inc. 62,578 2,805,998
*Southern First Bancshares, Inc. 45,383 2,831,899
Southern Missouri Bancorp, Inc. 57,946 4,485,600
Southside Bancshares, Inc. 167,882 5,457,844
SOUTHSTATE BANK Corp. 595,005 62,529,075
*<Sterling Bancorp, Inc. 61,298 –
Stewart Information Services
Corp. 186,939 12,635,207
Stifel Financial Corp. 154,250 12,788,867
Stock Yards Bancorp, Inc. 56,211 4,783,556
*StoneX Group, Inc. 1,166 89,281
Texas Capital Bancshares, Inc. 348,485 34,447,742
*Third Coast Bancshares, Inc. 41,928 1,838,124
Timberland Bancorp, Inc. 51,704 2,317,890
Tiptree, Inc. 265,694 4,721,382
Tompkins Financial Corp. 86,455 8,631,667
Towne Bank/Portsmouth VA 484,966 18,385,061
TriCo Bancshares 197,785 11,380,549
*Triumph Financial, Inc. 92,056 6,989,812
TrustCo Bank Corp. 142,343 8,110,704
Trustmark Corp. 459,854 21,820,072
UMB Financial Corp. 328,253 47,836,310
*<Unico American Corp. 26,066 339
Union Bankshares, Inc. 1,046 24,089
United Bancorp, Inc. 3,298 50,295
United Bancshares, Inc. 1,246 48,594
United Bankshares, Inc. 828,782 40,154,488
United Community Banks, Inc. 718,637 25,468,495
United Fire Group, Inc. 158,177 8,123,971
Unity Bancorp, Inc. 63,978 3,767,664
Universal Insurance Holdings,
Inc. 198,602 8,680,893
Univest Financial Corp. 187,291 8,285,754
Unum Group 730,849 62,933,407
USCB Financial Holdings, Inc. 7,739 170,026
Valley National Bancorp 3,199,164 45,716,054
*Velocity Financial, Inc. 51,321 900,170
#Victory Capital Holdings, Inc.,
Class A 166,600 16,498,398
Virginia National Bankshares
Corp. 5,038 230,715
Virtus Investment Partners, Inc. 37,652 5,999,846
Voya Financial, Inc. 270,742 26,919,877
WaFd, Inc. 536,717 19,735,084

52
Dimensional U.S. Targeted Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Walker & Dunlop, Inc. 136,513 $ 6,783,331
Washington Trust Bancorp, Inc. 42,012 1,637,628
Waterstone Financial, Inc. 121,008 2,483,084
Webster Financial Corp. 94,600 7,305,012
WesBanco, Inc. 563,440 23,315,147
#West Bancorp, Inc. 93,612 2,625,817
Westamerica Bancorp 87,257 5,248,509
Western Alliance Bancorp 394,316 31,738,495
Western New England Bancorp,
Inc. 111,360 1,439,885
Westwood Holdings Group, Inc. 30,560 585,835
#White Mountains Insurance
Group, Ltd. 17,363 36,422,886
Wintrust Financial Corp. 277,431 44,261,342
*World Acceptance Corp. 25,660 4,613,925
WSFS Financial Corp. 412,404 33,074,801
WVS Financial Corp. 595 11,400
Zions Bancorp NA 871,910 60,772,127
TOTAL FINANCIALS 4,219,522,551
HEALTH CARE — (6.6%)
#*Acadia Healthcare Co., Inc. 453,026 13,418,630
*ACADIA Pharmaceuticals, Inc. 75,249 1,946,692
*Accendra Health, Inc. 113,988 352,223
Acme United Corp. 13,190 749,983
*AdaptHealth Corp., Class A 815,270 8,804,916
#*Addus HomeCare Corp. 90,139 10,409,252
*Align Technology, Inc. 235,486 39,834,812
*Alkermes PLC 266,246 13,043,392
*Alumis, Inc. 1 28
*AMN Healthcare Services, Inc. 127,323 4,281,872
#*Amphastar Pharmaceuticals,
Inc. 285,363 5,690,138
#*ANI Pharmaceuticals, Inc. 39,052 3,094,480
*Anika Therapeutics, Inc. 7,426 143,173
*Ardent Health, Inc. 19,842 211,714
*Artivion, Inc. 2,692 72,226
#*Astrana Health, Inc. 108,048 3,842,187
*Avantor, Inc. 1,765,932 24,334,543
#Baxter International, Inc. 57,850 1,513,356
*BioMarin Pharmaceutical, Inc. 143,411 8,607,528
#*Bio-Rad Laboratories, Inc.,
Class A 50,287 16,367,413
#*CareCloud, Inc. 10,792 26,332
#*Certara, Inc. 1,025,065 8,303,026
#*Charles River Laboratories
International, Inc. 209,149 48,629,234
CONMED Corp. 42,499 1,967,704
*Cooper Cos., Inc. (The) 746,393 53,979,142
Cumberland Pharmaceuticals,
Inc. 6,441 43,026
*Design Therapeutics, Inc. 256 3,118
#*Elanco Animal Health, Inc. 2,760,083 72,783,389
*Emergent BioSolutions, Inc. 374,907 2,706,829
#*Enovis Corp. 77,332 2,254,228
*Envista Holdings Corp. 845,776 23,098,143
*Fortrea Holdings, Inc. 18,853 361,412
#*Globus Medical, Inc., Class A 284,110 22,385,027
*GoodRx Holdings, Inc., Class A 409,284 1,256,502
Shares Value
HEALTH CARE — (Continued)
*Haemonetics Corp. 167,605 $ 14,336,932
*Harmony Biosciences Holdings,
Inc. 281,527 9,921,011
*Health Catalyst, Inc. 91,369 190,961
*HealthEquity, Inc. 85,075 8,559,396
HealthStream, Inc. 188,817 5,294,429
#*Henry Schein, Inc. 364,719 31,274,654
*ICON PLC 113,896 18,629,399
*ICU Medical, Inc. 85,667 14,435,746
*ImmuCell Corp. 2,781 31,175
*InfuSystem Holdings, Inc. 64,197 586,761
*Innoviva, Inc. 507,850 10,649,615
*Integer Holdings Corp. 134,652 16,321,169
#*Integra LifeSciences Holdings
Corp. 102,070 1,699,466
*Jazz Pharmaceuticals PLC 122,917 31,080,793
*Kewaunee Scientific Corp. 16,916 604,240
*LifeStance Health Group, Inc. 623,902 6,538,493
*LivaNova PLC 206,431 16,543,380
*Merit Medical Systems, Inc. 114,374 9,722,934
Mesa Laboratories, Inc. 22,290 2,247,055
*MiMedx Group, Inc. 234,550 968,692
*Molina Healthcare, Inc. 198,221 38,775,992
National HealthCare Corp. 93,924 21,229,642
#*Neogen Corp. 577,355 6,951,354
*OmniAb, Inc.- Vesting 12.5 7,556 –
*OmniAb, Inc.- Vesting 15 7,556 –
*Omnicell, Inc. 213,175 7,540,000
*Option Care Health, Inc. 792,970 18,262,099
#*Organogenesis Holdings, Inc.,
Class A 221,009 523,791
Organon & Co. 64,057 867,972
*Pacira BioSciences, Inc. 204,980 5,413,522
*<PDL BioPharma, Inc. 463,418 143,660
*Pediatrix Medical Group, Inc. 512,583 13,588,575
*Pennant Group, Inc. (The) 25,842 1,041,949
#Perrigo Co. PLC 821,335 8,303,697
Phibro Animal Health Corp.,
Class A 274 9,954
*Phreesia, Inc. 5,958 63,929
*Prestige Consumer Healthcare,
Inc. 196,959 9,891,281
*Protalix BioTherapeutics, Inc. 27,186 64,431
*Puma Biotechnology, Inc. 172,951 1,371,501
#*QuidelOrtho Corp. 2,469 41,405
*Rafael Holdings, Inc., Class B 6,447 12,507
#Revvity, Inc. 444,385 50,002,200
#SIGA Technologies, Inc. 303,452 992,288
#*Simulations Plus, Inc. 14,268 260,106
*Solventum Corp. 296,926 25,369,357
*Spero Therapeutics, Inc. 25,054 29,313
*Supernus Pharmaceuticals, Inc. 223,405 9,970,565
#*Surgery Partners, Inc. 566,797 8,728,674
*Tactile Systems Technology,
Inc. 147,600 4,157,892
#*Teladoc Health, Inc. 528,876 3,548,758
*Tenet Healthcare Corp. 81,935 20,875,399
*<Third Harmonic Bio, Inc. 639 51

53
Dimensional U.S. Targeted Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
Universal Health Services, Inc.,
Class B 345,865 $ 58,257,501
US Physical Therapy, Inc. 54,300 4,292,958
Utah Medical Products, Inc. 19,149 1,350,387
*Veracyte, Inc. 362,626 16,796,836
Viatris, Inc. 2,874,571 50,477,467
#*Waystar Holding Corp. 54,841 1,157,694
Zimmer Biomet Holdings, Inc. 23,639 2,220,411
TOTAL HEALTH CARE 986,737,089
INDUSTRIALS — (16.7%)
*AAR Corp. 208,874 29,250,715
ABM Industries, Inc. 457,089 21,899,134
ACCO Brands Corp. 366,141 1,545,115
Acuity, Inc. 71,402 23,447,703
Aebi Schmidt Holding AG 211,941 2,731,919
*AerSale Corp. 140,592 871,670
#AGCO Corp. 426,140 43,534,462
Alamo Group, Inc. 70,905 11,279,567
#*Alaska Air Group, Inc. 815,145 38,678,630
Albany International Corp., Class
A 66,219 4,933,978
Alight, Inc., Class A 34,611 587,695
#*Allegiant Travel Co. 183,097 17,958,154
Allient, Inc. 13,717 1,199,689
*Alpha Pro Tech, Ltd. 17,267 85,126
*Amentum Holdings, Inc. 1,080,123 23,978,731
*Ameresco, Inc., Class A 168,283 3,545,723
Apogee Enterprises, Inc. 153,724 6,087,470
ArcBest Corp. 151,756 21,905,979
Arcosa, Inc. 184,074 26,727,545
Astec Industries, Inc. 162,378 8,226,069
*Asure Software, Inc. 103,831 833,763
Atkore, Inc. 75,080 5,477,837
*Avalon Holdings Corp., Class A 642 1,640
AZZ, Inc. 127,932 18,514,319
Barrett Business Services, Inc. 25,947 1,012,971
*BlueLinx Holdings, Inc. 32,605 1,767,843
Boise Cascade Co. 244,654 18,686,673
*Bowman Consulting Group, Ltd. 49,238 1,322,040
Brady Corp., Class A 195,706 18,449,205
*BrightView Holdings, Inc. 659,230 8,596,359
*Broadwind, Inc. 36,734 146,936
#*Builders FirstSource, Inc. 547,219 36,357,230
#*CACI International, Inc., Class
A 55,887 27,817,754
Cadre Holdings, Inc. 4,760 146,751
#*Casella Waste Systems, Inc.,
Class A 44,148 3,960,517
*CECO Environmental Corp. 137,091 9,032,926
#*Centuri Holdings, Inc. 114,533 3,188,599
*Civeo Corp. 81,598 2,571,153
#*Clarivate PLC 1,185,261 2,346,817
CNH Industrial NV 8,855,350 90,767,338
Columbus McKinnon Corp. 89,836 1,722,156
*Commercial Vehicle Group, Inc. 2,293 10,387
CompX International, Inc. 6,417 181,665
#Concentrix Corp. 328,059 8,070,251
Shares Value
INDUSTRIALS — (Continued)
*Concrete Pumping Holdings,
Inc. 239,570 $ 2,331,016
*Conduent, Inc. 609,602 957,075
Copa Holdings SA, Class A 200,822 28,360,083
*Costamare Bulkers Holdings,
Ltd. 101,351 1,982,426
Costamare, Inc. 781,472 12,175,334
Covenant Logistics Group, Inc.,
Class A 159,932 5,680,785
*Custom Truck One Source, Inc. 816,535 8,287,830
Deluxe Corp. 333,279 8,621,928
*Distribution Solutions Group,
Inc. 90,995 3,145,697
*DLH Holdings Corp. 38,261 186,714
*DNOW, Inc. 297,030 4,194,064
Douglas Dynamics, Inc. 112,036 4,944,149
Eastern Co. (The) 38,665 917,134
*Energy Recovery, Inc. 153,660 1,329,159
EnerSys 165,853 30,856,951
Ennis, Inc. 178,066 3,881,839
Enpro, Inc. 66,991 21,029,815
*Enviri Corp. 43,996 975,831
#Esab Corp. 89,315 7,728,427
#Espey Mfg. & Electronics Corp. 14,820 876,899
EVI Industries, Inc. 2,440 34,331
#*First Advantage Corp. 229,033 4,544,015
Fortune Brands Innovations, Inc. 759,747 37,425,137
Franklin Electric Co., Inc. 89,413 9,363,329
#*FTI Consulting, Inc. 154,116 24,563,008
*Gates Industrial Corp., Ltd. 839,783 23,497,128
GATX Corp. 147,467 26,377,422
Genco Shipping & Trading, Ltd. 246,122 6,285,956
*Gencor Industries, Inc. 66,888 952,485
Genpact, Ltd. 959,728 33,753,634
*Gibraltar Industries, Inc. 156,336 6,606,759
Gorman-Rupp Co. (The) 61,496 4,992,860
Greenbrier Cos., Inc. (The) 226,744 11,167,142
#*GXO Logistics, Inc. 492,215 24,689,504
#*Hayward Holdings, Inc. 963,948 14,584,533
*Healthcare Services Group, Inc. 344,660 8,030,578
Heartland Express, Inc. 511,652 6,257,504
Helios Technologies, Inc. 185,443 14,447,864
#Herc Holdings, Inc. 183,510 27,552,191
*Hillman Solutions Corp. 1,013,257 7,974,333
HNI Corp. 286,451 12,893,160
Hub Group, Inc., Class A 454,152 21,131,693
*Hudson Technologies, Inc. 175,437 1,059,639
Huntington Ingalls Industries, Inc. 49,530 16,169,069
*Huron Consulting Group, Inc. 10,884 1,651,865
Hyster-Yale, Inc. 14,599 488,045
*IBEX Holdings, Ltd. 45,371 1,603,411
ICF International, Inc. 74,811 6,053,706
IDEX Corp. 64,354 14,830,379
*Innovative Solutions and
Support, Inc. 38 695
Insteel Industries, Inc. 140,429 4,304,149
Interface, Inc., Class A 368,117 12,611,688
*Janus International Group, Inc. 890,244 4,566,952
#JBT Marel Corp. 60,555 8,385,051

54
Dimensional U.S. Targeted Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*JELD-WEN Holding, Inc. 447,819 $ 635,903
Kadant, Inc. 1,475 453,561
KBR, Inc. 611,520 22,387,747
Kennametal, Inc. 554,447 18,834,565
*Kirby Corp. 269,557 35,349,705
Knight-Swift Transportation
Holdings, Inc., Class A 1,013,338 70,457,391
Korn Ferry 345,811 28,449,871
*L.B. Foster Co., Class A 67,995 2,796,634
Leidos Holdings, Inc. 141,118 16,313,241
Lindsay Corp. 42,803 4,743,428
Louisiana-Pacific Corp. 237,578 17,207,775
LSI Industries, Inc. 163,117 3,815,307
Luxfer Holdings PLC 146,288 2,491,285
*Manitowoc Co., Inc. (The) 222,833 3,086,237
ManpowerGroup, Inc. 14,952 783,784
Marten Transport, Ltd. 533,090 7,884,401
*Mastech Digital, Inc. 8,286 64,299
#*Masterbrand, Inc. 984,078 8,118,644
Matson, Inc. 207,331 42,003,187
Maximus, Inc. 361,309 21,768,867
*Mayville Engineering Co., Inc. 99,388 2,551,290
McGrath RentCorp 145,938 16,804,761
*Middleby Corp. (The) 117,298 15,668,667
*Midera Food Processing, Inc. 117,298 5,624,439
Miller Industries, Inc. 67,231 3,381,719
MillerKnoll, Inc. 395,207 8,900,062
*Mistras Group, Inc. 204,045 3,103,524
Mueller Industries, Inc. 9,216 612,035
National Presto Industries, Inc. 41,937 5,091,991
NLI Holdings, Inc. 72,022 413,406
*NPK International, Inc. 364,494 4,552,530
*NWPX Infrastructure, Inc. 70,154 8,634,554
Omega Flex, Inc. 46 1,355
*Onterris, Inc. 134,385 2,820,741
*OPENLANE, Inc. 788,518 31,351,476
*Optex Systems Holdings, Inc. 223 2,518
*Orion Group Holdings, Inc. 183,127 1,790,982
Oshkosh Corp. 334,899 47,692,967
#Owens Corning 449,703 62,463,747
*PAMT Corp. 105,450 1,699,327
Pangaea Logistics Solutions, Ltd. 334,566 2,546,047
Park-Ohio Holdings Corp. 77,808 3,106,873
*Parsons Corp. 124,185 5,490,219
Pentair PLC 242,506 15,869,593
#*Perma-Pipe International
Holdings, Inc. 58,363 1,409,466
Preformed Line Products Co. 11,536 4,118,121
Primoris Services Corp. 77,747 6,562,624
*Proto Labs, Inc. 130,130 9,766,255
Quad/Graphics, Inc. 53,853 559,533
Quanex Building Products Corp. 210,212 3,750,182
*Radiant Logistics, Inc. 302,317 2,491,092
Regal Rexnord Corp. 322,293 66,144,192
*Resideo Technologies, Inc. 1,045,755 35,869,395
#Robert Half, Inc. 133,309 5,039,080
Rush Enterprises, Inc., Class A 451,981 36,063,564
Rush Enterprises, Inc., Class B 107,782 8,377,895
Shares Value
INDUSTRIALS — (Continued)
Ryder System, Inc. 152,201 $ 39,027,380
*Saia, Inc. 4,278 1,487,161
Schneider National, Inc., Class B 606,036 21,659,727
Science Applications
International Corp. 241,300 28,263,469
Sensata Technologies Holding
PLC 890,916 41,240,502
*Shoals Technologies Group,
Inc., Class A 499,383 4,364,607
*SIFCO Industries, Inc. 1,815 46,791
*SiteOne Landscape Supply, Inc. 144,517 13,648,185
*SkyWest, Inc. 290,149 31,037,239
SS&C Technologies Holdings,
Inc. 104,740 8,070,217
*StandardAero, Inc. 762,251 22,341,577
Stanley Black & Decker, Inc. 574,195 54,307,363
#TaskUS, Inc., Class A 90,527 549,499
*Taylor Devices, Inc. 10,194 523,258
#Tecnoglass Holdings, Inc. 114,281 4,964,367
Tennant Co. 68,988 5,797,062
Terex Corp. 404,029 25,389,182
Textron, Inc. 294,820 25,136,353
#*TIC Solutions, Inc. 450,621 3,294,040
Timken Co. (The) 344,498 47,385,700
#*Titan International, Inc. 275,337 1,987,933
*Transcat, Inc. 28,739 2,453,448
TransUnion 583,559 45,879,409
Trinity Industries, Inc. 585,090 18,278,212
*TTEC Holdings, Inc. 12,072 30,059
Tutor Perini Corp. 113,744 9,526,060
Twin Disc, Inc. 85,137 1,941,975
UFP Industries, Inc. 201,268 17,457,986
#*U-Haul Holding Co. 61,956 4,393,300
U-Haul Holding Co. 509,601 31,890,831
*Ultralife Corp. 84,977 441,031
UniFirst Corp. 89,254 26,149,637
#Universal Logistics Holdings,
Inc. 67,551 903,832
#*Upwork, Inc. 661,257 6,057,114
*V2X, Inc. 185,557 16,744,664
*Verra Mobility Corp., Class A 156,117 825,859
*Vestis Corp. 494,527 7,150,860
#Virco Mfg. Corp. 81,209 491,314
Werner Enterprises, Inc. 441,271 16,512,361
WESCO International, Inc. 222,237 76,336,187
*Wilhelmina International, Inc. 2,388 1,194
*Willdan Group, Inc. 2,634 180,508
Willis Lease Finance Corp. 127,773 9,114,048
#Worthington Enterprises, Inc. 197,731 11,114,460
TOTAL INDUSTRIALS 2,519,138,590
INFORMATION TECHNOLOGY — (6.0%)
*8x8, Inc. 220,417 418,792
*ACI Worldwide, Inc. 365,614 20,960,651
#*Akamai Technologies, Inc. 355,035 40,892,931
*Alarm.com Holdings, Inc. 55,783 3,054,119
#*Alithya Group, Inc., Class A 69,697 54,977
*Alpha & Omega Semiconductor,
Ltd. 26,235 832,699

55
Dimensional U.S. Targeted Value ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Amdocs, Ltd. 569,579 $ 31,736,942
Amkor Technology, Inc. 1,233,266 61,502,975
*Arrow Electronics, Inc. 360,391 78,049,879
*AstroNova, Inc. 6,093 176,392
*Aviat Networks, Inc. 11,126 227,861
Avnet, Inc. 617,304 54,841,287
*Axcelis Technologies, Inc. 25,621 3,340,466
Belden, Inc. 30,200 3,746,310
Benchmark Electronics, Inc. 254,960 20,338,159
#*CCC Intelligent Solutions
Holdings, Inc. 657,578 4,004,650
*Cerence, Inc. 197,611 1,683,646
*Cirrus Logic, Inc. 108,047 13,975,879
#*Cleanspark, Inc. 81,655 1,123,573
*Clearone, Inc. 336 124
Climb Global Solutions, Inc. 6,759 181,209
*Coda Octopus Group, Inc. 3,805 38,583
*Corsair Gaming, Inc. 21,660 229,813
#Crane NXT Co. 286,046 14,860,090
*Crexendo, Inc. 62,043 426,856
CTS Corp. 184,957 11,859,443
*Daktronics, Inc. 145,110 2,868,825
#*Diebold Nixdorf, Inc. 149,491 11,001,043
#*Digi International, Inc. 160,502 11,190,199
*Digital Turbine, Inc. 24,968 201,242
*Diodes, Inc. 255,397 21,024,281
#Dolby Laboratories, Inc., Class
A 64,891 3,816,240
#*DXC Technology Co. 21,516 241,840
*eGain Corp. 80,925 551,909
#*EPAM Systems, Inc. 136,968 14,458,342
ePlus, Inc. 154,088 14,239,272
*Everforth, Inc. 206,306 5,867,343
#*Five9, Inc. 121,773 3,349,975
*Harmonic, Inc. 98,062 1,132,616
Immersion Corp. 4,099 30,989
Information Services Group, Inc. 248,355 1,033,157
*Insight Enterprises, Inc. 59,229 7,636,395
*inTEST Corp. 51,945 641,521
#*IPG Photonics Corp. 200,986 17,095,869
#*Itron, Inc. 194,381 19,372,010
*Key Tronic Corp. 52,657 207,469
*Kimball Electronics, Inc. 162,029 4,006,977
*Knowles Corp. 700,263 25,622,623
*KVH Industries, Inc. 17,551 162,522
*Kyndryl Holdings, Inc. 36,230 490,917
*LGL Group, Inc. (The) 18,570 128,133
*LiveRamp Holdings, Inc. 286,072 10,833,547
Methode Electronics, Inc. 6,697 93,691
*Mirion Technologies, Inc., Class
A 37,758 565,615
*Mitek Systems, Inc. 275,987 4,608,983
*N-able, Inc. 522,211 2,443,947
*nCino, Inc. 47,791 882,222
*NCR Voyix Corp. 761,836 6,300,384
#*NETGEAR, Inc. 3,130 75,621
*NetScout Systems, Inc. 446,351 18,153,095
*NetSol Technologies, Inc. 17,422 75,089
Shares Value
INFORMATION TECHNOLOGY — (Continued)
OneSpan, Inc. 159,017 $ 2,461,583
#*Optical Cable Corp. 681 10,120
*PagerDuty, Inc. 33,533 354,779
PC Connection, Inc. 167,452 14,019,081
#*Penguin Solutions, Inc. 271,442 14,285,992
*Photronics, Inc. 417,229 12,637,866
*Plexus Corp. 45,539 11,445,772
#*Powerfleet, Inc. 196,828 771,566
*Progress Software Corp. 63,763 2,588,140
*PTC, Inc. 109,839 15,069,911
*Qorvo, Inc. 127,936 11,587,164
*RF Industries, Ltd. 17,491 215,489
*Ribbon Communications, Inc. 445,660 953,712
Richardson Electronics, Ltd. 16,614 303,870
*Rogers Corp. 235 29,015
*Sanmina Corp. 31,915 5,922,147
*ScanSource, Inc. 177,262 10,036,574
#Skyworks Solutions, Inc. 501,863 31,256,028
#*Sprinklr, Inc., Class A 212,063 1,348,721
*SPS Commerce, Inc. 6,861 503,529
*Synaptics, Inc. 5,302 569,011
TD SYNNEX Corp. 187,041 47,826,384
*Trimble, Inc. 210,031 11,883,554
#*Trio-Tech International 7,426 74,111
*TTM Technologies, Inc. 3,968 458,066
#*Turtle Beach Corp. 34,732 425,467
*Tyler Technologies, Inc. 6,004 1,858,838
*Ultra Clean Holdings, Inc. 1,500 124,965
#Universal Display Corp. 72,256 5,792,041
#*Veeco Instruments, Inc. 183,652 9,182,600
#*Viasat, Inc. 620,566 47,740,142
Vishay Intertechnology, Inc. 666,521 22,808,349
*Vishay Precision Group, Inc. 5,700 524,685
*Vistance Networks, Inc. 11,768 138,156
#Vontier Corp. 342,513 11,004,943
*Zebra Technologies Corp. 105,382 30,963,339
TOTAL INFORMATION
TECHNOLOGY 906,137,919
MATERIALS — (5.7%)
AdvanSix, Inc. 112,402 2,254,784
Alcoa Corp. 492,019 22,268,780
*Alpha Metallurgical Resources,
Inc. 83,200 11,411,712
*Alto Ingredients, Inc. 58,331 277,656
*American Vanguard Corp. 75,521 180,495
*Ampco-Pittsburgh Corp. 49,562 398,478
AptarGroup, Inc. 275,883 36,957,287
#Ashland, Inc. 213,046 15,469,270
*Aspen Aerogels, Inc. 279,316 1,293,233
Avient Corp. 530,083 19,252,615
*Axalta Coating Systems, Ltd. 1,408,350 50,433,013
Ball Corp. 1,532,210 99,440,429
Cabot Corp. 278,779 24,538,128
Caledonia Mining Corp. PLC 91,096 1,675,255
Celanese Corp., Class A 547,126 24,467,475
CF Industries Holdings, Inc. 518,490 64,909,763
*Clearwater Paper Corp. 94,636 1,990,195
Coeur Mining, Inc. 386,073 5,756,348

56
Dimensional U.S. Targeted Value ETF
continued
Shares Value
MATERIALS — (Continued)
Commercial Metals Co. 801,592 $ 55,085,402
*Core Molding Technologies, Inc. 24,155 569,092
Eastman Chemical Co. 547,056 38,266,567
*Ecovyst, Inc. 742,662 8,956,504
Element Solutions, Inc. 163,389 6,001,278
Ferroglobe PLC 142,022 451,630
*Flexible Solutions International,
Inc. 15,292 77,072
Fortitude Gold Corp. 27,823 132,994
Friedman Industries, Inc. 38,016 1,264,032
Graphic Packaging Holding Co. 1,562,720 16,767,986
Greif, Inc., Class A 216,265 18,717,736
Greif, Inc., Class B 43,917 4,764,116
HB Fuller Co. 348,524 19,273,377
Hecla Mining Co. 85,284 1,204,210
Huntsman Corp. 185,964 1,815,009
Innospec, Inc. 161,079 13,849,572
*Intrepid Potash, Inc. 83,109 2,822,382
*James Hardie Industries PLC 483,416 12,709,007
Kaiser Aluminum Corp. 83,541 13,339,827
#*Knife River Corp. 251,397 18,394,718
Koppers Holdings, Inc. 137,611 6,745,691
Kronos Worldwide, Inc. 230,113 1,385,280
*LSB Industries, Inc. 174,310 1,896,493
*Magnera Corp. 69,435 920,014
Mativ Holdings, Inc. 39,666 346,284
#*McEwen, Inc. 49,140 849,631
#*Mercer International, Inc. 246,341 155,687
*Metallus, Inc. 215,074 4,327,289
Minerals Technologies, Inc. 197,934 15,090,488
Mosaic Co. (The) 1,281,084 28,337,578
Myers Industries, Inc. 212,335 7,253,364
NewMarket Corp. 746 634,219
Nexa Resources SA 166,464 2,139,062
Northern Technologies
International Corp. 46,830 375,577
*O-I Glass, Inc. 823,232 5,886,109
#Olin Corp. 368,368 6,818,492
Orion SA 107,250 723,937
*Perimeter Solutions, Inc. 196,695 6,020,834
#Quaker Chemical Corp. 79,885 12,823,140
*Rayonier Advanced Materials,
Inc. 12,351 110,541
Ryerson Holding Corp. 139,566 3,878,539
Sensient Technologies Corp. 29,709 3,674,112
Silgan Holdings, Inc. 703,756 28,136,165
#*Smith-Midland Corp. 40 1,085
Sonoco Products Co. 578,149 32,584,478
Stepan Co. 61,770 3,961,928
SunCoke Energy, Inc. 622,049 5,274,977
Sylvamo Corp. 170,653 6,384,129
*Tredegar Corp. 166,110 1,260,775
#TriMas Corp. 186,430 7,444,150
#Tronox Holdings PLC 837,144 4,888,921
Warrior Met Coal, Inc. 90,880 7,216,781
#Westlake Corp. 280,650 19,785,825
#Worthington Steel, Inc. 291,131 10,483,627
TOTAL MATERIALS 855,252,629
Shares Value
REAL ESTATE — (0.8%)
*AMREP Corp. 21,802 $ 506,678
*Comstock Holding Cos., Inc.,
Class A 81 1,142
*Cushman & Wakefield, Ltd. 1,689,849 22,677,774
*Forestar Group, Inc. 304,412 8,569,198
*FRP Holdings, Inc. 84,396 1,883,719
#*Howard Hughes Holdings, Inc. 314,784 20,120,993
*Jones Lang LaSalle, Inc. 145,238 51,563,847
Marcus & Millichap, Inc. 95,283 2,929,952
Newmark Group, Inc., Class A 708,896 10,629,896
*RE/MAX Holdings, Inc., Class A 113,104 1,024,722
#RMR Group, Inc. (The), Class A 51,520 980,941
#*Seaport Entertainment Group,
Inc. 17,632 462,487
Stratus Properties, Inc. 11,011 215,816
*Tejon Ranch Co. 75,254 1,274,050
TOTAL REAL ESTATE 122,841,215
UTILITIES — (0.4%)
#MDU Resources Group, Inc. 1,019,947 20,347,943
New Jersey Resources Corp. 342,041 19,800,753
#Ormat Technologies, Inc. 151,881 14,820,548
TOTAL UTILITIES 54,969,244
TOTAL COMMON STOCKS 14,446,613,280
RIGHTS/WARRANTS — (0.0%)
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 276,650 533,935
HEALTH CARE — (0.0%)
*Adverum Biotechnolo CVR
12/10/29 18,290 14,632
*<Imara, Inc. CVR 01/04/27 1,428 543
*<Opiant Pharma, Inc. CVR
01/04/27 11,182 –
*<Supernus Pharmaceuticals,
Inc. CVR 12/31/30 113,046 350
*<Verve Therapeutics, Inc. CVR
07/25/35 146,873 273,184
*<Xoma Corp. CVR 04/23/27 21,220 1,661
*<XOMA Royalty Corp. 09/18/29 114 13
TOTAL HEALTH CARE 290,383
INFORMATION TECHNOLOGY — (0.0%)
*Xerox Holdings Corp. 02/14/28 321,759 99,327
TOTAL RIGHTS/WARRANTS 923,645
TOTAL INVESTMENT SECURITIES — (96.0%)
(Cost $10,844,575,318) 14,447,536,925
SECURITIES LENDING COLLATERAL — (4.0%)
@§The DFA Short Term
Investment Fund 51,510,918 595,826,792
TOTAL INVESTMENTS — ( 100.0% )
(Cost $11,440,402,110) $ 15,043,363,717

57
Dimensional U.S. Targeted Value ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 294,275,739 $ — $ — $ 294,275,739
Consumer Discretionary .......... 1,939,143,035 — — 1,939,143,035
Consumer Staples .............. 967,372,212 — — 967,372,212
Energy ....................... 1,581,223,057 — — 1,581,223,057
Financials ..................... 4,219,522,212 — 339 4,219,522,551
Health Care ................... 986,593,378 — 143,711 986,737,089
Industrials ..................... 2,519,138,590 — — 2,519,138,590
Information Technology .......... 906,137,795 124 — 906,137,919
Materials ..................... 855,252,629 — — 855,252,629
Real Estate .................... 122,841,215 — — 122,841,215
Utilities ....................... 54,969,244 — — 54,969,244
Rights/Warrants
Consumer Staples .............. — 533,935 — 533,935
Health Care ................... — 14,632 275,751 290,383
Information Technology .......... 99,327 — — 99,327
Securities Lending Collateral ........ — 595,826,792 — 595,826,792
Total Investments .................
$14,446,568,433 $596,375,483 $419,801> $15,043,363,717
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

58
Dimensional U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (6.7%)
*Advantage Solutions, Inc. 2,687 $ 105,438
Alphabet, Inc., Class A 2,279,326 811,736,368
Alphabet, Inc., Class C 1,457,769 519,913,314
#*AMC Global Media, Inc., Class
A 94,239 1,055,477
#*Anterix, Inc. 29,259 2,721,672
*AppLovin Corp., Class A 124,436 49,264,212
Array Digital Infrastructure, Inc. 75,189 2,619,585
#*AST SpaceMobile, Inc., Class
A 47,802 2,819,362
AT&T, Inc. 4,345,796 101,039,757
#*Atlanta Braves Holdings, Inc. 2,001 108,874
*Atlanta Braves Holdings, Inc.,
Class C 89,002 4,523,972
ATN International, Inc. 42,426 1,010,163
*Bandwidth, Inc., Class A 62,481 2,445,506
*Bloomia Holdings, Inc. 1,226 4,046
#*Boston Omaha Corp., Class A 85,389 1,210,816
*Bumble, Inc., Class A 137,856 392,890
*Cargurus, Inc., Class A 148,244 5,372,363
#*Cars.com, Inc. 159,009 1,884,257
*Charter Communications, Inc.,
Class A 2,435 353,026
Cinemark Holdings, Inc. 290,163 10,617,064
*Cineverse Corp., Class A 4,755 11,412
Comcast Corp., Class A 2,671,401 64,006,768
*comScore, Inc. 107 749
*Creative Realities, Inc. 246 772
#CuriosityStream, Inc. 3,279 8,001
*DHI Group, Inc. 36,086 151,922
*DoubleVerify Holdings, Inc. 181,162 2,038,072
*E.W. Scripps Co. (The), Class A 5,805 16,312
#*EchoStar Corp., Class A 50,639 4,258,234
Electronic Arts, Inc. 1,725 362,009
*EverQuote, Inc., Class A 53,924 1,359,963
*Firy, Inc., Class A 3,793 35,958
*Fluent, Inc. 8,862 30,219
Fox Corp., Class A 391,683 22,807,701
Fox Corp., Class B 293,805 15,260,232
#*GDEV, Inc. 101 1,213
*Globalstar, Inc. 35,942 2,996,844
*Gogo, Inc. 143,164 598,426
Gray Media, Inc. 220,034 888,937
Gray Media, Inc., Class A 2,241 15,508
#*Grindr, Inc. 37,049 642,430
IDT Corp., Class B 45,238 2,979,375
#*IMAX Corp. 112,260 5,370,518
Iridium Communications, Inc. 181,110 8,573,747
*IZEA Worldwide, Inc. 5,084 17,591
John Wiley & Sons, Inc., Class A 111,787 5,835,281
*Liberty Broadband Corp., Class
A 4,788 163,079
*Liberty Broadband Corp., Class
C 38,964 1,326,335
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Capital Corp. 82,654 $ 1,915,093
#*Liberty Capital Corp., Class A 3,605 85,222
*Liberty Global, Ltd., Class A 287,258 3,047,807
*Liberty Global, Ltd., Class C 411,420 4,262,311
*Liberty Latin America, Ltd.,
Class A 98,046 799,075
*Liberty Latin America, Ltd.,
Class C 366,924 2,961,077
*Liberty Live Holdings, Inc.,
Class A 12,536 1,187,410
*Liberty Live Holdings, Inc.,
Class C 67,115 6,617,539
#*Liberty Media Corp.-Liberty
Formula One 25,628 2,301,651
*Liberty Media Corp.-Liberty
Formula One, Class C 300,243 29,462,846
*Lionsgate Studios Corp. 284,821 3,782,423
#*Live Nation Entertainment, Inc. 124,710 21,715,752
*Lumen Technologies, Inc. 1,585,498 10,115,477
*Madison Square Garden
Entertainment Corp., Class A 57,532 4,444,922
*Magnite, Inc. 357,654 6,902,722
*Marchex, Inc., Class B 13,552 23,309
Marcus Corp. (The) 65,573 1,908,174
Match Group, Inc. 289,771 11,419,875
*MediaAlpha, Inc., Class A 24,208 299,695
Meta Platforms, Inc., Class A 1,490,278 829,652,665
#National CineMedia, Inc. 126,399 506,860
*Netflix, Inc. 1,541,899 110,569,577
New York Times Co. (The),
Class A 228,546 17,115,810
News Corp., Class A 529,384 14,589,823
#News Corp., Class B 238,836 7,468,402
#Nexstar Media Group, Inc.,
Class A 73,744 14,050,444
*Nextdoor Holdings, Inc. 503,834 1,118,511
Omnicom Group, Inc. 559,967 44,069,403
*Optimum Communications, Inc.,
Class A 5,892 4,491
#Paramount Skydance Corp.,
Class B 325,013 2,587,103
*Pinterest, Inc., Class A 79,765 1,915,158
*PodcastOne, Inc. 217 736
*PubMatic, Inc., Class A 86,141 1,085,377
*QuinStreet, Inc. 115,260 1,786,530
*Reddit, Inc., Class A 68,212 9,595,382
*Reservoir Media, Inc. 24,457 250,440
*ROBLOX Corp., Class A 30,323 1,079,499
*Roku, Inc., Class A 153,226 22,219,302
Saga Communications, Inc.,
Class A 14,649 131,109
#Scholastic Corp. 63,322 2,574,039
Shenandoah
Telecommunications Co. 143,871 1,725,013
#Shutterstock, Inc. 70,283 379,528

59
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
Sinclair, Inc. 132,466 $ 1,820,083
#Sirius XM Holdings, Inc. 616,461 18,259,575
#*Sphere Entertainment Co. 77,446 11,094,140
Spok Holdings, Inc. 19,425 211,733
*Spotify Technology SA 21,214 10,605,727
#*Stagwell, Inc., Class A 298,710 2,524,099
*Starz Entertainment Corp. 19,132 497,815
*Take-Two Interactive Software,
Inc. 67,419 16,377,423
Telephone and Data Systems,
Inc. 279,875 9,398,203
#TKO Group Holdings, Inc.,
Class A 35,181 6,396,258
T-Mobile US, Inc. 354,003 61,139,858
#*Travelzoo 1,039 7,512
#*TripAdvisor, Inc. 233,695 3,310,290
*USA TODAY Co., Inc. 394,583 3,428,926
Verizon Communications, Inc. 2,807,864 131,436,114
Versant Media Group, Inc. 134,283 4,832,845
Walt Disney Co. (The) 669,426 64,392,087
*Warner Bros Discovery, Inc. 2,906,495 76,440,818
Warner Music Group Corp.,
Class A 208,259 5,406,404
*Yelp, Inc., Class A 121,410 3,208,866
Zedge, Inc., Class B 4,400 12,980
*Ziff Davis, Inc. 99,899 5,302,639
*ZoomInfo Technologies, Inc.,
Class A 24,663 81,388
TOTAL COMMUNICATION
SERVICES 3,292,869,135
CONSUMER DISCRETIONARY — (10.1%)
#*1-800-Flowers.com, Inc., Class
A 66,646 259,919
*1stdibs.com, Inc. 1,876 7,935
*Abercrombie & Fitch Co. 96,838 9,639,255
#Academy Sports & Outdoors,
Inc. 153,893 7,302,223
*Accel Entertainment, Inc., Class
A 66,244 796,253
#Acushnet Holdings Corp. 135,012 13,672,665
*Adient PLC 211,649 4,453,095
ADT, Inc. 1,811,190 13,837,492
#Advance Auto Parts, Inc. 154,517 8,581,874
*Airbnb, Inc., Class A 151,173 22,905,733
*Amazon.com, Inc. 5,547,211 1,506,511,563
AMCON Distributing Co. 166 11,869
American Eagle Outfitters, Inc. 444,141 7,630,342
*American Outdoor Brands, Inc. 27,062 334,486
*American Public Education, Inc. 50,120 2,431,321
*Aptiv PLC 314,170 17,741,180
Aramark 446,708 25,448,955
#Arhaus, Inc., Class A 147,006 1,089,314
*Ark Restaurants Corp. 2,015 11,385
Arko Corp. 75,415 602,566
*Asbury Automotive Group, Inc. 38,517 8,924,389
#Autoliv, Inc. 168,515 20,755,993
*AutoNation, Inc. 81,927 17,401,295
*AutoZone, Inc. 8,124 24,504,015
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Bassett Furniture Industries, Inc. 13,902 $ 263,721
Bath & Body Works, Inc. 166,190 3,343,743
*Beachbody Co., Inc. (The) 1,041 10,150
*Beazer Homes USA, Inc. 79,744 2,559,782
#*Bed Bath & Beyond, Inc. 98,818 499,031
Best Buy Co., Inc. 459,364 39,624,739
#*Biglari Holdings, Inc., Class A 305 605,285
*Biglari Holdings, Inc., Class B 4,952 1,968,370
#*Birkenstock Holding PLC 253,380 9,810,874
*BJ's Restaurants, Inc. 58,051 3,924,828
Bloomin' Brands, Inc. 125,605 1,087,739
Booking Holdings, Inc. 163,300 31,500,570
*Boot Barn Holdings, Inc. 55,267 8,234,230
BorgWarner, Inc. 458,410 29,219,053
Boyd Gaming Corp. 75,648 6,434,619
*Bright Horizons Family
Solutions, Inc. 56,425 4,205,920
*Brinker International, Inc. 78,813 16,842,338
Brunswick Corp. 119,371 9,430,309
Buckle, Inc. (The) 142,637 6,243,222
#Build-A-Bear Workshop, Inc.,
Class A 30,441 1,032,559
*Burlington Stores, Inc. 110,833 40,839,744
*Caesars Entertainment, Inc. 6,208 184,688
Caleres, Inc. 59,140 759,358
*Callaway Golf Co 487,689 9,002,739
Camping World Holdings, Inc.,
Class A 2,736 16,936
Canterbury Park Holding Corp. 200 3,062
#*Capri Holdings, Ltd. 150,960 2,404,793
*CarMax, Inc. 124,713 7,141,066
Carnival Corp., Ltd. 1,736,029 48,278,966
*CarParts.com, Inc. 1,736 9,374
Carriage Services, Inc., Class A 44,955 1,814,833
Carter's, Inc. 99,461 3,836,211
#*Carvana Co., Class A 323,397 20,167,037
*Cato Corp. (The), Class A 50,261 171,893
#*Cava Group, Inc. 60,210 3,927,498
*Cavco Industries, Inc. 14,019 7,668,814
Century Communities, Inc. 77,066 5,175,753
*Champion Homes, Inc. 113,663 9,048,711
#Cheesecake Factory, Inc. (The) 115,029 11,666,241
#*Chewy, Inc., Class A 292,098 6,601,415
*Chipotle Mexican Grill, Inc.,
Class A 491,522 18,294,449
#Choice Hotels International, Inc. 54,351 6,059,593
Churchill Downs, Inc. 50,780 4,280,754
*Citi Trends, Inc. 19,288 1,285,931
Clarus Corp. 3,655 11,733
Columbia Sportswear Co. 74,667 4,433,726
*Cooper-Standard Holdings, Inc. 31,186 919,051
*Coupang, Inc., Class A 781,953 12,784,932
*Coursera, Inc. 394,693 2,095,820
*Covista, Inc. 91,061 11,368,966
#Cracker Barrel Old Country
Store, Inc. 5,625 317,194
#Cricut, Inc., Class A 232 1,088
*Crocs, Inc. 89,577 11,466,752
Crown Crafts, Inc. 3,818 11,263

60
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Culp, Inc. 16,029 $ 55,781
D.R. Horton, Inc. 295,911 42,333,028
Dana, Inc. 268,899 7,241,450
Darden Restaurants, Inc. 213,246 43,412,621
*Dauch Corp. 123,861 699,815
*Deckers Outdoor Corp. 287,115 27,815,701
#Designer Brands, Inc., Class A 61,360 370,614
#Dick's Sporting Goods, Inc. 120,339 23,575,614
#Dillard's, Inc., Class A 18,908 11,124,333
#Dine Brands Global, Inc. 21,766 782,270
Domino's Pizza, Inc. 27,187 9,445,851
*DoorDash, Inc., Class A 159,811 31,348,526
#*Dorman Products, Inc. 54,090 7,202,624
*DraftKings, Inc. 54,610 1,282,243
#*Dream Finders Homes, Inc.,
Class A 50,704 648,504
#*Driven Brands Holdings, Inc. 305,755 4,363,124
*Duluth Holdings, Inc., Class B 41,321 168,590
*Dutch Bros, Inc., Class A 98,738 6,499,923
eBay, Inc. 601,095 68,530,841
*El Pollo Loco Holdings, Inc. 83,337 1,371,727
*Envela Corp. 877 19,013
Escalade, Inc. 14,925 296,411
Ethan Allen Interiors, Inc. 72,957 1,634,237
*Etsy, Inc. 158,002 12,905,603
Expedia Group, Inc. 164,580 48,508,309
#*Figs, Inc., Class A 390,844 4,182,031
*First Watch Restaurant Group,
Inc. 136,194 1,750,093
*Five Below, Inc. 96,186 20,884,866
Flanigan's Enterprises, Inc. 589 24,585
Flexsteel Industries, Inc. 11,872 878,884
#*Floor & Decor Holdings, Inc.,
Class A 107,584 6,193,611
Ford Motor Co. 4,974,480 73,025,366
*Fossil Group, Inc. 34,492 170,735
*Fox Factory Holding Corp. 45,166 812,988
*Frontdoor, Inc. 119,164 8,654,881
*Funko, Inc., Class A 5,344 31,156
#*GameStop Corp., Class A 942,267 20,466,039
Gap, Inc. (The) 847,325 17,022,759
Garmin, Ltd. 136,463 40,090,100
Garrett Motion, Inc. 313,134 9,754,124
General Motors Co. 1,367,863 121,548,306
*Genesco, Inc. 29,122 1,113,043
Gentex Corp. 427,765 9,992,590
*Gentherm, Inc. 73,853 2,996,955
Genuine Parts Co. 233,491 29,039,276
#*GigaCloud Technology, Inc.,
Class A 66,259 2,898,169
G-III Apparel Group, Ltd. 114,029 4,151,796
*Global Business Travel Group I 37,291 352,027
Gold.com, Inc., Class A 41,972 1,735,962
*Goodyear Tire & Rubber Co.
(The) 473,771 3,292,708
Graham Holdings Co., Class B 7,927 9,540,462
*Grand Canyon Education, Inc. 55,254 8,030,616
*Green Brick Partners, Inc. 47,618 3,368,021
Group 1 Automotive, Inc. 23,991 6,879,899
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Groupon, Inc., Class A 52,007 $ 1,434,353
H&R Block, Inc. 124,566 5,484,641
Hamilton Beach Brands Holding
Co., Class A 16,086 369,817
#Harley-Davidson, Inc. 281,310 6,903,347
Hasbro, Inc. 272,377 25,587,095
Haverty Furniture Cos., Inc. 32,084 790,550
Haverty Furniture Cos., Inc.,
Class A 717 21,553
*Helen of Troy, Ltd. 26,561 733,880
*Hilton Grand Vacations, Inc. 210,502 9,712,562
Hilton Worldwide Holdings, Inc. 114,231 36,609,893
*Holley, Inc. 18,100 48,327
Home Depot, Inc. (The) 568,190 188,616,352
Hooker Furnishings Corp. 23,797 332,444
*Hovnanian Enterprises, Inc.,
Class A 8,118 1,005,820
#Hyatt Hotels Corp., Class A 47,335 8,239,130
Installed Building Products, Inc. 55,423 12,356,004
#J Jill, Inc. 5,658 103,089
JAKKS Pacific, Inc. 9,476 249,503
Jerash Holdings US, Inc. 3,614 16,534
Johnson Outdoors, Inc., Class A 25,536 1,197,894
KB Home 130,580 7,177,983
#Kohl's Corp. 302,845 5,796,453
#Kontoor Brands, Inc. 104,998 8,792,533
*Koss Corp. 1,849 6,804
#*Krispy Kreme, Inc. 262,683 835,332
#*Kura Sushi USA, Inc., Class A 17,560 808,989
#Lakeland Industries, Inc. 13,680 155,952
#*Lands' End, Inc. 78,606 944,844
Las Vegas Sands Corp. 684,974 33,488,379
*Latham Group, Inc. 200,957 1,077,130
*Laureate Education, Inc., Class
A 324,788 12,442,628
La-Z-Boy, Inc. 105,680 4,161,678
LCI Industries 64,818 6,634,770
Lear Corp. 125,746 16,427,457
*Legacy Education, Inc. 1,111 13,099
*Legacy Housing Corp. 8,244 216,487
Leggett & Platt, Inc. 196,464 1,925,347
Lennar Corp., Class A 320,549 26,397,210
#Lennar Corp., Class B 13,863 1,118,744
Levi Strauss & Co., Class A 234,737 5,755,751
*LGI Homes, Inc. 62,115 3,389,616
*Life Time Group Holdings, Inc. 478,795 21,593,655
#Lifetime Brands, Inc. 26,030 217,871
*Lincoln Educational Services
Corp. 65,927 2,757,067
*Lindblad Expeditions Holdings,
Inc. 77,489 2,292,125
Lithia Motors, Inc., Class A 49,963 19,256,739
*Live Ventures, Inc. 2,817 27,409
LKQ Corp. 417,570 9,374,447
#*Lovesac Co. (The) 17,746 285,533
Lowe's Cos., Inc. 100,780 20,943,092
#Lucky Strike Entertainment
Corp. 42,232 282,954
*Lululemon Athletica, Inc. 16,208 1,926,645

61
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*M/I Homes, Inc. 25,233 $ 3,687,298
Macy's, Inc. 624,926 15,510,663
*Malibu Boats, Inc., Class A 53,782 1,482,770
*MarineMax, Inc. 59,614 2,054,895
Marriott International, Inc., Class
A 69,439 25,888,942
#Marriott Vacations Worldwide
Corp. 92,522 9,021,820
*MasterCraft Boat Holdings, Inc. 50,150 1,199,588
*Mattel, Inc. 639,330 9,647,490
#Matthews International Corp.,
Class A 81,659 2,266,037
McDonald's Corp. 135,965 36,797,568
Meritage Homes Corp. 83,596 5,868,439
*MGM Resorts International 383,455 17,090,589
*Mohawk Industries, Inc. 153,241 18,863,967
Monarch Casino & Resort, Inc. 1,457 178,847
Monro, Inc. 74,227 909,281
*Motorcar Parts of America, Inc. 33,054 442,924
Movado Group, Inc. 30,846 1,177,700
Murphy USA, Inc. 33,868 20,583,616
*National Vision Holdings, Inc. 211,812 4,668,336
Newell Brands, Inc. 1,005,717 5,632,015
NIKE, Inc., Class B 321,377 13,404,635
#*Norwegian Cruise Line
Holdings, Ltd. 1,019,627 18,893,688
*NVR, Inc. 5,868 36,070,889
#*Ollie's Bargain Outlet Holdings,
Inc. 111,850 8,217,620
*ONE Group Hospitality, Inc.
(The) 51,478 91,631
OneSpaWorld Holdings, Ltd. 230,604 5,940,359
*OneWater Marine, Inc., Class A 648 7,938
*O'Reilly Automotive, Inc. 258,532 23,099,834
*Outdoor Holding Co. 13,911 29,770
Oxford Industries, Inc. 7,756 294,108
#Papa John's International, Inc. 46,649 1,394,805
#Patrick Industries, Inc. 86,003 7,099,548
*Peloton Interactive, Inc., Class A 375,603 2,400,103
*Penn Entertainment, Inc. 39,003 800,732
#Penske Automotive Group, Inc. 104,455 22,699,116
Perdoceo Education Corp. 168,074 5,346,434
#*Petco Health & Wellness Co.,
Inc., Class A 598,685 1,670,331
#Phinia, Inc. 99,930 7,353,849
*Planet Fitness, Inc., Class A 79,169 4,426,339
Polaris, Inc. 121,206 8,130,498
#Pool Corp. 26,542 4,929,115
PulteGroup, Inc. 305,522 38,639,367
*Pursuit Attractions and
Hospitality, Inc. 59,794 3,021,391
#PVH Corp. 111,833 9,691,448
#*QuantumScape Corp., Class A 1,067,465 5,572,167
Ralph Lauren Corp., Class A 70,283 26,731,436
*Rave Restaurant Group, Inc. 1,655 5,213
RCI Hospitality Holdings, Inc. 12,873 322,984
#*Red Robin Gourmet Burgers,
Inc. 2,857 22,399
#Red Rock Resorts, Inc., Class A 57,795 3,724,310
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Revolve Group, Inc., Class A 112,392 $ 2,822,163
#*RH 22,212 3,676,530
#*Rivian Automotive, Inc., Class
A 1,702,829 25,917,057
Rocky Brands, Inc. 17,356 847,667
Ross Stores, Inc. 432,923 108,693,978
#Royal Caribbean Cruises, Ltd. 357,408 113,762,966
#*Rush Street Interactive, Inc.,
Class A 74,404 2,002,212
*Sabre Corp. 71,754 132,745
*Sally Beauty Holdings, Inc. 262,211 3,925,299
#*Savers Value Village, Inc. 156,905 1,609,845
#*Serve Robotics, Inc. 53,027 253,469
#Service Corp. International 333,093 28,709,286
*Shake Shack, Inc., Class A 61,777 3,876,507
#*SharkNinja, Inc. 252,751 40,887,529
Shoe Station Group, Inc. 60,396 918,019
Signet Jewelers, Ltd. 94,896 8,815,838
*Six Flags Entertainment Corp. 7,934 137,496
Smith & Wesson Brands, Inc. 122,806 1,786,827
#*Smith Douglas Homes Corp.,
Class A 4,700 69,701
#*Solid Power, Inc. 536,969 1,106,156
#Somnigroup International, Inc. 315,044 20,581,825
#Sonic Automotive, Inc., Class A 52,505 4,808,408
*Sonos, Inc. 276,077 4,047,289
Standard Motor Products, Inc. 60,684 2,319,949
Starbucks Corp. 206,753 21,760,753
Steven Madden, Ltd. 154,544 7,121,388
*Stitch Fix, Inc., Class A 327,835 1,317,897
*Stoneridge, Inc. 59,927 414,096
Strategic Education, Inc. 62,208 5,101,056
*Strattec Security Corp. 11,480 1,008,977
*Stride, Inc. 90,563 7,271,303
Sturm Ruger & Co., Inc. 45,289 1,683,392
Superior Group of Cos., Inc. 33,632 398,539
Tandy Leather Factory, Inc. 857 2,031
Tapestry, Inc. 517,278 78,817,649
*Target Hospitality Corp. 210,220 3,195,344
*Tesla, Inc. 327,334 101,869,614
Texas Roadhouse, Inc., Class A 128,112 26,319,329
#Thor Industries, Inc. 115,611 8,667,357
#*Tilly's, Inc., Class A 10,957 41,746
TJX Cos., Inc. (The) 638,658 100,486,450
Toll Brothers, Inc. 140,319 20,471,139
Tractor Supply Co. 949,348 29,211,438
*Traeger, Inc. 1,722 110,466
Travel + Leisure Co. 83,004 6,309,964
*Ulta Beauty, Inc. 79,693 40,868,961
#*Under Armour, Inc., Class A 523,554 3,481,634
#*Under Armour, Inc., Class C 456,267 2,961,173
*Unifi, Inc. 28,350 181,440
#*United Parks & Resorts, Inc. 80,663 3,599,990
*Universal Electronics, Inc. 25,200 115,416
*Universal Technical Institute,
Inc. 124,288 4,885,761
Upbound Group, Inc. 121,599 2,357,805
*Urban Outfitters, Inc. 212,276 15,746,634

62
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Vail Resorts, Inc. 67,640 $ 10,104,063
*Valvoline, Inc. 241,249 9,266,374
*Vera Bradley, Inc. 14,328 48,858
*Versigent PLC 111,317 4,602,958
VF Corp. 744,217 10,657,187
*Victoria's Secret & Co. 195,311 17,320,179
*Vince Holding Corp. 1,490 9,432
#Visteon Corp. 66,695 6,972,295
*Warby Parker, Inc., Class A 106,904 2,853,268
*Wayfair, Inc., Class A 179,974 15,279,793
#Wendy's Co. (The) 227,163 1,671,920
Weyco Group, Inc. 19,326 753,714
#Whirlpool Corp. 7,981 299,288
Williams-Sonoma, Inc. 207,649 47,481,020
#Wingstop, Inc. 23,931 3,098,825
Winmark Corp. 6,000 2,001,000
Winnebago Industries, Inc. 63,834 1,932,894
Wolverine World Wide, Inc. 226,986 4,467,084
Wyndham Hotels & Resorts, Inc. 142,160 10,642,098
Wynn Resorts, Ltd. 55,867 5,548,152
*Xcel Brands, Inc. 109 129
#*XPEL, Inc. 51,527 2,286,253
*YETI Holdings, Inc. 164,449 8,048,134
#Yum! Brands, Inc. 133,232 20,421,801
*Zumiez, Inc. 46,376 912,216
TOTAL CONSUMER
DISCRETIONARY 4,927,774,175
CONSUMER STAPLES — (4.7%)
#Alico, Inc. 16,957 640,296
Altria Group, Inc. 311,389 21,277,210
Andersons, Inc. (The) 84,847 6,005,471
Archer-Daniels-Midland Co. 426,443 33,804,137
#*AXIL Brands, Inc. 2,012 12,052
#B&G Foods, Inc. 140,762 496,890
*BellRing Brands, Inc. 31,584 391,326
*BJ's Wholesale Club Holdings,
Inc. 278,044 27,187,142
*Boston Beer Co., Inc. (The),
Class A 18,352 3,362,086
#*Bridgford Foods Corp. 2,509 15,656
Brown-Forman Corp., Class A 24,442 714,195
#Brown-Forman Corp., Class B 468,114 13,448,915
#Bunge Global SA 279,502 29,691,497
Cal-Maine Foods, Inc. 103,029 9,043,886
#Casey's General Stores, Inc. 25,392 22,116,432
*Central Garden & Pet Co. 18,871 812,397
*Central Garden & Pet Co., Class
A 113,993 4,321,475
*Chefs' Warehouse, Inc. (The) 81,919 9,449,357
Church & Dwight Co., Inc. 348,270 34,412,559
#Clorox Co. (The) 134,796 12,877,062
Coca-Cola Co. (The) 2,164,535 189,591,621
Coca-Cola Consolidated, Inc. 69,079 12,979,944
Coffee Holding Co., Inc. 3,887 13,274
Colgate-Palmolive Co. 656,880 59,973,144
#Conagra Brands, Inc. 1,005,708 14,592,823
Constellation Brands, Inc., Class
A 282,845 36,834,904
Shares Value
CONSUMER STAPLES — (Continued)
Costco Wholesale Corp. 204,169 $ 194,346,429
*Coty, Inc., Class A 33,013 90,786
*Darling Ingredients, Inc. 399,039 24,197,725
Del Monte Corp. 110,115 3,271,517
Dole PLC 234,470 3,315,406
Dollar General Corp. 428,958 54,499,114
*Dollar Tree, Inc. 404,190 51,417,010
Edgewell Personal Care Co. 33,495 910,729
*elf Beauty, Inc. 89,498 7,418,489
Energizer Holdings, Inc. 113,242 2,374,685
Estee Lauder Cos., Inc. (The),
Class A 290,817 24,399,546
#Flowers Foods, Inc. 42,370 297,437
*Forafric Global PLC 2,217 23,744
*Freshpet, Inc. 84,018 5,002,432
General Mills, Inc. 858,864 30,704,388
#*Grocery Outlet Holding Corp. 13,564 124,653
*Herbalife, Ltd. 145,548 1,807,706
Hershey Co. (The) 191,987 33,607,324
*Honest Co., Inc. (The) 237,027 865,149
Hormel Foods Corp. 727,756 18,201,178
Ingles Markets, Inc., Class A 32,800 2,952,328
#Ingredion, Inc. 132,387 13,167,211
Interparfums, Inc. 52,194 6,500,763
J&J Snack Foods Corp. 28,690 2,194,785
J.M. Smucker Co. (The) 216,721 25,846,146
John B. Sanfilippo & Son, Inc. 14,029 1,161,040
Kenvue, Inc. 1,393,318 26,807,438
Keurig Dr Pepper, Inc. 998,417 31,070,737
#Kimberly-Clark Corp. 302,631 33,080,595
#Kraft Heinz Co. (The) 892,569 23,072,909
Kroger Co. (The) 996,207 57,520,992
Lamb Weston Holdings, Inc. 245,945 12,924,410
Lifevantage Corp. 13,233 85,088
*Lifeway Foods, Inc. 14,049 418,379
Limoneira Co. 41,759 541,614
*Mama's Creations, Inc. 10,067 185,535
*Maplebear, Inc. 447,839 19,973,619
Marzetti Co. (The) 48,903 5,226,264
McCormick & Co., Inc. 349,008 17,764,507
McCormick & Co., Inc. 3,233 164,721
*Medifast, Inc. 5,600 55,048
MGP Ingredients, Inc. 19,124 338,495
#*Mission Produce, Inc. 197,565 2,491,295
#Molson Coors Beverage Co.,
Class B 419,834 17,448,301
Mondelez International, Inc.,
Class A 997,577 62,159,023
*Monster Beverage Corp. 673,325 64,895,064
National Beverage Corp. 124,982 3,954,431
Natural Grocers by Vitamin
Cottage, Inc. 52,289 1,676,385
*Nature's Sunshine Products,
Inc. 30,081 606,132
*Niagen Bioscience, Inc. 11,016 37,454
Oil-Dri Corp. of America 21,444 2,127,459
PepsiCo, Inc. 903,190 126,049,196
*Performance Food Group Co. 218,229 24,963,215
Philip Morris International, Inc. 287,982 54,952,725

63
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
Pilgrim's Pride Corp. 275,547 $ 7,538,966
#*Post Holdings, Inc. 121,625 11,117,741
PriceSmart, Inc. 54,847 10,635,382
#Primo Brands Corp., Class A 203,585 4,621,380
Procter & Gamble Co. (The) 1,564,903 226,112,834
Reynolds Consumer Products,
Inc. 350,995 8,753,815
*Rocky Mountain Chocolate
Factory, Inc. 289 243
Seaboard Corp. 2,082 9,188,407
*Seneca Foods Corp., Class A 12,828 2,122,906
*Seneca Foods Corp., Class B 405 66,776
Smithfield Foods, Inc. 124,654 3,245,990
Spectrum Brands Holdings, Inc. 52,648 4,673,563
*Sprouts Farmers Market, Inc. 172,794 15,060,725
Sysco Corp. 526,240 44,856,698
Target Corp. 605,109 87,432,199
#Tootsie Roll Industries, Inc. 72,466 2,827,623
Turning Point Brands, Inc. 43,530 3,247,773
Tyson Foods, Inc., Class A 388,688 22,528,357
*United Natural Foods, Inc. 151,032 7,676,957
United-Guardian, Inc. 232 1,636
Universal Corp. 61,826 3,257,612
*US Foods Holding Corp. 427,050 42,956,960
*USANA Health Sciences, Inc. 19,278 426,237
Utz Brands, Inc. 52,872 746,553
Village Super Market, Inc., Class
A 24,008 1,054,912
*Vita Coco Co., Inc. (The) 109,598 7,226,892
Walmart, Inc. 1,224,916 136,210,659
WD-40 Co. 29,431 6,684,957
#Weis Markets, Inc. 63,305 4,877,650
TOTAL CONSUMER STAPLES 2,318,506,905
ENERGY — (5.4%)
*Amplify Energy Corp. 118,123 461,861
Antero Midstream Corp. 873,622 19,193,475
*Antero Resources Corp. 701,504 25,352,355
APA Corp. 892,852 33,321,237
Archrock, Inc. 385,085 13,770,640
Ardmore Shipping Corp. 111,693 1,942,341
#Atlas Energy Solutions, Inc.,
Class A 139,160 1,501,536
Baker Hughes Co., Class A 985,574 59,617,371
*BKV Corp. 94,253 2,305,428
*Borr Drilling, Ltd. 58,648 236,351
Bristow Group, Inc. 80,305 3,639,423
Cactus, Inc., Class A 126,188 8,203,482
California Resources Corp. 151,252 7,958,880
*Calumet, Inc. 45,872 2,027,084
#*Centrus Energy Corp., Class A 40,505 7,166,550
Cheniere Energy, Inc. 292,029 76,970,084
Chevron Corp. 1,271,248 250,219,744
Chord Energy Corp. 113,918 15,991,809
*Clean Energy Fuels Corp. 543,276 1,053,955
#*CNX Resources Corp. 339,790 12,164,482
#*Comstock Resources, Inc. 581,943 7,716,564
#*Comstock, Inc. 33,878 92,826
ConocoPhillips 919,443 110,774,493
Shares Value
ENERGY — (Continued)
#Core Laboratories, Inc. 78,045 $ 830,399
Core Natural Resources, Inc. 77,370 6,177,221
Crescent Energy Co., Class A 824,322 9,454,973
#CVR Energy, Inc. 211,846 7,545,955
Delek US Holdings, Inc. 71,734 4,868,587
Devon Energy Corp. 1,991,402 89,871,972
DHT Holdings, Inc. 430,980 8,003,299
Diamondback Energy, Inc. 271,449 55,090,575
#Diversified Energy Co. 6,321 85,081
*DMC Global, Inc. 41,200 277,688
Dorian LPG, Ltd. 115,639 5,483,601
*Drilling Tools International Corp. 7,740 18,189
#DT Midstream, Inc. 194,039 26,777,382
Energy Services of America
Corp. 12,384 178,082
EOG Resources, Inc. 670,799 99,741,103
Epsilon Energy, Ltd. 20,306 113,714
EQT Corp. 577,687 30,784,940
Evolution Petroleum Corp. 50,017 184,063
Excelerate Energy, Inc., Class A 56,525 2,219,737
Expand Energy Corp. 433,580 40,769,527
*Expro, Ltd. 306,732 4,892,375
ExxonMobil Holdings Corp. 2,535,679 394,145,944
#Flowco Holdings, Inc., Class A 34,786 711,374
*Forum Energy Technologies,
Inc. 26,671 1,671,472
FutureFuel Corp. 72,380 358,281
#*Geospace Technologies Corp. 26,311 192,333
#*Gran Tierra Energy, Inc. 4,196 31,428
Granite Ridge Resources, Inc. 145,899 693,020
#*Green Plains, Inc. 191,747 3,230,937
*Gulfport Energy Corp. 40,016 6,457,382
Halliburton Co. 993,293 32,033,699
*Helix Energy Solutions Group,
Inc. 393,118 3,738,552
Helmerich & Payne, Inc. 240,051 8,298,563
HF Sinclair Corp. 386,442 35,347,850
#*Innovex International, Inc. 104,953 2,947,080
International Seaways, Inc. 125,327 12,053,951
Kinder Morgan, Inc. 1,662,144 53,487,794
Kinetik Holdings, Inc., Class A 57,595 2,912,579
*KLX Energy Services Holdings,
Inc. 5,085 11,136
Kodiak Gas Services, Inc. 220,803 12,963,344
*Kosmos Energy, Ltd. 1,407,006 3,784,846
Liberty Energy, Inc., Class A 366,793 6,862,697
Magnolia Oil & Gas Corp., Class
A 445,985 11,466,274
*Mammoth Energy Services, Inc. 25,346 67,167
Marathon Petroleum Corp. 320,567 101,449,838
Matador Resources Co. 277,409 13,839,935
Mexco Energy Corp. 346 3,003
#*MIND Technology, Inc. 10,541 52,494
Murphy Oil Corp. 308,357 12,254,107
*Nabors Industries, Ltd. 43,191 3,700,173
NACCO Industries, Inc., Class A 11,458 543,109
*National Energy Services
Reunited Corp. 142,085 3,830,612
Natural Gas Services Group, Inc. 35,095 1,285,881

64
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
ENERGY — (Continued)
*NCS Multistage Holdings, Inc. 1,416 $ 66,552
Noble Corp. PLC 341,061 14,460,986
#Nordic American Tankers, Ltd. 582,932 3,806,546
#Northern Oil & Gas, Inc. 221,212 4,678,634
NOV, Inc. 782,625 15,206,404
Occidental Petroleum Corp. 1,203,344 68,674,842
*Oceaneering International, Inc. 230,691 11,253,107
*Oil States International, Inc. 164,602 1,334,922
ONEOK, Inc. 607,456 55,163,079
#*OPAL Fuels, Inc., Class A 4,744 11,148
Ovintiv, Inc. 479,693 29,961,625
*Par Pacific Holdings, Inc. 48,907 4,207,469
Patterson-UTI Energy, Inc. 957,330 10,032,818
PBF Energy, Inc., Class A 292,898 21,170,667
Peabody Energy Corp. 273,602 5,833,195
Permian Resources Corp., Class
A 1,422,103 30,305,015
Phillips 66 392,731 83,133,298
*PrimeEnergy Resources Corp. 4,420 813,722
*ProFrac Holding Corp., Class A 27,097 109,472
*ProPetro Holding Corp. 332,459 3,690,295
#Range Resources Corp. 516,737 20,741,823
Ranger Energy Services, Inc.,
Class A 65,668 1,053,971
*REX American Resources Corp. 89,280 3,842,611
Riley Exploration Permian, Inc. 58,159 1,993,109
RPC, Inc. 593,987 3,332,267
Scorpio Tankers, Inc. 127,243 9,907,140
*SEACOR Marine Holdings, Inc. 14,945 140,931
*Seadrill, Ltd. 171,728 7,700,284
Select Water Solutions, Inc.,
Class A 331,427 6,138,028
SFL Corp., Ltd., Class B 398,706 4,920,032
SLB, Ltd. 1,616,181 80,146,416
SM Energy Co. 58,994 1,918,485
Smart Sand, Inc. 43,097 185,748
Solaris Energy Infrastructure,
Inc., Class A 81,683 4,199,323
*Stabilis Solutions, Inc. 154 727
Sunococorp LLC 58,006 4,433,979
*Talos Energy, Inc. 450,722 6,841,960
Targa Resources Corp. 235,112 63,567,231
TechnipFMC PLC 608,560 43,609,410
Teekay Corp., Ltd. 243,570 2,837,590
Teekay Tankers, Ltd., Class A 81,236 6,447,701
*TETRA Technologies, Inc. 304,594 2,345,374
#Texas Pacific Land Corp. 80,327 32,338,044
#*Tidewater, Inc. 125,294 9,404,568
#*Transocean, Ltd. 2,575,503 13,701,676
#*Uranium Energy Corp. 898,982 8,630,227
VAALCO Energy, Inc. 185,328 987,798
*Valaris, Ltd. 147,502 11,680,683
Valero Energy Corp. 223,502 69,933,776
Venture Global, Inc., Class A 120,358 1,610,390
Viper Energy, Inc., Class A 208,252 9,290,122
#Vitesse Energy, Inc. 77,990 1,216,644
W&T Offshore, Inc. 194,564 698,485
Weatherford International PLC 160,181 14,062,290
Shares Value
ENERGY — (Continued)
Williams Cos., Inc. (The) 786,250 $ 56,248,325
World Kinect Corp. 143,467 5,718,595
TOTAL ENERGY 2,661,216,848
FINANCIALS — (15.3%)
1st Source Corp. 54,488 4,889,753
*Acacia Research Corp. 36,795 163,002
Acadian Asset Management, Inc. 60,236 5,209,812
ACNB Corp. 13,048 841,335
Affiliated Managers Group, Inc. 64,120 23,514,728
*Affinity Bancshares, Inc. 7,054 162,242
#*Affirm Holdings, Inc., Class A 405,432 28,992,442
Aflac, Inc. 471,486 60,105,035
Alerus Financial Corp. 32,122 1,068,699
Allstate Corp. (The) 328,686 86,799,399
Ally Financial, Inc. 423,657 18,357,058
#*AlTi Global, Inc. 2,884 10,382
Amalgamated Financial Corp. 68,045 3,360,062
Amerant Bancorp, Inc., Class A 68,948 2,040,861
American Coastal Insurance
Corp. 37,406 397,252
American Express Co. 367,692 123,636,435
American Financial Group, Inc. 171,197 24,262,039
American International Group,
Inc. 579,497 45,536,874
Ameriprise Financial, Inc. 136,632 74,579,211
Ameris Bancorp 132,089 11,519,482
AMERISAFE, Inc. 17,611 511,423
AmeriServ Financial, Inc. 3,367 15,387
Ames National Corp. 12,248 374,666
Aon PLC, Class A 222,740 80,308,907
Apollo Global Management, Inc. 370,674 46,552,948
*Arch Capital Group, Ltd. 368,518 37,047,115
#Ares Management Corp., Class
A 57,525 7,368,377
Arrow Financial Corp. 39,342 1,567,385
#Arthur J. Gallagher & Co. 133,554 33,311,039
Artisan Partners Asset
Management, Inc., Class A 161,841 6,350,641
Associated Banc-Corp 407,222 12,575,015
Associated Capital Group, Inc.,
Class A 3,112 104,065
Assurant, Inc. 78,070 21,796,363
#Assured Guaranty, Ltd. 94,764 7,838,878
Atlantic Union Bankshares Corp. 286,753 12,166,930
*Atlanticus Holdings Corp. 31,384 3,310,698
Auburn National Bancorp, Inc. 2,938 76,946
Axis Capital Holdings, Ltd. 162,383 17,102,178
*Axos Financial, Inc. 109,367 11,090,907
#*Baldwin Insurance Group, Inc.
(The), Class A 73,033 2,025,935
Banc of California, Inc. 384,765 7,368,250
BancFirst Corp. 63,197 7,129,886
*Bancorp, Inc. (The) 97,559 6,543,282
Bank First Corp. 20,434 3,121,089
Bank of America Corp. 2,621,541 162,404,465
Bank of Hawaii Corp. 99,086 7,916,971
Bank of Marin Bancorp 38,963 1,136,161

65
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Bank of New York Mellon Corp.
(The) 586,092 $ 91,623,762
Bank of NT Butterfield & Son,
Ltd. (The) 97,206 5,957,756
Bank of the James Financial
Group, Inc. 2,062 55,756
Bank OZK 231,371 11,869,332
Bank7 Corp. 2,655 133,493
BankUnited, Inc. 177,133 8,263,254
Bankwell Financial Group, Inc. 18,277 1,245,578
Banner Corp. 85,552 6,023,716
Bar Harbor Bankshares 38,124 1,513,904
BayCom Corp. 21,979 663,326
BCB Bancorp, Inc. 28,670 286,413
Beacon Financial Corp. 211,195 6,654,754
*Berkshire Hathaway, Inc., Class
B 702,560 359,387,542
BGC Group, Inc., Class A 800,402 9,220,631
Blackrock, Inc. 42,226 46,042,808
Blackstone, Inc. 123,608 15,790,922
*Block, Inc., Class A 398,270 32,355,455
#Blue Ridge Bankshares, Inc. 12,278 43,096
BOK Financial Corp. 129,151 18,247,745
*Bowhead Specialty Holdings,
Inc. 4,086 124,991
#*BRC Group Holdings, Inc. 18,795 134,572
Bread Financial Holdings, Inc. 107,973 11,668,642
*Bridgewater Bancshares, Inc. 55,502 1,136,681
#*Brighthouse Financial, Inc. 122,947 7,611,649
*Broadway Financial Corp. 1,626 16,439
#Brown & Brown, Inc. 181,359 12,767,674
Burke & Herbert Financial
Services Corp. 3,447 252,493
Business First Bancshares, Inc. 70,715 2,250,151
*BV Financial, Inc. 2,851 58,560
Byline Bancorp, Inc. 104,723 4,112,472
C&F Financial Corp. 8,312 686,488
California Bancorp 12,112 257,986
Camden National Corp. 40,460 2,342,229
Capital Bancorp, Inc. 6,996 261,161
Capital City Bank Group, Inc. 40,532 2,102,395
Capital One Financial Corp. 372,223 77,798,329
Capitol Federal Financial, Inc. 320,163 2,830,241
#Carlyle Group, Inc. (The) 510,924 23,512,722
Carter Bankshares, Inc. 51,021 1,764,306
Cass Information Systems, Inc. 32,442 1,814,157
Cathay General Bancorp 138,447 8,748,466
CB Financial Services, Inc. 1,846 67,619
Cboe Global Markets, Inc. 107,994 33,502,979
Central Pacific Financial Corp. 67,011 2,640,233
CF Bankshares, Inc. 4,596 163,434
Charles Schwab Corp. (The) 778,111 81,888,402
Chemung Financial Corp. 7,325 596,914
ChoiceOne Financial Services,
Inc. 500 17,015
Chubb, Ltd. 149,504 52,428,063
Cincinnati Financial Corp. 217,140 38,581,435
Citigroup, Inc. 693,219 91,816,857
Citizens & Northern Corp. 38,486 977,160
Shares Value
FINANCIALS — (Continued)
Citizens Community Bancorp,
Inc. 13,901 $ 305,822
Citizens Financial Group, Inc. 579,141 41,495,453
Citizens Financial Services, Inc. 437 33,876
City Holding Co. 35,406 5,137,765
Civista Bancshares, Inc. 33,008 959,212
CME Group, Inc., Class A 92,163 24,680,330
CNB Financial Corp. 56,074 1,968,197
CNO Financial Group, Inc. 189,721 10,451,730
#*Coastal Financial Corp. 35,526 1,456,211
Cohen & Co., Inc. 1,238 16,403
Cohen & Steers, Inc. 106,702 8,778,374
*Coinbase Global, Inc., Class A 155,312 22,715,933
Colony Bankcorp, Inc. 41,511 909,921
Columbia Banking System, Inc. 606,915 18,978,232
#*Columbia Financial, Inc. 592,925 6,409,523
Commerce Bancshares, Inc. 272,108 16,127,841
Community Bancorp 507 20,508
Community Financial System,
Inc. 99,730 6,463,501
Community Trust Bancorp, Inc. 43,475 3,410,614
Community West Bancshares 64,657 1,618,365
ConnectOne Bancorp, Inc. 121,799 4,012,059
*Consumer Portfolio Services,
Inc. 32,536 303,236
Corebridge Financial, Inc. 1,093,991 34,121,579
*Corpay, Inc. 136,786 52,267,298
Crawford & Co., Class A 43,171 470,996
Crawford & Co., Class B 51,124 514,819
#*Credit Acceptance Corp. 23,224 13,212,366
Cullen/Frost Bankers, Inc. 124,579 20,722,471
*Customers Bancorp, Inc. 85,148 6,699,445
CVB Financial Corp. 436,691 9,768,778
#*Dave, Inc. 25,459 9,488,315
DigitalBridge Group, Inc. 264,506 4,197,710
Dime Community Bancshares,
Inc. 98,586 4,018,365
Donegal Group, Inc., Class A 70,170 1,385,156
Donegal Group, Inc., Class B 1,947 42,445
*Donnelley Financial Solutions,
Inc. 60,164 2,845,757
Eagle Bancorp Montana, Inc. 11,611 272,046
Eagle Bancorp, Inc. 77,116 2,139,969
Eagle Financial Services, Inc. 360 14,598
East West Bancorp, Inc. 210,060 27,517,860
Eastern Bankshares, Inc. 519,664 11,931,485
*ECB Bancorp, Inc./MD 619 12,720
Employers Holdings, Inc. 57,079 2,885,343
Enact Holdings, Inc. 143,359 6,783,748
*Encore Capital Group, Inc. 53,577 5,040,524
*Enova International, Inc. 61,034 15,511,181
Enterprise Financial Services
Corp. 91,861 6,091,303
Equitable Holdings, Inc. 518,302 24,697,090
Equity Bancshares, Inc., Class A 45,689 2,315,519
#Erie Indemnity Co., Class A 19,490 4,717,360
#Esquire Financial Holdings, Inc. 17,557 2,268,716
Essent Group, Ltd. 211,324 13,938,931
#*Euronet Worldwide, Inc. 83,351 5,945,427

66
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Evercore, Inc., Class A 70,045 $ 22,453,625
Everest Group, Ltd. 56,540 21,154,441
EVERTEC, Inc. 76,373 2,324,794
#*EZCORP, Inc., Class A 146,792 4,369,998
F&G Annuities & Life, Inc. 102,150 2,918,426
#FactSet Research Systems, Inc. 18,476 4,862,883
Farmers & Merchants Bancorp,
Inc. 6,363 212,270
Farmers National Banc Corp. 46,428 736,348
*FB Bancorp, Inc. 2,915 45,051
FB Financial Corp. 129,302 7,807,255
Federal Agricultural Mortgage
Corp., Class A 695 112,190
Federal Agricultural Mortgage
Corp., Class C 23,405 5,326,978
Federated Hermes, Inc., Class B 182,013 10,913,499
Fidelity D&D Bancorp, Inc. 867 45,604
Fidelity National Financial, Inc. 390,886 20,165,809
Fidelity National Information
Services, Inc. 511,997 22,922,106
*Fifth District Bancorp, Inc. 707 12,450
Fifth Third Bancorp 1,087,282 61,431,433
*Finance Of America Cos, Inc.,
Class A 1,663 37,833
Financial Institutions, Inc. 42,996 1,782,614
Finward Bancorp 5,104 226,924
*Finwise Bancorp 17,276 237,718
First American Financial Corp. 192,355 14,424,701
#First Bancorp 104,240 6,553,569
First Bancorp 368,761 10,668,256
First Bancorp, Inc. (The) 26,230 920,673
First Bank 35,130 650,959
First Busey Corp. 216,330 6,675,944
First Business Financial
Services, Inc. 18,156 1,274,733
First Capital, Inc. 3,434 217,304
#First Citizens BancShares, Inc.,
Class A 15,239 33,322,359
First Commonwealth Financial
Corp. 258,448 5,564,385
First Community Bankshares,
Inc. 42,402 2,023,423
First Community Corp. 12,298 420,100
First Financial Bancorp 236,897 8,014,226
First Financial Bankshares, Inc. 251,431 8,835,285
First Financial Corp. 26,535 2,137,394
First Guaranty Bancshares, Inc. 2,269 21,760
First Hawaiian, Inc. 298,570 8,297,260
First Horizon Corp. 981,326 25,161,199
First Internet Bancorp 16,254 478,843
First Interstate BancSystem, Inc.,
Class A 236,398 8,987,852
First Merchants Corp. 158,626 6,843,126
First Mid Bancshares, Inc. 51,851 2,700,919
First National Corp. 5,593 177,578
#*First Northern Community
Bancorp 2,233 41,087
*First Northwest Bancorp 21,403 245,278
First United Corp. 12,988 573,290
Shares Value
FINANCIALS — (Continued)
First US Bancshares, Inc. 2,977 $ 49,120
*First Western Financial, Inc. 8,157 254,091
FirstCash Holdings, Inc. 94,701 19,319,951
#*Firstsun Capital Bancorp 48,829 1,888,706
*Fiserv, Inc. 75,399 4,067,022
Five Star Bancorp 12,597 594,452
Flagstar Bank NA 706,320 10,043,870
*Flywire Corp. 305,230 4,886,732
FNB Corp. 821,255 15,521,720
#Franklin Financial Services
Corp. 6,474 408,898
Franklin Resources, Inc. 706,249 23,913,591
FS Bancorp, Inc. 13,500 579,285
Fulton Financial Corp. 474,868 11,553,538
FVCBankcorp, Inc. 22,920 426,083
*Galaxy Digital, Inc., Class A 121,754 2,558,052
GCM Grosvenor, Inc., Class A 68,747 857,963
*Genworth Financial, Inc., Class
A 919,153 9,035,274
#German American Bancorp, Inc. 80,266 4,083,934
Glacier Bancorp, Inc. 247,471 12,197,846
Global Payments, Inc. 313,240 26,337,219
Globe Life, Inc. 127,903 23,310,322
Goldman Sachs Group, Inc.
(The) 162,051 165,029,497
#*Goosehead Insurance, Inc.,
Class A 10,183 631,346
Great Southern Bancorp, Inc. 27,086 2,175,277
*Green Dot Corp., Class A 132,727 1,740,051
Greene County Bancorp, Inc. 1,379 46,141
*Greenlight Capital Re, Ltd.,
Class A 90,256 1,502,762
HA Sustainable Infrastructure
Capital, Inc. 21,724 822,688
*Hagerty, Inc., Class A 5,045 58,169
Hamilton Insurance Group, Ltd.,
Class B 64,458 2,317,910
Hamilton Lane, Inc., Class A 49,794 4,427,185
Hancock Whitney Corp. 177,801 13,690,677
Hanmi Financial Corp. 70,023 2,232,333
Hanover Bancorp, Inc. 210 5,511
Hanover Insurance Group, Inc.
(The) 69,408 16,146,383
*Happen, Inc. 289,813 5,547,021
Hartford Insurance Group, Inc.
(The) 362,915 51,501,268
Hawthorn Bancshares, Inc. 4,727 184,306
HBT Financial, Inc. 9,194 329,513
HCI Group, Inc. 32,022 5,604,170
Hennessy Advisors, Inc. 14,900 146,467
Heritage Financial Corp. 80,700 2,399,211
*Heritage Global, Inc. 47,405 54,990
*Heritage Insurance Holdings,
Inc. 70,306 2,064,887
Hilltop Holdings, Inc. 114,962 4,534,101
#Hingham Institution For Savings
(The) 2,325 663,043
*Hippo Holdings, Inc. 59,983 1,886,465
Home Bancorp, Inc. 18,714 1,335,057

67
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Home BancShares, Inc. 378,501 $ 11,760,026
Home Federal Bancorp, Inc. of
Louisiana 603 13,875
HomeTrust Bancshares, Inc. 30,297 1,550,903
Hope Bancorp, Inc. 314,666 4,408,471
Horace Mann Educators Corp. 101,452 5,286,664
Horizon Bancorp, Inc. 125,265 2,561,669
Houlihan Lokey, Inc., Class A 103,698 13,013,062
Huntington Bancshares, Inc. 2,919,464 49,747,667
Independent Bank Corp. 45,168 1,725,418
Independent Bank Corp. 94,481 7,920,342
Interactive Brokers Group, Inc.,
Class A 56,277 4,951,813
Intercontinental Exchange, Inc. 318,648 48,587,447
International Bancshares Corp. 118,609 9,078,333
Invesco, Ltd. 911,589 26,983,034
Investar Holding Corp. 28,826 868,239
Investors Title Co. 4,640 1,342,306
#Isabella Bank Corp. 306 12,151
Jack Henry & Associates, Inc. 151,493 23,335,982
Jackson Financial, Inc., Class A 155,148 18,971,497
James River Group Holdings,
Inc. 75,600 339,444
Jefferies Financial Group, Inc. 419,664 22,913,654
John Marshall Bancorp, Inc. 793 18,398
JPMorgan Chase & Co. 1,483,165 521,762,615
Kearny Financial Corp. 177,754 1,704,661
Kemper Corp. 70,651 2,005,075
*Kentucky First Federal Bancorp 3,510 19,129
#*Kestrel Group, Ltd. 3,800 33,706
KeyCorp 1,565,843 35,372,393
Kingstone Cos., Inc. 19,489 389,195
#Kinsale Capital Group, Inc. 38,357 13,671,202
KKR & Co., Inc. 159,251 16,152,829
#Lake Shore Bancorp, Inc. 4,441 76,252
Lakeland Financial Corp. 57,701 3,614,968
Landmark Bancorp, Inc. 4,082 127,930
#Lazard, Inc., Class A 240,022 10,172,132
LCNB Corp. 22,599 447,686
*LendingTree, Inc. 31,910 1,016,653
Lincoln National Corp. 353,955 16,143,888
Live Oak Bancshares, Inc. 110,692 4,737,618
#*loanDepot, Inc., Class A 27,936 27,411
Loews Corp. 295,293 34,256,941
LPL Financial Holdings, Inc. 151,128 53,453,974
M&T Bank Corp. 110,966 27,329,816
Magyar Bancorp, Inc. 6,521 124,225
MainStreet Bancshares, Inc. 1,782 41,093
*Markel Group, Inc. 16,595 31,237,432
#MarketAxess Holdings, Inc. 24,286 3,941,618
MarketWise, Inc. 102 2,009
*Marqeta, Inc., Class A 233,890 4,060,330
Marsh & McLennan Cos., Inc. 296,877 56,314,598
Mastercard, Inc., Class A 442,247 253,451,756
Mechanics Bancorp 6,244 104,837
Mercantile Bank Corp. 39,441 2,369,615
#Merchants Bancorp 95,310 5,259,206
Mercury General Corp. 113,553 12,163,797
Shares Value
FINANCIALS — (Continued)
Meridian Corp. 17,998 $ 353,481
MetLife, Inc. 801,091 77,008,878
Metrocity Bankshares, Inc. 13,254 468,927
Metropolitan Bank Holding Corp. 27,539 2,546,807
MGIC Investment Corp. 495,003 14,869,890
Mid Penn Bancorp, Inc. 21,558 826,534
Midland States Bancorp, Inc. 56,091 1,888,584
Moelis & Co., Class A 152,523 10,231,243
Moody's Corp. 113,509 54,300,435
Morgan Stanley 634,026 133,411,751
Morningstar, Inc. 25,580 4,925,941
MSCI, Inc., Class A 37,993 21,741,114
MVB Financial Corp. 23,321 714,789
Nasdaq, Inc. 406,212 38,261,108
National Bank Holdings Corp.,
Class A 112,317 4,850,971
National Bankshares, Inc. 6,617 268,650
Navient Corp. 242,095 2,031,177
NB Bancorp, Inc. 11,771 270,851
NBT Bancorp, Inc. 131,207 6,908,049
*NCR Atleos Corp. 161,252 7,583,682
Nelnet, Inc., Class A 47,809 6,495,809
#*NerdWallet, Inc., Class A 103,532 931,788
*NI Holdings, Inc. 25,910 392,536
Nicolet Bankshares, Inc. 51,624 8,823,574
*NMI Holdings, Inc., Class A 176,661 7,826,082
Northeast Bank 21,207 2,633,273
Northeast Community Bancorp,
Inc. 11,614 310,094
Northern Trust Corp. 276,819 50,433,654
Northrim BanCorp, Inc. 52,552 1,393,154
Northwest Bancshares, Inc. 368,635 5,802,315
Norwood Financial Corp. 6,661 226,407
Oak Valley Bancorp 9,383 317,802
OceanFirst Financial Corp. 215,133 4,154,218
*Octave Specialty Group, Inc. 119,300 644,220
OFG Bancorp 109,100 5,767,026
Ohio Valley Banc Corp. 6,974 293,326
Old National Bancorp 778,038 20,726,932
Old Republic International Corp. 484,541 20,937,017
Old Second Bancorp, Inc. 121,384 3,069,801
OneMain Holdings, Inc., Class A 260,371 16,294,017
*Onity Group, Inc. 18,995 696,357
OP Bancorp 24,152 376,771
*Oportun Financial Corp. 78,034 432,308
Oppenheimer Holdings, Inc.,
Class A 17,257 1,840,286
*OppFi, Inc. 9,772 91,564
*OptimumBank Holdings, Inc. 1,400 10,640
Orange County Bancorp, Inc. 4,262 163,021
Origin Bancorp, Inc. 77,400 4,236,102
Orrstown Financial Services, Inc. 30,190 1,290,019
*Oscar Health, Inc., Class A 287,540 8,976,999
*Palomar Holdings, Inc. 54,737 7,323,263
Park National Corp. 32,019 6,664,755
Parke Bancorp, Inc. 30,350 1,036,452
Pathfinder Bancorp, Inc. 1,566 25,025
Pathward Financial, Inc. 52,936 4,671,073

68
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
*Paymentus Holdings, Inc., Class
A 39,693 $ 1,353,531
*Payoneer Global, Inc. 698,675 5,009,500
PayPal Holdings, Inc. 669,917 38,325,952
#*Paysafe, Ltd. 55,731 450,306
*Paysign, Inc. 3,475 31,136
PCB Bancorp 14,583 406,428
Peapack-Gladstone Financial
Corp. 45,069 2,072,273
#Pelagos Insurance Capital, Ltd. 245,460 6,207,683
PennyMac Financial Services,
Inc. 128,216 9,668,769
Peoples Bancorp of North
Carolina, Inc. 8,606 370,058
Peoples Bancorp, Inc. 91,307 3,803,850
Peoples Financial Services Corp. 19,385 1,363,929
Perella Weinberg Partners, Class
A 38,979 687,979
Pinnacle Financial Partners, Inc. 312,729 32,908,473
*Pioneer Bancorp, Inc. 33,996 585,411
#Piper Sandler Cos. 128,690 9,754,702
PJT Partners, Inc., Class A 42,437 7,142,571
Plumas Bancorp 6,332 388,215
PNC Financial Services Group,
Inc. (The) 158,324 39,560,418
*Ponce Financial Group, Inc. 45,564 919,482
Popular, Inc. 132,624 23,237,051
*Porch Group, Inc. 56,724 819,662
*PRA Group, Inc. 109,648 1,904,586
Preferred Bank/Los Angeles CA 29,978 3,130,902
*Presurance Holdings, Inc. 194 1,112
Primerica, Inc. 66,259 21,200,230
Primis Financial Corp. 60,188 964,212
Princeton Bancorp, Inc. 5,605 231,150
Principal Financial Group, Inc. 343,474 39,052,994
*Priority Technology Holdings,
Inc. 245 1,592
PROG Holdings, Inc. 100,440 4,421,369
Progressive Corp. (The) 342,146 72,336,507
Prosperity Bancshares, Inc. 241,748 18,099,673
Provident Financial Holdings, Inc. 6,668 118,424
Provident Financial Services, Inc. 327,176 8,074,704
Prudential Financial, Inc. 328,961 40,159,559
QCR Holdings, Inc. 38,139 3,926,410
Radian Group, Inc. 228,664 8,915,609
Raymond James Financial, Inc. 201,440 35,449,411
RBB Bancorp 39,983 1,054,352
Red River Bancshares, Inc. 5,903 593,547
Regional Management Corp. 20,720 668,634
Regions Financial Corp. 1,242,141 38,444,264
Reinsurance Group of America,
Inc. 85,496 20,249,728
*Remitly Global, Inc. 323,394 7,363,681
RenaissanceRe Holdings, Ltd. 67,661 21,650,167
Renasant Corp. 219,144 9,548,104
*Repay Holdings Corp., Class A 1,328 5,312
Republic Bancorp, Inc., Class A 35,950 3,578,463
*Rhinebeck Bancorp, Inc. 7,756 93,077
Richmond Mutual Bancorp, Inc. 5,489 85,903
Shares Value
FINANCIALS — (Continued)
Riverview Bancorp, Inc. 36,579 $ 193,869
RLI Corp. 160,834 9,849,474
*Robinhood Markets, Inc., Class
A 458,008 39,645,172
*Rocket Cos., Inc., Class A 504,543 6,508,605
S&P Global, Inc. 121,274 49,956,399
S&T Bancorp, Inc. 90,067 4,696,994
Safety Insurance Group, Inc. 36,144 3,736,928
SB Financial Group, Inc. 9,052 237,887
Seacoast Banking Corp. of
Florida 156,406 5,433,544
*Security National Financial
Corp., Class A 30,757 288,189
SEI Investments Co. 213,389 21,974,799
Selective Insurance Group, Inc. 115,395 10,938,292
*Selectquote, Inc. 55,549 41,495
ServisFirst Bancshares, Inc. 95,353 8,534,093
#*Sezzle, Inc. 37,347 5,779,448
#*Shift4 Payments, Inc., Class A 16,217 859,501
Shore Bancshares, Inc. 78,057 1,912,396
Sierra Bancorp 34,990 1,426,192
Silvercrest Asset Management
Group, Inc., Class A 11,402 117,213
Simmons First National Corp.,
Class A 334,894 7,900,149
*SiriusPoint, Ltd. 296,279 7,006,998
*Skyward Specialty Insurance
Group, Inc. 101,618 6,091,999
#SLM Corp. 456,116 11,856,735
SmartFinancial, Inc. 19,677 1,031,075
#*SoFi Technologies, Inc. 1,850,546 30,182,405
Sound Financial Bancorp, Inc. 3,445 162,707
South Plains Financial, Inc. 14,377 644,665
*Southern First Bancshares, Inc. 21,418 1,336,483
Southern Missouri Bancorp, Inc. 24,922 1,929,212
Southside Bancshares, Inc. 69,975 2,274,887
SOUTHSTATE BANK Corp. 207,325 21,787,784
SR Bancorp, Inc. 1,936 37,849
State Street Corp. 211,073 38,871,204
*<Sterling Bancorp, Inc. 71,357 –
Stewart Information Services
Corp. 65,181 4,405,584
Stifel Financial Corp. 270,186 22,401,121
Stock Yards Bancorp, Inc. 71,621 6,094,947
*StoneX Group, Inc. 223,730 17,131,006
*Summit State Bank 8,120 100,607
Synchrony Financial 643,836 48,796,330
#T. Rowe Price Group, Inc. 288,832 32,276,976
Texas Capital Bancshares, Inc. 107,561 10,632,405
#TFS Financial Corp. 363,612 6,694,097
*Third Coast Bancshares, Inc. 34,094 1,494,681
Timberland Bancorp, Inc. 16,697 748,527
Tiptree, Inc. 85,239 1,514,697
*Toast, Inc., Class A 199,451 6,436,284
Tompkins Financial Corp. 32,802 3,274,952
Towne Bank/Portsmouth VA 165,247 6,264,514
*TPG, Inc. 168,658 1,687
TPG, Inc., Class A 43,596 1,903,401
Tradeweb Markets, Inc., Class A 88,728 8,917,164

69
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Travelers Cos., Inc. (The) 322,943 $ 120,896,941
TriCo Bancshares 75,898 4,367,171
*Triumph Financial, Inc. 59,842 4,543,803
Truist Financial Corp. 947,488 49,117,778
#*Trupanion, Inc. 38,429 941,126
TrustCo Bank Corp. 45,754 2,607,063
Trustmark Corp. 147,658 7,006,372
*TWFG, Inc., Class A 2,354 63,087
UMB Financial Corp. 154,984 22,585,818
Union Bankshares, Inc. 1,060 24,412
United Bancorp, Inc. 3,975 60,619
United Bankshares, Inc. 296,158 14,348,855
United Community Banks, Inc. 253,292 8,976,668
United Fire Group, Inc. 60,778 3,121,558
Unity Bancorp, Inc. 23,648 1,392,631
Universal Insurance Holdings,
Inc. 67,111 2,933,422
Univest Financial Corp. 70,523 3,119,938
Unum Group 244,551 21,058,287
#*Upstart Holdings, Inc. 16,131 442,635
US Bancorp 912,704 57,509,479
US Global Investors, Inc., Class
A 4,102 11,732
USCB Financial Holdings, Inc. 15,022 330,033
*Usio, Inc. 5,349 11,393
#UWM Holdings Corp. 62,024 112,884
Valley National Bancorp 1,205,770 17,230,453
Value Line, Inc. 492 16,821
*Velocity Financial, Inc. 31,853 558,702
#Victory Capital Holdings, Inc.,
Class A 149,038 14,759,233
Virginia National Bankshares
Corp. 3,290 150,666
Virtu Financial, Inc., Class A 200,534 11,777,362
Virtus Investment Partners, Inc. 16,204 2,582,107
Visa, Inc., Class A 915,838 335,315,767
Voya Financial, Inc. 210,829 20,962,727
W. R. Berkley Corp. 517,040 37,506,082
WaFd, Inc. 188,529 6,932,211
Walker & Dunlop, Inc. 46,656 2,318,337
Washington Trust Bancorp, Inc. 49,365 1,924,248
Waterstone Financial, Inc. 60,100 1,233,252
Webster Financial Corp. 318,457 24,591,250
*Webull Corp. 9,380 66,223
Wells Fargo & Co. 1,745,498 150,898,302
WesBanco, Inc. 224,946 9,308,265
West Bancorp, Inc. 46,857 1,314,339
Westamerica Bancorp 66,043 3,972,486
Western Alliance Bancorp 214,196 17,240,636
Western New England Bancorp,
Inc. 94,860 1,226,540
#Western Union Co. (The) 743,560 4,729,042
Westwood Holdings Group, Inc. 18,611 356,773
*WEX, Inc. 76,783 14,355,350
#White Mountains Insurance
Group, Ltd. 5,391 11,308,862
#Willis Towers Watson PLC 138,624 46,566,574
Wintrust Financial Corp. 137,251 21,897,025
#WisdomTree, Inc. 338,314 6,553,142
Shares Value
FINANCIALS — (Continued)
*World Acceptance Corp. 11,799 $ 2,121,578
WSFS Financial Corp. 117,770 9,445,154
WVS Financial Corp. 90 1,724
Zions Bancorp NA 325,496 22,687,071
TOTAL FINANCIALS 7,467,226,657
HEALTH CARE — (9.8%)
*10X Genomics, Inc., Class A 200,423 9,473,995
*4D Molecular Therapeutics, Inc. 44,264 450,608
Abbott Laboratories 765,532 80,916,732
AbbVie, Inc. 833,285 209,104,538
*Absci Corp. 104,351 811,851
#*AC Immune SA 7,863 17,220
*Acadia Healthcare Co., Inc. 147,048 4,355,562
*ACADIA Pharmaceuticals, Inc. 348,929 9,026,793
*Aclaris Therapeutics, Inc. 21,533 111,972
Acme United Corp. 1,722 97,913
*Acumen Pharmaceuticals, Inc. 9,637 20,720
*AdaptHealth Corp., Class A 354,370 3,827,196
*Addus HomeCare Corp. 48,159 5,561,401
*ADMA Biologics, Inc. 151,191 1,279,076
Agilent Technologies, Inc. 205,434 28,425,903
*Agios Pharmaceuticals, Inc. 148,558 4,459,711
*Align Technology, Inc. 96,570 16,335,781
*Alignment Healthcare, Inc. 59,018 876,417
#*Aligos Therapeutics, Inc. 1,855 7,847
*Alkermes PLC 290,023 14,208,227
#*Allogene Therapeutics, Inc. 241,276 453,599
*Alnylam Pharmaceuticals, Inc. 70,628 14,515,467
#*Altimmune, Inc. 34,439 97,807
*Alto Neuroscience, Inc. 1,273 34,460
*American Well Corp., Class A 1,112 11,954
Amgen, Inc. 349,950 134,786,742
*AMN Healthcare Services, Inc. 77,165 2,595,059
*Amneal Pharmaceuticals, Inc. 453,710 8,311,967
*Amphastar Pharmaceuticals,
Inc. 57,513 1,146,809
*Amylyx Pharmaceuticals, Inc. 54,057 1,097,898
#*AN2 Therapeutics, Inc. 3,416 18,276
*Anavex Life Sciences Corp. 4,671 12,845
*AngioDynamics, Inc. 110,473 1,633,896
#*ANI Pharmaceuticals, Inc. 59,018 4,676,586
*Anika Therapeutics, Inc. 900 17,352
*Annexon, Inc. 220,778 1,124,864
*Apyx Medical Corp. 713 2,923
#*Arcturus Therapeutics
Holdings, Inc. 24,073 138,660
#*Arcus Biosciences, Inc. 11,946 336,758
#*ArriVent Biopharma, Inc. 11,565 344,868
*Arrowhead Pharmaceuticals,
Inc. 153,604 13,002,579
#*Artivion, Inc. 90,038 2,415,720
*Arvinas, Inc. 71,348 572,924
*Astrana Health, Inc. 124,687 4,433,870
#*Atea Pharmaceuticals, Inc. 58,155 273,328
*AtriCure, Inc. 118,857 4,488,040
*Aura Biosciences, Inc. 2,107 14,770
*Avantor, Inc. 2,958 40,761

70
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Aveanna Healthcare Holdings,
Inc. 153,108 $ 1,437,684
*Axogen, Inc. 14,289 603,139
*Aytu BioPharma, Inc. 4,122 9,192
#*Azenta, Inc. 114,822 3,229,943
Baxter International, Inc. 23,217 607,357
#*Beam Therapeutics, Inc. 279,189 7,124,903
Becton Dickinson & Co. 244,485 40,491,606
*Beta Bionics, Inc. 31,479 403,876
#*Bicara Therapeutics, Inc. 37,497 1,016,169
#*BioAge Labs, Inc. 27,726 250,643
*BioCryst Pharmaceuticals, Inc. 36,571 328,408
*Biogen, Inc. 114,920 23,323,014
*BioLife Solutions, Inc. 126,802 3,966,367
*BioMarin Pharmaceutical, Inc. 347,383 20,849,928
#*Bio-Rad Laboratories, Inc.,
Class A 55,879 18,187,497
Bio-Techne Corp. 328,954 23,714,294
*Bioventus, Inc., Class A 133,567 1,759,077
*Black Diamond Therapeutics,
Inc. 35,761 60,436
*Boston Scientific Corp. 261,773 12,232,652
*Bridgebio Pharma, Inc. 122,380 9,801,414
*BrightSpring Health Services,
Inc. 427,392 25,519,576
Bristol-Myers Squibb Co. 1,507,891 98,480,361
*Brookdale Senior Living, Inc. 466,023 6,803,936
Bruker Corp. 279,427 17,559,193
*Butterfly Network, Inc., Class A 195,291 1,388,519
*C4 Therapeutics, Inc. 115,180 400,826
#*Cardiff Oncology, Inc. 34 29
Cardinal Health, Inc. 129,668 29,827,530
#*CareCloud, Inc. 6,835 16,677
*CareDx, Inc. 136,968 5,986,871
#*Caribou Biosciences, Inc. 74,931 109,399
*Castle Biosciences, Inc. 71,710 2,007,880
*Celldex Therapeutics, Inc. 79,126 3,011,536
Cencora, Inc. 187,770 58,460,312
*Centene Corp. 213,462 13,281,606
#*Century Therapeutics, Inc. 9,543 19,277
#*Certara, Inc. 49,497 400,926
#*CG oncology, Inc. 58,331 4,152,584
*Charles River Laboratories
International, Inc. 106,991 24,876,477
Chemed Corp. 27,954 14,878,516
Cigna Group (The) 249,999 69,762,221
#*Climb Bio, Inc. 13,817 164,422
*Clover Health Investments
Corp., Class A 228,838 954,254
*Codexis, Inc. 19,277 26,988
*Collegium Pharmaceutical, Inc. 87,442 3,094,572
*Community Health Systems,
Inc. 202,789 565,781
*Compass Therapeutics, Inc. 166,283 317,601
Concentra Group Holdings
Parent, Inc. 271,764 8,601,331
CONMED Corp. 18,466 854,976
#*Contineum Therapeutics, Inc.,
Class A 1,762 27,293
Shares Value
HEALTH CARE — (Continued)
*Cooper Cos., Inc. (The) 266,539 $ 19,276,100
*Corbus Pharmaceuticals
Holdings, Inc. 4,229 37,934
*Corcept Therapeutics, Inc. 59,413 6,802,194
*CorVel Corp. 65,667 3,943,960
*Coya Therapeutics, Inc. 1,977 8,284
*Crinetics Pharmaceuticals, Inc. 135,472 11,314,621
*CryoPort, Inc. 137,752 2,078,678
*Cullinan Therapeutics, Inc. 170,697 2,816,500
Cumberland Pharmaceuticals,
Inc. 3,702 24,729
*CVRx, Inc. 5,367 27,774
CVS Health Corp. 539,188 56,307,403
*Cyclerion Therapeutics, Inc. 2,189 7,530
*Cytek Biosciences, Inc. 372,840 1,573,385
*CytomX Therapeutics, Inc. 71,243 220,853
Danaher Corp. 206,588 40,280,528
*DaVita, Inc. 121,442 29,157,010
*Definitive Healthcare Corp.,
Class A 204,300 139,394
*Delcath Systems, Inc. 12,489 152,616
*Denali Therapeutics, Inc. 238,844 5,498,189
#DENTSPLY SIRONA, Inc. 299,258 4,001,079
*Design Therapeutics, Inc. 32,522 396,118
*Dexcom, Inc. 499,383 41,673,511
*Dianthus Therapeutics, Inc. 27,975 2,991,087
#*Disc Medicine, Inc., Class A 83,295 6,413,715
#*Doximity, Inc., Class A 99,952 2,089,996
*Dyne Therapeutics, Inc. 217,916 5,487,125
*Edgewise Therapeutics, Inc. 103,617 3,982,001
*Edwards Lifesciences Corp. 365,740 31,479,242
*Elanco Animal Health, Inc. 1,095,995 28,901,388
*Electromed, Inc. 6,646 270,692
#*Eledon Pharmaceuticals, Inc. 45,699 154,463
Elevance Health, Inc. 134,875 50,691,420
Eli Lilly & Co. 436,467 501,430,748
*Emergent BioSolutions, Inc. 140,649 1,015,486
*Enanta Pharmaceuticals, Inc. 1,234 15,548
Encompass Health Corp. 213,718 23,737,658
*Enliven Therapeutics, Inc. 28,939 1,586,147
#*Enovis Corp. 111,597 3,253,053
Ensign Group, Inc. (The) 111,655 19,892,455
*Entrada Therapeutics, Inc. 2,069 14,049
*Envista Holdings Corp. 424,910 11,604,292
*Erasca, Inc. 402,637 7,307,862
*Eton Pharmaceuticals, Inc. 1,005 46,652
*Exagen, Inc. 3,498 15,846
*Exelixis, Inc. 512,586 27,182,436
*EyePoint, Inc. 48,608 595,448
#*First Tracks Biotherapeutics,
Inc. 108 4,756
*Fortrea Holdings, Inc. 188,104 3,605,954
*Fulcrum Therapeutics, Inc. 93,958 336,370
#*Fulgent Genetics, Inc. 72,279 1,196,217
GE HealthCare Technologies,
Inc. 435,601 29,629,580
#*GeneDx Holdings Corp., Class
A 17,852 1,162,344
Gilead Sciences, Inc. 853,774 111,169,913

71
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Ginkgo Bioworks Holdings, Inc. 29,590 $ 239,383
*Glaukos Corp. 5,937 989,817
#*Globus Medical, Inc., Class A 205,617 16,200,563
*GoodRx Holdings, Inc., Class A 129,204 396,656
#*GRAIL, Inc. 89,883 6,162,378
*Guardant Health, Inc. 26,598 4,308,610
#*Guardian Pharmacy Services,
Inc., Class A 43,840 1,732,995
*Haemonetics Corp. 104,425 8,932,515
*Halozyme Therapeutics, Inc. 192,370 15,878,220
#*Harmony Biosciences
Holdings, Inc. 155,644 5,484,895
#*Harrow, Inc. 61,585 2,387,650
*Harvard Bioscience, Inc. 1,029 6,277
HCA Healthcare, Inc. 28,662 11,539,035
*HealthEquity, Inc. 149,037 14,994,613
HealthStream, Inc. 66,176 1,855,575
*Henry Schein, Inc. 270,764 23,218,013
Humana, Inc. 100,648 36,621,781
*ICON PLC 78,995 12,920,817
*ICU Medical, Inc. 59,169 9,970,568
*Ideaya Biosciences, Inc. 195,984 6,957,432
*IDEXX Laboratories, Inc. 68,864 38,499,796
*Illumina, Inc. 102,629 21,049,208
*ImmuCell Corp. 108 1,211
#*Immuneering Corp., Class A 3,598 14,860
#*Immunome, Inc. 79,397 1,807,076
*Incyte Corp. 298,672 35,697,277
*Indivior Pharmaceuticals, Inc. 186,083 7,445,181
*InfuSystem Holdings, Inc. 6,529 59,675
*Innovage Holding Corp. 120 1,363
*Innoviva, Inc. 198,691 4,166,550
*Inogen, Inc. 41,509 267,733
*Insmed, Inc. 48,566 4,788,608
*Instil Bio, Inc. 1,385 9,861
*Insulet Corp. 92,460 15,288,261
#*Integer Holdings Corp. 75,982 9,209,778
*Integra LifeSciences Holdings
Corp. 82,498 1,373,592
#*Intellia Therapeutics, Inc. 366,640 3,915,715
*Intuitive Surgical, Inc. 57,145 20,191,043
#*Iovance Biotherapeutics, Inc. 1,058,335 4,307,423
*IQVIA Holdings, Inc. 204,603 48,085,797
iRadimed Corp. 7,019 637,746
*Ironwood Pharmaceuticals, Inc.,
Class A 272,518 1,152,751
*Jazz Pharmaceuticals PLC 147,012 37,173,454
Johnson & Johnson 1,573,375 403,334,681
*Joint Corp. (The) 6,965 57,740
#*Kalaris Therapeutics, Inc. 2,614 9,175
*Keros Therapeutics, Inc. 20,827 209,728
*Kewaunee Scientific Corp. 3,740 133,593
#*Kiniksa Pharmaceuticals
International PLC, Class A 88,365 6,569,054
*Kiora Pharmaceuticals, Inc. 3,510 9,196
*Krystal Biotech, Inc. 55,740 19,014,029
*Kura Oncology, Inc. 154,436 1,391,468
*Kymera Therapeutics, Inc. 113,415 11,727,111
#*Kyverna Therapeutics, Inc. 4,410 32,193
Shares Value
HEALTH CARE — (Continued)
Labcorp Holdings, Inc. 128,788 $ 39,821,250
*Lantern Pharma, Inc. 643 1,691
#*Lantheus Holdings, Inc. 118,405 11,797,874
#*Larimar Therapeutics, Inc. 105,245 402,036
LeMaitre Vascular, Inc. 52,349 5,304,001
*LeonaBio, Inc. 1,048 7,399
*Lexeo Therapeutics, Inc. 171,599 708,704
*LifeStance Health Group, Inc. 875,885 9,179,275
*Lifeward, Ltd. 97 690
*Ligand Pharmaceuticals, Inc. 42,028 12,084,731
*Lipocine, Inc. 4,760 10,091
#*Liquidia Corp. 11,000 925,210
*LivaNova PLC 112,148 8,987,541
#*Lyell Immunopharma, Inc. 409 5,292
*MacroGenics, Inc. 1,871 6,904
#*Madrigal Pharmaceuticals, Inc. 1,256 586,954
*MannKind Corp. 58,407 228,371
#*Maravai LifeSciences
Holdings, Inc., Class A 14,388 94,529
#*Maze Therapeutics, Inc. 315 8,480
*MBX Biosciences, Inc. 16,676 1,099,449
McKesson Corp. 21,978 18,817,344
*Medpace Holdings, Inc. 41,624 24,021,627
Medtronic PLC 496,038 42,356,685
Merck & Co., Inc. 1,689,172 219,930,194
*Merit Medical Systems, Inc. 98,000 8,330,980
Mesa Laboratories, Inc. 11,543 1,163,650
*Mettler-Toledo International, Inc. 12,231 17,322,765
#*Mineralys Therapeutics, Inc. 100,244 2,558,227
#*Moderna, Inc. 485,915 26,637,860
*Molina Healthcare, Inc. 45,479 8,896,602
#*Monte Rosa Therapeutics, Inc. 100,792 1,665,084
*Myriad Genetics, Inc. 47,694 136,405
*Natera, Inc. 42,957 11,502,166
National HealthCare Corp. 40,534 9,161,900
*Nautilus Biotechnology, Inc.,
Class A 49,078 47,949
#*Neogen Corp. 593,310 7,143,452
*NeoGenomics, Inc. 344,253 5,263,628
*Neumora Therapeutics, Inc. 12,147 19,557
*Neurocrine Biosciences, Inc. 141,799 23,652,073
*Neurogene, Inc. 3,984 131,034
*NextCure, Inc. 59 245
*Nkarta, Inc. 6,442 13,464
*Novocure, Ltd. 40,482 600,753
NRC Health 17,485 341,132
*Nurix Therapeutics, Inc. 181,202 4,205,698
#*Nutex Health, Inc. 1,205 177,653
#*Nuvation Bio, Inc. 405,885 2,569,252
*Ocular Therapeutix, Inc. 400,113 3,268,923
*Odysight.ai, Inc. 2,033 8,579
*Olema Pharmaceuticals, Inc. 187,215 2,143,612
#*OmniAb, Inc. 74,974 148,449
*OmniAb, Inc.- Vesting 12.5 7,938 –
*OmniAb, Inc.- Vesting 15 7,938 –
*Omnicell, Inc. 123,126 4,354,967
*OnKure Therapeutics, Inc.,
Class A 3,221 12,304

72
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*OPKO Health, Inc. 303,828 $ 401,053
*Option Care Health, Inc. 314,535 7,243,741
Oramed Pharmaceuticals, Inc. 36,536 148,702
*OraSure Technologies, Inc. 185,265 750,323
*Organogenesis Holdings, Inc.,
Class A 204,782 485,333
Organon & Co. 50,643 686,213
*ORIC Pharmaceuticals, Inc. 199,745 2,211,177
*Orthofix Medical, Inc. 89,604 1,057,327
*OrthoPediatrics Corp. 60,932 1,230,217
*Outset Medical, Inc. 24,331 111,193
#*Owlet, Inc., Class A 2,466 12,675
*Pacific Biosciences of California,
Inc. 8,144 11,402
*Pacira BioSciences, Inc. 118,628 3,132,965
#*PACS Group, Inc. 177,899 8,185,133
#*Palvella Therapeutics, Inc. 218 30,311
*Passage Bio, Inc. 792 3,540
*<PDL BioPharma, Inc. 147,592 45,754
*Pediatrix Medical Group, Inc. 221,686 5,876,896
*Pennant Group, Inc. (The) 80,618 3,250,518
#*Penumbra, Inc. 27,709 8,899,854
#Perrigo Co. PLC 315,315 3,187,835
*Personalis, Inc. 163,227 2,066,454
#*Perspective Therapeutics, Inc. 95,830 278,865
Pfizer, Inc. 2,932,279 73,336,298
Phibro Animal Health Corp.,
Class A 59,770 2,171,444
*Praxis Precision Medicines, Inc. 4,257 1,310,432
*Precipio, Inc. 479 10,370
#*Precision BioSciences, Inc. 5,826 40,724
*Prestige Consumer Healthcare,
Inc. 117,382 5,894,924
#*Prime Medicine, Inc. 10,029 29,285
*Privia Health Group, Inc. 286,433 6,779,869
*Procept Biorobotics Corp. 591 11,004
*Pro-Dex, Inc. 2,725 159,603
*Progyny, Inc. 215,890 6,720,656
*Protagonist Therapeutics, Inc. 5,700 778,848
*Protalix BioTherapeutics, Inc. 10,251 24,295
*Protara Therapeutics, Inc. 20,174 79,082
#*Prothena Corp. PLC 71,109 577,405
*PTC Therapeutics, Inc. 43,296 2,944,561
*Puma Biotechnology, Inc. 12,376 98,142
Quest Diagnostics, Inc. 167,227 38,965,563
*RadNet, Inc. 136,924 8,733,013
*Rafael Holdings, Inc., Class B 16,227 31,480
*Rallybio Corp. 578 9,208
*Rapport Therapeutics, Inc. 14,243 583,678
Regeneron Pharmaceuticals, Inc. 49,696 37,899,660
*REGENXBIO, Inc. 145,383 1,408,761
*Relay Therapeutics, Inc. 318,808 6,003,155
*Repligen Corp. 125,771 17,734,969
*Replimune Group, Inc. 103,968 1,164,442
#ResMed, Inc. 108,352 22,860,105
*Revolution Medicines, Inc. 240,308 45,064,959
#Revvity, Inc. 238,422 26,827,243
*Rezolute, Inc. 50,203 236,958
Shares Value
HEALTH CARE — (Continued)
#*Rigel Pharmaceuticals, Inc. 16,178 $ 595,512
*Rocket Pharmaceuticals, Inc. 81,226 252,613
*Roivant Sciences, Ltd. 1,165,423 39,519,494
#*Sagimet Biosciences, Inc.,
Class A 8,721 62,006
*Sanara Medtech, Inc. 509 17,235
*Sarepta Therapeutics, Inc. 67,883 1,008,741
#*Schrodinger, Inc. 33,384 505,434
*SeaStar Medical Holding Corp. 2,835 8,874
*Senseonics Holdings, Inc. 9,459 47,579
*Sensus Healthcare, Inc. 21,580 62,798
*Septerna, Inc. 14,084 485,194
#*Shattuck Labs, Inc. 2,719 19,223
*SI-BONE, Inc. 39,352 698,892
SIGA Technologies, Inc. 183,740 600,830
*Sight Sciences, Inc. 2,673 14,060
#*Simulations Plus, Inc. 24,176 440,728
#*Solid Biosciences, Inc. 77,462 624,344
*Solventum Corp. 194,117 16,585,356
*Sotera Health Co. 629,526 11,243,334
#*Spero Therapeutics, Inc. 4,874 5,703
*Spruce Biosciences, Inc. 681 29,167
*STAAR Surgical Co. 79,973 1,948,142
STERIS PLC 154,755 35,346,042
#*Stoke Therapeutics, Inc. 140,576 4,057,023
*Strata Critical Medical, Inc. 238,268 1,196,105
Stryker Corp. 123,277 40,151,319
*Supernus Pharmaceuticals, Inc. 158,923 7,092,733
#*Surgery Partners, Inc. 138,941 2,139,691
*Tactile Systems Technology,
Inc. 61,700 1,738,089
*Taysha Gene Therapies, Inc. 10,179 59,649
*Tectonic Therapeutic, Inc. 1,127 31,590
#*Teladoc Health, Inc. 450,580 3,023,392
#Teleflex, Inc. 95,356 13,036,119
*Tenax Therapeutics, Inc. 28,766 394,094
*Tenet Healthcare Corp. 169,891 43,284,829
*TG Therapeutics, Inc. 61,852 3,218,160
*TherapeuticsMD, Inc. 4,826 9,797
*Theravance Biopharma, Inc. 141,775 2,390,326
Thermo Fisher Scientific, Inc. 125,949 72,332,511
*TransMedics Group, Inc. 40,124 3,069,887
*Twist Bioscience Corp. 60,037 5,496,387
*Tyra Biosciences, Inc. 8,234 262,500
#*UFP Technologies, Inc. 17,693 4,507,823
#*Unicycive Therapeutics, Inc. 8,341 41,788
*United Therapeutics Corp. 63,020 32,626,084
UnitedHealth Group, Inc. 351,442 145,637,565
Universal Health Services, Inc.,
Class B 107,592 18,122,796
*Upstream Bio, Inc. 6,279 39,620
#US Physical Therapy, Inc. 40,935 3,236,321
Utah Medical Products, Inc. 4,658 328,482
*Vanda Pharmaceuticals, Inc. 162,080 826,608
*Varex Imaging Corp. 116,903 1,308,145
*Vaxcyte, Inc. 246,233 13,316,281
*Veeva Systems, Inc., Class A 120,217 24,497,820
*Vera Therapeutics, Inc., Class A 39,169 1,257,325

73
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Veracyte, Inc. 212,291 $ 9,833,319
#*Verastem, Inc. 58,252 337,862
*Vericel Corp. 87,592 4,025,728
*Verrica Pharmaceuticals, Inc. 800 4,176
*Vertex Pharmaceuticals, Inc. 89,398 42,651,786
Viatris, Inc. 1,747,680 30,689,261
*Viking Therapeutics, Inc. 6,609 209,770
*Vir Biotechnology, Inc. 373,885 3,237,844
#*Viridian Therapeutics, Inc. 245,102 4,637,330
*Voyager Therapeutics, Inc. 39,859 120,773
*Waters Corp. 117,380 44,288,648
*WaVe Life Sciences, Ltd. 195,202 1,075,563
West Pharmaceutical Services,
Inc. 77,928 26,570,331
*Xencor, Inc. 206,862 4,180,681
*Xeris Biopharma Holdings, Inc. 35,241 284,747
#*Xilio Therapeutics, Inc. 254 2,314
#*Zentalis Pharmaceuticals, Inc. 9,284 44,006
#*Zevra Therapeutics, Inc. 135,557 1,289,147
#Zimmer Biomet Holdings, Inc. 284,411 26,714,725
Zoetis, Inc., Class A 6,792 524,954
*Zymeworks, Inc. 70,572 1,548,350
TOTAL HEALTH CARE 4,785,137,144
INDUSTRIALS — (13.1%)
*3D Systems Corp. 318,475 840,774
3M Co. 400,190 70,545,493
#A.O. Smith Corp. 222,098 13,354,753
#AAON, Inc. 153,753 13,693,242
*AAR Corp. 84,201 11,791,508
ABM Industries, Inc. 147,018 7,043,632
ACCO Brands Corp. 228,326 963,536
Acuity, Inc. 57,112 18,755,010
Advanced Drainage Systems,
Inc. 156,423 21,661,457
Aebi Schmidt Holding AG 28,906 372,598
AECOM 249,244 18,042,773
#*AeroVironment, Inc. 12,048 1,799,610
*AerSale Corp. 20,732 128,538
#AGCO Corp. 155,392 15,874,847
*Air Industries Group 2,238 5,998
#*AirJoule Technologies Corp.,
Class A 12,251 51,822
Alamo Group, Inc. 29,658 4,717,995
#*Alaska Air Group, Inc. 256,450 12,168,552
Albany International Corp., Class
A 64,736 4,823,479
Alight, Inc., Class A 6,535 110,964
*Allegiant Travel Co. 65,572 6,431,302
#Allegion PLC 176,614 27,799,044
Allient, Inc. 36,030 3,151,184
Allison Transmission Holdings,
Inc. 173,053 19,821,491
*Alpha Pro Tech, Ltd. 8,812 43,443
*Alta Equipment Group, Inc. 66,091 434,879
*Amentum Holdings, Inc. 389,934 8,656,535
*Ameresco, Inc., Class A 87,093 1,835,050
#*American Airlines Group, Inc. 842,394 12,863,356
*American Superconductor Corp. 48,385 1,421,067
Shares Value
INDUSTRIALS — (Continued)
AMETEK, Inc. 163,970 $ 39,633,189
*API Group Corp. 614,975 24,402,208
Apogee Enterprises, Inc. 33,483 1,325,927
Applied Industrial Technologies,
Inc. 60,494 20,883,134
#ArcBest Corp. 54,784 7,908,070
#*Archer Aviation, Inc., Class A 44,702 207,417
Arcosa, Inc. 105,314 15,291,593
Argan, Inc. 15,970 9,109,767
Armstrong World Industries, Inc. 95,135 16,616,279
*Art's-Way Manufacturing Co.,
Inc. 4,761 10,284
Astec Industries, Inc. 57,773 2,926,780
#*Astronics Corp. 68,489 4,759,301
*Astronics Corp., Class B 29,360 2,026,427
*Asure Software, Inc. 21,249 170,629
*ATI, Inc. 259,481 48,637,119
Atkore, Inc. 84,628 6,174,459
Atmus Filtration Technologies,
Inc. 173,600 8,962,968
Automatic Data Processing, Inc. 231,693 61,736,917
*Avalon Holdings Corp., Class A 1,300 3,322
#*Avis Budget Group, Inc. 19,350 2,659,464
*Axon Enterprise, Inc. 19,019 10,037,467
AZZ, Inc. 66,496 9,623,301
Barrett Business Services, Inc. 46,476 1,814,423
BGSF, Inc. 17,156 95,216
*Bloom Energy Corp., Class A 119,613 24,617,552
#*Blue Bird Corp. 81,886 6,091,500
*BlueLinx Holdings, Inc. 16,747 908,022
*Boeing Co. (The) 131,569 28,437,324
Boise Cascade Co. 87,790 6,705,400
Booz Allen Hamilton Holding
Corp., Class A 208,170 14,513,612
*Bowman Consulting Group, Ltd. 28,177 756,552
Brady Corp., Class A 83,082 7,832,140
*BrightView Holdings, Inc. 216,650 2,825,116
#Brink's Co. (The) 73,639 8,722,540
Broadridge Financial Solutions,
Inc. 180,760 27,828,002
*Broadwind, Inc. 5,040 20,160
#*Builders FirstSource, Inc. 186,502 12,391,193
BWX Technologies, Inc. 110,773 18,687,405
*CACI International, Inc., Class A 30,953 15,406,856
#*Cadeler A/S, ADR 6,519 148,046
Cadre Holdings, Inc. 89,165 2,748,957
#Carlisle Cos., Inc. 77,524 27,902,438
Carpenter Technology Corp. 79,990 41,567,603
Carrier Global Corp. 577,394 35,688,723
*Casella Waste Systems, Inc.,
Class A 88,077 7,901,388
Caterpillar, Inc. 253,206 206,314,781
*CECO Environmental Corp. 143,856 9,478,672
*Centuri Holdings, Inc. 145,257 4,043,955
CH Robinson Worldwide, Inc. 213,973 31,610,231
*Cimpress PLC 30,508 3,011,140
Cintas Corp. 242,454 49,613,362
*Civeo Corp. 22,898 721,516
*Clean Harbors, Inc. 96,218 30,104,688

74
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*ClearSign Technologies Corp. 1,055 $ 4,072
CNH Industrial NV 2,353,402 24,122,371
Columbus McKinnon Corp. 21,377 409,797
Comfort Systems USA, Inc. 43,068 74,494,289
*Commercial Vehicle Group, Inc. 783 3,547
CompX International, Inc. 893 25,281
#Concentrix Corp. 26,074 641,420
*Concrete Pumping Holdings,
Inc. 40,961 398,551
*Conduent, Inc. 406,233 637,786
*Construction Partners, Inc.,
Class A 77,292 7,988,128
Copa Holdings SA, Class A 68,920 9,732,882
*Copart, Inc. 195,085 5,680,875
#*Core & Main, Inc., Class A 375,956 16,530,785
*Costamare Bulkers Holdings,
Ltd. 59,766 1,169,023
Costamare, Inc. 279,543 4,355,280
Covenant Logistics Group, Inc.,
Class A 51,914 1,843,985
*CPI Aerostructures, Inc. 3,639 18,231
CRA International, Inc. 15,981 2,861,078
Crane Co. 94,164 20,100,247
#CSW Industrials, Inc. 26,118 8,329,814
CSX Corp. 2,245,495 113,172,948
Cummins, Inc. 130,003 82,447,903
Curtiss-Wright Corp. 20,696 14,983,904
*Custom Truck One Source, Inc. 140,449 1,425,557
Deere & Co. 156,219 92,586,315
Delta Air Lines, Inc. 990,330 86,594,455
Deluxe Corp. 95,540 2,471,620
*Distribution Solutions Group,
Inc. 49,427 1,708,691
*DNOW, Inc. 439,202 6,201,532
Donaldson Co., Inc. 232,277 21,889,784
Douglas Dynamics, Inc. 51,909 2,290,744
Dover Corp. 107,130 21,920,941
#*Ducommun, Inc. 36,099 6,462,443
DuPont de Nemours, Inc. 188,177 25,780,249
*DXP Enterprises, Inc. 34,661 5,442,470
*Dycom Industries, Inc. 55,330 22,191,203
Eastern Co. (The) 12,403 294,199
Eaton Corp. PLC 93,222 38,705,774
EMCOR Group, Inc. 60,192 47,998,907
Emerson Electric Co. 294,969 44,192,256
*Energy Recovery, Inc. 22,979 198,768
Enerpac Tool Group Corp., Class
A 108,695 3,884,759
EnerSys 65,693 12,222,183
Ennis, Inc. 65,162 1,420,532
Enpro, Inc. 38,125 11,968,200
*Enviri Corp. 62,094 1,377,245
Equifax, Inc. 187,558 32,376,262
#Esab Corp. 103,118 8,922,801
ESCO Technologies, Inc. 46,781 14,749,581
Espey Mfg. & Electronics Corp. 3,249 192,243
#*Everus Construction Group,
Inc. 113,068 14,182,119
EVI Industries, Inc. 2,916 41,028
Shares Value
INDUSTRIALS — (Continued)
*ExlService Holdings, Inc. 250,782 $ 8,509,033
Expeditors International of
Washington, Inc. 254,422 42,714,910
Exponent, Inc. 89,449 5,979,666
Fastenal Co. 914,029 43,608,324
#Federal Signal Corp. 100,880 12,604,956
FedEx Corp. 248,083 76,260,714
*FedEx Freight Holding Co., Inc. 124,661 17,518,610
Ferguson Enterprises, Inc. 272,684 63,898,042
*FGI Industries, Ltd. 1,680 7,190
#*First Advantage Corp. 240,559 4,772,691
Flowserve Corp. 245,853 18,682,369
*Fluence Energy, Inc., Class A 62,565 871,530
*Fluor Corp. 337,346 16,924,649
Fortive Corp. 433,658 25,676,890
Fortune Brands Innovations, Inc. 260,996 12,856,663
#*Forward Air Corp. 49,461 694,927
*Franklin Covey Co. 15,593 334,470
Franklin Electric Co., Inc. 76,370 7,997,466
#*FreightCar America, Inc. 11,678 93,074
#*Frontier Group Holdings, Inc. 438,289 2,958,451
FTAI Aviation, Ltd. 144,171 29,699,226
#FTAI Infrastructure, Inc. 37,621 140,326
#*FTI Consulting, Inc. 68,099 10,853,619
#*FuelCell Energy, Inc. 93,705 2,024,965
*Gates Industrial Corp., Ltd. 545,748 15,270,029
#GATX Corp. 73,695 13,181,825
GE Vernova, Inc. 35,311 34,968,130
Genco Shipping & Trading, Ltd. 106,430 2,718,222
*Gencor Industries, Inc. 27,346 389,407
*Generac Holdings, Inc. 82,289 16,219,985
General Dynamics Corp. 102,649 39,357,680
General Electric Co. 416,898 150,112,463
Genpact, Ltd. 298,817 10,509,394
*Gibraltar Industries, Inc. 74,099 3,131,424
Global Industrial Co. 42,230 1,509,300
Gorman-Rupp Co. (The) 59,726 4,849,154
Graco, Inc. 226,265 17,960,916
*Graham Corp. 11,496 1,102,466
Granite Construction, Inc. 84,750 10,252,208
Greenbrier Cos., Inc. (The) 76,926 3,788,606
Griffon Corp. 64,098 5,523,325
#*GXO Logistics, Inc. 245,426 12,310,568
#*Hayward Holdings, Inc. 478,452 7,238,979
*Healthcare Services Group, Inc. 180,368 4,202,574
Heartland Express, Inc. 71,093 869,467
#HEICO Corp. 32,201 11,475,148
HEICO Corp., Class A 44,286 11,393,902
Helios Technologies, Inc. 83,649 6,517,094
Herc Holdings, Inc. 68,141 10,230,690
Hexcel Corp. 134,973 13,895,470
*Hillman Solutions Corp. 492,821 3,878,501
HireQuest, Inc. 1,000 12,920
HNI Corp. 141,245 6,357,437
*Honeywell Aerospace, Inc. 188,339 38,937,205
Honeywell International, Inc. 188,624 45,845,063
Howmet Aerospace, Inc. 145,670 41,116,814
Hub Group, Inc., Class A 151,440 7,046,503

75
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Hubbell, Inc., Class B 95,789 $ 45,265,092
Huntington Ingalls Industries, Inc. 76,800 25,071,360
*Hurco Cos., Inc. 10,833 225,760
*Huron Consulting Group, Inc. 40,652 6,169,754
#*Hyliion Holdings Corp. 30,632 109,050
Hyster-Yale, Inc. 34,884 1,166,172
*IBEX Holdings, Ltd. 29,920 1,057,373
ICF International, Inc. 39,749 3,216,489
IDEX Corp. 105,386 24,286,204
#*IES Holdings, Inc. 30,119 22,424,800
Illinois Tool Works, Inc. 251,596 72,195,472
Ingersoll Rand, Inc. 269,260 22,450,899
*Innodata, Inc. 59,988 3,769,046
*Innovative Solutions and
Support, Inc. 50,809 929,297
Insperity, Inc. 21,522 1,089,228
Insteel Industries, Inc. 47,066 1,442,573
Interface, Inc., Class A 144,189 4,939,915
ITT, Inc. 111,207 21,794,348
Jacobs Solutions, Inc. 162,211 21,887,130
*Janus International Group, Inc. 165,696 850,020
JB Hunt Transport Services, Inc. 178,020 48,376,935
JBT Marel Corp. 20,328 2,814,818
#*JetBlue Airways Corp. 927,579 5,593,301
Johnson Controls International
PLC 485,387 71,186,857
#Kadant, Inc. 22,907 7,043,902
Karat Packaging, Inc. 3,352 134,884
#*Karman Holdings, Inc. 41,322 1,989,654
#KBR, Inc. 137,125 5,020,146
Kelly Services, Inc., Class A 50,066 742,979
Kennametal, Inc. 191,473 6,504,338
Kforce, Inc. 16,350 928,189
*Kirby Corp. 114,741 15,047,135
Knight-Swift Transportation
Holdings, Inc., Class A 358,844 24,950,423
Korn Ferry 109,793 9,032,670
*Kratos Defense & Security
Solutions, Inc. 310,714 14,479,272
*L.B. Foster Co., Class A 23,751 976,879
L3Harris Technologies, Inc. 140,402 38,899,778
Landstar System, Inc. 44,215 7,727,456
*Legalzoom.com, Inc. 192,771 1,517,108
Leidos Holdings, Inc. 253,120 29,260,672
Lennox International, Inc. 56,442 23,473,099
Leonardo DRS, Inc. 348,131 16,031,433
#*Limbach Holdings, Inc. 21,566 1,546,282
Lincoln Electric Holdings, Inc. 91,446 23,895,754
Lindsay Corp. 26,074 2,889,521
*Liquidity Services, Inc. 69,674 2,715,893
#*Loar Holdings, Inc. 118,468 8,109,135
Lockheed Martin Corp. 138,909 80,947,831
Louisiana-Pacific Corp. 132,436 9,592,339
LSI Industries, Inc. 67,005 1,567,247
Luxfer Holdings PLC 6,049 103,014
#*Lyft, Inc., Class A 818,145 12,975,780
*Manitowoc Co., Inc. (The) 97,750 1,353,837
ManpowerGroup, Inc. 12,771 669,456
Shares Value
INDUSTRIALS — (Continued)
Marten Transport, Ltd. 139,287 $ 2,060,055
Masco Corp. 176,315 12,602,996
*MasTec, Inc. 106,029 27,896,230
*Mastech Digital, Inc. 6,179 47,949
#*Masterbrand, Inc. 281,960 2,326,170
*Matrix Service Co. 77,570 899,812
Matson, Inc. 64,968 13,161,867
Maximus, Inc. 116,513 7,019,908
*Mayville Engineering Co., Inc. 54,169 1,390,518
McGrath RentCorp 61,492 7,080,804
*Mercury Systems, Inc. 130,717 12,692,621
*Middleby Corp. (The) 103,058 13,766,488
*Midera Food Processing, Inc. 103,058 4,941,631
Miller Industries, Inc. 22,503 1,131,901
MillerKnoll, Inc. 173,710 3,911,949
*Mistras Group, Inc. 77,136 1,173,239
*Mobility Global, Inc. 119,764 2,440,790
*Modine Manufacturing Co. 46,156 9,280,125
Moog, Inc., Class A 42,545 16,586,168
MSA Safety, Inc. 70,102 13,338,308
MSC Industrial Direct Co., Inc.,
Class A 98,133 12,109,612
Mueller Industries, Inc. 352,747 23,425,928
Mueller Water Products, Inc.,
Class A 287,878 7,266,041
*MYR Group, Inc. 30,128 10,039,252
National Presto Industries, Inc. 18,141 2,202,680
*Nephros, Inc. 4,811 16,309
#*Nextpower, Inc., Class A 281,661 25,312,874
NLI Holdings, Inc. 59,283 340,284
*NN, Inc. 22,813 75,511
Nordson Corp. 78,006 23,228,627
Norfolk Southern Corp. 164,740 55,266,975
Northrop Grumman Corp. 72,186 39,159,461
*NPK International, Inc. 218,544 2,729,615
nVent Electric PLC 204,247 31,419,316
*NWPX Infrastructure, Inc. 24,745 3,045,615
#Old Dominion Freight Line, Inc. 214,278 45,456,935
Omega Flex, Inc. 5,589 164,652
*Onterris, Inc. 51,218 1,075,066
*OPENLANE, Inc. 307,383 12,221,548
*Optex Systems Holdings, Inc. 2,138 24,138
*Orion Energy Systems, Inc. 1,150 11,615
*Orion Group Holdings, Inc. 94,448 923,701
Oshkosh Corp. 133,822 19,057,591
Otis Worldwide Corp. 204,324 14,701,112
Owens Corning 176,522 24,518,906
PACCAR, Inc. 428,852 56,900,083
#*Palladyne AI Corp. 4,936 25,815
*PAMT Corp. 42,185 679,811
Pangaea Logistics Solutions, Ltd. 108,696 827,177
Park Aerospace Corp. 47,753 1,618,827
Parker-Hannifin Corp. 61,558 60,113,234
Park-Ohio Holdings Corp. 19,841 792,251
*Parsons Corp. 199,345 8,813,042
#Paychex, Inc. 330,185 38,578,815
Paycom Software, Inc. 17,213 2,822,243
*Paylocity Holding Corp. 25,185 3,472,886

76
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Pentair PLC 262,089 $ 17,151,104
#*Perma-Fix Environmental
Services, Inc. 1,447 24,020
*Perma-Pipe International
Holdings, Inc. 11,837 285,864
*Pioneer Power Solutions, Inc. 2,578 7,502
Pitney Bowes, Inc. 218,586 3,831,813
#*Planet Labs PBC 611,445 12,522,394
#*Plug Power, Inc. 1,719,697 3,542,576
#Powell Industries, Inc. 74,924 15,635,140
*Power Solutions International,
Inc. 24,326 671,641
Preformed Line Products Co. 11,945 4,264,126
Primoris Services Corp. 103,053 8,698,704
*Proto Labs, Inc. 61,420 4,609,571
Quad/Graphics, Inc. 71,799 745,992
Quanex Building Products Corp. 38,583 688,321
Quanta Services, Inc. 25,019 16,696,680
#*QXO, Inc. 636,365 8,463,649
*Radiant Logistics, Inc. 103,236 850,665
*RBC Bearings, Inc. 38,432 21,187,946
*RCM Technologies, Inc. 14,148 400,247
Regal Rexnord Corp. 124,335 25,517,272
Republic Services, Inc., Class A 260,420 54,831,431
*Resideo Technologies, Inc. 320,113 10,979,876
Resources Connection, Inc. 74,218 324,333
#Robert Half, Inc. 76,369 2,886,748
*Rocket Lab Corp. 74,869 4,862,742
Rockwell Automation, Inc. 92,034 44,183,683
Rollins, Inc. 575,145 21,838,256
RTX Corp. 605,204 130,252,005
Rush Enterprises, Inc., Class A 147,735 11,787,776
Rush Enterprises, Inc., Class B 11,399 886,044
#*RXO, Inc. 261,615 5,297,704
Ryder System, Inc. 81,233 20,829,766
*Saia, Inc. 45,302 15,748,334
Schneider National, Inc., Class B 197,545 7,060,258
Science Applications
International Corp. 95,373 11,171,039
Sensata Technologies Holding
PLC 313,727 14,522,423
*Shoals Technologies Group,
Inc., Class A 411,926 3,600,233
#*Sidus Space, Inc., Class A 6,424 11,306
*SIFCO Industries, Inc. 436 11,240
Simpson Manufacturing Co., Inc. 67,461 12,665,128
*SiteOne Landscape Supply, Inc. 89,091 8,413,754
*SkyWest, Inc. 87,935 9,406,407
Snap-on, Inc. 75,408 30,948,197
Southwest Airlines Co. 874,700 39,335,259
*SPX Technologies, Inc. 86,091 18,907,305
SS&C Technologies Holdings,
Inc. 383,024 29,511,999
#*StandardAero, Inc. 528,720 15,496,783
Standex International Corp. 25,671 7,611,452
Stanley Black & Decker, Inc. 197,640 18,692,791
*Sterling Infrastructure, Inc. 35,727 21,320,802
#*Sunrun, Inc. 531,907 5,218,008
#*Symbotic, Inc., Class A 8,014 345,003
Shares Value
INDUSTRIALS — (Continued)
#TaskUS, Inc., Class A 46,620 $ 282,983
*Taylor Devices, Inc. 1,823 93,575
*Team, Inc. 405 7,047
*TechPrecision Corp. 1,539 7,264
#Tecnoglass Holdings, Inc. 65,829 2,859,612
Tennant Co. 43,562 3,660,515
Terex Corp. 245,418 15,422,067
Tetra Tech, Inc. 455,830 15,115,323
Textron, Inc. 250,801 21,383,293
#*TIC Solutions, Inc. 124,088 907,083
Timken Co. (The) 155,891 21,442,807
*Titan International, Inc. 170,708 1,232,512
*Titan Machinery, Inc. 63,055 1,071,304
Toro Co. (The) 191,036 17,550,477
Trane Technologies PLC 113,168 51,485,782
*Transcat, Inc. 9,150 781,136
TransDigm Group, Inc. 25,397 31,857,489
TransUnion 278,677 21,909,586
*Trex Co., Inc. 123,748 5,365,713
TriNet Group, Inc. 48,661 3,203,354
Trinity Industries, Inc. 200,090 6,250,812
*TrueBlue, Inc. 2,031 14,379
#*TTEC Holdings, Inc. 8,942 22,266
Tutor Perini Corp. 97,245 8,144,269
Twin Disc, Inc. 15,629 356,497
*Uber Technologies, Inc. 767,901 54,029,514
UFP Industries, Inc. 117,603 10,200,884
#*U-Haul Holding Co. 37,628 2,668,201
U-Haul Holding Co. 273,508 17,116,131
#UL Solutions, Inc., Class A 88,594 8,118,754
*Ultralife Corp. 29,078 150,915
UniFirst Corp. 31,191 9,138,339
Union Pacific Corp. 383,958 112,165,651
*United Airlines Holdings, Inc. 534,954 64,905,969
United Parcel Service, Inc., Class
B 504,940 52,624,847
United Rentals, Inc. 87,739 94,693,193
Universal Logistics Holdings, Inc. 18,892 252,775
*Upwork, Inc. 267,983 2,454,724
*V2X, Inc. 79,837 7,204,491
Valmont Industries, Inc. 35,349 17,027,613
Veralto Corp. 439,513 41,388,939
Verisk Analytics, Inc., Class A 110,758 21,581,196
Vertiv Holdings Co., Class A 285,194 68,894,315
*Vestis Corp. 213,183 3,082,626
*Vicor Corp. 50,037 10,376,173
#Virco Mfg. Corp. 18,703 113,153
VSE Corp. 45,557 8,855,825
Wabash National Corp. 58,480 734,509
Waste Management, Inc. 232,111 52,584,747
#Watsco, Inc. 48,222 14,915,065
Watsco, Inc., Class B 1,750 563,080
Watts Water Technologies, Inc.,
Class A 45,096 15,593,746
Werner Enterprises, Inc. 149,982 5,612,326
WESCO International, Inc. 72,425 24,877,263
Westinghouse Air Brake
Technologies Corp. 120,282 34,985,223

77
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Wilhelmina International, Inc. 2,344 $ 1,172
*Willdan Group, Inc. 32,045 2,196,044
Willis Lease Finance Corp. 49,056 3,499,164
#WillScot Holdings Corp. 339,546 8,244,177
Woodward, Inc. 64,835 23,389,226
Worthington Enterprises, Inc. 107,036 6,016,494
WW Grainger, Inc. 38,353 53,012,284
#*XPO, Inc. 180,107 36,196,104
Xylem, Inc. 206,316 24,132,783
Zurn Elkay Water Solutions Corp. 286,149 14,453,386
TOTAL INDUSTRIALS 6,422,175,709
INFORMATION TECHNOLOGY — (27.1%)
*8x8, Inc. 77,967 148,137
*908 Devices, Inc. 7,722 61,853
A10 Networks, Inc. 153,509 4,539,261
*ACI Worldwide, Inc. 176,870 10,139,957
*ACM Research, Inc., Class A 94,655 7,427,578
Adeia, Inc. 287,122 7,651,801
*Adobe, Inc. 12,570 3,147,654
*ADTRAN Holdings, Inc. 152,362 1,296,601
Advanced Energy Industries, Inc. 60,876 17,624,820
*Advanced Micro Devices, Inc. 197,966 94,261,511
*Agilysys, Inc. 30,734 3,231,987
*Airgain, Inc. 2,369 13,717
*Akamai Technologies, Inc. 215,403 24,810,118
*Alarm.com Holdings, Inc. 89,892 4,921,587
#*Alithya Group, Inc., Class A 12,318 9,716
#*Alkami Technology, Inc. 33,264 604,407
#*Allegro MicroSystems, Inc. 243,940 10,123,510
*Alpha & Omega Semiconductor,
Ltd. 71,101 2,256,746
*Ambarella, Inc. 72,452 6,230,872
Amdocs, Ltd. 213,444 11,893,100
Amkor Technology, Inc. 543,334 27,096,067
Amphenol Corp., Class A 529,585 85,104,309
*AmpliTech Group, Inc. 635 2,953
*Amplitude, Inc., Class A 116,139 1,031,314
*Amtech Systems, Inc. 31,325 480,525
Analog Devices, Inc. 152,503 56,031,127
*Appfolio, Inc., Class A 32,075 5,779,594
Apple, Inc. 7,944,197 2,454,041,895
Applied Materials, Inc. 254,848 129,378,684
*Applied Optoelectronics, Inc. 81,647 7,700,945
*Arista Networks, Inc. 164,005 29,578,302
*Arlo Technologies, Inc. 10,057 148,039
*Arrow Electronics, Inc. 111,946 24,244,145
*Astera Labs, Inc. 37,515 11,675,793
*AstroNova, Inc. 8,102 234,553
*Astrotech Corp. 1,243 8,129
#*Aurora Innovation, Inc., Class
A 1,770,116 11,417,248
*Autodesk, Inc. 152,790 35,783,418
*AvePoint, Inc. 182,802 2,381,910
*Aviat Networks, Inc. 5,981 122,491
Avnet, Inc. 191,987 17,056,125
*Axcelis Technologies, Inc. 55,631 7,253,170
*AXT, Inc. 880 53,178
*Backblaze, Inc., Class A 8,211 112,655
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#Badger Meter, Inc. 19,183 $ 2,577,236
#Bel Fuse, Inc., Class A 206 45,965
Bel Fuse, Inc., Class B 24,878 6,766,070
Belden, Inc. 68,951 8,553,372
Benchmark Electronics, Inc. 85,979 6,858,545
#Bentley Systems, Inc., Class B 293,127 10,388,421
#*BILL Holdings, Inc. 219,655 9,913,030
*BK Technologies Corp. 3,075 246,000
#*Blackbaud, Inc. 12,569 537,953
#*BlackLine, Inc. 38,248 1,200,987
*Box, Inc., Class A 172,630 5,446,476
*Braze, Inc., Class A 64,114 1,597,721
Broadcom, Inc. 1,452,492 565,426,086
*Cadence Design Systems, Inc. 41,445 14,092,129
*Calix, Inc. 125,916 4,520,384
#CDW Corp. 195,437 28,887,543
*Cerence, Inc. 93,484 796,484
*CEVA, Inc. 66,030 2,155,879
*ChronoScale Holdings Corp. 106 2,335
*Ciena Corp. 153,498 57,876,421
#*Cipher Digital, Inc. 581,231 12,973,076
*Cirrus Logic, Inc. 93,393 12,080,385
Cisco Systems, Inc. 2,245,024 260,400,334
#*Cleanspark, Inc. 575,268 7,915,688
Clear Secure, Inc., Class A 161,831 8,939,544
#*Clearfield, Inc. 35,573 1,076,439
Climb Global Solutions, Inc. 37,576 1,007,413
*Cloudflare, Inc., Class A 34,618 9,657,730
*Coda Octopus Group, Inc. 2,126 21,558
#Cognex Corp. 218,487 14,254,092
Cognizant Technology Solutions
Corp., Class A 509,488 28,200,161
*Coherent Corp. 212,249 55,798,140
*Cohu, Inc. 114,441 5,492,024
*Commvault Systems, Inc. 29,591 3,485,820
*Comtech Telecommunications
Corp. 5,064 8,508
*Consensus Cloud Solutions, Inc. 24,185 880,334
*CoreWeave, Inc., Class A 91,534 6,569,395
Corning, Inc. 646,589 89,390,929
*Corsair Gaming, Inc. 235,315 2,496,692
*CPI Card Group, Inc. 544 11,462
#*CPS Technologies Corp. 3,352 13,140
#Crane NXT Co. 125,612 6,525,543
*Credo Technology Group
Holding, Ltd. 106,761 22,098,459
*Crexendo, Inc. 25,028 172,193
*Crowdstrike Holdings, Inc.,
Class A 66,992 12,786,093
*CS Disco, Inc. 8,527 33,255
CSP, Inc. 12,755 100,892
CTS Corp. 66,054 4,235,382
*CVD Equipment Corp. 2,668 19,236
#*Daily Journal Corp. 3,199 1,878,133
*Daktronics, Inc. 109,522 2,165,250
*Data I/O Corp. 1,148 3,260
*Datadog, Inc., Class A 76,279 20,440,484
Dell Technologies, Inc., Class C 60,416 24,490,834

78
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Diebold Nixdorf, Inc. 81,196 $ 5,975,214
*Digi International, Inc. 84,427 5,886,250
*Digimarc Corp. 2,487 16,315
*Digital Turbine, Inc. 229,265 1,847,876
*DigitalOcean Holdings, Inc. 121,038 14,221,965
*Diodes, Inc. 108,176 8,905,048
*Docusign, Inc., Class A 96,369 5,283,912
#Dolby Laboratories, Inc., Class
A 119,088 7,003,565
*Dropbox, Inc., Class A 216,444 7,047,417
#*DXC Technology Co. 258,521 2,905,776
*Dynatrace, Inc. 457,251 20,265,364
*Eastman Kodak Co. 244,720 2,055,648
*eGain Corp. 51,121 348,645
*Elastic NV 5,609 369,016
*Electro-Sensors, Inc. 533 4,131
*Enphase Energy, Inc. 197,647 7,419,668
#Entegris, Inc. 173,242 20,624,460
#*EPAM Systems, Inc. 21,712 2,291,919
ePlus, Inc. 56,886 5,256,835
*Everforth, Inc. 52,939 1,505,585
*Everpure, Inc., Class A 126,988 9,799,664
*Everspin Technologies, Inc. 42,255 613,965
*F5, Inc. 80,846 32,546,174
*Fabrinet 37,455 16,308,282
#*Fair Isaac Corp. 11,208 12,586,248
*Fastly, Inc., Class A 374,833 8,493,716
*First Solar, Inc. 169,279 35,722,947
#*Five9, Inc. 158,395 4,357,446
*Flex, Ltd. 378,775 43,085,656
*FormFactor, Inc. 152,143 16,157,587
*Fortinet, Inc. 648,093 104,958,661
Franklin Wireless Corp. 656 1,496
#*Frequency Electronics, Inc. 12,080 700,278
*Gartner, Inc. 28,835 4,354,662
Gen Digital, Inc. 1,265,132 34,727,873
GLOBALFOUNDRIES, Inc. 229,040 11,449,710
*GoDaddy, Inc., Class A 82,835 6,853,768
#*Guidewire Software, Inc. 51,537 7,830,532
Hackett Group, Inc. (The) 25,625 274,700
*Harmonic, Inc. 238,782 2,757,932
Hewlett Packard Enterprise Co. 1,889,106 90,488,177
HP, Inc. 571,863 15,594,704
*HubSpot, Inc. 4,059 963,444
*Hut 8 Corp., Class U 21,338 2,296,609
#*I3 Verticals, Inc., Class A 53,237 1,121,171
*Ichor Holdings, Ltd. 79,104 5,954,158
*Ideal Power, Inc. 2,821 10,438
*Identiv, Inc. 5,474 14,451
Immersion Corp. 5,537 41,860
#*indie Semiconductor, Inc.,
Class A 49,900 161,177
Information Services Group, Inc. 104,320 433,971
#*Inseego Corp. 2,560 17,997
*Insight Enterprises, Inc. 43,538 5,613,354
*Intel Corp. 1,481,780 133,656,556
#*Intellicheck, Inc. 5,451 19,678
*Intellinetics, Inc. 621 3,428
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#InterDigital, Inc. 55,888 $ 17,036,060
International Business Machines
Corp. 620,078 138,680,445
*inTEST Corp. 15,274 188,634
Intuit, Inc. 70,566 22,303,796
#*IonQ, Inc. 18,183 662,589
#*IPG Photonics Corp. 91,194 7,756,962
*Itron, Inc. 98,241 9,790,698
Jabil, Inc. 180,048 56,724,122
*JFrog, Ltd. 111,254 8,876,957
#*Keel Infrastructure Corp. 82,954 329,327
*Key Tronic Corp. 10,748 42,347
*Keysight Technologies, Inc. 99,442 31,729,953
*Kimball Electronics, Inc. 53,592 1,325,330
KLA Corp. 698,263 127,656,442
#*Klaviyo, Inc., Class A 38,031 678,473
*Knowles Corp. 219,437 8,029,200
Kulicke & Soffa Industries, Inc. 98,111 8,751,501
*KVH Industries, Inc. 37,382 346,157
#*Kyndryl Holdings, Inc. 338,766 4,590,279
Lam Research Corp. 323,145 94,687,948
*Lantronix, Inc. 83,138 447,282
*Lattice Semiconductor Corp. 59,375 7,378,531
*LGL Group, Inc. (The) 1,748 12,061
#*Life360, Inc. 35,830 1,936,612
Littelfuse, Inc. 45,713 20,211,089
*LiveRamp Holdings, Inc. 151,553 5,739,312
*Lumentum Holdings, Inc. 87,361 62,370,512
*MACOM Technology Solutions
Holdings, Inc. 43,665 10,979,128
*Magnachip Semiconductor
Corp. 2,636 8,593
*Manhattan Associates, Inc. 87,527 16,749,167
#*MARA Holdings, Inc. 585,022 6,622,449
Marvell Technology, Inc. 404,436 75,856,016
*MaxLinear, Inc., Class A 81,601 5,452,579
Methode Electronics, Inc. 23,727 331,941
Microchip Technology, Inc. 258,292 19,188,513
Micron Technology, Inc. 633,055 521,023,257
Microsoft Corp. 4,543,603 2,111,503,186
*Mirion Technologies, Inc., Class
A 578,655 8,668,252
*Mitek Systems, Inc. 108,814 1,817,194
MKS, Inc. 111,882 33,279,301
*MongoDB, Inc., Class A 63,271 21,352,697
Monolithic Power Systems, Inc. 21,476 30,625,420
Motorola Solutions, Inc. 153,974 67,094,170
#*M-Tron Industries, Inc. 524 43,167
#Napco Security Technologies,
Inc. 32,414 1,201,911
#*nCino, Inc. 26,191 483,486
*NCR Voyix Corp. 204,998 1,695,333
NetApp, Inc. 297,893 53,173,900
*NETGEAR, Inc. 74,932 1,810,357
*NetScout Systems, Inc. 167,792 6,824,101
*NetSol Technologies, Inc. 1,694 7,301
*nLight, Inc. 73,315 5,044,072
*Nortech Systems, Inc. 313 4,238
*Novanta, Inc. 47,545 6,777,540

79
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Nutanix, Inc., Class A 191,122 $ 11,278,109
NVE Corp. 4,926 572,746
NVIDIA Corp. 12,575,818 2,524,595,464
NXP Semiconductors NV 281,529 64,515,186
*Okta, Inc., Class A 209,774 29,773,224
*ON Semiconductor Corp. 268,459 21,908,939
*One Stop Systems, Inc. 22,586 276,227
OneSpan, Inc. 66,505 1,029,497
*Onto Innovation, Inc. 61,565 15,919,478
*Ooma, Inc. 27,070 588,772
#*Optical Cable Corp. 227 3,373
Oracle Corp. 936,512 121,624,813
*OSI Systems, Inc. 32,638 7,225,727
#*Ouster, Inc. 62,464 2,436,721
*Palantir Technologies, Inc.,
Class A 180,239 22,180,211
*Palo Alto Networks, Inc. 54,877 18,209,835
PC Connection, Inc. 59,318 4,966,103
*PDF Solutions, Inc. 85,284 3,930,740
#Pegasystems, Inc. 305,015 9,318,208
*Penguin Solutions, Inc. 119,882 6,309,390
*Photronics, Inc. 134,911 4,086,454
*Pixelworks, Inc. 1,879 11,293
*Plexus Corp. 48,279 12,134,444
Power Integrations, Inc. 100,802 6,119,689
*Powerfleet, Inc. 44,768 175,491
*Procore Technologies, Inc. 198,019 10,845,501
*Progress Software Corp. 46,914 1,904,239
*PTC, Inc. 147,719 20,267,047
*Q2 Holdings, Inc. 71,536 4,354,396
Qnity Electronics, Inc. 168,729 22,133,870
*Qorvo, Inc. 192,568 17,440,884
QUALCOMM, Inc. 755,119 111,463,116
*Qualys, Inc. 61,006 8,830,618
#*Rackspace Technology, Inc. 214,419 885,550
Ralliant Corp. 169,300 11,067,141
*Rambus, Inc. 117,051 10,655,153
*Red Violet, Inc. 12,843 891,047
*Research Solutions, Inc. 3,825 8,415
*RF Industries, Ltd. 562 6,924
*Ribbon Communications, Inc. 443,308 948,679
Richardson Electronics, Ltd. 24,564 449,276
*Rimini Street, Inc. 5,719 27,508
RingCentral, Inc., Class A 108,722 6,047,118
#*Riot Platforms, Inc. 831,068 16,762,642
*Rogers Corp. 42,572 5,256,365
Roper Technologies, Inc. 19,760 7,745,327
*Rubrik, Inc., Class A 8,844 639,952
#*SailPoint, Inc. 97,643 1,637,473
Salesforce, Inc. 308,388 56,749,560
*Samsara, Inc., Class A 94,257 3,512,958
*Sandisk Corp. 77,443 94,080,080
*Sanmina Corp. 69,504 12,897,162
*Sapiens International Corp. NV 1,024 44,544
*ScanSource, Inc. 59,096 3,346,016
Seagate Technology Holdings
PLC 113,187 96,902,786
*Semtech Corp. 38,868 4,579,428
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*SentinelOne, Inc., Class A 519,573 $ 9,903,061
*ServiceNow, Inc. 49,270 5,480,302
*Silicon Laboratories, Inc. 52,898 11,505,315
*Silvaco Group, Inc. 3,183 24,764
*SiTime Corp. 13,234 7,082,837
*SkyWater Technology, Inc. 26,968 884,379
#Skyworks Solutions, Inc. 317,781 19,791,401
*Smith Micro Software, Inc. 3,118 8,076
*Snowflake, Inc., Class A 68,714 20,152,442
*Sono-Tek Corp. 732 3,784
#*Sprinklr, Inc., Class A 12,747 81,071
*SPS Commerce, Inc. 14,111 1,035,606
#*Super Micro Computer, Inc. 869,956 24,706,750
*Synaptics, Inc. 99,933 10,724,810
*Synopsys, Inc. 90,748 35,279,192
*T Stamp, Inc., Class A 6,542 17,533
TD SYNNEX Corp. 120,165 30,726,190
TE Connectivity PLC 253,432 52,128,428
*Teledyne Technologies, Inc. 35,930 23,554,630
*Telos Corp. 159,038 706,129
*Teradata Corp. 170,758 5,291,790
#Teradyne, Inc. 124,006 45,595,766
Texas Instruments, Inc. 450,080 124,105,059
*TransAct Technologies, Inc. 9,420 48,796
*Trimble, Inc. 313,359 17,729,852
#*Trio-Tech International 3,036 30,299
*TSS, Inc. 8,249 81,830
*TTM Technologies, Inc. 226,289 26,122,802
*Tucows, Inc., Class A 741 11,441
#*Turtle Beach Corp. 26,939 330,003
*Twilio, Inc., Class A 213,397 42,113,898
*Tyler Technologies, Inc. 7,821 2,421,382
#*UiPath, Inc., Class A 947,534 12,090,534
*Ultra Clean Holdings, Inc. 82,257 6,852,831
*Unisys Corp. 11,538 33,114
*Unity Software, Inc. 825,883 26,188,750
#Universal Display Corp. 60,515 4,850,882
#*Varonis Systems, Inc., Class B 5,753 229,832
#*Veeco Instruments, Inc. 135,789 6,789,450
VeriSign, Inc. 62,688 18,180,774
*Viant Technology, Inc., Class A 3,231 38,029
#*Viasat, Inc. 293,806 22,602,496
*Viavi Solutions, Inc. 401,237 14,825,707
*VirnetX Holding Corp. 7 91
#Vishay Intertechnology, Inc. 242,903 8,312,141
*Vishay Precision Group, Inc. 23,943 2,203,953
*Vistance Networks, Inc. 293,573 3,446,547
#Vontier Corp. 298,395 9,587,431
Western Digital Corp. 544,361 296,589,647
*WidePoint Corp. 401 4,078
*Workday, Inc., Class A 15,686 2,515,093
#Xerox Holdings Corp. 218,144 643,525
*Xperi, Inc. 53,632 413,503
*Yext, Inc. 228,837 1,249,450
*Zebra Technologies Corp. 80,221 23,570,534
#*Zeta Global Holdings Corp.,
Class A 378,583 8,177,393

80
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Zoom Communications, Inc.,
Class A 352,816 $ 33,895,033
*Zscaler, Inc. 24,294 3,673,253
TOTAL INFORMATION
TECHNOLOGY 13,281,943,982
MATERIALS — (3.4%)
AdvanSix, Inc. 69,382 1,391,803
Air Products and Chemicals, Inc. 150,729 44,448,475
Albemarle Corp. 175,480 20,643,467
Alcoa Corp. 488,515 22,110,189
*Alpha Metallurgical Resources,
Inc. 34,499 4,731,883
*Alto Ingredients, Inc. 75,150 357,714
#Amcor PLC 807,254 36,229,560
#*American Battery Technology
Co. 161,089 336,676
*Ampco-Pittsburgh Corp. 38,726 311,357
AptarGroup, Inc. 116,059 15,547,264
Ardagh Metal Packaging SA 363,465 1,719,189
*Arq, Inc. 40,459 79,704
*Ascent Industries Co. 14,398 222,737
#Ashland, Inc. 123,197 8,945,334
*Aspen Aerogels, Inc. 42,563 197,067
Avery Dennison Corp. 165,945 28,165,845
Avient Corp. 193,886 7,041,940
*Axalta Coating Systems, Ltd. 521,485 18,674,378
Balchem Corp. 58,227 9,756,225
Ball Corp. 389,146 25,255,575
Cabot Corp. 101,976 8,975,928
Caledonia Mining Corp. PLC 12,308 226,344
Celanese Corp., Class A 169,951 7,600,209
*Century Aluminum Co. 207,093 9,271,554
CF Industries Holdings, Inc. 299,001 37,431,935
Chemours Co. (The) 316,612 5,258,925
*Clearwater Paper Corp. 10,323 217,093
#*Cleveland-Cliffs, Inc. 1,268,490 14,613,005
Coeur Mining, Inc. 820,402 12,232,194
Commercial Metals Co. 270,739 18,605,184
*Compass Minerals International,
Inc. 115,076 3,376,330
*Core Molding Technologies, Inc. 6,699 157,828
Corteva, Inc. 515,765 40,595,863
CRH PLC 471,642 44,810,706
Crown Holdings, Inc. 248,877 29,330,154
#*Dakota Gold Corp. 106,882 485,244
Dow, Inc. 693,744 21,013,506
Eagle Materials, Inc. 67,401 13,813,161
Eastman Chemical Co. 270,584 18,927,351
Ecolab, Inc. 183,911 51,059,211
*Ecovyst, Inc. 292,671 3,529,612
Element Solutions, Inc. 491,061 18,036,671
Ferroglobe PLC 45,024 143,176
*Flexible Solutions International,
Inc. 6,450 32,508
#*Flotek Industries, Inc. 83,996 1,977,266
#FMC Corp. 20,375 218,216
Fortitude Gold Corp. 18,471 88,291
Freeport-McMoRan, Inc. 984,985 61,689,611
Shares Value
MATERIALS — (Continued)
Friedman Industries, Inc. 10,108 $ 336,091
Graphic Packaging Holding Co. 321,006 3,444,394
Greif, Inc., Class A 52,962 4,583,861
Greif, Inc., Class B 27,160 2,946,317
#Hawkins, Inc. 40,061 5,129,010
HB Fuller Co. 128,535 7,107,985
Hecla Mining Co. 1,313,109 18,541,099
Huntsman Corp. 472,196 4,608,633
*Ingevity Corp. 65,688 4,802,450
Innospec, Inc. 48,800 4,195,824
#International Flavors &
Fragrances, Inc. 338,999 26,855,501
International Paper Co. 530,019 21,640,676
*Intrepid Potash, Inc. 37,076 1,259,101
*Ivanhoe Electric, Inc. 143,965 1,317,280
*James Hardie Industries PLC 348,295 9,156,676
Kaiser Aluminum Corp. 43,096 6,881,569
#*Knife River Corp. 119,844 8,768,985
Koppers Holdings, Inc. 52,843 2,590,364
Kronos Worldwide, Inc. 58,989 355,114
Linde PLC 280,643 134,253,998
#*LSB Industries, Inc. 158,172 1,720,911
LyondellBasell Industries NV,
Class A 358,142 22,233,455
Martin Marietta Materials, Inc. 39,788 20,894,270
Materion Corp. 40,792 8,600,585
Mativ Holdings, Inc. 137,608 1,201,318
#*McEwen, Inc. 160,389 2,773,126
*Mercer International, Inc. 66,365 41,943
*Metallus, Inc. 113,492 2,283,459
Minerals Technologies, Inc. 85,760 6,538,342
Mosaic Co. (The) 691,048 15,285,982
#*MP Materials Corp. 328,561 13,592,569
Myers Industries, Inc. 77,804 2,657,785
NewMarket Corp. 20,018 17,018,503
Newmont Corp. 944,705 88,528,306
Nexa Resources SA 45,551 585,330
Northern Technologies
International Corp. 16,161 129,611
Nucor Corp. 252,190 64,885,965
*O-I Glass, Inc. 344,675 2,464,426
#Olin Corp. 305,750 5,659,432
Packaging Corp. of America 173,962 42,766,818
*Perimeter Solutions, Inc. 290,096 8,879,839
PPG Industries, Inc. 328,624 36,319,524
#Quaker Chemical Corp. 48,031 7,709,936
#*Ramaco Resources, Inc.,
Class A 132,315 1,213,329
#*Ramaco Resources, Inc.,
Class B 7,566 49,255
*Ranpak Holdings Corp., Class A 239,585 1,226,675
*Rayonier Advanced Materials,
Inc. 194,994 1,745,196
Reliance, Inc. 74,140 30,108,254
Royal Gold, Inc. 110,220 21,862,137
RPM International, Inc. 227,413 24,349,110
Ryerson Holding Corp. 142,690 3,965,355
Scotts Miracle-Gro Co. (The) 83,298 5,471,013
Sensient Technologies Corp. 78,131 9,662,461

81
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
MATERIALS — (Continued)
Sherwin-Williams Co. (The) 201,804 $ 68,784,893
Silgan Holdings, Inc. 213,013 8,516,260
*Smith-Midland Corp. 323 8,765
Smurfit Westrock PLC 712,763 32,765,715
Solstice Advanced Materials, Inc. 285,717 17,191,592
Sonoco Products Co. 197,156 11,111,712
Southern Copper Corp. 53,530 9,780,466
Steel Dynamics, Inc. 161,298 40,527,735
Stepan Co. 61,855 3,967,380
SunCoke Energy, Inc. 233,260 1,978,045
Sylvamo Corp. 85,779 3,208,992
*Tredegar Corp. 69,577 528,089
TriMas Corp. 107,283 4,283,810
#Tronox Holdings PLC 369,810 2,159,690
United States Lime & Minerals,
Inc. 50,582 5,579,195
Vulcan Materials Co. 90,338 24,262,077
Warrior Met Coal, Inc. 138,517 10,999,635
#Westlake Corp. 154,832 10,915,656
Worthington Steel, Inc. 112,691 4,058,003
TOTAL MATERIALS 1,671,710,316
REAL ESTATE — (0.3%)
#AGNT, Inc. 42,194 170,886
*AMREP Corp. 7,663 178,088
*CBRE Group, Inc., Class A 212,966 31,265,539
*CKX Lands, Inc. 39 423
#*Compass, Inc., Class A 311,381 3,546,630
*Comstock Holding Cos., Inc.,
Class A 803 11,322
*CoStar Group, Inc. 148,098 4,259,299
*Cushman & Wakefield, Ltd. 578,801 7,767,509
*Douglas Elliman, Inc. 10,407 17,588
*Five Point Holdings LLC, Class
A 63,213 328,075
*Forestar Group, Inc. 104,856 2,951,696
*FRP Holdings, Inc. 42,457 947,640
#*Howard Hughes Holdings, Inc. 125,102 7,996,520
#*InterGroup Corp. (The) 588 16,723
*J.W. Mays, Inc. 362 14,203
*Jones Lang LaSalle, Inc. 66,768 23,704,643
Marcus & Millichap, Inc. 102,399 3,148,769
*Maui Land & Pineapple Co., Inc. 1,108 19,213
Newmark Group, Inc., Class A 332,220 4,981,639
#*Opendoor Technologies, Inc. 2,057,052 7,755,086
#RMR Group, Inc. (The), Class A 929 17,688
#*Seaport Entertainment Group,
Inc. 21,370 560,535
St. Joe Co. (The) 101,915 6,343,190
#Stratus Properties, Inc. 9,339 183,044
*Tejon Ranch Co. 75,888 1,284,784
#*Zillow Group, Inc., Class A 78,072 2,708,318
*Zillow Group, Inc., Class C 255,689 8,708,767
TOTAL REAL ESTATE 118,887,817
UTILITIES — (1.8%)
AES Corp. (The) 787,903 11,566,416
#Alliant Energy Corp. 209,557 14,832,445
#Ameren Corp. 130,765 14,333,152
Shares Value
UTILITIES — (Continued)
American Electric Power Co.,
Inc. 314,733 $ 40,238,614
American States Water Co. 45,674 3,911,521
#American Water Works Co., Inc. 164,680 22,095,116
Artesian Resources Corp., Class
A 8,591 295,101
Atmos Energy Corp. 81,793 14,132,195
Avista Corp. 98,688 3,991,930
Black Hills Corp. 103,846 7,394,874
California Water Service Group 81,365 4,077,200
CenterPoint Energy, Inc. 495,097 20,813,878
Chesapeake Utilities Corp. 25,473 3,382,305
#Clearway Energy, Inc., Class C 125,847 3,993,125
CMS Energy Corp. 259,757 18,699,906
Consolidated Edison, Inc. 192,983 21,006,200
Consolidated Water Co., Ltd.,
Class OR 15,016 438,467
Constellation Energy Corp. 63,827 16,770,544
Dominion Energy, Inc. 475,062 32,860,039
DTE Energy Co. 98,856 14,024,701
Duke Energy Corp. 140,524 17,625,925
Edison International 256,626 18,828,650
Entergy Corp. 252,858 27,212,578
Essential Utilities, Inc. 301,971 12,033,544
Evergy, Inc. 187,003 15,523,119
Eversource Energy 292,633 20,949,597
Exelon Corp. 535,424 24,533,128
#FirstEnergy Corp. 447,023 21,595,681
Genie Energy, Ltd., Class B 48,223 670,782
Global Water Resources, Inc. 3,426 24,530
#H2O America 41,937 2,571,996
*Hallador Energy Co. 110,011 1,564,356
*Hawaiian Electric Industries, Inc. 162,073 2,093,983
#IDACORP, Inc. 76,952 10,997,210
#MDU Resources Group, Inc. 438,834 8,754,738
MGE Energy, Inc. 44,930 3,573,283
Middlesex Water Co. 21,598 1,237,565
*Montauk Renewables, Inc. 45,690 78,130
National Fuel Gas Co. 114,325 9,410,091
New Jersey Resources Corp. 227,359 13,161,813
NextEra Energy, Inc. 389,472 33,852,906
NiSource, Inc. 400,098 17,776,354
Northwest Natural Holding Co. 48,922 2,393,264
Northwestern Energy Group, Inc. 84,780 5,827,777
NRG Energy, Inc. 313,076 42,042,976
OGE Energy Corp. 241,172 11,419,494
ONE Gas, Inc. 74,126 5,755,884
#Ormat Technologies, Inc. 155,469 15,170,665
Otter Tail Corp. 48,762 4,311,536
PG&E Corp. 1,192,005 20,717,047
#Pinnacle West Capital Corp. 113,550 11,467,415
#Portland General Electric Co. 141,514 6,980,886
PPL Corp. 461,848 16,261,668
Public Service Enterprise Group,
Inc. 251,468 19,282,566
*Pure Cycle Corp. 21,771 228,813
RGC Resources, Inc. 6,445 137,923
Sempra 350,551 31,041,291

82
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
UTILITIES — (Continued)
Southern Co. (The) 204,628 $ 19,345,531
Southwest Gas Holdings, Inc. 86,326 7,717,544
Spire, Inc. 72,670 5,803,426
*Spruce Power Holding Corp. 2,832 5,522
*Talen Energy Corp. 29,937 10,001,952
UGI Corp. 283,994 10,257,863
Unitil Corp. 18,532 999,616
Vistra Corp. 349,741 51,828,119
WEC Energy Group, Inc. 160,448 17,556,220
Xcel Energy, Inc. 328,107 25,657,967
York Water Co. (The) 14,573 451,326
TOTAL UTILITIES 875,591,979
TOTAL COMMON STOCKS 47,823,040,667
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 25,809 49,037
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 88,942 171,658
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 03/31/30 191,414 65,081
*<ABIOMED, Inc. CVR 01/04/27 9,217 143,877
*<Albireo Pharma, Inc. CVR
03/02/27 10,648 67,934
#*Apellis Pharmaceuticals I CVR
05/15/30 53,004 1,590
#*<Chinook Therapeutics, Inc.
CVR 12/31/29 5,844 2,220
*<Imara, Inc. CVR 01/04/27 11,200 4,256
Shares Value
HEALTH CARE — (Continued)
*Kezar Life Sciences, Inc. CVR
05/12/36 1,686 $ 565
*<Mirati Therapeutics CVR
01/04/27 76,379 227,609
*<Novo Nordisk CVR 06/30/31 5,078 3,301
*Palvella Therapeutics, Inc. CVR
01/04/27 218 244
*<Poseida Therapeutics, Inc.
CVR 01/02/29 10,439 14,928
*Tempest Therapeutics, Inc. 107 –
*<Xoma Corp. CVR 04/23/27 5,813 455
*Xoma Royalty Corp. CVR
07/15/36 16,369 19,152
TOTAL HEALTH CARE 551,212
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 01/04/27 6,811 10,625
*Xerox Holdings Corp. 02/14/28 124,114 38,314
TOTAL INFORMATION
TECHNOLOGY 48,939
MATERIALS — (0.0%)
*<Resolute Forest CVR 01/04/27 95,553 25,446
TOTAL RIGHTS/WARRANTS 846,292
TOTAL INVESTMENT SECURITIES — (97.7%)
(Cost $27,918,049,202) 47,823,886,959
SECURITIES LENDING COLLATERAL — (2.3%)
@§The DFA Short Term
Investment Fund 98,328,479 1,137,365,516
TOTAL INVESTMENTS — ( 100.0% )
(Cost $29,055,414,718) $ 48,961,252,475
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 3,292,869,135 $ — $ — $ 3,292,869,135
Consumer Discretionary .......... 4,927,774,175 — — 4,927,774,175
Consumer Staples .............. 2,318,506,905 — — 2,318,506,905
Energy ....................... 2,661,216,848 — — 2,661,216,848
Financials ..................... 7,467,224,970 1,687 — 7,467,226,657

83
Dimensional U.S. Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Health Care ................... $ 4,785,091,390 $ — $ 45,754 $ 4,785,137,144
Industrials ..................... 6,422,175,709 — — 6,422,175,709
Information Technology .......... 13,281,010,928 933,054 — 13,281,943,982
Materials ..................... 1,671,710,316 — — 1,671,710,316
Real Estate .................... 118,887,817 — — 118,887,817
Utilities ....................... 875,591,979 — — 875,591,979
Rights/Warrants
Consumer Discretionary .......... 49,037 — — 49,037
Consumer Staples .............. — 171,658 — 171,658
Health Care ................... — 86,631 464,581 551,212
Information Technology .......... 48,939 — — 48,939
Materials ..................... — — 25,446 25,446
Securities Lending Collateral ........ — 1,137,365,516 — 1,137,365,516
Total Investments .................
$47,822,158,148 $1,138,558,546 $535,781> $48,961,252,475
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in
relation
to net assets.

84
Dimensional US Marketwide Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (5.0%)
*Anterix, Inc. 612 $ 56,928
Array Digital Infrastructure, Inc. 7,998 278,650
AT&T, Inc. 5,978,951 139,010,611
*Atlanta Braves Holdings, Inc.,
Class C 1,850 94,036
*Bandwidth, Inc., Class A 320 12,525
#*Cars.com, Inc. 42,046 498,245
Cinemark Holdings, Inc. 723 26,455
Comcast Corp., Class A 2,935,922 70,344,691
*DoubleVerify Holdings, Inc. 15,230 171,337
*EchoStar Corp., Class A 776 65,254
*EverQuote, Inc., Class A 5,262 132,708
Fox Corp., Class A 170,224 9,912,144
Fox Corp., Class B 188,476 9,789,443
Gray Media, Inc. 37,308 150,724
IDT Corp., Class B 6,846 450,878
*IMAX Corp. 36,334 1,738,219
Iridium Communications, Inc. 7,016 332,137
John Wiley & Sons, Inc., Class A 35,811 1,869,334
*Liberty Broadband Corp., Class
A 7,552 257,221
*Liberty Broadband Corp., Class
C 44,264 1,506,747
*Liberty Capital Corp. 19,050 441,388
#*Liberty Capital Corp., Class A 5,395 127,538
*Liberty Global, Ltd., Class A 82,738 877,850
*Liberty Global, Ltd., Class C 60,391 625,651
*Liberty Latin America, Ltd.,
Class C 151,862 1,225,526
*Liberty Live Holdings, Inc.,
Class A 2 189
*Liberty Live Holdings, Inc.,
Class C 2,730 269,178
#*Liberty Media Corp.-Liberty
Formula One 13,358 1,199,682
*Liberty Media Corp.-Liberty
Formula One, Class C 113,934 11,180,343
*Madison Square Garden
Entertainment Corp., Class A 2 155
*Magnite, Inc. 89,534 1,728,006
Marcus Corp. (The) 21,605 628,705
Match Group, Inc. 32,474 1,279,800
Meta Platforms, Inc., Class A 137,692 76,654,513
New York Times Co. (The),
Class A 132,565 9,927,793
News Corp., Class A 241,640 6,659,598
#News Corp., Class B 61,788 1,932,111
#Nexstar Media Group, Inc.,
Class A 25,178 4,797,164
Omnicom Group, Inc. 213,966 16,839,124
#Paramount Skydance Corp.,
Class B 8,665 68,973
*PubMatic, Inc., Class A 177 2,230
*QuinStreet, Inc. 20,874 323,547
Shares Value
COMMUNICATION SERVICES — (Continued)
*Roku, Inc., Class A 65,871 $ 9,551,954
Saga Communications, Inc.,
Class A 8,193 73,327
Scholastic Corp. 4,623 187,925
Shutterstock, Inc. 1,129 6,097
Sinclair, Inc. 23,233 319,221
#Sirius XM Holdings, Inc. 108,374 3,210,038
#*Sphere Entertainment Co. 11,296 1,618,152
Spok Holdings, Inc. 9,322 101,610
#*Stagwell, Inc., Class A 40,141 339,191
Telephone and Data Systems,
Inc. 56,227 1,888,103
#TKO Group Holdings, Inc.,
Class A 28 5,091
T-Mobile US, Inc. 434,923 75,115,551
#*TripAdvisor, Inc. 21,339 302,267
*USA TODAY Co., Inc. 330 2,868
Verizon Communications, Inc. 3,860,832 180,725,546
Versant Media Group, Inc. 113,112 4,070,901
Walt Disney Co. (The) 979,867 94,253,407
*Warner Bros Discovery, Inc. 1,368,795 35,999,309
#*Yelp, Inc., Class A 49,934 1,319,756
*Ziff Davis, Inc. 2,572 136,522
TOTAL COMMUNICATION
SERVICES 782,714,187
CONSUMER DISCRETIONARY — (8.0%)
#*1-800-Flowers.com, Inc., Class
A 20,434 79,693
*Abercrombie & Fitch Co. 31,486 3,134,116
Academy Sports & Outdoors, Inc. 36,463 1,730,169
#Acushnet Holdings Corp. 29,101 2,947,058
*Adient PLC 16,610 349,474
ADT, Inc. 634,009 4,843,829
#Advance Auto Parts, Inc. 6,655 369,619
*Amazon.com, Inc. 1,971,062 535,301,018
American Eagle Outfitters, Inc. 138,768 2,384,034
*Aptiv PLC 115,526 6,523,753
Aramark 218,833 12,466,916
*Asbury Automotive Group, Inc. 16,274 3,770,686
#Autoliv, Inc. 66,664 8,211,005
*AutoNation, Inc. 30,190 6,412,356
Bassett Furniture Industries, Inc. 2,900 55,013
*Beazer Homes USA, Inc. 6,423 206,178
Best Buy Co., Inc. 175,962 15,178,482
#*Biglari Holdings, Inc., Class B 8 3,180
#*Birkenstock Holding PLC 106,685 4,130,843
*BJ's Restaurants, Inc. 18,497 1,250,582
*Boot Barn Holdings, Inc. 26,871 4,003,510
BorgWarner, Inc. 185,392 11,816,886
Boyd Gaming Corp. 316 26,879
*Bright Horizons Family
Solutions, Inc. 45,063 3,358,996
Brunswick Corp. 62,065 4,903,135
Buckle, Inc. (The) 37,092 1,623,517

85
Dimensional US Marketwide Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Build-A-Bear Workshop, Inc.,
Class A 11,289 $ 382,923
Caleres, Inc. 13,579 174,354
*Callaway Golf Co 25,890 477,929
Canterbury Park Holding Corp. 2,755 42,179
*CarMax, Inc. 59,202 3,389,907
Carnival Corp., Ltd. 1,158,249 32,210,905
Carriage Services, Inc., Class A 13,475 543,986
Carter's, Inc. 6,098 235,200
*Cavco Industries, Inc. 6,078 3,324,848
Century Communities, Inc. 24,193 1,624,802
*Champion Homes, Inc. 47,321 3,767,225
Cheesecake Factory, Inc. (The) 632 64,097
*Citi Trends, Inc. 3,962 264,147
Columbia Sportswear Co. 9,928 589,525
*Covista, Inc. 30,155 3,764,852
*Crocs, Inc. 18,662 2,388,923
D.R. Horton, Inc. 176,149 25,199,876
Dana, Inc. 102,705 2,765,846
*Dauch Corp. 481 2,718
*Deckers Outdoor Corp. 79,769 7,728,021
#Dick's Sporting Goods, Inc. 49,253 9,649,155
#Dillard's, Inc., Class A 6,635 3,903,636
*DoorDash, Inc., Class A 152,115 29,838,878
*Dorman Products, Inc. 24,522 3,265,350
*Driven Brands Holdings, Inc. 12,155 173,452
Escalade, Inc. 277 5,501
Ethan Allen Interiors, Inc. 20,684 463,322
*Figs, Inc., Class A 59,278 634,275
*Five Below, Inc. 45,623 9,906,122
Flanigan's Enterprises, Inc. 865 36,105
Flexsteel Industries, Inc. 2,068 153,094
#*Floor & Decor Holdings, Inc.,
Class A 30,663 1,765,269
Ford Motor Co. 3,513,894 51,583,964
#*GameStop Corp., Class A 138,297 3,003,811
Gap, Inc. (The) 310,480 6,237,543
Garmin, Ltd. 146,008 42,894,230
General Motors Co. 825,979 73,396,494
*Genesco, Inc. 6,504 248,583
Gentex Corp. 179,391 4,190,574
*Gentherm, Inc. 23,659 960,082
Genuine Parts Co. 111,198 13,829,695
*GigaCloud Technology, Inc.,
Class A 978 42,778
G-III Apparel Group, Ltd. 33,197 1,208,703
*Global Business Travel Group I 73,542 694,236
Gold.com, Inc., Class A 9,565 395,608
*Goodyear Tire & Rubber Co.
(The) 43,433 301,859
Graham Holdings Co., Class B 1,548 1,863,080
*Grand Canyon Education, Inc. 2,180 316,841
*Green Brick Partners, Inc. 5,881 415,963
Group 1 Automotive, Inc. 10,138 2,907,274
Hamilton Beach Brands Holding
Co., Class A 10,060 231,279
#Harley-Davidson, Inc. 42,794 1,050,165
Hasbro, Inc. 27,103 2,546,056
Haverty Furniture Cos., Inc. 13,820 340,525
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Helen of Troy, Ltd. 24,281 $ 670,884
*Hilton Grand Vacations, Inc. 73,304 3,382,247
Hooker Furnishings Corp. 10,814 151,072
*Hovnanian Enterprises, Inc.,
Class A 1,769 219,179
#Hyatt Hotels Corp., Class A 21,895 3,811,044
Johnson Outdoors, Inc., Class A 3,847 180,463
KB Home 37,106 2,039,717
#Kohl's Corp. 23,927 457,963
Kontoor Brands, Inc. 20 1,675
*Latham Group, Inc. 1,085 5,816
*Laureate Education, Inc., Class
A 123,497 4,731,170
La-Z-Boy, Inc. 32,882 1,294,893
#LCI Industries 19,800 2,026,728
Lear Corp. 41,890 5,472,510
Lennar Corp., Class A 122,996 10,128,721
#Lennar Corp., Class B 10,732 866,072
Levi Strauss & Co., Class A 82,826 2,030,894
*Life Time Group Holdings, Inc. 181,373 8,179,922
Lifetime Brands, Inc. 16,431 137,527
*Lincoln Educational Services
Corp. 8,454 353,546
Lithia Motors, Inc., Class A 19,606 7,556,545
#LKQ Corp. 208,089 4,671,598
*Lululemon Athletica, Inc. 49,355 5,866,829
*M/I Homes, Inc. 21,328 3,116,661
Macy's, Inc. 161,545 4,009,547
*MarineMax, Inc. 11,720 403,988
#Marriott Vacations Worldwide
Corp. 25,513 2,487,773
*Mattel, Inc. 256,049 3,863,779
#Matthews International Corp.,
Class A 14,183 393,578
Meritage Homes Corp. 55,607 3,903,611
*MGM Resorts International 210,095 9,363,934
*Mohawk Industries, Inc. 51,932 6,392,829
Monarch Casino & Resort, Inc. 2,956 362,849
*Motorcar Parts of America, Inc. 16,200 217,080
Movado Group, Inc. 12,834 490,002
*National Vision Holdings, Inc. 65,969 1,453,957
Newell Brands, Inc. 47,807 267,719
NIKE, Inc., Class B 63,923 2,666,228
#*Norwegian Cruise Line
Holdings, Ltd. 164,678 3,051,483
*NVR, Inc. 1,743 10,714,308
#*Ollie's Bargain Outlet Holdings,
Inc. 22,803 1,675,336
OneSpaWorld Holdings, Ltd. 50,990 1,313,502
#Patrick Industries, Inc. 27,469 2,267,566
Penske Automotive Group, Inc. 30,957 6,727,266
Perdoceo Education Corp. 52,674 1,675,560
#*Petco Health & Wellness Co.,
Inc., Class A 3,078 8,588
#Phinia, Inc. 32,715 2,407,497
Polaris, Inc. 6,827 457,955
PulteGroup, Inc. 164,419 20,794,071
*Pursuit Attractions and
Hospitality, Inc. 478 24,153

86
Dimensional US Marketwide Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
PVH Corp. 41,110 $ 3,562,593
Ralph Lauren Corp., Class A 7,035 2,675,692
RCI Hospitality Holdings, Inc. 7,677 192,616
*Revolve Group, Inc., Class A 23,782 597,166
#*Rivian Automotive, Inc., Class
A 695,356 10,583,318
Rocky Brands, Inc. 7,815 381,685
Royal Caribbean Cruises, Ltd. 82 26,101
*Sally Beauty Holdings, Inc. 42,521 636,539
*Savers Value Village, Inc. 27,549 282,653
#Service Corp. International 24,329 2,096,917
*Shake Shack, Inc., Class A 22 1,381
#*SharkNinja, Inc. 21,947 3,550,366
Shoe Station Group, Inc. 23,452 356,470
Signet Jewelers, Ltd. 34,230 3,179,967
Smith & Wesson Brands, Inc. 38,889 565,835
#Somnigroup International, Inc. 152,066 9,934,472
Sonic Automotive, Inc., Class A 17,440 1,597,155
*Sonos, Inc. 2,823 41,385
Standard Motor Products, Inc. 17,505 669,216
Steven Madden, Ltd. 63,912 2,945,065
Strategic Education, Inc. 19,326 1,584,732
*Strattec Security Corp. 3,654 321,150
*Stride, Inc. 40,273 3,233,519
Sturm Ruger & Co., Inc. 1,131 42,039
Superior Group of Cos., Inc. 16,152 191,401
#Thor Industries, Inc. 45,062 3,378,298
Toll Brothers, Inc. 66,953 9,767,773
Tractor Supply Co. 270,063 8,309,839
*Under Armour, Inc., Class A 3,362 22,357
*Unifi, Inc. 34,880 223,232
*Universal Technical Institute,
Inc. 44,873 1,763,958
Upbound Group, Inc. 18,486 358,444
*Urban Outfitters, Inc. 76,369 5,665,052
*Valvoline, Inc. 754 28,961
*Versigent PLC 54,027 2,234,016
VF Corp. 284,673 4,076,517
*Victoria's Secret & Co. 63,804 5,658,139
Visteon Corp. 20,439 2,136,693
Winnebago Industries, Inc. 22,162 671,065
Wolverine World Wide, Inc. 49,853 981,107
#*XPEL, Inc. 5,731 254,284
*YETI Holdings, Inc. 64,438 3,153,596
*Zumiez, Inc. 785 15,441
TOTAL CONSUMER
DISCRETIONARY 1,245,172,732
CONSUMER STAPLES — (3.6%)
Albertsons Cos., Inc., Class A 414,937 4,804,970
#Alico, Inc. 960 36,250
Andersons, Inc. (The) 28,310 2,003,782
Archer-Daniels-Midland Co. 250,296 19,840,964
#B&G Foods, Inc. 2,365 8,348
*BellRing Brands, Inc. 6,807 84,339
*BJ's Wholesale Club Holdings,
Inc. 61,335 5,997,336
*Boston Beer Co., Inc. (The),
Class A 7,010 1,284,232
Shares Value
CONSUMER STAPLES — (Continued)
Brown-Forman Corp., Class A 809 $ 23,639
#Brown-Forman Corp., Class B 231,660 6,655,592
Bunge Global SA 113,775 12,086,318
Cal-Maine Foods, Inc. 42,698 3,748,030
#Casey's General Stores, Inc. 9,159 7,977,489
*Central Garden & Pet Co. 8,666 373,071
*Central Garden & Pet Co., Class
A 40,536 1,536,720
*Chefs' Warehouse, Inc. (The) 33,248 3,835,157
Church & Dwight Co., Inc. 163,325 16,138,143
Coca-Cola Consolidated, Inc. 1,762 331,080
Conagra Brands, Inc. 7,203 104,516
Constellation Brands, Inc., Class
A 79,181 10,311,742
*Darling Ingredients, Inc. 140,366 8,511,794
Del Monte Corp. 29,910 888,626
Dole PLC 46,598 658,896
Dollar General Corp. 180,187 22,892,758
*Dollar Tree, Inc. 118,148 15,029,607
Edgewell Personal Care Co. 26,248 713,683
*elf Beauty, Inc. 4,586 380,134
*Freshpet, Inc. 41,382 2,463,884
#General Mills, Inc. 267,174 9,551,471
#*Grocery Outlet Holding Corp. 328 3,014
Hormel Foods Corp. 256,743 6,421,142
Ingles Markets, Inc., Class A 11,688 1,052,037
#Ingredion, Inc. 54,272 5,397,893
Interparfums, Inc. 23,895 2,976,122
J.M. Smucker Co. (The) 91,526 10,915,391
John B. Sanfilippo & Son, Inc. 7,288 603,155
Kenvue, Inc. 1,560,358 30,021,288
Keurig Dr Pepper, Inc. 726,647 22,613,255
#Kraft Heinz Co. (The) 558,979 14,449,607
Kroger Co. (The) 502,319 29,003,899
Lamb Weston Holdings, Inc. 38,513 2,023,858
Limoneira Co. 5,260 68,222
*Maplebear, Inc. 181,014 8,073,224
Marzetti Co. (The) 21,666 2,315,445
#McCormick & Co., Inc. 138,904 7,070,214
*Mission Produce, Inc. 7,560 95,332
Molson Coors Beverage Co.,
Class B 145,494 6,046,731
Mondelez International, Inc.,
Class A 1,086,098 67,674,766
National Beverage Corp. 551 17,434
Natural Grocers by Vitamin
Cottage, Inc. 11,923 382,251
*Nature's Sunshine Products,
Inc. 1,029 20,734
Oil-Dri Corp. of America 8,654 858,563
*Performance Food Group Co. 127,475 14,581,865
#Pilgrim's Pride Corp. 111,732 3,056,988
#*Post Holdings, Inc. 43,348 3,962,441
PriceSmart, Inc. 26,376 5,114,570
#Primo Brands Corp., Class A 25,325 574,878
Procter & Gamble Co. (The) 504,342 72,872,376
Reynolds Consumer Products,
Inc. 135,377 3,376,302
Seaboard Corp. 579 2,555,278

87
Dimensional US Marketwide Value ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
*Seneca Foods Corp., Class A 5,354 $ 886,033
*Seneca Foods Corp., Class B 300 49,464
Smithfield Foods, Inc. 8,640 224,986
Spectrum Brands Holdings, Inc. 16,654 1,478,376
*Sprouts Farmers Market, Inc. 11,224 978,284
Target Corp. 369,571 53,399,314
Tootsie Roll Industries, Inc. 17,914 699,004
Turning Point Brands, Inc. 1,428 106,543
Tyson Foods, Inc., Class A 160,728 9,315,795
*United Natural Foods, Inc. 39,235 1,994,315
Universal Corp. 20,534 1,081,936
*US Foods Holding Corp. 187,773 18,888,086
Village Super Market, Inc., Class
A 1,900 83,486
#Weis Markets, Inc. 18,873 1,454,165
TOTAL CONSUMER STAPLES 573,110,633
ENERGY — (12.0%)
Antero Midstream Corp. 428,165 9,406,785
*Antero Resources Corp. 233,975 8,455,856
APA Corp. 222,676 8,310,268
Archrock, Inc. 153,722 5,497,099
Atlas Energy Solutions, Inc.,
Class A 310 3,345
Baker Hughes Co., Class A 801,117 48,459,567
*BKV Corp. 2,276 55,671
Bristow Group, Inc. 12,144 550,366
Cactus, Inc., Class A 50,122 3,258,431
California Resources Corp. 57,547 3,028,123
Cheniere Energy, Inc. 114,394 30,150,827
Chevron Corp. 1,564,454 307,931,481
Chord Energy Corp. 13,631 1,913,520
*CNX Resources Corp. 91,905 3,290,199
#*Comstock Resources, Inc. 204,618 2,713,235
ConocoPhillips 1,048,038 126,267,618
Core Laboratories, Inc. 2,189 23,291
Core Natural Resources, Inc. 20,672 1,650,452
Crescent Energy Co., Class A 180,461 2,069,888
CVR Energy, Inc. 3,173 113,022
Devon Energy Corp. 945,911 42,688,963
DHT Holdings, Inc. 150,004 2,785,574
Diamondback Energy, Inc. 230,233 46,725,787
Dorian LPG, Ltd. 21,774 1,032,523
DT Midstream, Inc. 78,948 10,894,824
EOG Resources, Inc. 491,103 73,022,105
EQT Corp. 462,089 24,624,723
Expand Energy Corp. 193,312 18,177,127
#*Expro, Ltd. 637 10,160
ExxonMobil Holdings Corp. 3,193,983 496,472,718
#Flowco Holdings, Inc., Class A 200 4,090
Granite Ridge Resources, Inc. 4,931 23,422
*Gulfport Energy Corp. 9,888 1,595,627
Halliburton Co. 620,286 20,004,223
*Helix Energy Solutions Group,
Inc. 73,912 702,903
Helmerich & Payne, Inc. 65,966 2,280,445
HF Sinclair Corp. 155,686 14,240,598
*Innovex International, Inc. 744 20,892
International Seaways, Inc. 33,697 3,240,977
Shares Value
ENERGY — (Continued)
Kinder Morgan, Inc. 1,428,748 $ 45,977,111
Kodiak Gas Services, Inc. 62,942 3,695,325
*Kosmos Energy, Ltd. 9,207 24,767
#Liberty Energy, Inc., Class A 60,053 1,123,592
Magnolia Oil & Gas Corp., Class
A 170,318 4,378,876
Marathon Petroleum Corp. 250,282 79,206,745
Matador Resources Co. 102,403 5,108,886
Murphy Oil Corp. 25,040 995,090
*Nabors Industries, Ltd. 4,981 426,722
NACCO Industries, Inc., Class A 2,990 141,726
*National Energy Services
Reunited Corp. 4,626 124,717
Natural Gas Services Group, Inc. 10,028 367,426
Noble Corp. PLC 42,808 1,815,059
Nordic American Tankers, Ltd. 18,065 117,964
Northern Oil & Gas, Inc. 78,565 1,661,650
NOV, Inc. 123,734 2,404,152
Occidental Petroleum Corp. 815,405 46,535,163
*Oceaneering International, Inc. 70,911 3,459,039
*Oil States International, Inc. 855 6,934
ONEOK, Inc. 459,288 41,707,943
Ovintiv, Inc. 198,265 12,383,632
*Par Pacific Holdings, Inc. 19,112 1,644,205
Patterson-UTI Energy, Inc. 35,434 371,348
PBF Energy, Inc., Class A 9,552 690,419
Peabody Energy Corp. 23,858 508,653
Permian Resources Corp., Class
A 598,563 12,755,378
Phillips 66 234,608 49,661,821
#*PrimeEnergy Resources Corp. 5 920
*ProPetro Holding Corp. 28,831 320,024
Range Resources Corp. 214,663 8,616,573
*REX American Resources Corp. 25,722 1,107,075
Riley Exploration Permian, Inc. 456 15,627
RPC, Inc. 156,424 877,539
Scorpio Tankers, Inc. 43,706 3,402,949
*SEACOR Marine Holdings, Inc. 12,678 119,554
*Seadrill, Ltd. 32,442 1,454,699
Select Water Solutions, Inc.,
Class A 90,884 1,683,172
SFL Corp., Ltd., Class B 80,618 994,826
SLB, Ltd. 1,253,795 62,175,694
SM Energy Co. 10,157 330,306
Sunococorp LLC 776 59,317
*Talos Energy, Inc. 124,078 1,883,504
TechnipFMC PLC 23,648 1,694,616
#Teekay Corp., Ltd. 63,163 735,849
Teekay Tankers, Ltd., Class A 22,684 1,800,429
*TETRA Technologies, Inc. 74,070 570,339
#*Tidewater, Inc. 12,468 935,848
#*Transocean, Ltd. 236,223 1,256,706
VAALCO Energy, Inc. 209 1,114
*Valaris, Ltd. 19,547 1,547,927
Valero Energy Corp. 242,350 75,831,315
Venture Global, Inc., Class A 111 1,485
Viper Energy, Inc., Class A 26,615 1,187,295
#Vitesse Energy, Inc. 8,958 139,745

88
Dimensional US Marketwide Value ETF
continued
Shares Value
ENERGY — (Continued)
Weatherford International PLC 18,623 $ 1,634,913
Williams Cos., Inc. (The) 828,549 59,274,395
World Kinect Corp. 47,158 1,879,718
TOTAL ENERGY 1,870,524,541
FINANCIALS — (22.7%)
1st Source Corp. 19,639 1,762,404
Affiliated Managers Group, Inc. 4,683 1,717,397
Aflac, Inc. 327,780 41,785,394
Alerus Financial Corp. 4,320 143,726
Allstate Corp. (The) 214,440 56,629,315
Ally Financial, Inc. 220,272 9,544,386
Amalgamated Financial Corp. 9,414 464,863
American Coastal Insurance
Corp. 44 467
American Financial Group, Inc. 68,662 9,730,779
American International Group,
Inc. 363,063 28,529,491
Ameris Bancorp 58,848 5,132,134
AmeriServ Financial, Inc. 30,968 141,524
*Arch Capital Group, Ltd. 250,049 25,137,426
Associated Banc-Corp 137,706 4,252,361
Assurant, Inc. 34,523 9,638,476
#Assured Guaranty, Ltd. 38,476 3,182,735
Atlantic Union Bankshares Corp. 65,290 2,770,255
*Atlanticus Holdings Corp. 2,224 234,610
Axis Capital Holdings, Ltd. 72,287 7,613,267
*Axos Financial, Inc. 47,496 4,816,569
Banc of California, Inc. 86,134 1,649,466
BancFirst Corp. 16,613 1,874,279
*Bancorp, Inc. (The) 19,529 1,309,810
Bank First Corp. 1,043 159,308
Bank of America Corp. 3,304,578 204,718,607
Bank of Hawaii Corp. 31,076 2,482,972
Bank of New York Mellon Corp.
(The) 446,181 69,751,476
Bank of NT Butterfield & Son,
Ltd. (The) 34,957 2,142,515
Bank OZK 95,299 4,888,839
BankUnited, Inc. 56,032 2,613,893
Banner Corp. 32,850 2,312,968
Bar Harbor Bankshares 2,733 108,527
Beacon Financial Corp. 40,061 1,262,322
*Berkshire Hathaway, Inc., Class
B 821,434 420,196,348
Blackrock, Inc. 233 254,061
*Block, Inc., Class A 271,473 22,054,467
BOK Financial Corp. 57,020 8,056,356
*Bowhead Specialty Holdings,
Inc. 338 10,339
Bread Financial Holdings, Inc. 38,230 4,131,516
*Brighthouse Financial, Inc. 44,494 2,754,624
Brown & Brown, Inc. 215 15,136
Byline Bancorp, Inc. 21,991 863,587
Capital City Bank Group, Inc. 14,283 740,859
Capital One Financial Corp. 259,319 54,200,264
Capitol Federal Financial, Inc. 50,879 449,770
#Carlyle Group, Inc. (The) 170,010 7,823,860
Cathay General Bancorp 56,079 3,543,632
Shares Value
FINANCIALS — (Continued)
Central Pacific Financial Corp. 1,099 $ 43,301
Chemung Financial Corp. 300 24,447
Chubb, Ltd. 192,974 67,672,122
Cincinnati Financial Corp. 106,008 18,835,501
Citigroup, Inc. 771,548 102,191,533
Citizens Community Bancorp,
Inc. 10,355 227,810
Citizens Financial Group, Inc. 232,663 16,670,304
City Holding Co. 9,196 1,334,432
CME Group, Inc., Class A 52,609 14,088,164
CNB Financial Corp. 6,999 245,665
CNO Financial Group, Inc. 78,402 4,319,166
*Coastal Financial Corp. 105 4,304
Columbia Banking System, Inc. 219,704 6,870,144
*Columbia Financial, Inc. 36,683 396,546
Commerce Bancshares, Inc. 95,142 5,639,066
Community Financial System,
Inc. 39,384 2,552,477
Community Trust Bancorp, Inc. 16,592 1,301,642
Community West Bancshares 4,219 105,602
ConnectOne Bancorp, Inc. 35,977 1,185,082
*Consumer Portfolio Services,
Inc. 23,800 221,816
Corebridge Financial, Inc. 357,278 11,143,501
#*Credit Acceptance Corp. 160 91,026
Cullen/Frost Bankers, Inc. 52,395 8,715,384
*Customers Bancorp, Inc. 30,826 2,425,390
CVB Financial Corp. 120,982 2,706,367
DigitalBridge Group, Inc. 16,504 261,918
Dime Community Bancshares,
Inc. 24,202 986,474
Donegal Group, Inc., Class A 12,386 244,500
*Donnelley Financial Solutions,
Inc. 532 25,164
Eagle Bancorp, Inc. 2,452 68,043
East West Bancorp, Inc. 109,102 14,292,362
Eastern Bankshares, Inc. 16,250 373,100
Employers Holdings, Inc. 18,208 920,414
Enact Holdings, Inc. 38,827 1,837,294
*Encore Capital Group, Inc. 13,325 1,253,616
*Enova International, Inc. 309 78,529
Enterprise Financial Services
Corp. 32,235 2,137,503
Equity Bancshares, Inc., Class A 2,393 121,277
#Esquire Financial Holdings, Inc. 2,488 321,499
Essent Group, Ltd. 91,991 6,067,726
*Euronet Worldwide, Inc. 15,982 1,139,996
Everest Group, Ltd. 22,257 8,327,457
EVERTEC, Inc. 49 1,492
#*EZCORP, Inc., Class A 56,508 1,682,243
F&G Annuities & Life, Inc. 22,196 634,140
Farmers National Banc Corp. 1,175 18,635
FB Financial Corp. 40,558 2,448,892
Federal Agricultural Mortgage
Corp., Class A 177 28,572
Federal Agricultural Mortgage
Corp., Class C 9,073 2,065,015
Federated Hermes, Inc., Class B 7,962 477,402
Fidelity National Financial, Inc. 216,414 11,164,798

89
Dimensional US Marketwide Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Fidelity National Information
Services, Inc. 346,941 $ 15,532,549
Fifth Third Bancorp 595,994 33,673,661
Financial Institutions, Inc. 10,663 442,088
First American Financial Corp. 87,775 6,582,247
First Bancorp 136,964 3,962,369
First Bancorp 35,388 2,224,844
First Busey Corp. 54,502 1,681,932
First Business Financial
Services, Inc. 964 67,682
First Citizens BancShares, Inc.,
Class A 7,678 16,789,099
First Commonwealth Financial
Corp. 92,904 2,000,223
First Financial Bancorp 90,154 3,049,910
First Financial Bankshares, Inc. 555 19,503
First Financial Corp. 1,147 92,391
First Hawaiian, Inc. 96,886 2,692,462
First Horizon Corp. 296,148 7,593,235
First Internet Bancorp 5,329 156,992
First Interstate BancSystem, Inc.,
Class A 76,277 2,900,052
First Merchants Corp. 51,423 2,218,388
First Mid Bancshares, Inc. 192 10,001
First United Corp. 1,266 55,881
#FirstCash Holdings, Inc. 7,542 1,538,643
*Flywire Corp. 2,522 40,377
FNB Corp. 312,332 5,903,075
Franklin Resources, Inc. 284,314 9,626,872
Fulton Financial Corp. 150,069 3,651,179
*Genworth Financial, Inc., Class
A 321,510 3,160,443
German American Bancorp, Inc. 18,618 947,284
Glacier Bancorp, Inc. 100,172 4,937,478
Global Payments, Inc. 101,780 8,557,662
Globe Life, Inc. 66,811 12,176,305
Goldman Sachs Group, Inc.
(The) 157,705 160,603,618
Great Southern Bancorp, Inc. 3,268 262,453
*Green Dot Corp., Class A 4,442 58,235
HA Sustainable Infrastructure
Capital, Inc. 792 29,993
Hamilton Insurance Group, Ltd.,
Class B 5,554 199,722
Hancock Whitney Corp. 71,360 5,494,720
Hanover Insurance Group, Inc.
(The) 28,339 6,592,502
*Happen, Inc. 96,906 1,854,781
Hartford Insurance Group, Inc.
(The) 234,872 33,330,686
HCI Group, Inc. 6,547 1,145,790
Heritage Financial Corp. 8,126 241,586
*Heritage Insurance Holdings,
Inc. 9,360 274,903
Hilltop Holdings, Inc. 26,171 1,032,184
Home Bancorp, Inc. 719 51,293
Home BancShares, Inc. 170,384 5,293,831
Hope Bancorp, Inc. 49,836 698,202
Horace Mann Educators Corp. 28,833 1,502,488
Shares Value
FINANCIALS — (Continued)
Huntington Bancshares, Inc. 1,436,110 $ 24,471,314
Independent Bank Corp. 26,393 2,212,525
Intercontinental Exchange, Inc. 145,112 22,126,678
International Bancshares Corp. 50,619 3,874,378
Invesco, Ltd. 350,164 10,364,854
Investors Title Co. 1,087 314,458
Jackson Financial, Inc., Class A 60,151 7,355,264
Jefferies Financial Group, Inc. 90,703 4,952,384
JPMorgan Chase & Co. 1,971,367 693,507,197
Kemper Corp. 26,928 764,217
KeyCorp 617,607 13,951,742
KKR & Co., Inc. 53,152 5,391,207
Lakeland Financial Corp. 6,279 393,379
Landmark Bancorp, Inc. 3,528 110,568
Lincoln National Corp. 63,143 2,879,952
Live Oak Bancshares, Inc. 22,677 970,576
Loews Corp. 111,313 12,913,421
M&T Bank Corp. 81,725 20,128,050
*Markel Group, Inc. 9,367 17,631,879
Mercantile Bank Corp. 4,938 296,675
Merchants Bancorp 34,307 1,893,060
Mercury General Corp. 40,779 4,368,246
Meridian Corp. 1,022 20,072
MetLife, Inc. 554,323 53,287,070
Metropolitan Bank Holding Corp. 1,435 132,709
MGIC Investment Corp. 198,191 5,953,658
Morgan Stanley 292,909 61,633,912
MVB Financial Corp. 716 21,945
National Bank Holdings Corp.,
Class A 33,926 1,465,264
Navient Corp. 47,221 396,184
NBT Bancorp, Inc. 39,575 2,083,624
*NCR Atleos Corp. 1 47
Nelnet, Inc., Class A 20,006 2,718,215
#*NerdWallet, Inc., Class A 1,590 14,310
Nicolet Bankshares, Inc. 13,952 2,384,676
*NMI Holdings, Inc., Class A 63,829 2,827,625
Northeast Bank 1,780 221,023
Northern Trust Corp. 157,308 28,659,945
Northrim BanCorp, Inc. 19,260 510,583
Northwest Bancshares, Inc. 119,157 1,875,531
OceanFirst Financial Corp. 26,871 518,879
OFG Bancorp 37,472 1,980,770
Old National Bancorp 275,989 7,352,347
Old Republic International Corp. 205,283 8,870,278
OneMain Holdings, Inc., Class A 103,177 6,456,817
Oppenheimer Holdings, Inc.,
Class A 3,097 330,264
Origin Bancorp, Inc. 9,701 530,936
Orrstown Financial Services, Inc. 3,096 132,292
Park National Corp. 8,190 1,704,748
Pathward Financial, Inc. 19,406 1,712,385
*Payoneer Global, Inc. 1,946 13,953
PayPal Holdings, Inc. 2,945 168,483
Pelagos Insurance Capital, Ltd. 19,418 491,081
PennyMac Financial Services,
Inc. 42,550 3,208,695

90
Dimensional US Marketwide Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Peoples Bancorp of North
Carolina, Inc. 275 $ 11,825
Peoples Bancorp, Inc. 21,566 898,440
Pinnacle Financial Partners, Inc. 112,791 11,868,997
PNC Financial Services Group,
Inc. (The) 218,466 54,588,099
Popular, Inc. 57,822 10,130,993
Preferred Bank/Los Angeles CA 10,713 1,118,866
Primis Financial Corp. 193 3,092
Principal Financial Group, Inc. 181,429 20,628,477
PROG Holdings, Inc. 27,429 1,207,425
Prosperity Bancshares, Inc. 91,307 6,836,155
Provident Financial Holdings, Inc. 4,144 73,597
Provident Financial Services, Inc. 101,146 2,496,283
Prudential Financial, Inc. 214,049 26,131,102
QCR Holdings, Inc. 8,518 876,928
Radian Group, Inc. 108,271 4,221,486
Raymond James Financial, Inc. 142,472 25,072,223
Regions Financial Corp. 614,595 19,021,715
Reinsurance Group of America,
Inc. 35,838 8,488,230
RenaissanceRe Holdings, Ltd. 33,493 10,717,090
Renasant Corp. 45,352 1,975,987
Riverview Bancorp, Inc. 1,682 8,915
RLI Corp. 231 14,146
*Rocket Cos., Inc., Class A 194,090 2,503,761
S&T Bancorp, Inc. 27,020 1,409,093
Safety Insurance Group, Inc. 12,958 1,339,728
SB Financial Group, Inc. 1,184 31,116
Seacoast Banking Corp. of
Florida 43,320 1,504,937
Selective Insurance Group, Inc. 47,557 4,507,928
ServisFirst Bancshares, Inc. 1,348 120,646
Shore Bancshares, Inc. 25,218 617,841
Simmons First National Corp.,
Class A 69,444 1,638,184
*SiriusPoint, Ltd. 84,842 2,006,513
*Skyward Specialty Insurance
Group, Inc. 8,740 523,963
#SLM Corp. 98,950 2,572,205
#*SoFi Technologies, Inc. 538,514 8,783,163
Southside Bancshares, Inc. 12,016 390,640
SOUTHSTATE BANK Corp. 84,815 8,913,208
State Street Corp. 178,643 32,898,895
Stewart Information Services
Corp. 23,219 1,569,372
Stifel Financial Corp. 102,714 8,516,018
Stock Yards Bancorp, Inc. 19,733 1,679,278
*StoneX Group, Inc. 15,158 1,160,648
Synchrony Financial 292,832 22,193,737
#T. Rowe Price Group, Inc. 96,621 10,797,397
Texas Capital Bancshares, Inc. 37,805 3,737,024
#TFS Financial Corp. 75,007 1,380,879
Timberland Bancorp, Inc. 3,971 178,020
Tiptree, Inc. 29,862 530,648
Tompkins Financial Corp. 304 30,351
Towne Bank/Portsmouth VA 59,815 2,267,587
Travelers Cos., Inc. (The) 190,956 71,486,288
TriCo Bancshares 23,771 1,367,783
Shares Value
FINANCIALS — (Continued)
*Triumph Financial, Inc. 11,652 $ 884,736
Truist Financial Corp. 670,018 34,733,733
Trustmark Corp. 52,898 2,510,010
UMB Financial Corp. 62,374 9,089,763
United Bankshares, Inc. 119,539 5,791,665
United Community Banks, Inc. 99,681 3,532,695
Unity Bancorp, Inc. 3,592 211,533
Universal Insurance Holdings,
Inc. 9,717 424,730
Univest Financial Corp. 23,490 1,039,198
Unum Group 110,608 9,524,455
US Bancorp 909,274 57,293,355
Valley National Bancorp 465,494 6,651,909
Victory Capital Holdings, Inc.,
Class A 39,520 3,913,666
Virtus Investment Partners, Inc. 5,616 894,910
Voya Financial, Inc. 80,260 7,980,252
W. R. Berkley Corp. 184,952 13,416,418
WaFd, Inc. 76,461 2,811,471
Walker & Dunlop, Inc. 380 18,882
Waterstone Financial, Inc. 15,874 325,734
Webster Financial Corp. 134,156 10,359,526
Wells Fargo & Co. 1,760,666 152,209,576
WesBanco, Inc. 45,899 1,899,301
Westamerica Bancorp 20,674 1,243,541
Western Alliance Bancorp 92,893 7,476,958
Western New England Bancorp,
Inc. 13,698 177,115
#Western Union Co. (The) 88,388 562,148
#White Mountains Insurance
Group, Ltd. 1,979 4,151,408
Willis Towers Watson PLC 4,200 1,410,864
Wintrust Financial Corp. 52,830 8,428,498
#WisdomTree, Inc. 632 12,242
*World Acceptance Corp. 4,521 812,921
WSFS Financial Corp. 46,232 3,707,806
Zions Bancorp NA 126,070 8,787,079
TOTAL FINANCIALS 3,544,423,412
HEALTH CARE — (15.0%)
Abbott Laboratories 1,057,609 111,789,271
*Acadia Healthcare Co., Inc. 11,771 348,657
*ACADIA Pharmaceuticals, Inc. 113,182 2,928,018
Acme United Corp. 1,030 58,566
*AdaptHealth Corp., Class A 34,063 367,880
*Addus HomeCare Corp. 14,818 1,711,183
Agilent Technologies, Inc. 168,909 23,371,938
*Align Technology, Inc. 27,760 4,695,882
*Alkermes PLC 118,025 5,782,045
*AMN Healthcare Services, Inc. 482 16,210
*Amneal Pharmaceuticals, Inc. 6,239 114,298
*Amphastar Pharmaceuticals,
Inc. 133 2,652
*ANI Pharmaceuticals, Inc. 15,855 1,256,350
*Anika Therapeutics, Inc. 6,027 116,201
#*Astrana Health, Inc. 10,954 389,524
#*Azenta, Inc. 20,421 574,443
Baxter International, Inc. 464 12,138
Becton Dickinson & Co. 171,817 28,456,332

91
Dimensional US Marketwide Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Biogen, Inc. 66,894 $ 13,576,137
*BioMarin Pharmaceutical, Inc. 74,298 4,459,366
#*Bio-Rad Laboratories, Inc.,
Class A 14,404 4,688,214
Bio-Techne Corp. 21,082 1,519,801
*Boston Scientific Corp. 713,544 33,343,911
#*BrightSpring Health Services,
Inc. 91,211 5,446,209
Bristol-Myers Squibb Co. 1,692,830 110,558,727
*Brookdale Senior Living, Inc. 45,203 659,964
Bruker Corp. 24,087 1,513,627
*CareDx, Inc. 12,562 549,085
*Castle Biosciences, Inc. 5,356 149,968
*Centene Corp. 165,653 10,306,930
#*Charles River Laboratories
International, Inc. 41,350 9,614,288
Chemed Corp. 2,973 1,582,379
Cigna Group (The) 206,030 57,492,671
*Collegium Pharmaceutical, Inc. 16,108 570,062
Concentra Group Holdings
Parent, Inc. 28,552 903,671
CONMED Corp. 15,120 700,056
*Cooper Cos., Inc. (The) 103,993 7,520,774
CVS Health Corp. 710,821 74,231,037
*CytomX Therapeutics, Inc. 282 874
Danaher Corp. 277,739 54,153,550
*Edwards Lifesciences Corp. 327,110 28,154,358
*Elanco Animal Health, Inc. 403,025 10,627,769
Elevance Health, Inc. 154,636 58,118,394
Encompass Health Corp. 82,036 9,111,739
*Enovis Corp. 14,115 411,452
Ensign Group, Inc. (The) 46,666 8,314,015
*Envista Holdings Corp. 148,272 4,049,308
*Exelixis, Inc. 214,302 11,364,435
*Fortrea Holdings, Inc. 36 690
GE HealthCare Technologies,
Inc. 363,603 24,732,276
#*Globus Medical, Inc., Class A 87,854 6,922,017
#*GRAIL, Inc. 3,550 243,388
*Haemonetics Corp. 40,194 3,438,195
*Harmony Biosciences Holdings,
Inc. 48,016 1,692,084
*HealthEquity, Inc. 72,205 7,264,545
HealthStream, Inc. 9,731 272,857
*Henry Schein, Inc. 98,922 8,482,562
Humana, Inc. 60,084 21,862,164
*ICON PLC 15,581 2,548,506
*ICU Medical, Inc. 15,263 2,571,968
*Illumina, Inc. 5,270 1,080,877
*Incyte Corp. 146,266 17,481,712
*Innoviva, Inc. 53,396 1,119,714
*Insulet Corp. 23 3,803
*Integer Holdings Corp. 27,807 3,370,486
*Integra LifeSciences Holdings
Corp. 1,313 21,861
*IQVIA Holdings, Inc. 127,466 29,957,059
*Jazz Pharmaceuticals PLC 45,742 11,566,322
Johnson & Johnson 1,721,896 441,408,040
*Kewaunee Scientific Corp. 1,631 58,259
Shares Value
HEALTH CARE — (Continued)
Labcorp Holdings, Inc. 59,153 $ 18,290,108
#*Lantheus Holdings, Inc. 11,744 1,170,172
*Ligand Pharmaceuticals, Inc. 8,640 2,484,346
*LivaNova PLC 43,288 3,469,100
Medtronic PLC 802,410 68,517,790
Merck & Co., Inc. 982,986 127,984,777
*Merit Medical Systems, Inc. 46,087 3,917,856
*Moderna, Inc. 161,896 8,875,139
*Molina Healthcare, Inc. 20,443 3,999,060
National HealthCare Corp. 12,570 2,841,197
*Neurocrine Biosciences, Inc. 70,756 11,802,101
*Nutex Health, Inc. 6 885
*OmniAb, Inc.- Vesting 12.5 423 –
*OmniAb, Inc.- Vesting 15 423 –
*Omnicell, Inc. 22,572 798,372
*Option Care Health, Inc. 127,353 2,932,940
*Pacira BioSciences, Inc. 866 22,871
*PACS Group, Inc. 5,996 275,876
*Pediatrix Medical Group, Inc. 282 7,476
*Pennant Group, Inc. (The) 11,042 445,213
Pfizer, Inc. 4,643,500 116,133,935
#Phibro Animal Health Corp.,
Class A 1,703 61,870
*Prestige Consumer Healthcare,
Inc. 36,640 1,840,061
*Privia Health Group, Inc. 3,356 79,437
*Progyny, Inc. 42,203 1,313,779
Quest Diagnostics, Inc. 97,395 22,694,009
*RadNet, Inc. 1,326 84,572
Regeneron Pharmaceuticals, Inc. 54,166 41,308,617
*Repligen Corp. 461 65,006
#ResMed, Inc. 71,796 15,147,520
*Revolution Medicines, Inc. 229 42,944
#Revvity, Inc. 65,386 7,357,233
*Rigel Pharmaceuticals, Inc. 112 4,123
*Roivant Sciences, Ltd. 275,486 9,341,730
*Solventum Corp. 79,552 6,796,923
STERIS PLC 67,536 15,425,222
#*Stoke Therapeutics, Inc. 341 9,841
Stryker Corp. 71,936 23,429,555
*Supernus Pharmaceuticals, Inc. 28,254 1,260,976
#*Surgery Partners, Inc. 504 7,762
#*Teladoc Health, Inc. 16,298 109,360
Teleflex, Inc. 16,176 2,211,421
*Tenet Healthcare Corp. 76,272 19,432,580
Thermo Fisher Scientific, Inc. 205,896 118,246,073
*TransMedics Group, Inc. 350 26,778
#*UFP Technologies, Inc. 4,860 1,238,231
*United Therapeutics Corp. 31,217 16,161,353
UnitedHealth Group, Inc. 527,827 218,731,509
Universal Health Services, Inc.,
Class B 53,247 8,968,925
US Physical Therapy, Inc. 9,068 716,916
*Veeva Systems, Inc., Class A 42,765 8,714,652
*Veracyte, Inc. 5,414 250,776
*Vertex Pharmaceuticals, Inc. 169,597 80,914,729
Viatris, Inc. 825,040 14,487,702
#*Waters Corp. 43,562 16,436,378

92
Dimensional US Marketwide Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
West Pharmaceutical Services,
Inc. 31,504 $ 10,741,604
Zimmer Biomet Holdings, Inc. 118,333 11,115,019
TOTAL HEALTH CARE 2,340,528,144
INDUSTRIALS — (14.2%)
#A.O. Smith Corp. 94,588 5,687,576
*AAR Corp. 32,505 4,552,000
ABM Industries, Inc. 51,289 2,457,256
Acuity, Inc. 27,006 8,868,500
Advanced Drainage Systems,
Inc. 37,906 5,249,223
Aebi Schmidt Holding AG 19,816 255,428
AECOM 66,964 4,847,524
#AGCO Corp. 62,350 6,369,676
Alamo Group, Inc. 9,550 1,519,214
*Alaska Air Group, Inc. 98,096 4,654,655
Albany International Corp., Class
A 13,485 1,004,767
*Allegiant Travel Co. 5,945 583,086
Allegion PLC 40,756 6,414,994
Allient, Inc. 4,087 357,449
Allison Transmission Holdings,
Inc. 66,107 7,571,896
*Amentum Holdings, Inc. 96,067 2,132,687
*Ameresco, Inc., Class A 755 15,908
AMETEK, Inc. 148,140 35,806,919
*API Group Corp. 260,610 10,341,005
Apogee Enterprises, Inc. 17,180 680,328
Applied Industrial Technologies,
Inc. 31,086 10,731,198
ArcBest Corp. 13,403 1,934,723
Arcosa, Inc. 40,148 5,829,490
Astec Industries, Inc. 20,017 1,014,061
Atkore, Inc. 3,120 227,635
AZZ, Inc. 15,271 2,210,019
Barrett Business Services, Inc. 11,795 460,477
*Blue Bird Corp. 16 1,190
*BlueLinx Holdings, Inc. 1,492 80,896
Boise Cascade Co. 30,224 2,308,509
Brady Corp., Class A 34,961 3,295,773
*BrightView Holdings, Inc. 55,561 724,515
*Builders FirstSource, Inc. 71,166 4,728,269
#*CACI International, Inc., Class
A 17,116 8,519,489
Cadre Holdings, Inc. 18,372 566,409
Carlisle Cos., Inc. 22 7,918
Carrier Global Corp. 599,029 37,025,983
#*Casella Waste Systems, Inc.,
Class A 30,916 2,773,474
*CBIZ, Inc. 18,615 1,025,314
*CECO Environmental Corp. 25,336 1,669,389
*Centuri Holdings, Inc. 8,341 232,213
Chicago Rivet & Machine Co. 291 3,026
*Clean Harbors, Inc. 42,784 13,386,258
CNH Industrial NV 1,032,292 10,580,993
Columbus McKinnon Corp. 16,542 317,110
CompX International, Inc. 500 14,155
#Concentrix Corp. 50,934 1,252,976
Shares Value
INDUSTRIALS — (Continued)
*Construction Partners, Inc.,
Class A 1,874 $ 193,678
Copa Holdings SA, Class A 26,171 3,695,869
*Copart, Inc. 351,445 10,234,078
*Core & Main, Inc., Class A 89,168 3,920,717
*Costamare Bulkers Holdings,
Ltd. 15,106 295,473
Costamare, Inc. 99,279 1,546,767
Covenant Logistics Group, Inc.,
Class A 14,160 502,963
CRA International, Inc. 3,594 643,434
Crane Co. 29,249 6,243,492
#CSW Industrials, Inc. 789 251,636
CSX Corp. 1,025,835 51,702,084
Cummins, Inc. 63,939 40,550,114
Curtiss-Wright Corp. 1,073 776,852
*Custom Truck One Source, Inc. 39,181 397,687
Deere & Co. 194,096 115,034,876
Delta Air Lines, Inc. 569,273 49,777,231
Deluxe Corp. 22,408 579,695
*Distribution Solutions Group,
Inc. 16,453 568,780
*DNOW, Inc. 134,234 1,895,384
Donaldson Co., Inc. 87,258 8,223,194
Douglas Dynamics, Inc. 14,892 657,184
Dover Corp. 109,923 22,492,444
*Ducommun, Inc. 7,520 1,346,230
DuPont de Nemours, Inc. 75,992 10,410,904
*DXP Enterprises, Inc. 13,706 2,152,116
*Dycom Industries, Inc. 14,275 5,725,274
Eastern Co. (The) 8,217 194,907
#Eaton Corp. PLC 9,587 3,980,522
Emerson Electric Co. 427,683 64,075,467
*Energy Recovery, Inc. 17,325 149,861
Enerpac Tool Group Corp., Class
A 41,855 1,495,898
EnerSys 31,635 5,885,692
Ennis, Inc. 26,765 583,477
Enpro, Inc. 17,220 5,405,702
*Enviri Corp. 7,361 163,267
Equifax, Inc. 61,649 10,641,850
#Esab Corp. 51,823 4,484,244
ESCO Technologies, Inc. 13,442 4,238,128
Espey Mfg. & Electronics Corp. 1,671 98,873
*ExlService Holdings, Inc. 1,630 55,306
Exponent, Inc. 37 2,473
#Federal Signal Corp. 50,383 6,295,356
FedEx Corp. 201,119 61,823,981
*FedEx Freight Holding Co., Inc. 95,822 13,465,866
#*First Advantage Corp. 45,582 904,347
Flowserve Corp. 106,870 8,121,051
*Fluor Corp. 120,533 6,047,141
Fortive Corp. 241,103 14,275,709
Fortune Brands Innovations, Inc. 96,827 4,769,698
Franklin Electric Co., Inc. 37,207 3,896,317
*FTI Consulting, Inc. 26,228 4,180,219
*Gates Industrial Corp., Ltd. 222,860 6,235,623
GATX Corp. 30,130 5,389,353
Genco Shipping & Trading, Ltd. 20,974 535,676

93
Dimensional US Marketwide Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Gencor Industries, Inc. 12,989 $ 184,963
*Generac Holdings, Inc. 48,384 9,536,970
General Dynamics Corp. 186,522 71,516,265
Genpact, Ltd. 144,504 5,082,206
*Gibraltar Industries, Inc. 22,610 955,499
Gorman-Rupp Co. (The) 18,456 1,498,443
Graco, Inc. 98,823 7,844,570
#Granite Construction, Inc. 37,462 4,531,778
Greenbrier Cos., Inc. (The) 25,561 1,258,879
#*GXO Logistics, Inc. 100,491 5,040,629
#*Hayward Holdings, Inc. 178,265 2,697,149
*Healthcare Services Group, Inc. 27,402 638,467
Helios Technologies, Inc. 8,446 658,028
Herc Holdings, Inc. 28,585 4,291,752
Hexcel Corp. 59,547 6,130,364
*Hillman Solutions Corp. 156,703 1,233,253
HNI Corp. 38,525 1,734,010
Hub Group, Inc., Class A 51,333 2,388,525
Hubbell, Inc., Class B 12,340 5,831,267
Huntington Ingalls Industries, Inc. 32,031 10,456,520
*Hurco Cos., Inc. 3,927 81,839
*Huron Consulting Group, Inc. 14,046 2,131,761
Hyster-Yale, Inc. 7,490 250,391
ICF International, Inc. 14,984 1,212,505
IDEX Corp. 49,226 11,344,132
Ingersoll Rand, Inc. 208,175 17,357,632
Insteel Industries, Inc. 15,459 473,818
Interface, Inc., Class A 28,214 966,612
#ITT, Inc. 59,112 11,584,770
Jacobs Solutions, Inc. 95,807 12,927,239
JB Hunt Transport Services, Inc. 82,649 22,459,866
JBT Marel Corp. 2,618 362,514
Johnson Controls International
PLC 414,650 60,812,569
Kadant, Inc. 9,730 2,991,975
#KBR, Inc. 55,867 2,045,291
Kennametal, Inc. 71,290 2,421,721
Kforce, Inc. 3,851 218,621
*Kirby Corp. 45,649 5,986,410
Knight-Swift Transportation
Holdings, Inc., Class A 124,974 8,689,442
Korn Ferry 44,658 3,674,014
*Kratos Defense & Security
Solutions, Inc. 84,728 3,948,325
L3Harris Technologies, Inc. 114,570 31,742,764
Landstar System, Inc. 25,477 4,452,615
Leidos Holdings, Inc. 105,990 12,252,444
Leonardo DRS, Inc. 110,302 5,079,407
#*Limbach Holdings, Inc. 152 10,898
Lindsay Corp. 9,003 997,712
*Liquidity Services, Inc. 10,239 399,116
#*Loar Holdings, Inc. 31 2,122
Louisiana-Pacific Corp. 58,832 4,261,202
LSI Industries, Inc. 15,841 370,521
*Lyft, Inc., Class A 9,304 147,561
ManpowerGroup, Inc. 615 32,238
Marten Transport, Ltd. 64,900 959,871
*MasTec, Inc. 1,689 444,376
Shares Value
INDUSTRIALS — (Continued)
*Masterbrand, Inc. 108,411 $ 894,391
Matson, Inc. 26,943 5,458,382
Maximus, Inc. 44,524 2,682,571
McGrath RentCorp 19,576 2,254,176
#*Mercury Systems, Inc. 4,238 411,510
*Middleby Corp. (The) 34,416 4,597,289
#*Midera Food Processing, Inc. 34,416 1,650,247
Miller Industries, Inc. 9,828 494,348
MillerKnoll, Inc. 38,257 861,548
*Modine Manufacturing Co. 5,942 1,194,699
Moog, Inc., Class A 23,865 9,303,770
#MSA Safety, Inc. 30,971 5,892,852
MSC Industrial Direct Co., Inc.,
Class A 49,446 6,101,636
Mueller Industries, Inc. 182,882 12,145,194
Mueller Water Products, Inc.,
Class A 129,763 3,275,218
*MYR Group, Inc. 2,307 768,739
National Presto Industries, Inc. 1,771 215,035
#*Nextpower, Inc., Class A 59,450 5,342,772
Nordson Corp. 45,998 13,697,284
Norfolk Southern Corp. 180,763 60,642,371
Northrop Grumman Corp. 110,924 60,174,052
*NPK International, Inc. 71,379 891,524
nVent Electric PLC 69,289 10,658,727
*NWPX Infrastructure, Inc. 5,318 654,539
*OPENLANE, Inc. 79,479 3,160,085
Oshkosh Corp. 55,274 7,871,570
Owens Corning 68,304 9,487,426
PACCAR, Inc. 366,570 48,636,508
#*PAMT Corp. 21,720 350,018
Park Aerospace Corp. 4,400 149,160
*Parsons Corp. 85,317 3,771,865
Paycom Software, Inc. 4,088 670,269
*Paylocity Holding Corp. 239 32,957
Pentair PLC 129,068 8,446,210
*Perma-Pipe International
Holdings, Inc. 7,100 171,465
*Power Solutions International,
Inc. 28 773
#Preformed Line Products Co. 2,305 822,839
Primoris Services Corp. 47,026 3,969,465
*Proto Labs, Inc. 9,392 704,870
Quad/Graphics, Inc. 8,122 84,388
Quanex Building Products Corp. 26,212 467,622
Quanta Services, Inc. 253 168,842
*QXO, Inc. 223,713 2,975,383
*Radiant Logistics, Inc. 42,044 346,443
*RBC Bearings, Inc. 17,057 9,403,695
*RCM Technologies, Inc. 3,924 111,010
Regal Rexnord Corp. 51,464 10,561,957
Republic Services, Inc., Class A 116,887 24,610,558
*Resideo Technologies, Inc. 135,348 4,642,436
RTX Corp. 767,888 165,264,855
Rush Enterprises, Inc., Class A 27,840 2,221,354
Rush Enterprises, Inc., Class B 33,461 2,600,924
#*RXO, Inc. 832 16,848
Ryder System, Inc. 33,465 8,581,095

94
Dimensional US Marketwide Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Saia, Inc. 20,897 $ 7,264,424
Schneider National, Inc., Class B 71,249 2,546,439
Science Applications
International Corp. 38,187 4,472,843
Sensata Technologies Holding
PLC 42,168 1,951,957
*Shoals Technologies Group,
Inc., Class A 86,797 758,606
*SIFCO Industries, Inc. 4,527 116,706
Simpson Manufacturing Co., Inc. 34,055 6,393,486
*SiteOne Landscape Supply, Inc. 36,786 3,474,070
*SkyWest, Inc. 33,158 3,546,911
Snap-on, Inc. 43,111 17,693,186
Southwest Airlines Co. 389,560 17,518,513
*SPX Technologies, Inc. 28,097 6,170,663
SS&C Technologies Holdings,
Inc. 205,966 15,869,680
#*StandardAero, Inc. 118,125 3,462,244
Standex International Corp. 6,540 1,939,110
Stanley Black & Decker, Inc. 97,124 9,185,988
#TaskUS, Inc., Class A 3,653 22,174
#Tecnoglass Holdings, Inc. 24,144 1,048,815
Tennant Co. 15,142 1,272,382
Terex Corp. 73,388 4,611,702
Tetra Tech, Inc. 148,906 4,937,723
Textron, Inc. 117,793 10,043,031
#*TIC Solutions, Inc. 55,236 403,775
Timken Co. (The) 60,352 8,301,418
*Titan International, Inc. 18,000 129,960
*Titan Machinery, Inc. 14,300 242,957
Toro Co. (The) 83,334 7,655,895
TransUnion 163,072 12,820,721
*Trex Co., Inc. 164 7,111
Trinity Industries, Inc. 68,183 2,130,037
Tutor Perini Corp. 2,548 213,395
Twin Disc, Inc. 6,900 157,389
*Uber Technologies, Inc. 1,279,478 90,024,072
UFP Industries, Inc. 49,447 4,289,033
*U-Haul Holding Co. 481 34,108
U-Haul Holding Co. 129,947 8,132,083
*Ultralife Corp. 3,309 17,174
UniFirst Corp. 12,799 3,749,851
*United Airlines Holdings, Inc. 289,737 35,153,790
United Parcel Service, Inc., Class
B 555,770 57,922,349
United Rentals, Inc. 41,125 44,384,568
*Upwork, Inc. 99,604 912,373
*V2X, Inc. 22,380 2,019,571
Valmont Industries, Inc. 15,659 7,542,940
Veralto Corp. 103,164 9,714,954
*Vestis Corp. 4,896 70,796
#Virco Mfg. Corp. 12,601 76,236
VSE Corp. 8,430 1,638,708
#Watsco, Inc. 16,830 5,205,519
Watts Water Technologies, Inc.,
Class A 22,245 7,692,099
Werner Enterprises, Inc. 50,961 1,906,961
WESCO International, Inc. 41,626 14,298,115
Shares Value
INDUSTRIALS — (Continued)
Westinghouse Air Brake
Technologies Corp. 103,455 $ 30,090,921
Willis Lease Finance Corp. 16,557 1,181,011
WillScot Holdings Corp. 1,890 45,889
Woodward, Inc. 4,575 1,650,431
Worthington Enterprises, Inc. 22,336 1,255,507
Xylem, Inc. 153,152 17,914,189
Zurn Elkay Water Solutions Corp. 89,540 4,522,665
TOTAL INDUSTRIALS 2,212,484,532
INFORMATION TECHNOLOGY — (11.6%)
A10 Networks, Inc. 10,808 319,593
Accenture PLC, Class A 111,675 18,529,116
*ACI Worldwide, Inc. 86,282 4,946,547
*ACM Research, Inc., Class A 5,316 417,147
Adeia, Inc. 74,982 1,998,270
Advanced Energy Industries, Inc. 15,094 4,370,015
*Akamai Technologies, Inc. 116,706 13,442,197
*Alarm.com Holdings, Inc. 34,776 1,903,986
#*Allegro MicroSystems, Inc. 977 40,545
*Alpha & Omega Semiconductor,
Ltd. 14,242 452,041
Amdocs, Ltd. 88,751 4,945,206
Amkor Technology, Inc. 147,486 7,355,127
Analog Devices, Inc. 319,770 117,486,696
*Arrow Electronics, Inc. 43,072 9,328,103
*AstroNova, Inc. 6,285 181,951
#*Aurora Innovation, Inc., Class
A 172,122 1,110,187
Avnet, Inc. 72,544 6,444,809
*Aware, Inc. 14,326 17,191
*Axcelis Technologies, Inc. 11,111 1,448,652
Badger Meter, Inc. 40 5,374
#Bel Fuse, Inc., Class A 3,490 778,724
Bel Fuse, Inc., Class B 4,899 1,332,381
Belden, Inc. 34,033 4,221,794
Benchmark Electronics, Inc. 29,663 2,366,218
*Calix, Inc. 1,364 48,968
CDW Corp. 15,865 2,345,006
*Cerence, Inc. 15,526 132,282
*Cirrus Logic, Inc. 44,478 5,753,229
Cisco Systems, Inc. 1,994,148 231,301,227
#*Cleanspark, Inc. 14,776 203,318
Climb Global Solutions, Inc. 1,052 28,204
#Cognex Corp. 82,085 5,355,225
Cognizant Technology Solutions
Corp., Class A 422,059 23,360,966
*Coherent Corp. 73,627 19,355,802
*Cohu, Inc. 11,598 556,588
Corning, Inc. 3,249 449,174
#Crane NXT Co. 49,335 2,562,953
CSP, Inc. 4,507 35,650
CTS Corp. 23,767 1,523,940
*Daktronics, Inc. 22,065 436,225
#*Diebold Nixdorf, Inc. 14,775 1,087,292
*Digi International, Inc. 29,501 2,056,810
*Digital Turbine, Inc. 1,106 8,914
*Diodes, Inc. 42,996 3,539,431

95
Dimensional US Marketwide Value ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#Dolby Laboratories, Inc., Class
A 47,090 $ 2,769,363
#*DXC Technology Co. 364 4,091
*Dynatrace, Inc. 119,989 5,317,912
*Enphase Energy, Inc. 155 5,819
#Entegris, Inc. 81,928 9,753,528
*EPAM Systems, Inc. 1,431 151,056
ePlus, Inc. 20,974 1,938,207
*Everforth, Inc. 35,360 1,005,638
*F5, Inc. 50,150 20,188,885
*Fabrinet 12,455 5,423,032
*First Solar, Inc. 77,153 16,281,598
#*Five9, Inc. 3,664 100,797
*Flex, Ltd. 40,748 4,635,085
*FormFactor, Inc. 15,556 1,652,047
Gen Digital, Inc. 296,700 8,144,415
GLOBALFOUNDRIES, Inc. 139,535 6,975,355
*Harmonic, Inc. 28,919 334,014
Hewlett Packard Enterprise Co. 868,238 41,588,600
*Hut 8 Corp., Class U 56 6,027
*Insight Enterprises, Inc. 25,242 3,254,451
*Intel Corp. 2,040,761 184,076,642
#InterDigital, Inc. 4,527 1,379,943
International Business Machines
Corp. 171,966 38,460,196
Intuit, Inc. 68,777 21,738,346
#*IonQ, Inc. 74,032 2,697,726
*Itron, Inc. 38,939 3,880,661
*Key Tronic Corp. 15,978 62,953
*Keysight Technologies, Inc. 57,845 18,457,183
*Kimball Electronics, Inc. 19,417 480,182
*Knowles Corp. 61,854 2,263,238
Kulicke & Soffa Industries, Inc. 3,439 306,759
Littelfuse, Inc. 13,478 5,959,028
*LiveRamp Holdings, Inc. 1,370 51,882
*MaxLinear, Inc., Class A 184 12,295
Methode Electronics, Inc. 5,498 76,917
Microchip Technology, Inc. 137,973 10,250,014
Micron Technology, Inc. 535,221 440,502,940
*Mirion Technologies, Inc., Class
A 190,261 2,850,110
*Mitek Systems, Inc. 35,317 589,794
MKS, Inc. 32,349 9,622,210
*MongoDB, Inc., Class A 23,003 7,763,052
*NCR Voyix Corp. 99,097 819,532
*NETGEAR, Inc. 2,872 69,388
*NetScout Systems, Inc. 30,819 1,253,409
*Novanta, Inc. 1,595 227,367
NXP Semiconductors NV 171,096 39,208,359
*Okta, Inc., Class A 97,250 13,802,692
*ON Semiconductor Corp. 121,584 9,922,470
OneSpan, Inc. 3,839 59,428
*Onto Innovation, Inc. 20,599 5,326,489
#*Optical Cable Corp. 100 1,486
#*OSI Systems, Inc. 16,394 3,629,468
PC Connection, Inc. 20,670 1,730,492
#*Penguin Solutions, Inc. 36,505 1,921,258
*Photronics, Inc. 53,220 1,612,034
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Plexus Corp. 21,436 $ 5,387,724
*PTC, Inc. 11,753 1,612,512
Qnity Electronics, Inc. 112,972 14,819,667
*Qorvo, Inc. 63,533 5,754,184
QUALCOMM, Inc. 1,767 260,827
*Qualys, Inc. 12 1,737
*Rambus, Inc. 4,860 442,406
Richardson Electronics, Ltd. 6,110 111,752
Roper Technologies, Inc. 52,763 20,681,513
Salesforce, Inc. 455,572 83,834,359
*Sandisk Corp. 1 1,215
*Sanmina Corp. 22,296 4,137,246
*ScanSource, Inc. 20,463 1,158,615
*ServiceNow, Inc. 477 53,057
*Silicon Laboratories, Inc. 4,925 1,071,187
#Skyworks Solutions, Inc. 111,753 6,959,977
#*Sprinklr, Inc., Class A 98,575 626,937
#*Super Micro Computer, Inc. 113,855 3,233,482
*Synaptics, Inc. 15,718 1,686,856
*Synopsys, Inc. 69,668 27,084,132
TD SYNNEX Corp. 57,095 14,599,191
TE Connectivity PLC 250,936 51,615,026
*Teledyne Technologies, Inc. 26,150 17,143,155
*Trimble, Inc. 132,583 7,501,546
*TTM Technologies, Inc. 81,460 9,403,742
*Twilio, Inc., Class A 99,368 19,610,275
*Tyler Technologies, Inc. 7,462 2,310,235
#*Ultra Clean Holdings, Inc. 33,954 2,828,708
*Unity Software, Inc. 97,029 3,076,790
#Universal Display Corp. 2,833 227,093
*Veeco Instruments, Inc. 17,523 876,150
*Viasat, Inc. 56,478 4,344,853
Vishay Intertechnology, Inc. 107,566 3,680,909
*Vishay Precision Group, Inc. 9,920 913,136
*Vistance Networks, Inc. 1,595 18,725
#Vontier Corp. 116,359 3,738,615
*Yext, Inc. 948 5,176
*Zebra Technologies Corp. 39,649 11,649,669
*Zoom Communications, Inc.,
Class A 143,464 13,782,586
TOTAL INFORMATION
TECHNOLOGY 1,810,423,902
MATERIALS — (6.1%)
AdvanSix, Inc. 9,531 191,192
Air Products and Chemicals, Inc. 164,013 48,365,794
Albemarle Corp. 75,709 8,906,407
Alcoa Corp. 201,396 9,115,183
*Alpha Metallurgical Resources,
Inc. 9,410 1,290,676
Amcor PLC 243,786 10,941,116
AptarGroup, Inc. 51,477 6,895,859
*Ascent Industries Co. 1,028 15,903
Ashland, Inc. 27,620 2,005,488
Avery Dennison Corp. 46,254 7,850,691
Avient Corp. 74,476 2,704,968
*Axalta Coating Systems, Ltd. 170,812 6,116,778
Balchem Corp. 7,664 1,284,141
Ball Corp. 213,121 13,831,553

96
Dimensional US Marketwide Value ETF
continued
Shares Value
MATERIALS — (Continued)
Cabot Corp. 42,785 $ 3,765,936
Caledonia Mining Corp. PLC 80 1,471
Celanese Corp., Class A 13,443 601,171
*Century Aluminum Co. 62,573 2,801,393
CF Industries Holdings, Inc. 174,366 21,828,880
Chemours Co. (The) 539 8,953
Coeur Mining, Inc. 315,643 4,706,237
Commercial Metals Co. 95,842 6,586,262
*Compass Minerals International,
Inc. 410 12,029
*Core Molding Technologies, Inc. 9,557 225,163
Corteva, Inc. 361,536 28,456,499
CRH PLC 540,887 51,389,674
Crown Holdings, Inc. 102,964 12,134,307
Dow, Inc. 389,109 11,786,112
Eagle Materials, Inc. 26,112 5,351,393
Eastman Chemical Co. 94,361 6,600,552
*Ecovyst, Inc. 60,405 728,484
Element Solutions, Inc. 210,031 7,714,439
#*Flotek Industries, Inc. 208 4,896
Fortitude Gold Corp. 14,303 68,368
Freeport-McMoRan, Inc. 1,197,452 74,996,419
Friedman Industries, Inc. 3,048 101,346
Graphic Packaging Holding Co. 168,129 1,804,024
#Greif, Inc., Class A 23,316 2,018,000
Greif, Inc., Class B 400 43,392
#Hawkins, Inc. 9,953 1,274,283
HB Fuller Co. 53,472 2,957,002
Hecla Mining Co. 511,685 7,224,992
Huntsman Corp. 5,124 50,010
*Ingevity Corp. 3,300 241,263
Innospec, Inc. 19,638 1,688,475
#International Flavors &
Fragrances, Inc. 133,070 10,541,805
#International Paper Co. 271,600 11,089,428
*Intrepid Potash, Inc. 1,693 57,494
*James Hardie Industries PLC 143,354 3,768,777
Kaiser Aluminum Corp. 14,524 2,319,192
#*Knife River Corp. 45,848 3,354,698
Koppers Holdings, Inc. 2,245 110,050
Linde PLC 387,416 185,332,066
#*LSB Industries, Inc. 23,056 250,849
LyondellBasell Industries NV,
Class A 187,895 11,664,522
Martin Marietta Materials, Inc. 37,060 19,461,688
Materion Corp. 16,811 3,544,431
*Metallus, Inc. 23,022 463,203
Minerals Technologies, Inc. 15,333 1,168,988
Mosaic Co. (The) 219,610 4,857,773
#*MP Materials Corp. 20,747 858,303
NewMarket Corp. 7,334 6,235,073
Newmont Corp. 958,279 89,800,325
Nexa Resources SA 183 2,352
Northern Technologies
International Corp. 6,070 48,681
Nucor Corp. 181,097 46,594,447
*O-I Glass, Inc. 109,066 779,822
Olin Corp. 101,835 1,884,966
Shares Value
MATERIALS — (Continued)
Packaging Corp. of America 75,670 $ 18,602,713
*Perimeter Solutions, Inc. 30,831 943,737
PPG Industries, Inc. 177,521 19,619,621
#Quaker Chemical Corp. 2,084 334,524
#*Ramaco Resources, Inc.,
Class A 1,093 10,023
#*Ramaco Resources, Inc.,
Class B 12 78
*Rayonier Advanced Materials,
Inc. 33,663 301,284
Reliance, Inc. 34,598 14,050,248
Royal Gold, Inc. 52,311 10,375,887
RPM International, Inc. 104,407 11,178,857
Ryerson Holding Corp. 22,375 621,801
Sensient Technologies Corp. 34,291 4,240,768
Silgan Holdings, Inc. 84,595 3,382,108
Smurfit Westrock PLC 337,794 15,528,390
Solstice Advanced Materials, Inc. 3,258 196,034
Sonoco Products Co. 63,092 3,555,865
Steel Dynamics, Inc. 110,789 27,836,844
SunCoke Energy, Inc. 117 992
Sylvamo Corp. 31,698 1,185,822
TriMas Corp. 22,239 888,003
#Tronox Holdings PLC 921 5,379
United States Lime & Minerals,
Inc. 18,972 2,092,612
Vulcan Materials Co. 99,275 26,662,287
Warrior Met Coal, Inc. 15,875 1,260,634
#Westlake Corp. 49,082 3,460,281
Worthington Steel, Inc. 17,080 615,051
TOTAL MATERIALS 947,825,950
REAL ESTATE — (0.3%)
*CBRE Group, Inc., Class A 225,008 33,033,424
*Compass, Inc., Class A 2,688 30,616
*Cushman & Wakefield, Ltd. 190,255 2,553,222
*Forestar Group, Inc. 24,926 701,667
#*Howard Hughes Holdings, Inc. 35,636 2,277,853
*Jones Lang LaSalle, Inc. 32,073 11,386,877
Newmark Group, Inc., Class A 119,580 1,793,102
#*Seaport Entertainment Group,
Inc. 8,435 221,250
St. Joe Co. (The) 29,636 1,844,545
Stratus Properties, Inc. 2,821 55,292
*Zillow Group, Inc., Class A 26,733 927,368
*Zillow Group, Inc., Class C 57,828 1,969,622
TOTAL REAL ESTATE 56,794,838
UTILITIES — (0.1%)
*Hallador Energy Co. 19,338 274,986
#MDU Resources Group, Inc. 173,251 3,456,357
New Jersey Resources Corp. 79,940 4,627,727
NRG Energy, Inc. 230 30,887

97
Dimensional US Marketwide Value ETF
continued
Shares Value
UTILITIES — (Continued)
#Ormat Technologies, Inc. 52,282 $ 5,101,678
TOTAL UTILITIES 13,491,635
TOTAL COMMON STOCKS 15,397,494,506
RIGHT/WARRANT — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 22,587 42,916
TOTAL RIGHT/WARRANT 42,916
TOTAL INVESTMENT SECURITIES — (98.6%)
(Cost $9,832,449,358) 15,397,537,422
SECURITIES LENDING COLLATERAL — (1.4%)
@§The DFA Short Term
Investment Fund 18,464,577 213,579,767
TOTAL INVESTMENTS — ( 100.0% )
(Cost $10,046,029,125) $ 15,611,117,189
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 782,714,187 $ — $ — $ 782,714,187
Consumer Discretionary .......... 1,245,172,732 — — 1,245,172,732
Consumer Staples .............. 573,110,633 — — 573,110,633
Energy ....................... 1,870,524,541 — — 1,870,524,541
Financials ..................... 3,544,423,412 — — 3,544,423,412
Health Care ................... 2,340,528,144 — — 2,340,528,144
Industrials ..................... 2,212,484,532 — — 2,212,484,532
Information Technology .......... 1,810,423,902 — — 1,810,423,902
Materials ..................... 947,825,950 — — 947,825,950
Real Estate .................... 56,794,838 — — 56,794,838
Utilities ....................... 13,491,635 — — 13,491,635
Right/Warrant
Consumer Discretionary .......... 42,916 — — 42,916
Securities Lending Collateral ........ — 213,579,767 — 213,579,767
Total Investments .................
$15,397,537,422 $213,579,767 $— $15,611,117,189

98
Dimensional International Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.5%)
AUSTRALIA — (5.2%)
#Ampol, Ltd. 168,592 $ 4,724,587
#Ansell, Ltd. 11,216 258,305
ANZ Group Holdings, Ltd. 3,167,804 83,011,376
Aurizon Holdings, Ltd. 9,240,828 27,194,368
Bendigo & Adelaide Bank, Ltd. 976,906 7,863,058
BlueScope Steel, Ltd. 1,747,636 40,162,278
Challenger, Ltd. 1,259,770 8,679,892
Cleanaway Waste
Management, Ltd. 4,201,810 6,905,678
Dyno Nobel, Ltd. 3,087,502 8,196,965
#Endeavour Group, Ltd. 3,610,674 8,825,140
Evolution Mining, Ltd. 698,066 5,525,537
Fortescue, Ltd. 3,465,794 45,057,099
Harvey Norman Holdings, Ltd. 2,753,797 9,515,927
Insurance Australia Group, Ltd. 136,571 814,367
#National Australia Bank, Ltd. 4,112,697 119,384,015
#*NEXTDC, Ltd. 754,332 7,078,204
Northern Star Resources, Ltd. 2,778,294 38,831,605
Orica, Ltd. 2,009,284 32,909,701
Origin Energy, Ltd., Class B 3,562,014 26,919,188
Perseus Mining, Ltd. 3,524,879 12,007,152
QBE Insurance Group, Ltd. 3,471,471 60,296,447
Ramelius Resources, Ltd. 2,754,980 5,901,635
#Ramsay Health Care, Ltd. 262,241 8,166,770
#Reece, Ltd. 23,379 264,202
Rio Tinto, Ltd. 699,124 83,755,035
*Sandfire Resources, Ltd. 206,923 2,754,051
Santos, Ltd. 14,281,280 78,638,869
#Sonic Healthcare, Ltd. 2,190,904 33,637,799
#South32, Ltd. 8,807,210 28,268,881
Suncorp Group, Ltd. 2,991,196 40,315,672
TPG Telecom, Ltd. 1,251,766 3,147,460
Westpac Banking Corp. 5,279,363 140,420,622
#Whitehaven Coal, Ltd. 4,074,385 19,974,299
Woodside Energy Group, Ltd. 4,446,439 102,901,527
Worley, Ltd. 1,109,059 8,233,485
#Yancoal Australia, Ltd. 2,816,105 11,016,867
TOTAL AUSTRALIA 1,121,558,063
AUSTRIA — (0.3%)
ΩBAWAG Group AG 1,714 345,502
Erste Group Bank AG 161,994 21,023,900
OMV AG 447,557 32,518,236
Verbund AG 67,180 4,602,852
TOTAL AUSTRIA 58,490,490
BELGIUM — (0.8%)
Ageas SA/NV, Class B 526,020 43,514,742
Anheuser-Busch InBev SA/NV 818,492 70,817,003
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 943 81,551
KBC Group NV 395,158 56,671,972
Solvay SA, Class A 7,166 218,983
Shares Value
BELGIUM — (Continued)
Syensqo SA 7,954 $ 703,291
TOTAL BELGIUM 172,007,542
CANADA — (11.5%)
Agnico Eagle Mines, Ltd. 12,092 1,756,605
AltaGas, Ltd. 573,118 22,788,268
ARC Resources, Ltd. 1,848,802 44,188,852
AtkinsRealis Group, Inc. 3,825 236,913
Bank of Montreal 593,254 106,344,644
Bank of Montreal 629,620 112,985,309
Bank of Nova Scotia (The) 1,260,099 110,598,889
Bank of Nova Scotia (The) 990,611 86,834,255
Barrick Mining Corp. 1,500 55,013
Barrick Mining Corp. 2,482,305 91,175,063
#BCE, Inc. 1,053,427 22,835,453
BCE, Inc. 255,782 5,545,354
*Brookfield Wealth Solutions,
Ltd. 12,737 550,846
*Brookfield Wealth Solutions,
Ltd. 13,643 589,241
#*CAE, Inc. 44,797 1,154,692
*CAE, Inc. 10,617 274,131
Canadian Imperial Bank of
Commerce 481,786 57,115,730
#Canadian Imperial Bank of
Commerce 468,230 55,419,260
Canadian Pacific Kansas City,
Ltd. 104,823 9,304,316
Canadian Pacific Kansas City,
Ltd., Class A 491,440 43,684,102
Canadian Tire Corp., Ltd.,
Class A 73,159 10,669,944
*Capstone Copper Corp. 7,470 70,874
Cenovus Energy, Inc. 162,387 4,892,967
Cenovus Energy, Inc. 4,191,184 126,531,845
Empire Co., Ltd., Class A 355,178 12,990,828
#Equinox Gold Corp. 1,007,754 9,019,398
Fairfax Financial Holdings, Ltd. 76,741 128,420,075
*First Quantum Minerals, Ltd. 905,879 25,093,530
iA Financial Corp., Inc. 344,055 50,833,860
*IAMGOLD Corp. 583,471 8,279,453
#*Ivanhoe Mines, Ltd., Class A 807,880 5,799,160
Kinross Gold Corp. 85,829 1,982,650
Lundin Mining Corp.,
Registered 1,850,357 45,782,437
Magna International, Inc. 307,003 21,039,504
Magna International, Inc. 799,204 54,825,395
Manulife Financial Corp. 1,750,689 77,800,619
Manulife Financial Corp. 1,148,586 50,975,489
Nutrien, Ltd. 458,747 31,641,558
Nutrien, Ltd. 1,659,829 114,644,389
Pan American Silver Corp. 725,949 31,295,661
Pembina Pipeline Corp. 1,072,346 52,392,340
Pembina Pipeline Corp. 360,646 17,646,409

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Dimensional International Value ETF
continued
Shares Value
CANADA — (Continued)
Rogers Communications, Inc.,
Class B 592,098 $ 20,031,344
Rogers Communications, Inc.,
Class B 498,885 16,887,257
Saputo, Inc. 228,609 6,425,529
Sun Life Financial, Inc. 22,359 1,854,679
Sun Life Financial, Inc. 364,499 30,220,536
Suncor Energy, Inc. 2,685,245 180,663,284
Suncor Energy, Inc. 719,265 48,267,175
Teck Resources, Ltd., Class A 363 21,863
Teck Resources, Ltd., Class B 1,179,004 71,023,201
Teck Resources, Ltd., Class B 1,062 63,863
Toronto-Dominion Bank (The) 640,810 76,759,249
Toronto-Dominion Bank (The) 1,867,445 223,944,004
#Tourmaline Oil Corp. 2,268,899 100,130,119
West Fraser Timber Co., Ltd. 12,704 822,090
Whitecap Resources, Inc. 5,934,431 69,968,627
TOTAL CANADA 2,503,148,141
DENMARK — (1.6%)
AL Sydbank 14,164 1,360,424
#AP Moller - Maersk A/S,
Class A 4,377 11,385,893
#AP Moller - Maersk A/S,
Class B 13,306 35,647,197
Carlsberg A/S, Class B 184,795 27,198,365
Coloplast A/S, Class B 41,036 2,712,257
Danske Bank A/S 1,122,136 64,460,100
*Demant A/S 30,973 1,339,657
DSV A/S 336,769 72,856,248
#*Genmab A/S 129,619 37,079,603
*Genmab A/S, Class S, ADR 9,780 282,349
H Lundbeck A/S, Class A 330 1,829
H Lundbeck A/S, Class A 341,986 2,184,541
Jyske Bank A/S, Registered 44,894 7,117,531
#*NKT A/S 2,984 406,027
Novonesis Novozymes B,
Class B 684,304 44,449,346
ROCKWOOL A/S, Class A 54 1,816
ROCKWOOL A/S, Class B 170,100 5,440,687
Tryg A/S 850,346 20,248,359
Vestas Wind Systems A/S 430,169 11,557,471
TOTAL DENMARK 345,729,700
FINLAND — (0.8%)
Fortum OYJ 500,832 11,366,175
Neste OYJ 44,938 1,580,055
Nokia OYJ 13,065,499 119,628,650
Nokia OYJ, Sponsored ADR 1,499,992 13,709,927
Nordea Bank Abp 1,203,889 24,239,841
UPM-Kymmene OYJ 530,513 14,356,171
TOTAL FINLAND 184,880,819
FRANCE — (8.8%)
*Alstom SA 343,480 6,354,667
ΩAmundi SA 93,534 10,153,521
AXA SA 94,743 4,898,752
BNP Paribas SA 1,340,623 169,145,393
Bouygues SA 1,384,076 77,647,755
Capgemini SE 233,266 27,509,366
Shares Value
FRANCE — (Continued)
Carrefour SA 1,976,556 $ 36,238,186
Cie de Saint-Gobain SA 1,934,747 180,931,066
Cie Generale des
Etablissements Michelin SCA 2,758,618 110,992,201
Credit Agricole SA 680,005 15,080,362
Eiffage SA, Class P 337,196 47,816,150
Engie SA 5,731,238 178,765,302
Ipsen SA 9,865 1,897,748
Kering SA, Class A 32,460 10,613,970
Orange SA 8,795,658 167,685,731
Pernod Ricard SA 245,172 19,130,835
Publicis Groupe SA 433,459 46,191,075
Renault SA 553,537 17,361,121
Rexel SA 477,043 19,671,197
Sanofi SA 847,947 72,653,297
Sanofi SA, Sponsored ADR 218 9,392
Societe Generale SA 2,410,998 225,551,685
STMicroelectronics NV 13,136 690,314
STMicroelectronics NV- NYS 613,733 32,153,472
TotalEnergies SE 4,990,612 438,799,481
Vinci SA 5,974 842,333
TOTAL FRANCE 1,918,784,372
GERMANY — (7.8%)
*Aumovio SE 221,323 10,147,525
BASF SE 4,459,269 258,582,704
Bayer AG, Registered 3,754,031 207,537,467
#Bayerische Motoren Werke
AG 754,526 51,479,482
#Beiersdorf AG 227,478 21,126,416
Commerzbank AG 1,624,422 70,404,391
Continental AG 459,288 37,973,234
Daimler Truck Holding AG 2,384,510 134,266,720
Deutsche Bank AG,
Registered 2,766,151 101,445,163
*Deutsche Bank AG,
Registered Sponsored 1,225,117 44,961,794
Deutsche Lufthansa AG,
Registered 177,849 1,848,983
#Deutsche Post AG 1,812,733 120,466,499
Deutsche Telekom AG 3,372,740 103,842,285
ΩDWS Group GmbH & Co.
KGaA 48,516 4,063,700
E.ON SE 5,382,966 115,908,887
Fresenius Medical Care AG 452,113 23,121,927
Fresenius Medical Care AG,
Sponsored ADR 1,482 38,028
Fresenius SE & Co. KGaA 587,892 30,113,274
Ω#Hapag-Lloyd AG 37,416 5,471,522
Heidelberg Materials AG 708,449 131,231,996
Henkel AG & Co. KGaA 251,175 20,547,135
Infineon Technologies AG 315,090 22,357,016
Mercedes-Benz Group AG 1,026,116 55,169,304
Merck KGaA 130,339 21,466,983
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 24,901 14,960,941
RWE AG 858,387 56,471,919

100
Dimensional International Value ETF
continued
Shares Value
GERMANY — (Continued)
Ω#Siemens Healthineers AG 193,105 $ 8,189,438
Talanx AG 65,572 8,698,673
#Traton SE 4,050 189,744
Volkswagen AG 68,169 5,949,052
TOTAL GERMANY 1,688,032,202
HONG KONG — (1.5%)
BOC Hong Kong Holdings, Ltd. 7,309,500 48,657,914
Ω#Budweiser Brewing Co.
APAC, Ltd. 6,575,100 5,517,262
Cathay Pacific Airways, Ltd. 6,959,727 12,958,072
CK Asset Holdings, Ltd. 2,524,962 15,404,277
CK Hutchison Holdings, Ltd. 6,197,848 58,172,007
CK Infrastructure Holdings,
Ltd. 844,500 6,741,698
Ω*FIT Hon Teng, Ltd. 1,869,000 1,120,218
Galaxy Entertainment Group,
Ltd. 7,108,000 31,000,510
Hang Lung Properties, Ltd. 2,720,469 2,529,104
#Henderson Land
Development Co., Ltd. 2,378,730 8,615,070
HKT Trust & HKT, Ltd., Class
SS 3,674,000 6,217,351
Hong Kong & China Gas Co.,
Ltd. 15,562,000 13,951,344
#MTR Corp., Ltd. 2,479,711 10,473,376
PRADA SpA 285,900 1,577,234
Sun Hung Kai Properties, Ltd. 1,836,434 28,852,360
Swire Pacific, Ltd., Class A 1,218,000 15,454,882
Swire Pacific, Ltd., Class B 1,705,000 3,257,103
ΩWH Group, Ltd. 40,225,120 43,346,034
Xinyi Glass Holdings, Ltd. 5,149,148 6,119,932
TOTAL HONG KONG 319,965,748
IRELAND — (0.3%)
AIB Group PLC 1,190,841 14,050,595
Bank of Ireland Group PLC 2,844,400 59,201,744
TOTAL IRELAND 73,252,339
ISRAEL — (0.9%)
Ashtrom Group, Ltd. 38,213 782,692
Bank Hapoalim BM 1,893,382 45,959,566
Bank Leumi Le-Israel BM 2,469,761 58,385,774
Clal Insurance Enterprises
Holdings, Ltd., Registered 219,777 16,636,778
Delek Group, Ltd. 493,490 12,911,980
*Delek Yizum Nechasim, Ltd. 49,349 1,087,011
*Equital, Ltd. 1,704 63,771
First International Bank Of
Israel, Ltd. (The) 3,441 265,648
Harel Insurance Investments &
Financial Services, Ltd. 126,060 7,233,069
#ICL Group, Ltd. 573,802 2,932,581
*Isracard, Ltd. 1 3
Israel Discount Bank, Ltd.,
Class A 3,273,859 34,169,630
Kenon Holdings, Ltd. 2,205 150,353
*Migdal Insurance & Financial
Holdings, Ltd. 1,351,700 7,676,326
Mizrahi Tefahot Bank, Ltd. 665 49,449
#*Nice, Ltd., Sponsored ADR 264 26,081
Shares Value
ISRAEL — (Continued)
*Shikun & Binui, Ltd. 85,086 $ 486,261
TOTAL ISRAEL 188,816,973
ITALY — (3.2%)
Banca Monte dei Paschi di
Siena SpA 1,137,799 15,143,599
#Banco BPM SpA, Class R 6,023,987 109,334,861
BPER Banca SPA 5,908,410 95,646,699
Eni SpA, Class B 6,638,295 183,151,716
Eni SpA, Sponsored ADR 76 4,223
Intesa Sanpaolo SpA 3,661,137 27,544,353
*Stellantis NV 1,023,368 5,842,435
#*Stellantis NV 722,204 4,159,895
*Telecom Italia SpA 7,983,530 67,540,581
Tenaris SA 662,203 19,001,718
#Tenaris SA, Sponsored ADR 247,068 14,164,408
UniCredit SpA 1,363,565 128,033,757
Unipol Assicurazioni SpA 729,258 22,713,012
TOTAL ITALY 692,281,257
JAPAN — (21.5%)
77 Bank, Ltd. (The) 65,394 1,435,403
ABC-Mart, Inc. 123,600 2,113,756
AGC, Inc. 943,231 36,011,313
Air Water, Inc. 607,448 9,602,428
Aisin Corp. 2,482,800 34,671,099
Alfresa Holdings Corp. 164,701 2,399,271
ALSOK Co., Ltd. 80,400 592,301
Amada Co., Ltd. 1,450,592 25,390,485
Asahi Group Holdings, Ltd. 6,056,000 63,384,042
Asahi Kasei Corp. 5,693,300 61,590,261
Bridgestone Corp. 1,926,700 47,978,430
Brother Industries, Ltd. 917,400 23,110,010
Canon Marketing Japan, Inc. 134,600 3,044,932
Canon, Inc. 711,000 19,772,699
Chiba Bank, Ltd. (The) 699,900 11,547,416
Coca-Cola Bottlers Japan
Holdings, Inc. 360,914 8,676,896
COMSYS Holdings Corp. 361,800 11,965,701
Cosmo Energy Holdings Co.,
Ltd. 525,400 13,146,137
Dai Nippon Printing Co., Ltd. 842,100 15,451,061
Daicel Corp. 54,100 492,837
Daido Steel Co., Ltd. 1,000 14,285
Daiichi Life Group, Inc. 6,660,400 80,251,075
Daishi Hokuetsu Financial
Group, Inc. 2,200 31,889
Daiwa House Industry Co., Ltd. 1,894,308 55,654,406
Daiwa Securities Group, Inc. 3,392,900 38,505,073
Denso Corp. 3,977,600 49,150,121
*Dentsu Group, Inc. 337,113 7,505,515
Dowa Holdings Co., Ltd. 23,900 1,236,090
Eisai Co., Ltd. 194,951 5,911,279
ENEOS Holdings, Inc. 11,871,686 98,977,316
EXEO Group, Inc. 311,228 5,117,255
FUJIFILM Holdings Corp. 2,257,300 53,474,866
Fukuoka Financial Group, Inc. 271,618 12,555,242
GS Yuasa Corp. 57,700 1,986,569
Gunma Bank, Ltd. (The) 573,771 9,147,544
Hachijuni Nagano Bank, Ltd. 544,700 8,579,730

101
Dimensional International Value ETF
continued
Shares Value
JAPAN — (Continued)
#Hakuhodo DY Holdings, Inc. 310,392 $ 2,539,083
Hankyu Hanshin Holdings, Inc. 991,400 29,357,519
Haseko Corp. 857,900 14,978,565
Hirogin Holdings, Inc. 39,700 549,654
Hitachi Construction Machinery
Co., Ltd. 660,800 22,385,650
Hokuhoku Financial Group,
Inc. 28,200 1,322,819
Honda Motor Co., Ltd. 7,595,163 77,537,682
Honda Motor Co., Ltd.,
Sponsored ADR 449,325 13,529,176
Hulic Co., Ltd. 1,128,500 12,463,289
Ibiden Co., Ltd. 98 10,248
Idemitsu Kosan Co., Ltd. 3,839,600 31,613,852
Iida Group Holdings Co., Ltd. 233,300 3,353,894
INFRONEER Holdings, Inc. 529,600 8,637,910
Inpex Corp. 3,770,900 85,897,656
Isetan Mitsukoshi Holdings,
Ltd. 579,900 13,063,911
Isuzu Motors, Ltd. 2,770,900 41,809,309
Iwatani Corp. 256,428 3,303,891
Iyogin Holdings, Inc. 351,700 8,026,866
J Front Retailing Co., Ltd. 710,300 13,300,420
Japan Airlines Co., Ltd. 1,097,400 20,283,550
Japan Post Holdings Co., Ltd. 1,629,384 24,375,523
Japan Post Insurance Co., Ltd. 714,500 7,947,116
#JFE Holdings, Inc. 2,185,792 24,950,083
JTEKT Corp. 697,799 9,711,556
Kajima Corp. 663,100 22,417,757
Kamigumi Co., Ltd. 188,800 6,140,965
Kandenko Co., Ltd. 48,400 1,631,724
#Kansai Paint Co., Ltd. 6,600 117,389
Kinden Corp. 1,400 62,339
Kirin Holdings Co., Ltd. 739,200 13,709,264
Kobe Steel, Ltd. 2,098,900 27,378,962
Koito Manufacturing Co., Ltd. 877,400 14,858,905
Komatsu, Ltd., Class R 830,100 36,462,361
Kraftia Corp. 22,500 1,199,859
Kubota Corp., Class R 4,444,517 76,636,341
Kuraray Co., Ltd. 1,163,332 13,443,435
Kyoto Financial Group, Inc. 266,500 7,426,349
Kyowa Kirin Co., Ltd. 244,200 3,917,782
Kyushu Financial Group, Inc. 335,000 3,123,300
#Lixil Corp. 352,877 3,845,135
LY Corp. 8,575,517 24,063,690
Makita Corp. 287,400 9,355,278
Marubeni Corp. 642,700 20,993,454
MatsukiyoCocokara & Co. 164,700 2,621,650
#Mazda Motor Corp. 3,848,280 28,434,614
Mebuki Financial Group, Inc. 1,384,317 13,015,058
Medipal Holdings Corp. 231,500 4,191,644
MEIJI Holdings Co., Ltd. 1,215,122 28,915,668
MINEBEA MITSUMI, Inc. 689,200 16,023,981
Mitsubishi Chemical Group
Corp. 6,123,900 45,691,275
Mitsubishi Corp. 605,418 18,159,688
Mitsubishi Electric Corp. 336,600 12,497,907
Mitsubishi Estate Co., Ltd. 1,308,800 31,999,739
Shares Value
JAPAN — (Continued)
Mitsubishi Gas Chemical Co.,
Inc. 712,400 $ 18,795,996
Mitsubishi Logistics Corp. 286,300 2,882,329
Mitsubishi Materials Corp. 246,500 6,491,283
#Mitsubishi Motors Corp. 4,108,109 9,497,220
Mitsubishi UFJ Financial
Group, Inc. 5,026,434 112,729,759
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 19,200 431,040
Mitsui & Co., Ltd. 1,073,100 33,273,008
Mitsui Chemicals, Inc. 1,824,902 24,280,451
Mitsui Fudosan Co., Ltd. 4,735,027 46,391,221
Mizuho Financial Group, Inc. 2,309,080 118,437,785
MS&AD Insurance Group
Holdings, Inc. 1,559,089 48,214,503
Nagase & Co., Ltd. 36,400 260,155
Nexon Co., Ltd. 251,800 3,955,106
NGK Corp. 921,600 32,378,272
NH Foods, Ltd. 362,900 14,244,779
NHK Spring Co., Ltd. 593,520 13,456,475
Nikon Corp. 751,000 9,003,982
Nippon Electric Glass Co., Ltd. 126,400 4,225,638
NIPPON EXPRESS
HOLDINGS, Inc. 1,006,900 33,376,783
Nippon Paint Holdings Co.,
Ltd. 1,497,900 11,383,005
#Nippon Steel Corp. 9,057,305 36,951,643
Nishi-Nippon Financial
Holdings, Inc. 35,000 938,169
#*Nissan Motor Co., Ltd. 7,612,800 16,074,256
Nisshin Seifun Group, Inc. 592,100 7,483,757
#Nissin Foods Holdings Co.,
Ltd. 284,799 5,161,171
Niterra Co., Ltd. 271,200 16,036,100
Nitori Holdings Co., Ltd. 989,875 15,781,427
Nomura Holdings, Inc. 7,335,900 70,030,259
*Nomura Holdings, Inc.,
Sponsored ADR 880,157 8,519,920
Nomura Real Estate Holdings,
Inc. 3,207,400 18,532,316
NSK, Ltd. 637,500 4,612,341
Obayashi Corp. 297,000 5,901,762
Oji Holdings Corp. 3,590,200 19,837,701
Omron Corp. 358,400 12,222,402
Ono Pharmaceutical Co., Ltd. 1,814,290 27,164,499
Open House Group Co., Ltd. 186,400 9,961,235
Panasonic Holdings Corp. 4,666,054 125,541,688
Resona Holdings, Inc. 4,397,720 60,528,205
Resonac Holdings Corp. 58 4,999
Ricoh Co., Ltd. 2,723,052 27,012,471
Rinnai Corp. 150,000 3,372,586
SBI Holdings, Inc. 2,129,600 40,632,594
Sega Sammy Holdings, Inc. 2,900 50,059
#Seibu Holdings, Inc. 226,700 5,071,474
Seiko Epson Corp. 1,144,194 21,198,758
Seino Holdings Co., Ltd. 241,700 3,998,353
Sekisui Chemical Co., Ltd. 1,389,100 23,249,813
Sekisui House, Ltd. 2,382,700 52,195,683
Seven & i Holdings Co., Ltd. 2,901,023 38,425,232

102
Dimensional International Value ETF
continued
Shares Value
JAPAN — (Continued)
SG Holdings Co., Ltd. 163,500 $ 1,623,961
Shiga Bank, Ltd. (The) 2,200 33,161
Shimano, Inc. 25,200 3,185,115
Shimizu Corp. 630,500 9,422,357
Shionogi & Co., Ltd. 422,600 7,719,467
Shiseido Co., Ltd. 71,000 1,406,400
Shizuoka Financial Group, Inc. 685,200 13,684,635
Sojitz Corp. 578,560 19,552,403
Sompo Holdings, Inc. 978,400 43,707,704
Sony Financial Group, Inc. 7,045,200 6,915,778
Subaru Corp. 3,385,199 57,732,818
SUMCO Corp. 1,855,800 39,126,523
Sumitomo Bakelite Co., Ltd. 50,100 2,049,309
Sumitomo Chemical Co., Ltd. 2,330,899 7,631,325
Sumitomo Corp. 4,402,068 46,170,222
Sumitomo Electric Industries,
Ltd. 4,884,400 66,996,575
Sumitomo Forestry Co., Ltd. 2,356,300 19,941,054
Sumitomo Heavy Industries,
Ltd. 437,923 14,406,285
Sumitomo Mitsui Financial
Group, Inc. 5,058,781 216,489,457
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,040,352 26,924,310
Sumitomo Mitsui Trust Group,
Inc. 5,944,000 61,745,178
Sumitomo Realty &
Development Co., Ltd. 2,485,500 56,242,779
Sumitomo Rubber Industries,
Ltd. 510,700 7,312,897
Suntory Beverage & Food, Ltd. 526,100 15,198,995
Suzuken Co., Ltd. 101,600 3,248,520
Suzuki Motor Corp. 4,181,700 54,784,275
Sysmex Corp. 137,800 1,383,842
T&D Holdings, Inc. 842,900 26,934,685
Taiheiyo Cement Corp. 390,773 9,998,488
#Takashimaya Co., Ltd. 1,331,655 19,030,811
Takeda Pharmaceutical Co.,
Ltd. 3,590,849 124,329,412
THK Co., Ltd. 30,700 1,291,820
#Tokyo Metro Co., Ltd. 92,800 849,465
Tokyo Tatemono Co., Ltd. 888,900 18,908,490
Tokyu Fudosan Holdings Corp. 3,281,000 27,540,000
Toray Industries, Inc. 3,128,000 22,749,091
Tosoh Corp. 1,208,500 20,572,393
TOTO, Ltd. 334,500 14,726,613
Toyo Seikan Group Holdings,
Ltd. 262,000 6,700,355
Toyo Tire Corp. 573,800 15,423,859
Toyoda Gosei Co., Ltd. 160,400 5,603,045
Toyota Boshoku Corp. 149,800 2,107,878
Toyota Motor Corp. 19,772,755 380,863,806
Toyota Motor Corp.,
Sponsored ADR 60 11,339
Toyota Tsusho Corp. 1,129,784 47,696,078
#Tsuruha Holdings, Inc. 73,600 1,120,467
UACJ Corp. 2,900 42,892
#Yakult Honsha Co., Ltd. 403,000 7,134,916
Yamada Holdings Co., Ltd. 915,673 4,100,904
Shares Value
JAPAN — (Continued)
Yamaguchi Financial Group,
Inc. 204,300 $ 3,818,476
Yamaha Corp. 527,200 4,117,276
Yamaha Motor Co., Ltd. 5,160,600 43,527,623
#Yamato Holdings Co., Ltd. 778,799 10,122,308
Yamazaki Baking Co., Ltd. 127,600 2,691,841
Yokohama Financial Group,
Inc. 1,804,513 20,841,573
Yokohama Rubber Co., Ltd.
(The) 637,393 30,699,745
TOTAL JAPAN 4,678,150,125
NETHERLANDS — (4.5%)
ABN AMRO Bank NV, Class
CV 2,350,628 105,476,031
Aegon, Ltd. 383,497 3,634,871
Aegon, Ltd.- NYS, Registered 1,142,763 10,787,683
#Akzo Nobel NV 423,851 29,610,807
ArcelorMittal SA 791,656 55,324,381
ArcelorMittal SA- NYS 609,651 42,760,921
ASM International NV 1,479 1,363,372
#ASR Nederland NV, Class B 794,785 64,815,464
Coca-Cola Europacific
Partners PLC 124,361 13,750,322
#DSM-Firmenich AG 120,303 12,925,150
HAL Trust 22,112 4,192,668
#Heineken NV 1,013,861 91,616,686
ING Groep NV 3,849,450 134,818,222
ING Groep NV, Sponsored
ADR 117 4,087
#Koninklijke Ahold Delhaize
NV 4,067,586 160,803,377
Koninklijke KPN NV 7,404,126 35,020,838
#Koninklijke Philips NV 2,386,237 62,432,295
#Koninklijke Philips NV- NYS 995,485 26,181,256
NN Group NV 1,224,643 114,975,400
Universal Music Group NV 691,556 11,485,487
TOTAL NETHERLANDS 981,979,318
NEW ZEALAND — (0.1%)
Auckland International Airport,
Ltd. 2,816,524 14,416,212
Chorus, Ltd. 51,012 282,685
#*Fletcher Building, Ltd. 1,455,871 3,122,736
Genesis Energy, Ltd. 12,142 18,266
Infratil, Ltd. 732,951 6,366,034
Mercury NZ, Ltd. 868,195 3,418,312
Meridian Energy, Ltd. 548,315 1,836,642
#Port of Tauranga, Ltd. 48,299 229,902
Summerset Group Holdings,
Ltd. 54,748 267,999
TOTAL NEW ZEALAND 29,958,788
NORWAY — (0.9%)
Aker BP ASA 874,145 30,830,381
Aker Solutions ASA 212,449 941,709
Austevoll Seafood ASA 192,786 1,727,801
Bakkafrost P/F 1,261 60,177
ΩBW LPG, Ltd. 719,059 16,315,714
ΩBW LPG, Ltd. 3,773 85,119
*Cadeler A/S 217,130 1,228,256

103
Dimensional International Value ETF
continued
Shares Value
NORWAY — (Continued)
#DNB Bank ASA 729,756 $ 23,468,039
DOF Group ASA 176,290 2,314,176
Equinor ASA 828,969 33,773,394
Equinor ASA, Sponsored ADR 4,735 194,608
Hafnia, Ltd. 1,127,559 8,649,113
Hoegh Autoliners ASA 32,264 573,215
#Leroy Seafood Group ASA 160,155 700,790
Norsk Hydro ASA 1,478,799 13,512,233
Odfjell Drilling, Ltd. 72,081 691,610
Sparebank 1 Oestlandet 26,720 548,475
SpareBank 1 Sor-Norge ASA 335,728 7,504,517
Stolt-Nielsen, Ltd., Class R 51,329 1,721,033
Subsea 7 SA 623,771 20,941,006
TGS ASA 294,252 3,952,648
Wallenius Wilhelmsen ASA,
Class B 614,198 9,565,071
Wilh. Wilhelmsen Holding
ASA, Class A 13,568 1,098,693
Wilh. Wilhelmsen Holding
ASA, Class B 1,223 91,942
#Yara International ASA 249,346 11,744,044
TOTAL NORWAY 192,233,764
PORTUGAL — (0.1%)
Banco Comercial Portugues
SA, Class R 10,199,229 12,497,473
EDP Renewables SA 770,742 11,927,147
Galp Energia SGPS SA 188,069 4,260,575
TOTAL PORTUGAL 28,685,195
SINGAPORE — (1.1%)
City Developments, Ltd. 87,600 535,644
#Genting Singapore, Ltd. 18,872,900 9,335,014
Hongkong Land Holdings, Ltd. 1,749,900 14,209,188
#Keppel, Ltd. 3,470,400 31,005,988
Oversea-Chinese Banking
Corp., Ltd. 1,746,276 39,623,789
#Seatrium, Ltd. 3,146,326 5,269,202
#Singapore Airlines, Ltd. 4,582,100 27,482,606
United Overseas Bank, Ltd. 2,474,900 83,666,194
UOL Group, Ltd. 674,407 5,200,677
Wilmar International, Ltd. 5,692,700 17,426,633
TOTAL SINGAPORE 233,754,935
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 39,925 2,990,023
TOTAL SOUTH AFRICA 2,990,023
SPAIN — (3.4%)
Banco Bilbao Vizcaya
Argentaria SA 219,200 6,103,250
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,040,554 29,083,484
Banco de Sabadell SA 4,970,433 19,014,773
Banco Santander SA 29,168,139 413,384,498
#Banco Santander SA,
Sponsored ADR 6,290,741 88,699,448
CaixaBank SA 165,001 2,385,362
Ω*Cellnex Telecom SA 172,502 5,332,945
Mapfre SA 2,807,615 14,323,149
Shares Value
SPAIN — (Continued)
Repsol SA 5,382,991 $ 163,381,813
Telefonica SA 358,691 1,479,087
TOTAL SPAIN 743,187,809
SWEDEN — (2.6%)
#AAK AB 166,040 3,574,907
Alleima AB 3,369 39,905
*Asmodee Group AB, Class B 206,340 3,209,733
Assa Abloy AB, Class B 50,424 1,866,322
Beijer Ref AB, Class B 137,235 1,927,620
Billerud AB 118,273 941,597
#Boliden AB 1,080,235 53,989,104
ΩBravida Holding AB 22,828 314,423
Elekta AB, Class B 129,766 658,080
Essity AB, Class A 85 2,477
Essity AB, Class B 1,391,777 40,440,313
Ω*Evolution AB 145,838 11,131,995
Getinge AB, Class B 420,799 10,471,455
Hexagon AB, Class B 1,787,434 17,540,836
Hexpol AB 622,381 5,786,708
#Holmen AB, Class B 141,790 4,800,647
Husqvarna AB, Class B 452,751 1,841,852
*International Petroleum Corp. 241,321 5,473,990
Loomis AB, Class B 309,388 17,026,069
NCC AB, Class B 11,978 213,193
#Nibe Industrier AB, Class B 940,216 3,758,893
*Octave Intelligence PLC 178,744 3,198,281
Peab AB, Class B 393,599 3,886,481
Sandvik AB 3,060 114,189
#Securitas AB, Class B 1,947,041 31,226,129
Ω*Sinch AB 559,434 2,348,567
Skandinaviska Enskilda
Banken AB, Class A 2,797,964 65,491,128
Skandinaviska Enskilda
Banken AB, Class C 9,290 221,051
Skanska AB, Class B 717,400 20,055,616
SKF AB, Class A 623 16,881
#SKF AB, Class B 2,424,014 65,504,278
SSAB AB, Class A 459,075 4,816,919
SSAB AB, Class B 1,235,477 12,956,968
Svenska Cellulosa AB SCA,
Class A 4,783 54,147
Svenska Cellulosa AB SCA,
Class B 757,116 8,590,965
#Svenska Handelsbanken AB,
Class A 1,366,305 20,859,782
#Svenska Handelsbanken AB,
Class B 34,539 842,839
Swedbank AB, Class A 1,894,539 75,662,407
*Swedish Orphan Biovitrum
AB, Class A 61,586 3,037,984
Telefonaktiebolaget LM
Ericsson, Class B 704,370 6,927,043
Telia Co. AB 5,437,968 25,183,378
Trelleborg AB, Class B 519,410 23,008,665
#*Volvo Car AB, Class B 1,922,247 4,062,107
TOTAL SWEDEN 563,075,924
SWITZERLAND — (7.6%)
Alcon AG 125,194 8,569,611

104
Dimensional International Value ETF
continued
Shares Value
SWITZERLAND — (Continued)
#Alcon AG 488,152 $ 33,653,199
*Amrize, Ltd. 310,478 15,185,479
*Amrize, Ltd. 1,469,703 72,081,843
#Banque Cantonale Vaudoise,
Registered 27,963 4,389,470
Chocoladefabriken Lindt &
Spruengli AG 13 1,528,088
Chocoladefabriken Lindt &
Spruengli AG, Class PC 376 4,331,401
Cie Financiere Richemont SA,
Registered 741,286 174,910,695
*Galderma Group AG 1,092 237,215
Givaudan SA, Registered 173 690,674
Helvetia Baloise Holding AG,
Registered 75,858 20,327,563
*Holcim AG 1,941,582 176,003,491
Julius Baer Group, Ltd.,
Registered 721,254 63,188,287
Lonza Group AG, Registered 156,644 108,850,203
#Novartis AG, Class B,
Sponsored ADR 888,855 138,794,708
Sandoz Group AG 508,628 41,341,546
Sandoz Group AG, ADR 209,363 17,058,897
Schindler Holding AG,
Registered 1,454 444,799
Sika AG, Registered 2,935 659,699
Swatch Group AG (The),
Registered 2,730 121,813
#Swiss Life Holding AG,
Registered 107,603 126,987,633
Swiss Prime Site AG,
Registered 31,094 5,065,434
Swiss Re AG, Registered 1,098,668 183,122,650
Swisscom AG, Registered 105,693 81,257,087
UBS Group AG 1,937,281 101,886,542
UBS Group AG 1,175,053 61,972,295
Zurich Insurance Group AG 267,050 203,262,332
TOTAL SWITZERLAND 1,645,922,654
UNITED KINGDOM — (12.9%)
Anglo American PLC 571,234 28,696,998
#Associated British Foods PLC 486,525 13,664,446
Aviva PLC 49,594 462,783
Barclays PLC 6,603,946 45,209,497
Barclays PLC, Sponsored ADR 2,063,109 56,735,498
Barratt Redrow PLC,
Registered 188,836 745,352
BP PLC 6,369,402 47,358,220
BP PLC, Sponsored ADR 4,781,411 216,215,405
British American Tobacco PLC 2,325,056 142,992,759
British American Tobacco
PLC, Sponsored ADR 50,627 3,070,527
BT Group PLC, Registered 34,101,474 92,380,722
Canal+ SA 182,521 646,001
Centrica PLC 5,955,284 12,422,202
DCC Energy PLC 29,704 2,530,364
Endeavour Mining PLC 95,405 4,511,650
Shares Value
UNITED KINGDOM — (Continued)
*Glencore PLC 17,697,841 $ 129,325,613
Haleon PLC 190,014 928,999
HSBC Holdings PLC,
Registered 7,500,503 159,078,332
HSBC Holdings PLC,
Sponsored ADR 2,551,198 271,498,491
Informa PLC 366,376 4,367,442
Investec PLC 708,465 6,187,675
J Sainsbury PLC 8,734,589 42,245,940
Kingfisher PLC 3,906,287 16,222,751
Lloyds Banking Group PLC 216,735,801
Lloyds Banking Group PLC,
Sponsored ADR 4,367,826 26,949,486
Marks & Spencer Group PLC 67,613 368,601
NatWest Group PLC 14,408,338 136,854,780
#NatWest Group PLC, Class
S, ADR 2,131,457 40,369,796
Pearson PLC 215,760 3,649,813
Prudential PLC, Sponsored
ADR 13,777 416,892
Schroders PLC 212,495 1,682,905
Shell PLC 3,692,389 168,127,230
#Shell PLC, ADR 7,377,867 678,616,207
Standard Chartered PLC 4,457,644 131,255,384
Taylor Wimpey PLC 776,574 815,158
Tesco PLC 522,227 3,440,143
Vodafone Group PLC 52,095,627 82,621,920
Vodafone Group PLC,
Sponsored ADR 458,897 7,241,395
Whitbread PLC 83,051 2,805,324
TOTAL UNITED KINGDOM 2,799,448,502
UNITED STATES — (0.1%)
International Paper Co. 597,054 24,546,482
TOTAL UNITED STATES 24,546,482
TOTAL COMMON STOCKS 21,190,881,165
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
#Dr. Ing. h.c. F. Porsche AG
2.380% 289,872 14,154,251
Henkel AG & Co. KGaA
2.740% 581,210 50,567,912
Porsche Automobil Holding SE
5.250% 31,276 1,035,636
Volkswagen AG, Class A
7.050% 683,483 58,711,202
TOTAL GERMANY 124,469,001
TOTAL PREFERRED
STOCKS 124,469,001
TOTAL INVESTMENT SECURITIES — (98.1%)
(Cost $14,454,921,940) 21,315,350,166
SECURITIES LENDING COLLATERAL — (1.9%)
@§The DFA Short Term
Investment Fund 35,273,130 408,004,292
TOTAL INVESTMENTS — ( 100.0% )
(Cost $14,862,926,232) $ 21,723,354,458

105
Dimensional International Value ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $113,735,960 which represented 0.5% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 1,121,558,063 $ — $ — $ 1,121,558,063
Austria ....................... 58,490,490 — — 58,490,490
Belgium ...................... 172,007,542 — — 172,007,542
Canada ...................... 2,503,148,141 — — 2,503,148,141
Denmark ..................... 345,729,700 — — 345,729,700
Finland ....................... 184,880,819 — — 184,880,819
France ....................... 1,918,784,372 — — 1,918,784,372
Germany ..................... 1,688,032,202 — — 1,688,032,202
Hong Kong .................... 319,965,748 — — 319,965,748
Ireland ....................... 73,252,339 — — 73,252,339
Israel ........................ 188,816,973 — — 188,816,973
Italy ......................... 692,281,257 — — 692,281,257
Japan ........................ 4,678,150,125 — — 4,678,150,125
Netherlands ................... 981,979,318 — — 981,979,318
New Zealand .................. 29,958,788 — — 29,958,788
Norway ....................... 192,233,764 — — 192,233,764
Portugal ...................... 28,685,195 — — 28,685,195
Singapore ..................... 233,754,935 — — 233,754,935
South Africa ................... 2,990,023 — — 2,990,023
Spain ........................ 743,187,809 — — 743,187,809
Sweden ...................... 563,075,924 — — 563,075,924
Switzerland .................... 1,645,922,654 — — 1,645,922,654
United Kingdom ................ 2,799,448,502 — — 2,799,448,502
United States .................. 24,546,482 — — 24,546,482
Preferred Stocks
Germany ..................... 124,469,001 — — 124,469,001
Securities Lending Collateral ........ — 408,004,292 — 408,004,292
Total Investments .................
$21,315,350,166 $408,004,292 $— $21,723,354,458

106
Dimensional World ex U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.7%)
AUSTRALIA — (3.7%)
*29Metals, Ltd. 114,825 $ 20,968
#Accent Group, Ltd. 312,384 152,485
#Acrow, Ltd. 277,456 171,487
*Acrow, Ltd. 33,239 20,544
#Adairs, Ltd., Class B 158,294 158,984
#AGL Energy, Ltd. 256,266 1,490,306
*AIC Mines, Ltd. 56,738 29,090
*Alkane Resources, Ltd. 441,850 406,306
*Alkane Resources, Ltd. 277,581 259,296
ALS, Ltd., Registered 208,859 3,170,020
#*AMA Group, Ltd. 302,099 94,420
Amotiv, Ltd. 30,329 149,537
AMP, Ltd. 2,151,653 3,249,113
#*Amplitude Energy, Ltd. 247,577 263,437
#Ampol, Ltd. 151,359 4,241,654
Ansell, Ltd. 103,595 2,385,801
#*Antipa Minerals, Ltd. 141,396 54,124
ANZ Group Holdings, Ltd. 302,734 7,933,056
APA Group 361,579 2,587,804
#*Appen, Ltd. 126,917 106,523
*Arafura Rare Earths, Ltd. 43,909 5,551
ARB Corp., Ltd. 3,564 49,563
*Ardea Resources, Ltd. 24,181 7,218
Aristocrat Leisure, Ltd. 105,850 4,764,696
#ARN Media, Ltd. 201,597 36,814
ASX, Ltd. 22,853 880,869
Atlas Arteria, Ltd., Class B 276,028 975,158
AUB Group, Ltd. 59,355 1,161,429
*Aurelia Metals, Ltd. 1,126,449 249,216
Aurizon Holdings, Ltd. 1,465,813 4,313,667
*Aurum Resources, Ltd. 39,507 12,764
*Ausgold, Ltd. 110,208 66,181
#Aussie Broadband, Ltd. 166,621 558,216
*Austal, Ltd. 324,612 823,049
#*Australian Agricultural Co.,
Ltd. 106,822 102,036
#Australian Clinical Labs, Ltd. 143,919 240,574
Australian Ethical Investment,
Ltd. 55,011 170,776
*Australian Strategic Materials,
Ltd. 60,163 42,044
*Baby Bunting Group, Ltd. 103,954 75,933
Bank of Queensland, Ltd. 569,174 2,654,405
#Bapcor, Ltd. 491,248 151,813
#Beach Energy, Ltd. 1,140,023 728,633
#Beacon Lighting Group, Ltd. 20,393 22,917
Beacon Minerals, Ltd. 6,851 11,981
Bega Cheese, Ltd. 242,206 1,035,992
Bell Financial Group, Ltd. 70,162 78,845
*Bellevue Gold, Ltd. 755,056 668,196
Bendigo & Adelaide Bank, Ltd. 340,236 2,738,539
BHP Group, Ltd. 714,102 30,248,486
#BHP Group, Ltd., Sponsored
ADR 227,428 19,215,392
Shares Value
AUSTRALIA — (Continued)
Bisalloy Steel Group, Ltd. 21,302 $ 73,162
#*Black Cat Syndicate, Ltd. 325,065 204,337
BlueScope Steel, Ltd. 227,760 5,234,134
#*Boss Energy, Ltd. 30,310 25,972
Brambles, Ltd. 364,664 5,017,431
#Bravura Solutions, Ltd. 221,986 396,017
#Breville Group, Ltd. 62,644 1,445,776
Capral, Ltd. 11,481 95,716
Capricorn Metals, Ltd. 231,952 2,077,124
CAR Group, Ltd. 124,683 2,275,975
*Catalyst Metals, Ltd. 52,741 200,030
Cedar Woods Properties, Ltd. 53,874 265,247
#*Cettire, Ltd. 126,640 19,123
Challenger, Ltd. 422,792 2,913,063
#Champion Iron, Ltd. 325,019 778,426
*Chrysos Corp., Ltd. 4,041 17,114
Civmec Australia, Ltd.,
Registered 318,700 382,301
Cleanaway Waste
Management, Ltd. 1,248,556 2,052,003
#Clinuvel Pharmaceuticals,
Ltd. 10,919 69,481
#*Coast Entertainment
Holdings, Ltd. 298,619 109,062
Cobram Estate Olives, Ltd. 32,257 73,405
Cochlear, Ltd. 9,295 783,010
Codan, Ltd. 89,161 2,509,902
#Coles Group, Ltd. 293,444 4,964,964
Collins Foods, Ltd. 77,397 446,294
Commonwealth Bank of
Australia 153,608 19,153,125
Computershare, Ltd. 128,415 3,692,476
Ω*Coronado Global
Resources, Inc. 18,279 2,183
#*<Corporate Travel
Management, Ltd. 81,991 173,335
Count, Ltd. 16,439 12,931
CSL, Ltd. 28,297 2,445,746
*Cyprium Metals, Ltd. 80,916 25,290
Dalrymple Bay Infrastructure,
Ltd. 189,209 744,190
Data#3, Ltd. 92,512 634,165
#*Develop Global, Ltd. 103,072 350,381
Dicker Data, Ltd. 53,973 474,987
#Domino's Pizza Enterprises,
Ltd., Class B 39,560 515,967
Downer EDI, Ltd. 528,076 2,885,560
*DUG Technology, Ltd. 41,401 59,028
Duratec, Ltd. 47,868 71,275
Dyno Nobel, Ltd. 1,562,552 4,148,397
#Eagers Automotive, Ltd. 105,513 1,743,000
#Elders, Ltd. 185,556 733,732
#*Elevra Lithium, Ltd. 32,154 168,472
*Emeco Holdings, Ltd. 264,867 180,449
*Emerald Resources NL 292,827 1,108,547

107
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
*Encounter Resources, Ltd. 14,504 $ 2,292
#Endeavour Group, Ltd. 1,165,155 2,847,849
EQT Holdings, Ltd. 17,740 209,946
Eureka Group Holdings, Ltd. 164,649 86,153
Evolution Mining, Ltd. 1,153,849 9,133,284
#EVT, Ltd. 68,124 615,312
Fenix Resources, Ltd. 217,417 41,230
Fiducian Group, Ltd. 5,612 33,109
Finbar Group, Ltd. 39,304 18,633
FleetPartners Group, Ltd. 193,810 385,227
#Fleetwood, Ltd. 71,115 117,877
#Flight Centre Travel Group,
Ltd. 123,525 1,145,204
*Focus Minerals, Ltd. 25,198 32,033
*Forrestania Resources, Ltd.,
Class A 2,075 481
Fortescue, Ltd. 460,694 5,989,258
#G8 Education, Ltd. 336,306 35,431
#*Genesis Minerals, Ltd. 277,448 1,112,684
GenusPlus Group, Ltd. 5,817 35,749
GR Engineering Services, Ltd. 84,283 337,418
GrainCorp, Ltd., Class A 219,108 860,249
*Great Boulder Resources,
Ltd. 394,347 17,726
*Greatland Resources, Ltd. 55,581 388,422
#GWA Group, Ltd. 202,026 339,125
Hansen Technologies, Ltd. 149,410 443,889
Harvey Norman Holdings, Ltd. 416,240 1,438,345
Helia Group, Ltd. 358,799 1,265,054
Helloworld Travel, Ltd. 11,322 12,405
Horizon Oil, Ltd. 451,555 69,773
HUB24, Ltd., Registered 18,466 1,105,140
#IDP Education, Ltd. 25,117 40,751
*IGO, Ltd. 382,198 1,844,163
Iluka Resources, Ltd. 392,603 1,668,257
Imdex, Ltd. 310,791 805,469
#Inghams Group, Ltd. 320,372 506,280
Insurance Australia Group, Ltd. 900,049 5,366,954
#Integral Diagnostics, Ltd. 152,673 225,183
IPD Group, Ltd. 21,907 74,316
#IPH, Ltd. 190,180 555,664
IRESS, Ltd. 155,755 746,071
IVE Group, Ltd. 107,258 210,932
JB Hi-Fi, Ltd. 64,166 3,692,343
*Judo Capital Holdings, Ltd. 46,044 31,369
#Jumbo Interactive, Ltd.,
Registered 8,083 41,102
Jupiter Mines, Ltd. 872,682 162,426
Karoon Energy, Ltd. 703,559 859,813
*Kelly Partners Group
Holdings, Ltd. 8,218 23,665
Kelsian Group, Ltd. 100,759 313,503
Kingsgate Consolidated, Ltd. 75,803 215,091
Kogan.com, Ltd. 44,605 133,772
Korvest, Ltd. 1,147 14,936
L1 Group, Ltd. 247,279 178,887
Lendlease Corp., Ltd. 248,862 529,609
#*Lifestyle Communities, Ltd. 9,268 33,133
#Lindsay Australia, Ltd. 114,057 54,473
Shares Value
AUSTRALIA — (Continued)
*Liontown, Ltd. 8,511 $ 5,768
Lottery Corp., Ltd. (The) 496,084 1,947,696
Lovisa Holdings, Ltd. 41,433 694,338
Lycopodium, Ltd. 6,098 76,236
*Lynas Rare Earths, Ltd. 183,075 1,811,733
#Maas Group Holdings, Ltd. 51,782 180,391
Macmahon Holdings, Ltd. 1,124,173 730,346
Macquarie Group, Ltd. 30,865 5,486,499
*Macquarie Technology
Group, Ltd. 7,731 327,964
Mader Group, Ltd. 10,075 48,826
Magellan Financial Group, Ltd. 178,780 1,199,158
McMillan Shakespeare, Ltd. 45,512 623,325
Medibank Pvt., Ltd. 619,606 2,249,884
*Megaport, Ltd. 76,765 975,879
#*Mesoblast, Ltd. 378,277 544,651
*Metals X, Ltd. 20,576 22,761
Metcash, Ltd. 1,067,207 2,278,643
*Metro Mining, Ltd. 70,743 70,058
*Mineral Resources, Ltd. 97,354 3,964,479
Monadelphous Group, Ltd. 66,235 1,361,646
#Monash IVF Group, Ltd. 188,720 92,783
MotorCycle Holdings, Ltd. 48,437 86,410
Myer Holdings, Ltd. 506,516 74,708
MyState, Ltd. 124,455 426,566
National Australia Bank, Ltd. 435,465 12,640,747
Netwealth Group, Ltd. 98,943 1,499,652
#*Neuren Pharmaceuticals,
Ltd. 16,021 202,543
#New Hope Corp., Ltd. 462,093 1,684,421
#*NEXTDC, Ltd. 327,306 3,071,245
NIB Holdings, Ltd. 385,882 2,032,684
Nick Scali, Ltd. 59,578 664,493
#*Nickel Industries, Ltd. 1,457,510 834,302
Nine Entertainment Co.
Holdings, Ltd. 585,133 394,530
Northern Star Resources, Ltd. 518,035 7,240,461
NRW Holdings, Ltd. 368,415 1,811,296
#*Nufarm, Ltd. 294,619 620,778
*Nuix, Ltd. 77,103 69,316
#*OFX Group, Ltd. 154,129 86,061
#*Omni Bridgeway, Ltd. 112,239 119,429
oOh!media, Ltd. 435,664 474,283
*Ora Banda Mining, Ltd. 232,663 185,472
Orica, Ltd. 310,782 5,090,242
Origin Energy, Ltd., Class B 368,165 2,782,331
Orora, Ltd. 203,601 208,779
#*Paladin Energy, Ltd. 171,220 1,132,816
*Pantoro Gold, Ltd. 126,972 181,925
Peet, Ltd. 182,680 228,384
Perenti, Ltd. 748,269 1,114,160
Perpetual, Ltd. 29,414 391,694
Perseus Mining, Ltd. 1,225,576 4,174,804
Peter Warren Automotive
Holdings, Ltd. 2,204 1,471
*PEXA Group, Ltd. 89,779 467,878
#Pinnacle Investment
Management Group, Ltd. 10,028 112,550
#*PLS Group, Ltd. 641,619 1,870,163

108
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
Praemium, Ltd. 159,569 $ 81,253
Premier Investments, Ltd. 21,677 208,428
#Pro Medicus, Ltd. 18,947 2,158,600
#Propel Funeral Partners, Ltd. 68,677 155,318
#PWR Holdings, Ltd. 36,639 255,276
Qantas Airways, Ltd., Class B 284,289 1,986,722
QBE Insurance Group, Ltd. 666,757 11,580,992
*QPM Energy, Ltd. 537,880 3,400
Ramelius Resources, Ltd. 1,741,594 3,730,790
#Ramsay Health Care, Ltd. 116,377 3,624,240
#REA Group, Ltd. 11,080 1,250,653
*ReadyTech Holdings, Ltd. 8,760 10,644
Reece, Ltd. 3,727 42,118
Regis Healthcare, Ltd. 106,229 464,821
Regis Resources, Ltd. 740,497 3,167,340
Reliance Worldwide Corp., Ltd. 575,510 1,422,819
*Resolute Mining, Ltd. 2,053,911 1,341,586
Ridley Corp., Ltd. 229,674 461,352
Rio Tinto, Ltd. 119,227 14,283,391
*Sandfire Resources, Ltd. 403,206 5,366,489
Santos, Ltd. 1,717,017 9,454,634
SEEK, Ltd. 11,664 120,344
Select Harvests, Ltd. 108,029 317,913
Servcorp, Ltd. 43,895 199,160
Service Stream, Ltd. 514,088 881,011
#SGH, Ltd. 69,783 2,167,807
Shaver Shop Group, Ltd. 90,132 91,475
Sigma Healthcare, Ltd. 1,245,658 2,572,173
Sims, Ltd. 132,434 2,380,257
*SiteMinder, Ltd. 24,469 57,572
SmartGroup Corp., Ltd. 88,571 796,883
Sonic Healthcare, Ltd. 57,294 879,657
#South32, Ltd. 1,065,666 3,420,514
South32, Ltd., Sponsored ADR 35,633 566,565
Southern Cross Electrical
Engineering, Ltd. 232,634 707,482
Southern Cross Media Group,
Ltd. 193,021 73,207
SRG Global, Ltd. 479,199 1,130,861
#*St. Barbara, Ltd. 616,893 197,140
Stanmore Resources, Ltd. 270,234 438,436
Steadfast Group, Ltd. 606,310 2,176,054
*Strike Energy, Ltd. 14,354 998
Suncorp Group, Ltd. 317,434 4,278,411
Super Retail Group, Ltd. 128,391 1,200,236
*Superloop, Ltd. 310,216 697,217
#*Syrah Resources, Ltd. 471,263 36,409
Tabcorp Holdings, Ltd. 1,663,081 1,045,419
*Talga Group, Ltd. 55,603 12,106
Technology One, Ltd. 171,700 3,709,460
#*Telix Pharmaceuticals, Ltd. 5,701 56,898
Telstra Group, Ltd. 739,231 2,606,381
#*Temple & Webster Group,
Ltd. 12,041 46,936
*<Ten Sixty Four, Ltd. 96,557 7,460
#Terracom, Ltd. 555,275 24,960
TPG Telecom, Ltd. 261,630 657,846
Transurban Group 251,966 2,620,904
Shares Value
AUSTRALIA — (Continued)
#Treasury Wine Estates, Ltd.,
Class B 134,450 $ 465,545
Tribune Resources, Ltd. 2,516 8,482
#*Tuas, Ltd. 70,958 107,649
#*Tyro Payments, Ltd. 358,903 213,004
Vault Minerals, Ltd. 1,040,077 3,484,480
Ventia Services Group Pty,
Ltd. 645,911 2,640,278
ΩViva Energy Group, Ltd. 975,844 1,953,347
#Vulcan Steel, Ltd. 10,752 39,646
*Vysarn, Ltd. 65,776 52,897
Washington H Soul Pattinson
& Co., Ltd. 40,368 1,310,736
*WEB Travel Group, Ltd. 99,463 238,914
Webjet Group, Ltd. 206,531 58,748
Wesfarmers, Ltd. 142,810 8,963,051
#*West African Resources,
Ltd. 957,536 1,909,974
Westgold Resources, Ltd. 32,938 107,535
Westgold Resources, Ltd. 967,969 3,215,708
#Westpac Banking Corp. 416,114 11,067,810
#Whitehaven Coal, Ltd. 731,468 3,585,955
#*Wildcat Resources, Ltd. 302,130 71,087
#WiseTech Global, Ltd. 3,511 89,514
Woodside Energy Group, Ltd. 628,054 14,534,713
#Woodside Energy Group,
Ltd., Sponsored ADR 64,574 1,514,906
Woolworths Group, Ltd. 205,238 5,732,808
Worley, Ltd. 277,682 2,061,469
#*Xero, Ltd. 2,010 98,821
XRF Scientific, Ltd. 36,837 45,406
Yancoal Australia, Ltd. 297,693 1,164,603
TOTAL AUSTRALIA 455,869,435
AUSTRIA — (0.5%)
*Addiko Bank AG, Class B 3,168 96,955
Agrana Beteiligungs AG 8,014 105,114
ANDRITZ AG 46,373 4,332,379
*AT&S Austria Technologie &
Systemtechnik AG 28,594 4,303,164
ΩBAWAG Group AG 62,259 12,549,936
#CA Immobilien Anlagen AG 15,722 436,848
DO & CO. AG 5,820 1,352,632
Erste Group Bank AG 67,159 8,716,027
*Eurotelesites AG 23,471 121,790
EVN AG 20,920 705,236
Frequentis AG 936 78,722
#*Lenzing AG 12,161 328,108
Mayr Melnhof Karton AG 5,449 520,983
OMV AG 115,067 8,360,445
Palfinger AG 12,306 415,557
POLYTEC Holding AG 6,717 36,246
Porr AG 16,168 698,508
Raiffeisen Bank International
AG, Class V 26,377 1,802,674
#SBO AG 5,845 197,378
Strabag SE, Class BR 19,378 1,868,302
Telekom Austria AG, Class A 101,581 1,185,102
#*UBM Development AG 926 18,059

109
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
AUSTRIA — (Continued)
UNIQA Insurance Group AG 80,166 $ 1,660,229
Verbund AG 31,488 2,157,407
Vienna Insurance Group AG
Wiener Versicherung Gruppe 25,524 2,082,094
voestalpine AG 92,440 4,783,928
Wienerberger AG 80,548 1,970,259
Zumtobel Group AG 17,995 83,438
TOTAL AUSTRIA 60,967,520
BELGIUM — (0.8%)
Ackermans & van Haaren NV 19,128 5,924,475
Ageas SA/NV, Class B 103,813 8,587,879
*AGFA-Gevaert NV 90,965 40,294
Anheuser-Busch InBev SA/NV 201,533 17,436,900
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 8,388 725,394
*Argenx SE 1,066 913,732
*Argenx SE, Sponsored ADR 897 765,877
*Atenor 10,050 17,345
Azelis Group NV 5,826 75,812
*Banqup Group 491 1,169
Barco NV 44,925 406,788
Bekaert SA 29,968 1,374,014
Ω#*<Biocartis Group NV 3,607 –
*bpost SA 94,130 162,668
Cie d'Entreprises CFE 5,218 71,142
CMB. Tech NV 65,768 1,067,910
CMB. Tech NV 84,859 1,371,321
Colruyt Group NV 32,122 1,442,838
Deceuninck NV 63,925 161,072
Deme Group NV 5,854 1,112,674
D'ieteren Group 16,367 3,378,289
Econocom Group SA/NV 59,975 99,366
#Elia Group SA/NV, Class B 17,479 2,507,774
EVS 10,539 334,062
Fagron 56,510 1,508,407
#Ion Beam Applications 3,444 62,607
Jensen-Group NV 1,357 132,086
KBC Group NV 103,526 14,847,283
Kinepolis Group NV 8,249 384,381
Lotus Bakeries NV 348 4,460,358
Melexis NV 13,933 1,094,890
*Ontex Group NV 46,144 122,906
*Orange Belgium SA 16,162 409,094
Proximus SADP 126,620 936,010
Recticel SA 24,278 346,370
Sipef NV 4,150 433,072
Solvay SA, Class A 68,701 2,099,406
Syensqo SA 52,145 4,610,646
Tessenderlo Group SA 13,567 333,263
UCB SA 32,851 8,424,884
Umicore SA 62,770 1,559,952
Van de Velde NV 4,203 146,040
VGP NV 10,571 1,026,511
Viohalco SA 23,804 484,214
TOTAL BELGIUM 91,401,175
BRAZIL — (1.1%)
Allianca Saude e Participacoes
SA 182 116
Shares Value
BRAZIL — (Continued)
Allied Tecnologia SA 33,815 $ 30,483
Allos SA 161,497 861,101
Allpark Empreendimentos
Participacoes e Servicos SA 14,200 12,270
Alupar Investimento SA 66,641 427,864
Ambev SA 10,700 33,675
#Ambev SA, Sponsored ADR 235,606 732,735
Anima Holding SA 229,000 98,259
Armac Locacao Logistica E
Servicos SA 50,800 35,596
Aura Minerals, Inc. 5,900 321,963
*Auren Energia SA 101,236 218,785
Axia Energia SA 100,812 1,048,077
*Axia Energia SA 25,718 263,272
#*Axia Energia SA, ADR 20,910 213,700
Axia Energia SA, Sponsored
ADR 79,556 832,951
Azzas 2154 SA 76,408 246,941
B3 SA - Brasil Bolsa Balcao 585,148 1,811,654
Banco ABC Brasil SA 93,067 439,630
ΩBanco BMG SA 184,897 193,608
Banco Bradesco SA 160,404 581,864
Banco Bradesco SA 126,602 398,446
Banco Bradesco SA,
Sponsored ADR 344,454 1,243,479
Banco BTG Pactual SA 165,350 1,848,559
Banco do Brasil SA 331,562 1,393,296
Banco Santander Brasil SA 394,752 2,223,692
Banco Santander Brasil SA,
Sponsored ADR 16,400 92,988
BB Seguridade Participacoes
SA 132,172 1,073,370
Bemobi Mobile Tech SA 62,400 292,309
Blau Farmaceutica SA 42,700 72,278
Boa Safra Sementes SA 29,483 31,974
Bradsaude SA 144,910 454,069
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 40,200 150,652
Brava Energia 258,666 1,008,058
Brisanet Servicos de
Telecomunicacoes SA 99,052 53,809
C&A MODAS SA 218,371 405,740
Caixa Seguridade
Participacoes S/A 92,450 368,479
Camil Alimentos SA 44,900 41,448
Cia Brasileira de Aluminio 166,512 363,133
*Cia Brasileira de Distribuicao 305,054 155,510
Cia de Ferro Ligas da Bahia
FERBASA 93,000 109,645
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 176,864 964,273
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 185,775 1,012,474
Cia de Saneamento de Minas
Gerais Copasa MG 170,146 2,148,991
Cia de Saneamento do Parana
Sanepar 121,702 867,854

110
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Cia de Saneamento do Parana
Sanepar 400,405 $ 560,338
Cia de Saneamento do Parana
Sanepar 94,391 149,557
Cia Energetica de Minas
Gerais 113,986 366,593
Cia Paranaense de Energia
- Copel 585,396 1,708,723
*Cia Siderurgica Nacional SA 120,170 114,478
Cogna Educacao SA 1,881,996 844,567
Construtora Tenda S/A 95,948 572,782
*Cosan SA 68,327 54,735
CPFL Energia SA 57,954 526,310
Cruzeiro do Sul Educacional
SA 208,141 184,353
CSU Digital SA 18,186 50,828
Cury Construtora e
Incorporadora SA 103,827 614,912
*CVC Brasil Operadora e
Agencia de Viagens SA 259,156 66,821
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 224,992 946,351
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 40,057 160,602
ΩDesktop SA 75,120 275,010
*Dexco SA 312,889 314,081
*Diagnosticos da America SA 175,426 90,119
Dimed SA - Distribuidora da
Medicamentos 66,200 154,403
Direcional Engenharia SA 257,998 576,359
EcoRodovias Infraestrutura e
Logistica SA 214,543 292,636
Embraer SA 259,318 4,434,893
Embraer SA, Sponsored ADR 69,130 4,723,653
Empreendimentos Pague
Menos S/A 380,989 238,463
Energisa S/A 100,627 986,532
*Eneva SA 256,464 1,328,092
Engie Brasil Energia SA 82,285 482,634
Equatorial SA 344,039 2,617,883
Eucatex SA Industria e
Comercio 44,040 199,368
Even Construtora e
Incorporadora S/A 90,704 86,229
Ez Tec Empreendimentos e
Participacoes S/A 116,112 252,991
Fleury SA 167,873 566,334
Fras-Le SA 22,348 93,119
Gerdau SA, Sponsored ADR 460,363 2,283,401
ΩGPS Participacoes e
Empreendimentos SA 113,027 260,730
Grendene SA 185,195 136,692
*Grupo Casas Bahia SA 60,611 9,305
Grupo Mateus SA 226,196 179,420
Grupo Multi SA 44,200 15,399
Grupo SBF SA 100,983 187,828
Shares Value
BRAZIL — (Continued)
GUARARAPES
CONFECCOES SA 123,525 $ 193,287
Ω*Hapvida Participacoes e
Investimentos S/A 124,203 275,754
*Hidrovias do Brasil SA 55,800 34,486
Hospital Mater Dei SA 89,610 85,366
Hypera SA 307,450 1,287,131
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 51,769 149,275
Iochpe Maxion SA 97,200 185,766
Irani Papel e Embalagem SA 72,304 115,416
IRB-Brasil Resseguros SA 70,085 773,319
Itau Unibanco Holding SA,
Sponsored ADR 20,766 175,680
JBS NV 238,980 3,325,536
JHSF Participacoes SA 319,164 694,784
JSL SA 136,421 150,366
Kepler Weber SA 37,200 46,714
Klabin SA 693,269 2,490,264
Lavvi Empreendimentos
Imobiliarios SA 79,818 162,129
Localiza Rent a Car SA 458,202 3,391,884
Localiza Rent a Car SA, Class
A 14,129 101,588
LOG Commercial Properties e
Participacoes SA 23,060 115,421
*Log-in Logistica Intermodal
SA 11,519 64,049
Lojas Renner SA 811,869 2,173,230
ΩLWSA SA 223,519 163,658
M Dias Branco SA 45,141 152,376
Magazine Luiza SA 315,736 312,588
Mahle Metal Leve SA 27,500 172,557
Marcopolo SA 152,980 147,541
MBRF Global Foods Co. SA 261,920 904,230
#MBRF Global Foods Co. SA,
ADR 21,214 72,976
Melnick Even Desenvolvimento
Imobiliario SA 87,585 49,476
Mills Locacao Servicos e
Logistica SA 114,257 354,196
Minerva SA 275,384 198,381
ΩMitre Realty
Empreendimentos E
Participacoes, Ltd.A 34,400 19,568
Motiva Infraestrutura de
Mobilidade SA 553,976 1,609,378
Moura Dubeux Engenharia S/A 86,127 418,883
Movida Participacoes SA 260,156 403,497
MPM Corporeos SA 10,280 16,308
*MRV Engenharia e
Participacoes SA 327,521 305,561
Multiplan Empreendimentos
Imobiliarios SA 107,606 595,781
*Natura Cosmeticos SA 313,894 517,735
*NU Holdings, Ltd., Class A 24,268 347,761
Oceanpact Servicos Maritimos
SA 104,300 211,447

111
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Petroleo Brasileiro SA
- Petrobras 1,001,274 $ 9,664,605
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 167,994 2,881,097
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 107,187 2,079,428
Petroreconcavo S/A 50,220 105,468
Plano & Plano
Desenvolvimento Imobiliario
SA 37,461 54,267
Porto Seguro SA 115,184 1,240,110
*PRIO SA 490,908 5,879,514
Profarma Distribuidora de
Produtos Farmaceuticos SA 37,209 50,680
Qualicorp Consultoria e
Corretora de Seguros SA 251,600 75,767
Raia Drogasil SA 417,120 1,517,203
*Raizen SA 796,900 40,781
Randoncorp SA 58,800 56,709
ΩRede D'Or Sao Luiz SA 68,538 467,294
Romi SA 29,001 33,507
Rumo SA 138,977 394,994
Sao Carlos Empreendimentos
e Participacoes SA 10,391 27,263
Sao Martinho S/A 112,929 322,740
Sendas Distribuidora S/A 992,100 1,659,797
#Sendas Distribuidora S/A,
ADR 4,874 40,308
ΩSer Educacional SA 119,300 285,062
SIMPAR SA 84,630 128,428
SLC Agricola SA 155,036 408,291
Smartfit Escola de Ginastica e
Danca SA 277,552 1,076,196
Suzano SA 204,626 1,744,737
#Suzano SA, Sponsored ADR 221,798 1,889,719
SYN prop e tech SA 35,914 28,911
Tegma Gestao Logistica SA 34,402 206,183
Telefonica Brasil SA 13,160 84,519
Telefonica Brasil SA, ADR 46,349 598,829
TIM SA 300,300 1,148,441
TIM SA, ADR 22,533 431,958
TOTVS SA 36,495 223,108
Transmissora Alianca de
Energia Eletrica S/A 133,278 1,040,380
Tres Tentos Agroindustrial S/A 56,778 131,869
Trisul SA 85,658 71,822
*Tupy SA 17,562 54,339
Ultrapar Participacoes SA 217,186 1,412,811
Ultrapar Participacoes SA,
Sponsored ADR 192,961 1,254,247
Unifique Telecomunicacoes
S/A 146,764 155,989
Unipar Carbocloro SA 17,141 199,458
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 477,975 692,411
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 91,849 117,508
Vale SA 607,726 9,124,293
Shares Value
BRAZIL — (Continued)
Vale SA, Class B, Sponsored
ADR 185,055 $ 2,786,928
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 42,217 151,812
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 373,191 245,334
Veste SA Estilo 4,400 2,434
Vibra Energia SA 765,292 5,430,167
Vittia SA 9,350 5,576
Vivara Participacoes SA 61,634 269,068
Vulcabras SA 100,594 275,608
WEG SA 124,114 1,153,038
Wiz Co. 85,000 139,697
XP, Inc. 2,808 47,840
YDUQS Participacoes SA 40,776 66,293
TOTAL BRAZIL 135,526,773
CANADA — (8.2%)
*5N Plus, Inc. 60,794 1,411,889
#A&W Food Services of
Canada, Inc. 400 10,610
Acadian Timber Corp. 6,453 82,155
*ACT Energy Technologies,
Ltd. 19,800 84,402
ADENTRA, Inc. 17,076 422,625
ADF Group, Inc. 13,300 148,089
*Advantage Energy, Ltd. 162,029 1,270,499
Aecon Group, Inc. 56,672 1,827,191
AGF Management, Ltd., Class
B 56,260 906,352
Agnico Eagle Mines, Ltd. 81,049 11,758,272
Agnico Eagle Mines, Ltd. 50,498 7,335,844
*Aimia, Inc. 32,511 59,560
*Air Canada 138,314 2,501,355
AirBoss of America Corp. 8,200 42,261
*AKITA Drilling, Ltd. 8,453 21,270
Alamos Gold, Inc., Class A 187,813 5,215,949
Alamos Gold, Inc., Class B 103,353 2,876,314
Algoma Central Corp. 5,900 96,648
Algonquin Power & Utilities
Corp. 233,758 1,365,147
Algonquin Power & Utilities
Corp. 33,722 197,113
Alimentation Couche-Tard, Inc. 115,190 7,472,960
*Allied Gold Corp. 3,807 69,038
AltaGas, Ltd. 163,332 6,494,393
Altius Minerals Corp. 22,356 924,136
#Altus Group, Ltd. 9,726 324,604
#*Americas Gold & Silver
Corp. 993 3,773
Amerigo Resources, Ltd. 57,290 270,758
*Anaergia, Inc. 9,900 16,090
*Andean Precious Metals
Corp. 5,500 21,838
Andrew Peller, Ltd., Class A 17,600 99,740
ARC Resources, Ltd. 429,084 10,255,684
*Aritzia, Inc., Class B 67,691 6,739,907
Atco, Ltd., Class I 32,839 1,868,254

112
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
*Athabasca Oil Corp. 481,732 $ 3,557,575
AtkinsRealis Group, Inc. 63,065 3,906,132
#*ATS Corp. 11,148 303,672
#*ATS Corp. 38,036 1,037,087
#*AutoCanada, Inc. 14,210 236,015
*Avino Silver & Gold Mines,
Ltd. 1,002 5,300
*Avino Silver & Gold Mines,
Ltd. 15,300 81,549
*Aya Gold & Silver, Inc. 4,198 82,413
B2Gold Corp. 713,574 2,670,466
B2Gold Corp. 436,456 1,636,710
Badger Infrastructure
Solutions, Ltd. 23,900 1,513,885
Bank of Montreal 43,116 7,728,824
Bank of Montreal 69,241 12,425,297
Bank of Nova Scotia (The) 141,075 12,382,153
Bank of Nova Scotia (The) 67,346 5,903,366
Barrick Mining Corp. 402,231 14,773,945
Barrick Mining Corp. 99 3,631
*Bausch + Lomb Corp. 13,782 233,054
*Bausch Health Cos., Inc. 100,230 690,585
#*Bausch Health Cos., Inc. 20,280 139,503
Baytex Energy Corp. 512,810 2,335,856
BCE, Inc. 50,647 1,098,027
BCE, Inc. 9,972 216,166
Birchcliff Energy, Ltd. 205,294 935,117
Bird Construction, Inc. 37,847 1,804,062
Black Diamond Group, Ltd. 37,101 463,085
#*BlackBerry, Ltd. 5,322 45,259
#*BlackBerry, Ltd. 118,269 1,005,286
*Bombardier, Inc., Class A 1,500 367,010
*Bombardier, Inc., Class B 42,874 10,322,034
*Bonterra Energy Corp. 4,600 18,625
BOYD GROUP SERVICES,
Inc. 13,508 1,395,334
Bridgemarq Real Estate
Services 1,100 3,905
Brookfield Corp. 157,868 6,714,126
Brookfield Corp., Class A 17,880 759,376
Brookfield Infrastructure Corp. 61,717 2,610,629
#Brookfield Renewable Corp. 35,807 1,194,163
*Brookfield Wealth Solutions,
Ltd. 1,811 78,217
BRP, Inc. 6,323 390,951
BRP, Inc. 9,706 599,304
*CAE, Inc. 88,087 2,274,406
#*CAE, Inc. 49,518 1,276,381
*Calfrac Well Services, Ltd. 17,000 76,223
Calian Group, Ltd. 8,056 450,334
Cameco Corp. 29,854 2,578,789
Canaccord Genuity Group, Inc. 42,953 440,905
*Canada Goose Holdings, Inc. 28,955 258,568
Canada Packers, Inc. 12,496 169,868
Canadian Imperial Bank of
Commerce 116,176 13,750,482
Canadian Imperial Bank of
Commerce 54,635 6,476,979
Canadian National Railway Co. 2,426 308,254
Shares Value
CANADA — (Continued)
Canadian National Railway Co. 65,929 $ 8,386,828
Canadian Natural Resources,
Ltd. 533,738 25,448,628
#Canadian Natural Resources,
Ltd., Class A 669 31,846
Canadian Pacific Kansas City,
Ltd. 19,651 1,744,265
Canadian Pacific Kansas City,
Ltd., Class A 57,900 5,146,731
Canadian Tire Corp., Ltd.,
Class A 40,957 5,973,413
Canadian Utilities, Ltd., Class
A 63,061 2,504,729
#*Canfor Corp. 62,806 672,002
Capital Power Corp. 72,074 3,384,193
*Capstone Copper Corp. 615,274 5,837,614
Cardinal Energy, Ltd. 119,440 979,972
Cascades, Inc. 107,166 1,028,995
CCL Industries, Inc., Class B 82,761 5,483,576
*Celestica, Inc. 80,136 26,560,276
*Celestica, Inc. 6,284 2,077,884
Cenovus Energy, Inc. 563,264 17,004,940
Cenovus Energy, Inc. 131,504 3,962,415
Centerra Gold, Inc. 201,157 3,455,739
CES Energy Solutions Corp. 233,297 2,717,377
CGI, Inc. 27,412 2,005,022
CGI, Inc. 23,477 1,717,343
*Cineplex, Inc. 6,144 56,585
*Cipher Pharmaceuticals, Inc. 12,000 143,964
Cogeco Communications, Inc. 14,353 604,671
Cogeco, Inc. 2,673 110,971
*Colabor Group, Inc. 16,000 –
Colliers International Group,
Inc. 20,380 2,008,449
Colliers International Group,
Inc., Class B 2,134 209,681
Computer Modelling Group,
Ltd. 15,724 43,938
Constellation Software, Inc. 2,361 5,054,040
Corby Spirit and Wine, Ltd. 4,700 54,677
*Cronos Group, Inc. 207,415 586,984
DATA Communications
Management Corp. 11,200 22,993
Definity Financial Corp. 71,691 4,089,839
*Descartes Systems Group,
Inc. (The) 3,375 253,665
*Descartes Systems Group,
Inc. (The) 6,551 491,634
Dexterra Group, Inc. 21,091 234,236
Dollarama, Inc. 67,130 9,138,408
#Doman Building Materials
Group, Ltd. 57,100 457,907
Dominion Lending Centres,
Inc., Class A 4,700 29,416
DPM Metals, Inc. 167,371 5,879,490
DREAM Unlimited Corp.,
Class A 18,118 255,720
Dynacor Group, Inc. 24,620 108,459
E-L Financial Corp., Ltd. 64,400 775,821

113
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Eldorado Gold Corp. 123,002 $ 3,713,430
Eldorado Gold Corp., Class B 66,083 1,993,065
Element Fleet Management
Corp. 270,624 6,068,953
Emera, Inc. 2,542 136,988
Emera, Inc. 77,445 4,135,442
Empire Co., Ltd., Class A 100,763 3,685,461
Enbridge, Inc. 112,448 6,123,918
Enbridge, Inc. 58,293 3,169,683
*Endeavour Silver Corp. 18,829 141,594
*Endeavour Silver Corp. 69,637 521,713
Enerflex, Ltd. 17,922 399,302
Enerflex, Ltd. 81,270 1,808,639
#*Energy Fuels, Inc. 31,800 364,050
Enghouse Systems, Ltd. 12,282 150,411
*Ensign Energy Services, Inc. 114,908 285,867
#EQB, Inc. 24,715 2,503,300
#Equinox Gold Corp. 373,624 3,343,935
#Equinox Gold Corp. 3,460 30,978
*ERO Copper Corp. 55,482 1,493,021
*ERO Copper Corp. 47,648 1,278,448
Evertz Technologies, Ltd. 19,765 226,131
Exchange Income Corp. 20,848 1,865,821
Exco Technologies, Ltd. 14,940 89,032
Extendicare, Inc. 53,412 1,350,863
Fairfax Financial Holdings, Ltd. 8,195 13,713,693
#Fiera Capital Corp., Class A 56,739 201,014
Finning International, Inc. 124,583 8,250,177
*Firan Technology Group
Corp. 14,341 234,715
First Majestic Silver Corp. 241,860 3,635,156
*First Quantum Minerals, Ltd. 296,675 8,218,121
FirstService Corp., Class WI 3,587 504,918
FirstService Corp., Class WI 8,749 1,232,647
*Foraco International SA 35,300 58,127
#Fortis, Inc. 40,717 2,320,869
#Fortis, Inc. 37,431 2,129,233
*Fortuna Mining Corp. 68,299 574,980
#*Fortuna Mining Corp. 229,932 1,938,327
Franco-Nevada Corp. 514 109,274
Franco-Nevada Corp. 15,995 3,405,655
Frontera Energy Corp. 6,859 43,711
*Galiano Gold, Inc. 70,680 122,431
George Weston, Ltd. 62,220 4,646,818
GFL Environmental, Inc. 37,423 1,546,318
GFL Environmental, Inc. 1,317 54,347
Gibson Energy, Inc. 124,745 2,853,525
Gildan Activewear, Inc. 23,118 1,278,795
#Gildan Activewear, Inc.,
Class A 88,863 4,921,233
*GoGold Resources, Inc. 191,510 395,893
Great-West Lifeco, Inc. 76,350 5,058,252
#Groupe Dynamite, Inc. 1,191 48,061
*Haivision Systems, Inc. 17,900 54,356
Hammond Manufacturing Co.,
Ltd., Class A 6,202 98,279
Hammond Power Solutions,
Inc., Class A 6,280 1,122,239
Headwater Exploration, Inc. 196,806 1,858,844
Shares Value
CANADA — (Continued)
High Liner Foods, Inc. 11,484 $ 120,501
Hudbay Minerals, Inc. 207,575 4,722,331
Hudbay Minerals, Inc., Class A 171,937 3,898,718
ΩHydro One, Ltd., Class R 40,108 1,669,678
iA Financial Corp., Inc. 73,633 10,879,219
*IAMGOLD Corp. 340,802 4,819,839
*IAMGOLD Corp. 189,264 2,685,656
*Imperial Metals Corp. 6,840 35,106
Imperial Oil, Ltd. 615 79,678
Imperial Oil, Ltd. 70,074 9,079,488
InPlay Oil Corp. 3,146 34,065
Intact Financial Corp. 48,693 9,553,942
*Interfor Corp. 15,058 132,134
#*Ivanhoe Mines, Ltd., Class A 374,401 2,687,542
ΩJamieson Wellness, Inc. 23,635 696,658
*K92 Mining, Inc. 191,040 3,068,134
K-Bro Linen, Inc. 10,129 342,242
*Kelt Exploration, Ltd. 145,547 1,035,434
Keyera Corp. 127,748 5,423,724
*Kinaxis, Inc. 2,839 339,988
Kinross Gold Corp. 703,916 16,260,460
Kinross Gold Corp. 290,213 6,686,163
*Knight Therapeutics, Inc. 60,731 425,985
*Kolibri Global Energy, Inc.,
Class R 18,600 96,789
Lassonde Industries, Inc.,
Class A 2,000 309,627
Leon's Furniture, Ltd. 19,587 343,612
#*Lightspeed Commerce, Inc. 9,454 95,580
*Lightspeed Commerce, Inc. 14,623 147,392
*<Lightstream Resources, Ltd. 52,634 –
Linamar Corp. 35,157 2,591,070
Loblaw Cos., Ltd. 123,708 5,803,346
Lundin Gold, Inc. 77,570 4,340,071
Lundin Mining Corp.,
Registered 372,524 9,217,171
*LunR Royalties Corp. 16,199 214,201
Magellan Aerospace Corp. 8,300 205,067
#Magna International, Inc. 80,925 5,545,945
#Magna International, Inc. 127,209 8,726,537
Mainstreet Equity Corp. 2,696 340,889
*Major Drilling Group
International, Inc. 55,874 554,419
Manulife Financial Corp. 38,654 1,715,506
Manulife Financial Corp. 252,444 11,218,611
Maple Leaf Foods, Inc. 63,474 1,294,049
Martinrea International, Inc. 109,407 794,709
*Mattr Corp. 16,160 197,903
*MDA Space, Ltd. 66,736 2,018,944
*Medexus Pharmaceuticals,
Inc. 16,300 58,328
Medical Facilities Corp. 14,766 183,779
Melcor Developments, Ltd. 7,700 103,464
#Meren Energy, Inc. 76,773 110,547
Methanex Corp. 26,219 1,456,465
Methanex Corp. 22,878 1,270,574
Metro, Inc., Class A 98,399 6,535,851
Morguard Corp. 1,200 95,805
MTY Food Group, Inc. 13,819 337,385

114
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Mullen Group, Ltd. 75,949 $ 1,490,449
National Bank of Canada 103,627 16,749,775
Neo Performance Materials,
Inc. 14,475 340,503
*NFI Group, Inc. 22,485 404,228
North American Construction
Group, Ltd. 19,752 268,785
North American Construction
Group, Ltd. 2,192 29,811
North West Co., Inc. (The) 43,451 1,574,996
Northland Power, Inc. 195,554 3,041,657
Nutrien, Ltd. 160,299 11,071,852
#*Obsidian Energy, Ltd. 60,947 653,352
OceanaGold Corp. 230,856 5,562,200
Open Text Corp. 21,788 551,980
Open Text Corp. 159,050 4,030,327
OR Royalties, Inc. 32,727 973,955
OR Royalties, Inc. 27,695 822,450
*Orezone Gold Corp. 65,500 99,918
Orla Mining, Ltd. 67,133 600,098
Pan American Silver Corp. 92,290 3,970,934
Pan American Silver Corp. 119,897 5,168,760
Paramount Resources, Ltd.,
Class A 64,044 1,350,866
Parex Resources, Inc. 88,641 1,534,165
Pason Systems, Inc. 53,525 473,115
Pembina Pipeline Corp. 176,521 8,637,173
Pembina Pipeline Corp. 19,252 940,608
Pet Valu Holdings, Ltd. 20,585 288,045
Peyto Exploration &
Development Corp. 281,301 5,159,407
PHX Energy Services Corp. 22,960 174,142
Pizza Pizza Royalty Corp. 18,574 166,959
Polaris Renewable Energy,
Inc. 15,568 167,571
Pollard Banknote, Ltd. 2,525 31,228
*Precision Drilling Corp. 8,924 693,663
*Precision Drilling Corp. 3,895 302,638
Premium Brands Holdings
Corp. 30,538 2,018,162
*Quarterhill, Inc. 33,328 66,283
Quebecor, Inc., Class B 115,810 5,355,238
#Questerre Energy Corp. 3,270 2,276
RB Global, Inc. 5,800 635,712
RB Global, Inc. 30,470 3,343,778
*Real Matters, Inc. 14,038 48,032
Restaurant Brands
International, Inc. 55,883 4,136,460
Restaurant Brands
International, Inc. 9,100 672,551
Richelieu Hardware, Ltd. 36,672 926,962
Rogers Communications, Inc.,
Class B 77,998 2,640,232
Rogers Communications, Inc.,
Class B 54,511 1,844,169
Rogers Sugar, Inc. 84,409 419,382
Royal Bank of Canada 146,100 30,609,411
Royal Bank of Canada 205,349 42,949,318
Russel Metals, Inc. 65,207 3,126,366
Shares Value
CANADA — (Continued)
*Sangoma Technologies Corp. 13,900 $ 54,001
Saputo, Inc. 150,201 4,221,710
*Saturn Oil & Gas, Inc. 9,499 36,023
Savaria Corp. 32,083 665,971
#Secure Waste Infrastructure
Corp. 203,265 3,500,647
*Shopify, Inc., Class A 15,821 1,853,430
*Shopify, Inc., Class A 2,608 305,223
Sienna Senior Living, Inc. 52,923 840,898
*Source Energy Services, Ltd. 6,200 51,046
South Bow Corp. 135,717 5,035,101
South Bow Corp. 5,007 185,525
*Spartan Delta Corp. 11,905 100,987
Sprott, Inc. 5,270 541,256
Sprott, Inc. 1,989 204,887
*SSR Mining, Inc. 162,249 4,145,136
Stantec, Inc. 30,921 2,179,621
Stantec, Inc. 26,808 1,890,520
Stella-Jones, Inc. 43,680 2,408,106
*Steppe Gold, Ltd. 81,600 70,382
StorageVault Canada, Inc.,
Class B 107,080 366,386
Strathcona Resources, Ltd. 6,714 203,500
#Sun Life Financial, Inc. 55,909 4,635,403
Sun Life Financial, Inc. 131,545 10,911,658
Suncor Energy, Inc. 349,655 23,524,788
Suncor Energy, Inc. 91,506 6,140,624
Superior Plus Corp. 187,479 1,066,459
Supremex, Inc. 9,390 24,766
Surge Energy, Inc. 102,810 758,516
Sylogist, Ltd., Class A 12,000 28,228
*Taiga Building Products, Ltd. 12,900 33,380
Tamarack Valley Energy, Ltd. 466,043 4,454,957
TC Energy Corp. 159,890 10,781,383
Teck Resources, Ltd., Class A 700 42,159
Teck Resources, Ltd., Class B 31,084 1,869,228
Teck Resources, Ltd., Class B 212,039 12,773,229
TELUS Corp. 65,835 627,916
*TerrAscend Corp. 70,700 35,278
TerraVest Industries, Inc. 8,176 665,748
TFI International, Inc. 23,580 3,183,388
TFI International, Inc. 18,941 2,557,414
Thomson Reuters Corp. 570 55,877
Thomson Reuters Corp. 3,327 326,479
TMX Group, Ltd. 62,123 2,269,083
Torex Gold Resources, Inc. 85,672 3,294,725
Toromont Industries, Ltd. 43,743 6,575,248
Toronto-Dominion Bank (The) 112,206 13,440,565
Toronto-Dominion Bank (The) 119,366 14,314,371
Total Energy Services, Inc. 37,110 625,091
Tourmaline Oil Corp. 221,641 9,781,370
TransAlta Corp. 61,928 774,100
TransAlta Corp., Class A 134,754 1,686,766
*Transat AT, Inc., Class B 13,500 21,749
#*Trekor Metals, Ltd. 136,980 923,713
*Trekor Metals, Ltd. 49,779 337,004
Trican Well Service, Ltd. 261,302 1,102,689

115
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Triple Flag Precious Metals
Corp. 26,031 $ 748,912
*Trisura Group, Ltd. 27,975 830,765
*Valeura Energy, Inc. 9,141 81,581
Vermilion Energy, Inc. 107,702 1,283,808
Vermilion Energy, Inc. 7,834 93,147
VersaBank 3,028 58,561
VersaBank 4,000 77,129
*<Victoria Gold Corp. 367 –
*Viemed Healthcare, Inc. 6,272 73,194
*Vitalhub Corp. 13,200 64,360
Wajax Corp. 18,462 427,053
Wall Financial Corp. 100 1,384
Waste Connections, Inc. 23,539 3,939,958
#*Well Health Technologies
Corp. 195,238 562,257
*Wesdome Gold Mines, Ltd. 143,042 2,652,117
West Fraser Timber Co., Ltd. 31,918 2,065,450
West Fraser Timber Co., Ltd. 6,658 431,771
Westshore Terminals
Investment Corp. 23,489 671,425
Wheaton Precious Metals
Corp. 24,903 2,715,174
Wheaton Precious Metals
Corp. 2,186 237,603
Whitecap Resources, Inc. 574,205 6,770,040
Whitecap Resources, Inc. 351,415 4,146,697
Winpak, Ltd. 15,285 479,083
WSP Global, Inc. 26,324 3,213,823
*Yangarra Resources, Ltd. 9,301 9,216
Yellow Pages, Ltd. 4,523 42,204
TOTAL CANADA 1,001,069,675
CHILE — (0.1%)
Administradora de Fondos de
Pensiones Habitat SA 12,267 17,828
Aguas Andinas SA, Class A 1,945,895 711,523
Banco de Chile 1,331,883 277,874
Banco de Chile, Sponsored
ADR 16,978 702,040
Banco de Credito e
Inversiones SA 16,550 1,192,488
Banco Itau Chile SA 40,324 912,037
Banco Santander Chile 1,174,867 102,483
Banco Santander Chile,
Sponsored ADR 7,448 257,775
Besalco SA 200,870 242,305
BICECORP SA 755,979 326,501
*CAP SA 41,901 267,569
Cencosud SA 328,030 690,666
Cencosud Shopping SA 116,417 292,774
Cia Cervecerias Unidas SA 13,530 78,472
#Cia Cervecerias Unidas SA,
Sponsored ADR 31,769 365,026
Colbun SA 3,312,830 495,921
Embotelladora Andina SA,
Sponsored ADR 9,798 294,430
Empresa Nacional de
Telecomunicaciones SA 158,407 619,314
Empresas CMPC SA 479,754 545,131
Shares Value
CHILE — (Continued)
Empresas Copec SA 94,532 $ 646,520
Enel Americas SA 1,525,814 144,599
Enel Chile SA 7,190,813 634,992
#Enel Chile SA, Sponsored
ADR 18,409 81,736
Engie Energia Chile SA 281,079 557,632
Falabella SA 135,770 908,960
Forus SA 36,888 75,002
Inversiones La Construccion
SA 32,559 760,958
Latam Airlines Group SA 1,054,707 28,103
#Latam Airlines Group SA,
ADR 11,355 599,090
Molibdenos y Metales SA 1,797 20,214
Multiexport Foods SA 175,108 51,864
Parque Arauco SA 231,282 982,197
PAZ Corp. SA 30,769 28,407
Plaza SA 181,682 737,686
Ripley Corp. SA 881,774 362,786
Salfacorp SA 387,403 509,041
Sigdo Koppers SA 95,778 171,033
SMU SA 2,038,446 279,813
Sociedad Matriz SAAM SA 1,954,512 282,986
Sociedad Quimica y Minera de
Chile SA, Class B 972 65,639
Sociedad Quimica y Minera de
Chile SA, Sponsored ADR 9,001 603,607
*Socovesa SA 234,929 34,895
SONDA SA 314,652 104,833
Veolia Inversiones Aguas Del
Gran Santiago, Ltda. 308,834 313,393
Vina Concha y Toro SA 121,887 110,797
TOTAL CHILE 17,488,940
CHINA — (7.5%)
360 Security Technology, Inc.,
Class A 27,800 38,406
361 Degrees International, Ltd. 577,000 343,628
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 68,600 202,243
Ω*3SBio, Inc. 1,632,000 3,479,780
*5I5J Holding Group Co., Ltd.,
Class A 213,500 71,131
AAC Technologies Holdings,
Inc. 720,500 3,541,123
*Accelink Technologies Co.,
Ltd., Class A 21,800 521,807
*ADAMA, Ltd., Class A 42,400 33,463
*Addsino Co., Ltd., Class A 58,500 122,745
#*Adicon Holdings, Ltd. 26,500 11,152
Advanced Micro-Fabrication
Equipment, Inc. China, Class A 2,100 106,968
Advanced Technology &
Materials Co., Ltd., Class A 29,400 68,783
*AECC Aero Science and
Technology Co., Ltd., Class A 35,400 145,198
AECC Aero-Engine Control
Co., Ltd., Class A 33,500 89,884

116
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
AECC Aviation Power Co.,
Ltd., Class A 11,700 $ 60,151
Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 32,800 68,578
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 49,200 99,152
*Agile Group Holdings, Ltd. 1,262,000 25,589
Agricultural Bank of China,
Ltd., Class H 5,445,000 4,381,497
Aier Eye Hospital Group Co.,
Ltd., Class A 251,384 337,988
*AIM Vaccine Co., Ltd., Class
H 80,400 14,764
Ω#*AInnovation Technology
Group Co., Ltd., Class H 24,700 11,970
*Air China, Ltd., Class H 1,350,000 735,118
*Aisino Corp., Class A 78,300 81,043
ΩAK Medical Holdings, Ltd. 260,000 182,692
Ω#*Akeso, Inc. 160,000 1,916,956
Alibaba Group Holding, Ltd.,
Class W 1,638,224 24,442,997
#Alibaba Group Holding, Ltd.,
Sponsored ADR 54,205 6,626,561
#*Alibaba Health Information
Technology, Ltd. 634,000 290,255
ΩA-Living Smart City Services
Co., Ltd., Class H 422,250 97,464
All Winner Technology Co.,
Ltd., Class A 12,012 59,656
Allmed Medical Products Co.,
Ltd., Class A 50,250 68,603
Aluminum Corp. of China, Ltd.,
Class H 2,922,000 3,152,433
Amlogic Shanghai Co., Ltd.,
Class A 3,374 48,661
Amoy Diagnostics Co., Ltd.,
Class A 37,200 96,120
*<Amrita Global Development,
Ltd. 272,000 20,812
An Hui Wenergy Co., Ltd.,
Class A 74,200 87,677
#*Angang Steel Co., Ltd.,
Class H 1,142,000 179,129
Angel Yeast Co., Ltd., Class A 27,100 168,216
ΩAngelalign Technology, Inc. 23,200 236,391
Anhui Anfu Battery Technology
Co., Ltd. 26,535 147,225
Anhui Anke Biotechnology
Group Co., Ltd., Class A 67,000 81,947
Anhui Construction
Engineering Group Co., Ltd.,
Class A 102,600 72,619
Anhui Expressway Co., Ltd.,
Class H 224,000 447,337
*Anhui Gourgen Traffic
Construction Co., Ltd. 76,800 61,637
Anhui Gujing Distillery Co.,
Ltd., Class A 2,800 39,367
Anhui Heli Co., Ltd., Class A 63,500 171,693
Shares Value
CHINA — (Continued)
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 85,900 $ 100,484
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 61,390 185,532
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 50,000 36,204
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 48,000 186,715
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 139,900 102,956
Anhui Jinhe Industrial Co.,
Ltd., Class A 28,500 88,706
Anhui Kouzi Distillery Co., Ltd.,
Class A 23,200 71,592
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 25,400 24,485
*Anhui Tatfook Technology
Co., Ltd., Class A 41,900 48,455
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 69,300 95,227
Anhui Yingjiagongjiu Co., Ltd. 33,400 192,238
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 13,100 83,119
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 105,300 268,965
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 8,481 298,105
Anjoy Foods Group Co., Ltd.,
Class A 13,600 181,021
Anker Innovations Technology
Co., Ltd., Class A 5,050 91,236
ANTA Sports Products, Ltd. 805,000 8,104,819
Anton Oilfield Services Group 1,786,000 184,485
Aoshikang Technology Co.,
Ltd., Class A 20,000 116,800
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 154,900 58,718
*Aowei Holdings, Ltd. 59,000 1,061
Apeloa Pharmaceutical Co.,
Ltd., Class A 85,000 254,494
*ApicHope Pharmaceutical
Group Co., Ltd. 17,427 91,091
*Appotronics Corp., Ltd. 20,615 31,502
APT Medical, Inc., Class A 2,148 72,327
Arcsoft Corp., Ltd., Class A 3,661 18,095
Ω*<Arrail Group, Ltd. 45,000 3,937
Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 23,600 181,227
Asian Star Anchor Chain Co.,
Ltd., Class A 101,000 128,617
Asymchem Laboratories
Tianjin Co., Ltd., Class A 3,800 85,893

117
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Aurisco Pharmaceutical Co.,
Ltd., Class A 18,400 $ 53,183
*AustAsia Group, Ltd. 89,387 22,570
Autel Intelligent Technology
Corp., Ltd., Class A 46,494 201,923
Autobio Diagnostics Co., Ltd.,
Class A 32,200 157,867
Avary Holding Shenzhen Co.,
Ltd., Class A 81,800 987,162
#AviChina Industry &
Technology Co., Ltd., Class H 2,593,000 995,324
AVICOPTER PLC, Class A 21,500 85,575
Bafang Electric Suzhou Co.,
Ltd., Class A 9,884 37,438
*BAIC Foton Motor Co., Ltd.,
Class A 582,400 271,650
Ω#*BAIC Motor Corp., Ltd.,
Class H 1,824,000 202,367
Baimtec Material Co., Ltd. 2,874 21,959
*Baiyin Nonferrous Group Co.,
Ltd., Class A 253,800 187,530
Bank of Beijing Co., Ltd.,
Class A 263,910 203,988
Bank of Changsha Co., Ltd.,
Class A 339,600 479,224
Bank of Chengdu Co., Ltd.,
Class A 123,900 339,407
Bank of China, Ltd., Class H 11,105,800 7,803,632
Bank of Chongqing Co., Ltd.,
Class H 583,000 636,411
Bank of Communications Co.,
Ltd., Class H 1,481,695 1,428,486
Bank of Gansu Co., Ltd., Class
H 541,000 16,006
Bank of Guiyang Co., Ltd.,
Class A 146,340 125,247
Bank of Hangzhou Co., Ltd.,
Class A 191,915 467,469
Bank of Jiangsu Co., Ltd.,
Class A 325,700 570,532
Bank of Nanjing Co., Ltd.,
Class A 159,100 273,985
Bank of Ningbo Co., Ltd.,
Class A 117,200 553,253
ΩBank of Qingdao Co., Ltd.,
Class H 571,000 354,618
Bank of Shanghai Co., Ltd.,
Class A 182,221 254,981
Bank of Suzhou Co., Ltd.,
Class A 336,060 422,476
Bank of Tianjin Co., Ltd., Class
H 140,000 37,849
Bank of Xi'an Co., Ltd., Class
A 159,300 86,568
Ω#Bank of Zhengzhou Co.,
Ltd., Class H 990,000 117,412
*Baoding Tianwei Baobian
Electric Co., Ltd. 21,244 37,402
Baoji Titanium Industry Co.,
Ltd. 26,100 109,256
Shares Value
CHINA — (Continued)
Baoshan Iron & Steel Co., Ltd.,
Class A 254,384 $ 230,902
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 29,600 25,947
*Baotailong New Materials
Co., Ltd. 63,900 24,317
*Baowu Magnesium
Technology Co., Ltd., Class A 86,240 148,641
Baoye Group Co., Ltd., Class
H 87,040 36,518
#*Baozun, Inc., Class A 24,500 24,245
*Baozun, Inc., Sponsored ADR 23,475 67,373
*BaTeLab Co., Ltd., Class H 10,000 38,258
#BBMG Corp., Class H 1,142,000 85,924
*Be Friends Holding, Ltd. 666,000 74,740
Bear Electric Appliance Co.,
Ltd., Class A 10,200 52,137
Befar Group Co., Ltd., Class A 124,400 115,864
Beibuwan Port Co., Ltd., Class
A 109,800 201,768
Beijing Aosaikang
Pharmaceutical Co., Ltd.,
Class A 5,700 11,006
Beijing Balance Medical
Technology Co., Ltd. 7,209 87,703
*Beijing BDStar Navigation
Co., Ltd., Class A 12,600 53,024
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 7,500 28,397
*Beijing Bohui Innovation
Biotechnology Group Co., Ltd.,
Class A 25,500 17,935
*Beijing Capital Development
Co., Ltd., Class A 155,000 92,265
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 493,400 215,526
#*Beijing Capital International
Airport Co., Ltd., Class H 1,642,000 360,161
Beijing Career International
Co., Ltd., Class A 12,800 38,172
Beijing Changjiu Logistics
Corp., Class A 18,800 16,007
Beijing CTJ Information
Technology Co., Ltd., Class A 12,000 32,019
Beijing Dabeinong Technology
Group Co., Ltd., Class A 290,000 130,971
Beijing Dahao Technology
Corp., Ltd., Class A 36,300 72,563
Beijing Easpring Material
Technology Co., Ltd., Class A 24,400 150,228
*Beijing eGOVA Co., Ltd.,
Class A 25,600 43,176
Beijing Energy International
Holding Co., Ltd. 314,600 32,898
Beijing Enlight Media Co., Ltd.,
Class A 26,500 46,813
Beijing Enterprises Holdings,
Ltd. 403,500 1,628,078

118
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Beijing Enterprises Water
Group, Ltd. 3,153,000 $ 928,819
Beijing Fengjing Automotive
Parts Co., Ltd. 184,700 87,517
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 77,200 144,148
*Beijing Haixin Energy
Technology Co., Ltd., Class A 165,454 85,503
Beijing Haohua Energy
Resource Co., Ltd., Class A 86,600 151,057
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 2,259 119,640
Beijing Jetsen Technology Co.,
Ltd., Class A 199,600 150,733
Beijing Jingneng Clean Energy
Co., Ltd., Class H 804,000 197,883
*Beijing Jingyuntong
Technology Co., Ltd., Class A 141,000 64,305
Beijing Kingsoft Office
Software, Inc., Class A 558 22,274
Beijing Konruns
Pharmaceutical Co., Ltd.,
Class A 4,700 20,711
*Beijing Leike Defense
Technology Co., Ltd., Class A 61,800 72,384
Beijing New Building Materials
PLC, Class A 66,300 189,277
*Beijing North Star Co., Ltd.,
Class H 518,000 45,580
Beijing Oriental Jicheng Co.,
Ltd. 5,100 15,421
Beijing Originwater Technology
Co., Ltd., Class A 182,916 96,423
Beijing Roborock Technology
Co., Ltd., Class A 5,621 92,646
*Beijing Sanyuan Foods Co.,
Ltd. 81,600 55,098
Beijing SDL Technology Co.,
Ltd., Class A 62,400 66,526
Beijing Shiji Information
Technology Co., Ltd., Class A 28,818 36,356
Beijing Shougang Co., Ltd.,
Class A 218,700 125,973
*Beijing Shunxin Agriculture
Co., Ltd., Class A 39,800 66,005
Beijing Sifang Automation Co.,
Ltd., Class A 23,900 134,410
Beijing Sinnet Technology Co.,
Ltd., Class A 39,976 80,030
Beijing SL Pharmaceutical Co.,
Ltd., Class A 51,600 42,940
Beijing Sojo Electric Co., Ltd. 69,000 106,462
Beijing Strong Biotechnologies,
Inc., Class A 38,100 65,668
Beijing SuperMap Software
Co., Ltd., Class A 13,900 23,711
Beijing Teamsun Technology
Co., Ltd., Class A 31,300 63,681
Shares Value
CHINA — (Continued)
*Beijing Thunisoft Corp., Ltd.,
Class A 70,200 $ 61,121
Beijing Tiantan Biological
Products Corp., Ltd., Class A 58,160 110,491
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 159,000 139,908
Beijing Tong Ren Tang Co.,
Ltd., Class A 30,625 119,355
Beijing Ultrapower Software
Co., Ltd., Class A 112,200 142,215
*Beijing United Information
Technology Co., Ltd., Class A 49,800 142,172
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 50,000 6,568
Beijing Urban Construction
Investment & Development
Co., Ltd., Class A 127,400 78,288
*Beijing Wandong Medical
Technology Co., Ltd. 21,000 35,262
*Beijing Watertek Information
Technology Co., Ltd., Class A 95,200 52,580
Beijing Yanjing Brewery Co.,
Ltd., Class A 107,755 206,147
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 12,300 90,027
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 37,005 66,247
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 697,600 529,909
*Beisen Holding, Ltd. 20,400 8,351
*Bengang Steel Plates Co.,
Ltd., Class A 84,200 29,299
*BeOne Medicines, Ltd., Class
H 15,200 376,046
*BeOne Medicines, Ltd.,
Sponsored ADR 1,865 589,359
Best Pacific International
Holdings, Ltd. 242,000 73,449
Bestore Co., Ltd., Class A 20,000 28,193
Bestsun Energy Co., Ltd.,
Class A 112,000 57,381
Bestway Marine & Energy
Technology Co., Ltd., Class A 138,900 128,341
Bethel Automotive Safety
Systems Co., Ltd., Class A 39,318 152,128
Betta Pharmaceuticals Co.,
Ltd., Class A 15,700 133,673
Beyondsoft Corp., Class A 35,900 48,746
*BGI Genomics Co., Ltd.,
Class A 14,499 81,926
*Bichamp Cutting Technology
Hunan Co., Ltd. 8,400 18,831
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 45,400 174,719
*Bilibili, Inc., Class Z 86,920 1,637,177
#*Bilibili, Inc., Class Z,
Sponsored ADR 2,940 56,154
Binhai Investment Co., Ltd. 268,063 36,920

119
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Binjiang Service Group Co.,
Ltd. 74,000 $ 225,352
Black Peony Group Co., Ltd.,
Class A 58,200 54,293
Bloomage Biotechnology
Corp., Ltd., Class A 12,093 71,680
Ω#*Blue Moon Group
Holdings, Ltd. 502,500 203,779
*Blue Sail Medical Co., Ltd.,
Class A 56,900 49,036
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 107,800 229,059
Bluestar Adisseo Co., Class A 56,800 70,817
ΩBOC Aviation, Ltd. 194,600 1,920,787
BOC International China Co.,
Ltd., Class A 33,400 58,507
*BOE HC SemiTek Corp.,
Class A 63,600 97,848
BOE Technology Group Co.,
Ltd., Class A 924,700 754,449
#BOE Varitronix, Ltd. 172,000 85,763
*Bohai Leasing Co., Ltd.,
Class A 454,200 306,010
Bomin Electronics Co., Ltd. 41,200 75,343
Bosideng International
Holdings, Ltd. 4,436,000 2,794,562
BOTH Engineering Technology
Co., Ltd. 6,600 23,386
*Bright Dairy & Food Co., Ltd.,
Class A 95,500 100,401
*Bright Real Estate Group Co.,
Ltd., Class A 121,600 55,638
BrightGene Bio-Medical
Technology Co., Ltd., Class A 4,996 24,368
Bros Eastern Co., Ltd., Class A 78,400 92,756
Brother Enterprises Holding
Co., Ltd. 50,200 33,301
*B-Soft Co., Ltd., Class A 78,600 41,550
BTG Hotels Group Co., Ltd.,
Class A 92,600 171,532
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 42,400 83,062
BXN Holding Co., Ltd., Class A 125,900 73,078
BYD Co., Ltd. 486,100 5,836,349
BYD Electronic International
Co., Ltd. 800,500 2,396,927
By-health Co., Ltd., Class A 42,800 66,164
#C&D International Investment
Group, Ltd. 730,606 1,432,031
C&S Paper Co., Ltd., Class A 67,600 74,773
Caitong Securities Co., Ltd.,
Class A 64,370 79,874
Ω*CALB Group Co., Ltd.,
Class H 171,300 369,399
Camel Group Co., Ltd., Class
A 116,300 139,145
Cangzhou Dahua Co., Ltd.,
Class A 24,600 50,232
Shares Value
CHINA — (Continued)
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 103,500 $ 66,513
*Canmax Technologies Co.,
Ltd., Class A 22,470 180,435
Canny Elevator Co., Ltd.,
Class A 41,900 33,007
Ω*CanSino Biologics, Inc.,
Class H 35,400 105,095
*Capital Environment Holdings,
Ltd. 3,122,000 33,045
Castech, Inc., Class A 15,840 114,999
Cathay Biotech, Inc. 4,647 31,315
CCCC Design & Consulting
Group Co., Ltd., Class A 38,400 30,136
CECEP Solar Energy Co.,
Ltd., Class A 161,000 107,994
CECEP Wind-Power Corp.,
Class A 405,120 212,356
Center International Group
Co., Ltd., Class A 15,600 23,146
Central China Securities Co.,
Ltd., Class H 963,000 212,455
*CETC Chips Technology,
Inc., Class A 12,800 22,990
CETC Cyberspace Security
Technology Co., Ltd., Class A 9,800 21,143
CETC Digital Technology Co.,
Ltd., Class A 14,868 34,586
CETC Potevio
Science&Technology Co., Ltd.,
Class A 11,200 26,087
CGN New Energy Holdings
Co., Ltd. 1,222,000 363,097
*CGN Nuclear Technology
Development Co., Ltd., Class
A 43,000 40,750
ΩCGN Power Co., Ltd., Class
H 3,389,000 1,249,007
Changbai Mountain Tourism
Co., Ltd. 15,500 89,992
Changchun Faway Automobile
Components Co., Ltd., Class A 49,700 55,710
Changhong Meiling Co., Ltd. 60,400 44,539
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 88,100 42,919
Changjiang Securities Co.,
Ltd., Class A 70,000 89,140
*Changshu Fengfan Power
Equipment Co., Ltd., Class A 31,300 22,664
*ChangYuan Technology
Group, Ltd., Class A 67,200 48,957
Changzheng Engineering
Technology Co., Ltd., Class A 23,800 75,628
Changzhou Qianhong
Biopharma Co., Ltd., Class A 80,000 80,434
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 7,700 113,105

120
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Chaozhou Three-Circle Group
Co., Ltd., Class A 10,300 $ 170,330
*Chen Lin Education Group
Holdings, Ltd. 174,000 23,299
Cheng De Lolo Co., Ltd.,
Class A 68,600 91,421
Chengdu ALD Aviation
Manufacturing Corp., Class A 6,100 17,360
*Chengdu B-Ray Media Co.,
Ltd., Class A 60,500 35,475
*Chengdu CORPRO
Technology Co., Ltd., Class A 7,100 15,192
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 29,870 48,299
Chengdu Galaxy Magnets Co.,
Ltd., Class A 9,400 32,459
Chengdu Guibao Science &
Technology Co., Ltd. 33,000 70,560
Chengdu Hongqi Chain Co.,
Ltd., Class A 129,400 90,055
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 55,500 177,018
Chengdu Kanghua Biological
Products Co., Ltd., Class A 10,075 68,998
Chengdu Leejun Industrial Co.,
Ltd., Class A 22,800 26,367
Chengdu Spaceon Electronics
Co., Ltd., Class A 10,100 22,822
Chengdu Wintrue Holding Co.,
Ltd., Class A 129,500 231,257
Chengdu Xingrong
Environment Co., Ltd., Class A 91,800 100,046
Chengtun Mining Group Co.,
Ltd., Class A 208,800 328,965
Chenguang Biotech Group
Co., Ltd., Class A 25,009 43,105
*Chengxin Lithium Group Co.,
Ltd., Class A 45,100 187,722
*Chengzhi Co., Ltd., Class A 131,180 125,287
Chervon Holdings, Ltd. 158,500 385,861
Chifeng Jilong Gold Mining
Group, Ltd., Class A 44,800 262,429
*China Aerospace International
Holdings, Ltd. 1,416,000 87,579
China Agriculture Development
Seed Group Co., Ltd., Class A 29,200 24,386
China Aircraft Leasing Group
Holdings, Ltd. 203,823 92,533
*China Aluminum International
Engineering Corp., Ltd., Class
H 54,000 12,946
China Animal Husbandry
Industry Co., Ltd., Class A 69,700 67,498
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 51,500 112,099
China Baoan Group Co., Ltd.,
Class A 117,100 136,461
Shares Value
CHINA — (Continued)
China Bester Group Telecom
Co., Ltd., Class A 15,100 $ 40,738
Ω*China Bohai Bank Co., Ltd.,
Class H 2,498,000 258,032
*China Boton Group Co., Ltd. 146,000 49,526
China CAMC Engineering Co.,
Ltd., Class A 81,400 109,684
#*China Chunlai Education
Group Co., Ltd. 109,000 19,043
#China Cinda Asset
Management Co., Ltd., Class
H 8,993,000 1,135,364
China CITIC Bank Corp., Ltd.,
Class H 2,540,000 2,503,851
China Coal Energy Co., Ltd.,
Class H 1,740,000 2,376,479
China Coal Xinji Energy Co.,
Ltd., Class A 191,500 277,606
China Communications
Services Corp., Ltd., Class H 1,774,000 965,999
*China Conch Environment
Protection Holdings, Ltd. 1,014,500 34,931
China Conch Venture
Holdings, Ltd. 1,269,000 1,428,952
China Construction Bank
Corp., Class H 19,690,200 23,126,242
China CSSC Holdings, Ltd.,
Class A 41,100 214,099
China CYTS Tours Holding
Co., Ltd., Class A 54,200 57,784
#China Datang Corp.
Renewable Power Co., Ltd.,
Class H 1,260,000 205,672
*China Daye Non-Ferrous
Metals Mining, Ltd., Class F 2,546,000 29,546
China Design Group Co., Ltd.,
Class A 65,400 51,616
#*<China Dili Group 715,600 –
Ω*China East Education
Holdings, Ltd. 514,000 298,243
*China Eastern Airlines Corp.,
Ltd., Class H 1,012,000 423,301
China Electronics Optics
Valley Union Holding Co., Ltd. 664,000 12,701
China Energy Engineering
Corp., Ltd., Class A 440,709 169,669
#China Energy Engineering
Corp., Ltd., Class H 3,284,000 460,671
China Enterprise Co., Ltd.,
Class A 171,100 57,258
China Everbright Bank Co.,
Ltd., Class H 1,404,000 571,154
China Everbright Environment
Group, Ltd. 1,673,074 1,088,130
ΩChina Everbright Greentech,
Ltd. 447,000 43,323
China Everbright Water, Ltd. 129,348 22,670
*China Express Airlines Co.,
Ltd., Class A 101,900 100,189
Ω#China Feihe, Ltd. 3,421,000 1,435,305

121
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
China Film Group Co., Ltd.,
Class A 40,800 $ 75,518
*China First Heavy Industries
Co., Ltd., Class A 170,700 78,103
China Foods, Ltd. 768,000 337,890
China Galaxy Securities Co.,
Ltd., Class H 2,264,000 2,197,133
China Gas Holdings, Ltd. 2,295,723 1,788,776
China Gold International
Resources Corp., Ltd. 286,600 6,428,910
#China Gold International
Resources Corp., Ltd. 120,535 2,660,130
China Great Wall Securities
Co., Ltd., Class A 46,700 57,533
*China Greatwall Technology
Group Co., Ltd., Class A 35,300 71,819
*China Hainan Rubber Industry
Group Co., Ltd., Class A 93,200 68,588
China Haisum Engineering
Co., Ltd. 40,680 42,587
*China Harmony Auto Holding,
Ltd. 30,500 2,373
China Harzone Industry Corp.,
Ltd., Class A 19,700 21,965
*China High Speed Railway
Technology Co., Ltd., Class A 129,000 45,271
#*China High Speed
Transmission Equipment
Group Co., Ltd. 216,000 31,677
China Hongqiao Group, Ltd. 2,405,500 7,527,924
ΩChina International Capital
Corp., Ltd., Class H 1,140,400 3,141,277
China International Marine
Containers Group Co., Ltd.,
Class H 634,380 614,835
China Isotope & Radiation
Corp., Class H 44,400 92,009
China Jinmao Holdings Group,
Ltd. 4,473,005 787,180
China Jushi Co., Ltd., Class A 160,700 900,419
China Kepei Education Group,
Ltd. 320,000 36,727
China Kings Resources Group
Co., Ltd., Class A 28,812 68,431
China Leadshine Technology
Co., Ltd., Class A 9,100 77,304
China Lesso Group Holdings,
Ltd. 848,000 437,972
China Life Insurance Co., Ltd.,
Class H 543,000 2,021,985
China Lilang, Ltd. 348,000 153,994
Ω*China Literature, Ltd. 243,400 627,620
#China Longyuan Power
Group Corp., Ltd., Class H 1,003,000 738,027
*<China Lumena New
Materials Corp. 18,800 –
*China Maple Leaf Educational
Systems, Ltd. 1,112,000 24,675
China Medical System
Holdings, Ltd. 790,000 1,200,877
Shares Value
CHINA — (Continued)
China Meheco Group Co.,
Ltd., Class A 56,560 $ 80,065
#*China Meidong Auto
Holdings, Ltd. 502,000 24,967
China Mengniu Dairy Co., Ltd. 2,185,000 5,266,336
China Merchants Bank Co.,
Ltd., Class H 1,171,701 7,605,537
China Merchants Energy
Shipping Co., Ltd., Class A 256,560 637,848
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 33,800 50,599
China Merchants Port Holdings
Co., Ltd. 1,140,443 2,223,701
China Merchants Property
Operation & Service Co., Ltd.,
Class A 86,700 116,055
ΩChina Merchants Securities
Co., Ltd., Class H 228,560 424,673
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 105,900 108,983
*<China Metal Recycling
Holdings, Ltd. 89,400 –
China Minsheng Banking
Corp., Ltd., Class H 3,327,120 1,540,176
#*China Modern Dairy
Holdings, Ltd. 2,083,000 393,139
China National Accord
Medicines Corp., Ltd., Class A 35,618 110,861
#China National Building
Material Co., Ltd., Class H 1,880,747 894,612
China National Chemical
Engineering Co., Ltd., Class A 37,800 43,882
China National Electric
Apparatus Research Institute
Co., Ltd. 15,905 52,519
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 70,300 80,258
China National Medicines
Corp., Ltd., Class A 36,000 150,857
China National Nuclear Power
Co., Ltd., Class A 491,401 659,237
Ω*China New Higher
Education Group, Ltd. 940,761 68,383
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 67,000 59,327
China Nonferrous Mining
Corp., Ltd. 1,261,000 2,371,933
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 9,600 56,434
*China Nuclear Energy
Technology Corp., Ltd. 92,000 5,749
*China Oil & Gas Group, Ltd.,
Class H 2,524,000 40,234

122
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
China Oilfield Services, Ltd.,
Class H 1,712,000 $ 1,545,725
#China Overseas Grand
Oceans Group, Ltd. 1,452,562 453,833
China Overseas Land &
Investment, Ltd. 2,557,827 4,406,785
#China Overseas Property
Holdings, Ltd. 1,139,275 499,784
China Pacific Insurance Group
Co., Ltd., Class H 1,466,600 5,715,581
China Petroleum & Chemical
Corp., Class H 9,769,400 5,519,083
China Petroleum Engineering
Corp., Class A 173,300 87,248
#China Power International
Development, Ltd. 1,993,333 721,927
*<China Properties Group, Ltd. 173,000 –
China Publishing & Media Co.,
Ltd., Class A 81,500 65,288
*China Qinfa Group, Ltd. 372,000 78,749
#China Railway Group, Ltd.,
Class H 2,526,000 1,162,883
China Railway Hi-tech Industry
Co., Ltd., Class A 78,000 84,313
China Railway Materials Co.,
Ltd., Class A 153,000 57,091
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 1,414,000 607,680
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 79,600 65,887
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 5,800 41,069
China Reinsurance Group
Corp., Class H 5,779,000 1,009,645
*China Resource and
Environment Co., Ltd. 105,100 48,088
China Resources Beer
Holdings Co., Ltd. 1,534,462 4,629,842
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 19,900 46,027
#China Resources Building
Materials Technology
Holdings, Ltd. 1,782,000 254,520
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 69,900 168,400
China Resources Gas Group,
Ltd. 772,000 1,647,057
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 28,200 110,196
China Resources Land, Ltd. 2,072,944 8,776,492
#China Resources Medical
Holdings Co., Ltd. 572,000 185,279
China Resources
Microelectronics, Ltd., Class A 4,922 39,575
Shares Value
CHINA — (Continued)
ΩChina Resources Mixc
Lifestyle Services, Ltd. 339,000 $ 1,725,780
ΩChina Resources
Pharmaceutical Group, Ltd. 1,488,000 920,322
#China Resources Power
Holdings Co., Ltd. 1,020,678 2,517,332
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 42,633 162,934
*China Ruifeng Renewable
Energy Holdings, Ltd. 300,000 23,337
#*China Ruyi Holdings, Ltd. 10,732,000 1,970,781
#China Sanjiang Fine
Chemicals Co., Ltd. 569,000 208,252
China Science Publishing &
Media, Ltd., Class A 13,200 38,661
*China Shanshui Cement
Group, Ltd. 234,000 7,192
#China Shenhua Energy Co.,
Ltd., Class H 1,030,616 5,711,917
*China Southern Airlines Co.,
Ltd., Class H 1,130,000 507,243
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 79,500 65,334
China Southern Power Grid
Technology Co., Ltd., Class A 4,105 25,469
China State Construction
Development Holdings, Ltd. 592,000 49,827
China State Construction
Engineering Corp., Ltd., Class
A 457,200 318,186
China State Construction
International Holdings, Ltd. 1,510,000 1,657,965
*China Sunshine Paper
Holdings Co., Ltd. 503,000 64,145
China Suntien Green Energy
Corp., Ltd., Class H 762,000 319,703
China Taiping Insurance
Holdings Co., Ltd. 1,430,106 4,015,881
China Testing & Certification
International Group Co., Ltd.,
Class A 48,000 38,310
China Tianying, Inc., Class A 142,100 105,838
China Tobacco International
HK Co., Ltd. 152,000 468,313
ΩChina Tourism Group Duty
Free Corp., Ltd., Class H 33,600 229,667
ΩChina Tower Corp., Ltd.,
Class H 4,225,500 5,404,734
China Traditional Chinese
Medicine Holdings Co., Ltd. 358,000 65,742
#China Travel International
Investment Hong Kong, Ltd. 1,106,000 169,251
China Tungsten And Hightech
Materials Co., Ltd., Class A 37,920 277,996
*China Union Holdings, Ltd.,
Class A 81,140 46,977
#China Water Affairs Group,
Ltd. 326,000 194,562

123
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*China West Construction
Group Co., Ltd., Class A 83,200 $ 57,040
China World Trade Center Co.,
Ltd., Class A 19,000 54,017
China XD Electric Co., Ltd.,
Class A 62,400 123,259
China XLX Fertiliser, Ltd. 583,000 681,763
China Yangtze Power Co.,
Ltd., Class A 179,700 774,051
#China Yongda Automobiles
Services Holdings, Ltd. 950,500 105,455
Ω#*China Youran Dairy Group,
Ltd. 1,140,000 620,766
Ω*China Yuhua Education
Corp., Ltd. 1,520,000 70,751
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 14,400 87,359
China Zheshang Bank Co.,
Ltd., Class H 2,380,000 725,388
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 39,100 46,202
#*Chinasoft International, Ltd. 2,134,000 1,069,504
*Chongqing Afari Technology
Co., Ltd., Class A 18,000 22,202
Chongqing Brewery Co., Ltd.,
Class A 8,600 59,240
Chongqing Changan
Automobile Co., Ltd., Class A 132,800 154,757
Chongqing Chongbai
Technology Group Co., Ltd.,
Class A 37,100 116,573
Chongqing Chuanyi
Automation Co., Ltd. 30,210 82,398
*Chongqing Construction
Engineering Group Corp., Ltd. 70,800 27,153
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 121,867 177,385
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 50,450 91,063
Chongqing Gas Group Corp.,
Ltd., Class A 74,400 53,872
Chongqing Machinery &
Electric Co., Ltd., Class H 771,925 181,129
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 10,900 20,595
Chongqing Port Co., Ltd. 97,200 61,025
Chongqing Road & Bridge Co.,
Ltd., Class A 155,200 100,427
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,906,000 1,594,491
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 177,000 220,942
Chongqing Shunbo Aluminum
Co., Ltd. 40,500 37,061
Shares Value
CHINA — (Continued)
*Chongqing Taiji Industry
Group Co., Ltd. 58,900 $ 137,626
Chongqing Zaisheng
Technology Co., Ltd., Class A 19,700 23,278
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 15,000 28,963
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 51,300 107,790
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 59,400 195,438
#Chow Tai Fook Jewellery
Group, Ltd. 855,000 1,348,749
Chow Tai Seng Jewellery Co.,
Ltd., Class A 70,200 134,300
*CIFI Holdings Group Co., Ltd. 4,750,000 23,624
CIG Shanghai Co., Ltd., Class
A 22,800 439,734
CIMC Enric Holdings, Ltd. 512,000 507,978
*Cinda Real Estate Co., Ltd.,
Class A 128,400 49,053
Cisen Pharmaceutical Co.,
Ltd., Class A 22,400 46,734
*CITIC Guoan Information
Industry Co., Ltd., Class A 264,900 108,652
CITIC Heavy Industries Co.,
Ltd., Class A 130,000 90,088
CITIC Press Corp., Class A 2,600 10,229
CITIC Securities Co., Ltd.,
Class H 314,725 1,096,497
CITIC, Ltd. 1,430,000 2,255,802
City Development Environment
Co., Ltd., Class A 48,500 92,930
*ClouDr Group, Ltd. 190,000 11,873
#*CMGE Technology Group,
Ltd. 1,598,000 38,719
CMOC Group, Ltd., Class H 2,748,000 5,918,909
CMST Development Co., Ltd.,
Class A 128,400 89,550
CNGR Advanced Material Co.,
Ltd., Class A 10,226 61,628
CNOOC Energy Technology &
Services, Ltd., Class A 261,200 150,840
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 87,610 83,025
COFCO Biotechnology Co.,
Ltd., Class A 105,100 73,766
COFCO Capital Holdings Co.,
Ltd., Class A 70,600 96,909
*COFCO Joycome Foods, Ltd. 915,000 130,688
COFCO Sugar Holding Co.,
Ltd., Class A 79,000 146,808
Cofoe Medical Technology
Co., Ltd., Class A 6,200 49,116
*COL Global Co., Ltd., Class A 5,700 20,957
Comba Telecom Systems
Holdings, Ltd. 1,086,000 109,409
Concord New Energy Group,
Ltd. 4,830,000 218,661

124
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Contec Medical Systems Co.,
Ltd., Class A 11,400 $ 18,585
Contemporary Amperex
Technology Co., Ltd., Class A 52,820 3,091,738
Continental Aerospace
Technologies Holding, Ltd. 3,861,948 219,160
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 1,261,752 2,238,187
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 231,200 387,193
COSCO SHIPPING
Technology Co., Ltd. 11,400 20,662
ΩCosmo Lady China Holdings
Co., Ltd. 277,000 10,421
*Cosonic Intelligent
Technologies Co., Ltd., Class
A 43,200 70,493
CQ Pharmaceutical Holding
Co., Ltd., Class A 121,000 98,005
CRRC Corp., Ltd., Class H 2,624,000 1,760,131
Crystal Clear Electronic
Material Co., Ltd., Class A 23,415 40,774
Ω#CSC Financial Co., Ltd.,
Class H 614,500 923,129
CSG Holding Co., Ltd., Class
A 138,100 80,364
CSG Smart
Science&Technology Co., Ltd.,
Class A 36,400 53,306
*CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 49,528 278,831
CSPC Pharmaceutical Group,
Ltd. 6,632,080 7,256,586
CTS International Logistics
Corp., Ltd., Class A 86,800 68,891
*Cutia Therapeutics 45,400 13,548
*CWT International, Ltd. 2,280,000 57,279
*Cybrid Technologies, Inc. 39,500 62,876
*Daheng New Epoch
Technology, Inc. 10,800 15,992
Dajin Heavy Industry Co., Ltd.,
Class A 6,500 37,931
*Dalian Bio-Chem Co., Ltd.,
Class A 32,700 60,912
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 131,000 104,941
#*Dalipal Holdings, Ltd. 302,000 125,551
Daqin Railway Co., Ltd., Class
A 169,300 124,592
Dashang Co., Ltd., Class A 37,800 82,335
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 69,211 193,181
#Datang International Power
Generation Co., Ltd., Class H 1,626,000 522,536
Dazhong Transportation Group
Co., Ltd., Class A 91,700 55,943
Shares Value
CHINA — (Continued)
Dazzle Fashion Co., Ltd.,
Class A 15,300 $ 26,371
*DBAPP Security, Ltd. 1,824 10,682
DBG Technology Co., Ltd.,
Class A 36,100 99,960
DeHua TB New Decoration
Materials Co., Ltd., Class A 61,400 119,829
*Dezhan Healthcare Co., Ltd. 128,900 62,986
DHC Software Co., Ltd., Class
A 84,300 90,374
Dian Diagnostics Group Co.,
Ltd., Class A 40,400 109,175
Digital China Group Co., Ltd.,
Class A 31,178 111,261
Digital China Information
Service Group Co., Ltd., Class
A 34,100 56,249
Do-Fluoride New Materials
Co., Ltd., Class A 32,437 151,008
Dong-E-E-Jiao Co., Ltd., Class
A 19,800 160,138
Dongfang Electric Corp., Ltd.,
Class H 179,600 492,883
Dongfang Electronics Co.,
Ltd., Class A 55,200 97,920
Dongfeng Electronic
Technology Co., Ltd., Class A 50,400 74,405
Dongguan Aohai Technology
Co., Ltd., Class A 10,300 52,404
Dongguan Development
Holdings Co., Ltd., Class A 77,600 116,629
Dongguan Rural Commercial
Bank Co., Ltd., Class H 28,000 11,926
Dongguan Yutong Optical
Technology Co., Ltd. 27,020 66,456
Donghua Testing Technology
Co., Ltd. 15,400 65,423
*Dongjiang Environmental Co.,
Ltd., Class H 39,600 8,181
Dongxing Securities Co., Ltd.,
Class A 94,000 192,499
Dongyue Group, Ltd. 1,325,000 2,003,992
Double Medical Technology,
Inc., Class A 11,800 75,482
*DPC Dash, Ltd. 29,900 151,605
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 280,000 198,888
*Easou Technology Holdings,
Ltd. 141,500 37,353
East Group Co., Ltd., Class A 153,300 106,235
East Money Information Co.,
Ltd., Class A 99,953 298,524
Eastcompeace Technology
Co., Ltd., Class A 15,700 31,640
Eastern Communications Co.,
Ltd., Class A 16,100 29,585
E-Commodities Holdings, Ltd. 1,008,000 82,269
Ecovacs Robotics Co., Ltd.,
Class A 7,000 62,885

125
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Edan Instruments, Inc., Class
A 52,900 $ 91,960
Edifier Technology Co., Ltd.,
Class A 60,200 92,706
#*EEKA Fashion Holdings, Ltd. 137,500 93,109
EIT Environmental
Development Group Co., Ltd.,
Class A 44,300 100,166
Electric Connector Technology
Co., Ltd., Class A 13,600 73,544
*<Elion Energy Co., Ltd., Class
A 260,800 2,703
ENN Energy Holdings, Ltd. 324,100 1,940,070
ENN Natural Gas Co., Ltd.,
Class A 68,000 179,228
Eoptolink Technology, Inc.,
Ltd., Class A 31,281 1,834,274
Era Co., Ltd., Class A 62,500 35,445
Essex Bio-technology, Ltd. 80,000 24,893
*Eternal Asia Supply Chain
Management, Ltd., Class A 182,900 124,851
EVA Precision Industrial
Holdings, Ltd. 916,000 93,450
Eve Energy Co., Ltd., Class A 28,000 224,965
Ω#Everbright Securities Co.,
Ltd., Class H 333,400 321,427
Ω#*Everest Medicines, Ltd. 104,500 337,157
EverProX Technologies Co.,
Ltd., Class A 6,900 143,550
Explosive Co., Ltd., Class A 54,000 76,601
Eyebright Medical Technology
Beijing Co., Ltd. 5,442 33,699
Fangda Carbon New Material
Co., Ltd., Class A 143,871 110,352
Fangda Special Steel
Technology Co., Ltd., Class A 163,900 110,182
Far East Smarter Energy Co.,
Ltd., Class A 66,100 130,078
*Farasis Energy Gan Zhou
Co., Ltd. 73,440 110,811
FAW Jiefang Group Co., Ltd.,
Class A 56,900 54,765
FAWER Automotive Parts Co.,
Ltd., Class A 89,162 56,639
Feilong Auto Components Co.,
Ltd. 31,700 162,410
Fengzhushou Co., Ltd., Class
A 4,900 24,306
FESCO Group Co., Ltd., Class
A 40,500 82,518
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 25,400 124,454
Fibocom Wireless, Inc., Class
A 23,720 72,705
First Capital Securities Co.,
Ltd., Class A 51,300 49,907
Flat Glass Group Co., Ltd.,
Class H 44,000 38,997
Shares Value
CHINA — (Continued)
Focus Lightings Tech Co.,
Ltd., Class A 15,200 $ 16,858
Focus Media Information
Technology Co., Ltd., Class A 276,888 230,419
*Focused Photonics
Hangzhou, Inc., Class A 20,100 35,209
Foryou Corp., Class A 25,000 93,916
Foshan Electrical and Lighting
Co., Ltd., Class A 73,800 54,858
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 89,700 510,568
*Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 41,400 38,375
*Fosun International, Ltd. 1,033,892 627,592
Founder Securities Co., Ltd.,
Class A 78,800 82,844
Foxconn Industrial Internet
Co., Ltd., Class A 224,100 1,881,492
Friend Co., Ltd. 20,600 31,205
#<Fu Shou Yuan International
Group, Ltd. 932,000 235,330
Fuan Pharmaceutical Group
Co., Ltd., Class A 73,700 40,487
#Fufeng Group, Ltd. 1,360,600 898,784
Fujian Apex Software Co., Ltd. 6,186 28,331
Fujian Boss Software
Development Co., Ltd., Class
A 36,300 50,311
Fujian Funeng Co., Ltd., Class
A 129,870 209,034
Fujian Fuxin Software
Development JSC, Ltd., Class
A 2,373 23,553
Fujian Kuncai Material
Technology Co., Ltd. 22,620 50,308
Fujian Longking Co., Ltd.,
Class A 57,200 151,017
Fujian Qingshan Paper
Industry Co., Ltd. 234,900 97,043
*Fujian Snowman Group Co.,
Ltd., Class A 24,400 43,067
Fujian Star-net Communication
Co., Ltd., Class A 28,210 108,857
Fujian Sunner Development
Co., Ltd., Class A 92,600 229,258
*Fujian Tianma Science &
Technology Group Co., Ltd. 12,000 19,457
Fujian Yuanli Active Carbon
Co., Ltd. 17,600 44,434
Fulin Precision Co., Ltd., Class
A 46,760 108,152
Fulongma Group Co., Ltd.,
Class A 38,800 72,965
*Fushun Special Steel Co.,
Ltd., Class A 89,300 55,536
ΩFuyao Glass Industry Group
Co., Ltd., Class H 317,200 2,402,785
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 4,400 44,779

126
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
ΩGanfeng Lithium Group Co.,
Ltd., Class H 167,840 $ 788,088
*Gansu Energy Chemical Co.,
Ltd., Class A 414,300 158,888
Gansu Shangfeng Materials
Co., Ltd., Class A 161,100 315,359
Gansu Yasheng Industrial
Group Co., Ltd., Class A 114,400 51,158
Gaona Aero Material Co., Ltd.,
Class A 20,620 47,448
*Gaush Meditech, Ltd. 4,500 2,938
G-bits Network Technology
Xiamen Co., Ltd., Class A 6,100 351,680
GCL Energy Technology Co.,
Ltd., Class A 83,100 185,558
#*GCL Technology Holdings,
Ltd. 23,013,000 1,790,187
GD Power Development Co.,
Ltd., Class A 159,600 120,053
#*GDS Holdings, Ltd., Class A 607,700 2,410,155
#*GDS Holdings, Ltd.,
Sponsored ADR 1,736 56,837
Geely Automobile Holdings,
Ltd. 3,675,000 9,279,356
GEM Co., Ltd., Class A 133,400 132,345
*Gemdale Corp., Class A 265,100 90,677
#*Gemdale Properties &
Investment Corp., Ltd. 4,180,000 50,107
GemPharmatech Co., Ltd.,
Class A 12,740 45,558
*Genimous Technology Co.,
Ltd., Class A 41,500 46,026
*Genscript Biotech Corp. 1,162,000 2,676,204
*Geo-Jade Petroleum Corp.,
Class A 61,500 21,582
GEPIC Energy Development
Co., Ltd., Class A 33,100 38,230
Getein Biotech, Inc., Class A 31,000 40,854
GF Securities Co., Ltd., Class
H 597,000 1,300,342
Ω#Giant Biogene Holding Co.,
Ltd. 54,600 214,317
Giant Network Group Co., Ltd.,
Class A 31,700 137,438
Giantec Semiconductor Corp. 2,272 37,891
GigaDevice Semiconductor,
Inc., Class A 1,900 106,515
Ginlong Technologies Co.,
Ltd., Class A 17,100 151,063
Glarun Technology Co., Ltd.,
Class A 20,400 73,101
GoerTek, Inc., Class A 66,300 226,779
*Goke Microelectronics Co.,
Ltd., Class A 3,000 57,527
Goldcard Smart Group Co.,
Ltd., Class A 28,200 42,425
ΩGolden Throat Holdings
Group Co., Ltd. 173,000 70,157
Goldenmax International
Group, Ltd., Class A 17,100 128,705
Shares Value
CHINA — (Continued)
Goldwind Science &
Technology Co., Ltd., Class H 551,953 $ 686,281
Goneo Group Co., Ltd., Class
A 21,190 130,935
Goodbaby International
Holdings, Ltd. 375,000 42,561
*GoodWe Technologies Co.,
Ltd., Class A 3,680 33,904
Gotion High-tech Co., Ltd.,
Class A 21,300 90,046
Grand Pharmaceutical Group,
Ltd. 813,500 535,307
Grandblue Environment Co.,
Ltd., Class A 18,000 82,518
Great Wall Motor Co., Ltd. 1,980,500 2,293,274
*Greattown Holdings, Ltd.,
Class A 95,600 58,747
Gree Electric Appliances, Inc.
of Zhuhai, Class A 85,500 535,530
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 96,100 110,424
*Greentown China Holdings,
Ltd. 919,000 835,604
Greentown Service Group Co.,
Ltd. 1,298,000 716,734
GRG Banking Equipment Co.,
Ltd., Class A 53,300 80,817
GRG Metrology & Test Group
Co., Ltd., Class A 43,400 109,184
Grinm Advanced Materials
Co., Ltd., Class A 24,000 125,768
Guangdong Advertising Group
Co., Ltd., Class A 58,900 59,306
Guangdong Aofei Data
Technology Co., Ltd., Class A 40,163 132,977
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 57,200 41,841
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 354,000 174,028
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 58,400 90,020
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,000 156,073
Guangdong Dongpeng
Holdings Co., Ltd., Class A 50,900 35,725
Guangdong Dowstone
Technology Co., Ltd., Class A 25,200 67,763
Guangdong Electric Power
Development Co., Ltd., Class
A 36,600 30,241
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 70,400 98,615

127
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 39,200 $ 286,451
*Guangdong Golden Dragon
Development, Inc., Class A 30,500 40,195
Guangdong Goworld Co., Ltd.,
Class A 40,000 74,629
*Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 14,700 18,502
*Guangdong Guanhao High-
Tech Co., Ltd., Class A 107,000 52,602
Guangdong Haid Group Co.,
Ltd., Class A 47,200 345,679
*Guangdong HEC Technology
Holding Co., Ltd., Class A 95,000 398,940
Guangdong Hongda Holdings
Group Co., Ltd., Class A 32,600 135,355
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 39,900 52,819
Guangdong Hoshion Industrial
Aluminium Co., Ltd. 6,000 17,014
Guangdong Huate Gas Co.,
Ltd. 3,624 68,070
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 34,628 118,189
Guangdong Lingxiao Pump
Industry Co., Ltd. 26,500 63,764
Guangdong Marubi
Biotechnology Co., Ltd., Class
A 8,700 36,934
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 112,277 242,064
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 22,500 25,154
Guangdong South New Media
Co., Ltd., Class A 17,200 90,083
Guangdong TCL Smart Home
Appliances Co., Ltd. 95,300 149,581
Guangdong Topstar
Technology Co., Ltd., Class A 25,500 112,521
Guangdong Vanward New
Electric Co., Ltd., Class A 62,200 61,708
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 63,600 111,409
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 80,200 61,278
*Guangdong Yussen Energy
Technology Co., Ltd., Class A 23,100 40,636
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 54,806
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 33,100 128,510
Shares Value
CHINA — (Continued)
Guanghui Energy Co., Ltd.,
Class A 253,900 $ 204,897
*Guanghui Logistics Co., Ltd. 98,100 64,205
Guangshen Railway Co., Ltd.,
Class H 1,208,950 353,052
Guangxi Energy Co., Ltd.,
Class A 25,800 16,656
Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 19,000 115,743
Guangxi Liugong Machinery
Co., Ltd., Class A 144,600 187,992
Guangxi LiuYao Group Co.,
Ltd., Class A 34,700 81,029
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 85,435 49,085
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 8,000 17,662
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 131,230 154,093
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 170,000 345,784
Guangzhou Development
Group, Inc., Class A 172,700 163,663
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 16,800 148,885
Guangzhou Haige
Communications Group, Inc.
Co., Class A 57,100 84,550
Guangzhou Haoyang
Electronic Co., Ltd., Class A 7,200 35,502
Guangzhou KDT Machinery
Group Co., Ltd., Class A 33,840 89,042
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 13,800 56,725
Guangzhou Lingnan Group
Holdings Co., Ltd. 13,600 18,527
Guangzhou Port Co., Ltd.,
Class A 159,100 73,267
Guangzhou Restaurant Group
Co., Ltd., Class A 41,100 86,236
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 18,600 124,461
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 34,900 184,696
Guangzhou Wondfo Biotech
Co., Ltd., Class A 25,900 66,884
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 20,000 23,277
Guangzhou Zhiguang Electric
Co., Ltd., Class A 88,600 142,345
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 38,500 51,364

128
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Guilin Layn Natural Ingredients
Corp. 34,200 $ 33,676
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 48,300 95,049
Guizhou Chanhen Chemical
Corp., Class A 32,500 166,364
Guizhou Gas Group Corp.,
Ltd., Class A 35,800 32,707
Guizhou Guihang Automotive
Components Co., Ltd., Class A 14,500 24,176
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 170,600 124,791
Guizhou Qianyuan Power Co.,
Ltd. 24,100 71,907
Guizhou Red Star Developing
Co., Ltd. 900 3,597
Guizhou Sanli Pharmaceutical
Co., Ltd. 35,100 53,429
Guizhou Tyre Co., Ltd. 111,700 72,279
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 108,700 48,126
*Guizhou Zhenhua E-chem,
Inc., Class A 13,541 20,833
Guocheng Mining Co., Ltd.,
Class A 16,500 68,166
Guoguang Electric Co., Ltd.,
Class A 23,100 28,595
Guolian Minsheng Securities
Co., Ltd., Class H 259,000 131,786
Guomai Technologies, Inc.,
Class A 44,800 46,104
Guosen Securities Co., Ltd.,
Class A 18,000 27,506
*Guosheng Securities, Inc.,
Class A 44,860 80,375
ΩGuotai Haitong Securities
Co., Ltd., Class H 718,176 1,367,370
Guoyuan Securities Co., Ltd.,
Class A 54,800 59,560
Gushengtang Holdings, Ltd. 140,700 527,876
H World Group, Ltd. 488,700 2,074,058
H World Group, Ltd.,
Sponsored ADR 22,240 949,426
Ω#Haidilao International
Holding, Ltd. 788,000 1,194,823
Haier Smart Home Co., Ltd.,
Class A 1,838,200 5,297,812
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 16,728 26,330
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 8,907 53,112
*Hainan Haide Capital
Management Co., Ltd., Class
A 115,740 105,742
Hainan Jinpan Smart
Technology Co., Ltd. 17,275 164,478
*Hainan Meilan International
Airport Co., Ltd. 97,000 67,169
Shares Value
CHINA — (Continued)
Hainan Mining Co., Ltd., Class
A 60,800 $ 82,106
Hainan Strait Shipping Co.,
Ltd., Class A 112,700 112,143
Haisco Pharmaceutical Group
Co., Ltd., Class A 10,600 97,910
Haitian International Holdings,
Ltd. 553,000 1,468,254
Hand Enterprise Solutions Co.,
Ltd., Class A 31,900 78,647
Hangcha Group Co., Ltd.,
Class A 33,880 140,920
*Hangjin Technology Co., Ltd.,
Class A 22,500 41,779
Hangxiao Steel Structure Co.,
Ltd., Class A 202,600 72,299
Hangzhou Advance Gearbox
Group Co., Ltd. 11,200 21,361
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 127,400 175,063
Hangzhou Dptech
Technologies Co., Ltd., Class
A 9,500 22,901
Hangzhou First Applied
Material Co., Ltd., Class A 36,780 79,895
Hangzhou GreatStar Industrial
Co., Ltd. 40,700 180,436
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 16,240 58,050
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 6,807 46,799
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 39,720 51,757
Hangzhou Iron & Steel Co. 122,400 118,714
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 17,000 93,390
Hangzhou Onechance Tech
Corp., Class A 14,300 51,983
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 37,900 129,020
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 16,400 17,902
Hangzhou Shunwang
Technology Co., Ltd., Class A 38,300 102,082
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 8,200 34,313
Hangzhou Sunrise Technology
Co., Ltd. 50,900 92,931
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 57,700 277,551
Hangzhou Weiguang
Electronic Co., Ltd., Class A 20,200 83,212
Hangzhou Youngsun
Intelligent Equipment Co., Ltd. 48,900 66,615
Hangzhou Zhongtai Cryogenic
Technology Corp. 29,400 70,089

129
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Hanking Gold International,
Ltd. 433,000 $ 144,672
Han's Laser Technology
Industry Group Co., Ltd., Class
A 39,900 499,297
ΩHansoh Pharmaceutical
Group Co., Ltd. 182,000 746,883
Hanwei Electronics Group
Corp., Class A 4,300 20,948
Haohua Chemical Science &
Technology Co., Ltd., Class A 2,000 11,801
Ω*Harbin Bank Co., Ltd., Class
H 1,511,000 59,734
Harbin Boshi Automation Co.,
Ltd., Class A 28,765 57,075
Harbin Electric Co., Ltd., Class
H 570,236 1,146,784
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 47,760 77,085
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 361,600 152,599
*Harbin Pharmaceutical Group
Co., Ltd., Class A 214,200 186,815
HBIS Resources Co., Ltd.,
Class A 75,200 163,575
Health & Happiness H&H
International Holdings, Ltd. 143,000 277,006
*Healthcare Co., Ltd., Class A 157,300 128,805
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 66,700 123,950
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 3,700 51,883
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 32,100 184,090
Hefei Jianghang Aircraft
Equipment Co., Ltd. 16,053 24,911
Hefei Meiya Optoelectronic
Technology, Inc., Class A 48,100 112,747
*Hefei Urban Construction
Development Co., Ltd., Class
A 57,900 91,565
Heilongjiang Agriculture Co.,
Ltd., Class A 70,300 128,558
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 62,400 57,010
Henan Hengxing Science &
Technology Co., Ltd. 80,400 45,716
Henan Liliang Diamond Co.,
Ltd., Class A 18,400 136,309
Henan Lingrui Pharmaceutical
Co., Class A 42,200 143,720
Henan Mingtai Al Industrial
Co., Ltd., Class A 83,200 207,464
Henan Pinggao Electric Co.,
Ltd., Class A 75,600 220,753
Shares Value
CHINA — (Continued)
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 94,300 $ 364,024
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 75,690 291,288
Henan Thinker Automatic
Equipment Co., Ltd., Class A 24,100 82,648
*Henan Yicheng New Energy
Co., Ltd., Class A 115,500 63,279
Henan Yuguang Gold & Lead
Co., Ltd., Class A 95,800 165,544
*Henan Yuneng Holdings Co.,
Ltd., Class A 123,700 220,167
Henan Zhongfu Industry Co.,
Ltd. 206,300 206,196
Henan Zhongyuan
Expressway Co., Ltd., Class A 153,000 87,223
Hengan International Group
Co., Ltd. 602,500 1,902,405
Hengbao Co., Ltd., Class A 20,000 30,414
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 55,000 169,315
Hengdian Group Tospo
Lighting Co., Ltd. 9,000 25,321
Hengli Petrochemical Co., Ltd.,
Class A 176,100 435,987
Hengtong Logistics Co., Ltd. 32,800 50,365
Hengtong Optic-electric Co.,
Ltd., Class A 118,000 831,874
Hengyi Petrochemical Co.,
Ltd., Class A 97,982 233,442
Hesteel Co., Ltd., Class A 469,600 148,806
Hexing Electrical Co., Ltd.,
Class A 28,200 112,701
HG Technologies Co., Ltd.,
Class A 8,100 17,235
Hgtech Co., Ltd., Class A 17,000 240,070
Hichain Logistics Co., Ltd. 12,180 25,971
Hisense Home Appliances
Group Co., Ltd., Class H 320,000 959,804
Hisense Visual Technology
Co., Ltd., Class A 1,200 4,828
*Hitevision Co., Ltd., Class A 10,200 47,727
Hithink RoyalFlush Information
Network Co., Ltd., Class A 9,660 336,085
HLA Group Corp., Ltd., Class
A 173,300 161,665
HMT Xiamen New Technical
Materials Co., Ltd., Class A 8,500 72,849
Hongfa Technology Co., Ltd.,
Class A 18,480 97,170
*Honghua Group, Ltd. 1,248,000 20,690
Hongli Zhihui Group Co., Ltd.,
Class A 39,200 38,426
Hongrun Construction Group
Co., Ltd. 66,000 73,492
Hongyuan Green Energy Co.,
Ltd., Class A 22,200 52,859

130
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Hopson Development
Holdings, Ltd. 889,652 $ 299,516
Horizon Construction
Development, Ltd. 924,000 77,770
Hoshine Silicon Industry Co.,
Ltd., Class A 4,900 24,335
*Hoymiles Power Electronics,
Inc., Class A 4,285 49,840
Ω*Hua Medicine 178,500 53,038
Huaan Securities Co., Ltd.,
Class A 99,590 112,664
*Huachangda Intelligent
Equipment Group Co., Ltd. 28,300 15,672
Huada Automotive Technology
Corp., Ltd., Class A 5,200 28,905
Huadian Heavy Industries Co.,
Ltd., Class A 33,000 29,709
#Huadian Power International
Corp., Ltd., Class H 868,000 460,477
Huadong Medicine Co., Ltd.,
Class A 37,100 159,917
Huafon Chemical Co., Ltd.,
Class A 89,800 146,001
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 125,200 81,385
Huafu Fashion Co., Ltd., Class
A 131,000 72,547
Huaibei Mining Holdings Co.,
Ltd., Class A 72,100 161,316
Huaihe Energy Group Co.,
Ltd., Class A 240,800 124,440
Huakai Yibai Technology Co.,
Ltd. 64,600 123,778
Hualan Biological Engineering,
Inc., Class A 66,500 132,342
Huaming Power Equipment
Co., Ltd., Class A 36,400 110,115
#Huaneng Power International,
Inc., Class H 1,452,000 1,116,553
Huangshan Novel Co., Ltd. 40,400 66,043
Huangshan Tourism
Development Co., Ltd., Class
A 34,400 57,559
Huapont Life Sciences Co.,
Ltd., Class A 91,500 60,021
ΩHuatai Securities Co., Ltd.,
Class H 707,000 1,522,805
Huaxi Securities Co., Ltd.,
Class A 84,800 105,476
Huaxia Bank Co., Ltd., Class A 170,400 175,865
Huaxin Building Materials
Group Co., Ltd., Class H 240,300 454,761
Huayu Automotive Systems
Co., Ltd., Class A 98,200 245,158
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 115,500 66,700
Hubei Chutian Smart
Communication Co., Ltd. 110,700 57,863
Shares Value
CHINA — (Continued)
Hubei Energy Group Co., Ltd.,
Class A 94,400 $ 65,977
*Hubei Feilihua Quartz Glass
Co., Ltd., Class A 20,900 225,204
Hubei Huitian New Materials
Co., Ltd. 98,600 150,673
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 41,600 165,331
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 65,920 281,800
Hubei Yihua Chemical Industry
Co., Ltd., Class A 69,800 135,706
Hubei Zhenhua Chemical Co.,
Ltd. 33,460 154,284
Huishang Bank Corp., Ltd.,
Class H 642,200 416,034
*Huizhou CEE Technology,
Inc., Class A 19,000 30,525
Huizhou Desay Sv Automotive
Co., Ltd., Class A 6,100 83,505
Hunan Aihua Group Co., Ltd.,
Class A 25,600 92,341
*Hunan Corun New Energy
Co., Ltd., Class A 31,500 23,648
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 116,400 51,880
*Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 130,800 109,429
Hunan Gold Corp., Ltd., Class
A 50,570 172,600
Hunan Jiudian Pharmaceutical
Co., Ltd. 33,500 54,615
Hunan Kaimeite Gases Co.,
Ltd., Class A 21,800 41,544
*Hunan New Wellful Co., Ltd.,
Class A 139,500 101,422
*Hunan Silver Co., Ltd., Class
A 73,500 86,958
Hunan Valin Steel Co., Ltd.,
Class A 312,800 182,027
Hunan Zhongke Electric Co.,
Ltd., Class A 69,400 142,841
#*HUTCHMED China, Ltd. 301,500 680,928
#*HUTCHMED China, Ltd.,
Sponsored ADR 2,110 23,484
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 144,200 183,155
*Hytera Communications
Corp., Ltd., Class A 97,200 118,452
*HyUnion Holding Co., Ltd.,
Class A 59,100 51,194
*IAT Automobile Technology
Co., Ltd., Class A 31,900 50,070
IEIT Systems Co., Ltd., Class
A 3,800 40,406
Iflytek Co., Ltd., Class A 9,500 59,391
IKD Co., Ltd., Class A 77,000 155,063
Ω*IMAX China Holding, Inc. 106,100 112,438

131
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Industrial & Commercial Bank
of China, Ltd., Class H 11,251,460 $ 10,775,666
Industrial Bank Co., Ltd., Class
A 189,100 529,213
Industrial Securities Co., Ltd.,
Class A 74,230 66,389
INESA Intelligent Tech, Inc. 7,000 18,263
Infore Environment
Technology Group Co., Ltd.,
Class A 190,400 221,317
Ω*Ingdan, Inc. 260,000 121,021
Ingenic Semiconductor Co.,
Ltd., Class A 3,500 65,720
INKON Life Technology Co.,
Ltd., Class A 40,950 44,931
Inmyshow Digital Technology
Group Co., Ltd., Class A 70,200 48,647
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 265,300 87,603
Inner Mongolia Berun
Chemical Co., Ltd., Class A 219,500 194,363
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 126,000 503,373
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 82,260 155,302
Inner Mongolia Furui Medical
Science Co., Ltd., Class A 17,700 118,937
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 308,086 216,236
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 59,700 281,112
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 162,700 652,881
Ω*Innovent Biologics, Inc. 42,000 464,370
Innuovo Technology Co., Ltd.,
Class A 47,300 58,973
Insigma Technology Co., Ltd.,
Class A 35,500 37,007
#Inspur Digital Enterprise
Technology, Ltd. 568,000 165,874
*Inspur Software Co., Ltd.,
Class A 8,700 21,037
*International Business
Settlement Holdings, Ltd. 1,070,000 6,823
Intron Technology Holdings,
Ltd. 186,000 32,733
iRay Group, Class A 10,376 129,151
*IReader Technology Co., Ltd.,
Class A 8,000 26,369
IRICO Display Devices Co.,
Ltd. 163,200 188,492
*J&T Global Express, Ltd. 1,440,200 1,853,145
Jack Technology Co., Ltd.,
Class A 20,300 129,584
Jade Bird Integrated
Technologies Co., Ltd. 54,720 65,145
Jafron Biomedical Co., Ltd.,
Class A 43,100 118,705
Shares Value
CHINA — (Continued)
Jangho Group Co., Ltd., Class
A 63,000 $ 80,599
Jason Furniture Hangzhou
Co., Ltd., Class A 49,200 183,588
JCET Group Co., Ltd., Class A 32,100 312,330
JCHX Mining Management
Co., Ltd., Class A 16,600 182,484
Ω*JD Health International, Inc. 358,700 1,802,283
Ω*JD Logistics, Inc. 1,692,300 3,241,474
JD.com, Inc., Class A 43,300 701,825
Ω*Jenscare Scientific Co.,
Ltd., Class H 24,200 21,757
#JF SmartInvest Holdings, Ltd. 12,000 45,787
*Jia Yao Holdings, Ltd. 88,000 253,397
Jiajiayue Group Co., Ltd.,
Class A 39,800 56,517
Jiang Su Suyan Jingshen Co.,
Ltd. 51,900 72,316
Jiangling Motors Corp., Ltd.,
Class A 42,544 107,157
*Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 4,900 29,385
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 45,200 33,532
Jiangsu Azure Corp., Class A 84,212 198,017
*Jiangsu Baichuan High-tech
New Materials Co., Ltd. 68,700 65,715
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 34,500 93,895
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 203,700 94,107
Jiangsu Changbao Steeltube
Co., Ltd. 40,500 37,181
Jiangsu Changhai Composite
Materials Co., Ltd. 20,400 47,999
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 13,800 22,641
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 308,150 293,394
Jiangsu Chint Power
Technology Co., Ltd., Class A 28,800 86,399
Jiangsu Cnano Technology
Co., Ltd., Class A 16,608 84,105
*Jiangsu Dagang Co., Ltd. 24,600 41,817
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 61,500 197,429
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 74,500 129,841
Jiangsu Etern Co., Ltd., Class
A 30,200 143,277
Jiangsu Expressway Co., Ltd.,
Class H 572,000 709,019
*Jiangsu General Science
Technology Co., Ltd. 49,600 29,672
Jiangsu Gian Technology Co.,
Ltd., Class A 14,300 68,987

132
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Guomao Reducer Co.,
Ltd., Class A 19,500 $ 37,883
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 20,000 125,714
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 14,700 236,061
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 20,400 163,359
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 38,000 39,894
*Jiangsu Hongtian Technology
Co., Ltd., Class A 9,400 70,221
Jiangsu Huachang Chemical
Co., Ltd., Class A 61,300 50,105
Jiangsu Huahong Technology
Stock Co., Ltd., Class A 20,760 49,030
Jiangsu Huaxicun Co., Ltd.,
Class A 39,300 29,969
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 187,330 115,115
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 5,072 18,288
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 38,000 131,048
Jiangsu Jiuding New Material
Co., Ltd. 62,900 71,437
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 38,800 73,999
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 29,100 123,667
Jiangsu Leili Motor Co., Ltd. 14,336 57,358
Jiangsu Lianyungang Port Co.,
Ltd. 56,800 36,838
Jiangsu Lihua Foods Group
Co., Ltd. 48,920 138,138
Jiangsu Linyang Energy Co.,
Ltd., Class A 117,900 100,732
*Jiangsu Lopal Tech Group
Co., Ltd., Class A 23,100 63,758
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 14,880 106,553
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 61,800 202,236
Jiangsu Olive Sensors High-
Tech Co., Ltd., Class A 15,400 14,457
Jiangsu Pacific Precision
Forging Co., Ltd. 26,700 39,061
Jiangsu Pacific Quartz Co.,
Ltd., Class A 17,550 109,093
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 96,900 143,770
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 113,000 137,205
Jiangsu Rainbow Heavy
Industries Co., Ltd. 79,800 61,326
Shares Value
CHINA — (Continued)
Jiangsu Rongtai Industry Co.,
Ltd., Class A 6,200 $ 21,345
Jiangsu Shemar Electric Co.,
Ltd. 14,500 90,434
Jiangsu Shentong Valve Co.,
Ltd. 63,300 119,038
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 83,300 112,244
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 33,152 204,457
Jiangsu Soho High Hope
Group Corp., Class A 104,800 36,157
Jiangsu Sopo Chemical Co.,
Class A 51,200 49,734
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 152,460 99,557
Jiangsu ToLand Alloy Co.,
Ltd., Class A 20,200 83,092
Jiangsu Xinquan Automotive
Trim Co., Ltd. 15,960 91,222
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 11,500 73,052
Jiangsu Yangnong Chemical
Co., Ltd., Class A 21,570 181,001
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 56,100 43,279
Jiangsu Yoke Technology Co.,
Ltd., Class A 6,300 124,817
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 24,900 103,532
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 157,340 106,704
Jiangsu Zhongtian Technology
Co., Ltd., Class A 43,900 185,392
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 404,400 159,283
Jiangxi Bank Co., Ltd., Class H 102,000 7,805
Jiangxi Copper Co., Ltd., Class
H 211,000 946,616
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,600 74,355
Jiangxi Ganneng Co., Ltd.,
Class A 66,800 107,519
Jiangxi Ganyue Expressway
Co., Ltd., Class A 161,100 98,758
Jiangxi Guotai Group Co., Ltd.,
Class A 14,800 24,895
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 13,900 20,047
*Jiangxi Lianchuang
Optoelectronic Science &
Technology Co., Ltd., Class A 10,500 39,989
*Jiangxi Special Electric Motor
Co., Ltd., Class A 20,000 24,314

133
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 9,360 $ 29,826
Jiangyin Haida Rubber and
Plastic Co., Ltd. 66,000 80,137
Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 16,400 36,960
Jianmin Pharmaceutical Group
Co., Ltd., Class A 6,600 27,559
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 106,900 175,544
Jiayin Group, Inc., ADR 14,620 31,579
Jiayou International Logistics
Co., Ltd., Class A 102,279 197,034
Jiaze Renewables Co., Ltd. 237,600 162,894
*Jihua Group Corp., Ltd.,
Class A 177,800 47,389
*Jilin Chemical Fibre, Class A 130,000 72,571
Jilin OLED Material Tech Co.,
Ltd. 2,576 13,572
*Jilin Quanyangquan Co., Ltd. 30,500 32,969
Jinbei Automotive Co., Ltd.,
Class A 99,900 48,815
#Jinchuan Group International
Resources Co., Ltd. 963,000 1,228
Jinduicheng Molybdenum Co.,
Ltd., Class A 111,500 346,549
Jinghua Pharmaceutical Group
Co., Ltd., Class A 58,800 58,683
Jingjin Equipment, Inc., Class
A 75,900 150,937
Jinhong Gas Co., Ltd., Class A 33,507 128,850
Jinhui Liquor Co., Ltd., Class A 34,600 85,201
*Jinko Solar Co., Ltd., Class A 13,851 8,901
JinkoSolar Holding Co., Ltd.,
Sponsored ADR 12,043 182,331
Jinlei Technology Co., Ltd.,
Class A 61,300 194,518
Jinlongyu Group Co., Ltd. 15,400 51,536
Jinmao Property Services Co.,
Ltd. 169,129 50,038
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 161,600 87,579
ΩJinxin Fertility Group, Ltd. 2,191,000 606,314
Jinyu Bio-Technology Co.,
Ltd., Class A 52,600 98,449
Jinzai Food Group Co., Ltd. 40,800 65,610
JiuGui Liquor Co., Ltd., Class
A 3,900 24,168
Jiuzhitang Co., Ltd., Class A 76,000 101,845
Jizhong Energy Resources
Co., Ltd., Class A 207,914 145,928
JL Mag Rare-Earth Co., Ltd.,
Class A 9,470 35,898
#JL Mag Rare-Earth Co., Ltd.,
Class H 24,600 51,511
JNBY Design, Ltd. 161,000 425,413
Joinn Laboratories China Co.,
Ltd., Class A 23,500 144,548
Shares Value
CHINA — (Continued)
Ω#Joinn Laboratories China
Co., Ltd., Class H 43,700 $ 123,606
Jointo Energy Investment Co.,
Ltd., Class A 76,000 96,106
Jointown Pharmaceutical
Group Co., Ltd., Class A 159,923 121,954
Jones Tech PLC, Class A 16,900 108,381
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 39,350 118,340
Joyoung Co., Ltd., Class A 32,100 43,064
Ω#*JS Global Lifestyle Co.,
Ltd. 181,000 32,546
JSTI Group, Class A 100,500 83,633
#*Ju Teng International
Holdings, Ltd. 502,000 189,492
Juneyao Airlines Co., Ltd.,
Class A 147,300 241,450
Jutal Offshore Oil Services,
Ltd. 16,333 948
Jutze Intelligent Technology
Co., Ltd. 8,500 25,739
Kailuan Energy Chemical Co.,
Ltd., Class A 66,800 56,282
Kaishan Group Co., Ltd.,
Class A 31,300 79,810
Kanzhun, Ltd. 6,800 54,632
*KBC Corp., Ltd., Class A 7,373 27,610
KE Holdings, Inc., Class A 709,900 3,930,812
Keboda Technology Co., Ltd.,
Class A 15,100 94,758
Keda Industrial Group Co.,
Ltd., Class A 49,100 119,889
KEDE Numerical Control Co.,
Ltd., Class A 6,199 49,806
*Keep, Inc. 121,600 28,533
Keeson Technology Corp.,
Ltd., Class A 16,800 32,787
Kehua Data Co., Ltd., Class A 29,725 126,323
Keli Motor Group Co., Ltd. 34,700 48,812
Keli Sensing Technology
Ningbo Co., Ltd. 7,700 57,613
Keshun Waterproof
Technologies Co., Ltd., Class
A 56,300 40,682
Kidswant Digital Technology
Co., Ltd., Class A 101,600 113,735
Kinetic Development Group,
Ltd. 2,314,000 498,707
Kingboard Holdings, Ltd. 555,000 2,774,434
Kingboard Laminates
Holdings, Ltd. 761,500 2,856,985
*KingClean Electric Co., Ltd.,
Class A 18,500 76,428
*Kingdee International
Software Group Co., Ltd. 762,000 809,460
Kingfa Sci & Tech Co., Ltd.,
Class A 86,300 197,559
Kingnet Network Co., Ltd.,
Class A 44,500 113,270

134
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Kingsoft Cloud Holdings, Ltd. 808,000 $ 598,664
KPC Pharmaceuticals, Inc.,
Class A 19,200 25,786
KTK Group Co., Ltd., Class A 13,800 20,352
Kuaijishan Shaoxing Wine
Co., Ltd. 64,800 144,791
ΩKuaishou Technology, Class
B 1,728,400 9,632,101
Kuang-Chi Technologies Co.,
Ltd., Class A 800 3,658
Kuangda Technology Group
Co., Ltd., Class A 42,600 33,369
Kunlun Energy Co., Ltd. 3,742,000 3,454,917
*Kunlun Tech Co., Ltd., Class
A 37,800 241,798
Kunming Chuan Jin Nuo
Chemical Co., Ltd. 39,800 111,325
Kunshan Dongwei Technology
Co., Ltd., Class A 5,224 39,690
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 12,400 83,708
Kweichow Moutai Co., Ltd.,
Class A 15,046 3,009,022
*Kyland Technology Co., Ltd.,
Class A 7,200 18,796
Lakala Payment Co., Ltd.,
Class A 54,880 130,020
Lancy Co., Ltd., Class A 39,200 85,848
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 37,900 39,228
Lao Feng Xiang Co., Ltd.,
Class A 18,295 97,660
Laobaixing Pharmacy Chain
JSC, Class A 61,528 116,708
Launch Tech Co., Ltd., Class
H 164,000 144,516
LB Group Co., Ltd., Class A 81,700 198,159
LC Logistics, Inc. 53,100 34,806
Lee & Man Chemical Co., Ltd. 162,300 97,691
Lee & Man Paper
Manufacturing, Ltd. 1,192,600 609,866
Lee's Pharmaceutical
Holdings, Ltd. 238,000 32,476
ΩLegend Holdings Corp.,
Class H 567,000 951,556
Lenovo Group, Ltd. 6,652,000 20,240,349
Lens Technology Co., Ltd.,
Class A 211,300 988,073
Leo Group Co., Ltd., Class A 259,256 178,893
*Leoch International
Technology, Ltd. 276,000 33,085
Lepu Medical Technology
Beijing Co., Ltd., Class A 54,800 106,056
#LEPU ScienTech Medical
Technology Shanghai Co.,
Ltd., Class H 17,000 25,842
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 40,900 88,360
Levima Advanced Materials
Corp., Class A 13,000 36,131
Shares Value
CHINA — (Continued)
Leyard Optoelectronic Co.,
Ltd., Class A 57,300 $ 45,478
*Li Auto, Inc., Class A 740,500 5,042,683
#Li Ning Co., Ltd. 2,329,000 4,499,637
Lianhe Chemical Technology
Co., Ltd., Class A 79,500 177,519
*Lianlian DigiTech Co., Ltd.,
Class H 32,000 16,895
Liaoning Chengda
Biotechnology Co., Ltd., Class
A 25,577 75,708
Liaoning Energy Industry Co.,
Ltd., Class A 225,900 108,712
Liaoning Port Co., Ltd., Class
H 278,000 25,525
Lier Chemical Co., Ltd., Class
A 63,800 150,209
#*Lifetech Scientific Corp. 1,534,000 287,566
Lijiang Yulong Tourism Co.,
Ltd., Class A 32,500 41,772
#Lingbao Gold Group Co.,
Ltd., Class H 366,500 902,042
Lingyi iTech Guangdong Co.,
Class A 143,600 263,666
Liuzhou Iron & Steel Co., Ltd.,
Class A 127,000 77,478
Livzon Pharmaceutical Group,
Inc., Class H 141,256 467,635
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 40,000 112,417
LK Technology Holdings, Ltd. 142,500 26,713
Loncin Motor Co., Ltd., Class A 109,600 238,727
Ω#Longfor Group Holdings,
Ltd. 1,963,596 1,717,796
Longhua Technology Group
Luoyang Co., Ltd., Class A 37,100 46,475
*LONGi Green Energy
Technology Co., Ltd., Class A 38,376 73,815
Longshine Technology Group
Co., Ltd., Class A 41,900 68,868
Lontium Semiconductor Corp. 4,008 25,003
*Lotus Holdings Co., Ltd. 114,000 137,238
Lucky Harvest Co., Ltd. 17,941 77,147
Luolai Lifestyle Technology
Co., Ltd., Class A 57,000 94,024
Luoniushan Co., Ltd., Class A 78,400 61,063
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 38,000 164,921
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 46,800 38,669
Luxi Chemical Group Co., Ltd.,
Class A 107,400 201,015
Luxshare Precision Industry
Co., Ltd., Class A 82,900 705,584
Luyang Energy-Saving
Materials Co., Ltd. 30,400 32,815
Ω*Luye Pharma Group, Ltd. 248,000 64,201
Luzhou Laojiao Co., Ltd.,
Class A 26,000 350,073

135
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
#Lygend Resources &
Technology Co., Ltd., Class H 119,200 $ 201,261
*Maanshan Iron & Steel Co.,
Ltd., Class H 972,000 211,962
*Maccura Biotechnology Co.,
Ltd., Class A 43,300 58,281
Mango Excellent Media Co.,
Ltd., Class A 67,500 163,618
Ω#Maoyan Entertainment 415,460 239,477
*Maoye Commercial Co., Ltd.,
Class A 62,400 35,388
*Maxscend Microelectronics
Co., Ltd., Class A 2,300 23,131
Maxvision Technology Corp.,
Class A 10,700 64,389
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 30,400 112,581
*MCC Meili Cloud Computing
Industry Investment Co., Ltd.,
Class A 12,000 26,973
MeiG Smart Technology Co.,
Ltd. 6,500 33,783
Meihua Holdings Group Co.,
Ltd., Class A 139,500 167,935
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 224,000 158,545
Ω*Meitu, Inc. 982,500 591,384
Ω*Meituan, Class B 666,400 7,860,896
Mesnac Co., Ltd., Class A 54,100 46,382
#Metallurgical Corp. of China,
Ltd., Class H 2,130,000 407,442
*M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 127,400 55,085
MicroPort NeuroScientific
Corp. 10,097 11,524
*Microport Scientific Corp. 202,800 173,793
Micro-Tech Nanjing Co., Ltd. 12,701 137,083
Midea Group Co., Ltd., Class A 80,700 1,046,779
Midea Group Co., Ltd., Class
H 15,700 198,913
Ω*Midea Real Estate Holding,
Ltd. 220,800 84,473
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 12,100 104,903
Ming Yang Smart Energy
Group, Ltd., Class A 74,900 123,661
*Mingfa Group International
Co., Ltd. 442,000 4,791
#MINISO Group Holding, Ltd. 420,600 1,375,253
Minmetals Development Co.,
Ltd., Class A 63,100 89,604
Minth Group, Ltd. 706,000 2,490,303
Miracle Automation
Engineering Co., Ltd. 10,300 25,226
*MLS Co., Ltd., Class A 96,500 145,463
#*MMG, Ltd. 3,856,799 4,126,523
Ω*Mobvista, Inc. 402,000 571,605
Shares Value
CHINA — (Continued)
Montage Technology Co., Ltd.,
Class A 2,439 $ 74,000
Moon Environment Technology
Co., Ltd., Class A 73,580 384,602
#Morimatsu International
Holdings Co., Ltd. 341,000 284,833
Motic Xiamen Electric Group
Co., Ltd. 10,200 20,133
Muyuan Foods Group Co.,
Ltd., Class A 139,700 812,127
MYS Group Co., Ltd., Class A 111,500 75,617
Nancal Technology Co., Ltd. 14,600 86,907
Nanfang Pump Industry Co.,
Ltd., Class A 124,300 77,855
*Nanhua Futures Co., Ltd. 33,700 86,927
NanJi E-Commerce Co., Ltd.,
Class A 137,600 63,162
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 19,500 98,115
Nanjing Iron & Steel Co., Ltd.,
Class A 181,200 134,960
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 58,872 70,524
Nanjing Pharmaceutical Group
Co., Ltd. 149,100 111,934
Nanjing Securities Co., Ltd.,
Class A 39,600 40,108
Nanjing Tanker Corp. 364,900 196,677
Nantong Jianghai Capacitor
Co., Ltd., Class A 48,000 417,283
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 26,200 82,013
NARI Technology Co., Ltd.,
Class A 153,816 554,598
*National Silicon Industry
Group Co., Ltd., Class A 11,354 39,475
NAURA Technology Group
Co., Ltd., Class A 1,890 192,263
*NavInfo Co., Ltd., Class A 81,000 80,120
NBTM New Materials Group
Co., Ltd., Class
A
40,300 157,896
Ω*NetEase Cloud Music, Inc. 41,000 666,114
NetEase, Inc. 179,200 4,748,745
NetEase, Inc., Sponsored ADR 51,836 6,908,184
Neusoft Corp., Class A 64,300 80,454
Neutech Group, Ltd. 77,600 20,979
New China Life Insurance Co.,
Ltd., Class H 775,100 4,780,126
New Guomai Digital Culture
Co., Ltd., Class A 12,700 20,517
New Hope Dairy Co., Ltd.,
Class A 42,500 114,787
*New Hope Liuhe Co., Ltd.,
Class A 102,300 106,035
*New Journey Health
Technology Group Co., Ltd. 186,900 57,564
New Trend International Logis-
Tech Co., Ltd. 17,780 18,666

136
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Neway Valve Suzhou Co.,
Ltd., Class A 20,100 $ 135,659
#*Newborn Town, Inc. 308,000 320,113
Newland Digital Technology
Co., Ltd., Class A 57,000 158,591
Nexteer Automotive Group,
Ltd. 918,000 491,685
*Nine Dragons Paper
Holdings, Ltd. 1,508,000 1,451,923
Ningbo Boway Alloy Material
Co., Ltd. 54,000 133,373
Ningbo Deye Technology
Corp., Class A 3,700 44,821
Ningbo Exciton Technology
Co., Ltd. 6,600 21,236
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 26,400 74,782
Ningbo Huaxiang Electronic
Co., Ltd., Class A 67,200 186,672
Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 81,400 158,620
Ningbo Jintian Copper Group
Co., Ltd. 125,600 183,005
Ningbo Joyson Electronic
Corp., Class A 88,300 269,343
Ningbo KBE Electrical
Technology Co., Ltd. 12,080 59,368
Ningbo Orient Wires & Cables
Co., Ltd., Class A 24,960 152,087
Ningbo Peacebird Fashion
Co., Ltd., Class A 27,600 54,845
*Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 30,440 125,981
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 96,300 236,280
*Ningbo Shanshan Co., Ltd.,
Class A 72,900 137,415
Ningbo Sunrise Elc
Technology Co., Ltd. 15,400 58,969
Ningbo Tuopu Group Co., Ltd.,
Class A 34,074 235,371
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,000 39,096
Ningbo Yunsheng Co., Ltd.,
Class A 74,800 121,392
Ningbo Zhoushan Port Co.,
Ltd., Class A 81,900 42,203
Ningxia Baofeng Energy Group
Co., Ltd., Class A 184,300 635,583
Ningxia Building Materials
Group Co., Ltd., Class A 35,100 67,982
Ningxia Orient Tantalum
Industry Co., Ltd. 16,700 108,508
Ningxia Western Venture
Industrial Co., Ltd. 90,800 49,747
*NIO, Inc., Class A 112,670 557,775
#*Niu Technologies, ADR 24,899 64,488
NKY Medical Holdings, Ltd.,
Class A 33,600 61,395
Shares Value
CHINA — (Continued)
ΩNongfu Spring Co., Ltd.,
Class H 472,400 $ 2,637,430
Norinco International
Cooperation, Ltd., Class A 75,400 103,832
North Chemical Industries Co.,
Ltd., Class A 15,200 44,384
North China Pharmaceutical
Co., Ltd. 96,600 68,945
North Copper Co., Ltd., Class
A 69,758 138,619
North Electro-Optic Co., Ltd. 14,400 34,393
*North Huajin Chemical
Industries Co., Ltd., Class A 112,700 77,265
North Industries Group Red
Arrow Co., Ltd., Class A 24,000 51,139
Northeast Pharmaceutical
Group Co., Ltd., Class A 125,200 84,908
Northeast Securities Co., Ltd.,
Class A 111,400 133,778
Northking Information
Technology Co., Ltd., Class A 24,225 40,893
*Nuode New Materials Co.,
Ltd., Class A 82,800 100,046
NYOCOR Co., Ltd., Class A 86,400 82,391
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 32,200 25,366
Ω#*Ocumension Therapeutics 163,000 105,180
*Offcn Education Technology
Co., Ltd., Class A 179,400 56,051
Offshore Oil Engineering Co.,
Ltd., Class A 205,400 173,970
*OFILM Group Co., Ltd., Class
A 26,900 28,759
Olympic Circuit Technology
Co., Ltd., Class A 14,200 66,275
OmniVision Integrated Circuits
Group, Inc. 4,900 64,357
#Onewo, Inc., Class H 190,900 411,422
Opple Lighting Co., Ltd., Class
A 24,200 62,207
OPT Machine Vision Tech Co.,
Ltd., Class A 2,600 40,001
ORG Technology Co., Ltd.,
Class A 238,100 174,166
Orient International Enterprise,
Ltd., Class A 125,900 117,261
ΩOrient Securities Co., Ltd.,
Class H 875,600 637,584
*Oriental Energy Co., Ltd.,
Class A 105,100 87,617
*Ourpalm Co., Ltd., Class A 82,000 53,182
*Pacific Securities Co., Ltd.
(The), Class A 131,300 67,270
*Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 61,770 95,398
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 120,100 54,774
*Pantum Technology Co., Ltd. 22,500 56,705

137
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
PCI Technology Group Co.,
Ltd., Class A 150,800 $ 108,521
*PDD Holdings, Inc.,
Sponsored ADR 119,515 10,584,248
Ω#*Peijia Medical, Ltd. 219,000 112,270
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 258,600 –
Pengxin International Mining
Co., Ltd., Class A 157,800 155,150
People.cn Co., Ltd., Class A 12,200 30,403
People's Insurance Co. Group
of China, Ltd. (The), Class H 4,592,000 3,197,347
*Perennial Energy Holdings,
Ltd. 310,000 32,417
Perfect World Co., Ltd., Class
A 50,200 81,543
#Persistence Gold Group, Ltd. 1,065,000 104,577
PetroChina Co., Ltd., Class H 7,686,000 9,742,762
*Phancy Group Co., Ltd.,
Class H 17,700 66,091
PharmaBlock Sciences
Nanjing, Inc., Class A 14,400 78,083
ΩPharmaron Beijing Co., Ltd.,
Class H 185,925 542,961
PhiChem Corp., Class A 18,400 85,742
PICC Property & Casualty Co.,
Ltd., Class H 2,873,753 6,010,196
Ping An Bank Co., Ltd., Class
A 344,500 593,262
Ω*Ping An Healthcare and
Technology Co., Ltd. 276,100 275,339
Ping An Insurance Group Co.
of China, Ltd. 2,128,500 15,919,777
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 195,740 231,581
*PNC Process Systems Co.,
Ltd., Class A 20,620 66,256
POCO Holding Co., Ltd., Class
A 5,880 50,577
*Polaris Bay Group Co., Ltd.,
Class A 244,600 217,313
Poly Property Group Co., Ltd. 1,735,646 336,434
*Pony Testing International
Group Co., Ltd., Class A 26,731 27,945
Ω#Pop Mart International
Group, Ltd. 225,400 4,673,796
Porton Pharma Solutions, Ltd.,
Class A 30,400 69,952
ΩPostal Savings Bank of
China Co., Ltd., Class H 1,571,000 1,017,736
Pou Sheng International
Holdings, Ltd. 176,000 7,182
Power Construction Corp. of
China, Ltd., Class A 141,800 102,675
Precision Tsugami China
Corp., Ltd. 45,000 298,408
Prinx Chengshan Holdings,
Ltd. 114,000 97,258
*Productive Technologies Co.,
Ltd. 1,238,000 34,259
Shares Value
CHINA — (Continued)
Pulike Biological Engineering,
Inc. 11,100 $ 17,077
Puyang Huicheng Electronic
Material Co., Ltd., Class A 17,700 34,491
Pylon Technologies Co., Ltd.,
Class A 15,994 103,092
Q Technology Group Co., Ltd. 440,000 386,044
*Qi An Xin Technology Group,
Inc. 12,106 48,453
Qianhe Condiment and Food
Co., Ltd., Class A 75,764 88,739
Qiming Information
Technology Co., Ltd., Class A 7,600 16,003
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 33,100 47,444
Qingdao East Steel Tower
Stock Co., Ltd., Class A 47,200 130,975
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 24,300 37,349
*Qingdao Gaoce Technology
Co., Ltd., Class A 77,609 92,624
Qingdao Gon Technology Co.,
Ltd., Class A 29,896 207,839
Qingdao Haier Biomedical Co.,
Ltd., Class A 12,016 50,228
Qingdao Hanhe Cable Co.,
Ltd., Class A 172,900 174,861
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 22,780 41,860
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 10,780 126,709
Qingdao NovelBeam
Technology Co., Ltd. 4,104 41,597
ΩQingdao Port International
Co., Ltd., Class H 428,000 388,069
Qingdao Rural Commercial
Bank Corp., Class A 306,100 143,681
Qingdao Sentury Tire Co.,
Ltd., Class A 54,500 119,113
Qingdao TGOOD Electric Co.,
Ltd., Class A 21,500 111,744
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 15,400 15,711
*Qinghai Salt Lake Industry
Co., Ltd., Class A 107,000 432,855
Qinhuangdao Port Co., Ltd.,
Class H 334,000 100,094
Queclink Wireless Solutions
Co., Ltd., Class A 14,500 22,136
Quectel Wireless Solutions
Co., Ltd., Class A 20,040 134,364
Quick Intelligent Equipment
Co., Ltd. 18,850 103,497
#*Qunabox Group, Ltd. 76,900 82,180
*Quzhou DFP New Material
Group Co., Ltd. 132,600 64,598

138
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Quzhou Xin'an Development
Co., Ltd., Class A 67,300 $ 28,601
Rainbow Digital Commercial
Co., Ltd., Class A 102,600 69,429
Range Intelligent Computing
Technology Group Co., Ltd. 1,600 14,985
Rastar Group, Class A 110,100 77,602
Rayhoo Motor Dies Co., Ltd. 26,000 101,676
Raytron Technology Co., Ltd.,
Class A 5,081 106,572
Red Avenue New Materials
Group Co., Ltd., Class A 5,700 45,737
Ω*Red Star Macalline Group
Corp., Ltd., Class H 178,000 24,061
Ω*Remegen Co., Ltd., Class H 14,500 151,165
Renhe Pharmacy Co., Ltd.,
Class A 74,900 60,223
*REPT BATTERO Energy Co.,
Ltd., Class H 167,000 229,791
Rianlon Corp., Class A 25,700 143,277
Richinfo Technology Co., Ltd.,
Class A 8,800 26,269
*Risen Energy Co., Ltd., Class
A 102,800 144,456
Riyue Heavy Industry Co.,
Ltd., Class A 54,300 82,092
Rizhao Port Co., Ltd., Class A 311,200 128,104
Rockchip Electronics Co., Ltd.,
Class A 2,500 69,595
*RongFa Nuclear Equipment
Co., Ltd., Class A 46,100 39,182
Rongsheng Petrochemical
Co., Ltd., Class A 201,300 368,417
*Roshow Technology Co., Ltd.,
Class A 70,000 63,331
Ruida Futures Co., Ltd., Class
A 39,000 113,765
Runjian Co., Ltd., Class A 15,600 110,808
*Ruyi Film Entertainment Co.,
Ltd., Class A 88,800 114,264
Sai Micro Electronics, Inc.,
Class A 19,500 81,079
Sailun Group Co., Ltd., Class
A 114,200 239,446
*Sanan Optoelectronics Co.,
Ltd., Class A 41,800 75,759
Sanchuan Wisdom Technology
Co., Ltd., Class A 25,600 18,764
Sangfor Technologies, Inc.,
Class A 6,000 106,355
Sanjiang Shopping Club Co.,
Ltd., Class A 41,300 63,234
Sanquan Food Co., Ltd., Class
A 51,770 101,571
Sansteel Minguang Co., Ltd.
Fujian, Class A 160,600 77,525
Sansure Biotech, Inc., Class A 31,544 72,118
Sany Heavy Equipment
International Holdings Co., Ltd. 847,000 802,542
Shares Value
CHINA — (Continued)
Sany Heavy Industry Co., Ltd.,
Class A 83,400 $ 253,779
Satellite Chemical Co., Ltd.,
Class A 69,800 262,419
SDIC Capital Co., Ltd., Class A 55,300 53,389
SDIC Power Holdings Co.,
Ltd., Class A 43,200 97,551
Sealand Securities Co., Ltd.,
Class A 209,050 118,866
#*Seazen Group, Ltd. 2,038,952 374,425
*Seazen Holdings Co., Ltd.,
Class A 66,800 111,178
*<S-Enjoy Service Group Co.,
Ltd. 234,000 15,666
Seres Group Co., Ltd., Class A 41,700 384,373
#SF Holding Co., Ltd. 185,200 798,748
SF Holding Co., Ltd., Class A 108,479 562,040
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 132,800 72,364
Shaanxi Coal Industry Co.,
Ltd., Class A 259,300 952,208
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 139,400 60,686
*Shaanxi Fenghuo Electronics
Co., Ltd., Class A 13,300 14,829
*Shaanxi Heimao Coking Co.,
Ltd., Class A 100,300 48,268
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 44,200 48,301
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 190,650 243,345
Shandong Bohui Paper
Industrial Co., Ltd., Class A 96,700 70,448
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 38,488 89,817
Shandong Dawn Polymer Co.,
Ltd., Class A 13,500 51,494
*Shandong Denghai Seeds
Co., Ltd., Class A 38,300 49,737
Shandong Dongyue Silicone
Material Co., Ltd., Class A 37,700 79,660
ΩShandong Gold Mining Co.,
Ltd., Class H 182,250 468,547
*Shandong Haihua Co., Ltd.,
Class A 238,000 148,719
Shandong Head Group Co.,
Ltd., Class A 38,900 111,515
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 47,270 365,231
Shandong Hi-speed Co., Ltd.,
Class A 24,201 40,673
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 115,100 86,921
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 59,280 189,162

139
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Shandong Huatai Paper
Industry Shareholding Co., Ltd. 118,800 $ 57,171
Shandong Humon Smelting
Co., Ltd., Class A 59,391 117,931
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 25,200 48,061
*Shandong Jinjing Science &
Technology Co., Ltd., Class A 101,400 63,812
Shandong Lukang Pharma 109,400 119,388
Shandong Nanshan Aluminum
Co., Ltd., Class A 245,700 171,722
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 47,600 44,968
Shandong Pharmaceutical
Glass Co., Ltd., Class A 42,500 125,611
Shandong Publishing & Media
Co., Ltd., Class A 42,300 47,039
Shandong Sun Paper Industry
JSC, Ltd., Class A 108,800 234,568
Shandong Taihe Technologies
Co., Ltd. 14,800 49,002
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 17,290 144,856
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 644,400 276,115
Shandong WIT Dyne Health
Co., Ltd., Class A 26,100 100,444
Shandong Xiantan Group Co.,
Ltd. 45,100 41,004
#Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 139,200 108,817
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 78,520 101,269
Shanghai Acrel Co., Ltd. 8,700 25,894
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd. 59,700 89,372
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 18,600 34,042
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 6,253 102,961
Shanghai AtHub Co., Ltd.,
Class A 46,654 167,732
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 50,700 154,651
Shanghai Baolong Automotive
Corp., Class A 15,600 66,919
Shanghai Baosteel Packaging
Co., Ltd., Class A 83,600 56,077
Shanghai Belling Co., Ltd.,
Class A 11,700 39,864
Shares Value
CHINA — (Continued)
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 2,339 $ 36,266
*Shanghai Bright Meat Group
Co., Ltd., Class A 78,300 60,753
Shanghai Chinafortune Co.,
Ltd., Class A 60,800 118,838
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 84,300 130,318
Shanghai Construction Group
Co., Ltd., Class A 601,084 210,941
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 79,664 113,243
Shanghai Datun Energy
Resources Co., Ltd., Class A 73,920 93,804
*Shanghai DZH, Ltd., Class A 17,800 22,166
Shanghai Electric Group Co.,
Ltd., Class H 874,000 358,891
Shanghai Electric Power Co.,
Ltd., Class A 58,300 124,915
Shanghai Environment Group
Co., Ltd., Class A 78,260 82,508
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 35,600 29,151
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 32,100 48,530
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 223,500 468,000
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 67,000 204,718
#*Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 79,000 24,380
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 9,000 74,936
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 12,499 30,445
Shanghai Gentech Co., Ltd. 13,722 101,004
Shanghai Haixin Group Co. 45,400 52,906
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 33,100 125,080
Ω*Shanghai Henlius Biotech,
Inc., Class H 22,900 162,516
Shanghai Huace Navigation
Technology, Ltd., Class A 24,360 102,405
Shanghai Huafon Aluminium
Corp., Class A 51,900 120,501
Shanghai Huayi Group Co.,
Ltd., Class A 80,200 97,735
*Shanghai Industrial
Development Co., Ltd., Class
A 98,300 54,001
#Shanghai Industrial Holdings,
Ltd. 323,000 569,666

140
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Shanghai Industrial Urban
Development Group, Ltd. 941,200 $ 28,086
Shanghai INT Medical
Instruments Co., Ltd., Class H 16,800 71,428
Shanghai International Airport
Co., Ltd., Class A 4,800 17,541
Shanghai Jahwa United Co.,
Ltd., Class A 39,100 106,530
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 70,400 203,171
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 25,200 36,270
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 69,900 56,927
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 7,900 18,845
Shanghai Liangxin Electrical
Co., Ltd., Class A 31,500 42,072
Shanghai Lingang Holdings
Corp., Ltd., Class A 56,100 74,430
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 17,100 20,332
Shanghai M&G Stationery,
Inc., Class A 48,900 169,435
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 37,100 105,421
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 10,325 142,872
*Shanghai Milkground Food
Tech Co., Ltd., Class A 17,500 59,677
Shanghai Moons' Electric Co.,
Ltd., Class A 7,400 54,174
*Shanghai New Power
Automotive Technology Co.,
Ltd. 50,000 43,237
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 508,000 778,688
Shanghai Pioneer Holding, Ltd. 106,000 29,739
Shanghai Pret Composites
Co., Ltd., Class A 38,700 52,147
Shanghai Pudong Construction
Co., Ltd., Class A 52,800 40,342
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 241,200 339,653
Shanghai Putailai New Energy
Technology Group Co., Ltd. 26,600 93,742
Shanghai QiFan Cable Co.,
Ltd., Class A 21,300 57,686
Shanghai RAAS Blood
Products Co., Ltd., Class A 116,400 89,281
*Shanghai Runda Medical
Technology Co., Ltd., Class A 34,500 51,136
*Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 42,800 27,568
Shares Value
CHINA — (Continued)
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 79,100 $ 103,540
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 8,600 107,478
Shanghai Stonehill Technology
Co., Ltd., Class A 166,900 168,052
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 32,800 56,096
Shanghai Tunnel Engineering
Co., Ltd., Class A 153,100 128,086
*Shanghai Vital Microtech Co.,
Ltd. 18,400 70,866
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 41,200 53,442
Shanghai Yaoji Technology
Co., Ltd., Class A 30,000 82,447
Shanghai Yct Electronics
Group Co., Ltd., Class A 2,550 16,199
*Shanghai Yuyuan Tourist
Mart Group Co., Ltd., Class A 127,324 87,668
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 31,400 149,482
Shanghai Zhenhua Heavy
Industries Co., Ltd. 143,700 92,134
Shanghai Zhezhong Group
Co., Ltd. 9,600 24,350
Shanghai Zhonggu Logistics
Co., Ltd., Class A 138,200 220,599
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 130,200 122,230
Shanjin International Gold Co.,
Ltd., Class A 82,600 285,958
Shannon Semiconductor
Technology Co., Ltd. 4,600 99,303
Shantou Wanshun New
Material Group Co., Ltd., Class
A 87,800 79,045
Shantui Construction
Machinery Co., Ltd., Class A 101,500 170,284
Shanxi Blue Flame Holding
Co., Ltd., Class A 110,700 114,086
Shanxi Coal International
Energy Group Co., Ltd., Class
A 159,600 298,479
Shanxi Coking Co., Ltd., Class
A 175,100 93,858
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 198,300 190,859
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 164,400 78,629
Shanxi Hi-speed Group Co.,
Ltd. 95,800 66,813
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 59,000 21,404

141
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 66,500 $ 148,688
*Shanxi Meijin Energy Co.,
Ltd., Class A 114,900 61,419
Shanxi Securities Co., Ltd.,
Class A 128,700 103,099
Shanxi Taigang Stainless
Steel Co., Ltd., Class A 249,300 134,001
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 29,100 548,270
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 55,900 40,807
Sharetronic Data Technology
Co., Ltd. 5,488 175,406
Shede Spirits Co., Ltd., Class
A 5,800 33,305
Shengda Resources Co., Ltd.,
Class A 27,300 102,677
Shenghe Resources Holding
Co., Ltd., Class A 15,500 47,509
Shengyi Technology Co., Ltd.,
Class A 14,500 226,816
*Shenma Industry Co., Ltd. 57,500 54,065
Shennan Circuits Co., Ltd.,
Class A 12,698 579,113
ΩShenwan Hongyuan Group
Co., Ltd., Class H 893,600 292,868
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 21,519 135,358
Shenzhen Absen
Optoelectronic Co., Ltd. 45,000 80,759
Shenzhen Agricultural Power
Group Co., Ltd., Class A 116,500 102,296
Shenzhen Airport Co., Ltd.,
Class A 102,900 103,153
Shenzhen Aisidi Co., Ltd.,
Class A 99,100 146,888
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 86,900 149,521
Shenzhen BSC Technology
Co., Ltd., Class A 3,900 31,473
Shenzhen Capchem
Technology Co., Ltd., Class A 19,100 177,046
Shenzhen Center Power Tech
Co., Ltd., Class A 18,600 47,317
Shenzhen Cereals Holdings
Co., Ltd., Class A 43,000 38,967
Shenzhen Changhong
Technology Co., Ltd., Class A 23,700 47,832
Shenzhen Chipscreen
Biosciences Co., Ltd. 5,376 21,063
Shenzhen Click Technology
Co., Ltd., Class A 41,100 82,402
*Shenzhen Clou Electronics
Co., Ltd., Class A 27,100 20,224
Shenzhen Colibri Technologies
Co., Ltd., Class A 14,200 71,132
Shares Value
CHINA — (Continued)
Shenzhen Comix Group Co.,
Ltd., Class A 66,100 $ 64,794
*Shenzhen Das Intellitech Co.,
Ltd., Class A 126,500 53,759
Shenzhen Desay Battery
Technology Co., Class A 29,480 106,511
*Shenzhen Dynanonic Co.,
Ltd., Class A 13,500 85,437
Shenzhen Energy Group Co.,
Ltd., Class A 46,500 44,686
Shenzhen Envicool
Technology Co., Ltd., Class A 54,600 383,625
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 76,800 313,641
Shenzhen Expressway Corp.,
Ltd., Class H 264,000 228,933
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 15,900 64,769
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 55,500 18,326
*Shenzhen Fenda Technology
Co., Ltd., Class A 27,400 17,568
Shenzhen FRD Science &
Technology Co., Ltd., Class A 14,100 66,226
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 70,500 68,794
Shenzhen Gas Corp., Ltd.,
Class A 98,900 95,921
Shenzhen Gongjin Electronics
Co., Ltd., Class A 50,500 108,502
Shenzhen Goodix Technology
Co., Ltd., Class A 10,700 83,022
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 42,700 127,087
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 94,500 51,820
Shenzhen Honor Electronic
Co., Ltd. 1,540 40,289
Shenzhen Hopewind Electric
Co., Ltd. 25,100 104,698
Shenzhen Huaqiang Industry
Co., Ltd., Class A 26,500 85,464
Shenzhen Inovance
Technology Co., Ltd., Class A 9,900 93,907
#Shenzhen International
Holdings, Ltd. 1,110,909 864,179
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 43,000 9,980
*Shenzhen Investment, Ltd. 1,433,142 124,278
Shenzhen Invt Electric Co.,
Ltd., Class A 50,700 49,023
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 14,100 16,035

142
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 43,600 $ 45,192
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 28,900 53,706
Shenzhen Kedali Industry Co.,
Ltd., Class A 8,300 224,061
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 29,300 48,071
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 47,100 131,186
Shenzhen Kinwong Electronic
Co., Ltd., Class A 26,900 289,577
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 15,900 72,091
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 48,600 70,668
Shenzhen Leaguer Co., Ltd.,
Class A 96,400 101,490
Shenzhen Lifotronic
Technology Co., Ltd. 23,607 38,172
Shenzhen Megmeet Electrical
Co., Ltd., Class A 9,900 156,048
Shenzhen Microgate
Technology Co., Ltd., Class A 77,100 160,972
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 23,500 552,859
Shenzhen MTC Co., Ltd.,
Class A 176,600 194,293
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 11,400 80,806
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 189,600 59,238
Shenzhen Noposin Crop
Science Co., Ltd., Class A 82,200 112,831
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 298,600 77,818
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 479,500 88,665
Shenzhen Qingyi Photomask,
Ltd. 6,267 25,612
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 5,200 25,625
Shenzhen SC New Energy
Technology Corp., Class A 25,600 216,751
Shenzhen SED Industry Co.,
Ltd., Class A 50,800 101,850
Shenzhen SEG Co., Ltd.,
Class A 25,100 24,716
Shenzhen Senior Technology
Material Co., Ltd., Class A 78,400 154,748
Shenzhen Sinexcel Electric
Co., Ltd. 43,800 220,446
Shenzhen Sunline Tech Co.,
Ltd., Class A 24,600 35,042
Shares Value
CHINA — (Continued)
Shenzhen Sunlord Electronics
Co., Ltd., Class A 38,400 $ 243,362
Shenzhen Sunway
Communication Co., Ltd.,
Class A 21,500 182,992
Shenzhen Topband Co., Ltd.,
Class A 80,300 122,113
*Shenzhen Topraysolar Co.,
Ltd. 84,900 50,034
*Shenzhen Topway Video
Communication Co., Ltd.,
Class A 11,700 10,447
Shenzhen Transsion Holdings
Co., Ltd., Class A 24,738 236,156
Shenzhen United Winners
Laser Co., Ltd., Class A 16,216 44,325
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 10,300 30,381
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 54,600 135,016
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 82,000 54,396
Shenzhen Yinghe Technology
Co., Ltd., Class A 42,400 130,150
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 22,100 41,462
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 53,272 207,380
*Shenzhen Zhenye Group Co.,
Ltd., Class A 61,900 59,761
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 270,800 253,020
Shenzhou International Group
Holdings, Ltd. 639,500 3,635,599
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 7,200 68,051
Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 21,095 41,544
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 71,500 178,819
Shinva Medical Instrument
Co., Ltd., Class A 33,130 63,676
*<Shouhang High-Tech
Energy Co., Ltd., Class A 216,300 2,242
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 78,200 47,012
*Shui On Land, Ltd. 2,857,156 196,754
*Siasun Robot & Automation
Co., Ltd., Class A 12,800 29,131
#Sichuan Baicha Baidao
Industrial Co., Ltd., Class H 59,400 36,284
Sichuan Changhong Electric
Co., Ltd., Class A 14,700 15,106
*Sichuan Chengfei Integration
Technology Corp., Class A 15,700 53,190

143
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Sichuan Chuantou Energy Co.,
Ltd., Class A 23,800 $ 55,717
Sichuan Development Lomon
Co., Ltd., Class A 84,000 105,476
Sichuan EM Technology Co.,
Ltd., Class A 35,200 178,934
#Sichuan Expressway Co.,
Ltd., Class H 284,000 175,291
Sichuan Furong Technology
Co., Ltd., Class A 22,594 30,277
*Sichuan Haite High-tech Co.,
Ltd., Class A 34,300 47,488
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 285,200 100,086
*Sichuan Hexie Shuangma
Co., Ltd., Class A 17,100 53,680
*Sichuan Hongda Co., Ltd. 39,800 73,961
Sichuan Injet Electric Co., Ltd.,
Class A 9,100 59,019
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 7,540 14,804
Sichuan Jiuzhou Electric Co.,
Ltd., Class A 51,500 87,925
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 37,100 238,639
*Sichuan Lutianhua Co., Ltd.,
Class A 92,500 49,309
Sichuan New Energy Power
Co., Ltd., Class A 85,700 155,578
Sichuan Road and Bridge
Group Co., Ltd., Class A 212,860 284,616
Sichuan Swellfun Co., Ltd.,
Class A 23,300 101,088
Sichuan Teway Food Group
Co., Ltd., Class A 76,600 171,951
Sichuan Yahua Industrial
Group Co., Ltd., Class A 50,700 131,604
#Sihuan Pharmaceutical
Holdings Group, Ltd. 2,693,000 309,082
SIIC Environment Holdings,
Ltd. 354,000 44,692
SIIC Environment Holdings,
Ltd. 499,200 63,382
ΩSimcere Pharmaceutical
Group, Ltd. 604,000 951,260
Sineng Electric Co., Ltd., Class
A 24,780 90,924
Sino Biopharmaceutical, Ltd. 278,000 178,323
Sino GeoPhysical Co., Ltd.,
Class A 5,700 24,350
Sino Wealth Electronic, Ltd.,
Class A 5,900 18,565
*Sinocare, Inc., Class A 28,100 68,030
*Sinochem International Corp.,
Class A 250,900 170,155
Sinofert Holdings, Ltd. 2,338,000 387,600
Sinofibers Technology Co.,
Ltd., Class A 14,800 53,516
Shares Value
CHINA — (Continued)
Sinolink Securities Co., Ltd.,
Class A 50,300 $ 65,096
Sinoma International
Engineering Co., Class A 127,200 150,115
Sinoma Science & Technology
Co., Ltd., Class A 95,800 611,960
Sinomach Automobile Co.,
Ltd., Class A 83,300 64,756
*Sinomach Heavy Equipment
Group Co., Ltd. 163,400 80,570
Sinomach Precision Industry
Group Co., Ltd. 21,000 131,036
Sinomine Resource Group
Co., Ltd., Class A 15,900 110,797
Sinopec Engineering Group
Co., Ltd., Class H 1,243,000 859,144
*Sinopec Oilfield Equipment
Corp., Class A 39,300 30,668
#*Sinopec Oilfield Service
Corp., Class H 1,902,000 155,234
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 2,150,000 309,822
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 7,621 30,006
Sinopharm Group Co., Ltd.,
Class H 1,098,800 2,435,363
Sino-Platinum Metals Co., Ltd.,
Class A 30,590 82,936
Sinoseal Holding Co., Ltd.,
Class A 13,400 58,990
Sinosoft Co., Ltd., Class A 17,500 36,356
Sinosteel Engineering &
Technology Co., Ltd., Class A 86,800 67,220
Sinosteel New Materials Co.,
Ltd., Class A 11,500 13,674
Sinotrans, Ltd., Class H 1,319,000 793,930
Sinotruk Jinan Truck Co., Ltd.,
Class A 71,660 246,280
*Sipai Health Technology Co.,
Ltd. 34,800 5,858
Sirio Pharma Co., Ltd., Class A 23,662 60,159
Skshu Paint Co., Ltd., Class A 31,212 108,240
Skyworth Digital Co., Ltd.,
Class A 52,000 72,686
*Skyworth Group, Ltd. 282,000 156,435
ΩSmoore International
Holdings, Ltd. 843,000 989,033
Snowsky Salt Industry Group
Co., Ltd., Class A 81,900 64,881
*SOHO China, Ltd. 1,440,500 62,458
Solareast Holdings Co., Ltd.,
Class A 60,800 61,580
Songcheng Performance
Development Co., Ltd., Class
A 124,200 115,862
Sonoscape Medical Corp.,
Class A 14,600 43,756

144
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
SooChow Securities Co., Ltd.,
Class A 71,012 $ 85,382
*South Manganese
Investment, Ltd. 920,000 45,169
Southern Publishing & Media
Co., Ltd. 51,900 92,374
Southwest Securities Co., Ltd.,
Class A 161,700 100,084
SPIC Green Energy Co., Ltd.,
Class A 104,900 84,654
Spring Airlines Co., Ltd., Class
A 26,300 183,034
#SSY Group, Ltd. 1,231,042 373,633
Stanley Agricultural Group Co.,
Ltd., Class A 100,700 133,603
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 141,900 96,023
StarPower Semiconductor,
Ltd., Class A 7,980 95,109
State Grid Information &
Communication Co., Ltd.,
Class A 67,400 156,289
STO Express Co., Ltd., Class
A 140,300 292,924
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 8,900 22,654
Sumavision Technologies Co.,
Ltd., Class A 64,600 43,428
Sumec Corp., Ltd., Class A 104,400 172,830
#Sun Art Retail Group, Ltd. 1,445,000 219,286
*Sun King Technology Group,
Ltd. 872,000 151,234
Sunflower Pharmaceutical
Group Co., Ltd., Class A 37,100 74,273
Sungrow Power Supply Co.,
Ltd., Class A 25,740 393,986
Suning Universal Co., Ltd.,
Class A 195,600 54,161
Sunny Optical Technology
Group Co., Ltd. 614,500 4,392,308
Sunresin New Materials Co.,
Ltd., Class A 13,050 113,178
Sunrise Group Co., Ltd., Class
A 86,000 74,751
#*Sunshine Lake Pharma Co.,
Ltd., Class H 39,858 212,567
Sunstone Development Co.,
Ltd., Class A 40,700 102,814
Suntak Technology Co., Ltd.,
Class A 66,100 109,132
Sunward Intelligent Equipment
Co., Ltd., Class A 76,550 82,179
*Sunwave Communications
Co., Ltd., Class A 8,000 13,303
Sunwoda Electronic Co., Ltd.,
Class A 67,500 190,404
Suzhou Anjie Technology Co.,
Ltd., Class A 35,800 70,133
Shares Value
CHINA — (Continued)
*Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 88,000 $ 2,234,466
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 168,700 93,175
Suzhou Good-Ark Electronics
Co., Ltd., Class A 26,700 35,068
Suzhou Maxwell Technologies
Co., Ltd., Class A 1,500 33,063
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 120,700 115,277
Suzhou Secote Precision
Electronic Co., Ltd., Class A 21,476 122,431
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 19,800 36,326
Suzhou Sushi Testing Group
Co., Ltd., Class A 85,000 179,102
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 16,189 409,939
Suzhou TZTEK Technology
Co., Ltd. 3,902 39,751
Suzhou Veichi Electric Co.,
Ltd. 3,548 25,028
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 2,431 43,952
*SVG Optronics Co., Ltd. 6,500 37,450
Symphony Holdings, Ltd. 520,000 86,870
SYoung Group Co., Ltd., Class
A 35,700 106,887
T&S Communications Co.,
Ltd., Class A 300 5,064
*Taiji Computer Corp., Ltd.,
Class A 34,200 74,696
*Taiyuan Heavy Industry Co.,
Ltd., Class A 110,100 33,258
*Tangrenshen Group Co., Ltd.,
Class A 95,600 50,961
TangShan Port Group Co.,
Ltd., Class A 281,648 202,267
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 169,300 166,959
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 12,000 63,346
#*Tanwan, Inc. 90,400 117,704
Tasly Pharmaceutical Group
Co., Ltd., Class A 70,700 168,757
Tayho Advanced Materials
Group Co., Ltd., Class A 42,600 71,910
TBEA Co., Ltd., Class A 74,450 230,844
*TCL Electronics Holdings, Ltd. 633,000 1,305,296
TCL Technology Group Corp.,
Class A 428,300 299,976
*TDG Holdings Co., Ltd. 94,300 231,931
*Telling Telecommunication
Holding Co., Ltd., Class A 21,500 26,806
Ten Pao Group Holdings, Ltd. 260,000 55,703
Tencent Holdings, Ltd. 975,800 59,133,361

145
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Tencent Music Entertainment
Group, ADR 196,975 $ 1,861,414
Tencent Music Entertainment
Group, Class A 1,300 6,383
Thinkon Semiconductor
Jinzhou Corp. 1,992 27,558
Three Squirrels, Inc., Class A 15,600 42,087
Three's Co. Future Technology
Group Co., Ltd., Class A 9,661 49,468
Thunder Software Technology
Co., Ltd., Class A 9,200 82,254
Tian An China Investment Co.,
Ltd. 155,000 70,764
Tian Di Science & Technology
Co., Ltd., Class A 207,100 151,184
*Tianfeng Securities Co., Ltd.,
Class A 91,600 50,321
#Tiangong International Co.,
Ltd. 946,000 354,678
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 15,100 26,473
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 146,000 71,309
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 194,000 96,808
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 4,500 25,514
Tianjin Port Co., Ltd., Class A 164,600 107,972
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 30,100 75,858
*Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 103,200 53,943
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 90,900 69,991
*Tianma Microelectronics Co.,
Ltd., Class A 172,300 165,070
Tianneng Battery Group Co.,
Ltd. 20,077 67,157
#*Tianqi Lithium Corp. 102,200 435,565
Tianrun Industry Technology
Co., Ltd., Class A 81,500 101,251
Tianshan Aluminum Group
Co., Ltd., Class A 235,700 460,692
*TianShan Material Co., Ltd.,
Class A 60,200 34,141
Tianshui Huatian Technology
Co., Ltd., Class A 65,200 149,354
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 23,200 72,073
Tibet Huayu Mining Co., Ltd.,
Class A 25,200 72,838
*Tibet Mineral Development
Co., Ltd., Class A 9,200 30,297
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 24,400 139,751
Shares Value
CHINA — (Continued)
Time Interconnect Technology,
Ltd. 374,000 $ 629,088
Tinergy Chemical Co., Ltd.,
Class A 135,400 93,028
Tingyi Cayman Islands Holding
Corp. 1,574,000 2,388,620
*Titan Wind Energy Suzhou
Co., Ltd., Class A 76,700 72,459
TKD Science and Technology
Co., Ltd., Class A 12,000 53,164
Tofflon Science & Technology
Group Co., Ltd., Class A 42,400 76,470
Tomson Group, Ltd. 321,242 93,403
#Tong Ren Tang Technologies
Co., Ltd., Class H 134,000 60,151
Tongcheng Travel Holdings,
Ltd. 1,200,000 2,185,268
*Tongding Interconnection
Information Co., Ltd., Class A 36,600 75,656
TongFu Microelectronics Co.,
Ltd., Class A 63,400 532,574
#Tongguan Gold Group, Ltd. 1,104,000 288,615
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 87,100 107,950
Tongkun Group Co., Ltd.,
Class A 41,000 135,991
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 79,800 91,576
Tongling Nonferrous Metals
Group Co., Ltd., Class A 407,400 374,619
*Tongwei Co., Ltd., Class A 36,700 63,473
Tongyu Heavy Industry Co.,
Ltd., Class A 330,200 137,881
*Tonze New Energy
Technology Co., Ltd. 8,500 18,313
*Topchoice Medical Corp.,
Class A 21,382 116,766
*Topsec Technologies Group,
Inc., Class A 69,200 67,321
ΩTopsports International
Holdings, Ltd. 352,000 61,049
Toread Holdings Group Co.,
Ltd., Class A 16,000 21,820
#Towngas Smart Energy Co.,
Ltd. 405,587 181,029
*TPV Technology Co., Ltd.,
Class A 149,400 49,554
TravelSky Technology, Ltd.,
Class H 208,471 229,697
*Trina Solar Co., Ltd., Class A 13,575 27,277
*Trip.com Group, Ltd. 177,600 8,298,388
*Trip.com Group, Ltd.,
Sponsored ADR 43,516 2,045,687
*Triumph New Energy Co.,
Ltd., Class H 134,000 40,670
Triumph Science &
Technology Co., Ltd., Class A 27,100 60,312
*TRS Information Technology
Corp., Ltd., Class A 10,600 22,037

146
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Truking Technology, Ltd.,
Class A 38,400 $ 47,933
Tsinghua Tongfang Co., Ltd.,
Class A 83,700 88,120
Tsingtao Brewery Co., Ltd.,
Class H 528,000 3,137,727
TSP Wind Power Group Co.,
Ltd., Class A 211,900 240,974
Ω#*Tuhu Car, Inc., Class A 79,600 122,522
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 368,400 –
Tungkong, Inc., Class A 35,600 42,751
*Ucloudlink Group, Inc., ADR 3,810 3,543
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 2,600 25,032
Unilumin Group Co., Ltd.,
Class A 72,700 54,794
#Uni-President China
Holdings, Ltd. 1,094,400 1,052,308
Unisplendour Corp., Ltd.,
Class A 21,300 110,042
#*United Energy Group, Ltd. 802,000 36,819
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 49,200 160,056
*UTour Group Co., Ltd., Class
A 50,800 38,965
V V Food & Beverage Co.,
Ltd., Class A 148,500 70,804
Valiant Co., Ltd., Class A 91,000 172,207
Vatti Corp., Ltd., Class A 43,500 31,240
*Vcanbio Cell & Gene
Engineering Corp., Ltd., Class
A 17,400 48,361
*Venustech Group, Inc., Class
A 21,600 44,745
Victory Giant Technology
Huizhou Co., Ltd., Class A 43,900 1,237,682
Vipshop Holdings, Ltd.,
Sponsored ADR 285,774 4,383,773
Visual China Group Co., Ltd.,
Class A 28,800 76,591
Ω#*Viva Biotech Holdings 984,500 163,213
#*Vnet Group, Inc., Class A,
Sponsored ADR 159,554 1,144,002
Walvax Biotechnology Co.,
Ltd., Class A 46,400 84,646
*Wangfujing Group Co., Ltd.,
Class A 56,213 87,232
Wangneng Environment Co.,
Ltd., Class A 49,000 104,118
Wangsu Science &
Technology Co., Ltd., Class A 24,700 51,314
#Wanguo Gold Group, Ltd. 1,064,000 1,428,780
Wanhua Chemical Group Co.,
Ltd., Class A 86,300 952,145
Want Want China Holdings,
Ltd. 3,838,000 1,654,310
Wanxiang Qianchao Co., Ltd.,
Class A 52,800 87,799
Shares Value
CHINA — (Continued)
Warom Technology, Inc. Co. 22,400 $ 54,363
Wasion Holdings, Ltd. 374,000 844,190
Wasu Media Holding Co., Ltd.,
Class A 107,200 111,114
Weaver Network Technology
Co., Ltd., Class A 5,760 31,916
Weichai Power Co., Ltd., Class
H 1,374,880 5,775,422
Weifu High-Technology Group
Co., Ltd., Class A 19,500 51,714
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 29,400 41,575
Weihai Guangwei Composites
Co., Ltd., Class A 27,240 104,509
Weilong Delicious Global
Holdings, Ltd. 399,600 431,113
Ω#*Weimob, Inc. 731,000 111,865
*Wellhope Foods Co., Ltd.,
Class A 60,700 56,355
Wens Foodstuff Group Co.,
Ltd., Class A 95,900 200,082
Wenzhou Yihua Connector
Co., Ltd., Class A 7,300 56,187
#West China Cement, Ltd. 1,948,000 444,669
Western Metal Materials Co.,
Ltd. 11,600 55,824
Western Mining Co., Ltd.,
Class A 98,700 561,795
Western Region Gold Co.,
Ltd., Class A 33,700 126,998
Western Securities Co., Ltd.,
Class A 60,500 60,559
Willfar Information Technology
Co., Ltd. 15,519 68,824
*Winall Hi-Tech Seed Co.,
Ltd., Class A 13,132 9,956
Windey Energy Technology
Group Co., Ltd., Class A 63,300 110,508
Winner Medical Co., Ltd.,
Class A 27,123 123,177
*Winning Health Technology
Group Co., Ltd., Class A 65,600 73,726
Wolong Electric Group Co.,
Ltd., Class A 48,000 225,238
*World Union Group, Inc.,
Class A 124,700 38,776
Wuchan Zhongda Group Co.,
Ltd., Class A 189,700 141,571
Wuhan DR Laser Technology
Corp., Ltd., Class A 11,000 161,317
Wuhan East Lake High
Technology Group Co., Ltd. 36,200 44,437
*Wuhan Fingu Electronic
Technology Co., Ltd., Class A 23,100 29,998
*Wuhan Guide Infrared Co.,
Ltd., Class A 3,900 7,282
Wuhan Jingce Electronic
Group Co., Ltd., Class A 1,800 50,908
*Wuhan P&S Information
Technology Co., Ltd., Class A 72,800 124,398

147
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 7,500 $ 35,349
Wuhu Token Science Co.,
Ltd., Class A 97,000 95,802
Wuliangye Yibin Co., Ltd.,
Class A 65,700 758,818
Wuling Motors Holdings, Ltd. 590,000 30,096
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,200 1,001,644
Wushang Group Co., Ltd.,
Class A 36,408 39,031
ΩWuXi AppTec Co., Ltd.,
Class H 204,580 4,192,512
Wuxi Autowell Technology
Co., Ltd., Class A 13,485 75,678
Wuxi Best Precision Machinery
Co., Ltd. 15,100 46,865
Ω*Wuxi Biologics Cayman, Inc. 1,791,000 8,848,110
Wuxi Boton Technology Co.,
Ltd., Class A 9,000 25,760
Wuxi Chipown Micro-
Electronics, Ltd. 3,540 34,119
*Wuxi DK Electronic Materials
Co., Ltd. 12,100 91,376
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 55,000 130,305
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 20,800 104,256
Wuxi Longsheng Technology
Co., Ltd. 32,430 100,891
Wuxi NCE Power Co., Ltd.,
Class A 11,660 84,082
Wuxi Paike New Materials
Technology Co., Ltd., Class A 3,900 44,080
Wuxi Rural Commercial Bank
Co., Ltd. 151,900 127,082
Wuxi Taiji Industry, Ltd. Co.,
Class A 111,300 283,961
*WuXi XDC Cayman, Inc. 49,500 326,987
Wuxi Xinje Electric Co., Ltd.,
Class A 4,400 32,465
Wuzhou Special Paper Group
Co., Ltd. 34,500 80,102
XCMG Construction Machinery
Co., Ltd., Class A 282,400 374,671
*XD, Inc. 104,600 634,141
XGD, Inc., Class A 24,400 71,104
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 892,500 27,088
Xiamen Amoytop Biotech Co.,
Ltd. 16,578 143,235
Xiamen Bank Co., Ltd., Class
A 134,100 154,683
Xiamen C & D, Inc., Class A 61,000 81,112
Xiamen Changelight Co., Ltd.,
Class A 23,700 57,974
Shares Value
CHINA — (Continued)
Xiamen Faratronic Co., Ltd.,
Class A 11,000 $ 222,951
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 8,400 39,740
Xiamen International Airport
Co., Ltd., Class A 27,000 59,490
Xiamen Intretech, Inc., Class A 25,100 81,283
Xiamen ITG Group Corp., Ltd.,
Class A 118,700 103,700
Xiamen Jihong Technology
Co., Ltd., Class A 47,600 123,345
Xiamen Kingdomway Group
Co., Class A 40,500 84,857
Xiamen Tungsten Co., Ltd.,
Class A 44,300 308,632
Xiamen Xiangyu Co., Ltd.,
Class A 138,600 137,504
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 2,815 33,934
*Xian International Medical
Investment Co., Ltd., Class A 62,000 39,109
Xi'an Manareco New Materials
Co., Ltd. 51,422 272,894
Xi'An Shaangu Power Co.,
Ltd., Class A 70,800 100,643
Xi'an Triangle Defense Co.,
Ltd., Class A 37,400 117,681
Xiandai Investment Co., Ltd.,
Class A 83,000 46,211
*Xiangcai Co., Ltd., Class A 66,900 86,381
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 34,800 47,150
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 49,100 89,717
Xianhe Co., Ltd., Class A 33,100 96,113
Ω*Xiaomi Corp., Class B 2,831,600 10,392,452
Ximei Resources Holding, Ltd. 7,500 11,028
Xin Point Holdings, Ltd. 129,000 64,158
Xinfengming Group Co., Ltd.,
Class A 129,200 373,822
Xingfa Aluminium Holdings,
Ltd. 60,000 48,587
Xinhuanet Co., Ltd., Class A 20,449 50,325
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 73,600 114,649
Xinjiang Joinworld Co., Ltd.,
Class A 96,370 128,429
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 76,200 39,040
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 20,100 76,937
#Xinjiang Xinxin Mining
Industry Co., Ltd., Class H 563,000 126,362
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 98,900 113,055

148
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 229,100 $ 149,603
Xinxiang Chemical Fiber Co.,
Ltd., Class A 139,900 123,464
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 190,675 109,265
Xinyi Energy Holdings, Ltd. 1,486,671 170,629
#Xinyi Solar Holdings, Ltd. 4,589,340 1,287,562
Xinzhi Group Co., Ltd., Class A 20,900 48,990
Xizang Zhufeng Resources
Co., Ltd., Class A 83,000 157,313
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 28,800 59,064
*XPeng, Inc., Class A 276,300 1,782,899
Xtep International Holdings,
Ltd. 1,595,444 769,075
Xuji Electric Co., Ltd., Class A 45,900 154,962
Ω#Yadea Group Holdings, Ltd. 1,052,300 1,439,908
Yangling Metron New Material,
Inc., Class A 42,000 98,262
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 72,500 894,508
Yankershop Food Co., Ltd.,
Class A 17,930 138,137
#Yankuang Energy Group Co.,
Ltd., Class H 2,537,400 3,837,682
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 26,413 69,813
Yantai China Pet Foods Co.,
Ltd., Class A 27,900 137,488
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 27,800 52,773
Yantai Eddie Precision
Machinery Co., Ltd., Class A 38,100 110,519
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 31,700 632,273
YanTai Shuangta Food Co.,
Ltd., Class A 68,100 42,453
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 34,700 57,239
*Yatsen Holding, Ltd., ADR 7,895 27,080
YD Electronic Technology Co.,
Ltd., Class A 7,200 61,366
#*Yeahka, Ltd. 87,600 55,074
Yealink Network Technology
Corp., Ltd., Class A 18,200 104,833
Yechiu Metal Recycling China,
Ltd., Class A 243,200 111,636
YGSOFT, Inc., Class A 42,760 35,077
*YH Entertainment Group 123,000 30,273
*Yibin Tianyuan Group Co.,
Ltd., Class A 108,300 93,332
Yifan Pharmaceutical Co., Ltd.,
Class A 89,300 135,800
Yifeng Pharmacy Chain Co.,
Ltd., Class A 47,476 159,791
Shares Value
CHINA — (Continued)
Yihai International Holding,
Ltd. 443,000 $ 878,475
*Yijiahe Technology Co., Ltd.,
Class A 5,300 17,383
Yinbang Clad Material Co.,
Ltd., Class A 15,000 20,634
Yindu Kitchen Equipment Co.,
Ltd. 29,625 47,420
Yixintang Pharmaceutical
Group Co., Ltd., Class A 50,100 86,574
Yizumi Holdings Co., Ltd.,
Class A 36,500 115,336
Yonfer Agricultural Technology
Co., Ltd., Class A 91,900 190,511
Yongjin Technology Group
Co., Ltd. 56,100 168,381
YongXing Special Materials
Technology Co., Ltd., Class A 23,300 155,669
*Yonyou Network Technology
Co., Ltd., Class A 13,900 22,805
Yotrio Group Co., Ltd., Class A 190,600 76,202
*Youcare Pharmaceutical
Group Co., Ltd. 31,125 56,596
#*Youdao, Inc., ADR 15,479 260,047
Youngy Co., Ltd., Class A 13,200 120,245
*Youzu Interactive Co., Ltd.,
Class A 29,100 48,777
YTO Express Group Co., Ltd.,
Class A 89,400 249,664
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 73,678 91,642
#Yuexiu Property Co., Ltd. 503,344 232,364
Yuexiu Transport
Infrastructure, Ltd. 358,639 170,136
*Yueyang Forest & Paper Co.,
Ltd., Class A 128,600 64,172
*Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 14,600 25,964
Yum China Holdings, Inc. 73,723 3,551,974
Yum China Holdings, Inc. 155,300 7,383,167
YUNDA Holding Group Co.,
Ltd., Class A 218,900 224,300
Yunnan Aluminium Co., Ltd.,
Class A 87,700 345,689
Yunnan Baiyao Group Co.,
Ltd., Class A 11,720 91,734
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 168,600 228,432
Yunnan Copper Co., Ltd.,
Class A 71,800 168,193
Yunnan Energy Investment
Co., Ltd., Class A 37,800 53,733
*Yunnan Energy New Material
Group Co., Ltd., Class A 16,000 124,595
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 12,900 127,884
Yunnan Nantian Electronics
Information Co., Ltd. 12,700 29,675

149
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Yunnan Tin Co., Ltd., Class A 83,300 $ 420,607
Yunnan Yuntianhua Co., Ltd.,
Class A 71,100 314,472
Yusys Technologies Co., Ltd.,
Class A 33,400 82,246
Yutong Bus Co., Ltd., Class A 71,900 342,817
Yutong Heavy Industries Co.,
Ltd. 63,000 87,129
#*Zai Lab, Ltd. 217,300 396,270
#*Zai Lab, Ltd., Sponsored
ADR 2,911 53,184
Zangge Mining Co., Ltd., Class
A 8,400 100,277
Zanyu Technology Group Co.,
Ltd. 39,000 55,959
ZCZL Industrial Technology
Group Co., Ltd., Class H 243,000 436,009
*Zhangjiagang Guangda
Special Material Co., Ltd. 27,084 56,948
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 4,900 101,172
Zhaojin Mining Industry Co.,
Ltd., Class H 1,172,500 3,169,889
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 26,300 37,619
Zhefu Holding Group Co., Ltd.,
Class A 224,900 153,521
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 96,500 134,175
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 15,800 17,360
Zhejiang Century Huatong
Group Co., Ltd., Class A 175,600 352,063
Zhejiang Cfmoto Power Co.,
Ltd., Class A 9,700 439,828
Zhejiang China Commodities
City Group Co., Ltd., Class A 188,400 357,082
Zhejiang Chint Electrics Co.,
Ltd., Class A 57,700 215,476
Zhejiang Communications
Technology Co., Ltd., Class A 161,140 86,137
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 148,600 95,496
Zhejiang Crystal-Optech Co.,
Ltd., Class A 91,800 343,771
Zhejiang Dafeng Industry Co.,
Ltd. 58,200 75,148
Zhejiang Dahua Technology
Co., Ltd., Class A 28,000 69,322
Zhejiang Digital Culture
Technology Group Co., Ltd.,
Class A 57,400 92,814
Zhejiang Dingli Machinery Co.,
Ltd., Class A 26,400 230,639
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 98,100 153,395
Shares Value
CHINA — (Continued)
Zhejiang Expressway Co.,
Ltd., Class H 722,800 $ 640,617
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 37,600 69,149
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 46,700 56,565
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 242,100 182,111
Zhejiang Hailiang Co., Ltd.,
Class A 63,100 171,639
Zhejiang Hailide New Material
Co., Ltd., Class A 126,200 100,162
Zhejiang HangKe Technology,
Inc. Co., Class A 22,517 69,751
Zhejiang Hangmin Co., Ltd.,
Class A 129,500 128,284
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 74,500 60,122
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 94,700 162,381
Zhejiang Huace Film &
Television Co., Ltd., Class A 118,900 122,890
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 79,610 197,098
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 33,700 54,941
Zhejiang Huangma
Technology Co., Ltd. 92,000 177,368
*Zhejiang Huatong Meat
Products Co., Ltd. 37,900 43,156
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 42,300 249,977
Zhejiang International Group
Co., Ltd. 60,300 84,824
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 108,900 113,038
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 18,900 68,901
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 7,800 69,645
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 9,200 18,255
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 35,300 201,762
Zhejiang Jingu Co., Ltd., Class
A 42,400 57,133
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 68,860 139,078
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 34,500 19,617

150
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 44,900 $ 134,034
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 10,600 22,853
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 56,600 120,854
Zhejiang Juhua Co., Ltd.,
Class A 41,400 242,267
Zhejiang Lante Optics Co., Ltd. 17,188 150,898
Ω*Zhejiang Leapmotor
Technology Co., Ltd., Class H 27,500 140,137
Zhejiang Longsheng Group
Co., Ltd., Class A 83,700 164,589
Zhejiang Medicine Co., Ltd.,
Class A 95,700 171,606
Zhejiang Meida Industrial Co.,
Ltd., Class A 22,500 21,123
Zhejiang NHU Co., Ltd., Class
A 133,600 593,677
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 67,300 119,584
Zhejiang Runtu Co., Ltd.,
Class A 81,000 164,437
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 19,000 105,587
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 13,200 117,861
Zhejiang Semir Garment Co.,
Ltd., Class A 128,600 118,252
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 19,100 14,339
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 4,900 27,876
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 27,132 63,638
Zhejiang Southeast Space
Frame Co., Ltd., Class A 76,500 70,571
Zhejiang Sunoren Solar
Technology Co., Ltd. 54,400 57,917
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 57,900 48,440
Zhejiang Supor Co., Ltd.,
Class A 6,200 40,018
Zhejiang Taihua New Material
Group Co., Ltd., Class A 81,700 104,160
*Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 32,800 20,836
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 20,700 60,843
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 155,400 244,373
Zhejiang Wanliyang Co., Ltd.,
Class A 36,900 30,762
Zhejiang Wanma Co., Ltd.,
Class A 65,500 100,480
Shares Value
CHINA — (Continued)
Zhejiang Wansheng Co., Ltd.,
Class A 21,200 $ 31,015
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 28,324 64,169
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 87,706 137,791
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 84,508 109,617
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 35,200 123,320
Zhejiang XCC Group Co., Ltd. 10,200 78,312
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 76,400 96,951
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 68,400 104,625
Zhejiang Xinao Textiles, Inc. 85,410 73,858
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 23,400 94,177
Zhejiang Yasha Decoration
Co., Ltd., Class A 101,500 52,904
Zhejiang Yinlun Machinery
Co., Ltd., Class A 47,500 270,368
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 10,500 21,067
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 38,800 180,573
*Zhejiang Yongtai Technology
Co., Ltd., Class A 34,500 93,231
Zhejiang Zheneng Electric
Power Co., Ltd. 18,800 14,114
*Zhejiang Zhongxin Fluoride
Materials Co., Ltd. 6,900 16,470
Zhende Medical Co., Ltd.,
Class A 12,800 172,476
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 75,300 50,286
Zheshang Development Group
Co., Ltd. 72,500 58,830
*Zhewen Interactive Group
Co., Ltd., Class A 70,200 81,287
*Zhong An Group, Ltd. 1,718,000 17,965
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 997,000 1,410,009
Zhongji Innolight Co., Ltd.,
Class A 17,920 2,393,464
Zhongjin Gold Corp., Ltd.,
Class A 122,175 416,271
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 37,900 122,005
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 93,400 102,343
*Zhongsheng Group Holdings,
Ltd. 505,000 291,733

151
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhongtai Securities Co., Ltd.,
Class A 82,600 $ 68,982
*<Zhongtian Financial Group
Co., Ltd., Class A 226,243 –
Zhongtong Bus Holding Co.,
Ltd., Class A 87,300 134,051
ZhongYeDa Electric Co., Ltd.,
Class A 33,900 39,756
Zhongyin Babi Food Co., Ltd. 15,200 43,731
#Zhongyu Energy Holdings,
Ltd. 198,666 62,070
Ω#Zhongyuan Bank Co., Ltd.,
Class H 283,000 10,105
Zhongyuan Environment-
Protection Co., Ltd., Class A 59,900 65,990
Ω*Zhou Hei Ya International
Holdings Co., Ltd. 812,500 134,698
Zhuhai Enpower Electric Co.,
Ltd. 11,400 33,626
Zhuhai Huafa Properties Co.,
Ltd., Class A 159,500 60,225
Zhuhai Port Co., Ltd., Class A 47,400 35,515
Zhuzhou CRRC Times Electric
Co., Ltd. 291,700 1,252,120
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 14,700 103,501
Zhuzhou Huarui Precision
Cutting Tools Co., Ltd. 1,098 11,758
Zhuzhou Kibing Group Co.,
Ltd., Class A 156,600 131,246
*Zhuzhou Smelter Group Co.,
Ltd. 57,700 193,945
Zhuzhou Times New Material
Technology Co., Ltd., Class A 76,400 126,138
*Zibo Qixiang Tengda
Chemical Co., Ltd., Class A 111,100 83,242
Zijin Mining Group Co., Ltd.,
Class H 1,905,000 8,075,163
ZJAMP Group Co., Ltd., Class
A 62,100 72,735
ZJMI Environmental Energy
Co., Ltd., Class A 30,300 54,154
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,016,800 981,582
#ZTE Corp., Class H 410,000 1,299,811
ZTO Express Cayman, Inc. 274,500 6,539,048
ZTO Express Cayman, Inc.,
Sponsored ADR 51,064 1,226,557
ZWSOFT Co., Ltd., Class A 3,381 24,081
TOTAL CHINA 913,824,404
COLOMBIA — (0.0%)
Almacenes Exito SA 29,577 44,226
Banco de Bogota SA 3,417 42,047
Celsia SA 92,092 144,873
Cementos Argos SA 86,785 303,939
*Corp Financiera Colombiana
SA 44,206 288,001
Grupo Argos SA 90,848 487,935
Shares Value
COLOMBIA — (Continued)
Grupo Aval Acciones y Valores
SA, Sponsored ADR 18,685 $ 98,657
Grupo Cibest SA 23,302 662,198
Grupo Cibest SA, ADR 6,784 627,656
Grupo de Inversiones
Suramericana SA 33,051 577,286
Grupo Energia Bogota SA ESP 171,584 156,229
Interconexion Electrica SA
ESP 44,387 421,781
Mineros SA 67,303 340,943
Organizacion Terpel SA 36,002 203,203
Promigas SA ESP 19,637 41,438
TOTAL COLOMBIA 4,440,412
CZECHIA — (0.0%)
CEZ A/S 23,085 1,485,063
Komercni Banka A/S 16,285 813,007
ΩMoneta Money Bank A/S 89,123 814,443
Philip Morris CR A/S 148 131,871
TOTAL CZECHIA 3,244,384
DENMARK — (1.1%)
AL Sydbank 53,314 5,120,704
ALK-Abello A/S 84,416 2,884,573
Alm Brand A/S 669,817 1,755,799
#Ambu A/S, Class B 145,539 1,620,771
AP Moller - Maersk A/S, Class
A 628 1,633,617
#AP Moller - Maersk A/S,
Class B 1,077 2,885,317
#*Bang & Olufsen A/S 73,272 105,001
*Bavarian Nordic A/S 55,457 1,518,575
Carlsberg A/S, Class B 55,428 8,157,964
Chemometec A/S 5,442 362,367
Coloplast A/S, Class B 4,643 306,877
Columbus A/S 42,050 64,207
D/S Norden A/S 19,239 996,783
Danske Bank A/S 156,838 9,009,419
*Demant A/S 60,004 2,595,317
*DFDS A/S 13,801 264,475
Djurslands Bank A/S 84 13,899
#DSV A/S 39,177 8,475,511
FLSmidth & Co. A/S 33,041 2,467,617
#Foroya Banki P/F 2,055 90,149
#*Genmab A/S 23,741 6,791,496
#*GN Store Nord A/S 107,814 1,621,338
#GronlandsBANKEN A/S 234 39,800
H Lundbeck A/S, Class A 210,636 1,345,503
H Lundbeck A/S, Class A 37,500 207,796
#*H+H International A/S, Class
B 17,426 277,346
Harboes Bryggeri A/S, Class B 1,085 19,440
#*Huscompagniet A/S 3,769 19,957
ISS A/S 114,382 5,059,974
Jeudan A/S 3,126 98,638
Jyske Bank A/S, Registered 39,192 6,213,531
#Matas A/S 29,511 411,089
MT Hoejgaard Holding A/S 383 15,622
Ω#*Netcompany Group A/S 34,382 1,709,376
*NKT A/S 43,837 5,964,814

152
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
DENMARK — (Continued)
Novo Nordisk A/S, Class B 80,078 $ 3,777,875
Novo Nordisk A/S, Class B,
Sponsored ADR 51,576 2,428,198
Novonesis Novozymes B,
Class B 124,202 8,067,610
#*NTG Nordic Transport
Group A/S 8,476 332,034
Ω*Orsted A/S 67,172 1,499,202
Pandora A/S 58,627 7,327,529
#Parken Sport & Entertainment
A/S 2,697 84,271
Per Aarsleff Holding A/S 14,327 1,594,400
Ringkjoebing Landbobank A/S 21,671 5,810,733
#ROCKWOOL A/S, Class A 22,708 763,720
ROCKWOOL A/S, Class B 89,815 2,872,753
Royal Unibrew A/S 32,706 2,453,674
*RTX A/S 2,195 32,570
ΩScandinavian Tobacco
Group A/S, Class A 35,043 388,363
Schouw & Co. A/S 9,803 937,032
SJF Bank A/S 8,712 561,870
#*Solar A/S, Class B 1,157 39,002
SP Group A/S 4,171 304,635
TCM Group A/S 1,056 11,508
#Tivoli A/S 560 54,132
TORM PLC, Class A 35,212 1,072,606
*Trifork Group AG 4,184 72,129
Tryg A/S 190,376 4,533,216
UIE PLC 838 47,080
Vestas Wind Systems A/S 291,194 7,823,591
*Zealand Pharma A/S 50,835 2,378,703
TOTAL DENMARK 135,393,098
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), Registered,
GDR 199,478 539,588
TOTAL EGYPT 539,588
FINLAND — (1.0%)
Aktia Bank OYJ 26,733 369,092
Alma Media OYJ 15,630 243,671
Anora Group OYJ 26,706 111,845
Aspo OYJ 17,421 125,875
Atria OYJ, Class A 8,520 153,706
Digia OYJ 1,594 11,004
Elisa OYJ 84,339 3,394,326
ΩEnento Group OYJ 6,730 117,387
eQ OYJ 843 9,272
*Finnair OYJ 10,540 58,160
Fiskars OYJ Abp 13,847 207,112
Fortum OYJ 221,482 5,026,442
#F-Secure OYJ 41,180 87,652
#Harvia OYJ 6,835 324,390
#Hiab OYJ, Class B 25,522 1,726,622
#HKFoods OYJ, Class A 34,340 64,480
Huhtamaki OYJ 65,752 2,337,614
Kalmar OYJ, Class B 25,522 1,131,701
Kemira OYJ 99,440 1,946,125
Kesko OYJ, Class A 64,015 1,557,748
Shares Value
FINLAND — (Continued)
Kesko OYJ, Class B 212,530 $ 5,276,877
Kone OYJ, Class B 71,926 4,145,996
#Konecranes OYJ 138,173 4,298,680
Lassila & Tikanoja OYJ 22,922 177,226
#*Lindex Group OYJ 70,822 186,599
#Lumo Kodit Oyj 59,083 535,326
Luotea PLC 28,935 63,453
Mandatum OYJ 226,687 1,550,543
Marimekko OYJ 20,169 244,585
#*Metsa Board OYJ 4,065 19,643
#*Metsa Board OYJ 52,655 177,990
Metso OYJ 364,250 6,751,501
Neste OYJ 101,761 3,577,997
Nokia OYJ 1,128,760 10,335,008
Nokian Renkaat OYJ 73,545 1,288,719
Nordea Bank Abp 794,339 15,993,709
Olvi OYJ, Class A 9,315 354,745
#Oma Saastopankki OYJ 5,501 107,090
#Oriola OYJ, Class B 77,359 79,838
Orion OYJ, Class A 15,422 1,431,922
Orion OYJ, Class B 78,746 7,347,754
Outokumpu OYJ 317,729 1,897,272
Pihlajalinna OYJ 14,090 166,652
Ponsse OYJ 5,511 147,738
Puuilo OYJ 55,882 1,100,731
Raisio OYJ, Class V 75,661 224,158
#*Revenio Group OYJ 7,109 99,950
Sampo OYJ, Class A 555,732 6,153,558
Sampo OYJ, Class A 152,165 1,677,931
Sanoma OYJ 71,394 727,781
Scanfil OYJ 15,827 209,412
Stora Enso OYJ, Class R 471,283 5,388,725
Taaleri PLC 10,708 89,321
Ω#Terveystalo OYJ 74,623 649,941
#Tieto OYJ 94,360 2,012,811
#Tokmanni Group Corp. 24,997 210,094
UPM-Kymmene OYJ 304,406 8,237,507
Vaisala OYJ, Class A 12,207 772,461
Valmet OYJ 124,507 3,741,728
#Verkkokauppa.com OYJ 15,644 63,267
Wartsila OYJ Abp 144,645 4,882,798
*YIT OYJ 92,636 312,819
TOTAL FINLAND 121,716,080
FRANCE — (4.5%)
#*74Software SA 7,068 308,206
ABC arbitrage 20,542 122,191
Accor SA 81,872 4,229,480
#Aeroports de Paris SA 26,282 3,625,625
*Air France-KLM 9,524 131,604
Air Liquide SA 47,685 9,366,373
Airbus SE 63,320 14,730,834
AKWEL SADIR, Class B 6,230 47,308
*Alstom SA 274,782 5,083,696
Alten SA 19,163 1,655,803
ΩAmundi SA 28,722 3,117,897
Ω*Aramis Group SAS 9,232 41,425
Arkema SA 25,975 1,760,257
#Assystem SA 2,834 136,948

153
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
FRANCE — (Continued)
Aubay 3,262 $ 207,171
AXA SA 171,097 8,846,688
ΩAyvens SA 242,333 3,242,631
#*Bastide le Confort Medical 2,370 63,807
#Beneteau SACA 11,359 78,415
BioMerieux 18,539 1,473,906
BNP Paribas SA 117,862 14,870,560
Boiron SA, Class A 2,290 72,192
#Bonduelle SCA 3,474 36,573
Bouygues SA 176,694 9,912,673
Bureau Veritas SA 145,696 4,636,658
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 313 32,051
Capgemini SE 31,667 3,734,531
Carrefour SA 481,098 8,820,453
CBo Territoria 15,816 71,150
*Cegedim SA 2,843 33,037
Cie de Saint-Gobain SA 206,975 19,355,609
Cie des Alpes 16,683 390,610
Cie Generale des
Etablissements Michelin SCA 335,609 13,503,132
*Claranova SE, Registered 23,525 17,052
*Clariane SE 56,980 261,578
Coface SA 96,960 1,762,605
Credit Agricole SA 178,783 3,964,842
Danone SA 121,090 9,406,888
Dassault Aviation SA 5,151 1,767,276
Dassault Systemes SE 5,701 131,514
Derichebourg SA 67,735 724,772
Edenred SE 65,305 2,142,896
Eiffage SA, Class P 63,275 8,972,725
Electricite de Strasbourg SA,
Class B 527 98,833
Ω#Elior Group SA 83,716 203,619
Elis SA 155,251 4,426,301
*Emeis SA 39,587 663,162
Engie SA 916,611 28,590,375
#Equasens 1,326 49,964
#*Eramet SA 5,164 256,195
EssilorLuxottica SA, Class B 19,064 3,598,285
Etablissements Maurel et
Prom SA 71,469 667,696
Eurofins Scientific SE 87,535 6,864,621
ΩEuronext NV 37,599 6,860,958
Euronext NV 714 130,289
*Eutelsat Communications
SACA 32,365 76,449
Exel Industries SA, Class A 585 13,192
Exosens SAS 1,559 102,600
#FDJ UNITED 102,171 2,577,933
*FIGEAC-AERO 3,291 41,272
Fnac Darty SA 7,638 303,622
*Forvia SE 107,749 1,100,611
Gaztransport Et Technigaz SA 28,323 6,377,278
Getlink SE 60,193 1,279,833
GL Events SACA 6,535 236,843
Groupe Crit SA 2,025 124,881
Groupe SFPI 7,866 18,824
Shares Value
FRANCE — (Continued)
Hermes International SCA 3,461 $ 6,098,512
*ID Logistics Group SACA 2,485 1,027,852
Imerys SA 25,431 688,771
Infotel SA 3,350 161,304
Interparfums SA 6,262 177,237
Ipsen SA 26,329 5,064,959
IPSOS SA 28,698 1,180,080
Jacquet Metals SACA 7,960 194,158
JCDecaux SE 66,123 1,722,401
Kaufman & Broad SA 10,998 320,772
Kering SA, Class A 6,753 2,208,137
Laurent-Perrier 1,232 121,903
#Lectra 732 17,265
Legrand SA 46,686 7,058,092
Linedata Services 469 23,851
LISI SA 11,105 808,775
LNA Sante SA 4,038 161,213
L'Oreal SA 20,676 9,205,060
Lumibird 331 10,054
LVMH Moet Hennessy Louis
Vuitton SE 42,464 23,214,370
Manitou BF SA 6,852 173,438
Mersen SA 15,913 681,816
#Metropole Television SA 19,799 275,635
Nexans SA 28,140 4,267,217
#*Nexity SA 21,000 170,339
North Atlantic Energies 1,933 148,008
Oeneo SA 10,234 107,856
Opmobility 51,028 751,491
Orange SA 1,136,370 21,664,443
*OSE Immuno 9,383 34,611
Pernod Ricard SA 54,977 4,289,869
*Pierre Et Vacances SA 68,508 147,870
Pluxee NV 2,674 43,626
Publicis Groupe SA 136,387 14,533,928
Publicis Groupe SA, ADR 1,600 42,496
Quadient SA 22,188 346,676
#Remy Cointreau SA 19,278 1,075,300
Renault SA 133,815 4,196,971
Rexel SA 227,063 9,363,099
Robertet SA, Class A 341 312,301
Rubis SCA 37,679 1,451,410
SA d'Explosifs et de Produits
Chimiques 299 91,164
Safran SA 40,168 15,639,247
Sanofi SA 97,917 8,389,667
Sanofi SA, Sponsored ADR 3,669 158,061
Sartorius Stedim Biotech 3,700 709,647
Savencia SA 2,527 184,332
Schneider Electric SE 33,127 11,037,887
SCOR SE 143,754 5,673,085
SEB SA 6,373 427,115
#Seche Environnement SACA 1,874 174,646
SES SA, Class A 333,139 2,205,851
Ω*SMCP SA 21,519 164,893
Societe BIC SA 12,491 975,826

154
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
FRANCE — (Continued)
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 235 $ 37,853
Societe Generale SA 161,603 15,118,150
Societe LDC SADIR 3,491 457,889
Sodexo SA 36,240 2,380,836
*SOITEC 6,827 816,899
Sopra Steria Group 12,023 2,531,449
SPIE SA 123,150 6,591,426
Stef SA 2,986 465,172
STMicroelectronics NV 44,952 2,362,288
STMicroelectronics NV- NYS 189,266 9,915,646
Sword Group 3,556 128,059
Synergie SE 6,848 232,429
Technip Energies NV 112,421 3,867,443
Teleperformance SE 9,954 790,227
#Television Francaise 1 SA 35,829 292,477
TFF Group 1,360 23,628
Thales SA 19,620 5,550,892
#Thermador Groupe 3,105 270,435
#TotalEnergies SE 10,182 894,590
TotalEnergies SE 741,391 65,186,792
Trigano SA 7,875 1,367,241
#*Ubisoft Entertainment SA 63,042 412,857
Valeo SE 195,839 3,352,798
Vallourec SACA 156,574 3,748,841
Veolia Environnement SA 87,670 3,476,943
#Veolia Environnement SA,
ADR 26,622 532,174
Vetoquinol SA 2,489 209,051
Vicat SACA 13,850 1,043,750
VIEL & Cie SA 14,478 314,830
Vinci SA 137,483 19,385,079
Virbac SACA 1,643 637,994
*Viridien 8,198 876,252
#*Voltalia SA, Registered 11,391 91,479
#Vusion 469 70,095
Wavestone 4,105 153,025
Ω#*Worldline SA 1,436 20,137
Ω*X-Fab Silicon Foundries SE 51,608 385,063
TOTAL FRANCE 550,922,054
GERMANY — (5.0%)
1&1 AG 32,942 748,932
*7C Solarparken AG 18,835 36,840
Adesso SE 1,983 133,014
adidas AG 39,578 7,258,509
Adtran Networks SE 2,768 73,885
AIXTRON SE 40,088 1,672,889
All for One Group SE 1,391 108,508
Allgeier SE 5,109 97,577
Allianz SE, ADR 29,967 1,491,158
Allianz SE, Registered 73,011 36,331,194
Alzchem Group AG 5,556 983,798
Atoss Software SE 5,543 536,985
ΩAumann AG 4,627 73,998
*Aumovio SE 41,152 1,886,794
Aurubis AG 24,059 5,026,882
#*Auto1 Group SE 1,371 35,618
Shares Value
GERMANY — (Continued)
BASF SE 414,793 $ 24,052,888
Basler AG 2,511 72,226
Bayer AG, Registered 555,263 30,697,103
Bayerische Motoren Werke AG 110,156 7,515,677
#*BayWa AG 30,525 95,703
Bechtle AG 64,122 2,663,297
ΩBefesa SA 25,743 1,035,170
#Beiersdorf AG 39,212 3,641,710
Bijou Brigitte AG 3,026 167,811
Bilfinger SE 27,006 2,563,418
Borussia Dortmund GmbH &
Co. KGaA 58,038 201,662
*BRANICKS Group AG 7,425 8,047
Brenntag SE 91,103 6,408,603
Ω*Brockhaus Technologies AG 1,827 42,882
CANCOM SE 19,535 537,176
Carl Zeiss Meditec AG, Class
BR 740 25,968
*CECONOMY AG 133,938 656,476
*CENIT AG 4,236 32,362
Cewe Stiftung & Co. KGAA 4,125 455,143
Commerzbank AG 493,519 21,389,703
Continental AG 80,776 6,678,437
#CTS Eventim AG & Co.
KGaA 41,943 2,823,063
Daimler Truck Holding AG 253,708 14,285,761
Dermapharm Holding SE 5,374 253,505
Deutsche Bank AG,
Registered 25,908 950,144
*Deutsche Bank AG,
Registered Sponsored 466,336 17,114,531
Deutsche Boerse AG 44,778 13,513,512
Deutsche Lufthansa AG,
Registered 211,299 2,196,741
Deutsche Post AG 308,985 20,533,825
Deutsche Telekom AG 1,018,821 31,368,176
Deutsche Wohnen SE 16,991 361,265
#Deutz AG 49,807 560,734
Draegerwerk AG & Co. KGaA 1,885 180,443
Duerr AG 36,796 755,267
ΩDWS Group GmbH & Co.
KGaA 28,183 2,360,608
E.ON SE 1,072,971 23,103,782
Eckert & Ziegler SE 35,135 550,178
Elmos Semiconductor SE 5,908 992,427
ElringKlinger AG 28,194 157,003
#Energiekontor AG 3,967 155,640
Evonik Industries AG 187,063 3,775,050
#*Evotec SE 100,763 395,331
#Fabasoft AG 4,125 63,359
Fielmann Group AG 18,916 884,698
flatexDEGIRO SE 69,249 2,892,180
#Fraport AG Frankfurt Airport
Services Worldwide 26,013 2,024,713
Freenet AG 103,676 2,900,996
Fresenius Medical Care AG 135,785 6,944,306
Fresenius SE & Co. KGaA 92,425 4,734,236
Friedrich Vorwerk Group SE 5,874 443,346
FUCHS SE 18,072 717,349

155
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
GEA Group AG 112,643 $ 7,989,922
*Gerresheimer AG 3,010 95,375
Gesco SE 2,835 43,708
GFT Technologies SE 13,354 350,309
Grand City Properties SA 7,517 83,719
Hannover Rueck SE 20,376 5,874,965
Ω#Hapag-Lloyd AG 8,343 1,220,037
Hawesko Holding SE 668 13,642
Heidelberg Materials AG 67,411 12,487,109
#*Heidelberger
Druckmaschinen AG 28,470 44,319
Henkel AG & Co. KGaA 20,414 1,669,948
Hensoldt AG 35,998 3,303,458
HOCHTIEF AG 12,867 6,561,186
*HomeToGo SE, Class A 8,826 10,053
Hornbach Holding AG & Co.
KGaA 8,369 802,091
#HUGO BOSS AG 39,701 1,737,133
Indus Holding AG 15,213 553,980
Infineon Technologies AG 393,989 27,955,245
Infineon Technologies AG,
Sponsored ADR 25,244 1,798,130
#Init Innovation in Traffic
Systems SE 3,609 195,367
ΩInstone Real Estate Group
SE 23,634 209,923
*IONOS Group SE 8,074 291,877
IVU Traffic Technologies AG 5,129 135,727
Jenoptik AG 37,231 1,596,930
Ω#JOST Werke SE 15,554 1,036,158
#K+S AG, Registered 140,823 2,359,067
KION Group AG 58,368 2,614,355
Knorr-Bremse AG 37,207 4,404,994
*Koenig & Bauer AG 4,639 48,303
*Kontron AG 31,512 810,687
Krones AG 11,976 1,534,978
KSB SE & Co. KGaA 38 41,360
KWS Saat SE & Co. KGaA 9,700 802,428
LANXESS AG 63,999 1,217,907
LEG Immobilien SE,
Registered 33,341 1,996,662
#Leifheit AG 3,884 58,987
*LPKF Laser & Electronics SE 1,391 22,806
#*Medios AG 661 8,351
Mercedes-Benz Group AG 168,375 9,052,711
Merck KGaA 11,429 1,882,369
MLP SE 56,310 500,807
MTU Aero Engines AG 26,900 11,197,630
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 34,155 20,520,901
Multitude AG 6,890 41,222
#Mutares SE & Co. KGaA 18,888 580,233
Nagarro SE 6,907 606,742
Nemetschek SE 30,096 2,010,094
*Nordex SE 74,713 3,304,341
Norma Group SE 13,504 283,395
*Pentixapharm Holding AG 5,831 12,780
Shares Value
GERMANY — (Continued)
Pfeiffer Vacuum Technology
AG 1,907 $ 359,393
#ProCredit Holding AG 13,280 125,443
#ProSiebenSat.1 Media SE 18,704 77,773
*Puma SE 50,074 1,584,347
*PVA TePla AG 11,323 429,392
PWO AG 1,010 26,495
*Q Beyond AG Konv Namens
Aktien 12,194 49,104
#QIAGEN NV 10,446 429,306
QIAGEN NV 106,617 4,413,944
*R Stahl AG 845 13,222
Rational AG 2,983 2,313,228
RENK Group AG 14,311 787,875
Rheinmetall AG 16,210 21,261,462
#RTL Group SA 25,728 960,563
RWE AG 145,404 9,565,899
SAF-Holland SE 2,392 59,308
Salzgitter AG 19,828 1,176,015
SAP SE 33,106 6,006,045
#SAP SE, Sponsored ADR 1,559 286,264
#Schaeffler AG 173,892 1,418,506
Schloss Wachenheim AG 147 2,343
Schott Pharma AG & Co.
KGaA 3,309 83,567
ΩScout24 SE 40,783 3,488,714
#Secunet Security Networks
AG 877 180,415
*SGL Carbon SE, Registered 40,508 174,774
Siemens AG, Registered 63,089 20,516,718
Siemens Energy AG 118,117 20,037,014
Ω#Siemens Healthineers AG 50,195 2,128,732
#*Siltronic AG 12,648 1,107,418
#Sixt SE 14,346 1,179,338
#*SMA Solar Technology AG 3,585 217,991
Springer Nature AG & Co.
KGAA 8,347 177,667
STRATEC SE 3,280 73,665
Stroeer SE & Co. KGaA 23,857 1,088,065
*Suedzucker AG 43,516 566,762
*Surteco Group SE 2,973 28,904
SUSS MicroTec SE 12,283 1,051,436
#Symrise AG, Class A 52,493 5,381,265
TAG Immobilien AG 98,260 1,561,262
#*Takkt AG 8,976 23,650
Talanx AG 31,485 4,176,748
Technotrans SE 4,289 153,469
thyssenkrupp AG 367,769 5,100,909
#*Tkms AG& Co. KGaA 233 21,956
Traton SE 4,220 197,709
TUI AG 247 2,135
#TUI AG 408,183 3,527,896
United Internet AG 74,148 2,016,750
*Verbio SE 11,970 394,983
Volkswagen AG 1,207 105,334
#Vonovia SE, Class R 187,008 4,524,856
#Vossloh AG 7,791 521,701
*Wacker Chemie AG 9,764 994,206
Wacker Neuson SE 19,874 496,193

156
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
Washtec AG 4,262 $ 190,752
#*Westwing Group SE 2,157 33,131
Wuestenrot &
Wuerttembergische AG 15,336 257,262
Ω#*Zalando SE 154,265 5,015,853
Zeal Network SE 1,564 78,097
TOTAL GERMANY 603,627,857
GREECE — (0.2%)
Aegean Airlines SA 27,282 381,380
*Aktor SA Holding Company
Technical And Energy Projects 11,066 132,667
#Allwyn AG 20,375 312,722
Alpha Bank SA 662,664 3,252,516
Athens Water Supply &
Sewage Co. SA 13,462 176,261
Autohellas Tourist and Trading
SA 15,061 201,010
Avax SA 23,283 90,946
Bank of Greece 10,713 184,888
Ellaktor SA 42,711 62,409
ElvalHalcor SA 34,777 149,648
Eurobank SA 357,732 1,831,568
Fourlis Holdings SA 21,662 101,313
GEK TERNA SA 29,191 1,518,745
Hellenic Telecommunications
Organization SA 23,817 548,601
HELLENiQ ENERGY Holdings
S.A. 75,398 1,127,739
Holding Co. ADMIE IPTO SA 46,081 238,583
#*Ideal Holdings SA 8,412 58,264
JUMBO SA 68,267 1,900,778
Kri-Kri Milk Industry SA 5,826 188,692
*LAMDA Development SA 45,398 329,849
Metlen Energy & Metals PLC 32,026 1,693,511
Motor Oil Hellas Corinth
Refineries SA 50,116 2,929,175
National Bank of Greece SA 76,215 1,411,795
Optima bank SA 7,330 87,877
*Piraeus Bank SA 176,398 2,029,546
Piraeus Port Authority SA 3,714 190,155
Profile Systems & Software SA 1,876 19,404
Public Power Corp. SA 23,560 604,485
Quest Holdings SA 15,003 123,594
Sarantis SA 12,552 209,405
Thrace Plastics Holding and
Co., Class A 12,376 67,636
Titan SA 26,373 1,580,893
TOTAL GREECE 23,736,055
HONG KONG — (1.0%)
AIA Group, Ltd. 1,645,600 16,631,019
Analogue Holdings, Ltd. 102,000 12,227
ASMPT, Ltd. 155,400 2,998,370
Associated International
Hotels, Ltd. 38,000 25,684
Bank of East Asia, Ltd. (The) 681,096 1,448,771
Best Mart 360 Holdings, Ltd. 196,000 40,992
*Bitfire Group Holdings, Ltd. 57,500 13,419
BOC Hong Kong Holdings, Ltd. 561,000 3,734,468
Shares Value
HONG KONG — (Continued)
#*Bright Smart Securities &
Commodities Group, Ltd. 600,000 $ 489,696
Ω#Budweiser Brewing Co.
APAC, Ltd. 251,600 211,121
Build King Holdings, Ltd. 510,000 95,606
Cafe de Coral Holdings, Ltd. 50,000 35,388
Cathay Pacific Airways, Ltd. 1,278,271 2,379,968
Cheuk Nang Holdings, Ltd. 24,781 4,203
Chevalier International
Holdings, Ltd. 34,349 21,376
*<China Renewable Energy
Investment, Ltd. 710,000 –
Chinese Estates Holdings, Ltd. 256,000 35,911
Chow Sang Sang Holdings
International, Ltd. 253,000 375,228
CITIC Telecom International
Holdings, Ltd. 1,264,000 448,112
CK Asset Holdings, Ltd. 365,343 2,228,883
CK Hutchison Holdings, Ltd. 436,760 4,099,359
CK Infrastructure Holdings,
Ltd. 130,500 1,041,790
*CK Life Sciences Int'l
Holdings, Inc. 1,138,000 81,269
CLP Holdings, Ltd. 217,500 2,166,235
C-Mer Medical Holdings, Ltd. 386,000 45,779
CN Logistics International
Holdings, Ltd. 36,000 14,461
Cowell e Holdings, Inc. 195,000 512,268
*CPBIO Holding Company,
Ltd. 3,000 3,436
ΩCrystal International Group,
Ltd. 605,000 499,949
CTF Services, Ltd. 489,481 511,853
*<CW Group Holdings, Ltd. 210,000 –
Dah Sing Banking Group, Ltd. 309,996 595,751
Dah Sing Financial Holdings,
Ltd. 145,100 922,603
#*Deep Source Holdings, Ltd. 2,920,000 193,634
#Dream International, Ltd. 162,000 143,787
Eagle Nice International
Holdings, Ltd. 118,000 41,382
*EC Healthcare 20,097 910
*Esprit Holdings, Ltd. 120,500 7,530
Fairwood Holdings, Ltd. 72,000 41,594
*Far East Consortium
International, Ltd. 911,927 79,080
First Pacific Co., Ltd. 1,444,400 1,031,504
Ω*FIT Hon Teng, Ltd. 1,479,000 886,465
FSE Lifestyle Services, Ltd. 80,000 53,561
*<Fuguiniao Co., Ltd., Class H 53,000 –
Galaxy Entertainment Group,
Ltd. 363,000 1,583,172
Giordano International, Ltd. 322,000 57,488
#*GoFintech Quantum
Innovation, Ltd. 16,000 3,530
Gold Peak Technology Group,
Ltd. 262,000 23,054

157
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
Golden Resources
Development International,
Ltd. 316,000 $ 14,306
Great Eagle Holdings, Ltd. 117,611 237,874
Guoco Group, Ltd. 5,000 44,793
#Guotai Junan International
Holdings, Ltd. 2,273,000 602,918
Hang Lung Group, Ltd. 618,000 1,089,160
Hang Lung Properties, Ltd. 1,482,208 1,377,945
*Harbour Centre Development,
Ltd. 21,000 12,185
#Henderson Land
Development Co., Ltd. 327,486 1,186,059
HK Electric Investments & HK
Electric Investments, Ltd. 612,000 504,173
*HKR International, Ltd. 434,160 59,796
HKT Trust & HKT, Ltd., Class
SS 2,605,000 4,408,329
Hon Kwok Land Investment
Co., Ltd. 20,000 1,836
Hong Kong & China Gas Co.,
Ltd. 1,976,765 1,772,171
Hong Kong Exchanges &
Clearing, Ltd. 128,890 6,716,034
*Hong Kong Technology
Venture Co., Ltd. 240,670 32,533
*Hongkong & Shanghai Hotels,
Ltd. (The) 314,462 239,408
*Hope Life International
Holdings, Ltd. 160,000 2,938
*<Huiyuan Juice 306,500 13,704
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 762,000 113,694
Hysan Development Co., Ltd. 260,000 618,369
IGG, Inc. 596,000 253,856
ΩImpro Precision Industries,
Ltd. 316,000 292,966
*ITC Properties Group, Ltd. 48,000 13,161
Jacobson Pharma Corp., Ltd. 166,000 22,651
JBM Healthcare, Ltd. 186,000 45,542
Johnson Electric Holdings, Ltd. 386,681 916,701
Karrie International Holdings,
Ltd. 464,000 108,284
Kerry Properties, Ltd. 440,500 1,099,902
KLN Logistics Group, Ltd. 382,750 292,373
#Kowloon Development Co.,
Ltd. 280,941 173,044
*Lai Sun Development Co.,
Ltd. 139,920 12,847
Liu Chong Hing Investment,
Ltd. 88,000 49,939
Luk Fook Holdings
International, Ltd. 328,000 1,030,647
#Man Wah Holdings, Ltd. 1,320,800 530,570
*Melco International
Development, Ltd. 277,000 129,994
MGM China Holdings, Ltd. 222,800 322,767
Midland Holdings, Ltd., Class
B 356,000 102,601
Shares Value
HONG KONG — (Continued)
Modern Dental Group, Ltd. 218,000 $ 213,785
*Mongolian Mining Corp. 612,000 554,902
MTR Corp., Ltd. 307,085 1,297,013
NagaCorp, Ltd. 864,423 382,517
Nameson Holdings, Ltd. 590,000 59,439
#*New World Development
Co., Ltd. 615,602 540,112
*<NewOcean Energy Holdings,
Ltd. 346,000 –
#Nissin Foods Co., Ltd. 123,000 105,093
Oriental Watch Holdings 376,000 157,753
Pacific Basin Shipping, Ltd. 3,256,000 1,361,926
Pacific Textiles Holdings, Ltd. 791,000 101,881
PAX Global Technology, Ltd. 188,000 94,460
PCCW, Ltd. 2,806,954 2,104,786
Perfect Medical Health
Management, Ltd. 245,000 42,179
Pico Far East Holdings, Ltd. 656,000 188,227
Plover Bay Technologies, Ltd. 151,000 160,597
Power Assets Holdings, Ltd. 190,000 1,430,767
PRADA SpA 225,000 1,241,265
Public Financial Holdings, Ltd. 204,000 36,681
ΩRegina Miracle International
Holdings, Ltd. 209,000 62,900
Sa Sa International Holdings,
Ltd. 770,000 90,339
ΩSamsonite Group SA 987,000 1,778,503
Sands China, Ltd. 350,400 657,760
SAS Dragon Holdings, Ltd. 216,000 210,171
*Shandong Hi-Speed Holdings
Group, Ltd. 151,000 8,858
Shangri-La Asia, Ltd. 945,166 499,004
*Shenwan Hongyuan HK, Ltd. 360,000 47,745
*Shun Tak Holdings, Ltd. 390,000 25,365
SITC International Holdings
Co., Ltd. 1,121,000 5,643,884
#*SJM Holdings, Ltd. 2,182,376 442,509
SmarTone
Telecommunications Holdings,
Ltd. 319,586 199,700
Soundwill Holdings, Ltd. 40,500 32,486
*SR Medical Technology Co.,
Ltd. 54,000 11,362
Stella International Holdings,
Ltd. 481,500 894,032
Sun Hung Kai Properties, Ltd. 139,588 2,193,078
SUNeVision Holdings, Ltd. 565,000 348,009
Swire Pacific, Ltd., Class A 159,500 2,023,854
Swire Pacific, Ltd., Class B 320,000 611,304
Swire Properties, Ltd. 132,400 403,535
Tai Hing Group Holdings, Ltd. 292,000 43,940
Tai Sang Land Development,
Ltd. 20,710 5,203
Techtronic Industries Co., Ltd. 283,500 4,772,240
*Texhong International Group,
Ltd. 239,500 200,662
*Tongda Group Holdings, Ltd. 79,200 19,392
*Touyun Biotech Group, Ltd. 100,000 1,786

158
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
Transport International
Holdings, Ltd. 149,418 $ 180,827
Truly International Holdings,
Ltd. 1,140,000 123,572
*TVB, Ltd. 149,800 45,657
#United Laboratories
International Holdings, Ltd.
(The) 1,048,500 1,192,693
*Unity Group Holdings
International, Ltd. 198,000 9,090
*<Untrade.Tech Pro. 2,780,000 –
Vedan International Holdings,
Ltd. 152,000 13,762
#Vitasoy International
Holdings, Ltd. 528,000 436,319
Viva Goods Company, Ltd. 976,000 42,940
#*Vobile Group, Ltd. 682,000 215,691
VSTECS Holdings, Ltd. 469,600 562,926
#VTech Holdings, Ltd. 137,300 904,349
ΩWH Group, Ltd. 5,109,208 5,505,612
Wharf Real Estate Investment
Co., Ltd. 441,000 1,494,820
Wing Tai Properties, Ltd. 102,000 26,015
Wynn Macau, Ltd., Class B 738,000 534,564
*Xingye Alloy Materials Group,
Ltd. 89,000 9,874
Xinyi Glass Holdings, Ltd. 1,691,017 2,009,829
YesAsia Holdings, Ltd. 84,000 34,921
#Yue Yuen Industrial Holdings,
Ltd. 457,500 827,299
TOTAL HONG KONG 115,789,720
HUNGARY — (0.1%)
*4iG Nyrt 20,975 116,031
Magyar Telekom
Telecommunications PLC 182,914 1,585,026
*MASTERPLAST Nyrt 1,030 9,198
*MOL Hungarian Oil & Gas
PLC 172,706 2,468,848
Opus Global Nyrt 106,523 120,342
OTP Bank Nyrt 35,088 5,184,165
Richter Gedeon Nyrt 34,188 1,273,047
TOTAL HUNGARY 10,756,657
INDIA — (4.5%)
360 ONE WAM, Ltd. 80,254 954,906
*5Paisa Capital, Ltd. 8,601 31,424
Aarti Drugs, Ltd. 16,762 74,267
Aarti Industries, Ltd. 100,049 512,854
Aarti Pharmalabs, Ltd. 22,192 155,168
ABB India, Ltd. 6,072 463,569
Action Construction
Equipment, Ltd. 18,570 208,306
Acutaas Chemicals, Ltd. 6,576 213,990
*Adani Energy Solutions, Ltd. 37,302 643,261
Adani Enterprises, Ltd. 3,222 101,626
*Adani Green Energy, Ltd. 23,592 341,956
Adani Ports & Special
Economic Zone, Ltd. 103,206 1,835,026
*Adani Power, Ltd. 883,306 1,956,206
Shares Value
INDIA — (Continued)
Adani Total Gas, Ltd. 31,402 $ 214,398
ADF Foods, Ltd. 21,335 60,585
*Aditya Birla Fashion and
Retail, Ltd. 221,642 139,933
*Aditya Birla Lifestyle Brands,
Ltd. 94,181 93,446
Aditya Birla Real Estate, Ltd. 33,780 502,053
Aditya Birla Sun Life Asset
Management Co., Ltd. 54,212 574,875
Advanced Enzyme
Technologies, Ltd. 22,820 75,361
Aegis Logistics, Ltd. 55,786 748,842
Aeroflex Industries, Ltd. 8,372 38,208
AGI Greenpac, Ltd. 17,007 126,418
*AGI Infra, Ltd. 2,950 9,649
Ahluwalia Contracts India, Ltd. 19,640 169,075
AIA Engineering, Ltd. 15,634 752,247
Ajanta Pharma, Ltd. 24,776 899,794
Ajmera Realty & Infra India,
Ltd. 38,464 50,931
Alembic Pharmaceuticals, Ltd. 29,904 249,803
Alembic, Ltd. 61,733 58,961
Alkem Laboratories, Ltd. 19,103 1,151,506
*Allcargo Global, Ltd. 301,536 38,650
*Allcargo Logistics, Ltd. 281,841 23,719
Amara Raja Energy & Mobility,
Ltd. 80,370 766,891
*Amber Enterprises India, Ltd. 5,906 460,552
Ambika Cotton Mills, Ltd. 1,168 20,955
Ambuja Cements, Ltd. 112,790 510,903
Anant Raj, Ltd. 79,471 520,145
Andhra Sugars, Ltd. (The) 68,743 59,172
Angel One, Ltd. 500,124 1,561,725
*Antelopus Selan Energy, Ltd. 11,663 100,416
Ω*Antony Waste Handling
Cell, Ltd. 13,809 61,769
Anup Engineering, Ltd. (The) 5,753 131,014
Anupam Rasayan India, Ltd. 3,466 43,874
Apar Industries, Ltd. 16,333 2,456,070
Apcotex Industries, Ltd. 13,262 84,973
Apeejay Surrendra Park
Hotels, Ltd. 45,364 58,184
APL Apollo Tubes, Ltd. 96,528 1,840,724
Apollo Hospitals Enterprise,
Ltd. 25,855 2,427,116
Apollo Pipes, Ltd. 7,906 42,722
Apollo Tyres, Ltd. 265,407 1,190,945
Archean Chemical Industries,
Ltd. 6,634 36,547
Artemis Medicare Services,
Ltd. 8,627 26,989
Arvind Fashions, Ltd. 71,726 338,277
Arvind SmartSpaces, Ltd. 3,031 18,823
Arvind, Ltd. 150,395 808,916
Asahi India Glass, Ltd. 31,183 286,469
Ashapura Minechem, Ltd. 53,849 396,495
Ashiana Housing, Ltd. 23,482 96,141
Ashok Leyland, Ltd. 2,154,267 3,751,990
*Ashoka Buildcon, Ltd. 123,467 156,690

159
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
*Asian Granito India, Ltd. 93,296 $ 53,466
Asian Paints, Ltd. 34,536 994,401
*Associated Alcohols &
Breweries, Ltd. 649 5,192
ΩAster DM Quality Care, Ltd. 60,291 519,502
Astra Microwave Products, Ltd. 27,246 531,585
Astral, Ltd. 25,616 388,905
AstraZeneca Pharma India,
Ltd. 851 72,243
Atul, Ltd. 7,313 516,313
ΩAU Small Finance Bank, Ltd. 235,629 2,586,326
AurionPro Solutions, Ltd. 1,732 13,313
Aurobindo Pharma, Ltd. 143,344 2,373,968
*Aurum Proptech, Ltd. 17,354 39,999
Automotive Axles, Ltd. 3,265 61,635
Avadh Sugar & Energy, Ltd. 4,809 25,402
Avanti Feeds, Ltd. 38,361 361,679
Ω*Avenue Supermarts, Ltd. 5,836 239,826
*AvenuesAI, Ltd. 1,077,833 179,046
AWL Agri Business, Ltd. 52,073 103,387
Axis Bank, Ltd. 649,694 8,371,836
Axis Bank, Ltd., GDR 809 51,938
*AXISCADES Technologies,
Ltd. 2,760 44,937
Bajaj Auto, Ltd. 18,833 2,273,915
*Bajaj Consumer Care, Ltd. 60,268 331,043
Bajaj Finserv, Ltd. 87,283 1,856,165
*Bajaj Hindusthan Sugar, Ltd. 1,276,904 224,159
Balaji Amines, Ltd. 11,656 260,606
Balkrishna Industries, Ltd. 36,625 949,452
Balmer Lawrie & Co., Ltd. 58,050 104,766
Balrampur Chini Mills, Ltd. 241,371 1,482,908
Balu Forge Industries, Ltd. 19,905 91,864
Banco Products India, Ltd. 48,590 324,519
ΩBandhan Bank, Ltd. 739,784 1,350,087
Bank of Baroda 319,673 812,793
Bank of India 266,117 384,749
Bank of Maharashtra 1,420,146 1,180,739
Bannari Amman Sugars, Ltd. 1,452 52,886
BASF India, Ltd. 5,965 227,172
Bayer CropScience, Ltd. 8,446 374,823
BEML, Ltd. 19,964 366,242
Berger Paints India, Ltd. 96,473 526,221
*BF Utilities, Ltd. 8,208 49,064
Bhansali Engineering
Polymers, Ltd. 68,791 83,646
Bharat Bijlee, Ltd. 5,163 136,598
Bharat Dynamics, Ltd. 42,958 564,174
Bharat Electronics, Ltd. 2,731,078 11,101,489
Bharat Forge, Ltd. 125,211 2,886,749
Bharat Heavy Electricals, Ltd. 459,445 1,959,798
Bharat Petroleum Corp., Ltd. 176,350 590,975
Bharat Rasayan, Ltd. 1,332 17,873
*Bharat Wire Ropes, Ltd. 4,320 8,919
Bharti Airtel, Ltd. 466,249 9,636,252
Biocon, Ltd. 109,240 487,381
Birla Corp., Ltd. 12,978 121,123
Birlasoft, Ltd. 260,304 824,985
Shares Value
INDIA — (Continued)
Black Box, Ltd. 15,539 $ 123,038
Bliss Gvs Pharma, Ltd. 39,050 190,574
BLS International Services,
Ltd. 49,498 124,192
Blue Dart Express, Ltd. 4,896 264,789
Blue Star, Ltd. 32,436 571,518
Bombay Burmah Trading Co. 17,539 275,194
Bombay Dyeing &
Manufacturing Co., Ltd. 57,236 72,901
*Borosil, Ltd. 15,802 39,158
Bosch, Ltd. 1,026 441,788
Brigade Enterprises, Ltd. 57,252 348,138
*Brightcom Group, Ltd. 834,956 81,645
Britannia Industries, Ltd. 19,035 1,080,575
BSE, Ltd. 85,344 3,261,346
*Camlin Fine Sciences, Ltd. 58,953 78,925
Campus Activewear, Ltd. 52,894 123,261
Canara Bank 949,844 1,244,160
Cantabil Retail India, Ltd. 3,469 8,927
*Capacit'e Infraprojects, Ltd. 42,713 96,112
Capital Small Finance Bank,
Ltd. 8,349 25,524
Caplin Point Laboratories, Ltd. 15,027 396,373
Carborundum Universal, Ltd. 43,530 485,324
Care Ratings, Ltd. 11,698 209,587
*Cartrade Tech, Ltd. 24,740 705,161
Carysil, Ltd. 14,211 175,048
Castrol India, Ltd. 291,167 565,184
CCL Products India, Ltd. 60,491 732,435
Ceat, Ltd. 23,901 859,174
*Ceigall India, Ltd. 20,512 73,683
Cello World, Ltd. 20,894 75,176
Cemindia Projects, Ltd. 85,788 1,229,794
Central Depository Services
India, Ltd. 83,426 1,165,507
Centum Electronics, Ltd. 514 19,087
Century Enka, Ltd. 10,369 66,339
Century Plyboards India, Ltd. 22,626 189,587
Cera Sanitaryware, Ltd. 3,593 230,684
CESC, Ltd. 247,825 430,041
CG Power & Industrial
Solutions, Ltd. 201,078 1,819,533
Chalet Hotels, Ltd. 39,692 337,537
Chambal Fertilisers and
Chemicals, Ltd. 148,365 682,465
Chennai Petroleum Corp., Ltd. 34,204 451,895
*Choice International, Ltd. 17,637 152,118
CIE Automotive India, Ltd. 91,341 391,154
Cipla, Ltd. 199,856 3,085,761
City Union Bank, Ltd. 410,217 887,804
Clean Science & Technology,
Ltd. 2,445 18,810
CMS Info Systems, Ltd. 142,566 394,012
Coal India, Ltd. 189,776 823,725
ΩCochin Shipyard, Ltd. 56,427 841,541
Coforge, Ltd. 196,054 3,536,225
*Cohance Lifesciences, Ltd. 30,633 136,462
Colgate-Palmolive India, Ltd. 46,268 1,006,728

160
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Computer Age Management
Services, Ltd. 204,469 $ 1,706,105
Concord Biotech, Ltd. 4,053 60,352
Container Corp. of India, Ltd. 103,328 569,081
Coromandel International, Ltd. 81,696 1,775,453
Cosmo First, Ltd. 10,480 98,007
Craftsman Automation, Ltd. 9,220 954,081
CRISIL, Ltd. 7,224 330,086
Crompton Greaves Consumer
Electricals, Ltd. 50,606 138,004
*CSB Bank, Ltd. 27,215 94,097
Cummins India, Ltd. 49,955 2,889,500
Cyient, Ltd. 49,959 443,853
Ω*D P Abhushan, Ltd. 995 13,744
Dabur India, Ltd. 123,391 545,021
*Dalmia Bharat Refractories,
Ltd. 185 –
Dalmia Bharat Sugar &
Industries, Ltd. 9,449 34,750
Dalmia Bharat, Ltd. 34,332 647,564
Data Patterns India, Ltd. 4,012 180,007
Datamatics Global Services,
Ltd. 8,274 72,152
DB Corp., Ltd. 53,560 117,291
DCB Bank, Ltd. 175,439 342,163
DCM Shriram, Ltd. 13,208 143,120
DCW, Ltd. 77,422 37,480
Ddev Plastiks Industries, Ltd. 13,498 37,934
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 55,485 902,972
Deepak Nitrite, Ltd. 44,985 783,672
*Delhivery, Ltd. 256,154 1,293,858
Delta Corp., Ltd. 79,728 52,617
*Devyani International, Ltd. 128,470 153,736
*Dhanlaxmi Bank, Ltd. 173,129 58,190
Dhanuka Agritech, Ltd. 5,389 57,716
ΩDilip Buildcon, Ltd. 38,788 174,478
*Dish TV India, Ltd. 654,442 19,548
*Dishman Carbogen Amcis,
Ltd. 32,616 63,902
Divi's Laboratories, Ltd. 6,228 525,837
Dixon Technologies India, Ltd. 19,597 2,885,482
DLF, Ltd. 123,380 852,533
D-Link India, Ltd. 11,348 53,734
Dodla Dairy, Ltd. 20,302 221,414
Dollar Industries, Ltd. 14,444 39,965
ΩDr. Lal PathLabs, Ltd. 33,354 665,996
Dr. Reddy's Laboratories, Ltd. 62,250 749,036
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 273,895 3,245,656
*Dredging Corp. of India, Ltd. 5,068 60,520
Dwarikesh Sugar Industries,
Ltd. 67,889 26,354
Dynacons Systems &
Solutions Ltd 1,914 24,736
eClerx Services, Ltd. 41,392 800,597
Eicher Motors, Ltd. 34,953 2,869,615
*EID Parry India, Ltd. 75,129 598,457
EIH Associated Hotels 18,243 59,261
Shares Value
INDIA — (Continued)
EIH, Ltd. 100,253 $ 343,581
Eimco Elecon India, Ltd. 1,896 35,386
Elecon Engineering Co., Ltd. 58,807 258,273
*Electronics Mart India, Ltd. 71,989 98,204
Electrosteel Castings, Ltd. 121,003 89,597
Elgi Equipments, Ltd. 130,899 781,498
Emami, Ltd. 130,529 544,538
*Embassy Developments, Ltd. 234,880 150,506
Emcure Pharmaceuticals, Ltd. 20,523 421,602
ΩEndurance Technologies,
Ltd. 25,069 724,706
Engineers India, Ltd. 300,527 700,426
Epigral, Ltd. 3,863 44,077
EPL, Ltd. 127,305 296,758
Ω*Equitas Small Finance
Bank, Ltd. 423,518 333,834
ΩEris Lifesciences, Ltd. 30,024 426,280
ESAB India, Ltd. 1,641 96,802
Escorts Kubota, Ltd. 29,909 967,344
*Eternal, Ltd. 341,115 1,081,279
*Ethos, Ltd. 1,748 47,181
*Eureka Forbes, Ltd. 46,556 218,813
Eveready Industries India, Ltd. 24,689 88,714
Everest Kanto Cylinder, Ltd. 17,320 19,381
Exide Industries, Ltd. 351,064 1,654,966
FDC, Ltd. 29,212 125,463
Federal Bank, Ltd. 1,261,147 4,743,097
*Federal-Mogul Goetze India,
Ltd. 7,668 38,121
FIEM Industries, Ltd. 10,754 261,854
Filatex India, Ltd. 105,104 80,986
Fine Organic Industries, Ltd. 2,898 146,290
Fineotex Chemical, Ltd. 201,562 83,063
Finolex Cables, Ltd. 35,653 369,029
Finolex Industries, Ltd. 196,627 334,605
Firstsource Solutions, Ltd. 266,982 845,366
Flair Writing Industries, Ltd. 14,233 38,650
Force Motors, Ltd. 5,115 959,689
Fortis Healthcare, Ltd. 173,393 1,717,302
*FSN E-Commerce Ventures,
Ltd. 46,232 161,544
G R Infraprojects, Ltd. 18,622 172,548
Gabriel India, Ltd. 54,318 820,790
GAIL India, Ltd. 1,254,006 2,384,603
Galaxy Surfactants, Ltd. 3,190 65,010
Ganesh Housing, Ltd. 4,116 31,948
Ganesha Ecosphere, Ltd. 2,889 35,843
Garden Reach Shipbuilders &
Engineers, Ltd. 9,960 271,529
Garware Hi-Tech Films, Ltd. 4,720 353,771
Garware Technical Fibres, Ltd. 17,914 137,601
Gateway Distriparks, Ltd. 238,075 144,644
GE Vernova T&D India, Ltd. 29,539 1,338,426
*Genesys International Corp.,
Ltd. 568 1,617
Geojit Financial Services, Ltd. 105,382 84,337
GHCL Textiles, Ltd. 45,464 54,138
GHCL, Ltd. 55,432 254,517
Gillette India, Ltd. 3,382 270,234

161
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
ΩGland Pharma, Ltd. 13,949 $ 365,906
GlaxoSmithKline
Pharmaceuticals, Ltd. 14,421 401,337
Glenmark Pharmaceuticals,
Ltd. 104,684 2,450,910
Global Health, Ltd. 59,177 871,762
Globus Spirits, Ltd. 12,770 118,244
GMM Pfaudler, Ltd. 18,361 166,339
*GMR Airports, Ltd. 659,903 727,992
GNA Axles, Ltd. 11,411 64,072
Godawari Power and Ispat,
Ltd. 157,930 401,218
Godfrey Phillips India, Ltd. 23,541 526,357
ΩGodrej Agrovet, Ltd. 43,194 252,061
Godrej Consumer Products,
Ltd. 63,769 715,384
*Godrej Industries, Ltd. 28,415 392,387
Godrej Properties, Ltd. 41,929 925,325
*Gokaldas Exports, Ltd. 19,586 167,286
*Gokul Agro Resources, Ltd. 58,776 138,669
Goldiam International, Ltd. 18,781 73,951
Goodluck India, Ltd. 6,741 107,210
Granules India, Ltd. 169,642 1,466,177
Graphite India, Ltd. 72,492 498,703
Grasim Industries, Ltd. 58,933 1,915,207
*Gravita India, Ltd. 6,015 101,899
Great Eastern Shipping Co.,
Ltd. (The) 109,786 1,553,792
Greaves Cotton, Ltd. 61,120 152,488
Greenlam Industries, Ltd. 39,042 103,073
Greenpanel Industries, Ltd. 25,603 51,794
Greenply Industries, Ltd. 35,677 106,472
Grindwell Norton, Ltd. 27,387 608,562
*GSPL Transmission, Ltd. 49,931 78,505
Gufic Biosciences, Ltd. 6,867 28,057
Gujarat Alkalies & Chemicals,
Ltd. 22,363 157,220
Gujarat Ambuja Exports, Ltd. 67,316 121,425
Gujarat Energy, Ltd. 149,792 430,938
Gujarat Fluorochemicals, Ltd. 16,192 741,049
Gujarat Industries Power Co.,
Ltd. 29,568 49,945
Gujarat Mineral Development
Corp., Ltd. 53,425 315,936
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 82,080 438,982
Gujarat Pipavav Port, Ltd. 249,432 392,833
Gulf Oil Lubricants India, Ltd. 13,767 154,284
Hariom Pipe Industries, Ltd. 2,741 11,218
ΩHarsha Engineers
International, Ltd. 6,415 26,964
Hatsun Agro Product, Ltd. 20,033 185,896
Havells India, Ltd. 91,733 1,212,050
HBL Engineering, Ltd. 86,864 654,291
HCL Technologies, Ltd. 255,126 3,601,417
ΩHDFC Asset Management
Co., Ltd. 65,202 1,787,511
HDFC Bank, Ltd. 686,042 5,379,262
Shares Value
INDIA — (Continued)
HDFC Bank, Ltd., Sponsored
ADR 234,829 $ 5,619,458
ΩHDFC Life Insurance Co.,
Ltd. 43,172 248,177
*HealthCare Global
Enterprises, Ltd. 18,256 128,422
HEG, Ltd. 78,763 542,546
HeidelbergCement India, Ltd. 21,499 34,404
Heritage Foods, Ltd. 42,827 148,188
Hero MotoCorp, Ltd. 87,440 4,935,826
HFCL, Ltd. 672,495 1,366,769
HG Infra Engineering, Ltd. 10,441 58,932
Himadri Speciality Chemical,
Ltd. 158,794 1,249,266
Hindalco Industries, Ltd. 736,437 7,521,050
Hindustan Aeronautics, Ltd. 42,223 2,056,167
Hindustan Copper, Ltd. 208,554 1,074,518
*Hindustan Foods, Ltd. 22,965 138,310
*Hindustan Oil Exploration
Co., Ltd. 24,621 41,619
Hindustan Petroleum Corp.,
Ltd. 395,235 1,614,451
Hindustan Unilever, Ltd. 62,111 1,367,855
*Hindware Home Innovation,
Ltd. 11,740 27,124
Hitachi Energy India, Ltd. 1,384 466,700
HI-Tech Pipes, Ltd. 69,931 62,041
HLE Glascoat, Ltd. 11,047 49,426
Honda India Power Products,
Ltd. 1,550 34,015
HPL Electric & Power, Ltd. 7,877 27,445
*Hubtown, Ltd. 38,840 77,578
Huhtamaki India, Ltd. 7,432 23,223
ICICI Bank, Ltd. 138,699 2,086,554
ICICI Bank, Ltd., Sponsored
ADR 584,699 17,535,123
ΩICICI Lombard General
Insurance Co., Ltd. 33,695 573,396
ΩICICI Prudential Life
Insurance Co., Ltd. 52,025 281,022
ICRA, Ltd. 1,503 77,241
*ideaForge Technology, Ltd. 9,964 91,385
IDFC First Bank, Ltd. 4,036,447 3,582,312
*IFB Industries, Ltd. 8,729 120,366
IIFL Capital Services, Ltd. 103,719 367,199
*India Cements, Ltd. (The) 50,731 211,612
India Glycols, Ltd. 21,930 263,728
India Nippon Electricals, Ltd. 3,820 46,858
ΩIndiaMart InterMesh, Ltd. 20,124 379,596
Indian Bank 107,028 938,311
ΩIndian Energy Exchange,
Ltd. 316,333 438,420
Indian Hotels Co., Ltd. (The),
Class A 214,858 1,663,086
Indian Metals & Ferro Alloys,
Ltd. 8,160 123,886
Indian Oil Corp., Ltd. 293,187 430,708
Indian Railway Catering &
Tourism Corp., Ltd. 58,200 298,762

162
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Indigo Paints, Ltd. 9,089 $ 105,907
Indo Count Industries, Ltd. 56,446 237,373
*Indo Tech Transformers, Ltd. 624 22,587
Indoco Remedies, Ltd. 9,186 21,131
Indraprastha Gas, Ltd. 264,472 421,259
Indraprastha Medical Corp.,
Ltd. 28,173 108,171
*Indus Towers, Ltd. 632,124 2,591,036
IndusInd Bank, Ltd. 196,951 2,089,850
Info Edge India, Ltd. 89,768 1,153,676
Infosys, Ltd. 193,263 2,289,017
#Infosys, Ltd., Sponsored ADR 257,240 3,094,597
Ingersoll Rand India, Ltd. 3,935 178,804
*Inox Green Energy Services,
Ltd. 39,732 70,744
INOX India, Ltd. 4,532 90,626
*Inox Wind, Ltd. 250,907 205,480
Insecticides India, Ltd. 4,969 33,392
Intellect Design Arena, Ltd. 73,002 550,795
ΩInterGlobe Aviation, Ltd. 39,296 2,129,640
IOL Chemicals and
Pharmaceuticals, Ltd. 149,660 229,521
ION Exchange India, Ltd. 15,821 69,757
Ipca Laboratories, Ltd. 59,759 1,094,658
IRB Infrastructure Developers,
Ltd. 1,627,573 341,157
ΩIRCON International, Ltd. 314,763 415,626
ISGEC Heavy Engineering,
Ltd. 11,622 100,605
ITC Hotels, Ltd. 174,314 296,634
ITC, Ltd. 685,997 2,020,281
J Kumar Infraprojects, Ltd. 28,069 141,794
*Jaiprakash Power Ventures,
Ltd. 1,657,713 317,765
Jammu & Kashmir Bank, Ltd.
(The) 369,988 604,917
Jamna Auto Industries, Ltd. 200,312 275,396
*Jana Small Finance Bank,
Ltd. 52,235 314,784
Jash Engineering, Ltd. 7,898 41,764
JBM Auto, Ltd. 16,774 115,738
Jeena Sikho Lifecare, Ltd. 2,270 13,945
JG Chemicals, Ltd. 3,028 15,988
Jindal Drilling & Industries, Ltd. 8,529 55,081
Jindal Saw, Ltd. 222,118 598,158
Jindal Stainless, Ltd. 266,993 2,056,138
Jindal Steel, Ltd. 157,773 1,822,868
*JITF Infralogistics, Ltd. 6,858 24,290
JK Cement, Ltd. 23,434 1,337,051
JK Lakshmi Cement, Ltd. 57,958 342,986
JK Paper, Ltd. 116,372 476,331
JK Tyre & Industries, Ltd. 119,379 500,149
JSW Dulux, Ltd. 9,911 305,261
JSW Energy, Ltd. 197,618 1,148,759
JSW Steel, Ltd. 389,093 5,178,935
JTEKT India, Ltd. 38,619 56,952
JTL Industries, Ltd. 144,364 114,066
Jubilant Foodworks, Ltd. 179,810 825,884
Jubilant Ingrevia, Ltd. 42,367 326,672
Shares Value
INDIA — (Continued)
Jubilant Pharmova, Ltd. 38,624 $ 378,549
*Juniper Hotels, Ltd. 3,445 7,053
*Jupiter Wagons, Ltd. 40,883 111,061
Jyothy Labs, Ltd. 74,226 154,691
Kajaria Ceramics, Ltd. 56,160 705,303
Kalpataru Projects
International, Ltd. 100,180 1,354,002
Kalyan Jewellers India, Ltd. 68,970 442,813
Kalyani Steels, Ltd. 16,839 154,254
Karnataka Bank, Ltd. (The) 199,354 594,938
Karur Vysya Bank, Ltd. (The) 502,228 1,802,526
Kaveri Seed Co., Ltd. 12,783 104,827
KCP, Ltd. (The) 32,972 55,833
KDDL, Ltd. 2,254 78,004
KEC International, Ltd. 44,442 218,426
KEI Industries, Ltd. 64,721 3,390,874
*Kellton Tech Solutions, Ltd. 206,636 30,709
Kewal Kiran Clothing, Ltd. 3,360 17,502
*Keystone Realtors, Ltd. 6,105 25,584
KFin Technologies, Ltd. 21,756 213,855
*Kiri Industries, Ltd. 35,047 152,306
Kirloskar Brothers, Ltd. 16,658 326,491
Kirloskar Ferrous Industries,
Ltd. 16,771 83,016
Kirloskar Oil Engines, Ltd. 65,823 1,510,656
Kirloskar Pneumatic Co., Ltd. 11,092 172,329
Kitex Garments, Ltd. 25,254 38,592
*Knowledge Marine &
Engineering Works, Ltd. 2,369 61,160
*Kolte-Patil Developers, Ltd. 19,142 77,258
Kopran, Ltd. 5,156 10,323
Kotak Mahindra Bank, Ltd. 528,590 2,162,225
KP Energy, Ltd. 24,873 80,016
KPIT Technologies, Ltd. 156,690 982,689
KPR Mill, Ltd. 87,883 966,929
KRBL, Ltd. 47,183 173,620
Ω*Krishna Institute of Medical
Sciences, Ltd. 2,195 18,512
Krsnaa Diagnostics, Ltd. 14,083 77,850
KSB, Ltd. 38,325 343,786
*Kwality Wall's India, Ltd. 59,759 19,359
ΩL&T Technology Services,
Ltd. 12,372 461,011
LA Opala RG, Ltd. 14,886 28,761
Landmark Cars, Ltd. 16,610 94,135
Larsen & Toubro, Ltd. 120,266 4,964,793
*Latent View Analytics, Ltd. 11,863 39,313
ΩLaurus Labs, Ltd. 162,155 3,086,579
Laxmi Organic Industries, Ltd. 31,281 58,513
Ω*Lemon Tree Hotels, Ltd. 371,429 425,480
LG Balakrishnan & Bros, Ltd. 17,685 294,407
Lincoln Pharmaceuticals, Ltd. 7,353 44,477
Linde India, Ltd. 2,120 149,865
Lloyds Enterprises, Ltd. 149,879 125,602
Lloyds Metals & Energy, Ltd. 6,502 139,492
LMW, Ltd. 828 140,165
ΩLodha Developers, Ltd. 7,153 93,256
LT Foods, Ltd. 125,277 538,777
Lumax Auto Technologies, Ltd. 17,326 284,781

163
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Lumax Industries, Ltd. 1,901 $ 105,286
Lupin, Ltd. 113,035 2,860,971
LUX Industries, Ltd. 2,872 37,553
Madhya Bharat Agro Products,
Ltd. 33,895 56,909
Mahanagar Gas, Ltd. 25,652 301,243
Maharashtra Seamless, Ltd. 35,486 210,261
Mahindra & Mahindra, Ltd. 342,168 12,187,370
Mahindra & Mahindra, Ltd.,
GDR 1,668 58,463
*Mahindra Holidays & Resorts
India, Ltd. 53,329 122,073
Mahindra Lifespace
Developers, Ltd. 81,748 336,408
ΩMahindra Logistics, Ltd. 36,044 154,693
*Man Industries India, Ltd. 35,535 198,242
Man Infraconstruction, Ltd. 66,382 68,236
Manali Petrochemicals, Ltd. 12,069 8,208
Mangalam Cement, Ltd. 10,624 105,828
Mangalore Refinery &
Petrochemicals, Ltd. 116,436 207,380
Mankind Pharma, Ltd. 20,364 527,076
Manorama Industries, Ltd. 1,526 25,661
Marico, Ltd. 233,697 2,132,456
Marksans Pharma, Ltd. 122,626 332,028
Maruti Suzuki India, Ltd. 9,524 1,420,789
Mastek, Ltd. 4,587 90,130
ΩMatrimony.com, Ltd. 854 3,911
*Max Estates, Ltd. 22,467 92,585
*Max Financial Services, Ltd. 17,474 274,522
Max Healthcare Institute, Ltd. 78,730 906,408
Mayur Uniquoters, Ltd. 8,424 66,300
Mazagon Dock Shipbuilders,
Ltd. 10,928 272,791
Ω*Medi Assist Healthcare
Services, Ltd. 27,023 101,391
*Medplus Health Services, Ltd. 58,239 430,284
ΩMetropolis Healthcare, Ltd. 77,679 474,183
Minda Corp., Ltd. 71,739 527,018
ΩMishra Dhatu Nigam, Ltd. 16,806 69,750
MM Forgings, Ltd. 16,692 95,667
MOIL, Ltd. 68,037 200,407
Mold-Tek Packaging, Ltd. 9,249 65,159
Monarch Networth Capital, Ltd. 7,715 31,546
Monte Carlo Fashions, Ltd. 11,456 62,794
Morepen Laboratories, Ltd. 335,758 200,719
Motherson Sumi Wiring India,
Ltd. 677,734 288,453
Motilal Oswal Financial
Services, Ltd. 17,199 153,568
Mphasis, Ltd. 90,872 2,230,776
MPS, Ltd. 2,636 74,482
MRF, Ltd. 1,397 1,943,926
Mrs Bectors Food Specialities,
Ltd. 14,053 30,408
MSTC, Ltd. 30,455 197,320
Multi Commodity Exchange of
India, Ltd. 31,365 884,985
Narayana Hrudayalaya, Ltd. 41,890 890,879
Shares Value
INDIA — (Continued)
Natco Pharma, Ltd. 57,438 $ 552,016
National Aluminium Co., Ltd. 866,323 3,178,288
National Fertilizers, Ltd. 97,485 73,021
Nava, Ltd. 115,502 669,964
Navin Fluorine International,
Ltd. 1,077 85,418
Ω*Navkar Corp., Ltd. 17,493 18,832
Navneet Education, Ltd. 62,965 88,493
*Nazara Technologies, Ltd. 84,685 300,877
NBCC India, Ltd. 300,054 298,120
NCC, Ltd. 353,853 523,205
NCL Industries, Ltd. 18,393 35,111
NESCO, Ltd. 11,555 128,950
Nestle India, Ltd. 134,260 2,124,183
Netweb Technologies India,
Ltd. 9,330 442,372
*Network18 Media &
Investments, Ltd. 387,048 119,463
Neuland Laboratories, Ltd. 3,839 766,191
Newgen Software
Technologies, Ltd. 23,462 136,643
NHPC, Ltd. 823,476 679,477
NIIT Learning Systems, Ltd. 60,739 152,658
ΩNippon Life India Asset
Management, Ltd. 64,782 788,532
Nitin Spinners, Ltd. 17,813 101,597
NLC India, Ltd. 76,475 238,766
*NMDC Steel, Ltd. 274,958 123,971
NMDC, Ltd. 2,464,809 2,196,797
NRB Bearings, Ltd. 30,723 131,985
NTPC, Ltd. 456,096 1,659,900
*Nuvoco Vistas Corp., Ltd. 23,583 85,185
Oberoi Realty, Ltd. 67,289 1,288,939
Oil & Natural Gas Corp., Ltd. 276,739 703,427
Oil India, Ltd. 136,061 653,960
Olectra Greentech, Ltd. 9,427 130,831
*One 97 Communications, Ltd. 147,129 2,070,893
Oracle Financial Services
Software, Ltd. 10,071 1,180,676
*Orchid Pharma, Ltd. 3,745 38,722
Orient Cement, Ltd. 42,923 61,468
Orient Electric, Ltd. 58,586 107,311
*Orient Green Power Co., Ltd. 609,448 63,554
Page Industries, Ltd. 2,402 1,016,410
*Panacea Biotec, Ltd. 8,269 36,524
Panama Petrochem, Ltd. 13,480 64,076
ΩParadeep Phosphates, Ltd. 361,992 558,951
ΩParag Milk Foods, Ltd. 48,018 107,852
*Paramount Communications,
Ltd. 18,790 12,777
Patanjali Foods, Ltd. 86,502 321,476
*Patel Engineering, Ltd. 208,365 59,683
*PB Fintech, Ltd. 15,878 266,505
*PC Jeweller, Ltd. 2,638,703 256,085
PCBL CHEMICAL, Ltd. 120,055 399,995
Pearl Global Industries, Ltd. 14,144 306,079
*Pennar Industries, Ltd. 65,033 112,543
Persistent Systems, Ltd. 56,528 3,287,469
Petronet LNG, Ltd. 638,399 1,878,431

164
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Phoenix Mills, Ltd. (The) 67,540 $ 1,340,182
PI Industries, Ltd. 24,320 701,244
*Piccadily Agro Industries, Ltd. 14,470 111,291
Pidilite Industries, Ltd. 40,152 678,100
Piramal Pharma, Ltd. 284,538 583,331
Pitti Engineering, Ltd. 13,106 126,987
PIX Transmissions, Ltd. 1,931 33,856
PNC Infratech, Ltd. 44,494 114,771
Pokarna, Ltd. 9,298 91,396
Poly Medicure, Ltd. 4,471 79,753
Polycab India, Ltd. 17,452 1,665,636
Polyplex Corp., Ltd. 5,489 63,585
Pondy Oxides & Chemicals,
Ltd. 33,483 184,265
Power Grid Corp. of India, Ltd. 519,985 1,549,083
Power Mech Projects, Ltd. 10,843 291,647
Praj Industries, Ltd. 95,309 311,553
Prakash Industries, Ltd. 98,167 126,959
ΩPrataap Snacks, Ltd. 4,820 58,573
Precision Wires India, Ltd. 32,031 125,083
Prestige Estates Projects, Ltd. 108,891 1,844,465
Pricol, Ltd. 81,525 595,235
*Prime Focus, Ltd. 17,379 52,295
*Prism Johnson, Ltd. 105,323 117,515
Privi Speciality Chemicals, Ltd. 5,185 196,559
Procter & Gamble Health, Ltd. 4,113 284,696
Procter & Gamble Hygiene &
Health Care, Ltd. 1,186 106,823
Protean eGov Technologies,
Ltd. 8,331 53,798
*PSP Projects, Ltd. 6,996 71,709
Punjab National Bank 482,128 569,519
*Puravankara, Ltd. 18,870 41,687
*PVR Inox, Ltd. 68,156 807,600
ΩQuess Corp., Ltd. 7,190 25,059
R Systems International, Ltd. 33,115 91,090
RACL Geartech, Ltd. 2,250 29,767
Radico Khaitan, Ltd. 34,668 1,577,182
Rail Vikas Nigam, Ltd. 53,040 125,341
Railtel Corp. of India, Ltd. 92,471 275,722
Rain Industries, Ltd. 212,721 497,051
Rainbow Children's Medicare,
Ltd. 5,721 91,462
Rajratan Global Wire, Ltd. 5,308 27,537
Rallis India, Ltd. 46,429 105,660
Ram Ratna Wires, Ltd. 17,982 84,525
Ramco Cements, Ltd. (The) 59,655 574,105
*Ramco Systems, Ltd. 22,084 134,451
Ramkrishna Forgings, Ltd. 62,399 425,836
*Ramky Infrastructure, Ltd. 14,344 57,006
Rane Holdings, Ltd. 4,335 79,440
Rane Madras, Ltd. 2,955 35,761
Rashi Peripherals, Ltd. 24,969 218,130
Rashtriya Chemicals &
Fertilizers, Ltd. 141,609 189,079
*Rategain Travel
Technologies, Ltd., Class A 930 8,952
Ratnamani Metals & Tubes,
Ltd. 19,343 478,208
Shares Value
INDIA — (Continued)
*RattanIndia Power, Ltd. 2,366,314 $ 216,010
Raymond Lifestyle, Ltd. 38,568 287,193
Raymond Realty, Ltd. 48,210 324,937
*Raymond, Ltd. 48,210 293,105
ΩRBL Bank, Ltd. 694,449 2,732,962
Redington, Ltd. 891,446 3,005,121
Redtape, Ltd. 111,615 155,008
Refex Industries, Ltd. 3,580 11,361
Relaxo Footwears, Ltd. 10,736 45,452
Reliance Industrial
Infrastructure, Ltd. 5,705 44,401
Reliance Industries, Ltd. 721,144 9,884,317
ΩReliance Industries, Ltd.,
GDR 23,300 1,274,510
*Reliance Infrastructure, Ltd. 71,378 44,915
*Reliance Power, Ltd. 2,665,637 654,012
*Religare Enterprises, Ltd. 49,509 131,355
*Restaurant Brands Asia, Ltd. 4,663 3,257
Rhi Magnesita India, Ltd. 47,157 192,033
Rico Auto Industries, Ltd. 78,763 117,028
RITES, Ltd. 80,259 180,083
RPG Life Sciences, Ltd. 2,720 78,913
*RPSG Ventures, Ltd. 6,991 68,525
Safari Industries India, Ltd. 12,429 203,157
*Sagar Cements, Ltd. 27,433 50,016
Sai Silks Kalamandir, Ltd. 23,379 21,839
Saksoft, Ltd. 31,614 56,094
Ω*Salasar Techno
Engineering, Ltd. 699,028 42,785
*SAMHI Hotels, Ltd. 175,573 330,923
Samvardhana Motherson
International, Ltd. 1,532,756 2,421,663
Sandhar Technologies, Ltd. 16,840 110,625
Sangam India, Ltd. 3,209 20,512
Sanghvi Movers, Ltd. 27,808 119,433
Sanofi Consumer Healthcare
India, Ltd. 3,912 189,059
ΩSansera Engineering, Ltd. 2,881 101,058
*Sapphire Foods India, Ltd. 5,917 11,479
Sarda Energy & Minerals, Ltd. 74,799 404,980
Saregama India, Ltd. 18,376 100,696
Sasken Technologies, Ltd. 3,582 68,017
Savita Oil Technologies, Ltd. 17,115 107,938
SBI Cards & Payment
Services, Ltd. 109,363 756,652
ΩSBI Life Insurance Co., Ltd. 60,749 1,198,235
Schaeffler India, Ltd. 11,105 474,763
*Schneider Electric
Infrastructure, Ltd. 29,637 420,972
*SEAMEC, Ltd. 4,422 67,770
Senco Gold, Ltd. 19,983 84,443
*SEPC, Ltd. 400,699 24,861
Seshasayee Paper & Boards,
Ltd. 13,111 33,406
ΩSH Kelkar & Co., Ltd. 20,439 35,257
Shaily Engineering Plastics,
Ltd. 10,577 339,364
Shakti Pumps India, Ltd. 35,505 193,647
Shankara Buildpro, Ltd. 4,888 63,637

165
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Shanthi Gears, Ltd. 1,189 $ 5,138
Sharda Cropchem, Ltd. 24,043 206,563
*Sharda Motor Industries, Ltd. 19,819 180,981
Share India Securities, Ltd. 82,609 154,526
Sheela Foam, Ltd. 26,900 220,974
Shilpa Medicare, Ltd. 48,128 308,319
Shipping Corp. of India, Ltd. 184,909 564,814
Shivalik Bimetal Controls, Ltd. 13,171 103,453
Shree Cement, Ltd. 2,868 783,166
*Shree Renuka Sugars, Ltd. 320,030 73,354
*Shriram Properties, Ltd. 47,899 42,184
Shyam Metalics & Energy, Ltd. 53,037 573,254
Siemens Energy India, Ltd. 7,037 238,276
Siemens, Ltd. 7,037 277,306
*Simplex Infrastructures, Ltd. 827 2,049
ΩSirca Paints India, Ltd. 5,556 24,483
SIS, Ltd. 23,966 106,097
Siyaram Silk Mills, Ltd. 11,799 74,480
SJS Enterprises, Ltd. 17,795 446,055
SJVN, Ltd. 266,060 191,343
SKF India Industrial, Ltd. 10,407 298,843
SKF India, Ltd. 10,407 161,381
Skipper, Ltd. 30,980 171,354
SML Mahindra, Ltd. 1,526 90,931
SMS Pharmaceuticals, Ltd. 8,495 33,289
Sobha, Ltd. 20,517 295,063
Solar Industries India, Ltd. 9,488 1,828,788
*Solara Active Pharma
Sciences, Ltd. 18,642 100,336
Somany Ceramics, Ltd. 5,491 28,133
ΩSona BLW Precision
Forgings, Ltd. 57,567 464,204
Sonata Software, Ltd. 101,199 341,997
South Indian Bank, Ltd. (The) 1,998,206 978,004
Southern Petrochemical
Industries Corp., Ltd. 35,285 24,581
SP Apparels, Ltd. 6,304 65,547
*SPML Infra, Ltd. 27,006 54,272
SPR Auto Technologies, Ltd. 9,852 453,823
SRF, Ltd. 96,925 2,664,003
Star Cement, Ltd. 83,943 178,399
*Star Health & Allied Insurance
Co., Ltd. 77,078 485,499
State Bank of India 231,759 2,495,511
State Bank of India, GDR 6,235 674,627
Steel Authority of India, Ltd. 595,245 1,054,491
Steel Strips Wheels, Ltd. 33,152 107,835
Steelcast, Ltd. 23,540 76,468
*Sterling and Wilson
Renewable 4,606 9,846
*Sterlite Technologies, Ltd. 46,719 272,754
*STL Networks, Ltd. 30,369 7,731
Stove Kraft, Ltd. 9,728 79,362
Strides Pharma Science, Ltd. 46,144 495,704
*Stylam Industries, Ltd. 719 25,502
*Subex, Ltd. 132,324 17,100
Subros, Ltd. 18,613 159,815
Sudarshan Chemical
Industries, Ltd. 13,830 146,960
Shares Value
INDIA — (Continued)
*Sudarshan Colorants India,
Ltd. 1,085 $ 4,107
Sumitomo Chemical India, Ltd. 36,836 197,007
Sun Pharmaceutical Industries,
Ltd. 154,710 3,227,483
Sun TV Network, Ltd. 90,043 480,012
Sundaram-Clayton, Ltd. 2,010 26,408
Sundram Fasteners, Ltd. 69,639 713,396
Sunteck Realty, Ltd. 47,658 150,993
Suprajit Engineering, Ltd. 57,811 305,732
Supreme Industries, Ltd. 39,963 1,451,426
Supreme Petrochem, Ltd. 28,948 216,363
Supriya Lifescience, Ltd. 17,354 157,689
Surya Roshni, Ltd. 50,195 125,941
Suryoday Small Finance Bank,
Ltd. 20,738 35,193
*Suzlon Energy, Ltd. 6,006,341 3,022,213
Swan Corp., Ltd. 111,181 358,660
Swaraj Engines, Ltd. 3,098 117,819
*Syncom Formulations India,
Ltd. 72,965 10,033
ΩSyngene International, Ltd. 86,534 349,981
TAJGVK Hotels & Resorts,
Ltd. 6,616 25,188
Talbros Automotive
Components, Ltd. 8,047 34,388
Tamil Nadu Newsprint &
Papers, Ltd. 22,499 35,531
Tamilnad Mercantile Bank, Ltd. 35,995 321,301
Tanla Platforms, Ltd. 66,825 410,797
*TARC, Ltd. 42,378 60,959
Tata Chemicals, Ltd. 120,382 849,796
Tata Communications, Ltd. 32,920 605,992
Tata Consultancy Services,
Ltd. 121,837 3,020,674
Tata Consumer Products, Ltd. 114,149 1,295,758
Tata Elxsi, Ltd. 8,733 336,168
Tata Motors Passenger
Vehicles, Ltd. 801,052 2,852,355
Tata Motors, Ltd. 801,052 3,667,133
Tata Power Co., Ltd. (The) 307,543 1,227,078
Tata Steel, Ltd. 4,641,349 9,227,244
Tata Technologies, Ltd. 118,266 926,705
*Tata Teleservices
Maharashtra, Ltd. 149,811 62,725
Tatva Chintan Pharma Chem
Pvt, Ltd. 2,966 55,587
TCI Express, Ltd. 3,816 21,663
*TCPL Packaging, Ltd. 358 11,832
TD Power Systems, Ltd. 84,047 996,250
Tech Mahindra, Ltd. 191,009 3,305,698
Techno Electric & Engineering
Co., Ltd. 26,846 275,818
Technocraft Industries India,
Ltd. 3,281 88,735
Tega Industries, Ltd. 12,655 197,024
Ω*Tejas Networks, Ltd. 32,589 175,215
Texmaco Rail & Engineering,
Ltd. 75,245 87,843

166
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Thanga Mayil Jewellery, Ltd. 2,501 $ 136,996
Thejo Engineering, Ltd. 915 20,222
Thermax, Ltd. 7,625 344,110
*Thirumalai Chemicals, Ltd. 13,140 23,997
Thomas Cook India, Ltd. 92,240 100,800
Tilaknagar Industries, Ltd. 68,972 336,240
Time Technoplast, Ltd. 263,477 575,913
Timken India, Ltd. 8,057 265,603
Tips Music, Ltd. 10,430 73,026
Titagarh Rail System, Ltd. 45,996 397,798
Titan Co., Ltd. 73,166 3,738,394
Torrent Pharmaceuticals, Ltd. 45,433 2,439,293
Torrent Power, Ltd. 63,012 933,342
*Transformers & Rectifiers
India, Ltd. 13,335 41,438
Transport Corp. of India, Ltd. 19,622 191,356
Trent, Ltd. 64,464 2,030,837
Trident, Ltd. 876,398 226,964
Triveni Engineering &
Industries, Ltd. 38,758 89,974
*Triveni Power Transmission,
Ltd. 12,919 73,746
Triveni Turbine, Ltd. 79,674 502,435
TTK Prestige, Ltd. 13,193 88,714
Tube Investments of India, Ltd. 59,617 1,720,124
TVS Holdings, Ltd. 4,460 687,732
TVS Motor Co., Ltd. 89,520 4,046,625
TVS Srichakra, Ltd. 2,064 85,037
*TVS Supply Chain Solutions,
Ltd. 139,584 197,654
Uflex, Ltd. 22,012 108,578
Ω*Ujjivan Small Finance Bank,
Ltd. 983,509 739,577
UltraTech Cement, Ltd. 27,023 3,371,113
*Unichem Laboratories, Ltd. 10,202 54,894
Union Bank of India, Ltd. 549,120 985,498
Uniparts India, Ltd. 7,948 60,642
United Breweries, Ltd. 9,681 143,954
*United Foodbrands, Ltd. 3,312 24,355
United Spirits, Ltd. 53,019 842,336
Universal Cables, Ltd. 7,054 100,426
UNO Minda, Ltd. 66,718 825,453
UPL, Ltd. 289,126 1,831,146
Usha Martin, Ltd. 111,370 578,881
UTI Asset Management Co.,
Ltd. 22,734 215,177
*V2 Retail, Ltd. 64,050 147,231
VA Tech Wabag, Ltd. 24,786 513,618
Vadilal Industries, Ltd. 2,133 161,280
Vaibhav Global, Ltd. 23,457 65,482
*Valor Estate, Ltd. 98,229 116,127
Vardhman Special Steels, Ltd. 6,840 21,847
Vardhman Textiles, Ltd. 90,189 553,715
ΩVarroc Engineering, Ltd. 34,691 246,944
Varun Beverages, Ltd. 371,790 1,723,447
*Vascon Engineers, Ltd. 117,538 39,358
Vedanta Aluminium Metal, Ltd. 559,391 2,662,845
*Vedanta Iron and Steel, Ltd. 559,391 189,248
*Vedanta Oil and Gas, Ltd. 559,391 208,361
Shares Value
INDIA — (Continued)
*Vedanta Power, Ltd. 559,391 $ 202,381
Vedanta, Ltd. 559,391 1,549,223
Veedol Corp., Ltd. 4,638 68,028
Venky's India, Ltd. 4,198 65,970
ΩVenus Pipes & Tubes, Ltd. 5,186 90,556
*Veranda Learning Solutions,
Ltd. 4,329 11,755
Vesuvius India, Ltd. 61,234 284,783
V-Guard Industries, Ltd. 74,966 247,097
Vijaya Diagnostic Centre, Ltd. 8,844 124,612
Vimta Labs, Ltd. 14,358 91,619
Vinati Organics, Ltd. 21,935 299,915
Vindhya Telelinks, Ltd. 3,334 69,391
Vintage Coffee And
Beverages, Ltd. 42,099 65,954
Vishnu Chemicals, Ltd. 16,983 109,153
V-Mart Retail, Ltd. 15,318 125,077
*Vodafone Idea, Ltd. 2,946,345 401,739
Voltamp Transformers, Ltd. 6,562 682,437
Voltas, Ltd. 35,059 488,287
VRL Logistics, Ltd. 41,949 116,792
VST Industries, Ltd. 44,319 102,884
VST Tillers Tractors, Ltd. 1,815 84,761
*Walchandnagar Industries,
Ltd. 14,888 36,200
*Websol Energy System, Ltd. 85,859 87,006
Welspun Corp., Ltd. 68,633 1,187,294
Welspun Enterprises, Ltd. 44,942 278,983
Welspun Living, Ltd. 160,639 262,538
West Coast Paper Mills, Ltd. 21,076 125,796
Westlife Foodworld, Ltd. 15,275 81,182
Wheels India, Ltd. 6,604 97,563
Whirlpool of India, Ltd. 25,779 216,926
Windlas Biotech, Ltd. 1,822 16,378
Wipro, Ltd. 242,474 466,702
#Wipro, Ltd., Sponsored ADR 91,473 181,117
*Wockhardt, Ltd. 4,115 84,517
Wonderla Holidays, Ltd. 17,514 87,685
XPRO India, Ltd. 707 11,118
*Yatra Online, Ltd. 65,230 72,795
*Yes Bank, Ltd. 8,064,390 1,924,500
Zee Entertainment Enterprises,
Ltd. 635,182 762,565
Zensar Technologies, Ltd. 84,306 448,810
*Zuari Agro Chemicals, Ltd. 489 1,202
Zydus Lifesciences, Ltd. 155,258 1,833,514
Zydus Wellness, Ltd. 49,311 298,481
TOTAL INDIA 548,908,657
INDONESIA — (0.3%)
ABM Investama TBK PT 324,800 45,307
*Adhi Karya Persero TBK PT 1,582,200 13,981
Adi Sarana Armada TBK PT 1,301,000 44,104
AKR Corporindo TBK PT 6,291,900 512,262
Alam Sutera Realty TBK PT 5,463,800 35,526
Alamtri Minerals Indonesia
TBK PT 4,185,800 352,422
Allo Bank Indonesia TBK PT 732,400 38,464
ANTAM Persero TBK PT 5,334,620 853,824

167
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
*Apollo Global Interactive TBK
PT 247,300 $ 23,020
*<Armidian Karyatama TBK PT 230,900 –
Arwana Citramulia TBK PT 1,706,600 46,473
Aspirasi Hidup Indonesia TBK
PT 4,548,200 90,994
Astra Agro Lestari TBK PT 393,788 150,455
Astra International TBK PT 4,593,500 1,301,926
Astra Otoparts TBK PT 490,800 75,008
*Astrindo Nusantara
Infrastructure TBK PT 10,415,400 82,193
Asuransi Tugu Pratama
Indonesia TBK PT 1,091,100 73,977
Avia Avian TBK PT 4,498,500 81,000
*Bank Aladin Syariah TBK PT 1,811,800 28,193
Bank Amar Indonesia TBK PT 2,783,100 34,027
*Bank Artha Graha
Internasional TBK PT 2,328,200 18,114
Bank BTPN Syariah TBK PT 1,613,900 88,794
*Bank Capital Indonesia TBK
PT 633,700 4,050
Bank Central Asia TBK PT 6,732,300 2,366,444
*Bank China Construction
Bank Indonesia TBK PT 1,768,600 6,782
*Bank Ganesha TBK PT 3,488,800 22,103
*Bank Jago TBK PT 2,076,200 140,767
Bank Mandiri Persero TBK PT 10,551,436 2,456,959
*Bank Mayapada International
TBK PT 1,646,078 17,930
Bank Maybank Indonesia TBK
PT 4,532,400 48,110
Bank Negara Indonesia
Persero TBK PT 3,606,140 707,440
*Bank Neo Commerce TBK PT 3,874,100 56,839
Bank OCBC Nisp TBK PT 2,258,500 161,913
Bank Pan Indonesia TBK PT 2,633,500 130,987
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 2,139,381 93,926
Bank Pembangunan Daerah
Jawa Timur TBK PT 2,682,400 77,517
Bank Rakyat Indonesia
Persero TBK PT 9,351,993 1,579,974
Bank Syariah Indonesia
Persero TBK PT 4,174,037 422,182
*Bank Tabungan Negara
Persero TBK PT 5,114,685 345,356
Barito Pacific TBK PT 6,897,029 707,181
BISI International TBK PT 718,200 26,343
Blue Bird TBK PT 430,800 38,546
*Buana Lintas Lautan TBK PT 10,033,600 253,154
Bukit Asam Persero TBK PT 2,505,600 323,052
*Buma Internasional Grup
TBK PT 2,215,100 26,836
*Bumi Resources Minerals
TBK PT 28,864,300 898,300
*Bumi Resources TBK PT 37,987,900 348,339
*Bumi Serpong Damai TBK PT 3,062,200 97,002
Shares Value
INDONESIA — (Continued)
*Capital Financial Indonesia
TBK PT 476,000 $ 48,410
*Cemindo Gemilang PT 1,372,200 61,007
Charoen Pokphand Indonesia
TBK PT 4,796,600 877,004
ΩCikarang Listrindo TBK PT 720,300 29,022
Ciputra Development TBK PT 3,685,472 117,770
Cisarua Mountain Dairy PT
TBK 821,700 210,060
*Citra Marga Nusaphala
Persada TBK PT 775,750 57,770
Darma Henwa TBK PT 8,347,700 213,401
Dayamitra Telekomunikasi PT 6,431,900 165,140
Dharma Satya Nusantara TBK
PT 2,667,800 197,928
Elnusa TBK PT 2,496,300 96,417
*Energi Mega Persada TBK PT 11,494,900 824,076
Erajaya Swasembada TBK PT 7,429,400 173,411
ESSA Industries Indonesia
TBK PT 4,764,400 169,457
Gajah Tunggal TBK PT 1,261,600 85,888
Garudafood Putra Putri Jaya
TBK PT 5,336,700 87,195
Golden Energy Mines TBK PT 82,500 29,687
Gudang Garam TBK PT 298,500 315,188
*Harum Energy TBK PT 1,959,800 90,943
Hexindo Adiperkasa TBK PT 103,600 25,736
*Impack Pratama Industri TBK
PT 3,333,000 286,178
Indah Kiat Pulp & Paper TBK
PT 1,513,400 706,489
Indika Energy TBK PT 1,356,100 198,207
Indocement Tunggal Prakarsa
TBK PT 427,800 111,027
Indofood CBP Sukses Makmur
TBK PT 151,300 58,648
Indofood Sukses Makmur TBK
PT 2,419,100 937,714
Indomobil Sukses
Internasional TBK PT 704,100 33,456
Indosat TBK PT 2,075,800 219,185
*Industri dan Perdagangan
Bintraco Dharma TBK PT 2,818,500 14,254
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 5,441,297 109,467
*<Inti Agri Resources TBK PT 473,600 –
Japfa Comfeed Indonesia TBK
PT 4,453,000 532,064
Jasa Marga Persero TBK PT 423,426 64,476
Jaya Real Property TBK PT 932,000 55,939
Kalbe Farma TBK PT 9,716,800 391,502
Kawasan Industri Jababeka
TBK PT 12,230,900 88,364
*Krakatau Steel Persero TBK
PT 2,486,800 30,957
Map Aktif Adiperkasa PT 8,485,200 306,512
Mayora Indah TBK PT 1,394,925 130,624
*MD Entertainment TBK PT 662,310 39,016
MDS Retailing TBK PT 496,000 42,863

168
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
Medco Energi Internasional
TBK PT 5,936,832 $ 423,965
Medikaloka Hermina TBK PT 4,935,800 219,442
*Merdeka Battery Materials
TBK PT 10,948,400 307,266
Merdeka Copper Gold TBK PT 1,894,527 286,380
*Metro Healthcare Indonesia
TBK PT 6,462,300 151,555
Metrodata Electronics TBK PT 4,454,600 125,018
Metropolitan Kentjana TBK PT 12,400 15,006
Midi Utama Indonesia TBK PT 6,160,600 97,233
Mitra Keluarga Karyasehat
TBK PT 2,024,400 198,570
*MNC Digital Entertainment
TBK PT 1,683,400 37,421
*MNC Tourism Indonesia TBK
PT 36,244,100 167,181
*Mulia Industrindo TBK PT 1,019,500 13,145
Pabrik Kertas Tjiwi Kimia TBK
PT 1,005,200 363,110
*Pacific Strategic Financial
TBK PT 1,672,500 61,346
Pakuwon Jati TBK PT 2,408,000 35,597
*Panin Financial TBK PT 8,363,500 105,973
*Paninvest TBK PT 919,000 37,028
Pantai Indah Kapuk Dua TBK
PT 72,341 25,127
Perusahaan Gas Negara
Persero TBK PT 4,015,200 334,711
*Petrindo Jaya Kreasi TBK PT 1,825,200 67,453
*Petrosea TBK PT 950,600 248,823
*<Pool Advista Indonesia TBK
PT 91,300 48
*PP Persero TBK PT 2,214,700 24,862
PT TIMAH Persero TBK 2,371,400 500,796
PT Tower Bersama
Infrastructure TBK 636,100 51,082
Puradelta Lestari TBK PT 4,928,200 40,534
Rukun Raharja TBK PT 2,363,500 116,901
Salim Ivomas Pratama TBK PT 1,950,400 66,661
*Sarana Meditama
Metropolitan TBK PT 1,483,100 24,397
Sariguna Primatirta TBK PT 5,716,100 122,619
Sawit Sumbermas Sarana
TBK PT 548,200 30,466
*<Sekawan Intipratama TBK
PT 1,471,800 –
Selamat Sempurna TBK PT 1,843,400 183,377
Semen Indonesia Persero
TBK PT 394,703 32,026
*Sentul City TBK PT 34,531,900 130,497
Steel Pipe Industry of
Indonesia PT 504,000 12,324
Sumber Alfaria Trijaya TBK PT 9,559,600 703,927
Sumber Tani Agung
Resources TBK PT 1,808,600 108,552
Summarecon Agung TBK PT 5,380,833 97,485
Surya Citra Media TBK PT 14,424,400 166,738
Shares Value
INDONESIA — (Continued)
Surya Semesta Internusa TBK
PT 3,255,000 $ 298,474
TBS Energi Utama TBK PT 727,300 18,835
Telkom Indonesia Persero
TBK PT 4,360,000 637,257
Telkom Indonesia Persero
TBK PT, Sponsored ADR 11,885 174,234
Temas TBK PT 1,189,300 7,997
Tempo Scan Pacific TBK PT 427,100 68,359
Total Bangun Persada TBK PT 707,700 44,836
Transcoal Pacific TBK PT 468,500 131,484
Trimegah Bangun Persada
TBK PT 4,600,700 228,833
Trimegah Sekuritas
IndonesiaTBK PT 553,500 17,380
Triputra Agro Persada PT 5,693,300 553,700
Tunas Baru Lampung TBK PT 1,497,628 51,602
Ultrajaya Milk Industry &
Trading Co. TBK PT 1,058,000 86,432
Unilever Indonesia TBK PT 860,200 83,898
United Tractors TBK PT 1,146,224 1,525,623
Vale Indonesia TBK PT 1,225,108 359,145
*<Waskita Karya Persero TBK
PT 3,217,605 6,774
*<Wijaya Karya Persero TBK
PT 1,766,100 3,754
Wintermar Offshore Marine
TBK PT 1,616,362 45,812
XLSMART Telecom Sejahtera
TBK PT 4,299,746 583,049
TOTAL INDONESIA 34,242,668
IRELAND — (0.4%)
AIB Group PLC 1,377,610 16,254,261
Bank of Ireland Group PLC 551,985 11,488,706
Cairn Homes PLC 484,780 1,358,153
FBD Holdings PLC 14,294 287,804
Glanbia PLC 150,979 3,991,828
Ω*Glenveagh Properties PLC 325,562 893,362
Irish Continental Group PLC 88,767 806,833
Kerry Group PLC, Class A 67,428 6,423,562
Kingspan Group PLC 62,297 5,751,981
Permanent TSB Group
Holdings PLC 37,087 126,731
TOTAL IRELAND 47,383,221
ISRAEL — (1.0%)
*Accel Solutions Group, Ltd. 38,891 28,005
Ackerstein Group, Ltd. 27,114 81,276
Afcon Holdings, Ltd. 936 183,401
*AFI Properties, Ltd. 4,877 305,965
#Africa Israel Residences, Ltd. 2,800 198,423
*Airport City, Ltd. 17,649 317,577
#Albaad Massuot Yitzhak, Ltd. 4,062 39,756
Alrov Properties and Lodgings,
Ltd., Registered 2,753 229,276
Altshuler Shaham Finance,
Ltd. 101,935 212,915
Amos Luzon Development and
Energy Group, Ltd. 4,680 7,056

169
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
ISRAEL — (Continued)
Amot Investments, Ltd. 72,629 $ 440,923
#Analyst IMS Investment
Management Services, Ltd. 4,355 204,797
#Arad, Ltd. 13,942 235,072
*Argo Properties NV 7,075 292,505
#Ari Real Estate Arena
Investment, Ltd. 13,159 19,553
#*Ashdod Refinery, Ltd. 3,674 141,218
#Ashtrom Group, Ltd. 22,738 465,729
AudioCodes, Ltd. 19,311 184,999
AudioCodes, Ltd. – 4
#Aura Investments, Ltd. 59,185 309,247
Automatic Bank Services, Ltd. 10,592 77,032
*Avgol Industries 1953, Ltd. 8,213 2,360
#Ayalon Holdings, Ltd. 16,001 738,873
Azorim-Investment
Development & Construction
Co., Ltd. 48,197 226,965
Azrieli Group, Ltd. 3,290 434,813
Bank Hapoalim BM 362,636 8,802,552
Bank Leumi Le-Israel BM 471,512 11,146,663
#*Baran Group, Ltd. 5,820 45,653
#*Bet Shemesh Engines
Holdings 1997, Ltd. 4,354 1,181,580
Bezeq The Israeli
Telecommunication Corp., Ltd. 515,390 1,232,365
Big Shopping Centers, Ltd. 2,006 450,640
Blue Square Real Estate, Ltd. 2,181 228,934
*C. Mer Industries, Ltd. 1,982 34,175
*Camtek, Ltd. 5,451 758,510
Carasso Motors, Ltd. 33,293 332,696
*Carasso Real Estate, Ltd. 1,057 11,381
Castro Model, Ltd. 1,296 61,834
Cellcom Israel, Ltd. 95,695 1,032,530
*Ceragon Networks, Ltd. 10,091 21,897
*CIELO-BLU GROUP, Ltd. 23,341 22,471
*Clal Biotechnology Industries,
Ltd. – –
Clal Insurance Enterprises
Holdings, Ltd., Registered 67,355 5,098,669
Danel Adir Yeoshua, Ltd. 3,425 481,500
Danya Cebus, Ltd. 5,806 222,407
#*Delek Automotive Systems,
Ltd. 22,978 127,114
Delek Group, Ltd. 116,847 3,057,258
*Delek Yizum Nechasim, Ltd. 11,685 257,379
Delta Galil, Ltd. 10,494 606,580
Delta Israel Brands, Ltd. 3,255 121,817
Diplomat Holdings, Ltd. 6,485 100,680
Dor Alon Energy in Israel
1988, Ltd. 1,159 70,135
*Doral Group Renewable
Energy Resources, Ltd. 78,438 1,770,020
#*Duniec Brothers, Ltd. 3,192 262,895
El Al Israel Airlines 237,429 1,053,724
Elbit Systems, Ltd. 1,499 1,212,166
Elbit Systems, Ltd. 887 713,099
#Electra Consumer Products
1970, Ltd. 6,879 161,902
Shares Value
ISRAEL — (Continued)
Electra, Ltd. 20,682 $ 803,735
Energix-Renewable Energies,
Ltd. 38,627 280,036
*Enlight Renewable Energy,
Ltd. 1,161 98,569
*Enlight Renewable Energy,
Ltd. 15,900 1,342,914
*Equital, Ltd. 19,437 727,435
*Fattal Holdings 1998, Ltd. 4,437 982,265
First International Bank Of
Israel, Ltd. (The) 22,385 1,728,168
FMS Enterprises Migun, Ltd. 1,586 100,221
#Formula Systems 1985, Ltd. 8,787 926,579
#Fox Wizel, Ltd. 7,371 727,676
Gav-Yam Lands Corp., Ltd. – 6
#*Gilat Satellite Networks, Ltd. 41,334 457,054
Hagag Group Real Estate
Development 24,190 171,265
*Hamat Group, Ltd. 1,372 6,936
Harel Insurance Investments &
Financial Services, Ltd. 89,394 5,129,248
Hilan, Ltd. 10,963 783,340
IBI Managing & Underwriting,
Ltd. 7,009 25,315
ICL Group, Ltd. 157,626 805,593
IDI Insurance Co., Ltd. 10,679 843,955
Ilex Medical, Ltd. 533 8,672
Inrom Construction Industries,
Ltd. 83,769 668,587
*Isracard, Ltd. 1 2
#Israel Canada T.R, Ltd.,
Class A 99,356 508,112
Israel Discount Bank, Ltd.,
Class A 391,700 4,088,216
#Israel Shipyards Industries,
Ltd. 2,435 91,209
#*Israir Group, Ltd. 102,354 45,592
Isras Investment Co., Ltd. 1,324 365,358
*Isrotel, Ltd. 5,555 229,119
Issta, Ltd. 11,099 324,871
Kamada, Ltd. 13,239 94,527
Kamada, Ltd. 6,921 50,266
#Kardan Real Estate
Enterprise & Development,
Ltd., Registered 59,640 98,882
Kenon Holdings, Ltd. 8,219 560,432
Klil Industries, Ltd. 76 4,683
#*Kvutzat Acro, Ltd. 8,721 116,910
Lahav L.R. Real Estate, Ltd. 39,752 146,174
Land Development Nimrodi
Group, Ltd. 18,252 237,646
Lapidoth Capital, Ltd. 6,451 169,652
Libra Insurance Co., Ltd. 8,123 57,352
M Yochananof & Sons, Ltd. 6,048 691,279
*Malam-Team Holding, Ltd. 1,558 68,529
Matrix IT, Ltd. 39,237 1,108,372
Max Stock, Ltd. 47,241 539,342
Mediterranean Towers, Ltd. 75,670 374,872
Mega Or Holdings, Ltd. 8,400 1,363,081

170
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
ISRAEL — (Continued)
Meitav Investment House, Ltd. 28,865 $ 1,248,053
Melisron, Ltd. 1 81
Menora Mivtachim Holdings,
Ltd. 17,643 2,759,825
*Meshek Energy Renewable
Energies, Ltd. 196,050 717,065
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,676 208,941
*Migdal Insurance & Financial
Holdings, Ltd. 354,650 2,014,063
Mivne Real Estate KD, Ltd. 153,283 675,774
Mizrahi Tefahot Bank, Ltd. 36,970 2,749,044
Naphtha Israel Petroleum
Corp., Ltd. 15,632 123,845
*Nayax, Ltd. 1,669 113,260
Neto Malinda Trading, Ltd. 6,962 320,800
*Neto ME Holdings, Ltd. 1,038 74,575
Next Vision Stabilized
Systems, Ltd. 42,903 3,327,552
#*Nice, Ltd., Sponsored ADR 980 96,814
#*Nova, Ltd. 560 218,887
*Nova, Ltd., Registered 5,678 2,272,201
Novolog, Ltd. 145,969 38,755
Oil Refineries, Ltd. 1,988,076 1,264,723
One Software Technologies,
Ltd. 31,378 669,952
*OPC Energy, Ltd. 33,580 1,051,985
*OY Nofar Energy, Ltd. 6,729 395,546
#Palram Industries 1990, Ltd. 9,703 130,613
Partner Communications Co.,
Ltd. 116,031 1,429,286
Paz Retail And Energy, Ltd. 8,178 2,304,790
*Perion Network, Ltd. 12,583 119,373
Phoenix Financial, Ltd. 88,692 4,981,802
Plasson Industries, Ltd., Class
B 1,869 97,962
Polyram Plastic Industries, Ltd. 16,346 43,174
#Prashkovsky Investments
and Construction, Ltd. 5,750 249,931
Qualitau, Ltd. 2,925 482,573
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 5,737 644,866
Rani Zim Shopping Centers,
Ltd. 28,766 44,302
#*Rapac Communication &
Infrastructure, Ltd. 2,234 61,749
*REIT Azorim HF Living, Ltd. 1 2
Sano-Brunos Enterprises, Ltd. 101 11,547
Scope Metals Group, Ltd. 5,877 558,499
Shapir Engineering and
Industry, Ltd. 25,726 384,695
*Shikun & Binui Soltec
Renewable Energy 142,264 190,481
*Shikun & Binui, Ltd. 159,766 913,052
Shufersal, Ltd. 141,441 2,018,969
Strauss Group, Ltd. 13,544 512,187
#*Tadiran Group, Ltd. 1,819 112,152
ΩTamar Petroleum, Ltd. 60,955 594,989
Shares Value
ISRAEL — (Continued)
*TAT Technologies, Ltd. 3,278 $ 134,347
Tel Aviv Stock Exchange, Ltd. 43,991 1,695,194
Telsys, Ltd. 2,110 238,503
*Tera Light, Ltd. 16,867 100,250
*Teva Pharmaceutical
Industries, Ltd. 4,387 155,729
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 173,241 6,065,167
Tiv Taam Holdings 1, Ltd. 55,494 208,772
*Tower Semiconductor, Ltd. 2,879 636,404
*Tower Semiconductor, Ltd. 25,744 5,655,184
Turpaz Industries, Ltd. 322 6,763
*Veridis Environment, Ltd. 20,244 333,858
Victory Supermarket Chain,
Ltd. 4,534 68,081
Villar International, Ltd. 1,446 81,694
YD More Investments, Ltd. 16,291 226,903
#YH Dimri Construction &
Development, Ltd. 3,179 375,606
TOTAL ISRAEL 126,222,203
ITALY — (2.3%)
A2A SpA 1,258,893 3,286,462
ACEA SpA 38,703 939,577
#Aeroporto Guglielmo Marconi
Di Bologna SpA 2,776 31,045
Amplifon SpA 21,326 298,120
Ariston Holding NV, Class B 64,699 271,108
Arnoldo Mondadori Editore
SpA 125,137 302,350
Ascopiave SpA 48,353 149,651
Azimut Holding SpA 79,677 3,365,291
B&C Speakers SpA 1,582 20,204
Banca Generali SpA 44,326 3,332,801
#Banca IFIS SpA 32,894 558,231
Banca Mediolanum SpA 128,413 3,423,263
Banca Monte dei Paschi di
Siena SpA 1,368,028 18,207,844
Ω*Banca Sistema SpA 23,738 42,989
#Banco BPM SpA, Class R 1,178,389 21,387,662
Banco di Desio e della Brianza
SpA 32,197 626,048
BasicNet SpA 2,271 16,069
#*Biesse SpA 7,418 43,271
#BPER Banca SPA 1,157,458 18,737,196
Brembo NV 95,690 1,163,716
Brunello Cucinelli SpA 23,974 2,425,121
Buzzi SpA 63,060 2,982,680
Cairo Communication SpA 51,952 139,870
Cementir Holding NV 36,437 632,192
*CIR SpA-Compagnie
Industriali 344,301 284,821
Comer Industries SpA, Class R 377 21,861
Credito Emiliano SpA 56,637 1,238,110
d'Amico International Shipping
SA 41,774 346,294
Danieli & C Officine
Meccaniche SpA 27,539 1,411,249

171
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
ITALY — (Continued)
Danieli & C Officine
Meccaniche SpA 8,601 $ 641,253
#Davide Campari-Milano NV 267,519 1,814,752
De' Longhi SpA 42,385 1,974,049
#DiaSorin SpA 66 5,457
Ω#doValue SpA 12,756 33,873
Emak SpA 39,001 39,039
ΩEnav SpA 59,926 348,876
Enel SpA 1,242,982 14,013,669
Eni SpA, Class B 815,306 22,494,435
ERG SpA 32,099 813,231
Esprinet SpA 21,120 172,284
Ferrari NV 2,484 971,994
#Ferrari NV 9,517 3,748,461
#Ferretti SpA 111,178 369,677
Fiera Milano SpA 17,695 171,423
Fila SpA 23,690 255,257
#*Fincantieri SpA 25,511 397,862
FinecoBank Banca Fineco SpA 239,758 6,534,968
FNM SpA 120,333 63,548
Garofalo Health Care SpA 15,570 101,035
Gefran SpA 3,469 43,704
#Generali 85,809 4,343,022
#GPI SpA 5,611 88,444
Ω#*GVS SpA 23,527 117,479
Hera SpA 632,881 2,761,186
*IMMSI SpA 86,759 52,605
Industrie De Nora SpA 14,268 105,063
Ω#Infrastrutture Wireless
Italiane SpA 121,184 895,826
#Intercos SpA 25,638 393,501
#Interpump Group SpA, Class
R 20,247 809,274
Intesa Sanpaolo SpA 1,633,381 12,288,648
Iren SpA 312,912 907,972
Italgas SpA 331,840 3,415,568
#Italmobiliare SpA 8,242 248,450
Iveco Group NV 97,940 1,565,756
Leonardo SpA 79,339 5,031,543
Lottomatica Group Spa 60,748 1,641,101
LU-VE SpA, Registered 2,992 195,875
Maire SpA 101,434 1,504,325
#MARR SpA 8,793 64,444
MFE-MediaForEurope NV,
Class A 118,927 365,613
#MFE-MediaForEurope NV,
Class A 172,857 523,056
#MFE-MediaForEurope NV,
Class B 42,671 172,520
Moltiply Group SpA 12,608 529,474
Moncler SpA 97,897 5,530,395
#*NewPrinces SpA 6,329 116,801
Ω#Nexi SpA 27,006 131,806
Orsero SpA 6,602 122,446
ΩOVS SpA 185,550 1,336,413
Pharmanutra SpA 2,475 236,921
#Piaggio & C SpA 114,452 255,728
ΩPirelli & C SpA 300,789 2,284,079
Poste Italiane SpA 194,282 5,858,748
Shares Value
ITALY — (Continued)
Prysmian SpA 77,203 $ 10,676,869
ΩRAI Way SpA 63,527 339,142
Reply SpA 7,469 943,561
#Revo Insurance SpA 2,932 86,865
Rizzoli Corriere Della Sera
Mediagroup SpA 81,088 86,485
Sabaf SpA 3,442 49,106
*Safilo Group SpA 106,087 201,640
#Saipem SpA 1,170,500 5,640,055
*Salvatore Ferragamo SpA 13,876 162,524
#Sanlorenzo SpA 9,195 400,109
Sesa SpA 4,552 483,927
Snam SpA 404,147 2,737,868
*Sogefi SpA 45,758 101,398
#SOL SpA 17,647 1,155,283
#*Stellantis NV 576,446 3,320,329
*Stellantis NV 394,373 2,255,343
*Stellantis NV 32,213 183,905
ΩTechnogym SpA 64,270 999,008
*Technoprobe SpA 170 5,418
*Telecom Italia SpA 1,226,856 10,379,189
*Telecom Italia SpA,
Sponsored ADR 41,507 354,885
Tenaris SA 65,231 1,871,784
Tenaris SA, Sponsored ADR 39,550 2,267,402
Terna - Rete Elettrica
Nazionale 406,322 4,661,845
#*TREVI - Finanziaria
Industriale SpA 46,429 243,056
TXT e-solutions SpA 3,599 191,720
UniCredit SpA 311,030 29,204,577
#Unipol Assicurazioni SpA 261,914 8,157,409
#Webuild SpA 408,464 1,055,526
Wiit SpA 8,012 258,110
#Zignago Vetro SpA 5,757 49,281
TOTAL ITALY 283,111,644
JAPAN — (15.5%)
#&Do Holdings Co., Ltd. 7,800 45,852
77 Bank, Ltd. (The) 130,200 2,857,899
A&D HOLON Holdings Co.,
Ltd. 26,300 498,003
AB&Company Co., Ltd.,
Registered 6,100 52,371
#ABC-Mart, Inc. 54,700 935,457
Achilles Corp. 11,400 92,933
AD Works Group Co., Ltd. 47,200 121,539
ADEKA
Corp.
47,000 1,164,484
#Ad-sol Nissin Corp. 9,700 92,233
Advantest Corp. 153,200 31,270,215
Aeon Co., Ltd. 406,788 3,484,747
#Aeon Fantasy Co., Ltd. 4,100 71,121
#Aeon Hokkaido Corp. 36,500 193,933
#Aeon Kyushu Co., Ltd. 700 12,468
AFC-HD AMS Life Science
Co., Ltd. 6,929 37,381
AGC, Inc. 64,300 2,454,889
Ahresty Corp. 18,800 82,768
Ai Holdings Corp. 16,900 313,110

172
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Aica Kogyo Co., Ltd. 45,900 $ 1,062,856
Aichi Corp. 13,900 126,669
Aichi Financial Group, Inc. 144,105 1,572,055
Aida Engineering, Ltd. 39,419 295,596
#AIMECHATEC, Ltd. 900 37,532
Ain Holdings, Inc. 20,301 750,076
Ainavo Holdings Co., Ltd. 4,500 21,818
Air Water, Inc. 144,100 2,277,907
Airman Corp. 14,800 236,651
Airport Facilities Co., Ltd. 22,700 134,154
#Airtech Japan, Ltd. 5,300 44,570
Aisan Industry Co., Ltd. 35,600 537,493
Aisin Corp. 181,386 2,532,968
#AIT Corp. 4,900 72,534
#Aizawa Securities Group Co.,
Ltd. 14,100 151,162
Ajinomoto Co., Inc. 198,500 6,189,684
Akatsuki Corp. 20,800 78,641
#*Akebono Brake Industry
Co., Ltd. 149,400 103,212
Akita Bank, Ltd. (The) 5,100 232,539
#Albis Co., Ltd. 4,000 63,910
Alconix Corp. 25,300 413,444
Alfresa Holdings Corp. 113,800 1,657,774
#Alinco, Inc. 12,300 85,438
Allied Telesis Holdings KK,
Class B 41,700 61,545
#Alpen Co., Ltd. 15,500 215,720
AlphaPolis Co., Ltd. 7,700 51,309
#Alps Alpine Co., Ltd.,
Registered 162,700 2,262,319
ALSOK Co., Ltd. 233,500 1,720,179
#Altech Corp. 33,330 172,694
Amada Co., Ltd. 178,500 3,124,381
Amano Corp. 40,600 987,812
#Amiyaki Tei Co., Ltd. 6,900 58,849
#Amvis Holdings, Inc. 16,800 40,305
ANA Holdings, Inc. 21,600 422,707
Anabuki Kosan, Inc. 1,900 27,123
and ST HD Co., Ltd., Class B 28,500 604,993
Anest Iwata Corp. 9,000 101,912
#Anicom Holdings, Inc., Class
B 53,200 401,944
Anrakutei Co., Ltd. 1,700 40,465
Anritsu Corp. 900 20,145
#Anycolor, Inc. 23,100 379,813
#AOKI Holdings, Inc. 30,500 329,854
Aoyama Trading Co., Ltd. 137,100 645,784
Aoyama Zaisan Networks Co.,
Ltd. 14,800 118,140
Aozora Bank, Ltd., Class A 111,700 2,131,227
#Appier Group, Inc. 64,300 384,851
#Arakawa Chemical Industries,
Ltd. 10,600 121,095
Arata Corp. 19,800 324,684
#Araya Industrial Co., Ltd. 4,000 67,000
*ARCHION Corp. 287,500 482,101
#ARCLANDS Corp. 48,820 586,852
Arcs Co., Ltd. 30,700 697,004
Shares Value
JAPAN — (Continued)
ARE Holdings, Inc. 44,300 $ 861,099
Arealink Co., Ltd. 30,100 188,474
Argo Graphics, Inc. 31,900 273,672
Ariake Japan Co., Ltd. 10,400 350,749
Arisawa Manufacturing Co.,
Ltd. 30,600 468,537
Artience Co., Ltd. 24,200 677,858
#Artnature, Inc. 2,500 13,880
Artner Co., Ltd. 6,600 39,420
As One Corp. 46,258 698,700
Asahi Co., Ltd. 11,900 101,493
#Asahi Diamond Industrial
Co., Ltd. 42,300 293,025
Asahi Group Holdings, Ltd. 251,403 2,631,265
Asahi Intecc Co., Ltd. 61,200 1,381,012
Asahi Kasei Corp. 583,400 6,311,236
Asahi Kogyosha Co., Ltd. 12,200 291,160
#Asahi Net, Inc. 14,300 56,940
Asahi Printing Co., Ltd. 3,700 20,542
ASAHI YUKIZAI Corp. 10,000 381,850
Asanuma Corp. 64,300 351,737
Ascentech KK 5,600 14,666
Asia Pile Holdings Corp. 28,300 264,649
Asics Corp. 149,700 4,469,611
#ASKA Pharmaceutical
Holdings Co., Ltd. 13,300 179,672
Astellas Pharma, Inc. 645,700 8,929,699
Astena Holdings Co., Ltd. 30,400 96,417
*Atom Corp. 2,300 5,504
#Atrae, Inc. 9,500 51,371
#*Atsugi Co., Ltd. 10,700 73,114
#Aucnet, Inc. 25,600 214,640
Autobacs Seven Co., Ltd. 66,200 646,929
Avant Group Corp. 16,200 129,315
Avantia Co., Ltd. 4,200 22,790
Avex, Inc. 23,600 195,648
Awa Bank, Ltd. (The) 36,800 1,927,537
Axial Retailing, Inc. 57,300 456,313
Axyz Co., Ltd. 400 8,717
Azbil Corp. 169,500 1,772,977
#AZ-COM MARUWA Holdings,
Inc. 19,200 111,058
AZOOM Co., Ltd. 2,200 64,318
Bandai Namco Holdings, Inc. 100,000 2,894,646
Bando Chemical Industries,
Ltd. 18,100 275,436
Bank of Iwate, Ltd. (The) 21,400 289,634
Bank of Nagoya, Ltd. (The) 24,900 1,018,050
Bank of Saga, Ltd. (The) 2,801 98,512
Bank of the Ryukyus, Ltd. 45,400 839,141
Bank of Toyama, Ltd. (The) 700 10,046
Base Co., Ltd. 5,700 115,092
#baudroie, Inc. 2,200 39,641
BayCurrent, Inc. 52,100 2,335,952
#Beauty Garage, Inc. 3,800 33,149
Belc Co., Ltd., Class R 8,500 355,535
Bell System24 Holdings, Inc. 29,200 250,325
Bell-Park Co., Ltd. 3,000 54,282
Belluna Co., Ltd. 47,100 317,698

173
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#*Bengo4.com, Inc. 300 $ 4,356
#Bewith, Inc. 2,000 20,298
#Bic Camera, Inc. 72,300 791,906
BIPROGY, Inc. 65,100 1,990,308
B-Lot Co., Ltd., Class B 11,500 105,159
Blue Zones Holdings Co., Ltd. 76,000 853,672
#Bookoff Group Holdings, Ltd. 7,600 134,411
Bourbon Corp. 3,300 65,492
B-R31 Ice Cream Co., Ltd. 1,000 25,561
Bridgestone Corp. 309,700 7,712,109
Broadleaf Co., Ltd. 53,600 148,117
Broadmedia Corp. 2,200 24,235
Brother Industries, Ltd. 137,700 3,468,769
#Buffalo, Inc. 9,200 158,375
#Bull-Dog Sauce Co., Ltd. 4,200 47,928
Bunka Shutter Co., Ltd. 47,456 567,475
#Bushiroad, Inc. 8,900 21,073
Business Brain Showa-Ota,
Inc., Class G 23,700 154,056
#Business Engineering Corp.,
Class G 16,800 129,040
BuySell Technologies Co., Ltd. 10,600 197,853
C. Uyemura & Co., Ltd. 7,000 983,891
Calbee, Inc. 61,200 1,116,187
Canon Marketing Japan, Inc. 56,600 1,280,409
Canon, Inc. 94,100 2,616,893
Capcom Co., Ltd. 85,500 2,128,573
Career Design Center Co., Ltd. 3,100 56,811
#Careerlink Co., Ltd. 5,000 74,266
#Carlit Co., Ltd. 17,900 260,926
#Cawachi, Ltd. 10,400 217,177
CCI Group, Inc. 173,300 1,204,855
CDS Co., Ltd. 3,100 33,351
CE Holdings Co., Ltd. 4,700 49,443
Celsys, Inc. 18,000 194,781
Central Automotive Products,
Ltd. 16,300 210,474
Central Glass Co., Ltd. 17,800 444,930
Central Japan Railway Co. 64,000 1,602,964
#Central Security Patrols Co.,
Ltd. 6,600 115,482
#Central Sports Co., Ltd. 3,500 53,437
#Ceres, Inc. 6,700 88,913
#Change Holdings, Inc. 17,100 103,099
Charm Care Corp. KK 15,100 128,690
Chiba Bank, Ltd. (The) 87,900 1,450,233
Chiba Kogyo Bank, Ltd. (The) 41,600 682,425
#Chikaranomoto Holdings Co.,
Ltd. 9,300 96,081
#Chino Corp. 7,400 74,407
#*Chiyoda Corp. 110,400 456,923
Chori Co., Ltd. 6,300 154,508
Chubu Electric Power Co., Inc. 96,700 1,692,592
Chubu Shiryo Co., Ltd. 16,400 194,771
#Chubu Steel Plate Co., Ltd. 11,500 153,622
Chuetsu Pulp & Paper Co.,
Ltd. 10,700 140,516
Chugai Pharmaceutical Co.,
Ltd. 88,900 3,870,339
Shares Value
JAPAN — (Continued)
#Chugai Ro Co., Ltd. 3,700 $ 89,813
Chugin Financial Group, Inc. 36,100 753,401
#Chugoku Electric Power Co.,
Inc. (The) 189,100 1,117,082
Chugoku Marine Paints, Ltd. 29,600 666,453
Citizen Watch Co., Ltd. 247,800 3,319,563
CKD Corp. 34,700 1,307,584
CK-San-Etsu Co., Ltd. 3,700 120,603
Cleanup Corp. 6,900 40,215
#CMK Corp. 64,100 253,622
Coca-Cola Bottlers Japan
Holdings, Inc. 96,213 2,313,100
#Colowide Co., Ltd. 60,700 784,363
Computer Engineering &
Consulting, Ltd. 19,500 274,206
#Computer Institute of Japan,
Ltd. 23,600 76,480
COMSYS Holdings Corp. 52,600 1,739,624
Comture Corp. 17,300 155,371
Copro-Holdings Co., Ltd. 4,800 24,539
#Core Concept Technologies,
Inc., Class B 4,600 41,890
#Core Corp., Class D 5,600 71,114
Cosmo Energy Holdings Co.,
Ltd. 112,600 2,817,387
Cosmos Initia Co., Ltd. 8,500 70,680
Cosmos Pharmaceutical Corp. 41,300 1,655,631
#Cota Co., Ltd. 13,929 106,376
#Create Restaurants Holdings,
Inc. 153,520 751,089
Create SD Holdings Co., Ltd. 24,300 508,205
Creek & River Co., Ltd. 8,600 77,993
#Cresco, Ltd. 21,700 220,373
#Cross Cat Co., Ltd. 5,400 33,914
Cross Marketing Group, Inc. 1,900 7,243
CTI Engineering Co., Ltd. 14,200 283,153
#CTS Co., Ltd. 16,000 84,911
Curves Holdings Co., Ltd. 40,800 245,992
Cyber Security Cloud, Inc. 500 5,718
CyberAgent, Inc. 226,346 2,069,063
#Cybozu, Inc. 16,300 275,889
Dai Nippon Printing Co., Ltd. 60,000 1,100,895
#Dai Nippon Toryo Co., Ltd. 10,200 89,620
Daicel Corp. 201,600 1,836,526
Dai-Dan Co., Ltd. 66,000 1,011,813
Daido Metal Co., Ltd. 38,900 333,481
Daido Steel Co., Ltd. 95,900 1,369,914
Daiei Kankyo Co., Ltd. 1,300 30,535
Daifuku Co., Ltd. 64,300 2,416,121
Daihatsu Infinearth Mfg Co.,
Ltd. 16,200 279,793
Daiho Corp. 27,000 134,809
#Daiichi Jitsugyo Co., Ltd. 12,000 240,415
Daiichi Life Group, Inc. 991,400 11,945,366
Daiichi Sankyo Co., Ltd. 205,500 3,313,683
Daiichikosho Co., Ltd. 58,500 665,186
Daiken Medical Co., Ltd. 6,300 16,816
Daiki Aluminium Industry Co.,
Ltd. 25,401 236,262

174
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Daikin Industries, Ltd. 44,600 $ 6,525,087
#Daikoku Denki Co., Ltd. 5,400 83,497
Daikokutenbussan Co., Ltd. 4,800 135,506
Daikyonishikawa Corp. 45,100 291,744
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 37,164 260,014
Daio Paper Corp. 71,200 443,589
Daiseki Co., Ltd. 27,060 645,803
Daishi Hokuetsu Financial
Group, Inc. 210,600 3,052,691
#Daishinku Corp. 26,000 119,366
Daisue Construction Co., Ltd. 6,400 140,279
#Daisyo Corp. 3,000 21,102
Daito Bank, Ltd. (The) 4,200 26,905
Daito Pharmaceutical Co., Ltd. 21,716 170,891
Daito Trust Construction Co.,
Ltd. 168,900 3,573,711
Daitron Co., Ltd. 15,100 314,850
Daiwa House Industry Co., Ltd. 241,600 7,098,162
Daiwa Securities Group, Inc. 280,300 3,181,046
Daiwabo Holdings Co., Ltd. 59,000 1,325,068
#DCM Holdings Co., Ltd. 67,600 652,119
Dear Life Co., Ltd. 30,700 210,355
Delica Foods Holdings Co.,
Ltd. 6,300 32,880
#Denka Co., Ltd. 79,400 1,710,422
Denso Corp. 279,300 3,451,234
*Dentsu Group, Inc. 110,000 2,449,050
Dentsu Soken, Inc. 45,300 764,460
Denyo Co., Ltd. 7,400 186,598
Dexerials Corp. 157,500 3,268,205
DIC Corp. 60,400 1,678,189
Digital Arts, Inc. 10,700 273,170
Digital Garage, Inc. 17,800 269,418
#Digital Hearts Holdings Co.,
Ltd. 7,600 36,037
Digital Information
Technologies Corp. 15,435 91,801
#dip Corp. 28,100 328,252
Disco Corp. 10,800 3,966,613
DKK-Toa Corp. 3,200 17,244
DKS Co., Ltd. 7,500 594,442
DMG Mori Co., Ltd. 143,400 3,350,278
Double Standard, Inc. 6,100 48,271
Doutor Nichires Holdings Co.,
Ltd. 29,500 591,945
Dowa Holdings Co., Ltd. 44,700 2,311,851
DTS Corp. 98,300 714,909
Duskin Co., Ltd. 18,400 513,894
#DyDo Group Holdings, Inc. 16,500 311,917
Eagle Industry Co., Ltd. 13,400 252,473
Earth Corp. 8,500 252,504
East Japan Railway Co. 95,200 2,197,866
#EAT&HOLDINGS Co., Ltd. 3,400 43,476
Ebara Corp. 261,500 9,128,070
#Ebara Foods Industry, Inc. 4,200 65,021
Ebara Jitsugyo Co., Ltd. 10,700 161,550
#Ebase Co., Ltd. 11,600 30,962
Shares Value
JAPAN — (Continued)
#Eco's Co., Ltd. 5,800 $ 89,718
#EDION Corp. 49,300 749,911
eGuarantee, Inc. 22,500 260,292
Ehime Bank, Ltd. (The) 29,600 516,989
Eidai Co., Ltd. 16,800 25,639
Eisai Co., Ltd. 22,500 682,242
EJ Holdings, Inc. 6,100 66,852
Elan Corp. 11,911 57,676
Elecom Co., Ltd. 34,824 407,018
Electric Power Development
Co., Ltd., Class B 45,700 1,090,658
#EM Systems Co., Ltd. 25,900 90,766
EN, Inc. 13,001 104,759
Endo Lighting Corp. 8,200 134,208
ENEOS Holdings, Inc. 1,893,968 15,790,501
Entrust, Inc. 5,300 37,480
#Envipro Holdings, Inc. 10,700 54,567
ERI Holdings Co., Ltd. 9,000 89,025
#ES-Con Japan, Ltd. 37,700 254,056
Eslead Corp. 6,100 199,598
ESPEC Corp. 9,200 224,764
#Eternal Hospitality Group
Co., Ltd. 8,800 76,159
Exedy Corp. 21,300 807,989
EXEO Group, Inc. 152,948 2,514,793
Ezaki Glico Co., Ltd. 29,700 942,715
F&M Co., Ltd. 4,000 65,266
FaithNetwork Co., Ltd. 9,400 46,343
FALCO HOLDINGS Co., Ltd. 6,200 103,226
FANUC Corp. 19,400 869,330
Fast Retailing Co., Ltd. 18,000 8,839,190
#*f-code, Inc. 5,900 50,024
*FDK Corp. 2,000 4,899
Feed One Co., Ltd. 17,396 140,282
Ferrotec Corp. 41,400 2,158,078
#FFRI Security, Inc. 9,600 312,916
FIDEA Holdings Co., Ltd. 12,100 164,145
#FINDEX, Inc. 11,100 58,768
Fintech Global, Inc. 118,300 98,073
First Bank of Toyama, Ltd.
(The) 53,100 970,790
#First-corp, Inc. 1,800 11,339
#Fixstars Corp. 20,300 266,459
FJ Next Holdings Co., Ltd. 4,800 57,579
#Focus Systems Corp. 9,700 106,488
Food & Life Cos., Ltd. 115,000 4,014,979
#Forval Corp. 3,700 23,702
#Foster Electric Co., Ltd. 20,200 361,564
FP Corp. 34,600 548,254
#France Bed Holdings Co.,
Ltd. 18,400 147,223
Freebit Co., Ltd. 7,900 77,499
F-Tech, Inc. 11,200 47,902
Fudo Tetra Corp. 12,150 204,656
#Fuji Co., Ltd. 22,800 290,540
Fuji Corp. 26,600 1,224,544
#Fuji Corp., Ltd. 23,500 109,364
#Fuji Die Co., Ltd. 5,100 30,525

175
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Fuji Electric Co., Ltd. 52,488 $ 4,709,003
#Fuji Kyuko Co., Ltd. 8,700 149,986
#Fuji Nihon Corp. 2,600 10,385
FUJI OIL Co., Ltd. 33,000 821,554
Fuji Pharma Co., Ltd. 15,200 177,656
Fuji Seal International, Inc. 31,400 596,546
Fuji United Holdings Co., Ltd. 4,500 33,349
Fujibo Holdings, Inc. 24,600 537,654
#Fujicco Co., Ltd. 14,100 141,066
FUJIFILM Holdings Corp. 121,900 2,887,780
#Fujikura Composites, Inc. 11,100 174,561
Fujikura, Ltd. 1,402,300 36,742,946
Fujimak Corp. 300 2,212
Fujimi, Inc. 21,800 523,008
Fujisash Co., Ltd. 1,800 8,445
#Fujita Kanko, Inc. 37,000 468,469
Fujitsu, Ltd. 243,100 5,586,453
#Fujiya Co., Ltd. 7,799 119,808
FuKoKu Co., Ltd. 9,800 115,587
Fukuda Corp. 8,400 204,164
Fukuda Denshi Co., Ltd. 12,500 889,465
#Fukui Bank, Ltd. (The) 6,597 235,333
Fukui Computer Holdings, Inc. 6,901 139,775
Fukuoka Financial Group, Inc. 74,680 3,452,001
Fukuyama Transporting Co.,
Ltd. 13,600 509,920
#FULLCAST Holdings Co.,
Ltd. 13,800 149,765
Fumakilla, Ltd. 5,800 44,331
Funai Soken Holdings, Inc. 37,220 258,302
Furukawa Co., Ltd. 24,400 544,776
Furukawa Electric Co., Ltd. 538,000 10,626,535
#Furuno Electric Co., Ltd. 21,100 958,097
#Furuya Metal Co., Ltd. 15,500 648,328
Furyu Corp. 12,500 108,887
Fuso Chemical Co., Ltd. 45,600 1,072,520
Fuso Dentsu Co., Ltd. 3,900 53,592
#Fuso Pharmaceutical
Industries, Ltd. 4,400 60,104
Futaba Industrial Co., Ltd. 52,400 341,271
Future Corp. 37,600 577,372
G-7 Holdings, Inc. 16,800 153,730
#GA Technologies Co., Ltd. 25,900 235,861
Gakken Holdings Co., Ltd. 25,200 160,957
Gakkyusha Co., Ltd. 4,700 79,492
Gakujo Co., Ltd. 2,000 20,374
Galilei Holdings Co., Ltd. 15,200 329,823
Gecoss Corp. 5,700 62,504
#Genki Global Dining
Concepts Corp. 8,500 188,711
#Genky DrugStores Co., Ltd. 13,400 314,329
Geo Holdings Corp. 23,400 307,150
#Gift Holdings, Inc. 4,900 157,871
#Giftee Group, Inc. 13,499 89,188
#Giken, Ltd. 10,200 121,715
Global Link Management KK 5,800 70,412
GLOBERIDE, Inc. 12,400 198,665
Glory, Ltd. 38,800 1,113,863
Shares Value
JAPAN — (Continued)
GLTECHNO HOLDINGS, Inc. 8,650 $ 312,916
#GMO Financial Holdings, Inc. 30,000 204,993
#GMO GlobalSign Holdings
KK 4,100 59,044
GMO internet group, Inc. 23,000 614,489
GMO Payment Gateway, Inc. 14,500 899,824
GMS Group Co., Ltd. 27,676 62,053
#Godo Steel, Ltd. 8,900 158,744
#Gokurakuyu Holdings Co.,
Ltd. 8,100 25,487
Goldcrest Co., Ltd. 6,200 126,356
Goldwin, Inc. 34,400 495,071
#Grandy House Corp. 13,100 44,592
Greens Co., Ltd. 6,700 93,120
grems, Inc. 6,200 100,228
GS Yuasa Corp. 77,300 2,661,382
GSI Creos Corp. 6,300 105,247
G-Tekt Corp. 21,000 285,276
#*Gumi, Inc. 5,300 8,421
Gunma Bank, Ltd. (The) 280,800 4,476,752
Gunze, Ltd. 30,700 775,092
H.U. Group Holdings, Inc. 46,100 987,578
H2O Retailing Corp. 79,225 1,424,781
Hachijuni Nagano Bank, Ltd. 298,701 4,704,928
#Hagihara Industries, Inc. 8,400 93,958
#Hakudo Co., Ltd. 5,000 109,593
#Hakuhodo DY Holdings, Inc. 157,901 1,291,669
Hakuto Co., Ltd. 5,800 179,947
Hakuyosha Co., Ltd. 1,600 34,517
Halows Co., Ltd. 8,800 211,399
Hamakyorex Co., Ltd. 55,700 641,919
Hamamatsu Photonics KK 88,200 1,286,787
Hankyu Hanshin Holdings, Inc. 61,200 1,812,266
Hanwa Co., Ltd. 95,500 1,023,825
Happinet Corp. 28,800 599,604
Hard Off Corp. Co., Ltd. 6,400 116,605
Harima Chemicals Group, Inc. 7,500 52,756
Haseko Corp. 182,800 3,191,609
Hashimoto Sogyo Holdings
Co., Ltd. 4,700 41,738
Hazama Ando Corp. 118,920 1,362,660
Heiwa Real Estate Co., Ltd. 23,100 341,658
Heiwado Co., Ltd. 26,101 436,533
Hennge KK 11,800 96,490
#Hibino Corp. 3,600 60,322
#Hiday Hidaka Corp. 10,900 197,155
Hioki EE Corp. 6,800 478,744
Hirano Tecseed Co., Ltd. 5,300 53,657
Hirata Corp. 26,900 482,164
Hirogin Holdings, Inc. 189,500 2,623,663
Hirose Electric Co., Ltd. 13,635 2,344,218
#Hirose Tusyo, Inc. 1,800 44,089
Hiroshima Electric Railway
Co., Ltd. 2,800 10,991
#Hiroshima Gas Co., Ltd. 9,600 25,805
HIS Co., Ltd. 56,300 361,720
Hitachi Construction Machinery
Co., Ltd. 66,900 2,266,344
Hitachi, Ltd. 832,200 27,528,324

176
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Hochiki Corp. 33,800 $ 409,697
#Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 300 4,865
#Hodogaya Chemical Co., Ltd. 7,600 97,419
#Hokkaido Coca-Cola Bottling
Co., Ltd. 3,000 75,459
#Hokkaido Electric Power Co.,
Inc. 107,500 692,699
Hokkaido Gas Co., Ltd. 34,700 168,242
Hokkan Holdings, Ltd. 4,700 70,430
Hokko Chemical Industry Co.,
Ltd. 10,700 124,187
Hokuetsu Corp. 66,900 385,287
Hokuhoku Financial Group,
Inc. 102,600 4,812,808
Hokuriku Electric Industry Co.,
Ltd. 6,400 94,096
Hokuriku Electric Power Co. 85,000 513,283
Hokuryo Co., Ltd. 1,500 19,011
Hokuto Corp. 14,100 172,857
Honda Motor Co., Ltd. 455,600 4,651,140
Honda Motor Co., Ltd.,
Sponsored ADR 82,876 2,495,396
H-One Co., Ltd. 25,100 243,552
#Honeys Holdings Co., Ltd. 13,300 119,698
#Hoosiers Holdings Co., Ltd. 26,200 204,203
Horiba, Ltd. 34,200 5,514,743
Hoshizaki Corp. 39,000 1,397,117
Hosokawa Micron Corp. 6,200 195,861
#Hotland Holdings Co., Ltd. 6,400 66,080
House Foods Group, Inc. 43,800 1,065,394
#Howa Machinery, Ltd. 11,080 96,100
Hoya Corp. 49,200 7,624,494
HS Holdings Co., Ltd.,
Registered 14,000 100,411
Hulic Co., Ltd. 183,496 2,026,552
Human Technologies, Inc. 1,800 19,309
Hyakugo Bank, Ltd. (The) 121,400 1,537,848
Hyakujushi Bank, Ltd. (The) 88,400 1,580,068
#I K K Holdings, Inc. 5,400 27,199
Ibiden Co., Ltd. 139,600 14,597,833
IBJ, Inc. 13,000 67,194
#Ichibanya Co., Ltd. 31,700 185,949
Ichigo, Inc. 88,500 230,108
Ichiken Co., Ltd. 7,000 116,062
#Ichikoh Industries, Ltd. 31,000 103,187
Ichinen Holdings Co., Ltd. 14,700 218,804
#Ichiyoshi Securities Co., Ltd. 17,000 166,343
ID Holdings Corp. 19,000 121,953
#IDEA Consultants, Inc. 3,000 67,546
Idec Corp. 24,900 552,812
Idemitsu Kosan Co., Ltd. 517,705 4,262,592
#IDOM, Inc. 68,600 553,195
IHI Corp. 641,200 11,386,359
Iida Group Holdings Co., Ltd. 63,716 915,974
#Iino Kaiun Kaisha, Ltd. 94,000 876,684
I'll, Inc. 4,800 68,130
Imasen Electric Industrial 13,000 74,787
i-mobile Co., Ltd. 21,700 65,689
Shares Value
JAPAN — (Continued)
#Imuraya Group Co., Ltd. 7,200 $ 107,531
Inaba Denki Sangyo Co., Ltd. 37,800 679,557
Inaba Seisakusho Co., Ltd. 6,200 66,312
Inabata & Co., Ltd. 31,100 774,448
#I-NE Co., Ltd. 4,100 32,342
#Infomart Corp. 122,900 439,190
INFRONEER Holdings, Inc. 152,104 2,480,855
Innotech Corp. 10,600 225,015
Inpex Corp. 530,000 12,072,916
#Insource Co., Ltd. 7,800 36,936
Intage Holdings, Inc. 12,099 145,515
Intelligent Wave, Inc. 5,400 33,914
Internet Initiative Japan, Inc. 90,300 1,986,628
#Inui Global Logistics Co., Ltd. 13,400 159,058
#IPS, Inc. 3,900 85,360
Iriso Electronics Co., Ltd. 17,800 306,309
ISB Corp. 6,300 93,456
Ise Chemicals Corp. 14,000 297,190
Iseki & Co., Ltd. 16,630 193,116
Isetan Mitsukoshi Holdings,
Ltd. 153,600 3,460,281
Ishihara Sangyo Kaisha, Ltd. 32,600 607,264
#Ishikawa Seisakusho, Ltd. 900 9,100
Ishizuka Glass Co., Ltd. 2,400 44,767
Istyle, Inc. 79,700 221,243
Isuzu Motors, Ltd. 327,700 4,944,571
Itfor, Inc. 11,100 120,045
#ITmedia, Inc. 6,800 50,650
#Ito En, Ltd. 24,400 457,275
ITOCHU Corp. 830,300 10,502,272
Itochu Enex Co., Ltd. 40,400 550,592
Itoham Yonekyu Holdings, Inc. 21,633 666,415
#Itoki Corp. 39,400 727,499
IwaiCosmo Holdings, Inc. 18,200 479,504
#Iwaki Co., Ltd. 9,300 300,801
Iwatani Corp. 156,300 2,013,813
Iyogin Holdings, Inc. 195,843 4,469,734
Izumi Co., Ltd. 66,700 419,323
#J Front Retailing Co., Ltd. 185,300 3,469,756
#J Trust Co., Ltd. 77,800 399,200
JAC Recruitment Co., Ltd. 45,600 270,063
#Jade Group, Inc. 5,100 52,786
JANOME Corp. 14,100 115,386
Japan Airlines Co., Ltd. 81,800 1,511,932
Japan Airport Terminal Co.,
Ltd. 47,100 1,676,343
#Japan Animal Referral
Medical Center Co., Ltd. 6,500 40,455
Japan Aviation Electronics
Industry, Ltd. 40,300 601,874
Japan Business Systems, Inc. 11,500 115,560
Japan Cash Machine Co., Ltd. 17,100 121,679
#*Japan Communications, Inc. 26,500 18,973
Japan Electronic Materials
Corp. 13,100 501,046
Japan Elevator Service
Holdings Co., Ltd. 82,400 876,139
Japan Engine Corp. 300 17,598
Japan Exchange Group, Inc. 272,300 3,749,523

177
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Japan Eyewear Holdings Co.,
Ltd. 9,600 $ 151,996
#Japan Investment Adviser
Co., Ltd. 29,600 398,942
Japan Lifeline Co., Ltd. 50,200 494,985
Japan Material Co., Ltd. 41,300 588,018
#Japan Medical Dynamic
Marketing, Inc. 15,100 81,747
Japan Post Holdings Co., Ltd. 144,700 2,164,707
Japan Post Insurance Co., Ltd. 87,800 976,566
Japan Property Management
Center  Co., Ltd. 6,700 76,668
Japan Pulp & Paper Co., Ltd. 89,000 624,355
Japan Securities Finance Co.,
Ltd. 31,800 476,925
Japan Steel Works, Ltd. (The) 24,000 1,128,968
#Japan System Techniques
Co., Ltd. 9,200 108,684
Japan Tobacco, Inc. 136,700 6,125,637
Japan Transcity Corp. 24,100 204,333
#Japan Wool Textile Co., Ltd.
(The) 35,300 423,888
JBCC Holdings, Inc. 23,300 236,475
JCR Pharmaceuticals Co., Ltd. 29,000 87,241
JCU Corp. 14,500 538,201
JDC Corp. 31,800 103,054
Jeol, Ltd. 35,700 1,843,687
#JFE Holdings, Inc. 261,635 2,986,476
JFE Systems, Inc. 6,000 72,087
Jimoto Holdings, Inc. 2,700 8,546
#JINS Holdings, Inc. 10,000 400,691
JINUSHI Co., Ltd. 13,300 244,073
#JK Holdings Co., Ltd. 9,500 82,635
J-Lease Co., Ltd. 10,700 92,132
JM Holdings Co., Ltd. 24,700 212,368
JMS Co., Ltd. 10,197 29,011
J-Oil Mills, Inc. 17,100 224,026
Joshin Corp. 17,000 421,196
Joyful Honda Co., Ltd. 51,300 803,209
#JP-Holdings, Inc. 39,600 158,176
JSB Co., Ltd. 5,200 292,617
#JSP Corp. 16,200 257,715
JTEKT Corp. 158,910 2,211,616
Juki Corp. 16,100 53,085
Juroku Financial Group, Inc. 73,000 1,084,742
Justsystems Corp. 18,800 475,830
JVCKenwood Corp. 233,600 1,663,699
JX Advanced Metals Corp. 20,150 480,512
Kadoya Sesame Mills, Inc. 6,000 67,301
Kaga Electronics Co., Ltd. 23,000 678,191
Kagome Co., Ltd. 40,400 662,233
Kajima Corp. 120,500 4,073,804
Kakaku.com, Inc. 73,900 1,712,614
#Kamakura Shinsho, Ltd. 13,800 46,195
#Kameda Seika Co., Ltd. 15,800 126,221
Kamei Corp. 15,300 374,272
Kamigumi Co., Ltd. 43,700 1,421,399
Kanaden Corp. 9,000 138,540
Kanadevia Corp. 163,600 1,220,642
Shares Value
JAPAN — (Continued)
#Kanagawa Chuo Kotsu Co.,
Ltd. 4,600 $ 111,804
#Kanamic Network Co., Ltd. 12,600 39,250
Kanamoto Co., Ltd. 25,500 839,190
Kandenko Co., Ltd. 69,000 2,326,218
Kaneka Corp. 26,500 951,653
#Kaneko Seeds Co., Ltd. 8,400 80,083
Kanematsu Corp. 124,000 1,634,253
Kanemi Co., Ltd. 1,200 30,071
Kanro, Inc. 7,500 51,813
Kansai Electric Power Co., Inc.
(The) 148,400 2,274,581
#Kansai Paint Co., Ltd. 121,416 2,159,523
Kanto Denka Kogyo Co., Ltd. 43,700 732,519
Kao Corp. 155,800 3,197,704
#*Kappa Create Co., Ltd. 2,400 24,539
Katitas Co., Ltd. 34,200 729,213
Kato Sangyo Co., Ltd. 15,800 632,099
Kato Works Co., Ltd. 6,800 56,843
KAWADA TECHNOLOGIES,
Inc. 33,100 264,218
Kawai Musical Instruments
Manufacturing Co., Ltd. 4,600 100,537
Kawasaki Heavy Industries,
Ltd. 584,500 10,142,713
KDDI Corp. 848,400 15,563,991
KeePer Technical Laboratory
Co., Ltd. 5,400 95,197
Keihan Holdings Co., Ltd. 93,300 1,912,584
#Keihanshin Building Co., Ltd. 23,200 167,416
Keikyu Corp. 77,900 761,754
Keio Corp. 244,900 1,245,533
Keisei Electric Railway Co.,
Ltd. 104,001 835,731
KEIWA, Inc. 10,500 81,507
Keiyo Bank, Ltd. (The) 153,400 2,553,054
KEL Corp. 3,900 34,707
Kenko Mayonnaise Co., Ltd. 6,400 82,037
Kewpie Corp. 49,700 1,421,159
Keyence Corp. 7,808 3,979,395
KeyHolder, Inc. 5,100 24,119
KH Neochem Co., Ltd. 34,535 716,836
#Kibun Foods, Inc. 16,100 110,013
Kikkoman Corp. 92,500 957,097
#Kimura Chemical Plants Co.,
Ltd. 11,500 87,536
#Kimura Kohki Co., Ltd. 200 14,571
Kimura Unity Co., Ltd. 11,200 65,206
Kinden Corp. 3,600 160,301
#King Jim Co., Ltd. 8,100 40,341
Kinki Sharyo Co., Ltd. (The) 3,200 47,088
#Kintetsu Department Store
Co., Ltd. 8,800 102,245
Kintetsu Group Holdings Co.,
Ltd. 52,100 1,133,455
*Kioxia Holdings Corp. 5,100 1,489,402
Kirin Holdings Co., Ltd. 167,940 3,114,629
Ki-Star Real Estate Co., Ltd. 14,200 315,704
#Kitagawa Corp. 7,600 78,566

178
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Kita-Nippon Bank, Ltd. (The) 4,800 $ 200,471
Kitoku Shinryo Co., Ltd. 3,900 42,374
Kitz Corp. 57,500 794,473
Kiyo Bank, Ltd. (The) 87,800 2,586,164
#KNT-CT Holdings Co., Ltd. 11,300 136,615
KOA Corp. 34,100 483,793
Koa Shoji Holdings Co., Ltd. 9,200 44,895
#Koatsu Gas Kogyo Co., Ltd. 18,300 123,092
Kobe Bussan Co., Ltd. 65,200 1,126,489
#Kobe Electric Railway Co.,
Ltd. 1,400 21,639
Kobe Steel, Ltd. 296,920 3,873,153
Kohnan Shoji Co., Ltd. 20,024 527,560
Kohoku Kogyo Co., Ltd. 1,400 38,512
Kohsoku Corp. 4,000 104,004
#Koike-ya, Inc. 800 23,941
Koito Manufacturing Co., Ltd. 100,000 1,693,515
#Kojima Co., Ltd. 26,000 225,178
Kokusai Electric Corp. 33,100 1,542,900
Kokuyo Co., Ltd. 149,600 854,803
Komatsu, Ltd., Class R 256,800 11,280,008
KOMEDA Holdings Co., Ltd. 43,000 780,468
Komehyo Holdings Co., Ltd. 5,500 174,439
Komeri Co., Ltd. 20,900 506,667
Konami Group Corp. 19,900 2,579,595
Kondotec, Inc. 10,700 103,086
Konica Minolta, Inc. 394,700 1,464,524
Konishi Co., Ltd. 25,400 225,565
Konoike Transport Co., Ltd. 25,000 469,775
Konoshima Chemical Co., Ltd. 3,400 33,909
#Kosaido Holdings Co., Ltd. 80,800 256,266
Kose Holdings Corp. 29,400 1,049,703
#Koshidaka Holdings Co., Ltd. 54,300 356,714
Kotobuki Spirits Co., Ltd. 62,400 996,597
Kotobukiya Co., Ltd. 900 7,467
#Kourakuen Corp. 6,500 45,966
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 3,600 65,613
KPP Group Holdings Co., Ltd. 43,500 303,250
Kraftia Corp. 25,700 1,370,505
#KRS Corp. 7,800 142,014
K's Holdings Corp. 110,120 1,304,703
KU Holdings Co., Ltd. 12,000 90,966
Kubota Corp., ADR 371 31,719
Kubota Corp., Class R 229,800 3,962,417
Kumagai Gumi Co., Ltd. 92,500 831,324
Kumiai Chemical Industry Co.,
Ltd. 78,870 363,577
#Kura Sushi, Inc. 16,000 167,813
Kurabo Industries, Ltd. 10,700 665,285
Kuraray Co., Ltd. 285,400 3,298,075
#Kureha Corp. 28,700 773,264
#Kurimoto, Ltd. 44,600 424,362
Kurita Water Industries, Ltd. 61,100 3,354,600
Kuriyama Holdings Corp. 9,700 100,274
#Kusuri no Aoki Holdings Co.,
Ltd. 34,700 876,081
KYB Corp. 31,200 885,690
Shares Value
JAPAN — (Continued)
Kyodo Printing Co., Ltd. 17,900 $ 184,256
Kyoei Steel, Ltd. 17,800 217,099
Kyokuto Boeki Kaisha, Ltd. 7,200 80,445
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 31,600 467,178
#Kyokuyo Co., Ltd. 7,100 202,443
Kyorin Pharmaceutical Co.,
Ltd. 30,600 219,471
#Kyoritsu Maintenance Co.,
Ltd. 76,200 1,661,588
Kyosan Electric Manufacturing
Co., Ltd. 24,900 136,366
Kyoto Financial Group, Inc. 92,800 2,585,986
Kyowa Kirin Co., Ltd. 43,900 704,302
Kyushu Electric Power Co.,
Inc. 168,600 1,883,746
Kyushu Financial Group, Inc. 304,650 2,840,339
Kyushu Railway Co. 58,700 1,325,704
#LA Holdings Co., Ltd. 17,100 294,263
Lacto Japan Co., Ltd. 6,900 146,472
Lasertec Corp. 15,600 3,714,216
#LEC, Inc. 21,200 129,151
Leopalace21 Corp. 329,400 1,400,558
Life Corp. 31,400 509,578
#Lifedrink Co., Inc. 33,700 306,046
#LIKE, Inc. 6,200 59,226
#Link And Motivation, Inc. 35,500 141,130
Lintec Corp. 23,662 921,365
Lion Corp. 208,400 2,235,498
LITALICO, Inc. 4,600 45,964
#Lixil Corp. 202,400 2,205,458
#Loadstar Capital KK 7,819 132,932
#Look Holdings, Inc. 4,200 68,424
#Luckland Co., Ltd. 7,200 57,654
LY Corp. 470,900 1,321,389
#M&A Capital Partners Co.,
Ltd. 10,300 251,314
M3, Inc. 214,200 2,396,592
Mabuchi Motor Co., Ltd. 120,900 1,264,239
Macnica Holdings, Inc. 24,250 501,829
Maeda Kosen Co., Ltd. 35,800 441,809
Maezawa Holdings Co., Ltd. 7,700 86,805
#Maezawa Kyuso Industries
Co., Ltd. 5,600 55,288
Makino Milling Machine Co.,
Ltd. 12,100 1,057,824
Makita Corp. 36,500 1,188,127
#Mammy Mart Holdings Corp. 5,500 37,168
#Management Solutions Co.,
Ltd. 7,500 67,452
#Mani, Inc. 54,300 515,633
MarkLines Co., Ltd. 6,800 57,355
Marubeni Corp. 134,800 4,403,170
Marubun Corp. 12,100 128,808
#Maruchiyo Yamaokaya Corp. 5,600 122,393
Marudai Food Co., Ltd. 15,100 217,835
Marufuji Sheet Piling Co., Ltd. 4,000 23,991
Marui Group Co., Ltd. 128,624 2,397,185
Maruwa Co., Ltd. 4,400 1,534,784

179
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Maruzen CHI Holdings Co.,
Ltd. 12,000 $ 27,433
Maruzen Showa Unyu Co.,
Ltd. 7,400 358,788
Marvelous, Inc. 24,200 71,130
#Matching Service Japan Co.,
Ltd. 5,100 31,742
Matsuda Sangyo Co., Ltd. 12,300 415,601
Matsui Securities Co., Ltd. 82,900 546,159
MatsukiyoCocokara & Co. 209,490 3,334,605
Matsuoka Corp. 3,200 49,500
#Matsuyafoods Holdings Co.,
Ltd. 6,100 191,936
Max Co., Ltd. 42,400 490,772
Maxell, Ltd. 46,500 604,522
Maxvalu Tokai Co., Ltd. 7,700 158,377
Mazda Motor Corp. 432,300 3,194,228
McDonald's Holdings Co.
Japan, Ltd. 42,900 2,176,995
Mebuki Financial Group, Inc. 724,390 6,810,563
MEC Co., Ltd. 11,800 631,408
#Media Do Co., Ltd. 6,501 52,669
#Medical System Network Co.,
Ltd., Class A 16,100 48,940
Medipal Holdings Corp. 86,000 1,557,155
#Medius Holdings Co., Ltd. 12,500 61,156
*Medley, Inc. 10,600 136,407
Megmilk Snow Brand Co., Ltd. 27,400 647,895
Meidensha Corp. 30,400 1,836,696
#Meiho Facility Works, Ltd. 3,700 22,052
Meiji Electric Industries Co.,
Ltd. 5,000 69,147
MEIJI Holdings Co., Ltd. 110,148 2,621,138
#Meiji Shipping Group Co.,
Ltd. 14,400 73,617
Meiko Electronics Co., Ltd. 36,500 4,740,587
MEITEC Group Holdings, Inc. 42,800 897,530
Meiwa Corp. 19,300 109,333
#Meiwa Estate Co., Ltd. 11,300 59,401
Members Co., Ltd. 7,200 40,154
Menicon Co., Ltd. 62,400 679,943
*Mercari, Inc. 77,800 2,096,166
METAWATER Co., Ltd. 21,600 418,502
Micronics Japan Co., Ltd. 37,600 3,206,833
#Midac Holdings Co., Ltd. 7,600 104,579
#Mie Kotsu Group Holdings,
Inc. 42,800 148,916
#Mikuni Corp. 17,300 40,201
Milbon Co., Ltd. 7,692 134,347
#MIMAKI ENGINEERING Co.,
Ltd. 13,500 179,407
MINEBEA MITSUMI, Inc. 173,175 4,026,339
#Mirai Industry Co., Ltd. 800 17,083
Miraial Co., Ltd. 2,500 24,556
Miraini Holdings Co., Ltd. 18,850 273,472
MIRAIT ONE Corp. 55,190 1,231,182
Mirarth Holdings, Inc. 113,700 293,488
#Miroku Jyoho Service Co.,
Ltd. 15,000 171,738
Shares Value
JAPAN — (Continued)
MISUMI Group, Inc. 96,800 $ 2,347,275
Mitsuba Corp. 35,800 269,132
Mitsubishi Chemical Group
Corp. 658,000 4,909,430
Mitsubishi Corp. 394,500 11,833,142
Mitsubishi Electric Corp. 170,700 6,338,065
Mitsubishi Estate Co., Ltd. 88,400 2,161,352
Mitsubishi Gas Chemical Co.,
Inc. 70,200 1,852,160
Mitsubishi Heavy Industries,
Ltd. 559,500 13,226,302
#Mitsubishi Kakoki Kaisha, Ltd. 20,500 406,202
Mitsubishi Logistics Corp. 159,000 1,600,735
Mitsubishi Materials Corp. 134,700 3,547,164
#Mitsubishi Motors Corp. 594,601 1,374,612
#Mitsubishi Paper Mills, Ltd. 24,100 169,975
Mitsubishi Pencil Co., Ltd. 17,300 301,073
Mitsubishi Research Institute,
Inc. 4,500 135,940
Mitsubishi Steel Manufacturing
Co., Ltd. 11,000 150,605
Mitsubishi UFJ Financial
Group, Inc. 1,423,600 31,927,622
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 221,488 4,972,406
Mitsuboshi Belting, Ltd. 10,900 279,645
Mitsui & Co., Ltd. 126,000 3,906,811
Mitsui Chemicals, Inc. 219,594 2,921,714
Mitsui DM Sugar Co., Ltd. 10,300 221,881
Mitsui E&S Co., Ltd. 165,900 5,072,075
Mitsui Fudosan Co., Ltd. 292,600 2,866,736
Mitsui High-Tec, Inc. 102,406 580,767
Mitsui Kinzoku Co., Ltd. 52,300 10,166,023
#Mitsui Matsushima Holdings
Co., Ltd. 33,500 489,377
#Mitsui-Soko Holdings Co.,
Ltd. 48,000 1,087,367
Mitsuuroko Group Holdings
Co., Ltd. 22,700 301,669
Miura Co., Ltd. 58,002 1,171,879
#Miyaji Engineering Group,
Inc. 18,000 179,180
Miyazaki Bank, Ltd. (The) 83,000 1,219,262
Miyoshi Oil & Fat Co., Ltd. 4,500 54,122
Mizuho Financial Group, Inc. 236,235 12,117,012
Mizuho Medy Co., Ltd. 11,600 122,174
Mizuno Corp. 37,200 863,269
Mochida Pharmaceutical Co.,
Ltd. 14,500 284,126
Modec, Inc. 23,500 1,523,866
Monex Group, Inc. 31,400 139,030
Monogatari Corp. (The) 22,300 767,493
MonotaRO Co., Ltd. 59,000 742,201
#MORESCO Corp. 3,400 46,230
Morinaga & Co., Ltd. 49,400 819,378
Morinaga Milk Industry Co.,
Ltd. 248,200 1,856,531
#Moriroku Co., Ltd. 6,700 105,870
Morita Holdings Corp. 24,200 383,157

180
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Morito Co., Ltd. 9,700 $ 109,839
Morozoff, Ltd. 3,400 32,030
Mory Industries, Inc. 15,100 91,041
MOS Food Services, Inc. 14,700 355,902
MrMax Holdings, Ltd. 19,900 98,110
MS&AD Insurance Group
Holdings, Inc. 354,039 10,948,582
#MTI, Ltd. 3,300 12,663
#Mugen Estate Co., Ltd. 12,000 146,359
m-up Holdings, Inc. 51,600 255,691
Murata Manufacturing Co., Ltd. 159,817 7,443,573
Musashi Seimitsu Industry
Co., Ltd. 48,600 984,362
Musashino Bank, Ltd. (The) 65,700 1,063,331
#NAC Co., Ltd. 14,600 49,148
Nachi-Fujikoshi Corp. 14,299 492,124
Nadex Co., Ltd. 1,300 9,765
Nafco Co., Ltd. 10,200 143,111
#Nagaileben Co., Ltd. 10,000 112,106
#Nagano Keiki Co., Ltd. 11,900 281,759
Nagase & Co., Ltd. 224,400 1,603,813
Nagase Brothers, Inc. 2,900 42,601
Nagoya Railroad Co., Ltd. 72,700 865,232
Naikai Zosen Corp. 400 26,704
#Nakabayashi Co., Ltd. 12,000 43,636
#Nakakita Seisakusho Co.,
Ltd. 900 28,997
#Nakamoto Packs Co., Ltd. 7,100 84,545
#Nakamuraya Co., Ltd. 2,900 58,464
Nakanishi, Inc. 27,000 514,649
Nakano Corp. 5,900 49,282
Nakayama Steel Works, Ltd. 31,700 130,802
Namura Shipbuilding Co., Ltd. 55,100 1,501,862
NANKAI Co., Ltd. 44,400 834,182
Nanto Bank, Ltd. (The) 181,000 1,955,221
Nanyo Corp. 6,400 78,299
Narasaki Sangyo Co., Ltd. 1,600 42,456
Nareru Group, Inc. 2,800 40,639
#Natori Co., Ltd. 5,300 65,607
NCD Co., Ltd. 3,000 46,877
NEC Corp. 273,000 8,126,990
#Needs Well, Inc. 1,200 3,391
NEOJAPAN, Inc. 1,400 14,420
#*Net Protections Holdings,
Inc. 64,300 177,686
New Art Holdings Co., Ltd. 5,720 48,713
Nexon Co., Ltd. 30,200 474,361
Nextage Co., Ltd. 34,100 717,444
NexTone, Inc. 6,600 63,047
NGK Corp. 123,700 4,345,912
NH Foods, Ltd. 57,700 2,264,877
NHK Spring Co., Ltd. 116,200 2,634,523
Nicca Chemical Co., Ltd. 4,900 61,733
Nice Corp. 2,400 29,046
Nichias Corp. 116,400 2,455,567
#Nichiban Co., Ltd. 6,100 74,591
Nichicon Corp. 44,300 814,914
Nichiden Corp. 9,500 184,063
Shares Value
JAPAN — (Continued)
Nichiha Corp. 14,300 $ 277,513
Nichimo Co., Ltd. 4,000 60,041
Nichirei Corp. 199,400 2,759,478
Nichireki Group Co., Ltd. 11,600 160,568
Nichirin Co., Ltd. 7,230 186,852
*NIDEC Corp. 31,372 510,503
*NIDEC Corp., Sponsored
ADR 20,248 79,980
Nifco, Inc. 55,200 1,805,852
#Nihon Dempa Kogyo Co., Ltd. 23,900 385,162
Nihon Denkei Co., Ltd. 3,600 59,802
#Nihon House Holdings Co.,
Ltd. 25,100 48,868
#Nihon M&A Center Holdings,
Inc. 215,800 864,149
#Nihon Nohyaku Co., Ltd. 77,300 522,858
#Nihon Yamamura Glass Co.,
Ltd. 2,501 43,384
Niitaka Co., Ltd. 700 10,046
#Nikkato Corp. 4,800 37,080
Nikkiso Co., Ltd. 46,200 1,088,083
Nikko Co., Ltd. 17,300 106,696
#Nikkon Holdings Co., Ltd. 58,400 1,849,654
Nikon Corp. 155,600 1,865,539
Nintendo Co., Ltd. 69,000 3,327,687
Nippi, Inc. 1,200 91,644
Nippn Corp. 41,500 732,131
#Nippon Air Conditioning
Services Co., Ltd. 18,600 185,971
Nippon Aqua Co., Ltd. 11,900 56,277
#Nippon Avionics Co., Ltd. 6,600 220,104
Nippon Carbide Industries Co.,
Inc. 5,300 106,682
Nippon Carbon Co., Ltd. 5,900 175,453
Nippon Care Supply Co., Ltd. 400 9,772
#Nippon Chemical Industrial
Co., Ltd. 5,700 212,285
Nippon Chemi-Con Corp. 25,605 501,728
#*Nippon Coke & Engineering
Co., Ltd. 177,700 106,023
#Nippon Concrete Industries
Co., Ltd. 27,100 58,038
Nippon Denko Co., Ltd. 99,500 267,458
Nippon Densetsu Kogyo Co.,
Ltd. 15,900 403,429
Nippon Electric Glass Co., Ltd. 67,600 2,259,914
NIPPON EXPRESS
HOLDINGS, Inc. 173,200 5,741,244
#Nippon Fine Chemical Co.,
Ltd. 4,800 77,716
Nippon Gas Co., Ltd. 101,900 1,824,568
Nippon Kayaku Co., Ltd. 87,600 1,057,417
Nippon Kodoshi Corp. 3,700 156,389
Nippon Light Metal Holdings
Co., Ltd. 57,771 985,073
Nippon Paint Holdings Co.,
Ltd. 196,700 1,494,784
#Nippon Paper Industries Co.,
Ltd. 108,600 938,506

181
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Nippon Parking Development
Co., Ltd. 179,900 $ 277,943
#Nippon Rietec Co., Ltd. 8,097 123,165
Nippon Sanso Holdings Corp. 55,500 2,015,045
Nippon Seiki Co., Ltd. 27,900 427,546
#Nippon Seisen Co., Ltd. 7,000 58,910
Nippon Sharyo, Ltd. 4,700 99,771
*Nippon Sheet Glass Co., Ltd. 103,831 314,313
Nippon Shinyaku Co., Ltd. 36,400 777,265
Nippon Shokubai Co., Ltd. 85,100 1,153,373
Nippon Signal Co., Ltd. 42,200 425,909
Nippon Soda Co., Ltd. 24,000 578,050
#Nippon Steel Corp. 794,785 3,242,533
#Nippon Thompson Co., Ltd. 49,700 556,228
#Nippon Yakin Kogyo Co., Ltd. 22,250 704,286
Nipro Corp. 144,700 1,476,762
Nireco Corp. 7,800 43,403
Nishimatsu Construction Co.,
Ltd. 21,100 704,062
Nishimatsuya Chain Co., Ltd. 15,400 192,566
Nishi-Nippon Financial
Holdings, Inc. 84,500 2,265,009
Nishi-Nippon Railroad Co., Ltd. 29,000 568,617
Nishio Holdings Co., Ltd. 15,900 428,893
Nissan Chemical Corp. 66,100 3,114,764
#*Nissan Motor Co., Ltd. 277,000 584,879
Nissan Shatai Co., Ltd. 41,300 251,081
Nissan Tokyo Sales Holdings
Co., Ltd. 24,800 84,886
Nissei ASB Machine Co., Ltd. 6,100 347,477
Nissha Co., Ltd. 63,301 528,353
Nisshin Oillio Group, Ltd. (The) 61,500 736,185
Nisshin Seifun Group, Inc. 132,330 1,672,565
Nisshinbo Holdings, Inc. 124,255 1,700,824
Nissin Foods Holdings Co.,
Ltd. 102,200 1,852,084
#Nisso Holdings Co., Ltd. 15,500 60,647
Nissui Corp. 326,700 2,589,389
Niterra Co., Ltd. 104,700 6,190,928
#Nitori Holdings Co., Ltd. 136,700 2,179,387
Nitta Gelatin, Inc. 6,300 51,318
#NITTAN Corp. 1,200 3,618
#Nitto Boseki Co., Ltd. 79,500 1,398,022
Nitto Denko Corp. 285,100 5,953,572
#Nitto Fuji Flour Milling Co.,
Ltd. 6,600 76,145
Nitto Kogyo Corp. 20,200 551,861
Nitto Seiko Co., Ltd. 15,000 73,952
#Nittoc Construction Co., Ltd. 12,900 92,603
Nittoku Co., Ltd., Class B 11,900 195,811
Noevir Holdings Co., Ltd. 10,100 315,258
NOF Corp. 112,900 1,977,212
Nojima Corp. 171,600 1,406,425
Nomura Co., Ltd. 55,000 404,836
Nomura Holdings, Inc. 833,800 7,959,655
*Nomura Holdings, Inc.,
Sponsored ADR 246,048 2,381,745
#Nomura Micro Science Co.,
Ltd. 19,700 496,134
Shares Value
JAPAN — (Continued)
Nomura Real Estate Holdings,
Inc. 352,000 $ 2,033,851
Nomura Research Institute,
Ltd. 61,679 1,815,216
Noritake Co., Ltd. 33,000 704,663
Noritsu Koki Co., Ltd. 12,200 149,258
Noritz Corp. 23,000 343,068
North Pacific Bank, Ltd. 224,300 1,629,864
#NPC, Inc. 3,300 13,596
#NS Solutions Corp. 30,200 742,553
NS Tool Co., Ltd. 10,900 65,855
#NS United Kaiun Kaisha, Ltd. 14,600 737,221
NSD Co., Ltd. 46,460 826,491
NSK, Ltd. 387,785 2,805,642
NSW, Inc. 6,100 95,700
NTN Corp. 443,372 1,088,764
NTT, Inc. 2,652,400 2,538,708
#*Nxera Pharma Co., Ltd. 52,800 290,487
Oat Agrio Co., Ltd. 4,400 67,261
#Obara Group, Inc. 5,700 205,841
Obayashi Corp. 174,300 3,463,559
OBIC Co., Ltd. 30,100 855,409
Ochi Holdings Co., Ltd. 2,500 22,798
Odakyu Electric Railway Co.,
Ltd. 96,000 1,064,456
#Oenon Holdings, Inc. 26,500 81,551
Ogaki Kyoritsu Bank, Ltd.
(The) 32,900 1,489,772
#Ohba Co., Ltd. 4,400 31,309
Ohsho Food Service Corp. 24,800 470,378
OIE Sangyo Co., Ltd. 3,300 51,461
Oiles Corp. 14,984 268,578
#Oisix, Inc. 12,400 126,862
Oita Bank, Ltd. (The) 54,900 884,399
Oji Holdings Corp. 484,100 2,674,901
#Okabe Co., Ltd. 31,600 182,783
Okada Aiyon Corp. 3,300 41,658
Okamoto Industries, Inc. 4,400 165,803
Okamoto Machine Tool Works,
Ltd. 3,100 97,541
Okamura Corp. 32,800 482,035
Okasan Securities Group, Inc. 90,300 632,341
Oki Electric Industry Co., Ltd. 88,201 1,523,333
Okinawa Cellular Telephone
Co. 35,400 860,405
#Okinawa Electric Power Co.,
Inc. (The) 20,985 138,912
Okinawa Financial Group, Inc. 18,401 849,410
OKUMA Corp. 47,000 1,459,664
Okumura Corp. 16,400 596,364
Okura Industrial Co., Ltd. 4,900 170,796
Okuwa Co., Ltd. 24,700 125,187
Olba Healthcare Holdings, Inc. 1,400 16,794
Olympus Corp. 304,800 3,483,976
Omron Corp. 87,100 2,970,344
Onamba Co., Ltd. 2,000 19,834
Ono Pharmaceutical Co., Ltd. 159,530 2,388,567
Onoken Co., Ltd. 14,300 129,147
Onward Holdings Co., Ltd. 117,400 562,576

182
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Ootoya Holdings Co., Ltd. 2,200 $ 118,549
Open House Group Co., Ltd. 50,201 2,682,746
Open Up Group, Inc. 37,900 479,388
Optex Group Co., Ltd. 27,000 589,260
Optimus Group Co., Ltd. 15,900 41,941
Oracle Corp. 6,200 345,853
#Organo Corp. 18,500 1,705,637
#Oriental Consultants Holdings
Co., Ltd. 1,200 23,665
Oriental Land Co., Ltd. 54,061 1,075,278
Oriental Shiraishi Corp. 66,400 152,629
#Oro Co., Ltd. 5,500 76,442
Osaka Gas Co., Ltd. 47,600 1,648,698
Osaka Organic Chemical
Industry, Ltd. 13,400 381,655
#*Osaka Steel Co., Ltd. 9,800 154,240
#OSAKA Titanium
Technologies Co., Ltd. 25,200 448,844
Osaki Electric Co., Ltd. 28,400 267,189
#OSG Corp. 49,300 1,138,181
Otsuka Corp. 47,500 976,700
Otsuka Holdings Co., Ltd. 84,400 5,883,749
OUG Holdings, Inc. 3,600 100,386
OYO Corp. 9,900 173,471
Pack Corp. (The) 8,700 79,282
PAL GROUP Holdings Co.,
Ltd. 68,400 642,223
Pan Pacific International
Holdings Corp. 547,400 3,101,675
Panasonic Holdings Corp. 426,790 11,482,923
#Paraca, Inc. 3,400 43,668
Park24 Co., Ltd. 87,200 1,081,614
#Pegasus Co., Ltd. 15,000 49,176
Penta-Ocean Construction
Co., Ltd. 230,400 2,182,089
#People Dreams &
Technologies Group Co., Ltd. 4,700 46,196
Persol Holdings Co., Ltd. 1,478,299 2,449,209
PHC Holdings Corp. 27,100 187,219
#PIA Corp. 3,100 55,390
#Pickles Holdings Co., Ltd. 5,900 42,650
#Pigeon Corp. 83,300 1,057,043
PILLAR Corp. 15,100 899,978
Pilot Corp. 52,200 594,534
#*PKSHA Technology, Inc. 12,700 222,295
#Plus Alpha Consulting Co.,
Ltd. 20,700 297,451
Polaris Holdings Co., Ltd. 31,200 38,210
Pole To Win Holdings, Inc. 12,800 26,770
Port, Inc. 4,500 68,959
PR Times Corp. 4,600 60,409
Premium Water Holdings, Inc. 4,400 102,245
Press Kogyo Co., Ltd. 74,700 404,874
Prestige International, Inc. 75,600 337,108
Prima Meat Packers, Ltd. 22,700 353,848
Procrea Holdings, Inc. 35,372 888,604
#Pronexus, Inc. 11,800 87,819
#Pro-Ship, Inc. 13,000 151,044
PS Construction Co., Ltd. 14,040 201,132
Shares Value
JAPAN — (Continued)
Punch Industry Co., Ltd. 9,700 $ 30,582
QB Net Holdings Co., Ltd. 9,800 79,397
#Qol Holdings Co., Ltd. 21,600 284,066
#Quick Co., Ltd. 27,100 132,245
#Raccoon Holdings, Inc. 12,700 51,207
Raito Kogyo Co., Ltd. 33,200 787,125
Raiznext Corp. 20,500 374,787
Rakus Co., Ltd. 122,200 813,515
*Rakuten Bank, Ltd. 56,000 1,924,874
*Rakuten Group, Inc. 285,900 1,496,789
#Rasa Corp. 6,700 79,150
#Rasa Industries, Ltd. 27,500 315,371
Recruit Holdings Co., Ltd. 206,300 16,260,418
Relo Group, Inc. 69,600 880,354
#Renaissance, Inc. 7,100 47,534
Renesas Electronics Corp. 306,200 6,619,189
Rengo Co., Ltd. 169,801 1,591,101
#*RENOVA, Inc. 49,300 287,951
*ReproCELL, Inc. 19,800 15,793
#Resol Holdings Co., Ltd. 1,000 49,427
Resona Holdings, Inc. 448,383 6,171,338
Resonac Holdings Corp. 133,700 11,524,776
Resorttrust, Inc. 99,200 1,114,890
Restar Corp. 8,800 227,979
#Retail Partners Co., Ltd. 19,300 166,182
Rheon Automatic Machinery
Co., Ltd. 12,200 116,387
Rhythm Co., Ltd. 3,300 80,104
Ricoh Co., Ltd. 431,300 4,278,464
Riken Keiki Co., Ltd. 8,800 193,161
Riken Technos Corp. 25,500 354,894
Riken Vitamin Co., Ltd. 13,800 278,210
#Ringer Hut Co., Ltd. 9,400 138,203
Rinnai Corp. 52,500 1,180,405
Rion Co., Ltd. 4,000 83,655
Riso Kagaku Corp. 17,220 113,556
#Riso Kyoiku Group Corp. 47,523 62,081
RIX Corp. 3,100 69,992
#Rock Field Co., Ltd. 5,600 48,183
Rohto Pharmaceutical Co.,
Ltd. 141,800 2,127,111
#Rokko Butter Co., Ltd. 8,459 56,526
Roland Corp., Registered 9,600 253,528
#Rorze Corp. 95,000 2,379,997
Round One Corp. 184,800 1,411,316
#Royal Holdings Co., Ltd. 60,000 501,178
Ryobi, Ltd. 23,001 369,229
RYODEN Corp. 8,100 221,799
Ryohin Keikaku Co., Ltd. 287,600 7,544,702
Ryoyo Ryosan Holdings, Inc. 27,168 500,618
Ryoyu Systems Co., Ltd. 1,000 18,094
S Foods, Inc. 5,500 94,957
#S&B Foods, Inc. 4,500 186,529
#Sac's Bar Holdings, Inc. 10,621 51,562
#Sagami Holdings Corp. 13,000 169,414
Saibu Gas Holdings Co., Ltd. 11,600 172,006
Saison Technology Co., Ltd. 700 9,096
Saizeriya Co., Ltd. 28,300 1,400,559

183
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Sakai Chemical Industry Co.,
Ltd. 14,000 $ 353,462
#Sakai Heavy Industries, Ltd. 4,200 57,372
Sakai Moving Service Co., Ltd. 13,000 243,059
Sakata INX Corp. 42,100 661,014
Sakata Seed Corp. 20,000 542,000
Sala Corp. 31,500 226,717
Samco, Inc., Class D 2,100 112,369
#San Holdings, Inc. 11,500 104,726
San ju San Financial Group,
Inc. 35,360 424,165
San-A Co., Ltd. 24,500 500,848
San-Ai Obbli Co., Ltd. 39,500 576,778
Sangetsu Corp. 32,900 639,507
San-In Godo Bank, Ltd. (The) 79,700 1,169,284
*Sanken Electric Co., Ltd. 19,900 1,042,336
Sanki Engineering Co., Ltd. 84,900 1,231,177
Sanko Gosei, Ltd. 21,300 130,161
Sanko Metal Industrial Co.,
Ltd. 9,300 74,178
Sankyo Co., Ltd. 133,600 1,555,625
Sankyo Frontier Co., Ltd. 4,600 66,562
Sankyo Tateyama, Inc. 20,001 82,026
Sankyu, Inc. 35,900 2,135,624
#Sanoh Industrial Co., Ltd. 35,400 180,752
Sanoyas Holdings Corp. 6,800 13,495
#Sanrio Co., Ltd. 285,500 2,281,669
Sansan, Inc. 24,200 302,301
Sansei Technologies, Inc. 8,000 117,720
#Sansha Electric
Manufacturing Co., Ltd. 5,100 35,682
Sanshin Electronics Co., Ltd. 5,500 100,415
#Santec Holdings Corp.,
Registered 3,600 390,692
Santen Pharmaceutical Co.,
Ltd. 211,900 2,507,267
Sanwa Holdings Corp. 109,600 2,369,246
Sanyo Chemical Industries,
Ltd. 10,200 311,653
Sanyo Denki Co., Ltd. 21,300 735,751
#Sanyo Electric Railway Co.,
Ltd. 6,759 85,026
Sanyo Trading Co., Ltd. 30,000 162,977
#Sapporo Breweries, Ltd. 239,500 3,025,619
Sato Corp. 23,800 365,912
#Sato Shoji Corp. 8,200 167,373
Sawai Group Holdings Co.,
Ltd. 77,100 799,206
SBI Holdings, Inc. 164,960 3,147,423
SBS Holdings, Inc. 16,500 462,176
SCREEN Holdings Co., Ltd. 55,600 4,399,812
Scroll Corp. 24,100 257,460
Secom Co., Ltd., Class B 39,600 1,711,585
Seed Co., Ltd. 10,000 33,600
Sega Sammy Holdings, Inc. 98,300 1,696,829
Segue Group Co., Ltd. 7,900 29,422
Seibu Electric & Machinery
Co., Ltd. 600 12,040
Seibu Giken Co., Ltd. 3,000 37,946
Shares Value
JAPAN — (Continued)
Seibu Holdings, Inc. 115,100 $ 2,574,886
Seika Corp. 13,400 221,335
Seikitokyu Kogyo Co., Ltd. 22,600 213,332
Seiko Electric Co., Ltd. 500 6,516
Seiko Epson Corp. 199,200 3,690,626
Seiko Group Corp. 39,600 1,974,715
Seino Holdings Co., Ltd. 76,000 1,257,240
Seiren Co., Ltd. 24,300 485,313
Sekisui Chemical Co., Ltd. 240,600 4,027,000
Sekisui House, Ltd. 145,900 3,196,101
Sekisui Kasei Co., Ltd. 12,300 40,942
SEMITEC Corp. 5,900 73,887
Senko Group Holdings Co.,
Ltd. 108,500 1,502,884
Senshu Electric Co., Ltd. 8,800 336,580
Senshu Ikeda Holdings, Inc. 214,440 1,274,048
Septeni Holdings Co., Ltd. 45,300 146,519
#SERAKU Co., Ltd. 3,700 30,929
Seria Co., Ltd. 30,901 747,174
Seven & i Holdings Co., Ltd. 637,000 8,437,325
#Seven Bank, Ltd. 528,700 1,057,898
SG Holdings Co., Ltd. 188,700 1,874,260
#Sharingtechnology, Inc. 9,500 79,950
#*Sharp Corp. 155,600 604,321
Shibaura Machine Co., Ltd. 23,200 601,036
Shibaura Mechatronics Corp. 60,500 1,666,149
Shibusawa Logistics Corp. 18,100 206,776
Shibuya Corp. 9,500 261,925
#*SHIFT, Inc. 150,100 827,306
Shiga Bank, Ltd. (The) 101,900 1,535,940
#Shikibo, Ltd. 6,198 40,561
Shikoku Bank, Ltd. (The) 28,400 593,952
Shikoku Electric Power Co.,
Inc. 72,400 757,534
#Shima Seiki Manufacturing,
Ltd. 10,800 63,013
#Shimadaya Corp. 5,000 52,128
Shimadzu Corp. 48,500 1,247,034
Shimano, Inc. 10,600 1,339,771
#Shimizu Bank, Ltd. (The) 8,600 144,805
Shimizu Corp. 200,600 2,997,819
#Shimojima Co., Ltd. 8,200 70,915
Shin Maint Holdings Co., Ltd. 4,400 28,822
Shin Nippon Air Technologies
Co., Ltd. 15,900 323,542
#Shin Nippon Biomedical
Laboratories, Ltd. 12,900 103,459
Shinagawa Refra Co., Ltd. 20,100 259,668
Shindengen Electric
Manufacturing Co., Ltd. 6,900 147,989
Shin-Etsu Chemical Co., Ltd. 224,600 8,181,379
Shin-Etsu Polymer Co., Ltd. 24,500 329,744
Shinko Shoji Co., Ltd. 16,400 160,266
Shinmaywa Industries, Ltd. 54,400 674,085
#Shinnihonseiyaku Co., Ltd. 8,300 105,402
Shinobu Foods Products Co.,
Ltd. 5,400 58,061
Shinsho Corp. 8,700 140,806
Shinwa Co., Ltd. 8,800 54,936

184
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Shinwa Co., Ltd. 6,200 $ 123,630
Shionogi & Co., Ltd. 141,200 2,579,244
Ship Healthcare Holdings, Inc. 62,528 1,005,710
#Shirai Electronics Industrial
Co., Ltd. 4,900 13,417
Shiseido Co., Ltd. 111,800 2,214,584
#Shizuki Electric Co., Inc. 3,500 22,751
Shizuoka Financial Group, Inc. 157,800 3,151,540
Shizuoka Gas Co., Ltd. 600 4,752
SHO-BOND Holdings Co., Ltd. 86,700 720,118
#Shochiku Co., Ltd. 4,700 340,342
Shoei Co., Ltd. 33,800 414,155
#Shoei Foods Corp. 6,400 177,460
Shofu, Inc., Class A 7,300 96,691
Showa Sangyo Co., Ltd. 14,400 321,055
SIGMAXYZ Holdings, Inc. 48,400 181,471
Siix Corp. 31,800 280,403
Simplex Holdings, Inc. 73,200 519,951
Sinanen Holdings Co., Ltd. 3,600 150,127
Sinfonia Technology Co., Ltd. 16,500 1,381,347
Sinko Industries, Ltd. 35,100 269,822
SKY Perfect JSAT Corp. 102,200 1,349,188
Skylark Holdings Co., Ltd. 162,100 3,197,715
Skymark Airlines, Inc. 2,000 5,125
#Smaregi, Inc. 1,900 38,066
SMC Corp. 6,600 2,921,451
SMK Corp. 2,400 46,123
#SMS Co., Ltd. 42,900 594,632
#Socionext, Inc. 141,300 1,697,197
#Soda Nikka Co., Ltd. 9,000 68,168
SoftBank Corp. 4,392,900 6,163,441
Softcreate Holdings Corp.,
Class B 9,700 127,262
Software Service, Inc. 1,800 124,578
Sojitz Corp. 103,900 3,511,295
Soken Chemical & Engineering
Co., Ltd. 11,200 217,353
Soliton Systems KK 4,500 55,111
Sompo Holdings, Inc. 210,025 9,382,370
Sony Financial Group, Inc. 2,776,500 2,725,495
#Sony Financial Group, Inc.,
ADR 30,234 145,728
Sony Group Corp. 1,186,600 28,222,039
#Sony Group Corp., ADR 151,170 3,516,214
Sotetsu Holdings, Inc. 37,858 626,033
Space Co., Ltd. 8,400 76,443
SPK Corp., Registered 8,400 73,172
#S-Pool, Inc. 46,400 78,973
Square Enix Holdings Co., Ltd. 124,700 2,165,069
#SRA Holdings 5,400 157,701
#SRE Holdings Corp. 8,500 145,684
#SRS Holdings Co., Ltd. 14,700 132,390
St Marc Holdings Co., Ltd.,
Registered 11,000 177,202
#ST. Corp. 10,700 101,742
Star Mica Holdings Co., Ltd. 21,900 209,200
Startia Holdings, Inc. 2,600 50,294
Starts Corp., Inc. 27,300 815,271
Starzen Co., Ltd. 29,800 252,100
Shares Value
JAPAN — (Continued)
Stella Chemifa Corp. 6,300 $ 204,560
#Step Co., Ltd. 1,700 24,065
STI Foods Holdings, Inc. 5,700 40,023
Strike Group Co., Ltd. 30,700 254,893
#Studio Alice Co., Ltd. 7,400 92,114
Subaru Corp. 337,400 5,754,182
Subaru Enterprise Co., Ltd. 2,900 66,387
Sugi Holdings Co., Ltd. 73,700 1,306,442
Sugimoto & Co., Ltd.,
Registered 10,200 82,958
SUMCO Corp. 273,200 5,759,977
Sumida Corp. 33,000 267,772
#Suminoe Co., Ltd. 5,800 42,364
Sumitomo Bakelite Co., Ltd. 17,900 732,188
Sumitomo Chemical Co., Ltd. 765,500 2,506,234
Sumitomo Corp. 439,200 4,606,463
Sumitomo Electric Industries,
Ltd. 906,400 12,432,580
Sumitomo Forestry Co., Ltd. 369,600 3,127,876
Sumitomo Heavy Industries,
Ltd. 96,700 3,181,125
Sumitomo Mitsui Financial
Group, Inc. 410,649 17,573,637
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 23,500 608,180
Sumitomo Mitsui Trust Group,
Inc. 643,952 6,689,255
Sumitomo Osaka Cement Co.,
Ltd. 32,300 1,106,588
*Sumitomo Pharma Co., Ltd. 30,800 241,409
Sumitomo Realty &
Development Co., Ltd. 137,700 3,115,925
Sumitomo Rubber Industries,
Ltd. 161,933 2,318,777
Sumitomo Seika Chemicals
Co., Ltd. 27,600 211,994
Sun Frontier Fudousan Co.,
Ltd. 13,000 204,767
#Suncall Corp. 24,700 197,786
Sundrug Co., Ltd. 60,900 1,445,765
Suntory Beverage & Food, Ltd. 33,500 967,813
Sun-Wa Technos Corp. 10,900 246,786
Suruga Bank, Ltd. 113,000 1,848,736
Suzuden Corp. 500 7,788
Suzuken Co., Ltd. 53,560 1,712,507
Suzuki Co., Ltd. 9,000 169,458
Suzuki Motor Corp. 537,900 7,047,005
SWCC Corp. 35,500 2,530,539
Sysmex Corp. 237,137 2,381,423
System Research Co., Ltd. 8,700 100,373
System Support Holdings, Inc. 8,600 60,439
#Systems Engineering
Consultants Co., Ltd. 4,200 78,131
Systena Corp. 208,100 548,921
#Syuppin Co., Ltd. 13,600 115,736
T Hasegawa Co., Ltd. 17,800 363,322
T&D Holdings, Inc. 100,500 3,211,455
#T. RAD Co., Ltd. 26,200 244,023

185
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Tachibana Eletech Co., Ltd.,
Class S 9,520 $ 206,872
Tachi-S Co., Ltd., Class S 29,500 419,086
Tadano, Ltd. 86,500 726,877
Taihei Dengyo Kaisha, Ltd. 24,100 366,589
Taiheiyo Cement Corp. 87,222 2,231,700
#Taiho Kogyo Co., Ltd., Class
A 14,500 100,446
Taikisha, Ltd. 21,600 574,508
Taiko Bank, Ltd. (The) 1,200 19,535
Taisei Corp. 42,500 3,487,282
#Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 3,200 50,846
Taiyo Holdings Co., Ltd. 45,000 1,335,375
Taiyo Yuden Co., Ltd. 98,500 6,325,404
Takamatsu Construction
Group Co., Ltd. 11,300 265,068
#Takamiya Co., Ltd. 20,101 53,148
#Takaoka Toko Co., Ltd. 10,280 451,293
#Takara & Co., Ltd. 8,400 224,739
Takara Holdings, Inc. 96,000 1,259,802
Takara Standard Co., Ltd. 31,800 603,146
Takasago International Corp. 51,300 389,845
Takasago Thermal
Engineering Co., Ltd. 48,400 1,296,138
Takashima & Co., Ltd. 19,400 98,934
Takashimaya Co., Ltd. 313,200 4,475,972
#TAKEBISHI Corp. 4,700 71,965
Takeda Pharmaceutical Co.,
Ltd. 264,808 9,168,702
Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 5,264 89,962
#Takeuchi Manufacturing Co.,
Ltd. 29,200 1,366,243
#Taki Chemical Co., Ltd. 3,900 121,611
#Takihyo Co., Ltd. 2,500 38,342
#Tama Home Co., Ltd. 22,800 435,309
Tamagawa Holdings Co., Ltd. 3,000 24,305
Tamron Co., Ltd. 94,300 851,646
Tamura Corp. 74,901 381,032
TANABE ENGINEERING
Corp. 3,600 51,550
Tanseisha Co., Ltd. 35,000 305,323
#TASUKI Holdings, Inc. 18,900 131,638
#Tauns Laboratories, Inc. 3,100 9,209
Tayca Corp. 11,500 160,628
Tazmo Co., Ltd. 8,000 201,225
#TBK Co., Ltd., Class R 12,900 26,898
#TDC Soft, Inc. 29,300 195,425
TDK Corp. 750,500 14,178,075
TDK Corp., ADR 98,470 1,926,073
TechMatrix Corp. 35,200 451,427
#TECHNO HORIZON Co., Ltd. 6,200 35,551
Techno Ryowa, Ltd. 9,900 350,052
Techno Smart Corp. 3,900 45,705
#Technoflex Corp. 4,800 146,510
Teijin, Ltd. 168,116 1,728,409
#Teikoku Corp. 6,500 136,960
#Tekken Corp. 6,700 185,147
Shares Value
JAPAN — (Continued)
Tenpos Holdings Co., Ltd. 800 $ 19,218
#Tera Probe, Inc. 4,000 257,497
Terasaki Electric Co., Ltd. 3,600 91,455
Terumo Corp. 147,700 2,155,785
#Tess Holdings Co., Ltd. 40,900 174,157
THK Co., Ltd. 86,800 3,652,441
TISI, Inc. 124,800 2,962,751
TKC Corp. 20,900 507,323
*TKP Corp. 10,400 125,211
TOA Corp. 46,800 598,429
#TOA ROAD Corp. 19,400 198,112
Toagosei Co., Ltd. 35,300 398,171
TOBISHIMA HOLDINGS, Inc. 18,700 242,991
Tobu Railway Co., Ltd. 64,100 1,246,372
Tocalo Co., Ltd. 38,400 702,041
Tochigi Bank, Ltd. (The) 94,000 561,432
Toda Corp. 140,500 1,315,216
Toei Animation Co., Ltd. 41,200 760,217
#Toell Co., Ltd. 4,200 23,107
Toenec Corp. 35,800 460,920
Togami Electric Manufacturing
Co., Ltd. 2,300 78,003
Toho Bank, Ltd. (The) 198,300 1,071,050
Toho Co., Ltd. 18,200 154,881
Toho Co., Ltd. 57,800 552,499
Toho Gas Co., Ltd. 107,200 781,993
#Toho Holdings Co., Ltd. 38,500 970,570
#*Toho Zinc Co., Ltd. 10,100 55,884
#Tohoku Bank, Ltd. (The) 1,800 16,403
Tohoku Electric Power Co.,
Inc. 211,200 1,565,845
Tokai Carbon Co., Ltd. 208,827 2,016,464
Tokai Corp. 9,900 152,332
TOKAI Holdings Corp. 81,100 591,856
Tokai Rika Co., Ltd. 33,700 671,989
Tokai Tokyo Financial
Holdings, Inc. 99,300 500,164
Tokio Marine Holdings, Inc. 308,900 15,741,338
Tokushu Tokai Paper Co., Ltd. 16,500 216,166
#Tokuyama Corp. 68,060 1,620,873
Tokyo Base Co., Ltd. 29,800 71,494
*Tokyo Electric Power Co.
Holdings, Inc. 390,588 1,275,590
Tokyo Electron Device, Ltd. 17,700 447,989
Tokyo Electron, Ltd. 54,000 18,822,421
Tokyo Energy & Systems, Inc. 20,700 259,229
Tokyo Gas Co., Ltd. 53,200 2,077,882
#Tokyo Keiki, Inc. 5,200 224,688
Tokyo Kiraboshi Financial
Group, Inc. 212,796 2,275,972
#Tokyo Metro Co., Ltd. 76,100 696,598
Tokyo Ohka Kogyo Co., Ltd. 47,700 2,660,835
Tokyo Rope Manufacturing
Co., Ltd. 6,600 81,119
Tokyo Sangyo Co., Ltd. 14,300 74,542
Tokyo Seimitsu Co., Ltd. 32,000 3,448,705
Tokyo Steel Manufacturing
Co., Ltd. 48,100 535,300
Tokyo Tatemono Co., Ltd. 126,800 2,697,262

186
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Tokyo Tekko Co., Ltd. 19,800 $ 239,005
Tokyotokeiba Co., Ltd. 12,200 385,404
Tokyu Construction Co., Ltd. 81,800 599,019
Tokyu Corp. 143,800 1,577,759
Tokyu Fudosan Holdings Corp. 628,525 5,275,702
Toli Corp. 24,700 103,624
Tomato Bank, Ltd. 5,200 53,494
#Tomen Devices Corp. 3,100 411,776
#Tomoe Engineering Co., Ltd. 12,100 147,199
Tomoku Co., Ltd. 7,000 198,493
TOMONY Holdings, Inc. 186,300 1,166,532
Tomy Co., Ltd. 82,600 1,881,553
Topre Corp. 34,800 616,991
Topy Industries, Ltd. 11,501 212,215
Toray Industries, Inc. 393,800 2,864,000
Torex Semiconductor, Ltd. 5,000 56,304
#Toridoll Holdings Corp. 33,600 916,891
#Torishima Pump
Manufacturing Co., Ltd., Class
A 11,000 191,226
Tosei Corp. 57,400 655,743
Toshiba TEC Corp. 26,400 524,767
Tosho Co., Ltd. 10,100 48,716
Tosoh Corp. 157,800 2,686,242
Totech Corp. 13,900 337,843
Totetsu Kogyo Co., Ltd. 19,000 498,194
TOTO, Ltd. 94,099 4,142,779
#Tottori Bank, Ltd. (The) 1,200 13,257
Toumei Co., Ltd. 3,600 17,161
Towa Bank, Ltd. (The) 12,877 107,318
Towa Pharmaceutical Co., Ltd. 24,600 618,766
Toyo Corp. 1,000 12,303
Toyo Gosei Co., Ltd. 200 16,266
#Toyo Kanetsu KK 11,100 170,517
Toyo Logistics Co., Ltd. 1,700 21,514
Toyo Seikan Group Holdings,
Ltd. 50,000 1,278,694
Toyo Suisan Kaisha, Ltd. 13,500 878,804
#Toyo Tanso Co., Ltd. 14,200 590,385
Toyo Tire Corp. 96,400 2,591,251
Toyo Wharf & Warehouse Co.,
Ltd. 2,100 24,386
Toyobo Co., Ltd. 105,601 1,008,093
Toyoda Gosei Co., Ltd. 70,200 2,452,205
Toyota Boshoku Corp. 67,200 945,590
Toyota Motor Corp. 2,392,600 46,086,382
#Toyota Motor Corp.,
Sponsored ADR 9,621 1,818,273
Toyota Tsusho Corp. 240,000 10,132,077
Traders Holdings Co., Ltd. 16,320 127,813
#Transaction Co., Ltd. 22,500 169,571
*Transaction Media Networks,
Inc. 5,300 13,947
Transcosmos, Inc. 17,237 411,371
TRE Holdings Corp. 46,044 583,557
#Treasure Factory Co., Ltd. 13,500 177,626
Trend Micro, Inc. 36,600 1,457,564
Tri Chemical Laboratories, Inc. 26,600 542,107
Trusco Nakayama Corp. 32,300 489,901
Shares Value
JAPAN — (Continued)
#*Tsubaki Nakashima Co., Ltd. 27,300 $ 61,553
Tsubakimoto Chain Co. 47,800 776,328
#Tsubakimoto Kogyo Co., Ltd. 7,300 131,489
#Tsuburaya Fields Holdings,
Inc. 41,300 625,109
Tsugami Corp. 41,500 1,566,431
Tsukada Global Holdings, Inc. 14,800 56,514
Tsukishima Holdings Co., Ltd. 24,900 427,550
#Tsukuba Bank, Ltd. 85,100 332,436
Tsumura & Co. 54,800 1,313,686
Tsuruha Holdings, Inc. 166,405 2,533,306
Tsurumi Manufacturing Co.,
Ltd. 16,400 229,379
UACJ Corp. 125,760 1,860,040
#UBE Corp. 96,220 1,923,494
#Ubicom Holdings, Inc. 4,900 30,866
Uchida Yoko Co., Ltd. 31,200 419,527
Ueki Corp. 2,100 35,887
Ukai Co., Ltd. 1,800 38,436
#ULS Group, Inc. 12,700 44,826
Ultrafabrics Holdings Co., Ltd. 5,300 23,434
Umios Corp. 105,300 867,001
#U-Next Holdings Co., Ltd. 51,700 555,558
Unicharm Corp. 175,200 1,107,482
Unipres Corp. 36,762 308,457
#UNISOL Holdings Co.rp. 14,070 253,167
United Arrows, Ltd. 25,100 382,589
#United Super Markets
Holdings, Inc. 65,235 336,776
UNITED, Inc. 10,700 34,944
Univance Corp. 8,100 40,748
#*Universal Entertainment
Corp. 9,401 39,440
Urbanet Corp. Co., Ltd. 22,700 71,710
User Local, Inc. 5,900 67,291
Ushio, Inc. 64,300 1,528,904
USS Co., Ltd. 154,700 1,960,165
UT Group Co., Ltd. 474,300 548,100
Valor Holdings Co., Ltd. 31,500 645,926
Valqua, Ltd. 11,300 460,587
#Value HR Co., Ltd. 10,200 97,244
#ValueCommerce Co., Ltd. 6,000 17,824
Valuence Holdings, Inc. 900 10,400
Vector, Inc. 33,000 368,083
Vertex Corp. 22,920 189,147
Vision, Inc. 41,000 265,995
#*Visional, Inc. 16,800 919,318
Vital KSK Holdings, Inc. 27,400 288,412
VT Holdings Co., Ltd. 63,636 196,633
#Wacoal Holdings Corp. 32,200 890,214
Wacom Co., Ltd. 97,700 478,606
Wakachiku Construction Co.,
Ltd. 5,800 131,135
Wakita & Co., Ltd. 27,300 329,537
Warabeya Nichiyo Holdings
Co., Ltd. 11,400 199,397
#Waseda Academy Co., Ltd. 4,900 76,566
#Washington Hotel Corp. 2,400 32,437
#Watahan & Co., Ltd. 11,800 97,453

187
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#WDB Holdings Co., Ltd. 3,500 $ 39,874
WDI Corp. 700 13,189
#Wealth Management, Inc. 5,400 35,576
Weathernews, Inc. 10,900 137,940
#Wellneo Sugar Co., Ltd. 7,100 123,294
#West Holdings Corp. 21,724 345,046
West Japan Railway Co. 70,400 1,326,867
#Will Group, Inc., Preference 11,400 77,539
#WingArc1st, Inc. 16,700 334,577
Workman Co., Ltd. 10,200 376,034
World Co., Ltd. 52,500 529,204
World Holdings Co., Ltd. 7,200 120,147
#*W-Scope Corp. 30,100 27,600
#Xebio Holdings Co., Ltd. 23,100 159,005
#YAC Holdings Co., Ltd. 15,800 113,818
Yagi & Co., Ltd. 5,700 65,260
Yahagi Construction Co., Ltd. 23,900 286,395
Yakult Honsha Co., Ltd. 104,400 1,848,350
#YAKUODO Holdings Co., Ltd. 8,300 90,024
YAMABIKO Corp. 26,100 635,186
#YAMADA Consulting Group
Co., Ltd. 5,200 55,356
Yamada Corp. 900 42,393
Yamada Holdings Co., Ltd. 379,200 1,698,273
Yamae Group Holdings Co.,
Ltd. 14,000 247,423
Yamagata Bank, Ltd. (The) 17,000 399,309
Yamaguchi Financial Group,
Inc. 150,200 2,807,318
Yamaha Corp. 307,803 2,403,850
Yamaha Motor Co., Ltd. 413,600 3,488,553
Yamaichi Electronics Co., Ltd. 19,600 1,056,166
Yamami Co. 1,500 46,868
Yamanashi Chuo Bank, Ltd.
(The) 14,600 590,510
#Yamatane Corp. 10,800 143,050
#Yamato Holdings Co., Ltd. 124,700 1,620,767
Yamau Holdings Co., Ltd. 2,800 40,639
#Yamaura Corp. 10,100 95,022
Yamax Corp. 5,000 45,910
Yamaya Corp. 2,500 32,737
Yamazaki Baking Co., Ltd. 79,700 1,681,346
Yamazen Corp. 46,400 517,547
#Yashima Denki Co., Ltd. 14,200 269,775
#Yaskawa Electric Corp. 25,300 773,340
#YE DIGITAL Corp. 8,200 63,602
Yellow Hat, Ltd. 52,500 596,467
Yokogawa Bridge Holdings
Corp. 30,200 561,419
Yokogawa Electric Corp. 53,400 1,939,135
Yokohama Financial Group,
Inc. 682,624 7,884,098
Yokohama Rubber Co., Ltd.
(The) 99,100 4,773,107
#Yokorei Co., Ltd. 41,900 561,561
Yokowo Co., Ltd. 10,300 261,017
Yondenko Corp. 16,900 213,021
#Yondoshi Holdings, Inc. 10,900 141,774
#Yonex Co., Ltd. 32,400 529,673
Shares Value
JAPAN — (Continued)
#Yorozu Corp. 8,700 $ 49,012
Yoshicon Co., Ltd. 600 8,776
#Yoshinoya Holdings Co., Ltd. 43,700 1,054,728
Yossix Holdings Co., Ltd. 2,800 57,064
Yotai Refractories Co., Ltd.,
Registered 600 6,617
Yuasa Co., Ltd. 10,000 364,892
Yuken Kogyo Co., Ltd. 1,200 22,836
Yukiguni Factory Co., Ltd. 17,100 125,223
Yurtec Corp. 33,200 498,756
#Yushin Co 10,700 44,890
Zacros Corp. 37,400 318,508
#Zenrin Co., Ltd. 32,350 184,277
Zensho Holdings Co., Ltd. 41,837 2,620,708
Zeon Corp. 140,700 1,997,944
ZERIA Pharmaceutical Co.,
Ltd. 19,900 261,209
Zero Co., Ltd. 2,400 53,660
#ZIGExN Co., Ltd. 39,900 105,498
#Zojirushi Corp., Class B 26,400 238,756
ZOZO, Inc. 118,200 848,501
Zuiko Corp. 2,900 16,702
TOTAL JAPAN 1,887,729,643
KOREA, REPUBLIC OF — (5.7%)
ABco Electronics Co., Ltd. 3,488 13,162
Able C&C Co., Ltd. 4,892 36,715
ABOV Semiconductor Co., Ltd. 8,190 37,971
*ADTechnology Co., Ltd. 1,492 27,994
Advanced Nano Products Co.,
Ltd. 4,243 118,894
#Aekyung Chemical Co., Ltd. 12,939 74,873
*AeroSpace Technology of
Korea, Inc. 94,953 28,505
#Ahnlab, Inc. 4,345 161,524
*Air Busan Co., Ltd. 34,909 36,655
AJ Networks Co., Ltd. 18,379 55,174
Ajin Industrial Co., Ltd. 28,520 50,411
#*Alteogen, Inc. 4,255 920,718
*Amicogen, Inc. 23,517 18,557
*Aminologics Co., Ltd., Class A 9,612 6,755
#Amorepacific Corp. 14,513 1,323,343
#*Amotech Co., Ltd. 8,838 87,035
*Anam Electronics Co., Ltd. 25,020 21,357
*Anapass, Inc. 8,556 74,416
*APS Innovation Co., Ltd. 10,499 20,804
*ARIBIO Holdings, Inc. 9,920 29,224
Asia Cement Co., Ltd. 12,838 80,142
ASIA Holdings Co., Ltd. 648 87,721
*Asia Pacific Satellite, Inc. 5,010 24,142
Asia Paper Manufacturing Co.,
Ltd. 20,255 103,711
Atec Co., Ltd. 2,664 15,658
Aurora World Corp. 3,238 49,852
*Avaco Co., Ltd. 6,961 50,290
Baiksan Co., Ltd. 11,593 80,745
BGF retail Co., Ltd. 7,749 679,403
BH Co., Ltd. 20,930 221,235
*BHI Co., Ltd. 15,945 450,714

188
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Binex Co., Ltd. 17,157 $ 77,018
#Binggrae Co., Ltd. 4,788 227,360
Bio Plus Co., Ltd. 27,338 67,592
*Biodyne Co., Ltd. 1,978 11,446
*BioSmart Co., Ltd. 4,847 8,873
*BNC Korea, Inc. 40,809 67,838
BNK Financial Group, Inc. 140,321 1,493,070
Boditech Med, Inc. 7,281 58,985
#*Bookook Securities Co., Ltd. 1,891 68,706
Boryung 17,835 102,454
#*Bosung Power Technology
Co., Ltd. 7,264 29,296
Bukwang Pharmaceutical Co.,
Ltd. 48,796 136,562
BYC Co., Ltd. 1,130 25,442
Byucksan Corp. 11,350 11,384
C&G Hi Tech Co., Ltd. 3,093 26,164
#*Cafe24 Corp. 9,875 116,710
Cape Industries, Ltd. 13,992 77,924
Caregen Co., Ltd. 9,011 351,414
Celltrion Pharm, Inc. 7,553 212,969
*Celltrion, Inc. 18,156 2,377,587
*Chabiotech Co., Ltd. 25,266 149,749
Cheil Electric Co., Ltd. 5,950 26,668
#Cheil Worldwide, Inc. 66,694 885,542
#Chemtronics Co., Ltd. 8,435 115,370
#Cheryong Electric Co., Ltd. 11,743 340,174
Cheryong Industrial Co., Ltd. 2,768 11,552
Chips&Media, Inc. 8,812 60,634
*Choil Aluminum Co., Ltd. 30,616 22,806
#Chong Kun Dang
Pharmaceutical Corp. 5,980 280,607
Chongkundang Holdings Corp. 1,685 45,089
Choong Ang Vaccine
Laboratory 2,721 17,368
*Chunbo Co., Ltd. 3,518 76,864
#*CJ CGV Co., Ltd. 69,778 264,782
#CJ CheilJedang Corp. 7,185 964,585
#CJ Corp. 12,588 1,142,518
*CJ ENM Co., Ltd. 13,761 302,593
CJ Freshway Corp. 5,869 92,829
CJ Logistics Corp. 8,451 441,607
#Classys, Inc. 12,786 369,042
*CMG Pharmaceutical Co.,
Ltd. 59,541 30,487
*CoAsia Corp. 5,354 9,952
*Com2uS Holdings Corp. 1,214 10,073
CORESTEMCHEMON, Inc. 15,279 19,387
Cosmax, Inc. 7,397 958,284
#Cosmecca Korea Co., Ltd. 5,941 328,366
#*CosmoAM&T Co., Ltd. 10,826 246,408
Coway Co., Ltd. 47,595 3,054,600
Cowintech Co., Ltd. 3,363 20,781
*Creverse, Inc. 1,267 7,376
#*CS Wind Corp. 25,140 657,727
Cuckoo Homesys Co., Ltd. 8,292 125,046
*Curexo, Inc. 5,836 33,771
D.I Corp. 9,530 134,691
*DA Technology Co., Ltd. 476 167
Shares Value
KOREA, REPUBLIC OF — (Continued)
Dae Hwa Pharmaceutical Co.,
Ltd. 3,436 $ 21,401
Dae Won Kang Up Co., Ltd. 33,475 84,175
*Daea TI Co., Ltd. 42,321 70,797
*Daechang Co., Ltd. 24,606 18,122
Daechang Forging Co., Ltd. 5,946 23,731
Daedong Corp. 18,603 82,987
Daedong Gear Co., Ltd. 1,845 11,776
Daeduck Electronics Co., Ltd. 16,409 1,114,113
*Daeho AL Co., Ltd. 17,420 6,500
#*Dae-Il Corp. 26,776 80,007
Daejoo Electronic Materials
Co., Ltd. 4,211 209,413
*DaeMyoung Energy Co., Ltd. 2,776 23,774
#Daesang Corp. 20,380 253,303
Daesang Holdings Co., Ltd. 12,228 64,241
#Daesung Energy Co., Ltd. 3,138 14,857
*Daesung Industrial Co., Ltd. 29,061 81,840
#*Daewon Cable Co., Ltd. 42,490 387,438
*Daewon Media Co., Ltd. 4,096 12,469
Daewon Pharmaceutical Co.,
Ltd. 8,119 42,084
#*Daewoo Engineering &
Construction Co., Ltd. 180,513 1,618,122
Daewoong Co., Ltd. 17,983 205,978
#Daewoong Pharmaceutical
Co., Ltd. 5,378 429,274
#*Daishin Securities Co., Ltd. 20,529 372,220
#*Danal Co., Ltd. 33,495 106,192
Daol Investment & Securities
Co., Ltd. 33,410 80,262
*<Dawonsys Co., Ltd. 22,141 29,476
DB HiTek Co., Ltd. 27,578 1,607,443
#DB Insurance Co., Ltd. 46,721 5,144,979
#DB Securities Co., Ltd. 21,349 133,422
Dear U Co., Ltd. 5,038 70,109
Dentium Co., Ltd. 3,606 96,872
DI Dong Il Corp. 12,222 203,171
Digital Daesung Co., Ltd. 12,951 70,219
*DIO Corp. 5,333 45,449
DIT Corp. 3,671 38,881
#*DK Tech Co., Ltd. 7,371 89,443
*DKME 25,693 29,213
*DL Holdings Co., Ltd. 10,303 310,384
<DMS Co., Ltd. 9,939 56,816
DN Automotive Corp. 19,401 549,085
DNF Co., Ltd. 2,953 25,642
Dohwa Engineering Co., Ltd. 8,112 27,823
*Dong-A Socio Holdings Co.,
Ltd. 2,578 159,486
Dong-A ST Co., Ltd. 4,007 96,823
#Dongbang Transport
Logistics Co., Ltd. 29,861 37,093
Dongjin Semichem Co., Ltd. 36,151 992,714
Dongkoo Bio & Pharma Co.,
Ltd. 8,653 23,336
#DongKook Pharmaceutical
Co., Ltd. 24,503 300,766
Dongkuk CM Co., Ltd. 3,282 11,763

189
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Dongkuk Industries Co., Ltd. 26,810 $ 43,533
Dongkuk Steel Mill Co., Ltd. 19,125 120,864
#Dongsuh Cos., Inc. 23,397 418,478
Dongsung Chemical Co., Ltd. 25,657 64,066
#Dongsung Finetec Co., Ltd. 16,717 183,973
*Dongwha Enterprise Co., Ltd. 11,048 43,318
Dongwha Pharm Co., Ltd. 5,478 17,982
#Dongwon Industries Co., Ltd. 9,765 242,464
Dongwon Mobility Co., Ltd.,
Class A 3,544 3,483
Dongwoon Anatech Co., Ltd. 13,021 245,679
Doosan Bobcat, Inc. 33,175 1,391,502
#Doosan Co., Ltd. 3,452 2,832,882
*Doosan Enerbility Co., Ltd. 34,133 1,606,456
*Doosan Fuel Cell Co., Ltd. 4,791 82,499
Doosan Tesna, Inc. 9,388 422,088
*Dream Security Co., Ltd. 41,700 50,542
*DRTECH Corp. 44,789 23,970
DS Dansuk Co., Ltd. 10,043 77,698
*DSK Co., Ltd. 9,852 28,263
*Duchembio Co., Ltd. 1,710 6,813
#*Duk San Neolux Co., Ltd. 7,885 165,918
#*Duksan Hi-Metal Co., Ltd. 21,422 131,624
*Duksan Techopia Co., Ltd. 4,317 29,038
DY Corp. 4,312 12,627
DY POWER Corp. 4,701 35,611
Easy Bio, Inc. 16,092 69,416
*Easy Holdings Co., Ltd. 27,105 78,613
*Eco&Dream Co., Ltd. 9,220 40,936
Ecoplastic Corp. 34,910 45,275
#Ecopro BM Co., Ltd. 3,748 272,090
*Ecopro Co., Ltd. 25,541 1,417,053
Ecopro HN Co., Ltd. 3,794 63,468
Elensys Co., Ltd. 4,456 14,502
Elentec Co., Ltd. 9,203 43,443
#E-MART, Inc. 18,540 1,037,730
*EM-Tech Co., Ltd. 9,562 24,715
#ENF Technology Co., Ltd. 10,583 308,055
EO Technics Co., Ltd. 1,497 310,803
*ESTsoft Corp. 1,383 7,440
#*Eubiologics Co., Ltd. 24,662 137,174
Eugene Investment &
Securities Co., Ltd. 69,920 203,036
#Eugene Technology Co., Ltd. 9,534 750,977
*EV Advanced Material Co.,
Ltd. 24,243 10,475
*Everybot, Inc. 1,968 17,448
*E-World 178 67
Exem Co., Ltd. 11,356 10,785
Exicon Co., Ltd. 6,207 56,989
#F&F Co., Ltd. 14,124 797,490
F&F Holdings Co., Ltd. 4,983 50,819
#FarmStory Co., Ltd. 29,835 21,429
#FIBERPRO, Inc. 4,704 36,690
*Fine M-Tec Co., Ltd. 17,516 86,738
#*Fine Semitech Corp. 7,741 99,959
#*Foosung Co., Ltd. 25,387 160,260
*Freet, Inc. 3,451 2,166
Shares Value
KOREA, REPUBLIC OF — (Continued)
G2Power Co., Ltd. 2,036 $ 9,425
Gabia, Inc. 7,093 233,830
Galaxia Moneytree Co., Ltd. 11,664 38,411
#GAMSUNG Corp. Co., Ltd. 53,234 153,276
#Gaon Cable Co., Ltd. 4,352 409,650
#GC Biopharma Corp. 4,588 372,974
#GC Corp. 21,186 138,199
GC MediAI Corp. 17,914 36,250
*GemVax & Kael Co., Ltd. 3,780 26,991
*GeneOne Life Science, Inc. 22,871 8,566
Genians, Inc. 1,624 15,332
*Genic Co., Ltd. 3,676 63,170
*Genome & Co. 11,540 26,549
*Genomictree, Inc. 8,306 66,066
Global Standard Technology
Co., Ltd. 13,378 402,081
#*Global Tax Free Co., Ltd. 22,068 73,369
#*GnCenergy Co., Ltd. 12,528 321,614
GOLFZON Co., Ltd. 876 24,086
Grand Korea Leisure Co., Ltd. 27,171 178,764
Green Cross Wellbeing Corp. 7,003 38,313
#GS Engineering &
Construction Corp. 69,326 1,140,278
GS Global Corp. 39,991 70,546
GS Holdings Corp. 37,868 2,363,928
#GS P&L Co., Ltd. 6,616 163,579
#GS Retail Co., Ltd. 28,003 486,129
#HAESUNG DS Co., Ltd. 9,623 325,334
*Haesung Industrial Co., Ltd. 13,426 59,422
*Han Kuk Carbon Co., Ltd. 32,789 491,019
Hana Financial Group, Inc. 129,441 11,385,215
Hana Materials, Inc. 6,893 254,311
*Hana Micron, Inc. 46,963 978,327
Hana Pharm Co., Ltd. 4,025 24,449
*Hana Technology Co., Ltd. 913 7,493
#Hana Tour Service, Inc. 8,324 178,951
#*Hanall Biopharma Co., Ltd. 2,936 89,375
#Hancom, Inc. 12,345 147,634
Handok, Inc. 5,594 35,156
Handsome Co., Ltd. 5,861 80,986
#Hanil Cement Co., Ltd. 16,119 157,154
Hanil Feed Co., Ltd. 3,807 5,808
*Hanil Holdings Co., Ltd. 8,066 100,988
Hanjin Kal Corp. 7,620 597,008
Hanjin Logistics Corp. 7,279 76,583
*HanJung Natural Connectivity
System Co., Ltd. 3,812 75,935
Hankook Shell Oil Co., Ltd. 546 190,910
#Hankook Tire & Technology
Co., Ltd. 57,640 2,733,018
#Hanmi Pharm Co., Ltd. 4,146 969,833
#*Hanmi Science Co., Ltd. 11,875 298,603
#Hanmi Semiconductor Co.,
Ltd. 21,720 3,267,826
#HanmiGlobal Co., Ltd. 6,122 68,232
Hannong Chemicals, Inc. 3,807 30,174
#*Hanon Systems 228,656 530,061
Hanshin Construction Co., Ltd. 609 4,114
#Hansol Chemical Co., Ltd. 4,066 593,202

190
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Hansol Holdings Co., Ltd. 21,309 $ 46,707
*Hansol IONES Co., Ltd. 8,881 53,198
Hansol Paper Co., Ltd. 2,344 12,002
#Hansol Technics Co., Ltd. 24,852 121,846
#*Hanssem Co., Ltd. 5,606 152,959
Hanwha Aerospace Co., Ltd. 8,115 5,219,510
Hanwha Corp. 14,207 835,061
*Hanwha Engine 19,905 545,199
#*Hanwha Galleria Corp. 102,658 134,290
*Hanwha General Insurance
Co., Ltd. 56,729 225,213
*Hanwha Investment &
Securities Co., Ltd. 109,373 318,369
#*Hanwha Life Insurance Co.,
Ltd. 195,889 607,301
*Hanwha Ocean Co., Ltd. 8,389 501,328
#*Hanwha Solutions Corp. 90,654 1,621,433
#Hanwha Systems Co., Ltd. 26,251 1,150,794
#*Hanwha Vision Co., Ltd. 26,353 776,339
*Hanyang Digitech Co., Ltd. 6,110 77,441
Hanyang Securities Co., Ltd. 5,778 79,110
Harim Co., Ltd. 42,694 79,507
Harim Holdings Co., Ltd. 46,748 314,779
HB SOLUTION Co., Ltd. 13,073 14,653
#HD Construction Equipment
Co., Ltd. 24,041 2,106,138
HD Hyundai Co., Ltd. 30,349 4,248,903
HD Hyundai Electric Co., Ltd. 6,550 3,142,456
#*HD Hyundai Energy
Solutions Co., Ltd. 5,084 399,745
HD Hyundai Heavy Industries
Co., Ltd. 3,294 1,111,324
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 16,394 4,421,332
#HDC Holdings Co., Ltd. 30,770 430,784
*HD-Hyundai Marine Engine 6,080 210,883
#*Heung-A Shipping Co., Ltd. 49,288 57,457
Heunggu Oil Co., Ltd. 3,725 29,106
*HFR, Inc. 5,391 54,224
High Tech Pharm Co., Ltd. 1,922 14,398
#Hite Jinro Co., Ltd. 28,541 308,292
#*HJ Shipbuilding &
Construction Co., Ltd. 24,268 267,242
*HK inno N Corp. 14,593 369,508
*HL Holdings Corp. 3,824 100,850
HL Mando Co., Ltd. 33,855 1,061,456
*HLB Biostep Co., Ltd. 8,586 10,196
#*HLB Co., Ltd. 6,248 134,102
*Hlb Pharma Ceutical Co., Ltd. 3,473 19,853
*HLB Therapeutics Co., Ltd. 3,868 4,496
*Hotel Shilla Co., Ltd. 28,779 879,095
#HPSP Co., Ltd. 20,922 507,751
#HS Hyosung Advanced
Materials Corp. 981 110,644
HS Industries Co., Ltd. 23,629 40,357
*Hugel, Inc. 4,198 684,601
Humedix Co., Ltd. 5,699 95,936
*Huneed Technologies 6,014 17,632
Huons Co., Ltd. 2,745 47,268
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Hwa Shin Co., Ltd. 21,191 $ 107,166
#*HYBE Co., Ltd. 7,697 911,309
*Hydro Lithium, Inc. 13,236 7,260
#Hyosung Corp. 6,420 650,691
#Hyosung Heavy Industries
Corp. 2,851 4,833,322
#Hyosung TNC Corp. 2,600 561,689
*Hyulim ROBOT Co., Ltd. 1,076 4,672
Hyundai Autoever Corp. 3,461 884,853
Hyundai Bioland Co., Ltd. 5,763 13,056
Hyundai BNG Steel Co., Ltd. 5,472 41,989
HYUNDAI Corp. 4,837 86,854
#Hyundai Department Store
Co., Ltd. 11,242 936,768
Hyundai Elevator Co., Ltd. 13,630 649,139
#Hyundai Engineering &
Construction Co., Ltd. 34,267 2,273,731
HYUNDAI EVERDIGM Corp. 9,460 39,414
#Hyundai Glovis Co., Ltd. 34,357 4,819,668
Hyundai Green Food 16,553 209,917
#Hyundai Hyms Co., Ltd. 3,667 35,109
Hyundai Livart Furniture Co.,
Ltd. 10,701 41,207
*Hyundai Marine & Fire
Insurance Co., Ltd. 55,203 1,488,781
Hyundai Motor Co. 32,153 8,750,343
#Hyundai Motor Securities
Co., Ltd. 23,519 124,548
#Hyundai Movex Co., Ltd. 10,109 151,029
Hyundai Pharmaceutical Co.,
Ltd. 4,127 15,516
Hyundai Rotem Co., Ltd. 36,986 3,468,491
Hyundai Steel Co. 62,393 1,153,157
#Hyundai Wia Corp. 15,151 618,495
HyVision System, Inc. 7,599 52,128
#i3system, Inc. 3,264 134,388
iFamilySC Co., Ltd. 2,620 13,875
*Il Dong Pharmaceutical Co.,
Ltd. 11,872 114,332
Iljin Electric Co., Ltd. 19,560 713,418
*Iljin Holdings Co., Ltd. 17,313 69,218
*Iljin Hysolus Co., Ltd. 739 5,178
Iljin Power Co., Ltd. 4,490 33,540
<Ilyang Pharmaceutical Co.,
Ltd. 7,063 41,515
iM Financial Group Co., Ltd. 132,114 1,570,690
iMarketKorea, Inc. 13,942 70,996
#InBody Co., Ltd. 7,514 243,492
#Incar Financial Service Co.,
Ltd. 25,305 177,314
Industrial Bank of Korea 111,471 1,614,559
Innocean Worldwide, Inc. 15,149 202,206
Innox Advanced Materials Co.,
Ltd. 11,664 160,352
Intellian Technologies, Inc. 3,509 143,245
*Interflex Co., Ltd. 9,893 45,798
*iNtRON Biotechnology, Inc. 15,721 26,850
#IPARK Hyundai Development
Co. 34,365 478,463

191
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*IS Dongseo Co., Ltd. 11,932 $ 150,897
ISC Co., Ltd. 4,897 445,151
i-SENS, Inc. 14,994 176,159
*ISU Abxis Co., Ltd. 6,374 13,949
*ISU Chemical Co., Ltd. 4,911 42,713
#*ISU Specialty Chemical 6,025 221,442
IsuPetasys Co., Ltd. 48,229 2,520,208
#*Itcenglobal Co., Ltd. 5,832 86,108
*ITM Semiconductor Co., Ltd. 2,052 11,615
#*Jahwa Electronics Co., Ltd. 11,508 178,791
JB Financial Group Co., Ltd. 89,959 1,668,945
*Jeil Pharmaceutical Co., Ltd. 3,468 22,938
*Jeju Air Co., Ltd. 12,527 36,860
#*Jeju Semiconductor Corp. 24,208 1,105,380
*JETEMA Co., Ltd. 10,128 30,511
*Jin Air Co., Ltd. 17,165 62,606
#Jinsung T.E.C. 9,758 91,030
*JNTC Co., Ltd. 7,362 68,420
JS Corp. 7,339 62,544
#Jusung Engineering Co., Ltd. 20,474 1,787,903
JVM Co., Ltd. 3,602 60,004
JW Holdings Corp. 32,218 84,743
JW Life Science Corp. 7,941 62,049
JW Pharmaceutical Corp. 10,091 166,331
JYP Entertainment Corp. 24,683 747,917
K Car Co., Ltd. 11,602 60,057
#*K Ensol Co., Ltd. 4,278 23,855
Kakao Corp. 157,984 4,144,351
#*Kakao Games Corp. 39,869 222,877
#KakaoBank Corp. 84,961 1,316,994
#*Kakaopay Corp. 11,941 356,798
Kangnam Jevisco Co., Ltd. 5,538 47,390
*Kangstem Biotech Co., Ltd. 8,914 14,068
#*Kangwon Energy Co., Ltd. 3,443 17,653
KB Financial Group, Inc. 125,429 14,824,147
KB Financial Group, Inc.,
Sponsored ADR 10,567 1,245,004
*KBI Dongyang Steel Pipe
Co., Ltd. 22,267 16,821
#KC Tech Co., Ltd. 6,049 296,149
*KCC Glass Corp. 2,412 37,220
#KCTC 20,328 53,754
*Keeps Biopharma, Inc. 5,873 23,110
*Kencoa Aerospace Co. 4,030 24,225
#KEPCO Engineering &
Construction Co., Inc. 2,193 136,899
KEPCO Plant Service &
Engineering Co., Ltd. 19,174 604,525
KG Chemical Corp. 24,252 69,403
KG DONGBUSTEEL 26,745 102,050
KG Eco Solution Co., Ltd. 3,019 11,414
KG Financial Co., Ltd. 16,299 44,586
*KG Mobility Corp. 18,376 36,605
KH Vatec Co., Ltd. 17,110 116,531
*KidariStudio, Inc. 11,726 28,745
#KINX, Inc. 1,850 168,300
KISWIRE, Ltd. 7,780 91,622
KIWOOM Securities Co., Ltd. 11,249 2,315,762
Shares Value
KOREA, REPUBLIC OF — (Continued)
*KMW Co., Ltd. 4,900 $ 49,217
*KNJ Co., Ltd. 4,908 85,374
*KoBioLabs, Inc. 3,037 6,039
Koh Young Technology, Inc. 9,615 183,776
#*Kolmar Korea Co., Ltd. 14,857 992,065
Kolon Corp. 3,595 58,248
Kolon Industries, Inc. 13,956 470,355
*Kolon Life Science, Inc. 1,390 13,932
KoMiCo, Ltd. 10,504 400,798
*Komipharm International Co.,
Ltd. 3,882 19,850
*KONA I Co., Ltd. 3,556 99,020
#Korea Aerospace Industries,
Ltd. 22,667 2,023,924
#Korea Circuit Co., Ltd. 9,529 310,459
Korea Credit Information Co.,
Ltd. 7,439 47,951
Korea District Heating Corp. 1,587 74,692
Korea Electric Power Corp. 25,221 615,621
Korea Electric Power Corp.,
Sponsored ADR 99,231 1,185,810
#Korea Electric Terminal Co.,
Ltd. 5,134 222,904
#Korea Electronic Power
Industrial Development Co.,
Ltd. 12,324 89,121
Korea Fuel-Tech Corp. 17,823 68,132
Korea Gas Corp. 13,184 318,573
Korea Information &
Communications Co., Ltd. 12,085 65,693
Korea Information Certificate
Authority, Inc. 12,347 37,066
Korea Investment Holdings
Co., Ltd. 33,014 4,781,785
#*Korea Line Corp. 154,108 201,053
Korea Movenex Co., Ltd. 16,593 40,851
#Korea Petrochemical Ind Co.,
Ltd. 3,187 191,126
Korea Petroleum Industries
Co. 2,555 18,727
Korea Ratings Corp. 897 63,734
Korea United Pharm, Inc. 7,310 91,522
Korea Zinc Co., Ltd. 1,074 752,561
Korean Air Lines Co., Ltd. 169,653 3,082,004
Korean Reinsurance Co. 121,886 1,177,225
*Krafton, Inc. 18,936 3,227,501
KSS LINE, Ltd. 15,769 110,495
KT Corp., Sponsored ADR 8,932 161,580
KT Skylife Co., Ltd. 19,665 55,587
KT&G Corp. 36,746 4,616,124
KTCS Corp. 15,667 24,176
#Kukdong Oil & Chemicals
Co., Ltd. 12,312 26,814
*Kukjeon Co., Ltd. 14,181 19,784
Kumho Petrochemical Co., Ltd. 10,916 875,914
#*Kumho Tire Co., Inc. 102,924 526,279
*Kumyang Green Power Co.,
Ltd. 3,104 15,240

192
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Kwang Dong Pharmaceutical
Co., Ltd. 27,894 $ 118,369
*KX Innovation Co., Ltd. 5,729 10,106
Kyeryong Construction
Industrial Co., Ltd. 6,267 80,662
#Kyobo Securities Co., Ltd. 30,290 203,959
*Kyochon F&B Co., Ltd. 2,782 7,200
Kyongbo Pharmaceutical Co.,
Ltd. 2,094 7,476
#Kyung Dong Navien Co., Ltd. 6,755 300,864
Kyungbang Co., Ltd. 6,570 37,926
Kyung-In Synthetic Corp. 27,835 55,350
*L&C Bio Co., Ltd. 2,779 101,164
*L&F Co., Ltd. 2,216 113,932
Lake Materials Co., Ltd. 26,437 201,008
#*LB Semicon, Inc. 34,084 76,502
Lee Ku Industrial Co., Ltd. 8,294 22,717
#LEENO Industrial, Inc. 22,099 993,579
LG Chem, Ltd. 25,873 4,682,075
#*LG Display Co., Ltd. 199,596 1,289,387
*LG Display Co., Ltd.,
Sponsored ADR 64,813 194,439
#LG Electronics, Inc. 77,359 8,795,605
*LG Energy Solution, Ltd. 1,102 253,529
#LG H&H Co., Ltd. 6,668 1,342,299
#LG Innotek Co., Ltd. 13,274 4,785,604
LG Uplus Corp. 180,441 1,870,603
#LIG Accuver Co., Ltd. 3,349 62,249
#LIG Defense&Aerospace
Co., Ltd. 7,395 3,625,661
*LigaChem Biosciences, Inc. 404 24,795
*LOT Vacuum Co., Ltd. 1,937 10,720
#Lotte Chemical Corp. 9,378 371,647
#Lotte Chilsung Beverage Co.,
Ltd. 3,400 240,864
#Lotte Corp. 19,108 302,897
#*Lotte Energy Materials Corp. 19,784 379,528
*LOTTE Himart Co., Ltd. 4,153 17,915
Lotte Innovate Co., Ltd. 3,224 40,252
#*Lotte Non-Life Insurance
Co., Ltd. 36,124 48,218
#Lotte Rental Co., Ltd. 14,260 393,583
#Lotte Shopping Co., Ltd. 6,996 575,599
#*Lotte Tour Development
Co., Ltd. 33,290 271,326
#Lotte Wellfood Co., Ltd. 2,279 164,647
LS Corp. 11,675 2,186,452
LS Eco Energy, Ltd. 8,483 240,085
LS Electric Co., Ltd. 38,865 5,037,702
LS Materials, Ltd. 4,242 30,795
LS SECURITIES Co., Ltd. 5,111 22,513
#LTC Co., Ltd. 4,538 109,973
*LVMC Holdings 78,682 69,261
*LX Hausys, Ltd. 4,801 104,560
LX INTERNATIONAL Corp. 25,669 673,368
#LX Semicon Co., Ltd. 8,643 207,330
M.I.Tech Co., Ltd. 7,711 25,637
#Macquarie Korea
Infrastructure Fund 233,925 1,658,821
Shares Value
KOREA, REPUBLIC OF — (Continued)
Macrogen, Inc. 2,688 $ 21,343
Maeil Dairies Co., Ltd. 3,123 74,368
MAKUS, Inc. 2,720 39,015
#*Manyo Co., Ltd. 8,836 96,250
Mcnex Co., Ltd. 11,268 139,497
Medytox, Inc. 3,729 188,320
*Meerecompany, Inc. 2,055 13,261
MegaStudyEdu Co., Ltd. 4,299 123,479
*Meritz Financial Group, Inc. 80,431 6,995,472
META BIOMED Co., Ltd. 19,564 50,567
#*MiCo, Ltd. 50,048 514,276
#Micro Contact Solution Co.,
Ltd. 4,579 66,162
#*Mirae Asset Life Insurance
Co., Ltd. 42,888 465,971
#Mirae Asset Securities Co.,
Ltd. 121,434 2,942,796
Misto Holdings Corp. 27,396 867,594
#Miwon Commercial Co., Ltd. 1,650 142,583
Miwon Holdings Co., Ltd. 92 3,414
Miwon Specialty Chemical
Co., Ltd. 1,128 97,396
Mobase Electronics Co., Ltd. 15,930 25,029
*Modetour Network, Inc. 7,479 44,432
#*MONAYONGPYONG 28,885 42,952
#*Motrex Co., Ltd. 7,315 24,628
mPlus Corp. 8,414 51,522
*MS Autotech Co., Ltd. 230 241
*MX Robotics, Inc. 2,686 5,492
*Myoung Shin Industrial Co.,
Ltd. 14,158 64,648
Namhae Chemical Corp. 18,142 69,224
Namuga Co., Ltd. 7,373 68,264
Namyang Dairy Products Co.,
Ltd. 2,640 80,643
*NanoenTek, Inc. 14,515 35,430
Nature Holdings Co., Ltd.
(The) 5,624 25,325
NAVER Corp. 15,237 2,222,975
*Neovue Co., Ltd. 3,766 38,853
#*Nepes Ark Corp. 6,383 105,660
#*NEPES Corp. 12,173 129,440
ΩNetmarble Corp. 15,576 418,434
New Power Plasma Co., Ltd. 17,853 125,348
Newflex Technology Co., Ltd. 12,539 24,098
*Nexen Corp. 9,426 37,752
Nexen Tire Corp. 22,782 98,753
*Nexon Games Co., Ltd. 13,483 85,303
*Nexteel Co., Ltd. 5,849 44,307
NEXTIN, Inc. 6,634 134,243
NH Investment & Securities
Co., Ltd. 83,147 1,662,124
#NHN KCP Corp. 21,542 183,886
*NIBEC Co., Ltd. 2,717 26,128
*NICE Holdings Co., Ltd. 22,957 207,075
NICE Information &
Telecommunication, Inc. 4,322 85,337
NICE Information Service Co.,
Ltd. 25,220 249,600

193
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Nong Shim Holdings Co., Ltd. 1,930 $ 121,293
#NongShim Co., Ltd. 2,453 658,974
Noroo Holdings Co., Ltd. 837 9,205
NOROO Paint & Coatings Co.,
Ltd. 8,509 45,299
*NOVAREX Co., Ltd. 10,083 99,012
#*OCI Co., Ltd. 4,478 216,409
#OCI Holdings Co., Ltd. 12,335 1,646,455
*Okins Electronics Co., Ltd. 3,065 22,982
Openbase, Inc. 2,729 3,359
*OptoElectronics Solutions
Co., Ltd. 1,739 19,150
#*Oriental Precision &
Engineering Co., Ltd. 26,200 79,205
Orion Corp. 19,224 1,777,178
*Oscotec, Inc. 1,888 39,794
*OSTEONIC Co., Ltd. 9,237 31,747
#Otoki Corp. 1,276 289,532
#Pan Ocean Co., Ltd. 227,774 873,903
#Paradise Co., Ltd. 45,255 307,900
#Park Systems Corp. 3,134 560,546
Partron Co., Ltd. 34,961 132,174
#*Pearl Abyss Corp. 21,229 494,356
#*Pentastone Electronics, Inc. 17,517 89,324
#People & Technology, Inc. 20,058 398,149
*Peptron, Inc. 412 36,932
#PharmaResearch Co., Ltd. 6,461 1,534,017
Pharmicell Co., Ltd. 34,642 246,141
*Philenergy Co., Ltd. 4,340 27,093
#*Philoptics Co., Ltd. 8,214 138,273
PI Advanced Materials Co.,
Ltd. 9,058 113,217
PKC Co., Ltd. 19,142 61,023
*Polaris Office Corp. 18,670 36,601
POND GROUP Co., Ltd. 10,346 32,293
#Poongsan Corp. 16,603 829,160
Posco DX Co., Ltd. 19,518 263,672
#POSCO Future M Co., Ltd. 5,174 499,726
POSCO Holdings, Inc. 14,552 3,189,661
#POSCO Holdings, Inc.,
Sponsored ADR 23,704 1,260,342
#Posco International Corp. 24,355 891,724
Posco M-Tech Co., Ltd. 3,144 22,560
#POSCO Steeleon Co., Ltd. 19,620 58,831
*Power Logics Co., Ltd. 18,163 35,544
*PowerNet Technologies Corp. 14,640 33,014
#Protec Co., Ltd. 2,070 83,776
#PSK Holdings, Inc. 5,439 373,104
#PSK, Inc. 14,086 1,280,456
Pulmuone Co., Ltd. 9,940 61,563
#Pumtech Korea Co., Ltd. 4,650 150,358
*QRT, Inc. 1,585 10,817
*Rainbow Robotics 231 70,157
*Reyon Pharmaceutical Co.,
Ltd. 5,277 36,680
*RFHIC Corp. 3,331 99,764
*Robostar Co., Ltd. 1,023 44,057
Rorze Systems Corp. 4,931 21,167
RS Automation Co., Ltd. 3,737 22,909
Shares Value
KOREA, REPUBLIC OF — (Continued)
#S&S Tech Corp. 10,768 $ 308,531
#S-1 Corp. 14,488 723,536
Sajo Industries Co., Ltd. 2,002 66,630
Sajodaerim Corp. 2,470 51,974
*Sajodongaone Co., Ltd. 57,013 28,992
*Saltlux, Inc. 1,064 9,381
Sam Chun Dang Pharm Co.,
Ltd. 1,403 147,218
#Sam-A Aluminum Co., Ltd. 1,952 41,691
Sambo Motors Co., Ltd. 3,330 9,144
Samchully Co., Ltd. 556 46,135
Samick THK Co., Ltd. 4,660 25,756
*Samil Pharmaceutical Co.,
Ltd. 12,433 54,068
Samji Electronics Co., Ltd. 6,123 139,794
Samjin Pharmaceutical Co.,
Ltd. 6,433 80,001
Samlip Co., Ltd. 1,287 36,018
Sammok S-Form Co., Ltd. 3,674 35,433
SAMPYO Cement Co., Ltd. 14,220 69,918
Ω*Samsung Biologics Co., Ltd. 1,434 1,493,645
Samsung E&A Co., Ltd. 119,687 3,676,994
Samsung Electro-Mechanics
Co., Ltd. 16,560 13,264,726
Samsung Electronics Co., Ltd. 871,968 160,546,819
Samsung Electronics Co., Ltd.,
GDR 8,261 34,597,068
#*Samsung Episholdings Co.,
Ltd. 5,382 1,415,620
Samsung Fire & Marine
Insurance Co., Ltd. 19,411 8,604,722
*Samsung Heavy Industries
Co., Ltd. 367,258 5,499,725
Samsung Life Insurance Co.,
Ltd. 14,963 3,269,253
*Samsung Pharmaceutical
Co., Ltd. 66,148 57,486
*Samsung SDI Co., Ltd. 14,749 4,107,002
Samsung SDS Co., Ltd. 28,302 4,089,368
Samsung Securities Co., Ltd. 44,848 3,139,391
SAMT Co., Ltd. 44,318 280,077
#Samwha Capacitor Co., Ltd. 5,227 262,505
Samwha Electric Co., Ltd. 1,636 24,958
*Samyang Biopharmaceuticals
Corp. 1,013 27,355
#Samyang Foods Co., Ltd. 2,769 2,268,494
Samyoung Co., Ltd. 18,317 80,684
Sang-A Frontec Co., Ltd. 5,980 54,024
#Sangsin Energy Display
Precision Co., Ltd. 8,057 72,054
Sanil Electric Co., Ltd. 1,650 165,729
Saramin Co., Ltd. 3,951 45,089
Satrec Initiative Co., Ltd. 1,011 45,597
#*SD Biosensor, Inc. 33,684 150,027
*SDN Co., Ltd. 42,815 18,259
SeAH Besteel Holdings Corp. 12,474 291,355
SeAH Holdings Corp. 606 49,646
SeAH Steel Corp. 1,064 94,332
SeAH Steel Holdings Corp. 1,014 74,395

194
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Sebo Manufacturing Engineer
Corp. 1,138 $ 16,084
Seegene, Inc. 30,951 583,981
Segyung Hitech Co., Ltd. 18,876 38,991
#Sejin Heavy Industries Co.,
Ltd. 29,075 206,382
*Sekonix Co., Ltd. 217 495
#*Selvas AI, Inc. 5,883 33,341
*SEMCNS Co., Ltd. 3,199 24,637
#*Seobu T&D 38,387 261,711
Seohan Co., Ltd. 72,096 36,662
#*Seojin System Co., Ltd. 21,294 492,882
#*Seoul Semiconductor Co.,
Ltd. 40,009 238,814
Seoyon Co., Ltd. 11,281 59,186
Seoyon E-Hwa Co., Ltd. 13,971 105,735
*<Sewon E&C Co., Ltd. 14,157 228
#SFA Engineering Corp. 9,727 136,452
*SFA Nexel Co., Ltd. 44,988 209,525
#*SFA Semicon Co., Ltd. 57,779 197,365
SG Co., Ltd. 48,694 40,473
#SGC Energy Co., Ltd. 5,670 162,063
#*SHIFT UP Corp. 11,218 248,642
*Shin Heung Energy &
Electronics Co., Ltd. 7,146 20,851
*Shin Poong Pharmaceutical
Co., Ltd. 2,487 13,066
Shinhan Financial Group Co.,
Ltd. 80,270 5,669,628
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 22,402 1,566,572
*SHINHWAPRITECH Co., Ltd. 20,113 26,339
Shinil Electronics Co., Ltd. 42,380 31,688
Shinsegae International, Inc. 9,106 68,725
#Shinsegae, Inc. 6,104 1,811,035
#Shinsung Delta Tech Co.,
Ltd. 8,576 174,443
#*Shinsung E&G Co., Ltd. 11,221 110,974
*SHOWBOX Corp. 9,339 12,872
#Silicon2 Co., Ltd. 27,877 663,831
*SillaJen, Inc. 67,519 98,032
#SIMMTECH Co., Ltd. 12,206 709,741
SJG Sejong 13,696 59,464
*SK Biopharmaceuticals Co.,
Ltd. 13,649 756,310
#*SK Bioscience Co., Ltd. 21,557 511,822
SK Discovery Co., Ltd. 6,278 226,778
#*SK Eternix Co., Ltd. 11,370 362,465
SK Gas, Ltd. 2,357 369,495
SK hynix, Inc. 80,856 97,433,266
Ω*SK IE Technology Co., Ltd. 21,519 200,142
*SK Innovation Co., Ltd. 32,930 2,552,265
SK Networks Co., Ltd. 75,571 388,006
#*SK oceanplant Co., Ltd. 34,818 305,760
#*SK Securities Co., Ltd. 176,287 249,154
SK Telecom Co., Ltd. 12,636 721,449
SK Telecom Co., Ltd., ADR 42,933 1,357,971
SK, Inc. 12,378 4,835,902
*SKC Co., Ltd. 7,532 381,434
Shares Value
KOREA, REPUBLIC OF — (Continued)
#SL Corp. 17,027 $ 631,780
#SM Entertainment Co., Ltd. 6,969 334,348
*SMEC Co., Ltd. 49,365 134,519
*Smotronic Co., Ltd. 12,546 21,208
SNT Energy Co., Ltd. 1,359 23,735
*SOCAR, Inc. 5,135 35,189
S-Oil Corp. 24,875 2,221,076
Solid, Inc. 54,530 323,960
SOLUM Co., Ltd. 24,741 235,141
#Solus Advanced Materials
Co., Ltd. 14,588 65,793
Songwon Industrial Co., Ltd. 5,192 43,846
#SOOP Co., Ltd. 3,689 124,200
Soulbrain Co., Ltd. 3,291 582,856
Soulbrain Holdings Co., Ltd. 296 6,436
SP SAMHWA Co., Ltd. 10,621 43,581
#*SPG Co., Ltd. 3,308 219,497
ST Pharm Co., Ltd. 5,026 311,988
*Straffic Co., Ltd. 15,265 29,070
#*Studio Dragon Corp. 9,540 144,535
#*STX Engine Co., Ltd. 13,098 211,762
*Suheung Co., Ltd. 2,270 33,675
*Sukgyung AT Co., Ltd. 880 21,264
Sun Kwang Co., Ltd. 1,656 22,418
Sung Kwang Bend Co., Ltd. 14,767 277,069
*Sungchang Enterprise
Holdings, Ltd., Class A 5,809 20,821
*Sungeel Hitech Co., Ltd. 917 18,042
Sungshin Cement Co., Ltd. 15,087 79,790
#Sungwoo Hitech Co., Ltd. 49,461 194,625
Sunic System, Ltd. 2,407 100,116
Sunjin Co., Ltd. 12,902 86,062
*Suresoft Technologies, Inc. 20,963 53,154
*SY Co., Ltd. 20,472 24,526
*Synergy Innovation Co., Ltd. 40,301 42,260
#*Synopex, Inc. 59,292 144,102
Systems Technology, Inc. 4,489 69,112
#T&L Co., Ltd. 4,854 189,298
*Taewoong Co., Ltd. 6,610 127,267
Taeyang Metal Industrial Co.,
Ltd. 6,248 9,970
*Taeyoung Engineering &
Construction Co., Ltd. 52,760 59,765
*Taihan Cable & Solution Co.,
Ltd. 12,052 196,119
#*TCC Steel 13,286 76,974
#TechWing, Inc. 21,300 619,264
*Telechips, Inc. 6,096 36,045
#TEMC Co., Ltd. 5,202 29,190
#TES Co., Ltd. 7,248 660,896
*Theragen Etex Co., Ltd. 21,779 31,087
#*TK Corp. 15,629 238,979
TKG Huchems Co., Ltd. 13,440 140,367
#*TLB Co., Ltd. 9,711 179,821
Tokai Carbon Korea Co., Ltd. 3,511 407,569
*Tongyang Life Insurance Co.,
Ltd. 36,476 213,120
Tonymoly Co., Ltd. 1,602 5,674
Toptec Co., Ltd. 19,373 40,629

195
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Tovis Co., Ltd. 6,881 $ 50,921
TS Corp. 44,061 79,889
TSE Co., Ltd. 1,004 131,407
TYM Corp. 22,375 93,380
Unid Co., Ltd. 3,466 146,594
Union Semiconductor
Equipment & Materials Co.,
Ltd. 19,274 101,257
*Unison Co., Ltd. 34,954 17,824
*UniTest, Inc. 2,869 16,723
Unitrontech Co., Ltd. 13,916 51,732
Value Added Technology Co.,
Ltd. 4,142 50,406
VICTEK Co., Ltd. 5,240 10,493
*<Vidente Co., Ltd. 22,704 9,921
Vieworks Co., Ltd. 4,125 63,508
*Vina Tech Co., Ltd. 1,087 43,077
Vitzro Tech Co., Ltd. 11,242 59,770
Vitzrocell Co., Ltd. 23,845 459,941
VIVOZON
PHARMACEUTICAL Co., Ltd. 12,137 19,963
#*VM, Inc. 4,130 189,742
#*VT Co., Ltd. 10,044 82,356
*Webcash Corp. 3,918 17,423
#Wemade Co., Ltd. 15,444 173,213
*Wemade Max Co., Ltd. 3,298 7,680
Whanin Pharmaceutical Co.,
Ltd. 9,042 63,739
*Won Ik Corp. 4,058 15,029
#Won Tech Co., Ltd. 44,895 153,198
#WONIK IPS Co., Ltd. 5,355 366,590
#Wonik Materials Co., Ltd. 6,108 134,310
#Wonik QnC Corp. 15,217 263,632
Woojin Ntec, Inc. 904 8,592
Woojin, Inc. 9,310 86,132
Woori Financial Group, Inc. 384,389 9,059,038
Woori Financial Group, Inc.,
ADR 5,884 405,584
*Woori Technology, Inc. 36,036 228,242
#Worldex Industry & Trading
Co., Ltd. 10,502 216,198
*Xperix, Inc. 24,030 45,003
#Y G-1 Co., Ltd. 18,481 219,200
#*YC Corp. 20,466 124,028
*Ycchem Co., Ltd. 2,784 17,770
*Y-entec Co., Ltd. 9,037 36,574
*Yest Co., Ltd. 2,651 39,978
YG Entertainment, Inc. 9,428 252,282
*YMT Co., Ltd. 6,057 31,438
Youlchon Chemical Co., Ltd. 5,558 52,863
Youngone Corp. 2,608 163,537
#Youngone Holdings Co., Ltd. 2,957 398,221
Yuanta Securities Korea Co.,
Ltd. 54,941 168,788
#Yuhan Corp. 16,346 842,695
*Yungjin Pharmaceutical Co.,
Ltd. 34,336 27,961
Yunsung F&C Co., Ltd. 1,478 15,187
Zeus Co., Ltd. 15,924 94,380
Shares Value
KOREA, REPUBLIC OF — (Continued)
Zinus, Inc. 9,522 $ 57,972
TOTAL KOREA, REPUBLIC
OF 700,105,972
KUWAIT — (0.2%)
A'ayan Leasing & Investment
Co. KSCP 794,485 734,398
A'ayan Real Estate Co. S.A.K 86,117 53,719
*Acico Industries Co. KSC 183,898 339,385
Al Ahli Bank of Kuwait KSCP 698,500 605,036
*Al Arabiya Real Estate Co.
KSC 93,337 53,094
*Al Argan International Real
Estate Co. KSCP 171,208 63,636
*<Al-Eid Food KSC 131,551 17,432
Ali Alghanim Sons Automotive
Co. KSCC 114,050 330,281
*<Arabi Group Holding KSC 44,123 10,268
Arkan Al-Kuwait Real Estate
Co. KSC 75,466 72,441
Beyout Holding Co. KPSC 87,367 97,420
Boubyan Bank KSCP 53,877 112,142
Boursa Kuwait Securities Co.
KPSC 58,711 532,270
Burgan Bank SAK 635,429 386,104
Combined Group Contracting
Co. SAK 83,944 254,491
Commercial Real Estate Co.
KSC 701,308 437,467
Gulf Bank KSCP 1,130,037 1,285,627
Gulf Cables & Electrical
Industries Group Co. KSCP 105,583 569,548
Heavy Engineering & Ship
Building Co. KSCP 102,356 222,973
Humansoft Holding Co. KSC 81,166 629,338
*IFA Hotels & Resorts-KPSC 29,488 55,945
Integrated Holding Co. KCSC 253,996 344,791
JTC Logistics Transportation &
Stevedoring Co. KSCP 52,894 72,827
Kuwait Finance House KSCP 1,676,094 4,252,533
Kuwait Insurance Co. SAK 3,970 5,954
Kuwait International Bank
KSCP 1,333,035 1,098,655
*Kuwait Real Estate Co. KSC 434,301 464,621
Kuwait Telecommunications
Co. 239,799 485,953
Mabanee Co. KPSC 213,972 641,778
*Manazel Holding Co. KSC 232,447 36,663
Mezzan Holding Co. KSCC 100,727 355,182
Mobile Telecommunications
Co. KSCP 1,753,690 3,383,817
Munshaat Real Estate Projects
Co. KSCP 92,856 66,626
National Bank of Kuwait SAKP 636,531 1,765,170
*Rasiyat Holding Co. 20,519 43,041
Salhia Real Estate Co. KSCP 224,057 277,356
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 299,104 140,175

196
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KUWAIT — (Continued)
Tijara & Real Estate
Investment Co. KSCP 53,375 $ 31,397
*United Real Estate Co. SAKP 199,452 180,499
Warba Bank KSCP 1,992,177 1,796,436
TOTAL KUWAIT 22,306,489
MALAYSIA — (0.4%)
7-Eleven Malaysia Holdings
BHD 145,056 70,460
Able Global BHD 141,400 53,633
#Aeon Co. M BHD 439,000 112,798
#AFFIN Bank BHD 619,618 335,093
Ajinomoto Malaysia BHD 18,500 85,472
#Alliance Bank Malaysia BHD 555,805 647,408
Allianz Malaysia BHD 46,900 241,013
AME Elite Consortium BHD 189,200 63,429
AMMB Holdings BHD 856,400 1,416,680
Ancom Nylex BHD 371,702 80,044
Aumas Resources BHD 487,700 40,577
Aurelius Technologies BHD 177,100 31,203
Axiata Group BHD 1,881,510 916,238
#Bank Islam Malaysia BHD 618,000 322,119
Batu Kawan BHD 42,600 218,916
#*Berjaya Assets BHD 277,000 19,657
#*Berjaya Corp. BHD 1,742,153 106,580
#*Berjaya Property BHD 772,500 48,204
Bermaz Auto BHD 497,600 118,723
#British American Tobacco
Malaysia BHD 61,800 72,288
Bursa Malaysia BHD 368,000 774,452
#*Cape Ems BHD 342,200 22,191
*Capital A BHD 873,600 79,097
#Carlsberg Brewery Malaysia
BHD 87,400 340,917
CB Industrial Product Holding
BHD 102,800 26,414
CCK Consolidated Holdings
BHD 95,600 26,201
CELCOMDIGI BHD 287,700 209,799
CIMB Group Holdings BHD 1,926,706 3,719,983
#Crescendo Corp. BHD 140,800 43,069
#*D&O Green Technologies
BHD 414,500 32,458
Dayang Enterprise Holdings
BHD 548,572 214,784
#Dialog Group BHD 642,558 311,333
#DRB-Hicom BHD 597,600 143,313
#Duopharma Biotech BHD 239,684 71,556
Dutch Lady Milk Industries
BHD 5,800 45,560
#DXN Holdings BHD 601,000 68,387
#Eastern & Oriental BHD 755,200 138,603
Eco World Development
Group BHD 627,100 316,120
*Ecofirst Consolidated BHD 230,600 19,468
EG Industries BHD 282,700 127,289
*Ekovest BHD 402,200 19,684
*EWI Capital BHD 116,300 5,123
#Farm Fresh BHD 483,600 265,084
Shares Value
MALAYSIA — (Continued)
Formosa Prosonic Industries
BHD 113,400 $ 29,970
Fraser & Neave Holdings BHD 56,200 383,698
Frontken Corp. BHD 721,450 919,798
#Gamuda BHD 1,668,283 1,743,195
#Gas Malaysia BHD 153,300 195,822
#Genting BHD 597,000 309,713
Genting Malaysia BHD 1,724,100 738,327
Genting Plantations BHD 222,300 312,792
*Greatech Technology BHD 242,800 141,408
Guan Chong BHD 437,866 128,579
HAP Seng Consolidated BHD 226,780 153,721
Hap Seng Plantations Holdings
BHD 159,000 96,104
#Hartalega Holdings BHD 717,200 179,015
#Heineken Malaysia BHD 50,400 236,553
#Hengyuan Refining Co. BHD 82,700 30,356
#Hextar Global BHD 395,351 74,494
Hiap Teck Venture BHD 985,400 62,695
Hibiscus Petroleum BHD 471,720 223,941
Hong Leong Bank BHD 29,432 158,738
Hong Leong Financial Group
BHD 43,353 196,476
Hong Leong Industries BHD 42,600 184,723
Hup Seng Industries BHD 112,200 25,946
IGB BHD 17,275 9,892
IHH Healthcare BHD 210,300 429,709
IJM Corp. BHD 902,920 530,284
Inari Amertron BHD 649,988 353,107
IOI Corp. BHD 128,126 138,896
IOI Properties Group BHD 541,724 502,419
*JAKS Resources BHD 793,719 17,481
Jaya Tiasa Holdings BHD 434,500 119,085
*JCY International BHD 267,500 23,566
#Kelington Group BHD 248,200 504,721
#Kenanga Investment Bank
BHD 457,100 78,299
Kerjaya Prospek Group BHD 296,376 184,215
#Kim Loong Resources BHD 185,300 126,964
*Kinergy Advancement BHD 274,500 27,541
*<KNM Group BHD 252,300 62
#Kossan Rubber Industries
BHD 1,025,200 263,419
KPJ Healthcare BHD 694,200 526,617
Kretam Holdings BHD 231,300 36,791
#KSL Holdings BHD 273,146 193,839
Kuala Lumpur Kepong BHD 92,754 477,105
#Lagenda Properties BHD 306,700 105,073
Land & General BHD 435,900 17,600
LBS Bina Group BHD 566,300 58,896
#Leong Hup International BHD 752,900 141,865
Lianson Fleet Group BHD 53,300 20,999
LPI Capital BHD 131,784 483,729
#Magni-Tech Industries BHD 52,000 21,887
#Magnum BHD 557,519 170,537
#Mah Sing Group BHD 977,700 248,821
#Malakoff Corp. BHD 784,200 154,480
#Malayan Banking BHD 533,450 1,422,881
Malayan Cement BHD 349,100 555,280

197
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
MALAYSIA — (Continued)
Malayan Flour Mills BHD 558,600 $ 87,484
Malaysia Smelting Corp. BHD 364,800 176,754
#Malaysian Pacific Industries
BHD 48,375 544,537
#Malaysian Resources Corp.
BHD 1,093,597 82,960
#Matrix Concepts Holdings
BHD 887,343 262,740
Maxis BHD 380,700 344,693
#MBSB BHD 2,145,394 333,372
Mega First Corp. BHD 394,800 288,866
MISC BHD 168,880 330,197
#MKH BHD 342,824 164,428
MKH Oil Palm East Kalimantan
BHD 48,974 7,850
MNRB Holdings BHD 204,700 135,248
Ω#MR. D.I.Y. Group M BHD 825,900 319,325
Muhibbah Engineering M BHD 352,700 44,449
Nestle Malaysia BHD 12,300 304,302
#NEXG BHD 628,300 42,281
*Nextgreen Global BHD 117,200 21,080
*<Nylex Malaysia BHD 1,485 16
#OCK Group BHD 458,800 42,102
#PA Resources BHD 589,800 28,866
#Padini Holdings BHD 404,100 144,374
#Pantech Group Holdings BHD 393,529 62,113
#Paramount Corp. BHD 165,700 40,954
Pecca Group BHD 81,600 26,558
Perak Transit BHD 367,950 15,307
Petron Malaysia Refining &
Marketing BHD 38,500 31,844
#Petronas Chemicals Group
BHD 430,400 503,441
Petronas Dagangan BHD 96,600 461,430
#Petronas Gas BHD 48,500 208,171
Power Root BHD 76,200 20,511
PPB Group BHD 290,900 668,433
#Press Metal Aluminium
Holdings BHD 521,978 1,016,749
Public Bank BHD 2,229,200 2,820,253
#QL Resources BHD 489,085 478,732
*Ranhill Utilities BHD 223,412 110,981
RGB International BHD 571,100 30,047
RHB Bank BHD 504,460 1,055,459
Sam Engineering & Equipment
M BHD 26,625 29,645
#Sarawak Oil Palms BHD 242,636 303,406
Sarawak Plantation BHD 51,100 53,145
#Scientex BHD 448,200 405,809
SD Guthrie BHD 559,219 899,075
Sime Darby BHD 2,123,322 1,122,324
#Sime Darby Property BHD 1,491,022 492,568
Southern Cable Group BHD 93,000 52,115
#SP Setia BHD Group 1,801,900 410,074
#Sports Toto BHD 450,898 148,957
Sunway BHD 498,489 644,077
#Sunway Construction Group
BHD 150,480 291,644
Shares Value
MALAYSIA — (Continued)
*Sunway Healthcare Holdings
BHD 49,848 $ 23,542
Syarikat Takaful Malaysia
Keluarga BHD 355,285 278,212
#Ta Ann Holdings BHD 200,956 280,301
Taliworks Corp. BHD 413,800 29,365
Telekom Malaysia BHD 216,083 409,799
Tenaga Nasional BHD 185,250 661,850
Teo Seng Capital BHD 78,400 17,650
Thong Guan Industries BHD 86,600 31,576
TIME dotCom BHD 245,800 360,896
#Top Glove Corp. BHD 3,126,800 508,827
#*Tropicana Corp. BHD 487,088 144,225
#TSH Resources BHD 689,500 197,410
#Uchi Technologies BHD 149,200 102,229
#UEM Sunrise BHD 873,558 126,122
Unisem M BHD 71,500 79,785
#United Plantations BHD 74,250 612,678
#UOA Development BHD 440,640 183,308
*Uzma BHD 323,900 30,912
#Velesto Energy BHD, Class B 2,936,983 179,676
ViTrox Corp. BHD 116,600 248,237
#VS Industry BHD 470,176 26,463
#Wasco BHD 224,300 38,696
#*WCT Holdings BHD 805,692 77,878
#Wellcall Holdings BHD 203,500 56,770
Westports Holdings BHD 175,485 306,181
#Yinson Holdings BHD 857,018 408,953
YTL Corp. BHD 1,848,088 877,350
YTL Power International BHD 478,744 489,698
#Zetrix Ai BHD 4,605,195 839,562
TOTAL MALAYSIA 50,231,441
MEXICO — (0.6%)
*Alpek SAB de CV, Class A 873,784 648,650
Alsea SAB de CV 212,993 517,064
America Movil SAB de CV,
ADR 54,566 1,383,248
America Movil SAB de CV,
Class B 1,602,804 2,038,794
Arca Continental SAB de CV 68,119 779,169
Axtel SAB de CV 996,209 152,729
ΩBanco del Bajio SA 532,751 1,772,009
#Becle SAB de CV 48,495 43,491
Bolsa Mexicana de Valores
SAB de CV 217,909 483,408
Cemex SAB de CV,
Preference 3,147,084 3,720,185
Cemex SAB de CV,
Sponsored ADR 306,917 3,627,759
*Cia Minera Autlan SAB de
CV, Class B 5,844 2,492
Coca-Cola Femsa SAB de CV 83,408 900,209
Coca-Cola Femsa SAB de CV,
Sponsored ADR 3,179 344,190
Consorcio ARA SAB de CV 305,857 87,789
Controladora AXTEL SAB DE
CV 1,725,090 86,899

198
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
MEXICO — (Continued)
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 443,989 $ 346,994
Corp Inmobiliaria Vesta SAB
de CV 307,151 1,063,054
Corp. Moctezuma SAB de CV 61,273 289,583
Corporativo Fragua SAB de
CV 452 12,738
El Puerto de Liverpool SAB de
CV, Class C1 73,016 437,875
#*<Empresas ICA SAB de CV 117,564 –
Fomento Economico Mexicano
SAB de CV 53,210 679,140
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,693 344,677
GCC SAB de CV 117,291 1,349,052
Genomma Lab Internacional
SAB de CV, Class B 392,228 331,860
Gentera SAB de CV 882,288 2,041,674
Gruma SAB de CV, Class B 110,167 1,639,641
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 151,549 2,020,578
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 20,291 440,346
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 11,684 2,539,517
#Grupo Aeroportuario del
Sureste SAB de CV, Class B 625 17,277
#Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 4,094 1,128,388
Grupo Bimbo SAB de CV,
Class A 634,154 2,264,627
Grupo Carso SAB de CV,
Class A1 86,516 739,283
Grupo Comercial Chedraui SA
de CV 204,267 1,064,872
Grupo Financiero Banorte SAB
de CV, Class O 540,977 6,253,986
#Grupo Financiero Inbursa
SAB de CV, Class O 579,843 1,486,837
Grupo Herdez SAB de CV 82,896 251,597
Grupo Industrial Saltillo SAB
de CV 21,722 15,211
Grupo Lamosa SAB de CV 35,276 182,984
Grupo Mexico SAB de CV,
Class B 615,224 7,365,498
*Grupo Nutrisa SAB de CV 82,896 16,005
#*Grupo Rotoplas SAB de CV 84,293 67,530
*Grupo Simec SAB de CV,
ADR 1,049 30,106
*Grupo Simec SAB de CV,
Class B 35,729 359,310
#*Grupo Televisa SAB 553,680 313,053
Ω#*Grupo Traxion SAB de CV,
Class A 56,834 38,653
*Industrias CH SAB de CV,
Class B 83,485 707,297
Industrias Penoles SAB de CV 115,872 5,324,646
Shares Value
MEXICO — (Continued)
Kimberly-Clark de Mexico SAB
de CV, Class A 549,771 $ 1,273,792
#La Comer SAB de CV 272,764 536,554
Megacable Holdings SAB de
CV 668,273 2,273,617
*Minera Frisco SAB de CV 251,068 197,956
Ω*Nemak SAB de CV 446,761 74,931
Operadora De Sites
Mexicanos SAB de CV 66,467 67,500
*Orbia Advance Corp. SAB
de CV 238,043 335,310
Organizacion Soriana SAB de
CV, Class B 151,399 258,201
*Promotora de Hoteles Norte
19 SAB De CV 167,851 55,143
Promotora y Operadora de
Infraestructura SAB de CV 111,600 1,759,123
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 6,620 78,214
#Qualitas Controladora SAB
de CV 126,038 1,150,079
Regional SAB de CV 173,459 1,421,831
#Sigma Foods SAB de CV,
Class A 1,989,899 2,025,407
*Vista Energy SAB de CV,
Sponsored ADR 35,134 2,475,190
*Vitro SAB de CV, Class A 16,200 4,566
Wal-Mart de Mexico SAB de
CV 456,483 1,322,060
TOTAL MEXICO 73,061,448
NETHERLANDS — (2.1%)
Aalberts NV, Registered 79,272 3,881,742
ABN AMRO Bank NV, Class
CV 258,656 11,606,264
Acomo NV 16,107 441,059
Ω*Adyen NV 2,344 2,364,901
Aegon, Ltd. 408,303 3,869,988
Aegon, Ltd.- NYS 563,581 5,320,205
*AFC Ajax NV 546 5,604
#Akzo Nobel NV 124,722 8,713,248
Allfunds Group PLC 184,222 1,873,695
AMG Critical Materials NV 20,707 700,438
APERAM SA 36,987 1,934,567
Arcadis NV 39,272 1,835,389
ArcelorMittal SA 19,227 1,343,667
ArcelorMittal SA- NYS 96,072 6,738,490
ASM International NV 10,548 9,723,359
ASML Holding NV- NYS 46,020 74,966,580
ASML Holding NV, Class B 1,468 2,422,373
ASR Nederland NV, Class B 132,984 10,844,970
Ω#*Basic-Fit NV 46,095 1,836,057
BE Semiconductor Industries
NV 19,322 4,407,279
#Brunel International NV 3,475 30,026
Coca-Cola Europacific
Partners PLC 39,613 4,379,922
Corbion NV 43,731 952,457
ΩCTP NV 66,628 1,194,344

199
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
NETHERLANDS — (Continued)
#DSM-Firmenich AG 20,038 $ 2,152,849
*Flow Traders, Ltd. 30,667 934,318
ForFarmers NV 29,555 199,607
#Fugro NV 80,787 791,000
HAL Trust 4,220 800,156
Havas NV 26,896 574,033
Heineken NV 43,358 3,918,009
IMCD NV 29,446 3,211,059
ING Groep NV 275,063 9,633,455
ING Groep NV, Sponsored
ADR 92,618 3,235,147
Kendrion NV 9,425 206,468
Koninklijke Ahold Delhaize NV 355,472 14,052,831
Koninklijke BAM Groep NV 147,646 1,968,840
Koninklijke Heijmans NV 18,309 1,968,563
Koninklijke KPN NV 2,800,936 13,248,171
Koninklijke Philips NV 9,013 235,811
#Koninklijke Philips NV- NYS 166,972 4,391,364
#Koninklijke Vopak NV 51,709 2,914,004
#*Magnum Ice Cream Co. NV
(The) 151,953 2,827,845
#*Magnum Ice Cream Co. NV
(The) 36,734 684,512
Nedap NV 4,063 449,237
NN Group NV 152,658 14,332,270
*Pharming Group NV 328,572 331,993
#PostNL NV 124,592 128,656
#*Prosus NV 6,020 276,810
Randstad NV 24,870 1,044,417
SBM Offshore NV 116,532 4,336,012
ΩSignify NV 50,521 857,953
#Sligro Food Group NV 17,410 210,326
TKH Group NV 24,165 1,183,297
*TomTom NV 26,697 118,135
Universal Music Group NV 177,222 2,943,335
Van Lanschot Kempen NV 20,288 1,518,420
Wolters Kluwer NV 36,347 2,838,675
TOTAL NETHERLANDS 259,904,202
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 122,520 593,992
#Air New Zealand, Ltd. 1,223,526 298,388
Auckland International Airport,
Ltd. 161,484 826,546
#Briscoe Group, Ltd. 12,323 33,312
Channel Infrastructure NZ, Ltd. 287,465 576,048
Chorus, Ltd. 271,773 1,506,044
Chorus, Ltd., ADR 2,087 57,705
Contact Energy, Ltd. 260,198 1,391,441
EBOS Group, Ltd. 30,661 397,116
Fisher & Paykel Healthcare
Corp., Ltd. 57,627 1,377,950
*Fletcher Building, Ltd. 16,884 36,168
*Fletcher Building, Ltd. 337,706 724,355
Freightways Group, Ltd. 125,331 1,020,065
Genesis Energy, Ltd. 447,774 673,625
#*Gentrack Group, Ltd. 18,152 38,508
Hallenstein Glasson Holdings,
Ltd. 44,173 276,456
Shares Value
NEW ZEALAND — (Continued)
#Heartland Group Holdings,
Ltd. 475,912 $ 346,791
Infratil, Ltd. 114,909 998,040
*KMD Brands, Ltd. 30,877 32,842
Mainfreight, Ltd. 18,149 738,037
Mercury NZ, Ltd. 53,302 209,864
Meridian Energy, Ltd. 72,982 244,462
NZME, Ltd. 83,243 51,742
NZME, Ltd. 17,895 11,200
NZX, Ltd. 227,566 199,257
*Oceania Healthcare, Ltd. 458,872 203,591
PGG Wrightson, Ltd. 18,227 23,672
Port of Tauranga, Ltd. 63,796 303,667
*Ryman Healthcare, Ltd. 484,038 608,713
Sanford, Ltd. 22,200 88,059
Scales Corp., Ltd. 110,916 423,669
*Serko, Ltd. 11,763 10,231
Skellerup Holdings, Ltd. 138,081 563,947
SKY Network Television, Ltd. 147,094 280,930
#*SKYCITY Entertainment
Group, Ltd. 255,865 93,223
Spark New Zealand, Ltd. 893,582 1,008,220
*Steel & Tube Holdings, Ltd. 37,695 7,753
Summerset Group Holdings,
Ltd. 185,874 909,878
#Tourism Holdings, Ltd. 91,680 154,085
TOWER, Ltd. 217,344 237,564
Vector, Ltd. 49,847 144,999
#*Vista Group International,
Ltd. 63,948 92,820
#*Warehouse Group, Ltd.
(The), Registered 89,554 30,523
TOTAL NEW ZEALAND 17,845,498
NORWAY — (0.6%)
ABG Sundal Collier Holding
ASA 138,189 104,762
AF Gruppen ASA 12,850 256,615
#*Agilyx ASA 13,931 28,055
*Akastor ASA 35,078 48,008
*Aker BioMarine ASA 13,597 157,701
Aker BP ASA 102,844 3,627,224
Aker Solutions ASA 203,957 904,067
ALNG ASA 5,506 2,258
*Archer, Ltd. 46,455 121,474
*ArcticZymes Technologies
ASA 5,013 10,360
Arendals Fossekompani ASA 636 12,339
*Atea ASA, Class A 38,083 687,439
Austevoll Seafood ASA 64,992 582,476
Ω*AutoStore Holdings, Ltd. 15,120 19,115
Bakkafrost P/F 16,061 766,455
*BEWi ASA 4,363 8,741
*BLUENORD ASA 18,163 980,521
Bonheur ASA 13,810 326,896
Borregaard ASA 52,767 879,060
Bouvet ASA 38,869 185,038
#*BW Energy, Ltd. 45,107 246,837
ΩBW LPG, Ltd. 89,244 2,024,979

200
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
NORWAY — (Continued)
BW Offshore, Ltd. 72,610 $ 357,147
#*Cadeler A/S 109,483 619,321
*Cloudberry Clean Energy
ASA 129,034 177,683
#DNB Bank ASA 106,996 3,440,857
DNO ASA 325,932 574,596
DOF Group ASA 68,200 895,268
Ω*Elkem ASA 226,455 740,189
ΩElmera Group ASA 59,883 288,549
Elopak ASA 77,340 296,420
ΩEntra ASA, Class B 14,628 163,489
Equinor ASA 226,263 9,218,281
Equinor ASA, Sponsored ADR 21,493 883,362
ΩEuropris ASA 94,785 852,487
*FLEX LNG, Ltd. 12,239 381,979
#*FLEX LNG, Ltd. 963 30,055
#Frontline PLC 49,227 1,950,561
#Gjensidige Forsikring ASA 9,055 269,429
Golar LNG, Ltd. 3,007 147,794
#Grieg Seafood ASA 44,496 141,592
Hafnia, Ltd. 140,451 1,077,351
Hoegh Autoliners ASA 101,831 1,809,169
ΩKid ASA 20,079 274,800
#Kitron ASA 79,740 730,626
ΩKlaveness Combination
Carriers ASA 15,312 162,093
*Kongsberg Automotive ASA 734,781 167,344
Kongsberg Gruppen ASA 28,565 892,110
*Kongsberg Maritime A/S 28,565 160,532
#Leroy Seafood Group ASA 117,647 514,788
#*LINK Mobility Group Holding
ASA 250,478 673,456
*Magnora ASA 27,305 64,346
Medistim ASA 5,113 121,838
Mowi ASA 28,050 599,200
MPC Container Ships ASA 346,285 889,427
ΩMulticonsult ASA 6,885 110,343
*Nekkar ASA 13,032 20,474
NORBIT ASA 12,585 232,746
#*Nordic Semiconductor ASA 9,591 160,487
Norsk Hydro ASA 220,766 2,017,206
Ω*Norske Skog ASA 39,799 168,693
*Northern Ocean, Ltd. 70,873 56,046
Norwegian Air Shuttle ASA 37,796 51,907
*NRC Group ASA 23,222 18,951
*Nykode Therapeutics ASA 46,612 16,612
Odfjell Drilling, Ltd. 104,732 1,004,894
Odfjell SE, Class A 16,121 193,774
Odfjell Technology, Ltd. 13,082 80,140
*OKEA ASA 30,589 109,498
ΩOkeanis Eco Tankers Corp. 10,816 655,743
Orkla ASA 18,529 205,917
*Panoro Energy ASA 86,107 252,850
Pareto Bank ASA 35,000 226,956
*Petronor E&P ASA 52,417 57,478
*Pexip Holding ASA 41,515 351,058
*PhotoCure ASA 4,482 25,046
Protector Forsikring ASA 36,099 1,870,379
Shares Value
NORWAY — (Continued)
*Reach Subsea ASA 54,068 $ 29,245
Rogaland Sparebank 3,903 61,729
Salmar ASA 8,455 459,559
#*Salmon Evolution ASA 142,113 60,611
*SATS ASA 73,782 326,349
Ω*Scatec ASA 94,663 914,271
Sea1 offshore, Inc. 33,940 96,085
#*SED Energy Holdings PLC,
Class A 89,913 75,368
Selvaag Bolig ASA 20,912 73,755
Solstad Maritime ASA 53,798 159,961
Solstad Offshore ASA 38,875 277,907
SpareBank 1 Helgeland 1,326 21,976
Sparebank 1 Oestlandet 20,037 411,295
SpareBank 1 Sor-Norge ASA 58,122 1,299,199
Sparebanken More 14,413 169,445
Stolt-Nielsen, Ltd., Class R 17,276 579,255
Storebrand ASA 186,419 3,958,667
Subsea 7 SA 77,567 2,604,050
Telenor ASA 74,688 1,053,674
TGS ASA 180,710 2,427,454
TOMRA Systems ASA 21,951 242,558
#Var Energi ASA 105,191 523,504
Veidekke ASA 54,714 1,085,719
Vend Marketplaces ASA,
Class B 20,433 514,908
Wallenius Wilhelmsen ASA,
Class B 51,196 797,289
Wilh. Wilhelmsen Holding
ASA, Class A 7,938 642,794
Wilh. Wilhelmsen Holding
ASA, Class B 2,798 210,347
Yara International ASA 45,808 2,157,529
TOTAL NORWAY 70,668,260
PERU — (0.0%)
Cementos Pacasmayo SAA,
ADR 4,565 53,867
Credicorp, Ltd. 4,786 1,917,176
Intercorp Financial Services,
Inc. 2,601 151,664
TOTAL PERU 2,122,707
PHILIPPINES — (0.1%)
Aboitiz Equity Ventures, Inc. 358,480 207,874
Aboitiz Power Corp. 229,600 160,517
ACEN Corp. 6,864,762 326,306
Alliance Global Group, Inc. 1,556,900 218,709
Apex Mining Co., Inc. 1,790,000 416,361
Asia United Bank Corp. 20,460 16,175
*Atlas Consolidated Mining &
Development Corp. 563,600 123,362
Ayala Corp. 36,455 304,586
Ayala Land, Inc. 233,400 64,431
Bank of the Philippine Islands 343,257 574,712
BDO Unibank, Inc. 698,893 1,421,303
*Cebu Air, Inc. 146,220 68,787
Cebu Landmasters, Inc. 478,033 17,178
Century Pacific Food, Inc. 651,900 333,830
China Banking Corp. 463,687 401,806

201
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
PHILIPPINES — (Continued)
Converge Information and
Communications Technology
Solutions, Inc. 1,613,200 $ 284,063
D&L Industries, Inc. 791,200 44,588
DigiPlus Interactive Corp. 978,640 156,659
DMCI Holdings, Inc. 1,743,650 208,201
*DoubleDragon Corp. 225,960 44,070
East West Banking Corp. 261,350 50,374
Emperador, Inc. 444,500 114,283
Ginebra San Miguel, Inc. 25,990 113,096
Global Ferronickel Holdings,
Inc. 859,820 27,247
Globe Telecom, Inc. 13,687 404,663
GT Capital Holdings, Inc. 57,370 454,500
*Integrated Micro-Electronics,
Inc. 31,900 3,309
International Container
Terminal Services, Inc. 183,870 2,892,303
JG Summit Holdings, Inc. 1,446,650 525,775
Jollibee Foods Corp. 245,340 596,318
Keepers Holdings, Inc. (The) 1,349,000 43,850
LT Group, Inc. 704,800 168,544
Manila Electric Co. 25,030 196,250
Manila Water Co., Inc. 501,000 290,518
Megaworld Corp. 5,082,500 184,305
Metropolitan Bank & Trust Co. 624,501 670,201
ΩMonde Nissin Corp. 741,600 83,827
Nickel Asia Corp. 2,952,760 186,175
OceanaGold Philippines, Inc. 54,500 29,778
Petron Corp. 1,853,000 72,945
Philex Mining Corp. 680,300 100,567
Philippine National Bank 224,973 228,942
Philippine Seven Corp. 22,260 12,326
Philippine Stock Exchange,
Inc. (The) 312 1,045
*Philweb Corp. 189,500 40,488
*<Phoenix Petroleum
Philippines, Inc. 115,600 1,473
PLDT, Inc. 15,305 304,000
#PLDT, Inc., Sponsored ADR 4,980 98,056
*<PNB Holdings Corp. 24,721 485
Puregold Price Club, Inc. 609,000 407,857
RFM Corp. 137,000 12,084
Rizal Commercial Banking
Corp. 104,967 39,264
Robinsons Land Corp. 925,378 258,175
San Miguel Corp. 271,700 297,352
Security Bank Corp. 203,594 224,479
Semirara Mining & Power
Corp., Class A 725,840 242,460
Shell Pilipinas Corp., Class A 246,600 34,642
SM Investments Corp. 9,795 95,118
SM Prime Holdings, Inc. 241,525 72,197
STI Education Systems
Holdings, Inc. 1,047,000 20,694
Synergy Grid & Development
Phils, Inc. 427,000 198,783
*Top Frontier Investment
Holdings, Inc. 3,465 2,977
Shares Value
PHILIPPINES — (Continued)
Union Bank of the Philippines 220,028 $ 90,211
Universal Robina Corp. 117,140 113,084
Vista Land & Lifescapes, Inc. 1,668,000 26,156
Wilcon Depot, Inc. 380,500 35,738
TOTAL PHILIPPINES 15,460,432
POLAND — (0.4%)
AB SA 6,454 231,029
*Action SA 12,086 144,319
Agora SA 29,781 69,055
Alior Bank SA 83,729 3,077,713
Ω*Allegro.eu SA 57,521 691,238
#AmRest Holdings SE 42,019 116,065
Apator SA 11,380 80,256
*Arctic Paper SA 20,408 35,872
ASBISc Enterprises PLC 25,058 724,282
Asseco Poland SA 39,796 2,123,538
Asseco South Eastern Europe
SA 1,704 33,321
Auto Partner SA 35,045 269,620
Bank Handlowy w Warszawie
SA 15,931 517,500
*Bank Millennium SA 369,471 2,039,128
*Bank Ochrony Srodowiska SA 31,286 85,917
Bank Polska Kasa Opieki SA 44,258 2,902,532
*Benefit Systems SA 1,303 1,879,628
BNPP Bank Polska SA 2,814 116,517
#*Boryszew SA 34,216 45,565
Budimex SA 5,036 970,500
#*Bumech SA 1,136 4,962
*CD Projekt SA 4,753 317,298
*Celon Pharma SA 9,568 52,525
#*CI Games SA 46,405 30,991
*Cognor Holding SA 120,143 206,208
Cyber Folks SA 4,529 232,536
#*Cyfrowy Polsat SA 135,942 619,899
#*Datawalk SA 2,685 98,839
*Develia SA 345,092 971,649
Ω*Dino Polska SA 67,876 580,048
Dom Development SA 4,054 278,324
Echo Investment SA 1,495 1,965
Elektrotim SA 2,577 41,511
Enea SA 204,414 1,070,833
Erste Bank Polska SA 2,757 541,325
#*Eurocash SA 53,913 70,167
*Fabryki Mebli Forte SA 1,825 7,484
Ferro SA 4,286 38,127
*Globe Trade Centre SA 18,382 11,294
#*Grupa Azoty SA 33,330 175,135
Grupa Kety SA 6,629 2,213,563
Grupa Pracuj SA 5,381 75,467
Ω#*HUUUGE, Inc. 20,568 124,175
#ING Bank Slaski SA 5,188 613,956
Inter Cars SA 3,859 963,874
*Jastrzebska Spolka Weglowa
SA 11,017 73,870
KGHM Polska Miedz SA 29,622 2,436,848
LPP SA 231 1,340,311
*mBank SA 3,821 1,379,516

202
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
POLAND — (Continued)
#Mirbud SA 41,307 $ 133,078
Mo-BRUK SA 1,986 201,603
#*Modivo SA 29,673 735,602
*Mostostal Zabrze SA 19,800 32,476
Murapol SA 1,830 18,234
Neuca SA 885 182,040
#NEWAG SA 1,769 42,011
Orange Polska SA 182,680 744,208
ORLEN SA 129,974 5,140,073
PCC Rokita SA, Class B 999 18,467
Pepco Group NV 46,884 575,874
*PGE Polska Grupa
Energetyczna SA 795,542 2,148,563
#*PKP Cargo SA 34,895 95,548
PlayWay SA 642 41,675
#*Polimex-Mostostal SA 63,685 109,646
Powszechna Kasa
Oszczednosci Bank Polski SA 79,189 2,367,589
Powszechny Zaklad
Ubezpieczen SA 168,149 3,192,828
#Rainbow Tours SA 2,389 92,218
#*Syn2bio SA 3,792 69,086
Synektik SA 3,792 366,700
Tauron Polska Energia SA 1,081,975 2,604,787
TEN Square Games SA 3,751 107,217
Torpol SA 8,701 167,586
*Toya SA 31,769 78,926
Unimot SA 2,357 105,780
#Votum SA 6,155 73,826
Voxel SA 1,451 48,452
*VRG SA 34,865 51,971
Warsaw Stock Exchange 6,757 180,685
Wawel SA 20 3,772
ΩXTB SA 38,353 1,523,710
Zabka Group SA 1,088 9,243
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 3,303 60,265
*Zespol Elektrowni Patnow
Adamow Konin SA 10,461 48,960
TOTAL POLAND 52,098,994
PORTUGAL — (0.3%)
#Altri SGPS SA 42,109 229,404
Banco Comercial Portugues
SA, Class R 8,894,496 10,898,738
#Corticeira Amorim SGPS SA 15,126 115,209
CTT-Correios de Portugal SA 65,090 461,318
EDP Renewables SA 176,840 2,736,579
EDP SA 864,077 4,443,910
Galp Energia SGPS SA 326,348 7,393,191
Ibersol SGPS SA 13,357 147,685
#Jeronimo Martins SGPS SA 129,525 2,587,072
#Mota-Engil SGPS SA 66,996 357,045
#Navigator Co. SA (The) 155,419 582,944
NOS SGPS SA 184,383 1,024,645
REN - Redes Energeticas
Nacionais SGPS SA 155,605 618,553
Semapa-Sociedade de
Investimento e Gestao 6,355 146,966
Shares Value
PORTUGAL — (Continued)
Sonae SGPS SA 613,189 $ 1,439,229
TOTAL PORTUGAL 33,182,488
QATAR — (0.1%)
Aamal Co. 1,435,348 277,135
Al Khaleej Takaful Group QSC 110,792 87,636
Al Meera Consumer Goods
Co. QSC 40,833 150,390
Al Rayan Bank 1,409,176 770,190
*Baladna 676,286 228,091
Barwa Real Estate Co. 1,476,608 944,527
Commercial Bank PSQC (The) 386,828 437,718
Doha Bank QPSC 1,647,805 1,311,546
Doha Insurance Co. QSC 74,984 60,197
*Estithmar Holding QPSC 252,397 292,534
Gulf International Services
QSC 1,068,100 533,903
Gulf Warehousing Co. 207,085 133,089
Industries Qatar QSC 67,567 195,594
Lesha Bank LLC 907,779 697,850
Mannai Corp. QSC 112,348 150,579
*Mazaya Real Estate
Development QPSC 330,379 49,906
Medicare Group 97,384 147,106
Mesaieed Petrochemical
Holding Co. 90,456 27,179
Nebras Energy 75,913 308,155
Ooredoo QPSC 419,346 1,439,666
Qatar Aluminum Manufacturing
Co. 1,505,925 587,315
Qatar Fuel QSC 138,772 529,780
Qatar Gas Transport Co., Ltd. 1,234,274 1,400,042
Qatar Industrial Manufacturing
Co. QSC 140,158 83,879
Qatar Insurance Co. SAQ 604,234 319,293
Qatar International Islamic
Bank QSC 201,443 598,630
Qatar Islamic Bank QPSC 111,085 660,835
Qatar Islamic Insurance Group 8,488 18,629
Qatar National Bank QPSC 801,433 3,647,280
Qatar National Cement Co.
QSC 258,434 193,062
Salam International
Investment, Ltd. QSC 813,430 164,429
United Development Co. QSC 1,500,102 328,778
Vodafone Qatar PQSC 1,318,249 934,469
*Widam Food Co. 79,229 31,879
TOTAL QATAR 17,741,291
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 4,144 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 42,197 –
*<Mechel PJSC, ADR 19,960 –
*<PhosAgro PJSC, GDR 132 –
*<Polyus PJSC, Class G, GDR 80 –
*<RusHydro PJSC, ADR 5,044 –
*<Sberbank of Russia PJSC,
ADR 64,074 –

203
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
RUSSIAN FEDERATION — (Continued)
*<Sberbank of Russia PJSC,
Sponsored ADR 34,093 $ –
*<Severstal PAO, GDR 16,777 –
*<Severstal PAO, Sponsored
GDR 4,738 –
*<VTB Bank PJSC, GDR 499,471 –
TOTAL RUSSIAN
FEDERATION –
SAUDI ARABIA — (0.6%)
*ACWA Power Co. 3,189 159,301
Ades Holding Co. 200,016 886,238
*Advanced Building Industries
Co. 15,196 108,927
*Advanced Petrochemical Co. 81,756 478,933
Al Babtain Power &
Telecommunication Co. 30,399 428,201
Al Hammadi Holding 19,055 131,617
*Al Hassan Ghazi Ibrahim
Shaker Co. 15,412 53,186
Al Jouf Agricultural
Development Co. 3,960 43,675
*Al Jouf Cement Co. 25,643 32,912
*Al Khaleej Training and
Education Co. 11,856 41,672
Al Masane Al Kobra Mining
Co. 10,818 211,434
Al Rajhi Bank 424,550 7,071,123
*Al Yamamah Steel Industries
Co. 17,852 165,994
Alamar Foods 4,049 39,827
Alandalus Property Co. 10,725 43,265
Alaseel Co. 22,340 21,117
Al-Dawaa Medical Services
Co. 13,038 140,951
Aldrees Petroleum and
Transport Services Co. 29,946 916,202
Alinma Bank 283,764 1,765,072
AlKhorayef Water & Power
Technologies Co. 8,598 228,944
*Allianz Saudi Fransi
Cooperative Insurance Co. 3,865 12,669
Almarai Co. JSC 166,826 2,061,171
Almawarid Manpower Co. 6,088 171,349
Alujain Corp. 9,647 68,329
Arab National Bank 307,712 1,778,019
Arabian Cement Co. 18,009 106,121
ΩArabian Centres Co. 12,993 53,868
*Arabian Contracting Services
Co. 5,692 121,479
*Arabian Drilling Co. 12,665 272,152
Arabian Internet &
Communications Services Co. 5,659 323,824
Arabian Mills for Food
Products Co. 2,464 29,498
Arabian Pipes Co. 70,581 116,335
*Arabian Shield Cooperative
Insurance Co. 10,072 29,635
Arriyadh Development Co. 31,889 137,389
Shares Value
SAUDI ARABIA — (Continued)
*ARTEX Industrial Investment
Co. 5,986 $ 19,605
Astra Industrial Group Co. 25,284 817,329
Ataa Educational Co. 2,761 33,025
*BAAN Holding Group Co. 20,078 10,693
Bank AlBilad 215,262 1,409,477
Bank Al-Jazira 440,926 1,426,508
Banque Saudi Fransi 228,052 1,199,922
*Basic Chemical Industries,
Ltd. 5,420 32,602
*Bawan Co. 22,580 205,027
BinDawood Holding Co. 114,475 141,131
Bupa Arabia for Cooperative
Insurance Co. 14,603 610,484
Catrion Catering Holding Co. 21,054 391,031
Co. for Cooperative Insurance
(The) 36,238 1,183,006
Dallah Healthcare Co. 9,565 267,937
*Dar Al Arkan Real Estate
Development Co. 567,714 2,779,992
Dr. Sulaiman Al Habib Medical
Services Group Co. 10,993 687,886
East Pipes Integrated Co. for
Industry 12,486 611,749
Eastern Province Cement Co. 18,400 124,643
Electrical Industries Co. 374,462 1,410,901
Elm Co. 1,299 234,515
*Emaar Economic City 75,462 188,881
Etihad Etisalat Co. 294,902 4,880,351
Etihad GO Telecom Co. 14,837 328,701
First Milling Co. 9,308 126,651
Gulf Insurance Group 11,161 94,625
*Halwani Brothers Co. 3,849 31,854
*Jabal Omar Development Co. 12,060 51,381
*Jahez International Co. 7,112 21,399
Jarir Marketing Co. 137,415 608,131
*Jazan Development and
Investment Co. 13,313 28,891
*L'Azurde Co. for Jewelry 9,694 26,665
Leejam Sports Co. JSC 21,193 449,762
*Liva Insurance Co. 5,354 19,959
*Lumi Rental Co. 7,707 57,625
Maharah Human Resources
Co. 151,217 211,796
*Malath Cooperative Insurance
Co. 10,359 27,308
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 25,424 98,365
*Methanol Chemicals Co. 1,570 15,012
Middle East Healthcare Co. 26,467 209,593
*Middle East Paper Co. 19,456 82,321
Middle East Specialized
Cables Co. 16,913 138,979
Mobile Telecommunications
Co. 381,499 1,051,395
Mouwasat Medical Services
Co. 44,198 732,024
Nahdi Medical Co. 8,602 217,713

204
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
*National Agriculture
Development Co. (The) 88,559 $ 331,315
National Co. for Glass
Industries (The) 5,965 57,498
National Co. for Learning &
Education 745 25,154
National Gas &
Industrialization Co. 10,480 178,178
*National Industrialization Co. 192,856 436,500
National Medical Care Co. 12,402 373,166
Northern Region Cement Co. 40,164 68,446
Power & Water Utility Co. for
Jubail & Yanbu 24,660 246,896
Qassim Cement Co. (The) 13,499 155,281
*Rabigh Refining &
Petrochemical Co. 132,314 523,901
*Rasan Information
Technology Co. 1,137 39,419
*Red Sea International Co. 8,670 53,491
Riyad Bank 445,620 2,413,503
Riyadh Cables Group Co. 8,020 213,126
SABIC Agri-Nutrients Co. 54,560 1,785,494
Sahara International
Petrochemical Co. 97,366 330,041
*Saudi Arabian Amiantit Co. 6,800 21,819
*Saudi Arabian Mining Co. 121,119 1,825,412
ΩSaudi Arabian Oil Co. 508,106 3,582,651
Saudi Aramco Base Oil Co. 12,132 409,300
*Saudi Automotive Services
Co. 29,487 302,290
Saudi Awwal Bank 180,362 1,625,203
Saudi Basic Industries Corp. 2,444 32,279
Saudi Cement Co. 9,888 74,775
Saudi Ceramic Co. 30,722 196,824
Saudi Chemical Co. Holding 209,528 452,476
Saudi Co. For Hardware CJSC 13,852 81,146
Saudi Energy Co. 53,847 243,032
Saudi Ground Services Co. 869 6,252
Saudi Industrial Investment
Group 16,657 53,003
Saudi Investment Bank (The) 82,736 305,344
*Saudi Kayan Petrochemical
Co. 353,864 471,128
Saudi Manpower Solutions Co. 25,793 42,788
*Saudi Marketing Co. 4,752 15,741
Saudi National Bank (The) 272,265 2,841,909
Saudi Paper Manufacturing
Co. 6,978 128,207
Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 21,763 181,382
*Saudi Public Transport Co. 43,080 125,953
*Saudi Real Estate Co. 60,031 254,798
*Saudi Reinsurance Co. 50,491 321,325
*Saudi Research & Media
Group 7,733 121,591
Saudi Steel Pipe Co. 7,275 91,046
Saudi Telecom Co. 515,198 5,918,158
Saudia Dairy & Foodstuff Co. 6,770 366,307
Shares Value
SAUDI ARABIA — (Continued)
Savola Group (The) 30,296 $ 210,229
*Seera Group Holding 118,380 641,783
*Sinad Holding Co. 28,188 60,497
Southern Province Cement Co. 9,886 48,910
Sustained Infrastructure
Holding Co. 36,080 343,939
*Tanmiah Food Co. 3,764 53,922
Theeb Rent A Car Co. 29,835 175,888
*Umm Al-Qura Cement Co. 11,747 41,727
United Electronics Co. 28,552 502,920
United International
Transportation Co. 55,029 407,351
Yamama Cement Co. 48,069 289,656
Yanbu National Petrochemical
Co. 57,701 471,687
TOTAL SAUDI ARABIA 72,119,331
SINGAPORE — (0.8%)
AEM Holdings, Ltd. 154,429 991,194
Aztech Global, Ltd. 172,500 90,025
Banyan Tree Holdings, Ltd. 205,300 87,954
Bonvests Holdings, Ltd. 22,000 16,794
BRC Asia, Ltd. 41,400 137,377
Bund Center Investment, Ltd. 64,750 21,309
Centurion Accommodation
REIT 7,230 6,364
Centurion Corp., Ltd. 72,300 87,855
#China Aviation Oil Singapore
Corp., Ltd. 211,700 286,928
City Developments, Ltd. 402,600 2,461,762
#ComfortDelGro Corp., Ltd. 1,151,900 1,202,326
#COSCO SHIPPING
International Singapore Co.,
Ltd. 1,503,100 139,328
#CSE Global, Ltd. 383,398 358,372
DBS Group Holdings, Ltd. 298,601 17,216,425
*Del Monte Pacific, Ltd. 252,659 13,973
Delfi, Ltd. 233,500 159,147
DFI Retail Group Holdings,
Ltd. 184,800 729,960
*<Ezion Holdings, Ltd. 1,747,154 –
#*<Ezra Holdings, Ltd. 767,465 –
Far East Orchard, Ltd. 152,039 125,535
First Resources, Ltd. 448,000 1,182,988
Food Empire Holdings, Ltd. 157,560 298,232
Frasers Property, Ltd. 261,600 211,921
Frencken Group, Ltd. 380,000 731,111
*Gallant Venture, Ltd. 217,000 10,480
Genting Singapore, Ltd. 3,429,400 1,696,268
#Geo Energy Resources, Ltd. 752,700 290,222
Golden Agri-Resources, Ltd. 4,790,800 1,063,544
GuocoLand, Ltd. 177,566 315,353
Hiap Hoe, Ltd. 39,000 19,290
Ho Bee Land, Ltd. 121,000 193,215
Hong Fok Corp., Ltd. 271,420 186,049
Hong Leong Asia, Ltd. 189,900 424,531
Hongkong Land Holdings, Ltd. 353,600 2,871,232
Hotel Grand Central, Ltd. 65,175 36,298
Hour Glass, Ltd. (The) 154,000 331,080

205
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SINGAPORE — (Continued)
HRnetgroup, Ltd. 58,800 $ 33,893
Hutchison Port Holdings Trust,
Class U 3,467,500 669,227
*<Hyflux, Ltd. 291,500 –
#iFAST Corp., Ltd. 63,200 447,490
ISDN Holdings, Ltd. 182,811 91,847
Keppel Infrastructure Trust 2,147,215 911,538
Keppel, Ltd. 497,700 4,446,658
LHN, Ltd. 110,700 47,857
#Marco Polo Marine, Ltd. 2,158,000 223,566
Mermaid Maritime PCL 568,900 45,643
Micro-Mechanics Holdings,
Ltd. 6,500 13,569
*<Midas Holdings, Ltd. 550,500 –
Nanofilm Technologies
International, Ltd. 158,100 130,539
NETLINK NBN TRUST 1,192,600 938,251
*Oceanus Group, Ltd. 2,196,800 5,133
Olam Group, Ltd. 332,005 362,056
OUE, Ltd. 153,700 119,723
Oversea-Chinese Banking
Corp., Ltd. 317,326 7,200,270
*Oxley Holdings, Ltd. 474,847 26,631
Pan-United Corp., Ltd. 53,750 67,407
Propnex, Ltd. 137,900 198,719
Q&M Dental Group Singapore,
Ltd. 112,920 48,817
#QAF, Ltd. 158,907 121,303
Raffles Medical Group, Ltd. 345,611 236,904
Riverstone Holdings, Ltd. 421,300 275,660
SATS, Ltd. 730,878 2,692,828
SBS Transit, Ltd. 39,700 111,016
Seatrium, Ltd. 1,768,675 2,962,028
#Sembcorp Industries, Ltd. 656,000 2,820,626
Sheng Siong Group, Ltd. 420,200 1,093,214
#SIA Engineering Co., Ltd.,
Registered 120,300 290,489
Sing Holdings, Ltd. 50,300 17,043
Singapore Airlines, Ltd. 862,950 5,175,818
Singapore Exchange, Ltd. 294,900 5,618,674
Singapore Land Group, Ltd. 127,413 327,514
Singapore Technologies
Engineering, Ltd. 323,200 2,537,666
Singapore
Telecommunications, Ltd. 427,200 1,477,464
#StarHub, Ltd. 348,300 298,434
Straits Trading Co., Ltd. 96,760 120,592
*<Swiber Holdings, Ltd. 105,749 –
Tai Sin Electric, Ltd. 134,756 55,107
*Thomson Medical Group, Ltd. 1,592,500 65,744
Tiong Woon Corp. Holding,
Ltd. 29,300 23,736
#Tuan Sing Holdings, Ltd. 394,001 93,605
UMS Integration, Ltd. 452,812 804,184
United Overseas Bank, Ltd. 260,992 8,823,066
UOB-Kay Hian Holdings, Ltd. 279,347 894,311
UOL Group, Ltd. 324,455 2,502,029
Venture Corp., Ltd. 202,600 2,523,426
Vicom, Ltd. 18,400 25,942
Shares Value
SINGAPORE — (Continued)
Wee Hur Holdings, Ltd. 623,400 $ 330,201
#Wilmar International, Ltd. 650,100 1,990,102
#Wing Tai Holdings, Ltd. 257,700 315,150
Yangzijiang Shipbuilding
Holdings, Ltd. 1,885,400 5,756,947
TOTAL SINGAPORE 100,404,099
SOUTH AFRICA — (1.1%)
Absa Group, Ltd. 191,979 2,643,542
Advtech, Ltd. 421,369 1,211,567
AECI, Ltd. 86,820 655,690
Afrimat, Ltd. 22,276 37,133
Alexander Forbes Group
Holdings, Ltd. 210,757 92,446
Altron, Ltd., Class A 191,229 332,401
Anglogold Ashanti PLC 80,013 6,346,631
Anglogold Ashanti PLC 36,262 2,742,011
Argent Industrial, Ltd. 5,091 12,319
Aspen Pharmacare Holdings,
Ltd. 186,549 1,680,505
Astral Foods, Ltd. 29,247 374,969
AVI, Ltd. 233,156 1,267,822
Bid Corp., Ltd. 182,649 4,996,590
Bidvest Group, Ltd. 194,856 2,920,500
#Blu Label Unlimited Group,
Ltd. 411,196 217,383
Capitec Bank Holdings, Ltd. 8,760 2,495,004
Cashbuild, Ltd. 6,451 46,576
City Lodge Hotels, Ltd. 252,895 66,466
Clicks Group, Ltd. 109,270 1,455,987
Coronation Fund Managers,
Ltd. 186,047 477,054
DataTec, Ltd. 217,480 1,115,174
Ω#Dis-Chem Pharmacies, Ltd. 475,691 863,077
Discovery, Ltd. 103,730 1,643,009
DRDGOLD, Ltd. 83,033 170,017
DRDGOLD, Ltd., ADR 24,347 497,166
Famous Brands, Ltd. 50,758 163,487
FirstRand, Ltd. 597,483 3,562,246
Foschini Group, Ltd. 266,182 909,936
Gold Fields, Ltd. 1,947 63,264
Gold Fields, Ltd., Sponsored
ADR 277,301 8,990,098
Grindrod, Ltd. 494,844 798,268
Harmony Gold Mining Co., Ltd. 14,209 223,687
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 425,805 6,706,429
Hudaco Industries, Ltd. 22,072 256,389
Impala Platinum Holdings, Ltd. 364,277 3,952,382
Investec, Ltd. 121,858 1,056,072
Invicta Holdings, Ltd. 5,204 11,599
*iOCO, Ltd. 290,153 67,493
Italtile, Ltd. 275,576 154,011
JSE, Ltd. 68,195 620,919
*KAP, Ltd. 1,168,504 189,206
Kumba Iron Ore, Ltd. 45,340 718,948
Lewis Group, Ltd. 36,405 195,318
Life Healthcare Group
Holdings, Ltd. 1,218,983 830,761

206
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Merafe Resources, Ltd. 1,343,352 $ 107,947
*Metair Investments, Ltd. 98,252 29,503
Momentum Group, Ltd. 1,302,101 3,212,918
Motus Holdings, Ltd. 167,613 1,062,718
Mpact, Ltd. 74,949 80,604
Mr. Price Group, Ltd. 151,722 1,558,998
MTN Group, Ltd. 846,407 10,481,870
*Nampak, Ltd. 3,926 104,699
Naspers, Ltd. 5,969 312,846
Nedbank Group, Ltd. 234,890 3,968,561
*NEPI Rockcastle NV 174,190 1,593,376
Netcare, Ltd. 1,261,083 1,442,326
Ninety One, Ltd. 190,210 520,826
Northam Platinum Holdings,
Ltd. 138,965 1,982,641
Oceana Group, Ltd. 75,414 333,756
Old Mutual, Ltd. 4,724,828 3,813,833
Omnia Holdings, Ltd. 154,785 987,089
OUTsurance Group, Ltd. 265,184 1,323,416
ΩPepkor Holdings, Ltd. 2,930,049 3,768,944
*Pick n Pay Stores, Ltd. 343,714 394,774
PPC, Ltd. 1,045,090 471,044
Premier Group, Ltd. 40,816 439,645
PSG Financial Services, Ltd. 535,362 1,090,050
Raubex Group, Ltd. 143,581 376,752
RCL Foods, Ltd. 37,465 18,335
Reunert, Ltd. 150,920 532,603
Sanlam, Ltd. 294,108 1,561,587
Santam, Ltd. 29,059 709,302
#*Sappi, Ltd. 212,913 152,823
*Sasol, Ltd. 436,387 5,122,348
Shoprite Holdings, Ltd. 129,619 2,247,604
Sibanye Stillwater, Ltd. 1,238,576 2,685,000
Sibanye Stillwater, Ltd., ADR 155,307 1,372,914
Southern Sun, Ltd. 545,872 338,052
#*SPAR Group, Ltd. (The) 17,089 50,602
Spur Corp., Ltd. 43,950 111,208
Stadio Holdings, Ltd. 94,580 73,430
Standard Bank Group, Ltd. 279,935 5,568,172
Sun International, Ltd. 196,085 630,149
*Super Group, Ltd. 128,281 146,717
Telkom SA SOC, Ltd. 260,505 859,208
Thungela Resources, Ltd. 101,674 621,670
Tiger Brands, Ltd. 85,685 1,427,648
Truworths International, Ltd. 225,363 723,558
Tsogo Sun, Ltd. 367,147 161,710
Valterra Platinum, Ltd. 17,056 1,277,568
Vodacom Group, Ltd. 94,812 916,771
#We Buy Cars Holdings, Ltd. 103,906 207,106
Wilson Bayly Holmes-Ovcon,
Ltd. 43,868 417,019
Woolworths Holdings, Ltd. 699,782 1,986,301
Zeda, Ltd. 164,861 157,378
TOTAL SOUTH AFRICA 133,367,471
SPAIN — (2.0%)
Acciona SA 18,839 5,171,703
Acerinox SA 142,232 2,844,149
Shares Value
SPAIN — (Continued)
ACS Actividades de
Construccion y Servicios SA 96,395 $ 12,233,074
ΩAena SME SA 147,360 4,523,459
Almirall SA 38,216 488,064
Amadeus IT Group SA 99,533 6,108,371
#*Amper SA 13,952 76,057
#Atresmedia Corp. de Medios
de Comunicacion SA 67,821 406,544
#Audax Renovables SA 76,467 105,575
#Azkoyen SA 5,887 71,797
Banco Bilbao Vizcaya
Argentaria SA 581,330 16,186,143
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 943,995 26,384,660
Banco de Sabadell SA 4,199,117 16,064,044
Banco Santander SA 1,607,295 22,779,336
#Banco Santander SA,
Sponsored ADR 346,415 4,884,452
Bankinter SA 486,445 8,915,686
CaixaBank SA 1,013,786 14,655,953
Ω*Cellnex Telecom SA 95,611 2,955,839
CIE Automotive SA 32,275 982,194
Construcciones y Auxiliar de
Ferrocarriles SA 24,539 1,931,160
Corp ACCIONA Energias
Renovables SA 45,878 1,145,432
*Deoleo SA 65,976 24,898
*Distribuidora Internacional de
Alimentacion SA 7,688 352,490
Ebro Foods SA 36,304 764,383
*eDreams ODIGEO SA 16,368 102,447
Elecnor SA 20,508 806,965
Enagas SA 101,297 1,971,979
#*Ence Energia y Celulosa SA 100,181 296,226
Endesa SA 77,155 3,760,324
Faes Farma SA 206,072 1,081,158
Ferrovial NV 74,791 4,882,519
Ferrovial NV 5,808 378,101
Fluidra SA 59,286 1,315,117
ΩGestamp Automocion SA 133,982 451,668
Ω#Global Dominion Access SA 72,599 236,386
*Grenergy Renovables SA 2,696 285,993
Grifols SA 208,531 2,390,615
Grupo Empresarial San Jose
SA 12,179 116,304
Iberdrola SA 525,534 12,486,071
Indra Sistemas SA 80,390 5,253,584
Industria de Diseno Textil SA 128,842 8,366,614
*Inmocemento SA 12,243 53,528
Laboratorios Farmaceuticos
Rovi SA 15,371 1,035,462
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 231,646 340,080
Logista Integral SA 42,188 1,795,957
Mapfre SA 764,419 3,899,711
Melia Hotels International SA 92,964 1,109,172
Miquel y Costas & Miquel SA 12,723 198,351
Naturgy Energy Group SA 74,428 2,479,934

207
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SPAIN — (Continued)
Ω*Neinor Homes SA 14,260 $ 259,884
*Nueva Expresion Textil SA 71,003 86,757
*Obrascon Huarte Lain SA 189,799 94,337
#*Oryzon Genomics SA 23,308 77,233
*Pharma Mar SA 831 75,580
Prim SA 5,801 89,103
*Promotora de Informaciones
SA, Class A 2,964 10,333
ΩProsegur Cash SA 115,528 88,924
Prosegur Cia de Seguridad SA 56,488 196,276
*Realia Business SA 55,988 65,383
Redeia Corp. SA 135,908 2,395,571
Repsol SA 598,697 18,171,348
Repsol SA, Sponsored ADR 21,009 642,665
Sacyr SA 322,496 1,743,924
*Solaria Energia y Medio
Ambiente SA 72,202 1,397,271
Ω#*Talgo SA 23,592 73,967
*Tecnicas Reunidas SA 36,190 1,177,533
Telefonica SA 1,895,813 7,817,516
Telefonica SA, Sponsored
ADR 50,984 209,034
#Tubacex SA 69,484 242,632
ΩUnicaja Banco SA 799,190 3,058,282
Vidrala SA 13,561 1,366,788
Viscofan SA 26,422 1,744,949
TOTAL SPAIN 246,235,019
SWEDEN — (1.7%)
#AAK AB 31,781 684,258
ΩAcadeMedia AB 76,575 801,068
#AddLife AB, Class B 54,882 929,657
Addnode Group AB, Class B 25,441 102,004
AddTech AB, Class B 65,986 2,397,353
AFRY AB 62,463 673,081
Alfa Laval AB 36,442 2,152,905
ΩAlimak Group AB 54,219 725,193
Alleima AB 160,605 1,902,344
Alligo AB, Class B 17,735 257,659
Altra Fastigheter AB 64,989 531,016
ΩAmbea AB, Class B 74,671 1,129,458
*Annehem Fastigheter AB,
Class B 32,316 54,538
AQ Group AB 29,300 629,612
Arjo AB, Class B 146,156 415,488
*Asmodee Group AB, Class B 72,304 1,124,729
Assa Abloy AB, Class B 59,057 2,185,852
Atlas Copco AB, Class A 351,395 7,407,289
Atlas Copco AB, Class B 129,371 2,384,685
Atrium Ljungberg AB, Class B 102,694 285,799
ΩAttendo AB 111,206 1,275,255
Avanza Bank Holding AB 62,435 2,561,536
Avarda Bank AB 23,013 453,023
Axfood AB 23,868 608,709
Beijer Alma AB, Class B 22,051 688,805
Beijer Ref AB, Class B 53,013 744,627
Bergman & Beving AB 17,458 501,414
#Betsson AB, Class B 192,186 1,855,380
#*Better Collective A/S 6,694 84,763
Shares Value
SWEDEN — (Continued)
*BHG Group AB 141,527 $ 286,763
Bilia AB, Class A 63,718 1,027,904
Billerud AB 156,276 1,244,147
ΩBioArctic AB, Class B 1,748 59,549
BioGaia AB, Class B 35,456 429,635
*BioInvent International AB 15,962 38,399
Bjorn Borg AB 9,075 61,737
Boliden AB 91,773 4,586,726
*Bonava AB, Class B 274,017 288,378
Ω*BoneSupport Holding AB 3,525 81,363
Ω#*Boozt AB 18,483 324,324
ΩBravida Holding AB 95,130 1,310,281
Bufab AB 81,015 1,143,042
*Bulten AB 10,275 61,176
Byggmax Group AB 51,355 278,307
#*Camurus AB 11,471 742,489
*Carasent AB 22,171 57,054
#Castellum AB 109,319 1,533,789
Catella AB 27,094 56,943
#Catena AB 12,511 517,226
Clas Ohlson AB, Class B 56,070 2,461,438
Cloetta AB, Class B 224,699 1,348,429
ΩCoor Service Management
Holding AB 79,916 395,727
Corem Property Group AB,
Class B 2,699 716
Corem Property Group AB,
Class D 3,408 81,806
*CTEK AB 5,485 8,084
CTT Systems AB 2,405 31,714
*Cynca Nordic AB 77,181 130,091
Dios Fastigheter AB 42,913 295,758
Ω*Dometic Group AB 9,762 24,333
Duni AB 6,429 53,171
Ω*Dustin Group AB 21,177 4,022
#Dynavox Group AB 52,770 397,158
Eastnine AB 37,636 185,221
Elanders AB, Class B 11,353 60,692
*Electrolux AB, Class B 616,068 1,793,313
Electrolux Professional AB,
Class B 119,596 594,219
Elekta AB, Class B 227,830 1,155,390
*Embracer Group AB, Class B 86,308 609,222
*Enad Global 7 AB 22,218 47,394
*Enea AB 16,680 103,157
Engcon AB, Class B 7,875 54,233
Ependion AB 11,310 184,706
Epiroc AB, Class A 71,666 1,833,718
Epiroc AB, Class B 38,078 832,607
EQT AB 7,465 253,293
Essity AB, Class A 4,520 131,715
Essity AB, Class B 136,219 3,958,061
Ω*Evolution AB 5,257 401,273
Ework Group AB 3,340 20,796
Fabege AB 61,803 483,929
Fagerhult Group AB 24,143 44,034
#*Fasadgruppen Group AB 12,018 26,644
*Fastighets AB Balder, Class B 91,152 498,374

208
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
Fastighets AB Trianon, Class
B 24,160 $ 46,218
*Fastighetsbolaget Emilshus
AB, Class B 8,778 47,755
FastPartner AB, Class A 19,506 87,000
FastPartner AB, Class D 3,778 28,315
Fenix Outdoor International AG 1,732 66,448
Getinge AB, Class B 116,362 2,895,633
Granges AB 81,485 1,530,620
H & M Hennes & Mauritz AB,
Class B 84,632 1,545,377
Hanza AB 11,022 155,278
Heba Fastighets AB, Class B 28,440 73,038
Hexagon AB, Class B 123,945 1,216,324
*Hexatronic Group AB 65,283 259,216
#Hexpol AB 155,064 1,441,738
HMS Networks AB 15,000 772,956
#Holmen AB, Class B 29,409 995,714
Hufvudstaden AB, Class A 35,102 445,950
Humana AB 34,611 228,563
*Humble Group AB 108,289 64,474
Husqvarna AB, Class A 12,326 49,872
Husqvarna AB, Class B 243,160 989,208
Indutrade AB 55,052 1,378,031
Instalco AB 202,452 795,802
*International Petroleum Corp. 78,158 1,772,892
*International Petroleum Corp. 2,124 47,845
#Invisio AB 15,485 337,294
#Inwido AB 43,125 777,516
#JM AB 102,558 1,323,364
John Mattson
Fastighetsforetagen AB 14,063 88,004
Kabe Group AB, Class B 737 14,524
*Karnell Group AB, Class B 4,032 37,869
*Karnov Group AB, Class B 41,510 305,451
#*K-Fast Holding AB, Class B 60,028 74,626
Klarabo Sverige AB, Class B 29,002 43,837
KNOW IT AB 7,967 77,332
Lagercrantz Group AB, Class
B 86,009 2,019,498
#Lifco AB, Class B 22,476 763,336
Lime Technologies AB 4,285 99,714
Lindab International AB 41,538 540,342
Logistea AB, Class B 120,234 167,874
Loomis AB, Class B 58,850 3,238,601
*Medcap AB 7,148 410,973
#Medicover AB, Class B 37,183 878,906
MEKO AB 25,464 205,127
Micro Systemation AB, Class B 1,217 11,481
Midsona AB, Class B 13,426 16,607
MIPS AB 4,530 199,149
*Modern Times Group MTG
AB, Class B 69,814 955,735
Momentum Group AB, Class B 17,590 261,453
*Morrow Bank AB 76,787 100,612
ΩMunters Group AB 78,410 1,389,024
Mycronic AB 87,218 2,868,869
NCAB Group AB 85,879 619,337
NCC AB, Class B 79,411 1,413,416
Shares Value
SWEDEN — (Continued)
Nederman Holding AB 2,508 $ 33,703
*Nelly Group AB 7,169 27,834
*Neobo Fastigheter AB 47,347 92,262
*Net Insight AB, Class B 97,523 22,592
#New Wave Group AB, Class
B 69,005 683,540
#Nibe Industrier AB, Class B 163,732 654,585
Nivika Fastigheter AB, Class B 13,938 54,496
#*Nobia AB 58,828 90,511
Nolato AB, Class B 153,379 784,580
Nordnet AB publ. 29,358 1,123,236
*Norion Bank AB 48,411 297,367
*Note AB 11,345 171,245
NP3 Fastigheter AB 13,768 382,445
*Octave Intelligence PLC 12,394 221,767
OEM International AB, Class B 40,740 750,743
*Orexo AB 8,005 12,335
*Orron Energy AB 117,392 88,967
*Ovzon AB 5,634 22,146
Peab AB, Class B 113,050 1,116,280
Platzer Fastigheter Holding
AB, Class B 25,483 196,331
Prevas AB, Class B 1,675 12,361
*Pricer AB, Class B 50,502 24,219
Proact IT Group AB 20,238 261,779
Ratos AB, Class B 186,714 704,190
#RaySearch Laboratories AB,
Class B 16,035 301,203
Rejlers AB, Class B 7,112 117,639
Rusta AB 28,304 261,827
Rvrc Holding AB 69,495 442,175
Saab AB, Class B 73,788 4,624,512
Sagax AB, Class B 6,214 108,973
*Salix Group AB 12,761 81,194
#*Samhallsbyggnadsbolaget i
Norden AB 382,438 131,608
*Samhallsbyggnadsbolaget i
Norden AB, Class D 73,597 47,368
Sandvik AB 134,306 5,011,838
Scandi Standard AB 34,339 514,725
ΩScandic Hotels Group AB 262,973 2,333,403
*Sdiptech AB, Class B 14,478 366,958
Sectra AB, Class B 48,420 1,356,166
Securitas AB, Class B 119,477 1,916,141
*Sedana Medical AB 44,957 46,182
*Sensys Gatso Group AB 4,901 20,960
Ω*Sinch AB 607,276 2,549,413
#*Sivers Semiconductors AB 34,923 112,530
Skandinaviska Enskilda
Banken AB, Class A 226,933 5,311,755
Skandinaviska Enskilda
Banken AB, Class C 1,689 40,189
Skanska AB, Class B 83,906 2,345,674
SKF AB, Class A 5,812 157,484
SKF AB, Class B 105,500 2,850,933
SkiStar AB 28,530 498,228
*Smartcraft Group AB 5,706 9,414
Softronic AB, Class B 21,235 49,860
Solid Forsakring AB 9,558 106,601

209
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
SSAB AB, Class A 104,409 $ 1,095,528
SSAB AB, Class B 325,651 3,415,239
*Stendorren Fastigheter AB,
Class B 6,547 125,175
Stenhus Fastigheter I Norden
AB 48,476 62,704
*Stillfront Group AB 218,383 151,655
Storskogen Group AB, Class B 930,829 1,042,548
Svedbergs Group AB, Class B 8,851 53,440
Svenska Cellulosa AB SCA,
Class A 5,089 57,611
Svenska Cellulosa AB SCA,
Class B 140,315 1,592,149
Svenska Handelsbanken AB,
Class A 147,577 2,253,102
#Svenska Handelsbanken AB,
Class B 2,965 72,353
Sweco AB, Class B 96,715 1,359,484
Swedbank AB, Class A 109,249 4,363,089
*Swedish Logistic Property AB,
Class B 67,862 261,774
#*Swedish Orphan Biovitrum
AB, Class A 29,970 1,478,394
Synsam AB 93,230 553,126
Systemair AB 49,209 430,708
Tele2 AB, Class B 246,418 4,265,821
Telefonaktiebolaget LM
Ericsson, Class A 14,280 140,854
Telefonaktiebolaget LM
Ericsson, Class B 861,259 8,469,950
Telia Co. AB 1,048,910 4,857,531
ΩThule Group AB 35,720 819,238
Trelleborg AB, Class B 66,115 2,928,742
#Troax Group AB 19,542 288,009
VBG Group AB, Class B 13,037 446,182
Vitrolife AB 5,538 49,981
Volati AB 12,761 32,839
Volvo AB, Class A 53,779 2,058,710
Volvo AB, Class B 537,960 20,542,854
#*Volvo Car AB, Class B 37,529 79,306
Wallenstam AB, Class B 94,684 410,893
Wihlborgs Fastigheter AB 91,380 740,906
TOTAL SWEDEN 208,399,670
SWITZERLAND — (4.8%)
ABB, Ltd., Registered 234,204 23,019,470
Accelleron Industries AG 60,382 5,437,029
Accelleron Industries AG, ADR 171 15,571
Adecco Group AG 16,391 455,840
*AEVIS VICTORIA SA 795 12,676
#Alcon AG 116,867 8,056,811
Allreal Holding AG, Registered 14,404 3,765,461
ALSO Holding AG, Registered 4,431 1,055,926
*Amrize, Ltd. 118,132 5,793,805
*Amrize, Ltd. 135,525 6,628,528
*ams-OSRAM AG 84,999 1,675,711
APG SGA SA 917 226,119
*Arbonia AG 4,636 22,004
*Aryzta AG 21,262 1,392,851
Shares Value
SWITZERLAND — (Continued)
Ascom Holding AG, Registered 35,036 $ 221,289
Autoneum Holding AG 2,695 435,038
*Avolta AG 79,363 4,741,867
Banque Cantonale de Geneve,
Class BR 13,889 557,929
#Banque Cantonale Vaudoise,
Registered 22,864 3,589,059
#Barry Callebaut AG,
Registered 2,619 3,648,245
*Basilea Pharmaceutica Ag
Allschwil, Registered 9,280 595,306
Belimo Holding AG, Class R 4,034 4,188,320
Bell Food Group AG 513 115,275
Berner Kantonalbank AG,
Registered 3,423 1,631,007
BKW AG 8,519 1,409,918
Bossard Holding AG,
Registered, Class A 4,791 1,338,318
Bucher Industries AG,
Registered 5,312 2,074,769
Burckhardt Compression
Holding AG 2,899 1,730,693
Burkhalter Holding AG 4,056 685,818
Bystronic AG 177 30,454
*Carlo Gavazzi Holding AG,
Registered 216 41,782
Cembra Money Bank AG 22,848 2,535,999
Cham Swiss Properties AG 2,487 73,775
Chocoladefabriken Lindt &
Spruengli AG 18 2,115,815
Chocoladefabriken Lindt &
Spruengli AG, Class PC 93 1,071,331
#*Cicor Technologies, Ltd.,
Registered 1,860 269,902
Cie Financiere Richemont SA,
Registered 51,068 12,049,788
Cie Financiere Tradition SA,
Class BR 1,156 422,936
*Clariant AG, Registered 178,625 2,020,170
#Coltene Holding AG,
Registered 1,315 79,480
Cosmo NV 6,425 476,485
CPH Group AG 245 17,564
Daetwyler Holding AG, Class
BR 6,012 1,021,011
DKSH Holding AG 30,123 2,494,581
#*DocMorris AG 33,675 408,737
dormakaba Holding AG 21,392 1,536,216
*EFG International AG 87,500 1,739,077
Emmi AG, Registered 1,278 1,371,119
EMS-Chemie Holding AG 2,156 2,178,518
#*Feintool International
Holding AG, Registered 3,218 39,059
Flughafen Zurich AG,
Registered 15,078 4,416,891
Forbo Holding AG, Registered 529 596,314
*Galderma Group AG 18,146 3,941,857
ΩGalenica AG 36,387 3,865,599
Geberit AG, Registered 10,757 7,076,046

210
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWITZERLAND — (Continued)
#Georg Fischer AG,
Registered 80,482 $ 5,147,943
Givaudan SA, Registered 1,656 6,611,310
Glarner Kantonalbank 1,098 34,200
*Gurit Holding AG, Class BR 1,522 52,298
Helvetia Baloise Holding AG,
Registered 65,699 17,605,269
Hiag Immobilien Holding AG 2,190 357,308
*Holcim AG 124,829 11,315,690
Huber + Suhner AG,
Registered 11,637 2,724,242
Hypothekarbank Lenzburg AG,
Class R 9 46,499
Implenia AG, Registered 12,928 1,022,671
Inficon Holding AG, Registered 9,820 1,973,589
Interroll Holding AG, Class R 612 1,022,711
Intershop Holding AG 2,769 589,360
Investis Holding SA 551 103,519
IVF Hartmann Holding AG,
Registered 150 23,639
Julius Baer Group, Ltd.,
Registered 112,497 9,855,741
Jungfraubahn Holding AG,
Registered 4,177 1,344,921
Kardex Holding AG,
Registered 5,224 1,536,755
*Komax Holding AG, Class R 715 46,132
Kuehne + Nagel International
AG, Class R 12,445 3,164,126
*Landis+Gyr Group AG 39,551 2,231,634
Lastminute.com NV 1,967 31,728
Liechtensteinische
Landesbank AG 9,171 1,280,913
#Logitech International SA,
Class R 71,143 7,290,735
Logitech International SA,
Class R 51 5,174
Lonza Group AG, Registered 11,760 8,171,895
Luzerner Kantonalbank AG,
Registered 12,269 1,689,348
ΩMedacta Group SA 4,336 707,437
ΩMedmix AG 4,059 44,350
Meier Tobler Group AG 2,661 111,170
#*Metall Zug AG, Registered 63 61,594
Mikron Holding AG, Registered 5,449 114,496
Mobilezone Holding AG,
Registered 30,257 534,794
Mobimo Holding AG,
Registered 6,808 2,940,975
Ω#*Montana Aerospace AG 25,881 774,143
Naturenergie Holding AG 4,187 161,466
Nestle SA, Registered 481,864 48,248,937
#Novartis AG, Class B,
Sponsored ADR 518,086 80,899,129
#Novartis AG, Registered 8,087 1,265,452
*Novavest Real Estate AG,
Class B 1,254 61,844
OC Oerlikon Corp. AG
Pfaeffikon 123,374 723,577
Shares Value
SWITZERLAND — (Continued)
Orell Fuessli AG, Registered 152 $ 26,396
Partners Group Holding AG 6,053 5,027,645
Phoenix Mecano AG,
Registered 316 164,825
Plazza AG, Registered, Class
A 467 250,514
Ω*PolyPeptide Group AG 7,633 413,232
PSP Swiss Property AG,
Registered 22,808 4,115,899
#*Rieter Holding AG,
Registered 18,070 67,898
Roche Holding AG 106,280 46,450,291
Roche Holding AG, Class BR 4,537 2,010,961
Romande Energie Holding SA,
Registered 1,447 88,711
Sandoz Group AG 156,757 12,741,290
Sandoz Group AG, ADR 55,346 4,509,592
Schindler Holding AG, Class
PC 1,500 472,035
#Schindler Holding AG,
Registered 5,910 1,807,954
Schweiter Technologies AG,
Registered 292 125,960
Schweizerische Nationalbank,
Registered 7 26,389
SFS Group AG 14,137 2,306,513
SGS SA, Registered 58,864 6,968,659
*Siegfried Holding AG,
Registered 33,010 3,090,671
*SIG Group AG 231,010 4,194,471
Sika AG, Registered 22,527 5,063,389
*Softwareone Holding AG 18,719 203,374
*Softwareone Holding AG 10,747 117,167
Sonova Holding AG 14,610 3,972,808
St. Galler Kantonalbank AG,
Registered 2,209 1,774,736
#Stadler Rail AG 38,565 1,166,889
Straumann Holding AG, Class
R 37,362 4,612,467
Sulzer AG, Registered 13,491 2,441,237
#*Sunrise Communications AG 48,106 2,537,747
Swatch Group AG (The), Class
BR 22,499 5,013,991
Swatch Group AG (The),
Registered 31,632 1,411,427
Swiss Life Holding AG,
Registered 11,119 13,122,083
Swiss Prime Site AG,
Registered 62,662 10,208,085
Swiss Re AG, Registered 103,113 17,186,562
Swisscom AG, Registered 12,899 9,916,789
Swissquote Group Holding SA,
Registered 75,355 3,900,707
Tecan Group AG, Class R 2,750 632,563
#Temenos AG, Registered 23,982 1,984,543
Thurgauer Kantonalbank 112 22,703
TX Group AG 2,422 413,720
#UBS Group AG 365,732 19,288,706
UBS Group AG 804 42,284

211
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWITZERLAND — (Continued)
Valiant Holding AG 13,073 $ 2,553,036
ΩVAT Group AG 7,495 5,576,899
Vaudoise Assurances Holding
SA 754 748,362
#Vetropack Holding AG, Class
A 9,136 213,649
Vontobel Holding AG, Class R 23,150 2,469,371
VP Bank AG, Class A 1,741 206,153
V-ZUG Holding AG 991 52,303
Walliser Kantonalbank,
Registered 1,020 204,240
Warteck Invest AG, Registered 82 197,132
Ypsomed Holding AG,
Registered 1,980 942,706
Zehnder Group AG,
Registered 7,250 606,668
Zug Estates Holding AG, Class
B 101 277,140
Zuger Kantonalbank, Class BR 51 658,736
Zurich Insurance Group AG 17,929 13,646,472
TOTAL SWITZERLAND 586,586,623
TAIWAN — (9.3%)
#104 Corp. 13,000 81,655
91APP, Inc. 58,000 99,242
Aaeon Technology, Inc. 11,546 55,017
ABC Taiwan Electronics Corp. 43,910 52,647
#Ability Enterprise Co., Ltd. 201,361 398,124
#*Ability Opto-Electronics
Technology Co., Ltd. 56,701 301,760
#AcBel Polytech, Inc. 648,549 850,846
Accton Technology Corp. 151,929 9,989,453
Acer Cyber Security, Inc. 8,868 44,177
Acer E-Enabling Service
Business, Inc. 10,000 66,988
#Acer, Inc. 2,256,521 2,014,315
ACES Electronic Co., Ltd. 136,717 334,189
*Acme Electronics Corp. 64,336 55,838
*Acon Holding, Inc. 164,536 25,964
#Acter Group Corp., Ltd. 72,700 2,080,742
#Action Electronics Co., Ltd. 170,000 63,647
#Actron Technology Corp. 45,000 189,362
#ADATA Technology Co., Ltd. 252,573 3,114,278
Addcn Technology Co., Ltd. 25,314 113,572
#*Adimmune Corp. 187,000 95,759
Adlink Technology, Inc. 73,000 255,237
Advanced Ceramic X Corp. 15,567 106,448
Advanced Energy Solution
Holding Co., Ltd. 17,000 481,822
#Advanced International
Multitech Co., Ltd. 94,000 157,059
#*Advanced Optoelectronic
Technology, Inc. 77,000 39,907
#Advanced Power Electronics
Corp. 53,000 268,124
Advanced Wireless
Semiconductor Co. 108,000 367,586
#Advancetek Enterprise Co.,
Ltd. 244,532 216,393
Advantech Co., Ltd. 274,838 4,787,704
Shares Value
TAIWAN — (Continued)
#Aero Win Technology Corp. 10,000 $ 11,093
Aerospace Industrial
Development Corp. 258,000 494,143
#AIC, Inc. 13,000 179,801
Airoha Technology Corp. 20,000 321,792
Airtac International Group 64,202 2,632,125
Alchip Technologies, Ltd. 35,000 3,313,840
#Alexander Marine Co., Ltd. 25,163 118,344
*Algoltek, Inc. 12,000 17,395
*ALI Corp. 33,400 22,271
All Ring Tech Co., Ltd. 32,000 919,830
Allied Circuit Co., Ltd. 10,784 90,926
#Allied Supreme Corp. 31,000 205,746
#Allis Electric Co., Ltd. 170,402 514,597
#Alltek Technology Corp. 110,128 190,140
#Alltop Technology Co., Ltd. 28,001 259,918
#*Alpha Networks, Inc. 136,000 115,511
#Altek Corp. 261,206 309,545
#Amazing Microelectronic
Corp. 47,106 107,857
AMPACS Corp. 55,000 50,798
*Ampire Co., Ltd. 64,000 51,091
Ample Electronic Technology
Co., Ltd. 12,600 83,041
#AMPOC Far-East Co., Ltd. 57,616 324,457
#AmTRAN Technology Co.,
Ltd. 456,205 376,889
*Amulaire Thermal
Technology, Inc. 66,000 63,511
#Anderson Industrial Corp. 145,000 77,393
#*Andes Technology Corp. 34,000 233,547
Anji Technology Co., Ltd. 81,199 89,819
#Anpec Electronics Corp. 35,000 286,983
Aopen, Inc. 25,000 40,069
Apacer Technology, Inc. 61,501 424,355
APAQ Technology Co., Ltd. 30,000 195,396
Apex Biotechnology Corp. 51,226 49,611
#*Apex International Co., Ltd. 175,544 158,603
Apex Science & Engineering 78,986 25,784
ARBOR Technology Corp. 18,000 27,847
Arcadyan Technology Corp. 138,566 739,585
Ardentec Corp. 401,120 2,196,796
Ares International Corp. 29,000 43,160
#Argosy Research, Inc. 52,025 227,777
Arizon RFID Technology
Cayman Co., Ltd. 17,000 70,222
ASE Technology Holding Co.,
Ltd. 1,108,796 19,040,867
#ASE Technology Holding Co.,
Ltd., ADR 79,484 2,795,452
Asia Electronic Material Co.,
Ltd. 33,000 51,870
#Asia Metal Industries, Inc. 12,000 113,617
#Asia Optical Co., Inc. 185,000 732,696
Asia Polymer Corp. 53,000 20,581
Asia Tech Image, Inc. 33,000 68,616
Asia Vital Components Co.,
Ltd. 187,946 13,491,591
#ASIX Electronics Corp. 30,000 91,432

212
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#ASMedia Technology, Inc. 29,364 $ 1,194,767
#ASolid Technology Co., Ltd. 43,000 76,237
ASPEED Technology, Inc. 12,760 5,734,676
#ASROCK, Inc. 36,000 216,653
Asustek Computer, Inc. 222,502 5,576,491
#*ATE Energy International
Co., Ltd. 98,662 74,029
Aten International Co., Ltd. 64,000 158,817
*ATW Technology, Inc. 12,000 19,233
#AUO Corp. 3,381,984 2,532,381
#AURAS Technology Co., Ltd. 101,000 2,818,837
Aurora Corp. 24,100 40,267
Aurotek Corp. 17,000 45,500
#Avalue Technology, Inc. 38,000 153,439
AVer Information, Inc. 23,000 27,932
Avermedia Technologies 86,000 104,576
Axiomtek Co., Ltd. 57,483 209,876
#Azurewave Technologies,
Inc. 87,000 142,941
#Bafang Yunji International
Co., Ltd. 25,000 140,397
Bank of Kaohsiung Co., Ltd. 543,628 203,531
#Baotek Industrial Materials,
Ltd. 65,000 123,085
Basso Industry Corp. 80,000 83,542
#BenQ Materials Corp. 117,000 82,178
#*BES Engineering Corp. 1,591,513 583,540
Best Precision Industrial Co.,
Ltd. 14,000 42,928
*Billion Electric Co., Ltd. 63,000 35,770
#*Bin Chuan Enterprise Co.,
Ltd. 66,000 80,971
B'in Live Co., Ltd. 24,000 55,398
Bionet Corp. 21,000 37,102
*Bionime Corp. 30,123 52,195
#*Biostar Microtech
International Corp. 129,000 132,117
#Bioteque Corp. 36,000 126,427
#Bizlink Holding, Inc. 84,995 5,522,742
Bon Fame Co., Ltd. 5,000 8,138
#Bora Pharmaceuticals Co.,
Ltd. 53,456 632,659
#Brave C&H Supply Co., Ltd. 21,000 89,669
#Bright Led Electronics Corp. 50,000 32,489
#Brightek Optoelectronic Co.,
Ltd. 50,000 47,418
Brighton-Best International
Taiwan, Inc. 248,423 284,404
Brillian Network & Automation
Integrated System Co., Ltd. 16,000 159,658
#*Brogent Technologies, Inc. 35,859 103,630
C Sun Manufacturing, Ltd. 83,003 1,228,904
#*Calin Technology Co., Ltd. 69,000 79,634
Calitech Co., Ltd. 13,000 26,347
*Cameo Communications, Inc. 178,000 52,047
#Capital Futures Corp. 83,962 151,459
*Capital Securities Corp. 1,437,000 1,520,635
*Career Technology MFG.
Co., Ltd. 367,243 159,651
Shares Value
TAIWAN — (Continued)
Castles Technology Co., Ltd. 22,875 $ 36,522
Caswell, Inc. 36,000 97,020
Cathay Chemical Works 35,000 49,924
Cathay Consolidated, Inc. 34,000 101,940
Cathay Financial Holding Co.,
Ltd. 2,123,053 6,667,591
Cathay Real Estate
Development Co., Ltd. 402,300 273,851
*CCP Contact Probes Co., Ltd. 83,786 287,764
#*Celxpert Energy Corp. 93,465 79,962
Cenra, Inc. 61,000 61,908
#Central Reinsurance Co., Ltd. 301,077 321,395
#Century Iron & Steel
Industrial Co., Ltd. 38,000 122,869
Chain Chon Industrial Co., Ltd. 96,612 32,733
*ChainQui Construction
Development Co., Ltd. 58,990 23,728
Chaintech Technology Corp. 54,000 78,446
Champion Building Materials
Co., Ltd. 67,573 16,789
#Champion Microelectronic
Corp. 30,000 46,876
Chang Hwa Commercial Bank,
Ltd. 3,447,686 2,688,254
Chang Wah Technology Co.,
Ltd. 194,000 390,173
*Changs Ascending Enterprise
Co., Ltd. 10,000 9,762
#Channel Well Technology
Co., Ltd. 165,000 268,542
Chant Sincere Co., Ltd. 37,000 62,394
#Charoen Pokphand
Enterprise 143,012 460,201
CHC Healthcare Group 50,000 40,301
CHC Resources Corp. 63,900 124,957
#Chen Full International Co.,
Ltd. 57,000 120,811
Chenbro Micom Co., Ltd. 37,000 1,196,355
*Cheng Fwa Industrial Co.,
Ltd. 53,000 38,948
Cheng Loong Corp. 540,360 350,275
#*Cheng Mei Materials
Technology Corp. 224,176 133,178
Cheng Shin Rubber Industry
Co., Ltd. 1,350,341 1,272,251
#Cheng Uei Precision Industry
Co., Ltd. 129,050 134,165
#Chenming Electronic
Technology Corp. 95,000 226,043
Chia Chang Co., Ltd. 59,000 63,164
Chialin Precision Industrial
Co., Ltd. 13,000 26,870
#Chicony Electronics Co., Ltd. 361,400 1,185,321
#Chicony Power Technology
Co., Ltd. 98,807 233,879
#Chief Telecom, Inc. 25,700 262,813
Chien Shing Harbour Service
Co., Ltd. 22,000 27,671

213
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
*Chien Shing Stainless Steel
Co., Ltd. 46,878 $ 17,623
*Chime Ball Technology Co.,
Ltd. 25,000 38,677
#China Airlines, Ltd. 2,459,019 1,704,323
China Bills Finance Corp. 557,000 288,677
China Ecotek Corp. 18,000 25,508
#China Fineblanking
Technology Co., Ltd. 29,936 17,229
#China General Plastics Corp. 284,108 97,577
China Glaze Co., Ltd. 96,000 95,647
*China Man-Made Fiber Corp. 881,000 237,976
#China Metal Products 212,290 140,239
China Motor Corp. 199,000 326,956
China Steel Chemical Corp. 123,000 309,412
#China Steel Corp. 5,726,882 3,357,914
China Steel Structure Co., Ltd. 40,000 50,620
China Wire & Cable Co., Ltd. 67,160 60,263
#Chinese Maritime Transport,
Ltd. 69,570 109,998
Ching Feng Home Fashions
Co., Ltd. 99,333 60,395
Chin-Poon Industrial Co., Ltd. 524,126 594,363
#Chipbond Technology Corp. 520,000 2,091,649
#ChipMOS Technologies, Inc. 365,096 820,136
ChipMOS Technologies, Inc.,
ADR 5,791 274,493
Chlitina Holding, Ltd. 17,995 53,508
#Chong Hong Development
Co., Ltd. 143,944 345,619
Chroma ATE, Inc. 81,560 5,299,545
Chun YU Works & Co., Ltd. 18,900 9,269
Chun Yuan Steel Industry Co.,
Ltd. 329,570 215,675
*Chung Hung Steel Corp. 659,212 338,591
Chung Hwa Food Industrial
Co., Ltd. 12,260 26,137
#*Chung Hwa Pulp Corp. 269,629 105,536
Chung Lien Co., Ltd. 4,000 3,744
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 357,000 1,695,582
*Chunghwa Chemical
Synthesis & Biotech Co., Ltd. 21,000 21,183
Chunghwa Precision Test
Tech Co., Ltd. 8,000 617,593
Chunghwa Telecom Co., Ltd. 274,727 1,185,817
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 9,263 394,696
#Cleanaway Co., Ltd. 684,000 523,810
C-Media Electronics, Inc. 41,000 41,610
Collins Co., Ltd. 90,000 36,202
Compal Electronics, Inc. 2,835,747 3,158,727
Compeq Manufacturing Co.,
Ltd. 973,697 5,091,581
Complex Micro Interconnection
Co., Ltd. 44,000 42,545
#Concord International
Securities Co., Ltd. 255,777 241,381
Shares Value
TAIWAN — (Continued)
#Concord Securities Co., Ltd. 453,189 $ 288,861
#Continental Holdings Corp. 282,200 179,873
Contrel Technology Co., Ltd. 59,000 167,768
Coremax Corp. 72,172 169,717
#Coretronic Corp. 242,000 551,855
Co-Tech Development Corp. 499,253 4,603,403
*Coxon Precise Industrial Co.,
Ltd. 93,000 40,574
#Crowell Development Corp. 154,100 92,501
*Cryomax Cooling System
Corp. 39,000 28,780
CS Group Investment Holding,
Ltd. 67,000 37,005
CTBC Financial Holding Co.,
Ltd. 7,175,654 14,409,479
CTCI Advanced Systems, Inc. 11,000 53,096
#CTCI Corp. 459,266 500,917
*Cub Elecparts, Inc. 10,000 29,611
#CviLux Corp. 61,760 139,690
Cyberlink Corp. 38,000 75,485
CyberPower Systems, Inc. 39,250 262,322
#*CyberTAN Technology, Inc. 261,424 156,115
Cystech Electronics Corp. 19,239 70,839
#DA CIN Construction Co.,
Ltd. 144,400 394,074
Dafeng TV, Ltd. 23,000 30,316
Dah San Electric Wire & Cable
Co., Ltd. 16,160 21,001
#Da-Li Development Co., Ltd. 210,920 308,689
Darfon Electronics Corp. 158,000 149,596
Davicom Semiconductor, Inc. 51,000 54,994
#Daxin Materials Corp. 39,100 376,857
De Licacy Industrial Co., Ltd. 140,730 45,068
#Delpha Construction Co., Ltd. 103,000 63,421
Delta Electronics, Inc. 185,699 9,423,137
#Depo Auto Parts Ind Co., Ltd. 72,000 298,524
Desiccant Technology Corp. 27,500 132,739
DFI, Inc. 35,000 58,155
#Dimerco Data System Corp. 51,500 148,673
Dimerco Express Corp. 84,878 206,161
DingZing Advanced Materials,
Inc. 11,000 38,631
#*D-Link Corp. 455,897 299,756
DONPON PRECISION, Inc. 54,300 86,526
Dr Wu Skincare Co., Ltd. 9,000 25,230
Draytek Corp. 49,000 32,976
Drewloong Precision, Inc. 16,758 74,407
*Dyaco International, Inc. 34,879 21,692
Dynamic Holding Co., Ltd. 219,603 678,806
#Dynapack International
Technology Corp. 90,000 813,144
#E Ink Holdings, Inc. 515,000 3,011,696
E.Sun Financial Holding Co.,
Ltd. 5,436,350 6,501,282
#Eastech Holding, Ltd. 32,000 71,784
Eastern Media International
Corp. 242,399 136,129
*Easywell Biomedical, Inc. 36,688 37,121
Eclat Textile Co., Ltd. 156,143 1,671,632

214
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
eCloudvalley Digital
Technology Co., Ltd. 21,000 $ 36,842
#ECOVE Environment Corp. 29,000 242,721
Edimax Technology Co., Ltd. 131,313 56,070
*Edison Opto Corp. 64,000 39,308
Edom Technology Co., Ltd. 141,578 202,605
eGalax_eMPIA Technology,
Inc. 36,559 65,949
#*Egis Technology, Inc. 68,000 197,147
#*EirGenix, Inc. 143,000 198,445
#Elan Microelectronics Corp. 276,600 1,292,323
#E-Lead Electronic Co., Ltd. 68,227 96,581
E-LIFE MALL Corp. 48,000 76,933
#Elite Advanced Laser Corp. 75,723 871,591
Elite Material Co., Ltd. 65,162 9,566,932
Elite Semiconductor
Microelectronics Technology,
Inc. 115,000 640,490
*Elitegroup Computer Systems
Co., Ltd. 241,087 137,257
eMemory Technology, Inc. 19,000 1,455,026
Emerging Display
Technologies Corp. 82,000 52,774
Ennoconn Corp. 81,893 1,026,228
EnTie Commercial Bank Co.,
Ltd. 334,000 159,151
*EOI Investment Holdings Co.,
Ltd. 217,702 148,866
#*Epileds Technologies, Inc. 53,000 42,637
*Eris Technology Corp. 9,687 64,892
#Eson Precision Ind Co., Ltd. 85,000 202,512
Eternal Materials Co., Ltd. 679,354 1,259,114
Eurocharm Holdings Co., Ltd. 28,000 158,545
#EVA Airways Corp. 2,241,132 3,002,600
#Ever Ohms Technology Co.,
Ltd. 22,000 54,321
Ever Supreme Bio Technology
Co., Ltd. 34,238 154,139
*Everest Textile Co., Ltd. 340,794 70,649
#Evergreen Aviation
Technologies Corp. 96,000 543,581
Evergreen International
Storage & Transport Corp. 215,500 314,392
#Evergreen Marine Corp.
Taiwan, Ltd. 548,000 3,459,018
#EVERGREEN Steel Corp.,
Preference 149,000 401,095
#*Everlight Chemical Industrial
Corp. 352,155 346,500
#*Everlight Electronics Co.,
Ltd. 273,225 528,375
Evertop Wire Cable Corp. 24,000 13,775
Excel Cell Electronic Co., Ltd. 32,000 34,902
Excelliance Mos Corp. 17,000 54,705
#Excelsior Medical Co., Ltd. 99,619 218,232
#EZconn Corp. 4,000 142,950
*Falcon Machine Tools Co.,
Ltd. 51,000 26,747
Shares Value
TAIWAN — (Continued)
Far Eastern Department
Stores, Ltd. 701,249 $ 480,605
#Far Eastern International
Bank 2,607,949 1,089,369
Far Eastern New Century
Corp. 2,059,625 1,730,215
Far EasTone
Telecommunications Co., Ltd. 1,170,907 3,804,116
Faraday Technology Corp. 155,548 719,528
#Farglory F T Z Investment
Holding Co., Ltd. 109,377 162,277
#Farglory Land Development
Co., Ltd. 212,575 426,873
FDC International Hotels Corp. 21,000 25,081
Feature Integration
Technology, Inc. 11,000 26,582
#*Federal Corp. 220,567 132,058
Feedback Technology Corp. 32,401 211,034
*Feei Cherng Develop
Technology Co., Ltd. 56,000 17,674
Feng Hsin Steel Co., Ltd. 340,000 685,912
#Feng TAY Enterprise Co.,
Ltd. 72,492 153,422
FIC Global, Inc. 64,000 71,289
FineTek Co., Ltd. 19,971 56,541
Firich Enterprises Co., Ltd. 170,000 117,562
#First Copper Technology Co.,
Ltd. 159,000 172,682
First Financial Holding Co.,
Ltd. 4,970,376 5,651,824
#First Hi-Tec Enterprise Co.,
Ltd. 8,000 49,383
First Insurance Co., Ltd. (The) 168,000 140,351
*First Steamship Co., Ltd. 495,553 94,452
#*FIT Holding Co., Ltd. 128,000 71,289
#*Fittech Co., Ltd. 47,293 141,942
#*FLEXium Interconnect, Inc. 228,515 347,874
#Flytech Technology Co., Ltd. 93,312 360,902
#FocalTech Systems Co., Ltd. 159,000 240,820
#Forcecon Tech Co., Ltd. 70,219 161,213
Forcelead Technology Corp. 8,000 42,823
*Forest Water Environment
Engineering Co., Ltd. 33,171 41,824
#Formosa Advanced
Technologies Co., Ltd. 115,000 199,975
Formosa International Hotels
Corp. 58,246 320,795
#Formosa Laboratories, Inc. 82,108 128,806
Formosa Oilseed Processing
Co., Ltd. 59,210 47,267
Formosa Optical Technology
Co., Ltd. 20,000 54,952
Formosa Petrochemical Corp. 156,000 341,743
*Formosa Pharmaceuticals,
Inc. 17,000 12,335
#Formosa Plastics Corp. 1,489,000 2,533,958
#Formosa Sumco Technology
Corp. 44,000 369,628

215
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Formosan Union Chemical
Corp. 227,304 $ 162,466
#Fortune Electric Co., Ltd. 52,250 1,139,771
*Forward Electronics Co., Ltd.,
Class A 39,000 13,395
Fositek Corp. 8,000 334,169
Founding Construction &
Development Co., Ltd. 120,208 53,002
#Foxsemicon Integrated
Technology, Inc. 70,845 653,232
Foxwell Power Co., Ltd. 4,000 4,542
Franbo Lines Corp. 140,663 72,902
Froch Enterprise Co., Ltd. 138,000 71,948
#Fu Chun Shin Machinery
Manufacture Co., Ltd. 83,910 67,893
Fu Hua Innovation Co., Ltd. 330,926 143,351
Fubon Financial Holding Co.,
Ltd. 1,746,294 7,024,296
#Fulgent Sun International
Holding Co., Ltd. 129,601 292,333
#*Fulltech Fiber Glass Corp. 371,561 762,229
#Fusheng Precision Co., Ltd. 83,000 652,310
Fwusow Industry Co., Ltd. 187,109 66,000
#G Shank Enterprise Co., Ltd. 108,713 381,785
#Gallant Precision Machining
Co., Ltd. 81,000 215,539
#Gamania Digital
Entertainment Co., Ltd. 104,000 134,992
*GCS Holdings, Inc. 28,138 307,334
GEM Services, Inc. 42,200 160,605
#Gemtek Technology Corp. 879,348 840,739
#*General Interface Solution
GIS Holding, Ltd. 166,000 281,983
*General Plastic Industrial Co.,
Ltd. 42,114 26,387
Generalplus Technology, Inc. 44,000 64,396
#Genesys Logic, Inc. 39,000 110,536
Genius Electronic Optical Co.,
Ltd. 79,646 1,185,362
GeoVision, Inc. 51,130 91,284
#Getac Holdings Corp. 368,000 1,298,060
GFC, Ltd. 21,000 79,922
Giant Manufacturing Co., Ltd. 61,159 159,904
#*Giantplus Technology Co.,
Ltd. 205,000 99,903
#Gigabyte Technology Co.,
Ltd. 354,000 3,685,789
*Gigasolar Materials Corp. 30,423 97,899
#*Gigastorage Corp. 240,060 231,377
Ginar Technology Co., Ltd. 22,000 23,246
#Global Brands Manufacture,
Ltd. 308,772 779,597
#Global Mixed Mode
Technology, Inc. 44,000 334,911
Global PMX Co., Ltd. 45,000 226,956
#Global Unichip Corp. 34,000 4,002,909
#Globalwafers Co., Ltd. 111,000 2,936,508
Globe Union Industrial Corp. 165,480 53,762
Shares Value
TAIWAN — (Continued)
#Gloria Material Technology
Corp. 353,636 $ 347,957
*GlycoNex, Inc. 53,745 37,001
*GMI Technology, Inc. 38,187 50,925
Gold Circuit Electronics, Ltd. 242,900 5,959,952
*Gold Rain Enterprises Corp. 27,000 27,151
#Goldsun Building Materials
Co., Ltd. 678,788 655,286
Good Finance Securities Co.,
Ltd. 23,000 24,267
Good Will Instrument Co., Ltd. 29,000 64,965
#Gordon Auto Body Parts 112,000 91,315
*Gourmet Master Co., Ltd. 74,026 144,758
#Grand Fortune Securities
Co., Ltd. 230,476 100,551
#*Grand Pacific Petrochemical 972,000 339,850
Grand Process Technology
Corp. 8,000 586,652
GrandTech CG Systems, Inc. 27,890 36,590
Grape King Bio, Ltd. 22,000 60,788
Great Tree Pharmacy Co., Ltd. 27,558 66,680
#Great Wall Enterprise Co.,
Ltd. 528,614 915,944
#Greatek Electronics, Inc. 244,000 758,749
#Green World FinTech Service
Co., Ltd. 66,000 83,217
#Group Up Industrial Co., Ltd. 28,000 293,697
GTM Holdings Corp. 82,350 80,773
Gudeng Precision Industrial
Co., Ltd. 35,344 436,346
*Hai Kwang Enterprise Corp. 74,358 28,069
*HannsTouch Holdings Co. 346,941 107,349
*Harvatek Corp. 103,239 68,360
Heran Co., Ltd. 26,600 45,103
#Hey Song Corp. 202,500 211,466
Hi-Clearance, Inc. 25,444 102,346
Highlight Tech Corp. 41,400 104,400
*<High-Tek Harness
Enterprise Co., Ltd. 21,000 481
#Highwealth Construction
Corp. 1,106,112 1,505,892
Hi-Lai Foods Co., Ltd. 10,000 53,374
HIM International Music, Inc. 19,800 51,830
#*Hitron Technology, Inc. 72,000 52,464
Hiwin Technologies Corp. 251,767 2,372,074
#Hiyes International Co., Ltd. 41,569 98,910
#Hocheng Corp. 206,580 155,962
Holiday Entertainment Co.,
Ltd. 38,850 62,869
#*Holtek Semiconductor, Inc. 112,000 185,055
#Holy Stone Enterprise Co.,
Ltd. 97,200 1,353,383
Hon Hai Precision Industry
Co., Ltd. 1,815,177 14,069,180
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 38,558 582,226
Hong Pu Real Estate
Development Co., Ltd. 127,695 71,910
#Hong TAI Electric Industrial 151,000 142,034

216
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Horizon Fixture Group Co.,
Ltd. 10,000 $ 69,928
#*Hota Industrial
Manufacturing Co., Ltd. 155,439 224,364
Hotai Motor Co., Ltd. 78,800 1,360,512
Hsin Kuang Steel Co., Ltd. 135,000 158,312
Hsin Yung Chien Co., Ltd. 21,000 56,985
#Hu Lane Associate, Inc. 88,538 317,782
#HUA ENG Wire & Cable Co.,
Ltd. 220,000 199,790
Hua Nan Financial Holdings
Co., Ltd. 3,836,561 5,187,590
#Hua Yu Lien Development
Co., Ltd. 28,989 32,560
#Huaku Development Co., Ltd. 222,454 670,411
#Huang Hsiang Construction
Corp. 89,504 90,836
#Hung Ching Development &
Construction Co., Ltd. 101,000 139,223
#Hung Sheng Construction,
Ltd. 252,608 133,655
Huxen Corp. 21,000 27,290
Hwa Fong Rubber Industrial
Co., Ltd. 144,687 64,690
#Hwacom Systems, Inc. 120,000 142,950
#Hwang Chang General
Contractor Co., Ltd. 94,724 108,444
#Ibase Technology, Inc. 93,000 157,115
#*IBF Financial Holdings Co.,
Ltd. 2,110,760 1,018,839
*IC Plus Corp. 40,000 81,686
#Ichia Technologies, Inc. 224,000 359,021
*Ideal Bike Corp. 110,711 14,696
In Win Development, Inc. 15,000 29,333
Innodisk Corp. 46,258 1,853,526
#Innolux Corp. 4,338,580 6,108,029
#Inpaq Technology Co., Ltd. 71,657 158,750
Insyde Software Corp. 16,800 107,862
Intai Technology Corp. 19,400 75,333
#Integrated Service
Technology, Inc. 73,382 319,013
#IntelliEPI, Inc. 10,000 107,522
Interactive Digital
Technologies, Inc. 15,000 34,438
#International Games System
Co., Ltd. 160,000 3,841,703
#Inventec Corp. 1,259,944 2,409,250
#Iron Force Industrial Co., Ltd. 44,816 108,299
#I-Sheng Electric Wire & Cable
Co., Ltd. 86,000 121,873
#ITE Technology, Inc. 154,000 595,625
ITEQ Corp. 226,019 1,839,259
J&V Energy Technology Co.,
Ltd. 11,000 22,328
#Jarllytec Co., Ltd. 26,650 58,546
Jean Co., Ltd. 123,162 73,930
Jentech Precision Industrial
Co., Ltd. 18,698 1,993,088
Jetway Information Co., Ltd. 24,500 35,629
Shares Value
TAIWAN — (Continued)
#Jetwell Computer Co., Ltd. 49,280 $ 338,506
Jia Wei Lifestyle, Inc. 34,050 26,550
Jih Lin Technology Co., Ltd. 32,000 70,200
Jiin Yeeh Ding Enterprise Co.,
Ltd. 47,000 131,174
Jinan Acetate Chemical Co.,
Ltd. 167,470 250,021
#Jiu Han System Technology
Co., Ltd. 19,000 174,603
#Johnson Health Tech Co.,
Ltd. 74,000 281,630
*Joinsoon Electronics
Manufacturing Co., Ltd. 46,421 15,656
#JPC connectivity, Inc. 54,000 482,874
#JPP Holding Co., Ltd. 24,151 206,620
#JSL Construction &
Development Co., Ltd. 91,777 173,223
*K Laser Technology, Inc. 118,000 58,418
*KAO FONG MACHINERY
Co., Ltd. 32,000 34,853
Kaori Heat Treatment Co., Ltd. 24,147 638,809
#Kedge Construction Co., Ltd. 45,924 144,227
Keding Enterprises Co., Ltd. 6,000 22,278
KEE TAI Properties Co., Ltd. 235,266 69,155
#Kenda Rubber Industrial Co.,
Ltd. 376,557 211,470
Kent Industrial Co., Ltd. 43,000 34,593
Kerry TJ Logistics Co., Ltd. 159,000 143,163
#Keystone Microtech Corp. 8,000 229,463
KGI Financial Holding Co., Ltd. 8,129,806 7,760,281
KHGEARS International, Ltd. 20,000 91,278
Kindom Development Co., Ltd. 295,720 317,049
King Chou Marine Technology
Co., Ltd. 39,220 52,182
King Polytechnic Engineering
Co., Ltd. 44,200 68,791
King Slide Works Co., Ltd. 23,000 5,586,497
King Yuan Electronics Co., Ltd. 814,322 5,631,394
*King's Town Construction
Co., Ltd. 50,000 55,385
Kingwaytek Technology Co.,
Ltd. 6,000 10,563
Kinik Co. 53,000 1,049,537
#Kinko Optical Co., Ltd. 77,871 153,000
#Kinpo Electronics 1,239,000 1,150,097
#Kinsus Interconnect
Technology Corp. 287,643 5,651,577
KMC Kuei Meng International,
Inc. 35,581 97,983
*KNH Enterprise Co., Ltd. 81,000 34,210
Ko Ja Cayman Co., Ltd. 34,000 41,029
#KS Terminals, Inc. 84,162 143,746
#Kuang Hong Arts
Management, Inc. 22,000 59,903
#Kung Long Batteries
Industrial Co., Ltd. 37,000 144,822
Kung Sing Engineering Corp. 275,738 82,246
#Kuo Toong International Co.,
Ltd. 147,917 237,077

217
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
*Kuo Yang Construction Co.,
Ltd. 94,000 $ 52,208
Kwong Lung Enterprise Co.,
Ltd. 70,000 92,809
#L&K Engineering Co., Ltd. 120,880 2,644,332
La Kaffa International Co., Ltd. 17,000 33,770
*Lang, Inc. 14,000 21,031
#Lanner Electronics, Inc. 77,080 180,543
Largan Precision Co., Ltd. 45,000 5,618,212
Laster Tech Co., Ltd. 63,898 37,565
Leadtrend Technology Corp. 39,623 60,932
*Lealea Enterprise Co., Ltd. 505,290 110,223
LEE CHI Enterprises Co., Ltd. 96,000 33,862
#Lelon Electronics Corp. 91,634 623,766
Lemtech Holdings Co., Ltd. 31,866 81,146
#Leo Systems, Inc. 51,000 55,231
*Leofoo Development Co., Ltd. 75,104 37,530
*Li Peng Enterprise Co., Ltd. 378,366 79,375
#Lian HWA Food Corp. 104,283 262,975
#Lien Hwa Industrial Holdings
Corp. 845,440 1,055,525
#LINE Pay Taiwan, Ltd. 20,600 172,097
*Lingsen Precision Industries,
Ltd. 332,000 302,014
#Lion Travel Service Co., Ltd. 54,000 245,614
Lite-On Technology Corp. 1,439,164 9,306,763
#Liton Technology Corp. 44,000 96,661
*Long Bon International Co.,
Ltd. 65,000 25,743
Long Da Construction &
Development Corp. 119,070 103,895
#*Longchen Paper &
Packaging Co., Ltd. 676,331 206,128
#Longwell Co. 82,000 527,739
#Loop Telecommunication
International, Inc. 38,000 63,374
Lotes Co., Ltd. 45,089 2,587,954
Lotus Pharmaceutical Co., Ltd. 93,000 503,574
Loyalty Founder Enterprise
Co., Ltd. 75,000 50,125
Lu Hai Holding Corp. 8,401 5,654
Lucky Cement Corp. 116,000 42,891
Lumax International Corp., Ltd. 51,030 176,053
#*Lung Yen Life Service Corp. 102,000 149,596
Lungteh Shipbuilding Co., Ltd. 52,850 214,219
#Luxe Green Energy
Technology Co., Ltd. 79,086 42,211
#LuxNet Corp. 9,461 108,313
M3 Technology, Inc. 25,000 60,027
Macauto Industrial Co., Ltd. 35,000 57,072
#Machvision, Inc. 5,500 104,490
Macnica Galaxy, Inc. 3,000 10,536
Macroblock, Inc. 22,000 34,580
*Macronix International Co.,
Ltd. 1,665,974 5,180,556
#Magnate Technology Co.,
Ltd. 36,000 66,834
#Makalot Industrial Co., Ltd. 171,273 1,163,230
Marketech International Corp. 46,000 666,110
Shares Value
TAIWAN — (Continued)
#Materials Analysis
Technology, Inc. 53,247 $ 343,513
Maxigen Biotech, Inc. 36,000 44,389
Mayer Steel Pipe Corp. 130,040 84,899
MediaTek, Inc. 233,048 25,634,631
Medimaging Integrated
Solution, Inc. 15,000 26,130
Mega Financial Holding Co.,
Ltd. 3,217,788 5,286,814
#Mega Union Technology, Inc. 32,500 725,038
#*Megaforce Co., Ltd. 51,000 45,526
*Mercuries & Associates
Holding, Ltd. 475,008 251,327
#Mercuries Data Systems, Ltd. 71,322 49,433
*Mercuries Life Insurance Co.,
Ltd. 2,452,020 751,106
Merida Industry Co., Ltd. 10,000 23,763
#Merry Electronics Co., Ltd. 184,565 458,000
#METAAGE Corp. 100,000 120,208
*Microbio Co., Ltd. 120,998 51,853
#Micro-Star International Co.,
Ltd. 649,394 2,853,243
Mildef Crete, Inc. 32,000 121,786
#*MIN AIK Technology Co.,
Ltd. 134,000 112,568
#Mitac Holdings Corp. 229,000 619,283
*Mobiletron Electronics Co.,
Ltd. 32,600 32,833
#Momo.com, Inc. 50,711 385,208
#*MOSA Industrial Corp. 134,390 68,611
#*Mosel Vitelic, Inc. 46,000 45,759
#Motech Industries, Inc. 321,000 217,516
MPI Corp. 49,000 8,005,198
#MSSCORPS Co., Ltd. 31,324 335,348
My Humble House Hospitality
Management Consulting 50,000 54,534
Nak Sealing Technologies
Corp. 54,000 192,147
#Namchow Holdings Co., Ltd. 73,000 76,232
#Nan Juen International Co.,
Ltd. 16,000 210,650
Nan Kang Rubber Tire Co.,
Ltd. 355,000 365,226
Nan Liu Enterprise Co., Ltd. 18,000 22,278
Nan Pao Resins Chemical
Co., Ltd. 48,000 458,183
*Nan Ren Lake Leisure
Amusement Co., Ltd. 117,000 29,685
Nan Ya Plastics Corp. 2,548,187 12,575,755
Nan Ya Printed Circuit Board
Corp. 107,000 3,045,886
Nang Kuang Pharmaceutical
Co., Ltd. 26,000 25,502
#Nanya Technology Corp. 677,110 7,552,776
#National Aerospace
Fasteners Corp. 11,065 46,220
National Petroleum Co., Ltd.,
Class A 67,000 116,507
Neousys Technology, Inc. 10,000 52,601

218
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Netronix, Inc. 51,000 $ 138,234
*New Asia Construction &
Development Corp. 101,000 43,908
New Best Wire Industrial Co.,
Ltd. 28,000 22,222
#*Newmax Technology Co.,
Ltd. 67,000 55,040
#Nextronics Engineering Corp. 40,000 138,618
Nichidenbo Corp. 108,424 419,351
Nidec Chaun-Choung
Technology Corp. 8,000 27,105
Nien Made Enterprise Co., Ltd. 108,000 1,273,183
#Niko Semiconductor Co., Ltd. 44,637 87,978
Nishoku Technology, Inc. 10,000 34,036
Nova Technology Corp. 26,000 218,014
#Novatek Microelectronics
Corp. 315,000 5,058,480
*Nuvoton Technology Corp. 55,140 199,616
O-Bank Co., Ltd. 870,746 276,158
*OBI Pharma, Inc. 56,000 43,491
Ocean Plastics Co., Ltd. 130,000 131,130
*OK Biotech Co., Ltd. 77,572 34,563
#Optimax Technology Corp. 106,000 72,648
Orient Europharma Co., Ltd. 24,000 35,162
#Orient Semiconductor
Electronics, Ltd. 418,605 525,215
#*Oriental Union Chemical
Corp. 387,992 154,865
O-TA Precision Industry Co.,
Ltd. 45,000 74,631
Pacific Hospital Supply Co.,
Ltd. 29,396 69,035
Paiho Shih Holdings Corp. 112,875 57,627
#Pan German Universal
Motors, Ltd. 19,000 135,215
Pan Jit International, Inc. 293,046 1,065,408
#Pan Ram International Corp. 57,000 77,249
#Pan-International Industrial
Corp. 429,000 546,222
Panion & BF Biotech, Inc. 23,000 41,703
Parade Technologies, Ltd. 59,000 1,025,960
*Paragon Technologies Co.,
Ltd. 35,000 27,399
#Parpro Corp. 62,000 182,246
#*PChome Online, Inc. 76,107 60,285
PCL Technologies, Inc. 8,961 32,440
#P-Duke Technology Co., Ltd. 36,284 133,038
Pegatron Corp. 1,285,261 3,356,417
#*Pegavision Corp. 34,113 341,985
#PharmaEngine, Inc. 76,000 144,386
PharmaEssentia Corp. 107,711 3,532,713
#*Phihong Technology Co.,
Ltd. 274,000 179,309
Phison Electronics Corp. 64,000 3,247,625
Phoenix Silicon International
Corp. 94,686 717,784
Phoenix Tours International,
Inc. 22,750 31,324
*Phytohealth Corp. 124,000 43,355
Shares Value
TAIWAN — (Continued)
#Pixart Imaging, Inc. 127,000 $ 754,479
#Planet Technology Corp. 26,000 117,052
Podak Co., Ltd. 14,000 21,183
Polytronics Technology Corp.,
Class A 33,470 53,748
Posiflex Technology, Inc. 36,698 221,989
Potens Semiconductor Corp. 14,000 54,797
Power Wind Health Industry,
Inc. 27,809 144,986
*Powerchip Semiconductor
Manufacturing Corp. 2,277,000 3,839,738
Powertech Technology, Inc. 524,900 3,824,807
Poya International Co., Ltd. 54,254 1,208,666
#President Chain Store Corp. 463,768 3,214,333
#President Securities Corp. 702,950 941,791
#Primax Electronics, Ltd. 350,000 708,252
*Prime Electronics &
Satellitics, Inc. 86,000 30,601
#Prince Housing &
Development Corp. 657,000 174,826
*Princeton Technology Corp. 82,000 35,394
Pro Hawk Corp. 13,000 64,962
#Promate Electronic Co., Ltd. 177,997 262,433
*PSS Co., Ltd. 23,000 104,969
Qing Song Health Co., Ltd. 26,000 30,168
#Qisda Corp. 911,657 771,491
QST International Corp. 68,089 83,639
Qualipoly Chemical Corp. 43,547 229,734
*Quang Viet Enterprise Co.,
Ltd. 36,410 68,384
#Quanta Computer, Inc. 750,007 6,764,660
#Quanta Storage, Inc. 138,000 283,097
Quaser Machine Tools, Inc.,
Class A 3,000 3,509
*Quintain Steel Co., Ltd. 222,301 60,529
Radiant Opto-Electronics Corp. 392,000 998,224
Radium Life Tech Co., Ltd. 532,706 173,069
#Rafael Microelectronics, Inc. 12,619 51,540
#Raydium Semiconductor
Corp. 50,000 351,960
Rayzher Industrial Co., Ltd. 8,000 40,100
#Realtek Semiconductor Corp. 287,098 6,067,265
Rechi Precision Co., Ltd. 220,185 161,124
#Rexon Industrial Corp., Ltd. 66,000 58,814
Rich Development Co., Ltd. 395,068 94,125
#RichWave Technology Corp. 65,000 195,891
*Right WAY Industrial Co., Ltd. 63,000 20,370
#RiTdisplay Corp. 66,804 61,287
*Ritek Corp. 641,093 211,258
Rodex Fasteners Corp. 11,000 7,216
Ruby Tech Corp. 26,780 41,762
#Ruentex Development Co.,
Ltd. 1,196,516 1,001,447
#Ruentex Engineering &
Construction Co. 60,120 304,144
Run Long Construction Co.,
Ltd. 320,420 327,172
#Sakura Development Co.,
Ltd. 250,987 331,217

219
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Sampo Corp. 218,200 $ 157,646
#San Fang Chemical Industry
Co., Ltd. 116,648 114,594
San Far Property, Ltd. 39,000 21,781
San Fu Chemical Co., Ltd. 24,000 80,201
San Lien Technology Corp.,
Ltd. 13,000 29,806
San Shing Fastech Corp. 54,565 95,390
Sanyang Motor Co., Ltd. 410,900 823,860
#Savior Lifetec Corp. 220,712 115,413
SCI Pharmtech, Inc. 45,968 67,347
Scientech Corp. 26,000 522,912
#ScinoPharm Taiwan, Ltd. 182,000 109,248
#SciVision Biotech, Inc. 27,000 41,270
#SDI Corp. 105,000 472,710
Sea Sonic Electronics Co., Ltd. 31,000 62,059
Securitag Assembly Group
Co., Ltd. 15,000 51,982
#Senao Networks, Inc. 19,467 71,377
Sensortek Technology Corp. 10,000 46,876
Sercomm Corp. 256,000 651,901
#Sesoda Corp. 152,565 227,769
Shanghai Commercial &
Savings Bank, Ltd. (The) 1,918,282 2,697,667
Sharehope Medicine Co., Ltd. 56,298 33,010
ShenMao Technology, Inc. 84,922 258,558
*Shieh Yih Machinery Industry
Co., Ltd. 42,000 30,474
#Shih Her Technologies, Inc. 31,466 166,000
*Shih Wei Navigation Co., Ltd. 327,807 132,364
*Shihlin Development Co., Ltd. 59,000 21,815
#Shihlin Electric & Engineering
Corp. 163,000 983,477
#*Shihlin Paper Corp. 117,000 170,510
Shin Hai Gas Corp. 21,000 32,034
Shin Hsiung Natural Gas Co.,
Ltd. 32,039 39,604
#Shin Ruenn Development
Co., Ltd. 85,785 110,552
Shin Shin Natural Gas Co. 17,000 22,355
#Shin Zu Shing Co., Ltd. 154,434 817,111
*Shining Building Business
Co., Ltd. 340,439 82,795
Shinkong Insurance Co., Ltd. 161,000 802,036
#Shinkong Synthetic Fibers
Corp. 1,006,000 645,889
Shiny Brands Group Co., Ltd. 14,520 47,398
#Shiny Chemical Industrial
Co., Ltd. 99,998 465,661
*Shun On Electronic Co., Ltd. 13,000 8,145
#*Shuttle, Inc. 249,000 121,730
Sigurd Microelectronics Corp. 422,770 2,439,636
Silergy Corp. 180,000 2,300,195
Silicon Optronics, Inc. 29,000 47,826
Silicon Power Computer &
Communications, Inc. 6,000 23,949
Simplo Technology Co., Ltd. 129,600 1,413,534
#Sinbon Electronics Co., Ltd. 154,616 1,416,081
Sincere Navigation Corp. 321,868 302,259
Shares Value
TAIWAN — (Continued)
Single Well Industrial Corp. 30,500 $ 26,141
Sinmag Equipment Corp. 27,196 94,667
*Sino Tactful Co., Ltd. 13,000 8,045
Sino-American Silicon
Products, Inc. 513,000 2,492,063
#Sinon Corp. 367,000 442,866
SinoPac Financial Holdings
Co., Ltd. 6,146,383 7,721,253
#Sinopower Semiconductor,
Inc. 11,600 81,475
#Sinphar Pharmaceutical Co.,
Ltd. 121,914 119,579
Sinyi Realty, Inc. 132,077 83,572
Sitronix Technology Corp. 94,000 775,117
#Siward Crystal Technology
Co., Ltd. 94,000 177,710
Sixxon Tech Co., Ltd. 12,000 58,294
#Solar Applied Materials
Technology Corp. 395,037 1,214,972
Solteam, Inc. 29,265 43,464
#Song Shang Electronics Co.,
Ltd. 45,000 28,752
Sonix Technology Co., Ltd. 88,000 139,955
Southeast Cement Co., Ltd. 141,000 70,459
#*Spectrum Electrics Corp. 121,400 84,892
#Speed Tech Corp. 102,053 86,994
Sporton International, Inc. 57,694 343,640
#Sports Gear Co., Ltd. 30,000 64,049
St. Shine Optical Co., Ltd. 24,000 68,319
Standard Chemical &
Pharmaceutical Co., Ltd. 66,363 116,426
Standard Foods Corp. 315,002 285,089
#Stark Technology, Inc. 83,800 430,422
#*Starlux Airlines Co., Ltd. 793,000 531,218
#S-Tech Corp. 122,507 65,198
#STL Technology Co., Ltd. 31,000 170,256
#Sun Max Tech, Ltd. 43,990 59,889
#*Sun Yad Construction Co.,
Ltd. 339,667 104,573
Sunjuice Holdings Co., Ltd. 11,410 64,607
*Sunko INK Co., Ltd. 90,000 53,467
#SunMax Biotechnology Co.,
Ltd. 22,000 260,714
#Sunny Friend Environmental
Technology Co., Ltd. 48,608 114,906
#Sunonwealth Electric
Machine Industry Co., Ltd. 217,941 883,390
Sunplus Innovation
Technology, Inc. 26,694 117,698
*Sunplus Technology Co., Ltd. 351,000 269,883
Sunrex Technology Corp. 81,581 95,164
Sunspring Metal Corp. 76,000 44,327
Superalloy Industrial Co., Ltd. 149,000 250,800
Supreme Electronics Co., Ltd. 529,271 1,315,030
#Swancor Holding Co., Ltd. 39,000 110,898
Sweeten Real Estate
Development Co., Ltd. 100,203 71,310
#Symtek Automation Asia Co.,
Ltd. 28,092 116,474

220
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Syncmold Enterprise Corp. 93,750 $ 191,451
#Synmosa Biopharma Corp. 374,489 336,031
Synnex Technology
International Corp. 857,810 2,486,983
Syn-Tech Chem & Pharm Co.,
Ltd. 4,000 8,924
Syscom Computer Engineering
Co. 44,000 72,428
#Sysgration 126,000 192,008
Systex Corp. 134,000 638,510
TA Chen Stainless Pipe 1,493,400 1,996,191
Ta Liang Technology Co., Ltd. 14,000 210,526
Ta Ya Electric Wire & Cable 767,944 804,323
TAI Roun Products Co., Ltd. 18,000 6,238
TA-I Technology Co., Ltd. 75,064 252,002
Tai Tung Communication Co.,
Ltd. 76,789 39,085
#Taichung Commercial Bank
Co., Ltd. 2,796,791 1,774,010
TaiDoc Technology Corp. 45,323 180,204
Taiflex Scientific Co., Ltd. 204,680 1,098,796
#Taimide Tech, Inc. 81,252 166,180
Tainan Enterprises Co., Ltd. 65,000 40,023
Tainan Spinning Co., Ltd. 868,171 326,380
*Tainergy Tech Co., Ltd. 101,000 43,908
#Tai-Saw Technology Co., Ltd. 53,000 72,484
TaiSol Electronics Co., Ltd. 51,000 91,525
Taisun Enterprise Co., Ltd. 173,000 85,379
#Taita Chemical Co., Ltd. 189,351 73,235
#TAI-TECH Advanced
Electronics Co., Ltd. 58,000 348,154
#Taiwan Business Bank 3,539,585 1,993,268
Taiwan Chinsan Electronic
Industrial Co., Ltd. 70,684 215,864
Taiwan Cogeneration Corp. 405,431 740,135
Taiwan Cooperative Financial
Holding Co., Ltd. 5,360,393 4,577,705
Taiwan Environment Scientific
Co., Ltd. 12,240 7,328
#Taiwan FamilyMart Co., Ltd. 35,000 205,220
#Taiwan Fertilizer Co., Ltd. 496,000 702,893
Taiwan Fire & Marine
Insurance Co., Ltd. 109,928 202,040
Taiwan Fructose Co., Ltd. 79,200 48,154
Taiwan FU Hsing Industrial
Co., Ltd. 78,600 94,240
#*Taiwan Glass Industry Corp. 831,671 1,176,007
#Taiwan High Speed Rail
Corp. 893,000 719,782
Taiwan Hon Chuan Enterprise
Co., Ltd. 246,766 977,321
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 133,577 177,516
*Taiwan IC Packaging Corp. 68,784 32,137
*<Taiwan Land Development
Corp. 371,640 5,778
#*Taiwan Mask Corp. 200,904 228,138
Taiwan Mobile Co., Ltd. 953,800 3,320,106
Taiwan Navigation Co., Ltd. 157,000 138,205
Shares Value
TAIWAN — (Continued)
#Taiwan Paiho, Ltd. 200,892 $ 283,446
#Taiwan PCB Techvest Co.,
Ltd. 176,800 163,567
Taiwan Sakura Corp. 89,512 226,834
Taiwan Sanyo Electric Co.,
Ltd. 59,750 57,959
#Taiwan Secom Co., Ltd. 199,330 672,266
#Taiwan Semiconductor Co.,
Ltd. 159,000 359,631
Taiwan Semiconductor
Manufacturing Co., Ltd. 2,983,465 223,859,112
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 294,689 119,128,028
#*Taiwan Styrene Monomer 368,832 83,652
Taiwan Surface Mounting
Technology Corp. 202,867 878,783
*Taiwan Takisawa Technology
Co., Ltd. 14,000 15,746
Taiwan Taxi Co., Ltd. 23,800 108,988
*Taiwan TEA Corp. 448,704 152,025
Taiwan Union Technology
Corp. 152,000 5,220,459
#*Taiwan-Asia Semiconductor
Corp. 268,005 227,214
Taiyen Biotech Co., Ltd. 85,000 84,292
*Tanvex BioPharma, Inc. 33,000 38,086
#Tatung Co., Ltd. 1,059,200 796,391
#*TBI Motion Technology Co.,
Ltd. 83,000 116,466
#*TCC Group Holdings Co.,
Ltd. 3,299,215 2,480,613
TCI Co., Ltd. 80,218 280,474
Te Chang Construction Co.,
Ltd. 50,350 108,897
#Team Group, Inc. 31,000 223,970
#Teco Electric and Machinery
Co., Ltd. 613,000 1,229,073
Tehmag Foods Corp. 15,650 123,722
Test Research, Inc. 117,532 976,433
Test Rite International Co., Ltd. 119,389 81,639
Thermaltake Technology Co.,
Ltd. 44,500 26,781
Thinking Electronic Industrial
Co., Ltd. 52,000 351,558
Thye Ming Industrial Co., Ltd. 44,068 95,311
Tigerair Taiwan Co., Ltd. 116,000 206,021
Tofu Restaurant Co., Ltd. 10,720 57,715
Ton Yi Industrial Corp. 528,200 245,150
*Tong Hsing Electronic
Industries, Ltd. 154,544 765,093
#Tong Yang Industry Co., Ltd. 464,040 1,022,298
#Tong-Tai Machine & Tool
Co., Ltd. 182,159 151,616
Top Union Electronics Corp. 63,002 47,272
#Topco Scientific Co., Ltd. 148,677 2,300,149
#Topco Technologies Corp. 33,000 73,313
#Topkey Corp. 56,000 286,766
#Topoint Technology Co., Ltd. 63,997 639,594

221
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Toung Loong Textile
Manufacturing 43,800 $ 18,635
Trade-Van Information
Services Co. 9,000 26,065
#Transcend Information, Inc. 139,483 1,264,535
Transcom, Inc. 23,118 79,757
#TricornTech Taiwan Corp. 33,000 41,200
Triocean Industrial Corp. Co.,
Ltd. 24,000 66,537
Tripod Technology Corp. 283,970 3,242,208
#Trusval Technology Co., Ltd. 31,173 217,986
TS Financial Holding Co., Ltd. 12,442,586 13,840,495
Tsang Yow Industrial Co., Ltd. 31,000 25,514
TSC Auto ID Technology Co.,
Ltd. 21,089 119,739
#TSRC Corp. 387,717 254,927
TTET Union Corp. 30,000 143,414
*TTFB Co., Ltd. 15,833 78,874
#TTY Biopharm Co., Ltd. 178,267 410,380
#Tul Corp. 28,000 48,430
Tung Ho Steel Enterprise
Corp. 369,510 852,918
Tung Ho Textile Co., Ltd. 15,300 8,995
Tung Thih Electronic Co., Ltd. 48,824 67,679
TURVO International Co., Ltd. 18,135 106,894
*Twinhead International Corp. 6,000 13,051
#TXC Corp. 207,411 959,434
#TYC Brother Industrial Co.,
Ltd. 121,000 105,204
*Tycoons Group Enterprise 181,949 42,730
#Tyntek Corp. 141,167 219,707
TZE Shin International Co.,
Ltd. 67,000 27,676
Ubright Optronics Corp. 24,000 40,249
#UDE Corp. 53,000 172,190
Ultra Chip, Inc. 37,000 75,330
U-Ming Marine Transport Corp. 404,000 782,524
Unic Technology Corp. 49,000 37,524
Unimicron Technology Corp. 863,475 21,026,481
Union Bank Of Taiwan 1,206,908 774,880
Union Insurance Co., Ltd. 75,000 78,321
#Uni-President Enterprises
Corp. 2,167,947 4,950,478
Unique Opto-Electronics Co.,
Ltd. 21,000 54,581
Unitech Computer Co., Ltd. 55,000 98,704
#Unitech Printed Circuit Board
Corp. 1,974,745 2,217,991
#United Alloy-Tech Co. 99,680 181,971
United Integrated Services
Co., Ltd. 133,000 4,526,749
United Microelectronics Corp. 3,197,453 11,971,033
#United Microelectronics
Corp., Sponsored ADR 46,200 879,186
United Orthopedic Corp. 50,924 131,568
United Radiant Technology 63,000 37,622
*United Recommend
International Co., Ltd. 11,000 18,141
Shares Value
TAIWAN — (Continued)
*United Renewable Energy
Co., Ltd. 1,111,808 $ 560,737
#Univacco Technology, Inc. 68,000 115,721
#Universal Cement Corp. 350,998 291,059
Universal Microwave
Technology, Inc. 9,000 269,841
Universal Vision Biotechnology
Co., Ltd. 44,468 182,308
*UPC Technology Corp. 584,181 187,081
UPI Semiconductor Corp. 44,000 270,924
Userjoy Technology Co., Ltd. 50,845 116,576
#USI Corp. 590,861 205,674
#*Usun Technology Co., Ltd. 25,000 69,618
*Utechzone Co., Ltd. 31,000 155,868
#UVAT Technology Co., Ltd. 12,000 26,362
*Vactronics Technologies, Inc. 48,000 64,160
Value Valves Co., Ltd. 21,000 52,762
#Vanguard International
Semiconductor Corp. 642,857 3,013,485
Ve Wong Corp. 8,000 12,117
#Ventec International Group
Co., Ltd. 39,000 238,931
VIA Labs, Inc. 20,000 57,242
Via Technologies, Inc. 123,000 268,310
#Viking Tech Corp. 31,000 59,949
Visco Vision, Inc. 34,000 194,096
VisEra Technologies Co., Ltd. 58,000 760,017
#Visual Photonics Epitaxy Co.,
Ltd. 182,475 1,648,649
Vizionfocus, Inc. 26,000 146,415
#Voltronic Power Technology
Corp. 46,543 1,378,188
*Wafer Works Corp. 478,620 1,318,023
Waffer Technology Corp. 93,974 106,567
Wah Hong Industrial Corp. 30,000 35,877
Wah Lee Industrial Corp. 124,580 433,654
Walsin Lihwa Corp. 2,206,803 2,147,466
#Walton Advanced
Engineering, Inc. 189,000 216,959
Wan Hai Lines, Ltd. 341,000 893,676
Waste Recovery Technology,
Inc. 8,000 79,953
Wave Power Technology, Inc. 4,000 14,604
*We & Win Development Co.,
Ltd. 143,000 49,114
We&Win Diversification Co.,
Ltd. 70,652 31,480
WEI Chih Steel Industrial Co.,
Ltd. 118,000 56,410
Wei Chuan Foods Corp. 148,000 55,868
#Weikeng Industrial Co., Ltd. 470,076 644,338
Well Shin Technology Co., Ltd. 60,000 74,167
Welldone Co. 58,000 83,270
WELLELL, Inc. 39,000 28,599
#*Weltrend Semiconductor 125,000 212,336
#Wendell Industrial Co., Ltd. 13,000 55,509
*Wha Yu Industrial Co., Ltd. 64,000 23,565
#Wholetech System Hitech,
Ltd. 40,000 150,995

222
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Win Semiconductors Corp. 298,868 $ 2,723,371
#Winbond Electronics Corp. 1,661,950 6,685,030
Winmate, Inc. 22,000 112,658
#Winstek Semiconductor Co.,
Ltd. 56,000 249,513
*<Wintek Corp. 312,087 –
WinWay Technology Co., Ltd. 12,000 2,159,101
Wisdom Marine Lines Co., Ltd. 445,070 1,078,282
#Wiselink Co., Ltd. 89,604 245,920
#Wistron Corp. 2,066,506 11,253,599
#WITS Corp. 33,791 125,988
#Wiwynn Corp. 43,000 7,171,323
#WNC Corp. 307,286 2,110,755
#Wonderful Hi-Tech Co., Ltd. 129,000 246,672
Wowprime Corp. 65,075 472,171
*WPG Holdings, Ltd. 663,756 2,310,485
#WT Microelectronics Co., Ltd. 385,610 2,344,515
XAC Automation Corp. 44,000 44,995
XinTec, Inc. 103,000 882,793
Xxentria Technology Materials
Corp. 118,000 133,630
Ya Horng Electronic Co., Ltd. 15,000 22,719
Yageo Corp. 571,364 8,874,802
#Yankey Engineering Co., Ltd. 53,569 1,077,380
#YC INOX Co., Ltd. 319,982 182,174
YCC Parts Manufacturing Co.,
Ltd. 14,000 19,125
Yea Shin International
Development Co., Ltd. 190,135 127,369
*Yeh-Chiang Technology Corp. 10,000 7,751
Yem Chio Co., Ltd. 321,660 142,821
#Yen Sun Technology Corp. 48,000 61,710
*<Yeong Guan Energy
Technology Group Co., Ltd. 71,486 9,201
YFC-Boneagle Electric Co.,
Ltd. 60,918 45,991
*Yieh Hsing Enterprise Co.,
Ltd. 243,000 53,308
#*Yieh Phui Enterprise Co.,
Ltd. 744,626 314,494
Yonyu Plastics Co., Ltd., Class
A 36,400 22,413
*Young Optics, Inc. 32,000 67,824
#Youngtek Electronics Corp. 67,120 152,437
Yuanta Financial Holding Co.,
Ltd. 3,693,183 7,781,978
#Yuanta Futures Co., Ltd. 86,314 233,953
Yuen Chang Stainless Steel
Co., Ltd. 60,000 33,695
Yuen Foong Yu Consumer
Products Co., Ltd. 56,000 67,056
#Yulon Motor Co., Ltd. 480,919 416,651
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 38,000 91,828
Yungshin Construction &
Development Co., Ltd. 77,000 119,601
#YungShin Global Holding
Corp. 110,950 184,007
Yusin Holding Corp. 23,608 36,889
Shares Value
TAIWAN — (Continued)
#Zeng Hsing Industrial Co.,
Ltd. 43,461 $ 123,448
Zenitron Corp. 138,000 262,601
#Zero One Technology Co.,
Ltd. 102,211 346,301
Zhen Ding Technology
Holding, Ltd. 402,050 5,143,961
*Zhong Yang Technology Co.,
Ltd. 49,000 53,899
*Zig Sheng Industrial Co., Ltd. 230,543 60,990
ZillTek Technology Corp. 25,000 158,575
*Zinwell Corp. 48,000 53,096
Zippy Technology Corp. 67,000 111,532
Zyxel Group Corp. 248,906 318,844
TOTAL TAIWAN 1,126,893,123
THAILAND — (0.4%)
AAPICO Hitech PCL, Class F 102,190 48,658
Absolute Clean Energy PCL,
Class F 1,497,400 59,640
Advanced Info Service PCL
- NVDR 16,800 191,181
Advanced Info Service PCL,
Class F 95,800 1,090,185
Advanced Information
Technology PCL, Class F 676,050 99,608
#Airports of Thailand PCL
- NVDR 73,000 139,365
Airports of Thailand PCL,
Class F 224,000 427,641
Allianz Ayudhya Capital PCL,
Class F 3,900 5,081
#Amata Corp. PCL - NVDR 81,700 70,953
Amata Corp. PCL, Class F 362,600 314,903
AP Thailand PCL 1,199,504 298,147
AP Thailand PCL - NVDR 516,100 128,281
Asia Plus Group Holdings
PCL, Class F 988,400 71,631
Asian Alliance International
PCL, Class F 207,700 25,253
Asian Insulators PCL 104,160 9,046
Asian Sea Corp. PCL, Class F 73,800 16,576
Asset World Corp. PCL, Class
F 3,466,300 307,262
Assetwise PCL, Class F 225,100 50,221
Aurora Design PCL, Class F 272,400 117,468
B Grimm Power PCL, Class F 243,900 137,316
Bangchak Corp. PCL - NVDR 268,400 359,689
Bangchak Corp. PCL, Class F 397,530 532,738
Bangkok Airways PCL 437,700 254,290
Bangkok Aviation Fuel
Services PCL 66,700 21,373
Bangkok Bank PCL - NVDR 89,600 513,840
Bangkok Bank PCL, Class F 246,600 1,414,207
Bangkok Chain Hospital PCL,
Class F 402,275 124,083
Bangkok Dusit Medical
Services PCL - NVDR 469,600 270,010
Bangkok Dusit Medical
Services PCL, Class F 947,400 544,735

223
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Bangkok Expressway & Metro
PCL - NVDR, Class R 406,100 $ 82,090
Bangkok Expressway & Metro
PCL, Class F 2,761,402 558,193
Bangkok Land PCL - NVDR 232,200 4,381
Bangkok Land PCL, Class F 7,999,551 150,924
Banpu PCL 470,200 81,670
#Banpu PCL - NVDR 3,393,150 589,362
BCPG PCL 448,100 95,276
Berli Jucker PCL, Class F 605,600 293,800
Betagro PCL 493,700 316,394
BKI Holdings PCL 25,300 281,848
#*BTS Group Holdings PCL 12,054,899 772,553
#*BTS Group Holdings PCL
- NVDR 264,800 16,970
Bumrungrad Hospital PCL
- NVDR 54,000 303,212
Bumrungrad Hospital PCL,
Class F 248,600 1,395,897
#Cal-Comp Electronics
Thailand PCL 2,296,544 570,826
#Carabao Group PCL, Class F 104,800 160,845
Central Pattana PCL, Class F 239,400 494,680
Central Plaza Hotel PCL,
Class F 371,400 428,207
Central Retail Corp. PCL,
Class F 615,600 493,144
CH Karnchang PCL, Class F 657,500 360,328
Charoen Pokphand Foods
PCL - NVDR 329,900 222,288
Charoen Pokphand Foods
PCL, Class F 190,700 128,494
Chularat Hospital PCL 127,100 6,052
CK Power PCL, Class F 721,500 55,745
Com7 PCL, Class F 609,700 556,887
#CP ALL PCL - NVDR 286,700 412,117
CP ALL PCL, Class F 103,700 149,063
CP AXTRA PCL, Class F 103,386 46,132
Delta Electronics Thailand PCL 278,400 2,317,742
Dhipaya Group Holdings PCL,
Class F 254,000 180,274
Diamond Building Products
PCL 147,000 23,332
Ditto Thailand PCL 26,300 12,523
#Dohome PCL, Class F 721,404 85,551
Don Muang Tollway PCL,
Class F 288,800 108,108
Dynasty Ceramic PCL, Class F 1,847,601 80,782
Eastern Polymer Group PCL 493,100 94,507
Eastern Water Resources
Development and
Management PCL, Class F 221,800 34,540
Electricity Generating PCL 57,000 229,587
#*Energy Absolute PCL 3,616,600 316,253
#Erawan Group PCL (The) 1,152,400 120,097
Exotic Food PCL, Class F 102,600 61,144
Forth Corp. PCL 156,500 84,360
Forth Smart Service PCL,
Class F 489,500 116,539
Shares Value
THAILAND — (Continued)
GFPT PCL 577,900 $ 169,602
Global Power Synergy PCL,
Class F 71,528 110,850
Gulf Development PCL -
NVDR, Class R 53,656 107,256
Gulf Development PCL, Class
F 164,964 329,755
Gunkul Engineering PCL 2,574,440 389,337
Haad Thip PCL, Class F 166,500 79,778
#Home Product Center PCL 2,248,557 437,692
Ichitan Group PCL, Class F 291,400 129,152
Index Livingmall PCL, Class F 80,073 31,413
Indorama Ventures PCL,
Class F 525,200 347,591
#IRPC PCL 7,123,200 469,298
#I-TAIL Corp. PCL, Class F 91,400 47,900
#*Jasmine Technology
Solution PCL 44,600 40,069
Karmarts PCL, Class F 224,000 49,305
Kasikornbank PCL 34,400 251,362
Kasikornbank PCL - NVDR 32,400 236,748
KCE Electronics PCL, Class F 398,600 501,346
KGI Securities Thailand PCL,
Class F 1,067,700 164,667
Khon Kaen Sugar Industry
PCL, Class F 1,452,684 70,040
Khonburi Sugar PCL, Class F 156,500 28,354
Kiatnakin Phatra Bank PCL,
Class F 112,300 373,296
Klinique Medical Clinic PCL
(The), Class F 68,300 56,248
Krung Thai Bank PCL, Class F 537,775 712,631
Ladprao General Hospital PCL 51,300 5,500
Lalin Property PCL, Class F 260,500 34,169
Lam Soon Thailand PCL,
Class F 77,800 11,090
#Land & Houses PCL, Class F 609,300 69,702
Lanna Resources PCL 156,700 68,982
LH Financial Group PCL,
Class F 3,549,479 133,933
LPN Development PCL 545,300 26,291
Major Cineplex Group PCL 286,700 61,388
MBK PCL 334,108 226,124
MC Group PCL, Class F 293,000 103,538
MCS Steel PCL 368,000 87,612
Mega Lifesciences PCL 234,400 266,743
Minor International PCL
- NVDR 157,600 111,383
Minor International PCL, Class
F 1,428,401 1,009,516
#MK Restaurants Group PCL,
Class F 100,600 64,471
*Mono Next PCL, Class F 654,000 13,905
#Moshi Moshi Retail Corp.
PLC, Class F 75,400 94,836
Namyong Terminal PCL 453,200 55,373
#Northeast Rubber PCL, Class
F 1,020,500 137,523
NSL Foods PCL, Class F 59,100 40,707

224
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Osotspa PCL, Class F 769,100 $ 405,365
Plan B Media PCL, Class F 186,564 34,081
Polyplex Thailand PCL 310,400 131,067
Praram 9 Hospital PCL, Class
F 124,400 66,684
Precious Shipping PCL, Class
F 714,400 172,222
Premier Marketing PCL 128,800 42,814
Prima Marine PCL 356,000 107,677
#Prima Marine PCL - NVDR,
Class R 126,500 38,262
Principal Capital PCL, Class F 136,700 7,123
*Property Perfect PCL 5,154,524 7,718
Pruksa Holding PCL 586,800 68,885
*PSG Corp. PCL, Class F 69,205 10,880
PTG Energy PCL, Class F 870,200 196,751
#PTT Exploration & Production
PCL - NVDR 129,000 575,608
PTT Exploration & Production
PCL, Class F 278,385 1,242,176
PTT Global Chemical PCL
- NVDR 45,700 50,295
PTT Global Chemical PCL,
Class F 585,845 644,750
PTT Oil & Retail Business
PCL, Class F 176,700 67,733
PTT PCL 494,540 570,182
PTT PCL - NVDR 992,900 1,144,767
Quality Houses PCL, Class F 2,181,909 94,745
Ratch Group PCL, Class F 289,000 333,204
Ratchaphruek Hospital PCL 297,100 44,308
#Regional Container Lines
PCL, Class F 380,000 398,293
Rojana Industrial Park PCL,
Class F 643,990 117,641
S Hotels & Resorts PCL, Class
F 860,500 43,292
Sabina PCL 101,600 48,073
Samart Corp. PCL 412,901 72,954
Sansiri PCL 4,896,033 221,397
Sansiri PCL - NVDR 7,107,600 321,404
#Sappe PCL, Class F 117,666 122,449
SC Asset Corp. PCL 951,162 57,538
SCB X PCL 84,200 385,793
*<SCG Ceramics PCL 386,900 2,201
SCG Packaging PCL, Class F 418,800 382,523
Sena Development PCL 340,100 18,435
Siam Cement PCL (The) 116,400 885,396
Siam Cement PCL (The)
- NVDR 38,700 294,371
Siam Wellness Group PCL,
Class F 613,725 60,651
Siamgas & Petrochemicals
PCL 488,800 117,836
Sikarin PCL, Class F 251,000 60,509
Singha Estate PCL 594,700 9,795
SiS Distribution Thailand PCL,
Class F 77,600 63,326
SISB PCL, Class F 221,900 64,791
Shares Value
THAILAND — (Continued)
SKY ICT PCL, Class F 51,300 $ 29,036
*SNC Former PCL, Class F 105,200 27,094
SPCG PCL 103,700 28,571
Sri Trang Agro-Industry PCL
- NVDR 215,460 120,014
Sri Trang Agro-Industry PCL,
Class F 502,620 279,965
Sri Trang Gloves Thailand
PCL, Class F 809,600 249,723
Srinanaporn Marketing PCL,
Class F 265,300 56,409
Sriracha Construction PCL,
Class F 29,200 15,565
Srithai Superware PCL, Class
F 333,400 11,083
Srivichai Vejvivat PCL 109,300 27,986
Star Petroleum Refining PCL 1,248,800 415,114
#*STP & I PCL 830,228 156,635
Supalai PCL 624,775 297,490
Supalai PCL - NVDR 179,800 85,613
*Super Energy Corp. PCL,
Class F 11,554,700 44,983
Susco PCL, Class F 526,100 34,976
TAC Consumer PCL 428,400 82,749
Taokaenoi Food & Marketing
PCL, Class F 549,900 67,847
Tata Steel Thailand PCL,
Class F 754,700 22,601
Thai Coconut PCL, Class F 461,500 80,159
Thai Life Insurance PCL 743,800 260,611
Thai Oil PCL 551,077 1,080,948
Thai Oil PCL - NVDR 113,186 222,016
Thai Union Group PCL - NVDR 362,100 132,294
Thai Union Group PCL, Class
F 1,049,040 383,268
Thai Vegetable Oil PCL, Class
F 279,560 228,135
*Thaicom PCL 38,300 12,502
Thaifoods Group PCL, Class F 1,518,074 447,796
Thoresen Thai Agencies PCL,
Class F 927,451 140,260
Tipco Asphalt PCL, Class F 348,519 146,119
Tisco Financial Group PCL,
Class F 122,200 470,246
TKS Technologies PCL 242,900 53,101
TMBThanachart Bank PCL 4,264,006 390,742
TMT Steel PCL, Class F 187,600 19,888
TOA Paint Thailand PCL 225,700 106,792
TPI Polene PCL, Class F 3,445,657 92,868
TPI Polene Power PCL 1,584,300 85,401
Triple i Logistics PCL 204,000 27,980
True Corp. PCL - NVDR, Class
R 124,900 53,861
True Corp. PCL, Class F 2,171,861 936,581
TTW PCL 579,300 180,421
Union Auction PCL, Class F 23,900 3,135
United Paper PCL 225,000 55,589
Univanich Palm Oil PCL, Class
F 551,100 264,059

225
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
*Vanachai Group PCL, Class F 244,900 $ 15,548
WHA Corp. PCL, Class F 3,695,300 537,820
TOTAL THAILAND 46,580,133
TURKEY — (0.2%)
Agesa Hayat ve Emeklilik A/S 4,841 24,742
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 135,650 95,505
Akbank TAS 1,016,081 1,355,494
Akcansa Cimento A/S 7,178 35,796
*Akenerji Elektrik Uretim A/S – –
*Akfen Yenilenebilir Enerji A/S 123,981 62,297
Aksa Akrilik Kimya Sanayii A/S 921,795 252,149
#*Aksa Enerji Uretim A/S,
Class B 139,546 276,451
*Aksigorta A/S 159,578 22,464
Alarko Holding A/S 26,568 56,463
Albaraka Turk Katilim Bankasi
A/S 114,602 19,123
Alfa Solar Enerji Sanayi VE
Ticaret AS 10,649 9,196
*Alkim Alkali Kimya A/S 85,731 28,051
*Alves Kablo Sanayi Ve
Ticaret AS 1,235,486 56,673
Anadolu Anonim Turk Sigorta
Sirketi 421,031 240,970
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 194,241 89,427
Anadolu Hayat Emeklilik A/S 18,436 44,611
#*Arcelik A/S 68,056 139,263
ARD Grup Bilisim Teknolojileri
A/S 54,667 83,165
Aselsan Elektronik Sanayi Ve
Ticaret A/S 54,978 395,927
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 1,052 6,541
*Aydem Yenilenebilir Enerji
A/S 18,967 9,075
Aygaz A/S 1 3
Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
A/S 46,818 43,740
*Baticim Bati Anadolu Sanayi
ve Ticaret Anonim Sirketi 1,093,425 112,737
*Besler Gida Ve Kimya Sanayi
Ve Ticaret A/S 37,571 9,716
BIM Birlesik Magazalar A/S 135,635 1,113,768
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 14,097 154,690
*Bursa Cimento Fabrikasi A/S 303,385 32,174
Celebi Hava Servisi A/S 471 14,301
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 51,646 9,628
Cimsa Cimento Sanayi VE
Ticaret A/S 86,923 82,013
Coca-Cola Icecek A/S 384,901 737,410
*DAP Gayrimenkul Gelistirme
A/S, Class C 1,206,516 220,614
Shares Value
TURKEY — (Continued)
*Deva Holding A/S 6,923 $ 10,211
Dogan Sirketler Grubu Holding
A/S 295,762 130,192
Dogu Aras Enerji Yatirimlari
A/S 27,903 66,580
Dogus Otomotiv Servis ve
Ticaret A/S 9,265 37,119
Ebebek Magazacilik A/S,
Class B 22,836 42,285
*EGE Endustri VE Ticaret A/S 615 68,197
EGE Gubre Sanayii A/S 33,884 67,054
ΩEnerjisa Enerji A/S 62,099 142,296
Enka Insaat ve Sanayi A/S 2,967 5,469
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S – –
Eregli Demir ve Celik
Fabrikalari TAS 386,786 346,217
Fenerbahce Futbol AS 1 –
*Fonet Bilgi Teknolojileri A/S 302,903 33,525
#Ford Otomotiv Sanayi A/S 99,291 167,349
Gentas Genel Metal Sanayi ve
Ticaret A/S 164,683 19,093
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S, Class B 136,772 215,124
Global Yatirim Holding A/S 1,074,781 368,175
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 85,654 41,813
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 1,594 9,634
*Goodyear Lastikleri TAS – –
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 24,437 183,054
#*Hektas Ticaret TAS 2,036,261 124,683
*Ihlas Holding A/S 2 –
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 142,155 30,211
*Is Finansal Kiralama AS 1 –
Is Yatirim Menkul Degerler A/S 285,031 207,155
*Izdemir Enerji Elektrik Uretim
A/S 65,088 11,778
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 100,971 53,455
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 468,772 406,386
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 104,136 93,082
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class B 29,743 84,176
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 238,323 50,398
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 3,031,723 140,981
*Kayseri Seker Fabrikasi A/S 196,891 16,157
*Kimteks Poliuretan Sanayi VE
Ticaret A/S 61,399 26,020
#KOC Holding A/S 136,702 566,369
*Konya Cimento Sanayii A/S 68 5,223

226
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TURKEY — (Continued)
*Koza Polyester Sanayi VE
Ticaret A/S 150,601 $ 16,954
Limak Dogu Anadolu Cimento
Sanayi VE Ticaret A/S 115,058 54,763
Logo Yazilim Sanayi Ve
Ticaret A/S 48,180 137,875
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 30,503 9,229
*Marmara Holding A/S 1 –
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 502,531 413,658
#*MIA Teknoloji A/S 40,986 26,580
Migros Ticaret A/S 37,856 498,244
Ω*MLP Saglik Hizmetleri A/S,
Class B 54,124 461,238
Naturelgaz Sanayi ve Ticaret
A/S 165,530 39,045
*NET Holding A/S 54,626 52,368
Nuh Cimento Sanayi A/S 12,642 57,644
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 739,977 122,072
*Orge Enerji Elektrik Taahhut
A/S 31,982 68,238
#Oyak Cimento Fabrikalari A/S 411,457 175,752
#*Pegasus Hava Tasimaciligi
A/S 88,063 283,507
#*Petkim Petrokimya Holding
A/S 568,416 228,683
*Polisan Holding A/S 33,975 15,084
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 31,458 14,695
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 187,731 93,856
*Sasa Polyester Sanayi A/S 41,030 2,132
Sekerbank Turk A/S 1,569,928 230,246
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 72,493 324,905
*Sok Marketler Ticaret A/S 155,116 166,459
SUN Tekstil Sanayi Ve Ticaret
A/S 58,818 60,891
Suwen Tekstil Sanayi
Pazarlama A/S 56,615 7,290
TAB Gida Sanayi Ve Ticaret
A/S 29,184 149,283
#TAV Havalimanlari Holding
A/S 100,678 575,684
*Teknosa Ic Ve Dis Ticaret A/S 1 –
#Tofas Turk Otomobil
Fabrikasi A/S 27,772 159,241
*Tukas Gida Sanayi ve Ticaret
A/S 674,245 28,233
*Tumosan Motor ve Traktor
Sanayi A/S 6,120 10,508
#*Turk Altin Isletmeleri A/S 151,641 140,905
Turk Hava Yollari AO 199,621 1,318,911
#*Turk Telekomunikasyon A/S 141,349 151,685
*Turk Traktor ve Ziraat
Makineleri A/S 4,669 40,504
Turkcell Iletisim Hizmetleri A/S 325,907 685,420
Shares Value
TURKEY — (Continued)
#Turkiye Garanti Bankasi A/S 124,505 $ 323,282
#Turkiye Is Bankasi A/S 2,490,480 653,476
Turkiye Petrol Rafinerileri A/S 171,938 1,068,173
Turkiye Sigorta A/S 151,577 20,062
Turkiye Sise ve Cam
Fabrikalari A/S 182,890 160,629
#*Turkiye Vakiflar Bankasi
TAO 474,512 291,748
#Ulker Biskuvi Sanayi A/S 191,259 347,307
*Vestel Beyaz Esya Sanayi ve
Ticaret A/S 54,863 6,638
#*Yapi ve Kredi Bankasi A/S 928,140 639,790
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 1 1
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 47,002 9,653
*Zorlu Enerji Elektrik Uretim
A/S, Class H 435,458 21,349
TOTAL TURKEY 19,967,528
UNITED ARAB EMIRATES — (0.5%)
Abu Dhabi Aviation Co. 77,582 108,574
Abu Dhabi Commercial Bank
PJSC 969,392 3,959,072
Abu Dhabi Islamic Bank PJSC 698,169 4,033,747
Abu Dhabi National Hotels 3,520,900 381,540
Abu Dhabi National Insurance
Co. PSC 30,571 59,014
Abu Dhabi National Oil Co. for
Distribution PJSC 772,693 841,530
*Abu Dhabi Ports Co. PJSC 964,646 1,286,965
ADNH Catering PLC 20,913 3,416
ADNOC Drilling Co. PJSC 557,674 883,702
ADNOC Logistics & Services 1,145,208 1,933,209
Agthia Group PJSC 248,684 216,671
Air Arabia PJSC 1,465,501 1,955,172
Ajman Bank PJSC 1,079,766 399,826
Aldar Properties PJSC 1,167,162 2,361,145
Alpha Dhabi Holding PJSC 117,359 233,900
Amanat Holdings PJSC 1,284,058 485,962
Americana Restaurants
International PLC - Foreign Co. 123,188 72,783
*Apex Investment Co. PSC 204,045 178,889
Bank of Sharjah 497,315 167,902
Dana Gas PJSC 4,227,746 983,036
Deyaar Development PJSC 963,133 190,120
Dubai Electricity & Water
Authority PJSC 501,644 374,239
Dubai Financial Market PJSC 1,577,477 605,599
Dubai Investments PJSC 1,660,360 1,627,449
Dubai Islamic Bank PJSC 1,605,196 3,177,351
Emaar Development PJSC 887,955 3,133,276
Emaar Properties PJSC 2,984,235 8,937,754
Emirates Central Cooling
Systems Corp. 1,060,860 456,371
Emirates Integrated
Telecommunications Co. PJSC 340,088 1,125,972
Emirates Mobility Co. 184,397 179,236
Emirates NBD Bank PJSC 652,904 5,368,575

227
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
UNITED ARAB EMIRATES — (Continued)
*Emirates Reem Investments
PJSC 32,149 $ 16,019
Emirates Telecommunications
Group Co. PJSC 331,403 1,837,118
*EMSTEEL Building Materials
PJSC 1,120,401 338,610
*Etihad Energy Holding PJSC 95,328 77,087
Fertiglobe PLC 589,323 426,813
First Abu Dhabi Bank PJSC 554,825 2,930,626
*Ghitha Holding PJSC 34,516 106,194
*Gulf Pharmaceutical
Industries PSC 248,320 70,315
*Manazel PJSC 760,016 63,321
*Modon Holding PSC 1,098,052 852,060
National Bank of Ras Al-
Khaimah PSC (The) 43,049 107,365
National Central Cooling Co.
PJSC 359,665 243,837
National Corp. for Tourism &
Hotels 125,754 50,674
NMDC Group PJSC 69,042 429,727
Palms Sports PrJSC 33,885 70,025
*Phoenix Group PLC 407,144 52,656
*Presight AI Holding PLC 52,987 49,051
Pure Health Holding PJSC 26,980 16,602
*RAK Properties PJSC 1,171,763 341,371
Ras Al Khaimah Ceramics
PJSC 504,954 334,088
Salik Co. PJSC 382,431 553,946
Sharjah Islamic Bank 703,382 555,382
*SHUAA CAPITAL PSC, Class
A 782,724 40,918
*Space42 PLC 473,239 208,736
Taaleem Holdings PJSC 49,514 43,140
TECOM Group PJSC 308,425 283,837
Union Properties PJSC 2,098,152 347,331
TOTAL UNITED ARAB
EMIRATES 56,168,846
UNITED KINGDOM — (6.7%)
Admiral Group PLC 118,155 5,997,748
ΩAirtel Africa PLC 694,374 3,111,731
AJ Bell PLC 68,834 544,221
Anglo American PLC 197,914 9,942,576
Antofagasta PLC 124,681 6,132,705
#Associated British Foods PLC 130,481 3,664,664
AstraZeneca PLC 139,688 23,696,672
AstraZeneca PLC 2,809 477,516
ΩAutotrader Group PLC 393,432 2,773,318
Aviva PLC 655,713 6,118,741
B&M European Value Retail
PLC 63,983 191,670
Babcock International Group
PLC 451,958 6,818,175
BAE Systems PLC 434,900 12,255,485
Balfour Beatty PLC 157,464 1,827,700
Barclays PLC 541,031 3,703,807
Barclays PLC, Sponsored ADR 462,176 12,709,840
Barratt Redrow PLC,
Registered 932,006 3,678,707
Shares Value
UNITED KINGDOM — (Continued)
Beazley PLC 25 $ 434
Bellway PLC 106,864 2,858,987
*Berkeley Group Holdings PLC 66,201 3,118,150
BP PLC 928,985 6,907,254
BP PLC, Sponsored ADR 669,647 30,281,437
ΩBridgepoint Group PLC 64,995 280,419
British American Tobacco PLC 184,473 11,345,233
British American Tobacco
PLC, Sponsored ADR 14,298 867,174
BT Group PLC, Registered 4,063,774 11,008,743
Bunzl PLC 149,517 5,637,975
*Burberry Group PLC 244,235 3,903,067
Canal+ SA 352,160 1,246,408
Centrica PLC 4,118,218 8,590,243
*Coca-Cola HBC AG 44,370 2,991,518
Compass Group PLC 221,199 7,014,220
Computacenter PLC 58,613 3,626,831
ΩConvatec Group PLC 875,157 2,638,144
Cranswick PLC 35,939 2,587,523
Croda International PLC 59,568 2,569,245
Currys PLC 82,019 185,323
DCC Energy PLC 59,269 5,048,888
Diageo PLC 22,307 490,671
#Diageo PLC, Sponsored ADR 3,465 305,128
Diploma PLC 68,962 6,793,371
Drax Group PLC 364,531 3,617,936
easyJet PLC 129,795 1,100,431
Endeavour Mining PLC 152,103 7,192,867
Endeavour Mining PLC 128,146 6,073,777
Experian PLC 169,029 6,346,435
*Frasers Group PLC 173,595 1,893,454
Fresnillo PLC 123,821 4,124,145
Games Workshop Group PLC 23,728 6,105,391
*Glencore PLC 1,067,924 7,803,773
Grafton Group PLC 122,131 1,587,203
Grainger PLC 6,340 14,889
GSK PLC 78,832 2,049,093
GSK PLC, Class B, ADR 276,647 14,299,883
Haleon PLC 1,391,424 6,802,825
#Haleon PLC, ADR 13,593 134,163
Halma PLC 72,362 3,437,555
Hikma Pharmaceuticals PLC 108,550 2,315,387
Hill & Smith PLC 39,985 1,533,580
Hiscox, Ltd. 169,747 4,132,426
Hochschild Mining PLC 304,858 1,769,873
Howden Joinery Group PLC 391,334 4,152,539
HSBC Holdings PLC,
Registered 809,372 17,165,989
HSBC Holdings PLC,
Sponsored ADR 312,914 33,300,308
IG Group Holdings PLC 176,568 3,469,200
IMI PLC 255,435 10,092,549
Imperial Brands PLC 296,999 11,291,142
Inchcape PLC 313,714 3,539,985
Informa PLC 431,577 5,144,680
InterContinental Hotels Group
PLC 15,879 2,551,755
InterContinental Hotels Group
PLC, Sponsored ADR 13,490 2,189,157

228
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
International Workplace Group
PLC 439,986 $ 1,167,051
Intertek Group PLC 72,150 5,670,399
Investec PLC 338,555 2,956,912
Ithaca Energy PLC 247,948 808,163
ITV PLC 2,015,919 2,014,346
J Sainsbury PLC 1,460,031 7,061,624
JD Sports Fashion PLC 1,755,975 2,114,033
JET2 PLC 28,953 600,038
Johnson Matthey PLC 139,559 3,741,206
Keller Group PLC 6,401 260,492
Kingfisher PLC 1,350,736 5,609,586
Legal & General Group PLC 1,397,953 5,651,411
Lion Finance Group PLC 37,888 5,919,681
Lloyds Banking Group PLC 11,018,636 17,008,095
Lloyds Banking Group PLC,
Sponsored ADR 77,604 478,817
London Stock Exchange
Group PLC, Registered 25,124 2,839,416
Man Group PLC 424,232 1,725,291
Marks & Spencer Group PLC 1,709,142 9,317,616
Melrose Industries PLC 583,165 3,565,321
Mitie Group PLC 1,190,279 3,315,763
#Mondi PLC 22,065 264,093
Mondi PLC 272,828 3,275,786
Morgan Sindall Group PLC 33,537 1,999,366
National Grid PLC 108,037 1,730,151
National Grid PLC, Sponsored
ADR 47,840 3,825,765
NatWest Group PLC 1,030,111 9,784,308
NatWest Group PLC, Class
S, ADR 92,999 1,761,401
Next PLC 45,917 9,173,142
Ninety One PLC 297,052 848,286
OSB Group PLC 134,450 1,006,909
Pan African Resources PLC 2,100,515 2,604,867
Pearson PLC 139,873 2,366,103
#Pearson PLC, Sponsored
ADR 89,400 1,514,436
Pennon Group PLC 195,169 1,216,063
Persimmon PLC 230,709 3,436,977
Plus500, Ltd. 61,914 3,257,842
Premier Foods PLC 1,542 4,032
Prudential PLC 197,426 2,965,057
Prudential PLC, Sponsored
ADR 128,706 3,894,644
QinetiQ Group PLC 380,972 2,594,227
Reckitt Benckiser Group PLC 102,045 7,195,938
RELX PLC 32,112 1,126,608
RELX PLC 60,337 2,125,662
RELX PLC, Sponsored ADR 120,824 4,279,586
Rentokil Initial PLC 671,195 3,114,443
#Rentokil Initial PLC, ADR 14,956 349,372
Rightmove PLC 631,704 3,949,638
Rio Tinto PLC 34,321 3,313,491
Rio Tinto PLC, Sponsored
ADR 128,354 12,431,085
Rolls-Royce Holdings PLC 1,400,111 27,656,281
Rotork PLC 361,236 2,363,581
Shares Value
UNITED KINGDOM — (Continued)
RS GROUP PLC 274,961 $ 2,595,752
Sage Group PLC (The) 196,057 2,567,727
Serco Group PLC 840,826 2,733,805
Severn Trent PLC 87,902 3,570,117
Shell PLC 456,220 20,773,273
Shell PLC, ADR 622,951 57,299,033
Smith & Nephew PLC 53,637 836,229
#Smith & Nephew PLC,
Sponsored ADR 181,094 5,715,327
Smiths Group PLC 82,468 2,932,126
Softcat PLC 91,088 2,365,827
Spirax Group PLC 18,245 1,705,221
SSE PLC 273,397 8,631,498
St. James's Place PLC 389,112 5,516,627
Standard Chartered PLC 647,920 19,078,013
Standard Life PLC 151,284 1,879,140
Sunbelt Rentals Holdings, Inc. 117,365 8,358,395
Taylor Wimpey PLC 1,594,689 1,673,921
TBC Bank Group PLC 18,072 1,170,297
Tesco PLC 2,500,966 16,474,980
TP ICAP Group PLC 989,567 4,562,438
Unilever PLC 17,783 1,135,070
Unilever PLC 14,493 929,460
Unilever PLC, ADR 198,109 12,562,092
United Utilities Group PLC 229,705 4,275,206
Vodafone Group PLC 5,158,707 8,181,537
Whitbread PLC 118,209 3,992,902
*Wise Group PLC, Class A 36,674 437,079
WPP PLC 26,026 104,618
#WPP PLC, Sponsored ADR 79,539 1,607,483
TOTAL UNITED KINGDOM 810,093,646
UNITED STATES — (0.1%)
Coeur Mining, Inc. 259,692 3,863,401
Coeur Mining, Inc. 82,301 1,227,108
International Paper Co. 104,527 4,297,383
*James Hardie Industries PLC 82,254 2,149,665
#*Keel Infrastructure Corp. 212,051 841,843
Ovintiv, Inc. 29,943 1,867,422
Sunococorp LLC 216 16,511
TOTAL UNITED STATES 14,263,333
TOTAL COMMON STOCKS 11,909,719,907
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.2%)
Alpargatas SA 3.070% 131,769 318,228
Banco do Estado do Rio
Grande do Sul SA 0.500% 237,362 656,867
Banco Pine SA 0.210% 90,754 233,465
Centrais Eletricas de Santa
Catarina SA 0.980% 4,700 131,204
Cia Energetica de Minas
Gerais 2.080% 528,642 1,179,928
Energisa S/A 4.460% 209 389
Gerdau SA 2.720% 267,190 1,313,691
Isa Energia Brasil SA 1.580% 109,692 580,559
Itau Unibanco Holding SA
4.230% 253,319 2,138,477
Klabin SA 7.780% 4 3

229
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Marcopolo SA 13.090% 530,823 $ 554,785
Petroleo Brasileiro SA -
Petrobras 1.170% 1,193,518 10,199,984
Schulz SA 6.520% 92,300 81,388
Track & Field Co. SA 0.070% 5,200 15,035
Unipar Carbocloro SA
16.090% 56,465 702,277
TOTAL BRAZIL 18,106,280
CHILE — (0.0%)
Embotelladora Andina SA
3.730% 48,172 240,218
TOTAL CHILE 240,218
COLOMBIA — (0.0%)
Grupo Argos SA 5.580% 21,351 87,397
Grupo Aval Acciones y Valores
SA 3.480% 661,261 177,368
Grupo Cibest SA 3.030% 20,884 494,458
Grupo de Inversiones
Suramericana SA 3.910% 29,515 419,286
TOTAL COLOMBIA 1,178,509
GERMANY — (0.2%)
#Dr. Ing. h.c. F. Porsche AG
2.380% 26,335 1,285,920
Draegerwerk AG & Co. KGaA
2.070% 5,317 669,251
Einhell Germany AG, Class P
2.690% 3,963 322,366
#FUCHS SE 3.060% 51,957 2,400,728
Henkel AG & Co. KGaA
2.740% 40,467 3,520,813
Jungheinrich AG 1.190% 38,860 1,088,250
Porsche Automobil Holding SE
5.250% 108,096 3,579,362
#Sartorius AG 0.340% 4,136 1,037,391
Sixt SE, Class A 5.380% 12,417 854,325
STO SE & Co. KGaA 0.320% 1,263 140,374
Villeroy & Boch AG, Class P
5.450% 6,080 109,127
#Volkswagen AG, Class A
7.050% 75,883 6,518,351
TOTAL GERMANY 21,526,258
INDIA — (0.0%)
TVS Motor Co., Ltd. 6.000% 358,080 39,218
TOTAL INDIA 39,218
PHILIPPINES — (0.0%)
Cebu Air, Inc. 6.000% 59,627 29,219
TOTAL PHILIPPINES 29,219
TAIWAN — (0.0%)
TS Financial Holding Co., Ltd.
0.770% 1,149,807 337,980
TOTAL TAIWAN 337,980
TOTAL PREFERRED
STOCKS 41,457,682
Shares Value
TAIWAN — (Continued)
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
08/12/26 3,128 $ 2,758
TOTAL BRAZIL 2,758
CANADA — (0.0%)
*Constellation Software, Inc.
03/31/40 1,839 –
TOTAL CANADA –
CHILE — (0.0%)
*Sonda SA 08/31/26 69,897 3,338
TOTAL CHILE 3,338
GERMANY — (0.0%)
*CENIT AG 08/17/26 4,236 682
TOTAL GERMANY 682
ITALY — (0.0%)
#*Webuild SpA 08/02/30 2,724 –
TOTAL ITALY –
KOREA, REPUBLIC OF — (0.0%)
*Amotech Co., Ltd. 08/25/26 689 –
*Daedong Gear Co., Ltd.
08/11/26 1,184 –
*Hansol Technics Co., Ltd.
08/04/26 6,073 –
*LB Semicon, Inc. 08/26/26 7,041 –
*SG Co., Ltd. 09/04/26 20,173 1,712
TOTAL KOREA, REPUBLIC
OF 1,712
MALAYSIA — (0.0%)
*Hengyuan Refining Co. BHD
10/27/30 41,300 8,540
TOTAL MALAYSIA 8,540
QATAR — (0.0%)
*Baladna 08/17/26 169,071 9,009
TOTAL QATAR 9,009
THAILAND — (0.0%)
*Better World Green PCL
05/18/28 31,783 38
TOTAL THAILAND 38
TOTAL RIGHTS/WARRANTS 26,077
TOTAL INVESTMENT SECURITIES — (98.1%)
(Cost $6,814,087,167) 11,951,203,666
SECURITIES LENDING COLLATERAL — (1.9%)
@§The DFA Short Term
Investment Fund 20,437,950 236,405,772
TOTAL INVESTMENTS — ( 100.0% )
(Cost $7,050,492,939) $ 12,187,609,438
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $282,534,237 which represented 2.4% of the net assets of the Fund.

230
Dimensional World ex U.S. Core Equity 2 ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NYS New York Registry Shares
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 455,664,696 $ 23,944 $ 180,795 $ 455,869,435
Austria ....................... 60,967,520 — — 60,967,520
Belgium ...................... 91,401,175 — — 91,401,175
Brazil ........................ 135,526,773 — — 135,526,773
Canada ...................... 1,001,069,675 — — 1,001,069,675
Chile ......................... 17,488,940 — — 17,488,940
China ........................ 913,242,970 300,744 280,690 913,824,404
Colombia ..................... 4,295,539 144,873 — 4,440,412
Czechia ...................... 3,244,384 — — 3,244,384
Denmark ..................... 135,393,098 — — 135,393,098
Egypt ........................ 539,588 — — 539,588
Finland ....................... 121,716,080 — — 121,716,080
France ....................... 550,791,765 130,289 — 550,922,054
Germany ..................... 603,625,722 2,135 — 603,627,857
Greece ....................... 23,736,055 — — 23,736,055
Hong Kong .................... 115,173,098 602,918 13,704 115,789,720
Hungary ...................... 10,756,657 — — 10,756,657
India ......................... 548,711,491 197,166 — 548,908,657
Indonesia ..................... 34,232,093 — 10,575 34,242,668
Ireland ....................... 47,383,221 — — 47,383,221
Israel ........................ 126,222,203 — — 126,222,203
Italy ......................... 283,111,644 — — 283,111,644
Japan ........................ 1,887,729,643 — — 1,887,729,643
Korea, Republic of .............. 698,530,423 1,437,593 137,956 700,105,972
Kuwait ....................... 22,278,789 — 27,700 22,306,489
Malaysia ...................... 50,231,363 — 78 50,231,441
Mexico ....................... 73,061,448 — — 73,061,448
Netherlands ................... 259,904,202 — — 259,904,202
New Zealand .................. 17,845,498 — — 17,845,498
Norway ....................... 70,286,281 381,979 — 70,668,260
Peru ......................... 2,122,707 — — 2,122,707
Philippines .................... 15,432,318 26,156 1,958 15,460,432
Poland ....................... 52,098,994 — — 52,098,994
Portugal ...................... 33,182,488 — — 33,182,488
Qatar ........................ 17,741,291 — — 17,741,291
Russian Federation ............. — — — —
Saudi Arabia ................... 72,119,331 — — 72,119,331
Singapore ..................... 100,404,099 — — 100,404,099

231
Dimensional World ex U.S. Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
South Africa ................... $ 133,367,471 $ — $ — $ 133,367,471
Spain ........................ 246,235,019 — — 246,235,019
Sweden ...................... 208,399,670 — — 208,399,670
Switzerland .................... 586,586,623 — — 586,586,623
Taiwan ....................... 1,125,325,483 1,552,179 15,461 1,126,893,123
Thailand ...................... — 46,577,932 2,201 46,580,133
Turkey ....................... 19,967,528 — — 19,967,528
United Arab Emirates ............ 56,168,846 — — 56,168,846
United Kingdom ................ 810,093,646 — — 810,093,646
United States .................. 14,263,333 — — 14,263,333
Preferred Stocks
Brazil ........................ 18,106,280 — — 18,106,280
Chile ......................... 240,218 — — 240,218
Colombia ..................... 1,178,509 — — 1,178,509
Germany ..................... 21,526,258 — — 21,526,258
India ......................... 39,218 — — 39,218
Philippines .................... 29,219 — — 29,219
Taiwan ....................... 337,980 — — 337,980
Rights/Warrants
Brazil ........................ — 2,758 — 2,758
Canada ...................... — — — —
Chile ......................... — 3,338 — 3,338
Germany ..................... — 682 — 682
Italy ......................... — — — —
Korea, Republic of .............. — 1,712 — 1,712
Malaysia ...................... 8,540 — — 8,540
Qatar ........................ 9,009 — — 9,009
Thailand ...................... 38 — — 38
Securities Lending Collateral ........ — 236,405,772 — 236,405,772
Total Investments .................
$11,899,146,150 $287,792,170 $671,118> $12,187,609,438
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

1
Dimensional Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATIONS
— (19.3%)
Federal Home Loan Banks
3.250%, 06/09/28 ..... 265 $ 260,591
3.250%, 11/16/28 ..... 25 24,452
Federal Home Loan Mortgage
Corp.
∞ 7.080%, 11/15/38 ..... 130 69,016
Federal National Mortgage
Association
3.500%, 08/01/56, 30 YR
TBA ............... 204,682 181,551,333
6.000%, 08/01/56, 30 YR
TBA ............... 672,806 680,214,751
2.000%, 08/01/56, 30 YR
TBA ............... 577,811 449,970,316
6.500%, 08/01/56, 30 YR
TBA ............... 303,179 312,546,667
2.500%, 08/01/56, 30 YR
TBA ............... 719,726 586,681,238
Government National Mortgage
Association
5.500%, 08/01/56, 30 YR
TBA ............... 191,832 190,562,968
6.000%, 08/01/56, 30 YR
TBA ............... 324,691 329,986,451
Tennessee Valley Authority
7.125%, 05/01/30 ..... 110 120,111
5.250%, 09/15/39 ..... 250 253,161
TOTAL AGENCY
OBLIGATIONS ........... 2,732,241,055
BONDS — (39.7%)
AUSTRALIA — (1.5%)
ANZ New Zealand Int'l, Ltd.
Ω 3.450%, 01/21/28 ...... 200 196,938
APA Infrastructure, Ltd.
2.000%, 07/15/30, MTN . EUR 5,000 5,399,745
ASB Bank, Ltd.
Ω # 2.375%, 10/22/31 ...... 355 312,930
Australia & New Zealand
Banking Group, Ltd.
Ω SOFR+0.81%, FRN,
4.480%, 01/18/27(*) .... 3,532 3,540,677
Ω SOFR+0.68%, FRN,
4.350%, 07/16/27(*) .... 4,372 4,386,550
BBSW3M+1.20%, FRN,
5.707%, 11/04/27(*), MTN AUD 11,000 7,797,632
BBSW3M+1.06%, FRN,
5.522%, 03/31/28(*), MTN AUD 5,117 3,628,359
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.62%, FRN,
4.276%, 06/18/28(*) .... 2,000 $ 2,007,160
Ω SOFR+0.59%, FRN,
4.242%, 12/08/28(*) .... 7,021 7,041,663
BBSW3M+0.86%, FRN,
5.327%, 06/18/29(*), MTN AUD 10,000 7,080,117
Ω SOFR+0.85%, FRN,
4.507%, 12/16/29(*) .... 300 303,253
Bank of New Zealand
Ω 2.870%, 01/27/32 ...... 322 290,442
BHP Billiton Finance USA, Ltd.
4.900%, 02/28/33 ...... 215 211,937
5.250%, 09/08/33 ...... 2,766 2,774,663
4.125%, 02/24/42 ...... 102 84,812
5.000%, 09/30/43 ...... 5,211 4,722,598
Commonwealth Bank of
Australia
Ω SOFR+0.46%, FRN,
4.106%, 11/27/26(*) .... 1,670 1,671,169
SOFR+0.46%, FRN,
4.106%, 11/27/26(*) .... 2,682 2,683,877
BBSW3M+1.15%, FRN,
5.609%, 01/13/28(*), MTN AUD 20,000 14,187,626
Ω SOFR+0.64%, FRN,
4.295%, 03/14/28(*) .... 4,500 4,517,913
BBSW3M+0.95%, FRN,
5.404%, 08/17/28(*), MTN AUD 10,000 7,087,773
BBSW3M+0.87%, FRN,
5.303%, 08/22/29(*), MTN AUD 10,000 7,083,980
Ω SOFR+0.81%, FRN,
4.465%, 03/14/30(*) .... 2,360 2,380,601
Ω SOFR+0.78%, FRN,
4.442%, 10/01/30(*) .... 5,596 5,653,426
CSL Finance PLC
Ω 4.250%, 04/27/32 ...... 866 825,765
Ω 4.625%, 04/27/42 ...... 2,339 2,003,327
Glencore Funding LLC
Ω # 4.875%, 03/12/29 ...... 705 705,545
Ω 2.500%, 09/01/30 ...... 874 790,963
2.500%, 09/01/30 ...... 490 443,446
Ω 2.850%, 04/27/31 ...... 3,751 3,394,881
Ω 2.625%, 09/23/31 ...... 680 601,340
Ω 5.700%, 05/08/33 ...... 5,733 5,836,833
Ω 6.500%, 10/06/33 ...... 3,962 4,198,028
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
4.582%, 07/02/27(*) .... 7,924 7,962,891
Ω # 3.915%, 02/03/28 ...... 353 349,899
Ω SOFR+0.74%, FRN,
4.395%, 06/12/28(*) .... 4,350 4,371,919

2
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
National Australia Bank, Ltd.
Ω SOFR+0.62%, FRN,
4.274%, 06/11/27(*) .... 15,026 $ 15,065,705
BBSW3M+0.70%, FRN,
5.167%, 10/18/27(*), MTN AUD 4,000 2,819,348
Ω # SOFR+0.60%, FRN,
4.275%, 10/26/27(*) .... 900 902,419
BBSW3M+1.20%, FRN,
5.641%, 11/25/27(*), MTN AUD 17,000 12,056,497
Ω SOFR+0.65%, FRN,
4.305%, 06/13/28(*) .... 1,615 1,621,452
BBSW3M+0.90%, FRN,
5.367%, 03/22/29(*), MTN AUD 3,500 2,479,860
Ω SOFR+0.79%, FRN,
4.455%, 01/14/30(*) .... 2,000 2,015,840
Ω 4.951%, 01/10/34 ...... 3,683 3,645,720
NBN Co., Ltd.
Ω 4.000%, 10/01/27 ...... 1,627 1,615,107
Norfina, Ltd.
BBSW3M+0.98%, FRN,
5.445%, 03/19/29(*), MTN AUD 9,500 6,733,317
Northern Star Resources, Ltd.
Ω 6.125%, 04/11/33 ...... 2,080 2,121,746
Rio Tinto Alcan, Inc.
7.250%, 03/15/31 ...... 250 272,589
6.125%, 12/15/33 ...... 4,891 5,131,913
Rio Tinto Finance USA PLC
5.000%, 03/14/32 ...... 15,000 14,987,211
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/40 ...... 3,168 3,029,263
Westpac Banking Corp.
BBSW3M+0.93%, FRN,
5.395%, 09/19/28(*), MTN AUD 5,700 4,037,508
SOFR+0.81%, FRN,
4.480%, 04/16/29(*) .... 2,723 2,742,686
SOFR+0.82%, FRN,
4.482%, 07/01/30(*) .... 6,956 7,014,328
2.150%, 06/03/31 ...... 2,000 1,775,234
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 2,400 2,323,339
TOTAL AUSTRALIA ....... 218,921,760
BELGIUM — (0.1%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39 ...... 2,173 2,154,658
4.350%, 06/01/40 ...... 1 869
4.950%, 01/15/42 ...... 1,706 1,555,239
Belfius Bank SA
3.375%, 05/28/30, MTN . EUR 3,000 3,419,041
Eurogrid GmbH
3.722%, 04/27/30, MTN . EUR 300 347,342
TOTAL BELGIUM ........ 7,477,149
Face
Amount^
Value
(000)
CANADA — (1.7%)
American National Group, Inc.
Ω # 6.144%, 06/13/32 ...... 2,405 $ 2,454,096
# 6.000%, 07/15/35 ...... 2,669 2,604,686
Bank of Montreal
SOFRINDX+0.76%, FRN,
4.411%, 06/04/27(*) .... 5,635 5,654,076
5.203%, 02/01/28 ...... 300 302,465
5.511%, 06/04/31 ...... 2,300 2,348,694
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.266%, 09/15/26(*) .... 500 500,210
SOFRINDX+0.78%, FRN,
4.431%, 06/04/27(*), MTN 5,391 5,408,778
SOFRINDX+1.08%, FRN,
4.756%, 08/01/29(*), MTN 5,555 5,610,345
4.850%, 02/01/30 ...... 2,344 2,342,325
2.150%, 08/01/31 ...... 400 350,135
2.450%, 02/02/32 ...... 530 464,173
5.650%, 02/01/34 ...... 3,661 3,729,998
Barrick North America Finance
LLC
7.500%, 09/15/38 ...... 750 862,382
5.700%, 05/30/41 ...... 6,170 6,050,548
Brookfield Asset Management,
Ltd.
5.795%, 04/24/35 ...... 250 249,786
5.298%, 01/15/36 ...... 250 239,584
Brookfield Finance, Inc.
4.850%, 03/29/29 ...... 133 132,814
# 2.724%, 04/15/31 ...... 205 184,666
6.350%, 01/05/34 ...... 5,135 5,357,558
5.675%, 01/15/35 ...... 9,715 9,691,414
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
4.882%, 10/02/26(*) .... 600 600,965
SOFR+0.94%, FRN,
4.600%, 06/28/27(*) .... 1,665 1,673,358
5.986%, 10/03/28 ...... 128 131,304
3.600%, 04/07/32 ...... 2,600 2,406,969
6.092%, 10/03/33 ...... 19,790 20,690,033
Canadian Natural Resources,
Ltd.
# 2.950%, 07/15/30 ...... 375 348,159
7.200%, 01/15/32 ...... 466 509,188
6.450%, 06/30/33 ...... 5,187 5,520,302
5.850%, 02/01/35 ...... 643 657,751
6.500%, 02/15/37 ...... 2,149 2,281,789
6.250%, 03/15/38 ...... 9,949 10,329,196
Cenovus Energy, Inc.
5.400%, 03/20/36 ...... 250 243,559
5.250%, 06/15/37 ...... 500 475,403
6.750%, 11/15/39 ...... 6,610 7,143,713

3
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 555 $ 558,006
Emera US Finance, LP
2.639%, 06/15/31 ...... 734 653,935
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 1,331 1,508,509
5.500%, 09/15/40 ...... 2,558 2,444,046
Enbridge, Inc.
5.700%, 03/08/33 ...... 170 173,381
Fairfax Financial Holdings, Ltd.
4.625%, 04/29/30 ...... 1,100 1,084,314
3.375%, 03/03/31 ...... 2,220 2,057,023
5.625%, 08/16/32 ...... 971 983,208
6.000%, 12/07/33 ...... 5,650 5,806,926
5.750%, 05/20/35 ...... 250 250,986
Federation des Caisses
Desjardins du Quebec
Ω # 5.250%, 04/26/29 ...... 300 303,323
Ω 4.565%, 08/26/30 ...... 220 216,594
Kinross Gold Corp.
6.250%, 07/15/33 ...... 4,822 5,036,759
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 50 50,429
Magna International, Inc.
# 5.500%, 03/21/33 ...... 8,653 8,737,186
# 5.875%, 06/01/35 ...... 2,895 2,970,768
Manulife Financial Corp.
4.986%, 12/11/35 ...... 3,130 3,015,978
National Bank of Canada
4.500%, 10/10/29 ...... 2,025 2,006,100
Nutrien, Ltd.
5.400%, 06/21/34 ...... 400 400,152
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 3,469 3,822,964
Royal Bank of Canada
SOFRINDX+0.95%, FRN,
4.620%, 01/19/27(*) .... 4,296 4,308,587
SOFRINDX+0.71%, FRN,
4.381%, 01/21/27(*), MTN 5,615 5,627,166
# 5.150%, 02/01/34, MTN . 1,600 1,603,353
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 357 350,576
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 7,137 7,780,523
5.950%, 12/01/34 ...... 400 410,016
6.800%, 05/15/38 ...... 7,789 8,379,803
6.850%, 06/01/39 ...... 1,583 1,711,121
Tampa Electric Co.
6.150%, 05/15/37 ...... 1,793 1,853,875
Toronto-Dominion Bank (The)
SOFR+0.73%, FRN,
4.392%, 04/05/27(*), MTN 5,818 5,831,748
5.156%, 01/10/28 ...... 3,000 3,021,929
Face
Amount^
Value
(000)
CANADA — (Continued)
3.913%, 01/13/28 ...... 500 $ 494,950
4.861%, 01/31/28 ...... 500 501,891
SOFR+0.82%, FRN,
4.496%, 01/31/28(*) .... 52 52,262
4.574%, 06/02/28 ...... 200 199,687
SOFR+0.91%, FRN,
4.561%, 06/02/28(*) .... 2,375 2,393,180
5.523%, 07/17/28, MTN . 400 406,383
SOFR+0.75%, FRN,
4.414%, 10/13/28(*) .... 350 350,820
SOFR+1.03%, FRN,
4.686%, 12/17/29(*) .... 6,232 6,287,196
2.450%, 01/12/32, MTN . 3,010 2,646,696
5.298%, 01/30/32 ...... 10,006 10,117,890
3.200%, 03/10/32, MTN . 3,684 3,351,610
4.456%, 06/08/32 ...... 4,241 4,113,563
4.866%, 04/22/33 ...... 3,987 3,894,136
4.928%, 10/15/35 ...... 1,100 1,055,351
TransCanada PipeLines, Ltd.
4.625%, 03/01/34 ...... 2,391 2,271,454
6.200%, 10/15/37 ...... 839 867,812
7.250%, 08/15/38 ...... 527 588,776
7.625%, 01/15/39 ...... 3,411 3,916,877
6.100%, 06/01/40 ...... 53 53,982
Tucson Electric Power Co.
3.250%, 05/15/32 ...... 750 679,978
5.200%, 09/15/34 ...... 7,130 7,074,194
Videotron, Ltd.
Ω 5.700%, 01/15/35 ...... 2,500 2,457,267
TOTAL CANADA ......... 244,285,661
DENMARK — (0.0%)
Nykredit Realkredit A/S
3.625%, 07/24/30, MTN . EUR 300 344,012
TOTAL DENMARK ....... 344,012
FINLAND — (0.1%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.396%, 03/19/27(*) .... 4,840 4,852,876
Ω SOFR+0.70%, FRN,
4.356%, 03/17/28(*) .... 750 753,310
Ω SOFR+1.02%, FRN,
4.674%, 09/10/29(*) .... 1,855 1,876,207
Ω SOFR+0.83%, FRN,
4.479%, 08/28/30(*) .... 4,450 4,490,575
OP Corporate Bank PLC
2.875%, 06/18/30, MTN . EUR 5,000 5,637,878
TOTAL FINLAND ......... 17,610,846
FRANCE — (0.6%)
Banque Federative du Credit
Mutuel SA
0.625%, 11/19/27, MTN . EUR 2,000 2,229,849
Ω SOFR+0.99%, FRN,
4.660%, 10/16/28(*) .... 7,459 7,513,724

4
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
Ω SOFRINDX+1.23%, FRN,
4.903%, 01/22/30(*) .... 9,532 $ 9,653,724
4.375%, 05/02/30, MTN . EUR 6,500 7,652,200
Ω 4.541%, 01/15/31 ...... 4,743 4,615,407
0.625%, 02/21/31, MTN . EUR 1,900 1,902,854
BNP Paribas SA
Ω 4.400%, 08/14/28 ...... 865 856,751
BPCE SA
Ω # 4.750%, 07/19/27 ...... 246 246,903
3.250%, 01/11/28, MTN . 51 50,022
Ω # 5.125%, 01/18/28 ...... 864 869,700
Ω # 2.700%, 10/01/29 ...... 1,070 1,000,735
3.125%, 09/05/30, MTN . EUR 5,000 5,654,952
Credit Agricole SA
Ω SOFR+0.87%, FRN,
4.524%, 03/11/27(*) .... 3,535 3,547,476
1.375%, 05/03/27, MTN . EUR 100 113,828
# 5.514%, 07/05/33, MTN . 400 405,126
Ω 5.514%, 07/05/33 ...... 1,945 1,969,926
5.365%, 03/11/34 ...... 400 401,873
Ω # 5.365%, 03/11/34 ...... 500 502,342
Credit Mutuel Arkea SA
0.750%, 01/18/30, MTN . EUR 5,000 5,248,039
Electricite de France SA
Ω 4.875%, 09/21/38 ...... 2,000 1,812,592
La Banque Postale SA
4.375%, 01/17/30, MTN . EUR 1,900 2,238,395
L'Oreal SA
Ω 5.000%, 05/20/35 ...... 1,860 1,838,283
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 2,500 2,623,475
Societe Generale SA
Ω 3.000%, 01/22/30 ...... 2,250 2,094,249
Terega SA
0.875%, 09/17/30 ...... EUR 100 102,842
TotalEnergies Capital
International SA
2.986%, 06/29/41 ...... 339 246,103
TotalEnergies Capital SA
5.150%, 04/05/34 ...... 9,111 9,101,170
4.724%, 09/10/34 ...... 9,594 9,319,438
TOTAL FRANCE ......... 83,811,978
GERMANY — (1.3%)
Amprion GmbH
3.162%, 01/15/31, MTN . EUR 1,800 2,029,635
Bayer AG
1.125%, 01/06/30 ...... EUR 1,900 2,018,721
Bayer US Finance II LLC
Ω 4.375%, 12/15/28 ...... 508 501,405
Ω 4.200%, 07/15/34 ...... 400 363,878
Ω 4.625%, 06/25/38 ...... 24,072 21,265,085
Ω 4.650%, 11/15/43 ...... 750 592,781
Ω 4.400%, 07/15/44 ...... 3,030 2,344,558
Face
Amount^
Value
(000)
GERMANY — (Continued)
Bayer US Finance LLC
Ω 6.375%, 11/21/30 ...... 1,621 $ 1,691,910
Ω 6.500%, 11/21/33 ...... 19,614 20,638,506
BMW International Investment
BV
3.125%, 08/27/30, MTN . EUR 11,473 12,994,958
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.431%, 08/13/26(*) .... 300 300,036
Ω SOFR+0.71%, FRN,
4.339%, 08/11/27(*) .... 539 540,699
Ω SOFRINDX+0.92%, FRN,
4.576%, 03/21/28(*) .... 480 482,909
Ω 5.050%, 03/21/30 ...... 100 100,009
Ω 4.150%, 04/09/30 ...... 100 96,927
Ω # 4.850%, 08/13/31 ...... 1,309 1,287,428
Ω 3.700%, 04/01/32 ...... 461 425,420
Ω 5.000%, 03/19/33 ...... 12,119 11,807,652
Ω # 5.150%, 08/11/33 ...... 400 393,468
Ω # 5.150%, 04/02/34 ...... 5,900 5,764,037
Ω 5.400%, 03/21/35 ...... 1,445 1,422,187
Ω # 5.200%, 08/11/35 ...... 650 628,861
Daimler Truck Finance North
America LLC
Ω 3.650%, 04/07/27 ...... 48 47,738
Ω 2.500%, 12/14/31 ...... 400 349,714
Ω 5.500%, 09/20/33 ...... 3,512 3,517,929
Deutsche Bank AG
5.371%, 09/09/27 ...... 40 40,401
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 4,281 4,618,464
EMD Finance LLC
Ω 4.375%, 10/15/30 ...... 3,250 3,179,080
Ω 4.625%, 10/15/32 ...... 8,253 7,997,581
Ω 5.000%, 10/15/35 ...... 1,000 962,786
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 ...... 6,345 5,577,783
Ω # 3.000%, 12/01/31 ...... 457 406,409
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.85%, FRN,
4.482%, 11/15/27(*) .... 500 502,207
Ω SOFR+0.93%, FRN,
4.591%, 03/31/28(*) .... 438 439,835
Ω 5.050%, 08/03/33 ...... 13,006 12,709,447
Ω 5.000%, 01/11/34 ...... 5,070 4,894,588
Ω 5.125%, 08/01/34 ...... 4,804 4,668,747
Ω # 5.450%, 04/01/35 ...... 8,400 8,322,693
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 5,000 5,059,792
Siemens
Financieringsmaatschappij NV
Ω 2.150%, 03/11/31 ...... 570 507,792
2.875%, 03/11/41 ...... 3,174 2,317,371

5
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω 2.875%, 03/11/41 ...... 7,939 $ 5,796,349
T-Mobile USA, Inc.
5.050%, 07/15/33 ...... 500 488,956
4.375%, 04/15/40 ...... 125 105,580
3.000%, 02/15/41 ...... 946 666,157
Traton Finance Luxembourg SA
3.750%, 03/27/30, MTN . EUR 2,700 3,098,991
3.750%, 01/14/31, MTN . EUR 1,900 2,171,543
Volkswagen Group of America
Finance LLC
Ω # 3.750%, 05/13/30 ...... 340 322,144
Ω 5.650%, 03/25/32 ...... 804 807,618
Ω # 5.900%, 09/12/33 ...... 7,576 7,659,323
Ω 5.800%, 03/27/35 ...... 400 395,428
Volkswagen International
Finance NV
4.375%, 05/15/30, MTN . EUR 1,800 2,116,384
TOTAL GERMANY ....... 177,439,900
IRELAND — (0.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
2.450%, 10/29/26 ...... 51 50,772
3.000%, 10/29/28 ...... 2,302 2,212,928
3.300%, 01/30/32 ...... 2,600 2,352,225
3.400%, 10/29/33 ...... 1,960 1,712,077
3.850%, 10/29/41 ...... 4,456 3,470,013
TOTAL IRELAND ......... 9,798,015
ITALY — (0.3%)
ENEL Finance International NV
Ω 7.500%, 10/14/32 ...... 6,519 7,237,265
Ω 5.500%, 06/26/34 ...... 665 661,509
Ω 6.800%, 09/15/37 ...... 1,946 2,085,356
Ω 6.000%, 10/07/39 ...... 6,906 6,870,500
6.000%, 10/07/39 ...... 625 621,787
Eni SpA
Ω 4.750%, 09/12/28 ...... 461 461,712
Ω 4.250%, 05/09/29 ...... 178 175,600
Ω 5.500%, 05/15/34 ...... 1,824 1,820,767
Ω 5.750%, 05/19/35 ...... 200 202,022
Ω 5.700%, 10/01/40 ...... 6,054 5,836,218
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27 ...... 734 729,868
Ω 4.000%, 09/23/29 ...... 2,609 2,537,991
Ω 6.625%, 06/20/33 ...... 4,320 4,615,740
Ω 7.200%, 11/28/33 ...... 8,058 8,894,660
TOTAL ITALY ........... 42,750,995
JAPAN — (2.1%)
7-Eleven, Inc.
Ω 1.300%, 02/10/28 ...... 212 201,326
Ω 1.800%, 02/10/31 ...... 3,953 3,420,598
Ω 2.500%, 02/10/41 ...... 7,078 4,692,021
Aircastle, Ltd.
Ω 5.950%, 02/15/29 ...... 240 244,951
Face
Amount^
Value
(000)
JAPAN — (Continued)
American Honda Finance Corp.
SOFRINDX+0.72%, FRN,
4.382%, 10/05/26(*), MTN 51 $ 51,031
SOFR+0.62%, FRN,
4.276%, 12/11/26(*), MTN 21 21,016
SOFR+0.71%, FRN,
4.373%, 07/09/27(*), MTN 5,457 5,465,196
SOFR+0.87%, FRN,
4.533%, 07/09/27(*) .... 21 21,056
SOFR+0.72%, FRN,
4.393%, 10/22/27(*), MTN 2,750 2,751,732
# SOFR+0.82%, FRN,
4.471%, 03/03/28(*) .... 8,428 8,434,397
SOFR+0.90%, FRN,
4.550%, 09/01/28(*) .... 2,000 2,005,204
SOFR+0.78%, FRN,
4.443%, 01/08/29(*) .... 2,650 2,648,701
# 5.050%, 07/10/31, MTN . 750 745,384
4.850%, 10/23/31 ...... 1,267 1,246,486
5.150%, 07/09/32 ...... 1,239 1,229,442
# 4.900%, 01/10/34, MTN . 8,242 7,961,159
# 5.200%, 03/05/35 ...... 1,765 1,721,681
# 5.100%, 01/08/36 ...... 7,776 7,496,632
Aviation Capital Group LLC
Ω 5.125%, 04/10/30 ...... 1,364 1,356,685
Ω 4.875%, 01/28/33 ...... 2,761 2,650,868
Honda Motor Co., Ltd.
# 4.688%, 07/08/30 ...... 967 954,086
2.967%, 03/10/32 ...... 1,540 1,372,094
# 5.337%, 07/08/35 ...... 15,825 15,548,146
Japan Government Five Year
Bond
0.400%, 09/20/28 ...... JPY 3,000,000 18,393,217
0.500%, 06/20/29 ...... JPY 2,600,000 15,827,138
Japan Government Ten Year
Bond
0.100%, 12/20/28 ...... JPY 3,000,000 18,194,065
JT International Financial
Services BV
Ω 6.875%, 10/24/32 ...... 10,113 10,961,341
Mitsubishi UFJ Financial Group,
Inc.
2.757%, 09/13/26 ...... 266 265,559
3.195%, 07/18/29 ...... 741 708,009
2.559%, 02/25/30 ...... 394 362,760
2.048%, 07/17/30 ...... 736 658,468
3.751%, 07/18/39 ...... 328 271,309
Mizuho Financial Group, Inc.
2.839%, 09/13/26 ...... 51 50,929
3.663%, 02/28/27 ...... 45 44,852
1.631%, 04/08/27, MTN . EUR 2,000 2,282,247
3.170%, 09/11/27 ...... 39 38,446
Nippon Life Insurance Co.
Ω 4.748%, 04/02/31 ...... 6,750 6,664,894
Ω 5.046%, 04/02/33 ...... 750 740,667

6
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
4.910%, 07/02/27(*) .... 200 $ 201,342
6.070%, 07/12/28 ...... 200 204,561
2.710%, 01/22/29 ...... 251 237,941
5.605%, 07/06/29 ...... 600 609,872
3.103%, 01/16/30 ...... 2,045 1,910,349
2.679%, 07/16/30 ...... 1,941 1,764,374
2.608%, 07/14/31 ...... 1,311 1,157,732
2.999%, 01/22/32 ...... 567 504,513
6.087%, 07/12/33 ...... 200 207,565
NTT Finance Corp.
Ω SOFR+1.31%, FRN,
4.974%, 07/16/30(*) .... 6,959 7,086,464
Ω 5.171%, 07/16/32 ...... 18,272 18,085,220
Ω # 5.502%, 07/16/35 ...... 5,584 5,531,774
ORIX Corp.
# 5.000%, 09/13/27 ...... 142 142,692
2.250%, 03/09/31 ...... 100 88,415
# 4.000%, 04/13/32 ...... 3,657 3,458,768
# 5.200%, 09/13/32 ...... 3,046 3,065,383
# 5.400%, 02/25/35 ...... 5,899 5,850,241
Protective Life Corp.
Ω 4.300%, 09/30/28 ...... 372 367,545
Ω 3.400%, 01/15/30 ...... 1,225 1,156,800
Sumitomo Mitsui Financial
Group, Inc.
# 1.402%, 09/17/26 ...... 51 50,837
2.174%, 01/14/27 ...... 51 50,523
3.944%, 07/19/28 ...... 128 126,409
1.902%, 09/17/28 ...... 1,026 968,269
SOFR+0.76%, FRN,
4.423%, 01/15/29(*) .... 7,650 7,652,065
SOFR+1.17%, FRN,
4.832%, 07/09/29(*) .... 7,267 7,334,555
3.040%, 07/16/29 ...... 2,106 2,002,823
5.710%, 01/13/30 ...... 720 736,057
2.750%, 01/15/30 ...... 818 759,166
SOFR+1.05%, FRN,
4.713%, 04/15/30(*) .... 12,250 12,314,925
2.130%, 07/08/30 ...... 3,354 3,005,664
5.852%, 07/13/30 ...... 400 411,675
5.424%, 07/09/31 ...... 10,439 10,569,051
2.222%, 09/17/31 ...... 2,638 2,292,143
5.454%, 01/15/32 ...... 4,125 4,176,101
5.766%, 01/13/33 ...... 3,276 3,357,249
5.776%, 07/13/33 ...... 2,664 2,724,910
5.808%, 09/14/33 ...... 4,871 4,990,588
5.558%, 07/09/34 ...... 1,942 1,955,154
5.632%, 01/15/35 ...... 4,655 4,702,675
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+0.98%, FRN,
4.631%, 09/10/27(*) .... 1,000 1,006,759
Face
Amount^
Value
(000)
JAPAN — (Continued)
Ω SOFR+0.75%, FRN,
4.402%, 09/11/28(*) .... 6,644 $ 6,671,106
Ω SOFR+0.99%, FRN,
4.642%, 03/13/30(*) .... 6,450 6,531,670
Ω 4.800%, 03/05/36 ...... 1,400 1,319,318
Takeda Pharmaceutical Co.,
Ltd.
3.025%, 07/09/40 ...... 305 223,752
Toyota Motor Credit Corp.
SOFR+0.77%, FRN,
4.398%, 08/07/26(*) .... 1,710 1,710,108
4.650%, 09/03/32 ...... 400 390,761
# 4.600%, 03/11/33 ...... 2,684 2,595,280
4.800%, 01/05/34, MTN . 400 390,308
5.350%, 01/09/35 ...... 1,000 1,001,952
TOTAL JAPAN ........... 291,357,197
LUXEMBOURG — (0.1%)
ArcelorMittal SA
4.250%, 07/16/29 ...... 84 82,724
# 6.800%, 11/29/32 ...... 10,814 11,724,021
Eurofins Scientific SE
4.750%, 09/06/30 ...... EUR 1,850 2,205,669
TOTAL LUXEMBOURG .... 14,012,414
NETHERLANDS — (0.5%)
ABN AMRO Bank NV
Ω 4.197%, 07/07/28 ...... 1,430 1,420,190
Ω SOFRINDX+0.75%, FRN,
4.413%, 07/07/28(*) .... 5,843 5,873,150
Cooperatieve Rabobank UA
SOFRINDX+0.90%, FRN,
4.562%, 10/05/26(*) .... 1,973 1,975,398
SOFR+0.60%, FRN,
4.271%, 01/21/28(*) .... 2,051 2,056,953
BBSW3M+0.75%, FRN,
5.196%, 05/26/28(*), MTN AUD 8,000 5,641,506
SOFR+0.59%, FRN,
4.260%, 10/17/28(*) .... 4,400 4,402,440
BBSW3M+0.91%, FRN,
5.382%, 07/17/29(*), MTN AUD 900 637,223
SOFRINDX+0.89%, FRN,
4.560%, 10/17/29(*) .... 5,668 5,717,208
# 5.119%, 06/09/36 ...... 920 896,742
5.250%, 05/24/41 ...... 27,229 26,121,470
Cooperatieve Rabobank UA/NY
SOFRINDX+0.62%, FRN,
4.269%, 08/28/26(*) .... 1,482 1,482,430
SOFR+0.41%, FRN,
4.075%, 01/14/28(*) .... 5,450 5,451,622
Heineken NV
Ω 4.000%, 10/01/42 ...... 1,100 879,513
ING Groep NV
4.550%, 10/02/28 ...... 725 722,719
4.050%, 04/09/29 ...... 252 247,134

7
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
Koninklijke KPN NV
8.375%, 10/01/30 ...... 420 $ 473,446
Koninklijke Philips NV
3.250%, 05/23/30, MTN . EUR 300 341,508
TOTAL NETHERLANDS ... 64,340,652
NEW ZEALAND — (0.7%)
Housing New Zealand, Ltd.
2.183%, 04/24/30, MTN . NZD 5,800 3,169,529
New Zealand Government Bond
4.500%, 05/15/30 ...... NZD 171,500 102,529,726
TOTAL NEW ZEALAND .... 105,699,255
NORWAY — (0.5%)
Aker BP ASA
Ω 3.750%, 01/15/30 ...... 286 274,484
Ω 6.000%, 06/13/33 ...... 6,856 7,039,861
Ω 5.125%, 10/01/34 ...... 10,320 9,938,393
Ω 5.250%, 10/30/35 ...... 1,600 1,537,436
Equinor ASA
3.125%, 04/06/30 ...... 570 539,197
2.375%, 05/22/30 ...... 271 248,540
5.125%, 06/03/35 ...... 1,812 1,796,645
# 4.750%, 11/14/35 ...... 12,655 12,102,253
3.625%, 04/06/40 ...... 14,753 11,959,278
5.100%, 08/17/40 ...... 9,579 9,125,920
4.250%, 11/23/41 ...... 496 422,576
3.950%, 05/15/43 ...... 4,788 3,817,111
4.800%, 11/08/43 ...... 2,424 2,158,868
Kommunalbanken AS
Ω SOFRINDX+0.40%, FRN,
4.050%, 03/03/28(*) .... 6,805 6,822,582
Ω SOFRINDX+0.41%, FRN,
4.072%, 04/09/29(*) .... 500 501,886
TOTAL NORWAY ........ 68,285,030
SINGAPORE — (0.1%)
P3 Group Sarl
4.625%, 02/13/30, MTN . EUR 3,050 3,591,924
Temasek Financial I, Ltd.
2.375%, 08/02/41, MTN . 185 130,244
United Overseas Bank, Ltd.
BBSW3M+0.74%, FRN,
5.243%, 08/08/28(*), MTN AUD 7,800 5,500,249
TOTAL SINGAPORE ...... 9,222,417
SPAIN — (0.3%)
Banco Bilbao Vizcaya
Argentaria SA
3.125%, 07/15/30, MTN . EUR 300 340,399
Banco Santander SA
3.306%, 06/27/29 ...... 202 194,028
3.490%, 05/28/30 ...... 1,000 945,481
SOFR+1.12%, FRN,
4.797%, 11/06/30(*) .... 200 201,301
5.439%, 07/15/31 ...... 1,800 1,821,439
6.938%, 11/07/33 ...... 9,600 10,547,691
Face
Amount^
Value
(000)
SPAIN — (Continued)
Iberdrola International BV
6.750%, 07/15/36 ...... 5,100 $ 5,597,123
New York State Electric & Gas
Corp.
Ω 5.850%, 08/15/33 ...... 528 542,167
Ω 5.300%, 08/15/34 ...... 1,497 1,482,489
Ω 5.050%, 08/15/35 ...... 1,250 1,209,037
Santander Holdings USA, Inc.
3.244%, 10/05/26 ...... 50 49,923
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 5,000 5,721,034
Telefonica Emisiones SA
7.045%, 06/20/36 ...... 11,575 12,466,358
Telefonica Europe BV
8.250%, 09/15/30 ...... 4,516 5,011,319
TOTAL SPAIN ........... 46,129,789
SUPRANATIONAL — (0.5%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.661%, 04/06/27(*), MTN 1,605 1,614,246
SOFRINDX+0.30%, FRN,
3.957%, 06/20/28(*), MTN 2,480 2,484,594
Council of Europe Development
Bank
4.625%, 06/11/27 ...... 1,170 1,170,998
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
3.962%, 02/20/28(*), MTN 5,695 5,709,237
SOFRINDX+0.30%, FRN,
3.933%, 02/16/29(*) .... 6,705 6,718,332
SOFRINDX+0.42%, FRN,
4.090%, 07/22/30(*) .... 2,830 2,845,285
European Investment Bank
SOFRINDX+0.32%, FRN,
3.949%, 08/14/29(*) .... 5,000 5,014,050
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
3.942%, 04/12/27(*) .... 840 840,943
SOFRINDX+0.35%, FRN,
4.011%, 10/04/27(*) .... 2,160 2,165,098
SOFRINDX+0.27%, FRN,
3.927%, 03/20/28(*), MTN 5,126 5,134,662
SOFRINDX+0.35%, FRN,
4.011%, 10/05/28(*) .... 5,435 5,453,705
3.850%, 01/24/29, MTN . AUD 800 549,834
SOFRINDX+0.30%, FRN,
3.931%, 02/15/29(*) .... 2,463 2,466,300
SOFRINDX+0.37%, FRN,
4.046%, 08/01/29(*), MTN 10,329 10,365,872
SOFRINDX+0.39%, FRN,
4.042%, 03/13/30(*) .... 1,775 1,782,235

8
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
3.967%, 09/23/26(*) .... 2,078 $ 2,078,585
SOFRINDX+0.37%, FRN,
4.032%, 01/12/27(*) .... 3,311 3,314,449
SOFRINDX+0.28%, FRN,
3.917%, 02/23/27(*) .... 60 60,041
SOFRINDX+0.27%, FRN,
3.924%, 06/15/27(*) .... 545 545,692
SOFRINDX+0.43%, FRN,
4.062%, 08/19/27(*) .... 1,745 1,750,235
SOFRINDX+0.28%, FRN,
3.911%, 11/18/27(*), MTN 99 99,164
SOFRINDX+0.30%, FRN,
3.931%, 05/15/28(*) .... 2,009 2,012,593
SOFRINDX+0.29%, FRN,
3.926%, 11/22/28(*) .... 1,689 1,692,006
SOFRINDX+0.30%, FRN,
3.971%, 01/24/29(*) .... 710 711,297
International Finance Corp.
SOFRINDX+0.31%, FRN,
3.950%, 08/28/28(*) .... 1,808 1,811,814
SOFRINDX+0.36%, FRN,
4.002%, 08/28/29(*), MTN 400 401,403
SOFRINDX+0.38%, FRN,
4.050%, 10/22/30(*) .... 1,805 1,812,307
TOTAL SUPRANATIONAL . 70,604,977
SWEDEN — (0.1%)
Electrolux AB
2.500%, 05/18/30, MTN . EUR 1,400 1,526,788
Sagax AB
3.375%, 01/26/31, MTN . EUR 1,860 2,079,875
Skandinaviska Enskilda Banken
AB
4.000%, 11/09/26 ...... EUR 500 577,288
Ω SOFR+0.89%, FRN,
4.542%, 03/05/27(*) .... 2,387 2,395,906
Ω # 4.375%, 06/02/28 ...... 1,410 1,406,388
Ω 4.500%, 09/03/30 ...... 300 294,275
Ω SOFRINDX+1.06%, FRN,
4.711%, 09/03/30(*) .... 300 301,576
Svensk Exportkredit AB
SOFRINDX+1.00%, FRN,
4.626%, 08/03/26(*), MTN 622 622,000
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.309%, 05/28/27(*) .... 4,476 4,490,927
Ω # 5.500%, 06/15/28 ...... 50 50,746
0.500%, 02/18/30 ...... EUR 5,000 5,193,195
Swedbank AB
Ω SOFR+1.03%, FRN,
4.668%, 11/20/29(*) .... 1,988 2,011,410
TOTAL SWEDEN ......... 20,950,374
Face
Amount^
Value
(000)
UNITED KINGDOM — (0.7%)
AstraZeneca PLC
6.450%, 09/15/37 ...... 373 $ 404,585
BAE Systems PLC
Ω 5.300%, 03/26/34 ...... 840 839,360
BAT Capital Corp.
# 3.462%, 09/06/29 ...... 101 97,103
4.906%, 04/02/30 ...... 1,549 1,544,666
6.343%, 08/02/30 ...... 1,167 1,223,595
2.726%, 03/25/31 ...... 1,560 1,413,267
4.742%, 03/16/32 ...... 2,101 2,065,169
7.750%, 10/19/32 ...... 4,539 5,119,667
6.421%, 08/02/33 ...... 3,572 3,798,631
4.390%, 08/15/37 ...... 12,196 10,900,670
3.734%, 09/25/40 ...... 223 176,584
7.079%, 08/02/43 ...... 1,335 1,438,663
BAT International Finance PLC
4.448%, 03/16/28 ...... 229 228,293
British Telecommunications,
Ltd.
5.125%, 12/04/28 ...... 452 454,687
Ω 3.250%, 11/08/29 ...... 376 357,130
CK Hutchison International 23,
Ltd.
Ω # 4.875%, 04/21/33 ...... 15,235 15,031,197
Diageo Capital PLC
5.500%, 01/24/33 ...... 208 210,866
3.875%, 04/29/43 ...... 110 85,148
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 200 214,752
HSBC Holdings PLC
6.100%, 01/14/42 ...... 917 942,602
HSBC USA, Inc.
# SOFR+0.96%, FRN,
4.611%, 03/04/27(*) .... 3,378 3,390,084
4.650%, 06/03/28 ...... 1,000 1,000,960
Imperial Brands Finance PLC
Ω 5.875%, 07/01/34 ...... 6,875 6,979,454
LSEG Finance PLC
Ω 2.000%, 04/06/28 ...... 300 287,204
Ω 2.500%, 04/06/31 ...... 1,450 1,292,736
Ω 3.200%, 04/06/41 ...... 12,635 9,348,436
LSEG US Finance Corp.
Ω 4.500%, 03/23/31 ...... 250 243,931
Mead Johnson Nutrition Co.
4.600%, 06/01/44 ...... 400 340,055
NatWest Markets PLC
Ω # SOFR+0.90%, FRN,
4.533%, 05/17/27(*) .... 3,150 3,162,573
Ω SOFR+0.95%, FRN,
4.606%, 03/21/28(*) .... 3,725 3,748,766
Ω # SOFR+1.14%, FRN,
4.773%, 05/17/29(*) .... 11,466 11,558,711
Ω SOFR+1.19%, FRN,
4.846%, 03/21/30(*) .... 785 792,702

9
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
RELX Capital, Inc.
5.250%, 03/27/35 ...... 3,450 $ 3,406,166
Reynolds American, Inc.
7.250%, 06/15/37 ...... 3,820 4,282,650
7.000%, 08/04/41 ...... 1,972 2,116,161
6.150%, 09/15/43 ...... 338 332,892
Smith & Nephew PLC
2.032%, 10/14/30 ...... 675 596,644
Standard Chartered Bank
SOFR+0.65%, FRN,
4.313%, 10/08/26(*), MTN 884 884,644
Vodafone Group PLC
6.150%, 02/27/37 ...... 834 860,286
TOTAL UNITED KINGDOM . 101,171,690
UNITED STATES — (28.4%)
3M Co.
3.050%, 04/15/30 ...... 8,478 7,948,504
# 5.150%, 03/15/35 ...... 1,155 1,141,468
5.700%, 03/15/37, MTN . 336 341,935
Abbott Laboratories
4.750%, 11/30/36 ...... 13,107 12,519,885
6.150%, 11/30/37 ...... 1,196 1,271,209
6.000%, 04/01/39 ...... 1,000 1,049,019
5.300%, 05/27/40 ...... 150 146,728
4.750%, 04/15/43 ...... 1,951 1,723,914
AbbVie, Inc.
5.050%, 03/15/34 ...... 925 918,052
4.300%, 05/14/36 ...... 560 517,514
4.050%, 11/21/39 ...... 7,807 6,670,033
4.400%, 11/06/42 ...... 723 612,165
Accenture Capital, Inc.
4.250%, 10/04/31 ...... 5,990 5,768,219
4.500%, 10/04/34 ...... 5,536 5,200,318
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 ...... 236 209,621
Adobe, Inc.
4.950%, 04/04/34 ...... 1,582 1,547,199
AEP Texas, Inc.
5.200%, 04/15/36 ...... 250 241,533
AES Corp. (The)
Ω 3.950%, 07/15/30 ...... 406 386,670
2.450%, 01/15/31 ...... 2,341 2,070,884
5.800%, 03/15/32 ...... 2,365 2,377,456
Aetna, Inc.
6.625%, 06/15/36 ...... 1,851 1,976,924
6.750%, 12/15/37 ...... 2,258 2,409,075
4.500%, 05/15/42 ...... 1,180 982,147
Affiliated Managers Group, Inc.
3.300%, 06/15/30 ...... 1,359 1,275,246
5.500%, 08/20/34 ...... 2,248 2,209,825
5.500%, 02/15/36 ...... 2,800 2,716,703
Aflac, Inc.
6.450%, 08/15/40 ...... 589 625,640
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
AGCO Corp.
5.800%, 03/21/34 ...... 4,660 $ 4,680,804
Air Products and Chemicals,
Inc.
# 4.850%, 02/08/34 ...... 4,100 4,025,692
Airbnb, Inc.
4.650%, 03/16/31 ...... 880 867,570
Alabama Power Co.
5.850%, 11/15/33 ...... 4,750 4,908,350
5.500%, 03/15/41 ...... 3,500 3,391,736
5.200%, 06/01/41 ...... 316 296,828
3.750%, 03/01/45 ...... 200 149,105
Alexandria Real Estate Equities,
Inc.
5.250%, 05/15/36 ...... 500 479,055
Allegion PLC
3.500%, 10/01/29 ...... 168 160,953
Allegion US Holding Co., Inc.
5.411%, 07/01/32 ...... 875 883,292
Allstate Corp. (The)
5.250%, 03/30/33 ...... 7,975 8,003,637
5.350%, 06/01/33 ...... 845 850,908
5.950%, 04/01/36 ...... 750 775,828
4.500%, 06/15/43 ...... 4,912 4,092,339
Ally Financial, Inc.
8.000%, 11/01/31 ...... 7,591 8,398,771
8.000%, 11/01/31 ...... 10,498 11,585,063
Alphabet, Inc.
4.375%, 11/15/32 ...... 1,827 1,765,311
4.400%, 02/15/33 ...... 5,450 5,227,915
4.700%, 11/15/35 ...... 28,110 26,764,413
1.900%, 08/15/40 ...... 14,039 9,002,312
Altria Group, Inc.
4.800%, 02/14/29 ...... 821 821,408
3.400%, 05/06/30 ...... 2,171 2,057,101
2.450%, 02/04/32 ...... 2,211 1,925,479
# 6.875%, 11/01/33 ...... 1,250 1,363,071
5.800%, 02/14/39 ...... 8,581 8,470,658
3.400%, 02/04/41 ...... 6,592 4,886,895
4.250%, 08/09/42 ...... 6,735 5,342,561
4.500%, 05/02/43 ...... 6,404 5,198,306
Amazon.com, Inc.
4.250%, 03/13/31 ...... 1,410 1,367,734
3.600%, 04/13/32 ...... 1,794 1,670,293
4.550%, 03/13/33 ...... 5,450 5,265,390
4.350%, 03/20/33 ...... 8,460 8,078,373
4.650%, 11/20/35 ...... 2,200 2,072,942
3.875%, 08/22/37 ...... 25,252 21,905,364
2.875%, 05/12/41 ...... 14,885 10,500,337
Amcor Flexibles North America,
Inc.
2.630%, 06/19/30 ...... 894 820,469
Amdocs, Ltd.
2.538%, 06/15/30 ...... 504 453,610

10
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
American Electric Power Co.,
Inc.
2.300%, 03/01/30 ...... 193 $ 176,474
American Tower Corp.
3.800%, 08/15/29 ...... 521 505,515
2.900%, 01/15/30 ...... 364 339,911
2.100%, 06/15/30 ...... 478 428,674
1.875%, 10/15/30 ...... 396 348,841
2.700%, 04/15/31 ...... 2,189 1,972,017
2.300%, 09/15/31 ...... 202 176,361
4.050%, 03/15/32 ...... 859 812,068
American Water Capital Corp.
4.450%, 06/01/32 ...... 586 569,616
5.150%, 03/01/34 ...... 5,000 4,964,058
5.250%, 03/01/35 ...... 1,155 1,145,265
6.593%, 10/15/37 ...... 523 570,668
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 7,430 7,377,667
5.409%, 09/12/34 ...... 2,194 2,100,564
Ameriprise Financial, Inc.
5.150%, 05/15/33 ...... 3,896 3,886,385
5.200%, 04/15/35 ...... 3,878 3,805,948
Amgen, Inc.
6.375%, 06/01/37 ...... 246 261,654
3.150%, 02/21/40 ...... 1,415 1,070,041
5.150%, 11/15/41 ...... 142 131,545
Amphenol Corp.
5.000%, 01/15/35 ...... 200 195,562
Analog Devices, Inc.
2.800%, 10/01/41 ...... 2,966 2,066,435
Aon Corp.
2.800%, 05/15/30 ...... 107 99,109
6.250%, 09/30/40 ...... 2,268 2,388,015
APA Corp.
6.100%, 02/15/35 ...... 500 507,607
5.100%, 09/01/40 ...... 113 101,732
Appalachian Power Co.
5.650%, 04/01/34 ...... 400 403,739
6.375%, 04/01/36 ...... 777 804,075
7.000%, 04/01/38 ...... 1,451 1,590,407
Apple, Inc.
1.650%, 02/08/31 ...... 4,092 3,603,118
2.375%, 02/08/41 ...... 4,350 2,980,442
Applied Materials, Inc.
5.850%, 06/15/41 ...... 1,390 1,393,360
Archer-Daniels-Midland Co.
4.535%, 03/26/42 ...... 200 172,834
Arizona Public Service Co.
2.600%, 08/15/29 ...... 856 801,956
2.200%, 12/15/31 ...... 1,064 919,071
6.350%, 12/15/32 ...... 204 215,249
5.100%, 03/15/36 ...... 250 241,015
4.500%, 04/01/42 ...... 440 370,454
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 449 $ 442,524
2.950%, 02/15/32 ...... 86 75,527
# 5.875%, 04/10/34 ...... 7,035 7,110,878
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 ...... 55 54,958
Ω 2.450%, 08/12/31 ...... 310 270,648
Ω 5.500%, 08/11/32 ...... 5,973 6,009,985
Ω 5.550%, 05/30/33 ...... 1,315 1,309,638
Ω # 5.950%, 10/15/33 ...... 3,200 3,257,601
Ω 5.800%, 04/15/34 ...... 4,775 4,797,022
Assurant, Inc.
2.650%, 01/15/32 ...... 5,060 4,397,624
5.550%, 02/15/36 ...... 500 488,612
Assured Guaranty US Holdings,
Inc.
3.150%, 06/15/31 ...... 800 734,989
AT&T, Inc.
5.400%, 02/15/34 ...... 400 397,394
4.500%, 05/15/35 ...... 2,400 2,202,806
4.900%, 08/15/37 ...... 315 290,464
6.300%, 01/15/38 ...... 550 562,722
4.850%, 03/01/39 ...... 1,542 1,375,136
5.350%, 09/01/40 ...... 400 372,829
6.375%, 03/01/41 ...... 500 511,266
3.500%, 06/01/41 ...... 13,130 9,665,201
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 2,317 2,414,757
# 5.875%, 01/15/34 ...... 10,703 10,670,053
Atlas Warehouse Lending Co.,
LP
Ω 5.250%, 01/15/33 ...... 2,000 1,934,891
Atmos Energy Corp.
5.900%, 11/15/33 ...... 870 906,754
Autodesk, Inc.
# 2.400%, 12/15/31 ...... 6,000 5,211,676
# 5.300%, 06/15/35 ...... 8,200 8,048,490
Automatic Data Processing, Inc.
4.750%, 05/08/32 ...... 4,250 4,211,789
5.000%, 05/07/36 ...... 1,218 1,186,771
AutoNation, Inc.
2.400%, 08/01/31 ...... 1,679 1,465,987
3.850%, 03/01/32 ...... 2,414 2,235,116
# 5.890%, 03/15/35 ...... 1,529 1,532,687
AvalonBay Communities, Inc.
5.000%, 02/15/33 ...... 408 405,066
5.300%, 12/07/33 ...... 500 504,244
5.000%, 08/01/35 ...... 1,000 973,200
Avnet, Inc.
3.000%, 05/15/31 ...... 9,475 8,518,657
5.500%, 06/01/32 ...... 18,912 18,880,314
Baker Hughes Holdings LLC
5.125%, 09/15/40 ...... 11,578 10,796,285

11
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Baker Hughes Holdings LLC/
Baker Hughes Co.-Obligor, Inc.
3.138%, 11/07/29 ...... 230 $ 218,819
4.650%, 06/15/33 ...... 1,418 1,367,301
5.000%, 06/15/36 ...... 5,710 5,480,924
Baltimore Gas and Electric Co.
# 5.150%, 06/01/33 ...... 24,590 24,430,904
5.300%, 06/01/34 ...... 100 99,567
6.350%, 10/01/36 ...... 3,000 3,173,501
Bank of America Corp.
5.875%, 02/07/42, MTN . 5,027 5,056,037
Bank of New York Mellon Corp.
(The)
2.050%, 01/26/27, MTN . 520 514,755
SOFR+0.63%, FRN,
4.303%, 01/22/30(*) .... 3,555 3,554,258
Baxter International, Inc.
2.539%, 02/01/32 ...... 14,576 12,469,734
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 21,215 22,122,575
5.950%, 05/15/37 ...... 19,420 20,042,263
6.500%, 09/15/37 ...... 3,000 3,195,414
Berkshire Hathaway Finance
Corp.
2.875%, 03/15/32 ...... 4,620 4,217,866
5.750%, 01/15/40 ...... 3,810 3,967,197
4.400%, 05/15/42 ...... 47 40,232
4.300%, 05/15/43 ...... 6,866 5,806,167
Best Buy Co., Inc.
4.450%, 10/01/28 ...... 2,477 2,463,240
Biogen, Inc.
2.250%, 05/01/30 ...... 388 352,142
Black Hills Corp.
2.500%, 06/15/30 ...... 1,036 943,127
# 6.150%, 05/15/34 ...... 3,838 3,963,728
6.000%, 01/15/35 ...... 252 256,025
Blackrock Finance, Inc.
2.100%, 02/25/32 ...... 5,300 4,586,965
Blackrock, Inc.
4.750%, 05/25/33 ...... 11,834 11,629,073
5.000%, 03/14/34 ...... 6,247 6,193,518
4.900%, 01/08/35 ...... 10,580 10,379,870
Block Financial LLC
2.500%, 07/15/28 ...... 115 109,677
5.375%, 09/15/32 ...... 400 392,202
Boardwalk Pipelines, LP
4.800%, 05/03/29 ...... 502 501,167
3.400%, 02/15/31 ...... 420 389,194
3.600%, 09/01/32 ...... 1,580 1,447,037
5.375%, 02/15/36 ...... 500 487,456
Boeing Co. (The)
3.200%, 03/01/29 ...... 189 181,736
2.950%, 02/01/30 ...... 2,027 1,895,945
6.125%, 02/15/33 ...... 395 411,386
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.600%, 05/01/34 ...... 444 $ 393,020
3.550%, 03/01/38 ...... 586 476,862
6.875%, 03/15/39 ...... 1,881 2,058,746
5.875%, 02/15/40 ...... 21 20,992
Booz Allen Hamilton, Inc.
# 5.950%, 08/04/33 ...... 1,170 1,163,417
BorgWarner, Inc.
# 5.400%, 08/15/34 ...... 400 397,871
Boston Properties, LP
2.900%, 03/15/30 ...... 795 736,538
# 3.250%, 01/30/31 ...... 1,751 1,613,767
# 2.550%, 04/01/32 ...... 587 506,644
2.450%, 10/01/33 ...... 598 485,975
6.500%, 01/15/34 ...... 7,255 7,568,788
5.750%, 01/15/35 ...... 21,861 21,700,525
Boston Scientific Corp.
7.375%, 01/15/40 ...... 1,704 1,970,524
BP Capital Markets America,
Inc.
2.721%, 01/12/32 ...... 1,250 1,114,123
4.812%, 02/13/33 ...... 12,324 12,069,441
4.893%, 09/11/33 ...... 6,800 6,671,852
4.989%, 04/10/34 ...... 400 393,612
5.227%, 11/17/34 ...... 5,947 5,945,063
3.060%, 06/17/41 ...... 8,122 5,936,792
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 ...... 3,467 3,491,807
Bristol-Myers Squibb Co.
5.900%, 11/15/33 ...... 394 411,628
4.125%, 06/15/39 ...... 14,216 12,335,875
2.350%, 11/13/40 ...... 400 273,014
3.550%, 03/15/42 ...... 777 595,770
4.625%, 05/15/44 ...... 1,090 932,705
Brixmor Operating Partnership,
LP
3.900%, 03/15/27 ...... 20 19,924
4.125%, 05/15/29 ...... 3,547 3,479,152
4.050%, 07/01/30 ...... 2,230 2,152,446
2.500%, 08/16/31 ...... 942 831,504
Broadcom, Inc.
1.950%, 02/15/28 ...... 6,070 5,827,176
4.800%, 04/15/28 ...... 1,170 1,172,078
5.000%, 04/15/30 ...... 3,506 3,508,528
4.600%, 07/15/30 ...... 750 736,626
4.150%, 11/15/30 ...... 7,572 7,279,184
2.450%, 02/15/31 ...... 260 231,446
Ω 4.150%, 04/15/32 ...... 1,961 1,845,155
4.300%, 11/15/32 ...... 489 461,576
# 4.600%, 01/15/33 ...... 4,122 3,929,693
2.600%, 02/15/33 ...... 1,262 1,062,934
3.419%, 04/15/33 ...... 1,335 1,178,478
3.469%, 04/15/34 ...... 3,388 2,926,827
Ω 3.187%, 11/15/36 ...... 2,784 2,214,623
3.500%, 02/15/41 ...... 1,925 1,451,641

12
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 2,092 $ 1,839,687
Brown & Brown, Inc.
2.375%, 03/15/31 ...... 1,340 1,181,041
5.650%, 06/11/34 ...... 400 397,652
Brunswick Corp.
4.400%, 09/15/32 ...... 2,458 2,314,048
Bunge, Ltd. Finance Corp.
2.750%, 05/14/31 ...... 200 181,039
# 4.800%, 03/19/33 ...... 7,394 7,220,639
5.150%, 08/04/35 ...... 940 918,233
5.150%, 03/19/36 ...... 5,812 5,654,670
Burlington Northern Santa Fe
LLC
6.150%, 05/01/37 ...... 2,255 2,398,644
5.750%, 05/01/40 ...... 9,260 9,401,006
5.050%, 03/01/41 ...... 400 376,876
5.400%, 06/01/41 ...... 365 356,499
4.950%, 09/15/41 ...... 110 102,386
4.400%, 03/15/42 ...... 226 193,349
4.450%, 03/15/43 ...... 700 597,601
Burlington Resources LLC
7.200%, 08/15/31 ...... 400 439,685
5.950%, 10/15/36 ...... 130 135,363
Camden Property Trust
4.900%, 01/15/34 ...... 7,609 7,428,601
4.900%, 02/28/36 ...... 1,846 1,763,645
Campbell's Company (The)
4.550%, 03/21/31 ...... 4,589 4,433,390
# 5.400%, 03/21/34 ...... 2,250 2,174,795
Capital One Financial Corp.
6.700%, 11/29/32 ...... 2,917 3,130,929
Capital One NA
2.700%, 02/06/30 ...... 2,907 2,698,004
Cargill, Inc.
Ω 4.000%, 06/22/32 ...... 400 379,923
Ω # 5.125%, 10/11/32 ...... 972 978,896
Carrier Global Corp.
3.377%, 04/05/40 ...... 1,420 1,102,842
Caterpillar Financial Services
Corp.
SOFR+0.38%, FRN,
4.043%, 01/07/27(*) .... 150 150,041
SOFR+0.52%, FRN,
4.152%, 05/14/27(*), MTN 3,760 3,766,430
SOFR+0.58%, FRN,
4.212%, 11/14/28(*) .... 100 100,220
Cboe Global Markets, Inc.
3.000%, 03/16/32 ...... 2,136 1,909,778
CBRE Services, Inc.
5.950%, 08/15/34 ...... 1,862 1,905,135
CenterPoint Energy Resources
Corp.
5.250%, 03/01/28 ...... 8,250 8,331,901
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.400%, 07/01/32 ...... 4,324 $ 4,167,682
5.400%, 07/01/34 ...... 2,643 2,644,435
6.625%, 11/01/37 ...... 5,182 5,514,134
5.850%, 01/15/41 ...... 6,700 6,698,235
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,603 1,401,871
Charles Schwab Corp. (The)
SOFRINDX+1.05%, FRN,
4.701%, 03/03/27(*) .... 4,043 4,058,005
2.300%, 05/13/31 ...... 763 678,451
2.900%, 03/03/32 ...... 1,270 1,140,899
Chevron Corp.
2.978%, 05/11/40 ...... 2,339 1,747,618
Chevron USA, Inc.
1.018%, 08/12/27 ...... 51 49,372
SOFRINDX+0.47%, FRN,
4.114%, 02/26/28(*) .... 1,449 1,452,262
SOFR+0.82%, FRN,
4.489%, 10/15/30(*) .... 900 906,999
4.819%, 04/15/32 ...... 1,005 1,003,573
4.980%, 04/15/35 ...... 136 134,545
4.850%, 10/15/35 ...... 100 97,791
6.000%, 03/01/41 ...... 100 106,262
5.250%, 11/15/43 ...... 4,268 4,064,593
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 1,676 1,607,925
Chubb INA Holdings LLC
5.000%, 03/15/34 ...... 18,606 18,339,821
6.000%, 05/11/37 ...... 977 1,017,849
6.500%, 05/15/38 ...... 100 108,902
Cigna Group (The)
2.375%, 03/15/31 ...... 3,303 2,951,433
# 5.125%, 05/15/31 ...... 300 302,215
4.875%, 09/15/32 ...... 6,527 6,432,522
5.400%, 03/15/33 ...... 5,945 6,002,897
5.250%, 02/15/34 ...... 1,886 1,872,082
5.250%, 01/15/36 ...... 1,210 1,186,504
4.800%, 08/15/38 ...... 29,762 27,437,205
3.200%, 03/15/40 ...... 9,623 7,283,497
6.125%, 11/15/41 ...... 9,480 9,629,377
Cincinnati Financial Corp.
6.125%, 11/01/34 ...... 8,084 8,323,243
Cisco Systems, Inc.
# 4.950%, 02/24/32 ...... 4,202 4,201,799
5.050%, 02/26/34 ...... 6,453 6,393,963
5.100%, 02/24/35 ...... 300 296,692
5.900%, 02/15/39 ...... 29,218 30,169,107
5.500%, 01/15/40 ...... 19,044 18,860,515
Citibank NA
SOFRINDX+1.06%, FRN,
4.711%, 12/04/26(*) .... 4,656 4,665,164
SOFR+0.78%, FRN,
4.432%, 05/29/27(*) .... 800 802,846
5.570%, 04/30/34 ...... 5,465 5,553,598

13
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Citigroup, Inc.
6.875%, 03/05/38 ...... 1,600 $ 1,757,242
8.125%, 07/15/39 ...... 41,708 50,877,154
5.875%, 01/30/42 ...... 4,833 4,824,503
4.650%, 07/30/45 ...... 1,000 845,133
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 300 275,862
CME Group, Inc.
5.300%, 09/15/43 ...... 4,039 3,837,103
CMS Energy Corp.
4.700%, 03/31/43 ...... 544 452,050
CNA Financial Corp.
3.900%, 05/01/29 ...... 779 758,665
2.050%, 08/15/30 ...... 1,445 1,287,168
5.500%, 06/15/33 ...... 5,380 5,391,226
5.125%, 02/15/34 ...... 5,055 4,922,402
5.200%, 08/15/35 ...... 250 240,939
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 6,525 6,530,498
# 6.450%, 06/15/34 ...... 14,063 14,448,685
Comcast Corp.
4.950%, 05/15/32 ...... 100 98,630
# 5.500%, 11/15/32 ...... 800 811,708
4.250%, 01/15/33 ...... 2,615 2,446,441
7.050%, 03/15/33 ...... 3,198 3,483,026
4.800%, 05/15/33 ...... 3,392 3,263,685
# 5.300%, 06/01/34 ...... 2,566 2,520,748
4.200%, 08/15/34 ...... 2,702 2,450,884
# 5.300%, 05/15/35 ...... 989 965,103
5.650%, 06/15/35 ...... 253 251,253
4.400%, 08/15/35 ...... 500 451,816
3.200%, 07/15/36 ...... 6,731 5,439,130
Ω 5.168%, 01/15/37 ...... 900 838,419
6.450%, 03/15/37 ...... 2,900 2,987,673
6.950%, 08/15/37 ...... 6,828 7,250,628
3.900%, 03/01/38 ...... 14,316 11,693,613
6.400%, 05/15/38 ...... 756 766,905
4.600%, 10/15/38 ...... 8,914 7,757,674
6.550%, 07/01/39 ...... 6,605 6,716,081
3.250%, 11/01/39 ...... 19,279 14,015,124
6.400%, 03/01/40 ...... 1,300 1,315,679
3.750%, 04/01/40 ...... 18,076 13,871,199
4.650%, 07/15/42 ...... 4,400 3,541,027
Conagra Brands, Inc.
8.250%, 09/15/30 ...... 1,195 1,326,714
# 5.750%, 08/01/35 ...... 2,142 2,125,856
5.300%, 11/01/38 ...... 14,562 13,445,085
ConocoPhillips Co.
4.850%, 01/15/32 ...... 450 449,088
5.050%, 09/15/33 ...... 1,075 1,074,145
5.900%, 05/15/38 ...... 1,700 1,751,914
6.500%, 02/01/39 ...... 8,026 8,679,875
3.758%, 03/15/42 ...... 5,803 4,542,367
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Consolidated Edison Co. of New
York, Inc.
SOFRINDX+0.52%, FRN,
4.153%, 11/18/27(*) .... 100 $ 100,123
5.200%, 03/01/33 ...... 400 400,750
5.500%, 03/15/34 ...... 400 406,568
5.375%, 05/15/34 ...... 435 436,572
6.200%, 06/15/36 ...... 2,444 2,569,401
6.300%, 08/15/37 ...... 200 211,113
6.750%, 04/01/38 ...... 12,145 13,358,339
5.500%, 12/01/39 ...... 4,610 4,510,671
5.700%, 06/15/40 ...... 681 675,048
4.200%, 03/15/42 ...... 960 783,301
4.450%, 03/15/44 ...... 2,970 2,453,361
Constellation Energy
Generation LLC
6.250%, 10/01/39 ...... 779 795,759
5.750%, 10/01/41 ...... 348 341,915
5.600%, 06/15/42 ...... 1,644 1,559,596
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 9,070 7,923,527
4.900%, 06/01/44 ...... 11,922 9,478,997
COPT Defense Properties, LP
2.750%, 04/15/31 ...... 250 224,366
2.900%, 12/01/33 ...... 100 84,085
Corebridge Financial, Inc.
4.350%, 04/05/42 ...... 21 17,191
Cox Communications, Inc.
Ω 1.800%, 10/01/30 ...... 200 171,727
Ω 5.700%, 06/15/33 ...... 1,056 1,015,582
Ω 5.450%, 09/01/34 ...... 5,350 4,955,765
Ω 4.800%, 02/01/35 ...... 2,773 2,413,885
Ω 8.375%, 03/01/39 ...... 1,787 1,933,277
Ω 4.700%, 12/15/42 ...... 2 1,439
Ω 4.500%, 06/30/43 ...... 7,986 5,705,297
Crown Castle, Inc.
2.250%, 01/15/31 ...... 71 62,552
# 5.100%, 05/01/33 ...... 4,754 4,626,590
2.900%, 04/01/41 ...... 1,080 752,488
CSX Corp.
5.200%, 11/15/33 ...... 1,391 1,398,589
6.220%, 04/30/40 ...... 2,659 2,791,491
5.500%, 04/15/41 ...... 2,000 1,962,289
4.750%, 05/30/42 ...... 2,508 2,227,875
Cummins, Inc.
5.150%, 02/20/34 ...... 298 297,303
5.300%, 05/09/35 ...... 2,550 2,544,688
CVS Health Corp.
4.875%, 07/20/35 ...... 1,036 983,505
4.780%, 03/25/38 ...... 9,594 8,759,528
6.125%, 09/15/39 ...... 1,831 1,861,014
4.125%, 04/01/40 ...... 1,679 1,392,436
5.300%, 12/05/43 ...... 4,174 3,740,578
6.000%, 06/01/44 ...... 12,089 11,668,001

14
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
D.R. Horton, Inc.
5.500%, 10/15/35 ...... 11,550 $ 11,528,939
Darden Restaurants, Inc.
6.300%, 10/10/33 ...... 585 613,606
DCP Midstream Operating, LP
8.125%, 08/16/30 ...... 21 23,295
Ω 6.450%, 11/03/36 ...... 3,654 3,812,668
Ω 6.750%, 09/15/37 ...... 2,516 2,703,279
5.600%, 04/01/44 ...... 2,936 2,707,858
Dell International LLC/EMC
Corp.
5.750%, 02/01/33 ...... 400 407,902
# 5.500%, 04/01/35 ...... 1,000 993,295
3.375%, 12/15/41 ...... 1,921 1,407,847
Dell, Inc.
6.500%, 04/15/38 ...... 2,244 2,342,751
5.400%, 09/10/40 ...... 450 421,411
Devon Energy Corp.
7.875%, 09/30/31 ...... 50 56,441
7.950%, 04/15/32 ...... 1,500 1,698,110
# 5.200%, 09/15/34 ...... 3,435 3,379,068
5.600%, 07/15/41 ...... 13,001 12,474,989
4.750%, 05/15/42 ...... 4,858 4,177,257
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 2,597 2,348,289
Digital Dutch Finco BV
1.500%, 03/15/30 ...... EUR 900 961,927
1.250%, 02/01/31 ...... EUR 8,400 8,629,552
Dollar General Corp.
5.450%, 07/05/33 ...... 150 150,344
Dominion Energy, Inc.
4.900%, 08/01/41 ...... 666 592,382
4.050%, 09/15/42 ...... 1,499 1,170,613
Dow Chemical Co. (The)
# 6.300%, 03/15/33 ...... 920 957,805
5.150%, 02/15/34 ...... 2,550 2,472,253
4.250%, 10/01/34 ...... 1,930 1,731,887
5.350%, 03/15/35 ...... 307 299,264
# 5.650%, 03/15/36 ...... 21,757 21,392,293
5.250%, 11/15/41 ...... 385 341,336
4.375%, 11/15/42 ...... 1,295 1,023,003
4.625%, 10/01/44 ...... 483 382,204
Dr Horton, Inc.
5.000%, 10/15/34 ...... 1,000 970,781
Duke Energy Carolinas LLC
6.450%, 10/15/32 ...... 2,105 2,245,928
6.100%, 06/01/37 ...... 13,289 13,802,197
Duke Energy Corp.
2.450%, 06/01/30 ...... 262 239,277
Duquesne Light Holdings, Inc.
Ω 2.532%, 10/01/30 ...... 1,563 1,396,668
Ω 2.775%, 01/07/32 ...... 2,850 2,495,762
DXC Technology Co.
# 2.375%, 09/15/28 ...... 4,067 3,845,528
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Eagle Materials, Inc.
2.500%, 07/01/31 ...... 1,179 $ 1,043,241
5.000%, 03/15/36 ...... 2,727 2,571,937
eBay, Inc.
6.300%, 11/22/32 ...... 575 606,128
4.000%, 07/15/42 ...... 3,000 2,297,665
EIDP, Inc.
5.125%, 05/15/32 ...... 400 400,555
4.800%, 05/15/33 ...... 3,950 3,831,871
Elevance Health, Inc.
3.650%, 12/01/27 ...... 6,075 6,008,039
2.550%, 03/15/31 ...... 899 808,770
4.950%, 11/01/31 ...... 1,300 1,292,452
4.100%, 05/15/32 ...... 7,400 7,022,530
4.600%, 09/15/32 ...... 6,306 6,119,772
5.500%, 10/15/32 ...... 1,750 1,778,104
4.750%, 02/15/33 ...... 13,906 13,501,213
5.375%, 06/15/34 ...... 13,340 13,316,442
5.950%, 12/15/34 ...... 858 886,734
5.200%, 02/15/35 ...... 12,980 12,776,332
5.000%, 01/15/36 ...... 1,000 961,617
5.850%, 01/15/36 ...... 830 842,337
6.375%, 06/15/37 ...... 7,854 8,232,271
4.625%, 05/15/42 ...... 12,549 10,704,401
4.650%, 01/15/43 ...... 12,386 10,575,963
5.100%, 01/15/44 ...... 6,263 5,539,124
4.650%, 08/15/44 ...... 3,239 2,698,679
Eli Lilly & Co.
4.550%, 10/15/32 ...... 1,659 1,631,134
4.700%, 02/09/34 ...... 2,282 2,232,724
4.600%, 08/14/34 ...... 1,150 1,113,172
5.100%, 02/12/35 ...... 1,876 1,869,044
4.900%, 10/15/35 ...... 8,750 8,563,498
Energy Transfer, LP
5.250%, 04/15/29 ...... 900 907,989
4.150%, 09/15/29 ...... 343 335,751
8.250%, 11/15/29 ...... 50 54,495
5.750%, 02/15/33 ...... 277 282,810
6.550%, 12/01/33 ...... 1,000 1,064,559
6.625%, 10/15/36 ...... 1,538 1,631,114
5.800%, 06/15/38 ...... 2,921 2,907,999
7.500%, 07/01/38 ...... 3,332 3,752,702
6.850%, 02/15/40 ...... 1,000 1,048,734
6.050%, 06/01/41 ...... 9,964 9,858,885
6.500%, 02/01/42 ...... 8,670 8,882,678
6.100%, 02/15/42 ...... 2,009 1,958,090
4.950%, 01/15/43 ...... 21 17,980
5.150%, 02/01/43 ...... 938 818,018
5.950%, 10/01/43 ...... 682 646,311
5.300%, 04/01/44 ...... 1,750 1,541,845
5.150%, 03/15/45 ...... 1,705 1,471,940
Entergy Corp.
2.800%, 06/15/30 ...... 1,000 922,916

15
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Enterprise Products Operating
LLC
5.350%, 01/31/33 ...... 150 $ 152,006
4.850%, 01/31/34 ...... 400 390,318
6.650%, 10/15/34 ...... 296 322,476
4.950%, 02/15/35 ...... 800 779,940
5.750%, 03/01/35 ...... 3,777 3,836,140
5.200%, 01/15/36 ...... 1,163 1,143,965
7.550%, 04/15/38 ...... 6,943 8,027,098
6.125%, 10/15/39 ...... 5,587 5,796,104
6.450%, 09/01/40 ...... 3,010 3,193,511
5.950%, 02/01/41 ...... 9,433 9,575,132
5.700%, 02/15/42 ...... 772 753,971
4.850%, 08/15/42 ...... 2,010 1,791,676
4.450%, 02/15/43 ...... 1,912 1,611,144
4.850%, 03/15/44 ...... 8,268 7,241,978
5.100%, 02/15/45 ...... 750 672,782
EOG Resources, Inc.
5.000%, 07/15/32 ...... 9,738 9,707,419
EPR Properties
3.600%, 11/15/31 ...... 4,087 3,713,968
Equifax, Inc.
2.350%, 09/15/31 ...... 355 309,435
Equinix, Inc.
2.150%, 07/15/30 ...... 205 183,149
3.900%, 04/15/32 ...... 209 194,146
Equitable Holdings, Inc.
7.000%, 04/01/28 ...... 150 155,135
# 5.594%, 01/11/33 ...... 475 480,890
ERAC USA Finance LLC
Ω 4.600%, 05/01/28 ...... 750 749,712
Ω 4.900%, 05/01/33 ...... 7,056 6,902,679
Ω # 5.200%, 10/30/34 ...... 1,224 1,208,201
Ω 5.250%, 04/30/36 ...... 1,000 978,313
Ω 5.625%, 03/15/42 ...... 2,185 2,115,450
ERP Operating, LP
4.650%, 09/15/34 ...... 400 381,679
Estee Lauder Cos., Inc. (The)
4.650%, 05/15/33 ...... 4,605 4,459,477
# 5.000%, 02/14/34 ...... 400 394,360
6.000%, 05/15/37 ...... 1,009 1,041,430
Eversource Energy
# 3.375%, 03/01/32 ...... 5,000 4,559,794
Exelon Corp.
4.950%, 03/15/36 ...... 250 237,377
Expedia Group, Inc.
# 3.250%, 02/15/30 ...... 1,772 1,671,031
# 5.400%, 02/15/35 ...... 1,976 1,923,198
Experian Finance PLC
Ω 4.250%, 02/01/29 ...... 688 679,605
Ω 2.750%, 03/08/30 ...... 302 279,551
Extra Space Storage, LP
2.350%, 03/15/32 ...... 400 344,144
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Exxon Mobil Corp.
2.995%, 08/16/39 ...... 2,049 $ 1,583,943
4.227%, 03/19/40 ...... 31,936 28,047,397
FactSet Research Systems, Inc.
3.450%, 03/01/32 ...... 4,502 4,050,678
Fidelity National Financial, Inc.
4.500%, 08/15/28 ...... 40 39,726
3.400%, 06/15/30 ...... 1,875 1,748,766
2.450%, 03/15/31 ...... 1,732 1,524,303
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 102 71,805
First American Financial Corp.
4.000%, 05/15/30 ...... 1,442 1,379,083
2.400%, 08/15/31 ...... 1,029 888,871
5.450%, 09/30/34 ...... 2,421 2,344,395
FirstEnergy Pennsylvania
Electric Co.
Ω 4.150%, 03/15/28 ...... 2,304 2,288,310
Fiserv, Inc.
# 5.600%, 03/02/33 ...... 5,700 5,679,000
5.625%, 08/21/33 ...... 3,595 3,567,725
5.450%, 03/15/34 ...... 30,900 30,117,965
5.150%, 08/12/34 ...... 250 237,807
# 5.250%, 08/11/35 ...... 500 477,429
Five Corners Funding Trust II
Ω 2.850%, 05/15/30 ...... 3,150 2,910,441
Flex, Ltd.
6.000%, 01/15/28 ...... 499 505,922
4.875%, 06/15/29 ...... 5,701 5,681,746
4.875%, 05/12/30 ...... 3,394 3,346,238
5.250%, 01/15/32 ...... 150 147,662
5.375%, 11/13/35 ...... 500 478,245
Flowserve Corp.
3.500%, 10/01/30 ...... 4,356 4,080,603
2.800%, 01/15/32 ...... 1,958 1,714,845
FMR LLC
Ω 7.570%, 06/15/29 ...... 152 162,507
Ω 6.450%, 11/15/39 ...... 1,575 1,662,040
Ω 5.150%, 02/01/43 ...... 256 231,864
Fortune Brands Innovations,
Inc.
3.250%, 09/15/29 ...... 1,343 1,278,429
4.000%, 03/25/32 ...... 933 875,407
# 5.875%, 06/01/33 ...... 556 571,919
Fox Corp.
# 6.500%, 10/13/33 ...... 5,633 5,912,629
5.476%, 01/25/39 ...... 20,134 19,117,173
Franklin Resources, Inc.
1.600%, 10/30/30 ...... 1,000 874,919
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 180 167,353
GATX Corp.
3.500%, 06/01/32 ...... 400 366,329

16
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.050%, 03/15/34 ...... 613 $ 632,967
General Electric Co.
6.150%, 08/07/37, MTN . 174 183,391
General Mills, Inc.
5.400%, 06/15/40 ...... 1,400 1,339,966
General Motors Co.
4.200%, 10/01/27 ...... 133 132,313
5.400%, 10/15/29 ...... 2,824 2,860,720
# 5.600%, 10/15/32 ...... 1,696 1,723,287
5.000%, 04/01/35 ...... 644 611,643
# 6.250%, 04/15/35 ...... 1,250 1,286,832
# 6.600%, 04/01/36 ...... 13,057 13,759,461
5.150%, 04/01/38 ...... 3,320 3,093,122
6.250%, 10/02/43 ...... 11,375 11,075,788
6.750%, 04/01/46 ...... 3,000 3,059,602
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
4.684%, 02/26/27(*) .... 423 423,877
2.400%, 04/10/28 ...... 703 676,150
# 5.650%, 01/17/29 ...... 311 315,923
4.300%, 04/06/29 ...... 1,439 1,415,950
SOFR+1.29%, FRN,
4.953%, 01/07/30(*) .... 3,617 3,651,686
3.600%, 06/21/30 ...... 1,393 1,320,257
2.350%, 01/08/31 ...... 1,667 1,481,166
5.750%, 02/08/31 ...... 371 378,632
2.700%, 06/10/31 ...... 1,464 1,305,523
3.100%, 01/12/32 ...... 2,038 1,827,961
5.625%, 04/04/32 ...... 6,081 6,172,564
# 6.400%, 01/09/33 ...... 2,843 2,981,540
6.100%, 01/07/34 ...... 1,130 1,162,245
5.950%, 04/04/34 ...... 3,827 3,897,694
5.450%, 09/06/34 ...... 2,267 2,230,847
6.150%, 07/15/35 ...... 603 616,936
# 5.450%, 01/08/36 ...... 170 166,043
Georgia Power Co.
4.950%, 05/17/33 ...... 3,939 3,894,931
5.250%, 03/15/34 ...... 691 689,472
4.300%, 03/15/42 ...... 2,339 1,954,431
Georgia-Pacific LLC
8.875%, 05/15/31 ...... 708 823,746
Ω 4.900%, 05/15/33 ...... 300 294,676
Gilead Sciences, Inc.
# 5.100%, 06/15/35 ...... 836 827,298
4.600%, 09/01/35 ...... 200 190,888
2.600%, 10/01/40 ...... 1,610 1,136,161
5.650%, 12/01/41 ...... 6,623 6,552,852
4.800%, 04/01/44 ...... 10,849 9,480,171
Global Payments, Inc.
3.200%, 08/15/29 ...... 7,026 6,629,762
2.900%, 05/15/30 ...... 564 515,168
2.900%, 11/15/31 ...... 1,358 1,186,318
# 5.400%, 08/15/32 ...... 3,207 3,160,000
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.400%, 03/15/33 ...... 6,424 $ 6,246,352
5.550%, 11/15/35 ...... 9,739 9,275,163
Goldman Sachs Group, Inc.
(The)
2.600%, 02/07/30 ...... 1,985 1,833,194
3.800%, 03/15/30 ...... 2,351 2,260,874
# 6.125%, 02/15/33 ...... 2,587 2,726,501
6.250%, 02/01/41 ...... 27,845 28,633,527
4.800%, 07/08/44, MTN . 381 324,698
GXO Logistics, Inc.
6.500%, 05/06/34 ...... 1,264 1,309,584
Halliburton Co.
# 4.850%, 11/15/35 ...... 10,708 10,160,569
6.700%, 09/15/38 ...... 9,354 10,057,383
7.450%, 09/15/39 ...... 7,853 8,964,171
4.500%, 11/15/41 ...... 1,760 1,505,323
4.750%, 08/01/43 ...... 7,686 6,507,684
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 02/14/27 ...... 1,044 1,031,604
Hartford Insurance Group, Inc.
(The)
5.950%, 10/15/36 ...... 250 256,802
6.100%, 10/01/41 ...... 86 87,833
Hasbro, Inc.
6.050%, 05/14/34 ...... 2,550 2,625,992
# 6.350%, 03/15/40 ...... 11,351 11,662,337
5.100%, 05/15/44 ...... 600 509,662
HCA, Inc.
5.500%, 03/01/32 ...... 1,400 1,415,070
7.500%, 11/06/33 ...... 4,067 4,519,922
5.600%, 04/01/34 ...... 470 472,582
4.375%, 03/15/42 ...... 3,900 3,205,331
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30 ...... 253 227,901
Ω 5.450%, 06/15/34 ...... 6,190 6,125,698
Healthcare Realty Holdings, LP
3.625%, 01/15/28 ...... 2,342 2,300,711
3.100%, 02/15/30 ...... 653 610,597
2.400%, 03/15/30 ...... 2,893 2,626,725
2.050%, 03/15/31 ...... 51 44,220
# 2.000%, 03/15/31 ...... 445 387,122
Helmerich & Payne, Inc.
2.900%, 09/29/31 ...... 3,100 2,752,482
5.500%, 12/01/34 ...... 200 193,677
Hess Corp.
7.300%, 08/15/31 ...... 190 209,263
7.125%, 03/15/33 ...... 200 221,958
6.000%, 01/15/40 ...... 4,211 4,321,947
5.600%, 02/15/41 ...... 10,674 10,504,089
Hewlett Packard Enterprise Co.
5.000%, 10/15/34 ...... 200 191,628

17
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
HF Sinclair Corp.
5.500%, 09/01/32 ...... 9,435 $ 9,436,407
6.250%, 01/15/35 ...... 3,600 3,693,265
Highwoods Realty, LP
3.050%, 02/15/30 ...... 2,450 2,277,063
2.600%, 02/01/31 ...... 730 648,564
5.350%, 01/15/33 ...... 2,250 2,205,597
7.650%, 02/01/34 ...... 2,283 2,508,283
Home Depot, Inc. (The)
4.850%, 06/25/31 ...... 500 501,509
5.875%, 12/16/36 ...... 3,450 3,585,022
3.300%, 04/15/40 ...... 4,167 3,245,131
5.400%, 09/15/40 ...... 1,294 1,264,986
5.950%, 04/01/41 ...... 3,375 3,464,731
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 6,284 5,958,051
2.900%, 12/15/31 ...... 964 852,542
5.500%, 04/15/35 ...... 5,053 4,970,313
HP, Inc.
2.650%, 06/17/31 ...... 1,376 1,222,069
# 6.100%, 04/25/35 ...... 500 512,883
# 6.000%, 09/15/41 ...... 3,206 3,160,037
Humana, Inc.
5.875%, 03/01/33 ...... 3,083 3,135,078
5.950%, 03/15/34 ...... 250 253,883
# 5.550%, 05/01/35 ...... 2,750 2,703,535
Huntington Bancshares, Inc.
2.550%, 02/04/30 ...... 1,925 1,767,890
Hyatt Hotels Corp.
5.375%, 12/15/31 ...... 3,549 3,566,037
# 5.400%, 12/15/35 ...... 1,354 1,318,619
IBM International Capital Pte,
Ltd.
4.900%, 02/05/34 ...... 11,550 11,118,235
5.250%, 02/05/44 ...... 9,083 7,950,614
IHG Finance LLC
3.375%, 09/10/30, MTN . EUR 1,850 2,094,664
Illumina, Inc.
2.550%, 03/23/31 ...... 51 45,635
Indiana Michigan Power Co.
6.050%, 03/15/37 ...... 500 518,516
Intel Corp.
4.150%, 08/05/32 ...... 1,250 1,176,310
4.600%, 03/25/40 ...... 11,581 10,017,082
2.800%, 08/12/41 ...... 4,978 3,337,443
4.800%, 10/01/41 ...... 6,398 5,493,534
4.250%, 12/15/42 ...... 6,338 4,978,833
5.625%, 02/10/43 ...... 16,686 15,405,259
Intercontinental Exchange, Inc.
2.100%, 06/15/30 ...... 2,764 2,496,421
5.250%, 06/15/31 ...... 4,262 4,313,949
4.600%, 03/15/33 ...... 2,600 2,514,878
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
International Business Machines
Corp.
3.500%, 05/15/29 ...... 113 $ 109,230
5.000%, 02/10/32 ...... 896 889,278
4.400%, 07/27/32 ...... 525 502,355
4.600%, 02/03/33 ...... 891 854,153
4.750%, 02/06/33 ...... 620 603,711
4.950%, 02/03/36 ...... 3,243 3,059,477
4.150%, 05/15/39 ...... 32,222 26,796,902
5.600%, 11/30/39 ...... 19,261 18,680,928
2.850%, 05/15/40 ...... 13,239 9,214,070
# 4.000%, 06/20/42 ...... 5,322 4,088,091
International Paper Co.
# 6.000%, 11/15/41 ...... 435 429,568
Interstate Power and Light Co.
5.700%, 10/15/33 ...... 1,098 1,115,830
4.950%, 09/30/34 ...... 350 337,770
5.600%, 06/29/35 ...... 100 100,544
6.250%, 07/15/39 ...... 200 207,081
Invitation Homes Operating
Partnership, LP
4.150%, 04/15/32 ...... 346 326,410
Jabil, Inc.
4.250%, 05/15/27 ...... 20 19,940
3.600%, 01/15/30 ...... 1,402 1,331,698
3.000%, 01/15/31 ...... 1,398 1,271,847
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 7,607 6,756,392
5.670%, 06/08/32 ...... 2,041 2,033,120
6.150%, 01/15/37 ...... 1,730 1,691,147
Jacobs Engineering Group, Inc.
# 5.900%, 03/01/33 ...... 17,849 18,161,773
Jacobs Solutions, Inc.
5.375%, 03/03/36 ...... 500 481,622
Jefferies Financial Group, Inc.
5.875%, 07/21/28 ...... 268 272,787
4.150%, 01/23/30 ...... 5,766 5,533,187
2.625%, 10/15/31 ...... 6,561 5,683,870
2.750%, 10/15/32 ...... 1,531 1,298,762
6.200%, 04/14/34 ...... 11,313 11,415,337
6.250%, 01/15/36 ...... 5,211 5,236,034
6.500%, 01/20/43 ...... 550 539,289
6.625%, 10/23/43 ...... 424 411,859
Jersey Central Power & Light
Co.
Ω 2.750%, 03/01/32 ...... 291 256,271
5.100%, 01/15/35 ...... 7,302 7,136,688
5.150%, 01/15/36 ...... 4,150 4,028,726
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.252%, 06/11/27(*), MTN 178 178,411
Johnson & Johnson
3.625%, 03/03/37 ...... 6,131 5,394,041
3.400%, 01/15/38 ...... 3,074 2,611,516

18
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.850%, 07/15/38 ...... 1,150 $ 1,219,565
2.100%, 09/01/40 ...... 1,150 780,486
4.500%, 09/01/40 ...... 1,150 1,061,044
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 11,990 12,838,611
5.500%, 10/15/40 ...... 15,190 14,983,011
5.600%, 07/15/41 ...... 7,823 7,716,841
5.400%, 01/06/42 ...... 3,782 3,660,425
JPMorgan Chase Bank NA
SOFR+1.00%, FRN,
4.652%, 12/08/26(*) .... 1,787 1,790,503
Juniper Networks, Inc.
2.000%, 12/10/30 ...... 1,161 1,013,584
Kellanova
5.250%, 03/01/33 ...... 1,200 1,202,174
Kemper Corp.
# 3.800%, 02/23/32 ...... 7,190 6,411,213
KeyCorp
2.550%, 10/01/29, MTN . 156 145,284
Kimco Realty OP LLC
2.700%, 10/01/30 ...... 213 196,189
2.250%, 12/01/31 ...... 106 92,635
4.600%, 02/01/33 ...... 150 145,223
4.850%, 03/01/35 ...... 100 96,217
# 5.300%, 02/01/36 ...... 3,696 3,667,319
Kinder Morgan Energy Partners,
LP
7.750%, 03/15/32 ...... 530 595,430
7.300%, 08/15/33 ...... 1,972 2,186,377
5.800%, 03/15/35 ...... 746 760,313
6.500%, 02/01/37 ...... 1,077 1,142,576
6.950%, 01/15/38, MTN . 5,644 6,166,202
6.500%, 09/01/39 ...... 5,866 6,131,087
6.550%, 09/15/40 ...... 2,392 2,513,612
7.500%, 11/15/40 ...... 305 346,750
6.375%, 03/01/41 ...... 2,177 2,241,478
5.625%, 09/01/41 ...... 51 48,650
5.000%, 08/15/42 ...... 56 49,129
4.700%, 11/01/42 ...... 496 419,526
5.000%, 03/01/43 ...... 259 227,072
5.500%, 03/01/44 ...... 5,043 4,620,677
Kinder Morgan, Inc.
7.800%, 08/01/31, MTN . 172 192,950
7.750%, 01/15/32, MTN . 3,122 3,504,774
Kraft Heinz Foods Co.
5.000%, 07/15/35 ...... 167 159,509
6.875%, 01/26/39 ...... 1,743 1,863,917
Ω 7.125%, 08/01/39 ...... 4,128 4,470,326
4.625%, 10/01/39 ...... 582 503,455
6.500%, 02/09/40 ...... 4,179 4,296,145
5.000%, 06/04/42 ...... 1,437 1,242,828
Kroger Co. (The)
6.900%, 04/15/38 ...... 35 38,437
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Las Vegas Sands Corp.
3.900%, 08/08/29 ...... 6,093 $ 5,872,514
5.300%, 05/15/31 ...... 1,783 1,759,455
5.650%, 05/18/33 ...... 19,145 18,908,877
6.200%, 08/15/34 ...... 300 302,938
Lazard Group LLC
4.375%, 03/11/29 ...... 559 550,894
Lear Corp.
4.250%, 05/15/29 ...... 1,404 1,377,474
3.500%, 05/30/30 ...... 1,252 1,185,410
2.600%, 01/15/32 ...... 370 323,418
Legg Mason, Inc.
5.625%, 01/15/44 ...... 1,204 1,148,040
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29 ...... 2,249 2,228,042
4.625%, 12/02/30 ...... EUR 1,860 2,220,787
Ω 6.500%, 03/15/35 ...... 1,510 1,583,664
Liberty Utilities Finance GP 1
Ω 2.050%, 09/15/30 ...... 51 45,313
Lincoln National Corp.
3.050%, 01/15/30 ...... 2,467 2,315,101
# 3.400%, 01/15/31 ...... 4,074 3,794,551
3.400%, 03/01/32 ...... 2,557 2,314,414
5.852%, 03/15/34 ...... 1,175 1,180,867
# 5.350%, 11/15/35 ...... 500 483,000
6.150%, 04/07/36 ...... 234 234,989
7.000%, 06/15/40 ...... 10,682 11,410,801
LKQ Corp.
# 6.250%, 06/15/33 ...... 5,251 5,348,197
Lockheed Martin Corp.
5.000%, 08/15/35 ...... 1,155 1,138,965
6.150%, 09/01/36 ...... 316 336,787
Loews Corp.
4.940%, 04/01/36 ...... 3,400 3,249,761
4.125%, 05/15/43 ...... 2,222 1,787,486
Lowe's Cos., Inc.
5.000%, 04/15/40 ...... 56 51,824
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 400 403,054
5.650%, 03/15/35 ...... 3,160 3,083,092
LYB International Finance III
LLC
5.125%, 01/15/31 ...... 4,805 4,768,902
5.625%, 05/15/33 ...... 2,559 2,552,824
5.500%, 03/01/34 ...... 5,838 5,735,943
# 6.150%, 05/15/35 ...... 6,250 6,343,959
# 5.875%, 01/15/36 ...... 13,422 13,323,388
3.375%, 10/01/40 ...... 3,656 2,629,088
Marathon Petroleum Corp.
5.700%, 03/01/35 ...... 1,100 1,111,142
6.500%, 03/01/41 ...... 9,742 10,183,946
4.750%, 09/15/44 ...... 1,000 840,924
Marriott International, Inc.
5.500%, 04/15/37 ...... 1,200 1,179,664

19
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.100%, 05/01/38 ...... 2,099 $ 1,968,268
Mars, Inc.
Ω 4.750%, 04/20/33 ...... 14,914 14,567,441
Ω 3.600%, 04/01/34 ...... 396 353,796
Ω 3.875%, 04/01/39 ...... 1,228 1,033,803
Ω 2.375%, 07/16/40 ...... 200 137,069
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.328%, 11/08/27(*) .... 449 450,328
5.400%, 09/15/33 ...... 213 215,332
5.150%, 03/15/34 ...... 3,100 3,068,582
4.750%, 03/15/39 ...... 7,138 6,560,568
Marsh McLennan Cos., Inc.
4.850%, 11/15/31 ...... 975 967,150
Mastercard, Inc.
# 1.900%, 03/15/31 ...... 1,805 1,592,559
4.350%, 01/15/32 ...... 8,975 8,737,443
4.850%, 03/09/33 ...... 8,746 8,679,621
4.875%, 05/09/34 ...... 13,012 12,827,570
4.550%, 01/15/35 ...... 5,888 5,639,972
McDonald's Corp.
6.300%, 10/15/37, MTN . 147 156,901
Merck & Co., Inc.
2.150%, 12/10/31 ...... 1,656 1,445,842
4.450%, 12/04/32 ...... 7,519 7,315,904
4.500%, 05/17/33 ...... 1,490 1,448,774
4.950%, 09/15/35 ...... 14,852 14,487,555
4.750%, 12/04/35 ...... 9,351 8,979,301
3.900%, 03/07/39 ...... 4,347 3,712,976
2.350%, 06/24/40 ...... 20,163 13,934,170
3.600%, 09/15/42 ...... 371 284,663
4.150%, 05/18/43 ...... 505 412,088
4.900%, 05/17/44 ...... 1,108 979,485
5.500%, 03/15/46 ...... 2,420 2,285,108
Meta Platforms, Inc.
4.600%, 05/15/28 ...... 6,213 6,224,551
3.850%, 08/15/32 ...... 11,223 10,399,008
4.950%, 05/15/33 ...... 750 732,634
4.750%, 08/15/34 ...... 3,996 3,802,128
4.875%, 11/15/35 ...... 856 802,990
5.500%, 11/15/45 ...... 6,546 5,662,472
MetLife, Inc.
6.500%, 12/15/32 ...... 1,015 1,093,107
# 5.375%, 07/15/33 ...... 2,825 2,865,412
5.300%, 12/15/34 ...... 410 409,440
5.700%, 06/15/35 ...... 395 402,918
5.875%, 02/06/41 ...... 6,396 6,426,710
4.125%, 08/13/42 ...... 5,672 4,604,282
4.875%, 11/13/43 ...... 801 709,996
Micron Technology, Inc.
2.703%, 04/15/32 ...... 923 816,936
3.366%, 11/01/41 ...... 440 326,547
Mid-America Apartments, LP
5.300%, 02/15/32 ...... 9,274 9,373,126
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.650%, 01/15/33 ...... 3,233 $ 3,126,787
5.000%, 03/15/34 ...... 1,600 1,563,326
4.950%, 03/01/35 ...... 1,150 1,115,522
Mississippi Power Co.
4.250%, 03/15/42 ...... 1,005 819,370
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 2,341 2,048,668
Morgan Stanley
# 7.250%, 04/01/32 ...... 1,135 1,261,422
6.375%, 07/24/42 ...... 6,940 7,236,993
Mosaic Co. (The)
# 5.450%, 11/15/33 ...... 770 766,477
4.875%, 11/15/41 ...... 11,510 10,014,006
Motorola Solutions, Inc.
2.300%, 11/15/30 ...... 1,937 1,731,294
2.750%, 05/24/31 ...... 2,781 2,500,540
5.600%, 06/01/32 ...... 1,853 1,884,578
MPLX, LP
5.500%, 06/01/34 ...... 1,200 1,195,149
5.400%, 09/15/35 ...... 500 490,076
5.300%, 04/01/36 ...... 250 242,013
4.500%, 04/15/38 ...... 2,508 2,220,495
National Fuel Gas Co.
2.950%, 03/01/31 ...... 5,881 5,329,526
5.950%, 03/15/35 ...... 1,000 1,016,742
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.477%, 02/05/27(*), MTN 300 300,729
4.750%, 02/07/28 ...... 100 100,250
8.000%, 03/01/32 ...... 1,238 1,405,193
National Securities Clearing
Corp.
Ω SOFR+0.57%, FRN,
4.208%, 05/20/27(*) .... 1,940 1,944,471
NBCUniversal Media LLC
6.400%, 04/30/40 ...... 295 316,427
5.950%, 04/01/41 ...... 1,281 1,317,857
4.450%, 01/15/43 ...... 1,820 1,559,264
Nestle Capital Corp.
Ω 4.750%, 03/12/31 ...... 7,000 6,958,714
Ω 4.875%, 03/12/34 ...... 4,240 4,185,402
Nestle Holdings, Inc.
Ω 5.000%, 03/14/28 ...... 2,400 2,421,433
Ω 3.625%, 09/24/28 ...... 5,572 5,478,323
Ω 5.000%, 09/12/30 ...... 4,664 4,717,076
Ω 4.850%, 03/14/33 ...... 250 248,096
Ω 3.900%, 09/24/38 ...... 22,883 20,007,179
NewMarket Corp.
2.700%, 03/18/31 ...... 2,860 2,569,696
Newmont Corp.
5.450%, 06/09/44 ...... 434 407,883

20
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
NextEra Energy Capital
Holdings, Inc.
4.850%, 02/04/28 ...... 150 $ 150,598
SOFRINDX+0.80%, FRN,
4.477%, 02/04/28(*) .... 1,160 1,164,451
1.900%, 06/15/28 ...... 200 190,143
2.250%, 06/01/30 ...... 1,183 1,073,029
2.440%, 01/15/32 ...... 6,962 6,061,787
5.300%, 03/15/32 ...... 9,695 9,748,862
5.000%, 07/15/32 ...... 4,340 4,309,101
5.050%, 02/28/33 ...... 2,810 2,770,275
5.250%, 03/15/34 ...... 3,951 3,925,665
5.450%, 03/15/35 ...... 7,265 7,194,748
NIKE, Inc.
3.250%, 03/27/40 ...... 5,335 4,126,846
NiSource, Inc.
5.250%, 02/15/43 ...... 21 19,007
NNN REIT, Inc.
5.600%, 10/15/33 ...... 400 404,136
NOV, Inc.
3.950%, 12/01/42 ...... 15,017 11,350,912
Novartis Capital Corp.
# 4.000%, 09/18/31 ...... 125 120,871
# 4.300%, 11/05/32 ...... 14,533 14,045,546
4.600%, 03/18/33 ...... 18,850 18,398,094
4.200%, 09/18/34 ...... 6,101 5,761,467
4.600%, 11/05/35 ...... 2,994 2,862,801
4.900%, 03/18/36 ...... 1,848 1,795,765
4.400%, 05/06/44 ...... 480 404,445
Nucor Corp.
3.125%, 04/01/32 ...... 1,275 1,160,479
5.100%, 06/01/35 ...... 709 699,827
6.400%, 12/01/37 ...... 500 536,831
NVIDIA Corp.
3.500%, 04/01/40 ...... 4,697 3,737,904
Oklahoma Gas and Electric Co.
5.850%, 06/01/40 ...... 1,627 1,628,493
5.250%, 05/15/41 ...... 332 310,232
4.550%, 03/15/44 ...... 50 41,492
Omnicom Group, Inc.
# 5.300%, 06/02/36 ...... 250 237,361
3.375%, 03/01/41 ...... 158 112,861
ONE Gas, Inc.
4.250%, 09/01/32 ...... 400 385,940
ONEOK Partners, LP
6.650%, 10/01/36 ...... 50 53,198
6.850%, 10/15/37 ...... 6,500 7,012,149
6.125%, 02/01/41 ...... 1,643 1,648,493
ONEOK, Inc.
4.350%, 03/15/29 ...... 1,078 1,064,910
3.400%, 09/01/29 ...... 704 675,150
6.350%, 01/15/31 ...... 3,456 3,613,061
6.100%, 11/15/32 ...... 395 410,219
5.050%, 11/01/34 ...... 511 492,564
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.000%, 06/15/35 ...... 400 $ 408,844
5.400%, 10/15/35 ...... 2,314 2,265,667
Oracle Corp.
2.950%, 04/01/30 ...... 77 69,271
3.800%, 11/15/37 ...... 1,703 1,283,470
3.600%, 04/01/40 ...... 960 664,142
5.375%, 07/15/40 ...... 4,021 3,356,442
3.650%, 03/25/41 ...... 345 234,018
Ovintiv, Inc.
# 6.250%, 07/15/33 ...... 2,589 2,700,320
6.500%, 08/15/34 ...... 2,580 2,723,172
6.625%, 08/15/37 ...... 5,500 5,801,567
6.500%, 02/01/38 ...... 5,330 5,529,481
Owens Corning
3.950%, 08/15/29 ...... 43 41,929
3.875%, 06/01/30 ...... 281 269,602
PACCAR Financial Corp.
# 5.000%, 03/22/34, MTN . 759 751,357
Parker-Hannifin Corp.
6.250%, 05/15/38, MTN . 1,334 1,426,616
PayPal Holdings, Inc.
# 5.150%, 06/01/34 ...... 15,420 15,107,103
# 5.100%, 04/01/35 ...... 4,250 4,114,614
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 3.350%, 11/01/29 ...... 184 174,567
Ω # 6.200%, 06/15/30 ...... 475 491,667
Pentair Finance Sarl
5.900%, 07/15/32 ...... 3,000 3,058,325
Pfizer Investment Enterprises
Pte, Ltd.
4.750%, 05/19/33 ...... 1,000 976,164
5.110%, 05/19/43 ...... 4,200 3,832,341
Pfizer, Inc.
7.200%, 03/15/39 ...... 25,037 28,638,835
3.900%, 03/15/39 ...... 650 551,668
2.550%, 05/28/40 ...... 6,841 4,801,915
5.600%, 09/15/40 ...... 2,495 2,484,353
Philip Morris International, Inc.
5.125%, 02/15/30 ...... 1,374 1,384,542
5.125%, 02/13/31 ...... 1,550 1,563,092
4.750%, 11/01/31 ...... 800 794,067
5.750%, 11/17/32 ...... 5,471 5,661,233
5.375%, 02/15/33 ...... 9,552 9,660,052
5.625%, 09/07/33 ...... 6,841 7,005,742
5.250%, 02/13/34 ...... 1,607 1,606,710
4.900%, 11/01/34 ...... 379 370,072
6.375%, 05/16/38 ...... 11,593 12,361,990
4.375%, 11/15/41 ...... 11,502 9,775,023
4.500%, 03/20/42 ...... 5,383 4,595,952
3.875%, 08/21/42 ...... 9,878 7,768,194
4.125%, 03/04/43 ...... 8,914 7,196,233
Phillips 66 Co.
5.250%, 06/15/31 ...... 800 808,418

21
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.300%, 06/30/33 ...... 5,693 $ 5,697,234
4.650%, 11/15/34 ...... 3,817 3,630,863
# 4.950%, 03/15/35 ...... 5,721 5,551,398
5.875%, 05/01/42 ...... 10,444 10,291,030
4.875%, 11/15/44 ...... 112 96,250
Piedmont Operating
Partnership, LP
5.625%, 01/15/33 ...... 750 737,035
Plains All American Pipeline,
LP/PAA Finance Corp.
3.800%, 09/15/30 ...... 2,086 1,990,706
5.950%, 06/15/35 ...... 1,000 1,011,993
5.600%, 01/15/36 ...... 4,750 4,678,687
6.700%, 05/15/36 ...... 1,637 1,747,884
6.650%, 01/15/37 ...... 3,461 3,680,305
# 5.150%, 06/01/42 ...... 3,815 3,399,034
4.300%, 01/31/43 ...... 143 113,536
# 4.700%, 06/15/44 ...... 1,000 834,472
PNC Financial Services Group,
Inc. (The)
3.450%, 04/23/29 ...... 559 541,444
2.550%, 01/22/30 ...... 2,478 2,291,739
PPG Industries, Inc.
5.500%, 11/15/40 ...... 400 384,604
Primerica, Inc.
2.800%, 11/19/31 ...... 658 585,791
Principal Financial Group, Inc.
3.700%, 05/15/29 ...... 434 421,557
2.125%, 06/15/30 ...... 596 535,708
5.375%, 03/15/33 ...... 1,372 1,378,058
6.050%, 10/15/36 ...... 4,960 5,151,390
5.300%, 01/15/37 ...... 1,397 1,354,830
4.625%, 09/15/42 ...... 233 199,657
Progress Energy, Inc.
7.750%, 03/01/31 ...... 776 858,448
# 7.000%, 10/30/31 ...... 183 198,431
6.000%, 12/01/39 ...... 3,935 3,992,184
Progressive Corp. (The)
6.250%, 12/01/32 ...... 737 785,802
4.950%, 06/15/33 ...... 150 148,736
5.150%, 03/26/36 ...... 150 146,850
Prologis, LP
1.750%, 07/01/30 ...... 3,095 2,750,385
2.250%, 01/15/32 ...... 400 347,491
4.625%, 01/15/33 ...... 400 389,555
4.750%, 06/15/33 ...... 4,846 4,728,013
5.125%, 01/15/34 ...... 2,035 2,014,886
5.000%, 03/15/34 ...... 800 782,617
5.000%, 01/31/35 ...... 5,250 5,106,587
5.250%, 05/15/35 ...... 4,250 4,203,824
Prudential Financial, Inc.
5.200%, 03/14/35 ...... 300 295,855
5.700%, 12/14/36, MTN . 4,241 4,294,824
6.625%, 12/01/37, MTN . 798 860,481
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.000%, 03/10/40, MTN . 2,451 $ 1,817,312
6.625%, 06/21/40, MTN . 813 882,521
6.200%, 11/15/40, MTN . 868 883,376
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.370%, 04/16/27(*) .... 3,413 3,420,700
0.500%, 09/09/30 ...... EUR 5,000 5,069,448
2.300%, 05/01/31 ...... 145 129,078
2.250%, 11/09/31 ...... 264 231,194
5.100%, 08/01/33 ...... 1,681 1,674,028
PulteGroup, Inc.
7.875%, 06/15/32 ...... 1,891 2,142,503
6.375%, 05/15/33 ...... 688 727,465
6.000%, 02/15/35 ...... 829 853,232
Quanta Services, Inc.
2.900%, 10/01/30 ...... 762 701,813
2.350%, 01/15/32 ...... 194 168,474
3.050%, 10/01/41 ...... 365 261,095
Radian Group, Inc.
6.200%, 05/15/29 ...... 480 494,094
Raymond James Financial, Inc.
# 4.650%, 04/01/30 ...... 5,797 5,764,453
4.900%, 09/11/35 ...... 3,678 3,509,130
Rayonier, LP
2.750%, 05/17/31 ...... 1,261 1,125,278
Realty Income Corp.
3.200%, 01/15/27 ...... 3,604 3,585,311
3.650%, 01/15/28 ...... 250 246,934
2.100%, 03/15/28 ...... 1,400 1,347,306
2.200%, 06/15/28 ...... 300 287,128
4.000%, 07/15/29 ...... 3,508 3,438,237
3.400%, 01/15/30 ...... 5,609 5,335,902
4.875%, 07/06/30 ...... EUR 17,500 20,957,738
3.250%, 01/15/31 ...... 5,359 4,996,922
3.200%, 02/15/31 ...... 2,998 2,783,578
2.700%, 02/15/32 ...... 2,021 1,784,177
5.625%, 10/13/32 ...... 8,602 8,817,646
2.850%, 12/15/32 ...... 2,100 1,840,809
4.500%, 02/01/33 ...... 578 554,353
1.800%, 03/15/33 ...... 838 682,968
4.750%, 04/15/33 ...... 8,750 8,505,966
4.900%, 07/15/33 ...... 5,962 5,828,406
# 5.125%, 02/15/34 ...... 965 953,755
5.875%, 03/15/35 ...... 1,945 1,997,548
5.125%, 04/15/35 ...... 2,894 2,826,873
Regency Centers, LP
4.500%, 03/15/33 ...... 4,990 4,785,694
Reinsurance Group of America,
Inc.
3.150%, 06/15/30 ...... 631 588,665
6.000%, 09/15/33 ...... 500 514,174
5.750%, 09/15/34 ...... 5,100 5,142,484
Revvity, Inc.
2.550%, 03/15/31 ...... 747 668,107

22
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Roche Holdings, Inc.
Ω 4.374%, 12/02/32 ...... 5,387 $ 5,226,551
Ω 5.593%, 11/13/33 ...... 4,662 4,801,415
Ω 4.985%, 03/08/34 ...... 12,150 12,054,869
Ω 4.592%, 09/09/34 ...... 10,511 10,142,299
Ω 4.666%, 12/02/35 ...... 2,000 1,917,339
Ω 7.000%, 03/01/39 ...... 2,416 2,753,724
Royalty Pharma PLC
2.200%, 09/02/30 ...... 225 202,045
2.150%, 09/02/31 ...... 362 315,264
5.400%, 09/02/34 ...... 1,200 1,193,016
3.300%, 09/02/40 ...... 11,600 8,743,848
RTX Corp.
5.400%, 05/01/35 ...... 21 21,174
6.125%, 07/15/38 ...... 299 314,886
4.450%, 11/16/38 ...... 100 90,292
4.500%, 06/01/42 ...... 956 823,930
Salesforce, Inc.
2.700%, 07/15/41 ...... 1,852 1,215,290
Schlumberger Holdings Corp.
Ω 3.900%, 05/17/28 ...... 750 740,757
Ω 4.300%, 05/01/29 ...... 212 209,888
Ω 4.850%, 05/15/33 ...... 1,150 1,129,539
Ω 5.000%, 06/01/34 ...... 549 538,998
Selective Insurance Group, Inc.
5.900%, 04/15/35 ...... 1,401 1,425,066
Sempra
3.700%, 04/01/29 ...... 100 97,281
5.250%, 03/15/36 ...... 250 241,234
3.800%, 02/01/38 ...... 954 790,549
6.000%, 10/15/39 ...... 5,034 5,062,036
ServiceNow, Inc.
# 5.400%, 05/15/36 ...... 3,000 2,930,257
Shell Finance US, Inc.
SOFR+0.78%, FRN,
4.457%, 11/06/30(*) .... 256 259,006
4.125%, 05/11/35 ...... 2,130 1,976,940
4.750%, 01/06/36 ...... 1,358 1,305,732
6.375%, 12/15/38 ...... 40,553 43,146,130
5.500%, 03/25/40 ...... 23,940 23,625,351
4.550%, 08/12/43 ...... 20,062 17,039,474
4.375%, 05/11/45 ...... 3,328 2,715,125
Shell International Finance BV
# 6.375%, 12/15/38 ...... 5,000 5,369,308
2.875%, 11/26/41 ...... 2,655 1,878,354
3.625%, 08/21/42 ...... 805 617,455
Simon Property Group, LP
3.375%, 12/01/27 ...... 150 147,781
2.200%, 02/01/31 ...... 4,480 3,990,093
2.250%, 01/15/32 ...... 2,323 2,014,489
2.650%, 02/01/32 ...... 6,602 5,842,597
5.500%, 03/08/33 ...... 9,020 9,162,225
6.250%, 01/15/34 ...... 7,501 7,897,922
4.750%, 09/26/34 ...... 5,870 5,619,890
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.125%, 10/01/35 ...... 3,936 $ 3,858,529
6.750%, 02/01/40 ...... 9,782 10,708,943
4.750%, 03/15/42 ...... 1,283 1,138,718
Sonoco Products Co.
5.750%, 11/01/40 ...... 500 494,037
Southern Co. Gas Capital Corp.
5.750%, 09/15/33 ...... 3,991 4,090,123
4.950%, 09/15/34 ...... 11,175 10,859,286
5.100%, 09/15/35 ...... 2,879 2,787,504
5.875%, 03/15/41 ...... 11,489 11,470,087
4.400%, 06/01/43 ...... 1,220 1,003,915
Southwest Gas Corp.
2.200%, 06/15/30 ...... 1,091 982,370
4.050%, 03/15/32 ...... 3,392 3,208,605
Southwestern Electric Power
Co.
5.300%, 04/01/33 ...... 127 126,419
6.200%, 03/15/40 ...... 314 319,412
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 11,696 10,655,977
3.000%, 05/15/32 ...... 7,450 6,649,161
5.200%, 09/01/40 ...... 8,594 7,908,380
State Street Corp.
SOFR+0.64%, FRN,
4.313%, 10/22/27(*) .... 300 300,872
4.834%, 04/24/30 ...... 329 329,457
Store Capital LLC
5.400%, 04/30/30 ...... 900 901,132
2.700%, 12/01/31 ...... 2,250 1,961,502
Sun Communities Operating, LP
4.200%, 04/15/32 ...... 934 882,442
Synchrony Financial
2.875%, 10/28/31 ...... 1,285 1,124,681
Tanger Properties, LP
2.750%, 09/01/31 ...... 521 465,046
Tapestry, Inc.
5.500%, 03/11/35 ...... 9,500 9,401,163
Targa Resources Corp.
4.200%, 02/01/33 ...... 937 874,256
6.125%, 03/15/33 ...... 4,847 5,033,709
5.650%, 02/15/36 ...... 250 249,436
5.400%, 07/30/36 ...... 250 243,611
Target Corp.
# 5.250%, 02/15/36 ...... 313 312,277
6.500%, 10/15/37 ...... 400 433,211
7.000%, 01/15/38 ...... 1,000 1,117,643
TD SYNNEX Corp.
6.100%, 04/12/34 ...... 4,430 4,512,903
5.300%, 10/10/35 ...... 250 239,156
Texas Instruments, Inc.
1.900%, 09/15/31 ...... 3,896 3,376,990
4.900%, 03/14/33 ...... 2,051 2,042,613
4.850%, 02/08/34 ...... 2,730 2,685,829
5.100%, 05/23/35 ...... 500 492,001

23
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.875%, 03/15/39 ...... 3,858 $ 3,263,498
Thermo Fisher Scientific, Inc.
4.550%, 06/15/33 ...... 120 116,156
2.800%, 10/15/41 ...... 200 141,385
Timken Co. (The)
4.125%, 04/01/32 ...... 295 278,253
TPG Operating Group II, LP
# 5.875%, 03/05/34 ...... 4,000 4,021,816
5.375%, 01/15/36 ...... 3,100 2,983,503
Trans-Allegheny Interstate Line
Co.
Ω 5.000%, 01/15/31 ...... 500 498,434
Transcontinental Gas Pipe Line
Co. LLC
4.450%, 08/01/42 ...... 68 56,886
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN . 6,843 7,272,810
5.350%, 11/01/40 ...... 259 250,587
Trimble, Inc.
6.100%, 03/15/33 ...... 300 308,762
TWDC Enterprises 18 Corp.
4.375%, 08/16/41 ...... 250 214,618
UDR, Inc.
3.000%, 08/15/31 ...... 100 90,851
Union Pacific Corp.
3.550%, 08/15/39, MTN . 377 307,900
United Parcel Service, Inc.
6.200%, 01/15/38 ...... 3,956 4,206,046
5.200%, 04/01/40 ...... 4,289 4,138,115
UnitedHealth Group, Inc.
4.200%, 05/15/32 ...... 800 768,554
5.350%, 02/15/33 ...... 2,228 2,251,774
4.500%, 04/15/33 ...... 100 96,170
5.000%, 04/15/34 ...... 2,727 2,679,120
5.150%, 07/15/34 ...... 4,600 4,562,858
5.800%, 03/15/36 ...... 2,285 2,356,419
6.500%, 06/15/37 ...... 2,803 3,016,091
6.625%, 11/15/37 ...... 16,110 17,637,887
6.875%, 02/15/38 ...... 13,257 14,720,596
3.500%, 08/15/39 ...... 8,295 6,642,566
2.750%, 05/15/40 ...... 11,574 8,310,198
5.700%, 10/15/40 ...... 6,033 6,022,097
5.950%, 02/15/41 ...... 400 405,267
3.050%, 05/15/41 ...... 7,203 5,264,533
4.625%, 11/15/41 ...... 2,279 1,998,965
4.375%, 03/15/42 ...... 2,145 1,806,143
3.950%, 10/15/42 ...... 926 735,062
5.500%, 07/15/44 ...... 8,920 8,416,887
Unum Group
5.250%, 12/15/35 ...... 5,450 5,240,154
5.750%, 08/15/42 ...... 601 577,610
Valero Energy Corp.
7.500%, 04/15/32 ...... 410 457,843
5.150%, 03/10/36 ...... 500 483,120
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.625%, 06/15/37 ...... 1,774 $ 1,910,866
Ventas Realty, LP
5.000%, 02/15/36 ...... 250 239,971
5.700%, 09/30/43 ...... 21 20,174
VeriSign, Inc.
# 2.700%, 06/15/31 ...... 536 479,038
Verizon Communications, Inc.
2.550%, 03/21/31 ...... 1,427 1,282,969
2.355%, 03/15/32 ...... 8,176 7,079,054
4.750%, 01/15/33 ...... 2,045 1,980,839
4.500%, 08/10/33 ...... 2,800 2,655,566
6.400%, 09/15/33 ...... 935 993,012
4.400%, 11/01/34 ...... 5,018 4,657,865
4.780%, 02/15/35 ...... 1,639 1,548,474
5.250%, 04/02/35 ...... 1,938 1,889,361
5.850%, 09/15/35 ...... 850 864,209
5.000%, 01/15/36 ...... 400 379,424
4.272%, 01/15/36 ...... 4,681 4,190,709
5.250%, 03/16/37 ...... 6,247 5,990,506
# 5.401%, 07/02/37 ...... 19,902 19,273,734
4.812%, 03/15/39 ...... 16,897 15,183,388
2.650%, 11/20/40 ...... 15,615 10,629,971
3.400%, 03/22/41 ...... 19,412 14,395,952
2.850%, 09/03/41 ...... 7,041 4,802,755
3.850%, 11/01/42 ...... 1,222 930,838
6.550%, 09/15/43 ...... 1,774 1,823,834
Virginia Electric and Power Co.
2.400%, 03/30/32 ...... 400 348,828
5.000%, 04/01/33 ...... 8,234 8,127,577
5.300%, 08/15/33 ...... 1,675 1,677,951
5.000%, 01/15/34 ...... 1,750 1,712,874
5.050%, 08/15/34 ...... 900 881,174
5.150%, 03/15/35 ...... 1,871 1,827,388
4.900%, 09/15/35 ...... 2,350 2,246,891
6.000%, 01/15/36 ...... 1,286 1,326,015
6.000%, 05/15/37 ...... 2,255 2,316,591
6.350%, 11/30/37 ...... 350 366,567
8.875%, 11/15/38 ...... 10,849 13,771,083
4.000%, 01/15/43 ...... 1,741 1,372,551
4.650%, 08/15/43 ...... 950 810,899
4.450%, 02/15/44 ...... 1,076 891,376
Visa, Inc.
2.050%, 04/15/30 ...... 570 520,232
4.400%, 02/12/33 ...... 4,510 4,380,341
# 4.150%, 12/14/35 ...... 3,869 3,616,283
# 4.700%, 02/12/36 ...... 2,000 1,935,333
2.700%, 04/15/40 ...... 12,269 9,032,925
4.300%, 12/14/45 ...... 100 82,376
VMware LLC
2.200%, 08/15/31 ...... 1,862 1,618,958
Voya Financial, Inc.
5.000%, 09/20/34 ...... 250 241,054
5.050%, 03/02/36 ...... 250 237,553

24
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
W.P. Carey, Inc.
2.400%, 02/01/31 ...... 144 $ 128,484
Walmart, Inc.
# 4.900%, 04/28/35 ...... 1,150 1,139,300
6.200%, 04/15/38 ...... 550 595,478
3.950%, 06/28/38 ...... 200 179,328
5.625%, 04/01/40 ...... 100 102,304
4.875%, 07/08/40 ...... 454 428,739
5.000%, 10/25/40 ...... 1,150 1,115,840
Walt Disney Co. (The)
6.200%, 12/15/34 ...... 100 106,839
6.650%, 11/15/37 ...... 2,678 2,929,672
# 6.900%, 08/15/39 ...... 1,750 1,929,956
3.500%, 05/13/40 ...... 5,732 4,561,060
6.150%, 02/15/41 ...... 4,533 4,713,563
5.400%, 10/01/43 ...... 400 378,572
4.750%, 09/15/44 ...... 400 345,215
Wells Fargo & Co.
5.375%, 02/07/35 ...... 110 110,279
Wells Fargo Bank NA
5.254%, 12/11/26 ...... 250 250,817
SOFR+1.07%, FRN,
4.724%, 12/11/26(*) .... 4,442 4,452,084
Welltower OP LLC
3.100%, 01/15/30 ...... 178 168,187
2.750%, 01/15/31 ...... 121 110,525
2.800%, 06/01/31 ...... 529 480,965
6.500%, 03/15/41 ...... 510 550,391
Western Midstream Operating,
LP
6.150%, 04/01/33 ...... 1,585 1,630,262
5.450%, 11/15/34 ...... 1,046 1,025,855
# 5.500%, 12/15/35 ...... 4,540 4,418,472
5.450%, 04/01/44 ...... 1,500 1,322,581
Western Union Co. (The)
# 2.750%, 03/15/31 ...... 2,993 2,675,886
# 6.200%, 11/17/36 ...... 7,021 7,163,955
6.200%, 06/21/40 ...... 943 912,993
Westlake Corp.
# 5.550%, 11/15/35 ...... 3,600 3,493,948
2.875%, 08/15/41 ...... 48 32,132
Weyerhaeuser Co.
7.375%, 03/15/32 ...... 1,074 1,183,418
Williams Cos., Inc. (The)
7.500%, 01/15/31 ...... 53 58,402
2.600%, 03/15/31 ...... 186 166,780
7.750%, 06/15/31 ...... 270 299,499
5.150%, 03/15/34 ...... 400 392,447
6.300%, 04/15/40 ...... 5,432 5,601,920
Willis North America, Inc.
5.150%, 03/15/36 ...... 500 479,391
Wisconsin Power and Light Co.
3.950%, 09/01/32 ...... 8,322 7,843,250
4.950%, 04/01/33 ...... 2,400 2,362,518
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.375%, 03/30/34 ...... 2,028 $ 2,028,633
6.375%, 08/15/37 ...... 655 691,017
WRKCo, Inc.
4.200%, 06/01/32 ...... 344 327,342
3.000%, 06/15/33 ...... 207 179,605
Xcel Energy, Inc.
6.500%, 07/01/36 ...... 822 867,223
Zoetis, Inc.
5.600%, 11/16/32 ...... 1,557 1,594,417
# 5.000%, 08/17/35 ...... 4,250 4,117,447
TOTAL UNITED STATES .. 4,012,087,543
TOTAL BONDS .......... 5,606,301,654
U.S. TREASURY OBLIGATIONS
— (36.3%)
U.S. Treasury Bonds
# 6.750%, 08/15/26 ..... 55,000 55,042,100
6.125%, 08/15/29 ..... 52 54,622
6.250%, 05/15/30 ..... 20,000 21,293,750
1.125%, 05/15/40 ..... 45,000 27,453,515
1.125%, 08/15/40 ..... 26,337 15,895,820
1.375%, 11/15/40 ..... 24,720 15,386,269
2.000%, 11/15/41 ..... 106 70,531
4.375%, 08/15/43 ..... 4,830 4,366,245
4.750%, 11/15/43 ..... 18,372 17,372,305
4.625%, 05/15/44 ..... 26,209 24,328,300
4.125%, 08/15/44 ..... 59,542 51,701,528
4.625%, 11/15/44 ..... 59,580 55,153,392
4.750%, 02/15/45 ..... 35,524 33,387,009
5.000%, 05/15/45 ..... 65,699 63,648,472
2.875%, 08/15/45 ..... 9,942 7,052,606
4.875%, 08/15/45 ..... 32,593 31,060,111
4.625%, 02/15/46 ..... 21 19,346
U.S. Treasury Notes
#
USBMMY3M + 0.21%,
FRN, 3.991% 10/31/26(*) 247,039 247,160,546
USBMMY3M + 0.10%,
FRN, 3.884% 01/31/27(*) 218,124 218,238,194
USBMMY3M + 0.16%,
FRN, 3.946% 04/30/27(*) 322,308 322,715,056
#
USBMMY3M + 0.16%,
FRN, 3.945% 07/31/27(*) 321,407 321,848,790
3.875%, 10/15/27 ..... 5,796 5,773,586
USBMMY3M + 0.19%,
FRN, 3.976% 10/31/27(*) 336,227 336,887,289
3.875%, 11/30/27 ..... 4,869 4,846,747
4.250%, 01/15/28 ..... 50,336 50,337,966
USBMMY3M + 0.10%,
FRN, 3.885% 01/31/28(*) 515,870 516,422,899
3.500%, 01/31/28 ..... 43,074 42,607,926
3.875%, 03/15/28 ..... 6,066 6,030,457
3.625%, 03/31/28 ..... 20,773 20,562,024
3.875%, 03/31/28 ..... 49,120 48,818,756

25
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
U.S. Treasury Notes
USBMMY3M + 0.10%,
FRN, 3.889% 04/30/28(*) 23,781 $ 23,806,937
3.750%, 04/30/28 ..... 117,729 116,726,465
3.500%, 04/30/28 ..... 66,419 65,565,412
3.750%, 05/15/28 ..... 52,160 51,693,413
4.000%, 05/31/28 ..... 30,000 29,859,375
1.250%, 05/31/28 ..... 50,000 47,371,094
2.375%, 03/31/29 ..... 8,925 8,490,603
4.125%, 03/31/29 ..... 3,566 3,548,170
2.875%, 04/30/29 ..... 10,906 10,500,859
4.500%, 05/31/29 ..... 4,112 4,129,990
4.250%, 06/30/29 ..... 6,888 6,871,049
3.250%, 06/30/29 ..... 42,804 41,542,998
3.875%, 09/30/29 ..... 3,764 3,711,951
3.500%, 09/30/29 ..... 25,253 24,626,607
4.125%, 10/31/29 ..... 19,724 19,586,086
4.000%, 10/31/29 ..... 44,061 43,587,688
3.875%, 11/30/29 ..... 33,918 33,410,555
4.125%, 11/30/29 ..... 10,371 10,296,053
3.875%, 12/31/29 ..... 6,474 6,373,602
3.500%, 01/31/30 ..... 11,565 11,240,638
4.000%, 02/28/30 ..... 22,950 22,671,193
3.875%, 04/30/30 ..... 8,452 8,305,081
3.500%, 04/30/30 ..... 836 810,626
0.625%, 05/15/30 ..... 20,000 17,402,344
3.750%, 05/31/30 ..... 15,447 15,103,063
3.750%, 06/30/30 ..... 19,650 19,200,199
4.000%, 07/31/30 ..... 10,819 10,663,477
4.125%, 08/31/30 ..... 18,000 17,812,266
4.625%, 09/30/30 ..... 5,510 5,555,845
4.875%, 10/31/30 ..... 19,057 19,395,708
4.375%, 11/30/30 ..... 51,078 50,992,205
3.750%, 12/31/30 ..... 1,237 1,204,287
4.000%, 01/31/31 ..... 14,921 14,666,877
4.250%, 02/28/31 ..... 42,976 42,677,183
4.125%, 03/31/31 ..... 25,798 25,476,533
4.625%, 04/30/31 ..... 42,883 43,246,500
1.625%, 05/15/31 ..... 25,000 22,002,930
1.250%, 08/15/31 ..... 67,778 58,098,454
4.125%, 10/31/31 ..... 28,000 27,573,437
1.375%, 11/15/31 ..... 92,740 79,361,531
4.125%, 11/30/31 ..... 60,281 59,334,400
Face
Amount^
Value
(000)
U.S. Treasury Notes
4.500%, 12/31/31 ..... 30,000 $ 30,055,078
4.375%, 01/31/32 ..... 61,122 60,845,041
1.875%, 02/15/32 ..... 113,942 99,516,765
4.125%, 02/29/32 ..... 57,568 56,594,291
4.125%, 03/31/32 ..... 47,000 46,168,320
4.000%, 04/30/32 ..... 43,810 42,747,265
2.875%, 05/15/32 ..... 89,877 82,535,875
4.125%, 05/31/32 ..... 6,728 6,603,690
4.000%, 06/30/32 ..... 15,073 14,689,110
4.000%, 07/31/32 ..... 42,947 41,819,641
2.750%, 08/15/32 ..... 91,535 83,068,013
3.875%, 08/31/32 ..... 26,963 26,062,478
3.875%, 09/30/32 ..... 1,971 1,903,940
3.750%, 10/31/32 ..... 41,355 39,631,336
4.125%, 11/15/32 ..... 100,216 98,055,093
3.750%, 11/30/32 ..... 25,163 24,096,521
3.875%, 12/31/32 ..... 113,681 109,546,742
4.000%, 01/31/33 ..... 53,728 52,111,963
3.500%, 02/15/33 ..... 101,853 95,900,965
3.750%, 02/28/33 ..... 55,473 53,011,386
4.250%, 03/31/33 ..... 59,028 58,027,291
4.125%, 04/30/33 ..... 45,514 44,386,818
3.375%, 05/15/33 ..... 71,522 66,630,007
4.250%, 06/30/33 ..... 11,000 10,797,188
3.875%, 08/15/33 ..... 75,037 71,918,275
4.500%, 11/15/33 ..... 71,223 70,852,974
4.000%, 02/15/34 ..... 11,000 10,580,625
4.250%, 08/15/35 ..... 7,928 7,676,224
4.000%, 11/15/35 ..... 29,206 27,686,375
TOTAL U.S. TREASURY
OBLIGATIONS ........... 5,123,549,131
TOTAL INVESTMENT
SECURITIES — ( 95.3% )
(Cost $13,653,490,857) .... 13,462,091,840
Shares Value
SECURITIES LENDING
COLLATERAL — (4.7%)
@§ The DFA Short Term
Investment Fund ...... 57,664,658 667,007,097
TOTAL INVESTMENTS
— (100.0%)
(Cost $14,320,497,954) .... $14,129,098,937
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $715,163,956 which represented 6.5% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
# Total or Partial Securities on Loan

26
Dimensional Core Fixed Income ETF
continued
(*) The Adjustable rate shown is effective as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
∞ Rates reflect the effective yields at purchase date.
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
EUR Euro
FRN Floating Rate Note
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
As of July 31, 2026, Dimensional Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 67,553,676 AUD 94,692,432 ANZ Banking Group, Ltd. 08/10/26 $ 1,054,590
EUR 456,593 USD 522,914 Citigroup 08/24/26 2,850
EUR 1,744,931 USD 1,998,051 HSBC Bank 08/24/26 11,228
Total Appreciation $1,068,668
USD 67,211,782 EUR 58,810,775 HSBC Bank 08/24/26 $ (508,521)
USD 20,115,961 NZD 34,706,298 ANZ Banking Group, Ltd. 08/26/26 (293,749)
USD 27,840,312 NZD 48,867,421 ANZ Banking Group, Ltd. 09/08/26 (908,558)
USD 59,664,037 EUR 52,175,551 Citigroup 09/08/26 (452,753)
USD 55,767,317 NZD 97,849,587 Citigroup 09/09/26 (1,799,532)
USD 7,854,490 EUR 6,877,184 Citigroup 09/14/26 (71,355)
USD 52,337,446 JPY 8,401,523,013 State Street Bank and Trust 09/24/26 (647,431)
USD 20,802,712 AUD 30,212,787 ANZ Banking Group, Ltd. 10/01/26 (395,128)
Total (Depreciation) $(5,077,027)
Total Appreciation (Depreciation) $(4,008,359)
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ............... $ — $ 2,732,241,055 $ — $ 2,732,241,055
Bonds
Australia ...................... — 218,921,760 — 218,921,760
Belgium ...................... — 7,477,149 — 7,477,149
Canada ...................... — 244,285,661 — 244,285,661
Denmark ..................... — 344,012 — 344,012
Finland ....................... — 17,610,846 — 17,610,846
France ....................... — 83,811,978 — 83,811,978

27
Dimensional Core Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Germany ..................... $ — $ 177,439,900 $ — $ 177,439,900
Ireland ....................... — 9,798,015 — 9,798,015
Italy ......................... — 42,750,995 — 42,750,995
Japan ........................ — 291,357,197 — 291,357,197
Luxembourg ................... — 14,012,414 — 14,012,414
Netherlands ................... — 64,340,652 — 64,340,652
New Zealand .................. — 105,699,255 — 105,699,255
Norway ....................... — 68,285,030 — 68,285,030
Singapore ..................... — 9,222,417 — 9,222,417
Spain ........................ — 46,129,789 — 46,129,789
Supranational .................. — 70,604,977 — 70,604,977
Sweden ...................... — 20,950,374 — 20,950,374
United Kingdom ................ — 101,171,690 — 101,171,690
United States .................. — 4,012,087,543 — 4,012,087,543
U.S. Treasury Obligations .......... — 5,123,549,131 — 5,123,549,131
Securities Lending Collateral ........ — 667,007,097 — 667,007,097
Total Investments ................
$— $14,129,098,937 $— $14,129,098,937
Financial Instruments
Assets
Forward Currency Contracts** ....... — 1,068,668 — 1,068,668
Liabilities
Forward Currency Contracts** ....... — (5,077,027) — (5,077,027)
Total Other Financial Instruments ....
$– $(4,008,359) $– $(4,008,359)
**
Valued at the unrealized appreciation (depreciation) on the investment.

28
Dimensional Short-Duration Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
,
Face
Amount ^
Value
(000)
BONDS — (91.3%)
AUSTRALIA — (3.5%)
ANZ New Zealand Int'l, Ltd.
Ω # 5.355%, 08/14/28 ...... 5,394 $ 5,469,971
APA Infrastructure, Ltd.
0.750%, 03/15/29, MTN . EUR 10,100 10,837,304
2.000%, 07/15/30, MTN . EUR 400 431,979
ASB Bank, Ltd.
Ω # 5.398%, 11/29/27 ...... 222 224,470
Australia & New Zealand
Banking Group, Ltd.
5.350%, 11/04/27, MTN . AUD 4,982 3,513,388
Ω SOFR+0.62%, FRN,
4.276%, 06/18/28(*) .... 706 708,527
# 4.362%, 06/18/28 ...... 1,115 1,111,434
3.919%, 12/08/28, MTN . 1,000 986,470
Ω SOFR+0.85%, FRN,
4.507%, 12/16/29(*) .... 1,376 1,390,921
# 4.615%, 12/16/29 ...... 4,720 4,726,164
Ω SOFR+0.68%, FRN,
4.332%, 12/08/30(*) .... 793 795,817
Bank of New Zealand
3.661%, 07/17/29, MTN . EUR 530 614,799
BHP Billiton Finance USA, Ltd.
5.250%, 09/08/30 ...... 1,165 1,181,103
Commonwealth Bank of
Australia
Ω SOFR+0.46%, FRN,
4.106%, 11/27/26(*) .... 977 977,684
Ω # SOFR+0.97%, FRN,
4.625%, 03/14/27(*) .... 205 205,718
5.000%, 01/13/28, MTN . AUD 15,700 11,021,724
Ω SOFR+0.64%, FRN,
4.295%, 03/14/28(*) .... 3,232 3,244,865
4.355%, 03/27/29, MTN . 262 260,586
Ω SOFR+0.81%, FRN,
4.465%, 03/14/30(*) .... 6,492 6,548,669
SOFR+0.78%, FRN,
4.442%, 10/01/30(*), MTN 610 616,260
4.150%, 10/01/30, MTN . 510 499,322
Ω SOFR+0.78%, FRN,
4.442%, 10/01/30(*) .... 1,960 1,980,113
CSL Finance PLC
Ω 4.050%, 04/27/29 ...... 2,135 2,094,233
Glencore Capital Finance DAC
0.750%, 03/01/29, MTN . EUR 5,770 6,204,109
Glencore Funding LLC
Ω 5.400%, 05/08/28 ...... 2,160 2,180,162
Ω # 5.371%, 04/04/29 ...... 8,093 8,193,222
Ω 5.186%, 04/01/30 ...... 2,523 2,530,479
Ω 2.500%, 09/01/30 ...... 2,100 1,900,484
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Ω 6.375%, 10/06/30 ...... 2,509 $ 2,621,708
Macquarie Bank, Ltd.
Ω # 3.915%, 02/03/28 ...... 1,250 1,239,020
Ω SOFR+0.48%, FRN,
4.157%, 02/03/28(*) .... 200 200,235
Ω SOFR+0.74%, FRN,
4.395%, 06/12/28(*) .... 10,729 10,783,063
Ω # 4.331%, 06/12/28 ...... 1,440 1,433,538
Macquarie Group, Ltd.
4.747%, 01/23/30, MTN . EUR 3,030 3,619,529
National Australia Bank, Ltd.
4.944%, 01/12/28 ...... 2,912 2,932,934
Ω SOFR+0.65%, FRN,
4.305%, 06/13/28(*) .... 1,901 1,908,595
4.900%, 06/13/28 ...... 4,573 4,608,685
5.400%, 11/16/28, MTN . AUD 4,300 3,041,460
Ω SOFR+0.53%, FRN,
4.185%, 12/13/28(*) .... 400 400,364
4.787%, 01/10/29 ...... 15,667 15,764,332
Ω SOFR+0.79%, FRN,
4.455%, 01/14/30(*) .... 1,155 1,164,148
# 4.901%, 01/14/30 ...... 6,335 6,393,671
4.534%, 06/13/30 ...... 7,630 7,588,346
# 4.148%, 01/13/31 ...... 5,951 5,830,156
Ω SOFR+0.68%, FRN,
4.344%, 01/13/31(*) .... 550 551,815
Nbn Co., Ltd.
Ω 4.250%, 10/01/29 ...... 1,130 1,114,103
Norfina, Ltd.
4.800%, 12/14/27, MTN . AUD 1,000 699,836
4.750%, 03/19/29, MTN . AUD 5,000 3,477,725
Origin Energy Finance, Ltd.
1.000%, 09/17/29, MTN . EUR 940 998,714
Rio Tinto Alcan, Inc.
7.250%, 03/15/31 ...... 4,350 4,743,048
Rio Tinto Finance USA PLC
4.875%, 03/14/30 ...... 2,648 2,651,766
Westpac Banking Corp.
3.400%, 01/25/28 ...... 858 845,928
4.800%, 02/16/28, MTN . AUD 7,200 5,039,783
4.150%, 05/11/28, MTN . 250 248,784
5.535%, 11/17/28 ...... 2,958 3,026,304
1.953%, 11/20/28 ...... 6,391 6,040,037
SOFR+0.81%, FRN,
4.480%, 04/16/29(*) .... 3,519 3,544,440
2.650%, 01/16/30 ...... 11,315 10,593,909
SOFR+0.82%, FRN,
4.482%, 07/01/30(*) .... 16,445 16,582,895
2.150%, 06/03/31 ...... 9,577 8,500,707
4.450%, 06/12/31, MTN . 8,061 7,933,381

29
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Woodside Finance, Ltd.
Ω 4.500%, 03/04/29 ...... 975 $ 964,572
4.500%, 03/04/29 ...... 6,800 6,724,141
5.400%, 05/19/30 ...... 17,130 17,278,490
TOTAL AUSTRALIA ....... 251,540,139
AUSTRIA — (0.0%)
Erste Group Bank AG
0.250%, 09/14/29, MTN . EUR 500 524,662
TOTAL AUSTRIA ......... 524,662
BELGIUM — (0.1%)
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 800 940,127
3.375%, 05/28/30, MTN . EUR 1,700 1,937,456
Crelan SA
5.750%, 01/26/28, MTN . EUR 5,000 5,944,597
KBC Group NV
0.750%, 01/24/30, MTN . EUR 100 105,291
TOTAL BELGIUM ........ 8,927,471
CANADA — (7.4%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27 ...... 114 113,260
American National Group, Inc.
5.750%, 10/01/29 ...... 23,995 24,302,134
Bank of Montreal
# 1.250%, 09/15/26, MTN . 691 688,718
4.700%, 09/14/27, MTN . 268 268,642
# 5.203%, 02/01/28 ...... 680 685,588
# 5.717%, 09/25/28 ...... 1,606 1,640,339
5.511%, 06/04/31 ...... 6,429 6,565,112
Bank of Nova Scotia (The)
SOFRINDX+0.78%, FRN,
4.431%, 06/04/27(*), MTN 1,130 1,133,726
5.250%, 06/12/28 ...... 5,296 5,364,156
5.450%, 08/01/29, MTN . 3,926 4,007,876
SOFRINDX+1.08%, FRN,
4.756%, 08/01/29(*), MTN 2,175 2,196,670
4.850%, 02/01/30 ...... 3,618 3,615,414
British Columbia Investment
Management Corp.
3.400%, 06/02/30 ...... CAD 31,900 22,755,114
3.250%, 06/02/31 ...... CAD 17,000 11,985,615
Brookfield Asset Management,
Ltd.
# 4.653%, 11/15/30 ...... 1,550 1,516,067
Brookfield Finance, Inc.
3.900%, 01/25/28 ...... 5,098 5,039,791
4.850%, 03/29/29 ...... 1,823 1,820,445
4.350%, 04/15/30 ...... 3,351 3,273,767
Canada Housing Trust No. 1
Ω 2.850%, 06/15/30 ...... CAD 9,100 6,388,844
Ω 1.900%, 03/15/31 ...... CAD 16,700 11,169,126
Ω 3.200%, 06/15/31 ...... CAD 15,000 10,617,778
Face
Amount^
Value
(000)
CANADA — (Continued)
Canadian Imperial Bank of
Commerce
# 3.450%, 04/07/27 ...... 372 $ 369,786
5.001%, 04/28/28 ...... 1,342 1,351,079
5.986%, 10/03/28 ...... 2,117 2,171,646
5.260%, 04/08/29 ...... 6,119 6,186,991
3.807%, 07/09/29, MTN . EUR 1,452 1,690,512
Canadian National Railway Co.
3.500%, 06/10/30 ...... CAD 2,300 1,626,075
Canadian Natural Resources,
Ltd.
5.000%, 12/15/29 ...... 10,551 10,610,384
2.950%, 07/15/30 ...... 706 655,467
CDP Financial, Inc.
Ω 4.250%, 07/25/28 ...... 1,217 1,213,710
4.875%, 06/05/29, MTN . 24,700 24,972,688
Ω # 4.875%, 06/05/29 ...... 3,367 3,404,172
3.950%, 09/01/29 ...... CAD 3,000 2,181,121
4.625%, 01/24/30 ...... 36,000 36,159,741
Ω 4.625%, 01/24/30 ...... 6,690 6,719,685
Columbia Pipelines Holding Co.
LLC
Ω 6.042%, 08/15/28 ...... 7,113 7,273,589
CPPIB Capital, Inc.
3.600%, 06/02/29 ...... CAD 16,700 12,037,071
East Ohio Gas Co. (The)
Ω 2.000%, 06/15/30 ...... 200 178,792
Element Fleet Management
Corp.
Ω 6.319%, 12/04/28 ...... 1,926 1,987,189
Ω 5.037%, 03/25/30 ...... 7,715 7,681,274
Ω 4.641%, 11/24/30 ...... 1,775 1,738,716
Enbridge, Inc.
3.125%, 11/15/29 ...... 1,900 1,803,092
4.900%, 06/20/30 ...... 263 262,438
6.200%, 11/15/30 ...... 250 260,779
4.500%, 02/15/31 ...... 500 488,748
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28 ...... 2,425 2,426,123
3.375%, 03/03/31 ...... 1,247 1,155,454
Federation des Caisses
Desjardins du Quebec
5.250%, 04/26/29 ...... 10,000 10,110,781
Ω # 5.250%, 04/26/29 ...... 15,554 15,726,308
3.467%, 09/05/29, MTN . EUR 2,620 3,016,872
Ω 4.565%, 08/26/30 ...... 14,774 14,545,278
Federation DES Caisses
Desjardins DU Quebec
Ω 5.021%, 05/27/31 ...... 2,900 2,889,554
Gildan Activewear, Inc.
Ω 4.700%, 10/07/30 ...... 2,000 1,954,639
Hydro-Quebec
2.000%, 09/01/28 ...... CAD 7,900 5,512,965
Liberty Utilities Co.
Ω 5.577%, 01/31/29 ...... 3,050 3,092,278

30
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
Magna International, Inc.
5.050%, 03/14/29 ...... 19,160 $ 19,277,999
2.450%, 06/15/30 ...... 5,674 5,169,785
National Bank of Canada
5.600%, 12/18/28 ...... 8,727 8,906,985
5.023%, 02/01/29, MTN . CAD 1,400 1,032,049
3.750%, 05/02/29, MTN . EUR 1,300 1,513,808
4.500%, 10/10/29 ...... 22,237 22,029,449
Ontario Teachers' Finance Trust
4.250%, 04/25/28 ...... 4,448 4,438,131
Ω # 4.625%, 04/10/29 ...... 3,142 3,154,651
4.150%, 11/01/29 ...... CAD 6,900 5,045,507
Ω 1.250%, 09/27/30 ...... 3,888 3,413,227
Ω 2.000%, 04/16/31 ...... 2,018 1,801,127
Province of Alberta Canada
3.600%, 04/11/28, MTN . AUD 1,000 685,410
2.050%, 06/01/30 ...... CAD 22,300 15,181,677
Province of British Columbia
Canada
4.800%, 11/15/28 ...... 784 791,240
4.900%, 04/24/29 ...... 8,861 8,964,880
2.200%, 06/18/30 ...... CAD 2,500 1,709,752
Province of Manitoba Canada
3.600%, 08/17/27, MTN . AUD 5,000 3,461,079
Province of Nova Scotia
Canada
2.000%, 09/01/30 ...... CAD 3,300 2,231,843
Province of Ontario Canada
4.200%, 01/18/29 ...... 11,472 11,416,561
# 2.000%, 10/02/29 ...... 3,979 3,695,318
1.550%, 11/01/29 ...... CAD 2,700 1,826,785
4.700%, 01/15/30 ...... 2,482 2,500,891
2.050%, 06/02/30 ...... CAD 10,400 7,075,425
2.950%, 09/08/30 ...... CAD 10,700 7,509,106
1.350%, 12/02/30 ...... CAD 3,800 2,489,334
Province of Quebec Canada
2.100%, 05/27/31 ...... CAD 3,300 2,216,129
PSP Capital, Inc.
1.625%, 10/26/28 ...... 10,000 9,418,169
Royal Bank of Canada
4.900%, 01/12/28, MTN . 400 402,518
5.000%, 01/24/28, MTN . GBP 1,500 2,023,026
2.125%, 04/26/29, MTN . EUR 230 256,613
Tampa Electric Co.
2.400%, 03/15/31 ...... 1,000 895,415
Toronto-Dominion Bank (The)
4.108%, 06/08/27 ...... 6,050 6,031,769
2.551%, 08/03/27, MTN . EUR 100 114,639
4.693%, 09/15/27, MTN . 558 559,062
5.156%, 01/10/28 ...... 1,302 1,311,517
3.913%, 01/13/28 ...... 680 673,132
SOFR+0.82%, FRN,
4.496%, 01/31/28(*) .... 150 150,756
# 4.861%, 01/31/28 ...... 2,059 2,066,787
Face
Amount^
Value
(000)
CANADA — (Continued)
SOFR+0.91%, FRN,
4.561%, 06/02/28(*) .... 3,325 $ 3,350,452
5.523%, 07/17/28, MTN . 1,103 1,120,601
SOFR+0.75%, FRN,
4.414%, 10/13/28(*) .... 112 112,262
4.994%, 04/05/29, MTN . 4,045 4,070,647
SOFR+1.03%, FRN,
4.686%, 12/17/29(*) .... 2,287 2,307,256
# 4.783%, 12/17/29 ...... 9,741 9,751,370
1.952%, 04/08/30, MTN . EUR 920 1,000,092
4.808%, 06/03/30, MTN . 10,378 10,353,917
# 4.411%, 01/13/31 ...... 4,497 4,404,161
TransCanada PipeLines, Ltd.
4.100%, 04/15/30 ...... 2,575 2,498,358
Tucson Electric Power Co.
1.500%, 08/01/30 ...... 1,192 1,042,903
TOTAL CANADA ......... 530,056,749
DENMARK — (0.6%)
Carlsberg Breweries A/S
3.000%, 08/28/29, MTN . EUR 2,300 2,617,229
Danske Bank A/S
Ω 4.375%, 06/12/28 ...... 350 347,624
DSV Finance BV
3.500%, 06/26/29, MTN . EUR 7,010 8,093,693
1.375%, 03/16/30, MTN . EUR 910 975,137
ISS Global A/S
3.875%, 06/05/29, MTN . EUR 16,400 19,056,520
Nykredit Realkredit A/S
4.625%, 01/19/29, MTN . EUR 3,500 4,140,087
3.875%, 07/09/29, MTN . EUR 1,760 2,045,749
3.375%, 01/10/30, MTN . EUR 1,710 1,953,672
3.625%, 07/24/30, MTN . EUR 2,400 2,752,095
TOTAL DENMARK ....... 41,981,806
FINLAND — (0.6%)
Fingrid OYJ
2.750%, 12/04/29, MTN . EUR 440 496,984
Neste OYJ
3.750%, 03/20/30, MTN . EUR 1,353 1,566,215
Nordea Bank Abp
Ω 1.500%, 09/30/26 ...... 1,367 1,361,713
Ω SOFR+0.70%, FRN,
4.356%, 03/17/28(*) .... 1,593 1,600,029
Ω 4.400%, 05/21/29 ...... 510 506,413
2.500%, 05/23/29, MTN . EUR 100 112,658
Ω # 4.375%, 09/10/29 ...... 17,706 17,534,189
Ω SOFR+1.02%, FRN,
4.674%, 09/10/29(*) .... 2,329 2,355,626
Ω SOFR+0.83%, FRN,
4.479%, 08/28/30(*) .... 12,683 12,798,644
Ω 4.250%, 08/28/30 ...... 2,910 2,844,484
OP Corporate Bank PLC
0.375%, 12/08/28, MTN . EUR 3,000 3,220,896
0.625%, 11/12/29, MTN . EUR 576 604,482

31
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
FINLAND — (Continued)
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 220 $ 258,051
Teollisuuden Voima OYJ
4.750%, 06/01/30, MTN . EUR 500 595,736
TOTAL FINLAND ......... 45,856,120
FRANCE — (2.8%)
Aeroports de Paris SA
2.750%, 04/02/30 ...... EUR 2,900 3,258,163
Agence Francaise de
Developpement EPIC
4.500%, 03/05/29, MTN . 10,000 9,965,024
Alstom SA
Δ 0.000%, 01/11/29 ..... EUR 200 211,586
Ayvens SA
3.875%, 07/16/29 ...... EUR 3,600 4,185,474
3.250%, 02/19/30 ...... EUR 1,800 2,047,600
Banque Federative du Credit
Mutuel SA
Ω SOFR+1.13%, FRN,
4.804%, 01/23/27(*) .... 362 363,450
Ω 4.753%, 07/13/27 ...... 405 406,334
Ω 5.790%, 07/13/28 ...... 2,495 2,541,512
Ω SOFR+0.99%, FRN,
4.660%, 10/16/28(*) .... 3,541 3,566,979
2.625%, 11/06/29, MTN . EUR 2,900 3,238,983
Ω 5.538%, 01/22/30 ...... 5,728 5,803,466
Ω SOFRINDX+1.23%, FRN,
4.903%, 01/22/30(*) .... 4,375 4,430,869
5.538%, 01/22/30 ...... 19,559 19,798,907
Ω 4.541%, 01/15/31 ...... 3,950 3,843,740
BNP Paribas SA
Ω 3.500%, 11/16/27 ...... 500 493,379
1.875%, 12/14/27 ...... GBP 1,500 1,939,103
Ω 4.400%, 08/14/28 ...... 4,091 4,051,988
3.625%, 09/01/29, MTN . EUR 800 923,010
Bouygues SA
0.500%, 02/11/30 ...... EUR 300 313,170
BPCE SA
Ω # 4.750%, 07/19/27 ...... 1,551 1,556,691
Ω 3.250%, 01/11/28 ...... 2,150 2,108,778
# 3.250%, 01/11/28, MTN . 2,000 1,961,654
Ω # 5.125%, 01/18/28 ...... 2,818 2,836,592
4.375%, 07/13/28, MTN . EUR 1,800 2,111,770
Ω 5.281%, 05/30/29 ...... 1,180 1,194,129
Ω # 2.700%, 10/01/29 ...... 4,872 4,556,619
0.625%, 01/15/30 ...... EUR 1,400 1,464,247
3.125%, 09/05/30, MTN . EUR 10,300 11,649,201
Bpifrance SACA
0.050%, 09/26/29, MTN . EUR 2,000 2,084,571
Caisse d'Amortissement de la
Dette Sociale
3.125%, 03/01/30, MTN . EUR 700 803,073
Credit Agricole SA
Ω 4.125%, 01/10/27 ...... 264 263,796
Face
Amount^
Value
(000)
FRANCE — (Continued)
# 5.301%, 07/12/28 ...... 800 $ 811,478
Ω # 5.301%, 07/12/28 ...... 4,909 4,979,431
1.750%, 03/05/29, MTN . EUR 500 551,435
1.000%, 07/03/29, MTN . EUR 1,100 1,186,824
4.125%, 03/07/30, MTN . EUR 1,200 1,413,165
Credit Mutuel Arkea SA
1.125%, 05/23/29, MTN . EUR 400 433,341
Edenred SE
3.250%, 08/27/30 ...... EUR 5,100 5,785,171
Electricite de France SA
4.500%, 09/21/28 ...... 2,000 1,989,652
4.625%, 04/26/30, MTN . EUR 300 359,052
Elis SA
3.750%, 03/21/30, MTN . EUR 200 230,679
Engie SA
3.625%, 01/11/30, MTN . EUR 200 231,501
3.875%, 01/06/31, MTN . EUR 600 698,034
French Republic Government
Bond OAT
Ω 2.750%, 02/25/30 ...... EUR 1,300 1,476,075
Ω 2.500%, 05/25/30 ...... EUR 1,000 1,123,849
Gecina SA
1.625%, 03/14/30, MTN . EUR 500 538,416
JCDecaux SE
1.625%, 02/07/30 ...... EUR 300 323,781
Kering SA
1.875%, 05/05/30, MTN . EUR 600 652,560
Klepierre SA
2.000%, 05/12/29, MTN . EUR 400 443,665
Orange SA
1.875%, 09/12/30, MTN . EUR 800 864,322
Pernod Ricard SA
0.125%, 10/04/29, MTN . EUR 500 521,750
1.750%, 04/08/30 ...... EUR 1,000 1,085,609
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 700 734,573
1.375%, 09/17/30 ...... EUR 3,300 3,420,360
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 680 775,015
4.875%, 10/02/29, MTN . EUR 420 498,006
3.375%, 06/06/30, MTN . EUR 7,196 8,125,348
3.875%, 09/30/30, MTN . EUR 6,400 7,340,671
Societe Generale SA
Ω 4.000%, 01/12/27 ...... 1,634 1,629,614
0.875%, 09/24/29, MTN . EUR 800 848,719
Ω 3.000%, 01/22/30 ...... 5,384 5,011,306
Suez SACA
2.375%, 05/24/30, MTN . EUR 2,200 2,422,601
TotalEnergies Capital Canada,
Ltd.
2.125%, 09/18/29, MTN . EUR 1,400 1,555,941
TotalEnergies Capital
International SA
3.455%, 02/19/29 ...... 2,996 2,915,617

32
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
2.829%, 01/10/30 ...... 10,789 $ 10,153,655
Totalenergies Capital USA LLC
4.248%, 01/13/31 ...... 1,630 1,591,911
Vinci SA
Ω 3.750%, 04/10/29 ...... 3,800 3,698,383
# 3.750%, 04/10/29 ...... 15,000 14,589,956
WEA Finance LLC
Ω # 4.125%, 09/20/28 ...... 2,500 2,458,860
Ω 3.500%, 06/15/29 ...... 927 888,827
TOTAL FRANCE ......... 198,333,011
GERMANY — (4.4%)
Amprion GmbH
3.162%, 01/15/31, MTN . EUR 4,200 4,735,814
Bayer AG
4.250%, 08/26/29, MTN . EUR 250 294,883
1.125%, 01/06/30 ...... EUR 2,300 2,443,714
Bayer Capital Corp. BV
2.125%, 12/15/29 ...... EUR 100 110,136
Bayer US Finance II LLC
Ω 4.375%, 12/15/28 ...... 18,762 18,518,421
4.375%, 12/15/28 ...... 3,000 2,961,052
Bayer US Finance LLC
Ω 6.250%, 01/21/29 ...... 5,384 5,537,119
Ω 6.375%, 11/21/30 ...... 6,851 7,150,695
BMW Canada, Inc.
3.700%, 09/05/29 ...... CAD 1,400 994,086
BMW Finance NV
Ω 2.850%, 08/14/29 ...... 1,000 942,653
BMW US Capital LLC
Ω # 1.250%, 08/12/26 ...... 173 172,870
Ω # SOFRINDX+0.78%, FRN,
4.436%, 03/19/27(*) .... 295 295,742
Ω SOFRINDX+0.92%, FRN,
4.576%, 03/21/28(*) .... 1,350 1,358,183
Ω 3.750%, 04/12/28 ...... 1,750 1,726,311
Ω 3.950%, 08/14/28 ...... 700 688,781
Ω # 4.900%, 04/02/29 ...... 6,300 6,300,438
Ω # 3.625%, 04/18/29 ...... 1,525 1,477,980
Ω 4.650%, 08/13/29 ...... 13,308 13,202,610
Ω 5.050%, 03/21/30 ...... 9,264 9,264,791
Ω 4.150%, 04/09/30 ...... 3,897 3,777,237
Ω 4.500%, 08/11/30 ...... 13,080 12,811,227
Ω 4.650%, 03/19/31 ...... 5,796 5,668,084
Ω 2.550%, 04/01/31 ...... 1,150 1,026,466
Continental AG
3.500%, 10/01/29, MTN . EUR 1,010 1,161,853
Daimler Truck Finance North
America LLC
Ω SOFR+0.96%, FRN,
4.617%, 09/25/27(*) .... 2,875 2,887,021
Ω 5.125%, 01/19/28 ...... 5,301 5,336,631
Ω 5.400%, 09/20/28 ...... 4,510 4,567,434
Ω # 2.375%, 12/14/28 ...... 1,628 1,541,851
Ω 5.125%, 09/25/29 ...... 4,327 4,348,899
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω 5.250%, 01/13/30 ...... 6,669 $ 6,716,384
Daimler Truck International
Finance BV
3.875%, 06/19/29, MTN . EUR 700 815,540
Deutsche Bahn AG
1.875%, 05/24/30, MTN . EUR 200 219,849
Deutsche Bank AG
5.371%, 09/09/27 ...... 171 172,715
5.414%, 05/10/29 ...... 21,145 21,496,773
Deutsche Post AG
3.000%, 03/24/30, MTN . EUR 1,035 1,181,153
E.ON SE
3.125%, 03/05/30, MTN . EUR 540 615,931
3.375%, 01/15/31 ...... EUR 118 135,279
Emd Finance LLC
Ω 4.125%, 08/15/28 ...... 400 395,543
EMD Finance LLC
Ω 4.375%, 10/15/30 ...... 10,632 10,399,995
EnBW International Finance BV
3.000%, 05/20/29, MTN . EUR 700 802,042
Fresenius Medical Care AG
3.250%, 11/24/30, MTN . EUR 2,900 3,282,848
Fresenius Medical Care US
Finance III, Inc.
Ω # 3.750%, 06/15/29 ...... 7,000 6,769,702
Ω 2.375%, 02/16/31 ...... 200 175,817
Fresenius SE & Co. KGaA
5.000%, 11/28/29, MTN . EUR 1,000 1,201,588
Grand City Properties SA
4.375%, 01/09/30, MTN . EUR 500 584,374
Hamburg Commercial Bank AG
3.500%, 01/31/30, MTN . EUR 8,309 9,508,731
Knorr-Bremse AG
3.000%, 09/30/29, MTN . EUR 800 911,642
Kreditanstalt Fuer Wiederaufbau
4.250%, 09/19/28, MTN . CAD 3,345 2,440,275
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.78%, FRN,
4.442%, 04/01/27(*) .... 200 200,543
Ω SOFR+0.85%, FRN,
4.482%, 11/15/27(*) .... 720 723,178
Ω SOFR+0.93%, FRN,
4.591%, 03/31/28(*) .... 1,387 1,392,811
5.100%, 08/03/28 ...... 5,000 5,030,972
Ω 4.850%, 01/11/29 ...... 1,415 1,414,895
Ω 4.300%, 02/22/29 ...... 200 197,098
Ω 4.800%, 08/01/29 ...... 5,011 4,993,453
Ω 3.100%, 08/15/29 ...... 193 183,108
Ω # 5.100%, 11/15/29 ...... 18,634 18,689,781
Ω 5.000%, 04/01/30 ...... 2,275 2,267,872
8.500%, 01/18/31 ...... 10,549 11,966,382
Ω 4.500%, 03/10/31 ...... 2,124 2,068,592

33
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
Siemens
Financieringsmaatschappij NV
Ω 6.125%, 08/17/26 ...... 2 $ 2,002
Ω 1.700%, 03/11/28 ...... 14,982 14,350,090
2.150%, 03/11/31 ...... 6,300 5,604,206
Ω 2.150%, 03/11/31 ...... 2,094 1,865,466
Siemens Funding BV
Ω 4.600%, 05/28/30 ...... 2,792 2,775,752
Sixt SE
3.250%, 01/22/30, MTN . EUR 600 680,429
T-Mobile USA, Inc.
4.200%, 10/01/29 ...... 157 154,032
3.875%, 04/15/30 ...... 1,750 1,680,727
Traton Finance Luxembourg SA
3.750%, 03/27/30, MTN . EUR 600 688,665
3.750%, 01/14/31, MTN . EUR 1,800 2,057,252
Volkswagen Financial Services
AG
3.875%, 09/10/30 ...... EUR 1,600 1,843,179
Volkswagen Group of America
Finance LLC
Ω SOFR+1.06%, FRN,
4.692%, 08/14/26(*) .... 100 100,023
Ω SOFR+1.06%, FRN,
4.719%, 03/25/27(*) .... 359 359,924
Ω 4.350%, 06/08/27 ...... 359 358,042
Ω 5.650%, 09/12/28 ...... 1,830 1,853,145
Ω 4.750%, 11/13/28 ...... 1,532 1,524,635
Ω 6.200%, 11/16/28 ...... 570 584,565
Ω 5.250%, 03/22/29 ...... 6,468 6,497,832
Ω # 4.600%, 06/08/29 ...... 4,466 4,412,811
Ω 4.950%, 08/15/29 ...... 5,767 5,743,418
Ω 5.350%, 03/27/30 ...... 7,026 7,048,316
Ω # 3.750%, 05/13/30 ...... 4,433 4,200,185
Ω 4.850%, 09/11/30 ...... 500 491,913
Ω 6.450%, 11/16/30 ...... 3,400 3,552,179
Volkswagen International
Finance NV
4.375%, 05/15/30, MTN . EUR 400 470,308
VW Credit Canada, Inc.
5.730%, 09/20/28 ...... CAD 5,000 3,711,765
3.390%, 11/20/28 ...... CAD 4,500 3,183,858
4.420%, 08/20/29 ...... CAD 5,000 3,621,734
TOTAL GERMANY ....... 317,674,301
IRELAND — (0.2%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
2.450%, 10/29/26 ...... 101 100,549
3.650%, 07/21/27 ...... 1,124 1,114,992
4.625%, 10/15/27 ...... 700 699,758
3.875%, 01/23/28 ...... 1,300 1,283,354
5.750%, 06/06/28 ...... 927 941,978
3.000%, 10/29/28 ...... 1,860 1,788,030
Face
Amount^
Value
(000)
IRELAND — (Continued)
4.625%, 09/10/29 ...... 4,527 $ 4,486,963
TOTAL IRELAND ......... 10,415,624
ITALY — (0.7%)
Autostrade per l'Italia SpA
1.875%, 09/26/29, MTN . EUR 460 503,563
Banco BPM SpA
3.375%, 01/21/30, MTN . EUR 1,620 1,854,986
ENEL Finance International NV
Ω 3.500%, 04/06/28 ...... 1,482 1,452,862
Eni SpA
4.750%, 09/12/28 ...... 6,770 6,777,847
Ω # 4.750%, 09/12/28 ...... 11,940 11,958,434
0.625%, 01/23/30, MTN . EUR 1,900 1,992,938
Eni USA, Inc.
7.300%, 11/15/27 ...... 6,484 6,686,166
Iccrea Banca SpA
3.375%, 01/30/30, MTN . EUR 540 617,500
Intesa Sanpaolo SpA
Ω 3.875%, 01/12/28 ...... 250 246,751
Ω 4.000%, 09/23/29 ...... 900 875,505
5.250%, 01/13/30, MTN . EUR 2,860 3,481,404
Italgas SpA
2.875%, 03/06/30, MTN . EUR 200 225,094
Snam SpA
Δ 0.000%, 12/07/28, MTN EUR 290 309,616
4.000%, 11/27/29, MTN . EUR 1,300 1,521,206
Var Energi ASA
Ω 5.875%, 05/22/30 ...... 8,300 8,469,684
3.875%, 03/12/31, MTN . EUR 1,408 1,615,945
TOTAL ITALY ........... 48,589,501
JAPAN — (5.5%)
7-Eleven, Inc.
1.300%, 02/10/28 ...... 200 189,930
Ω # 1.300%, 02/10/28 ...... 10,450 9,923,845
Ω 1.800%, 02/10/31 ...... 2,350 2,033,495
1.800%, 02/10/31 ...... 862 744,886
Aircastle, Ltd.
Ω 2.850%, 01/26/28 ...... 400 388,086
Ω 6.500%, 07/18/28 ...... 1,873 1,923,579
Ω 5.950%, 02/15/29 ...... 10,642 10,861,553
American Honda Finance Corp.
SOFRINDX+0.72%, FRN,
4.382%, 10/05/26(*), MTN 100 100,060
SOFR+0.62%, FRN,
4.276%, 12/11/26(*), MTN 101 101,079
SOFR+0.77%, FRN,
4.425%, 03/12/27(*) .... 3,579 3,587,081
SOFR+0.87%, FRN,
4.533%, 07/09/27(*) .... 1,529 1,533,088
SOFR+0.72%, FRN,
4.393%, 10/22/27(*), MTN 2,634 2,635,659
SOFR+0.82%, FRN,
4.471%, 03/03/28(*) .... 6,295 6,299,778

34
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
SOFR+0.90%, FRN,
4.550%, 09/01/28(*) .... 395 $ 396,028
2.250%, 01/12/29, MTN . 1,406 1,324,829
# 4.900%, 03/13/29 ...... 1,034 1,035,886
4.400%, 09/05/29, MTN . 9,570 9,431,976
4.800%, 03/05/30 ...... 5,271 5,225,386
4.600%, 04/17/30 ...... 1,733 1,705,258
4.500%, 09/04/30, MTN . 11,665 11,410,033
5.850%, 10/04/30, MTN . 2,450 2,518,565
4.450%, 01/08/31 ...... 1,000 972,029
1.800%, 01/13/31, MTN . 1,014 880,265
Aviation Capital Group LLC
6.750%, 10/25/28 ...... 2,300 2,381,560
5.375%, 07/15/29 ...... 5,000 5,035,858
Ω 5.375%, 07/15/29 ...... 6,445 6,491,221
Ω 5.125%, 04/10/30 ...... 5,098 5,070,659
Ω 6.375%, 07/15/30 ...... 1,101 1,143,801
Ω 4.800%, 10/24/30 ...... 11,376 11,174,418
Honda Canada Finance, Inc.
4.900%, 06/04/29 ...... CAD 6,100 4,485,219
Honda Motor Co., Ltd.
4.688%, 07/08/30 ...... 1,300 1,282,638
Japan Tobacco, Inc.
Ω 4.850%, 05/15/28 ...... 219 219,725
JT International Financial
Services BV
3.875%, 09/28/28, MTN . 5,000 4,910,272
Mitsubishi HC Finance America
LLC
Ω 4.558%, 01/14/31 ...... 4,650 4,528,204
Mitsubishi UFJ Financial Group,
Inc.
2.757%, 09/13/26 ...... 619 617,974
3.195%, 07/18/29 ...... 2,351 2,246,327
2.559%, 02/25/30 ...... 5,397 4,969,075
2.048%, 07/17/30 ...... 10,704 9,576,422
Mizuho Bank, Ltd.
Ω 4.695%, 04/16/31 ...... 1,900 1,887,858
Mizuho Financial Group, Inc.
2.839%, 09/13/26 ...... 188 187,739
0.402%, 09/06/29, MTN . EUR 6,000 6,314,212
0.797%, 04/15/30, MTN . EUR 3,550 3,706,090
Nippon Life Insurance Co.
Ω 4.748%, 04/02/31 ...... 26,064 25,735,376
Nomura Holdings, Inc.
2.329%, 01/22/27 ...... 1,102 1,091,441
5.842%, 01/18/28 ...... 500 507,510
6.070%, 07/12/28 ...... 678 693,461
2.172%, 07/14/28 ...... 2,905 2,764,383
2.710%, 01/22/29 ...... 400 379,188
5.605%, 07/06/29 ...... 450 457,404
3.103%, 01/16/30 ...... 9,410 8,790,408
3.459%, 05/28/30, MTN . EUR 6,100 6,954,520
4.904%, 07/01/30 ...... 8,213 8,119,658
Face
Amount^
Value
(000)
JAPAN — (Continued)
2.679%, 07/16/30 ...... 3,778 $ 3,434,211
Norinchukin Bank (The)
Ω # 4.683%, 03/10/31 ...... 1,100 1,074,248
NTT Finance Corp.
Ω 1.591%, 04/03/28 ...... 695 659,919
Ω 5.110%, 07/02/29 ...... 1,150 1,154,086
0.342%, 03/03/30 ...... EUR 300 308,163
Ω 4.876%, 07/16/30 ...... 27,851 27,554,984
Ω SOFR+1.31%, FRN,
4.974%, 07/16/30(*) .... 2,335 2,377,769
ORIX Corp.
# 5.000%, 09/13/27 ...... 2,377 2,388,583
3.780%, 05/29/29, MTN . EUR 1,000 1,160,113
4.650%, 09/10/29 ...... 11,673 11,629,810
4.450%, 09/09/30 ...... 12,549 12,278,009
2.250%, 03/09/31 ...... 400 353,661
Protective Life Corp.
Ω 4.300%, 09/30/28 ...... 7,891 7,796,488
Ω 3.400%, 01/15/30 ...... 2,790 2,634,671
Ω 4.700%, 01/15/31 ...... 500 488,716
Sumitomo Mitsui Financial
Group, Inc.
SOFR+0.88%, FRN,
4.543%, 01/14/27(*) .... 400 401,028
5.520%, 01/13/28 ...... 500 506,518
3.544%, 01/17/28 ...... 800 788,383
5.800%, 07/13/28 ...... 400 408,826
3.944%, 07/19/28 ...... 239 236,030
5.716%, 09/14/28 ...... 844 860,195
1.902%, 09/17/28 ...... 1,600 1,509,972
2.472%, 01/14/29 ...... 590 559,303
SOFR+1.17%, FRN,
4.832%, 07/09/29(*) .... 7,581 7,651,474
5.316%, 07/09/29 ...... 3,333 3,376,790
3.040%, 07/16/29 ...... 13,591 12,925,151
2.724%, 09/27/29 ...... 500 468,125
5.710%, 01/13/30 ...... 5,451 5,572,562
2.750%, 01/15/30 ...... 6,124 5,683,538
SOFR+1.05%, FRN,
4.713%, 04/15/30(*) .... 2,799 2,813,835
5.240%, 04/15/30 ...... 2,031 2,045,656
2.130%, 07/08/30 ...... 10,871 9,741,971
5.852%, 07/13/30 ...... 1,394 1,434,687
1.710%, 01/12/31 ...... 2,192 1,901,086
5.424%, 07/09/31 ...... 3,600 3,644,849
Sumitomo Mitsui Trust Bank,
Ltd.
Ω 1.350%, 09/16/26 ...... 338 336,914
Ω SOFR+0.98%, FRN,
4.631%, 09/10/27(*) .... 3,031 3,051,486
Ω 5.550%, 09/14/28 ...... 2,947 2,997,675
Ω 5.200%, 03/07/29 ...... 5,132 5,183,910
Ω 4.500%, 09/10/29 ...... 1,209 1,199,471
Ω SOFR+0.99%, FRN,
4.642%, 03/13/30(*) .... 2,050 2,075,957

35
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Ω # 4.700%, 03/13/30 ...... 852 $ 848,325
Ω 4.350%, 09/11/30 ...... 1,768 1,733,585
Takeda Pharmaceutical Co.,
Ltd.
2.050%, 03/31/30 ...... 1,578 1,425,652
Toyota Credit Canada, Inc.
3.140%, 02/26/29 ...... CAD 3,900 2,747,570
3.460%, 02/24/31 ...... CAD 5,000 3,489,610
Toyota Finance Australia, Ltd.
3.386%, 03/18/30, MTN . EUR 2,892 3,316,952
4.402%, 01/30/31, MTN . 1,125 1,095,187
Toyota Motor Credit Corp.
SOFR+0.77%, FRN,
4.398%, 08/07/26(*) .... 107 107,007
4.650%, 01/05/29, MTN . 717 718,606
5.050%, 05/16/29 ...... 906 914,994
4.550%, 08/09/29 ...... 1,126 1,121,206
4.950%, 01/09/30 ...... 2,925 2,937,405
2.150%, 02/13/30, MTN . 1,562 1,428,122
3.375%, 04/01/30, MTN . 4,279 4,068,265
4.800%, 05/15/30 ...... 2,969 2,966,643
4.550%, 05/17/30, MTN . 1,156 1,144,785
5.550%, 11/20/30 ...... 3,568 3,664,828
1.650%, 01/10/31, MTN . 150 131,022
4.200%, 01/10/31 ...... 200 194,831
5.100%, 03/21/31 ...... 1,000 1,007,938
4.550%, 05/14/31 ...... 2,284 2,247,179
TOTAL JAPAN ........... 396,923,530
LUXEMBOURG — (0.2%)
ArcelorMittal SA
6.550%, 11/29/27 ...... 1,752 1,790,990
3.125%, 12/13/28, MTN . EUR 1,320 1,510,281
3.250%, 09/30/30, MTN . EUR 1,500 1,698,017
Eurofins Scientific SE
4.000%, 07/06/29 ...... EUR 300 349,364
4.750%, 09/06/30 ...... EUR 1,200 1,430,704
SELP Finance Sarl
0.875%, 05/27/29 ...... EUR 3,620 3,869,187
Vier Gas Transport GmbH
0.125%, 09/10/29, MTN . EUR 800 830,847
TOTAL LUXEMBOURG .... 11,479,390
NETHERLANDS — (2.2%)
ABN AMRO Bank NV
Ω SOFRINDX+0.75%, FRN,
4.413%, 07/07/28(*) .... 12,143 12,205,659
0.500%, 09/23/29, MTN . EUR 800 841,548
4.250%, 02/21/30, MTN . EUR 4,300 5,068,183
SOFR+0.95%, FRN,
4.606%, 06/20/30(*), MTN 300 301,896
4.197%, 02/26/31 ...... 250 242,060
Ω 4.197%, 02/26/31 ...... 2,320 2,246,314
BNG Bank NV
Ω Δ SOFRINDX+1.00%, FRN,
0.000%, 08/05/26(*) .... 260 260,012
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
3.300%, 07/17/28, MTN . AUD 18,983 $ 12,937,143
Ω 4.750%, 02/01/30 ...... 16,435 16,594,999
4.750%, 02/01/30 ...... 10,000 10,091,860
2.500%, 05/21/30, MTN . EUR 900 1,013,016
Cooperatieve Rabobank UA
3.743%, 01/14/28 ...... 500 495,238
4.800%, 01/09/29 ...... 425 427,384
5.051%, 02/26/29, MTN . AUD 15,000 10,515,666
4.322%, 04/01/29 ...... 8,104 8,056,900
SOFRINDX+0.89%, FRN,
4.560%, 10/17/29(*) .... 6,490 6,546,344
4.494%, 10/17/29 ...... 22,159 22,057,093
# 4.160%, 01/14/31 ...... 4,945 4,824,688
CTP NV
1.250%, 06/21/29, MTN . EUR 11,100 11,980,733
ING Groep NV
2.000%, 09/20/28, MTN . EUR 2,000 2,243,881
4.550%, 10/02/28 ...... 6,978 6,956,041
4.050%, 04/09/29 ...... 9,601 9,415,629
Koninklijke KPN NV
8.375%, 10/01/30 ...... 154 173,597
Nederlandse Waterschapsbank
NV
3.450%, 07/17/28, MTN . AUD 7,500 5,123,930
4.500%, 01/16/30 ...... 1,435 1,435,894
2.500%, 05/22/30, MTN . EUR 2,972 3,340,601
Stedin Holding NV
0.500%, 11/14/29, MTN . EUR 2,160 2,267,676
TOTAL NETHERLANDS ... 157,663,985
NEW ZEALAND — (2.8%)
Housing New Zealand, Ltd.
2.183%, 04/24/30, MTN . NZD 9,200 5,027,529
New Zealand Government Bond
3.000%, 04/20/29 ...... NZD 35,000 20,134,425
4.500%, 05/15/30 ...... NZD 280,400 167,634,608
New Zealand Local Government
Funding Agency Bond
1.500%, 04/20/29 ...... NZD 2,200 1,209,541
4.500%, 05/15/30 ...... NZD 15,800 9,372,998
TOTAL NEW ZEALAND .... 203,379,101
NORWAY — (1.2%)
Aker BP ASA
Ω 5.600%, 06/13/28 ...... 6,132 6,230,554
Ω 3.750%, 01/15/30 ...... 31,067 29,816,072
Ω 4.000%, 01/15/31 ...... 2,316 2,212,169
Equinor ASA
Ω 6.500%, 12/01/28 ...... 411 428,365
3.125%, 04/06/30 ...... 1,718 1,625,158
2.375%, 05/22/30 ...... 9,140 8,382,491
4.500%, 09/03/30 ...... 11,175 11,074,325
Kommunalbanken AS
4.350%, 01/18/28, MTN . AUD 8,140 5,666,367
3.400%, 07/24/28, MTN . AUD 1,400 955,307
3.625%, 09/04/29, MTN . 2,000 1,953,692

36
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
NORWAY — (Continued)
1.125%, 06/14/30 ...... 14,150 $ 12,483,456
Statnett SF
1.250%, 04/26/30, MTN . EUR 2,600 2,770,903
TOTAL NORWAY ........ 83,598,859
SINGAPORE — (0.0%)
DBS Group Holdings, Ltd.
Ω SOFR+0.60%, FRN,
4.257%, 03/21/28(*) .... 1,530 1,534,873
Ω SOFR+0.65%, FRN,
4.307%, 03/21/30(*) .... 210 211,281
TOTAL SINGAPORE ...... 1,746,154
SPAIN — (1.4%)
Abertis France SAS
1.475%, 01/18/31, MTN . EUR 600 629,356
Abertis Infraestructuras SA
3.125%, 07/07/30, MTN . EUR 3,000 3,394,920
Acciona Energia Financiacion
Filiales SA
3.750%, 04/25/30, MTN . EUR 5,000 5,731,891
Amadeus IT Group SA
3.375%, 03/25/30, MTN . EUR 200 227,822
Avangrid, Inc.
3.800%, 06/01/29 ...... 600 582,778
Banco Bilbao Vizcaya
Argentaria SA
5.381%, 03/13/29 ...... 14,800 15,003,187
4.375%, 10/14/29, MTN . EUR 400 476,041
3.625%, 06/07/30 ...... EUR 200 231,763
Banco Santander SA
5.588%, 08/08/28 ...... 4,395 4,462,125
6.607%, 11/07/28 ...... 1,600 1,662,800
3.875%, 04/22/29, MTN . EUR 5,400 6,293,878
3.306%, 06/27/29 ...... 1,200 1,152,643
5.565%, 01/17/30 ...... 6,000 6,097,530
3.490%, 05/28/30 ...... 3,400 3,214,636
# 4.551%, 11/06/30 ...... 1,800 1,758,950
5.439%, 07/15/31 ...... 2,200 2,226,204
CaixaBank SA
3.750%, 09/07/29, MTN . EUR 3,300 3,844,668
Colonial SFL Socimi SA
3.250%, 01/22/30, MTN . EUR 100 113,351
Criteria Caixa SA
3.500%, 10/02/29 ...... EUR 1,900 2,189,583
3.250%, 02/25/31, MTN . EUR 2,000 2,258,354
HOCHTIEF AG
4.250%, 05/31/30, MTN . EUR 1,800 2,115,077
Naturgy Finance Iberia SA
3.250%, 10/02/30, MTN . EUR 2,300 2,611,749
New York State Electric & Gas
Corp.
Ω 5.650%, 08/15/28 ...... 4,325 4,398,311
Repsol E&P Capital Markets
US LLC
Ω 5.204%, 09/16/30 ...... 8,171 8,169,279
Face
Amount^
Value
(000)
SPAIN — (Continued)
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 10,880 $ 12,448,971
Telefonica Europe BV
8.250%, 09/15/30 ...... 7,389 8,199,433
TOTAL SPAIN ........... 99,495,300
SUPRANATIONAL — (0.1%)
African Development Bank
3.500%, 09/18/29 ...... 930 906,251
Council Of Europe Development
Bank
4.125%, 01/24/29 ...... 595 591,833
European Bank for
Reconstruction & Development
4.125%, 01/25/29 ...... 205 203,895
Inter-American Development
Bank
3.500%, 09/14/29 ...... 1,284 1,251,879
International Development
Association
Ω 4.375%, 11/27/29 ...... 500 499,595
1.000%, 12/03/30 ...... 2,360 2,043,292
Nordic Investment Bank
4.100%, 06/08/28 ...... AUD 5,000 3,459,850
TOTAL SUPRANATIONAL . 8,956,595
SWEDEN — (1.2%)
Autoliv, Inc.
3.625%, 08/07/29, MTN . EUR 1,380 1,587,406
3.000%, 10/29/30, MTN . EUR 1,700 1,894,607
Castellum AB
4.125%, 12/10/30, MTN . EUR 4,100 4,729,467
Electrolux AB
2.500%, 05/18/30, MTN . EUR 2,200 2,399,239
Lansforsakringar Bank AB
3.250%, 01/22/30, MTN . EUR 3,400 3,885,733
Sagax AB
4.375%, 05/29/30, MTN . EUR 1,160 1,354,371
3.375%, 01/26/31, MTN . EUR 2,000 2,236,425
Securitas Treasury Ireland DAC
3.875%, 02/23/30, MTN . EUR 500 579,407
Skandinaviska Enskilda Banken
AB
Ω SOFRINDX+0.75%, FRN,
4.401%, 06/02/28(*) .... 2,545 2,557,234
Ω # 4.375%, 06/02/28 ...... 265 264,321
4.375%, 11/06/28, MTN . EUR 4,250 5,008,165
Ω 5.375%, 03/05/29 ...... 2,025 2,052,246
0.625%, 11/12/29, MTN . EUR 210 220,935
3.375%, 03/19/30, MTN . EUR 6,500 7,449,564
Ω 4.500%, 09/03/30 ...... 1,175 1,152,578
Svensk Exportkredit AB
3.750%, 07/29/30 ...... 960 936,892
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.309%, 05/28/27(*) .... 1,400 1,404,669

37
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
SWEDEN — (Continued)
5.000%, 03/02/28, MTN . AUD 5,000 $ 3,505,538
Ω # 4.375%, 05/23/28 ...... 690 688,668
Ω SOFR+0.74%, FRN,
4.382%, 05/23/28(*) .... 3,601 3,618,083
Ω # 5.500%, 06/15/28 ...... 8,962 9,095,686
5.500%, 06/15/28 ...... 1,000 1,014,917
1.375%, 02/23/29, MTN . EUR 200 219,629
Ω 4.375%, 06/11/29 ...... 7,800 7,743,542
Swedbank AB
2.875%, 04/30/29, MTN . EUR 1,100 1,249,611
3.250%, 09/24/29, MTN . EUR 5,540 6,342,651
Ω 5.083%, 05/21/30 ...... 800 803,293
Ω 4.898%, 03/30/31 ...... 7,350 7,298,171
Tele2 AB
3.750%, 11/22/29, MTN . EUR 500 580,104
Volvo Treasury AB
3.125%, 02/08/29, MTN . EUR 2,200 2,522,166
3.125%, 08/26/29, MTN . EUR 3,850 4,399,600
TOTAL SWEDEN ......... 88,794,918
SWITZERLAND — (0.2%)
ABB Finance BV
Δ 0.000%, 01/19/30, MTN EUR 2,200 2,265,027
Sandoz Finance BV
3.250%, 09/12/29 ...... EUR 500 571,384
4.220%, 04/17/30 ...... EUR 300 352,786
Sika Capital BV
3.750%, 05/03/30 ...... EUR 850 986,341
Swiss Life Finance I AG
3.250%, 08/31/29 ...... EUR 300 343,935
Tyco Electronics Group SA
4.625%, 02/01/30 ...... 500 496,039
4.500%, 02/09/31 ...... 3,873 3,815,114
UBS AG
5.650%, 09/11/28 ...... 2,888 2,949,957
TOTAL SWITZERLAND .... 11,780,583
UNITED KINGDOM — (2.6%)
AstraZeneca Finance LLC
4.900%, 02/26/31 ...... 438 439,584
2.250%, 05/28/31 ...... 748 664,574
AstraZeneca PLC
4.000%, 01/17/29 ...... 167 164,826
BAE Systems PLC
Ω 1.900%, 02/15/31 ...... 600 525,728
Ω 5.250%, 03/26/31 ...... 300 303,782
BAT Capital Corp.
2.259%, 03/25/28 ...... 1,246 1,198,895
# 3.462%, 09/06/29 ...... 300 288,424
6.343%, 08/02/30 ...... 1,628 1,706,951
5.834%, 02/20/31 ...... 500 515,719
BAT International Finance PLC
4.448%, 03/16/28 ...... 3,751 3,739,419
5.931%, 02/02/29 ...... 5,000 5,131,902
3.125%, 03/06/29, MTN . EUR 2,000 2,288,302
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
2.250%, 01/16/30, MTN . EUR 7,170 $ 7,921,383
British Telecommunications,
Ltd.
Ω 3.250%, 11/08/29 ...... 250 237,453
Cadent Finance PLC
0.625%, 03/19/30, MTN . EUR 500 518,292
CK Hutchison Europe Finance
21, Ltd.
0.750%, 11/02/29 ...... EUR 1,000 1,053,368
CK Hutchison International 23,
Ltd.
Ω # 4.750%, 04/21/28 ...... 5,000 5,019,710
Diageo Capital PLC
2.000%, 04/29/30 ...... 2,417 2,183,465
GlaxoSmithKline Capital PLC
1.375%, 09/12/29 ...... EUR 160 174,290
GlaxoSmithKline Capital, Inc.
4.500%, 04/15/30 ...... 1,441 1,431,120
HSBC Holdings PLC
4.950%, 03/31/30 ...... 18,795 18,825,579
Imperial Brands Finance PLC
Ω 5.500%, 02/01/30 ...... 4,301 4,359,990
Lloyds Bank Corporate Markets
PLC
3.250%, 03/24/30, MTN . EUR 1,060 1,211,370
Lloyds Banking Group PLC
4.375%, 03/22/28 ...... 3,341 3,325,780
4.550%, 08/16/28 ...... 1,883 1,879,136
LSEG Finance PLC
Ω 2.000%, 04/06/28 ...... 1,350 1,292,417
Ω 2.500%, 04/06/31 ...... 3,750 3,343,283
LSEG US Finance Corp.
Ω 4.500%, 03/23/31 ...... 1,509 1,472,366
Motability Operations Group
PLC
3.625%, 07/24/29, MTN . EUR 8,000 9,242,926
4.000%, 01/17/30, MTN . EUR 900 1,047,848
National Gas Transmission PLC
4.250%, 04/05/30, MTN . EUR 739 867,589
National Grid North America,
Inc.
3.247%, 11/25/29, MTN . EUR 1,900 2,169,522
3.150%, 06/03/30, MTN . EUR 1,100 1,245,821
National Grid PLC
0.553%, 09/18/29, MTN . EUR 600 631,384
Nationwide Building Society
Ω # 1.500%, 10/13/26 ...... 2,753 2,738,951
Ω 5.127%, 07/29/29 ...... 21,133 21,269,897
3.250%, 09/05/29, MTN . EUR 4,800 5,498,250
3.000%, 03/03/30, MTN . EUR 6,038 6,832,837
Ω 4.351%, 09/30/30 ...... 1,400 1,359,779
NatWest Markets PLC
Ω SOFR+0.95%, FRN,
4.606%, 03/21/28(*) .... 4,295 4,322,403
5.899%, 08/23/28, MTN . AUD 1,950 1,385,142

38
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
Ω 4.174%, 11/06/28 ...... 500 $ 493,735
Ω 5.410%, 05/17/29 ...... 2,050 2,076,901
Ω SOFR+1.14%, FRN,
4.773%, 05/17/29(*) .... 9,580 9,657,461
3.125%, 01/10/30, MTN . EUR 10,564 12,019,590
Ω 5.022%, 03/21/30 ...... 500 499,755
Ω SOFR+1.19%, FRN,
4.846%, 03/21/30(*) .... 675 681,623
Ω # 4.412%, 11/06/30 ...... 250 244,015
Ω 4.893%, 03/27/31 ...... 1,650 1,634,746
Reckitt Benckiser Treasury
Services PLC
3.625%, 06/20/29, MTN . EUR 13,400 15,529,056
RELX Capital, Inc.
4.000%, 03/18/29 ...... 700 686,602
4.750%, 03/27/30 ...... 2,000 1,988,343
3.000%, 05/22/30 ...... 3,295 3,073,783
Smith & Nephew PLC
2.032%, 10/14/30 ...... 250 220,979
SSE PLC
2.875%, 08/01/29, MTN . EUR 6,960 7,880,817
WPP Finance 2013
3.625%, 09/12/29, MTN . EUR 120 138,100
TOTAL UNITED KINGDOM . 186,654,963
UNITED STATES — (53.6%)
3M Co.
3.625%, 09/14/28, MTN . 7,872 7,732,256
3.375%, 03/01/29, MTN . 3,506 3,393,876
2.375%, 08/26/29 ...... 1,787 1,670,534
# 4.800%, 03/15/30 ...... 8,407 8,404,630
3.050%, 04/15/30 ...... 1,759 1,649,141
1.750%, 05/15/30, MTN . EUR 150 162,368
Abbott Laboratories
1.150%, 01/30/28 ...... 3,000 2,864,250
1.400%, 06/30/30 ...... 8,518 7,519,695
AbbVie, Inc.
3.200%, 11/21/29 ...... 657 626,270
4.875%, 03/15/30 ...... 1,063 1,066,057
4.125%, 03/15/31 ...... 5,577 5,406,425
4.950%, 03/15/31 ...... 750 753,447
Accenture Capital, Inc.
4.050%, 10/04/29 ...... 50,458 49,439,297
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 ...... 318 282,455
Adobe, Inc.
2.300%, 02/01/30 ...... 4,332 3,982,715
AEP Texas, Inc.
2.100%, 07/01/30 ...... 100 89,854
AES Corp. (The)
# 5.450%, 06/01/28 ...... 1,085 1,093,855
Ω 3.950%, 07/15/30 ...... 4,180 3,980,983
Air Products and Chemicals,
Inc.
2.050%, 05/15/30 ...... 4,138 3,750,005
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.750%, 02/08/31 ...... 1,882 $ 1,881,882
Airbnb, Inc.
4.650%, 03/16/31 ...... 15,187 14,972,476
Aircastle, Ltd./Aircastle Ireland
DAC
Ω 5.000%, 09/15/30 ...... 3,556 3,513,706
Alabama Power Co.
1.450%, 09/15/30 ...... 850 743,410
4.300%, 03/15/31 ...... 3,640 3,549,400
Alexandria Real Estate Equities,
Inc.
4.900%, 12/15/30 ...... 2,100 2,079,401
Allegion PLC
3.500%, 10/01/29 ...... 202 193,527
Allstate Corp. (The)
5.050%, 06/24/29 ...... 8,807 8,879,853
1.450%, 12/15/30 ...... 885 764,799
Ally Financial, Inc.
2.200%, 11/02/28 ...... 6,245 5,894,954
Alphabet, Inc.
4.000%, 05/15/30 ...... 3,137 3,058,618
1.100%, 08/15/30 ...... 14,357 12,471,902
4.100%, 11/15/30 ...... 12,389 12,042,440
4.100%, 02/15/31 ...... 10,626 10,300,846
3.650%, 05/15/31 ...... CAD 6,000 4,259,172
Altria Group, Inc.
3.400%, 05/06/30 ...... 125 118,442
Amazon.com, Inc.
1.650%, 05/12/28 ...... 3,588 3,415,592
# 4.650%, 12/01/29 ...... 2,634 2,632,372
# 1.500%, 06/03/30 ...... 8,489 7,507,755
4.100%, 11/20/30 ...... 7,105 6,883,054
4.250%, 03/13/31 ...... 19,980 19,381,083
2.100%, 05/12/31 ...... 11,792 10,371,493
Amcor Finance USA, Inc.
4.500%, 05/15/28 ...... 1,700 1,693,971
Amcor Flexibles North America,
Inc.
2.630%, 06/19/30 ...... 501 459,793
Amcor UK Finance PLC
3.200%, 11/17/29 ...... EUR 780 886,675
Amdocs, Ltd.
2.538%, 06/15/30 ...... 3,805 3,424,573
American Electric Power Co.,
Inc.
2.300%, 03/01/30 ...... 2,563 2,343,544
American Express Co.
SOFRINDX+0.65%, FRN,
4.327%, 11/04/26(*) .... 212 212,127
American Medical Systems
Europe BV
3.375%, 03/08/29 ...... EUR 1,200 1,381,658
American Tower Corp.
2.750%, 01/15/27 ...... 101 100,237
1.500%, 01/31/28 ...... 275 262,447

39
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.250%, 07/15/28 ...... 4,225 $ 4,262,240
5.200%, 02/15/29 ...... 3,900 3,932,111
0.875%, 05/21/29 ...... EUR 190 204,024
3.800%, 08/15/29 ...... 949 920,794
2.900%, 01/15/30 ...... 2,494 2,328,951
5.000%, 01/31/30 ...... 8,050 8,054,642
2.100%, 06/15/30 ...... 2,319 2,079,697
1.875%, 10/15/30 ...... 1,740 1,532,784
American Water Capital Corp.
3.450%, 06/01/29 ...... 2,417 2,336,255
2.800%, 05/01/30 ...... 4,222 3,924,808
2.300%, 06/01/31 ...... 6,222 5,508,797
Ameriprise Financial, Inc.
5.700%, 12/15/28 ...... 3,800 3,888,542
Amphenol Corp.
5.050%, 04/05/29 ...... 4,600 4,647,020
4.350%, 06/01/29 ...... 750 743,742
2.800%, 02/15/30 ...... 1,806 1,685,167
4.125%, 11/15/30 ...... 1,360 1,321,831
Analog Devices, Inc.
4.500%, 06/15/30 ...... 965 955,244
Aon Corp.
3.750%, 05/02/29 ...... 5,690 5,531,433
2.800%, 05/15/30 ...... 11,271 10,439,838
Apple, Inc.
1.200%, 02/08/28 ...... 932 889,608
4.000%, 05/10/28 ...... 2,600 2,585,335
1.400%, 08/05/28 ...... 14,460 13,662,606
3.250%, 08/08/29 ...... 2,264 2,186,284
2.200%, 09/11/29 ...... 5,743 5,376,785
1.650%, 05/11/30 ...... 6,408 5,752,887
4.200%, 05/12/30 ...... 29,104 28,849,370
1.250%, 08/20/30 ...... 20,422 17,918,491
Applied Materials, Inc.
1.750%, 06/01/30 ...... 1,459 1,303,733
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 1,172 1,155,096
5.150%, 08/21/29 ...... 10,457 10,490,605
Ascension Health
4.294%, 11/15/30 ...... 2,500 2,441,344
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 ...... 2,230 2,228,291
Assured Guaranty US Holdings,
Inc.
6.125%, 09/15/28 ...... 7,600 7,787,665
3.150%, 06/15/31 ...... 3,400 3,123,705
AT&T, Inc.
3.150%, 06/01/30 ...... EUR 1,000 1,131,578
Athene Holding, Ltd.
4.125%, 01/12/28 ...... 1,809 1,786,467
# 6.150%, 04/03/30 ...... 3,001 3,092,129
3.500%, 01/15/31 ...... 2,400 2,226,453
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Atlas Warehouse Lending Co.,
LP
Ω 4.950%, 11/15/30 ...... 2,600 $ 2,540,392
Autodesk, Inc.
2.850%, 01/15/30 ...... 12,896 12,034,971
Automatic Data Processing, Inc.
1.250%, 09/01/30 ...... 510 446,083
AutoNation, Inc.
1.950%, 08/01/28 ...... 8,975 8,474,848
AutoZone, Inc.
3.750%, 04/18/29 ...... 140 136,312
4.000%, 04/15/30 ...... 242 234,232
1.650%, 01/15/31 ...... 500 432,881
AvalonBay Communities, Inc.
1.900%, 12/01/28 ...... 450 423,022
3.300%, 06/01/29, MTN . 1,590 1,531,059
2.300%, 03/01/30, MTN . 2,200 2,018,084
4.350%, 12/01/30 ...... 1,172 1,149,100
Avnet, Inc.
6.250%, 03/15/28 ...... 8,500 8,660,058
AXIS Specialty Finance PLC
4.000%, 12/06/27 ...... 111 109,955
Baker Hughes Holdings LLC
6.875%, 01/15/29 ...... 1,136 1,189,085
Baker Hughes Holdings LLC/
Baker Hughes Co.-Obligor, Inc.
3.337%, 12/15/27 ...... 682 671,649
3.138%, 11/07/29 ...... 2,555 2,430,795
4.486%, 05/01/30 ...... 850 837,916
Baltimore Gas And Electric Co.
2.250%, 06/15/31 ...... 1,195 1,055,659
Bank of New York Mellon Corp.
(The)
1.900%, 01/25/29, MTN . 1,044 978,114
3.850%, 04/26/29, MTN . 1,021 1,001,486
SOFR+0.63%, FRN,
4.303%, 01/22/30(*) .... 1,300 1,299,729
# 1.650%, 01/28/31, MTN . 3,870 3,394,330
1.800%, 07/28/31, MTN . 750 648,852
Baxter International, Inc.
2.272%, 12/01/28 ...... 736 691,554
3.950%, 04/01/30 ...... 5,250 5,024,574
Becton Dickinson & Co.
1.957%, 02/11/31 ...... 500 438,531
Berkshire Hathaway Energy Co.
1.650%, 05/15/31 ...... 1,068 918,290
Berkshire Hathaway Finance
Corp.
1.850%, 03/12/30 ...... 2,605 2,368,763
1.450%, 10/15/30 ...... 475 419,366
Best Buy Co., Inc.
4.450%, 10/01/28 ...... 8,541 8,493,553
1.950%, 10/01/30 ...... 15,717 13,932,878
BG Energy Capital PLC
2.250%, 11/21/29, MTN . EUR 1,400 1,555,195

40
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Biogen, Inc.
2.250%, 05/01/30 ...... 663 $ 601,727
Black Hills Corp.
3.050%, 10/15/29 ...... 297 279,995
2.500%, 06/15/30 ...... 1,350 1,228,978
Blackrock Finance, Inc.
2.400%, 04/30/30 ...... 8,597 7,902,151
1.900%, 01/28/31 ...... 4,320 3,822,812
Blackrock, Inc.
4.700%, 03/14/29 ...... 24,378 24,482,069
3.250%, 04/30/29 ...... 6,795 6,569,393
Block Financial LLC
2.500%, 07/15/28 ...... 5,886 5,613,553
Boardwalk Pipelines, LP
4.450%, 07/15/27 ...... 272 271,812
4.800%, 05/03/29 ...... 140 139,768
3.400%, 02/15/31 ...... 900 833,987
Boeing Co. (The)
2.700%, 02/01/27 ...... 90 89,263
3.200%, 03/01/29 ...... 1,335 1,283,691
2.950%, 02/01/30 ...... 7,066 6,609,149
Booking Holdings, Inc.
4.250%, 05/15/29 ...... EUR 400 470,623
3.000%, 11/07/30 ...... EUR 660 740,355
BorgWarner, Inc.
4.950%, 08/15/29 ...... 1,179 1,182,486
Boston Properties, LP
6.750%, 12/01/27 ...... 200 205,085
4.500%, 12/01/28 ...... 17,588 17,463,092
3.400%, 06/21/29 ...... 8,713 8,355,668
2.900%, 03/15/30 ...... 2,630 2,436,597
# 3.250%, 01/30/31 ...... 8,708 8,025,517
Boston Scientific Corp.
2.650%, 06/01/30 ...... 3,050 2,816,374
BP Capital Markets America,
Inc.
3.937%, 09/21/28 ...... 400 394,626
4.234%, 11/06/28 ...... 115 114,036
4.699%, 04/10/29 ...... 2,385 2,388,491
4.970%, 10/17/29 ...... 10,104 10,171,857
# 4.868%, 11/25/29 ...... 6,505 6,528,262
3.633%, 04/06/30 ...... 1,200 1,152,668
1.749%, 08/10/30 ...... 3,713 3,301,629
BP Capital Markets PLC
1.594%, 07/03/28, MTN . EUR 3,000 3,349,908
1.637%, 06/26/29, MTN . EUR 2,500 2,750,469
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 ...... 944 950,755
Bristol-Myers Squibb Co.
1.450%, 11/13/30 ...... 250 218,529
5.750%, 02/01/31 ...... 1,003 1,039,026
5.100%, 02/22/31 ...... 250 252,647
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Brixmor Operating Partnership,
LP
3.900%, 03/15/27 ...... 101 $ 100,615
2.250%, 04/01/28 ...... 150 144,348
4.125%, 05/15/29 ...... 1,422 1,394,799
Broadcom, Inc.
Ω 4.000%, 04/15/29 ...... 400 391,925
4.350%, 02/15/30 ...... 150 146,372
5.050%, 04/15/30 ...... 1,900 1,895,510
5.000%, 04/15/30 ...... 505 505,364
4.600%, 07/15/30 ...... 1,240 1,217,889
4.200%, 10/15/30 ...... 783 755,638
4.150%, 11/15/30 ...... 850 817,130
4.300%, 01/15/31 ...... 4,413 4,266,146
2.450%, 02/15/31 ...... 14,242 12,677,882
Brunswick Corp.
5.850%, 03/18/29 ...... 25,354 25,841,224
Bunge, Ltd. Finance Corp.
4.550%, 08/04/30 ...... 20,176 19,887,254
2.750%, 05/14/31 ...... 2,641 2,390,614
Cabot Corp.
3.400%, 09/15/26 ...... 231 229,917
Camden Property Trust
4.100%, 10/15/28 ...... 4,832 4,783,306
3.150%, 07/01/29 ...... 2,300 2,202,859
2.800%, 05/15/30 ...... 5,312 4,932,166
Capital One Financial Corp.
3.750%, 03/09/27 ...... 100 99,653
3.650%, 05/11/27 ...... 149 148,289
3.800%, 01/31/28 ...... 2,537 2,503,388
1.650%, 06/12/29 ...... EUR 4,900 5,343,145
Capital One NA
4.650%, 09/13/28 ...... 4,023 4,023,779
2.700%, 02/06/30 ...... 9,318 8,648,091
Cardinal Health, Inc.
5.000%, 11/15/29 ...... 1,126 1,130,580
4.500%, 09/15/30 ...... 1,810 1,780,063
Cargill, Inc.
Ω 2.125%, 04/23/30 ...... 975 884,919
3.875%, 04/24/30 ...... EUR 400 466,249
Ω # 4.125%, 10/23/30 ...... 3,010 2,923,360
Ω 1.700%, 02/02/31 ...... 488 425,649
Carrier Global Corp.
2.722%, 02/15/30 ...... 451 419,137
Caterpillar Financial Services
Corp.
SOFR+0.69%, FRN,
4.360%, 10/16/26(*) .... 53 53,054
4.700%, 11/15/29 ...... 400 401,135
4.150%, 01/08/31 ...... 250 243,960
Caterpillar, Inc.
2.600%, 09/19/29 ...... 400 376,950
CBRE Services, Inc.
5.500%, 04/01/29 ...... 400 406,375

41
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Cencora, Inc.
4.850%, 12/15/29 ...... 450 $ 450,514
2.700%, 03/15/31 ...... 2,392 2,167,436
CenterPoint Energy Resources
Corp.
5.250%, 03/01/28 ...... 95 95,943
1.750%, 10/01/30 ...... 4,941 4,372,911
Charles Schwab Corp. (The)
3.200%, 01/25/28 ...... 3,300 3,235,396
2.000%, 03/20/28 ...... 3,963 3,804,326
4.000%, 02/01/29 ...... 400 394,763
3.250%, 05/22/29 ...... 1,400 1,349,857
2.750%, 10/01/29 ...... 3,207 3,016,953
2.300%, 05/13/31 ...... 1,764 1,568,529
Chevron Corp.
# 2.236%, 05/11/30 ...... 10,435 9,548,051
Chevron Phillips Chemical Co.
LLC/Chevron Phillips Chemical
Co., LP
Ω 3.700%, 06/01/28 ...... 250 245,525
Ω 4.750%, 05/15/30 ...... 13,885 13,786,246
Chevron USA, Inc.
4.475%, 02/26/28 ...... 500 500,365
3.250%, 10/15/29 ...... 17,560 16,871,471
# 4.687%, 04/15/30 ...... 12,231 12,227,085
# 4.300%, 10/15/30 ...... 15,391 15,179,950
SOFR+0.82%, FRN,
4.489%, 10/15/30(*) .... 3,444 3,470,781
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 6,718 6,445,134
Chubb INA Holdings LLC
4.650%, 08/15/29 ...... 450 449,050
1.375%, 09/15/30 ...... 950 827,290
Cigna Group (The)
3.050%, 10/15/27 ...... 200 196,741
4.375%, 10/15/28 ...... 13,970 13,876,207
5.000%, 05/15/29 ...... 14,367 14,473,010
2.400%, 03/15/30 ...... 13,764 12,629,310
4.500%, 09/15/30 ...... 11,895 11,720,974
2.375%, 03/15/31 ...... 12,176 10,880,003
Cincinnati Financial Corp.
6.920%, 05/15/28 ...... 8,750 9,085,927
Cisco Systems, Inc.
4.750%, 02/24/30 ...... 6,916 6,918,232
4.950%, 02/26/31 ...... 14,580 14,661,972
Citibank NA
SOFR+0.78%, FRN,
4.432%, 05/29/27(*) .... 949 952,377
Citigroup, Inc.
1.250%, 04/10/29, MTN . EUR 1,200 1,311,271
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 10,781 9,913,553
3.250%, 04/30/30 ...... 8,250 7,751,686
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
CME Group, Inc.
4.400%, 03/15/30 ...... 8,283 $ 8,190,714
CNA Financial Corp.
3.900%, 05/01/29 ...... 7,012 6,828,955
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 18,674 18,689,735
Colgate-Palmolive Co.
4.200%, 05/01/30 ...... 18,345 18,170,982
Comcast Corp.
2.650%, 02/01/30 ...... 13,730 12,663,389
3.400%, 04/01/30 ...... 8,952 8,432,691
4.250%, 10/15/30 ...... 9,781 9,469,088
1.950%, 01/15/31 ...... 6,964 6,080,478
# 1.500%, 02/15/31 ...... 9,473 8,084,460
Conagra Brands, Inc.
# 5.000%, 08/01/30 ...... 15,680 15,504,847
8.250%, 09/15/30 ...... 823 913,712
ConocoPhillips Co.
4.700%, 01/15/30 ...... 3,373 3,363,210
Consolidated Edison Co. of New
York, Inc.
3.350%, 04/01/30 ...... 1,744 1,655,483
2.400%, 06/15/31 ...... 1,500 1,338,757
Constellation Brands, Inc.
3.150%, 08/01/29 ...... 450 428,439
4.800%, 05/01/30 ...... 618 613,709
Constellation Energy
Generation LLC
SOFR+0.60%, FRN,
4.263%, 01/08/28(*) .... 667 667,794
Continental Resources, Inc.
4.375%, 01/15/28 ...... 3,233 3,208,284
COPT Defense Properties, LP
2.000%, 01/15/29 ...... 2,408 2,248,092
4.500%, 10/15/30 ...... 2,243 2,190,331
Corebridge Financial, Inc.
3.850%, 04/05/29 ...... 3,000 2,920,443
Costco Wholesale Corp.
1.600%, 04/20/30 ...... 2,389 2,145,546
CRH America Finance, Inc.
4.400%, 02/09/31 ...... 500 487,887
CRH SMW Finance DAC
5.125%, 01/09/30 ...... 1,830 1,841,515
Crown Castle, Inc.
5.000%, 01/11/28 ...... 250 250,863
3.800%, 02/15/28 ...... 3,000 2,954,649
4.300%, 02/15/29 ...... 5,050 4,971,233
4.900%, 09/01/29 ...... 447 445,751
3.100%, 11/15/29 ...... 1,787 1,683,203
3.300%, 07/01/30 ...... 7,007 6,541,310
2.250%, 01/15/31 ...... 5,993 5,279,946
Cummins, Inc.
4.700%, 02/15/31 ...... 1,043 1,037,291

42
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
CVS Health Corp.
5.000%, 01/30/29 ...... 623 $ 626,525
5.400%, 06/01/29 ...... 2,362 2,399,530
3.250%, 08/15/29 ...... 20,090 19,184,449
5.125%, 02/21/30 ...... 5,576 5,604,613
3.750%, 04/01/30 ...... 3,494 3,355,332
1.750%, 08/21/30 ...... 8,464 7,461,770
5.250%, 01/30/31 ...... 700 706,618
1.875%, 02/28/31 ...... 1,500 1,306,063
D.R. Horton, Inc.
4.850%, 10/15/30 ...... 18,730 18,640,033
Danaher Corp.
2.500%, 03/30/30 ...... EUR 1,600 1,785,504
Darden Restaurants, Inc.
4.550%, 10/15/29 ...... 8,882 8,787,844
DCP Midstream Operating, LP
5.625%, 07/15/27 ...... 409 412,044
5.125%, 05/15/29 ...... 540 543,020
8.125%, 08/16/30 ...... 672 745,431
Dell Bank International DAC
3.625%, 06/24/29, MTN . EUR 400 462,066
Dell International LLC/EMC
Corp.
4.350%, 02/01/30 ...... 1,159 1,135,350
5.000%, 04/01/30 ...... 5,458 5,456,981
4.500%, 02/15/31 ...... 3,073 2,995,161
Delta Air Lines, Inc.
5.250%, 07/10/30 ...... 1,854 1,864,389
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 2,250 2,080,740
Depository Trust Co. (The)
Ω 4.550%, 03/27/31 ...... 11,810 11,648,805
Digital Dutch Finco BV
1.500%, 03/15/30 ...... EUR 739 789,849
1.250%, 02/01/31 ...... EUR 838 860,901
Dollar General Corp.
5.200%, 07/05/28 ...... 253 255,129
3.500%, 04/03/30 ...... 8,863 8,401,122
Dow Chemical Co. (The)
7.375%, 11/01/29 ...... 108 116,094
2.100%, 11/15/30 ...... 8,206 7,219,345
4.800%, 01/15/31 ...... 6,820 6,702,135
DTE Energy Co.
2.950%, 03/01/30 ...... 450 421,612
5.200%, 04/01/30 ...... 475 478,008
Duke Energy Carolinas LLC
6.000%, 12/01/28 ...... 807 829,707
Duke Energy Corp.
3.100%, 06/15/28 ...... EUR 4,250 4,873,206
Duquesne Light Holdings, Inc.
Ω 3.616%, 08/01/27 ...... 650 643,136
Ω 2.532%, 10/01/30 ...... 3,100 2,770,103
DXC Technology Co.
1.800%, 09/15/26 ...... 101 100,711
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 2.375%, 09/15/28 ...... 20,725 $ 19,596,400
Eastman Chemical Co.
5.000%, 08/01/29 ...... 1,080 1,081,460
4.500%, 02/20/31 ...... 2,050 1,992,257
Eaton Capital ULC
0.577%, 03/08/30 ...... EUR 280 292,189
4.450%, 05/09/30 ...... 1,823 1,798,410
Eaton Corp.
4.200%, 03/06/31 ...... 14,402 13,967,582
Elevance Health, Inc.
# 5.150%, 06/15/29 ...... 3,423 3,455,809
2.875%, 09/15/29 ...... 8,917 8,415,463
4.750%, 02/15/30 ...... 7,902 7,858,845
2.250%, 05/15/30 ...... 20,153 18,332,987
2.550%, 03/15/31 ...... 22,594 20,326,301
Eli Lilly & Co.
4.200%, 08/14/29 ...... 1,540 1,524,861
4.750%, 02/12/30 ...... 3,442 3,451,411
4.250%, 03/15/31 ...... 8,229 8,060,301
Emerson Electric Co.
2.000%, 12/21/28 ...... 1,326 1,250,789
2.000%, 10/15/29, MTN . EUR 1,900 2,100,721
1.950%, 10/15/30 ...... 300 267,788
Energy Transfer, LP
4.400%, 03/15/27 ...... 123 122,981
4.950%, 05/15/28 ...... 937 939,931
4.950%, 06/15/28 ...... 100 100,362
6.100%, 12/01/28 ...... 851 874,740
5.250%, 04/15/29 ...... 1,371 1,383,170
5.250%, 07/01/29 ...... 2,485 2,513,836
4.150%, 09/15/29 ...... 1,132 1,108,077
8.250%, 11/15/29 ...... 439 478,467
5.200%, 04/01/30 ...... 1,638 1,649,316
3.750%, 05/15/30 ...... 3,859 3,694,412
6.400%, 12/01/30 ...... 593 622,354
4.550%, 01/15/31 ...... 1,000 978,715
Enterprise Products Operating
LLC
4.150%, 10/16/28 ...... 3,550 3,517,440
3.125%, 07/31/29 ...... 1,050 1,006,023
2.800%, 01/31/30 ...... 900 842,804
# 4.600%, 01/15/31 ...... 290 286,836
EPR Properties
4.950%, 04/15/28 ...... 3,020 3,011,113
3.750%, 08/15/29 ...... 20,137 19,320,174
4.750%, 11/15/30 ...... 10,870 10,575,870
Equifax, Inc.
4.800%, 09/15/29 ...... 175 174,365
Equinix Europe 2 Financing
Corp. LLC
4.600%, 11/15/30 ...... 6,764 6,604,738
Equinix, Inc.
# 1.800%, 07/15/27 ...... 464 452,504
2.000%, 05/15/28 ...... 200 190,705

43
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.200%, 11/18/29 ...... 18,074 $ 17,083,337
2.150%, 07/15/30 ...... 6,160 5,503,399
Equitable Holdings, Inc.
7.000%, 04/01/28 ...... 125 129,279
4.350%, 04/20/28 ...... 6,106 6,061,697
ERAC USA Finance LLC
Ω 3.300%, 12/01/26 ...... 293 292,060
Ω 4.600%, 05/01/28 ...... 11,788 11,783,473
Ω 5.000%, 02/15/29 ...... 1,450 1,458,910
Ω 4.500%, 10/30/29 ...... 500 494,389
Ω 4.700%, 04/30/31 ...... 4,749 4,688,412
ERP Operating, LP
3.500%, 03/01/28 ...... 2,412 2,371,884
4.150%, 12/01/28 ...... 400 395,440
3.000%, 07/01/29 ...... 1,357 1,292,229
2.500%, 02/15/30 ...... 6,627 6,122,244
Essex Portfolio, LP
3.000%, 01/15/30 ...... 155 145,399
1.650%, 01/15/31 ...... 1,400 1,208,735
Estee Lauder Cos., Inc. (The)
2.375%, 12/01/29 ...... 6,189 5,726,221
2.600%, 04/15/30 ...... 5,557 5,138,706
1.950%, 03/15/31 ...... 900 788,519
Eversource Energy
4.450%, 12/15/30 ...... 2,473 2,411,281
Expedia Group, Inc.
# 3.250%, 02/15/30 ...... 691 651,627
Experian Finance PLC
4.250%, 02/01/29 ...... 1,000 987,219
Ω 2.750%, 03/08/30 ...... 6,245 5,780,784
Extra Space Storage, LP
2.200%, 10/15/30 ...... 1,307 1,166,059
Exxon Mobil Corp.
2.440%, 08/16/29 ...... 4,682 4,406,244
Fidelity National Financial, Inc.
4.500%, 08/15/28 ...... 1,185 1,176,885
3.400%, 06/15/30 ...... 2,650 2,471,589
Fidelity National Information
Services, Inc.
2.000%, 05/21/30 ...... EUR 500 540,940
# 2.250%, 03/01/31 ...... 1,550 1,364,644
4.800%, 03/10/31 ...... 4,400 4,322,313
Fifth Third Bancorp
# 2.550%, 05/05/27 ...... 101 99,698
3.950%, 03/14/28 ...... 2,000 1,977,968
Ω 4.000%, 02/01/29 ...... 5,249 5,133,271
First American Financial Corp.
4.000%, 05/15/30 ...... 4,800 4,590,568
FirstEnergy Pennsylvania
Electric Co.
Ω 4.550%, 03/15/31 ...... 3,000 2,947,060
Fiserv, Inc.
3.500%, 07/01/29 ...... 630 604,281
4.750%, 03/15/30 ...... 5,389 5,311,429
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.650%, 06/01/30 ...... 7,229 $ 6,598,021
4.550%, 02/15/31 ...... 4,970 4,812,411
5.350%, 03/15/31 ...... 2,450 2,448,239
Five Corners Funding Trust II
Ω 2.850%, 05/15/30 ...... 13,300 12,288,527
Flex, Ltd.
6.000%, 01/15/28 ...... 705 714,780
4.875%, 06/15/29 ...... 11,868 11,827,919
4.875%, 05/12/30 ...... 2,902 2,861,161
Flowserve Corp.
3.500%, 10/01/30 ...... 2,907 2,723,212
FMR LLC
Ω 7.570%, 06/15/29 ...... 350 374,193
Fox Corp.
# 3.500%, 04/08/30 ...... 5,318 5,065,311
Franklin Resources, Inc.
1.600%, 10/30/30 ...... 4,158 3,637,914
GATX Corp.
3.250%, 09/15/26 ...... 101 100,742
4.550%, 11/07/28 ...... 750 745,935
General Electric Co.
1.500%, 05/17/29 ...... EUR 180 198,061
General Mills, Inc.
4.875%, 01/30/30 ...... 589 587,352
General Motors Co.
5.400%, 10/15/29 ...... 2,875 2,912,383
General Motors Financial Co.,
Inc.
4.350%, 01/17/27 ...... 828 827,709
SOFR+1.04%, FRN,
4.684%, 02/26/27(*) .... 1,452 1,455,009
SOFRINDX+1.35%, FRN,
4.978%, 05/08/27(*) .... 1,914 1,923,061
SOFRINDX+1.05%, FRN,
4.719%, 07/15/27(*) .... 1,992 1,996,343
2.700%, 08/20/27 ...... 463 454,066
6.000%, 01/09/28 ...... 364 369,870
SOFRINDX+1.17%, FRN,
4.832%, 04/04/28(*) .... 170 170,762
2.400%, 10/15/28 ...... 1,745 1,656,545
# 5.650%, 01/17/29 ...... 745 756,792
4.300%, 02/15/29, MTN . EUR 1,500 1,758,180
4.300%, 04/06/29 ...... 2,916 2,869,292
5.550%, 07/15/29 ...... 3,533 3,590,247
4.900%, 10/06/29 ...... 4,082 4,078,095
5.350%, 01/07/30 ...... 6,845 6,904,843
SOFR+1.29%, FRN,
4.953%, 01/07/30(*) .... 500 504,795
5.850%, 04/06/30 ...... 3,024 3,102,094
3.600%, 06/21/30 ...... 3,147 2,982,663
5.450%, 07/15/30 ...... 1,165 1,179,771
4.600%, 01/08/31 ...... 500 488,611
2.350%, 01/08/31 ...... 975 866,309
5.750%, 02/08/31 ...... 2,354 2,402,427

44
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Genuine Parts Co.
4.950%, 08/15/29 ...... 1,568 $ 1,557,611
1.875%, 11/01/30 ...... 4,225 3,667,236
Georgia Power Co.
2.650%, 09/15/29 ...... 1,350 1,269,161
4.550%, 03/15/30 ...... 1,355 1,343,237
4.850%, 03/15/31 ...... 1,059 1,055,199
Georgia-Pacific LLC
Ω 2.300%, 04/30/30 ...... 5,260 4,802,328
Ω 4.600%, 05/15/31 ...... 1,262 1,239,542
Gilead Sciences, Inc.
4.800%, 11/15/29 ...... 4,337 4,352,337
1.650%, 10/01/30 ...... 3,500 3,084,185
4.600%, 05/20/31 ...... 1,450 1,432,504
Global Payments, Inc.
4.450%, 06/01/28 ...... 1,374 1,360,630
5.300%, 08/15/29 ...... 265 265,371
3.200%, 08/15/29 ...... 7,781 7,342,183
2.900%, 05/15/30 ...... 16,212 14,808,353
Globe Life, Inc.
4.550%, 09/15/28 ...... 5,341 5,320,784
2.150%, 08/15/30 ...... 1,363 1,223,095
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 4,553 4,974,487
0.875%, 05/09/29, MTN . EUR 6,500 6,982,684
2.600%, 02/07/30 ...... 22,726 20,987,991
3.800%, 03/15/30 ...... 16,863 16,216,557
Halliburton Co.
2.920%, 03/01/30 ...... 2,944 2,749,956
Harley-Davidson Financial
Services, Inc.
Ω # 3.050%, 02/14/27 ...... 796 786,549
Hartford Insurance Group, Inc.
(The)
2.800%, 08/19/29 ...... 130 122,608
Hasbro, Inc.
4.650%, 03/12/31 ...... 500 489,959
HCA, Inc.
5.200%, 06/01/28 ...... 1,279 1,289,017
3.375%, 03/15/29 ...... 3,749 3,616,461
5.250%, 03/01/30 ...... 3,795 3,823,614
4.300%, 11/15/30 ...... 2,650 2,568,599
5.450%, 04/01/31 ...... 2,050 2,075,828
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 5.200%, 06/15/29 ...... 10,385 10,441,477
Ω 2.200%, 06/01/30 ...... 975 878,275
Healthcare Realty Holdings, LP
3.750%, 07/01/27 ...... 446 443,049
3.625%, 01/15/28 ...... 1,050 1,031,489
3.100%, 02/15/30 ...... 3,126 2,923,010
2.400%, 03/15/30 ...... 2,465 2,238,119
# 2.000%, 03/15/31 ...... 3,390 2,949,085
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.050%, 03/15/31 ...... 300 $ 260,115
Healthpeak OP LLC
2.875%, 01/15/31 ...... 520 474,487
Helmerich & Payne, Inc.
4.850%, 12/01/29 ...... 1,250 1,244,806
Hershey Co. (The)
1.700%, 06/01/30 ...... 500 447,003
Hess Corp.
7.875%, 10/01/29 ...... 3,302 3,595,544
Hewlett Packard Enterprise Co.
5.250%, 07/01/28 ...... 751 758,141
4.550%, 10/15/29 ...... 1,865 1,844,805
4.400%, 10/15/30 ...... 4,834 4,712,294
HF Sinclair Corp.
5.750%, 01/15/31 ...... 1,000 1,016,179
Highwoods Realty, LP
4.200%, 04/15/29 ...... 4,935 4,815,414
3.050%, 02/15/30 ...... 5,985 5,562,539
2.600%, 02/01/31 ...... 5,350 4,753,174
Home Depot, Inc. (The)
2.950%, 06/15/29 ...... 800 765,917
4.750%, 06/25/29 ...... 800 803,918
2.700%, 04/15/30 ...... 501 466,766
1.375%, 03/15/31 ...... 1,490 1,280,596
4.850%, 06/25/31 ...... 750 752,263
Honeywell International, Inc.
1.950%, 06/01/30 ...... 3,164 2,849,206
Horace Mann Educators Corp.
4.700%, 10/01/30 ...... 930 913,726
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 19,208 18,211,686
HP, Inc.
4.000%, 04/15/29 ...... 1,053 1,029,515
5.400%, 04/25/30 ...... 1,800 1,815,180
3.400%, 06/17/30 ...... 3,899 3,677,089
Humana, Inc.
5.750%, 12/01/28 ...... 17,448 17,769,745
3.700%, 03/23/29 ...... 400 387,973
3.125%, 08/15/29 ...... 450 427,559
4.875%, 04/01/30 ...... 900 893,047
Huntington Bancshares, Inc.
2.550%, 02/04/30 ...... 1,003 921,140
Hyatt Hotels Corp.
4.375%, 09/15/28 ...... 3,370 3,335,268
5.250%, 06/30/29 ...... 9,427 9,503,221
IBM International Capital Pte,
Ltd.
4.600%, 02/05/29 ...... 14,642 14,555,696
# 4.750%, 02/05/31 ...... 5,215 5,151,666
Illinois Tool Works, Inc.
2.125%, 05/22/30 ...... EUR 300 329,712
Illumina, Inc.
5.750%, 12/13/27 ...... 1,100 1,114,915
4.750%, 12/12/30 ...... 1,550 1,526,036

45
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.550%, 03/23/31 ...... 600 $ 536,879
Intel Corp.
1.600%, 08/12/28 ...... 400 376,330
2.450%, 11/15/29 ...... 5,749 5,306,127
5.125%, 02/10/30 ...... 2,350 2,355,151
3.900%, 03/25/30 ...... 2,874 2,762,741
Intercontinental Exchange, Inc.
3.750%, 09/21/28 ...... 3,000 2,944,274
International Business Machines
Corp.
3.500%, 05/15/29 ...... 5,499 5,315,540
4.800%, 02/10/30 ...... 5,076 5,053,634
2.900%, 02/10/30 ...... EUR 2,300 2,600,035
1.950%, 05/15/30 ...... 13,059 11,697,056
4.300%, 02/03/31 ...... 4,632 4,491,447
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 ...... 1,850 1,840,428
Interstate Power and Light Co.
4.100%, 09/26/28 ...... 4,517 4,462,563
3.600%, 04/01/29 ...... 7,850 7,613,536
Invitation Homes Operating
Partnership, LP
2.300%, 11/15/28 ...... 1,195 1,129,775
5.450%, 08/15/30 ...... 998 1,006,614
Jabil, Inc.
3.600%, 01/15/30 ...... 4,160 3,951,400
3.000%, 01/15/31 ...... 3,677 3,345,194
Jackson Financial, Inc.
5.170%, 06/08/27 ...... 213 213,781
Jacobs Engineering Group, Inc.
6.350%, 08/18/28 ...... 8,874 9,128,962
Jacobs Solutions, Inc.
4.750%, 03/03/31 ...... 2,500 2,444,911
JDE Peet's NV
4.125%, 01/23/30, MTN . EUR 200 232,478
Jefferies Financial Group, Inc.
# 6.450%, 06/08/27 ...... 131 132,878
5.875%, 07/21/28 ...... 15,552 15,829,812
4.000%, 04/16/29, MTN . EUR 1,800 2,089,080
4.150%, 01/23/30 ...... 10,652 10,221,906
Jersey Central Power & Light
Co.
Ω 4.600%, 01/15/30 ...... 1,586 1,568,813
Ω 4.400%, 01/15/31 ...... 3,160 3,076,452
John Deere Bank SA
3.300%, 10/15/29, MTN . EUR 100 115,127
John Deere Capital Corp.
2.450%, 01/09/30, MTN . 400 371,298
# 4.375%, 10/15/30, MTN . 711 700,622
1.450%, 01/15/31 ...... 140 121,317
4.200%, 03/10/31 ...... 250 243,644
Johnson & Johnson
4.800%, 06/01/29 ...... 36,664 37,086,171
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.950%, 09/01/29 ...... 100 $ 107,353
4.700%, 03/01/30 ...... 27,566 27,733,094
1.300%, 09/01/30 ...... 3,714 3,268,182
Juniper Networks, Inc.
3.750%, 08/15/29 ...... 264 254,156
2.000%, 12/10/30 ...... 6,164 5,381,339
Kellanova
2.100%, 06/01/30 ...... 7,633 6,913,247
7.450%, 04/01/31 ...... 2,500 2,757,929
Kemper Corp.
2.400%, 09/30/30 ...... 1,354 1,178,809
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
4.536%, 03/15/27(*) .... 1,338 1,341,090
3.200%, 05/01/30 ...... 1,300 1,216,747
4.600%, 05/15/30 ...... 3,044 2,990,781
# 5.200%, 03/15/31 ...... 2,300 2,302,894
2.250%, 03/15/31 ...... 1,574 1,388,822
KeyCorp
2.250%, 04/06/27, MTN . 100 98,514
4.100%, 04/30/28, MTN . 550 544,602
2.550%, 10/01/29, MTN . 7,063 6,577,814
Kimco Realty OP LLC
2.700%, 10/01/30 ...... 5,450 5,019,861
Kinder Morgan, Inc.
5.000%, 02/01/29 ...... 15,127 15,212,003
5.100%, 08/01/29 ...... 3,068 3,097,149
5.150%, 06/01/30 ...... 934 941,985
Kroger Co. (The)
1.700%, 01/15/31 ...... 100 87,103
Laboratory Corp. of America
Holdings
2.950%, 12/01/29 ...... 431 406,288
Lazard Group LLC
4.500%, 09/19/28 ...... 5,755 5,713,970
4.375%, 03/11/29 ...... 300 295,650
Lear Corp.
4.250%, 05/15/29 ...... 1,231 1,207,743
3.500%, 05/30/30 ...... 1,600 1,514,901
Leggett & Platt, Inc.
4.400%, 03/15/29 ...... 3,504 3,406,760
Liberty Mutual Group, Inc.
4.625%, 12/02/30 ...... EUR 1,200 1,432,766
Lincoln National Corp.
3.800%, 03/01/28 ...... 4,796 4,728,933
3.050%, 01/15/30 ...... 674 632,500
2.330%, 08/15/30 ...... 288 259,029
# 3.400%, 01/15/31 ...... 700 651,985
Lockheed Martin Corp.
4.400%, 08/15/30 ...... 1,946 1,924,964
Loews Corp.
3.200%, 05/15/30 ...... 4,221 3,976,172
LPL Holdings, Inc.
6.750%, 11/17/28 ...... 16,499 17,110,293

46
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.200%, 03/15/30 ...... 7,264 $ 7,254,733
LYB International Finance III
LLC
2.250%, 10/01/30 ...... 5,250 4,678,439
5.125%, 01/15/31 ...... 1,250 1,240,609
Marathon Petroleum Corp.
5.150%, 03/01/30 ...... 9,078 9,138,909
Marriott International, Inc.
4.900%, 04/15/29 ...... 1,700 1,705,063
Mars, Inc.
Ω 3.200%, 04/01/30 ...... 1,360 1,284,191
Ω 4.650%, 04/20/31 ...... 250 247,420
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.328%, 11/08/27(*) .... 150 150,444
4.375%, 03/15/29 ...... 295 292,589
2.250%, 11/15/30 ...... 3,144 2,823,447
Mastercard, Inc.
4.550%, 03/15/28 ...... 190 190,220
4.325%, 06/08/28 ...... 16,060 16,037,515
2.950%, 06/01/29 ...... 1,000 957,375
# 1.900%, 03/15/31 ...... 5,266 4,646,213
Mattel, Inc.
# 5.000%, 11/17/30 ...... 3,050 3,024,686
McDonald's Corp.
4.000%, 03/07/30, MTN . EUR 600 703,110
McKesson Corp.
4.900%, 07/15/28 ...... 780 784,484
4.750%, 05/30/29 ...... 1,535 1,527,607
4.250%, 09/15/29 ...... 3,201 3,155,160
4.650%, 05/30/30 ...... 3,000 2,979,153
Medtronic, Inc.
3.650%, 10/15/29 ...... EUR 3,350 3,890,134
Merck & Co., Inc.
3.400%, 03/07/29 ...... 4,122 4,007,129
4.300%, 05/17/30 ...... 13,346 13,156,775
1.450%, 06/24/30 ...... 30,708 27,144,243
4.150%, 09/15/30 ...... 24,218 23,686,686
4.150%, 03/15/31 ...... 27,051 26,314,037
Meta Platforms, Inc.
4.600%, 05/15/28 ...... 6,448 6,459,988
# 4.300%, 08/15/29 ...... 29,460 29,175,943
4.200%, 11/15/30 ...... 13,827 13,401,531
4.550%, 05/15/31 ...... 6,831 6,666,191
Mid-America Apartments, LP
3.950%, 03/15/29 ...... 85 83,321
2.750%, 03/15/30 ...... 1,120 1,042,154
1.700%, 02/15/31 ...... 4,690 4,067,524
Mohawk Industries, Inc.
# 3.625%, 05/15/30 ...... 1,115 1,062,202
Morgan Stanley
6.250%, 08/09/26, MTN . 476 476,121
MPLX, LP
2.650%, 08/15/30 ...... 6,726 6,150,161
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Nasdaq, Inc.
0.875%, 02/13/30 ...... EUR 450 $ 471,681
National Fuel Gas Co.
5.500%, 03/15/30 ...... 5,594 5,648,260
2.950%, 03/01/31 ...... 250 226,557
National Rural Utilities
Cooperative Finance Corp.
4.850%, 02/07/29, MTN . 5,183 5,198,145
5.150%, 06/15/29 ...... 3,350 3,385,567
4.300%, 12/10/30 ...... 4,468 4,362,854
National Securities Clearing
Corp.
Ω SOFR+0.57%, FRN,
4.208%, 05/20/27(*) .... 959 961,210
Ω 5.100%, 11/21/27 ...... 2,166 2,183,069
Ω 5.000%, 05/30/28 ...... 13,490 13,591,940
Ω 4.900%, 06/26/29 ...... 8,956 9,000,571
4.700%, 05/20/30 ...... 6,561 6,518,437
Ω 4.700%, 05/20/30 ...... 10,184 10,130,953
Nestle Capital Corp.
Ω 4.650%, 03/12/29 ...... 10,773 10,760,605
Ω 4.750%, 03/12/31 ...... 2,750 2,733,780
Ω 4.200%, 03/18/31 ...... 6,200 6,046,786
Nestle Holdings, Inc.
Ω 5.000%, 03/14/28 ...... 4,600 4,641,081
3.625%, 09/24/28 ...... 1,450 1,424,938
Ω 3.625%, 09/24/28 ...... 965 948,776
2.192%, 01/26/29 ...... CAD 7,700 5,333,932
Ω # 4.250%, 10/01/29 ...... 355 350,799
Ω 4.950%, 03/14/30 ...... 2,270 2,282,574
Ω 1.250%, 09/15/30 ...... 2,170 1,892,552
Netflix, Inc.
4.625%, 05/15/29 ...... EUR 5,000 5,955,386
3.875%, 11/15/29 ...... EUR 2,500 2,917,521
Newmont Corp.
2.250%, 10/01/30 ...... 419 376,116
NextEra Energy Capital
Holdings, Inc.
SOFRINDX+0.80%, FRN,
4.477%, 02/04/28(*) .... 942 945,615
4.900%, 02/28/28 ...... 3,400 3,415,241
1.900%, 06/15/28 ...... 5,499 5,227,978
4.900%, 03/15/29 ...... 5,260 5,282,698
3.500%, 04/01/29 ...... 3,575 3,462,366
2.750%, 11/01/29 ...... 9,481 8,907,344
# 5.000%, 02/28/30 ...... 2,574 2,581,364
5.050%, 03/15/30 ...... 11,167 11,236,694
2.250%, 06/01/30 ...... 18,309 16,607,002
3.830%, 06/12/30 ...... CAD 2,300 1,635,355
# 4.400%, 03/01/31 ...... 5,523 5,402,573
NIBC Bank NV
3.500%, 06/05/30, MTN . EUR 1,000 1,144,532
NIKE, Inc.
# 2.850%, 03/27/30 ...... 400 375,410

47
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
NiSource, Inc.
2.950%, 09/01/29 ...... 284 $ 268,884
NNN REIT, Inc.
4.600%, 02/15/31 ...... 6,311 6,198,184
Northern Trust Corp.
1.950%, 05/01/30 ...... 960 867,603
NOV, Inc.
3.600%, 12/01/29 ...... 1,248 1,197,012
Novartis Capital Corp.
3.800%, 09/18/29 ...... 42,805 41,814,917
2.200%, 08/14/30 ...... 19,450 17,667,318
4.100%, 11/05/30 ...... 31,322 30,500,122
4.400%, 03/18/31 ...... 26,636 26,187,244
Nucor Corp.
4.650%, 06/01/30 ...... 125 124,128
2.700%, 06/01/30 ...... 2,375 2,195,381
NVIDIA Corp.
2.000%, 06/15/31 ...... 5,910 5,194,815
Omega Healthcare Investors,
Inc.
3.625%, 10/01/29 ...... 700 668,431
5.200%, 07/01/30 ...... 22,172 22,049,447
3.375%, 02/01/31 ...... 1,780 1,636,435
Omnicom Group, Inc.
2.450%, 04/30/30 ...... 1,824 1,666,596
ONE Gas, Inc.
5.100%, 04/01/29 ...... 1,000 1,009,096
ONEOK, Inc.
4.550%, 07/15/28 ...... 100 99,672
3.400%, 09/01/29 ...... 113 108,369
4.400%, 10/15/29 ...... 2,844 2,803,587
6.350%, 01/15/31 ...... 820 857,266
Oracle Corp.
SOFR+0.76%, FRN,
4.437%, 08/03/28(*) .... 239 236,051
Ovintiv, Inc.
8.125%, 09/15/30 ...... 1,600 1,766,938
PACCAR Financial Corp.
4.000%, 09/26/29 ...... 400 393,725
# 4.550%, 05/08/30 ...... 400 398,697
Parker-Hannifin Corp.
3.250%, 06/14/29 ...... 350 336,186
4.500%, 09/15/29 ...... 2,715 2,696,890
2.900%, 03/01/30 ...... EUR 1,190 1,344,366
Paychex, Inc.
5.100%, 04/15/30 ...... 1,000 1,000,738
PayPal Holdings, Inc.
SOFR+0.67%, FRN,
4.322%, 03/06/28(*) .... 513 513,599
2.850%, 10/01/29 ...... 4,884 4,603,158
2.300%, 06/01/30 ...... 3,600 3,290,509
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 3.400%, 11/15/26 ...... 589 587,082
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Ω 5.875%, 11/15/27 ...... 200 $ 202,631
Ω 5.700%, 02/01/28 ...... 1,500 1,519,020
Ω 5.550%, 05/01/28 ...... 800 808,695
Ω 6.050%, 08/01/28 ...... 522 533,068
Ω 5.350%, 03/30/29 ...... 575 580,042
Ω 5.250%, 07/01/29 ...... 650 654,582
Ω 3.350%, 11/01/29 ...... 5,346 5,071,919
Ω 5.250%, 02/01/30 ...... 3,391 3,403,000
Ω # 4.550%, 01/15/31 ...... 5,113 5,012,283
PepsiCo, Inc.
2.625%, 07/29/29 ...... 1,090 1,032,984
# 1.400%, 02/25/31 ...... 3,749 3,242,539
Pfizer Investment Enterprises
Pte, Ltd.
4.650%, 05/19/30 ...... 1,596 1,586,597
Pfizer, Inc.
3.450%, 03/15/29 ...... 800 779,321
2.625%, 04/01/30 ...... 881 816,895
1.700%, 05/28/30 ...... 564 503,110
4.200%, 11/15/30 ...... 250 244,429
Philip Morris International, Inc.
4.875%, 02/15/28 ...... 5,145 5,167,009
SOFR+0.83%, FRN,
4.506%, 04/28/28(*) .... 700 704,422
5.250%, 09/07/28 ...... 875 885,463
4.875%, 02/13/29 ...... 9,440 9,481,528
3.375%, 08/15/29 ...... 2,120 2,039,013
4.625%, 11/01/29 ...... 2,693 2,681,844
5.625%, 11/17/29 ...... 8,068 8,263,631
5.125%, 02/15/30 ...... 2,330 2,347,876
4.375%, 04/30/30 ...... 2,707 2,659,603
2.100%, 05/01/30 ...... 4,750 4,305,867
5.500%, 09/07/30 ...... 7,070 7,226,853
4.000%, 10/29/30 ...... 2,774 2,679,764
1.750%, 11/01/30 ...... 11,089 9,760,975
5.125%, 02/13/31 ...... 4,795 4,835,499
Phillips 66 Co.
4.950%, 12/01/27 ...... 800 803,404
3.750%, 03/01/28 ...... 2,178 2,148,131
3.150%, 12/15/29 ...... 20,830 19,757,839
2.150%, 12/15/30 ...... 2,250 2,004,428
Pioneer Natural Resources Co.
1.900%, 08/15/30 ...... 12,304 10,978,808
2.150%, 01/15/31 ...... 4,940 4,401,587
Plains All American Pipeline,
LP/PAA Finance Corp.
3.550%, 12/15/29 ...... 5,260 5,047,500
3.800%, 09/15/30 ...... 2,697 2,573,795
PNC Bank NA
3.100%, 10/25/27 ...... 848 834,448
3.250%, 01/22/28 ...... 3,458 3,399,045
PNC Financial Services Group,
Inc. (The)
3.150%, 05/19/27 ...... 450 446,104

48
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.450%, 04/23/29 ...... 5,397 $ 5,227,504
2.550%, 01/22/30 ...... 11,346 10,493,167
PPG Industries, Inc.
2.750%, 06/01/29 ...... EUR 1,000 1,133,196
2.800%, 08/15/29 ...... 571 539,066
2.550%, 06/15/30 ...... 1,725 1,580,554
4.375%, 03/15/31 ...... 8,649 8,431,809
Principal Financial Group, Inc.
3.100%, 11/15/26 ...... 843 839,738
3.700%, 05/15/29 ...... 8,103 7,870,688
2.125%, 06/15/30 ...... 1,738 1,562,181
Procter & Gamble Co. (The)
# 4.350%, 01/29/29 ...... 3,400 3,398,763
4.050%, 05/01/30 ...... 25,241 24,838,577
1.200%, 10/29/30 ...... 3,928 3,415,693
1.950%, 04/23/31 ...... 5,885 5,218,721
Progressive Corp. The
4.600%, 03/26/31 ...... 877 864,293
Prologis, LP
3.375%, 12/15/27 ...... 3,024 2,982,978
4.875%, 06/15/28 ...... 5,000 5,030,706
3.875%, 09/15/28 ...... 400 394,182
4.700%, 03/01/29 ...... CAD 2,500 1,826,015
2.875%, 11/15/29 ...... 1,000 941,688
2.250%, 04/15/30 ...... 2,631 2,400,680
1.750%, 07/01/30 ...... 3,351 2,977,881
1.250%, 10/15/30 ...... 2,966 2,561,405
4.750%, 01/15/31 ...... 7,826 7,793,813
5.250%, 01/15/31 ...... CAD 2,900 2,169,527
1.750%, 02/01/31 ...... 5,557 4,847,615
1.625%, 03/15/31 ...... 300 259,290
Public Storage Operating Co.
1.950%, 11/09/28 ...... 855 806,255
3.385%, 05/01/29 ...... 5,050 4,886,307
4.375%, 07/01/30 ...... 5,286 5,205,311
PulteGroup, Inc.
4.250%, 03/01/31 ...... 2,424 2,347,625
PVH Corp.
4.125%, 07/16/29 ...... EUR 9,800 11,406,923
5.500%, 06/13/30 ...... 10,877 10,934,587
QUALCOMM, Inc.
4.500%, 05/20/30 ...... 720 713,317
Quanta Services, Inc.
2.900%, 10/01/30 ...... 1,854 1,707,560
4.500%, 01/15/31 ...... 794 775,350
Radian Group, Inc.
6.200%, 05/15/29 ...... 30,921 31,828,942
Ralph Lauren Corp.
2.950%, 06/15/30 ...... 2,554 2,378,467
Realty Income Corp.
4.450%, 09/15/26 ...... 244 244,040
4.125%, 10/15/26 ...... 266 266,045
3.000%, 01/15/27 ...... 253 251,552
3.200%, 01/15/27 ...... 1,780 1,770,769
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.950%, 08/15/27 ...... 219 $ 218,071
3.650%, 01/15/28 ...... 145 143,222
3.400%, 01/15/28 ...... 976 959,443
2.100%, 03/15/28 ...... 4,770 4,590,466
2.200%, 06/15/28 ...... 2,300 2,201,314
4.700%, 12/15/28 ...... 400 400,042
4.750%, 02/15/29 ...... 2,454 2,453,990
3.250%, 06/15/29 ...... 1,050 1,007,914
4.000%, 07/15/29 ...... 10,233 10,029,498
3.100%, 12/15/29 ...... 12,764 12,099,210
3.400%, 01/15/30 ...... 1,953 1,857,910
4.850%, 03/15/30 ...... 4,250 4,246,696
3.250%, 01/15/31 ...... 8,575 7,995,634
3.200%, 02/15/31 ...... 2,659 2,468,823
Regency Centers, LP
3.700%, 06/15/30 ...... 263 251,851
Reinsurance Group of America,
Inc.
3.900%, 05/15/29 ...... 2,292 2,232,114
Republic Services, Inc.
2.300%, 03/01/30 ...... 1,883 1,727,698
1.450%, 02/15/31 ...... 598 515,345
Revvity, Inc.
1.900%, 09/15/28 ...... 350 329,697
3.300%, 09/15/29 ...... 3,588 3,416,064
Roche Holdings, Inc.
5.338%, 11/13/28 ...... 3,000 3,053,221
Ω 5.338%, 11/13/28 ...... 15,476 15,750,549
Ω 1.930%, 12/13/28 ...... 2,160 2,034,376
1.930%, 12/13/28 ...... 10,000 9,413,733
Ω 4.790%, 03/08/29 ...... 1,300 1,306,640
Ω 4.203%, 09/09/29 ...... 18,548 18,332,691
Ω 5.489%, 11/13/30 ...... 6,290 6,448,371
Ω 4.075%, 12/02/30 ...... 9,314 9,045,048
Ω 4.909%, 03/08/31 ...... 1,820 1,825,809
Roper Technologies, Inc.
1.750%, 02/15/31 ...... 5,750 4,965,887
Royalty Pharma PLC
5.150%, 09/02/29 ...... 3,130 3,158,117
2.200%, 09/02/30 ...... 7,298 6,553,437
Ryder System, Inc.
5.250%, 06/01/28, MTN . 300 302,795
4.950%, 09/01/29, MTN . 200 200,371
S&P Global, Inc.
# 1.250%, 08/15/30 ...... 250 216,958
Ω 4.250%, 01/15/31 ...... 325 315,723
Sabra Health Care, LP
3.900%, 10/15/29 ...... 500 482,087
Schlumberger Holdings Corp.
Ω 3.900%, 05/17/28 ...... 15,871 15,675,402
3.900%, 05/17/28 ...... 2,000 1,974,499
Ω 4.300%, 05/01/29 ...... 2,505 2,480,049
Ω 5.000%, 11/15/29 ...... 1,292 1,301,028
Ω 2.650%, 06/26/30 ...... 650 601,415

49
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Schlumberger Investment SA
# 4.550%, 05/07/31 ...... 2,775 $ 2,734,692
ServiceNow, Inc.
1.400%, 09/01/30 ...... 6,719 5,848,984
Shell Finance US, Inc.
3.875%, 11/13/28 ...... 6,768 6,673,941
2.375%, 11/07/29 ...... 30,042 28,008,955
4.125%, 11/06/30 ...... 47,813 46,659,576
SOFR+0.78%, FRN,
4.457%, 11/06/30(*) .... 935 945,980
Sherwin-Williams Co. (The)
4.500%, 08/15/30 ...... 889 874,764
Simon Property Group, LP
3.375%, 12/01/27 ...... 274 269,946
1.750%, 02/01/28 ...... 385 369,646
2.450%, 09/13/29 ...... 5,870 5,483,770
2.650%, 07/15/30 ...... 2,979 2,745,797
4.375%, 10/01/30 ...... 12,188 11,970,229
4.300%, 01/15/31 ...... 9,632 9,388,977
2.200%, 02/01/31 ...... 4,432 3,947,342
Southern Co. (The)
3.700%, 04/30/30 ...... 2,382 2,285,038
Southern Co. Gas Capital Corp.
1.750%, 01/15/31 ...... 4,500 3,938,735
Southwest Gas Corp.
5.800%, 12/01/27 ...... 200 202,458
5.450%, 03/23/28 ...... 3,233 3,259,328
3.700%, 04/01/28 ...... 1,000 982,912
Southwestern Electric Power
Co.
4.100%, 09/15/28 ...... 2,200 2,168,766
Stanley Black & Decker, Inc.
6.000%, 03/06/28 ...... 11,604 11,830,759
4.250%, 11/15/28 ...... 101 100,048
2.300%, 03/15/30 ...... 10,600 9,657,435
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.103%, 11/25/26(*) .... 1,160 1,160,731
# 4.782%, 11/23/29 ...... 14,451 14,497,661
State Street Corp.
SOFR+0.85%, FRN,
4.478%, 08/03/26(*) .... 550 550,000
SOFR+0.64%, FRN,
4.313%, 10/22/27(*) .... 1,527 1,531,441
4.330%, 10/22/27 ...... 500 499,664
4.536%, 02/28/28 ...... 500 500,978
2.400%, 01/24/30 ...... 5,866 5,447,860
4.729%, 02/28/30 ...... 10,887 10,882,675
4.834%, 04/24/30 ...... 28,111 28,150,006
Store Capital LLC
4.500%, 03/15/28 ...... 300 297,855
4.625%, 03/15/29 ...... 3,355 3,311,562
5.400%, 04/30/30 ...... 20,951 20,977,347
2.750%, 11/18/30 ...... 6,171 5,530,161
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Ω 4.950%, 02/11/31 ...... 1,850 $ 1,810,976
Stryker Corp.
1.950%, 06/15/30 ...... 5,125 4,605,450
Sun Communities Operating, LP
2.300%, 11/01/28 ...... 170 161,132
Sutter Health
3.695%, 08/15/28 ...... 2,500 2,452,721
Synchrony Financial
5.150%, 03/19/29 ...... 18,118 18,070,430
Sysco Corp.
5.100%, 09/23/30 ...... 2,779 2,779,413
Tapestry, Inc.
5.100%, 03/11/30 ...... 9,563 9,569,908
Targa Resources Corp.
6.150%, 03/01/29 ...... 8,920 9,189,850
4.900%, 09/15/30 ...... 2,858 2,844,043
Target Corp.
2.650%, 09/15/30 ...... 3,622 3,332,169
Texas Instruments, Inc.
4.600%, 02/08/29 ...... 12,843 12,864,585
# 2.250%, 09/04/29 ...... 17,144 15,967,014
1.750%, 05/04/30 ...... 8,196 7,342,558
# 4.500%, 05/23/30 ...... 5,427 5,374,703
Textron, Inc.
3.900%, 09/17/29 ...... 320 310,702
3.000%, 06/01/30 ...... 500 466,282
Thermo Fisher Scientific, Inc.
4.215%, 02/12/31 ...... 8,864 8,626,155
Toll Brothers Finance Corp.
4.350%, 02/15/28 ...... 5,849 5,814,755
Trans-Allegheny Interstate Line
Co.
Ω 5.000%, 01/15/31 ...... 1,620 1,614,925
Truist Financial Corp.
1.950%, 06/05/30, MTN . 12,475 11,187,728
Tyson Foods, Inc.
4.350%, 03/01/29 ...... 200 197,741
5.400%, 03/15/29 ...... 2,850 2,893,775
UDR, Inc.
3.200%, 01/15/30, MTN . 8,515 8,051,349
Union Pacific Corp.
3.700%, 03/01/29 ...... 230 224,984
2.400%, 02/05/30 ...... 400 369,918
2.375%, 05/20/31 ...... 5,691 5,091,301
UnitedHealth Group, Inc.
4.000%, 05/15/29 ...... 488 479,806
2.875%, 08/15/29 ...... 273 259,134
4.800%, 01/15/30 ...... 1,980 1,981,507
5.300%, 02/15/30 ...... 450 456,784
2.000%, 05/15/30 ...... 7,892 7,120,138
4.650%, 01/15/31 ...... 4,122 4,085,224
4.900%, 04/15/31 ...... 6,972 6,975,730
2.300%, 05/15/31 ...... 650 577,372

50
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
US Bancorp
3.150%, 04/27/27, MTN . 172 $ 170,699
3.900%, 04/26/28, MTN . 2,560 2,534,589
# 1.375%, 07/22/30, MTN . 12,829 11,216,689
Valero Energy Corp.
5.150%, 02/15/30 ...... 3,765 3,794,044
Ventas Realty, LP
3.250%, 10/15/26 ...... 101 100,793
4.400%, 01/15/29 ...... 143 141,685
4.750%, 11/15/30 ...... 673 665,834
Verizon Communications, Inc.
4.500%, 08/17/27, MTN . AUD 500 348,830
4.329%, 09/21/28 ...... 311 308,810
3.875%, 02/08/29 ...... 6,750 6,613,028
1.875%, 10/26/29 ...... EUR 300 328,694
# 4.016%, 12/03/29 ...... 19,144 18,684,652
3.150%, 03/22/30 ...... 5,954 5,607,580
1.250%, 04/08/30 ...... EUR 9,985 10,583,964
1.500%, 09/18/30 ...... 8,387 7,318,722
1.680%, 10/30/30 ...... 6,199 5,424,552
1.750%, 01/20/31 ...... 5,200 4,529,547
2.550%, 03/21/31 ...... 8,360 7,516,202
VICI Properties, LP
4.950%, 02/15/30 ...... 3,500 3,460,221
Virginia Electric and Power Co.
2.875%, 07/15/29 ...... 3,000 2,850,758
Visa, Inc.
2.750%, 09/15/27 ...... 1,629 1,602,327
Vontier Corp.
2.950%, 04/01/31 ...... 1,550 1,399,533
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 3,100 3,017,910
2.400%, 02/01/31 ...... 1,279 1,141,185
Walmart, Inc.
1.500%, 09/22/28 ...... 831 783,030
7.550%, 02/15/30 ...... 685 752,476
4.350%, 04/28/30 ...... 3,847 3,822,437
4.150%, 04/30/31 ...... 2,000 1,959,157
Waste Management, Inc.
3.875%, 01/15/29 ...... 2,195 2,156,710
4.875%, 02/15/29 ...... 209 210,018
1.500%, 03/15/31 ...... 827 713,170
WEC Energy Group, Inc.
1.800%, 10/15/30 ...... 1,991 1,757,619
Wells Fargo & Co.
4.150%, 01/24/29, MTN . 7,922 7,819,778
0.625%, 03/25/30, MTN . EUR 100 103,901
Welltower OP LLC
3.100%, 01/15/30 ...... 2,502 2,364,060
4.500%, 07/01/30 ...... 7,909 7,797,628
2.750%, 01/15/31 ...... 5,012 4,578,112
2.800%, 06/01/31 ...... 119 108,194
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Western Midstream Operating,
LP
4.800%, 03/01/31 ...... 2,243 $ 2,200,421
Western Union Co. (The)
2.750%, 03/15/31 ...... 100 89,405
Westlake Corp.
1.625%, 07/17/29 ...... EUR 534 580,899
Williams Cos., Inc. (The)
4.900%, 03/15/29 ...... 250 250,548
4.800%, 11/15/29 ...... 10,489 10,476,231
3.500%, 11/15/30 ...... 2,517 2,370,023
2.600%, 03/15/31 ...... 1,550 1,389,832
Willis North America, Inc.
2.950%, 09/15/29 ...... 430 405,404
4.550%, 03/15/31 ...... 500 486,236
Wisconsin Electric Power Co.
5.000%, 05/15/29 ...... 800 806,950
4.150%, 10/15/30 ...... 2,013 1,954,578
# 4.650%, 06/15/31 ...... 250 246,998
Wisconsin Power and Light Co.
3.000%, 07/01/29 ...... 1,665 1,589,871
WP Carey, Inc.
4.650%, 07/15/30 ...... 1,100 1,084,150
WPC Eurobond BV
1.350%, 04/15/28 ...... EUR 1,500 1,666,599
Zimmer Biomet Holdings, Inc.
5.050%, 02/19/30 ...... 230 230,829
Zoetis, Inc.
2.000%, 05/15/30 ...... 3,209 2,886,314
TOTAL UNITED STATES .. 3,852,848,838
TOTAL BONDS .......... 6,557,221,600
U.S. TREASURY OBLIGATIONS
— (6.9%)
U.S. Treasury Notes
4.250%, 01/15/28 ..... 80,000 80,003,125
3.500%, 01/31/28 ..... 77,000 76,166,836
0.750%, 01/31/28 ..... 43,000 40,843,281
2.750%, 02/15/28 ..... 43,000 42,045,937
3.375%, 02/29/28 ..... 50,000 49,343,750
3.750%, 04/30/28 ..... 10,000 9,914,844
4.625%, 09/30/28 ..... 50,037 50,369,277
4.375%, 11/30/28 ..... 7,911 7,921,816
4.000%, 01/31/29 ..... 10,000 9,924,219
1.750%, 01/31/29 ..... 771 724,619
4.250%, 02/28/29 ..... 23,000 22,962,266
4.500%, 05/31/29 ..... 24,000 24,105,000
4.000%, 07/31/29 ..... 15,000 14,859,375
3.500%, 09/30/29 ..... 349 340,343
3.625%, 08/31/30 ..... 20,000 19,421,875
3.625%, 09/30/30 ..... 16,000 15,531,250
3.500%, 11/30/30 ..... 8,000 7,714,375
3.625%, 12/31/30 ..... 13,280 12,863,963

51
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
U.S. Treasury Notes
4.125%, 06/30/31 ..... 10,000 $ 9,867,187
TOTAL U.S. TREASURY
OBLIGATIONS ........... 494,923,338
TOTAL INVESTMENT
SECURITIES — ( 98.2% )
(Cost $7,079,200,477) ..... 7,052,144,938
Shares Value
SECURITIES LENDING
COLLATERAL — (1.8%)
@§ The DFA Short Term
Investment Fund ...... 11,371,159 131,530,193
TOTAL INVESTMENTS
— (100.0%)
(Cost $7,210,730,670) ..... $7,183,675,131
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $1,111,996,004 which represented 15.6% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
# Total or Partial Securities on Loan
(*) The Adjustable rate shown is effective as of July 31, 2026.
Δ Zero Coupon Security
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
CAD Canadian Dollars
EUR Euro
FRN Floating Rate Note
GBP British Pounds
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
USD United States Dollars
As of July 31, 2026, Dimensional Short-Duration Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
AUD 1,085,650 USD 760,216 Bank Of America Merrill 08/06/26 $ 2,260
USD 14,975,907 CAD 20,752,949 Citigroup 08/07/26 180,539

52
Dimensional Short-Duration Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 9,336,476 CAD 12,977,091 ANZ Banking Group, Ltd. 08/10/26 $ 83,520
USD 2,465,711 CAD 3,425,939 Citigroup 08/11/26 22,833
USD 7,084,428 CAD 9,852,971 State Street Bank and Trust 08/11/26 58,731
USD 2,522,926 CAD 3,455,021 Citigroup 08/18/26 58,554
USD 4,985,051 CAD 6,826,440 HSBC Bank 08/18/26 115,939
USD 20,272,648 CAD 27,830,885 State Street Bank and Trust 08/18/26 421,638
USD 12,077,137 CAD 16,848,512 RBC Dominion Securities 10/23/26 22,973
Total Appreciation $966,987
USD 760,275 AUD 1,095,529 Bank Of America Merrill 08/06/26 $ (9,139)
USD 52,371,159 NZD 89,284,798 RBC Dominion Securities 08/21/26 (126,008)
USD 66,004,423 EUR 57,763,880 ANZ Banking Group, Ltd. 08/24/26 (510,386)
USD 42,176,836 NZD 72,833,509 ANZ Banking Group, Ltd. 08/26/26 (654,319)
USD 67,356,511 EUR 59,259,469 ANZ Banking Group, Ltd. 08/28/26 (891,667)
USD 51,333,981 NZD 90,493,077 ANZ Banking Group, Ltd. 08/31/26 (1,890,827)
USD 71,250,636 EUR 62,270,436 Citigroup 09/04/26 (485,810)
USD 46,468,107 NZD 81,667,890 HSBC Bank 09/04/26 (1,572,037)
USD 68,207,116 EUR 59,580,393 ANZ Banking Group, Ltd. 09/08/26 (441,550)
USD 9,042,432 NZD 15,802,082 State Street Bank and Trust 09/08/26 (253,987)
USD 73,609,888 EUR 64,388,749 BNY Capital Markets 09/09/26 (581,999)
USD 67,086,534 EUR 58,563,240 RBC Dominion Securities 09/11/26 (398,413)
USD 57,025,198 EUR 49,778,447 Citigroup 09/14/26 (343,664)
USD 3,856,730 GBP 2,878,757 Citigroup 09/15/26 (17,274)
USD 17,933,134 CAD 25,383,739 State Street Bank and Trust 09/21/26 (200,363)
USD 71,398,288 EUR 62,702,950 ANZ Banking Group, Ltd. 09/24/26 (895,293)
USD 73,963,032 AUD 107,395,216 ANZ Banking Group, Ltd. 10/01/26 (1,387,404)
USD 22,675,457 CAD 32,084,321 RBC Dominion Securities 10/02/26 (256,552)
USD 150,995 GBP 113,140 Citigroup 10/06/26 (1,262)
USD 54,410,106 CAD 76,311,910 Morgan Stanley & Co. LLC 10/23/26 (186,780)
USD 4,042,296 CAD 5,654,999 State Street Bank and Trust 10/23/26 (3,539)
Total (Depreciation) $(11,108,273)
Total Appreciation (Depreciation) $(10,141,286)
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ...................... $ — $ 251,540,139 $ — $ 251,540,139
Austria ....................... — 524,662 — 524,662
Belgium ...................... — 8,927,471 — 8,927,471
Canada ...................... — 530,056,749 — 530,056,749
Denmark ..................... — 41,981,806 — 41,981,806
Finland ....................... — 45,856,120 — 45,856,120
France ....................... — 198,333,011 — 198,333,011
Germany ..................... — 317,674,301 — 317,674,301
Ireland ....................... — 10,415,624 — 10,415,624
Italy ......................... — 48,589,501 — 48,589,501
Japan ........................ — 396,923,530 — 396,923,530
Luxembourg ................... — 11,479,390 — 11,479,390
Netherlands ................... — 157,663,985 — 157,663,985
New Zealand .................. — 203,379,101 — 203,379,101

53
Dimensional Short-Duration Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Norway ....................... $ — $ 83,598,859 $ — $ 83,598,859
Singapore ..................... — 1,746,154 — 1,746,154
Spain ........................ — 99,495,300 — 99,495,300
Supranational .................. — 8,956,595 — 8,956,595
Sweden ...................... — 88,794,918 — 88,794,918
Switzerland .................... — 11,780,583 — 11,780,583
United Kingdom ................ — 186,654,963 — 186,654,963
United States .................. — 3,852,848,838 — 3,852,848,838
U.S. Treasury Obligations .......... — 494,923,338 — 494,923,338
Securities Lending Collateral ........ — 131,530,193 — 131,530,193
Total Investments .................
$— $7,183,675,131 $— $7,183,675,131
Financial Instruments
Assets
Forward Currency Contracts** ....... — 966,987 — 966,987
Liabilities
Forward Currency Contracts** ....... — (11,108,273) — (11,108,273)
Total Other Financial Instruments ....
$– $(10,141,286) $– $(10,141,286)
**
Valued at the unrealized appreciation (depreciation) on the investment.

54
Dimensional Inflation-Protected Securities ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Face
Amount
Value
(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
Treasury Inflation-Protected Security
3.875%, 04/15/29 ............................................................. 24,769 $ 25,811,084
0.250%, 07/15/29 ............................................................. 72,790 69,106,085
0.125%, 01/15/30 ............................................................. 128,145 119,669,040
0.125%, 07/15/30 ............................................................. 141,229 131,100,498
0.125%, 01/15/31 ............................................................. 138,817 127,249,836
0.125%, 07/15/31 ............................................................. 141,445 128,738,125
0.125%, 01/15/32 ............................................................. 115,700 103,760,150
3.375%, 04/15/32 ............................................................. 102,479 109,003,287
1.125%, 01/15/33 ............................................................. 27,851 26,042,659
1.750%, 01/15/34 ............................................................. 32,670 31,482,722
1.875%, 07/15/34 ............................................................. 12,862 12,484,157
2.125%, 01/15/35 ............................................................. 12,155 11,936,161
1.875%, 07/15/35 ............................................................. 2,517 2,418,617
2.125%, 02/15/40 ............................................................. 57,018 53,380,961
2.125%, 02/15/41 ............................................................. 55,719 51,478,265
0.750%, 02/15/42 ............................................................. 40,017 29,361,241
0.625%, 02/15/43 ............................................................. 39,675 27,701,985
1.375%, 02/15/44 ............................................................. 39,727 31,054,483
0.750%, 02/15/45 ............................................................. 35,238 23,880,737
1.000%, 02/15/46 ............................................................. 14,784 10,337,543
TOTAL U.S. TREASURY OBLIGATIONS .......................................... 1,125,997,636
Shares Value
MONEY MARKET FUNDS  — (0.3%)
State Street Institutional U.S. Government Money Market Fund
(r) 3.620%, .................................................................. 3,833,156 3,833,156
TOTAL INVESTMENTS — (100.0%)
(Cost $1,175,350,746) ......................................................... $ 1,129,830,792
(r) Rate disclosed is the seven day yield as of July 31, 2026.
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations ........... $ — $ 1,125,997,636 $ — $ 1,125,997,636
Money Market Funds ............... 3,833,156 — — 3,833,156
Total Investments ..................
$3,833,156 $1,125,997,636 $— $1,129,830,792

55
Dimensional Global Core Plus Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATIONS — (7.9%)
Federal National Mortgage
Association
6.500%, 08/01/56, 30 YR
TBA ............... 33,303 $ 34,332,233
6.000%, 08/01/56, 30 YR
TBA ............... 73,815 74,627,830
3.500%, 08/01/56, 30 YR
TBA ............... 22,258 19,742,672
2.000%, 08/01/56, 30 YR
TBA ............... 62,291 48,509,116
2.500%, 08/01/56, 30 YR
TBA ............... 77,819 63,433,789
Government National Mortgage
Association
5.500%, 08/01/56, 30 YR
TBA ............... 21,019 20,879,952
6.000%, 08/01/56, 30 YR
TBA ............... 35,624 36,204,999
TOTAL AGENCY
OBLIGATIONS ........... 297,730,591
BONDS — (86.7%)
AUSTRALIA — (3.8%)
APA Infrastructure, Ltd.
1.250%, 03/15/33, MTN . EUR 1,500 1,454,206
Australia & New Zealand
Banking Group, Ltd.
Ω # SOFR+0.47%, FRN,
4.127%, 12/16/26(*) .... 430 430,372
EUR003M+0.40%, FRN,
2.601%, 05/21/27(*), MTN EUR 7,800 8,985,144
Ω SOFR+0.65%, FRN,
4.311%, 09/30/27(*) .... 560 561,735
EUR003M+0.48%, FRN,
2.934%, 10/29/27(*), MTN EUR 235 271,113
BBSW3M+1.20%, FRN,
5.707%, 11/04/27(*), MTN AUD 2,100 1,488,639
Ω SOFR+0.62%, FRN,
4.276%, 06/18/28(*) .... 2,300 2,308,234
BBSW3M+0.86%, FRN,
5.327%, 06/18/29(*), MTN AUD 2,500 1,770,029
SOFR+0.85%, FRN,
4.507%, 12/16/29(*) .... 1,172 1,184,709
Ω SOFR+0.85%, FRN,
4.507%, 12/16/29(*) .... 1,600 1,617,350
Ω SOFR+0.68%, FRN,
4.332%, 12/08/30(*) .... 1,500 1,505,329
Bank of New Zealand
Ω 4.846%, 02/07/28 ...... 1,800 1,808,667
3.661%, 07/17/29, MTN . EUR 1,050 1,217,998
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
BHP Billiton Finance, Ltd.
3.643%, 09/04/35, MTN . EUR 2,600 $ 2,898,560
Commonwealth Bank of
Australia
Ω SOFR+0.46%, FRN,
4.106%, 11/27/26(*) .... 235 235,164
SOFR+0.46%, FRN,
4.106%, 11/27/26(*) .... 1,000 1,000,700
BBSW3M+1.15%, FRN,
5.609%, 01/13/28(*), MTN AUD 2,800 1,986,268
SOFR+0.64%, FRN,
4.295%, 03/14/28(*), MTN 221 221,880
Ω SOFR+0.64%, FRN,
4.295%, 03/14/28(*) .... 695 697,766
BBSW3M+0.95%, FRN,
5.404%, 08/17/28(*), MTN AUD 2,000 1,417,555
Ω SOFR+0.81%, FRN,
4.465%, 03/14/30(*) .... 2,480 2,501,648
Ω SOFR+0.78%, FRN,
4.442%, 10/01/30(*) .... 10,000 10,102,620
Fortescue Treasury Pty, Ltd.
Ω 4.500%, 09/15/27 ...... 875 867,533
Ω 5.875%, 04/15/30 ...... 1,676 1,680,103
Ω 4.375%, 04/01/31 ...... 904 851,986
Ω # 6.125%, 04/15/32 ...... 3,349 3,384,283
Glencore Capital Finance DAC
4.154%, 04/29/31, MTN . EUR 2,500 2,921,374
1.250%, 03/01/33, MTN . EUR 100 97,321
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
4.722%, 04/04/27(*) .... 150 150,609
Ω 6.500%, 10/06/33 ...... 780 826,467
Ω 5.634%, 04/04/34 ...... 100 100,622
Macquarie Bank, Ltd.
EUR003M+0.44%, FRN,
2.848%, 12/18/26(*), MTN EUR 100 115,171
Ω SOFR+0.92%, FRN,
4.582%, 07/02/27(*) .... 1,005 1,009,933
Ω # 3.915%, 02/03/28 ...... 5,400 5,352,567
Ω SOFR+0.74%, FRN,
4.395%, 06/12/28(*) .... 4,400 4,422,171
3.202%, 09/17/29, MTN . EUR 4,525 5,191,509
Macquarie Group, Ltd.
0.943%, 01/19/29 ...... EUR 258 279,997
4.747%, 01/23/30, MTN . EUR 972 1,161,116
National Australia Bank, Ltd.
Ω SOFR+0.60%, FRN,
4.275%, 10/26/27(*) .... 5,655 5,670,196
BBSW3M+1.00%, FRN,
5.438%, 05/12/28(*), MTN AUD 2,300 1,629,574
2.125%, 05/24/28, MTN . EUR 1,050 1,186,345

56
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.65%, FRN,
4.305%, 06/13/28(*) .... 2,000 $ 2,007,991
BBSW3M+0.90%, FRN,
5.367%, 03/22/29(*), MTN AUD 4,100 2,904,979
BBSW3M+0.82%, FRN,
5.264%, 11/14/29(*), MTN AUD 5,700 4,030,302
Ω SOFR+0.79%, FRN,
4.455%, 01/14/30(*) .... 7,360 7,418,291
Ω SOFR+0.68%, FRN,
4.344%, 01/13/31(*) .... 1,500 1,504,950
Ω 4.951%, 01/10/34 ...... 1,693 1,675,863
New South Wales Treasury
Corp.
4.250%, 02/20/36 ...... AUD 3,920 2,499,121
3.500%, 11/20/37 ...... AUD 2,500 1,436,325
Northern Star Resources, Ltd.
Ω 6.125%, 04/11/33 ...... 100 102,007
Northern Territory Treasury
Corp.
5.750%, 04/21/37 ...... AUD 200 139,994
5.250%, 05/21/38 ...... AUD 1,500 997,932
Queensland Treasury Corp.
2.000%, 08/22/33 ...... AUD 5,200 2,958,228
Ω 5.250%, 07/21/36 ...... AUD 400 273,875
Ω 5.000%, 07/21/37 ...... AUD 100 66,237
Ω 5.250%, 08/13/38 ...... AUD 6,200 4,145,468
Ω 2.250%, 04/16/40 ...... AUD 200 92,033
South Australian Government
Financing Authority
2.000%, 05/23/36 ...... AUD 3,000 1,544,975
4.750%, 05/24/38 ...... AUD 1,730 1,115,796
2.250%, 05/24/40 ...... AUD 700 324,452
Treasury Corp. of Victoria
2.250%, 09/15/33 ...... AUD 9,100 5,258,326
2.250%, 11/20/34 ...... AUD 7,330 4,063,499
2.000%, 09/17/35 ...... AUD 2,100 1,104,433
4.750%, 09/15/36, MTN . AUD 1,100 722,584
2.000%, 11/20/37, MTN . AUD 15,050 7,280,349
5.250%, 09/15/38, MTN . AUD 2,370 1,584,822
5.500%, 09/15/39 ...... AUD 100 67,641
Westpac Banking Corp.
SOFR+0.46%, FRN,
4.131%, 10/20/26(*), MTN 745 745,309
5.535%, 11/17/28 ...... 100 102,309
1.953%, 11/20/28 ...... 350 330,780
BBSW3M+1.00%, FRN,
5.463%, 01/15/29(*), MTN AUD 2,300 1,633,192
SOFR+0.81%, FRN,
4.480%, 04/16/29(*) .... 1,035 1,042,482
BBSW3M+0.88%, FRN,
5.324%, 05/14/29(*), MTN AUD 2,800 1,983,829
SOFR+0.82%, FRN,
4.482%, 07/01/30(*) .... 2,000 2,016,770
2.150%, 06/03/31 ...... 100 88,762
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 120 $ 116,167
TOTAL AUSTRALIA ....... 145,944,636
AUSTRIA — (0.0%)
OMV AG
3.875%, 11/10/40, MTN . EUR 200 216,786
TOTAL AUSTRIA ......... 216,786
BELGIUM — (1.0%)
Anheuser-Busch InBev SA/NV
1.500%, 04/18/30, MTN . EUR 90 97,408
2.750%, 03/17/36, MTN . EUR 10 10,444
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 100 117,516
Euroclear Holding NV
1.500%, 04/11/30 ...... EUR 100 107,173
Kingdom of Belgium
Government Bond
Ω 3.100%, 06/22/35 ...... EUR 209 230,989
Ω 1.900%, 06/22/38 ...... EUR 10,880 10,166,749
Ministeries Van de Vlaamse
Gemeenschap
3.000%, 10/12/32, MTN . EUR 300 336,461
3.375%, 06/22/35, MTN . EUR 5,000 5,579,207
3.375%, 06/22/36, MTN . EUR 9,700 10,721,069
1.000%, 10/13/36, MTN . EUR 600 524,482
3.250%, 06/22/37, MTN . EUR 800 864,159
1.500%, 07/12/38, MTN . EUR 600 525,704
3.675%, 06/22/40, MTN . EUR 7,100 7,708,988
TOTAL BELGIUM ........ 36,990,349
CANADA — (12.3%)
American National Group, Inc.
5.000%, 06/15/27 ...... 161 161,248
Ω # 6.144%, 06/13/32 ...... 585 596,942
# 6.000%, 07/15/35 ...... 3,040 2,966,746
Bank of Montreal
SOFRINDX+0.62%, FRN,
4.276%, 09/15/26(*), MTN 126 126,056
SOFRINDX+0.76%, FRN,
4.411%, 06/04/27(*) .... 360 361,219
5.511%, 06/04/31 ...... 90 91,905
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.266%, 09/15/26(*) .... 250 250,105
SOFRINDX+0.78%, FRN,
4.431%, 06/04/27(*), MTN 150 150,495
SOFRINDX+1.08%, FRN,
4.756%, 08/01/29(*), MTN 920 929,166
Barrick North America Finance
LLC
5.750%, 05/01/43 ...... 100 96,809
British Columbia Investment
Management Corp.
3.250%, 06/02/31 ...... CAD 575 405,396

57
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
4.000%, 06/02/35 ...... CAD 15,450 $ 11,003,933
Brookfield Finance, Inc.
6.350%, 01/05/34 ...... 355 370,386
Canada Housing Trust No. 1
Ω 3.950%, 06/15/28 ...... CAD 1,050 762,069
Ω 3.100%, 06/15/28 ...... CAD 575 411,040
CAONINDX+0.38%, FRN,
2.696%, 03/15/30(*) .... CAD 1,500 1,075,250
Canadian Government Bond
2.500%, 12/01/32 ...... CAD 793 536,488
5.750%, 06/01/33 ...... CAD 459 372,906
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
4.882%, 10/02/26(*) .... 100 100,161
SOFR+0.94%, FRN,
4.600%, 06/28/27(*) .... 300 301,506
3.807%, 07/09/29, MTN . EUR 300 349,279
6.092%, 10/03/33 ...... 100 104,548
Canadian Natural Resources,
Ltd.
6.500%, 02/15/37 ...... 1,374 1,458,901
6.250%, 03/15/38 ...... 3,162 3,282,834
CDP Financial, Inc.
3.650%, 06/02/34 ...... CAD 2,425 1,700,931
3.650%, 06/02/35 ...... CAD 28,300 19,634,190
3.250%, 09/30/35, MTN . EUR 600 670,543
Cenovus Energy, Inc.
5.250%, 06/15/37 ...... 65 61,802
6.750%, 11/15/39 ...... 53 57,279
City of Montreal Canada
4.100%, 12/01/34 ...... CAD 5,000 3,574,723
3.900%, 09/01/35 ...... CAD 5,450 3,807,405
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 700 703,791
CPPIB Capital, Inc.
1.250%, 12/07/27 ...... GBP 700 903,262
3.200%, 06/02/31 ...... CAD 575 405,271
3.950%, 06/02/32 ...... CAD 3,400 2,468,838
4.750%, 06/02/33 ...... CAD 15,000 11,359,304
4.300%, 06/02/34 ...... CAD 6,198 4,553,521
0.750%, 02/02/37, MTN . EUR 4,450 3,818,710
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 318 360,410
5.500%, 09/15/40 ...... 919 877,583
Enbridge, Inc.
4.500%, 06/10/44 ...... 100 82,411
Fairfax Financial Holdings, Ltd.
6.000%, 12/07/33 ...... 400 411,110
Hydro-Quebec
6.500%, 02/15/35 ...... CAD 1,800 1,511,417
ITC Holdings Corp.
5.300%, 07/01/43 ...... 300 272,471
Face
Amount^
Value
(000)
CANADA — (Continued)
Kinross Gold Corp.
6.250%, 07/15/33 ...... 437 $ 456,463
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 150 151,288
Magna International, Inc.
4.375%, 03/17/32 ...... EUR 281 331,578
5.500%, 03/21/33 ...... 811 818,890
Methanex Corp.
# 5.250%, 12/15/29 ...... 2,847 2,822,010
5.650%, 12/01/44 ...... 380 332,160
OMERS Finance Trust
3.250%, 01/28/35 ...... EUR 3,000 3,363,999
Ontario Teachers' Finance Trust
3.300%, 10/05/29, MTN . EUR 100 115,504
Ω 1.850%, 05/03/32 ...... EUR 400 423,634
4.300%, 06/02/34 ...... CAD 6,575 4,807,340
Province of Alberta Canada
5.200%, 05/15/34, MTN . AUD 100 69,494
3.950%, 06/01/35 ...... CAD 27,980 19,959,472
Province of British Columbia
Canada
5.250%, 05/23/34, MTN . AUD 290 200,997
4.150%, 06/18/34 ...... CAD 30,800 22,393,094
3.000%, 07/24/34 ...... EUR 100 110,736
4.000%, 06/18/35 ...... CAD 34,583 24,662,559
3.625%, 05/29/36, MTN . EUR 600 685,686
3.900%, 06/18/36 ...... CAD 13,956 9,769,250
3.400%, 05/24/39 ...... EUR 9,525 10,406,009
4.950%, 06/18/40 ...... CAD 3,000 2,239,099
Province of Manitoba Canada
3.900%, 12/02/32 ...... CAD 7,000 5,056,956
3.800%, 06/02/33 ...... CAD 10,050 7,184,763
4.250%, 06/02/34 ...... CAD 17,325 12,659,594
4.850%, 08/28/34, MTN . AUD 100 66,731
3.700%, 06/02/35 ...... CAD 29,713 20,715,120
3.350%, 02/04/36 ...... EUR 2,225 2,492,636
3.800%, 06/02/36 ...... CAD 2,500 1,736,661
5.700%, 03/05/37 ...... CAD 2,600 2,087,506
4.650%, 03/05/40 ...... CAD 4,000 2,891,229
Province of Nova Scotia
Canada
3.850%, 06/01/35 ...... CAD 16,000 11,285,939
3.900%, 06/01/36 ...... CAD 7,000 4,901,572
Province of Ontario Canada
2.900%, 06/02/28 ...... CAD 575 409,322
CAONINDX+0.37%, FRN,
2.672%, 11/27/28(*) .... CAD 750 536,658
CAONINDX+0.44%, FRN,
2.743%, 02/21/30(*) .... CAD 750 537,935
CAONINDX+0.41%, FRN,
2.710%, 11/19/30(*), MTN CAD 5,500 3,937,527
CAONINDX+0.36%, FRN,
2.689%, 01/13/31(*) .... CAD 750 535,546
3.650%, 06/02/33 ...... CAD 2,000 1,421,606

58
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
3.650%, 02/03/34 ...... CAD 675 $ 476,987
5.350%, 05/08/34, MTN . AUD 395 276,161
4.150%, 06/02/34 ...... CAD 19,373 14,116,597
3.800%, 12/02/34 ...... CAD 14,400 10,200,150
3.600%, 06/02/35 ...... CAD 28,140 19,534,819
5.600%, 06/02/35 ...... CAD 675 540,818
3.950%, 12/02/35 ...... CAD 14,488 10,276,943
3.125%, 03/05/36, MTN . EUR 1,564 1,725,362
3.900%, 06/02/36 ...... CAD 11,861 8,342,734
4.600%, 06/02/39 ...... CAD 6,000 4,374,309
Province of Quebec Canada
0.500%, 01/25/32, MTN . EUR 1,000 988,613
6.250%, 06/01/32 ...... CAD 600 485,534
3.250%, 09/01/32 ...... CAD 5,000 3,490,430
3.000%, 01/24/33, MTN . EUR 1,700 1,908,433
3.600%, 09/01/33 ...... CAD 6,075 4,284,870
4.450%, 09/01/34 ...... CAD 42,430 31,378,873
5.100%, 06/04/35, MTN . AUD 7,400 5,044,228
4.000%, 09/01/35 ...... CAD 25,315 18,000,655
5.750%, 12/01/36 ...... CAD 1,175 944,858
5.000%, 12/01/38 ...... CAD 850 640,549
3.875%, 04/23/41, MTN . EUR 600 680,366
Province of Saskatchewan
Canada
3.300%, 05/08/34, MTN . EUR 1,200 1,363,665
3.800%, 06/02/35 ...... CAD 33,359 23,524,533
PSP Capital, Inc.
4.150%, 06/01/33 ...... CAD 1,000 730,819
3.250%, 07/02/34, MTN . EUR 1,600 1,807,308
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 855 942,241
5.450%, 10/01/43 ...... 105 93,893
Royal Bank of Canada
5.000%, 01/24/28, MTN . GBP 210 283,224
4.375%, 10/02/30, MTN . EUR 289 343,770
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 150 147,301
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 296 322,690
6.800%, 05/15/38 ...... 1,741 1,873,056
6.850%, 06/01/39 ...... 702 758,817
Toronto-Dominion Bank (The)
EUR003M+0.35%, FRN,
2.582%, 02/16/27(*) .... EUR 7,000 8,060,285
SOFR+0.73%, FRN,
4.392%, 04/05/27(*), MTN 260 260,614
BBSW3M+1.20%, FRN,
5.700%, 07/23/29(*), MTN AUD 3,300 2,337,366
SOFR+1.03%, FRN,
4.686%, 12/17/29(*) .... 7,000 7,061,998
1.952%, 04/08/30, MTN . EUR 200 217,411
3.563%, 04/16/31, MTN . EUR 2,100 2,404,706
3.200%, 03/10/32, MTN . 150 136,466
4.456%, 06/08/32 ...... 150 145,493
Face
Amount^
Value
(000)
CANADA — (Continued)
3.129%, 08/03/32, MTN . EUR 250 $ 277,696
3.357%, 09/22/32, MTN . EUR 300 335,795
TransAlta Corp.
6.500%, 03/15/40 ...... 4,350 4,186,875
TransCanada PipeLines, Ltd.
6.200%, 10/15/37 ...... 1,366 1,412,910
7.625%, 01/15/39 ...... 432 496,069
6.100%, 06/01/40 ...... 1,270 1,293,531
TOTAL CANADA ......... 464,607,744
DENMARK — (1.0%)
DSV Finance BV
3.375%, 11/06/32, MTN . EUR 138 155,064
3.375%, 11/06/34, MTN . EUR 200 220,793
Kommunekredit
3.750%, 05/24/28, MTN . 200 197,825
Δ 0.000%, 11/17/29, MTN EUR 400 416,848
Novo Nordisk Finance
Netherlands BV
3.125%, 01/21/29, MTN . EUR 200 229,865
3.250%, 01/21/31, MTN . EUR 3,892 4,446,796
3.000%, 02/20/32, MTN . EUR 1,425 1,597,042
3.125%, 05/27/33, MTN . EUR 3,578 3,996,387
3.375%, 05/21/34, MTN . EUR 9,256 10,402,512
3.375%, 02/20/35, MTN . EUR 2,626 2,931,561
3.625%, 05/27/37, MTN . EUR 3,179 3,550,852
3.625%, 02/20/38, MTN . EUR 2,000 2,216,074
Nykredit Realkredit A/S
3.625%, 07/24/30, MTN . EUR 100 114,671
Orsted A/S
3.750%, 03/01/30, MTN . EUR 1,425 1,645,547
2.500%, 05/16/33, MTN . GBP 4,000 4,346,311
5.125%, 09/13/34, MTN . GBP 450 564,916
TOTAL DENMARK ....... 37,033,064
FINLAND — (0.8%)
Kuntarahoitus OYJ
5.125%, 07/22/27, MTN . GBP 600 813,054
2.750%, 02/02/34, MTN . EUR 3,000 3,317,496
Neste OYJ
3.875%, 05/21/31, MTN . EUR 650 756,125
Nokia OYJ
6.625%, 05/15/39 ...... 9,200 9,226,993
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.396%, 03/19/27(*) .... 535 536,423
Ω SOFR+0.70%, FRN,
4.356%, 03/17/28(*) .... 350 351,544
Nordea Kiinnitysluottopankki
OYJ
1.375%, 02/28/33 ...... EUR 3,045 3,103,245
OP Corporate Bank PLC
0.100%, 11/16/27, MTN . EUR 1,425 1,579,577
4.000%, 06/13/28, MTN . EUR 747 872,573
2.875%, 11/27/29, MTN . EUR 7,780 8,837,729

59
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
FINLAND — (Continued)
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 177 $ 207,614
Ω # 7.250%, 04/15/36 ...... 495 541,119
Teollisuuden Voima OYJ
4.750%, 06/01/30, MTN . EUR 150 178,721
TOTAL FINLAND ......... 30,322,213
FRANCE — (4.7%)
Action Logement Services
4.125%, 10/03/38, MTN . EUR 700 789,253
Aeroports de Paris SA
3.500%, 03/20/33, MTN . EUR 1,200 1,348,910
Agence Francaise de
Developpement EPIC
3.500%, 02/25/33 ...... EUR 2,500 2,831,274
3.375%, 05/25/33 ...... EUR 1,400 1,569,938
Agence France Locale
3.125%, 03/20/33, MTN . EUR 8,200 9,081,812
3.125%, 03/20/34, MTN . EUR 300 329,300
AXA SA
3.375%, 05/31/34, MTN . EUR 1,225 1,379,391
Banque Federative du Credit
Mutuel SA
Ω SOFR+1.13%, FRN,
4.804%, 01/23/27(*) .... 200 200,801
Ω SOFRINDX+1.07%, FRN,
4.703%, 02/16/28(*) .... 250 251,990
0.750%, 01/17/30, MTN . EUR 900 941,804
Ω SOFRINDX+1.23%, FRN,
4.903%, 01/22/30(*) .... 886 897,314
4.375%, 05/02/30, MTN . EUR 1,600 1,883,619
0.625%, 02/21/31, MTN . EUR 200 200,300
4.750%, 11/10/31, MTN . EUR 5,900 7,076,406
1.125%, 01/19/32, MTN . EUR 100 100,029
3.625%, 09/14/32, MTN . EUR 100 114,098
3.750%, 02/03/34, MTN . EUR 100 113,709
BNP Paribas SA
4.095%, 02/13/34, MTN . EUR 4,200 4,861,996
Bouygues SA
5.375%, 06/30/42 ...... EUR 300 371,933
BPCE SA
4.500%, 01/13/33, MTN . EUR 6,000 7,069,390
3.875%, 01/25/36, MTN . EUR 3,100 3,543,983
Bpifrance SACA
3.375%, 11/25/32, MTN . EUR 2,500 2,831,651
3.375%, 05/25/34, MTN . EUR 1,700 1,895,138
Caisse d'Amortissement de la
Dette Sociale
2.875%, 05/25/30, MTN . EUR 200 227,357
Caisse des Depots et
Consignations
4.625%, 01/31/28 ...... 1,200 1,201,242
2.750%, 10/16/30, MTN . EUR 100 112,594
3.000%, 02/25/31, MTN . EUR 100 113,433
3.125%, 05/25/33 ...... EUR 5,600 6,239,051
Face
Amount^
Value
(000)
FRANCE — (Continued)
Caisse Francaise de
Financement Local SA
3.125%, 07/20/33, MTN . EUR 19,300 $ 21,639,711
Capgemini SE
3.500%, 09/25/34 ...... EUR 1,500 1,630,921
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 200 221,217
Covivio SA
4.625%, 06/05/32, MTN . EUR 1,200 1,425,095
3.625%, 06/17/34, MTN . EUR 500 552,006
Credit Agricole SA
3.125%, 02/26/32, MTN . EUR 500 560,656
4.375%, 11/27/33, MTN . EUR 900 1,062,711
3.500%, 09/26/34 ...... EUR 200 222,333
Credit Mutuel Arkea SA
3.635%, 07/17/35, MTN . EUR 1,900 2,128,294
Eastern Power Networks PLC
2.125%, 11/25/33, MTN . GBP 1,060 1,131,081
5.375%, 10/02/39, MTN . GBP 1,500 1,862,770
Electricite de France SA
4.625%, 04/26/30, MTN . EUR 50 59,842
Engie SA
4.250%, 09/06/34, MTN . EUR 2,100 2,458,288
French Republic Government
Bond OAT
Ω 2.500%, 05/25/30 ...... EUR 1,098 1,233,986
Gestion Securite de Stocks
Securite SA
3.375%, 06/29/30, MTN . EUR 100 115,295
ICADE
1.000%, 01/19/30 ...... EUR 100 104,393
4.375%, 05/22/35, MTN . EUR 1,600 1,772,708
Ile-de-France Mobilites
1.000%, 05/25/34, MTN . EUR 1,300 1,211,013
0.675%, 11/24/36, MTN . EUR 1,100 905,919
L'Oreal SA
3.375%, 01/19/36, MTN . EUR 1,900 2,117,306
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 09/07/29, MTN . EUR 200 230,264
3.375%, 02/05/30, MTN . EUR 200 230,800
3.000%, 03/07/32, MTN . EUR 7,900 8,860,874
3.125%, 11/07/32, MTN . EUR 2,600 2,923,894
3.500%, 09/07/33, MTN . EUR 2,700 3,080,170
Orange SA
8.125%, 11/20/28, MTN . GBP 50 71,718
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 500 524,695
1.375%, 09/17/30 ...... EUR 500 518,236
3.875%, 06/05/32 ...... EUR 800 896,751
RCI Banque SA
3.500%, 01/17/28, MTN . EUR 1,425 1,641,412
3.375%, 07/26/29, MTN . EUR 625 712,331
3.875%, 09/30/30, MTN . EUR 150 172,047

60
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
4.125%, 04/04/31 ...... EUR 575 $ 665,509
3.750%, 02/16/32, MTN . EUR 600 673,225
3.625%, 11/03/32, MTN . EUR 2,700 2,987,308
Region of Ile de France
2.900%, 04/30/31, MTN . EUR 600 675,388
2.230%, 07/19/32, MTN . EUR 600 643,150
1.375%, 06/20/33, MTN . EUR 600 595,595
3.650%, 05/25/35, MTN . EUR 2,100 2,369,598
3.625%, 05/25/36, MTN . EUR 2,100 2,340,416
SFIL SA
3.000%, 09/24/30, MTN . EUR 500 566,846
2.875%, 01/22/31, MTN . EUR 600 674,384
3.000%, 05/23/31, MTN . EUR 5,300 5,973,365
3.000%, 06/23/32 ...... EUR 10,000 11,112,785
3.500%, 03/07/33, MTN . EUR 8,000 9,095,975
SNCF Reseau
1.875%, 03/30/34, MTN . EUR 700 699,571
Societe Generale SA
6.250%, 06/22/33, MTN . GBP 1,700 2,391,433
Societe Nationale SNCF SACA
3.375%, 05/25/33 ...... EUR 100 112,650
South Eastern Power Networks
PLC
1.750%, 09/30/34, MTN . GBP 1,000 1,007,200
Tikehau Capital SCA
6.625%, 03/14/30 ...... EUR 300 370,386
4.250%, 04/08/31 ...... EUR 300 344,898
TotalEnergies Capital
International SA
3.455%, 02/19/29 ...... 250 243,292
1.994%, 04/08/32, MTN . EUR 100 105,849
3.160%, 03/03/33, MTN . EUR 1,300 1,446,606
5.150%, 04/05/34 ...... 4,582 4,577,056
3.647%, 07/01/35, MTN . EUR 200 224,246
2.986%, 06/29/41 ...... 1,253 909,639
UNEDIC ASSEO
1.250%, 05/25/33, MTN . EUR 4,600 4,550,047
3.375%, 11/25/33, MTN . EUR 200 225,804
Unibail-Rodamco-Westfield SE
3.500%, 09/11/29, MTN . EUR 500 574,595
4.125%, 12/11/30, MTN . EUR 1,000 1,168,287
1.875%, 01/15/31, MTN . EUR 300 318,791
3.875%, 09/11/34, MTN . EUR 300 337,201
Veolia Environnement SA
6.125%, 11/25/33, MTN . EUR 50 65,827
WEA Finance LLC
Ω 2.875%, 01/15/27 ...... 300 297,628
Ω 3.500%, 06/15/29 ...... 1,209 1,159,214
Wendel SE
4.500%, 06/19/30 ...... EUR 100 117,592
TOTAL FRANCE ......... 179,477,809
GERMANY — (2.4%)
Allianz Finance II BV
1.500%, 01/15/30, MTN . EUR 700 762,784
Face
Amount^
Value
(000)
GERMANY — (Continued)
Bayer AG
4.625%, 05/26/33, MTN . EUR 120 $ 143,549
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 855 777,790
Ω 5.500%, 07/30/35 ...... 205 199,816
Ω 4.625%, 06/25/38 ...... 3,269 2,887,818
Ω 4.400%, 07/15/44 ...... 602 465,816
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 920 968,055
Bayerische Landesbank
4.375%, 09/21/28, MTN . EUR 100 117,467
BMW Finance NV
3.250%, 07/22/30, MTN . EUR 90 103,468
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 235 265,546
3.500%, 01/22/33, MTN . EUR 1,815 2,043,189
3.375%, 08/27/34, MTN . EUR 650 714,874
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.431%, 08/13/26(*) .... 350 350,042
Ω SOFRINDX+0.92%, FRN,
4.551%, 08/13/27(*) .... 100 100,508
Ω # 4.850%, 08/13/31 ...... 100 98,352
3.375%, 02/02/34, MTN . EUR 176 193,700
Ω 5.400%, 03/21/35 ...... 175 172,237
Bundesrepublik Deutschland
Bundesanleihe
2.100%, 11/15/29 ...... EUR 127 142,787
Deutsche Bahn AG
3.500%, 09/20/27, MTN . EUR 1,625 1,882,385
1.875%, 05/24/30, MTN . EUR 100 109,924
0.625%, 04/15/36, MTN . EUR 100 86,471
3.375%, 01/29/38, MTN . EUR 4,231 4,655,761
0.875%, 06/23/39, MTN . EUR 143 113,094
Deutsche Boerse AG
3.750%, 09/28/29 ...... EUR 200 233,514
1.500%, 04/04/32 ...... EUR 4,500 4,646,371
3.875%, 09/28/33 ...... EUR 6,500 7,570,530
Deutsche Post AG
3.500%, 03/25/36, MTN . EUR 1,108 1,234,805
Deutsche Telekom International
Finance BV
8.875%, 11/27/28, MTN . GBP 40 58,507
Ω 4.875%, 03/06/42 ...... 500 440,358
E.ON International Finance BV
5.875%, 10/30/37, MTN . GBP 100 130,724
Ω 6.650%, 04/30/38 ...... 500 539,414
E.ON SE
4.000%, 08/29/33, MTN . EUR 65 75,950
FMS Wertmanagement
0.375%, 04/29/30, MTN . EUR 100 103,618
Fresenius Medical Care US
Finance III, Inc.
Ω 1.875%, 12/01/26 ...... 372 367,971

61
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω 2.375%, 02/16/31 ...... 2,375 $ 2,087,823
Ω # 3.000%, 12/01/31 ...... 2,035 1,809,721
Hamburg Commercial Bank AG
3.500%, 01/31/30, MTN . EUR 133 152,204
Heidelberg Materials AG
3.950%, 07/19/34, MTN . EUR 250 287,092
Kreditanstalt Fuer Wiederaufbau
2.875%, 06/07/33, MTN . EUR 600 676,250
Mercedes-Benz Finance North
America LLC
8.500%, 01/18/31 ...... 100 113,436
Ω 5.050%, 08/03/33 ...... 300 293,160
Mercedes-Benz International
Finance BV
3.700%, 05/30/31, MTN . EUR 90 104,369
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 500 505,979
Siemens
Financieringsmaatschappij NV
1.000%, 02/25/30 ...... EUR 300 320,777
1.375%, 09/06/30, MTN . EUR 258 278,746
3.125%, 05/27/33, MTN . EUR 8,700 9,775,014
0.500%, 09/05/34, MTN . EUR 262 241,002
3.625%, 05/27/36, MTN . EUR 1,400 1,586,784
3.375%, 02/22/37 ...... EUR 16,700 18,325,651
Ω 2.875%, 03/11/41 ...... 1,120 817,724
Siemens Funding BV
Ω 5.200%, 05/28/35 ...... 4,000 3,990,936
Sixt SE
3.250%, 01/22/30, MTN . EUR 100 113,405
State of Lower Saxony
0.125%, 01/10/30 ...... EUR 382 397,183
Sudzucker International Finance
BV
4.125%, 01/29/32 ...... EUR 4,500 5,166,209
T-Mobile USA, Inc.
6.700%, 12/15/33 ...... 1,695 1,818,216
4.375%, 04/15/40 ...... 625 527,900
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 117,751
Volkswagen Financial Services
AG
3.625%, 05/19/29 ...... EUR 400 459,109
0.375%, 02/12/30, MTN . EUR 190 195,250
3.875%, 09/10/30 ...... EUR 533 614,009
3.875%, 11/19/31 ...... EUR 500 571,282
Volkswagen Group of America
Finance LLC
Ω 5.800%, 03/27/35 ...... 550 543,714
Volkswagen International
Finance NV
4.250%, 03/29/29, MTN . EUR 100 116,951
4.125%, 09/02/35, MTN . EUR 400 445,263
Volkswagen Leasing GmbH
4.750%, 09/25/31, MTN . EUR 385 458,653
Face
Amount^
Value
(000)
GERMANY — (Continued)
Vonovia Se
5.500%, 01/18/36, MTN . GBP 2,000 $ 2,557,027
6.375%, 05/18/38, MTN . GBP 100 133,014
ZF North America Capital, Inc.
Ω 6.875%, 04/14/28 ...... 668 680,027
Ω # 7.125%, 04/14/30 ...... 1,755 1,766,351
TOTAL GERMANY ....... 90,805,177
INDONESIA — (0.1%)
Indonesia Government
International Bond
6.625%, 02/17/37 ...... 5,000 5,269,535
TOTAL INDONESIA ....... 5,269,535
IRELAND — (0.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.300%, 01/30/32 ...... 395 357,357
3.400%, 10/29/33 ...... 470 410,549
3.850%, 10/29/41 ...... 1,450 1,129,156
ESB Finance DAC
4.250%, 03/03/36, MTN . EUR 400 469,871
Ireland Government Bond
0.200%, 10/18/30 ...... EUR 160 164,435
TOTAL IRELAND ......... 2,531,368
ITALY — (1.0%)
Enel SpA
5.750%, 06/22/37, MTN . GBP 170 219,564
Eni SpA
4.250%, 05/19/33, MTN . EUR 3,900 4,585,839
3.875%, 01/15/34, MTN . EUR 1,500 1,717,815
Ω 5.700%, 10/01/40 ...... 100 96,403
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27 ...... 222 220,750
Ω 4.000%, 09/23/29 ...... 250 243,196
5.125%, 08/29/31, MTN . EUR 150 184,401
5.625%, 03/08/33, MTN . EUR 150 189,744
6.625%, 05/31/33, MTN . GBP 975 1,386,924
Ω 6.625%, 06/20/33 ...... 1,989 2,125,164
Ω 7.200%, 11/28/33 ...... 1,655 1,826,838
2.625%, 03/11/36, MTN . GBP 1,500 1,541,667
Italy Buoni Poliennali Del
Tesoro
0.950%, 06/01/32 ...... EUR 25 24,994
4.350%, 11/01/33 ...... EUR 1,219 1,463,139
Ω 4.000%, 04/30/35 ...... EUR 500 583,462
3.600%, 10/01/35 ...... EUR 693 779,801
Ω 0.950%, 03/01/37 ...... EUR 450 382,493
Ω 2.950%, 09/01/38 ...... EUR 6,438 6,595,337
Telecom Italia Capital SA
6.375%, 11/15/33 ...... 1,720 1,769,694
6.000%, 09/30/34 ...... 1,005 1,015,229
7.200%, 07/18/36 ...... 3,256 3,511,531
7.721%, 06/04/38 ...... 3,437 3,844,745

62
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
ITALY — (Continued)
UniCredit SpA
4.000%, 03/05/34, MTN . EUR 2,600 $ 3,009,756
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 950 1,090,304
TOTAL ITALY ........... 38,408,790
JAPAN — (6.8%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 1,075 712,620
Aircastle, Ltd.
Ω 2.850%, 01/26/28 ...... 2,550 2,474,049
American Honda Finance Corp.
SOFRINDX+0.72%, FRN,
4.382%, 10/05/26(*), MTN 624 624,376
SOFR+0.77%, FRN,
4.425%, 03/12/27(*) .... 200 200,452
SOFR+0.71%, FRN,
4.373%, 07/09/27(*), MTN 610 610,916
SOFR+0.72%, FRN,
4.393%, 10/22/27(*), MTN 100 100,063
SOFR+0.82%, FRN,
4.471%, 03/03/28(*) .... 1,644 1,645,248
3.300%, 03/21/29, MTN . EUR 200 228,871
3.650%, 04/23/31, MTN . EUR 2,601 2,959,880
3.500%, 06/27/31 ...... EUR 206 232,992
3.950%, 03/19/32, MTN . EUR 4,180 4,794,624
4.900%, 01/10/34, MTN . 300 289,778
5.200%, 03/05/35 ...... 150 146,319
Development Bank of Japan,
Inc.
4.750%, 11/26/27, MTN . EUR 50 58,798
Japan Government Five Year
Bond
0.400%, 12/20/28 ...... JPY 2,023,000 12,355,133
Japan Government Ten Year
Bond
0.100%, 06/20/27 ...... JPY 708,550 4,406,560
0.100%, 06/20/31 ...... JPY 299,000 1,710,943
Japan Government Thirty Year
Bond
2.300%, 03/20/35 ...... JPY 727,500 4,458,436
2.500%, 03/20/36 ...... JPY 3,086,600 18,969,142
2.500%, 06/20/36 ...... JPY 4,781,300 29,288,371
Japan Government Twenty Year
Bond
1.500%, 03/20/34 ...... JPY 804,350 4,714,004
1.000%, 12/20/35 ...... JPY 4,805,400 25,908,870
0.400%, 03/20/36 ...... JPY 8,945,000 45,061,789
0.600%, 12/20/37 ...... JPY 4,435,100 21,476,218
0.500%, 06/20/38 ...... JPY 2,287,450 10,731,800
1.100%, 06/20/43 ...... JPY 2,633,050 11,467,514
JT International Financial
Services BV
3.625%, 04/11/34, MTN . EUR 5,525 6,168,072
4.125%, 06/17/35, MTN . EUR 431 493,193
Face
Amount^
Value
(000)
JAPAN — (Continued)
Mizuho Financial Group, Inc.
2.096%, 04/08/32, MTN . EUR 250 $ 263,167
4.029%, 09/05/32, MTN . EUR 300 348,945
4.416%, 05/20/33, MTN . EUR 4,700 5,560,479
3.980%, 05/21/34, MTN . EUR 800 919,113
3.767%, 08/27/34, MTN . EUR 400 453,995
Nissan Motor Acceptance Co.
LLC
Ω 1.850%, 09/16/26 ...... 165 164,335
Ω 5.300%, 09/13/27 ...... 315 313,002
2.750%, 03/09/28 ...... 45 42,821
Ω 2.750%, 03/09/28 ...... 689 655,643
Ω 2.450%, 09/15/28 ...... 315 292,473
Ω 7.050%, 09/15/28 ...... 986 1,006,118
Nissan Motor Co., Ltd.
Ω 4.345%, 09/17/27 ...... 550 540,819
Ω 4.810%, 09/17/30 ...... 7,055 6,539,609
Ω # 8.125%, 07/17/35 ...... 4,369 4,609,990
NTT Finance Corp.
Ω 3.678%, 07/16/33 ...... EUR 1,054 1,188,668
3.678%, 07/16/33 ...... EUR 1,948 2,196,893
3.619%, 03/04/35, MTN . EUR 920 1,018,600
ORIX Corp.
3.780%, 05/29/29, MTN . EUR 250 290,028
3.447%, 10/22/31, MTN . EUR 7,985 9,039,971
Protective Life Corp.
8.450%, 10/15/39 ...... 249 296,436
SoftBank Group Corp.
3.375%, 07/06/29 ...... EUR 200 219,171
6.750%, 07/08/29 ...... 200 197,550
4.000%, 09/19/29 ...... EUR 100 110,602
5.250%, 07/06/31 ...... 750 693,151
7.000%, 07/08/31 ...... 2,311 2,259,740
3.875%, 07/06/32 ...... EUR 100 101,319
5.750%, 07/08/32 ...... EUR 1,155 1,270,843
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.17%, FRN,
4.832%, 07/09/29(*) .... 1,258 1,269,695
0.632%, 10/23/29, MTN . EUR 506 533,132
SOFR+1.05%, FRN,
4.713%, 04/15/30(*) .... 250 251,325
3.318%, 10/07/31, MTN . EUR 258 293,184
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+0.98%, FRN,
4.631%, 09/10/27(*) .... 450 453,042
Toyota Motor Credit Corp.
SOFR+0.77%, FRN,
4.398%, 08/07/26(*) .... 200 200,013
SOFR+0.65%, FRN,
4.306%, 03/19/27(*) .... 100 100,236
3.850%, 07/24/30, MTN . EUR 100 116,455
TOTAL JAPAN ........... 256,099,594

63
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
LUXEMBOURG — (0.5%)
Aareal Bank AG
0.250%, 11/23/27 ...... EUR 200 $ 220,982
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 3,520 3,997,281
# 6.800%, 11/29/32 ...... 2,507 2,717,969
# 6.000%, 06/17/34 ...... 101 103,918
Eurofins Scientific SE
3.875%, 02/05/33 ...... EUR 712 807,721
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 5,700 6,904,412
4.375%, 04/25/34 ...... EUR 1,700 1,978,615
SELP Finance Sarl
3.750%, 01/16/32, MTN . EUR 1,573 1,787,102
TOTAL LUXEMBOURG .... 18,518,000
MEXICO — (0.1%)
El Puerto de Liverpool SAB de
CV
Ω 6.658%, 01/22/37 ...... 2,000 2,042,500
Mexico Government
International Bond
1.450%, 10/25/33 ...... EUR 2,000 1,842,473
6.625%, 01/29/38 ...... 1,000 993,500
5.125%, 03/19/38 ...... EUR 362 403,210
TOTAL MEXICO ......... 5,281,683
NETHERLANDS — (1.2%)
ABN AMRO Bank NV
2.750%, 06/04/29, MTN . EUR 1,300 1,477,526
3.125%, 01/21/30, MTN . EUR 100 114,442
3.000%, 02/25/31, MTN . EUR 4,300 4,860,865
3.000%, 10/01/31 ...... EUR 4,600 5,186,658
3.000%, 09/22/32, MTN . EUR 2,200 2,450,738
BNG Bank NV
2.450%, 07/21/32, MTN . AUD 1,600 960,996
0.010%, 10/05/32, MTN . EUR 1,300 1,227,160
0.125%, 04/19/33, MTN . EUR 1,800 1,680,511
3.000%, 06/03/33, MTN . EUR 600 677,272
3.250%, 04/10/36, MTN . EUR 100 112,771
Cooperatieve Rabobank UA
SOFRINDX+0.90%, FRN,
4.562%, 10/05/26(*) .... 6,655 6,663,090
SOFRINDX+0.89%, FRN,
4.560%, 10/17/29(*) .... 3,145 3,172,304
3.822%, 07/26/34, MTN . EUR 1,000 1,154,686
5.250%, 05/23/41, MTN . GBP 351 436,943
5.250%, 05/24/41 ...... 7,250 6,955,109
Cooperatieve Rabobank UA/NY
4.883%, 01/21/28 ...... 750 754,571
SOFR+0.70%, FRN,
4.365%, 01/14/31(*) .... 1,500 1,505,175
Enexis Holding NV
0.625%, 06/17/32, MTN . EUR 860 836,044
3.250%, 04/09/33, MTN . EUR 268 300,395
Heineken NV
4.125%, 03/23/35, MTN . EUR 100 116,687
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
Koninklijke KPN NV
3.875%, 02/16/36, MTN . EUR 3,400 $ 3,820,745
Koninklijke Philips NV
6.875%, 03/11/38 ...... 213 233,658
5.000%, 03/15/42 ...... 100 88,293
Nederlandse Waterschapsbank
NV
2.750%, 09/24/32, MTN . EUR 500 558,609
Netherlands Government Bond
Ω Δ 0.000%, 07/15/30 ..... EUR 160 164,340
TOTAL NETHERLANDS ... 45,509,588
NEW ZEALAND — (2.7%)
New Zealand Government Bond
1.500%, 05/15/31 ...... NZD 11,570 6,019,740
2.000%, 05/15/32 ...... NZD 59,015 30,619,868
3.500%, 04/14/33 ...... NZD 42,002 23,406,188
4.250%, 05/15/34 ...... NZD 42,924 24,813,684
2.750%, 04/15/37 ...... NZD 19,282 9,423,953
New Zealand Local Government
Funding Agency Bond
4.125%, 03/20/28, MTN . 200 199,362
3.500%, 04/14/33 ...... NZD 10,000 5,486,908
4.750%, 05/15/34 ...... NZD 2,000 1,179,341
TOTAL NEW ZEALAND .... 101,149,044
NORWAY — (0.6%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 8,900 10,224,326
Ω 6.000%, 06/13/33 ...... 1,000 1,026,817
Ω 5.125%, 10/01/34 ...... 735 707,822
Equinor ASA
3.125%, 04/06/30 ...... 250 236,490
2.375%, 05/22/30 ...... 250 229,280
1.375%, 05/22/32, MTN . EUR 5,118 5,219,491
1.625%, 02/17/35, MTN . EUR 762 739,417
# 4.750%, 11/14/35 ...... 500 478,161
3.625%, 04/06/40 ...... 900 729,570
5.100%, 08/17/40 ...... 3,816 3,635,506
4.250%, 11/23/41 ...... 105 89,456
3.950%, 05/15/43 ...... 310 247,140
Kommunalbanken AS
4.500%, 10/22/30, MTN . GBP 100 133,508
SpareBank 1 SMN
3.500%, 05/23/29, MTN . EUR 349 403,299
TOTAL NORWAY ........ 24,100,283
SINGAPORE — (0.3%)
DBS Group Holdings, Ltd.
Ω SOFR+0.60%, FRN,
4.257%, 03/21/28(*) .... 300 300,956
SOFR+0.60%, FRN,
4.257%, 03/21/28(*) .... 4,600 4,614,651
Ω SOFR+0.65%, FRN,
4.307%, 03/21/30(*) .... 1,750 1,760,675

64
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
SINGAPORE — (Continued)
P3 Group Sarl
3.375%, 03/22/31, MTN . EUR 827 $ 922,574
Temasek Financial I, Ltd.
1.500%, 03/01/28, MTN . EUR 200 224,571
0.500%, 11/20/31, MTN . EUR 150 148,075
United Overseas Bank, Ltd.
Ω SOFRINDX+0.58%, FRN,
4.240%, 04/02/28(*) .... 2,250 2,256,021
TOTAL SINGAPORE ...... 10,227,523
SPAIN — (0.9%)
Abertis France SAS
4.250%, 03/18/30, MTN . EUR 100 117,238
Acciona Energia Financiacion
Filiales SA
3.750%, 04/25/30, MTN . EUR 100 114,638
5.125%, 04/23/31, MTN . EUR 5,700 6,798,379
Autonomous Community of
Madrid Spain
3.596%, 04/30/33 ...... EUR 90 104,794
Banco Santander SA
4.250%, 06/12/30, MTN . EUR 200 236,551
# 6.938%, 11/07/33 ...... 200 219,744
CaixaBank SA
4.250%, 09/06/30, MTN . EUR 200 237,267
4.375%, 11/29/33, MTN . EUR 8,000 9,608,348
Naturgy Finance Iberia SA
3.625%, 10/02/34, MTN . EUR 200 223,900
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 650 743,734
Spain Government Bond
Ω 3.550%, 10/31/33 ...... EUR 247 287,710
Ω 0.850%, 07/30/37 ...... EUR 574 491,675
Ω 3.900%, 07/30/39 ...... EUR 3,588 4,151,596
Telefonica Emisiones SA
3.724%, 01/23/34 ...... EUR 3,600 4,017,339
4.055%, 01/24/36, MTN . EUR 1,300 1,450,549
7.045%, 06/20/36 ...... 2,636 2,838,991
Telefonica Europe BV
5.875%, 02/14/33, MTN . EUR 50 63,912
Werfen SA
4.250%, 05/03/30, MTN . EUR 1,000 1,167,459
TOTAL SPAIN ........... 32,873,824
SUPRANATIONAL — (1.7%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.640%, 08/27/26(*), MTN 200 200,118
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
0.100%, 05/20/30, MTN . EUR 100 102,624
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
3.962%, 02/20/28(*), MTN 1,478 $ 1,481,695
SOFRINDX+0.30%, FRN,
3.933%, 02/16/29(*) .... 1,400 1,402,784
European Financial Stability
Facility
0.125%, 03/18/30 ...... EUR 114 118,116
2.625%, 05/07/30, MTN . EUR 700 792,402
2.875%, 02/16/33, MTN . EUR 400 449,158
1.250%, 05/24/33, MTN . EUR 2,731 2,756,189
3.375%, 08/30/38, MTN . EUR 4,500 5,057,984
European Investment Bank
SONCINDX+1.00%, FRN,
4.749%, 01/18/27(*), MTN GBP 2,000 2,701,916
1.375%, 05/12/28, MTN . SEK 500 51,208
SOFRINDX+0.32%, FRN,
3.949%, 08/14/29(*) .... 258 258,725
4.000%, 04/15/30, MTN . EUR 500 595,102
0.010%, 11/15/35 ...... EUR 3,600 3,045,577
3.000%, 01/14/36 ...... EUR 750 836,365
European Stability Mechanism
2.375%, 09/30/27, MTN . EUR 103 117,918
European Union
2.750%, 12/13/32, MTN . EUR 3,400 3,801,673
3.250%, 07/04/34 ...... EUR 1,140 1,300,760
Δ 0.000%, 07/04/35, MTN EUR 700 595,791
0.200%, 06/04/36, MTN . EUR 400 335,074
3.375%, 10/04/38, MTN . EUR 3,000 3,325,866
3.375%, 10/04/39, MTN . EUR 3,605 3,953,388
0.450%, 07/04/41, MTN . EUR 1,000 704,003
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
3.942%, 04/12/27(*) .... 400 400,449
SOFRINDX+0.35%, FRN,
4.011%, 10/04/27(*) .... 1,120 1,122,643
SOFRINDX+0.27%, FRN,
3.927%, 03/20/28(*), MTN 755 756,276
SOFRINDX+0.35%, FRN,
4.011%, 10/05/28(*) .... 405 406,394
SOFRINDX+0.30%, FRN,
3.931%, 02/15/29(*) .... 1,600 1,602,144
SOFRINDX+0.37%, FRN,
4.046%, 08/01/29(*), MTN 800 802,856
SOFRINDX+0.39%, FRN,
4.042%, 03/13/30(*) .... 11,700 11,747,689
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
3.967%, 09/23/26(*) .... 510 510,144
SOFRINDX+0.37%, FRN,
4.032%, 01/12/27(*) .... 750 750,781

65
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.28%, FRN,
3.917%, 02/23/27(*) .... 550 $ 550,380
SOFRINDX+0.27%, FRN,
3.924%, 06/15/27(*) .... 1,021 1,022,296
SOFRINDX+0.43%, FRN,
4.062%, 08/19/27(*) .... 1,050 1,053,150
SOFRINDX+0.30%, FRN,
3.931%, 05/15/28(*) .... 1,150 1,152,057
SOFRINDX+0.29%, FRN,
3.926%, 11/22/28(*) .... 1,100 1,101,958
SOFRINDX+0.30%, FRN,
3.971%, 01/24/29(*) .... 750 751,369
3.000%, 07/23/35 ...... EUR 750 838,193
International Finance Corp.
SOFRINDX+0.31%, FRN,
3.950%, 08/28/28(*) .... 4,800 4,810,126
TOTAL SUPRANATIONAL . 63,363,341
SWEDEN — (0.7%)
Investor AB
2.750%, 06/10/32 ...... EUR 200 220,358
0.375%, 10/29/35, MTN . EUR 600 506,019
Lansforsakringar Bank AB
3.250%, 01/22/30, MTN . EUR 750 857,147
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.852%, 05/03/27(*), MTN EUR 2,050 2,361,916
3.875%, 05/09/28, MTN . EUR 1,050 1,223,317
3.375%, 05/07/31, MTN . EUR 9,218 10,552,502
3.375%, 02/10/33, MTN . EUR 350 392,392
Svensk Exportkredit AB
3.375%, 08/30/30, MTN . EUR 150 173,762
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.309%, 05/28/27(*) .... 435 436,451
3.750%, 11/01/27, MTN . EUR 1,400 1,625,150
3.375%, 02/17/28 ...... EUR 750 867,443
Ω SOFR+0.74%, FRN,
4.382%, 05/23/28(*) .... 3,235 3,250,346
0.050%, 09/06/28, MTN . EUR 435 469,915
2.625%, 09/05/29 ...... EUR 500 565,057
Swedbank AB
4.125%, 11/13/28, MTN . EUR 2,417 2,837,384
TOTAL SWEDEN ......... 26,339,159
SWITZERLAND — (0.8%)
Firmenich Productions
Participations SAS
1.750%, 04/30/30 ...... EUR 700 757,403
Nestle Finance International,
Ltd.
2.875%, 01/14/32, MTN . EUR 5,351 6,013,426
3.000%, 09/23/33, MTN . EUR 50 55,865
0.625%, 02/14/34, MTN . EUR 212 198,269
3.375%, 11/15/34, MTN . EUR 290 330,126
Face
Amount^
Value
(000)
SWITZERLAND — (Continued)
1.500%, 03/29/35, MTN . EUR 6,271 $ 6,061,149
3.750%, 11/14/35 ...... EUR 7,600 8,766,242
3.250%, 01/23/37, MTN . EUR 1,825 1,993,094
1.750%, 11/02/37, MTN . EUR 254 234,902
5.125%, 12/07/38, MTN . GBP 2,619 3,312,931
Sika Capital BV
3.750%, 05/03/30 ...... EUR 346 401,499
Tyco Electronics Group SA
3.250%, 01/31/33 ...... EUR 150 167,000
UBS AG
5.650%, 09/11/28 ...... 1,655 1,690,505
TOTAL SWITZERLAND .... 29,982,411
UNITED ARAB EMIRATES
— (0.0%)
CI Financial Corp.
3.200%, 12/17/30 ...... 1,766 1,597,350
TOTAL UNITED ARAB
EMIRATES ............. 1,597,350
UNITED KINGDOM — (3.5%)
3i Group PLC
4.875%, 06/14/29 ...... EUR 350 415,252
AstraZeneca Finance LLC
4.900%, 02/26/31 ...... 1,100 1,103,978
Barclays PLC
3.250%, 01/17/33, MTN . GBP 1,500 1,749,802
BAT Capital Corp.
5.834%, 02/20/31 ...... 100 103,144
6.000%, 02/20/34 ...... 220 228,428
4.390%, 08/15/37 ...... 2,441 2,181,743
3.734%, 09/25/40 ...... 419 331,787
7.079%, 08/02/43 ...... 2,572 2,771,717
BAT International Finance PLC
4.125%, 04/12/32, MTN . EUR 350 406,449
6.000%, 11/24/34, MTN . GBP 115 155,483
British Telecommunications,
Ltd.
5.750%, 12/07/28 ...... GBP 335 458,324
Cadent Finance PLC
5.625%, 01/11/36 ...... GBP 669 865,675
5.625%, 10/19/36, MTN . GBP 100 128,440
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 444 458,602
Diageo Finance PLC
3.375%, 08/30/35, MTN . EUR 330 363,589
GlaxoSmithKline Capital PLC
5.250%, 12/19/33, MTN . GBP 1,060 1,427,146
1.625%, 05/12/35, MTN . GBP 8,700 8,527,229
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 300 322,128
Harbour Energy PLC
Ω 6.327%, 04/01/35 ...... 4,545 4,578,666

66
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
HSBC USA, Inc.
SOFR+0.96%, FRN,
4.611%, 03/04/27(*) .... 810 $ 812,898
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 2,546 2,836,110
Lloyds Bank PLC
6.500%, 09/17/40, MTN . GBP 2,000 2,777,023
LSEG Finance PLC
Ω 3.200%, 04/06/41 ...... 975 721,387
Lseg Netherlands BV
3.000%, 11/06/31 ...... EUR 100 111,166
Macquarie Airfinance Holdings,
Ltd.
Ω 5.200%, 03/27/28 ...... 875 876,187
Ω 6.400%, 03/26/29 ...... 875 898,169
Ω 6.500%, 03/26/31 ...... 2,721 2,824,452
Motability Operations Group
PLC
3.625%, 07/24/29, MTN . EUR 300 346,610
3.875%, 01/24/34, MTN . EUR 4,148 4,687,339
4.250%, 06/17/35, MTN . EUR 4,000 4,596,490
3.625%, 03/10/36, MTN . GBP 8,775 9,777,118
2.375%, 07/03/39, MTN . GBP 400 352,941
1.500%, 01/20/41, MTN . GBP 100 72,651
4.875%, 01/17/43, MTN . GBP 100 110,469
National Grid North America,
Inc.
4.668%, 09/12/33, MTN . EUR 2,100 2,514,064
National Grid PLC
3.245%, 03/30/34, MTN . EUR 150 163,338
4.275%, 01/16/35, MTN . EUR 300 348,891
Nationwide Building Society
3.250%, 01/20/28, MTN . GBP 394 518,526
5.350%, 03/15/28, MTN . AUD 300 210,914
NatWest Markets PLC
5.899%, 08/23/28, MTN . AUD 300 213,099
Ω SOFR+0.80%, FRN,
4.477%, 11/06/28(*) .... 2,500 2,504,403
3.125%, 01/10/30, MTN . EUR 889 1,011,493
Ω SOFR+1.19%, FRN,
4.846%, 03/21/30(*) .... 665 671,525
Reckitt Benckiser Treasury
Services PLC
4.000%, 05/28/35, MTN . EUR 4,400 5,041,572
Reynolds American, Inc.
5.700%, 08/15/35 ...... 275 278,356
7.250%, 06/15/37 ...... 1,202 1,347,577
8.125%, 05/01/40 ...... 494 575,111
7.000%, 08/04/41 ...... 648 695,371
6.150%, 09/15/43 ...... 651 641,162
Segro PLC
3.500%, 09/24/32, MTN . EUR 3,439 3,873,259
Severn Trent Utilities Finance
PLC
5.250%, 04/04/36, MTN . GBP 3,498 4,412,263
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
Southern Gas Networks PLC
4.875%, 03/21/29, MTN . GBP 50 $ 67,227
3.500%, 10/16/30, MTN . EUR 145 165,970
6.375%, 05/15/40, MTN . GBP 100 131,310
SSE PLC
8.375%, 11/20/28, MTN . GBP 60 86,397
6.250%, 08/27/38, MTN . GBP 2,062 2,771,168
United Kingdom Gilt
4.500%, 03/07/35 ...... GBP 2,567 3,340,389
0.625%, 07/31/35 ...... GBP 9,000 8,307,389
4.250%, 03/07/36 ...... GBP 12,000 15,157,711
4.250%, 09/07/39 ...... GBP 4,600 5,556,722
4.375%, 01/31/40 ...... GBP 8,600 10,456,046
WPP Finance 2013
3.625%, 06/09/31, MTN . EUR 1,340 1,498,279
4.000%, 09/12/33, MTN . EUR 2,164 2,429,671
TOTAL UNITED KINGDOM . 133,367,795
UNITED STATES — (39.7%)
Abbott Laboratories
4.750%, 11/30/36 ...... 1,600 1,528,330
6.150%, 11/30/37 ...... 164 174,313
5.300%, 05/27/40 ...... 2,000 1,956,367
Accenture Capital, Inc.
4.250%, 10/04/31 ...... 907 873,418
4.500%, 10/04/34 ...... 3,718 3,492,555
Advance Auto Parts, Inc.
1.750%, 10/01/27 ...... 2,113 2,028,788
3.900%, 04/15/30 ...... 7,250 6,781,094
# 3.500%, 03/15/32 ...... 6,159 5,391,247
AES Corp. (The)
5.800%, 03/15/32 ...... 4,894 4,919,777
Aetna, Inc.
6.625%, 06/15/36 ...... 100 106,803
6.750%, 12/15/37 ...... 100 106,691
4.500%, 05/15/42 ...... 245 203,920
4.750%, 03/15/44 ...... 200 165,845
AGCO Corp.
5.800%, 03/21/34 ...... 850 853,795
Alabama Power Co.
4.100%, 01/15/42 ...... 150 120,056
Albemarle Corp.
5.050%, 06/01/32 ...... 215 212,548
Ally Financial, Inc.
4.750%, 06/09/27 ...... 407 407,619
8.000%, 11/01/31 ...... 4,682 5,180,220
8.000%, 11/01/31 ...... 5,280 5,826,741
Alphabet, Inc.
4.400%, 02/15/33 ...... 10,755 10,316,740
3.000%, 05/06/33 ...... EUR 15,101 16,697,181
2.822%, 05/16/33 ...... JPY 1,320,000 8,193,566
3.125%, 11/06/34 ...... EUR 3,668 4,013,171
4.700%, 11/15/35 ...... 2,000 1,904,263
4.800%, 02/15/36 ...... 3,078 2,953,283
3.375%, 05/06/37 ...... EUR 15,379 16,636,183

67
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.100%, 05/11/39 ...... EUR 150 $ 169,400
1.900%, 08/15/40 ...... 618 396,284
5.500%, 11/13/41 ...... GBP 150 186,000
5.350%, 11/15/45 ...... 4,500 4,111,816
Altria Group, Inc.
5.800%, 02/14/39 ...... 170 167,814
3.400%, 02/04/41 ...... 2,426 1,798,484
4.250%, 08/09/42 ...... 3,740 2,966,768
4.500%, 05/02/43 ...... 771 625,842
Amazon.com, Inc.
3.350%, 03/16/32 ...... EUR 2,775 3,147,447
4.550%, 03/13/33 ...... 11,804 11,404,158
4.350%, 03/20/33 ...... 9,450 9,023,715
4.800%, 12/05/34 ...... 2,900 2,824,599
3.700%, 03/16/35 ...... EUR 666 749,905
4.875%, 03/13/36 ...... 10,149 9,713,155
3.875%, 08/22/37 ...... 18,054 15,661,311
2.875%, 05/12/41 ...... 9,128 6,439,172
5.650%, 03/13/46 ...... 5,000 4,676,644
American Assets Trust, LP
3.375%, 02/01/31 ...... 3,343 3,031,216
6.150%, 10/01/34 ...... 6,228 6,185,702
American Express Co.
# SOFRINDX+0.65%, FRN,
4.327%, 11/04/26(*) .... 250 250,150
8.150%, 03/19/38 ...... 550 672,960
American Medical Systems
Europe BV
3.500%, 03/08/32 ...... EUR 100 113,957
American Tower Corp.
4.100%, 05/16/34 ...... EUR 2,150 2,473,721
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 1,985 1,971,019
5.409%, 09/12/34 ...... 3,358 3,214,993
Aon Corp.
6.250%, 09/30/40 ...... 265 279,023
Aon Global, Ltd.
4.250%, 12/12/42 ...... 50 40,533
APA Corp.
7.750%, 12/15/29 ...... 149 160,919
4.250%, 01/15/30 ...... 550 536,472
6.100%, 02/15/35 ...... 1,800 1,827,386
6.000%, 01/15/37 ...... 2,569 2,563,067
5.100%, 09/01/40 ...... 1,920 1,728,549
5.250%, 02/01/42 ...... 76 64,772
4.750%, 04/15/43 ...... 104 82,109
Apple, Inc.
1.375%, 05/24/29 ...... EUR 100 110,275
0.500%, 11/15/31 ...... EUR 100 100,009
2.375%, 02/08/41 ...... 350 239,806
3.850%, 05/04/43 ...... 100 79,449
Arrow Electronics, Inc.
5.875%, 04/10/34 ...... 890 899,599
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Ashland, Inc.
Ω # 3.375%, 09/01/31 ...... 1,665 $ 1,515,001
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32 ...... 870 875,387
Ω 5.550%, 05/30/33 ...... 700 697,146
Ω 5.800%, 04/15/34 ...... 2,058 2,067,491
AT&T, Inc.
4.500%, 05/15/35 ...... 519 476,357
2.600%, 05/19/38 ...... EUR 540 512,752
7.000%, 04/30/40, MTN . GBP 200 275,091
3.500%, 06/01/41 ...... 335 246,599
4.300%, 12/15/42 ...... 100 78,089
4.250%, 06/01/43 ...... GBP 100 99,138
4.875%, 06/01/44 ...... GBP 100 106,213
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 4,100 4,272,984
# 5.875%, 01/15/34 ...... 3,300 3,289,842
Atlas Warehouse Lending Co.,
LP
Ω 4.625%, 11/15/28 ...... 1,000 986,027
Ω 4.950%, 11/15/30 ...... 2,650 2,589,245
Ω 5.250%, 01/15/33 ...... 12,825 12,407,488
Atlassian Corp.
5.500%, 05/15/34 ...... 1,395 1,361,598
Automatic Data Processing, Inc.
5.000%, 05/07/36 ...... 400 389,744
AutoNation, Inc.
2.400%, 08/01/31 ...... 150 130,970
3.850%, 03/01/32 ...... 385 356,470
5.890%, 03/15/35 ...... 1,150 1,152,773
Avnet, Inc.
3.000%, 05/15/31 ...... 400 359,627
5.500%, 06/01/32 ...... 3,131 3,125,754
Ball Corp.
3.125%, 09/15/31 ...... 195 175,078
5.500%, 09/15/33 ...... 6,000 5,961,178
Bank of New York Mellon Corp.
(The)
# 1.650%, 01/28/31, MTN . 194 170,155
# 2.500%, 01/26/32 ...... 655 578,076
Bath & Body Works, Inc.
# 6.875%, 11/01/35 ...... 5,848 5,913,053
6.750%, 07/01/36 ...... 8,626 8,530,678
Baxter International, Inc.
2.539%, 02/01/32 ...... 2,200 1,882,095
Belo Corp.
7.250%, 09/15/27 ...... 419 427,066
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 491 512,005
5.950%, 05/15/37 ...... 205 211,569
Berkshire Hathaway Finance
Corp.
1.500%, 03/18/30 ...... EUR 2,174 2,361,587
2.875%, 03/15/32 ...... 100 91,296

68
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.000%, 03/18/34 ...... EUR 9,741 $ 9,927,965
2.375%, 06/19/39 ...... GBP 13,941 12,694,764
5.750%, 01/15/40 ...... 968 1,007,939
4.400%, 05/15/42 ...... 2 1,712
Berkshire Hathaway, Inc.
1.625%, 03/16/35 ...... EUR 1,396 1,348,433
Black Hills Corp.
6.150%, 05/15/34 ...... 893 922,254
Blackrock Finance, Inc.
2.400%, 04/30/30 ...... 150 137,876
1.900%, 01/28/31 ...... 450 398,210
2.100%, 02/25/32 ...... 1,015 878,447
Blackrock, Inc.
4.750%, 05/25/33 ...... 913 897,190
5.000%, 03/14/34 ...... 12,450 12,343,412
4.900%, 01/08/35 ...... 755 740,719
3.750%, 07/18/35 ...... EUR 8,925 10,179,569
Block Financial LLC
# 5.375%, 09/15/32 ...... 20,300 19,904,274
Block, Inc.
3.500%, 06/01/31 ...... 2,400 2,188,158
Blue Owl Finance LLC
# 4.375%, 02/15/32 ...... 1,420 1,292,212
6.250%, 04/18/34 ...... 13,256 12,836,705
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 400 400,737
Boeing Co. (The)
3.250%, 02/01/35 ...... 105 89,453
6.625%, 02/15/38 ...... 775 827,165
3.550%, 03/01/38 ...... 1,140 927,683
3.500%, 03/01/39 ...... 295 235,425
6.875%, 03/15/39 ...... 958 1,048,527
5.875%, 02/15/40 ...... 1,724 1,723,355
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 300 357,317
4.750%, 11/15/34 ...... EUR 128 153,367
3.750%, 03/01/36 ...... EUR 250 275,526
3.750%, 11/21/37 ...... EUR 250 269,612
Boston Properties, LP
3.400%, 06/21/29 ...... 281 269,476
2.900%, 03/15/30 ...... 578 535,495
# 3.250%, 01/30/31 ...... 528 486,618
2.550%, 04/01/32 ...... 1,794 1,548,415
2.450%, 10/01/33 ...... 550 446,967
6.500%, 01/15/34 ...... 1,813 1,891,415
5.750%, 01/15/35 ...... 3,770 3,742,325
BP Capital Markets America,
Inc.
4.812%, 02/13/33 ...... 100 97,934
5.227%, 11/17/34 ...... 300 299,902
3.060%, 06/17/41 ...... 150 109,643
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 900 1,058,504
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
BP Capital Markets PLC
1.104%, 11/15/34 ...... EUR 1,000 $ 922,407
Brandywine Operating
Partnership, LP
8.875%, 04/12/29 ...... 450 471,640
# 6.125%, 01/15/31 ...... 1,800 1,730,056
Bristol-Myers Squibb Co.
4.125%, 06/15/39 ...... 300 260,324
Brixmor Operating Partnership,
LP
# 5.500%, 02/15/34 ...... 1,100 1,100,270
Broadcom, Inc.
Ω 3.187%, 11/15/36 ...... 440 350,012
3.500%, 02/15/41 ...... 800 603,280
Broadridge Financial Solutions,
Inc.
5.750%, 05/15/36 ...... 3,000 2,955,543
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 910 800,246
Brunswick Corp.
2.400%, 08/18/31 ...... 1,222 1,058,569
4.400%, 09/15/32 ...... 2,093 1,970,424
Buckeye Partners, LP
4.125%, 12/01/27 ...... 875 860,230
Ω 4.500%, 03/01/28 ...... 275 271,362
5.850%, 11/15/43 ...... 3,070 2,725,620
5.600%, 10/15/44 ...... 3,004 2,600,899
Burlington Northern Santa Fe
LLC
6.150%, 05/01/37 ...... 7,000 7,445,901
Campbell's Company (The)
# 5.400%, 03/21/34 ...... 300 289,973
Capital One Financial Corp.
6.700%, 11/29/32 ...... 3,161 3,392,823
Caterpillar Financial Services
Corp.
SOFR+0.69%, FRN,
4.360%, 10/16/26(*) .... 200 200,206
SOFR+0.52%, FRN,
4.152%, 05/14/27(*), MTN 255 255,436
CBRE Services, Inc.
5.950%, 08/15/34 ...... 2,175 2,225,386
Centene Corp.
3.000%, 10/15/30 ...... 7,906 7,104,734
2.500%, 03/01/31 ...... 1,800 1,565,073
CenterPoint Energy Resources
Corp.
5.850%, 01/15/41 ...... 250 249,934
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,392 1,217,345
5.375%, 03/15/44 ...... 295 269,916
Charles Schwab Corp. (The)
SOFRINDX+1.05%, FRN,
4.701%, 03/03/27(*) .... 400 401,485

69
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Chevron Corp.
2.236%, 05/11/30 ...... 100 $ 91,500
# 2.978%, 05/11/40 ...... 1,960 1,464,442
Chevron USA, Inc.
SOFRINDX+0.36%, FRN,
4.004%, 02/26/27(*) .... 50 50,020
SOFRINDX+0.47%, FRN,
4.114%, 02/26/28(*) .... 135 135,304
4.500%, 10/15/32 ...... 1,800 1,770,494
4.980%, 04/15/35 ...... 2,979 2,947,131
# 6.000%, 03/01/41 ...... 160 170,020
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 358 343,459
Chubb INA Holdings LLC
1.400%, 06/15/31 ...... EUR 200 208,233
Cigna Group (The)
4.800%, 08/15/38 ...... 683 629,649
3.200%, 03/15/40 ...... 650 491,975
6.125%, 11/15/41 ...... 55 55,867
5.375%, 02/15/42 ...... 115 106,462
Cincinnati Financial Corp.
6.125%, 11/01/34 ...... 436 448,903
Cisco Systems, Inc.
4.950%, 02/24/32 ...... 1,053 1,052,950
5.050%, 02/26/34 ...... 492 487,499
5.100%, 02/24/35 ...... 1,700 1,681,252
5.900%, 02/15/39 ...... 23,944 24,723,427
5.500%, 01/15/40 ...... 4,434 4,391,279
Citibank NA
5.570%, 04/30/34 ...... 28,550 29,012,849
Citigroup, Inc.
6.875%, 03/05/38 ...... 404 443,704
6.800%, 06/25/38, MTN . GBP 1,250 1,793,087
8.125%, 07/15/39 ...... 2,305 2,811,735
7.375%, 09/01/39, MTN . GBP 375 559,851
5.875%, 01/30/42 ...... 200 199,648
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 300 275,862
3.250%, 04/30/30 ...... 941 884,162
CMS Energy Corp.
4.700%, 03/31/43 ...... 100 83,097
CNA Financial Corp.
5.500%, 06/15/33 ...... 102 102,213
5.125%, 02/15/34 ...... 50 48,688
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 200 200,169
6.450%, 06/15/34 ...... 21,481 22,070,127
Colgate-Palmolive Co.
1.375%, 03/06/34, MTN . EUR 2,425 2,374,751
3.250%, 11/10/35 ...... EUR 1,750 1,926,748
Comcast Corp.
6.450%, 03/15/37 ...... 100 103,023
3.900%, 03/01/38 ...... 200 163,364
4.600%, 10/15/38 ...... 146 127,061
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.550%, 07/01/39 ...... 100 $ 101,682
6.400%, 03/01/40 ...... 250 253,015
3.750%, 04/01/40 ...... 2,108 1,617,641
Conagra Brands, Inc.
# 5.750%, 08/01/35 ...... 1,000 992,463
5.300%, 11/01/38 ...... 1,044 963,925
ConocoPhillips Co.
3.758%, 03/15/42 ...... 136 106,456
Consolidated Edison Co. of New
York, Inc.
6.750%, 04/01/38 ...... 155 170,485
5.500%, 12/01/39 ...... 155 151,660
5.700%, 06/15/40 ...... 150 148,689
Continental Resources, Inc.
4.375%, 01/15/28 ...... 2,000 1,984,711
Ω 2.875%, 04/01/32 ...... 5,806 5,072,106
4.900%, 06/01/44 ...... 7,309 5,811,273
COPT Defense Properties, LP
2.000%, 01/15/29 ...... 350 326,758
2.750%, 04/15/31 ...... 1,354 1,215,169
2.900%, 12/01/33 ...... 500 420,426
Corebridge Financial, Inc.
6.050%, 09/15/33 ...... 72 73,979
4.350%, 04/05/42 ...... 441 361,004
Cornell University
4.733%, 06/15/35 ...... 3,000 2,894,070
Costco Wholesale Corp.
1.600%, 04/20/30 ...... 100 89,809
Cox Communications, Inc.
Ω 5.700%, 06/15/33 ...... 875 841,510
Ω 5.450%, 09/01/34 ...... 12,310 11,402,890
Ω 4.800%, 02/01/35 ...... 1,090 948,841
Ω 8.375%, 03/01/39 ...... 911 985,571
Ω 4.700%, 12/15/42 ...... 700 503,720
Ω 4.500%, 06/30/43 ...... 550 392,927
CRH SMW Finance DAC
4.250%, 07/11/35, MTN . EUR 3,000 3,490,197
Crown Americas LLC
5.250%, 04/01/30 ...... 369 368,185
CVS Health Corp.
4.780%, 03/25/38 ...... 2,664 2,432,289
6.125%, 09/15/39 ...... 805 818,196
4.125%, 04/01/40 ...... 833 690,827
5.300%, 12/05/43 ...... 1,415 1,268,069
6.000%, 06/01/44 ...... 1,920 1,853,136
DCP Midstream Operating, LP
Ω 6.450%, 11/03/36 ...... 1,425 1,486,878
Ω 6.750%, 09/15/37 ...... 1,910 2,052,172
5.600%, 04/01/44 ...... 732 675,120
Dell International LLC/EMC
Corp.
3.375%, 12/15/41 ...... 405 296,813
Dell, Inc.
6.500%, 04/15/38 ...... 200 208,801

70
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 2,799 $ 2,588,440
Devon Energy Corp.
7.950%, 04/15/32 ...... 335 379,245
# 5.200%, 09/15/34 ...... 940 924,694
5.600%, 07/15/41 ...... 5,679 5,449,232
4.750%, 05/15/42 ...... 2,964 2,548,660
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 599 541,635
Digital Dutch Finco BV
1.500%, 03/15/30 ...... EUR 475 507,684
3.875%, 07/15/34 ...... EUR 1,540 1,707,513
3.875%, 03/15/35 ...... EUR 1,115 1,227,298
Discovery Global Holdings, Inc.
4.054%, 03/15/29 ...... 250 237,500
4.279%, 03/15/32 ...... 769 683,310
5.050%, 03/15/42 ...... 2,483 1,725,685
Dominion Energy, Inc.
# 4.900%, 08/01/41 ...... 272 241,934
4.050%, 09/15/42 ...... 100 78,093
Dow Chemical Co. (The)
1.125%, 03/15/32 ...... EUR 1,200 1,176,174
# 5.650%, 03/15/36 ...... 2,274 2,235,881
5.250%, 11/15/41 ...... 149 132,102
4.375%, 11/15/42 ...... 519 409,991
DPL LLC
4.350%, 04/15/29 ...... 200 194,793
Duke Energy Carolinas LLC
6.100%, 06/01/37 ...... 285 296,006
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 100 114,960
3.850%, 06/15/34 ...... EUR 1,910 2,156,146
DXC Capital Funding DAC
0.950%, 09/15/31, MTN . EUR 806 766,887
DXC Technology Co.
2.375%, 09/15/28 ...... 100 94,554
Eastman Chemical Co.
4.800%, 09/01/42 ...... 681 585,715
Eaton Capital ULC
3.625%, 05/09/35 ...... EUR 135 151,772
Edison International
4.125%, 03/15/28 ...... 100 98,451
6.950%, 11/15/29 ...... 150 155,962
5.250%, 03/15/32 ...... 1,608 1,573,155
Elevance Health, Inc.
4.101%, 03/01/28 ...... 2,606 2,584,462
4.100%, 05/15/32 ...... 100 94,899
4.750%, 02/15/33 ...... 100 97,089
5.850%, 01/15/36 ...... 250 253,716
6.375%, 06/15/37 ...... 2,286 2,396,100
5.100%, 01/15/44 ...... 105 92,864
Eli Lilly & Co.
SOFR+0.53%, FRN,
4.199%, 10/15/28(*) .... 800 802,249
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 4.700%, 02/09/34 ...... 5,000 $ 4,892,034
5.100%, 02/12/35 ...... 1,700 1,693,696
5.550%, 03/15/37 ...... 525 537,412
Energy Transfer, LP
6.550%, 12/01/33 ...... 456 485,439
6.625%, 10/15/36 ...... 568 602,388
5.800%, 06/15/38 ...... 241 239,927
7.500%, 07/01/38 ...... 920 1,036,160
6.850%, 02/15/40 ...... 625 655,458
6.050%, 06/01/41 ...... 1,095 1,083,448
6.500%, 02/01/42 ...... 1,497 1,533,722
6.100%, 02/15/42 ...... 335 326,511
4.950%, 01/15/43 ...... 457 391,281
5.150%, 02/01/43 ...... 718 626,159
5.950%, 10/01/43 ...... 403 381,911
5.300%, 04/01/44 ...... 287 252,863
5.150%, 03/15/45 ...... 150 129,496
Enterprise Products Operating
LLC
7.550%, 04/15/38 ...... 525 606,975
6.125%, 10/15/39 ...... 260 269,731
6.450%, 09/01/40 ...... 2,100 2,228,031
5.950%, 02/01/41 ...... 205 208,089
5.700%, 02/15/42 ...... 170 166,030
4.850%, 08/15/42 ...... 105 93,595
4.450%, 02/15/43 ...... 250 210,662
EPR Properties
4.950%, 04/15/28 ...... 210 209,382
3.750%, 08/15/29 ...... 1,076 1,032,354
3.600%, 11/15/31 ...... 4,312 3,918,431
Equinix Europe 2 Financing
Corp. LLC
3.250%, 05/19/29 ...... EUR 475 542,209
3.650%, 09/03/33 ...... EUR 1,186 1,322,884
3.625%, 11/22/34 ...... EUR 102 111,708
Equitable Holdings, Inc.
5.594%, 01/11/33 ...... 150 151,860
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 434 485,738
Exxon Mobil Corp.
0.524%, 06/26/28 ...... EUR 300 329,317
0.835%, 06/26/32 ...... EUR 11,910 11,743,415
1.408%, 06/26/39 ...... EUR 6,735 5,557,529
2.995%, 08/16/39 ...... 1,499 1,158,776
4.227%, 03/19/40 ...... 1,625 1,427,136
F&G Annuities & Life, Inc.
6.500%, 06/04/29 ...... 3,729 3,802,886
# 6.250%, 10/04/34 ...... 10,717 10,370,745
FactSet Research Systems, Inc.
# 3.450%, 03/01/32 ...... 5,400 4,858,654
FedEx Corp.
0.950%, 05/04/33 ...... EUR 100 93,001
First American Financial Corp.
4.000%, 05/15/30 ...... 100 95,637

71
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.450%, 09/30/34 ...... 100 $ 96,836
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 150 175,211
Flex, Ltd.
5.250%, 01/15/32 ...... 972 956,847
Flowers Foods, Inc.
2.400%, 03/15/31 ...... 8,950 7,695,750
Flowserve Corp.
3.500%, 10/01/30 ...... 300 281,033
FMC Corp.
# 5.650%, 05/18/33 ...... 3,373 3,013,087
Ford Motor Co.
9.625%, 04/22/30 ...... 468 526,707
7.450%, 07/16/31 ...... 605 649,761
3.250%, 02/12/32 ...... 614 536,891
# 6.100%, 08/19/32 ...... 426 431,453
4.750%, 01/15/43 ...... 10,173 7,814,351
Ford Motor Credit Co. LLC
6.054%, 11/05/31 ...... 300 301,716
# 6.532%, 03/19/32 ...... 300 307,556
7.122%, 11/07/33 ...... 1,108 1,166,960
6.125%, 03/08/34 ...... 1,083 1,079,549
# 6.500%, 02/07/35 ...... 985 996,283
Fortune Brands Innovations,
Inc.
# 5.875%, 06/01/33 ...... 288 296,246
Fox Corp.
5.476%, 01/25/39 ...... 3,580 3,399,199
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 1,330 1,236,553
Gartner, Inc.
# 5.600%, 11/20/35 ...... 1,200 1,128,857
GATX Corp.
6.050%, 03/15/34 ...... 90 92,932
6.900%, 05/01/34 ...... 100 108,086
GE Capital UK Funding
Unlimited Co.
5.875%, 01/18/33, MTN . GBP 1,760 2,424,288
General Motors Co.
5.000%, 04/01/35 ...... 150 142,463
6.600%, 04/01/36 ...... 2,765 2,913,756
5.150%, 04/01/38 ...... 2,608 2,429,778
6.250%, 10/02/43 ...... 1,847 1,798,416
5.200%, 04/01/45 ...... 100 85,418
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
4.684%, 02/26/27(*) .... 150 150,311
SOFRINDX+1.35%, FRN,
4.978%, 05/08/27(*) .... 256 257,212
SOFRINDX+1.05%, FRN,
4.719%, 07/15/27(*) .... 71 71,155
5.625%, 04/04/32 ...... 300 304,517
# 6.400%, 01/09/33 ...... 300 314,619
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.100%, 01/07/34 ...... 1,712 $ 1,760,853
5.950%, 04/04/34 ...... 751 764,873
5.450%, 09/06/34 ...... 550 541,229
# 5.900%, 01/07/35 ...... 300 302,997
Georgia Power Co.
5.400%, 06/01/40 ...... 155 152,113
4.750%, 09/01/40 ...... 394 357,600
4.300%, 03/15/43 ...... 155 127,785
Gilead Sciences, Inc.
2.600%, 10/01/40 ...... 367 258,988
5.650%, 12/01/41 ...... 124 122,687
Global Atlantic Finance Co.
Ω # 3.125%, 06/15/31 ...... 16,300 14,466,711
Global Payments, Inc.
4.550%, 03/15/28 ...... 1,000 993,259
4.875%, 03/17/31 ...... EUR 4,797 5,651,235
5.400%, 03/15/33 ...... 7,274 7,072,846
5.550%, 11/15/35 ...... 4,300 4,095,205
GLP Capital, LP/GLP Financing
II, Inc.
4.000%, 01/15/30 ...... 249 237,657
4.000%, 01/15/31 ...... 100 93,663
3.250%, 01/15/32 ...... 799 706,701
6.750%, 12/01/33 ...... 8,753 9,111,777
5.625%, 03/01/36 ...... 1,634 1,566,742
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 115 125,646
0.750%, 03/23/32, MTN . EUR 200 195,624
6.250%, 02/01/41 ...... 2,050 2,108,053
HA Sustainable Infrastructure
Capital, Inc.
# 6.375%, 07/01/34 ...... 9,259 9,290,517
6.750%, 07/15/35 ...... 128 130,781
6.000%, 03/15/36 ...... 350 338,204
Haleon UK Capital PLC
4.625%, 09/18/33, MTN . GBP 1,060 1,366,522
Halliburton Co.
7.450%, 09/15/39 ...... 290 331,034
4.500%, 11/15/41 ...... 300 256,589
4.750%, 08/01/43 ...... 960 812,825
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 02/14/27 ...... 2,650 2,618,536
4.000%, 03/12/30 ...... EUR 1,125 1,287,918
Hasbro, Inc.
6.050%, 05/14/34 ...... 1,669 1,718,738
6.350%, 03/15/40 ...... 2,989 3,070,983
5.100%, 05/15/44 ...... 305 259,078
HAT Holdings I LLC/HAT
Holdings II LLC
Ω # 3.750%, 09/15/30 ...... 3,329 3,088,698
HCA, Inc.
7.500%, 11/06/33 ...... 771 856,862
5.600%, 04/01/34 ...... 100 100,549

72
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.375%, 03/15/42 ...... 1,028 $ 844,892
Healthcare Realty Holdings, LP
3.100%, 02/15/30 ...... 281 262,753
Helmerich & Payne, Inc.
2.900%, 09/29/31 ...... 803 712,982
5.500%, 12/01/34 ...... 11,145 10,792,631
Hess Corp.
7.125%, 03/15/33 ...... 1,100 1,220,768
6.000%, 01/15/40 ...... 588 603,492
5.600%, 02/15/41 ...... 3,563 3,506,283
HF Sinclair Corp.
6.250%, 01/15/35 ...... 4,776 4,899,732
Highwoods Realty, LP
4.200%, 04/15/29 ...... 413 402,992
3.050%, 02/15/30 ...... 677 629,213
5.350%, 01/15/33 ...... 400 392,106
7.650%, 02/01/34 ...... 4,912 5,396,709
HNI Corp.
Ω 5.125%, 01/18/29 ...... 1,675 1,646,792
Horace Mann Educators Corp.
7.250%, 09/15/28 ...... 240 250,180
Host Hotels & Resorts, LP
2.900%, 12/15/31 ...... 185 163,610
5.700%, 07/01/34 ...... 1,060 1,059,202
5.500%, 04/15/35 ...... 1,326 1,304,301
Howmet Aerospace, Inc.
5.950%, 02/01/37 ...... 2,240 2,323,974
HP, Inc.
# 6.000%, 09/15/41 ...... 365 359,767
Humana, Inc.
4.625%, 12/01/42 ...... 100 81,637
4.950%, 10/01/44 ...... 150 125,154
Huntsman International LLC
4.500%, 05/01/29 ...... 558 537,057
2.950%, 06/15/31 ...... 3,606 3,214,453
# 5.700%, 10/15/34 ...... 8,300 7,780,889
Hyatt Hotels Corp.
5.375%, 12/15/31 ...... 450 452,160
5.750%, 03/30/32 ...... 300 305,308
5.500%, 06/30/34 ...... 450 448,323
Intel Corp.
4.600%, 03/25/40 ...... 1,345 1,163,369
2.800%, 08/12/41 ...... 650 435,785
4.800%, 10/01/41 ...... 1,190 1,021,773
4.250%, 12/15/42 ...... 1,426 1,120,198
5.625%, 02/10/43 ...... 535 493,936
International Business Machines
Corp.
3.150%, 02/10/33 ...... EUR 136 149,833
3.750%, 02/06/35 ...... EUR 650 729,549
4.875%, 02/06/38 ...... GBP 100 117,936
4.150%, 05/15/39 ...... 192 159,674
2.850%, 05/15/40 ...... 195 135,716
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
International Paper Co.
6.000%, 11/15/41 ...... 350 $ 345,629
Interstate Power and Light Co.
6.250%, 07/15/39 ...... 250 258,852
Invitation Homes Operating
Partnership, LP
5.500%, 08/15/33 ...... 275 275,749
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 300 266,454
5.670%, 06/08/32 ...... 3,467 3,453,615
6.150%, 01/15/37 ...... 1,631 1,594,371
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 201 204,522
Jefferies Financial Group, Inc.
4.150%, 01/23/30 ...... 181 173,692
2.750%, 10/15/32 ...... 910 771,962
6.200%, 04/14/34 ...... 13,030 13,147,869
6.250%, 01/15/36 ...... 1,441 1,447,923
6.500%, 01/20/43 ...... 595 583,412
6.625%, 10/23/43 ...... 151 146,676
Jersey Central Power & Light
Co.
Ω 2.750%, 03/01/32 ...... 150 132,099
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.268%, 04/19/27(*), MTN 250 250,575
SOFR+0.60%, FRN,
4.252%, 06/11/27(*), MTN 200 200,462
SOFR+0.68%, FRN,
4.343%, 07/15/27(*) .... 1,100 1,103,784
Johnson & Johnson
3.050%, 02/26/33 ...... EUR 5,050 5,667,354
3.550%, 03/01/36 ...... 155 137,644
3.625%, 03/03/37 ...... 105 92,379
5.950%, 08/15/37 ...... 205 220,328
3.400%, 01/15/38 ...... 255 216,635
2.100%, 09/01/40 ...... 130 88,229
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 966 1,034,370
5.500%, 10/15/40 ...... 450 443,868
5.600%, 07/15/41 ...... 1,408 1,388,893
Kellanova
3.750%, 05/16/34 ...... EUR 300 341,544
Kemper Corp.
2.400%, 09/30/30 ...... 3,593 3,128,109
3.800%, 02/23/32 ...... 9,143 8,152,674
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
4.536%, 03/15/27(*) .... 210 210,485
KeyCorp
4.100%, 04/30/28, MTN . 288 285,173
2.550%, 10/01/29, MTN . 266 247,727
Kilroy Realty, LP
4.250%, 08/15/29 ...... 871 843,237

73
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.050%, 02/15/30 ...... 394 $ 361,726
2.500%, 11/15/32 ...... 392 321,702
2.650%, 11/15/33 ...... 1,004 800,601
5.875%, 10/15/35 ...... 625 606,345
6.250%, 01/15/36 ...... 9,956 9,916,116
Kinder Morgan Energy Partners,
LP
5.800%, 03/15/35 ...... 120 122,302
6.500%, 02/01/37 ...... 413 438,147
# 6.950%, 01/15/38, MTN . 1,504 1,643,155
6.500%, 09/01/39 ...... 349 364,771
6.550%, 09/15/40 ...... 400 420,336
7.500%, 11/15/40 ...... 401 455,891
6.375%, 03/01/41 ...... 2,010 2,069,532
5.625%, 09/01/41 ...... 190 181,244
5.000%, 08/15/42 ...... 614 538,669
4.700%, 11/01/42 ...... 246 208,071
5.000%, 03/01/43 ...... 346 303,347
5.500%, 03/01/44 ...... 186 170,424
Kraft Heinz Foods Co.
Ω 7.125%, 08/01/39 ...... 475 514,391
4.625%, 10/01/39 ...... 3,300 2,854,640
5.000%, 06/04/42 ...... 1,200 1,037,852
Kroger Co. (The)
5.400%, 07/15/40 ...... 200 189,832
Kyndryl Holdings, Inc.
2.700%, 10/15/28 ...... 185 174,668
3.150%, 10/15/31 ...... 2,619 2,181,855
# 6.350%, 02/20/34 ...... 3,557 3,354,320
4.100%, 10/15/41 ...... 2,404 1,677,240
Las Vegas Sands Corp.
6.000%, 06/14/30 ...... 2,000 2,037,576
5.300%, 05/15/31 ...... 1,668 1,645,974
5.650%, 05/18/33 ...... 10,968 10,832,727
6.200%, 08/15/34 ...... 8,181 8,261,125
Lazard Group LLC
6.000%, 03/15/31 ...... 300 308,829
Legg Mason, Inc.
5.625%, 01/15/44 ...... 205 195,472
Leggett & Platt, Inc.
4.400%, 03/15/29 ...... 2,478 2,409,233
Liberty Mutual Group, Inc.
4.625%, 12/02/30 ...... EUR 150 179,096
3.875%, 09/26/35 ...... EUR 578 645,055
Ω 3.875%, 09/26/35 ...... EUR 1,600 1,785,621
Lincoln National Corp.
3.050%, 01/15/30 ...... 244 228,976
# 3.400%, 01/15/31 ...... 377 351,140
3.400%, 03/01/32 ...... 100 90,513
5.852%, 03/15/34 ...... 2,556 2,568,764
6.150%, 04/07/36 ...... 100 100,422
6.300%, 10/09/37 ...... 525 539,728
7.000%, 06/15/40 ...... 1,206 1,288,282
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Linde Finance BV
1.000%, 04/20/28, MTN . EUR 90 $ 100,342
LKQ Corp.
# 6.250%, 06/15/33 ...... 7,849 7,994,287
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 750 755,725
5.650%, 03/15/35 ...... 1,755 1,712,287
LYB International Finance III
LLC
5.500%, 03/01/34 ...... 475 466,696
# 6.150%, 05/15/35 ...... 2,810 2,852,244
# 5.875%, 01/15/36 ...... 2,517 2,498,508
3.375%, 10/01/40 ...... 1,545 1,111,034
Marathon Petroleum Corp.
5.700%, 03/01/35 ...... 358 361,626
6.500%, 03/01/41 ...... 3,919 4,096,786
4.750%, 09/15/44 ...... 150 126,139
Markel Group, Inc.
5.000%, 03/30/43 ...... 100 87,226
Mastercard, Inc.
1.000%, 02/22/29 ...... EUR 550 599,115
2.000%, 11/18/31 ...... 150 130,971
4.350%, 01/15/32 ...... 3,284 3,197,077
4.850%, 03/09/33 ...... 2,854 2,832,339
4.875%, 05/09/34 ...... 7,875 7,763,381
4.550%, 01/15/35 ...... 6,765 6,480,029
5.000%, 06/08/36 ...... 4,700 4,583,623
McKesson Corp.
4.883%, 03/15/44 ...... 100 87,614
Merck & Co., Inc.
4.450%, 12/04/32 ...... 2,000 1,945,978
4.950%, 09/15/35 ...... 11,382 11,102,703
4.750%, 12/04/35 ...... 222 213,176
5.200%, 05/22/36 ...... 1,800 1,786,856
6.550%, 09/15/37 ...... 4,235 4,686,274
3.900%, 03/07/39 ...... 643 549,216
2.350%, 06/24/40 ...... 1,591 1,099,502
3.600%, 09/15/42 ...... 135 103,584
4.900%, 05/17/44 ...... 2,150 1,900,625
Meta Platforms, Inc.
4.550%, 08/15/31 ...... 150 146,226
4.750%, 08/15/34 ...... 305 290,202
MetLife, Inc.
5.875%, 02/06/41 ...... 550 552,641
Molex Electronic Technologies
LLC
Ω 5.250%, 04/30/32 ...... 750 749,828
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30 ...... 3,261 3,015,488
Ω 3.875%, 05/15/32 ...... 11,188 10,004,644
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 700 612,588
Morgan Stanley
6.375%, 07/24/42 ...... 50 52,140

74
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Mosaic Co. (The)
4.875%, 11/15/41 ...... 250 $ 217,507
MPLX, LP
4.500%, 04/15/38 ...... 1,208 1,069,521
Mylan, Inc.
5.400%, 11/29/43 ...... 3,788 3,218,925
National Fuel Gas Co.
2.950%, 03/01/31 ...... 398 360,679
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.477%, 02/05/27(*), MTN 305 305,741
National Securities Clearing
Corp.
Ω 4.700%, 05/20/30 ...... 479 476,505
Nestle Capital Corp.
4.750%, 03/22/36 ...... GBP 7,800 9,844,585
Nestle Holdings, Inc.
Ω 3.900%, 09/24/38 ...... 352 307,762
Newell Brands, Inc.
6.625%, 09/15/29 ...... 490 495,894
# 6.375%, 05/15/30 ...... 200 202,196
# 6.625%, 05/15/32 ...... 455 460,334
Newmont Corp.
5.450%, 06/09/44 ...... 100 93,982
NextEra Energy Capital
Holdings, Inc.
5.250%, 03/15/34 ...... 464 461,025
NIKE, Inc.
# 2.850%, 03/27/30 ...... 100 93,852
3.250%, 03/27/40 ...... 920 711,658
3.625%, 05/01/43 ...... 147 111,449
NiSource, Inc.
5.250%, 02/15/43 ...... 84 76,029
Nordstrom, Inc.
4.000%, 03/15/27 ...... 150 147,723
6.950%, 03/15/28 ...... 355 360,493
4.375%, 04/01/30 ...... 2,845 2,719,054
4.250%, 08/01/31 ...... 2,464 2,292,207
5.000%, 01/15/44 ...... 1,323 952,554
NOV, Inc.
3.950%, 12/01/42 ...... 1,983 1,498,892
Novartis Capital Corp.
2.000%, 02/14/27 ...... 2,650 2,619,380
4.300%, 11/05/32 ...... 1,800 1,739,626
4.600%, 03/18/33 ...... 6,867 6,702,372
4.200%, 09/18/34 ...... 605 571,331
4.900%, 03/18/36 ...... 1,395 1,355,569
3.700%, 09/21/42 ...... 105 83,084
NuStar Logistics, LP
# 5.625%, 04/28/27 ...... 1,325 1,328,947
NVIDIA Corp.
# 4.950%, 06/15/36 ...... 5,000 4,784,094
3.500%, 04/01/40 ...... 2,060 1,639,362
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Oklahoma Gas and Electric Co.
4.550%, 03/15/44 ...... 100 $ 82,984
Omnicom Group, Inc.
3.375%, 03/01/41 ...... 448 320,011
ONEOK Partners, LP
6.650%, 10/01/36 ...... 680 723,489
6.850%, 10/15/37 ...... 750 809,094
6.125%, 02/01/41 ...... 390 391,304
6.200%, 09/15/43 ...... 150 148,343
ONEOK, Inc.
6.000%, 06/15/35 ...... 472 482,436
Oracle Corp.
6.125%, 07/08/39 ...... 2,102 1,918,306
3.600%, 04/01/40 ...... 1,200 830,178
5.375%, 07/15/40 ...... 600 500,837
3.650%, 03/25/41 ...... 4,055 2,750,563
Ovintiv, Inc.
7.375%, 11/01/31 ...... 250 273,089
# 6.250%, 07/15/33 ...... 763 795,807
6.500%, 08/15/34 ...... 1,983 2,093,043
6.625%, 08/15/37 ...... 1,324 1,396,595
6.500%, 02/01/38 ...... 4,488 4,655,968
Paramount Global
7.875%, 07/30/30 ...... 1,550 1,615,977
4.950%, 01/15/31 ...... 755 691,883
# 4.200%, 05/19/32 ...... 600 510,186
5.500%, 05/15/33 ...... 440 384,002
# 6.875%, 04/30/36 ...... 950 868,334
5.900%, 10/15/40 ...... 1,161 843,358
4.850%, 07/01/42 ...... 411 264,702
4.375%, 03/15/43 ...... 429 262,290
5.850%, 09/01/43 ...... 923 654,308
5.250%, 04/01/44 ...... 388 250,097
4.900%, 08/15/44 ...... 135 84,006
Parker-Hannifin Corp.
2.900%, 03/01/30 ...... EUR 250 282,430
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω # 6.200%, 06/15/30 ...... 231 239,106
Pfizer, Inc.
7.200%, 03/15/39 ...... 150 171,579
Philip Morris International, Inc.
0.800%, 08/01/31 ...... EUR 450 451,524
5.250%, 02/13/34 ...... 100 99,982
1.875%, 11/06/37 ...... EUR 100 90,899
6.375%, 05/16/38 ...... 590 629,136
1.450%, 08/01/39 ...... EUR 186 151,606
4.375%, 11/15/41 ...... 787 668,835
4.500%, 03/20/42 ...... 126 107,578
3.875%, 08/21/42 ...... 530 416,799
4.125%, 03/04/43 ...... 1,682 1,357,871
4.875%, 11/15/43 ...... 298 261,962
Phillips 66 Co.
5.250%, 06/15/31 ...... 100 101,052

75
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.300%, 06/30/33 ...... 450 $ 450,335
4.650%, 11/15/34 ...... 50 47,562
4.950%, 03/15/35 ...... 1,121 1,087,767
5.875%, 05/01/42 ...... 1,150 1,133,156
4.875%, 11/15/44 ...... 255 219,141
4.680%, 02/15/45 ...... 100 82,867
Piedmont Operating
Partnership, LP
6.875%, 07/15/29 ...... 1,539 1,602,189
3.150%, 08/15/30 ...... 1,965 1,795,448
2.750%, 04/01/32 ...... 3,383 2,878,717
5.625%, 01/15/33 ...... 16,352 16,069,325
Pioneer Natural Resources Co.
1.900%, 08/15/30 ...... 5,400 4,818,397
Plains All American Pipeline,
LP/PAA Finance Corp.
5.700%, 09/15/34 ...... 200 201,302
6.700%, 05/15/36 ...... 520 555,223
6.650%, 01/15/37 ...... 2,951 3,137,989
5.150%, 06/01/42 ...... 1,435 1,278,536
4.300%, 01/31/43 ...... 1,317 1,045,647
4.700%, 06/15/44 ...... 905 755,198
PNC Financial Services Group,
Inc. (The)
2.550%, 01/22/30 ...... 116 107,281
PPG Industries, Inc.
3.250%, 03/04/32 ...... EUR 1,867 2,084,470
Precision Castparts Corp.
4.200%, 06/15/35 ...... 290 269,244
Principal Financial Group, Inc.
5.375%, 03/15/33 ...... 200 200,883
Procter & Gamble Co. (The)
0.350%, 05/05/30 ...... EUR 100 103,880
2.900%, 11/03/33 ...... EUR 2,093 2,315,953
3.200%, 04/29/34 ...... EUR 425 477,699
3.550%, 03/25/40 ...... 104 86,370
Progress Energy, Inc.
6.000%, 12/01/39 ...... 100 101,453
Prologis Euro Finance LLC
0.250%, 09/10/27 ...... EUR 475 529,539
1.500%, 02/08/34 ...... EUR 155 149,703
4.000%, 05/05/34 ...... EUR 350 400,948
1.000%, 02/06/35 ...... EUR 300 268,466
Prologis International Funding
II SA
3.625%, 03/07/30, MTN . EUR 475 546,439
3.700%, 10/07/34, MTN . EUR 620 693,718
Prudential Financial, Inc.
6.625%, 12/01/37, MTN . 300 323,489
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.370%, 04/16/27(*) .... 205 205,462
0.500%, 09/09/30 ...... EUR 100 101,389
0.875%, 01/24/32 ...... EUR 300 295,502
3.500%, 01/20/34 ...... EUR 3,900 4,319,909
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
PVH Corp.
4.125%, 07/16/29 ...... EUR 150 $ 174,596
Realty Income Corp.
4.450%, 09/15/26 ...... 875 875,145
4.875%, 07/06/30 ...... EUR 3,215 3,850,236
3.375%, 06/20/31 ...... EUR 1,193 1,346,110
1.750%, 07/13/33 ...... GBP 1,109 1,163,870
5.125%, 07/06/34 ...... EUR 3,169 3,866,870
3.875%, 06/20/35 ...... EUR 4,133 4,607,907
6.000%, 12/05/39 ...... GBP 245 320,169
5.250%, 09/04/41 ...... GBP 150 179,035
Regency Centers, LP
4.500%, 03/15/33 ...... 3,800 3,644,417
Reinsurance Group of America,
Inc.
5.750%, 09/15/34 ...... 100 100,833
Roche Finance Europe BV
3.227%, 05/03/30 ...... EUR 120 138,181
Roche Holdings, Inc.
Ω 5.593%, 11/13/33 ...... 3,662 3,771,511
Ω 4.985%, 03/08/34 ...... 400 396,868
Ω 7.000%, 03/01/39 ...... 1,080 1,230,969
Rockies Express Pipeline LLC
Ω 4.950%, 07/15/29 ...... 1,908 1,881,996
Ω 4.800%, 05/15/30 ...... 605 589,129
Ω 7.500%, 07/15/38 ...... 1,639 1,722,987
Ω 6.875%, 04/15/40 ...... 9,036 9,087,388
Royalty Pharma PLC
3.300%, 09/02/40 ...... 2,893 2,180,686
Sabra Health Care, LP
3.900%, 10/15/29 ...... 575 554,400
3.200%, 12/01/31 ...... 1,650 1,481,707
Salesforce, Inc.
# 5.200%, 03/15/33 ...... 1,000 987,715
Sanofi SA
SOFR+0.54%, FRN,
4.217%, 11/03/28(*) .... 1,000 1,001,520
0.875%, 03/21/29, MTN . EUR 100 108,866
1.500%, 04/01/30, MTN . EUR 1,400 1,515,876
2.750%, 03/11/31, MTN . EUR 6,600 7,397,519
Seagate Data Storage
Technology Pte, Ltd.
4.091%, 06/01/29 ...... 370 359,141
4.125%, 01/15/31 ...... 1,382 1,307,717
5.750%, 12/01/34 ...... 2,385 2,355,664
Sealed Air Corp.
Ω 6.875%, 07/15/33 ...... 5,844 5,715,578
Sempra Infrastructure Partners,
LP
Ω 3.250%, 01/15/32 ...... 8,520 7,506,565
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30 ...... 2,370 2,285,420

76
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Shell Finance US, Inc.
SOFR+0.78%, FRN,
4.457%, 11/06/30(*) .... 3,000 $ 3,035,230
4.125%, 05/11/35 ...... 350 324,849
4.750%, 01/06/36 ...... 250 240,378
6.375%, 12/15/38 ...... 16,700 17,767,869
5.500%, 03/25/40 ...... 1,722 1,699,367
4.550%, 08/12/43 ...... 1,730 1,469,359
4.375%, 05/11/45 ...... 545 444,634
Shell International Finance BV
1.500%, 04/07/28, MTN . EUR 153 171,733
0.500%, 11/08/31, MTN . EUR 2,929 2,903,970
1.875%, 04/07/32, MTN . EUR 6,001 6,323,176
1.250%, 11/11/32, MTN . EUR 6,975 6,991,194
# 6.375%, 12/15/38 ...... 500 536,931
2.875%, 11/26/41 ...... 298 210,828
3.625%, 08/21/42 ...... 153 117,355
4.550%, 08/12/43 ...... 200 169,647
Simon Property Group, LP
2.250%, 01/15/32 ...... 125 108,399
6.250%, 01/15/34 ...... 100 105,292
4.750%, 09/26/34 ...... 450 430,826
6.750%, 02/01/40 ...... 708 775,090
SLM Corp.
# 6.500%, 01/31/30 ...... 6,638 6,714,144
Southern Co. Gas Capital Corp.
5.875%, 03/15/41 ...... 50 49,918
4.400%, 06/01/43 ...... 150 123,432
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 150 136,662
3.000%, 05/15/32 ...... 815 727,391
5.200%, 09/01/40 ...... 160 147,235
State Street Corp.
SOFR+0.64%, FRN,
4.313%, 10/22/27(*) .... 3,550 3,560,324
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31 ...... 3,000 2,533,563
Ω 6.375%, 09/12/32 ...... 1,067 1,064,189
Ω # 6.450%, 03/18/35 ...... 1,853 1,804,102
Stellantis NV
3.750%, 03/19/36, MTN . EUR 2,500 2,539,255
Store Capital LLC
4.500%, 03/15/28 ...... 2,650 2,631,052
2.750%, 11/18/30 ...... 278 249,131
2.700%, 12/01/31 ...... 1,372 1,196,080
Sun Communities Operating, LP
2.700%, 07/15/31 ...... 200 178,053
4.200%, 04/15/32 ...... 1,355 1,280,202
Synchrony Financial
5.150%, 03/19/29 ...... 2,650 2,643,042
2.875%, 10/28/31 ...... 3,622 3,170,113
Tanger Properties, LP
2.750%, 09/01/31 ...... 422 376,679
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Tapestry, Inc.
3.050%, 03/15/32 ...... 2,124 $ 1,904,733
5.500%, 03/11/35 ...... 865 856,001
Targa Resources Corp.
6.125%, 03/15/33 ...... 150 155,778
Taylor Morrison Communities,
Inc.
Ω 5.750%, 01/15/28 ...... 150 151,325
Texas Instruments, Inc.
3.650%, 08/16/32 ...... 265 248,844
4.900%, 03/14/33 ...... 150 149,387
4.850%, 02/08/34 ...... 210 206,602
5.100%, 05/23/35 ...... 3,751 3,690,990
3.875%, 03/15/39 ...... 9,563 8,089,381
Timken Co. (The)
4.125%, 04/01/32 ...... 1,000 943,231
4.125%, 05/23/34 ...... EUR 2,900 3,314,821
TPG Operating Group II, LP
5.875%, 03/05/34 ...... 1,576 1,584,595
Tyson Foods, Inc.
5.700%, 03/15/34 ...... 3,735 3,792,937
UnitedHealth Group, Inc.
6.875%, 02/15/38 ...... 283 314,244
3.500%, 08/15/39 ...... 300 240,238
2.750%, 05/15/40 ...... 300 215,402
Unum Group
5.750%, 08/15/42 ...... 450 432,487
Valero Energy Corp.
6.625%, 06/15/37 ...... 1,525 1,642,655
Ventas Realty, LP
5.700%, 09/30/43 ...... 556 534,140
Verizon Communications, Inc.
4.750%, 02/17/34, MTN . GBP 11,237 14,104,572
4.750%, 10/31/34 ...... EUR 235 281,509
4.400%, 11/01/34 ...... 300 278,469
5.850%, 09/15/35 ...... 300 305,015
4.272%, 01/15/36 ...... 94 84,154
3.375%, 10/27/36 ...... GBP 1,500 1,596,833
5.250%, 03/16/37 ...... 386 370,151
5.401%, 07/02/37 ...... 750 726,324
3.750%, 08/06/37 ...... EUR 4,000 4,343,488
2.875%, 01/15/38 ...... EUR 150 149,054
1.875%, 11/03/38 ...... GBP 100 84,762
4.812%, 03/15/39 ...... 550 494,222
1.850%, 05/18/40 ...... EUR 200 166,899
2.650%, 11/20/40 ...... 350 238,264
3.400%, 03/22/41 ...... 350 259,560
VF Corp.
# 2.950%, 04/23/30 ...... 9,203 8,268,041
6.000%, 10/15/33 ...... 6,518 6,380,961
Viatris, Inc.
2.700%, 06/22/30 ...... 2,000 1,818,142
3.850%, 06/22/40 ...... 12,699 9,713,217

77
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Virginia Electric and Power Co.
6.350%, 11/30/37 ...... 300 $ 314,200
8.875%, 11/15/38 ...... 948 1,203,335
4.000%, 01/15/43 ...... 112 88,297
Visa, Inc.
2.250%, 05/15/28 ...... EUR 599 680,117
2.000%, 06/15/29 ...... EUR 1,150 1,283,810
4.400%, 02/12/33 ...... 1,550 1,505,439
3.125%, 05/15/33 ...... EUR 13,933 15,591,912
2.375%, 06/15/34 ...... EUR 3,766 3,967,983
# 4.150%, 12/14/35 ...... 300 280,404
3.500%, 05/15/37 ...... EUR 3,361 3,739,884
2.700%, 04/15/40 ...... 2,680 1,973,122
Vontier Corp.
2.950%, 04/01/31 ...... 655 591,415
Vornado Realty, LP
3.400%, 06/01/31 ...... 4,964 4,516,259
5.750%, 02/01/33 ...... 1,375 1,363,353
Voya Financial, Inc.
5.700%, 07/15/43 ...... 100 95,087
W.P. Carey, Inc.
4.250%, 07/23/32 ...... EUR 7,500 8,690,763
3.700%, 11/19/34 ...... EUR 500 550,183
Walmart, Inc.
SOFRINDX+0.43%, FRN,
4.106%, 04/28/27(*) .... 100 100,135
5.625%, 03/27/34 ...... GBP 490 674,077
5.250%, 09/28/35 ...... GBP 11,222 14,915,960
4.875%, 01/19/39 ...... GBP 340 423,880
Wells Fargo & Co.
0.625%, 08/14/30 ...... EUR 589 604,932
4.625%, 11/02/35 ...... GBP 5,700 7,066,951
Wells Fargo Bank NA
SOFR+1.07%, FRN,
4.724%, 12/11/26(*) .... 2,338 2,343,307
Welltower OP LLC
4.500%, 12/01/34 ...... GBP 2,000 2,481,140
Western Midstream Operating,
LP
6.150%, 04/01/33 ...... 535 550,278
5.450%, 11/15/34 ...... 120 117,689
5.450%, 04/01/44 ...... 320 282,151
Western Union Co. (The)
# 6.200%, 11/17/36 ...... 1,799 1,835,630
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.200%, 06/21/40 ...... 920 $ 890,725
Williams Cos., Inc. (The)
6.300%, 04/15/40 ...... 2,326 2,398,760
5.400%, 03/04/44 ...... 100 91,083
XPLR Infrastructure Operating
Partners, LP
Ω 4.500%, 09/15/27 ...... 1,186 1,172,358
Ω # 7.250%, 01/15/29 ...... 12,189 12,570,365
7.250%, 01/15/29 ...... 740 762,769
Yum! Brands, Inc.
6.875%, 11/15/37 ...... 5,781 6,123,605
TOTAL UNITED STATES .. 1,501,737,406
TOTAL BONDS .......... 3,281,754,472
U.S. TREASURY OBLIGATIONS
— (3.1%)
U.S. Treasury Bonds
3.875%, 02/15/43 ..... 421 358,590
4.375%, 08/15/43 ..... 4,621 4,177,312
U.S. Treasury Notes
USBMMY3M + 0.21%,
FRN, 3.991% 10/31/26(*) 5,234 5,236,575
#
USBMMY3M + 0.16%,
FRN, 3.945% 07/31/27(*) 2,340 2,343,216
USBMMY3M + 0.19%,
FRN, 3.976% 10/31/27(*) 11,700 11,722,977
3.875%, 03/31/28 ..... 13,800 13,715,367
3.750%, 04/30/28 ..... 20,500 20,325,430
4.000%, 05/31/28 ..... 20,000 19,906,250
1.250%, 05/31/28 ..... 17,000 16,106,172
4.125%, 06/30/28 ..... 21,000 20,945,039
4.250%, 08/15/35 ..... 4,429 4,288,345
4.000%, 11/15/35 ..... 376 356,436
TOTAL U.S. TREASURY
OBLIGATIONS ........... 119,481,709
TOTAL INVESTMENT
SECURITIES — ( 97.7% )
(Cost $3,743,764,138) ..... 3,698,966,772
Shares Value
SECURITIES LENDING
COLLATERAL — (2.3%)
@§ The DFA Short Term
Investment Fund ...... 7,598,954 87,897,101
TOTAL INVESTMENTS
— (100.0%)
(Cost $3,831,661,239) ..... $3,786,863,873
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $301,104,185 which represented 8.7% of the net assets of the Fund.

78
Dimensional Global Core Plus Fixed Income ETF
continued
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of July 31, 2026.
# Total or Partial Securities on Loan
Δ Zero Coupon Security
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
CAONINDX Canadian Overnight Index (CORRA)
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SEK Swedish Krona
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONCINDX Sterling Overnight Compounded Index
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
As of July 31, 2026, Dimensional Global Core Plus Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 36,056,280 CAD 49,972,000 Citigroup 08/07/26 $ 429,819
USD 11,187,280 AUD 15,684,584 Citigroup 08/10/26 172,562
AUD 2,214,522 USD 1,529,655 Citigroup 08/10/26 25,524
AUD 4,427,614 USD 3,053,147 Citigroup 08/10/26 56,207
USD 31,453,645 CAD 43,544,703 State Street Bank and Trust 08/10/26 405,299
USD 31,857,492 CAD 44,265,562 State Street Bank and Trust 08/11/26 293,773
USD 43,175,319 CAD 59,983,250 Citigroup 08/12/26 402,168
CAD 2,699,492 USD 1,923,700 Citigroup 08/14/26 1,436
CAD 3,675,456 USD 2,621,029 Citigroup 08/14/26 113
USD 45,732,676 CAD 63,740,786 RBC Dominion Securities 08/14/26 276,094
EUR 493,614 USD 565,376 BNY Capital Markets 08/21/26 2,948
USD 5,217,884 AUD 7,400,386 Citigroup 08/21/26 22,037
USD 4,063,693 EUR 3,529,254 Citigroup 08/21/26 276
EUR 1,653,685 USD 1,893,865 Citigroup 08/21/26 10,110
USD 60,638,698 EUR 52,174,600 RBC Dominion Securities 08/21/26 567,314
AUD 927,931 USD 648,642 Citigroup 08/24/26 2,823
EUR 4,158,461 USD 4,765,161 Citigroup 08/24/26 23,286
GBP 557,267 USD 745,155 Citigroup 09/08/26 4,768
GBP 270,569 USD 361,828 Citigroup 09/08/26 2,281
USD 15,497,694 GBP 11,478,927 Citigroup 09/18/26 50,238
USD 11,848,192 CAD 16,561,664 RBC Dominion Securities 10/19/26 1,466

79
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 5,317,377 CAD 7,426,716 State Street Bank and Trust 10/19/26 $ 4,972
USD 4,075,104 CAD 5,688,248 State Street Bank and Trust 10/19/26 6,243
Total Appreciation $2,761,757
USD 2,970,267 AUD 4,283,128 Citigroup 08/06/26 $ (37,867)
USD 14,725,783 GBP 11,012,382 BNY Capital Markets 08/11/26 (94,039)
USD 1,250,524 GBP 932,373 Citigroup 08/11/26 (4,209)
USD 42,259 GBP 31,602 Citigroup 08/11/26 (269)
USD 135,213 GBP 100,561 Citigroup 08/11/26 (116)
USD 1,466,583 GBP 1,110,755 Citigroup 08/11/26 (28,206)
USD 430,935 NZD 744,032 Citigroup 08/12/26 (6,409)
USD 568,935 NZD 984,783 Citigroup 08/12/26 (9,924)
USD 788,906 NZD 1,349,342 Citigroup 08/12/26 (4,242)
USD 59,160,981 EUR 51,695,743 BNY Capital Markets 08/13/26 (339,519)
USD 2,425,630 EUR 2,124,201 Citigroup 08/13/26 (19,271)
USD 9,319,430 NZD 15,996,522 Citigroup 08/17/26 (84,898)
USD 9,738,268 NZD 16,631,254 BNY Capital Markets 08/19/26 (39,850)
USD 9,590,316 NZD 16,365,644 RBC Dominion Securities 08/21/26 (32,262)
USD 11,732,902 NZD 20,031,120 BNY Capital Markets 08/24/26 (46,024)
USD 10,496,167 AUD 15,009,291 Citigroup 08/24/26 (41,279)
USD 65,448,480 EUR 57,257,943 RBC Dominion Securities 08/24/26 (483,746)
USD 1,237,427 AUD 1,769,503 Citigroup 08/25/26 (4,847)
USD 13,777,396 NZD 23,773,194 Citigroup 08/26/26 (202,891)
USD 7,438,767 AUD 10,803,971 BNY Capital Markets 08/28/26 (145,660)
USD 8,741,200 AUD 12,686,080 State Street Bank and Trust 08/31/26 (163,925)
USD 60,533,048 EUR 52,943,872 State Street Bank and Trust 08/31/26 (449,067)
USD 2,520,368 EUR 2,207,107 BNY Capital Markets 09/01/26 (21,939)
USD 290,052 EUR 252,864 Citigroup 09/01/26 (1,215)
USD 2,520,381 EUR 2,207,107 RBC Dominion Securities 09/01/26 (21,926)
USD 60,099,533 EUR 52,655,928 RBC Dominion Securities 09/01/26 (553,409)
USD 5,088,764 EUR 4,456,504 State Street Bank and Trust 09/01/26 (44,563)
USD 64,006,197 EUR 55,939,224 State Street Bank and Trust 09/04/26 (436,600)
USD 3,689,121 NZD 6,332,006 BNY Capital Markets 09/08/26 (36,019)
USD 19,074,704 GBP 14,299,749 BNY Capital Markets 09/08/26 (168,710)
USD 11,492,700 NZD 20,086,651 BNY Capital Markets 09/08/26 (324,345)
USD 64,340,623 EUR 56,208,997 BNY Capital Markets 09/08/26 (423,512)
USD 11,624,481 GBP 8,665,894 Citigroup 09/08/26 (37,359)
USD 4,096,946 NZD 7,191,193 Citigroup 09/08/26 (133,658)
USD 4,877,973 GBP 3,638,150 State Street Bank and Trust 09/08/26 (17,946)
USD 9,595,390 NZD 16,843,684 BNY Capital Markets 09/09/26 (314,083)
USD 465,727 NZD 816,650 BNY Capital Markets 09/09/26 (14,725)
USD 4,133,527 NZD 7,158,406 BNY Capital Markets 09/09/26 (77,905)
USD 4,788,437 NZD 8,399,529 Citigroup 09/09/26 (153,172)
USD 4,131,453 NZD 7,158,407 Citigroup 09/09/26 (79,980)
USD 63,189,453 EUR 55,128,137 State Street Bank and Trust 09/09/26 (331,901)
USD 64,358,794 EUR 56,280,322 BNY Capital Markets 09/10/26 (492,806)
USD 4,733,421 EUR 4,133,963 BNY Capital Markets 09/11/26 (30,324)
USD 4,733,201 EUR 4,133,963 Citigroup 09/11/26 (30,543)
USD 59,140,060 EUR 51,640,334 Citigroup 09/11/26 (367,324)
USD 4,733,299 EUR 4,133,963 State Street Bank and Trust 09/11/26 (30,446)
USD 4,733,390 EUR 4,133,963 State Street Bank and Trust 09/11/26 (30,354)
USD 4,733,129 EUR 4,133,963 State Street Bank and Trust 09/11/26 (30,616)
USD 62,113,024 EUR 54,201,223 RBC Dominion Securities 09/14/26 (353,016)
USD 61,471,203 EUR 53,814,686 RBC Dominion Securities 09/15/26 (551,886)
USD 59,990,947 EUR 52,411,298 Citigroup 09/16/26 (417,155)
USD 2,663,513 CAD 3,764,721 RBC Dominion Securities 09/16/26 (25,279)

80
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 3,295,436 CAD 4,635,856 State Street Bank and Trust 09/16/26 $ (15,528)
USD 9,119,484 AUD 13,150,669 Citigroup 09/23/26 (108,387)
USD 29,786,083 CAD 42,205,634 Citigroup 09/24/26 (368,776)
USD 19,765,092 JPY 3,172,831,174 State Street Bank and Trust 09/24/26 (244,621)
USD 4,033,261 JPY 648,936,237 State Street Bank and Trust 09/24/26 (59,307)
USD 4,033,376 JPY 648,936,237 State Street Bank and Trust 09/24/26 (59,192)
USD 4,033,287 JPY 648,936,238 State Street Bank and Trust 09/24/26 (59,281)
USD 4,033,227 JPY 648,936,237 State Street Bank and Trust 09/24/26 (59,341)
USD 17,600,361 GBP 13,370,827 Citigroup 09/25/26 (393,125)
USD 266,399 GBP 198,749 Citigroup 09/25/26 (1,064)
USD 1,718,308 CAD 2,431,311 RBC Dominion Securities 09/25/26 (18,884)
USD 27,211,670 CAD 38,501,602 State Street Bank and Trust 09/25/26 (298,037)
USD 9,214,768 CAD 13,073,011 State Street Bank and Trust 09/25/26 (126,005)
USD 4,845,990 EUR 4,221,655 BNY Capital Markets 09/28/26 (22,174)
USD 4,695,624 CAD 6,623,310 BNY Capital Markets 09/28/26 (37,449)
USD 4,845,563 EUR 4,221,655 BNY Capital Markets 09/28/26 (22,601)
USD 4,695,960 CAD 6,623,310 BNY Capital Markets 09/28/26 (37,113)
USD 4,696,295 CAD 6,623,310 BNY Capital Markets 09/28/26 (36,778)
USD 3,115,426 EUR 2,715,221 Citigroup 09/28/26 (15,606)
USD 4,506,229 EUR 3,928,177 Citigroup 09/28/26 (23,514)
USD 2,834,846 CAD 4,003,377 Citigroup 09/28/26 (26,000)
USD 4,695,764 CAD 6,623,310 Citigroup 09/28/26 (37,309)
USD 4,506,151 EUR 3,928,177 Citigroup 09/28/26 (23,592)
USD 4,506,151 EUR 3,928,177 Citigroup 09/28/26 (23,592)
USD 4,505,801 EUR 3,928,177 RBC Dominion Securities 09/28/26 (23,942)
USD 30,240,178 GBP 22,772,062 RBC Dominion Securities 09/28/26 (404,846)
USD 17,462,171 CAD 24,664,129 RBC Dominion Securities 09/28/26 (163,021)
USD 4,695,578 CAD 6,623,310 RBC Dominion Securities 09/28/26 (37,495)
USD 2,850,467 EUR 2,500,812 State Street Bank and Trust 09/28/26 (33,322)
USD 4,695,347 CAD 6,623,310 State Street Bank and Trust 09/28/26 (37,726)
USD 4,845,947 EUR 4,221,655 State Street Bank and Trust 09/28/26 (22,217)
USD 4,696,405 CAD 6,623,310 State Street Bank and Trust 09/28/26 (36,667)
USD 4,791,819 JPY 771,544,493 BNY Capital Markets 09/29/26 (76,022)
USD 19,774,821 JPY 3,177,220,552 RBC Dominion Securities 09/29/26 (270,953)
USD 1,662,961 NZD 2,825,724 State Street Bank and Trust 09/29/26 (395)
USD 4,791,727 JPY 771,544,492 State Street Bank and Trust 09/29/26 (76,115)
USD 19,258,118 JPY 3,103,915,999 BNY Capital Markets 09/30/26 (326,797)
USD 35,455,305 JPY 5,700,153,355 RBC Dominion Securities 09/30/26 (511,203)
USD 6,676,844 AUD 9,697,909 State Street Bank and Trust 10/01/26 (127,386)
USD 4,666,904 CAD 6,537,795 BNY Capital Markets 10/02/26 (5,932)
USD 5,961,617 AUD 8,658,396 Citigroup 10/02/26 (113,178)
USD 2,034,106 CAD 2,866,572 RBC Dominion Securities 10/02/26 (14,753)
USD 31,519,063 CAD 44,591,847 RBC Dominion Securities 10/02/26 (352,600)
USD 4,667,140 CAD 6,537,795 State Street Bank and Trust 10/02/26 (5,696)
USD 4,667,269 CAD 6,537,795 State Street Bank and Trust 10/02/26 (5,567)
USD 19,472,200 JPY 3,137,777,362 BNY Capital Markets 10/06/26 (336,124)
USD 11,639,608 JPY 1,880,225,505 RBC Dominion Securities 10/06/26 (229,977)
USD 18,810,637 GBP 14,098,567 State Street Bank and Trust 10/06/26 (162,333)
USD 23,793,759 JPY 3,837,657,747 RBC Dominion Securities 10/08/26 (436,710)
USD 21,356,271 GBP 15,946,990 Citigroup 10/09/26 (104,277)
USD 20,590,017 GBP 15,372,758 Citigroup 10/13/26 (97,874)
USD 1,835,261 GBP 1,380,271 State Street Bank and Trust 10/13/26 (22,239)
USD 17,480,288 JPY 2,817,462,507 BNY Capital Markets 10/15/26 (318,831)
USD 2,418,951 JPY 389,478,213 BNY Capital Markets 10/15/26 (41,550)
USD 51,024 SEK 489,984 Citigroup 10/15/26 (540)
USD 2,572,476 JPY 418,694,796 State Street Bank and Trust 10/15/26 (72,599)

81
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 344,927 CAD 482,305 Citigroup 10/19/26 $ (71)
USD 286,577 CAD 402,445 Citigroup 10/19/26 (1,296)
Total (Depreciation) $(14,378,766)
Total Appreciation (Depreciation) $(11,617,009)
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ............... $ — $ 297,730,591 $ — $ 297,730,591
Bonds
Australia ...................... — 145,944,636 — 145,944,636
Austria ....................... — 216,786 — 216,786
Belgium ...................... — 36,990,349 — 36,990,349
Canada ...................... — 464,607,744 — 464,607,744
Denmark ..................... — 37,033,064 — 37,033,064
Finland ....................... — 30,322,213 — 30,322,213
France ....................... — 179,477,809 — 179,477,809
Germany ..................... — 90,805,177 — 90,805,177
Indonesia ..................... — 5,269,535 — 5,269,535
Ireland ....................... — 2,531,368 — 2,531,368
Italy ......................... — 38,408,790 — 38,408,790
Japan ........................ — 256,099,594 — 256,099,594
Luxembourg ................... — 18,518,000 — 18,518,000
Mexico ....................... — 5,281,683 — 5,281,683
Netherlands ................... — 45,509,588 — 45,509,588
New Zealand .................. — 101,149,044 — 101,149,044
Norway ....................... — 24,100,283 — 24,100,283
Singapore ..................... — 10,227,523 — 10,227,523
Spain ........................ — 32,873,824 — 32,873,824
Supranational .................. — 63,363,341 — 63,363,341
Sweden ...................... — 26,339,159 — 26,339,159
Switzerland .................... — 29,982,411 — 29,982,411
United Arab Emirates ............ — 1,597,350 — 1,597,350
United Kingdom ................ — 133,367,795 — 133,367,795
United States .................. — 1,501,737,406 — 1,501,737,406
U.S. Treasury Obligations .......... — 119,481,709 — 119,481,709
Securities Lending Collateral ........ — 87,897,101 — 87,897,101
Total Investments .................
$— $3,786,863,873 $— $3,786,863,873
Financial Instruments
Assets
Forward Currency Contracts** ....... — 2,761,757 — 2,761,757
Liabilities
Forward Currency Contracts** ....... — (14,378,766) — (14,378,766)
Total Other Financial Instruments ....
$– $(11,617,009) $– $(11,617,009)
**
Valued at the unrealized appreciation (depreciation) on the investment.

82
Dimensional International Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Face
Amount
Value
(000)
AGENCY OBLIGATION  — (0.0%)
Tennessee Valley Authority
5.625%, 06/07/32 ..... 220 $ 299,692
TOTAL AGENCY
OBLIGATION ............ 299,692
BONDS — (100.0%)
AUSTRALIA — (6.4%)
APA Infrastructure, Ltd.
2.000%, 07/15/30, MTN . EUR 500 539,974
1.250%, 03/15/33, MTN . EUR 1,556 1,508,496
2.500%, 03/15/36, MTN . GBP 290 290,862
Australia & New Zealand
Banking Group, Ltd.
4.500%, 03/31/28, MTN . AUD 228 158,791
4.950%, 09/11/28, MTN . AUD 605 424,055
BBSW3M+0.96%, FRN,
5.459%, 02/05/29(*), MTN AUD 4,900 3,476,898
Bank of New Zealand
3.661%, 07/17/29, MTN . EUR 1,275 1,478,997
BHP Billiton Finance, Ltd.
3.643%, 09/04/35, MTN . EUR 1,676 1,868,456
Commonwealth Bank of
Australia
4.400%, 08/18/27, MTN . AUD 750 523,703
1.125%, 01/18/28 ...... EUR 2,078 2,325,869
4.900%, 08/17/28, MTN . AUD 1,700 1,190,737
Glencore Capital Finance DAC
1.250%, 03/01/33, MTN . EUR 400 389,285
Macquarie Bank, Ltd.
EUR003M+0.44%, FRN,
2.848%, 12/18/26(*), MTN EUR 1,000 1,151,715
3.202%, 09/17/29, MTN . EUR 2,480 2,845,291
Macquarie Group, Ltd.
4.747%, 01/23/30, MTN . EUR 1,001 1,195,759
National Australia Bank, Ltd.
2.900%, 02/25/27, MTN . AUD 101 70,145
BBSW3M+1.00%, FRN,
5.438%, 05/12/28(*), MTN AUD 5,700 4,038,509
BBSW3M+0.90%, FRN,
5.367%, 03/22/29(*), MTN AUD 6,600 4,676,308
3.125%, 02/28/30, MTN . EUR 321 366,457
NBN Co., Ltd.
4.125%, 03/15/29, MTN . EUR 100 117,397
New South Wales Treasury
Corp.
2.000%, 03/20/31 ...... AUD 394 243,901
2.000%, 03/08/33 ...... AUD 1,200 695,411
4.250%, 02/20/36 ...... AUD 10,381 6,618,207
4.750%, 02/20/37 ...... AUD 2,300 1,504,364
3.500%, 11/20/37 ...... AUD 1,500 861,795
2.250%, 05/07/41 ...... AUD 11,000 4,953,898
Face
Amount
Value
(000)
AUSTRALIA — (Continued)
Northern Territory Treasury
Corp.
5.750%, 04/21/37 ...... AUD 3,100 $ 2,169,906
Optus Finance Pty, Ltd.
2.500%, 07/01/30, MTN . AUD 600 375,464
Queensland Treasury Corp.
Ω 1.500%, 08/20/32 ...... AUD 570 326,041
Ω 5.000%, 03/10/36 ...... AUD 2,000 1,347,713
Ω 5.000%, 07/21/37 ...... AUD 3,600 2,384,543
Ω 2.250%, 04/16/40 ...... AUD 9,110 4,192,114
Ω 2.250%, 11/20/41 ...... AUD 5,249 2,316,315
South Australian Government
Financing Authority
1.750%, 05/24/32 ...... AUD 1,500 880,516
2.000%, 05/23/36 ...... AUD 5,400 2,780,955
4.750%, 05/24/38 ...... AUD 1,920 1,238,340
2.250%, 05/24/40 ...... AUD 5,600 2,595,613
Tasmanian Public Finance
Corp.
4.000%, 01/20/34, MTN . AUD 3,675 2,354,463
Treasury Corp. of Victoria
1.500%, 09/10/31, MTN . AUD 451 267,615
2.250%, 11/20/34 ...... AUD 1,980 1,097,644
2.000%, 09/17/35 ...... AUD 15,430 8,114,949
2.000%, 11/20/37, MTN . AUD 10,300 4,982,564
5.250%, 09/15/38, MTN . AUD 5,558 3,716,641
5.500%, 09/15/39 ...... AUD 11,696 7,911,326
Westpac Banking Corp.
1.125%, 09/05/27, MTN . EUR 100 112,810
EUR003M+0.48%, FRN,
2.892%, 01/14/28(*), MTN EUR 9,800 11,306,143
BBSW3M+0.88%, FRN,
5.324%, 05/14/29(*), MTN AUD 1,800 1,275,319
BBSW3M+0.85%, FRN,
5.315%, 09/19/29(*), MTN AUD 5,000 3,538,373
TOTAL AUSTRALIA ....... 108,800,647
AUSTRIA — (0.1%)
OMV AG
3.250%, 09/04/31, MTN . EUR 150 172,413
3.125%, 11/10/33, MTN . EUR 282 313,125
3.750%, 09/04/36, MTN . EUR 574 649,986
Republic of Austria Government
Bond
Ω Δ 0.000%, 10/20/40 ..... EUR 306 209,732
TOTAL AUSTRIA ......... 1,345,256
BELGIUM — (2.0%)
Anheuser-Busch InBev SA/NV
2.750%, 03/17/36, MTN . EUR 100 104,440
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 300 352,548

83
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value
(000)
BELGIUM — (Continued)
Dexia SA
Δ 0.000%, 01/21/28, MTN EUR 100 $ 110,120
4.125%, 10/22/30, MTN . GBP 200 261,516
Euroclear Holding NV
1.500%, 04/11/30 ...... EUR 300 321,520
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 ...... EUR 366 376,146
Ω 2.850%, 10/22/34 ...... EUR 2,806 3,072,094
Ω 5.000%, 03/28/35 ...... EUR 793 1,007,246
Ω 3.100%, 06/22/35 ...... EUR 10,000 11,052,086
Ω 1.900%, 06/22/38 ...... EUR 1,551 1,449,322
Ω 0.400%, 06/22/40 ...... EUR 2,246 1,593,469
Ω 4.250%, 03/28/41 ...... EUR 1,798 2,107,736
Ministeries Van de Vlaamse
Gemeenschap
3.000%, 10/12/32, MTN . EUR 800 897,230
3.375%, 06/22/35, MTN . EUR 2,800 3,124,356
3.375%, 06/22/36, MTN . EUR 2,400 2,652,636
3.250%, 06/22/37, MTN . EUR 3,600 3,888,714
1.500%, 07/12/38, MTN . EUR 400 350,469
3.675%, 06/22/40, MTN . EUR 1,200 1,302,928
TOTAL BELGIUM ........ 34,024,576
CANADA — (18.0%)
Alimentation Couche-Tard, Inc.
5.592%, 09/25/30 ...... CAD 152 114,854
Bank of Montreal
3.190%, 03/01/28 ...... CAD 300 213,805
Bank of Nova Scotia (The)
3.100%, 02/02/28 ...... CAD 300 213,380
Bell Telephone Co. of Canada
or Bell Canada
5.150%, 08/24/34 ...... CAD 6,000 4,422,255
British Columbia Investment
Management Corp.
3.250%, 06/02/31 ...... CAD 600 423,022
4.900%, 06/02/33 ...... CAD 1,225 932,907
4.000%, 06/02/35 ...... CAD 1,900 1,353,234
Brookfield Corp.
5.950%, 06/14/35 ...... CAD 90 69,443
Canada Housing Trust No. 1
Ω 3.100%, 06/15/28 ...... CAD 290 207,307
Ω 2.650%, 12/15/28 ...... CAD 825 582,896
Ω 4.250%, 12/15/28 ...... CAD 445 325,900
Ω 1.750%, 06/15/30 ...... CAD 1,500 1,010,764
Ω 4.250%, 03/15/34 ...... CAD 100 74,023
Canadian Government Bond
2.500%, 12/01/32 ...... CAD 2,082 1,408,535
5.750%, 06/01/33 ...... CAD 1,852 1,504,624
Canadian National Railway Co.
4.150%, 05/10/30 ...... CAD 395 285,878
4.400%, 05/10/33 ...... CAD 2,000 1,445,828
CDP Financial, Inc.
4.200%, 12/02/30 ...... CAD 5,600 4,111,071
Face
Amount
Value
(000)
CANADA — (Continued)
3.650%, 06/02/34 ...... CAD 1,898 $ 1,331,286
3.650%, 06/02/35 ...... CAD 27,627 19,167,271
City of Montreal Canada
4.250%, 12/01/32 ...... CAD 800 585,408
4.250%, 09/01/33 ...... CAD 1,750 1,275,666
4.100%, 12/01/34 ...... CAD 3,000 2,144,834
3.900%, 09/01/35 ...... CAD 2,825 1,973,563
3.500%, 12/01/38 ...... CAD 2,377 1,527,525
CPPIB Capital, Inc.
3.000%, 06/15/28, MTN . CAD 825 588,106
3.600%, 06/02/29 ...... CAD 825 594,646
3.950%, 06/02/32 ...... CAD 7,200 5,228,128
1.500%, 03/04/33, MTN . EUR 755 772,037
4.750%, 06/02/33 ...... CAD 13,450 10,185,510
4.300%, 06/02/34 ...... CAD 21,339 15,677,248
0.750%, 02/02/37, MTN . EUR 380 326,092
Enbridge, Inc.
5.700%, 11/09/27 ...... CAD 300 219,447
2.990%, 10/03/29, MTN . CAD 272 189,988
4.240%, 08/27/42, MTN . CAD 250 156,223
4.570%, 03/11/44, MTN . CAD 1,000 642,642
Fairfax Financial Holdings, Ltd.
4.250%, 12/06/27 ...... CAD 152 109,409
3.950%, 03/03/31 ...... CAD 884 628,091
Federation des Caisses
Desjardins du Quebec
3.250%, 03/28/31, MTN . EUR 2,679 3,022,992
Fortis, Inc.
4.431%, 05/31/29 ...... CAD 300 218,264
5.677%, 11/08/33 ...... CAD 500 383,555
Hydro-Quebec
6.500%, 02/15/35 ...... CAD 1,900 1,595,385
6.000%, 02/15/40, MTN . CAD 1,600 1,312,802
Magna International, Inc.
4.375%, 03/17/32 ...... EUR 725 855,495
OMERS Finance Trust
3.125%, 01/25/29 ...... EUR 425 488,085
3.250%, 01/28/35 ...... EUR 1,000 1,121,333
Ontario Teachers' Finance Trust
1.850%, 05/03/32 ...... EUR 722 764,659
Ω 1.850%, 05/03/32 ...... EUR 300 317,725
4.300%, 06/02/34 ...... CAD 1,626 1,188,857
Province of Alberta Canada
3.900%, 12/01/33, MTN . CAD 1,000 719,293
5.200%, 05/15/34, MTN . AUD 5,000 3,474,705
3.125%, 10/16/34 ...... EUR 100 111,990
3.375%, 04/02/35, MTN . EUR 5,000 5,678,914
3.950%, 06/01/35 ...... CAD 19,625 13,999,451
Province of British Columbia
Canada
1.550%, 06/18/31 ...... CAD 2,000 1,305,728
3.200%, 06/18/32 ...... CAD 700 488,920
3.550%, 06/18/33 ...... CAD 8,903 6,280,047
5.250%, 05/23/34, MTN . AUD 8,980 6,223,982

84
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value
(000)
CANADA — (Continued)
4.150%, 06/18/34 ...... CAD 19,404 $ 14,107,649
4.000%, 06/18/35 ...... CAD 3,175 2,264,223
3.900%, 06/18/36 ...... CAD 3,742 2,619,413
4.700%, 06/18/37 ...... CAD 4,000 2,961,942
3.400%, 05/24/39 ...... EUR 1,740 1,900,940
3.500%, 05/29/40 ...... EUR 727 794,876
4.950%, 06/18/40 ...... CAD 4,900 3,657,195
Province of Manitoba Canada
3.800%, 06/02/33 ...... CAD 2,500 1,787,255
4.250%, 06/02/34 ...... CAD 11,800 8,622,407
4.850%, 08/28/34, MTN . AUD 4,233 2,824,725
3.700%, 06/02/35 ...... CAD 2,796 1,949,297
3.350%, 02/04/36 ...... EUR 3,031 3,395,587
3.800%, 06/02/36 ...... CAD 1,157 803,727
5.700%, 03/05/37 ...... CAD 6,000 4,817,322
4.600%, 03/05/38 ...... CAD 6,000 4,384,745
Province of Nova Scotia
Canada
3.850%, 06/01/35 ...... CAD 5,000 3,526,856
4.700%, 06/01/41 ...... CAD 844 607,956
Province of Ontario Canada
2.900%, 06/02/28 ...... CAD 1,400 996,611
CAONINDX+0.41%, FRN,
2.710%, 11/19/30(*), MTN CAD 3,253 2,328,868
4.050%, 02/02/32 ...... CAD 4,000 2,925,815
4.100%, 03/04/33 ...... CAD 235 171,798
5.850%, 03/08/33 ...... CAD 600 480,834
3.650%, 06/02/33 ...... CAD 5,400 3,838,336
4.150%, 06/02/34 ...... CAD 9,691 7,061,578
3.800%, 12/02/34 ...... CAD 17,338 12,281,264
3.600%, 06/02/35 ...... CAD 5,332 3,701,480
5.600%, 06/02/35 ...... CAD 625 500,757
3.250%, 07/03/35, MTN . EUR 2,200 2,476,552
3.950%, 12/02/35 ...... CAD 4,543 3,222,539
3.125%, 03/05/36, MTN . EUR 406 447,888
3.900%, 06/02/36 ...... CAD 2,639 1,856,207
4.700%, 06/02/37 ...... CAD 6,000 4,468,061
4.650%, 06/02/41 ...... CAD 783 566,890
Province of Quebec Canada
1.900%, 09/01/30 ...... CAD 491 330,745
2.100%, 05/27/31 ...... CAD 5,000 3,357,772
1.500%, 09/01/31 ...... CAD 6,000 3,888,741
6.250%, 06/01/32 ...... CAD 3,365 2,723,039
3.250%, 09/01/32 ...... CAD 3,000 2,094,258
3.600%, 09/01/33 ...... CAD 7,955 5,610,888
4.450%, 09/01/34 ...... CAD 8,300 6,138,219
3.250%, 05/22/35, MTN . EUR 6,300 7,073,703
5.100%, 06/04/35, MTN . AUD 2,500 1,704,131
4.000%, 09/01/35 ...... CAD 7,094 5,044,308
5.750%, 12/01/36 ...... CAD 400 321,654
5.000%, 12/01/38 ...... CAD 6,437 4,850,842
5.000%, 12/01/41 ...... CAD 352 261,281
Face
Amount
Value
(000)
CANADA — (Continued)
Province of Saskatchewan
Canada
3.300%, 05/08/34, MTN . EUR 1,365 $ 1,551,169
3.800%, 06/02/35 ...... CAD 896 631,853
PSP Capital, Inc.
1.500%, 03/15/28 ...... CAD 150 104,496
4.400%, 12/02/30 ...... CAD 3,400 2,519,468
4.150%, 06/01/33 ...... CAD 800 584,656
3.250%, 07/02/34, MTN . EUR 600 677,740
Rogers Communications, Inc.
5.700%, 09/21/28 ...... CAD 300 222,419
6.110%, 08/25/40 ...... CAD 2,650 2,022,319
TELUS Corp.
5.600%, 09/09/30 ...... CAD 152 114,732
5.150%, 11/26/43 ...... CAD 2,350 1,625,459
4.850%, 04/05/44 ...... CAD 3,721 2,476,069
Toronto-Dominion Bank (The)
5.491%, 09/08/28 ...... CAD 300 222,330
3.563%, 04/16/31, MTN . EUR 152 174,055
3.129%, 08/03/32, MTN . EUR 4,475 4,970,752
3.357%, 09/22/32, MTN . EUR 4,540 5,081,697
TransCanada PipeLines, Ltd.
5.277%, 07/15/30, MTN . CAD 228 170,092
5.330%, 05/12/32 ...... CAD 96 72,123
4.550%, 11/15/41, MTN . CAD 2,550 1,667,420
TOTAL CANADA ......... 308,215,051
DENMARK — (3.6%)
Denmark Government Bond
2.250%, 11/15/33 ...... DKK 40,000 5,909,262
2.250%, 11/15/35 ...... DKK 3,528 509,508
Novo Nordisk Finance
Netherlands BV
3.250%, 01/21/31, MTN . EUR 917 1,047,716
3.000%, 02/20/32, MTN . EUR 1,566 1,755,065
3.125%, 05/27/33, MTN . EUR 7,931 8,858,397
3.375%, 05/21/34, MTN . EUR 7,475 8,400,905
3.375%, 02/20/35, MTN . EUR 12,986 14,497,053
3.625%, 05/27/37, MTN . EUR 6,718 7,503,814
3.625%, 02/20/38, MTN . EUR 1,926 2,134,079
Nykredit Realkredit A/S
3.500%, 01/12/33, MTN . EUR 698 783,204
Orsted A/S
2.500%, 05/16/33, MTN . GBP 325 353,138
5.125%, 09/13/34, MTN . GBP 250 313,842
5.750%, 04/09/40, MTN . GBP 7,000 8,589,674
5.375%, 09/13/42, MTN . GBP 1,000 1,150,405
TOTAL DENMARK ....... 61,806,062
FINLAND — (1.0%)
Finland Government Bond
Ω Δ 0.000%, 09/15/30 ..... EUR 435 442,932
Ω 3.550%, 04/15/41 ...... EUR 913 1,021,398
Kuntarahoitus OYJ
1.250%, 02/23/33, MTN . EUR 3,231 3,280,079

85
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value
(000)
FINLAND — (Continued)
Nordea Bank Abp
1.125%, 09/27/27, MTN . EUR 100 $ 112,664
3.250%, 04/29/31, MTN . EUR 100 113,770
3.125%, 02/04/33, MTN . EUR 1,600 1,791,502
OP Corporate Bank PLC
1.375%, 09/04/26, MTN . GBP 492 660,417
EUR003M+0.40%, FRN,
2.693%, 03/28/27(*), MTN EUR 350 403,167
4.125%, 04/18/27, MTN . EUR 100 116,037
EUR003M+0.40%, FRN,
2.632%, 05/19/27(*), MTN EUR 4,800 5,529,430
0.100%, 11/16/27, MTN . EUR 1,128 1,250,359
4.000%, 06/13/28, MTN . EUR 200 233,621
2.875%, 11/27/29, MTN . EUR 1,776 2,017,456
Teollisuuden Voima OYJ
3.625%, 03/18/33, MTN . EUR 631 708,819
TOTAL FINLAND ......... 17,681,651
FRANCE — (6.9%)
Action Logement Services
3.125%, 09/28/37, MTN . EUR 200 208,428
Agence France Locale
3.000%, 08/20/32, MTN . EUR 3,900 4,332,304
3.125%, 03/20/33, MTN . EUR 500 553,769
3.125%, 03/20/34, MTN . EUR 300 329,300
AXA SA
3.375%, 05/31/34, MTN . EUR 1,675 1,886,106
Ayvens SA
3.875%, 07/16/29 ...... EUR 300 348,790
Banque Federative du Credit
Mutuel SA
2.625%, 11/06/29, MTN . EUR 100 111,689
4.375%, 05/02/30, MTN . EUR 500 588,631
4.750%, 11/10/31, MTN . EUR 1,700 2,038,965
BNP Paribas SA
3.625%, 09/01/29, MTN . EUR 200 230,753
2.100%, 04/07/32, MTN . EUR 400 419,148
5.750%, 06/13/32, MTN . GBP 600 814,414
4.095%, 02/13/34, MTN . EUR 1,800 2,083,713
2.000%, 09/13/36, MTN . GBP 100 94,934
BPCE SA
3.875%, 01/11/29, MTN . EUR 1,300 1,510,769
2.375%, 04/26/32, MTN . EUR 200 215,282
4.000%, 11/29/32, MTN . EUR 1,500 1,747,400
4.500%, 01/13/33, MTN . EUR 3,700 4,359,457
3.875%, 01/25/36, MTN . EUR 2,000 2,286,441
Caisse d'Amortissement de la
Dette Sociale
1.500%, 05/25/32, MTN . EUR 3,000 3,095,090
Caisse des Depots et
Consignations
3.125%, 05/25/33 ...... EUR 1,900 2,116,821
Covivio SA
4.625%, 06/05/32, MTN . EUR 400 475,032
3.625%, 06/17/34, MTN . EUR 900 993,611
Face
Amount
Value
(000)
FRANCE — (Continued)
Credit Agricole SA
1.125%, 07/12/32, MTN . EUR 100 $ 99,052
4.375%, 11/27/33, MTN . EUR 4,400 5,195,478
3.500%, 09/26/34 ...... EUR 200 222,333
3.750%, 05/27/35, MTN . EUR 2,500 2,812,606
Eastern Power Networks PLC
1.875%, 06/01/35, MTN . GBP 3,425 3,384,905
5.375%, 10/02/39, MTN . GBP 4,500 5,588,308
Electricite de France SA
6.125%, 06/02/34, MTN . GBP 450 612,606
4.750%, 10/12/34, MTN . EUR 800 967,080
5.500%, 03/27/37, MTN . GBP 2,600 3,246,835
4.625%, 01/25/43, MTN . EUR 100 111,556
French Republic Government
Bond OAT
Ω 2.500%, 05/25/30 ...... EUR 486 546,190
Ω 3.200%, 05/25/35 ...... EUR 926 1,017,114
Ω 1.250%, 05/25/38 ...... EUR 4,236 3,581,215
Ile-de-France Mobilites
3.700%, 06/14/38, MTN . EUR 2,500 2,718,875
3.400%, 05/25/43, MTN . EUR 200 199,658
JCDecaux SE
5.000%, 01/11/29 ...... EUR 400 475,004
1.625%, 02/07/30 ...... EUR 500 539,635
Klepierre SA
3.875%, 09/23/33, MTN . EUR 1,300 1,491,419
L'Oreal SA
3.375%, 01/19/36, MTN . EUR 2,600 2,897,366
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 09/07/29, MTN . EUR 200 230,264
3.000%, 03/07/32, MTN . EUR 6,000 6,729,778
3.125%, 11/07/32, MTN . EUR 400 449,830
3.500%, 09/07/33, MTN . EUR 4,400 5,019,537
3.500%, 10/05/34, MTN . EUR 5,800 6,581,809
3.375%, 02/25/36, MTN . EUR 3,300 3,655,102
Orange SA
8.125%, 11/20/28, MTN . GBP 50 71,718
5.625%, 01/23/34, MTN . GBP 100 134,737
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 1,184 1,349,441
3.750%, 02/16/32, MTN . EUR 700 785,429
3.625%, 11/03/32, MTN . EUR 1,900 2,102,180
4.250%, 05/23/34, MTN . EUR 100 112,890
Region of Ile de France
2.900%, 04/30/31, MTN . EUR 100 112,565
2.230%, 07/19/32, MTN . EUR 500 535,958
1.375%, 06/20/33, MTN . EUR 100 99,266
3.200%, 05/25/34, MTN . EUR 200 220,455
3.650%, 05/25/35, MTN . EUR 1,900 2,143,922
3.625%, 05/25/36, MTN . EUR 1,000 1,114,484
SFIL SA
3.000%, 09/24/30, MTN . EUR 400 453,477
3.250%, 11/25/30 ...... EUR 100 114,272

86
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value
(000)
FRANCE — (Continued)
2.875%, 01/22/31, MTN . EUR 400 $ 449,589
3.000%, 05/23/31, MTN . EUR 200 225,410
SNCF Reseau
5.000%, 10/10/33, MTN . EUR 85 105,163
5.250%, 01/31/35, MTN . GBP 580 767,321
Societe Generale SA
1.750%, 03/22/29, MTN . EUR 100 110,111
0.875%, 09/24/29, MTN . EUR 300 318,270
1.250%, 06/12/30 ...... EUR 100 105,464
6.250%, 06/22/33, MTN . GBP 700 984,707
TotalEnergies Capital
International SA
1.491%, 09/04/30, MTN . EUR 300 320,944
3.075%, 07/01/31, MTN . EUR 100 112,928
3.160%, 03/03/33, MTN . EUR 600 667,664
3.499%, 03/03/37, MTN . EUR 600 651,100
1.618%, 05/18/40, MTN . EUR 400 332,253
4.060%, 07/01/40, MTN . EUR 5,000 5,540,199
UNEDIC ASSEO
3.375%, 11/25/33, MTN . EUR 5,000 5,645,092
Unibail-Rodamco-Westfield SE
4.125%, 12/11/30, MTN . EUR 1,500 1,752,431
3.875%, 09/11/34, MTN . EUR 100 112,400
Veolia Environnement SA
6.125%, 11/25/33, MTN . EUR 40 52,662
Wendel SE
4.500%, 06/19/30 ...... EUR 400 470,368
3.750%, 08/11/33 ...... EUR 1,100 1,233,102
TOTAL FRANCE ......... 118,522,374
GERMANY — (4.0%)
Allianz Finance II BV
3.250%, 12/04/29, MTN . EUR 100 115,405
1.500%, 01/15/30, MTN . EUR 400 435,877
4.500%, 03/13/43 ...... GBP 3,500 3,912,408
Bayer AG
4.625%, 05/26/33, MTN . EUR 50 59,812
Bayerische
Landesbodenkreditanstalt
2.750%, 09/08/33 ...... EUR 200 221,653
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 310 350,295
Continental AG
3.625%, 11/30/27, MTN . EUR 60 69,427
Daimler Truck Finance Canada,
Inc.
2.460%, 12/15/26 ...... CAD 243 172,971
5.770%, 09/25/28 ...... CAD 300 223,260
Deutsche Bahn AG
3.375%, 01/29/38, MTN . EUR 920 1,012,361
Deutsche Bank AG
1.625%, 01/20/27, MTN . EUR 100 114,354
Deutsche Boerse AG
3.250%, 03/24/31, MTN . EUR 350 400,399
Face
Amount
Value
(000)
GERMANY — (Continued)
1.500%, 04/04/32 ...... EUR 3,200 $ 3,304,086
3.875%, 09/28/33 ...... EUR 10,000 11,646,969
Deutsche Telekom International
Finance BV
8.875%, 11/27/28, MTN . GBP 29 42,418
E.ON International Finance BV
6.375%, 06/07/32, MTN . GBP 855 1,199,990
5.875%, 10/30/37, MTN . GBP 1,400 1,830,137
6.750%, 01/27/39, MTN . GBP 2,550 3,549,013
E.ON SE
4.000%, 08/29/33, MTN . EUR 50 58,423
Fresenius SE & Co. KGaA
5.000%, 11/28/29, MTN . EUR 200 240,318
5.125%, 10/05/30, MTN . EUR 898 1,093,667
Kreditanstalt fuer Wiederaufbau
5.750%, 06/07/32, MTN . GBP 123 174,034
NRW Bank
0.625%, 11/11/27 ...... EUR 200 223,674
Robert Bosch GMBH
3.625%, 06/02/30, MTN . EUR 300 346,239
Siemens
Financieringsmaatschappij NV
3.000%, 11/22/28, MTN . EUR 400 459,341
3.125%, 05/22/32, MTN . EUR 500 565,752
3.125%, 05/27/33, MTN . EUR 6,900 7,752,598
3.000%, 09/08/33, MTN . EUR 3,300 3,671,708
3.625%, 05/27/36, MTN . EUR 1,100 1,246,759
3.375%, 02/22/37 ...... EUR 9,000 9,876,099
State of Hesse
0.625%, 08/02/28 ...... EUR 100 109,779
Traton Finance Luxembourg SA
5.625%, 01/16/29, MTN . GBP 600 813,436
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 900 1,059,755
Volkswagen Financial Services
AG
0.375%, 02/12/30, MTN . EUR 356 365,837
3.875%, 09/10/30 ...... EUR 1,174 1,352,432
3.875%, 11/19/31 ...... EUR 400 457,026
Volkswagen International
Finance NV
1.250%, 09/23/32, MTN . EUR 700 683,664
4.125%, 09/02/35, MTN . EUR 1,100 1,224,472
Volkswagen Leasing GmbH
4.750%, 09/25/31, MTN . EUR 1,238 1,474,837
Vonovia Se
5.500%, 01/18/36, MTN . GBP 5,000 6,392,567
Vonovia SE
4.250%, 04/10/34, MTN . EUR 400 459,524
TOTAL GERMANY ....... 68,762,776
HONG KONG — (0.0%)
Prudential Funding Asia PLC
5.875%, 05/11/29 ...... GBP 75 102,767
TOTAL HONG KONG ..... 102,767

87
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value
(000)
IRELAND — (0.1%)
ESB Finance DAC
4.250%, 03/03/36, MTN . EUR 900 $ 1,057,208
Ireland Government Bond
0.200%, 10/18/30 ...... EUR 254 261,041
TOTAL IRELAND ......... 1,318,249
ITALY — (1.0%)
Autostrade per l'Italia SpA
2.250%, 01/25/32, MTN . EUR 1,900 2,011,167
ENEL Finance International NV
5.750%, 09/14/40, MTN . GBP 2,000 2,513,196
Enel SpA
5.750%, 06/22/37, MTN . GBP 789 1,019,036
Eni SpA
3.875%, 01/15/34, MTN . EUR 1,141 1,306,684
Intesa Sanpaolo SpA
5.125%, 08/29/31, MTN . EUR 374 459,772
6.625%, 05/31/33, MTN . GBP 4,040 5,746,846
2.625%, 03/11/36, MTN . GBP 1,966 2,020,612
Italy Buoni Poliennali Del
Tesoro
4.350%, 11/01/33 ...... EUR 254 304,871
Ω 3.350%, 03/01/35 ...... EUR 1,203 1,339,790
Ω 3.250%, 03/01/38 ...... EUR 633 672,874
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 113 129,689
TOTAL ITALY ........... 17,524,537
JAPAN — (19.6%)
American Honda Finance Corp.
3.650%, 04/23/31, MTN . EUR 533 606,542
3.500%, 06/27/31 ...... EUR 700 791,720
3.950%, 03/19/32, MTN . EUR 6,015 6,899,441
Honda Canada Finance, Inc.
5.730%, 09/28/28 ...... CAD 300 223,091
Japan Government Five Year
Bond
0.400%, 12/20/28 ...... JPY 1,715,050 10,474,380
Japan Government Ten Year
Bond
0.100%, 12/20/27 ...... JPY 1,580,400 9,755,353
0.600%, 12/20/33 ...... JPY 3,018,800 16,639,849
0.800%, 03/20/34 ...... JPY 2,997,750 16,662,764
1.100%, 06/20/34 ...... JPY 1,474,250 8,335,612
1.400%, 03/20/35 ...... JPY 2,329,000 13,261,807
1.700%, 09/20/35 ...... JPY 4,527,700 26,187,438
2.400%, 03/20/36 ...... JPY 4,394,200 26,777,506
Japan Government Thirty Year
Bond
2.800%, 09/20/29 ...... JPY 480,000 3,116,858
2.900%, 11/20/30 ...... JPY 450,000 2,939,802
2.500%, 06/20/36 ...... JPY 5,646,550 34,588,554
Japan Government Twenty Year
Bond
2.100%, 03/20/30 ...... JPY 500,000 3,173,245
1.400%, 09/20/34 ...... JPY 2,225,650 12,807,360
Face
Amount
Value
(000)
JAPAN — (Continued)
1.200%, 09/20/35 ...... JPY 2,618,750 $ 14,481,947
1.000%, 12/20/35 ...... JPY 5,417,600 29,209,617
0.400%, 03/20/36 ...... JPY 3,836,900 19,328,964
0.600%, 12/20/37 ...... JPY 1,882,550 9,115,928
0.400%, 09/20/40 ...... JPY 6,442,500 27,259,797
0.900%, 06/20/42 ...... JPY 1,672,150 7,249,291
1.600%, 03/20/44 ...... JPY 2,877,900 13,427,308
JT International Financial
Services BV
2.750%, 09/28/33, MTN . GBP 315 352,102
3.625%, 04/11/34, MTN . EUR 1,825 2,037,417
Mizuho Financial Group, Inc.
0.797%, 04/15/30, MTN . EUR 266 277,696
4.416%, 05/20/33, MTN . EUR 2,586 3,059,447
3.767%, 08/27/34, MTN . EUR 1,183 1,342,691
NTT Finance Corp.
Ω 3.678%, 07/16/33 ...... EUR 8,023 9,048,085
3.678%, 07/16/33 ...... EUR 1,408 1,587,898
Ω 4.091%, 07/16/37 ...... EUR 725 814,876
ORIX Corp.
3.447%, 10/22/31, MTN . EUR 2,301 2,605,006
Sumitomo Mitsui Financial
Group, Inc.
0.632%, 10/23/29, MTN . EUR 194 204,402
TOTAL JAPAN ........... 334,643,794
LUXEMBOURG — (0.7%)
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 500 567,796
Eurofins Scientific SE
3.875%, 02/05/33 ...... EUR 2,532 2,872,400
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 3,000 3,633,901
4.375%, 04/25/34 ...... EUR 2,700 3,142,506
SELP Finance Sarl
3.750%, 01/16/32, MTN . EUR 775 880,486
TOTAL LUXEMBOURG .... 11,097,089
NETHERLANDS — (1.7%)
ABN AMRO Bank NV
EUR003M+0.35%, FRN,
2.545%, 02/25/27(*), MTN EUR 2,000 2,303,515
4.250%, 02/21/30, MTN . EUR 200 235,729
BBSW3M+0.90%, FRN,
5.350%, 08/27/30(*), MTN AUD 5,000 3,523,343
3.000%, 10/01/31 ...... EUR 2,000 2,255,069
3.000%, 09/22/32, MTN . EUR 3,200 3,564,709
4.500%, 11/21/34 ...... EUR 600 718,851
BNG Bank NV
0.125%, 04/19/33, MTN . EUR 1,600 1,493,788
5.000%, 03/13/34, MTN . AUD 386 264,530
3.500%, 09/27/38, MTN . EUR 400 450,598
Cooperatieve Rabobank UA
BBSW3M+1.18%, FRN,
5.647%, 01/19/28(*), MTN AUD 700 496,390

88
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value
(000)
NETHERLANDS — (Continued)
BBSW3M+0.75%, FRN,
5.196%, 05/26/28(*), MTN AUD 3,100 $ 2,186,084
BBSW3M+1.03%, FRN,
5.476%, 02/26/29(*), MTN AUD 1,500 1,064,104
4.000%, 01/10/30, MTN . EUR 200 234,248
3.822%, 07/26/34, MTN . EUR 200 230,937
5.250%, 05/23/41, MTN . GBP 1,467 1,826,199
CTP NV
1.500%, 09/27/31, MTN . EUR 325 329,838
Enexis Holding NV
0.750%, 07/02/31, MTN . EUR 375 378,053
0.625%, 06/17/32, MTN . EUR 1,475 1,433,912
3.250%, 04/09/33, MTN . EUR 3,271 3,666,385
3.625%, 06/12/34, MTN . EUR 350 399,110
Koninklijke Philips NV
4.250%, 09/08/31, MTN . EUR 788 928,793
Nederlandse Waterschapsbank
NV
Δ 0.000%, 02/16/37, MTN EUR 400 317,990
Netherlands Government Bond
Ω Δ 0.000%, 07/15/30 ..... EUR 242 248,564
TOTAL NETHERLANDS ... 28,550,739
NEW ZEALAND — (3.0%)
New Zealand Government Bond
1.500%, 05/15/31 ...... NZD 316 164,411
2.000%, 05/15/32 ...... NZD 13,991 7,259,215
3.500%, 04/14/33 ...... NZD 34,343 19,138,106
4.250%, 05/15/34 ...... NZD 16,730 9,671,348
4.250%, 05/15/36 ...... NZD 133 75,495
2.750%, 04/15/37 ...... NZD 24,885 12,162,383
1.750%, 05/15/41 ...... NZD 341 131,972
New Zealand Local Government
Funding Agency Bond
3.500%, 04/14/33 ...... NZD 4,000 2,194,763
TOTAL NEW ZEALAND .... 50,797,693
NORWAY — (0.5%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 3,549 4,077,094
Equinor ASA
1.375%, 05/22/32, MTN . EUR 2,584 2,635,241
1.625%, 02/17/35, MTN . EUR 713 691,869
4.250%, 04/10/41, MTN . GBP 325 361,746
TOTAL NORWAY ........ 7,765,950
SINGAPORE — (0.8%)
P3 Group Sarl
3.375%, 03/22/31, MTN . EUR 1,294 1,443,544
3.750%, 04/02/33, MTN . EUR 3,114 3,457,924
Temasek Financial I, Ltd.
3.250%, 02/15/27, MTN . EUR 150 172,859
1.500%, 03/01/28, MTN . EUR 850 954,426
3.500%, 02/15/33, MTN . EUR 6,655 7,641,481
TOTAL SINGAPORE ...... 13,670,234
Face
Amount
Value
(000)
SPAIN — (1.1%)
Abertis France SAS
1.625%, 09/18/29, MTN . EUR 1,200 $ 1,304,745
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 6,900 8,229,616
Adif Alta Velocidad
3.900%, 04/30/33, MTN . EUR 500 586,455
3.650%, 04/30/34, MTN . EUR 1,000 1,148,850
Banco Bilbao Vizcaya
Argentaria SA
3.875%, 01/15/34, MTN . EUR 200 233,942
Banco Santander SA
1.750%, 02/17/27, MTN . GBP 100 132,574
4.250%, 06/12/30, MTN . EUR 200 236,551
3.500%, 02/17/35, MTN . EUR 700 779,575
CaixaBank SA
4.250%, 09/06/30, MTN . EUR 300 355,900
Cellnex Finance Co. SA
3.500%, 05/22/32, MTN . EUR 600 673,547
3.875%, 01/19/36, MTN . EUR 600 664,860
Criteria Caixa SA
3.250%, 02/25/31, MTN . EUR 100 112,918
Iberdrola Finanzas SA
5.250%, 10/31/36, MTN . GBP 100 128,012
Merlin Properties Socimi SA
3.500%, 09/04/33, MTN . EUR 700 774,104
Spain Government Bond
Ω 4.200%, 01/31/37 ...... EUR 64 77,104
Ω 0.850%, 07/30/37 ...... EUR 377 322,930
Telefonica Emisiones SA
3.724%, 01/23/34 ...... EUR 1,400 1,562,298
4.055%, 01/24/36, MTN . EUR 1,800 2,008,453
Telefonica Europe BV
5.875%, 02/14/33, MTN . EUR 31 39,625
TOTAL SPAIN ........... 19,372,059
SUPRANATIONAL — (0.6%)
European Financial Stability
Facility
3.375%, 08/30/38, MTN . EUR 354 397,895
European Investment Bank
5.625%, 06/07/32 ...... GBP 124 174,321
3.875%, 06/08/37, MTN . GBP 200 239,555
European Union
3.250%, 07/04/34 ...... EUR 210 239,614
3.375%, 10/04/39, MTN . EUR 2,172 2,381,902
3.625%, 12/12/40, MTN . EUR 666 742,059
Inter-American Development
Bank
5.000%, 07/20/30, MTN . GBP 175 238,680
4.375%, 08/18/32, MTN . GBP 3,900 5,142,849
International Finance Corp.
1.500%, 04/15/35, MTN . AUD 600 308,236
TOTAL SUPRANATIONAL . 9,865,111

89
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value
(000)
SWEDEN — (1.3%)
Castellum AB
4.125%, 12/10/30, MTN . EUR 500 $ 576,764
Electrolux AB
2.500%, 05/18/30, MTN . EUR 1,160 1,265,053
Investor AB
3.500%, 03/31/34, MTN . EUR 2,125 2,411,940
0.375%, 10/29/35, MTN . EUR 601 506,862
5.500%, 05/05/37, MTN . GBP 3,000 3,981,896
4.000%, 03/31/38, MTN . EUR 1,135 1,302,907
Molnlycke Holding AB
4.250%, 06/11/34, MTN . EUR 143 165,705
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.852%, 05/03/27(*), MTN EUR 760 875,637
3.875%, 05/09/28, MTN . EUR 322 375,151
3.375%, 05/07/31, MTN . EUR 2,425 2,776,071
3.000%, 02/10/32, MTN . EUR 100 112,270
3.200%, 09/30/33, MTN . EUR 500 558,969
Svenska Handelsbanken AB
3.875%, 05/10/27, MTN . EUR 100 115,921
3.750%, 11/01/27, MTN . EUR 3,285 3,813,298
3.375%, 02/17/28 ...... EUR 100 115,659
0.050%, 09/06/28, MTN . EUR 525 567,139
3.250%, 08/27/31 ...... EUR 100 113,392
3.125%, 02/16/33, MTN . EUR 1,000 1,120,997
Swedbank AB
4.125%, 11/13/28, MTN . EUR 800 939,142
TOTAL SWEDEN ......... 21,694,773
SWITZERLAND — (1.9%)
Nestle Finance International,
Ltd.
2.875%, 01/14/32, MTN . EUR 4,078 4,582,835
0.625%, 02/14/34, MTN . EUR 163 152,443
3.375%, 11/15/34, MTN . EUR 444 505,435
1.500%, 03/29/35, MTN . EUR 2,485 2,401,843
3.750%, 11/14/35 ...... EUR 6,593 7,604,715
3.250%, 01/23/37, MTN . EUR 7,699 8,408,124
1.750%, 11/02/37, MTN . EUR 606 560,434
5.125%, 12/07/38, MTN . GBP 6,833 8,643,474
UBS Group AG
0.875%, 11/03/31 ...... EUR 300 299,503
TOTAL SWITZERLAND .... 33,158,806
UNITED KINGDOM — (8.0%)
Barclays PLC
3.250%, 02/12/27, MTN . GBP 589 787,024
3.250%, 01/17/33, MTN . GBP 3,112 3,630,257
BAT International Finance PLC
2.250%, 01/16/30, MTN . EUR 361 398,831
4.125%, 04/12/32, MTN . EUR 100 116,128
6.000%, 11/24/34, MTN . GBP 1,013 1,369,605
British Telecommunications,
Ltd.
4.250%, 01/06/33, MTN . EUR 378 442,689
Face
Amount
Value
(000)
UNITED KINGDOM — (Continued)
5.750%, 02/13/41, MTN . GBP 4,374 $ 5,420,554
5.625%, 12/03/41, MTN . GBP 650 793,734
BUPA Finance PLC
5.000%, 10/12/30 ...... EUR 830 1,000,574
Cadent Finance PLC
5.750%, 03/14/34, MTN . GBP 348 462,965
2.250%, 10/10/35, MTN . GBP 200 199,124
5.625%, 01/11/36 ...... GBP 1,024 1,325,038
5.625%, 10/19/36, MTN . GBP 300 385,321
3.125%, 03/21/40, MTN . GBP 1,086 1,016,481
Centrica PLC
4.250%, 09/12/44, MTN . GBP 453 452,231
CK Hutchison Europe Finance
21, Ltd.
1.000%, 11/02/33 ...... EUR 241 226,731
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 1,120 1,156,833
Diageo Finance PLC
2.750%, 06/08/38 ...... GBP 1,900 1,864,668
GlaxoSmithKline Capital PLC
5.250%, 12/19/33, MTN . GBP 75 100,977
1.625%, 05/12/35, MTN . GBP 1,215 1,190,872
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 8,654 9,640,101
Lloyds Bank PLC
6.500%, 09/17/40, MTN . GBP 2,722 3,779,528
Lloyds Banking Group PLC
4.250%, 11/22/27, MTN . AUD 220 152,498
Lseg Netherlands BV
3.000%, 11/06/31 ...... EUR 685 761,485
Motability Operations Group
PLC
3.625%, 01/22/33, MTN . EUR 983 1,106,018
3.625%, 03/10/36, MTN . GBP 3,303 3,680,207
2.375%, 07/03/39, MTN . GBP 2,526 2,228,822
1.500%, 01/20/41, MTN . GBP 1,294 940,104
National Gas Transmission PLC
4.250%, 04/05/30, MTN . EUR 200 234,801
5.500%, 02/04/34, MTN . GBP 898 1,195,302
5.750%, 04/05/35 ...... GBP 570 760,668
National Grid Electricity
Transmission PLC
2.000%, 04/17/40, MTN . GBP 3,200 2,614,486
National Grid North America,
Inc.
4.668%, 09/12/33, MTN . EUR 1,243 1,488,086
National Grid PLC
3.245%, 03/30/34, MTN . EUR 772 840,646
4.275%, 01/16/35, MTN . EUR 215 250,038
Nationwide Building Society
5.350%, 03/15/28, MTN . AUD 1,200 843,655
NatWest Markets PLC
1.375%, 03/02/27, MTN . EUR 217 247,686

90
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value
(000)
UNITED KINGDOM — (Continued)
Reckitt Benckiser Treasury
Services PLC
5.000%, 12/20/32 ...... GBP 5,000 $ 6,618,393
Segro PLC
3.500%, 09/24/32, MTN . EUR 6,874 7,742,013
5.750%, 06/20/35 ...... GBP 1,400 1,893,128
Severn Trent Utilities Finance
PLC
4.250%, 01/29/40, MTN . EUR 373 412,874
Southern Gas Networks PLC
4.875%, 03/21/29, MTN . GBP 60 80,673
6.625%, 03/14/35, MTN . GBP 1,400 1,961,656
3.100%, 09/15/36, MTN . GBP 408 422,537
6.250%, 05/07/39, MTN . GBP 524 686,674
6.375%, 05/15/40, MTN . GBP 674 885,029
SSE PLC
6.250%, 08/27/38, MTN . GBP 3,128 4,203,789
Standard Chartered PLC
4.375%, 01/18/38, MTN . GBP 7,550 8,726,813
Tesco Corporate Treasury
Services PLC
5.500%, 02/27/35, MTN . GBP 932 1,216,181
United Kingdom Gilt
3.250%, 01/31/33 ...... GBP 7,000 8,636,486
0.875%, 07/31/33 ...... GBP 8,781 9,078,872
4.500%, 03/07/35 ...... GBP 12,721 16,553,597
0.625%, 07/31/35 ...... GBP 2,349 2,168,229
4.250%, 03/07/36 ...... GBP 2,215 2,797,861
4.875%, 07/31/36 ...... GBP 1,578 2,085,023
1.125%, 01/31/39 ...... GBP 3,637 3,045,985
4.375%, 01/31/40 ...... GBP 167 203,042
5.250%, 01/31/41 ...... GBP 2,356 3,110,121
United Utilities Water Finance
PLC
5.875%, 12/08/39, MTN . GBP 744 941,725
WPP Finance 2013
4.000%, 09/12/33, MTN . EUR 200 224,554
TOTAL UNITED KINGDOM . 136,800,023
UNITED STATES — (17.7%)
3M Co.
1.750%, 05/15/30, MTN . EUR 232 251,130
Alphabet, Inc.
4.625%, 11/13/32 ...... GBP 1,000 1,298,880
3.000%, 05/06/33 ...... EUR 17,335 19,167,316
2.822%, 05/16/33 ...... JPY 2,120,000 13,159,364
3.625%, 05/11/34 ...... EUR 7,500 8,539,226
3.125%, 11/06/34 ...... EUR 2,634 2,881,868
3.375%, 05/06/37 ...... EUR 3,354 3,628,178
4.100%, 05/11/39 ...... EUR 738 833,449
5.500%, 11/13/41 ...... GBP 320 396,801
Altria Group, Inc.
3.125%, 06/15/31 ...... EUR 2,676 3,006,579
Amazon.com, Inc.
3.350%, 03/16/32 ...... EUR 1,000 1,134,215
Face
Amount
Value
(000)
UNITED STATES — (Continued)
3.700%, 03/16/35 ...... EUR 8,179 $ 9,209,418
American Tower Corp.
4.625%, 05/16/31 ...... EUR 527 629,747
4.100%, 05/16/34 ...... EUR 1,150 1,323,153
Apple, Inc.
3.050%, 07/31/29 ...... GBP 800 1,030,661
AT&T, Inc.
4.300%, 11/18/34 ...... EUR 114 132,107
7.000%, 04/30/40, MTN . GBP 3,100 4,263,907
4.250%, 06/01/43 ...... GBP 587 581,938
4.875%, 06/01/44 ...... GBP 406 431,224
Baker Hughes Holdings LLC
3.226%, 03/11/30 ...... EUR 901 1,028,716
Berkshire Hathaway Finance
Corp.
2.000%, 03/18/34 ...... EUR 3,984 4,060,467
2.375%, 06/19/39 ...... GBP 11,963 10,893,585
Blackrock, Inc.
3.750%, 07/18/35 ...... EUR 11,667 13,307,006
Booking Holdings, Inc.
4.750%, 11/15/34 ...... EUR 141 168,943
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 181 212,877
Capital One Financial Corp.
1.650%, 06/12/29 ...... EUR 800 872,350
Citigroup, Inc.
1.750%, 10/23/26 ...... GBP 1,025 1,371,430
6.800%, 06/25/38, MTN . GBP 4,282 6,142,398
CNH Industrial Capital Canada,
Ltd.
4.000%, 04/11/28 ...... CAD 300 215,052
Colgate-Palmolive Co.
1.375%, 03/06/34, MTN . EUR 2,056 2,013,397
3.250%, 11/10/35 ...... EUR 2,751 3,028,847
Comcast Corp.
1.875%, 02/20/36 ...... GBP 2,769 2,610,413
5.250%, 09/26/40 ...... GBP 1,416 1,666,302
Digital Dutch Finco BV
3.875%, 09/13/33 ...... EUR 2,042 2,282,772
3.875%, 07/15/34 ...... EUR 1,488 1,649,857
3.875%, 03/15/35 ...... EUR 2,702 2,974,135
Digital Euro Finco LLC
4.250%, 11/20/37 ...... EUR 701 771,738
Dow Chemical Co. (The)
1.125%, 03/15/32 ...... EUR 170 166,625
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 237 272,456
3.850%, 06/15/34 ...... EUR 370 417,683
Equinix Europe 2 Financing
Corp. LLC
3.650%, 09/03/33 ...... EUR 922 1,028,414
4.000%, 05/19/34 ...... EUR 941 1,061,242
Equinix, Inc.
1.000%, 03/15/33 ...... EUR 700 662,927

91
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value
(000)
UNITED STATES — (Continued)
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 1,220 $ 1,365,439
Exxon Mobil Corp.
0.524%, 06/26/28 ...... EUR 439 481,901
0.835%, 06/26/32 ...... EUR 7,303 7,200,853
1.408%, 06/26/39 ...... EUR 9,481 7,823,450
FedEx Corp.
0.950%, 05/04/33 ...... EUR 200 186,002
4.125%, 07/30/37 ...... EUR 425 476,095
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 2,185 2,552,244
GE Capital UK Funding
Unlimited Co.
5.875%, 01/18/33, MTN . GBP 146 201,106
General Mills, Inc.
3.850%, 04/23/34 ...... EUR 498 563,859
General Motors Financial Co.,
Inc.
4.000%, 07/10/30, MTN . EUR 250 290,556
3.700%, 07/14/31, MTN . EUR 1,670 1,901,453
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 8,369 9,859,326
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 254 277,514
0.875%, 05/09/29, MTN . EUR 435 467,303
0.750%, 03/23/32, MTN . EUR 235 229,859
1.000%, 03/18/33, MTN . EUR 66 63,539
Haleon UK Capital PLC
3.375%, 03/29/38, MTN . GBP 150 157,278
IHG Finance LLC
3.375%, 09/10/30, MTN . EUR 571 646,515
International Business Machines
Corp.
3.150%, 02/10/33 ...... EUR 1,873 2,063,504
3.450%, 02/03/34 ...... EUR 750 830,803
3.850%, 02/03/38 ...... EUR 694 759,756
4.875%, 02/06/38 ...... GBP 3,000 3,538,072
Jefferies Financial Group, Inc.
4.000%, 04/16/29, MTN . EUR 100 116,060
Liberty Mutual Group, Inc.
Ω 4.625%, 12/02/30 ...... EUR 100 119,397
4.625%, 12/02/30 ...... EUR 200 238,794
Ω 3.875%, 09/26/35 ...... EUR 1,588 1,772,229
3.875%, 09/26/35 ...... EUR 693 773,397
Manpowergroup, Inc.
3.750%, 12/13/30 ...... EUR 1,875 2,133,766
Mastercard, Inc.
1.000%, 02/22/29 ...... EUR 100 108,930
McDonald's Corp.
5.875%, 04/23/32, MTN . GBP 190 264,389
Nasdaq, Inc.
0.900%, 07/30/33 ...... EUR 855 805,662
Face
Amount
Value
(000)
UNITED STATES — (Continued)
Nestle Capital Corp.
4.750%, 03/22/36 ...... GBP 2,024 $ 2,554,544
Nestle Holdings, Inc.
5.125%, 09/21/32 ...... GBP 470 636,130
Novartis Finance SA
3.500%, 05/13/35 ...... EUR 700 792,577
PepsiCo, Inc.
3.550%, 07/22/34 ...... GBP 300 361,983
Philip Morris International, Inc.
0.800%, 08/01/31 ...... EUR 296 297,002
2.000%, 05/09/36 ...... EUR 100 96,003
1.875%, 11/06/37 ...... EUR 300 272,697
1.450%, 08/01/39 ...... EUR 1,560 1,271,530
Procter & Gamble Co. (The)
2.900%, 11/03/33 ...... EUR 696 770,140
3.200%, 04/29/34 ...... EUR 800 899,197
Public Storage Operating Co.
3.500%, 01/20/34 ...... EUR 1,831 2,028,142
Realty Income Corp.
4.875%, 07/06/30 ...... EUR 769 920,943
3.375%, 06/20/31 ...... EUR 1,129 1,273,896
5.125%, 07/06/34 ...... EUR 5,118 6,245,075
3.875%, 06/20/35 ...... EUR 3,353 3,738,280
6.000%, 12/05/39 ...... GBP 1,079 1,410,049
5.250%, 09/04/41 ...... GBP 1,307 1,559,987
Robert Bosch Finance LLC
3.250%, 05/28/31, MTN . EUR 1,500 1,691,863
Roche Finance Europe BV
3.227%, 05/03/30 ...... EUR 118 135,878
3.355%, 02/27/35 ...... EUR 300 339,113
Sanofi SA
EUR003M+0.30%, FRN,
2.673%, 03/11/27(*), MTN EUR 3,000 3,453,290
0.875%, 03/21/29, MTN . EUR 300 326,599
1.500%, 04/01/30, MTN . EUR 900 974,492
2.750%, 03/11/31, MTN . EUR 1,600 1,793,338
3.375%, 05/05/33, MTN . EUR 1,100 1,253,513
3.750%, 05/05/37, MTN . EUR 1,800 2,047,718
Shell International Finance BV
0.500%, 11/08/31, MTN . EUR 3,478 3,448,278
1.875%, 04/07/32, MTN . EUR 7,953 8,379,973
1.250%, 11/11/32, MTN . EUR 440 441,021
Timken Co. (The)
4.125%, 05/23/34 ...... EUR 6,865 7,846,982
Verizon Communications, Inc.
2.375%, 03/22/28 ...... CAD 300 210,108
1.300%, 05/18/33 ...... EUR 190 183,942
4.750%, 02/17/34, MTN . GBP 992 1,245,149
4.750%, 10/31/34 ...... EUR 100 119,791
3.375%, 10/27/36 ...... GBP 6,230 6,632,179
1.875%, 11/03/38 ...... GBP 808 684,874
Visa, Inc.
2.000%, 06/15/29 ...... EUR 1,145 1,278,228
3.125%, 05/15/33 ...... EUR 8,185 9,159,535

92
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value
(000)
UNITED STATES — (Continued)
2.375%, 06/15/34 ...... EUR 13,241 $ 13,951,158
W.P. Carey, Inc.
4.250%, 07/23/32 ...... EUR 803 930,491
3.700%, 11/19/34 ...... EUR 100 110,037
Walmart, Inc.
5.625%, 03/27/34 ...... GBP 4,851 6,673,365
5.250%, 09/28/35 ...... GBP 7,132 9,479,649
4.875%, 01/19/39 ...... GBP 5,515 6,875,576
Wells Fargo & Co.
0.625%, 08/14/30 ...... EUR 767 787,747
4.625%, 11/02/35 ...... GBP 4,873 6,041,623
Welltower OP LLC
4.500%, 12/01/34 ...... GBP 1,021 1,266,622
TOTAL UNITED STATES .. 301,938,151
TOTAL BONDS .......... 1,707,458,368
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,750,767,132) ..... $1,707,758,060
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $54,977,868 which represented 3.2% of the net assets of the Fund.
(*) The Adjustable rate shown is effective as of July 31, 2026.
Δ Zero Coupon Security
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CHF Swiss Franc
CAD Canadian Dollars
CAONINDX Canadian Overnight Index (CORRA)
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
USD United States Dollars

93
Dimensional International Core Fixed Income ETF
continued
As of July 31, 2026, Dimensional International Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 6,000,166 DKK 38,478,179 Citigroup 08/07/26 $ 76,529
USD 4,122,998 CAD 5,768,336 Citigroup 08/07/26 10,587
USD 3,015,593 CAD 4,208,977 Citigroup 08/07/26 14,894
USD 9,888,776 CAD 13,705,385 Citigroup 08/07/26 117,816
USD 26,570,099 GBP 19,729,584 RBC Dominion Securities 08/10/26 19,152
USD 18,500,717 CAD 25,611,076 State Street Bank and Trust 08/10/26 239,448
USD 24,396,485 CAD 33,896,156 State Street Bank and Trust 08/11/26 226,708
USD 16,174,508 CAD 22,470,020 Citigroup 08/12/26 151,476
USD 29,958,495 CAD 41,624,764 Citigroup 08/13/26 275,201
EUR 5,230,749 USD 5,987,077 State Street Bank and Trust 08/13/26 33,384
USD 1,321,161 AUD 1,868,064 BNY Capital Markets 08/14/26 9,395
JPY 474,321,101 USD 2,915,452 Citigroup 08/14/26 65,870
USD 24,274,384 CAD 33,833,103 RBC Dominion Securities 08/14/26 146,392
JPY 592,346,352 USD 3,657,229 State Street Bank and Trust 08/14/26 65,934
USD 24,807,192 CAD 34,606,259 Citigroup 08/17/26 124,577
USD 294,308 CHF 231,880 Citigroup 08/17/26 7,286
USD 2,969,203 EUR 2,552,075 RBC Dominion Securities 08/17/26 31,347
USD 2,969,280 EUR 2,552,075 RBC Dominion Securities 08/17/26 31,424
USD 3,735,457 EUR 3,244,665 RBC Dominion Securities 08/17/26 315
USD 3,735,172 EUR 3,244,665 State Street Bank and Trust 08/17/26 31
EUR 2,747,893 USD 3,133,733 BNY Capital Markets 08/21/26 30,062
USD 10,334,241 AUD 14,657,190 Citigroup 08/21/26 43,356
USD 33,618,500 GBP 24,959,658 Citigroup 08/21/26 29,550
USD 61,067,201 EUR 52,543,292 RBC Dominion Securities 08/21/26 571,323
EUR 2,599,447 USD 2,977,155 BNY Capital Markets 08/24/26 16,095
EUR 2,599,447 USD 2,976,816 BNY Capital Markets 08/24/26 16,433
EUR 1,104,445 USD 1,264,720 Citigroup 08/24/26 7,043
AUD 8,746,823 USD 6,071,821 Citigroup 08/24/26 68,987
DKK 459,199 USD 69,982 Citigroup 08/24/26 776
GBP 2,285,777 USD 3,046,323 BNY Capital Markets 08/26/26 29,700
AUD 1,676,046 USD 1,171,861 Citigroup 08/31/26 4,657
EUR 1,778,983 USD 2,034,042 Citigroup 09/01/26 15,121
EUR 2,075,459 USD 2,365,046 BNY Capital Markets 09/08/26 26,302
EUR 4,547,570 USD 5,183,304 RBC Dominion Securities 09/08/26 56,416
EUR 1,592,448 USD 1,813,617 State Street Bank and Trust 09/08/26 21,205
EUR 2,328,528 USD 2,652,439 State Street Bank and Trust 09/08/26 30,496
USD 5,756,432 CAD 8,013,028 RBC Dominion Securities 09/15/26 33,735
USD 1,585,810 CAD 2,216,778 Citigroup 10/19/26 126
Total Appreciation $2,649,149
USD 833,795 GBP 628,219 BNY Capital Markets 08/10/26 $ (11,626)
USD 1,279,047 GBP 951,231 Citigroup 08/10/26 (1,065)
USD 990,758 GBP 740,771 Citigroup 08/10/26 (6,129)
USD 1,314,257 GBP 992,331 Citigroup 08/10/26 (21,166)
USD 57,521,220 EUR 50,265,536 BNY Capital Markets 08/13/26 (333,147)
CAD 10,475,997 USD 7,483,930 Citigroup 08/13/26 (13,326)
USD 8,237,285 JPY 1,315,796,825 BNY Capital Markets 08/14/26 (33,091)
USD 1,205,618 JPY 192,581,391 BNY Capital Markets 08/14/26 (4,843)
USD 7,693,117 JPY 1,226,691,138 BNY Capital Markets 08/14/26 (17,189)
USD 1,003,220 JPY 159,955,612 BNY Capital Markets 08/14/26 (2,173)
USD 4,462,430 EUR 3,910,493 BNY Capital Markets 08/17/26 (39,189)
USD 6,058,577 EUR 5,315,662 BNY Capital Markets 08/17/26 (60,622)
USD 1,060,649 EUR 926,903 Citigroup 08/17/26 (6,368)

94
Dimensional International Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 709,698 EUR 622,436 Citigroup 08/17/26 $ (6,828)
USD 3,010,197 EUR 2,636,633 Citigroup 08/17/26 (25,000)
CHF 231,880 USD 287,424 Citigroup 08/17/26 (402)
USD 3,009,957 EUR 2,636,632 Citigroup 08/17/26 (25,239)
USD 3,735,131 EUR 3,244,665 RBC Dominion Securities 08/17/26 (10)
USD 3,936,898 EUR 3,449,807 State Street Bank and Trust 08/17/26 (34,395)
USD 12,028,212 EUR 10,548,843 State Street Bank and Trust 08/17/26 (115,236)
USD 1,582,895 EUR 1,380,776 State Street Bank and Trust 08/17/26 (6,604)
USD 725,538 EUR 636,537 State Street Bank and Trust 08/17/26 (7,220)
USD 9,281,796 NZD 15,847,618 BNY Capital Markets 08/19/26 (35,593)
USD 6,272,355 NZD 10,698,146 RBC Dominion Securities 08/21/26 (17,880)
USD 386,045 DKK 2,523,086 Citigroup 08/24/26 (2,734)
USD 5,634,461 NZD 9,620,667 Citigroup 08/24/26 (22,793)
USD 14,089,988 AUD 20,149,247 Citigroup 08/24/26 (56,024)
USD 58,999,737 EUR 51,620,255 RBC Dominion Securities 08/24/26 (440,720)
USD 6,325,994 NZD 10,916,768 Citigroup 08/26/26 (93,823)
USD 34,666,797 GBP 25,958,985 Citigroup 08/26/26 (266,821)
USD 796,115 NZD 1,396,672 BNY Capital Markets 08/28/26 (25,279)
USD 395,067 NZD 681,714 Citigroup 08/28/26 (5,853)
USD 74,663 NZD 127,648 Citigroup 08/28/26 (408)
USD 181,559 NZD 314,632 Citigroup 08/28/26 (3,479)
USD 229,227 NZD 405,359 Citigroup 08/28/26 (9,168)
USD 10,559,504 AUD 15,337,142 State Street Bank and Trust 08/28/26 (207,226)
USD 4,773,039 NZD 8,413,044 BNY Capital Markets 08/31/26 (175,214)
USD 13,380,402 AUD 19,413,264 RBC Dominion Securities 08/31/26 (246,939)
USD 50,732,650 EUR 44,367,618 RBC Dominion Securities 08/31/26 (371,115)
USD 58,035,746 EUR 50,848,962 Citigroup 09/01/26 (535,801)
USD 54,883,687 EUR 47,967,641 Citigroup 09/04/26 (375,731)
USD 27,748,330 GBP 20,802,424 BNY Capital Markets 09/08/26 (245,843)
USD 16,993,461 EUR 14,820,516 Citigroup 09/08/26 (82,771)
USD 5,736,966 NZD 10,024,666 Citigroup 09/08/26 (160,579)
USD 48,774,470 EUR 42,608,988 State Street Bank and Trust 09/08/26 (319,703)
USD 5,180,282 NZD 9,092,785 BNY Capital Markets 09/09/26 (169,183)
USD 56,157,987 EUR 48,989,821 Citigroup 09/09/26 (290,497)
USD 44,927,033 EUR 39,286,632 Citigroup 09/10/26 (342,803)
USD 3,730,919 EUR 3,260,082 Citigroup 09/10/26 (25,661)
USD 2,641,987 EUR 2,307,498 Citigroup 09/10/26 (16,935)
USD 1,357,320 EUR 1,185,947 State Street Bank and Trust 09/10/26 (9,242)
USD 2,642,018 EUR 2,307,498 State Street Bank and Trust 09/10/26 (16,904)
USD 53,717,951 EUR 46,903,771 Citigroup 09/11/26 (331,287)
USD 47,897,037 EUR 41,807,360 Citigroup 09/14/26 (285,275)
USD 5,470,169 NZD 9,443,383 Citigroup 09/14/26 (86,334)
USD 26,216,411 GBP 19,523,100 RBC Dominion Securities 09/14/26 (56,225)
USD 54,089,786 EUR 47,355,096 Citigroup 09/15/26 (488,426)
USD 3,871,609 CAD 5,445,887 RBC Dominion Securities 09/15/26 (17,702)
USD 3,333,189 CAD 4,716,989 State Street Bank and Trust 09/15/26 (35,563)
USD 28,800,637 GBP 21,496,611 State Street Bank and Trust 09/15/26 (127,807)
USD 2,557,567 JPY 413,138,814 BNY Capital Markets 09/16/26 (46,184)
USD 1,824,697 GBP 1,369,120 BNY Capital Markets 09/16/26 (17,757)
USD 4,176,184 JPY 668,680,507 BNY Capital Markets 09/16/26 (38,082)
USD 1,753,022 JPY 282,143,632 Citigroup 09/16/26 (25,150)
USD 5,354,192 JPY 859,856,026 Citigroup 09/16/26 (64,932)
USD 144,605 JPY 23,100,055 Citigroup 09/16/26 (980)
USD 4,021,305 JPY 646,334,788 RBC Dominion Securities 09/16/26 (52,131)
USD 4,021,356 JPY 646,334,787 RBC Dominion Securities 09/16/26 (52,080)
USD 2,557,524 JPY 413,138,815 State Street Bank and Trust 09/16/26 (46,226)

95
Dimensional International Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 947,613 GBP 706,720 State Street Bank and Trust 09/16/26 $ (3,436)
USD 784,100 GBP 591,745 State Street Bank and Trust 09/16/26 (12,224)
USD 4,176,138 JPY 668,680,507 State Street Bank and Trust 09/16/26 (38,129)
USD 13,555,877 AUD 19,548,975 Citigroup 09/23/26 (161,708)
USD 22,248,677 CAD 31,524,989 Citigroup 09/24/26 (275,131)
USD 48,734,774 JPY 7,822,840,582 RBC Dominion Securities 09/24/26 (600,596)
USD 3,057,910 CAD 4,313,441 BNY Capital Markets 09/25/26 (24,079)
USD 10,270,511 CAD 14,570,729 BNY Capital Markets 09/25/26 (140,393)
USD 3,057,626 CAD 4,313,441 BNY Capital Markets 09/25/26 (24,362)
USD 1,021,292 CAD 1,445,816 Citigroup 09/25/26 (11,755)
USD 2,193,522 CAD 3,100,350 Citigroup 09/25/26 (21,704)
USD 2,634,777 CAD 3,722,693 RBC Dominion Securities 09/25/26 (25,117)
USD 2,634,794 CAD 3,722,693 RBC Dominion Securities 09/25/26 (25,100)
USD 3,759,172 EUR 3,298,138 BNY Capital Markets 09/28/26 (44,047)
USD 360,134 EUR 313,879 Citigroup 09/28/26 (1,813)
USD 24,868,069 CAD 35,134,257 Citigroup 09/28/26 (239,164)
USD 3,846,539 EUR 3,353,137 RBC Dominion Securities 09/28/26 (20,101)
USD 3,759,338 EUR 3,298,139 State Street Bank and Trust 09/28/26 (43,882)
USD 3,759,370 EUR 3,298,138 State Street Bank and Trust 09/28/26 (43,849)
USD 274,219 DKK 1,794,251 Citigroup 09/29/26 (2,781)
USD 35,082,360 JPY 5,636,201,428 RBC Dominion Securities 09/29/26 (477,658)
USD 13,141,493 AUD 19,106,739 BNY Capital Markets 09/30/26 (264,346)
USD 8,339,960 AUD 12,111,005 RBC Dominion Securities 10/01/26 (157,341)
USD 21,885,001 CAD 30,959,988 RBC Dominion Securities 10/02/26 (243,401)
USD 35,232,382 JPY 5,635,629,202 RBC Dominion Securities 10/05/26 (341,642)
USD 37,983,850 JPY 6,120,205,172 BNY Capital Markets 10/06/26 (652,100)
USD 25,300,273 GBP 18,959,883 State Street Bank and Trust 10/06/26 (214,752)
USD 42,481,308 JPY 6,827,703,798 RBC Dominion Securities 10/07/26 (624,444)
USD 37,895,177 JPY 6,112,650,753 RBC Dominion Securities 10/08/26 (699,300)
USD 861,234 JPY 140,255,343 State Street Bank and Trust 10/08/26 (24,320)
USD 14,085,769 AUD 20,351,926 Citigroup 10/09/26 (191,816)
USD 26,193,844 GBP 19,557,793 RBC Dominion Securities 10/09/26 (125,917)
USD 3,266,993 GBP 2,457,122 BNY Capital Markets 10/13/26 (39,679)
USD 36,732,385 GBP 27,430,979 Citigroup 10/13/26 (182,858)
USD 4,027,502 JPY 648,465,111 State Street Bank and Trust 10/15/26 (69,130)
USD 34,067,489 JPY 5,491,145,070 State Street Bank and Trust 10/15/26 (622,430)
USD 13,609,682 AUD 19,486,492 Citigroup 10/23/26 (57,953)
USD 1,083,915 AUD 1,552,357 Citigroup 10/23/26 (4,893)
Total (Depreciation) $(13,869,082)
Total Appreciation (Depreciation) $(11,219,933)
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ............... $ — $ 299,692 $ — $ 299,692
Bonds
Australia ...................... — 108,800,647 — 108,800,647
Austria ....................... — 1,345,256 — 1,345,256
Belgium ...................... — 34,024,576 — 34,024,576
Canada ...................... — 308,215,051 — 308,215,051
Denmark ..................... — 61,806,062 — 61,806,062
Finland ....................... — 17,681,651 — 17,681,651

96
Dimensional International Core Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
France ....................... $ — $ 118,522,374 $ — $ 118,522,374
Germany ..................... — 68,762,776 — 68,762,776
Hong Kong .................... — 102,767 — 102,767
Ireland ....................... — 1,318,249 — 1,318,249
Italy ......................... — 17,524,537 — 17,524,537
Japan ........................ — 334,643,794 — 334,643,794
Luxembourg ................... — 11,097,089 — 11,097,089
Netherlands ................... — 28,550,739 — 28,550,739
New Zealand .................. — 50,797,693 — 50,797,693
Norway ....................... — 7,765,950 — 7,765,950
Singapore ..................... — 13,670,234 — 13,670,234
Spain ........................ — 19,372,059 — 19,372,059
Supranational .................. — 9,865,111 — 9,865,111
Sweden ...................... — 21,694,773 — 21,694,773
Switzerland .................... — 33,158,806 — 33,158,806
United Kingdom ................ — 136,800,023 — 136,800,023
United States .................. — 301,938,151 — 301,938,151
Total Investments .................
$— $1,707,758,060 $— $1,707,758,060
Financial Instruments
Assets
Forward Currency Contracts** ....... — 2,649,149 — 2,649,149
Liabilities
Forward Currency Contracts** ....... — (13,869,082) — (13,869,082)
Total Other Financial Instruments ....
$– $(11,219,933) $– $(11,219,933)
**
Valued at the unrealized appreciation (depreciation) on the investment.

97
Dimensional Global Credit ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
BONDS — (95.5%)
AUSTRALIA — (2.4%)
APA Infrastructure, Ltd.
0.750%, 03/15/29, MTN . EUR 300 $ 321,900
1.250%, 03/15/33, MTN . EUR 1,300 1,260,312
ASB Bank, Ltd.
0.250%, 09/08/28, MTN . EUR 100 108,119
Australia & New Zealand
Banking Group, Ltd.
EUR003M+0.40%, FRN,
2.601%, 05/21/27(*), MTN EUR 3,050 3,513,422
SOFR+0.68%, FRN,
4.350%, 07/16/27(*) .... 200 200,666
Ω SOFR+0.65%, FRN,
4.311%, 09/30/27(*) .... 3,250 3,260,072
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/43 ...... 105 95,159
BHP Billiton Finance, Ltd.
3.643%, 09/04/35, MTN . EUR 475 529,545
Commonwealth Bank of
Australia
Ω SOFR+0.46%, FRN,
4.106%, 11/27/26(*) .... 1,400 1,400,980
Ω SOFR+0.64%, FRN,
4.295%, 03/14/28(*) .... 697 699,774
CSL Finance PLC
Ω 4.250%, 04/27/32 ...... 100 95,354
Ω 4.625%, 04/27/42 ...... 799 684,335
Glencore Capital Finance DAC
4.154%, 04/29/31, MTN . EUR 800 934,840
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
4.722%, 04/04/27(*) .... 100 100,406
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
4.582%, 07/02/27(*) .... 1,150 1,155,644
3.202%, 09/17/29, MTN . EUR 909 1,042,891
Macquarie Group, Ltd.
0.943%, 01/19/29 ...... EUR 300 325,578
4.747%, 01/23/30, MTN . EUR 177 211,438
National Australia Bank, Ltd.
Ω SOFR+0.60%, FRN,
4.275%, 10/26/27(*) .... 414 415,112
1.375%, 08/30/28, MTN . EUR 100 110,946
Ω SOFR+0.79%, FRN,
4.455%, 01/14/30(*) .... 345 347,732
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 ...... 101 105,975
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/40 ...... 1,600 1,529,930
Treasury Corp. of Victoria
5.500%, 11/17/26 ...... AUD 200 140,806
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Vicinity Centres Trust
1.125%, 11/07/29, MTN . EUR 1,250 $ 1,329,373
Westpac Banking Corp.
SOFR+0.46%, FRN,
4.131%, 10/20/26(*), MTN 198 198,082
4.150%, 05/11/28, MTN . 5,000 4,975,673
SOFR+0.81%, FRN,
4.480%, 04/16/29(*) .... 177 178,280
SOFR+0.82%, FRN,
4.482%, 07/01/30(*) .... 450 453,773
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 250 242,014
TOTAL AUSTRALIA ....... 25,968,131
AUSTRIA — (0.0%)
OMV AG
3.250%, 09/04/31, MTN . EUR 34 39,080
1.000%, 07/03/34, MTN . EUR 120 112,182
TOTAL AUSTRIA ......... 151,262
BELGIUM — (0.3%)
Anheuser-Busch InBev SA/NV
2.750%, 03/17/36, MTN . EUR 100 104,440
3.750%, 03/22/37, MTN . EUR 500 561,301
Anheuser-Busch InBev
Worldwide, Inc.
4.375%, 04/15/38 ...... 169 154,564
5.450%, 01/23/39 ...... 1,281 1,270,188
4.950%, 01/15/42 ...... 280 255,256
Belfius Bank SA
3.125%, 01/30/31, MTN . EUR 100 112,888
Euroclear Investments SA
1.125%, 12/07/26 ...... EUR 200 228,821
Fluvius System Operator CV
3.875%, 03/18/31, MTN . EUR 300 348,321
TOTAL BELGIUM ........ 3,035,779
CANADA — (12.2%)
Alimentation Couche-Tard, Inc.
4.011%, 02/12/36 ...... EUR 1,400 1,578,855
American National Group, Inc.
Ω # 6.144%, 06/13/32 ...... 250 255,103
# 6.000%, 07/15/35 ...... 3,710 3,620,601
Bank of Montreal
SOFRINDX+0.62%, FRN,
4.276%, 09/15/26(*), MTN 2 2,001
SOFRINDX+1.16%, FRN,
4.814%, 12/11/26(*) .... 200 200,638
EUR003M+0.47%, FRN,
2.848%, 04/12/27(*), MTN EUR 800 922,013
SOFRINDX+0.76%, FRN,
4.411%, 06/04/27(*) .... 300 301,016
5.717%, 09/25/28 ...... 400 408,553

98
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
5.511%, 06/04/31 ...... 100 $ 102,117
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.266%, 09/15/26(*) .... 158 158,066
SOFRINDX+0.78%, FRN,
4.431%, 06/04/27(*), MTN 300 300,989
EUR003M+0.53%, FRN,
2.881%, 06/10/27(*), MTN EUR 1,000 1,153,334
SOFRINDX+1.08%, FRN,
4.756%, 08/01/29(*), MTN 720 727,173
4.850%, 02/01/30 ...... 400 399,714
Barrick North America Finance
LLC
5.700%, 05/30/41 ...... 791 775,686
Brookfield Finance, Inc.
# 2.724%, 04/15/31 ...... 100 90,081
6.350%, 01/05/34 ...... 480 500,804
5.675%, 01/15/35 ...... 300 299,272
Canada Housing Trust No. 1
CAONINDX+0.38%, FRN,
2.696%, 03/15/30(*) .... CAD 1,225 878,121
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
4.882%, 10/02/26(*) .... 353 353,568
EUR003M+0.70%, FRN,
3.154%, 01/29/27(*), MTN EUR 1,000 1,153,026
SOFR+0.94%, FRN,
4.600%, 06/28/27(*) .... 350 351,757
3.600%, 04/07/32 ...... 100 92,576
6.092%, 10/03/33 ...... 270 282,279
Canadian National Railway Co.
4.200%, 06/10/35 ...... CAD 3,000 2,101,550
Canadian Natural Resources,
Ltd.
Ω 5.400%, 12/15/34 ...... 200 198,806
5.850%, 02/01/35 ...... 265 271,079
6.500%, 02/15/37 ...... 1,018 1,080,903
6.250%, 03/15/38 ...... 1,982 2,057,741
6.750%, 02/01/39 ...... 200 213,977
CDP Financial, Inc.
Ω 4.250%, 07/25/28 ...... 1,300 1,296,485
3.650%, 06/02/34 ...... CAD 550 385,778
3.650%, 06/02/35 ...... CAD 5,325 3,694,419
Ω 5.600%, 11/25/39 ...... 600 617,068
Cenovus Energy, Inc.
5.250%, 06/15/37 ...... 555 527,697
6.750%, 11/15/39 ...... 494 533,887
City of Montreal Canada
3.900%, 09/01/34 ...... CAD 2,000 1,413,294
3.900%, 09/01/35 ...... CAD 550 384,234
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 871 875,718
Face
Amount^
Value
(000)
CANADA — (Continued)
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 150 $ 170,005
5.500%, 09/15/40 ...... 636 607,667
Fairfax Financial Holdings, Ltd.
6.000%, 12/07/33 ...... 800 822,220
Federation des Caisses
Desjardins du Quebec
3.250%, 03/28/31, MTN . EUR 3,022 3,410,035
Kinross Gold Corp.
6.250%, 07/15/33 ...... 1,232 1,286,870
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 200 201,717
Magna International, Inc.
5.500%, 03/21/33 ...... 1,817 1,834,678
5.875%, 06/01/35 ...... 800 820,937
Ontario Teachers' Finance Trust
4.300%, 06/02/34 ...... CAD 1,100 804,270
Province of British Columbia
Canada
3.550%, 06/18/33 ...... CAD 8,000 5,643,084
4.150%, 06/18/34 ...... CAD 7,200 5,234,749
4.000%, 06/18/35 ...... CAD 6,675 4,760,217
3.900%, 06/18/36 ...... CAD 1,775 1,242,506
Province of Manitoba Canada
4.250%, 06/02/34 ...... CAD 2,550 1,863,317
4.850%, 08/28/34, MTN . AUD 100 66,731
3.700%, 06/02/35 ...... CAD 4,745 3,308,089
3.800%, 06/02/36 ...... CAD 6,775 4,706,351
Province of Nova Scotia
Canada
4.050%, 06/01/33 ...... CAD 200 145,280
3.900%, 06/01/36 ...... CAD 5,000 3,501,123
Province of Ontario Canada
4.000%, 03/08/29 ...... CAD 2,100 1,529,088
2.700%, 06/02/29 ...... CAD 5,000 3,519,763
CAONINDX+0.41%, FRN,
2.710%, 11/19/30(*), MTN CAD 650 465,344
4.150%, 06/02/34 ...... CAD 3,402 2,478,948
3.600%, 06/02/35 ...... CAD 8,780 6,095,086
3.950%, 12/02/35 ...... CAD 4,775 3,387,107
3.900%, 06/02/36 ...... CAD 590 414,991
4.700%, 06/02/37 ...... CAD 2,000 1,489,354
Province of Quebec Canada
3.600%, 09/01/33 ...... CAD 883 622,805
4.450%, 09/01/34 ...... CAD 8,986 6,645,547
4.000%, 09/01/35 ...... CAD 7,189 5,111,859
5.000%, 12/01/38 ...... CAD 2,500 1,883,968
5.000%, 12/01/41 ...... CAD 3,000 2,226,824
4.250%, 12/01/43 ...... CAD 1,300 875,254
Province of Saskatchewan
Canada
3.800%, 06/02/35 ...... CAD 15,100 10,648,414
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 1,598 1,761,054
4.500%, 03/15/42 ...... 350 285,801

99
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
5.450%, 10/01/43 ...... 257 $ 229,813
Royal Bank of Canada
SOFRINDX+0.95%, FRN,
4.620%, 01/19/27(*) .... 100 100,293
4.632%, 05/01/28 ...... CAD 200 145,431
4.375%, 10/02/30, MTN . EUR 300 356,855
South Bow USA Infrastructure
Holdings LLC
5.584%, 10/01/34 ...... 200 196,471
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 50 49,100
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 255 277,993
5.950%, 05/15/35 ...... 112 112,747
6.800%, 05/15/38 ...... 305 328,135
6.850%, 06/01/39 ...... 793 857,182
TELUS Corp.
4.850%, 04/05/44 ...... CAD 1,500 998,147
Toronto-Dominion Bank (The)
SOFR+0.73%, FRN,
4.392%, 04/05/27(*), MTN 900 902,127
SOFR+0.91%, FRN,
4.561%, 06/02/28(*) .... 154 155,179
3.631%, 12/13/29, MTN . EUR 100 115,544
SOFR+1.03%, FRN,
4.686%, 12/17/29(*) .... 3,559 3,590,521
1.952%, 04/08/30, MTN . EUR 100 108,706
3.563%, 04/16/31, MTN . EUR 176 201,537
2.450%, 01/12/32, MTN . 120 105,516
4.456%, 06/08/32 ...... 145 140,643
3.357%, 09/22/32, MTN . EUR 2,584 2,892,314
4.866%, 04/22/33 ...... 265 258,828
TransCanada PipeLines, Ltd.
5.600%, 03/31/34 ...... 150 150,471
7.625%, 01/15/39 ...... 251 288,225
6.100%, 06/01/40 ...... 512 521,486
Tucson Electric Power Co.
5.200%, 09/15/34 ...... 100 99,217
TOTAL CANADA ......... 133,613,513
DENMARK — (0.6%)
DSV Finance BV
3.375%, 11/06/34, MTN . EUR 500 551,982
Kommunekredit
4.625%, 03/05/27 ...... 400 400,982
Novo Nordisk Finance
Netherlands BV
3.375%, 05/21/34, MTN . EUR 2,800 3,146,827
3.375%, 02/20/35, MTN . EUR 1,343 1,499,272
Nykredit Realkredit A/S
3.500%, 07/10/31, MTN . EUR 346 393,951
Orsted A/S
3.750%, 03/01/30, MTN . EUR 350 404,169
TOTAL DENMARK ....... 6,397,183
Face
Amount^
Value
(000)
FINLAND — (0.7%)
Neste OYJ
3.750%, 03/20/30, MTN . EUR 100 $ 115,758
3.875%, 05/21/31, MTN . EUR 100 116,327
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.396%, 03/19/27(*) .... 300 300,798
Ω SOFR+0.70%, FRN,
4.356%, 03/17/28(*) .... 1,026 1,030,527
3.625%, 03/15/34, MTN . EUR 1,564 1,787,406
OP Corporate Bank PLC
0.100%, 11/16/27, MTN . EUR 2,218 2,458,597
4.000%, 06/13/28, MTN . EUR 414 483,595
Stora Enso OYJ
Ω # 7.250%, 04/15/36 ...... 485 530,188
Teollisuuden Voima OYJ
3.625%, 03/18/33, MTN . EUR 1,000 1,123,327
TOTAL FINLAND ......... 7,946,523
FRANCE — (5.9%)
Aeroports de Paris SA
3.500%, 03/20/33, MTN . EUR 900 1,011,682
Ayvens SA
3.000%, 04/18/30 ...... EUR 600 676,566
Banque Federative du Credit
Mutuel SA
4.375%, 05/02/30, MTN . EUR 1,500 1,765,892
0.625%, 02/21/31, MTN . EUR 100 100,150
4.750%, 11/10/31, MTN . EUR 2,100 2,518,721
1.125%, 01/19/32, MTN . EUR 100 100,029
3.625%, 09/14/32, MTN . EUR 100 114,098
3.750%, 02/01/33, MTN . EUR 300 342,995
3.750%, 02/03/34, MTN . EUR 1,200 1,364,512
3.625%, 03/07/35, MTN . EUR 400 444,647
3.500%, 05/07/35, MTN . EUR 300 333,083
BNP Paribas SA
3.625%, 09/01/29, MTN . EUR 300 346,129
2.100%, 04/07/32, MTN . EUR 4,900 5,134,562
4.095%, 02/13/34, MTN . EUR 800 926,095
2.000%, 09/13/36, MTN . GBP 1,200 1,139,202
BPCE SA
4.375%, 07/13/28, MTN . EUR 800 938,564
4.500%, 01/13/33, MTN . EUR 3,600 4,241,634
CA Auto Bank SPA
2.750%, 07/07/28, MTN . EUR 350 398,933
Capgemini SE
3.500%, 09/25/34 ...... EUR 500 543,640
Covivio SA
3.625%, 06/17/34, MTN . EUR 1,000 1,104,012
Credit Agricole SA
0.125%, 12/09/27, MTN . EUR 100 110,720
4.000%, 01/18/33, MTN . EUR 300 351,928
4.375%, 11/27/33, MTN . EUR 3,700 4,368,925
3.500%, 09/26/34 ...... EUR 700 778,166
3.875%, 11/28/34, MTN . EUR 400 461,768
3.750%, 05/27/35, MTN . EUR 1,300 1,462,555

100
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
4.125%, 02/26/36, MTN . EUR 300 $ 345,539
Credit Mutuel Arkea SA
3.635%, 07/17/35, MTN . EUR 500 560,077
Eastern Power Networks PLC
2.125%, 11/25/33, MTN . GBP 3,489 3,722,965
1.875%, 06/01/35, MTN . GBP 1,900 1,877,757
5.375%, 10/02/39, MTN . GBP 2,500 3,104,616
Engie SA
4.250%, 09/06/34, MTN . EUR 100 117,061
3.875%, 03/06/36, MTN . EUR 800 906,435
Gecina SA
3.375%, 08/04/35, MTN . EUR 400 438,103
ICADE
1.000%, 01/19/30 ...... EUR 100 104,393
4.375%, 05/22/35, MTN . EUR 900 997,148
Kering SA
3.625%, 11/21/34, MTN . EUR 1,000 1,114,891
Klepierre SA
3.875%, 09/23/33, MTN . EUR 400 458,898
L'Oreal SA
3.375%, 01/19/36, MTN . EUR 100 111,437
LVMH Moet Hennessy Louis
Vuitton SE
3.375%, 02/25/36, MTN . EUR 2,000 2,215,214
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 300 314,817
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 83 94,598
3.875%, 09/30/30, MTN . EUR 412 472,556
4.125%, 04/04/31 ...... EUR 200 231,481
3.750%, 02/16/32, MTN . EUR 1,200 1,346,450
3.625%, 11/03/32, MTN . EUR 2,000 2,212,821
Region of Ile de France
3.650%, 05/25/35, MTN . EUR 1,200 1,354,056
Societe Des Grands Projets
EPIC
1.125%, 05/25/34, MTN . EUR 100 94,556
Societe Generale SA
0.250%, 07/08/27, MTN . EUR 100 112,355
South Eastern Power Networks
PLC
1.750%, 09/30/34, MTN . GBP 1,325 1,334,541
Suez SACA
4.500%, 11/13/33, MTN . EUR 1,100 1,295,469
Tikehau Capital SCA
6.625%, 03/14/30 ...... EUR 400 493,848
TotalEnergies Capital
International SA
3.160%, 03/03/33, MTN . EUR 300 333,832
5.150%, 04/05/34 ...... 202 201,782
3.499%, 03/03/37, MTN . EUR 500 542,583
4.060%, 07/01/40, MTN . EUR 3,300 3,656,532
2.986%, 06/29/41 ...... 250 181,492
Face
Amount^
Value
(000)
FRANCE — (Continued)
Unibail-Rodamco-Westfield SE
3.500%, 09/11/29, MTN . EUR 300 $ 344,757
1.875%, 01/15/31, MTN . EUR 100 106,264
3.875%, 09/11/34, MTN . EUR 1,200 1,348,805
Wendel SE
4.500%, 06/19/30 ...... EUR 400 470,368
3.750%, 08/11/33 ...... EUR 700 784,701
TOTAL FRANCE ......... 64,482,406
GERMANY — (2.8%)
BASF SE
4.500%, 03/08/35, MTN . EUR 2,000 2,394,059
Bayer AG
4.625%, 05/26/33, MTN . EUR 100 119,624
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 438 398,447
Ω 5.500%, 07/30/35 ...... 150 146,206
Ω 4.625%, 06/25/38 ...... 1,450 1,280,923
Ω 4.650%, 11/15/43 ...... 800 632,300
Ω 4.400%, 07/15/44 ...... 500 386,891
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 1,388 1,460,500
Bayerische Landesbank
0.125%, 02/10/28, MTN . EUR 900 988,760
BMW Finance NV
3.625%, 05/22/35, MTN . EUR 334 374,235
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 227 256,506
3.500%, 01/22/33, MTN . EUR 1,250 1,407,155
3.375%, 08/27/34, MTN . EUR 298 327,742
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.431%, 08/13/26(*) .... 500 500,060
Ω SOFRINDX+0.92%, FRN,
4.576%, 03/21/28(*) .... 414 416,509
Ω # 4.850%, 08/13/31 ...... 100 98,352
Ω 3.700%, 04/01/32 ...... 392 361,745
3.375%, 02/02/34, MTN . EUR 824 906,867
Ω 5.400%, 03/21/35 ...... 150 147,632
Deutsche Post AG
4.000%, 03/24/40, MTN . EUR 270 305,613
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 100 107,883
E.ON SE
3.750%, 03/01/29, MTN . EUR 25 29,181
4.000%, 08/29/33, MTN . EUR 700 817,918
3.750%, 01/15/36 ...... EUR 500 566,154
EMD Finance LLC
Ω 4.625%, 10/15/32 ...... 4,051 3,925,627
Heidelberg Materials AG
3.950%, 07/19/34, MTN . EUR 1,180 1,355,077

101
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.85%, FRN,
4.482%, 11/15/27(*) .... 225 $ 225,993
Ω 3.100%, 08/15/29 ...... 400 379,498
8.500%, 01/18/31 ...... 100 113,436
Ω 5.050%, 08/03/33 ...... 416 406,515
Ω 5.000%, 01/11/34 ...... 2,986 2,882,691
Ω 5.450%, 04/01/35 ...... 500 495,399
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 474 479,669
Siemens
Financieringsmaatschappij NV
3.375%, 02/22/37 ...... EUR 1,400 1,536,282
T-Mobile USA, Inc.
3.850%, 05/08/36 ...... EUR 800 895,042
4.375%, 04/15/40 ...... 488 412,184
3.000%, 02/15/41 ...... 150 105,627
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 117,751
Volkswagen Financial Services
AG
0.375%, 02/12/30, MTN . EUR 200 205,527
3.875%, 09/10/30 ...... EUR 122 140,542
3.875%, 11/19/31 ...... EUR 700 799,795
Volkswagen Financial Services
NV
5.875%, 05/23/29, MTN . GBP 100 136,045
Volkswagen International
Finance NV
4.375%, 05/15/30, MTN . EUR 100 117,577
1.250%, 09/23/32, MTN . EUR 100 97,666
4.125%, 09/02/35, MTN . EUR 300 333,947
Volkswagen Leasing GmbH
4.625%, 03/25/29, MTN . EUR 100 118,065
4.000%, 04/11/31, MTN . EUR 300 346,612
4.750%, 09/25/31, MTN . EUR 523 623,053
TOTAL GERMANY ....... 30,680,882
HONG KONG — (0.0%)
Prudential Funding Asia PLC
3.125%, 04/14/30 ...... 400 376,261
TOTAL HONG KONG ..... 376,261
ITALY — (1.6%)
ENEL Finance International NV
Ω 6.800%, 09/15/37 ...... 260 278,619
Ω 6.000%, 10/07/39 ...... 917 912,286
Eni SpA
4.250%, 05/19/33, MTN . EUR 1,200 1,411,027
3.875%, 01/15/34, MTN . EUR 1,000 1,145,210
Ω 5.500%, 05/15/34 ...... 200 199,645
Ω 5.700%, 10/01/40 ...... 1,264 1,218,530
Intesa Sanpaolo SpA
3.625%, 10/16/30, MTN . EUR 800 926,307
5.125%, 08/29/31, MTN . EUR 250 307,335
Face
Amount^
Value
(000)
ITALY — (Continued)
5.625%, 03/08/33, MTN . EUR 350 $ 442,737
6.625%, 05/31/33, MTN . GBP 371 527,743
Ω 7.200%, 11/28/33 ...... 1,637 1,806,969
2.625%, 03/11/36, MTN . GBP 3,300 3,391,667
Italgas SpA
4.125%, 06/08/32, MTN . EUR 100 117,031
Snam SpA
1.000%, 09/12/34, MTN . EUR 1,000 922,275
UniCredit SpA
4.100%, 02/23/27, MTN . EUR 300 346,477
4.000%, 03/05/34, MTN . EUR 2,460 2,847,692
4.200%, 06/11/34 ...... EUR 450 521,072
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 260 298,399
TOTAL ITALY ........... 17,621,021
JAPAN — (5.6%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 512 339,406
American Honda Finance Corp.
SOFRINDX+0.72%, FRN,
4.382%, 10/05/26(*), MTN 150 150,090
SOFR+0.77%, FRN,
4.425%, 03/12/27(*) .... 100 100,226
SOFR+0.71%, FRN,
4.373%, 07/09/27(*), MTN 750 751,126
SOFR+0.72%, FRN,
4.393%, 10/22/27(*), MTN 100 100,063
3.650%, 04/23/31, MTN . EUR 500 568,989
3.500%, 06/27/31 ...... EUR 150 169,654
3.950%, 03/19/32, MTN . EUR 4,456 5,111,207
4.900%, 01/10/34, MTN . 300 289,778
5.200%, 03/05/35 ...... 250 243,864
Aviation Capital Group LLC
Ω 4.875%, 01/28/33 ...... 834 800,733
East Japan Railway Co.
6.210%, 09/02/45, MTN . GBP 272 360,170
Honda Canada Finance, Inc.
4.873%, 09/23/27 ...... CAD 20 14,503
Japan Government Thirty Year
Bond
2.300%, 06/20/35 ...... JPY 286,400 1,749,212
2.500%, 06/20/36 ...... JPY 860,000 5,268,023
2.300%, 12/20/36 ...... JPY 400,000 2,387,540
JT International Financial
Services BV
3.625%, 04/11/34, MTN . EUR 3,336 3,724,287
4.125%, 06/17/35, MTN . EUR 100 114,430
Mizuho Financial Group, Inc.
4.029%, 09/05/32, MTN . EUR 800 930,521
4.416%, 05/20/33, MTN . EUR 2,123 2,511,680
3.980%, 05/21/34, MTN . EUR 1,825 2,096,726
3.767%, 08/27/34, MTN . EUR 200 226,998
3.688%, 08/26/35, MTN . EUR 100 111,367

102
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Nippon Life Insurance Co.
Ω 5.046%, 04/02/33 ...... 7,213 $ 7,123,242
NTT Finance Corp.
0.342%, 03/03/30 ...... EUR 100 102,721
Ω SOFR+1.31%, FRN,
4.974%, 07/16/30(*) .... 712 725,041
3.678%, 07/16/33 ...... EUR 570 642,828
Ω 3.678%, 07/16/33 ...... EUR 3,860 4,353,186
Ω # 5.502%, 07/16/35 ...... 2,400 2,377,553
Ω 4.091%, 07/16/37 ...... EUR 485 545,124
ORIX Corp.
3.780%, 05/29/29, MTN . EUR 632 733,191
3.447%, 10/22/31, MTN . EUR 4,107 4,649,613
Protective Life Corp.
8.450%, 10/15/39 ...... 130 154,766
Sumitomo Mitsui Financial
Group, Inc.
SOFR+0.88%, FRN,
4.543%, 01/14/27(*) .... 1,508 1,511,876
SOFR+1.17%, FRN,
4.832%, 07/09/29(*) .... 1,296 1,308,048
SOFR+1.05%, FRN,
4.713%, 04/15/30(*) .... 1,010 1,015,353
5.454%, 01/15/32 ...... 750 759,291
5.766%, 01/13/33 ...... 1,950 1,998,363
5.776%, 07/13/33 ...... 200 204,573
5.558%, 07/09/34 ...... 430 432,913
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+0.75%, FRN,
4.402%, 09/11/28(*) .... 458 459,868
Toyota Finance Australia, Ltd.
0.440%, 01/13/28, MTN . EUR 863 955,059
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
4.306%, 03/19/27(*) .... 27 27,064
Toyota Motor Finance
Netherlands BV
EUR003M+0.68%, FRN,
3.174%, 02/09/27(*) .... EUR 2,100 2,420,923
TOTAL JAPAN ........... 60,621,189
LUXEMBOURG — (1.0%)
Aareal Bank AG
0.250%, 11/23/27 ...... EUR 300 331,473
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 1,583 1,797,641
6.000%, 06/17/34 ...... 655 673,924
Eurofins Scientific SE
3.875%, 02/05/33 ...... EUR 2,170 2,461,733
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 1,500 1,816,951
4.375%, 04/25/34 ...... EUR 1,100 1,280,280
4.375%, 05/19/35 ...... EUR 400 465,699
Face
Amount^
Value
(000)
LUXEMBOURG — (Continued)
SELP Finance Sarl
3.750%, 01/16/32, MTN . EUR 1,503 $ 1,707,574
TOTAL LUXEMBOURG .... 10,535,275
NETHERLANDS — (1.2%)
Akzo Nobel NV
4.000%, 03/31/35, MTN . EUR 1,500 1,680,142
Cooperatieve Rabobank UA
SOFRINDX+0.90%, FRN,
4.562%, 10/05/26(*) .... 450 450,547
SOFR+0.60%, FRN,
4.271%, 01/21/28(*) .... 400 401,161
SOFRINDX+0.89%, FRN,
4.560%, 10/17/29(*) .... 3,010 3,036,132
4.000%, 01/10/30, MTN . EUR 300 351,373
3.822%, 07/26/34, MTN . EUR 300 346,406
# 5.119%, 06/09/36 ...... 549 535,121
5.250%, 05/24/41 ...... 1,055 1,012,088
CTP NV
3.625%, 04/13/32 ...... EUR 935 1,044,259
ING Groep NV
2.000%, 09/20/28, MTN . EUR 900 1,009,746
4.050%, 04/09/29 ...... 1,000 980,692
Koninklijke KPN NV
5.750%, 09/17/29, MTN . GBP 200 275,253
3.875%, 02/16/36, MTN . EUR 1,100 1,236,123
Koninklijke Philips NV
4.250%, 09/08/31, MTN . EUR 300 353,601
6.875%, 03/11/38 ...... 215 235,852
5.000%, 03/15/42 ...... 260 229,562
Nederlandse Waterschapsbank
NV
Ω 4.125%, 04/03/28 ...... 200 199,305
TOTAL NETHERLANDS ... 13,377,363
NEW ZEALAND — (2.8%)
New Zealand Government Bond
2.000%, 05/15/32 ...... NZD 19,100 9,910,014
3.500%, 04/14/33 ...... NZD 13,400 7,467,333
4.250%, 05/15/34 ...... NZD 13,700 7,919,753
New Zealand Local Government
Funding Agency Bond
3.500%, 04/14/33 ...... NZD 4,000 2,194,764
4.750%, 05/15/34 ...... NZD 1,364 804,310
3.000%, 05/15/35 ...... NZD 3,400 1,726,283
TOTAL NEW ZEALAND .... 30,022,457
NORWAY — (0.7%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 4,145 4,761,779
Ω 6.000%, 06/13/33 ...... 400 410,727
Ω 5.125%, 10/01/34 ...... 676 651,003
Equinor ASA
1.250%, 02/17/27, MTN . EUR 200 228,208
3.625%, 04/06/40 ...... 514 416,665

103
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
NORWAY — (Continued)
Kommunalbanken AS
Ω SOFRINDX+0.41%, FRN,
4.072%, 04/09/29(*) .... 1,050 $ 1,053,960
TOTAL NORWAY ........ 7,522,342
SINGAPORE — (0.4%)
DBS Group Holdings, Ltd.
Ω SOFR+0.65%, FRN,
4.307%, 03/21/30(*) .... 450 452,745
P3 Group Sarl
3.375%, 03/22/31, MTN . EUR 957 1,067,598
Temasek Financial I, Ltd.
3.250%, 02/15/27, MTN . EUR 411 473,633
1.500%, 03/01/28, MTN . EUR 484 543,461
United Overseas Bank, Ltd.
Ω SOFRINDX+0.58%, FRN,
4.240%, 04/02/28(*) .... 1,280 1,283,425
TOTAL SINGAPORE ...... 3,820,862
SPAIN — (2.3%)
Abertis France SAS
1.625%, 09/18/29, MTN . EUR 100 108,729
4.250%, 03/18/30, MTN . EUR 100 117,238
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 700 834,888
Banco Bilbao Vizcaya
Argentaria SA
3.875%, 01/15/34, MTN . EUR 800 935,770
Banco Santander SA
SOFR+1.12%, FRN,
4.797%, 11/06/30(*) .... 1,800 1,811,704
1.000%, 11/04/31, MTN . EUR 100 100,870
3.500%, 10/02/32, MTN . EUR 2,500 2,830,706
6.938%, 11/07/33 ...... 600 659,231
3.750%, 01/09/34, MTN . EUR 200 229,514
6.033%, 01/17/35 ...... 1,200 1,234,132
3.500%, 02/17/35, MTN . EUR 900 1,002,311
5.127%, 11/06/35 ...... 1,000 961,868
Criteria Caixa SA
3.250%, 02/25/31, MTN . EUR 100 112,918
Iberdrola Finanzas SA
5.250%, 10/31/36, MTN . GBP 6,900 8,832,812
Merlin Properties Socimi SA
1.875%, 12/04/34 ...... EUR 100 96,328
New York State Electric & Gas
Corp.
Ω 5.850%, 08/15/33 ...... 90 92,415
Repsol E&P Capital Markets
US LLC
Ω 5.976%, 09/16/35 ...... 797 800,063
Telefonica Emisiones SA
4.183%, 11/21/33, MTN . EUR 200 230,324
3.724%, 01/23/34 ...... EUR 600 669,557
3.941%, 06/25/35, MTN . EUR 700 778,672
4.055%, 01/24/36, MTN . EUR 200 223,161
Face
Amount^
Value
(000)
SPAIN — (Continued)
7.045%, 06/20/36 ...... 1,713 $ 1,844,913
4.665%, 03/06/38 ...... 325 287,830
TOTAL SPAIN ........... 24,795,954
SUPRANATIONAL — (1.4%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.640%, 08/27/26(*), MTN 50 50,029
SOFRINDX+1.00%, FRN,
4.661%, 04/06/27(*), MTN 1,300 1,307,489
SOFRINDX+0.30%, FRN,
3.957%, 06/20/28(*), MTN 239 239,443
Asian Infrastructure Investment
Bank (The)
Ω # SOFRINDX+0.62%, FRN,
4.251%, 08/16/27(*) .... 84 84,377
Council of Europe Development
Bank
3.625%, 01/26/28 ...... 300 297,070
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
3.962%, 02/20/28(*), MTN 2,600 2,606,500
SOFRINDX+0.30%, FRN,
3.933%, 02/16/29(*) .... 1,136 1,138,259
Inter-American Development
Bank
SOFRINDX+0.35%, FRN,
4.011%, 10/04/27(*) .... 450 451,062
SOFRINDX+0.27%, FRN,
3.927%, 03/20/28(*), MTN 692 693,169
SOFRINDX+0.30%, FRN,
3.931%, 02/15/29(*) .... 300 300,402
SOFRINDX+0.37%, FRN,
4.046%, 08/01/29(*), MTN 173 173,618
SOFRINDX+0.39%, FRN,
4.042%, 03/13/30(*) .... 244 244,994
International Bank for
Reconstruction & Development
SOFRINDX+0.37%, FRN,
4.032%, 01/12/27(*) .... 64 64,067
SOFRINDX+0.27%, FRN,
3.924%, 06/15/27(*) .... 5,300 5,306,727
SOFRINDX+0.30%, FRN,
3.931%, 05/15/28(*) .... 508 508,908
SOFRINDX+0.29%, FRN,
3.926%, 11/22/28(*) .... 655 656,166
SOFRINDX+0.30%, FRN,
3.971%, 01/24/29(*) .... 738 739,348
International Finance Corp.
SOFRINDX+0.36%, FRN,
4.002%, 08/28/29(*), MTN 274 274,961
Nordic Investment Bank
# 3.375%, 09/08/27 ...... 288 285,074
TOTAL SUPRANATIONAL . 15,421,663

104
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
SWEDEN — (0.5%)
Autoliv, Inc.
4.250%, 03/15/28, MTN . EUR 100 $ 116,215
Investor AB
3.500%, 03/31/34, MTN . EUR 500 567,515
5.500%, 05/05/37, MTN . GBP 2,100 2,787,327
Kommuninvest I Sverige AB
Ω 4.125%, 04/21/27 ...... 250 249,881
Molnlycke Holding AB
4.250%, 06/11/34, MTN . EUR 100 115,878
Skandinaviska Enskilda Banken
AB
Ω SOFRINDX+0.75%, FRN,
4.401%, 06/02/28(*) .... 400 401,923
Svenska Handelsbanken AB
Ω SOFR+0.74%, FRN,
4.382%, 05/23/28(*) .... 550 552,609
Swedbank AB
Ω SOFR+1.03%, FRN,
4.668%, 11/20/29(*) .... 541 547,371
TOTAL SWEDEN ......... 5,338,719
SWITZERLAND — (0.8%)
Nestle Finance International,
Ltd.
3.750%, 11/14/35 ...... EUR 1,169 1,348,387
3.250%, 01/23/37, MTN . EUR 2,500 2,730,265
Sandoz Finance BV
4.000%, 03/26/35 ...... EUR 1,300 1,485,693
Swiss Life Finance I AG
3.750%, 03/24/35 ...... EUR 140 158,685
Tyco Electronics Group SA
3.250%, 01/31/33 ...... EUR 2,600 2,894,663
TOTAL SWITZERLAND .... 8,617,693
UNITED KINGDOM — (4.7%)
3i Group PLC
4.875%, 06/14/29 ...... EUR 1,460 1,732,196
AstraZeneca PLC
6.450%, 09/15/37 ...... 448 485,936
Barclays PLC
3.250%, 01/17/33, MTN . GBP 100 116,654
BAT Capital Corp.
7.750%, 10/19/32 ...... 118 133,095
6.000%, 02/20/34 ...... 285 295,918
4.390%, 08/15/37 ...... 921 823,181
3.734%, 09/25/40 ...... 223 176,584
7.079%, 08/02/43 ...... 461 496,797
BAT International Finance PLC
4.125%, 04/12/32, MTN . EUR 647 751,349
British Telecommunications,
Ltd.
4.250%, 01/06/33, MTN . EUR 750 878,351
BUPA Finance PLC
5.000%, 10/12/30 ...... EUR 450 542,480
Cadent Finance PLC
0.625%, 03/19/30, MTN . EUR 100 103,659
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
5.625%, 01/11/36 ...... GBP 500 $ 646,991
Centrica PLC
4.375%, 03/13/29, MTN . GBP 300 396,003
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 610 630,061
GlaxoSmithKline Capital PLC
1.625%, 05/12/35, MTN . GBP 4,188 4,104,831
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 1,300 1,395,887
HSBC Holdings PLC
6.100%, 01/14/42 ...... 1,100 1,130,711
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 3,617 4,029,148
Ω # 5.875%, 07/01/34 ...... 1,738 1,764,406
Lloyds Bank Corporate Markets
PLC
4.125%, 05/30/27, MTN . EUR 119 138,223
Lloyds Bank PLC
6.500%, 09/17/40, MTN . GBP 2,513 3,489,329
LSEG Finance PLC
Ω 3.200%, 04/06/41 ...... 2,836 2,098,311
Motability Operations Group
PLC
3.875%, 01/24/34, MTN . EUR 2,855 3,226,218
National Gas Transmission PLC
4.250%, 04/05/30, MTN . EUR 250 293,501
National Grid Electricity
Distribution West Midlands PLC
5.750%, 04/16/32, MTN . GBP 100 135,534
National Grid North America,
Inc.
4.668%, 09/12/33, MTN . EUR 1,450 1,735,901
National Grid PLC
3.245%, 03/30/34, MTN . EUR 200 217,784
NatWest Markets PLC
6.375%, 11/08/27, MTN . GBP 100 136,994
Ω SOFR+0.80%, FRN,
4.477%, 11/06/28(*) .... 1,250 1,252,202
Ω SOFR+1.14%, FRN,
4.773%, 05/17/29(*) .... 975 982,884
Ω SOFR+1.19%, FRN,
4.846%, 03/21/30(*) .... 847 855,310
Reckitt Benckiser Treasury
Services PLC
3.875%, 09/14/33, MTN . EUR 2,652 3,066,203
3.500%, 09/10/34, MTN . EUR 161 179,652
Reynolds American, Inc.
7.250%, 06/15/37 ...... 488 547,103
7.000%, 08/04/41 ...... 424 454,996
6.150%, 09/15/43 ...... 388 382,137
Segro PLC
3.500%, 09/24/32, MTN . EUR 6,180 6,960,379
5.750%, 06/20/35 ...... GBP 350 473,282

105
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
Severn Trent Utilities Finance
PLC
5.250%, 04/04/36, MTN . GBP 921 $ 1,161,719
Southern Gas Networks PLC
3.100%, 09/15/36, MTN . GBP 218 225,768
SSE PLC
6.250%, 08/27/38, MTN . GBP 170 228,467
United Kingdom Gilt
4.375%, 01/31/40 ...... GBP 187 227,358
WPP Finance 2013
4.000%, 09/12/33, MTN . EUR 2,267 2,545,316
TOTAL UNITED KINGDOM . 51,648,809
UNITED STATES — (47.6%)
AbbVie, Inc.
4.400%, 11/06/42 ...... 100 84,670
Accenture Capital, Inc.
4.500%, 10/04/34 ...... 1,529 1,436,287
AES Corp. (The)
2.450%, 01/15/31 ...... 162 143,308
5.800%, 03/15/32 ...... 1,650 1,658,690
Aetna, Inc.
6.625%, 06/15/36 ...... 150 160,205
6.750%, 12/15/37 ...... 73 77,884
4.500%, 05/15/42 ...... 50 41,616
Affiliated Managers Group, Inc.
5.500%, 08/20/34 ...... 865 850,311
5.500%, 02/15/36 ...... 355 344,439
Aflac, Inc.
6.900%, 12/17/39 ...... 270 294,445
AGCO Corp.
5.800%, 03/21/34 ...... 1,352 1,358,036
Air Products and Chemicals,
Inc.
4.000%, 03/03/35 ...... EUR 122 140,549
Alabama Power Co.
5.500%, 03/15/41 ...... 105 101,752
5.200%, 06/01/41 ...... 170 159,686
4.100%, 01/15/42 ...... 262 209,698
Albemarle Corp.
5.050%, 06/01/32 ...... 398 393,461
Allstate Corp. (The)
# 4.500%, 06/15/43 ...... 252 209,949
Ally Financial, Inc.
8.000%, 11/01/31 ...... 3,575 3,945,190
8.000%, 11/01/31 ...... 1,814 2,007,031
Alphabet, Inc.
3.450%, 05/11/32 ...... EUR 100 114,218
4.000%, 05/15/33 ...... CAD 13,000 9,231,543
2.822%, 05/16/33 ...... JPY 520,000 3,227,768
4.350%, 05/15/36 ...... CAD 3,000 2,117,546
3.375%, 05/06/37 ...... EUR 4,084 4,417,854
4.100%, 05/11/39 ...... EUR 262 295,886
5.500%, 11/13/41 ...... GBP 100 124,000
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Altria Group, Inc.
3.125%, 06/15/31 ...... EUR 300 $ 337,060
# 6.875%, 11/01/33 ...... 220 239,900
5.800%, 02/14/39 ...... 305 301,078
3.400%, 02/04/41 ...... 1,193 884,415
4.250%, 08/09/42 ...... 1,147 909,862
4.500%, 05/02/43 ...... 557 452,132
Amazon.com, Inc.
4.350%, 03/20/33 ...... 2,000 1,909,781
3.700%, 03/16/35 ...... EUR 476 535,968
3.875%, 08/22/37 ...... 1,131 981,109
2.875%, 05/12/41 ...... 1,161 819,005
American Express Co.
SOFRINDX+0.65%, FRN,
4.327%, 11/04/26(*) .... 250 250,150
8.150%, 03/19/38 ...... 130 159,063
American International Group,
Inc.
5.125%, 03/27/33 ...... 2,000 1,985,217
American Medical Systems
Europe BV
3.250%, 03/08/34 ...... EUR 3,157 3,474,950
American Tower Corp.
4.625%, 05/16/31 ...... EUR 200 238,993
4.100%, 05/16/34 ...... EUR 600 690,341
American Water Capital Corp.
5.250%, 03/01/35 ...... 1,000 991,572
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 241 239,302
5.409%, 09/12/34 ...... 3,207 3,070,423
Ameriprise Financial, Inc.
5.200%, 04/15/35 ...... 2,368 2,324,003
Aon Corp.
6.250%, 09/30/40 ...... 200 210,583
Aon Global, Ltd.
4.250%, 12/12/42 ...... 160 129,705
APA Corp.
4.250%, 01/15/30 ...... 100 97,541
6.100%, 02/15/35 ...... 2,437 2,474,078
6.000%, 01/15/37 ...... 166 165,617
5.100%, 09/01/40 ...... 200 180,057
Appalachian Power Co.
7.000%, 04/01/38 ...... 181 198,390
Apple, Inc.
1.250%, 08/20/30 ...... 2,000 1,754,822
1.650%, 02/08/31 ...... 7,000 6,163,691
1.700%, 08/05/31 ...... 2,000 1,736,168
# 4.500%, 05/12/32 ...... 1,700 1,692,433
3.350%, 08/08/32 ...... 150 140,147
# 4.750%, 05/12/35 ...... 165 163,298
2.375%, 02/08/41 ...... 1,208 827,672
3.450%, 02/09/45 ...... 163 118,449
4.375%, 05/13/45 ...... 300 248,782

106
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Arrow Electronics, Inc.
2.950%, 02/15/32 ...... 450 $ 395,198
5.875%, 04/10/34 ...... 2,018 2,039,766
Ashtead Capital, Inc.
Ω 5.950%, 10/15/33 ...... 1,306 1,329,508
Ω 5.800%, 04/15/34 ...... 785 788,620
Assurant, Inc.
2.650%, 01/15/32 ...... 150 130,364
AT&T, Inc.
5.350%, 09/01/40 ...... 372 346,731
6.375%, 03/01/41 ...... 442 451,959
3.500%, 06/01/41 ...... 190 139,862
5.550%, 08/15/41 ...... 100 93,311
4.650%, 06/01/44 ...... 600 481,704
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 689 718,070
# 5.875%, 01/15/34 ...... 839 836,417
Atlas Warehouse Lending Co.,
LP
Ω 4.950%, 11/15/30 ...... 539 526,643
Atlassian Corp.
5.500%, 05/15/34 ...... 200 195,211
Autodesk, Inc.
# 2.400%, 12/15/31 ...... 200 173,723
# 5.300%, 06/15/35 ...... 438 429,907
Automatic Data Processing, Inc.
4.750%, 05/08/32 ...... 304 301,267
AutoNation, Inc.
2.400%, 08/01/31 ...... 140 122,238
3.850%, 03/01/32 ...... 400 370,359
# 5.890%, 03/15/35 ...... 905 907,182
AvalonBay Communities, Inc.
5.350%, 06/01/34 ...... 2,000 2,009,664
Avnet, Inc.
5.500%, 06/01/32 ...... 2,765 2,760,367
Baker Hughes Holdings LLC
5.125%, 09/15/40 ...... 144 134,278
Baltimore Gas and Electric Co.
5.150%, 06/01/33 ...... 1,425 1,415,780
5.450%, 06/01/35 ...... 2,000 1,993,723
Baxter International, Inc.
2.539%, 02/01/32 ...... 1,950 1,668,220
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 1,504 1,568,341
5.950%, 05/15/37 ...... 970 1,001,081
5.150%, 11/15/43 ...... 479 434,078
Berkshire Hathaway Finance
Corp.
2.000%, 03/18/34 ...... EUR 523 533,038
2.375%, 06/19/39 ...... GBP 173 157,535
BG Energy Capital PLC
5.000%, 11/04/36, MTN . GBP 2,500 3,157,317
Black Hills Corp.
6.150%, 05/15/34 ...... 857 885,074
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.000%, 01/15/35 ...... 100 $ 101,597
Blackrock, Inc.
3.750%, 07/18/35 ...... EUR 1,050 1,197,596
Block Financial LLC
5.375%, 09/15/32 ...... 2,093 2,052,199
Blue Owl Finance LLC
# 4.375%, 02/15/32 ...... 100 91,001
6.250%, 04/18/34 ...... 1,775 1,718,856
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 650 651,197
Boeing Co. (The)
3.300%, 03/01/35 ...... 100 84,768
3.550%, 03/01/38 ...... 148 120,436
3.500%, 03/01/39 ...... 450 359,122
6.875%, 03/15/39 ...... 787 861,368
5.875%, 02/15/40 ...... 450 449,832
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 150 178,659
4.750%, 11/15/34 ...... EUR 620 742,872
3.750%, 03/01/36 ...... EUR 2,355 2,595,456
3.750%, 11/21/37 ...... EUR 620 668,638
Booz Allen Hamilton, Inc.
# 5.950%, 08/04/33 ...... 100 99,437
# 5.950%, 04/15/35 ...... 100 98,249
BorgWarner, Inc.
1.000%, 05/19/31 ...... EUR 100 101,304
Boston Properties, LP
2.900%, 03/15/30 ...... 150 138,969
3.250%, 01/30/31 ...... 250 230,406
# 2.550%, 04/01/32 ...... 958 826,857
2.450%, 10/01/33 ...... 500 406,334
6.500%, 01/15/34 ...... 2,446 2,551,793
5.750%, 01/15/35 ...... 2,129 2,113,372
BP Capital Markets America,
Inc.
4.812%, 02/13/33 ...... 200 195,869
4.893%, 09/11/33 ...... 144 141,286
5.227%, 11/17/34 ...... 450 449,853
3.060%, 06/17/41 ...... 1,362 995,557
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 1,318 1,550,120
BP Capital Markets PLC
1.104%, 11/15/34 ...... EUR 1,000 922,407
Bristol-Myers Squibb Co.
6.125%, 05/01/38 ...... 100 103,095
4.125%, 06/15/39 ...... 300 260,324
5.250%, 08/15/43 ...... 58 53,550
Brixmor Operating Partnership,
LP
# 5.500%, 02/15/34 ...... 450 450,110
Broadcom, Inc.
4.150%, 04/15/32 ...... 400 376,370
3.500%, 02/15/41 ...... 282 212,656

107
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 507 $ 445,851
Brunswick Corp.
2.400%, 08/18/31 ...... 577 499,832
4.400%, 09/15/32 ...... 1,300 1,223,866
Burlington Resources LLC
5.950%, 10/15/36 ...... 150 156,188
Cadence Design Systems, Inc.
4.700%, 09/10/34 ...... 3,000 2,890,208
Camden Property Trust
4.900%, 02/28/36 ...... 2,000 1,910,774
Campbell's Company (The)
4.550%, 03/21/31 ...... 100 96,609
# 5.400%, 03/21/34 ...... 1,372 1,326,142
4.750%, 03/23/35 ...... 424 388,058
Capital One Financial Corp.
3.800%, 01/31/28 ...... 374 369,045
Carrier Global Corp.
3.377%, 04/05/40 ...... 400 310,660
Caterpillar Financial Services
Corp.
SOFR+0.52%, FRN,
4.152%, 05/14/27(*), MTN 155 155,265
CBRE Services, Inc.
5.950%, 08/15/34 ...... 475 486,004
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34 ...... 540 523,799
CenterPoint Energy Resources
Corp.
4.400%, 07/01/32 ...... 311 299,757
6.625%, 11/01/37 ...... 820 872,557
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,020 892,020
5.375%, 03/15/44 ...... 510 466,634
Charles Schwab Corp. (The)
SOFRINDX+1.05%, FRN,
4.701%, 03/03/27(*) .... 882 885,274
Cigna Group (The)
# 5.125%, 05/15/31 ...... 245 246,809
5.250%, 02/15/34 ...... 682 676,967
4.800%, 08/15/38 ...... 7,210 6,646,806
3.200%, 03/15/40 ...... 1,210 915,830
6.125%, 11/15/41 ...... 550 558,666
5.375%, 02/15/42 ...... 50 46,288
Cincinnati Financial Corp.
6.125%, 11/01/34 ...... 400 411,838
Cisco Systems, Inc.
5.500%, 01/15/40 ...... 850 841,810
Citigroup, Inc.
6.875%, 03/05/38 ...... 150 164,741
6.800%, 06/25/38, MTN . GBP 1,500 2,151,704
8.125%, 07/15/39 ...... 5,500 6,709,129
7.375%, 09/01/39, MTN . GBP 358 534,471
5.875%, 01/30/42 ...... 116 115,796
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 100 $ 91,954
CNA Financial Corp.
5.500%, 06/15/33 ...... 245 245,511
5.125%, 02/15/34 ...... 250 243,442
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 400 400,337
6.450%, 06/15/34 ...... 6,542 6,721,418
Comcast Corp.
3.250%, 09/26/32 ...... EUR 400 440,713
4.250%, 01/15/33 ...... 235 219,852
6.500%, 11/15/35 ...... 100 104,973
Ω 5.168%, 01/15/37 ...... 4,711 4,388,657
6.950%, 08/15/37 ...... 1,633 1,734,077
6.550%, 07/01/39 ...... 100 101,682
3.250%, 11/01/39 ...... 100 72,696
6.400%, 03/01/40 ...... 200 202,412
3.750%, 04/01/40 ...... 230 176,498
5.250%, 09/26/40 ...... GBP 144 169,455
4.650%, 07/15/42 ...... 360 289,720
Conagra Brands, Inc.
5.300%, 11/01/38 ...... 4,338 4,005,273
ConocoPhillips Co.
5.000%, 01/15/35 ...... 118 115,566
3.758%, 03/15/42 ...... 333 260,660
Consolidated Edison Co. of New
York, Inc.
5.500%, 03/15/34 ...... 100 101,642
6.300%, 08/15/37 ...... 250 263,892
6.750%, 04/01/38 ...... 400 439,962
5.500%, 12/01/39 ...... 100 97,845
3.950%, 03/01/43 ...... 200 156,240
4.450%, 03/15/44 ...... 690 569,973
Constellation Energy
Generation LLC
6.250%, 10/01/39 ...... 600 612,908
5.750%, 10/01/41 ...... 150 147,377
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 2,177 1,901,821
4.900%, 06/01/44 ...... 5,380 4,277,555
COPT Defense Properties, LP
2.900%, 12/01/33 ...... 746 627,276
Corebridge Financial, Inc.
3.850%, 04/05/29 ...... 300 292,044
6.050%, 09/15/33 ...... 72 73,979
Cox Communications, Inc.
Ω 5.700%, 06/15/33 ...... 450 432,777
Ω 5.450%, 09/01/34 ...... 1,050 972,627
Ω 4.800%, 02/01/35 ...... 1,120 974,956
Ω 8.375%, 03/01/39 ...... 1,043 1,128,376
Ω 4.700%, 12/15/42 ...... 933 671,386
Ω 4.500%, 06/30/43 ...... 200 142,882
CSX Corp.
5.500%, 04/15/41 ...... 100 98,114

108
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
CVS Health Corp.
5.250%, 02/21/33 ...... 100 $ 100,017
4.780%, 03/25/38 ...... 719 656,462
6.125%, 09/15/39 ...... 759 771,442
4.125%, 04/01/40 ...... 512 424,614
5.300%, 12/05/43 ...... 384 344,126
6.000%, 06/01/44 ...... 698 673,692
D.R. Horton, Inc.
5.500%, 10/15/35 ...... 3,000 2,994,530
DCP Midstream Operating, LP
Ω 6.450%, 11/03/36 ...... 100 104,342
Ω 6.750%, 09/15/37 ...... 1,078 1,158,241
Dell, Inc.
6.500%, 04/15/38 ...... 429 447,879
5.400%, 09/10/40 ...... 50 46,823
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 352 325,520
Devon Energy Corp.
7.950%, 04/15/32 ...... 331 374,716
5.200%, 09/15/34 ...... 306 301,017
5.600%, 07/15/41 ...... 2,040 1,957,463
4.750%, 05/15/42 ...... 805 692,197
Digital Dutch Finco BV
3.875%, 09/13/33 ...... EUR 1,605 1,794,245
3.875%, 07/15/34 ...... EUR 3,460 3,836,360
3.875%, 03/15/35 ...... EUR 491 540,452
Dollar General Corp.
5.000%, 11/01/32 ...... 100 98,337
Dominion Energy, Inc.
7.000%, 06/15/38 ...... 245 268,900
4.050%, 09/15/42 ...... 200 156,186
Dow Chemical Co. (The)
1.125%, 03/15/32 ...... EUR 400 392,058
# 5.650%, 03/15/36 ...... 3,811 3,747,117
5.250%, 11/15/41 ...... 180 159,586
4.375%, 11/15/42 ...... 500 394,982
Duke Energy Carolinas LLC
6.100%, 06/01/37 ...... 1,723 1,789,539
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 200 229,921
3.850%, 06/15/34 ...... EUR 850 959,542
DXC Capital Funding DAC
0.950%, 09/15/31, MTN . EUR 200 190,295
Eastman Chemical Co.
5.625%, 02/20/34 ...... 100 100,268
4.800%, 09/01/42 ...... 100 86,008
Eaton Capital ULC
3.625%, 05/09/35 ...... EUR 469 527,267
3.802%, 05/21/36 ...... EUR 150 169,606
eBay, Inc.
4.000%, 07/15/42 ...... 341 261,168
EIDP, Inc.
5.125%, 05/15/32 ...... 1,079 1,080,498
4.800%, 05/15/33 ...... 4,986 4,836,888
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Elevance Health, Inc.
4.600%, 09/15/32 ...... 100 $ 97,047
4.750%, 02/15/33 ...... 576 559,233
5.375%, 06/15/34 ...... 393 392,306
5.950%, 12/15/34 ...... 100 103,349
5.200%, 02/15/35 ...... 810 797,290
5.000%, 01/15/36 ...... 713 685,633
5.850%, 01/15/36 ...... 73 74,085
6.375%, 06/15/37 ...... 2,433 2,550,180
4.625%, 05/15/42 ...... 960 818,888
4.650%, 01/15/43 ...... 609 520,003
5.100%, 01/15/44 ...... 1,070 946,330
4.650%, 08/15/44 ...... 555 462,416
Energy Transfer, LP
6.550%, 12/01/33 ...... 150 159,684
5.800%, 06/15/38 ...... 262 260,834
7.500%, 07/01/38 ...... 479 539,479
6.850%, 02/15/40 ...... 100 104,873
6.050%, 06/01/41 ...... 578 571,902
6.500%, 02/01/42 ...... 771 789,913
6.100%, 02/15/42 ...... 238 231,969
4.950%, 01/15/43 ...... 89 76,201
5.150%, 02/01/43 ...... 414 361,044
5.950%, 10/01/43 ...... 268 253,976
Enterprise Products Operating
LLC
5.750%, 03/01/35 ...... 100 101,566
7.550%, 04/15/38 ...... 1,007 1,164,236
6.125%, 10/15/39 ...... 237 245,870
6.450%, 09/01/40 ...... 693 735,250
5.950%, 02/01/41 ...... 1,099 1,115,559
5.700%, 02/15/42 ...... 650 634,820
4.850%, 08/15/42 ...... 300 267,414
4.450%, 02/15/43 ...... 707 595,753
4.850%, 03/15/44 ...... 1,126 986,268
EPR Properties
4.950%, 04/15/28 ...... 100 99,706
3.750%, 08/15/29 ...... 100 95,944
3.600%, 11/15/31 ...... 800 726,982
Equinix Europe 2 Financing
Corp. LLC
3.250%, 05/19/29 ...... EUR 200 228,299
3.650%, 09/03/33 ...... EUR 400 446,167
4.000%, 05/19/34 ...... EUR 809 912,375
Equitable Holdings, Inc.
5.594%, 01/11/33 ...... 100 101,240
ERAC USA Finance LLC
Ω 4.900%, 05/01/33 ...... 3,203 3,133,402
ERP Operating, LP
4.500%, 07/01/44 ...... 150 126,163
Exelon Corp.
4.950%, 06/15/35 ...... 100 95,249
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 1,000 1,119,213

109
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.375%, 10/10/34, MTN . EUR 1,500 $ 1,654,255
Extra Space Storage, LP
5.400%, 02/01/34 ...... 100 99,205
Exxon Mobil Corp.
1.408%, 06/26/39 ...... EUR 358 295,411
4.227%, 03/19/40 ...... 850 746,502
FactSet Research Systems, Inc.
# 3.450%, 03/01/32 ...... 200 179,950
FedEx Corp.
0.950%, 05/04/33 ...... EUR 100 93,001
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 130 91,517
First American Financial Corp.
4.000%, 05/15/30 ...... 100 95,637
5.450%, 09/30/34 ...... 650 629,433
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 350 408,826
5.625%, 08/21/33 ...... 285 282,838
5.450%, 03/15/34 ...... 136 132,558
Flex, Ltd.
5.250%, 01/15/32 ...... 556 547,333
Fox Corp.
6.500%, 10/13/33 ...... 554 581,501
5.476%, 01/25/39 ...... 2,541 2,412,672
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 165 153,407
GATX Corp.
6.900%, 05/01/34 ...... 366 395,595
5.200%, 03/15/44 ...... 500 446,946
General Dynamics Corp.
4.250%, 04/01/40 ...... 300 261,983
General Motors Co.
5.000%, 04/01/35 ...... 114 108,272
6.600%, 04/01/36 ...... 1,072 1,129,673
5.150%, 04/01/38 ...... 450 419,249
6.250%, 10/02/43 ...... 823 801,352
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
4.684%, 02/26/27(*) .... 50 50,104
SOFRINDX+1.35%, FRN,
4.978%, 05/08/27(*) .... 85 85,403
SOFRINDX+1.05%, FRN,
4.719%, 07/15/27(*) .... 534 535,164
4.000%, 07/10/30, MTN . EUR 100 116,222
3.700%, 07/14/31, MTN . EUR 270 307,421
5.625%, 04/04/32 ...... 100 101,506
6.100%, 01/07/34 ...... 257 264,334
5.950%, 04/04/34 ...... 268 272,951
6.150%, 07/15/35 ...... 814 832,813
Genuine Parts Co.
2.750%, 02/01/32 ...... 309 268,530
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Georgia Power Co.
4.750%, 09/01/40 ...... 400 $ 363,046
4.300%, 03/15/42 ...... 260 217,252
4.300%, 03/15/43 ...... 575 474,041
Georgia-Pacific LLC
Ω 4.900%, 05/15/33 ...... 822 807,413
Gilead Sciences, Inc.
# 5.100%, 06/15/35 ...... 100 98,959
4.000%, 09/01/36 ...... 100 89,737
5.650%, 12/01/41 ...... 150 148,411
4.800%, 04/01/44 ...... 990 865,091
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 1,486 1,750,622
# 5.400%, 08/15/32 ...... 1,483 1,461,266
5.400%, 03/15/33 ...... 1,047 1,018,046
5.550%, 11/15/35 ...... 2,847 2,711,407
Globe Life, Inc.
5.850%, 09/15/34 ...... 200 202,696
Goldman Sachs Group, Inc.
(The)
2.000%, 11/01/28, MTN . EUR 262 294,246
1.250%, 02/07/29, MTN . EUR 125 136,572
6.250%, 02/01/41 ...... 3,091 3,178,532
GXO Logistics, Inc.
6.500%, 05/06/34 ...... 1,147 1,188,365
Halliburton Co.
4.850%, 11/15/35 ...... 400 379,551
6.700%, 09/15/38 ...... 700 752,637
7.450%, 09/15/39 ...... 780 890,367
4.500%, 11/15/41 ...... 200 171,059
4.750%, 08/01/43 ...... 1,383 1,170,977
Harley-Davidson Financial
Services, Inc.
4.000%, 03/12/30 ...... EUR 708 810,530
Hasbro, Inc.
6.050%, 05/14/34 ...... 1,492 1,536,463
# 6.350%, 03/15/40 ...... 2,457 2,524,391
5.100%, 05/15/44 ...... 305 259,078
HCA, Inc.
7.500%, 11/06/33 ...... 700 777,956
5.600%, 04/01/34 ...... 359 360,972
5.450%, 09/15/34 ...... 300 297,970
4.375%, 03/15/42 ...... 710 583,535
Healthcare Realty Holdings, LP
3.100%, 02/15/30 ...... 400 374,026
2.400%, 03/15/30 ...... 100 90,796
2.050%, 03/15/31 ...... 150 130,058
Helmerich & Payne, Inc.
4.850%, 12/01/29 ...... 200 199,169
5.500%, 12/01/34 ...... 5,688 5,508,164
HF Sinclair Corp.
5.500%, 09/01/32 ...... 750 750,112
6.250%, 01/15/35 ...... 1,338 1,372,664

110
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Highwoods Realty, LP
4.200%, 04/15/29 ...... 100 $ 97,577
3.050%, 02/15/30 ...... 100 92,941
2.600%, 02/01/31 ...... 500 444,222
5.350%, 01/15/33 ...... 936 917,529
7.650%, 02/01/34 ...... 1,030 1,131,639
Home Depot, Inc. (The)
3.300%, 04/15/40 ...... 150 116,815
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 233 220,914
2.900%, 12/15/31 ...... 100 88,438
5.700%, 07/01/34 ...... 1,700 1,698,719
5.500%, 04/15/35 ...... 750 737,727
Howmet Aerospace, Inc.
5.950%, 02/01/37 ...... 1,000 1,037,488
HP, Inc.
# 6.000%, 09/15/41 ...... 888 875,269
Humana, Inc.
5.875%, 03/01/33 ...... 250 254,223
Hyatt Hotels Corp.
5.375%, 12/15/31 ...... 100 100,480
5.750%, 03/30/32 ...... 100 101,769
5.500%, 06/30/34 ...... 410 408,472
IBM International Capital Pte,
Ltd.
5.250%, 02/05/44 ...... 2,715 2,376,518
IHG Finance LLC
3.625%, 09/27/31, MTN . EUR 300 340,992
Intel Corp.
5.200%, 02/10/33 ...... 300 296,675
4.600%, 03/25/40 ...... 400 345,983
2.800%, 08/12/41 ...... 250 167,610
4.800%, 10/01/41 ...... 1,115 957,376
4.250%, 12/15/42 ...... 700 549,887
5.625%, 02/10/43 ...... 1,035 955,558
International Business Machines
Corp.
4.400%, 07/27/32 ...... 250 239,217
4.600%, 02/03/33 ...... 155 148,590
3.150%, 02/10/33 ...... EUR 250 275,428
3.450%, 02/03/34 ...... EUR 450 498,482
1.250%, 02/09/34, MTN . EUR 200 189,653
3.750%, 02/06/35 ...... EUR 700 785,668
4.875%, 02/06/38 ...... GBP 187 220,540
4.150%, 05/15/39 ...... 390 324,337
5.600%, 11/30/39 ...... 100 96,988
4.000%, 06/20/42 ...... 369 283,447
Interstate Power and Light Co.
5.700%, 10/15/33 ...... 710 721,530
4.950%, 09/30/34 ...... 150 144,758
6.250%, 07/15/39 ...... 100 103,541
Invitation Homes Operating
Partnership, LP
5.450%, 08/15/30 ...... 132 133,139
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
J.M. Smucker Co. (The)
4.250%, 03/15/35 ...... 480 $ 439,531
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 656 582,647
5.670%, 06/08/32 ...... 1,037 1,032,997
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 281 285,924
JDE Peet's NV
4.125%, 01/23/30, MTN . EUR 100 116,239
Jefferies Financial Group, Inc.
# 6.450%, 06/08/27 ...... 70 71,003
2.750%, 10/15/32 ...... 150 127,246
6.200%, 04/14/34 ...... 3,161 3,189,594
6.250%, 01/15/36 ...... 831 834,992
6.500%, 01/20/43 ...... 392 384,366
6.625%, 10/23/43 ...... 265 257,412
Jersey Central Power & Light
Co.
5.100%, 01/15/35 ...... 1,100 1,075,097
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.252%, 06/11/27(*), MTN 100 100,231
Johnson & Johnson
4.850%, 03/01/32 ...... 1,000 1,010,114
5.000%, 03/01/35 ...... 255 256,689
3.550%, 03/01/36 ...... 300 266,408
3.625%, 03/03/37 ...... 400 351,919
3.400%, 01/15/38 ...... 270 229,378
4.500%, 09/01/40 ...... 391 360,755
2.100%, 09/01/40 ...... 1,337 907,400
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 119 127,422
5.500%, 10/15/40 ...... 1,000 986,373
JPMorgan Chase Bank NA
SOFR+1.00%, FRN,
4.652%, 12/08/26(*) .... 750 751,470
Juniper Networks, Inc.
2.000%, 12/10/30 ...... 90 78,572
Kellanova
3.750%, 05/16/34 ...... EUR 1,200 1,366,175
Kemper Corp.
3.800%, 02/23/32 ...... 505 450,301
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
4.536%, 03/15/27(*) .... 160 160,370
Kilroy Realty, LP
5.875%, 10/15/35 ...... 161 156,195
6.250%, 01/15/36 ...... 2,637 2,626,436
Kinder Morgan Energy Partners,
LP
7.750%, 03/15/32 ...... 100 112,345
5.800%, 03/15/35 ...... 534 544,246
6.500%, 02/01/37 ...... 52 55,166
6.950%, 01/15/38, MTN . 670 731,991

111
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.500%, 09/01/39 ...... 41 $ 42,853
6.550%, 09/15/40 ...... 278 292,134
7.500%, 11/15/40 ...... 291 330,833
6.375%, 03/01/41 ...... 233 239,901
5.625%, 09/01/41 ...... 85 81,083
5.000%, 08/15/42 ...... 254 222,837
4.700%, 11/01/42 ...... 160 135,331
5.000%, 03/01/43 ...... 579 507,624
5.500%, 03/01/44 ...... 181 165,842
Kraft Heinz Foods Co.
6.875%, 01/26/39 ...... 534 571,045
5.000%, 06/04/42 ...... 600 518,926
Kroger Co. (The)
5.000%, 04/15/42 ...... 100 89,840
Las Vegas Sands Corp.
5.650%, 05/18/33 ...... 717 708,157
6.200%, 08/15/34 ...... 500 504,897
Lear Corp.
3.500%, 05/30/30 ...... 145 137,288
Legg Mason, Inc.
5.625%, 01/15/44 ...... 381 363,292
Liberty Mutual Group, Inc.
4.625%, 12/02/30 ...... EUR 1,280 1,528,284
Ω 4.625%, 12/02/30 ...... EUR 400 477,589
Ω 3.875%, 09/26/35 ...... EUR 694 774,513
Lincoln National Corp.
3.400%, 03/01/32 ...... 150 135,769
5.852%, 03/15/34 ...... 400 401,997
6.300%, 10/09/37 ...... 100 102,805
7.000%, 06/15/40 ...... 700 747,759
LKQ Corp.
# 6.250%, 06/15/33 ...... 3,720 3,788,858
Lowe's Cos., Inc.
5.000%, 04/15/40 ...... 100 92,543
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 500 503,817
5.650%, 03/15/35 ...... 200 195,132
LYB International Finance III
LLC
5.500%, 03/01/34 ...... 1,661 1,631,963
# 6.150%, 05/15/35 ...... 1,507 1,529,655
# 5.875%, 01/15/36 ...... 2,160 2,144,130
3.375%, 10/01/40 ...... 1,050 755,072
Marathon Petroleum Corp.
6.500%, 03/01/41 ...... 1,772 1,852,387
Markel Group, Inc.
5.000%, 03/30/43 ...... 50 43,613
Marriott International, Inc.
5.300%, 05/15/34 ...... 100 98,901
Mars, Inc.
Ω 4.750%, 04/20/33 ...... 100 97,676
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.328%, 11/08/27(*) .... 100 100,296
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
McKesson Corp.
6.000%, 03/01/41 ...... 270 $ 268,413
Medtronic Global Holdings SCA
2.250%, 03/07/39 ...... EUR 400 374,296
1.500%, 07/02/39 ...... EUR 800 673,300
Merck & Co., Inc.
3.900%, 03/07/39 ...... 221 188,766
2.350%, 06/24/40 ...... 1,370 946,774
MetLife, Inc.
5.875%, 02/06/41 ...... 1,274 1,280,117
4.125%, 08/13/42 ...... 105 85,234
4.875%, 11/13/43 ...... 100 88,639
Micron Technology, Inc.
3.366%, 11/01/41 ...... 445 330,258
Microsoft Corp.
3.450%, 08/08/36 ...... 150 129,784
4.100%, 02/06/37 ...... 109 100,094
Mid-America Apartments, LP
5.300%, 02/15/32 ...... 100 101,069
4.650%, 01/15/33 ...... 3,359 3,248,648
4.950%, 03/01/35 ...... 154 149,383
Mississippi Power Co.
4.250%, 03/15/42 ...... 1,128 919,651
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 100 87,513
Morgan Stanley
6.375%, 07/24/42 ...... 450 469,258
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
4.841%, 10/30/26(*) .... 387 387,557
Mosaic Co. (The)
# 5.625%, 11/15/43 ...... 810 744,266
MPLX, LP
4.500%, 04/15/38 ...... 1,250 1,106,706
Mylan, Inc.
5.400%, 11/29/43 ...... 750 637,327
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.477%, 02/05/27(*), MTN 315 315,766
8.000%, 03/01/32 ...... 100 113,505
NBCUniversal Media LLC
6.400%, 04/30/40 ...... 140 150,169
5.950%, 04/01/41 ...... 244 251,020
4.450%, 01/15/43 ...... 711 609,141
Nestle Capital Corp.
Ω 4.500%, 03/18/33 ...... 2,000 1,941,549
Nestle Holdings, Inc.
2.192%, 01/26/29 ...... CAD 5,000 3,463,592
Newmont Corp.
5.875%, 04/01/35 ...... 123 127,564
5.450%, 06/09/44 ...... 600 563,893

112
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
NextEra Energy Capital
Holdings, Inc.
5.000%, 07/15/32 ...... 1,433 $ 1,422,797
5.250%, 03/15/34 ...... 821 815,736
5.450%, 03/15/35 ...... 150 148,549
NiSource, Inc.
5.950%, 06/15/41 ...... 350 348,440
Northern Powergrid Northeast
PLC
5.375%, 11/04/37, MTN . GBP 2,400 3,065,205
Northern Trust Corp.
3.150%, 05/03/29 ...... 400 384,818
NOV, Inc.
3.950%, 12/01/42 ...... 1,100 831,458
NVIDIA Corp.
# 3.500%, 04/01/40 ...... 400 318,323
Oklahoma Gas and Electric Co.
5.250%, 05/15/41 ...... 150 140,165
Omnicom Group, Inc.
3.375%, 03/01/41 ...... 1,047 747,883
ONEOK Partners, LP
6.650%, 10/01/36 ...... 353 375,576
6.850%, 10/15/37 ...... 444 478,984
6.125%, 02/01/41 ...... 1,174 1,177,925
6.200%, 09/15/43 ...... 150 148,343
ONEOK, Inc.
6.000%, 06/15/35 ...... 358 365,915
Oracle Corp.
# 6.500%, 04/15/38 ...... 102 97,366
3.600%, 04/01/40 ...... 510 352,826
5.375%, 07/15/40 ...... 1,931 1,611,860
3.650%, 03/25/41 ...... 404 274,039
Ovintiv, Inc.
# 6.250%, 07/15/33 ...... 984 1,026,309
6.500%, 08/15/34 ...... 1,300 1,372,141
6.625%, 08/15/37 ...... 564 594,924
6.500%, 02/01/38 ...... 2,601 2,698,345
PayPal Holdings, Inc.
2.850%, 10/01/29 ...... 400 376,999
# 5.150%, 06/01/34 ...... 400 391,883
5.100%, 04/01/35 ...... 2,000 1,936,289
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω # 6.200%, 06/15/30 ...... 401 415,071
Pfizer Investment Enterprises
Pte, Ltd.
5.110%, 05/19/43 ...... 178 162,418
Pfizer, Inc.
7.200%, 03/15/39 ...... 801 916,232
Philip Morris International, Inc.
4.900%, 11/01/34 ...... 200 195,289
6.375%, 05/16/38 ...... 545 581,151
4.375%, 11/15/41 ...... 1,068 907,644
4.500%, 03/20/42 ...... 346 295,411
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.875%, 08/21/42 ...... 1,390 $ 1,093,115
4.125%, 03/04/43 ...... 1,129 911,437
4.875%, 11/15/43 ...... 453 398,218
Phillips 66 Co.
5.250%, 06/15/31 ...... 100 101,052
5.300%, 06/30/33 ...... 250 250,186
4.950%, 03/15/35 ...... 1,002 972,295
5.875%, 05/01/42 ...... 2,260 2,226,899
Piedmont Operating
Partnership, LP
5.625%, 01/15/33 ...... 1,496 1,470,139
Plains All American Pipeline,
LP/PAA Finance Corp.
6.700%, 05/15/36 ...... 500 533,868
6.650%, 01/15/37 ...... 1,263 1,343,030
5.150%, 06/01/42 ...... 515 458,847
4.300%, 01/31/43 ...... 1,028 816,193
4.700%, 06/15/44 ...... 300 250,342
PNC Financial Services Group,
Inc. (The)
3.450%, 04/23/29 ...... 400 387,438
2.550%, 01/22/30 ...... 116 107,281
PPG Industries, Inc.
5.500%, 11/15/40 ...... 1,067 1,025,931
Principal Financial Group, Inc.
Ω 4.111%, 02/15/28 ...... 376 373,131
5.375%, 03/15/33 ...... 910 914,018
6.050%, 10/15/36 ...... 210 218,103
4.625%, 09/15/42 ...... 150 128,535
Prologis Euro Finance LLC
0.250%, 09/10/27 ...... EUR 300 334,446
4.625%, 05/23/33 ...... EUR 1,675 2,000,523
4.000%, 05/05/34 ...... EUR 670 767,528
Prologis International Funding
II SA
3.700%, 10/07/34, MTN . EUR 1,200 1,342,680
Prologis, LP
5.125%, 01/15/34 ...... 1,000 990,116
Prudential Financial, Inc.
5.700%, 12/14/36, MTN . 561 568,120
6.625%, 12/01/37, MTN . 299 322,411
Public Storage Operating Co.
3.385%, 05/01/29 ...... 400 387,034
0.875%, 01/24/32 ...... EUR 910 896,355
3.500%, 01/20/34 ...... EUR 2,294 2,540,992
PVH Corp.
4.125%, 07/16/29 ...... EUR 100 116,397
Quanta Services, Inc.
3.050%, 10/01/41 ...... 1,010 722,483
Raymond James Financial, Inc.
4.900%, 09/11/35 ...... 2,000 1,908,173
Realty Income Corp.
3.375%, 06/20/31 ...... EUR 274 309,165
5.625%, 10/13/32 ...... 100 102,507

113
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
1.800%, 03/15/33 ...... 200 $ 163,000
1.750%, 07/13/33 ...... GBP 100 104,948
4.900%, 07/15/33 ...... 170 166,191
5.125%, 02/15/34 ...... 350 345,921
5.125%, 07/06/34 ...... EUR 2,500 3,050,544
3.875%, 06/20/35 ...... EUR 3,462 3,859,805
6.000%, 12/05/39 ...... GBP 649 848,120
5.250%, 09/04/41 ...... GBP 871 1,039,594
Reinsurance Group of America,
Inc.
6.000%, 09/15/33 ...... 506 520,344
5.750%, 09/15/34 ...... 200 201,666
Roche Holdings, Inc.
Ω 4.985%, 03/08/34 ...... 334 331,385
Royalty Pharma PLC
5.400%, 09/02/34 ...... 450 447,381
3.300%, 09/02/40 ...... 1,710 1,288,964
RTX Corp.
4.450%, 11/16/38 ...... 473 427,081
S&P Global, Inc.
2.900%, 03/01/32 ...... 1,100 988,718
6.550%, 11/15/37 ...... 250 267,744
Schlumberger Holdings Corp.
Ω 5.000%, 06/01/34 ...... 150 147,267
Sempra
6.000%, 10/15/39 ...... 300 301,671
Sempra Infrastructure Partners,
LP
Ω 3.250%, 01/15/32 ...... 566 498,676
ServiceNow, Inc.
5.050%, 05/15/33 ...... 2,638 2,601,470
Shell Finance US, Inc.
SOFR+0.78%, FRN,
4.457%, 11/06/30(*) .... 160 161,879
6.375%, 12/15/38 ...... 799 850,091
5.500%, 03/25/40 ...... 450 444,086
Shell International Finance BV
# 6.375%, 12/15/38 ...... 380 408,067
Simon Property Group, LP
2.250%, 01/15/32 ...... 50 43,360
4.750%, 09/26/34 ...... 1,009 966,008
6.750%, 02/01/40 ...... 536 586,791
4.750%, 03/15/42 ...... 550 488,149
Southern Co. Gas Capital Corp.
5.750%, 09/15/33 ...... 200 204,967
4.950%, 09/15/34 ...... 205 199,208
5.875%, 03/15/41 ...... 911 909,500
4.400%, 06/01/43 ...... 610 501,958
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 301 274,235
5.200%, 09/01/40 ...... 810 745,379
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.103%, 11/25/26(*) .... 1,000 1,000,630
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
State Street Corp.
SOFR+0.64%, FRN,
4.313%, 10/22/27(*) .... 585 $ 586,701
Stellantis NV
3.500%, 09/19/30, MTN . EUR 900 1,005,649
4.250%, 06/16/31, MTN . EUR 360 408,943
Store Capital LLC
2.750%, 11/18/30 ...... 300 268,846
2.700%, 12/01/31 ...... 150 130,767
Synchrony Financial
2.875%, 10/28/31 ...... 1,185 1,037,157
Tanger Properties, LP
3.875%, 07/15/27 ...... 145 144,188
Tapestry, Inc.
5.500%, 03/11/35 ...... 200 197,919
Targa Resources Corp.
6.125%, 03/15/33 ...... 409 424,755
TD SYNNEX Corp.
6.100%, 04/12/34 ...... 130 132,433
Timken Co. (The)
4.125%, 04/01/32 ...... 100 94,323
4.125%, 05/23/34 ...... EUR 3,421 3,910,346
Toll Brothers Finance Corp.
3.800%, 11/01/29 ...... 400 385,952
Tyson Foods, Inc.
5.700%, 03/15/34 ...... 100 101,551
5.150%, 08/15/44 ...... 150 133,546
UnitedHealth Group, Inc.
5.350%, 02/15/33 ...... 317 320,383
5.800%, 03/15/36 ...... 200 206,251
6.500%, 06/15/37 ...... 486 522,947
6.625%, 11/15/37 ...... 500 547,421
6.875%, 02/15/38 ...... 200 222,080
3.500%, 08/15/39 ...... 200 160,158
2.750%, 05/15/40 ...... 400 287,202
5.700%, 10/15/40 ...... 100 99,819
5.950%, 02/15/41 ...... 300 303,950
3.050%, 05/15/41 ...... 800 584,705
4.250%, 03/15/43 ...... 100 81,883
5.500%, 07/15/44 ...... 500 471,799
Unum Group
5.750%, 08/15/42 ...... 500 480,541
Valero Energy Corp.
6.625%, 06/15/37 ...... 1,297 1,397,065
Ventas Realty, LP
5.700%, 09/30/43 ...... 339 325,672
Verizon Communications, Inc.
3.250%, 10/29/32 ...... EUR 108 119,720
4.750%, 01/15/33 ...... 255 246,999
4.500%, 08/10/33 ...... 190 180,199
4.750%, 10/31/34 ...... EUR 251 300,676
5.850%, 09/15/35 ...... 200 203,343
4.272%, 01/15/36 ...... 490 438,677
3.750%, 02/28/36, MTN . EUR 144 159,145

114
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.375%, 10/27/36 ...... GBP 500 $ 532,278
5.250%, 03/16/37 ...... 889 852,499
5.401%, 07/02/37 ...... 740 716,640
2.875%, 01/15/38 ...... EUR 500 496,848
4.812%, 03/15/39 ...... 3,140 2,821,556
2.650%, 11/20/40 ...... 931 633,782
3.400%, 03/22/41 ...... 1,261 935,158
2.850%, 09/03/41 ...... 750 511,585
3.850%, 11/01/42 ...... 125 95,217
6.550%, 09/15/43 ...... 400 411,237
Viatris, Inc.
2.300%, 06/22/27 ...... 103 100,684
2.700%, 06/22/30 ...... 500 454,536
3.850%, 06/22/40 ...... 2,205 1,686,562
Virginia Electric and Power Co.
5.000%, 01/15/34 ...... 100 97,878
6.000%, 01/15/36 ...... 350 360,891
6.000%, 05/15/37 ...... 1,041 1,069,433
6.350%, 11/30/37 ...... 381 399,034
8.875%, 11/15/38 ...... 1,004 1,274,419
4.000%, 01/15/43 ...... 300 236,511
4.650%, 08/15/43 ...... 415 354,235
4.450%, 02/15/44 ...... 512 424,149
Visa, Inc.
3.125%, 05/15/33 ...... EUR 317 354,743
2.375%, 06/15/34 ...... EUR 225 237,067
3.500%, 05/15/37 ...... EUR 350 389,455
Voya Financial, Inc.
5.700%, 07/15/43 ...... 523 497,304
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 400 389,408
4.250%, 07/23/32 ...... EUR 2,307 2,673,279
3.700%, 11/19/34 ...... EUR 305 335,612
Walt Disney Co. (The)
6.650%, 11/15/37 ...... 170 185,976
6.900%, 08/15/39 ...... 200 220,566
6.150%, 02/15/41 ...... 85 88,386
Wells Fargo & Co.
1.000%, 02/02/27, MTN . EUR 100 114,035
0.625%, 03/25/30, MTN . EUR 100 103,901
0.625%, 08/14/30 ...... EUR 100 102,705
5.375%, 02/07/35 ...... 100 100,254
4.625%, 11/02/35 ...... GBP 5,443 6,748,318
Welltower OP LLC
4.800%, 11/20/28 ...... GBP 169 225,578
4.500%, 12/01/34 ...... GBP 7,212 8,946,992
Western Midstream Operating,
LP
6.150%, 04/01/33 ...... 462 475,193
5.450%, 11/15/34 ...... 1,495 1,466,207
# 5.500%, 12/15/35 ...... 816 794,157
5.450%, 04/01/44 ...... 501 441,742
Western Union Co. (The)
2.750%, 03/15/31 ...... 250 223,512
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 6.200%, 11/17/36 ...... 4,098 $ 4,181,440
6.200%, 06/21/40 ...... 700 677,725
Williams Cos., Inc. (The)
6.300%, 04/15/40 ...... 1,521 1,568,579
5.800%, 11/15/43 ...... 650 619,910
5.400%, 03/04/44 ...... 100 91,083
5.750%, 06/24/44 ...... 100 95,226
Wisconsin Power and Light Co.
4.950%, 04/01/33 ...... 306 301,221
5.375%, 03/30/34 ...... 209 209,065
Xcel Energy, Inc.
4.800%, 09/15/41 ...... 160 138,336
Zoetis, Inc.
5.600%, 11/16/32 ...... 400 409,613
TOTAL UNITED STATES .. 519,526,480
TOTAL BONDS .......... 1,041,521,767
U.S. TREASURY OBLIGATIONS
— (1.9%)
U.S. Treasury Notes
USBMMY3M + 0.21%,
FRN, 3.991% 10/31/26(*) 187 187,092
USBMMY3M + 0.19%,
FRN, 3.976% 10/31/27(*) 3,000 3,005,891
USBMMY3M + 0.10%,
FRN, 3.885% 01/31/28(*) 4,000 4,004,287
3.875%, 03/31/28 ..... 800 795,094
3.750%, 04/30/28 ..... 7,300 7,237,836
4.000%, 05/31/28 ..... 3,800 3,782,188
3.875%, 04/30/30 ..... 2,000 1,965,234
TOTAL U.S. TREASURY
OBLIGATIONS ........... 20,977,622
TOTAL INVESTMENT
SECURITIES — ( 97.4% )
(Cost $1,076,890,005) ..... 1,062,499,389
Shares Value
SECURITIES LENDING
COLLATERAL — (2.6%)
@§ The DFA Short Term
Investment Fund ...... 2,455,261 28,400,006
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,105,290,011) ..... $1,090,899,395

115
Dimensional Global Credit ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $86,590,289 which represented 8.0% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of July 31, 2026.
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
CAD Canadian Dollars
CAONINDX Canadian Overnight Index (CORRA)
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
As of July 31, 2026, Dimensional Global Credit ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 531,304 NZD 901,470 Citigroup 08/03/26 $ 1,555
EUR 5,883,384 USD 6,731,040 Citigroup 08/06/26 38,640
EUR 416,742 USD 476,758 Citigroup 08/06/26 2,764
EUR 3,218,544 USD 3,685,733 State Street Bank and Trust 08/06/26 17,666
USD 7,805,479 CAD 10,814,693 Citigroup 08/07/26 95,376
USD 2,333,018 CAD 3,244,860 Citigroup 08/07/26 19,664
USD 10,192,316 CAD 14,107,088 BNY Capital Markets 08/10/26 133,647
USD 8,605,406 CAD 11,959,607 BNY Capital Markets 08/11/26 77,565
USD 10,582,049 CAD 14,750,602 State Street Bank and Trust 08/14/26 62,694
EUR 2,134,418 USD 2,445,374 BNY Capital Markets 08/21/26 12,094
EUR 1,242,067 USD 1,422,850 Citigroup 08/21/26 7,208
EUR 1,243,904 USD 1,424,407 Citigroup 08/21/26 7,767
USD 1,345,143 EUR 1,168,296 RBC Dominion Securities 08/21/26 22
USD 35,747,914 EUR 30,771,617 RBC Dominion Securities 08/21/26 318,920
NZD 578,080 USD 336,739 BNY Capital Markets 08/24/26 3,190
NZD 511,538 USD 296,490 Citigroup 08/31/26 4,378
EUR 1,571,601 USD 1,790,521 RBC Dominion Securities 09/04/26 19,986
EUR 3,838,132 USD 4,373,089 State Street Bank and Trust 09/04/26 48,494
EUR 146,946 USD 167,690 Citigroup 09/08/26 1,621
USD 2,955,022 CAD 4,116,327 BNY Capital Markets 09/10/26 15,935

116
Dimensional Global Credit ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 579,303 CAD 806,700 BNY Capital Markets 09/10/26 $ 3,314
USD 1,318,132 CAD 1,839,704 Citigroup 10/19/26 2,173
USD 11,327,798 CAD 15,835,616 RBC Dominion Securities 10/19/26 421
USD 9,996,161 CAD 13,960,359 RBC Dominion Securities 10/20/26 9,708
Total Appreciation $904,802
USD 37,267,938 EUR 32,517,964 BNY Capital Markets 08/06/26 $ (148,660)
USD 5,849,409 NZD 10,264,891 Citigroup 08/12/26 (184,327)
USD 4,765,846 NZD 8,306,873 Citigroup 08/13/26 (117,119)
USD 129,091 GBP 96,009 Citigroup 08/17/26 (112)
USD 5,006,657 NZD 8,541,293 Citigroup 08/21/26 (15,403)
USD 1,839,606 NZD 3,228,246 BNY Capital Markets 08/24/26 (58,704)
USD 331,521 NZD 581,872 State Street Bank and Trust 08/24/26 (10,638)
USD 4,925,941 NZD 8,584,982 State Street Bank and Trust 08/24/26 (122,298)
USD 22,743,804 EUR 20,008,725 BNY Capital Markets 08/28/26 (299,923)
USD 205,148 AUD 297,999 Citigroup 08/28/26 (4,048)
USD 1,484,756 NZD 2,607,929 Citigroup 08/31/26 (49,135)
USD 5,224,500 NZD 9,209,108 State Street Bank and Trust 08/31/26 (191,970)
USD 21,658,812 EUR 18,971,449 RBC Dominion Securities 09/01/26 (193,888)
USD 400,424 EUR 349,073 State Street Bank and Trust 09/01/26 (1,665)
USD 37,550,047 EUR 32,815,456 RBC Dominion Securities 09/04/26 (253,834)
USD 5,385,684 GBP 4,031,678 Citigroup 09/08/26 (39,813)
USD 35,836,419 EUR 31,305,863 State Street Bank and Trust 09/08/26 (234,268)
USD 20,015,520 GBP 15,004,599 BNY Capital Markets 09/09/26 (176,432)
USD 33,571,969 EUR 29,360,740 State Street Bank and Trust 09/09/26 (258,922)
USD 1,568,996 CAD 2,217,700 Citigroup 09/10/26 (14,457)
USD 333,128 CAD 471,218 Citigroup 09/10/26 (3,325)
USD 7,168,170 CAD 10,170,706 Citigroup 09/10/26 (93,787)
USD 33,380,264 EUR 29,141,585 RBC Dominion Securities 09/11/26 (200,842)
USD 9,415,263 EUR 8,217,621 RBC Dominion Securities 09/14/26 (55,414)
USD 35,996,950 EUR 31,452,710 BNY Capital Markets 09/15/26 (253,270)
USD 3,318,406 GBP 2,486,649 Citigroup 09/16/26 (27,932)
USD 2,115,945 GBP 1,596,925 Citigroup 09/16/26 (33,072)
USD 11,980,665 CAD 16,975,025 Citigroup 09/24/26 (147,562)
USD 4,283,618 JPY 687,598,382 State Street Bank and Trust 09/24/26 (52,776)
USD 12,736,238 CAD 18,071,138 BNY Capital Markets 09/25/26 (175,737)
USD 3,667,677 CAD 5,176,080 State Street Bank and Trust 09/25/26 (30,674)
USD 1,467,667 EUR 1,279,408 Citigroup 09/28/26 (7,671)
USD 312,229 EUR 272,130 Citigroup 09/28/26 (1,575)
USD 3,577,333 JPY 574,754,479 BNY Capital Markets 09/29/26 (48,918)
USD 1,559,666 JPY 251,306,397 BNY Capital Markets 10/06/26 (26,794)
USD 4,113,953 GBP 3,095,509 Citigroup 10/09/26 (51,805)
USD 9,962,426 GBP 7,441,486 Citigroup 10/09/26 (51,901)
USD 3,150,544 JPY 507,814,944 BNY Capital Markets 10/15/26 (57,541)
USD 1,561,313 CAD 2,189,636 Citigroup 10/20/26 (5,029)
USD 4,431,589 GBP 3,293,173 State Street Bank and Trust 10/29/26 (295)
USD 18,722,148 GBP 14,082,450 State Street Bank and Trust 10/29/26 (229,718)
USD 527,789 NZD 901,470 Citigroup 10/30/26 (3,309)
Total (Depreciation) $(3,934,563)
Total Appreciation (Depreciation) $(3,029,761)

117
Dimensional Global Credit ETF
continued
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ...................... $ — $ 25,968,131 $ — $ 25,968,131
Austria ....................... — 151,262 — 151,262
Belgium ...................... — 3,035,779 — 3,035,779
Canada ...................... — 133,613,513 — 133,613,513
Denmark ..................... — 6,397,183 — 6,397,183
Finland ....................... — 7,946,523 — 7,946,523
France ....................... — 64,482,406 — 64,482,406
Germany ..................... — 30,680,882 — 30,680,882
Hong Kong .................... — 376,261 — 376,261
Italy ......................... — 17,621,021 — 17,621,021
Japan ........................ — 60,621,189 — 60,621,189
Luxembourg ................... — 10,535,275 — 10,535,275
Netherlands ................... — 13,377,363 — 13,377,363
New Zealand .................. — 30,022,457 — 30,022,457
Norway ....................... — 7,522,342 — 7,522,342
Singapore ..................... — 3,820,862 — 3,820,862
Spain ........................ — 24,795,954 — 24,795,954
Supranational .................. — 15,421,663 — 15,421,663
Sweden ...................... — 5,338,719 — 5,338,719
Switzerland .................... — 8,617,693 — 8,617,693
United Kingdom ................ — 51,648,809 — 51,648,809
United States .................. — 519,526,480 — 519,526,480
U.S. Treasury Obligations .......... — 20,977,622 — 20,977,622
Securities Lending Collateral ........ — 28,400,006 — 28,400,006
Total Investments .................
$— $1,090,899,395 $— $1,090,899,395
Financial Instruments
Assets
Forward Currency Contracts** ....... — 904,802 — 904,802
Liabilities
Forward Currency Contracts** ....... — (3,934,563) — (3,934,563)
Total Other Financial Instruments ....
$– $(3,029,761) $– $(3,029,761)
** Valued at the unrealized appreciation (depreciation) on the investment.

118
Dimensional Ultrashort Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATION  — (0.3%)
Federal Home Loan Banks
4.125%, 06/01/28 ..... 6,200 $ 6,182,728
TOTAL AGENCY
OBLIGATION ............ 6,182,728
BONDS — (95.6%)
AUSTRALIA — (7.3%)
Australia & New Zealand
Banking Group, Ltd.
Ω # SOFR+0.47%, FRN,
4.127%, 12/16/26(*) .... 580 580,502
SOFR+0.47%, FRN,
4.127%, 12/16/26(*) .... 390 390,338
SOFR+0.81%, FRN,
4.480%, 01/18/27(*) .... 10,510 10,535,819
Ω SOFR+0.81%, FRN,
4.480%, 01/18/27(*) .... 10,019 10,043,612
SOFR+0.68%, FRN,
4.350%, 07/16/27(*) .... 310 311,032
Ω SOFR+0.68%, FRN,
4.350%, 07/16/27(*) .... 1,758 1,763,851
Ω SOFR+0.65%, FRN,
4.311%, 09/30/27(*) .... 550 551,704
Ω SOFR+0.62%, FRN,
4.276%, 06/18/28(*) .... 4,000 4,014,320
Bank of New Zealand
Ω # 4.846%, 02/07/28 ...... 14,600 14,670,300
Commonwealth Bank of
Australia
SOFR+0.46%, FRN,
4.106%, 11/27/26(*) .... 13,388 13,397,372
Ω SOFR+0.46%, FRN,
4.106%, 11/27/26(*) .... 11,685 11,693,179
Ω # 3.900%, 03/16/28 ...... 300 297,492
CSL Finance PLC
Ω 3.850%, 04/27/27 ...... 12,690 12,616,235
Glencore Funding LLC
Ω SOFRINDX+0.75%, FRN,
4.412%, 10/01/26(*) .... 8,231 8,236,169
Ω SOFRINDX+1.06%, FRN,
4.722%, 04/04/27(*) .... 753 756,058
Ω 4.907%, 04/01/28 ...... 266 266,587
Ω 5.400%, 05/08/28 ...... 100 100,933
Macquarie Bank, Ltd.
Ω SOFR+1.20%, FRN,
4.852%, 12/07/26(*) .... 2,926 2,935,363
SOFR+0.92%, FRN,
4.582%, 07/02/27(*) .... 5,443 5,469,715
Ω SOFR+0.92%, FRN,
4.582%, 07/02/27(*) .... 4,069 4,088,971
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.48%, FRN,
4.157%, 02/03/28(*) .... 6,060 $ 6,067,118
SOFR+0.48%, FRN,
4.157%, 02/03/28(*), MTN 3,350 3,353,935
National Australia Bank, Ltd.
Ω 1.887%, 01/12/27 ...... 960 950,066
Ω SOFR+0.62%, FRN,
4.274%, 06/11/27(*) .... 2,005 2,010,298
Ω SOFR+0.60%, FRN,
4.275%, 10/26/27(*) .... 9,094 9,118,437
4.900%, 06/13/28 ...... 374 376,918
Ω SOFR+0.65%, FRN,
4.305%, 06/13/28(*) .... 4,000 4,015,981
NBN Co., Ltd.
Ω 4.000%, 10/01/27 ...... 5,500 5,459,795
Rio Tinto Finance USA PLC
4.500%, 03/14/28 ...... 2,080 2,082,038
SOFRINDX+0.84%, FRN,
4.495%, 03/14/28(*) .... 3,750 3,773,614
Scentre Group Trust 1/Scentre
Group Trust 2
Ω 3.750%, 03/23/27 ...... 2,950 2,934,135
Westpac Banking Corp.
SOFR+0.46%, FRN,
4.131%, 10/20/26(*), MTN 9,293 9,296,850
5.457%, 11/18/27 ...... 370 374,904
3.400%, 01/25/28 ...... 2,600 2,563,418
4.150%, 05/11/28, MTN . 2,500 2,487,836
Westpac New Zealand, Ltd.
Ω # 4.902%, 02/15/28 ...... 400 401,644
Woodside Finance, Ltd.
Ω 3.700%, 09/15/26 ...... 200 199,781
Ω 3.700%, 03/15/28 ...... 3,000 2,947,852
TOTAL AUSTRALIA ....... 161,134,172
CANADA — (5.6%)
American National Group, Inc.
5.000%, 06/15/27 ...... 450 450,692
Bank of Montreal
SOFRINDX+0.62%, FRN,
4.276%, 09/15/26(*), MTN 2,900 2,901,286
SOFRINDX+1.16%, FRN,
4.814%, 12/11/26(*) .... 4,030 4,042,856
2.650%, 03/08/27, MTN . 100 99,056
SOFRINDX+0.76%, FRN,
4.411%, 06/04/27(*) .... 6,886 6,909,311
4.700%, 09/14/27, MTN . 313 313,750
5.203%, 02/01/28 ...... 4,150 4,184,105
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.266%, 09/15/26(*) .... 450 450,189
2.951%, 03/11/27 ...... 400 396,811

119
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
SOFRINDX+0.78%, FRN,
4.431%, 06/04/27(*), MTN 4,867 $ 4,883,050
Brookfield Finance, Inc.
3.900%, 01/25/28 ...... 13,669 13,512,929
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
4.882%, 10/02/26(*) .... 8,289 8,302,332
SOFR+0.94%, FRN,
4.600%, 06/28/27(*) .... 3,784 3,802,996
5.001%, 04/28/28 ...... 1,579 1,589,682
Element Fleet Management
Corp.
Ω 5.643%, 03/13/27 ...... 1,000 1,005,516
Enbridge, Inc.
1.600%, 10/04/26 ...... 873 868,990
4.250%, 12/01/26 ...... 150 149,918
Federation des Caisses
Desjardins du Quebec
Ω SOFR+0.63%, FRN,
4.305%, 01/27/27(*) .... 245 245,576
Ω 4.550%, 08/23/27 ...... 4,000 4,005,971
Fortis, Inc.
3.055%, 10/04/26 ...... 3,250 3,241,696
ITC Holdings Corp.
Ω 4.950%, 09/22/27 ...... 900 903,132
Nutrien, Ltd.
4.000%, 12/15/26 ...... 5,200 5,190,206
Ontario Teachers' Finance Trust
Ω 0.875%, 09/21/26 ...... 269 267,928
Province of Alberta Canada
3.300%, 03/15/28 ...... 4,795 4,716,787
Province of British Columbia
Canada
4.700%, 01/24/28 ...... 1,600 1,607,697
Province of Quebec Canada
3.625%, 04/13/28 ...... 14,900 14,721,713
Rogers Communications, Inc.
2.900%, 11/15/26 ...... 150 149,365
Royal Bank of Canada
SOFRINDX+0.59%, FRN,
4.266%, 11/02/26(*), MTN 1,441 1,442,282
SOFRINDX+0.95%, FRN,
4.620%, 01/19/27(*) .... 3,932 3,943,521
SOFRINDX+0.71%, FRN,
4.381%, 01/21/27(*), MTN 2,375 2,380,146
6.000%, 11/01/27, MTN . 500 509,359
South Bow USA Infrastructure
Holdings LLC
4.911%, 09/01/27 ...... 200 200,324
Spectra Energy Partners, LP
3.375%, 10/15/26 ...... 1,350 1,347,443
Toronto-Dominion Bank (The)
SOFR+0.59%, FRN,
4.244%, 09/10/26(*) .... 1,358 1,358,489
Face
Amount^
Value
(000)
CANADA — (Continued)
SOFR+0.62%, FRN,
4.276%, 12/17/26(*) .... 4,486 $ 4,491,918
4.980%, 04/05/27, MTN . 440 441,899
SOFR+0.73%, FRN,
4.392%, 04/05/27(*), MTN 3,692 3,700,724
4.693%, 09/15/27, MTN . 424 424,807
5.156%, 01/10/28 ...... 945 951,908
3.913%, 01/13/28 ...... 4,450 4,405,054
SOFR+0.58%, FRN,
4.244%, 01/13/28(*) .... 1,200 1,201,759
4.861%, 01/31/28 ...... 623 625,356
4.574%, 06/02/28 ...... 1,250 1,248,045
TransCanada PipeLines, Ltd.
4.250%, 05/15/28 ...... 5,000 4,964,889
TOTAL CANADA ......... 122,551,463
DENMARK — (0.3%)
Danske Bank A/S
Ω 4.375%, 06/12/28 ...... 5,300 5,264,028
TOTAL DENMARK ....... 5,264,028
FINLAND — (0.6%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.396%, 03/19/27(*) .... 2,841 2,848,558
5.375%, 09/22/27 ...... 8,766 8,848,187
Ω 5.375%, 09/22/27 ...... 750 757,204
TOTAL FINLAND ......... 12,453,949
FRANCE — (3.0%)
Banque Federative du Credit
Mutuel SA
Ω SOFR+1.13%, FRN,
4.804%, 01/23/27(*) .... 1,900 1,907,611
SOFRINDX+1.07%, FRN,
4.703%, 02/16/28(*) .... 1,000 1,007,960
BNP Paribas SA
Ω 3.500%, 11/16/27 ...... 19,195 18,940,818
BPCE SA
Ω 3.500%, 10/23/27 ...... 2,879 2,837,814
3.500%, 10/23/27, MTN . 5,000 4,928,472
Ω 3.250%, 01/11/28 ...... 1,300 1,275,075
Caisse des Depots et
Consignations
4.625%, 01/31/28 ...... 1,400 1,401,449
Credit Agricole SA
Ω SOFR+0.87%, FRN,
4.524%, 03/11/27(*) .... 2,510 2,518,859
Danone SA
Ω 2.947%, 11/02/26 ...... 10,000 9,965,930
Electricite de France SA
Ω 5.700%, 05/23/28 ...... 8,750 8,886,764
Societe Generale SA
Ω # SOFR+1.10%, FRN,
4.736%, 02/19/27(*) .... 700 702,966
Ω 5.250%, 02/19/27 ...... 4,500 4,519,865

120
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
SOFR+1.10%, FRN,
4.736%, 02/19/27(*) .... 6,200 $ 6,226,272
WEA Finance LLC
Ω 2.875%, 01/15/27 ...... 750 744,069
TOTAL FRANCE ......... 65,863,924
GERMANY — (3.2%)
Bayer Corp.
Ω 6.650%, 02/15/28 ...... 10,576 10,860,227
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.431%, 08/13/26(*) .... 4,445 4,445,533
Ω # SOFRINDX+0.78%, FRN,
4.436%, 03/19/27(*) .... 1,775 1,779,462
Ω SOFR+0.71%, FRN,
4.339%, 08/11/27(*) .... 7,516 7,539,685
Ω 4.600%, 08/13/27 ...... 2,000 2,001,487
Ω SOFRINDX+0.92%, FRN,
4.551%, 08/13/27(*) .... 750 753,813
Ω 4.300%, 03/17/28 ...... 1,800 1,789,176
Ω 3.750%, 04/12/28 ...... 325 320,601
Fresenius Medical Care US
Finance III, Inc.
Ω 1.875%, 12/01/26 ...... 450 445,126
Landeskreditbank Baden-
Wuerttemberg Foerderbank
SOFRINDX+1.00%, FRN,
4.627%, 02/11/27(*) .... 400 401,576
Landwirtschaftliche Rentenbank
1.000%, 02/25/28, MTN . 55 52,282
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.78%, FRN,
4.442%, 04/01/27(*) .... 6,750 6,768,337
Ω 4.650%, 04/01/27 ...... 450 450,747
Ω 4.900%, 11/15/27 ...... 1,638 1,643,353
Ω # 5.250%, 11/29/27 ...... 250 251,917
Ω SOFR+0.71%, FRN,
4.364%, 03/10/28(*) .... 6,250 6,253,733
Ω 4.125%, 03/10/28 ...... 1,450 1,437,043
Ω 4.800%, 03/30/28 ...... 1,000 1,001,237
Siemens
Financieringsmaatschappij NV
Ω 1.700%, 03/11/28 ...... 1,900 1,819,862
Siemens Funding BV
Ω 4.350%, 05/26/28 ...... 1,250 1,248,015
State of North Rhine-Westphalia
Germany
4.000%, 04/25/28, MTN . 3,000 2,979,623
T-Mobile USA, Inc.
4.950%, 03/15/28 ...... 900 903,691
Volkswagen Group of America
Finance LLC
Ω SOFR+1.06%, FRN,
4.692%, 08/14/26(*) .... 1,333 1,333,304
Ω 4.900%, 08/14/26 ...... 4,600 4,600,570
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω 5.700%, 09/12/26 ...... 1,335 $ 1,336,450
Ω 4.950%, 03/25/27 ...... 3,400 3,408,541
Ω 4.450%, 09/11/27 ...... 1,650 1,644,188
Ω 1.625%, 11/24/27 ...... 200 192,022
Ω 5.050%, 03/27/28 ...... 2,382 2,388,436
TOTAL GERMANY ....... 70,050,037
IRELAND — (0.3%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
2.450%, 10/29/26 ...... 6,850 6,819,422
4.875%, 04/01/28 ...... 444 444,815
TOTAL IRELAND ......... 7,264,237
ITALY — (1.2%)
ENEL Finance International NV
Ω 3.500%, 04/06/28 ...... 6,000 5,882,032
Eni USA, Inc.
7.300%, 11/15/27 ...... 1,000 1,031,179
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27 ...... 5,600 5,568,473
Var Energi ASA
Ω 7.500%, 01/15/28 ...... 13,050 13,493,179
TOTAL ITALY ........... 25,974,863
JAPAN — (5.1%)
7-Eleven, Inc.
Ω 1.300%, 02/10/28 ...... 1,380 1,310,518
Aircastle, Ltd.
Ω 2.850%, 01/26/28 ...... 1,035 1,004,173
American Honda Finance Corp.
SOFRINDX+0.72%, FRN,
4.382%, 10/05/26(*), MTN 4,843 4,845,917
SOFR+0.62%, FRN,
4.276%, 12/11/26(*), MTN 2,700 2,702,120
SOFR+0.75%, FRN,
4.419%, 01/15/27(*), MTN 737 737,893
SOFR+0.77%, FRN,
4.425%, 03/12/27(*) .... 195 195,440
SOFR+0.71%, FRN,
4.373%, 07/09/27(*), MTN 1,450 1,452,178
SOFR+0.87%, FRN,
4.533%, 07/09/27(*) .... 750 752,005
Aviation Capital Group LLC
Ω 1.950%, 09/20/26 ...... 795 792,280
Ω 4.750%, 04/14/27 ...... 454 454,721
Honda Motor Co., Ltd.
2.534%, 03/10/27 ...... 600 593,294
Japan Tobacco, Inc.
Ω 4.850%, 05/15/28 ...... 13,220 13,263,758
Mitsubishi UFJ Financial Group,
Inc.
2.757%, 09/13/26 ...... 295 294,511
3.677%, 02/22/27 ...... 411 409,749
3.961%, 03/02/28 ...... 1,400 1,386,769

121
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Mizuho Financial Group, Inc.
3.170%, 09/11/27 ...... 18,600 $ 18,335,937
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
4.910%, 07/02/27(*) .... 600 604,026
5.842%, 01/18/28 ...... 507 514,616
NTT Finance Corp.
4.567%, 07/16/27 ...... 5,145 5,148,856
4.372%, 07/27/27 ...... 4,600 4,594,553
Ω # 4.372%, 07/27/27 ...... 7,000 6,992,516
Ω 1.591%, 04/03/28 ...... 2,500 2,373,808
ORIX Corp.
3.700%, 07/18/27 ...... 883 876,708
# 5.000%, 09/13/27 ...... 1,845 1,853,990
Sumitomo Mitsui Financial
Group, Inc.
3.010%, 10/19/26 ...... 750 748,286
SOFR+0.88%, FRN,
4.543%, 01/14/27(*) .... 5,833 5,847,993
3.352%, 10/18/27 ...... 556 548,326
5.520%, 01/13/28 ...... 4,619 4,679,217
3.544%, 01/17/28 ...... 1,106 1,089,940
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+1.15%, FRN,
4.802%, 09/14/26(*) .... 4,402 4,407,102
SOFR+1.15%, FRN,
4.802%, 09/14/26(*) .... 4,200 4,204,868
Ω SOFR+0.98%, FRN,
4.631%, 09/10/27(*) .... 1,911 1,923,916
SOFR+0.98%, FRN,
4.631%, 09/10/27(*) .... 2,900 2,919,601
5.500%, 03/09/28, MTN . 1,000 1,013,186
Ω # 4.500%, 03/13/28 ...... 2,000 1,997,040
Toyota Motor Credit Corp.
SOFR+0.77%, FRN,
4.398%, 08/07/26(*) .... 4,211 4,211,267
SOFR+0.47%, FRN,
4.133%, 01/08/27(*) .... 1,443 1,444,153
SOFR+0.65%, FRN,
4.306%, 03/19/27(*) .... 1,903 1,907,492
# SOFR+0.71%, FRN,
4.342%, 05/14/27(*) .... 741 743,149
SOFRINDX+0.45%, FRN,
4.114%, 01/12/28(*) .... 3,000 3,001,342
TOTAL JAPAN ........... 112,177,214
LUXEMBOURG — (0.0%)
ArcelorMittal SA
6.550%, 11/29/27 ...... 150 153,338
TOTAL LUXEMBOURG .... 153,338
NETHERLANDS — (3.6%)
ABN AMRO Bank NV
Ω 4.197%, 07/07/28 ...... 1,483 1,472,827
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
BNG Bank NV
4.375%, 02/11/28, MTN . 2,000 $ 2,000,818
Cooperatieve Rabobank UA
SOFRINDX+0.90%, FRN,
4.562%, 10/05/26(*) .... 1,628 1,629,979
5.041%, 03/05/27 ...... 450 452,082
SOFR+0.59%, FRN,
4.236%, 05/27/27(*) .... 10,017 10,040,140
SOFR+0.60%, FRN,
4.271%, 01/21/28(*) .... 3,150 3,159,142
Cooperatieve Rabobank UA/NY
SOFRINDX+0.62%, FRN,
4.269%, 08/28/26(*) .... 8,772 8,774,544
5.500%, 10/05/26 ...... 1,250 1,253,007
SOFRINDX+0.71%, FRN,
4.362%, 03/05/27(*) .... 1,319 1,322,427
SOFR+0.41%, FRN,
4.075%, 01/14/28(*) .... 28,012 28,020,337
4.883%, 01/21/28 ...... 2,000 2,012,190
Heineken NV
Ω 3.500%, 01/29/28 ...... 20,037 19,727,153
TOTAL NETHERLANDS ... 79,864,646
SINGAPORE — (0.2%)
DBS Group Holdings, Ltd.
4.403%, 03/21/28, MTN . 3,134 3,130,965
Temasek Financial I, Ltd.
Ω SOFR+0.38%, FRN,
4.012%, 08/20/27(*) .... 1,675 1,676,005
TOTAL SINGAPORE ...... 4,806,970
SPAIN — (0.5%)
Banco Santander SA
3.800%, 02/23/28 ...... 600 591,461
4.379%, 04/12/28 ...... 8,800 8,743,178
Santander Holdings USA, Inc.
3.244%, 10/05/26 ...... 100 99,847
Telefonica Emisiones SA
4.103%, 03/08/27 ...... 850 846,650
TOTAL SPAIN ........... 10,281,136
SUPRANATIONAL — (2.6%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.640%, 08/27/26(*), MTN 1 1,001
SOFRINDX+1.00%, FRN,
4.661%, 04/06/27(*), MTN 1,950 1,961,233
Asian Infrastructure Investment
Bank (The)
SOFRINDX+0.62%, FRN,
4.251%, 08/16/27(*) .... 155 155,696
Ω # SOFRINDX+0.62%, FRN,
4.251%, 08/16/27(*) .... 1,028 1,032,618
Council of Europe Development
Bank
4.625%, 06/11/27 ...... 150 150,128

122
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
3.962%, 02/20/28(*), MTN 395 $ 395,987
4.375%, 03/09/28, MTN . 307 306,666
Inter-American Development
Bank
SOFRINDX+0.17%, FRN,
3.824%, 09/16/26(*) .... 7,117 7,117,285
SOFRINDX+0.28%, FRN,
3.942%, 04/12/27(*) .... 2,155 2,157,419
SOFRINDX+0.35%, FRN,
4.011%, 10/04/27(*) .... 5,010 5,021,823
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
3.967%, 09/23/26(*) .... 1,207 1,207,340
SOFRINDX+0.37%, FRN,
4.032%, 01/12/27(*) .... 10,005 10,015,422
SOFRINDX+0.28%, FRN,
3.917%, 02/23/27(*) .... 3,800 3,802,623
SOFRINDX+0.27%, FRN,
3.924%, 06/15/27(*) .... 4,244 4,249,386
SOFRINDX+0.43%, FRN,
4.062%, 08/19/27(*) .... 355 356,065
SOFRINDX+0.28%, FRN,
3.911%, 11/18/27(*), MTN 650 651,078
3.625%, 05/05/28 ...... 200 197,453
International Finance Corp.
SOFRINDX+0.27%, FRN,
3.945%, 07/30/27(*), MTN 18,319 18,335,970
4.500%, 01/21/28, MTN . 700 701,527
TOTAL SUPRANATIONAL . 57,816,720
SWEDEN — (0.5%)
Skandinaviska Enskilda Banken
AB
SOFR+0.89%, FRN,
4.542%, 03/05/27(*) .... 7,400 7,427,610
Ω SOFR+0.89%, FRN,
4.542%, 03/05/27(*) .... 1,163 1,167,340
Svensk Exportkredit AB
SOFRINDX+1.00%, FRN,
4.626%, 08/03/26(*), MTN 1,255 1,255,000
SOFR+1.00%, FRN,
4.676%, 05/05/27(*), MTN 395 397,467
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.309%, 05/28/27(*) .... 931 934,105
TOTAL SWEDEN ......... 11,181,522
UNITED KINGDOM — (5.3%)
BAE Systems PLC
Ω 5.000%, 03/26/27 ...... 750 752,767
BAT Capital Corp.
3.215%, 09/06/26 ...... 4,052 4,047,489
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
3.557%, 08/15/27 ...... 1,000 $ 990,207
2.259%, 03/25/28 ...... 1,900 1,828,171
CK Hutchison International 23,
Ltd.
Ω 4.750%, 04/21/28 ...... 1,350 1,355,322
Diageo Capital PLC
5.300%, 10/24/27 ...... 3,000 3,029,326
3.875%, 05/18/28 ...... 12,000 11,867,446
GlaxoSmithKline Capital PLC
SOFR+0.50%, FRN,
4.155%, 03/12/27(*) .... 15,485 15,508,984
HSBC USA, Inc.
5.294%, 03/04/27 ...... 300 301,728
SOFR+0.96%, FRN,
4.611%, 03/04/27(*) .... 7,979 8,007,543
4.650%, 06/03/28 ...... 10,000 10,009,601
KeySpan Gas East Corp.
Ω 2.742%, 08/15/26 ...... 150 149,890
Lloyds Banking Group PLC
4.375%, 03/22/28 ...... 14,750 14,682,808
LSEG Finance PLC
Ω 2.000%, 04/06/28 ...... 21,707 20,781,103
NatWest Markets PLC
Ω # SOFR+0.90%, FRN,
4.533%, 05/17/27(*) .... 1,000 1,003,991
SOFR+0.95%, FRN,
4.606%, 03/21/28(*) .... 4,100 4,126,159
Ω 4.789%, 03/21/28 ...... 12,100 12,130,158
Smith & Nephew PLC
5.150%, 03/20/27 ...... 100 100,387
Standard Chartered Bank
SOFR+0.65%, FRN,
4.313%, 10/08/26(*), MTN 5,850 5,854,265
TOTAL UNITED KINGDOM . 116,527,345
UNITED STATES — (56.3%)
3M Co.
2.250%, 09/19/26, MTN . 555 553,581
2.875%, 10/15/27 ...... 8,533 8,374,705
AbbVie, Inc.
3.775%, 03/03/28 ...... 9,365 9,264,016
4.650%, 03/15/28 ...... 141 141,381
Adobe, Inc.
4.750%, 01/17/28 ...... 6,661 6,689,273
Aflac, Inc.
2.875%, 10/15/26 ...... 750 747,879
Alexandria Real Estate Equities,
Inc.
3.950%, 01/15/28 ...... 245 242,176
Ally Financial, Inc.
7.100%, 11/15/27 ...... 5,100 5,235,551
Altria Group, Inc.
2.625%, 09/16/26 ...... 11,390 11,368,961
Amazon.com, Inc.
3.850%, 03/13/28 ...... 14,100 13,967,496

123
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFR+0.44%, FRN,
4.095%, 03/13/28(*) .... 12,000 $ 12,011,308
1.650%, 05/12/28 ...... 2,000 1,903,897
Amcor Finance USA, Inc.
4.500%, 05/15/28 ...... 5,972 5,950,819
Amcor Flexibles North America,
Inc.
4.800%, 03/17/28 ...... 1,000 1,002,242
American Express Co.
SOFRINDX+0.65%, FRN,
4.327%, 11/04/26(*) .... 4,791 4,793,875
5.850%, 11/05/27 ...... 951 966,153
American Tower Corp.
1.450%, 09/15/26 ...... 3,345 3,334,383
3.375%, 10/15/26 ...... 2,245 2,240,806
American Water Capital Corp.
2.950%, 09/01/27 ...... 2,000 1,969,372
Ameriprise Financial, Inc.
2.875%, 09/15/26 ...... 2,038 2,035,213
Amgen, Inc.
5.150%, 03/02/28 ...... 5,901 5,946,419
Amphenol Corp.
3.800%, 11/15/27 ...... 121 120,033
4.375%, 06/12/28 ...... 6,700 6,680,627
Analog Devices, Inc.
4.250%, 06/15/28 ...... 2,500 2,489,214
Arizona Public Service Co.
2.550%, 09/15/26 ...... 100 99,770
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 450 443,510
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 ...... 450 449,655
AT&T, Inc.
3.800%, 02/15/27 ...... 2,200 2,192,453
Athene Holding, Ltd.
4.125%, 01/12/28 ...... 6,100 6,024,018
Autodesk, Inc.
3.500%, 06/15/27 ...... 600 595,167
AvalonBay Communities, Inc.
3.200%, 01/15/28, MTN . 850 834,060
Avnet, Inc.
6.250%, 03/15/28 ...... 8,639 8,801,676
Baker Hughes Holdings LLC/
Baker Hughes Co.-Obligor, Inc.
3.337%, 12/15/27 ...... 508 500,289
Bank of New York Mellon Corp.
(The)
3.850%, 04/28/28, MTN . 1,300 1,288,537
Baxter International, Inc.
2.600%, 08/15/26 ...... 1,450 1,448,984
Berkshire Hathaway Energy Co.
3.250%, 04/15/28 ...... 2,200 2,152,470
Black Hills Corp.
5.950%, 03/15/28 ...... 14,130 14,371,988
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Boeing Co. (The)
3.250%, 03/01/28 ...... 300 $ 293,693
Boston Properties, LP
2.750%, 10/01/26 ...... 600 598,427
Broadcom, Inc.
4.800%, 04/15/28 ...... 12,714 12,736,583
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27 ...... 4,350 4,311,564
4.100%, 01/07/28 ...... 3,200 3,178,825
Cabot Corp.
3.400%, 09/15/26 ...... 3,355 3,339,269
Cadence Design Systems, Inc.
4.200%, 09/10/27 ...... 3,530 3,514,989
Campbell's Company (The)
4.150%, 03/15/28 ...... 15,000 14,846,405
Cargill, Inc.
Ω 4.625%, 02/11/28 ...... 4,300 4,310,971
Carrier Global Corp.
2.493%, 02/15/27 ...... 2,200 2,178,105
Caterpillar Financial Services
Corp.
SOFR+0.69%, FRN,
4.360%, 10/16/26(*) .... 926 926,952
SOFR+0.38%, FRN,
4.043%, 01/07/27(*) .... 1,020 1,020,282
SOFR+0.52%, FRN,
4.152%, 05/14/27(*), MTN 1,488 1,490,544
# SOFR+0.56%, FRN,
4.192%, 11/15/27(*) .... 3,263 3,273,730
4.400%, 03/03/28 ...... 3,000 2,997,142
Cboe Global Markets, Inc.
3.650%, 01/12/27 ...... 450 448,671
CDW LLC/CDW Finance Corp.
2.670%, 12/01/26 ...... 450 447,239
CenterPoint Energy Resources
Corp.
5.250%, 03/01/28 ...... 11,709 11,825,239
4.000%, 04/01/28 ...... 3,495 3,457,685
Charles Schwab Corp. (The)
2.450%, 03/03/27 ...... 600 593,601
SOFRINDX+1.05%, FRN,
4.701%, 03/03/27(*) .... 10,438 10,476,740
2.000%, 03/20/28 ...... 6,800 6,527,736
Chevron Phillips Chemical Co.
LLC/Chevron Phillips Chemical
Co., LP
Ω 3.400%, 12/01/26 ...... 300 299,018
Ω 3.700%, 06/01/28 ...... 1,000 982,098
Chevron USA, Inc.
SOFRINDX+0.36%, FRN,
4.004%, 02/26/27(*) .... 18,338 18,345,190
4.475%, 02/26/28 ...... 3,500 3,502,556
Cigna Group (The)
3.400%, 03/01/27 ...... 11,500 11,438,448

124
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Citibank NA
SOFRINDX+1.06%, FRN,
4.711%, 12/04/26(*) .... 2,184 $ 2,188,299
SOFR+0.78%, FRN,
4.432%, 05/29/27(*) .... 2,368 2,376,425
Cleveland Electric Illuminating
Co. (The)
Ω 3.500%, 04/01/28 ...... 3,500 3,424,647
Conagra Brands, Inc.
5.300%, 10/01/26 ...... 2,623 2,625,950
1.375%, 11/01/27 ...... 8,689 8,334,718
Consolidated Edison Co. of New
York, Inc.
SOFRINDX+0.52%, FRN,
4.153%, 11/18/27(*) .... 3,072 3,075,774
Constellation Energy
Generation LLC
SOFR+0.60%, FRN,
4.263%, 01/08/28(*) .... 3,067 3,070,649
Continental Resources, Inc.
4.375%, 01/15/28 ...... 7,150 7,095,340
CRH America Finance, Inc.
Ω 3.950%, 04/04/28 ...... 6,200 6,120,556
Crown Castle, Inc.
4.000%, 03/01/27 ...... 450 448,847
2.900%, 03/15/27 ...... 450 445,812
3.650%, 09/01/27 ...... 2,557 2,531,150
5.000%, 01/11/28 ...... 5,001 5,018,254
3.800%, 02/15/28 ...... 276 271,828
CSX Corp.
2.600%, 11/01/26 ...... 400 398,354
3.800%, 03/01/28 ...... 1,700 1,681,858
Cummins, Inc.
7.125%, 03/01/28 ...... 2,565 2,668,302
CVS Health Corp.
3.000%, 08/15/26 ...... 250 249,852
4.300%, 03/25/28 ...... 1,437 1,428,280
D.R. Horton, Inc.
1.400%, 10/15/27 ...... 4,476 4,312,500
Darden Restaurants, Inc.
3.850%, 05/01/27 ...... 900 895,292
4.350%, 10/15/27 ...... 1,000 996,977
Dell International LLC/EMC
Corp.
4.750%, 04/01/28 ...... 6,444 6,450,513
Delta Air Lines, Inc.
4.375%, 04/19/28 ...... 1,500 1,489,931
4.950%, 07/10/28 ...... 5,502 5,508,662
Dollar Tree, Inc.
4.200%, 05/15/28 ...... 750 743,265
Dominion Energy, Inc.
2.850%, 08/15/26 ...... 150 149,903
DTE Energy Co.
2.850%, 10/01/26 ...... 1,015 1,012,729
4.950%, 07/01/27 ...... 1,500 1,505,811
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.875%, 06/01/28 ...... 6,000 $ 6,015,971
Duke Energy Corp.
2.650%, 09/01/26 ...... 5,000 4,993,971
DXC Technology Co.
1.800%, 09/15/26 ...... 250 249,285
Eaton Corp.
3.850%, 03/06/28 ...... 5,694 5,631,238
4.350%, 05/18/28 ...... 523 521,778
Eaton Vance Corp.
3.500%, 04/06/27 ...... 600 596,505
Edison International
5.750%, 06/15/27 ...... 10,217 10,265,624
4.125%, 03/15/28 ...... 2,124 2,091,102
5.000%, 05/05/28 ...... 2,469 2,469,743
Elevance Health, Inc.
3.650%, 12/01/27 ...... 8,073 7,984,017
4.101%, 03/01/28 ...... 12,454 12,351,072
Energy Transfer, LP
6.050%, 12/01/26 ...... 5,000 5,020,755
Entergy Corp.
2.950%, 09/01/26 ...... 100 99,895
Enterprise Products Operating
LLC
4.600%, 01/11/27 ...... 1,209 1,210,429
EPR Properties
4.750%, 12/15/26 ...... 7,563 7,564,972
4.500%, 06/01/27 ...... 1,400 1,397,151
4.950%, 04/15/28 ...... 3,545 3,534,568
EQT Corp.
5.700%, 04/01/28 ...... 500 506,964
Equinix, Inc.
2.900%, 11/18/26 ...... 1,000 995,840
1.550%, 03/15/28 ...... 607 577,407
Equitable Holdings, Inc.
4.350%, 04/20/28 ...... 1,350 1,340,205
ERAC USA Finance LLC
Ω 4.600%, 05/01/28 ...... 14,450 14,444,450
4.600%, 05/01/28 ...... 6,000 5,997,696
ERP Operating, LP
3.500%, 03/01/28 ...... 594 584,121
Essex Portfolio, LP
1.700%, 03/01/28 ...... 524 500,669
Eversource Energy
1.400%, 08/15/26 ...... 245 244,724
5.000%, 01/01/27 ...... 450 451,113
3.300%, 01/15/28 ...... 200 196,050
FactSet Research Systems, Inc.
2.900%, 03/01/27 ...... 857 848,063
FedEx Corp.
3.400%, 02/15/28 ...... 150 147,107
Fidelity National Information
Services, Inc.
1.650%, 03/01/28 ...... 349 332,568
4.450%, 03/10/28 ...... 12,250 12,183,855

125
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.250%, 05/15/28 ...... 2,000 $ 1,967,313
Fifth Third Bancorp
3.950%, 03/14/28 ...... 7,648 7,563,749
FirstEnergy Pennsylvania
Electric Co.
Ω 4.150%, 03/15/28 ...... 1,425 1,415,296
Fiserv, Inc.
5.450%, 03/02/28 ...... 13,700 13,808,567
Flex, Ltd.
6.000%, 01/15/28 ...... 735 745,196
GATX Corp.
3.250%, 09/15/26 ...... 1,065 1,062,276
3.500%, 03/15/28 ...... 254 249,244
General Mills, Inc.
4.200%, 04/17/28 ...... 4,000 3,967,344
General Motors Co.
6.800%, 10/01/27 ...... 544 555,442
5.350%, 04/15/28 ...... 2,471 2,492,348
General Motors Financial Co.,
Inc.
4.350%, 01/17/27 ...... 155 154,946
SOFR+1.04%, FRN,
4.684%, 02/26/27(*) .... 1,100 1,102,280
SOFRINDX+1.35%, FRN,
4.978%, 05/08/27(*) .... 1,114 1,119,274
SOFRINDX+1.05%, FRN,
4.719%, 07/15/27(*) .... 850 851,853
6.000%, 01/09/28 ...... 963 978,530
5.050%, 04/04/28 ...... 1,500 1,506,224
2.400%, 04/10/28 ...... 1,531 1,472,526
Georgia Power Co.
SOFRINDX+0.28%, FRN,
3.936%, 09/15/26(*) .... 3,053 3,053,209
3.250%, 03/30/27 ...... 100 99,303
4.650%, 05/16/28 ...... 10,000 10,013,761
Georgia-Pacific LLC
Ω 4.400%, 06/30/28 ...... 4,914 4,891,577
Gilead Sciences, Inc.
4.250%, 05/20/28 ...... 1,400 1,393,914
Global Payments, Inc.
4.550%, 03/15/28 ...... 14,373 14,276,117
Harley-Davidson Financial
Services, Inc.
Ω # 3.050%, 02/14/27 ...... 2,270 2,243,048
Healthcare Realty Holdings, LP
3.750%, 07/01/27 ...... 9,950 9,884,170
3.625%, 01/15/28 ...... 350 343,830
Hershey Co. (The)
4.550%, 02/24/28 ...... 1,500 1,503,696
Hewlett Packard Enterprise Co.
4.450%, 09/25/26 ...... 7,200 7,202,336
4.400%, 09/25/27 ...... 4,301 4,287,591
Highwoods Realty, LP
4.125%, 03/15/28 ...... 13,300 13,109,689
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Honeywell International, Inc.
2.500%, 11/01/26 ...... 100 $ 99,637
HP, Inc.
4.750%, 01/15/28 ...... 1,000 1,000,704
Humana, Inc.
3.950%, 03/15/27 ...... 664 661,183
5.750%, 03/01/28 ...... 5,153 5,225,277
Hyatt Hotels Corp.
5.050%, 03/30/28 ...... 1,200 1,204,118
IBM International Capital Pte,
Ltd.
4.600%, 02/05/27 ...... 192 192,279
Illumina, Inc.
4.650%, 09/09/26 ...... 727 727,226
Ingredion, Inc.
3.200%, 10/01/26 ...... 7,845 7,832,320
Intercontinental Exchange, Inc.
4.000%, 09/15/27 ...... 6,080 6,050,782
International Business Machines
Corp.
2.200%, 02/09/27 ...... 241 238,646
6.220%, 08/01/27 ...... 5,000 5,088,590
6.500%, 01/15/28 ...... 534 548,566
4.500%, 02/06/28 ...... 5,850 5,837,624
4.650%, 02/10/28 ...... 7,670 7,680,842
Jabil, Inc.
3.950%, 01/12/28 ...... 100 98,823
JDE Peet's NV
Ω 1.375%, 01/15/27 ...... 600 590,928
Jefferies Financial Group, Inc.
4.850%, 01/15/27 ...... 233 233,270
John Deere Capital Corp.
SOFR+0.40%, FRN,
4.061%, 01/05/27(*) .... 1,311 1,311,797
SOFR+0.60%, FRN,
4.268%, 04/19/27(*), MTN 682 683,567
SOFR+0.60%, FRN,
4.252%, 06/11/27(*), MTN 1,281 1,283,957
SOFR+0.68%, FRN,
4.343%, 07/15/27(*) .... 650 652,236
4.900%, 03/03/28, MTN . 1,500 1,511,482
Keurig Dr Pepper, Inc.
2.550%, 09/15/26 ...... 1,095 1,092,657
SOFR+0.58%, FRN,
4.212%, 11/15/26(*) .... 9,013 9,014,968
SOFRINDX+0.88%, FRN,
4.536%, 03/15/27(*) .... 2,487 2,492,744
4.350%, 05/15/28 ...... 300 297,746
4.597%, 05/25/28 ...... 850 848,631
KeyCorp
2.250%, 04/06/27, MTN . 4,453 4,386,849
4.100%, 04/30/28, MTN . 2,000 1,980,371
Kimco Realty OP LLC
2.800%, 10/01/26 ...... 229 228,553
3.800%, 04/01/27 ...... 5,000 4,985,488

126
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Kroger Co. (The)
2.650%, 10/15/26 ...... 155 $ 154,505
Las Vegas Sands Corp.
5.900%, 06/01/27 ...... 2,646 2,667,833
5.625%, 06/15/28 ...... 6,500 6,558,937
Lear Corp.
3.800%, 09/15/27 ...... 1,900 1,881,504
Leggett & Platt, Inc.
3.500%, 11/15/27 ...... 5,000 4,900,161
Lincoln National Corp.
3.800%, 03/01/28 ...... 1,000 986,016
LKQ Corp.
# 5.750%, 06/15/28 ...... 460 465,440
LPL Holdings, Inc.
4.900%, 04/03/28 ...... 1,516 1,515,272
LYB International Finance II BV
3.500%, 03/02/27 ...... 450 447,450
Marathon Petroleum Corp.
5.125%, 12/15/26 ...... 2,050 2,052,213
Markel Group, Inc.
3.500%, 11/01/27 ...... 14,786 14,575,683
Marriott International, Inc.
5.450%, 09/15/26 ...... 150 150,032
Mars, Inc.
Ω 4.550%, 04/20/28 ...... 15,150 15,155,671
Marsh & McLennan Cos., Inc.
4.550%, 11/08/27 ...... 750 750,095
SOFRINDX+0.70%, FRN,
4.328%, 11/08/27(*) .... 5,718 5,734,913
Marvell Technology, Inc.
2.450%, 04/15/28 ...... 10,000 9,635,842
Mastercard, Inc.
4.550%, 03/15/28 ...... 2,327 2,329,696
4.325%, 06/08/28 ...... 5,110 5,102,846
McKesson Corp.
3.950%, 02/16/28 ...... 153 151,700
Medtronic Global Holdings SCA
4.250%, 03/30/28 ...... 2,405 2,396,289
Mid-America Apartments, LP
1.100%, 09/15/26 ...... 100 99,653
4.200%, 06/15/28 ...... 2,000 1,983,895
Mississippi Power Co.
3.950%, 03/30/28 ...... 1,700 1,682,200
Moody's Corp.
3.250%, 01/15/28 ...... 3,000 2,952,155
Morgan Stanley
3.625%, 01/20/27 ...... 600 598,505
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
4.841%, 10/30/26(*) .... 1,334 1,335,920
Mosaic Co. (The)
4.050%, 11/15/27 ...... 1,000 992,006
MPLX, LP
4.000%, 03/15/28 ...... 3,900 3,857,277
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
National Rural Utilities
Cooperative Finance Corp.
4.800%, 02/05/27, MTN . 850 $ 851,874
SOFR+0.80%, FRN,
4.477%, 02/05/27(*), MTN 8,640 8,661,000
SOFRINDX+0.43%, FRN,
4.058%, 08/09/27(*) .... 4,000 4,002,446
3.950%, 12/10/27 ...... 2,205 2,190,104
4.750%, 02/07/28 ...... 1,300 1,303,246
4.800%, 03/15/28 ...... 400 401,326
National Securities Clearing
Corp.
Ω SOFR+0.57%, FRN,
4.208%, 05/20/27(*) .... 3,455 3,462,962
Ω 5.000%, 05/30/28 ...... 750 755,668
Ω 4.350%, 06/09/28 ...... 17,000 16,946,725
NextEra Energy Capital
Holdings, Inc.
1.875%, 01/15/27 ...... 263 260,258
4.625%, 07/15/27 ...... 205 205,292
4.685%, 09/01/27 ...... 1,068 1,069,701
4.850%, 02/04/28 ...... 2,048 2,056,171
SOFRINDX+0.80%, FRN,
4.477%, 02/04/28(*) .... 573 575,199
4.900%, 02/28/28 ...... 14,400 14,464,549
NIKE, Inc.
2.375%, 11/01/26 ...... 150 149,397
NiSource, Inc.
5.250%, 03/30/28 ...... 175 176,513
Nucor Corp.
3.950%, 05/01/28 ...... 1,100 1,088,647
NVIDIA Corp.
4.250%, 06/15/28 ...... 7,150 7,117,057
Old Republic International Corp.
3.875%, 08/26/26 ...... 11,193 11,189,418
Omega Healthcare Investors,
Inc.
4.500%, 04/01/27 ...... 4,420 4,415,722
4.750%, 01/15/28 ...... 7,840 7,819,851
ONEOK, Inc.
5.550%, 11/01/26 ...... 11,923 11,948,808
Owens Corning
3.400%, 08/15/26 ...... 150 149,913
PayPal Holdings, Inc.
2.650%, 10/01/26 ...... 1,350 1,346,315
3.900%, 06/01/27 ...... 1,000 994,936
SOFR+0.67%, FRN,
4.322%, 03/06/28(*) .... 12,632 12,646,742
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 5.350%, 01/12/27 ...... 250 250,775
Ω 5.700%, 02/01/28 ...... 1,000 1,012,680
Ω 5.550%, 05/01/28 ...... 2,750 2,779,889

127
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
PepsiCo Singapore Financing I
Pte, Ltd.
# 4.650%, 02/16/27 ...... 245 $ 245,415
PepsiCo, Inc.
5.125%, 11/10/26 ...... 400 400,623
Pfizer Investment Enterprises
Pte, Ltd.
4.450%, 05/19/28 ...... 750 748,160
Pfizer, Inc.
SOFR+0.50%, FRN,
4.132%, 11/15/27(*) .... 16,101 16,143,045
Philip Morris International, Inc.
4.375%, 11/01/27 ...... 6,491 6,480,270
5.125%, 11/17/27 ...... 6,452 6,498,163
4.875%, 02/15/28 ...... 5,552 5,575,751
3.125%, 03/02/28 ...... 1,373 1,342,639
Phillips 66
3.900%, 03/15/28 ...... 2,075 2,050,089
Pioneer Natural Resources Co.
7.200%, 01/15/28 ...... 245 253,020
PNC Bank NA
3.100%, 10/25/27 ...... 270 265,685
3.250%, 01/22/28 ...... 1,414 1,389,893
PNC Financial Services Group,
Inc. (The)
1.150%, 08/13/26 ...... 450 449,633
PPG Industries, Inc.
3.750%, 03/15/28 ...... 18,866 18,619,561
Principal Financial Group, Inc.
3.100%, 11/15/26 ...... 4,100 4,084,134
Ω 4.111%, 02/15/28 ...... 12,200 12,106,894
Progressive Corp. (The)
2.500%, 03/15/27 ...... 500 494,230
Prologis, LP
3.250%, 10/01/26 ...... 150 149,822
Prudential Financial, Inc.
3.878%, 03/27/28, MTN . 2,000 1,980,044
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.370%, 04/16/27(*) .... 9,749 9,770,993
Realty Income Corp.
4.450%, 09/15/26 ...... 400 400,066
4.125%, 10/15/26 ...... 613 613,105
3.000%, 01/15/27 ...... 700 695,994
3.200%, 01/15/27 ...... 450 447,666
3.950%, 08/15/27 ...... 2,500 2,489,392
3.650%, 01/15/28 ...... 3,267 3,226,936
2.200%, 06/15/28 ...... 900 861,384
Regency Centers, LP
3.600%, 02/01/27 ...... 333 331,867
Reinsurance Group of America,
Inc.
3.950%, 09/15/26 ...... 245 244,916
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
4.371%, 11/13/26(*) .... 659 $ 659,881
Royalty Pharma PLC
1.750%, 09/02/27 ...... 3,050 2,959,034
Ryder System, Inc.
1.750%, 09/01/26, MTN . 2,242 2,237,214
5.300%, 03/15/27, MTN . 155 155,641
5.650%, 03/01/28, MTN . 500 506,944
5.250%, 06/01/28, MTN . 1,535 1,549,303
S&P Global, Inc.
2.450%, 03/01/27 ...... 150 148,478
Salesforce, Inc.
4.500%, 03/15/28 ...... 13,500 13,469,036
Sanofi SA
SOFR+0.46%, FRN,
4.137%, 11/03/27(*) .... 14,000 14,044,520
Schlumberger Holdings Corp.
Ω 3.900%, 05/17/28 ...... 18,455 18,227,556
Sempra
5.400%, 08/01/26 ...... 12,417 12,417,000
3.250%, 06/15/27 ...... 331 327,249
3.400%, 02/01/28 ...... 380 372,654
ServiceNow, Inc.
4.250%, 05/15/28 ...... 9,115 9,066,201
Shell International Finance BV
2.500%, 09/12/26 ...... 750 748,603
Simon Property Group, LP
3.375%, 12/01/27 ...... 750 738,904
1.750%, 02/01/28 ...... 7,838 7,525,411
Sonoco Products Co.
4.450%, 09/01/26 ...... 12,000 12,000,415
Southwest Gas Corp.
5.450%, 03/23/28 ...... 14,792 14,912,461
Southwestern Electric Power
Co.
2.750%, 10/01/26 ...... 690 688,433
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.103%, 11/25/26(*) .... 2,090 2,091,317
State Street Corp.
SOFR+0.85%, FRN,
4.478%, 08/03/26(*) .... 526 526,000
SOFR+0.64%, FRN,
4.313%, 10/22/27(*) .... 387 388,125
4.536%, 02/28/28 ...... 5,600 5,610,948
Store Capital LLC
4.500%, 03/15/28 ...... 2,959 2,937,843
Stryker Corp.
4.700%, 02/10/28 ...... 19,455 19,484,884
3.650%, 03/07/28 ...... 464 457,245
Sumisho Air Lease Corp.
2.200%, 01/15/27 ...... 250 247,338
5.850%, 12/15/27 ...... 850 861,682

128
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.300%, 02/01/28 ...... 115 $ 115,668
Ω 4.400%, 03/24/28 ...... 5,559 5,522,642
Synchrony Bank
5.625%, 08/23/27 ...... 961 970,212
Synchrony Financial
3.700%, 08/04/26 ...... 2,927 2,926,946
3.950%, 12/01/27 ...... 10,750 10,628,247
Tanger Properties, LP
3.125%, 09/01/26 ...... 455 454,552
Textron, Inc.
3.375%, 03/01/28 ...... 8,703 8,528,676
Toll Brothers Finance Corp.
4.875%, 03/15/27 ...... 100 100,110
Truist Financial Corp.
1.125%, 08/03/27, MTN . 1,300 1,259,809
UDR, Inc.
2.950%, 09/01/26, MTN . 245 244,756
Union Pacific Corp.
2.150%, 02/05/27 ...... 450 445,492
3.000%, 04/15/27 ...... 100 99,155
UnitedHealth Group, Inc.
5.250%, 02/15/28 ...... 2,000 2,022,541
US Bancorp
3.900%, 04/26/28, MTN . 11,200 11,088,827
Valero Energy Corp.
3.400%, 09/15/26 ...... 285 284,622
Ventas Realty, LP
3.250%, 10/15/26 ...... 1,555 1,551,811
4.000%, 03/01/28 ...... 1,150 1,137,486
Verizon Communications, Inc.
4.125%, 03/16/27 ...... 1,050 1,048,696
2.100%, 03/22/28 ...... 450 432,330
VICI Properties, LP
4.750%, 02/15/28 ...... 12,650 12,625,127
Virginia Electric and Power Co.
3.800%, 04/01/28 ...... 950 937,925
VMware LLC
1.400%, 08/15/26 ...... 6,035 6,027,928
Walmart, Inc.
SOFRINDX+0.43%, FRN,
4.106%, 04/28/27(*) .... 5,084 5,090,883
Waste Management, Inc.
3.150%, 11/15/27 ...... 5,000 4,922,412
1.150%, 03/15/28 ...... 3,000 2,846,761
4.500%, 03/15/28 ...... 3,802 3,802,461
WEC Energy Group, Inc.
5.600%, 09/12/26 ...... 7,357 7,364,571
Wells Fargo Bank NA
SOFR+1.07%, FRN,
4.724%, 12/11/26(*) .... 4,938 4,949,209
Welltower OP LLC
# 2.700%, 02/15/27 ...... 6,953 6,895,478
4.250%, 04/15/28 ...... 11,268 11,205,028
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Williams Cos., Inc. (The)
3.750%, 06/15/27 ...... 5,000 $ 4,969,067
Wisconsin Power and Light Co.
3.050%, 10/15/27 ...... 4,373 4,297,776
WRKCo, Inc.
3.900%, 06/01/28 ...... 10,028 9,882,463
TOTAL UNITED STATES .. 1,239,665,825
TOTAL BONDS .......... 2,103,031,389
U.S. TREASURY OBLIGATIONS
— (0.5%)
U.S. Treasury Notes
USBMMY3M + 0.21%,
FRN, 3.991% 10/31/26(*) 6,744 6,747,318
4.125%, 01/31/27 ..... 4,000 4,002,735
TOTAL U.S. TREASURY
OBLIGATIONS ........... 10,750,053
COMMERCIAL PAPER — (3.2%)
CANADA — (0.4%)
TELUS Corp.
Ω 4.190%, 08/18/26 ...... 3,750 3,742,165
Ω 4.200%, 08/27/26 ...... 5,750 5,731,927
TOTAL CANADA ......... 9,474,092
FRANCE — (1.7%)
LVMH Moet Hennessy Louis
Vuitton SE
Ω 3.660%, 08/13/26 ...... 7,000 6,990,766
Ω 3.740%, 10/09/26 ...... 20,000 19,855,462
Ω 3.760%, 10/13/26 ...... 10,000 9,923,383
TOTAL FRANCE ......... 36,769,611
UNITED STATES — (1.1%)
Cisco Systems, Inc.
Ω 3.710%, 09/01/26 ...... 19,000 18,937,600
Ω 3.750%, 10/05/26 ...... 6,500 6,455,623
TOTAL UNITED STATES .. 25,393,223
TOTAL COMMERCIAL
PAPER ................. 71,636,926
TOTAL INVESTMENT
SECURITIES — ( 99.6% )
(Cost $2,194,327,795) ..... 2,191,601,096
Shares Value
SECURITIES LENDING
COLLATERAL — (0.4%)
@§ The DFA Short Term
Investment Fund ...... 797,089 9,219,933
TOTAL INVESTMENTS
— (100.0%)
(Cost $2,203,547,728) ..... $2,200,821,029

129
Dimensional Ultrashort Fixed Income ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $549,368,240 which represented 24.7% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of July 31, 2026.
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
FRN Floating Rate Note
MTN Medium-Term Note
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
USBMMY3M 3 Month Treasury Bill Rate
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ............... $ — $ 6,182,728 $ — $ 6,182,728
Bonds
Australia ...................... — 161,134,172 — 161,134,172
Canada ...................... — 122,551,463 — 122,551,463
Denmark ..................... — 5,264,028 — 5,264,028
Finland ....................... — 12,453,949 — 12,453,949
France ....................... — 65,863,924 — 65,863,924
Germany ..................... — 70,050,037 — 70,050,037
Ireland ....................... — 7,264,237 — 7,264,237
Italy ......................... — 25,974,863 — 25,974,863
Japan ........................ — 112,177,214 — 112,177,214
Luxembourg ................... — 153,338 — 153,338
Netherlands ................... — 79,864,646 — 79,864,646
Singapore ..................... — 4,806,970 — 4,806,970
Spain ........................ — 10,281,136 — 10,281,136
Supranational .................. — 57,816,720 — 57,816,720
Sweden ...................... — 11,181,522 — 11,181,522
United Kingdom ................ — 116,527,345 — 116,527,345
United States .................. — 1,239,665,825 — 1,239,665,825
U.S. Treasury Obligations .......... — 10,750,053 — 10,750,053
Commercial Paper ................ — 71,636,926 — 71,636,926
Securities Lending Collateral ........ — 9,219,933 — 9,219,933
Total Investments .................
$— $2,200,821,029 $— $2,200,821,029

130
Dimensional National Municipal Bond ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Face
Amount
Value
(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.8%)
Alabama Federal Aid
Highway Finance
Authority (RB)
¤ 5.000%, 09/01/33
(Pre-refunded @
$100, 09/01/26) .... 3,055 $ 3,060,080
¤ 5.000%, 09/01/35
(Pre-refunded @
$100, 09/01/26) .... 1,960 1,963,259
¤ 5.000%, 09/01/36
(Pre-refunded @
$100, 09/01/26) .... 2,130 2,133,542
¤ City of Birmingham
Regional Water Works
(RB), Series A
5.000%
01/01/32 (Pre-
refunded @ $100,
01/01/27)
..........
1,240 1,251,901
Infirmary Health System
Special Care Facilities
Financing Authority of
Mobile (RB), Series A
3.000% 02/01/30
...
100 97,447
Mobile County Board of
School Commissioners
(ST)
5.000%, 03/01/27
(BAM) ........... 790 799,488
5.000%, 03/01/33
(AGM) ........... 635 695,227
¤ Tuscaloosa City Board
of Education (RB)
5.000% 08/01/46 (Pre-
refunded @ $100,
08/01/26)
..........
5,095 5,095,000
¤ Tuscaloosa County Board
of Education (ST)
5.000% 02/01/43 (Pre-
refunded @ $100,
02/01/27)
..........
1,075 1,087,188
University of South
Alabama (RB), Series A
5.000% 11/01/37
...
1,130 1,231,115
TOTAL ALABAMA ........ 17,414,247
ALASKA — (0.1%)
Alaska Municipal Bond
Bank Authority (RB),
Series 3
5.000%
10/01/27
..........
470 482,517
Face
Amount
Value
(000)
ALASKA — (Continued)
Municipality of Anchorage
(GO)
5.000%, 09/01/33 . 690 $ 714,007
5.000%, 09/01/36 . 1,090 1,221,040
5.000%, 09/01/36 . 845 946,586
TOTAL ALASKA ......... 3,364,150
ARIZONA — (1.9%)
Arizona Board of Regents
(RB), Series A
5.000%
06/01/29
..........
510 540,164
City of Glendale Water &
Sewer (RB)
5.000%
07/01/42
..........
700 751,467
City of Goodyear (GO)
5.000% 07/01/37
...
450 505,946
City of Mesa (GO)
5.000%
07/01/38
..........
2,000 2,154,488
City of Phoenix Civic
Improvement Corp.
(RB), Series A
5.000%
07/01/37
..........
105 108,749
City of Scottsdale (GO)
5.000%, 07/01/28 . 1,775 1,854,264
5.000%, 07/01/29 . 1,700 1,808,192
City of Tempe (GO)
5.000%, 07/01/28 . 1,505 1,571,633
4.000%, 07/01/29 . 1,010 1,010,844
5.000%, 07/01/35 . 1,860 2,053,798
5.000%, 07/01/36 . 955 1,048,360
City of Tucson Water
System (RB)
5.000%, 07/01/38 . 615 681,266
5.000%, 07/01/39 . 2,165 2,377,101
Coconino County Unified
School District No.
1-Flagstaff (GO)
5.000%, 07/01/27 . 815 831,322
4.000%, 07/01/27 . 540 545,992
Maricopa County
Elementary School
District No. 6
Washington (GO),
Series 2022-A
5.000%
07/01/30
..........
615 657,540
Maricopa County High
School District No.
214 Tolleson Union
High School (GO),
Series 2017-B
5.000%
07/01/33
..........
1,080 1,118,783

131
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
ARIZONA — (Continued)
Maricopa County Industrial
Development Authority
(RB), Series A
5.000%
01/01/35
..........
750 $ 823,342
Maricopa County School
District No. 3 Tempe
Elementary (GO),
Series 2022-B
5.000%
07/01/42
..........
735 787,902
Maricopa County Unified
School District No. 69
Paradise Valley (GO)
5.000%, 07/01/35 . 245 275,676
5.000%, 07/01/36 . 315 351,868
Maricopa County Unified
School District No. 80
Chandler (GO)
5.000%, 07/01/43 . 2,500 2,686,464
5.000%, 07/01/44 . 6,910 7,388,238
Maricopa County Unified
School District No. 97-
Deer Valley (GO)
5.000%, 07/01/27 . 605 618,273
5.000%, 07/01/28 . 725 756,685
5.000%, 07/01/29 . 650 690,430
Maricopa County Union
High School District
No. 210-Phoenix (GO),
Series A
5.000%
07/01/38
..........
370 398,814
Maricopa County Union
High School District
No. 216 Agua Fria
(GO), Series B
5.000%
07/01/45
..........
845 896,716
Pinal County Electric
District No. 3 (RB)
5.000% 07/01/28
...
25 26,059
Salt River Project
Agricultural Improvement
& Power District (RB)
5.000%, 01/01/39 . 2,020 2,059,986
5.000%, 05/01/39 . 4,605 5,021,691
5.000%, 01/01/43 . 765 814,947
5.000%, 01/01/44 . 400 426,682
TOTAL ARIZONA ........ 43,643,682
ARKANSAS — (0.1%)
Arkansas Development
Finance Authority (RB)
5.000%, 09/01/28 . 215 221,383
5.000%, 09/01/30 . 35 36,677
City of Fort Smith Water &
Sewer (RB)
5.000%, 10/01/28 . 655 682,688
5.000%, 10/01/30 . 1,005 1,040,663
TOTAL ARKANSAS ....... 1,981,411
Face
Amount
Value
(000)
CALIFORNIA — (2.0%)
California State Public
Works Board (RB),
Series D
5.000%
11/01/41
..........
3,000 $ 3,220,918
California Statewide
Communities
Development Authority
(RB), Series A
4.125%
03/01/34
..........
525 525,008
Hesperia Community
Redevelopment Agency
Successor Agency
(TA), Series A
3.375%
09/01/37 (AGM)
....
125 114,241
Long Beach Bond Finance
Authority (RB)
5.000%
08/01/26
..........
170 170,000
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB), Series
A
5.000% 07/01/41
..
500 506,607
Los Angeles Department
of Water & Power
(RB), Series D
5.000%
07/01/43
..........
1,505 1,569,602
Los Angeles Unified
School District (GO),
Series QRR
5.000%
07/01/43
..........
900 962,236
State of California (GO)
5.000%, 08/01/26 . 2,550 2,550,000
5.000%, 12/01/26 . 2,415 2,434,775
5.000%, 09/01/28 . 2,845 2,856,603
5.000%, 10/01/28 . 5 5,011
5.000%, 10/01/29 . 4,000 4,278,715
5.000%, 08/01/30 . 5,145 5,175,097
5.000%, 11/01/30 . 2,500 2,719,133
5.000%, 10/01/31 . 1,480 1,628,419
4.000%, 09/01/32 . 1,000 1,000,299
5.000%, 08/01/35 . 1,860 1,860,116
4.000%, 09/01/35 . 4,715 4,715,691
5.000%, 09/01/35
(BAM-TCRS) ...... 3,640 3,653,249
¤ 4.000%, 03/01/36
(Pre-refunded @
$100, 03/01/30) .... 2,725 2,777,385
4.000%, 10/01/36 . 1,050 1,059,356
Stockton Unified School
District (COP)
5.000%
02/01/29
..........
500 516,295
University of California
(RB), Series AY
4.000% 05/15/35
...
1,680 1,687,145
TOTAL CALIFORNIA ...... 45,985,901

132
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
COLORADO — (2.7%)
Adams & Arapahoe
Counties Joint School
District 28J Aurora (GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 935 $ 942,406
5.500%, 12/01/42
(ST AID WITHHLDG) 665 746,383
Adams 12 Five Star
Schools (GO), Series B
5.000% 12/15/30 (ST
AID WITHHLDG)
...
1,795 1,810,751
Arapahoe County School
District No. 5 Cherry
Creek (GO)
5.000%, 12/15/31
(ST AID WITHHLDG) 2,040 2,095,689
5.250%, 12/15/44
(ST AID WITHHLDG) 790 860,761
Board of Water
Commissioners City &
County of Denver (The)
(RB), Series A
5.000%
09/15/44
..........
300 320,947
City & County of
Broomfield CO Water
(RB)
5.000% 12/01/36 220 245,977
City of Colorado Springs
Utilities System (RB),
Series B
5.000%
11/15/37
..........
400 436,358
City of Fort Collins Electric
Utility Enterprise (RB)
5.000% 12/01/44
...
5,625 5,928,678
Colorado Health Facilities
Authority (RB)
5.000%, 11/01/30 . 1,490 1,566,573
5.000%, 09/01/32 . 4,000 4,303,636
5.000%, 08/01/34 . 1,045 1,083,367
5.000%, 08/01/35 . 6,670 6,894,076
County of Pueblo Co.
(COP), Series A
5.000% 07/01/29
...
1,200 1,262,599
Denver City & County
School District No. 1
(GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 230 231,609
5.250%, 12/01/43
(ST AID WITHHLDG) 5,000 5,468,419
Denver Health & Hospital
Authority (COP)
5.000% 12/01/29
...
150 154,972
Denver Health & Hospital
Authority (RB), Series A
5.000% 12/01/33
...
370 381,583
Face
Amount
Value
(000)
COLORADO — (Continued)
Douglas County School
District No. Re-1 Douglas
& Elbert Counties (GO)
5.000%, 12/15/26
(ST AID WITHHLDG) 3,465 $ 3,496,397
5.500%, 12/15/36
(ST AID WITHHLDG) 845 993,369
5.500%, 12/15/37
(ST AID WITHHLDG) 2,250 2,623,666
E-470 Public Highway
Authority (RB)
5.000%, 09/01/26 . 1,210 1,212,234
5.000%, 09/01/36 . 145 152,975
El Paso County School
District No. 2 Harrison
(GO)
5.000% 12/01/34
(ST AID WITHHLDG) 2,165 2,250,663
Fort Collins-Loveland Water
District (RB)
5.000%, 12/01/26 . 390 393,050
5.000%, 12/01/27 . 445 459,026
Fossil Ridge Metropolitan
District No. 3 (GO)
5.000% 12/01/29
(BAM)
............
65 68,552
Jefferson County School
District R-1 (GO)
5.000%, 12/15/34
(ST AID WITHHLDG)
(Pre-refunded @
$100, 12/15/28) .... 4,435 4,623,498
Mesa County Valley
School District No. 51
Grand Junction (GO)
5.250% 12/01/43 (ST
AID WITHHLDG)
...
7,000 7,640,194
University of Colorado (RB)
5.000%, 06/01/45 . 345 366,796
5.000%, 06/01/45 . 355 377,428
Weld County School
District No. RE-7 Platte
Valley (GO)
5.000%
12/01/38 (ST AID
WITHHLDG)
.......
1,660 1,817,408
TOTAL COLORADO ...... 61,210,040
CONNECTICUT — (1.4%)
City of Bridgeport (GO)
5.000%, 08/15/26 . 155 155,101
5.000%, 09/01/28 . 755 787,901
5.000%, 08/15/35
(AGM) ........... 2,990 2,993,182
City of Danbury (GO)
4.000% 02/22/27
...
10,000 10,069,277
City of Meriden (GO)
4.000%, 01/15/43 . 585 583,118

133
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
CONNECTICUT
— (Continued)
4.000%, 01/15/44 . 1,290 $ 1,271,833
City of New Haven (GO)
5.000%, 08/01/26 . 500 500,000
5.000%, 08/01/26 . 195 195,000
5.000%, 08/01/28
(AGM) ........... 1,020 1,062,144
Connecticut State Health
& Educational Facilities
Authority (RB)
1.000%, 07/01/42 . 8,370 8,370,000
5.000%, 07/01/45 . 500 522,912
State of Connecticut (GO)
4.000%, 01/15/28 . 120 122,249
5.000%, 10/15/29 . 1,855 1,862,583
State of Connecticut Special
Tax (RB)
5.000%, 01/01/32 . 2,870 2,947,145
5.000%, 05/01/38 . 465 487,002
University of Connecticut
(RB), Series A
5.000% 04/15/27 (ST
APPROP)
.........
340 345,397
TOTAL CONNECTICUT ... 32,274,844
DELAWARE — (0.1%)
Delaware State Health
Facilities Authority (RB)
5.000% 10/01/39
...
1,550 1,670,818
DISTRICT OF COLUMBIA
— (0.4%)
District of Columbia (GO)
5.000%, 06/01/27 . 575 586,357
5.000%, 06/01/29 . 740 784,535
5.000%, 06/01/31 . 710 735,569
District of Columbia (RB)
5.000% 04/01/34
...
1,225 1,236,569
District of Columbia
Income Tax (RB),
Series A
5.000%
06/01/41
..........
850 915,582
Washington Convention &
Sports Authority (RB)
5.000%, 10/01/26 . 585 587,016
5.000%, 10/01/29 . 930 952,002
Washington Metropolitan
Area Transit Authority
(RB)
5.000%, 07/01/29 . 1,260 1,283,808
5.000%, 07/01/33 . 2,640 2,680,553
5.000%, 07/01/34 . 1,310 1,329,146
TOTAL DISTRICT OF
COLUMBIA ............. 11,091,137
Face
Amount
Value
(000)
FLORIDA — (6.4%)
Alachua County School
Board (COP)
5.000%
07/01/29 (AGM)
....
2,385 $ 2,519,570
Bay County School Board
(COP), Series A
5.000% 07/01/27
...
1,105 1,126,308
Central Florida Expressway
Authority (RB)
4.000%, 07/01/30 . 2,280 2,281,402
¤ 4.000%, 07/01/34
(AGM) (Pre-refunded
@ $100, 07/01/31) .. 525 549,958
City of Cape Coral Water &
Sewer (RB)
5.000%, 10/01/26 . 225 225,713
5.000%, 10/01/35 . 2,000 2,220,533
5.000%, 10/01/36 . 1,435 1,594,513
City of Fort Lauderdale
(GO)
5.000%, 07/01/29 . 545 578,569
5.000%, 07/01/30 . 585 630,587
City of Fort Lauderdale
Water & Sewer (RB)
5.000%, 09/01/38 . 160 173,152
5.000%, 09/01/38 . 355 384,181
City of Gainesville Utilities
System (RB), Series A
5.000% 10/01/31
...
2,575 2,631,409
City of Hollywood (GO)
5.000% 07/01/27
...
1,880 1,918,643
City of Jacksonville (RB)
5.000%, 10/01/26 . 980 983,763
5.000%, 10/01/27 . 745 765,524
5.000%, 10/01/28 . 3,840 4,019,422
5.000%, 10/01/36 . 4,810 5,335,919
City of Lakeland (RB)
5.000% 11/15/34
...
5,645 6,120,428
City of Pembroke Pines
(GO)
5.000% 09/01/35 2,710 3,048,701
City of Tallahassee Utility
System (RB), Series A
5.000% 10/01/26
...
150 150,544
City of Tampa Sales Tax
(RB)
5.000% 10/01/26 375 376,366
County of Broward Tourist
Development Tax (RB)
4.000% 09/01/36
...
1,500 1,514,220
County of Hillsborough
Wastewater Impact Fee
(RB)
5.000%, 05/01/27 . 1,490 1,514,806
5.000%, 05/01/29 . 1,260 1,324,480
County of Miami-Dade (GO)
5.000%, 07/01/28 . 10,050 10,477,357
5.000%, 07/01/28 . 1,000 1,041,193

134
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
FLORIDA — (Continued)
County of Miami-Dade
Aviation (RB), Series A
4.000% 10/01/34
...
240 $ 241,755
County of Miami-Dade
Water & Sewer System
(RB), Seres B
5.000%
10/01/26
..........
995 998,674
County of Okaloosa Water
& Sewer (RB)
5.000%
07/01/36
..........
2,270 2,540,319
County of Sarasota Utility
System (RB)
5.000%, 10/01/36 . 1,535 1,719,383
5.000%, 10/01/37 . 975 1,086,824
Duval County Public
Schools (COP), Series
A
5.000% 07/01/29
(AGM)
............
680 718,173
Florida Development
Finance Corp. (RB)
5.000%, 11/15/29 . 285 301,204
5.000%, 08/01/39 . 1,565 1,677,827
5.000%, 08/01/43 . 510 525,804
Fort Pierce Utilities Authority
(RB)
5.000%, 10/01/26
(AGM) ........... 295 295,973
5.000%, 10/01/27
(AGM) ........... 500 511,807
Hillsborough County School
Board (COP)
5.000%, 07/01/27 . 365 371,873
5.000%, 07/01/28 . 2,245 2,288,851
5.000%, 07/01/30 . 910 942,747
Hillsborough County
School Board (GO)
4.000% 03/31/27
...
3,000 3,022,040
JEA Water & Sewer System
(RB)
5.000%, 10/01/38 . 400 441,226
5.000%, 10/01/39 . 2,245 2,450,634
5.000%, 10/01/44 . 2,000 2,130,342
Manatee County School
District (COP)
5.000%, 07/01/28 . 840 874,602
5.000%, 07/01/30
(AGM) ........... 2,040 2,186,472
Manatee County School
District (RB)
5.000%
10/01/30 (AGM)
....
145 146,408
Miami Beach Health
Facilities Authority
(RB), Series A
5.000%
11/15/39
..........
480 510,727
Face
Amount
Value
(000)
FLORIDA — (Continued)
Miami Beach
Redevelopment Agency
(TA)
5.000%, 02/01/27
(AGM) ........... 395 $ 399,089
5.000%, 02/01/28
(AGM) ........... 835 860,407
Miami-Dade County
Educational Facilities
Authority (RB)
5.000%, 04/01/44 . 250 262,688
5.000%, 04/01/45 . 500 525,089
Miami-Dade County
Expressway Authority
(RB), Series A
5.000%
07/01/33
..........
20 20,022
Okaloosa County School
Board (COP), Series A
5.000% 10/01/27
...
480 491,556
Orange County Health
Facilities Authority (RB)
5.000%, 10/01/29 . 565 596,019
5.000%, 10/01/44 . 835 860,509
Orlando Utilities
Commission (RB)
5.000%, 10/01/28 . 10,405 10,911,294
5.000%, 10/01/35 . 820 903,531
5.000%, 10/01/43 . 165 176,038
5.000%, 10/01/44 . 2,015 2,139,922
Palm Beach County Health
Facilities Authority (RB)
5.000% 08/15/26
...
205 205,139
Palm Beach County School
District (COP)
5.000%, 08/01/27 . 875 893,511
5.000%, 08/01/40 . 520 552,177
Pasco County School
Board (COP), Series
A
5.000% 08/01/36
(AGM)
............
1,050 1,117,478
School Board of Miami-
Dade County (The)
(GO), Series A
5.000%
03/15/39 (BAM)
....
7,945 8,422,164
School Board of Miami-
Dade County (The)
(RN)
4.000% 01/07/27 8,500 8,546,135
School District of Broward
County (COP)
5.000%, 07/01/27 . 2,145 2,187,530
5.000%, 07/01/35 . 940 1,006,831
State of Florida (GO)
5.000%, 07/01/27 . 810 827,541
4.000%, 06/01/32 . 2,550 2,564,001

135
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
FLORIDA — (Continued)
State of Florida Department
of Transportation
Turnpike System (RB)
5.000%, 07/01/36 . 4,845 $ 5,427,442
5.000%, 07/01/37 . 1,720 1,911,130
5.000%, 07/01/37 . 4,940 5,488,945
4.000%, 07/01/39 . 2,699 2,657,695
4.000%, 07/01/44 . 2,312 2,250,693
Tampa Bay Water (RB)
5.000% 10/01/36
...
2,000 2,262,183
West Palm Beach
Community
Redevelopment Agency
(TA)
5.000% 03/01/28 40 40,069
TOTAL FLORIDA ......... 143,997,754
GEORGIA — (1.3%)
City of Atlanta (GO), Series
A-1
5.000% 12/01/29 1,080 1,151,001
City of Cartersville Water
& Sewer (RB)
5.000%
06/01/28
..........
430 448,073
Clarke County School
District (GO)
5.000%
09/01/27 (ST AID
WITHHLDG)
.......
520 532,887
Cobb County School
District (GO)
4.000%
12/15/26
..........
10,000 10,044,886
Development Authority
of Cobb County (The)
(RB)
5.000% 09/01/26 275 275,440
Effingham County School
District (GO)
5.000%
09/01/44 (ST AID
WITHHLDG)
.......
1,000 1,067,078
Gainesville & Hall County
Hospital Authority
(RB), Series A
5.000%
02/15/35
..........
25 25,185
Gwinnett County School
District (GO), Series B
5.000% 08/01/27
...
2,125 2,175,433
Municipal Electric Authority
of Georgia (RB)
5.000% 11/01/29
...
1,045 1,109,316
Private Colleges &
Universities Authority
(RB)
5.000% 10/01/26 390 391,224
State of Georgia (GO)
4.000%, 01/01/27 . 5,235 5,265,291
5.000%, 07/01/27 . 3,580 3,658,180
5.000%, 07/01/36 . 1,505 1,658,985
TOTAL GEORGIA ........ 27,802,979
Face
Amount
Value
(000)
HAWAII — (0.9%)
City & County of Honolulu
(GO)
5.000%, 09/01/26 . 1,595 $ 1,597,919
5.000%, 11/01/26 . 4,030 4,053,405
4.000%, 07/01/39 . 1,075 1,065,015
County of Hawaii (GO)
5.000% 09/01/44
...
210 224,103
County of Maui (GO)
5.000% 09/01/27
...
2,215 2,271,131
State of Hawaii (GO)
5.000%, 10/01/26 . 750 752,844
5.000%, 10/01/28 . 2,740 2,750,459
5.000%, 10/01/29 . 915 938,810
4.000%, 10/01/30 . 6,620 6,628,015
TOTAL HAWAII .......... 20,281,701
IDAHO — (0.1%)
Idaho Health Facilities
Authority (RB), Series A
5.000% 03/01/44
...
2,200 2,274,300
ILLINOIS — (3.9%)
Board of Trustees of the
University of Illinois
(The) (RB), Series A
5.000% 04/01/30
...
895 954,929
Chicago Midway
International Airport (RB)
5.000%, 01/01/36 . 400 438,085
5.000%, 01/01/37 . 800 870,042
Chicago O'Hare
International Airport (RB)
5.000%, 01/01/38 . 5,500 6,006,572
5.000%, 01/01/45 . 945 988,366
Chicago Park District (GO)
5.000%, 01/01/36 . 345 369,740
5.000%, 01/01/36 . 500 545,414
5.000%, 01/01/37 . 425 460,362
5.000%, 01/01/42 . 270 282,059
5.000%, 01/01/43 . 100 104,103
Chicago Transit Authority
Capital Grant Receipts
(RB)
5.000%, 06/01/28 . 1,250 1,293,939
5.000%, 06/01/29 . 790 827,025
Chicago Transit Authority
Sales Tax Receipts Fund
(RB)
5.000%, 12/01/41 . 1,450 1,533,452
5.000%, 12/01/44 . 1,750 1,828,967
City of Peoria (GO)
5.000% 01/01/31
(AGM)
............
1,470 1,537,275

136
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
ILLINOIS — (Continued)
Cook & Will Counties
Community College
District No. 515 (GO),
Series B
5.000%
12/01/26 (BAM)
....
320 $ 322,130
Cook County Community
Consolidated School
District No. 15 Palatine
(GO), Series B
5.000%
06/15/36
..........
1,050 1,127,517
County of Cook (GO)
5.000%, 11/15/26 . 900 905,600
5.000%, 11/15/34 . 915 919,073
5.000%, 11/15/35 . 1,380 1,385,829
County of Cook Sales Tax
(RB)
5.000%, 11/15/27 . 410 421,281
5.000%, 11/15/35 . 275 306,085
DuPage County High
School District No. 87
Glenbard (GO)
5.000%, 01/01/45 . 1,320 1,373,202
5.000%, 01/01/46 . 395 408,158
Elmhurst Park District (GO)
5.000% 12/15/42
...
770 817,995
Illinois Finance Authority
(RB)
5.000%, 11/15/26 . 235 235,307
5.000%, 02/15/30 . 1,160 1,170,483
5.000%, 11/15/30 . 2,335 2,460,502
5.000%, 02/15/31 . 610 615,113
¤ 4.000%, 02/15/33
(Pre-refunded @
$100, 02/15/27) .... 1,325 1,331,396
5.000%, 08/15/34 . 825 875,527
5.000%, 08/15/35 . 715 754,467
5.000%, 08/15/40 . 940 977,236
1.100%, 08/01/43 . 3,260 3,260,000
1.100%, 08/01/43 . 1,900 1,900,000
Illinois State Toll Highway
Authority (RB)
5.000%, 12/01/31 . 4,080 4,085,672
4.000%, 01/01/39 . 405 401,420
Kane Cook & DuPage etc
Counties Community
College District No. 509
Elgin (GO)
4.000%
12/15/41
..........
2,225 2,162,039
Lake County Community
Consolidated School
District No. 102
Aptakisic-Tripp (GO)
5.000% 05/01/41
...
3,475 3,632,742
Face
Amount
Value
(000)
ILLINOIS — (Continued)
Lake County Community
Consolidated School
District No. 34 Antioch
(GO), Series B
5.250%
01/01/43
..........
1,190 $ 1,265,264
¤ Peoria County Community
Unit School District
No. 323 (GO)
4.000%
04/01/29 (Pre-
refunded @ $100,
04/01/28)
..........
1,990 2,030,367
Sales Tax Securitization
Corp. (RB)
5.000%, 01/01/36 . 1,475 1,618,625
5.000%, 01/01/38 . 6,920 7,478,921
5.000%, 01/01/44 . 1,700 1,765,511
Sangamon County
School District No. 186
Springfield (GO)
4.000%, 02/01/29
(AGM) ........... 2,510 2,551,274
4.000%, 02/01/31
(AGM) ........... 35 35,637
5.000%, 02/01/44
(BAM) ........... 1,270 1,331,497
State of Illinois (GO)
5.000%, 03/01/29 . 2,350 2,461,536
5.000%, 03/01/33 . 1,170 1,241,739
5.000%, 10/01/33 . 1,980 2,039,530
4.000%, 06/01/37 . 55 53,461
5.000%, 09/01/37 . 1,690 1,810,323
4.000%, 12/01/38 . 1,905 1,828,327
4.000%, 10/01/39 . 2,675 2,537,132
5.000%, 09/01/44 . 2,000 2,059,561
Village of Bloomingdale
(GO)
5.000%, 10/30/35 . 1,980 2,169,881
5.000%, 10/30/37 . 2,215 2,380,911
Will County Community
Unit School District No.
201-U Crete-Monee
(GO)
5.000% 01/01/27
(AGM)
............
85 85,121
TOTAL ILLINOIS ......... 86,633,722
INDIANA — (0.5%)
Indiana Finance Authority
(RB)
5.000%, 07/01/29 . 100 104,216
4.000%, 02/01/34 . 1,345 1,362,124
5.000%, 11/15/37 . 2,000 2,161,309
5.000%, 10/01/42 . 990 1,045,642
Indiana Municipal Power
Agency (RB), Series A
5.000% 01/01/41
...
1,020 1,065,441

137
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
INDIANA — (Continued)
IPS Multi-School Building
Corp. (RB)
5.000%, 01/15/33
(ST INTERCEPT) .. 750 $ 820,424
5.000%, 07/15/33
(ST INTERCEPT) .. 1,000 1,098,189
TOTAL INDIANA ......... 7,657,345
IOWA — (0.6%)
Cedar Falls Community
School District (GO)
4.000% 06/01/28
(AGM)
............
915 933,440
Cedar Rapids Community
School District
Infrastructure Sales
Services & Use Tax
(RB)
5.000% 07/01/45
(BAM)
............
715 752,943
City of Cedar Rapids
(GO), Series A
5.000%
06/01/43
..........
1,380 1,444,734
City of West Des Moines
(GO), Series A
5.000%
06/01/28
..........
1,030 1,071,209
DES Moines Independent
Community School
District (GO)
5.000%, 06/01/37
(AGM) ........... 1,445 1,558,901
5.000%, 06/01/38
(AGM) ........... 2,755 2,949,445
Waukee Community
School District (GO),
Series A
5.000%
06/01/37
..........
3,590 3,801,842
TOTAL IOWA ............ 12,512,514
KANSAS — (1.0%)
City of Olathe (GO), Series
A
5.000% 09/01/26
..
3,000 3,005,107
County of Johnson (GO)
4.000%, 09/01/36 . 1,990 1,994,353
4.000%, 09/01/37 . 2,790 2,792,596
Johnson County Unified
School District No.
512 Shawnee Mission
(GO), Series A
5.000%
10/01/36
..........
2,000 2,256,782
Kansas Development
Finance Authority
(RB), Series D
5.000%
05/01/28
..........
1,515 1,574,091
Sedgwick County Unified
School District No. 261
Haysville (GO), Series
A
5.000% 11/01/42
(AGM)
............
2,500 2,625,888
Face
Amount
Value
(000)
KANSAS — (Continued)
Shawnee County Unified
School District No. 437
Auburn - Washburn
(GO), Series A
5.000%
09/01/43
..........
1,790 $ 1,889,136
University of Kansas
Hospital Authority (RB)
1.100% 03/01/56
...
6,500 6,500,000
TOTAL KANSAS ......... 22,637,953
KENTUCKY — (1.2%)
Eastern Kentucky
University (RB),
Series A
5.000%
04/01/35 (BAM) (ST
INTERCEPT)
......
1,100 1,182,404
Glasgow Independent
School District
Finance Corp. (RB)
5.000% 02/01/32 (ST
INTERCEPT)
......
1,365 1,461,395
Kentucky Municipal Power
Agency (RB)
5.000%, 09/01/31
(NATL) ........... 320 320,545
5.000%, 09/01/38
(AGM) ........... 285 308,484
5.000%, 09/01/39
(AGM) ........... 590 632,576
Kentucky State Property
& Building Commission
(RB)
5.000%, 11/01/26
(AGM) ........... 125 125,741
5.000%, 04/01/28 . 480 487,039
5.000%, 05/01/30 . 25 26,767
5.000%, 06/01/30 . 495 530,575
5.000%, 04/01/33 . 1,525 1,542,564
5.000%, 09/01/35 . 500 555,595
5.000%, 05/01/36 . 500 511,700
5.000%, 03/01/37 . 1,320 1,467,655
Louisville and Jefferson
County Metropolitan
Sewer District (RB)
5.000%, 05/15/42 . 2,390 2,524,407
5.000%, 05/15/43 . 2,635 2,770,252
Louisville/Jefferson County
Metropolitan Government
(GO)
4.000%, 04/01/36 . 6,015 6,082,224
4.000%, 04/01/40 . 2,565 2,520,637
Louisville/Jefferson County
Metropolitan Government
(RB)
5.000%, 10/01/26 . 680 682,111
5.000%, 10/01/37 . 2,500 2,702,882

138
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
KENTUCKY — (Continued)
1.100%, 10/01/53 . 1,635 $ 1,635,000
TOTAL KENTUCKY ....... 28,070,553
LOUISIANA — (0.7%)
City of New Orleans (GO)
5.000%, 12/01/27 . 1,540 1,573,860
5.000%, 12/01/29 . 750 783,561
5.000%, 12/01/34 . 200 206,782
5.000%, 12/01/41 . 1,855 1,892,087
City of New Orleans Water
System (RB)
5.000%
12/01/27
..........
115 115,141
City of Shreveport (GO)
5.250%, 03/01/39
(AGM) ........... 250 271,285
5.250%, 03/01/40
(AGM) ........... 250 269,701
Lafourche Parish School
Board (GO)
5.000%
03/01/29
..........
60 62,747
Louisiana Public Facilities
Authority (RB), Series A
5.000% 05/15/35
...
365 397,042
St. Tammany Parish
Hospital Service District
No. 1 (RB)
5.000%
07/01/31
..........
1,200 1,282,966
St. Tammany Parish Wide
School District No. 12
(GO), Series A
5.000%
03/01/27
..........
605 612,754
State of Louisiana (GO)
5.000%, 09/01/36 . 1,000 1,125,813
5.000%, 09/01/37 . 315 354,723
5.000%, 06/01/38 . 2,640 2,904,374
5.000%, 03/01/39 . 4,050 4,180,819
TOTAL LOUISIANA ....... 16,033,655
MAINE — (0.0%)
Maine Health & Higher
Educational Facilities
Authority (RB)
5.000%
07/01/29
..........
25 26,127
State of Maine (GO),
Series D
5.000%
06/01/28
..........
380 395,909
TOTAL MAINE ........... 422,036
MARYLAND — (3.8%)
City of Baltimore (GO)
5.000%, 10/15/26 . 1,490 1,497,208
5.000%, 10/15/31 . 765 782,777
County of Anne Arundel
(GO)
5.000%, 10/01/27 . 1,005 1,033,387
5.000%, 10/01/37 . 1,435 1,438,200
Face
Amount
Value
(000)
MARYLAND — (Continued)
County of Baltimore (GO)
5.000% 03/01/27
...
3,920 $ 3,972,980
County of Charles (GO)
5.000% 10/01/29
...
1,505 1,605,577
County of Frederick (GO),
Series A
5.000%
08/01/28
..........
1,290 1,347,939
County of Harford (GO)
5.000%, 10/01/29 . 2,000 2,133,657
4.000%, 10/01/42 . 1,485 1,450,496
County of Howard (GO),
Series A
5.000%
08/15/26
..........
1,135 1,135,885
County of Montgomery (GO)
5.000%, 10/01/26 . 1,230 1,234,763
5.000%, 10/01/27 . 1,035 1,063,753
5.000%, 10/01/35 . 6,000 6,627,384
5.000%, 10/01/36 . 6,000 6,586,815
4.000%, 08/01/43 . 8,000 7,754,574
4.000%, 08/01/44 . 8,800 8,487,737
County of Prince George's
(GO)
5.000%, 07/01/27 . 1,185 1,211,083
5.000%, 08/01/42 . 4,730 5,110,683
5.000%, 08/01/43 . 4,765 5,093,192
Maryland Health & Higher
Educational Facilities
Authority (RB)
5.000%, 08/15/26 . 330 330,238
5.000%, 08/15/27 . 120 122,746
5.000%, 05/15/36 . 845 949,853
5.000%, 07/01/41 . 735 776,973
5.000%, 07/01/42 . 435 458,332
5.000%, 07/01/43
(AGM) ........... 1,190 1,255,148
5.000%, 07/01/44 . 1,835 1,908,642
State of Maryland (GO)
5.000%, 08/01/26 . 275 275,000
5.000%, 08/01/26 . 650 650,000
5.000%, 08/01/27 . 4,005 4,103,275
5.000%, 08/01/29 . 1,095 1,142,056
5.000%, 03/15/32 . 1,840 1,931,180
4.000%, 08/01/35 . 1,105 1,128,676
5.000%, 06/01/37 . 10,000 11,118,621
TOTAL MARYLAND ....... 85,718,830
MASSACHUSETTS — (6.3%)
Bristol-Plymouth Regional
Vocational Technical
School District (GO)
4.000% 02/17/27
...
4,000 4,025,052
City of Fall River (GO)
3.000% 12/01/34 (ST
AID WITHHLDG)
...
200 188,116
City of Haverhill (GO)
4.000%, 11/15/42 . 2,475 2,382,642

139
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
MASSACHUSETTS
— (Continued)
4.000%, 11/15/43 . 1,615 $ 1,551,027
City of New Bedford (GO)
4.000% 04/09/27
...
5,000 5,039,054
City of Newton (GO)
4.000% 02/01/43
...
1,380 1,341,397
City of Quincy (GO)
5.000%, 08/13/27 . 2,586 2,638,901
5.000%, 09/01/41 . 995 1,076,880
5.000%, 09/01/42 . 2,725 2,934,612
City of Revere (GO)
4.000% 07/29/27
...
16,065 16,246,992
City of Somerville (GO)
4.000% 05/28/27
...
15,000 15,138,802
Commonwealth of
Massachusetts (GO)
5.000%, 07/01/28 . 205 214,111
5.000%, 05/01/29 . 600 636,251
5.000%, 10/01/29 . 6,085 6,497,172
5.000%, 04/01/36 . 1,635 1,652,993
4.000%, 02/01/37 . 1,490 1,490,489
4.000%, 02/01/39 . 1,840 1,843,913
4.000%, 05/01/39 . 2,800 2,716,776
5.000%, 08/01/41 . 8,500 9,059,204
5.000%, 01/01/43 . 1,950 1,978,130
5.000%, 12/01/43 . 9,210 9,852,057
5.000%, 05/01/44 . 1,000 1,060,784
5.000%, 08/01/44 . 5,000 5,312,548
5.000%, 11/01/44 . 1,475 1,492,537
Commonwealth of
Massachusetts
Transportation Fund
(RB)
5.000%, 06/01/35 . 1,255 1,423,819
5.000%, 06/01/36 . 1,260 1,419,278
5.000%, 06/01/41 . 1,365 1,385,472
Massachusetts Bay
Transportation Authority
Sales Tax (RB), Series
A
5.000% 07/01/38
..
6,360 7,089,451
Massachusetts
Development Finance
Agency (RB)
5.000%, 02/15/27 . 1,165 1,179,800
5.000%, 07/01/34 . 240 249,977
5.000%, 10/01/37 . 1,615 1,804,940
¤ 5.000%, 06/01/39
(Pre-refunded @
$100, 06/01/29) .... 1,385 1,463,010
5.000%, 07/01/39 . 1,435 1,473,632
5.000%, 07/01/40 . 3,000 3,194,100
5.000%, 07/01/42 . 750 767,288
5.000%, 07/01/43 . 1,415 1,442,830
5.000%, 07/01/44 . 1,290 1,311,666
5.000%, 12/01/45 . 500 520,455
Face
Amount
Value
(000)
MASSACHUSETTS
— (Continued)
Town of Burlington (GO)
3.500% 04/23/27
...
2,000 $ 2,008,230
Town of Canton (GO)
3.500%, 08/13/26 . 2,000 2,000,343
4.000%, 08/12/27 . 2,000 2,023,636
Town of Hingham (GO)
4.000%, 02/12/27 . 3,500 3,520,615
4.000%, 02/01/42 . 850 832,573
Town of Nantucket (GO)
4.000% 07/23/27
...
7,500 7,582,431
Town of Watertown (GO)
4.000%, 06/15/41 . 1,570 1,556,632
4.000%, 06/15/42 . 1,505 1,482,145
TOTAL MASSACHUSETTS . 142,102,763
MICHIGAN — (2.0%)
Central Michigan University
(RB)
5.000% 10/01/33 200 210,476
City of Grand Rapids (GO)
5.000%, 04/01/41 . 210 224,872
5.000%, 04/01/42 . 265 282,583
Grand Ledge Public
Schools (GO), Series
II
5.000% 05/01/39
(Q-SBLF)
.........
1,270 1,334,681
Grand Rapids Public
Schools (GO)
5.000%
05/01/27 (AGM)
....
3,055 3,101,979
Grandville Public Schools
(GO)
5.000% 05/01/40
(AGM)
............
750 807,656
Great Lakes Water
Authority Sewage
Disposal System (RB),
Series A
5.000%
07/01/37
..........
1,195 1,303,431
Howell Public Schools
(GO), Series II
5.000%
05/01/41 (Q-SBLF)
..
400 427,161
Lansing School District
(GO)
5.000% 05/01/28
(Q-SBLF)
.........
360 373,841
Michigan Finance Authority
(RB)
5.000%, 11/15/27 . 2,295 2,306,461
5.000%, 12/01/28 . 155 162,382
5.000%, 12/01/35 . 2,080 2,119,357
5.000%, 11/15/37 . 1,670 1,675,644
Michigan State University
(RB), Series A
5.000%
08/15/42
..........
12,385 13,272,088
Northville Public Schools
(GO), Series I
5.000%
05/01/35
..........
475 517,015

140
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
MICHIGAN — (Continued)
Oakland University (RB),
Series A
5.000%
03/01/29
..........
55 $ 57,853
Pinckney Community
Schools (GO)
5.500%, 05/01/35
(Q-SBLF) ......... 900 1,031,102
5.500%, 05/01/36
(Q-SBLF) ......... 225 258,760
Pontiac School District
(GO)
4.000% 05/01/34
(Q-SBLF)
.........
2,220 2,249,040
Portage Public Schools
(GO)
5.000% 11/01/37
(AGM)
............
1,360 1,497,994
Romeo Community School
District (GO)
5.000%
05/01/45 (Q-SBLF)
..
1,020 1,072,954
Saginaw City School
District (GO)
4.000%
05/01/28 (Q-SBLF)
..
400 406,218
Saline Area Schools (GO)
5.000%, 05/01/35
(Q-SBLF) ......... 450 500,553
5.000%, 05/01/36
(Q-SBLF) ......... 450 501,560
5.000%, 05/01/43
(Q-SBLF) ......... 530 562,623
5.000%, 05/01/44
(Q-SBLF) ......... 370 390,934
South Lyon Community
Schools (GO)
5.000%, 05/01/43 . 1,200 1,269,509
5.000%, 05/01/44 . 1,100 1,157,486
Troy School District (GO)
5.000%, 05/01/30
(Q-SBLF) ......... 1,000 1,072,064
5.000%, 05/01/35
(Q-SBLF) ......... 1,000 1,120,339
Warren Consolidated
Schools (GO)
5.000%
05/01/36 (Q-SBLF)
..
660 731,613
Wayne County Airport
Authority (RB)
5.000%
12/01/34
..........
1,350 1,508,354
Ypsilanti Community
Schools (GO)
5.000%
05/01/27 (Q-SBLF)
..
635 645,331
TOTAL MICHIGAN ....... 44,153,914
MINNESOTA — (1.1%)
City of Edina (GO), Series
A
5.000% 02/01/28
..
390 403,594
City of St. Cloud (RB)
5.000% 05/01/36
...
335 369,352
Face
Amount
Value
(000)
MINNESOTA — (Continued)
City of St. Paul (GO)
5.000%, 09/01/26 . 885 $ 886,554
5.000%, 09/01/28 . 1,575 1,647,599
County of Hennepin (GO)
5.000%, 12/01/26 . 4,100 4,131,891
5.000%, 12/01/40 . 3,055 3,068,295
Jackson County Central
Independent School
District No. 2895 (GO),
Series A
4.000%
02/01/28 (SD CRED
PROG)
...........
320 325,975
Minneapolis Special
School District No.
1 (COP), Series C
5.000% 02/01/32 (SD
CRED PROG)
......
1,000 1,009,332
Minneapolis Special
School District No. 1
(GO), Series A
5.000%
02/01/44 (SD CRED
PROG)
...........
2,010 2,121,815
Minnesota Health &
Education Facilities
Authority (RB), Series B
5.000% 10/01/27
...
440 450,294
St. Louis Park Independent
School District No. 283
(GO)
5.000%, 02/01/27
(SD CRED PROG) . 1,720 1,740,333
5.000%, 02/01/29
(SD CRED PROG) . 3,975 4,177,832
St. Paul Independent
School District No. 625
(GO)
4.000%, 02/01/42
(SD CRED PROG) . 1,430 1,410,338
4.000%, 02/01/43
(SD CRED PROG) . 1,485 1,455,739
State of Minnesota (GO),
Series B
4.000%
08/01/41
..........
2,205 2,184,452
Western Minnesota
Municipal Power
Agency (RB), Series A
5.000% 01/01/27
...
760 767,163
TOTAL MINNESOTA ...... 26,150,558
MISSISSIPPI — (0.4%)
Mississippi Development
Bank (RB), Series A
5.000% 04/01/28
...
1,305 1,306,950
State of Mississippi (GO)
5.000%, 10/01/30 . 1,470 1,507,874

141
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
MISSISSIPPI — (Continued)
¤ 5.000%, 11/01/33
(Pre-refunded @
$100, 11/01/26) .... 1,645 $ 1,654,305
4.000%, 10/01/37 . 1,645 1,645,379
TOTAL MISSISSIPPI ...... 6,114,508
MISSOURI — (0.5%)
City of Kansas City Sanitary
Sewer System (RB)
5.000%, 01/01/28 . 475 489,591
5.000%, 01/01/29 . 500 526,346
5.000%, 01/01/30 . 315 336,759
City of Lees Summit (GO),
Series A
5.000%
04/01/27
..........
1,925 1,955,241
City of Wentzville (COP)
5.000%, 11/01/31 . 1,040 1,056,118
5.000%, 11/01/32 . 290 294,430
Health & Educational
Facilities Authority of the
State of Missouri (RB)
5.000%, 11/15/26 . 555 558,504
5.000%, 04/01/36 . 3,330 3,684,883
5.000%, 05/15/38 . 145 158,339
Joplin Schools (GO)
4.000% 03/01/37 (ST
AID DIR DEP)
......
275 276,940
Kansas City Industrial
Development Authority
(RB)
5.000% 03/01/30 290 308,638
Metropolitan St. Louis
Sewer District (RB),
Series B
5.000%
05/01/27
..........
115 117,034
Nixa Public Schools (GO)
5.000% 03/01/36 (ST
AID DIR DEP)
......
375 409,595
North Kansas City School
District No. 74 (GO)
6.000% 03/01/27 (ST
AID DIR DEP)
......
1,660 1,691,491
University City School
District (GO)
5.250%
02/15/44 (ST AID DIR
DEP)
.............
310 323,773
TOTAL MISSOURI ........ 12,187,682
MONTANA — (0.1%)
County of Flathead (GO)
5.000% 07/01/45
...
1,100 1,171,610
Montana Facility Finance
Authority (RB)
5.000%, 06/01/38 . 500 533,969
5.000%, 06/01/39 . 485 512,461
TOTAL MONTANA ....... 2,218,040
Face
Amount
Value
(000)
NEBRASKA — (1.1%)
City of Omaha (GO)
5.000% 04/15/29
...
775 $ 819,772
Douglas County School
District NO 17 (GO),
Series A
5.000%
12/15/45
..........
950 1,001,109
Metropolitan Utilities District
of Omaha Gas System
(RB)
5.000%, 12/01/41 . 1,840 1,962,646
5.000%, 12/01/42 . 2,495 2,655,568
Metropolitan Utilities
District of Omaha Water
System (RB)
5.000%
12/01/39
..........
2,450 2,680,298
Municipal Energy Agency
of Nebraska (RB),
Series A
4.000%
04/01/35
..........
2,505 2,505,004
Omaha Public Power
District (RB)
5.000%, 02/01/27 . 1,215 1,228,823
5.000%, 02/01/34 . 1,545 1,704,778
5.000%, 02/01/43 . 1,000 1,065,677
Papillion-La Vista School
District No. 27 (GO)
5.000% 12/01/44
...
8,000 8,470,482
Westside Community
Schools (GO)
5.000%, 12/01/38 . 310 333,304
5.000%, 12/01/39 . 310 330,068
TOTAL NEBRASKA ....... 24,757,529
NEVADA — (1.4%)
City of North Las Vegas
(GO)
5.000% 06/01/28
(BAM)
............
190 197,612
Clark County School District
(GO)
5.000%, 06/15/28 . 265 269,863
4.000%, 06/15/32
(AGM) ........... 1,960 1,968,360
County of Clark (GO)
5.000%, 07/01/27 . 1,660 1,696,417
5.000%, 11/01/27 . 6,010 6,188,274
5.000%, 12/01/32 . 1,025 1,069,505
County of Clark Passenger
Facility Charge (RB)
5.000%, 07/01/27 . 495 505,404
5.000%, 07/01/28 . 830 865,626
Las Vegas Convention &
Visitors Authority (RB)
5.000%, 07/01/27 . 500 510,286
5.000%, 07/01/35 . 2,270 2,528,328
Las Vegas Valley Water
District (GO), Series A
5.000% 06/01/27
...
2,115 2,156,457

142
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
NEVADA — (Continued)
State of Nevada (GO)
5.000%, 05/01/42 . 1,015 $ 1,083,057
5.000%, 05/01/43 . 4,780 5,086,279
Washoe County School
District (GO)
5.000%, 06/01/27 . 830 846,475
5.000%, 06/01/28 . 890 927,277
4.000%, 10/01/32 . 1,335 1,343,735
4.000%, 10/01/37 . 3,560 3,562,003
TOTAL NEVADA ......... 30,804,958
NEW HAMPSHIRE — (0.7%)
City of Manchester (GO),
Series 1
4.000%
11/12/26
..........
13,340 13,384,710
City of Nashua (GO)
5.000% 10/01/35
...
920 1,026,839
New Hampshire Health
and Education Facilities
Authority Act (RB)
5.000% 08/01/41
...
875 927,072
State of New Hampshire
(GO), Series A
5.000%
02/15/37
..........
980 1,065,953
TOTAL NEW HAMPSHIRE . 16,404,574
NEW JERSEY — (3.0%)
City of Hoboken (GO),
Series A
4.000%
03/08/27
..........
15,000 15,105,265
City of Newark (GO)
4.000% 12/11/26
...
3,500 3,511,108
City of Plainfield (GO)
4.000% 08/03/27
...
3,000 3,033,878
County of Hudson (GO)
4.000% 02/24/27
...
18,000 18,121,887
County of Union (GO)
4.000% 06/11/27
...
5,000 5,049,612
Essex County
Improvement Authority
(RN)
4.000% 03/12/27
(CNTY GTD)
.......
6,795 6,844,489
New Jersey Economic
Development Authority
(RB), Series MMM
4.000% 06/15/36
...
3,000 2,975,609
New Jersey Transportation
Trust Fund Authority
(RB)
5.000%, 06/15/31 . 3,035 3,279,218
5.000%, 06/15/35 . 410 445,446
4.000%, 06/15/37 . 2,395 2,375,869
5.000%, 06/15/44 . 565 591,802
State of New Jersey (GO)
5.000%, 06/01/28 . 905 942,394
5.000%, 06/01/29 . 840 890,153
4.000%, 06/01/30 . 1,830 1,898,505
Face
Amount
Value
(000)
NEW JERSEY — (Continued)
Township of East
Brunswick (GO)
4.000% 07/13/27
...
5,000 $ 5,052,319
Township of Toms River
(GO)
4.000% 06/01/27 690 697,733
TOTAL NEW JERSEY ..... 70,815,287
NEW MEXICO — (0.9%)
Albuquerque Bernalillo
County Water Utility
Authority (RB)
5.000%
07/01/29
..........
1,075 1,096,715
City of Albuquerque (GO),
Series A
4.000%
07/01/38
..........
1,000 997,008
New Mexico Hospital
Equipment Loan
Council (RB)
4.000%
08/01/36
..........
3,515 3,407,135
State of New Mexico (GO)
5.000% 03/01/27
...
10,870 11,018,859
State of New Mexico
Severance Tax
Permanent Fund (RB)
5.000% 07/01/27
...
2,550 2,604,990
TOTAL NEW MEXICO ..... 19,124,707
NEW YORK — (8.3%)
Bay Shore Union Free
School District (GO)
4.000% 07/08/27 (ST
AID WITHHLDG)
...
6,000 6,063,994
City of New York (GO)
5.000%, 08/01/28 . 2,385 2,389,188
5.000%, 08/01/28 . 1,405 1,434,562
4.000%, 08/01/32 . 1,705 1,705,109
5.000%, 08/01/32 . 1,000 1,001,570
5.000%, 10/01/36 . 2,925 3,221,050
5.000%, 12/01/39 . 5,545 5,707,770
1.100%, 08/01/40 . 855 855,000
5.000%, 08/01/42 . 2,725 2,876,740
5.000%, 02/01/43 . 3,190 3,363,284
5.000%, 08/01/43 . 1,875 1,923,638
5.250%, 04/01/44 . 1,625 1,714,856
5.000%, 08/01/44 . 750 785,620
1.150%, 12/01/47 . 2,365 2,365,000
City of Rochester (GO),
Series II
4.000%
07/29/27
..........
5,000 5,055,469
City of Watertown (GO)
4.000% 06/25/27
...
1,000 1,008,897
Dutchess County Local
Development Corp.
(RB), Series B
4.000%
07/01/34
..........
85 84,997

143
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
NEW YORK — (Continued)
Empire State Development
Corp. (RB)
5.000%, 03/15/27
ETM ............. 3,000 $ 3,045,290
5.000%, 03/15/32 . 1,935 1,958,482
4.000%, 03/15/34 . 4,090 4,160,790
5.000%, 03/15/35 . 3,785 4,033,084
5.000%, 03/15/45 . 2,510 2,563,603
Johnson City Central
School District (GO),
Series A
4.000%
07/09/27 (ST AID
WITHHLDG)
.......
1,835 1,853,958
Metropolitan
Transportation Authority
(RB), Series 2005-D1
1.150% 11/01/35
...
4,670 4,670,000
Monroe County Industrial
Development Corp.
(RB)
5.000% 12/01/26 425 427,105
New York City Industrial
Development Agency
(RB)
5.000%, 03/01/28
(AGM) ........... 300 309,887
5.000%, 01/01/29
(AGM) ........... 2,595 2,715,518
New York State Dormitory
Authority (RB)
5.000%, 03/15/32 . 7,420 7,664,836
5.000%, 02/15/33 . 3,900 3,905,677
5.000%, 03/15/34 . 1,670 1,736,110
4.000%, 07/01/35 . 1,560 1,563,871
5.000%, 03/15/36 . 4,515 4,558,215
5.000%, 02/15/37 . 1,400 1,401,727
5.000%, 03/15/37 . 7,565 7,766,290
5.000%, 03/15/37 . 130 146,270
5.000%, 02/15/38 . 2,075 2,077,417
5.000%, 03/15/38 . 3,660 3,750,409
5.000%, 03/15/38 . 2,330 2,443,425
5.000%, 03/15/39 . 1,905 1,964,549
4.000%, 03/15/39 . 3,100 3,035,232
5.000%, 02/15/41 . 8,140 8,430,636
5.000%, 03/15/41 . 4,360 4,483,706
5.000%, 03/15/42 . 6,920 7,060,728
5.000%, 03/15/43 . 7,920 8,179,543
5.000%, 03/15/44 . 2,200 2,334,200
5.000%, 03/15/45 . 1,145 1,206,803
New York State Thruway
Authority (RB)
5.000%, 03/15/29 . 1,045 1,103,631
5.000%, 09/15/37 . 10,000 11,103,877
Port Authority of New York
& New Jersey (RB)
4.000%, 12/01/26 . 810 813,951
5.000%, 12/01/37 . 245 270,011
Face
Amount
Value
(000)
NEW YORK — (Continued)
5.000%, 01/15/41 . 500 $ 544,280
5.000%, 07/15/41 . 3,290 3,537,251
Randolph Central School
District (GO)
4.000%
06/25/27 (ST AID
WITHHLDG)
.......
5,955 6,014,826
South Orangetown Central
School District (GO),
Series B
4.000%
08/05/26 (ST AID
WITHHLDG)
.......
2,000 2,000,134
Three Village Central
School District
Brookhaven &
Smithtown (GO)
4.000% 06/24/27 (ST
AID WITHHLDG)
...
4,000 4,033,030
Town of Colonie (GO)
4.000% 03/05/27
...
5,360 5,397,054
Town of Oyster Bay (GO)
5.000% 08/01/29
(AGM)
............
85 90,733
Triborough Bridge & Tunnel
Authority (RB)
5.000%, 11/15/28 . 4,030 4,213,793
5.000%, 11/15/29 . 500 535,447
5.000%, 11/15/36 . 835 943,258
5.000%, 11/15/38 . 1,725 1,743,838
5.000%, 11/15/43 . 1,040 1,059,575
5.000%, 11/15/44 . 350 373,710
TOTAL NEW YORK ....... 184,782,504
NORTH CAROLINA — (1.5%)
Cape Fear Public Utility
Authority (RB)
5.000%, 04/01/43 . 340 363,703
5.000%, 04/01/44 . 360 383,215
Charlotte-Mecklenburg
Hospital Authority (The)
(RB)
1.100%, 01/15/37 . 1,700 1,700,000
1.100%, 01/15/38 . 5,365 5,365,000
1.100%, 01/15/48 . 7,130 7,130,000
1.100%, 01/15/48 . 8,800 8,800,000
City of Charlotte (GO),
Series B
5.000%
07/01/37
..........
1,145 1,282,456
City of Charlotte Water &
Sewer System (RB)
5.000% 07/01/43
...
500 535,798
City of Durham Water &
Sewer Utility System
(RB)
5.000% 08/01/28 1,435 1,500,545
City of Fayetteville Public
Works Commission
(RB)
5.000% 03/01/39 2,250 2,413,085

144
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
NORTH CAROLINA
— (Continued)
City of Raleigh Combined
Enterprise System (RB)
5.000%, 12/01/27 . 415 $ 427,574
5.000%, 09/01/36 . 375 412,951
County of Durham (GO)
5.000%, 06/01/36 . 600 660,159
5.000%, 06/01/37 . 165 180,469
North Carolina Capital
Facilities Finance
Agency (RB)
4.000%
05/01/34
..........
80 81,076
North Carolina Medical
Care Commission
(RB), Series A
5.000%
06/01/42
..........
1,000 1,046,932
North Carolina Municipal
Power Agency No. 1
(RB)
5.000%, 01/01/31 . 835 899,853
5.000%, 01/01/32 . 375 396,656
State of North Carolina
(GO), Series C
5.000%
06/01/27
..........
1,430 1,458,255
State of North Carolina
(RB)
5.000% 03/01/33 350 365,211
TOTAL NORTH CAROLINA . 35,402,938
NORTH DAKOTA — (0.1%)
City of Fargo (GO), Series
H
4.000% 05/01/43
..
1,285 1,257,668
OHIO — (2.2%)
Akron Bath Copley Joint
Township Hospital
District (RB), Series A
5.000% 11/15/29
...
80 84,962
American Municipal Power,
Inc. (RB)
5.000%, 02/15/35 . 640 710,293
5.000%, 02/15/36 . 500 550,200
City of Columbus (GO)
5.000%, 10/01/35 . 945 1,067,319
5.000%, 10/01/36 . 885 992,041
5.000%, 08/15/41 . 500 538,366
City of Marysville OH
Wastewater Treatment
System (RB)
5.000%, 12/01/34
(BAM) ........... 320 356,086
5.000%, 12/01/36
(BAM) ........... 470 524,362
Cleveland State University
(RB), Series C
5.000%
06/01/35 (BAM)
....
830 913,053
Face
Amount
Value
(000)
OHIO — (Continued)
Columbus City School
District (GO), Series A
5.000% 12/01/26 (SD
CRED PROG)
......
380 $ 382,869
County of Allen Hospital
Facilities (RB)
5.000%, 12/01/26 . 1,325 1,333,436
5.000%, 08/01/29 . 830 853,170
1.150%, 06/01/34 . 8,665 8,665,000
5.000%, 11/01/41 . 1,000 1,053,662
County of Hamilton (RB)
5.000% 06/01/39
...
1,095 1,153,388
Ohio Higher Educational
Facility Commission (RB)
5.000%, 05/01/28 . 900 921,167
1.100%, 01/01/39 . 3,215 3,215,000
Ohio State University (The)
(RB), Series A
5.000%
12/01/26
..........
410 413,192
Olentangy Local School
District (GO)
5.000%
12/01/37
..........
2,370 2,641,564
State of Ohio (GO)
5.000%, 05/01/27 . 1,930 1,962,863
5.000%, 05/01/27 . 5,065 5,151,245
5.000%, 05/01/28 . 1,805 1,878,542
5.000%, 03/01/29 . 850 898,799
5.000%, 05/01/35 . 1,230 1,246,479
5.000%, 09/15/37 . 2,820 3,124,773
5.000%, 03/01/39 . 4,000 4,035,324
State of Ohio (RB)
5.000%, 01/01/32 . 1,750 1,899,020
5.000%, 01/01/32 . 2,340 2,398,504
5.000%, 01/01/33 . 3,255 3,331,984
TOTAL OHIO ............ 52,296,663
OKLAHOMA — (0.5%)
City of Oklahoma City (GO)
5.000% 03/01/36
...
1,690 1,866,138
Cleveland County
Educational Facilities
Authority (RB), Series A
5.000% 06/01/32
...
2,660 2,885,725
Cleveland County
Independent School
District No. 29 Norman
(GO)
4.000% 03/01/27 4,000 4,025,759
Garfield County
Educational Facilities
Authority (RB), Series A
5.000% 09/01/30
...
1,375 1,377,341
TOTAL OKLAHOMA ...... 10,154,963
OREGON — (1.5%)
City of Bend (GO)
5.000%
06/01/43
..........
3,615 3,879,028

145
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
OREGON — (Continued)
City of Eugene OR Electric
Utility System (RB)
5.000%, 08/01/29 . 3,930 $ 4,178,863
5.000%, 08/01/43 . 535 567,666
City of Hillsboro (GO)
5.000% 06/01/38
...
915 1,015,921
County of Multnomah (GO)
5.000% 06/01/29
...
1,060 1,080,511
Deschutes County Hospital
Facilities Authority (RB)
5.000% 01/01/32
...
125 131,299
Multnomah County School
District No. 1J Portland
(GO)
5.000%, 06/15/27
(SCH BD GTY) .... 610 622,254
5.000%, 06/15/36
(SCH BD GTY) .... 1,500 1,640,152
Oregon Health & Science
University (RB), Series
B
5.000% 07/01/33
..
1,345 1,346,205
Oregon State Facilities
Authority (RB), Series A
5.000% 06/01/32
...
500 500,318
Oregon State University
(RB)
5.000% 04/01/37 1,045 1,166,474
Port of Portland Airport
(RB), Series A
5.000%
07/01/29
..........
85 90,086
Portland Community
College District (GO)
5.000%, 06/15/27 . 2,080 2,081,862
5.000%, 06/15/33 . 1,240 1,241,376
State of Oregon (GO)
5.000%, 05/01/27 . 185 188,178
5.000%, 05/01/32 . 800 881,723
5.000%, 11/01/36 . 965 1,080,383
5.000%, 11/01/37 . 695 772,241
5.000%, 11/01/38 . 2,505 2,762,375
5.250%, 05/01/44 . 540 583,840
5.250%, 06/01/44 . 500 545,121
State of Oregon
Department of
Transportation (RB),
Series A
5.000%
11/15/41
..........
1,035 1,105,477
Tri-County Metropolitan
Transportation District
of Oregon (RB), Series
A
3.250% 10/01/34
..
50 47,845
Tualatin Valley Water
District (RB)
5.000%
06/01/43
..........
550 583,656
Face
Amount
Value
(000)
OREGON — (Continued)
Washington & Clackamas
Counties School District
No. 23J Tigard-Tualatin
(GO), Series 23-J
5.000% 06/15/31
(SCH BD GTY)
.....
1,100 $ 1,120,663
Washington & Multnomah
Counties School District
No. 48J Beaverton
(GO), Series C
5.000%
06/15/27 (SCH BD
GTY)
.............
1,395 1,423,506
TOTAL OREGON ........ 30,637,023
PENNSYLVANIA — (2.0%)
Allentown City School
District (GO)
5.000%
06/01/39 (BAM) (ST
AID WITHHLDG)
...
1,445 1,552,107
Chichester School District
(GO)
4.000% 09/15/28
(AGM) (ST AID
WITHHLDG)
.......
55 56,096
City of Philadelphia (GO),
Series A
5.000%
08/01/27
..........
2,055 2,100,103
Commonwealth of
Pennsylvania (GO)
4.000%, 09/15/32 . 1,480 1,479,975
4.000%, 03/01/38 . 3,765 3,740,454
County of Allegheny (GO),
Series C-83
5.000%
11/01/38
..........
1,595 1,754,851
County of Lackawanna
(GO), Series B
4.000%
09/01/30 (BAM)
....
200 202,390
County of Lehigh (RB)
5.000%, 07/01/29 . 1,530 1,604,461
5.000%, 08/15/36 . 1,485 1,621,925
Delaware River Port
Authority (RB), Series A
5.000% 01/01/35
...
205 213,475
East Stroudsburg Area
School District (GO),
Series AA
4.000%
09/01/27 (ST AID
WITHHLDG)
.......
50 50,048
General Authority
of Southcentral
Pennsylvania (RB),
Series A
5.000%
06/01/29
..........
4,130 4,348,484
Monroeville Finance
Authority (RB), Series B
5.000% 02/15/29
...
1,320 1,383,716

146
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
PENNSYLVANIA
— (Continued)
Pennsylvania Economic
Development Financing
Authority (RB), Series A
5.000% 12/15/45
...
3,000 $ 3,107,822
Pennsylvania Higher
Educational Facilities
Authority (RB)
5.000%, 08/15/28 . 500 521,480
5.000%, 08/15/29 . 150 158,998
Pennsylvania State
University (The) (RB),
Series B
4.000%
09/01/35
..........
1,260 1,260,233
Pennsylvania Turnpike
Commission (RB)
5.000%, 12/01/35 . 250 274,557
5.250%, 12/01/42 . 605 650,059
5.000%, 12/01/43 . 2,250 2,378,424
Philadelphia Authority for
Industrial Development
(RB), Series B-1
1.100% 07/01/54
...
6,715 6,715,000
Philadelphia Gas Works
Co. (RB), Series A
5.000% 08/01/28
(AGM)
............
55 57,359
Pittsburgh Water & Sewer
Authority (RB)
5.000%, 09/01/26
(AGM) ........... 1,950 1,953,287
5.000%, 09/01/26
(AGM) ........... 1,065 1,066,795
5.000%, 09/01/29 . 905 958,659
5.000%, 09/01/30 . 475 510,021
5.000%, 09/01/44
(AGM) ........... 1,000 1,067,156
Snyder County Higher
Education Authority
(RB)
5.000% 01/01/27 775 776,047
Southeastern Pennsylvania
Transportation Authority
(RB)
5.000% 06/01/28 355 361,428
Township of Lower Merion
(GO)
4.000%, 07/15/42 . 1,530 1,530,982
4.000%, 07/15/43 . 1,185 1,168,526
TOTAL PENNSYLVANIA ... 44,624,918
RHODE ISLAND — (0.4%)
State of Rhode Island (GO)
5.000%, 12/01/41 . 635 679,746
5.000%, 12/01/42 . 610 651,175
5.000%, 05/01/43 . 2,000 2,138,089
5.000%, 05/01/45 . 2,250 2,399,797
Face
Amount
Value
(000)
RHODE ISLAND
— (Continued)
Town of South Kingstown
(GO), Series B-1
4.000% 06/23/27
...
4,900 $ 4,953,658
TOTAL RHODE ISLAND ... 10,822,465
SOUTH CAROLINA — (0.8%)
Aiken County Consolidated
School District (GO)
5.000% 04/01/27
(SCSDE)
..........
905 918,744
Charleston County School
District (GO), Series
A
5.000% 05/06/27
(SCSDE)
..........
10,190 10,359,914
Greenville Health System
(RB), Series B
5.000%
05/01/29
..........
65 65,269
Orangeburg County School
District (GO)
5.000%
08/13/26 (SCSDE)
..
1,000 1,000,621
Piedmont Municipal Power
Agency (RB)
5.000%, 01/01/28 . 65 65,073
5.000%, 01/01/30 . 1,760 1,761,727
South Carolina Public
Service Authority (RB)
5.000%, 12/01/37 . 880 880,506
5.000%, 12/01/44 . 570 599,261
Spartanburg County
School District No 7
(GO), Series D
5.000%
03/01/44 (SCSDE)
..
1,385 1,413,900
Spartanburg Sanitary
Sewer District (RB)
4.000% 03/01/40
...
2,500 2,448,519
University of South
Carolina (RB), Series A
5.000% 05/01/29
...
780 824,275
TOTAL SOUTH CAROLINA . 20,337,809
TENNESSEE — (2.7%)
City of Knoxville Electric
System (RB)
5.000%, 07/01/28 . 795 828,640
5.000%, 07/01/29 . 855 907,195
City of Memphis (GO),
Series A
5.000%
10/01/43
..........
5,000 5,203,035
County of Knox (GO)
4.000% 06/01/38
...
1,510 1,520,523
County of Maury (GO)
5.000% 07/01/28
...
1,660 1,731,188
County of Sullivan (GO)
4.000% 05/01/41
...
4,560 4,447,247
County of Williamson (GO)
5.000%, 04/01/39 . 1,830 1,970,743

147
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TENNESSEE — (Continued)
5.000%, 04/01/40 . 4,725 $ 5,065,282
4.000%, 04/01/41 . 3,570 3,539,893
4.000%, 04/01/42 . 1,235 1,209,434
4.000%, 04/01/43 . 1,935 1,880,409
4.000%, 04/01/44 . 2,010 1,934,166
County of Wilson (GO)
5.000% 04/01/27
...
985 999,457
Greeneville Health &
Educational Facilities
Board (RB)
5.000%
07/01/30
..........
110 113,252
Knox County Health
Educational & Housing
Facility Board (RB),
Series A
5.000%
01/01/33
..........
100 100,610
Metropolitan Government
Nashville & Davidson
County Health &
Educational Facs Bd
(RB)
5.000%, 07/01/29 . 395 414,672
5.000%, 07/01/29 . 4,850 5,091,548
5.000%, 07/01/31 . 2,070 2,213,746
Metropolitan Government
of Nashville & Davidson
County (GO)
4.000%, 07/01/37 . 1,205 1,207,936
4.000%, 01/01/38 . 6,510 6,533,737
4.000%, 01/01/44 . 5,000 4,813,232
Metropolitan Government
of Nashville & Davidson
County Water & Sewer
(RB)
5.000% 07/01/35 5,155 5,733,403
State of Tennessee (GO)
5.000%, 08/01/27 . 1,000 1,002,908
5.000%, 09/01/27 . 1,100 1,128,338
TOTAL TENNESSEE ...... 59,590,594
TEXAS — (19.5%)
Alamo Community College
District (GO)
5.000%
02/15/30
..........
1,355 1,447,841
Aldine Independent School
District (GO)
5.000%
02/15/46 (PSF-GTD) 290 304,804
Allen Independent School
District (GO), Series
A
5.000% 02/15/36
(PSF-GTD)
........
1,250 1,389,700
Alvin Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 1,265 1,281,009
5.000%, 02/15/44
(PSF-GTD) ....... 450 472,315
Face
Amount
Value
(000)
TEXAS — (Continued)
Austin Community College
District (GO)
5.000%
08/01/26
..........
550 $ 550,000
Austin Independent School
District (GO)
5.000%, 08/01/27
(PSF-GTD) ....... 1,760 1,768,301
5.000%, 08/01/29 . 800 848,854
5.000%, 08/01/42
(PSF-GTD) ....... 1,100 1,158,698
5.000%, 08/01/43 . 1,120 1,175,678
Barbers Hill Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
105 110,498
Bexar County Hospital
District (GO)
5.000%
02/15/27
..........
1,505 1,522,364
Birdville Independent
School District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 1,165 1,178,557
5.000%, 02/15/28 . 565 585,464
5.000%, 02/15/29 . 570 598,436
5.000%, 02/15/30 . 625 665,876
Board of Regents of The
University of Texas
System
5.000%, 08/15/26 . 385 385,295
5.000%, 08/15/27 . 4,040 4,137,862
5.000%, 08/15/28 . 6,365 6,650,358
4.000%, 08/15/37 . 5,735 5,740,714
5.000%, 08/15/37 . 2,030 2,225,994
5.000%, 08/15/39 . 7,250 7,830,327
5.000%, 08/15/40 . 2,520 2,748,842
5.000%, 08/15/42 . 750 805,318
5.000%, 08/15/43 . 7,435 7,810,679
Boerne Independent
School District (GO)
5.000% 02/01/27
(PSF-GTD)
........
1,535 1,552,107
Brushy Creek Regional
Utility Authority, Inc.
(RB)
4.000% 08/01/32 270 270,000
Bryan Independent School
District (GO)
4.000%
02/15/30 (PSF-GTD) 1,700 1,752,403
Central Texas Regional
Mobility Authority (RB)
5.000%, 01/01/29 . 75 78,644
4.000%, 01/01/40 . 1,420 1,362,781
Central Texas Turnpike
System (RB), Series A
5.000% 08/15/39
...
1,450 1,500,190

148
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
City of Amarillo Waterworks
& Sewer System (RB)
5.000%, 04/01/28 . 635 $ 659,181
5.000%, 04/01/29 . 870 914,290
City of Austin (GO)
5.000%, 09/01/26 . 150 150,266
5.000%, 09/01/29 . 1,825 1,938,348
5.000%, 09/01/36 . 1,905 2,109,919
5.000%, 09/01/44 . 710 748,811
City of Austin Electric Utility
(RB)
5.000%, 11/15/27 . 455 468,293
5.000%, 11/15/43 . 815 862,572
5.000%, 11/15/44 . 1,220 1,284,310
City of Austin Water &
Wastewater System (RB)
5.000%, 11/15/29 . 630 671,172
5.000%, 11/15/31 . 865 869,585
5.000%, 11/15/41 . 1,060 1,115,801
5.000%, 11/15/45 . 2,150 2,267,270
City of Bryan Electric
System (RB)
5.000%
07/01/28 (AGM)
....
1,005 1,042,630
City of Cedar Park (GO)
5.000% 02/15/28
...
560 578,999
City of College Station (GO)
5.000%, 02/15/28 . 1,070 1,106,301
5.000%, 02/15/29 . 345 362,729
5.000%, 02/15/35 . 1,040 1,120,001
City of Corpus Christi (GO)
5.000%, 03/01/36 . 905 992,247
5.000%, 03/01/37 . 655 709,301
City of Dallas (GO)
5.000% 02/15/38
...
3,545 3,866,847
City of Dallas Hotel
Occupancy Tax (RB)
4.000% 08/15/27
...
1,175 1,175,766
City of Dallas Waterworks &
Sewer System (RB)
5.000%, 10/01/28 . 1,115 1,116,946
4.000%, 10/01/34 . 1,090 1,109,234
City of Denton (GO)
5.000% 02/15/29
...
2,435 2,555,869
City of El Paso (GO)
5.000%, 08/15/27 . 855 875,191
5.000%, 08/15/37 . 2,705 2,946,934
5.000%, 08/15/37 . 3,580 3,866,232
City of El Paso Water &
Sewer (RB)
5.000%, 03/01/27 . 695 704,201
5.000%, 03/01/45 . 735 763,600
City of Fort Worth (GO)
5.000%, 03/01/27 . 2,665 2,698,726
5.000%, 03/01/36 . 4,690 5,023,914
5.000%, 03/01/37 . 2,430 2,590,156
Face
Amount
Value
(000)
TEXAS — (Continued)
City of Garland Electric
Utility System (RB)
5.000% 03/01/37
(AGM)
............
240 $ 263,713
City of Grand Prairie (GO)
5.000%, 02/15/35 . 835 926,682
5.000%, 02/15/36 . 470 522,857
City of Greenville Electric
System (RB)
5.000%, 02/15/45
(BAM) ........... 1,000 1,038,974
5.000%, 02/15/46
(BAM) ........... 580 600,810
City of Houston (GO)
5.000%, 03/01/27 . 1,225 1,241,995
5.000%, 03/01/35 . 2,750 3,048,196
5.250%, 03/01/39 . 560 602,707
5.250%, 03/01/40 . 2,810 3,006,527
5.000%, 03/01/43 . 4,480 4,716,204
5.250%, 03/01/43 . 5,125 5,446,291
5.000%, 03/01/44 . 1,585 1,663,582
City of Houston Hotel
Occupancy Tax &
Special (RB), Series A
5.000% 09/01/39
...
3,225 3,477,924
City of Hutto (GO)
5.000%
08/01/43 (BAM)
....
805 845,018
City of Irving (GO)
5.000%
09/15/26
..........
1,010 1,012,756
City of Kyle (GO)
5.000%
08/15/44 (AGM)
....
575 596,946
City of Lancaster (GO)
5.000%, 02/15/45 . 795 830,799
5.000%, 02/15/46 . 1,190 1,238,598
City of Laredo Waterworks
& Sewer System (RB)
5.000%, 03/01/28 . 1,000 1,033,756
5.000%, 03/01/43 . 625 651,614
5.000%, 03/01/44 . 500 519,620
City of Leander (GO)
5.000%, 08/15/38 . 310 337,843
5.000%, 08/15/39 . 585 631,716
5.000%, 08/15/40 . 270 289,086
City of McKinney (GO),
Series A
5.000%
08/15/39
..........
2,230 2,435,810
City of Mesquite (GO)
5.000% 02/15/46
...
625 651,510
City of Mount Pleasant (GO)
5.000%, 05/15/39
(AGM) ........... 1,845 1,950,208
5.000%, 05/15/43
(AGM) ........... 2,090 2,174,545
City of Pearland (GO)
5.000% 03/01/28
...
1,545 1,599,335

149
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
City of Pflugerville (GO)
4.000%, 08/01/30 . 1,000 $ 1,023,377
4.000%, 08/01/31 . 1,940 1,940,733
5.000%, 08/01/36 . 1,665 1,781,210
5.000%, 08/01/40 . 855 904,306
5.000%, 08/01/41 . 900 948,547
City of Richardson (GO)
5.000%, 02/15/41 . 375 396,571
5.000%, 02/15/42 . 400 421,714
5.000%, 02/15/44 . 1,500 1,564,844
City of Round Rock (GO)
5.000% 08/15/39
...
1,890 2,045,411
City of San Antonio (GO)
5.000%, 08/01/26 . 2,235 2,235,000
City of San Antonio Electric
& Gas Systems (RB)
5.000%, 02/01/27 . 5,050 5,107,528
4.000%, 02/01/27 . 2,080 2,093,545
5.000%, 02/01/35 . 950 963,935
5.000%, 02/01/37 . 5,910 6,506,918
5.000%, 02/01/43 . 795 836,890
5.000%, 02/01/44 . 200 209,628
City of San Antonio Tx
Electric Gas Systems
(RB), Series A
5.250%
02/01/44
..........
1,265 1,349,760
City of Seguin (GO)
5.000% 09/01/42
...
2,000 2,091,105
City of Sherman (GO)
5.000% 08/15/43
...
2,580 2,699,352
City of Taylor (GO), Series
A
5.000% 08/15/38
..
1,465 1,545,632
City of Temple (GO)
5.000%, 08/01/27 . 210 214,842
5.000%, 08/01/42 . 2,560 2,711,464
City of Waco (GO)
5.000%, 02/01/43 . 925 978,313
5.000%, 02/01/44 . 715 752,769
Clear Lake City Water
Authority (GO)
5.000%
03/01/27
..........
335 338,933
Comal Independent School
District (GO)
5.000%
02/01/28 (PSF-GTD) 510 527,952
Conroe Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
4,500 4,761,061
Coppell Independent
School District (GO)
5.000% 08/15/29
(PSF-GTD)
........
330 350,030
Face
Amount
Value
(000)
TEXAS — (Continued)
Corpus Christi Independent
School District (GO)
5.000% 08/15/40
(PSF-GTD)
........
1,250 $ 1,338,138
County of Bexar (GO)
5.000% 06/15/43
...
1,985 2,081,928
County of Bexar (RB)
5.000% 08/15/27
...
340 347,889
County of Collin (GO)
5.000%, 02/15/29 . 1,065 1,121,864
5.000%, 02/15/37 . 2,895 3,217,720
County of Dallas (GO)
5.000% 08/15/37
...
1,595 1,779,023
County of Denton (GO)
5.000%, 07/15/28 . 575 600,392
5.000%, 07/15/41 . 460 491,816
5.000%, 07/15/42 . 530 564,970
County of Ector (GO)
5.000% 02/15/44
...
3,000 3,150,543
County of El Paso (GO)
5.000% 02/15/37
...
350 380,959
County of Fort Bend Toll
Road (RB)
5.000%
03/01/42 (AGM)
....
500 527,258
County of Harris (GO)
5.000%, 09/15/26 . 2,825 2,832,338
5.000%, 09/15/28 . 4,430 4,627,073
5.000%, 09/15/28 . 1,490 1,555,935
5.000%, 10/01/29 . 1,125 1,195,661
5.000%, 09/15/42 . 1,460 1,535,784
5.000%, 09/15/42 . 2,000 2,114,717
County of Hays (GO)
5.000% 02/15/36
...
860 950,706
County of Hidalgo (GO)
5.000% 08/15/27
...
380 388,230
County of Midland (GO)
5.000% 02/15/42
...
3,890 4,083,556
County of Montgomery
(GO), Series A
5.000%
03/01/27
..........
880 891,802
County of Travis (GO)
4.000% 03/01/42
...
2,205 2,085,771
County of Williamson (GO)
5.000%, 02/15/27 . 6,465 6,547,508
5.000%, 02/15/30 . 2,630 2,759,751
5.000%, 02/15/42 . 2,250 2,382,379
Crowley Independent
School District (GO)
5.000% 02/01/37
(PSF-GTD)
........
845 914,163
Cypress-Fairbanks
Independent School
District (GO)
5.000%, 02/15/28
(PSF-GTD) ....... 670 692,628

150
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
5.000%, 02/15/37
(PSF-GTD) ....... 1,000 $ 1,123,125
Dallas College (GO)
5.000% 02/15/29
...
2,070 2,181,562
Dallas Fort Worth
International Airport
(RB)
5.000% 11/01/30 350 377,274
Dallas Independent School
District (GO)
5.000%, 02/15/29
(PSF-GTD) ....... 1,220 1,287,227
5.000%, 02/15/41
(PSF-GTD) ....... 2,925 3,085,223
Decatur Independent
School District (GO)
5.000% 02/15/37
(PSF-GTD)
........
1,000 1,107,277
Del Mar College District
(GO)
5.000% 08/15/39 185 200,633
Denton Independent
School District (GO),
Series C
5.000%
08/15/36 (PSF-GTD) 750 833,745
DeSoto Independent
School District (GO)
5.000% 08/15/26
(PSF-GTD)
........
310 310,220
Dripping Springs
Independent School
District (GO)
5.000%
02/15/38 (PSF-GTD) 435 470,672
Eagle Mountain & Saginaw
Independent School
District (GO)
5.000%, 08/15/27
(PSF-GTD) ....... 1,275 1,306,556
5.000%, 08/15/42
(PSF-GTD) ....... 715 764,828
East Central Independent
School District (GO)
4.000% 08/15/41
(PSF-GTD)
........
1,030 999,645
El Paso County Hospital
District (GO)
5.000%, 02/15/27
(AGM) ........... 635 641,645
5.000%, 08/15/40
(AGM) ........... 1,390 1,462,274
El Paso Independent
School District (GO)
5.000% 08/15/26
(PSF-GTD)
........
1,365 1,365,999
Forney Independent
School District (GO)
5.000% 08/15/27
(PSF-GTD)
........
1,000 1,023,821
Face
Amount
Value
(000)
TEXAS — (Continued)
Fort Bend Independent
School District (GO),
Series A
5.000%
08/15/26 (PSF-GTD) 1,210 $ 1,210,878
Fort Worth Independent
School District (GO),
Series A
5.000%
02/15/32 (PSF-GTD) 2,090 2,185,554
Frisco Independent School
District (GO)
4.000%, 02/15/28
(PSF-GTD) ....... 3,760 3,834,320
5.000%, 02/15/28
(PSF-GTD) ....... 445 460,437
5.000%, 02/15/34
(PSF-GTD) ....... 3,185 3,536,299
Galveston Independent
School District (GO)
5.000%, 02/01/27
(PSF-GTD) ....... 420 424,888
Goose Creek Consolidated
Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 360 364,441
5.000%, 02/15/28
(PSF-GTD) ....... 1,250 1,291,645
Grand Prairie Independent
School District (GO),
Series A
5.000%
02/15/27 (PSF-GTD) 7,570 7,659,754
Greater Texoma Utility
Authority (RB)
5.000%, 10/01/42
(BAM) ........... 2,525 2,616,843
5.000%, 10/01/43
(BAM) ........... 5,630 5,817,548
Greenville Independent
School District (GO)
5.000% 02/15/27
(PSF-GTD)
........
380 384,890
Gulf Coast Authority (RB)
5.000%, 10/01/29 . 1,250 1,319,213
5.000%, 10/01/35 . 1,605 1,763,368
Harris County Cultural
Education Facilities
Finance Corp. (RB)
5.000%, 11/15/26 . 105 105,137
5.000%, 05/15/27 . 770 781,869
5.000%, 05/15/28 . 325 336,219
5.000%, 07/01/28 . 550 571,936
5.000%, 12/01/29 . 2,160 2,290,511
5.000%, 12/01/36 . 5,515 6,082,435
3.000%, 10/01/40 . 245 203,466

151
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
Harris County Flood
Control District (GO),
Series A
5.000%
10/01/27
..........
1,845 $ 1,893,303
Hays Consolidated
Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 470 475,873
5.000%, 02/15/35
(PSF-GTD) ....... 550 615,185
Houston City College (GO)
5.000%, 02/15/28 . 1,615 1,669,520
5.000%, 02/15/35 . 1,975 2,047,590
Hurst-Euless-Bedford
Independent School
District (GO)
5.000%
08/15/43 (PSF-GTD) 3,450 3,670,507
Hutto Independent School
District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 210 210,000
5.000%, 08/01/27
(PSF-GTD) ....... 205 209,686
Katy Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 380 384,465
5.000%, 02/15/30
(PSF-GTD) ....... 2,860 2,890,951
Lamar Consolidated
Independent School
District (GO)
5.000%, 02/15/30 . 1,145 1,215,937
5.000%, 02/15/45
(PSF-GTD) ....... 2,500 2,641,637
Lewisville Independent
School District (GO)
5.000% 08/15/43
(PSF-GTD)
........
1,000 1,058,993
Lower Colorado River
Authority (RB)
5.000%, 05/15/29 . 1,830 1,927,637
5.000%, 05/15/32
(AGM) ........... 670 721,564
5.000%, 05/15/33 . 2,160 2,251,902
5.000%, 05/15/38 . 500 542,071
5.000%, 05/15/41 . 275 285,423
5.000%, 05/15/42
(AGM) ........... 1,300 1,367,476
Marble Falls Independent
School District (GO)
5.000% 02/15/28
(PSF-GTD)
........
1,410 1,460,421
Face
Amount
Value
(000)
TEXAS — (Continued)
McKinney Independent
School District (GO)
5.000% 02/15/27
(PSF-GTD)
........
500 $ 505,322
Midlothian Independent
School District (GO)
5.000% 02/15/27
(PSF-GTD)
........
965 977,367
North East Texas Regional
Mobility Authority (RB),
Series A
5.000%
01/01/35
..........
625 683,323
North Texas Municipal
Water District Water
System (RB)
5.000%
09/01/26
..........
1,405 1,407,538
North Texas Tollway
Authority (RB)
5.000%, 01/01/27 . 1,125 1,135,014
5.000%, 01/01/39 . 3,020 3,068,193
4.125%, 01/01/40 . 4,250 4,146,134
Northside Independent
School District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 500 500,000
5.000%, 08/15/37
(PSF-GTD) ....... 2,570 2,839,829
Northwest Independent
School District (GO)
5.000%, 02/15/36
(PSF-GTD) ....... 505 564,463
5.000%, 02/15/38
(PSF-GTD) ....... 3,335 3,549,170
Pearland Independent
School District (GO)
5.000%, 02/15/35
(PSF-GTD) ....... 195 218,111
5.000%, 02/15/36
(PSF-GTD) ....... 245 272,572
Permanent University Fund
- University of Texas
System (RB), Series B
5.000% 07/01/43
...
1,000 1,062,340
Pflugerville Independent
School District (GO),
Series A
5.000%
02/15/41
..........
1,025 1,078,932
Plano Independent School
District (GO)
5.000%
02/15/29
..........
2,255 2,373,140
Prosper Independent
School District (GO),
Series A
5.000%
02/15/44 (PSF-GTD) 1,525 1,609,103

152
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
Red Oak Independent
School District (GO)
5.000%, 02/15/36
(PSF-GTD) ....... 940 $ 1,053,109
5.000%, 02/15/37
(PSF-GTD) ....... 1,245 1,387,139
Richardson Independent
School District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 690 698,732
5.000%, 02/15/29
(PSF-GTD) ....... 390 410,512
Round Rock Independent
School District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 660 660,000
5.000%, 08/01/29
(PSF-GTD) ....... 2,420 2,565,373
San Antonio Independent
School District (GO)
5.000%, 08/15/26
(PSF-GTD) ....... 1,200 1,200,944
5.000%, 08/15/27
(PSF-GTD) ....... 945 968,486
5.000%, 08/15/28
(PSF-GTD) ....... 1,795 1,874,060
5.000%, 08/15/28
(PSF-GTD) ....... 2,855 2,980,747
5.000%, 08/15/29
(PSF-GTD) ....... 540 572,937
4.000%, 08/15/43
(PSF-GTD) ....... 1,500 1,439,202
Sherman Independent
School District (GO),
Series B
5.000%
02/15/42 (PSF-GTD) 1,000 1,051,380
Splendora Independent
School District (GO)
5.000% 02/15/43
(PSF-GTD)
........
900 943,324
Springtown Independent
School District (GO)
5.000% 02/15/38
(PSF-GTD)
........
1,425 1,555,220
Stanton Independent
School District (GO)
5.000% 02/15/38
(PSF-GTD)
........
1,150 1,237,244
State of Texas (GO)
5.000%, 10/01/26 . 1,610 1,613,822
5.000%, 10/01/31 . 1,730 1,768,238
5.000%, 10/01/32 . 2,700 2,756,107
5.000%, 02/01/35 . 3,635 4,074,115
5.000%, 08/01/35 . 2,390 2,684,531
5.000%, 10/01/35 . 1,665 1,871,010
Face
Amount
Value
(000)
TEXAS — (Continued)
Sulphur Springs
Independent School
District (GO)
5.000%
02/15/44 (PSF-GTD) 970 $ 1,016,825
Tarrant County College
District (GO)
5.000%
08/15/26
..........
1,385 1,386,071
Tarrant County Cultural
Education Facilities
Finance Corp. (RB)
5.000%, 07/01/28 . 315 327,086
5.000%, 11/15/28 . 965 1,011,314
5.000%, 10/01/39 . 565 602,778
5.000%, 12/01/44 . 1,000 1,047,954
Temple Independent School
District (GO)
5.000%, 02/01/27
(PSF-GTD) ....... 820 829,422
5.000%, 02/01/39
(PSF-GTD) ....... 715 776,980
5.000%, 02/01/43
(PSF-GTD) ....... 1,590 1,683,803
Texas A&M University
(RB), Series A
5.000%
05/15/36
..........
2,670 2,969,813
Texas City Independent
School District (GO)
5.000% 08/15/39
(PSF-GTD)
........
1,700 1,800,047
Texas Department of
Transportation State
Highway Fund (RB)
5.000%, 04/01/29 . 1,000 1,058,421
5.000%, 10/01/29 . 1,100 1,103,811
Texas State Technical
College (RB)
5.000%
08/01/29 (AGM)
....
890 942,466
Texas State University
System (RB), Series A
5.000% 03/15/46
...
1,250 1,312,418
Texas Tech University
System (RB)
5.000%, 02/15/42 . 470 501,469
5.000%, 02/15/45 . 1,030 1,084,863
Texas Transportation
Commission (GO)
5.000%, 04/01/43 . 535 565,803
5.000%, 04/01/46 . 750 791,532
Tomball Independent
School District (GO)
5.000% 02/15/29
(PSF-GTD)
........
635 668,716
Town of Flower Mound
(GO)
5.000%, 03/01/36 . 3,105 3,435,355
5.000%, 03/01/37 . 2,395 2,629,091

153
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
Trinity River Authority
Central Regional
Wastewater System
(RB)
5.000% 08/01/29 635 $ 672,653
University of Houston
(RB), Series A
5.000%
02/15/30
..........
9,000 9,620,797
Upper Trinity Regional
Water District (RB)
5.000%, 08/01/26
(BAM) ........... 440 440,000
5.000%, 08/01/31
(BAM) ........... 260 280,573
Waco Independent School
District (GO)
5.000%
08/15/26 (PSF-GTD) 250 250,187
Washington County Junior
College District (RB)
5.000% 10/01/29
(AGM)
............
1,700 1,787,836
Waxahachie Independent
School District (GO)
5.000% 02/15/27
(PSF-GTD)
........
660 668,282
Weatherford Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
605 638,597
West Travis County Public
Utility Agency (RB)
6.500% 08/15/26
(AGM)
............
435 435,499
TOTAL TEXAS ........... 444,013,808
UTAH — (0.2%)
Central Valley Water
Reclamation Facility
(RB), Series C
4.000%
03/01/40
..........
4,770 4,676,614
VERMONT — (0.0%)
State of Vermont (GO),
Series A
5.000%
08/15/27
..........
100 102,412
VIRGINIA — (2.7%)
City of Alexandria (GO)
4.000%, 12/15/39 . 1,685 1,687,949
4.000%, 12/15/40 . 2,485 2,468,106
City of Manassas (GO)
4.000%, 01/01/42
(ST AID WITHHLDG) 1,075 1,055,033
4.000%, 01/01/43
(ST AID WITHHLDG) 2,305 2,258,827
4.000%, 01/01/44
(ST AID WITHHLDG) 1,120 1,092,314
Face
Amount
Value
(000)
VIRGINIA — (Continued)
City of Newport News
(GO), Series A
5.000%
08/01/29
..........
895 $ 913,988
City of Norfolk (GO)
5.000%, 09/01/26
(ST AID WITHHLDG) 7,530 7,543,472
5.000%, 09/01/27
(ST AID WITHHLDG) 1,185 1,214,877
5.000%, 09/01/36
(ST AID WITHHLDG) 225 244,873
City of Richmond (GO),
Series A
5.000%
03/01/30 (ST AID
WITHHLDG)
.......
1,260 1,302,939
City of Richmond VA
Public Utility (RB),
Series B
5.000%
01/15/37
..........
500 560,878
City of Virginia Beach
(GO), Series B
4.000%
02/01/42 (ST AID
WITHHLDG)
.......
5,315 5,225,758
Commonwealth of Virginia
(GO), Series A
5.000%
06/01/27
..........
880 881,533
County of Chesterfield
(GO), Series A
5.000%
01/01/38
..........
4,010 4,463,817
County of Fairfax (GO)
4.000%, 10/01/29
(ST AID WITHHLDG) 10,505 10,894,188
4.000%, 10/01/32
(ST AID WITHHLDG) 3,140 3,157,449
4.000%, 10/01/42
(ST AID WITHHLDG) 6,535 6,376,527
4.000%, 10/01/43
(ST AID WITHHLDG) 2,500 2,431,274
County of Henrico (GO),
Series A
4.000%
08/01/41
..........
1,950 1,951,889
County of Loudoun (GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 295 297,276
5.000%, 12/01/26
(ST AID WITHHLDG) 305 307,353
5.000%, 12/01/28
(ST AID WITHHLDG) 4,500 4,740,535
Lynchburg Economic
Development Authority
(RB)
5.250% 01/01/46 500 524,707
TOTAL VIRGINIA ......... 61,595,562

154
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
WASHINGTON — (6.4%)
Auburn School District No.
408 of King & Pierce
Counties (GO)
5.000%
12/01/26 (SCH BD
GTY)
.............
2,350 $ 2,367,682
City of Seattle (GO)
5.000% 05/01/43
...
1,355 1,451,621
City of Seattle Drainage
& Wastewater (RB)
5.000% 09/01/29
...
1,495 1,592,716
City of Seattle Municipal
Light & Power (RB),
Series C
5.000%
09/01/29
..........
3,790 3,882,665
City of Seattle Municipal
Light Power (RB),
Series A
5.000%
08/01/29
..........
2,000 2,127,240
County of King (GO)
5.000%, 06/01/29 . 685 726,436
5.000%, 12/01/38 . 2,485 2,748,582
County of Spokane (GO)
5.000%, 12/01/28 . 615 646,164
5.000%, 12/01/36 . 305 341,014
5.000%, 12/01/37 . 230 255,024
County of Thurston (GO)
5.000% 12/01/43
...
2,340 2,465,867
Energy Northwest (RB)
5.000%, 07/01/28 . 12,380 12,729,734
5.000%, 07/01/36 . 1,595 1,663,681
5.000%, 07/01/37 . 1,750 1,896,000
5.000%, 07/01/39 . 2,525 2,639,321
5.000%, 07/01/40 . 2,935 3,089,906
5.000%, 07/01/41 . 2,275 2,384,835
5.000%, 07/01/41 . 500 537,713
4.000%, 07/01/42 . 1,360 1,327,496
Franklin County School
District No. 1 Pasco
(GO), Series 1
5.000%
12/01/35 (SCH BD
GTY)
.............
1,130 1,233,553
King & Snohomish
Counties School District
No. 417 Northshore
(GO)
5.000% 12/01/34
(SCH BD GTY)
.....
1,665 1,872,137
King County Public
Hospital District No. 2
(GO)
5.000% 12/01/29 350 370,488
King County School District
No. 401 Highline (GO)
5.000%, 12/01/41
(SCH BD GTY) .... 1,785 1,894,697
5.000%, 12/01/45
(SCH BD GTY) .... 500 531,368
Face
Amount
Value
(000)
WASHINGTON
— (Continued)
King County School District
No. 405 Bellevue (GO)
5.000% 12/01/45
(SCH BD GTY)
.....
5,000 $ 5,331,483
King County School District
No. 406 Tukwila (GO)
5.000%, 12/01/28
(SCH BD GTY) .... 795 832,534
5.000%, 12/01/29
(SCH BD GTY) .... 855 907,273
Kitsap County School
District No. 401 Central
Kitsap (GO)
4.000%
12/01/27 (SCH BD
GTY)
.............
1,250 1,270,402
Pierce County School
District No. 10 Tacoma
(GO), Series B
4.000%
12/01/37 (SCH BD
GTY)
.............
4,780 4,721,939
Pierce County School
District No. 3 Puyallup
(GO)
5.000% 12/01/31
(SCH BD GTY)
.....
4,610 4,691,581
Pierce County School
District No. 403 Bethel
(GO)
5.000% 12/01/42
(SCH BD GTY)
.....
2,000 2,134,695
Snohomish County Public
Utility District No. 1
Electric System (RB),
Series A
5.000%
12/01/36
..........
1,630 1,822,467
Snohomish County
School District No. 201
Snohomish (GO)
5.000%, 12/01/26
(SCH BD GTY) .... 780 785,895
4.000%, 12/01/26
(SCH BD GTY) .... 480 482,075
5.000%, 12/01/27
(SCH BD GTY) .... 855 881,042
Spokane County School
District No. 81 Spokane
(GO)
4.000% 12/01/43
(SCH BD GTY)
.....
1,895 1,858,565
State of Washington (GO)
4.000%, 07/01/27 . 1,350 1,366,795
5.000%, 08/01/28 . 1,500 1,568,246
5.000%, 08/01/30 . 3,020 3,256,972
5.000%, 08/01/31 . 1,355 1,355,000
5.000%, 08/01/37 . 3,690 4,092,164
5.000%, 07/01/38 . 3,675 4,063,481
5.000%, 08/01/38 . 8,000 8,809,011
5.000%, 08/01/38 . 3,345 3,615,169

155
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
WASHINGTON
— (Continued)
5.000%, 02/01/39 . 1,490 $ 1,534,440
5.000%, 07/01/39 . 2,580 2,804,155
5.000%, 08/01/39 . 4,260 4,456,931
5.000%, 08/01/39 . 3,075 3,301,109
5.000%, 08/01/41 . 5,000 5,069,364
5.000%, 02/01/42 . 760 765,064
5.000%, 08/01/42 . 1,250 1,285,646
5.000%, 02/01/43 . 1,055 1,089,662
5.000%, 02/01/44 . 1,675 1,733,774
5.000%, 06/01/44 . 1,415 1,452,704
University of Washington
(RB)
5.000% 12/01/28 425 446,458
Washington Health Care
Facilities Authority (RB)
5.000%, 08/01/26 . 200 200,000
5.000%, 08/15/34 . 1,080 1,097,871
5.000%, 08/15/35 . 1,500 1,523,270
5.000%, 10/01/35 . 8,035 8,764,114
5.000%, 03/01/40 . 1,355 1,434,031
5.000%, 09/01/40 . 300 315,067
Whatcom County School
District No. 501
Bellingham (GO)
4.000% 12/01/38
(SCH BD GTY)
.....
3,605 3,557,315
TOTAL WASHINGTON .... 145,453,704
WEST VIRGINIA — (0.3%)
State of West Virginia (GO)
5.000%, 12/01/39 . 2,045 2,158,881
5.000%, 06/01/41 . 1,480 1,512,462
5.000%, 12/01/41 . 1,000 1,033,265
West Virginia Hospital
Finance Authority (RB)
5.000%, 06/01/37 . 230 245,117
5.250%, 06/01/42 . 1,000 1,064,138
TOTAL WEST VIRGINIA ... 6,013,863
WISCONSIN — (3.4%)
City of Madison (GO)
5.000%, 10/01/26 . 6,315 6,337,893
5.000%, 10/01/26 . 950 953,444
City of Milwaukee (GO)
5.000%, 04/01/27 . 455 460,946
5.000%, 04/01/28 . 2,790 2,879,529
4.000%, 04/01/28 . 140 140,090
5.000%, 04/01/29
(AGM) ........... 1,355 1,421,674
City of Milwaukee WI
Sewerage System (RB)
5.000%, 06/01/28 . 485 502,031
5.000%, 06/01/29 . 1,750 1,834,434
City of Racine (GO)
4.500% 03/15/27
...
1,205 1,206,242
Face
Amount
Value
(000)
WISCONSIN — (Continued)
Madison Metropolitan
School District (GO)
5.000%, 03/01/30 . 3,690 $ 3,948,085
5.000%, 03/01/42 . 600 638,567
Milwaukee Metropolitan
Sewerage District
(GO), Series H
5.000%
10/01/34
..........
635 712,367
Platteville School District
(GO)
5.000%, 03/01/30 . 805 855,389
5.000%, 03/01/31 . 1,230 1,312,977
Racine Unified School
District (GO)
5.000%, 04/01/44 . 1,170 1,224,937
5.000%, 04/01/45 . 1,780 1,856,268
State of Wisconsin (GO)
5.000%, 11/01/26 . 1,615 1,624,256
5.000%, 05/01/27 . 4,975 5,062,676
5.000%, 05/01/29 . 3,175 3,359,915
5.000%, 05/01/31 . 9,185 10,004,360
5.000%, 05/01/31 . 3,040 3,256,548
5.000%, 05/01/37 . 2,370 2,549,978
5.000%, 05/01/37 . 840 913,125
5.000%, 05/01/38 . 3,095 3,337,762
4.000%, 05/01/38 . 2,945 2,939,267
5.000%, 05/01/38 . 5,000 5,518,981
4.000%, 05/01/40 . 660 646,737
4.000%, 05/01/41 . 3,195 3,121,343
5.000%, 05/01/41 . 5,435 5,773,470
Village of Germantown
(GO), Series E
5.000%
03/01/30
..........
1,670 1,779,196
Wisconsin Department of
Transportation (RB),
Series A
5.000%
07/01/43
..........
2,700 2,864,567
Wisconsin Health &
Educational Facilities
Authority (RB), Series A
5.000% 08/15/32
...
360 360,487
TOTAL WISCONSIN ...... 79,397,541
TOTAL MUNICIPAL BONDS 2,258,675,141
COMMERCIAL PAPER  — (0.0%)
County of Harris
2.470%, 08/12/26 ...... 717 716,983
TOTAL COMMERCIAL
PAPER ................. 716,983
Shares Value
MONEY MARKET
FUNDS  — (0.1%)
BlackRock Liquidity Funds
MuniCash
(r) 2.284%, ............. 2,413,140 2,413,381

156
Dimensional National Municipal Bond ETF
continued
Shares Value
TOTAL INVESTMENTS
— (100.0%)
(Cost $2,281,807,741) ..... $ 2,261,805,505
¤ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(r) Rate disclosed is the seven day yield as of July 31, 2026.
AGM Assured Guaranty Municipal Corporation
BAM Build America Mutual
BAM-TCRS Build America Mutual – Transferable Custodial Receipts
CNTY GTD County Guaranteed
COP Certificate of Participation
ETM Escrowed to Maturity
GO General Obligation
NATL National Reinsurance Corp.
PSF-GTD Public School Fund Guarantee
Q-SBLF School Bond Qualification and Loan Program
RB Revenue Bond
RN Revenue Note
SCH BD GTY School Board Guarantee
SCSDE South Carolina State Department of Education
SD CRED PROG School District Credit Program
ST Special Tax
ST AID DIR DEP State Aid Direct Deposit
ST AID WITHHLDG State Aid Withholding
ST APPROP State Appropriations
ST INTERCEPT State Intercept
TA Tax Allocation
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds .................. $ — $ 2,258,675,141 $ — $ 2,258,675,141
Commercial Paper ................ — 716,983 — 716,983
Money Market Funds .............. 2,413,381 — — 2,413,381
Total Investments .................
$2,413,381 $2,259,392,124 $— $2,261,805,505

157
Dimensional California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Face
Amount
Value
(000)
MUNICIPAL BONDS — (97.4%)
CALIFORNIA — (97.4%)
Alameda Corridor
Transportation Authority
(RB), Series A
5.000%
10/01/43 (AGM)
....
500 $ 534,167
Alameda Unified School
District-Alameda County
(GO), Series 2022-B
5.000% 08/01/43
...
200 213,930
Alum Rock Union
Elementary School
District (GO)
5.000%
08/01/42 (BAM)
....
300 321,205
Anaheim Housing & Public
Improvements Authority
(RB)
5.000%, 10/01/26 . 1,200 1,204,671
5.000%, 10/01/26 . 230 230,895
5.000%, 10/01/29 . 3,560 3,651,410
5.000%, 10/01/29 . 800 820,542
5.000%, 10/01/32 . 880 949,105
Antelope Valley Union High
School District (GO)
5.000%, 08/01/26 . 750 750,000
5.000%, 08/01/27 . 465 477,387
Arcadia Unified School
District (GO)
4.000%
08/01/40
..........
1,000 973,336
Atascadero Unified School
District (GO), Series A
5.000% 08/01/27
...
250 256,436
Bay Area Toll Authority (RB)
0.650%, 04/01/55 . 245 245,000
0.600%, 04/01/55 . 6,830 6,830,000
Beaumont Public
Improvement Authority
(RB)
5.000%, 09/01/29 . 300 321,185
5.000%, 09/01/30 . 305 332,029
Belmont-Redwood Shores
School District (GO)
5.000%, 08/01/26 . 420 420,000
5.000%, 08/01/40 . 760 851,578
Burbank Unified School
District (GO)
5.000%, 08/01/27 . 650 666,862
5.000%, 08/01/29 . 1,135 1,215,042
California Educational
Facilities Authority
(RB), Series A
5.000%
04/01/44
..........
300 321,674
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
California Health Facilities
Financing Authority (RB)
5.000%, 11/01/27 . 2,345 $ 2,419,651
5.000%, 02/01/28 . 185 192,062
5.000%, 12/01/28 . 550 571,807
5.000%, 11/15/30 . 1,330 1,336,143
5.000%, 11/15/31 . 1,275 1,281,883
5.000%, 08/15/32 . 1,920 1,921,516
5.000%, 08/15/33 . 1,045 1,177,918
5.000%, 08/15/35 . 700 799,025
4.000%, 08/15/36 . 1,100 1,099,955
4.000%, 04/01/38 . 425 420,026
5.000%, 08/15/39 . 525 579,411
0.600%, 03/01/41 . 2,025 2,025,000
5.000%, 08/15/41 . 515 549,638
5.000%, 12/01/41 . 500 531,443
5.000%, 08/15/43 . 2,500 2,706,195
5.000%, 11/01/43 . 355 379,984
5.000%, 11/15/43 . 4,665 4,978,565
5.000%, 12/01/43 . 1,250 1,320,944
¤ 5.000%, 11/15/46
(Pre-refunded @ $100
11/15/26) ......... 910 916,182
California Infrastructure &
Economic Development
Bank (RB)
5.000%
10/01/28
..........
985 1,001,871
California Public Finance
Authority (RB)
5.000%, 06/01/28 . 180 185,646
0.700%, 08/01/54 . 555 555,000
California State Public
Works Board (RB)
5.000%, 09/01/26 . 490 490,952
5.000%, 08/01/27 . 1,200 1,230,305
5.000%, 09/01/28 . 2,000 2,096,326
5.000%, 12/01/28 . 1,115 1,174,134
5.000%, 11/01/30 . 1,340 1,347,169
4.000%, 11/01/30 . 400 400,669
4.000%, 11/01/31 . 1,820 1,822,214
4.000%, 04/01/33 . 1,615 1,615,583
5.000%, 11/01/33 . 2,015 2,141,994
5.000%, 05/01/34 . 1,055 1,157,393
5.000%, 08/01/35 . 300 325,041
5.000%, 11/01/37 . 1,400 1,549,535
5.000%, 09/01/39 . 3,425 3,731,234
5.000%, 09/01/39 . 445 488,943
5.000%, 11/01/41 . 750 805,230
5.000%, 11/01/42 . 755 820,725
4.500%, 11/01/43 . 1,785 1,802,881
5.000%, 11/01/43 . 2,000 2,163,387

158
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 04/01/44 . 2,185 $ 2,326,969
California State University
(RB)
5.000%, 11/01/26 . 1,195 1,202,499
5.000%, 11/01/27 . 2,985 3,077,047
5.000%, 11/01/28 . 2,660 2,800,955
5.000%, 11/01/29 . 3,000 3,216,442
5.000%, 11/01/30 . 3,980 4,004,597
5.000%, 11/01/31 . 655 655,337
4.000%, 11/01/35 . 1,465 1,465,433
4.000%, 11/01/36 . 40 40,001
California Statewide
Communities
Development Authority
(RB)
5.000%, 12/01/26 . 185 186,440
5.000%, 12/01/43 . 2,255 2,391,483
Calleguas Municipal Water
District (RB), Series A
5.000% 07/01/40
...
350 384,233
Campbell Union High
School District (GO)
5.000%, 08/01/37 . 945 1,091,053
4.000%, 08/01/37 . 500 500,000
Campbell Union School
District (GO)
4.000%
08/01/43
..........
1,500 1,500,343
Carlsbad Unified School
District (GO)
5.000%, 08/01/26 . 40 40,000
5.000%, 08/01/40 . 310 343,728
4.000%, 08/01/44 . 1,200 1,182,743
Cerritos Community
College District (GO)
4.000% 08/01/44
...
750 730,830
Chabot-Las Positas
Community College
District (GO)
5.000%, 08/01/28 . 610 640,438
5.000%, 08/01/43 . 165 176,492
Chula Vista Elementary
School District (GO)
5.000%, 08/01/38 . 200 219,149
4.000%, 08/01/42 . 930 904,466
4.000%, 08/01/43 . 490 476,182
City & County of San
Francisco (COP)
5.000%, 04/01/29 . 2,335 2,479,536
5.000%, 04/01/37 . 3,425 3,839,426
5.000%, 04/01/41 . 4,000 4,340,906
4.000%, 04/01/41 . 2,500 2,479,734
City & County of San
Francisco (GO)
5.000%, 06/15/29 . 1,105 1,153,941
4.000%, 06/15/39 . 735 737,401
4.000%, 06/15/41 . 2,060 2,025,087
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
4.000%, 06/15/42 . 1,560 $ 1,515,593
5.000%, 06/15/43 . 2,000 2,145,717
5.000%, 06/15/44 . 2,025 2,163,765
City of Bakersfield
Wastewater (RB)
5.000%, 09/15/29 . 775 833,908
5.000%, 09/15/30 . 1,705 1,867,650
City of Los Angeles (RN)
5.000% 06/24/27
...
3,200 3,267,638
City of Los Angeles
Wastewater System (RB)
5.000%, 06/01/27 . 585 597,243
5.000%, 06/01/28 . 2,035 2,126,922
City of Oakland (GO)
5.000% 07/15/28
...
2,350 2,457,430
City of Oakland (RN)
5.000% 06/30/27
...
1,000 1,021,406
City of Oxnard Wastewater
(RB)
5.000% 06/01/28
(BAM)
............
355 371,165
City of Riverside Electric
(RB), Series A
5.000%
10/01/43
..........
1,275 1,379,163
City of Riverside Sewer
(RB), Series A
5.000%
08/01/29
..........
765 818,949
City of Roseville Electric
System Revenue (RB)
5.000% 02/01/42
...
870 956,338
City of San Francisco Public
Utilities Commission
Water (RB)
5.000%, 11/01/27 . 2,865 2,955,169
5.000%, 11/01/28 . 2,545 2,683,857
5.000%, 11/01/28 . 1,925 1,936,470
5.000%, 11/01/29 . 1,125 1,209,070
4.000%, 11/01/30 . 680 681,609
City of Santa Clara (GO),
Series 2024-A
5.000%
08/01/27
..........
1,015 1,042,444
City of Santa Clara Electric
(RB), Series A
5.000%
07/01/44
..........
935 998,896
Clovis Unified School
District (GO)
5.000%, 08/01/26 . 460 460,000
5.000%, 08/01/36 . 200 222,688
5.000%, 08/01/37 . 240 265,606
5.000%, 08/01/38 . 200 219,801
5.000%, 08/01/39 . 210 228,969
Colton Joint Unified School
District (GO), Series
A
5.000% 08/01/41
(BAM)
............
1,250 1,360,346

159
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Compton Unified School
District (GO), Series
B
4.000% 06/01/31
(BAM)
............
1,260 $ 1,269,726
Contra Costa
Transportation Authority
Sales Tax (RB), Series
A
5.000% 03/01/28
..
240 243,657
Corona-Norco Unified
School District (GO)
5.000%, 08/01/30 . 455 494,678
5.000%, 08/01/31 . 320 353,092
County of Los Angeles
(RN), Series A
5.000%
06/30/27
..........
3,800 3,881,707
County of Riverside (RN)
5.000% 06/30/27
...
9,275 9,478,654
County of San Diego
(COP), Series A
5.000% 10/01/45
...
3,500 3,780,532
Culver City Unified School
District (GO), Series A
4.000% 08/01/44
...
1,080 1,047,085
Cupertino Union School
District (COP)
5.000%, 06/01/37 . 540 608,308
5.000%, 06/01/38 . 525 587,236
Desert Community College
District (GO), Series
2016
5.000% 08/01/27 820 842,008
Desert Sands Unified
School District (GO),
Series 2024
4.000%
08/01/44
..........
1,100 1,077,328
East Bay Municipal Utility
District Water System
(RB)
5.000%, 06/01/30 . 810 826,083
5.000%, 06/01/37 . 2,060 2,363,834
East Side Union High
School District (GO)
5.000%, 08/01/27 . 690 707,007
5.000%, 08/01/27 . 450 461,091
5.000%, 08/01/27 . 340 348,380
El Camino Community
College District (GO),
Series 2012-E
4.000%
08/01/43
..........
410 410,433
El Dorado Irrigation District
(COP)
5.000%, 03/01/43 . 715 755,842
5.000%, 03/01/44 . 290 306,382
El Dorado Irrigation District
(RB)
5.000%, 03/01/27 . 525 533,013
5.000%, 03/01/33 . 2,000 2,245,201
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
El Monte Union High School
District (GO)
5.000%, 06/01/28 . 750 $ 783,741
5.000%, 06/01/29 . 650 692,826
Fairfield-Suisun Unified
School District (GO)
5.000% 08/01/39
...
3,500 3,936,038
Folsom Cordova Unified
School District (GO),
Series D
4.000%
10/01/37 (AGM)
....
3,035 3,041,584
Fontana Public Facilities
Financing Authority (RB)
5.000%, 11/01/37 . 450 507,262
5.000%, 11/01/38 . 500 558,517
Foothill-De Anza
Community College
District (GO)
5.000%, 08/01/26 . 1,145 1,145,000
5.000%, 08/01/27 . 1,010 1,036,101
4.000%, 08/01/37 . 2,500 2,468,789
Fremont Unified School
District (GO)
8.000%, 08/01/26 . 2,000 2,000,000
8.000%, 08/01/27 . 1,000 1,055,157
Fremont Union High School
District (GO)
5.000%, 08/01/28 . 760 799,899
5.000%, 08/01/41 . 315 348,741
5.000%, 08/01/42 . 750 825,822
Garden Grove Public
Financing Authority
(RB), Series A
5.000%
04/01/43 (BAM)
....
300 323,421
Glendale Unified School
District (GO)
¤ 4.000%, 09/01/30
(Pre-refunded @ $100
09/01/26) ......... 1,010 1,011,208
¤ 4.000%, 09/01/34
(Pre-refunded @ $100
09/01/26) ......... 1,015 1,016,214
¤ 4.000%, 09/01/35
(Pre-refunded @ $100
09/01/26) ......... 1,325 1,326,585
Goleta Union School District
(GO)
5.000%, 08/01/42 . 160 173,842
5.000%, 08/01/43 . 400 432,986
5.000%, 08/01/44 . 275 296,116
Grossmont Union High
School District (GO)
4.000% 08/01/33
...
2,030 2,032,256

160
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Hayward Unified School
District (GO)
5.000%, 08/01/41
(BAM) ........... 495 $ 539,709
5.000%, 08/01/42
(BAM) ........... 415 450,688
Imperial Community
College District (GO),
Series 2022-B
5.000%
08/01/43 (AGM)
....
290 312,670
Imperial Irrigation District
Electric System (RB)
5.000%, 11/01/36 . 400 456,384
5.000%, 11/01/37 . 600 677,874
5.000%, 11/01/38 . 1,500 1,687,492
Irvine Facilities Financing
Authority (RB)
5.000%
05/01/30
..........
665 669,962
Irvine Ranch Water District
(RB), Series B
5.000%
05/01/30
..........
340 370,296
Jefferson Union High
School District (GO)
5.000%, 08/01/38 . 1,075 1,212,160
5.000%, 08/01/39 . 500 558,270
La Mesa-Spring Valley
School District (GO),
Series B
5.000%
08/01/41
..........
450 475,118
Lake County Public
Financing Authority (RB)
4.000%, 05/01/42 . 265 258,386
4.000%, 05/01/43 . 955 929,412
Lancaster Financing
Authority (RB), Series
A
5.000% 05/01/43
(BAM)
............
1,000 1,069,859
Long Beach Unified School
District (GO)
5.000%, 08/01/30 . 1,140 1,140,000
5.000%, 08/01/31 . 1,065 1,065,000
5.000%, 08/01/40 . 3,000 3,351,322
4.000%, 08/01/41 . 500 500,000
Los Alamitos Unified
School District (GO),
Series 2018-C
4.000%
08/01/42
..........
300 301,490
Los Angeles Community
College District (GO)
5.000%, 08/01/27 . 1,310 1,344,375
5.000%, 08/01/27 . 1,330 1,364,900
5.000%, 08/01/29 . 3,670 3,935,287
5.000%, 08/01/31 . 3,865 4,285,431
4.000%, 08/01/38 . 675 675,000
4.000%, 08/01/38 . 1,000 999,174
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB)
5.000%, 07/01/34 . 2,470 $ 2,514,154
5.000%, 07/01/36 . 2,655 2,751,201
5.000%, 06/01/38 . 645 712,955
5.000%, 06/01/39 . 850 932,673
5.000%, 07/01/41 . 2,500 2,533,037
5.000%, 07/01/42 . 2,580 2,613,499
Los Angeles County
Public Works Financing
Authority (RB)
5.000%, 12/01/29 . 790 850,523
5.000%, 12/01/29 . 180 180,397
5.000%, 12/01/36 . 1,315 1,500,723
5.000%, 03/01/39 . 840 941,402
Los Angeles County
Sanitation Districts
Financing Authority (RB)
5.000%, 10/01/29 . 280 301,539
5.000%, 10/01/32 . 425 479,395
Los Angeles Department of
Water & Power (RB)
5.000%, 07/01/31 . 135 138,318
5.000%, 07/01/37 . 3,690 3,729,063
5.000%, 07/01/39 . 225 239,606
5.000%, 07/01/41 . 215 223,614
5.000%, 07/01/43 . 1,575 1,629,553
5.000%, 07/01/43 . 1,000 1,042,925
5.000%, 07/01/43 . 1,000 1,045,573
5.000%, 07/01/43 . 70 73,005
Los Angeles Department of
Water & Power Water
System (RB)
5.000%, 07/01/36 . 870 874,625
5.000%, 07/01/42 . 1,065 1,114,369
5.000%, 07/01/43 . 1,000 1,037,458
5.000%, 07/01/43 . 2,000 2,091,146
5.000%, 07/01/43 . 1,500 1,556,187
5.000%, 07/01/44 . 550 574,258
Los Angeles Unified School
District (COP)
5.000%, 10/01/37 . 455 505,287
Los Angeles Unified School
District (GO)
5.000%, 07/01/27 . 1,910 1,951,380
5.000%, 07/01/28 . 1,500 1,566,412
5.000%, 07/01/28 . 2,300 2,304,022
5.000%, 07/01/28 . 305 318,504
5.000%, 07/01/30 . 2,115 2,118,606
5.000%, 07/01/30 . 6,015 6,500,388
5.000%, 07/01/38 . 1,500 1,655,149
5.000%, 07/01/38 . 1,190 1,313,085
5.000%, 07/01/43 . 5,310 5,715,609
5.000%, 07/01/44 . 1,855 1,985,654

161
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Los Rios Community
College District (GO)
5.000% 08/01/27
...
720 $ 738,176
Menifee Union School
District (GO)
5.000%, 08/01/40 . 200 217,502
5.000%, 08/01/41 . 480 519,265
Metropolitan Water District
of Southern California
(RB), Series C
5.000%
07/01/40
..........
840 889,392
Mill Valley School District
(GO), Series 2022-B
4.000% 08/01/44
...
405 400,589
Monterey Peninsula
Community College
District (GO), Series
2020-B
4.000%
08/01/43
..........
500 488,865
Monterey Peninsula
Unified School District
(GO), Series 2018-C
5.000% 08/01/26
...
1,000 1,000,000
Moreno Valley Public
Financing Authority
(RB), Series A
5.000%
11/01/26
..........
145 145,860
Moreno Valley Unified
School District (GO)
5.000%, 08/01/26
(BAM) ........... 385 385,000
5.000%, 08/01/27
(BAM) ........... 345 353,847
Mount Diablo Unified
School District (GO),
Series B
4.000%
08/01/28
..........
1,150 1,182,631
Mt. San Antonio Community
College District (GO)
4.000%, 08/01/38 . 1,300 1,315,087
4.000%, 08/01/44 . 535 528,647
5.000%, 08/01/45 . 425 461,586
Municipal Improvement
Corp. of Los Angeles
(RB)
5.000%, 11/01/27 . 2,610 2,624,958
4.000%, 11/01/34 . 4,605 4,620,281
5.000%, 11/01/36 . 1,725 1,734,886
Napa Valley Community
College District (GO)
5.000% 08/01/34
...
1,800 2,064,059
Napa Valley Unified School
District (GO), Series
C
4.000% 08/01/36
(AGM)
............
1,520 1,520,109
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Northern California
Transmission Agency
(RB), Series A
5.000%
05/01/39
..........
250 $ 278,257
Oak Grove School District
(GO), Series 2022-B
5.000% 08/01/39
...
960 1,065,508
Oakland Unified School
District (GO)
5.000%, 08/01/28 . 1,305 1,305,000
5.000%, 08/01/29 . 1,505 1,602,578
5.000%, 08/01/31
(AGM) ........... 340 346,983
4.000%, 08/01/36
(AGM) ........... 1,500 1,501,309
5.000%, 08/01/38 . 875 886,614
Ohlone Community College
District (GO)
5.000%, 08/01/37 . 1,730 1,986,517
5.000%, 08/01/40 . 635 710,495
5.000%, 08/01/41 . 585 650,973
Ontario Public Financing
Authority (RB)
5.000%, 03/01/37 . 1,095 1,235,458
5.000%, 10/01/43 . 350 381,584
Oxnard Union High
School District (GO),
Series 2024-A
5.000%
08/01/42
..........
1,350 1,478,033
Pajaro Valley Unified School
District (GO)
5.000%, 08/01/37 . 300 338,155
5.000%, 08/01/38 . 325 363,730
5.000%, 08/01/39 . 370 410,665
5.000%, 08/01/40 . 300 331,425
Palm Springs Unified
School District (GO),
Series 2016-B
5.000%
08/01/43
..........
1,000 1,081,032
Palos Verdes Peninsula
Unified School District
(GO), Series 2024
4.000% 08/01/44
...
2,000 1,966,242
Paramount Unified School
District (GO)
5.000%, 08/01/28 . 400 419,480
Pasadena Area
Community College
District (GO), Series A
5.000% 08/01/27
...
1,090 1,090,000
Pasadena Unified School
District (GO)
5.000%, 08/01/26 . 1,070 1,070,000
5.000%, 08/01/27 . 1,605 1,644,879

162
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Pittsburg Unified School
District (GO)
5.000%, 08/01/28
(AGM) ........... 415 $ 435,542
4.000%, 08/01/34 . 500 500,000
5.000%, 08/01/39
(BAM) ........... 750 834,674
Placentia-Yorba Linda
Unified School District
(COP)
5.000%, 10/01/29 . 250 267,655
5.000%, 10/01/33 . 275 310,984
Pleasanton Unified School
District (GO)
5.000%, 08/01/27 . 615 631,506
5.000%, 08/01/28 . 345 361,939
Redwood City School
District (GO), Series
2022-A
5.000%
08/01/42
..........
300 323,878
Regents of the University of
California Medical Center
Pooled (RB)
5.000%, 05/15/41 . 4,475 4,743,759
4.000%, 05/15/43 . 2,000 1,954,214
0.600%, 05/15/45 . 4,995 4,995,000
0.600%, 05/15/45 . 525 525,000
Riverside Community
College District (GO)
5.000%, 08/01/27 . 865 887,871
4.000%, 08/01/42 . 400 401,735
4.000%, 08/01/43 . 825 825,678
4.000%, 08/01/44 . 765 755,916
Rowland Unified School
District (GO)
5.000%, 08/01/43 . 800 857,747
4.000%, 08/01/44 . 1,590 1,545,444
Sacramento City Financing
Authority (RB)
5.000%, 12/01/26 . 245 247,119
5.000%, 12/01/29 . 605 650,568
5.000%, 12/01/30 . 265 289,596
Sacramento City Unified
School District (GO),
Series A
5.000%
08/01/26 (BAM)
....
570 570,000
Sacramento Municipal Utility
District (RB)
5.000%, 09/15/30 . 2,250 2,455,435
5.000%, 08/15/37 . 1,720 1,812,144
5.000%, 08/15/40 . 930 1,009,799
5.000%, 08/15/43 . 390 418,284
Sacramento Transportation
Authority Sales Tax
(RB)
5.000% 10/01/38 3,015 3,325,513
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Salinas City Elementary
School District (GO),
Series 2022-A
7.000%
08/01/38 (BAM)
....
300 $ 356,358
Salinas Union High School
District (GO)
5.000%, 08/01/28 . 285 299,848
5.000%, 08/01/29 . 625 670,946
5.000%, 08/01/31 . 150 166,324
San Bernardino County
Transportation Authority
(RB), Series A
5.000%
03/01/38
..........
775 883,158
San Diego Community
College District (GO)
5.000%, 08/01/28 . 2,000 2,098,463
5.000%, 08/01/44 . 1,385 1,506,669
San Diego County
Regional Transportation
Commission (RB)
5.000%, 04/01/28 . 1,015 1,061,933
5.000%, 04/01/42 . 750 808,342
5.000%, 04/01/44 . 1,485 1,627,159
San Diego Public Facilities
Financing Authority (RB)
5.000%, 08/01/27 . 3,665 3,758,616
5.000%, 08/01/28 . 3,750 3,934,873
5.000%, 10/15/28 . 3,840 4,040,875
5.000%, 08/01/29 . 3,125 3,341,649
5.000%, 10/15/37 . 545 612,882
San Diego Unified School
District (GO)
5.500%, 07/01/27
(AGM) ........... 1,395 1,434,270
5.000%, 07/01/39 . 220 245,036
5.000%, 07/01/40 . 320 354,669
5.000%, 07/01/41 . 900 1,001,557
5.000%, 07/01/43 . 560 605,352
5.000%, 07/01/44 . 555 597,218
San Francisco Bay Area
Rapid Transit District
(GO)
5.000%, 08/01/28 . 6,180 6,489,606
5.000%, 08/01/28 . 7,125 7,481,949
4.000%, 08/01/35 . 1,665 1,700,437
4.000%, 08/01/36 . 340 345,476
5.000%, 08/01/43 . 5,000 5,487,278
San Francisco Bay Area
Rapid Transit District
Sales Tax (RB)
5.000%, 07/01/28 . 835 875,319
4.000%, 07/01/34 . 400 401,652
4.000%, 07/01/35 . 510 510,041
4.000%, 07/01/36 . 1,045 1,047,189
4.000%, 07/01/37 . 715 715,468

163
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
San Francisco City
& County Airport
Comm-San Francisco
International Airport (RB)
5.000%, 05/01/44 . 525 $ 558,993
5.000%, 05/01/46 . 2,000 2,131,327
San Francisco City &
County Public Utilities
Commission Power
(RB), Series A
4.000%
11/01/41
..........
1,700 1,702,571
San Francisco City &
County Public Utilities
Commission Wastewater
(RB)
5.000%, 10/01/27 . 205 211,033
5.000%, 10/01/28 . 330 347,431
5.000%, 10/01/31 . 1,020 1,133,140
5.000%, 10/01/35 . 3,250 3,249,900
5.000%, 10/01/37 . 2,080 2,138,423
5.000%, 10/01/38 . 535 549,153
5.250%, 10/01/42 . 1,325 1,438,822
San Francisco Community
College District (GO),
Series 2020-B
5.000%
06/15/44 (BAM)
....
1,025 1,098,898
San Francisco Unified
School District (GO)
5.000%, 06/15/28 . 500 500,737
4.000%, 06/15/31 . 1,500 1,500,861
4.000%, 06/15/33 . 2,000 2,000,588
San Jacinto Unified School
District (GO)
5.000%, 08/01/42 . 1,565 1,712,173
5.000%, 08/01/43 . 1,795 1,955,747
5.000%, 08/01/44 . 1,660 1,796,897
San Joaquin County
Transportation Authority
Measure K Sales Tax
(RB)
5.000% 03/01/35 1,445 1,519,070
San Joaquin Delta
Community College
District (GO)
5.000%, 08/01/26 . 980 980,000
5.000%, 08/01/28 . 140 147,210
5.000%, 08/01/29 . 220 235,646
5.000%, 08/01/39 . 230 257,830
San Jose Unified School
District (GO)
5.000%, 08/01/26 . 2,150 2,150,000
5.000%, 08/01/27 . 1,615 1,655,931
San Juan Unified School
District (GO)
5.000%, 08/01/36 . 400 461,603
5.000%, 08/01/37 . 800 913,485
5.000%, 08/01/38 . 730 825,775
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/39 . 1,425 $ 1,594,878
4.000%, 08/01/43 . 300 296,556
San Leandro Unified
School District (GO),
Series 2024-B
5.000%
08/01/39
..........
200 221,656
San Luis Coastal Unified
School District (GO),
Series 2022-B
5.000%
08/01/44
..........
1,000 1,056,438
San Luis Obispo County
Community College
District (GO), Series
2014-D
4.000%
08/01/43
..........
900 900,847
San Marcos Unified
School District (GO),
Series 2024-A
5.000%
08/01/27
..........
520 533,438
San Mateo Foster City
School District (GO),
Series 2020-C
5.000%
08/01/28
..........
425 447,312
San Mateo Union High
School District (GO)
4.000%, 09/01/34 . 1,940 1,942,014
5.000%, 09/01/37 . 1,000 1,111,070
5.000%, 09/01/38 . 1,000 1,103,234
San Ysidro School District
(GO), Series 2020-B
5.000% 08/01/41
(AGM)
............
90 96,438
Santa Barbara Finance
Authority (RB)
4.000%
05/15/42
..........
830 814,883
Santa Clara County
Financing Authority (RB)
5.000%, 11/01/28 . 2,000 2,111,188
5.000%, 11/01/29 . 2,500 2,688,922
4.000%, 04/01/35 . 420 423,428
4.000%, 04/01/37 . 865 868,465
Santa Clara Unified School
District (GO)
5.000%, 08/01/29 . 1,000 1,073,153
4.000%, 07/01/41 . 3,325 3,349,873
Santa Cruz City
Elementary School
District (GO), Series
2022-A
4.000%
08/01/44
..........
1,290 1,274,682
Santa Cruz City High
School District (GO),
Series 2022-A
4.000%
08/01/44
..........
1,000 988,125

164
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Santa Monica-Malibu
Unified School District
(GO)
5.000%, 08/01/28 . 800 $ 841,678
5.000%, 08/01/40 . 1,000 1,068,906
5.000%, 08/01/42 . 635 675,065
South Tahoe Joint Powers
Financing Authority (RB)
5.000%, 10/01/36 . 230 256,371
5.000%, 10/01/37 . 175 194,104
Southwestern Community
College District (GO)
5.250%, 08/01/27 . 660 678,076
5.250%, 08/01/28 . 460 485,179
4.000%, 08/01/40 . 685 673,118
State of California (GO)
5.000%, 08/01/26 . 3,415 3,415,000
4.000%, 09/01/26 . 580 580,667
5.000%, 10/01/26 . 640 642,555
5.000%, 10/01/26 . 770 773,074
5.000%, 02/01/27
(AMBAC) ......... 335 339,166
5.000%, 10/01/27 . 3,050 3,138,383
5.000%, 11/01/27 . 1,485 1,531,015
5.000%, 03/01/28 . 4,030 4,187,025
5.000%, 08/01/28 . 1,165 1,184,124
5.000%, 09/01/28 . 550 577,402
5.000%, 10/01/28 . 1,235 1,298,387
5.000%, 11/01/28 . 1,515 1,595,620
5.000%, 12/01/28 . 2,000 2,109,783
5.000%, 08/01/29 . 5,290 5,342,802
4.000%, 08/01/29 . 1,600 1,600,616
5.000%, 10/01/29 . 5,310 5,679,994
5.000%, 08/01/30 . 5,045 5,104,471
5.000%, 10/01/30 . 1,515 1,584,386
5.000%, 11/01/30 . 670 688,236
4.000%, 08/01/31 . 2,170 2,170,583
5.250%, 08/01/31 . 165 165,351
4.000%, 09/01/31 . 2,775 2,776,150
5.000%, 09/01/32 . 2,270 2,279,222
4.000%, 09/01/32 . 2,735 2,735,817
5.000%, 04/01/33 . 1,840 1,936,080
5.000%, 08/01/33 . 2,500 2,807,600
5.000%, 09/01/33 . 1,545 1,551,079
5.000%, 03/01/35 . 1,965 2,088,944
5.000%, 04/01/35 . 10,570 10,988,567
5.000%, 08/01/35 . 75 75,134
4.000%, 08/01/35 . 760 760,000
5.000%, 10/01/35 . 185 185,223
4.000%, 11/01/35 . 1,615 1,622,632
¤ 4.000%, 03/01/36
(Pre-refunded @
$100, 03/01/30) .... 1,045 1,065,062
5.000%, 09/01/36 . 2,600 2,871,910
4.000%, 09/01/36 . 1,025 1,025,093
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
4.000%, 11/01/36 . 5,250 $ 5,351,253
5.000%, 10/01/37 . 1,940 2,087,743
5.000%, 11/01/37 . 2,825 3,076,108
5.000%, 03/01/38 . 3,500 3,869,867
5.000%, 08/01/39 . 825 907,536
5.000%, 09/01/39 . 1,490 1,618,122
4.000%, 10/01/39 . 750 753,652
5.000%, 10/01/39 . 1,250 1,333,895
5.000%, 09/01/41 . 755 800,554
4.000%, 10/01/41 . 2,500 2,478,677
5.000%, 03/01/42 . 1,500 1,631,803
5.000%, 04/01/42 . 3,650 3,802,966
5.000%, 08/01/42 . 4,120 4,496,930
5.000%, 09/01/42 . 1,000 1,066,221
4.000%, 09/01/42 . 4,000 3,953,096
5.000%, 10/01/42 . 5,925 6,343,229
5.000%, 11/01/42 . 1,365 1,459,907
5.000%, 08/01/43 . 750 815,259
5.000%, 09/01/43 . 5,010 5,381,624
5.000%, 03/01/44 . 1,565 1,688,740
5.000%, 08/01/44 . 3,225 3,478,749
4.000%, 08/01/44 . 2,500 2,444,752
State of California
Department of Water
Resources (RB)
5.000%, 12/01/30 . 1,175 1,210,900
5.000%, 12/01/31 . 3,600 3,625,463
Stockton Unified School
District (COP)
5.000%, 02/01/29 . 1,210 1,249,435
5.000%, 02/01/31 . 300 308,155
Stockton Unified School
District (GO)
5.000%, 08/01/26 . 570 570,000
5.000%, 08/01/40
(AGM) ........... 350 380,178
Sunnyvale School District
(GO)
5.000%, 09/01/26 . 360 360,673
5.000%, 09/01/27 . 370 380,374
5.000%, 09/01/42 . 2,680 2,973,147
Tamalpais Union High
School District (GO),
Series 2024-A
4.000%
08/01/42
..........
3,500 3,540,584
Tracy Public Financing
Authority (RB), Series
A
5.000% 11/01/43
(BAM)
............
845 905,365
University of California (RB)
5.000%, 05/15/28 . 2,245 2,342,487
5.000%, 05/15/29 . 645 685,321
5.000%, 05/15/31 . 1,000 1,016,873
5.000%, 05/15/31 . 2,000 2,188,889
5.000%, 05/15/35 . 3,000 3,042,477

165
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 05/15/36 . 1,505 $ 1,525,390
5.000%, 05/15/37 . 2,250 2,508,589
5.000%, 05/15/38 . 1,500 1,659,439
5.000%, 05/15/38 . 805 849,202
5.500%, 05/15/40 . 1,380 1,568,651
5.000%, 05/15/40 . 3,000 3,268,310
5.000%, 05/15/40 . 1,500 1,634,155
5.000%, 05/15/42 . 250 267,789
5.000%, 05/15/43 . 1,555 1,620,906
5.000%, 05/15/43 . 2,750 2,936,874
5.000%, 05/15/44 . 1,555 1,657,509
0.750%, 05/15/48 . 555 555,000
Upper Santa Clara Valley
Joint Powers Authority
(RB), Series A
5.000%
08/01/40
..........
1,000 1,026,423
Ventura County
Community College
District (GO)
4.000%
08/01/32
..........
3,000 3,003,344
Ventura Unified School
District (GO), Series
2022-B
5.000%
08/01/27
..........
740 759,123
Victor Valley Community
College District (GO)
5.000% 08/01/39
...
500 558,270
Vista Joint Powers
Financing Authority
(RB), Series A
5.000%
05/01/27
..........
350 356,067
Vista Unified School District
(GO)
5.000%, 08/01/27
(AGM) ........... 300 307,543
5.000%, 08/01/28
(AGM) ........... 165 173,167
West Contra Costa Unified
School District (GO)
5.000%, 08/01/31
(BAM) ........... 2,500 2,759,637
5.000%, 08/01/33
(BAM) ........... 1,930 2,181,614
West Valley-Mission
Community College
District (GO), Series
2012-C
4.000%
08/01/33
..........
635 635,825
Whittier Union High School
District (GO)
5.000%, 08/01/26 . 560 560,000
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27 . 240 $ 246,250
TOTAL CALIFORNIA ...... 686,172,516
TOTAL MUNICIPAL BONDS 686,172,516
COMMERCIAL PAPER — (2.5%)
California Educational Facilities
Authority
2.300%, 09/09/26 ...... 2,400 2,399,597
California Statewide
Communities Development
Authority
0.110%, 10/06/26 ...... 5,000 4,998,955
2.400%, 01/05/27 ...... 5,000 4,996,706
0.150%, 01/07/27 ...... 5,500 5,496,331
TOTAL COMMERCIAL
PAPER ................. 17,891,589
Shares Value
MONEY MARKET
FUNDS  — (0.1%)
BlackRock Liquidity Funds
MuniCash
(r) 2.284%, ............. 370,473 370,510
TOTAL INVESTMENTS
— (100.0%)
(Cost $712,816,689) ...... $ 704,434,615

166
Dimensional California Municipal Bond ETF
continued
¤ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(r) Rate disclosed is the seven day yield as of July 31, 2026.
AGM Assured Guaranty Municipal Corporation
AMBAC American Municipal Bond Assurance Corporation
BAM Build America Mutual
COP Certificate of Participation
GO General Obligation
RB Revenue Bond
RN Revenue Note
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds .................. $ — $ 686,172,516 $ — $ 686,172,516
Commercial Paper ................ — 17,891,589 — 17,891,589
Money Market Funds .............. 370,510 — — 370,510
Total Investments .................
$370,510 $704,064,105 $— $704,434,615

1
Dimensional US Core Equity Market ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (8.9%)
Alphabet, Inc., Class A 955,021 $ 340,111,629
Alphabet, Inc., Class C 792,769 282,741,064
#*AMC Global Media, Inc., Class
A 6,707 75,118
*Anterix, Inc. 5,330 495,797
*AppLovin Corp., Class A 37,628 14,896,925
Array Digital Infrastructure, Inc. 8,409 292,970
#*AST SpaceMobile, Inc., Class
A 36,752 2,167,633
AT&T, Inc. 1,222,186 28,415,824
*Atlanta Braves Holdings, Inc. 2,510 136,569
*Atlanta Braves Holdings, Inc.,
Class C 11,613 590,289
ATN International, Inc. 3,428 81,621
*Bandwidth, Inc., Class A 5,988 234,370
#*Boston Omaha Corp., Class A 5,846 82,896
*Bumble, Inc., Class A 2,575 7,339
*Cargurus, Inc., Class A 17,240 624,778
*Cars.com, Inc. 11,969 141,833
#*Charter Communications, Inc.,
Class A 19,552 2,834,649
Cinemark Holdings, Inc. 32,531 1,190,309
Comcast Corp., Class A 704,444 16,878,478
*DoubleVerify Holdings, Inc. 15,041 169,211
*E.W. Scripps Co. (The), Class A 10,167 28,569
*EchoStar Corp., Class A 9,527 801,125
*EverQuote, Inc., Class A 5,024 126,705
Fox Corp., Class A 51,137 2,977,707
Fox Corp., Class B 52,610 2,732,563
*Globalstar, Inc. 9,335 778,352
Gray Media, Inc. 21,518 86,933
#*Grindr, Inc. 6,552 113,612
IDT Corp., Class B 6,458 425,324
#*IMAX Corp. 13,028 623,260
Iridium Communications, Inc. 30,850 1,460,439
John Wiley & Sons, Inc., Class A 15,071 786,706
*Liberty Capital Corp. 8,712 201,857
#*Liberty Capital Corp., Class A 550 13,002
*Liberty Global, Ltd., Class A 45,985 487,901
*Liberty Global, Ltd., Class C 40,406 418,606
*Liberty Latin America, Ltd.,
Class A 11,616 94,670
*Liberty Latin America, Ltd.,
Class C 43,840 353,789
*Liberty Live Holdings, Inc.,
Class A 3,586 339,666
*Liberty Live Holdings, Inc.,
Class C 8,436 831,790
#*Liberty Media Corp.-Liberty
Formula One 5,899 529,789
*Liberty Media Corp.-Liberty
Formula One, Class C 52,549 5,156,633
*Lionsgate Studios Corp. 18,282 242,785
#*Live Nation Entertainment, Inc. 47,910 8,342,568
Shares Value
COMMUNICATION SERVICES — (Continued)
*Lumen Technologies, Inc. 209,349 $ 1,335,647
*Madison Square Garden
Entertainment Corp., Class A 8,141 628,974
*Magnite, Inc. 35,616 687,389
Marcus Corp. (The) 4,295 124,984
Match Group, Inc. 48,435 1,908,823
*MediaAlpha, Inc., Class A 7,352 91,018
Meta Platforms, Inc., Class A 389,893 217,057,332
#National CineMedia, Inc. 3,700 14,837
*Netflix, Inc. 599,824 43,013,379
New York Times Co. (The),
Class A 34,705 2,599,057
News Corp., Class A 81,848 2,255,731
#News Corp., Class B 40,969 1,281,101
Nexstar Media Group, Inc., Class
A 9,068 1,727,726
*Nextdoor Holdings, Inc. 58,737 130,396
Omnicom Group, Inc. 68,357 5,379,696
*Optimum Communications, Inc.,
Class A 3,861 2,943
#Paramount Skydance Corp.,
Class B 35,622 283,551
*Pinterest, Inc., Class A 69,665 1,672,657
*PubMatic, Inc., Class A 10,401 131,053
*QuinStreet, Inc. 14,536 225,308
*Reddit, Inc., Class A 17,567 2,471,150
*ROBLOX Corp., Class A 47,038 1,674,553
*Roku, Inc., Class A 27,216 3,946,592
Scholastic Corp. 6,019 244,672
#Shenandoah
Telecommunications Co. 6,841 82,024
Shutterstock, Inc. 5,605 30,267
Sinclair, Inc. 13,018 178,867
#Sirius XM Holdings, Inc. 79,721 2,361,336
#*Sphere Entertainment Co. 6,407 917,803
Spok Holdings, Inc. 2,154 23,479
*Spotify Technology SA 15,062 7,530,096
#*Stagwell, Inc., Class A 64,060 541,307
*Starz Entertainment Corp. 1,677 43,636
*Take-Two Interactive Software,
Inc. 25,253 6,134,459
Telephone and Data Systems,
Inc. 24,560 824,725
#TKO Group Holdings, Inc.,
Class A 9,830 1,787,192
T-Mobile US, Inc. 94,389 16,301,924
#*TripAdvisor, Inc. 24,259 343,629
*USA TODAY Co., Inc. 40,724 353,892
Verizon Communications, Inc. 900,411 42,148,239
Versant Media Group, Inc. 11,275 405,787
Walt Disney Co. (The) 256,316 24,655,036
*Warner Bros Discovery, Inc. 440,138 11,575,629
Warner Music Group Corp.,
Class A 34,585 897,827
*Yelp, Inc., Class A 7,943 209,933

2
Dimensional US Core Equity Market ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
*Ziff Davis, Inc. 8,302 $ 440,670
TOTAL COMMUNICATION
SERVICES 1,126,799,979
CONSUMER DISCRETIONARY — (9.7%)
*1stdibs.com, Inc. 2,661 11,256
*Abercrombie & Fitch Co. 10,178 1,013,118
Academy Sports & Outdoors, Inc. 16,182 767,836
*Accel Entertainment, Inc., Class
A 16,415 197,308
#Acushnet Holdings Corp. 16,413 1,662,145
*Adient PLC 16,731 352,020
ADT, Inc. 221,570 1,692,795
#Advance Auto Parts, Inc. 14,817 822,936
*Airbnb, Inc., Class A 53,346 8,082,986
*Amazon.com, Inc. 1,643,422 446,320,547
American Eagle Outfitters, Inc. 44,029 756,418
*American Public Education, Inc. 4,036 195,786
*Aptiv PLC 46,577 2,630,203
Aramark 57,479 3,274,579
#Arhaus, Inc., Class A 413 3,060
*Ark Restaurants Corp. 63 356
Arko Corp. 42,947 343,147
*Asbury Automotive Group, Inc. 4,307 997,932
Autoliv, Inc. 21,063 2,594,330
*AutoNation, Inc. 10,987 2,333,639
*AutoZone, Inc. 3,208 9,676,130
Bassett Furniture Industries, Inc. 534 10,130
Bath & Body Works, Inc. 4,854 97,663
*Beazer Homes USA, Inc. 7,866 252,499
#*Bed Bath & Beyond, Inc. 14,258 72,003
Best Buy Co., Inc. 67,653 5,835,748
#*Biglari Holdings, Inc., Class A 47 93,273
#*Biglari Holdings, Inc., Class B 472 187,615
#*Birkenstock Holding PLC 9,384 363,348
*BJ's Restaurants, Inc. 4,772 322,635
Bloomin' Brands, Inc. 30,335 262,701
Booking Holdings, Inc. 110,183 21,254,301
*Boot Barn Holdings, Inc. 6,646 990,188
BorgWarner, Inc. 51,525 3,284,204
Boyd Gaming Corp. 145 12,334
*Bright Horizons Family
Solutions, Inc. 7,263 541,384
#Brightstar Lottery PLC 7,692 77,228
*Brinker International, Inc. 9,568 2,044,682
Brunswick Corp. 16,123 1,273,717
Buckle, Inc. (The) 14,451 632,520
#Build-A-Bear Workshop, Inc.,
Class A 4,180 141,786
*Burlington Stores, Inc. 15,924 5,867,676
*Caesars Entertainment, Inc. 9,429 280,513
Caleres, Inc. 3,277 42,077
*Callaway Golf Co 48,933 903,303
*Capri Holdings, Ltd. 9,519 151,638
*CarMax, Inc. 621 35,558
Carnival Corp., Ltd. 423,999 11,791,412
Carriage Services, Inc., Class A 4,384 176,982
Carter's, Inc. 9,345 360,437
#*Carvana Co., Class A 134,812 8,406,876
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Cava Group, Inc. 17,887 $ 1,166,769
*Cavco Industries, Inc. 1,677 917,369
Century Communities, Inc. 6,633 445,472
*Champion Homes, Inc. 13,076 1,040,980
Cheesecake Factory, Inc. (The) 15,485 1,570,489
*Chewy, Inc., Class A 21,595 488,047
*Chipotle Mexican Grill, Inc.,
Class A 185,215 6,893,702
#Choice Hotels International, Inc. 6,354 708,407
Churchill Downs, Inc. 8,548 720,596
*Citi Trends, Inc. 1,905 127,006
Columbia Sportswear Co. 12,459 739,815
*Cooper-Standard Holdings, Inc. 4,592 135,326
*Coupang, Inc., Class A 140,950 2,304,533
*Coursera, Inc. 60,443 320,952
*Covista, Inc. 7,798 973,580
#Cricut, Inc., Class A 6,309 29,589
*Crocs, Inc. 10,588 1,355,370
D.R. Horton, Inc. 62,590 8,954,125
Dana, Inc. 33,907 913,116
Darden Restaurants, Inc. 30,423 6,193,514
*Dauch Corp. 21,288 120,277
*Deckers Outdoor Corp. 34,565 3,348,657
#Dick's Sporting Goods, Inc. 14,749 2,889,477
#Dillard's, Inc., Class A 3,102 1,825,031
#Dine Brands Global, Inc. 3,428 123,202
Domino's Pizza, Inc. 4,376 1,520,397
*DoorDash, Inc., Class A 58,531 11,481,441
*Dorman Products, Inc. 7,199 958,619
#*Driven Brands Holdings, Inc. 33,200 473,764
*Duolingo, Inc., Class A 552 74,415
*Dutch Bros, Inc., Class A 21,567 1,419,756
eBay, Inc. 104,389 11,901,390
*El Pollo Loco Holdings, Inc. 8,605 141,638
*Envela Corp. 719 15,588
Ethan Allen Interiors, Inc. 4,754 106,490
*Etsy, Inc. 19,697 1,608,851
Expedia Group, Inc. 29,518 8,700,135
#*Figs, Inc., Class A 36,685 392,530
*First Watch Restaurant Group,
Inc. 10,436 134,103
*Five Below, Inc. 12,151 2,638,347
Flexsteel Industries, Inc. 876 64,850
#*Floor & Decor Holdings, Inc.,
Class A 2,272 130,799
*Flutter Entertainment PLC,
Class DI 14,673 1,532,888
Ford Motor Co. 1,039,827 15,264,660
*Fossil Group, Inc. 5,922 29,314
*Frontdoor, Inc. 19,612 1,424,420
*Funko, Inc., Class A 13,475 78,559
#*GameStop Corp., Class A 102,903 2,235,053
Gap, Inc. (The) 107,033 2,150,293
Garmin, Ltd. 41,260 12,121,363
Garrett Motion, Inc. 38,220 1,190,553
General Motors Co. 239,921 21,319,380
*Genesco, Inc. 2,942 112,443
Gentex Corp. 45,597 1,065,146

3
Dimensional US Core Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Gentherm, Inc. 8,214 $ 333,324
Genuine Parts Co. 30,376 3,777,863
#*GigaCloud Technology, Inc.,
Class A 7,489 327,569
G-III Apparel Group, Ltd. 11,599 422,320
*Global Business Travel Group I 19,536 184,420
Gold.com, Inc., Class A 6,529 270,039
*Goodyear Tire & Rubber Co.
(The) 54,218 376,815
Graham Holdings Co., Class B 852 1,025,416
*Grand Canyon Education, Inc. 7,523 1,093,393
*Green Brick Partners, Inc. 9,977 705,673
Group 1 Automotive, Inc. 2,889 828,479
#*Groupon, Inc., Class A 4,854 133,873
H&R Block, Inc. 15,752 693,561
Hamilton Beach Brands Holding
Co., Class A 715 16,438
Harley-Davidson, Inc. 25,549 626,972
Hasbro, Inc. 20,270 1,904,164
Haverty Furniture Cos., Inc. 2,754 67,859
*Helen of Troy, Ltd. 4,572 126,324
*Hilton Grand Vacations, Inc. 20,105 927,645
Hilton Worldwide Holdings, Inc. 44,826 14,366,285
*Holley, Inc. 19,714 52,636
Home Depot, Inc. (The) 173,021 57,436,051
Hooker Furnishings Corp. 778 10,869
*Hovnanian Enterprises, Inc.,
Class A 1,087 134,679
#Hyatt Hotels Corp., Class A 9,691 1,686,815
Installed Building Products, Inc. 6,423 1,431,944
JAKKS Pacific, Inc. 1,980 52,133
Johnson Outdoors, Inc., Class A 2,086 97,854
KB Home 10,822 594,885
#Kohl's Corp. 26,544 508,052
Kontoor Brands, Inc. 16,964 1,420,565
*Krispy Kreme, Inc. 39,660 126,119
#*Kura Sushi USA, Inc., Class A 3,396 156,454
#*Lands' End, Inc. 6,755 81,195
Las Vegas Sands Corp. 119,498 5,842,257
*Latham Group, Inc. 26,834 143,830
*Laureate Education, Inc., Class
A 35,424 1,357,093
La-Z-Boy, Inc. 10,975 432,196
#LCI Industries 6,184 632,994
Lear Corp. 11,875 1,551,350
*Legacy Housing Corp. 5,530 145,218
Leggett & Platt, Inc. 17,349 170,020
Lennar Corp., Class A 46,792 3,853,321
#Lennar Corp., Class B 4,933 398,093
Levi Strauss & Co., Class A 26,462 648,848
*LGI Homes, Inc. 6,052 330,258
*Life Time Group Holdings, Inc. 55,087 2,484,424
#Lifetime Brands, Inc. 6,400 53,568
*Lincoln Educational Services
Corp. 6,323 264,428
*Lindblad Expeditions Holdings,
Inc. 17,605 520,756
Lithia Motors, Inc., Class A 5,399 2,080,883
LKQ Corp. 23,004 516,440
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Lovesac Co. (The) 2,776 $ 44,666
Lowe's Cos., Inc. 81,199 16,873,964
#Lucky Strike Entertainment
Corp. 6,762 45,305
*Lululemon Athletica, Inc. 11,007 1,308,402
Macy's, Inc. 80,803 2,005,530
*Malibu Boats, Inc., Class A 4,095 112,899
*MarineMax, Inc. 5,461 188,241
Marriott International, Inc., Class
A 45,758 17,059,955
Marriott Vacations Worldwide
Corp. 9,245 901,480
*MasterCraft Boat Holdings, Inc. 3,678 87,978
*Mattel, Inc. 67,727 1,022,000
#Matthews International Corp.,
Class A 7,658 212,510
McDonald's Corp. 103,716 28,069,698
*MGM Resorts International 44,333 1,975,922
*Mohawk Industries, Inc. 13,188 1,623,443
Monarch Casino & Resort, Inc. 408 50,082
Monro, Inc. 6,278 76,906
*Motorcar Parts of America, Inc. 4,326 57,968
Movado Group, Inc. 3,232 123,398
Murphy USA, Inc. 4,139 2,515,519
#*National Vision Holdings, Inc. 17,388 383,232
Newell Brands, Inc. 71,167 398,535
NIKE, Inc., Class B 185,092 7,720,187
#*Norwegian Cruise Line
Holdings, Ltd. 143,942 2,667,245
*NVR, Inc. 676 4,155,406
#*Ollie's Bargain Outlet Holdings,
Inc. 10,206 749,835
OneSpaWorld Holdings, Ltd. 23,053 593,845
*O'Reilly Automotive, Inc. 163,920 14,646,252
*Outdoor Holding Co. 7,587 16,236
Oxford Industries, Inc. 3,455 131,014
#Papa John's International, Inc. 7,481 223,682
#Patrick Industries, Inc. 10,067 831,031
*Peloton Interactive, Inc., Class A 36,341 232,219
*Penn Entertainment, Inc. 33,051 678,537
Penske Automotive Group, Inc. 12,988 2,822,422
Perdoceo Education Corp. 15,114 480,776
#*Petco Health & Wellness Co.,
Inc., Class A 53,498 149,259
Phinia, Inc. 9,533 701,533
*Planet Fitness, Inc., Class A 10,351 578,724
Polaris, Inc. 15,017 1,007,340
#Pool Corp. 425 78,927
PulteGroup, Inc. 47,587 6,018,328
*Pursuit Attractions and
Hospitality, Inc. 7,093 358,409
PVH Corp. 11,213 971,719
#*QuantumScape Corp., Class A 116,122 606,157
Ralph Lauren Corp., Class A 8,956 3,406,325
RCI Hospitality Holdings, Inc. 45 1,129
#Red Rock Resorts, Inc., Class A 16,326 1,052,047
*Revolve Group, Inc., Class A 9,261 232,544
#*RH 466 77,132
*Rivian Automotive, Inc., Class A 274,981 4,185,211

4
Dimensional US Core Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Rocky Brands, Inc. 1,195 $ 58,364
Ross Stores, Inc. 76,030 19,088,852
Royal Caribbean Cruises, Ltd. 60,963 19,404,523
#*Rush Street Interactive, Inc.,
Class A 19,795 532,683
*Sally Beauty Holdings, Inc. 30,682 459,310
*Savers Value Village, Inc. 16,090 165,083
#*Serve Robotics, Inc. 7,209 34,459
#Service Corp. International 38,824 3,346,241
*Shake Shack, Inc., Class A 5,747 360,624
#*SharkNinja, Inc. 36,767 5,947,798
Shoe Station Group, Inc. 7,400 112,480
#Signet Jewelers, Ltd. 10,010 929,929
*Six Flags Entertainment Corp. 1,180 20,449
Smith & Wesson Brands, Inc. 15,756 229,250
#*Solid Power, Inc. 56,191 115,753
#Somnigroup International, Inc. 45,910 2,999,300
#Sonic Automotive, Inc., Class A 5,833 534,186
*Sonos, Inc. 27,101 397,301
Standard Motor Products, Inc. 5,344 204,301
Starbucks Corp. 164,729 17,337,727
Steven Madden, Ltd. 17,275 796,032
*Stitch Fix, Inc., Class A 23,077 92,770
Strategic Education, Inc. 6,027 494,214
*Strattec Security Corp. 954 83,847
*Stride, Inc. 8,981 721,085
Sturm Ruger & Co., Inc. 5,048 187,634
Superior Group of Cos., Inc. 1,048 12,419
*Sweetgreen, Inc., Class A 2,614 16,860
Tapestry, Inc. 39,598 6,033,547
*Target Hospitality Corp. 20,668 314,154
*Tesla, Inc. 430,482 133,970,303
Texas Roadhouse, Inc., Class A 17,595 3,614,717
#Thor Industries, Inc. 12,724 953,918
TJX Cos., Inc. (The) 191,599 30,146,187
Toll Brothers, Inc. 21,649 3,158,373
Tractor Supply Co. 111,746 3,438,424
Travel + Leisure Co. 13,176 1,001,640
*Ulta Beauty, Inc. 10,962 5,621,642
#*Under Armour, Inc., Class A 54,091 359,705
*Under Armour, Inc., Class C 31,453 204,130
#*United Parks & Resorts, Inc. 7,242 323,210
*Universal Technical Institute,
Inc. 12,567 494,009
Upbound Group, Inc. 11,628 225,467
*Urban Outfitters, Inc. 20,006 1,484,045
#Vail Resorts, Inc. 4,968 742,120
*Valvoline, Inc. 35,564 1,366,013
*Vera Bradley, Inc. 2,086 7,113
*Versigent PLC 16,552 684,425
VF Corp. 85,996 1,231,463
*Victoria's Secret & Co. 18,561 1,645,990
Visteon Corp. 6,646 694,773
*Warby Parker, Inc., Class A 19,615 523,524
*Wayfair, Inc., Class A 18,631 1,581,772
Williams-Sonoma, Inc. 25,101 5,739,595
Wingstop, Inc. 2,869 371,507
Winmark Corp. 776 258,796
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Winnebago Industries, Inc. 6,044 $ 183,012
Wolverine World Wide, Inc. 23,248 457,521
Wyndham Hotels & Resorts, Inc. 20,904 1,564,873
Wynn Resorts, Ltd. 20,288 2,014,801
#*XPEL, Inc. 6,307 279,842
#*YETI Holdings, Inc. 21,540 1,054,168
#Yum! Brands, Inc. 51,396 7,877,979
*Zumiez, Inc. 3,468 68,216
TOTAL CONSUMER
DISCRETIONARY 1,232,397,756
CONSUMER STAPLES — (4.6%)
#Albertsons Cos., Inc., Class A 147,599 1,709,196
#Alico, Inc. 875 33,040
Altria Group, Inc. 241,394 16,494,452
Andersons, Inc. (The) 9,816 694,777
Archer-Daniels-Midland Co. 93,659 7,424,349
B&G Foods, Inc. 1,376 4,857
#*BJ's Wholesale Club Holdings,
Inc. 35,563 3,477,350
*Boston Beer Co., Inc. (The),
Class A 2,065 378,308
#Brown-Forman Corp., Class B 71,917 2,066,175
Bunge Global SA 44,518 4,729,147
Cal-Maine Foods, Inc. 16,696 1,465,575
#Campbell's Company (The) 4,461 98,053
#Casey's General Stores, Inc. 7,615 6,632,665
*Central Garden & Pet Co. 2,288 98,498
*Central Garden & Pet Co., Class
A 13,458 510,193
*Chefs' Warehouse, Inc. (The) 8,937 1,030,883
Church & Dwight Co., Inc. 52,683 5,205,607
Clorox Co. (The) 8,937 853,752
Coca-Cola Co. (The) 650,123 56,944,274
Coca-Cola Consolidated, Inc. 13,968 2,624,587
Colgate-Palmolive Co. 156,246 14,265,260
Conagra Brands, Inc. 97,681 1,417,351
Constellation Brands, Inc., Class
A 36,214 4,716,149
Costco Wholesale Corp. 61,787 58,814,427
*Darling Ingredients, Inc. 36,593 2,219,000
Del Monte Corp. 11,345 337,060
Dole PLC 27,352 386,757
Dollar General Corp. 53,883 6,845,835
*Dollar Tree, Inc. 54,407 6,921,114
Edgewell Personal Care Co. 9,858 268,039
#*elf Beauty, Inc. 13,100 1,085,859
Energizer Holdings, Inc. 10,801 226,497
Estee Lauder Cos., Inc. (The),
Class A 51,462 4,317,662
*Freshpet, Inc. 11,405 679,054
General Mills, Inc. 78,583 2,809,342
*Herbalife, Ltd. 25,109 311,854
Hershey Co. (The) 35,047 6,134,977
*Honest Co., Inc. (The) 22,178 80,950
Hormel Foods Corp. 120,082 3,003,251
Ingles Markets, Inc., Class A 3,878 349,059
#Ingredion, Inc. 14,803 1,472,306
Interparfums, Inc. 5,682 707,693

5
Dimensional US Core Equity Market ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
J.M. Smucker Co. (The) 25,582 $ 3,050,909
John B. Sanfilippo & Son, Inc. 2,084 172,472
Kenvue, Inc. 410,712 7,902,099
Keurig Dr Pepper, Inc. 264,416 8,228,626
#Kimberly-Clark Corp. 77,537 8,475,569
#Kraft Heinz Co. (The) 199,548 5,158,316
Kroger Co. (The) 177,392 10,242,614
Lamb Weston Holdings, Inc. 17,975 944,586
*Lifeway Foods, Inc. 2,698 80,346
Limoneira Co. 3,631 47,094
*Mama's Creations, Inc. 7,206 132,807
*Maplebear, Inc. 53,844 2,401,442
Marzetti Co. (The) 3,080 329,160
McCormick & Co., Inc. 35,283 1,795,905
*Mission Produce, Inc. 22,151 279,324
#Molson Coors Beverage Co.,
Class B 40,925 1,700,843
Mondelez International, Inc.,
Class A 297,636 18,545,699
*Monster Beverage Corp. 169,296 16,316,749
National Beverage Corp. 14,849 469,822
Natural Grocers by Vitamin
Cottage, Inc. 5,520 176,971
*Nature's Sunshine Products,
Inc. 3,780 76,167
Oil-Dri Corp. of America 2,121 210,424
PepsiCo, Inc. 221,393 30,897,607
*Performance Food Group Co. 34,847 3,986,148
Philip Morris International, Inc. 228,325 43,568,977
#Pilgrim's Pride Corp. 34,869 954,016
#*Post Holdings, Inc. 11,125 1,016,936
PriceSmart, Inc. 6,621 1,283,878
#Primo Brands Corp., Class A 16,546 375,594
Procter & Gamble Co. (The) 420,899 60,815,697
Reynolds Consumer Products,
Inc. 44,886 1,119,457
Seaboard Corp. 231 1,019,463
*Seneca Foods Corp., Class A 1,408 233,010
Smithfield Foods, Inc. 16,912 440,389
Spectrum Brands Holdings, Inc. 4,021 356,944
*Sprouts Farmers Market, Inc. 15,793 1,376,518
Sysco Corp. 117,014 9,974,273
Target Corp. 125,989 18,204,151
#Tootsie Roll Industries, Inc. 11,505 448,925
Turning Point Brands, Inc. 4,560 340,222
Tyson Foods, Inc., Class A 63,926 3,705,151
*United Natural Foods, Inc. 14,716 748,014
Universal Corp. 6,768 356,606
*US Foods Holding Corp. 57,571 5,791,067
Village Super Market, Inc., Class
A 2,163 95,042
*Vita Coco Co., Inc. (The) 9,457 623,595
Walmart, Inc. 644,058 71,619,250
WD-40 Co. 3,040 690,506
#Weis Markets, Inc. 6,466 498,205
TOTAL CONSUMER STAPLES 577,122,819
ENERGY — (4.3%)
Antero Midstream Corp. 104,627 2,298,655
Shares Value
ENERGY — (Continued)
*Antero Resources Corp. 77,796 $ 2,811,547
APA Corp. 113,062 4,219,474
Archrock, Inc. 45,367 1,622,324
Ardmore Shipping Corp. 11,177 194,368
#Atlas Energy Solutions, Inc.,
Class A 28,427 306,727
Baker Hughes Co., Class A 229,487 13,881,669
*BKV Corp. 21,199 518,527
*Borr Drilling, Ltd. 17,276 69,622
Bristow Group, Inc. 7,640 346,245
Cactus, Inc., Class A 15,840 1,029,758
California Resources Corp. 21,075 1,108,966
#*Centrus Energy Corp., Class A 3,606 638,010
Cheniere Energy, Inc. 53,615 14,131,305
Chevron Corp. 290,728 57,223,992
Chord Energy Corp. 13,587 1,907,343
*Clean Energy Fuels Corp. 59,885 116,177
*CNX Resources Corp. 37,831 1,354,350
#*Comstock Resources, Inc. 68,326 906,003
ConocoPhillips 240,392 28,962,428
Core Laboratories, Inc. 7,490 79,694
Core Natural Resources, Inc. 12,344 985,545
Crescent Energy Co., Class A 81,575 935,665
#CVR Energy, Inc. 31,327 1,115,868
Delek US Holdings, Inc. 7,071 479,909
Devon Energy Corp. 284,652 12,846,345
DHT Holdings, Inc. 39,731 737,805
Diamondback Energy, Inc. 66,253 13,446,046
Diversified Energy Co. 972 13,083
Dorian LPG, Ltd. 10,575 501,466
DT Midstream, Inc. 22,776 3,143,088
Energy Services of America
Corp. 2,447 35,188
EOG Resources, Inc. 141,324 21,013,465
Epsilon Energy, Ltd. 401 2,246
EQT Corp. 148,244 7,899,923
Evolution Petroleum Corp. 2,627 9,667
Excelerate Energy, Inc., Class A 7,078 277,953
Expand Energy Corp. 61,103 5,745,515
*Expro, Ltd. 26,162 417,284
ExxonMobil Holdings Corp. 702,434 109,186,341
#Flowco Holdings, Inc., Class A 3,173 64,888
*Forum Energy Technologies,
Inc. 2,624 164,446
FutureFuel Corp. 2,125 10,519
#*Geospace Technologies Corp. 440 3,216
#*Gran Tierra Energy, Inc. 4,571 34,237
Granite Ridge Resources, Inc. 34,541 164,070
*Green Plains, Inc. 19,029 320,639
*Gulfport Energy Corp. 4,127 665,974
Halliburton Co. 199,466 6,432,778
*Helix Energy Solutions Group,
Inc. 36,052 342,854
Helmerich & Payne, Inc. 25,645 886,548
HF Sinclair Corp. 44,333 4,055,139
*Innovex International, Inc. 18,409 516,925
International Seaways, Inc. 12,059 1,159,835
Kinder Morgan, Inc. 458,842 14,765,536

6
Dimensional US Core Equity Market ETF
continued
Shares Value
ENERGY — (Continued)
Kinetik Holdings, Inc., Class A 13,687 $ 692,152
#Kodiak Gas Services, Inc. 25,116 1,474,560
*Kosmos Energy, Ltd. 136,033 365,929
Liberty Energy, Inc., Class A 40,712 761,721
Magnolia Oil & Gas Corp., Class
A 57,134 1,468,915
Marathon Petroleum Corp. 66,391 21,010,760
#Matador Resources Co. 32,819 1,637,340
Murphy Oil Corp. 34,395 1,366,857
*Nabors Industries, Ltd. 4,955 424,495
NACCO Industries, Inc., Class A 419 19,861
*National Energy Services
Reunited Corp. 26,338 710,072
Natural Gas Services Group, Inc. 2,540 93,066
#Noble Corp. PLC 36,242 1,536,661
#Nordic American Tankers, Ltd. 63,590 415,243
Northern Oil & Gas, Inc. 13,319 281,697
NOV, Inc. 85,784 1,666,783
Occidental Petroleum Corp. 265,459 15,149,745
*Oceaneering International, Inc. 21,528 1,050,136
*Oil States International, Inc. 16,275 131,990
ONEOK, Inc. 148,374 13,473,843
Ovintiv, Inc. 68,628 4,286,505
*Par Pacific Holdings, Inc. 12,298 1,057,997
Patterson-UTI Energy, Inc. 94,899 994,541
PBF Energy, Inc., Class A 27,211 1,966,811
Peabody Energy Corp. 30,862 657,978
Permian Resources Corp., Class
A 210,914 4,494,577
Phillips 66 95,824 20,284,024
*PrimeEnergy Resources Corp. 527 97,021
*ProPetro Holding Corp. 33,502 371,872
Range Resources Corp. 57,694 2,315,837
Ranger Energy Services, Inc.,
Class A 4,496 72,161
*REX American Resources Corp. 8,142 350,432
Riley Exploration Permian, Inc. 5,591 191,604
RPC, Inc. 51,387 288,281
#*Sable Offshore Corp. 202 1,069
SandRidge Energy, Inc. 4,549 63,322
Scorpio Tankers, Inc. 11,040 859,574
*SEACOR Marine Holdings, Inc. 2,627 24,773
*Seadrill, Ltd. 16,777 752,281
Select Water Solutions, Inc.,
Class A 29,766 551,266
SFL Corp., Ltd., Class B 40,692 502,139
SLB, Ltd. 352,660 17,488,409
SM Energy Co. 15,805 513,979
Smart Sand, Inc. 4,784 20,619
Solaris Energy Infrastructure,
Inc., Class A 11,938 613,733
Sunococorp LLC 7,328 560,152
*Talos Energy, Inc. 42,570 646,213
Targa Resources Corp. 50,010 13,521,204
TechnipFMC PLC 91,504 6,557,177
#Teekay Corp., Ltd. 21,458 249,986
Teekay Tankers, Ltd., Class A 7,063 560,590
*TETRA Technologies, Inc. 30,208 232,602
#Texas Pacific Land Corp. 14,472 5,826,138
Shares Value
ENERGY — (Continued)
*Tidewater, Inc. 12,639 $ 948,683
*Transocean, Ltd. 262,656 1,397,330
#*Uranium Energy Corp. 93,457 897,187
VAALCO Energy, Inc. 29,613 157,837
*Valaris, Ltd. 16,307 1,291,351
Valero Energy Corp. 64,162 20,076,290
Venture Global, Inc., Class A 6,624 88,629
#Viper Energy, Inc., Class A 53,723 2,396,583
#Vitesse Energy, Inc. 5,302 82,711
W&T Offshore, Inc. 36,049 129,416
Weatherford International PLC 18,776 1,648,345
Williams Cos., Inc. (The) 222,940 15,949,128
World Kinect Corp. 13,689 545,643
TOTAL ENERGY 538,423,016
FINANCIALS — (13.4%)
1st Source Corp. 6,551 587,887
#Abacus Global Management,
Inc. 6,919 71,335
*Acacia Research Corp. 15,864 70,278
Acadian Asset Management, Inc. 7,173 620,393
ACNB Corp. 2,146 138,374
Affiliated Managers Group, Inc. 6,488 2,379,344
#*Affirm Holdings, Inc., Class A 59,875 4,281,661
Aflac, Inc. 109,664 13,979,967
Alerus Financial Corp. 6,041 200,984
Allstate Corp. (The) 68,757 18,157,349
Ally Financial, Inc. 75,237 3,260,019
Amalgamated Financial Corp. 7,980 394,052
Amerant Bancorp, Inc., Class A 9,952 294,579
American Coastal Insurance
Corp. 13,739 145,908
American Express Co. 102,984 34,628,370
American Financial Group, Inc. 20,930 2,966,200
American International Group,
Inc. 126,216 9,918,053
Ameriprise Financial, Inc. 24,654 13,457,139
Ameris Bancorp 15,681 1,367,540
AMERISAFE, Inc. 2,300 66,792
Ames National Corp. 966 29,550
Aon PLC, Class A 46,193 16,654,886
Apollo Global Management, Inc. 127,901 16,063,087
*Arch Capital Group, Ltd. 82,717 8,315,540
#Ares Management Corp., Class
A 26,899 3,445,493
Arrow Financial Corp. 3,615 144,022
Arthur J. Gallagher & Co. 38,440 9,587,705
Artisan Partners Asset
Management, Inc., Class A 22,306 875,287
Associated Banc-Corp 42,234 1,304,186
Assurant, Inc. 12,425 3,468,936
#Assured Guaranty, Ltd. 10,710 885,931
Atlantic Union Bankshares Corp. 33,722 1,430,824
*Atlanticus Holdings Corp. 657 69,307
Axis Capital Holdings, Ltd. 17,979 1,893,548
*Axos Financial, Inc. 14,451 1,465,476
*Baldwin Insurance Group, Inc.
(The), Class A 8,752 242,780
Banc of California, Inc. 36,891 706,463

7
Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
BancFirst Corp. 7,627 $ 860,478
*Bancorp, Inc. (The) 12,468 836,229
Bank First Corp. 2,694 411,482
Bank of America Corp. 1,007,045 62,386,438
Bank of Hawaii Corp. 9,724 776,948
Bank of Marin Bancorp 2,833 82,610
Bank of New York Mellon Corp.
(The) 113,126 17,684,988
Bank of NT Butterfield & Son,
Ltd. (The) 10,693 655,374
Bank OZK 26,535 1,361,245
Bank7 Corp. 1,025 51,537
BankUnited, Inc. 17,609 821,460
Bankwell Financial Group, Inc. 1,521 103,656
Banner Corp. 8,604 605,808
Bar Harbor Bankshares 4,322 171,627
BayCom Corp. 1,629 49,163
BCB Bancorp, Inc. 1,444 14,426
Beacon Financial Corp. 20,791 655,124
*Berkshire Hathaway, Inc., Class
B 268,559 137,378,671
BGC Group, Inc., Class A 86,369 994,971
Blackrock, Inc. 19,919 21,719,478
Blackstone, Inc. 83,019 10,605,677
*Block, Inc., Class A 110,796 9,001,067
#Blue Ridge Bankshares, Inc. 11,565 40,593
#BOK Financial Corp. 13,959 1,972,267
*Bowhead Specialty Holdings,
Inc. 3,398 103,945
Bread Financial Holdings, Inc. 10,054 1,086,536
*Bridgewater Bancshares, Inc. 5,126 104,980
*Brighthouse Financial, Inc. 19,921 1,233,309
Brown & Brown, Inc. 36,751 2,587,270
Burke & Herbert Financial
Services Corp. 4,274 313,070
Business First Bancshares, Inc. 8,123 258,474
Byline Bancorp, Inc. 12,379 486,123
California Bancorp 7,066 150,506
Camden National Corp. 4,574 264,789
Capital Bancorp, Inc. 3,135 117,030
Capital City Bank Group, Inc. 4,115 213,445
Capital One Financial Corp. 86,996 18,183,034
Capitol Federal Financial, Inc. 32,824 290,164
#Carlyle Group, Inc. (The) 83,493 3,842,348
Carter Bankshares, Inc. 4,744 164,048
Cass Information Systems, Inc. 3,480 194,602
Cathay General Bancorp 16,034 1,013,188
Cboe Global Markets, Inc. 22,645 7,025,158
Central Pacific Financial Corp. 6,364 250,742
CF Bankshares, Inc. 704 25,034
Charles Schwab Corp. (The) 244,126 25,691,820
Chemung Financial Corp. 775 63,155
ChoiceOne Financial Services,
Inc. 2,746 93,446
Chubb, Ltd. 55,363 19,414,697
Cincinnati Financial Corp. 36,692 6,519,435
Citigroup, Inc. 246,760 32,683,362
Citizens & Northern Corp. 2,799 71,067
Shares Value
FINANCIALS — (Continued)
Citizens Community Bancorp,
Inc. 878 $ 19,316
Citizens Financial Group, Inc. 94,505 6,771,283
City Holding Co. 3,426 497,147
Civista Bancshares, Inc. 6,019 174,912
CME Group, Inc., Class A 45,848 12,277,636
CNB Financial Corp. 7,184 252,158
CNO Financial Group, Inc. 18,963 1,044,672
#*Coastal Financial Corp. 3,570 146,334
Cohen & Steers, Inc. 14,628 1,203,446
*Coinbase Global, Inc., Class A 41,348 6,047,558
Colony Bankcorp, Inc. 4,425 96,996
Columbia Banking System, Inc. 69,648 2,177,893
*Columbia Financial, Inc. 67,512 729,800
Commerce Bancshares, Inc. 35,493 2,103,670
Community Financial System,
Inc. 12,633 818,745
Community Trust Bancorp, Inc. 4,608 361,498
Community West Bancshares 4,454 111,484
ConnectOne Bancorp, Inc. 13,785 454,078
*Consumer Portfolio Services,
Inc. 280 2,610
Corebridge Financial, Inc. 143,197 4,466,314
*Corpay, Inc. 18,113 6,921,158
Crawford & Co., Class A 5,299 57,812
Crawford & Co., Class B 8 81
#*Credit Acceptance Corp. 2,892 1,645,288
Cullen/Frost Bankers, Inc. 15,631 2,600,061
*Customers Bancorp, Inc. 9,511 748,325
CVB Financial Corp. 42,038 940,390
#*Dave, Inc. 2,544 948,123
DigitalBridge Group, Inc. 26,921 427,236
Dime Community Bancshares,
Inc. 11,896 484,881
Donegal Group, Inc., Class A 6,112 120,651
*Donnelley Financial Solutions,
Inc. 8,851 418,652
Eagle Bancorp Montana, Inc. 621 14,550
Eagle Bancorp, Inc. 7,896 219,114
East West Bancorp, Inc. 34,776 4,555,656
Eastern Bankshares, Inc. 54,486 1,250,999
Employers Holdings, Inc. 5,865 296,476
Enact Holdings, Inc. 20,916 989,745
*Encore Capital Group, Inc. 6,481 609,732
*Enova International, Inc. 6,328 1,608,198
Enterprise Financial Services
Corp. 9,272 614,826
Equitable Holdings, Inc. 55,271 2,633,663
Equity Bancshares, Inc., Class A 4,651 235,713
#Erie Indemnity Co., Class A 4,380 1,060,135
Esquire Financial Holdings, Inc. 2,168 280,149
Essent Group, Ltd. 22,068 1,455,605
*Euronet Worldwide, Inc. 6,389 455,727
Evercore, Inc., Class A 9,095 2,915,493
Everest Group, Ltd. 9,875 3,694,731
EVERTEC, Inc. 14,020 426,769
#*EZCORP, Inc., Class A 15,463 460,334
F&G Annuities & Life, Inc. 15,774 450,663

8
Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Farmers & Merchants Bancorp,
Inc. 2,777 $ 92,641
Farmers National Banc Corp. 7,746 122,852
*FB Bancorp, Inc. 2,605 40,260
FB Financial Corp. 13,725 828,715
Federal Agricultural Mortgage
Corp., Class C 2,447 556,937
Federated Hermes, Inc., Class B 23,780 1,425,849
Fidelity National Financial, Inc. 64,595 3,332,456
Fidelity National Information
Services, Inc. 60,028 2,687,454
Fifth Third Bancorp 191,904 10,842,576
*Finance Of America Cos, Inc.,
Class A 1,445 32,874
Financial Institutions, Inc. 4,600 190,716
First American Financial Corp. 24,609 1,845,429
First Bancorp 38,853 1,124,017
First Bancorp 10,565 664,222
First Bancorp, Inc. (The) 488 17,129
First Bank 3,400 63,002
First Busey Corp. 21,570 665,650
First Business Financial
Services, Inc. 1,621 113,810
First Citizens BancShares, Inc.,
Class A 2,381 5,206,414
First Commonwealth Financial
Corp. 26,372 567,789
First Community Bankshares,
Inc. 4,464 213,022
First Community Corp. 1,415 48,336
First Financial Bancorp 25,034 846,900
First Financial Bankshares, Inc. 33,693 1,183,972
First Financial Corp. 3,140 252,927
First Hawaiian, Inc. 29,603 822,667
First Horizon Corp. 113,342 2,906,089
First Internet Bancorp 857 25,247
First Interstate BancSystem, Inc.,
Class A 23,856 907,005
First Merchants Corp. 17,472 753,742
First Mid Bancshares, Inc. 6,228 324,417
First National Corp. 920 29,210
First United Corp. 415 18,318
*First Western Financial, Inc. 1,030 32,084
FirstCash Holdings, Inc. 11,403 2,326,326
*Firstsun Capital Bancorp 9,721 376,008
*Fiserv, Inc. 74,139 3,999,058
Five Star Bancorp 5,717 269,785
Flagstar Bank NA 97,006 1,379,425
*Flywire Corp. 33,379 534,398
FNB Corp. 83,205 1,572,574
Franklin Financial Services Corp. 49 3,095
Franklin Resources, Inc. 116,231 3,935,582
FS Bancorp, Inc. 417 17,893
Fulton Financial Corp. 46,912 1,141,369
FVCBankcorp, Inc. 2,622 48,743
*Galaxy Digital, Inc., Class A 7,371 154,865
GCM Grosvenor, Inc., Class A 11,865 148,075
*Genworth Financial, Inc., Class
A 92,065 904,999
Shares Value
FINANCIALS — (Continued)
German American Bancorp, Inc. 9,821 $ 499,692
Glacier Bancorp, Inc. 30,074 1,482,347
Global Payments, Inc. 62,128 5,223,722
Globe Life, Inc. 19,116 3,483,891
Goldman Sachs Group, Inc.
(The) 49,060 49,961,723
#*Goosehead Insurance, Inc.,
Class A 1,244 77,128
Great Southern Bancorp, Inc. 2,491 200,052
*Green Dot Corp., Class A 15,441 202,431
Greene County Bancorp, Inc. 694 23,221
*Greenlight Capital Re, Ltd.,
Class A 7,461 124,226
HA Sustainable Infrastructure
Capital, Inc. 11,061 418,880
*Hagerty, Inc., Class A 1,758 20,270
Hamilton Insurance Group, Ltd.,
Class B 15,382 553,137
Hamilton Lane, Inc., Class A 5,281 469,534
Hancock Whitney Corp. 19,309 1,486,793
Hanmi Financial Corp. 8,000 255,040
Hanover Insurance Group, Inc.
(The) 8,702 2,024,346
*Happen, Inc. 28,772 550,696
Hartford Insurance Group, Inc.
(The) 72,751 10,324,094
Hawthorn Bancshares, Inc. 56 2,183
HBT Financial, Inc. 3,452 123,720
HCI Group, Inc. 4,021 703,715
Heritage Financial Corp. 10,010 297,597
*Heritage Insurance Holdings,
Inc. 8,701 255,548
#Hingham Institution For Savings
(The) 51 14,544
*Hippo Holdings, Inc. 5,399 169,799
Home Bancorp, Inc. 1,792 127,841
Home BancShares, Inc. 49,157 1,527,308
HomeTrust Bancshares, Inc. 3,727 190,785
Hope Bancorp, Inc. 33,162 464,600
Horace Mann Educators Corp. 10,481 546,165
Horizon Bancorp, Inc. 12,692 259,551
Houlihan Lokey, Inc., Class A 11,669 1,464,343
Huntington Bancshares, Inc. 413,400 7,044,336
Independent Bank Corp. 11,398 955,494
Independent Bank Corp. 5,402 206,356
Interactive Brokers Group, Inc.,
Class A 41,055 3,612,429
Intercontinental Exchange, Inc. 129,880 19,804,102
International Bancshares Corp. 14,704 1,125,444
Invesco, Ltd. 106,553 3,153,969
Investar Holding Corp. 3,724 112,167
Investors Title Co. 426 123,238
Jack Henry & Associates, Inc. 16,983 2,616,061
Jackson Financial, Inc., Class A 20,780 2,540,978
James River Group Holdings,
Inc. 6,570 29,499
Jefferies Financial Group, Inc. 49,560 2,705,976
JPMorgan Chase & Co. 450,440 158,460,288
Kearny Financial Corp. 13,106 125,687

9
Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
KeyCorp 247,634 $ 5,594,052
Kingstone Cos., Inc. 3,652 72,930
#Kinsale Capital Group, Inc. 4,618 1,645,948
KKR & Co., Inc. 68,170 6,914,483
Lakeland Financial Corp. 6,768 424,015
Lazard, Inc., Class A 29,215 1,238,132
LCNB Corp. 8 158
#*LendingTree, Inc. 3,204 102,079
Lincoln National Corp. 44,693 2,038,448
Live Oak Bancshares, Inc. 12,437 532,304
Loews Corp. 46,007 5,337,272
LPL Financial Holdings, Inc. 20,151 7,127,409
M&T Bank Corp. 29,436 7,249,792
MainStreet Bancshares, Inc. 84 1,937
*Markel Group, Inc. 2,836 5,338,316
*Marqeta, Inc., Class A 21,282 369,456
Marsh & McLennan Cos., Inc. 79,036 14,992,339
Mastercard, Inc., Class A 139,043 79,685,543
Mechanics Bancorp 5,639 94,679
Mercantile Bank Corp. 4,399 264,292
#Merchants Bancorp 11,476 633,246
Mercury General Corp. 14,214 1,522,604
Meridian Corp. 1,379 27,084
MetLife, Inc. 171,124 16,450,150
Metrocity Bankshares, Inc. 6,503 230,076
Metropolitan Bank Holding Corp. 3,087 285,486
MGIC Investment Corp. 49,535 1,488,031
Mid Penn Bancorp, Inc. 6,243 239,357
Midland States Bancorp, Inc. 5,771 194,310
Moelis & Co., Class A 18,867 1,265,598
Moody's Corp. 35,680 17,068,598
Morgan Stanley 195,048 41,042,000
Morningstar, Inc. 4,068 783,375
MSCI, Inc., Class A 14,923 8,539,538
MVB Financial Corp. 1,727 52,933
Nasdaq, Inc. 122,013 11,492,404
National Bank Holdings Corp.,
Class A 12,017 519,014
National Bankshares, Inc. 446 18,108
Navient Corp. 21,995 184,538
#NB Bancorp, Inc. 10,509 241,812
NBT Bancorp, Inc. 14,031 738,732
*NCR Atleos Corp. 18,202 856,040
Nelnet, Inc., Class A 6,159 836,823
*NerdWallet, Inc., Class A 7,825 70,425
*NI Holdings, Inc. 16 242
Nicolet Bankshares, Inc. 4,869 832,209
*NMI Holdings, Inc., Class A 19,770 875,811
Northeast Bank 1,979 245,732
Northeast Community Bancorp,
Inc. 1,957 52,252
Northern Trust Corp. 43,326 7,893,564
Northrim BanCorp, Inc. 5,633 149,331
Northwest Bancshares, Inc. 36,278 571,016
Norwood Financial Corp. 703 23,895
Oak Valley Bancorp 1,544 52,295
OceanFirst Financial Corp. 20,139 388,884
*Octave Specialty Group, Inc. 7,800 42,120
Shares Value
FINANCIALS — (Continued)
OFG Bancorp 11,572 $ 611,696
Ohio Valley Banc Corp. 59 2,482
Old National Bancorp 92,721 2,470,087
Old Republic International Corp. 60,429 2,611,137
Old Second Bancorp, Inc. 13,109 331,527
OneMain Holdings, Inc., Class A 35,188 2,202,065
*Onity Group, Inc. 1,779 65,218
*Oportun Financial Corp. 6,091 33,744
Oppenheimer Holdings, Inc.,
Class A 2,444 260,628
*OppFi, Inc. 6,790 63,622
Orange County Bancorp, Inc. 2,673 102,242
Origin Bancorp, Inc. 7,912 433,024
Orrstown Financial Services, Inc. 6,600 282,018
*Oscar Health, Inc., Class A 50,432 1,574,487
*Palomar Holdings, Inc. 6,807 910,709
Park National Corp. 4,442 924,602
Parke Bancorp, Inc. 1,917 65,466
Pathward Financial, Inc. 5,728 505,439
*Paymentus Holdings, Inc., Class
A 7,902 269,458
*Payoneer Global, Inc. 79,925 573,062
PayPal Holdings, Inc. 140,690 8,048,875
#*Paysafe, Ltd. 5,961 48,165
*Paysign, Inc. 9,350 83,776
PCB Bancorp 1,215 33,862
Peapack-Gladstone Financial
Corp. 3,839 176,517
Pelagos Insurance Capital, Ltd. 23,903 604,507
PennyMac Financial Services,
Inc. 12,202 920,153
Peoples Bancorp of North
Carolina, Inc. 559 24,037
Peoples Bancorp, Inc. 9,395 391,396
Peoples Financial Services Corp. 2,246 158,029
Perella Weinberg Partners, Class
A 16,776 296,096
Pinnacle Financial Partners, Inc. 33,132 3,486,480
#Piper Sandler Cos. 15,590 1,181,722
PJT Partners, Inc., Class A 5,800 976,198
Plumas Bancorp 1,210 74,185
PNC Financial Services Group,
Inc. (The) 59,607 14,894,001
*Ponce Financial Group, Inc. 4,609 93,010
Popular, Inc. 15,589 2,731,349
*Porch Group, Inc. 16,393 236,879
*PRA Group, Inc. 10,115 175,698
Preferred Bank/Los Angeles CA 3,171 331,179
Primerica, Inc. 8,399 2,687,344
Primis Financial Corp. 6,040 96,761
Princeton Bancorp, Inc. 84 3,464
Principal Financial Group, Inc. 52,952 6,020,642
*Priority Technology Holdings,
Inc. 10,626 69,069
PROG Holdings, Inc. 9,096 400,406
Progressive Corp. (The) 96,709 20,446,217
Prosperity Bancshares, Inc. 28,284 2,117,623
Provident Financial Holdings, Inc. 56 995
Provident Financial Services, Inc. 35,347 872,364

10
Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Prudential Financial, Inc. 81,655 $ 9,968,442
QCR Holdings, Inc. 4,427 455,760
Radian Group, Inc. 32,479 1,266,356
Raymond James Financial, Inc. 45,559 8,017,473
RBB Bancorp 2,770 73,045
Red River Bancshares, Inc. 1,409 141,675
Regional Management Corp. 1,202 38,789
Regions Financial Corp. 197,864 6,123,891
Reinsurance Group of America,
Inc. 14,369 3,403,298
*Remitly Global, Inc. 44,303 1,008,779
RenaissanceRe Holdings, Ltd. 10,391 3,324,912
Renasant Corp. 22,231 968,605
Republic Bancorp, Inc., Class A 4,248 422,846
*Rhinebeck Bancorp, Inc. 193 2,315
Richmond Mutual Bancorp, Inc. 8 125
RLI Corp. 21,323 1,305,821
*Robinhood Markets, Inc., Class
A 141,359 12,236,035
*Rocket Cos., Inc., Class A 156,211 2,015,122
S&P Global, Inc. 43,102 17,755,007
S&T Bancorp, Inc. 9,756 508,775
Safety Insurance Group, Inc. 4,022 415,835
SB Financial Group, Inc. 89 2,339
Seacoast Banking Corp. of
Florida 22,763 790,787
*Security National Financial
Corp., Class A 21 197
SEI Investments Co. 26,872 2,767,279
Selective Insurance Group, Inc. 13,923 1,319,761
ServisFirst Bancshares, Inc. 12,788 1,144,526
#*Sezzle, Inc. 6,233 964,557
Shore Bancshares, Inc. 7,143 175,003
Sierra Bancorp 2,790 113,720
Silvercrest Asset Management
Group, Inc., Class A 237 2,436
Simmons First National Corp.,
Class A 36,035 850,066
*SiriusPoint, Ltd. 28,229 667,616
*Skyward Specialty Insurance
Group, Inc. 9,525 571,024
#SLM Corp. 49,069 1,275,549
SmartFinancial, Inc. 3,173 166,265
#*SoFi Technologies, Inc. 294,260 4,799,381
South Plains Financial, Inc. 507 22,734
*Southern First Bancshares, Inc. 2,003 124,987
Southern Missouri Bancorp, Inc. 2,352 182,068
Southside Bancshares, Inc. 7,448 242,134
SOUTHSTATE BANK Corp. 23,397 2,458,791
State Street Corp. 58,191 10,716,455
*<Sterling Bancorp, Inc. 16 –
Stewart Information Services
Corp. 7,080 478,537
Stifel Financial Corp. 38,615 3,201,570
Stock Yards Bancorp, Inc. 7,639 650,079
*StoneX Group, Inc. 25,910 1,983,890
Synchrony Financial 92,722 7,027,400
T. Rowe Price Group, Inc. 53,963 6,030,365
Texas Capital Bancshares, Inc. 10,321 1,020,231
Shares Value
FINANCIALS — (Continued)
#TFS Financial Corp. 43,614 $ 802,934
*Third Coast Bancshares, Inc. 3,706 162,471
Timberland Bancorp, Inc. 1,159 51,958
Tiptree, Inc. 7,841 139,335
*Toast, Inc., Class A 51,183 1,651,675
Tompkins Financial Corp. 3,660 365,414
Towne Bank/Portsmouth VA 22,686 860,026
TPG, Inc., Class A 20,079 876,649
Tradeweb Markets, Inc., Class A 21,681 2,178,940
Travelers Cos., Inc. (The) 62,385 23,354,449
TriCo Bancshares 7,890 453,991
*Triumph Financial, Inc. 6,415 487,091
Truist Financial Corp. 269,209 13,955,795
#*Trupanion, Inc. 6,025 147,552
TrustCo Bank Corp. 4,171 237,664
Trustmark Corp. 15,830 751,133
UMB Financial Corp. 18,312 2,668,608
United Bankshares, Inc. 31,858 1,543,520
United Community Banks, Inc. 28,683 1,016,526
United Fire Group, Inc. 6,517 334,713
Unity Bancorp, Inc. 2,530 148,992
Universal Insurance Holdings,
Inc. 8,301 362,837
Univest Financial Corp. 6,926 306,406
Unum Group 35,166 3,028,144
US Bancorp 271,246 17,091,210
#UWM Holdings Corp. 64,847 118,022
Valley National Bancorp 131,345 1,876,920
*Velocity Financial, Inc. 5,977 104,837
#Victory Capital Holdings, Inc.,
Class A 14,460 1,431,974
Virtu Financial, Inc., Class A 22,562 1,325,066
Virtus Investment Partners, Inc. 1,573 250,658
Visa, Inc., Class A 255,061 93,385,484
Voya Financial, Inc. 21,529 2,140,628
W. R. Berkley Corp. 93,411 6,776,034
WaFd, Inc. 19,102 702,381
Walker & Dunlop, Inc. 2,885 143,356
Washington Trust Bancorp, Inc. 4,900 191,002
Waterstone Financial, Inc. 3,098 63,571
Webster Financial Corp. 34,055 2,629,727
Wells Fargo & Co. 516,947 44,690,068
WesBanco, Inc. 24,056 995,437
West Bancorp, Inc. 1,999 56,072
Westamerica Bancorp 5,626 338,404
Western Alliance Bancorp 25,905 2,085,093
Western New England Bancorp,
Inc. 376 4,862
#Western Union Co. (The) 95,879 609,790
*WEX, Inc. 10,199 1,906,805
#White Mountains Insurance
Group, Ltd. 610 1,279,615
#Willis Towers Watson PLC 23,001 7,726,496
Wintrust Financial Corp. 16,227 2,588,856
#WisdomTree, Inc. 38,434 744,467
*World Acceptance Corp. 1,300 233,753
WSFS Financial Corp. 12,463 999,533

11
Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Zions Bancorp NA 36,679 $ 2,556,526
TOTAL FINANCIALS 1,693,336,746
HEALTH CARE — (9.1%)
*10X Genomics, Inc., Class A 27,333 1,292,031
*4D Molecular Therapeutics, Inc. 9,930 101,087
Abbott Laboratories 246,437 26,048,391
AbbVie, Inc. 267,280 67,071,243
*Absci Corp. 15,954 124,122
#*Acadia Healthcare Co., Inc. 18,171 538,225
*ACADIA Pharmaceuticals, Inc. 39,121 1,012,060
*Aclaris Therapeutics, Inc. 26,214 136,313
*AdaptHealth Corp., Class A 30,090 324,972
*Addus HomeCare Corp. 4,376 505,341
*ADMA Biologics, Inc. 24,505 207,312
Agilent Technologies, Inc. 62,563 8,656,842
*Agios Pharmaceuticals, Inc. 17,627 529,163
*Align Technology, Inc. 18,039 3,051,477
*Alignment Healthcare, Inc. 30,564 453,875
*Alkermes PLC 33,847 1,658,165
*Alnylam Pharmaceuticals, Inc. 23,613 4,852,944
#*Altimmune, Inc. 9,653 27,415
#*Alumis, Inc. 612 17,289
Amgen, Inc. 99,731 38,412,392
*AMN Healthcare Services, Inc. 7,656 257,471
*Amneal Pharmaceuticals, Inc. 62,487 1,144,762
*Amphastar Pharmaceuticals,
Inc. 12,763 254,494
*Amylyx Pharmaceuticals, Inc. 13,188 267,848
*AngioDynamics, Inc. 10,769 159,274
*ANI Pharmaceuticals, Inc. 6,207 491,843
*Anika Therapeutics, Inc. 1,436 27,686
*Annexon, Inc. 19,704 100,392
#*Arcturus Therapeutics
Holdings, Inc. 3,714 21,393
#*Arcus Biosciences, Inc. 12,625 355,899
#*ArriVent Biopharma, Inc. 2,586 77,115
*Arrowhead Pharmaceuticals,
Inc. 25,782 2,182,446
*Artivion, Inc. 9,530 255,690
*Arvinas, Inc. 14,344 115,182
#*Astrana Health, Inc. 13,356 474,939
*Atea Pharmaceuticals, Inc. 16,361 76,897
*AtriCure, Inc. 14,222 537,023
*Aura Biosciences, Inc. 8,911 62,466
*Avantor, Inc. 1,476 20,339
*Aveanna Healthcare Holdings,
Inc. 29,345 275,550
*Axogen, Inc. 5,335 225,190
#*Azenta, Inc. 9,738 273,930
Baxter International, Inc. 1,588 41,542
*Beam Therapeutics, Inc. 24,082 614,573
Becton Dickinson & Co. 53,145 8,801,875
*Beta Bionics, Inc. 5,168 66,305
#*Bicara Therapeutics, Inc. 7,990 216,529
#*BioAge Labs, Inc. 4,358 39,396
*Biogen, Inc. 28,881 5,861,399
*BioLife Solutions, Inc. 11,813 369,511
*BioMarin Pharmaceutical, Inc. 44,514 2,671,730
Shares Value
HEALTH CARE — (Continued)
#*Bio-Rad Laboratories, Inc.,
Class A 5,213 $ 1,696,727
Bio-Techne Corp. 30,368 2,189,229
*Bioventus, Inc., Class A 12,859 169,353
*Boston Scientific Corp. 141,180 6,597,341
*Bridgebio Pharma, Inc. 33,156 2,655,464
#*BrightSpring Health Services,
Inc. 40,080 2,393,177
Bristol-Myers Squibb Co. 430,993 28,148,153
*Brookdale Senior Living, Inc. 48,332 705,647
Bruker Corp. 19,785 1,243,289
*Butterfly Network, Inc., Class A 39,573 281,364
*C4 Therapeutics, Inc. 19,202 66,823
*Cabaletta Bio, Inc. 22,315 59,804
Cardinal Health, Inc. 45,699 10,512,141
*CareDx, Inc. 10,288 449,689
*Castle Biosciences, Inc. 7,521 210,588
*Celldex Therapeutics, Inc. 15,559 592,176
Cencora, Inc. 45,330 14,113,042
*Centene Corp. 86,710 5,395,096
#*Century Therapeutics, Inc. 9,378 18,944
#*CG oncology, Inc. 13,756 979,290
#*Charles River Laboratories
International, Inc. 9,979 2,320,217
Chemed Corp. 3,025 1,610,056
Cigna Group (The) 63,364 17,681,724
#*Claritev Corp., Class A 524 11,900
#*Climb Bio, Inc. 8,176 97,294
*Collegium Pharmaceutical, Inc. 10,045 355,493
*Community Health Systems,
Inc. 33,838 94,408
*Compass Therapeutics, Inc. 19,635 37,503
Concentra Group Holdings
Parent, Inc. 36,414 1,152,503
#*Contineum Therapeutics, Inc.,
Class A 4,445 68,853
*Cooper Cos., Inc. (The) 43,268 3,129,142
*Corbus Pharmaceuticals
Holdings, Inc. 2,680 24,040
*Corcept Therapeutics, Inc. 14,060 1,609,729
*CorVel Corp. 6,389 383,723
*Crinetics Pharmaceuticals, Inc. 24,187 2,020,098
*CryoPort, Inc. 13,873 209,344
*CUE Biopharma, Inc. 116 3,113
*Cullinan Therapeutics, Inc. 16,447 271,376
CVS Health Corp. 197,043 20,577,201
*Cytek Biosciences, Inc. 26,782 113,020
*CytomX Therapeutics, Inc. 24,102 74,716
Danaher Corp. 83,184 16,219,216
*DaVita, Inc. 13,206 3,170,629
*Denali Therapeutics, Inc. 38,627 889,194
DENTSPLY SIRONA, Inc. 32,945 440,475
*Design Therapeutics, Inc. 15,313 186,512
*Dexcom, Inc. 67,225 5,609,926
*Dianthus Therapeutics, Inc. 7,297 780,195
*Disc Medicine, Inc., Class A 8,580 660,660
#*Doximity, Inc., Class A 10,812 226,079
*Dyne Therapeutics, Inc. 37,664 948,380
*Edgewise Therapeutics, Inc. 15,310 588,363

12
Dimensional US Core Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Edwards Lifesciences Corp. 106,681 $ 9,182,034
*Elanco Animal Health, Inc. 112,598 2,969,209
#*Eledon Pharmaceuticals, Inc. 13,360 45,157
Elevance Health, Inc. 31,724 11,923,148
Eli Lilly & Co. 134,147 154,113,440
*Emergent BioSolutions, Inc. 10,026 72,388
*Enanta Pharmaceuticals, Inc. 4,851 61,123
Encompass Health Corp. 25,305 2,810,626
*Enliven Therapeutics, Inc. 7,755 425,052
*Enovis Corp. 13,392 390,377
Ensign Group, Inc. (The) 13,069 2,328,373
*Entrada Therapeutics, Inc. 4,896 33,244
*Envista Holdings Corp. 39,985 1,091,990
*Erasca, Inc. 18,981 344,505
*Exelixis, Inc. 58,910 3,123,997
*EyePoint, Inc. 10,667 130,671
*Fate Therapeutics, Inc. 7,974 19,536
*First Tracks Biotherapeutics,
Inc. 2,341 103,098
*Fortrea Holdings, Inc. 21,898 419,785
#*Fulgent Genetics, Inc. 6,049 100,111
GE HealthCare Technologies,
Inc. 107,121 7,286,370
*GeneDx Holdings Corp., Class
A 2,772 180,485
Gilead Sciences, Inc. 231,316 30,119,656
*Ginkgo Bioworks Holdings, Inc. 8,620 69,736
*Glaukos Corp. 378 63,020
#*Globus Medical, Inc., Class A 27,167 2,140,488
*GoodRx Holdings, Inc., Class A 14,987 46,010
#*GRAIL, Inc. 10,405 713,367
*Guardant Health, Inc. 15,320 2,481,687
#*Guardian Pharmacy Services,
Inc., Class A 6,605 261,096
*Haemonetics Corp. 14,641 1,252,391
*Halozyme Therapeutics, Inc. 29,890 2,467,121
*Harmony Biosciences Holdings,
Inc. 14,257 502,417
#*Harrow, Inc. 10,408 403,518
HCA Healthcare, Inc. 25,516 10,272,486
*HealthEquity, Inc. 18,731 1,884,526
HealthStream, Inc. 5,518 154,725
*Henry Schein, Inc. 25,929 2,223,412
Humana, Inc. 20,073 7,303,762
*ICON PLC 15,008 2,454,784
*ICU Medical, Inc. 6,148 1,035,999
*Ideaya Biosciences, Inc. 21,144 750,612
*IDEXX Laboratories, Inc. 17,657 9,871,499
*Illumina, Inc. 27,243 5,587,539
#*Immunome, Inc. 16,375 372,695
*Incyte Corp. 43,213 5,164,818
*Indivior Pharmaceuticals, Inc. 25,517 1,020,935
*Innoviva, Inc. 20,704 434,163
*Inogen, Inc. 3,394 21,891
*Insmed, Inc. 18,487 1,822,818
*Insulet Corp. 2,582 426,934
*Integer Holdings Corp. 7,657 928,105
*Integra LifeSciences Holdings
Corp. 19,275 320,929
Shares Value
HEALTH CARE — (Continued)
#*Intellia Therapeutics, Inc. 32,357 $ 345,573
*Intuitive Surgical, Inc. 39,106 13,817,323
*Ionis Pharmaceuticals, Inc. 1,669 86,404
#*Iovance Biotherapeutics, Inc. 146,278 595,351
*IQVIA Holdings, Inc. 40,752 9,577,535
iRadimed Corp. 1,919 174,360
*Ironwood Pharmaceuticals, Inc.,
Class A 11,941 50,510
*Jazz Pharmaceuticals PLC 13,729 3,471,515
Johnson & Johnson 351,613 90,135,993
*Keros Therapeutics, Inc. 4,900 49,343
#*Kiniksa Pharmaceuticals
International PLC, Class A 8,599 639,250
*Kodiak Sciences, Inc. 8,843 367,692
*Krystal Biotech, Inc. 4,944 1,686,497
*Kura Oncology, Inc. 6,788 61,160
*Kymera Therapeutics, Inc. 15,117 1,563,098
*Kyverna Therapeutics, Inc. 9,654 70,474
Labcorp Holdings, Inc. 19,831 6,131,745
#*Lantheus Holdings, Inc. 13,952 1,390,177
#*Larimar Therapeutics, Inc. 18,652 71,251
LeMaitre Vascular, Inc. 5,460 553,207
*Lexeo Therapeutics, Inc. 10,699 44,187
*LifeStance Health Group, Inc. 95,391 999,698
*Ligand Pharmaceuticals, Inc. 3,926 1,128,882
*Liquidia Corp. 114 9,589
*LivaNova PLC 12,259 982,436
*Madrigal Pharmaceuticals, Inc. 20 9,346
*MBX Biosciences, Inc. 4,080 268,994
McKesson Corp. 16,950 14,512,421
*Medpace Holdings, Inc. 6,228 3,594,241
Medtronic PLC 205,693 17,564,125
Merck & Co., Inc. 479,633 62,448,217
*Merit Medical Systems, Inc. 10,521 894,390
Mesa Laboratories, Inc. 1,599 161,195
*Mettler-Toledo International, Inc. 4,984 7,058,839
#*Mineralys Therapeutics, Inc. 13,151 335,614
#*Moderna, Inc. 67,653 3,708,737
*Molina Healthcare, Inc. 11,423 2,234,567
#*Monte Rosa Therapeutics, Inc. 14,092 232,800
*Myriad Genetics, Inc. 20,708 59,225
*Natera, Inc. 18,517 4,958,112
National HealthCare Corp. 4,194 947,970
#*Neogen Corp. 58,036 698,753
*NeoGenomics, Inc. 30,125 460,611
*Neurocrine Biosciences, Inc. 20,775 3,465,270
*Neurogene, Inc. 1,338 44,007
*Nkarta, Inc. 17,065 35,666
*Novocure, Ltd. 7,332 108,807
NRC Health 4,118 80,342
*Nurix Therapeutics, Inc. 21,135 490,543
*Ocular Therapeutix, Inc. 50,224 410,330
*Olema Pharmaceuticals, Inc. 21,603 247,354
#*OmniAb, Inc. 22,797 45,138
*OmniAb, Inc.- Vesting 12.5 666 –
*OmniAb, Inc.- Vesting 15 666 –
*Omnicell, Inc. 12,086 427,482
*Option Care Health, Inc. 36,663 844,349

13
Dimensional US Core Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*OraSure Technologies, Inc. 8,145 $ 32,987
*Organogenesis Holdings, Inc.,
Class A 22,383 53,048
Organon & Co. 49,641 672,636
*ORIC Pharmaceuticals, Inc. 22,716 251,466
*OrthoPediatrics Corp. 5,853 118,172
*Pacira BioSciences, Inc. 9,932 262,304
*PACS Group, Inc. 30,497 1,403,167
*Pediatrix Medical Group, Inc. 23,041 610,817
*Pennant Group, Inc. (The) 7,263 292,844
#*Penumbra, Inc. 6,022 1,934,206
*Personalis, Inc. 26,050 329,793
#*Perspective Therapeutics, Inc. 16,052 46,711
Pfizer, Inc. 932,757 23,328,253
Phibro Animal Health Corp.,
Class A 5,404 196,327
#*Precision BioSciences, Inc. 2,884 20,159
#*Prestige Consumer Healthcare,
Inc. 6,651 334,013
*Privia Health Group, Inc. 28,904 684,158
*Procept Biorobotics Corp. 345 6,424
*Progyny, Inc. 16,942 527,404
*Protara Therapeutics, Inc. 18,477 72,430
#*Prothena Corp. PLC 16,113 130,838
*Puma Biotechnology, Inc. 12,537 99,418
Quest Diagnostics, Inc. 26,447 6,162,415
*QuidelOrtho Corp. 708 11,873
*RadNet, Inc. 16,264 1,037,318
*Rapport Therapeutics, Inc. 1,084 44,422
Regeneron Pharmaceuticals, Inc. 20,034 15,278,529
*Relay Therapeutics, Inc. 42,860 807,054
#*Repligen Corp. 11,427 1,611,321
*Replimune Group, Inc. 999 11,189
#ResMed, Inc. 32,674 6,893,561
*Revolution Medicines, Inc. 29,622 5,555,014
#Revvity, Inc. 24,920 2,803,998
*Rezolute, Inc. 19,647 92,734
#*Rigel Pharmaceuticals, Inc. 3,010 110,798
*Rocket Pharmaceuticals, Inc. 20,859 64,873
*Roivant Sciences, Ltd. 154,017 5,222,716
#*Sagimet Biosciences, Inc.,
Class A 1,776 12,627
*Sana Biotechnology, Inc. 12,291 38,471
*Sarepta Therapeutics, Inc. 27,444 407,818
*Scilex Holding Co. 66 440
*Senseonics Holdings, Inc. 434 2,183
*Septerna, Inc. 2,955 101,800
*SI-BONE, Inc. 8,441 149,912
SIGA Technologies, Inc. 5,523 18,060
#*Simulations Plus, Inc. 4,801 87,522
*Solid Biosciences, Inc. 26,892 216,750
*Solventum Corp. 28,639 2,446,916
*Sotera Health Co. 73,360 1,310,210
*STAAR Surgical Co. 9,323 227,108
STERIS PLC 23,890 5,456,476
#*Stoke Therapeutics, Inc. 14,583 420,865
*Strata Critical Medical, Inc. 18,876 94,758
Stryker Corp. 48,911 15,930,313
Shares Value
HEALTH CARE — (Continued)
*Supernus Pharmaceuticals, Inc. 15,465 $ 690,203
#*Surgery Partners, Inc. 8,270 127,358
*Tactile Systems Technology,
Inc. 4,772 134,427
*Tango Therapeutics, Inc. 4,480 121,766
*Taysha Gene Therapies, Inc. 3,045 17,844
*Tectonic Therapeutic, Inc. 389 10,904
#*Teladoc Health, Inc. 43,186 289,778
Teleflex, Inc. 7,310 999,350
*Tenax Therapeutics, Inc. 5,403 74,021
*Tenet Healthcare Corp. 22,451 5,720,066
#*TG Therapeutics, Inc. 23,974 1,247,367
Thermo Fisher Scientific, Inc. 49,206 28,259,006
*<Third Harmonic Bio, Inc. 2,139 171
*TransMedics Group, Inc. 6,845 523,711
#*Tyra Biosciences, Inc. 1,279 40,775
*UFP Technologies, Inc. 1,656 421,916
*United Therapeutics Corp. 9,084 4,702,878
UnitedHealth Group, Inc. 122,388 50,717,587
Universal Health Services, Inc.,
Class B 11,783 1,984,729
*Upstream Bio, Inc. 10,145 64,015
US Physical Therapy, Inc. 4,165 329,285
Utah Medical Products, Inc. 264 18,617
*Vanda Pharmaceuticals, Inc. 10,453 53,310
*Vaxcyte, Inc. 32,072 1,734,454
*Veeva Systems, Inc., Class A 23,030 4,693,053
#*Vera Therapeutics, Inc., Class
A 10,449 335,413
*Veracyte, Inc. 19,717 913,291
*Vericel Corp. 12,282 564,481
*Vertex Pharmaceuticals, Inc. 34,654 16,533,423
Viatris, Inc. 267,915 4,704,587
*Viking Therapeutics, Inc. 1,939 61,544
*Vir Biotechnology, Inc. 39,437 341,524
#*Viridian Therapeutics, Inc. 25,458 481,665
*Voyager Therapeutics, Inc. 5,408 16,386
#*Waters Corp. 19,372 7,309,249
*WaVe Life Sciences, Ltd. 19,385 106,811
West Pharmaceutical Services,
Inc. 15,020 5,121,219
*Whitehawk Therapeutics, Inc. 3,560 13,706
*Xencor, Inc. 8,480 171,381
*Xeris Biopharma Holdings, Inc. 4,518 36,505
#*Zentalis Pharmaceuticals, Inc. 10,252 48,596
*Zevra Therapeutics, Inc. 13,951 132,674
Zimmer Biomet Holdings, Inc. 45,016 4,228,353
Zoetis, Inc., Class A 70,832 5,474,605
*Zymeworks, Inc. 12,951 284,145
TOTAL HEALTH CARE 1,145,376,088
INDUSTRIALS — (10.6%)
*3D Systems Corp. 30,366 80,166
3M Co. 119,402 21,048,185
#A.O. Smith Corp. 26,677 1,604,088
AAON, Inc. 16,122 1,435,825
*AAR Corp. 8,654 1,211,906
ABM Industries, Inc. 14,167 678,741
ACCO Brands Corp. 21,900 92,418

14
Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Acuity, Inc. 7,141 $ 2,345,033
Advanced Drainage Systems,
Inc. 19,975 2,766,138
Aebi Schmidt Holding AG 6,056 78,062
AECOM 30,558 2,212,094
*AerSale Corp. 9,085 56,327
#AGCO Corp. 17,225 1,759,706
#*AirJoule Technologies Corp.,
Class A 11,366 48,078
Alamo Group, Inc. 2,687 427,448
*Alaska Air Group, Inc. 27,466 1,303,262
Albany International Corp., Class
A 7,487 557,856
*Allegiant Travel Co. 5,906 579,260
Allegion PLC 23,622 3,718,103
Allient, Inc. 3,513 307,247
Allison Transmission Holdings,
Inc. 18,980 2,173,969
*Amentum Holdings, Inc. 35,356 784,903
*Ameresco, Inc., Class A 5,889 124,081
#*American Airlines Group, Inc. 130,447 1,991,926
*American Superconductor Corp. 8,912 261,745
AMETEK, Inc. 49,917 12,065,438
*API Group Corp. 92,545 3,672,186
Apogee Enterprises, Inc. 5,616 222,394
Applied Industrial Technologies,
Inc. 7,788 2,688,495
#ArcBest Corp. 5,366 774,582
*Archer Aviation, Inc., Class A 2,136 9,911
Arcosa, Inc. 11,409 1,656,587
Argan, Inc. 2,387 1,361,616
Armstrong World Industries, Inc. 11,425 1,995,491
Astec Industries, Inc. 6,532 330,911
#*Astronics Corp. 6,625 460,371
*Astronics Corp., Class B 1,324 91,382
*Asure Software, Inc. 1,558 12,511
*ATI, Inc. 26,448 4,957,413
Atkore, Inc. 8,105 591,341
Atmus Filtration Technologies,
Inc. 23,376 1,206,903
Automatic Data Processing, Inc. 61,251 16,320,941
#*Avis Budget Group, Inc. 4,147 569,964
*Axon Enterprise, Inc. 8,713 4,598,373
AZZ, Inc. 6,219 900,014
Barrett Business Services, Inc. 4,838 188,876
*Bloom Energy Corp., Class A 30,642 6,306,430
#*Blue Bird Corp. 9,005 669,882
*BlueLinx Holdings, Inc. 1,502 81,438
*Boeing Co. (The) 110,705 23,927,779
Boise Cascade Co. 8,264 631,204
Booz Allen Hamilton Holding
Corp., Class A 19,022 1,326,214
*Bowman Consulting Group, Ltd. 4,175 112,099
Brady Corp., Class A 10,336 974,375
*BrightView Holdings, Inc. 23,785 310,156
#Brink's Co. (The) 11,499 1,362,057
Broadridge Financial Solutions,
Inc. 18,270 2,812,667
#*Builders FirstSource, Inc. 24,198 1,607,715
Shares Value
INDUSTRIALS — (Continued)
BWX Technologies, Inc. 17,724 $ 2,990,039
*CACI International, Inc., Class A 4,600 2,289,650
Cadre Holdings, Inc. 10,084 310,890
Carlisle Cos., Inc. 10,009 3,602,439
Carpenter Technology Corp. 9,429 4,899,874
Carrier Global Corp. 175,685 10,859,090
#*Casella Waste Systems, Inc.,
Class A 12,735 1,142,457
Caterpillar, Inc. 69,194 56,379,963
*CECO Environmental Corp. 13,148 866,322
*Centuri Holdings, Inc. 21,921 610,281
CH Robinson Worldwide, Inc. 29,818 4,405,013
*Cimpress PLC 5,393 532,289
Cintas Corp. 84,583 17,308,219
*Civeo Corp. 2,080 65,541
*Clean Harbors, Inc. 12,723 3,980,772
CNH Industrial NV 298,289 3,057,462
Comfort Systems USA, Inc. 7,505 12,981,323
*Concrete Pumping Holdings,
Inc. 5,429 52,824
*Construction Partners, Inc.,
Class A 10,905 1,127,032
Copa Holdings SA, Class A 9,341 1,319,136
*Copart, Inc. 117,055 3,408,642
*Core & Main, Inc., Class A 44,600 1,961,062
*Costamare Bulkers Holdings,
Ltd. 4,964 97,096
Costamare, Inc. 31,541 491,409
Covenant Logistics Group, Inc.,
Class A 4,740 168,365
CRA International, Inc. 1,576 282,151
Crane Co. 12,104 2,583,720
#CSW Industrials, Inc. 3,513 1,120,401
CSX Corp. 424,467 21,393,137
Cummins, Inc. 25,721 16,312,258
Curtiss-Wright Corp. 7,005 5,071,620
*Custom Truck One Source, Inc. 45,030 457,054
Deere & Co. 39,981 23,695,539
Delta Air Lines, Inc. 176,491 15,432,373
Deluxe Corp. 14,355 371,364
*Distribution Solutions Group,
Inc. 7,232 250,010
*DNOW, Inc. 40,830 576,520
Donaldson Co., Inc. 29,644 2,793,651
Douglas Dynamics, Inc. 5,917 261,117
Dover Corp. 28,823 5,897,762
*Ducommun, Inc. 3,232 578,593
DuPont de Nemours, Inc. 30,608 4,193,296
*DXP Enterprises, Inc. 3,360 527,587
*Dycom Industries, Inc. 7,955 3,190,512
Eaton Corp. PLC 50,317 20,891,618
EMCOR Group, Inc. 9,930 7,918,480
Emerson Electric Co. 117,349 17,581,227
Enerpac Tool Group Corp., Class
A 10,765 384,741
EnerSys 7,799 1,451,004
Ennis, Inc. 5,198 113,316
Enpro, Inc. 4,232 1,328,509
*Enviri Corp. 6,842 151,756

15
Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Equifax, Inc. 24,531 $ 4,234,541
#Esab Corp. 14,156 1,224,919
ESCO Technologies, Inc. 5,320 1,677,343
#*Everus Construction Group,
Inc. 11,865 1,488,227
*ExlService Holdings, Inc. 20,233 686,506
Expeditors International of
Washington, Inc. 33,545 5,631,870
Exponent, Inc. 6,163 411,997
Fastenal Co. 254,034 12,119,962
#Federal Signal Corp. 13,056 1,631,347
FedEx Corp. 55,595 17,089,903
*FedEx Freight Holding Co., Inc. 27,972 3,930,905
Ferguson Enterprises, Inc. 49,379 11,570,981
*First Advantage Corp. 19,022 377,396
Flowserve Corp. 26,296 1,998,233
*Fluence Energy, Inc., Class A 8,150 113,530
*Fluor Corp. 33,042 1,657,717
Fortive Corp. 71,638 4,241,686
Fortune Brands Innovations, Inc. 24,477 1,205,737
#*Forward Air Corp. 4,223 59,333
*Franklin Covey Co. 2,541 54,504
Franklin Electric Co., Inc. 9,401 984,473
*FreightCar America, Inc. 1,027 8,185
*Frontier Group Holdings, Inc. 30,433 205,423
FTAI Aviation, Ltd. 21,024 4,330,944
#FTAI Infrastructure, Inc. 6,910 25,774
*FTI Consulting, Inc. 7,496 1,194,712
#*FuelCell Energy, Inc. 15,424 333,313
*Gates Industrial Corp., Ltd. 58,694 1,642,258
GATX Corp. 8,560 1,531,127
GE Vernova, Inc. 28,678 28,399,537
Genco Shipping & Trading, Ltd. 11,387 290,824
*Gencor Industries, Inc. 445 6,337
*Generac Holdings, Inc. 12,348 2,433,914
General Dynamics Corp. 32,274 12,374,497
General Electric Co. 153,022 55,098,632
Genpact, Ltd. 41,855 1,472,040
*Gibraltar Industries, Inc. 4,156 175,633
Global Industrial Co. 8,842 316,013
Gorman-Rupp Co. (The) 5,975 485,110
Graco, Inc. 33,135 2,630,256
*Graham Corp. 2,555 245,025
Granite Construction, Inc. 10,617 1,284,338
Greenbrier Cos., Inc. (The) 7,422 365,534
Griffon Corp. 9,234 795,694
#*GXO Logistics, Inc. 26,748 1,341,680
*Hayward Holdings, Inc. 49,527 749,344
*Healthcare Services Group, Inc. 19,957 464,998
Heartland Express, Inc. 19,626 240,026
#HEICO Corp. 9,617 3,427,114
HEICO Corp., Class A 15,463 3,978,321
Helios Technologies, Inc. 9,642 751,208
#Herc Holdings, Inc. 11,430 1,716,100
Hexcel Corp. 16,338 1,681,997
*Hillman Solutions Corp. 47,839 376,493
HNI Corp. 16,382 737,354
*Honeywell Aerospace, Inc. 60,582 12,524,723
Shares Value
INDUSTRIALS — (Continued)
Honeywell International, Inc. 52,786 $ 12,829,637
Howmet Aerospace, Inc. 54,177 15,292,000
Hub Group, Inc., Class A 16,127 750,389
Hubbell, Inc., Class B 13,192 6,233,880
Huntington Ingalls Industries, Inc. 8,942 2,919,116
*Huron Consulting Group, Inc. 4,120 625,292
#*Hyliion Holdings Corp. 30,683 109,231
Hyster-Yale, Inc. 3,823 127,803
*IBEX Holdings, Ltd. 3,820 134,999
ICF International, Inc. 4,330 350,384
IDEX Corp. 15,961 3,678,212
*IES Holdings, Inc. 4,089 3,044,424
Illinois Tool Works, Inc. 66,703 19,140,426
Ingersoll Rand, Inc. 86,288 7,194,693
*Innodata, Inc. 7,256 455,894
*Innovative Solutions and
Support, Inc. 4,064 74,331
Insteel Industries, Inc. 4,837 148,254
Interface, Inc., Class A 15,138 518,628
ITT, Inc. 18,472 3,620,143
Jacobs Solutions, Inc. 24,893 3,358,812
JB Hunt Transport Services, Inc. 23,519 6,391,288
JBT Marel Corp. 3,059 423,580
*JELD-WEN Holding, Inc. 14,004 19,886
*JetBlue Airways Corp. 96,793 583,662
Johnson Controls International
PLC 107,283 15,734,125
#Kadant, Inc. 2,571 790,583
Karat Packaging, Inc. 3,187 128,245
#*Karman Holdings, Inc. 18,716 901,175
#KBR, Inc. 4,795 175,545
Kelly Services, Inc., Class A 6,670 98,983
Kennametal, Inc. 19,383 658,441
Kforce, Inc. 3,318 188,363
*Kirby Corp. 12,926 1,695,116
Knight-Swift Transportation
Holdings, Inc., Class A 38,274 2,661,191
Korn Ferry 12,991 1,068,770
*Kratos Defense & Security
Solutions, Inc. 33,804 1,575,266
*L.B. Foster Co., Class A 2,252 92,625
L3Harris Technologies, Inc. 38,472 10,659,052
Landstar System, Inc. 6,938 1,212,554
*Legalzoom.com, Inc. 22,489 176,988
Leidos Holdings, Inc. 33,180 3,835,608
Lennox International, Inc. 8,138 3,384,431
Leonardo DRS, Inc. 48,694 2,242,359
#*Limbach Holdings, Inc. 2,177 156,091
Lincoln Electric Holdings, Inc. 14,253 3,724,451
Lindsay Corp. 2,299 254,775
*Liquidity Services, Inc. 7,408 288,764
#*Loar Holdings, Inc. 18,327 1,254,483
Lockheed Martin Corp. 40,823 23,789,195
Louisiana-Pacific Corp. 15,853 1,148,233
LSI Industries, Inc. 4,955 115,897
Luxfer Holdings PLC 6,335 107,885
*Lyft, Inc., Class A 88,881 1,409,653
*Manitowoc Co., Inc. (The) 8,198 113,542

16
Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
ManpowerGroup, Inc. 8,842 $ 463,498
Marten Transport, Ltd. 18,471 273,186
Masco Corp. 42,047 3,005,520
*MasTec, Inc. 15,470 4,070,157
*Masterbrand, Inc. 31,727 261,748
*Matrix Service Co. 4,551 52,792
Matson, Inc. 6,998 1,417,725
Maximus, Inc. 13,859 835,005
*Mayville Engineering Co., Inc. 5,487 140,851
McGrath RentCorp 5,989 689,633
*Mercury Systems, Inc. 11,916 1,157,044
*Middleby Corp. (The) 11,135 1,487,413
*Midera Food Processing, Inc. 11,135 533,923
Miller Industries, Inc. 2,260 113,678
MillerKnoll, Inc. 18,884 425,268
*Mistras Group, Inc. 7,025 106,850
*Mobility Global, Inc. 42,766 871,571
*Modine Manufacturing Co. 8,820 1,773,349
Moog, Inc., Class A 5,880 2,292,318
MSA Safety, Inc. 8,127 1,546,324
MSC Industrial Direct Co., Inc.,
Class A 11,904 1,468,954
Mueller Industries, Inc. 47,518 3,155,670
Mueller Water Products, Inc.,
Class A 36,487 920,932
*MYR Group, Inc. 3,690 1,229,582
National Presto Industries, Inc. 1,906 231,427
*Nextpower, Inc., Class A 34,190 3,072,655
NLI Holdings, Inc. 8 46
Nordson Corp. 11,734 3,494,151
Norfolk Southern Corp. 48,476 16,262,728
Northrop Grumman Corp. 30,229 16,398,628
*NPK International, Inc. 18,717 233,775
nVent Electric PLC 33,147 5,099,003
*NWPX Infrastructure, Inc. 2,242 275,945
Old Dominion Freight Line, Inc. 46,356 9,833,962
*Onterris, Inc. 4,300 90,257
*OPENLANE, Inc. 23,373 929,310
*Orion Group Holdings, Inc. 7,282 71,218
Oshkosh Corp. 15,370 2,188,842
Otis Worldwide Corp. 70,800 5,094,060
Owens Corning 20,020 2,780,778
PACCAR, Inc. 107,484 14,260,977
*PAMT Corp. 226 3,642
Pangaea Logistics Solutions, Ltd. 14,707 111,920
Park Aerospace Corp. 4,660 157,974
Parker-Hannifin Corp. 18,567 18,131,233
Park-Ohio Holdings Corp. 2,933 117,115
*Parsons Corp. 24,278 1,073,330
Paychex, Inc. 55,093 6,437,066
Paycom Software, Inc. 3,327 545,495
*Paylocity Holding Corp. 1,105 152,374
Pentair PLC 36,332 2,377,566
#*Perma-Fix Environmental
Services, Inc. 2,099 34,843
*Perma-Pipe International
Holdings, Inc. 1,420 34,293
Pitney Bowes, Inc. 33,359 584,783
Shares Value
INDUSTRIALS — (Continued)
*Planet Labs PBC 54,283 $ 1,111,716
#*Plug Power, Inc. 282,906 582,786
Powell Industries, Inc. 8,952 1,868,103
*Power Solutions International,
Inc. 6,664 183,993
#Preformed Line Products Co. 1,018 363,406
Primoris Services Corp. 11,981 1,011,316
*Proto Labs, Inc. 5,540 415,777
Quad/Graphics, Inc. 9,704 100,825
Quanex Building Products Corp. 6,567 117,155
Quanta Services, Inc. 17,153 11,447,226
*QXO, Inc. 77,045 1,024,699
*Radiant Logistics, Inc. 9,000 74,160
*RBC Bearings, Inc. 6,723 3,706,457
*RCM Technologies, Inc. 764 21,614
Regal Rexnord Corp. 15,189 3,117,238
Republic Services, Inc., Class A 72,827 15,333,725
*Resideo Technologies, Inc. 36,956 1,267,591
Robert Half, Inc. 1,136 42,941
*Rocket Lab Corp. 63,162 4,102,372
Rockwell Automation, Inc. 23,367 11,218,029
Rollins, Inc. 103,923 3,945,956
RTX Corp. 199,490 42,934,238
Rush Enterprises, Inc., Class A 14,686 1,171,796
Rush Enterprises, Inc., Class B 3,545 275,553
#*RXO, Inc. 38,771 785,113
Ryder System, Inc. 10,947 2,807,030
*Saia, Inc. 5,965 2,073,613
Schneider National, Inc., Class B 21,573 771,019
Science Applications
International Corp. 11,105 1,300,729
Sensata Technologies Holding
PLC 34,037 1,575,573
*Shoals Technologies Group,
Inc., Class A 43,722 382,130
Simpson Manufacturing Co., Inc. 8,943 1,678,959
*SiteOne Landscape Supply, Inc. 7,870 743,243
*SkyWest, Inc. 9,231 987,440
Snap-on, Inc. 11,301 4,638,043
Southwest Airlines Co. 123,044 5,533,289
*SPX Technologies, Inc. 11,197 2,459,085
SS&C Technologies Holdings,
Inc. 58,348 4,495,713
*StandardAero, Inc. 79,230 2,322,231
Standex International Corp. 2,592 768,528
Stanley Black & Decker, Inc. 33,313 3,150,744
*Sterling Infrastructure, Inc. 6,479 3,866,473
*Sunrun, Inc. 60,938 597,802
#*Symbotic, Inc., Class A 6,761 291,061
#TaskUS, Inc., Class A 5,494 33,349
#Tecnoglass Holdings, Inc. 6,588 286,183
Tennant Co. 4,328 363,682
Terex Corp. 25,883 1,626,488
Tetra Tech, Inc. 64,508 2,139,085
Textron, Inc. 40,072 3,416,539
#*TIC Solutions, Inc. 18,595 135,929
Timken Co. (The) 17,238 2,371,087
*Titan International, Inc. 12,348 89,153
*Titan Machinery, Inc. 6,186 105,100

17
Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Toro Co. (The) 25,084 $ 2,304,467
Trane Technologies PLC 33,473 15,228,541
*Transcat, Inc. 2,290 195,497
TransDigm Group, Inc. 11,206 14,056,582
TransUnion 45,662 3,589,946
*Trex Co., Inc. 7,605 329,753
Trinity Industries, Inc. 23,529 735,046
*TrueBlue, Inc. 2,200 15,576
Tutor Perini Corp. 11,511 964,046
Twin Disc, Inc. 8 182
*Uber Technologies, Inc. 259,239 18,240,056
UFP Industries, Inc. 13,379 1,160,494
U-Haul Holding Co. 39,305 2,459,707
*U-Haul Holding Co. 4,837 342,992
#UL Solutions, Inc., Class A 10,980 1,006,207
*Ultralife Corp. 206 1,069
UniFirst Corp. 3,465 1,015,176
Union Pacific Corp. 105,817 30,912,320
*United Airlines Holdings, Inc. 91,528 11,105,092
United Parcel Service, Inc., Class
B 128,162 13,357,044
United Rentals, Inc. 14,566 15,720,501
*Upwork, Inc. 25,464 233,250
*V2X, Inc. 8,237 743,307
Valmont Industries, Inc. 4,279 2,061,194
Veralto Corp. 61,999 5,838,446
Verisk Analytics, Inc., Class A 18,506 3,605,894
*Verra Mobility Corp., Class A 10,124 53,556
Vertiv Holdings Co., Class A 52,851 12,767,216
*Vestis Corp. 30,919 447,089
*Vicor Corp. 5,326 1,104,453
VSE Corp. 5,590 1,086,640
Wabash National Corp. 11,496 144,390
Waste Management, Inc. 69,644 15,777,848
#Watsco, Inc. 7,198 2,226,341
Watts Water Technologies, Inc.,
Class A 6,054 2,093,413
Werner Enterprises, Inc. 14,692 549,775
WESCO International, Inc. 10,932 3,755,033
Westinghouse Air Brake
Technologies Corp. 35,980 10,465,143
*Willdan Group, Inc. 3,014 206,549
Willis Lease Finance Corp. 5,946 424,128
WillScot Holdings Corp. 45,334 1,100,710
Woodward, Inc. 11,585 4,179,289
Worthington Enterprises, Inc. 13,288 746,918
WW Grainger, Inc. 9,887 13,666,009
*XPO, Inc. 25,647 5,154,278
Xylem, Inc. 53,377 6,243,508
Zurn Elkay Water Solutions Corp. 35,004 1,768,052
TOTAL INDUSTRIALS 1,340,641,925
INFORMATION TECHNOLOGY — (32.7%)
#*908 Devices, Inc. 2,718 21,771
A10 Networks, Inc. 18,097 535,128
Accenture PLC, Class A 89,410 14,834,907
*ACI Worldwide, Inc. 26,648 1,527,730
*ACM Research, Inc., Class A 16,223 1,273,019
Adeia, Inc. 28,501 759,552
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Adobe, Inc. 56,190 $ 14,070,538
*ADTRAN Holdings, Inc. 17,499 148,916
Advanced Energy Industries, Inc. 7,047 2,040,247
*Advanced Micro Devices, Inc. 225,111 107,186,603
*Aehr Test Systems 2,455 196,351
*Agilysys, Inc. 6,126 644,210
#*Akamai Technologies, Inc. 34,235 3,943,187
*Alarm.com Holdings, Inc. 13,559 742,355
*Alkami Technology, Inc. 9,314 169,235
#*Allegro MicroSystems, Inc. 34,498 1,431,667
*Alpha & Omega Semiconductor,
Ltd. 7,454 236,590
*Ambarella, Inc. 9,551 821,386
Amdocs, Ltd. 9,284 517,304
Amkor Technology, Inc. 55,912 2,788,331
Amphenol Corp., Class A 187,751 30,171,586
*Amplitude, Inc., Class A 8,563 76,039
*Amtech Systems, Inc. 3,172 48,658
Analog Devices, Inc. 69,536 25,548,222
*Appfolio, Inc., Class A 4,383 789,773
Apple, Inc. 2,593,983 801,307,289
#*Applied Digital Corp. 33,916 928,959
Applied Materials, Inc. 114,871 58,316,561
*Applied Optoelectronics, Inc. 6,159 580,917
*Arista Networks, Inc. 126,059 22,734,741
#*Arlo Technologies, Inc. 22,125 325,680
*Arrow Electronics, Inc. 12,617 2,732,464
*Astera Labs, Inc. 17,065 5,311,140
#*Aurora Innovation, Inc., Class
A 288,149 1,858,561
*Autodesk, Inc. 46,671 10,930,348
*AvePoint, Inc. 25,138 327,548
*Aviat Networks, Inc. 2,617 53,596
Avnet, Inc. 19,367 1,720,564
*Axcelis Technologies, Inc. 6,610 861,812
*AXT, Inc. 11,610 701,592
*Backblaze, Inc., Class A 6,769 92,871
#Badger Meter, Inc. 3,649 490,243
#Bel Fuse, Inc., Class A 531 118,482
Bel Fuse, Inc., Class B 2,768 752,813
Belden, Inc. 9,221 1,143,865
Benchmark Electronics, Inc. 9,042 721,280
#Bentley Systems, Inc., Class B 36,337 1,287,783
*BILL Holdings, Inc. 24,966 1,126,716
*BK Technologies Corp. 925 74,000
#*BlackLine, Inc. 5,083 159,606
*Box, Inc., Class A 28,671 904,570
*Braze, Inc., Class A 7,839 195,348
Broadcom, Inc. 748,468 291,363,623
*Cadence Design Systems, Inc. 31,345 10,657,927
*Calix, Inc. 14,320 514,088
CDW Corp. 13,140 1,942,223
*Cerence, Inc. 8,083 68,867
*CEVA, Inc. 8,006 261,396
*Ciena Corp. 24,650 9,294,283
#*Cipher Digital, Inc. 73,506 1,640,654
*Cirrus Logic, Inc. 11,712 1,514,947
Cisco Systems, Inc. 565,593 65,603,132

18
Dimensional US Core Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Cleanspark, Inc. 66,191 $ 910,788
Clear Secure, Inc., Class A 26,304 1,453,033
*Clearfield, Inc. 2,472 74,803
Climb Global Solutions, Inc. 4,208 112,816
*Cloudflare, Inc., Class A 21,983 6,132,817
Cognex Corp. 34,041 2,220,835
Cognizant Technology Solutions
Corp., Class A 65,493 3,625,038
*Coherent Corp. 37,943 9,974,835
*Cohu, Inc. 11,943 573,145
*Commvault Systems, Inc. 2,678 315,468
*Consensus Cloud Solutions, Inc. 4,415 160,706
*CoreWeave, Inc., Class A 52,760 3,786,585
Corning, Inc. 93,571 12,936,191
*Corsair Gaming, Inc. 26,979 286,247
#Crane NXT Co. 15,987 830,525
*Credo Technology Group
Holding, Ltd. 26,781 5,543,399
*Crexendo, Inc. 5,445 37,462
*Crowdstrike Holdings, Inc.,
Class A 69,770 13,316,302
*CS Disco, Inc. 6,051 23,599
CTS Corp. 8,063 517,000
#*Daily Journal Corp. 345 202,549
*Daktronics, Inc. 12,558 248,272
*Datadog, Inc., Class A 40,702 10,906,915
Dell Technologies, Inc., Class C 45,713 18,530,679
#*Diebold Nixdorf, Inc. 9,044 665,548
*Digi International, Inc. 8,445 588,785
*Digital Turbine, Inc. 26,812 216,105
*DigitalOcean Holdings, Inc. 18,292 2,149,310
*Diodes, Inc. 11,530 949,150
*Docusign, Inc., Class A 21,570 1,182,683
#Dolby Laboratories, Inc., Class
A 4,875 286,699
*Dropbox, Inc., Class A 34,827 1,133,967
#*DXC Technology Co. 2,124 23,874
*Dynatrace, Inc. 53,375 2,365,580
*Eastman Kodak Co. 23,218 195,031
*eGain Corp. 2,557 17,439
*Elastic NV 264 17,369
*Enphase Energy, Inc. 15,729 590,467
Entegris, Inc. 32,736 3,897,221
#*EPAM Systems, Inc. 514 54,258
ePlus, Inc. 6,974 644,467
*Everpure, Inc., Class A 49,892 3,850,166
*Everspin Technologies, Inc. 4,973 72,258
*F5, Inc. 13,110 5,277,693
*Fabrinet 7,229 3,147,579
#*Fair Isaac Corp. 3,863 4,338,033
*Fastly, Inc., Class A 40,733 923,010
*First Solar, Inc. 27,375 5,776,946
#*Five9, Inc. 19,311 531,246
*Flex, Ltd. 72,816 8,282,820
*FormFactor, Inc. 14,777 1,569,317
*Fortinet, Inc. 109,251 17,693,199
*Frequency Electronics, Inc. 1,281 74,260
*Gartner, Inc. 1,477 223,057
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Gen Digital, Inc. 164,838 $ 4,524,803
GLOBALFOUNDRIES, Inc. 41,236 2,061,388
*GoDaddy, Inc., Class A 18,484 1,529,366
#*Guidewire Software, Inc. 10,249 1,557,233
*Harmonic, Inc. 30,943 357,392
Hewlett Packard Enterprise Co. 334,444 16,019,868
HP, Inc. 245,348 6,690,640
*HubSpot, Inc. 1,229 291,715
*Hut 8 Corp., Class U 6,490 698,519
#*I3 Verticals, Inc., Class A 5,853 123,264
*Ichor Holdings, Ltd. 8,279 623,160
#*indie Semiconductor, Inc.,
Class A 24,770 80,007
Information Services Group, Inc. 7,431 30,913
*Inseego Corp. 1,981 13,926
*Insight Enterprises, Inc. 4,069 524,616
*Intel Corp. 628,970 56,733,094
#InterDigital, Inc. 6,560 1,999,652
International Business Machines
Corp. 173,590 38,823,404
*inTEST Corp. 4,289 52,969
Intuit, Inc. 31,812 10,054,819
#*IonQ, Inc. 59,396 2,164,390
*IPG Photonics Corp. 10,616 902,997
*Itron, Inc. 10,330 1,029,488
Jabil, Inc. 25,759 8,115,373
*JFrog, Ltd. 22,589 1,802,376
#*Keel Infrastructure Corp. 13,007 51,638
*Keysight Technologies, Inc. 33,593 10,718,854
*Kimball Electronics, Inc. 5,324 131,663
KLA Corp. 215,001 39,306,483
*Knowles Corp. 20,232 740,289
Kulicke & Soffa Industries, Inc. 11,395 1,016,434
*KVH Industries, Inc. 5,400 50,004
*Kyndryl Holdings, Inc. 35,704 483,789
Lam Research Corp. 178,134 52,196,825
*Lantronix, Inc. 2,843 15,295
*Lattice Semiconductor Corp. 20,030 2,489,128
#*Life360, Inc. 2,768 149,610
Littelfuse, Inc. 5,431 2,401,208
*LiveRamp Holdings, Inc. 8,204 310,685
*Lumentum Holdings, Inc. 10,141 7,240,066
*MACOM Technology Solutions
Holdings, Inc. 10,441 2,625,285
*Magnachip Semiconductor
Corp. 1,170 3,814
*Manhattan Associates, Inc. 9,259 1,771,802
#*MARA Holdings, Inc. 93,800 1,061,816
Marvell Technology, Inc. 71,686 13,445,426
Methode Electronics, Inc. 8,255 115,487
Microchip Technology, Inc. 98,854 7,343,864
Micron Technology, Inc. 209,450 172,383,633
Microsoft Corp. 1,360,778 632,380,752
*Mirion Technologies, Inc., Class
A 60,746 909,975
*Mitek Systems, Inc. 11,519 192,367
MKS, Inc. 14,127 4,202,076
*MongoDB, Inc., Class A 14,433 4,870,849
Monolithic Power Systems, Inc. 7,831 11,167,241

19
Dimensional US Core Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Motorola Solutions, Inc. 40,446 $ 17,624,344
#*M-Tron Industries, Inc. 797 65,657
Napco Security Technologies,
Inc. 9,539 353,706
*Navitas Semiconductor Corp.,
Class A 24,855 269,925
*nCino, Inc. 8,834 163,076
*NCR Voyix Corp. 855 7,071
NetApp, Inc. 48,157 8,596,024
*NETGEAR, Inc. 6,330 152,933
*NetScout Systems, Inc. 20,271 824,422
*NetSol Technologies, Inc. 16 69
*nLight, Inc. 9,653 664,126
#*Novanta, Inc. 7,780 1,109,039
*Nutanix, Inc., Class A 39,542 2,333,373
NVE Corp. 829 96,388
NVIDIA Corp. 4,168,569 836,840,227
NXP Semiconductors NV 60,203 13,796,119
*Okta, Inc., Class A 39,518 5,608,790
*ON Semiconductor Corp. 92,079 7,514,567
*One Stop Systems, Inc. 3,076 37,619
OneSpan, Inc. 6,193 95,868
*Onto Innovation, Inc. 10,054 2,599,763
*Ooma, Inc. 4,968 108,054
Oracle Corp. 272,573 35,399,056
#*OSI Systems, Inc. 3,943 872,941
#*Ouster, Inc. 8,909 347,540
*Palantir Technologies, Inc.,
Class A 179,201 22,052,475
*Palo Alto Networks, Inc. 54,813 18,188,598
PC Connection, Inc. 6,704 561,259
*PDF Solutions, Inc. 10,237 471,823
#Pegasystems, Inc. 26,138 798,516
*Penguin Solutions, Inc. 13,034 685,979
*Photronics, Inc. 14,798 448,231
*Plexus Corp. 5,982 1,503,516
Power Integrations, Inc. 11,642 706,786
*Procore Technologies, Inc. 30,687 1,680,727
*PTC, Inc. 17,491 2,399,765
*Q2 Holdings, Inc. 8,739 531,943
Qnity Electronics, Inc. 41,444 5,436,624
*Qorvo, Inc. 21,624 1,958,486
QUALCOMM, Inc. 206,094 30,421,535
*Qualys, Inc. 4,477 648,046
#*Rackspace Technology, Inc. 4,674 19,304
Ralliant Corp. 24,763 1,618,757
*Rambus, Inc. 21,332 1,941,852
*Red Violet, Inc. 2,691 186,702
ReposiTrak, Inc. 8 68
*Ribbon Communications, Inc. 33,051 70,729
Richardson Electronics, Ltd. 1,256 22,972
*Rimini Street, Inc. 7,404 35,613
RingCentral, Inc., Class A 18,590 1,033,976
#*Riot Platforms, Inc. 80,847 1,630,684
*Rogers Corp. 4,680 577,840
Roper Technologies, Inc. 13,334 5,226,528
*Rubrik, Inc., Class A 19,101 1,382,148
#*SailPoint, Inc. 6,830 114,539
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Salesforce, Inc. 118,379 $ 21,784,104
#*Samsara, Inc., Class A 46,559 1,735,254
*Sandisk Corp. 19,496 23,684,326
*Sanmina Corp. 11,489 2,131,899
*ScanSource, Inc. 5,428 307,333
Seagate Technology Holdings
PLC 38,779 33,199,865
*Semtech Corp. 5,293 623,621
*SentinelOne, Inc., Class A 66,096 1,259,790
*ServiceNow, Inc. 101,316 11,269,379
*Silicon Laboratories, Inc. 5,647 1,228,221
*Silvaco Group, Inc. 280 2,178
*SiTime Corp. 1,849 989,585
*SkyWater Technology, Inc. 6,081 199,418
#Skyworks Solutions, Inc. 30,258 1,884,468
*Snowflake, Inc., Class A 40,149 11,774,899
#*SolarEdge Technologies, Inc. 5,968 245,882
*Sprinklr, Inc., Class A 3,088 19,640
#*Super Micro Computer, Inc. 134,802 3,828,377
*Synaptics, Inc. 9,245 992,173
*Synopsys, Inc. 24,714 9,607,815
TD SYNNEX Corp. 20,965 5,360,751
TE Connectivity PLC 72,412 14,894,424
*Teledyne Technologies, Inc. 10,046 6,585,856
*Telos Corp. 13,674 60,713
*Teradata Corp. 6,892 213,583
Teradyne, Inc. 31,126 11,444,719
#*Terawulf, Inc. 10,771 190,216
Texas Instruments, Inc. 144,100 39,734,134
*Trimble, Inc. 53,048 3,001,456
*TTM Technologies, Inc. 21,145 2,440,979
#*Turtle Beach Corp. 3,341 40,927
*Twilio, Inc., Class A 29,732 5,867,610
*Tyler Technologies, Inc. 4,288 1,327,565
#*UiPath, Inc., Class A 97,626 1,245,708
*Ultra Clean Holdings, Inc. 9,958 829,601
*Unisys Corp. 10,691 30,683
*Unity Software, Inc. 91,282 2,894,552
#Universal Display Corp. 4,888 391,822
*Veeco Instruments, Inc. 13,222 661,100
VeriSign, Inc. 21,836 6,332,877
*Vertex, Inc., Class A 1,040 13,426
*Viasat, Inc. 35,322 2,717,321
*Viavi Solutions, Inc. 40,763 1,506,193
Vishay Intertechnology, Inc. 31,131 1,065,303
*Vishay Precision Group, Inc. 2,585 237,949
*Vistance Networks, Inc. 48,027 563,837
#Vontier Corp. 46,313 1,488,037
Western Digital Corp. 77,908 42,447,395
#*Workday, Inc., Class A 17,753 2,846,516
*Xperi, Inc. 10,690 82,420
*Yext, Inc. 19,245 105,078
*Zebra Technologies Corp. 10,134 2,977,572
*Zeta Global Holdings Corp.,
Class A 55,232 1,193,011
*Zoom Communications, Inc.,
Class A 63,671 6,116,873

20
Dimensional US Core Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Zscaler, Inc. 11,338 $ 1,714,306
TOTAL INFORMATION
TECHNOLOGY 4,128,412,528
MATERIALS — (2.5%)
AdvanSix, Inc. 7,839 157,250
Air Products and Chemicals, Inc. 48,250 14,228,441
Albemarle Corp. 26,909 3,165,575
Alcoa Corp. 58,027 2,626,302
*Alpha Metallurgical Resources,
Inc. 3,373 462,641
*Alto Ingredients, Inc. 14,603 69,510
Amcor PLC 110,670 4,966,870
#*American Battery Technology
Co. 24,555 51,320
AptarGroup, Inc. 14,291 1,914,422
Ardagh Metal Packaging SA 100,062 473,293
#Ashland, Inc. 10,282 746,576
*Aspen Aerogels, Inc. 19,240 89,081
Avery Dennison Corp. 19,943 3,384,925
Avient Corp. 22,519 817,890
*Axalta Coating Systems, Ltd. 68,596 2,456,423
Balchem Corp. 7,048 1,180,928
Ball Corp. 65,013 4,219,344
Cabot Corp. 16,256 1,430,853
Caledonia Mining Corp. PLC 6,844 125,861
Celanese Corp., Class A 13,720 613,558
*Century Aluminum Co. 21,595 966,808
CF Industries Holdings, Inc. 38,997 4,882,034
Chemours Co. (The) 34,976 580,951
*Clearwater Paper Corp. 2,239 47,086
*Cleveland-Cliffs, Inc. 130,518 1,503,567
Coeur Mining, Inc. 86,560 1,290,610
Commercial Metals Co. 25,940 1,782,597
*Compass Minerals International,
Inc. 11,990 351,787
Corteva, Inc. 137,132 10,793,660
CRH PLC 156,488 14,867,925
Crown Holdings, Inc. 33,585 3,957,992
#*Dakota Gold Corp. 12,501 56,755
Dow, Inc. 159,956 4,845,067
Eagle Materials, Inc. 9,206 1,886,678
Eastman Chemical Co. 26,392 1,846,120
Ecolab, Inc. 62,957 17,478,752
*Ecovyst, Inc. 25,196 303,864
Element Solutions, Inc. 51,286 1,883,735
Ferroglobe PLC 4,722 15,016
#*Flotek Industries, Inc. 7,105 167,252
Fortitude Gold Corp. 4 19
Freeport-McMoRan, Inc. 275,507 17,255,003
Friedman Industries, Inc. 399 13,267
Greif, Inc., Class A 8,093 700,449
Greif, Inc., Class B 1,525 165,432
#Hawkins, Inc. 4,444 568,965
HB Fuller Co. 13,442 743,343
Hecla Mining Co. 144,998 2,047,372
Huntsman Corp. 36,687 358,065
*Ingevity Corp. 8,762 640,590
Innospec, Inc. 5,576 479,424
Shares Value
MATERIALS — (Continued)
#International Flavors &
Fragrances, Inc. 57,207 $ 4,531,939
International Paper Co. 118,677 4,845,582
*Intrepid Potash, Inc. 2,547 86,496
*Ivanhoe Electric, Inc. 20,466 187,264
*James Hardie Industries PLC 125,671 3,303,891
Kaiser Aluminum Corp. 4,497 718,081
*Knife River Corp. 14,108 1,032,282
Koppers Holdings, Inc. 5,141 252,012
Kronos Worldwide, Inc. 8,894 53,542
Linde PLC 74,136 35,465,180
#*LSB Industries, Inc. 19,387 210,931
LyondellBasell Industries NV,
Class A 76,789 4,767,061
*Magnera Corp. 3,665 48,561
Martin Marietta Materials, Inc. 12,051 6,328,462
Materion Corp. 4,311 908,931
Mativ Holdings, Inc. 6,500 56,745
*McEwen, Inc. 15,536 268,617
*Mercer International, Inc. 909 574
*Metallus, Inc. 10,123 203,675
Minerals Technologies, Inc. 8,371 638,205
Mosaic Co. (The) 54,066 1,195,940
#*MP Materials Corp. 37,238 1,540,536
Myers Industries, Inc. 11,833 404,215
NewMarket Corp. 2,274 1,933,264
Newmont Corp. 224,538 21,041,456
Nexa Resources SA 5,731 73,643
Nucor Corp. 52,760 13,574,620
*O-I Glass, Inc. 13,301 95,102
#Olin Corp. 25,857 478,613
Packaging Corp. of America 23,112 5,681,854
*Perimeter Solutions, Inc. 29,412 900,301
PPG Industries, Inc. 51,229 5,661,829
Quaker Chemical Corp. 3,984 639,512
#*Ramaco Resources, Inc.,
Class A 12,036 110,370
#*Ramaco Resources, Inc.,
Class B 1,399 9,107
#*Ranpak Holdings Corp., Class
A 19,622 100,465
*Rayonier Advanced Materials,
Inc. 14,954 133,838
Reliance, Inc. 11,247 4,567,407
Royal Gold, Inc. 19,088 3,786,105
RPM International, Inc. 27,512 2,945,710
Ryerson Holding Corp. 13,265 368,634
Scotts Miracle-Gro Co. (The) 12,105 795,056
Sensient Technologies Corp. 9,388 1,161,014
Sherwin-Williams Co. (The) 56,938 19,407,317
Silgan Holdings, Inc. 23,972 958,401
Smurfit Westrock PLC 121,482 5,584,528
Solstice Advanced Materials, Inc. 36,905 2,220,574
Sonoco Products Co. 25,063 1,412,551
Southern Copper Corp. 13,564 2,478,278
Steel Dynamics, Inc. 32,068 8,057,406
Stepan Co. 5,069 325,126
SunCoke Energy, Inc. 19,387 164,402
Sylvamo Corp. 11,270 421,611

21
Dimensional US Core Equity Market ETF
continued
Shares Value
MATERIALS — (Continued)
*Tredegar Corp. 9,005 $ 68,348
TriMas Corp. 10,777 430,326
#Tronox Holdings PLC 37,536 219,210
United States Lime & Minerals,
Inc. 6,324 697,537
Vulcan Materials Co. 27,736 7,449,058
Warrior Met Coal, Inc. 12,347 980,475
#Westlake Corp. 7,696 542,568
Worthington Steel, Inc. 12,489 449,729
TOTAL MATERIALS 318,635,315
REAL ESTATE — (0.1%)
#AGNT, Inc. 16,321 66,100
*CBRE Group, Inc., Class A 61,923 9,090,916
*CoStar Group, Inc. 9,621 276,700
*Cushman & Wakefield, Ltd. 58,983 791,552
*Five Point Holdings LLC, Class
A 12,527 65,015
*Forestar Group, Inc. 12,774 359,588
*FRP Holdings, Inc. 3,842 85,753
*Howard Hughes Holdings, Inc. 13,949 891,620
*Jones Lang LaSalle, Inc. 11,135 3,953,259
Marcus & Millichap, Inc. 9,233 283,915
Newmark Group, Inc., Class A 37,830 567,261
#*Opendoor Technologies, Inc. 206,360 777,977
#RMR Group, Inc. (The), Class A 2,445 46,553
#*Seaport Entertainment Group,
Inc. 1,852 48,578
St. Joe Co. (The) 11,928 742,399
Stratus Properties, Inc. 41 804
*Tejon Ranch Co. 7,081 119,881
#*Zillow Group, Inc., Class A 6,316 219,102
*Zillow Group, Inc., Class C 23,920 814,715
TOTAL REAL ESTATE 19,201,688
UTILITIES — (2.3%)
AES Corp. (The) 150,519 2,209,619
#Alliant Energy Corp. 52,321 3,703,280
Ameren Corp. 51,574 5,653,026
American Electric Power Co.,
Inc. 118,971 15,210,442
American States Water Co. 8,929 764,680
#American Water Works Co., Inc. 40,152 5,387,194
Artesian Resources Corp., Class
A 1,352 46,441
Atmos Energy Corp. 30,760 5,314,713
Avista Corp. 17,719 716,734
Black Hills Corp. 17,360 1,236,206
California Water Service Group 14,057 704,396
CenterPoint Energy, Inc. 131,038 5,508,838
Chesapeake Utilities Corp. 4,846 643,452
Clearway Energy, Inc., Class C 24,651 782,176
CMS Energy Corp. 62,920 4,529,611
Consolidated Edison, Inc. 72,226 7,861,800
Consolidated Water Co., Ltd.,
Class OR 2,718 79,366
Constellation Energy Corp. 42,270 11,106,442
Dominion Energy, Inc. 181,957 12,585,966
DTE Energy Co. 38,541 5,467,812
Duke Energy Corp. 111,104 13,935,775
Shares Value
UTILITIES — (Continued)
Edison International 79,384 $ 5,824,404
Entergy Corp. 96,648 10,401,258
Essential Utilities, Inc. 64,050 2,552,393
Evergy, Inc. 46,537 3,863,036
Eversource Energy 76,658 5,487,946
Exelon Corp. 204,712 9,379,904
FirstEnergy Corp. 116,372 5,621,931
Genie Energy, Ltd., Class B 4,722 65,683
#H2O America 7,577 464,697
*Hallador Energy Co. 14,650 208,323
*Hawaiian Electric Industries, Inc. 40,470 522,872
#IDACORP, Inc. 12,646 1,807,240
#MDU Resources Group, Inc. 48,918 975,914
MGE Energy, Inc. 8,097 643,954
Middlesex Water Co. 2,388 136,832
National Fuel Gas Co. 23,375 1,923,996
New Jersey Resources Corp. 25,652 1,484,994
NextEra Energy, Inc. 307,493 26,727,292
NiSource, Inc. 96,345 4,280,608
Northwest Natural Holding Co. 8,569 419,195
Northwestern Energy Group, Inc. 14,056 966,209
NRG Energy, Inc. 62,059 8,333,903
OGE Energy Corp. 43,144 2,042,868
ONE Gas, Inc. 14,047 1,090,750
#Ormat Technologies, Inc. 14,011 1,367,193
Otter Tail Corp. 8,345 737,865
PG&E Corp. 428,931 7,454,821
#Pinnacle West Capital Corp. 25,112 2,536,061
#Portland General Electric Co. 22,558 1,112,786
PPL Corp. 154,700 5,446,987
Public Service Enterprise Group,
Inc. 96,369 7,389,575
*Pure Cycle Corp. 1,668 17,531
Sempra 134,346 11,896,338
Southern Co. (The) 163,159 15,425,052
Southwest Gas Holdings, Inc. 14,974 1,338,676
Spire, Inc. 13,299 1,062,058
*Talen Energy Corp. 9,078 3,032,960
UGI Corp. 45,475 1,642,557
Unitil Corp. 3,418 184,367
Vistra Corp. 78,557 11,641,362
WEC Energy Group, Inc. 63,020 6,895,648
Xcel Energy, Inc. 125,303 9,798,695
York Water Co. (The) 3,258 100,900
TOTAL UTILITIES 287,755,603
TOTAL COMMON STOCKS 12,408,103,463
RIGHTS/WARRANTS — (0.0%)
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 9,606 18,540
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 03/31/30 32,651 11,101
*<ABIOMED, Inc. CVR 01/04/27 1,507 23,524
*Adverum Biotechnolo CVR
12/10/29 413 330
*<Albireo Pharma, Inc. CVR
03/02/27 1,266 8,077

22
Dimensional US Core Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Apellis Pharmaceuticals I CVR
05/15/30 10,347 $ 311
*<Mirati Therapeutics CVR
01/04/27 6,686 19,924
*<Novo Nordisk CVR 06/30/31 3,498 2,274
*<Poseida Therapeutics, Inc.
CVR 01/02/29 5,794 8,285
*<Supernus Pharmaceuticals,
Inc. CVR 12/31/30 778 2
*<Verve Therapeutics, Inc. CVR
07/25/35 12,655 23,538
*Xoma Royalty Corp. CVR
07/15/36 1,915 2,241
TOTAL HEALTH CARE 99,607
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 01/04/27 1,017 1,587
*Xerox Holdings Corp. 02/14/28 9,267 2,861
TOTAL INFORMATION
TECHNOLOGY 4,448
MATERIALS — (0.0%)
*<Resolute Forest CVR 01/04/27 9,429 2,511
TOTAL RIGHTS/WARRANTS 125,106
TOTAL INVESTMENT SECURITIES — (98.2%)
(Cost $8,195,338,970) 12,408,228,569
SECURITIES LENDING COLLATERAL — (1.8%)
@§The DFA Short Term
Investment Fund 19,164,527 221,676,079
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,417,015,049) $ 12,629,904,648
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 1,126,799,979 $ — $ — $ 1,126,799,979
Consumer Discretionary .......... 1,232,397,756 — — 1,232,397,756
Consumer Staples .............. 577,122,819 — — 577,122,819
Energy ....................... 538,423,016 — — 538,423,016
Financials ..................... 1,693,336,746 — — 1,693,336,746
Health Care ................... 1,145,375,916 — 172 1,145,376,088

23
Dimensional US Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Industrials ..................... $ 1,340,641,925 $ — $ — $ 1,340,641,925
Information Technology .......... 4,128,213,110 199,418 — 4,128,412,528
Materials ..................... 318,635,315 — — 318,635,315
Real Estate .................... 19,201,688 — — 19,201,688
Utilities ....................... 287,755,603 — — 287,755,603
Rights/Warrants
Consumer Staples .............. — 18,540 — 18,540
Health Care ................... — 13,982 85,625 99,607
Information Technology .......... 4,448 — — 4,448
Materials ..................... — — 2,511 2,511
Securities Lending Collateral ........ — 221,676,079 — 221,676,079
Total Investments .................
$12,407,908,321 $221,908,019 $88,308> $12,629,904,648
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

24
Dimensional US Core Equity 1 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (8.2%)
Alphabet, Inc., Class A 201,033 $ 71,593,883
Alphabet, Inc., Class C 160,381 57,199,884
*AMC Global Media, Inc., Class
A 4,680 52,416
* Anterix , Inc. 1,564 145,483
* AppLovin Corp., Class A 8,840 3,499,756
Array Digital Infrastructure, Inc. 4,154 144,725
#*AST SpaceMobile , Inc., Class
A 6,616 390,212
AT&T, Inc. 526,475 12,240,544
#*Atlanta Braves Holdings, Inc. 812 44,181
*Atlanta Braves Holdings, Inc.,
Class C 4,016 204,133
ATN International, Inc. 1,900 45,239
*Bandwidth, Inc., Class A 2,608 102,077
* Bloomia Holdings, Inc. 79 261
#*Boston Omaha Corp., Class A 3,446 48,864
* Cargurus , Inc., Class A 6,778 245,635
*Cars.com, Inc. 7,364 87,263
Cinemark Holdings, Inc. 18,295 669,414
* Cineverse Corp., Class A 4,783 11,479
Comcast Corp., Class A 219,387 5,256,513
*comScore, Inc. 1,478 10,346
*Creative Realities, Inc. 3,789 11,897
#CuriosityStream, Inc. 4,735 11,553
* DoubleVerify Holdings, Inc. 18,129 203,951
*E.W. Scripps Co. (The), Class A 9,685 27,215
*EchoStar Corp., Class A 4,995 420,030
Entravision Communications
Corp., Class A 9,000 100,980
* EverQuote , Inc., Class A 1,990 50,188
Fox Corp., Class A 26,106 1,520,152
Fox Corp., Class B 16,328 848,076
*Gaia, Inc., Class A 4 7
#*GDEV, Inc. 280 3,361
* Globalstar , Inc. 2,249 187,522
Gray Media, Inc. 11,850 47,874
#*Grindr, Inc. 4,742 82,226
IDT Corp., Class B 2,421 159,447
#*IMAX Corp. 6,308 301,775
Iridium Communications, Inc. 14,279 675,968
*IZEA Worldwide, Inc. 8 28
John Wiley & Sons, Inc., Class A 9,104 475,229
*Liberty Capital Corp. 3,372 78,129
#*Liberty Capital Corp., Class A 156 3,688
*Liberty Global, Ltd., Class A 18,214 193,251
*Liberty Global, Ltd., Class C 16,554 171,499
*Liberty Latin America, Ltd.,
Class A 4,433 36,129
*Liberty Latin America, Ltd.,
Class C 21,489 173,416
*Liberty Media Corp.-Liberty
Formula One 1,268 113,879
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Media Corp.-Liberty
Formula One, Class C 23,287 $ 2,285,153
*Lionsgate Studios Corp. 2,507 33,293
#*Live Nation Entertainment, Inc. 10,299 1,793,365
*Lumen Technologies, Inc. 84,433 538,683
*Madison Square Garden
Entertainment Corp., Class A 2,557 197,554
* Magnite , Inc. 22,372 431,780
Marcus Corp. (The) 2,706 78,745
Match Group, Inc. 23,559 928,460
* MediaAlpha , Inc., Class A 3,981 49,285
Meta Platforms, Inc., Class A 113,679 63,286,236
#*Motorsport Games, Inc., Class
A 2,109 9,132
*Netflix, Inc. 136,941 9,820,039
New York Times Co. (The),
Class A 15,675 1,173,901
News Corp., Class A 38,076 1,049,375
#News Corp., Class B 10,478 327,647
Nexstar Media Group, Inc., Class
A 5,288 1,007,523
* Nextdoor Holdings, Inc. 6,701 14,876
* NextPlat Corp. 210 1,270
Omnicom Group, Inc. 33,879 2,666,277
#Paramount Skydance Corp.,
Class B 2,579 20,529
* PodcastOne , Inc. 211 715
*PubMatic, Inc., Class A 4,803 60,518
* QuinStreet , Inc. 5,319 82,444
*Reddit, Inc., Class A 3,111 437,624
#*Reservoir Media, Inc. 20 205
*ROBLOX Corp., Class A 8,168 290,781
*Roku, Inc., Class A 9,053 1,312,776
Saga Communications, Inc.,
Class A 319 2,855
Scholastic Corp. 2,000 81,300
#Shenandoah
Telecommunications Co. 6,409 76,844
Shutterstock, Inc. 903 4,876
Sinclair, Inc. 5,940 81,616
#Sirius XM Holdings, Inc. 33,685 997,750
#*Sphere Entertainment Co. 3,300 472,725
Spok Holdings, Inc. 1,381 15,053
*Spotify Technology SA 2,467 1,233,352
#*Stagwell, Inc., Class A 21,747 183,762
*Starz Entertainment Corp. 166 4,319
*Take-Two Interactive Software,
Inc. 5,861 1,423,754
*TechTarget, Inc. 9,218 41,389
Telephone and Data Systems,
Inc. 12,127 407,225
#TKO Group Holdings, Inc.,
Class A 1,757 319,440
T-Mobile US, Inc. 22,684 3,917,754
Townsquare Media, Inc., Class A 2,182 12,917

25
Dimensional US Core Equity 1 ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
* Travelzoo 398 $ 2,878
#*TripAdvisor, Inc. 13,619 192,913
*USA TODAY Co., Inc. 19,524 169,664
Verizon Communications, Inc. 299,331 14,011,684
Versant Media Group, Inc. 9,903 356,409
Walt Disney Co. (The) 56,512 5,435,889
*Warner Bros Discovery, Inc. 146,320 3,848,216
Warner Music Group Corp.,
Class A 15,970 414,581
*Yelp, Inc., Class A 6,366 168,253
Zedge , Inc., Class B 12 35
*Ziff Davis, Inc. 3,827 203,137
*ZoomInfo Technologies, Inc.,
Class A 3,492 11,524
TOTAL COMMUNICATION
SERVICES 279,880,078
CONSUMER DISCRETIONARY — (9.8%)
*1stdibs.com, Inc. 2,896 12,250
*Abercrombie & Fitch Co. 7,370 733,610
Academy Sports & Outdoors, Inc. 10,311 489,257
*Accel Entertainment, Inc., Class
A 2,137 25,687
Acushnet Holdings Corp. 6,238 631,722
* Adient PLC 13,490 283,830
ADT, Inc. 100,389 766,972
#Advance Auto Parts, Inc. 9,488 526,964
*Airbnb, Inc., Class A 10,181 1,542,625
*Amazon.com, Inc. 394,723 107,198,872
American Eagle Outfitters, Inc. 25,057 430,479
*American Outdoor Brands, Inc. 1,104 13,645
*American Public Education, Inc. 1,448 70,242
* Aptiv PLC 19,150 1,081,401
Aramark 26,326 1,499,792
Arhaus , Inc., Class A 6,513 48,261
*Ark Restaurants Corp. 917 5,181
Arko Corp. 14,232 113,714
*Asbury Automotive Group, Inc. 2,604 603,347
Autoliv, Inc. 10,463 1,288,728
*AutoNation, Inc. 6,596 1,400,990
*AutoZone, Inc. 520 1,568,450
Bassett Furniture Industries, Inc. 4 76
Bath & Body Works, Inc. 6,104 122,812
*Beachbody Co., Inc. (The) 1,215 11,846
*Beazer Homes USA, Inc. 3,076 98,740
#*Bed Bath & Beyond, Inc. 7,689 38,829
Best Buy Co., Inc. 31,076 2,680,616
#*Biglari Holdings, Inc., Class A 11 21,830
* Biglari Holdings, Inc., Class B 236 93,808
#*Birkenstock Holding PLC 17,852 691,229
*BJ's Restaurants, Inc. 2,054 138,871
Bloomin' Brands, Inc. 7,613 65,929
Booking Holdings, Inc. 23,223 4,479,717
*Boot Barn Holdings, Inc. 3,098 461,571
BorgWarner, Inc. 31,309 1,995,636
Boyd Gaming Corp. 1,947 165,612
*Bright Horizons Family
Solutions, Inc. 3,441 256,492
Brightstar Lottery PLC 13,244 132,970
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Brinker International, Inc. 3,976 $ 849,671
Brunswick Corp. 7,020 554,580
Buckle, Inc. (The) 12,075 528,523
#Build-A-Bear Workshop, Inc.,
Class A 1,977 67,060
*Burlington Stores, Inc. 5,867 2,161,872
*Caesars Entertainment, Inc. 9,508 282,863
Caleres, Inc. 3,354 43,065
*Callaway Golf Co 32,151 593,507
#*Capri Holdings, Ltd. 4,556 72,577
*CarMax, Inc. 6,794 389,024
Carnival Corp., Ltd. 141,200 3,926,772
Carriage Services, Inc., Class A 1,904 76,864
Carter's, Inc. 4,957 191,191
#*Carvana Co., Class A 26,704 1,665,261
*Cato Corp. (The), Class A 6,500 22,230
#*Cava Group, Inc. 3,475 226,674
* Cavco Industries, Inc. 840 459,505
Century Communities, Inc. 3,688 247,686
*Champion Homes, Inc. 8,257 657,340
#Cheesecake Factory, Inc. (The) 12,701 1,288,135
*Chewy, Inc., Class A 12,003 271,268
*Chipotle Mexican Grill, Inc.,
Class A 33,092 1,231,684
#Choice Hotels International, Inc. 2,292 255,535
*Citi Trends, Inc. 898 59,870
Clarus Corp. 6,200 19,902
#Columbia Sportswear Co. 4,792 284,549
*Cooper-Standard Holdings, Inc. 1,436 42,319
*Coupang, Inc., Class A 47,451 775,824
*Coursera, Inc. 20,297 107,777
* Covista , Inc. 3,622 452,207
#Cricut, Inc., Class A 8,853 41,521
*Crocs, Inc. 5,119 655,283
Crown Crafts, Inc. 3,665 10,812
*Culp, Inc. 616 2,144
D.R. Horton, Inc. 18,448 2,639,171
Dana, Inc. 19,730 531,329
Darden Restaurants, Inc. 12,099 2,463,114
* Dauch Corp. 16,970 95,880
*Deckers Outdoor Corp. 17,851 1,729,405
Designer Brands, Inc., Class A 3,756 22,686
#Dick's Sporting Goods, Inc. 7,001 1,371,566
#Dillard's, Inc., Class A 1,558 916,634
#Dine Brands Global, Inc. 574 20,630
Domino's Pizza, Inc. 2,541 882,845
* DoorDash , Inc., Class A 10,905 2,139,125
#*Dorman Products, Inc. 2,541 338,360
*DraftKings, Inc. 1,665 39,094
*Driven Brands Holdings, Inc. 11,195 159,753
*Duluth Holdings, Inc., Class B 6,400 26,112
*Dutch Bros, Inc., Class A 7,520 495,042
eBay, Inc. 29,576 3,371,960
*El Pollo Loco Holdings, Inc. 2,599 42,780
* Envela Corp. 702 15,219
Escalade, Inc. 4 79
Ethan Allen Interiors, Inc. 2,270 50,848
*Etsy, Inc. 7,183 586,707

26
Dimensional US Core Equity 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Expedia Group, Inc. 9,210 $ 2,714,555
#*Figs, Inc., Class A 17,756 189,989
*First Watch Restaurant Group,
Inc. 8,304 106,706
*Five Below, Inc. 5,754 1,249,366
Flanigan's Enterprises, Inc. 502 20,953
Flexsteel Industries, Inc. 300 22,209
#*Floor & Decor Holdings, Inc.,
Class A 6,066 349,220
Ford Motor Co. 290,796 4,268,885
*Fossil Group, Inc. 5,179 25,636
*Fox Factory Holding Corp. 2,569 46,242
* Frontdoor , Inc. 5,524 401,208
*Funko, Inc., Class A 5,900 34,397
#*GameStop Corp., Class A 52,968 1,150,465
Gap, Inc. (The) 56,120 1,127,451
Garmin, Ltd. 9,821 2,885,213
Garrett Motion, Inc. 14,258 444,137
General Motors Co. 85,181 7,569,184
*Genesco, Inc. 1,000 38,220
Gentex Corp. 18,708 437,019
* Gentherm , Inc. 3,253 132,007
Genuine Parts Co. 14,373 1,787,570
* GigaCloud Technology, Inc.,
Class A 2,972 129,995
G-III Apparel Group, Ltd. 6,064 220,790
*Global Business Travel Group I 20,381 192,397
Gold.com, Inc., Class A 2,667 110,307
*Goodyear Tire & Rubber Co.
(The) 37,622 261,473
Graham Holdings Co., Class B 297 357,451
#*Grand Canyon Education, Inc. 3,361 488,488
*Green Brick Partners, Inc. 4,096 289,710
Group 1 Automotive, Inc. 1,444 414,096
H&R Block, Inc. 8,793 387,156
Hamilton Beach Brands Holding
Co., Class A 4 92
#Harley-Davidson, Inc. 17,777 436,248
Hasbro, Inc. 7,405 695,626
Haverty Furniture Cos., Inc. 1,912 47,112
*Helen of Troy, Ltd. 2,537 70,097
*Hilton Grand Vacations, Inc. 11,137 513,861
Hilton Worldwide Holdings, Inc. 9,723 3,116,124
*Holley, Inc. 15,458 41,273
Home Depot, Inc. (The) 50,321 16,704,559
Hooker Furnishings Corp. 1,500 20,955
*Hovnanian Enterprises, Inc.,
Class A 241 29,860
#Hyatt Hotels Corp., Class A 3,012 524,269
Installed Building Products, Inc. 2,658 592,575
#J Jill, Inc. 1,145 20,862
JAKKS Pacific, Inc. 498 13,112
Jerash Holdings US, Inc. 461 2,109
Johnson Outdoors, Inc., Class A 491 23,033
KB Home 665 36,555
#Kohl's Corp. 16,755 320,691
Kontoor Brands, Inc. 6,573 550,423
*Koss Corp. 1,996 7,345
*Krispy Kreme, Inc. 11,139 35,422
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Kura Sushi USA, Inc., Class A 834 $ 38,422
*Lands' End, Inc. 2,353 28,283
Las Vegas Sands Corp. 26,359 1,288,692
*Latham Group, Inc. 9,138 48,980
*Laureate Education, Inc., Class
A 14,780 566,222
La-Z-Boy, Inc. 6,587 259,396
LCI Industries 4,270 437,077
Lear Corp. 6,576 859,089
*Legacy Education, Inc. 983 11,590
*Legacy Housing Corp. 2,126 55,829
Leggett & Platt, Inc. 19,719 193,246
Lennar Corp., Class A 16,086 1,324,682
#Lennar Corp., Class B 213 17,189
Levi Strauss & Co., Class A 8,778 215,237
*LGI Homes, Inc. 2,416 131,841
*Life Time Group Holdings, Inc. 23,300 1,050,830
#Lifetime Brands, Inc. 1,600 13,392
*Lincoln Educational Services
Corp. 2,451 102,501
*Lindblad Expeditions Holdings,
Inc. 5,396 159,614
Lithia Motors, Inc., Class A 3,189 1,229,104
LKQ Corp. 27,640 620,518
#*Lovesac Co. (The) 1,600 25,744
Lowe's Cos., Inc. 14,676 3,049,820
Macy's, Inc. 39,000 967,980
*Malibu Boats, Inc., Class A 1,599 44,084
* MarineMax , Inc. 2,192 75,558
Marriott International, Inc., Class
A 7,006 2,612,047
Marriott Vacations Worldwide
Corp. 5,726 558,342
* MasterCraft Boat Holdings, Inc. 1,785 42,697
*Mattel, Inc. 33,261 501,908
#Matthews International Corp.,
Class A 3,000 83,250
McDonald's Corp. 28,069 7,596,594
*MGM Resorts International 9,879 440,307
*Mohawk Industries, Inc. 7,207 887,182
Monro, Inc. 3,000 36,750
*Motorcar Parts of America, Inc. 2,708 36,287
Movado Group, Inc. 1,800 68,724
Murphy USA, Inc. 2,104 1,278,727
#*National Vision Holdings, Inc. 9,243 203,716
Newell Brands, Inc. 56,519 316,506
NIKE, Inc., Class B 31,282 1,304,772
#*Norwegian Cruise Line
Holdings, Ltd. 63,570 1,177,952
*NVR, Inc. 284 1,745,762
#*Ollie's Bargain Outlet Holdings,
Inc. 5,380 395,269
OneSpaWorld Holdings, Ltd. 8,618 222,000
* OneWater Marine, Inc., Class A 1,900 23,275
*O'Reilly Automotive, Inc. 32,948 2,943,904
*Outdoor Holding Co. 7,547 16,151
Oxford Industries, Inc. 1,462 55,439
#Papa John's International, Inc. 5,122 153,148
#Patrick Industries, Inc. 5,332 440,157

27
Dimensional US Core Equity 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Peloton Interactive, Inc., Class A 32,900 $ 210,231
*Penn Entertainment, Inc. 12,214 250,753
Penske Automotive Group, Inc. 4,444 965,726
Perdoceo Education Corp. 7,319 232,817
#*Petco Health & Wellness Co.,
Inc., Class A 22,029 61,461
Phinia , Inc. 5,895 433,813
*Planet Fitness, Inc., Class A 1,486 83,082
Polaris, Inc. 6,877 461,309
#Pool Corp. 1,097 203,724
PulteGroup, Inc. 26,407 3,339,693
*Pursuit Attractions and
Hospitality, Inc. 2,992 151,186
PVH Corp. 6,562 568,663
#*QuantumScape Corp., Class A 43,829 228,787
Ralph Lauren Corp., Class A 3,672 1,396,608
*Rave Restaurant Group, Inc. 10 31
#*Red Robin Gourmet Burgers,
Inc. 3,820 29,949
*Revolve Group, Inc., Class A 4,268 107,169
#*RH 1,209 200,114
#*Rivian Automotive, Inc., Class
A 129,593 1,972,405
Rocky Brands, Inc. 762 37,216
Ross Stores, Inc. 24,488 6,148,202
Royal Caribbean Cruises, Ltd. 21,438 6,823,715
#*Rush Street Interactive, Inc.,
Class A 2,832 76,209
*Sally Beauty Holdings, Inc. 12,210 182,784
#*Savers Value Village, Inc. 11,118 114,071
#*Serve Robotics, Inc. 8,446 40,372
#Service Corp. International 17,667 1,522,719
*Shake Shack, Inc., Class A 771 48,380
#*SharkNinja, Inc. 14,327 2,317,679
Shoe Station Group, Inc. 3,764 57,213
Signet Jewelers, Ltd. 7,490 695,821
*Six Flags Entertainment Corp. 2,225 38,559
Smith & Wesson Brands, Inc. 4,727 68,778
#*Smith Douglas Homes Corp.,
Class A 1,279 18,968
#Somnigroup International, Inc. 23,301 1,522,254
#Sonic Automotive, Inc., Class A 2,012 184,259
*Sonos, Inc. 11,829 173,413
Standard Motor Products, Inc. 2,152 82,271
Starbucks Corp. 28,908 3,042,567
Steven Madden, Ltd. 9,032 416,195
*Stitch Fix, Inc., Class A 17,629 70,869
*Stoneridge, Inc. 3,300 22,803
Strategic Education, Inc. 3,304 270,928
* Strattec Security Corp. 520 45,703
*Stride, Inc. 2,154 172,945
Sturm Ruger & Co., Inc. 1,919 71,329
Superior Group of Cos., Inc. 4 47
*Sypris Solutions, Inc. 2,984 5,550
Tandy Leather Factory, Inc. 1,058 2,507
Tapestry, Inc. 9,788 1,491,398
*Target Hospitality Corp. 7,514 114,213
*Tesla, Inc. 50,250 15,638,302
Texas Roadhouse, Inc., Class A 6,532 1,341,934
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Thor Industries, Inc. 7,442 $ 557,927
TJX Cos., Inc. (The) 45,545 7,166,050
Toll Brothers, Inc. 7,450 1,086,881
Tractor Supply Co. 53,056 1,632,533
*Traeger, Inc. 300 19,245
Travel + Leisure Co. 8,021 609,756
* Ulta Beauty, Inc. 4,284 2,196,964
#*Under Armour , Inc., Class A 28,015 186,300
#*Under Armour , Inc., Class C 22,497 146,006
*Unifi, Inc. 420 2,688
#*United Parks & Resorts, Inc. 2,570 114,699
*Universal Electronics, Inc. 5,000 22,900
*Universal Technical Institute,
Inc. 6,191 243,368
Upbound Group, Inc. 7,307 141,683
*Urban Outfitters, Inc. 12,435 922,428
#Vail Resorts, Inc. 4,129 616,790
*Valvoline, Inc. 15,878 609,874
*Vera Bradley, Inc. 6,700 22,847
* Versigent PLC 7,462 308,554
VF Corp. 33,134 474,479
*Victoria's Secret & Co. 8,036 712,632
*Vince Holding Corp. 256 1,620
Visteon Corp. 4,948 517,264
* Warby Parker, Inc., Class A 5,694 151,973
*Wayfair, Inc., Class A 9,689 822,596
Weyco Group, Inc. 4 156
Williams-Sonoma, Inc. 11,498 2,629,133
Wingstop , Inc. 348 45,063
Winmark Corp. 551 183,758
Winnebago Industries, Inc. 3,338 101,075
Wolverine World Wide, Inc. 17,323 340,917
Wyndham Hotels & Resorts, Inc. 6,844 512,342
Wynn Resorts, Ltd. 6,388 634,392
*Xcel Brands, Inc. 1,676 1,978
#*XPEL, Inc. 2,385 105,822
*YETI Holdings, Inc. 12,440 608,814
Yum! Brands, Inc. 8,240 1,263,027
* Yunhong Green CTI, Ltd. 1,246 3,750
*Zumiez, Inc. 2,227 43,805
TOTAL CONSUMER
DISCRETIONARY 335,376,304
CONSUMER STAPLES — (4.8%)
#Albertsons Cos., Inc., Class A 70,973 821,867
#Alico, Inc. 604 22,807
Altria Group, Inc. 42,554 2,907,715
Andersons, Inc. (The) 5,550 392,829
Archer-Daniels-Midland Co. 30,694 2,433,113
#B&G Foods, Inc. 3,141 11,088
*BJ's Wholesale Club Holdings,
Inc. 18,071 1,766,982
*Boston Beer Co., Inc. (The),
Class A 1,036 189,795
*Bridgford Foods Corp. 1,436 8,961
Brown-Forman Corp., Class A 1,329 38,833
#Brown-Forman Corp., Class B 28,607 821,879
Bunge Global SA 17,177 1,824,713
Cal-Maine Foods, Inc. 8,984 788,616

28
Dimensional US Core Equity 1 ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
#Campbell's Company (The) 9,233 $ 202,941
Casey's General Stores, Inc. 3,022 2,632,162
*Central Garden & Pet Co. 1,158 49,852
*Central Garden & Pet Co., Class
A 5,435 206,041
*Chefs' Warehouse, Inc. (The) 4,311 497,274
Church & Dwight Co., Inc. 26,362 2,604,829
#Clorox Co. (The) 8,704 831,493
Coca-Cola Co. (The) 158,377 13,872,241
Coca-Cola Consolidated, Inc. 5,933 1,114,811
Coffee Holding Co., Inc. 1,380 4,713
Colgate-Palmolive Co. 36,467 3,329,437
Conagra Brands, Inc. 28,793 417,786
Constellation Brands, Inc., Class
A 19,560 2,547,299
Costco Wholesale Corp. 14,975 14,254,553
*Darling Ingredients, Inc. 18,762 1,137,728
Del Monte Corp. 4,343 129,031
Dole PLC 9,405 132,987
Dollar General Corp. 27,638 3,511,408
*Dollar Tree, Inc. 24,155 3,072,758
Edgewell Personal Care Co. 4,059 110,364
*elf Beauty, Inc. 4,605 381,708
Energizer Holdings, Inc. 6,844 143,519
Estee Lauder Cos., Inc. (The),
Class A 18,826 1,579,501
* Freshpet , Inc. 6,035 359,324
General Mills, Inc. 3,072 109,824
#*Grocery Outlet Holding Corp. 2,489 22,874
*Herbalife, Ltd. 11,990 148,916
Hershey Co. (The) 10,514 1,840,476
*Honest Co., Inc. (The) 6,852 25,010
Hormel Foods Corp. 36,563 914,441
Ingles Markets, Inc., Class A 1,544 138,975
#Ingredion, Inc. 5,614 558,368
Interparfums , Inc. 2,435 303,279
J&J Snack Foods Corp. 893 68,315
J.M. Smucker Co. (The) 15,857 1,891,106
John B. Sanfilippo & Son, Inc. 920 76,139
Kenvue , Inc. 69,773 1,342,433
Keurig Dr Pepper, Inc. 78,697 2,449,051
#Kimberly-Clark Corp. 18,761 2,050,765
#Kraft Heinz Co. (The) 73,911 1,910,599
Kroger Co. (The) 69,938 4,038,220
*Laird Superfood, Inc. 764 3,178
Lamb Weston Holdings, Inc. 19,033 1,000,184
*Lifeway Foods, Inc. 1,098 32,698
Limoneira Co. 2,023 26,238
*Mama's Creations, Inc. 2,100 38,703
* Maplebear , Inc. 28,811 1,284,971
Marzetti Co. (The) 1,987 212,351
McCormick & Co., Inc. 22,095 1,124,636
* Medifast , Inc. 2,019 19,847
MGP Ingredients, Inc. 1,700 30,090
*Mission Produce, Inc. 8,121 102,406
#Molson Coors Beverage Co.,
Class B 21,216 881,737
Mondelez International, Inc.,
Class A 67,756 4,221,876
Shares Value
CONSUMER STAPLES — (Continued)
*Monster Beverage Corp. 41,051 $ 3,956,495
National Beverage Corp. 8,484 268,434
*Natural Alternatives
International, Inc. 578 1,324
Natural Grocers by Vitamin
Cottage, Inc. 952 30,521
*Nature's Sunshine Products,
Inc. 1,023 20,613
* Niagen Bioscience, Inc. 1,050 3,570
Nu Skin Enterprises, Inc., Class
A 4,155 21,564
Oil- Dri Corp. of America 907 89,984
PepsiCo, Inc. 60,391 8,428,168
*Performance Food Group Co. 13,555 1,550,556
Philip Morris International, Inc. 50,751 9,684,306
#Pilgrim's Pride Corp. 14,781 404,408
*Post Holdings, Inc. 7,378 674,423
PriceSmart , Inc. 2,489 482,642
#Primo Brands Corp., Class A 24,180 548,886
Procter & Gamble Co. (The) 104,700 15,128,103
Reynolds Consumer Products,
Inc. 18,480 460,891
Seaboard Corp. 90 397,193
*Seneca Foods Corp., Class A 516 85,393
*Seneca Foods Corp., Class B 154 25,392
Smithfield Foods, Inc. 6,427 167,359
*Sprouts Farmers Market, Inc. 3,415 297,651
Sysco Corp. 30,187 2,573,140
Target Corp. 40,966 5,919,177
#Tootsie Roll Industries, Inc. 2,938 114,641
Turning Point Brands, Inc. 1,943 144,967
Tyson Foods, Inc., Class A 28,247 1,637,196
*United Natural Foods, Inc. 10,362 526,701
United-Guardian, Inc. 1,147 8,086
Universal Corp. 3,050 160,705
*US Foods Holding Corp. 25,518 2,566,856
Village Super Market, Inc., Class
A 804 35,328
*Vita Coco Co., Inc. (The) 3,827 252,352
Walmart, Inc. 148,481 16,511,087
WD-40 Co. 881 200,110
#Weis Markets, Inc. 2,809 216,433
TOTAL CONSUMER STAPLES 165,615,319
ENERGY — (5.2%)
*Amplify Energy Corp. 5,500 21,505
Antero Midstream Corp. 41,148 904,022
*Antero Resources Corp. 46,875 1,694,063
APA Corp. 58,031 2,165,717
Archrock , Inc. 17,967 642,500
Ardmore Shipping Corp. 4,529 78,759
Atlas Energy Solutions, Inc.,
Class A 10,688 115,324
Baker Hughes Co., Class A 51,584 3,120,316
*BKV Corp. 4,660 113,984
* Borr Drilling, Ltd. 1,338 5,392
Bristow Group, Inc. 3,090 140,039
Cactus, Inc., Class A 6,203 403,257
California Resources Corp. 8,824 464,319

29
Dimensional US Core Equity 1 ETF
continued
Shares Value
ENERGY — (Continued)
*Calumet, Inc. 4,311 $ 190,503
* Centrus Energy Corp., Class A 1,137 201,169
Cheniere Energy, Inc. 17,692 4,663,080
Chevron Corp. 85,185 16,766,964
Chord Energy Corp. 6,008 843,403
*Clean Energy Fuels Corp. 30,200 58,588
*CNX Resources Corp. 17,103 612,287
#*Comstock Resources, Inc. 28,964 384,063
#*Comstock, Inc. 9,200 25,208
ConocoPhillips 88,767 10,694,648
Core Laboratories, Inc. 4,695 49,955
Core Natural Resources, Inc. 4,118 328,781
Crescent Energy Co., Class A 40,553 465,143
#CVR Energy, Inc. 18,323 652,665
#*Dawson Geophysical Co. 805 3,751
Delek US Holdings, Inc. 6,495 440,816
Devon Energy Corp. 120,164 5,423,001
DHT Holdings, Inc. 29,279 543,711
Diamondback Energy, Inc. 13,456 2,730,895
Diversified Energy Co. 48 646
*DMC Global, Inc. 3,500 23,590
Dorian LPG, Ltd. 6,119 290,163
DT Midstream, Inc. 9,470 1,306,860
Energy Services of America
Corp. 1,510 21,714
EOG Resources, Inc. 51,059 7,591,963
Epsilon Energy, Ltd. 8 45
EQT Corp. 23,886 1,272,885
Evolution Petroleum Corp. 4,618 16,994
Excelerate Energy, Inc., Class A 1,966 77,205
Expand Energy Corp. 26,083 2,452,585
#*Expro, Ltd. 14,186 226,267
ExxonMobil Holdings Corp. 212,998 33,108,409
#Flowco Holdings, Inc., Class A 2,018 41,268
*Forum Energy Technologies,
Inc. 1,101 69,000
FutureFuel Corp. 3,200 15,840
#*Gran Tierra Energy, Inc. 3,854 28,866
Granite Ridge Resources, Inc. 15,418 73,236
*Green Plains, Inc. 8,617 145,196
*Gulfport Energy Corp. 1,828 294,984
Halliburton Co. 53,693 1,731,599
*Helix Energy Solutions Group,
Inc. 19,593 186,329
Helmerich & Payne, Inc. 13,754 475,476
HF Sinclair Corp. 21,876 2,000,998
* Innovex International, Inc. 6,692 187,911
International Seaways, Inc. 5,596 538,223
Kinder Morgan, Inc. 117,277 3,773,974
Kinetik Holdings, Inc., Class A 2,655 134,263
*KLX Energy Services Holdings,
Inc. 36 79
Kodiak Gas Services, Inc. 11,626 682,562
*Kosmos Energy, Ltd. 61,934 166,603
#Liberty Energy, Inc., Class A 22,621 423,239
Magnolia Oil & Gas Corp., Class
A 33,022 848,996
*Mammoth Energy Services, Inc. 3,400 9,010
Marathon Petroleum Corp. 23,278 7,366,789
Shares Value
ENERGY — (Continued)
Matador Resources Co. 18,170 $ 906,501
Mexco Energy Corp. 682 5,920
*MIND Technology, Inc. 1,069 5,324
Murphy Oil Corp. 16,500 655,710
*Nabors Industries, Ltd. 4,274 366,154
NACCO Industries, Inc., Class A 411 19,481
*National Energy Services
Reunited Corp. 17,547 473,067
Natural Gas Services Group, Inc. 1,290 47,266
*NCS Multistage Holdings, Inc. 230 10,810
Noble Corp. PLC 16,719 708,886
Nordic American Tankers, Ltd. 21,733 141,918
Northern Oil & Gas, Inc. 15,992 338,231
NOV, Inc. 39,776 772,848
Occidental Petroleum Corp. 72,712 4,149,674
*Oceaneering International, Inc. 12,292 599,604
*Oil States International, Inc. 6,549 53,112
ONEOK, Inc. 33,258 3,020,159
#*OPAL Fuels, Inc., Class A 4,869 11,442
Ovintiv , Inc. 31,144 1,945,254
*Par Pacific Holdings, Inc. 3,218 276,845
Patterson-UTI Energy, Inc. 47,742 500,336
PBF Energy, Inc., Class A 14,857 1,073,864
Peabody Energy Corp. 15,457 329,543
Permian Resources Corp., Class
A 100,511 2,141,889
Phillips 66 26,326 5,572,688
* PrimeEnergy Resources Corp. 183 33,690
* ProFrac Holding Corp., Class A 5,078 20,515
* ProPetro Holding Corp. 17,143 190,287
Range Resources Corp. 32,558 1,306,878
Ranger Energy Services, Inc.,
Class A 3,268 52,451
*REX American Resources Corp. 3,356 144,442
Riley Exploration Permian, Inc. 1,962 67,238
RPC, Inc. 24,764 138,926
SandRidge Energy, Inc. 3,785 52,687
Scorpio Tankers, Inc. 7,091 552,105
*SEACOR Marine Holdings, Inc. 3,900 36,777
*Seadrill, Ltd. 10,981 492,388
Select Water Solutions, Inc.,
Class A 19,352 358,399
SFL Corp., Ltd., Class B 14,619 180,398
SLB, Ltd. 96,830 4,801,800
SM Energy Co. 6,958 226,274
Smart Sand, Inc. 4,788 20,636
Solaris Energy Infrastructure,
Inc., Class A 4,437 228,106
*Stabilis Solutions, Inc. 4 19
Sunococorp LLC 5,600 428,064
*Talos Energy, Inc. 26,961 409,268
Targa Resources Corp. 13,475 3,643,236
TechnipFMC PLC 45,114 3,232,869
#Teekay Corp., Ltd. 8,606 100,260
Teekay Tankers, Ltd., Class A 4,916 390,183
*TETRA Technologies, Inc. 12,898 99,315
#Texas Pacific Land Corp. 4,781 1,924,735
*Tidewater, Inc. 8,745 656,400
#*Transocean, Ltd. 145,119 772,033

30
Dimensional US Core Equity 1 ETF
continued
Shares Value
ENERGY — (Continued)
#*Uranium Energy Corp. 35,701 $ 342,730
VAALCO Energy, Inc. 15,191 80,968
* Valaris , Ltd. 7,639 604,932
Valero Energy Corp. 17,751 5,554,288
Venture Global, Inc., Class A 2,003 26,800
#Viper Energy, Inc., Class A 14,194 633,194
#Vitesse Energy, Inc. 2,197 34,273
W&T Offshore, Inc. 21,936 78,750
Weatherford International PLC 12,509 1,098,165
Williams Cos., Inc. (The) 43,311 3,098,469
World Kinect Corp. 9,108 363,045
TOTAL ENERGY 177,134,114
FINANCIALS — (15.2%)
1st Source Corp. 2,842 255,041
*Acacia Research Corp. 10,167 45,040
Acadian Asset Management, Inc. 2,163 187,078
ACNB Corp. 788 50,810
Affiliated Managers Group, Inc. 4,503 1,651,385
*Affinity Bancshares, Inc. 700 16,100
#*Affirm Holdings, Inc., Class A 23,869 1,706,872
Aflac, Inc. 33,473 4,267,138
Alerus Financial Corp. 2,137 71,098
Allstate Corp. (The) 26,262 6,935,269
Ally Financial, Inc. 26,328 1,140,792
#*AlTi Global, Inc. 6,396 23,026
Amalgamated Financial Corp. 2,664 131,548
Amerant Bancorp, Inc., Class A 3,169 93,802
American Coastal Insurance
Corp. 6,441 68,403
American Express Co. 24,757 8,324,541
American Financial Group, Inc. 7,480 1,060,066
American International Group,
Inc. 32,255 2,534,598
Ameriprise Financial, Inc. 8,446 4,610,165
Ameris Bancorp 5,659 493,521
AMERISAFE, Inc. 1,383 40,162
AmeriServ Financial, Inc. 3,510 16,041
Ames National Corp. 635 19,425
Aon PLC, Class A 12,981 4,680,300
Apollo Global Management, Inc. 31,694 3,980,449
*Arch Capital Group, Ltd. 18,839 1,893,885
#Ares Management Corp., Class
A 4,880 625,079
Arrow Financial Corp. 1,548 61,672
Arthur J. Gallagher & Co. 10,270 2,561,543
Artisan Partners Asset
Management, Inc., Class A 9,200 361,008
Associated Banc-Corp 26,133 806,987
Assurant, Inc. 7,429 2,074,103
#Assured Guaranty, Ltd. 4,431 366,532
Atlantic Union Bankshares Corp. 11,888 504,408
*Atlanticus Holdings Corp. 1,646 173,637
Auburn National Bancorp, Inc. 421 11,026
Axis Capital Holdings, Ltd. 7,540 794,113
* Axos Financial, Inc. 5,259 533,315
*Baldwin Insurance Group, Inc.
(The), Class A 1,368 37,948
Banc of California, Inc. 26,721 511,707
Shares Value
FINANCIALS — (Continued)
BancFirst Corp. 2,928 $ 330,337
*Bancorp, Inc. (The) 7,390 495,647
Bank First Corp. 1,207 184,357
Bank of America Corp. 249,236 15,440,170
Bank of Hawaii Corp. 6,753 539,565
Bank of Marin Bancorp 1,366 39,833
Bank of New York Mellon Corp.
(The) 34,421 5,381,035
Bank of NT Butterfield & Son,
Ltd. (The) 3,883 237,989
Bank of the James Financial
Group, Inc. 508 13,736
Bank OZK 9,326 478,424
Bank7 Corp. 251 12,620
BankUnited, Inc. 11,310 527,611
Bankwell Financial Group, Inc. 743 50,635
Banner Corp. 5,279 371,694
Bar Harbor Bankshares 1,605 63,735
BayCom Corp. 913 27,554
BCB Bancorp, Inc. 758 7,572
Beacon Financial Corp. 13,287 418,673
*Berkshire Hathaway, Inc., Class
B 65,771 33,644,497
BGC Group, Inc., Class A 29,635 341,395
Blackrock, Inc. 4,094 4,464,057
Blackstone, Inc. 14,879 1,900,792
*Block, Inc., Class A 25,065 2,036,281
#Blue Ridge Bankshares , Inc. 4,638 16,279
*Bogota Financial Corp. 382 3,457
#BOK Financial Corp. 5,231 739,088
*Bowhead Specialty Holdings,
Inc. 385 11,777
Bread Financial Holdings, Inc. 7,409 800,691
*Bridgewater Bancshares, Inc. 3,328 68,157
* Brighthouse Financial, Inc. 10,039 621,514
*Broadway Financial Corp. 750 7,583
Brown & Brown, Inc. 1,361 95,814
Burke & Herbert Financial
Services Corp. 1,823 133,535
Business First Bancshares, Inc. 3,122 99,342
*BV Financial, Inc. 710 14,583
Byline Bancorp, Inc. 4,513 177,226
C&F Financial Corp. 244 20,152
California Bancorp 2,727 58,085
Camden National Corp. 1,810 104,781
Capital Bancorp, Inc. 1,493 55,734
Capital City Bank Group, Inc. 1,804 93,573
Capital One Financial Corp. 15,664 3,273,933
Capitol Federal Financial, Inc. 12,477 110,297
Carlyle Group, Inc. (The) 29,082 1,338,354
Carter Bankshares , Inc. 2,652 91,706
Cass Information Systems, Inc. 1,301 72,752
Cathay General Bancorp 6,356 401,636
CB Financial Services, Inc. 8 293
Cboe Global Markets, Inc. 5,693 1,766,139
Central Pacific Financial Corp. 2,301 90,659
CF Bankshares , Inc. 548 19,487
Charles Schwab Corp. (The) 58,429 6,149,068
Chemung Financial Corp. 485 39,523

31
Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
ChoiceOne Financial Services,
Inc. 1,167 $ 39,713
Chubb, Ltd. 11,501 4,033,171
Cincinnati Financial Corp. 9,366 1,664,151
Citigroup, Inc. 54,164 7,174,022
Citizens & Northern Corp. 1,517 38,517
Citizens Community Bancorp,
Inc. 4 88
Citizens Financial Group, Inc. 50,284 3,602,849
Citizens Financial Services, Inc. 278 21,551
City Holding Co. 1,359 197,204
Civista Bancshares, Inc. 2,265 65,821
CME Group, Inc., Class A 6,562 1,757,238
CNB Financial Corp. 2,839 99,649
CNO Financial Group, Inc. 6,921 381,278
#*Coastal Financial Corp. 1,544 63,289
Cohen & Co., Inc. 420 5,565
Cohen & Steers, Inc. 5,235 430,683
*Coinbase Global, Inc., Class A 9,623 1,407,460
Colony Bankcorp , Inc. 2,448 53,660
Columbia Banking System, Inc. 46,121 1,442,204
*Columbia Financial, Inc. 25,057 270,871
Commerce Bancshares, Inc. 12,244 725,702
Community Financial System,
Inc. 4,676 303,052
Community Trust Bancorp, Inc. 1,917 150,389
Community West Bancshares 2,182 54,615
ConnectOne Bancorp, Inc. 4,696 154,686
*Consumer Portfolio Services,
Inc. 8 75
Corebridge Financial, Inc. 72,945 2,275,155
* Corpay , Inc. 8,938 3,415,299
Crawford & Co., Class A 8 87
Crawford & Co., Class B 8 81
#*Credit Acceptance Corp. 1,207 686,674
Cullen/Frost Bankers, Inc. 8,724 1,451,150
*Customers Bancorp, Inc. 6,073 477,824
CVB Financial Corp. 26,693 597,122
#*Dave, Inc. 1,099 409,586
DigitalBridge Group, Inc. 3,625 57,529
Dime Community Bancshares,
Inc. 4,142 168,828
Donegal Group, Inc., Class A 2,346 46,310
*Donnelley Financial Solutions,
Inc. 2,800 132,440
Eagle Bancorp Montana, Inc. 4 94
Eagle Bancorp, Inc. 2,589 71,845
Eagle Financial Services, Inc. 431 17,477
East West Bancorp, Inc. 10,697 1,401,307
Eastern Bankshares , Inc. 23,912 549,020
*ECB Bancorp, Inc./MD 577 11,857
Employers Holdings, Inc. 2,739 138,456
Enact Holdings, Inc. 7,079 334,978
*Encore Capital Group, Inc. 2,544 239,340
*Enova International, Inc. 2,337 593,925
Enterprise Financial Services
Corp. 3,924 260,200
Equitable Holdings, Inc. 27,250 1,298,462
Equity Bancshares, Inc., Class A 1,766 89,501
Shares Value
FINANCIALS — (Continued)
#Esquire Financial Holdings, Inc. 680 $ 87,870
Essent Group, Ltd. 8,753 577,348
#*Euronet Worldwide, Inc. 4,510 321,698
Evercore, Inc., Class A 4,011 1,285,766
Everest Group, Ltd. 3,334 1,247,416
EVERTEC, Inc. 5,419 164,954
#*EZCORP, Inc., Class A 8,825 262,720
F&G Annuities & Life, Inc. 5,955 170,134
#FactSet Research Systems, Inc. 254 66,853
Farmers & Merchants Bancorp,
Inc. 839 27,989
Farmers National Banc Corp. 2,221 35,225
*FB Bancorp, Inc. 1,159 17,912
FB Financial Corp. 5,244 316,633
Federal Agricultural Mortgage
Corp., Class C 1,289 293,376
Federated Hermes, Inc., Class B 9,901 593,664
Fidelity D&D Bancorp, Inc. 190 9,994
Fidelity National Financial, Inc. 19,507 1,006,366
*Fifth District Bancorp, Inc. 765 13,472
Fifth Third Bancorp 52,454 2,963,651
*Finance Of America Cos, Inc.,
Class A 970 22,068
Financial Institutions, Inc. 1,238 51,327
Finward Bancorp 528 23,475
* Finwise Bancorp 777 10,692
First American Financial Corp. 9,744 730,703
First Bancorp 5,119 321,832
First Bancorp 14,465 418,472
First Bancorp, Inc. (The) 4 140
First Bank 1,332 24,682
First Busey Corp. 11,526 355,692
First Business Financial
Services, Inc. 629 44,162
First Capital, Inc. 25 1,582
First Citizens BancShares , Inc.,
Class A 841 1,838,973
First Commonwealth Financial
Corp. 12,060 259,652
First Community Bankshares ,
Inc. 1,572 75,016
First Community Corp. 745 25,449
First Financial Bancorp 13,447 454,912
First Financial Bankshares , Inc. 12,501 439,285
First Financial Corp. 1,016 81,839
First Hawaiian, Inc. 16,575 460,619
First Horizon Corp. 82,079 2,104,506
First Internet Bancorp 904 26,632
#First Interstate BancSystem ,
Inc., Class A 13,419 510,190
First Merchants Corp. 6,454 278,426
First Mid Bancshares, Inc. 2,243 116,838
First National Corp. 613 19,463
*First Northwest Bancorp 2,200 25,212
First United Corp. 543 23,968
First US Bancshares, Inc. 714 11,781
*First Western Financial, Inc. 753 23,456
FirstCash Holdings, Inc. 4,791 977,412
* Firstsun Capital Bancorp 3,189 123,351

32
Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Five Star Bancorp 1,447 $ 68,284
Flagstar Bank NA 35,865 510,000
*Flywire Corp. 18,175 290,982
FNB Corp. 50,354 951,691
Franklin Financial Services Corp. 443 27,980
Franklin Resources, Inc. 39,649 1,342,515
FS Bancorp, Inc. 326 13,989
Fulton Financial Corp. 27,564 670,632
FVCBankcorp , Inc. 807 15,002
*Galaxy Digital, Inc., Class A 5,221 109,693
#*GBank Financial Holdings, Inc. 782 16,281
GCM Grosvenor, Inc., Class A 3,381 42,195
*Genworth Financial, Inc., Class
A 60,736 597,035
German American Bancorp, Inc. 2,939 149,536
#Glacier Bancorp, Inc. 10,838 534,205
Global Payments, Inc. 30,254 2,543,756
Globe Life, Inc. 11,113 2,025,344
Goldman Sachs Group, Inc.
(The) 13,252 13,495,572
Great Southern Bancorp, Inc. 912 73,243
*Green Dot Corp., Class A 5,844 76,615
Greene County Bancorp, Inc. 4 134
*Greenlight Capital Re, Ltd.,
Class A 2,888 48,085
HA Sustainable Infrastructure
Capital, Inc. 10,573 400,400
*Hagerty, Inc., Class A 1,000 11,530
Hamilton Insurance Group, Ltd.,
Class B 5,214 187,495
Hamilton Lane, Inc., Class A 602 53,524
#Hancock Whitney Corp. 6,852 527,604
Hanmi Financial Corp. 3,037 96,820
Hanover Bancorp, Inc. 422 11,075
Hanover Insurance Group, Inc.
(The) 2,930 681,606
*Happen, Inc. 20,651 395,260
Hartford Insurance Group, Inc.
(The) 23,398 3,320,410
Hawthorn Bancshares, Inc. 4 156
HBT Financial, Inc. 2,558 91,679
HCI Group, Inc. 2,186 382,572
Hennessy Advisors, Inc. 1,243 12,219
Heritage Financial Corp. 3,656 108,693
*Heritage Insurance Holdings,
Inc. 4,256 124,999
*Hippo Holdings, Inc. 2,610 82,085
Home Bancorp, Inc. 847 60,425
Home BancShares , Inc. 17,196 534,280
Home Federal Bancorp, Inc. of
Louisiana 820 18,868
HomeTrust Bancshares, Inc. 1,462 74,840
Hope Bancorp, Inc. 14,708 206,059
Horace Mann Educators Corp. 3,837 199,946
Horizon Bancorp, Inc. 4,570 93,457
Houlihan Lokey, Inc., Class A 5,959 747,795
Huntington Bancshares, Inc. 183,412 3,125,340
Independent Bank Corp. 2,017 77,049
Independent Bank Corp. 4,765 399,450
Shares Value
FINANCIALS — (Continued)
Interactive Brokers Group, Inc.,
Class A 6,415 $ 564,456
Intercontinental Exchange, Inc. 29,661 4,522,709
International Bancshares Corp. 5,776 442,095
Invesco, Ltd. 75,921 2,247,262
Investar Holding Corp. 1,233 37,138
Investors Title Co. 222 64,222
Jack Henry & Associates, Inc. 8,419 1,296,863
Jackson Financial, Inc., Class A 12,335 1,508,324
James River Group Holdings,
Inc. 3,818 17,143
Jefferies Financial Group, Inc. 34,361 1,876,111
John Marshall Bancorp, Inc. 737 17,098
JPMorgan Chase & Co. 132,455 46,596,344
#*Katapult Holdings, Inc. 1,866 11,905
Kearny Financial Corp. 6,275 60,177
*Kentucky First Federal Bancorp 905 4,932
KeyCorp 132,823 3,000,472
Kingstone Cos., Inc. 1,790 35,746
#Kinsale Capital Group, Inc. 2,012 717,117
KKR & Co., Inc. 26,247 2,662,233
#Lake Shore Bancorp, Inc. 5 86
Lakeland Financial Corp. 2,994 187,574
Landmark Bancorp, Inc. 315 9,872
Lazard, Inc., Class A 15,266 646,973
LCNB Corp. 4 79
#*LendingTree, Inc. 1,660 52,888
Lincoln National Corp. 29,787 1,358,585
Live Oak Bancshares, Inc. 4,610 197,308
Loews Corp. 14,320 1,661,263
LPL Financial Holdings, Inc. 8,487 3,001,852
M&T Bank Corp. 6,013 1,480,942
Magyar Bancorp, Inc. 711 13,545
MainStreet Bancshares, Inc. 661 15,243
*Markel Group, Inc. 797 1,500,225
MarketAxess Holdings, Inc. 1,345 218,293
MarketWise , Inc. 481 9,476
* Marqeta , Inc., Class A 16,080 279,149
Marsh & McLennan Cos., Inc. 17,737 3,364,532
Mastercard, Inc., Class A 35,689 20,453,366
Mechanics Bancorp 2,595 43,570
Mercantile Bank Corp. 1,718 103,217
Merchants Bancorp 3,977 219,451
Mercury General Corp. 5,682 608,656
Meridian Corp. 1,181 23,195
MetLife, Inc. 61,996 5,959,675
Metrocity Bankshares , Inc. 2,709 95,844
Metropolitan Bank Holding Corp. 1,196 110,606
MGIC Investment Corp. 19,018 571,301
Mid Penn Bancorp, Inc. 2,280 87,415
Midland States Bancorp, Inc. 2,400 80,808
Moelis & Co., Class A 6,932 464,999
Moody's Corp. 9,164 4,383,874
Morgan Stanley 53,736 11,307,129
MSCI, Inc., Class A 3,337 1,909,565
MVB Financial Corp. 558 17,103
Nasdaq, Inc. 27,774 2,616,033

33
Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
National Bank Holdings Corp.,
Class A 5,587 $ 241,303
National Bankshares , Inc. 742 30,125
NB Bancorp, Inc. 3,100 71,331
NBT Bancorp, Inc. 5,896 310,424
*NCR Atleos Corp. 7,437 349,762
Nelnet, Inc., Class A 2,157 293,072
#*NerdWallet, Inc., Class A 3,884 34,956
*NI Holdings, Inc. 882 13,362
Nicolet Bankshares , Inc. 2,703 461,997
*NMI Holdings, Inc., Class A 6,807 301,550
Northeast Bank 898 111,505
Northeast Community Bancorp,
Inc. 895 23,897
Northern Trust Corp. 23,839 4,343,227
Northrim BanCorp , Inc. 2,572 68,184
Northwest Bancshares, Inc. 16,040 252,470
Norwood Financial Corp. 1,066 36,233
Oak Valley Bancorp 1,036 35,089
OceanFirst Financial Corp. 8,354 161,316
*Octave Specialty Group, Inc. 3,700 19,980
OFG Bancorp 4,245 224,391
Ohio Valley Banc Corp. 201 8,454
Old National Bancorp 64,131 1,708,450
Old Republic International Corp. 22,554 974,558
Old Second Bancorp, Inc. 4,883 123,491
OneMain Holdings, Inc., Class A 17,412 1,089,643
* Onity Group, Inc. 1,009 36,990
OP Bancorp 1,041 16,240
*Oportun Financial Corp. 5,916 32,775
Oppenheimer Holdings, Inc.,
Class A 890 94,910
* OppFi , Inc. 2,424 22,713
* OptimumBank Holdings, Inc. 2,536 19,274
Orange County Bancorp, Inc. 918 35,114
Origin Bancorp, Inc. 3,502 191,664
Orrstown Financial Services, Inc. 1,994 85,204
*Oscar Health, Inc., Class A 21,568 673,353
*Palomar Holdings, Inc. 2,299 307,583
Park National Corp. 1,619 336,995
Parke Bancorp, Inc. 1,236 42,209
Pathfinder Bancorp, Inc. 717 11,458
Pathward Financial, Inc. 3,575 315,458
* Paymentus Holdings, Inc., Class
A 2,363 80,578
* Payoneer Global, Inc. 25,673 184,075
PayPal Holdings, Inc. 37,874 2,166,772
* Paysign , Inc. 5,704 51,108
PCB Bancorp 4 111
Peapack-Gladstone Financial
Corp. 1,608 73,936
Pelagos Insurance Capital, Ltd. 11,240 284,260
PennyMac Financial Services,
Inc. 7,810 588,952
Peoples Bancorp of North
Carolina, Inc. 700 30,100
Peoples Bancorp, Inc. 3,827 159,433
Peoples Financial Services Corp. 779 54,810
Shares Value
FINANCIALS — (Continued)
Perella Weinberg Partners, Class
A 7,238 $ 127,751
Pinnacle Financial Partners, Inc. 18,153 1,910,240
*Pioneer Bancorp, Inc. 958 16,497
#Piper Sandler Cos. 4,308 326,546
PJT Partners, Inc., Class A 1,621 272,831
Plumas Bancorp 766 46,963
PNC Financial Services Group,
Inc. (The) 14,637 3,657,347
*Ponce Financial Group, Inc. 2,379 48,008
Popular, Inc. 9,191 1,610,355
*Porch Group, Inc. 4,700 67,915
*PRA Group, Inc. 4,700 81,639
Preferred Bank/Los Angeles CA 1,146 119,688
Primerica, Inc. 3,710 1,187,052
Primis Financial Corp. 2,575 41,251
Princeton Bancorp, Inc. 389 16,042
Principal Financial Group, Inc. 24,322 2,765,411
*Priority Technology Holdings,
Inc. 2,817 18,311
PROG Holdings, Inc. 3,448 151,781
Progressive Corp. (The) 27,400 5,792,908
Prosperity Bancshares, Inc. 15,145 1,133,906
Provident Financial Holdings, Inc. 4 71
Provident Financial Services, Inc. 22,843 563,765
Prudential Financial, Inc. 18,221 2,224,420
QCR Holdings, Inc. 1,826 187,987
Radian Group, Inc. 13,914 542,507
Raymond James Financial, Inc. 9,054 1,593,323
RBB Bancorp 1,404 37,023
Red River Bancshares, Inc. 571 57,414
Regional Management Corp. 1,306 42,145
Regions Financial Corp. 109,872 3,400,538
Reinsurance Group of America,
Inc. 3,924 929,399
* Remitly Global, Inc. 16,450 374,567
RenaissanceRe Holdings, Ltd. 3,602 1,152,568
Renasant Corp. 8,806 383,677
*Repay Holdings Corp., Class A 9,700 38,800
Republic Bancorp, Inc., Class A 1,562 155,481
*Rhinebeck Bancorp, Inc. 1,767 21,202
Richmond Mutual Bancorp, Inc. 4 63
Riverview Bancorp, Inc. 1,900 10,070
RLI Corp. 7,365 451,033
*Robinhood Markets, Inc., Class
A 18,514 1,602,572
*Rocket Cos., Inc., Class A 36,874 475,675
*Root, Inc., Class A 767 41,533
Runway Growth Finance Corp. 1 5
S&P Global, Inc. 8,375 3,449,914
S&T Bancorp, Inc. 4,589 239,316
Safety Insurance Group, Inc. 1,622 167,699
SB Financial Group, Inc. 4 105
Seacoast Banking Corp. of
Florida 8,550 297,027
*Security National Financial
Corp., Class A 4 37
SEI Investments Co. 10,187 1,049,057
Selective Insurance Group, Inc. 5,750 545,042

34
Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
ServisFirst Bancshares, Inc. 5,070 $ 453,765
#*Sezzle, Inc. 2,206 341,378
#*Shift4 Payments, Inc., Class A 1,220 64,660
Shore Bancshares, Inc. 3,526 86,387
Sierra Bancorp 1,436 58,531
Simmons First National Corp.,
Class A 24,127 569,156
* SiriusPoint , Ltd. 13,535 320,103
*Skyward Specialty Insurance
Group, Inc. 5,462 327,447
SLM Corp. 25,543 663,990
SmartFinancial , Inc. 901 47,212
*SoFi Technologies, Inc. 153,802 2,508,511
Sound Financial Bancorp, Inc. 7 331
South Plains Financial, Inc. 294 13,183
*Southern First Bancshares, Inc. 891 55,598
Southern Missouri Bancorp, Inc. 1,203 93,124
Southside Bancshares, Inc. 2,897 94,181
SOUTHSTATE BANK Corp. 15,896 1,670,511
SR Bancorp, Inc. 991 19,374
State Street Corp. 15,072 2,775,660
*<Sterling Bancorp, Inc. 2,273 –
Stewart Information Services
Corp. 2,761 186,616
Stifel Financial Corp. 20,493 1,699,075
Stock Yards Bancorp, Inc. 3,254 276,915
* StoneX Group, Inc. 12,243 937,408
*Summit State Bank 1,074 13,307
Synchrony Financial 44,169 3,347,569
#T. Rowe Price Group, Inc. 28,027 3,132,017
Texas Capital Bancshares, Inc. 6,735 665,755
#TFS Financial Corp. 14,693 270,498
*Third Coast Bancshares, Inc. 1,317 57,737
Timberland Bancorp, Inc. 994 44,561
Tiptree, Inc. 4,146 73,674
*Toast, Inc., Class A 16,983 548,041
Tompkins Financial Corp. 1,293 129,093
Towne Bank/Portsmouth VA 7,511 284,742
*TPG, Inc. 14,057 141
TPG, Inc., Class A 5,992 261,611
Tradeweb Markets, Inc., Class A 6,358 638,979
Travelers Cos., Inc. (The) 25,379 9,500,882
TriCo Bancshares 3,769 216,868
*Triumph Financial, Inc. 2,278 172,969
Truist Financial Corp. 83,391 4,322,989
TrustCo Bank Corp. 1,936 110,313
Trustmark Corp. 7,461 354,024
*TWFG, Inc., Class A 918 24,602
UMB Financial Corp. 11,183 1,629,699
Union Bankshares , Inc. 557 12,828
United Bancorp, Inc. 807 12,307
United Bankshares , Inc. 12,724 616,478
United Community Banks, Inc. 11,854 420,106
United Fire Group, Inc. 2,611 134,101
Unity Bancorp, Inc. 938 55,239
Universal Insurance Holdings,
Inc. 3,209 140,265
Univest Financial Corp. 2,614 115,643
Shares Value
FINANCIALS — (Continued)
Unum Group 11,579 $ 997,068
#*Upstart Holdings, Inc. 1,194 32,763
US Bancorp 78,043 4,917,489
US Global Investors, Inc., Class
A 4,100 11,726
USCB Financial Holdings, Inc. 720 15,818
#UWM Holdings Corp. 30,875 56,193
Valley National Bancorp 83,421 1,192,086
*Velocity Financial, Inc. 2,729 47,867
Victory Capital Holdings, Inc.,
Class A 7,764 768,869
Virginia National Bankshares
Corp. 332 15,204
Virtu Financial, Inc., Class A 10,693 628,000
Virtus Investment Partners, Inc. 609 97,044
Visa, Inc., Class A 65,249 23,889,615
Voya Financial, Inc. 14,059 1,397,886
W. R. Berkley Corp. 30,167 2,188,314
WaFd , Inc. 13,458 494,851
Walker & Dunlop, Inc. 3,003 149,219
Washington Trust Bancorp, Inc. 2,025 78,934
Waterstone Financial, Inc. 1,695 34,781
Webster Financial Corp. 25,306 1,954,129
* Webull Corp. 3,325 23,475
Wells Fargo & Co. 151,375 13,086,369
WesBanco , Inc. 11,558 478,270
West Bancorp, Inc. 1,675 46,984
Westamerica Bancorp 2,504 150,616
Western Alliance Bancorp 17,723 1,426,524
Western New England Bancorp,
Inc. 4 52
#Western Union Co. (The) 74,640 474,710
Westwood Holdings Group, Inc. 4 77
*WEX, Inc. 8,610 1,609,726
#White Mountains Insurance
Group, Ltd. 220 461,501
Willis Towers Watson PLC 10,550 3,543,956
Wintrust Financial Corp. 6,865 1,095,242
WisdomTree, Inc. 19,729 382,151
*World Acceptance Corp. 531 95,479
WSFS Financial Corp. 5,597 448,879
Zions Bancorp NA 25,781 1,796,936
TOTAL FINANCIALS 521,044,681
HEALTH CARE — (9.6%)
*10X Genomics, Inc., Class A 13,097 619,095
*4D Molecular Therapeutics, Inc. 3,158 32,148
Abbott Laboratories 54,450 5,755,365
AbbVie, Inc. 73,554 18,457,641
#*AC Immune SA 5,748 12,588
*Acadia Healthcare Co., Inc. 14,154 419,241
*ACADIA Pharmaceuticals, Inc. 16,150 417,800
Acme United Corp. 429 24,393
*Acumen Pharmaceuticals, Inc. 7,149 15,370
* AdaptHealth Corp., Class A 12,717 137,344
* Addus HomeCare Corp. 3,125 360,875
*ADMA Biologics, Inc. 5,446 46,073
Agilent Technologies, Inc. 16,892 2,337,346
*Agios Pharmaceuticals, Inc. 9,209 276,454

35
Dimensional US Core Equity 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Align Technology, Inc. 5,902 $ 998,382
*Alignment Healthcare, Inc. 7,204 106,979
*Alkermes PLC 12,992 636,478
*Alnylam Pharmaceuticals, Inc. 4,363 896,684
*Alpha Teknova , Inc. 2,742 13,710
#*Altimmune, Inc. 8,167 23,194
*Alto Neuroscience, Inc. 1,813 49,078
*American Well Corp., Class A 1,474 15,846
Amgen, Inc. 26,713 10,288,779
*AMN Healthcare Services, Inc. 4,460 149,990
* Amneal Pharmaceuticals, Inc. 19,935 365,209
* Amphastar Pharmaceuticals,
Inc. 4,611 91,943
* Amylyx Pharmaceuticals, Inc. 4,500 91,395
* AngioDynamics , Inc. 5,298 78,357
*ANI Pharmaceuticals, Inc. 2,945 233,362
*Anika Therapeutics, Inc. 733 14,132
* Annexon , Inc. 15,800 80,501
#*Arcus Biosciences, Inc. 3,906 110,110
#*ArriVent Biopharma, Inc. 1,208 36,023
*Arrowhead Pharmaceuticals,
Inc. 5,886 498,250
*Artiva Biotherapeutics, Inc. 3,029 30,593
* Artivion , Inc. 4,761 127,738
* Arvinas , Inc. 7,928 63,662
#*Astrana Health, Inc. 6,176 219,619
*Atea Pharmaceuticals, Inc. 8,300 39,010
* AtriCure , Inc. 5,963 225,163
*Aura Biosciences, Inc. 3,190 22,362
* Aveanna Healthcare Holdings,
Inc. 15,828 148,625
* Axogen , Inc. 918 38,749
* Aytu BioPharma, Inc. 2,147 4,788
#*Azenta, Inc. 5,381 151,368
Baxter International, Inc. 15,166 396,743
#*Beam Therapeutics, Inc. 17,551 447,902
Becton Dickinson & Co. 11,787 1,952,163
#*Bicara Therapeutics, Inc. 5,117 138,671
#*BioAge Labs, Inc. 4,261 38,519
* BioCryst Pharmaceuticals, Inc. 286 2,568
*Biogen, Inc. 8,968 1,820,056
* BioLife Solutions, Inc. 4,430 138,570
*BioMarin Pharmaceutical, Inc. 19,135 1,148,483
#*Bio-Rad Laboratories, Inc.,
Class A 1,983 645,427
Bio-Techne Corp. 13,560 977,540
*Bioventus, Inc., Class A 5,744 75,648
*Boston Scientific Corp. 5,371 250,987
* Bridgebio Pharma, Inc. 13,709 1,097,954
* BrightSpring Health Services,
Inc. 17,131 1,022,892
Bristol-Myers Squibb Co. 138,060 9,016,699
*Brookdale Senior Living, Inc. 30,201 440,935
Bruker Corp. 12,739 800,519
*Butterfly Network, Inc., Class A 8,116 57,705
*C4 Therapeutics, Inc. 14,611 50,846
*Cabaletta Bio, Inc. 4,764 12,768
Cardinal Health, Inc. 9,750 2,242,793
#*CareCloud, Inc. 4,266 10,409
Shares Value
HEALTH CARE — (Continued)
* CareDx , Inc. 4,121 $ 180,129
*Castle Biosciences, Inc. 3,672 102,816
#*Celldex Therapeutics, Inc. 7,780 296,107
Cencora , Inc. 10,728 3,340,056
*Centene Corp. 14,746 917,496
* Ceribell , Inc. 631 11,162
#*Certara, Inc. 17,822 144,358
#*CG oncology, Inc. 4,156 295,866
#*Charles River Laboratories
International, Inc. 5,545 1,289,268
Chemed Corp. 1,366 727,054
Cigna Group (The) 13,652 3,809,591
*Clover Health Investments
Corp., Class A 23,911 99,709
*Codexis, Inc. 1,729 2,421
*Collegium Pharmaceutical, Inc. 5,671 200,697
*Community Health Systems,
Inc. 6,184 17,253
Concentra Group Holdings
Parent, Inc. 12,991 411,165
#*Contineum Therapeutics, Inc.,
Class A 2,968 45,974
*Cooper Cos., Inc. (The) 13,489 975,524
*Corbus Pharmaceuticals
Holdings, Inc. 1,791 16,065
* Corcept Therapeutics, Inc. 2,264 259,205
* Coya Therapeutics, Inc. 2,845 11,921
* Crinetics Pharmaceuticals, Inc. 7,725 645,192
* CryoPort , Inc. 5,300 79,977
*Cullinan Therapeutics, Inc. 6,292 103,818
* CVRx , Inc. 1,354 7,007
CVS Health Corp. 53,112 5,546,486
* Cyclerion Therapeutics, Inc. 748 2,573
* Cytek Biosciences, Inc. 12,189 51,438
* CytomX Therapeutics, Inc. 12,796 39,668
Danaher Corp. 20,495 3,996,115
*DaVita, Inc. 5,989 1,437,899
*Denali Therapeutics, Inc. 14,634 336,875
DENTSPLY SIRONA, Inc. 31,508 421,262
*Design Therapeutics, Inc. 4,864 59,244
*Dexcom, Inc. 31,150 2,599,467
*Dianthus Therapeutics, Inc. 3,958 423,189
*Disc Medicine, Inc., Class A 4,161 320,397
#*Doximity, Inc., Class A 3,112 65,072
#*Dyne Therapeutics, Inc. 14,680 369,642
*Edgewise Therapeutics, Inc. 5,796 222,740
*Edwards Lifesciences Corp. 27,482 2,365,376
*Elanco Animal Health, Inc. 49,974 1,317,814
* Electromed , Inc. 957 38,979
#*Eledon Pharmaceuticals, Inc. 4,274 14,446
Elevance Health, Inc. 8,943 3,361,137
Eli Lilly & Co. 32,764 37,640,594
Embecta Corp. 4,940 17,982
*Emergent BioSolutions, Inc. 5,377 38,822
* Enanta Pharmaceuticals, Inc. 2,200 27,720
Encompass Health Corp. 12,076 1,341,281
*Enliven Therapeutics, Inc. 3,866 211,895
* Enovis Corp. 6,276 182,945
Ensign Group, Inc. (The) 5,763 1,026,736

36
Dimensional US Core Equity 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Entrada Therapeutics, Inc. 4,231 $ 28,728
* Envista Holdings Corp. 25,326 691,653
*Eton Pharmaceuticals, Inc. 1,223 56,772
* Exagen , Inc. 1,831 8,294
* Exelixis , Inc. 28,236 1,497,355
#*EyePoint, Inc. 5,922 72,544
* Fortrea Holdings, Inc. 10,317 197,777
#*Fulgent Genetics, Inc. 2,266 37,502
GE HealthCare Technologies,
Inc. 24,832 1,689,073
* GeneDx Holdings Corp., Class
A 1,221 79,499
Gilead Sciences, Inc. 59,199 7,708,302
*Ginkgo Bioworks Holdings, Inc. 4,838 39,139
* Glaukos Corp. 495 82,526
#*Globus Medical, Inc., Class A 11,916 938,862
* GoodRx Holdings, Inc., Class A 9,400 28,858
#*GRAIL, Inc. 6,641 455,307
*Guardant Health, Inc. 7,948 1,287,497
*Guardian Pharmacy Services,
Inc., Class A 3,451 136,418
* Haemonetics Corp. 6,430 550,022
*Halozyme Therapeutics, Inc. 9,295 767,209
*Harmony Biosciences Holdings,
Inc. 7,591 267,507
#*Harrow, Inc. 2,739 106,191
*Harvard Bioscience, Inc. 928 5,661
HCA Healthcare, Inc. 3,816 1,536,283
*HealthEquity, Inc. 6,647 668,755
HealthStream, Inc. 2,562 71,838
*Henry Schein, Inc. 13,104 1,123,668
Humana, Inc. 4,948 1,800,379
*ICON PLC 6,504 1,063,827
*ICU Medical, Inc. 3,415 575,462
* Ideaya Biosciences, Inc. 14,739 523,234
*IDEXX Laboratories, Inc. 3,827 2,139,561
*Illumina, Inc. 11,084 2,273,328
* ImmuCell Corp. 1,920 21,523
*Immunome, Inc. 7,308 166,330
*Incyte Corp. 22,132 2,645,217
*Indivior Pharmaceuticals, Inc. 16,098 644,081
* InfuSystem Holdings, Inc. 2,494 22,795
* Innovage Holding Corp. 3,933 44,679
* Innoviva , Inc. 8,987 188,457
* Inogen , Inc. 8 52
* Insmed , Inc. 5,993 590,910
* Insulet Corp. 5,206 860,812
*Integer Holdings Corp. 629 76,241
*Integra LifeSciences Holdings
Corp. 4,399 73,243
#*Intellia Therapeutics, Inc. 18,798 200,763
*Intuitive Surgical, Inc. 6,712 2,371,551
*Ionis Pharmaceuticals, Inc. 2,712 140,400
#*Iovance Biotherapeutics, Inc. 63,899 260,069
*IQVIA Holdings, Inc. 12,616 2,965,012
iRadimed Corp. 841 76,413
*Ironwood Pharmaceuticals, Inc.,
Class A 11,833 50,054
*Jazz Pharmaceuticals PLC 7,084 1,791,260
Shares Value
HEALTH CARE — (Continued)
Johnson & Johnson 100,109 $ 25,662,942
#*Joint Corp. (The) 16 133
#*Kalaris Therapeutics, Inc. 3,296 11,569
* Keros Therapeutics, Inc. 2,135 21,499
*Kewaunee Scientific Corp. 402 14,359
#*Kiniksa Pharmaceuticals
International PLC, Class A 3,131 232,759
* Kiora Pharmaceuticals, Inc. 1,574 4,124
*Kodiak Sciences, Inc. 3,093 128,607
*Krystal Biotech, Inc. 2,115 721,469
*Kura Oncology, Inc. 7,459 67,206
* Kymera Therapeutics, Inc. 5,280 545,952
Labcorp Holdings, Inc. 9,791 3,027,377
#*Lantheus Holdings, Inc. 4,871 485,346
*Larimar Therapeutics, Inc. 11,721 44,774
LeMaitre Vascular, Inc. 2,574 260,798
#*LENSAR, Inc. 4 20
* LeonaBio , Inc. 2,614 18,455
* LifeStance Health Group, Inc. 45,534 477,196
*Lifeward, Ltd. 804 5,716
#*Ligand Pharmaceuticals, Inc. 1,810 520,447
* Lipocine , Inc. 5,116 10,846
* Liquidia Corp. 1,970 165,697
* Lisata Therapeutics, Inc. 8 8
* LivaNova PLC 7,259 581,736
#*Lyell Immunopharma , Inc. 1,961 25,375
* MacroGenics , Inc. 3,958 14,605
*Madrigal Pharmaceuticals, Inc. 6 2,804
* Maravai LifeSciences Holdings,
Inc., Class A 10,921 71,751
*MBX Biosciences, Inc. 1,774 116,960
McKesson Corp. 2,973 2,545,453
* Medpace Holdings, Inc. 2,344 1,352,746
Medtronic PLC 38,537 3,290,674
Merck & Co., Inc. 129,714 16,888,763
*Merit Medical Systems, Inc. 2,605 221,451
Mesa Laboratories, Inc. 504 50,808
*Mettler-Toledo International, Inc. 1,509 2,137,197
* Mineralys Therapeutics, Inc. 5,431 138,599
#*Moderna, Inc. 29,146 1,597,784
*Molina Healthcare, Inc. 3,036 593,902
#*Monte Rosa Therapeutics, Inc. 6,014 99,351
*Myriad Genetics, Inc. 13,787 39,431
* Natera , Inc. 3,405 911,723
National HealthCare Corp. 1,654 373,854
*Nautilus Biotechnology, Inc.,
Class A 5,271 5,150
* Neogen Corp. 33,506 403,412
* NeoGenomics , Inc. 14,888 227,638
* Neurocrine Biosciences, Inc. 8,569 1,429,309
* Nkarta , Inc. 6,031 12,605
* Novocure , Ltd. 3,287 48,779
NRC Health 1,985 38,727
* Nurix Therapeutics, Inc. 7,762 180,156
#*Nutex Health, Inc. 608 89,637
*Ocular Therapeutix , Inc. 24,851 203,033
*Odysight.ai, Inc. 1,482 6,254
* Olema Pharmaceuticals, Inc. 8,460 96,867

37
Dimensional US Core Equity 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*OmniAb, Inc. 13,200 $ 26,136
*Omnicell, Inc. 6,661 235,600
#*OnKure Therapeutics, Inc.,
Class A 3,580 13,676
*Option Care Health, Inc. 16,563 381,446
Oramed Pharmaceuticals, Inc. 4,523 18,409
*OraSure Technologies, Inc. 7,000 28,350
#*Organogenesis Holdings, Inc.,
Class A 9,772 23,160
*ORIC Pharmaceuticals, Inc. 9,920 109,814
* Orthofix Medical, Inc. 5,000 59,000
* OrthoPediatrics Corp. 2,379 48,032
#*Owlet, Inc., Class A 2,884 14,824
* Pacira BioSciences , Inc. 6,433 169,896
*PACS Group, Inc. 10,028 461,388
* Pediatrix Medical Group, Inc. 7,702 204,180
*Pennant Group, Inc. (The) 3,116 125,637
*Penumbra, Inc. 1,400 449,666
#Perrigo Co. PLC 10,479 105,943
* Personalis , Inc. 10,387 131,499
#*Perspective Therapeutics, Inc. 13,021 37,891
Pfizer, Inc. 265,520 6,640,655
Phibro Animal Health Corp.,
Class A 2,860 103,904
* Precipio , Inc. 114 2,468
#*Precision BioSciences , Inc. 2,947 20,600
*Prelude Therapeutics, Inc. 1,348 6,201
*Prestige Consumer Healthcare,
Inc. 4,442 223,077
#*Prime Medicine, Inc. 13,330 38,924
* Privia Health Group, Inc. 11,295 267,353
* Procept Biorobotics Corp. 273 5,083
*Progyny, Inc. 10,015 311,767
*Protagonist Therapeutics, Inc. 3,216 439,434
* Protalix BioTherapeutics , Inc. 10,500 24,885
* Protara Therapeutics, Inc. 5,791 22,701
* Prothena Corp. PLC 5,606 45,521
*PTC Therapeutics, Inc. 1,090 74,131
*Puma Biotechnology, Inc. 6,348 50,340
*Q/C Technologies, Inc. 300 783
Quest Diagnostics, Inc. 12,279 2,861,130
* RadNet , Inc. 6,629 422,798
*Rapport Therapeutics, Inc. 2,900 118,842
Regeneron Pharmaceuticals, Inc. 5,046 3,848,231
*REGENXBIO, Inc. 4,755 46,076
*Relay Therapeutics, Inc. 21,264 400,401
* Repligen Corp. 5,043 711,113
* Replimune Group, Inc. 3,200 35,840
#ResMed, Inc. 7,550 1,592,899
*Revolution Medicines, Inc. 5,161 967,842
#Revvity, Inc. 11,339 1,275,864
* Rezolute , Inc. 13,711 64,716
#*Rigel Pharmaceuticals, Inc. 699 25,730
#*Rocket Pharmaceuticals, Inc. 9,894 30,770
* Roivant Sciences, Ltd. 72,082 2,444,301
#*Sagimet Biosciences, Inc.,
Class A 3,445 24,494
*Sarepta Therapeutics, Inc. 9,089 135,063
*Seer, Inc., Class A 5,033 11,173
Shares Value
HEALTH CARE — (Continued)
* Sensus Healthcare, Inc. 4 $ 12
* Septerna , Inc. 418 14,400
*Sera Prognostics, Inc., Class A 5,101 10,406
*SI-BONE, Inc. 3,466 61,556
*Sight Sciences, Inc. 10 53
#*Solid Biosciences, Inc. 10,716 86,371
* Solventum Corp. 17,789 1,519,892
* Sotera Health Co. 31,971 571,002
*Spero Therapeutics, Inc. 7,979 9,335
*Spruce Biosciences, Inc. 371 15,890
*STAAR Surgical Co. 4,995 121,678
STERIS PLC 10,863 2,481,109
#*Stoke Therapeutics, Inc. 5,032 145,224
*Strata Critical Medical, Inc. 8,252 41,425
Stryker Corp. 8,981 2,925,112
*Supernus Pharmaceuticals, Inc. 9,666 431,394
*Surgery Partners, Inc. 4,626 71,240
*Tactile Systems Technology,
Inc. 2,462 69,355
* Taysha Gene Therapies, Inc. 4,760 27,894
#*Teladoc Health, Inc. 23,195 155,638
Teleflex, Inc. 4,134 565,159
* Tenax Therapeutics, Inc. 2,603 35,661
*Tenet Healthcare Corp. 10,880 2,772,006
#*TG Therapeutics, Inc. 288 14,985
* TherapeuticsMD , Inc. 3,076 6,244
* Theravance Biopharma, Inc. 5,337 89,982
Thermo Fisher Scientific, Inc. 10,639 6,109,978
* TransMedics Group, Inc. 1,555 118,973
#*Tyra Biosciences, Inc. 1,590 50,689
#*UFP Technologies, Inc. 844 215,034
#*Unicycive Therapeutics, Inc. 3,419 17,129
*United Therapeutics Corp. 4,282 2,216,834
UnitedHealth Group, Inc. 29,896 12,388,902
Universal Health Services, Inc.,
Class B 5,703 960,613
*Upstream Bio, Inc. 2,366 14,929
US Physical Therapy, Inc. 1,814 143,415
Utah Medical Products, Inc. 175 12,341
*Vanda Pharmaceuticals, Inc. 6,317 32,217
* Varex Imaging Corp. 4,000 44,760
* Vaxcyte , Inc. 12,523 677,244
*Veeva Systems, Inc., Class A 4,667 951,041
*Vera Therapeutics, Inc., Class A 5,306 170,323
* Veracyte , Inc. 13,880 642,922
* Verastem , Inc. 5,730 33,234
* Vericel Corp. 3,967 182,323
* Verrica Pharmaceuticals, Inc. 1,645 8,587
*Vertex Pharmaceuticals, Inc. 6,724 3,208,020
Viatris , Inc. 110,597 1,942,083
#*Viking Therapeutics, Inc. 1,044 33,137
*Vir Biotechnology, Inc. 22,418 194,140
#*Viridian Therapeutics, Inc. 13,475 254,947
*Voyager Therapeutics, Inc. 6,400 19,392
*Waters Corp. 6,449 2,433,272
* WaVe Life Sciences, Ltd. 19,243 106,029
West Pharmaceutical Services,
Inc. 6,425 2,190,668

38
Dimensional US Core Equity 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
* Xencor , Inc. 8,021 $ 162,104
* Xeris Biopharma Holdings, Inc. 8,551 69,092
#*Xilio Therapeutics, Inc. 1,116 10,167
#*Zentalis Pharmaceuticals, Inc. 10,234 48,509
* Zevra Therapeutics, Inc. 5,358 50,955
#Zimmer Biomet Holdings, Inc. 17,680 1,660,682
Zoetis, Inc., Class A 17,007 1,314,471
* Zymeworks , Inc. 3,968 87,058
TOTAL HEALTH CARE 329,897,854
INDUSTRIALS — (11.9%)
#*3D Systems Corp. 15,338 40,492
3M Co. 24,904 4,390,077
#A.O. Smith Corp. 12,525 753,128
#AAON, Inc. 6,024 536,497
*AAR Corp. 5,075 710,703
ABM Industries, Inc. 10,684 511,870
ACCO Brands Corp. 12,024 50,741
Acuity, Inc. 3,421 1,123,422
Advanced Drainage Systems,
Inc. 8,747 1,211,285
Aebi Schmidt Holding AG 2,808 36,195
AECOM 11,064 800,923
* AerSale Corp. 3,694 22,903
AGCO Corp. 8,405 858,655
*Air Industries Group 3,327 8,916
#*AirJoule Technologies Corp.,
Class A 4,405 18,633
Alamo Group, Inc. 1,850 294,298
*Alaska Air Group, Inc. 14,055 666,910
Albany International Corp., Class
A 2,829 210,789
Alight, Inc., Class A 919 15,605
*Allegiant Travel Co. 3,574 350,538
#Allegion PLC 10,619 1,671,431
Allient , Inc. 1,446 126,467
Allison Transmission Holdings,
Inc. 11,400 1,305,756
*Alpha Pro Tech, Ltd. 1,930 9,515
*Alta Equipment Group, Inc. 1,573 10,350
*Amentum Holdings, Inc. 15,334 340,415
*Ameresco, Inc., Class A 2,923 61,588
#*American Airlines Group, Inc. 60,923 930,294
*American Superconductor Corp. 3,933 115,512
AMETEK, Inc. 11,180 2,702,318
*API Group Corp. 27,684 1,098,501
Apogee Enterprises, Inc. 2,728 108,029
Applied Industrial Technologies,
Inc. 3,593 1,240,340
ArcBest Corp. 3,230 466,250
*Archer Aviation, Inc., Class A 2,440 11,322
Arcosa , Inc. 4,502 653,690
Argan, Inc. 834 475,739
Armstrong World Industries, Inc. 4,693 819,679
*Art's-Way Manufacturing Co.,
Inc. 4,361 9,420
Astec Industries, Inc. 2,178 110,337
* Astronics Corp. 3,380 234,876
* Astronics Corp., Class B 675 46,588
Shares Value
INDUSTRIALS — (Continued)
*ATI, Inc. 5,974 $ 1,119,767
Atkore, Inc. 5,601 408,649
Atmus Filtration Technologies,
Inc. 7,726 398,893
Automatic Data Processing, Inc. 17,615 4,693,693
#*Avis Budget Group, Inc. 1,283 176,336
*Axon Enterprise, Inc. 849 448,068
AZZ, Inc. 2,767 400,440
Barrett Business Services, Inc. 1,462 57,076
BGSF, Inc. 3,900 21,645
*Bloom Energy Corp., Class A 9,193 1,892,011
#*Blue Bird Corp. 4,738 352,460
*BlueLinx Holdings, Inc. 684 37,086
*Boeing Co. (The) 22,874 4,943,986
Boise Cascade Co. 5,563 424,902
Booz Allen Hamilton Holding
Corp., Class A 10,128 706,124
*Bowman Consulting Group, Ltd. 1,805 48,464
Brady Corp., Class A 3,605 339,843
*BrightView Holdings, Inc. 8,479 110,566
Brink's Co. (The) 3,736 442,529
Broadridge Financial Solutions,
Inc. 6,864 1,056,713
* Broadwind , Inc. 5,248 20,992
*Builders FirstSource , Inc. 5,490 364,756
BWX Technologies, Inc. 7,609 1,283,638
*CACI International, Inc., Class A 2,465 1,226,954
#*Cadeler A/S, ADR 10 227
Cadre Holdings, Inc. 4,020 123,937
Carlisle Cos., Inc. 3,522 1,267,638
Carpenter Technology Corp. 1,984 1,031,005
Carrier Global Corp. 40,342 2,493,539
#*Casella Waste Systems, Inc.,
Class A 5,289 474,476
Caterpillar, Inc. 16,865 13,741,771
*CECO Environmental Corp. 6,282 413,921
* Centuri Holdings, Inc. 10,757 299,475
CH Robinson Worldwide, Inc. 12,589 1,859,773
* Cimpress PLC 1,583 156,242
Cintas Corp. 21,973 4,496,335
*Civeo Corp. 1,444 45,500
*Clean Harbors, Inc. 5,074 1,587,553
* ClearSign Technologies Corp. 547 2,111
CNH Industrial NV 144,191 1,477,958
Comfort Systems USA, Inc. 1,625 2,810,746
*Commercial Vehicle Group, Inc. 4,113 18,632
CompX International, Inc. 86 2,435
#Concentrix Corp. 2,267 55,768
*Concrete Pumping Holdings,
Inc. 3,497 34,026
*Conduent, Inc. 11,296 17,735
*Construction Partners, Inc.,
Class A 2,894 299,095
Copa Holdings SA, Class A 3,472 490,316
*Copart, Inc. 2,714 79,032
#*Core & Main, Inc., Class A 27,158 1,194,137
* Costamare Bulkers Holdings,
Ltd. 2,331 45,594
Costamare , Inc. 11,659 181,647

39
Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Covenant Logistics Group, Inc.,
Class A 2,063 $ 73,278
*CPI Aerostructures, Inc. 6,300 31,563
CRA International, Inc. 1,578 282,509
Crane Co. 5,168 1,103,161
#CSW Industrials, Inc. 1,179 376,018
CSX Corp. 166,354 8,384,242
Cummins, Inc. 5,247 3,327,647
Curtiss-Wright Corp. 1,982 1,434,968
*Custom Truck One Source, Inc. 19,171 194,586
Deere & Co. 9,227 5,468,566
Delta Air Lines, Inc. 64,485 5,638,568
Deluxe Corp. 5,549 143,553
*Distribution Solutions Group,
Inc. 3,504 121,133
*DNOW, Inc. 21,367 301,702
Donaldson Co., Inc. 10,931 1,030,137
Douglas Dynamics, Inc. 1,848 81,552
Dover Corp. 11,352 2,322,846
#*Dragonfly Energy Holdings
Corp. 7,367 8,619
*Ducommun, Inc. 1,483 265,487
DuPont de Nemours, Inc. 10,507 1,439,459
*DXP Enterprises, Inc. 1,615 253,587
* Dycom Industries, Inc. 2,335 936,498
Eastern Co. (The) 909 21,561
Eaton Corp. PLC 8,518 3,536,674
EMCOR Group, Inc. 2,836 2,261,511
Emerson Electric Co. 30,428 4,558,723
*Energy Focus, Inc. 3,205 9,775
*Energy Recovery, Inc. 5,500 47,575
Enerpac Tool Group Corp., Class
A 4,238 151,466
EnerSys 2,958 550,336
Ennis, Inc. 2,487 54,217
Enpro , Inc. 1,787 560,975
* Enviri Corp. 2,623 58,178
Equifax, Inc. 10,992 1,897,439
#Esab Corp. 4,513 390,510
ESCO Technologies, Inc. 2,483 782,865
Espey Mfg. & Electronics Corp. 201 11,893
#*Everus Construction Group,
Inc. 4,827 605,451
EVI Industries, Inc. 689 9,694
* ExlService Holdings, Inc. 10,313 349,920
Expeditors International of
Washington, Inc. 16,884 2,834,655
Exponent, Inc. 3,062 204,695
Fastenal Co. 58,930 2,811,550
#Federal Signal Corp. 4,061 507,422
FedEx Corp. 19,022 5,847,363
*FedEx Freight Holding Co., Inc. 10,130 1,423,569
Ferguson Enterprises, Inc. 16,428 3,849,573
*FGI Industries, Ltd. 607 2,598
#*First Advantage Corp. 9,727 192,984
Flowserve Corp. 15,009 1,140,534
*Fluence Energy, Inc., Class A 6,105 85,043
*Fluor Corp. 20,116 1,009,220
Fortive Corp. 36,931 2,186,685
Shares Value
INDUSTRIALS — (Continued)
Fortune Brands Innovations, Inc. 12,620 $ 621,661
*Franklin Covey Co. 900 19,305
Franklin Electric Co., Inc. 3,134 328,192
* FreightCar America, Inc. 389 3,100
*Frontier Group Holdings, Inc. 9,338 63,032
FTAI Aviation, Ltd. 5,515 1,136,090
#FTAI Infrastructure, Inc. 4,424 16,502
*FTI Consulting, Inc. 3,803 606,122
#*FuelCell Energy, Inc. 7,942 171,627
*Gates Industrial Corp., Ltd. 22,320 624,514
GATX Corp. 2,958 529,097
GE Vernova , Inc. 4,539 4,494,926
Genco Shipping & Trading, Ltd. 4,993 127,521
* Gencor Industries, Inc. 4 57
*Generac Holdings, Inc. 6,014 1,185,420
General Dynamics Corp. 5,573 2,136,800
General Electric Co. 37,831 13,621,808
Genpact, Ltd. 16,890 594,021
*Gibraltar Industries, Inc. 2,222 93,902
Global Industrial Co. 2,749 98,249
Gorman-Rupp Co. (The) 2,129 172,854
Graco, Inc. 13,435 1,066,470
*Graham Corp. 504 48,334
Granite Construction, Inc. 3,775 456,662
Greenbrier Cos., Inc. (The) 3,715 182,964
Griffon Corp. 2,826 243,516
#*GXO Logistics, Inc. 9,661 484,596
*Hayward Holdings, Inc. 27,505 416,151
*Healthcare Services Group, Inc. 6,672 155,458
Heartland Express, Inc. 7,569 92,569
#HEICO Corp. 1,747 622,561
HEICO Corp., Class A 2,846 732,219
Helios Technologies, Inc. 5,527 430,609
#Herc Holdings, Inc. 4,997 750,250
Hexcel Corp. 6,893 709,634
*Hillman Solutions Corp. 25,836 203,329
HireQuest , Inc. 311 4,018
HNI Corp. 6,163 277,397
*Honeywell Aerospace, Inc. 12,017 2,484,395
Honeywell International, Inc. 11,725 2,849,761
Howmet Aerospace, Inc. 12,276 3,465,024
Hub Group, Inc., Class A 10,420 484,843
Hubbell, Inc., Class B 6,830 3,227,516
*Hudson Technologies, Inc. 3,030 18,301
Huntington Ingalls Industries, Inc. 5,555 1,813,430
* Hurco Cos., Inc. 634 13,213
*Huron Consulting Group, Inc. 2,452 372,140
* Hyliion Holdings Corp. 4,937 17,576
Hyster-Yale, Inc. 1,182 39,514
*IBEX Holdings, Ltd. 1,498 52,939
ICF International, Inc. 1,894 153,262
IDEX Corp. 8,082 1,862,497
*IES Holdings, Inc. 1,780 1,325,281
Illinois Tool Works, Inc. 16,301 4,677,572
Ingersoll Rand, Inc. 12,927 1,077,853
*Innodata, Inc. 3,421 214,941
*Innovative Solutions and
Support, Inc. 1,600 29,264

40
Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Insteel Industries, Inc. 1,556 $ 47,691
Interface, Inc., Class A 8,508 291,484
ITT, Inc. 8,804 1,725,408
Jacobs Solutions, Inc. 13,069 1,763,400
*Janus International Group, Inc. 10,333 53,008
JB Hunt Transport Services, Inc. 11,535 3,134,636
JBT Marel Corp. 1,951 270,155
*JetBlue Airways Corp. 57,877 348,998
Johnson Controls International
PLC 15,083 2,212,073
Kadant , Inc. 1,060 325,950
Karat Packaging, Inc. 1,371 55,169
#*Karman Holdings, Inc. 3,713 178,781
KBR, Inc. 8,336 305,181
Kelly Services, Inc., Class A 2,700 40,068
Kennametal, Inc. 13,538 459,886
Kforce , Inc. 1,536 87,199
*Kirby Corp. 6,365 834,706
Knight-Swift Transportation
Holdings, Inc., Class A 26,712 1,857,285
Korn Ferry 4,598 378,277
*Kratos Defense & Security
Solutions, Inc. 16,157 752,916
*L.B. Foster Co., Class A 556 22,868
L3Harris Technologies, Inc. 9,642 2,671,413
Landstar System, Inc. 2,334 407,913
*Legalzoom.com, Inc. 3,991 31,409
Leidos Holdings, Inc. 14,893 1,721,631
Lennox International, Inc. 3,630 1,509,644
Leonardo DRS, Inc. 16,678 768,022
#*Limbach Holdings, Inc. 971 69,621
Lincoln Electric Holdings, Inc. 4,101 1,071,632
Lindsay Corp. 1,003 111,152
*Liquidity Services, Inc. 2,927 114,094
#*Loar Holdings, Inc. 7,730 529,119
Lockheed Martin Corp. 11,688 6,811,065
Louisiana-Pacific Corp. 5,763 417,414
LSI Industries, Inc. 2,727 63,785
Luxfer Holdings PLC 2,500 42,575
*Lyft, Inc., Class A 47,516 753,604
*Manitowoc Co., Inc. (The) 3,983 55,165
ManpowerGroup, Inc. 1,904 99,808
Marten Transport, Ltd. 8,518 125,981
Masco Corp. 21,602 1,544,111
* MasTec , Inc. 5,390 1,418,109
* Mastech Digital, Inc. 1,427 11,074
*Masterbrand, Inc. 19,215 158,524
*Matrix Service Co. 2,506 29,070
Matson, Inc. 2,711 549,221
Maximus, Inc. 7,875 474,469
*Mayville Engineering Co., Inc. 1,819 46,694
McGrath RentCorp 2,381 274,172
#*Mercury Systems, Inc. 4,525 439,377
* Middleby Corp. (The) 5,948 794,534
* Midera Food Processing, Inc. 5,948 285,207
Miller Industries, Inc. 1,438 72,331
MillerKnoll , Inc. 7,961 179,282
* Mistras Group, Inc. 3,026 46,025
Shares Value
INDUSTRIALS — (Continued)
*Mobility Global, Inc. 8,375 $ 170,682
*Modine Manufacturing Co. 4,638 932,516
Moog, Inc., Class A 1,936 754,750
MSA Safety, Inc. 2,862 544,553
MSC Industrial Direct Co., Inc.,
Class A 4,172 514,825
Mueller Industries, Inc. 20,722 1,376,148
Mueller Water Products, Inc.,
Class A 11,451 289,023
*MYR Group, Inc. 1,418 472,506
National Presto Industries, Inc. 689 83,658
* Nephros , Inc. 2,462 8,346
* Nextpower , Inc., Class A 15,201 1,366,114
NLI Holdings, Inc. 8 46
Nordson Corp. 3,293 980,590
Norfolk Southern Corp. 13,675 4,587,689
Northrop Grumman Corp. 7,255 3,935,692
*NPK International, Inc. 7,455 93,113
nVent Electric PLC 17,467 2,686,949
*NWPX Infrastructure, Inc. 903 111,141
Old Dominion Freight Line, Inc. 10,712 2,272,444
Omega Flex, Inc. 827 24,363
* Onterris , Inc. 2,700 56,673
*OPENLANE, Inc. 10,317 410,204
* Optex Systems Holdings, Inc. 1,495 16,879
*Orion Energy Systems, Inc. 138 1,394
*Orion Group Holdings, Inc. 4,831 47,247
Oshkosh Corp. 10,260 1,461,127
Otis Worldwide Corp. 17,945 1,291,143
Owens Corning 10,185 1,414,697
PACCAR, Inc. 28,464 3,776,604
Pangaea Logistics Solutions, Ltd. 6,764 51,474
Park Aerospace Corp. 1,926 65,291
Parker-Hannifin Corp. 3,823 3,733,274
Park-Ohio Holdings Corp. 439 17,529
*Parsons Corp. 9,037 399,526
Paychex, Inc. 19,898 2,324,882
Paycom Software, Inc. 468 76,733
*Paylocity Holding Corp. 219 30,199
Pentair PLC 16,435 1,075,506
*Perma-Fix Environmental
Services, Inc. 697 11,570
*Perma-Pipe International
Holdings, Inc. 536 12,944
*Pioneer Power Solutions, Inc. 482 1,403
Pitney Bowes, Inc. 22,498 394,390
#*Planet Labs PBC 28,989 593,695
#*Plug Power, Inc. 146,772 302,350
Powell Industries, Inc. 4,074 850,162
*Power Solutions International,
Inc. 1,884 52,017
Preformed Line Products Co. 776 277,016
Primoris Services Corp. 6,834 576,858
*Proto Labs, Inc. 2,315 173,741
Quad/Graphics, Inc. 6,159 63,992
Quanex Building Products Corp. 3,768 67,221
Quanta Services, Inc. 3,028 2,020,766
*QXO, Inc. 29,964 398,521
*Radiant Logistics, Inc. 4,930 40,623

41
Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*RBC Bearings, Inc. 2,371 $ 1,307,156
*RCM Technologies, Inc. 642 18,162
Regal Rexnord Corp. 8,919 1,830,446
Republic Services, Inc., Class A 22,569 4,751,903
* Resideo Technologies, Inc. 14,633 501,912
Resources Connection, Inc. 4,900 21,413
Robert Half, Inc. 8,111 306,596
*Rocket Lab Corp. 12,875 836,231
Rockwell Automation, Inc. 5,235 2,513,219
Rollins, Inc. 36,999 1,404,852
RTX Corp. 49,308 10,612,068
Rush Enterprises, Inc., Class A 6,170 492,304
Rush Enterprises, Inc., Class B 1,593 123,824
#*RXO, Inc. 15,887 321,712
Ryder System, Inc. 4,513 1,157,223
*Saia, Inc. 3,070 1,067,224
Schneider National, Inc., Class B 7,639 273,018
Science Applications
International Corp. 6,055 709,222
Sensata Technologies Holding
PLC 14,366 665,002
*Shoals Technologies Group,
Inc., Class A 28,428 248,461
*SIFCO Industries, Inc. 548 14,127
Simpson Manufacturing Co., Inc. 3,144 590,255
* SiteOne Landscape Supply, Inc. 5,420 511,865
*SkyWest, Inc. 3,874 414,402
Snap-on, Inc. 5,246 2,153,011
Southwest Airlines Co. 70,583 3,174,118
*SPX Technologies, Inc. 5,675 1,246,343
SS&C Technologies Holdings,
Inc. 30,366 2,339,700
#*StandardAero, Inc. 38,148 1,118,118
Standex International Corp. 1,198 355,207
Stanley Black & Decker, Inc. 15,420 1,458,424
*Sterling Infrastructure, Inc. 2,534 1,512,215
#*Sunrun, Inc. 30,579 299,980
#*Symbotic, Inc., Class A 2,876 123,812
#TaskUS, Inc., Class A 1,808 10,975
*Taylor Devices, Inc. 148 7,597
*Team, Inc. 285 4,959
* TechPrecision Corp. 686 3,238
#Tecnoglass Holdings, Inc. 540 23,458
Tennant Co. 2,266 190,412
Terex Corp. 10,765 676,473
Tetra Tech, Inc. 26,754 887,163
Textron, Inc. 19,087 1,627,358
#*TIC Solutions, Inc. 5,471 39,993
Timken Co. (The) 8,978 1,234,924
*Titan International, Inc. 6,237 45,031
*Titan Machinery, Inc. 3,259 55,370
Toro Co. (The) 8,856 813,601
Trane Technologies PLC 6,724 3,059,084
* Transcat , Inc. 884 75,467
TransDigm Group, Inc. 2,285 2,866,258
TransUnion 18,596 1,462,018
* Trex Co., Inc. 953 41,322
TriNet Group, Inc. 545 35,877
Shares Value
INDUSTRIALS — (Continued)
Trinity Industries, Inc. 11,242 $ 351,200
*TrueBlue, Inc. 3,700 26,196
*TTEC Holdings, Inc. 5,500 13,695
Tutor Perini Corp. 4,355 364,731
Twin Disc, Inc. 621 14,165
*Uber Technologies, Inc. 47,707 3,356,665
UFP Industries, Inc. 5,770 500,490
*U-Haul Holding Co. 1,818 128,914
U-Haul Holding Co. 14,576 912,166
#UL Solutions, Inc., Class A 4,068 372,792
* Ultralife Corp. 1,857 9,638
UniFirst Corp. 1,662 486,933
Union Pacific Corp. 25,339 7,402,282
*United Airlines Holdings, Inc. 36,542 4,433,641
United Parcel Service, Inc., Class
B 36,148 3,767,345
United Rentals, Inc. 6,022 6,499,304
*V2X, Inc. 5,309 479,084
Valmont Industries, Inc. 2,103 1,013,015
Veralto Corp. 26,351 2,481,474
Verisk Analytics, Inc., Class A 4,588 893,972
Vertiv Holdings Co., Class A 11,317 2,733,848
* Vestis Corp. 9,590 138,671
* Vicor Corp. 1,899 393,796
VSE Corp. 2,324 451,762
Wabash National Corp. 5,156 64,759
Waste Management, Inc. 12,698 2,876,732
#Watsco, Inc. 2,979 921,405
Watts Water Technologies, Inc.,
Class A 2,838 981,352
Werner Enterprises, Inc. 10,630 397,775
WESCO International, Inc. 5,638 1,936,597
Westinghouse Air Brake
Technologies Corp. 6,403 1,862,377
* Willdan Group, Inc. 1,365 93,543
Willis Lease Finance Corp. 2,346 167,340
WillScot Holdings Corp. 18,217 442,309
Woodward, Inc. 4,749 1,713,202
Worthington Enterprises, Inc. 4,690 263,625
WW Grainger, Inc. 2,065 2,854,284
#*XPO, Inc. 12,170 2,445,805
Xylem, Inc. 15,482 1,810,930
Zurn Elkay Water Solutions Corp. 12,365 624,556
TOTAL INDUSTRIALS 406,164,062
INFORMATION TECHNOLOGY — (27.4%)
*908 Devices, Inc. 4,484 35,917
A10 Networks, Inc. 5,937 175,557
*ACCESS Newswire, Inc. 1,190 7,842
*ACI Worldwide, Inc. 8,450 484,439
*ACM Research, Inc., Class A 6,666 523,081
Adeia , Inc. 16,200 431,730
*ADTRAN Holdings, Inc. 5,751 48,941
Advanced Energy Industries, Inc. 3,136 907,935
*Advanced Micro Devices, Inc. 27,985 13,325,058
*Agilysys, Inc. 2,066 217,261
* Airgain , Inc. 904 5,234
#*Akamai Technologies, Inc. 12,748 1,468,315
*Alarm.com Holdings, Inc. 6,710 367,373

42
Dimensional US Core Equity 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Allegro MicroSystems , Inc. 10,058 $ 417,407
*Alpha & Omega Semiconductor,
Ltd. 3,372 107,027
*Ambarella, Inc. 4,094 352,084
Amdocs, Ltd. 10,265 571,966
Amkor Technology, Inc. 22,524 1,123,272
Amphenol Corp., Class A 42,232 6,786,682
* AmpliTech Group, Inc. 1,725 8,021
*Amtech Systems, Inc. 2,010 30,833
Analog Devices, Inc. 14,859 5,459,345
* Appfolio , Inc., Class A 1,314 236,770
Apple, Inc. 614,483 189,819,944
Applied Materials, Inc. 23,083 11,718,547
*Applied Optoelectronics, Inc. 2,826 266,548
*Arista Networks, Inc. 20,411 3,681,124
*Arlo Technologies, Inc. 1,481 21,800
*Arrow Electronics, Inc. 7,223 1,564,285
* Astera Labs, Inc. 2,724 847,791
* AstroNova , Inc. 2,400 69,480
#*Aurora Innovation, Inc., Class
A 48,745 314,405
*Autodesk, Inc. 10,815 2,532,873
*AvePoint, Inc. 6,064 79,014
* Aviat Networks, Inc. 500 10,240
Avnet, Inc. 8,641 767,666
* Axcelis Technologies, Inc. 5,184 675,890
*AXT, Inc. 897 54,206
* Backblaze , Inc., Class A 4,513 61,918
Badger Meter, Inc. 685 92,030
#Bel Fuse, Inc., Class A 180 40,163
Bel Fuse, Inc., Class B 938 255,108
Belden, Inc. 3,865 479,453
Benchmark Electronics, Inc. 5,347 426,530
#Bentley Systems, Inc., Class B 20,065 711,104
*BILL Holdings, Inc. 11,693 527,705
*BK Technologies Corp. 431 34,480
#*BlackLine, Inc. 1,258 39,501
*Box, Inc., Class A 13,288 419,236
*Braze, Inc., Class A 1,957 48,768
Broadcom, Inc. 144,986 56,440,150
*Cadence Design Systems, Inc. 5,571 1,894,251
*Calix, Inc. 5,783 207,610
CDW Corp. 11,014 1,627,979
* Cerence , Inc. 3,909 33,305
*CEVA, Inc. 1,973 64,418
* Ciena Corp. 7,843 2,957,203
#*Cipher Digital, Inc. 41,045 916,124
*Cirrus Logic, Inc. 4,949 640,153
Cisco Systems, Inc. 116,816 13,549,488
#*Cleanspark, Inc. 42,940 590,854
Clear Secure, Inc., Class A 7,069 390,492
*Clearfield, Inc. 1,156 34,981
Climb Global Solutions, Inc. 2,056 55,121
*Cloudflare, Inc., Class A 3,352 935,141
#*Coda Octopus Group, Inc. 4 41
Cognex Corp. 13,535 883,023
Cognizant Technology Solutions
Corp., Class A 877 48,542
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Coherent Corp. 7,815 $ 2,054,485
* Cohu , Inc. 4,378 210,100
*Commvault Systems, Inc. 656 77,277
*Comtech Telecommunications
Corp. 7,900 13,272
*Consensus Cloud Solutions, Inc. 1,897 69,051
* CoreWeave , Inc., Class A 8,196 588,227
Corning, Inc. 15,807 2,185,318
*Corsair Gaming, Inc. 6,397 67,872
*CPI Card Group, Inc. 642 13,527
#*CPS Technologies Corp. 3,610 14,151
#Crane NXT Co. 8,024 416,847
*Credo Technology Group
Holding, Ltd. 6,363 1,317,077
* Crexendo , Inc. 3,479 23,936
* Crowdstrike Holdings, Inc.,
Class A 10,256 1,957,460
*CS Disco, Inc. 6,900 26,910
CSP, Inc. 731 5,782
CTS Corp. 3,325 213,199
*CVD Equipment Corp. 3,304 23,822
#*Daily Journal Corp. 231 135,620
*Daktronics, Inc. 4,293 84,873
*Data I/O Corp. 3,526 10,014
*Datadog, Inc., Class A 7,224 1,935,815
Dell Technologies, Inc., Class C 8,731 3,539,286
#*Diebold Nixdorf, Inc. 3,890 286,265
*Digi International, Inc. 2,927 204,070
*Digital Turbine, Inc. 10,446 84,195
* DigitalOcean Holdings, Inc. 7,975 937,063
*Diodes, Inc. 5,885 484,453
* Docusign , Inc., Class A 2,043 112,018
#Dolby Laboratories, Inc., Class
A 4,557 267,997
*Dropbox, Inc., Class A 18,562 604,379
#*DXC Technology Co. 16,589 186,460
*Dynatrace, Inc. 20,100 890,832
*Eastman Kodak Co. 9,320 78,288
* eGain Corp. 1,504 10,257
*Elastic NV 122 8,026
*Electro-Sensors, Inc. 210 1,628
*Enphase Energy, Inc. 8,721 327,386
Entegris , Inc. 12,609 1,501,101
*EPAM Systems, Inc. 189 19,951
ePlus , Inc. 3,433 317,244
* Everforth , Inc. 364 10,352
* Everpure , Inc., Class A 16,119 1,243,903
* Everspin Technologies, Inc. 3,002 43,619
*F5, Inc. 5,645 2,272,508
*Fabrinet 3,243 1,412,035
#*Fair Isaac Corp. 702 788,325
*Fastly, Inc., Class A 21,693 491,563
*First Solar, Inc. 10,493 2,214,338
#*Five9, Inc. 10,318 283,848
*Flex, Ltd. 18,297 2,081,284
* FormFactor , Inc. 5,150 546,930
*Fortinet, Inc. 29,846 4,833,560
Franklin Wireless Corp. 4 9

43
Dimensional US Core Equity 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Frequency Electronics, Inc. 562 $ 32,579
Gen Digital, Inc. 72,803 1,998,442
GLOBALFOUNDRIES, Inc. 17,708 885,223
*GoDaddy, Inc., Class A 964 79,761
#*Guidewire Software, Inc. 2,899 440,474
*Harmonic, Inc. 10,450 120,698
Hewlett Packard Enterprise Co. 82,863 3,969,138
#HP, Inc. 62,323 1,699,548
*Hut 8 Corp., Class U 1,641 176,621
#*I3 Verticals, Inc., Class A 1,562 32,896
*Ichor Holdings, Ltd. 4,836 364,006
* Identiv , Inc. 3,236 8,543
Immersion Corp. 3,081 23,292
#*indie Semiconductor, Inc.,
Class A 5,600 18,088
Information Services Group, Inc. 3,628 15,093
#*Inseego Corp. 1,691 11,888
*Intel Corp. 131,786 11,887,097
#*Intellicheck, Inc. 2,213 7,989
*Intelligent Protection
Management Corp. 8 14
* Intellinetics , Inc. 796 4,394
#InterDigital, Inc. 2,801 853,815
International Business Machines
Corp. 35,770 7,999,961
* inTEST Corp. 1,250 15,438
#*IonQ, Inc. 26,666 971,709
#*IPG Photonics Corp. 4,763 405,141
* Itron , Inc. 5,714 569,457
Jabil, Inc. 6,461 2,035,538
* JFrog , Ltd. 6,637 529,566
#*Keel Infrastructure Corp. 4,582 18,191
*Key Tronic Corp. 3,723 14,669
*Keysight Technologies, Inc. 6,003 1,915,437
*Kimball Electronics, Inc. 2,053 50,771
KLA Corp. 49,401 9,031,491
*Knowles Corp. 12,565 459,753
Kulicke & Soffa Industries, Inc. 3,011 268,581
*KVH Industries, Inc. 2,050 18,983
Lam Research Corp. 39,201 11,486,677
* Lantronix , Inc. 3,513 18,900
*Lattice Semiconductor Corp. 5,257 653,287
*LGL Group, Inc. (The) 444 3,064
#*Life360, Inc. 2,033 109,884
Littelfuse , Inc. 2,493 1,102,230
* LiveRamp Holdings, Inc. 10,031 379,874
* Lumentum Holdings, Inc. 2,577 1,839,823
*MACOM Technology Solutions
Holdings, Inc. 2,111 530,790
* Magnachip Semiconductor
Corp. 4,788 15,609
*Manhattan Associates, Inc. 3,694 706,884
#*MARA Holdings, Inc. 31,646 358,233
Marvell Technology, Inc. 14,118 2,647,972
* MaxLinear , Inc., Class A 8,900 594,698
Methode Electronics, Inc. 3,361 47,020
Microchip Technology, Inc. 16,267 1,208,475
Micron Technology, Inc. 41,997 34,564,791
Microsoft Corp. 303,326 140,961,659
Shares Value
INFORMATION TECHNOLOGY — (Continued)
* Mirion Technologies, Inc., Class
A 29,979 $ 449,085
* Mitek Systems, Inc. 4,087 68,253
MKS, Inc. 3,471 1,032,449
*MongoDB, Inc., Class A 4,891 1,650,615
Monolithic Power Systems, Inc. 1,424 2,030,667
Motorola Solutions, Inc. 9,151 3,987,548
#*M-Tron Industries, Inc. 269 22,160
Napco Security Technologies,
Inc. 2,952 109,460
*NCR Voyix Corp. 9,809 81,120
NetApp, Inc. 18,475 3,297,788
#*NETGEAR, Inc. 2,715 65,594
*NetScout Systems, Inc. 12,428 505,447
* NetSol Technologies, Inc. 636 2,741
* nLight , Inc. 1,461 100,517
* Nortech Systems, Inc. 792 10,724
*Novanta, Inc. 3,422 487,806
*Nutanix, Inc., Class A 4,171 246,131
NVE Corp. 468 54,414
NVIDIA Corp. 942,295 189,165,721
NXP Semiconductors NV 19,418 4,449,829
*Okta, Inc., Class A 11,021 1,564,211
*ON Semiconductor Corp. 32,434 2,646,939
*One Stop Systems, Inc. 2,259 27,628
OneSpan , Inc. 2,662 41,208
*Onto Innovation, Inc. 4,083 1,055,782
* Ooma , Inc. 2,277 49,525
#*Optical Cable Corp. 5,300 78,758
Oracle Corp. 63,790 8,284,407
#*OSI Systems, Inc. 1,642 363,522
#*Ouster, Inc. 3,382 131,932
*Palantir Technologies, Inc.,
Class A 32,522 4,002,157
*Palo Alto Networks, Inc. 12,274 4,072,881
PC Connection, Inc. 3,206 268,406
*PDF Solutions, Inc. 2,888 133,108
#Pegasystems, Inc. 9,037 276,080
#*Penguin Solutions, Inc. 7,715 406,040
* Photronics , Inc. 10,120 306,535
* Pixelworks , Inc. 2,027 12,182
*Plexus Corp. 2,234 561,494
Power Integrations, Inc. 4,990 302,943
* Powerfleet , Inc. 11,256 44,124
*Procore Technologies, Inc. 9,191 503,391
*PTC, Inc. 9,746 1,337,151
*Q2 Holdings, Inc. 2,644 160,940
Qnity Electronics, Inc. 17,887 2,346,417
*Qorvo, Inc. 9,728 881,065
QUALCOMM, Inc. 45,880 6,772,347
*Qualys, Inc. 2,220 321,345
*Rackspace Technology, Inc. 606 2,503
Ralliant Corp. 6,485 423,924
*Rambus, Inc. 8,585 781,493
*Red Violet, Inc. 1,011 70,143
ReposiTrak , Inc. 4 34
*Research Solutions, Inc. 2,711 5,964
*RF Industries, Ltd. 4 49

44
Dimensional US Core Equity 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Ribbon Communications, Inc. 10,841 $ 23,200
Richardson Electronics, Ltd. 1,504 27,508
*Rimini Street, Inc. 4,086 19,654
RingCentral, Inc., Class A 11,005 612,098
#*Riot Platforms, Inc. 40,753 821,988
*Rogers Corp. 2,797 345,346
Roper Technologies, Inc. 4,400 1,724,668
*Rubrik, Inc., Class A 7,529 544,798
#*SailPoint, Inc. 7,324 122,824
Salesforce, Inc. 21,334 3,925,883
#*Samsara, Inc., Class A 7,217 268,978
* Sandisk Corp. 3,211 3,900,819
*Sanmina Corp. 4,850 899,966
*ScanSource, Inc. 2,322 131,472
Seagate Technology Holdings
PLC 8,841 7,569,045
* Semtech Corp. 2,183 257,201
* SentinelOne , Inc., Class A 18,419 351,066
*ServiceNow, Inc. 5,949 661,707
*Silicon Laboratories, Inc. 2,096 455,880
* Silvaco Group, Inc. 2,680 20,850
*SiTime Corp. 775 414,780
* SkyWater Technology, Inc. 3,239 106,219
#Skyworks Solutions, Inc. 20,168 1,256,063
*Snowflake, Inc., Class A 7,077 2,075,543
*SolarEdge Technologies, Inc. 2,984 122,941
*Sono-Tek Corp. 486 2,513
*Sprinklr, Inc., Class A 10,059 63,975
*Super Micro Computer, Inc. 33,813 960,289
* Synaptics , Inc. 5,482 588,328
*Synopsys, Inc. 4,735 1,840,779
*T Stamp, Inc., Class A 4,585 12,288
TD SYNNEX Corp. 6,445 1,647,987
TE Connectivity PLC 19,292 3,968,172
*Teledyne Technologies, Inc. 3,279 2,149,614
*Telos Corp. 3,810 16,916
*Teradata Corp. 9,859 305,530
Teradyne, Inc. 4,999 1,838,082
#*Terawulf, Inc. 1,355 23,929
Texas Instruments, Inc. 32,022 8,829,746
* TransAct Technologies, Inc. 2,777 14,385
*Trimble, Inc. 18,283 1,034,452
*Trio-Tech International 228 2,275
*TTM Technologies, Inc. 9,589 1,106,954
* Tucows , Inc., Class A 831 12,831
#*Turtle Beach Corp. 1,393 17,064
*Twilio, Inc., Class A 11,318 2,233,607
*Tyler Technologies, Inc. 84 26,006
#*UiPath, Inc., Class A 39,107 499,005
*Ultra Clean Holdings, Inc. 4,345 361,982
*Unity Software, Inc. 40,398 1,281,021
Universal Display Corp. 2,380 190,781
Universal Safety Products, Inc. 2,202 7,993
#*Varonis Systems, Inc., Class B 1,029 41,109
* Veeco Instruments, Inc. 10,061 503,050
VeriSign, Inc. 6,572 1,906,011
* Viant Technology, Inc., Class A 8 94
#*Viasat, Inc. 14,311 1,100,945
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Viavi Solutions, Inc. 21,802 $ 805,584
* VirnetX Holding Corp. 335 4,355
Vishay Intertechnology , Inc. 10,893 372,758
*Vishay Precision Group, Inc. 1,395 128,410
* Vistance Networks, Inc. 19,743 231,783
#Vontier Corp. 20,401 655,484
Western Digital Corp. 24,604 13,405,243
* WidePoint Corp. 689 7,007
* Xperi , Inc. 4,000 30,840
* Yext , Inc. 7,772 42,435
*Zebra Technologies Corp. 4,435 1,303,092
#*Zeta Global Holdings Corp.,
Class A 21,325 460,620
*Zoom Communications, Inc.,
Class A 21,647 2,079,627
*Zscaler, Inc. 2,797 422,906
TOTAL INFORMATION
TECHNOLOGY 936,865,789
MATERIALS — (3.1%)
AdvanSix , Inc. 3,289 65,977
Air Products and Chemicals, Inc. 12,145 3,581,439
Albemarle Corp. 8,662 1,018,998
Alcoa Corp. 20,920 946,839
*Alpha Metallurgical Resources,
Inc. 1,571 215,478
*Alto Ingredients, Inc. 7,577 36,066
Amcor PLC 38,756 1,739,369
#*American Battery Technology
Co. 9,629 20,125
* Ampco -Pittsburgh Corp. 3,984 32,031
AptarGroup, Inc. 6,436 862,167
Ardagh Metal Packaging SA 33,336 157,679
*Ascent Industries Co. 4 62
Ashland, Inc. 7,920 575,071
*Aspen Aerogels, Inc. 7,031 32,553
Avery Dennison Corp. 9,740 1,653,170
Avient Corp. 9,079 329,749
*Axalta Coating Systems, Ltd. 39,158 1,402,248
Balchem Corp. 1,898 318,019
Ball Corp. 21,435 1,391,131
Cabot Corp. 6,136 540,091
Caledonia Mining Corp. PLC 2,551 46,913
Celanese Corp., Class A 10,833 484,452
*Century Aluminum Co. 11,928 534,017
CF Industries Holdings, Inc. 22,246 2,784,977
Chemours Co. (The) 16,221 269,431
*Cleveland-Cliffs, Inc. 67,012 771,978
Coeur Mining, Inc. 46,535 693,837
Commercial Metals Co. 11,448 786,707
*Compass Minerals International,
Inc. 5,556 163,013
*Core Molding Technologies, Inc. 594 13,995
Corteva, Inc. 36,831 2,898,968
CRH PLC 39,253 3,729,428
Crown Holdings, Inc. 19,683 2,319,642
#*Dakota Gold Corp. 10,735 48,737
Dow, Inc. 58,337 1,767,028
Eagle Materials, Inc. 5,071 1,039,251

45
Dimensional US Core Equity 1 ETF
continued
Shares Value
MATERIALS — (Continued)
Eastman Chemical Co. 11,909 $ 833,035
Ecolab, Inc. 15,194 4,218,310
* Ecovyst , Inc. 11,333 136,676
Element Solutions, Inc. 24,524 900,766
*Flexible Solutions International,
Inc. 602 3,034
#*Flotek Industries, Inc. 3,289 77,423
Freeport-McMoRan, Inc. 70,098 4,390,238
Friedman Industries, Inc. 4 133
Greif, Inc., Class A 2,636 228,146
Greif, Inc., Class B 1,120 121,498
#Hawkins, Inc. 2,056 263,230
HB Fuller Co. 7,053 390,031
Hecla Mining Co. 76,589 1,081,437
Huntsman Corp. 28,405 277,233
*Ingevity Corp. 3,153 230,516
Innospec, Inc. 1,971 169,467
#International Flavors &
Fragrances, Inc. 17,981 1,424,455
International Paper Co. 40,472 1,652,472
*Intrepid Potash, Inc. 1,726 58,615
*Ivanhoe Electric, Inc. 8,940 81,801
*James Hardie Industries PLC 28,304 744,112
Kaiser Aluminum Corp. 2,427 387,543
#*Knife River Corp. 6,273 458,995
Koppers Holdings, Inc. 2,373 116,324
Kronos Worldwide, Inc. 8,788 52,904
Linde PLC 19,060 9,117,923
*LSB Industries, Inc. 5,635 61,309
LyondellBasell Industries NV,
Class A 25,397 1,576,646
* Magnera Corp. 2,535 33,589
Martin Marietta Materials, Inc. 2,602 1,366,414
Materion Corp. 1,849 389,843
Mativ Holdings, Inc. 7,714 67,343
*McEwen, Inc. 7,900 136,591
* Metallus , Inc. 4,987 100,338
Minerals Technologies, Inc. 3,258 248,390
Mosaic Co. (The) 34,597 765,286
#*MP Materials Corp. 11,383 470,915
Myers Industries, Inc. 5,048 172,440
NewMarket Corp. 1,253 1,065,250
Newmont Corp. 73,974 6,932,104
Nexa Resources SA 14,908 191,568
Northern Technologies
International Corp. 1,297 10,402
Nucor Corp. 10,697 2,752,231
*O-I Glass, Inc. 21,346 152,624
Olin Corp. 17,992 333,032
Packaging Corp. of America 13,736 3,376,858
*Perimeter Solutions, Inc. 9,902 303,100
PPG Industries, Inc. 25,207 2,785,878
#Quaker Chemical Corp. 2,964 475,781
#*Ramaco Resources, Inc.,
Class A 7,903 72,470
#*Ramaco Resources, Inc.,
Class B 35 228
* Ranpak Holdings Corp., Class A 8,200 41,984
Shares Value
MATERIALS — (Continued)
*Rayonier Advanced Materials,
Inc. 6,596 $ 59,034
Reliance, Inc. 3,744 1,520,438
Royal Gold, Inc. 6,232 1,236,117
RPM International, Inc. 11,568 1,238,586
Ryerson Holding Corp. 5,209 144,758
#Scotts Miracle-Gro Co. (The) 7,225 474,538
Sensient Technologies Corp. 3,566 441,007
Sherwin-Williams Co. (The) 12,605 4,296,414
Silgan Holdings, Inc. 10,111 404,238
*Smith-Midland Corp. 421 11,424
Smurfit Westrock PLC 51,463 2,365,754
Solstice Advanced Materials, Inc. 14,360 864,041
Sonoco Products Co. 10,647 600,065
Southern Copper Corp. 2,603 475,594
Steel Dynamics, Inc. 14,072 3,535,731
Stepan Co. 2,602 166,892
SunCoke Energy, Inc. 9,981 84,639
Sylvamo Corp. 4,293 160,601
*Tredegar Corp. 4,177 31,703
TriMas Corp. 6,803 271,644
#Tronox Holdings PLC 18,374 107,304
United States Lime & Minerals,
Inc. 2,305 254,241
Vulcan Materials Co. 5,290 1,420,735
Warrior Met Coal, Inc. 7,519 597,084
#Westlake Corp. 7,179 506,119
Worthington Steel, Inc. 4,916 177,025
TOTAL MATERIALS 106,015,293
REAL ESTATE — (0.2%)
AGNT, Inc. 13,542 54,845
*AMREP Corp. 486 11,295
*CBRE Group, Inc., Class A 15,922 2,337,509
*CKX Lands, Inc. 100 1,084
*Compass, Inc., Class A 1 11
*Comstock Holding Cos., Inc.,
Class A 4 56
*CoStar Group, Inc. 694 19,960
*Cushman & Wakefield, Ltd. 23,284 312,471
*Five Point Holdings LLC, Class
A 5,948 30,870
* Forestar Group, Inc. 4,678 131,686
*FRP Holdings, Inc. 1,324 29,552
*Howard Hughes Holdings, Inc. 5,503 351,752
* InterGroup Corp. (The) 416 11,831
*J.W. Mays, Inc. 292 11,457
*Jones Lang LaSalle, Inc. 4,640 1,647,339
Marcus & Millichap, Inc. 4,387 134,900
Newmark Group, Inc., Class A 16,358 245,288
#*Opendoor Technologies, Inc. 87,122 328,450
#RMR Group, Inc. (The), Class A 1,646 31,340
#*Seaport Entertainment Group,
Inc. 462 12,118
St. Joe Co. (The) 4,731 294,457
#Stratus Properties, Inc. 1,100 21,560
*Tejon Ranch Co. 3,608 61,084
*Zillow Group, Inc., Class A 2,794 96,924

46
Dimensional US Core Equity 1 ETF
continued
Shares Value
REAL ESTATE — (Continued)
*Zillow Group, Inc., Class C 3,373 $ 114,884
TOTAL REAL ESTATE 6,292,723
UTILITIES — (2.2%)
AES Corp. (The) 80,156 1,176,690
#Alliant Energy Corp. 15,612 1,105,017
Ameren Corp. 7,394 810,456
American Electric Power Co.,
Inc. 33,270 4,253,570
American States Water Co. 2,358 201,939
#American Water Works Co., Inc. 15,520 2,082,318
Artesian Resources Corp., Class
A 349 11,988
Atmos Energy Corp. 4,353 752,111
Avista Corp. 4,980 201,441
Black Hills Corp. 7,799 555,367
California Water Service Group 5,281 264,631
CenterPoint Energy, Inc. 46,040 1,935,522
Chesapeake Utilities Corp. 1,345 178,589
#Clearway Energy, Inc., Class C 7,177 227,726
CMS Energy Corp. 24,485 1,762,675
Consolidated Edison, Inc. 14,471 1,575,168
Consolidated Water Co., Ltd.,
Class OR 1,418 41,406
Constellation Energy Corp. 7,716 2,027,379
Dominion Energy, Inc. 47,753 3,303,075
DTE Energy Co. 5,533 784,967
Duke Energy Corp. 19,351 2,427,196
Edison International 24,179 1,774,013
Entergy Corp. 23,631 2,543,168
Essential Utilities, Inc. 35,411 1,411,128
Evergy , Inc. 14,358 1,191,858
Eversource Energy 31,034 2,221,724
Exelon Corp. 47,610 2,181,490
FirstEnergy Corp. 41,239 1,992,256
Genie Energy, Ltd., Class B 1,790 24,899
Global Water Resources, Inc. 4 29
#H2O America 2,406 147,560
* Hallador Energy Co. 4,649 66,109
*Hawaiian Electric Industries, Inc. 26,099 337,199
#IDACORP, Inc. 5,917 845,599
#MDU Resources Group, Inc. 20,372 406,421
MGE Energy, Inc. 2,339 186,021
Middlesex Water Co. 978 56,039
National Fuel Gas Co. 8,095 666,299
New Jersey Resources Corp. 9,867 571,201
NextEra Energy, Inc. 74,158 6,445,813
NiSource, Inc. 35,154 1,561,892
Northwest Natural Holding Co. 2,727 133,405
Northwestern Energy Group, Inc. 4,311 296,338
NRG Energy, Inc. 21,349 2,866,957
OGE Energy Corp. 13,271 628,382
ONE Gas, Inc. 3,528 273,949
#Ormat Technologies, Inc. 8,032 783,763
Otter Tail Corp. 2,514 222,288
Shares Value
UTILITIES — (Continued)
PG&E Corp. 83,057 $ 1,443,531
#Pinnacle West Capital Corp. 8,934 902,245
#Portland General Electric Co. 6,976 344,126
PPL Corp. 50,803 1,788,774
Public Service Enterprise Group,
Inc. 19,153 1,468,652
*Pure Cycle Corp. 4 42
RGC Resources, Inc. 590 12,626
Sempra 34,945 3,094,380
Southern Co. (The) 31,035 2,934,049
Southwest Gas Holdings, Inc. 4,095 366,093
Spire, Inc. 3,311 264,416
*Spruce Power Holding Corp. 487 950
*Talen Energy Corp. 2,114 706,287
UGI Corp. 17,550 633,906
Unitil Corp. 1,008 54,372
Vistra Corp. 21,739 3,221,502
WEC Energy Group, Inc. 11,706 1,280,871
Xcel Energy, Inc. 29,651 2,318,708
York Water Co. (The) 463 14,339
TOTAL UTILITIES 76,364,900
TOTAL COMMON STOCKS 3,340,651,117
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 2,230 4,237
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 03/31/30 13,792 4,689
#*Apellis Pharmaceuticals I CVR
05/15/30 12,995 390
* Kezar Life Sciences, Inc. CVR
05/12/36 1,743 584
*< Mirati Therapeutics CVR
01/04/27 45 134
*<Novo Nordisk CVR 06/30/31 2,264 1,472
*< Poseida Therapeutics, Inc.
CVR 01/02/29 18 26
*Tempest Therapeutics, Inc.
12/31/30 3,985 –
*<Verve Therapeutics, Inc. CVR
07/25/35 801 1,489
* Xoma Royalty Corp. CVR
07/15/36 1,350 1,579
TOTAL HEALTH CARE 10,363
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 01/04/27 223 348
TOTAL RIGHTS/WARRANTS 14,948
TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $2,631,731,647) 3,340,666,065
SECURITIES LENDING COLLATERAL — (2.4%)
@§The DFA Short Term
Investment Fund 7,061,133 81,676,120
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,713,407,767) $ 3,422,342,185

47
Dimensional US Core Equity 1 ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 279,880,078 $ — $ — $ 279,880,078
Consumer Discretionary .......... 335,376,304 — — 335,376,304
Consumer Staples .............. 165,615,319 — — 165,615,319
Energy ....................... 177,134,114 — — 177,134,114
Financials ..................... 521,044,540 141 — 521,044,681
Health Care ................... 329,897,854 — — 329,897,854
Industrials ..................... 406,164,062 — — 406,164,062
Information Technology .......... 936,757,942 107,847 — 936,865,789
Materials ..................... 106,015,293 — — 106,015,293
Real Estate .................... 6,292,723 — — 6,292,723
Utilities ....................... 76,364,900 — — 76,364,900
Rights/Warrants
Consumer Discretionary .......... 4,237 — — 4,237
Health Care ................... — 7,242 3,121 10,363
Information Technology .......... 348 — — 348
Securities Lending Collateral ........ — 81,676,120 — 81,676,120
Total Investments .................
$3,340,547,714 $81,791,350 $3,121> $3,422,342,185
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

48
Dimensional US High Profitability ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (5.1%)
*AppLovin Corp., Class A 142,322 $ 56,345,280
AT&T, Inc. 425,964 9,903,663
*Charter Communications, Inc.,
Class A 408 59,152
#*Live Nation Entertainment, Inc. 154,244 26,858,508
Meta Platforms, Inc., Class A 751,585 418,414,885
*Netflix, Inc. 1,025,735 73,555,457
Omnicom Group, Inc. 40,116 3,157,129
T-Mobile US, Inc. 120,713 20,848,342
Verizon Communications, Inc. 604,642 28,303,292
Warner Music Group Corp.,
Class A 15,294 397,032
TOTAL COMMUNICATION
SERVICES 637,842,740
CONSUMER DISCRETIONARY — (8.9%)
Best Buy Co., Inc. 126,584 10,919,136
*Burlington Stores, Inc. 77,297 28,482,398
Carnival Corp., Ltd. 793,612 22,070,350
#*Carvana Co., Class A 399,687 24,924,481
*Chipotle Mexican Grill, Inc.,
Class A 1,233,136 45,897,322
Darden Restaurants, Inc. 157,086 31,979,568
#Dick's Sporting Goods, Inc. 29,349 5,749,763
eBay, Inc. 618,626 70,529,550
Expedia Group, Inc. 141,663 41,753,753
General Motors Co. 391,259 34,767,275
Home Depot, Inc. (The) 753,462 250,119,245
Las Vegas Sands Corp. 482,257 23,577,545
*NVR, Inc. 1,611 9,902,897
Ralph Lauren Corp., Class A 14,856 5,650,331
Ross Stores, Inc. 506,041 127,051,714
Royal Caribbean Cruises, Ltd. 269,903 85,910,125
#Service Corp. International 171,351 14,768,743
Tapestry, Inc. 149,370 22,759,507
TJX Cos., Inc. (The) 966,930 152,136,766
#Tractor Supply Co. 603,573 18,571,941
*Ulta Beauty, Inc. 63,642 32,637,527
Williams-Sonoma, Inc. 210,606 48,157,168
TOTAL CONSUMER
DISCRETIONARY 1,108,317,105
CONSUMER STAPLES — (7.2%)
Altria Group, Inc. 120,405 8,227,274
Coca-Cola Co. (The) 1,976,003 173,078,103
Colgate-Palmolive Co. 821,453 74,998,659
Costco Wholesale Corp. 167,844 159,769,025
*Dollar Tree, Inc. 44,065 5,605,509
Estee Lauder Cos., Inc. (The),
Class A 87,322 7,326,316
Hershey Co. (The) 155,288 27,183,164
#Kimberly-Clark Corp. 397,889 43,493,247
Kroger Co. (The) 1,199,422 69,254,626
PepsiCo, Inc. 1,214,713 169,525,346
Procter & Gamble Co. (The) 323,767 46,781,094
Shares Value
CONSUMER STAPLES — (Continued)
Sysco Corp. 803,993 $ 68,532,363
Target Corp. 259,684 37,521,741
TOTAL CONSUMER STAPLES 891,296,467
ENERGY — (2.2%)
Cheniere Energy, Inc. 380,772 100,360,076
Chevron Corp. 81,955 16,131,203
ConocoPhillips 165,105 19,891,850
Devon Energy Corp. 381,268 17,206,625
Targa Resources Corp. 320,180 86,567,067
TechnipFMC PLC 219,479 15,727,865
#Texas Pacific Land Corp. 26,097 10,506,130
TOTAL ENERGY 266,390,816
FINANCIALS — (10.2%)
American Express Co. 196,149 65,955,101
Ameriprise Financial, Inc. 166,121 90,675,487
Aon PLC, Class A 140,110 50,516,661
*Corpay, Inc. 97,020 37,072,312
Equitable Holdings, Inc. 100,553 4,791,350
LPL Financial Holdings, Inc. 31,604 11,178,335
Marsh & McLennan Cos., Inc. 26,122 4,955,082
Mastercard, Inc., Class A 519,632 297,801,099
Moody's Corp. 130,825 62,584,064
Travelers Cos., Inc. (The) 306,726 114,825,945
Visa, Inc., Class A 1,425,733 522,003,623
TOTAL FINANCIALS 1,262,359,059
HEALTH CARE — (13.0%)
AbbVie, Inc. 514,323 129,064,214
*Alnylam Pharmaceuticals, Inc. 39,087 8,033,160
Amgen, Inc. 453,410 174,635,395
Bristol-Myers Squibb Co. 1,787,431 116,737,119
Cencora, Inc. 271,296 84,465,297
*DaVita, Inc. 29,605 7,107,864
Eli Lilly & Co. 540,813 621,307,607
Gilead Sciences, Inc. 1,033,803 134,611,489
HCA Healthcare, Inc. 10,761 4,332,271
*IDEXX Laboratories, Inc. 115,047 64,319,326
Johnson & Johnson 48,599 12,458,354
*Medpace Holdings, Inc. 2,851 1,645,341
Merck & Co., Inc. 1,620,072 210,933,374
*Mettler-Toledo International, Inc. 6,934 9,820,624
*Solventum Corp. 4,316 368,759
*Waters Corp. 23,446 8,846,410
Zoetis, Inc., Class A 375,907 29,053,852
TOTAL HEALTH CARE 1,617,740,456
INDUSTRIALS — (16.4%)
3M Co. 435,861 76,833,577
#Allegion PLC 14,369 2,261,681
Automatic Data Processing, Inc. 314,270 83,740,384
Broadridge Financial Solutions,
Inc. 109,061 16,789,941
Carlisle Cos., Inc. 6,189 2,227,545
Caterpillar, Inc. 347,801 283,391,733
CH Robinson Worldwide, Inc. 87,250 12,889,442

49
Dimensional US High Profitability ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Cintas Corp. 314,220 $ 64,298,839
Comfort Systems USA, Inc. 25,289 43,742,130
CSX Corp. 394,892 19,902,557
Delta Air Lines, Inc. 6,939 606,746
EMCOR Group, Inc. 32,089 25,588,731
Expeditors International of
Washington, Inc. 117,039 19,649,678
Fastenal Co. 393,820 18,789,152
Ferguson Enterprises, Inc. 326,940 76,611,850
FTAI Aviation, Ltd. 48,884 10,070,104
General Electric Co. 320,883 115,540,342
*Honeywell Aerospace, Inc. 243,525 50,346,358
Honeywell International, Inc. 243,505 59,183,890
Illinois Tool Works, Inc. 307,539 88,248,316
Leidos Holdings, Inc. 14,966 1,730,070
Lennox International, Inc. 24,168 10,050,988
Lincoln Electric Holdings, Inc. 22,385 5,849,424
Lockheed Martin Corp. 177,478 103,423,530
#Paychex, Inc. 471,822 55,127,682
Rockwell Automation, Inc. 62,873 30,184,070
Rollins, Inc. 510,668 19,390,064
*Sterling Infrastructure, Inc. 219 130,693
Trane Technologies PLC 148,192 67,419,950
#UL Solutions, Inc., Class A 15,779 1,445,988
Union Pacific Corp. 607,022 177,329,337
*United Airlines Holdings, Inc. 165,132 20,035,466
United Parcel Service, Inc., Class
B 454,028 47,318,798
United Rentals, Inc. 101,712 109,773,693
Veralto Corp. 2,965 279,214
Verisk Analytics, Inc., Class A 144,239 28,104,969
Vertiv Holdings Co., Class A 398,952 96,374,835
Waste Management, Inc. 312,116 70,709,880
WW Grainger, Inc. 69,313 95,805,815
#*XPO, Inc. 110,452 22,197,538
TOTAL INDUSTRIALS 2,033,395,000
INFORMATION TECHNOLOGY — (34.2%)
*Adobe, Inc. 179,933 45,057,023
Amphenol Corp., Class A 685,089 110,093,802
Apple, Inc. 2,799,101 864,670,290
Applied Materials, Inc. 54,292 27,562,420
*Autodesk, Inc. 257,434 60,291,043
CDW Corp. 70,557 10,429,030
*Fortinet, Inc. 454,996 73,686,602
*Gartner, Inc. 45,358 6,849,965
*GoDaddy, Inc., Class A 1,991 164,735
International Business Machines
Corp. 439,223 98,232,224
Jabil, Inc. 179,723 56,621,731
KLA Corp. 951,466 173,947,014
Lam Research Corp. 898,261 263,208,438
Micron Technology, Inc. 368,733 303,478,321
Microsoft Corp. 1,336,664 621,174,494
Motorola Solutions, Inc. 155,962 67,960,441
NetApp, Inc. 245,140 43,757,490
NVIDIA Corp. 4,424,621 888,242,666
NXP Semiconductors NV 43,966 10,075,249
Oracle Corp. 1,389,492 180,453,326
Shares Value
INFORMATION TECHNOLOGY — (Continued)
QUALCOMM, Inc. 855,380 $ 126,262,642
Seagate Technology Holdings
PLC 17,633 15,096,140
Texas Instruments, Inc. 551,298 152,014,911
Western Digital Corp. 92,605 50,454,908
TOTAL INFORMATION
TECHNOLOGY 4,249,784,905
MATERIALS — (0.7%)
Avery Dennison Corp. 33,171 5,630,114
Sherwin-Williams Co. (The) 210,795 71,849,476
Solstice Advanced Materials, Inc. 17,745 1,067,717
Southern Copper Corp. 52,991 9,681,985
TOTAL MATERIALS 88,229,292
UTILITIES — (0.9%)
NRG Energy, Inc. 243,361 32,680,949
Vistra Corp. 535,113 79,298,395
TOTAL UTILITIES 111,979,344
TOTAL COMMON STOCKS 12,267,335,184
TOTAL INVESTMENT SECURITIES — (98.8%)
(Cost $9,647,953,345) 12,267,335,184
SECURITIES LENDING COLLATERAL — (1.2%)
@§The DFA Short Term
Investment Fund 12,645,944 146,275,630
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,794,228,975) $ 12,413,610,814

50
Dimensional US High Profitability ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 637,842,740 $ — $ — $ 637,842,740
Consumer Discretionary .......... 1,108,317,105 — — 1,108,317,105
Consumer Staples .............. 891,296,467 — — 891,296,467
Energy ....................... 266,390,816 — — 266,390,816
Financials ..................... 1,262,359,059 — — 1,262,359,059
Health Care ................... 1,617,740,456 — — 1,617,740,456
Industrials ..................... 2,033,395,000 — — 2,033,395,000
Information Technology .......... 4,249,784,905 — — 4,249,784,905
Materials ..................... 88,229,292 — — 88,229,292
Utilities ....................... 111,979,344 — — 111,979,344
Securities Lending Collateral ........ — 146,275,630 — 146,275,630
Total Investments .................
$12,267,335,184 $146,275,630 $— $12,413,610,814

51
Dimensional US Large Cap Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (4.7%)
AT&T, Inc. 2,631,432 $ 61,180,794
#*Charter Communications, Inc.,
Class A 480 69,590
Comcast Corp., Class A 1,254,049 30,047,014
Electronic Arts, Inc. 2,015 422,868
Fox Corp., Class A 148,278 8,634,228
Fox Corp., Class B 118,944 6,177,951
*Liberty Media Corp.-Liberty
Formula One 1,097 98,522
*Liberty Media Corp.-Liberty
Formula One, Class C 58,907 5,780,544
Meta Platforms, Inc., Class A 98,552 54,864,884
Omnicom Group, Inc. 95,379 7,506,327
*Take-Two Interactive Software,
Inc. 196 47,612
T-Mobile US, Inc. 170,397 29,429,266
Verizon Communications, Inc. 1,653,086 77,380,956
Walt Disney Co. (The) 249,332 23,983,245
*Warner Bros Discovery, Inc. 411,953 10,834,364
TOTAL COMMUNICATION
SERVICES 316,458,165
CONSUMER DISCRETIONARY — (7.8%)
*Amazon.com, Inc. 997,815 270,986,598
*Aptiv PLC 24,769 1,398,705
Aramark 6,530 372,014
#Autoliv, Inc. 791 97,428
Best Buy Co., Inc. 5,838 503,586
BorgWarner, Inc. 15,118 963,621
Carnival Corp., Ltd. 776,489 21,594,159
D.R. Horton, Inc. 154,430 22,092,756
*Deckers Outdoor Corp. 2,061 199,670
#Dick's Sporting Goods, Inc. 39,316 7,702,398
*DoorDash, Inc., Class A 218 42,763
Ford Motor Co. 3,123,195 45,848,503
Garmin, Ltd. 90,860 26,692,851
General Motors Co. 685,119 60,879,674
Genuine Parts Co. 417 51,862
Hasbro, Inc. 536 50,352
#Hyatt Hotels Corp., Class A 3,202 557,340
Lennar Corp., Class A 50,520 4,160,322
#Lennar Corp., Class B 212 17,108
*Lululemon Athletica, Inc. 10,709 1,272,979
*Mohawk Industries, Inc. 1,223 150,551
NIKE, Inc., Class B 628,696 26,222,910
*NVR, Inc. 1,203 7,394,901
Penske Automotive Group, Inc. 1,611 350,086
PulteGroup, Inc. 137,038 17,331,196
Ralph Lauren Corp., Class A 290 110,299
#*Rivian Automotive, Inc., Class
A 177,164 2,696,436
Royal Caribbean Cruises, Ltd. 20,162 6,417,565
#Somnigroup International, Inc. 23,022 1,504,027
Toll Brothers, Inc. 12,300 1,794,447
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Tractor Supply Co. 1,530 $ 47,078
*Versigent PLC 21,143 874,263
TOTAL CONSUMER
DISCRETIONARY 530,378,448
CONSUMER STAPLES — (4.8%)
Archer-Daniels-Midland Co. 119,218 9,450,411
#Brown-Forman Corp., Class B 322 9,251
#Bunge Global SA 29,316 3,114,239
Casey's General Stores, Inc. 16,994 14,801,774
Church & Dwight Co., Inc. 75,053 7,415,987
Constellation Brands, Inc., Class
A 41,007 5,340,342
Dollar General Corp. 123,253 15,659,294
*Dollar Tree, Inc. 40,913 5,204,543
General Mills, Inc. 230,792 8,250,814
Kenvue, Inc. 1,225,611 23,580,756
Keurig Dr Pepper, Inc. 300,046 9,337,431
#Kraft Heinz Co. (The) 262,957 6,797,438
Kroger Co. (The) 461,976 26,674,494
#McCormick & Co., Inc. 170 8,653
#Molson Coors Beverage Co.,
Class B 122 5,070
Mondelez International, Inc.,
Class A 598,333 37,282,129
*Performance Food Group Co. 42,650 4,878,733
Procter & Gamble Co. (The) 591,857 85,517,418
Target Corp. 308,514 44,577,188
Tyson Foods, Inc., Class A 86,487 5,012,787
*US Foods Holding Corp. 123,654 12,438,356
TOTAL CONSUMER STAPLES 325,357,108
ENERGY — (14.3%)
*Antero Resources Corp. 5,999 216,804
Baker Hughes Co., Class A 746,123 45,132,980
Cheniere Energy, Inc. 22,738 5,993,055
Chevron Corp. 642,097 126,383,953
ConocoPhillips 491,048 59,161,463
Devon Energy Corp. 584,533 26,379,974
Diamondback Energy, Inc. 151,088 30,663,310
EOG Resources, Inc. 371,878 55,294,540
EQT Corp. 253,817 13,525,908
Expand Energy Corp. 117,190 11,019,376
ExxonMobil Holdings Corp. 1,556,576 241,954,174
Halliburton Co. 480,120 15,483,870
Kinder Morgan, Inc. 791,663 25,475,715
Marathon Petroleum Corp. 201,161 63,661,422
Occidental Petroleum Corp. 678,206 38,705,216
ONEOK, Inc. 395,078 35,877,033
Ovintiv, Inc. 35,222 2,199,966
Permian Resources Corp., Class
A 270,223 5,758,452
Phillips 66 185,876 39,346,232
SLB, Ltd. 1,005,287 49,852,182
TechnipFMC PLC 1,135 81,334
Valero Energy Corp. 185,399 58,011,347

52
Dimensional US Large Cap Value ETF
continued
Shares Value
ENERGY — (Continued)
Venture Global, Inc., Class A 648 $ 8,670
Williams Cos., Inc. (The) 330,743 23,661,354
TOTAL ENERGY 973,848,330
FINANCIALS — (22.3%)
Aflac, Inc. 223,741 28,522,503
Allstate Corp. (The) 188,058 49,662,357
Ally Financial, Inc. 18,158 786,786
American Financial Group, Inc. 688 97,503
American International Group,
Inc. 318,869 25,056,726
Apollo Global Management, Inc. 3,584 450,114
*Arch Capital Group, Ltd. 217,422 21,857,434
#Arthur J. Gallagher & Co. 3,552 885,940
Bank of America Corp. 928,657 57,530,301
Bank of New York Mellon Corp.
(The) 233,495 36,502,273
*Berkshire Hathaway, Inc., Class
B 239,400 122,462,676
Blackrock, Inc. 10,456 11,401,118
*Block, Inc., Class A 137,547 11,174,318
Capital One Financial Corp. 72,499 15,153,016
#Carlyle Group, Inc. (The) 35,236 1,621,561
Charles Schwab Corp. (The) 83,419 8,779,016
Chubb, Ltd. 96,920 33,987,906
Cincinnati Financial Corp. 55,693 9,895,532
Citigroup, Inc. 229,676 30,420,586
Citizens Financial Group, Inc. 97,238 6,967,103
CME Group, Inc., Class A 8,534 2,285,320
*Coinbase Global, Inc., Class A 1,591 232,700
#Corebridge Financial, Inc. 41,587 1,297,098
East West Bancorp, Inc. 16,826 2,204,206
Everest Group, Ltd. 5,606 2,097,485
Fidelity National Financial, Inc. 14,797 763,377
Fifth Third Bancorp 317,210 17,922,365
First Citizens BancShares, Inc.,
Class A 3,744 8,186,818
*Fiserv, Inc. 128,540 6,933,448
#Franklin Resources, Inc. 1,009 34,165
Global Payments, Inc. 27,934 2,348,691
Globe Life, Inc. 7,832 1,427,382
Goldman Sachs Group, Inc.
(The) 71,578 72,893,604
Hartford Insurance Group, Inc.
(The) 217,243 30,828,954
Huntington Bancshares, Inc. 613,570 10,455,233
Intercontinental Exchange, Inc. 80,781 12,317,487
Invesco, Ltd. 8,301 245,710
JPMorgan Chase & Co. 923,336 324,820,371
KeyCorp 228,360 5,158,652
Loews Corp. 57,500 6,670,575
M&T Bank Corp. 42,562 10,482,595
*Markel Group, Inc. 4,580 8,621,117
MetLife, Inc. 441,677 42,458,410
Morgan Stanley 364,989 76,800,985
Nasdaq, Inc. 9,831 925,982
Northern Trust Corp. 109,657 19,978,409
PayPal Holdings, Inc. 454,078 25,977,802
Shares Value
FINANCIALS — (Continued)
PNC Financial Services Group,
Inc. (The) 67,083 $ 16,762,029
Principal Financial Group, Inc. 113,222 12,873,341
Progressive Corp. (The) 22,945 4,851,032
Prudential Financial, Inc. 136,295 16,638,894
Raymond James Financial, Inc. 144,465 25,422,951
Regions Financial Corp. 418,770 12,960,931
Reinsurance Group of America,
Inc. 1,680 397,908
RenaissanceRe Holdings, Ltd. 2,971 950,661
*Rocket Cos., Inc., Class A 77,091 994,474
*SoFi Technologies, Inc. 108,776 1,774,136
State Street Corp. 145,688 26,829,902
Synchrony Financial 255,291 19,348,505
#T. Rowe Price Group, Inc. 82,221 9,188,197
Travelers Cos., Inc. (The) 154,427 57,811,292
Truist Financial Corp. 315,223 16,341,160
Unum Group 25,159 2,166,441
US Bancorp 494,240 31,142,062
W. R. Berkley Corp. 166,365 12,068,117
Webster Financial Corp. 2,901 224,015
Wells Fargo & Co. 828,536 71,626,937
Willis Towers Watson PLC 20,477 6,878,634
TOTAL FINANCIALS 1,514,835,329
HEALTH CARE — (14.5%)
Abbott Laboratories 367,416 38,835,871
Agilent Technologies, Inc. 159,999 22,139,062
Becton Dickinson & Co. 104,844 17,364,263
*Biogen, Inc. 25,388 5,152,495
*BioMarin Pharmaceutical, Inc. 1,028 61,701
*Boston Scientific Corp. 222,619 10,402,986
Bristol-Myers Squibb Co. 631,900 41,269,389
*Centene Corp. 39,396 2,451,219
*Charles River Laboratories
International, Inc. 377 87,656
Cigna Group (The) 152,758 42,627,120
CVS Health Corp. 302,905 31,632,369
Danaher Corp. 84,910 16,555,752
*Edwards Lifesciences Corp. 188,776 16,247,950
Elevance Health, Inc. 65,306 24,544,607
GE HealthCare Technologies,
Inc. 360,817 24,542,772
Gilead Sciences, Inc. 29,629 3,857,992
*GRAIL, Inc. 321 22,008
Humana, Inc. 32,943 11,986,640
*Incyte Corp. 92,052 11,002,055
*IQVIA Holdings, Inc. 96,513 22,682,485
Johnson & Johnson 627,910 160,964,729
Labcorp Holdings, Inc. 39,972 12,359,342
Medtronic PLC 347,390 29,663,632
Merck & Co., Inc. 679,664 88,492,253
#*Moderna, Inc. 30,232 1,657,318
*Neurocrine Biosciences, Inc. 5,073 846,176
Pfizer, Inc. 2,053,659 51,362,012
Quest Diagnostics, Inc. 87,995 20,503,715
Regeneron Pharmaceuticals, Inc. 19,868 15,151,933
#ResMed, Inc. 67,892 14,323,854
*Roivant Sciences, Ltd. 63,086 2,139,246

53
Dimensional US Large Cap Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Solventum Corp. 3,942 $ 336,804
STERIS PLC 47,930 10,947,212
Stryker Corp. 53,680 17,483,576
*Tenet Healthcare Corp. 33,283 8,479,843
Thermo Fisher Scientific, Inc. 95,047 54,585,492
*United Therapeutics Corp. 21,087 10,916,951
UnitedHealth Group, Inc. 251,145 104,074,488
Universal Health Services, Inc.,
Class B 636 107,128
*Veeva Systems, Inc., Class A 8,283 1,687,910
*Vertex Pharmaceuticals, Inc. 41,936 20,007,666
Viatris, Inc. 272,031 4,776,864
#*Waters Corp. 21,218 8,005,764
West Pharmaceutical Services,
Inc. 7,491 2,554,131
Zimmer Biomet Holdings, Inc. 24,693 2,319,413
TOTAL HEALTH CARE 987,213,844
INDUSTRIALS — (14.1%)
AMETEK, Inc. 130,879 31,634,763
*API Group Corp. 73,619 2,921,202
Carlisle Cos., Inc. 1,501 540,240
Carrier Global Corp. 365,774 22,608,491
*Clean Harbors, Inc. 4,313 1,349,451
CNH Industrial NV 67,205 688,851
*Copart, Inc. 144,531 4,208,743
CSX Corp. 1,101,651 55,523,210
Cummins, Inc. 74,820 47,450,844
Deere & Co. 86,237 51,110,083
Delta Air Lines, Inc. 503,693 44,042,916
Dover Corp. 83,693 17,125,262
DuPont de Nemours, Inc. 41,885 5,738,245
Eaton Corp. PLC 11,067 4,595,018
Emerson Electric Co. 269,686 40,404,357
Equifax, Inc. 31,659 5,464,977
Expeditors International of
Washington, Inc. 1,122 188,373
FedEx Corp. 151,961 46,712,811
*FedEx Freight Holding Co., Inc. 61,348 8,621,234
Fortive Corp. 116,301 6,886,182
Fortune Brands Innovations, Inc. 760 37,438
General Dynamics Corp. 93,249 35,753,532
Graco, Inc. 7,464 592,492
#*GXO Logistics, Inc. 112 5,618
Hubbell, Inc., Class B 4,762 2,250,283
Huntington Ingalls Industries, Inc. 360 117,522
IDEX Corp. 6,720 1,548,624
Ingersoll Rand, Inc. 158,642 13,227,570
ITT, Inc. 356 69,769
Jacobs Solutions, Inc. 28,672 3,868,713
JB Hunt Transport Services, Inc. 31,420 8,538,385
Johnson Controls International
PLC 135,978 19,942,533
Knight-Swift Transportation
Holdings, Inc., Class A 2,114 146,986
L3Harris Technologies, Inc. 69,775 19,331,862
Leidos Holdings, Inc. 39,225 4,534,410
*MasTec, Inc. 6,058 1,593,860
Nordson Corp. 6,039 1,798,293
Shares Value
INDUSTRIALS — (Continued)
Norfolk Southern Corp. 176,201 $ 59,111,912
Northrop Grumman Corp. 62,565 33,940,261
nVent Electric PLC 24,683 3,796,986
PACCAR, Inc. 289,355 38,391,621
Parker-Hannifin Corp. 3,149 3,075,093
*QXO, Inc. 8,006 106,480
*RBC Bearings, Inc. 1,512 833,581
Republic Services, Inc., Class A 182,698 38,467,064
RTX Corp. 356,899 76,811,803
Snap-on, Inc. 38,356 15,741,686
Southwest Airlines Co. 273,871 12,315,979
SS&C Technologies Holdings,
Inc. 105,062 8,095,027
Textron, Inc. 80,247 6,841,859
*Uber Technologies, Inc. 310,061 21,815,892
*United Airlines Holdings, Inc. 239,374 29,043,247
United Parcel Service, Inc., Class
B 181,225 18,887,270
United Rentals, Inc. 37,704 40,692,419
Veralto Corp. 22,971 2,163,179
#Watsco, Inc. 303 93,718
WESCO International, Inc. 207 71,102
Westinghouse Air Brake
Technologies Corp. 89,870 26,139,588
Xylem, Inc. 74,859 8,756,257
TOTAL INDUSTRIALS 956,365,167
INFORMATION TECHNOLOGY — (9.9%)
Accenture PLC, Class A 95,020 15,765,718
*Akamai Technologies, Inc. 50,975 5,871,300
Amkor Technology, Inc. 55,813 2,783,394
Analog Devices, Inc. 131,915 48,466,890
*Arrow Electronics, Inc. 40 8,663
Cisco Systems, Inc. 673,118 78,074,957
Cognizant Technology Solutions
Corp., Class A 374,642 20,736,435
*Coherent Corp. 18,152 4,771,979
Entegris, Inc. 31,580 3,759,599
*F5, Inc. 20,798 8,372,651
*First Solar, Inc. 60,427 12,751,910
*Flex, Ltd. 48,073 5,468,304
GLOBALFOUNDRIES, Inc. 37,139 1,856,579
Hewlett Packard Enterprise Co. 750,522 35,950,004
*Intel Corp. 606,950 54,746,890
International Business Machines
Corp. 113,410 25,364,146
Intuit, Inc. 10,403 3,288,076
#*IonQ, Inc. 9,299 338,856
*Keysight Technologies, Inc. 12,227 3,901,391
Microchip Technology, Inc. 27,160 2,017,716
Micron Technology, Inc. 188,864 155,440,738
MKS, Inc. 435 129,391
NXP Semiconductors NV 153,653 35,211,121
*Okta, Inc., Class A 19,635 2,786,796
*ON Semiconductor Corp. 123,031 10,040,560
*PTC, Inc. 19,451 2,668,677
Qnity Electronics, Inc. 84,869 11,133,115
QUALCOMM, Inc. 13,821 2,040,118
Roper Technologies, Inc. 16,139 6,326,004

54
Dimensional US Large Cap Value ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Salesforce, Inc. 177,926 $ 32,741,942
*Sandisk Corp. 1 1,215
*ServiceNow, Inc. 304 33,814
*Super Micro Computer, Inc. 11,667 331,343
*Synopsys, Inc. 16,684 6,486,072
TD SYNNEX Corp. 19,281 4,930,152
TE Connectivity PLC 239,407 49,243,626
*Teledyne Technologies, Inc. 10,633 6,970,676
*Trimble, Inc. 13,904 786,688
*Twilio, Inc., Class A 30,084 5,937,077
*Zoom Communications, Inc.,
Class A 56,629 5,440,348
TOTAL INFORMATION
TECHNOLOGY 672,974,931
MATERIALS — (6.7%)
Air Products and Chemicals, Inc. 109,586 32,315,815
Albemarle Corp. 15,160 1,783,422
Alcoa Corp. 7,056 319,355
Amcor PLC 104,462 4,688,255
Ball Corp. 61,588 3,997,061
CF Industries Holdings, Inc. 56,471 7,069,604
Corteva, Inc. 198,126 15,594,497
CRH PLC 471,255 44,773,938
Crown Holdings, Inc. 3,574 421,196
Dow, Inc. 74,030 2,242,369
Freeport-McMoRan, Inc. 765,199 47,924,413
#International Flavors &
Fragrances, Inc. 37,862 2,999,428
International Paper Co. 92,481 3,775,999
Linde PLC 154,526 73,922,148
LyondellBasell Industries NV,
Class A 82,974 5,151,026
Shares Value
MATERIALS — (Continued)
Martin Marietta Materials, Inc. 33,445 $ 17,563,307
Newmont Corp. 563,011 52,759,761
Nucor Corp. 136,223 35,048,816
Packaging Corp. of America 68,320 16,795,789
PPG Industries, Inc. 165,792 18,323,332
Reliance, Inc. 17,032 6,916,695
Royal Gold, Inc. 5,399 1,070,892
RPM International, Inc. 1,273 136,300
Smurfit Westrock PLC 207,738 9,549,716
Steel Dynamics, Inc. 100,762 25,317,460
Vulcan Materials Co. 102,816 27,613,293
TOTAL MATERIALS 458,073,887
REAL ESTATE — (0.4%)
*CBRE Group, Inc., Class A 178,476 26,202,061
*Jones Lang LaSalle, Inc. 2,024 718,581
*Zillow Group, Inc., Class A 730 25,324
TOTAL REAL ESTATE 26,945,966
TOTAL COMMON STOCKS 6,762,451,175
RIGHT/WARRANT — (0.0%)
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 23,156 12,273
TOTAL RIGHT/WARRANT 12,273
TOTAL INVESTMENT SECURITIES — (99.5%)
(Cost $5,492,824,520) 6,762,463,448
SECURITIES LENDING COLLATERAL — (0.5%)
@§The DFA Short Term
Investment Fund 2,682,538 31,028,917
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,523,853,437) $ 6,793,492,365
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 316,458,165 $ — $ — $ 316,458,165
Consumer Discretionary .......... 530,378,448 — — 530,378,448
Consumer Staples .............. 325,357,108 — — 325,357,108
Energy ....................... 973,848,330 — — 973,848,330
Financials ..................... 1,514,835,329 — — 1,514,835,329

55
Dimensional US Large Cap Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Health Care ................... $ 987,213,844 $ — $ — $ 987,213,844
Industrials ..................... 956,365,167 — — 956,365,167
Information Technology .......... 672,974,931 — — 672,974,931
Materials ..................... 458,073,887 — — 458,073,887
Real Estate .................... 26,945,966 — — 26,945,966
Right/Warrant
Financials ..................... — 12,273 — 12,273
Securities Lending Collateral ........ — 31,028,917 — 31,028,917
Total Investments .................
$6,762,451,175 $31,041,190 $— $6,793,492,365

56
Dimensional US Small Cap Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.5%)
#*AMC Global Media, Inc., Class
A 187,851 $ 2,103,931
*Angi, Inc., Class A 34,218 194,016
Array Digital Infrastructure, Inc. 133,017 4,634,312
ATN International, Inc. 85,367 2,032,588
#*Boston Omaha Corp., Class A 137,015 1,942,873
*Bumble, Inc., Class A 511,086 1,456,595
#*Cars.com, Inc. 327,098 3,876,111
*DHI Group, Inc. 134,000 564,140
*DoubleVerify Holdings, Inc. 795,606 8,950,567
*E.W. Scripps Co. (The), Class A 283,812 797,512
Gray Media, Inc. 538,193 2,174,300
John Wiley & Sons, Inc., Class A 92,610 4,834,242
*Liberty Capital Corp. 169,232 3,921,105
#*Liberty Capital Corp., Class A 11,401 269,520
*Liberty Global, Ltd., Class A 1,020,536 10,827,887
*Liberty Global, Ltd., Class C 856,683 8,875,236
*Liberty Latin America, Ltd.,
Class A 258,557 2,107,240
*Liberty Latin America, Ltd.,
Class C 586,300 4,731,441
*Lionsgate Studios Corp. 46,262 614,359
*Magnite, Inc. 378,106 7,297,446
Marcus Corp. (The) 130,402 3,794,698
#National CineMedia, Inc. 400,978 1,607,922
#Nexstar Media Group, Inc.,
Class A 25,094 4,781,160
#Paramount Skydance Corp.,
Class B 985,235 7,842,471
*PubMatic, Inc., Class A 117,940 1,486,044
#*Reservoir Media, Inc. 64,350 658,944
Saga Communications, Inc.,
Class A 17,762 158,970
#Scholastic Corp. 112,066 4,555,483
#Shenandoah
Telecommunications Co. 312,173 3,742,954
Shutterstock, Inc. 37,236 201,074
#Sinclair, Inc. 97,736 1,342,893
#Sirius XM Holdings, Inc. 1,386,762 41,075,890
#*Sphere Entertainment Co. 9,190 1,316,468
Spok Holdings, Inc. 18,757 204,451
#*Stagwell, Inc., Class A 457,445 3,865,410
*Starz Entertainment Corp. 3,203 83,342
Telephone and Data Systems,
Inc. 612,922 20,581,921
#*TripAdvisor, Inc. 612,308 8,673,343
Versant Media Group, Inc. 458,063 16,485,687
*Yelp, Inc., Class A 296,244 7,829,729
#*Ziff Davis, Inc. 208,715 11,078,592
#*ZoomInfo Technologies, Inc.,
Class A 1,634,103 5,392,540
TOTAL COMMUNICATION
SERVICES 218,965,407
Shares Value
CONSUMER DISCRETIONARY — (13.4%)
*Abercrombie & Fitch Co. 2,733 $ 272,043
#Academy Sports & Outdoors,
Inc. 357,186 16,948,476
*Adient PLC 396,814 8,348,967
ADT, Inc. 3,892,699 29,740,220
#Advance Auto Parts, Inc. 348,530 19,357,356
AMCON Distributing Co. 34 2,431
American Eagle Outfitters, Inc. 976,497 16,776,218
*American Outdoor Brands, Inc. 71,828 887,794
*American Public Education, Inc. 9,625 466,909
*Aptiv PLC 435,947 24,617,927
#Arhaus, Inc., Class A 77,746 576,098
Arko Corp. 136,674 1,092,025
*Asbury Automotive Group, Inc. 105,308 24,399,864
#Barnes & Noble Education, Inc. 11,577 144,018
Bassett Furniture Industries, Inc. 44,181 838,114
*Beazer Homes USA, Inc. 64,480 2,069,808
#*Biglari Holdings, Inc., Class A 105 208,377
#*Biglari Holdings, Inc., Class B 7,760 3,084,522
#*Birkenstock Holding PLC 216,273 8,374,091
*BJ's Restaurants, Inc. 52,034 3,518,019
Bloomin' Brands, Inc. 457,970 3,966,020
BorgWarner, Inc. 964,370 61,468,944
Brightstar Lottery PLC 20,889 209,726
Brunswick Corp. 49,907 3,942,653
*Caesars Entertainment, Inc. 96,804 2,879,919
Caleres, Inc. 169,834 2,180,669
*Callaway Golf Co 1,031,813 19,047,268
Camping World Holdings, Inc.,
Class A 18,043 111,686
*CarMax, Inc. 627,653 35,939,411
Carriage Services, Inc., Class A 1,839 74,240
Carter's, Inc. 212,114 8,181,237
Century Communities, Inc. 163,090 10,953,124
#Columbia Sportswear Co. 282,169 16,755,195
*Cooper-Standard Holdings, Inc. 12,304 362,599
*Covista, Inc. 27,984 3,493,802
#Cracker Barrel Old Country
Store, Inc. 15,854 894,007
Crown Crafts, Inc. 7,328 21,618
Dana, Inc. 654,288 17,619,976
*Dauch Corp. 602,667 3,405,069
#Designer Brands, Inc., Class A 258,992 1,564,312
*Dorman Products, Inc. 9,644 1,284,195
#*Dream Finders Homes, Inc.,
Class A 170,840 2,185,044
*El Pollo Loco Holdings, Inc. 175,755 2,892,927
Escalade, Inc. 12,965 257,485
Ethan Allen Interiors, Inc. 145,514 3,259,514
*First Watch Restaurant Group,
Inc. 345,217 4,436,038
Flanigan's Enterprises, Inc. 169 7,054
Flexsteel Industries, Inc. 26,580 1,967,717
#*Floor & Decor Holdings, Inc.,
Class A 241,771 13,918,756

57
Dimensional US Small Cap Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Fox Factory Holding Corp. 238,063 $ 4,285,134
*Funko, Inc., Class A 292,154 1,703,258
#*GameStop Corp., Class A 841,542 18,278,292
Gap, Inc. (The) 773,167 15,532,925
*Genesco, Inc. 63,660 2,433,085
Gentex Corp. 631,747 14,757,610
*Gentherm, Inc. 178,805 7,255,907
#*GigaCloud Technology, Inc.,
Class A 32,110 1,404,491
G-III Apparel Group, Ltd. 252,728 9,201,826
*Global Business Travel Group I 1,859 17,549
Gold.com, Inc., Class A 70,992 2,936,229
#*Goodyear Tire & Rubber Co.
(The) 1,226,387 8,523,390
Graham Holdings Co., Class B 18,503 22,269,101
*Green Brick Partners, Inc. 93,690 6,626,694
Group 1 Automotive, Inc. 66,417 19,046,403
#Hamilton Beach Brands Holding
Co., Class A 14,802 340,298
#Harley-Davidson, Inc. 609,510 14,957,375
Haverty Furniture Cos., Inc. 76,285 1,879,662
*Helen of Troy, Ltd. 61,298 1,693,664
*Hilton Grand Vacations, Inc. 127,480 5,881,927
*Holley, Inc. 377,965 1,009,167
Hooker Furnishings Corp. 24,032 335,727
*Hovnanian Enterprises, Inc.,
Class A 5,352 663,113
#J Jill, Inc. 6,590 120,070
JAKKS Pacific, Inc. 66,574 1,752,893
Jerash Holdings US, Inc. 8,717 39,880
Johnson Outdoors, Inc., Class A 32,896 1,543,151
KB Home 120,825 6,641,750
#Kohl's Corp. 635,370 12,160,982
*Lands' End, Inc. 43,461 522,401
*Latham Group, Inc. 340,616 1,825,702
La-Z-Boy, Inc. 266,723 10,503,552
LCI Industries 127,255 13,025,822
Lear Corp. 272,494 35,598,616
*Legacy Housing Corp. 97,084 2,549,426
Leggett & Platt, Inc. 286,577 2,808,455
*LGI Homes, Inc. 60,177 3,283,859
*Life Time Group Holdings, Inc. 506,242 22,831,514
Lifetime Brands, Inc. 59,931 501,622
Lithia Motors, Inc., Class A 125,251 48,274,240
LKQ Corp. 1,225,138 27,504,348
#*Lovesac Co. (The) 71,094 1,143,902
Macy's, Inc. 1,448,420 35,949,784
*Malibu Boats, Inc., Class A 113,341 3,124,811
*MarineMax, Inc. 104,480 3,601,426
#Marriott Vacations Worldwide
Corp. 172,470 16,817,550
*MasterCraft Boat Holdings, Inc. 63,514 1,519,255
*Mattel, Inc. 952,017 14,365,936
#Matthews International Corp.,
Class A 176,256 4,891,104
Meritage Homes Corp. 242,351 17,013,040
*Mobileye Global, Inc., Class A 236,806 1,880,240
*Mohawk Industries, Inc. 324,697 39,970,201
Monro, Inc. 125,160 1,533,210
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Motorcar Parts of America, Inc. 109,690 $ 1,469,846
#Movado Group, Inc. 90,191 3,443,492
*National Vision Holdings, Inc. 355,591 7,837,226
Newell Brands, Inc. 2,461,334 13,783,470
#*Ollie's Bargain Outlet Holdings,
Inc. 102,682 7,544,047
*OneWater Marine, Inc., Class A 65,772 805,707
*Outdoor Holding Co. 47,932 102,574
Oxford Industries, Inc. 85,348 3,236,396
#Patrick Industries, Inc. 13,218 1,091,146
#Penske Automotive Group, Inc. 106,131 23,063,328
Perdoceo Education Corp. 310,893 9,889,506
*Petco Health & Wellness Co.,
Inc., Class A 1,429,851 3,989,284
#Phinia, Inc. 216,817 15,955,563
#*Portillo's, Inc., Class A 46,840 214,059
*Pursuit Attractions and
Hospitality, Inc. 99,009 5,002,925
#PVH Corp. 267,673 23,196,542
Rocky Brands, Inc. 42,940 2,097,190
#*Sally Beauty Holdings, Inc. 556,710 8,333,949
Shoe Station Group, Inc. 113,467 1,724,698
#Signet Jewelers, Ltd. 217,004 20,159,672
Smith & Wesson Brands, Inc. 259,593 3,777,078
#Sonic Automotive, Inc., Class A 91,233 8,355,118
#Standard Motor Products, Inc. 140,444 5,369,174
*Stoneridge, Inc. 62,544 432,179
Strategic Education, Inc. 132,309 10,849,338
*Strattec Security Corp. 28,393 2,495,461
#*Stride, Inc. 116,760 9,374,660
Superior Group of Cos., Inc. 90,931 1,077,532
#Thor Industries, Inc. 270,550 20,283,134
Toll Brothers, Inc. 39,538 5,768,199
#*Under Armour, Inc., Class A 993,625 6,607,606
#*Under Armour, Inc., Class C 1,011,118 6,562,156
*Unifi, Inc. 2,051 13,126
*Universal Electronics, Inc. 10,613 48,608
Upbound Group, Inc. 313,736 6,083,341
*Urban Outfitters, Inc. 289,530 21,477,335
*Vera Bradley, Inc. 26,187 89,298
*Versigent PLC 19,786 818,151
*Vince Holding Corp. 11,151 70,586
Visteon Corp. 143,807 15,033,584
Weyco Group, Inc. 41,649 1,624,311
Winnebago Industries, Inc. 27,277 825,948
#*WW International, Inc. 9,230 132,543
*Zumiez, Inc. 100,010 1,967,197
TOTAL CONSUMER
DISCRETIONARY 1,161,411,334
CONSUMER STAPLES — (5.2%)
#Alico, Inc. 1,804 68,119
Andersons, Inc. (The) 198,079 14,020,032
#B&G Foods, Inc. 463,169 1,634,987
*Boston Beer Co., Inc. (The),
Class A 15,202 2,785,006
Cal-Maine Foods, Inc. 254,161 22,310,253
#Campbell's Company (The) 764,195 16,797,006
*Central Garden & Pet Co. 68,625 2,954,306

58
Dimensional US Small Cap Value ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
*Central Garden & Pet Co., Class
A 308,171 $ 11,682,763
Coffee Holding Co., Inc. 31,127 106,299
Conagra Brands, Inc. 2,169,393 31,477,892
#*Coty, Inc., Class A 715,568 1,967,812
*Darling Ingredients, Inc. 767,966 46,569,458
Del Monte Corp. 238,726 7,092,549
#Dole PLC 589,678 8,338,047
#Edgewell Personal Care Co. 257,821 7,010,153
#Flowers Foods, Inc. 890,253 6,249,576
*Freshpet, Inc. 77,884 4,637,213
#*Grocery Outlet Holding Corp. 45,947 422,253
Hormel Foods Corp. 483,396 12,089,734
Ingles Markets, Inc., Class A 83,276 7,495,673
#Ingredion, Inc. 310,345 30,866,914
J&J Snack Foods Corp. 90,089 6,891,809
J.M. Smucker Co. (The) 272,366 32,482,369
John B. Sanfilippo & Son, Inc. 4,109 340,061
Limoneira Co. 4,057 52,619
McCormick & Co., Inc. 262,576 13,365,118
#*Medifast, Inc. 60,623 595,924
MGP Ingredients, Inc. 38,135 674,990
*Mission Produce, Inc. 420,048 5,296,805
#Molson Coors Beverage Co.,
Class B 895,958 37,236,015
*Nature's Sunshine Products,
Inc. 40,429 814,644
Nu Skin Enterprises, Inc., Class
A 220,644 1,145,142
#Pilgrim's Pride Corp. 336,324 9,201,825
#*Post Holdings, Inc. 276,932 25,314,354
Reynolds Consumer Products,
Inc. 207,453 5,173,878
Seaboard Corp. 4,594 20,274,516
*Seneca Foods Corp., Class A 30,067 4,975,788
*Simply Good Foods Co. (The) 14,815 150,817
Smithfield Foods, Inc. 184,074 4,793,287
*United Natural Foods, Inc. 336,493 17,103,939
Universal Corp. 147,823 7,788,794
*USANA Health Sciences, Inc. 67,386 1,489,904
Utz Brands, Inc. 359,600 5,077,552
Village Super Market, Inc., Class
A 58,769 2,582,310
#*Vital Farms, Inc. 41,475 527,977
#Weis Markets, Inc. 155,880 12,010,554
*Willamette Valley Vineyards,
Inc. 1,849 4,696
TOTAL CONSUMER STAPLES 451,941,732
ENERGY — (11.9%)
*Amplify Energy Corp. 237,946 930,369
*Antero Resources Corp. 1,092,079 39,467,735
APA Corp. 1,450,384 54,128,331
Ardmore Shipping Corp. 242,494 4,216,971
Atlas Energy Solutions, Inc.,
Class A 389,170 4,199,144
*BKV Corp. 181,495 4,439,368
*Borr Drilling, Ltd. 239,132 963,702
Bristow Group, Inc. 186,657 8,459,295
Shares Value
ENERGY — (Continued)
California Resources Corp. 360,728 $ 18,981,507
Chord Energy Corp. 218,583 30,684,682
*Clean Energy Fuels Corp. 270,395 524,566
#*CNX Resources Corp. 776,189 27,787,566
#*Comstock Resources, Inc. 681,800 9,040,668
#Core Laboratories, Inc. 124,719 1,327,010
Core Natural Resources, Inc. 148,150 11,828,296
#Crescent Energy Co., Class A 1,914,238 21,956,310
DHT Holdings, Inc. 799,343 14,843,799
#Diversified Energy Co. 95,819 1,289,724
*DMC Global, Inc. 114,052 768,710
Dorian LPG, Ltd. 248,773 11,796,816
*Drilling Tools International Corp. 27,208 63,939
Epsilon Energy, Ltd. 50,323 281,809
Evolution Petroleum Corp. 134,856 496,270
#*Expro, Ltd. 661,206 10,546,236
*Forum Energy Technologies,
Inc. 65,848 4,126,694
FutureFuel Corp. 128,100 634,095
Granite Ridge Resources, Inc. 738,755 3,509,086
*Green Plains, Inc. 189,982 3,201,197
*Gulfport Energy Corp. 35,862 5,787,051
*Helix Energy Solutions Group,
Inc. 865,301 8,229,012
Helmerich & Payne, Inc. 579,700 20,040,229
HF Sinclair Corp. 675,788 61,814,328
#HighPeak Energy, Inc. 2,352 16,817
*Innovex International, Inc. 302,432 8,492,291
#International Seaways, Inc. 273,259 26,282,051
Liberty Energy, Inc., Class A 807,946 15,116,670
Magnolia Oil & Gas Corp., Class
A 176,995 4,550,541
Matador Resources Co. 675,629 33,707,131
#*MIND Technology, Inc. 10,570 52,639
Murphy Oil Corp. 779,975 30,996,205
*Nabors Industries, Ltd. 41,839 3,584,347
NACCO Industries, Inc., Class A 21,850 1,035,690
*National Energy Services
Reunited Corp. 204,330 5,508,737
Natural Gas Services Group, Inc. 70,724 2,591,327
*NCS Multistage Holdings, Inc. 3,746 176,062
#Noble Corp. PLC 756,281 32,066,314
#Nordic American Tankers, Ltd. 839,221 5,480,113
#Northern Oil & Gas, Inc. 602,221 12,736,974
NOV, Inc. 1,872,620 36,385,007
*Oil States International, Inc. 293,662 2,381,599
Ovintiv, Inc. 919,667 57,442,401
*Par Pacific Holdings, Inc. 61,398 5,282,070
Patterson-UTI Energy, Inc. 2,210,914 23,170,379
PBF Energy, Inc., Class A 622,261 44,977,025
Peabody Energy Corp. 711,946 15,178,689
Permian Resources Corp., Class
A 1,215,891 25,910,637
*PrimeEnergy Resources Corp. 11,359 2,091,192
*ProFrac Holding Corp., Class A 11,452 46,266
#*ProPetro Holding Corp. 626,241 6,951,275
Range Resources Corp. 679,511 27,275,572
Ranger Energy Services, Inc.,
Class A 136,708 2,194,163

59
Dimensional US Small Cap Value ETF
continued
Shares Value
ENERGY — (Continued)
*REX American Resources Corp. 122,426 $ 5,269,215
Riley Exploration Permian, Inc. 126,624 4,339,404
RPC, Inc. 1,298,608 7,285,191
SandRidge Energy, Inc. 12,134 168,905
Scorpio Tankers, Inc. 283,993 22,111,695
#*SEACOR Marine Holdings, Inc. 104,247 983,049
*Seadrill, Ltd. 361,115 16,192,397
Select Water Solutions, Inc.,
Class A 436,597 8,085,776
SFL Corp., Ltd., Class B 859,067 10,600,887
SM Energy Co. 791,753 25,747,808
Smart Sand, Inc. 71,120 306,527
*Stabilis Solutions, Inc. 500 2,360
Sunococorp LLC 115,974 8,865,053
*Talos Energy, Inc. 971,051 14,740,554
#Teekay Corp., Ltd. 561,481 6,541,254
Teekay Tankers, Ltd., Class A 183,331 14,550,981
#*Tidewater, Inc. 34,686 2,603,531
#*Transocean, Ltd. 5,351,663 28,470,847
VAALCO Energy, Inc. 623,521 3,323,367
*Valaris, Ltd. 264,930 20,979,807
#Vitesse Energy, Inc. 140,126 2,185,966
World Kinect Corp. 259,164 10,330,277
TOTAL ENERGY 1,031,729,550
FINANCIALS — (27.2%)
1st Source Corp. 89,516 8,033,166
*Acacia Research Corp. 213,612 946,301
ACNB Corp. 10,862 700,382
*Affinity Bancshares, Inc. 455 10,465
Alerus Financial Corp. 66,604 2,215,915
Ally Financial, Inc. 284,213 12,314,949
Amalgamated Financial Corp. 61,712 3,047,339
Amerant Bancorp, Inc., Class A 217,274 6,431,310
American Integrity Insurance
Group, Inc. 7,457 151,303
Ameris Bancorp 256,164 22,340,062
#AmeriServ Financial, Inc. 16,773 76,653
Ames National Corp. 8,221 251,480
Arrow Financial Corp. 15,532 618,795
Associated Banc-Corp 938,031 28,966,397
Associated Capital Group, Inc.,
Class A 1,235 41,298
#Assured Guaranty, Ltd. 257,147 21,271,200
Atlantic Union Bankshares Corp. 760,323 32,260,505
Axis Capital Holdings, Ltd. 260,536 27,439,652
Banc of California, Inc. 881,001 16,871,169
Bank of Marin Bancorp 45,214 1,318,440
Bank of the James Financial
Group, Inc. 37 1,000
Bank OZK 615,421 31,571,097
BankUnited, Inc. 416,278 19,419,369
Bankwell Financial Group, Inc. 18,804 1,281,493
Banner Corp. 192,532 13,556,178
Bar Harbor Bankshares 94,152 3,738,776
BayCom Corp. 62,217 1,877,709
BCB Bancorp, Inc. 67,216 671,488
Beacon Financial Corp. 484,060 15,252,731
#Blue Ridge Bankshares, Inc. 111,155 390,154
Shares Value
FINANCIALS — (Continued)
#BOK Financial Corp. 260,483 $ 36,803,643
Bread Financial Holdings, Inc. 259,761 28,072,371
*Bridgewater Bancshares, Inc. 58,321 1,194,414
#*Brighthouse Financial, Inc. 327,601 20,281,778
Burke & Herbert Financial
Services Corp. 26,036 1,907,137
Business First Bancshares, Inc. 143,631 4,570,338
*BV Financial, Inc. 17,586 361,216
Byline Bancorp, Inc. 234,031 9,190,397
C&F Financial Corp. 12,720 1,050,545
California Bancorp 97,395 2,074,513
Camden National Corp. 50,069 2,898,494
Capital Bancorp, Inc. 2,620 97,805
Capital City Bank Group, Inc. 35,360 1,834,123
Capitol Federal Financial, Inc. 719,150 6,357,286
Carter Bankshares, Inc. 103,929 3,593,865
Cathay General Bancorp 353,709 22,350,872
CB Financial Services, Inc. 1,266 46,374
Central Pacific Financial Corp. 44,409 1,749,715
CF Bankshares, Inc. 17,211 612,023
Chemung Financial Corp. 10,560 860,534
ChoiceOne Financial Services,
Inc. 25,116 854,697
Citizens & Northern Corp. 20,511 520,774
Citizens Community Bancorp,
Inc. 42,609 937,398
Citizens Financial Services, Inc. 4,042 313,336
Civista Bancshares, Inc. 104,189 3,027,732
CNB Financial Corp. 107,457 3,771,741
Colony Bankcorp, Inc. 90,417 1,981,941
Columbia Banking System, Inc. 1,537,770 48,086,068
*Columbia Financial, Inc. 335,072 3,622,125
Community Trust Bancorp, Inc. 69,563 5,457,217
Community West Bancshares 83,135 2,080,869
ConnectOne Bancorp, Inc. 290,979 9,584,848
*Consumer Portfolio Services,
Inc. 1,379 12,852
Corebridge Financial, Inc. 661,339 20,627,163
*Customers Bancorp, Inc. 183,409 14,430,620
CVB Financial Corp. 850,230 19,019,645
Dime Community Bancshares,
Inc. 227,762 9,283,579
Donegal Group, Inc., Class A 167,815 3,312,668
Eagle Bancorp Montana, Inc. 44,687 1,047,016
Eagle Bancorp, Inc. 62,166 1,725,107
Eagle Financial Services, Inc. 6,591 267,265
Eastern Bankshares, Inc. 1,107,576 25,429,945
*eHealth, Inc. 93,781 124,729
Employers Holdings, Inc. 106,449 5,380,997
Enact Holdings, Inc. 442,025 20,916,623
*Encore Capital Group, Inc. 45,259 4,257,967
Enterprise Financial Services
Corp. 210,148 13,934,914
Equity Bancshares, Inc., Class A 41,587 2,107,629
Essent Group, Ltd. 494,928 32,645,451
Everest Group, Ltd. 7,065 2,643,370
#*EZCORP, Inc., Class A 57,499 1,711,745
F&G Annuities & Life, Inc. 290,957 8,312,641

60
Dimensional US Small Cap Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Farmers & Merchants Bancorp,
Inc. 23,803 $ 794,068
Farmers National Banc Corp. 19,657 311,760
*FB Bancorp, Inc. 27,098 418,800
Federal Agricultural Mortgage
Corp., Class C 31,682 7,210,823
*Finance Of America Cos, Inc.,
Class A 15,996 363,909
Financial Institutions, Inc. 64,170 2,660,488
Finward Bancorp 140 6,224
First American Financial Corp. 371,749 27,877,458
First Bancorp, Inc. (The) 1,128 39,593
First Bank 96,316 1,784,735
First Busey Corp. 477,841 14,746,173
First Business Financial
Services, Inc. 33,617 2,360,250
First Capital, Inc. 5 316
First Commonwealth Financial
Corp. 540,833 11,644,134
First Community Bankshares,
Inc. 9,046 431,675
First Community Corp. 6,568 224,363
First Financial Bancorp 603,884 20,429,396
First Financial Corp. 62,109 5,002,880
First Hawaiian, Inc. 647,788 18,002,029
First Horizon Corp. 501,492 12,858,255
First Internet Bancorp 18,272 538,293
#First Interstate BancSystem,
Inc., Class A 547,878 20,830,322
First Merchants Corp. 358,923 15,483,938
First Mid Bancshares, Inc. 117,692 6,130,576
*First Northwest Bancorp 22,614 259,156
First United Corp. 23,482 1,036,495
First US Bancshares, Inc. 244 4,026
*First Western Financial, Inc. 24,309 757,225
*Firstsun Capital Bancorp 76,076 2,942,620
Flagstar Bank NA 161,732 2,299,829
FNB Corp. 1,901,279 35,934,173
#Franklin Financial Services
Corp. 2,137 134,973
Franklin Resources, Inc. 310,086 10,499,512
FS Bancorp, Inc. 24,020 1,030,698
#Fulton Financial Corp. 1,064,771 25,905,878
FVCBankcorp, Inc. 29,753 553,108
*Genworth Financial, Inc., Class
A 2,214,072 21,764,328
German American Bancorp, Inc. 2,929 149,028
Great Southern Bancorp, Inc. 43,721 3,511,234
*Green Dot Corp., Class A 325,432 4,266,414
*Greenlight Capital Re, Ltd.,
Class A 191,275 3,184,729
Hamilton Insurance Group, Ltd.,
Class B 219,676 7,899,549
Hancock Whitney Corp. 425,820 32,788,140
Hanmi Financial Corp. 171,878 5,479,471
Hanover Bancorp, Inc. 21,738 570,514
*Happen, Inc. 561,737 10,751,646
Hawthorn Bancshares, Inc. 848 33,064
HBT Financial, Inc. 9,080 325,427
Shares Value
FINANCIALS — (Continued)
Hennessy Advisors, Inc. 243 $ 2,389
Heritage Financial Corp. 219,120 6,514,438
*Heritage Insurance Holdings,
Inc. 14,745 433,061
Home Bancorp, Inc. 38,006 2,711,348
Home BancShares, Inc. 575,762 17,888,925
HomeTrust Bancshares, Inc. 72,277 3,699,860
Hope Bancorp, Inc. 730,247 10,230,760
Horace Mann Educators Corp. 160,898 8,384,395
Independent Bank Corp. 255,729 21,437,762
Independent Bank Corp. 27,214 1,039,575
International Bancshares Corp. 85,066 6,510,952
Invesco, Ltd. 2,105,210 62,314,216
Investar Holding Corp. 68,217 2,054,696
Jackson Financial, Inc., Class A 364,638 44,587,935
James River Group Holdings,
Inc. 123,734 555,566
Kearny Financial Corp. 372,132 3,568,746
Kemper Corp. 28,936 821,204
Lake Shore Bancorp, Inc. 14 240
Landmark Bancorp, Inc. 1,917 60,079
LCNB Corp. 44,498 881,505
Lincoln National Corp. 900,001 41,049,046
Live Oak Bancshares, Inc. 49,889 2,135,249
Magyar Bancorp, Inc. 422 8,039
MainStreet Bancshares, Inc. 28,948 667,541
Mechanics Bancorp 57,808 970,596
Mercantile Bank Corp. 90,611 5,443,909
#Merchants Bancorp 190,535 10,513,721
Meridian Corp. 54,646 1,073,247
Metropolitan Bank Holding Corp. 40,791 3,772,352
MGIC Investment Corp. 1,206,923 36,255,967
Mid Penn Bancorp, Inc. 136,553 5,235,442
Midland States Bancorp, Inc. 58,229 1,960,570
MVB Financial Corp. 38,232 1,171,811
National Bank Holdings Corp.,
Class A 217,259 9,383,416
National Bankshares, Inc. 1,532 62,199
#Navient Corp. 22,071 185,176
NB Bancorp, Inc. 116,130 2,672,151
NBT Bancorp, Inc. 120,794 6,359,804
Nelnet, Inc., Class A 132,087 17,946,661
#*NerdWallet, Inc., Class A 17,491 157,419
Nicolet Bankshares, Inc. 17,695 3,024,429
*NMI Holdings, Inc., Class A 412,889 18,290,983
Northeast Community Bancorp,
Inc. 54,078 1,443,883
Northpointe Bancshares, Inc. 23,138 404,915
Northwest Bancshares, Inc. 825,723 12,996,880
Oak Valley Bancorp 1,886 63,879
OceanFirst Financial Corp. 558,868 10,791,741
OFG Bancorp 97,979 5,179,170
Ohio Valley Banc Corp. 2,969 124,876
#Old National Bancorp 1,808,784 48,186,006
Old Republic International Corp. 50,197 2,169,012
Old Second Bancorp, Inc. 261,820 6,621,428
*Onity Group, Inc. 47,982 1,759,020
OP Bancorp 76,800 1,198,080

61
Dimensional US Small Cap Value ETF
continued
Shares Value
FINANCIALS — (Continued)
*Oportun Financial Corp. 224,126 $ 1,241,658
Oppenheimer Holdings, Inc.,
Class A 15,995 1,705,707
*OptimumBank Holdings, Inc. 1,341 10,192
Origin Bancorp, Inc. 151,301 8,280,704
Orrstown Financial Services, Inc. 95,048 4,061,401
Parke Bancorp, Inc. 64,310 2,196,187
#*Paysafe, Ltd. 104,256 842,388
PCB Bancorp 63,145 1,759,851
Peapack-Gladstone Financial
Corp. 88,269 4,058,609
Pelagos Insurance Capital, Ltd. 482,074 12,191,651
PennyMac Financial Services,
Inc. 168,363 12,696,254
Peoples Bancorp of North
Carolina, Inc. 3,977 171,011
Peoples Bancorp, Inc. 202,905 8,453,022
Peoples Financial Services Corp. 27,086 1,905,771
Pinnacle Financial Partners, Inc. 315,577 33,208,168
Plumas Bancorp 2,763 169,400
*Ponce Financial Group, Inc. 38,828 783,549
Popular, Inc. 175,568 30,761,269
*PRA Group, Inc. 54,506 946,769
Preferred Bank/Los Angeles CA 4,822 503,610
Primis Financial Corp. 120,138 1,924,611
Princeton Bancorp, Inc. 22,712 936,643
Prosperity Bancshares, Inc. 609,026 45,597,777
Provident Financial Holdings, Inc. 2,177 38,664
Provident Financial Services, Inc. 766,983 18,929,140
QCR Holdings, Inc. 65,862 6,780,493
Radian Group, Inc. 586,111 22,852,468
RBB Bancorp 97,440 2,569,493
Red River Bancshares, Inc. 1,433 144,088
Regional Management Corp. 52,808 1,704,114
Reinsurance Group of America,
Inc. 4,816 1,140,670
RenaissanceRe Holdings, Ltd. 16,382 5,241,912
Renasant Corp. 494,298 21,536,564
#*Repay Holdings Corp., Class A 333,661 1,334,644
Republic Bancorp, Inc., Class A 31,636 3,149,047
Richmond Mutual Bancorp, Inc. 10,441 163,402
Riverview Bancorp, Inc. 113,125 599,563
S&T Bancorp, Inc. 204,465 10,662,850
Safety Insurance Group, Inc. 35,776 3,698,881
SB Financial Group, Inc. 23,403 615,031
Seacoast Banking Corp. of
Florida 363,352 12,622,848
*Security National Financial
Corp., Class A 93,500 876,091
Selective Insurance Group, Inc. 25,195 2,388,234
Shore Bancshares, Inc. 180,878 4,431,511
Sierra Bancorp 61,343 2,500,341
Simmons First National Corp.,
Class A 599,012 14,130,693
*SiriusPoint, Ltd. 632,838 14,966,619
SmartFinancial, Inc. 63,156 3,309,374
South Plains Financial, Inc. 17,181 770,396
*Southern First Bancshares, Inc. 21,040 1,312,896
Southern Missouri Bancorp, Inc. 24,578 1,902,583
Shares Value
FINANCIALS — (Continued)
Southside Bancshares, Inc. 109,647 $ 3,564,624
SOUTHSTATE BANK Corp. 477,770 50,208,849
SR Bancorp, Inc. 31,285 611,622
#*<Sterling Bancorp, Inc. 65,995 –
Stewart Information Services
Corp. 62,166 4,201,800
*Summit State Bank 1,516 18,783
Texas Capital Bancshares, Inc. 233,626 23,093,930
*Third Coast Bancshares, Inc. 63,996 2,805,585
Timberland Bancorp, Inc. 32,656 1,463,968
Tiptree, Inc. 70,768 1,257,547
Tompkins Financial Corp. 27,764 2,771,958
Towne Bank/Portsmouth VA 493,636 18,713,741
TriCo Bancshares 155,816 8,965,653
TrustCo Bank Corp. 89,504 5,099,938
Trustmark Corp. 326,225 15,479,376
UMB Financial Corp. 239,284 34,870,857
United Bancshares, Inc. 366 14,274
United Bankshares, Inc. 737,651 35,739,191
United Community Banks, Inc. 635,745 22,530,803
United Fire Group, Inc. 126,039 6,473,363
Unity Bancorp, Inc. 11,390 670,757
Univest Financial Corp. 155,860 6,895,246
Unum Group 64,767 5,577,086
US Global Investors, Inc., Class
A 543 1,553
Valley National Bancorp 2,942,499 42,048,310
*Velocity Financial, Inc. 61,710 1,082,393
Virginia National Bankshares
Corp. 38 1,740
Virtus Investment Partners, Inc. 31,549 5,027,333
Voya Financial, Inc. 84,901 8,441,706
WaFd, Inc. 431,993 15,884,383
Walker & Dunlop, Inc. 189,641 9,423,261
Washington Trust Bancorp, Inc. 71,730 2,796,035
Waterstone Financial, Inc. 103,409 2,121,953
Webster Financial Corp. 235,551 18,189,248
WesBanco, Inc. 535,110 22,142,851
Westamerica Bancorp 33,159 1,994,514
Western Alliance Bancorp 357,210 28,751,833
Western New England Bancorp,
Inc. 112,345 1,452,621
Westwood Holdings Group, Inc. 195 3,738
#White Mountains Insurance
Group, Ltd. 13,003 27,276,783
Wintrust Financial Corp. 184,894 29,497,989
WSFS Financial Corp. 282,292 22,639,818
Zions Bancorp NA 722,061 50,327,652
TOTAL FINANCIALS 2,356,526,333
HEALTH CARE — (7.0%)
#*Acadia Healthcare Co., Inc. 451,694 13,379,176
*Accendra Health, Inc. 233,042 720,100
Acme United Corp. 3,930 223,460
*AdaptHealth Corp., Class A 790,692 8,539,474
*Addus HomeCare Corp. 67,028 7,740,393
*AMN Healthcare Services, Inc. 118,970 4,000,961
*Amphastar Pharmaceuticals,
Inc. 256,587 5,116,345

62
Dimensional US Small Cap Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Anika Therapeutics, Inc. 56,771 $ 1,094,545
*Ardent Health, Inc. 73,341 782,548
*Astrana Health, Inc. 117,567 4,180,682
*Avantor, Inc. 3,118,943 42,979,035
#*Azenta, Inc. 181,106 5,094,512
#Baxter International, Inc. 1,164,330 30,458,873
*BioMarin Pharmaceutical, Inc. 437,356 26,250,107
#*Bio-Rad Laboratories, Inc.,
Class A 119,077 38,757,182
*Black Diamond Therapeutics,
Inc. 210,208 355,252
*CareCloud, Inc. 24,930 60,829
*Castle Biosciences, Inc. 24,699 691,572
#*Certara, Inc. 880,171 7,129,385
#*Charles River Laboratories
International, Inc. 41,094 9,554,766
CONMED Corp. 135,767 6,286,012
*Cooper Cos., Inc. (The) 142,024 10,271,176
*Cytek Biosciences, Inc. 18,244 76,990
*Elanco Animal Health, Inc. 1,993,365 52,565,035
*Emergent BioSolutions, Inc. 304,500 2,198,490
#*Enovis Corp. 222,952 6,499,051
*Entrada Therapeutics, Inc. 12,272 83,327
*Envista Holdings Corp. 812,745 22,196,066
*Evolent Health, Inc., Class A 111,300 343,917
#*Globus Medical, Inc., Class A 103,944 8,189,748
*GoodRx Holdings, Inc., Class A 412,554 1,266,541
*Harmony Biosciences Holdings,
Inc. 112,919 3,979,266
HealthStream, Inc. 95,567 2,679,699
*Henry Schein, Inc. 99 8,489
*ICON PLC 198,490 32,466,017
*ICU Medical, Inc. 116,169 19,575,638
*Innoviva, Inc. 425,619 8,925,230
*Integer Holdings Corp. 167,664 20,322,553
*Integra LifeSciences Holdings
Corp. 348,486 5,802,292
*Keros Therapeutics, Inc. 86,247 868,507
*Kewaunee Scientific Corp. 7,964 284,474
*LifeStance Health Group, Inc. 336,431 3,525,797
*LivaNova PLC 47,515 3,807,852
*Merit Medical Systems, Inc. 19,861 1,688,384
*MiMedx Group, Inc. 114,902 474,545
*Molina Healthcare, Inc. 67,624 13,228,607
National HealthCare Corp. 51,188 11,570,024
#*Neogen Corp. 1,076,748 12,964,046
*OmniAb, Inc.- Vesting 12.5 3,138 –
*OmniAb, Inc.- Vesting 15 3,138 –
*Omnicell, Inc. 246,538 8,720,049
#*OptimizeRx Corp. 80,772 488,671
*Option Care Health, Inc. 51,772 1,192,309
*OraSure Technologies, Inc. 61,708 249,917
*Organogenesis Holdings, Inc.,
Class A 267,878 634,871
*OrthoPediatrics Corp. 12,082 243,936
*Pacira BioSciences, Inc. 232,053 6,128,520
*Pediatrix Medical Group, Inc. 319,561 8,471,562
#Perrigo Co. PLC 648,547 6,556,810
Shares Value
HEALTH CARE — (Continued)
*Prestige Consumer Healthcare,
Inc. 195,077 $ 9,796,767
*Protalix BioTherapeutics, Inc. 9,700 22,989
*Puma Biotechnology, Inc. 81,441 645,827
#*QuidelOrtho Corp. 20,357 341,387
#Revvity, Inc. 313,399 35,263,655
*Sensus Healthcare, Inc. 28,566 83,127
SIGA Technologies, Inc. 117,744 385,023
#*Simulations Plus, Inc. 13,804 251,647
#*Surgery Partners, Inc. 577,960 8,900,584
*Tactile Systems Technology,
Inc. 37,102 1,045,163
#*Teladoc Health, Inc. 1,038,485 6,968,234
#Teleflex, Inc. 108,632 14,851,081
Universal Health Services, Inc.,
Class B 151,335 25,490,867
US Physical Therapy, Inc. 6,517 515,234
Utah Medical Products, Inc. 13,166 928,466
*Vanda Pharmaceuticals, Inc. 63,637 324,549
*Varex Imaging Corp. 39,045 436,914
*Voyager Therapeutics, Inc. 9,664 29,282
#*Waystar Holding Corp. 469,203 9,904,875
TOTAL HEALTH CARE 608,129,286
INDUSTRIALS — (14.6%)
*AAR Corp. 81,958 11,477,398
ABM Industries, Inc. 340,629 16,319,535
ACCO Brands Corp. 508,304 2,145,043
Aebi Schmidt Holding AG 73,926 952,906
*AerSale Corp. 262,293 1,626,217
#AGCO Corp. 287,654 29,386,733
Alamo Group, Inc. 37,354 5,942,274
#*Alaska Air Group, Inc. 655,478 31,102,431
*Allegiant Travel Co. 107,448 10,538,500
#*Amentum Holdings, Inc. 815,047 18,094,043
*Ameresco, Inc., Class A 202,236 4,261,113
Apogee Enterprises, Inc. 91,551 3,625,420
ArcBest Corp. 117,277 16,928,935
Arcosa, Inc. 166,629 24,194,531
Astec Industries, Inc. 123,719 6,267,605
*Asure Software, Inc. 89,951 722,307
Atkore, Inc. 156,648 11,429,038
*BlueLinx Holdings, Inc. 45,126 2,446,732
Boise Cascade Co. 190,229 14,529,691
*Bowman Consulting Group, Ltd. 25,053 672,673
*BrightView Holdings, Inc. 606,143 7,904,105
*Broadwind, Inc. 31,165 124,660
#*Builders FirstSource, Inc. 143,591 9,540,186
*CACI International, Inc., Class A 972 483,813
*CECO Environmental Corp. 55,409 3,650,899
*Civeo Corp. 53,563 1,687,770
#*Clarivate PLC 2,499,116 4,948,250
CNH Industrial NV 299,651 3,071,423
Columbus McKinnon Corp. 48,826 935,994
*Commercial Vehicle Group, Inc. 65,228 295,483
CompX International, Inc. 4,175 118,194
#Concentrix Corp. 156,293 3,844,808
*Concrete Pumping Holdings,
Inc. 175,168 1,704,385

63
Dimensional US Small Cap Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Conduent, Inc. 436,268 $ 684,941
Copa Holdings SA, Class A 120,801 17,059,517
*Costamare Bulkers Holdings,
Ltd. 106,926 2,091,473
Costamare, Inc. 686,332 10,693,053
Covenant Logistics Group, Inc.,
Class A 100,302 3,562,727
*Custom Truck One Source, Inc. 720,834 7,316,465
Deluxe Corp. 291,530 7,541,881
*Distribution Solutions Group,
Inc. 17,661 610,541
*DLH Holdings Corp. 6,287 30,681
*DNOW, Inc. 584,400 8,251,728
Eastern Co. (The) 23,250 551,490
EnerSys 1,910 355,355
Ennis, Inc. 137,266 2,992,399
#Esab Corp. 1,372 118,719
Espey Mfg. & Electronics Corp. 1,905 112,719
EVI Industries, Inc. 6,781 95,409
#*First Advantage Corp. 281,196 5,578,929
Fortune Brands Innovations, Inc. 178,517 8,793,747
*Gates Industrial Corp., Ltd. 1,358,368 38,007,137
GATX Corp. 76,353 13,657,261
Genco Shipping & Trading, Ltd. 241,522 6,168,472
*Gencor Industries, Inc. 52,561 748,469
Genpact, Ltd. 235,331 8,276,591
*Gibraltar Industries, Inc. 89,354 3,776,100
Greenbrier Cos., Inc. (The) 198,436 9,772,973
#*GXO Logistics, Inc. 419,799 21,057,118
*Hayward Holdings, Inc. 588,349 8,901,720
Heartland Express, Inc. 450,603 5,510,875
Helios Technologies, Inc. 98,755 7,694,002
Herc Holdings, Inc. 30,205 4,534,979
*Hillman Solutions Corp. 1,139,357 8,966,740
HNI Corp. 115,743 5,209,592
Hub Group, Inc., Class A 361,763 16,832,832
*Hudson Technologies, Inc. 245,982 1,485,731
Huntington Ingalls Industries, Inc. 57,571 18,794,053
*Hurco Cos., Inc. 21,412 446,226
Hyster-Yale, Inc. 39,681 1,326,536
ICF International, Inc. 105,739 8,556,400
Insteel Industries, Inc. 105,840 3,243,996
Interface, Inc., Class A 44,000 1,507,440
*Janus International Group, Inc. 796,640 4,086,763
#JBT Marel Corp. 26,005 3,600,912
*JELD-WEN Holding, Inc. 14,344 20,368
#*JetBlue Airways Corp. 752,588 4,538,106
Kelly Services, Inc., Class A 53,813 798,585
Kennametal, Inc. 426,532 14,489,292
*Kirby Corp. 244,290 32,036,191
Knight-Swift Transportation
Holdings, Inc., Class A 827,721 57,551,441
Korn Ferry 271,502 22,336,470
*L.B. Foster Co., Class A 32,306 1,328,746
Lindsay Corp. 14,717 1,630,938
LSI Industries, Inc. 12,744 298,082
Luxfer Holdings PLC 94,030 1,601,331
#*Lyft, Inc., Class A 1,017,227 16,133,220
Shares Value
INDUSTRIALS — (Continued)
*Manitowoc Co., Inc. (The) 204,751 $ 2,835,801
ManpowerGroup, Inc. 44,993 2,358,533
Marten Transport, Ltd. 492,600 7,285,554
#*Masterbrand, Inc. 1,103,471 9,103,636
Matson, Inc. 162,881 32,998,062
Maximus, Inc. 88,126 5,309,591
*Mayville Engineering Co., Inc. 2,950 75,726
McGrath RentCorp 23,140 2,664,571
*Middleby Corp. (The) 33,820 4,517,676
*Midera Food Processing, Inc. 33,820 1,621,669
Miller Industries, Inc. 65,596 3,299,479
MillerKnoll, Inc. 341,409 7,688,531
*Mistras Group, Inc. 123,935 1,885,051
National Presto Industries, Inc. 10,244 1,243,826
NLI Holdings, Inc. 134,257 770,635
*NPK International, Inc. 53,362 666,491
*NWPX Infrastructure, Inc. 23,869 2,937,797
*Onterris, Inc. 161,258 3,384,805
*OPENLANE, Inc. 290,827 11,563,281
*Orion Group Holdings, Inc. 4,214 41,213
Oshkosh Corp. 271,536 38,669,442
Owens Corning 105,581 14,665,201
*PAMT Corp. 57,588 928,031
Pangaea Logistics Solutions, Ltd. 376,305 2,863,681
Park-Ohio Holdings Corp. 66,686 2,662,772
*Parsons Corp. 88,818 3,926,644
*Perma-Pipe International
Holdings, Inc. 15,326 370,123
Preformed Line Products Co. 1,084 386,966
*Proto Labs, Inc. 32,563 2,443,853
Quanex Building Products Corp. 241,475 4,307,914
*Radiant Logistics, Inc. 209,465 1,725,992
Regal Rexnord Corp. 30,554 6,270,597
*Resideo Technologies, Inc. 516,781 17,725,588
Robert Half, Inc. 1,203 45,473
Rush Enterprises, Inc., Class A 160,580 12,812,678
Rush Enterprises, Inc., Class B 21,670 1,684,409
Ryder System, Inc. 50,184 12,868,181
Schneider National, Inc., Class B 520,584 18,605,672
Sensata Technologies Holding
PLC 670,900 31,055,961
*Shoals Technologies Group,
Inc., Class A 242,390 2,118,489
*SkyWest, Inc. 222,103 23,758,358
Stanley Black & Decker, Inc. 462,421 43,735,778
#*Sunrun, Inc. 453,352 4,447,383
#TaskUS, Inc., Class A 14,091 85,532
*Taylor Devices, Inc. 267 13,705
Tennant Co. 18,856 1,584,470
Terex Corp. 285,597 17,946,915
#*TIC Solutions, Inc. 225,904 1,651,358
Timken Co. (The) 197,273 27,134,901
*Titan International, Inc. 292,652 2,112,947
*Titan Machinery, Inc. 45,354 770,564
*Transcat, Inc. 4,132 352,749
Trinity Industries, Inc. 157,496 4,920,175
*TrueBlue, Inc. 9,900 70,092
#*TTEC Holdings, Inc. 23,145 57,631

64
Dimensional US Small Cap Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Tutor Perini Corp. 67,197 $ 5,627,749
Twin Disc, Inc. 32,320 737,219
UFP Industries, Inc. 159,035 13,794,696
*U-Haul Holding Co. 83,626 5,929,920
U-Haul Holding Co. 366,932 22,962,605
*Ultralife Corp. 61,033 316,761
UniFirst Corp. 74,651 21,871,250
Universal Logistics Holdings, Inc. 69,898 935,235
#*Upwork, Inc. 453,785 4,156,671
*V2X, Inc. 167,739 15,136,767
*Verra Mobility Corp., Class A 198,079 1,047,838
*Vestis Corp. 665,523 9,623,463
#Virco Mfg. Corp. 79,159 478,912
*VirTra, Inc. 19,492 60,230
Wabash National Corp. 136,403 1,713,222
Werner Enterprises, Inc. 339,044 12,687,026
WESCO International, Inc. 148,384 50,968,420
*Wilhelmina International, Inc. 1,354 677
Willis Lease Finance Corp. 76,565 5,461,381
TOTAL INDUSTRIALS 1,262,882,752
INFORMATION TECHNOLOGY — (6.0%)
*8x8, Inc. 33,522 63,692
*Alpha & Omega Semiconductor,
Ltd. 170,217 5,402,688
Amdocs, Ltd. 303,619 16,917,651
Amkor Technology, Inc. 690,527 34,436,582
*Arrow Electronics, Inc. 260,190 56,349,348
*AstroNova, Inc. 4,402 127,438
*Aviat Networks, Inc. 74,441 1,524,552
Avnet, Inc. 434,955 38,641,402
Benchmark Electronics, Inc. 74,983 5,981,394
*BILL Holdings, Inc. 206,558 9,321,963
#*CCC Intelligent Solutions
Holdings, Inc. 2,063,522 12,566,849
*Cerence, Inc. 79,008 673,148
#*Cleanspark, Inc. 518,813 7,138,867
*Clearfield, Inc. 29,794 901,566
*Cohu, Inc. 164 7,870
*Corsair Gaming, Inc. 595,864 6,322,117
#Crane NXT Co. 117,332 6,095,397
CTS Corp. 1,269 81,368
#*Daily Journal Corp. 3,480 2,043,108
*Diebold Nixdorf, Inc. 79,283 5,834,436
*Digi International, Inc. 39,985 2,787,754
*Diodes, Inc. 109,454 9,010,253
#Dolby Laboratories, Inc., Class
A 118,358 6,960,634
#*DXC Technology Co. 653,398 7,344,194
*Eastman Kodak Co. 39,653 333,085
#*EPAM Systems, Inc. 179,736 18,972,932
ePlus, Inc. 109,712 10,138,486
*Everforth, Inc. 167,407 4,761,055
#*Five9, Inc. 229,223 6,305,925
*Grid Dynamics Holdings, Inc. 382,909 2,638,243
#*I3 Verticals, Inc., Class A 68,915 1,451,350
*Ichor Holdings, Ltd. 6,600 496,782
Immersion Corp. 56,176 424,691
Information Services Group, Inc. 40,249 167,436
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Insight Enterprises, Inc. 31,704 $ 4,087,597
*inTEST Corp. 29,577 365,276
*IPG Photonics Corp. 89,677 7,627,926
#*Itron, Inc. 111,936 11,155,542
*Key Tronic Corp. 20,965 82,602
*Kimball Electronics, Inc. 131,080 3,241,608
*Knowles Corp. 10,803 395,282
*KVH Industries, Inc. 12,747 118,037
*Kyndryl Holdings, Inc. 126,322 1,711,663
*LGL Group, Inc. (The) 600 4,140
*LiveRamp Holdings, Inc. 24,952 944,932
#Methode Electronics, Inc. 200,021 2,798,294
*Mirion Technologies, Inc., Class
A 44,986 673,890
*Mitek Systems, Inc. 37,656 628,855
*N-able, Inc. 1,019,229 4,769,992
#*nCino, Inc. 529,738 9,778,963
*NCR Voyix Corp. 769,226 6,361,499
#*NETGEAR, Inc. 85,678 2,069,980
*NetScout Systems, Inc. 399,182 16,234,732
*Nortech Systems, Inc. 175 2,370
OneSpan, Inc. 191,006 2,956,773
PC Connection, Inc. 79,553 6,660,177
*Penguin Solutions, Inc. 61,624 3,243,271
*Photronics, Inc. 334,708 10,138,305
*Powerfleet, Inc. 614,064 2,407,131
*Qorvo, Inc. 167,594 15,178,989
*Ribbon Communications, Inc. 620,402 1,327,660
Richardson Electronics, Ltd. 69,415 1,269,600
*Rogers Corp. 57,273 7,071,497
*Sanmina Corp. 10,613 1,969,348
*ScanSource, Inc. 117,138 6,632,354
#Skyworks Solutions, Inc. 627,748 39,096,145
*SoundThinking, Inc. 3,500 27,125
*Sprinklr, Inc., Class A 91,315 580,763
*SPS Commerce, Inc. 19,584 1,437,270
*TransAct Technologies, Inc. 10,795 55,918
*Trimble, Inc. 43,232 2,446,067
*Turtle Beach Corp. 19,409 237,760
#Universal Display Corp. 128,165 10,273,706
#*Viasat, Inc. 616,258 47,408,728
Vishay Intertechnology, Inc. 84,931 2,906,339
Xerox Holdings Corp. 7,309 21,562
*Xperi, Inc. 269,301 2,076,311
TOTAL INFORMATION
TECHNOLOGY 520,700,235
MATERIALS — (5.5%)
AdvanSix, Inc. 139,219 2,792,733
Alcoa Corp. 201,315 9,111,517
*Alpha Metallurgical Resources,
Inc. 73,238 10,045,324
*Alto Ingredients, Inc. 146,686 698,225
*American Vanguard Corp. – –
*Arq, Inc. 13,158 25,921
*Ascent Industries Co. 17,123 264,893
#Ashland, Inc. 196,712 14,283,258
*Aspen Aerogels, Inc. 200,709 929,283
Avient Corp. 532,284 19,332,555

65
Dimensional US Small Cap Value ETF
continued
Shares Value
MATERIALS — (Continued)
Cabot Corp. 748 $ 65,839
Caledonia Mining Corp. PLC 71,314 1,311,464
Celanese Corp., Class A 414,617 18,541,672
*Clearwater Paper Corp. 89,104 1,873,857
*Cleveland-Cliffs, Inc. 904,967 10,425,220
Commercial Metals Co. 580,281 39,876,910
*Core Molding Technologies, Inc. 14,212 334,835
Eastman Chemical Co. 582,602 40,753,010
*Ecovyst, Inc. 630,813 7,607,605
Ferroglobe PLC 95,619 304,068
Friedman Industries, Inc. 30,581 1,016,818
Graphic Packaging Holding Co. 722,896 7,756,674
Greif, Inc., Class A 188,882 16,347,737
Greif, Inc., Class B 7,040 763,699
HB Fuller Co. 268,852 14,867,516
Huntsman Corp. 903,675 8,819,868
Innospec, Inc. 113,446 9,754,087
*Intrepid Potash, Inc. 78,451 2,664,196
Kaiser Aluminum Corp. 56,286 8,987,749
Koppers Holdings, Inc. 120,487 5,906,273
Kronos Worldwide, Inc. 238,694 1,436,938
#*LSB Industries, Inc. 228,410 2,485,101
*Magnera Corp. 128,315 1,700,174
Mativ Holdings, Inc. 322,380 2,814,377
#*McEwen, Inc. 57,768 998,809
#*Mercer International, Inc. 142,160 89,845
*Metallus, Inc. 243,107 4,891,313
Minerals Technologies, Inc. 178,576 13,614,634
Mosaic Co. (The) 1,596,769 35,320,530
Myers Industries, Inc. 32,441 1,108,185
Nexa Resources SA 172,516 2,216,831
Northern Technologies
International Corp. 1,852 14,853
*O-I Glass, Inc. 889,285 6,358,388
#Olin Corp. 607,999 11,254,062
Orion SA 317,537 2,143,375
*Perimeter Solutions, Inc. 59,202 1,812,173
#Quaker Chemical Corp. 87,193 13,996,220
#*Ramaco Resources, Inc.,
Class A 37,045 339,703
#*Ranpak Holdings Corp., Class
A 418,266 2,141,522
*Rayonier Advanced Materials,
Inc. 288,166 2,579,086
Ryerson Holding Corp. 264,993 7,364,155
Silgan Holdings, Inc. 365,726 14,621,726
Sonoco Products Co. 464,165 26,160,339
Stepan Co. 94,487 6,060,396
SunCoke Energy, Inc. 574,781 4,874,143
Sylvamo Corp. 86,078 3,220,178
*Tredegar Corp. 85,461 648,649
TriMas Corp. 207,288 8,277,010
#Tronox Holdings PLC 931,592 5,440,497
Warrior Met Coal, Inc. 92,976 7,383,224
#Westlake Corp. 267,826 18,881,733
Worthington Steel, Inc. 243,047 8,752,122
TOTAL MATERIALS 474,463,097
Shares Value
REAL ESTATE — (0.8%)
*AMREP Corp. 11,441 $ 265,889
*CKX Lands, Inc. 1,249 13,539
*Compass, Inc., Class A 1 11
*Cushman & Wakefield, Ltd. 1,204,800 16,168,416
*Five Point Holdings LLC, Class
A 176,648 916,803
*Forestar Group, Inc. 292,630 8,237,535
*FRP Holdings, Inc. 100,671 2,246,977
#*Howard Hughes Holdings, Inc. 279,524 17,867,174
*Jones Lang LaSalle, Inc. 12,614 4,478,348
Marcus & Millichap, Inc. 144,518 4,443,929
Newmark Group, Inc., Class A 29,253 438,649
*RE/MAX Holdings, Inc., Class A 105,937 959,789
#*Seaport Entertainment Group,
Inc. 26,937 706,558
#Stratus Properties, Inc. 11,414 223,714
*Tejon Ranch Co. 135,542 2,294,726
#*Zillow Group, Inc., Class A 30,325 1,051,974
*Zillow Group, Inc., Class C 99,582 3,391,763
TOTAL REAL ESTATE 63,705,794
UTILITIES — (0.5%)
Genie Energy, Ltd., Class B 26,383 366,988
#MDU Resources Group, Inc. 1,056,658 21,080,327
New Jersey Resources Corp. 275,549 15,951,532
#Ormat Technologies, Inc. 83,651 8,162,665
TOTAL UTILITIES 45,561,512
TOTAL COMMON STOCKS 8,196,017,032
RIGHTS/WARRANTS — (0.0%)
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 209,374 404,092
INFORMATION TECHNOLOGY — (0.0%)
*Xerox Holdings Corp. 02/14/28 171,766 53,024
MATERIALS — (0.0%)
*<Resolute Forest CVR 01/04/27 34,750 9,254
TOTAL RIGHTS/WARRANTS 466,370
TOTAL INVESTMENT SECURITIES — (94.6%)
(Cost $6,706,768,077) 8,196,483,402
SECURITIES LENDING COLLATERAL — (5.4%)
@§The DFA Short Term
Investment Fund 40,511,636 468,598,099
TOTAL INVESTMENTS — ( 100.0% )
(Cost $7,175,366,176) $ 8,665,081,501

66
Dimensional US Small Cap Value ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment
As of July 31, 2026 , Dimensional US Small Cap Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 34 09/18/26 $ 12,947,195 $ 12,782,725 ($164,470)
Total Futures Contracts ............................
$12,947,195 $12,782,725 ($164,470)
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 218,965,407 $ — $ — $ 218,965,407
Consumer Discretionary .......... 1,161,411,334 — — 1,161,411,334
Consumer Staples .............. 451,941,732 — — 451,941,732
Energy ....................... 1,031,729,550 — — 1,031,729,550
Financials ..................... 2,356,526,333 — — 2,356,526,333
Health Care ................... 608,129,286 — — 608,129,286
Industrials ..................... 1,262,882,752 — — 1,262,882,752
Information Technology .......... 520,700,235 — — 520,700,235
Materials ..................... 474,463,097 — — 474,463,097
Real Estate .................... 63,705,794 — — 63,705,794
Utilities ....................... 45,561,512 — — 45,561,512
Rights/Warrants
Consumer Staples .............. — 404,092 — 404,092
Information Technology .......... 53,024 — — 53,024
Materials ..................... — — 9,254 9,254
Securities Lending Collateral ........ — 468,598,099 — 468,598,099
Total Investments .................
$8,196,070,056 $469,002,191 $9,254> $8,665,081,501
Financial Instruments
Liabilities
Futures Contracts** ............... (164,470) — — (164,470)
Total Other Financial Instruments ....
$(164,470) $– $– $(164,470)
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

67
Dimensional US Small Cap Value ETF
continued
** Valued at the unrealized appreciation (depreciation) on the investment.

68
Dimensional US Large Cap Vector ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (13.0%)
Alphabet, Inc., Class A 45,678 $ 16,267,306
Alphabet, Inc., Class C 46,421 16,556,050
* AppLovin Corp., Class A 1,682 665,904
AT&T, Inc. 132,135 3,072,139
*Charter Communications, Inc.,
Class A 309 44,799
Comcast Corp., Class A 45,500 1,090,180
Electronic Arts, Inc. 358 75,130
Fox Corp., Class A 9,444 549,924
Fox Corp., Class B 4,292 222,926
Meta Platforms, Inc., Class A 39,308 21,883,157
*Netflix, Inc. 18,736 1,343,558
Omnicom Group, Inc. 6,453 507,851
T-Mobile US, Inc. 10,773 1,860,605
Verizon Communications, Inc. 92,501 4,329,972
Warner Music Group Corp.,
Class A 2,467 64,043
TOTAL COMMUNICATION
SERVICES 68,533,544
CONSUMER DISCRETIONARY — (11.2%)
*Airbnb, Inc., Class A 583 88,336
*Amazon.com, Inc. 106,457 28,911,592
Best Buy Co., Inc. 302 26,051
*Burlington Stores, Inc. 1,906 702,323
Carnival Corp., Ltd. 50,592 1,406,964
#*Carvana Co., Class A 1,960 122,226
D.R. Horton, Inc. 5,628 805,142
Darden Restaurants, Inc. 4,585 933,414
*Deckers Outdoor Corp. 831 80,507
#Dick's Sporting Goods, Inc. 1,978 387,510
eBay, Inc. 12,802 1,459,556
Expedia Group, Inc. 2,502 737,439
Ford Motor Co. 115,735 1,698,990
Garmin, Ltd. 3,254 955,960
General Motors Co. 29,254 2,599,510
Genuine Parts Co. 272 33,829
Home Depot, Inc. (The) 21,438 7,116,558
Las Vegas Sands Corp. 7,938 388,089
#Lennar Corp., Class B 8 646
NIKE, Inc., Class B 492 20,521
*NVR, Inc. 61 374,970
PulteGroup, Inc. 6,454 816,237
Ralph Lauren Corp., Class A 1,385 526,771
Ross Stores, Inc. 8,165 2,049,987
Royal Caribbean Cruises, Ltd. 7,720 2,457,276
Service Corp. International 149 12,842
#*SharkNinja, Inc. 907 146,725
Somnigroup International, Inc. 623 40,701
Tapestry, Inc. 3,111 474,023
TJX Cos., Inc. (The) 13,932 2,192,061
* Ulta Beauty, Inc. 1,576 808,220
* Versigent PLC 992 41,019
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Williams-Sonoma, Inc. 3,644 $ 833,237
TOTAL CONSUMER
DISCRETIONARY 59,249,232
CONSUMER STAPLES — (7.2%)
Casey's General Stores, Inc. 909 791,739
Church & Dwight Co., Inc. 4,490 443,657
Coca-Cola Co. (The) 52,414 4,590,942
Constellation Brands, Inc., Class
A 2,781 362,170
Costco Wholesale Corp. 5,055 4,811,804
Dollar General Corp. 4,348 552,413
*Dollar Tree, Inc. 4,011 510,239
Estee Lauder Cos., Inc. (The),
Class A 3,294 276,367
General Mills, Inc. 6,222 222,436
Hershey Co. (The) 4,505 788,600
Kenvue , Inc. 46,907 902,491
#Kimberly-Clark Corp. 7,027 768,121
Kroger Co. (The) 22,999 1,327,962
Mondelez International, Inc.,
Class A 23,492 1,463,787
*Monster Beverage Corp. 3,829 369,039
PepsiCo, Inc. 28,072 3,917,728
*Performance Food Group Co. 802 91,741
Procter & Gamble Co. (The) 41,348 5,974,373
Sysco Corp. 12,140 1,034,814
Target Corp. 13,590 1,963,619
*US Foods Holding Corp. 6,978 701,917
Walmart, Inc. 54,875 6,102,100
TOTAL CONSUMER STAPLES 37,968,059
ENERGY — (7.8%)
Baker Hughes Co., Class A 23,691 1,433,069
Cheniere Energy, Inc. 6,675 1,759,330
Chevron Corp. 20,831 4,100,166
ConocoPhillips 21,411 2,579,597
Devon Energy Corp. 36,693 1,655,955
Diamondback Energy, Inc. 5,056 1,026,115
EOG Resources, Inc. 16,257 2,417,253
EQT Corp. 3,979 212,041
Expand Energy Corp. 2,757 259,241
ExxonMobil Holdings Corp. 73,368 11,404,322
Halliburton Co. 29,069 937,475
Marathon Petroleum Corp. 8,523 2,697,274
Occidental Petroleum Corp. 23,548 1,343,884
#ONEOK, Inc. 14,356 1,303,668
Permian Resources Corp., Class
A 19,049 405,934
Phillips 66 6,907 1,462,074
SLB, Ltd. 26,441 1,311,209
Targa Resources Corp. 5,254 1,420,524
TechnipFMC PLC 7,991 572,635
Texas Pacific Land Corp. 434 174,720
Valero Energy Corp. 5,238 1,638,970

69
Dimensional US Large Cap Vector ETF
continued
Shares Value
ENERGY — (Continued)
Williams Cos., Inc. (The) 15,775 $ 1,128,544
TOTAL ENERGY 41,244,000
FINANCIALS — (13.5%)
Aflac, Inc. 2,412 307,482
Allstate Corp. (The) 6,209 1,639,673
American Express Co. 12,734 4,281,807
American Financial Group, Inc. 119 16,865
American International Group,
Inc. 11,479 902,020
Ameriprise Financial, Inc. 2,915 1,591,123
Aon PLC, Class A 4,996 1,801,308
Apollo Global Management, Inc. 3,745 470,334
*Arch Capital Group, Ltd. 8,607 865,262
Bank of New York Mellon Corp.
(The) 13,127 2,052,144
#Brown & Brown, Inc. 1,173 82,579
Capital One Financial Corp. 2,378 497,026
Carlyle Group, Inc. (The) 6,564 302,075
Cboe Global Markets, Inc. 2,226 690,572
Charles Schwab Corp. (The) 18,345 1,930,628
Cincinnati Financial Corp. 1,897 337,059
*Coinbase Global, Inc., Class A 234 34,225
* Corpay , Inc. 1,898 725,245
East West Bancorp, Inc. 1,817 238,027
Everest Group, Ltd. 161 60,238
Fifth Third Bancorp 10,888 615,172
First Citizens BancShares , Inc.,
Class A 75 163,999
Goldman Sachs Group, Inc.
(The) 4,260 4,338,299
Hartford Insurance Group, Inc.
(The) 8,504 1,206,803
Huntington Bancshares, Inc. 5,991 102,087
Intercontinental Exchange, Inc. 347 52,910
JPMorgan Chase & Co. 42,983 15,120,989
LPL Financial Holdings, Inc. 3,140 1,110,618
*Markel Group, Inc. 308 579,761
Marsh & McLennan Cos., Inc. 6,923 1,313,224
MetLife, Inc. 20,299 1,951,343
Moody's Corp. 2,734 1,307,891
Morgan Stanley 19,279 4,056,687
Nasdaq, Inc. 4,600 433,274
Northern Trust Corp. 5,423 988,016
PayPal Holdings, Inc. 12,741 728,913
Principal Financial Group, Inc. 6,119 695,730
Progressive Corp. (The) 8,186 1,730,684
Prudential Financial, Inc. 2,565 313,135
Raymond James Financial, Inc. 5,284 929,878
Regions Financial Corp. 3,658 113,215
RenaissanceRe Holdings, Ltd. 655 209,587
*Robinhood Markets, Inc., Class
A 3,103 268,596
Synchrony Financial 11,278 854,760
#T. Rowe Price Group, Inc. 4,343 485,330
Travelers Cos., Inc. (The) 8,292 3,104,193
Visa, Inc., Class A 20,937 7,665,664
W. R. Berkley Corp. 10,883 789,453
Wells Fargo & Co. 468 40,458
Shares Value
FINANCIALS — (Continued)
Willis Towers Watson PLC 3,195 $ 1,073,264
TOTAL FINANCIALS 71,169,625
HEALTH CARE — (10.4%)
Abbott Laboratories 12,267 1,296,622
AbbVie, Inc. 7,418 1,861,473
Agilent Technologies, Inc. 5,488 759,375
Amgen, Inc. 11,705 4,508,298
Becton Dickinson & Co. 3,749 620,909
Bristol-Myers Squibb Co. 63,410 4,141,307
Cencora , Inc. 4,081 1,270,579
Cigna Group (The) 5,359 1,495,429
CVS Health Corp. 517 53,990
*Dexcom, Inc. 3,126 260,865
*Edwards Lifesciences Corp. 4,635 398,935
Elevance Health, Inc. 720 270,605
Eli Lilly & Co. 1,098 1,261,426
GE HealthCare Technologies,
Inc. 9,323 634,151
Gilead Sciences, Inc. 35,239 4,588,470
*IDEXX Laboratories, Inc. 1,646 920,229
*Incyte Corp. 1,993 238,203
*Intuitive Surgical, Inc. 141 49,820
*IQVIA Holdings, Inc. 3,772 886,495
Johnson & Johnson 44,025 11,285,809
Labcorp Holdings, Inc. 362 111,930
Merck & Co., Inc. 58,119 7,567,094
* Neurocrine Biosciences, Inc. 323 53,876
Pfizer, Inc. 82,954 2,074,680
Quest Diagnostics, Inc. 3,609 840,933
ResMed, Inc. 2,282 481,456
* Solventum Corp. 664 56,732
STERIS PLC 82 18,729
Stryker Corp. 3,283 1,069,273
*Tenet Healthcare Corp. 1,973 502,681
Thermo Fisher Scientific, Inc. 55 31,587
*United Therapeutics Corp. 1,341 694,249
UnitedHealth Group, Inc. 4,920 2,038,848
*Vertex Pharmaceuticals, Inc. 1,533 731,394
Viatris , Inc. 36,388 638,973
*Waters Corp. 2,381 898,375
West Pharmaceutical Services,
Inc. 571 194,688
TOTAL HEALTH CARE 54,808,488
INDUSTRIALS — (15.0%)
3M Co. 10,115 1,783,072
*Amentum Holdings, Inc. 46 1,021
AMETEK, Inc. 4,548 1,099,297
*API Group Corp. 11,123 441,361
*ATI, Inc. 1,851 346,951
Automatic Data Processing, Inc. 5,124 1,365,341
Broadridge Financial Solutions,
Inc. 456 70,201
Carlisle Cos., Inc. 717 258,063
Carpenter Technology Corp. 16 8,315
Carrier Global Corp. 13,102 809,835
Caterpillar, Inc. 9,146 7,452,252
CH Robinson Worldwide, Inc. 1,115 164,719
Cintas Corp. 5,215 1,067,145

70
Dimensional US Large Cap Vector ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Comfort Systems USA, Inc. 804 $ 1,390,671
CSX Corp. 51,053 2,573,071
Cummins, Inc. 2,814 1,784,639
Curtiss-Wright Corp. 364 263,536
Deere & Co. 4,885 2,895,193
Delta Air Lines, Inc. 20,150 1,761,916
Dover Corp. 2,188 447,709
Eaton Corp. PLC 3,684 1,529,597
EMCOR Group, Inc. 1,216 969,675
Emerson Electric Co. 8,900 1,333,398
Equifax, Inc. 2,264 390,812
Expeditors International of
Washington, Inc. 4,613 774,477
Fastenal Co. 17,479 833,923
FedEx Corp. 5,068 1,557,903
*FedEx Freight Holding Co., Inc. 2,503 351,747
Ferguson Enterprises, Inc. 5,555 1,301,703
General Dynamics Corp. 2,750 1,054,405
General Electric Co. 3,761 1,354,223
HEICO Corp., Class A 126 32,417
*Honeywell Aerospace, Inc. 6,248 1,291,712
Honeywell International, Inc. 6,248 1,518,576
Howmet Aerospace, Inc. 2,912 821,941
Hubbell, Inc., Class B 1,341 633,690
IDEX Corp. 319 73,514
Illinois Tool Works, Inc. 6,488 1,861,732
ITT, Inc. 49 9,603
Jacobs Solutions, Inc. 1,847 249,216
JB Hunt Transport Services, Inc. 2,608 708,724
Johnson Controls International
PLC 3,369 494,098
Leidos Holdings, Inc. 1,309 151,320
#Lennox International, Inc. 671 279,055
Lincoln Electric Holdings, Inc. 249 65,066
Lockheed Martin Corp. 4,736 2,759,857
* MasTec , Inc. 394 103,661
Nordson Corp. 631 187,899
Norfolk Southern Corp. 3,674 1,232,553
Northrop Grumman Corp. 1,928 1,045,901
nVent Electric PLC 74 11,383
Old Dominion Freight Line, Inc. 4,301 912,414
PACCAR, Inc. 10,634 1,410,919
Parker-Hannifin Corp. 920 898,408
#Paychex, Inc. 6,652 777,220
Pentair PLC 287 18,781
Quanta Services, Inc. 967 645,337
Republic Services, Inc., Class A 4,827 1,016,325
Rockwell Automation, Inc. 2,220 1,065,778
Rollins, Inc. 10,369 393,711
RTX Corp. 13,597 2,926,346
Snap-on, Inc. 1,498 614,794
Southwest Airlines Co. 9,096 409,047
SS&C Technologies Holdings,
Inc. 6,161 474,705
*Sterling Infrastructure, Inc. 14 8,355
Textron, Inc. 586 49,962
Trane Technologies PLC 3,284 1,494,056
*Uber Technologies, Inc. 12,904 907,925
Shares Value
INDUSTRIALS — (Continued)
#UL Solutions, Inc., Class A 53 $ 4,857
Union Pacific Corp. 13,091 3,824,274
*United Airlines Holdings, Inc. 11,444 1,388,501
United Parcel Service, Inc., Class
B 14,969 1,560,069
United Rentals, Inc. 2,065 2,228,672
Veralto Corp. 9,299 875,687
Vertiv Holdings Co., Class A 2,686 648,857
Waste Management, Inc. 7,224 1,636,597
Watsco , Inc. 64 19,795
Woodward, Inc. 106 38,239
WW Grainger, Inc. 994 1,373,927
*XPO, Inc. 3,643 732,134
TOTAL INDUSTRIALS 79,323,781
INFORMATION TECHNOLOGY — (17.3%)
Accenture PLC, Class A 8,567 1,421,437
*Adobe, Inc. 3,472 869,423
#*Akamai Technologies, Inc. 2,337 269,176
Amkor Technology, Inc. 1,315 65,579
Amphenol Corp., Class A 14,943 2,401,340
Analog Devices, Inc. 4,109 1,509,688
Apple, Inc. 619 191,215
Applied Materials, Inc. 4,694 2,383,003
*Autodesk, Inc. 3,309 774,968
Broadcom, Inc. 958 372,930
CDW Corp. 73 10,790
Cisco Systems, Inc. 44,999 5,219,434
Cognizant Technology Solutions
Corp., Class A 12,063 667,687
*F5, Inc. 1,245 501,200
*First Solar, Inc. 2,384 503,096
*Flex, Ltd. 4,952 563,290
*Fortinet, Inc. 3,076 498,158
Hewlett Packard Enterprise Co. 19,966 956,371
International Business Machines
Corp. 17,465 3,906,047
Intuit, Inc. 74 23,389
Jabil, Inc. 3,573 1,125,674
KLA Corp. 22,328 4,082,005
Lam Research Corp. 7,567 2,217,282
Micron Technology, Inc. 13,294 10,941,361
Microsoft Corp. 65,001 30,207,265
MKS, Inc. 196 58,300
Motorola Solutions, Inc. 2,719 1,184,804
NetApp, Inc. 7,016 1,252,356
NVIDIA Corp. 21,313 4,278,585
NXP Semiconductors NV 6,006 1,376,335
*ON Semiconductor Corp. 1,189 97,034
Oracle Corp. 28,040 3,641,555
QUALCOMM, Inc. 22,273 3,287,718
TE Connectivity PLC 5,990 1,232,083
Teradyne, Inc. 162 59,566
Texas Instruments, Inc. 11,114 3,064,574
Western Digital Corp. 945 514,874
TOTAL INFORMATION
TECHNOLOGY 91,729,592
MATERIALS — (3.6%)
Air Products and Chemicals, Inc. 3,733 1,100,824

71
Dimensional US Large Cap Vector ETF
continued
Shares Value
MATERIALS — (Continued)
Amcor PLC 3,897 $ 174,897
Ball Corp. 4,178 271,152
CF Industries Holdings, Inc. 5,050 632,209
CRH PLC 13,029 1,237,885
Ecolab, Inc. 4,603 1,277,931
Freeport-McMoRan, Inc. 24,711 1,547,650
International Paper Co. 611 24,947
Linde PLC 6,886 3,294,125
Martin Marietta Materials, Inc. 905 475,252
Newmont Corp. 20,173 1,890,412
Nucor Corp. 5,313 1,366,982
Packaging Corp. of America 3,230 794,063
PPG Industries, Inc. 6,402 707,549
Reliance, Inc. 1,235 501,533
Sherwin-Williams Co. (The) 3,994 1,361,355
Solstice Advanced Materials, Inc. 1,140 68,594
Southern Copper Corp. 2,350 429,369
Steel Dynamics, Inc. 4,207 1,057,051
Shares Value
MATERIALS — (Continued)
Vulcan Materials Co. 2,838 $ 762,202
TOTAL MATERIALS 18,975,982
REAL ESTATE — (0.1%)
*CBRE Group, Inc., Class A 5,087 746,822
UTILITIES — (0.4%)
NRG Energy, Inc. 5,564 747,189
Vistra Corp. 9,040 1,339,638
TOTAL UTILITIES 2,086,827
TOTAL COMMON STOCKS 525,835,952
TOTAL INVESTMENT SECURITIES — (99.5%)
(Cost $414,141,678) 525,835,952
SECURITIES LENDING COLLATERAL — (0.5%)
@§The DFA Short Term
Investment Fund 251,279 2,906,548
TOTAL INVESTMENTS — ( 100.0% )
(Cost $417,048,226) $ 528,742,500
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 68,533,544 $ — $ — $ 68,533,544
Consumer Discretionary .......... 59,249,232 — — 59,249,232
Consumer Staples .............. 37,968,059 — — 37,968,059
Energy ....................... 41,244,000 — — 41,244,000
Financials ..................... 71,169,625 — — 71,169,625
Health Care ................... 54,808,488 — — 54,808,488
Industrials ..................... 79,323,781 — — 79,323,781
Information Technology .......... 91,729,592 — — 91,729,592
Materials ..................... 18,975,982 — — 18,975,982
Real Estate .................... 746,822 — — 746,822
Utilities ....................... 2,086,827 — — 2,086,827
Securities Lending Collateral ........ — 2,906,548 — 2,906,548
Total Investments .................
$525,835,952 $2,906,548 $— $528,742,500

72
Dimensional US Large Cap Core Equity Market ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (57.8%)
COMMUNICATION SERVICES — (5.7%)
Alphabet, Inc., Class A 91,359 $ 32,535,681
Alphabet, Inc., Class C 55,502 19,794,788
* AppLovin Corp., Class A 3,217 1,273,610
*AST SpaceMobile , Inc., Class A 3,569 210,499
AT&T, Inc. 96,827 2,251,228
*Charter Communications, Inc.,
Class A 2,446 354,621
Comcast Corp., Class A 33,751 808,674
Fox Corp., Class A 5,729 333,600
Fox Corp., Class B 1 52
*Liberty Media Corp.-Liberty
Formula One, Class C 2,660 261,026
*Live Nation Entertainment, Inc. 3,259 567,490
*Lumen Technologies, Inc. 203 1,295
Meta Platforms, Inc., Class A 30,977 17,245,206
*Netflix, Inc. 44,875 3,217,986
Omnicom Group, Inc. 4,556 358,557
*Pinterest, Inc., Class A 5 120
*Reddit, Inc., Class A 1,523 214,240
*ROBLOX Corp., Class A 4,558 162,265
*Snap, Inc., Class A 317 1,487
*Spotify Technology SA 1,313 656,421
*Take-Two Interactive Software,
Inc. 2,429 590,053
TKO Group Holdings, Inc., Class
A 561 101,995
T-Mobile US, Inc. 9,112 1,573,733
Verizon Communications, Inc. 68,422 3,202,834
Walt Disney Co. (The) 21,488 2,066,931
TOTAL COMMUNICATION
SERVICES 87,784,392
CONSUMER DISCRETIONARY — (5.8%)
*Airbnb, Inc., Class A 4,499 681,688
*Amazon.com, Inc. 135,921 36,913,425
*AutoZone, Inc. 367 1,106,964
Best Buy Co., Inc. 4,636 399,901
Booking Holdings, Inc. 7,775 1,499,798
BorgWarner, Inc. 1,806 115,114
*Burlington Stores, Inc. 1,890 696,427
Carnival Corp., Ltd. 27,577 766,916
*Carvana Co., Class A 9,268 577,952
*Chipotle Mexican Grill, Inc.,
Class A 20,749 772,278
*Coupang, Inc., Class A 10,352 169,255
D.R. Horton, Inc. 6,708 959,647
Darden Restaurants, Inc. 3,103 631,709
Dick's Sporting Goods, Inc. 1,115 218,440
* DoorDash , Inc., Class A 4,386 860,358
eBay, Inc. 7,934 904,555
Expedia Group, Inc. 1,612 475,121
*Floor & Decor Holdings, Inc.,
Class A 26 1,497
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Flutter Entertainment PLC,
Class DI 3,395 $ 354,676
Ford Motor Co. 74,226 1,089,638
Garmin, Ltd. 2,818 827,872
General Motors Co. 55,447 4,927,020
Genuine Parts Co. 17 2,114
Hilton Worldwide Holdings, Inc. 3,165 1,014,351
Home Depot, Inc. (The) 16,093 5,342,232
Hyatt Hotels Corp., Class A 11 1,915
Las Vegas Sands Corp. 54 2,640
Lennar Corp., Class A 3,266 268,955
LKQ Corp. 17,130 384,569
Lowe's Cos., Inc. 6,927 1,439,500
Marriott International, Inc., Class
A 2,417 901,130
McDonald's Corp. 8,799 2,381,361
NIKE, Inc., Class B 17,644 735,931
*O'Reilly Automotive, Inc. 11,535 1,030,652
Penske Automotive Group, Inc. 1,368 297,280
PulteGroup, Inc. 4,797 606,677
* QuantumScape Corp., Class A 12 63
Ralph Lauren Corp., Class A 629 239,234
*Rivian Automotive, Inc., Class A 16,153 245,849
Ross Stores, Inc. 3,559 893,558
Royal Caribbean Cruises, Ltd. 4,358 1,387,151
* SharkNinja , Inc. 1,520 245,890
Starbucks Corp. 13,988 1,472,237
Tapestry, Inc. 2,855 435,016
*Tesla, Inc. 36,608 11,392,776
Texas Roadhouse, Inc., Class A 15 3,082
TJX Cos., Inc. (The) 15,500 2,438,770
* Ulta Beauty, Inc. 15 7,692
Williams-Sonoma, Inc. 1,519 347,335
Yum! Brands, Inc. 3,953 605,916
TOTAL CONSUMER
DISCRETIONARY 89,074,127
CONSUMER STAPLES — (2.8%)
Altria Group, Inc. 20,536 1,403,225
Archer-Daniels-Midland Co. 4,682 371,142
Bunge Global SA 3,504 372,230
Casey's General Stores, Inc. 537 467,727
Church & Dwight Co., Inc. 3,578 353,542
Coca-Cola Co. (The) 48,289 4,229,634
Colgate-Palmolive Co. 12,325 1,125,273
Constellation Brands, Inc., Class
A 3,171 412,959
Costco Wholesale Corp. 5,577 5,308,691
Dollar General Corp. 4,036 512,774
*Dollar Tree, Inc. 3,456 439,638
Estee Lauder Cos., Inc. (The),
Class A 4,037 338,704
General Mills, Inc. 7,262 259,617
Hershey Co. (The) 1,816 317,891
Kenvue , Inc. 31,102 598,402

73
Dimensional US Large Cap Core Equity Market ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
Keurig Dr Pepper, Inc. 13,060 $ 406,427
Kimberly-Clark Corp. 5,345 584,262
Kraft Heinz Co. (The) 16,760 433,246
Kroger Co. (The) 12,379 714,763
Mondelez International, Inc.,
Class A 24,936 1,553,762
*Monster Beverage Corp. 5,853 564,112
PepsiCo, Inc. 20,779 2,899,917
*Performance Food Group Co. 51 5,834
Philip Morris International, Inc. 19,157 3,655,539
Procter & Gamble Co. (The) 33,985 4,910,493
Seaboard Corp. 109 481,045
Sysco Corp. 7,641 651,319
Target Corp. 9,229 1,333,498
Tyson Foods, Inc., Class A 4,494 260,472
*US Foods Holding Corp. 2,654 266,966
Walmart, Inc. 61,280 6,814,336
TOTAL CONSUMER STAPLES 42,047,440
ENERGY — (2.3%)
Baker Hughes Co., Class A 10,040 607,320
Cheniere Energy, Inc. 3,066 808,106
Chevron Corp. 22,815 4,490,676
ConocoPhillips 20,270 2,442,130
Devon Energy Corp. 52,750 2,380,607
Diamondback Energy, Inc. 4,604 934,382
DT Midstream, Inc. 755 104,190
EOG Resources, Inc. 11,370 1,690,605
EQT Corp. 12,169 648,486
Expand Energy Corp. 4,445 417,963
ExxonMobil Holdings Corp. 51,233 7,963,658
Halliburton Co. 10,494 338,432
HF Sinclair Corp. 41 3,750
Kinder Morgan, Inc. 32,205 1,036,357
Magnolia Oil & Gas Corp., Class
A 244 6,273
Marathon Petroleum Corp. 3,971 1,256,702
Occidental Petroleum Corp. 16,296 930,013
ONEOK, Inc. 10,290 934,435
Permian Resources Corp., Class
A 13,830 294,717
Phillips 66 7,676 1,624,856
SLB, Ltd. 28,056 1,391,297
Targa Resources Corp. 3,490 943,591
TechnipFMC PLC 6,401 458,696
Texas Pacific Land Corp. 769 309,584
Valero Energy Corp. 3,065 959,038
Viper Energy, Inc., Class A 10,310 459,929
Williams Cos., Inc. (The) 15,941 1,140,419
TOTAL ENERGY 34,576,212
FINANCIALS — (7.6%)
*Affirm Holdings, Inc., Class A 4,220 301,772
Aflac, Inc. 9,523 1,213,992
Allstate Corp. (The) 4,597 1,213,976
American Express Co. 8,698 2,924,702
American International Group,
Inc. 13,056 1,025,940
Ameriprise Financial, Inc. 1,404 766,359
Aon PLC, Class A 3,601 1,298,341
Shares Value
FINANCIALS — (Continued)
Apollo Global Management, Inc. 7,646 $ 960,261
*Arch Capital Group, Ltd. 5,629 565,883
Ares Management Corp., Class
A 1,897 242,987
Arthur J. Gallagher & Co. 3,504 873,968
Bank of America Corp. 89,863 5,567,013
Bank of New York Mellon Corp.
(The) 9,635 1,506,240
*Berkshire Hathaway, Inc., Class
B 24,215 12,386,941
Blackrock, Inc. 1,821 1,985,600
Blackstone, Inc. 4,054 517,899
*Block, Inc., Class A 7,584 616,124
Brown & Brown, Inc. 7,195 506,528
Capital One Financial Corp. 7,333 1,532,670
Cboe Global Markets, Inc. 1,512 469,068
Charles Schwab Corp. (The) 20,459 2,153,105
Chubb, Ltd. 4,279 1,500,560
Cincinnati Financial Corp. 2,043 363,000
Citigroup, Inc. 21,121 2,797,476
Citizens Financial Group, Inc. 6,669 477,834
CME Group, Inc., Class A 3,663 980,915
*Coinbase Global, Inc., Class A 3,010 440,243
Commerce Bancshares, Inc. 1,218 72,191
* Corpay , Inc. 1,175 448,979
East West Bancorp, Inc. 1,665 218,115
Fidelity National Information
Services, Inc. 6,935 310,480
Fifth Third Bancorp 13,818 780,717
First Citizens BancShares , Inc.,
Class A 205 448,263
*Fiserv, Inc. 13,980 754,081
Franklin Resources, Inc. 62 2,099
Global Payments, Inc. 3,741 314,543
Goldman Sachs Group, Inc.
(The) 4,208 4,285,343
Hartford Insurance Group, Inc.
(The) 7,666 1,087,882
Huntington Bancshares, Inc. 21,241 361,947
Interactive Brokers Group, Inc.,
Class A 1,997 175,716
Intercontinental Exchange, Inc. 10,867 1,657,000
JPMorgan Chase & Co. 40,009 14,074,766
KeyCorp 23,150 522,958
KKR & Co., Inc. 6,435 652,702
Loews Corp. 5,270 611,373
LPL Financial Holdings, Inc. 783 276,947
M&T Bank Corp. 1,928 474,847
*Markel Group, Inc. 123 231,528
Marsh & McLennan Cos., Inc. 6,620 1,255,748
Mastercard, Inc., Class A 11,593 6,643,948
MetLife, Inc. 12,787 1,229,214
Moody's Corp. 1,473 704,654
Morgan Stanley 16,847 3,544,946
Morningstar, Inc. 4 770
MSCI, Inc., Class A 999 571,668
Nasdaq, Inc. 5,644 531,608
Northern Trust Corp. 2,377 433,066
PayPal Holdings, Inc. 11,684 668,442

74
Dimensional US Large Cap Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Pinnacle Financial Partners, Inc. 72 $ 7,577
PNC Financial Services Group,
Inc. (The) 4,171 1,042,208
Principal Financial Group, Inc. 2,973 338,030
Progressive Corp. (The) 10,276 2,172,552
Prosperity Bancshares, Inc. 18 1,348
Prudential Financial, Inc. 6,768 826,237
Raymond James Financial, Inc. 6,323 1,112,722
Regions Financial Corp. 19,520 604,144
Reinsurance Group of America,
Inc. 698 165,321
RenaissanceRe Holdings, Ltd. 382 122,232
*Robinhood Markets, Inc., Class
A 9,607 831,582
*Rocket Cos., Inc., Class A 7,589 97,898
S&P Global, Inc. 4,769 1,964,494
*SoFi Technologies, Inc. 27,484 448,264
State Street Corp. 3,908 719,697
* StoneX Group, Inc. 1 38
Synchrony Financial 6,213 470,883
T. Rowe Price Group, Inc. 2,820 315,135
Tradeweb Markets, Inc., Class A 1,031 103,616
Travelers Cos., Inc. (The) 5,051 1,890,892
Truist Financial Corp. 17,740 919,642
Unum Group 6,436 554,204
US Bancorp 16,165 1,018,557
Visa, Inc., Class A 22,891 8,381,082
W. R. Berkley Corp. 4,938 358,203
Wells Fargo & Co. 37,447 3,237,293
Willis Towers Watson PLC 1,574 528,738
TOTAL FINANCIALS 116,768,527
HEALTH CARE — (5.6%)
Abbott Laboratories 24,687 2,609,416
AbbVie, Inc. 21,874 5,489,062
Agilent Technologies, Inc. 5,079 702,781
*Alnylam Pharmaceuticals, Inc. 1,723 354,111
Amgen, Inc. 8,482 3,266,927
*Arrowhead Pharmaceuticals,
Inc. 84 7,111
*Avantor, Inc. 13,735 189,268
Becton Dickinson & Co. 2,297 380,429
*Biogen, Inc. 6,318 1,282,238
*Boston Scientific Corp. 24,355 1,138,109
Bristol-Myers Squibb Co. 39,384 2,572,169
Cardinal Health, Inc. 3,239 745,067
Cencora , Inc. 4,072 1,267,776
*Centene Corp. 23,215 1,444,437
Cigna Group (The) 5,154 1,438,224
CVS Health Corp. 15,824 1,652,500
Danaher Corp. 7,786 1,518,114
*DaVita, Inc. 1 240
*Dexcom, Inc. 5,705 476,082
*Edwards Lifesciences Corp. 5,740 494,042
Elevance Health, Inc. 3,524 1,324,460
Eli Lilly & Co. 11,959 13,738,978
GE HealthCare Technologies,
Inc. 7,325 498,247
Gilead Sciences, Inc. 18,996 2,473,469
Shares Value
HEALTH CARE — (Continued)
*Guardant Health, Inc. 1,343 $ 217,553
HCA Healthcare, Inc. 1,720 692,455
Humana, Inc. 1,709 621,837
*IDEXX Laboratories, Inc. 1,099 614,418
*Illumina, Inc. 1,145 234,839
*Incyte Corp. 4,097 489,673
* Insmed , Inc. 956 94,262
*Intuitive Surgical, Inc. 3,647 1,288,595
*IQVIA Holdings, Inc. 2,686 631,264
Johnson & Johnson 33,326 8,543,120
Labcorp Holdings, Inc. 1,451 448,649
McKesson Corp. 1,199 1,026,572
* Medpace Holdings, Inc. 13 7,502
Medtronic PLC 15,076 1,287,340
Merck & Co., Inc. 35,340 4,601,268
*Mettler-Toledo International, Inc. 380 538,194
*Moderna, Inc. 6,332 347,120
* Natera , Inc. 974 260,798
* Neurocrine Biosciences, Inc. 1,540 256,872
Pfizer, Inc. 81,451 2,037,090
Quest Diagnostics, Inc. 1,527 355,806
Regeneron Pharmaceuticals, Inc. 1,473 1,123,354
ResMed, Inc. 2,093 441,581
*Revolution Medicines, Inc. 1,898 355,932
* Roivant Sciences, Ltd. 10,046 340,660
STERIS PLC 1,172 267,685
Stryker Corp. 4,247 1,383,248
*Tenet Healthcare Corp. 210 53,504
Thermo Fisher Scientific, Inc. 4,869 2,796,267
*United Therapeutics Corp. 720 372,751
UnitedHealth Group, Inc. 9,948 4,122,451
*Veeva Systems, Inc., Class A 2,037 415,100
*Vertex Pharmaceuticals, Inc. 3,124 1,490,460
Viatris , Inc. 54,077 949,592
*Waters Corp. 1,391 524,838
West Pharmaceutical Services,
Inc. 762 259,812
Zimmer Biomet Holdings, Inc. 13 1,221
Zoetis, Inc., Class A 7,125 550,691
TOTAL HEALTH CARE 85,107,631
INDUSTRIALS — (5.6%)
3M Co. 6,726 1,185,659
Acuity, Inc. 1,530 502,437
Allison Transmission Holdings,
Inc. 62 7,101
AMETEK, Inc. 3,347 809,003
*ATI, Inc. 1,833 343,578
Automatic Data Processing, Inc. 6,243 1,663,510
*Axon Enterprise, Inc. 844 445,429
*Bloom Energy Corp., Class A 1,913 393,715
*Boeing Co. (The) 3,560 769,458
Broadridge Financial Solutions,
Inc. 1,229 189,205
*CACI International, Inc., Class A 3 1,493
Carpenter Technology Corp. 643 334,141
Carrier Global Corp. 10,032 620,078
Caterpillar, Inc. 6,049 4,928,786
CH Robinson Worldwide, Inc. 1,180 174,321

75
Dimensional US Large Cap Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Cintas Corp. 3,664 $ 749,764
Comfort Systems USA, Inc. 380 657,282
*Copart, Inc. 12,519 364,553
CSX Corp. 28,793 1,451,167
Cummins, Inc. 2,721 1,725,658
Curtiss-Wright Corp. 380 275,120
Deere & Co. 3,005 1,780,973
Delta Air Lines, Inc. 11,744 1,026,895
Dover Corp. 1,968 402,692
DuPont de Nemours, Inc. 2,137 292,769
Eaton Corp. PLC 4,306 1,787,851
EMCOR Group, Inc. 714 569,365
Emerson Electric Co. 9,643 1,444,714
Equifax, Inc. 3,097 534,604
Expeditors International of
Washington, Inc. 1,531 257,040
Fastenal Co. 18,638 889,219
FedEx Corp. 4,495 1,381,763
*FedEx Freight Holding Co., Inc. 2,138 300,453
Ferguson Enterprises, Inc. 3,079 721,502
Fortive Corp. 3,178 188,169
FTAI Aviation, Ltd. 1,140 234,840
*Gates Industrial Corp., Ltd. 145 4,057
GE Vernova , Inc. 1,761 1,743,901
General Dynamics Corp. 3,401 1,304,011
General Electric Co. 13,410 4,828,539
HEICO Corp. 923 328,920
HEICO Corp., Class A 1,112 286,095
*Honeywell Aerospace, Inc. 4,389 907,382
Honeywell International, Inc. 3,127 760,017
Howmet Aerospace, Inc. 3,979 1,123,113
Hubbell, Inc., Class B 881 416,317
IDEX Corp. 8 1,844
Illinois Tool Works, Inc. 4,698 1,348,091
Ingersoll Rand, Inc. 4,614 384,715
#JB Hunt Transport Services,
Inc. 1,115 303,001
Johnson Controls International
PLC 6,338 929,531
L3Harris Technologies, Inc. 2,666 738,642
Leidos Holdings, Inc. 26 3,006
Lennox International, Inc. 554 230,398
Lockheed Martin Corp. 3,225 1,879,336
Masco Corp. 1,816 129,808
* MasTec , Inc. 1,049 275,992
* Middleby Corp. (The) 639 85,358
* Midera Food Processing, Inc. 639 30,640
*Mobility Global, Inc. 4,552 92,770
* Nextpower , Inc., Class A 10 899
Norfolk Southern Corp. 3,622 1,215,109
Northrop Grumman Corp. 2,316 1,256,384
nVent Electric PLC 2,455 377,653
Old Dominion Freight Line, Inc. 2,280 483,679
Otis Worldwide Corp. 4,462 321,041
PACCAR, Inc. 7,572 1,004,653
Parker-Hannifin Corp. 1,613 1,575,143
Paychex, Inc. 5,787 676,153
Pentair PLC 1,248 81,669
Shares Value
INDUSTRIALS — (Continued)
Quanta Services, Inc. 1,850 $ 1,234,616
*RBC Bearings, Inc. 380 209,498
Republic Services, Inc., Class A 8,599 1,810,519
*Rocket Lab Corp. 5,263 341,832
Rockwell Automation, Inc. 1,641 787,811
Rollins, Inc. 4,361 165,587
RTX Corp. 16,569 3,565,980
* SiteOne Landscape Supply, Inc. 15 1,417
Snap-on, Inc. 2,176 893,052
Southwest Airlines Co. 6,167 277,330
SS&C Technologies Holdings,
Inc. 9,230 711,172
*Sterling Infrastructure, Inc. 380 226,773
Textron, Inc. 72 6,139
Trane Technologies PLC 2,818 1,282,049
TransDigm Group, Inc. 779 977,162
TransUnion 15 1,179
*Uber Technologies, Inc. 22,055 1,551,790
Union Pacific Corp. 8,952 2,615,148
*United Airlines Holdings, Inc. 38,894 4,719,009
United Parcel Service, Inc., Class
B 10,442 1,088,265
United Rentals, Inc. 1,077 1,162,363
Veralto Corp. 3,391 319,330
Verisk Analytics, Inc., Class A 1,795 349,756
Vertiv Holdings Co., Class A 6,170 1,490,487
* Vicor Corp. 1,800 373,266
Waste Management, Inc. 8,118 1,839,133
WESCO International, Inc. 1,308 449,285
Westinghouse Air Brake
Technologies Corp. 1,572 457,232
Woodward, Inc. 1,587 572,510
WW Grainger, Inc. 694 959,261
*XPO, Inc. 1,949 391,691
Xylem, Inc. 3,336 390,212
TOTAL INDUSTRIALS 85,753,028
INFORMATION TECHNOLOGY — (19.8%)
Accenture PLC, Class A 9,751 1,617,886
*Adobe, Inc. 5,270 1,319,661
*Advanced Micro Devices, Inc. 20,082 9,562,044
*Akamai Technologies, Inc. 1,923 221,491
Amphenol Corp., Class A 16,422 2,639,015
Analog Devices, Inc. 8,071 2,965,366
Apple, Inc. 192,065 59,330,799
*Applied Digital Corp. 51 1,397
Applied Materials, Inc. 10,778 5,471,667
*Arista Networks, Inc. 10,593 1,910,448
* Astera Labs, Inc. 1,215 378,144
*Atlassian Corp., Class A 1,660 167,685
*Autodesk, Inc. 4,243 993,711
Broadcom, Inc. 64,114 24,958,298
*Cadence Design Systems, Inc. 2,296 780,686
CDW Corp. 18 2,661
* Ciena Corp. 1,574 593,477
*Cipher Digital, Inc. 92 2,053
Cisco Systems, Inc. 50,118 5,813,187
*Cloudflare, Inc., Class A 1,195 333,381

76
Dimensional US Large Cap Core Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Cognizant Technology Solutions
Corp., Class A 8,197 $ 453,704
*Coherent Corp. 2,694 708,226
* CoreWeave , Inc., Class A 5,991 429,974
Corning, Inc. 7,563 1,045,585
*Credo Technology Group
Holding, Ltd. 2,056 425,571
* Crowdstrike Holdings, Inc.,
Class A 4,969 948,383
*Datadog, Inc., Class A 1,808 484,490
Dell Technologies, Inc., Class C 3,791 1,536,758
*Enphase Energy, Inc. 38 1,427
Entegris , Inc. 2,290 272,625
* Everpure , Inc., Class A 3,283 253,349
*F5, Inc. 758 305,148
*Fair Isaac Corp. 387 434,589
*First Solar, Inc. 1,768 373,101
*Flex, Ltd. 5,612 638,365
*Fortinet, Inc. 9,002 1,457,874
*Gartner, Inc. 9 1,359
GLOBALFOUNDRIES, Inc. 1,786 89,282
Hewlett Packard Enterprise Co. 52,167 2,498,799
HP, Inc. 13,478 367,545
*Hut 8 Corp., Class U 25 2,691
*Intel Corp. 52,709 4,754,352
InterDigital , Inc. 1,460 445,045
International Business Machines
Corp. 14,159 3,166,660
Intuit, Inc. 4,956 1,566,443
Jabil, Inc. 1,775 559,214
*Keysight Technologies, Inc. 3,527 1,125,395
KLA Corp. 19,478 3,560,968
Lam Research Corp. 14,918 4,371,272
*Lattice Semiconductor Corp. 1,423 176,836
* Lumentum Holdings, Inc. 383 273,439
*MACOM Technology Solutions
Holdings, Inc. 682 171,482
Marvell Technology, Inc. 6,140 1,151,618
Microchip Technology, Inc. 6,016 446,929
Micron Technology, Inc. 10,303 8,479,678
Microsoft Corp. 95,154 44,219,967
MKS, Inc. 981 291,798
*MongoDB, Inc., Class A 1,080 364,478
Monolithic Power Systems, Inc. 551 785,743
Motorola Solutions, Inc. 2,492 1,085,889
NetApp, Inc. 3,224 575,484
NVIDIA Corp. 305,981 61,425,686
NXP Semiconductors NV 4,321 990,200
*Okta, Inc., Class A 2,067 293,369
*ON Semiconductor Corp. 5,971 487,293
Oracle Corp. 23,083 2,997,789
*Palantir Technologies, Inc.,
Class A 17,345 2,134,476
*Palo Alto Networks, Inc. 6,974 2,314,182
Qnity Electronics, Inc. 2,728 357,859
QUALCOMM, Inc. 18,669 2,755,731
Roper Technologies, Inc. 1,533 600,890
Salesforce, Inc. 9,998 1,839,832
*Samsara, Inc., Class A 3,060 114,046
Shares Value
INFORMATION TECHNOLOGY — (Continued)
* Sandisk Corp. 838 $ 1,018,028
Seagate Technology Holdings
PLC 3,259 2,790,128
*ServiceNow, Inc. 7,276 809,310
*SiTime Corp. 71 37,999
*Snowflake, Inc., Class A 1,615 473,647
*Super Micro Computer, Inc. 1,762 50,041
*Synopsys, Inc. 5,128 1,993,561
TD SYNNEX Corp. 1,154 295,078
TE Connectivity PLC 5,026 1,033,798
*Teledyne Technologies, Inc. 462 302,873
Teradyne, Inc. 2,132 783,915
Texas Instruments, Inc. 12,175 3,357,135
*TTM Technologies, Inc. 3 346
*Twilio, Inc., Class A 2,243 442,656
*Tyler Technologies, Inc. 313 96,905
VeriSign, Inc. 948 274,939
Western Digital Corp. 3,815 2,078,565
*Workday, Inc., Class A 2,768 443,821
*Zebra Technologies Corp. 703 206,556
*Zoom Communications, Inc.,
Class A 4,420 424,629
*Zscaler, Inc. 1,549 234,209
TOTAL INFORMATION
TECHNOLOGY 302,824,084
MATERIALS — (1.2%)
Air Products and Chemicals, Inc. 2,935 865,502
Amcor PLC 4,929 221,214
CF Industries Holdings, Inc. 1,895 237,235
Coeur Mining, Inc. 359 5,353
Corteva, Inc. 9,561 752,546
CRH PLC 11,826 1,123,588
Crown Holdings, Inc. 930 109,600
Dow, Inc. 8,084 244,864
Ecolab, Inc. 4,763 1,322,352
Element Solutions, Inc. 26,365 968,386
Freeport-McMoRan, Inc. 13,087 819,639
International Flavors &
Fragrances, Inc. 4,084 323,534
International Paper Co. 6,506 265,640
Linde PLC 6,609 3,161,613
LyondellBasell Industries NV,
Class A 3,545 220,074
Martin Marietta Materials, Inc. 849 445,844
Newmont Corp. 19,783 1,853,865
Nucor Corp. 3,710 954,546
Packaging Corp. of America 1,339 329,180
PPG Industries, Inc. 3,730 412,240
Reliance, Inc. 625 253,812
Sherwin-Williams Co. (The) 4,683 1,596,201
Smurfit Westrock PLC 8,247 379,115
Solstice Advanced Materials, Inc. 21 1,264
Southern Copper Corp. 1,169 213,588
Steel Dynamics, Inc. 3,151 791,720
Vulcan Materials Co. 3,999 1,074,011
TOTAL MATERIALS 18,946,526
REAL ESTATE — (0.2%)
American Tower Corp. 3,760 651,834

77
Dimensional US Large Cap Core Equity Market ETF
continued
Shares Value
REAL ESTATE — (Continued)
*CBRE Group, Inc., Class A 5,940 $ 872,051
Equinix, Inc. 698 711,458
*Jones Lang LaSalle, Inc. 329 116,805
* Opendoor Technologies, Inc. 1,095 4,128
Prologis, Inc. 2,448 354,005
TOTAL REAL ESTATE 2,710,281
UTILITIES — (1.2%)
Alliant Energy Corp. 3,583 253,605
Ameren Corp. 3,390 371,578
American Electric Power Co.,
Inc. 7,938 1,014,873
American Water Works Co., Inc. 2,784 373,529
Atmos Energy Corp. 2,288 395,321
CenterPoint Energy, Inc. 9,128 383,741
CMS Energy Corp. 3,156 227,201
Consolidated Edison, Inc. 4,839 526,725
Constellation Energy Corp. 2,316 608,529
Dominion Energy, Inc. 12,300 850,791
DTE Energy Co. 3,006 426,461
Duke Energy Corp. 8,054 1,010,213
Edison International 5,279 387,320
Entergy Corp. 6,599 710,184
Evergy , Inc. 3,211 266,545
Eversource Energy 5,260 376,564
Exelon Corp. 14,099 646,016
FirstEnergy Corp. 7,972 385,127
NextEra Energy, Inc. 25,825 2,244,709
NiSource, Inc. 6,901 306,612
NRG Energy, Inc. 3,599 483,310
* Oklo , Inc., Class A 13 505
PG&E Corp. 20,938 363,903
PPL Corp. 10,525 370,585
Public Service Enterprise Group,
Inc. 5,932 454,866
Sempra 9,049 801,289
Shares Value
UTILITIES — (Continued)
Southern Co. (The) 12,043 $ 1,138,545
Vistra Corp. 5,470 810,599
WEC Energy Group, Inc. 5,970 653,237
Xcel Energy, Inc. 8,635 675,257
TOTAL UTILITIES 17,517,740
TOTAL COMMON STOCKS 883,109,988
EXCHANGE-TRADED FUNDS — (27.1%)
iShares Russell Mid-Cap Growth
ETF 12,736 1,745,341
iShares Russell Mid-Cap Value
ETF 433,565 72,440,040
iShares Russell Top 200 Growth
ETF 735,384 203,245,430
iShares Russell Top 200 Value
ETF 1,241,234 136,821,224
TOTAL EXCHANGE-TRADED
FUNDS 414,252,035
AFFILIATED INVESTMENT COMPANIES — (15.1%)
DOMESTIC — (15.1%)
Dimensional U.S. Core Equity
2 ETF 2,396,988 106,641,996
Dimensional US Marketwide
Value ETF 2,221,850 123,512,642
TOTAL DOMESTIC 230,154,638
TOTAL INVESTMENT IN
AFFILIATED INVESTMENT
COMPANIES 230,154,638
TOTAL INVESTMENT SECURITIES — (100.0%)
(Cost $1,522,710,200) 1,527,516,661
SECURITIES LENDING COLLATERAL — (0.0%)
@§The DFA Short Term
Investment Fund 23,753 274,750
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,522,984,950) $ 1,527,791,411
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ETF Exchange-Traded Fund
PLC Public Limited Company
SA Special Assessment

78
Dimensional US Large Cap Core Equity Market ETF
continued
As of July 31, 2026 , Dimensional US Large Cap Core Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 46 09/18/26 $ 17,175,503 $ 17,294,275 $118,772
Total Futures Contracts ............................
$17,175,503 $17,294,275 $118,772
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 87,784,392 $ — $ — $ 87,784,392
Consumer Discretionary .......... 89,074,127 — — 89,074,127
Consumer Staples .............. 42,047,440 — — 42,047,440
Energy ....................... 34,576,212 — — 34,576,212
Financials ..................... 116,768,527 — — 116,768,527
Health Care ................... 85,107,631 — — 85,107,631
Industrials ..................... 85,753,028 — — 85,753,028
Information Technology .......... 302,824,084 — — 302,824,084
Materials ..................... 18,946,526 — — 18,946,526
Real Estate .................... 2,710,281 — — 2,710,281
Utilities ....................... 17,517,740 — — 17,517,740
Exchange-Traded Funds ........... 414,252,035 — — 414,252,035
Affiliated Investment Companies ..... 230,154,638 — — 230,154,638
Securities Lending Collateral ........ — 274,750 — 274,750
Total Investments .................
$1,527,516,661 $274,750 $— $1,527,791,411
Financial Instruments
Assets
Futures Contracts** ............... 118,772 — — 118,772
Total Other Financial Instruments ....
$118,772 $– $– $118,772
** Valued at the unrealized appreciation (depreciation) on the investment.

79
Dimensional US Vector Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (6.7%)
Alphabet, Inc., Class A 19,854 $ 7,070,605
Alphabet, Inc., Class C 16,951 6,045,574
*AMC Global Media, Inc., Class
A 2,178 24,394
*Anterix, Inc. 751 69,858
*AppLovin Corp., Class A 940 372,146
Array Digital Infrastructure, Inc. 834 29,057
AT&T, Inc. 71,439 1,660,957
ATN International, Inc. 1,201 28,596
*Bandwidth, Inc., Class A 20 783
*Boston Omaha Corp., Class A 1,012 14,350
*Bumble, Inc., Class A 5,756 16,405
*Cable One, Inc. 23 920
#*Cargurus, Inc., Class A 2,159 78,242
*Cars.com, Inc. 1,800 21,330
#*Charter Communications, Inc.,
Class A 2,171 314,752
Cinemark Holdings, Inc. 5,382 196,927
Comcast Corp., Class A 42,184 1,010,729
*DoubleVerify Holdings, Inc. 11,993 134,921
*E.W. Scripps Co. (The), Class A 3,092 8,689
*EchoStar Corp., Class A 2,318 194,921
Entravision Communications
Corp., Class A 5,115 57,390
*EverQuote, Inc., Class A 1,163 29,331
#*Firy, Inc., Class A 1,674 15,869
Fox Corp., Class A 4,113 239,500
Fox Corp., Class B 2,932 152,288
Gray Media, Inc. 3,973 16,051
#*Grindr, Inc. 1,354 23,478
*Ibotta, Inc., Class A 297 7,128
IDT Corp., Class B 736 48,473
*IMAX Corp. 2,046 97,881
Iridium Communications, Inc. 5,102 241,529
John Wiley & Sons, Inc., Class A 2,883 150,493
*Liberty Broadband Corp., Class
C 6,742 229,498
*Liberty Capital Corp. 1,465 33,944
#*Liberty Capital Corp., Class A 25 591
*Liberty Global, Ltd., Class A 7,534 79,936
*Liberty Global, Ltd., Class C 6,650 68,894
*Liberty Latin America, Ltd.,
Class A 3,246 26,455
*Liberty Latin America, Ltd.,
Class C 7,329 59,145
*Liberty Media Corp.-Liberty
Formula One 184 16,525
*Liberty Media Corp.-Liberty
Formula One, Class C 5,126 503,014
#*Live Nation Entertainment, Inc. 1,984 345,474
*Lumen Technologies, Inc. 8,280 52,826
*Madison Square Garden
Entertainment Corp., Class A 1,214 93,794
*Magnite, Inc. 11,396 219,943
Shares Value
COMMUNICATION SERVICES — (Continued)
Marcus Corp. (The) 712 $ 20,719
Match Group, Inc. 793 31,252
Meta Platforms, Inc., Class A 17,937 9,985,707
*MNTN, Inc., Class A 1,334 12,299
*Netflix, Inc. 14,996 1,075,363
New York Times Co. (The),
Class A 4,126 308,996
News Corp., Class A 7,297 201,105
#News Corp., Class B 1,374 42,965
#Nexstar Media Group, Inc.,
Class A 1,696 323,139
*Nextdoor Holdings, Inc. 10,236 22,724
Omnicom Group, Inc. 6,520 513,124
#Paramount Skydance Corp.,
Class B 26,256 208,998
*Pinterest, Inc., Class A 3,640 87,396
*PubMatic, Inc., Class A 1,394 17,564
*QuinStreet, Inc. 3,287 50,948
#*Reservoir Media, Inc. 16 164
Saga Communications, Inc.,
Class A 4 36
#Scholastic Corp. 1,405 57,113
#Shenandoah
Telecommunications Co. 2,643 31,690
Shutterstock, Inc. 110 594
Sinclair, Inc. 2,140 29,404
#Sirius XM Holdings, Inc. 10,922 323,510
#*Sphere Entertainment Co. 1,403 200,980
Spok Holdings, Inc. 896 9,766
#*Stagwell, Inc., Class A 11,141 94,141
Telephone and Data Systems,
Inc. 5,118 171,862
T-Mobile US, Inc. 3,806 657,334
*Trade Desk, Inc. (The), Class A 10,673 192,541
#*TripAdvisor, Inc. 9,382 132,896
*USA TODAY Co., Inc. 7,236 62,881
Verizon Communications, Inc. 38,758 1,814,262
Versant Media Group, Inc. 5,523 198,773
Walt Disney Co. (The) 3,963 381,201
*Warner Bros Discovery, Inc. 12,702 334,063
Warner Music Group Corp.,
Class A 1,620 42,055
*Yelp, Inc., Class A 4,396 116,186
#*Ziff Davis, Inc. 2,539 134,770
#*ZoomInfo Technologies, Inc.,
Class A 20,724 68,389
TOTAL COMMUNICATION
SERVICES 38,060,516
CONSUMER DISCRETIONARY — (10.5%)
*1stdibs.com, Inc. 1,970 8,333
*Abercrombie & Fitch Co. 2,800 278,712
Academy Sports & Outdoors, Inc. 5,496 260,785
#Acushnet Holdings Corp. 1,731 175,298
*Adient PLC 13,132 276,297

80
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
ADT, Inc. 25,791 $ 197,043
#Advance Auto Parts, Inc. 3,432 190,613
*Airbnb, Inc., Class A 1,089 165,005
*Amazon.com, Inc. 53,311 14,478,201
American Eagle Outfitters, Inc. 13,852 237,977
*American Outdoor Brands, Inc. 12 148
*American Public Education, Inc. 723 35,073
*Aptiv PLC 3,030 171,104
Aramark 6,782 386,371
#Arhaus, Inc., Class A 6,642 49,217
Arko Corp. 1,591 12,712
*Asbury Automotive Group, Inc. 1,172 271,552
Autoliv, Inc. 3,529 434,667
*AutoNation, Inc. 1,830 388,692
*AutoZone, Inc. 9 27,146
Barnes & Noble Education, Inc. 8 100
Bassett Furniture Industries, Inc. 12 228
*Beazer Homes USA, Inc. 1,018 32,678
#*Bed Bath & Beyond, Inc. 5,060 25,553
Best Buy Co., Inc. 5,970 514,972
#*Biglari Holdings, Inc., Class A 18 35,722
#*Biglari Holdings, Inc., Class B 83 32,992
#*Birkenstock Holding PLC 6,281 243,200
*BJ's Restaurants, Inc. 966 65,311
Bloomin' Brands, Inc. 7,275 63,001
Booking Holdings, Inc. 125 24,112
*Boot Barn Holdings, Inc. 1,070 159,419
BorgWarner, Inc. 6,593 420,238
*Bright Horizons Family
Solutions, Inc. 1,547 115,313
Brightstar Lottery PLC 2,315 23,243
*Brinker International, Inc. 1,553 331,876
Brunswick Corp. 1,231 97,249
Buckle, Inc. (The) 3,743 163,831
#Build-A-Bear Workshop, Inc.,
Class A 557 18,893
*Burlington Stores, Inc. 1,380 508,502
Caleres, Inc. 1,736 22,290
*Callaway Golf Co 10,300 190,138
Camping World Holdings, Inc.,
Class A 2,391 14,800
*Capri Holdings, Ltd. 4,640 73,915
*CarMax, Inc. 5,226 299,241
Carnival Corp., Ltd. 35,487 986,893
Carriage Services, Inc., Class A 616 24,868
Carter's, Inc. 3,301 127,320
#*Carvana Co., Class A 520 32,427
*Cato Corp. (The), Class A 6,500 22,230
*Cavco Industries, Inc. 352 192,555
Century Communities, Inc. 2,176 146,140
*Champion Homes, Inc. 4,142 329,745
#Cheesecake Factory, Inc. (The) 2,507 254,260
*Chewy, Inc., Class A 4,219 95,349
*Chipotle Mexican Grill, Inc.,
Class A 15,676 583,461
#Choice Hotels International, Inc. 477 53,181
Churchill Downs, Inc. 393 33,130
*Citi Trends, Inc. 12 800
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Clarus Corp. 3,172 $ 10,182
#Columbia Sportswear Co. 2,434 144,531
*Coursera, Inc. 13,234 70,273
*Covista, Inc. 1,783 222,608
#Cracker Barrel Old Country
Store, Inc. 2,000 112,780
#Cricut, Inc., Class A 20 94
*Crocs, Inc. 665 85,127
D.R. Horton, Inc. 3,461 495,131
Dana, Inc. 9,734 262,137
Darden Restaurants, Inc. 2,776 565,138
*Dauch Corp. 341 1,927
*Deckers Outdoor Corp. 3,657 354,290
#Designer Brands, Inc., Class A 1,500 9,060
#Dick's Sporting Goods, Inc. 1,801 352,834
#Dillard's, Inc., Class A 279 164,147
*Dorman Products, Inc. 1,455 193,748
*DraftKings, Inc. 7,589 178,190
#*Driven Brands Holdings, Inc. 5,289 75,474
eBay, Inc. 6,903 787,011
*El Pollo Loco Holdings, Inc. 1,100 18,106
*Envela Corp. 622 13,485
Escalade, Inc. 12 238
Ethan Allen Interiors, Inc. 1,415 31,696
*Etsy, Inc. 4 327
Expedia Group, Inc. 1,715 505,479
*Figs, Inc., Class A 88 942
*First Watch Restaurant Group,
Inc. 3,718 47,776
*Five Below, Inc. 1,891 410,593
Flexsteel Industries, Inc. 8 592
#*Floor & Decor Holdings, Inc.,
Class A 4,730 272,306
*Flutter Entertainment PLC,
Class DI 3,182 332,424
Ford Motor Co. 81,004 1,189,139
*Fossil Group, Inc. 4,638 22,958
*Fox Factory Holding Corp. 1,147 20,646
*Frontdoor, Inc. 1,451 105,386
*Funko, Inc., Class A 6,100 35,563
#*GameStop Corp., Class A 17,930 389,440
Gap, Inc. (The) 16,363 328,733
Garmin, Ltd. 1,328 390,140
Garrett Motion, Inc. 1,750 54,513
General Motors Co. 18,933 1,682,386
*Genesco, Inc. 12 459
Gentex Corp. 8,016 187,254
*Gentherm, Inc. 517 20,980
Genuine Parts Co. 2,556 317,890
#*GigaCloud Technology, Inc.,
Class A 1,081 47,283
G-III Apparel Group, Ltd. 3,065 111,597
*Global Business Travel Group I 2,842 26,828
Gold.com, Inc., Class A 1,790 74,034
*Goodyear Tire & Rubber Co.
(The) 19,643 136,519
Graham Holdings Co., Class B 91 109,522
*Grand Canyon Education, Inc. 1,423 206,819
*Green Brick Partners, Inc. 751 53,118

81
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Group 1 Automotive, Inc. 497 $ 142,525
#*Groupon, Inc., Class A 161 4,440
Hamilton Beach Brands Holding
Co., Class A 700 16,093
#Harley-Davidson, Inc. 8,276 203,093
Hasbro, Inc. 1,201 112,822
Haverty Furniture Cos., Inc. 20 493
*Helen of Troy, Ltd. 1,221 33,736
*Hilton Grand Vacations, Inc. 4,203 193,926
Hilton Worldwide Holdings, Inc. 308 98,711
*Holley, Inc. 6,582 17,574
Home Depot, Inc. (The) 7,741 2,569,702
Hooker Furnishings Corp. 1,400 19,558
*Hovnanian Enterprises, Inc.,
Class A 164 20,320
Installed Building Products, Inc. 636 141,790
#J Jill, Inc. 53 966
JAKKS Pacific, Inc. 8 211
Johnson Outdoors, Inc., Class A 277 12,994
KB Home 619 34,026
#Kohl's Corp. 7,238 138,535
Kontoor Brands, Inc. 2,867 240,083
*Krispy Kreme, Inc. 2,880 9,158
*Kura Sushi USA, Inc., Class A 545 25,108
*Lands' End, Inc. 1,606 19,304
Las Vegas Sands Corp. 6,794 332,159
*Latham Group, Inc. 3,384 18,138
*Laureate Education, Inc., Class
A 5,650 216,451
La-Z-Boy, Inc. 3,972 156,417
LCI Industries 1,675 171,453
Lear Corp. 1,883 245,995
*Legacy Education, Inc. 979 11,542
*Legacy Housing Corp. 810 21,271
Leggett & Platt, Inc. 16,264 159,387
Lennar Corp., Class A 3,982 327,918
#Lennar Corp., Class B 216 17,431
Levi Strauss & Co., Class A 1,790 43,891
*LGI Homes, Inc. 1,644 89,713
*Life Time Group Holdings, Inc. 10,566 476,527
#Lifetime Brands, Inc. 2,600 21,762
*Lincoln Educational Services
Corp. 393 16,435
Lithia Motors, Inc., Class A 821 316,430
LKQ Corp. 8,205 184,202
#*Lovesac Co. (The) 12 193
Lowe's Cos., Inc. 400 83,124
*Lululemon Athletica, Inc. 2,998 356,372
Macy's, Inc. 12,927 320,848
*Malibu Boats, Inc., Class A 698 19,244
*MarineMax, Inc. 704 24,267
Marriott Vacations Worldwide
Corp. 2,018 196,775
*MasterCraft Boat Holdings, Inc. 520 12,438
*Mattel, Inc. 16,811 253,678
#Matthews International Corp.,
Class A 930 25,808
McDonald's Corp. 427 115,563
*MGM Resorts International 399 17,783
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Mohawk Industries, Inc. 1,901 $ 234,013
Monro, Inc. 1,622 19,869
*Motorcar Parts of America, Inc. 8 107
Movado Group, Inc. 512 19,548
Murphy USA, Inc. 596 362,225
*National Vision Holdings, Inc. 8,015 176,651
Newell Brands, Inc. 33,457 187,359
NIKE, Inc., Class B 9,312 388,404
#*Norwegian Cruise Line
Holdings, Ltd. 19,792 366,746
*NVR, Inc. 47 288,911
#*Ollie's Bargain Outlet Holdings,
Inc. 3,305 242,818
OneSpaWorld Holdings, Ltd. 3,023 77,872
*OneWater Marine, Inc., Class A 2,000 24,500
Oxford Industries, Inc. 765 29,009
#Patrick Industries, Inc. 2,580 212,979
*Penn Entertainment, Inc. 4,629 95,033
#Penske Automotive Group, Inc. 2,090 454,178
Perdoceo Education Corp. 2,060 65,529
*Petco Health & Wellness Co.,
Inc., Class A 3,860 10,769
Phinia, Inc. 1,564 115,095
Polaris, Inc. 3,251 218,077
#Pool Corp. 1,450 269,280
PulteGroup, Inc. 4,084 516,503
*Pursuit Attractions and
Hospitality, Inc. 963 48,660
PVH Corp. 2,445 211,884
#*QuantumScape Corp., Class A 13,101 68,387
Ralph Lauren Corp., Class A 646 245,700
*Revolve Group, Inc., Class A 1,952 49,015
*RH 201 33,270
#*Rivian Automotive, Inc., Class
A 10,465 159,277
Rocky Brands, Inc. 884 43,175
Ross Stores, Inc. 5,291 1,328,411
Royal Caribbean Cruises, Ltd. 4,056 1,291,025
*Sally Beauty Holdings, Inc. 4,576 68,503
#*Savers Value Village, Inc. 3,734 38,311
#*Serve Robotics, Inc. 2,456 11,740
#Service Corp. International 5,414 466,633
*Shake Shack, Inc., Class A 2,503 157,063
#*SharkNinja, Inc. 2,636 426,426
Shoe Station Group, Inc. 582 8,846
Signet Jewelers, Ltd. 1,894 175,953
*Six Flags Entertainment Corp. 5,196 90,047
Smith & Wesson Brands, Inc. 1,298 18,886
#Somnigroup International, Inc. 3,745 244,661
#Sonic Automotive, Inc., Class A 598 54,765
*Sonos, Inc. 5,984 87,725
Standard Motor Products, Inc. 765 29,246
Starbucks Corp. 518 54,520
Steven Madden, Ltd. 2,472 113,910
*Stitch Fix, Inc., Class A 8,300 33,366
*Stoneridge, Inc. 263 1,817
Strategic Education, Inc. 1,704 139,728
*Strattec Security Corp. 280 24,609
*Stride, Inc. 2,244 180,171

82
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Sturm Ruger & Co., Inc. 556 $ 20,667
Superior Group of Cos., Inc. 1,058 12,537
*Sweetgreen, Inc., Class A 5,846 37,707
Tapestry, Inc. 2,952 449,796
*Target Hospitality Corp. 251 3,815
Texas Roadhouse, Inc., Class A 1,218 250,226
#Thor Industries, Inc. 2,816 211,116
TJX Cos., Inc. (The) 6,238 981,487
Toll Brothers, Inc. 1,920 280,109
Tractor Supply Co. 13,606 418,657
*Traeger, Inc. 203 13,022
Travel + Leisure Co. 20 1,520
*Ulta Beauty, Inc. 829 425,136
#*Under Armour, Inc., Class A 13,417 89,223
*Under Armour, Inc., Class C 14,030 91,055
*Unifi, Inc. 5,900 37,760
*Universal Technical Institute,
Inc. 2,989 117,498
Upbound Group, Inc. 2,813 54,544
*Urban Outfitters, Inc. 2,898 214,974
#Vail Resorts, Inc. 1,201 179,405
*Valvoline, Inc. 3,418 131,285
*Vera Bradley, Inc. 2,700 9,207
*Versigent PLC 1,133 46,850
VF Corp. 13,337 190,986
*Victoria's Secret & Co. 2,193 194,475
Visteon Corp. 1,952 204,062
#Wendy's Co. (The) 1,217 8,957
Weyco Group, Inc. 12 468
#Whirlpool Corp. 4,616 173,100
Williams-Sonoma, Inc. 2,077 474,927
#Winmark Corp. 4 1,334
Winnebago Industries, Inc. 1,734 52,506
Wolverine World Wide, Inc. 3,733 73,465
Wyndham Hotels & Resorts, Inc. 1,763 131,978
Wynn Resorts, Ltd. 4 397
#*XPEL, Inc. 895 39,711
*YETI Holdings, Inc. 3,935 192,579
Yum! Brands, Inc. 427 65,451
*Zumiez, Inc. 1,509 29,682
TOTAL CONSUMER
DISCRETIONARY 60,135,237
CONSUMER STAPLES — (5.0%)
Albertsons Cos., Inc., Class A 21,166 245,102
#Alico, Inc. 8 302
Altria Group, Inc. 12 820
Andersons, Inc. (The) 2,439 172,632
Archer-Daniels-Midland Co. 3,602 285,531
#B&G Foods, Inc. 1,916 6,764
*BJ's Wholesale Club Holdings,
Inc. 5,318 519,994
*Boston Beer Co., Inc. (The),
Class A 484 88,669
#*Bridgford Foods Corp. 8 50
Brown-Forman Corp., Class A 454 13,266
#Brown-Forman Corp., Class B 6,357 182,637
Bunge Global SA 4,281 454,771
Cal-Maine Foods, Inc. 3,111 273,084
Shares Value
CONSUMER STAPLES — (Continued)
#Campbell's Company (The) 9,630 $ 211,667
Casey's General Stores, Inc. 450 391,950
*Central Garden & Pet Co. 400 17,220
*Central Garden & Pet Co., Class
A 2,001 75,858
*Chefs' Warehouse, Inc. (The) 2,287 263,805
Church & Dwight Co., Inc. 4,853 479,525
#Clorox Co. (The) 591 56,458
Coca-Cola Co. (The) 17,531 1,535,540
Coca-Cola Consolidated, Inc. 1,296 243,518
Colgate-Palmolive Co. 10,367 946,507
Conagra Brands, Inc. 13,916 201,921
Constellation Brands, Inc., Class
A 3,845 500,734
Costco Wholesale Corp. 1,147 1,091,818
*Coty, Inc., Class A 54,291 149,300
*Darling Ingredients, Inc. 5,638 341,888
Del Monte Corp. 1,465 43,525
Dole PLC 6,805 96,223
Dollar General Corp. 5,534 703,095
*Dollar Tree, Inc. 4,706 598,650
Edgewell Personal Care Co. 2,295 62,401
#*elf Beauty, Inc. 1,151 95,406
Energizer Holdings, Inc. 2,741 57,479
Estee Lauder Cos., Inc. (The),
Class A 3,857 323,602
#Flowers Foods, Inc. 13,687 96,083
*Freshpet, Inc. 4,412 262,691
General Mills, Inc. 11,887 424,960
#*Grocery Outlet Holding Corp. 4,769 43,827
*Herbalife, Ltd. 665 8,259
Hershey Co. (The) 1,904 333,295
*Honest Co., Inc. (The) 5,836 21,301
Hormel Foods Corp. 8,451 211,360
Ingles Markets, Inc., Class A 373 33,574
#Ingredion, Inc. 2,305 229,255
Interparfums, Inc. 1,162 144,727
J&J Snack Foods Corp. 1,816 138,924
J.M. Smucker Co. (The) 3,562 424,804
John B. Sanfilippo & Son, Inc. 212 17,545
Kenvue, Inc. 16,512 317,691
Keurig Dr Pepper, Inc. 8,425 262,186
#Kimberly-Clark Corp. 5,770 630,719
#Kraft Heinz Co. (The) 11,201 289,546
Kroger Co. (The) 17,184 992,204
Lamb Weston Holdings, Inc. 3,865 203,106
*Lifeway Foods, Inc. 434 12,925
Limoneira Co. 1,437 18,638
*Maplebear, Inc. 8,002 356,889
Marzetti Co. (The) 1,818 194,290
McCormick & Co., Inc. 3,617 184,105
McCormick & Co., Inc. 175 8,916
*Medifast, Inc. 2,012 19,778
*Mission Produce, Inc. 3,559 44,879
#Molson Coors Beverage Co.,
Class B 7,037 292,458
Mondelez International, Inc.,
Class A 17,140 1,067,993
*Monster Beverage Corp. 615 59,274

83
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
National Beverage Corp. 2,910 $ 92,072
Natural Grocers by Vitamin
Cottage, Inc. 955 30,617
*Nature's Sunshine Products,
Inc. 24 484
Oil-Dri Corp. of America 404 40,081
PepsiCo, Inc. 9,433 1,316,470
*Performance Food Group Co. 2,770 316,860
Philip Morris International, Inc. 566 108,004
#Pilgrim's Pride Corp. 4,476 122,463
#*Post Holdings, Inc. 2,554 233,461
PriceSmart, Inc. 1,059 205,351
#Primo Brands Corp., Class A 9,907 224,889
Procter & Gamble Co. (The) 14,675 2,120,391
Reynolds Consumer Products,
Inc. 6,233 155,451
Seaboard Corp. 31 136,811
*Seneca Foods Corp., Class A 258 42,696
*Seneca Foods Corp., Class B 10 1,649
*Simply Good Foods Co. (The) 4,025 40,975
Smithfield Foods, Inc. 2,248 58,538
*Sprouts Farmers Market, Inc. 2,759 240,475
Sysco Corp. 8,517 725,989
Target Corp. 9,959 1,438,976
#Tootsie Roll Industries, Inc. 754 29,421
Turning Point Brands, Inc. 711 53,048
Tyson Foods, Inc., Class A 4,624 268,007
*United Natural Foods, Inc. 4,314 219,281
Universal Corp. 1,088 57,327
*US Foods Holding Corp. 4,882 491,080
Utz Brands, Inc. 4,328 61,111
Village Super Market, Inc., Class
A 12 527
Walmart, Inc. 16,253 1,807,334
WD-40 Co. 388 88,130
Weis Markets, Inc. 813 62,642
TOTAL CONSUMER STAPLES 28,868,525
ENERGY — (6.2%)
*Amplify Energy Corp. 5,381 21,040
Antero Midstream Corp. 14,652 321,904
*Antero Resources Corp. 15,419 557,243
APA Corp. 14,796 552,187
Archrock, Inc. 8,182 292,588
Ardmore Shipping Corp. 1,739 30,241
Atlas Energy Solutions, Inc.,
Class A 7,054 76,113
Baker Hughes Co., Class A 14,341 867,487
*BKV Corp. 1,298 31,749
*Borr Drilling, Ltd. 7,146 28,798
Bristow Group, Inc. 1,111 50,350
Cactus, Inc., Class A 2,891 187,944
California Resources Corp. 5,024 264,363
*Centrus Energy Corp., Class A 45 7,962
Cheniere Energy, Inc. 3,262 859,765
Chevron Corp. 7,836 1,542,360
Chord Energy Corp. 2,277 319,645
*Clean Energy Fuels Corp. 7,088 13,751
*CNX Resources Corp. 8,216 294,133
Shares Value
ENERGY — (Continued)
#*Comstock Resources, Inc. 7,343 $ 97,368
ConocoPhillips 8,877 1,069,501
Core Laboratories, Inc. 1,018 10,831
Core Natural Resources, Inc. 2,384 190,339
Crescent Energy Co., Class A 20,651 236,867
CVR Energy, Inc. 4,419 157,405
Delek US Holdings, Inc. 1,145 77,711
Devon Energy Corp. 19,431 876,921
DHT Holdings, Inc. 13,787 256,025
Diamondback Energy, Inc. 4,340 880,803
#Diversified Energy Co. 993 13,366
*DMC Global, Inc. 3,200 21,568
Dorian LPG, Ltd. 2,492 118,171
DT Midstream, Inc. 1,714 236,532
Energy Services of America
Corp. 851 12,237
EOG Resources, Inc. 10,814 1,607,934
Epsilon Energy, Ltd. 16 90
EQT Corp. 7,956 423,975
Evolution Petroleum Corp. 28 103
Expand Energy Corp. 6,237 586,465
*Expro, Ltd. 6,387 101,873
ExxonMobil Holdings Corp. 17,557 2,729,060
#Flowco Holdings, Inc., Class A 1,042 21,309
*Forum Energy Technologies,
Inc. 185 11,594
FutureFuel Corp. 5,200 25,740
#*Geospace Technologies Corp. 936 6,842
#*Gran Tierra Energy, Inc. 1,700 12,733
Granite Ridge Resources, Inc. 6,693 31,792
*Green Plains, Inc. 3,285 55,352
*Gulfport Energy Corp. 681 109,893
Halliburton Co. 12,136 391,386
*Helix Energy Solutions Group,
Inc. 7,854 74,692
Helmerich & Payne, Inc. 5,708 197,326
HF Sinclair Corp. 5,275 482,504
*Innovex International, Inc. 1,578 44,310
International Seaways, Inc. 3,181 305,949
Kinder Morgan, Inc. 17,878 575,314
Kinetik Holdings, Inc., Class A 202 10,215
Kodiak Gas Services, Inc. 3,761 220,808
*Kosmos Energy, Ltd. 35,264 94,860
Liberty Energy, Inc., Class A 11,592 216,886
Magnolia Oil & Gas Corp., Class
A 10,682 274,634
*Mammoth Energy Services, Inc. 3,300 8,745
Marathon Petroleum Corp. 4,429 1,401,646
Matador Resources Co. 6,179 308,270
Murphy Oil Corp. 8,056 320,145
*Nabors Industries, Ltd. 1,082 92,695
NACCO Industries, Inc., Class A 8 379
*National Energy Services
Reunited Corp. 10,672 287,717
Natural Gas Services Group, Inc. 312 11,432
Noble Corp. PLC 6,218 263,643
Nordic American Tankers, Ltd. 9,870 64,451
Northern Oil & Gas, Inc. 6,854 144,962
NOV, Inc. 15,261 296,521

84
Dimensional US Vector Equity ETF
continued
Shares Value
ENERGY — (Continued)
Occidental Petroleum Corp. 18,364 $ 1,048,033
*Oceaneering International, Inc. 4,607 224,729
*Oil States International, Inc. 2,735 22,181
ONEOK, Inc. 9,712 881,947
Ovintiv, Inc. 7,146 446,339
*Par Pacific Holdings, Inc. 1,269 109,172
Patterson-UTI Energy, Inc. 21,772 228,171
PBF Energy, Inc., Class A 5,055 365,375
Peabody Energy Corp. 9,711 207,038
Permian Resources Corp., Class
A 17,892 381,279
Phillips 66 5,888 1,246,372
*PrimeEnergy Resources Corp. 76 13,992
*ProFrac Holding Corp., Class A 2,900 11,716
*ProPetro Holding Corp. 6,856 76,102
Range Resources Corp. 10,717 430,180
Ranger Energy Services, Inc.,
Class A 745 11,957
*REX American Resources Corp. 1,282 55,177
Riley Exploration Permian, Inc. 362 12,406
RPC, Inc. 10,019 56,207
#*Sable Offshore Corp. 7,020 37,136
SandRidge Energy, Inc. 1,904 26,504
Scorpio Tankers, Inc. 2,529 196,908
*Seadrill, Ltd. 4,508 202,139
Select Water Solutions, Inc.,
Class A 11,152 206,535
SFL Corp., Ltd., Class B 7,075 87,306
SLB, Ltd. 23,472 1,163,976
SM Energy Co. 8,479 275,737
Smart Sand, Inc. 4 17
Solaris Energy Infrastructure,
Inc., Class A 152 7,814
*Stabilis Solutions, Inc. 4 19
Sunococorp LLC 2,700 206,388
*Talos Energy, Inc. 11,831 179,595
Targa Resources Corp. 3,861 1,043,899
TechnipFMC PLC 7,979 571,775
Teekay Corp., Ltd. 3,463 40,344
Teekay Tankers, Ltd., Class A 2,458 195,091
*TETRA Technologies, Inc. 5,688 43,798
#Texas Pacific Land Corp. 1,033 415,865
#*Tidewater, Inc. 2,851 213,996
*Transocean, Ltd. 43,303 230,372
*Uranium Energy Corp. 833 7,997
VAALCO Energy, Inc. 634 3,379
*Valaris, Ltd. 2,617 207,240
Valero Energy Corp. 3,477 1,087,953
Venture Global, Inc., Class A 4,228 56,571
Viper Energy, Inc., Class A 362 16,149
#Vitesse Energy, Inc. 960 14,976
Weatherford International PLC 3,205 281,367
Williams Cos., Inc. (The) 4,640 331,946
World Kinect Corp. 4,637 184,831
TOTAL ENERGY 35,755,509
FINANCIALS — (17.5%)
1st Source Corp. 1,359 121,957
*Acacia Research Corp. 2,945 13,046
Shares Value
FINANCIALS — (Continued)
Acadian Asset Management, Inc. 1,100 $ 95,139
ACNB Corp. 8 516
Affiliated Managers Group, Inc. 1,222 448,144
*Affinity Bancshares, Inc. 697 16,031
*Affirm Holdings, Inc., Class A 674 48,198
Aflac, Inc. 5,224 665,956
Alerus Financial Corp. 1,236 41,122
Allstate Corp. (The) 6,484 1,712,295
Ally Financial, Inc. 3,467 150,225
#*AlTi Global, Inc. 12 43
Amalgamated Financial Corp. 1,009 49,824
Amerant Bancorp, Inc., Class A 847 25,071
American Coastal Insurance
Corp. 1,293 13,732
American Express Co. 4,138 1,391,402
American Financial Group, Inc. 3,378 478,730
American International Group,
Inc. 5,992 470,851
Ameriprise Financial, Inc. 2,256 1,231,415
Ameris Bancorp 1,794 156,455
AMERISAFE, Inc. 1,200 34,848
AmeriServ Financial, Inc. 12 55
Ames National Corp. 4 122
Aon PLC, Class A 2,243 808,714
Apollo Global Management, Inc. 5,331 669,520
*Arch Capital Group, Ltd. 4,801 482,645
Arrow Financial Corp. 16 637
Arthur J. Gallagher & Co. 2,195 547,477
Artisan Partners Asset
Management, Inc., Class A 2,930 114,973
Associated Banc-Corp 9,292 286,937
Associated Capital Group, Inc.,
Class A 4 134
Assurant, Inc. 1,491 416,272
Assured Guaranty, Ltd. 1,766 146,084
Atlantic Union Bankshares Corp. 3,867 164,077
*Atlanticus Holdings Corp. 432 45,572
Auburn National Bancorp, Inc. 4 105
Axis Capital Holdings, Ltd. 2,330 245,396
*Axos Financial, Inc. 2,022 205,051
#*Bakkt, Inc., Class A 6,291 45,106
*Baldwin Insurance Group, Inc.
(The), Class A 173 4,799
Banc of California, Inc. 11,626 222,638
BancFirst Corp. 1,123 126,697
*Bancorp, Inc. (The) 2,202 147,688
Bank First Corp. 963 147,089
Bank of America Corp. 16,853 1,044,043
#Bank of Hawaii Corp. 3,351 267,745
Bank of Marin Bancorp 4 117
Bank of New York Mellon Corp.
(The) 5,347 835,897
Bank of NT Butterfield & Son,
Ltd. (The) 7,546 462,494
Bank of the James Financial
Group, Inc. 729 19,712
Bank OZK 2,615 134,149
Bank7 Corp. 4 201
BankUnited, Inc. 4,405 205,493

85
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
Bankwell Financial Group, Inc. 4 $ 273
Banner Corp. 2,737 192,712
Bar Harbor Bankshares 518 20,570
BayCom Corp. 8 241
BCB Bancorp, Inc. 2,500 24,975
Beacon Financial Corp. 6,670 210,172
*Berkshire Hathaway, Inc., Class
B 4,526 2,315,230
BGC Group, Inc., Class A 6,190 71,309
Blackrock, Inc. 236 257,332
*Block, Inc., Class A 3,572 290,189
Blue Ridge Bankshares, Inc. 12 42
BOK Financial Corp. 1,768 249,801
*Bowhead Specialty Holdings,
Inc. 1,037 31,722
Bread Financial Holdings, Inc. 3,840 414,989
*Bridgewater Bancshares, Inc. 875 17,920
*Brighthouse Financial, Inc. 2,938 181,892
Brown & Brown, Inc. 5,941 418,246
Burke & Herbert Financial
Services Corp. 535 39,189
Business First Bancshares, Inc. 520 16,546
*BV Financial, Inc. 4 82
Byline Bancorp, Inc. 2,284 89,693
C&F Financial Corp. 4 330
California Bancorp 1,093 23,281
Camden National Corp. 625 36,181
Capital Bancorp, Inc. 687 25,646
Capital City Bank Group, Inc. 434 22,512
Capital One Financial Corp. 3,463 723,802
Capitol Federal Financial, Inc. 3,634 32,125
Carlyle Group, Inc. (The) 4,564 210,035
Carter Bankshares, Inc. 534 18,466
Cass Information Systems, Inc. 322 18,006
Cathay General Bancorp 3,293 208,085
CB Financial Services, Inc. 4 147
Cboe Global Markets, Inc. 1,379 427,807
Central Pacific Financial Corp. 827 32,584
CF Bankshares, Inc. 4 142
Charles Schwab Corp. (The) 5,601 589,449
Chemung Financial Corp. 4 326
ChoiceOne Financial Services,
Inc. 484 16,471
Chubb, Ltd. 1,227 430,284
Cincinnati Financial Corp. 2,122 377,037
Citigroup, Inc. 3,288 435,496
Citizens & Northern Corp. 952 24,171
Citizens Community Bancorp,
Inc. 8 176
Citizens Financial Group, Inc. 5,700 408,405
#*Citizens, Inc., Class A 24 114
City Holding Co. 887 128,713
Civista Bancshares, Inc. 788 22,899
CME Group, Inc., Class A 16 4,285
CNB Financial Corp. 798 28,010
CNO Financial Group, Inc. 556 30,630
#*Coastal Financial Corp. 484 19,839
Cohen & Steers, Inc. 1,362 112,052
*Coinbase Global, Inc., Class A 733 107,209
Shares Value
FINANCIALS — (Continued)
Colony Bankcorp, Inc. 1,100 $ 24,112
Columbia Banking System, Inc. 11,189 349,880
*Columbia Financial, Inc. 8,044 86,952
Commerce Bancshares, Inc. 5,126 303,818
Community Financial System,
Inc. 1,631 105,705
Community Trust Bancorp, Inc. 431 33,812
Community West Bancshares 17 426
ConnectOne Bancorp, Inc. 3,747 123,426
*Consumer Portfolio Services,
Inc. 40 373
Corebridge Financial, Inc. 11,276 351,698
*Corpay, Inc. 1,665 636,213
Crawford & Co., Class A 56 611
Crawford & Co., Class B 832 8,378
#*Credit Acceptance Corp. 209 118,902
Cullen/Frost Bankers, Inc. 2,880 479,059
*Customers Bancorp, Inc. 3,322 261,375
CVB Financial Corp. 9,454 211,486
#*Dave, Inc. 499 185,972
DigitalBridge Group, Inc. 1,122 17,806
Dime Community Bancshares,
Inc. 3,379 137,728
Donegal Group, Inc., Class A 28 553
*Donnelley Financial Solutions,
Inc. 773 36,563
Eagle Bancorp Montana, Inc. 4 94
Eagle Bancorp, Inc. 1,378 38,239
Eagle Financial Services, Inc. 287 11,638
East West Bancorp, Inc. 1,737 227,547
Eastern Bankshares, Inc. 12,378 284,199
*ECB Bancorp, Inc./MD 851 17,488
Employers Holdings, Inc. 1,225 61,924
Enact Holdings, Inc. 2,683 126,960
*Encore Capital Group, Inc. 1,586 149,211
*Enova International, Inc. 1,308 332,415
Enterprise Financial Services
Corp. 4,413 292,626
Equitable Holdings, Inc. 2,308 109,976
Equity Bancshares, Inc., Class A 619 31,371
#Erie Indemnity Co., Class A 1,043 252,448
#Esquire Financial Holdings, Inc. 335 43,289
Essent Group, Ltd. 2,591 170,902
*Euronet Worldwide, Inc. 3,211 229,041
Evercore, Inc., Class A 850 272,476
Everest Group, Ltd. 392 146,667
EVERTEC, Inc. 3,572 108,732
#*EZCORP, Inc., Class A 5,330 158,674
F&G Annuities & Life, Inc. 1,830 52,283
#FactSet Research Systems, Inc. 1,003 263,990
Farmers & Merchants Bancorp,
Inc. 4 133
Farmers National Banc Corp. 44 698
*FB Bancorp, Inc. 1,768 27,324
FB Financial Corp. 4,005 241,822
Federal Agricultural Mortgage
Corp., Class C 726 165,238
Federated Hermes, Inc., Class B 4,606 276,176
Fidelity National Financial, Inc. 3,481 179,585

86
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
Fidelity National Information
Services, Inc. 8,056 $ 360,667
*Fifth District Bancorp, Inc. 782 13,771
Fifth Third Bancorp 9,428 532,682
*Finance Of America Cos, Inc.,
Class A 1,008 22,932
Financial Institutions, Inc. 338 14,013
Finward Bancorp 356 15,828
*Finwise Bancorp 8 110
First American Financial Corp. 3,093 231,944
First Bancorp 13,668 395,415
First Bancorp 3,288 206,717
First Bancorp, Inc. (The) 12 421
First Bank 16 296
First Busey Corp. 7,516 231,944
First Business Financial
Services, Inc. 8 562
First Capital, Inc. 4 253
First Citizens BancShares, Inc.,
Class A 227 496,370
First Commonwealth Financial
Corp. 21,678 466,727
First Community Bankshares,
Inc. 309 14,745
First Community Corp. 4 137
First Financial Bancorp 6,835 231,228
First Financial Bankshares, Inc. 4,914 172,678
First Financial Corp. 340 27,387
First Hawaiian, Inc. 7,442 206,813
First Horizon Corp. 13,355 342,422
First Internet Bancorp 689 20,298
First Interstate BancSystem, Inc.,
Class A 6,066 230,629
First Merchants Corp. 4,971 214,449
First Mid Bancshares, Inc. 479 24,951
First National Corp. 4 127
*First Northwest Bancorp 4 46
First United Corp. 8 353
#First US Bancshares, Inc. 4 66
*First Western Financial, Inc. 8 249
#FirstCash Holdings, Inc. 1,810 369,258
#*Firstsun Capital Bancorp 820 31,718
*Fiserv, Inc. 9,964 537,458
Five Star Bancorp 468 22,085
Flagstar Bank NA 12,294 174,821
*Flywire Corp. 9,393 150,382
FNB Corp. 10,534 199,093
#Franklin Financial Services
Corp. 4 253
Franklin Resources, Inc. 6,791 229,943
FS Bancorp, Inc. 8 343
Fulton Financial Corp. 13,244 322,227
FVCBankcorp, Inc. 8 149
*Galaxy Digital, Inc., Class A 4,506 94,671
GCM Grosvenor, Inc., Class A 907 11,319
*Genworth Financial, Inc., Class
A 20,760 204,071
German American Bancorp, Inc. 587 29,867
Glacier Bancorp, Inc. 3,637 179,268
Shares Value
FINANCIALS — (Continued)
Global Payments, Inc. 4,613 $ 387,861
Globe Life, Inc. 1,986 361,948
Goldman Sachs Group, Inc.
(The) 1,250 1,272,975
Great Southern Bancorp, Inc. 96 7,710
*Green Dot Corp., Class A 2,290 30,022
Greene County Bancorp, Inc. 518 17,332
*Greenlight Capital Re, Ltd.,
Class A 1,232 20,513
HA Sustainable Infrastructure
Capital, Inc. 3,881 146,973
Hamilton Insurance Group, Ltd.,
Class B 1,750 62,930
Hamilton Lane, Inc., Class A 1,708 151,858
#Hancock Whitney Corp. 3,641 280,357
Hanmi Financial Corp. 769 24,516
Hanover Bancorp, Inc. 523 13,726
Hanover Insurance Group, Inc.
(The) 998 232,165
*Happen, Inc. 12,257 234,599
Hartford Insurance Group, Inc.
(The) 6,441 914,042
Hawthorn Bancshares, Inc. 8 312
HBT Financial, Inc. 8 287
HCI Group, Inc. 1,101 192,686
Hennessy Advisors, Inc. 4 39
Heritage Financial Corp. 2,454 72,957
*Heritage Insurance Holdings,
Inc. 1,520 44,642
#Hingham Institution For Savings
(The) 105 29,944
*Hippo Holdings, Inc. 591 18,587
Home Bancorp, Inc. 8 571
Home BancShares, Inc. 5,814 180,641
HomeTrust Bancshares, Inc. 540 27,643
Hope Bancorp, Inc. 10,041 140,674
Horace Mann Educators Corp. 3,371 175,663
Horizon Bancorp, Inc. 3,392 69,366
Houlihan Lokey, Inc., Class A 1,183 148,455
Huntington Bancshares, Inc. 27,675 471,582
Independent Bank Corp. 1,945 163,049
Independent Bank Corp. 420 16,044
Intercontinental Exchange, Inc. 8,800 1,341,824
International Bancshares Corp. 2,295 175,659
Invesco, Ltd. 19,781 585,518
Investar Holding Corp. 4 120
Investors Title Co. 78 22,565
Jack Henry & Associates, Inc. 2,469 380,325
Jackson Financial, Inc., Class A 3,951 483,128
James River Group Holdings,
Inc. 1,892 8,495
Jefferies Financial Group, Inc. 8,799 480,425
JPMorgan Chase & Co. 11,706 4,118,054
Kearny Financial Corp. 44 422
Kemper Corp. 4,413 125,241
KeyCorp 19,818 447,689
Kingstone Cos., Inc. 1,426 28,477
#Kinsale Capital Group, Inc. 608 216,703
KKR & Co., Inc. 136 13,794

87
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
Lake Shore Bancorp, Inc. 5 $ 86
Lakeland Financial Corp. 1,822 114,148
Landmark Bancorp, Inc. 4 125
Lazard, Inc., Class A 5,282 223,851
LCNB Corp. 4 79
*LendingTree, Inc. 530 16,886
Lincoln National Corp. 6,541 298,335
Live Oak Bancshares, Inc. 3,575 153,010
Loews Corp. 3,577 414,968
LPL Financial Holdings, Inc. 1,782 630,293
M&T Bank Corp. 843 207,622
Magyar Bancorp, Inc. 4 76
MainStreet Bancshares, Inc. 4 92
*Markel Group, Inc. 157 295,527
#MarketAxess Holdings, Inc. 1,224 198,655
*Marqeta, Inc., Class A 8,203 142,404
Marsh & McLennan Cos., Inc. 5,202 986,767
Mastercard, Inc., Class A 4,185 2,398,423
Mechanics Bancorp 826 13,869
Mercantile Bank Corp. 780 46,862
Merchants Bancorp 1,173 64,726
Mercury General Corp. 2,063 220,989
Meridian Corp. 4 79
MetLife, Inc. 13,004 1,250,075
Metrocity Bankshares, Inc. 637 22,537
Metropolitan Bank Holding Corp. 1,002 92,665
MGIC Investment Corp. 6,030 181,141
Mid Penn Bancorp, Inc. 517 19,822
Midland States Bancorp, Inc. 1,016 34,209
Moelis & Co., Class A 1,942 130,269
Moody's Corp. 2,768 1,324,156
Morgan Stanley 4,562 959,936
Morningstar, Inc. 1,213 233,587
MSCI, Inc., Class A 97 55,507
MVB Financial Corp. 12 368
Nasdaq, Inc. 4,366 411,234
National Bank Holdings Corp.,
Class A 7,611 328,719
National Bankshares, Inc. 4 162
#NB Bancorp, Inc. 1,068 24,575
NBT Bancorp, Inc. 4,213 221,814
*NCR Atleos Corp. 2,227 104,736
Nelnet, Inc., Class A 794 107,881
*NerdWallet, Inc., Class A 406 3,654
*NI Holdings, Inc. 12 182
Nicolet Bankshares, Inc. 1,265 216,214
*NMI Holdings, Inc., Class A 6,377 282,501
Northeast Bank 1,027 127,523
Northeast Community Bancorp,
Inc. 595 15,887
Northern Trust Corp. 2,684 488,998
Northpointe Bancshares, Inc. 925 16,188
Northrim BanCorp, Inc. 484 12,831
Northwest Bancshares, Inc. 25,335 398,773
Norwood Financial Corp. 4 136
Oak Valley Bancorp 471 15,953
OceanFirst Financial Corp. 5,294 102,227
*Octave Specialty Group, Inc. 1,164 6,286
Shares Value
FINANCIALS — (Continued)
OFG Bancorp 3,504 $ 185,221
Ohio Valley Banc Corp. 4 168
Old National Bancorp 17,503 466,280
Old Republic International Corp. 9,769 422,118
Old Second Bancorp, Inc. 2,200 55,638
OneMain Holdings, Inc., Class A 6,097 381,550
*Onity Group, Inc. 564 20,676
#OP Bancorp 12 187
*Oportun Financial Corp. 16 89
Oppenheimer Holdings, Inc.,
Class A 369 39,350
*OptimumBank Holdings, Inc. 1,844 14,014
Orange County Bancorp, Inc. 436 16,677
Origin Bancorp, Inc. 1,243 68,029
Orrstown Financial Services, Inc. 895 38,243
*Oscar Health, Inc., Class A 472 14,736
*Palomar Holdings, Inc. 1,126 150,648
Park National Corp. 522 108,654
Parke Bancorp, Inc. 792 27,047
Pathfinder Bancorp, Inc. 4 64
#Pathward Financial, Inc. 1,778 156,891
*Paymentus Holdings, Inc., Class
A 1,171 39,931
*Payoneer Global, Inc. 22,780 163,333
PayPal Holdings, Inc. 15,148 866,617
*Paysign, Inc. 3,019 27,050
PCB Bancorp 8 223
Peapack-Gladstone Financial
Corp. 706 32,462
Pelagos Insurance Capital, Ltd. 5,145 130,117
PennyMac Financial Services,
Inc. 3,295 248,476
Peoples Bancorp of North
Carolina, Inc. 4 172
Peoples Bancorp, Inc. 1,383 57,616
Peoples Financial Services Corp. 312 21,952
Pinnacle Financial Partners, Inc. 2,927 308,008
*Pioneer Bancorp, Inc. 12 207
#Piper Sandler Cos. 1,025 77,695
Plumas Bancorp 183 11,220
PNC Financial Services Group,
Inc. (The) 761 190,151
*Ponce Financial Group, Inc. 1,340 27,041
Popular, Inc. 2,564 449,238
*PRA Group, Inc. 4,221 73,319
Preferred Bank/Los Angeles CA 469 48,982
Primerica, Inc. 1,380 441,545
Primis Financial Corp. 1,420 22,748
Princeton Bancorp, Inc. 4 165
Principal Financial Group, Inc. 3,704 421,145
*Priority Technology Holdings,
Inc. 4 26
PROG Holdings, Inc. 3,467 152,617
Progressive Corp. (The) 3,518 743,776
Prosperity Bancshares, Inc. 4,164 311,759
Provident Financial Holdings, Inc. 8 142
Provident Financial Services, Inc. 10,150 250,502
Prudential Financial, Inc. 3,521 429,844
QCR Holdings, Inc. 1,401 144,233

88
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
Radian Group, Inc. 5,716 $ 222,867
Raymond James Financial, Inc. 2,488 437,838
RBB Bancorp 651 17,167
Red River Bancshares, Inc. 383 38,511
Regional Management Corp. 332 10,714
Regions Financial Corp. 16,293 504,268
Reinsurance Group of America,
Inc. 632 149,689
RenaissanceRe Holdings, Ltd. 791 253,104
Renasant Corp. 5,573 242,816
*Repay Holdings Corp., Class A 1,155 4,620
Republic Bancorp, Inc., Class A 624 62,113
*Rhinebeck Bancorp, Inc. 1,447 17,361
Richmond Mutual Bancorp, Inc. 12 188
Riverview Bancorp, Inc. 16 85
RLI Corp. 2,612 159,959
*Robinhood Markets, Inc., Class
A 449 38,865
*Rocket Cos., Inc., Class A 5,156 66,512
*Root, Inc., Class A 177 9,585
Runway Growth Finance Corp. 1 5
#Ryan Specialty Holdings, Inc.,
Class A 1,542 68,095
S&P Global, Inc. 865 356,319
S&T Bancorp, Inc. 2,783 145,133
Safety Insurance Group, Inc. 731 75,578
SB Financial Group, Inc. 8 210
Seacoast Banking Corp. of
Florida 2,020 70,175
*Security National Financial
Corp., Class A 17 159
SEI Investments Co. 3,791 390,397
Selective Insurance Group, Inc. 1,626 154,129
ServisFirst Bancshares, Inc. 2,035 182,133
#*Shift4 Payments, Inc., Class A 4,656 246,768
Shore Bancshares, Inc. 1,314 32,193
Sierra Bancorp 594 24,211
Silvercrest Asset Management
Group, Inc., Class A 8 82
Simmons First National Corp.,
Class A 8,705 205,351
*SiriusPoint, Ltd. 10,868 257,028
*Skyward Specialty Insurance
Group, Inc. 3,203 192,020
#SLM Corp. 14,908 387,533
SmartFinancial, Inc. 341 17,868
*SoFi Technologies, Inc. 21,657 353,226
Sound Financial Bancorp, Inc. 4 189
South Plains Financial, Inc. 301 13,497
*Southern First Bancshares, Inc. 526 32,822
Southern Missouri Bancorp, Inc. 514 39,789
Southside Bancshares, Inc. 981 31,892
SOUTHSTATE BANK Corp. 4,446 467,230
SR Bancorp, Inc. 1,155 22,580
State Street Corp. 1,951 359,296
*<Sterling Bancorp, Inc. 36 –
Stewart Information Services
Corp. 2,345 158,499
Stifel Financial Corp. 6,694 555,000
Shares Value
FINANCIALS — (Continued)
Stock Yards Bancorp, Inc. 2,328 $ 198,113
*StoneX Group, Inc. 4,257 325,958
*Summit State Bank 1,021 12,650
Synchrony Financial 8,624 653,613
T. Rowe Price Group, Inc. 4,260 476,055
Texas Capital Bancshares, Inc. 2,930 289,630
#TFS Financial Corp. 2,093 38,532
*Third Coast Bancshares, Inc. 460 20,166
Timberland Bancorp, Inc. 349 15,646
Tiptree, Inc. 949 16,864
Tompkins Financial Corp. 209 20,867
Towne Bank/Portsmouth VA 3,498 132,609
Tradeweb Markets, Inc., Class A 449 45,124
Travelers Cos., Inc. (The) 5,626 2,106,149
TriCo Bancshares 1,548 89,072
*Triumph Financial, Inc. 1,836 139,407
Truist Financial Corp. 10,968 568,581
*Trupanion, Inc. 922 22,580
TrustCo Bank Corp. 627 35,726
Trustmark Corp. 4,721 224,011
UMB Financial Corp. 3,408 496,648
Union Bankshares, Inc. 4 92
United Bancorp, Inc. 4 61
United Bankshares, Inc. 3,907 189,294
United Community Banks, Inc. 7,852 278,275
United Fire Group, Inc. 416 21,366
Unity Bancorp, Inc. 295 17,373
Universal Insurance Holdings,
Inc. 829 36,236
Univest Financial Corp. 1,103 48,797
Unum Group 1,820 156,720
US Bancorp 6,439 405,721
USCB Financial Holdings, Inc. 12 264
#UWM Holdings Corp. 10,380 18,892
Valley National Bancorp 19,144 273,568
*Velocity Financial, Inc. 762 13,365
Victory Capital Holdings, Inc.,
Class A 3,376 334,325
Virginia National Bankshares
Corp. 4 183
Virtu Financial, Inc., Class A 3,760 220,825
Virtus Investment Partners, Inc. 475 75,691
Visa, Inc., Class A 10,983 4,021,206
Voya Financial, Inc. 3,258 323,943
W. R. Berkley Corp. 6,901 500,599
WaFd, Inc. 5,950 218,780
Walker & Dunlop, Inc. 1,487 73,889
Washington Trust Bancorp, Inc. 363 14,150
Waterstone Financial, Inc. 665 13,646
Webster Financial Corp. 4,557 351,892
Wells Fargo & Co. 13,390 1,157,566
WesBanco, Inc. 6,566 271,701
#West Bancorp, Inc. 825 23,141
Westamerica Bancorp 2,166 130,285
Western Alliance Bancorp 4,019 323,489
Western New England Bancorp,
Inc. 16 207
#Western Union Co. (The) 22,072 140,378

89
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
Westwood Holdings Group, Inc. 12 $ 230
*WEX, Inc. 1,441 269,409
#White Mountains Insurance
Group, Ltd. 76 159,427
Willis Towers Watson PLC 1,505 505,560
Wintrust Financial Corp. 2,692 429,482
#WisdomTree, Inc. 9,074 175,763
*World Acceptance Corp. 431 77,498
WSFS Financial Corp. 3,956 317,271
Zions Bancorp NA 6,887 480,024
TOTAL FINANCIALS 99,995,221
HEALTH CARE — (9.1%)
*10X Genomics, Inc., Class A 440 20,799
*4D Molecular Therapeutics, Inc. 1,918 19,525
Abbott Laboratories 5,529 584,415
AbbVie, Inc. 5,034 1,263,232
*Absci Corp. 24 187
*Acadia Healthcare Co., Inc. 7,092 210,065
*ACADIA Pharmaceuticals, Inc. 5,018 129,816
*Aclaris Therapeutics, Inc. 404 2,101
Acme United Corp. 4 227
*Acumen Pharmaceuticals, Inc. 4,079 8,770
*AdaptHealth Corp., Class A 8,167 88,204
*Addus HomeCare Corp. 1,245 143,773
*ADMA Biologics, Inc. 11,553 97,738
Agilent Technologies, Inc. 2,800 387,436
*Agios Pharmaceuticals, Inc. 5,807 174,326
*Align Technology, Inc. 1,211 204,853
*Alkermes PLC 2,055 100,674
*Alnylam Pharmaceuticals, Inc. 222 45,625
*ALX Oncology Holdings, Inc. 1,343 2,605
Amgen, Inc. 4,375 1,685,075
*AMN Healthcare Services, Inc. 4,620 155,371
*Amneal Pharmaceuticals, Inc. 2,723 49,885
#*Amphastar Pharmaceuticals,
Inc. 1,457 29,053
*Amylyx Pharmaceuticals, Inc. 8 162
*AngioDynamics, Inc. 1,917 28,352
*ANI Pharmaceuticals, Inc. 1,726 136,768
*Anika Therapeutics, Inc. 800 15,424
*Artivion, Inc. 1,400 37,562
*Arvinas, Inc. 2,431 19,521
*Astrana Health, Inc. 3,190 113,436
#*Atea Pharmaceuticals, Inc. 20 94
*AtriCure, Inc. 1,092 41,234
*Aura Biosciences, Inc. 3,128 21,927
*Avalo Therapeutics, Inc. 140 2,555
*Avantor, Inc. 11,452 157,809
*Aveanna Healthcare Holdings,
Inc. 8,761 82,266
#*Azenta, Inc. 2,453 69,003
Baxter International, Inc. 17,072 446,604
*Beam Therapeutics, Inc. 7,456 190,277
Becton Dickinson & Co. 2,283 378,110
#*BioAge Labs, Inc. 642 5,804
*Biogen, Inc. 1,669 338,724
*BioLife Solutions, Inc. 2,100 65,688
*BioMarin Pharmaceutical, Inc. 5,934 356,159
Shares Value
HEALTH CARE — (Continued)
#*Bio-Rad Laboratories, Inc.,
Class A 355 $ 115,545
*Bioventus, Inc., Class A 2,043 26,906
*Boston Scientific Corp. 13,058 610,200
#*BrightSpring Health Services,
Inc. 1,980 118,226
Bristol-Myers Squibb Co. 31,098 2,031,010
*Brookdale Senior Living, Inc. 2,864 41,814
Bruker Corp. 324 20,360
*Butterfly Network, Inc., Class A 836 5,944
*C4 Therapeutics, Inc. 3,906 13,593
Cardinal Health, Inc. 343 78,900
*CareCloud, Inc. 4,677 11,412
*CareDx, Inc. 710 31,034
*Castle Biosciences, Inc. 1,345 37,660
*Celldex Therapeutics, Inc. 414 15,757
Cencora, Inc. 3,430 1,067,896
*Centene Corp. 5,972 371,578
#*Certara, Inc. 8,183 66,282
#*Charles River Laboratories
International, Inc. 1,302 302,728
Chemed Corp. 367 195,336
Cigna Group (The) 4,094 1,142,431
#*Claritev Corp., Class A 78 1,771
*Collegium Pharmaceutical, Inc. 1,706 60,375
Concentra Group Holdings
Parent, Inc. 5,699 180,373
CONMED Corp. 1,673 77,460
*Contineum Therapeutics, Inc.,
Class A 800 12,392
*Cooper Cos., Inc. (The) 3,837 277,492
*Corbus Pharmaceuticals
Holdings, Inc. 201 1,803
*Corcept Therapeutics, Inc. 80 9,159
*CorVel Corp. 663 39,820
*Coya Therapeutics, Inc. 4,793 20,083
*Crinetics Pharmaceuticals, Inc. 2,604 217,486
*CryoPort, Inc. 2,221 33,515
*Cullinan Therapeutics, Inc. 2,558 42,207
*CVRx, Inc. 4 21
CVS Health Corp. 5,157 538,546
*Cytek Biosciences, Inc. 3,616 15,260
*CytomX Therapeutics, Inc. 1,429 4,430
Danaher Corp. 1,457 284,086
*Denali Therapeutics, Inc. 1,615 37,177
DENTSPLY SIRONA, Inc. 14,590 195,068
*Design Therapeutics, Inc. 154 1,876
*Dexcom, Inc. 7,089 591,577
#*Doximity, Inc., Class A 2,526 52,819
*Dyne Therapeutics, Inc. 3,800 95,684
*Edwards Lifesciences Corp. 1,805 155,356
*Elanco Animal Health, Inc. 11,823 311,773
*Electromed, Inc. 659 26,841
Elevance Health, Inc. 1,719 646,069
Eli Lilly & Co. 4,138 4,753,900
*Emergent BioSolutions, Inc. 2,757 19,906
Encompass Health Corp. 4,083 453,499
*Enliven Therapeutics, Inc. 569 31,187
*Enovis Corp. 3,659 106,660

90
Dimensional US Vector Equity ETF
continued
Shares Value
HEALTH CARE — (Continued)
Ensign Group, Inc. (The) 1,940 $ 345,630
*Entrada Therapeutics, Inc. 2,856 19,392
*Envista Holdings Corp. 8,589 234,566
*Exelixis, Inc. 5,961 316,112
*Fortrea Holdings, Inc. 1,354 25,956
#*Fulgent Genetics, Inc. 24 397
GE HealthCare Technologies,
Inc. 5,037 342,617
Gilead Sciences, Inc. 9,702 1,263,297
*Ginkgo Bioworks Holdings, Inc. 2,967 24,003
*Globus Medical, Inc., Class A 2,717 214,072
*GoodRx Holdings, Inc., Class A 7,533 23,126
#*GRAIL, Inc. 3,825 262,242
*Guardian Pharmacy Services,
Inc., Class A 3,005 118,788
*Haemonetics Corp. 2,112 180,659
*Halozyme Therapeutics, Inc. 2,362 194,959
*Harmony Biosciences Holdings,
Inc. 5,046 177,821
#*Harrow, Inc. 949 36,793
HCA Healthcare, Inc. 99 39,856
*HealthEquity, Inc. 2,226 223,958
HealthStream, Inc. 1,095 30,704
*Henry Schein, Inc. 2,999 257,164
Humana, Inc. 959 348,942
*ICON PLC 1,250 204,456
*ICU Medical, Inc. 1,111 187,215
*Ideaya Biosciences, Inc. 2,603 92,407
*IDEXX Laboratories, Inc. 1,228 686,538
*ImmuCell Corp. 4 45
*Incyte Corp. 4,162 497,442
*InfuSystem Holdings, Inc. 8 73
*Innoviva, Inc. 1,559 32,692
*Inogen, Inc. 2,852 18,395
*Inspire Medical Systems, Inc. 1,706 85,658
*Insulet Corp. 1,128 186,515
*Integer Holdings Corp. 2,090 253,329
*Integra LifeSciences Holdings
Corp. 1,247 20,763
#*Intellia Therapeutics, Inc. 8,404 89,755
*Intuitive Surgical, Inc. 102 36,040
#*Iovance Biotherapeutics, Inc. 45,144 183,736
*IQVIA Holdings, Inc. 2,668 627,033
*Janux Therapeutics, Inc. 1,318 19,994
*Jazz Pharmaceuticals PLC 467 118,086
Johnson & Johnson 8,554 2,192,818
*Keros Therapeutics, Inc. 1,300 13,091
#*Kewaunee Scientific Corp. 4 143
*Kodiak Sciences, Inc. 4 166
*Kymera Therapeutics, Inc. 151 15,613
*Kyverna Therapeutics, Inc. 3,349 24,448
Labcorp Holdings, Inc. 1,900 587,480
#*Lantheus Holdings, Inc. 1,525 151,951
*Larimar Therapeutics, Inc. 4,394 16,785
LeMaitre Vascular, Inc. 553 56,030
*LeonaBio, Inc. 136 960
*Lexeo Therapeutics, Inc. 1,683 6,951
*LifeStance Health Group, Inc. 12,959 135,810
Shares Value
HEALTH CARE — (Continued)
*Ligand Pharmaceuticals, Inc. 54 $ 15,527
*LivaNova PLC 200 16,028
McKesson Corp. 51 43,666
*Medpace Holdings, Inc. 535 308,754
Medtronic PLC 2,811 240,031
Merck & Co., Inc. 19,870 2,587,074
*Merit Medical Systems, Inc. 2,978 253,160
Mesa Laboratories, Inc. 343 34,578
*Mettler-Toledo International, Inc. 17 24,077
*Moderna, Inc. 1,157 63,427
*Molina Healthcare, Inc. 1,409 275,629
*Monte Rosa Therapeutics, Inc. 651 10,755
*Myriad Genetics, Inc. 2,479 7,090
National HealthCare Corp. 381 86,117
*Neogen Corp. 11,106 133,716
*NeoGenomics, Inc. 8,379 128,115
*Neurocrine Biosciences, Inc. 1,484 247,531
*Neurogene, Inc. 400 13,156
*Nkarta, Inc. 3,413 7,133
#*Novavax, Inc. 228 1,669
NRC Health 560 10,926
#*Nutex Health, Inc. 201 29,633
#*Nuvation Bio, Inc. 2,055 13,008
*Ocular Therapeutix, Inc. 4,787 39,110
*Olema Pharmaceuticals, Inc. 1,955 22,385
#*OmniAb, Inc. 8,300 16,434
*Omnicell, Inc. 4,439 157,007
*Option Care Health, Inc. 8,399 193,429
Oramed Pharmaceuticals, Inc. 4 16
*OraSure Technologies, Inc. 7,100 28,755
#*Organogenesis Holdings, Inc.,
Class A 4,647 11,013
Organon & Co. 9,361 126,842
*ORIC Pharmaceuticals, Inc. 3,366 37,262
*Orthofix Medical, Inc. 1,499 17,688
*OrthoPediatrics Corp. 1,728 34,888
*Pacira BioSciences, Inc. 1,277 33,726
*PACS Group, Inc. 2,411 110,930
*Pediatrix Medical Group, Inc. 2,763 73,247
*Pennant Group, Inc. (The) 900 36,288
#Perrigo Co. PLC 5,179 52,360
*Personalis, Inc. 384 4,861
#*Perspective Therapeutics, Inc. 6,000 17,460
Pfizer, Inc. 20,575 514,581
Phibro Animal Health Corp.,
Class A 1,205 43,778
*Praxis Precision Medicines, Inc. 581 178,849
*Prestige Consumer Healthcare,
Inc. 829 41,632
*Procept Biorobotics Corp. 1,936 36,048
*Progyny, Inc. 3,753 116,831
*Protara Therapeutics, Inc. 3,715 14,563
*Prothena Corp. PLC 3,714 30,158
*Puma Biotechnology, Inc. 3,611 28,635
Quest Diagnostics, Inc. 2,092 487,457
*QuidelOrtho Corp. 3,106 52,088
*Rafael Holdings, Inc., Class B 3,410 6,615

91
Dimensional US Vector Equity ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Recursion Pharmaceuticals,
Inc., Class A 55,703 $ 167,109
Regeneron Pharmaceuticals, Inc. 907 691,705
*REGENXBIO, Inc. 1,300 12,597
*Relay Therapeutics, Inc. 3,972 74,793
*Repligen Corp. 1,361 191,915
#ResMed, Inc. 1,186 250,222
#Revvity, Inc. 2,685 302,116
#*Rocket Pharmaceuticals, Inc. 6,600 20,526
*Roivant Sciences, Ltd. 927 31,435
#*Sagimet Biosciences, Inc.,
Class A 2,377 16,900
*Sarepta Therapeutics, Inc. 6,769 100,587
*Seer, Inc., Class A 6,516 14,466
*Sensus Healthcare, Inc. 3,100 9,021
#*Simulations Plus, Inc. 1,215 22,149
#*Solid Biosciences, Inc. 2,475 19,949
*Solventum Corp. 3,908 333,900
*Sotera Health Co. 13,988 249,826
*STAAR Surgical Co. 166 4,044
STERIS PLC 2,140 488,776
*Strata Critical Medical, Inc. 20 100
Stryker Corp. 669 217,893
*Supernus Pharmaceuticals, Inc. 5,328 237,789
#*Surgery Partners, Inc. 1,944 29,938
*Tactile Systems Technology,
Inc. 859 24,198
*Tectonic Therapeutic, Inc. 371 10,399
#*Teladoc Health, Inc. 11,242 75,434
Teleflex, Inc. 1,087 148,604
*Tenet Healthcare Corp. 1,865 475,165
*Theravance Biopharma, Inc. 1,956 32,978
Thermo Fisher Scientific, Inc. 1,153 662,168
*TransMedics Group, Inc. 1,745 133,510
*UFP Technologies, Inc. 290 73,886
*United Therapeutics Corp. 743 384,659
UnitedHealth Group, Inc. 3,193 1,323,179
Universal Health Services, Inc.,
Class B 3,027 509,868
US Physical Therapy, Inc. 597 47,199
Utah Medical Products, Inc. 4 282
*Vanda Pharmaceuticals, Inc. 2,824 14,402
*Varex Imaging Corp. 1,475 16,505
*Vaxcyte, Inc. 2,901 156,886
*Veracyte, Inc. 590 27,329
*Vertex Pharmaceuticals, Inc. 517 246,661
Viatris, Inc. 21,814 383,054
*Vir Biotechnology, Inc. 4,496 38,935
#*Viridian Therapeutics, Inc. 3,037 57,460
*Voyager Therapeutics, Inc. 2,700 8,181
#*Waters Corp. 994 375,046
*WaVe Life Sciences, Ltd. 4,263 23,489
*Waystar Holding Corp. 10,004 211,184
West Pharmaceutical Services,
Inc. 951 324,253
*Xencor, Inc. 3,045 61,539
*Zentalis Pharmaceuticals, Inc. 4,890 23,179
Zimmer Biomet Holdings, Inc. 3,302 310,157
Zoetis, Inc., Class A 5,377 415,588
Shares Value
HEALTH CARE — (Continued)
*Zymeworks, Inc. 130 $ 2,852
TOTAL HEALTH CARE 51,936,710
INDUSTRIALS — (14.0%)
*3D Systems Corp. 10,161 26,825
3M Co. 5,620 990,694
#A.O. Smith Corp. 3,041 182,855
#AAON, Inc. 448 39,899
*AAR Corp. 203 28,428
ABM Industries, Inc. 4,138 198,252
ACCO Brands Corp. 5,700 24,054
Acuity, Inc. 843 276,833
*ACV Auctions, Inc., Class A 8,642 64,729
Advanced Drainage Systems,
Inc. 2,890 400,207
Aebi Schmidt Holding AG 1,054 13,586
AECOM 4,029 291,659
*AerSale Corp. 16 99
#AGCO Corp. 2,483 253,663
Alamo Group, Inc. 813 129,332
*Alaska Air Group, Inc. 4,588 217,701
Albany International Corp., Class
A 1,609 119,887
Alight, Inc., Class A 886 15,044
*Allegiant Travel Co. 1,435 140,745
#Allegion PLC 3,491 549,483
Allient, Inc. 1,579 138,099
Allison Transmission Holdings,
Inc. 2,039 233,547
*Alpha Pro Tech, Ltd. 8 39
*Alta Equipment Group, Inc. 12 79
*Amentum Holdings, Inc. 5,555 123,321
*Ameresco, Inc., Class A 1,689 35,587
*American Airlines Group, Inc. 1,839 28,082
AMETEK, Inc. 1,620 391,570
*API Group Corp. 6,339 251,532
Apogee Enterprises, Inc. 1,217 48,193
Applied Industrial Technologies,
Inc. 865 298,607
#ArcBest Corp. 1,575 227,351
#*Archer Aviation, Inc., Class A 23,657 109,768
Arcosa, Inc. 1,437 208,652
Armstrong World Industries, Inc. 1,258 219,722
Astec Industries, Inc. 501 25,381
#*Astronics Corp. 879 61,082
#*Astronics Corp., Class B 175 12,079
*Asure Software, Inc. 16 129
*ATI, Inc. 332 62,230
Atkore, Inc. 2,270 165,619
Atmus Filtration Technologies,
Inc. 3,383 174,664
Automatic Data Processing, Inc. 2,792 743,956
#*Avis Budget Group, Inc. 269 36,971
AZZ, Inc. 140 20,261
Barrett Business Services, Inc. 645 25,181
*Blue Bird Corp. 1,572 116,941
*BlueLinx Holdings, Inc. 42 2,277
*Boeing Co. (The) 161 34,799
Boise Cascade Co. 3,054 233,265

92
Dimensional US Vector Equity ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Booz Allen Hamilton Holding
Corp., Class A 3,274 $ 228,263
*Bowman Consulting Group, Ltd. 519 13,935
Brady Corp., Class A 1,393 131,318
*BrightView Holdings, Inc. 6,691 87,251
Brink's Co. (The) 1,189 140,837
Broadridge Financial Solutions,
Inc. 2,661 409,661
*Broadwind, Inc. 2,186 8,744
*Builders FirstSource, Inc. 3,682 244,632
BWX Technologies, Inc. 150 25,305
*CACI International, Inc., Class A 485 241,409
Cadre Holdings, Inc. 1,390 42,854
Carlisle Cos., Inc. 645 232,148
Carpenter Technology Corp. 91 47,289
Carrier Global Corp. 7,291 450,657
*Casella Waste Systems, Inc.,
Class A 2,352 210,998
Caterpillar, Inc. 2,388 1,945,766
*CBIZ, Inc. 4,565 251,440
*CECO Environmental Corp. 1,304 85,921
#*Centuri Holdings, Inc. 6,676 185,860
CH Robinson Worldwide, Inc. 2,230 329,438
*Cimpress PLC 23 2,270
Cintas Corp. 4,535 927,997
*Civeo Corp. 4 126
#*Clarivate PLC 26,428 52,327
*Clean Harbors, Inc. 794 248,427
CNH Industrial NV 19,246 197,272
Comfort Systems USA, Inc. 389 672,849
CompX International, Inc. 4 113
#Concentrix Corp. 3,848 94,661
*Concrete Pumping Holdings,
Inc. 28 272
*Construction Partners, Inc.,
Class A 1,558 161,019
Copa Holdings SA, Class A 1,674 236,402
*Copart, Inc. 12,711 370,144
*Core & Main, Inc., Class A 5,678 249,662
*Costamare Bulkers Holdings,
Ltd. 250 4,890
Costamare, Inc. 1,254 19,537
Covenant Logistics Group, Inc.,
Class A 974 34,597
*CPI Aerostructures, Inc. 1,810 9,068
CRA International, Inc. 417 74,656
Crane Co. 1,394 297,563
#CSW Industrials, Inc. 888 283,210
CSX Corp. 28,494 1,436,098
Cummins, Inc. 1,482 939,884
*Custom Truck One Source, Inc. 5,069 51,450
Deere & Co. 1,012 599,782
Delta Air Lines, Inc. 13,539 1,183,850
Deluxe Corp. 1,394 36,063
*Distribution Solutions Group,
Inc. 712 24,614
*DNOW, Inc. 6,343 89,563
Donaldson Co., Inc. 4,164 392,415
Douglas Dynamics, Inc. 966 42,630
Shares Value
INDUSTRIALS — (Continued)
Dover Corp. 1,490 $ 304,884
*Ducommun, Inc. 111 19,871
DuPont de Nemours, Inc. 1,995 273,315
*DXP Enterprises, Inc. 1,024 160,789
*Dycom Industries, Inc. 518 207,754
Eastern Co. (The) 1,000 23,720
Eaton Corp. PLC 612 254,102
EMCOR Group, Inc. 724 577,339
Emerson Electric Co. 4,172 625,049
*Energy Recovery, Inc. 1,500 12,975
Enerpac Tool Group Corp., Class
A 2,273 81,237
EnerSys 1,647 306,424
Ennis, Inc. 1,285 28,013
Enpro, Inc. 49 15,382
*Enviri Corp. 1,053 23,356
Equifax, Inc. 2,077 358,532
Esab Corp. 1,519 131,439
ESCO Technologies, Inc. 48 15,134
Espey Mfg. & Electronics Corp. 4 237
#*Everus Construction Group,
Inc. 1,154 144,746
EVI Industries, Inc. 4 56
*ExlService Holdings, Inc. 6,663 226,076
Expeditors International of
Washington, Inc. 2,951 495,443
Exponent, Inc. 1,954 130,625
Fastenal Co. 13,395 639,075
#Federal Signal Corp. 2,233 279,013
FedEx Corp. 3,729 1,146,295
*FedEx Freight Holding Co., Inc. 751 105,538
Ferguson Enterprises, Inc. 3,392 794,847
*First Advantage Corp. 2,850 56,544
Flowserve Corp. 798 60,640
*Fluor Corp. 4,771 239,361
Fortive Corp. 5,339 316,122
Fortune Brands Innovations, Inc. 3,698 182,163
*Franklin Covey Co. 1,000 21,450
Franklin Electric Co., Inc. 1,129 118,229
*Frontier Group Holdings, Inc. 1,561 10,537
FTAI Aviation, Ltd. 1,488 306,528
*FTI Consulting, Inc. 1,600 255,008
#*FuelCell Energy, Inc. 5,086 109,908
*Gates Industrial Corp., Ltd. 7,252 202,911
GATX Corp. 951 170,105
Genco Shipping & Trading, Ltd. 1,828 46,687
*Gencor Industries, Inc. 12 171
*Generac Holdings, Inc. 140 27,595
General Dynamics Corp. 399 152,985
General Electric Co. 4,929 1,774,785
Genpact, Ltd. 7,456 262,228
*Gibraltar Industries, Inc. 775 32,752
Global Industrial Co. 1,146 40,958
Gorman-Rupp Co. (The) 721 58,538
Graco, Inc. 1,932 153,362
Granite Construction, Inc. 1,117 135,124
Greenbrier Cos., Inc. (The) 1,917 94,412
Griffon Corp. 1,222 105,300

93
Dimensional US Vector Equity ETF
continued
Shares Value
INDUSTRIALS — (Continued)
#*GXO Logistics, Inc. 3,155 $ 158,255
*Hayward Holdings, Inc. 10,227 154,735
*Healthcare Services Group, Inc. 3,599 83,857
Heartland Express, Inc. 1,846 22,577
Helios Technologies, Inc. 1,822 141,952
Herc Holdings, Inc. 1,975 296,527
Hexcel Corp. 1,831 188,501
*Hillman Solutions Corp. 20,228 159,194
HireQuest, Inc. 917 11,848
HNI Corp. 3,536 159,155
*Honeywell Aerospace, Inc. 1,420 293,571
Honeywell International, Inc. 1,770 430,199
Howmet Aerospace, Inc. 1,618 456,697
Hub Group, Inc., Class A 4,366 203,150
Hubbell, Inc., Class B 963 455,066
*Hudson Technologies, Inc. 3,500 21,140
Huntington Ingalls Industries, Inc. 1,361 444,298
*Hurco Cos., Inc. 4 83
*Huron Consulting Group, Inc. 1,200 182,124
Hyster-Yale, Inc. 590 19,724
*IBEX Holdings, Ltd. 300 10,602
ICF International, Inc. 1,116 90,307
IDEX Corp. 1,603 369,411
*IES Holdings, Inc. 640 476,506
Illinois Tool Works, Inc. 5,132 1,472,627
Ingersoll Rand, Inc. 2,180 181,768
*Innodata, Inc. 832 52,275
*Innovative Solutions and
Support, Inc. 16 293
Insteel Industries, Inc. 178 5,456
Interface, Inc., Class A 3,772 129,229
ITT, Inc. 687 134,638
Jacobs Solutions, Inc. 1,512 204,014
JB Hunt Transport Services, Inc. 1,637 444,855
JBT Marel Corp. 1,625 225,014
*JetBlue Airways Corp. 23,998 144,708
Johnson Controls International
PLC 1,085 159,126
Kadant, Inc. 502 154,365
Karat Packaging, Inc. 927 37,302
#KBR, Inc. 5,552 203,259
Kennametal, Inc. 10,890 369,933
Kforce, Inc. 509 28,896
*Kirby Corp. 1,680 220,315
Knight-Swift Transportation
Holdings, Inc., Class A 5,588 388,534
Korn Ferry 2,217 182,393
*Kratos Defense & Security
Solutions, Inc. 1,098 51,167
*L.B. Foster Co., Class A 4 165
L3Harris Technologies, Inc. 1,406 389,546
Landstar System, Inc. 222 38,799
*Legalzoom.com, Inc. 4,836 38,059
Leidos Holdings, Inc. 2,869 331,656
Lennox International, Inc. 668 277,808
#*Limbach Holdings, Inc. 384 27,533
Lincoln Electric Holdings, Inc. 783 204,606
Lindsay Corp. 530 58,735
Shares Value
INDUSTRIALS — (Continued)
*Liquidity Services, Inc. 724 $ 28,222
Lockheed Martin Corp. 1,697 988,910
Louisiana-Pacific Corp. 1,281 92,783
LSI Industries, Inc. 1,032 24,139
Luxfer Holdings PLC 20 341
*Lyft, Inc., Class A 9,423 149,449
*Manitowoc Co., Inc. (The) 44 609
ManpowerGroup, Inc. 3,268 171,309
Marten Transport, Ltd. 2,881 42,610
Masco Corp. 400 28,592
*MasTec, Inc. 83 21,837
*Masterbrand, Inc. 3,286 27,110
*Matrix Service Co. 28 325
Matson, Inc. 971 196,715
Maximus, Inc. 3,911 235,638
*Mayville Engineering Co., Inc. 113 2,901
McGrath RentCorp 2,097 241,470
*Mercury Systems, Inc. 91 8,836
*Middleby Corp. (The) 1,305 174,322
*Midera Food Processing, Inc. 1,305 62,575
Miller Industries, Inc. 278 13,983
MillerKnoll, Inc. 4,607 103,750
*Mistras Group, Inc. 32 487
*Mobility Global, Inc. 758 15,448
*Modine Manufacturing Co. 579 116,414
Moog, Inc., Class A 584 227,672
MSA Safety, Inc. 630 119,870
MSC Industrial Direct Co., Inc.,
Class A 1,137 140,306
Mueller Industries, Inc. 3,964 263,249
Mueller Water Products, Inc.,
Class A 4,092 103,282
*MYR Group, Inc. 395 131,622
National Presto Industries, Inc. 179 21,734
*Nextpower, Inc., Class A 3,204 287,943
NLI Holdings, Inc. 24 138
Nordson Corp. 790 235,246
Norfolk Southern Corp. 2,486 834,003
Northrop Grumman Corp. 1,153 625,479
*NPK International, Inc. 2,528 31,575
#*NuScale Power Corp. 9,020 75,948
nVent Electric PLC 1,058 162,752
*NWPX Infrastructure, Inc. 343 42,216
Old Dominion Freight Line, Inc. 2,008 425,977
Omega Flex, Inc. 700 20,622
*Onterris, Inc. 1,057 22,186
*OPENLANE, Inc. 13,879 551,829
*Optex Systems Holdings, Inc. 793 8,953
*Orion Group Holdings, Inc. 36 352
Oshkosh Corp. 2,383 339,363
Owens Corning 2,540 352,806
PACCAR, Inc. 3,915 519,442
Pangaea Logistics Solutions, Ltd. 40 304
#Park Aerospace Corp. 16 542
Parker-Hannifin Corp. 432 421,861
Park-Ohio Holdings Corp. 300 11,979
*Parsons Corp. 2,744 121,312
Paychex, Inc. 5,626 657,342

94
Dimensional US Vector Equity ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Paycom Software, Inc. 1,444 $ 236,758
*Paylocity Holding Corp. 1,075 148,237
Pentair PLC 4,153 271,772
#*Perma-Fix Environmental
Services, Inc. 2,248 37,317
*Perma-Pipe International
Holdings, Inc. 8 193
*Planet Labs PBC 25,150 515,072
#*Plug Power, Inc. 39,488 81,345
Powell Industries, Inc. 1,809 377,502
*Power Solutions International,
Inc. 862 23,800
Preformed Line Products Co. 22 7,854
Primoris Services Corp. 2,720 229,595
*Proto Labs, Inc. 664 49,833
Quad/Graphics, Inc. 1,656 17,206
Quanex Building Products Corp. 717 12,791
*QXO, Inc. 6,781 90,187
*Radiant Logistics, Inc. 48 396
*RCM Technologies, Inc. 4 113
Regal Rexnord Corp. 1,828 375,160
Republic Services, Inc., Class A 4,969 1,046,223
*Resideo Technologies, Inc. 5,904 202,507
Resources Connection, Inc. 4,700 20,539
#Robert Half, Inc. 8,153 308,183
Rockwell Automation, Inc. 1,234 592,419
Rollins, Inc. 8,661 328,858
RTX Corp. 5,405 1,163,264
Rush Enterprises, Inc., Class A 1,773 141,468
Rush Enterprises, Inc., Class B 808 62,806
#*RXO, Inc. 8,517 172,469
Ryder System, Inc. 1,206 309,243
*Saia, Inc. 824 286,447
Schneider National, Inc., Class B 2,040 72,910
Science Applications
International Corp. 2,393 280,292
Sensata Technologies Holding
PLC 4,265 197,427
*Shoals Technologies Group,
Inc., Class A 10,201 89,157
Simpson Manufacturing Co., Inc. 1,573 295,315
*SiteOne Landscape Supply, Inc. 2,202 207,957
*SkyWest, Inc. 1,833 196,076
Snap-on, Inc. 1,126 462,122
Southwest Airlines Co. 10,322 464,180
*SPX Technologies, Inc. 1,565 343,705
SS&C Technologies Holdings,
Inc. 5,608 432,096
#*StandardAero, Inc. 9,320 273,169
Standex International Corp. 695 206,068
Stanley Black & Decker, Inc. 2,393 226,330
*Sterling Infrastructure, Inc. 711 424,303
*Sunrun, Inc. 16,522 162,081
#TaskUS, Inc., Class A 16 97
*Taylor Devices, Inc. 304 15,604
*Team, Inc. 105 1,827
#Tecnoglass Holdings, Inc. 1,607 69,808
Tennant Co. 1,136 95,458
Terex Corp. 4,275 268,641
Shares Value
INDUSTRIALS — (Continued)
Tetra Tech, Inc. 7,366 $ 244,257
Textron, Inc. 4,355 371,307
#*TIC Solutions, Inc. 5,520 40,351
Timken Co. (The) 2,180 299,859
*Titan International, Inc. 1,488 10,743
*Titan Machinery, Inc. 920 15,631
Toro Co. (The) 2,745 252,183
Trane Technologies PLC 1,093 497,260
*Transcat, Inc. 59 5,037
TransUnion 2,586 203,311
*Trex Co., Inc. 5,459 236,702
TriNet Group, Inc. 721 47,463
Trinity Industries, Inc. 7,135 222,897
*TrueBlue, Inc. 2,204 15,604
Tutor Perini Corp. 267 22,361
*Uber Technologies, Inc. 5,096 358,555
UFP Industries, Inc. 1,802 156,305
*U-Haul Holding Co. 311 22,053
U-Haul Holding Co. 3,851 240,996
UL Solutions, Inc., Class A 651 59,658
*Ultralife Corp. 1,788 9,280
UniFirst Corp. 939 275,108
Union Pacific Corp. 4,212 1,230,452
*United Airlines Holdings, Inc. 7,599 921,987
United Parcel Service, Inc., Class
B 6,320 658,670
United Rentals, Inc. 1,263 1,363,105
Universal Logistics Holdings, Inc. 1,000 13,380
*Upwork, Inc. 12,311 112,769
*V2X, Inc. 2,843 256,552
Valmont Industries, Inc. 507 244,222
Veralto Corp. 4,810 452,958
Verisk Analytics, Inc., Class A 525 102,296
Vertiv Holdings Co., Class A 474 114,504
*Vestis Corp. 8,375 121,103
Virco Mfg. Corp. 2,342 14,169
#*Virgin Galactic Holdings, Inc. 431 1,099
VSE Corp. 84 16,329
Wabash National Corp. 2,100 26,376
Waste Management, Inc. 2,689 609,193
#Watsco, Inc. 424 131,143
Watts Water Technologies, Inc.,
Class A 674 233,062
Werner Enterprises, Inc. 5,882 220,105
WESCO International, Inc. 1,433 492,221
Westinghouse Air Brake
Technologies Corp. 1,050 305,403
*Willdan Group, Inc. 864 59,210
Willis Lease Finance Corp. 1,038 74,041
WillScot Holdings Corp. 7,764 188,510
Woodward, Inc. 82 29,582
Worthington Enterprises, Inc. 699 39,291
WW Grainger, Inc. 580 801,688
*XPO, Inc. 2,642 530,963
Xylem, Inc. 3,009 351,963
Zurn Elkay Water Solutions Corp. 3,824 193,150
TOTAL INDUSTRIALS 80,259,595

95
Dimensional US Vector Equity ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (22.2%)
*8x8, Inc. 6,570 $ 12,483
*908 Devices, Inc. 1,176 9,420
A10 Networks, Inc. 229 6,771
Accenture PLC, Class A 4,286 711,133
*ACI Worldwide, Inc. 3,113 178,468
*ACM Research, Inc., Class A 221 17,342
Adeia, Inc. 6,924 184,524
*Adobe, Inc. 2,152 538,882
*ADTRAN Holdings, Inc. 16 136
*Airgain, Inc. 1,607 9,304
*Akamai Technologies, Inc. 2,407 277,238
*Alarm.com Holdings, Inc. 1,449 79,333
*Alpha & Omega Semiconductor,
Ltd. 969 30,756
Amdocs, Ltd. 4,371 243,552
Amkor Technology, Inc. 4,161 207,509
Amphenol Corp., Class A 5,780 928,846
*Amtech Systems, Inc. 8 123
Analog Devices, Inc. 1,528 561,402
Apple, Inc. 76,806 23,726,141
Applied Materials, Inc. 610 309,679
*Arrow Electronics, Inc. 1,769 383,112
*AstroNova, Inc. 1,267 36,679
*Autodesk, Inc. 2,250 526,950
*Aviat Networks, Inc. 920 18,842
Avnet, Inc. 2,765 245,643
*Axcelis Technologies, Inc. 138 17,992
#Badger Meter, Inc. 942 126,558
Bel Fuse, Inc., Class B 146 39,708
Belden, Inc. 2,188 271,421
Benchmark Electronics, Inc. 2,232 178,047
#Bentley Systems, Inc., Class B 6,066 214,979
*BILL Holdings, Inc. 4,004 180,701
*BK Technologies Corp. 199 15,920
#*BlackLine, Inc. 2,820 88,548
Broadcom, Inc. 10,889 4,238,870
#*C3.ai, Inc., Class A 6,273 57,586
*Calix, Inc. 1,257 45,126
#*CCC Intelligent Solutions
Holdings, Inc. 40,646 247,534
CDW Corp. 2,961 437,665
*Cerence, Inc. 1,942 16,545
*CEVA, Inc. 78 2,547
#*Cipher Digital, Inc. 11,707 261,300
*Cirrus Logic, Inc. 1,007 130,255
Cisco Systems, Inc. 2,532 293,687
#*Cleanspark, Inc. 1,053 14,489
Clear Secure, Inc., Class A 1,842 101,752
*Clearfield, Inc. 483 14,616
Climb Global Solutions, Inc. 1,346 36,086
#*Coda Octopus Group, Inc. 4 41
Cognizant Technology Solutions
Corp., Class A 4,968 274,979
*Coherent Corp. 280 73,609
*Cohu, Inc. 1,623 77,888
*Commvault Systems, Inc. 351 41,348
*Comtech Telecommunications
Corp. 5,800 9,744
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Consensus Cloud Solutions, Inc. 550 $ 20,020
*Corsair Gaming, Inc. 3,675 38,992
#Crane NXT Co. 5,006 260,062
*Crexendo, Inc. 8 55
*CS Disco, Inc. 20 78
CSP, Inc. 4 32
CTS Corp. 1,160 74,379
*CVD Equipment Corp. 8 58
#*Daily Journal Corp. 56 32,878
*Daktronics, Inc. 1,831 36,199
Dell Technologies, Inc., Class C 14 5,675
*Diebold Nixdorf, Inc. 1,842 135,553
*Digi International, Inc. 405 28,237
*Digital Turbine, Inc. 3,152 25,405
*DigitalOcean Holdings, Inc. 802 94,235
*Diodes, Inc. 2,119 174,436
*Docusign, Inc., Class A 5,142 281,936
#Dolby Laboratories, Inc., Class
A 1,332 78,335
*Dropbox, Inc., Class A 32 1,042
#*DXC Technology Co. 8,033 90,291
*Eastman Kodak Co. 2,551 21,428
*eGain Corp. 1,929 13,156
*Enphase Energy, Inc. 2,503 93,963
#*EPAM Systems, Inc. 2,136 225,476
ePlus, Inc. 1,260 116,437
*Everforth, Inc. 1,967 55,941
*Everspin Technologies, Inc. 4 58
*F5, Inc. 1,120 450,878
*Fabrinet 105 45,718
*Fastly, Inc., Class A 8,737 197,980
*First Solar, Inc. 1,955 412,564
#*Five9, Inc. 4,062 111,746
*Flex, Ltd. 1,310 149,013
*FormFactor, Inc. 192 20,390
*Fortinet, Inc. 7,665 1,241,347
*Freshworks, Inc., Class A 23,821 270,487
*Gartner, Inc. 1,116 168,538
Gen Digital, Inc. 12,918 354,599
GLOBALFOUNDRIES, Inc. 302 15,097
#*Globant SA 1,948 71,297
*GoDaddy, Inc., Class A 2,982 246,731
*Harmonic, Inc. 873 10,083
Hewlett Packard Enterprise Co. 15,665 750,353
*I3 Verticals, Inc., Class A 386 8,129
*Ichor Holdings, Ltd. 118 8,882
*Identiv, Inc. 4 11
#*indie Semiconductor, Inc.,
Class A 1,184 3,824
Information Services Group, Inc. 16 67
*Insight Enterprises, Inc. 665 85,738
*Intel Corp. 7,207 650,071
InterDigital, Inc. 933 284,402
International Business Machines
Corp. 6,884 1,539,607
*inTEST Corp. 12 148
Intuit, Inc. 1,546 488,644
#*IonQ, Inc. 858 31,266

96
Dimensional US Vector Equity ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*IPG Photonics Corp. 1,836 $ 156,170
*Itron, Inc. 1,959 195,234
Jabil, Inc. 1,744 549,447
*Keysight Technologies, Inc. 186 59,349
*Kimball Electronics, Inc. 470 11,623
KLA Corp. 6,445 1,178,275
*Knowles Corp. 244 8,928
*KVH Industries, Inc. 12 111
*Kyndryl Holdings, Inc. 10,173 137,844
Lam Research Corp. 1,140 334,043
*Lantronix, Inc. 4,482 24,113
*LGL Group, Inc. (The) 8 55
Littelfuse, Inc. 61 26,970
*LiveRamp Holdings, Inc. 1,844 69,832
*Lumentum Holdings, Inc. 42 29,985
*Magnachip Semiconductor
Corp. 5,352 17,448
*Manhattan Associates, Inc. 981 187,724
#*MARA Holdings, Inc. 17,044 192,938
*MaxLinear, Inc., Class A 746 49,848
Methode Electronics, Inc. 1,198 16,760
Micron Technology, Inc. 5,991 4,930,773
Microsoft Corp. 56,926 26,454,651
*Mirion Technologies, Inc., Class
A 9,118 136,588
*Mitek Systems, Inc. 1,695 28,306
MKS, Inc. 155 46,105
Motorola Solutions, Inc. 2,941 1,281,541
#*M-Tron Industries, Inc. 26 2,142
Napco Security Technologies,
Inc. 167 6,192
*Navitas Semiconductor Corp.,
Class A 104 1,129
#*nCino, Inc. 5,833 107,677
*NCR Voyix Corp. 4,577 37,852
NetApp, Inc. 3,423 611,005
#*NETGEAR, Inc. 1,004 24,257
*NetScout Systems, Inc. 2,767 112,534
*Novanta, Inc. 112 15,966
NVE Corp. 263 30,579
NVIDIA Corp. 124,437 24,980,728
NXP Semiconductors NV 3,706 849,267
*Okta, Inc., Class A 1,950 276,763
*ON Semiconductor Corp. 1,219 99,483
OneSpan, Inc. 1,369 21,192
*Ooma, Inc. 804 17,487
#*Optical Cable Corp. 4 59
Oracle Corp. 9,485 1,231,817
#*OSI Systems, Inc. 620 137,262
*Ouster, Inc. 8 312
PC Connection, Inc. 3,283 274,853
#Pegasystems, Inc. 2,869 87,648
*Penguin Solutions, Inc. 2,398 126,207
*Photronics, Inc. 3,120 94,505
*Plexus Corp. 457 114,862
*Powerfleet, Inc. 5,835 22,873
*Progress Software Corp. 236 9,579
*PTC, Inc. 1,747 239,688
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Qnity Electronics, Inc. 2,411 $ 316,275
*Qorvo, Inc. 2,474 224,070
QUALCOMM, Inc. 8,336 1,230,477
*Qualys, Inc. 1,086 157,199
Ralliant Corp. 584 38,176
*Rambus, Inc. 199 18,115
*Red Violet, Inc. 535 37,118
*Research Solutions, Inc. 4,934 10,855
*RF Industries, Ltd. 8 99
*Ribbon Communications, Inc. 7,900 16,906
Richardson Electronics, Ltd. 12 219
RingCentral, Inc., Class A 12 667
*Riot Platforms, Inc. 1,890 38,121
*Rogers Corp. 1,450 179,031
Roper Technologies, Inc. 645 252,821
#*SailPoint, Inc. 226 3,790
Salesforce, Inc. 3,083 567,334
*Sandisk Corp. 904 1,098,206
*Sanmina Corp. 1,472 273,144
*ScanSource, Inc. 742 42,012
Seagate Technology Holdings
PLC 1,019 872,396
*SentinelOne, Inc., Class A 3,161 60,249
#Skyworks Solutions, Inc. 4,940 307,663
*Sprinklr, Inc., Class A 4,914 31,253
*SPS Commerce, Inc. 2,005 147,147
*Super Micro Computer, Inc. 13,020 369,768
*Synaptics, Inc. 141 15,132
*Synopsys, Inc. 584 227,036
TD SYNNEX Corp. 1,249 319,369
TE Connectivity PLC 4,637 953,785
*Teledyne Technologies, Inc. 369 241,905
*Telos Corp. 24 107
*Teradata Corp. 2,759 85,501
Teradyne, Inc. 225 82,730
Texas Instruments, Inc. 4,362 1,202,778
*TransAct Technologies, Inc. 8 41
*Trimble, Inc. 7,960 450,377
*Trio-Tech International 1,924 19,202
*TTM Technologies, Inc. 3,360 387,878
*Turtle Beach Corp. 756 9,261
*Twilio, Inc., Class A 1,844 363,913
#*UiPath, Inc., Class A 6,138 78,321
*Ultra Clean Holdings, Inc. 1,403 116,884
*Unity Software, Inc. 5,753 182,428
#Universal Display Corp. 2,508 201,041
*Veeco Instruments, Inc. 379 18,950
VeriSign, Inc. 102 29,582
*Viasat, Inc. 7,084 544,972
Vishay Intertechnology, Inc. 4,398 150,500
*Vishay Precision Group, Inc. 425 39,121
*Vistance Networks, Inc. 12,265 143,991
#Vontier Corp. 7,787 250,196
Western Digital Corp. 2,872 1,564,780
*Workday, Inc., Class A 75 12,026
*Xperi, Inc. 231 1,781
*Yext, Inc. 8 44
*Zebra Technologies Corp. 1,617 475,107

97
Dimensional US Vector Equity ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Zoom Communications, Inc.,
Class A 5,345 $ 513,494
TOTAL INFORMATION
TECHNOLOGY 126,909,699
MATERIALS — (4.1%)
AdvanSix, Inc. 492 9,869
Air Products and Chemicals, Inc. 1,921 566,484
Albemarle Corp. 1,594 187,518
Alcoa Corp. 3,884 175,790
*Alpha Metallurgical Resources,
Inc. 871 119,466
*Alto Ingredients, Inc. 2,813 13,390
Amcor PLC 7,856 352,577
#*American Battery Technology
Co. 9,343 19,527
AptarGroup, Inc. 2,799 374,954
Ardagh Metal Packaging SA 2,768 13,093
*Ascent Industries Co. 12 186
Ashland, Inc. 3,997 290,222
*Aspen Aerogels, Inc. 2,456 11,371
Avery Dennison Corp. 2,057 349,135
Avient Corp. 3,766 136,781
*Axalta Coating Systems, Ltd. 10,516 376,578
Balchem Corp. 514 86,123
Ball Corp. 3,558 230,914
Cabot Corp. 3,103 273,126
Celanese Corp., Class A 4,068 181,921
*Century Aluminum Co. 4,188 187,497
CF Industries Holdings, Inc. 3,628 454,189
Chemours Co. (The) 5,042 83,748
*Cleveland-Cliffs, Inc. 16,811 193,663
Coeur Mining, Inc. 4,569 68,124
Commercial Metals Co. 5,495 377,616
*Compass Minerals International,
Inc. 2,395 70,269
*Core Molding Technologies, Inc. 481 11,332
Corteva, Inc. 5,534 435,581
CRH PLC 7,575 719,701
Crown Holdings, Inc. 3,291 387,844
*Dakota Gold Corp. 32 145
Dow, Inc. 12,563 380,533
Eagle Materials, Inc. 1,254 256,995
Eastman Chemical Co. 3,787 264,901
Ecolab, Inc. 3,247 901,465
*Ecovyst, Inc. 5,327 64,244
Element Solutions, Inc. 517 18,989
*Flexible Solutions International,
Inc. 4 20
#*Flotek Industries, Inc. 1,465 34,486
#FMC Corp. 7,921 84,834
Freeport-McMoRan, Inc. 12,455 780,057
Friedman Industries, Inc. 8 266
Graphic Packaging Holding Co. 12,609 135,295
Greif, Inc., Class A 923 79,886
Greif, Inc., Class B 324 35,147
#Hawkins, Inc. 868 111,130
HB Fuller Co. 3,475 192,167
Hecla Mining Co. 24,614 347,550
Shares Value
MATERIALS — (Continued)
Huntsman Corp. 12,489 $ 121,893
*Ingevity Corp. 1,045 76,400
Innospec, Inc. 1,122 96,470
#International Flavors &
Fragrances, Inc. 4,015 318,068
International Paper Co. 8,450 345,013
*Intrepid Potash, Inc. 12 407
*Ivanhoe Electric, Inc. 6,579 60,198
*James Hardie Industries PLC 7,184 188,867
Kaiser Aluminum Corp. 1,318 210,458
#*Knife River Corp. 2,862 209,413
Koppers Holdings, Inc. 28 1,373
Kronos Worldwide, Inc. 1,900 11,438
Linde PLC 2,428 1,161,507
#*LSB Industries, Inc. 20 218
LyondellBasell Industries NV,
Class A 5,608 348,145
Martin Marietta Materials, Inc. 294 154,391
Materion Corp. 508 107,107
Mativ Holdings, Inc. 3,200 27,936
*McEwen, Inc. 2,922 50,521
*Metallus, Inc. 1,140 22,937
Minerals Technologies, Inc. 1,280 97,587
Mosaic Co. (The) 9,876 218,457
#*MP Materials Corp. 36 1,489
Myers Industries, Inc. 1,579 53,939
NewMarket Corp. 425 361,318
Newmont Corp. 12,180 1,141,388
Nexa Resources SA 1,611 20,701
Northern Technologies
International Corp. 256 2,053
Nucor Corp. 3,429 882,247
*O-I Glass, Inc. 13,547 96,861
Olin Corp. 10,012 185,322
Packaging Corp. of America 1,959 481,601
*Perimeter Solutions, Inc. 458 14,019
PPG Industries, Inc. 3,888 429,702
Quaker Chemical Corp. 1,285 206,268
#*Ramaco Resources, Inc.,
Class A 2,642 24,227
#*Ramaco Resources, Inc.,
Class B 1,270 8,268
*Ranpak Holdings Corp., Class A 2,000 10,240
*Rayonier Advanced Materials,
Inc. 2,578 23,073
Reliance, Inc. 982 398,790
Royal Gold, Inc. 1,154 228,896
RPM International, Inc. 2,036 217,995
Ryerson Holding Corp. 1,644 45,687
Scotts Miracle-Gro Co. (The) 92 6,043
Sensient Technologies Corp. 1,733 214,320
Sherwin-Williams Co. (The) 2,954 1,006,871
Silgan Holdings, Inc. 6,942 277,541
*Smith-Midland Corp. 43 1,167
Smurfit Westrock PLC 10,194 468,618
Solstice Advanced Materials, Inc. 2,766 166,430
Sonoco Products Co. 4,261 240,150
Southern Copper Corp. 270 49,332
Steel Dynamics, Inc. 1,758 441,715

98
Dimensional US Vector Equity ETF
continued
Shares Value
MATERIALS — (Continued)
Stepan Co. 1,450 $ 93,003
SunCoke Energy, Inc. 3,433 29,112
Sylvamo Corp. 2,844 106,394
*Tredegar Corp. 1,513 11,484
TriMas Corp. 1,759 70,237
#Tronox Holdings PLC 6,885 40,208
United States Lime & Minerals,
Inc. 1,033 113,940
Vulcan Materials Co. 654 175,645
Warrior Met Coal, Inc. 2,753 218,616
#Westlake Corp. 4,494 316,827
Worthington Steel, Inc. 2,584 93,050
TOTAL MATERIALS 23,250,290
REAL ESTATE — (0.4%)
*AMREP Corp. 4 93
*CBRE Group, Inc., Class A 2,694 395,506
*Comstock Holding Cos., Inc.,
Class A 4 56
*CoStar Group, Inc. 12,196 350,757
*Cushman & Wakefield, Ltd. 12,065 161,912
*Five Point Holdings LLC, Class
A 8 42
*Forestar Group, Inc. 4,203 118,314
*FRP Holdings, Inc. 20 446
#*Howard Hughes Holdings, Inc. 1,944 124,261
*Jones Lang LaSalle, Inc. 1,235 438,462
Marcus & Millichap, Inc. 1,528 46,986
Newmark Group, Inc., Class A 8,580 128,657
#*Opendoor Technologies, Inc. 818 3,084
St. Joe Co. (The) 2,203 137,115
Stratus Properties, Inc. 700 13,720
*Tejon Ranch Co. 1,172 19,842
*Zillow Group, Inc., Class A 831 28,827
*Zillow Group, Inc., Class C 3,241 110,389
TOTAL REAL ESTATE 2,078,469
UTILITIES — (0.4%)
Genie Energy, Ltd., Class B 189 2,629
*Hallador Energy Co. 1,496 21,273
#MDU Resources Group, Inc. 10,577 211,011
New Jersey Resources Corp. 6,197 358,745
Shares Value
UTILITIES — (Continued)
Northwest Natural Holding Co. 835 $ 40,848
NRG Energy, Inc. 3,631 487,607
#Ormat Technologies, Inc. 3,309 322,892
*Talen Energy Corp. 7 2,339
Vistra Corp. 6,029 893,438
TOTAL UTILITIES 2,340,782
TOTAL COMMON STOCKS 549,590,553
RIGHTS/WARRANTS — (0.0%)
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 1,310 2,528
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 5,847 3,099
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 3,500 1,190
*<Novo Nordisk CVR 06/30/31 438 285
*<Verve Therapeutics, Inc. CVR
07/25/35 16 30
TOTAL HEALTH CARE 1,505
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 01/04/27 4 6
*Xerox Holdings Corp. 02/14/28 500 154
TOTAL INFORMATION
TECHNOLOGY 160
REAL ESTATE — (0.0%)
*Opendoor Technologies, Inc.
11/20/26 27 5
*Opendoor Technologies, Inc.
11/20/26 27 9
TOTAL REAL ESTATE 14
TOTAL RIGHTS/WARRANTS 7,306
TOTAL INVESTMENT SECURITIES — (96.1%)
(Cost $461,500,469) 549,597,859
SECURITIES LENDING COLLATERAL — (3.9%)
@§The DFA Short Term
Investment Fund 1,950,142 22,557,295
TOTAL INVESTMENTS — ( 100.0% )
(Cost $484,057,764) $ 572,155,154
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment

99
Dimensional US Vector Equity ETF
continued
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 38,060,516 $ — $ — $ 38,060,516
Consumer Discretionary .......... 60,135,237 — — 60,135,237
Consumer Staples .............. 28,868,525 — — 28,868,525
Energy ....................... 35,755,509 — — 35,755,509
Financials ..................... 99,995,221 — — 99,995,221
Health Care ................... 51,936,710 — — 51,936,710
Industrials ..................... 80,259,595 — — 80,259,595
Information Technology .......... 126,909,699 — — 126,909,699
Materials ..................... 23,250,290 — — 23,250,290
Real Estate .................... 2,078,469 — — 2,078,469
Utilities ....................... 2,340,782 — — 2,340,782
Rights/Warrants
Consumer Staples .............. — 2,528 — 2,528
Financials ..................... — 3,099 — 3,099
Health Care ................... — 1,190 315 1,505
Information Technology .......... 160 — — 160
Real Estate .................... 14 — — 14
Securities Lending Collateral ........ — 22,557,295 — 22,557,295
Total Investments .................
$549,590,727 $22,564,112 $315> $572,155,154
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

100
DIMENSIONAL US REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.4%)
REAL ESTATE — (98.4%)
#Acadia Realty Trust 185,759 $ 4,174,005
#Agree Realty Corp. 159,584 12,415,635
Alexander's, Inc. 2,954 753,270
Alexandria Real Estate Equities,
Inc. 101,787 5,236,941
Alpine Income Property Trust, Inc. 20,622 416,152
American Assets Trust, Inc. 64,397 1,519,125
American Healthcare REIT, Inc. 273,837 15,225,337
American Homes 4 Rent, Class A 420,853 14,064,907
American Tower Corp. 442,737 76,752,886
Americold Realty Trust, Inc. 375,727 5,293,993
Apple Hospitality REIT, Inc. 293,924 4,852,685
AvalonBay Communities, Inc. 187,508 34,803,360
Braemar Hotels & Resorts, Inc. 79,567 180,617
Brandywine Realty Trust 213,693 649,627
Brixmor Property Group, Inc. 381,765 12,029,415
Broadstone Net Lease, Inc.,
Class A 251,340 5,381,189
BRT Apartments Corp. 11,307 168,587
BXP, Inc. 200,187 14,037,112
Camden Property Trust 129,717 14,373,941
CareTrust REIT, Inc. 313,543 13,149,993
CBL & Associates Properties, Inc. 21,164 1,242,538
Centerspace 22,439 1,230,555
Chatham Lodging Trust 57,948 772,447
#Chiron Real Estate, Inc. 16,021 568,745
#Clipper Realty, Inc. 6,194 17,343
Community Healthcare Trust, Inc. 36,066 660,368
COPT Defense Properties 149,984 5,693,393
Cousins Properties, Inc. 218,407 6,890,741
*Creative Media & Community
Trust Corp. 313 1,096
Crown Castle, Inc. 571,986 43,642,532
CTO Realty Growth, Inc. 45,795 1,006,116
CubeSmart 297,109 12,318,139
Curbline Properties Corp. 135,543 4,153,038
DiamondRock Hospitality Co. 267,990 3,548,188
Digital Realty Trust, Inc. 433,079 81,644,053
#Diversified Healthcare Trust 260,190 2,315,691
#Douglas Emmett, Inc. 201,222 2,378,444
Easterly Government Properties,
Inc., Class A 58,113 1,415,633
EastGroup Properties, Inc. 71,553 14,955,293
Empire State Realty Trust, Inc.,
Class A 179,647 909,014
EPR Properties 100,760 6,254,173
Equinix, Inc. 88,739 90,449,888
Equity LifeStyle Properties, Inc. 241,615 15,721,888
Equity Residential 458,482 30,466,129
Essential Properties Realty Trust,
Inc. 286,849 8,975,505
Essex Property Trust, Inc. 85,386 24,261,578
Extra Space Storage, Inc. 278,542 41,235,358
Federal Realty Investment Trust 104,803 13,005,004
Shares Value
REAL ESTATE — (Continued)
First Industrial Realty Trust, Inc. 176,052 $ 11,591,264
Four Corners Property Trust, Inc. 144,485 3,698,816
FrontView REIT, Inc. 24,844 505,327
Gaming and Leisure Properties,
Inc. 371,087 16,620,987
#Getty Realty Corp. 76,827 2,622,874
#Gladstone Commercial Corp. 62,057 775,712
Global Net Lease, Inc. 251,166 2,190,168
Global Self Storage, Inc. 4,668 23,807
Healthcare Realty Trust, Inc.,
Class A 430,657 9,048,104
Healthpeak Properties, Inc. 928,700 20,273,521
#Highwoods Properties, Inc. 145,739 4,828,333
Host Hotels & Resorts, Inc. 896,729 22,534,800
*Hudson Pacific Properties, Inc. 46,454 639,672
Independence Realty Trust, Inc. 293,562 4,881,936
Industrial Logistics Properties
Trust 71,118 612,326
#Innovative Industrial Properties,
Inc., Class A 38,076 2,239,250
InvenTrust Properties Corp. 102,904 3,643,831
Invitation Homes, Inc. 731,290 21,733,939
Iron Mountain, Inc. 395,494 48,376,826
#JBG SMITH Properties 73,817 1,037,129
Kilroy Realty Corp. 145,327 5,641,594
#Kimco Realty Corp. 896,010 22,830,335
Kite Realty Group Trust 267,781 7,663,892
Lamar Advertising Co., Class A 115,372 18,454,905
Lineage, Inc. 90,663 3,841,391
LTC Properties, Inc. 67,552 2,718,292
LXP Industrial Trust 78,374 4,743,978
Macerich Co. (The) 392,044 10,130,417
#Medical Properties Trust, Inc. 672,942 3,115,721
Mid-America Apartment
Communities, Inc. 145,675 19,278,629
Modiv Industrial, Inc., Class C 11,207 194,105
National Health Investors, Inc. 65,162 4,994,667
NET Lease Office Properties 17,013 199,052
#NETSTREIT Corp. 138,790 2,977,046
NexPoint Residential Trust, Inc. 24,857 649,016
NNN REIT, Inc. 249,528 11,857,571
Omega Healthcare Investors, Inc. 391,879 19,840,834
One Liberty Properties, Inc. 21,577 524,537
Orion Properties, Inc. 49,868 131,652
Outfront Media, Inc. 203,998 6,501,416
Park Hotels & Resorts, Inc. 261,848 3,943,431
Pebblebrook Hotel Trust 147,867 2,824,260
Phillips Edison & Co., Inc. 168,072 7,141,379
*Piedmont Realty Trust, Inc.,
Class A 164,836 1,597,261
Postal Realty Trust, Inc., Class A 33,545 772,877
Prologis, Inc. 834,800 120,720,428
Public Storage 221,454 71,788,763
Realty Income Corp. 1,239,280 79,152,814
Regency Centers Corp. 215,743 17,322,005

101
DIMENSIONAL US REAL ESTATE ETF
continued
Shares Value
REAL ESTATE — (Continued)
Rexford Industrial Realty, Inc. 278,945 $ 10,535,753
RLJ Lodging Trust 158,849 1,945,900
Ryman Hospitality Properties, Inc. 79,064 10,566,904
#Sabra Health Care REIT, Inc. 338,277 7,161,324
Saul Centers, Inc. 16,750 570,671
SBA Communications Corp.,
Class A 137,294 24,847,468
Service Properties Trust 82,108 659,327
Simon Property Group, Inc. 373,788 85,735,754
#SL Green Realty Corp. 89,230 4,722,944
STAG Industrial, Inc. 254,057 9,720,221
Strawberry Fields REIT, Inc. 8,995 127,909
Summit Hotel Properties, Inc. 131,158 902,367
Sun Communities, Inc. 161,998 20,003,513
Sunstone Hotel Investors, Inc. 235,521 2,772,082
Tanger , Inc. 152,940 6,218,540
Terreno Realty Corp. 141,156 10,113,827
UDR, Inc. 409,433 15,623,963
UMH Properties, Inc. 104,550 1,579,751
Shares Value
REAL ESTATE — (Continued)
Universal Health Realty Income
Trust 16,763 $ 727,849
Urban Edge Properties 166,497 3,772,822
Ventas, Inc. 643,684 60,190,891
VICI Properties, Inc., Class A 1,432,785 37,753,885
Vornado Realty Trust 210,205 8,279,975
W.P. Carey, Inc. 299,163 22,018,397
Welltower, Inc. 605,874 142,041,101
Xenia Hotels & Resorts, Inc. 122,210 2,515,082
TOTAL REAL ESTATE 1,771,750,777
TOTAL COMMON STOCKS 1,771,750,777
TOTAL INVESTMENT SECURITIES — (98.4%)
(Cost $1,534,219,446) 1,771,750,777
SECURITIES LENDING COLLATERAL — (1.6%)
@§The DFA Short Term
Investment Fund 2,423,704 28,034,981
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,562,254,427) $ 1,799,785,758
# Total or Partial Securities on Loan
* Non-Income Producing Securities
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Real Estate .................... $ 1,771,750,777 $ — $ — $ 1,771,750,777
Securities Lending Collateral ........ — 28,034,981 — 28,034,981
Total Investments .................
$1,771,750,777 $28,034,981 $— $1,799,785,758

Dimensional International Core Equity Market ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.8%)
AUSTRALIA — (5.8%)
*29Metals, Ltd. 154,073 $ 28,135
Accent Group, Ltd. 133,164 65,002
#Adairs, Ltd., Class B 172,642 173,395
#AGL Energy, Ltd. 434,722 2,528,110
*AIC Mines, Ltd. 196,165 100,577
#*Alkane Resources, Ltd. 625,104 583,926
*Alkane Resources, Ltd. 165,060 151,782
ALS, Ltd., Registered 321,364 4,877,599
Amotiv, Ltd. 148,822 733,767
AMP, Ltd. 2,075,232 3,133,713
*Amplitude Energy, Ltd. 188,090 200,139
Ampol, Ltd. 185,817 5,207,298
#Ansell, Ltd. 106,514 2,453,026
#*Antipa Minerals, Ltd. 81,522 31,205
ANZ Group Holdings, Ltd. 1,538,994 40,328,887
APA Group 950,045 6,799,429
#*Appen, Ltd. 238,945 200,549
*Arafura Rare Earths, Ltd. 145,032 18,335
#ARB Corp., Ltd. 28,116 390,996
Aristocrat Leisure, Ltd. 341,060 15,352,359
ASX, Ltd. 122,452 4,719,913
Atlas Arteria, Ltd., Class B 626,904 2,214,742
#AUB Group, Ltd. 99,762 1,952,092
*Aurelia Metals, Ltd. 1,474,493 326,218
Aurizon Holdings, Ltd. 1,650,251 4,856,441
*Ausgold, Ltd. 28,564 17,153
#Aussie Broadband, Ltd. 287,294 962,496
*Austal, Ltd. 324,223 822,063
#Austin Engineering, Ltd. 401 41
*Australian Agricultural Co.,
Ltd. 10,802 10,318
#Australian Clinical Labs, Ltd. 156,702 261,942
*Australian Strategic Materials,
Ltd. 3,775 2,638
*Baby Bunting Group, Ltd. 26,488 19,348
Bank of Queensland, Ltd. 630,188 2,938,950
#Bapcor, Ltd. 414,715 128,161
#Beach Energy, Ltd. 909,672 581,407
#Beacon Lighting Group, Ltd. 77 87
Bega Cheese, Ltd. 310,960 1,330,074
*Bellevue Gold, Ltd. 1,443,267 1,277,236
Bendigo & Adelaide Bank, Ltd. 464,523 3,738,918
BHP Group, Ltd. 2,447,717 103,682,293
#BHP Group, Ltd., Sponsored
ADR 402,711 34,025,052
#*Black Cat Syndicate, Ltd. 503,832 316,711
BlueScope Steel, Ltd. 272,977 6,273,262
#*Boss Energy, Ltd. 273,211 234,106
Brambles, Ltd. 968,617 13,327,251
#Bravura Solutions, Ltd. 267,638 477,458
#Breville Group, Ltd. 59,286 1,368,276
Capral, Ltd. 12 100
Capricorn Metals, Ltd. 283,214 2,536,174
#CAR Group, Ltd. 260,615 4,757,291
Shares Value
AUSTRALIA — (Continued)
*Catalyst Metals, Ltd. 136,018 $ 515,875
#*Catapult Sports, Ltd. 167,826 393,695
Cedar Woods Properties, Ltd. 45,639 224,703
Challenger, Ltd. 502,880 3,464,874
Champion Iron, Ltd. 340,241 814,883
#*Chrysos Corp., Ltd. 25,726 108,954
Cleanaway Waste
Management, Ltd. 1,834,468 3,014,950
ClearView Wealth, Ltd. 180 82
#Clinuvel Pharmaceuticals,
Ltd. 20,079 127,769
Cochlear, Ltd. 5,566 468,880
Codan, Ltd. 70,847 1,994,359
Coles Group, Ltd. 979,217 16,567,989
Collins Foods, Ltd. 142,163 819,755
Commonwealth Bank of
Australia 742,661 92,601,161
Computershare, Ltd. 329,401 9,471,676
*<Corporate Travel
Management, Ltd. 61,818 130,688
CSL, Ltd. 164,432 14,212,069
Dalrymple Bay Infrastructure,
Ltd. 342,913 1,348,733
Data#3, Ltd. 164,805 1,129,729
#*Develop Global, Ltd. 239,621 814,562
Dicker Data, Ltd. 103,806 913,540
#Domino's Pizza Enterprises,
Ltd., Class B 52,571 685,665
Downer EDI, Ltd. 555,931 3,037,768
#*Droneshield, Ltd. 149,217 177,641
*DUG Technology, Ltd. 11,277 16,078
Dyno Nobel, Ltd. 1,482,012 3,934,573
#Eagers Automotive, Ltd. 97,955 1,618,147
#Elders, Ltd. 177,232 700,817
#*Elevra Lithium, Ltd. 85,926 450,212
*Emeco Holdings, Ltd. 198,101 134,962
*Emerald Resources NL 296,350 1,121,884
*EML Payments, Ltd. 188,975 43,136
#Endeavour Group, Ltd. 1,041,316 2,545,165
EQT Holdings, Ltd. 5,784 68,451
Euroz Hartleys Group, Ltd. 11,403 10,652
Evolution Mining, Ltd. 1,298,975 10,282,028
#EVT, Ltd. 73,829 666,841
Fiducian Group, Ltd. 12 71
#Finbar Group, Ltd. 100 47
FleetPartners Group, Ltd. 188,484 374,641
#Fleetwood, Ltd. 46,511 77,094
#Flight Centre Travel Group,
Ltd. 135,471 1,255,956
Fortescue, Ltd. 1,075,854 13,986,654
G8 Education, Ltd. 113,167 11,922
*Genesis Minerals, Ltd. 679,512 2,725,131
GenusPlus Group, Ltd. 24,636 151,402
GR Engineering Services, Ltd. 57,060 228,434
GrainCorp, Ltd., Class A 260,202 1,021,590

Dimensional International Core Equity Market ETF
continued
Shares Value
AUSTRALIA — (Continued)
*Greatland Resources, Ltd. 251,153 $ 1,755,155
GWA Group, Ltd. 199,087 334,191
Hansen Technologies, Ltd. 188,065 558,731
Harvey Norman Holdings, Ltd. 397,216 1,372,606
*Healius, Ltd. 397,897 104,799
Helia Group, Ltd. 344,256 1,213,778
HUB24, Ltd., Registered 52,287 3,129,236
#IDP Education, Ltd. 61,899 100,427
*IGO, Ltd. 448,893 2,165,976
#Iluka Resources, Ltd. 422,725 1,796,252
Imdex, Ltd. 458,377 1,187,964
#Inghams Group, Ltd. 298,683 472,006
Insurance Australia Group, Ltd. 1,901,641 11,339,405
#Integral Diagnostics, Ltd. 309,866 457,033
#IPH, Ltd. 295,249 862,652
IRESS, Ltd. 225,868 1,081,915
IVE Group, Ltd. 9,314 18,317
JB Hi-Fi, Ltd. 80,400 4,626,505
*Judo Capital Holdings, Ltd. 1,210,039 824,376
Jupiter Mines, Ltd. 987,929 183,876
Karoon Energy, Ltd. 949,120 1,159,910
Kelsian Group, Ltd. 51,798 161,165
Kingsgate Consolidated, Ltd. 96,243 273,089
#Kogan.com, Ltd. 64,953 194,797
#L1 Group, Ltd. 357,187 258,397
Lendlease Corp., Ltd. 31,835 67,749
*Lindian Resources, Ltd. 67,824 37,156
*Liontown, Ltd. 517,994 351,080
Lottery Corp., Ltd. (The) 1,656,814 6,504,885
Lovisa Holdings, Ltd. 32,250 540,448
*Lynas Rare Earths, Ltd. 477,168 4,722,113
Maas Group Holdings, Ltd. 119,686 416,945
Macmahon Holdings, Ltd. 1,204,261 782,378
#Macquarie Group, Ltd. 156,980 27,904,444
*Macquarie Technology
Group, Ltd. 5,500 233,321
#Mader Group, Ltd. 12,516 60,655
Magellan Financial Group, Ltd. 201,791 1,353,503
*Maritana Minerals, Ltd. 54,840 23,688
*Mayne Pharma Group, Ltd. 17,302 32,324
McMillan Shakespeare, Ltd. 64,394 881,930
Medibank Pvt., Ltd. 1,829,268 6,642,353
*Megaport, Ltd. 75,340 957,763
#*Mesoblast, Ltd. 399,292 574,908
*Metals X, Ltd. 104,905 116,046
Metcash, Ltd. 936,547 1,999,665
*Metro Mining, Ltd. 79,908 79,134
*Mineral Resources, Ltd. 114,094 4,646,170
Monadelphous Group, Ltd. 74,859 1,538,937
#Monash IVF Group, Ltd. 98,498 48,426
MyState, Ltd. 144,708 495,983
#*Nanosonics, Ltd. 44,437 98,001
#National Australia Bank, Ltd. 1,679,616 48,756,157
Netwealth Group, Ltd. 90,697 1,374,670
#*Neuren Pharmaceuticals,
Ltd. 58,313 737,211
New Hope Corp., Ltd. 478,160 1,742,989
#*NEXTDC, Ltd. 479,287 4,497,345
Shares Value
AUSTRALIA — (Continued)
NIB Holdings, Ltd. 418,314 $ 2,203,524
Nick Scali, Ltd. 84,462 942,033
#*Nickel Industries, Ltd. 1,718,037 983,432
Nine Entertainment Co.
Holdings, Ltd. 669,370 451,327
Northern Star Resources, Ltd. 1,050,898 14,688,170
NRW Holdings, Ltd. 352,572 1,733,404
*Nufarm, Ltd. 254,090 535,381
*Nuix, Ltd. 68,544 61,622
Objective Corp., Ltd. 5,543 27,252
OM Holdings, Ltd. 260 41
*Omni Bridgeway, Ltd. 57,612 61,303
oOh!media, Ltd. 525,016 571,555
*Ora Banda Mining, Ltd. 624,732 498,016
Orica, Ltd. 411,108 6,733,464
Origin Energy, Ltd., Class B 1,139,314 8,610,131
Orora, Ltd. 621,085 636,881
#*Paladin Energy, Ltd. 223,530 1,478,907
*Pantoro Gold, Ltd. 393,621 563,978
Peet, Ltd. 9,946 12,434
Perenti, Ltd. 875,155 1,303,091
Perpetual, Ltd. 84,899 1,130,563
Perseus Mining, Ltd. 1,045,467 3,561,280
*PEXA Group, Ltd. 9,794 51,041
#Pinnacle Investment
Management Group, Ltd. 40,645 456,182
#*PLS Group, Ltd. 1,506,755 4,391,823
*PolyNovo, Ltd. 4,095 2,488
*<PPK Mining Equipment
Group 8 –
Praemium, Ltd. 58,915 30,000
Premier Investments, Ltd. 27,131 260,870
Pro Medicus, Ltd. 22,416 2,553,817
#PWR Holdings, Ltd. 61,540 428,769
Qantas Airways, Ltd., Class B 589,775 4,121,578
QBE Insurance Group, Ltd. 1,271,774 22,089,614
Ramelius Resources, Ltd. 1,362,318 2,918,317
#Ramsay Health Care, Ltd. 129,157 4,022,237
#REA Group, Ltd. 30,047 3,391,549
#Reece, Ltd. 43,463 491,168
Regal Partners, Ltd. 5,925 11,527
Regis Healthcare, Ltd. 198,307 867,721
Regis Resources, Ltd. 692,243 2,960,942
Reliance Worldwide Corp., Ltd. 381,415 942,963
*Resolute Mining, Ltd. 2,070,400 1,352,357
Ridley Corp., Ltd. 276,646 555,705
Rio Tinto, Ltd. 237,526 28,455,608
*Sandfire Resources, Ltd. 424,066 5,644,126
Santos, Ltd. 2,880,432 15,860,897
SEEK, Ltd. 79,018 815,271
Select Harvests, Ltd. 162,669 478,710
Servcorp, Ltd. 15,630 70,916
Service Stream, Ltd. 630,570 1,080,630
#SGH, Ltd. 163,839 5,089,654
Shaver Shop Group, Ltd. 14,012 14,221
Sigma Healthcare, Ltd. 1,717,985 3,547,487
#*Silex Systems, Ltd. 41,500 134,370
Sims, Ltd. 159,287 2,862,890

Dimensional International Core Equity Market ETF
continued
Shares Value
AUSTRALIA — (Continued)
#*SiteMinder, Ltd. 241,968 $ 569,320
SKS Technologies Group, Ltd. 5,786 29,666
SmartGroup Corp., Ltd. 116,729 1,050,224
Sonic Healthcare, Ltd. 256,473 3,937,729
South32, Ltd. 3,183,126 10,217,016
Southern Cross Electrical
Engineering, Ltd. 267,076 812,226
SRG Global, Ltd. 599,925 1,415,762
#*St. Barbara, Ltd. 1,023,453 327,064
Stanmore Resources, Ltd. 434,978 705,721
Steadfast Group, Ltd. 745,541 2,675,756
Suncorp Group, Ltd. 782,088 10,541,069
Super Retail Group, Ltd. 134,939 1,261,449
*Superloop, Ltd. 553,406 1,243,793
Supply Network, Ltd. 3,620 85,962
#*Syrah Resources, Ltd. 515,422 39,821
Tabcorp Holdings, Ltd. 2,075,619 1,304,742
#Tasmea, Ltd. 760 4,473
Technology One, Ltd. 212,870 4,598,909
#*Telix Pharmaceuticals, Ltd. 51,734 516,326
Telstra Group, Ltd. 2,433,104 8,578,640
#*Temple & Webster Group,
Ltd. 17,351 67,635
*<Ten Sixty Four, Ltd. 192 15
TPG Telecom, Ltd. 259,634 652,828
Transurban Group 1,609,474 16,741,451
*Tuas, Ltd. 95,551 144,958
#*Tyro Payments, Ltd. 521,006 309,210
Vault Minerals, Ltd. 803,744 2,692,714
Ventia Services Group Pty,
Ltd. 591,714 2,418,738
ΩViva Energy Group, Ltd. 946,385 1,894,379
Wagners Holding Co., Ltd. 3,085 8,754
Washington H Soul Pattinson
& Co., Ltd. 35,403 1,149,524
*WEB Travel Group, Ltd. 224,187 538,506
Webjet Group, Ltd. 91,637 26,066
Wesfarmers, Ltd. 648,664 40,711,492
*West African Resources, Ltd. 1,050,988 2,096,381
Westgold Resources, Ltd. 126,346 412,492
Westgold Resources, Ltd. 682,412 2,267,054
#Westpac Banking Corp. 1,885,494 50,150,414
Whitehaven Coal, Ltd. 762,830 3,739,704
*Wildcat Resources, Ltd. 496,027 116,709
#WiseTech Global, Ltd. 2,667 67,996
Woodside Energy Group, Ltd. 1,312,439 30,373,064
#Woodside Energy Group,
Ltd., Sponsored ADR 44,774 1,050,398
Woolworths Group, Ltd. 711,599 19,876,732
Worley, Ltd. 366,622 2,721,746
*Xero, Ltd. 26,921 1,323,559
#XRF Scientific, Ltd. 13,392 16,507
#Yancoal Australia, Ltd. 347,032 1,357,622
TOTAL AUSTRALIA 1,020,418,817
AUSTRIA — (0.4%)
Agrana Beteiligungs AG 12 157
ANDRITZ AG 53,348 4,984,016
Shares Value
AUSTRIA — (Continued)
*AT&S Austria Technologie &
Systemtechnik AG 25,478 $ 3,834,232
ΩBAWAG Group AG 63,091 12,717,647
CA Immobilien Anlagen AG 28,747 798,757
DO & CO. AG 8,387 1,949,231
Erste Group Bank AG 177,134 22,988,800
*Eurotelesites AG 4,729 24,539
#EVN AG 11,356 382,823
FACC AG 16,757 319,658
Frequentis AG 2,414 203,030
#*Lenzing AG 22,407 604,550
Mayr Melnhof Karton AG 586 56,028
OMV AG 126,091 9,161,418
Palfinger AG 14,226 480,393
Porr AG 26,787 1,157,282
Raiffeisen Bank International
AG, Class V 13,669 934,176
#SBO AG 11,636 392,932
Strabag SE, Class BR 5,956 574,254
Telekom Austria AG, Class A 45,748 533,722
UNIQA Insurance Group AG 56,623 1,172,656
Verbund AG 40,563 2,779,183
Vienna Insurance Group AG
Wiener Versicherung Gruppe 18,558 1,513,849
voestalpine AG 91,646 4,742,837
Wienerberger AG 82,952 2,029,062
TOTAL AUSTRIA 74,335,232
BELGIUM — (0.9%)
Ackermans & van Haaren NV 16,885 5,229,755
Ageas SA/NV, Class B 122,805 10,158,982
Anheuser-Busch InBev SA/NV 562,804 48,694,541
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 700 60,536
*Argenx SE 8,132 6,970,419
*Argenx SE, Sponsored ADR 14,392 12,288,178
Azelis Group NV 15,124 196,804
Barco NV 15,033 136,121
Bekaert SA 37,616 1,724,671
*bpost SA 45,397 78,452
Cie d'Entreprises CFE 60 818
CMB. Tech NV 53,330 865,947
CMB. Tech NV 49,018 792,131
Colruyt Group NV 27,084 1,216,544
Deceuninck NV 9,677 24,383
Deme Group NV 3,571 678,743
D'ieteren Group 16,034 3,309,555
Econocom Group SA/NV 14,585 24,164
#Elia Group SA/NV, Class B 31,976 4,587,709
#EVS 5,969 189,203
Fagron 58,426 1,559,550
#Ion Beam Applications 1,459 26,523
Jensen-Group NV 8 779
KBC Group NV 186,558 26,755,399
Kinepolis Group NV 5,468 254,793
#Lotus Bakeries NV 239 3,063,292
Melexis NV 22,853 1,795,847
#*Ontex Group NV 5,231 13,933
*Onward Medical NV 10,879 29,164

Dimensional International Core Equity Market ETF
continued
Shares Value
BELGIUM — (Continued)
*Orange Belgium SA 32 $ 810
Proximus SADP 154,606 1,142,891
#Recticel SA 21,717 309,832
Sipef NV 811 84,632
Solvay SA, Class A 61,127 1,867,955
#Syensqo SA 52,394 4,632,663
Tessenderlo Group SA 18,034 442,991
UCB SA 93,905 24,082,638
Umicore SA 99,684 2,477,334
Van de Velde NV 4 139
VGP NV 12,473 1,211,208
Viohalco SA 36 732
TOTAL BELGIUM 166,980,761
CANADA — (11.9%)
*5N Plus, Inc. 78,243 1,817,127
Acadian Timber Corp. 8 102
*ACT Energy Technologies,
Ltd. 5,400 23,019
ADENTRA, Inc. 23,182 573,746
ADF Group, Inc. 10,590 117,914
#*Advantage Energy, Ltd. 170,279 1,335,188
Aecon Group, Inc. 55,930 1,803,268
AGF Management, Ltd., Class
B 53,289 858,489
Agnico Eagle Mines, Ltd. 242,223 35,187,735
Agnico Eagle Mines, Ltd. 60,097 8,718,638
*Air Canada 130,054 2,351,976
AirBoss of America Corp. 3,400 17,523
*AKITA Drilling, Ltd. 9,464 23,814
Alamos Gold, Inc., Class A 3,321 92,231
Alamos Gold, Inc., Class B 376,016 10,464,525
Algoma Central Corp. 16 262
*Algoma Steel Group, Inc. 64,415 247,494
Algonquin Power & Utilities
Corp. 143,233 837,232
Algonquin Power & Utilities
Corp. 303,103 1,770,122
Alimentation Couche-Tard, Inc. 481,762 31,254,346
*Allied Gold Corp. 7,908 143,408
AltaGas, Ltd. 237,792 9,455,065
#Altius Minerals Corp. 39,317 1,625,258
Altus Group, Ltd. 19,121 638,162
*Americas Gold & Silver Corp. 87,585 332,771
#*Americas Gold & Silver
Corp. 54,851 209,531
Amerigo Resources, Ltd. 87,332 412,739
#*Andean Precious Metals
Corp. 23,704 94,116
ARC Resources, Ltd. 562,864 13,453,206
*Aritzia, Inc., Class B 63,622 6,334,762
Atco, Ltd., Class I 55,614 3,163,954
*Athabasca Oil Corp. 507,933 3,751,068
AtkinsRealis Group, Inc. 101,202 6,268,269
#*ATS Corp. 94,413 2,574,258
*ATS Corp. 3,009 81,965
*Avino Silver & Gold Mines,
Ltd. 68,824 364,026
Shares Value
CANADA — (Continued)
#*Avino Silver & Gold Mines,
Ltd. 51,243 $ 273,125
*Aya Gold & Silver, Inc. 29,730 583,643
B2Gold Corp. 586,812 2,200,545
B2Gold Corp. 756,272 2,830,258
Badger Infrastructure
Solutions, Ltd. 30,458 1,929,285
Bank of Montreal 125,803 22,575,348
Bank of Montreal 266,291 47,734,396
Bank of Nova Scotia (The) 625,790 54,925,588
Bank of Nova Scotia (The) 112,169 9,832,428
Barrick Mining Corp. 208,653 7,652,420
Barrick Mining Corp. 882,462 32,412,829
*Bausch Health Cos., Inc. 30,820 212,350
#*Bausch Health Cos., Inc. 57,668 396,690
Baytex Energy Corp. 760,497 3,464,074
BCE, Inc. 139,064 3,014,908
Birchcliff Energy, Ltd. 316,735 1,442,732
Bird Construction, Inc. 48,632 2,318,154
Black Diamond Group, Ltd. 37,165 463,884
*BlackBerry, Ltd. 85,220 724,370
#*BlackBerry, Ltd. 205,879 1,750,819
*Bombardier, Inc., Class A 900 220,206
*Bombardier, Inc., Class B 60,107 14,470,926
BOYD GROUP SERVICES,
Inc. 6,835 706,034
Brookfield Corp. 700,132 29,776,614
Brookfield Corp., Class A 139,963 5,944,324
Brookfield Infrastructure Corp. 59,383 2,511,901
#Brookfield Infrastructure
Corp. 22,427 947,374
Brookfield Renewable Corp. 36,228 1,208,073
#Brookfield Renewable Corp. 59,487 1,983,891
*Brookfield Wealth Solutions,
Ltd. 1,880 81,306
BRP, Inc. 4,168 257,356
BRP, Inc. 14,042 868,217
#*CAE, Inc. 74,071 1,909,261
*CAE, Inc. 153,193 3,955,443
Calian Group, Ltd. 12,818 716,532
Cameco Corp. 35,053 3,022,926
Cameco Corp. 92,008 7,947,651
Canaccord Genuity Group, Inc. 74,969 769,543
*Canada Goose Holdings, Inc. 19,985 178,502
*Canada Goose Holdings, Inc. 17,791 158,874
Canada Packers, Inc. 9,739 132,390
Canadian Imperial Bank of
Commerce 183,601 21,765,899
Canadian Imperial Bank of
Commerce 319,180 37,777,843
Canadian National Railway Co. 50,466 6,412,350
Canadian National Railway Co. 258,013 32,821,834
Canadian Natural Resources,
Ltd. 1,248,264 59,517,228
Canadian Natural Resources,
Ltd., Class A 168,373 8,015,076
Canadian Pacific Kansas City,
Ltd. 109,103 9,684,218

Dimensional International Core Equity Market ETF
continued
Shares Value
CANADA — (Continued)
Canadian Pacific Kansas City,
Ltd., Class A 290,875 $ 25,855,879
Canadian Tire Corp., Ltd.,
Class A 46,446 6,773,961
Canadian Utilities, Ltd., Class
A 96,118 3,817,725
#*Canfor Corp. 50,464 539,947
Capital Power Corp. 126,828 5,955,134
*Capstone Copper Corp. 627,528 5,953,878
Cardinal Energy, Ltd. 164,338 1,348,348
Cascades, Inc. 70,450 676,453
CCL Industries, Inc., Class B 120,307 7,971,298
*Celestica, Inc. 62,606 20,750,133
*Celestica, Inc. 15,305 5,060,791
Cenovus Energy, Inc. 616,505 18,612,286
Cenovus Energy, Inc. 442,921 13,345,882
Centerra Gold, Inc. 216,979 3,727,550
CES Energy Solutions Corp. 210,107 2,447,267
CGI, Inc. 12,142 888,114
CGI, Inc. 96,819 7,082,310
*Cineplex, Inc. 16,014 147,486
Cogeco Communications, Inc. 19,072 803,475
Cogeco, Inc. 4,306 178,766
*Colabor Group, Inc. 68 –
Colliers International Group,
Inc. 19,352 1,907,140
Colliers International Group,
Inc., Class B 5,156 506,614
Computer Modelling Group,
Ltd. 26 73
Constellation Software, Inc. 8,650 18,516,494
Corby Spirit and Wine, Ltd. 8 93
#*Cronos Group, Inc. 159,314 448,580
*Cronos Group, Inc. 15,455 43,738
*D-BOX Technologies, Inc. 85,500 74,356
Definity Financial Corp. 66,444 3,790,507
*Descartes Systems Group,
Inc. (The) 19,302 1,450,738
*Descartes Systems Group,
Inc. (The) 9,365 702,817
Dexterra Group, Inc. 2,648 29,409
Dollarama, Inc. 201,024 27,365,401
Doman Building Materials
Group, Ltd. 62,996 505,189
DPM Metals, Inc. 165,125 5,800,592
DREAM Unlimited Corp.,
Class A 19,256 271,781
Dynacor Group, Inc. 3,240 14,273
E-L Financial Corp., Ltd. 3,100 37,345
Eldorado Gold Corp. 95,465 2,882,088
Eldorado Gold Corp., Class B 61,890 1,866,604
#*Electrovaya, Inc. 1,435 11,796
Element Fleet Management
Corp. 315,047 7,065,174
Emera, Inc. 201,022 10,734,261
Emera, Inc. 10,562 569,186
Empire Co., Ltd., Class A 111,083 4,062,921
Enbridge, Inc. 138,338 7,522,132
Enbridge, Inc. 955,696 52,047,204
Shares Value
CANADA — (Continued)
#*Endeavour Silver Corp. 98,566 $ 741,216
#*Endeavour Silver Corp. 102,195 765,634
Enerflex, Ltd. 161,726 3,599,163
Enerflex, Ltd. 552 12,299
Enghouse Systems, Ltd. 5,896 72,205
*Ensign Energy Services, Inc. 72,534 180,450
EQB, Inc. 21,795 2,207,543
#Equinox Gold Corp. 428,406 3,834,234
#Equinox Gold Corp. 133,056 1,191,277
*ERO Copper Corp. 21,228 571,246
*ERO Copper Corp. 99,573 2,671,653
Evertz Technologies, Ltd. 8 91
Exchange Income Corp. 25,411 2,274,193
Exco Technologies, Ltd. 16 95
Extendicare, Inc. 59,928 1,515,661
Fairfax Financial Holdings, Ltd. 16,708 27,959,534
Fiera Capital Corp., Class A 40,956 145,098
Finning International, Inc. 113,502 7,516,367
*Firan Technology Group
Corp. 5,200 85,107
First Majestic Silver Corp. 136,326 2,048,980
First Majestic Silver Corp. 131,005 1,964,818
*First Quantum Minerals, Ltd. 477,352 13,223,009
FirstService Corp., Class WI 4,389 617,811
FirstService Corp., Class WI 16,164 2,277,346
#Fortis, Inc. 251,661 14,344,677
Fortis, Inc. 113,404 6,450,896
*Fortuna Mining Corp. 221,351 1,863,460
#*Fortuna Mining Corp. 261,034 2,200,517
Franco-Nevada Corp. 23,306 4,954,757
Franco-Nevada Corp. 73,409 15,630,244
Frontera Energy Corp. 2,443 15,569
*Galiano Gold, Inc. 55,439 96,031
George Weston, Ltd. 129,029 9,636,360
GFL Environmental, Inc. 80,338 3,319,566
GFL Environmental, Inc. 44,946 1,854,741
Gibson Energy, Inc. 156,735 3,585,291
#Gildan Activewear, Inc. 33,254 1,839,477
#Gildan Activewear, Inc.,
Class A 84,303 4,668,700
#*Global Atomic Corp. 50,000 19,247
*GoGold Resources, Inc. 458,642 948,114
#*Goldmining, Inc. 12,100 10,092
#Great-West Lifeco, Inc. 135,537 8,979,441
*Greenfire Resources, Ltd. 12,100 76,506
#Groupe Dynamite, Inc. 6,814 274,969
Hammond Power Solutions,
Inc., Class A 8,333 1,489,111
Headwater Exploration, Inc. 240,590 2,272,387
High Liner Foods, Inc. 8 84
Hudbay Minerals, Inc. 307,993 7,006,841
Hudbay Minerals, Inc., Class A 39,506 895,809
ΩHydro One, Ltd., Class R 223,117 9,288,258
*i-80 Gold Corp. 56,200 72,912
#*i-80 Gold Corp. 20,931 27,001
iA Financial Corp., Inc. 80,126 11,838,554
*IAMGOLD Corp. 143,941 2,035,706
*IAMGOLD Corp. 397,422 5,639,418

Dimensional International Core Equity Market ETF
continued
Shares Value
CANADA — (Continued)
*Imperial Metals Corp. 5,000 $ 25,662
Imperial Oil, Ltd. 70,638 9,152,566
Imperial Oil, Ltd. 63,404 8,214,476
InPlay Oil Corp. 17,200 186,241
Intact Financial Corp. 153,764 30,169,684
*Interfor Corp. 12,692 111,372
#*Ivanhoe Mines, Ltd., Class A 346,800 2,489,415
ΩJamieson Wellness, Inc. 36,712 1,082,112
*Journey Energy, Inc. 44,084 141,411
*K92 Mining, Inc. 173,675 2,789,249
K-Bro Linen, Inc. 6,850 231,450
*Kelt Exploration, Ltd. 159,323 1,133,438
Keyera Corp. 167,470 7,110,178
*Kinaxis, Inc. 7,410 887,393
Kinross Gold Corp. 724,573 16,737,636
Kinross Gold Corp. 223,118 5,140,374
*Knight Therapeutics, Inc. 22,400 157,120
*Kolibri Global Energy, Inc.,
Class R 10,436 54,306
Lassonde Industries, Inc.,
Class A 4 619
Leon's Furniture, Ltd. 20,767 364,313
*Lightspeed Commerce, Inc. 88,481 891,843
#*Lightspeed Commerce, Inc. 4,821 48,740
Linamar Corp. 39,054 2,878,279
Loblaw Cos., Ltd. 335,999 15,762,266
*Lucara Diamond Corp. 280 31
Lundin Gold, Inc. 74,429 4,164,331
Lundin Mining Corp.,
Registered 536,900 13,284,242
#*LunR Royalties Corp. 15,512 205,116
Magellan Aerospace Corp. 3,916 96,752
Magna International, Inc. 118,319 8,108,628
Magna International, Inc. 143,945 9,874,627
Mainstreet Equity Corp. 1,900 240,241
*Major Drilling Group
International, Inc. 84,087 834,367
Manulife Financial Corp. 439,351 19,498,873
Manulife Financial Corp. 552,468 24,551,678
Maple Leaf Foods, Inc. 89,933 1,833,470
Martinrea International, Inc. 67,551 490,676
*Mattr Corp. 18,885 231,275
*MDA Space, Ltd. 105,941 3,205,001
Medical Facilities Corp. 7,524 93,644
Melcor Developments, Ltd. 12 161
Meren Energy, Inc. 37,418 53,879
Methanex Corp. 53,690 2,982,480
Metro, Inc., Class A 149,044 9,899,790
Morguard Corp. 4 319
MTY Food Group, Inc. 18,016 439,853
Mullen Group, Ltd. 91,560 1,796,804
National Bank of Canada 222,855 36,021,222
Neo Performance Materials,
Inc. 32,060 754,165
*NFI Group, Inc. 36,244 651,583
North American Construction
Group, Ltd. 29,455 400,824
North West Co., Inc. (The) 44,649 1,618,421
Northland Power, Inc. 202,232 3,145,527
Shares Value
CANADA — (Continued)
Nutrien, Ltd. 286,558 $ 19,792,561
Nutrien, Ltd. 89,415 6,167,299
#*Obsidian Energy, Ltd. 32,062 343,966
#*Obsidian Energy, Ltd. 36,236 388,450
OceanaGold Corp. 184,495 4,445,187
Open Text Corp. 116,585 2,954,264
Open Text Corp. 34,569 875,776
OR Royalties, Inc. 10,539 312,973
OR Royalties, Inc. 63,797 1,898,599
*Organigram Global, Inc. 56,524 52,783
Orla Mining, Ltd. 63,561 568,168
*Orvana Minerals Corp. 16,800 22,514
Pan American Silver Corp. 141,575 6,091,504
Pan American Silver Corp. 193,425 8,338,552
Paramount Resources, Ltd.,
Class A 71,702 1,512,394
Parex Resources, Inc. 95,138 1,646,613
Pason Systems, Inc. 83,261 735,956
Pembina Pipeline Corp. 148,467 7,253,754
Pembina Pipeline Corp. 302,517 14,802,157
Pet Valu Holdings, Ltd. 37,197 520,495
Peyto Exploration &
Development Corp. 219,391 4,023,902
PHX Energy Services Corp. 45,999 348,882
Pizza Pizza Royalty Corp. 28,213 253,602
Polaris Renewable Energy,
Inc. 18,720 201,498
*Precision Drilling Corp. 8,484 659,461
*Precision Drilling Corp. 8,905 691,909
Premium Brands Holdings
Corp. 33,345 2,203,668
Quebecor, Inc., Class B 115,355 5,334,197
RB Global, Inc. 29,683 3,253,419
RB Global, Inc. 89,879 9,863,321
Restaurant Brands
International, Inc. 188,275 13,936,116
Restaurant Brands
International, Inc. 50,587 3,738,718
Richelieu Hardware, Ltd. 57,421 1,451,437
Rogers Communications, Inc.,
Class B 128,266 4,341,804
Rogers Communications, Inc.,
Class B 214,960 7,272,340
Rogers Sugar, Inc. 82,477 409,783
Royal Bank of Canada 566,703 118,527,517
Royal Bank of Canada 262,425 54,980,662
Russel Metals, Inc. 73,341 3,516,353
Saputo, Inc. 177,823 4,998,083
*Saturn Oil & Gas, Inc. 85,127 322,825
Savaria Corp. 53,966 1,120,212
Secure Waste Infrastructure
Corp. 180,139 3,102,369
*Shopify, Inc., Class A 149,465 17,492,365
*Shopify, Inc., Class A 219,817 25,751,562
Sienna Senior Living, Inc. 87,495 1,390,215
South Bow Corp. 67,119 2,486,970
South Bow Corp. 108,109 4,010,844
*Spartan Delta Corp. 10,132 85,947
Sprott, Inc. 5,702 587,363

Dimensional International Core Equity Market ETF
continued
Shares Value
CANADA — (Continued)
Sprott, Inc. 9,031 $ 927,531
#*SSR Mining, Inc. 47,516 1,217,360
*SSR Mining, Inc. 143,851 3,675,104
Stantec, Inc. 48,005 3,383,872
Stantec, Inc. 34,044 2,400,808
Stella-Jones, Inc. 44,915 2,476,192
StorageVault Canada, Inc.,
Class B 145,537 497,970
Strathcona Resources, Ltd. 13,298 403,059
Sun Life Financial, Inc. 261,990 21,721,536
Sun Life Financial, Inc. 168,608 13,986,034
Suncor Energy, Inc. 135,526 9,094,641
Suncor Energy, Inc. 813,508 54,732,818
Superior Plus Corp. 267,615 1,522,307
Surge Energy, Inc. 139,879 1,032,005
#*Talon Metals Corp. 1,170 4,195
Tamarack Valley Energy, Ltd. 607,958 5,811,538
TC Energy Corp. 131,459 8,846,084
TC Energy Corp. 317,056 21,379,086
Teck Resources, Ltd., Class B 253,523 15,272,226
Teck Resources, Ltd., Class B 71,789 4,317,012
TELUS Corp. 763 7,277
TerraVest Industries, Inc. 7,599 618,764
TFI International, Inc. 13,876 1,873,312
TFI International, Inc. 39,851 5,380,682
Thomson Reuters Corp. 40,073 3,932,364
Thomson Reuters Corp. 12,784 1,253,203
*Tidewater Midstream and
Infrastructure, Ltd. 10 140
*Tilray Brands, Inc. 68,858 311,195
#*Tilray Brands, Inc. 3,558 16,153
TMX Group, Ltd. 180,450 6,591,053
Torex Gold Resources, Inc. 92,819 3,569,580
Toromont Industries, Ltd. 55,617 8,360,093
Toronto-Dominion Bank (The) 214,669 25,714,067
Toronto-Dominion Bank (The) 721,700 86,546,264
Total Energy Services, Inc. 44,171 744,029
#Tourmaline Oil Corp. 335,753 14,817,313
TransAlta Corp. 130,196 1,627,450
TransAlta Corp., Class A 73,258 916,998
*Trekor Metals, Ltd. 102,402 693,262
#*Trekor Metals, Ltd. 127,191 857,702
Trican Well Service, Ltd. 236,084 996,270
Triple Flag Precious Metals
Corp. 22,598 648,695
Triple Flag Precious Metals
Corp. 4,850 139,535
*Trisura Group, Ltd. 40,848 1,213,050
*Valeura Energy, Inc. 101,725 907,864
Vecima Networks, Inc. 4 37
Vermilion Energy, Inc. 43,442 516,529
Vermilion Energy, Inc. 135,440 1,614,445
VersaBank 16 309
*<Victoria Gold Corp. 2,045 –
*Vitalhub Corp. 5,600 27,305
Wajax Corp. 23,868 552,102
#Waste Connections, Inc. 37,381 6,257,657
Waste Connections, Inc. 107,178 17,939,454
Shares Value
CANADA — (Continued)
*Well Health Technologies
Corp. 180,812 $ 520,712
*Wesdome Gold Mines, Ltd. 144,337 2,676,127
West Fraser Timber Co., Ltd. 10,977 711,858
West Fraser Timber Co., Ltd. 21,907 1,417,627
*Western Forest Products, Inc. 4,766 61,424
Westshore Terminals
Investment Corp. 27,438 784,306
Wheaton Precious Metals
Corp. 13,406 1,457,139
Wheaton Precious Metals
Corp. 163,928 17,873,070
Whitecap Resources, Inc. 709,687 8,367,411
Whitecap Resources, Inc. 422,547 4,986,055
Winpak, Ltd. 24,412 765,154
WSP Global, Inc. 84,774 10,349,819
Yellow Pages, Ltd. 9 84
TOTAL CANADA 2,116,505,651
CHINA — (0.0%)
China Gold International
Resources Corp., Ltd. 184 4,061
TOTAL CHINA 4,061
DENMARK — (1.6%)
AL Sydbank 59,960 5,759,040
ALK-Abello A/S 63,288 2,162,610
Alm Brand A/S 548,925 1,438,903
#Ambu A/S, Class B 122,454 1,363,689
AP Moller - Maersk A/S, Class
A 1,410 3,667,834
#AP Moller - Maersk A/S,
Class B 3,206 8,588,976
*Bang & Olufsen A/S 6,263 8,975
*Bavarian Nordic A/S 92,113 2,522,323
Carlsberg A/S, Class B 68,005 10,009,063
Chemometec A/S 8,888 591,827
Coloplast A/S, Class B 35,767 2,364,005
Columbus A/S 7,659 11,695
D/S Norden A/S 23,475 1,216,252
Danske Bank A/S 437,865 25,152,764
*Demant A/S 63,537 2,748,127
*DFDS A/S 30,790 590,042
DSV A/S 98,906 21,397,219
FLSmidth & Co. A/S 34,656 2,588,231
#Foroya Banki P/F 4 176
#*Genmab A/S 34,676 9,919,628
*Genmab A/S, Class S, ADR 15,280 441,134
#*GN Store Nord A/S 172,993 2,601,518
H Lundbeck A/S, Class A 178,515 1,140,320
H Lundbeck A/S, Class A 12,962 71,825
#*H+H International A/S, Class
B 894 14,229
ISS A/S 102,420 4,530,805
Jyske Bank A/S, Registered 33,336 5,285,116
#Matas A/S 31,266 435,537
#MT Hoejgaard Holding A/S 272 11,095
Ω#*Netcompany Group A/S 43,154 2,145,494
*NKT A/S 39,293 5,346,521
Novo Nordisk A/S, Class B 1,723,113 81,292,051

Dimensional International Core Equity Market ETF
continued
Shares Value
DENMARK — (Continued)
Novo Nordisk A/S, Class B,
Sponsored ADR 65,882 $ 3,101,725
Novonesis Novozymes B,
Class B 224,309 14,570,115
#*NTG Nordic Transport
Group A/S 8,514 333,523
Ω*Orsted A/S 236,458 5,277,471
Pandora A/S 36,930 4,615,717
Per Aarsleff Holding A/S 16,315 1,815,638
Ringkjoebing Landbobank A/S 17,411 4,668,482
ROCKWOOL A/S, Class A 1,130 38,004
ROCKWOOL A/S, Class B 124,205 3,972,725
Royal Unibrew A/S 37,497 2,813,105
ΩScandinavian Tobacco
Group A/S, Class A 55,800 618,402
Schouw & Co. A/S 12,865 1,229,717
SJF Bank A/S 2,402 154,914
#*Solar A/S, Class B 5,629 189,749
SP Group A/S 2,976 217,357
TORM PLC, Class A 50,169 1,528,217
#Tryg A/S 251,186 5,981,217
UIE PLC 3,184 178,883
Vestas Wind Systems A/S 675,987 18,161,932
*Zealand Pharma A/S 18,138 848,725
TOTAL DENMARK 275,732,642
FINLAND — (1.1%)
Aktia Bank OYJ 7,622 105,234
#Alandsbanken Abp, Class B 4 202
Alma Media OYJ 24 374
#Anora Group OYJ 4,617 19,336
#Apetit OYJ 8 116
#Bittium OYJ 1,551 50,769
Digia OYJ 8 55
Elisa OYJ 82,040 3,301,800
#*Endomines Finland OYJ 1,486 12,823
ΩEnento Group OYJ 4,582 79,921
*Finnair OYJ 121 668
#Fiskars OYJ Abp 1,960 29,316
Fortum OYJ 330,971 7,511,250
F-Secure OYJ 15,174 32,298
#Harvia OYJ 9,808 465,489
Hiab OYJ, Class B 32,254 2,182,057
Huhtamaki OYJ 64,510 2,293,458
Kalmar OYJ, Class B 33,292 1,476,240
#Kemira OYJ 152,201 2,978,702
Kesko OYJ, Class A 17,154 417,428
Kesko OYJ, Class B 281,387 6,986,517
#Kone OYJ, Class B 231,146 13,323,839
Konecranes OYJ 141,487 4,401,782
Lassila & Tikanoja OYJ 1,107 8,559
#*Lindex Group OYJ 19,685 51,865
Lumo Kodit Oyj 92,534 838,411
Luotea PLC 1,107 2,427
#Mandatum OYJ 451,051 3,085,196
Marimekko OYJ 15,287 185,382
#*Metsa Board OYJ 2,775 9,380
Metso OYJ 409,448 7,589,262
Neste OYJ 239,020 8,404,132
Shares Value
FINLAND — (Continued)
Nokia OYJ 2,567,897 $ 23,511,850
Nokia OYJ, Sponsored ADR 610,822 5,582,913
#Nokian Renkaat OYJ 101,518 1,778,887
Nordea Bank Abp 1,794,759 36,136,780
Olvi OYJ, Class A 4,252 161,930
#Oma Saastopankki OYJ 2,144 41,738
#Oriola OYJ, Class B 15,058 15,541
Orion OYJ, Class A 3,203 297,396
Orion OYJ, Class B 86,424 8,064,185
Outokumpu OYJ 340,623 2,033,980
Pihlajalinna OYJ 807 9,545
Ponsse OYJ 138 3,699
Puuilo OYJ 71,755 1,413,387
Raisio OYJ, Class V 21,961 65,063
#*Revenio Group OYJ 7,722 108,569
#Sampo OYJ, Class A 1,824,221 20,199,393
Sampo OYJ, Class A 61,200 674,855
Sanoma OYJ 56,097 571,845
Scanfil OYJ 1,210 16,010
Stora Enso OYJ, Class R 425,272 4,862,628
Taaleri PLC 8 67
Teleste OYJ 16 61
ΩTerveystalo OYJ 76,370 665,157
#Tieto Oyj 128,772 2,746,860
#Tokmanni Group Corp. 6,962 58,514
UPM-Kymmene OYJ 407,816 11,035,877
Vaisala OYJ, Class A 14,900 942,875
Valmet OYJ 150,614 4,526,305
Wartsila OYJ Abp 314,699 10,623,332
*YIT OYJ 146,687 495,342
TOTAL FINLAND 202,488,872
FRANCE — (7.6%)
ABC arbitrage 17,829 106,053
Accor SA 120,152 6,207,012
#Aeroports de Paris SA 30,700 4,235,092
#*Air France-KLM 7,601 105,031
Air Liquide SA 318,376 62,535,984
Airbus SE 254,276 59,155,045
*Alstom SA 236,150 4,368,972
Alten SA 28,525 2,464,739
ΩAmundi SA 64,760 7,029,979
Arkema SA 22,527 1,526,595
Aubay 4,168 264,711
AXA SA 804,801 41,612,791
ΩAyvens SA 314,368 4,206,523
#Beneteau SACA 28,200 194,673
BioMerieux 23,358 1,857,030
BNP Paribas SA 513,835 64,830,174
Boiron SA, Class A 248 7,818
Bouygues SA 234,849 13,175,214
#Bureau Veritas SA 292,186 9,298,585
Capgemini SE 97,384 11,484,623
Carrefour SA 501,597 9,196,282
Cie de Saint-Gobain SA 421,774 39,442,893
Cie des Alpes 22,277 521,587
Cie Generale des
Etablissements Michelin SCA 549,794 22,120,803
*Clariane SE 134,958 619,551

Dimensional International Core Equity Market ETF
continued
Shares Value
FRANCE — (Continued)
Coface SA 108,980 $ 1,981,113
Credit Agricole SA 442,782 9,819,505
Danone SA 414,278 32,183,225
Dassault Aviation SA 9,968 3,419,959
#Dassault Systemes SE 247,587 5,711,464
Derichebourg SA 117,022 1,252,148
Edenred SE 50,383 1,653,251
Eiffage SA, Class P 72,241 10,244,150
Electricite de Strasbourg SA,
Class B 523 98,083
Ω#Elior Group SA 101,351 246,512
#Elis SA 175,915 5,015,445
*Emeis SA 62,583 1,048,390
Engie SA 1,397,127 43,578,339
#*Eramet SA 3,179 157,716
#EssilorLuxottica SA, Class B 112,610 21,254,870
Etablissements Maurel et
Prom SA 45,057 420,943
Eurofins Scientific SE 105,635 8,284,050
ΩEuronext NV 50,088 9,139,915
#*Eutelsat Communications
SACA 43,110 101,829
Exosens SAS 26,119 1,718,929
#FDJ UNITED 30,130 760,226
*FIGEAC-AERO 3,707 46,489
Fnac Darty SA 11,298 449,112
*Forvia SE 190,195 1,942,762
Gaztransport Et Technigaz SA 25,865 5,823,828
#Getlink SE 103,787 2,206,735
GL Events SACA 10,382 376,268
Hermes International SCA 14,957 26,355,227
*ID Logistics Group SACA 3,345 1,383,567
#Imerys SA 28,875 782,049
#Interparfums SA 10,372 293,564
Ipsen SA 33,639 6,471,197
IPSOS SA 34,185 1,405,709
Jacquet Metals SACA 1,592 38,831
JCDecaux SE 89,590 2,333,680
Kaufman & Broad SA 16,945 494,225
Kering SA, Class A 40,361 13,197,487
Legrand SA 179,143 27,083,231
LISI SA 13,106 954,507
L'Oreal SA 106,233 47,295,472
Lumibird 2,454 74,539
LVMH Moet Hennessy Louis
Vuitton SE 154,480 84,451,673
Manitou BF SA 10,040 254,133
Mersen SA 23,644 1,013,062
#Metropole Television SA 29,397 409,255
Nexans SA 30,237 4,585,212
#*Nexity SA 37,357 303,016
North Atlantic Energies 1,024 78,407
Oeneo SA 40 422
Opmobility 77,859 1,146,632
Orange SA 1,855,327 35,371,073
*OVH Groupe SA 10,148 174,436
Pernod Ricard SA 107,558 8,392,779
*Pierre Et Vacances SA 47,212 101,904
Shares Value
FRANCE — (Continued)
#Planisware SA 522 $ 13,874
Pluxee NV 25,853 421,786
Publicis Groupe SA 209,847 22,362,111
Quadient SA 21,910 342,332
Remy Cointreau SA 18,291 1,020,247
Renault SA 109,182 3,424,382
Rexel SA 173,945 7,172,742
Robertet SA, Class A 249 228,043
Rubis SCA 77,402 2,981,555
Safran SA 201,033 78,271,377
Sanofi SA 545,956 46,778,282
Sartorius Stedim Biotech 14,638 2,807,518
Schneider Electric SE 229,764 76,557,159
SCOR SE 140,614 5,549,169
SEB SA 647 43,362
#Seche Environnement SACA 2,154 200,741
SES SA, Class A 393,879 2,608,035
Ω*SMCP SA 24,943 191,130
Societe BIC SA 19,265 1,505,026
Societe Generale SA 462,547 43,271,813
Societe LDC SADIR 948 124,342
Sodexo SA 40,508 2,661,229
*SOITEC 6,823 816,421
Sopra Steria Group 11,969 2,520,079
SPIE SA 116,398 6,230,035
Stef SA 2,671 416,100
STMicroelectronics NV 256,313 13,469,592
STMicroelectronics NV- NYS 135,671 7,107,804
Sword Group 211 7,599
Synergie SE 4 136
Technip Energies NV 115,221 3,963,767
Teleperformance SE 41,233 3,273,402
#Television Francaise 1 SA 59,536 486,001
Thales SA 70,982 20,082,234
Thermador Groupe 195 16,984
#TotalEnergies SE 3,888 341,600
TotalEnergies SE 1,227,049 107,888,264
Trigano SA 9,652 1,675,760
#*Ubisoft Entertainment SA 26,697 174,837
Valeo SE 287,784 4,926,912
Vallourec SACA 148,490 3,555,286
#Veolia Environnement SA 434,913 17,248,405
Vetoquinol SA 384 32,252
Vicat SACA 18,272 1,376,996
VIEL & Cie SA 3,598 78,240
Vinci SA 333,248 46,987,910
Virbac SACA 2,439 947,089
*Viridien 8,575 916,548
#*Voltalia SA, Registered 2,698 21,667
#Vusion 4,846 724,266
Wavestone 4,123 153,696
Ω*X-Fab Silicon Foundries SE 41,320 308,301
TOTAL FRANCE 1,344,232,743
GERMANY — (7.0%)
1&1 AG 17,214 391,358
Adesso SE 1,058 70,967
adidas AG 115,034 21,096,956
Adtran Networks SE 2,477 66,118

Dimensional International Core Equity Market ETF
continued
Shares Value
GERMANY — (Continued)
#AIXTRON SE 61,321 $ 2,558,951
Allgeier SE 1,106 21,124
Allianz SE, Registered 205,825 102,421,115
Alzchem Group AG 6,521 1,154,670
Atoss Software SE 3,475 336,645
ΩAumann AG 4,860 77,724
*Aumovio SE 42,062 1,928,517
Aurubis AG 19,927 4,163,543
#*Auto1 Group SE 8,671 225,267
BASF SE 689,182 39,964,072
Basler AG 10,147 291,866
Bayer AG, Registered 931,837 51,515,582
Bayerische Motoren Werke AG 176,954 12,073,143
#*BayWa AG 5,993 18,790
Bechtle AG 60,347 2,506,503
ΩBefesa SA 29,671 1,193,121
#Beiersdorf AG 39,530 3,671,244
Bijou Brigitte AG 787 43,644
Bilfinger SE 56,565 5,369,168
Borussia Dortmund GmbH &
Co. KGaA 51,806 180,008
Brenntag SE 92,088 6,477,893
CANCOM SE 21,863 601,192
#Carl Zeiss Meditec AG, Class
BR 19,360 679,376
*CECONOMY AG 127,519 625,014
Cewe Stiftung & Co. KGAA 5,392 594,941
Commerzbank AG 505,679 21,916,732
Continental AG 101,605 8,400,547
#CTS Eventim AG & Co.
KGaA 25,586 1,722,121
Daimler Truck Holding AG 339,643 19,124,580
Dermapharm Holding SE 3,119 147,131
Deutsche Bank AG,
Registered 305,477 11,202,991
*Deutsche Bank AG,
Registered Sponsored 771,431 28,311,518
Deutsche Boerse AG 131,994 39,834,351
Deutsche Lufthansa AG,
Registered 82,812 860,944
Deutsche Post AG 636,774 42,317,283
Deutsche Telekom AG 2,516,690 77,485,618
Deutsche Wohnen SE 19,648 417,759
#Deutz AG 156,131 1,757,742
Duerr AG 41,949 861,037
ΩDWS Group GmbH & Co.
KGaA 30,987 2,595,471
E.ON SE 1,833,349 39,476,646
Eckert & Ziegler SE 51,932 813,202
Elmos Semiconductor SE 8,809 1,479,738
ElringKlinger AG 1,545 8,604
#Energiekontor AG 1,372 53,829
Evonik Industries AG 184,430 3,721,915
#*Evotec SE 70,485 276,539
Fielmann Group AG 16,372 765,716
flatexDEGIRO SE 64,119 2,677,926
Fraport AG Frankfurt Airport
Services Worldwide 28,388 2,209,570
Freenet AG 113,685 3,181,061
Shares Value
GERMANY — (Continued)
Fresenius Medical Care AG 154,369 $ 7,894,727
Fresenius Medical Care AG,
Sponsored ADR 1,698 43,571
Fresenius SE & Co. KGaA 292,955 15,005,875
Friedrich Vorwerk Group SE 7,792 588,109
FUCHS SE 12,716 504,748
GEA Group AG 116,183 8,241,019
*Gerresheimer AG 11,194 354,695
GFT Technologies SE 17,722 464,893
Grand City Properties SA 14,391 160,277
#Hannover Rueck SE 53,684 15,478,583
Ω#Hapag-Lloyd AG 14,322 2,094,375
Heidelberg Materials AG 101,362 18,776,140
#*Heidelberger
Druckmaschinen AG 227,888 354,752
Henkel AG & Co. KGaA 40,154 3,284,760
#Hensoldt AG 38,119 3,498,097
HOCHTIEF AG 12,734 6,493,366
Hornbach Holding AG & Co.
KGaA 9,272 888,636
#HUGO BOSS AG 37,034 1,620,437
Indus Holding AG 22,381 815,002
Infineon Technologies AG 776,673 55,108,352
#Init Innovation in Traffic
Systems SE 1,081 58,518
ΩInstone Real Estate Group
SE 3,617 32,127
#*IONOS Group SE 41,903 1,514,804
IVU Traffic Technologies AG 1,119 29,612
Jenoptik AG 59,763 2,563,383
ΩJOST Werke SE 19,813 1,319,879
#K+S AG, Registered 190,417 3,189,865
KION Group AG 57,693 2,584,121
Knorr-Bremse AG 60,095 7,114,739
*Kontron AG 29,211 751,490
Krones AG 10,544 1,351,437
KWS Saat SE & Co. KGaA 8,380 693,231
LANXESS AG 99,304 1,889,764
LEG Immobilien SE,
Registered 54,028 3,235,526
#Leifheit AG 857 13,015
#*Medios AG 709 8,957
Mercedes-Benz Group AG 503,332 27,061,732
Merck KGaA 65,574 10,800,113
MLP SE 38,034 338,265
MTU Aero Engines AG 45,765 19,050,540
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 78,587 47,216,397
Mutares SE & Co. KGaA 8,985 276,016
Nagarro SE 5,926 520,566
#Nemetschek SE 25,423 1,697,987
*Nordex SE 98,598 4,360,705
Norma Group SE 19,427 407,695
*Pentixapharm Holding AG 6,215 13,622
Pfeiffer Vacuum Technology
AG 652 122,876
#ProCredit Holding AG 14,898 140,727

Dimensional International Core Equity Market ETF
continued
Shares Value
GERMANY — (Continued)
#*Puma SE 46,321 $ 1,465,601
*PVA TePla AG 12,483 473,382
#QIAGEN NV 84,185 3,459,803
QIAGEN NV 66,036 2,733,890
Rational AG 3,499 2,713,370
RENK Group AG 46,326 2,550,422
Rheinmetall AG 24,521 32,162,389
#RTL Group SA 23,497 877,268
RWE AG 460,927 30,323,656
SAF-Holland SE 35,614 883,026
Salzgitter AG 25,951 1,539,175
SAP SE 402,272 72,979,634
#SAP SE, Sponsored ADR 4,182 767,899
#Schaeffler AG 158,873 1,295,990
Ω#Scout24 SE 34,363 2,939,526
Secunet Security Networks AG 1,690 347,664
*SFC Energy AG, Class BR 3,197 73,750
*SGL Carbon SE, Registered 9,361 40,389
Siemens AG, Registered 314,001 102,113,999
Siemens Energy AG 391,592 66,428,493
Ω#Siemens Healthineers AG 244,521 10,369,952
#*Siltronic AG 12,644 1,107,068
#Sixt SE 17,434 1,433,193
#*SMA Solar Technology AG 10,285 625,395
Stabilus SE 9,565 158,252
STRATEC SE 1,113 24,997
#Stroeer SE & Co. KGaA 33,118 1,510,438
*Suedzucker AG 56,752 739,151
*Surteco Group SE 4 39
#SUSS MicroTec SE 15,453 1,322,790
Symrise AG, Class A 13,995 1,434,683
TAG Immobilien AG 193,626 3,076,541
Talanx AG 68,604 9,100,893
Ω*TeamViewer SE 75,242 518,552
Technotrans SE 2,237 80,044
thyssenkrupp AG 351,357 4,873,277
#*Tkms AG& Co. KGaA 328 30,907
#Traton SE 2,577 120,733
#TUI AG 423,145 3,657,211
United Internet AG 72,915 1,983,214
*Verbio SE 3,530 116,482
Volkswagen AG 34,683 3,026,757
#Vonovia SE, Class R 507,020 12,267,883
#Vossloh AG 8,295 555,450
*Wacker Chemie AG 9,653 982,903
Wacker Neuson SE 26,384 658,727
Washtec AG 1,631 72,998
Wuestenrot &
Wuerttembergische AG 15,027 252,078
Ω#*Zalando SE 119,299 3,878,950
Zeal Network SE 113 5,643
TOTAL GERMANY 1,242,121,733
HONG KONG — (1.5%)
AIA Group, Ltd. 5,501,000 55,595,064
ASMPT, Ltd. 211,100 4,073,076
Bank of East Asia, Ltd. (The) 738,292 1,570,433
Best Mart 360 Holdings, Ltd. 94,000 19,659
BOC Hong Kong Holdings, Ltd. 2,090,500 13,916,050
Shares Value
HONG KONG — (Continued)
#*Bright Smart Securities &
Commodities Group, Ltd. 954,000 $ 778,617
Ω#Budweiser Brewing Co.
APAC, Ltd. 1,228,500 1,030,852
Cafe de Coral Holdings, Ltd. 96,000 67,945
Cathay Pacific Airways, Ltd. 1,601,000 2,980,846
#*Central New Energy Holding
Group, Ltd. 133,000 139,248
Chow Sang Sang Holdings
International, Ltd. 380,000 563,584
CITIC Telecom International
Holdings, Ltd. 1,747,000 619,346
CK Asset Holdings, Ltd. 1,272,127 7,760,987
CK Hutchison Holdings, Ltd. 1,371,000 12,867,986
CK Infrastructure Holdings,
Ltd. 462,000 3,688,176
*CK Life Sciences Int'l
Holdings, Inc. 646,000 46,134
CLP Holdings, Ltd. 857,500 8,540,444
C-Mer Medical Holdings, Ltd. 358,000 42,458
Cowell e Holdings, Inc. 133,000 349,393
ΩCrystal International Group,
Ltd. 419,500 346,659
CTF Services, Ltd. 275,127 287,702
Dah Sing Banking Group, Ltd. 371,600 714,141
Dah Sing Financial Holdings,
Ltd. 179,200 1,139,425
#*Deep Source Holdings, Ltd. 4,470,000 296,419
Dream International, Ltd. 128,500 114,053
Eagle Nice International
Holdings, Ltd. 20,000 7,014
Emperor Watch & Jewellery,
Ltd. 750,000 26,302
*Esprit Holdings, Ltd. 140,500 8,779
First Pacific Co., Ltd. 1,788,000 1,276,882
Ω*FIT Hon Teng, Ltd. 1,619,000 970,376
Galaxy Entertainment Group,
Ltd. 1,515,000 6,607,453
Giordano International, Ltd. 198,000 35,350
*GoFintech Quantum
Innovation, Ltd. 28,000 6,177
Great Eagle Holdings, Ltd. 79,000 159,781
#Guotai Junan International
Holdings, Ltd. 2,471,000 655,438
Hang Lung Group, Ltd. 604,000 1,064,487
Hang Lung Properties, Ltd. 1,439,697 1,338,425
*Hao Tian International
Construction Investment
Group, Ltd. 10,056,000 20,518
#Henderson Land
Development Co., Ltd. 959,000 3,473,220
HK Electric Investments & HK
Electric Investments, Ltd. 706,500 582,023
HKT Trust & HKT, Ltd., Class
SS 3,038,000 5,141,076
Hong Kong & China Gas Co.,
Ltd. 7,964,000 7,139,732
Hong Kong Exchanges &
Clearing, Ltd. 694,600 36,193,323

Dimensional International Core Equity Market ETF
continued
Shares Value
HONG KONG — (Continued)
*Hong Kong Technology
Venture Co., Ltd. 153,401 $ 20,736
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,000 761
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 568,000 84,748
Hysan Development Co., Ltd. 331,000 787,231
IGG, Inc. 627,000 267,060
ΩImpro Precision Industries,
Ltd. 115,000 106,617
Johnson Electric Holdings, Ltd. 416,492 987,373
#Karrie International Holdings,
Ltd. 576,000 134,421
Kerry Properties, Ltd. 466,500 1,164,822
KLN Logistics Group, Ltd. 263,000 200,899
Luk Fook Holdings
International, Ltd. 411,000 1,291,451
#Man Wah Holdings, Ltd. 801,600 322,006
*Man YUE Technology
Holdings, Ltd. 114,000 22,679
*Melco International
Development, Ltd. 689,500 323,577
MGM China Holdings, Ltd. 472,800 684,938
Midland Holdings, Ltd., Class
B 146,000 42,078
Modern Dental Group, Ltd. 59,000 57,859
*Mongolian Mining Corp. 642,000 582,103
#MTR Corp., Ltd. 824,500 3,482,381
NagaCorp, Ltd. 922,036 408,012
#*New World Development
Co., Ltd. 747,000 655,397
#Nissin Foods Co., Ltd. 76,000 64,936
Oriental Watch Holdings 58,000 24,334
Pacific Basin Shipping, Ltd. 4,418,000 1,847,970
Pacific Textiles Holdings, Ltd. 79,000 10,175
PAX Global Technology, Ltd. 743,000 373,319
PCCW, Ltd. 2,312,000 1,733,646
Pico Far East Holdings, Ltd. 66,000 18,937
Plover Bay Technologies, Ltd. 173,000 183,996
Power Assets Holdings, Ltd. 895,500 6,743,429
PRADA SpA 300,100 1,655,571
Public Financial Holdings, Ltd. 50,000 8,990
Sa Sa International Holdings,
Ltd. 288,000 33,789
ΩSamsonite Group SA 710,100 1,279,549
Sands China, Ltd. 1,988,800 3,733,312
*Shandong Hi-Speed Holdings
Group, Ltd. 200,000 11,732
Shangri-La Asia, Ltd. 254,000 134,100
*Shenwan Hongyuan HK, Ltd. 370,000 49,072
SITC International Holdings
Co., Ltd. 1,196,000 6,021,486
#*SJM Holdings, Ltd. 3,079,249 624,363
SmarTone
Telecommunications Holdings,
Ltd. 117,500 73,423
Stella International Holdings,
Ltd. 534,000 991,512
Sun Hung Kai Properties, Ltd. 675,500 10,612,834
Shares Value
HONG KONG — (Continued)
#SUNeVision Holdings, Ltd. 744,000 $ 458,264
Swire Pacific, Ltd., Class A 178,000 2,258,595
Swire Pacific, Ltd., Class B 160,000 305,652
Swire Properties, Ltd. 766,200 2,335,261
Techtronic Industries Co., Ltd. 832,000 14,005,305
*Texhong International Group,
Ltd. 164,000 137,406
*Tongda Group Holdings, Ltd. 18,000 4,407
*TVB, Ltd. 122,000 37,184
#United Laboratories
International Holdings, Ltd.
(The) 928,000 1,055,621
#Vitasoy International
Holdings, Ltd. 294,000 242,951
#*Vobile Group, Ltd. 1,833,000 579,708
VSTECS Holdings, Ltd. 752,000 901,449
#VTech Holdings, Ltd. 159,900 1,053,208
ΩWH Group, Ltd. 7,443,260 8,020,754
Wharf Real Estate Investment
Co., Ltd. 1,288,000 4,365,823
Wynn Macau, Ltd., Class B 759,200 549,920
Xinyi Glass Holdings, Ltd. 1,475,550 1,753,740
#Yue Yuen Industrial Holdings,
Ltd. 686,000 1,240,497
*Yunfeng Financial Group, Ltd. 148,000 30,387
TOTAL HONG KONG 269,448,809
IRELAND — (0.3%)
AIB Group PLC 1,714,374 20,227,700
Bank of Ireland Group PLC 674,914 14,047,281
Cairn Homes PLC 446,193 1,250,049
FBD Holdings PLC 114 2,295
Glanbia PLC 115,408 3,051,344
Ω*Glenveagh Properties PLC 430,151 1,180,360
Irish Continental Group PLC 15,841 143,985
Kerry Group PLC, Class A 106,276 10,124,435
Kingspan Group PLC 108,189 9,989,262
Permanent TSB Group
Holdings PLC 4,326 14,783
TOTAL IRELAND 60,031,494
ISRAEL — (1.2%)
Ackerstein Group, Ltd. 14,451 43,318
Afcon Holdings, Ltd. 108 21,162
*AFI Properties, Ltd. 16 1,004
#Africa Israel Residences, Ltd. 5,029 356,381
*Airport City, Ltd. 35,443 637,758
Alrov Properties and Lodgings,
Ltd., Registered 4 333
Altshuler Shaham Finance,
Ltd. 55,114 115,118
Amot Investments, Ltd. 202,443 1,229,011
Analyst IMS Investment
Management Services, Ltd. 5,447 256,149
Arad, Ltd. 8 135
*Argo Properties NV 6,625 273,901
*Ashdod Refinery, Ltd. 2,196 84,408
Ashot Ashkelon Industries, Ltd. 541 13,616
Ashtrom Group, Ltd. 38,986 798,525
AudioCodes, Ltd. 970 9,293

Dimensional International Core Equity Market ETF
continued
Shares Value
ISRAEL — (Continued)
Aura Investments, Ltd. 94,450 $ 493,509
Automatic Bank Services, Ltd. 3,629 26,392
Ayalon Holdings, Ltd. 10,658 492,151
Azorim-Investment
Development & Construction
Co., Ltd. 48,503 228,406
Azrieli Group, Ltd. 12,364 1,634,052
Bank Hapoalim BM 961,430 23,337,554
Bank Leumi Le-Israel BM 1,093,118 25,841,586
*Bet Shemesh Engines
Holdings 1997, Ltd. 5,275 1,431,519
Bezeq The Israeli
Telecommunication Corp., Ltd. 2,431,335 5,813,639
Big Shopping Centers, Ltd. 7,823 1,757,406
Blue Square Real Estate, Ltd. 2,994 314,345
*Camtek, Ltd. 15,102 2,101,452
Carasso Motors, Ltd. 21,434 214,189
*Carasso Real Estate, Ltd. 6,204 66,798
Cellcom Israel, Ltd. 81,444 878,765
*CIELO-BLU GROUP, Ltd. 19,332 18,611
Clal Insurance Enterprises
Holdings, Ltd., Registered 74,815 5,663,379
Danel Adir Yeoshua, Ltd. 3,195 449,176
Danya Cebus, Ltd. 1,411 54,050
*Delek Automotive Systems,
Ltd. 1 4
Delek Group, Ltd. 88,790 2,323,157
*Delek Yizum Nechasim, Ltd. 8,879 195,578
Delta Galil, Ltd. 4,766 275,487
Delta Israel Brands, Ltd. 4,198 157,109
*Doral Group Renewable
Energy Resources, Ltd. 75,553 1,704,917
*Duniec Brothers, Ltd. 2,286 188,276
#El Al Israel Airlines 316,797 1,405,963
Elbit Systems, Ltd. 7,308 5,909,614
Elbit Systems, Ltd. 4,151 3,337,175
Electra Consumer Products
1970, Ltd. 9,472 222,931
Electra, Ltd. 15,604 606,396
Energix-Renewable Energies,
Ltd. 184,470 1,337,372
*Enlight Renewable Energy,
Ltd. 76,168 6,467,230
*Equital, Ltd. 14,391 538,579
*Fattal Holdings 1998, Ltd. 4,348 962,562
First International Bank Of
Israel, Ltd. (The) 52,406 4,045,778
FMS Enterprises Migun, Ltd. 1,900 120,063
#Formula Systems 1985, Ltd. 7,426 783,063
Fox Wizel, Ltd. 5,728 565,477
Gav-Yam Lands Corp., Ltd. 1 10
*Gilat Satellite Networks, Ltd. 51,984 574,818
#Hagag Group Real Estate
Development 15,470 109,527
Harel Insurance Investments &
Financial Services, Ltd. 102,110 5,858,866
Hilan, Ltd. 10,568 755,116
ICL Group, Ltd. 321,018 1,640,655
IDI Insurance Co., Ltd. 11,311 893,902
Shares Value
ISRAEL — (Continued)
Inrom Construction Industries,
Ltd. 81,364 $ 649,392
Israel Canada T.R, Ltd., Class
A 123,091 629,494
Israel Discount Bank, Ltd.,
Class A 752,707 7,856,087
#Israel Shipyards Industries,
Ltd. 2,236 83,755
Isras Investment Co., Ltd. 1,313 362,322
*Isrotel, Ltd. 3,831 158,011
Issta, Ltd. 490 14,342
Kamada, Ltd. 9,872 71,699
Kenon Holdings, Ltd. 16,040 1,093,726
*Kvutzat Acro, Ltd. 10,172 136,362
Lahav L.R. Real Estate, Ltd. 9,317 34,260
Land Development Nimrodi
Group, Ltd. 6,136 79,892
Lapidoth Capital, Ltd. 2,902 76,318
Libra Insurance Co., Ltd. 9,709 68,549
M Yochananof & Sons, Ltd. 2,078 237,513
*Malam-Team Holding, Ltd. 452 19,897
Matrix IT, Ltd. 32,965 931,205
Max Stock, Ltd. 56,718 647,539
Mediterranean Towers, Ltd. 19,923 98,699
Mega Or Holdings, Ltd. 11,102 1,801,539
Meitav Investment House, Ltd. 35,118 1,518,418
Menora Mivtachim Holdings,
Ltd. 14,228 2,225,630
#*Meshek Energy Renewable
Energies, Ltd. 68,594 250,887
Meshulam Levinstein
Contracting & Engineering,
Ltd. 565 70,428
*Migdal Insurance & Financial
Holdings, Ltd. 465,489 2,643,520
Mivne Real Estate KD, Ltd. 426,297 1,879,402
Mizrahi Tefahot Bank, Ltd. 91,663 6,816,017
#*Nayax, Ltd. 5,794 393,186
Neto Malinda Trading, Ltd. 11,435 526,910
Next Vision Stabilized
Systems, Ltd. 45,015 3,491,358
*Nice, Ltd. 4,595 446,422
#*Nice, Ltd., Sponsored ADR 5,130 506,793
#*Nova, Ltd. 4,699 1,836,698
*Nova, Ltd., Registered 7,112 2,846,054
Oil Refineries, Ltd. 1,928,599 1,226,886
One Software Technologies,
Ltd. 16,838 359,508
*OPC Energy, Ltd. 80,786 2,530,835
#*OY Nofar Energy, Ltd. 13,160 773,574
#Palram Industries 1990, Ltd. 5,481 73,780
Partner Communications Co.,
Ltd. 118,905 1,464,689
Paz Retail And Energy, Ltd. 6,113 1,722,815
Phoenix Financial, Ltd. 164,786 9,255,978
Plasson Industries, Ltd., Class
B 237 12,422
#Prashkovsky Investments
and Construction, Ltd. 7,438 323,302

Dimensional International Core Equity Market ETF
continued
Shares Value
ISRAEL — (Continued)
#Qualitau, Ltd. 3,626 $ 598,225
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 7,228 812,461
*REIT Azorim HF Living, Ltd. 1 1
Scope Metals Group, Ltd. 6,377 606,014
Shapir Engineering and
Industry, Ltd. 75,167 1,124,013
*Shikun & Binui Soltec
Renewable Energy 212,324 284,287
*Shikun & Binui, Ltd. 211,293 1,207,529
Shufersal, Ltd. 191,970 2,740,235
Strauss Group, Ltd. 26,602 1,005,996
#*Tadiran Group, Ltd. 1,460 90,018
ΩTamar Petroleum, Ltd. 27,515 268,577
#*TAT Technologies, Ltd. 8,402 344,350
Tel Aviv Stock Exchange, Ltd. 72,485 2,793,211
Telsys, Ltd. 1,148 129,820
*Teva Pharmaceutical
Industries, Ltd. 287,497 10,205,550
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 303,840 10,637,438
Tiv Taam Holdings 1, Ltd. 5,635 21,199
*Tower Semiconductor, Ltd. 23,343 5,127,757
*Tower Semiconductor, Ltd. 27,681 6,119,895
Turpaz Industries, Ltd. 29,709 623,936
*Veridis Environment, Ltd. 9,160 151,064
YD More Investments, Ltd. 26,501 369,109
YH Dimri Construction &
Development, Ltd. 8,908 1,052,501
TOTAL ISRAEL 220,196,015
ITALY — (3.0%)
A2A SpA 1,508,805 3,938,881
ACEA SpA 30,120 731,211
#Aeroporto Guglielmo Marconi
Di Bologna SpA 2,392 26,750
Ariston Holding NV, Class B 58,945 246,997
Arnoldo Mondadori Editore
SpA 186,590 450,830
Ascopiave SpA 22,759 70,438
#Avio SpA 21 701
Azimut Holding SpA 86,016 3,633,029
Banca Generali SpA 44,121 3,317,388
#Banca IFIS SpA 25,039 424,927
#Banca Mediolanum SpA 172,244 4,591,720
Banca Monte dei Paschi di
Siena SpA 1,431,668 19,054,864
Ω*Banca Sistema SpA 24,853 45,008
Banco BPM SpA, Class R 858,276 15,577,638
Banco di Desio e della Brianza
SpA 35,703 694,219
BPER Banca SPA 996,016 16,123,736
Brembo NV 122,472 1,489,420
Brunello Cucinelli SpA 24,508 2,479,139
Buzzi SpA 61,139 2,891,819
Cairo Communication SpA 47,428 127,690
Cembre SpA 2,211 208,088
Cementir Holding NV 51,370 891,284
Shares Value
ITALY — (Continued)
*CIR SpA-Compagnie
Industriali 208,247 $ 172,271
Comer Industries SpA, Class R 333 19,310
Credito Emiliano SpA 49,091 1,073,151
d'Amico International Shipping
SA 57,160 473,840
Danieli & C Officine
Meccaniche SpA 30,544 1,565,242
Danieli & C Officine
Meccaniche SpA 8,555 637,823
#Davide Campari-Milano NV 355,187 2,409,460
De' Longhi SpA 39,057 1,819,050
#DiaSorin SpA 2,592 214,303
Ω#doValue SpA 63,691 169,129
Emak SpA 40 40
ΩEnav SpA 186,843 1,087,759
Enel SpA 5,025,644 56,660,283
#Eni SpA, Class B 1,393,385 38,443,735
Equita Group SpA 14,338 97,165
ERG SpA 39,967 1,012,568
Esprinet SpA 32,562 265,621
*Eurotech SpA 28,289 38,407
Ferrari NV 4,609 1,803,510
#Ferrari NV 49,786 19,609,212
#Ferretti SpA 103,312 343,521
Fiera Milano SpA 18,288 177,167
Fila SpA 35,012 377,251
#*Fincantieri SpA 79,653 1,242,244
#FinecoBank Banca Fineco
SpA 442,483 12,060,545
FNM SpA 100 53
#Generali 329,021 16,652,631
#*Geox SpA 89 29
#GPI SpA 900 14,186
Ω#*GVS SpA 15,174 75,770
Hera SpA 646,990 2,822,742
Industrie De Nora SpA 30,687 225,964
Ω#Infrastrutture Wireless
Italiane SpA 71,461 528,260
#Intercos SpA 46,636 715,785
#Interpump Group SpA, Class
R 38,935 1,556,235
Intesa Sanpaolo SpA 7,718,008 58,065,989
Iren SpA 525,622 1,525,190
Italgas SpA 432,484 4,451,478
#Italmobiliare SpA 14,953 450,749
Iveco Group NV 55,212 882,668
Leonardo SpA 225,049 14,272,221
Lottomatica Group Spa 154,835 4,182,852
LU-VE SpA, Registered 2,264 148,216
Maire SpA 96,208 1,426,821
#MARR SpA 18,556 135,997
MFE-MediaForEurope NV,
Class A 116,651 352,980
MFE-MediaForEurope NV,
Class A 99,738 306,621
#MFE-MediaForEurope NV,
Class B 31,540 127,517
Moltiply Group SpA 13,650 573,232

Dimensional International Core Equity Market ETF
continued
Shares Value
ITALY — (Continued)
Moncler SpA 164,551 $ 9,295,811
Ω#Nexi SpA 111,028 541,887
Orsero SpA 8,535 158,297
ΩOVS SpA 246,148 1,772,866
Pharmanutra SpA 3,450 330,254
#Piaggio & C SpA 37,462 83,704
ΩPirelli & C SpA 338,674 2,571,764
Poste Italiane SpA 342,749 10,335,904
Prysmian SpA 178,997 24,754,576
Ω#RAI Way SpA 103,149 550,666
Reply SpA 16,274 2,055,900
#Revo Insurance SpA 3,235 95,842
Rizzoli Corriere Della Sera
Mediagroup SpA 108 115
*Safilo Group SpA 229,499 436,210
#Saipem SpA 1,016,802 4,899,461
*Salvatore Ferragamo SpA 31,302 366,628
#Sanlorenzo SpA 15,067 655,622
*Seco SpA 9,242 37,057
Sesa SpA 8,343 886,951
Snam SpA 1,436,719 9,732,959
*Sogefi SpA 50,720 112,393
SOL SpA 11,820 773,811
#*Stellantis NV 177,028 1,010,657
*Stellantis NV 13,994 80,029
#*Stellantis NV 778,101 4,481,862
ΩTechnogym SpA 119,976 1,864,898
*Technoprobe SpA 13,537 431,427
*Telecom Italia SpA 1,384,142 11,709,827
Tenaris SA 172,532 4,950,754
Tenaris SA, Sponsored ADR 38,645 2,215,518
#Terna - Rete Elettrica
Nazionale 1,013,107 11,623,659
*Tesmec SpA 298,290 114,285
#*TREVI - Finanziaria
Industriale SpA 13,232 69,269
TXT e-solutions SpA 4,823 256,923
UniCredit SpA 866,126 81,326,057
Unipol Assicurazioni SpA 241,881 7,533,474
#Webuild SpA 465,641 1,203,279
Wiit SpA 11,413 367,674
#Zignago Vetro SpA 23,388 200,203
TOTAL ITALY 528,171,043
JAPAN — (22.9%)
#&Do Holdings Co., Ltd. 4,300 25,277
77 Bank, Ltd. (The) 120,400 2,642,788
A&D HOLON Holdings Co.,
Ltd. 29,004 549,204
AB&Company Co., Ltd.,
Registered 3,100 26,614
#ABC-Mart, Inc. 74,000 1,265,517
Achilles Corp. 1,300 10,598
AD Works Group Co., Ltd. 45,300 116,646
ADEKA Corp. 69,200 1,714,517
Ad-sol Nissin Corp. 14,300 135,972
#Advantest Corp. 461,400 94,178,050
Aeon Co., Ltd. 1,365,153 11,694,575
#Aeon Fantasy Co., Ltd. 8,646 149,978
Shares Value
JAPAN — (Continued)
#Aeon Hokkaido Corp. 43,000 $ 228,469
AGC, Inc. 163,869 6,256,302
AGS Corp. 1,600 10,420
Ahresty Corp. 24,200 106,542
Ai Holdings Corp. 30,100 557,670
Aica Kogyo Co., Ltd. 45,700 1,058,225
Aichi Corp. 16,100 146,718
Aichi Financial Group, Inc. 152,565 1,664,345
Aida Engineering, Ltd. 30,800 230,964
#AIMECHATEC, Ltd. 3,800 158,468
Ain Holdings, Inc. 19,801 731,602
Air Water, Inc. 181,100 2,862,796
#Airman Corp. 13,700 219,062
#Airport Facilities Co., Ltd. 15,200 89,830
#Airtech Japan, Ltd. 6,500 54,662
Aisan Industry Co., Ltd. 33,200 501,258
Aisin Corp. 458,200 6,398,541
#AIT Corp. 5,000 74,015
#Aizawa Securities Group Co.,
Ltd. 12,700 136,153
Ajinomoto Co., Inc. 471,400 14,699,331
#*Akebono Brake Industry
Co., Ltd. 122,500 84,629
Akita Bank, Ltd. (The) 12,700 579,067
#Albis Co., Ltd. 600 9,586
Alconix Corp. 21,300 348,077
Alfresa Holdings Corp. 103,900 1,513,557
Allied Telesis Holdings KK,
Class B 63,500 93,720
Alpen Co., Ltd. 12,000 167,009
Alpha Corp. 3,800 29,140
#Alps Alpine Co., Ltd.,
Registered 164,981 2,294,036
ALSOK Co., Ltd. 302,800 2,230,707
#Altech Corp. 37,500 194,301
Amada Co., Ltd. 237,700 4,160,590
Amano Corp. 36,300 883,192
Amiya Corp. 3,300 89,845
#Amiyaki Tei Co., Ltd. 7,900 67,378
#Amvis Holdings, Inc. 20,580 49,374
ANA Holdings, Inc. 122,827 2,403,699
and ST HD Co., Ltd., Class B 37,881 804,131
Anest Iwata Corp. 19,900 225,340
Anicom Holdings, Inc., Class B 59,100 446,521
Anritsu Corp. 17,700 396,187
#Anycolor, Inc. 29,177 479,732
AOKI Holdings, Inc. 43,500 470,447
#Aoyama Trading Co., Ltd. 725,700 3,418,276
Aoyama Zaisan Networks Co.,
Ltd. 8,800 70,245
#Aozora Bank, Ltd., Class A 97,000 1,850,752
Appier Group, Inc. 75,572 452,317
#Arakawa Chemical Industries,
Ltd. 3,700 42,269
Arata Corp. 21,500 352,561
#Araya Industrial Co., Ltd. 4,400 73,700
#*ARCHION Corp. 306,685 514,272
#ARCLANDS Corp. 57,332 689,172
Arcs Co., Ltd. 20,900 474,508

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
ARE Holdings, Inc. 42,800 $ 831,942
Arealink Co., Ltd. 34,800 217,903
Argo Graphics, Inc. 34,400 295,119
Ariake Japan Co., Ltd. 1,000 33,726
Arisawa Manufacturing Co.,
Ltd. 23,700 362,886
Artience Co., Ltd. 15,800 442,569
Artner Co., Ltd. 3,800 22,696
As One Corp. 50,600 764,283
Asahi Co., Ltd. 11,956 101,970
#Asahi Diamond Industrial
Co., Ltd. 32,900 227,908
Asahi Group Holdings, Ltd. 1,167,357 12,217,933
Asahi Intecc Co., Ltd. 164,500 3,712,033
Asahi Kasei Corp. 1,303,252 14,098,612
#Asahi Kogyosha Co., Ltd. 19,300 460,606
ASAHI YUKIZAI Corp. 9,700 370,394
Asanuma Corp. 85,900 469,894
Ascentech KK 7,200 18,856
Asia Pile Holdings Corp. 43,670 408,382
Asics Corp. 559,900 16,717,002
#ASKA Pharmaceutical
Holdings Co., Ltd. 13,700 185,076
Astellas Pharma, Inc. 1,312,554 18,151,948
Astena Holdings Co., Ltd. 15,400 48,843
#*Atom Corp. 8,600 20,578
#Atrae, Inc. 13,200 71,378
#*Atsugi Co., Ltd. 6,300 43,048
#Aucnet, Inc. 36,600 306,868
Autobacs Seven Co., Ltd. 55,500 542,365
Avant Group Corp. 17,900 142,885
Avex, Inc. 21,700 179,896
Awa Bank, Ltd. (The) 20,100 1,052,812
Axial Retailing, Inc. 68,200 543,116
Azbil Corp. 367,398 3,842,998
#AZ-COM MARUWA Holdings,
Inc. 46,800 270,704
#AZOOM Co., Ltd. 6,034 176,406
Bandai Namco Holdings, Inc. 420,300 12,166,197
Bando Chemical Industries,
Ltd. 19,300 293,697
Bank of Iwate, Ltd. (The) 44,176 597,892
Bank of Kochi, Ltd. (The) 2,300 16,135
Bank of Nagoya, Ltd. (The) 18,600 760,471
Bank of Saga, Ltd. (The) 10,400 365,772
Bank of the Ryukyus, Ltd. 29,500 545,257
Base Co., Ltd. 7,800 157,494
#baudroie, Inc. 9,700 174,780
BayCurrent, Inc. 112,398 5,039,468
#Beauty Garage, Inc. 5,900 51,469
Belc Co., Ltd., Class R 10,400 435,007
Bell System24 Holdings, Inc. 43,000 368,629
Belluna Co., Ltd. 44,127 297,644
#*Bengo4.com, Inc. 5,400 78,410
#Bewith, Inc. 4,300 43,641
#Bic Camera, Inc. 67,700 741,522
BIPROGY, Inc. 69,600 2,127,887
B-Lot Co., Ltd., Class B 19,000 173,741
Blue Zones Holdings Co., Ltd. 75,800 851,426
Shares Value
JAPAN — (Continued)
#Bookoff Group Holdings, Ltd. 8,200 $ 145,022
Bridgestone Corp. 828,300 20,626,218
Broadleaf Co., Ltd. 122,400 338,238
BRONCO BILLY Co., Ltd. 5,600 94,749
Brother Industries, Ltd. 176,300 4,441,132
#Buffalo, Inc. 7,900 135,996
Bull-Dog Sauce Co., Ltd. 1,500 17,117
Bunka Shutter Co., Ltd. 41,700 498,645
Business Brain Showa-Ota,
Inc., Class G 2,400 15,601
#Business Engineering Corp.,
Class G 18,200 139,793
BuySell Technologies Co., Ltd. 22,400 418,105
C. Uyemura & Co., Ltd. 3,900 548,168
Calbee, Inc. 64,100 1,169,078
Canon Marketing Japan, Inc. 78,800 1,782,620
Canon, Inc. 393,700 10,948,680
Canon, Inc., Sponsored ADR 73,500 2,048,445
Capcom Co., Ltd. 262,076 6,524,536
Career Design Center Co., Ltd. 3,000 54,979
#Careerlink Co., Ltd. 5,700 84,663
Carlit Co., Ltd. 17,200 250,722
Casio Computer Co., Ltd. 44,200 489,816
Cawachi, Ltd. 10,300 215,089
CCI Group, Inc. 167,900 1,167,312
CDS Co., Ltd. 1,100 11,834
#Celsys, Inc. 23,500 254,297
Central Automotive Products,
Ltd. 19,500 251,795
Central Glass Co., Ltd. 17,300 432,432
Central Japan Railway Co. 493,500 12,360,358
#Central Security Patrols Co.,
Ltd. 4,700 82,237
#Ceres, Inc. 11,900 157,919
#Change Holdings, Inc. 32,000 192,935
Charm Care Corp. KK 20,800 177,269
Chiba Bank, Ltd. (The) 361,900 5,970,867
Chiba Kogyo Bank, Ltd. (The) 29,500 483,932
#Chikaranomoto Holdings Co.,
Ltd. 7,200 74,385
#Chino Corp. 5,200 52,286
#*Chiyoda Corp. 186,800 773,127
Chori Co., Ltd. 8,800 215,820
Choushimaru Co., Ltd. 1,600 17,304
Chubu Electric Power Co., Inc. 508,900 8,907,548
Chubu Shiryo Co., Ltd. 15,700 186,458
#Chubu Steel Plate Co., Ltd. 10,600 141,600
Chuetsu Pulp & Paper Co.,
Ltd. 3,100 40,710
Chugai Pharmaceutical Co.,
Ltd. 422,100 18,376,494
#Chugai Ro Co., Ltd. 4,200 101,950
Chugin Financial Group, Inc. 124,000 2,587,860
Chugoku Electric Power Co.,
Inc. (The) 250,252 1,478,330
Chugoku Marine Paints, Ltd. 38,800 873,594
Citizen Watch Co., Ltd. 154,200 2,065,684
CKD Corp. 37,600 1,416,863
CK-San-Etsu Co., Ltd. 400 13,038

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
#CMK Corp. 55,000 $ 217,617
Coca-Cola Bottlers Japan
Holdings, Inc. 83,765 2,013,832
#Colowide Co., Ltd. 56,800 733,968
Computer Engineering &
Consulting, Ltd. 21,400 300,924
#Computer Institute of Japan,
Ltd. 47,000 152,313
COMSYS Holdings Corp. 83,100 2,748,341
Comture Corp. 18,342 164,730
Copro-Holdings Co., Ltd. 9,000 46,010
Cosmo Energy Holdings Co.,
Ltd. 97,078 2,429,008
Cosmos Initia Co., Ltd. 8,800 73,174
Cosmos Pharmaceutical Corp. 35,300 1,415,104
#Cota Co., Ltd. 3,507 26,783
#Create Restaurants Holdings,
Inc. 192,880 943,655
Create SD Holdings Co., Ltd. 20,000 418,276
#Creek & River Co., Ltd. 4,300 38,996
Cresco, Ltd. 22,700 230,528
Cross Plus, Inc. 900 7,178
CTI Engineering Co., Ltd. 14,300 285,147
#CTS Co., Ltd. 3,500 18,574
Curves Holdings Co., Ltd. 55,405 334,048
#Cyber Security Cloud, Inc. 3,900 44,603
CyberAgent, Inc. 377,766 3,453,217
#Cybozu, Inc. 21,900 370,674
Dai Nippon Printing Co., Ltd. 275,600 5,056,778
Dai Nippon Toryo Co., Ltd. 14,500 127,402
Daicel Corp. 199,827 1,820,374
Dai-Dan Co., Ltd. 68,000 1,042,475
#Daido Metal Co., Ltd. 46,200 396,062
Daido Steel Co., Ltd. 116,500 1,664,181
Daiei Kankyo Co., Ltd. 18,200 427,496
Daifuku Co., Ltd. 226,400 8,507,152
Daihatsu Infinearth Mfg Co.,
Ltd. 19,700 340,242
Daiho Corp. 24,100 120,330
#Daiichi Jitsugyo Co., Ltd. 8,800 176,304
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 4,500 49,600
Daiichi Life Group, Inc. 2,595,061 31,267,857
Daiichi Sankyo Co., Ltd. 800,000 12,899,984
Daiichikosho Co., Ltd. 43,300 492,351
Daiki Aluminium Industry Co.,
Ltd. 20,700 192,537
Daikin Industries, Ltd. 167,099 24,446,985
#Daikoku Denki Co., Ltd. 8,000 123,699
Daikokutenbussan Co., Ltd. 8,300 234,313
Daikyonishikawa Corp. 60,300 390,071
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 36,400 254,669
Daio Paper Corp. 96,700 602,458
Daiseki Co., Ltd. 24,643 588,120
Daishi Hokuetsu Financial
Group, Inc. 195,300 2,830,915
#Daishinku Corp. 22,400 102,838
Shares Value
JAPAN — (Continued)
Daisue Construction Co., Ltd. 10,000 $ 219,187
Daito Bank, Ltd. (The) 2,100 13,453
Daito Pharmaceutical Co., Ltd. 19,600 154,240
Daito Trust Construction Co.,
Ltd. 274,705 5,812,411
Daitron Co., Ltd. 19,400 404,509
Daiwa House Industry Co., Ltd. 549,500 16,144,205
Daiwa Securities Group, Inc. 1,119,460 12,704,438
Daiwabo Holdings Co., Ltd. 64,100 1,439,608
#DCM Holdings Co., Ltd. 65,700 633,790
Dear Life Co., Ltd. 37,900 259,688
Delica Foods Holdings Co.,
Ltd. 5,300 27,661
#Denka Co., Ltd. 76,373 1,645,215
Denso Corp. 968,800 11,971,198
*Dentsu Group, Inc. 141,199 3,143,668
Dentsu Soken, Inc. 47,300 798,211
Denyo Co., Ltd. 5,200 131,123
Dexerials Corp. 148,000 3,071,076
DIC Corp. 74,803 2,078,370
Digital Arts, Inc. 7,700 196,580
Digital Garage, Inc. 17,600 266,390
Digital Information
Technologies Corp. 13,600 80,887
#dip Corp. 39,051 456,177
Disco Corp. 56,200 20,641,080
#DKS Co., Ltd. 10,400 824,293
DMG Mori Co., Ltd. 126,200 2,948,431
Double Standard, Inc. 2,000 15,827
Doutor Nichires Holdings Co.,
Ltd. 22,200 445,464
Dowa Holdings Co., Ltd. 40,500 2,094,630
DTS Corp. 117,200 852,364
Duskin Co., Ltd. 4,900 136,852
DyDo Group Holdings, Inc. 19,900 376,191
Eagle Industry Co., Ltd. 15,700 295,808
Earth Corp. 11,600 344,594
East Japan Railway Co. 621,600 14,350,772
#EAT&HOLDINGS Co., Ltd. 1,200 15,344
Ebara Corp. 362,000 12,636,182
Ebara Jitsugyo Co., Ltd. 10,500 158,530
#Eco's Co., Ltd. 900 13,922
#EDION Corp. 55,600 845,742
eGuarantee, Inc. 35,000 404,899
Ehime Bank, Ltd. (The) 27,000 471,578
Eisai Co., Ltd. 184,553 5,595,992
EJ Holdings, Inc. 9,200 100,826
Elan Corp. 17,900 86,675
Elecom Co., Ltd. 35,900 419,594
Electric Power Development
Co., Ltd., Class B 110,800 2,644,308
#EM Systems Co., Ltd. 9,700 33,993
EN, Inc. 23,824 191,969
Endo Lighting Corp. 11,600 189,855
ENEOS Holdings, Inc. 2,075,300 17,302,313
Enomoto Co., Ltd. 3,100 45,967
#Envipro Holdings, Inc. 17,900 91,285
ERI Holdings Co., Ltd. 9,900 97,927
ES-Con Japan, Ltd. 45,400 305,946

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Eslead Corp. 8,400 $ 274,856
ESPEC Corp. 14,500 354,247
#Eternal Hospitality Group
Co., Ltd. 10,200 88,275
#Euglena Co., Ltd. 74,900 160,408
#eWeLL Co., Ltd. 6,000 79,736
#*ExaWizards, Inc. 47,000 229,355
Exedy Corp. 17,300 656,254
EXEO Group, Inc. 163,400 2,686,646
Ezaki Glico Co., Ltd. 24,700 784,009
F&M Co., Ltd. 4,500 73,424
FaithNetwork Co., Ltd. 3,000 14,790
FANUC Corp. 319,700 14,326,014
Fast Retailing Co., Ltd. 102,800 50,481,595
Feed One Co., Ltd. 21,400 172,571
Ferrotec Corp. 30,701 1,600,366
FFRI Security, Inc. 1,500 48,893
FIDEA Holdings Co., Ltd. 13,450 182,459
FINDEX, Inc. 6,700 35,472
#Fintech Global, Inc. 216,100 179,150
First Bank of Toyama, Ltd.
(The) 40,400 738,605
#Fit Easy, Inc. 6,500 111,813
#Fixstars Corp. 27,600 362,280
FJ Next Holdings Co., Ltd. 7,500 89,967
#Focus Systems Corp. 10,200 111,977
Food & Life Cos., Ltd. 172,800 6,032,942
#Foster Electric Co., Ltd. 19,600 350,824
FP Corp. 31,200 494,380
#FP Partner, Inc. 6,900 95,380
#France Bed Holdings Co.,
Ltd. 8,500 68,011
Freebit Co., Ltd. 9,700 95,157
#*Fronteo, Inc. 21,000 83,618
F-Tech, Inc. 4,100 17,536
Fudo Tetra Corp. 18,724 315,389
#Fuji Co., Ltd. 10,600 135,076
Fuji Corp. 44,200 2,034,768
Fuji Corp., Ltd. 13,700 63,757
Fuji Die Co., Ltd. 4,400 26,335
Fuji Electric Co., Ltd. 111,133 9,970,387
#Fuji Kyuko Co., Ltd. 28,697 494,729
FUJI OIL Co., Ltd. 39,300 978,397
Fuji Pharma Co., Ltd. 21,100 246,614
Fuji Seal International, Inc. 40,400 767,530
Fujibo Holdings, Inc. 25,400 555,139
#Fujicco Co., Ltd. 14,300 143,067
FUJIFILM Holdings Corp. 818,000 19,378,213
Fujikura Composites, Inc. 17,800 279,926
Fujikura, Ltd. 2,057,500 53,910,441
Fujimi, Inc. 42,700 1,024,425
Fujisash Co., Ltd. 1,770 8,304
#Fujita Kanko, Inc. 44,100 558,365
Fujitsu, Ltd. 931,600 21,408,224
#Fujiya Co., Ltd. 8,800 135,185
FuKoKu Co., Ltd. 11,800 139,177
Fukuda Corp. 9,400 228,469
Fukuda Denshi Co., Ltd. 8,600 611,952
Shares Value
JAPAN — (Continued)
#Fukui Bank, Ltd. (The) 13,000 $ 463,746
Fukui Computer Holdings, Inc. 9,899 200,498
Fukuoka Financial Group, Inc. 127,400 5,888,924
Fukuyama Transporting Co.,
Ltd. 10,000 374,941
#FULLCAST Holdings Co.,
Ltd. 18,500 200,772
Fumakilla, Ltd. 3,200 24,459
Funai Soken Holdings, Inc. 75,600 524,654
Furukawa Co., Ltd. 18,700 417,513
Furukawa Electric Co., Ltd. 497,000 9,816,706
#Furuno Electric Co., Ltd. 17,200 781,008
#Furuya Metal Co., Ltd. 16,200 677,607
Furyu Corp. 18,800 163,766
Fuso Chemical Co., Ltd. 48,049 1,130,121
#Fuso Pharmaceutical
Industries, Ltd. 2,200 30,052
Futaba Industrial Co., Ltd. 76,200 496,275
Future Corp. 36,700 563,552
#G-7 Holdings, Inc. 17,500 160,135
#GA Technologies Co., Ltd. 25,208 229,559
Gakken Holdings Co., Ltd. 30,000 191,616
Gakujo Co., Ltd. 7,000 71,308
Galilei Holdings Co., Ltd. 13,200 286,425
Gecoss Corp. 1,000 10,966
#Genki Global Dining
Concepts Corp. 11,400 253,095
#Genky DrugStores Co., Ltd. 16,800 394,084
Geo Holdings Corp. 28,900 379,344
#Gift Holdings, Inc. 11,600 373,735
#Giftee Group, Inc. 19,238 127,106
#Giken, Ltd. 9,701 115,760
Global Link Management KK 9,700 117,758
GLOBERIDE, Inc. 12,400 198,665
Glory, Ltd. 37,600 1,079,413
GLTECHNO HOLDINGS, Inc. 6,100 220,669
#GMO Financial Gate, Inc. 3,162 127,493
#GMO Financial Holdings, Inc. 49,800 340,288
#GMO GlobalSign Holdings
KK 2,100 30,242
GMO internet group, Inc. 2,000 53,434
GMO Payment Gateway, Inc. 17,900 1,110,817
GMS Group Co., Ltd. 13,815 30,975
#Godo Steel, Ltd. 6,100 108,802
#Goldcrest Co., Ltd. 1,300 26,494
Goldwin, Inc. 37,700 542,563
#Good Com Asset Co., Ltd. 300 2,911
Grandy House Corp. 6,000 20,424
Greens Co., Ltd. 8,295 115,289
grems, Inc. 9,550 154,383
GS Yuasa Corp. 74,301 2,558,129
GSI Creos Corp. 5,900 98,565
G-Tekt Corp. 20,600 279,842
Gunma Bank, Ltd. (The) 243,290 3,878,735
Gunze, Ltd. 22,400 565,539
H.U. Group Holdings, Inc. 45,600 976,867
H2O Retailing Corp. 75,700 1,361,388
Hachijuni Nagano Bank, Ltd. 317,800 5,005,762
#Hagihara Industries, Inc. 8,600 96,195

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
#Hakuhodo DY Holdings, Inc. 128,200 $ 1,048,708
Hakuto Co., Ltd. 8,500 263,715
Halows Co., Ltd. 9,100 218,606
Hamakyorex Co., Ltd. 55,700 641,919
Hamamatsu Photonics KK 183,800 2,681,535
Hankyu Hanshin Holdings, Inc. 189,500 5,611,509
Hanwa Co., Ltd. 107,900 1,156,761
Happinet Corp. 31,300 651,653
Hard Off Corp. Co., Ltd. 6,000 109,317
Harima Chemicals Group, Inc. 2,700 18,992
Harmonic Drive Systems, Inc. 6,600 254,508
Haseko Corp. 188,500 3,291,129
Hashimoto Sogyo Holdings
Co., Ltd. 1,500 13,321
Hazama Ando Corp. 121,000 1,386,494
Heiwa Real Estate Co., Ltd. 12,800 189,317
Heiwado Co., Ltd. 20,800 347,875
#Hennge KK 18,900 154,547
Hibino Corp. 1,800 30,161
#Hiday Hidaka Corp. 30,000 542,628
Hioki EE Corp. 8,500 598,430
Hirano Tecseed Co., Ltd. 5,700 57,707
Hirata Corp. 26,200 469,617
Hirogin Holdings, Inc. 209,200 2,896,413
Hirose Electric Co., Ltd. 18,400 3,163,448
Hiroshima Electric Railway
Co., Ltd. 400 1,570
#Hiroshima Gas Co., Ltd. 4,300 11,559
#HIS Co., Ltd. 75,707 486,408
Hitachi Construction Machinery
Co., Ltd. 110,200 3,733,200
Hitachi, Ltd. 2,415,800 79,912,191
#Hochiki Corp. 46,700 566,061
#Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 3,400 55,135
#Hodogaya Chemical Co., Ltd. 9,000 115,365
Hokkaido Coca-Cola Bottling
Co., Ltd. 600 15,092
#Hokkaido Electric Power Co.,
Inc. 132,500 853,792
Hokkaido Gas Co., Ltd. 55,900 271,030
Hokkan Holdings, Ltd. 2,700 40,460
Hokko Chemical Industry Co.,
Ltd. 11,800 136,953
#Hokuetsu Corp. 43,300 249,371
Hokuhoku Financial Group,
Inc. 87,000 4,081,036
Hokuriku Electric Industry Co.,
Ltd. 1,700 24,994
Hokuriku Electric Power Co. 119,500 721,616
#Hokuto Corp. 22,025 270,013
Honda Motor Co., Ltd. 1,217,201 12,426,191
Honda Motor Co., Ltd.,
Sponsored ADR 192,353 5,791,749
H-One Co., Ltd. 25,700 249,373
#Honeys Holdings Co., Ltd. 14,300 128,698
#Hoosiers Holdings Co., Ltd. 29,400 229,144
Horiba, Ltd. 26,480 4,269,895
Hoshizaki Corp. 64,000 2,292,705
Shares Value
JAPAN — (Continued)
Hosokawa Micron Corp. 9,500 $ 300,110
#Hotland Holdings Co., Ltd. 4,200 43,365
House Foods Group, Inc. 30,100 732,154
#Howa Machinery, Ltd. 10,600 91,937
Hoya Corp. 210,472 32,616,716
HS Holdings Co., Ltd.,
Registered 14,400 103,280
Hulic Co., Ltd. 437,400 4,830,698
Hyakugo Bank, Ltd. (The) 181,500 2,299,171
Hyakujushi Bank, Ltd. (The) 64,000 1,143,941
#I K K Holdings, Inc. 5,400 27,199
Ibiden Co., Ltd. 172,380 18,025,605
IBJ, Inc. 17,700 91,487
#Ichibanya Co., Ltd. 76,635 449,534
Ichigo, Inc. 18,300 47,582
Ichiken Co., Ltd. 1,400 23,212
Ichikoh Industries, Ltd. 25,000 83,216
Ichinen Holdings Co., Ltd. 8,700 129,496
Ichiyoshi Securities Co., Ltd. 23,441 229,368
ID Holdings Corp. 3,800 24,391
#IDEA Consultants, Inc. 600 13,509
Idec Corp. 22,400 497,309
Idemitsu Kosan Co., Ltd. 573,300 4,720,341
#IDOM, Inc. 263,600 2,125,686
IHI Corp. 793,600 14,092,661
Iida Group Holdings Co., Ltd. 92,200 1,325,456
#Iino Kaiun Kaisha, Ltd. 112,000 1,044,560
I'll, Inc. 10,510 149,176
i-mobile Co., Ltd. 17,500 52,975
#Imuraya Group Co., Ltd. 4,600 68,700
#IMV Corp. 6,900 100,407
Inaba Denki Sangyo Co., Ltd. 18,600 334,385
Inaba Seisakusho Co., Ltd. 7,800 83,425
Inabata & Co., Ltd. 19,200 478,116
#Ines Corp. 8,900 119,337
Infomart Corp. 176,200 629,661
INFRONEER Holdings, Inc. 182,900 2,983,145
Innotech Corp. 7,300 154,963
Inpex Corp. 759,125 17,292,174
Insource Co., Ltd. 37,500 177,579
Intage Holdings, Inc. 3,300 39,689
Intelligent Wave, Inc. 6,800 42,707
Internet Initiative Japan, Inc. 92,000 2,024,029
#Inui Global Logistics Co., Ltd. 15,500 183,985
#IPS, Inc. 6,900 151,022
Iriso Electronics Co., Ltd. 15,700 270,171
#ISB Corp. 5,400 80,106
#Ise Chemicals Corp. 6,000 127,367
#Iseki & Co., Ltd. 12,500 145,156
Isetan Mitsukoshi Holdings,
Ltd. 260,200 5,861,752
#Ishihara Chemical Co., Ltd. 2,100 38,261
Ishihara Sangyo Kaisha, Ltd. 30,700 571,871
Istyle, Inc. 89,770 249,197
Isuzu Motors, Ltd. 520,600 7,855,183
Itfor, Inc. 14,100 152,490
#ITmedia, Inc. 7,400 55,120
#Ito En, Ltd. 34,800 652,179

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
ITOCHU Corp. 2,746,700 $ 34,742,370
Itochu Enex Co., Ltd. 31,000 422,484
Itoham Yonekyu Holdings, Inc. 12,720 391,846
#Itoki Corp. 44,900 829,053
IwaiCosmo Holdings, Inc. 18,500 487,408
#Iwaki Co., Ltd. 4,200 135,846
Iwatani Corp. 176,251 2,270,868
Iyogin Holdings, Inc. 203,200 4,637,644
Izumi Co., Ltd. 33,900 213,119
#J Front Retailing Co., Ltd. 228,000 4,269,317
#J Trust Co., Ltd. 106,100 544,410
JAC Recruitment Co., Ltd. 81,600 483,271
#Jade Group, Inc. 6,500 67,276
JANOME Corp. 8,600 70,377
Japan Airlines Co., Ltd. 172,700 3,192,062
Japan Airport Terminal Co.,
Ltd. 58,283 2,074,359
Japan Animal Referral Medical
Center Co., Ltd. 5,100 31,742
Japan Aviation Electronics
Industry, Ltd. 45,900 685,509
Japan Business Systems, Inc. 16,300 163,793
Japan Cash Machine Co., Ltd. 17,948 127,713
#*Japan Communications, Inc. 109,800 78,613
Japan Electronic Materials
Corp. 15,300 585,191
Japan Elevator Service
Holdings Co., Ltd. 97,300 1,034,567
Japan Engine Corp. 800 46,927
Japan Exchange Group, Inc. 743,300 10,235,109
Japan Eyewear Holdings Co.,
Ltd. 5,000 79,165
Japan Investment Adviser Co.,
Ltd. 26,044 351,015
Japan Lifeline Co., Ltd. 56,140 553,555
Japan Material Co., Ltd. 64,000 911,214
#Japan Medical Dynamic
Marketing, Inc. 11,300 61,175
Japan Post Holdings Co., Ltd. 925,100 13,839,461
Japan Post Insurance Co., Ltd. 326,700 3,633,762
Japan Property Management
Center  Co., Ltd. 4,100 46,916
Japan Pulp & Paper Co., Ltd. 59,400 416,705
Japan Securities Finance Co.,
Ltd. 32,500 487,423
Japan Steel Works, Ltd. (The) 40,000 1,881,614
#Japan System Techniques
Co., Ltd. 9,500 112,228
Japan Tobacco, Inc. 580,900 26,030,595
Japan Transcity Corp. 16,900 143,288
#Japan Wool Textile Co., Ltd.
(The) 30,300 363,847
JBCC Holdings, Inc. 46,300 469,906
#JCR Pharmaceuticals Co.,
Ltd. 36,900 111,007
JCU Corp. 17,200 638,417
JDC Corp. 34,100 110,508
Jeol, Ltd. 35,700 1,843,687
#JFE Holdings, Inc. 481,459 5,495,693
Shares Value
JAPAN — (Continued)
#JINS Holdings, Inc. 12,200 $ 488,843
JINUSHI Co., Ltd. 9,500 174,338
JK Holdings Co., Ltd. 800 6,959
J-Lease Co., Ltd. 14,600 125,713
JM Holdings Co., Ltd. 25,700 220,966
JMDC, Inc. 1,600 31,452
J-Oil Mills, Inc. 13,800 180,793
Joshin Corp. 15,800 391,465
Joyful Honda Co., Ltd. 43,200 676,386
#JP-Holdings, Inc. 59,700 238,463
JSB Co., Ltd. 7,400 416,417
#JSP Corp. 11,852 188,545
JTEKT Corp. 173,824 2,419,180
Juki Corp. 21,100 69,571
Juroku Financial Group, Inc. 85,400 1,268,999
Justsystems Corp. 16,100 407,493
JVCKenwood Corp. 326,700 2,326,756
JX Advanced Metals Corp. 138,510 3,303,014
Kadoya Sesame Mills, Inc. 1,800 20,190
Kaga Electronics Co., Ltd. 21,300 628,064
Kagome Co., Ltd. 58,300 955,648
Kajima Corp. 327,624 11,076,150
Kakaku.com, Inc. 111,533 2,584,750
#Kamakura Shinsho, Ltd. 15,600 52,220
#Kameda Seika Co., Ltd. 29,000 231,672
Kamei Corp. 15,600 381,611
Kamigumi Co., Ltd. 49,000 1,593,789
Kanaden Corp. 8,400 129,304
Kanadevia Corp. 144,886 1,081,015
#Kanamic Network Co., Ltd. 12,600 39,250
Kanamoto Co., Ltd. 33,100 1,089,301
Kandenko Co., Ltd. 96,600 3,256,705
Kaneka Corp. 30,600 1,098,890
Kaneko Seeds Co., Ltd. 300 2,860
Kanematsu Corp. 157,800 2,079,719
#Kanro, Inc. 15,300 105,699
Kansai Electric Power Co., Inc.
(The) 737,714 11,307,213
#Kansai Paint Co., Ltd. 140,081 2,491,502
#Kanto Denka Kogyo Co., Ltd. 47,300 792,864
Kao Corp. 714,084 14,656,156
#*Kappa Create Co., Ltd. 20,500 209,603
Katitas Co., Ltd. 32,400 690,834
Kato Sangyo Co., Ltd. 5,000 200,031
Kato Works Co., Ltd. 7,900 66,038
KAWADA TECHNOLOGIES,
Inc. 37,100 296,148
Kawai Musical Instruments
Manufacturing Co., Ltd. 1,100 24,041
Kawasaki Heavy Industries,
Ltd. 658,200 11,421,615
KDDI Corp. 2,023,000 37,112,156
KeePer Technical Laboratory
Co., Ltd. 9,600 169,240
Keihan Holdings Co., Ltd. 86,912 1,781,635
#Keihanshin Building Co., Ltd. 57,900 417,818
Keikyu Corp. 121,190 1,185,070
Keio Corp. 401,475 2,041,856

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Keisei Electric Railway Co.,
Ltd. 328,504 $ 2,639,792
KEIWA, Inc. 16,200 125,754
Keiyo Bank, Ltd. (The) 81,700 1,359,742
Kenko Mayonnaise Co., Ltd. 6,300 80,756
Kewpie Corp. 51,200 1,464,051
#Key Coffee, Inc. 900 11,310
Keyence Corp. 54,800 27,929,157
KH Neochem Co., Ltd. 35,042 727,359
#Kibun Foods, Inc. 5,600 38,265
Kikkoman Corp. 472,500 4,888,954
#Kimura Chemical Plants Co.,
Ltd. 13,700 104,283
#Kimura Kohki Co., Ltd. 500 36,426
Kinden Corp. 65,310 2,908,136
#Kintetsu Department Store
Co., Ltd. 11,952 138,868
#Kintetsu Group Holdings Co.,
Ltd. 127,575 2,775,442
*Kioxia Holdings Corp. 95,100 27,772,963
Kirin Holdings Co., Ltd. 597,800 11,086,848
Ki-Star Real Estate Co., Ltd. 20,700 460,217
#Kitagawa Corp. 1,300 13,439
#Kita-Nippon Bank, Ltd. (The) 4,000 167,059
Kitoku Shinryo Co., Ltd. 2,200 23,903
Kitz Corp. 55,400 765,458
Kiyo Bank, Ltd. (The) 27,700 815,908
#KNT-CT Holdings Co., Ltd. 6,800 82,211
KOA Corp. 30,784 436,747
Koa Shoji Holdings Co., Ltd. 2,000 9,760
#Koatsu Gas Kogyo Co., Ltd. 6,000 40,358
Kobe Bussan Co., Ltd. 95,300 1,646,540
#Kobe Electric Railway Co.,
Ltd. 3,400 52,551
Kobe Steel, Ltd. 402,081 5,244,919
Kohnan Shoji Co., Ltd. 20,200 532,197
Kohoku Kogyo Co., Ltd. 5,700 156,797
Kohsoku Corp. 800 20,801
Koito Manufacturing Co., Ltd. 137,453 2,327,788
#Kojima Co., Ltd. 20,200 174,946
Kokusai Electric Corp. 166,500 7,761,112
Kokuyo Co., Ltd. 139,900 799,378
Komatsu, Ltd., Class R 599,112 26,316,152
KOMEDA Holdings Co., Ltd. 42,700 775,023
Komehyo Holdings Co., Ltd. 8,300 263,244
Komeri Co., Ltd. 12,100 293,333
Konami Group Corp. 63,600 8,244,334
Kondotec, Inc. 3,200 30,829
Konica Minolta, Inc. 443,427 1,645,324
Konishi Co., Ltd. 38,500 341,900
Konoike Transport Co., Ltd. 23,600 443,468
#Konoshima Chemical Co.,
Ltd. 6,500 64,827
#Kosaido Holdings Co., Ltd. 98,700 313,038
Kose Holdings Corp. 25,236 901,031
#Koshidaka Holdings Co., Ltd. 74,000 486,130
Kotobuki Spirits Co., Ltd. 70,800 1,130,755
#Kourakuen Corp. 9,500 67,182
Shares Value
JAPAN — (Continued)
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 600 $ 10,935
KPP Group Holdings Co., Ltd. 45,088 314,320
Kraftia Corp. 25,425 1,355,840
#KRS Corp. 12,800 233,049
K's Holdings Corp. 112,200 1,329,347
#KU Holdings Co., Ltd. 7,900 59,886
Kubota Corp., Class R 843,535 14,544,986
Kumagai Gumi Co., Ltd. 92,200 828,627
Kumiai Chemical Industry Co.,
Ltd. 57,300 264,143
#Kura Sushi, Inc. 21,606 226,610
#Kurabo Industries, Ltd. 8,700 540,933
Kuraray Co., Ltd. 283,400 3,274,963
#Kureha Corp. 23,900 643,938
#Kurimoto, Ltd. 33,300 316,844
Kurita Water Industries, Ltd. 88,706 4,870,264
Kuriyama Holdings Corp. 2,300 23,776
#Kusuri no Aoki Holdings Co.,
Ltd. 30,000 757,419
KYB Corp. 29,100 826,076
Kyodo Printing Co., Ltd. 13,400 137,934
Kyoei Steel, Ltd. 14,463 176,399
Kyokuto Boeki Kaisha, Ltd. 8,500 94,969
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 22,700 335,599
Kyokuyo Co., Ltd. 8,000 228,105
Kyorin Pharmaceutical Co.,
Ltd. 29,500 211,581
#Kyoritsu Maintenance Co.,
Ltd. 68,626 1,496,433
Kyosan Electric Manufacturing
Co., Ltd. 32,500 177,987
Kyoto Financial Group, Inc. 163,300 4,550,555
Kyowa Kirin Co., Ltd. 123,600 1,982,956
Kyushu Electric Power Co.,
Inc. 340,600 3,805,479
Kyushu Financial Group, Inc. 285,400 2,660,865
Kyushu Railway Co. 108,700 2,454,924
LA Holdings Co., Ltd. 20,400 351,050
Lacto Japan Co., Ltd. 9,300 197,419
Lasertec Corp. 64,400 15,333,044
#LEC, Inc. 15,500 94,426
Leopalace21 Corp. 146,200 621,620
Life Corp. 35,400 574,493
#Lifedrink Co., Inc. 47,900 435,003
#LIKE, Inc. 6,500 62,091
#Link And Motivation, Inc. 57,200 227,399
Lintec Corp. 19,100 743,727
Lion Corp. 239,307 2,567,036
#LITALICO, Inc. 28,900 288,773
Lixil Corp. 275,401 3,000,915
#Loadstar Capital KK 14,159 240,719
Look Holdings, Inc. 2,200 35,841
LY Corp. 2,113,466 5,930,580
#M&A Capital Partners Co.,
Ltd. 18,400 448,950
#M3, Inc. 367,500 4,111,799

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Mabuchi Motor Co., Ltd. 155,200 $ 1,622,911
Macnica Holdings, Inc. 92,200 1,907,986
Maeda Kosen Co., Ltd. 46,200 570,155
Maezawa Holdings Co., Ltd. 9,700 109,352
Makino Milling Machine Co.,
Ltd. 8,600 751,842
Makita Corp. 161,700 5,263,565
#Mammy Mart Holdings Corp. 4,000 27,031
#Management Solutions Co.,
Ltd. 12,199 109,712
Mandarake, Inc. 5,200 13,618
Mani, Inc. 65,100 618,189
#MarkLines Co., Ltd. 7,700 64,947
Marubeni Corp. 575,600 18,801,668
Marubun Corp. 11,500 122,421
Maruchiyo Yamaokaya Corp. 6,200 135,506
Marudai Food Co., Ltd. 14,400 207,736
Marui Group Co., Ltd. 161,961 3,018,491
Maruwa Co., Ltd. 6,091 2,124,630
Maruzen Showa Unyu Co.,
Ltd. 9,100 441,212
#Marvelous, Inc. 10,300 30,274
#Matching Service Japan Co.,
Ltd. 7,200 44,812
Matsuda Sangyo Co., Ltd. 17,100 577,786
Matsui Securities Co., Ltd. 54,500 359,055
MatsukiyoCocokara & Co. 309,300 4,923,353
Matsuoka Corp. 3,400 52,593
#Matsuyafoods Holdings Co.,
Ltd. 11,800 371,286
Max Co., Ltd. 33,200 384,284
Maxell, Ltd. 35,189 457,474
Maxvalu Tokai Co., Ltd. 1,200 24,682
Mazda Motor Corp. 539,544 3,986,645
McDonald's Holdings Co.
Japan, Ltd. 67,100 3,405,043
Mebuki Financial Group, Inc. 623,900 5,865,777
MEC Co., Ltd. 13,100 700,970
Medipal Holdings Corp. 132,400 2,397,294
#Medius Holdings Co., Ltd. 2,200 10,763
#*Medley, Inc. 14,300 184,021
Megmilk Snow Brand Co., Ltd. 29,000 685,728
Meidensha Corp. 28,000 1,691,694
Meiji Electric Industries Co.,
Ltd. 2,200 30,425
MEIJI Holdings Co., Ltd. 217,074 5,165,605
#Meiji Shipping Group Co.,
Ltd. 15,400 78,729
Meiko Electronics Co., Ltd. 25,200 3,272,953
Meisei Industrial Co., Ltd. 10,600 135,675
MEITEC Group Holdings, Inc. 44,700 937,374
Meiwa Corp. 21,400 121,230
#Meiwa Estate Co., Ltd. 11,000 57,824
Members Co., Ltd. 6,100 34,020
#Menicon Co., Ltd. 72,782 793,071
*Mercari, Inc. 104,200 2,807,461
METAWATER Co., Ltd. 22,600 437,877
Micronics Japan Co., Ltd. 31,400 2,678,047
#Midac Holdings Co., Ltd. 11,600 159,621
Shares Value
JAPAN — (Continued)
#Mie Kotsu Group Holdings,
Inc. 44,600 $ 155,179
Milbon Co., Ltd. 14,270 249,238
#MIMAKI ENGINEERING Co.,
Ltd. 19,000 252,498
MINEBEA MITSUMI, Inc. 320,259 7,446,059
#Mirai Industry Co., Ltd. 1,800 38,436
Miraial Co., Ltd. 1,300 12,769
Miraini Holdings Co., Ltd. 19,740 286,383
MIRAIT ONE Corp. 63,600 1,418,792
Mirarth Holdings, Inc. 148,200 382,542
#Miroku Jyoho Service Co.,
Ltd. 10,003 114,526
MISUMI Group, Inc. 176,800 4,287,171
Mitsuba Corp. 49,900 375,131
Mitsubishi Chemical Group
Corp. 1,139,041 8,498,544
Mitsubishi Corp. 1,286,700 38,594,939
Mitsubishi Electric Corp. 758,300 28,155,564
Mitsubishi Estate Co., Ltd. 528,898 12,931,386
Mitsubishi Gas Chemical Co.,
Inc. 113,800 3,002,505
Mitsubishi Heavy Industries,
Ltd. 1,342,600 31,738,398
Mitsubishi Kakoki Kaisha, Ltd. 24,800 491,405
Mitsubishi Logistics Corp. 198,600 1,999,408
Mitsubishi Materials Corp. 106,023 2,791,989
#Mitsubishi Motors Corp. 606,919 1,403,089
#Mitsubishi Paper Mills, Ltd. 20,700 145,995
Mitsubishi Pencil Co., Ltd. 13,800 240,162
Mitsubishi Research Institute,
Inc. 7,300 220,524
Mitsubishi Steel Manufacturing
Co., Ltd. 9,300 127,329
Mitsubishi UFJ Financial
Group, Inc. 5,947,700 133,391,344
Mitsuboshi Belting, Ltd. 17,700 454,103
Mitsui & Co., Ltd. 1,093,336 33,900,454
Mitsui Chemicals, Inc. 350,796 4,667,366
Mitsui DM Sugar Co., Ltd. 11,700 252,040
Mitsui E&S Co., Ltd. 851,100 26,020,756
Mitsui Fudosan Co., Ltd. 1,562,500 15,308,526
Mitsui High-Tec, Inc. 107,198 607,943
Mitsui Kinzoku Co., Ltd. 51,681 10,045,702
#Mitsui Matsushima Holdings
Co., Ltd. 20,500 299,469
#Mitsui-Soko Holdings Co.,
Ltd. 36,300 822,321
Mitsuuroko Group Holdings
Co., Ltd. 12,600 167,446
Miura Co., Ltd. 67,300 1,359,737
#Miyaji Engineering Group,
Inc. 17,600 175,199
Miyazaki Bank, Ltd. (The) 51,900 762,406
#Miyoshi Oil & Fat Co., Ltd. 5,400 64,946
Mizuho Financial Group, Inc. 1,157,100 59,350,201
#Mizuho Medy Co., Ltd. 17,600 185,368
Mizuno Corp. 24,100 559,268

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Mochida Pharmaceutical Co.,
Ltd. 11,500 $ 225,341
Modec, Inc. 40,200 2,606,783
Monex Group, Inc. 157,900 699,133
Monogatari Corp. (The) 21,800 750,284
MonotaRO Co., Ltd. 190,500 2,396,430
#MORESCO Corp. 1,100 14,957
Morinaga & Co., Ltd. 45,900 761,325
Morinaga Milk Industry Co.,
Ltd. 259,600 1,941,803
#Moriroku Co., Ltd. 4,200 66,366
Morita Holdings Corp. 30,400 481,321
Morito Co., Ltd. 6,600 74,736
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 10,200 149,325
MOS Food Services, Inc. 21,800 527,800
MrMax Holdings, Ltd. 8,700 42,892
MS&AD Insurance Group
Holdings, Inc. 917,500 28,373,497
MTG Co., Ltd. 3,700 176,838
#Mugen Estate Co., Ltd. 15,000 182,949
m-up Holdings, Inc. 66,000 327,047
Murata Manufacturing Co., Ltd. 764,000 35,583,759
Musashi Seimitsu Industry
Co., Ltd. 67,900 1,375,271
Musashino Bank, Ltd. (The) 69,400 1,123,214
Nachi-Fujikoshi Corp. 11,600 399,234
Nafco Co., Ltd. 2,300 32,270
#Nagaileben Co., Ltd. 5,600 62,779
Nagano Keiki Co., Ltd. 14,700 348,055
Nagase & Co., Ltd. 242,000 1,729,603
#Nagase Brothers, Inc. 4,400 64,636
Nagoya Railroad Co., Ltd. 153,588 1,827,912
#Nakabayashi Co., Ltd. 6,500 23,636
#Nakakita Seisakusho Co.,
Ltd. 400 12,887
Nakanishi, Inc. 20,300 386,940
Nakayama Steel Works, Ltd. 26,506 109,370
Namura Shipbuilding Co., Ltd. 47,000 1,281,080
NANKAI Co., Ltd. 59,500 1,117,879
Nanto Bank, Ltd. (The) 76,400 825,298
Nanyo Corp. 1,700 20,798
Nareru Group, Inc. 4,800 69,667
NCD Co., Ltd. 5,700 89,066
NEC Corp. 704,101 20,960,520
#Needs Well, Inc. 7,200 20,349
NEOJAPAN, Inc. 1,100 11,330
#*Net Protections Holdings,
Inc. 59,184 163,548
New Art Holdings Co., Ltd. 2,310 19,673
Nexon Co., Ltd. 234,500 3,683,369
Nextage Co., Ltd. 42,900 902,591
NexTone, Inc. 3,400 32,479
NGK Corp. 195,100 6,854,385
NH Foods, Ltd. 74,200 2,912,545
NHK Spring Co., Ltd. 163,251 3,701,279
Nice Corp. 1,200 14,523
Nichias Corp. 114,003 2,405,000
Shares Value
JAPAN — (Continued)
Nichicon Corp. 37,200 $ 684,307
Nichiden Corp. 8,900 172,438
Nichiha Corp. 16,500 320,207
Nichimo Co., Ltd. 2,400 36,024
Nichirei Corp. 197,671 2,735,551
Nichireki Group Co., Ltd. 10,200 141,189
Nichirin Co., Ltd. 2,900 74,947
*NIDEC Corp. 269,800 4,390,339
Nifco, Inc. 60,403 1,976,067
#Nihon Dempa Kogyo Co., Ltd. 26,400 425,451
Nihon Denkei Co., Ltd. 700 11,628
#Nihon House Holdings Co.,
Ltd. 4,500 8,761
Nihon Kohden Corp. 2,500 24,973
Nihon M&A Center Holdings,
Inc. 247,800 992,289
Nihon Nohyaku Co., Ltd. 46,000 311,145
#Nihon Yamamura Glass Co.,
Ltd. 4,800 83,263
#Nikkato Corp. 9,200 71,069
Nikkiso Co., Ltd. 80,700 1,900,612
#Nikko Co., Ltd. 6,700 41,321
#Nikkon Holdings Co., Ltd. 51,300 1,624,782
Nikon Corp. 204,500 2,451,817
Nintendo Co., Ltd. 336,500 16,228,504
Nippi, Inc. 1,200 91,644
Nippn Corp. 28,100 495,732
#Nippon Air Conditioning
Services Co., Ltd. 21,500 214,966
Nippon Aqua Co., Ltd. 14,400 68,100
#Nippon Avionics Co., Ltd. 7,600 253,453
Nippon Carbide Industries Co.,
Inc. 7,100 142,914
#Nippon Carbon Co., Ltd. 7,346 218,454
#Nippon Chemical Industrial
Co., Ltd. 10,100 376,153
Nippon Chemi-Con Corp. 25,600 501,630
#*Nippon Coke & Engineering
Co., Ltd. 164,200 97,968
#Nippon Concrete Industries
Co., Ltd. 25,500 54,611
#Nippon Denko Co., Ltd. 86,600 232,783
Nippon Densetsu Kogyo Co.,
Ltd. 10,700 271,490
Nippon Electric Glass Co., Ltd. 59,962 2,004,570
NIPPON EXPRESS
HOLDINGS, Inc. 207,122 6,865,693
#Nippon Fine Chemical Co.,
Ltd. 4,100 66,383
Nippon Gas Co., Ltd. 59,900 1,072,538
Nippon Kanzai Holdings Co.,
Ltd. 1,300 22,885
Nippon Kayaku Co., Ltd. 105,200 1,269,866
Nippon Kodoshi Corp. 9,200 388,859
Nippon Light Metal Holdings
Co., Ltd. 48,600 828,695
Nippon Paint Holdings Co.,
Ltd. 715,700 5,438,826

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Nippon Paper Industries Co.,
Ltd. 103,601 $ 895,305
Nippon Parking Development
Co., Ltd. 251,000 387,791
#Nippon Rietec Co., Ltd. 8,600 130,816
Nippon Sanso Holdings Corp. 150,700 5,471,482
Nippon Seiki Co., Ltd. 32,100 491,908
#Nippon Seisen Co., Ltd. 3,700 31,138
Nippon Sharyo, Ltd. 5,800 123,121
#*Nippon Sheet Glass Co.,
Ltd. 105,201 318,461
Nippon Shinyaku Co., Ltd. 41,600 888,303
Nippon Shokubai Co., Ltd. 87,882 1,191,078
Nippon Signal Co., Ltd. 33,200 335,076
Nippon Ski Resort
Development Co., Ltd. 6,600 19,689
Nippon Soda Co., Ltd. 18,600 447,989
#Nippon Steel Corp. 3,746,190 15,283,561
#Nippon Thompson Co., Ltd. 42,800 479,005
#Nippon Yakin Kogyo Co., Ltd. 12,853 406,840
Nipro Corp. 160,594 1,638,972
Nireco Corp. 900 5,008
Nishimatsu Construction Co.,
Ltd. 13,000 433,782
Nishimatsuya Chain Co., Ltd. 16,000 200,069
Nishi-Nippon Financial
Holdings, Inc. 94,672 2,537,667
Nishi-Nippon Railroad Co., Ltd. 24,600 482,344
Nishio Holdings Co., Ltd. 19,200 517,909
Nissan Chemical Corp. 104,929 4,944,464
#*Nissan Motor Co., Ltd. 1,688,271 3,564,746
Nissan Tokyo Sales Holdings
Co., Ltd. 14,300 48,946
Nissei ASB Machine Co., Ltd. 7,400 421,529
Nissha Co., Ltd. 26,500 221,187
Nisshin Oillio Group, Ltd. (The) 20,400 244,198
Nisshin Seifun Group, Inc. 174,144 2,201,066
Nisshinbo Holdings, Inc. 134,200 1,836,953
#Nissin Foods Holdings Co.,
Ltd. 166,045 3,009,093
#Nisso Holdings Co., Ltd. 15,700 61,429
Nissui Corp. 270,500 2,143,954
Niterra Co., Ltd. 120,700 7,137,010
Nitori Holdings Co., Ltd. 257,900 4,111,660
Nitta Gelatin, Inc. 7,500 61,093
#NITTAN Corp. 3,400 10,250
#Nitto Boseki Co., Ltd. 89,100 1,566,839
Nitto Denko Corp. 620,000 12,947,087
Nitto Kogyo Corp. 19,000 519,077
Nitto Seiko Co., Ltd. 10,700 52,752
Nittoc Construction Co., Ltd. 14,300 102,653
Nittoku Co., Ltd., Class B 9,300 153,029
#Noevir Holdings Co., Ltd. 15,191 474,167
NOF Corp. 131,200 2,297,700
Nojima Corp. 169,151 1,386,353
Nomura Co., Ltd. 62,300 458,569
Nomura Holdings, Inc. 1,711,600 16,339,344
#*Nomura Holdings, Inc.,
Sponsored ADR 697,400 6,750,832
Shares Value
JAPAN — (Continued)
#Nomura Micro Science Co.,
Ltd. 22,700 $ 571,688
Nomura Real Estate Holdings,
Inc. 498,400 2,879,749
Nomura Research Institute,
Ltd. 290,508 8,549,665
Noritake Co., Ltd. 25,600 546,648
Noritsu Koki Co., Ltd. 18,900 231,227
Noritz Corp. 22,600 337,102
North Pacific Bank, Ltd. 209,300 1,520,867
#NPC, Inc. 7,200 29,664
#NS Solutions Corp. 44,900 1,103,994
NS Tool Co., Ltd. 9,800 59,209
NS United Kaiun Kaisha, Ltd. 13,300 671,578
NSD Co., Ltd. 36,100 642,193
NSK, Ltd. 335,806 2,429,571
NSW, Inc. 700 10,982
NTN Corp. 826,900 2,030,572
NTT, Inc. 16,151,700 15,459,376
#*Nxera Pharma Co., Ltd. 72,509 398,919
Oat Agrio Co., Ltd. 2,100 32,102
#Obara Group, Inc. 8,500 306,956
Obayashi Corp. 454,200 9,025,522
OBIC Co., Ltd. 190,400 5,410,959
Odakyu Electric Railway Co.,
Ltd. 184,600 2,046,860
#Oenon Holdings, Inc. 10,900 33,544
Ogaki Kyoritsu Bank, Ltd.
(The) 26,600 1,204,497
#Ohba Co., Ltd. 1,800 12,808
Ohsho Food Service Corp. 24,600 466,585
OIE Sangyo Co., Ltd. 900 14,035
Oiles Corp. 15,400 276,035
#Oisix, Inc. 6,100 62,408
Oita Bank, Ltd. (The) 47,400 763,580
Oji Holdings Corp. 547,200 3,023,561
Okabe Co., Ltd. 19,600 113,372
#Okada Aiyon Corp. 1,700 21,460
Okamoto Industries, Inc. 4,800 180,876
Okamoto Machine Tool Works,
Ltd. 3,400 106,981
Okamura Corp. 33,900 498,201
Okasan Securities Group, Inc. 63,600 445,370
Oki Electric Industry Co., Ltd. 129,000 2,227,979
Okinawa Cellular Telephone
Co. 20,500 498,257
#Okinawa Electric Power Co.,
Inc. (The) 47,511 314,502
Okinawa Financial Group, Inc. 14,079 649,902
OKUMA Corp. 39,900 1,239,162
Okumura Corp. 13,500 490,909
Okura Industrial Co., Ltd. 11,200 390,391
Okuwa Co., Ltd. 22,100 112,009
Olympus Corp. 837,400 9,571,788
Omron Corp. 129,600 4,419,708
Onamba Co., Ltd. 1,900 18,842
#One Career, Inc. 4,900 65,241
Ono Pharmaceutical Co., Ltd. 200,543 3,002,635
Onoken Co., Ltd. 15,200 137,275

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Onward Holdings Co., Ltd. 108,300 $ 518,969
Ootoya Holdings Co., Ltd. 1,600 86,218
Open House Group Co., Ltd. 67,200 3,591,175
Open Up Group, Inc. 47,900 605,876
Optex Group Co., Ltd. 34,900 761,674
Oracle Corp. 26,500 1,478,241
#Organo Corp. 19,300 1,779,394
Oriental Land Co., Ltd. 476,300 9,473,651
Oriental Shiraishi Corp. 83,000 190,787
Oro Co., Ltd. 6,200 86,171
Osaka Gas Co., Ltd. 259,200 8,977,786
Osaka Organic Chemical
Industry, Ltd. 15,700 447,163
#*Osaka Steel Co., Ltd. 9,300 146,370
#OSAKA Titanium
Technologies Co., Ltd. 19,301 343,775
Osaki Electric Co., Ltd. 27,000 254,018
#OSG Corp. 52,800 1,218,984
Otsuka Corp. 215,426 4,429,610
Otsuka Holdings Co., Ltd. 271,600 18,933,961
OUG Holdings, Inc. 400 11,154
#Oval Corp. 11,900 54,409
#*Oxide Corp. 2,000 36,464
OYO Corp. 10,500 183,985
#Pack Corp. (The) 30,100 274,298
PAL GROUP Holdings Co.,
Ltd. 79,000 741,749
Pan Pacific International
Holdings Corp. 1,556,440 8,819,093
Panasonic Holdings Corp. 1,238,100 33,311,480
Park24 Co., Ltd. 115,000 1,426,441
#Pegasus Co., Ltd. 7,600 24,916
Penta-Ocean Construction
Co., Ltd. 236,360 2,238,536
#People Dreams &
Technologies Group Co., Ltd. 900 8,846
Persol Holdings Co., Ltd. 1,635,010 2,708,844
Pharma Foods International
Co., Ltd. 6,900 24,181
PHC Holdings Corp. 39,604 273,603
#PIA Corp. 4,926 88,017
#Pickles Holdings Co., Ltd. 6,100 44,095
#Pigeon Corp. 98,500 1,249,925
PILLAR Corp. 13,100 780,776
Pilot Corp. 53,100 604,785
#*PKSHA Technology, Inc. 17,100 299,310
#*Plaid, Inc. 10,800 39,205
#Plus Alpha Consulting Co.,
Ltd. 26,500 380,794
Port, Inc. 7,600 116,464
PR Times Corp. 5,600 73,541
Press Kogyo Co., Ltd. 75,700 410,294
Prestige International, Inc. 90,100 401,765
Prima Meat Packers, Ltd. 18,700 291,496
Procrea Holdings, Inc. 19,646 493,541
#Pro-Ship, Inc. 13,900 161,501
PS Construction Co., Ltd. 21,200 303,704
Punch Industry Co., Ltd. 2,600 8,197
QB Net Holdings Co., Ltd. 11,600 93,980
Shares Value
JAPAN — (Continued)
#Qol Holdings Co., Ltd. 22,910 $ 301,294
Quick Co., Ltd. 38,400 187,388
#Raccoon Holdings, Inc. 14,100 56,852
Raito Kogyo Co., Ltd. 36,600 867,734
Raiznext Corp. 25,900 473,512
RAKUMACHI, Inc. 1,700 10,741
#Rakus Co., Ltd. 148,592 989,214
*Rakuten Bank, Ltd. 73,500 2,526,397
*Rakuten Group, Inc. 1,317,259 6,896,323
Rasa Corp. 6,900 81,513
#Rasa Industries, Ltd. 34,100 391,060
Recruit Holdings Co., Ltd. 852,200 67,169,791
#Relo Group, Inc. 60,901 770,323
#Renaissance, Inc. 1,600 10,712
Renesas Electronics Corp. 830,000 17,942,283
Rengo Co., Ltd. 183,500 1,719,466
*RENOVA, Inc. 44,555 260,236
Resol Holdings Co., Ltd. 300 14,828
Resona Holdings, Inc. 1,292,900 17,794,884
Resonac Holdings Corp. 147,518 12,715,871
Resorttrust, Inc. 236,200 2,654,608
Restar Corp. 16,000 414,508
#Retail Partners Co., Ltd. 18,900 162,738
Rheon Automatic Machinery
Co., Ltd. 15,900 151,685
Rhythm Co., Ltd. 3,700 89,813
Ricoh Co., Ltd. 530,300 5,260,536
Riken Keiki Co., Ltd. 9,200 201,941
Riken Technos Corp. 36,200 503,810
Riken Vitamin Co., Ltd. 14,800 298,370
#Ringer Hut Co., Ltd. 12,000 176,430
Rinnai Corp. 76,400 1,717,770
Rion Co., Ltd. 6,200 129,666
Riso Kagaku Corp. 6,000 39,567
#Riso Kyoiku Group Corp. 72,576 94,808
#Rock Field Co., Ltd. 6,900 59,369
Rohto Pharmaceutical Co.,
Ltd. 154,748 2,321,341
Roland Corp., Registered 17,300 456,879
#Rorze Corp. 80,897 2,026,680
Round One Corp. 183,800 1,403,679
#Royal Holdings Co., Ltd. 83,800 699,978
Ryobi, Ltd. 17,600 282,529
RYODEN Corp. 9,500 260,135
Ryohin Keikaku Co., Ltd. 419,800 11,012,747
#Ryoyo Ryosan Holdings, Inc. 24,648 454,183
Ryoyu Systems Co., Ltd. 3,200 57,900
S Foods, Inc. 13,000 224,443
S&B Foods, Inc. 4,300 178,238
#Sac's Bar Holdings, Inc. 12,200 59,228
#Sagami Holdings Corp. 9,300 121,196
Saibu Gas Holdings Co., Ltd. 25,900 384,047
Saizeriya Co., Ltd. 29,300 1,450,049
Sakai Chemical Industry Co.,
Ltd. 15,000 378,709
#Sakai Heavy Industries, Ltd. 2,800 38,248
Sakai Moving Service Co., Ltd. 18,700 349,630
Sakata INX Corp. 33,200 521,275

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Sakata Seed Corp. 11,400 $ 308,940
#Sakura Internet, Inc. 5,900 113,943
Sala Corp. 32,500 233,914
Samco, Inc., Class D 4,500 240,791
#San Holdings, Inc. 10,000 91,066
San ju San Financial Group,
Inc. 64,000 767,719
San-A Co., Ltd. 20,400 417,032
San-Ai Obbli Co., Ltd. 36,600 534,432
Sangetsu Corp. 32,500 631,732
San-In Godo Bank, Ltd. (The) 115,300 1,691,574
*Sanken Electric Co., Ltd. 13,500 707,113
Sanki Engineering Co., Ltd. 76,000 1,102,113
Sanko Gosei, Ltd. 16,500 100,829
Sanko Metal Industrial Co.,
Ltd. 11,077 88,352
Sankyo Co., Ltd. 157,100 1,829,257
#Sankyo Tateyama, Inc. 18,400 75,461
Sankyu, Inc. 34,300 2,040,443
#Sanoh Industrial Co., Ltd. 36,000 183,815
#Sanrio Co., Ltd. 830,100 6,634,023
Sansan, Inc. 66,000 824,456
Sansei Technologies, Inc. 12,000 176,580
#Sansha Electric
Manufacturing Co., Ltd. 1,900 13,293
Sanshin Electronics Co., Ltd. 8,000 146,057
Santec Holdings Corp.,
Registered 5,000 542,628
Santen Pharmaceutical Co.,
Ltd. 265,095 3,136,687
Sanwa Holdings Corp. 103,400 2,235,219
Sanyo Chemical Industries,
Ltd. 9,100 278,044
Sanyo Denki Co., Ltd. 16,200 559,585
#Sanyo Electric Railway Co.,
Ltd. 2,500 31,449
Sanyo Trading Co., Ltd. 34,400 186,880
#Sapporo Breweries, Ltd. 219,300 2,770,431
Sato Corp. 28,200 433,560
#Sato Shoji Corp. 1,400 28,576
Sawai Group Holdings Co.,
Ltd. 56,700 587,743
SBI Holdings, Inc. 555,290 10,594,888
#SBI Insurance Group Co.,
Ltd. 1,700 22,613
SBS Holdings, Inc. 22,845 639,904
SCREEN Holdings Co., Ltd. 113,598 8,989,385
Scroll Corp. 24,000 256,392
Secom Co., Ltd., Class B 282,600 12,214,496
Sega Sammy Holdings, Inc. 133,600 2,306,168
Segue Group Co., Ltd. 26,600 99,066
Seibu Giken Co., Ltd. 6,700 84,747
#Seibu Holdings, Inc. 164,000 3,668,821
Seika Corp. 15,600 257,673
#Seikitokyu Kogyo Co., Ltd. 32,000 302,063
Seiko Electric Co., Ltd. 6,900 89,920
Seiko Epson Corp. 246,800 4,572,523
Seiko Group Corp. 37,100 1,850,049
Seino Holdings Co., Ltd. 87,000 1,439,209
Shares Value
JAPAN — (Continued)
Seiren Co., Ltd. 23,200 $ 463,344
Sekisui Chemical Co., Ltd. 364,200 6,095,732
Sekisui House, Ltd. 552,200 12,096,553
Sekisui Kasei Co., Ltd. 17,000 56,587
SEMITEC Corp. 4,500 56,354
Senko Group Holdings Co.,
Ltd. 120,900 1,674,642
Senshu Electric Co., Ltd. 9,200 351,879
Senshu Ikeda Holdings, Inc. 668,900 3,974,121
Septeni Holdings Co., Ltd. 62,300 201,504
#SERAKU Co., Ltd. 3,200 26,750
Seria Co., Ltd. 34,700 839,033
Seven & i Holdings Co., Ltd. 1,384,600 18,339,591
#Seven Bank, Ltd. 505,000 1,010,476
SG Holdings Co., Ltd. 192,500 1,912,003
#Sharingtechnology, Inc. 19,500 164,107
#*Sharp Corp. 196,733 764,074
Shibaura Machine Co., Ltd. 16,800 435,233
Shibaura Mechatronics Corp. 68,100 1,875,450
Shibusawa Logistics Corp. 19,800 226,197
Shibuya Corp. 10,400 286,739
#*SHIFT, Inc. 149,200 822,345
Shiga Bank, Ltd. (The) 126,200 1,902,214
#Shikibo, Ltd. 3,400 22,250
Shikoku Bank, Ltd. (The) 27,400 573,038
Shikoku Electric Power Co.,
Inc. 92,100 963,659
#Shima Seiki Manufacturing,
Ltd. 16,600 96,853
#Shimadaya Corp. 3,200 33,362
Shimadzu Corp. 186,700 4,800,438
Shimano, Inc. 31,400 3,968,755
#Shimizu Bank, Ltd. (The) 5,900 99,343
Shimizu Corp. 345,174 5,158,370
#Shimojima Co., Ltd. 7,200 62,267
Shin Nippon Air Technologies
Co., Ltd. 26,300 535,167
#Shin Nippon Biomedical
Laboratories, Ltd. 9,400 75,389
Shinagawa Refra Co., Ltd. 22,400 289,382
#Shindengen Electric
Manufacturing Co., Ltd. 5,400 115,817
Shin-Etsu Chemical Co., Ltd. 939,200 34,211,713
Shin-Etsu Polymer Co., Ltd. 27,500 370,121
Shinko Shoji Co., Ltd. 16,000 156,357
Shinmaywa Industries, Ltd. 42,300 524,151
#Shinnihonseiyaku Co., Ltd. 10,300 130,800
Shinsho Corp. 9,500 153,754
#Shinwa Co., Ltd. 4,600 91,726
Shionogi & Co., Ltd. 576,700 10,534,350
Ship Healthcare Holdings, Inc. 62,872 1,011,243
Shiseido Co., Ltd. 274,074 5,428,980
#Shizuki Electric Co., Inc. 10,900 70,853
Shizuoka Financial Group, Inc. 335,000 6,690,532
SHO-BOND Holdings Co., Ltd. 116,700 969,293
Shoei Co., Ltd. 58,252 713,768
#Shoei Foods Corp. 8,300 230,143
Showa Sangyo Co., Ltd. 16,400 365,646
SIGMAXYZ Holdings, Inc. 62,500 234,338

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Siix Corp. 35,584 $ 313,769
Simplex Holdings, Inc. 83,700 594,534
Sinfonia Technology Co., Ltd. 12,300 1,029,732
Sinko Industries, Ltd. 38,000 292,115
SK-Electronics Co., Ltd. 600 13,076
SKY Perfect JSAT Corp. 106,800 1,409,914
#Skylark Holdings Co., Ltd. 213,400 4,209,699
Skymark Airlines, Inc. 4,600 11,787
#Smaregi, Inc. 1,500 30,052
SMC Corp. 20,000 8,852,881
SMS Co., Ltd. 60,800 842,742
#Socionext, Inc. 163,402 1,962,671
#Soda Nikka Co., Ltd. 11,200 84,831
SoftBank Corp. 18,233,900 25,583,001
#Softcreate Holdings Corp.,
Class B 5,600 73,471
Software Service, Inc. 1,000 69,210
Sojitz Corp. 169,420 5,725,539
Soken Chemical & Engineering
Co., Ltd. 12,600 244,522
Soliton Systems KK 8,600 105,323
Sompo Holdings, Inc. 532,400 23,783,710
Sony Financial Group, Inc. 3,474,500 3,410,673
Sony Financial Group, Inc.,
ADR 6,400 30,848
Sony Group Corp. 3,978,000 94,612,567
#Sony Group Corp., ADR 32,000 744,320
Sotetsu Holdings, Inc. 53,200 879,734
Space Co., Ltd. 4,700 42,772
SPK Corp., Registered 3,400 29,617
#S-Pool, Inc. 49,100 83,568
Square Enix Holdings Co., Ltd. 185,500 3,220,692
#SRA Holdings 2,900 84,691
#SRE Holdings Corp. 11,000 188,532
#SRS Holdings Co., Ltd. 19,500 175,619
St Marc Holdings Co., Ltd.,
Registered 18,400 296,411
Star Mica Holdings Co., Ltd. 30,400 290,397
Startia Holdings, Inc. 5,600 108,325
Starts Corp., Inc. 24,600 734,640
Starzen Co., Ltd. 26,600 225,029
Stella Chemifa Corp. 6,400 207,807
#Step Co., Ltd. 1,600 22,650
Strike Group Co., Ltd. 38,500 319,655
#Studio Alice Co., Ltd. 1,200 14,937
Subaru Corp. 444,300 7,577,307
Subaru Enterprise Co., Ltd. 3,400 77,833
#Sugi Holdings Co., Ltd. 96,000 1,701,743
Sukegawa Electric Co., Ltd. 2,700 72,492
SUMCO Corp. 320,822 6,764,010
Sumida Corp. 47,818 388,010
Sumitomo Bakelite Co., Ltd. 29,039 1,187,822
Sumitomo Chemical Co., Ltd. 1,192,800 3,905,207
Sumitomo Corp. 1,840,000 19,298,477
Sumitomo Electric Industries,
Ltd. 1,891,100 25,939,158
Sumitomo Forestry Co., Ltd. 393,900 3,333,523
Sumitomo Heavy Industries,
Ltd. 96,352 3,169,677
Shares Value
JAPAN — (Continued)
Sumitomo Mitsui Financial
Group, Inc. 1,602,030 $ 68,558,533
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 884,884 22,900,798
Sumitomo Mitsui Trust Group,
Inc. 1,948,800 20,243,776
Sumitomo Osaka Cement Co.,
Ltd. 25,000 856,492
*Sumitomo Pharma Co., Ltd. 82,000 642,713
Sumitomo Realty &
Development Co., Ltd. 415,700 9,406,608
Sumitomo Rubber Industries,
Ltd. 191,700 2,745,021
Sumitomo Seika Chemicals
Co., Ltd. 34,000 261,152
Sun Frontier Fudousan Co.,
Ltd. 9,100 143,337
#Suncall Corp. 44,271 354,502
Sundrug Co., Ltd. 63,600 1,509,863
Suntory Beverage & Food, Ltd. 115,100 3,325,232
Sun-Wa Technos Corp. 7,300 165,279
Suruga Bank, Ltd. 560,500 9,170,058
Suzuden Corp. 300 4,673
Suzuken Co., Ltd. 39,082 1,249,593
Suzuki Co., Ltd. 15,800 297,493
Suzuki Motor Corp. 1,472,400 19,289,850
SWCC Corp. 24,000 1,710,787
Sysmex Corp. 289,500 2,907,273
#System Research Co., Ltd. 8,500 98,066
System Support Holdings, Inc. 12,000 84,333
#Systems Engineering
Consultants Co., Ltd. 6,900 128,358
Systena Corp. 217,600 573,980
#Syuppin Co., Ltd. 22,000 187,219
T Hasegawa Co., Ltd. 23,300 475,585
T&D Holdings, Inc. 367,793 11,752,745
#T. RAD Co., Ltd. 39,000 363,241
Tachibana Eletech Co., Ltd.,
Class S 9,700 210,783
Tachi-S Co., Ltd., Class S 26,000 369,364
Tadano, Ltd. 79,000 663,853
Taihei Dengyo Kaisha, Ltd. 25,500 387,885
Taiheiyo Cement Corp. 98,661 2,524,383
#Taiho Kogyo Co., Ltd., Class
A 12,700 87,977
Taikisha, Ltd. 15,000 398,964
Taiko Bank, Ltd. (The) 3,300 53,720
Taisei Corp. 103,400 8,484,352
Taiyo Holdings Co., Ltd. 33,800 1,003,015
Taiyo Yuden Co., Ltd. 110,585 7,101,470
Takamatsu Construction
Group Co., Ltd. 12,600 295,563
#Takaoka Toko Co., Ltd. 8,000 351,201
#Takara & Co., Ltd. 5,600 149,826
Takara Holdings, Inc. 108,000 1,417,277
Takara Standard Co., Ltd. 20,000 379,337
Takasago International Corp. 47,600 361,727
Takasago Thermal
Engineering Co., Ltd. 84,000 2,249,496

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Takashima & Co., Ltd. 19,700 $ 100,464
Takashimaya Co., Ltd. 789,800 11,287,109
#TAKEBISHI Corp. 2,700 41,342
Takeda Pharmaceutical Co.,
Ltd. 974,100 33,727,199
#Takeuchi Manufacturing Co.,
Ltd. 30,300 1,417,711
#Taki Chemical Co., Ltd. 4,600 143,439
#Tama Home Co., Ltd. 8,300 158,468
Tamagawa Holdings Co., Ltd. 800 6,481
Tamron Co., Ltd. 99,100 894,996
Tamura Corp. 79,459 404,219
Tanseisha Co., Ltd. 45,800 399,537
TASUKI Holdings, Inc. 42,300 294,619
#Tauns Laboratories, Inc. 7,900 23,468
Tayca Corp. 10,800 150,851
#Tazmo Co., Ltd. 13,200 332,021
#TBK Co., Ltd., Class R 3,900 8,132
#TDC Soft, Inc. 23,100 154,073
TDK Corp. 1,202,100 22,709,479
TechMatrix Corp. 30,100 386,021
#TECHNO HORIZON Co., Ltd. 7,800 44,725
Techno Ryowa, Ltd. 9,200 325,301
#Technoflex Corp. 5,900 180,085
Teijin, Ltd. 160,787 1,653,059
#Teikoku Corp. 9,900 208,601
#Tekken Corp. 8,200 226,598
#Tera Probe, Inc. 4,600 296,122
Terasaki Electric Co., Ltd. 1,600 40,647
Terumo Corp. 938,700 13,700,982
#Tess Holdings Co., Ltd. 46,501 198,007
THK Co., Ltd. 77,808 3,274,069
TISI, Inc. 183,900 4,365,784
TKC Corp. 15,500 376,244
#*TKP Corp. 7,400 89,093
TOA Corp. 50,100 640,626
#TOA ROAD Corp. 20,000 204,239
Toagosei Co., Ltd. 21,200 239,128
TOBISHIMA HOLDINGS, Inc. 14,400 187,116
Tobu Railway Co., Ltd. 100,000 1,944,418
Tocalo Co., Ltd. 49,200 899,489
Tochigi Bank, Ltd. (The) 85,700 511,859
Toda Corp. 184,200 1,724,290
Toei Animation Co., Ltd. 38,200 704,862
Toenec Corp. 27,300 351,484
Togami Electric Manufacturing
Co., Ltd. 600 20,349
Toho Bank, Ltd. (The) 172,100 929,540
#Toho Co., Ltd. 374,700 3,581,683
Toho Co., Ltd. 28,700 244,236
Toho Gas Co., Ltd. 108,000 787,829
Toho Holdings Co., Ltd. 17,300 436,126
#*Toho Zinc Co., Ltd. 12,799 70,818
Tohoku Electric Power Co.,
Inc. 397,700 2,948,562
Tokai Carbon Co., Ltd. 190,300 1,837,565
Tokai Corp. 4,800 73,858
TOKAI Holdings Corp. 108,300 790,357
Shares Value
JAPAN — (Continued)
Tokai Rika Co., Ltd. 34,500 $ 687,942
Tokai Tokyo Financial
Holdings, Inc. 171,589 864,276
Tokio Marine Holdings, Inc. 1,218,700 62,104,141
Tokushu Tokai Paper Co., Ltd. 10,200 133,630
#Tokuyama Corp. 61,700 1,469,407
Tokyo Base Co., Ltd. 27,500 65,976
*Tokyo Electric Power Co.
Holdings, Inc. 1,230,078 4,017,212
Tokyo Electron Device, Ltd. 25,100 635,283
Tokyo Electron, Ltd. 285,781 99,612,784
Tokyo Energy & Systems, Inc. 19,700 246,706
Tokyo Gas Co., Ltd. 197,300 7,706,131
#Tokyo Keiki, Inc. 13,300 574,684
Tokyo Kiraboshi Financial
Group, Inc. 157,600 1,685,620
Tokyo Metro Co., Ltd. 6,000 54,922
Tokyo Ohka Kogyo Co., Ltd. 69,100 3,854,584
Tokyo Rope Manufacturing
Co., Ltd. 8,900 109,388
Tokyo Sangyo Co., Ltd. 11,000 57,340
Tokyo Seimitsu Co., Ltd. 37,032 3,991,013
Tokyo Steel Manufacturing
Co., Ltd. 54,800 609,864
Tokyo Tatemono Co., Ltd. 162,600 3,458,792
#Tokyo Tekko Co., Ltd. 21,300 257,112
Tokyotokeiba Co., Ltd. 17,000 537,039
Tokyu Construction Co., Ltd. 78,100 571,924
Tokyu Corp. 413,600 4,537,976
Tokyu Fudosan Holdings Corp. 624,800 5,244,435
Toli Corp. 28,800 120,825
#Tomen Devices Corp. 3,500 464,908
#Tomoe Engineering Co., Ltd. 13,100 159,364
Tomoku Co., Ltd. 12,500 354,451
TOMONY Holdings, Inc. 157,200 984,320
Tomy Co., Ltd. 66,564 1,516,267
Topre Corp. 38,999 691,438
Topy Industries, Ltd. 10,900 201,125
Toray Industries, Inc. 841,700 6,121,455
#Torex Semiconductor, Ltd. 1,300 14,639
#Toridoll Holdings Corp. 37,100 1,012,401
#Torishima Pump
Manufacturing Co., Ltd., Class
A 11,800 205,134
Tosei Corp. 54,200 619,185
Toshiba TEC Corp. 28,600 568,497
Tosho Co., Ltd. 16,400 79,103
Tosoh Corp. 203,200 3,459,090
Totech Corp. 21,300 517,701
Totetsu Kogyo Co., Ltd. 17,700 464,107
TOTO, Ltd. 113,365 4,990,979
Towa Bank, Ltd. (The) 22,600 188,351
Towa Pharmaceutical Co., Ltd. 21,800 548,337
Toyo Gosei Co., Ltd. 3,300 268,394
#Toyo Kanetsu KK 9,400 144,402
Toyo Seikan Group Holdings,
Ltd. 69,000 1,764,597
Toyo Suisan Kaisha, Ltd. 57,700 3,756,072
#Toyo Tanso Co., Ltd. 10,100 419,921

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Toyo Tire Corp. 125,100 $ 3,362,713
Toyobo Co., Ltd. 114,079 1,089,025
Toyoda Gosei Co., Ltd. 90,700 3,168,305
Toyota Boshoku Corp. 74,117 1,042,921
Toyota Motor Corp. 5,683,401 109,473,957
#Toyota Motor Corp.,
Sponsored ADR 9,270 1,751,937
Toyota Tsusho Corp. 431,516 18,217,306
Traders Holdings Co., Ltd. 11,700 91,631
#Transaction Co., Ltd. 33,135 249,722
Transcosmos, Inc. 14,300 341,278
TRE Holdings Corp. 71,224 902,685
Treasure Factory Co., Ltd. 15,900 209,204
Trend Micro, Inc. 87,800 3,496,560
#Tri Chemical Laboratories,
Inc. 31,600 644,007
Trusco Nakayama Corp. 37,900 574,837
#*Tsubaki Nakashima Co., Ltd. 25,700 57,945
Tsubakimoto Chain Co. 49,400 802,314
#Tsubakimoto Kogyo Co., Ltd. 9,300 167,514
#Tsuburaya Fields Holdings,
Inc. 48,600 735,601
Tsugami Corp. 80,400 3,034,724
Tsukada Global Holdings, Inc. 21,500 82,098
Tsukishima Holdings Co., Ltd. 20,700 355,433
#Tsukuba Bank, Ltd. 81,200 317,201
Tsumura & Co. 42,610 1,021,463
#Tsuruha Holdings, Inc. 197,989 3,014,133
Tsurumi Manufacturing Co.,
Ltd. 14,100 197,210
UACJ Corp. 153,100 2,264,409
#UBE Corp. 85,424 1,707,675
Uchida Yoko Co., Ltd. 34,700 466,589
#ULS Group, Inc. 21,800 76,945
Umios Corp. 65,300 537,656
#U-Next Holdings Co., Ltd. 53,800 578,124
Unicharm Corp. 639,933 4,045,172
Unipres Corp. 41,900 351,568
UNISOL Holdings Co.rp. 13,200 237,513
United Arrows, Ltd. 29,500 449,656
#United Super Markets
Holdings, Inc. 59,346 306,374
#*Universal Entertainment
Corp. 12,800 53,700
#Urbanet Corp. Co., Ltd. 4,200 13,268
User Local, Inc. 7,700 87,820
Ushio, Inc. 41,300 982,018
USS Co., Ltd. 259,600 3,289,326
UT Group Co., Ltd. 501,000 578,954
Valor Holdings Co., Ltd. 33,700 691,038
Valqua, Ltd. 17,500 713,299
#Value HR Co., Ltd. 7,300 69,596
ValueCommerce Co., Ltd. 14,900 44,263
Valuence Holdings, Inc. 2,100 24,268
Vector, Inc. 28,100 313,428
Vertex Corp. 14,700 121,311
Vision, Inc. 38,100 247,180
#*Visional, Inc. 14,500 793,459
Vital KSK Holdings, Inc. 28,400 298,938
Shares Value
JAPAN — (Continued)
#*VRAIN Solution, Inc. 2,400 $ 55,544
VT Holdings Co., Ltd. 104,400 322,593
#Wacoal Holdings Corp. 19,500 539,105
Wacom Co., Ltd. 150,800 738,728
#Wakachiku Construction Co.,
Ltd. 3,500 79,133
Wakita & Co., Ltd. 27,400 330,745
Warabeya Nichiyo Holdings
Co., Ltd. 11,200 195,899
#Waseda Academy Co., Ltd. 4,200 65,628
#Watahan & Co., Ltd. 100 826
#WDB Holdings Co., Ltd. 1,200 13,671
#Wealth Management, Inc. 800 5,270
#Weathernews, Inc. 29,400 372,058
Wellneo Sugar Co., Ltd. 4,900 85,090
#West Holdings Corp. 25,545 405,736
West Japan Railway Co. 315,400 5,944,515
#Will Group, Inc., Preference 4,200 28,567
#WingArc1st, Inc. 14,600 292,504
Workman Co., Ltd. 14,500 534,558
World Co., Ltd. 70,502 710,665
#World Holdings Co., Ltd. 11,600 193,570
Xebio Holdings Co., Ltd. 18,100 124,588
#YAC Holdings Co., Ltd. 13,700 98,690
Yahagi Construction Co., Ltd. 30,500 365,483
#Yakult Honsha Co., Ltd. 143,900 2,547,678
#YAKUODO Holdings Co., Ltd. 6,600 71,585
YAMABIKO Corp. 30,694 746,989
#YAMADA Consulting Group
Co., Ltd. 1,300 13,839
Yamada Holdings Co., Ltd. 495,717 2,220,102
Yamae Group Holdings Co.,
Ltd. 24,564 434,122
#Yamagata Bank, Ltd. (The) 19,400 455,682
Yamaguchi Financial Group,
Inc. 121,200 2,265,292
Yamaha Corp. 344,200 2,688,100
Yamaha Motor Co., Ltd. 673,100 5,677,333
Yamaichi Electronics Co., Ltd. 20,400 1,099,275
Yamami Co. 1,200 37,494
Yamanashi Chuo Bank, Ltd.
(The) 19,100 772,517
#Yamatane Corp. 10,200 135,103
#Yamato Holdings Co., Ltd. 135,643 1,762,997
#Yamaura Corp. 7,400 69,620
Yamax Corp. 4,800 44,074
Yamazaki Baking Co., Ltd. 108,700 2,293,128
Yamazen Corp. 34,540 385,260
#Yashima Denki Co., Ltd. 12,600 239,378
#Yaskawa Electric Corp. 165,700 5,064,920
#YE DIGITAL Corp. 8,200 63,602
Yellow Hat, Ltd. 51,500 585,106
Yodoko, Ltd. 15,700 136,565
Yokogawa Bridge Holdings
Corp. 26,300 488,918
Yokogawa Electric Corp. 193,300 7,019,379
Yokohama Financial Group,
Inc. 773,800 8,937,153

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Yokohama Rubber Co., Ltd.
(The) 127,300 $ 6,131,347
Yokorei Co., Ltd. 40,400 541,458
Yokowo Co., Ltd. 13,700 347,179
Yondenko Corp. 18,700 235,710
#Yondoshi Holdings, Inc. 13,600 176,892
#Yonex Co., Ltd. 31,800 519,864
#Yorozu Corp. 7,400 41,688
#Yoshinoya Holdings Co., Ltd. 50,500 1,218,851
#Yossix Holdings Co., Ltd. 5,100 103,938
Yotai Refractories Co., Ltd.,
Registered 100 1,103
Yuasa Co., Ltd. 12,700 463,413
#Yukiguni Factory Co., Ltd. 10,000 73,230
Yurtec Corp. 23,700 356,040
#Yushin Co 3,100 13,006
Zacros Corp. 42,300 360,237
#Zenrin Co., Ltd. 36,000 205,068
Zensho Holdings Co., Ltd. 82,400 5,161,612
Zeon Corp. 136,107 1,932,724
ZERIA Pharmaceutical Co.,
Ltd. 23,383 306,927
Zero Co., Ltd. 2,000 44,717
#ZIGExN Co., Ltd. 56,765 150,090
Zojirushi Corp., Class B 26,100 236,043
ZOZO, Inc. 366,200 2,628,774
#Zuiko Corp. 5,400 31,099
Zuken, Inc. 600 18,220
TOTAL JAPAN 4,065,526,966
NETHERLANDS — (4.3%)
Aalberts NV, Registered 69,149 3,386,045
ABN AMRO Bank NV, Class
CV 460,859 20,679,400
Acomo NV 9,289 254,361
Ω*Adyen NV 11,835 11,940,530
Aegon, Ltd. 246,629 2,337,605
Aegon, Ltd.- NYS, Registered 735,168 6,939,986
#Akzo Nobel NV 124,912 8,726,522
Allfunds Group PLC 154,853 1,574,988
AMG Critical Materials NV 37,025 1,252,413
APERAM SA 48,410 2,532,036
Arcadis NV 63,173 2,952,410
ArcelorMittal SA 112,297 7,847,805
ArcelorMittal SA- NYS 212,300 14,890,722
#ASM International NV 36,202 33,371,734
ASML Holding NV- NYS 175,491 285,874,839
ASML Holding NV, Class B 44,356 73,192,631
ASR Nederland NV, Class B 190,016 15,495,983
Ω*Basic-Fit NV 65,167 2,595,733
BE Semiconductor Industries
NV 39,389 8,984,490
#Brunel International NV 14,181 122,533
Coca-Cola Europacific
Partners PLC 101,309 11,201,513
Corbion NV 43,276 942,547
ΩCTP NV 81,339 1,458,047
#DSM-Firmenich AG 37,087 3,984,564
*Flow Traders, Ltd. 40,480 1,233,286
Shares Value
NETHERLANDS — (Continued)
ForFarmers NV 28,664 $ 193,589
*Fugro NV 64 –
#Fugro NV 120,249 1,177,379
HAL Trust 16,298 3,090,273
Havas NV 50,736 1,082,843
Heineken NV 205,407 18,561,429
IMCD NV 22,498 2,453,386
ING Groep NV 1,549,840 54,279,617
Kendrion NV 4,133 90,540
Koninklijke Ahold Delhaize NV 660,205 26,099,803
Koninklijke BAM Groep NV 268,171 3,576,025
Koninklijke Heijmans NV 26,329 2,830,863
Koninklijke KPN NV 3,916,546 18,524,904
Koninklijke Philips NV 376,508 9,850,764
#Koninklijke Philips NV- NYS 309,163 8,130,987
#Koninklijke Vopak NV 37,552 2,116,202
#*Magnum Ice Cream Co. NV
(The) 86,421 1,610,395
#*Magnum Ice Cream Co. NV
(The) 87,710 1,632,283
*Magnum Ice Cream Co. NV
(The) 16 298
Nedap NV 1,864 206,098
NN Group NV 247,645 23,250,109
#*Pharming Group NV 706,217 713,571
#PostNL NV 397,909 410,888
#*Prosus NV 432,553 19,889,525
Randstad NV 33,224 1,395,244
SBM Offshore NV 108,249 4,027,812
ΩSignify NV 139,926 2,376,239
#Sligro Food Group NV 9,749 117,775
TKH Group NV 41,842 2,048,893
#*TomTom NV 42,795 189,368
#Universal Music Group NV 717,339 11,913,696
Van Lanschot Kempen NV 25,427 1,903,039
Wolters Kluwer NV 124,062 9,689,154
TOTAL NETHERLANDS 757,205,714
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 146,346 709,503
Auckland International Airport,
Ltd. 913,326 4,674,805
Channel Infrastructure NZ, Ltd. 202,644 406,076
Chorus, Ltd. 157,804 874,479
Contact Energy, Ltd. 523,997 2,802,139
EBOS Group, Ltd. 51,144 662,408
Fisher & Paykel Healthcare
Corp., Ltd. 297,331 7,109,637
*Fletcher Building, Ltd. 182,781 392,052
Freightways Group, Ltd. 19,436 158,189
Genesis Energy, Ltd. 27,326 41,109
*Gentrack Group, Ltd. 60 127
Hallenstein Glasson Holdings,
Ltd. 44 275
Heartland Group Holdings, Ltd. 17,854 13,010
Infratil, Ltd. 419,001 3,639,226
Mainfreight, Ltd. 31,011 1,261,077
Mercury NZ, Ltd. 284,264 1,119,222
Meridian Energy, Ltd. 630,464 2,111,809

Dimensional International Core Equity Market ETF
continued
Shares Value
NEW ZEALAND — (Continued)
NZME, Ltd. 136 $ 85
NZX, Ltd. 234 205
*Oceania Healthcare, Ltd. 231,066 102,519
#Port of Tauranga, Ltd. 50,389 239,850
Sanford, Ltd. 52 207
Scales Corp., Ltd. 16,686 63,736
Skellerup Holdings, Ltd. 5,006 20,445
SKY Network Television, Ltd. 92 176
#*SKYCITY Entertainment
Group, Ltd. 265,447 96,714
Spark New Zealand, Ltd. 494,847 558,331
Summerset Group Holdings,
Ltd. 82,175 402,258
Tourism Holdings, Ltd. 87 146
Vector, Ltd. 144 419
#*Vista Group International,
Ltd. 136 198
TOTAL NEW ZEALAND 27,460,432
NORTHERN IRELAND — (0.0%)
#*Aura Consolidated Group,
Inc. 7,395 16,622
TOTAL NORTHERN IRELAND 16,622
NORWAY — (0.8%)
ABG Sundal Collier Holding
ASA 252 191
AF Gruppen ASA 13,759 274,768
Aker ASA, Class A 12,153 1,632,496
Aker BP ASA 231,868 8,177,795
Aker Solutions ASA 136,637 605,662
AKVA Group ASA 8 109
*Archer, Ltd. 21,463 56,123
*Atea ASA, Class A 39,847 719,281
Austevoll Seafood ASA 53,249 477,232
Ω*AutoStore Holdings, Ltd. 394,611 498,870
#Bakkafrost P/F 24,782 1,182,634
*BLUENORD ASA 19,703 1,063,657
Bonheur ASA 1,368 32,382
Borregaard ASA 51,438 856,920
Bouvet ASA 15,370 73,170
*BW Energy, Ltd. 3,963 21,687
ΩBW LPG, Ltd. 5,637 127,171
ΩBW LPG, Ltd. 81,703 1,853,871
BW Offshore, Ltd. 91,064 447,917
#*Cadeler A/S 147,173 832,525
#*Cadeler A/S, ADR 1,332 30,250
*Cloudberry Clean Energy
ASA 22,603 31,125
DNB Bank ASA 470,824 15,141,110
DNO ASA 399,821 704,857
DOF Group ASA 114,882 1,508,067
Ω#*Elkem ASA 246,184 804,676
ΩElmera Group ASA 72,437 349,041
Elopak ASA 68,814 263,743
Endur ASA 8,355 101,308
Ω#Entra ASA, Class B 26,139 292,142
Equinor ASA 489,552 19,945,055
Equinor ASA, Sponsored ADR 33,936 1,394,770
Ω#Europris ASA 93,032 836,721
Shares Value
NORWAY — (Continued)
#*FLEX LNG, Ltd. 3,681 $ 114,884
*FLEX LNG, Ltd. 9,512 296,869
Frontline PLC 96,901 3,839,585
#Gjensidige Forsikring ASA 101,811 3,029,361
#Grieg Seafood ASA 11,588 36,875
Hafnia, Ltd. 258,572 1,983,416
*Himalaya Shipping, Ltd. 24,655 387,338
Hoegh Autoliners ASA 104,307 1,853,159
ΩKid ASA 24,280 332,294
Kitron ASA 131,086 1,201,089
ΩKlaveness Combination
Carriers ASA 16,222 171,726
*Kongsberg Automotive ASA 827,395 188,437
Kongsberg Gruppen ASA 186,868 5,836,054
*Kongsberg Maritime A/S 186,868 1,050,174
Leroy Seafood Group ASA 158,146 691,999
#*LINK Mobility Group Holding
ASA 205,640 552,901
*Magnora ASA 21,193 49,942
Medistim ASA 2,510 59,811
Mowi ASA 217,534 4,646,927
MPC Container Ships ASA 415,312 1,066,722
ΩMulticonsult ASA 6,912 110,776
*Napatech A/S 25,027 101,858
NORBIT ASA 22,513 416,353
Norconsult Norge A/S 5,242 21,473
*Nordic Semiconductor ASA 79,732 1,334,163
Norsk Hydro ASA 734,923 6,715,213
Ω*Norske Skog ASA 31,139 131,987
Norwegian Air Shuttle ASA 80,267 110,234
*NRC Group ASA 107,570 87,787
Odfjell Drilling, Ltd. 69,833 670,041
Odfjell SE, Class A 6,075 73,021
Odfjell Technology, Ltd. 12,113 74,204
*OKEA ASA 41,761 149,489
ΩOkeanis Eco Tankers Corp. 6,204 376,131
ΩOkeanis Eco Tankers Corp. 460 27,752
#Orkla ASA 252,010 2,800,642
*Panoro Energy ASA 73,483 215,780
Paratus Energy Services, Ltd. 56,074 281,133
Pareto Bank ASA 1,970 12,774
*Pexip Holding ASA 37,369 315,999
*PhotoCure ASA 6,438 35,977
Ω*poLight ASA 26,106 28,517
Protector Forsikring ASA 31,750 1,645,047
Rogaland Sparebank 985 15,579
#Salmar ASA 39,397 2,141,367
*SATS ASA 183,524 811,754
Ω*Scatec ASA 98,300 949,398
Sea1 offshore, Inc. 38,096 107,851
#*SED Energy Holdings PLC,
Class A 86,634 72,620
Solstad Maritime ASA 53 158
Solstad Offshore ASA 27,618 197,434
SpareBank 1 Helgeland 324 5,370
Sparebank 1 Oestlandet 22,187 455,427
SpareBank 1 Sor-Norge ASA 139,899 3,127,158
Sparebanken More 1,509 17,740

Dimensional International Core Equity Market ETF
continued
Shares Value
NORWAY — (Continued)
Stolt-Nielsen, Ltd., Class R 10,771 $ 361,146
Storebrand ASA 349,365 7,418,877
Subsea 7 SA 174,699 5,864,929
Telenor ASA 330,044 4,656,153
TGS ASA 208,286 2,797,878
TOMRA Systems ASA 52,992 585,559
#Var Energi ASA 539,439 2,684,625
Veidekke ASA 43,769 868,531
#Vend Marketplaces ASA,
Class B 62,377 1,571,888
*Vow ASA 67,281 15,288
Wallenius Wilhelmsen ASA,
Class B 114,782 1,787,531
Wilh. Wilhelmsen Holding
ASA, Class A 9,593 776,810
Wilh. Wilhelmsen Holding
ASA, Class B 1,147 86,229
Yara International ASA 102,911 4,847,045
*Zaptec ASA 59,836 285,168
TOTAL NORWAY 145,972,753
PORTUGAL — (0.2%)
#Altri SGPS SA 34,075 185,635
Banco Comercial Portugues
SA, Class R 5,372,487 6,583,097
Corticeira Amorim SGPS SA 29,896 227,707
CTT-Correios de Portugal SA 45,043 319,237
#EDP Renewables SA 190,911 2,954,327
#EDP SA 2,116,532 10,885,230
Galp Energia SGPS SA 339,056 7,681,082
#Ibersol SGPS SA 3,785 41,850
Jeronimo Martins SGPS SA 167,952 3,354,596
#Mota-Engil SGPS SA 70,224 374,248
#Navigator Co. SA (The) 244,601 917,447
NOS SGPS SA 257,185 1,429,217
REN - Redes Energeticas
Nacionais SGPS SA 357,881 1,422,630
Semapa-Sociedade de
Investimento e Gestao 11,636 269,095
Sonae SGPS SA 696,056 1,633,727
#*Teixeira Duarte SA 169,954 95,521
TOTAL PORTUGAL 38,374,646
SINGAPORE — (1.3%)
AEM Holdings, Ltd. 231,516 1,485,973
ASL Marine Holdings, Ltd. 153,000 38,137
Aztech Global, Ltd. 167,600 87,468
Banyan Tree Holdings, Ltd. 300 129
Centurion Accommodation
REIT 12,830 11,293
Centurion Corp., Ltd. 128,300 155,903
China Aviation Oil Singapore
Corp., Ltd. 292,000 395,763
City Developments, Ltd. 462,500 2,828,030
ComfortDelGro Corp., Ltd. 2,134,700 2,228,149
COSCO SHIPPING
International Singapore Co.,
Ltd. 370,500 34,343
#CSE Global, Ltd. 583,809 545,701
DBS Group Holdings, Ltd. 1,119,482 64,545,924
Shares Value
SINGAPORE — (Continued)
Delfi, Ltd. 179,900 $ 122,614
DFI Retail Group Holdings,
Ltd. 113,900 449,905
Far East Orchard, Ltd. 205 169
First Resources, Ltd. 445,500 1,176,387
Food Empire Holdings, Ltd. 254,720 482,139
Frencken Group, Ltd. 306,000 588,737
Genting Singapore, Ltd. 4,522,100 2,236,745
#Geo Energy Resources, Ltd. 657,600 253,553
Golden Agri-Resources, Ltd. 1,248,600 277,186
GuocoLand, Ltd. 6,900 12,254
Hong Fok Corp., Ltd. 98,300 67,381
Hong Leong Asia, Ltd. 205,100 458,511
Hongkong Land Holdings, Ltd. 764,700 6,209,364
Hour Glass, Ltd. (The) 200 430
Hutchison Port Holdings Trust,
Class U 1,718,600 331,690
iFAST Corp., Ltd. 183,200 1,297,155
ISDN Holdings, Ltd. 527 265
Keppel Infrastructure Trust 1,066,675 452,826
Keppel, Ltd. 909,800 8,128,529
LHN, Ltd. 185,100 80,021
#Marco Polo Marine, Ltd. 1,072,900 111,151
Nanofilm Technologies
International, Ltd. 107,100 88,430
NETLINK NBN TRUST 1,523,700 1,198,736
Olam Group, Ltd. 357,590 389,956
OUE, Ltd. 21,500 16,747
Oversea-Chinese Banking
Corp., Ltd. 1,745,936 39,616,074
Propnex, Ltd. 28,600 41,213
Raffles Education, Ltd. 145,907 12,956
Raffles Medical Group, Ltd. 562,000 385,231
#Riverstone Holdings, Ltd. 463,100 303,010
SATS, Ltd. 640,518 2,359,908
Seatrium, Ltd. 2,341,137 3,920,739
Sembcorp Industries, Ltd. 767,600 3,300,477
Sheng Siong Group, Ltd. 449,000 1,168,141
SIA Engineering Co., Ltd.,
Registered 172,400 416,295
Sing Holdings, Ltd. 250 85
Singapore Airlines, Ltd. 1,566,000 9,392,584
Singapore Exchange, Ltd. 652,800 12,437,676
Singapore Land Group, Ltd. 12,100 31,103
Singapore Technologies
Engineering, Ltd. 1,218,500 9,567,285
Singapore
Telecommunications, Ltd. 3,862,900 13,359,773
#StarHub, Ltd. 252,300 216,178
UMS Integration, Ltd. 562,075 998,232
United Overseas Bank, Ltd. 683,900 23,119,848
UOB-Kay Hian Holdings, Ltd. 182,960 585,734
UOL Group, Ltd. 356,900 2,752,228
Venture Corp., Ltd. 228,100 2,841,034
Vicom, Ltd. 100 141
Wee Hur Holdings, Ltd. 444,200 235,283
#Wilmar International, Ltd. 1,281,600 3,923,265
Wing Tai Holdings, Ltd. 64,500 78,879

Dimensional International Core Equity Market ETF
continued
Shares Value
SINGAPORE — (Continued)
Yangzijiang Shipbuilding
Holdings, Ltd. 2,206,800 $ 6,738,321
TOTAL SINGAPORE 234,589,387
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 16 1,198
TOTAL SOUTH AFRICA 1,198
SPAIN — (3.2%)
Acciona SA 21,317 5,851,966
Acerinox SA 172,733 3,454,064
ACS Actividades de
Construccion y Servicios SA 134,129 17,021,783
ΩAena SME SA 550,438 16,896,607
Almirall SA 78,762 1,005,878
Amadeus IT Group SA 264,243 16,216,673
#*Amper SA 12,375 67,460
Atresmedia Corp. de Medios
de Comunicacion SA 116,615 699,032
Audax Renovables SA 41,218 56,908
Banco Bilbao Vizcaya
Argentaria SA 1,546,541 43,060,798
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,901,133 53,136,667
Banco de Sabadell SA 3,795,839 14,521,273
Banco Santander SA 5,351,816 75,848,438
#Banco Santander SA,
Sponsored ADR 1,949,140 27,482,874
Bankinter SA 585,425 10,729,817
CaixaBank SA 2,138,035 30,908,830
Ω*Cellnex Telecom SA 307,993 9,521,684
CIE Automotive SA 24,244 737,794
Construcciones y Auxiliar de
Ferrocarriles SA 16,308 1,283,400
Corp ACCIONA Energias
Renovables SA 34,808 869,049
*Distribuidora Internacional de
Alimentacion SA 9,301 426,445
Ebro Foods SA 35,034 737,643
#*eDreams ODIGEO SA 27,133 169,825
Elecnor SA 25,932 1,020,393
Enagas SA 157,388 3,063,919
#*Ence Energia y Celulosa SA 66,184 195,700
Endesa SA 232,320 11,322,643
Faes Farma SA 146,142 766,735
Ferrovial NV 282,469 18,440,190
Ferrovial NV 49,859 3,245,821
Fluidra SA 68,153 1,511,810
ΩGestamp Automocion SA 172,094 580,148
ΩGlobal Dominion Access SA 56,533 184,075
*Grenergy Renovables SA 12,788 1,356,559
Grifols SA 196,495 2,252,633
Grupo Empresarial San Jose
SA 19,046 181,881
Iberdrola SA 2,721,176 64,652,000
Indra Sistemas SA 62,350 4,074,648
Industria de Diseno Textil SA 611,759 39,725,799
Laboratorios Farmaceuticos
Rovi SA 15,686 1,056,682
Shares Value
SPAIN — (Continued)
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 301,746 $ 442,994
Logista Integral SA 39,307 1,673,312
Mapfre SA 996,970 5,086,078
Melia Hotels International SA 120,517 1,437,912
Miquel y Costas & Miquel SA 16 250
Naturgy Energy Group SA 243,538 8,114,664
Ω*Neinor Homes SA 26,019 474,189
*Nueva Expresion Textil SA 25,141 30,719
*Obrascon Huarte Lain SA 105,760 52,567
*Oryzon Genomics SA 35,149 116,469
*Pharma Mar SA 6,435 585,269
Prim SA 4 62
ΩProsegur Cash SA 216,024 166,277
Prosegur Cia de Seguridad SA 38,507 133,799
*Realia Business SA 136 159
Redeia Corp. SA 256,757 4,525,706
Renta 4 Banco SA 8 179
Repsol SA 932,997 28,317,852
Sacyr SA 379,340 2,051,312
*Solaria Energia y Medio
Ambiente SA 87,874 1,700,559
Ω#*Talgo SA 7,078 22,191
*Tecnicas Reunidas SA 47,120 1,533,169
Telefonica SA 2,726,412 11,242,548
Telefonica SA, Sponsored
ADR 50,238 205,976
#Tubacex SA 7,670 26,783
ΩUnicaja Banco SA 732,660 2,803,690
Vidrala SA 12,180 1,227,599
Viscofan SA 39,784 2,627,396
*Vocento SA 52 50
TOTAL SPAIN 558,936,274
SWEDEN — (2.7%)
#AAK AB 130,819 2,816,585
ΩAcadeMedia AB 100,171 1,047,910
AddLife AB, Class B 66,311 1,123,255
AddTech AB, Class B 209,684 7,618,079
AFRY AB 56,906 613,201
Alfa Laval AB 153,303 9,056,768
ΩAlimak Group AB 36,947 494,176
Alleima AB 159,740 1,892,099
Alligo AB, Class B 10,769 156,455
Altra Fastigheter AB 74,833 611,450
ΩAmbea AB, Class B 84,253 1,274,393
AQ Group AB 34,245 735,873
Arjo AB, Class B 202,301 575,095
*Asmodee Group AB, Class B 93,188 1,449,591
#Assa Abloy AB, Class B 461,504 17,081,453
#Atlas Copco AB, Class A 1,593,143 33,582,920
Atlas Copco AB, Class B 393,883 7,260,411
#Atrium Ljungberg AB, Class B 92,297 256,864
ΩAttendo AB 122,188 1,401,192
Avanza Bank Holding AB 103,833 4,259,983
Avarda Bank AB 10,090 198,627
Axfood AB 91,881 2,343,255
Beijer Alma AB, Class B 21,679 677,185
Beijer Ref AB, Class B 221,798 3,115,402

Dimensional International Core Equity Market ETF
continued
Shares Value
SWEDEN — (Continued)
Bergman & Beving AB 8,996 $ 258,376
Betsson AB, Class B 140,824 1,359,527
#*Better Collective A/S 17,907 226,747
*BHG Group AB 117,200 237,471
Bilia AB, Class A 24,146 389,525
Billerud AB 125,864 1,002,030
Ω#BioArctic AB, Class B 24,877 847,487
BioGaia AB, Class B 48,361 586,010
Boliden AB 252,359 12,612,659
*Bonava AB, Class B 172,735 181,788
Ω*BoneSupport Holding AB 24,127 556,894
Ω*Boozt AB 49,745 872,884
ΩBravida Holding AB 171,684 2,364,704
Bufab AB 68,594 967,794
Byggmax Group AB 63,581 344,564
*Camurus AB 19,318 1,250,405
*Carasent AB 36,986 95,179
#Castellum AB 279,548 3,922,170
Catella AB 28 59
#Catena AB 25,031 1,034,825
Cellavision AB 3,880 59,867
Clas Ohlson AB, Class B 42,231 1,853,914
Cloetta AB, Class B 165,770 994,794
ΩCoor Service Management
Holding AB 113,123 560,160
*Cynca Nordic AB 19,943 33,615
Dios Fastigheter AB 93,355 643,406
Ω*Dometic Group AB 225,235 561,435
Duni AB 16,424 135,834
#Dynavox Group AB 73,228 551,129
Eastnine AB 26,554 130,682
*Electrolux AB, Class B 512,106 1,490,690
Electrolux Professional AB,
Class B 76,332 379,260
Elekta AB, Class B 254,759 1,291,954
*Embracer Group AB, Class B 66,319 468,126
*Enad Global 7 AB 8,964 19,121
*Enea AB 1,612 9,969
#Engcon AB, Class B 6,135 42,250
Ependion AB 1,214 19,826
Epiroc AB, Class A 392,790 10,050,319
Epiroc AB, Class B 63,907 1,397,379
EQT AB 155,832 5,287,507
Essity AB, Class A 16 466
Essity AB, Class B 475,142 13,806,013
Ω*Evolution AB 53,672 4,096,850
Fabege AB 142,184 1,113,328
#*Fasadgruppen Group AB 12,393 27,475
*Fastighets AB Balder, Class B 480,677 2,628,104
*Fastighetsbolaget Emilshus
AB, Class B 95 517
FastPartner AB, Class A 13,033 58,129
#Getinge AB, Class B 193,155 4,806,603
Granges AB 88,039 1,653,730
#H & M Hennes & Mauritz AB,
Class B 295,066 5,387,893
Hanza AB 21,496 302,837
Heba Fastighets AB, Class B 56,246 144,447
Shares Value
SWEDEN — (Continued)
Hexagon AB, Class B 865,346 $ 8,492,001
*Hexatronic Group AB 146,635 582,236
Hexpol AB 89,789 834,831
HMS Networks AB 6,534 336,700
#Holmen AB, Class B 49,825 1,686,947
Hufvudstaden AB, Class A 63,065 801,203
Humana AB 43,334 286,168
*Humble Group AB 28,671 17,070
#Husqvarna AB, Class B 182,571 742,723
Indutrade AB 133,268 3,335,891
Instalco AB 238,949 939,265
*International Petroleum Corp. 58,940 1,336,962
Invisio AB 18,966 413,117
Inwido AB 46,423 836,976
#JM AB 44,362 572,428
John Mattson
Fastighetsforetagen AB 1,685 10,545
*Karnell Group AB, Class B 19,340 181,642
*Karnov Group AB, Class B 10,410 76,602
Klarabo Sverige AB, Class B 18,230 27,555
KNOW IT AB 5,556 53,929
Lagercrantz Group AB, Class
B 150,933 3,543,919
#Lifco AB, Class B 147,205 4,999,415
Lime Technologies AB 1,231 28,646
#Lindab International AB 50,294 654,244
Logistea AB, Class B 159,028 222,039
Loomis AB, Class B 82,946 4,564,638
*Medcap AB 9,172 527,342
Medicover AB, Class B 36,501 862,786
MEKO AB 8,593 69,221
#*Modern Times Group MTG
AB, Class B 80,808 1,106,240
Momentum Group AB, Class B 6,320 93,939
ΩMunters Group AB 100,329 1,777,317
Mycronic AB 114,515 3,766,751
NCAB Group AB 84,073 606,313
NCC AB, Class B 71,863 1,279,071
*Neobo Fastigheter AB 92,149 179,565
*Net Insight AB, Class B 33,425 7,743
New Wave Group AB, Class B 70,590 699,241
#Nibe Industrier AB, Class B 987,279 3,947,046
#*Nobia AB 51,543 79,303
Nolato AB, Class B 152,877 782,012
Nordnet AB publ. 106,269 4,065,848
*Norion Bank AB 69,335 425,894
*Note AB 19,584 295,608
NP3 Fastigheter AB 13,815 383,750
*Octave Intelligence PLC 86,533 1,548,342
OEM International AB, Class B 8,751 161,261
*Orron Energy AB 140,206 106,257
*Ovzon AB 30,737 120,822
Peab AB, Class B 168,136 1,660,211
Platzer Fastigheter Holding
AB, Class B 61,090 470,662
Proact IT Group AB 30,058 388,800
Ratos AB, Class B 190,738 719,366
RaySearch Laboratories AB,
Class B 22,496 422,566

Dimensional International Core Equity Market ETF
continued
Shares Value
SWEDEN — (Continued)
Rejlers AB, Class B 7,121 $ 117,788
*Rottneros AB 84 18
Rusta AB 18,386 170,080
Rvrc Holding AB 83,788 533,116
Saab AB, Class B 128,344 8,043,698
Sagax AB, Class B 70,675 1,239,405
*Salix Group AB 1,178 7,495
#*Samhallsbyggnadsbolaget i
Norden AB 839,642 288,946
Sandvik AB 503,999 18,807,510
Scandi Standard AB 25,199 377,721
ΩScandic Hotels Group AB 312,083 2,769,164
*Sdiptech AB, Class B 28,072 711,510
Sectra AB, Class B 80,111 2,243,780
Securitas AB, Class B 517,539 8,300,154
Ω#*Sinch AB 481,212 2,020,182
#*Sivers Semiconductors AB 180,655 582,111
Skandinaviska Enskilda
Banken AB, Class A 795,664 18,623,875
Skandinaviska Enskilda
Banken AB, Class C 3,802 90,467
Skanska AB, Class B 236,674 6,616,452
SKF AB, Class A 38 1,030
SKF AB, Class B 291,037 7,864,711
SkiStar AB 32,459 566,842
Solid Forsakring AB 2,062 22,998
SSAB AB, Class A 104,929 1,100,985
SSAB AB, Class B 566,171 5,937,674
#*Stendorren Fastigheter AB,
Class B 8 153
#*Stillfront Group AB 356,053 247,259
Storskogen Group AB, Class B 1,254,788 1,405,389
Svedbergs Group AB, Class B 9,642 58,216
Svenska Cellulosa AB SCA,
Class A 8 91
Svenska Cellulosa AB SCA,
Class B 433,984 4,924,399
Svenska Handelsbanken AB,
Class A 735,310 11,226,195
#Svenska Handelsbanken AB,
Class B 6,673 162,838
Sweco AB, Class B 167,519 2,354,748
Swedbank AB, Class A 469,951 18,768,483
*Swedish Logistic Property AB,
Class B 76,837 296,394
*Swedish Orphan Biovitrum
AB, Class A 129,316 6,379,047
Synsam AB 128,364 761,573
Systemair AB 51,989 455,040
#Tele2 AB, Class B 474,990 8,222,704
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 12,476 122,390
Telefonaktiebolaget LM
Ericsson, Class B 1,957,210 19,247,950
Telia Co. AB 1,767,813 8,186,790
ΩThule Group AB 83,574 1,916,771
Trelleborg AB, Class B 132,721 5,879,234
VBG Group AB, Class B 14,907 510,182
Shares Value
SWEDEN — (Continued)
Vitrolife AB 8,765 $ 79,105
Volati AB 1,178 3,031
Volvo AB, Class A 40,292 1,542,415
#Volvo AB, Class B 1,188,002 45,365,737
#*Volvo Car AB, Class B 310,437 656,018
Wallenstam AB, Class B 229,513 996,000
Wihlborgs Fastigheter AB 194,036 1,573,237
TOTAL SWEDEN 479,271,019
SWITZERLAND — (7.8%)
ABB, Ltd., Registered 674,892 66,333,863
Accelleron Industries AG 67,607 6,087,597
Adecco Group AG 44,574 1,239,621
#Alcon AG 262,271 18,080,963
Alcon AG 87,268 5,973,552
Allreal Holding AG, Registered 11,911 3,113,746
#ALSO Holding AG,
Registered 3,848 916,995
*Amrize, Ltd. 58,106 2,841,965
*Amrize, Ltd. 348,177 17,076,402
*ams-OSRAM AG 91,605 1,805,945
APG SGA SA 1,048 258,422
#*Arbonia AG 40,132 190,479
*Aryzta AG 17,691 1,158,918
Ascom Holding AG, Registered 26,057 164,577
Autoneum Holding AG 2,919 471,196
*Avolta AG 84,873 5,071,084
Banque Cantonale de Geneve,
Class BR 2,102 84,439
Banque Cantonale Vaudoise,
Registered 23,779 3,732,690
#Barry Callebaut AG,
Registered 2,253 3,138,410
*Basilea Pharmaceutica Ag
Allschwil, Registered 14,183 909,830
Belimo Holding AG, Class R 5,733 5,952,314
Bell Food Group AG 1,390 312,344
Berner Kantonalbank AG,
Registered 3,546 1,689,615
BKW AG 12,936 2,140,943
Bossard Holding AG,
Registered, Class A 5,337 1,490,837
Bucher Industries AG,
Registered 4,878 1,905,257
Burckhardt Compression
Holding AG 2,507 1,496,670
Burkhalter Holding AG 7,591 1,283,541
#Bystronic AG 1,046 179,968
Cembra Money Bank AG 29,428 3,266,343
Chocoladefabriken Lindt &
Spruengli AG 70 8,228,169
Chocoladefabriken Lindt &
Spruengli AG, Class PC 325 3,743,897
#*Cicor Technologies, Ltd.,
Registered 3,016 437,647
Cie Financiere Richemont SA,
Registered 256,327 60,481,830
Cie Financiere Tradition SA,
Class BR 1,750 640,257
*Clariant AG, Registered 149,024 1,685,396

Dimensional International Core Equity Market ETF
continued
Shares Value
SWITZERLAND — (Continued)
#Coltene Holding AG,
Registered 1,791 $ 108,250
Cosmo NV 9,269 687,399
Daetwyler Holding AG, Class
BR 4,104 696,977
DKSH Holding AG 29,396 2,434,376
dormakaba Holding AG 20,019 1,437,617
*EFG International AG 85,073 1,690,840
Emmi AG, Registered 1,757 1,885,021
EMS-Chemie Holding AG 4,287 4,331,775
Flughafen Zurich AG,
Registered 16,246 4,759,041
Forbo Holding AG, Registered 1,118 1,260,263
*Galderma Group AG 119,517 25,962,688
ΩGalenica AG 39,131 4,157,110
Geberit AG, Registered 25,669 16,885,287
#Georg Fischer AG,
Registered 27,138 1,735,853
Givaudan SA, Registered 5,777 23,063,729
Helvetia Baloise Holding AG,
Registered 64,721 17,343,196
Hiag Immobilien Holding AG 4,474 729,952
*Holcim AG 394,142 35,728,786
Huber + Suhner AG,
Registered 12,000 2,809,221
Implenia AG, Registered 20,660 1,634,312
Inficon Holding AG, Registered 9,198 1,848,581
Interroll Holding AG, Class R 766 1,280,059
Intershop Holding AG 4,318 919,053
Investis Holding SA 1,400 263,025
Julius Baer Group, Ltd.,
Registered 174,701 15,305,367
Jungfraubahn Holding AG,
Registered 5,152 1,658,854
Kardex Holding AG,
Registered 4,917 1,446,445
Kuehne + Nagel International
AG, Class R 30,705 7,806,710
#*Landis+Gyr Group AG 31,677 1,787,349
Liechtensteinische
Landesbank AG 3,165 442,056
Logitech International SA,
Class R 30,750 3,119,659
#Logitech International SA,
Class R 75,287 7,715,412
Lonza Group AG, Registered 50,283 34,941,107
Luzerner Kantonalbank AG,
Registered 9,770 1,345,254
ΩMedacta Group SA 5,929 967,342
ΩMedmix AG 12,318 134,591
Meier Tobler Group AG 1,283 53,600
*Metall Zug AG, Registered 15 14,665
Mikron Holding AG, Registered 3,544 74,468
Mobilezone Holding AG,
Registered 33,330 589,110
Mobimo Holding AG,
Registered 7,653 3,306,005
Ω*Montana Aerospace AG 34,366 1,027,943
Nestle SA, Registered 1,460,818 146,271,388
Shares Value
SWITZERLAND — (Continued)
Novartis AG, Class B,
Sponsored ADR 753,095 $ 117,595,784
Novartis AG, Registered 317,649 49,705,659
OC Oerlikon Corp. AG
Pfaeffikon 158,465 929,382
#Partners Group Holding AG 14,297 11,875,142
*Peach Property Group AG 2,024 12,021
Plazza AG, Registered, Class
A 56 30,040
Ω*PolyPeptide Group AG 12,990 703,247
PSP Swiss Property AG,
Registered 32,734 5,907,131
#*Rieter Holding AG,
Registered 34,341 129,036
Roche Holding AG 419,619 183,396,920
Roche Holding AG, Class BR 12,013 5,324,593
Romande Energie Holding SA,
Registered 250 15,327
Sandoz Group AG 209,601 17,036,477
Sandoz Group AG, ADR 67,959 5,537,299
Schindler Holding AG, Class
PC 19,356 6,091,141
#Schindler Holding AG,
Registered 20,209 6,182,223
Schweiter Technologies AG,
Registered 354 152,705
Ω*Sensirion Holding AG 761 68,664
SFS Group AG 15,555 2,537,865
SGS SA, Registered 145,767 17,256,737
*Siegfried Holding AG,
Registered 33,215 3,109,865
*SIG Group AG 144,554 2,624,681
Sika AG, Registered 94,922 21,335,598
#*Softwareone Holding AG 61,792 671,345
*Softwareone Holding AG 22,509 245,401
Sonova Holding AG 28,924 7,865,126
St. Galler Kantonalbank AG,
Registered 1,793 1,440,517
#Stadler Rail AG 64,272 1,944,724
Straumann Holding AG, Class
R 62,392 7,702,507
Sulzer AG, Registered 14,774 2,673,399
*Sunrise Communications AG 54,858 2,893,937
Swatch Group AG (The), Class
BR 22,983 5,121,853
Swatch Group AG (The),
Registered 27,192 1,213,313
Swiss Life Holding AG,
Registered 22,679 26,764,612
Swiss Prime Site AG,
Registered 60,656 9,881,294
Swiss Re AG, Registered 251,729 41,957,426
Swisscom AG, Registered 27,696 21,292,765
Swissquote Group Holding SA,
Registered 84,282 4,362,808
Tecan Group AG, Class R 3,377 776,787
#Temenos AG, Registered 35,467 2,934,943
TX Group AG 1,978 337,877
UBS Group AG 794,095 41,880,570

Dimensional International Core Equity Market ETF
continued
Shares Value
SWITZERLAND — (Continued)
UBS Group AG 810,122 $ 42,606,379
Valiant Holding AG 14,328 2,798,126
ΩVAT Group AG 15,644 11,640,428
Vaudoise Assurances Holding
SA 1,030 1,022,298
Vetropack Holding AG, Class
A 6,377 149,129
Vontobel Holding AG, Class R 23,660 2,523,772
VP Bank AG, Class A 924 109,411
V-ZUG Holding AG 231 12,192
Ypsomed Holding AG,
Registered 3,292 1,567,367
Zehnder Group AG,
Registered 11,255 941,800
Zug Estates Holding AG, Class
B 22 60,367
Zuger Kantonalbank, Class BR 7 90,415
Zurich Insurance Group AG 80,642 61,379,820
TOTAL SWITZERLAND 1,379,665,703
UNITED KINGDOM — (12.0%)
Admiral Group PLC 187,576 9,521,676
ΩAirtel Africa PLC 883,585 3,959,652
AJ Bell PLC 226,022 1,786,994
Anglo American PLC 565,464 28,407,131
Antofagasta PLC 250,376 12,315,286
Associated British Foods PLC 194,826 5,471,845
AstraZeneca PLC 833,479 141,687,392
ΩAutotrader Group PLC 437,671 3,085,160
Aviva PLC 1,874,608 17,492,776
Babcock International Group
PLC 539,816 8,143,588
BAE Systems PLC 1,373,849 38,715,075
Barclays PLC 10,349,457 70,850,632
Barratt Redrow PLC,
Registered 967,275 3,817,917
Beazley PLC 24 417
Bellway PLC 75,280 2,014,004
*Berkeley Group Holdings PLC 68,019 3,203,780
BP PLC 11,864,143 88,213,100
British American Tobacco PLC 976,677 60,066,398
BT Group PLC, Registered 6,402,600 17,344,611
Bunzl PLC 206,441 7,784,460
*Burberry Group PLC 267,127 4,268,899
Canal+ SA 505,555 1,789,322
Centrica PLC 3,130,838 6,530,655
*Coca-Cola HBC AG 156,549 10,554,859
Compass Group PLC 1,145,935 36,337,599
Computacenter PLC 51,527 3,188,366
ΩConvatec Group PLC 1,105,225 3,331,679
Cranswick PLC 36,314 2,614,522
Croda International PLC 81,875 3,531,374
Currys PLC 232,522 525,387
DCC Energy PLC 69,820 5,947,685
Diageo PLC 1,307,682 28,764,147
Diploma PLC 68,834 6,780,762
Drax Group PLC 366,905 3,641,498
Dunelm Group PLC 16 187
easyJet PLC 198,161 1,680,054
Shares Value
UNITED KINGDOM — (Continued)
Endeavour Mining PLC 130,031 $ 6,149,094
Endeavour Mining PLC 19,810 938,941
Experian PLC 632,126 23,734,074
*Frasers Group PLC 95,581 1,042,531
Fresnillo PLC 147,615 4,916,659
Games Workshop Group PLC 25,224 6,490,322
*Glencore PLC 5,139,859 37,559,125
Grafton Group PLC 128,396 1,668,623
Grainger PLC 7,021 16,488
Greggs PLC 16 405
GSK PLC 2,516,655 65,415,825
Haleon PLC 5,071,255 24,793,925
Halma PLC 188,317 8,945,995
Harbour Energy PLC 2,283 7,355
Helios Towers PLC 393,228 1,036,148
Hikma Pharmaceuticals PLC 110,675 2,360,713
Hill & Smith PLC 15,137 580,563
Hiscox, Ltd. 229,409 5,584,875
Hochschild Mining PLC 218,237 1,266,989
Howden Joinery Group PLC 402,132 4,267,119
HSBC Holdings PLC,
Registered 9,563,299 202,828,218
IG Group Holdings PLC 238,361 4,683,305
IMI PLC 194,040 7,666,758
Imperial Brands PLC 620,787 23,600,733
Inchcape PLC 247,997 2,798,427
Informa PLC 812,862 9,689,847
InterContinental Hotels Group
PLC 97,116 15,606,541
International Workplace Group
PLC 442,233 1,173,011
Intertek Group PLC 110,738 8,703,100
Investec PLC 484,560 4,232,107
Ithaca Energy PLC 173,910 566,844
ITV PLC 2,959,709 2,957,399
J Sainsbury PLC 1,535,801 7,428,095
JD Sports Fashion PLC 535,848 645,112
JET2 PLC 76,383 1,583,003
Johnson Matthey PLC 133,170 3,569,934
Kingfisher PLC 1,366,537 5,675,207
Legal & General Group PLC 4,081,402 16,499,612
Lion Finance Group PLC 30,015 4,689,591
Lloyds Banking Group PLC 34,405,297 53,107,170
London Stock Exchange
Group PLC, Registered 150,573 17,017,172
Man Group PLC 647,925 2,635,018
Marks & Spencer Group PLC 1,516,660 8,268,275
Melrose Industries PLC 785,404 4,801,758
Mitie Group PLC 955,100 2,660,625
Mondi PLC 81,200 974,951
Morgan Sindall Group PLC 34,032 2,028,877
National Grid PLC 2,390,521 38,282,823
NatWest Group PLC 4,860,277 46,164,390
Next PLC 87,901 17,560,563
Ninety One PLC 180,494 515,433
OSB Group PLC 266,578 1,996,429
Pan African Resources PLC 340,031 421,675
Pearson PLC 364,587 6,167,383

Dimensional International Core Equity Market ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Pennon Group PLC 302,482 $ 1,884,712
Persimmon PLC 257,597 3,837,539
Plus500, Ltd. 66,171 3,481,841
Premier Foods PLC 4,499 11,764
Prudential PLC 2,068,761 31,069,835
QinetiQ Group PLC 349,531 2,380,130
Reckitt Benckiser Group PLC 462,063 32,583,438
RELX PLC 944,110 33,122,877
Rentokil Initial PLC 1,263,223 5,861,540
Rightmove PLC 397,393 2,484,642
Rio Tinto PLC 573,238 55,342,755
Rolls-Royce Holdings PLC 4,833,447 95,474,693
Rotork PLC 569,776 3,728,066
RS GROUP PLC 367,645 3,470,729
Sage Group PLC (The) 661,822 8,667,777
Schroders PLC 16 127
Serco Group PLC 749,327 2,436,311
Severn Trent PLC 189,407 7,692,716
Shell PLC 3,890,751 177,159,337
Shell PLC, ADR 42,748 3,931,961
Smith & Nephew PLC 520,458 8,114,208
Smiths Group PLC 208,418 7,410,243
Softcat PLC 124,833 3,242,285
Spirax Group PLC 33,145 3,097,809
SSE PLC 841,840 26,577,981
St. James's Place PLC 443,292 6,284,762
Standard Chartered PLC 1,349,375 39,732,364
Standard Life PLC 290,377 3,606,852
Sunbelt Rentals Holdings, Inc. 345,237 24,586,777
Taylor Wimpey PLC 1,907,443 2,002,215
TBC Bank Group PLC 36,561 2,367,599
Tesco PLC 5,368,415 35,364,149
TP ICAP Group PLC 636,269 2,933,544
Unilever PLC 25,604 1,642,026
Unilever PLC 1,032,841 65,925,134
United Utilities Group PLC 511,260 9,515,430
*Vistry Group PLC 271 1,064
Vodafone Group PLC 15,057,018 23,879,926
Weir Group PLC (The) 166,280 5,898,612
WH Smith PLC 160 933
Whitbread PLC 134,507 4,543,422
*Wise Group PLC, Class A 195,614 2,331,320
WPP PLC 191,477 769,691
TOTAL UNITED KINGDOM 2,121,795,180
UNITED STATES — (0.1%)
Coeur Mining, Inc. 186,451 2,779,984
Coeur Mining, Inc. 50,734 754,763
International Paper Co. 101,047 4,154,312
*James Hardie Industries PLC 182,246 4,762,903
*Keel Infrastructure Corp. 74,286 295,481
#*Keel Infrastructure Corp. 216,444 859,283
Shares Value
UNITED STATES — (Continued)
Ovintiv, Inc. 26,615 $ 1,659,868
Sunococorp LLC 175 13,377
TOTAL UNITED STATES 15,279,971
TOTAL COMMON STOCKS 17,344,763,738
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
#Dr. Ing. h.c. F. Porsche AG
2.380% 124,985 6,102,932
Draegerwerk AG & Co. KGaA
2.070% 7,279 916,209
Einhell Germany AG, Class P
2.690% 1,017 82,727
#FUCHS SE 3.060% 52,586 2,429,792
Henkel AG & Co. KGaA
2.740% 144,808 12,598,954
Jungheinrich AG 1.190% 37,514 1,050,556
Porsche Automobil Holding SE
5.250% 49,127 1,626,733
#Sartorius AG 0.340% 10,935 2,742,714
Sixt SE, Class A 5.380% 16,660 1,146,256
STO SE & Co. KGaA 0.320% 157 17,449
#Volkswagen AG, Class A
7.050% 171,286 14,713,470
TOTAL GERMANY 43,427,792
TOTAL PREFERRED
STOCKS 43,427,792
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*Constellation Software, Inc.
03/31/40 3,799 –
TOTAL CANADA –
ITALY — (0.0%)
#*Webuild SpA 08/02/30 17 –
TOTAL ITALY –
UNITED KINGDOM — (0.0%)
*<Cazoo Group, Ltd. 12/06/28 3 –
*<Cazoo Group, Ltd. 12/06/28 2 –
*<Cazoo Group, Ltd. 12/06/28 2 –
TOTAL UNITED KINGDOM –
TOTAL RIGHTS/WARRANTS –
TOTAL INVESTMENT SECURITIES — (98.0%)
(Cost $12,456,001,567) 17,388,191,530
SECURITIES LENDING COLLATERAL — (2.0%)
@§The DFA Short Term
Investment Fund 30,108,282 348,262,501
TOTAL INVESTMENTS — ( 100.0% )
(Cost $12,804,264,068) $ 17,736,454,031
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $209,870,444 which represented 1.2% of the net assets of the Fund.

Dimensional International Core Equity Market ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
As of July 31, 2026 , Dimensional International Core Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 41 09/18/26 $ 15,408,446 $ 15,414,463 $6,017
Total Futures Contracts ............................
$15,408,446 $15,414,463 $6,017
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 1,020,288,114 $ — $ 130,703 $ 1,020,418,817
Austria ....................... 74,335,232 — — 74,335,232
Belgium ...................... 166,980,761 — — 166,980,761
Canada ...................... 2,116,505,651 — — 2,116,505,651
China ........................ 4,061 — — 4,061
Denmark ..................... 275,732,642 — — 275,732,642
Finland ....................... 202,488,872 — — 202,488,872
France ....................... 1,344,232,743 — — 1,344,232,743
Germany ..................... 1,242,121,733 — — 1,242,121,733
Hong Kong .................... 268,772,853 675,956 — 269,448,809
Ireland ....................... 60,031,494 — — 60,031,494
Israel ........................ 220,196,015 — — 220,196,015
Italy ......................... 528,171,043 — — 528,171,043
Japan ........................ 4,065,526,966 — — 4,065,526,966
Netherlands ................... 757,205,714 — — 757,205,714
New Zealand .................. 27,460,432 — — 27,460,432
Northern Ireland ................ 16,622 — — 16,622
Norway ....................... 145,675,883 296,870 — 145,972,753
Portugal ...................... 38,374,646 — — 38,374,646
Singapore ..................... 234,589,387 — — 234,589,387
South Africa ................... 1,198 — — 1,198
Spain ........................ 558,936,274 — — 558,936,274
Sweden ...................... 479,271,019 — — 479,271,019
Switzerland .................... 1,379,665,703 — — 1,379,665,703
United Kingdom ................ 2,121,795,180 — — 2,121,795,180
United States .................. 15,279,971 — — 15,279,971
Preferred Stocks
Germany ..................... 43,427,792 — — 43,427,792

Dimensional International Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Rights/Warrants
Canada ...................... $ — $ — $ — $ —
Italy ......................... — — — —
United Kingdom ................ — — — —
Securities Lending Collateral ........ — 348,262,501 — 348,262,501
Total Investments .................
$17,387,088,001 $349,235,327 $130,703> $17,736,454,031
Financial Instruments
Assets
Futures Contracts** ............... 6,017 — — 6,017
Total Other Financial Instruments ....
$6,017 $– $– $6,017
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional International Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (96.9%)
AUSTRALIA — (5.6%)
#*29Metals, Ltd. 454,655 $ 83,025
*Acrow, Ltd. 60,321 37,282
#Acrow, Ltd. 503,513 311,206
#Adairs, Ltd., Class B 169,445 170,184
*Aeris Resources, Ltd. 109,452 31,134
AGL Energy, Ltd. 339,644 1,975,188
*AIC Mines, Ltd. 16,029 8,218
#*Alkane Resources, Ltd. 660,177 616,689
*Alkane Resources, Ltd. 307,046 282,346
ALS, Ltd., Registered 311,966 4,734,958
#Amotiv, Ltd. 238,883 1,177,813
AMP, Ltd. 4,318,646 6,521,389
*Amplitude Energy, Ltd. 373,122 397,025
#Ampol, Ltd. 229,675 6,436,365
Ansell, Ltd. 216,015 4,974,843
#*Antipa Minerals, Ltd. 133,129 50,959
ANZ Group Holdings, Ltd. 608,376 15,942,315
APA Group 539,883 3,863,918
#*Appen, Ltd. 340,735 285,982
*Arafura Rare Earths, Ltd. 239,514 30,280
ARB Corp., Ltd. 40,757 566,789
Aristocrat Leisure, Ltd. 204,690 9,213,846
#ARN Media, Ltd. 169,792 31,006
ASX, Ltd. 66,457 2,561,586
#Atlas Arteria, Ltd., Class B 501,298 1,770,998
#AUB Group, Ltd. 135,021 2,642,022
*Aurelia Metals, Ltd. 2,035,636 450,365
Aurizon Holdings, Ltd. 2,789,687 8,209,630
*Ausgold, Ltd. 69,360 41,651
#Aussie Broadband, Ltd. 345,959 1,159,036
#*Austal, Ltd. 598,039 1,516,320
*Australian Agricultural Co.,
Ltd. 234,363 223,863
#Australian Clinical Labs, Ltd. 227,505 380,296
#Australian Ethical Investment,
Ltd. 106,253 329,851
Autosports Group, Ltd. 6,982 7,822
*<AVZ Minerals, Ltd. 2,747 288
*Baby Bunting Group, Ltd. 99,990 73,037
Bank of Queensland, Ltd. 1,124,661 5,244,979
#Bapcor, Ltd. 704,074 217,583
*BCI Minerals, Ltd. 424,869 128,315
#Beach Energy, Ltd. 2,153,025 1,376,083
Beacon Lighting Group, Ltd. 170 191
Beacon Minerals, Ltd. 20,812 36,397
Bega Cheese, Ltd. 529,781 2,266,041
Bell Financial Group, Ltd. 40,856 45,912
*Bellevue Gold, Ltd. 1,632,825 1,444,988
Bendigo & Adelaide Bank, Ltd. 643,065 5,175,992
BHP Group, Ltd. 1,476,498 62,542,646
#BHP Group, Ltd., Sponsored
ADR 460,261 38,887,452
Bisalloy Steel Group, Ltd. 21,865 75,095
#*Black Cat Syndicate, Ltd. 528,462 332,193
Shares Value
AUSTRALIA — (Continued)
BlueScope Steel, Ltd. 372,245 $ 8,554,532
#*Boss Energy, Ltd. 275,712 236,249
Brambles, Ltd. 645,356 8,879,486
#Bravura Solutions, Ltd. 340,350 607,175
#Breville Group, Ltd. 120,718 2,786,081
Capral, Ltd. 21,063 175,600
Capricorn Metals, Ltd. 455,457 4,078,605
#CAR Group, Ltd. 190,838 3,483,575
#*Catalyst Metals, Ltd. 177,559 673,427
*Catapult Sports, Ltd. 40,694 95,462
Cedar Woods Properties, Ltd. 103,640 510,269
Challenger, Ltd. 833,107 5,740,158
Champion Iron, Ltd. 365,241 874,758
Civmec Australia, Ltd.,
Registered 83,100 99,684
Cleanaway Waste
Management, Ltd. 2,912,192 4,786,190
ClearView Wealth, Ltd. 80,730 36,856
#Clinuvel Pharmaceuticals,
Ltd. 33,382 212,420
*Coast Entertainment
Holdings, Ltd. 647,743 236,570
Cobram Estate Olives, Ltd. 7,766 17,672
Cochlear, Ltd. 4,613 388,599
Codan, Ltd. 106,709 3,003,882
Coles Group, Ltd. 690,008 11,674,680
Collins Foods, Ltd. 209,701 1,209,199
*Comet Ridge, Ltd. 228,306 13,950
#Commonwealth Bank of
Australia 250,369 31,218,093
#Computershare, Ltd. 218,990 6,296,891
#*<Corporate Travel
Management, Ltd. 139,878 295,713
Dalrymple Bay Infrastructure,
Ltd. 376,301 1,480,054
#Data#3, Ltd. 213,934 1,466,505
#*Develop Global, Ltd. 254,337 864,588
Dicker Data, Ltd. 147,485 1,297,935
#Domino's Pizza Enterprises,
Ltd., Class B 92,737 1,209,537
Downer EDI, Ltd. 1,086,650 5,937,770
*Droneshield, Ltd. 36,601 43,573
*DUG Technology, Ltd. 32,045 45,689
Duratec, Ltd. 68,802 102,445
Dyno Nobel, Ltd. 3,252,386 8,634,714
#Eagers Automotive, Ltd. 190,760 3,151,220
#Elders, Ltd. 325,895 1,288,665
*Elevate Uranium, Ltd. 76,689 11,580
#*Elevra Lithium, Ltd. 54,420 285,136
*Emeco Holdings, Ltd. 523,646 356,750
*Emerald Resources NL 586,022 2,218,486
#Endeavour Group, Ltd. 1,969,500 4,813,814
Energy One, Ltd. 4,566 45,859
EQT Holdings, Ltd. 26,403 312,469
Eureka Group Holdings, Ltd. 105,887 55,406

Dimensional International Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
#Euroz Hartleys Group, Ltd. 174 $ 163
Evolution Mining, Ltd. 1,545,000 12,229,437
#EVT, Ltd. 136,094 1,229,232
#Fenix Resources, Ltd. 553,803 105,020
Fiducian Group, Ltd. 10,220 60,295
Finbar Group, Ltd. 58,931 27,938
FleetPartners Group, Ltd. 361,075 717,692
#Fleetwood, Ltd. 112,248 186,056
#Flight Centre Travel Group,
Ltd. 310,415 2,877,867
*Forrestania Resources, Ltd.,
Class A 6,306 1,462
Fortescue, Ltd. 859,052 11,168,116
#G8 Education, Ltd. 453,031 47,728
#*Genesis Minerals, Ltd. 683,775 2,742,227
GenusPlus Group, Ltd. 32,849 201,876
GR Engineering Services, Ltd. 103,300 413,551
GrainCorp, Ltd., Class A 453,674 1,781,188
#*Great Boulder Resources,
Ltd. 265,131 11,918
*Greatland Resources, Ltd. 307,403 2,148,252
GWA Group, Ltd. 316,604 531,457
Hansen Technologies, Ltd. 281,631 836,710
Harvey Norman Holdings, Ltd. 686,134 2,370,981
#*Healius, Ltd. 632,241 166,521
Helia Group, Ltd. 422,476 1,489,566
Helloworld Travel, Ltd. 4,401 4,822
Horizon Oil, Ltd. 590,956 91,313
HUB24, Ltd., Registered 47,838 2,862,976
#IDP Education, Ltd. 171,374 278,042
*IGO, Ltd. 695,073 3,353,831
#Iluka Resources, Ltd. 776,717 3,300,443
Imdex, Ltd. 623,006 1,614,629
Inghams Group, Ltd. 534,872 845,253
#Insurance Australia Group,
Ltd. 1,949,553 11,625,103
#Integral Diagnostics, Ltd. 384,295 566,811
#IPH, Ltd. 343,372 1,003,257
IRESS, Ltd. 333,892 1,599,353
IVE Group, Ltd. 200,909 395,104
JB Hi-Fi, Ltd. 101,985 5,868,584
*Judo Capital Holdings, Ltd. 113,974 77,648
Jupiter Mines, Ltd. 1,229,843 228,902
#Karoon Energy, Ltd. 1,547,406 1,891,070
Kelsian Group, Ltd. 62,021 192,973
Kingsgate Consolidated, Ltd. 159,248 451,866
#Kogan.com, Ltd. 39,134 117,364
Korvest, Ltd. 1,796 23,387
*Kyron Capital Group 136 7
L1 Group, Ltd. 445,149 322,030
Lendlease Corp., Ltd. 667,989 1,421,563
Lindsay Australia, Ltd. 71,488 34,142
*Liontown, Ltd. 300,628 203,756
Lottery Corp., Ltd. (The) 1,157,007 4,542,572
Lovisa Holdings, Ltd. 68,937 1,155,252
Lycopodium, Ltd. 25,569 319,660
#*Lynas Rare Earths, Ltd. 455,778 4,510,435
Maas Group Holdings, Ltd. 121,024 421,606
Shares Value
AUSTRALIA — (Continued)
Macmahon Holdings, Ltd. 2,175,624 $ 1,413,447
Macquarie Group, Ltd. 50,981 9,062,278
*Macquarie Technology
Group, Ltd. 13,536 574,224
Mader Group, Ltd. 52 252
Magellan Financial Group, Ltd. 376,842 2,527,649
#*Mayne Pharma Group, Ltd. 61,400 114,711
McMillan Shakespeare, Ltd. 96,968 1,328,058
Medibank Pvt., Ltd. 1,078,467 3,916,079
*Megaport, Ltd. 33,456 425,311
#*Mesoblast, Ltd. 775,076 1,115,969
*Metals X, Ltd. 61,496 68,027
#Metcash, Ltd. 1,573,660 3,359,994
*Metro Mining, Ltd. 204,545 202,564
*Mineral Resources, Ltd. 129,402 5,269,547
Monadelphous Group, Ltd. 137,547 2,827,665
#Monash IVF Group, Ltd. 39,226 19,285
#MotorCycle Holdings, Ltd. 21,973 39,199
Myer Holdings, Ltd. 854,296 126,003
MyState, Ltd. 209,194 717,007
#*Nanosonics, Ltd. 38,491 84,887
National Australia Bank, Ltd. 735,543 21,351,458
Netwealth Group, Ltd. 137,782 2,088,325
#*Neuren Pharmaceuticals,
Ltd. 49,145 621,306
#New Hope Corp., Ltd. 908,940 3,313,269
#*NEXTDC, Ltd. 459,273 4,309,545
NIB Holdings, Ltd. 730,934 3,850,290
Nick Scali, Ltd. 130,410 1,454,506
#*Nickel Industries, Ltd. 2,786,934 1,595,285
Nine Entertainment Co.
Holdings, Ltd. 932,422 628,692
Northern Star Resources, Ltd. 1,116,080 15,599,205
NRW Holdings, Ltd. 822,131 4,041,970
*Nufarm, Ltd. 190,220 400,803
*Nuix, Ltd. 58,068 52,204
Objective Corp., Ltd. 4,629 22,758
*OFX Group, Ltd. 35,918 20,056
#*Omni Bridgeway, Ltd. 115,344 122,733
#oOh!media, Ltd. 333,670 363,248
*Ora Banda Mining, Ltd. 1,556,383 1,240,699
Orica, Ltd. 548,713 8,987,271
Origin Energy, Ltd., Class B 750,688 5,673,170
Orora, Ltd. 1,701,821 1,745,102
#*Paladin Energy, Ltd. 287,860 1,904,523
*Pantoro Gold, Ltd. 270,747 387,925
Peet, Ltd. 291,260 364,129
Perenti, Ltd. 1,341,405 1,997,330
Perpetual, Ltd. 127,183 1,693,641
Perseus Mining, Ltd. 2,017,008 6,870,739
*PEXA Group, Ltd. 153,462 799,758
#Pinnacle Investment
Management Group, Ltd. 17,133 192,293
#*PLS Group, Ltd. 1,251,806 3,648,709
*<PPK Mining Equipment
Group 8 –
Praemium, Ltd. 322,319 164,126
Premier Investments, Ltd. 27,479 264,216
Pro Medicus, Ltd. 22,018 2,508,474

Dimensional International Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
#Propel Funeral Partners, Ltd. 38,770 $ 87,681
#PWR Holdings, Ltd. 67,452 469,960
Qantas Airways, Ltd., Class B 273,898 1,914,106
QBE Insurance Group, Ltd. 1,466,740 25,476,004
Ramelius Resources, Ltd. 1,943,229 4,162,727
#Ramsay Health Care, Ltd. 242,161 7,541,434
#REA Group, Ltd. 22,854 2,579,641
#Reece, Ltd. 35,404 400,094
Regal Partners, Ltd. 17,504 34,054
Regis Healthcare, Ltd. 140,586 615,154
Regis Resources, Ltd. 1,537,339 6,575,685
Reliance Worldwide Corp., Ltd. 870,355 2,151,757
*Resolute Mining, Ltd. 3,961,811 2,587,800
#Ricegrowers, Ltd. 354 3,498
Ridley Corp., Ltd. 437,620 879,057
Rio Tinto, Ltd. 209,607 25,110,912
*Sandfire Resources, Ltd. 790,202 10,517,231
Santos, Ltd. 3,296,590 18,152,442
SEEK, Ltd. 116,007 1,196,906
Select Harvests, Ltd. 184,075 541,705
Servcorp, Ltd. 72,670 329,717
Service Stream, Ltd. 1,112,874 1,907,172
#SGH, Ltd. 150,780 4,683,977
Shaver Shop Group, Ltd. 185,039 187,796
Sigma Healthcare, Ltd. 1,523,676 3,146,256
Sims, Ltd. 251,979 4,528,858
#*SiteMinder, Ltd. 206,956 486,942
SKS Technologies Group, Ltd. 4,206 21,565
SmartGroup Corp., Ltd. 177,850 1,600,137
Sonic Healthcare, Ltd. 349,333 5,363,445
South32, Ltd. 2,779,000 8,919,876
#Southern Cross Electrical
Engineering, Ltd. 400,111 1,216,809
#Southern Cross Media
Group, Ltd. 462,915 175,570
SRG Global, Ltd. 859,897 2,029,270
#*St. Barbara, Ltd. 1,000,352 319,682
Stanmore Resources, Ltd. 550,998 893,956
#*Starpharma Holdings, Ltd.,
Class A 41,126 21,664
Steadfast Group, Ltd. 1,211,777 4,349,083
Suncorp Group, Ltd. 727,852 9,810,070
Super Retail Group, Ltd. 202,964 1,897,366
*Superloop, Ltd. 600,509 1,349,657
Supply Network, Ltd. 3,919 93,062
Tabcorp Holdings, Ltd. 3,615,262 2,272,568
#Tasmea, Ltd. 6,201 36,497
Technology One, Ltd. 272,262 5,882,033
#*Telix Pharmaceuticals, Ltd. 27,798 277,435
Telstra Group, Ltd. 1,368,975 4,826,733
#*Temple & Webster Group,
Ltd. 13,584 52,951
*<Ten Sixty Four, Ltd. 340 26
TPG Telecom, Ltd. 528,121 1,327,916
Transurban Group 630,507 6,558,417
#Treasury Wine Estates, Ltd.,
Class B 42,008 145,457
#*Tuas, Ltd. 85,764 130,111
#*Tyro Payments, Ltd. 705,384 418,636
Shares Value
AUSTRALIA — (Continued)
Vault Minerals, Ltd. 1,948,544 $ 6,528,038
Ventia Services Group Pty,
Ltd. 1,402,514 5,733,030
ΩViva Energy Group, Ltd. 1,913,417 3,830,086
#Vulcan Steel, Ltd. 12,546 46,261
#*Vysarn, Ltd. 70,392 56,609
Washington H Soul Pattinson
& Co., Ltd. 70,688 2,295,216
*WEB Travel Group, Ltd. 242,182 581,731
Webjet Group, Ltd. 66,761 18,990
Wesfarmers, Ltd. 269,616 16,921,657
*West African Resources, Ltd. 2,168,990 4,326,433
Westgold Resources, Ltd. 234,843 766,711
Westgold Resources, Ltd. 1,421,801 4,723,392
Westpac Banking Corp. 873,067 23,221,857
#Whitehaven Coal, Ltd. 1,308,594 6,415,262
#*Wildcat Resources, Ltd. 103,977 24,465
*<Wiluna Mining Corp., Ltd. 216 6
#WiseTech Global, Ltd. 2,502 63,789
Woodside Energy Group, Ltd. 1,045,435 24,193,935
Woolworths Group, Ltd. 440,296 12,298,564
Worley, Ltd. 397,813 2,953,303
#*Xero, Ltd. 3,483 171,240
#XRF Scientific, Ltd. 97,294 119,927
Yancoal Australia, Ltd. 596,277 2,332,692
TOTAL AUSTRALIA 850,712,036
AUSTRIA — (0.7%)
*Addiko Bank AG, Class B 2,468 75,532
Agrana Beteiligungs AG 15,602 204,640
ANDRITZ AG 92,726 8,662,890
*AT&S Austria Technologie &
Systemtechnik AG 44,424 6,685,450
ΩBAWAG Group AG 108,516 21,874,249
#CA Immobilien Anlagen AG 21,881 607,980
DO & CO. AG 13,954 3,243,063
Erste Group Bank AG 100,649 13,062,426
*Eurotelesites AG 27,092 140,580
EVN AG 38,588 1,300,844
FACC AG 7,971 152,056
Frequentis AG 795 66,863
#*Lenzing AG 20,276 547,054
Mayr Melnhof Karton AG 340 32,508
OMV AG 219,675 15,960,969
Palfinger AG 18,603 628,198
Porr AG 34,370 1,484,891
Raiffeisen Bank International
AG, Class V 32,954 2,252,163
#SBO AG 10,204 344,575
Strabag SE, Class BR 34,825 3,357,713
Telekom Austria AG, Class A 141,529 1,651,158
#*UBM Development AG 1,069 20,848
UNIQA Insurance Group AG 129,368 2,679,197
Verbund AG 54,795 3,754,291
Vienna Insurance Group AG
Wiener Versicherung Gruppe 45,609 3,720,506
voestalpine AG 184,530 9,549,743
#Wienerberger AG 142,651 3,489,341

Dimensional International Core Equity 2 ETF
continued
Shares Value
AUSTRIA — (Continued)
Zumtobel Group AG 18,894 $ 87,606
TOTAL AUSTRIA 105,637,334
BELGIUM — (1.1%)
Ackermans & van Haaren NV 35,838 11,100,028
Ageas SA/NV, Class B 197,734 16,357,446
Anheuser-Busch InBev SA/NV 413,855 35,807,278
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 2,402 207,725
*Argenx SE 55 47,144
*Argenx SE, Sponsored ADR 3,638 3,106,197
#Barco NV 44,630 404,117
Bekaert SA 46,120 2,114,574
*bpost SA 148,236 256,170
Cie d'Entreprises CFE 906 12,353
CMB. Tech NV 69,652 1,130,977
CMB. Tech NV 56,338 910,422
Colruyt Group NV 44,199 1,985,306
Deceuninck NV 118,951 299,721
Deme Group NV 11,188 2,126,512
#D'ieteren Group 26,658 5,502,440
Econocom Group SA/NV 113,284 187,688
#Elia Group SA/NV, Class B 27,726 3,977,947
#EVS 16,146 511,790
#Fagron 99,009 2,642,822
*Immobel SA 2,245 55,534
Jensen-Group NV 722 70,277
KBC Group NV 247,492 35,494,308
#Kinepolis Group NV 8,563 399,012
Lotus Bakeries NV 523 6,703,354
#Melexis NV 33,522 2,634,243
*Ontex Group NV 56,041 149,267
*Onward Medical NV 8,980 24,073
*Orange Belgium SA 5,975 151,240
Proximus SADP 300,926 2,224,529
#Recticel SA 36,843 525,632
Sipef NV 5,888 614,441
Solvay SA, Class A 128,167 3,916,603
#Syensqo SA 97,620 8,631,533
Tessenderlo Group SA 21,057 517,249
UCB SA 61,332 15,729,049
Umicore SA 111,287 2,765,690
Van de Velde NV 4,288 148,993
#VGP NV 19,640 1,907,169
Viohalco SA 40 814
TOTAL BELGIUM 171,351,667
CANADA — (11.9%)
*5N Plus, Inc. 130,224 3,024,342
#A&W Food Services of
Canada, Inc. 500 13,262
Acadian Timber Corp. 5,816 74,045
*ACT Energy Technologies,
Ltd. 14,943 63,698
ADENTRA, Inc. 24,036 594,882
ADF Group, Inc. 17,300 192,626
#*Advantage Energy, Ltd. 267,807 2,099,923
Aecon Group, Inc. 115,644 3,728,537
AGF Management, Ltd., Class
B 105,340 1,697,034
Shares Value
CANADA — (Continued)
Agnico Eagle Mines, Ltd. 179,636 $ 26,095,722
Agnico Eagle Mines, Ltd. 112 16,249
#*Aimia, Inc. 14,826 27,161
*Air Canada 232,569 4,205,921
*AKITA Drilling, Ltd. 14,022 35,284
Alamos Gold, Inc., Class A 9,893 274,749
Alamos Gold, Inc., Class B 409,516 11,396,830
Algoma Central Corp. 1,928 31,582
*Algoma Steel Group, Inc. 48,323 186,044
#Algonquin Power & Utilities
Corp. 554,401 3,237,702
Alimentation Couche-Tard, Inc. 221,788 14,388,513
*Allied Gold Corp. 7,182 130,242
AltaGas, Ltd. 375,285 14,922,050
#Altius Minerals Corp. 37,886 1,566,104
Altus Group, Ltd. 16,650 555,692
#*Americas Gold & Silver
Corp. 13,790 52,678
Amerigo Resources, Ltd. 96,553 456,318
*Anaergia, Inc. 20,500 33,318
#*Andean Precious Metals
Corp. 21,934 87,089
Andrew Peller, Ltd., Class A 36,126 204,727
ARC Resources, Ltd. 851,940 20,362,511
*Aritzia, Inc., Class B 122,042 12,151,568
Atco, Ltd., Class I 56,398 3,208,557
*Athabasca Oil Corp. 961,391 7,099,840
AtkinsRealis Group, Inc. 104,539 6,474,957
#*ATS Corp. 65,804 1,794,207
#*ATS Corp. 19,573 533,169
#*Aurora Cannabis, Inc. 7,125 19,879
#*Avino Silver & Gold Mines,
Ltd. 23,564 125,596
*Aya Gold & Silver, Inc. 570 11,190
B2Gold Corp. 119,800 448,337
B2Gold Corp. 1,799,644 6,748,665
Badger Infrastructure
Solutions, Ltd. 54,241 3,435,760
Bank of Montreal 109,294 19,612,808
Bank of Montreal 87,710 15,722,589
Bank of Nova Scotia (The) 37,327 3,271,983
Bank of Nova Scotia (The) 332,478 29,181,594
Barrick Mining Corp. 823,706 30,254,721
Barrick Mining Corp. 11,012 403,869
*Bausch + Lomb Corp. 2,558 43,256
*Bausch + Lomb Corp. 1,300 21,925
#*Bausch Health Cos., Inc. 19,980 137,439
*Bausch Health Cos., Inc. 214,273 1,476,341
Baytex Energy Corp. 1,089,281 4,961,689
#BCE, Inc. 21 455
BCE, Inc. 280,030 6,071,050
Birchcliff Energy, Ltd. 366,730 1,670,460
Bird Construction, Inc. 94,066 4,483,867
Black Diamond Group, Ltd. 62,025 774,180
*BlackBerry, Ltd. 79,970 679,745
#*BlackBerry, Ltd. 170,583 1,450,658
*Bombardier, Inc., Class A 2,430 594,556
*Bombardier, Inc., Class B 60,355 14,530,632

Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
BOYD GROUP SERVICES,
Inc. 16,277 $ 1,681,363
Brookfield Corp. 255,688 10,874,411
Brookfield Corp., Class A 8,185 347,623
Brookfield Infrastructure Corp. 107,327 4,539,932
#Brookfield Renewable Corp. 41,217 1,374,587
*Brookfield Wealth Solutions,
Ltd. 2,557 110,437
*Brookfield Wealth Solutions,
Ltd. 7,285 315,059
BRP, Inc. 12,253 756,570
BRP, Inc. 34,166 2,112,484
*CAE, Inc. 133,798 3,454,664
#*CAE, Inc. 169,051 4,357,475
*Calfrac Well Services, Ltd. 50,312 225,585
Calian Group, Ltd. 17,610 984,408
Cameco Corp. 22,639 1,952,359
Cameco Corp. 9,051 781,825
Canaccord Genuity Group, Inc. 60,454 620,549
*Canacol Energy, Ltd. 3,989 –
*Canada Goose Holdings, Inc. 61,529 549,454
*Canada Goose Holdings, Inc. 2,800 25,009
Canada Packers, Inc. 17,206 233,894
Canadian Imperial Bank of
Commerce 202,861 24,049,172
Canadian Imperial Bank of
Commerce 61,337 7,259,789
Canadian National Railway Co. 12,707 1,614,587
Canadian National Railway Co. 124,544 15,843,242
Canadian Natural Resources,
Ltd. 1,034,798 49,339,169
Canadian Natural Resources,
Ltd., Class A 17,786 846,669
Canadian Pacific Kansas City,
Ltd. 32,743 2,906,340
Canadian Pacific Kansas City,
Ltd., Class A 96,106 8,542,862
Canadian Tire Corp., Ltd.,
Class A 84,513 12,325,879
Canadian Utilities, Ltd., Class
A 114,669 4,554,554
#*Canfor Corp. 73,835 790,008
#*Canopy Growth Corp. 81,350 74,806
Capital Power Corp. 143,234 6,725,468
*Capstone Copper Corp. 984,820 9,343,803
Cardinal Energy, Ltd. 269,086 2,207,777
CareRx Corp. 14,000 36,226
Cascades, Inc. 128,585 1,234,658
*Cavvy Energy, Ltd. 61,250 78,153
CCL Industries, Inc., Class B 176,630 11,703,146
*Celestica, Inc. 32,596 10,803,618
*Celestica, Inc. 27,678 9,152,079
Cenovus Energy, Inc. 1,283,372 38,745,001
Centerra Gold, Inc. 415,520 7,138,348
CES Energy Solutions Corp. 415,123 4,835,235
CGI, Inc. 58,150 4,253,673
CGI, Inc. 1,723 126,027
*Cineplex, Inc. 20,303 186,987
*Cipher Pharmaceuticals, Inc. 6,500 77,981
Shares Value
CANADA — (Continued)
Cogeco Communications, Inc. 31,890 $ 1,343,479
Cogeco, Inc. 5,049 209,612
*Colabor Group, Inc. 8,500 –
Colliers International Group,
Inc. 29,212 2,878,843
Colliers International Group,
Inc., Class B 4,492 441,371
Computer Modelling Group,
Ltd. 4,754 13,284
*Condor Energies, Inc. 8,700 24,248
Constellation Software, Inc. 2,521 5,396,541
Corby Spirit and Wine, Ltd. 7,537 87,682
*Cronos Group, Inc. 379,299 1,073,416
#*Cronos Group, Inc. 22,699 63,913
DATA Communications
Management Corp. 16,700 34,285
*D-BOX Technologies, Inc. 41,800 36,352
Definity Financial Corp. 142,584 8,134,154
*Descartes Systems Group,
Inc. (The) 9,837 738,240
*Descartes Systems Group,
Inc. (The) 5,527 415,409
Dexterra Group, Inc. 32,105 356,557
*Docebo, Inc. 8,660 178,774
Dollarama, Inc. 139,339 18,968,221
Doman Building Materials
Group, Ltd. 101,861 816,863
Dominion Lending Centres,
Inc., Class A 12,922 80,875
DPM Metals, Inc. 293,803 10,320,855
DREAM Unlimited Corp.,
Class A 31,051 438,258
Dynacor Group, Inc. 45,960 202,468
E-L Financial Corp., Ltd. 32,800 395,138
#Eldorado Gold Corp. 282,221 8,520,252
Eldorado Gold Corp., Class B 56,241 1,696,230
#*Electrovaya, Inc. 1,317 10,826
Element Fleet Management
Corp. 484,927 10,874,864
Emera, Inc. 13,267 714,959
Emera, Inc. 145,448 7,766,696
Empire Co., Ltd., Class A 203,416 7,440,051
Enbridge, Inc. 310,307 16,899,319
*Endeavour Silver Corp. 9,212 69,015
#*Endeavour Silver Corp. 114,726 862,740
Enerflex, Ltd. 179,431 3,993,182
Enerflex, Ltd. 11,886 264,820
Enghouse Systems, Ltd. 17,701 216,775
*Ensign Energy Services, Inc. 165,354 411,366
*Enterprise Group, Inc. 15,200 16,686
EQB, Inc. 54,177 5,487,408
#Equinox Gold Corp. 42,469 380,234
#Equinox Gold Corp. 777,416 6,957,873
*ERO Copper Corp. 23,147 621,059
*ERO Copper Corp. 145,111 3,904,937
Evertz Technologies, Ltd. 31,823 364,087
Exchange Income Corp. 56,273 5,036,230
Exco Technologies, Ltd. 13,428 80,021
Extendicare, Inc. 107,621 2,721,883

Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Fairfax Financial Holdings, Ltd. 17,942 $ 30,024,537
Fiera Capital Corp., Class A 109,034 386,284
Finning International, Inc. 246,885 16,349,301
*Firan Technology Group
Corp. 26,500 433,717
First Majestic Silver Corp. 538,716 8,096,901
*First Quantum Minerals, Ltd. 537,524 14,889,819
FirstService Corp., Class WI 10,400 1,463,940
FirstService Corp., Class WI 20,896 2,944,037
*Foraco International SA 21,304 35,080
Fortis, Inc. 20,598 1,171,701
#Fortis, Inc. 141,994 8,093,658
*Fortuna Mining Corp. 648,687 5,468,431
*Fortuna Mining Corp. 85 716
Franco-Nevada Corp. 1,822 387,350
Franco-Nevada Corp. 46,026 9,799,856
*Galiano Gold, Inc. 13,300 23,142
George Weston, Ltd. 88,366 6,599,498
GFL Environmental, Inc. 19,340 798,084
GFL Environmental, Inc. 57,901 2,392,469
Gibson Energy, Inc. 293,461 6,712,880
Gildan Activewear, Inc. 25,681 1,420,569
#Gildan Activewear, Inc.,
Class A 145,156 8,038,739
*Global Atomic Corp. 5,283 2,034
*GoGold Resources, Inc. 486,595 1,005,899
#Great-West Lifeco, Inc. 139,169 9,220,064
#Groupe Dynamite, Inc. 22,411 904,364
*Haivision Systems, Inc. 22,860 69,418
Hammond Manufacturing Co.,
Ltd., Class A 4,300 68,139
Hammond Power Solutions,
Inc., Class A 9,276 1,657,626
Headwater Exploration, Inc. 434,682 4,105,597
High Liner Foods, Inc. 2,731 28,656
Hudbay Minerals, Inc. 685,188 15,588,027
Hudbay Minerals, Inc., Class A 64,288 1,457,748
ΩHydro One, Ltd., Class R 77,997 3,246,979
iA Financial Corp., Inc. 133,363 19,704,280
*IAMGOLD Corp. 992,936 14,089,762
*IAMGOLD Corp. 7,766 109,832
*Imperial Metals Corp. 33,501 171,941
Imperial Oil, Ltd. 101,773 13,186,728
Imperial Oil, Ltd. 1,558 201,851
InPlay Oil Corp. 7,009 75,893
Intact Financial Corp. 147,136 28,869,219
*Interfor Corp. 2,043 17,927
#*Ivanhoe Mines, Ltd., Class A 281,150 2,018,163
ΩJamieson Wellness, Inc. 27,206 801,916
*Journey Energy, Inc. 29,913 95,954
*K92 Mining, Inc. 386,062 6,200,219
K-Bro Linen, Inc. 15,502 523,787
*Kelt Exploration, Ltd. 195,413 1,390,185
Keyera Corp. 282,599 11,998,144
*Kinaxis, Inc. 399 47,783
Kinross Gold Corp. 42,073 969,312
Kinross Gold Corp. 1,159,764 26,790,548
*Knight Therapeutics, Inc. 104,291 731,528
Shares Value
CANADA — (Continued)
*Kolibri Global Energy, Inc.,
Class R 19,212 $ 99,973
Lassonde Industries, Inc.,
Class A 2,887 446,946
Leon's Furniture, Ltd. 29,193 512,129
#*Lightspeed Commerce, Inc. 134,538 1,360,179
Linamar Corp. 57,057 4,205,099
Loblaw Cos., Ltd. 210,480 9,873,963
Lundin Gold, Inc. 104,706 5,858,341
Lundin Mining Corp.,
Registered 717,837 17,761,074
#*LunR Royalties Corp. 21,867 289,149
Magellan Aerospace Corp. 5,794 143,151
Magna International, Inc. 381,068 26,141,265
Mainstreet Equity Corp. 3,506 443,308
*Major Drilling Group
International, Inc. 118,910 1,179,903
Manulife Financial Corp. 421,809 18,745,192
Manulife Financial Corp. 100,857 4,476,143
Maple Leaf Foods, Inc. 117,573 2,396,969
Martinrea International, Inc. 138,200 1,003,855
*Mattr Corp. 46,763 572,683
*Maxim Power Corp. 3,800 11,296
*MDA Space, Ltd. 112,991 3,418,283
*Medexus Pharmaceuticals,
Inc. 24,400 87,314
Medical Facilities Corp. 28,984 360,737
Melcor Developments, Ltd. 12,824 172,315
Methanex Corp. 5,580 309,896
Methanex Corp. 69,982 3,887,500
Metro, Inc., Class A 205,091 13,622,539
Morguard Corp. 2,231 178,117
MTY Food Group, Inc. 20,597 502,867
Mullen Group, Ltd. 200,022 3,925,299
National Bank of Canada 253,784 41,020,438
Neo Performance Materials,
Inc. 39,926 939,201
*NFI Group, Inc. 16,419 295,176
North American Construction
Group, Ltd. 14,218 193,365
North American Construction
Group, Ltd. 10,020 136,352
North West Co., Inc. (The) 88,237 3,198,383
Northland Power, Inc. 401,304 6,241,903
Nutrien, Ltd. 253,865 17,534,456
#*Obsidian Energy, Ltd. 54,677 586,137
#*Obsidian Energy, Ltd. 930 9,977
OceanaGold Corp. 404,853 9,754,451
#Open Text Corp. 1,278 32,377
Open Text Corp. 258,972 6,562,351
OR Royalties, Inc. 12,757 378,841
OR Royalties, Inc. 66,519 1,979,605
*Organigram Global, Inc. 46,000 42,955
Orla Mining, Ltd. 71,398 638,223
*Orvana Minerals Corp. 16,400 21,978
Pan American Silver Corp. 17,340 746,083
Pan American Silver Corp. 417,383 17,993,381
Paramount Resources, Ltd.,
Class A 106,228 2,240,643

Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Parex Resources, Inc. 121,597 $ 2,104,555
Pason Systems, Inc. 122,524 1,083,008
Pembina Pipeline Corp. 337,564 16,517,007
#Pembina Pipeline Corp. 74,180 3,624,263
Pet Valu Holdings, Ltd. 59,703 835,421
Peyto Exploration &
Development Corp. 394,394 7,233,673
PHX Energy Services Corp. 57,239 434,133
Pine Cliff Energy, Ltd. 106,500 41,754
Pizza Pizza Royalty Corp. 34,162 307,077
Polaris Renewable Energy,
Inc. 34,739 373,924
Pollard Banknote, Ltd. 7,261 89,802
*Precision Drilling Corp. 8,768 681,537
*Precision Drilling Corp. 19,365 1,504,641
Premium Brands Holdings
Corp. 61,493 4,063,882
#*Profound Medical Corp. 1,891 13,956
Pulse Seismic, Inc. 4,372 9,973
#*Quarterhill, Inc. 58,855 117,051
Quebecor, Inc., Class B 227,876 10,537,346
RB Global, Inc. 2,528 277,083
RB Global, Inc. 61,312 6,728,379
*Real Matters, Inc. 17,080 58,441
Restaurant Brands
International, Inc. 133,965 9,916,089
Restaurant Brands
International, Inc. 2,466 182,254
Richelieu Hardware, Ltd. 82,868 2,094,664
Rogers Communications, Inc.,
Class B 126,534 4,280,788
Rogers Communications, Inc.,
Class B 252,130 8,534,600
Rogers Sugar, Inc. 158,196 785,990
Royal Bank of Canada 475,401 99,431,448
Royal Bank of Canada 138,653 29,049,190
Russel Metals, Inc. 109,830 5,265,827
*Sangoma Technologies Corp. 19,900 77,311
Saputo, Inc. 270,763 7,610,354
*Saturn Oil & Gas, Inc. 33,451 126,856
Savaria Corp. 51,807 1,075,396
Secure Waste Infrastructure
Corp. 295,317 5,085,974
*Shopify, Inc., Class A 24,293 2,843,087
*Shopify, Inc., Class A 8,031 940,832
Sienna Senior Living, Inc. 90,614 1,439,773
*Source Energy Services, Ltd. 4,171 34,341
South Bow Corp. 43,532 1,612,997
#South Bow Corp. 274,046 10,167,107
*Spartan Delta Corp. 54,927 465,931
Sprott, Inc. 14,349 1,478,090
Sprott, Inc. 9,366 961,937
*SSR Mining, Inc. 272,934 6,972,916
Stantec, Inc. 70,758 4,987,731
Stantec, Inc. 27,234 1,920,561
Stella-Jones, Inc. 77,514 4,273,395
*Steppe Gold, Ltd. 107,897 93,064
StorageVault Canada, Inc.,
Class B 205,283 702,398
Shares Value
CANADA — (Continued)
Strathcona Resources, Ltd. 44,471 $ 1,347,904
Sun Life Financial, Inc. 257,844 21,388,160
#Sun Life Financial, Inc. 127,647 10,583,186
Suncor Energy, Inc. 781,668 52,590,623
Suncor Energy, Inc. 9,560 641,536
Superior Plus Corp. 399,136 2,270,453
Supremex, Inc. 3,436 9,062
Surge Energy, Inc. 210,110 1,550,158
*Taiga Building Products, Ltd. 48 124
Tamarack Valley Energy, Ltd. 978,482 9,353,419
TC Energy Corp. 314,644 21,216,445
TC Energy Corp. 25,162 1,693,191
Teck Resources, Ltd., Class A 1,200 72,273
Teck Resources, Ltd., Class B 265,771 16,010,045
Teck Resources, Ltd., Class B 1,119 67,291
TECSYS, Inc. 500 11,911
TELUS Corp. 2,737 26,105
*TerrAscend Corp. 86,300 43,062
#TerraVest Industries, Inc. 13,029 1,060,914
TFI International, Inc. 23,874 3,223,079
TFI International, Inc. 34,746 4,691,405
Thomson Reuters Corp. 2,581 253,013
Thomson Reuters Corp. 749 73,499
#*Tilray Brands, Inc. 4,015 18,228
*Tilray Brands, Inc. 30,827 139,319
TMX Group, Ltd. 95,433 3,485,752
Torex Gold Resources, Inc. 168,846 6,493,383
Toromont Industries, Ltd. 81,011 12,177,203
Toronto-Dominion Bank (The) 438,160 52,544,147
Toronto-Dominion Bank (The) 38,393 4,598,895
Total Energy Services, Inc. 54,807 923,184
Tourmaline Oil Corp. 394,123 17,393,274
TransAlta Corp. 316,410 3,955,125
TransAlta Corp., Class A 88,740 1,110,792
#*Transat AT, Inc., Class B 29,100 46,880
Transcontinental, Inc., Class A 67,989 258,803
*Trekor Metals, Ltd. 300,980 2,037,635
Trican Well Service, Ltd. 377,073 1,591,241
Triple Flag Precious Metals
Corp. 32,464 933,989
Triple Flag Precious Metals
Corp. 2,398 68,837
*Trisura Group, Ltd. 60,617 1,800,124
*Valeura Energy, Inc. 89,710 800,634
Velan, Inc. 2,100 27,245
Vermilion Energy, Inc. 266,988 3,182,497
Vermilion Energy, Inc. 40,407 480,442
VersaBank 6,008 116,195
*<Victoria Gold Corp. 1,104 –
*Viemed Healthcare, Inc. 9,492 110,772
*Vitalhub Corp. 19,300 94,103
Wajax Corp. 23,632 546,643
Wall Financial Corp. 404 5,590
Waste Connections, Inc. 74,589 12,484,707
#*Well Health Technologies
Corp. 446,299 1,285,275
*Wesdome Gold Mines, Ltd. 291,420 5,403,168
#West Fraser Timber Co., Ltd. 48,208 3,126,289

Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
West Fraser Timber Co., Ltd. 8,257 $ 534,320
Westshore Terminals
Investment Corp. 53,133 1,518,789
Wheaton Precious Metals
Corp. 23,052 2,505,591
Wheaton Precious Metals
Corp. 29,238 3,187,819
Whitecap Resources, Inc. 1,347,560 15,888,115
Whitecap Resources, Inc. 434,883 5,131,619
Winpak, Ltd. 22,822 715,318
WSP Global, Inc. 56,007 6,837,737
*Yangarra Resources, Ltd. 82,506 81,750
Yellow Pages, Ltd. 15 138
TOTAL CANADA 1,809,481,898
DENMARK — (1.7%)
#AL Sydbank 87,445 8,398,920
#ALK-Abello A/S 123,710 4,227,286
Alm Brand A/S 1,424,846 3,734,964
#Ambu A/S, Class B 130,779 1,456,399
AP Moller - Maersk A/S, Class
A 1,210 3,147,574
#AP Moller - Maersk A/S,
Class B 2,270 6,081,402
*Bang & Olufsen A/S 107,038 153,388
#*Bavarian Nordic A/S 129,432 3,544,226
Carlsberg A/S, Class B 99,853 14,696,493
#Chemometec A/S 7,912 526,837
Coloplast A/S, Class B 1,498 99,010
Columbus A/S 45,554 69,557
D/S Norden A/S 25,911 1,342,462
Danske Bank A/S 327,678 18,823,170
*Demant A/S 103,610 4,481,381
*DFDS A/S 42,663 817,569
Djurslands Bank A/S 445 73,633
#DSV A/S 71,632 15,496,791
FLSmidth & Co. A/S 76,298 5,698,201
Foroya Banki P/F 2,654 116,426
*Genmab A/S 25,627 7,331,016
*Genmab A/S, Class S, ADR 1,800 51,966
#*GN Store Nord A/S 196,816 2,959,776
H Lundbeck A/S, Class A 55,931 309,927
H Lundbeck A/S, Class A 389,185 2,486,040
#*H+H International A/S, Class
B 21,941 349,205
Harboes Bryggeri A/S, Class B 731 13,097
ISS A/S 194,703 8,613,175
Jeudan A/S 5,041 159,065
Jyske Bank A/S, Registered 71,270 11,299,203
#Matas A/S 36,652 510,564
#MT Hoejgaard Holding A/S 528 21,537
Ω#*Netcompany Group A/S 61,384 3,051,838
*NKT A/S 78,660 10,703,112
Novo Nordisk A/S, Class B 613,135 28,926,136
Novo Nordisk A/S, Class B,
Sponsored ADR 52,666 2,479,515
Novonesis Novozymes B,
Class B 200,283 13,009,494
Shares Value
DENMARK — (Continued)
#*NTG Nordic Transport
Group A/S 14,007 $ 548,702
Ω#*Orsted A/S 121,933 2,721,405
Pandora A/S 60,598 7,573,875
Per Aarsleff Holding A/S 16,562 1,843,126
Ringkjoebing Landbobank A/S 32,985 8,844,402
#ROCKWOOL A/S, Class A 17,281 581,198
#ROCKWOOL A/S, Class B 151,401 4,842,595
Royal Unibrew A/S 50,935 3,821,252
ΩScandinavian Tobacco
Group A/S, Class A 101,562 1,125,557
Schouw & Co. A/S 17,304 1,654,025
SJF Bank A/S 12,409 800,303
#Skjern Bank 687 39,390
#*Solar A/S, Class B 4,307 145,185
SP Group A/S 8,497 620,591
Tivoli A/S 268 25,906
TORM PLC, Class A 94,677 2,883,992
*Trifork Group AG 8,499 146,518
#Tryg A/S 345,362 8,223,728
UIE PLC 4,843 272,089
#Vestas Wind Systems A/S 552,184 14,835,682
*Zealand Pharma A/S 73,486 3,438,603
TOTAL DENMARK 250,248,479
FINLAND — (1.6%)
Aktia Bank OYJ 29,961 413,659
Alandsbanken Abp, Class B 703 35,427
Alma Media OYJ 20,638 321,745
Anora Group OYJ 33,830 141,680
Aspo OYJ 5,813 42,002
Atria OYJ, Class A 14,523 262,004
#Bittium OYJ 2,376 77,774
Digia OYJ 5,345 36,898
Elisa OYJ 167,193 6,728,886
ΩEnento Group OYJ 12,890 224,832
#eQ OYJ 3,591 39,498
#Evli OYJ, Class B 519 14,869
*Finnair OYJ 2,463 13,591
#Fiskars OYJ Abp 21,753 325,363
Fortum OYJ 422,841 9,596,202
F-Secure OYJ 77,171 164,260
#Harvia OYJ 14,248 676,212
Hiab OYJ, Class B 60,088 4,065,092
HKFoods OYJ, Class A 57,302 107,596
Huhtamaki OYJ 124,518 4,426,861
Kalmar OYJ, Class B 36,582 1,622,125
#Kemira OYJ 195,645 3,828,938
Kesko OYJ, Class A 44,391 1,080,216
Kesko OYJ, Class B 503,818 12,509,224
Kone OYJ, Class B 147,286 8,489,937
Konecranes OYJ 273,017 8,493,792
#Lassila & Tikanoja OYJ 39,189 302,997
*Lindex Group OYJ 120,649 317,881
Lumo Kodit Oyj 112,571 1,019,958
Luotea PLC 43,446 95,275
#Mandatum OYJ 436,202 2,983,629
#Marimekko OYJ 28,427 344,728
Metso OYJ 764,174 14,164,233

Dimensional International Core Equity 2 ETF
continued
Shares Value
FINLAND — (Continued)
Neste OYJ 276,169 $ 9,710,320
NoHo Partners OYJ 1,178 10,301
Nokia OYJ 1,954,829 17,898,555
Nokia OYJ, Sponsored ADR 378,272 3,457,406
#Nokian Renkaat OYJ 156,165 2,736,459
Nordea Bank Abp 1,590,620 32,026,520
Olvi OYJ, Class A 15,569 592,917
#Oriola OYJ, Class B 157,592 162,642
Orion OYJ, Class A 15,677 1,455,599
Orion OYJ, Class B 170,149 15,876,528
Outokumpu OYJ 624,916 3,731,593
Pihlajalinna OYJ 15,660 185,221
Ponsse OYJ 3,247 87,045
Puuilo OYJ 81,290 1,601,202
#*QT Group OYJ 5,594 161,290
Raisio OYJ, Class V 130,416 386,379
#Sampo OYJ, Class A 1,527,226 16,910,802
Sampo OYJ, Class A 170,205 1,876,859
Sanoma OYJ 112,334 1,145,118
Scanfil OYJ 23,904 316,281
Stora Enso OYJ, Class R 688,253 7,869,595
Taaleri PLC 13,398 111,759
Ω#Terveystalo OYJ 121,163 1,055,288
#Tieto Oyj 165,655 3,533,618
#Tokmanni Group Corp. 21,120 177,509
UPM-Kymmene OYJ 516,281 13,971,039
Vaisala OYJ, Class A 18,753 1,186,694
Valmet OYJ 177,730 5,341,204
#Verkkokauppa.com OYJ 7,203 29,130
Wartsila OYJ Abp 301,200 10,167,644
*YIT OYJ 187,879 634,441
TOTAL FINLAND 237,374,342
FRANCE — (6.8%)
*74Software SA 5,688 248,030
ABC arbitrage 25,988 154,585
Accor SA 140,918 7,279,777
#Aeroports de Paris SA 42,918 5,920,575
#*Air France-KLM 5,055 69,850
Air Liquide SA 132,947 26,113,688
Airbus SE 95,977 22,328,193
AKWEL SADIR, Class B 7,570 57,484
*Alstom SA 548,870 10,154,553
Alten SA 38,154 3,296,744
ΩAmundi SA 60,491 6,566,560
Ω*Aramis Group SAS 9,519 42,713
#Arkema SA 72,684 4,925,603
Assystem SA 8 387
*Ateme SA 4,910 67,790
Aubay 5,566 353,498
AXA SA 286,871 14,832,863
ΩAyvens SA 375,275 5,021,513
*Bastide le Confort Medical 4,205 113,211
#Beneteau SACA 54,890 378,922
BioMerieux 33,563 2,668,358
BNP Paribas SA 215,627 27,205,496
Boiron SA, Class A 1,019 32,124
Bonduelle SCA 8,365 88,063
Bouygues SA 324,573 18,208,801
Shares Value
FRANCE — (Continued)
#Bureau Veritas SA 336,056 $ 10,694,712
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 18 1,843
Capgemini SE 82,206 9,694,661
Carrefour SA 860,146 15,769,920
CBo Territoria 9,629 43,318
*Cegedim SA 3,349 38,917
Cie de Saint-Gobain SA 435,012 40,680,867
Cie des Alpes 22,512 527,089
#Cie Generale des
Etablissements Michelin SCA 641,304 25,802,682
*Claranova SE, Registered 29,333 21,262
*Clariane SE 158,765 728,841
Coface SA 207,636 3,774,548
Credit Agricole SA 326,781 7,246,970
Danone SA 202,153 15,704,275
Dassault Aviation SA 7,959 2,730,684
Dassault Systemes SE 41,643 960,642
Derichebourg SA 112,157 1,200,092
#Edenred SE 136,034 4,463,775
Eiffage SA, Class P 115,259 16,344,327
Electricite de Strasbourg SA,
Class B 702 131,653
Ω#Elior Group SA 153,828 374,150
#Elis SA 280,910 8,008,916
*Emeis SA 95,995 1,608,108
Engie SA 1,656,283 51,661,775
Equasens 1,144 43,106
#*Eramet SA 5,735 284,523
#EssilorLuxottica SA, Class B 38,443 7,256,025
Etablissements Maurel et
Prom SA 77,792 726,769
*Euroapi SA 61,297 69,044
Eurofins Scientific SE 173,405 13,598,671
ΩEuronext NV 65,326 11,920,501
#*Eutelsat Communications
SACA 210,074 496,211
Exel Industries SA, Class A 115 2,593
Exosens SAS 18,771 1,235,346
#FDJ UNITED 137,435 3,467,698
*FIGEAC-AERO 13,584 170,357
Fnac Darty SA 13,539 538,195
*Forvia SE 225,746 2,305,900
Gaztransport Et Technigaz SA 53,409 12,025,705
#Getlink SE 81,241 1,727,359
GL Events SACA 12,300 445,780
Groupe Crit SA 793 48,904
*Guerbet 5,225 48,454
Hermes International SCA 5,626 9,913,385
#*ID Logistics Group SACA 5,521 2,283,610
Imerys SA 42,007 1,137,715
Infotel SA 5,380 259,050
#Interparfums SA 19,907 563,438
Ipsen SA 49,282 9,480,470
IPSOS SA 48,685 2,001,958
Jacquet Metals SACA 12,888 314,360
JCDecaux SE 127,382 3,318,102
Kaufman & Broad SA 21,914 639,153

Dimensional International Core Equity 2 ETF
continued
Shares Value
FRANCE — (Continued)
Kering SA, Class A 24,029 $ 7,857,150
Laurent-Perrier 1,238 122,497
Legrand SA 110,148 16,652,416
Linedata Services 1 51
LISI SA 22,649 1,649,522
LNA Sante SA 4,109 164,048
L'Oreal SA 55,698 24,797,033
Lumibird 6,920 210,192
LVMH Moet Hennessy Louis
Vuitton SE 74,473 40,713,163
Manitou BF SA 11,516 291,494
Mersen SA 24,032 1,029,686
#Metropole Television SA 47,374 659,524
Nexans SA 58,192 8,824,375
#*Nexity SA 40,273 326,669
North Atlantic Energies 2,744 210,105
Opmobility 77,576 1,142,464
Orange SA 2,240,623 42,716,589
#Pernod Ricard SA 123,989 9,674,894
*Pierre Et Vacances SA 114,898 247,999
#Planisware SA 1,752 46,564
Pluxee NV 18,304 298,626
Publicis Groupe SA 253,907 27,057,316
Quadient SA 28,189 440,438
Remy Cointreau SA 33,464 1,866,576
Renault SA 222,040 6,964,057
Rexel SA 296,037 12,207,290
Robertet SA, Class A 690 631,928
Rubis SCA 67,230 2,589,726
SA d'Explosifs et de Produits
Chimiques 428 130,495
Safran SA 93,235 36,300,666
Sanofi SA 203,418 17,429,142
Sanofi SA, Sponsored ADR 776 33,430
#Sartorius Stedim Biotech 6,400 1,227,498
Savencia SA 3,602 262,747
#Schneider Electric SE 52,198 17,392,327
SCOR SE 231,400 9,131,934
SEB SA 1,143 76,603
#Seche Environnement SACA 2,472 230,377
SES SA, Class A 675,601 4,473,432
Ω*SMCP SA 24,924 190,984
#Societe BIC SA 30,316 2,368,356
Societe Generale SA 329,053 30,783,293
Societe LDC SADIR 2,693 353,221
#Sodexo SA 95,585 6,279,588
#*SOITEC 3,958 473,603
*Solutions 30 SE 7,212 4,672
Sopra Steria Group 13,821 2,910,019
SPIE SA 245,498 13,139,926
Stef SA 4,170 649,621
#STMicroelectronics NV- NYS 430,109 22,533,411
#Sword Group 6,077 218,846
Synergie SE 12 407
Technip Energies NV 186,574 6,418,412
#Teleperformance SE 38,305 3,040,954
#Television Francaise 1 SA 55,782 455,357
Thales SA 40,863 11,560,964
Shares Value
FRANCE — (Continued)
Thermador Groupe 2,128 $ 185,342
#TotalEnergies SE 32,525 2,857,646
TotalEnergies SE 1,213,635 106,708,838
Trigano SA 15,170 2,633,784
#*Ubisoft Entertainment SA 1,965 12,869
Valeo SE 460,525 7,884,269
Vallourec SACA 284,529 6,812,459
Veolia Environnement SA 218,583 8,668,879
Vetoquinol SA 4,244 356,454
Vicat SACA 29,167 2,198,054
VIEL & Cie SA 9,416 204,755
Vinci SA 269,894 38,055,007
Virbac SACA 2,992 1,161,825
*Viridien 16,286 1,740,746
#*Voltalia SA, Registered 27,849 223,651
#Vusion 1,544 230,761
Wavestone 7,790 290,394
Ω*X-Fab Silicon Foundries SE 77,291 576,692
TOTAL FRANCE 1,038,930,892
GERMANY — (7.4%)
1&1 AG 34,218 777,941
*7C Solarparken AG 36,421 71,237
Adesso SE 3,022 202,707
adidas AG 59,550 10,921,326
Adtran Networks SE 4,417 117,902
AIXTRON SE 75,574 3,153,735
All for One Group SE 2,572 200,635
#Allgeier SE 7,782 148,629
Allianz SE, Registered 144,187 71,749,269
#Alzchem Group AG 11,864 2,100,753
Atoss Software SE 10,805 1,046,748
ΩAumann AG 5,884 94,101
*Aumovio SE 73,219 3,357,047
Aurubis AG 40,006 8,358,844
BASF SE 853,173 49,473,531
Basler AG 7,327 210,752
Bayer AG, Registered 1,012,257 55,961,513
Bayerische Motoren Werke AG 121,780 8,308,755
#Bechtle AG 88,971 3,695,396
ΩBefesa SA 52,304 2,103,233
#Beiersdorf AG 63,471 5,894,701
Bijou Brigitte AG 4,612 255,765
Bilfinger SE 49,306 4,680,142
#Borussia Dortmund GmbH &
Co. KGaA 103,881 360,951
Brenntag SE 129,851 9,134,315
Ω#*Brockhaus Technologies
AG 3,802 89,238
CANCOM SE 47,342 1,301,816
#Carl Zeiss Meditec AG, Class
BR 727 25,512
*CECONOMY AG 177,092 867,988
*CENIT AG 4,220 32,239
Cewe Stiftung & Co. KGAA 8,151 899,363
Commerzbank AG 549,334 23,808,792
Continental AG 142,650 11,794,085
#CTS Eventim AG & Co.
KGaA 67,516 4,544,309

Dimensional International Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
#Daimler Truck Holding AG 468,355 $ 26,372,080
#Dermapharm Holding SE 4,275 201,663
Deutsche Bank AG,
Registered 124,402 4,562,289
*Deutsche Bank AG,
Registered Sponsored 669,184 24,559,053
Deutsche Boerse AG 80,430 24,272,898
#Deutsche Lufthansa AG,
Registered 93,439 971,426
Deutsche Post AG 701,218 46,599,956
Deutsche Telekom AG 1,963,268 60,446,472
Deutsche Wohnen SE 19,472 414,016
#Deutz AG 132,443 1,491,060
Draegerwerk AG & Co. KGaA 3,651 349,495
Duerr AG 90,014 1,847,609
ΩDWS Group GmbH & Co.
KGaA 61,487 5,150,151
E.ON SE 2,090,571 45,015,286
Eckert & Ziegler SE 68,438 1,071,669
#Elmos Semiconductor SE 11,105 1,865,420
ElringKlinger AG 53,673 298,887
#Energiekontor AG 5,450 213,824
Evonik Industries AG 338,755 6,836,292
#*Evotec SE 140,274 550,347
Fabasoft AG 5,873 90,208
#Fielmann Group AG 32,155 1,503,884
flatexDEGIRO SE 124,249 5,189,252
Fraport AG Frankfurt Airport
Services Worldwide 51,230 3,987,470
Freenet AG 185,850 5,200,336
Fresenius Medical Care AG 296,097 15,142,969
Fresenius SE & Co. KGaA 296,898 15,207,846
Friedrich Vorwerk Group SE 14,881 1,123,159
FUCHS SE 29,772 1,181,768
GEA Group AG 221,362 15,701,510
Gesco SE 7,094 109,371
GFT Technologies SE 26,753 701,799
Hannover Rueck SE 42,822 12,346,768
Ω#Hapag-Lloyd AG 18,577 2,716,604
Heidelberg Materials AG 108,116 20,027,240
#*Heidelberger
Druckmaschinen AG 411,246 640,184
Henkel AG & Co. KGaA 47,112 3,853,953
#Hensoldt AG 81,030 7,435,946
#HOCHTIEF AG 16,016 8,166,935
*HomeToGo SE, Class A 2,285 2,603
Hornbach Holding AG & Co.
KGaA 16,954 1,624,884
#HUGO BOSS AG 74,150 3,244,462
Indus Holding AG 25,634 933,459
Infineon Technologies AG 775,616 55,033,353
#Init Innovation in Traffic
Systems SE 6,324 342,339
ΩInstone Real Estate Group
SE 36,036 320,080
*IONOS Group SE 51,576 1,864,486
IVU Traffic Technologies AG 10,643 281,642
Jenoptik AG 69,836 2,995,439
ΩJOST Werke SE 19,454 1,295,963
Shares Value
GERMANY — (Continued)
#K+S AG, Registered 298,045 $ 4,992,850
KION Group AG 100,879 4,518,460
Knorr-Bremse AG 74,514 8,821,827
*Koenig & Bauer AG 8,061 83,935
*Kontron AG 82,259 2,116,218
Krones AG 21,388 2,741,326
KWS Saat SE & Co. KGaA 13,759 1,138,206
LANXESS AG 98,280 1,870,277
LEG Immobilien SE,
Registered 60,253 3,608,317
#Leifheit AG 4,689 71,213
*LPKF Laser & Electronics SE 1,985 32,545
#*Medios AG 2,269 28,664
Mercedes-Benz Group AG 334,642 17,992,085
Merck KGaA 17,399 2,865,635
MLP SE 58,407 519,457
MTU Aero Engines AG 49,829 20,742,256
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 59,789 35,922,241
Multitude AG 7,956 47,600
#Mutares SE & Co. KGaA 24,421 750,205
Nagarro SE 8,479 744,833
#Nemetschek SE 58,070 3,878,460
#*Nordex SE 169,094 7,478,540
Norma Group SE 33,645 706,075
*Pentixapharm Holding AG 8,693 19,053
Pfeiffer Vacuum Technology
AG 1,174 221,252
ProCredit Holding AG 25,788 243,594
#ProSiebenSat.1 Media SE 34,279 142,535
#*Puma SE 94,932 3,003,659
*PVA TePla AG 12,268 465,228
*Q Beyond AG Konv Namens
Aktien 15,952 64,237
QIAGEN NV 321,065 13,292,091
#QIAGEN NV 49,721 2,043,415
Rational AG 6,068 4,705,554
#RENK Group AG 93,057 5,123,140
Rheinmetall AG 23,012 30,183,144
#RTL Group SA 50,777 1,895,776
RWE AG 310,396 20,420,461
SAF-Holland SE 10,485 259,969
Salzgitter AG 37,946 2,250,608
SAP SE 55,239 10,021,384
#SAP SE, Sponsored ADR 29,825 5,476,467
#Schaeffler AG 376,074 3,067,784
Schott Pharma AG & Co.
KGaA 3,045 76,900
ΩScout24 SE 55,036 4,707,964
#Secunet Security Networks
AG 1,416 291,297
*SGL Carbon SE, Registered 42,440 183,110
Siemens AG, Registered 131,964 42,915,060
Siemens Energy AG 240,584 40,811,948
Ω#Siemens Healthineers AG 250,810 10,636,664
#*Siltronic AG 15,788 1,382,347
#Sixt SE 35,196 2,893,349

Dimensional International Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
#*SMA Solar Technology AG 5,889 $ 358,090
Stabilus SE 25,594 423,450
STRATEC SE 2,110 47,388
#Stroeer SE & Co. KGaA 46,752 2,132,255
*Suedzucker AG 97,704 1,272,518
SUSS MicroTec SE 17,070 1,461,207
#Symrise AG, Class A 69,456 7,120,209
TAG Immobilien AG 158,623 2,520,375
Talanx AG 68,392 9,072,769
Ω*TeamViewer SE 73,489 506,471
Technotrans SE 5,763 206,212
thyssenkrupp AG 710,001 9,847,624
#Traton SE 6,358 297,875
#TUI AG 762,280 6,588,330
United Internet AG 131,957 3,589,097
*Verbio SE 540 17,819
Volkswagen AG 28,373 2,476,088
#Vonovia SE, Class R 363,037 8,784,063
#Vossloh AG 13,364 894,880
*Wacker Chemie AG 23,877 2,431,243
Wacker Neuson SE 36,584 913,390
Washtec AG 9,460 423,395
#*Westwing Group SE 7,376 113,294
Wuestenrot &
Wuerttembergische AG 25,673 430,665
Ω*Zalando SE 237,672 7,727,792
Zeal Network SE 1,569 78,346
TOTAL GERMANY 1,125,303,135
HONG KONG — (1.4%)
AIA Group, Ltd. 2,713,768 27,426,305
Asia Tele-Net & Technology
Corp., Ltd. 10,000 4,055
ASMPT, Ltd. 370,100 7,140,906
Bank of East Asia, Ltd. (The) 1,263,593 2,687,810
Best Mart 360 Holdings, Ltd. 304,000 63,579
*Bitfire Group Holdings, Ltd. 74,500 17,386
BOC Hong Kong Holdings, Ltd. 819,500 5,455,251
*BOCOM International
Holdings Co., Ltd. 308,000 20,817
#*Bright Smart Securities &
Commodities Group, Ltd. 1,706,000 1,392,369
Ω#Budweiser Brewing Co.
APAC, Ltd. 1,825,800 1,532,055
Build King Holdings, Ltd. 40,000 7,499
Cafe de Coral Holdings, Ltd. 14,000 9,909
Cathay Pacific Airways, Ltd. 2,635,000 4,906,014
#*Central New Energy Holding
Group, Ltd. 82,000 85,852
*Chi Kan Holdings, Ltd. 88,000 25,811
Chinese Estates Holdings, Ltd. 402,000 56,392
Chow Sang Sang Holdings
International, Ltd. 441,000 654,054
CITIC Telecom International
Holdings, Ltd. 2,858,000 1,013,217
CK Asset Holdings, Ltd. 1,022,000 6,235,013
CK Hutchison Holdings, Ltd. 738,500 6,931,443
CK Infrastructure Holdings,
Ltd. 249,500 1,991,775
Shares Value
HONG KONG — (Continued)
#*CK Life Sciences Int'l
Holdings, Inc. 1,670,000 $ 119,261
CLP Holdings, Ltd. 377,500 3,759,787
#C-Mer Medical Holdings, Ltd. 384,000 45,542
CN Logistics International
Holdings, Ltd. 26,000 10,444
Cowell e Holdings, Inc. 402,000 1,056,060
*CPBIO Holding Company,
Ltd. 14,500 16,605
ΩCrystal International Group,
Ltd. 1,034,500 854,871
CTF Services, Ltd. 1,195,286 1,249,917
Dah Sing Banking Group, Ltd. 721,200 1,386,003
Dah Sing Financial Holdings,
Ltd. 229,600 1,459,888
#*Deep Source Holdings, Ltd. 7,190,000 476,791
Dream International, Ltd. 336,000 298,225
*EC Healthcare 49,000 2,218
Emperor Watch & Jewellery,
Ltd. 2,880,000 101,000
Fairwood Holdings, Ltd. 23,000 13,287
*Far East Consortium
International, Ltd. 1,334,123 115,691
First Pacific Co., Ltd. 2,868,000 2,048,154
Ω*FIT Hon Teng, Ltd. 3,334,000 1,998,291
FSE Lifestyle Services, Ltd. 141,000 94,400
Galaxy Entertainment Group,
Ltd. 837,000 3,650,454
Giordano International, Ltd. 1,940,000 346,358
Golden Resources
Development International,
Ltd. 152,000 6,881
Great Eagle Holdings, Ltd. 238,000 481,366
Guoco Group, Ltd. 10,000 89,586
#Guotai Junan International
Holdings, Ltd. 5,238,000 1,389,390
Hang Lung Group, Ltd. 996,000 1,755,346
Hang Lung Properties, Ltd. 3,149,435 2,927,895
*Hao Tian International
Construction Investment
Group, Ltd. 14,928,000 30,459
#Henderson Land
Development Co., Ltd. 636,000 2,303,407
HK Electric Investments & HK
Electric Investments, Ltd. 1,075,000 885,597
*HKR International, Ltd. 80,000 11,018
HKT Trust & HKT, Ltd., Class
SS 4,620,000 7,818,226
Hong Kong & China Gas Co.,
Ltd. 4,609,000 4,131,972
Hong Kong Exchanges &
Clearing, Ltd. 295,490 15,397,013
*Hong Kong Robotics Group
Holding, Ltd. 210,000 7,365
*Hong Kong Technology
Venture Co., Ltd. 624,978 84,482
*Hongkong & Shanghai Hotels,
Ltd. (The) 478,000 363,913

Dimensional International Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,882,000 $ 280,802
Hysan Development Co., Ltd. 471,000 1,120,199
IGG, Inc. 778,000 331,376
ΩImpro Precision Industries,
Ltd. 581,000 538,649
*ITC Properties Group, Ltd. 158,000 43,320
Jacobson Pharma Corp., Ltd. 268,000 36,569
JBM Healthcare, Ltd. 180,000 44,073
Johnson Electric Holdings, Ltd. 817,947 1,939,099
Karrie International Holdings,
Ltd. 890,000 207,700
Kerry Properties, Ltd. 751,000 1,875,201
KLN Logistics Group, Ltd. 684,500 522,872
Kowloon Development Co.,
Ltd. 289,319 178,205
Luk Fook Holdings
International, Ltd. 471,000 1,479,984
#Man Wah Holdings, Ltd. 2,706,000 1,087,010
*Man YUE Technology
Holdings, Ltd. 514,000 102,255
*Melco International
Development, Ltd. 1,186,499 556,814
MGM China Holdings, Ltd. 796,800 1,154,311
Midland Holdings, Ltd., Class
B 650,000 187,334
Modern Dental Group, Ltd. 396,000 388,344
*Mongolian Mining Corp. 750,000 680,027
#MTR Corp., Ltd. 533,500 2,253,306
NagaCorp, Ltd. 1,464,333 647,985
Nameson Holdings, Ltd. 860,000 86,640
#*New World Development
Co., Ltd. 1,912,000 1,677,535
#Nissin Foods Co., Ltd. 212,000 181,137
*Novautek Technologies
Group, Ltd. 515,000 9,983
Orbusneich Medical Group
Holdings, Ltd. 21,000 9,909
Oriental Watch Holdings 714,000 299,564
Pacific Basin Shipping, Ltd. 7,122,000 2,979,004
Pacific Textiles Holdings, Ltd. 1,315,000 169,372
#PAX Global Technology, Ltd. 910,000 457,228
PCCW, Ltd. 3,700,000 2,774,434
Perfect Medical Health
Management, Ltd. 393,000 67,658
Pico Far East Holdings, Ltd. 1,126,000 323,084
Plover Bay Technologies, Ltd. 230,000 244,619
Power Assets Holdings, Ltd. 339,500 2,556,554
PRADA SpA 462,700 2,552,592
Public Financial Holdings, Ltd. 178,000 32,006
ΩRegina Miracle International
Holdings, Ltd. 37,000 11,135
#Sa Sa International Holdings,
Ltd. 1,358,000 159,325
ΩSamsonite Group SA 1,940,700 3,497,002
Sands China, Ltd. 917,200 1,721,738
SAS Dragon Holdings, Ltd. 8,000 7,784
*Shandong Hi-Speed Holdings
Group, Ltd. 246,000 14,431
Shares Value
HONG KONG — (Continued)
Shangri-La Asia, Ltd. 1,284,000 $ 677,892
*Shenwan Hongyuan HK, Ltd. 375,000 49,735
*Shun Tak Holdings, Ltd. 324,000 21,072
SITC International Holdings
Co., Ltd. 1,574,000 7,924,597
#*SJM Holdings, Ltd. 3,959,000 802,746
SmarTone
Telecommunications Holdings,
Ltd. 539,500 337,119
*SR Medical Technology Co.,
Ltd. 400,000 84,167
#Stella International Holdings,
Ltd. 837,500 1,555,040
Sun Hung Kai Properties, Ltd. 251,000 3,943,481
#SUNeVision Holdings, Ltd. 1,415,000 871,563
Swire Pacific, Ltd., Class A 328,000 4,161,906
Swire Pacific, Ltd., Class B 472,500 902,628
Swire Properties, Ltd. 252,800 770,496
Tai Hing Group Holdings, Ltd. 430,000 64,706
Techtronic Industries Co., Ltd. 589,000 9,914,813
*Texhong International Group,
Ltd. 306,000 256,379
*Tongda Group Holdings, Ltd. 140,599 34,425
Transport International
Holdings, Ltd. 205,766 249,021
Truly International Holdings,
Ltd. 286,000 31,001
*TVB, Ltd. 426,600 130,021
#United Laboratories
International Holdings, Ltd.
(The) 1,526,000 1,735,860
*Unity Group Holdings
International, Ltd. 838,000 38,472
#Vitasoy International
Holdings, Ltd. 920,000 760,253
#Viva Goods Company, Ltd. 1,944,000 85,528
#*Vobile Group, Ltd. 1,027,000 324,801
VSTECS Holdings, Ltd. 1,156,000 1,385,738
#VTech Holdings, Ltd. 298,000 1,962,827
ΩWH Group, Ltd. 8,854,500 9,541,487
Wharf Real Estate Investment
Co., Ltd. 1,067,000 3,616,719
Wynn Macau, Ltd., Class B 1,220,800 884,277
Xinyi Glass Holdings, Ltd. 3,482,321 4,138,853
YesAsia Holdings, Ltd. 168,000 69,843
#Yue Yuen Industrial Holdings,
Ltd. 1,193,500 2,158,211
*Yunfeng Financial Group, Ltd. 432,000 88,696
*Zo Future Group 122,000 28,160
TOTAL HONG KONG 219,535,377
IRELAND — (0.6%)
AIB Group PLC 2,667,496 31,473,476
Bank of Ireland Group PLC 1,015,438 21,134,756
Cairn Homes PLC 776,626 2,175,786
FBD Holdings PLC 17,217 346,658
Glanbia PLC 259,798 6,868,962
Ω*Glenveagh Properties PLC 684,435 1,878,131
Irish Continental Group PLC 49,120 446,469
Kerry Group PLC, Class A 105,754 10,074,706

Dimensional International Core Equity 2 ETF
continued
Shares Value
IRELAND — (Continued)
Kingspan Group PLC 130,662 $ 12,064,230
Permanent TSB Group
Holdings PLC 44,968 153,661
TOTAL IRELAND 86,616,835
ISRAEL — (1.3%)
#*Abra Information
Technologies, Ltd. 9,299 13,146
*Accel Solutions Group, Ltd. 43,380 31,237
Ackerstein Group, Ltd. 28,630 85,820
Afcon Holdings, Ltd. 157 30,763
*AFI Properties, Ltd. 12 753
#Africa Israel Residences, Ltd. 4,624 327,681
*Airport City, Ltd. 25,517 459,150
Albaad Massuot Yitzhak, Ltd. 8,455 82,751
*Allot, Ltd., Registered 2,852 21,608
Alrov Properties and Lodgings,
Ltd., Registered 56 4,663
#Altshuler Shaham Finance,
Ltd. 101,499 212,004
Amos Luzon Development and
Energy Group, Ltd. 16,613 25,048
Amot Investments, Ltd. 95,624 580,524
Analyst IMS Investment
Management Services, Ltd. 6,327 297,532
Arad, Ltd. 14,054 236,960
*Argo Properties NV 13,468 556,814
Ari Real Estate Arena
Investment, Ltd. 38,231 56,807
*Ashdod Refinery, Ltd. 716 27,521
#Ashot Ashkelon Industries,
Ltd. 807 20,311
Ashtrom Group, Ltd. 37,757 773,352
AudioCodes, Ltd. 39,755 380,853
#Aura Investments, Ltd. 82,510 431,122
Automatic Bank Services, Ltd. 18,545 134,872
Ayalon Holdings, Ltd. 20,756 958,444
Azorim-Investment
Development & Construction
Co., Ltd. 58,127 273,726
Azrieli Group, Ltd. 4,648 614,289
Bank Hapoalim BM 666,317 16,174,042
Bank Leumi Le-Israel BM 768,137 18,158,953
#*Baran Group, Ltd. 8,543 67,013
*Bet Shemesh Engines
Holdings 1997, Ltd. 7,091 1,924,341
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,387,259 3,317,117
Big Shopping Centers, Ltd. 3,801 853,880
Blue Square Real Estate, Ltd. 3,846 403,798
*C. Mer Industries, Ltd. 1,963 33,848
*Camtek, Ltd. 7,201 1,002,023
Carasso Motors, Ltd. 51,964 519,275
Castro Model, Ltd. 1,646 78,533
Cellcom Israel, Ltd. 170,402 1,838,604
#*CIELO-BLU GROUP, Ltd. 63,632 61,260
Clal Insurance Enterprises
Holdings, Ltd., Registered 102,988 7,796,032
Danel Adir Yeoshua, Ltd. 5,501 773,311
Danya Cebus, Ltd. 11,292 432,556
Shares Value
ISRAEL — (Continued)
#*Delek Automotive Systems,
Ltd. 48,716 $ 269,502
Delek Group, Ltd. 102,010 2,669,053
*Delek Yizum Nechasim, Ltd. 10,201 224,698
Delta Galil, Ltd. 13,162 760,797
Delta Israel Brands, Ltd. 7,404 277,092
Diplomat Holdings, Ltd. 8,989 139,554
*Doral Group Renewable
Energy Resources, Ltd. 106,818 2,410,438
#*Duniec Brothers, Ltd. 3,783 311,570
#El Al Israel Airlines 534,837 2,373,638
Elbit Systems, Ltd. 1,203 972,806
Electra Consumer Products
1970, Ltd. 13,071 307,636
Electra, Ltd. 28,276 1,098,850
*Ellomay Capital, Ltd. 820 16,292
Energix-Renewable Energies,
Ltd. 63,288 458,826
*Enlight Renewable Energy,
Ltd. 39,938 3,391,008
*Enlight Renewable Energy,
Ltd. 1,912 161,488
*Equital, Ltd. 19,285 721,720
*Fattal Holdings 1998, Ltd. 9,214 2,039,799
First International Bank Of
Israel, Ltd. (The) 53,239 4,110,086
#FMS Enterprises Migun, Ltd. 3,237 204,549
Formula Systems 1985, Ltd. 8,784 926,262
Formula Systems 1985, Ltd.,
ADR 278 29,015
Fox Wizel, Ltd. 11,209 1,106,569
#*Gilat Satellite Networks, Ltd. 62,000 685,571
Hagag Group Real Estate
Development 55,978 396,324
*Hamat Group, Ltd. 2,031 10,267
Harel Insurance Investments &
Financial Services, Ltd. 90,576 5,197,068
Hilan, Ltd. 13,318 951,612
ICL Group, Ltd. 199,371 1,018,943
IDI Insurance Co., Ltd. 14,167 1,119,610
Ilex Medical, Ltd. 1,617 26,308
Inrom Construction Industries,
Ltd. 147,323 1,175,832
Israel Canada T.R, Ltd., Class
A 179,075 915,799
Israel Discount Bank, Ltd.,
Class A 805,548 8,407,594
#Israel Shipyards Industries,
Ltd. 4,082 152,901
*Israir Group, Ltd. 138,642 61,757
Isras Investment Co., Ltd. 1,846 509,403
*Isrotel, Ltd. 11,585 477,829
Issta, Ltd. 11,998 351,185
Kamada, Ltd. 28,075 200,456
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 72,504 120,211
Kenon Holdings, Ltd. 15,420 1,051,450
*Kvutzat Acro, Ltd. 18,593 249,251

Dimensional International Core Equity 2 ETF
continued
Shares Value
ISRAEL — (Continued)
Lahav L.R. Real Estate, Ltd. 84,731 $ 311,569
#Land Development Nimrodi
Group, Ltd. 31,228 406,597
Lapidoth Capital, Ltd. 11,199 294,517
Libra Insurance Co., Ltd. 27,891 196,921
M Yochananof & Sons, Ltd. 7,150 817,236
*Malam-Team Holding, Ltd. 1,684 74,071
Matrix IT, Ltd. 61,440 1,735,565
Max Stock, Ltd. 128,140 1,462,951
Mediterranean Towers, Ltd. 106,901 529,591
Mega Or Holdings, Ltd. 14,983 2,431,315
Meitav Investment House, Ltd. 53,497 2,313,081
Menora Mivtachim Holdings,
Ltd. 17,799 2,784,227
*Meshek Energy Renewable
Energies, Ltd. 222,659 814,389
#Meshulam Levinstein
Contracting & Engineering,
Ltd. 2,103 262,167
*Migdal Insurance & Financial
Holdings, Ltd. 397,834 2,259,306
Mivne Real Estate KD, Ltd. 299,657 1,321,088
Mizrahi Tefahot Bank, Ltd. 65,637 4,880,736
Naphtha Israel Petroleum
Corp., Ltd. 15,239 120,732
#*Nayax, Ltd. 8,134 551,980
Neto Malinda Trading, Ltd. 12,293 566,446
*Neto ME Holdings, Ltd. 2,695 193,622
Next Vision Stabilized
Systems, Ltd. 59,505 4,615,201
#*Nice, Ltd., Sponsored ADR 283 27,958
#*Nova, Ltd. 17,156 6,705,766
*Nova, Ltd., Registered 1,057 422,986
Novolog, Ltd. 208,125 55,257
Oil Refineries, Ltd. 3,792,467 2,412,594
One Software Technologies,
Ltd. 34,062 727,258
*OPC Energy, Ltd. 58,771 1,841,158
#*OY Nofar Energy, Ltd. 10,056 591,114
Palram Industries 1990, Ltd. 7,797 104,957
Partner Communications Co.,
Ltd. 218,007 2,685,442
Paz Retail And Energy, Ltd. 13,398 3,775,933
*Perion Network, Ltd. 27,194 257,984
Phoenix Financial, Ltd. 176,599 9,919,510
Plasson Industries, Ltd., Class
B 1,829 95,865
#Polyram Plastic Industries,
Ltd. 15,970 42,181
#Prashkovsky Investments
and Construction, Ltd. 9,450 410,755
Qualitau, Ltd. 5,948 981,314
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 13,190 1,482,618
Rani Zim Shopping Centers,
Ltd. 45,342 69,831
*Rapac Communication &
Infrastructure, Ltd. 2,030 56,111
*REIT Azorim HF Living, Ltd. 1 2
Shares Value
ISRAEL — (Continued)
Sano-Brunos Enterprises, Ltd. 190 $ 21,723
Scope Metals Group, Ltd. 8,913 847,014
Shapir Engineering and
Industry, Ltd. 33,658 503,306
*Shikun & Binui Soltec
Renewable Energy 290,066 388,378
#*Shikun & Binui, Ltd. 243,184 1,389,782
Shufersal, Ltd. 263,717 3,764,371
Strauss Group, Ltd. 23,017 870,424
#*Tadiran Group, Ltd. 2,945 181,577
ΩTamar Petroleum, Ltd. 43,004 419,767
#*TAT Technologies, Ltd. 5,988 245,414
Tel Aviv Stock Exchange, Ltd. 108,828 4,193,689
Telsys, Ltd. 5,392 609,637
*Teva Pharmaceutical
Industries, Ltd. 156,779 5,565,331
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 156,126 5,465,971
Tiv Taam Holdings 1, Ltd. 95,266 358,397
*Tower Semiconductor, Ltd. 28,711 6,306,945
Turpaz Industries, Ltd. 14,407 302,570
*Veridis Environment, Ltd. 27,079 446,578
Victory Supermarket Chain,
Ltd. 5,242 78,712
Villar International, Ltd. 1,521 85,931
YD More Investments, Ltd. 44,110 614,369
YH Dimri Construction &
Development, Ltd. 5,316 628,097
TOTAL ISRAEL 203,030,841
ITALY — (3.4%)
A2A SpA 2,671,830 6,975,070
ACEA SpA 81,827 1,986,481
Ariston Holding NV, Class B 102,247 428,446
Arnoldo Mondadori Editore
SpA 247,043 596,894
Ascopiave SpA 87,321 270,257
#Avio SpA 1,393 46,527
Azimut Holding SpA 172,318 7,278,138
#B&C Speakers SpA 3,326 42,477
#Banca Generali SpA 83,054 6,244,698
#Banca IFIS SpA 71,413 1,211,922
Banca Mediolanum SpA 237,724 6,337,301
Banca Monte dei Paschi di
Siena SpA 2,224,751 29,610,446
#Banca Profilo SpA 44 83
Ω*Banca Sistema SpA 24,788 44,890
Banco BPM SpA, Class R 1,482,043 26,898,957
Banco di Desio e della Brianza
SpA 55,828 1,085,535
#BasicNet SpA 1,672 11,831
#*Biesse SpA 13,411 78,230
BPER Banca SPA 1,859,604 30,103,697
#Brembo NV 226,595 2,755,691
Brunello Cucinelli SpA 36,999 3,742,682
#Buzzi SpA 133,719 6,324,787
Cairo Communication SpA 92,861 250,008
Cembre SpA 4,143 389,918

Dimensional International Core Equity 2 ETF
continued
Shares Value
ITALY — (Continued)
Cementir Holding NV 84,375 $ 1,463,930
*CIR SpA-Compagnie
Industriali 620,252 513,100
Comer Industries SpA, Class R 1,237 71,731
Credito Emiliano SpA 99,396 2,172,840
d'Amico International Shipping
SA 107,674 892,586
Danieli & C Officine
Meccaniche SpA 54,247 2,779,913
Danieli & C Officine
Meccaniche SpA 25,526 1,903,106
#Davide Campari-Milano NV 716,717 4,861,950
De' Longhi SpA 63,473 2,956,207
#DiaSorin SpA 18 1,488
Ω#doValue SpA 121,681 323,120
Emak SpA 77,715 77,791
ΩEnav SpA 124,930 727,315
Enel SpA 2,256,154 25,436,407
Eni SpA, Class B 1,517,838 41,877,415
Eni SpA, Sponsored ADR 3,397 188,737
ERG SpA 75,149 1,903,907
Esprinet SpA 39,019 318,294
*Eurotech SpA 48,112 65,319
Ferrari NV 1,344 525,910
#Ferrari NV 20,862 8,216,916
#Ferretti SpA 92,049 306,071
Fiera Milano SpA 45,557 441,339
Fila SpA 40,601 437,472
#*Fincantieri SpA 111,751 1,742,835
#FinecoBank Banca Fineco
SpA 568,827 15,504,242
FNM SpA 167,594 88,507
#Garofalo Health Care SpA 14,818 96,156
Gefran SpA 6,642 83,679
#Generali 209,236 10,589,992
#GPI SpA 8,743 137,812
Ω#*GVS SpA 32,162 160,597
Hera SpA 1,264,471 5,516,739
*IMMSI SpA 190,642 115,594
Industrie De Nora SpA 19,574 144,133
Ω#Infrastrutture Wireless
Italiane SpA 197,013 1,456,375
#Intercos SpA 28,590 438,809
#Interpump Group SpA, Class
R 57,392 2,293,963
Intesa Sanpaolo SpA 2,756,098 20,735,345
Iren SpA 548,757 1,592,320
#Italgas SpA 658,963 6,782,584
Italmobiliare SpA 15,292 460,968
Iveco Group NV 129,011 2,062,484
Leonardo SpA 237,133 15,038,568
Lottomatica Group Spa 257,848 6,965,738
LU-VE SpA, Registered 3,141 205,629
Maire SpA 220,407 3,268,764
#MARR SpA 20,627 151,175
MFE-MediaForEurope NV,
Class A 426,349 1,290,109
MFE-MediaForEurope NV,
Class A 166,133 510,737
Shares Value
ITALY — (Continued)
#MFE-MediaForEurope NV,
Class B 48,682 $ 196,823
Moltiply Group SpA 11,213 470,891
Moncler SpA 179,065 10,115,736
#*NewPrinces SpA 6,174 113,940
Ω#Nexi SpA 80,160 391,231
Orsero SpA 15,751 292,131
ΩOVS SpA 327,980 2,362,256
Pharmanutra SpA 4,906 469,630
#Piaggio & C SpA 158,032 353,101
ΩPirelli & C SpA 637,092 4,837,838
Poste Italiane SpA 198,645 5,990,319
Prysmian SpA 143,031 19,780,620
ΩRAI Way SpA 126,802 676,939
Reply SpA 19,333 2,442,344
Rizzoli Corriere Della Sera
Mediagroup SpA 223,634 238,519
Sabaf SpA 4,450 63,487
#*Safilo Group SpA 236,208 448,962
#Saipem SpA 2,199,363 10,597,633
*Salvatore Ferragamo SpA 52,833 618,811
#Sanlorenzo SpA 15,878 690,912
Sesa SpA 13,463 1,431,262
Snam SpA 683,858 4,632,752
*Sogefi SpA 58,331 129,259
SOL SpA 28,132 1,841,697
#*Stellantis NV 159,713 919,947
ΩTechnogym SpA 205,852 3,199,748
*Technoprobe SpA 14,850 473,273
*Telecom Italia SpA 2,362,358 19,985,524
Tenaris SA 94,192 2,702,811
Tenaris SA, Sponsored ADR 92,234 5,287,775
Terna - Rete Elettrica
Nazionale 807,428 9,263,846
*Tesmec SpA 560,294 214,667
#*TREVI - Finanziaria
Industriale SpA 41,724 218,425
TXT e-solutions SpA 8,501 452,852
UniCredit SpA 624,642 58,651,595
#Unipol Assicurazioni SpA 464,727 14,474,095
#Webuild SpA 749,203 1,936,041
Wiit SpA 15,978 514,737
#Zignago Vetro SpA 15,573 133,306
TOTAL ITALY 516,227,419
JAPAN — (22.9%)
#&Do Holdings Co., Ltd. 16,600 97,583
77 Bank, Ltd. (The) 301,900 6,626,726
A&D HOLON Holdings Co.,
Ltd. 38,700 732,803
#AB&Company Co., Ltd.,
Registered 14,000 120,195
#ABC-Mart, Inc. 108,100 1,848,681
Achilles Corp. 20,900 170,376
AD Works Group Co., Ltd. 97,200 250,287
ADEKA Corp. 126,300 3,129,242
Ad-sol Nissin Corp. 14,784 140,574
Advantest Corp. 206,300 42,108,651
#Aeon Co., Ltd. 886,020 7,590,085

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Aeon Fantasy Co., Ltd. 9,700 $ 168,261
#Aeon Hokkaido Corp. 61,600 327,295
#Aeon Kyushu Co., Ltd. 2,600 46,309
AFC-HD AMS Life Science
Co., Ltd. 10,200 55,028
AGC, Inc. 98,300 3,752,964
#AGS Corp. 6,400 41,682
Ahresty Corp. 25,801 113,591
Ai Holdings Corp. 30,400 563,228
Aica Kogyo Co., Ltd. 70,100 1,623,229
Aichi Corp. 19,900 181,347
Aichi Financial Group, Inc. 259,900 2,835,273
Aida Engineering, Ltd. 65,800 493,423
Ain Holdings, Inc. 35,128 1,297,899
Air Water, Inc. 284,100 4,491,001
#Airman Corp. 24,700 394,952
Airport Facilities Co., Ltd. 35,800 211,574
#Airtech Japan, Ltd. 9,200 77,367
Aisan Industry Co., Ltd. 57,600 869,652
Aisin Corp. 501,400 7,001,808
#AIT Corp. 7,400 109,542
#Aizawa Securities Group Co.,
Ltd. 8,700 93,270
Ajinomoto Co., Inc. 228,200 7,115,798
Akatsuki Corp. 27,400 103,594
*Akebono Brake Industry Co.,
Ltd. 221,000 152,677
Akita Bank, Ltd. (The) 16,300 743,212
#Albis Co., Ltd. 8,699 138,987
#Alconix Corp. 40,600 663,471
Alfresa Holdings Corp. 183,400 2,671,668
#Alinco, Inc. 18,000 125,031
Allied Telesis Holdings KK,
Class B 104,500 154,231
Alpen Co., Ltd. 29,700 413,347
Alpha Corp. 700 5,368
AlphaPolis Co., Ltd. 14,700 97,954
#Alps Alpine Co., Ltd.,
Registered 318,946 4,434,897
ALSOK Co., Ltd. 460,198 3,390,248
Altech Corp. 46,800 242,487
Amada Co., Ltd. 345,700 6,050,971
Amano Corp. 73,000 1,776,116
#Amiyaki Tei Co., Ltd. 17,058 145,484
#Amvis Holdings, Inc. 69,784 167,420
ANA Holdings, Inc. 64,700 1,266,165
Anabuki Kosan, Inc. 4,000 57,102
and ST HD Co., Ltd., Class B 48,200 1,023,181
Anest Iwata Corp. 23,900 270,634
#Anicom Holdings, Inc., Class
B 106,200 802,378
Anritsu Corp. 2,800 62,674
#Anycolor, Inc. 65,400 1,075,316
AnyMind Group, Inc. 20,800 72,762
AOKI Holdings, Inc. 47,300 511,544
Aoyama Trading Co., Ltd. 268,600 1,265,191
Aoyama Zaisan Networks Co.,
Ltd. 16,700 133,306
Aozora Bank, Ltd., Class A 247,400 4,720,372
Shares Value
JAPAN — (Continued)
#Appier Group, Inc. 118,900 $ 711,645
#Arakawa Chemical Industries,
Ltd. 19,700 225,054
Arata Corp. 39,334 645,006
#Araya Industrial Co., Ltd. 3,000 50,250
#*ARCHION Corp. 752,901 1,262,519
#ARCLANDS Corp. 106,220 1,276,841
Arcs Co., Ltd. 50,813 1,153,644
ARE Holdings, Inc. 57,300 1,113,792
Arealink Co., Ltd. 53,000 331,864
Argo Graphics, Inc. 48,800 418,658
Ariake Japan Co., Ltd. 9,700 327,141
Arisawa Manufacturing Co.,
Ltd. 56,000 857,453
Artience Co., Ltd. 47,600 1,333,308
Artnature, Inc. 11,600 64,402
Artner Co., Ltd. 14,800 88,396
As One Corp. 87,000 1,314,084
Asahi Co., Ltd. 24,800 211,515
#Asahi Diamond Industrial
Co., Ltd. 94,500 654,630
Asahi Group Holdings, Ltd. 682,600 7,144,311
Asahi Intecc Co., Ltd. 171,300 3,865,479
Asahi Kasei Corp. 1,403,000 15,177,689
#Asahi Kogyosha Co., Ltd. 12,800 305,480
Asahi Net, Inc. 26,500 105,517
ASAHI YUKIZAI Corp. 15,000 572,774
Asanuma Corp. 110,000 601,727
Ascentech KK 2,100 5,500
Asia Pile Holdings Corp. 41,500 388,089
Asics Corp. 392,000 11,703,991
#ASKA Pharmaceutical
Holdings Co., Ltd. 21,900 295,851
Astellas Pharma, Inc. 1,317,100 18,214,817
Astena Holdings Co., Ltd. 52,200 165,558
#*Atom Corp. 8,700 20,818
#Atrae, Inc. 21,600 116,801
#*Atsugi Co., Ltd. 6,100 41,682
#Aucnet, Inc. 35,200 295,130
Autobacs Seven Co., Ltd. 120,800 1,180,498
Aval Data Corp. 3,000 58,785
#Avant Group Corp. 32,000 255,437
Avex, Inc. 38,400 318,342
Awa Bank, Ltd. (The) 45,800 2,398,945
Axial Retailing, Inc. 95,404 759,757
Axyz Co., Ltd. 1,000 21,793
Azbil Corp. 410,300 4,291,755
#AZ-COM MARUWA Holdings,
Inc. 131,300 759,474
AZOOM Co., Ltd. 7,600 222,189
Bandai Namco Holdings, Inc. 238,700 6,909,520
Bando Chemical Industries,
Ltd. 30,000 456,524
#*Bank of Innovation, Inc. 1,100 34,093
Bank of Iwate, Ltd. (The) 78,800 1,066,503
Bank of Nagoya, Ltd. (The) 37,700 1,541,385
Bank of Saga, Ltd. (The) 9,200 323,567
Bank of the Ryukyus, Ltd. 52,900 977,765
Base Co., Ltd. 9,100 183,743

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#baudroie, Inc. 21,600 $ 389,200
BayCurrent, Inc. 111,500 4,999,206
#Beauty Garage, Inc. 7,800 68,043
Belc Co., Ltd., Class R 15,300 639,962
Bell System24 Holdings, Inc. 59,500 510,080
Belluna Co., Ltd. 105,800 713,639
#Bewith, Inc. 4,000 40,597
#Bic Camera, Inc. 149,200 1,634,196
BIPROGY, Inc. 114,937 3,513,979
#B-Lot Co., Ltd., Class B 21,100 192,945
Blue Zones Holdings Co., Ltd. 109,500 1,229,962
#Bookoff Group Holdings, Ltd. 14,400 254,674
Bourbon Corp. 3,900 77,400
B-R31 Ice Cream Co., Ltd. 1,800 46,010
Bridgestone Corp. 580,800 14,463,005
Broadleaf Co., Ltd. 80,600 222,729
Broadmedia Corp. 2,500 27,540
BRONCO BILLY Co., Ltd. 4,200 71,062
Brother Industries, Ltd. 239,600 6,035,708
#Buffalo, Inc. 14,400 247,891
#Bull-Dog Sauce Co., Ltd. 7,800 89,010
Bunka Shutter Co., Ltd. 68,700 821,509
#Bushiroad, Inc. 20,800 49,249
#Business Brain Showa-Ota,
Inc., Class G 30,000 195,007
#Business Engineering Corp.,
Class G 16,400 125,968
BuySell Technologies Co., Ltd. 13,300 248,250
C. Uyemura & Co., Ltd. 10,100 1,419,614
Calbee, Inc. 93,000 1,696,166
#Can Do Co., Ltd. 1,000 22,641
Canon Marketing Japan, Inc. 102,800 2,325,549
Canon, Inc. 139,300 3,873,892
#Canon, Inc., Sponsored ADR 68,669 1,913,805
Capcom Co., Ltd. 149,800 3,729,359
Career Design Center Co., Ltd. 2,400 43,983
#Careerlink Co., Ltd. 7,500 111,399
Carlit Co., Ltd. 30,000 437,306
Cawachi, Ltd. 17,400 363,354
CCI Group, Inc. 297,000 2,064,870
#CDS Co., Ltd. 4,400 47,337
CE Holdings Co., Ltd. 1,700 17,883
#Celsys, Inc. 44,757 484,323
Central Automotive Products,
Ltd. 30,700 396,415
Central Glass Co., Ltd. 28,900 722,387
Central Japan Railway Co. 193,900 4,856,481
#Central Security Patrols Co.,
Ltd. 7,250 126,855
#Central Sports Co., Ltd. 6,300 96,187
#Ceres, Inc. 4,700 62,372
#Change Holdings, Inc. 31,700 191,126
Charm Care Corp. KK 33,600 286,357
Chiba Bank, Ltd. (The) 159,200 2,626,587
Chiba Kogyo Bank, Ltd. (The) 75,200 1,233,615
#Chino Corp. 10,000 100,550
#*Chiyoda Corp. 255,800 1,058,704
Chori Co., Ltd. 9,200 225,630
Shares Value
JAPAN — (Continued)
Choushimaru Co., Ltd. 900 $ 9,733
Chubu Electric Power Co., Inc. 208,901 3,656,505
Chubu Shiryo Co., Ltd. 24,402 289,805
#Chubu Steel Plate Co., Ltd. 3,300 44,083
Chuetsu Pulp & Paper Co.,
Ltd. 10,600 139,203
Chugai Pharmaceutical Co.,
Ltd. 178,500 7,771,154
#Chugai Ro Co., Ltd. 4,400 106,805
Chugin Financial Group, Inc. 182,100 3,800,398
Chugoku Electric Power Co.,
Inc. (The) 361,500 2,135,512
Chugoku Marine Paints, Ltd. 58,400 1,314,894
Chuo Gyorui Co., Ltd. 300 6,858
Citizen Watch Co., Ltd. 306,000 4,099,218
CKD Corp. 76,300 2,875,177
#CK-San-Etsu Co., Ltd. 4,000 130,382
#Cleanup Corp. 10,300 60,031
#CMK Corp. 137,800 545,228
Coca-Cola Bottlers Japan
Holdings, Inc. 171,900 4,132,725
#Colowide Co., Ltd. 89,199 1,152,626
Como Co., Ltd. 100 2,317
Computer Engineering &
Consulting, Ltd. 39,300 552,631
#Computer Institute of Japan,
Ltd. 53,200 172,405
COMSYS Holdings Corp. 127,000 4,200,232
Comture Corp. 37,400 335,889
Copro-Holdings Co., Ltd. 9,800 50,100
#Core Concept Technologies,
Inc., Class B 5,900 53,729
#Core Corp., Class D 7,500 95,243
Cosmo Energy Holdings Co.,
Ltd. 187,100 4,681,466
Cosmos Initia Co., Ltd. 21,500 178,778
Cosmos Pharmaceutical Corp. 73,900 2,962,498
#Cota Co., Ltd. 20,754 158,498
#Create Restaurants Holdings,
Inc. 335,520 1,641,514
Create SD Holdings Co., Ltd. 33,600 702,704
Creek & River Co., Ltd. 13,800 125,151
Cresco, Ltd. 32,900 334,114
#Cross Cat Co., Ltd. 9,900 62,176
*CrowdWorks, Inc. 5,400 23,604
CTI Engineering Co., Ltd. 26,600 530,413
CTS Co., Ltd. 16,600 88,095
Cube System, Inc. 5,500 37,340
*CUC, Inc. 600 2,977
Curves Holdings Co., Ltd. 87,200 525,747
#Cyber Security Cloud, Inc. 1,900 21,730
CyberAgent, Inc. 437,430 3,998,614
#Cybozu, Inc. 50,100 847,979
Dai Nippon Printing Co., Ltd. 147,600 2,708,202
Dai Nippon Toryo Co., Ltd. 14,800 130,037
Daicel Corp. 374,400 3,410,691
Dai-Dan Co., Ltd. 134,900 2,068,085
#Daido Metal Co., Ltd. 84,000 720,113
Daido Steel Co., Ltd. 280,700 4,009,748

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Daiei Kankyo Co., Ltd. 8,700 $ 204,352
Daifuku Co., Ltd. 147,500 5,542,424
Daihatsu Infinearth Mfg Co.,
Ltd. 27,400 473,230
Daiho Corp. 28,500 142,299
#Daiichi Jitsugyo Co., Ltd. 15,100 302,522
Daiichi Life Group, Inc. 1,525,300 18,378,320
Daiichi Sankyo Co., Ltd. 392,700 6,332,280
Daiichikosho Co., Ltd. 131,165 1,491,438
Daiken Medical Co., Ltd. 17,000 45,376
Daiki Aluminium Industry Co.,
Ltd. 53,200 494,829
Daikin Industries, Ltd. 91,800 13,430,561
#Daikoku Denki Co., Ltd. 6,300 97,413
Daikokutenbussan Co., Ltd. 8,000 225,844
Daikyonishikawa Corp. 88,700 573,786
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 72,916 510,149
Daio Paper Corp. 151,701 945,124
Daiseki Co., Ltd. 44,400 1,059,633
Daishi Hokuetsu Financial
Group, Inc. 308,700 4,474,672
#Daishinku Corp. 21,875 100,428
Daisue Construction Co., Ltd. 10,900 238,913
#Daisyo Corp. 5,000 35,170
Daito Pharmaceutical Co., Ltd. 32,480 255,597
Daito Trust Construction Co.,
Ltd. 313,800 6,639,612
Daitron Co., Ltd. 23,400 487,913
Daiwa House Industry Co., Ltd. 624,000 18,333,001
Daiwa Securities Group, Inc. 848,100 9,624,850
Daiwabo Holdings Co., Ltd. 130,300 2,926,380
#DCM Holdings Co., Ltd. 112,400 1,084,292
Dear Life Co., Ltd. 62,500 428,246
Delica Foods Holdings Co.,
Ltd. 6,900 36,011
#Denka Co., Ltd. 187,000 4,028,325
Denso Corp. 498,600 6,161,065
*Dentsu Group, Inc. 266,401 5,931,176
Dentsu Soken, Inc. 86,000 1,451,292
Denyo Co., Ltd. 1,700 42,867
Dexerials Corp. 273,200 5,669,039
DIC Corp. 164,600 4,573,342
Digital Arts, Inc. 14,100 359,972
Digital Garage, Inc. 36,500 552,457
#Digital Hearts Holdings Co.,
Ltd. 18,600 88,196
Digital Information
Technologies Corp. 24,500 145,715
#dip Corp. 57,965 677,123
Disco Corp. 7,600 2,791,320
#DKS Co., Ltd. 13,100 1,038,292
DMG Mori Co., Ltd. 319,700 7,469,204
#Double Standard, Inc. 9,000 71,220
Doutor Nichires Holdings Co.,
Ltd. 52,900 1,061,488
Dowa Holdings Co., Ltd. 92,200 4,768,516
DTS Corp. 166,800 1,213,091
Shares Value
JAPAN — (Continued)
Duskin Co., Ltd. 21,800 $ 608,853
DyDo Group Holdings, Inc. 30,000 567,122
Eagle Industry Co., Ltd. 27,700 521,903
Earth Corp. 19,400 576,304
East Japan Railway Co. 255,200 5,891,758
#EAT&HOLDINGS Co., Ltd. 6,000 76,722
Ebara Corp. 311,100 10,859,437
Ebara Foods Industry, Inc. 5,700 88,243
Ebara Jitsugyo Co., Ltd. 19,500 294,414
Ebase Co., Ltd. 13,500 36,034
#Eco's Co., Ltd. 10,300 159,327
#EDION Corp. 136,500 2,076,326
eGuarantee, Inc. 49,100 568,015
Ehime Bank, Ltd. (The) 50,100 875,039
Eidai Co., Ltd. 8,400 12,820
Eisai Co., Ltd. 106,900 3,241,408
EJ Holdings, Inc. 9,300 101,922
Elan Corp. 26,300 127,350
Elecom Co., Ltd. 51,476 601,644
Electric Power Development
Co., Ltd., Class B 58,700 1,400,911
#EM Systems Co., Ltd. 56,600 198,353
EN, Inc. 24,627 198,439
Endo Lighting Corp. 16,100 263,505
ENEOS Holdings, Inc. 2,392,200 19,944,390
Enomoto Co., Ltd. 7,000 103,796
Entrust, Inc. 4,900 34,652
#Envipro Holdings, Inc. 6,800 34,678
ERI Holdings Co., Ltd. 12,900 127,602
#ES-Con Japan, Ltd. 65,200 439,376
Eslead Corp. 6,100 199,598
ESPEC Corp. 16,400 400,666
#Eternal Hospitality Group
Co., Ltd. 19,400 167,896
#Euglena Co., Ltd. 60,000 128,497
#eWeLL Co., Ltd. 7,200 95,683
#*ExaWizards, Inc. 16,700 81,494
Exedy Corp. 39,200 1,487,003
EXEO Group, Inc. 295,000 4,850,432
Ezaki Glico Co., Ltd. 65,500 2,079,052
F&M Co., Ltd. 4,700 76,688
FaithNetwork Co., Ltd. 18,200 89,728
FALCO HOLDINGS Co., Ltd. 7,000 116,546
FANUC Corp. 28,700 1,286,070
Fast Retailing Co., Ltd. 38,400 18,856,938
#*f-code, Inc. 4,900 41,545
*FDK Corp. 2,500 6,123
Feed One Co., Ltd. 31,400 253,211
Ferrotec Corp. 62,186 3,241,600
FFRI Security, Inc. 1,800 58,672
FIDEA Holdings Co., Ltd. 15,700 212,982
FINDEX, Inc. 19,000 100,593
Fintech Global, Inc. 317,500 263,212
#First Bank of Toyama, Ltd.
(The) 102,200 1,868,452
Fit Easy, Inc. 4,600 79,130
#Fixstars Corp. 52,700 691,744
FJ Next Holdings Co., Ltd. 8,300 99,564

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Focus Systems Corp. 8,600 $ 94,412
Food & Life Cos., Ltd. 263,000 9,182,082
#Forval Corp. 5,000 32,030
Foster Electric Co., Ltd. 39,500 707,018
FP Corp. 69,400 1,099,678
#FP Partner, Inc. 7,100 98,145
#France Bed Holdings Co.,
Ltd. 35,600 284,845
#Freebit Co., Ltd. 10,100 99,081
#*Fronteo, Inc. 22,600 89,988
F-Tech, Inc. 8,900 38,065
Fudo Tetra Corp. 24,300 409,311
#Fuji Co., Ltd. 40,600 517,365
Fuji Corp. 44,400 2,043,976
Fuji Corp., Ltd. 14,900 69,342
Fuji Die Co., Ltd. 11,400 68,232
Fuji Electric Co., Ltd. 96,502 8,657,755
#Fuji Kyuko Co., Ltd. 32,800 565,464
FUJI OIL Co., Ltd. 65,100 1,620,703
Fuji Pharma Co., Ltd. 29,000 338,948
Fuji Seal International, Inc. 53,300 1,012,608
Fuji United Holdings Co., Ltd. 8,500 62,993
#Fujibo Holdings, Inc. 30,629 669,423
#Fujicco Co., Ltd. 23,115 231,259
FUJIFILM Holdings Corp. 314,000 7,438,581
Fujikura Composites, Inc. 17,700 278,353
Fujikura, Ltd. 823,800 21,585,138
Fujimak Corp. 1,500 11,060
Fujimi, Inc. 58,300 1,398,687
#Fujita Kanko, Inc. 61,500 778,672
Fujitsu, Ltd. 481,200 11,058,005
#Fujiya Co., Ltd. 16,600 255,008
FuKoKu Co., Ltd. 11,500 135,638
Fukuda Corp. 15,200 369,439
Fukuda Denshi Co., Ltd. 19,000 1,351,986
#Fukui Bank, Ltd. (The) 10,162 362,507
Fukui Computer Holdings, Inc. 11,500 232,925
Fukuoka Financial Group, Inc. 172,700 7,982,867
Fukuyama Transporting Co.,
Ltd. 23,000 862,365
FULLCAST Holdings Co., Ltd. 21,000 227,904
Fumakilla, Ltd. 4,400 33,630
Funai Soken Holdings, Inc. 111,900 776,571
Furukawa Co., Ltd. 48,300 1,078,389
Furukawa Electric Co., Ltd. 1,093,000 21,588,852
#Furuno Electric Co., Ltd. 40,600 1,843,542
#Furuya Metal Co., Ltd. 30,600 1,279,925
Furyu Corp. 23,400 203,836
Fuso Chemical Co., Ltd. 90,900 2,137,984
#Fuso Pharmaceutical
Industries, Ltd. 6,300 86,057
Futaba Industrial Co., Ltd. 119,300 776,977
#Future Corp. 61,300 941,300
G-7 Holdings, Inc. 23,500 215,038
#GA Technologies Co., Ltd. 40,600 369,728
Gakken Holdings Co., Ltd. 44,900 286,785
Gakkyusha Co., Ltd. 3,900 65,961
Gakujo Co., Ltd. 5,700 58,065
Shares Value
JAPAN — (Continued)
Galilei Holdings Co., Ltd. 14,500 $ 314,633
Gecoss Corp. 9,092 99,699
#Genki Global Dining
Concepts Corp. 12,400 275,296
#Genky DrugStores Co., Ltd. 22,900 537,174
Geo Holdings Corp. 52,200 685,181
#Gift Holdings, Inc. 13,400 431,729
#Giftee Group, Inc. 37,601 248,430
#Giken, Ltd. 19,401 231,508
Global Link Management KK 10,400 126,257
#Global Security Experts, Inc. 2,000 57,529
#GLOBERIDE, Inc. 22,200 355,674
Glory, Ltd. 70,700 2,029,642
GLTECHNO HOLDINGS, Inc. 6,780 245,268
#GMO Financial Gate, Inc. 4,599 185,433
#GMO Financial Holdings, Inc. 75,000 512,482
#GMO GlobalSign Holdings
KK 7,100 102,247
GMO internet group, Inc. 62,300 1,664,463
GMO Payment Gateway, Inc. 43,300 2,687,061
GMS Group Co., Ltd. 40,777 91,427
#Godo Steel, Ltd. 12,600 224,739
#Gokurakuyu Holdings Co.,
Ltd. 11,900 37,443
#Goldcrest Co., Ltd. 7,700 156,926
Goldwin, Inc. 63,563 914,772
#Good Com Asset Co., Ltd. 20,800 201,828
Grandy House Corp. 24,300 82,717
Greens Co., Ltd. 14,300 198,750
grems, Inc. 11,251 181,881
GS Yuasa Corp. 173,400 5,970,035
#GSI Creos Corp. 7,200 120,283
G-Tekt Corp. 37,300 506,704
Gunma Bank, Ltd. (The) 346,800 5,528,980
Gunze, Ltd. 41,200 1,040,188
H.U. Group Holdings, Inc. 109,700 2,350,050
H2O Retailing Corp. 169,800 3,053,681
Hachijuni Nagano Bank, Ltd. 418,242 6,587,853
#Hagihara Industries, Inc. 13,200 147,648
Hakudo Co., Ltd. 2,500 54,797
#Hakuhodo DY Holdings, Inc. 299,601 2,450,811
Hakuto Co., Ltd. 3,700 114,794
Halows Co., Ltd. 17,100 410,787
Hamakyorex Co., Ltd. 91,600 1,055,651
Hamamatsu Photonics KK 213,602 3,116,329
Hankyu Hanshin Holdings, Inc. 130,700 3,870,312
Hanwa Co., Ltd. 158,800 1,702,444
Happinet Corp. 49,700 1,034,734
Hard Off Corp. Co., Ltd. 11,400 207,702
#Harima Chemicals Group,
Inc. 8,900 62,603
Haseko Corp. 300,500 5,246,601
#Hashimoto Sogyo Holdings
Co., Ltd. 6,400 56,835
Hazama Ando Corp. 227,800 2,610,275
Heiwa Real Estate Co., Ltd. 44,200 653,735
Heiwado Co., Ltd. 42,646 713,244
#Hennge KK 22,800 186,438
#Hibino Corp. 4,600 77,078

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Hiday Hidaka Corp. 31,900 $ 576,995
Hioki EE Corp. 10,432 734,449
Hirano Tecseed Co., Ltd. 6,300 63,781
Hirata Corp. 58,900 1,055,742
Hirogin Holdings, Inc. 540,600 7,484,708
Hirose Electric Co., Ltd. 31,800 5,467,263
#Hirose Tusyo, Inc. 3,400 83,278
Hiroshima Electric Railway
Co., Ltd. 3,200 12,561
#Hiroshima Gas Co., Ltd. 4,200 11,290
HIS Co., Ltd. 87,801 564,110
Hitachi Construction Machinery
Co., Ltd. 127,300 4,312,490
Hitachi, Ltd. 1,442,200 47,706,500
#Hochiki Corp. 56,200 681,212
#Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 3,000 48,648
#Hodogaya Chemical Co., Ltd. 15,700 201,248
Hokkaido Coca-Cola Bottling
Co., Ltd. 1,900 47,791
#Hokkaido Electric Power Co.,
Inc. 218,000 1,404,729
Hokkaido Gas Co., Ltd. 47,500 230,303
Hokkan Holdings, Ltd. 5,959 89,296
Hokko Chemical Industry Co.,
Ltd. 16,100 186,860
Hokuetsu Corp. 57,300 329,999
Hokuhoku Financial Group,
Inc. 178,900 8,391,924
Hokuriku Electric Industry Co.,
Ltd. 2,700 39,697
Hokuriku Electric Power Co. 172,900 1,044,078
Hokuryo Co., Ltd. 2,600 32,952
Hokuto Corp. 36,075 442,257
Honda Motor Co., Ltd. 681,200 6,954,251
Honda Motor Co., Ltd.,
Sponsored ADR 132,390 3,986,263
#H-One Co., Ltd. 24,800 240,641
#Honeys Holdings Co., Ltd. 24,400 219,596
#Hoosiers Holdings Co., Ltd. 47,100 367,097
Horiba, Ltd. 41,700 6,724,117
Hoshizaki Corp. 89,100 3,191,876
Hosokawa Micron Corp. 12,500 394,881
#Hotland Holdings Co., Ltd. 9,500 98,088
House Foods Group, Inc. 88,607 2,155,283
#Howa Machinery, Ltd. 26,000 225,505
Hoya Corp. 99,400 15,403,957
#HPC Systems, Inc. 900 17,862
HS Holdings Co., Ltd.,
Registered 12,201 87,508
Hulic Co., Ltd. 455,700 5,032,805
Human Technologies, Inc. 2,600 27,890
Hyakugo Bank, Ltd. (The) 442,100 5,600,350
Hyakujushi Bank, Ltd. (The) 137,000 2,448,749
#I K K Holdings, Inc. 10,200 51,376
Ibiden Co., Ltd. 220,802 23,089,046
IBJ, Inc. 28,500 147,310
#Ichibanya Co., Ltd. 71,600 419,999
Ichigo, Inc. 212,000 551,220
Shares Value
JAPAN — (Continued)
Ichiken Co., Ltd. 9,000 $ 149,223
#Ichikoh Industries, Ltd. 38,100 126,821
Ichinen Holdings Co., Ltd. 26,500 394,442
#Ichiyoshi Securities Co., Ltd. 26,300 257,343
ID Holdings Corp. 26,800 172,018
#IDEA Consultants, Inc. 2,800 63,043
Idec Corp. 28,100 623,856
Idemitsu Kosan Co., Ltd. 866,945 7,138,106
#IDOM, Inc. 147,100 1,186,223
IHI Corp. 520,600 9,244,757
Iida Group Holdings Co., Ltd. 126,100 1,812,799
#Iino Kaiun Kaisha, Ltd. 158,000 1,473,575
I'll, Inc. 13,301 188,791
Imasen Electric Industrial 14,200 81,691
i-mobile Co., Ltd. 41,800 126,535
#Imuraya Group Co., Ltd. 14,897 222,484
Inaba Denki Sangyo Co., Ltd. 31,000 557,309
Inaba Seisakusho Co., Ltd. 9,400 100,538
Inabata & Co., Ltd. 46,300 1,152,957
#I-NE Co., Ltd. 5,500 43,385
#Infomart Corp. 415,400 1,484,457
INFRONEER Holdings, Inc. 392,000 6,393,619
Innotech Corp. 9,100 193,173
Inpex Corp. 1,067,700 24,321,230
#Insource Co., Ltd. 72,500 343,319
Intage Holdings, Inc. 20,500 246,554
Intelligent Wave, Inc. 10,600 66,572
Internet Initiative Japan, Inc. 156,000 3,432,049
#Inui Global Logistics Co., Ltd. 22,500 267,075
#IPS, Inc. 7,200 157,588
Iriso Electronics Co., Ltd. 27,101 466,364
#ISB Corp. 12,300 182,463
#Ise Chemicals Corp. 11,000 233,506
#Iseki & Co., Ltd. 24,500 284,506
Isetan Mitsukoshi Holdings,
Ltd. 282,300 6,359,618
#Ishihara Chemical Co., Ltd. 3,900 71,056
Ishihara Sangyo Kaisha, Ltd. 65,400 1,218,253
Ishii Hyoki Co., Ltd. 200 1,968
Ishizuka Glass Co., Ltd. 1,900 35,440
Istyle, Inc. 126,600 351,435
Isuzu Motors, Ltd. 570,400 8,606,601
Itfor, Inc. 18,900 204,401
#ITmedia, Inc. 8,300 61,823
Ito En, Ltd. 78,800 1,476,773
ITOCHU Corp. 1,561,850 19,755,477
Itochu Enex Co., Ltd. 73,800 1,005,784
Itoham Yonekyu Holdings, Inc. 36,470 1,123,475
Itoki Corp. 58,900 1,087,555
IwaiCosmo Holdings, Inc. 25,800 679,736
#Iwaki Co., Ltd. 9,800 316,973
Iwatani Corp. 383,600 4,942,411
Iyogin Holdings, Inc. 302,500 6,903,972
Izumi Co., Ltd. 153,300 963,751
J Front Retailing Co., Ltd. 422,100 7,903,854
#J Trust Co., Ltd. 161,700 829,699
JAC Recruitment Co., Ltd. 93,000 550,787
#Jade Group, Inc. 11,400 117,992

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
JANOME Corp. 12,600 $ 103,111
Japan Airlines Co., Ltd. 220,800 4,081,108
Japan Airport Terminal Co.,
Ltd. 104,400 3,715,715
#Japan Animal Referral
Medical Center Co., Ltd. 13,000 80,911
Japan Aviation Electronics
Industry, Ltd. 81,100 1,211,216
Japan Business Systems, Inc. 11,600 116,565
#Japan Cash Machine Co.,
Ltd. 32,900 234,107
#*Japan Communications, Inc. 270,901 193,956
Japan Electronic Materials
Corp. 26,800 1,025,040
Japan Elevator Service
Holdings Co., Ltd. 184,100 1,957,490
Japan Engine Corp. 2,300 134,916
Japan Exchange Group, Inc. 582,400 8,019,545
Japan Eyewear Holdings Co.,
Ltd. 7,900 125,080
#Japan Investment Adviser
Co., Ltd. 65,500 882,795
Japan Lifeline Co., Ltd. 93,960 926,470
Japan Material Co., Ltd. 79,900 1,137,593
#Japan Medical Dynamic
Marketing, Inc. 37,301 201,937
Japan Post Holdings Co., Ltd. 249,600 3,734,007
Japan Post Insurance Co., Ltd. 175,300 1,949,796
Japan Property Management
Center  Co., Ltd. 15,700 179,654
Japan Pulp & Paper Co., Ltd. 102,500 719,061
Japan Securities Finance Co.,
Ltd. 80,500 1,207,310
Japan Steel Works, Ltd. (The) 49,500 2,328,497
#Japan System Techniques
Co., Ltd. 8,100 95,689
Japan Tobacco, Inc. 342,700 15,356,662
#Japan Transcity Corp. 33,000 279,793
Japan Wool Textile Co., Ltd.
(The) 54,500 654,445
JBCC Holdings, Inc. 63,000 639,397
#JCR Pharmaceuticals Co.,
Ltd. 68,700 206,672
JCU Corp. 20,400 757,193
JDC Corp. 72,900 236,247
Jeol, Ltd. 67,700 3,496,292
#JFE Holdings, Inc. 509,801 5,819,207
JFE Systems, Inc. 9,000 108,130
#*JIG-SAW, Inc. 2,100 32,115
#JINS Holdings, Inc. 26,000 1,041,796
JINUSHI Co., Ltd. 19,000 348,676
JK Holdings Co., Ltd. 5,200 45,232
J-Lease Co., Ltd. 17,200 148,100
JM Holdings Co., Ltd. 35,800 307,805
JMS Co., Ltd. 17,545 49,916
J-Oil Mills, Inc. 30,400 398,269
Joshin Corp. 23,100 572,332
Joyful Honda Co., Ltd. 88,600 1,387,218
#JP-Holdings, Inc. 77,200 308,364
Shares Value
JAPAN — (Continued)
JSB Co., Ltd. 8,600 $ 483,944
JSP Corp. 20,100 319,757
JTEKT Corp. 383,500 5,337,328
#Juki Corp. 44,713 147,429
Juroku Financial Group, Inc. 106,600 1,584,020
#Justsystems Corp. 31,601 799,824
JVCKenwood Corp. 295,200 2,102,414
JX Advanced Metals Corp. 56,480 1,346,865
Kadoya Sesame Mills, Inc. 5,700 63,936
Kaga Electronics Co., Ltd. 57,400 1,692,529
Kagome Co., Ltd. 123,300 2,021,121
Kajima Corp. 168,800 5,706,707
Kakaku.com, Inc. 162,800 3,772,850
#Kamakura Shinsho, Ltd. 29,700 99,420
#Kameda Seika Co., Ltd. 51,103 408,246
Kamei Corp. 24,400 596,879
Kamigumi Co., Ltd. 88,800 2,888,335
#Kanaden Corp. 10,700 164,708
Kanadevia Corp. 329,700 2,459,938
#Kanagawa Chuo Kotsu Co.,
Ltd. 9,200 223,608
#Kanamic Network Co., Ltd. 28,900 90,026
Kanamoto Co., Ltd. 50,300 1,655,343
Kandenko Co., Ltd. 126,500 4,264,732
Kaneka Corp. 68,800 2,470,707
Kaneko Seeds Co., Ltd. 8,100 77,223
Kanematsu Corp. 305,000 4,019,736
Kanemi Co., Ltd. 1,500 37,588
#Kanro, Inc. 21,600 149,223
Kansai Electric Power Co., Inc.
(The) 363,200 5,566,900
#Kansai Paint Co., Ltd. 326,100 5,800,064
Kanto Denka Kogyo Co., Ltd. 67,300 1,128,112
Kao Corp. 402,200 8,254,920
#*Kappa Create Co., Ltd. 15,200 155,413
Katitas Co., Ltd. 69,400 1,479,749
Kato Sangyo Co., Ltd. 18,800 752,118
Kato Works Co., Ltd. 11,400 95,295
KAWADA TECHNOLOGIES,
Inc. 71,400 569,944
Kawai Musical Instruments
Manufacturing Co., Ltd. 5,700 124,578
Kawasaki Heavy Industries,
Ltd. 558,000 9,682,864
KDDI Corp. 1,651,800 30,302,451
KeePer Technical Laboratory
Co., Ltd. 12,500 220,364
Keihan Holdings Co., Ltd. 176,105 3,610,028
#Keihanshin Building Co., Ltd. 44,000 317,513
Keikyu Corp. 154,401 1,509,828
Keio Corp. 424,700 2,159,975
Keisei Electric Railway Co.,
Ltd. 273,603 2,198,619
KEIWA, Inc. 16,560 128,549
Keiyo Bank, Ltd. (The) 170,100 2,830,994
Kenko Mayonnaise Co., Ltd. 10,000 128,183
Kewpie Corp. 87,800 2,510,620
Keyence Corp. 16,514 8,416,462
KeyHolder, Inc. 2,600 12,296

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
KH Neochem Co., Ltd. 60,201 $ 1,249,580
#Kibun Foods, Inc. 19,000 129,829
Kikkoman Corp. 154,000 1,593,437
#Kimura Chemical Plants Co.,
Ltd. 25,200 191,819
Kimura Unity Co., Ltd. 8,500 49,487
Kinden Corp. 3,200 142,490
#King Jim Co., Ltd. 9,200 45,819
Kinki Sharyo Co., Ltd. (The) 1,900 27,959
#Kintetsu Department Store
Co., Ltd. 13,748 159,735
Kintetsu Group Holdings Co.,
Ltd. 142,001 3,089,285
*Kioxia Holdings Corp. 12,200 3,562,883
Kirin Holdings Co., Ltd. 563,200 10,445,154
Ki-Star Real Estate Co., Ltd. 26,400 586,943
Kitagawa Corp. 8,900 92,004
#Kita-Nippon Bank, Ltd. (The) 5,873 245,285
Kitoku Shinryo Co., Ltd. 3,000 32,595
Kitz Corp. 124,900 1,725,734
Kiyo Bank, Ltd. (The) 90,400 2,662,748
#KNT-CT Holdings Co., Ltd. 11,700 141,451
KOA Corp. 76,301 1,082,518
Koa Shoji Holdings Co., Ltd. 7,900 38,551
#Koatsu Gas Kogyo Co., Ltd. 21,100 141,926
Kobe Bussan Co., Ltd. 132,300 2,285,805
#Kobe Electric Railway Co.,
Ltd. 3,500 54,096
Kobe Steel, Ltd. 687,600 8,969,353
Kohnan Shoji Co., Ltd. 34,500 908,950
Kohsoku Corp. 4,900 127,405
Koike-ya, Inc. 1,000 29,926
Koito Manufacturing Co., Ltd. 186,100 3,151,632
#Kojima Co., Ltd. 27,400 237,303
Kokusai Electric Corp. 114,900 5,355,866
Kokuyo Co., Ltd. 225,300 1,287,348
Komatsu, Ltd., Class R 451,700 19,841,041
KOMEDA Holdings Co., Ltd. 70,500 1,279,604
Komehyo Holdings Co., Ltd. 11,500 364,735
Komeri Co., Ltd. 32,500 787,879
#*Konaka Co., Ltd. 6,000 8,855
Konami Group Corp. 41,500 5,379,557
Kondotec, Inc. 17,300 166,671
Konica Minolta, Inc. 702,900 2,608,091
Konishi Co., Ltd. 79,100 702,449
Konoike Transport Co., Ltd. 43,100 809,893
#Konoshima Chemical Co.,
Ltd. 10,400 103,722
#Kosaido Holdings Co., Ltd. 172,300 546,469
#Kose Holdings Corp. 56,700 2,024,428
#Koshidaka Holdings Co., Ltd. 98,935 649,936
#Kotobuki Spirits Co., Ltd. 181,400 2,897,159
#Kourakuen Corp. 11,200 79,204
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 4,000 72,903
KPP Group Holdings Co., Ltd. 93,900 654,602
Kraftia Corp. 47,700 2,543,700
#KRS Corp. 17,233 313,760
Shares Value
JAPAN — (Continued)
K's Holdings Corp. 267,900 $ 3,174,083
#KU Holdings Co., Ltd. 16,600 125,836
Kubota Corp., Class R 640,484 11,043,799
Kumagai Gumi Co., Ltd. 142,900 1,284,283
#Kumiai Chemical Industry
Co., Ltd. 157,126 724,324
#Kura Sushi, Inc. 44,800 469,876
Kurabo Industries, Ltd. 12,200 758,549
Kuraray Co., Ltd. 596,900 6,897,761
Kureha Corp. 62,400 1,681,243
#Kurimoto, Ltd. 80,800 768,799
Kurita Water Industries, Ltd. 128,100 7,033,130
Kuriyama Holdings Corp. 10,930 112,990
Kusuri no Aoki Holdings Co.,
Ltd. 71,700 1,810,231
KYB Corp. 50,800 1,442,085
Kyodo Printing Co., Ltd. 16,600 170,874
Kyoei Steel, Ltd. 38,200 465,909
Kyokuto Boeki Kaisha, Ltd. 10,400 116,198
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 56,000 827,910
Kyokuyo Co., Ltd. 11,200 319,347
Kyorin Pharmaceutical Co.,
Ltd. 59,801 428,907
#Kyoritsu Maintenance Co.,
Ltd. 155,001 3,379,893
Kyosan Electric Manufacturing
Co., Ltd. 47,400 259,587
Kyoto Financial Group, Inc. 211,500 5,893,707
Kyowa Kirin Co., Ltd. 92,601 1,485,629
Kyushu Electric Power Co.,
Inc. 399,400 4,462,444
Kyushu Financial Group, Inc. 697,600 6,503,923
Kyushu Railway Co. 119,700 2,703,352
#LA Holdings Co., Ltd. 26,400 454,301
#Lacto Japan Co., Ltd. 11,800 250,488
Lasertec Corp. 30,300 7,214,150
LEC, Inc. 28,600 174,231
Leopalace21 Corp. 270,200 1,148,849
Life Corp. 59,500 965,602
#Lifedrink Co., Inc. 92,400 839,130
#LIKE, Inc. 6,600 63,047
#Link And Motivation, Inc. 78,500 312,077
Lintec Corp. 51,600 2,009,232
Lion Corp. 414,201 4,443,117
#LITALICO, Inc. 32,600 325,744
Lixil Corp. 479,578 5,225,736
#Loadstar Capital KK 16,779 285,261
Look Holdings, Inc. 3,600 58,649
#Luckland Co., Ltd. 10,500 84,079
LY Corp. 1,401,600 3,933,019
M&A Capital Partners Co., Ltd. 13,300 324,512
M3, Inc. 523,371 5,855,773
Mabuchi Motor Co., Ltd. 360,900 3,773,895
Macnica Holdings, Inc. 30,300 627,028
Maeda Kosen Co., Ltd. 71,300 879,915
Maezawa Holdings Co., Ltd. 9,300 104,842
Makino Milling Machine Co.,
Ltd. 23,611 2,064,155

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Makita Corp. 80,800 $ 2,630,155
#Mammy Mart Holdings Corp. 11,500 77,714
#Management Solutions Co.,
Ltd. 15,400 138,501
Mani, Inc. 107,000 1,016,072
#MarkLines Co., Ltd. 15,900 134,110
Marubeni Corp. 214,600 7,009,795
Marubun Corp. 18,281 194,607
Maruchiyo Yamaokaya Corp. 7,400 161,733
Marudai Food Co., Ltd. 20,800 300,063
Marufuji Sheet Piling Co., Ltd. 2,500 14,995
Marui Group Co., Ltd. 243,500 4,538,146
Maruwa Co., Ltd. 5,400 1,883,599
Maruyama Manufacturing Co.,
Inc. 700 11,769
#Maruzen CHI Holdings Co.,
Ltd. 10,000 22,861
Maruzen Showa Unyu Co.,
Ltd. 8,200 397,576
Marvelous, Inc. 38,700 113,749
#Matching Service Japan Co.,
Ltd. 6,400 39,833
Matsuda Sangyo Co., Ltd. 20,900 706,183
Matsui Securities Co., Ltd. 126,100 830,767
MatsukiyoCocokara & Co. 421,500 6,709,322
Matsuoka Corp. 4,500 69,609
#Matsuyafoods Holdings Co.,
Ltd. 12,600 396,458
Max Co., Ltd. 55,600 643,560
Maxell, Ltd. 72,600 943,834
Maxvalu Tokai Co., Ltd. 12,600 259,162
Mazda Motor Corp. 955,601 7,060,855
McDonald's Holdings Co.
Japan, Ltd. 79,000 4,008,918
Mebuki Financial Group, Inc. 722,800 6,795,614
MEC Co., Ltd. 24,200 1,294,922
#Media Do Co., Ltd. 8,099 65,616
#Medical System Network Co.,
Ltd., Class A 22,500 68,394
Medipal Holdings Corp. 195,650 3,542,528
#Medius Holdings Co., Ltd. 13,700 67,026
*Medley, Inc. 14,900 191,742
Megmilk Snow Brand Co., Ltd. 50,600 1,196,477
Meidensha Corp. 64,300 3,884,855
#Meiho Facility Works, Ltd. 9,600 57,217
Meiji Electric Industries Co.,
Ltd. 6,900 95,423
MEIJI Holdings Co., Ltd. 278,934 6,637,657
#Meiji Shipping Group Co.,
Ltd. 19,400 99,178
Meiko Electronics Co., Ltd. 24,200 3,143,074
MEITEC Group Holdings, Inc. 86,800 1,820,224
Meiwa Corp. 37,800 214,135
#Meiwa Estate Co., Ltd. 14,300 75,171
#Members Co., Ltd. 8,100 45,174
Menicon Co., Ltd. 138,925 1,513,800
*Mercari, Inc. 227,301 6,124,172
METAWATER Co., Ltd. 37,900 734,316
Micronics Japan Co., Ltd. 56,600 4,827,307
Shares Value
JAPAN — (Continued)
#Midac Holdings Co., Ltd. 14,801 $ 203,668
#Mie Kotsu Group Holdings,
Inc. 69,400 241,467
Mikuni Corp. 15,470 35,949
Milbon Co., Ltd. 25,900 452,365
#MIMAKI ENGINEERING Co.,
Ltd. 26,000 345,524
MINEBEA MITSUMI, Inc. 293,400 6,821,585
Mipox Corp. 1,500 7,160
#Mirai Industry Co., Ltd. 8,200 175,098
Miraial Co., Ltd. 1,400 13,752
Miraini Holdings Co., Ltd. 24,732 358,806
MIRAIT ONE Corp. 90,500 2,018,879
#Mirarth Holdings, Inc. 180,600 466,174
#Miroku Jyoho Service Co.,
Ltd. 20,000 228,984
MISUMI Group, Inc. 199,200 4,830,342
Mitsuba Corp. 57,100 429,259
Mitsubishi Chemical Group
Corp. 1,214,100 9,058,570
Mitsubishi Corp. 605,000 18,147,150
Mitsubishi Electric Corp. 309,800 11,502,827
Mitsubishi Estate Co., Ltd. 197,061 4,818,078
Mitsubishi Gas Chemical Co.,
Inc. 127,900 3,374,520
Mitsubishi Heavy Industries,
Ltd. 727,700 17,202,467
#Mitsubishi Kakoki Kaisha, Ltd. 41,300 818,348
Mitsubishi Logistics Corp. 534,200 5,378,066
Mitsubishi Materials Corp. 300,300 7,908,041
#Mitsubishi Motors Corp. 1,056,198 2,441,743
#Mitsubishi Paper Mills, Ltd. 41,801 294,819
Mitsubishi Pencil Co., Ltd. 32,800 570,820
Mitsubishi Research Institute,
Inc. 10,500 317,193
Mitsubishi Steel Manufacturing
Co., Ltd. 14,100 193,048
Mitsubishi UFJ Financial
Group, Inc. 2,374,700 53,258,306
Mitsuboshi Belting, Ltd. 18,000 461,799
Mitsui & Co., Ltd. 418,200 12,966,892
Mitsui Chemicals, Inc. 536,000 7,131,518
Mitsui DM Sugar Co., Ltd. 17,000 366,211
Mitsui E&S Co., Ltd. 584,900 17,882,199
Mitsui Fudosan Co., Ltd. 1,038,600 10,175,638
Mitsui High-Tec, Inc. 218,200 1,237,460
Mitsui Kinzoku Co., Ltd. 98,419 19,130,589
#Mitsui Matsushima Holdings
Co., Ltd. 35,900 524,436
#Mitsui-Soko Holdings Co.,
Ltd. 84,900 1,923,280
#Mitsuuroko Group Holdings
Co., Ltd. 29,700 394,694
Miura Co., Ltd. 101,607 2,052,879
#Miyaji Engineering Group,
Inc. 30,900 307,593
Miyazaki Bank, Ltd. (The) 101,200 1,486,618
Miyoshi Oil & Fat Co., Ltd. 7,100 85,392
Mizuho Financial Group, Inc. 481,100 24,676,676

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Mizuho Medy Co., Ltd. 24,700 $ 260,147
Mizuno Corp. 73,500 1,705,652
Mochida Pharmaceutical Co.,
Ltd. 21,078 413,022
Modec, Inc. 41,700 2,704,051
Monex Group, Inc. 310,900 1,376,571
Monogatari Corp. (The) 47,100 1,621,027
MonotaRO Co., Ltd. 178,231 2,242,089
#MORESCO Corp. 2,600 35,352
Morinaga & Co., Ltd. 90,000 1,492,793
Morinaga Milk Industry Co.,
Ltd. 518,400 3,877,622
#Moriroku Co., Ltd. 3,138 49,585
Morita Holdings Corp. 50,600 801,147
Morito Co., Ltd. 11,100 125,692
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 9,400 137,613
Morozoff, Ltd. 3,900 36,740
#Mory Industries, Inc. 11,500 69,336
MOS Food Services, Inc. 21,200 513,274
MrMax Holdings, Ltd. 17,900 88,249
MS&AD Insurance Group
Holdings, Inc. 572,800 17,713,721
MTG Co., Ltd. 8,700 415,808
#MTI, Ltd. 9,800 37,606
#Mugen Estate Co., Ltd. 20,900 254,908
m-up Holdings, Inc. 111,600 553,006
Murata Manufacturing Co., Ltd. 403,400 18,788,597
Musashi Seimitsu Industry
Co., Ltd. 106,300 2,153,038
Musashino Bank, Ltd. (The) 118,400 1,916,262
#NAC Co., Ltd. 21,800 73,385
Nachi-Fujikoshi Corp. 21,600 743,401
Nafco Co., Ltd. 13,100 183,799
#Nagaileben Co., Ltd. 14,200 159,190
Nagano Keiki Co., Ltd. 20,500 485,382
Nagase & Co., Ltd. 564,100 4,031,690
#Nagase Brothers, Inc. 4,400 64,636
Nagoya Railroad Co., Ltd. 158,000 1,880,421
#Nakabayashi Co., Ltd. 16,800 61,091
#Nakakita Seisakusho Co.,
Ltd. 600 19,331
#Nakamoto Packs Co., Ltd. 7,300 86,926
#Nakamuraya Co., Ltd. 4,300 86,689
Nakanishi, Inc. 34,900 665,232
Nakano Corp. 6,100 50,953
Nakayama Steel Works, Ltd. 53,500 220,754
Namura Shipbuilding Co., Ltd. 126,276 3,441,908
NANKAI Co., Ltd. 86,700 1,628,909
Nanto Bank, Ltd. (The) 176,500 1,906,610
Nanyo Corp. 9,900 121,119
#Nareru Group, Inc. 900 13,063
#Natori Co., Ltd. 12,200 151,020
#NCD Co., Ltd. 4,100 64,065
NEC Corp. 348,700 10,380,518
*Net Protections Holdings, Inc. 111,600 308,394
New Art Holdings Co., Ltd. 5,500 46,839
Nexon Co., Ltd. 141,800 2,227,300
Shares Value
JAPAN — (Continued)
Nextage Co., Ltd. 77,900 $ 1,638,970
NexTone, Inc. 10,500 100,302
NGK Corp. 261,400 9,183,681
NH Foods, Ltd. 110,100 4,321,715
NHK Spring Co., Ltd. 264,200 5,990,027
Nicca Chemical Co., Ltd. 3,600 45,355
Nice Corp. 3,921 47,453
Nichias Corp. 264,483 5,579,516
#Nichiban Co., Ltd. 11,900 145,513
Nichicon Corp. 90,400 1,662,940
Nichiden Corp. 19,500 377,814
Nichiha Corp. 27,800 539,501
#Nichimo Co., Ltd. 6,300 94,564
Nichirei Corp. 488,600 6,761,690
Nichireki Group Co., Ltd. 31,600 437,409
Nichirin Co., Ltd. 11,300 292,036
*NIDEC Corp. 269,064 4,378,363
Nifco, Inc. 144,700 4,733,819
#Nihon Dempa Kogyo Co., Ltd. 53,000 854,125
Nihon Denkei Co., Ltd. 1,400 23,256
#Nihon House Holdings Co.,
Ltd. 33,300 64,833
Nihon Kohden Corp. 55,000 549,395
Nihon M&A Center Holdings,
Inc. 483,601 1,936,530
Nihon Nohyaku Co., Ltd. 36,000 243,504
#Nihon Yamamura Glass Co.,
Ltd. 5,000 86,733
Niitaka Co., Ltd. 900 12,916
#Nikkato Corp. 9,800 75,704
Nikkiso Co., Ltd. 109,200 2,571,832
Nikko Co., Ltd. 25,856 159,464
#Nikkon Holdings Co., Ltd. 113,606 3,598,148
Nikon Corp. 351,000 4,208,252
Nintendo Co., Ltd. 183,300 8,840,074
Nippi, Inc. 1,300 99,281
Nippn Corp. 73,700 1,300,193
#Nippon Air Conditioning
Services Co., Ltd. 6,700 66,989
Nippon Aqua Co., Ltd. 19,300 91,273
#Nippon Avionics Co., Ltd. 5,500 183,420
Nippon Carbide Industries Co.,
Inc. 6,300 126,811
Nippon Carbon Co., Ltd. 13,700 407,408
Nippon Care Supply Co., Ltd. 2,000 48,862
#Nippon Chemical Industrial
Co., Ltd. 13,700 510,228
Nippon Chemi-Con Corp. 55,401 1,085,578
#*Nippon Coke & Engineering
Co., Ltd. 396,100 236,329
#Nippon Concrete Industries
Co., Ltd. 37,783 80,917
Nippon Denko Co., Ltd. 218,400 587,064
Nippon Densetsu Kogyo Co.,
Ltd. 25,900 657,158
Nippon Electric Glass Co., Ltd. 131,200 4,386,105
NIPPON EXPRESS
HOLDINGS, Inc. 354,400 11,747,673

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Nippon Fine Chemical Co.,
Ltd. 6,900 $ 111,717
Nippon Gas Co., Ltd. 134,300 2,404,706
Nippon Kayaku Co., Ltd. 165,500 1,997,745
Nippon Kodoshi Corp. 8,800 371,952
Nippon Light Metal Holdings
Co., Ltd. 116,400 1,984,776
Nippon Paint Holdings Co.,
Ltd. 608,800 4,626,459
#Nippon Paper Industries Co.,
Ltd. 237,200 2,049,849
Nippon Parking Development
Co., Ltd. 462,900 715,173
#Nippon Rietec Co., Ltd. 9,300 141,464
Nippon Sanso Holdings Corp. 137,900 5,006,751
Nippon Seiki Co., Ltd. 25,900 396,897
#Nippon Seisen Co., Ltd. 8,400 70,692
Nippon Sharyo, Ltd. 6,074 128,938
#*Nippon Sheet Glass Co.,
Ltd. 211,401 639,945
Nippon Shinyaku Co., Ltd. 75,100 1,603,643
Nippon Shokubai Co., Ltd. 248,300 3,365,247
Nippon Signal Co., Ltd. 48,800 492,521
Nippon Soda Co., Ltd. 35,000 842,989
#Nippon Steel Corp. 1,995,200 8,139,940
#Nippon Thompson Co., Ltd. 61,200 684,933
#Nippon Yakin Kogyo Co., Ltd. 16,700 528,610
Nipro Corp. 320,706 3,273,024
Nireco Corp. 8,100 45,072
Nishimatsu Construction Co.,
Ltd. 30,000 1,001,036
Nishimatsuya Chain Co., Ltd. 51,300 641,471
Nishi-Nippon Financial
Holdings, Inc. 214,800 5,757,679
Nishi-Nippon Railroad Co., Ltd. 36,900 723,516
Nishio Holdings Co., Ltd. 28,500 768,771
Nissan Chemical Corp. 155,846 7,343,775
#*Nissan Motor Co., Ltd. 1,140,996 2,409,187
Nissan Shatai Co., Ltd. 23,000 139,827
Nissan Tokyo Sales Holdings
Co., Ltd. 34,700 118,772
Nissei ASB Machine Co., Ltd. 6,800 387,351
Nissha Co., Ltd. 85,700 715,310
Nisshin Oillio Group, Ltd. (The) 96,900 1,159,940
Nisshin Seifun Group, Inc. 279,070 3,527,262
Nisshinbo Holdings, Inc. 301,300 4,124,248
#Nissin Foods Holdings Co.,
Ltd. 201,100 3,644,365
#Nisso Holdings Co., Ltd. 24,300 95,079
Nissui Corp. 661,900 5,246,147
Niterra Co., Ltd. 126,600 7,485,878
#Nitori Holdings Co., Ltd. 325,100 5,183,020
Nitta Gelatin, Inc. 13,600 110,782
#Nitto Boseki Co., Ltd. 158,000 2,778,458
Nitto Denko Corp. 602,800 12,587,910
#Nitto Fuji Flour Milling Co.,
Ltd. 8,100 93,451
Nitto Kogyo Corp. 34,300 937,070
Nitto Seiko Co., Ltd. 27,922 137,659
Shares Value
JAPAN — (Continued)
#Nittoc Construction Co., Ltd. 13,600 $ 97,628
Nittoku Co., Ltd., Class B 19,401 319,238
Noevir Holdings Co., Ltd. 18,015 562,315
NOF Corp. 208,700 3,654,953
Nojima Corp. 301,900 2,474,357
Nomura Co., Ltd. 50,700 373,185
Nomura Holdings, Inc. 1,036,300 9,892,768
#*Nomura Holdings, Inc.,
Sponsored ADR 464,737 4,498,654
#Nomura Micro Science Co.,
Ltd. 40,100 1,009,898
Nomura Real Estate Holdings,
Inc. 667,200 3,855,073
Nomura Research Institute,
Ltd. 194,900 5,735,917
Noritake Co., Ltd. 55,400 1,182,980
Noritsu Koki Co., Ltd. 35,500 434,316
Noritz Corp. 45,500 678,678
North Pacific Bank, Ltd. 566,100 4,113,536
#NPC, Inc. 8,200 33,784
#NS Solutions Corp. 70,500 1,733,443
NS Tool Co., Ltd. 11,500 69,480
#NS United Kaiun Kaisha, Ltd. 18,400 929,100
NSD Co., Ltd. 77,000 1,369,775
NSK, Ltd. 879,802 6,365,407
NSW, Inc. 11,200 175,711
NTN Corp. 1,163,500 2,857,142
NTT, Inc. 4,453,700 4,262,797
*Nxera Pharma Co., Ltd. 88,700 487,996
Oat Agrio Co., Ltd. 8,900 136,050
#Obara Group, Inc. 7,000 252,787
Obayashi Corp. 297,000 5,901,762
OBIC Co., Ltd. 73,500 2,088,789
Ochi Holdings Co., Ltd. 1,200 10,943
Odakyu Electric Railway Co.,
Ltd. 204,300 2,265,295
#Oenon Holdings, Inc. 49,200 151,408
Ogaki Kyoritsu Bank, Ltd.
(The) 69,200 3,133,503
#Ohba Co., Ltd. 5,200 37,002
Ohsho Food Service Corp. 40,900 775,745
OIE Sangyo Co., Ltd. 6,700 104,482
Oiles Corp. 23,500 421,222
#Oisix, Inc. 18,800 192,339
Oita Bank, Ltd. (The) 76,400 1,230,749
Oji Holdings Corp. 915,400 5,058,056
Okabe Co., Ltd. 41,800 241,782
#Okada Aiyon Corp. 7,600 95,940
Okamoto Industries, Inc. 4,400 165,803
Okamoto Machine Tool Works,
Ltd. 3,900 122,713
Okamura Corp. 53,600 787,715
Okasan Securities Group, Inc. 237,700 1,664,534
Oki Electric Industry Co., Ltd. 193,092 3,334,922
Okinawa Cellular Telephone
Co. 43,000 1,045,125
#Okinawa Electric Power Co.,
Inc. (The) 32,200 213,150
Okinawa Financial Group, Inc. 31,300 1,444,842

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
OKUMA Corp. 106,600 $ 3,310,642
Okumura Corp. 31,000 1,127,273
#Okura Industrial Co., Ltd. 7,500 261,423
Okuwa Co., Ltd. 33,580 170,193
Olympus Corp. 530,100 6,059,237
Omron Corp. 164,548 5,611,529
Onamba Co., Ltd. 1,800 17,850
#One Career, Inc. 5,100 67,904
Ono Pharmaceutical Co., Ltd. 343,200 5,138,570
#Onoken Co., Ltd. 22,400 202,300
Onward Holdings Co., Ltd. 254,400 1,219,075
Ootoya Holdings Co., Ltd. 3,500 188,601
Open House Group Co., Ltd. 86,500 4,622,569
Open Up Group, Inc. 65,400 827,229
Optex Group Co., Ltd. 47,300 1,032,297
*Optim Corp. 17,300 44,656
#Optimus Group Co., Ltd. 37,900 99,972
Oracle Corp. 11,700 652,658
#Organo Corp. 37,800 3,485,031
Oriental Consultants Holdings
Co., Ltd. 800 15,776
Oriental Land Co., Ltd. 313,400 6,233,555
Oriental Shiraishi Corp. 163,800 376,516
#Oro Co., Ltd. 10,000 138,986
Osaka Gas Co., Ltd. 86,100 2,982,204
#Osaka Organic Chemical
Industry, Ltd. 21,200 603,812
#*Osaka Steel Co., Ltd. 15,400 242,376
#OSAKA Titanium
Technologies Co., Ltd. 30,000 534,338
Osaki Electric Co., Ltd. 50,000 470,404
#OSG Corp. 115,700 2,671,146
Otsuka Corp. 121,600 2,500,351
Otsuka Holdings Co., Ltd. 176,700 12,318,229
OUG Holdings, Inc. 2,500 69,713
#Oval Corp. 16,700 76,355
OYO Corp. 20,000 350,447
Pack Corp. (The) 23,600 215,064
PAL GROUP Holdings Co.,
Ltd. 126,700 1,189,615
Pan Pacific International
Holdings Corp. 1,053,300 5,968,204
Panasonic Holdings Corp. 571,500 15,376,392
#Paraca, Inc. 4,278 54,944
Park24 Co., Ltd. 251,600 3,120,804
#Pegasus Co., Ltd. 20,300 66,551
Penta-Ocean Construction
Co., Ltd. 582,900 5,520,573
#People Dreams &
Technologies Group Co., Ltd. 8,700 85,511
Persol Holdings Co., Ltd. 2,407,100 3,988,023
PHC Holdings Corp. 69,900 482,902
#PIA Corp. 6,300 112,567
#Pickles Holdings Co., Ltd. 12,600 91,082
Pigeon Corp. 195,300 2,478,277
PILLAR Corp. 25,800 1,537,711
Pilot Corp. 72,200 822,325
#*PKSHA Technology, Inc. 4,800 84,017
*Plaid, Inc. 9,700 35,212
Shares Value
JAPAN — (Continued)
#Plus Alpha Consulting Co.,
Ltd. 55,900 $ 803,261
Polaris Holdings Co., Ltd. 34,400 42,129
Pole To Win Holdings, Inc. 21,100 44,128
Port, Inc. 8,200 125,659
PR Times Corp. 8,500 111,625
Premium Water Holdings, Inc. 7,200 167,310
Press Kogyo Co., Ltd. 146,000 791,320
Prestige International, Inc. 128,300 572,102
Prima Meat Packers, Ltd. 38,300 597,021
Procrea Holdings, Inc. 30,784 773,346
#Pronexus, Inc. 18,700 139,171
#Pro-Ship, Inc. 14,200 164,987
PS Construction Co., Ltd. 24,670 353,414
Punch Industry Co., Ltd. 13,500 42,562
QB Net Holdings Co., Ltd. 18,487 149,777
#Qol Holdings Co., Ltd. 44,200 581,283
#Quick Co., Ltd. 47,100 229,843
#Raccoon Holdings, Inc. 14,400 58,061
Raito Kogyo Co., Ltd. 50,200 1,190,171
Raiznext Corp. 30,300 553,954
#Rakus Co., Ltd. 219,200 1,459,268
*Rakuten Bank, Ltd. 91,800 3,155,418
*Rakuten Group, Inc. 852,600 4,463,667
#Rasa Corp. 7,500 88,601
#Rasa Industries, Ltd. 58,500 670,881
Recruit Holdings Co., Ltd. 363,174 28,625,114
#Relo Group, Inc. 138,900 1,756,914
#Renaissance, Inc. 5,500 36,822
Renesas Electronics Corp. 489,100 10,572,977
Rengo Co., Ltd. 376,200 3,525,140
#*RENOVA, Inc. 111,100 648,912
#*ReproCELL, Inc. 24,500 19,542
Resol Holdings Co., Ltd. 800 39,542
Resona Holdings, Inc. 954,500 13,137,301
Resonac Holdings Corp. 245,982 21,203,347
Resorttrust, Inc. 221,800 2,492,769
Restar Corp. 24,500 634,715
#Retail Partners Co., Ltd. 33,200 285,867
#Rheon Automatic Machinery
Co., Ltd. 15,700 149,777
Rhythm Co., Ltd. 3,600 87,386
Ricoh Co., Ltd. 801,800 7,953,796
Riken Keiki Co., Ltd. 8,900 195,356
Riken Technos Corp. 37,100 516,336
Riken Vitamin Co., Ltd. 25,100 506,020
#Ringer Hut Co., Ltd. 22,300 327,865
Rinnai Corp. 121,200 2,725,049
Rion Co., Ltd. 4,700 98,295
Riso Kagaku Corp. 19,500 128,592
#Riso Kyoiku Group Corp. 64,249 83,930
RIX Corp. 2,100 47,414
#Rock Field Co., Ltd. 18,900 162,619
Rohto Pharmaceutical Co.,
Ltd. 214,900 3,223,669
#Rokko Butter Co., Ltd. 15,900 106,250
Roland Corp., Registered 18,400 485,929
#Rorze Corp. 218,200 5,466,477

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Round One Corp. 399,881 $ 3,053,888
#Royal Holdings Co., Ltd. 116,000 968,943
Ryobi, Ltd. 42,400 680,637
RYODEN Corp. 13,500 369,666
Ryohin Keikaku Co., Ltd. 410,600 10,771,400
#Ryoyo Ryosan Holdings, Inc. 40,708 750,116
Ryoyu Systems Co., Ltd. 3,400 61,519
S Foods, Inc. 23,501 405,742
S&B Foods, Inc. 6,708 278,052
#Sac's Bar Holdings, Inc. 25,200 122,340
#Sagami Holdings Corp. 22,800 297,127
Saibu Gas Holdings Co., Ltd. 18,800 278,768
Saizeriya Co., Ltd. 65,100 3,221,780
Sakai Chemical Industry Co.,
Ltd. 31,500 795,290
#Sakai Heavy Industries, Ltd. 6,900 94,253
Sakai Moving Service Co., Ltd. 23,580 440,871
Sakata INX Corp. 86,400 1,356,571
Sakata Seed Corp. 36,700 994,571
#Sakura Internet, Inc. 6,500 125,530
Sala Corp. 60,961 438,758
Samco, Inc., Class D 3,200 171,229
#San Holdings, Inc. 22,400 203,988
San ju San Financial Group,
Inc. 134,500 1,613,409
San-A Co., Ltd. 46,500 950,589
San-Ai Obbli Co., Ltd. 69,900 1,020,678
Sangetsu Corp. 68,800 1,337,328
San-In Godo Bank, Ltd. (The) 82,700 1,213,297
*Sanken Electric Co., Ltd. 28,601 1,498,083
#Sanki Engineering Co., Ltd. 132,700 1,924,348
Sanko Gosei, Ltd. 36,200 221,213
Sanko Metal Industrial Co.,
Ltd. 19,223 153,325
Sankyo Co., Ltd. 290,400 3,381,389
Sankyo Frontier Co., Ltd. 8,400 121,549
#Sankyo Tateyama, Inc. 31,500 129,185
Sankyu, Inc. 67,900 4,039,245
#Sanoh Industrial Co., Ltd. 70,500 359,972
Sanoyas Holdings Corp. 11,900 23,617
#Sanrio Co., Ltd. 407,500 3,256,673
Sansan, Inc. 69,800 871,925
Sansei Technologies, Inc. 14,000 206,010
#Sansha Electric
Manufacturing Co., Ltd. 11,500 80,458
Sanshin Electronics Co., Ltd. 5,200 94,937
#Santec Holdings Corp.,
Registered 6,200 672,859
Santen Pharmaceutical Co.,
Ltd. 424,000 5,016,901
Sanwa Holdings Corp. 191,700 4,144,019
Sanyo Chemical Industries,
Ltd. 16,500 504,145
Sanyo Denki Co., Ltd. 30,300 1,046,632
#Sanyo Electric Railway Co.,
Ltd. 12,500 157,246
Sanyo Trading Co., Ltd. 44,484 241,662
#Sapporo Breweries, Ltd. 255,300 3,225,222
Sato Corp. 38,200 587,305
Shares Value
JAPAN — (Continued)
#Sato Shoji Corp. 11,500 $ 234,731
Sawai Group Holdings Co.,
Ltd. 129,800 1,345,485
SBI Holdings, Inc. 548,586 10,466,976
SBS Holdings, Inc. 20,700 579,821
SCREEN Holdings Co., Ltd. 70,402 5,571,143
Scroll Corp. 39,300 419,842
Secom Co., Ltd., Class B 99,100 4,283,286
Seed Co., Ltd. 16,600 55,776
Sega Sammy Holdings, Inc. 200,400 3,459,252
#Seibu Giken Co., Ltd. 10,800 136,607
#Seibu Holdings, Inc. 239,700 5,362,295
Seika Corp. 19,200 317,136
#Seikitokyu Kogyo Co., Ltd. 42,100 397,402
Seiko Electric Co., Ltd. 4,600 59,947
Seiko Epson Corp. 364,800 6,758,738
Seiko Group Corp. 64,200 3,201,432
Seino Holdings Co., Ltd. 145,200 2,401,990
Seiren Co., Ltd. 35,400 707,000
Sekisui Chemical Co., Ltd. 444,700 7,443,087
Sekisui House, Ltd. 338,800 7,421,789
Sekisui Kasei Co., Ltd. 29,600 98,527
SEMITEC Corp. 9,500 118,970
Senko Group Holdings Co.,
Ltd. 227,300 3,148,439
Senshu Electric Co., Ltd. 11,700 447,499
Senshu Ikeda Holdings, Inc. 558,900 3,320,580
Septeni Holdings Co., Ltd. 106,600 344,789
SERAKU Co., Ltd. 6,100 50,991
Seria Co., Ltd. 59,700 1,443,523
#Seven & i Holdings Co., Ltd. 1,089,029 14,424,633
#Seven Bank, Ltd. 1,331,100 2,663,454
SG Holdings Co., Ltd. 415,521 4,127,156
Sharingtechnology, Inc. 40,500 340,838
#*Sharp Corp. 476,244 1,849,642
Shibaura Machine Co., Ltd. 34,000 880,829
Shibaura Mechatronics Corp. 129,500 3,566,384
Shibusawa Logistics Corp. 28,400 324,444
Shibuya Corp. 18,900 521,093
#*SHIFT, Inc. 218,915 1,206,593
Shiga Bank, Ltd. (The) 182,775 2,754,969
#Shikibo, Ltd. 6,604 43,218
Shikoku Bank, Ltd. (The) 50,300 1,051,964
Shikoku Electric Power Co.,
Inc. 148,600 1,554,829
#Shima Seiki Manufacturing,
Ltd. 32,901 191,961
#Shimadaya Corp. 11,400 118,851
Shimadzu Corp. 158,300 4,070,216
Shimamura Co., Ltd. 3,900 82,054
Shimano, Inc. 20,700 2,616,345
Shimizu Bank, Ltd. (The) 5,000 84,189
Shimizu Corp. 334,100 4,992,878
Shimojima Co., Ltd. 10,200 88,211
Shin Maint Holdings Co., Ltd. 4,600 30,132
Shin Nippon Air Technologies
Co., Ltd. 32,900 669,468
#Shin Nippon Biomedical
Laboratories, Ltd. 13,400 107,469

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Shinagawa Refra Co., Ltd. 35,800 $ 462,494
Shindengen Electric
Manufacturing Co., Ltd. 6,200 132,975
Shin-Etsu Chemical Co., Ltd. 531,426 19,357,958
Shin-Etsu Polymer Co., Ltd. 46,600 627,187
Shinko Shoji Co., Ltd. 35,100 343,009
Shinmaywa Industries, Ltd. 110,100 1,364,279
#Shinnihonseiyaku Co., Ltd. 14,900 189,215
Shinobu Foods Products Co.,
Ltd. 5,200 55,911
Shinsho Corp. 6,100 98,726
Shinwa Co., Ltd. 15,200 94,890
#Shinwa Co., Ltd. 10,400 207,379
Shionogi & Co., Ltd. 349,800 6,389,658
Ship Healthcare Holdings, Inc. 119,300 1,918,840
Shiseido Co., Ltd. 237,500 4,704,506
#Shizuki Electric Co., Inc. 18,600 120,904
Shizuoka Financial Group, Inc. 238,300 4,759,265
Shizuoka Gas Co., Ltd. 17,400 137,801
SHO-BOND Holdings Co., Ltd. 155,300 1,289,900
#Shochiku Co., Ltd. 5,800 419,997
#Shoei Co., Ltd. 99,600 1,220,409
#Shoei Foods Corp. 11,600 321,645
Shofu, Inc., Class A 12,500 165,568
Showa Sangyo Co., Ltd. 23,000 512,796
SIGMAXYZ Holdings, Inc. 92,300 346,071
#Siix Corp. 46,101 406,505
Simplex Holdings, Inc. 170,100 1,208,247
#Sinanen Holdings Co., Ltd. 3,300 137,617
Sinfonia Technology Co., Ltd. 36,500 3,055,707
Sinko Industries, Ltd. 66,500 511,201
SK-Electronics Co., Ltd. 8,600 187,420
SKY Perfect JSAT Corp. 223,900 2,955,803
#Skylark Holdings Co., Ltd. 307,200 6,060,073
Skymark Airlines, Inc. 26,800 68,673
#Smaregi, Inc. 1,800 36,062
SMC Corp. 13,200 5,842,902
#SMK Corp. 2,700 51,889
SMS Co., Ltd. 105,800 1,466,482
#Socionext, Inc. 256,800 3,084,503
#Soda Nikka Co., Ltd. 13,100 99,222
SoftBank Corp. 8,859,600 12,430,426
Softcreate Holdings Corp.,
Class B 18,600 244,028
Software Service, Inc. 3,300 228,394
Sojitz Corp. 217,900 7,363,918
Soken Chemical & Engineering
Co., Ltd. 15,300 296,919
Soliton Systems KK 8,700 106,547
Solvvy, Inc. 1,100 10,494
Sompo Holdings, Inc. 335,600 14,992,136
Sony Financial Group, Inc. 6,220,000 6,105,737
#Sony Financial Group, Inc.,
ADR 7,800 37,596
Sony Group Corp. 1,938,900 46,114,707
#Sony Group Corp., ADR 39,000 907,140
Sotetsu Holdings, Inc. 77,300 1,278,260
Space Co., Ltd. 10,700 97,374
SPK Corp., Registered 9,200 80,141
Shares Value
JAPAN — (Continued)
#S-Pool, Inc. 95,600 $ 162,711
Square Enix Holdings Co., Ltd. 196,300 3,408,204
#SRA Holdings 5,600 163,542
#SRE Holdings Corp. 10,400 178,248
#SRS Holdings Co., Ltd. 28,700 258,476
St Marc Holdings Co., Ltd.,
Registered 18,100 291,578
#ST. Corp. 17,300 164,498
Star Mica Holdings Co., Ltd. 41,200 393,564
Startia Holdings, Inc. 4,200 81,244
Starts Corp., Inc. 49,100 1,466,293
Starzen Co., Ltd. 49,130 415,626
#Stella Chemifa Corp. 7,000 227,288
#Step Co., Ltd. 6,100 86,352
STI Foods Holdings, Inc. 10,800 75,832
#Strike Group Co., Ltd. 48,843 405,530
#Studio Alice Co., Ltd. 14,900 185,472
#Subaru Corp. 621,300 10,595,950
Subaru Enterprise Co., Ltd. 2,100 48,073
Sugi Holdings Co., Ltd. 170,708 3,026,053
#Sugimoto & Co., Ltd.,
Registered 16,062 130,635
Sukegawa Electric Co., Ltd. 1,900 51,013
SUMCO Corp. 523,500 11,037,146
Sumida Corp. 72,400 587,476
#Suminoe Co., Ltd. 2,500 18,260
Sumitomo Bakelite Co., Ltd. 30,900 1,263,945
Sumitomo Chemical Co., Ltd. 1,906,800 6,242,831
Sumitomo Corp. 753,600 7,903,985
Sumitomo Electric Industries,
Ltd. 1,478,400 20,278,383
#Sumitomo Forestry Co., Ltd. 579,300 4,902,539
Sumitomo Heavy Industries,
Ltd. 177,900 5,852,349
Sumitomo Mitsui Financial
Group, Inc. 583,200 24,957,920
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 512,662 13,267,693
Sumitomo Mitsui Trust Group,
Inc. 1,449,600 15,058,178
Sumitomo Osaka Cement Co.,
Ltd. 59,800 2,048,730
*Sumitomo Pharma Co., Ltd. 162,100 1,270,534
Sumitomo Realty &
Development Co., Ltd. 313,600 7,096,253
Sumitomo Rubber Industries,
Ltd. 422,700 6,052,793
Sumitomo Seika Chemicals
Co., Ltd. 55,000 422,452
Sun Frontier Fudousan Co.,
Ltd. 20,800 327,627
#Suncall Corp. 62,000 496,467
Sundrug Co., Ltd. 111,100 2,637,513
Suntory Beverage & Food, Ltd. 69,300 2,002,073
Sun-Wa Technos Corp. 8,100 183,391
Suruga Bank, Ltd. 257,300 4,209,556
Suzuden Corp. 1,200 18,691
Suzuken Co., Ltd. 102,100 3,264,507
Suzuki Co., Ltd. 15,900 299,376

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Suzuki Motor Corp. 1,386,200 $ 18,160,548
SWCC Corp. 66,100 4,711,791
#Sysmex Corp. 563,000 5,653,867
#System Research Co., Ltd. 14,500 167,288
System Support Holdings, Inc. 18,100 127,203
#Systems Engineering
Consultants Co., Ltd. 3,600 66,969
Systena Corp. 285,200 752,294
#Syuppin Co., Ltd. 31,000 263,809
T Hasegawa Co., Ltd. 25,700 524,572
T&D Holdings, Inc. 210,500 6,726,481
#T. RAD Co., Ltd. 37,000 344,613
#Tachibana Eletech Co., Ltd.,
Class S 17,000 369,414
Tachi-S Co., Ltd., Class S 40,100 569,673
Tadano, Ltd. 183,700 1,543,668
Taihei Dengyo Kaisha, Ltd. 32,800 498,927
Taiheiyo Cement Corp. 192,800 4,933,065
#Taiho Kogyo Co., Ltd., Class
A 20,300 140,624
Taikisha, Ltd. 33,200 883,040
Taiko Bank, Ltd. (The) 6,600 107,440
Taisei Corp. 50,900 4,176,533
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 4,400 69,914
Taiyo Holdings Co., Ltd. 76,800 2,279,039
Taiyo Yuden Co., Ltd. 206,300 13,248,030
Takamatsu Construction
Group Co., Ltd. 19,800 464,456
#Takamiya Co., Ltd. 37,757 99,832
#Takaoka Toko Co., Ltd. 13,800 605,822
#Takara & Co., Ltd. 12,300 329,081
Takara Holdings, Inc. 118,300 1,552,444
Takara Standard Co., Ltd. 45,400 861,096
Takasago International Corp. 80,600 612,504
Takasago Thermal
Engineering Co., Ltd. 85,600 2,292,344
Takashima & Co., Ltd. 21,400 109,134
#Takashimaya Co., Ltd. 479,100 6,846,865
Take And Give Needs Co., Ltd. 10,400 44,415
#TAKEBISHI Corp. 3,900 59,715
Takeda Pharmaceutical Co.,
Ltd. 503,200 17,422,777
Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 7,000 119,630
#Takeuchi Manufacturing Co.,
Ltd. 76,600 3,584,048
#Taki Chemical Co., Ltd. 4,600 143,439
#Takihyo Co., Ltd. 2,100 32,207
#Tama Home Co., Ltd. 16,000 305,480
Tamagawa Holdings Co., Ltd. 3,200 25,926
Tamron Co., Ltd. 188,100 1,698,777
Tamura Corp. 161,700 822,591
Tanabe Consulting Group Co.,
Ltd. 5,400 25,978
TANABE ENGINEERING
Corp. 3,900 55,845
Tanseisha Co., Ltd. 75,500 658,625
#TASUKI Holdings, Inc. 61,500 428,347
Shares Value
JAPAN — (Continued)
#Tauns Laboratories, Inc. 19,000 $ 56,442
#Tayca Corp. 18,900 263,989
Tazmo Co., Ltd. 12,900 324,475
#TDC Soft, Inc. 34,300 228,774
TDK Corp. 982,100 18,553,348
TechMatrix Corp. 60,400 774,607
Techno Ryowa, Ltd. 3,800 134,363
Techno Smart Corp. 6,300 73,831
Teijin, Ltd. 366,600 3,769,032
Teikoku Corp. 12,100 254,957
#Tekken Corp. 11,900 328,843
#*Ten Allied Co., Ltd. 5,800 10,709
Tenpos Holdings Co., Ltd. 600 14,414
#Tera Probe, Inc. 5,600 360,496
Terasaki Electric Co., Ltd. 3,700 93,996
Terumo Corp. 563,600 8,226,135
#Tess Holdings Co., Ltd. 103,000 438,587
THK Co., Ltd. 145,100 6,105,637
TISI, Inc. 249,900 5,932,624
TKC Corp. 33,800 820,455
#*TKP Corp. 18,500 222,732
TOA Corp. 105,500 1,349,022
#TOA ROAD Corp. 17,900 182,794
Toagosei Co., Ltd. 68,600 773,783
TOBISHIMA HOLDINGS, Inc. 19,800 257,285
Tobu Railway Co., Ltd. 149,540 2,907,683
Tocalo Co., Ltd. 70,900 1,296,215
Tochigi Bank, Ltd. (The) 206,700 1,234,553
Toda Corp. 372,900 3,490,705
Toei Animation Co., Ltd. 87,900 1,621,920
#Toell Co., Ltd. 3,800 20,906
Toenec Corp. 59,600 767,342
Togami Electric Manufacturing
Co., Ltd. 900 30,523
Toho Bank, Ltd. (The) 423,100 2,285,232
Toho Co., Ltd. 38,100 324,230
#Toho Co., Ltd. 319,600 3,054,993
Toho Gas Co., Ltd. 161,580 1,178,679
#Toho Holdings Co., Ltd. 53,000 1,336,109
#*Toho Zinc Co., Ltd. 23,800 131,687
Tohoku Bank, Ltd. (The) 3,100 28,250
Tohoku Electric Power Co.,
Inc. 472,200 3,500,908
Tokai Carbon Co., Ltd. 459,800 4,439,896
Tokai Corp. 11,400 175,412
TOKAI Holdings Corp. 166,970 1,218,522
Tokai Rika Co., Ltd. 53,933 1,075,442
Tokai Tokyo Financial
Holdings, Inc. 435,600 2,194,073
Tokio Marine Holdings, Inc. 626,200 31,910,735
#Tokushu Tokai Paper Co.,
Ltd. 23,800 311,803
#Tokuyama Corp. 150,000 3,572,303
Tokyo Base Co., Ltd. 50,300 120,676
*Tokyo Electric Power Co.
Holdings, Inc. 847,200 2,766,802
#Tokyo Electron Device, Ltd. 27,600 698,559
Tokyo Electron, Ltd. 109,600 38,202,544
Tokyo Energy & Systems, Inc. 36,500 457,095

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Tokyo Gas Co., Ltd. 92,600 $ 3,616,765
#Tokyo Keiki, Inc. 4,500 194,442
Tokyo Kiraboshi Financial
Group, Inc. 325,100 3,477,125
#Tokyo Metro Co., Ltd. 243,700 2,230,760
Tokyo Ohka Kogyo Co., Ltd. 87,000 4,853,095
Tokyo Rope Manufacturing
Co., Ltd. 9,600 117,992
Tokyo Sangyo Co., Ltd. 13,900 72,457
Tokyo Seimitsu Co., Ltd. 62,500 6,735,751
Tokyo Steel Manufacturing
Co., Ltd. 104,100 1,158,519
Tokyo Tatemono Co., Ltd. 254,000 5,403,033
Tokyo Tekko Co., Ltd. 32,700 394,721
Tokyo Theatres Co., Inc. 2,600 26,665
Tokyotokeiba Co., Ltd. 24,000 758,172
Tokyu Construction Co., Ltd. 178,100 1,304,221
Tokyu Corp. 264,000 2,896,580
Tokyu Fudosan Holdings Corp. 930,600 7,811,254
Toli Corp. 51,200 214,800
Tomato Bank, Ltd. 3,000 30,862
#Tomen Devices Corp. 3,300 438,342
Tomoe Engineering Co., Ltd. 16,000 194,643
Tomoku Co., Ltd. 10,300 292,068
TOMONY Holdings, Inc. 380,200 2,380,653
#Tomy Co., Ltd. 157,100 3,578,594
Topre Corp. 53,164 942,578
Topy Industries, Ltd. 15,200 280,469
Toray Industries, Inc. 673,700 4,899,636
Torex Semiconductor, Ltd. 8,784 98,915
#Toridoll Holdings Corp. 69,500 1,896,546
#Torishima Pump
Manufacturing Co., Ltd., Class
A 13,000 225,995
Tosei Corp. 110,500 1,262,361
Toshiba TEC Corp. 50,300 999,840
Tosho Co., Ltd. 17,200 82,962
Tosoh Corp. 264,800 4,507,712
Totech Corp. 22,300 542,007
Totetsu Kogyo Co., Ltd. 33,300 873,151
TOTO, Ltd. 162,900 7,171,795
#Toumei Co., Ltd. 6,000 28,601
Towa Bank, Ltd. (The) 29,800 248,357
Towa Pharmaceutical Co., Ltd. 41,900 1,053,914
#Toyo Kanetsu KK 15,600 239,646
Toyo Logistics Co., Ltd. 1,600 20,248
Toyo Seikan Group Holdings,
Ltd. 81,200 2,076,599
Toyo Suisan Kaisha, Ltd. 56,800 3,697,485
#Toyo Tanso Co., Ltd. 19,300 802,424
Toyo Tire Corp. 205,200 5,515,817
Toyobo Co., Ltd. 195,300 1,864,381
Toyoda Gosei Co., Ltd. 135,700 4,740,232
Toyota Boshoku Corp. 163,201 2,296,447
Toyota Motor Corp. 3,554,005 68,457,424
Toyota Motor Corp.,
Sponsored ADR 11,490 2,171,495
Toyota Tsusho Corp. 366,700 15,480,970
Traders Holdings Co., Ltd. 25,000 195,792
Shares Value
JAPAN — (Continued)
#Transaction Co., Ltd. 42,900 $ 323,316
Transcosmos, Inc. 15,900 379,463
TRE Holdings Corp. 99,900 1,266,122
#Treasure Factory Co., Ltd. 19,400 255,255
Trend Micro, Inc. 93,500 3,723,558
#Tri Chemical Laboratories,
Inc. 52,700 1,074,024
Trusco Nakayama Corp. 48,500 735,610
#*Tsubaki Nakashima Co., Ltd. 68,473 154,384
Tsubakimoto Chain Co. 73,700 1,196,974
#Tsubakimoto Kogyo Co., Ltd. 8,400 151,303
#Tsuburaya Fields Holdings,
Inc. 67,600 1,023,181
Tsugami Corp. 81,600 3,080,019
Tsukada Global Holdings, Inc. 12,500 47,731
Tsukishima Holdings Co., Ltd. 56,800 975,294
Tsukuba Bank, Ltd. 186,200 727,376
Tsumura & Co. 105,600 2,531,482
Tsuruha Holdings, Inc. 317,691 4,836,445
Tsurumi Manufacturing Co.,
Ltd. 15,800 220,987
UACJ Corp. 214,000 3,165,144
UBE Corp. 216,000 4,317,965
#Ubicom Holdings, Inc. 6,700 42,205
Uchida Yoko Co., Ltd. 53,400 718,037
Ueki Corp. 1,800 30,760
ULS Group, Inc. 32,400 114,359
Ultrafabrics Holdings Co., Ltd. 6,600 29,181
UMENOHANA GROUP Co.,
Ltd. 1,500 8,450
Umios Corp. 162,900 1,341,259
#U-Next Holdings Co., Ltd. 91,000 977,868
Unicharm Corp. 451,103 2,851,532
Unipres Corp. 54,500 457,290
UNISOL Holdings Co.rp. 24,100 433,641
United Arrows, Ltd. 46,900 714,877
#United Super Markets
Holdings, Inc. 119,587 617,369
UNITED, Inc. 3,600 11,757
#*Universal Entertainment
Corp. 29,200 122,503
Urbanet Corp. Co., Ltd. 50,400 159,216
User Local, Inc. 5,300 60,448
Ushio, Inc. 134,100 3,188,586
USS Co., Ltd. 319,200 4,044,503
#UT Group Co., Ltd. 1,040,300 1,202,168
Valor Holdings Co., Ltd. 53,700 1,101,149
#Valqua, Ltd. 19,600 798,895
#Value HR Co., Ltd. 14,000 133,471
#ValueCommerce Co., Ltd. 20,701 61,495
Valuence Holdings, Inc. 3,700 42,757
Vector, Inc. 68,300 761,820
Vertex Corp. 35,300 291,312
Vision, Inc. 64,000 415,211
#*Visional, Inc. 33,800 1,849,580
Vital KSK Holdings, Inc. 42,122 443,376
VT Holdings Co., Ltd. 115,100 355,655
#Wacoal Holdings Corp. 55,700 1,539,905
Wacom Co., Ltd. 266,900 1,307,471

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Wakachiku Construction Co.,
Ltd. 6,100 $ 137,918
Wakita & Co., Ltd. 62,000 748,400
Warabeya Nichiyo Holdings
Co., Ltd. 16,100 281,605
#Waseda Academy Co., Ltd. 5,400 84,379
#Washington Hotel Corp. 2,500 33,789
#Watahan & Co., Ltd. 19,900 164,349
#WDB Holdings Co., Ltd. 11,400 129,877
#Wealth Management, Inc. 1,600 10,541
#Weathernews, Inc. 21,800 275,880
Wellneo Sugar Co., Ltd. 12,600 218,804
#West Holdings Corp. 46,900 744,921
West Japan Railway Co. 122,500 2,308,824
#Will Group, Inc., Preference 20,193 137,347
#WingArc1st, Inc. 32,233 645,773
Workman Co., Ltd. 21,500 792,621
World Co., Ltd. 102,900 1,037,240
#World Holdings Co., Ltd. 13,900 231,950
#*W-Scope Corp. 68,300 62,627
Xebio Holdings Co., Ltd. 34,000 234,034
#YAC Holdings Co., Ltd. 16,301 117,427
Yagi & Co., Ltd. 3,900 44,652
Yahagi Construction Co., Ltd. 42,700 511,676
Yakult Honsha Co., Ltd. 213,700 3,783,453
#YAKUODO Holdings Co., Ltd. 21,741 235,809
YAMABIKO Corp. 45,600 1,109,750
#YAMADA Consulting Group
Co., Ltd. 7,062 75,177
Yamada Corp. 400 18,841
Yamada Holdings Co., Ltd. 895,600 4,011,006
Yamae Group Holdings Co.,
Ltd. 20,500 362,299
Yamagata Bank, Ltd. (The) 20,600 483,869
Yamaguchi Financial Group,
Inc. 320,200 5,984,708
Yamaha Corp. 467,300 3,649,474
Yamaha Motor Co., Ltd. 820,100 6,917,220
Yamaichi Electronics Co., Ltd. 35,300 1,902,176
Yamami Co. 2,100 65,615
Yamanashi Chuo Bank, Ltd.
(The) 30,700 1,241,689
#Yamatane Corp. 19,000 251,663
#Yamato Holdings Co., Ltd. 251,300 3,266,229
Yamau Holdings Co., Ltd. 4,700 68,216
#Yamaura Corp. 11,600 109,134
Yamaya Corp. 1,400 18,333
Yamazaki Baking Co., Ltd. 148,400 3,130,637
Yamazen Corp. 73,500 819,821
#Yashima Denki Co., Ltd. 13,800 262,176
Yaskawa Electric Corp. 54,000 1,650,608
Yasunaga Corp. 1,600 9,667
#YE DIGITAL Corp. 14,500 112,467
Yellow Hat, Ltd. 90,700 1,030,468
Yodoko, Ltd. 900 7,829
Yokogawa Bridge Holdings
Corp. 48,700 905,335
Yokogawa Electric Corp. 133,000 4,829,681
Shares Value
JAPAN — (Continued)
Yokohama Financial Group,
Inc. 451,700 $ 5,216,997
Yokohama Rubber Co., Ltd.
(The) 150,300 7,239,131
#Yokorei Co., Ltd. 74,601 999,834
Yokowo Co., Ltd. 12,301 311,726
Yondenko Corp. 26,900 339,069
#Yondoshi Holdings, Inc. 15,700 204,206
#Yonex Co., Ltd. 63,700 1,041,363
#Yorozu Corp. 20,600 116,051
Yoshicon Co., Ltd. 1,700 24,866
#*Yoshimura Food Holdings
KK 14,800 57,443
#Yoshinoya Holdings Co., Ltd. 103,300 2,493,213
#Yossix Holdings Co., Ltd. 6,000 122,280
Yotai Refractories Co., Ltd.,
Registered 300 3,309
Yuasa Co., Ltd. 14,900 543,690
Yuken Kogyo Co., Ltd. 600 11,418
#Yukiguni Factory Co., Ltd. 30,500 223,351
Yurtec Corp. 53,800 808,225
#Yushin Co 15,800 66,286
Zacros Corp. 37,100 315,953
Zenrin Co., Ltd. 51,155 291,396
Zensho Holdings Co., Ltd. 48,500 3,038,084
Zeon Corp. 318,500 4,522,710
ZERIA Pharmaceutical Co.,
Ltd. 32,522 426,886
Zero Co., Ltd. 1,300 29,066
#ZIGExN Co., Ltd. 87,100 230,297
#Zojirushi Corp., Class B 35,000 316,533
ZOZO, Inc. 358,300 2,572,064
#Zuiko Corp. 8,800 50,680
Zuken, Inc. 10,900 330,988
TOTAL JAPAN 3,478,064,143
NETHERLANDS — (3.5%)
#Aalberts NV, Registered 144,572 7,079,312
ABN AMRO Bank NV, Class
CV 458,721 20,583,465
Acomo NV 31,707 868,235
Ω*Adyen NV 4,937 4,981,022
Aegon, Ltd. 206,945 1,961,471
Aegon, Ltd.- NYS 1,597,827 15,083,487
#Akzo Nobel NV 202,586 14,152,933
Allfunds Group PLC 308,946 3,142,246
AMG Critical Materials NV 51,879 1,754,867
APERAM SA 80,861 4,229,352
Arcadis NV 54,590 2,551,281
ArcelorMittal SA 1,808 126,351
ArcelorMittal SA- NYS 212,568 14,909,519
#ASM International NV 23,665 21,814,874
ASML Holding NV- NYS 95,349 155,323,521
ASML Holding NV, Class B 6,418 10,590,457
ASR Nederland NV, Class B 260,417 21,237,251
Ω#*Basic-Fit NV 86,092 3,429,218
#BE Semiconductor Industries
NV 54,461 12,422,359
#Brunel International NV 8,513 73,557

Dimensional International Core Equity 2 ETF
continued
Shares Value
NETHERLANDS — (Continued)
Coca-Cola Europacific
Partners PLC 48,319 $ 5,342,525
Corbion NV 67,507 1,470,296
ΩCTP NV 97,840 1,753,837
#DSM-Firmenich AG 50,076 5,380,080
*Flow Traders, Ltd. 59,005 1,797,679
ForFarmers NV 57,323 387,144
#Fugro NV 134,170 1,313,682
HAL Trust 10,415 1,974,794
Havas NV 56,565 1,207,249
Heineken NV 129,428 11,695,651
IMCD NV 41,013 4,472,429
ING Groep NV 653,727 22,895,300
Kendrion NV 17,987 394,031
Koninklijke Ahold Delhaize NV 521,978 20,635,292
Koninklijke BAM Groep NV 350,708 4,676,645
Koninklijke Heijmans NV 33,176 3,567,045
Koninklijke KPN NV 5,471,347 25,878,971
Koninklijke Philips NV 17,087 447,056
#Koninklijke Philips NV- NYS 388,912 10,228,386
#Koninklijke Vopak NV 95,843 5,401,128
#*Magnum Ice Cream Co. NV
(The) 325,541 6,066,228
#*Magnum Ice Cream Co. NV
(The) 178,393 3,319,894
Nedap NV 6,100 674,464
NN Group NV 335,863 31,532,441
#*Pharming Group NV 656,741 663,579
#PostNL NV 192,995 199,290
#*Prosus NV 159,098 7,315,598
Randstad NV 107,197 4,501,744
SBM Offshore NV 238,508 8,874,588
ΩSignify NV 178,595 3,032,920
#Sligro Food Group NV 25,057 302,708
TKH Group NV 42,616 2,086,794
*TomTom NV 47,877 211,856
Universal Music Group NV 368,033 6,112,359
Van Lanschot Kempen NV 40,192 3,008,099
Wolters Kluwer NV 50,343 3,931,753
TOTAL NETHERLANDS 529,068,313
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 192,252 932,061
#Air New Zealand, Ltd. 2,067,491 504,210
Auckland International Airport,
Ltd. 417,100 2,134,902
Briscoe Group, Ltd. 19,130 51,712
Channel Infrastructure NZ, Ltd. 494,744 991,413
Chorus, Ltd. 387,060 2,144,912
Contact Energy, Ltd. 369,449 1,975,675
EBOS Group, Ltd. 99,777 1,292,295
#*Eroad, Ltd. 41,818 24,574
Fisher & Paykel Healthcare
Corp., Ltd. 94,173 2,251,820
#*Fletcher Building, Ltd. 934,485 2,004,401
Freightways Group, Ltd. 219,805 1,788,986
#Genesis Energy, Ltd. 742,628 1,117,200
#*Gentrack Group, Ltd. 92 195
Shares Value
NEW ZEALAND — (Continued)
Hallenstein Glasson Holdings,
Ltd. 60,265 $ 377,168
#Heartland Group Holdings,
Ltd. 913,585 665,718
Infratil, Ltd. 130,558 1,133,959
#*KMD Brands, Ltd. 38,390 40,834
Mainfreight, Ltd. 33,294 1,353,916
Mercury NZ, Ltd. 94,713 372,910
Meridian Energy, Ltd. 178,375 597,487
Napier Port Holdings, Ltd. 11,379 24,073
NZX, Ltd. 422,618 370,044
*Oceania Healthcare, Ltd. 819,337 363,521
*Pacific Edge, Ltd. 72,261 11,465
Port of Tauranga, Ltd. 77,210 367,517
*Ryman Healthcare, Ltd. 698,072 877,877
Sanford, Ltd. 12,048 47,790
Scales Corp., Ltd. 172,982 660,745
*Serko, Ltd. 26,648 23,176
Skellerup Holdings, Ltd. 237,229 968,885
SKY Network Television, Ltd. 212,691 406,211
#*SKYCITY Entertainment
Group, Ltd. 337,913 123,116
Spark New Zealand, Ltd. 1,633,327 1,842,867
Summerset Group Holdings,
Ltd. 290,335 1,421,228
#Tourism Holdings, Ltd. 49,387 83,004
TOWER, Ltd. 432,380 472,605
Turners Automotive Group,
Ltd. 13,595 65,191
Vector, Ltd. 90,125 262,162
#*Vista Group International,
Ltd. 64,185 93,165
#*Warehouse Group, Ltd.
(The), Registered 110,938 37,812
TOTAL NEW ZEALAND 30,278,802
NORTHERN IRELAND — (0.0%)
#*Aura Consolidated Group,
Inc. 1,375 3,091
TOTAL NORTHERN IRELAND 3,091
NORWAY — (0.9%)
ABG Sundal Collier Holding
ASA 341,330 258,763
AF Gruppen ASA 45,375 906,141
*Akastor ASA 52,210 71,454
#Aker ASA, Class A 7,501 1,007,599
*Aker BioMarine ASA 11,138 129,181
Aker BP ASA 173,932 6,134,440
Aker Solutions ASA 522,636 2,316,655
AKVA Group ASA 16 218
*Archer, Ltd. 95,762 250,406
*ArcticZymes Technologies
ASA 12,834 26,523
Arendals Fossekompani ASA 2,029 39,364
*Atea ASA, Class A 64,935 1,172,147
Austevoll Seafood ASA 122,049 1,093,837
Ω#*AutoStore Holdings, Ltd. 125,905 159,170
#Bakkafrost P/F 39,332 1,876,981
*BEWi ASA 35,626 71,371

Dimensional International Core Equity 2 ETF
continued
Shares Value
NORWAY — (Continued)
*BLUENORD ASA 39,400 $ 2,126,990
Bonheur ASA 31,426 743,883
#Borregaard ASA 64,525 1,074,940
Bouvet ASA 65,955 313,982
#*BW Energy, Ltd. 88,608 484,886
ΩBW LPG, Ltd. 147,381 3,344,129
ΩBW LPG, Ltd. 7,188 162,161
BW Offshore, Ltd. 137,708 677,345
#*Cadeler A/S 167,833 949,394
#*Cadeler A/S, ADR 1,919 43,580
#*Circio Holding ASA 27,667 23,921
*Cloudberry Clean Energy
ASA 230,677 317,649
DNB Bank ASA 180,004 5,788,703
DNO ASA 778,556 1,372,541
DOF Group ASA 195,898 2,571,572
Ω*Elkem ASA 491,677 1,607,092
ΩElmera Group ASA 104,556 503,807
Elopak ASA 128,766 493,520
ΩEntra ASA, Class B 28,274 316,004
Equinor ASA 441,182 17,974,392
Equinor ASA, Sponsored ADR 16,532 679,465
ΩEuropris ASA 181,755 1,634,687
#*FLEX LNG, Ltd. 23,220 724,696
#Frontline PLC 76,599 3,035,143
Gjensidige Forsikring ASA 19,354 575,873
#Grieg Seafood ASA 24,808 78,942
Hafnia, Ltd. 216,834 1,663,258
*Himalaya Shipping, Ltd. 9,502 149,276
*Himalaya Shipping, Ltd. 7,244 113,806
Hoegh Autoliners ASA 202,158 3,591,618
ΩKid ASA 41,123 562,806
Kitron ASA 139,225 1,275,664
ΩKlaveness Combination
Carriers ASA 23,642 250,275
*Kongsberg Automotive ASA 903,833 205,846
Kongsberg Gruppen ASA 46,475 1,451,456
*Kongsberg Maritime A/S 46,475 261,184
Leroy Seafood Group ASA 204,180 893,430
#*LINK Mobility Group Holding
ASA 337,340 907,000
*Magnora ASA 23,638 55,704
Medistim ASA 4,972 118,478
Mowi ASA 95,598 2,042,150
MPC Container Ships ASA 920,711 2,364,830
ΩMulticonsult ASA 17,118 274,344
*Napatech A/S 5,202 21,172
*Nekkar ASA 12,314 19,346
NORBIT ASA 44,822 828,934
Norconsult Norge A/S 58,294 238,789
*Nordic Semiconductor ASA 17,111 286,320
Norsk Hydro ASA 298,152 2,724,305
Ω*Norske Skog ASA 32,933 139,591
*Northern Ocean, Ltd. 24,981 19,755
Norwegian Air Shuttle ASA 173,220 237,889
*NRC Group ASA 71,255 58,151
*Nykode Therapeutics ASA 135,065 48,135
Odfjell Drilling, Ltd. 164,868 1,581,893
Shares Value
NORWAY — (Continued)
Odfjell SE, Class A 27,798 $ 334,132
Odfjell Technology, Ltd. 23,676 145,039
*OKEA ASA 67,557 241,830
ΩOkeanis Eco Tankers Corp. 6,778 410,931
ΩOkeanis Eco Tankers Corp. 9,138 551,295
Orkla ASA 127,312 1,414,846
*Panoro Energy ASA 166,284 488,287
Paratus Energy Services, Ltd. 33,525 168,081
Pareto Bank ASA 31,527 204,436
#*Petronor E&P ASA 90,981 99,766
*Pexip Holding ASA 39,337 332,640
*PhotoCure ASA 14,831 82,879
Ω*poLight ASA 61,721 67,421
Protector Forsikring ASA 33,829 1,752,765
*Reach Subsea ASA 95,173 51,479
Rogaland Sparebank 4,317 68,277
#Salmar ASA 14,921 811,009
#*Salmon Evolution ASA 149,772 63,878
*SATS ASA 159,473 705,372
Ω*Scatec ASA 191,565 1,850,167
Sea1 offshore, Inc. 77,303 218,847
#*SED Energy Holdings PLC,
Class A 184,247 154,442
Selvaag Bolig ASA 49,169 173,415
Solstad Maritime ASA 58,211 173,083
Solstad Offshore ASA 53,507 382,507
SpareBank 1 Helgeland 864 14,319
Sparebank 1 Oestlandet 31,071 637,787
SpareBank 1 Sor-Norge ASA 78,397 1,752,406
Sparebanken More 20,789 244,404
Stolt-Nielsen, Ltd., Class R 30,825 1,033,545
Storebrand ASA 339,452 7,208,371
Subsea 7 SA 204,517 6,865,968
#Telenor ASA 130,548 1,841,729
TGS ASA 242,409 3,256,248
#Var Energi ASA 150,694 749,958
Veidekke ASA 94,756 1,880,293
#Vend Marketplaces ASA,
Class B 37,464 944,085
Wallenius Wilhelmsen ASA,
Class B 175,661 2,735,616
Wilh. Wilhelmsen Holding
ASA, Class A 11,830 957,955
Wilh. Wilhelmsen Holding
ASA, Class B 4,740 356,342
Yara International ASA 73,911 3,481,163
*Zaptec ASA 38,857 185,186
TOTAL NORWAY 130,611,151
PORTUGAL — (0.3%)
#Altri SGPS SA 37,080 202,006
Banco Comercial Portugues
SA, Class R 9,268,537 11,357,064
#Corticeira Amorim SGPS SA 37,059 282,265
CTT-Correios de Portugal SA 51,398 364,278
EDP Renewables SA 324,384 5,019,806
EDP SA 1,714,143 8,815,762
Galp Energia SGPS SA 557,609 12,632,251
Ibersol SGPS SA 17,632 194,953

Dimensional International Core Equity 2 ETF
continued
Shares Value
PORTUGAL — (Continued)
Jeronimo Martins SGPS SA 224,932 $ 4,492,688
#Mota-Engil SGPS SA 159,754 851,384
#Navigator Co. SA (The) 265,564 996,075
NOS SGPS SA 390,462 2,169,857
REN - Redes Energeticas
Nacionais SGPS SA 296,394 1,178,210
Semapa-Sociedade de
Investimento e Gestao 6,014 139,080
#Sonae SGPS SA 1,233,381 2,894,894
TOTAL PORTUGAL 51,590,573
SINGAPORE — (1.3%)
#AEM Holdings, Ltd. 511,400 3,282,393
ASL Marine Holdings, Ltd. 300,800 74,977
Aztech Global, Ltd. 367,700 191,898
Banyan Tree Holdings, Ltd. 600 257
Beng Kuang Marine, Ltd. 143,400 55,291
BRC Asia, Ltd. 59,000 195,778
Centurion Accommodation
REIT 16,760 14,752
Centurion Corp., Ltd. 167,600 203,658
China Aviation Oil Singapore
Corp., Ltd. 319,900 433,577
City Developments, Ltd. 857,600 5,243,932
#ComfortDelGro Corp., Ltd. 2,940,900 3,069,642
#COSCO SHIPPING
International Singapore Co.,
Ltd. 2,214,300 205,251
#CSE Global, Ltd. 1,138,516 1,064,199
DBS Group Holdings, Ltd. 599,816 34,583,565
Delfi, Ltd. 407,300 277,604
DFI Retail Group Holdings,
Ltd. 348,200 1,375,390
Far East Orchard, Ltd. 143,308 118,326
First Resources, Ltd. 915,800 2,418,260
Food Empire Holdings, Ltd. 278,740 527,604
Frasers Property, Ltd. 304,400 246,593
Frencken Group, Ltd. 588,600 1,132,452
#Genting Singapore, Ltd. 5,798,300 2,867,986
#Geo Energy Resources, Ltd. 933,100 359,779
Golden Agri-Resources, Ltd. 9,427,300 2,092,834
GuocoLand, Ltd. 162,500 288,596
Hiap Hoe, Ltd. 300 148
Ho Bee Land, Ltd. 212,800 339,804
Hong Fok Corp., Ltd. 522,400 358,087
Hong Leong Asia, Ltd. 217,300 485,785
Hongkong Land Holdings, Ltd. 592,200 4,808,664
Hotel Grand Central, Ltd. 18,000 10,025
Hour Glass, Ltd. (The) 159,000 341,829
HRnetgroup, Ltd. 144,500 83,292
Hutchison Port Holdings Trust,
Class U 4,858,700 937,729
#iFAST Corp., Ltd. 318,100 2,252,321
#ISDN Holdings, Ltd. 500,142 251,279
Keppel Infrastructure Trust 3,951,025 1,677,293
Keppel, Ltd. 752,400 6,722,253
Koh Brothers Group, Ltd. 33,000 8,097
LHN, Ltd. 241,200 104,273
#Marco Polo Marine, Ltd. 2,457,000 254,542
Shares Value
SINGAPORE — (Continued)
Mermaid Maritime PCL 557,200 $ 44,705
Mewah International, Inc. 700 161
Micro-Mechanics Holdings,
Ltd. 21,900 45,717
Nanofilm Technologies
International, Ltd. 152,700 126,080
#NETLINK NBN TRUST 2,332,700 1,835,198
Oiltek International, Ltd. 62,700 73,259
Olam Group, Ltd. 817,700 891,712
OUE, Ltd. 156,300 121,748
Oversea-Chinese Banking
Corp., Ltd. 647,000 14,680,721
Pan-United Corp., Ltd. 272,800 342,116
#Propnex, Ltd. 212,100 305,644
Q&M Dental Group Singapore,
Ltd. 34,300 14,828
QAF, Ltd. 136,000 103,817
Raffles Medical Group, Ltd. 770,100 527,877
Riverstone Holdings, Ltd. 826,400 540,720
SATS, Ltd. 1,216,918 4,483,582
SBS Transit, Ltd. 61,400 171,698
#Seatrium, Ltd. 3,916,915 6,559,719
#Sembcorp Industries, Ltd. 1,205,000 5,181,181
Sheng Siong Group, Ltd. 995,800 2,590,724
SIA Engineering Co., Ltd.,
Registered 218,100 526,647
Sing Holdings, Ltd. 37,200 12,605
Singapore Airlines, Ltd. 2,110,500 12,658,397
Singapore Exchange, Ltd. 464,900 8,857,652
Singapore Land Group, Ltd. 50,800 130,581
Singapore Technologies
Engineering, Ltd. 748,100 5,873,849
Singapore
Telecommunications, Ltd. 1,873,500 6,479,467
#StarHub, Ltd. 718,600 615,719
Straits Trading Co., Ltd. 182,817 227,845
Tai Sin Electric, Ltd. 24,400 9,978
*Thomson Medical Group, Ltd. 1,052,400 43,447
Tiong Woon Corp. Holding,
Ltd. 150,100 121,595
Tuan Sing Holdings, Ltd. 638,234 151,629
UMS Integration, Ltd. 646,750 1,148,614
United Overseas Bank, Ltd. 457,700 15,472,955
UOB-Kay Hian Holdings, Ltd. 353,598 1,132,020
UOL Group, Ltd. 659,500 5,085,722
Venture Corp., Ltd. 377,200 4,698,106
Vicom, Ltd. 51,000 71,904
#Wee Hur Holdings, Ltd. 897,600 475,439
Wilmar International, Ltd. 958,200 2,933,265
#Wing Tai Holdings, Ltd. 366,000 447,593
Yangzijiang Shipbuilding
Holdings, Ltd. 3,060,400 9,344,733
TOTAL SINGAPORE 194,120,984
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 2,456 183,932
TOTAL SOUTH AFRICA 183,932
SPAIN — (2.9%)
Acciona SA 35,608 9,775,147

Dimensional International Core Equity 2 ETF
continued
Shares Value
SPAIN — (Continued)
Acerinox SA 300,707 $ 6,013,102
ACS Actividades de
Construccion y Servicios SA 156,913 19,913,088
ΩAena SME SA 292,299 8,972,602
*Airtificial Intelligence
Structures SA 94,703 10,035
Almirall SA 64,133 819,043
Amadeus IT Group SA 185,615 11,391,249
Atresmedia Corp. de Medios
de Comunicacion SA 117,966 707,131
#Audax Renovables SA 162,439 224,273
Azkoyen SA 2,242 27,343
Banco Bilbao Vizcaya
Argentaria SA 370,635 10,319,700
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 2,530,001 70,713,528
Banco de Sabadell SA 5,743,971 21,974,002
Banco Santander SA 2,354,521 33,369,372
#Banco Santander SA,
Sponsored ADR 1,008,009 14,212,927
Bankinter SA 897,643 16,452,227
CaixaBank SA 1,688,503 24,410,102
Ω*Cellnex Telecom SA 378,505 11,701,581
CIE Automotive SA 65,731 2,000,328
Construcciones y Auxiliar de
Ferrocarriles SA 26,584 2,092,097
Corp ACCIONA Energias
Renovables SA 73,492 1,834,869
*Deoleo SA 197,031 74,356
*Distribuidora Internacional de
Alimentacion SA 16,033 735,103
Ebro Foods SA 67,490 1,421,005
#*eDreams ODIGEO SA 62,363 390,329
Elecnor SA 27,568 1,084,768
Enagas SA 225,224 4,384,502
#*Ence Energia y Celulosa SA 99,787 295,062
Endesa SA 159,994 7,797,671
Faes Farma SA 203,243 1,066,315
Ferrovial NV 19,581 1,274,723
Ferrovial NV 173,256 11,310,528
Fluidra SA 103,670 2,299,669
ΩGestamp Automocion SA 179,799 606,122
ΩGlobal Dominion Access SA 132,540 431,557
*Grenergy Renovables SA 19,472 2,065,603
Grifols SA 354,053 4,058,890
Grupo Empresarial San Jose
SA 33,813 322,899
Iberdrola SA 556,993 13,233,501
Indra Sistemas SA 161,987 10,586,046
Industria de Diseno Textil SA 263,156 17,088,563
Laboratorio Reig Jofre SA 20 61
Laboratorios Farmaceuticos
Rovi SA 19,792 1,333,282
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 386,794 567,853
Logista Integral SA 79,514 3,384,937
Mapfre SA 1,240,449 6,328,195
Melia Hotels International SA 168,146 2,006,183
Shares Value
SPAIN — (Continued)
Miquel y Costas & Miquel SA 4,611 $ 71,885
Naturgy Energy Group SA 186,803 6,224,259
Ω*Neinor Homes SA 44,011 802,088
*Nueva Expresion Textil SA 129,089 157,732
*Obrascon Huarte Lain SA 677,207 336,597
*Oryzon Genomics SA 36,166 119,839
*Pharma Mar SA 7,798 709,235
Prim SA 8 123
ΩProsegur Cash SA 275,494 212,053
Prosegur Cia de Seguridad SA 48,358 168,028
*Realia Business SA 196 229
Redeia Corp. SA 274,609 4,840,373
Renta 4 Banco SA 12 268
Repsol SA 893,354 27,114,628
Sacyr SA 600,945 3,249,660
*Solaria Energia y Medio
Ambiente SA 136,765 2,646,709
Ω*Talgo SA 25,659 80,447
*Tecnicas Reunidas SA 78,034 2,539,034
Telefonica SA 2,976,812 12,275,089
Telefonica SA, Sponsored
ADR 530,567 2,175,325
#Tubacex SA 55,843 194,999
ΩUnicaja Banco SA 1,591,201 6,089,092
Vidrala SA 27,696 2,791,428
Viscofan SA 59,565 3,933,764
TOTAL SPAIN 437,814,353
SWEDEN — (2.6%)
#AAK AB 113,301 2,439,416
ΩAcadeMedia AB 153,010 1,600,671
AddLife AB, Class B 109,419 1,853,471
AddTech AB, Class B 126,490 4,595,538
#AFRY AB 152,527 1,643,582
Alfa Laval AB 62,940 3,718,342
Ω#Alimak Group AB 78,770 1,053,569
Alleima AB 324,419 3,842,699
Alligo AB, Class B 29,943 435,021
Altra Fastigheter AB 92,138 752,847
ΩAmbea AB, Class B 156,443 2,366,323
*Annehem Fastigheter AB,
Class B 16,835 28,411
Apotea AB 1,833 14,112
AQ Group AB 40,155 862,870
Arjo AB, Class B 253,795 721,480
*Asmodee Group AB, Class B 124,122 1,930,787
#Assa Abloy AB, Class B 159,002 5,885,074
Atlas Copco AB, Class A 590,307 12,443,474
Atlas Copco AB, Class B 195,143 3,597,054
Atrium Ljungberg AB, Class B 173,714 483,449
ΩAttendo AB 243,774 2,795,480
Avanza Bank Holding AB 141,946 5,823,655
Avarda Bank AB 43,804 862,305
#Axfood AB 91,270 2,327,672
Beijer Alma AB, Class B 21,566 673,655
Beijer Ref AB, Class B 90,575 1,272,227
Bergman & Beving AB 27,368 786,041
Betsson AB, Class B 150,771 1,455,557
#*Better Collective A/S 10,190 129,031

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
*BHG Group AB 252,648 $ 511,917
Bilia AB, Class A 94,455 1,523,755
Billerud AB 317,089 2,524,414
ΩBioArctic AB, Class B 29,738 1,013,087
BioGaia AB, Class B 84,146 1,019,631
*BioInvent International AB 19,493 46,893
Bjorn Borg AB 11,816 80,384
Boliden AB 293,042 14,645,957
*Bonava AB, Class B 353,873 372,420
Ω#*BoneSupport Holding AB 23,320 538,267
Ω*Boozt AB 70,480 1,236,725
Ω#Bravida Holding AB 282,887 3,896,368
BTS Group AB, Class B 1,873 36,950
#Bufab AB 117,420 1,656,681
*Bulten AB 18,009 107,223
Byggmax Group AB 89,064 482,663
*Camurus AB 12,579 814,207
*Carasent AB 30,964 79,682
Castellum AB 213,400 2,994,087
Catella AB 27,904 58,645
Catena AB 21,161 874,832
*Cavotec Group AB 84 111
Cellavision AB 5,125 79,078
Clas Ohlson AB, Class B 51,757 2,272,100
Cloetta AB, Class B 319,557 1,917,677
ΩCoor Service Management
Holding AB 172,014 851,776
#Corem Property Group AB,
Class B 193,983 51,485
Corem Property Group AB,
Class D 3,528 84,687
*CTEK AB 57,618 84,917
*Cynca Nordic AB 39,202 66,076
Dios Fastigheter AB 78,244 539,260
Ω#*Dometic Group AB 208,750 520,343
Duni AB 7,992 66,097
Ω*Dustin Group AB 618,642 117,503
#Dynavox Group AB 163,834 1,233,048
Eastnine AB 48,828 240,301
Elanders AB, Class B 12,080 64,579
*Electrolux AB, Class B 947,418 2,757,840
Electrolux Professional AB,
Class B 160,368 796,797
Elekta AB, Class B 533,028 2,703,134
*Eltel AB 25,178 35,101
*Embracer Group AB, Class B 125,564 886,319
*Enad Global 7 AB 36,538 77,940
*Enea AB 18,155 112,279
#Engcon AB, Class B 15,834 109,045
Eolus AB, Class B 19,308 73,468
Ependion AB 17,451 284,996
Epiroc AB, Class A 143,220 3,664,570
#Epiroc AB, Class B 74,758 1,634,646
EQT AB 17,209 583,915
Essity AB, Class A 12,584 366,704
Essity AB, Class B 326,396 9,483,959
Ω*Evolution AB 89,737 6,849,736
Ework Group AB 7,509 46,754
Shares Value
SWEDEN — (Continued)
Fabege AB 134,913 $ 1,056,394
*Fasadgruppen Group AB 2,285 5,066
*Fastighets AB Balder, Class B 182,554 998,115
Fastighets AB Trianon, Class
B 47,624 91,105
*Fastighetsbolaget Emilshus
AB, Class B 18,175 98,877
FastPartner AB, Class A 17,628 78,624
FastPartner AB, Class D 7,919 59,351
Fenix Outdoor International AG 1,042 39,976
Getinge AB, Class B 234,490 5,835,212
Granges AB 115,209 2,164,094
H & M Hennes & Mauritz AB,
Class B 112,981 2,063,028
Hanza AB 20,114 283,367
Heba Fastighets AB, Class B 53,649 137,778
Hexagon AB, Class B 248,586 2,439,478
*Hexatronic Group AB 145,129 576,256
Hexpol AB 254,398 2,365,315
HMS Networks AB 18,726 964,958
#Holmen AB, Class B 61,701 2,089,038
Hufvudstaden AB, Class A 53,339 677,640
Humana AB 59,146 390,587
*Humble Group AB 80,605 47,991
Husqvarna AB, Class A 14,327 57,969
Husqvarna AB, Class B 424,383 1,726,447
Indutrade AB 101,508 2,540,892
Instalco AB 407,047 1,600,028
*International Petroleum Corp. 118,990 2,699,102
Invisio AB 28,003 609,961
Inwido AB 71,990 1,297,933
JM AB 140,650 1,814,886
John Mattson
Fastighetsforetagen AB 23,005 143,962
*Karnell Group AB, Class B 5,046 47,392
*Karnov Group AB, Class B 76,048 559,598
*K-Fast Holding AB, Class B 31,110 38,676
Klarabo Sverige AB, Class B 32,456 49,058
KNOW IT AB 27,201 264,026
Lagercrantz Group AB, Class
B 179,192 4,207,443
#Lifco AB, Class B 50,539 1,716,419
Lime Technologies AB 2,858 66,507
Lindab International AB 89,854 1,168,855
Logistea AB, Class B 156,720 218,817
#Loomis AB, Class B 124,084 6,828,522
*Medcap AB 12,867 739,785
Medicover AB, Class B 60,361 1,426,772
MEKO AB 29,418 236,978
Micro Systemation AB, Class B 8,708 82,151
Midsona AB, Class B 62,651 77,493
*Modern Times Group MTG
AB, Class B 118,209 1,618,249
Momentum Group AB, Class B 30,246 449,568
*Morrow Bank AB 42,968 56,300
ΩMunters Group AB 154,734 2,741,095
#Mycronic AB 141,315 4,648,286
NCAB Group AB 80,447 580,163
NCC AB, Class B 186,830 3,325,339

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
Nederman Holding AB 9,050 $ 121,615
*Neobo Fastigheter AB 70,514 137,406
*Net Insight AB, Class B 32,440 7,515
New Wave Group AB, Class B 115,477 1,143,876
#Nibe Industrier AB, Class B 610,410 2,440,360
Nivika Fastigheter AB, Class B 26,529 103,724
#*Nobia AB 69,818 107,420
Nolato AB, Class B 151,720 776,094
Nordnet AB publ. 59,746 2,285,879
*Norion Bank AB 107,012 657,327
*Note AB 18,727 282,672
NP3 Fastigheter AB 25,891 719,194
*Octave Intelligence PLC 24,858 444,786
OEM International AB, Class B 73,201 1,348,924
*Ovzon AB 68,824 270,534
Peab AB, Class B 225,287 2,224,532
#Platzer Fastigheter Holding
AB, Class B 39,005 300,510
Prevas AB, Class B 1,423 10,501
Proact IT Group AB 35,324 456,916
Ratos AB, Class B 517,086 1,950,184
RaySearch Laboratories AB,
Class B 51,691 970,967
Rejlers AB, Class B 11,289 186,730
*Rottneros AB 8,538 1,861
Rusta AB 84,389 780,643
Rvrc Holding AB 141,806 902,267
Saab AB, Class B 39,268 2,461,042
#Sagax AB, Class B 57,795 1,013,533
*Salix Group AB 22,007 140,023
#*Samhallsbyggnadsbolaget i
Norden AB 819,495 282,013
*Samhallsbyggnadsbolaget i
Norden AB, Class D 129,764 83,517
#Sandvik AB 266,646 9,950,312
Scandi Standard AB 49,575 743,105
ΩScandic Hotels Group AB 274,664 2,437,139
*Sdiptech AB, Class B 56,244 1,425,555
Sectra AB, Class B 101,016 2,829,295
Securitas AB, Class B 269,807 4,327,093
*Sedana Medical AB 62,864 64,577
*Sensys Gatso Group AB 5,987 25,605
Ω*Sinch AB 1,041,106 4,370,681
#*Sivers Semiconductors AB 84,049 270,825
Skandinaviska Enskilda
Banken AB, Class A 459,121 10,746,512
Skandinaviska Enskilda
Banken AB, Class C 2,068 49,207
Skanska AB, Class B 193,151 5,399,725
SKF AB, Class A 5,370 145,508
#SKF AB, Class B 201,056 5,433,149
SkiStar AB 56,681 989,838
*Smartcraft Group AB 18,528 30,569
Softronic AB, Class B 27,497 64,563
Solid Forsakring AB 14,819 165,277
SSAB AB, Class A 151,471 1,589,334
SSAB AB, Class B 463,017 4,855,854
*Stendorren Fastigheter AB,
Class B 11,144 213,068
Shares Value
SWEDEN — (Continued)
Stenhus Fastigheter I Norden
AB 88,352 $ 114,283
*Stillfront Group AB 465,677 323,387
Storskogen Group AB, Class B 2,149,421 2,407,397
Svedbergs Group AB, Class B 25,358 153,105
Svenska Cellulosa AB SCA,
Class A 9,602 108,702
Svenska Cellulosa AB SCA,
Class B 281,027 3,188,802
Svenska Handelsbanken AB,
Class A 256,301 3,913,023
#Svenska Handelsbanken AB,
Class B 6,324 154,322
Sweco AB, Class B 153,773 2,161,526
Swedbank AB, Class A 207,731 8,296,175
*Swedish Logistic Property AB,
Class B 90,977 350,939
*Swedish Orphan Biovitrum
AB, Class A 71,100 3,507,302
Synsam AB 201,082 1,193,002
Systemair AB 85,293 746,537
#Tele2 AB, Class B 430,520 7,452,870
Telefonaktiebolaget LM
Ericsson, Class A 26,046 256,911
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 7,934 77,833
Telefonaktiebolaget LM
Ericsson, Class B 1,424,989 14,013,886
Telia Co. AB 2,102,858 9,738,393
Ω#Thule Group AB 104,627 2,399,621
Trelleborg AB, Class B 85,365 3,781,473
Troax Group AB 12,063 177,784
VBG Group AB, Class B 20,222 692,084
*Vimian Group AB 952 3,393
Vitec Software Group AB,
Class B 622 14,983
#Vitrolife AB 45,258 408,461
Volati AB 22,007 56,632
Volvo AB, Class A 93,457 3,577,620
Volvo AB, Class B 924,162 35,290,589
#*Volvo Car AB, Class B 339,685 717,825
Wallenstam AB, Class B 162,549 705,401
Wihlborgs Fastigheter AB 159,823 1,295,840
XANO Industri AB, Class B 11,836 61,413
TOTAL SWEDEN 391,746,634
SWITZERLAND — (7.2%)
ABB, Ltd., Registered 377,436 37,097,473
Accelleron Industries AG 145,068 13,062,485
Adecco Group AG 228,428 6,352,673
*AEVIS VICTORIA SA 2,264 36,099
Alcon AG 340 23,273
#Alcon AG 221,136 15,245,116
Allreal Holding AG, Registered 23,522 6,149,067
ALSO Holding AG, Registered 4,788 1,141,000
*Amrize, Ltd. 173,692 8,495,276
*Amrize, Ltd. 235,401 11,545,284
*ams-OSRAM AG 151,583 2,988,380
#APG SGA SA 1,749 431,278

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWITZERLAND — (Continued)
#*Arbonia AG 31,701 $ 150,463
*Aryzta AG 41,264 2,703,161
Ascom Holding AG, Registered 25,794 162,916
Autoneum Holding AG 3,806 614,379
*Avolta AG 168,148 10,046,690
Banque Cantonale de Geneve,
Class BR 17,381 698,205
#Banque Cantonale Vaudoise,
Registered 50,870 7,985,279
#Barry Callebaut AG,
Registered 3,408 4,747,316
*Basilea Pharmaceutica Ag
Allschwil, Registered 20,439 1,311,148
Belimo Holding AG, Class R 9,392 9,751,289
Bell Food Group AG 2,595 583,117
Berner Kantonalbank AG,
Registered 5,619 2,677,368
BKW AG 15,470 2,560,327
Bossard Holding AG,
Registered, Class A 6,015 1,680,230
Bucher Industries AG,
Registered 9,197 3,592,178
Burckhardt Compression
Holding AG 5,008 2,989,758
Burkhalter Holding AG 9,559 1,616,305
Bystronic AG 173 29,765
Cembra Money Bank AG 52,642 5,842,966
Cham Swiss Properties AG 8 237
Chocoladefabriken Lindt &
Spruengli AG 40 4,701,811
Chocoladefabriken Lindt &
Spruengli AG, Class PC 431 4,964,984
*Cicor Technologies, Ltd.,
Registered 3,475 504,252
Cie Financiere Richemont SA,
Registered 97,673 23,046,506
Cie Financiere Tradition SA,
Class BR 1,833 670,624
#*Clariant AG, Registered 309,081 3,495,570
#Coltene Holding AG,
Registered 2,606 157,510
Cosmo NV 11,777 873,395
CPH Group AG 119 8,531
Daetwyler Holding AG, Class
BR 9,858 1,674,172
DKSH Holding AG 46,893 3,883,358
dormakaba Holding AG 38,909 2,794,157
*EFG International AG 184,940 3,675,712
Emmi AG, Registered 2,264 2,428,962
EMS-Chemie Holding AG 4,051 4,093,310
Flughafen Zurich AG,
Registered 32,861 9,626,175
Forbo Holding AG, Registered 1,266 1,427,096
*Galderma Group AG 52,975 11,507,764
ΩGalenica AG 77,389 8,221,475
Geberit AG, Registered 26,660 17,537,176
#Georg Fischer AG,
Registered 63,030 4,031,645
Givaudan SA, Registered 2,386 9,525,715
Shares Value
SWITZERLAND — (Continued)
Glarner Kantonalbank 3,636 $ 113,253
Helvetia Baloise Holding AG,
Registered 108,678 29,122,292
Hiag Immobilien Holding AG 4,234 690,795
*Holcim AG 266,134 24,124,921
Huber + Suhner AG,
Registered 23,762 5,562,725
Hypothekarbank Lenzburg AG,
Class R 19 98,164
Implenia AG, Registered 23,286 1,842,042
Inficon Holding AG, Registered 11,279 2,266,813
Interroll Holding AG, Class R 129 215,571
Intershop Holding AG 3,876 824,976
Investis Holding SA 1,886 354,332
Julius Baer Group, Ltd.,
Registered 232,107 20,334,645
Jungfraubahn Holding AG,
Registered 7,044 2,268,045
Kardex Holding AG,
Registered 7,275 2,140,103
Kuehne + Nagel International
AG, Class R 33,468 8,509,199
*Landis+Gyr Group AG 39,942 2,253,696
Lastminute.com NV 2,795 45,084
Liechtensteinische
Landesbank AG 8,675 1,211,637
Logitech International SA,
Class R 310 31,450
#Logitech International SA,
Class R 112,534 11,532,484
Lonza Group AG, Registered 28,583 19,862,014
Luzerner Kantonalbank AG,
Registered 20,166 2,776,704
ΩMedacta Group SA 7,525 1,227,736
ΩMedmix AG 10,431 113,973
Meier Tobler Group AG 1,448 60,494
#*Metall Zug AG, Registered 149 145,676
Mikron Holding AG, Registered 5,804 121,955
Mobilezone Holding AG,
Registered 36,196 639,766
Mobimo Holding AG,
Registered 15,197 6,564,924
Ω*Montana Aerospace AG 42,903 1,283,298
Naturenergie Holding AG 841 32,432
Nestle SA, Registered 920,684 92,187,888
Novartis AG, Class B,
Sponsored ADR 719,088 112,285,591
Novartis AG, Registered 69,348 10,851,563
*Novavest Real Estate AG,
Class B 2,345 115,649
OC Oerlikon Corp. AG
Pfaeffikon 277,322 1,626,467
Partners Group Holding AG 16,659 13,837,029
Phoenix Mecano AG,
Registered 119 62,070
Plazza AG, Registered, Class
A 594 318,640
Ω*PolyPeptide Group AG 6,452 349,296

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWITZERLAND — (Continued)
PSP Swiss Property AG,
Registered 42,190 $ 7,613,547
#*Rieter Holding AG,
Registered 46,751 175,667
Roche Holding AG 213,035 93,108,184
Roche Holding AG, Class BR 8,865 3,929,286
Romande Energie Holding SA,
Registered 4,949 303,406
Sandoz Group AG 329,944 26,818,018
Sandoz Group AG, ADR 50,530 4,117,184
Schindler Holding AG, Class
PC 16,147 5,081,301
Schindler Holding AG,
Registered 10,058 3,076,886
Schweiter Technologies AG,
Registered 910 392,547
Schweizerische Nationalbank,
Registered 16 60,318
Ω*Sensirion Holding AG 3,539 319,322
SFS Group AG 23,870 3,894,494
SGS SA, Registered 139,504 16,515,287
#*Siegfried Holding AG,
Registered 52,927 4,955,467
*SIG Group AG 276,214 5,015,245
Sika AG, Registered 50,192 11,281,646
*Softwareone Holding AG 18,546 202,195
#*Softwareone Holding AG 125,128 1,359,465
Sonova Holding AG 34,654 9,423,249
St. Galler Kantonalbank AG,
Registered 3,793 3,047,339
#Stadler Rail AG 73,659 2,228,753
#Straumann Holding AG,
Class R 44,504 5,494,171
Sulzer AG, Registered 23,523 4,256,557
#*Sunrise Communications AG 90,614 4,780,181
Swatch Group AG (The), Class
BR 44,352 9,884,019
Swatch Group AG (The),
Registered 52,440 2,339,885
#Swiss Life Holding AG,
Registered 16,403 19,357,993
Swiss Prime Site AG,
Registered 101,161 16,479,846
Swiss Re AG, Registered 171,202 28,535,430
#Swisscom AG, Registered 32,085 24,667,042
Swissquote Group Holding SA,
Registered 126,366 6,541,262
Tecan Group AG, Class R 7,968 1,832,822
#Temenos AG, Registered 68,856 5,697,929
TX Group AG 3,877 662,260
UBS Group AG 660,886 34,855,128
UBS Group AG 18,843 991,001
Valiant Holding AG 27,328 5,336,906
ΩVAT Group AG 21,939 16,324,427
Vaudoise Assurances Holding
SA 1,295 1,285,316
#Vetropack Holding AG, Class
A 10,910 255,135
Vontobel Holding AG, Class R 45,767 4,881,889
Shares Value
SWITZERLAND — (Continued)
VP Bank AG, Class A 4,051 $ 479,681
V-ZUG Holding AG 1,869 98,642
Walliser Kantonalbank,
Registered 1,751 350,611
Warteck Invest AG, Registered 142 341,376
#Ypsomed Holding AG,
Registered 4,465 2,125,849
Zehnder Group AG,
Registered 11,332 948,244
Zug Estates Holding AG, Class
B 82 225,005
Zuger Kantonalbank, Class BR 74 955,812
Zurich Insurance Group AG 45,575 34,688,938
TOTAL SWITZERLAND 1,096,757,956
UNITED KINGDOM — (11.4%)
Admiral Group PLC 245,627 12,468,443
ΩAirtel Africa PLC 1,537,809 6,891,457
AJ Bell PLC 201,781 1,595,337
Anglo American PLC 502,564 25,247,233
Antofagasta PLC 257,235 12,652,661
Associated British Foods PLC 208,257 5,849,066
AstraZeneca PLC 48,920 8,316,163
AstraZeneca PLC 291,092 49,380,847
ΩAutotrader Group PLC 653,490 4,606,477
Aviva PLC 1,648,344 15,381,409
B&M European Value Retail
PLC 258,040 772,995
Babcock International Group
PLC 866,303 13,068,925
BAE Systems PLC 956,786 26,962,237
Balfour Beatty PLC 484,851 5,627,712
Barclays PLC 5,722,246 39,173,528
Barclays PLC, Sponsored ADR 262,920 7,230,300
Barratt Redrow PLC,
Registered 908,684 3,586,653
Bellway PLC 174,672 4,673,089
*Berkeley Group Holdings PLC 148,876 7,012,246
BP PLC 2,499,187 18,582,129
BP PLC, Sponsored ADR 1,323,038 59,827,778
ΩBridgepoint Group PLC 66,374 286,369
British American Tobacco PLC 424,049 26,079,344
British American Tobacco
PLC, Sponsored ADR 224,393 13,609,435
BT Group PLC, Registered 8,602,542 23,304,243
Bunzl PLC 211,740 7,984,275
*Burberry Group PLC 495,489 7,918,302
Canal+ SA 857,802 3,036,038
Centrica PLC 7,308,649 15,245,204
*Coca-Cola HBC AG 99,667 6,719,757
Compass Group PLC 715,804 22,698,145
Computacenter PLC 97,242 6,017,101
ΩConvatec Group PLC 1,622,200 4,890,090
Cranswick PLC 58,896 4,240,372
Croda International PLC 111,900 4,826,391
Currys PLC 436 985
DCC Energy PLC 113,355 9,656,257
#Diageo PLC, Sponsored ADR 196,102 17,268,742
Diploma PLC 95,383 9,396,075

Dimensional International Core Equity 2 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Drax Group PLC 735,164 $ 7,296,434
Dunelm Group PLC 84 983
easyJet PLC 325,041 2,755,771
Endeavour Mining PLC 185,321 8,783,719
Endeavour Mining PLC 260,964 12,340,843
Experian PLC 394,755 14,821,640
*Frasers Group PLC 189,417 2,066,029
Fresnillo PLC 270,717 9,016,857
Games Workshop Group PLC 52,081 13,400,828
*Glencore PLC 2,622,374 19,162,796
Grafton Group PLC 279,112 3,627,314
Grainger PLC 392,706 922,205
GSK PLC 1,244,309 32,343,527
GSK PLC, Class B, ADR 34,647 1,790,903
Haleon PLC 3,628,069 17,738,029
Halma PLC 116,781 5,547,679
Harbour Energy PLC 148,970 479,941
Helios Towers PLC 1,107,241 2,917,557
Hikma Pharmaceuticals PLC 196,016 4,181,049
Hill & Smith PLC 88,634 3,399,458
Hiscox, Ltd. 406,288 9,890,927
Hochschild Mining PLC 765,834 4,446,100
Howden Joinery Group PLC 826,207 8,767,081
HSBC Holdings PLC,
Registered 698,739 14,819,571
HSBC Holdings PLC,
Sponsored ADR 682,526 72,634,417
IG Group Holdings PLC 353,221 6,940,069
IMI PLC 343,236 13,561,674
Imperial Brands PLC 506,772 19,266,175
Inchcape PLC 593,798 6,700,485
Informa PLC 832,438 9,923,206
InterContinental Hotels Group
PLC 2,113 339,559
InterContinental Hotels Group
PLC, Sponsored ADR 40,146 6,514,893
International Workplace Group
PLC 1,014,502 2,690,939
Intertek Group PLC 159,432 12,530,049
Investec PLC 774,171 6,761,546
Ithaca Energy PLC 426,640 1,390,593
ITV PLC 4,873,133 4,869,329
J Sainsbury PLC 2,791,121 13,499,608
JD Sports Fashion PLC 3,647,787 4,391,600
JET2 PLC 118,227 2,450,202
Johnson Matthey PLC 244,980 6,567,263
Keller Group PLC 25,733 1,047,217
Kingfisher PLC 2,850,599 11,838,495
Legal & General Group PLC 3,124,061 12,629,433
Lion Finance Group PLC 65,889 10,294,602
Lloyds Banking Group PLC 4,061,137 6,268,671
Lloyds Banking Group PLC,
Sponsored ADR 4,257,796 26,270,601
London Stock Exchange
Group PLC, Registered 116,352 13,149,649
Man Group PLC 1,098,614 4,467,906
Marks & Spencer Group PLC 3,280,762 17,885,513
Melrose Industries PLC 1,199,226 7,331,759
Mitie Group PLC 1,494,311 4,162,706
Shares Value
UNITED KINGDOM — (Continued)
Mondi PLC 428,081 $ 5,139,875
Morgan Sindall Group PLC 45,268 2,698,730
National Grid PLC 116,200 1,860,876
National Grid PLC, Sponsored
ADR 130,360 10,424,889
NatWest Group PLC 1,020,056 9,688,802
NatWest Group PLC, Class
S, ADR 1,212,469 22,964,163
Next PLC 68,174 13,619,570
Ninety One PLC 379,116 1,082,635
OSB Group PLC 545,154 4,082,713
#Pan African Resources PLC 3,869,334 4,798,395
Pearson PLC 186,176 3,149,368
#Pearson PLC, Sponsored
ADR 236,150 4,000,381
Pennon Group PLC 416,823 2,597,150
Persimmon PLC 492,892 7,342,836
Plus500, Ltd. 119,960 6,312,155
Premier Foods PLC 355,616 929,862
Prudential PLC 375,553 5,640,270
#Prudential PLC, Sponsored
ADR 501,611 15,178,749
QinetiQ Group PLC 748,609 5,097,650
Reckitt Benckiser Group PLC 324,853 22,907,759
RELX PLC 15,125 530,641
RELX PLC, Sponsored ADR 350,007 12,397,248
Rentokil Initial PLC 933,082 4,329,637
#Rentokil Initial PLC, ADR 2,223 51,929
Rightmove PLC 946,236 5,916,204
Rio Tinto PLC 517,602 49,971,426
Rio Tinto PLC, Sponsored
ADR 33,249 3,220,166
Rolls-Royce Holdings PLC 3,368,930 66,546,206
Rotork PLC 846,432 5,538,236
RS GROUP PLC 471,827 4,454,253
Sage Group PLC (The) 628,757 8,234,730
Serco Group PLC 1,996,888 6,492,546
Severn Trent PLC 198,991 8,081,968
#Shell PLC, ADR 1,586,528 145,928,845
Smith & Nephew PLC 54,550 850,463
#Smith & Nephew PLC,
Sponsored ADR 297,661 9,394,181
Smiths Group PLC 118,758 4,222,407
Softcat PLC 187,532 4,870,764
Spirax Group PLC 42,163 3,940,653
SSE PLC 725,896 22,917,479
St. James's Place PLC 694,574 9,847,307
Standard Chartered PLC 1,211,775 35,680,730
Standard Life PLC 543,020 6,745,000
Sunbelt Rentals Holdings, Inc. 256,543 18,270,248
Taylor Wimpey PLC 5,122,072 5,376,563
TBC Bank Group PLC 49,642 3,214,692
Tesco PLC 5,675,787 37,388,945
TP ICAP Group PLC 1,374,110 6,335,389
Unilever PLC, ADR 389,305 24,685,830
United Utilities Group PLC 525,764 9,785,375
Vodafone Group PLC 10,234,756 16,231,980
Vodafone Group PLC,
Sponsored ADR 3,281 51,774

Dimensional International Core Equity 2 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Weir Group PLC (The) 130,717 $ 4,637,051
Whitbread PLC 250,350 8,456,404
*Wise Group PLC, Class A 145,332 1,732,061
WPP PLC 7,781 31,278
TOTAL UNITED KINGDOM 1,724,856,647
UNITED STATES — (0.2%)
Coeur Mining, Inc. 33,213 494,105
Coeur Mining, Inc. 630,674 9,403,349
#International Paper Co. 215,266 8,850,159
*James Hardie Industries PLC 92,529 2,418,197
#*Keel Infrastructure Corp. 289,432 1,149,045
Ovintiv, Inc. 46,064 2,872,823
Sunococorp LLC 197 15,059
TOTAL UNITED STATES 25,202,737
TOTAL COMMON STOCKS 14,704,749,571
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
#Dr. Ing. h.c. F. Porsche AG
2.380% 84,878 4,144,535
Draegerwerk AG & Co. KGaA
2.070% 9,215 1,159,893
Einhell Germany AG, Class P
2.690% 6,752 549,233
FUCHS SE 3.060% 109,400 5,054,943
Henkel AG & Co. KGaA
2.740% 84,300 7,334,483
Jungheinrich AG 1.190% 20,106 563,056
Shares Value
GERMANY — (Continued)
Porsche Automobil Holding SE
5.250% 191,181 $ 6,330,540
#Sartorius AG 0.340% 7,640 1,916,263
Sixt SE, Class A 5.380% 21,940 1,509,535
Volkswagen AG, Class A
7.050% 223,191 19,172,111
TOTAL GERMANY 47,734,592
TOTAL PREFERRED
STOCKS 47,734,592
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Starpharma Holdings, Ltd.
08/11/26 5,483 693
TOTAL AUSTRALIA 693
CANADA — (0.0%)
*Constellation Software, Inc.
03/31/40 2,081 –
TOTAL CANADA –
GERMANY — (0.0%)
*CENIT AG 08/17/26 4,220 680
TOTAL GERMANY 680
TOTAL RIGHTS/WARRANTS 1,373
TOTAL INVESTMENT SECURITIES — (97.2%)
(Cost $9,848,430,042) 14,752,485,536
SECURITIES LENDING COLLATERAL — (2.8%)
@§The DFA Short Term
Investment Fund 36,644,092 423,862,212
TOTAL INVESTMENTS — ( 100.0% )
(Cost $10,272,292,254) $ 15,176,347,748
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $265,653,950 which represented 1.8% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment

Dimensional International Core Equity 2 ETF
continued
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 850,378,720 $ 37,283 $ 296,033 $ 850,712,036
Austria ....................... 105,637,334 — — 105,637,334
Belgium ...................... 171,351,667 — — 171,351,667
Canada ...................... 1,809,481,898 — — 1,809,481,898
Denmark ..................... 250,248,479 — — 250,248,479
Finland ....................... 237,374,342 — — 237,374,342
France ....................... 1,038,930,892 — — 1,038,930,892
Germany ..................... 1,125,303,135 — — 1,125,303,135
Hong Kong .................... 218,115,528 1,419,849 — 219,535,377
Ireland ....................... 86,616,835 — — 86,616,835
Israel ........................ 203,030,841 — — 203,030,841
Italy ......................... 516,227,419 — — 516,227,419
Japan ........................ 3,478,064,143 — — 3,478,064,143
Netherlands ................... 529,068,313 — — 529,068,313
New Zealand .................. 30,278,802 — — 30,278,802
Northern Ireland ................ 3,091 — — 3,091
Norway ....................... 130,611,151 — — 130,611,151
Portugal ...................... 51,590,573 — — 51,590,573
Singapore ..................... 194,120,984 — — 194,120,984
South Africa ................... 183,932 — — 183,932
Spain ........................ 437,814,353 — — 437,814,353
Sweden ...................... 391,746,634 — — 391,746,634
Switzerland .................... 1,096,757,956 — — 1,096,757,956
United Kingdom ................ 1,724,856,647 — — 1,724,856,647
United States .................. 25,202,737 — — 25,202,737
Preferred Stocks
Germany ..................... 47,734,592 — — 47,734,592
Rights/Warrants
Australia ...................... — 693 — 693
Canada ...................... — — — —
Germany ..................... — 680 — 680
Securities Lending Collateral ........ — 423,862,212 — 423,862,212
Total Investments .................
$14,750,730,998 $425,320,717 $296,033> $15,176,347,748
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional International Small Cap Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (96.8%)
AUSTRALIA — (6.0%)
*29Metals, Ltd. 2,921,453 $ 533,490
Acrow, Ltd. 2,832 1,750
#Adairs, Ltd., Class B 959,327 963,511
*Aeris Resources, Ltd. 127,168 36,173
*AIC Mines, Ltd. 927,240 475,411
#*Alkane Resources, Ltd. 2,137,276 1,996,486
*Alkane Resources, Ltd. 342,405 314,861
*AMA Group, Ltd. 20,434 6,387
#Amotiv, Ltd. 883,073 4,353,994
AMP, Ltd. 10,279,702 15,522,907
*Amplitude Energy, Ltd. 1,047,882 1,115,011
#Ansell, Ltd. 556,252 12,810,529
*Appen, Ltd. 150,553 126,361
ARB Corp., Ltd. 42,158 586,272
#AUB Group, Ltd. 17,652 345,405
*Aurelia Metals, Ltd. 5,910,112 1,307,556
Aurizon Holdings, Ltd. 3,343,577 9,839,645
*Austal, Ltd. 1,144,739 2,902,470
*Australian Agricultural Co.,
Ltd. 606,791 579,605
Autosports Group, Ltd. 124 139
Bank of Queensland, Ltd. 3,360,956 15,674,185
#Bapcor, Ltd. 1,098,484 339,469
*BCI Minerals, Ltd. 67,030 20,244
#Beach Energy, Ltd. 6,731,408 4,302,307
Beacon Minerals, Ltd. 569 995
Bega Cheese, Ltd. 996,517 4,262,418
Bell Financial Group, Ltd. 16,358 18,382
Bendigo & Adelaide Bank, Ltd. 311,359 2,506,110
#*Black Cat Syndicate, Ltd. 14,082 8,852
Capral, Ltd. 112 934
Cedar Woods Properties, Ltd. 351,397 1,730,096
Challenger, Ltd. 1,520,778 10,478,253
Champion Iron, Ltd. 1,172,354 2,807,807
Civmec Australia, Ltd.,
Registered 19,400 23,272
Cleanaway Waste
Management, Ltd. 4,261,416 7,003,641
ClearView Wealth, Ltd. 39,845 18,190
#Clinuvel Pharmaceuticals,
Ltd. 4,630 29,462
#*<Corporate Travel
Management, Ltd. 266,624 563,663
Downer EDI, Ltd. 1,611,205 8,804,090
Dyno Nobel, Ltd. 4,143,606 11,000,801
#Elders, Ltd. 1,196,496 4,731,226
*Emeco Holdings, Ltd. 1,473,289 1,003,723
#Endeavour Group, Ltd. 554,104 1,354,330
EQT Holdings, Ltd. 48,059 568,760
Eureka Group Holdings, Ltd. 12,791 6,693
#Euroz Hartleys Group, Ltd. 10,896 10,178
#EVT, Ltd. 56,220 507,792
Fenix Resources, Ltd. 7,112 1,349
Finbar Group, Ltd. 7,066 3,350
Shares Value
AUSTRALIA — (Continued)
FleetPartners Group, Ltd. 912,084 $ 1,812,906
#Fleetwood, Ltd. 438,374 726,626
#Flight Centre Travel Group,
Ltd. 370,637 3,436,187
*Forrestania Resources, Ltd.,
Class A 172 40
G8 Education, Ltd. 1,291,168 136,028
GrainCorp, Ltd., Class A 1,409,892 5,535,435
GWA Group, Ltd. 326,094 547,387
Harvey Norman Holdings, Ltd. 175,950 608,007
#*Healius, Ltd. 2,630,003 692,694
Helia Group, Ltd. 1,563,388 5,512,195
#IDP Education, Ltd. 120,046 194,766
*IGO, Ltd. 608,015 2,933,763
Iluka Resources, Ltd. 2,331,636 9,907,639
#Integral Diagnostics, Ltd. 1,355,869 1,999,821
#IPH, Ltd. 1,624,309 4,745,872
IVE Group, Ltd. 117,116 230,318
*Judo Capital Holdings, Ltd. 4,688,060 3,193,883
Jupiter Mines, Ltd. 5,185,670 965,172
#Karoon Energy, Ltd. 4,139,624 5,058,995
Kelsian Group, Ltd. 474,078 1,475,053
#L1 Group, Ltd. 233,880 169,194
Lendlease Corp., Ltd. 387,058 823,707
#*Lifestyle Communities, Ltd. 26,715 95,505
#Lindsay Australia, Ltd. 985 470
Maas Group Holdings, Ltd. 151,473 527,680
Macmahon Holdings, Ltd. 2,097,430 1,362,647
#Magellan Financial Group,
Ltd. 1,007,939 6,760,700
Maxiparts, Ltd. 296 326
Metcash, Ltd. 2,342,128 5,000,786
#*Michael Hill International,
Ltd., Class B 68,491 16,837
#Monash IVF Group, Ltd. 874,466 429,927
MyState, Ltd. 680,068 2,330,914
#New Hope Corp., Ltd. 2,741,356 9,992,792
#*Nickel Industries, Ltd. 7,471,960 4,277,069
#Nine Entertainment Co.
Holdings, Ltd. 3,616,384 2,438,372
#*Nufarm, Ltd. 636,942 1,342,070
#*Nuix, Ltd. 418,223 375,986
oOh!media, Ltd. 2,249,492 2,448,895
Orora, Ltd. 6,211,336 6,369,303
*Pantoro Gold, Ltd. 414,184 593,441
Peet, Ltd. 193,189 241,522
Perenti, Ltd. 4,184,030 6,229,952
Perpetual, Ltd. 335,234 4,464,167
Perseus Mining, Ltd. 342,851 1,167,888
*PEXA Group, Ltd. 198,978 1,036,962
Premier Investments, Ltd. 61,508 591,411
Propel Funeral Partners, Ltd. 41,699 94,305
Ramelius Resources, Ltd. 219,394 469,979
Regal Partners, Ltd. 97,941 190,545
Reliance Worldwide Corp., Ltd. 4,542,022 11,229,126

Dimensional International Small Cap Value ETF
continued
Shares Value
AUSTRALIA — (Continued)
*Resolute Mining, Ltd. 1,545,680 $ 1,009,617
#Ricegrowers, Ltd. 5,484 54,193
#Ridley Corp., Ltd. 268,614 539,571
#SEEK, Ltd. 45,303 467,415
#Select Harvests, Ltd. 573,307 1,687,157
Shaver Shop Group, Ltd. 266,930 270,906
Sims, Ltd. 516,177 9,277,330
Stanmore Resources, Ltd. 1,305,115 2,117,458
Steadfast Group, Ltd. 318,706 1,143,840
#*Strike Energy, Ltd. 1,778,377 123,655
Super Retail Group, Ltd. 52,714 492,786
Tabcorp Holdings, Ltd. 8,690,971 5,463,179
*<Ten Sixty Four, Ltd. 1,572 121
#*Tuas, Ltd. 122,767 186,247
#*Tyro Payments, Ltd. 465,855 276,479
Vault Minerals, Ltd. 1 3
ΩViva Energy Group, Ltd. 1,878,006 3,759,204
#Washington H Soul Pattinson
& Co., Ltd. 83,238 2,702,711
*WEB Travel Group, Ltd. 758,824 1,822,725
#Webjet Group, Ltd. 57,954 16,485
#*West African Resources,
Ltd. 1,148,054 2,289,996
Westgold Resources, Ltd. 10,386 34,504
Whitehaven Coal, Ltd. 2,953,471 14,479,121
*<Wiluna Mining Corp., Ltd. 504 14
Worley, Ltd. 253,741 1,883,734
TOTAL AUSTRALIA 302,482,251
AUSTRIA — (1.1%)
Agrana Beteiligungs AG 7,879 103,343
EVN AG 39,551 1,333,308
Mayr Melnhof Karton AG 12,917 1,235,003
Palfinger AG 5,562 187,821
Porr AG 26,553 1,147,173
#SBO AG 29,119 983,308
Strabag SE, Class BR 1 48
Telekom Austria AG, Class A 174,709 2,038,255
UNIQA Insurance Group AG 290,415 6,014,463
Vienna Insurance Group AG
Wiener Versicherung Gruppe 116,432 9,497,818
voestalpine AG 475,406 24,603,074
#Wienerberger AG 372,752 9,117,767
Zumtobel Group AG 480 2,226
TOTAL AUSTRIA 56,263,607
BELGIUM — (1.7%)
Ackermans & van Haaren NV 32,293 10,002,043
Ageas SA/NV, Class B 102,607 8,488,113
#Azelis Group NV 266,538 3,468,383
Barco NV 81,793 740,621
Bekaert SA 190,087 8,715,374
*bpost SA 307,771 531,867
Cie d'Entreprises CFE 93 1,268
CMB. Tech NV 173,775 2,821,677
CMB. Tech NV 17,138 276,950
Colruyt Group NV 67,845 3,047,424
Deceuninck NV 30,657 77,246
Econocom Group SA/NV 76,781 127,210
#*Ontex Group NV 235,460 627,153
Shares Value
BELGIUM — (Continued)
Proximus SADP 997,871 $ 7,376,542
Recticel SA 21,443 305,923
Sipef NV 8,633 900,895
#Syensqo SA 389,810 34,466,891
#Tessenderlo Group SA 60,954 1,497,288
#VGP NV 28,640 2,781,127
Viohalco SA 67 1,363
TOTAL BELGIUM 86,255,358
CANADA — (12.3%)
*ACT Energy Technologies,
Ltd. 10,100 43,054
#ADENTRA, Inc. 67,677 1,674,980
ADF Group, Inc. 4,920 54,782
#*Advantage Energy, Ltd. 1,005,217 7,882,088
Aecon Group, Inc. 113,545 3,660,862
Ag Growth International, Inc. 671 6,424
AGF Management, Ltd., Class
B 276,758 4,458,588
#*Aimia, Inc. 24,159 44,259
*Air Canada 643,770 11,642,332
*AKITA Drilling, Ltd. 50,019 125,863
Algoma Central Corp. 44 721
AltaGas, Ltd. 260,138 10,343,585
#*Andean Precious Metals
Corp. 64,112 254,556
ARC Resources, Ltd. 677,822 16,200,857
*Athabasca Oil Corp. 1,029,721 7,604,455
#*ATS Corp. 37,035 1,008,833
*ATS Corp. 35,592 970,449
*AutoCanada, Inc. 19,175 318,478
B2Gold Corp. 5,969,882 22,387,058
B2Gold Corp. 110,492 413,503
*Bausch Health Cos., Inc. 214,485 1,477,802
Baytex Energy Corp. 4,054,484 18,468,227
Birchcliff Energy, Ltd. 1,786,087 8,135,649
Boralex, Inc., Class A 232,187 6,137,145
BOYD GROUP SERVICES,
Inc. 432 44,624
BOYD GROUP SERVICES,
Inc. 2,083 215,757
*CAE, Inc. 28,820 744,132
*CAE, Inc. 7,224 186,207
*Calfrac Well Services, Ltd. 280 1,255
#Calian Group, Ltd. 9,564 534,632
Canaccord Genuity Group, Inc. 67,338 691,212
*Canada Goose Holdings, Inc. 80,651 720,213
Canadian Tire Corp., Ltd.,
Class A 148,396 21,642,957
*Capstone Copper Corp. 2,276,334 21,597,466
Cardinal Energy, Ltd. 776,338 6,369,641
Cascades, Inc. 510,227 4,899,139
Centerra Gold, Inc. 1,552,474 26,670,438
Cogeco Communications, Inc. 78,280 3,297,821
Cogeco, Inc. 19,013 789,334
Definity Financial Corp. 5,488 313,080
Dexterra Group, Inc. 1,396 15,504
Doman Building Materials
Group, Ltd. 252,515 2,025,016

Dimensional International Small Cap Value ETF
continued
Shares Value
CANADA — (Continued)
DPM Metals, Inc. 88,873 $ 3,121,974
DREAM Unlimited Corp.,
Class A 78,780 1,111,911
Dynacor Group, Inc. 2,584 11,383
E-L Financial Corp., Ltd. 61,969 746,535
#Eldorado Gold Corp. 918,802 27,738,632
Eldorado Gold Corp., Class B 25,448 767,513
Empire Co., Ltd., Class A 327,506 11,978,710
Enerflex, Ltd. 75,924 1,689,665
Enerflex, Ltd. 329,013 7,330,410
Enghouse Systems, Ltd. 66,809 818,176
*Ensign Energy Services, Inc. 225,304 560,510
*Enterprise Group, Inc. 14,660 16,093
EQB, Inc. 181,552 18,388,797
#Equinox Gold Corp. 125,300 1,121,435
*ERO Copper Corp. 1,014 27,287
Exco Technologies, Ltd. 88,048 524,704
#Fiera Capital Corp., Class A 102,415 362,835
*Fortuna Mining Corp. 129,158 1,087,327
#*Fortuna Mining Corp. 2,132,394 17,976,081
*Galiano Gold, Inc. 90,726 157,863
*Galiano Gold, Inc. 48,600 84,184
*GoGold Resources, Inc. 525,032 1,085,357
*Haivision Systems, Inc. 7,353 22,329
Hammond Manufacturing Co.,
Ltd., Class A 1,700 26,939
High Liner Foods, Inc. 40,201 421,826
Hudbay Minerals, Inc. 601,499 13,684,102
iA Financial Corp., Inc. 5,181 765,489
*IAMGOLD Corp. 95,752 1,358,721
*IAMGOLD Corp. 109,525 1,548,972
*Imperial Metals Corp. 122,119 626,765
InPlay Oil Corp. 28,380 307,297
*Journey Energy, Inc. 80,200 257,262
K-Bro Linen, Inc. 10,085 340,756
*Kelt Exploration, Ltd. 901,265 6,411,680
*Knight Therapeutics, Inc. 304,699 2,137,248
Lassonde Industries, Inc.,
Class A 4,549 704,246
Laurentian Bank of Canada 112,603 3,233,167
Leon's Furniture, Ltd. 31,496 552,530
Linamar Corp. 231,578 17,067,291
Magellan Aerospace Corp. 4,806 118,741
*Major Drilling Group
International, Inc. 164,869 1,635,939
Martinrea International, Inc. 473,345 3,438,276
*Mattr Corp. 261,358 3,200,720
Medical Facilities Corp. 159 1,979
Melcor Developments, Ltd. 3,082 41,412
Methanex Corp. 27,897 1,549,314
Methanex Corp. 117,741 6,540,513
MTY Food Group, Inc. 137,985 3,368,847
Mullen Group, Ltd. 599,797 11,770,618
Neo Performance Materials,
Inc. 73,653 1,732,579
North American Construction
Group, Ltd. 34,481 468,942
North American Construction
Group, Ltd. 7,292 99,230
Shares Value
CANADA — (Continued)
Northland Power, Inc. 1,276,331 $ 19,852,117
#*Obsidian Energy, Ltd. 224,439 2,405,986
#*Obsidian Energy, Ltd. 12,600 135,175
OceanaGold Corp. 305,727 7,366,128
Open Text Corp. 592,430 15,012,176
#Open Text Corp. 39,200 993,098
*Orezone Gold Corp. 78,422 119,630
Paramount Resources, Ltd.,
Class A 380,970 8,035,715
Parex Resources, Inc. 442,347 7,655,975
Pason Systems, Inc. 137,776 1,217,822
Peyto Exploration &
Development Corp. 1,139,331 20,896,736
PHX Energy Services Corp. 27,655 209,751
Pizza Pizza Royalty Corp. 172,028 1,546,333
Polaris Renewable Energy,
Inc. 149,077 1,604,635
Pollard Banknote, Ltd. 338 4,180
*Precision Drilling Corp. 52,499 4,080,747
*Precision Drilling Corp. 18,986 1,475,193
Premium Brands Holdings
Corp. 26,257 1,735,243
Richelieu Hardware, Ltd. 34,862 881,211
#Rogers Sugar, Inc. 205,097 1,019,016
Russel Metals, Inc. 351,996 16,876,538
*Saturn Oil & Gas, Inc. 148,596 563,518
*Source Energy Services, Ltd. 8,200 67,512
South Bow Corp. 340,361 12,627,393
ΩSpin Master Corp. 104,866 1,538,399
*SSR Mining, Inc. 410,265 10,481,447
Stella-Jones, Inc. 74,787 4,123,054
#*Steppe Gold, Ltd. 199,867 172,391
Strathcona Resources, Ltd. 8,022 243,145
Superior Plus Corp. 1,027,200 5,843,145
Supremex, Inc. 220 580
Surge Energy, Inc. 541,835 3,997,571
*Taiga Building Products, Ltd. 128 331
Tamarack Valley Energy, Ltd. 1,329,207 12,706,038
Torex Gold Resources, Inc. 278,585 10,713,662
Total Energy Services, Inc. 118,005 1,987,709
#Transcontinental, Inc., Class
A 354,801 1,350,563
*<Trevali Mining Corp. 660 –
Trican Well Service, Ltd. 287,618 1,213,742
*Trisura Group, Ltd. 22,545 669,512
*Valeura Energy, Inc. 135,244 1,207,011
Vermilion Energy, Inc. 828,737 9,878,545
Vermilion Energy, Inc. 41,255 490,525
VersaBank 92 1,774
#*<Victoria Gold Corp. 42,700 –
Wajax Corp. 68,589 1,586,565
#*Well Health Technologies
Corp. 451,807 1,301,137
Westshore Terminals
Investment Corp. 12,072 345,074
Whitecap Resources, Inc. 2,468,542 29,128,796
Whitecap Resources, Inc. 41,300 486,939

Dimensional International Small Cap Value ETF
continued
Shares Value
CANADA — (Continued)
Winpak, Ltd. 66,668 $ 2,089,598
TOTAL CANADA 622,153,171
DENMARK — (2.4%)
#AL Sydbank 216,743 20,817,737
Alm Brand A/S 1,131,109 2,964,988
#*Bavarian Nordic A/S 259,517 7,106,334
D/S Norden A/S 125,292 6,491,444
*DFDS A/S 82,995 1,590,469
FLSmidth & Co. A/S 123,535 9,226,025
#Foroya Banki P/F 263 11,537
#*GN Store Nord A/S 552,361 8,306,564
H Lundbeck A/S, Class A 139,668 773,933
H Lundbeck A/S, Class A 1,104,017 7,052,250
#*H+H International A/S, Class
B 7,063 112,412
Jyske Bank A/S, Registered 97,277 15,422,374
#Matas A/S 194,190 2,705,075
#*NTG Nordic Transport
Group A/S 13,054 511,370
Per Aarsleff Holding A/S 39,527 4,398,818
ROCKWOOL A/S, Class A 11,590 389,797
ROCKWOOL A/S, Class B 348,330 11,141,413
ΩScandinavian Tobacco
Group A/S, Class A 138,407 1,533,891
Schouw & Co. A/S 52,839 5,050,682
SJF Bank A/S 22,863 1,474,522
#*Solar A/S, Class B 36,006 1,213,732
SP Group A/S 6,583 480,800
TORM PLC, Class A 226,471 6,898,620
UIE PLC 1,770 99,442
#*Zealand Pharma A/S 103,769 4,855,624
TOTAL DENMARK 120,629,853
FINLAND — (2.3%)
Aktia Bank OYJ 142,070 1,961,503
Alandsbanken Abp, Class B 700 35,276
#Anora Group OYJ 105,727 442,785
Atria OYJ, Class A 1,276 23,020
ΩEnento Group OYJ 25,045 436,843
#Fiskars OYJ Abp 74,030 1,107,277
HKFoods OYJ, Class A 680 1,277
Huhtamaki OYJ 435,860 15,495,684
#Kemira OYJ 643,843 12,600,552
Lassila & Tikanoja OYJ 36,395 281,395
#*Lindex Group OYJ 413,371 1,089,133
Luotea PLC 27,811 60,988
Mandatum OYJ 1,891,594 12,938,533
#Nokian Renkaat OYJ 687,827 12,052,701
Olvi OYJ, Class A 15,928 606,589
Oma Saastopankki OYJ 6,948 135,259
Oriola OYJ, Class B 21,324 22,007
Outokumpu OYJ 274,864 1,641,309
Pihlajalinna OYJ 2,646 31,296
Raisio OYJ, Class V 439,553 1,302,248
Sanoma OYJ 131,211 1,337,548
Stora Enso OYJ, Class R 1,974,416 22,575,788
Taaleri PLC 18,357 153,124
Ω#Terveystalo OYJ 112,964 983,878
#Tieto Oyj 352,923 7,528,266
Shares Value
FINLAND — (Continued)
#Tokmanni Group Corp. 17,538 $ 147,403
UPM-Kymmene OYJ 199,318 5,393,729
#Valmet OYJ 509,873 15,322,882
Viking Line Abp 311 7,407
*YIT OYJ 510,142 1,722,679
TOTAL FINLAND 117,438,379
FRANCE — (6.0%)
AKWEL SADIR, Class B 478 3,630
*Alstom SA 1,580,529 29,241,105
Alten SA 92,033 7,952,227
#Arkema SA 278,532 18,875,378
ΩAyvens SA 999,615 13,375,738
#Beneteau SACA 153,259 1,057,992
Bonduelle SCA 72,853 766,962
Carrefour SA 2,058,448 37,739,595
Cie des Alpes 62,905 1,472,838
*Clariane SE 611,276 2,806,180
Coface SA 525,606 9,554,823
Derichebourg SA 539,310 5,770,676
Eiffage SA, Class P 1,177 166,905
#*Ekinops SAS 534 1,545
Ω#Elior Group SA 836,873 2,035,494
#Elis SA 83,781 2,388,648
Etablissements Maurel et
Prom SA 267,236 2,496,642
#*Eutelsat Communications
SACA 398,551 941,409
Fnac Darty SA 35,306 1,403,466
*Forvia SE 1,326,903 13,553,753
Groupe Crit SA 4 247
Groupe SFPI 742 1,776
*Guerbet 9,744 90,360
*Haulotte Group SA 215 537
Imerys SA 158,704 4,298,329
IPSOS SA 120,114 4,939,164
Jacquet Metals SACA 49,850 1,215,923
LNA Sante SA 250 9,981
Ω*Maisons du Monde SA 22,738 4,306
Manitou BF SA 27,160 687,476
Mersen SA 88,402 3,787,713
#Metropole Television SA 145,364 2,023,706
#*Nexity SA 196,097 1,590,616
North Atlantic Energies 7,380 565,080
Opmobility 205,566 3,027,377
Quadient SA 148,830 2,325,389
Remy Cointreau SA 22,986 1,282,128
Renault SA 669,533 20,999,217
Rexel SA 79,154 3,263,970
Samse SACA 71 9,639
Savencia SA 1,014 73,966
SCOR SE 528,764 20,867,060
SEB SA 4,598 308,156
#Seche Environnement SACA 429 39,980
SES SA, Class A 1,507,420 9,981,248
Ω*SMCP SA 80,879 619,748
Societe BIC SA 7,387 577,089
Societe LDC SADIR 1,613 211,565
#Sopra Steria Group 21,333 4,491,675

Dimensional International Small Cap Value ETF
continued
Shares Value
FRANCE — (Continued)
Stef SA 739 $ 115,125
#Teleperformance SE 226,578 17,987,553
#Television Francaise 1 SA 380,829 3,108,763
Trigano SA 13,138 2,280,992
#*Ubisoft Entertainment SA 205,351 1,344,829
Valeo SE 1,644,246 28,149,779
Vicat SACA 104,794 7,897,379
#*Viridien 50,524 5,400,310
#*Voltalia SA, Registered 27,533 221,113
Wavestone 2,272 84,695
Ω*X-Fab Silicon Foundries SE 106,440 794,182
TOTAL FRANCE 306,283,147
GERMANY — (6.7%)
1&1 AG 127,044 2,888,327
*7C Solarparken AG 205,506 401,956
Adesso SE 136 9,122
Allgeier SE 140 2,674
ΩAumann AG 5,561 88,935
*Aumovio SE 129,820 5,952,168
#Aurubis AG 120,164 25,107,038
#Bechtle AG 160,068 6,648,398
Ω#Befesa SA 164,008 6,595,041
Bijou Brigitte AG 2,279 126,385
#Borussia Dortmund GmbH &
Co. KGaA 285,669 992,602
Brenntag SE 234,779 16,515,432
CANCOM SE 137,860 3,790,892
#Carl Zeiss Meditec AG, Class
BR 63,701 2,235,380
#Cewe Stiftung & Co. KGAA 11,066 1,220,997
#Deutz AG 238,014 2,679,592
Draegerwerk AG & Co. KGaA 1,159 110,946
Duerr AG 345,076 7,082,961
ΩDWS Group GmbH & Co.
KGaA 138,172 11,573,286
ElringKlinger AG 220,212 1,226,286
#Energiekontor AG 588 23,069
Evonik Industries AG 1,403,908 28,331,757
#*Evotec SE 340,378 1,335,430
#FORTEC Elektronik AG 31 390
Fraport AG Frankfurt Airport
Services Worldwide 206,294 16,056,825
Freenet AG 168 4,701
Fresenius Medical Care AG 643,132 32,891,005
Gesco SE 12 185
GFT Technologies SE 31,169 817,642
#*Heidelberger
Druckmaschinen AG 1,542,006 2,400,430
#*HelloFresh SE 71,371 280,179
Hornbach Holding AG & Co.
KGaA 58,691 5,624,990
#HUGO BOSS AG 239,444 10,476,966
Indus Holding AG 62,861 2,289,076
ΩInstone Real Estate Group
SE 986 8,758
Jenoptik AG 160,469 6,882,914
ΩJOST Werke SE 13,392 892,132
#K+S AG, Registered 478,408 8,014,290
Shares Value
GERMANY — (Continued)
KION Group AG 419,559 $ 18,792,420
*Koenig & Bauer AG 13,791 143,598
*Kontron AG 14,569 374,806
Krones AG 11,374 1,457,819
KWS Saat SE & Co. KGaA 35,704 2,953,596
LANXESS AG 396,004 7,535,990
*LPKF Laser & Electronics SE 468 7,673
#*Medios AG 11,239 141,983
MLP SE 224,070 1,992,822
#Mutares SE & Co. KGaA 68,706 2,110,626
Norma Group SE 133,262 2,796,639
ProCredit Holding AG 62,132 586,899
#ProSiebenSat.1 Media SE 4,167 17,327
#*Puma SE 267,365 8,459,458
#RTL Group SA 158,761 5,927,394
SAF-Holland SE 10,440 258,853
Salzgitter AG 42,573 2,525,040
Schaeffler AG 91,355 745,219
Schloss Wachenheim AG 9 143
*SGL Carbon SE, Registered 29,876 128,902
*Siltronic AG 54,566 4,777,625
#Sixt SE 98,567 8,102,873
Springer Nature AG & Co.
KGAA 234 4,981
Stabilus SE 61,041 1,009,917
STRATEC SE 9,920 222,791
*Suedzucker AG 409,625 5,335,046
*Surteco Group SE 187 1,818
*Takkt AG 54,228 142,878
#Technotrans SE 2,737 97,936
thyssenkrupp AG 1,323,186 18,352,422
#*Tkms AG& Co. KGaA 12,021 1,132,739
TUI AG 997,237 8,619,047
United Internet AG 351,909 9,571,568
*Verbio SE 3,522 116,218
*Wacker Chemie AG 79,994 8,145,279
Wacker Neuson SE 189,836 4,739,621
Wuestenrot &
Wuerttembergische AG 128,720 2,159,279
TOTAL GERMANY 341,068,402
HONG KONG — (1.6%)
Bank of East Asia, Ltd. (The) 3,395,403 7,222,419
Cafe de Coral Holdings, Ltd. 176,000 124,566
Chow Sang Sang Holdings
International, Ltd. 1,817,000 2,694,821
CITIC Telecom International
Holdings, Ltd. 4,930,000 1,747,781
CTF Services, Ltd. 1,796,886 1,879,013
Dah Sing Banking Group, Ltd. 1,935,600 3,719,839
Dah Sing Financial Holdings,
Ltd. 749,600 4,766,254
Emperor Watch & Jewellery,
Ltd. 4,060,000 142,382
*Far East Consortium
International, Ltd. 470,000 40,757
First Pacific Co., Ltd. 7,362,000 5,257,499
Ω*Frontage Holdings Corp. 26,000 3,879
Great Eagle Holdings, Ltd. 358,563 725,210

Dimensional International Small Cap Value ETF
continued
Shares Value
HONG KONG — (Continued)
Hang Lung Group, Ltd. 2,069,000 $ 3,646,396
Hang Lung Properties, Ltd. 11,341,953 10,544,129
*Harbour Centre Development,
Ltd. 10,000 5,802
*Hong Kong Technology
Venture Co., Ltd. 307,786 41,605
*Hongkong & Shanghai Hotels,
Ltd. (The) 50,000 38,066
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 4,562,000 680,670
Johnson Electric Holdings, Ltd. 216,496 513,245
Kerry Properties, Ltd. 2,696,500 6,732,997
KLN Logistics Group, Ltd. 1,256,000 959,427
Kowloon Development Co.,
Ltd. 432,040 266,113
Luk Fook Holdings
International, Ltd. 501,000 1,574,250
#Man Wah Holdings, Ltd. 897,600 360,569
*Mongolian Mining Corp. 999,000 905,796
NagaCorp, Ltd. 784,000 346,929
Nameson Holdings, Ltd. 64,000 6,448
Pacific Basin Shipping, Ltd. 30,021,000 12,557,243
Pacific Textiles Holdings, Ltd. 483,000 62,211
PAX Global Technology, Ltd. 3,985,000 2,002,257
Shangri-La Asia, Ltd. 1,720,000 908,080
#*SJM Holdings, Ltd. 436,000 88,406
SmarTone
Telecommunications Holdings,
Ltd. 118,500 74,047
*Texhong International Group,
Ltd. 197,500 165,473
Transport International
Holdings, Ltd. 9,333 11,295
Truly International Holdings,
Ltd. 104,000 11,273
*TVB, Ltd. 182,400 55,593
United Laboratories
International Holdings, Ltd.
(The) 502,000 571,037
VSTECS Holdings, Ltd. 20,000 23,975
*Wong's Kong King
International Holdings, Ltd. 24,000 918
Xinyi Glass Holdings, Ltd. 184,000 218,690
#Yue Yuen Industrial Holdings,
Ltd. 3,808,000 6,886,023
#*Yunfeng Financial Group,
Ltd. 792,000 162,610
TOTAL HONG KONG 78,745,993
IRELAND — (0.2%)
Bank of Ireland Group PLC 103,171 2,147,343
Cairn Homes PLC 781,279 2,188,822
FBD Holdings PLC 3,025 60,907
Ω*Glenveagh Properties PLC 2,225,337 6,106,459
Kerry Group PLC, Class A 6,005 572,069
Permanent TSB Group
Holdings PLC 98,019 334,944
TOTAL IRELAND 11,410,544
Shares Value
ISRAEL — (0.6%)
*Accel Solutions Group, Ltd. 11,836 $ 8,523
Ackerstein Group, Ltd. 48,466 145,280
#Africa Israel Residences, Ltd. 8,778 622,055
Albaad Massuot Yitzhak, Ltd. 640 6,264
Alrov Properties and Lodgings,
Ltd., Registered 9 750
Altshuler Shaham Finance,
Ltd. 23,299 48,665
Arad, Ltd. 725 12,224
Ashtrom Group, Ltd. 13,101 268,339
#AudioCodes, Ltd. 2,541 23,633
AudioCodes, Ltd. 1,192 11,419
*Avgol Industries 1953, Ltd. 784 225
#Ayalon Holdings, Ltd. 21,509 993,215
Azorim-Investment
Development & Construction
Co., Ltd. 1,330 6,263
Carasso Motors, Ltd. 192,706 1,925,707
Cellcom Israel, Ltd. 254,670 2,747,839
*CIELO-BLU GROUP, Ltd. 1,434 1,381
#*Delek Automotive Systems,
Ltd. 118,678 656,534
Delta Galil, Ltd. 22,552 1,303,563
Diplomat Holdings, Ltd. 566 8,787
El Al Israel Airlines 26,014 115,452
*Equital, Ltd. 46,758 1,749,896
Formula Systems 1985, Ltd. 2,453 258,666
*Gilat Satellite Networks, Ltd. 51,774 572,496
#Hagag Group Real Estate
Development 165,708 1,173,211
*Israir Group, Ltd. 57,091 25,431
Isras Investment Co., Ltd. 6,768 1,867,629
Issta, Ltd. 33,437 978,710
Kamada, Ltd. 16,640 120,854
Kamada, Ltd. 43,936 313,703
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 58,061 96,264
*Kvutzat Acro, Ltd. 22,669 303,892
Land Development Nimrodi
Group, Ltd. 60,521 787,999
Lapidoth Capital, Ltd. 1,354 35,608
Mediterranean Towers, Ltd. 167,270 828,662
*Meshek Energy Renewable
Energies, Ltd. 3,702 13,540
Meshulam Levinstein
Contracting & Engineering,
Ltd. 942 117,421
Neto Malinda Trading, Ltd. 6,610 304,580
*Neto ME Holdings, Ltd. 190 13,651
Oil Refineries, Ltd. 11,969,536 7,614,472
*OY Nofar Energy, Ltd. 168 9,876
#Palram Industries 1990, Ltd. 14,761 198,700
*Perion Network, Ltd. 3,309 31,392
Plasson Industries, Ltd., Class
B 2,050 107,449
#Prashkovsky Investments
and Construction, Ltd. 54,219 2,356,693

Dimensional International Small Cap Value ETF
continued
Shares Value
ISRAEL — (Continued)
Rani Zim Shopping Centers,
Ltd. 54,001 $ 83,167
*REIT Azorim HF Living, Ltd. – 1
Scope Metals Group, Ltd. 22,806 2,167,283
Ω#Tamar Petroleum, Ltd. 101,364 989,426
Villar International, Ltd. 36 2,034
TOTAL ISRAEL 32,028,824
ITALY — (3.1%)
A2A SpA 8,337,143 21,764,917
ACEA SpA 100,766 2,446,255
#Ariston Holding NV, Class B 634,169 2,657,359
Arnoldo Mondadori Editore
SpA 273,685 661,265
Ascopiave SpA 68,048 210,607
#Banca IFIS SpA 257,652 4,372,510
Banco di Desio e della Brianza
SpA 157,762 3,067,569
BPER Banca SPA 36,330 588,119
Brembo NV 612,075 7,443,632
Buzzi SpA 384,542 18,188,485
Cairo Communication SpA 289,186 778,571
Cementir Holding NV 299,665 5,199,273
*CIR SpA-Compagnie
Industriali 2,015,979 1,667,709
Credito Emiliano SpA 386,984 8,459,640
d'Amico International Shipping
SA 423,818 3,513,328
Danieli & C Officine
Meccaniche SpA 152,820 7,831,333
#Danieli & C Officine
Meccaniche SpA 49,590 3,697,212
Emak SpA 412 412
ΩEnav SpA 64,918 377,938
ERG SpA 198,232 5,022,227
Esprinet SpA 145,881 1,190,009
#Ferretti SpA 416,356 1,384,420
Fila SpA 51,323 553,000
FNM SpA 6,600 3,485
#GPI SpA 3,838 60,496
Ω#*GVS SpA 20,463 102,180
Hera SpA 2,510,593 10,953,424
*IMMSI SpA 1,112 674
Industrie De Nora SpA 71,563 526,955
Ω#Infrastrutture Wireless
Italiane SpA 510,407 3,773,072
Interpump Group SpA, Class R 1,566 62,593
Iveco Group NV 19,750 315,741
#MARR SpA 54,850 401,996
MFE-MediaForEurope NV,
Class A 840,219 2,583,058
#MFE-MediaForEurope NV,
Class A 898,222 2,717,970
#MFE-MediaForEurope NV,
Class B 195,647 791,007
Ω#Nexi SpA 46,409 226,505
Orsero SpA 57,926 1,074,345
ΩOVS SpA 903,979 6,510,854
#Piaggio & C SpA 59,483 132,907
Shares Value
ITALY — (Continued)
ΩPirelli & C SpA 1,816,298 $ 13,792,288
Rizzoli Corriere Della Sera
Mediagroup SpA 53,802 57,383
*Safilo Group SpA 451,537 858,240
*Salvatore Ferragamo SpA 97,186 1,138,300
*Sogefi SpA 137,848 305,465
*Telecom Italia SpA 853,589 7,221,354
#*TREVI - Finanziaria
Industriale SpA 83,216 435,636
#Webuild SpA 1,401,154 3,620,770
TOTAL ITALY 158,742,488
JAPAN — (23.3%)
77 Bank, Ltd. (The) 287,700 6,315,035
Abalance Corp. 800 2,562
Achilles Corp. 20,918 170,523
AD Works Group Co., Ltd. 256,701 660,998
ADEKA Corp. 30,000 743,288
#Ahresty Corp. 151,601 667,435
Aida Engineering, Ltd. 294,700 2,209,903
Air Water, Inc. 122,000 1,928,554
#Airman Corp. 4,100 65,559
Airport Facilities Co., Ltd. 101,100 597,489
#Airtech Japan, Ltd. 25,600 215,283
Aisan Industry Co., Ltd. 243,400 3,674,885
Akatsuki Corp. 2,200 8,318
#*Akebono Brake Industry
Co., Ltd. 874,701 604,284
Akita Bank, Ltd. (The) 16,800 766,010
#Albis Co., Ltd. 700 11,184
Alconix Corp. 140,500 2,296,002
Alfresa Holdings Corp. 476,201 6,937,028
#Alinco, Inc. 51,200 355,643
Allied Telesis Holdings KK,
Class B 40,900 60,364
#Alpen Co., Ltd. 141,114 1,963,942
Alpha Corp. 10,100 77,451
#Alps Alpine Co., Ltd.,
Registered 1,269,100 17,646,647
#Amvis Holdings, Inc. 131,000 314,285
AOKI Holdings, Inc. 165,500 1,789,863
#Aoyama Trading Co., Ltd. 1,367,208 6,439,981
#Aozora Bank, Ltd., Class A 80,900 1,543,565
Arakawa Chemical Industries,
Ltd. 16,000 182,785
Arata Corp. 59,700 978,971
#Araya Industrial Co., Ltd. 22,400 375,197
*ARCHION Corp. 427,112 716,212
#ARCLANDS Corp. 358,199 4,305,812
Arcs Co., Ltd. 92,300 2,095,553
ARE Holdings, Inc. 3,000 58,314
Artience Co., Ltd. 104,300 2,921,514
Asahi Co., Ltd. 136,900 1,167,594
#Asahi Diamond Industrial
Co., Ltd. 333,200 2,308,178
Asia Pile Holdings Corp. 152,500 1,426,111
ASKA Pharmaceutical
Holdings Co., Ltd. 36,500 493,085
Astena Holdings Co., Ltd. 128,600 407,869

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Autobacs Seven Co., Ltd. 206,700 $ 2,019,942
Avex, Inc. 20,800 172,435
Awa Bank, Ltd. (The) 112,272 5,880,663
Axial Retailing, Inc. 40,600 323,321
Bando Chemical Industries,
Ltd. 57,200 870,439
Bank of Iwate, Ltd. (The) 52,600 711,905
Bank of Nagoya, Ltd. (The) 129,000 5,274,235
Bank of Saga, Ltd. (The) 21,700 763,197
#Bank of the Ryukyus, Ltd. 226,900 4,193,856
Belc Co., Ltd., Class R 5,000 209,138
Belluna Co., Ltd. 367,385 2,478,075
#Buffalo, Inc. 800 13,772
Bunka Shutter Co., Ltd. 3,800 45,440
#Business Brain Showa-Ota,
Inc., Class G 1,700 11,050
#Carlit Co., Ltd. 105,000 1,530,570
Cawachi, Ltd. 92,200 1,925,357
CCI Group, Inc. 715,200 4,972,375
Central Glass Co., Ltd. 138,900 3,471,955
Chiba Kogyo Bank, Ltd. (The) 293,100 4,808,147
#Chino Corp. 6,400 64,352
Chori Co., Ltd. 3,500 85,838
Chubu Shiryo Co., Ltd. 91,100 1,081,929
Chuetsu Pulp & Paper Co.,
Ltd. 18,100 237,696
#Chugai Ro Co., Ltd. 800 19,419
Chugin Financial Group, Inc. 417,800 8,719,418
Citizen Watch Co., Ltd. 182,300 2,442,116
CK-San-Etsu Co., Ltd. 1,100 35,855
#Cleanup Corp. 900 5,245
#CMK Corp. 708,700 2,804,089
Cosmo Energy Holdings Co.,
Ltd. 12,500 312,765
Cosmos Initia Co., Ltd. 73,200 608,678
CTI Engineering Co., Ltd. 9,800 195,415
#*CUC, Inc. 18,300 90,796
Dai Nippon Toryo Co., Ltd. 53,400 469,189
Daicel Corp. 278,800 2,539,798
#Daido Metal Co., Ltd. 281,200 2,410,664
Daido Steel Co., Ltd. 364,000 5,199,673
Daiho Corp. 61,500 307,065
Daiichi Jitsugyo Co., Ltd. 9,300 186,321
#Daiki Aluminium Industry Co.,
Ltd. 192,000 1,785,850
#Daikoku Denki Co., Ltd. 23,100 357,181
#Daikokutenbussan Co., Ltd. 23,300 657,770
Daikyonishikawa Corp. 297,100 1,921,890
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 178,100 1,246,057
Daio Paper Corp. 409,201 2,549,395
Daishi Hokuetsu Financial
Group, Inc. 1,045,356 15,152,656
#Daishinku Corp. 97,100 445,785
Daito Bank, Ltd. (The) 700 4,484
Daito Pharmaceutical Co., Ltd. 164,453 1,294,141
#DCM Holdings Co., Ltd. 414,600 3,999,533
#Denka Co., Ltd. 260,200 5,605,188
Shares Value
JAPAN — (Continued)
Denyo Co., Ltd. 10,100 $ 254,680
DIC Corp. 446,700 12,411,373
Doutor Nichires Holdings Co.,
Ltd. 8,900 178,587
Dowa Holdings Co., Ltd. 72,800 3,765,162
DyDo Group Holdings, Inc. 78,700 1,487,750
Eagle Industry Co., Ltd. 54,400 1,024,965
#Eco's Co., Ltd. 1,800 27,844
#EDION Corp. 300,300 4,567,917
Ehime Bank, Ltd. (The) 202,271 3,532,835
EJ Holdings, Inc. 18,300 200,556
Endo Lighting Corp. 57,600 942,726
#Enomoto Co., Ltd. 24,500 363,288
#Eslead Corp. 16,500 539,896
Feed One Co., Ltd. 47,200 380,624
Ferrotec Corp. 190,100 9,909,436
#FIDEA Holdings Co., Ltd. 72,200 979,444
#First Bank of Toyama, Ltd.
(The) 374,800 6,852,208
FJ Next Holdings Co., Ltd. 20,000 239,912
#Foster Electric Co., Ltd. 208,200 3,726,613
F-Tech, Inc. 300 1,283
Fudo Tetra Corp. 2,100 35,373
#Fuji Co., Ltd. 75,800 965,917
#Fuji Corp., Ltd. 127,100 591,497
#Fuji Die Co., Ltd. 5,200 31,123
#Fuji Pharma Co., Ltd. 121,999 1,425,908
Fuji Seal International, Inc. 113,700 2,160,104
#Fujicco Co., Ltd. 69,700 697,328
Fujikura Composites, Inc. 18,400 289,362
#Fujiya Co., Ltd. 7,500 115,214
FuKoKu Co., Ltd. 13,100 154,510
Fukuda Corp. 33,300 809,364
#Fukui Bank, Ltd. (The) 28,700 1,023,809
Fukuyama Transporting Co.,
Ltd. 83,631 3,135,670
Furukawa Co., Ltd. 165,947 3,705,081
#Furuno Electric Co., Ltd. 78 3,542
#Fuso Pharmaceutical
Industries, Ltd. 14,200 193,971
Futaba Industrial Co., Ltd. 416,100 2,709,975
#Gakken Holdings Co., Ltd. 197,490 1,261,406
Gecoss Corp. 4,400 48,249
Geo Holdings Corp. 313,900 4,120,276
GLOBERIDE, Inc. 58,900 943,658
Glory, Ltd. 124,300 3,568,380
#Godo Steel, Ltd. 85,600 1,526,795
Goldcrest Co., Ltd. 2,200 44,836
GS Yuasa Corp. 112,900 3,887,064
#GSI Creos Corp. 14,100 235,554
G-Tekt Corp. 210,600 2,860,906
Gunze, Ltd. 89,500 2,259,633
H.U. Group Holdings, Inc. 99 2,121
H2O Retailing Corp. 362,558 6,520,238
#Hagihara Industries, Inc. 65,600 733,764
#Hakuhodo DY Holdings, Inc. 491,700 4,022,228
Halows Co., Ltd. 8,600 206,594
Hanwa Co., Ltd. 751,700 8,058,734

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
#Harima Chemicals Group,
Inc. 28,400 $ 199,768
Heiwado Co., Ltd. 185,300 3,099,098
#Hirano Tecseed Co., Ltd. 11,600 117,439
Hirata Corp. 180,700 3,238,925
Hirogin Holdings, Inc. 1,396,800 19,338,958
Hodogaya Chemical Co., Ltd. 83,800 1,074,177
#Hokkan Holdings, Ltd. 29,781 446,271
Hokko Chemical Industry Co.,
Ltd. 86,300 1,001,617
Hokuetsu Corp. 97,060 558,983
Hokuhoku Financial Group,
Inc. 103,500 4,855,026
Hokuriku Electric Industry Co.,
Ltd. 1,600 23,524
#Hokuto Corp. 28,800 353,070
H-One Co., Ltd. 103,200 1,001,375
#Honeys Holdings Co., Ltd. 32,900 296,095
Hoosiers Holdings Co., Ltd. 55,500 432,567
Hosokawa Micron Corp. 3,400 107,408
House Foods Group, Inc. 48,000 1,167,555
#Howa Machinery, Ltd. 140,300 1,216,859
HS Holdings Co., Ltd.,
Registered 399 2,862
Hyakugo Bank, Ltd. (The) 247,000 3,128,899
Hyakujushi Bank, Ltd. (The) 197,400 3,528,343
Ichiken Co., Ltd. 6,900 114,404
#Ichikoh Industries, Ltd. 62,200 207,040
Ichinen Holdings Co., Ltd. 22,700 337,880
Iida Group Holdings Co., Ltd. 18,200 261,641
#Iino Kaiun Kaisha, Ltd. 471,658 4,398,883
Inaba Seisakusho Co., Ltd. 26,124 279,411
Inabata & Co., Ltd. 83,000 2,066,855
INFRONEER Holdings, Inc. 530,595 8,654,139
#Inui Global Logistics Co., Ltd. 16,400 194,668
Iriso Electronics Co., Ltd. 121,499 2,090,798
#Iseki & Co., Ltd. 163,600 1,899,805
Ishihara Sangyo Kaisha, Ltd. 253,700 4,725,855
Itochu Enex Co., Ltd. 23 313
Itoham Yonekyu Holdings, Inc. 95,320 2,936,377
IwaiCosmo Holdings, Inc. 84,300 2,220,999
Iwatani Corp. 637,400 8,212,442
Izumi Co., Ltd. 350,700 2,204,746
J Trust Co., Ltd. 215,400 1,105,240
#JANOME Corp. 69,200 566,291
Japan Aviation Electronics
Industry, Ltd. 17,800 265,840
Japan Cash Machine Co., Ltd. 105,552 751,078
#Japan Medical Dynamic
Marketing, Inc. 60,959 330,015
Japan Pulp & Paper Co., Ltd. 456,200 3,200,348
#Japan Transcity Corp. 88,292 748,590
Japan Wool Textile Co., Ltd.
(The) 138,200 1,659,528
JDC Corp. 55,200 178,886
#JK Holdings Co., Ltd. 11,000 95,682
#JMS Co., Ltd. 18,900 53,771
J-Oil Mills, Inc. 102,094 1,337,529
Joshin Corp. 115,452 2,860,469
Shares Value
JAPAN — (Continued)
Joyful Honda Co., Ltd. 13,800 $ 216,068
#JSP Corp. 57,400 913,137
JTEKT Corp. 746,060 10,383,225
Juki Corp. 125,999 415,447
Juroku Financial Group, Inc. 542,300 8,058,294
Kaga Electronics Co., Ltd. 10,600 312,558
Kameda Seika Co., Ltd. 66,800 533,645
Kamei Corp. 74,200 1,815,098
Kanaden Corp. 12,000 184,720
Kanadevia Corp. 140,400 1,047,544
Kanamoto Co., Ltd. 198,000 6,516,062
Kaneka Corp. 187,800 6,744,170
Kanto Denka Kogyo Co., Ltd. 89,010 1,492,025
KAWADA TECHNOLOGIES,
Inc. 327,300 2,612,644
Keihan Holdings Co., Ltd. 68,700 1,408,301
#KEIWA, Inc. 90,600 703,292
Keiyo Bank, Ltd. (The) 599,800 9,982,540
#Kenko Mayonnaise Co., Ltd. 41,200 528,116
Kitagawa Corp. 21,600 223,292
#Kita-Nippon Bank, Ltd. (The) 1,100 45,941
Kitz Corp. 95,000 1,312,608
Kiyo Bank, Ltd. (The) 71,867 2,116,855
#KNT-CT Holdings Co., Ltd. 21,400 258,722
KOA Corp. 188,316 2,671,728
#Koatsu Gas Kogyo Co., Ltd. 81,500 548,196
Kohnan Shoji Co., Ltd. 110,000 2,898,100
Komehyo Holdings Co., Ltd. 1,501 47,606
Komeri Co., Ltd. 101,673 2,464,800
Konica Minolta, Inc. 1,683,073 6,244,996
Konishi Co., Ltd. 33,900 301,049
Konoike Transport Co., Ltd. 28,100 528,028
#Konoshima Chemical Co.,
Ltd. 3,800 37,899
KPP Group Holdings Co., Ltd. 356,700 2,486,651
K's Holdings Corp. 179,700 2,129,088
#KU Holdings Co., Ltd. 7,300 55,337
#Kumiai Chemical Industry
Co., Ltd. 711,000 3,277,588
Kurabo Industries, Ltd. 8,986 558,715
Kuraray Co., Ltd. 729,800 8,433,550
Kureha Corp. 90,000 2,424,870
#Kurimoto, Ltd. 83,000 789,731
Kuriyama Holdings Corp. 200 2,067
KYB Corp. 136,600 3,877,733
Kyodo Printing Co., Ltd. 71,500 735,993
Kyoei Steel, Ltd. 154,800 1,888,030
Kyokuto Boeki Kaisha, Ltd. 3,400 37,988
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 204,000 3,015,959
#Kyokuyo Co., Ltd. 44,947 1,281,579
Kyorin Pharmaceutical Co.,
Ltd. 178,300 1,278,810
Kyosan Electric Manufacturing
Co., Ltd. 181,500 993,990
Kyushu Financial Group, Inc. 1,154,515 10,763,872
Lacto Japan Co., Ltd. 7,500 159,209
#LEC, Inc. 3,700 22,540
#Lixil Corp. 713,900 7,779,033

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Look Holdings, Inc. 8,300 $ 135,219
Mabuchi Motor Co., Ltd. 135,400 1,415,864
Makino Milling Machine Co.,
Ltd. 43,000 3,759,209
#Marubun Corp. 40,542 431,582
#Marudai Food Co., Ltd. 99,412 1,434,130
#Maruzen CHI Holdings Co.,
Ltd. 100 229
Maruzen Showa Unyu Co.,
Ltd. 22,900 1,110,303
#Marvelous, Inc. 1,900 5,585
Matsuoka Corp. 1,800 27,844
Maxell, Ltd. 245,200 3,187,715
Medipal Holdings Corp. 96,300 1,743,651
Megmilk Snow Brand Co., Ltd. 207,175 4,898,815
Meiji Electric Industries Co.,
Ltd. 200 2,766
#Meiji Shipping Group Co.,
Ltd. 66,300 338,943
Meiwa Corp. 192,500 1,090,501
#Meiwa Estate Co., Ltd. 13,100 68,863
Menicon Co., Ltd. 47,600 518,675
#Mie Kotsu Group Holdings,
Inc. 60,785 211,492
#Mikuni Corp. 59,700 138,728
Miraial Co., Ltd. 4,900 48,131
Miraini Holdings Co., Ltd. 76,909 1,115,778
MIRAIT ONE Corp. 247,741 5,526,620
Mirarth Holdings, Inc. 819,000 2,114,046
#Mitachi Co., Ltd. 1,700 16,613
Mitsuba Corp. 276,800 2,080,889
Mitsubishi Materials Corp. 956,700 25,193,551
#Mitsubishi Motors Corp. 1,264,600 2,923,531
#Mitsubishi Paper Mills, Ltd. 250,000 1,763,228
Mitsubishi Pencil Co., Ltd. 46,200 804,021
Mitsubishi Research Institute,
Inc. 13,100 395,736
#Mitsubishi Steel
Manufacturing Co., Ltd. 99,700 1,365,024
Mitsui DM Sugar Co., Ltd. 29,880 643,670
Mitsui High-Tec, Inc. 134,800 764,480
Mitsuuroko Group Holdings
Co., Ltd. 13,600 180,735
#Miyaji Engineering Group,
Inc. 39,300 391,211
Miyazaki Bank, Ltd. (The) 320,800 4,712,521
Miyoshi Oil & Fat Co., Ltd. 20,100 241,743
#Mochida Pharmaceutical Co.,
Ltd. 39,000 764,201
Morinaga Milk Industry Co.,
Ltd. 159,100 1,190,065
#Moriroku Co., Ltd. 1,400 22,122
Morita Holdings Corp. 24,300 384,740
#Mory Industries, Inc. 4,000 24,117
MrMax Holdings, Ltd. 69,500 342,644
#Mugen Estate Co., Ltd. 6,600 80,498
Musashino Bank, Ltd. (The) 419,200 6,784,603
#NAC Co., Ltd. 1,300 4,376
Nachi-Fujikoshi Corp. 111,800 3,847,788
Shares Value
JAPAN — (Continued)
Nadex Co., Ltd. 1,400 $ 10,516
#Nafco Co., Ltd. 2,100 29,464
#Nagano Keiki Co., Ltd. 19,000 449,866
Nagase & Co., Ltd. 1,344,800 9,611,445
Nakabayashi Co., Ltd. 35,600 129,455
#Nakayama Steel Works, Ltd. 620,400 2,559,917
Nanto Bank, Ltd. (The) 308,400 3,331,437
NH Foods, Ltd. 116,000 4,553,305
Nice Corp. 900 10,892
Nichicon Corp. 43,900 807,556
Nichiden Corp. 37,199 720,734
Nichiha Corp. 70,600 1,370,099
#Nichimo Co., Ltd. 21,800 327,223
Nichireki Group Co., Ltd. 2,900 40,142
Nichirin Co., Ltd. 17,800 460,022
Nihon Dempa Kogyo Co., Ltd. 99 1,595
Nihon Denkei Co., Ltd. 1,300 21,595
#Nihon House Holdings Co.,
Ltd. 94,600 184,180
Nihon Nohyaku Co., Ltd. 227,200 1,536,784
Nihon Plast Co., Ltd. 100 302
#Nihon Yamamura Glass Co.,
Ltd. 53,500 928,039
Nikkiso Co., Ltd. 335,600 7,903,910
#Nikko Co., Ltd. 10,700 65,991
Nippi, Inc. 800 61,096
Nippn Corp. 251,600 4,438,652
Nippon Carbide Industries Co.,
Inc. 33,200 668,274
#Nippon Carbon Co., Ltd. 34,800 1,034,875
#Nippon Chemical Industrial
Co., Ltd. 62,417 2,324,590
Nippon Chemi-Con Corp. 1 20
#*Nippon Coke & Engineering
Co., Ltd. 321,396 191,758
#Nippon Denko Co., Ltd. 922,100 2,478,623
Nippon Densetsu Kogyo Co.,
Ltd. 7,000 177,610
Nippon Electric Glass Co., Ltd. 53,600 1,791,884
Nippon Fine Chemical Co.,
Ltd. 1,900 30,763
Nippon Kayaku Co., Ltd. 258,800 3,123,967
Nippon Light Metal Holdings
Co., Ltd. 495,300 8,445,530
#Nippon Paper Industries Co.,
Ltd. 926,988 8,010,900
Nippon Rietec Co., Ltd. 22,000 334,646
Nippon Seiki Co., Ltd. 90,300 1,383,778
#Nippon Seisen Co., Ltd. 4,800 40,396
Nippon Sharyo, Ltd. 14,899 316,273
#*Nippon Sheet Glass Co.,
Ltd. 1,105,100 3,345,318
Nippon Shinyaku Co., Ltd. 127,099 2,714,000
Nippon Shokubai Co., Ltd. 482,500 6,539,394
Nippon Signal Co., Ltd. 216,316 2,183,199
Nippon Soda Co., Ltd. 89,500 2,155,645
Nippon Thompson Co., Ltd. 11,700 130,943
#Nippon Yakin Kogyo Co., Ltd. 92,600 2,931,097
Nipro Corp. 446,900 4,560,920

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Nishimatsu Construction Co.,
Ltd. 8,200 $ 273,617
Nishi-Nippon Financial
Holdings, Inc. 717,728 19,238,581
Nishio Holdings Co., Ltd. 69,284 1,868,895
Nissan Tokyo Sales Holdings
Co., Ltd. 60,200 206,054
#Nissha Co., Ltd. 279,300 2,331,227
Nisshin Oillio Group, Ltd. (The) 400,100 4,789,390
Nisshin Seifun Group, Inc. 181,100 2,288,986
Nisshinbo Holdings, Inc. 769,431 10,532,108
Nisso Holdings Co., Ltd. 800 3,130
Nitta Gelatin, Inc. 67,700 551,464
#NITTAN Corp. 51,400 154,951
Nitto Seiko Co., Ltd. 86,700 427,442
Nittoku Co., Ltd., Class B 47,100 775,016
Noritake Co., Ltd. 120,200 2,566,682
Noritsu Koki Co., Ltd. 56,000 685,119
Noritz Corp. 222,100 3,312,843
North Pacific Bank, Ltd. 1,394,584 10,133,671
#NS United Kaiun Kaisha, Ltd. 94,700 4,781,837
NSK, Ltd. 1,820,899 13,174,286
NTN Corp. 3,640,300 8,939,283
#Oenon Holdings, Inc. 1,300 4,001
Ogaki Kyoritsu Bank, Ltd.
(The) 69,000 3,124,447
Oiles Corp. 18,700 335,185
Oji Holdings Corp. 213,400 1,179,145
Okabe Co., Ltd. 144,999 838,713
Okamoto Industries, Inc. 6,800 256,241
Okamoto Machine Tool Works,
Ltd. 18,700 588,394
Okasan Securities Group, Inc. 488,810 3,422,975
Oki Electric Industry Co., Ltd. 1,600 27,634
Okinawa Financial Group, Inc. 101,344 4,678,150
OKUMA Corp. 27,900 866,481
Okumura Corp. 28,600 1,040,000
#Okura Industrial Co., Ltd. 56,100 1,955,440
Okuwa Co., Ltd. 179,599 910,262
Onoken Co., Ltd. 88,351 797,920
Onward Holdings Co., Ltd. 161,888 775,761
Oriental Shiraishi Corp. 184,300 423,638
Osaki Electric Co., Ltd. 33,600 316,111
#Oval Corp. 22,400 102,416
OYO Corp. 23,000 403,015
#Pack Corp. (The) 94,900 864,813
#Pegasus Co., Ltd. 26,800 87,861
#People Dreams &
Technologies Group Co., Ltd. 2,900 28,504
PHC Holdings Corp. 219,200 1,514,335
Press Kogyo Co., Ltd. 618,500 3,352,272
Prima Meat Packers, Ltd. 101,400 1,580,624
Properst Co., Ltd. 3,400 5,958
#Punch Industry Co., Ltd. 40,600 128,002
QB Net Holdings Co., Ltd. 800 6,481
#Rasa Corp. 5,200 61,430
Rengo Co., Ltd. 962,499 9,018,989
#*RENOVA, Inc. 539,100 3,148,771
Restar Corp. 38,700 1,002,591
Shares Value
JAPAN — (Continued)
#Retail Partners Co., Ltd. 117,600 $ 1,012,590
Rheon Automatic Machinery
Co., Ltd. 59,500 567,628
Rhythm Co., Ltd. 5,800 140,788
Riken Technos Corp. 94,500 1,315,195
Riken Vitamin Co., Ltd. 22,800 459,651
Rinnai Corp. 5,600 125,910
Rion Co., Ltd. 2,200 46,010
Riso Kagaku Corp. 10,100 66,604
Ryobi, Ltd. 175,600 2,818,864
RYODEN Corp. 47,800 1,308,890
#Ryoyo Ryosan Holdings, Inc. 63,300 1,166,414
S Foods, Inc. 125,099 2,159,819
#Sac's Bar Holdings, Inc. 22,300 108,261
Sakai Chemical Industry Co.,
Ltd. 101,900 2,572,699
Sakai Heavy Industries, Ltd. 900 12,294
Sakata INX Corp. 186,100 2,921,966
Sakata Seed Corp. 11,400 308,940
Sala Corp. 237,000 1,705,775
San Holdings, Inc. 4,400 40,069
San ju San Financial Group,
Inc. 283,100 3,395,955
San-Ai Obbli Co., Ltd. 29,700 433,679
San-In Godo Bank, Ltd. (The) 586,050 8,597,977
Sanko Gosei, Ltd. 119,400 729,635
Sanko Metal Industrial Co.,
Ltd. 21,400 170,689
#Sankyo Tateyama, Inc. 163,736 671,500
#Sanoh Industrial Co., Ltd. 262,500 1,340,320
Sansei Technologies, Inc. 45,199 665,104
#Sansha Electric
Manufacturing Co., Ltd. 27,000 188,902
#Sanshin Electronics Co., Ltd. 17,200 314,024
Sanyo Chemical Industries,
Ltd. 69,792 2,132,442
#Sanyo Trading Co., Ltd. 165,722 900,295
Sato Corp. 83,400 1,282,231
#Sato Shoji Corp. 10,800 220,443
Sawai Group Holdings Co.,
Ltd. 33,300 345,182
Scroll Corp. 8,500 90,806
Seino Holdings Co., Ltd. 59,700 987,595
Sekisui Kasei Co., Ltd. 153,900 512,275
Senshu Ikeda Holdings, Inc. 1,453,500 8,635,648
Seven Bank, Ltd. 47,100 94,244
Shibaura Machine Co., Ltd. 155,900 4,038,860
#Shibusawa Logistics Corp. 2,800 31,987
Shibuya Corp. 42,300 1,166,255
Shikibo, Ltd. 29,600 193,708
Shikoku Bank, Ltd. (The) 207,010 4,329,366
#Shimojima Co., Ltd. 5,400 46,700
#Shin Nippon Biomedical
Laboratories, Ltd. 47,800 383,361
Shinagawa Refra Co., Ltd. 61,130 789,728
#Shindengen Electric
Manufacturing Co., Ltd. 55,061 1,180,928
Shinko Shoji Co., Ltd. 18,200 177,856
Shinmaywa Industries, Ltd. 204,500 2,534,015

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Shinsho Corp. 44,200 $ 715,361
Shinwa Co., Ltd. 8,600 171,487
#Shinwa Co., Ltd. 34,300 214,126
#Shirai Electronics Industrial
Co., Ltd. 1,700 4,655
#Shizuki Electric Co., Inc. 5,100 33,151
Shizuoka Gas Co., Ltd. 24,500 194,030
Showa Sangyo Co., Ltd. 79,700 1,776,951
Siix Corp. 241,115 2,126,082
SK-Electronics Co., Ltd. 7,400 161,269
Skymark Airlines, Inc. 8,700 22,293
#Soda Nikka Co., Ltd. 42,800 324,175
Soken Chemical & Engineering
Co., Ltd. 10,700 207,650
SPK Corp., Registered 2,800 24,391
Starzen Co., Ltd. 128,800 1,089,613
#Sugimoto & Co., Ltd.,
Registered 5,100 41,479
SUMCO Corp. 22 464
Sumida Corp. 263,000 2,134,062
Sumitomo Heavy Industries,
Ltd. 283,567 9,328,459
Sumitomo Osaka Cement Co.,
Ltd. 248,300 8,506,682
Sumitomo Rubber Industries,
Ltd. 490,400 7,022,214
Sumitomo Seika Chemicals
Co., Ltd. 208,100 1,598,407
Sun Frontier Fudousan Co.,
Ltd. 8,800 138,611
#Suncall Corp. 32,992 264,185
#Sun-Wa Technos Corp. 40,300 912,429
Suruga Bank, Ltd. 246,675 4,035,725
Suzuken Co., Ltd. 179,818 5,749,433
T Hasegawa Co., Ltd. 54,500 1,112,420
#T. RAD Co., Ltd. 19,000 176,963
#Tachibana Eletech Co., Ltd.,
Class S 51,200 1,112,589
Tachi-S Co., Ltd., Class S 290,600 4,128,354
Tadano, Ltd. 589,776 4,956,007
Taihei Dengyo Kaisha, Ltd. 9,900 150,591
Taiheiyo Cement Corp. 311,500 7,970,174
#Taiheiyo Kouhatsu, Inc. 500 2,512
#Taiho Kogyo Co., Ltd., Class
A 63,800 441,962
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 600 9,534
Takamatsu Construction
Group Co., Ltd. 71,100 1,667,819
#Takamiya Co., Ltd. 22,800 60,284
#Takaoka Toko Co., Ltd. 31,439 1,380,177
Takara Standard Co., Ltd. 122,203 2,317,808
Takasago International Corp. 152,950 1,162,314
Takashima & Co., Ltd. 29,000 147,891
Takashimaya Co., Ltd. 435,200 6,219,486
Take And Give Needs Co., Ltd. 6,317 26,978
#TAKEBISHI Corp. 2,700 41,341
#Taki Chemical Co., Ltd. 1,900 59,246
Tamura Corp. 354,800 1,804,918
Shares Value
JAPAN — (Continued)
Taoka Chemical Co., Ltd. 1,700 $ 8,018
#Tayca Corp. 31,500 439,981
#TBK Co., Ltd., Class R 100 209
Teijin, Ltd. 243,500 2,503,435
#Tekken Corp. 3,800 105,009
Terasaki Electric Co., Ltd. 4,400 111,779
#Tess Holdings Co., Ltd. 34,612 147,382
Toagosei Co., Ltd. 55,300 623,764
TOBISHIMA HOLDINGS, Inc. 153,200 1,990,710
Toda Corp. 499,900 4,679,547
Toenec Corp. 45,800 589,669
Toho Bank, Ltd. (The) 1,454,000 7,853,289
#Toho Holdings Co., Ltd. 8,400 211,761
Tohoku Bank, Ltd. (The) 19,800 180,435
Tokai Carbon Co., Ltd. 1,211,600 11,699,388
Tokai Corp. 40,500 623,175
Tokai Rika Co., Ltd. 181,182 3,612,830
Tokai Tokyo Financial
Holdings, Inc. 965,600 4,863,628
#Tokushu Tokai Paper Co.,
Ltd. 77,300 1,012,704
Tokuyama Corp. 167,100 3,979,546
Tokyo Energy & Systems, Inc. 105,800 1,324,950
Tokyo Kiraboshi Financial
Group, Inc. 763,000 8,160,710
Tokyo Printing Ink
Manufacturing Co., Ltd. 5,000 43,932
Tokyo Rope Manufacturing
Co., Ltd. 33,600 412,970
Tokyo Sangyo Co., Ltd. 12,100 63,074
Tokyo Steel Manufacturing
Co., Ltd. 187,700 2,088,896
Tokyo Tatemono Co., Ltd. 1,800 38,289
#Tokyo Tekko Co., Ltd. 142,900 1,724,941
Tokyu Construction Co., Ltd. 75,700 554,349
Toli Corp. 246,300 1,033,308
Tomoku Co., Ltd. 19,400 550,108
TOMONY Holdings, Inc. 1,362,007 8,528,315
Topre Corp. 162,000 2,872,200
Topy Industries, Ltd. 84,499 1,559,165
Torishima Pump
Manufacturing Co., Ltd., Class
A 22,400 389,406
Tosho Co., Ltd. 87,799 423,487
Totetsu Kogyo Co., Ltd. 7,700 201,900
Towa Bank, Ltd. (The) 105,700 880,916
Towa Pharmaceutical Co., Ltd. 144,500 3,634,621
#Toyo Kanetsu KK 77,368 1,188,520
Toyo Logistics Co., Ltd. 1,160 14,680
Toyo Seikan Group Holdings,
Ltd. 52,800 1,350,300
#Toyo Tanso Co., Ltd. 79,625 3,310,520
Toyo Tire Corp. 207,612 5,580,652
Toyobo Co., Ltd. 760,600 7,260,870
Toyoda Gosei Co., Ltd. 337,000 11,771,983
Toyota Boshoku Corp. 380,600 5,355,530
TRE Holdings Corp. 130,200 1,650,140
Trusco Nakayama Corp. 182,332 2,765,469
Tsubakimoto Chain Co. 228,000 3,702,986

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Tsubakimoto Kogyo Co., Ltd. 4,400 $ 79,254
Tsukada Global Holdings, Inc. 66,100 252,403
Tsukishima Holdings Co., Ltd. 27,600 473,910
#Tsukuba Bank, Ltd. 1,147,200 4,481,447
Tsumura & Co. 253,400 6,074,597
Tsurumi Manufacturing Co.,
Ltd. 21,000 293,716
UACJ Corp. 122,268 1,808,391
#UBE Corp. 725,300 14,499,167
UEX, Ltd. 500 3,219
Ultrafabrics Holdings Co., Ltd. 4,800 21,223
Umios Corp. 679,200 5,592,283
Unipres Corp. 291,800 2,448,389
UNISOL Holdings Co.rp. 68,300 1,228,950
#United Super Markets
Holdings, Inc. 280,045 1,445,734
#Urbanet Corp. Co., Ltd. 4,000 12,636
Ushio, Inc. 5,100 121,266
Valor Holdings Co., Ltd. 160,200 3,284,993
ValueCommerce Co., Ltd. 11,499 34,159
Vital KSK Holdings, Inc. 188,400 1,983,096
VT Holdings Co., Ltd. 463,500 1,432,200
Wacoal Holdings Corp. 3,300 91,233
Wakachiku Construction Co.,
Ltd. 100 2,261
Wakita & Co., Ltd. 205,500 2,480,584
Warabeya Nichiyo Holdings
Co., Ltd. 92,000 1,609,169
#Wellneo Sugar Co., Ltd. 1,200 20,838
Wood One Co., Ltd. 7,800 43,942
World Co., Ltd. 84,400 850,758
World Holdings Co., Ltd. 38,900 649,127
#Xebio Holdings Co., Ltd. 179,000 1,232,118
Yahagi Construction Co., Ltd. 38,800 464,942
#YAKUODO Holdings Co., Ltd. 7,299 79,167
YAMABIKO Corp. 44,906 1,092,861
Yamada Holdings Co., Ltd. 1,276,300 5,715,996
Yamae Group Holdings Co.,
Ltd. 87,900 1,553,466
Yamaguchi Financial Group,
Inc. 385,900 7,212,676
Yamaha Corp. 16,300 127,298
#Yamatane Corp. 56,100 743,067
Yamaya Corp. 2,300 30,118
Yamazen Corp. 49,100 547,663
Yellow Hat, Ltd. 90,700 1,030,468
Yodoko, Ltd. 27,300 237,466
Yokogawa Bridge Holdings
Corp. 136,600 2,539,400
#Yokorei Co., Ltd. 195,477 2,619,864
Yokowo Co., Ltd. 45,499 1,153,013
Yondenko Corp. 11,800 148,737
Yondoshi Holdings, Inc. 1,300 16,909
#Yorozu Corp. 103,326 582,091
Yotai Refractories Co., Ltd.,
Registered 300 3,309
Yuasa Co., Ltd. 15,400 561,934
Yurtec Corp. 162,200 2,436,693
#Yushin Co 8,200 34,402
Shares Value
JAPAN — (Continued)
Zacros Corp. 164,500 $ 1,400,923
#Zenrin Co., Ltd. 19,000 108,231
Zeon Corp. 392,900 5,579,192
ZERIA Pharmaceutical Co.,
Ltd. 31,700 416,097
#Zojirushi Corp., Class B 600 5,426
TOTAL JAPAN 1,180,907,368
NETHERLANDS — (2.8%)
Aalberts NV, Registered 302,548 14,814,983
Acomo NV 74,626 2,043,489
#Aegon, Ltd. 363,943 3,449,534
Aegon, Ltd.- NYS 2,359,866 22,277,135
Allfunds Group PLC 508,495 5,171,830
AMG Critical Materials NV 4,270 144,437
APERAM SA 250,740 13,114,699
ASR Nederland NV, Class B 12,671 1,033,332
#Brunel International NV 50,396 435,453
Corbion NV 136,766 2,978,750
*Flow Traders, Ltd. 166,319 5,067,166
ForFarmers NV 264,621 1,787,178
#Fugro NV 477,606 4,676,324
Havas NV 178,123 3,801,624
Kendrion NV 32,507 712,114
Koninklijke BAM Groep NV 169,754 2,263,647
Koninklijke Vopak NV 181,603 10,234,039
Randstad NV 269,951 11,336,606
SBM Offshore NV 489,082 18,198,138
ΩSignify NV 850,786 14,448,141
#Sligro Food Group NV 149,363 1,804,420
TKH Group NV 3,719 182,110
Van Lanschot Kempen NV 18,694 1,399,119
TOTAL NETHERLANDS 141,374,268
NEW ZEALAND — (0.1%)
Air New Zealand, Ltd. 1,286,682 313,790
Colonial Motor Co., Ltd. (The) 1,876 7,805
*Fletcher Building, Ltd. 352,462 756,005
Genesis Energy, Ltd. 163,679 246,237
#Heartland Group Holdings,
Ltd. 414,085 301,738
#*KMD Brands, Ltd. 45,058 47,926
*Oceania Healthcare, Ltd. 5,040 2,236
*Ryman Healthcare, Ltd. 1,660,011 2,087,586
Sanford, Ltd. 16,320 64,736
SKY Network Television, Ltd. 254,963 486,945
#*SKYCITY Entertainment
Group, Ltd. 777,374 283,231
*Steel & Tube Holdings, Ltd. 24,869 5,115
Summerset Group Holdings,
Ltd. 241,297 1,181,181
Tourism Holdings, Ltd. 4,305 7,235
TOTAL NEW ZEALAND 5,791,766
NORWAY — (0.9%)
Aker Solutions ASA 311,267 1,379,733
*Archer, Ltd. 222,043 580,615
#Austevoll Seafood ASA 177,712 1,592,704
*BEWi ASA 27,869 55,831
*BLUENORD ASA 8,802 475,172

Dimensional International Small Cap Value ETF
continued
Shares Value
NORWAY — (Continued)
Bonheur ASA 9,984 $ 236,331
#*BW Energy, Ltd. 100,286 548,791
BW Offshore, Ltd. 411,859 2,025,814
*Cadeler A/S 109,862 621,465
*Cloudberry Clean Energy
ASA 62,483 86,041
DNO ASA 1,614,898 2,846,955
Ω*Elkem ASA 1,460,179 4,772,732
#Grieg Seafood ASA 83,331 265,170
Hoegh Autoliners ASA 37,728 670,290
ΩKlaveness Combination
Carriers ASA 94,691 1,002,402
*Kongsberg Automotive ASA 4,511,244 1,027,423
#*LINK Mobility Group Holding
ASA 1,176,091 3,162,135
MPC Container Ships ASA 2,537,371 6,517,193
Ω*Norske Skog ASA 175,624 744,405
*NRC Group ASA 464,500 379,076
Odfjell Drilling, Ltd. 227,801 2,185,729
Odfjell SE, Class A 57,531 691,522
Odfjell Technology, Ltd. 816 4,999
*Panoro Energy ASA 701,517 2,059,978
Pareto Bank ASA 70,129 454,749
*Petronor E&P ASA 108,026 118,457
Rogaland Sparebank 810 12,811
Ω*Scatec ASA 134,925 1,303,128
Sea1 offshore, Inc. 252,754 715,553
#*SED Energy Holdings PLC,
Class A 397,478 333,180
Solstad Maritime ASA 34,633 102,977
Solstad Offshore ASA 115,447 825,300
SpareBank 1 Helgeland 555 9,198
Sparebanken More 4,810 56,548
Stolt-Nielsen, Ltd., Class R 56,165 1,883,181
TGS ASA 404,970 5,439,908
#Wilh. Wilhelmsen Holding
ASA, Class A 12,395 1,003,707
TOTAL NORWAY 46,191,203
PORTUGAL — (0.4%)
Banco Comercial Portugues
SA, Class R 72,702 89,084
#EDP Renewables SA 353,075 5,463,797
Galp Energia SGPS SA 132 2,990
#Ibersol SGPS SA 3,591 39,705
#Navigator Co. SA (The) 330,004 1,237,776
NOS SGPS SA 438,523 2,436,940
Semapa-Sociedade de
Investimento e Gestao 46,186 1,068,099
Sonae SGPS SA 3,558,102 8,351,295
#*Teixeira Duarte SA 197,657 111,092
TOTAL PORTUGAL 18,800,778
SINGAPORE — (0.9%)
Banyan Tree Holdings, Ltd. 44,300 18,979
China Aviation Oil Singapore
Corp., Ltd. 497,700 674,558
City Developments, Ltd. 1,523,500 9,315,684
Shares Value
SINGAPORE — (Continued)
COSCO SHIPPING
International Singapore Co.,
Ltd. 5,508,700 $ 510,621
CSE Global, Ltd. 128 120
Delfi, Ltd. 29,600 20,174
Frasers Property, Ltd. 20,500 16,607
Genting Singapore, Ltd. 1,085,500 536,915
#Geo Energy Resources, Ltd. 3,205,300 1,235,881
Golden Agri-Resources, Ltd. 23,948,600 5,316,522
GuocoLand, Ltd. 92,300 163,923
Ho Bee Land, Ltd. 28,400 45,350
Hong Fok Corp., Ltd. 513,000 351,643
Hutchison Port Holdings Trust,
Class U 8,810,100 1,700,349
Indofood Agri Resources, Ltd. 7,300 2,019
#ISDN Holdings, Ltd. 1,194,300 600,034
Koh Brothers Group, Ltd. 106,300 26,082
Mewah International, Inc. 300 69
NETLINK NBN TRUST 908,400 714,663
Olam Group, Ltd. 3,472,700 3,787,023
QAF, Ltd. 10,200 7,786
Raffles Medical Group, Ltd. 183,700 125,920
Seatrium, Ltd. 3,995,100 6,690,657
Sing Holdings, Ltd. 76,625 25,963
Singapore Land Group, Ltd. 41,800 107,447
Tiong Woon Corp. Holding,
Ltd. 2,800 2,268
UOB-Kay Hian Holdings, Ltd. 228,477 731,454
UOL Group, Ltd. 1,345,200 10,373,485
Wee Hur Holdings, Ltd. 1,975,300 1,046,272
TOTAL SINGAPORE 44,148,468
SPAIN — (2.1%)
Acciona SA 17,175 4,714,900
Acerinox SA 684,468 13,686,997
Almirall SA 294,705 3,763,712
#Atresmedia Corp. de Medios
de Comunicacion SA 428,499 2,568,578
Bankinter SA 624,178 11,440,092
CIE Automotive SA 55,850 1,699,629
Corp ACCIONA Energias
Renovables SA 212,795 5,312,836
*Deoleo SA 140,237 52,923
Ebro Foods SA 213,030 4,485,358
#*eDreams ODIGEO SA 41,500 259,748
Enagas SA 768,003 14,950,941
Faes Farma SA 46,231 242,551
ΩGestamp Automocion SA 810,221 2,731,344
ΩGlobal Dominion Access SA 178,100 579,903
#Grifols SA 1,069,924 12,265,688
Laboratorio Reig Jofre SA 877 2,684
Mapfre SA 1,904,822 9,717,518
Ω*Neinor Homes SA 6,890 125,568
*Obrascon Huarte Lain SA 873,247 434,036
ΩUnicaja Banco SA 3,774,113 14,442,501
Vidrala SA 8,756 882,501
TOTAL SPAIN 104,360,008
SWEDEN — (2.6%)
ΩAcadeMedia AB 492,829 5,155,591

Dimensional International Small Cap Value ETF
continued
Shares Value
SWEDEN — (Continued)
AFRY AB 621,235 $ 6,694,230
ΩAlimak Group AB 59,041 789,689
Alleima AB 876,340 10,380,128
Alligo AB, Class B 6,754 98,124
ΩAmbea AB, Class B 240,195 3,633,138
Arjo AB, Class B 1,335,681 3,797,030
ΩAttendo AB 62,216 713,462
Betsson AB, Class B 123,040 1,187,839
#*Better Collective A/S 76,820 972,731
*BHG Group AB 344,787 698,609
*BICO Group AB, Class B 4,490 6,777
Billerud AB 532,952 4,242,946
*Bonava AB, Class B 4,242 4,464
ΩBravida Holding AB 36,797 506,826
*Bulten AB 6,434 38,307
Byggmax Group AB 288,405 1,562,950
#Cloetta AB, Class B 829,941 4,980,516
*Cynca Nordic AB 38,650 65,146
Ω*Dometic Group AB 615,089 1,533,209
Duni AB 2,116 17,500
Ω*Dustin Group AB 1,235,217 234,614
Eastnine AB 75,808 373,080
*Electrolux AB, Class B 1,403,420 4,085,218
Elekta AB, Class B 603,505 3,060,542
*Eltel AB 30,477 42,489
*Embracer Group AB, Class B 129,635 915,054
*Enad Global 7 AB 70,783 150,989
*Enea AB 35,640 220,415
Fagerhult Group AB 187,438 341,868
#*Fasadgruppen Group AB 22,074 48,938
G5 Entertainment AB 460 3,202
Granges AB 301,970 5,672,225
*Hexatronic Group AB 555,831 2,207,010
Hexpol AB 90,223 838,866
Humana AB 99,174 654,923
*Humble Group AB 146,254 87,078
Husqvarna AB, Class B 702,566 2,858,133
Instalco AB 74,920 294,497
*International Petroleum Corp. 263,880 5,985,706
*Intrum AB 2,765,809 925,995
Inwido AB 205,890 3,712,063
JM AB 421,325 5,436,594
Kabe Group AB, Class B 28 552
*K-Fast Holding AB, Class B 2,394 2,976
KNOW IT AB 127,102 1,233,715
Lindab International AB 52,585 684,046
Loomis AB, Class B 55,150 3,034,984
MEKO AB 102,638 826,806
*Modern Times Group MTG
AB, Class B 417,922 5,721,238
*Morrow Bank AB 22,136 29,004
Nederman Holding AB 8,962 120,433
New Wave Group AB, Class B 132,598 1,313,471
#*Nobia AB 118,271 181,969
*Norion Bank AB 219,498 1,348,279
Peab AB, Class B 336,661 3,324,263
*Pricer AB, Class B 9,942 4,768
Ratos AB, Class B 947,492 3,573,455
Shares Value
SWEDEN — (Continued)
Rejlers AB, Class B 6,214 $ 102,785
*Rottneros AB 87,330 19,040
*Sdiptech AB, Class B 67,586 1,713,029
*Sedana Medical AB 3,174 3,261
*Sensys Gatso Group AB 4,348 18,595
Ω#*Sinch AB 2,496,429 10,480,292
Storskogen Group AB, Class B 6,315,920 7,073,963
Svedbergs Group AB, Class B 3,746 22,617
VBG Group AB, Class B 34,282 1,173,278
#Vitec Software Group AB,
Class B 24,204 583,027
#Vitrolife AB 179,975 1,624,303
TOTAL SWEDEN 129,442,860
SWITZERLAND — (7.0%)
Adecco Group AG 986,649 27,439,098
Allreal Holding AG, Registered 63,334 16,556,629
ALSO Holding AG, Registered 3,207 764,242
*ams-OSRAM AG 254,327 5,013,925
#*Arbonia AG 178,709 848,208
Ascom Holding AG, Registered 23,798 150,309
Autoneum Holding AG 15,350 2,477,857
Banque Cantonale de Geneve,
Class BR 57,030 2,290,928
#Banque Cantonale Vaudoise,
Registered 45,847 7,196,797
Barry Callebaut AG,
Registered 2,605 3,628,744
Bell Food Group AG 10,372 2,330,671
#Bellevue Group AG, Class
BR 462 4,169
Berner Kantonalbank AG,
Registered 16,774 7,992,555
Bucher Industries AG,
Registered 25,267 9,868,824
Cembra Money Bank AG 36,479 4,048,964
*Cicor Technologies, Ltd.,
Registered 31 4,498
*Clariant AG, Registered 1,162,134 13,143,225
DKSH Holding AG 31,003 2,567,457
*EFG International AG 380,443 7,561,366
Flughafen Zurich AG,
Registered 11,676 3,420,323
Forbo Holding AG, Registered 5,198 5,859,435
Glarner Kantonalbank 234 7,289
Helvetia Baloise Holding AG,
Registered 33,654 9,018,215
Implenia AG, Registered 111,283 8,803,055
Investis Holding SA 7,570 1,422,211
Julius Baer Group, Ltd.,
Registered 42,496 3,723,029
Jungfraubahn Holding AG,
Registered 16,207 5,218,372
#*Komax Holding AG, Class R 4,412 284,663
*Landis+Gyr Group AG 152,227 8,589,287
Liechtensteinische
Landesbank AG 30,530 4,264,125
Luzerner Kantonalbank AG,
Registered 65,507 9,019,813
ΩMedmix AG 90,458 988,380

Dimensional International Small Cap Value ETF
continued
Shares Value
SWITZERLAND — (Continued)
Meier Tobler Group AG 169 $ 7,060
Mikron Holding AG, Registered 2,541 53,392
Mobimo Holding AG,
Registered 24,479 10,574,638
Ω*Montana Aerospace AG 194,051 5,804,381
Naturenergie Holding AG 164 6,324
OC Oerlikon Corp. AG
Pfaeffikon 1,141,872 6,696,969
Orell Fuessli AG, Registered 117 20,318
Phoenix Mecano AG,
Registered 1,842 960,786
#*Rieter Holding AG,
Registered 297,908 1,119,387
Schweiter Technologies AG,
Registered 3,109 1,341,130
*SIG Group AG 440,699 8,001,815
*Softwareone Holding AG 65,497 711,598
St. Galler Kantonalbank AG,
Registered 12,898 10,362,400
*Sunrise Communications AG 149,298 7,875,952
#Swatch Group AG (The),
Class BR 119,823 26,703,031
Swatch Group AG (The),
Registered 75,111 3,351,470
Swiss Prime Site AG,
Registered 271,020 44,151,086
Tecan Group AG, Class R 32,704 7,522,668
TX Group AG 8,658 1,478,939
Valiant Holding AG 90,566 17,686,704
Vaudoise Assurances Holding
SA 5,108 5,069,803
#Vetropack Holding AG, Class
A 51,892 1,213,518
Vontobel Holding AG, Class R 146,759 15,654,535
VP Bank AG, Class A 10,902 1,290,911
V-ZUG Holding AG 180 9,500
Walliser Kantonalbank,
Registered 1,592 318,774
Zehnder Group AG,
Registered 13,068 1,093,509
Zug Estates Holding AG, Class
B 64 175,613
Zuger Kantonalbank, Class BR 169 2,182,869
TOTAL SWITZERLAND 355,945,743
UNITED KINGDOM — (12.4%)
Ashmore Group PLC 1,224,140 3,400,206
ATALAYA MINING COPPER
SA 251,086 2,992,096
*Auction Technology Group
PLC 364,692 2,233,069
Aviva PLC 736,837 6,875,744
Balfour Beatty PLC 255,618 2,966,982
Barratt Redrow PLC,
Registered 2,141,034 8,450,843
Beazley PLC 1,009,735 17,535,972
Bellway PLC 712,057 19,050,026
*Berkeley Group Holdings PLC 435,989 20,535,629
Bloomsbury Publishing PLC 14,391 118,331
Bodycote PLC 582,394 5,662,643
Shares Value
UNITED KINGDOM — (Continued)
Breedon Group PLC 1,976,456 $ 8,803,991
C&C Group PLC 1,269,225 1,738,805
Canal+ SA 590,361 2,089,478
Card Factory PLC 1,366,413 1,384,654
Central Asia Metals PLC 305,088 605,183
Chesnara PLC 998,041 4,620,311
*Close Brothers Group PLC 397,829 2,278,571
ΩCMC Markets PLC 44,626 400,570
Conduit Holdings, Ltd., Class
WI 327,035 1,903,465
Costain Group PLC 223,829 635,570
#Crest Nicholson Holdings
PLC 640,187 531,565
Currys PLC 5,429,078 12,267,080
DCC Energy PLC 50,449 4,297,547
DFS Furniture PLC 141,551 269,547
Drax Group PLC 1,468,999 14,579,679
Elementis PLC 3,275,802 7,811,704
EnQuest PLC 3,668,044 1,179,769
Essentra PLC 395,938 555,213
Everplay Group PLC 82,783 261,245
Firstgroup PLC 2,375,861 5,895,849
ΩForterra PLC 145,143 272,675
*Frasers Group PLC 404,266 4,409,453
Future PLC 50,898 209,461
GB Group PLC 701,131 2,085,239
Genuit Group PLC 724,915 2,645,704
*Georgia Capital PLC 176,722 9,405,926
Grafton Group PLC 1,086,521 14,120,328
Grainger PLC 1,351,968 3,174,872
Greencore Group PLC 2,087,531 7,315,404
Gulf Keystone Petroleum, Ltd. 1,078,738 2,479,524
Halfords Group PLC 1,015,586 3,321,142
Harworth Group PLC 567,404 995,714
Hays PLC 44,627 33,872
Henry Boot PLC 79,922 163,484
Hikma Pharmaceuticals PLC 296,071 6,315,236
Hilton Food Group PLC 184,193 1,484,788
Hiscox, Ltd. 838,022 20,401,327
Hunting PLC, Class U 583,508 3,482,610
ΩIbstock PLC 2,822,374 3,538,033
Investec PLC 875,593 7,647,358
Ithaca Energy PLC 702,348 2,289,238
ITV PLC 8,046,329 8,040,049
JD Sports Fashion PLC 4,466,431 5,377,172
Johnson Matthey PLC 659,481 17,678,933
Jupiter Fund Management
PLC 3,037,015 6,457,560
Keller Group PLC 191,998 7,813,451
Kier Group PLC 1,615,285 5,208,353
Kingfisher PLC 7,406,907 30,760,773
Lancashire Holdings, Ltd. 1,109,081 8,992,589
Lion Finance Group PLC 175,258 27,382,588
Man Group PLC 482,723 1,963,165
Marks & Spencer Group PLC 44,609 243,192
Marshalls PLC 166,897 363,405
*Marston's PLC 139,835 95,973
Mears Group PLC 80,684 467,982

Dimensional International Small Cap Value ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
*Metro Bank Holdings PLC 50,712 $ 120,795
*Mitchells & Butlers PLC 1,705,912 6,336,218
MJ Gleeson PLC 33,348 122,068
Mondi PLC 1,725,189 20,713,969
Mountview Estates PLC 1,917 219,283
MP Evans Group PLC 118,337 2,589,438
OSB Group PLC 1,962,452 14,696,998
Paragon Banking Group PLC,
Class A 910,678 10,257,812
Persimmon PLC 1,562,811 23,281,905
Pets at Home Group PLC 2,160,304 6,122,625
*Pinewood Technologies
Group PLC 7,280 42,128
*Playtech PLC 187,765 956,665
Premier Foods PLC 4,309,165 11,267,572
PZ Cussons PLC 111,767 166,655
QinetiQ Group PLC 301,182 2,050,898
Rank Group PLC 703,786 916,812
Reach PLC 966,598 579,506
RHI Magnesita NV 31,682 1,204,469
#RWS Holdings PLC 64,643 83,818
ΩSabre Insurance Group PLC 598,956 1,471,838
Savills PLC 76,472 946,792
Schroders PLC 607,394 4,810,402
Senior PLC 1,690,485 6,608,789
Serco Group PLC 39,768 129,299
Serica Energy PLC 1,399,747 4,430,485
#*SIG PLC 1,138,903 134,876
*SigmaRoc PLC 780,723 1,294,411
ΩSpire Healthcare Group PLC 1,770,848 5,564,582
Tate & Lyle PLC 563,439 4,200,694
Taylor Wimpey PLC 16,066,255 16,864,508
TBC Bank Group PLC 296,607 19,207,527
TP ICAP Group PLC 5,156,101 23,772,409
Travis Perkins PLC 970,404 7,241,334
*TT Electronics PLC 402,681 687,139
Vesuvius PLC 1,357,496 6,777,615
Victrex PLC 53,931 568,283
#*Vistry Group PLC 1,671,567 6,564,073
Shares Value
UNITED KINGDOM — (Continued)
Ω*Watches of Switzerland
Group PLC 61,425 $ 603,024
Whitbread PLC 749,470 25,315,844
WPP PLC 224,467 902,302
#WPP PLC, Sponsored ADR 22,424 453,189
Young & Co's Brewery PLC,
Class A 108,654 1,336,461
Young & Co's Brewery PLC,
Class NV 17,904 180,225
Zigup PLC, Class B 1,276,344 7,944,085
TOTAL UNITED KINGDOM 628,307,730
UNITED STATES — (0.3%)
#Diversified Energy Co. 10,665 140,223
International Paper Co. 207,447 8,528,699
Ovintiv, Inc. 124,476 7,763,058
TOTAL UNITED STATES 16,431,980
TOTAL COMMON STOCKS 4,905,204,189
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA
2.070% 33,024 4,156,734
Einhell Germany AG, Class P
2.690% 18 1,465
Jungheinrich AG 1.190% 66,852 1,872,148
Porsche Automobil Holding SE
5.250% 204,041 6,756,371
Sixt SE, Class A 5.380% 40,124 2,760,646
STO SE & Co. KGaA 0.320% 3,664 407,228
TOTAL GERMANY 15,954,592
TOTAL PREFERRED
STOCKS 15,954,592
TOTAL INVESTMENT SECURITIES — (97.1%)
(Cost $3,940,821,857) 4,921,158,781
SECURITIES LENDING COLLATERAL — (2.9%)
@§The DFA Short Term
Investment Fund 12,888,286 149,078,809
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,089,900,666) $ 5,070,237,590
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $157,962,859 which represented 3.2% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment

Dimensional International Small Cap Value ETF
continued
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 301,918,453 $ — $ 563,798 $ 302,482,251
Austria ....................... 56,263,607 — — 56,263,607
Belgium ...................... 86,255,358 — — 86,255,358
Canada ...................... 622,153,171 — — 622,153,171
Denmark ..................... 120,629,853 — — 120,629,853
Finland ....................... 117,438,379 — — 117,438,379
France ....................... 306,283,147 — — 306,283,147
Germany ..................... 341,068,402 — — 341,068,402
Hong Kong .................... 78,745,993 — — 78,745,993
Ireland ....................... 11,410,544 — — 11,410,544
Israel ........................ 32,028,824 — — 32,028,824
Italy ......................... 158,742,488 — — 158,742,488
Japan ........................ 1,180,907,368 — — 1,180,907,368
Netherlands ................... 141,374,268 — — 141,374,268
New Zealand .................. 5,791,766 — — 5,791,766
Norway ....................... 46,191,203 — — 46,191,203
Portugal ...................... 18,800,778 — — 18,800,778
Singapore ..................... 44,148,468 — — 44,148,468
Spain ........................ 104,360,008 — — 104,360,008
Sweden ...................... 129,442,860 — — 129,442,860
Switzerland .................... 355,945,743 — — 355,945,743
United Kingdom ................ 628,307,730 — — 628,307,730
United States .................. 16,431,980 — — 16,431,980
Preferred Stocks
Germany ..................... 15,954,592 — — 15,954,592
Securities Lending Collateral ........ — 149,078,809 — 149,078,809
Total Investments .................
$4,920,594,983 $149,078,809 $563,798> $5,070,237,590
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional International Small Cap ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (95.6%)
AUSTRALIA — (5.6%)
#*29Metals, Ltd. 1,788,894 $ 326,672
#*4DMedical, Ltd. 600 1,530
*Acrow, Ltd. 45,410 28,066
#Acrow, Ltd. 379,048 234,278
#Adairs, Ltd., Class B 179,969 180,754
AGL Energy, Ltd. 475,975 2,768,016
*AIC Mines, Ltd. 545,370 279,620
*Alkane Resources, Ltd. 1,524,183 1,423,780
*Alkane Resources, Ltd. 529,097 486,535
*AMA Group, Ltd. 402,925 125,933
#Amotiv, Ltd. 215,946 1,064,722
AMP, Ltd. 5,370,019 8,109,020
*Amplitude Energy, Ltd. 394,015 419,256
#Ansell, Ltd. 291,590 6,715,342
#*Appen, Ltd. 437,171 366,922
*Arafura Rare Earths, Ltd. 70,198 8,875
#ARB Corp., Ltd. 58,240 809,917
#ARN Media, Ltd. 62,192 11,357
AUB Group, Ltd. 229,616 4,493,009
#*Aurelia Metals, Ltd. 3,009,502 665,824
Aurizon Holdings, Ltd. 1,263,612 3,718,620
#*Aurum Resources, Ltd. 224,701 72,597
*Ausgold, Ltd. 571,180 342,999
#Aussie Broadband, Ltd. 622,074 2,084,081
*Austal, Ltd. 478,595 1,213,471
#*Australian Agricultural Co.,
Ltd. 243,340 232,438
#Australian Clinical Labs, Ltd. 340,144 568,583
#Australian Ethical Investment,
Ltd. 112,393 348,912
*Australian Vanadium, Ltd. 3,757 369
Autosports Group, Ltd. 14,765 16,540
*Baby Bunting Group, Ltd. 56,086 40,968
Bank of Queensland, Ltd. 1,485,105 6,925,949
#Bapcor, Ltd. 699,953 216,310
*BCI Minerals, Ltd. 617,048 186,355
#Beach Energy, Ltd. 2,975,344 1,901,659
#Beacon Lighting Group, Ltd. 1,220 1,371
Beacon Minerals, Ltd. 6,620 11,577
Bega Cheese, Ltd. 562,122 2,404,374
Bell Financial Group, Ltd. 832 935
*Bellevue Gold, Ltd. 2,701,643 2,390,851
Bendigo & Adelaide Bank, Ltd. 311,016 2,503,349
#*Betmakers Technology
Group, Ltd. 221,955 25,722
Bisalloy Steel Group, Ltd. 21,270 73,052
#*Black Cat Syndicate, Ltd. 939,845 590,790
#*Boss Energy, Ltd. 416,136 356,573
Bravura Solutions, Ltd. 846,945 1,510,925
#Breville Group, Ltd. 266,294 6,145,865
*Brightstar Resources, Ltd. 235,051 52,828
Capral, Ltd. 10,900 90,872
Capricorn Metals, Ltd. 564,947 5,059,085
#*Catalyst Metals, Ltd. 257,169 975,363
Shares Value
AUSTRALIA — (Continued)
*Catapult Sports, Ltd. 78,655 $ 184,513
Cedar Woods Properties, Ltd. 167,272 823,560
#*Chalice Mining, Ltd. 4,225 3,309
Challenger, Ltd. 417,188 2,874,451
#Champion Iron, Ltd. 617,126 1,478,027
*Chrysos Corp., Ltd. 27,421 116,133
Civmec Australia, Ltd. 14,356 17,242
Civmec Australia, Ltd.,
Registered 30,100 36,107
Cleanaway Waste
Management, Ltd. 2,077,248 3,413,959
ClearView Wealth, Ltd. 84,220 38,449
#Clinuvel Pharmaceuticals,
Ltd. 53,540 340,691
*Coast Entertainment
Holdings, Ltd. 699,168 255,352
Cobram Estate Olives, Ltd. 51,565 117,342
Codan, Ltd. 96,251 2,709,487
#Collins Foods, Ltd. 225,393 1,299,684
Ω*Coronado Global
Resources, Inc. 295,612 35,296
#*<Corporate Travel
Management, Ltd. 184,526 390,102
*Cyprium Metals, Ltd. 49,785 15,560
Dalrymple Bay Infrastructure,
Ltd. 841,219 3,308,653
Data#3, Ltd. 304,465 2,087,090
#*Develop Global, Ltd. 648,260 2,203,681
Dicker Data, Ltd. 279,892 2,463,177
#Domino's Pizza Enterprises,
Ltd., Class B 111,696 1,456,812
Downer EDI, Ltd. 1,265,207 6,913,457
*DUG Technology, Ltd. 8,223 11,724
Duratec, Ltd. 77,738 115,751
Dyno Nobel, Ltd. 3,562,414 9,457,803
Eagers Automotive, Ltd. 102,475 1,692,814
#Elders, Ltd. 709,334 2,804,873
#*Elevra Lithium, Ltd. 13,887 72,761
#*Elevra Lithium, Ltd., ADR 559 29,381
#*Emeco Holdings, Ltd. 663,483 452,018
*Emerald Resources NL 1,181,798 4,473,898
#*EML Payments, Ltd. 582,446 132,951
#Endeavour Group, Ltd. 365,072 892,302
Energy One, Ltd. 7,312 73,439
*Energy World Corp., Ltd. 3,072 112
EQT Holdings, Ltd. 25,953 307,144
Eureka Group Holdings, Ltd. 141,864 74,231
#EVT, Ltd. 118,192 1,067,537
#Fenix Resources, Ltd. 385,663 73,135
Fiducian Group, Ltd. 2,089 12,325
#Finbar Group, Ltd. 224 106
*Findi, Ltd. 4,093 1,164
FleetPartners Group, Ltd. 408,554 812,063
#Fleetwood, Ltd. 169,802 281,455

Dimensional International Small Cap ETF
continued
Shares Value
AUSTRALIA — (Continued)
#Flight Centre Travel Group,
Ltd. 429,125 $ 3,978,431
*Forrestania Resources, Ltd.,
Class A 2,005 465
#G8 Education, Ltd. 23,814 2,509
*Genesis Minerals, Ltd. 1,231,587 4,939,185
GenusPlus Group, Ltd. 64,888 398,774
GR Engineering Services, Ltd. 194,077 776,968
GrainCorp, Ltd., Class A 585,051 2,296,993
#*Great Boulder Resources,
Ltd. 197,732 8,888
#Guzman y Gomez, Ltd. 3,602 63,120
GWA Group, Ltd. 432,659 726,269
Hansen Technologies, Ltd. 333,892 991,974
Harvey Norman Holdings, Ltd. 104,654 361,639
#*Healius, Ltd. 1,424,146 375,094
Helia Group, Ltd. 727,158 2,563,814
Helloworld Travel, Ltd. 86,158 94,401
Horizon Oil, Ltd. 480,925 74,311
HUB24, Ltd., Registered 796 47,638
#IDP Education, Ltd. 144,340 234,182
*IGO, Ltd. 1,157,553 5,585,367
#Iluka Resources, Ltd. 1,273,491 5,411,346
Imdex, Ltd. 1,090,961 2,827,416
#Inghams Group, Ltd. 847,585 1,339,429
Integral Diagnostics, Ltd. 703,961 1,038,298
IPD Group, Ltd. 13,459 45,658
#IPH, Ltd. 880,493 2,572,606
IRESS, Ltd. 500,077 2,395,385
#IVE Group, Ltd. 208,354 409,745
*Judo Capital Holdings, Ltd. 2,873,858 1,957,903
#Jumbo Interactive, Ltd.,
Registered 6,569 33,404
Jupiter Mines, Ltd. 3,594,843 669,083
Karoon Energy, Ltd. 1,930,804 2,359,617
Kelsian Group, Ltd. 164,372 511,429
Kingsgate Consolidated, Ltd. 184,877 524,588
#Kogan.com, Ltd. 97,270 291,716
#L1 Group, Ltd. 331,509 239,821
*Lake Resources NL 1,645,592 45,075
Lendlease Corp., Ltd. 1,057,730 2,250,979
#*Lifestyle Communities, Ltd. 261,579 935,136
*Lindian Resources, Ltd. 253,793 139,036
#Lindsay Australia, Ltd. 64,356 30,736
Lovisa Holdings, Ltd. 90,405 1,515,015
Lycopodium, Ltd. 8,455 105,703
#Maas Group Holdings, Ltd. 305,660 1,064,815
*Mach7 Technologies, Ltd. 824 171
Macmahon Holdings, Ltd. 3,841,060 2,495,439
*Macquarie Technology
Group, Ltd. 9,158 388,500
Mader Group, Ltd. 10,758 52,136
#Magellan Financial Group,
Ltd. 589,043 3,950,976
#*Maritana Minerals, Ltd. 95,829 41,393
Maxiparts, Ltd. 198 218
*Mayne Pharma Group, Ltd. 84,105 157,129
McMillan Shakespeare, Ltd. 133,612 1,829,929
*Megaport, Ltd. 174,619 2,219,853
Shares Value
AUSTRALIA — (Continued)
#*Mesoblast, Ltd. 1,257,413 $ 1,810,447
*Metals X, Ltd. 669,986 741,140
Metcash, Ltd. 2,376,083 5,073,285
*Metro Mining, Ltd. 353,927 350,499
*Michael Hill International, Ltd.,
Class B 996 245
Monadelphous Group, Ltd. 206,409 4,243,316
#Monash IVF Group, Ltd. 260,568 128,107
#Myer Holdings, Ltd. 822,898 121,372
MyState, Ltd. 298,620 1,023,512
#*Nanosonics, Ltd. 267,998 591,038
Netwealth Group, Ltd. 54,017 818,721
#*Neuren Pharmaceuticals,
Ltd. 149,899 1,895,070
#New Hope Corp., Ltd. 1,256,364 4,579,699
#NIB Holdings, Ltd. 706,910 3,723,741
Nick Scali, Ltd. 197,622 2,204,143
#*Nickel Industries, Ltd. 1,995,998 1,142,541
#Nine Entertainment Co.
Holdings, Ltd. 2,304,185 1,553,612
NRW Holdings, Ltd. 1,118,862 5,500,835
*Nufarm, Ltd. 395,032 832,353
*Nuix, Ltd. 281,192 252,794
Objective Corp., Ltd. 7,577 37,252
#*Omni Bridgeway, Ltd. 158,596 168,756
oOh!media, Ltd. 971,437 1,057,549
*Ora Banda Mining, Ltd. 2,129,863 1,697,859
Orora, Ltd. 844,130 865,598
#*Paladin Energy, Ltd. 542,485 3,589,159
*Pantoro Gold, Ltd. 354,731 508,257
#*Paradigm
Biopharmaceuticals, Ltd. 54,522 6,318
#*Paragon Care, Ltd. 156,945 13,779
Peet, Ltd. 276,956 346,246
*PeopleIN, Ltd. 771 384
Perenti, Ltd. 2,004,610 2,984,831
Perpetual, Ltd. 210,798 2,807,106
Perseus Mining, Ltd. 748,239 2,548,802
#Pinnacle Investment
Management Group, Ltd. 18,769 210,655
*PolyNovo, Ltd. 8,262 5,019
*<PPK Mining Equipment
Group 160 –
Praemium, Ltd. 523,917 266,781
Premier Investments, Ltd. 8,254 79,364
Propel Funeral Partners, Ltd. 90,841 205,443
#PWR Holdings, Ltd. 128,066 892,277
#*PYC Therapeutics, Ltd. 57,259 68,367
#*QPM Energy, Ltd. 447,913 2,831
Ramelius Resources, Ltd. 1,099,249 2,354,778
#*ReadyTech Holdings, Ltd. 296 360
#Redox, Ltd. Australia 54,984 141,728
Regis Healthcare, Ltd. 338,730 1,482,162
Regis Resources, Ltd. 1,654,114 7,075,169
Reliance Worldwide Corp., Ltd. 1,189,250 2,940,153
*Resolute Mining, Ltd. 4,470,952 2,920,364
#Ricegrowers, Ltd. 4,915 48,570
Ridley Corp., Ltd. 470,881 945,870
*Sandfire Resources, Ltd. 134,779 1,793,847

Dimensional International Small Cap ETF
continued
Shares Value
AUSTRALIA — (Continued)
#SEEK, Ltd. 241,927 $ 2,496,090
#Select Harvests, Ltd. 247,637 728,758
Servcorp, Ltd. 72,188 327,531
Service Stream, Ltd. 1,191,282 2,041,543
#Shape Australia Pty, Ltd. 7,219 32,146
Shaver Shop Group, Ltd. 178,977 181,643
Sigma Healthcare, Ltd. 156,505 323,169
#*Silex Systems, Ltd. 28,597 92,592
Sims, Ltd. 213,478 3,836,873
#*SiteMinder, Ltd. 108,202 254,586
SKS Technologies Group, Ltd. 45,859 235,126
*Smart Parking, Ltd. 55,428 27,640
SmartGroup Corp., Ltd. 236,835 2,130,831
#Southern Cross Electrical
Engineering, Ltd. 519,665 1,580,394
#Southern Cross Media
Group, Ltd. 509,226 193,134
SRG Global, Ltd. 1,259,686 2,972,731
#*St. Barbara, Ltd. 2,929,251 936,099
Stanmore Resources, Ltd. 654,950 1,062,611
#*Starpharma Holdings, Ltd.,
Class A 63,085 33,231
Steadfast Group, Ltd. 694,223 2,491,575
*Strike Energy, Ltd. 332,491 23,119
Super Retail Group, Ltd. 222,626 2,081,172
*Superloop, Ltd. 1,093,982 2,458,749
Supply Network, Ltd. 19,186 455,600
#*Syrah Resources, Ltd. 3,271,326 252,738
Tabcorp Holdings, Ltd. 4,960,230 3,118,020
#*Telix Pharmaceuticals, Ltd. 63,699 635,742
*<Ten Sixty Four, Ltd. 1,136 88
#Treasury Wine Estates, Ltd.,
Class B 352,892 1,221,920
Tribune Resources, Ltd. 2,204 7,430
*Tuas, Ltd. 253,542 384,643
#*Tyro Payments, Ltd. 850,574 504,804
Vault Minerals, Ltd. 1,582,624 5,302,128
Ventia Services Group Pty,
Ltd. 1,578,159 6,451,011
ΩViva Energy Group, Ltd. 2,281,970 4,567,819
#*Vulcan Energy Resources,
Ltd. 544,591 975,359
#Vulcan Steel, Ltd. 57,415 211,709
#*Vysarn, Ltd. 464,936 373,898
Wagners Holding Co., Ltd. 68,291 193,775
Washington H Soul Pattinson
& Co., Ltd. 64,149 2,082,897
*WEB Travel Group, Ltd. 94,539 227,086
#Webjet Group, Ltd. 430,885 122,566
#*West African Resources,
Ltd. 2,068,587 4,126,161
Westgold Resources, Ltd. 983,542 3,267,444
Westgold Resources, Ltd. 206,334 673,636
#Whitehaven Coal, Ltd. 1,359,275 6,663,721
#*Wildcat Resources, Ltd. 313,536 73,771
*<Wiluna Mining Corp., Ltd. 736 20
Worley, Ltd. 334,495 2,483,240
Shares Value
AUSTRALIA — (Continued)
XRF Scientific, Ltd. 46,941 $ 57,861
TOTAL AUSTRALIA 333,002,171
AUSTRIA — (1.3%)
*Addiko Bank AG, Class B 56 1,714
Agrana Beteiligungs AG 16,273 213,441
ANDRITZ AG 100,810 9,418,135
*AT&S Austria Technologie &
Systemtechnik AG 53,822 8,099,773
ΩBAWAG Group AG 107,474 21,664,206
#CA Immobilien Anlagen AG 49,684 1,380,508
DO & CO. AG 13,242 3,077,586
*Eurotelesites AG 11,343 58,859
EVN AG 34,785 1,172,640
FACC AG 6,409 122,259
*Kapsch TrafficCom AG 24 130
#*Lenzing AG 21,608 582,992
#Mayr Melnhof Karton AG 8,996 860,114
Palfinger AG 19,429 656,091
Porr AG 37,461 1,618,432
#SBO AG 16,158 545,633
Strabag SE, Class BR 37,083 3,575,396
Telekom Austria AG, Class A 83,384 972,805
UNIQA Insurance Group AG 175,162 3,627,586
Vienna Insurance Group AG
Wiener Versicherung Gruppe 53,170 4,337,287
voestalpine AG 209,071 10,819,782
Wienerberger AG 192,559 4,710,124
Zumtobel Group AG 10,748 49,835
TOTAL AUSTRIA 77,565,328
BELGIUM — (1.4%)
#Ackermans & van Haaren NV 41,173 12,752,427
Ageas SA/NV, Class B 43,860 3,628,297
Azelis Group NV 92,022 1,197,456
Barco NV 70,400 637,460
Bekaert SA 84,648 3,881,059
*bpost SA 53,008 91,605
Cie d'Entreprises CFE 1,551 21,146
CMB. Tech NV 146,587 2,368,846
CMB. Tech NV 38,974 632,841
#Colruyt Group NV 47,499 2,133,534
Deceuninck NV 108,374 273,070
#Deme Group NV 7,283 1,384,285
#D'ieteren Group 35,084 7,241,638
Econocom Group SA/NV 67,181 111,305
#Elia Group SA/NV, Class B 15,379 2,206,479
#EVS 18,232 577,911
Fagron 97,626 2,605,906
#Ion Beam Applications 10,213 185,659
Jensen-Group NV 1,413 137,537
#Kinepolis Group NV 19,480 907,714
Lotus Bakeries NV 438 5,613,898
Melexis NV 38,977 3,062,911
*Onward Medical NV 27,896 74,783
*Orange Belgium SA 1,144 28,957
Proximus SADP 358,833 2,652,594
Recticel SA 46,085 657,486
Sipef NV 6,016 627,799
Solvay SA, Class A 234,205 7,156,975

Dimensional International Small Cap ETF
continued
Shares Value
BELGIUM — (Continued)
#Syensqo SA 69,991 $ 6,188,585
Tessenderlo Group SA 19,710 484,161
Umicore SA 490,577 12,191,754
Van de Velde NV 1,848 64,212
VGP NV 28,103 2,728,980
Viohalco SA 10,658 216,802
TOTAL BELGIUM 84,726,072
BRAZIL — (0.0%)
Aura Minerals, Inc. 30,638 1,671,916
TOTAL BRAZIL 1,671,916
CANADA — (12.2%)
*5N Plus, Inc. 245,141 5,693,192
#A&W Food Services of
Canada, Inc. 1,400 37,134
Acadian Timber Corp. 52 662
*ACT Energy Technologies,
Ltd. 24,200 103,159
#ADENTRA, Inc. 23,769 588,274
ADF Group, Inc. 39,843 443,631
#*Advantage Energy, Ltd. 359,918 2,822,182
Aecon Group, Inc. 196,654 6,340,422
AGF Management, Ltd., Class
B 75,347 1,213,845
*Air Canada 309,607 5,599,123
*AKITA Drilling, Ltd. 25,504 64,176
Algoma Central Corp. 88 1,442
*Algoma Steel Group, Inc. 8,953 34,399
*Algoma Steel Group, Inc. 85,200 328,020
Algonquin Power & Utilities
Corp. 1,226,480 7,162,643
Algonquin Power & Utilities
Corp. 331,110 1,935,419
*Allied Gold Corp. 114,440 2,075,314
AltaGas, Ltd. 117,792 4,683,635
#Altius Minerals Corp. 70,828 2,927,837
#Altus Group, Ltd. 92,902 3,100,596
#*Americas Gold & Silver
Corp. 59,410 226,946
#*Americas Gold & Silver
Corp. 110,398 419,447
Amerigo Resources, Ltd. 154,655 730,914
*Anaergia, Inc. 9,200 14,952
#*Andean Precious Metals
Corp. 13,500 53,602
Andrew Peller, Ltd., Class A 23,572 133,583
ARC Resources, Ltd. 251,921 6,021,250
*Aritzia, Inc., Class B 74,197 7,387,702
Atco, Ltd., Class I 129,981 7,394,792
*Athabasca Oil Corp. 1,220,017 9,009,784
#*ATS Corp. 7,282 198,362
#*ATS Corp. 171,361 4,672,316
*AutoCanada, Inc. 17,519 290,974
*Avino Silver & Gold Mines,
Ltd. 56,239 297,461
#*Avino Silver & Gold Mines,
Ltd. 265,432 1,414,753
*Aya Gold & Silver, Inc. 48,786 957,741
B2Gold Corp. 344,494 1,289,228
Shares Value
CANADA — (Continued)
B2Gold Corp. 1,812,398 $ 6,796,492
Badger Infrastructure
Solutions, Ltd. 70,724 4,479,834
*Bausch Health Cos., Inc. 332,180 2,288,720
#*Bausch Health Cos., Inc. 4,388 30,184
Baytex Energy Corp. 1,288,459 5,868,948
Birchcliff Energy, Ltd. 657,798 2,996,278
Bird Construction, Inc. 125,817 5,997,350
Black Diamond Group, Ltd. 86,388 1,078,272
#*BlackBerry, Ltd. 165,167 1,404,599
*BlackBerry, Ltd. 793,841 6,747,649
Boralex, Inc., Class A 161,426 4,266,797
BOYD GROUP SERVICES,
Inc. 896 92,808
BOYD GROUP SERVICES,
Inc. 39,423 4,072,272
*Bragg Gaming Group, Inc. 14,894 24,277
*Bragg Gaming Group, Inc. 300 492
Brookfield Infrastructure Corp. 160,688 6,797,102
Brookfield Infrastructure Corp. 6,000 253,456
BRP, Inc. 6,333 391,036
BRP, Inc. 10,675 660,035
*CAE, Inc. 227,609 5,876,864
*CAE, Inc. 114,583 2,953,503
*Calfrac Well Services, Ltd. 27,556 123,554
#Calian Group, Ltd. 17,975 1,004,811
Canaccord Genuity Group, Inc. 136,026 1,396,282
*Canada Goose Holdings, Inc. 21,498 192,016
*Canada Goose Holdings, Inc. 49,827 444,955
Canada Packers, Inc. 23,185 315,171
Canadian Tire Corp., Ltd.,
Class A 101,580 14,815,032
Canadian Utilities, Ltd., Class
A 74,414 2,955,660
#*Canfor Corp. 131,008 1,401,739
Capital Power Corp. 323,043 15,168,295
*Capstone Copper Corp. 1,189,596 11,286,683
Cardinal Energy, Ltd. 359,406 2,948,828
Cascades, Inc. 136,665 1,312,241
CCL Industries, Inc., Class B 1,389 92,032
Centerra Gold, Inc. 511,434 8,786,085
CES Energy Solutions Corp. 397,730 4,632,647
*Cineplex, Inc. 22,314 205,508
#*Cipher Pharmaceuticals, Inc. 12,247 146,927
Cogeco Communications, Inc. 46,875 1,974,775
Cogeco, Inc. 4,011 166,519
Colliers International Group,
Inc. 131,616 12,970,757
Colliers International Group,
Inc., Class B 8,980 882,349
Corby Spirit and Wine, Ltd. 9,400 109,355
*Cronos Group, Inc. 430,309 1,217,775
#*Cronos Group, Inc. 34,785 97,944
#*D2L, Inc. 1,500 9,944
*D-BOX Technologies, Inc. 255,400 222,111
Definity Financial Corp. 175,759 10,026,726
*Descartes Systems Group,
Inc. (The) 36,797 2,765,663
Dexterra Group, Inc. 10,207 113,359

Dimensional International Small Cap ETF
continued
Shares Value
CANADA — (Continued)
Doman Building Materials
Group, Ltd. 65,338 $ 523,971
Dominion Lending Centres,
Inc., Class A 7,395 46,283
DPM Metals, Inc. 508,202 17,852,368
DREAM Unlimited Corp.,
Class A 53,774 758,973
Dynacor Group, Inc. 61,745 272,006
E-L Financial Corp., Ltd. 62,006 746,980
Eldorado Gold Corp. 381,723 11,524,217
Eldorado Gold Corp., Class B 4,257 128,391
#*Electrovaya, Inc. 5,757 47,323
*Electrovaya, Inc. 423 3,483
Element Fleet Management
Corp. 278,753 6,251,252
Empire Co., Ltd., Class A 180,604 6,605,689
*Endeavour Silver Corp. 90,118 677,687
#*Endeavour Silver Corp. 755 5,656
Enerflex, Ltd. 52,277 1,164,732
Enerflex, Ltd. 146,411 3,258,332
Enghouse Systems, Ltd. 33,498 410,233
*Ensign Energy Services, Inc. 71,764 178,534
EQB, Inc. 81,526 8,257,497
#Equinox Gold Corp. 166,790 1,492,771
*ERO Copper Corp. 142,761 3,841,699
*ERO Copper Corp. 36,924 990,711
Evertz Technologies, Ltd. 48,556 555,529
Exchange Income Corp. 65,965 5,903,629
Exco Technologies, Ltd. 18,789 111,969
Extendicare, Inc. 177,694 4,494,125
Fiera Capital Corp., Class A 108,766 385,335
Finning International, Inc. 270,586 17,918,836
*Firan Technology Group
Corp. 23,506 384,715
First Majestic Silver Corp. 185,294 2,779,047
First Majestic Silver Corp. 429,621 6,457,204
FirstService Corp., Class WI 5,936 835,572
FirstService Corp., Class WI 36,438 5,133,750
*Foraco International SA 5,763 9,490
*Fortuna Mining Corp. 673,626 5,678,667
*Fortuna Mining Corp. 100,554 846,522
*Galiano Gold, Inc. 58,200 100,813
*Galiano Gold, Inc. 35,642 62,017
Gibson Energy, Inc. 389,129 8,901,272
Gildan Activewear, Inc. 16,018 886,051
#Gildan Activewear, Inc.,
Class A 69,143 3,829,139
#*Global Atomic Corp. 73,102 28,139
#*GoGold Resources, Inc. 1,033,679 2,136,842
*Greenfire Resources, Ltd. 22,500 142,264
#Groupe Dynamite, Inc. 3,490 140,834
*Haivision Systems, Inc. 39,404 119,657
Hammond Manufacturing Co.,
Ltd., Class A 2,811 44,544
Hammond Power Solutions,
Inc., Class A 11,054 1,975,355
Headwater Exploration, Inc. 382,987 3,617,335
High Liner Foods, Inc. 26,653 279,668
*HLS Therapeutics, Inc. 4,000 11,976
Shares Value
CANADA — (Continued)
Hudbay Minerals, Inc. 632,400 $ 14,387,100
Hudbay Minerals, Inc., Class A 3,090 70,067
#*i-80 Gold Corp. 69,518 89,678
iA Financial Corp., Inc. 56,167 8,298,631
*IAMGOLD Corp. 296,550 4,208,044
*Imperial Metals Corp. 16,857 86,517
ΩJamieson Wellness, Inc. 75,203 2,216,662
*Journey Energy, Inc. 21,506 68,986
*K92 Mining, Inc. 476,223 7,648,219
K-Bro Linen, Inc. 18,134 612,718
*Kelt Exploration, Ltd. 295,520 2,102,356
Keyera Corp. 206,451 8,765,172
*Kinaxis, Inc. 1,499 179,515
*Knight Therapeutics, Inc. 137,815 966,675
*Kolibri Global Energy, Inc.,
Class R 16,084 83,696
Lassonde Industries, Inc.,
Class A 3,751 580,705
Laurentian Bank of Canada 81,697 2,345,764
Leon's Furniture, Ltd. 43,987 771,658
#*Lightspeed Commerce, Inc. 297,299 3,005,693
*Lightspeed Commerce, Inc. 23,297 234,822
Linamar Corp. 88,537 6,525,174
Magellan Aerospace Corp. 5,884 145,375
Mainstreet Equity Corp. 7,097 897,363
*Major Drilling Group
International, Inc. 150,743 1,495,771
Maple Leaf Foods, Inc. 178,016 3,629,225
Martinrea International, Inc. 239,785 1,741,747
*Mattr Corp. 163,153 1,998,053
*Mda Space, Ltd. 678 20,509
*MDA Space, Ltd. 358,195 10,836,366
Medical Facilities Corp. 29,685 369,462
Melcor Developments, Ltd. 585 7,861
Meren Energy, Inc. 181,979 262,036
Methanex Corp. 661 36,710
Methanex Corp. 136,270 7,569,798
Morguard Corp. 4,340 346,495
MTY Food Group, Inc. 40,753 994,968
Mullen Group, Ltd. 233,375 4,579,829
Neo Performance Materials,
Inc. 98,479 2,316,575
*NFI Group, Inc. 135,675 2,439,123
North American Construction
Group, Ltd. 8,696 118,266
North American Construction
Group, Ltd. 9,900 134,719
North West Co., Inc. (The) 113,966 4,130,998
Northland Power, Inc. 737,525 11,471,501
#*Obsidian Energy, Ltd. 68,183 730,922
OceanaGold Corp. 445,617 10,736,611
Open Text Corp. 376,377 9,537,393
#Open Text Corp. 49,994 1,266,555
OR Royalties, Inc. 216,181 6,433,547
*Orezone Gold Corp. 385,909 588,691
#*Organigram Global, Inc. 94,921 89,159
Orla Mining, Ltd. 191,650 1,713,149
*Orvana Minerals Corp. 8,700 11,659

Dimensional International Small Cap ETF
continued
Shares Value
CANADA — (Continued)
Paramount Resources, Ltd.,
Class A 137,713 $ 2,904,749
Parex Resources, Inc. 230,491 3,989,252
Pason Systems, Inc. 149,530 1,321,718
Pet Valu Holdings, Ltd. 70,809 990,826
Peyto Exploration &
Development Corp. 530,294 9,726,246
PHX Energy Services Corp. 22,154 168,028
Pine Cliff Energy, Ltd. 81,000 31,757
Pizza Pizza Royalty Corp. 55,325 497,308
Polaris Renewable Energy,
Inc. 46,649 502,121
Pollard Banknote, Ltd. 4,127 51,041
*Precision Drilling Corp. 18,993 1,476,326
*Precision Drilling Corp. 13,833 1,074,810
Premium Brands Holdings
Corp. 96,913 6,404,679
*Profound Medical Corp. 908 6,719
Pulse Seismic, Inc. 276 630
#*Quarterhill, Inc. 129,990 258,525
Quebecor, Inc., Class B 151,587 7,009,622
*Real Matters, Inc. 46,087 157,691
Richelieu Hardware, Ltd. 82,306 2,080,458
Rogers Sugar, Inc. 197,964 983,576
*Roots Corp. 120 290
Russel Metals, Inc. 149,889 7,186,466
*Sangoma Technologies Corp. 15,514 60,271
Saputo, Inc. 100,652 2,829,033
*Saturn Oil & Gas, Inc. 1,240 4,702
Savaria Corp. 86,605 1,797,724
Secure Waste Infrastructure
Corp. 334,947 5,768,485
Sienna Senior Living, Inc. 205,138 3,259,455
*Source Energy Services, Ltd. 9,100 74,923
South Bow Corp. 258,424 9,587,530
*Spartan Delta Corp. 19,506 165,464
ΩSpin Master Corp. 16,616 243,759
#Sprott, Inc. 35,344 3,640,785
Sprott, Inc. 6,221 638,929
*SSR Mining, Inc. 558,814 14,276,575
Stantec, Inc. 32,925 2,321,895
Stantec, Inc. 9,395 662,254
Stella-Jones, Inc. 96,683 5,330,194
StorageVault Canada, Inc.,
Class B 356,812 1,220,870
Strathcona Resources, Ltd. 53,185 1,612,023
Superior Plus Corp. 486,632 2,768,167
Supremex, Inc. 271 715
Surge Energy, Inc. 163,462 1,205,996
*Taiga Building Products, Ltd. 188 486
#*Talon Metals Corp. 42,038 150,730
Tamarack Valley Energy, Ltd. 1,143,153 10,927,527
*Telesat Corp. 10,295 382,122
TELUS Corp. 2,319 22,118
*TerrAscend Corp. 60,700 30,288
TerraVest Industries, Inc. 13,574 1,105,291
TFI International, Inc. 20,057 2,708,096
#*Tidewater Midstream and
Infrastructure, Ltd. 68 955
Shares Value
CANADA — (Continued)
*Tilray Brands, Inc. 79,064 $ 357,320
TMX Group, Ltd. 45,236 1,652,274
Torex Gold Resources, Inc. 152,244 5,854,912
Toromont Industries, Ltd. 36,422 5,474,789
Total Energy Services, Inc. 74,699 1,258,251
TransAlta Corp. 538,216 6,727,700
TransAlta Corp., Class A 7,799 97,623
#*Transat AT, Inc., Class B 58,900 94,888
Transcontinental, Inc., Class A 9,920 37,761
*Trekor Metals, Ltd. 155,329 1,051,577
#*Trekor Metals, Ltd. 117,683 793,585
*<Trevali Mining Corp. 404 –
Trican Well Service, Ltd. 406,373 1,714,886
#Triple Flag Precious Metals
Corp. 48,840 1,401,994
Triple Flag Precious Metals
Corp. 91,725 2,638,928
*Trisura Group, Ltd. 82,898 2,461,796
*Valeura Energy, Inc. 126,684 1,130,615
Vecima Networks, Inc. 1,891 17,490
Vermilion Energy, Inc. 356,683 4,251,661
Vermilion Energy, Inc. 10,616 126,225
VersaBank 1,000 19,282
VersaBank 7,772 150,311
#*<Victoria Gold Corp. 14,800 –
*Viemed Healthcare, Inc. 5,448 63,578
*Vitalhub Corp. 13,234 64,526
Wajax Corp. 23,543 544,584
Wall Financial Corp. 10 138
#*Well Health Technologies
Corp. 528,979 1,523,381
*Wesdome Gold Mines, Ltd. 366,044 6,786,759
West Fraser Timber Co., Ltd. 28,062 1,815,924
#West Fraser Timber Co., Ltd. 37,210 2,413,069
Westshore Terminals
Investment Corp. 58,337 1,667,544
Whitecap Resources, Inc. 793,514 9,355,755
Whitecap Resources, Inc. 590,347 6,966,095
Winpak, Ltd. 42,202 1,322,751
*Xtract One Technologies, Inc. 4,734 1,856
*Yangarra Resources, Ltd. 80,400 79,664
Yellow Pages, Ltd. 542 5,057
TOTAL CANADA 724,783,744
DENMARK — (2.1%)
AL Sydbank 85,945 8,254,847
ALK-Abello A/S 150,804 5,153,113
Alm Brand A/S 1,300,332 3,408,574
#Ambu A/S, Class B 281,278 3,132,407
*Bang & Olufsen A/S 154,840 221,890
*Bavarian Nordic A/S 148,007 4,052,864
#*Bioporto A/S 21,781 3,973
Chemometec A/S 18,222 1,213,351
Columbus A/S 50,812 77,586
D/S Norden A/S 52,491 2,719,586
*Demant A/S 144,899 6,267,229
*DFDS A/S 55,900 1,071,236
Djurslands Bank A/S 191 31,604
FLSmidth & Co. A/S 73,575 5,494,838

Dimensional International Small Cap ETF
continued
Shares Value
DENMARK — (Continued)
#Foroya Banki P/F 2,059 $ 90,324
#*GN Store Nord A/S 354,705 5,334,156
#GronlandsBANKEN A/S 4 680
H Lundbeck A/S, Class A 386,737 2,470,402
H Lundbeck A/S, Class A 56,329 312,132
#*H+H International A/S, Class
B 20,685 329,215
Harboes Bryggeri A/S, Class B 744 13,330
ISS A/S 210,575 9,315,312
Jeudan A/S 1,399 44,144
Jyske Bank A/S, Registered 62,659 9,934,009
#Matas A/S 39,090 544,525
#MT Hoejgaard Holding A/S 3,690 150,514
Ω#*Netcompany Group A/S 78,883 3,921,839
#*NKT A/S 87,850 11,953,577
Ω#*NNIT A/S 3,576 20,889
#*NTG Nordic Transport
Group A/S 15,097 591,401
Pandora A/S 839 104,863
Per Aarsleff Holding A/S 35,224 3,919,953
Ringkjoebing Landbobank A/S 38,335 10,278,920
ROCKWOOL A/S, Class A 31,046 1,044,145
ROCKWOOL A/S, Class B 144,755 4,630,021
Royal Unibrew A/S 79,443 5,959,983
*RTX A/S 98 1,454
ΩScandinavian Tobacco
Group A/S, Class A 143,807 1,593,736
Schouw & Co. A/S 19,180 1,833,344
SJF Bank A/S 21,677 1,398,032
Skjern Bank 1,149 65,880
#*Solar A/S, Class B 9,778 329,608
SP Group A/S 11,925 870,961
TCM Group A/S 789 8,598
Tivoli A/S 291 28,129
TORM PLC, Class A 125,467 3,821,899
*Trifork Group AG 758 13,068
UIE PLC 3,860 216,862
*Zealand Pharma A/S 50,039 2,341,456
TOTAL DENMARK 124,590,459
FINLAND — (2.3%)
#*Afarak Group SE 8,843 2,452
Aktia Bank OYJ 36,618 505,570
Alandsbanken Abp, Class B 195 9,827
Alma Media OYJ 1,532 23,884
#Anora Group OYJ 41,777 174,962
Aspo OYJ 646 4,668
Atria OYJ, Class A 1,917 34,584
#Bittium OYJ 9,918 324,647
Digia OYJ 56 387
Elisa OYJ 210,449 8,469,776
#*Endomines Finland OYJ 10,201 88,026
ΩEnento Group OYJ 16,121 281,188
#eQ OYJ 732 8,052
#Evli OYJ, Class B 16 458
*Finnair OYJ 15,889 87,676
#Fiskars OYJ Abp 24,534 366,959
F-Secure OYJ 54,167 115,295
Gofore OYJ 1,554 18,845
Shares Value
FINLAND — (Continued)
#Harvia OYJ 42,199 $ 2,002,771
Hiab OYJ, Class B 68,298 4,620,517
HKFoods OYJ, Class A 1,545 2,901
Huhtamaki OYJ 193,418 6,876,392
Kalmar OYJ, Class B 68,400 3,033,005
Kemira OYJ 239,830 4,693,676
#*Kempower OYJ 7,271 86,082
Kesko OYJ, Class A 3,888 94,611
#Kesko OYJ, Class B 495,052 12,291,575
Konecranes OYJ 305,829 9,514,602
Lassila & Tikanoja OYJ 33,111 256,004
*Lindex Group OYJ 100,146 263,861
#Lumo Kodit Oyj 200,302 1,814,852
Luotea PLC 17,499 38,374
Mandatum OYJ 958,170 6,553,898
Marimekko OYJ 32,995 400,123
#*Metsa Board OYJ 270,148 913,185
*Metsa Board OYJ 28 135
Metso OYJ 566,605 10,502,222
#NoHo Partners OYJ 4,573 39,987
#Nokian Renkaat OYJ 268,581 4,706,309
Olvi OYJ, Class A 17,302 658,915
#Oma Saastopankki OYJ 1,015 19,759
Oriola OYJ, Class B 257,536 265,788
Orion OYJ, Class A 6,258 581,051
Orion OYJ, Class B 193,157 18,023,394
Outokumpu OYJ 994,300 5,937,315
Pihlajalinna OYJ 2,478 29,309
Ponsse OYJ 172 4,611
Puuilo OYJ 142,620 2,809,244
Raisio OYJ, Class V 155,701 461,290
Sampo OYJ, Class A 135,600 1,495,268
Sanoma OYJ 107,192 1,092,701
Scanfil OYJ 16,111 213,170
*SRV Group OYJ 36 224
Stora Enso OYJ, Class R 951,049 10,874,446
#*Suominen OYJ 288 239
Taaleri PLC 30,602 255,266
Ω#Terveystalo OYJ 128,845 1,122,196
#Tieto OYJ 258,341 5,510,720
#Tokmanni Group Corp. 23,077 193,957
UPM-Kymmene OYJ 46,100 1,247,508
Vaisala OYJ, Class A 17,713 1,120,882
Valmet OYJ 239,203 7,188,612
#*YIT OYJ 215,298 727,032
TOTAL FINLAND 139,055,235
FRANCE — (5.8%)
*74Software SA 277 12,079
ABC arbitrage 50,255 298,934
Accor SA 201,338 10,401,054
#Aeroports de Paris SA 17,169 2,368,478
#*Air France-KLM 13,888 191,906
*Alstom SA 618,211 11,437,419
Alten SA 60,150 5,197,336
Ω*Aramis Group SAS 1,981 8,889
Arkema SA 92,025 6,236,291
Assystem SA 1,623 78,428
*Ateme SA 2,563 35,386

Dimensional International Small Cap ETF
continued
Shares Value
FRANCE — (Continued)
#Aubay 11,684 $ 742,055
ΩAyvens SA 510,161 6,826,408
*Bastide le Confort Medical 4,045 108,903
#Beneteau SACA 87,120 601,415
BioMerieux 40,333 3,206,593
Bonduelle SCA 30,872 325,006
Bureau Veritas SA 69,295 2,205,258
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 409
Carrefour SA 932,147 17,089,987
CBo Territoria 132 594
*Cegedim SA 1,863 21,649
Cie des Alpes 39,839 932,778
*Claranova SE, Registered 25,235 18,291
*Clariane SE 347,706 1,596,211
#Coface SA 242,472 4,407,821
Derichebourg SA 198,006 2,118,686
Edenred SE 287,058 9,419,426
Eiffage SA, Class P 44,768 6,348,336
#*Ekinops SAS 4,699 13,597
Electricite de Strasbourg SA,
Class B 1,684 315,817
Ω#Elior Group SA 307,955 749,027
#Elis SA 334,433 9,534,890
*Emeis SA 156,776 2,626,312
Equasens 6,107 230,115
#*Eramet SA 13,781 683,699
Etablissements Maurel et
Prom SA 194,179 1,814,110
Eurofins Scientific SE 132,947 10,425,896
*Eutelsat Communications
SACA 144,832 342,105
Exel Industries SA, Class A 4 90
#Exosens SAS 34,228 2,252,593
#FDJ UNITED 160,330 4,045,374
*FIGEAC-AERO 9,540 119,641
Fnac Darty SA 13,546 538,474
*Forvia SE 430,206 4,394,373
#Gaztransport Et Technigaz
SA 72,925 16,419,976
#Getlink SE 176,589 3,754,662
GL Events SACA 23,405 848,251
Groupe Crit SA 12 740
*Haulotte Group SA 146 364
*ID Logistics Group SACA 8,833 3,653,528
Imerys SA 107,326 2,906,810
Infotel SA 7,190 346,202
Interparfums SA 41,800 1,183,087
Ipsen SA 33,105 6,368,470
IPSOS SA 76,406 3,141,863
Jacquet Metals SACA 21,697 529,226
JCDecaux SE 123,335 3,212,684
Kaufman & Broad SA 24,223 706,498
#*La Francaise De L'energie
SACA 1,084 35,171
*Latecoere SACA 428,412 7,295
Laurent-Perrier 98 9,697
#Lectra 30,061 709,027
Shares Value
FRANCE — (Continued)
Linedata Services 4 $ 203
LISI SA 40,238 2,930,525
LNA Sante SA 2,645 105,599
Lumibird 17,980 546,134
Maison Pommery & Associes
SA 12 157
Ω*Maisons du Monde SA 10,240 1,939
Manitou BF SA 27,025 684,059
Mersen SA 65,456 2,804,558
#Metropole Television SA 58,032 807,901
Neurones 2,544 111,665
Nexans SA 71,663 10,867,150
#*Nexity SA 108,568 880,635
North Atlantic Energies 3,615 276,797
Oeneo SA 230 2,424
Opmobility 117,725 1,733,740
*OSE Immuno 6,434 23,733
#*OVH Groupe SA 28,677 492,935
*Pierre Et Vacances SA 244,972 528,755
#Planisware SA 12,511 332,513
Pluxee NV 78,982 1,288,575
Quadient SA 49,615 775,208
Remy Cointreau SA 58,088 3,240,069
Renault SA 305,230 9,573,227
Rexel SA 436,345 17,992,987
Robertet SA, Class A 1,384 1,267,519
Rubis SCA 164,856 6,350,318
Savencia SA 1,106 80,677
SCOR SE 347,888 13,728,998
SEB SA 34,667 2,323,365
#Seche Environnement SACA 4,359 406,235
SES SA, Class A 746,370 4,942,023
Ω*SMCP SA 83,558 640,276
Societe BIC SA 42,546 3,323,791
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 19 3,061
Societe LDC SADIR 7,722 1,012,838
#Sodexo SA 120,461 7,913,850
#*SOITEC 266 31,829
#*Solutions 30 SE 1,135 735
Sopra Steria Group 27,536 5,797,720
SPIE SA 259,771 13,903,868
Stef SA 4,127 642,922
#Sword Group 5,682 204,621
Synergie SE 515 17,480
Technip Energies NV 253,137 8,708,274
#Teleperformance SE 79,559 6,316,023
#Television Francaise 1 SA 121,058 988,214
Thermador Groupe 5,984 521,186
Trigano SA 19,701 3,420,446
#*Ubisoft Entertainment SA 71,603 468,923
Valeo SE 569,545 9,750,710
Vallourec SACA 408,712 9,785,764
Vetoquinol SA 6,956 584,235
Vicat SACA 40,024 3,016,248
VIEL & Cie SA 19,112 415,598
Virbac SACA 7,136 2,770,983

Dimensional International Small Cap ETF
continued
Shares Value
FRANCE — (Continued)
*Viridien 27,819 $ 2,973,463
#*Voltalia SA, Registered 44,793 359,725
#Vusion 2,086 311,766
Wavestone 13,239 493,521
Ω*X-Fab Silicon Foundries SE 63,853 476,427
TOTAL FRANCE 344,110,810
GERMANY — (6.5%)
1&1 AG 32,914 748,295
*7C Solarparken AG 53,130 103,919
Adesso SE 4,645 311,573
Adtran Networks SE 5,444 145,315
AIXTRON SE 149,185 6,225,554
All for One Group SE 1,443 112,564
Allgeier SE 960 18,335
Alzchem Group AG 15,274 2,704,560
#Atoss Software SE 17,180 1,664,334
ΩAumann AG 2,732 43,692
*Aumovio SE 64,523 2,958,340
Aurubis AG 49,932 10,432,781
#*Auto1 Group SE 6,416 166,684
Basler AG 15,302 440,143
#Bechtle AG 146,644 6,090,834
ΩBefesa SA 79,031 3,177,971
#*Bertrandt AG 5,772 58,706
Bijou Brigitte AG 5,059 280,554
Bilfinger SE 64,829 6,153,590
#Borussia Dortmund GmbH &
Co. KGaA 106,670 370,642
Brenntag SE 229,377 16,135,431
CANCOM SE 54,060 1,486,549
#Carl Zeiss Meditec AG, Class
BR 4,816 169,002
*CECONOMY AG 162,262 795,301
*CENIT AG 763 5,829
#Cewe Stiftung & Co. KGAA 8,940 986,419
#CTS Eventim AG & Co.
KGaA 67,011 4,510,319
Ω*Delivery Hero SE, Class A 30,655 1,320,512
#Dermapharm Holding SE 5,275 248,835
Deutsche Wohnen SE 38,331 815,000
#Deutz AG 180,540 2,032,542
Draegerwerk AG & Co. KGaA 3,997 382,616
Duerr AG 114,830 2,356,978
ΩDWS Group GmbH & Co.
KGaA 50,500 4,229,880
#Eckert & Ziegler SE 102,187 1,600,144
#*EDAG Engineering Group
AG 73 265
Elmos Semiconductor SE 21,724 3,649,202
ElringKlinger AG 84,693 471,627
#Energiekontor AG 15,770 618,716
#Evonik Industries AG 521,025 10,514,616
#*Evotec SE 219,701 861,969
Fabasoft AG 2,056 31,580
Fielmann Group AG 27,384 1,280,745
flatexDEGIRO SE 177,723 7,422,591
#FORTEC Elektronik AG 12 151
Shares Value
GERMANY — (Continued)
Fraport AG Frankfurt Airport
Services Worldwide 68,151 $ 5,304,510
Freenet AG 251,873 7,047,749
Fresenius Medical Care AG 268,959 13,755,080
Friedrich Vorwerk Group SE 22,400 1,690,663
FUCHS SE 16,090 638,676
GEA Group AG 233,323 16,549,920
Gesco SE 2,211 34,088
GFT Technologies SE 25,069 657,623
Grand City Properties SA 3,667 40,841
Hawesko Holding SE 104 2,124
#*Heidelberger
Druckmaschinen AG 541,551 843,029
#*HelloFresh SE 75,571 296,667
#Hensoldt AG 123,315 11,316,349
*HomeToGo SE, Class A 5,553 6,325
Hornbach Holding AG & Co.
KGaA 23,368 2,239,607
#HUGO BOSS AG 107,318 4,695,741
Indus Holding AG 35,086 1,277,653
#Init Innovation in Traffic
Systems SE 3,951 213,881
ΩInstone Real Estate Group
SE 55,000 488,523
#*IONOS Group SE 33,517 1,211,648
IVU Traffic Technologies AG 5,043 133,451
Jenoptik AG 129,968 5,574,650
ΩJOST Werke SE 25,039 1,668,018
K+S AG, Registered 443,952 7,437,083
KION Group AG 138,543 6,205,464
*Koenig & Bauer AG 11,112 115,703
*Kontron AG 113,538 2,920,911
Krones AG 18,135 2,324,385
KWS Saat SE & Co. KGaA 15,614 1,291,661
LANXESS AG 190,954 3,633,871
LEG Immobilien SE,
Registered 149,473 8,951,354
*LPKF Laser & Electronics SE 9,112 149,394
#*Medios AG 2,994 37,823
#MLP SE 84,159 748,489
#Mutares SE & Co. KGaA 40,354 1,239,661
Nagarro SE 8,531 749,401
Nemetschek SE 30,717 2,051,570
#*Nordex SE 249,020 11,013,437
Norma Group SE 47,290 992,429
*Pentixapharm Holding AG 16,864 36,962
Pfeiffer Vacuum Technology
AG 873 164,525
ProCredit Holding AG 33,868 319,917
#ProSiebenSat.1 Media SE 102,969 428,154
#*Puma SE 144,980 4,587,183
*PVA TePla AG 125 4,740
*Q Beyond AG Konv Namens
Aktien 4,371 17,602
#QIAGEN NV 138,263 5,682,281
#QIAGEN NV 411,223 17,024,632
Rational AG 7,944 6,160,336
#RENK Group AG 216,946 11,943,699
#RTL Group SA 73,595 2,747,693

Dimensional International Small Cap ETF
continued
Shares Value
GERMANY — (Continued)
SAF-Holland SE 1,262 $ 31,291
Salzgitter AG 63,878 3,788,657
#Schaeffler AG 387,303 3,159,384
Schloss Wachenheim AG 12 191
Schott Pharma AG & Co.
KGaA 18,124 457,714
Ω#Scout24 SE 65,514 5,604,287
#Secunet Security Networks
AG 2,035 418,637
*SFC Energy AG, Class BR 4,918 113,451
*SGL Carbon SE, Registered 68,346 294,883
#*Siltronic AG 30,533 2,673,372
#Sixt SE 41,646 3,423,582
#*SMA Solar Technology AG 2,100 127,694
Springer Nature AG & Co.
KGAA 10,238 217,918
Stabilus SE 59,695 987,648
STRATEC SE 18,975 426,154
#Stroeer SE & Co. KGaA 55,488 2,530,684
*Suedzucker AG 144,314 1,879,577
SUSS MicroTec SE 22,577 1,932,611
#Symrise AG, Class A 118,895 12,188,396
TAG Immobilien AG 427,295 6,789,327
*Takkt AG 23,803 62,715
Ω*TeamViewer SE 28,015 193,073
Technotrans SE 8,798 314,811
thyssenkrupp AG 1,252,991 17,378,826
#*Tkms AG& Co. KGaA 46,964 4,425,417
TUI AG 1,055,702 9,124,355
United Internet AG 172,426 4,689,813
*Verbio SE 17,104 564,394
#Vossloh AG 15,026 1,006,171
*Wacker Chemie AG 45,587 4,641,833
Wacker Neuson SE 54,328 1,356,403
Washtec AG 7,514 336,299
*Westwing Group SE 19,623 301,406
Wuestenrot &
Wuerttembergische AG 46,496 779,971
Ω#*Zalando SE 509,323 16,560,396
Zeal Network SE 3,233 161,436
TOTAL GERMANY 387,745,158
HONG KONG — (1.3%)
*<Aidigong Maternal & Child
Health, Ltd. 3,933 125
Analogue Holdings, Ltd. 2,000 240
Bank of East Asia, Ltd. (The) 1,223,011 2,601,487
*Bitfire Group Holdings, Ltd. 331,500 77,362
#*Bright Smart Securities &
Commodities Group, Ltd. 2,772,000 2,262,396
Cafe de Coral Holdings, Ltd. 346,000 244,886
#*Central New Energy Holding
Group, Ltd. 137,000 143,436
Chow Sang Sang Holdings
International, Ltd. 891,000 1,321,456
CITIC Telecom International
Holdings, Ltd. 2,756,000 977,056
#*CK Life Sciences Int'l
Holdings, Inc. 2,040,000 145,685
Shares Value
HONG KONG — (Continued)
C-Mer Medical Holdings, Ltd. 516,000 $ 61,197
#Cowell e Holdings, Inc. 521,000 1,368,675
*CPBIO Holding Company,
Ltd. 11,500 13,169
ΩCrystal International Group,
Ltd. 890,000 735,462
CTF Services, Ltd. 876,200 916,247
Dah Sing Banking Group, Ltd. 783,200 1,505,155
Dah Sing Financial Holdings,
Ltd. 320,400 2,037,230
#*Deep Source Holdings, Ltd. 6,710,000 444,960
Dream International, Ltd. 267,500 237,426
Emperor Watch & Jewellery,
Ltd. 5,040,000 176,750
Fairwood Holdings, Ltd. 500 289
*Far East Consortium
International, Ltd. 1,257,900 109,081
First Pacific Co., Ltd. 2,578,000 1,841,053
Ω*FIT Hon Teng, Ltd. 1,938,000 1,161,574
Ω*Frontage Holdings Corp. 162,000 24,171
FSE Lifestyle Services, Ltd. 54,000 36,153
Giordano International, Ltd. 1,468,000 262,089
Great Eagle Holdings, Ltd. 325,031 657,390
Guoco Group, Ltd. 2,000 17,917
#Guotai Junan International
Holdings, Ltd. 4,100,000 1,087,533
Hang Lung Group, Ltd. 1,046,000 1,843,466
Hang Lung Properties, Ltd. 5,501,575 5,114,579
*Hao Tian International
Construction Investment
Group, Ltd. 10,072,000 20,551
*HKR International, Ltd. 800 110
*Hong Kong Technology
Venture Co., Ltd. 697,678 94,310
*Hongkong & Shanghai Hotels,
Ltd. (The) 331,000 251,998
Ω*Honma Golf, Ltd. 500 180
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 2,304,000 343,767
Hysan Development Co., Ltd. 793,000 1,886,025
IGG, Inc. 1,169,000 497,916
ΩImpro Precision Industries,
Ltd. 369,000 342,102
*ITC Properties Group, Ltd. 215,000 58,948
Jacobson Pharma Corp., Ltd. 634,000 86,510
JBM Healthcare, Ltd. 239,018 58,523
Johnson Electric Holdings, Ltd. 778,719 1,846,101
Karrie International Holdings,
Ltd. 316,000 73,745
Kerry Properties, Ltd. 747,000 1,865,214
KLN Logistics Group, Ltd. 898,500 686,342
Kowloon Development Co.,
Ltd. 205,188 126,385
Luk Fook Holdings
International, Ltd. 542,000 1,703,081
#Man Wah Holdings, Ltd. 2,102,000 844,381
*Man YUE Technology
Holdings, Ltd. 36,000 7,162

Dimensional International Small Cap ETF
continued
Shares Value
HONG KONG — (Continued)
#*Melco International
Development, Ltd. 1,543,999 $ 724,586
MGM China Holdings, Ltd. 84,000 121,690
Midland Holdings, Ltd., Class
B 800,000 230,565
#Modern Dental Group, Ltd. 410,000 402,074
#*Modern Innovative Digital
Technology Co., Ltd. 784,000 7,798
*Mongolian Mining Corp. 837,000 758,910
NagaCorp, Ltd. 1,115,112 493,450
Nameson Holdings, Ltd. 176,000 17,731
#*New World Development
Co., Ltd. 2,376,000 2,084,636
#Nissin Foods Co., Ltd. 251,000 214,459
*Novautek Technologies
Group, Ltd. 90,000 1,745
Orbusneich Medical Group
Holdings, Ltd. 37,500 17,694
Oriental Watch Holdings 578,000 242,504
Pacific Basin Shipping, Ltd. 12,793,000 5,351,081
Pacific Textiles Holdings, Ltd. 1,503,000 193,587
PAX Global Technology, Ltd. 462,000 232,131
PCCW, Ltd. 2,704,000 2,027,586
Pico Far East Holdings, Ltd. 174,000 49,926
Plover Bay Technologies, Ltd. 304,000 323,322
Public Financial Holdings, Ltd. 2,000 360
#Sa Sa International Holdings,
Ltd. 718,000 84,238
ΩSamsonite Group SA 1,560,000 2,811,008
*Shandong Hi-Speed Holdings
Group, Ltd. 921,000 54,027
Shangri-La Asia, Ltd. 1,446,000 763,421
*Shenwan Hongyuan HK, Ltd. 505,000 66,976
#*SJM Holdings, Ltd. 2,568,249 520,750
SmarTone
Telecommunications Holdings,
Ltd. 494,000 308,687
*SR Medical Technology Co.,
Ltd. 126,000 26,512
Stella International Holdings,
Ltd. 862,500 1,601,459
#SUNeVision Holdings, Ltd. 980,000 603,627
Tai Hing Group Holdings, Ltd. 2,000 301
*Texhong International Group,
Ltd. 506,500 424,366
*Tongda Group Holdings, Ltd. 130,200 31,879
Transport International
Holdings, Ltd. 239,085 289,344
Truly International Holdings,
Ltd. 532,000 57,667
*TVB, Ltd. 476,700 145,291
#United Laboratories
International Holdings, Ltd.
(The) 2,310,000 2,627,678
*Unity Group Holdings
International, Ltd. 1,222,000 56,101
#Vitasoy International
Holdings, Ltd. 748,000 618,119
#Viva Goods Company, Ltd. 1,408,000 61,947
Shares Value
HONG KONG — (Continued)
#*Vobile Group, Ltd. 1,335,000 $ 422,210
VSTECS Holdings, Ltd. 1,860,000 2,229,647
#VTech Holdings, Ltd. 290,500 1,913,426
Wynn Macau, Ltd., Class B 2,255,600 1,633,826
*Xingye Alloy Materials Group,
Ltd. 1,000 111
Xinyi Glass Holdings, Ltd. 3,822,615 4,543,304
#Yue Yuen Industrial Holdings,
Ltd. 1,268,500 2,293,834
#*Yunfeng Financial Group,
Ltd. 590,000 121,136
*Zo Future Group 234,000 54,012
TOTAL HONG KONG 76,079,785
IRELAND — (0.4%)
Cairn Homes PLC 1,499,034 4,199,675
FBD Holdings PLC 10,407 209,541
Glanbia PLC 308,358 8,152,870
Ω*Glenveagh Properties PLC 904,317 2,481,501
Irish Continental Group PLC 39,198 356,284
Kerry Group PLC, Class A 85,317 8,127,766
Permanent TSB Group
Holdings PLC 150,498 514,271
TOTAL IRELAND 24,041,908
ISRAEL — (1.1%)
*Accel Solutions Group, Ltd. 62,985 45,354
Ackerstein Group, Ltd. 135,879 407,306
Afcon Holdings, Ltd. 1,395 273,337
*AFI Properties, Ltd. 80 5,019
#Africa Israel Residences, Ltd. 12,047 853,713
*Airport City, Ltd. 23,623 425,070
Albaad Massuot Yitzhak, Ltd. 901 8,818
*Allot, Ltd., Registered 7,981 60,467
Alrov Properties and Lodgings,
Ltd., Registered 48 3,997
#Altshuler Shaham Finance,
Ltd. 148,789 310,780
Amos Luzon Development and
Energy Group, Ltd. 7,854 11,842
Analyst IMS Investment
Management Services, Ltd. 13,667 642,701
Arad, Ltd. 14,745 248,611
#*Argo Properties NV 34,982 1,446,278
*Ashdod Refinery, Ltd. 3,181 122,268
Ashot Ashkelon Industries, Ltd. 2,777 69,893
Ashtrom Group, Ltd. 441 9,033
#Atreyu Capital Markets, Ltd. 4,493 95,050
AudioCodes, Ltd. 31,261 299,480
AudioCodes, Ltd. 4,309 40,077
#Aura Investments, Ltd. 78,673 411,073
Automatic Bank Services, Ltd. 24,184 175,882
*Avgol Industries 1953, Ltd. 1,020 293
Ayalon Holdings, Ltd. 31,222 1,441,729
Azorim-Investment
Development & Construction
Co., Ltd. 88,464 416,587
#*Bet Shemesh Engines
Holdings 1997, Ltd. 3,686 1,000,299
Blue Square Real Estate, Ltd. 7,619 799,931

Dimensional International Small Cap ETF
continued
Shares Value
ISRAEL — (Continued)
*C. Mer Industries, Ltd. 3,813 $ 65,747
#Carasso Motors, Ltd. 83,423 833,644
#*Carasso Real Estate, Ltd. 22,378 240,943
Castro Model, Ltd. 2,017 96,234
Cellcom Israel, Ltd. 112,954 1,218,752
Danel Adir Yeoshua, Ltd. 8,400 1,180,883
Danya Cebus, Ltd. 18,014 690,052
#*Delek Automotive Systems,
Ltd. 94,376 522,095
Delta Galil, Ltd. 11,300 653,169
Delta Israel Brands, Ltd. 8,209 307,219
#Diplomat Holdings, Ltd. 8,913 138,375
#*Duniec Brothers, Ltd. 11,592 954,722
El Al Israel Airlines 153,646 681,892
Electra Consumer Products
1970, Ltd. 21,672 510,067
#*Electra Real Estate, Ltd. 10,191 106,498
*Enlight Renewable Energy,
Ltd. 1 51
*Equital, Ltd. 30,921 1,157,202
FMS Enterprises Migun, Ltd. 2,269 143,380
Formula Systems 1985, Ltd. 12,214 1,287,952
Fox Wizel, Ltd. 15,320 1,512,413
#*Gilat Satellite Networks, Ltd. 119,848 1,325,230
#Hagag Group Real Estate
Development 57,225 405,153
*Hamat Group, Ltd. 2,272 11,485
Hilan, Ltd. 5,981 427,361
IBI Managing & Underwriting,
Ltd. 2,851 10,297
IDI Insurance Co., Ltd. 18,292 1,445,607
Inrom Construction Industries,
Ltd. 242,253 1,933,499
Israel Canada T.R, Ltd., Class
A 176,532 902,794
#Israel Shipyards Industries,
Ltd. 5,677 212,645
#*Israir Group, Ltd. 44,865 19,985
Isras Investment Co., Ltd. 2,069 570,940
Issta, Ltd. 17,559 513,957
Kamada, Ltd. 42,578 304,007
Kamada, Ltd. 10,969 79,666
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 95,902 159,004
Klil Industries, Ltd. 192 11,832
*Kvutzat Acro, Ltd. 42,044 563,626
#Lahav L.R. Real Estate, Ltd. 155,403 571,441
Land Development Nimrodi
Group, Ltd. 39,402 513,024
Lapidoth Capital, Ltd. 19,225 505,589
Libra Insurance Co., Ltd. 34,759 245,413
M Yochananof & Sons, Ltd. 7,266 830,495
*Malam-Team Holding, Ltd. 2,310 101,592
Matrix IT, Ltd. 30,197 852,996
Max Stock, Ltd. 197,208 2,251,487
Mediterranean Towers, Ltd. 109,686 543,388
Meitav Investment House, Ltd. 26,429 1,142,726
Shares Value
ISRAEL — (Continued)
#*Meshek Energy Renewable
Energies, Ltd. 439,107 $ 1,606,061
#Meshulam Levinstein
Contracting & Engineering,
Ltd. 4,015 500,492
Naphtha Israel Petroleum
Corp., Ltd. 19,820 157,025
*Nayax, Ltd. 12,752 865,361
Neto Malinda Trading, Ltd. 20,843 960,419
*Neto ME Holdings, Ltd. 2,882 207,057
*Nexxen International, Ltd. 8,943 91,934
Oil Refineries, Ltd. 5,197,298 3,306,284
One Software Technologies,
Ltd. 24,266 518,104
#*OY Nofar Energy, Ltd. 32,359 1,902,134
#Palram Industries 1990, Ltd. 11,547 155,436
Partner Communications Co.,
Ltd. 83,717 1,031,238
*Perion Network, Ltd. 48,062 455,954
Plasson Industries, Ltd., Class
B 4,195 219,877
*Pluri, Inc. 1 1
Polyram Plastic Industries, Ltd. 39,879 105,332
#Prashkovsky Investments
and Construction, Ltd. 18,011 782,870
*Priortech, Ltd. 9,387 1,042,881
#Qualitau, Ltd. 10,016 1,652,461
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 18,967 2,131,980
Rani Zim Shopping Centers,
Ltd. 48,851 75,235
*Rapac Communication &
Infrastructure, Ltd. 405 11,194
*REIT Azorim HF Living, Ltd. 1 2
Sano-Brunos Enterprises, Ltd. 103 11,776
Scope Metals Group, Ltd. 16,357 1,554,426
*Shikun & Binui Soltec
Renewable Energy 462,088 618,703
Suny Cellular Communication,
Ltd. 424 184
#*Tadiran Group, Ltd. 4,264 262,902
Ω#Tamar Petroleum, Ltd. 61,314 598,493
#*TAT Technologies, Ltd. 22,406 918,294
Telsys, Ltd. 3,704 418,801
Tiv Taam Holdings 1, Ltd. 83,878 315,554
Turpaz Industries, Ltd. 11,559 242,757
*Veridis Environment, Ltd. 29,080 479,578
Villar International, Ltd. 1,671 94,405
YD More Investments, Ltd. 103,608 1,443,065
TOTAL ISRAEL 63,119,687
ITALY — (3.6%)
A2A SpA 3,483,896 9,095,047
#*Abitare In SpA 7,354 23,183
ACEA SpA 49,849 1,210,164
Ariston Holding NV, Class B 177,134 742,245
Arnoldo Mondadori Editore
SpA 296,324 715,964
Ascopiave SpA 97,975 303,230
#Avio SpA 95,090 3,176,049

Dimensional International Small Cap ETF
continued
Shares Value
ITALY — (Continued)
Azimut Holding SpA 235,502 $ 9,946,820
B&C Speakers SpA 2,055 26,245
#Banca Generali SpA 98,657 7,417,862
#Banca IFIS SpA 159,363 2,704,486
#Banca Profilo SpA 132 250
Banco di Desio e della Brianza
SpA 93,246 1,813,102
BF SpA 16,734 99,347
#Brembo NV 242,930 2,954,346
#Brunello Cucinelli SpA 74,201 7,505,899
Buzzi SpA 136,630 6,462,474
#Cairo Communication SpA 92,300 248,498
ΩCarel Industries SpA 16,675 518,965
Cembre SpA 4,280 402,812
Cementir Holding NV 92,262 1,600,772
*CIR SpA-Compagnie
Industriali 715,240 591,679
Comer Industries SpA, Class R 651 37,750
Credito Emiliano SpA 128,769 2,814,947
d'Amico International Shipping
SA 190,499 1,579,181
Danieli & C Officine
Meccaniche SpA 43,359 3,232,656
Danieli & C Officine
Meccaniche SpA 79,657 4,082,060
#Davide Campari-Milano NV 951,765 6,456,430
De' Longhi SpA 82,935 3,862,635
#DiaSorin SpA 600 49,607
Ω#doValue SpA 184,317 489,448
#Emak SpA 30,699 30,729
ΩEnav SpA 451,368 2,627,765
Equita Group SpA 24,270 164,471
ERG SpA 96,940 2,455,984
Esprinet SpA 73,167 596,852
#Ferretti SpA 101,808 338,520
Fiera Milano SpA 44,859 434,577
Fila SpA 65,967 710,788
*Fincantieri SpA 169,768 2,647,650
FNM SpA 76,407 40,351
Garofalo Health Care SpA 21,608 140,217
Gefran SpA 1,181 14,879
#*Geox SpA 544 175
#GPI SpA 6,472 102,015
Ω#*GVS SpA 43,941 219,414
Hera SpA 1,204,743 5,256,153
*IMMSI SpA 73,352 44,476
Industrie De Nora SpA 45,141 332,397
Ω#Infrastrutture Wireless
Italiane SpA 251,710 1,860,711
#Intercos SpA 49,087 753,403
#Interpump Group SpA, Class
R 69,521 2,778,760
Iren SpA 922,732 2,677,478
#Italgas SpA 1,093,492 11,255,111
#Italmobiliare SpA 20,711 624,321
Iveco Group NV 6,719 107,416
Lottomatica Group Spa 427,581 11,551,058
LU-VE SpA, Registered 6,868 449,622
Maire SpA 276,699 4,103,607
Shares Value
ITALY — (Continued)
#MARR SpA 45,953 $ 336,790
MFE-MediaForEurope NV,
Class A 571,239 1,728,538
MFE-MediaForEurope NV,
Class A 342,765 1,053,752
#MFE-MediaForEurope NV,
Class B 64,918 262,465
Moltiply Group SpA 14,805 621,737
#*NewPrinces SpA 15,613 288,135
Ω#Nexi SpA 295,953 1,444,437
Orsero SpA 17,501 324,589
ΩOVS SpA 368,902 2,656,994
Pharmanutra SpA 7,099 679,557
#Piaggio & C SpA 209,788 468,743
ΩPirelli & C SpA 682,100 5,179,612
ΩRAI Way SpA 127,169 678,898
Reply SpA 16,008 2,022,296
#Revo Insurance SpA 15,214 450,740
Rizzoli Corriere Della Sera
Mediagroup SpA 123,534 131,756
Sabaf SpA 44 628
*Safilo Group SpA 450,964 857,151
#Saipem SpA 3,256,861 15,693,188
#*Salvatore Ferragamo SpA 105,869 1,240,000
#Sanlorenzo SpA 29,874 1,299,931
*Seco SpA 18,854 75,598
Sesa SpA 20,508 2,180,221
*Sogefi SpA 68,620 152,059
SOL SpA 41,833 2,738,650
ΩTechnogym SpA 277,112 4,307,407
#*Telecom Italia SpA 3,494,863 29,566,505
*Tesmec SpA 404,738 155,068
#*TREVI - Finanziaria
Industriale SpA 27,153 142,146
TXT e-solutions SpA 8,038 428,188
#Webuild SpA 576,640 1,490,115
Wiit SpA 10,875 350,342
#Zignago Vetro SpA 4,996 42,766
TOTAL ITALY 211,532,055
JAPAN — (23.0%)
#&Do Holdings Co., Ltd. 13,200 77,596
77 Bank, Ltd. (The) 196,900 4,321,969
A&D HOLON Holdings Co.,
Ltd. 56,300 1,066,067
AB&Company Co., Ltd.,
Registered 5,200 44,644
#Abalance Corp. 5,000 16,015
Achilles Corp. 23,400 190,756
#AD Works Group Co., Ltd. 251,000 646,318
ADEKA Corp. 177,100 4,387,876
#Ad-sol Nissin Corp. 15,100 143,579
#Aeon Fantasy Co., Ltd. 11,900 206,424
#Aeon Hokkaido Corp. 55,600 295,416
Aeon Kyushu Co., Ltd. 2,700 48,090
AFC-HD AMS Life Science
Co., Ltd. 8,200 44,238
Ahresty Corp. 55,900 246,104
Ai Holdings Corp. 52,700 976,386

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Aica Kogyo Co., Ltd. 68,400 $ 1,583,864
Aichi Corp. 21,000 191,371
Aichi Financial Group, Inc. 221,500 2,416,364
Aida Engineering, Ltd. 134,600 1,009,341
#Aidma Holdings, Inc. 2,100 12,477
#AIMECHATEC, Ltd. 4,000 166,808
*Aiming, Inc. 26,200 30,277
Ain Holdings, Inc. 37,700 1,392,929
Air Water, Inc. 86,400 1,365,796
Airman Corp. 15,000 239,849
#Airport Facilities Co., Ltd. 43,800 258,853
#Airtech Japan, Ltd. 13,600 114,369
Aisan Industry Co., Ltd. 99,200 1,497,735
#AIT Corp. 6,800 100,660
#Aizawa Securities Group Co.,
Ltd. 30,200 323,764
Akatsuki Corp. 5,400 20,416
#*Akebono Brake Industry
Co., Ltd. 541,700 374,231
Akita Bank, Ltd. (The) 25,400 1,158,135
#Albis Co., Ltd. 19,200 306,766
#Alconix Corp. 71,939 1,175,602
Alfresa Holdings Corp. 202,401 2,948,464
#Alinco, Inc. 12,000 83,354
Allied Telesis Holdings KK,
Class B 114,900 169,581
Alpen Co., Ltd. 62,900 875,405
Alpha Corp. 6,891 52,843
AlphaPolis Co., Ltd. 12,900 85,959
#Alps Alpine Co., Ltd.,
Registered 528,700 7,351,495
ALSOK Co., Ltd. 117,700 867,088
#Altech Corp. 46,400 240,415
Amano Corp. 68,200 1,659,330
#Amiyaki Tei Co., Ltd. 15,900 135,608
#Amvis Holdings, Inc. 126,282 302,966
Anabuki Kosan, Inc. 1,400 19,986
and ST HD Co., Ltd., Class B 51,235 1,087,608
Anest Iwata Corp. 26,600 301,208
#Anicom Holdings, Inc., Class
B 219,700 1,659,910
Anrakutei Co., Ltd. 600 14,282
#Anycolor, Inc. 54,800 901,029
AOKI Holdings, Inc. 72,300 781,916
Aoyama Trading Co., Ltd. 475,200 2,238,342
Aoyama Zaisan Networks Co.,
Ltd. 13,100 104,570
Aozora Bank, Ltd., Class A 191,600 3,655,712
#Appier Group, Inc. 163,500 978,587
#Arakawa Chemical Industries,
Ltd. 12,500 142,801
Arata Corp. 47,700 782,193
#Araya Industrial Co., Ltd. 6,800 113,899
#*ARCHION Corp. 992,100 1,663,625
#ARCLANDS Corp. 173,437 2,084,839
Arcs Co., Ltd. 39,000 885,445
ARE Holdings, Inc. 51,700 1,004,940
Arealink Co., Ltd. 50,100 313,705
#*Arent, Inc. 800 22,509
Shares Value
JAPAN — (Continued)
Argo Graphics, Inc. 85,400 $ 732,651
Ariake Japan Co., Ltd. 27,100 913,971
Arisawa Manufacturing Co.,
Ltd. 120,600 1,846,587
Artience Co., Ltd. 37,700 1,056,003
Artner Co., Ltd. 13,400 80,034
As One Corp. 79,200 1,196,269
Asahi Co., Ltd. 42,900 365,886
#Asahi Diamond Industrial
Co., Ltd. 183,300 1,269,775
Asahi Kogyosha Co., Ltd. 13,000 310,253
#Asahi Net, Inc. 24,600 97,952
#ASAHI YUKIZAI Corp. 9,100 347,483
Asanuma Corp. 161,900 885,633
Ascentech KK 17,100 44,784
Asia Pile Holdings Corp. 76,100 711,653
#ASKA Pharmaceutical
Holdings Co., Ltd. 31,300 422,837
Astena Holdings Co., Ltd. 71,800 227,722
#*Atom Corp. 34,300 82,074
#Atrae, Inc. 27,900 150,868
#*Atsugi Co., Ltd. 20,000 136,662
#Aucnet, Inc. 29,100 243,985
Autobacs Seven Co., Ltd. 130,900 1,279,199
Avant Group Corp. 15,100 120,534
Avantia Co., Ltd. 5,000 27,131
Avex, Inc. 46,200 383,005
Awa Bank, Ltd. (The) 37,900 1,985,153
Axial Retailing, Inc. 90,800 723,092
#AZ-COM MARUWA Holdings,
Inc. 94,200 544,878
AZOOM Co., Ltd. 8,600 251,424
Bando Chemical Industries,
Ltd. 32,600 496,089
Bank of Iwate, Ltd. (The) 92,900 1,257,337
Bank of Kochi, Ltd. (The) 900 6,314
Bank of Nagoya, Ltd. (The) 32,200 1,316,514
#Bank of Saga, Ltd. (The) 18,700 657,686
Bank of the Ryukyus, Ltd. 87,700 1,620,984
#Base Co., Ltd. 11,000 222,107
#baudroie, Inc. 10,600 190,996
#Beauty Garage, Inc. 11,900 103,810
Belc Co., Ltd., Class R 13,800 577,221
Bell System24 Holdings, Inc. 53,900 462,073
Belluna Co., Ltd. 138,500 934,206
#*Bengo4.com, Inc. 18,700 271,530
#Bewith, Inc. 7,800 79,163
#Bic Camera, Inc. 305,500 3,346,158
BIPROGY, Inc. 2,100 64,203
B-Lot Co., Ltd., Class B 17,400 159,111
Blue Zones Holdings Co., Ltd. 99,200 1,114,267
#Bookoff Group Holdings, Ltd. 13,700 242,294
Bourbon Corp. 2,400 47,631
B-R31 Ice Cream Co., Ltd. 1,400 35,786
Broadleaf Co., Ltd. 47,800 132,090
Broadmedia Corp. 600 6,609
BRONCO BILLY Co., Ltd. 14,800 250,408
#Buffalo, Inc. 15,200 261,662
#Bull-Dog Sauce Co., Ltd. 7,500 85,586

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Bunka Shutter Co., Ltd. 80,244 $ 959,551
#Bushiroad, Inc. 75,100 177,816
Business Brain Showa-Ota,
Inc., Class G 19,700 128,055
#Business Engineering Corp.,
Class G 18,500 142,098
BuySell Technologies Co., Ltd. 41,600 776,481
C. Uyemura & Co., Ltd. 11,300 1,588,281
Calbee, Inc. 99,900 1,822,010
Career Design Center Co., Ltd. 1,300 23,824
#Careerlink Co., Ltd. 11,100 164,870
#Carlit Co., Ltd. 66,087 963,341
Casio Computer Co., Ltd. 95,100 1,053,879
Cawachi, Ltd. 21,600 451,060
CCI Group, Inc. 265,800 1,847,955
Celsys, Inc. 38,900 420,943
Central Automotive Products,
Ltd. 36,000 464,852
Central Glass Co., Ltd. 31,900 797,375
Central Security Patrols Co.,
Ltd. 9,399 164,457
#Central Sports Co., Ltd. 2,900 44,276
#Ceres, Inc. 9,082 120,523
#Change Holdings, Inc. 92,000 554,687
Charm Care Corp. KK 30,000 255,676
Chiba Kogyo Bank, Ltd. (The) 106,000 1,738,873
#Chino Corp. 12,000 120,659
#*Chiyoda Corp. 389,400 1,611,648
Chori Co., Ltd. 8,800 215,820
Choushimaru Co., Ltd. 1,100 11,896
#Chubu Shiryo Co., Ltd. 38,600 458,424
#Chubu Steel Plate Co., Ltd. 15,700 209,728
Chuetsu Pulp & Paper Co.,
Ltd. 7,700 101,119
#Chugai Mining Co., Ltd. 4,634 21,216
#Chugai Ro Co., Ltd. 6,600 160,207
Chugin Financial Group, Inc. 165,629 3,456,650
Chugoku Electric Power Co.,
Inc. (The) 517,700 3,058,242
Chugoku Marine Paints, Ltd. 102,400 2,305,568
Citizen Watch Co., Ltd. 341,900 4,580,139
CKD Corp. 112,900 4,254,357
CK-San-Etsu Co., Ltd. 1,900 61,931
Cleanup Corp. 4,300 25,061
#CMK Corp. 314,100 1,242,789
Coca-Cola Bottlers Japan
Holdings, Inc. 122,300 2,940,269
#Colowide Co., Ltd. 60,000 775,318
Computer Engineering &
Consulting, Ltd. 31,500 442,949
#Computer Institute of Japan,
Ltd. 55,000 178,238
COMSYS Holdings Corp. 34,900 1,154,237
Comture Corp. 43,922 394,464
Copro-Holdings Co., Ltd. 4,600 23,516
#Core Corp., Class D 4,700 59,685
Cosmo Energy Holdings Co.,
Ltd. 35,400 885,750
Cosmos Initia Co., Ltd. 22,100 183,768
Shares Value
JAPAN — (Continued)
Cosmos Pharmaceutical Corp. 53,200 $ 2,132,678
#Cota Co., Ltd. 22,641 172,909
#*Cover Corp. 1,500 13,754
#Create Restaurants Holdings,
Inc. 190,640 932,696
Create SD Holdings Co., Ltd. 29,400 614,866
Creek & River Co., Ltd. 17,500 158,706
Cresco, Ltd. 32,900 334,114
#Cross Cat Co., Ltd. 8,100 50,871
CTI Engineering Co., Ltd. 22,300 444,669
#CTS Co., Ltd. 11,700 62,091
Cube System, Inc. 1,300 8,826
#*CUC, Inc. 11,000 54,577
Curves Holdings Co., Ltd. 85,000 512,482
#Cyber Security Cloud, Inc. 1,700 19,442
CyberAgent, Inc. 77,800 711,182
#Cybozu, Inc. 35,600 602,556
Dai Nippon Toryo Co., Ltd. 17,000 149,367
Daicel Corp. 273,500 2,491,517
Dai-Dan Co., Ltd. 66,900 1,025,611
Daido Metal Co., Ltd. 93,100 798,125
Daido Steel Co., Ltd. 285,000 4,071,173
Daiei Kankyo Co., Ltd. 14,600 342,936
Daihatsu Infinearth Mfg Co.,
Ltd. 52,000 898,100
Daiho Corp. 80,900 403,928
Daiichi Jitsugyo Co., Ltd. 17,700 354,611
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 21,270 234,441
Daiichikosho Co., Ltd. 107,964 1,227,626
Daiken Medical Co., Ltd. 10,800 28,827
#Daiki Aluminium Industry Co.,
Ltd. 48,000 446,463
#Daikoku Denki Co., Ltd. 7,400 114,422
Daikokutenbussan Co., Ltd. 11,301 319,033
Daikyonishikawa Corp. 77,600 501,982
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 60,720 424,821
Daio Paper Corp. 187,899 1,170,644
Daiseki Co., Ltd. 47,062 1,123,163
Daishi Hokuetsu Financial
Group, Inc. 228,400 3,310,706
#Daishinku Corp. 55,600 255,259
Daisue Construction Co., Ltd. 16,600 363,850
#Daisyo Corp. 6,200 43,611
Daito Bank, Ltd. (The) 5,900 37,796
Daito Pharmaceutical Co., Ltd. 46,060 362,463
Daitron Co., Ltd. 22,600 471,233
Daiwabo Holdings Co., Ltd. 99,700 2,239,141
#DCM Holdings Co., Ltd. 107,000 1,032,200
Dear Life Co., Ltd. 58,100 398,098
Delica Foods Holdings Co.,
Ltd. 1,900 9,916
#Denka Co., Ltd. 319,600 6,884,773
Dentsu Soken, Inc. 43,800 739,146
Denyo Co., Ltd. 11,200 282,418
Dexerials Corp. 84,500 1,753,418
DIC Corp. 146,900 4,081,555

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Digital Arts, Inc. 12,800 $ 326,783
Digital Garage, Inc. 36,600 553,971
#Digital Hearts Holdings Co.,
Ltd. 20,600 97,679
Digital Information
Technologies Corp. 15,265 90,789
#dip Corp. 50,900 594,593
Direct Marketing MiX, Inc. 3,300 7,171
#DKS Co., Ltd. 18,700 1,482,142
DMG Mori Co., Ltd. 228,300 5,333,811
#Double Standard, Inc. 8,500 67,263
Doutor Nichires Holdings Co.,
Ltd. 71,000 1,424,682
Dowa Holdings Co., Ltd. 113,800 5,885,652
DTS Corp. 131,800 958,545
Duskin Co., Ltd. 13,500 377,042
#DyDo Group Holdings, Inc. 56,100 1,060,518
Eagle Industry Co., Ltd. 25,200 474,800
Earth Corp. 18,900 561,451
#EAT&HOLDINGS Co., Ltd. 700 8,951
Ebara Foods Industry, Inc. 1,300 20,126
Ebara Jitsugyo Co., Ltd. 17,200 259,688
Ebase Co., Ltd. 28,500 76,072
#Eco's Co., Ltd. 9,200 142,312
#EDION Corp. 135,800 2,065,678
eGuarantee, Inc. 58,499 676,748
#E-Guardian, Inc. 2,700 29,115
Ehime Bank, Ltd. (The) 56,827 992,532
Eiken Chemical Co., Ltd.,
Class P 4,100 55,388
EJ Holdings, Inc. 19,500 213,707
Elan Corp. 15,500 75,054
Elecom Co., Ltd. 64,600 755,036
Electric Power Development
Co., Ltd., Class B 20,400 486,858
#EM Systems Co., Ltd. 44,300 155,248
EN, Inc. 41,600 335,204
Endo Lighting Corp. 20,100 328,972
Enomoto Co., Ltd. 3,600 53,381
#Envipro Holdings, Inc. 16,400 83,635
ERI Holdings Co., Ltd. 17,100 169,147
#ES-Con Japan, Ltd. 60,400 407,029
#Eslead Corp. 4,100 134,156
ESPEC Corp. 27,600 674,291
#Eternal Hospitality Group
Co., Ltd. 23,400 202,513
#Euglena Co., Ltd. 121,500 260,207
#eWeLL Co., Ltd. 10,000 132,894
Exedy Corp. 52,200 1,980,141
EXEO Group, Inc. 290,100 4,769,865
Ezaki Glico Co., Ltd. 62,100 1,971,131
F&M Co., Ltd. 2,400 39,160
FaithNetwork Co., Ltd. 11,100 54,724
FALCO HOLDINGS Co., Ltd. 7,200 119,876
#*f-code, Inc. 5,300 44,936
*FDK Corp. 2,400 5,878
Feed One Co., Ltd. 45,765 369,052
Ferrotec Corp. 108,400 5,650,620
#FFRI Security, Inc. 5,000 162,977
Shares Value
JAPAN — (Continued)
FIDEA Holdings Co., Ltd. 19,700 $ 267,244
#FINDEX, Inc. 23,700 125,477
Fintech Global, Inc. 348,400 288,829
#First Bank of Toyama, Ltd.
(The) 132,700 2,426,062
Fit Easy, Inc. 10,600 182,342
#Fixstars Corp. 136,500 1,791,710
FJ Next Holdings Co., Ltd. 12,300 147,546
#Focus Systems Corp. 14,900 163,575
#Forval Corp. 2,200 14,093
#Foster Electric Co., Ltd. 124,500 2,228,450
FP Corp. 49,888 790,500
#FP Partner, Inc. 2,400 33,176
#France Bed Holdings Co.,
Ltd. 25,400 203,232
#Freebit Co., Ltd. 14,100 138,321
#*Fronteo, Inc. 25,800 102,730
F-Tech, Inc. 9,700 41,487
Fudo Tetra Corp. 23,400 394,152
#Fuji Co., Ltd. 34,700 442,181
Fuji Corp. 17,700 814,828
#Fuji Corp., Ltd. 17,100 79,580
#Fuji Die Co., Ltd. 12,200 73,020
#Fuji Kyuko Co., Ltd. 48,700 839,576
FUJI OIL Co., Ltd. 50,700 1,262,206
Fuji Pharma Co., Ltd. 32,400 378,687
Fuji Seal International, Inc. 61,700 1,172,193
Fuji United Holdings Co., Ltd. 7,900 58,546
Fujibo Holdings, Inc. 40,600 887,348
#Fujicco Co., Ltd. 27,500 275,130
Fujikura Composites, Inc. 20,700 325,532
Fujimi, Inc. 76,701 1,840,150
#Fujita Kanko, Inc. 66,500 841,978
#Fujiya Co., Ltd. 22,100 339,498
FuKoKu Co., Ltd. 15,500 182,817
Fukuda Corp. 22,200 539,576
Fukuda Denshi Co., Ltd. 14,600 1,038,895
#Fukui Bank, Ltd. (The) 29,800 1,063,049
Fukui Computer Holdings, Inc. 15,100 305,841
Fukuyama Transporting Co.,
Ltd. 18,999 712,351
#FULLCAST Holdings Co.,
Ltd. 26,900 291,934
Fumakilla, Ltd. 100 764
Funai Soken Holdings, Inc. 87,000 603,768
Furukawa Co., Ltd. 86,600 1,933,509
#Furuno Electric Co., Ltd. 54,100 2,456,543
#Furuya Metal Co., Ltd. 102,201 4,274,823
Furyu Corp. 34,200 297,914
Fuso Chemical Co., Ltd. 92,400 2,173,264
#Fuso Pharmaceutical
Industries, Ltd. 12,200 166,651
Futaba Industrial Co., Ltd. 141,700 922,863
Future Corp. 37,600 577,372
G-7 Holdings, Inc. 25,300 231,510
#GA Technologies Co., Ltd. 42,274 384,973
#Gakken Holdings Co., Ltd. 63,700 406,864
Gakkyusha Co., Ltd. 2,800 47,357
Gakujo Co., Ltd. 10,700 108,999

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Galilei Holdings Co., Ltd. 22,500 $ 488,224
Gecoss Corp. 18,200 199,574
#Genki Global Dining
Concepts Corp. 17,100 379,642
#Genky DrugStores Co., Ltd. 25,400 595,817
Geo Holdings Corp. 119,500 1,568,567
#Gift Holdings, Inc. 38,800 1,250,080
#Giftee Group, Inc. 33,100 218,692
#Giken, Ltd. 28,400 338,891
Global Link Management KK 9,800 118,973
GLOBERIDE, Inc. 30,100 482,243
Glory, Ltd. 62,100 1,782,755
GLTECHNO HOLDINGS, Inc. 11,800 426,868
#GMO Financial Gate, Inc. 3,001 121,001
#GMO Financial Holdings, Inc. 57,900 395,636
#GMO GlobalSign Holdings
KK 5,800 83,526
GMO internet group, Inc. 6,700 179,003
GMO Payment Gateway, Inc. 9,000 558,512
GMS Group Co., Ltd. 39,457 88,467
#Godo Steel, Ltd. 22,600 403,103
#Gokurakuyu Holdings Co.,
Ltd. 6,700 21,082
#Goldcrest Co., Ltd. 21,800 444,283
Goldwin, Inc. 89,100 1,282,290
#Good Com Asset Co., Ltd. 22,700 220,264
#Gourmet Kineya Co., Ltd. 9,000 55,280
#Grandy House Corp. 36,900 125,607
Greens Co., Ltd. 14,700 204,309
grems, Inc. 13,400 216,622
GS Yuasa Corp. 303,200 10,438,954
GSI Creos Corp. 4,200 70,165
G-Tekt Corp. 57,100 775,678
#*Gumi, Inc. 13,200 20,974
Gunze, Ltd. 89,700 2,264,682
H.U. Group Holdings, Inc. 76,801 1,645,271
H2O Retailing Corp. 195,900 3,523,063
#Hagihara Industries, Inc. 15,800 176,730
Hakudo Co., Ltd. 3,400 74,523
#Hakuhodo DY Holdings, Inc. 277,400 2,269,201
Hakuto Co., Ltd. 15,400 477,789
Halows Co., Ltd. 16,055 385,683
Hamakyorex Co., Ltd. 96,500 1,112,121
Hanwa Co., Ltd. 153,000 1,640,264
Happinet Corp. 51,900 1,080,537
Hard Off Corp. Co., Ltd. 12,500 227,744
Harima Chemicals Group, Inc. 7,000 49,239
#Harmonic Drive Systems, Inc. 4,300 165,816
Hashimoto Sogyo Holdings
Co., Ltd. 1,300 11,545
Hazama Ando Corp. 301,200 3,451,339
Heiwa Real Estate Co., Ltd. 56,800 840,094
Heiwado Co., Ltd. 54,100 904,810
Hennge KK 14,700 120,203
#Hibino Corp. 3,700 61,998
#Hiday Hidaka Corp. 44,300 801,281
Hioki EE Corp. 10,900 767,398
#Hirano Tecseed Co., Ltd. 8,500 86,054
Shares Value
JAPAN — (Continued)
Hirata Corp. 95,703 $ 1,715,411
Hirogin Holdings, Inc. 552,700 7,652,235
#Hirose Tusyo, Inc. 500 12,247
#Hiroshima Gas Co., Ltd. 4,000 10,752
#HIS Co., Ltd. 206,100 1,324,166
Hochiki Corp. 59,000 715,152
#Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 5,000 81,080
Hodogaya Chemical Co., Ltd. 15,900 203,812
Hokkaido Coca-Cola Bottling
Co., Ltd. 1,400 35,214
#Hokkaido Electric Power Co.,
Inc. 708,900 4,567,947
Hokkaido Gas Co., Ltd. 84,500 409,697
Hokkan Holdings, Ltd. 3,300 49,451
#Hokko Chemical Industry
Co., Ltd. 23,300 270,425
Hokuetsu Corp. 42,700 245,916
Hokuhoku Financial Group,
Inc. 103,900 4,873,789
Hokuriku Electric Industry Co.,
Ltd. 5,700 83,804
Hokuriku Electric Power Co. 242,000 1,461,347
Hokuryo Co., Ltd. 3,400 43,091
Hokuto Corp. 40,200 492,827
H-One Co., Ltd. 45,000 436,646
#Honeys Holdings Co., Ltd. 28,000 251,996
Hoosiers Holdings Co., Ltd. 52,400 408,406
Hosokawa Micron Corp. 14,900 470,699
Hotland Holdings Co., Ltd. 7,900 81,568
House Foods Group, Inc. 60,400 1,469,174
#Howa Machinery, Ltd. 105,300 913,294
#HPC Systems, Inc. 4,200 83,354
HS Holdings Co., Ltd.,
Registered 30,700 220,188
Hurxley Holdings Corp. 1,900 7,935
Hyakugo Bank, Ltd. (The) 238,200 3,017,424
Hyakujushi Bank, Ltd. (The) 162,700 2,908,112
#I K K Holdings, Inc. 3,300 16,622
#IBJ, Inc. 41,300 213,471
#Ichibanya Co., Ltd. 101,100 593,044
Ichigo, Inc. 136,600 355,173
Ichiken Co., Ltd. 5,400 89,534
Ichinen Holdings Co., Ltd. 26,500 394,442
#Ichiyoshi Securities Co., Ltd. 45,300 443,256
ID Holdings Corp. 19,200 123,237
#IDEA Consultants, Inc. 3,700 83,307
Idec Corp. 65,100 1,445,304
#IDOM, Inc. 256,300 2,066,819
IG Port, Inc. 2,100 14,059
Iida Group Holdings Co., Ltd. 55,664 800,219
#Iino Kaiun Kaisha, Ltd. 138,300 1,289,845
I'll, Inc. 14,800 210,068
i-mobile Co., Ltd. 48,200 145,909
#Imuraya Group Co., Ltd. 8,600 128,440
Inaba Denki Sangyo Co., Ltd. 52,200 938,436
Inaba Seisakusho Co., Ltd. 14,675 156,957
Inabata & Co., Ltd. 53,700 1,337,230
#I-NE Co., Ltd. 11,300 89,137

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Ines Corp. 2,900 $ 38,885
#Infomart Corp. 638,700 2,282,432
INFRONEER Holdings, Inc. 318,800 5,199,709
Innotech Corp. 23,000 488,240
#Insource Co., Ltd. 40,100 189,891
Intage Holdings, Inc. 12,400 149,135
Intelligent Wave, Inc. 14,500 91,066
Internet Initiative Japan, Inc. 69,600 1,531,222
#Inui Global Logistics Co., Ltd. 30,200 358,474
#IPS, Inc. 10,700 234,194
Iriso Electronics Co., Ltd. 36,500 628,105
#ISB Corp. 9,700 143,893
Ise Chemicals Corp. 4,000 84,911
Iseki & Co., Ltd. 91,400 1,061,382
#Ishihara Chemical Co., Ltd. 8,000 145,756
Ishihara Sangyo Kaisha, Ltd. 98,200 1,829,243
Ishii Hyoki Co., Ltd. 300 2,952
Istyle, Inc. 874,602 2,427,848
Itfor, Inc. 24,700 267,128
#ITmedia, Inc. 16,200 120,667
#Ito En, Ltd. 159,900 2,996,650
Itochu Enex Co., Ltd. 47,900 652,806
Itoham Yonekyu Holdings, Inc. 30,300 933,406
#Itoki Corp. 74,900 1,382,986
IwaiCosmo Holdings, Inc. 32,400 853,622
#Iwaki Co., Ltd. 8,100 261,988
Iwatani Corp. 384,900 4,959,161
Izumi Co., Ltd. 141,900 892,083
J Front Retailing Co., Ltd. 9,600 179,761
#J Trust Co., Ltd. 273,136 1,401,489
JAC Recruitment Co., Ltd. 88,000 521,174
#Jade Group, Inc. 5,700 58,996
#JANOME Corp. 15,500 126,843
Japan Airport Terminal Co.,
Ltd. 44,200 1,573,129
Japan Animal Referral Medical
Center Co., Ltd. 1,500 9,336
Japan Aviation Electronics
Industry, Ltd. 64,700 966,284
Japan Business Systems, Inc. 5,600 56,273
#Japan Cash Machine Co.,
Ltd. 36,100 256,877
#*Japan Communications, Inc. 500,399 358,270
Japan Electronic Materials
Corp. 124,400 4,758,022
Japan Elevator Service
Holdings Co., Ltd. 158,200 1,682,101
Japan Engine Corp. 2,800 164,246
Japan Eyewear Holdings Co.,
Ltd. 7,500 118,747
#Japan Investment Adviser
Co., Ltd. 134,600 1,814,110
Japan Lifeline Co., Ltd. 76,500 754,310
Japan Material Co., Ltd. 89,300 1,271,428
#Japan Medical Dynamic
Marketing, Inc. 29,100 157,539
Japan Property Management
Center  Co., Ltd. 12,700 145,325
Japan Pulp & Paper Co., Ltd. 148,400 1,041,060
Shares Value
JAPAN — (Continued)
Japan Securities Finance Co.,
Ltd. 76,700 $ 1,150,319
#Japan System Techniques
Co., Ltd. 14,000 165,389
Japan Transcity Corp. 53,100 450,212
Japan Wool Textile Co., Ltd.
(The) 51,200 614,818
JBCC Holdings, Inc. 61,800 627,218
#JCR Pharmaceuticals Co.,
Ltd. 48,500 145,904
JCU Corp. 22,900 849,986
#JDC Corp. 140,200 454,346
Jeol, Ltd. 103,500 5,345,144
JFE Systems, Inc. 3,900 46,856
#*JIG-SAW, Inc. 900 13,764
#JINS Holdings, Inc. 35,600 1,426,459
JINUSHI Co., Ltd. 27,300 500,993
JK Holdings Co., Ltd. 7,200 62,628
J-Lease Co., Ltd. 15,900 136,906
JM Holdings Co., Ltd. 45,800 393,784
JMDC, Inc. 17,300 340,078
#JMS Co., Ltd. 3,200 9,104
J-Oil Mills, Inc. 40,900 535,829
Joshin Corp. 34,200 847,348
Joyful Honda Co., Ltd. 108,100 1,692,531
#JP-Holdings, Inc. 80,300 320,746
#JSB Co., Ltd. 13,100 737,171
JSP Corp. 17,300 275,214
JTEKT Corp. 311,051 4,329,025
Juki Corp. 75,600 249,270
Juroku Financial Group, Inc. 113,200 1,682,093
#Justsystems Corp. 40,400 1,022,528
JVCKenwood Corp. 393,826 2,804,828
JX Advanced Metals Corp. 160 3,816
Kadoya Sesame Mills, Inc. 3,000 33,651
Kaga Electronics Co., Ltd. 33,100 976,006
#Kagome Co., Ltd. 141,700 2,322,732
Kakaku.com, Inc. 59,700 1,383,533
#Kamakura Shinsho, Ltd. 43,300 144,945
#Kameda Seika Co., Ltd. 81,300 649,481
Kamei Corp. 28,000 684,943
Kamigumi Co., Ltd. 75,100 2,442,725
#Kanaden Corp. 15,500 238,596
Kanadevia Corp. 323,414 2,413,037
#Kanagawa Chuo Kotsu Co.,
Ltd. 9,700 235,761
#Kanamic Network Co., Ltd. 54,000 168,215
Kanamoto Co., Ltd. 40,100 1,319,667
Kaneka Corp. 49,900 1,791,981
Kaneko Seeds Co., Ltd. 3,300 31,461
Kanematsu Corp. 222,100 2,927,159
Kanemi Co., Ltd. 500 12,529
#Kanro, Inc. 16,200 111,917
#Kansai Paint Co., Ltd. 321,600 5,720,026
Kanto Denka Kogyo Co., Ltd. 167,000 2,799,328
#*Kappa Create Co., Ltd. 20,900 213,693
#Kasumigaseki Capital Co.,
Ltd. 14,700 685,954
Katitas Co., Ltd. 37,100 791,047

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Kato Sangyo Co., Ltd. 6,500 $ 260,041
#Kato Works Co., Ltd. 22,300 186,411
KAWADA TECHNOLOGIES,
Inc. 79,200 632,207
Kawai Musical Instruments
Manufacturing Co., Ltd. 6,100 133,321
KeePer Technical Laboratory
Co., Ltd. 8,101 142,814
Keihan Holdings Co., Ltd. 98,600 2,021,230
#Keihanshin Building Co., Ltd. 94,500 681,931
Keikyu Corp. 282,700 2,764,415
Keio Corp. 825,200 4,196,872
Keisei Electric Railway Co.,
Ltd. 172,900 1,389,390
KEIWA, Inc. 38,901 301,973
Keiyo Bank, Ltd. (The) 197,000 3,278,694
Kenko Mayonnaise Co., Ltd. 18,533 237,562
#Key Coffee, Inc. 12,900 162,116
KeyHolder, Inc. 4,400 20,808
KH Neochem Co., Ltd. 81,900 1,699,981
#Kibun Foods, Inc. 13,700 93,613
#Kimura Chemical Plants Co.,
Ltd. 78,600 598,293
#Kimura Kohki Co., Ltd. 1,700 123,850
Kimura Unity Co., Ltd. 9,000 52,398
Kinki Sharyo Co., Ltd. (The) 2,700 39,731
Kintetsu Department Store
Co., Ltd. 13,500 156,854
Kintetsu Group Holdings Co.,
Ltd. 29,000 630,906
Ki-Star Real Estate Co., Ltd. 32,100 713,669
#Kitagawa Corp. 10,300 106,477
Kita-Nippon Bank, Ltd. (The) 9,984 416,980
Kitoku Shinryo Co., Ltd. 9,300 101,046
Kitz Corp. 170,400 2,354,404
Kiyo Bank, Ltd. (The) 71,600 2,108,990
#KNT-CT Holdings Co., Ltd. 8,101 97,940
KOA Corp. 114,300 1,621,628
Koa Shoji Holdings Co., Ltd. 2,100 10,248
#Koatsu Gas Kogyo Co., Ltd. 15,600 104,931
Kobe Bussan Co., Ltd. 26,200 452,669
#Kobe Electric Railway Co.,
Ltd. 7,100 109,738
Kobe Steel, Ltd. 64,800 845,279
Kohnan Shoji Co., Ltd. 30,700 808,833
Kohoku Kogyo Co., Ltd. 3,900 107,282
#Kohsoku Corp. 5,500 143,005
Koike-ya, Inc. 400 11,970
Koito Manufacturing Co., Ltd. 35,200 596,117
#Kojima Co., Ltd. 25,900 224,312
Kokuyo Co., Ltd. 53,100 303,410
KOMEDA Holdings Co., Ltd. 84,000 1,524,635
Komehyo Holdings Co., Ltd. 10,000 317,161
Komeri Co., Ltd. 32,900 797,576
*Konaka Co., Ltd. 4,100 6,051
Kondotec, Inc. 9,400 90,561
Konica Minolta, Inc. 895,100 3,321,244
Konishi Co., Ltd. 52,400 465,339
Konoike Transport Co., Ltd. 21,200 398,370
Shares Value
JAPAN — (Continued)
#Konoshima Chemical Co.,
Ltd. 9,100 $ 90,757
#Kosaido Holdings Co., Ltd. 506,700 1,607,056
Kose Holdings Corp. 64,000 2,285,068
#Koshidaka Holdings Co., Ltd. 114,400 751,530
#Kotobuki Spirits Co., Ltd. 271,293 4,332,850
#Kourakuen Corp. 18,000 127,292
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 3,000 54,677
KPP Group Holdings Co., Ltd. 124,000 864,437
Kraftia Corp. 22,400 1,194,526
#KRS Corp. 13,500 245,794
K's Holdings Corp. 461,200 5,464,304
#KU Holdings Co., Ltd. 21,900 166,012
Kumagai Gumi Co., Ltd. 110,700 994,892
#Kumiai Chemical Industry
Co., Ltd. 247,600 1,141,394
#Kura Sushi, Inc. 39,802 417,455
Kurabo Industries, Ltd. 9,300 578,238
Kuraray Co., Ltd. 405,700 4,688,259
#Kureha Corp. 77,800 2,096,166
#Kurimoto, Ltd. 149,500 1,422,468
Kuriyama Holdings Corp. 7,200 74,431
#Kusuri no Aoki Holdings Co.,
Ltd. 64,900 1,638,549
KYB Corp. 47,200 1,339,890
#Kyodo Printing Co., Ltd. 37,300 383,952
Kyoei Steel, Ltd. 33,800 412,244
#Kyoei Tanker Co., Ltd. 1,200 10,619
#Kyokuto Boeki Kaisha, Ltd. 14,300 159,772
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 126,100 1,864,276
Kyokuyo Co., Ltd. 19,300 550,303
Kyorin Pharmaceutical Co.,
Ltd. 76,800 550,828
#Kyoritsu Maintenance Co.,
Ltd. 142,600 3,109,482
Kyosan Electric Manufacturing
Co., Ltd. 60,500 331,330
Kyushu Financial Group, Inc. 801,820 7,475,596
Kyushu Railway Co. 39,200 885,308
#LA Holdings Co., Ltd. 42,700 734,797
#Lacto Japan Co., Ltd. 13,200 280,207
*LAND Co., Ltd. 474,000 32,746
#LEC, Inc. 47,000 286,324
Leopalace21 Corp. 420,200 1,786,625
Life Corp. 28,300 459,270
#Lifedrink Co., Inc. 87,700 796,447
#LIKE, Inc. 8,100 77,375
#Link And Motivation, Inc. 82,100 326,389
Lintec Corp. 54,500 2,122,154
Lion Corp. 346,500 3,716,891
#LITALICO, Inc. 35,900 358,718
Lixil Corp. 331,300 3,610,020
#Loadstar Capital KK 24,600 418,227
Look Holdings, Inc. 3,900 63,537
#Luckland Co., Ltd. 1,200 9,609
M&A Capital Partners Co., Ltd. 28,600 697,824

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Mabuchi Motor Co., Ltd. 453,900 $ 4,746,387
#Macbee Planet, Inc. 2,600 19,709
Macnica Holdings, Inc. 153,000 3,166,180
Maeda Kosen Co., Ltd. 54,600 673,820
Maezawa Holdings Co., Ltd. 14,500 163,464
#Maezawa Kyuso Industries
Co., Ltd. 2,300 22,707
#Mammy Mart Holdings Corp. 14,400 97,311
#Management Solutions Co.,
Ltd. 18,000 161,884
Mani, Inc. 118,700 1,127,175
MarkLines Co., Ltd. 13,729 115,799
#Marubun Corp. 27,800 295,940
#Maruchiyo Yamaokaya Corp. 5,600 122,393
Marudai Food Co., Ltd. 29,900 431,341
Marui Group Co., Ltd. 210,700 3,926,847
#Marumae Co., Ltd. 8,600 109,049
Maruwa Co., Ltd. 3,100 1,081,325
#Maruzen CHI Holdings Co.,
Ltd. 100 229
Maruzen Showa Unyu Co.,
Ltd. 12,700 615,758
Marvelous, Inc. 48,600 142,847
#Matching Service Japan Co.,
Ltd. 11,300 70,330
Matsuda Sangyo Co., Ltd. 23,200 783,897
Matsui Securities Co., Ltd. 102,800 677,263
Matsuoka Corp. 5,500 85,078
#Matsuya Co., Ltd. 47,200 569,157
#Matsuyafoods Holdings Co.,
Ltd. 15,100 475,120
Max Co., Ltd. 34,200 395,859
Maxell, Ltd. 114,600 1,489,854
Maxvalu Tokai Co., Ltd. 7,700 158,377
Mazda Motor Corp. 192,200 1,420,149
MEC Co., Ltd. 69,800 3,734,941
#Media Do Co., Ltd. 8,100 65,624
#Medical System Network Co.,
Ltd., Class A 26,600 80,857
Medipal Holdings Corp. 2,100 38,024
#Medius Holdings Co., Ltd. 2,000 9,785
*Medley, Inc. 49,700 639,569
Megmilk Snow Brand Co., Ltd. 71,700 1,695,403
Meidensha Corp. 73,600 4,446,739
Meiho Facility Works, Ltd. 3,700 22,052
#Meiji Electric Industries Co.,
Ltd. 15,000 207,442
#Meiji Shipping Group Co.,
Ltd. 22,500 115,026
Meiko Electronics Co., Ltd. 14,600 1,896,235
Meisei Industrial Co., Ltd. 2,600 33,279
MEITEC Group Holdings, Inc. 38,300 803,163
Meiwa Corp. 78,800 446,397
#Meiwa Estate Co., Ltd. 20,200 106,186
Members Co., Ltd. 13,600 75,847
#Menicon Co., Ltd. 215,401 2,347,123
*Mercari, Inc. 776,200 20,913,161
METAWATER Co., Ltd. 46,900 908,692
Micronics Japan Co., Ltd. 37,300 3,181,247
Shares Value
JAPAN — (Continued)
#Midac Holdings Co., Ltd. 14,300 $ 196,774
#Mie Kotsu Group Holdings,
Inc. 75,600 263,039
Mikuni Corp. 6,400 14,872
Milbon Co., Ltd. 62,400 1,089,869
#MIMAKI ENGINEERING Co.,
Ltd. 27,200 361,471
Mipox Corp. 6,000 28,639
#Mirai Industry Co., Ltd. 14,400 307,489
Miraini Holdings Co., Ltd. 29,662 430,330
MIRAIT ONE Corp. 161,400 3,600,520
Mirarth Holdings, Inc. 713,001 1,840,436
#Miroku Jyoho Service Co.,
Ltd. 19,500 223,260
#Mitachi Co., Ltd. 4,400 42,998
Mitsuba Corp. 83,100 624,718
#Mitsubishi Kakoki Kaisha, Ltd. 81,500 1,614,900
Mitsubishi Logistics Corp. 344,100 3,464,232
Mitsubishi Materials Corp. 411,400 10,833,727
#Mitsubishi Motors Corp. 995,800 2,302,113
#Mitsubishi Paper Mills, Ltd. 127,000 895,720
Mitsubishi Pencil Co., Ltd. 42,200 734,409
Mitsubishi Research Institute,
Inc. 8,100 244,691
Mitsubishi Steel Manufacturing
Co., Ltd. 36,500 499,733
#Mitsuboshi Belting, Ltd. 35,100 900,509
Mitsui DM Sugar Co., Ltd. 28,400 611,788
Mitsui E&S Co., Ltd. 75,000 2,292,982
Mitsui High-Tec, Inc. 571,200 3,239,401
#Mitsui Matsushima Holdings
Co., Ltd. 11,700 170,917
#Mitsui-Soko Holdings Co.,
Ltd. 56,300 1,275,391
Mitsuuroko Group Holdings
Co., Ltd. 43,400 576,759
Miura Co., Ltd. 109,000 2,202,248
#Miyaji Engineering Group,
Inc. 49,800 495,732
Miyazaki Bank, Ltd. (The) 117,900 1,731,940
#Miyoshi Oil & Fat Co., Ltd. 9,700 116,662
#Mizuho Medy Co., Ltd. 23,300 245,402
Mizuno Corp. 82,400 1,912,187
Mochida Pharmaceutical Co.,
Ltd. 35,000 685,822
Modec, Inc. 14,700 953,226
Monex Group, Inc. 282,100 1,249,053
Monogatari Corp. (The) 45,500 1,565,960
Morinaga & Co., Ltd. 110,300 1,829,501
Morinaga Milk Industry Co.,
Ltd. 593,700 4,440,865
#Moriroku Co., Ltd. 10,500 165,916
Morita Holdings Corp. 34,100 539,903
Morito Co., Ltd. 8,800 99,648
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 14,200 207,883
Morozoff, Ltd. 5,400 50,871
Mory Industries, Inc. 12,600 75,968

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
MOS Food Services, Inc. 32,500 $ 786,858
MrMax Holdings, Ltd. 14,000 69,022
MTG Co., Ltd. 6,100 291,543
#Mugen Estate Co., Ltd. 19,200 234,174
m-up Holdings, Inc. 151,700 751,712
Musashi Seimitsu Industry
Co., Ltd. 175,400 3,552,614
Musashino Bank, Ltd. (The) 113,900 1,843,431
Muto Seiko Co. 2,100 30,123
Nabtesco Corp. 90,100 2,655,609
#NAC Co., Ltd. 4,200 14,138
Nachi-Fujikoshi Corp. 26,400 908,601
#Nafco Co., Ltd. 14,500 203,442
#Nagaileben Co., Ltd. 31,400 352,011
Nagano Keiki Co., Ltd. 22,200 525,634
Nagase & Co., Ltd. 352,900 2,522,218
Nagase Brothers, Inc. 6,000 88,139
#Nagawa Co., Ltd. 1,000 32,595
Nagoya Railroad Co., Ltd. 468,000 5,569,854
#Nakakita Seisakusho Co.,
Ltd. 3,400 109,543
#Nakamoto Packs Co., Ltd. 1,000 11,908
#Nakamuraya Co., Ltd. 4,700 94,753
Nakanishi, Inc. 66,600 1,269,468
Nakano Corp. 6,300 52,624
#Nakayama Steel Works, Ltd. 126,200 520,731
Namura Shipbuilding Co., Ltd. 596,900 16,269,719
NANKAI Co., Ltd. 181,400 3,408,121
Nanto Bank, Ltd. (The) 186,000 2,009,232
Nanyo Corp. 4,600 56,278
#Nareru Group, Inc. 1,900 27,577
Natori Co., Ltd. 11,700 144,831
#NCD Co., Ltd. 4,300 67,190
#Needs Well, Inc. 2,100 5,935
NEOJAPAN, Inc. 1,000 10,300
#*Net Protections Holdings,
Inc. 187,900 519,240
New Art Holdings Co., Ltd. 1,100 9,368
Nextage Co., Ltd. 75,800 1,594,787
#NexTone, Inc. 12,500 119,406
NH Foods, Ltd. 25,400 997,017
NHK Spring Co., Ltd. 86,200 1,954,354
Nicca Chemical Co., Ltd. 1,500 18,898
Nice Corp. 800 9,682
Nichias Corp. 95,100 2,006,223
#Nichiban Co., Ltd. 18,900 231,109
Nichicon Corp. 130,600 2,402,433
Nichiden Corp. 25,100 486,315
Nichiha Corp. 38,300 743,269
Nichimo Co., Ltd. 6,200 93,063
Nichirei Corp. 484,000 6,698,031
Nichireki Group Co., Ltd. 37,400 517,693
Nichirin Co., Ltd. 5,900 152,479
Nifco, Inc. 62,500 2,044,670
#Nihon Dempa Kogyo Co., Ltd. 87,800 1,414,946
Nihon Denkei Co., Ltd. 300 4,983
#Nihon House Holdings Co.,
Ltd. 26,500 51,594
Shares Value
JAPAN — (Continued)
Nihon Kohden Corp. 42,800 $ 427,530
Nihon M&A Center Holdings,
Inc. 859,800 3,442,980
Nihon Nohyaku Co., Ltd. 79,300 536,386
#Nihon Yamamura Glass Co.,
Ltd. 16,100 279,279
Niitaka Co., Ltd. 1,000 14,351
Nikkiso Co., Ltd. 156,762 3,691,992
Nikko Co., Ltd. 22,200 136,916
Nikon Corp. 47,200 565,896
Nippi, Inc. 2,700 206,199
Nippn Corp. 63,600 1,122,012
#Nippon Air Conditioning
Services Co., Ltd. 23,100 230,964
Nippon Aqua Co., Ltd. 46,000 217,541
#Nippon Avionics Co., Ltd. 4,700 156,740
Nippon Carbide Industries Co.,
Inc. 10,800 217,391
Nippon Carbon Co., Ltd. 16,900 502,569
Nippon Care Supply Co., Ltd. 1,100 26,874
#Nippon Chemical Industrial
Co., Ltd. 11,900 443,190
Nippon Chemi-Con Corp. 84,400 1,653,811
#*Nippon Coke & Engineering
Co., Ltd. 1,782,897 1,063,748
#Nippon Concrete Industries
Co., Ltd. 57,300 122,715
Nippon Denko Co., Ltd. 466,000 1,252,617
Nippon Densetsu Kogyo Co.,
Ltd. 32,300 819,545
Nippon Electric Glass Co., Ltd. 145,200 4,854,135
#Nippon Fine Chemical Co.,
Ltd. 5,600 90,669
Nippon Gas Co., Ltd. 144,500 2,587,342
Nippon Kanzai Holdings Co.,
Ltd. 5,300 93,301
Nippon Kayaku Co., Ltd. 184,400 2,225,887
Nippon Kodoshi Corp. 12,200 515,660
Nippon Light Metal Holdings
Co., Ltd. 171,300 2,920,895
#Nippon Paper Industries Co.,
Ltd. 451,300 3,900,071
Nippon Parking Development
Co., Ltd. 748,200 1,155,957
Nippon Rietec Co., Ltd. 22,000 334,646
Nippon Seiki Co., Ltd. 39,400 603,775
#Nippon Seisen Co., Ltd. 5,800 48,811
Nippon Sharyo, Ltd. 10,800 229,260
#*Nippon Sheet Glass Co.,
Ltd. 510,200 1,544,458
Nippon Shinyaku Co., Ltd. 110,400 2,357,419
Nippon Shokubai Co., Ltd. 345,300 4,679,902
Nippon Signal Co., Ltd. 108,500 1,095,051
Nippon Ski Resort
Development Co., Ltd. 4,000 11,933
Nippon Soda Co., Ltd. 19,700 474,483
Nippon Thompson Co., Ltd. 53,000 593,161
#Nippon Yakin Kogyo Co., Ltd. 25,100 794,498
Nipro Corp. 330,400 3,371,958

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Nireco Corp. 3,300 $ 18,363
Nishimatsu Construction Co.,
Ltd. 26,400 880,912
Nishimatsuya Chain Co., Ltd. 8,900 111,288
Nishi-Nippon Financial
Holdings, Inc. 165,300 4,430,839
Nishi-Nippon Railroad Co., Ltd. 69,100 1,354,876
Nishio Holdings Co., Ltd. 33,700 909,038
Nissan Shatai Co., Ltd. 51,100 310,660
Nissan Tokyo Sales Holdings
Co., Ltd. 22,600 77,356
Nissei ASB Machine Co., Ltd. 10,300 586,723
Nissha Co., Ltd. 128,101 1,069,218
Nisshin Oillio Group, Ltd. (The) 82,900 992,353
Nisshin Seifun Group, Inc. 65,900 832,933
Nisshinbo Holdings, Inc. 264,000 3,613,679
#Nisso Holdings Co., Ltd. 22,900 89,601
Nissui Corp. 874,500 6,931,192
Nitta Gelatin, Inc. 12,100 98,563
#NITTAN Corp. 28,200 85,012
#Nitto Fuji Flour Milling Co.,
Ltd. 4,000 46,149
Nitto Kogyo Corp. 31,200 852,379
Nitto Seiko Co., Ltd. 42,753 210,778
#Nittoc Construction Co., Ltd. 15,200 109,114
Nittoku Co., Ltd., Class B 55,100 906,654
#No.1 Co., Ltd. 1,000 9,904
Noevir Holdings Co., Ltd. 25,300 789,706
NOF Corp. 23,100 404,549
Nojima Corp. 132,100 1,082,685
Nomura Co., Ltd. 69,900 514,510
#Nomura Micro Science Co.,
Ltd. 79,500 2,002,167
Noritake Co., Ltd. 52,800 1,127,461
Noritsu Koki Co., Ltd. 46,000 562,776
Noritz Corp. 54,400 811,430
North Pacific Bank, Ltd. 1,310,400 9,521,952
#NPC, Inc. 22,000 90,639
NS Tool Co., Ltd. 15,500 93,647
#NS United Kaiun Kaisha, Ltd. 19,500 984,644
NSD Co., Ltd. 49,500 880,570
NSK, Ltd. 989,700 7,160,524
NSW, Inc. 6,900 108,251
NTN Corp. 1,913,300 4,698,385
#*Nxera Pharma Co., Ltd. 320,500 1,763,278
Oat Agrio Co., Ltd. 7,400 113,120
#Obara Group, Inc. 8,600 310,567
Odakyu Electric Railway Co.,
Ltd. 36,602 405,846
#Oenon Holdings, Inc. 53,500 164,641
Ogaki Kyoritsu Bank, Ltd.
(The) 91,800 4,156,872
#Ohba Co., Ltd. 2,500 17,789
Ohki Healthcare Holdings Co.,
Ltd. 1,100 7,364
Ohsho Food Service Corp. 37,900 718,844
OIE Sangyo Co., Ltd. 800 12,475
Oiles Corp. 32,500 582,540
#Oisix, Inc. 20,300 207,685
Shares Value
JAPAN — (Continued)
Oita Bank, Ltd. (The) 77,300 $ 1,245,247
Okabe Co., Ltd. 56,300 325,654
#Okada Aiyon Corp. 9,400 118,662
#Okamoto Industries, Inc. 8,500 320,301
Okamoto Machine Tool Works,
Ltd. 8,291 260,876
Okamura Corp. 52,300 768,610
#Okamura Foods Co., Ltd. 7,700 60,643
Okasan Securities Group, Inc. 170,600 1,194,655
Oki Electric Industry Co., Ltd. 322,200 5,564,767
Okinawa Cellular Telephone
Co. 43,200 1,049,986
#Okinawa Electric Power Co.,
Inc. (The) 98,600 652,689
Okinawa Financial Group, Inc. 27,300 1,260,198
OKUMA Corp. 174,400 5,416,285
Okumura Corp. 26,100 949,091
Okura Industrial Co., Ltd. 12,099 421,727
Okuwa Co., Ltd. 52,274 264,940
Onamba Co., Ltd. 4,800 47,601
#One Career, Inc. 7,200 95,864
Onoken Co., Ltd. 23,900 215,847
Onward Holdings Co., Ltd. 502,000 2,405,564
Ootoya Holdings Co., Ltd. 2,700 145,492
Open Up Group, Inc. 64,300 813,316
Optex Group Co., Ltd. 71,800 1,566,996
#Optimus Group Co., Ltd. 30,200 79,661
Optorun Co., Ltd. 39,600 747,358
#Organo Corp. 21,400 1,973,007
Oriental Shiraishi Corp. 304,600 700,164
#Oro Co., Ltd. 9,600 133,426
#Osaka Organic Chemical
Industry, Ltd. 27,600 786,095
Osaka Soda Co., Ltd. 7,500 83,278
#*Osaka Steel Co., Ltd. 20,200 317,922
#OSAKA Titanium
Technologies Co., Ltd. 26,900 479,123
Osaki Electric Co., Ltd. 84,900 798,745
#OSG Corp. 149,700 3,456,098
OUG Holdings, Inc. 400 11,154
#Oval Corp. 20,700 94,643
#*Oxide Corp. 33,200 605,304
OYO Corp. 24,900 436,307
#Pack Corp. (The) 62,700 571,378
PAL GROUP Holdings Co.,
Ltd. 130,600 1,226,233
#Paraca, Inc. 4,200 53,943
Park24 Co., Ltd. 249,800 3,098,477
#Pegasus Co., Ltd. 31,000 101,630
Penta-Ocean Construction
Co., Ltd. 552,000 5,227,923
People Dreams &
Technologies Group Co., Ltd. 4,200 41,281
Persol Holdings Co., Ltd. 1,079,100 1,787,826
Pharma Foods International
Co., Ltd. 8,300 29,087
PHC Holdings Corp. 82,700 571,330
#PIA Corp. 2,100 37,522
#Pickles Holdings Co., Ltd. 6,800 49,156

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
#Pigeon Corp. 317,900 $ 4,034,021
PILLAR Corp. 24,600 1,466,189
Pilot Corp. 73,100 832,576
#*PKSHA Technology, Inc. 39,500 691,390
#Plus Alpha Consulting Co.,
Ltd. 47,700 685,430
Pola Orbis Holdings, Inc. 69,900 588,481
Polaris Holdings Co., Ltd. 1,000 1,225
Pole To Win Holdings, Inc. 37,800 79,054
Port, Inc. 9,500 145,580
PR Times Corp. 7,700 101,119
Premium Water Holdings, Inc. 600 13,943
Press Kogyo Co., Ltd. 208,000 1,127,361
Prestige International, Inc. 146,600 653,704
Prima Meat Packers, Ltd. 62,700 977,368
Procrea Holdings, Inc. 42,472 1,066,968
#Pronexus, Inc. 12,000 89,308
Properst Co., Ltd. 2,300 4,030
#Pro-Ship, Inc. 11,200 130,130
#PS Construction Co., Ltd. 41,010 587,494
Punch Industry Co., Ltd. 11,600 36,572
QB Net Holdings Co., Ltd. 17,400 140,970
#Qol Holdings Co., Ltd. 57,599 757,496
Quick Co., Ltd. 35,000 170,796
#Raccoon Holdings, Inc. 14,400 58,061
Raito Kogyo Co., Ltd. 114,200 2,707,521
Raiznext Corp. 33,800 617,942
Rakus Co., Ltd. 177,700 1,182,993
#Rasa Corp. 6,500 76,788
#Rasa Industries, Ltd. 71,000 814,231
Relo Group, Inc. 154,600 1,955,499
#Renaissance, Inc. 8,700 58,246
Rengo Co., Ltd. 292,000 2,736,153
*RENOVA, Inc. 314,301 1,835,767
#Resol Holdings Co., Ltd. 2,300 113,682
Resorttrust, Inc. 146,200 1,643,114
Restar Corp. 26,600 689,119
#Retail Partners Co., Ltd. 42,600 366,805
Rheon Automatic Machinery
Co., Ltd. 27,800 265,211
Rhythm Co., Ltd. 3,500 84,958
Riken Keiki Co., Ltd. 7,601 166,842
Riken Technos Corp. 35,500 494,068
Riken Vitamin Co., Ltd. 34,400 693,509
#Ringer Hut Co., Ltd. 32,900 483,711
Rinnai Corp. 73,000 1,641,325
Rion Co., Ltd. 9,300 194,498
Riso Kagaku Corp. 25,900 170,796
#Riso Kyoiku Group Corp. 110,413 144,236
RIX Corp. 2,300 51,930
robot home, Inc. 5,600 5,733
#Rock Field Co., Ltd. 24,000 206,500
Rohto Pharmaceutical Co.,
Ltd. 94,552 1,418,354
#Rokko Butter Co., Ltd. 10,600 70,833
Roland Corp., Registered 22,500 594,206
Round One Corp. 350,100 2,673,711
#Royal Holdings Co., Ltd. 113,600 948,896
Shares Value
JAPAN — (Continued)
Ryobi, Ltd. 60,200 $ 966,376
RYODEN Corp. 17,200 470,981
Ryoyo Ryosan Holdings, Inc. 77,040 1,419,597
S Foods, Inc. 38,100 657,792
S&B Foods, Inc. 12,100 501,554
SAAF Holdings Co., Ltd. 300 705
#Sac's Bar Holdings, Inc. 22,400 108,747
#Sagami Holdings Corp. 18,800 244,999
Saibu Gas Holdings Co., Ltd. 37,000 548,639
Saizeriya Co., Ltd. 70,600 3,493,974
Sakai Chemical Industry Co.,
Ltd. 30,500 770,042
#Sakai Heavy Industries, Ltd. 10,200 139,331
Sakai Moving Service Co., Ltd. 31,400 587,080
Sakata INX Corp. 117,000 1,837,023
Sakata Seed Corp. 16,200 439,020
#Sakura Internet, Inc. 4,000 77,249
Sala Corp. 99,499 716,130
Samco, Inc., Class D 7,600 406,670
San Holdings, Inc. 16,100 146,616
San ju San Financial Group,
Inc. 139,200 1,669,788
San-A Co., Ltd. 26,600 543,778
San-Ai Obbli Co., Ltd. 81,500 1,190,061
Sangetsu Corp. 68,600 1,333,440
San-In Godo Bank, Ltd. (The) 97,500 1,430,429
#*Sanken Electric Co., Ltd. 38,700 2,027,056
#Sanki Engineering Co., Ltd. 129,300 1,875,043
Sanko Gosei, Ltd. 37,200 227,324
Sanko Metal Industrial Co.,
Ltd. 16,600 132,404
Sankyo Co., Ltd. 216,500 2,520,904
#Sankyo Tateyama, Inc. 36,600 150,101
Sankyu, Inc. 44,100 2,623,427
#Sanoh Industrial Co., Ltd. 82,500 421,244
Sanoyas Holdings Corp. 4,200 8,335
#Sansan, Inc. 49,800 622,089
Sansei Technologies, Inc. 19,500 286,943
Sansha Electric Manufacturing
Co., Ltd. 16,400 114,741
#Sanshin Electronics Co., Ltd. 8,900 162,489
#Santec Holdings Corp.,
Registered 6,800 737,975
Santen Pharmaceutical Co.,
Ltd. 98,900 1,170,216
Sanyo Chemical Industries,
Ltd. 14,700 449,147
Sanyo Denki Co., Ltd. 5,400 186,528
#Sanyo Electric Railway Co.,
Ltd. 22,941 288,590
#Sanyo Trading Co., Ltd. 76,000 412,875
Sapporo Breweries, Ltd. 28,000 353,726
Sato Corp. 49,900 767,186
#Sato Shoji Corp. 19,100 389,857
Sawai Group Holdings Co.,
Ltd. 301,500 3,125,299
SBI Insurance Group Co., Ltd. 5,400 71,830
SBS Holdings, Inc. 26,800 750,686
Scroll Corp. 48,700 520,262

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Seed Co., Ltd. 12,100 $ 40,656
Sega Sammy Holdings, Inc. 167,600 2,893,067
Segue Group Co., Ltd. 10,600 39,477
#Seibu Giken Co., Ltd. 4,000 50,595
#Seika Corp. 31,300 516,998
#Seikitokyu Kogyo Co., Ltd. 103,900 980,761
Seiko Electric Co., Ltd. 15,400 200,691
Seiko Group Corp. 75,100 3,744,977
Seino Holdings Co., Ltd. 210,900 3,488,840
Seiren Co., Ltd. 44,900 896,731
Sekisui Kasei Co., Ltd. 51,700 172,090
SEMITEC Corp. 2,700 33,813
Senko Group Holdings Co.,
Ltd. 173,200 2,399,074
Senshu Electric Co., Ltd. 18,600 711,408
Senshu Ikeda Holdings, Inc. 870,000 5,168,912
Septeni Holdings Co., Ltd. 84,000 271,691
#SERAKU Co., Ltd. 7,600 63,530
Seria Co., Ltd. 65,500 1,583,765
Seven Bank, Ltd. 1,449,900 2,901,166
#Sharingtechnology, Inc. 30,800 259,206
#*Sharp Corp. 277,900 1,079,311
Shibaura Machine Co., Ltd. 48,700 1,261,658
Shibaura Mechatronics Corp. 714,400 19,674,322
#Shibusawa Logistics Corp. 35,500 405,555
Shibuya Corp. 26,000 716,847
#*SHIFT, Inc. 337,000 1,857,442
Shiga Bank, Ltd. (The) 340,600 5,133,867
#Shikibo, Ltd. 11,500 75,258
Shikoku Bank, Ltd. (The) 64,800 1,355,214
#Shikoku Electric Power Co.,
Inc. 241,000 2,521,627
#Shima Seiki Manufacturing,
Ltd. 74,900 437,005
#Shimadaya Corp. 12,000 125,106
#Shimizu Bank, Ltd. (The) 13,000 218,892
#Shimojima Co., Ltd. 22,301 192,862
Shin Nippon Air Technologies
Co., Ltd. 30,500 620,631
#Shin Nippon Biomedical
Laboratories, Ltd. 33,600 269,475
Shinagawa Refra Co., Ltd. 38,700 499,959
#Shindengen Electric
Manufacturing Co., Ltd. 8,900 190,884
Shin-Etsu Polymer Co., Ltd. 75,500 1,016,150
Shinko Shoji Co., Ltd. 42,500 415,324
Shinmaywa Industries, Ltd. 194,900 2,415,059
#Shinnihonseiyaku Co., Ltd. 13,900 176,516
Shinsho Corp. 23,500 380,339
#Shinwa Co., Ltd. 10,900 217,350
Shinwa Co., Ltd. 19,500 121,733
Ship Healthcare Holdings, Inc. 96,500 1,552,121
#Shizuki Electric Co., Inc. 12,200 79,303
Shizuoka Gas Co., Ltd. 35,500 281,146
SHO-BOND Holdings Co., Ltd. 144,300 1,198,535
#Shochiku Co., Ltd. 12,100 876,200
#Shoei Co., Ltd. 87,300 1,069,696
#Shoei Foods Corp. 12,300 341,055
Shofu, Inc., Class A 28,700 380,143
Shares Value
JAPAN — (Continued)
Showa Sangyo Co., Ltd. 39,000 $ 869,524
#SIGMAXYZ Holdings, Inc. 150,500 564,286
Siix Corp. 105,100 926,741
Simplex Holdings, Inc. 105,300 747,962
#Sinanen Holdings Co., Ltd. 1,300 54,213
Sinfonia Technology Co., Ltd. 59,700 4,997,965
Sinko Industries, Ltd. 89,500 688,008
SK-Electronics Co., Ltd. 800 17,434
#Skylark Holdings Co., Ltd. 61,600 1,215,171
Skymark Airlines, Inc. 37,400 95,834
#Smaregi, Inc. 8,200 164,283
SMK Corp. 4,400 84,560
#SMS Co., Ltd. 154,399 2,140,107
#Socionext, Inc. 298,500 3,585,374
#Soda Nikka Co., Ltd. 21,500 162,845
#Softcreate Holdings Corp.,
Class B 13,400 175,805
Software Service, Inc. 4,900 339,130
Soken Chemical & Engineering
Co., Ltd. 14,400 279,454
Soliton Systems KK 10,700 131,041
Sotetsu Holdings, Inc. 126,300 2,088,541
Space Co., Ltd. 1,400 12,740
SPK Corp., Registered 5,000 43,555
#S-Pool, Inc. 69,600 118,459
SRA Holdings 7,100 207,348
#SRE Holdings Corp. 72,500 1,242,597
#SRS Holdings Co., Ltd. 36,000 324,220
#St Marc Holdings Co., Ltd.,
Registered 30,300 488,111
#ST. Corp. 12,100 115,054
Star Mica Holdings Co., Ltd. 50,200 479,536
Startia Holdings, Inc. 9,000 174,093
Starts Corp., Inc. 40,700 1,215,440
#Starzen Co., Ltd. 61,000 516,043
Stella Chemifa Corp. 13,100 425,354
#Step Co., Ltd. 4,200 59,456
STI Foods Holdings, Inc. 11,273 79,154
#Strike Group Co., Ltd. 52,200 433,402
#Studio Alice Co., Ltd. 17,000 211,612
Subaru Enterprise Co., Ltd. 2,500 57,230
Sugi Holdings Co., Ltd. 95,700 1,696,425
#Sugimoto & Co., Ltd.,
Registered 12,600 102,478
Sukegawa Electric Co., Ltd. 2,000 53,698
SUMCO Corp. 66 1,392
Sumida Corp. 162,800 1,321,009
#Sumiseki Holdings, Inc. 18,800 68,127
Sumitomo Bakelite Co., Ltd. 36,600 1,497,100
Sumitomo Heavy Industries,
Ltd. 167,894 5,523,183
Sumitomo Osaka Cement Co.,
Ltd. 102,300 3,504,767
*Sumitomo Pharma Co., Ltd. 29 227
Sumitomo Rubber Industries,
Ltd. 274,400 3,929,232
Sumitomo Seika Chemicals
Co., Ltd. 43,800 336,426

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Sun Frontier Fudousan Co.,
Ltd. 40,300 $ 634,777
#Suncall Corp. 265,700 2,127,602
Sundrug Co., Ltd. 63,500 1,507,489
Sun-Wa Technos Corp. 11,500 260,371
Suruga Bank, Ltd. 506,000 8,278,411
Suzuden Corp. 2,900 45,169
Suzuken Co., Ltd. 77,400 2,474,758
Suzuki Co., Ltd. 17,700 333,268
Suzumo Machinery Co., Ltd.,
Class A 1,600 10,330
SWCC Corp. 100,300 7,149,662
#System Research Co., Ltd. 13,000 149,983
System Support Holdings, Inc. 17,800 125,095
#Systems Engineering
Consultants Co., Ltd. 12,500 232,533
Systena Corp. 270,200 712,727
#Syuppin Co., Ltd. 37,400 318,273
T Hasegawa Co., Ltd. 29,400 600,094
#T. RAD Co., Ltd. 39,000 363,241
Tachibana Eletech Co., Ltd.,
Class S 14,200 308,570
Tachi-S Co., Ltd., Class S 92,700 1,316,925
Tadano, Ltd. 243,700 2,047,861
Taihei Dengyo Kaisha, Ltd. 40,300 613,011
Taiheiyo Cement Corp. 158,400 4,052,891
#Taiheiyo Kouhatsu, Inc. 300 1,507
#Taiho Kogyo Co., Ltd., Class
A 13,200 91,440
Taikisha, Ltd. 23,500 625,043
Taiko Bank, Ltd. (The) 7,400 120,464
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 600 9,534
Taiyo Holdings Co., Ltd. 79,600 2,362,129
Takamatsu Construction
Group Co., Ltd. 31,200 731,870
Takamiya Co., Ltd. 45,700 120,833
Takaoka Toko Co., Ltd. 9,901 434,655
Takara & Co., Ltd. 10,300 275,572
Takara Holdings, Inc. 167,000 2,191,531
Takara Standard Co., Ltd. 47,500 900,926
Takasago International Corp. 100,400 762,971
Takasago Thermal
Engineering Co., Ltd. 51,300 1,373,799
Takashima & Co., Ltd. 98,602 502,841
Takashimaya Co., Ltd. 477,100 6,818,283
Take And Give Needs Co., Ltd. 12,700 54,238
#TAKEBISHI Corp. 4,100 62,778
#Takeuchi Manufacturing Co.,
Ltd. 62,900 2,943,037
#Taki Chemical Co., Ltd. 3,300 102,902
#Takihyo Co., Ltd. 600 9,202
#Tama Home Co., Ltd. 15,600 297,843
Tamagawa Holdings Co., Ltd. 9,300 75,346
Tamron Co., Ltd. 121,400 1,096,393
Tamura Corp. 230,800 1,174,112
TANABE ENGINEERING
Corp. 900 12,887
Tanseisha Co., Ltd. 108,900 949,990
Shares Value
JAPAN — (Continued)
#TASUKI Holdings, Inc. 30,600 $ 213,129
#Tauns Laboratories, Inc. 3,300 9,803
#Tayca Corp. 24,200 338,017
Tazmo Co., Ltd. 22,700 570,975
#TDC Soft, Inc. 24,100 160,742
TechMatrix Corp. 62,300 798,974
#TECHNO HORIZON Co., Ltd. 4,500 25,803
Techno Ryowa, Ltd. 8,400 297,014
Techno Smart Corp. 1,200 14,063
#Technoflex Corp. 2,600 79,359
Teijin, Ltd. 483,300 4,968,831
#Teikoku Corp. 17,400 366,632
#Tekken Corp. 21,500 594,128
Tenpos Holdings Co., Ltd. 1,200 28,827
#Tera Probe, Inc. 6,201 399,185
Terasaki Electric Co., Ltd. 5,000 127,022
#Tess Holdings Co., Ltd. 218,501 930,405
TKC Corp. 36,900 895,704
#*TKP Corp. 15,700 189,021
TOA Corp. 93,700 1,198,136
#TOA ROAD Corp. 16,900 172,582
Toagosei Co., Ltd. 48,200 543,678
TOBISHIMA HOLDINGS, Inc. 48,900 635,416
Tobu Railway Co., Ltd. 68,500 1,331,927
Tocalo Co., Ltd. 84,500 1,544,855
#Tochigi Bank, Ltd. (The) 437,300 2,611,853
Toda Corp. 337,300 3,157,454
Toei Animation Co., Ltd. 40,300 743,611
Toenec Corp. 54,200 697,818
Togami Electric Manufacturing
Co., Ltd. 600 20,349
Toho Bank, Ltd. (The) 714,800 3,860,751
Toho Co., Ltd. 43,800 372,737
Toho Gas Co., Ltd. 252,900 1,844,832
#Toho Holdings Co., Ltd. 55,500 1,399,133
#*Toho Zinc Co., Ltd. 29,400 162,672
Tohoku Electric Power Co.,
Inc. 215,100 1,594,759
Tokai Carbon Co., Ltd. 489,700 4,728,615
Tokai Corp. 28,300 435,453
TOKAI Holdings Corp. 137,900 1,006,373
Tokai Rika Co., Ltd. 60,000 1,196,420
Tokai Tokyo Financial
Holdings, Inc. 503,800 2,537,589
#Tokushu Tokai Paper Co.,
Ltd. 25,000 327,524
Tokuyama Corp. 200,000 4,763,071
Tokyo Base Co., Ltd. 51,500 123,555
Tokyo Electron Device, Ltd. 29,300 741,586
Tokyo Energy & Systems, Inc. 62,900 787,707
#Tokyo Keiki, Inc. 18,900 816,656
Tokyo Kiraboshi Financial
Group, Inc. 306,400 3,277,119
#Tokyo Rope Manufacturing
Co., Ltd. 12,000 147,489
Tokyo Sangyo Co., Ltd. 13,800 71,936
Tokyo Seimitsu Co., Ltd. 57,700 6,218,446
Tokyo Steel Manufacturing
Co., Ltd. 164,200 1,827,366

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Tokyo Tatemono Co., Ltd. 21,100 $ 448,835
#Tokyo Tekko Co., Ltd. 55,600 671,146
Tokyotokeiba Co., Ltd. 18,200 574,947
Tokyu Construction Co., Ltd. 331,000 2,423,903
Toli Corp. 86,200 361,637
Tomato Bank, Ltd. 2,900 29,833
#Tomen Devices Corp. 7,400 982,949
Tomoe Engineering Co., Ltd. 37,900 461,060
Tomoku Co., Ltd. 8,600 243,862
TOMONY Holdings, Inc. 518,300 3,245,377
Tomy Co., Ltd. 105,600 2,405,472
Topre Corp. 52,900 937,897
Topy Industries, Ltd. 16,200 298,920
#Torex Semiconductor, Ltd. 11,117 125,186
#Toridoll Holdings Corp. 34,400 938,722
Torishima Pump
Manufacturing Co., Ltd., Class
A 34,400 598,017
Tosei Corp. 90,400 1,032,737
Toshiba TEC Corp. 39,700 789,138
Tosho Co., Ltd. 24,100 116,243
Totech Corp. 30,700 746,171
Totetsu Kogyo Co., Ltd. 24,500 642,409
#Tottori Bank, Ltd. (The) 2,400 26,513
Toukei Computer Co., Ltd. 1,000 31,528
#Toumei Co., Ltd. 6,900 32,891
Towa Bank, Ltd. (The) 85,400 711,734
Towa Pharmaceutical Co., Ltd. 32,300 812,445
#Toyo Corp. 28,900 355,567
Toyo Gosei Co., Ltd. 600 48,799
Toyo Kanetsu KK 26,100 400,946
Toyo Seikan Group Holdings,
Ltd. 6,200 158,558
#Toyo Tanso Co., Ltd. 91,500 3,804,239
Toyo Tire Corp. 89,800 2,413,842
Toyobo Co., Ltd. 289,900 2,767,455
Toyoda Gosei Co., Ltd. 137,000 4,785,643
Toyota Boshoku Corp. 172,201 2,423,089
Traders Holdings Co., Ltd. 16,900 132,355
#Transaction Co., Ltd. 41,500 312,765
#*Transaction Media
Networks, Inc. 5,500 14,473
Transcosmos, Inc. 25,300 603,800
TRE Holdings Corp. 153,600 1,946,709
#Treasure Factory Co., Ltd. 29,700 390,777
#Tri Chemical Laboratories,
Inc. 160,300 3,266,908
Trusco Nakayama Corp. 86,200 1,307,414
#*Tsubaki Nakashima Co., Ltd. 102,200 230,427
Tsubakimoto Chain Co. 70,000 1,136,882
#Tsubakimoto Kogyo Co., Ltd. 10,700 192,731
#Tsuburaya Fields Holdings,
Inc. 126,900 1,920,735
Tsugami Corp. 100,400 3,789,631
Tsukada Global Holdings, Inc. 18,500 70,642
Tsukishima Holdings Co., Ltd. 97,000 1,665,555
#Tsukuba Bank, Ltd. 653,500 2,552,847
Tsumura & Co. 154,800 3,710,922
Shares Value
JAPAN — (Continued)
Tsurumi Manufacturing Co.,
Ltd. 27,600 $ 386,027
UACJ Corp. 141,320 2,090,178
#UBE Corp. 280,500 5,607,358
#Ubicom Holdings, Inc. 8,600 54,174
Uchida Yoko Co., Ltd. 53,100 714,003
#ULS Group, Inc. 26,000 91,770
Ultrafabrics Holdings Co., Ltd. 6,900 30,508
Ulvac, Inc. 72,444 3,934,657
Umios Corp. 218,900 1,802,342
#U-Next Holdings Co., Ltd. 92,700 996,136
Union Tool Co. 4,500 441,451
Unipres Corp. 148,000 1,241,815
UNISOL Holdings Co.rp. 32,200 579,388
United Arrows, Ltd. 47,500 724,023
#United Super Markets
Holdings, Inc. 179,529 926,820
#*Universal Entertainment
Corp. 91,000 381,774
#Urbanet Corp. Co., Ltd. 31,700 100,142
User Local, Inc. 5,900 67,291
Ushio, Inc. 70,700 1,681,081
UT Group Co., Ltd. 1,988,400 2,297,790
Valor Holdings Co., Ltd. 54,200 1,111,402
#Valqua, Ltd. 24,000 978,238
#Value HR Co., Ltd. 17,700 168,746
ValueCommerce Co., Ltd. 20,000 59,413
Valuence Holdings, Inc. 500 5,778
Vector, Inc. 45,900 511,970
Vega Corp. Co., Ltd. 6,000 50,419
Vertex Corp. 21,800 179,904
Vision, Inc. 172,900 1,121,719
#*Visional, Inc. 29,901 1,636,222
Vital KSK Holdings, Inc. 60,500 636,822
VT Holdings Co., Ltd. 190,300 588,021
#Wacoal Holdings Corp. 32,500 898,508
Wacom Co., Ltd. 198,700 973,377
#Wakachiku Construction Co.,
Ltd. 6,100 137,918
Wakita & Co., Ltd. 66,600 803,927
Warabeya Nichiyo Holdings
Co., Ltd. 33,200 580,700
#Waseda Academy Co., Ltd. 5,100 79,691
#Watahan & Co., Ltd. 14,400 118,926
#WDB Holdings Co., Ltd. 18,500 210,765
#Wealth Management, Inc. 1,500 9,882
#Weathernews, Inc. 36,600 463,175
#Wellneo Sugar Co., Ltd. 11,400 197,965
#West Holdings Corp. 97,800 1,553,375
#Will Group, Inc., Preference 17,400 118,350
#WingArc1st, Inc. 31,700 635,095
WIN-Partners Co., Ltd. 100 830
Workman Co., Ltd. 24,400 899,532
World Co., Ltd. 106,100 1,069,496
World Holdings Co., Ltd. 17,100 285,349
#*W-Scope Corp. 102,300 93,803
#Xebio Holdings Co., Ltd. 54,492 375,087
#YAC Holdings Co., Ltd. 78,000 561,884
Yahagi Construction Co., Ltd. 59,900 717,784

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
#YAKUODO Holdings Co., Ltd. 23,743 $ 257,523
YAMABIKO Corp. 41,200 1,002,669
#YAMADA Consulting Group
Co., Ltd. 7,700 81,969
Yamada Holdings Co., Ltd. 486,900 2,180,615
Yamae Group Holdings Co.,
Ltd. 24,300 429,456
#Yamagata Bank, Ltd. (The) 40,500 951,295
Yamaguchi Financial Group,
Inc. 268,100 5,010,932
Yamaha Corp. 299,400 2,338,225
Yamaichi Electronics Co., Ltd. 58,900 3,173,886
Yamami Co. 1,400 43,743
Yamanashi Chuo Bank, Ltd.
(The) 40,200 1,625,926
#Yamatane Corp. 27,700 366,898
#Yamato Holdings Co., Ltd. 113,600 1,476,497
Yamau Holdings Co., Ltd. 900 13,063
#Yamaura Corp. 2,400 22,579
Yamax Corp. 7,500 68,865
Yamaya Corp. 2,200 28,808
Yamazaki Baking Co., Ltd. 38,300 807,974
Yamazen Corp. 96,600 1,077,479
#Yashima Denki Co., Ltd. 25,300 480,656
#YE DIGITAL Corp. 8,000 62,051
Yellow Hat, Ltd. 129,500 1,471,286
Yodoko, Ltd. 22,900 199,193
Yokogawa Bridge Holdings
Corp. 61,000 1,133,993
#Yokorei Co., Ltd. 93,299 1,250,432
Yokowo Co., Ltd. 27,001 684,246
Yondenko Corp. 49,600 625,198
#Yondoshi Holdings, Inc. 21,800 283,547
#Yonex Co., Ltd. 62,200 1,016,842
#Yorozu Corp. 15,200 85,630
Yoshicon Co., Ltd. 2,100 30,717
#*Yoshimura Food Holdings
KK 5,800 22,512
#Yoshinoya Holdings Co., Ltd. 192,400 4,643,700
#Yossix Holdings Co., Ltd. 7,200 146,736
Yotai Refractories Co., Ltd.,
Registered 800 8,823
Yuasa Co., Ltd. 17,900 653,157
#Yukiguni Factory Co., Ltd. 24,800 181,610
Yurtec Corp. 55,600 835,266
#Yushin Co 26,300 110,337
Zacros Corp. 69,700 593,583
#Zenrin Co., Ltd. 47,600 271,146
Zeon Corp. 431,900 6,132,994
ZERIA Pharmaceutical Co.,
Ltd. 28,500 374,093
#ZIGExN Co., Ltd. 75,100 198,569
#Zojirushi Corp., Class B 51,600 466,660
#Zuiko Corp. 15,300 88,115
Zuken, Inc. 9,800 297,585
TOTAL JAPAN 1,369,935,796
NETHERLANDS — (2.5%)
#Aalberts NV, Registered 138,308 6,772,581
Shares Value
NETHERLANDS — (Continued)
Acomo NV 38,544 $ 1,055,453
#Aegon, Ltd. 452,532 4,289,200
Aegon, Ltd.- NYS 1,010,659 9,540,621
*AFC Ajax NV 38 390
#Akzo Nobel NV 241,478 16,869,981
Ω*Alfen N.V. 3,379 48,130
Allfunds Group PLC 403,625 4,105,212
AMG Critical Materials NV 88,217 2,984,042
APERAM SA 111,751 5,845,022
Arcadis NV 77,104 3,603,480
*Avantium NV 482 3,616
Ω#*Basic-Fit NV 94,025 3,745,206
BE Semiconductor Industries
NV 1 228
#Brunel International NV 16,452 142,156
*CM.com NV 3,925 31,702
Corbion NV 102,925 2,241,696
ΩCTP NV 189,974 3,405,390
*Fastned BV, Class A 555 20,881
*Flow Traders, Ltd. 82,453 2,512,058
ForFarmers NV 89,232 602,648
#Fugro NV 191,171 1,871,789
Havas NV 81,236 1,733,795
#IMCD NV 134,755 14,694,907
Kendrion NV 24,069 527,266
Koninklijke BAM Groep NV 630,360 8,405,767
Koninklijke Heijmans NV 63,912 6,871,744
Koninklijke Vopak NV 108,756 6,128,826
#*Magnum Ice Cream Co. NV
(The) 136,085 2,535,849
#*Magnum Ice Cream Co. NV
(The) 232,559 4,327,923
Nedap NV 3,417 377,810
#*Pharming Group NV 1,126,566 1,138,296
#PostNL NV 443,327 457,787
Randstad NV 251,557 10,564,149
SBM Offshore NV 276,080 10,272,596
ΩSignify NV 255,943 4,346,452
#Sligro Food Group NV 68,595 828,680
TKH Group NV 75,275 3,686,020
#*TomTom NV 81,639 361,254
Van Lanschot Kempen NV 49,619 3,713,647
TOTAL NETHERLANDS 150,664,250
NEW ZEALAND — (0.2%)
AFT Pharmaceuticals, Ltd. 1,337 3,779
Air New Zealand, Ltd. 1,404,454 342,512
#Briscoe Group, Ltd. 1,327 3,587
CDL Investments New
Zealand, Ltd. 284 108
Channel Infrastructure NZ, Ltd. 694,987 1,392,678
#Colonial Motor Co., Ltd. (The) 8 33
Delegat Group, Ltd. 104 259
#*Fletcher Building, Ltd. 520,483 1,116,398
#Freightways Group, Ltd. 183,489 1,493,411
Genesis Energy, Ltd. 554,904 834,790
#*Gentrack Group, Ltd. 44,995 95,453
Hallenstein Glasson Holdings,
Ltd. 40,885 255,878

Dimensional International Small Cap ETF
continued
Shares Value
NEW ZEALAND — (Continued)
#Heartland Group Holdings,
Ltd. 1,231,681 $ 897,510
#*KMD Brands, Ltd. 17,264 18,363
Napier Port Holdings, Ltd. 9,520 20,140
NZME, Ltd. 3,618 2,264
NZX, Ltd. 323,482 283,241
#*Oceania Healthcare, Ltd. 1,050,746 466,191
PGG Wrightson, Ltd. 2,410 3,130
*Ryman Healthcare, Ltd. 692,810 871,260
Sanford, Ltd. 2,932 11,630
Scales Corp., Ltd. 172,430 658,636
*Serko, Ltd. 34,967 30,412
Skellerup Holdings, Ltd. 172,483 704,451
SKY Network Television, Ltd. 155,670 297,309
#*SKYCITY Entertainment
Group, Ltd. 826,258 301,042
Spark New Zealand, Ltd. 35,369 39,907
*Steel & Tube Holdings, Ltd. 8,958 1,842
Summerset Group Holdings,
Ltd. 226,794 1,110,187
#Tourism Holdings, Ltd. 15,015 25,235
TOWER, Ltd. 506,150 553,238
Turners Automotive Group,
Ltd. 5,449 26,129
#*Vista Group International,
Ltd. 189,293 274,758
#*Warehouse Group, Ltd.
(The), Registered 34,693 11,825
TOTAL NEW ZEALAND 12,147,586
NORTHERN IRELAND — (0.0%)
#*Aura Consolidated Group,
Inc. 895 2,012
TOTAL NORTHERN IRELAND 2,012
NORWAY — (0.9%)
ABG Sundal Collier Holding
ASA 458,084 347,275
AF Gruppen ASA 20,377 406,930
#*Agilyx ASA 4,470 9,002
*Aker BioMarine ASA 34,374 398,678
Aker Solutions ASA 291,603 1,292,570
*Archer, Ltd. 98,624 257,889
*ArcticZymes Technologies
ASA 29,913 61,818
Arendals Fossekompani ASA 104 2,018
*Atea ASA, Class A 66,649 1,203,086
Austevoll Seafood ASA 80,407 720,630
*BEWi ASA 42,003 84,146
*BLUENORD ASA 37,622 2,031,006
Bonheur ASA 1,282 30,346
Borregaard ASA 22,460 374,168
Bouvet ASA 65,344 311,073
#*BW Energy, Ltd. 58,917 322,409
BW Offshore, Ltd. 187,112 920,349
#*Cadeler A/S 46,008 260,257
#*Circio Holding ASA 97,057 83,915
*Cloudberry Clean Energy
ASA 243,855 335,795
DNO ASA 496,123 874,631
Shares Value
NORWAY — (Continued)
Ω*Elkem ASA 652,660 $ 2,133,281
ΩElmera Group ASA 129,051 621,837
#Elopak ASA 165,584 634,632
Endur ASA 34,389 416,981
*Ensurge Micropower ASA 134,050 9,540
ΩEntra ASA, Class B 11,534 128,909
ΩEuropris ASA 140,858 1,266,863
#*FLEX LNG, Ltd. 12,880 401,985
*FLEX LNG, Ltd. 425 13,264
#Grieg Seafood ASA 152,890 486,516
*Himalaya Shipping, Ltd. 36,645 575,705
*Himalaya Shipping, Ltd. 21,260 333,995
Hoegh Autoliners ASA 187,997 3,340,028
ΩKid ASA 35,497 485,809
Kitron ASA 367,173 3,364,262
ΩKlaveness Combination
Carriers ASA 33,967 359,576
*Kongsberg Automotive ASA 1,394,414 317,574
#*LINK Mobility Group Holding
ASA 537,349 1,444,761
*Magnora ASA 65,193 153,631
Medistim ASA 6,746 160,751
MPC Container Ships ASA 1,201,823 3,086,861
ΩMulticonsult ASA 23,942 383,710
*Napatech A/S 65,400 266,173
*Nekkar ASA 51,770 81,332
#*NEL ASA 1,414,267 319,113
#NORBIT ASA 81,531 1,507,828
Norconsult Norge A/S 7,678 31,451
Ω*Norske Skog ASA 114,581 485,666
Norwegian Air Shuttle ASA 76,660 105,280
*NRC Group ASA 122,271 99,785
*Nykode Therapeutics ASA 78,627 28,021
Odfjell Drilling, Ltd. 20,469 196,398
Odfjell SE, Class A 31,723 381,310
Odfjell Technology, Ltd. 25,450 155,906
*OKEA ASA 117,669 421,212
ΩOkeanis Eco Tankers Corp. 28,595 1,725,136
ΩOkeanis Eco Tankers Corp. 4,607 279,309
*Panoro Energy ASA 256,654 753,655
Paratus Energy Services, Ltd. 117,941 591,309
Pareto Bank ASA 75,776 491,367
*Petronor E&P ASA 90,291 99,010
*Pexip Holding ASA 100,142 846,818
*PhotoCure ASA 46,837 261,737
Ω*poLight ASA 179,052 195,586
*Reach Subsea ASA 36,068 19,509
#*Salmon Evolution ASA 360,630 153,808
*SATS ASA 354,272 1,566,997
Ω*Scatec ASA 329,463 3,182,009
Sea1 offshore, Inc. 111,094 314,510
#*SED Energy Holdings PLC,
Class A 111,696 93,628
Selvaag Bolig ASA 36,595 129,068
Solstad Maritime ASA 131,027 389,591
Solstad Offshore ASA 30,361 217,043
Sparebanken More 32,160 378,086
Stolt-Nielsen, Ltd., Class R 18,865 632,533

Dimensional International Small Cap ETF
continued
Shares Value
NORWAY — (Continued)
TGS ASA 414,962 $ 5,574,130
*Vow ASA 55,956 12,714
Wilh. Wilhelmsen Holding
ASA, Class A 1,997 161,711
Wilh. Wilhelmsen Holding
ASA, Class B 325 24,433
*Zaptec ASA 138,481 659,976
TOTAL NORWAY 53,281,610
PORTUGAL — (0.4%)
#Altri SGPS SA 55,139 300,389
Banco Comercial Portugues
SA, Class R 1,843,959 2,259,468
#Corticeira Amorim SGPS SA 103,591 789,015
#CTT-Correios de Portugal SA 193,636 1,372,373
EDP Renewables SA 104,645 1,619,370
#Galp Energia SGPS SA 287,171 6,505,663
#Ibersol SGPS SA 14,105 155,956
#Jeronimo Martins SGPS SA 136,198 2,720,356
#Mota-Engil SGPS SA 126,957 676,598
#Navigator Co. SA (The) 238,456 894,399
NOS SGPS SA 349,233 1,940,741
REN - Redes Energeticas
Nacionais SGPS SA 448,275 1,781,959
Semapa-Sociedade de
Investimento e Gestao 16,371 378,596
Sonae SGPS SA 1,398,139 3,281,601
*Teixeira Duarte SA 232,808 130,848
TOTAL PORTUGAL 24,807,332
SINGAPORE — (1.3%)
AEM Holdings, Ltd. 1,220,415 7,833,167
ASL Marine Holdings, Ltd. 299,000 74,529
Aztech Global, Ltd. 325,000 169,614
Banyan Tree Holdings, Ltd. 22,200 9,511
Beng Kuang Marine, Ltd. 52,600 20,281
BRC Asia, Ltd. 27,600 91,584
Centurion Corp., Ltd. 320,800 389,818
China Aviation Oil Singapore
Corp., Ltd. 419,700 568,841
City Developments, Ltd. 607,000 3,711,598
#ComfortDelGro Corp., Ltd. 5,427,500 5,665,096
COSCO SHIPPING
International Singapore Co.,
Ltd. 2,493,000 231,085
#CSE Global, Ltd. 1,210,130 1,131,139
Delfi, Ltd. 486,100 331,311
DFI Retail Group Holdings,
Ltd. 342,900 1,354,455
Far East Orchard, Ltd. 22,208 18,336
First Resources, Ltd. 722,600 1,908,096
Food Empire Holdings, Ltd. 360,240 681,869
Frasers Property, Ltd. 172,900 140,065
Frencken Group, Ltd. 1,619,300 3,115,494
*Gallant Venture, Ltd. 163,400 7,891
Genting Singapore, Ltd. 925,200 457,627
#Geo Energy Resources, Ltd. 1,371,500 528,815
Golden Agri-Resources, Ltd. 8,366,000 1,857,229
GuocoLand, Ltd. 240,400 426,945
Hiap Hoe, Ltd. 600 297
Shares Value
SINGAPORE — (Continued)
Ho Bee Land, Ltd. 239,900 $ 383,078
#Hong Fok Corp., Ltd. 601,200 412,102
Hong Leong Asia, Ltd. 257,500 575,654
Hotel Grand Central, Ltd. 100 56
Hour Glass, Ltd. (The) 79,800 171,559
HRnetgroup, Ltd. 6,400 3,689
Hutchison Port Holdings Trust,
Class U 7,058,400 1,362,271
#iFAST Corp., Ltd. 427,900 3,029,764
Indofood Agri Resources, Ltd. 2,100 581
ISDN Holdings, Ltd. 321,275 161,413
Keppel Infrastructure Trust 4,365,085 1,853,070
LHN, Ltd. 178,000 76,951
#Marco Polo Marine, Ltd. 5,320,900 551,238
Mermaid Maritime PCL 581,400 46,646
Mewah International, Inc. 700 161
*mm2 Asia, Ltd. 263,400 616
Nanofilm Technologies
International, Ltd. 201,700 166,538
#NETLINK NBN TRUST 3,957,000 3,113,078
*Oceanus Group, Ltd. 1,302,300 3,043
Oiltek International, Ltd. 89,000 103,988
#Olam Group, Ltd. 1,837,000 2,003,272
OUE, Ltd. 101,100 78,751
*Oxley Holdings, Ltd. 27,300 1,531
Pan-United Corp., Ltd. 175,400 219,967
Propnex, Ltd. 225,800 325,386
Q&M Dental Group Singapore,
Ltd. 161,400 69,775
QAF, Ltd. 15,200 11,603
#Raffles Education, Ltd. 660,816 58,680
Raffles Medical Group, Ltd. 976,000 669,014
#*Rex International Holding,
Ltd. 802,200 41,866
Riverstone Holdings, Ltd. 941,100 615,769
SATS, Ltd. 867,900 3,197,669
SBS Transit, Ltd. 45,600 127,515
Seatrium, Ltd. 3,135,700 5,251,406
Sheng Siong Group, Ltd. 1,368,900 3,561,400
SIA Engineering Co., Ltd.,
Registered 447,700 1,081,064
Sing Holdings, Ltd. 60,000 20,330
Singapore Land Group, Ltd. 164,200 422,075
#StarHub, Ltd. 652,400 558,997
Straits Trading Co., Ltd. 178,230 222,128
Tai Sin Electric, Ltd. 200 82
*Thomson Medical Group, Ltd. 842,200 34,769
Tiong Woon Corp. Holding,
Ltd. 161,800 131,074
Tuan Sing Holdings, Ltd. 1,302,772 309,507
UMS Integration, Ltd. 1,703,650 3,025,644
UOB-Kay Hian Holdings, Ltd. 533,917 1,709,300
UOL Group, Ltd. 567,500 4,376,266
Venture Corp., Ltd. 557,000 6,937,553
Vicom, Ltd. 200 282
#Wee Hur Holdings, Ltd. 1,089,000 576,819
Wing Tai Holdings, Ltd. 672,400 822,299
TOTAL SINGAPORE 79,201,982

Dimensional International Small Cap ETF
continued
Shares Value
SPAIN — (1.8%)
Acciona SA 11,000 $ 3,019,732
Acerinox SA 391,640 7,831,448
Almirall SA 133,280 1,702,133
#*Amper SA 48,245 262,997
Atresmedia Corp. de Medios
de Comunicacion SA 174,690 1,047,155
#Audax Renovables SA 202,274 279,272
Azkoyen SA 32 390
Bankinter SA 272,576 4,995,842
CIE Automotive SA 53,835 1,638,308
Construcciones y Auxiliar de
Ferrocarriles SA 27,223 2,142,384
Corp ACCIONA Energias
Renovables SA 70,651 1,763,938
*Deoleo SA 49,864 18,818
*Distribuidora Internacional de
Alimentacion SA 21,522 986,770
Ebro Foods SA 74,817 1,575,276
#*eDreams ODIGEO SA 20,055 125,524
Elecnor SA 67,581 2,659,231
Enagas SA 358,158 6,972,368
#*Ence Energia y Celulosa SA 219,493 649,022
Faes Farma SA 397,503 2,085,502
Fluidra SA 143,502 3,183,246
ΩGestamp Automocion SA 293,554 989,603
ΩGlobal Dominion Access SA 143,525 467,325
*Grenergy Renovables SA 36,813 3,905,147
Grifols SA 390,698 4,478,991
Grupo Empresarial San Jose
SA 22,471 214,588
Indra Sistemas SA 111,170 7,265,094
Laboratorios Farmaceuticos
Rovi SA 15,054 1,014,108
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 480,142 704,897
Logista Integral SA 73,505 3,129,132
Mapfre SA 360,628 1,839,757
Melia Hotels International SA 186,373 2,223,653
Miquel y Costas & Miquel SA 276 4,303
Ω*Neinor Homes SA 56,227 1,024,720
*Nueva Expresion Textil SA 164,766 201,325
*Obrascon Huarte Lain SA 634,364 315,303
*Pharma Mar SA 24,304 2,210,471
Prim SA 28 430
ΩProsegur Cash SA 208,809 160,724
*Realia Business SA 360 420
Redeia Corp. SA 405,465 7,146,895
Renta 4 Banco SA 12 268
Sacyr SA 828,781 4,481,701
*Solaria Energia y Medio
Ambiente SA 236,314 4,573,205
Ω*Talgo SA 18,677 58,557
*Tecnicas Reunidas SA 101,452 3,300,998
#Tubacex SA 48,736 170,182
ΩUnicaja Banco SA 1,854,027 7,094,856
Vidrala SA 36,025 3,630,892
Viscofan SA 66,035 4,361,053
TOTAL SPAIN 107,907,954
Shares Value
SWEDEN — (2.6%)
ΩAcadeMedia AB 187,140 $ 1,957,712
AddLife AB, Class B 174,882 2,962,362
Addnode Group AB, Class B 16,711 67,002
AFRY AB 253,814 2,735,019
ΩAlimak Group AB 31,519 421,575
Alleima AB 358,065 4,241,231
Alligo AB, Class B 35,176 511,048
Altra Fastigheter AB 232,241 1,897,609
ΩAmbea AB, Class B 231,227 3,497,490
*Annehem Fastigheter AB,
Class B 270 456
AQ Group AB 105,332 2,263,423
#Arjo AB, Class B 668,205 1,899,551
Atrium Ljungberg AB, Class B 154,304 429,431
ΩAttendo AB 278,722 3,196,246
Avarda Bank AB 52,842 1,040,223
Beijer Alma AB, Class B 52,217 1,631,097
Bergman & Beving AB 37,291 1,071,041
Betsson AB, Class B 110,171 1,063,601
#*Better Collective A/S 38,144 482,997
*BHG Group AB 238,377 483,001
Bilia AB, Class A 69,325 1,118,356
Billerud AB 403,266 3,210,488
ΩBioArctic AB, Class B 8,212 279,759
BioGaia AB, Class B 147,030 1,781,621
Bjorn Borg AB 4,709 32,035
*Bonava AB, Class B 545,772 574,376
Ω*BoneSupport Holding AB 26,333 607,812
Ω#*Boozt AB 112,335 1,971,161
ΩBravida Holding AB 333,205 4,589,427
BTS Group AB, Class B 5,413 106,785
Bufab AB 176,619 2,491,920
*Bulten AB 41,987 249,986
Byggmax Group AB 76,155 412,706
*Carasent AB 77,618 199,740
Catella AB 42,528 89,380
*Cavotec Group AB 208 275
#Cellavision AB 18,723 288,892
Clas Ohlson AB, Class B 48,905 2,146,899
Cloetta AB, Class B 359,384 2,156,681
ΩCoor Service Management
Holding AB 233,004 1,153,785
#Corem Property Group AB,
Class B 768,996 204,098
Corem Property Group AB,
Class D 3,731 89,560
*Cynca Nordic AB 278,766 469,870
Dios Fastigheter AB 247,424 1,705,255
Ω*Dometic Group AB 751,896 1,874,223
Duni AB 17,443 144,261
Ω*Dustin Group AB 22,897 4,349
#Dynavox Group AB 240,333 1,808,796
Eastnine AB 71,005 349,443
Elanders AB, Class B 9,715 51,936
*Electrolux AB, Class B 970,513 2,825,068
Electrolux Professional AB,
Class B 332,840 1,653,733
Elekta AB, Class B 979,372 4,966,668

Dimensional International Small Cap ETF
continued
Shares Value
SWEDEN — (Continued)
#*Embracer Group AB, Class
B 249,986 $ 1,764,576
*Enad Global 7 AB 60,427 128,898
*Enea AB 26,084 161,316
#Engcon AB, Class B 56,099 386,342
Eolus AB, Class B 13,903 52,901
Ependion AB 3,708 60,556
Ework Group AB 12,346 76,871
Fabege AB 104,458 817,926
Fagerhult Group AB 156,251 284,986
#*Fasadgruppen Group AB 11,286 25,021
Fastighets AB Trianon, Class
B 12,228 23,392
*Fastighetsbolaget Emilshus
AB, Class B 3,078 16,745
FastPartner AB, Class A 37,591 167,662
FastPartner AB, Class D 6,511 48,798
Fenix Outdoor International AG 3,375 129,481
*GiG Software PLC 216 45
Granges AB 96,798 1,818,260
*Gruvaktiebolaget Viscaria 46,152 81,564
Hanza AB 107,933 1,520,566
Heba Fastighets AB, Class B 135,255 347,353
*Hexatronic Group AB 419,739 1,666,637
#Hexpol AB 201,884 1,877,056
HMS Networks AB 9,753 502,576
Hufvudstaden AB, Class A 57,402 729,258
Humana AB 61,300 404,811
*Humble Group AB 98,853 58,856
Husqvarna AB, Class B 481,575 1,959,112
Instalco AB 454,115 1,785,043
#*International Petroleum
Corp. 125,824 2,854,121
#*Intrum AB 1,738,506 582,053
Invisio AB 71,938 1,566,951
Inwido AB 60,530 1,091,317
*ITAB Shop Concept AB 50,143 80,838
#JM AB 267,593 3,452,903
John Mattson
Fastighetsforetagen AB 29,814 186,572
Kabe Group AB, Class B 20 394
*Karnell Group AB, Class B 10,641 99,941
*Karnov Group AB, Class B 126,385 930,003
*K-Fast Holding AB, Class B 154,063 191,529
Klarabo Sverige AB, Class B 111,430 168,430
#KNOW IT AB 61,480 596,756
Lime Technologies AB 5,705 132,758
Lindab International AB 55,321 719,637
Logistea AB, Class B 385,147 537,752
Loomis AB, Class B 5,026 276,588
*Medcap AB 15,532 893,009
MEKO AB 104,515 841,926
Micro Systemation AB, Class B 284 2,679
Midsona AB, Class B 86,566 107,073
MIPS AB 15,544 683,350
*Modern Times Group MTG
AB, Class B 140,868 1,928,444
Momentum Group AB, Class B 39,447 586,330
*Morrow Bank AB 38,258 50,128
Shares Value
SWEDEN — (Continued)
ΩMunters Group AB 32,811 $ 581,243
NCAB Group AB 170,113 1,226,811
NCC AB, Class B 206,563 3,676,562
Nederman Holding AB 21,771 292,562
*Neobo Fastigheter AB 174,348 339,741
#New Wave Group AB, Class
B 148,603 1,472,011
Nivika Fastigheter AB, Class B 45,951 179,662
#*Nobia AB 99,806 153,559
#Nolato AB, Class B 228,064 1,166,617
*Norion Bank AB 139,903 859,362
*Note AB 31,183 470,687
NP3 Fastigheter AB 24,463 679,528
OEM International AB, Class B 58,968 1,086,643
#*Orron Energy AB 252,374 191,264
*Ovzon AB 93,749 368,510
Peab AB, Class B 217,115 2,143,840
Platzer Fastigheter Holding
AB, Class B 117,899 908,341
Prevas AB, Class B 7,857 57,980
*Pricer AB, Class B 164,065 78,679
Proact IT Group AB 42,236 546,323
Ratos AB, Class B 401,286 1,513,446
RaySearch Laboratories AB,
Class B 108,001 2,028,698
Rejlers AB, Class B 12,321 203,800
Rusta AB 55,372 512,220
Rvrc Holding AB 180,175 1,146,397
*Salix Group AB 26,710 169,947
#*Samhallsbyggnadsbolaget i
Norden AB 3,703,935 1,274,635
*Samhallsbyggnadsbolaget i
Norden AB, Class D 62,670 40,335
Scandi Standard AB 66,970 1,003,848
ΩScandic Hotels Group AB 354,617 3,146,575
*Sdiptech AB, Class B 66,175 1,677,266
*Sensys Gatso Group AB 4,041 17,282
*Senzime AB 54,323 21,069
Ω*Sinch AB 784,149 3,291,946
SinterCast AB 36 408
#*Sivers Semiconductors AB 129,449 417,113
SkiStar AB 49,480 864,085
*Smartcraft Group AB 46,900 77,380
Solid Forsakring AB 15,929 177,657
#*Stendorren Fastigheter AB,
Class B 14,556 278,303
Stenhus Fastigheter I Norden
AB 9,499 12,287
*Stillfront Group AB 1,116,963 775,669
Storskogen Group AB, Class B 1,782,743 1,996,709
*Studsvik AB 1,975 43,268
Svedbergs Group AB, Class B 33,867 204,480
*Swedish Logistic Property AB,
Class B 96,250 371,279
Synsam AB 278,538 1,652,542
Systemair AB 56,794 497,096
ΩThule Group AB 22,461 515,143
Troax Group AB 28,497 419,987
#VBG Group AB, Class B 29,962 1,025,429

Dimensional International Small Cap ETF
continued
Shares Value
SWEDEN — (Continued)
*Viaplay Group AB, Class B 835,991 $ 119,265
#*Vimian Group AB 7,437 26,505
Vitec Software Group AB,
Class B 51,211 1,233,573
Vitrolife AB 69,982 631,599
Volati AB 26,710 68,735
#Wallenstam AB, Class B 62,791 272,489
Wihlborgs Fastigheter AB 161,449 1,309,023
XANO Industri AB, Class B 167 866
TOTAL SWEDEN 152,437,828
SWITZERLAND — (7.1%)
Accelleron Industries AG 171,049 15,401,915
Adecco Group AG 290,348 8,074,693
*AEVIS VICTORIA SA 37 590
Allreal Holding AG, Registered 32,704 8,549,405
ALSO Holding AG, Registered 2,981 710,385
*ams-OSRAM AG 261,997 5,165,134
APG SGA SA 1,806 445,333
*Arbonia AG 99,333 471,465
#*Aryzta AG 43,705 2,863,068
Ascom Holding AG, Registered 71,621 452,362
Autoneum Holding AG 4,928 795,497
*Avolta AG 145,159 8,673,118
Bachem Holding AG, Class B 1,626 150,330
Banque Cantonale de Geneve,
Class BR 23,806 956,301
#Banque Cantonale Vaudoise,
Registered 45,186 7,093,037
#Barry Callebaut AG,
Registered 4,911 6,840,983
*Basilea Pharmaceutica Ag
Allschwil, Registered 17,171 1,101,508
Belimo Holding AG, Class R 15,101 15,678,685
Bell Food Group AG 3,720 835,914
Berner Kantonalbank AG,
Registered 8,714 4,152,088
BKW AG 34,246 5,667,807
#Bossard Holding AG,
Registered, Class A 7,417 2,071,865
Bucher Industries AG,
Registered 11,255 4,395,995
Burckhardt Compression
Holding AG 7,951 4,746,719
Burkhalter Holding AG 7,955 1,345,089
Bystronic AG 2,023 348,065
Cembra Money Bank AG 47,236 5,242,930
Cham Swiss Properties AG 148 4,390
#*Cicor Technologies, Ltd.,
Registered 5,219 757,321
Cie Financiere Tradition SA,
Class BR 4,681 1,712,596
*Clariant AG, Registered 433,013 4,897,187
#Coltene Holding AG,
Registered 3,693 223,209
Cosmo NV 13,398 993,610
CPH Group AG 973 69,754
Daetwyler Holding AG, Class
BR 6,018 1,022,030
DKSH Holding AG 45,047 3,730,485
Shares Value
SWITZERLAND — (Continued)
dormakaba Holding AG 42,362 $ 3,042,126
*EFG International AG 192,467 3,825,313
Emmi AG, Registered 2,680 2,875,273
#*Feintool International
Holding AG, Registered 2,779 33,731
Flughafen Zurich AG,
Registered 42,207 12,363,957
#Forbo Holding AG,
Registered 1,905 2,147,407
ΩGalenica AG 87,174 9,260,992
#Georg Fischer AG,
Registered 99,792 6,383,086
#Glarner Kantonalbank 3,497 108,923
Helvetia Baloise Holding AG,
Registered 58,261 15,612,119
#Hiag Immobilien Holding AG 9,539 1,556,329
Huber + Suhner AG,
Registered 17,771 4,160,222
Hypothekarbank Lenzburg AG,
Class R 3 15,500
Implenia AG, Registered 43,516 3,442,339
Inficon Holding AG, Registered 28,494 5,726,623
Interroll Holding AG, Class R 918 1,534,066
Intershop Holding AG 8,819 1,877,055
Investis Holding SA 4,066 763,898
Julius Baer Group, Ltd.,
Registered 68,640 6,013,477
#Jungfraubahn Holding AG,
Registered 9,665 3,111,962
Kardex Holding AG,
Registered 15,530 4,568,494
*Komax Holding AG, Class R 3,013 194,399
#*Kudelski SA, Class BR 543 819
#*Landis+Gyr Group AG 40,284 2,272,992
Lastminute.com NV 3,953 63,762
Liechtensteinische
Landesbank AG 13,690 1,912,082
Logitech International SA,
Class R 5,589 567,017
#Logitech International SA,
Class R 101,889 10,441,585
Luzerner Kantonalbank AG,
Registered 31,300 4,309,771
ΩMedacta Group SA 9,433 1,539,035
ΩMedmix AG 43,314 473,266
Meier Tobler Group AG 2,340 97,759
#*Metall Zug AG, Registered 108 105,590
*Meyer Burger Technology
AG, Class A 2,821 17
Mikron Holding AG, Registered 11,480 241,221
Mobilezone Holding AG,
Registered 59,868 1,058,170
Mobimo Holding AG,
Registered 18,899 8,164,144
Ω*Montana Aerospace AG 73,121 2,187,168
Naturenergie Holding AG 4,060 156,569
*Novavest Real Estate AG,
Class B 4,358 214,924

Dimensional International Small Cap ETF
continued
Shares Value
SWITZERLAND — (Continued)
OC Oerlikon Corp. AG
Pfaeffikon 332,197 $ 1,948,303
Orell Fuessli AG, Registered 4 695
*Peach Property Group AG 9,474 56,267
Phoenix Mecano AG,
Registered 504 262,886
Plazza AG, Registered, Class
A 1,090 584,710
Ω*PolyPeptide Group AG 20,668 1,118,915
PSP Swiss Property AG,
Registered 81,724 14,747,796
#*Rieter Holding AG,
Registered 40,445 151,972
Romande Energie Holding SA,
Registered 13,302 815,499
Schweiter Technologies AG,
Registered 1,084 467,605
Ω*Sensirion Holding AG 9,009 812,875
SFS Group AG 23,169 3,780,122
#*Siegfried Holding AG,
Registered 62,687 5,869,279
*SIG Group AG 269,388 4,891,304
#SKAN Group AG, Class A 6,868 496,605
#*Softwareone Holding AG 303,053 3,292,548
*Softwareone Holding AG 111,523 1,215,862
Sonova Holding AG 24,014 6,529,980
St. Galler Kantonalbank AG,
Registered 4,789 3,847,537
#Stadler Rail AG 119,868 3,626,931
Sulzer AG, Registered 40,479 7,324,795
*Sunrise Communications AG 105,693 5,575,647
Swatch Group AG (The), Class
BR 58,808 13,105,596
Swatch Group AG (The),
Registered 42,586 1,900,197
Swiss Prime Site AG,
Registered 115,052 18,742,789
Swissquote Group Holding SA,
Registered 248,247 12,850,361
Tecan Group AG, Class R 15,807 3,635,971
Temenos AG, Registered 108,498 8,978,359
TX Group AG 4,518 771,754
Valiant Holding AG 42,301 8,260,995
ΩVAT Group AG 31,688 23,578,488
Vaudoise Assurances Holding
SA 1,709 1,696,220
#Vetropack Holding AG, Class
A 16,003 374,237
Vontobel Holding AG, Class R 51,754 5,520,512
VP Bank AG, Class A 5,083 601,880
V-ZUG Holding AG 2,440 128,778
Walliser Kantonalbank,
Registered 2,759 552,448
Warteck Invest AG, Registered 271 651,499
#Ypsomed Holding AG,
Registered 6,203 2,953,335
Zehnder Group AG,
Registered 11,149 932,930
Shares Value
SWITZERLAND — (Continued)
Zug Estates Holding AG, Class
B 151 $ 414,338
Zuger Kantonalbank, Class BR 112 1,446,635
TOTAL SWITZERLAND 422,579,500
UNITED KINGDOM — (11.8%)
4imprint Group PLC 39,000 2,161,302
*accesso Technology Group
PLC 5,964 25,643
Advanced Medical Solutions
Group PLC 518,990 1,955,607
AEP Plantations PLC 11,044 26,753
AG Barr PLC 189,652 1,658,957
ΩAirtel Africa PLC 592,396 2,654,733
AJ Bell PLC 708,349 5,600,407
ΩAlfa Financial Software
Holdings PLC 248,438 547,641
AO World PLC 662,137 867,012
Ashmore Group PLC 984,578 2,734,792
Ashtead Technology Holdings
PLC 61,416 338,454
Ω#*Aston Martin Lagonda
Global Holdings PLC 80,359 37,828
ATALAYA MINING COPPER
SA 355,600 4,237,549
*Auction Technology Group
PLC 90,330 553,105
ΩAutotrader Group PLC 822,553 5,798,208
Aviva PLC 315,116 2,940,483
B&M European Value Retail
PLC 2,181,597 6,535,279
Babcock International Group
PLC 745,318 11,243,762
Balfour Beatty PLC 770,775 8,946,459
Barratt Redrow PLC,
Registered 1,003,586 3,961,239
Beazley PLC 213,194 3,702,520
Bellway PLC 293,439 7,850,524
*Berkeley Group Holdings PLC 154,899 7,295,937
Bloomsbury Publishing PLC 190,320 1,564,913
Bodycote PLC 375,914 3,655,029
#*boohoo Group PLC 125,998 37,982
Breedon Group PLC 658,266 2,932,202
ΩBridgepoint Group PLC 455,436 1,964,967
Brooks Macdonald Group PLC 11,202 214,820
*Burberry Group PLC 548,362 8,763,254
Bytes Technology Group PLC 414,693 2,236,757
C&C Group PLC 758,898 1,039,670
Canal+ SA 554,150 1,961,316
#*Capita PLC 45,312 157,630
Card Factory PLC 471,834 478,133
Central Asia Metals PLC 284,916 565,170
Chemring Group PLC 360,271 2,862,949
Chesnara PLC 652,709 3,021,638
Clarkson PLC 41,031 2,611,786
*Close Brothers Group PLC 547,382 3,135,137
ΩCMC Markets PLC 144,540 1,297,413
Coats Group PLC 3,593,352 3,878,275
Computacenter PLC 148,103 9,164,257

Dimensional International Small Cap ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Conduit Holdings, Ltd., Class
WI 255,642 $ 1,487,931
ΩConvatec Group PLC 2,071,311 6,243,926
Costain Group PLC 91,942 261,072
Cranswick PLC 103,856 7,477,386
Crest Nicholson Holdings PLC 328,859 273,061
Croda International PLC 150,087 6,473,446
Currys PLC 2,284,733 5,162,387
CVS Group PLC 137,650 2,319,236
DCC Energy PLC 125,104 10,657,107
DFS Furniture PLC 305,950 582,601
Diploma PLC 562 55,362
DiscoverIE Group PLC 182,752 1,906,024
Domino's Pizza Group PLC 539,987 1,463,549
#Dr. Martens PLC 673,256 701,271
Drax Group PLC 669,311 6,642,850
Dunelm Group PLC 317,899 3,719,831
easyJet PLC 76,049 644,761
Ecora Royalties PLC 218,401 406,776
Elementis PLC 1,567,862 3,738,832
Endeavour Mining PLC 164,242 7,766,913
Energean PLC 268,135 2,753,230
EnQuest PLC 1,832,344 589,345
Essentra PLC 49,166 68,944
Everplay Group PLC 61,104 192,831
#*Evoke PLC 150,432 89,986
FDM Group Holdings PLC 4,759 7,890
Firstgroup PLC 1,527,352 3,790,221
Foresight Group Holdings, Ltd. 172,180 1,075,140
ΩForterra PLC 430,549 808,858
*Frasers Group PLC 259,647 2,832,049
*Frontier Developments PLC 3,328 19,549
Fuller Smith & Turner PLC,
Class A 49,734 477,877
Future PLC 103,103 424,300
FW Thorpe PLC 46,925 159,768
Galliford Try Holdings PLC 172,702 1,371,241
Games Workshop Group PLC 61,394 15,797,132
Gamma Communications PLC 169,791 2,138,725
GB Group PLC 430,669 1,280,856
Genuit Group PLC 242,739 885,918
*Georgia Capital PLC 104,439 5,558,705
Goodwin PLC 2,974 693,192
Grafton Group PLC 442,791 5,754,472
Grainger PLC 813,631 1,910,677
Greencore Group PLC 1,190,097 4,170,497
Greggs PLC 179,363 4,537,902
Gulf Keystone Petroleum, Ltd. 515,849 1,185,700
Ω*Gym Group PLC (The) 51,189 139,842
Halfords Group PLC 585,763 1,915,546
Harbour Energy PLC 1,824,525 5,878,119
#Harworth Group PLC 336,584 590,657
Hays PLC 931,173 706,763
Helios Towers PLC 1,730,383 4,559,522
Henry Boot PLC 112,315 229,745
Hikma Pharmaceuticals PLC 236,910 5,053,323
Hill & Smith PLC 172,184 6,603,924
Hilton Food Group PLC 140,057 1,129,006
Shares Value
UNITED KINGDOM — (Continued)
Hiscox, Ltd. 703,825 $ 17,134,352
Hochschild Mining PLC 872,799 5,067,092
Hollywood Bowl Group PLC 385,824 1,482,381
Howden Joinery Group PLC 780,334 8,280,311
Hunting PLC, Class U 377,487 2,252,994
ΩIbstock PLC 1,531,862 1,920,291
IG Group Holdings PLC 633,253 12,442,124
IMI PLC 250,861 9,911,825
Impax Asset Management
Group PLC, Registered 19,608 28,921
Inchcape PLC 763,351 8,613,740
IntegraFin Holdings PLC 556,940 2,761,915
International Workplace Group
PLC 1,455,574 3,860,872
Investec PLC 402,172 3,512,537
Ithaca Energy PLC 502,122 1,636,620
ITV PLC 6,618,013 6,612,847
#J D Wetherspoon PLC 232,058 2,429,632
James Halstead PLC 609,416 984,146
JD Sports Fashion PLC 5,063,038 6,095,432
JET2 PLC 142,949 2,962,554
Johnson Matthey PLC 319,884 8,575,240
Johnson Service Group PLC 1,076,516 2,178,877
Jupiter Fund Management
PLC 1,184,244 2,518,041
Kainos Group PLC 139,769 1,656,169
Keller Group PLC 159,098 6,474,570
Kier Group PLC 1,057,534 3,409,931
Kingfisher PLC 2,694,775 11,191,360
Lancashire Holdings, Ltd. 565,836 4,587,880
Lion Finance Group PLC 78,596 12,279,964
Liontrust Asset Management
PLC 17,675 67,553
LSL Property Services PLC 114,357 377,045
ΩLuceco PLC 191,309 550,952
Man Group PLC 2,702,343 10,990,042
Marshalls PLC 673,464 1,466,417
*Marston's PLC 425,930 292,330
ME GROUP INTERNATIONAL
PLC 422,934 630,633
Mears Group PLC 304,213 1,764,491
Melrose Industries PLC 1,470,349 8,989,336
*Metro Bank Holdings PLC 943,567 2,247,556
Michael Page PLC 384,668 940,601
*Mitchells & Butlers PLC 738,269 2,742,131
Mitie Group PLC 2,423,493 6,751,131
MJ Gleeson PLC 53,275 195,010
Mondi PLC 463,963 5,570,703
MONY Group PLC 988,356 2,613,608
Moonpig Group PLC 770,734 2,858,565
Morgan Advanced Materials
PLC 591,655 1,799,457
Morgan Sindall Group PLC 84,184 5,018,775
Mortgage Advice Bureau
Holdings, Ltd. 35,321 247,648
MP Evans Group PLC 91,487 2,001,909
#NCC Group PLC 638,337 1,211,249
Next 15 Group PLC 10,191 40,252
Nichols PLC 22,004 313,886

Dimensional International Small Cap ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Ninety One PLC 234,624 $ 670,012
#*Ocado Group PLC 1,132,649 3,228,388
ΩOn the Beach Group PLC 168,468 425,319
OSB Group PLC 781,717 5,854,356
Oxford Instruments PLC 62,841 2,310,406
*Oxford Nanopore
Technologies PLC 325,108 496,141
Pan African Resources PLC 6,680,471 8,284,510
Paragon Banking Group PLC,
Class A 423,261 4,767,582
PayPoint PLC 127,049 1,054,923
Pearson PLC 39,304 664,870
Pearson PLC, Sponsored ADR 2,179 36,912
Pennon Group PLC 744,468 4,638,648
Persimmon PLC 569,109 8,478,275
Pets at Home Group PLC 925,865 2,624,040
*Pinewood Technologies
Group PLC 65,191 377,242
*Playtech PLC 455,402 2,320,278
Plus500, Ltd. 167,037 8,789,291
Polar Capital Holdings PLC 215,153 2,232,370
Porvair PLC 4,517 51,669
PPHE Hotel Group, Ltd. 34,182 722,207
Premier Foods PLC 1,330,243 3,478,309
PZ Cussons PLC 535,257 798,117
QinetiQ Group PLC 1,084,095 7,382,140
Rank Group PLC 437,989 570,562
Reach PLC 56,129 33,651
Renew Holdings PLC 160,575 1,938,362
Renishaw PLC 4,715 313,961
RHI Magnesita NV 13,469 512,057
Rightmove PLC 586,928 3,669,682
*Robert Walters PLC 28,011 42,219
Rotork PLC 1,413,101 9,245,972
RS GROUP PLC 645,426 6,093,104
#RWS Holdings PLC 159,860 207,279
S4 Capital PLC 56,164 28,457
ΩSabre Insurance Group PLC 512,773 1,260,057
*Saga PLC 186,280 1,684,612
Savills PLC 278,963 3,453,813
Schroders PLC 10,913 86,428
Senior PLC 945,072 3,694,668
Serco Group PLC 2,496,506 8,116,971
Serica Energy PLC 939,343 2,973,213
*SIG PLC 395,294 46,813
#*SigmaRoc PLC 1,244,668 2,063,615
Softcat PLC 205,956 5,349,291
Spirax Group PLC 35,619 3,329,035
ΩSpire Healthcare Group PLC 633,335 1,990,145
SSP Group PLC 1,410,906 3,784,163
St. James's Place PLC 252,903 3,585,527
SThree PLC 17,057 58,649
#*Synthomer PLC 29,643 35,105
Tate & Lyle PLC 518,777 3,867,719
Tatton Asset Management
PLC 2,011 19,161
Taylor Wimpey PLC 5,128,658 5,383,476
TBC Bank Group PLC 87,909 5,692,767
Shares Value
UNITED KINGDOM — (Continued)
*Team Internet Group PLC 111,009 $ 62,744
Telecom Plus PLC 8,163 93,485
#*THG PLC 302,853 123,492
TP ICAP Group PLC 1,623,470 7,485,073
Ω*Trainline PLC 768,758 2,453,967
Travis Perkins PLC 365,392 2,726,622
Ω*Trustpilot Group PLC 562,109 2,046,976
*TT Electronics PLC 200,670 342,426
#*Tullow Oil PLC 171,720 35,311
*Vanquis Banking Group PLC 44,736 46,899
Vesuvius PLC 477,588 2,384,469
Victorian Plumbing Group PLC 60,462 62,571
Victrex PLC 111,941 1,179,547
#*Vistry Group PLC 964,083 3,785,856
Volex PLC, Registered, Class
R 349,982 2,406,750
Volution Group PLC, Class R 490,147 4,083,019
Vp PLC 6,692 43,678
Ω*Watches of Switzerland
Group PLC 427,251 4,194,429
*Watkin Jones PLC 111,264 26,952
WH Smith PLC 93,564 545,710
Whitbread PLC 251,479 8,494,540
Wickes Group PLC 603,789 1,600,722
WPP PLC 122,397 492,006
#WPP PLC, Sponsored ADR 45,295 915,412
*XP Power, Ltd. 8,116 176,501
XPS Pensions Group PLC 433,484 1,933,842
YouGov PLC 320 1,102
Young & Co's Brewery PLC,
Class A 60,931 749,461
Young & Co's Brewery PLC,
Class NV 44,690 449,859
Zegona Communications PLC 57,604 1,133,351
Zigup PLC, Class B 533,415 3,320,025
TOTAL UNITED KINGDOM 699,340,500
UNITED STATES — (0.4%)
Coeur Mining, Inc. 403,685 6,018,943
Coeur Mining, Inc. 1 15
*Dauch Corp. 8,511 47,418
#Diversified Energy Co. 19,253 253,138
*Indivior Pharmaceuticals, Inc. 24,724 989,207
International Paper Co. 129,620 5,329,024
#*Keel Infrastructure Corp. 719,282 2,855,550
*Keel Infrastructure Corp. 139,466 554,742
Royal Gold, Inc. 23,119 4,585,654
Sunococorp LLC 6,784 518,569
TOTAL UNITED STATES 21,152,260
TOTAL COMMON STOCKS 5,685,482,938
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA
2.070% 11,521 1,450,149
Einhell Germany AG, Class P
2.690% 8,651 703,706
FUCHS SE 3.060% 140,472 6,490,658
Jungheinrich AG 1.190% 35,512 994,491

Dimensional International Small Cap ETF
continued
Shares Value
GERMANY — (Continued)
Porsche Automobil Holding SE
5.250% 239,419 $ 7,927,836
Sixt SE, Class A 5.380% 12,564 864,439
STO SE & Co. KGaA 0.320% 773 85,914
TOTAL GERMANY 18,517,193
TOTAL PREFERRED
STOCKS 18,517,193
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Imugene, Ltd. 08/31/26 536 4
*Starpharma Holdings, Ltd.
08/11/26 8,411 1,063
TOTAL AUSTRALIA 1,067
GERMANY — (0.0%)
*CENIT AG 08/17/26 763 123
TOTAL GERMANY 123
Shares Value
ITALY — (0.0%)
*Fincantieri SpA 09/30/26 3,708 $ 5,644
*Geox SpA 09/30/26 160 1
TOTAL ITALY 5,645
NORWAY — (0.0%)
*Atlantic Sapphire ASA
12/14/26 510 –
TOTAL NORWAY –
TOTAL RIGHTS/WARRANTS 6,835
TOTAL INVESTMENT SECURITIES — (95.9%)
(Cost $4,741,089,268) 5,704,006,966
SECURITIES LENDING COLLATERAL — (4.1%)
@§The DFA Short Term
Investment Fund 20,887,147 241,601,626
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,982,690,894) $ 5,945,608,592
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $238,778,440 which represented 4.2% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
As of July 31, 2026 , Dimensional International Small Cap ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 31 09/18/26 $ 11,603,624 $ 11,654,838 $51,214
Total Futures Contracts ............................
$11,603,624 $11,654,838 $51,214
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 332,579,899 $ 32,062 $ 390,210 $ 333,002,171
Austria ....................... 77,565,328 — — 77,565,328

Dimensional International Small Cap ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Belgium ...................... $ 84,726,072 $ — $ — $ 84,726,072
Brazil ........................ 1,671,916 — — 1,671,916
Canada ...................... 724,783,744 — — 724,783,744
Denmark ..................... 124,590,459 — — 124,590,459
Finland ....................... 139,055,235 — — 139,055,235
France ....................... 344,110,810 — — 344,110,810
Germany ..................... 387,745,158 — — 387,745,158
Hong Kong .................... 74,971,576 1,108,084 125 76,079,785
Ireland ....................... 24,041,908 — — 24,041,908
Israel ........................ 63,119,687 — — 63,119,687
Italy ......................... 211,532,055 — — 211,532,055
Japan ........................ 1,369,935,796 — — 1,369,935,796
Netherlands ................... 150,664,250 — — 150,664,250
New Zealand .................. 12,147,586 — — 12,147,586
Northern Ireland ................ 2,012 — — 2,012
Norway ....................... 53,268,346 13,264 — 53,281,610
Portugal ...................... 24,807,332 — — 24,807,332
Singapore ..................... 79,201,366 616 — 79,201,982
Spain ........................ 107,907,954 — — 107,907,954
Sweden ...................... 152,437,828 — — 152,437,828
Switzerland .................... 422,579,483 17 — 422,579,500
United Kingdom ................ 699,340,500 — — 699,340,500
United States .................. 21,152,260 — — 21,152,260
Preferred Stocks
Germany ..................... 18,517,193 — — 18,517,193
Rights/Warrants
Australia ...................... — 1,067 — 1,067
Germany ..................... — 123 — 123
Italy ......................... 5,645 — — 5,645
Norway ....................... — — — —
Securities Lending Collateral ........ — 241,601,626 — 241,601,626
Total Investments .................
$5,702,461,398 $242,756,859 $390,335> $5,945,608,592
Financial Instruments
Assets
Futures Contracts** ............... 51,214 — — 51,214
Total Other Financial Instruments ....
$51,214 $– $– $51,214
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional International High Profitability ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
d
Shares Value
COMMON STOCKS — (97.9%)
AUSTRALIA — (6.5%)
ALS, Ltd., Registered 425,154 $ 6,452,902
#Ampol, Ltd. 72,358 2,027,746
Aristocrat Leisure, Ltd. 290,278 13,066,475
BHP Group, Ltd. 2,355,691 99,784,185
#BHP Group, Ltd., Sponsored
ADR 467,129 39,467,729
#Brambles, Ltd. 1,313,238 18,068,909
Capricorn Metals, Ltd. 208,636 1,868,329
Codan , Ltd. 80,242 2,258,830
Coles Group, Ltd. 1,510,462 25,556,458
#Computershare, Ltd. 457,787 13,163,317
Eagers Automotive, Ltd. 107,586 1,777,244
#Endeavour Group, Ltd. 1,016,018 2,483,332
Evolution Mining, Ltd. 2,237,013 17,707,061
Fortescue, Ltd. 908,187 11,806,897
*Genesis Minerals, Ltd. 923,418 3,703,297
* Greatland Resources, Ltd. 194,600 1,359,941
HUB24, Ltd., Registered 9,794 586,144
Insurance Australia Group, Ltd. 1,557,380 9,286,592
JB Hi-Fi, Ltd. 113,312 6,520,380
Lottery Corp., Ltd. (The) 2,374,088 9,321,004
Medibank Pvt., Ltd. 2,700,037 9,804,249
*Mineral Resources, Ltd. 113,240 4,611,393
Netwealth Group, Ltd. 97,729 1,481,252
Northern Star Resources, Ltd. 512,089 7,157,355
Perseus Mining, Ltd. 1,433,583 4,883,359
#Pro Medicus , Ltd. 24,653 2,808,675
Qantas Airways, Ltd., Class B 330,269 2,308,049
Ramsay Health Care, Ltd. 3,484 108,499
#REA Group, Ltd. 37,181 4,196,798
Regis Resources, Ltd. 42,806 183,095
Rio Tinto, Ltd. 161,425 19,338,710
#SGH, Ltd. 142,387 4,423,249
Technology One, Ltd. 344,934 7,452,061
Telstra Group, Ltd. 2,186,598 7,709,509
Ventia Services Group Pty,
Ltd. 2,620 10,710
Wesfarmers, Ltd. 508,521 31,915,828
Whitehaven Coal, Ltd. 516,593 2,532,550
Woolworths Group, Ltd. 874,461 24,425,873
Yancoal Australia, Ltd. 129,976 508,478
TOTAL AUSTRALIA 422,126,464
AUSTRIA — (0.2%)
ΩBAWAG Group AG 3,377 680,723
Erste Group Bank AG 6,318 819,962
OMV AG 112,772 8,193,697
#Verbund AG 65,221 4,468,631
TOTAL AUSTRIA 14,163,013
BELGIUM — (0.9%)
Anheuser-Busch InBev SA/NV 141,639 12,254,792
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 4,801 415,191
Shares Value
BELGIUM — (Continued)
KBC Group NV 152,089 $ 21,811,993
#UCB SA 86,114 22,084,578
TOTAL BELGIUM 56,566,554
CANADA — (11.4%)
Agnico Eagle Mines, Ltd. 122,115 17,739,646
Agnico Eagle Mines, Ltd. 72,454 10,511,343
Alamos Gold, Inc., Class A 9,932 275,832
Alamos Gold, Inc., Class B 295,799 8,232,086
Alimentation Couche-Tard, Inc. 387,271 25,124,236
ARC Resources, Ltd. 582,480 13,922,055
* Aritzia , Inc., Class B 70,654 7,034,929
Barrick Mining Corp. 379,752 13,948,291
Barrick Mining Corp. 176,725 6,481,449
BCE, Inc. 190,449 4,128,934
#BCE, Inc. 1,029 22,306
Canadian Imperial Bank of
Commerce 31,249 3,698,602
Canadian National Railway Co. 239,020 30,405,734
Canadian Natural Resources,
Ltd. 1,106,038 52,735,892
Canadian Natural Resources,
Ltd., Class A 38,128 1,815,011
Canadian Tire Corp., Ltd.,
Class A 29,484 4,300,122
CCL Industries, Inc., Class B 155,299 10,289,797
*Celestica, Inc. 111,248 36,872,037
*Celestica, Inc. 448 148,137
Cenovus Energy, Inc. 32,632 983,252
Cenovus Energy, Inc. 999,886 30,186,558
CGI, Inc. 36,887 2,698,061
CGI, Inc. 51,405 3,760,276
Constellation Software, Inc. 4,738 10,142,329
Dollarama, Inc. 251,650 34,257,120
Element Fleet Management
Corp. 194,633 4,364,796
Empire Co., Ltd., Class A 115,559 4,226,633
Fairfax Financial Holdings, Ltd. 9,222 15,432,297
Finning International, Inc. 84,870 5,620,290
First Majestic Silver Corp. 22,975 345,314
Franco-Nevada Corp. 15,787 3,356,250
Franco-Nevada Corp. 608 129,455
George Weston, Ltd. 139,662 10,430,472
#Gildan Activewear, Inc.,
Class A 85,713 4,746,786
Hudbay Minerals, Inc. 248,428 5,651,737
Hudbay Minerals, Inc., Class A 1,396 31,655
iA Financial Corp., Inc. 62,652 9,256,784
*IAMGOLD Corp. 408,160 5,791,791
*IAMGOLD Corp. 78,261 1,106,817
Imperial Oil, Ltd. 74,344 9,632,752
Imperial Oil, Ltd. 6,931 897,964
Intact Financial Corp. 124,844 24,495,357
Keyera Corp. 162,479 6,898,278
Kinross Gold Corp. 1,435,670 33,163,977

Dimensional International High Profitability ETF
continued
Shares Value
CANADA — (Continued)
Loblaw Cos., Ltd. 245,481 $ 11,515,917
Lundin Gold, Inc. 107,328 6,005,043
Lundin Mining Corp.,
Registered 254,836 6,305,277
* LunR Royalties Corp. 21,981 290,657
Magna International, Inc. 264,153 18,120,896
Magna International, Inc. 2,382 163,243
Manulife Financial Corp. 200,491 8,909,820
Manulife Financial Corp. 74,876 3,323,078
Metro, Inc., Class A 233,985 15,541,735
Pan American Silver Corp. 250,985 10,819,963
Pan American Silver Corp. 18,041 776,245
#Pembina Pipeline Corp. 19,801 967,431
Pembina Pipeline Corp. 75,934 3,715,450
Quebecor, Inc., Class B 97,351 4,501,664
RB Global, Inc. 64,527 7,081,193
Restaurant Brands
International, Inc. 245,603 18,179,534
Restaurant Brands
International, Inc. 1,027 75,902
Rogers Communications, Inc.,
Class B 175,704 5,947,581
Rogers Communications, Inc.,
Class B 45,158 1,527,746
Royal Bank of Canada 14,356 3,007,726
Royal Bank of Canada 6 1,255
Saputo, Inc. 108,811 3,058,358
South Bow Corp. 3,477 128,834
South Bow Corp. 601 22,297
Stantec, Inc. 24,941 1,758,858
Stantec, Inc. 54,639 3,851,503
Sun Life Financial, Inc. 13,698 1,136,249
#Sun Life Financial, Inc. 286,152 23,724,802
Suncor Energy, Inc. 11,400 765,011
Suncor Energy, Inc. 657,389 44,229,132
TFI International, Inc. 50,073 6,760,857
TFI International, Inc. 556 75,062
Toromont Industries, Ltd. 69,503 10,447,373
Tourmaline Oil Corp. 108,719 4,797,942
Waste Connections, Inc. 90,135 15,086,796
Waste Connections, Inc. 187 31,304
Whitecap Resources, Inc. 915,047 10,788,664
WSP Global, Inc. 64,409 7,863,513
TOTAL CANADA 736,597,351
DENMARK — (1.0%)
#Novo Nordisk A/S, Class B 1,408,519 66,450,313
Novo Nordisk A/S, Class B,
Sponsored ADR 4,265 200,796
Pandora A/S 10,136 1,266,854
TOTAL DENMARK 67,917,963
FINLAND — (0.8%)
Kesko OYJ, Class A 10,513 255,825
Kesko OYJ, Class B 7,116 176,682
#Kone OYJ, Class B 224,714 12,953,082
Metso OYJ 333,514 6,181,799
Neste OYJ 35,022 1,231,401
Nordea Bank Abp 21,144 425,726
#Sampo OYJ, Class A 1,482,599 16,416,652
Shares Value
FINLAND — (Continued)
Wartsila OYJ Abp 331,575 $ 11,193,017
TOTAL FINLAND 48,834,184
FRANCE — (8.8%)
#Aeroports de Paris SA 9,467 1,305,981
Airbus SE 103,538 24,087,193
Bouygues SA 267,193 14,989,738
Bureau Veritas SA 406,632 12,940,737
Carrefour SA 108,618 1,991,403
Cie de Saint-Gobain SA 274,734 25,692,204
Eiffage SA, Class P 93,123 13,205,327
Engie SA 1,100,433 34,324,039
Eurofins Scientific SE 90,197 7,073,379
Hermes International SCA 9,737 17,157,241
Ipsen SA 6,366 1,224,639
Legrand SA 103,695 15,676,837
L'Oreal SA 70,722 31,485,794
LVMH Moet Hennessy Louis
Vuitton SE 165,803 90,641,771
Orange SA 2,730,943 52,064,345
Publicis Groupe SA 90,456 9,639,343
Safran SA 197,788 77,007,949
#Schneider Electric SE 159,799 53,244,883
Thales SA 66,315 18,761,846
TotalEnergies SE 374,461 32,924,477
Vinci SA 221,477 31,228,219
TOTAL FRANCE 566,667,345
GERMANY — (7.8%)
adidas AG 110,725 20,306,696
Allianz SE, Registered 92,322 45,940,591
* Aumovio SE 42,801 1,962,400
BASF SE 152,856 8,863,766
#Bayer AG, Registered 247,855 13,702,390
Continental AG 112,691 9,317,121
Daimler Truck Holding AG 96,490 5,433,148
Deutsche Boerse AG 120,331 36,314,585
Deutsche Post AG 651,611 43,303,286
Deutsche Telekom AG 2,041,392 62,851,809
E.ON SE 1,712,173 36,867,419
GEA Group AG 68,865 4,884,689
Hannover Rueck SE 36,702 10,582,203
HOCHTIEF AG 15,073 7,686,077
Infineon Technologies AG 718,934 51,011,517
Knorr- Bremse AG 74,664 8,839,585
#MTU Aero Engines AG 49,303 20,523,299
Muenchener
Rueckversicherungs -
Gesellschaft AG in Muenchen ,
Class R 18,345 11,021,986
Nemetschek SE 2,882 192,487
Rheinmetall AG 37,960 49,789,335
Siemens Energy AG 294,246 49,915,009
Talanx AG 39,902 5,293,333
Volkswagen AG 11,094 968,164
TOTAL GERMANY 505,570,895
HONG KONG — (1.4%)
AIA Group, Ltd. 536,600 5,423,070
Cathay Pacific Airways, Ltd. 2,208,000 4,110,998

Dimensional International High Profitability ETF
continued
Shares Value
HONG KONG — (Continued)
Ω*FIT Hon Teng, Ltd. 1,655,000 $ 991,953
HKT Trust & HKT, Ltd., Class
SS 5,019,000 8,493,437
Hong Kong Exchanges &
Clearing, Ltd. 649,900 33,864,153
MGM China Holdings, Ltd. 36,400 52,732
PCCW, Ltd. 358,000 268,445
PRADA SpA 420,700 2,320,889
Sands China, Ltd. 324,000 608,202
SITC International Holdings
Co., Ltd. 1,559,000 7,849,077
Techtronic Industries Co., Ltd. 999,000 16,816,466
ΩWH Group, Ltd. 10,967,500 11,818,427
TOTAL HONG KONG 92,617,849
IRELAND — (0.2%)
AIB Group PLC 442,446 5,220,369
Kerry Group PLC, Class A 7,496 714,110
Kingspan Group PLC 77,481 7,153,944
TOTAL IRELAND 13,088,423
ISRAEL — (1.3%)
Bank Leumi Le-Israel BM 1,200 28,368
#*Bet Shemesh Engines
Holdings 1997, Ltd. 3,443 934,354
Bezeq The Israeli
Telecommunication Corp., Ltd. 2,212,521 5,290,426
Cellcom Israel, Ltd. 63,398 684,052
Clal Insurance Enterprises
Holdings, Ltd., Registered 64,832 4,907,682
Delek Group, Ltd. 61,420 1,607,031
#*Delek Yizum Nechasim , Ltd. 6,142 135,290
Delta Galil, Ltd. 2,136 123,466
#El Al Israel Airlines 370,356 1,643,662
Electra, Ltd. 30,236 1,175,019
* Fattal Holdings 1998, Ltd. 7,449 1,649,063
First International Bank Of
Israel, Ltd. (The) 80,361 6,203,922
Formula Systems 1985, Ltd.,
ADR 16 1,670
Harel Insurance Investments &
Financial Services, Ltd. 52,965 3,039,025
Hilan , Ltd. 4,534 323,968
Matrix IT, Ltd. 34,236 967,103
Meitav Investment House, Ltd. 33,868 1,464,371
Menora Mivtachim Holdings,
Ltd. 28,935 4,526,187
*Migdal Insurance & Financial
Holdings, Ltd. 135,904 771,801
Mizrahi Tefahot Bank, Ltd. 48,721 3,622,870
* Nayax , Ltd. 195 13,233
Next Vision Stabilized
Systems, Ltd. 55,782 4,326,445
Partner Communications Co.,
Ltd. 130,543 1,608,048
Paz Retail And Energy, Ltd. 7,850 2,212,351
Phoenix Financial, Ltd. 209,405 11,762,213
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 269 30,237
Shufersal , Ltd. 238,147 3,399,378
Shares Value
ISRAEL — (Continued)
#Strauss Group, Ltd. 28,247 $ 1,068,204
Tel Aviv Stock Exchange, Ltd. 75,487 2,908,893
*Teva Pharmaceutical
Industries, Ltd. 140,113 4,973,722
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 310,071 10,855,586
Turpaz Industries, Ltd. 9,571 201,006
TOTAL ISRAEL 82,458,646
ITALY — (2.5%)
Banca Mediolanum SpA 235,539 6,279,053
BPER Banca SPA 35,348 572,222
Enel SpA 5,007,325 56,453,751
#Ferrari NV 35,224 13,873,677
FinecoBank Banca Fineco SpA 677,076 18,454,732
Intesa Sanpaolo SpA 632,229 4,756,538
Moncler SpA 151,003 8,530,458
#Poste Italiane SpA 387,166 11,675,339
Prysmian SpA 252,128 34,868,303
#Snam SpA 316,109 2,141,460
UniCredit SpA 67,424 6,330,866
TOTAL ITALY 163,936,399
JAPAN — (21.8%)
Advantest Corp. 391,000 79,808,447
Aeon Co., Ltd. 1,492,300 12,783,779
Air Water, Inc. 32,000 505,850
Ajinomoto Co., Inc. 447,600 13,957,193
Asahi Intecc Co., Ltd. 297,600 6,715,508
Asics Corp. 767,500 22,915,340
Astellas Pharma, Inc. 1,718,600 23,767,356
Bandai Namco Holdings, Inc. 525,100 15,199,786
BayCurrent , Inc. 136,498 6,120,014
BIPROGY, Inc. 43,700 1,336,044
Bridgestone Corp. 407,200 10,140,041
Capcom Co., Ltd. 360,900 8,984,818
Chugai Pharmaceutical Co.,
Ltd. 382,600 16,656,827
Cosmo Energy Holdings Co.,
Ltd. 98,500 2,464,588
Cosmos Pharmaceutical Corp. 2,500 100,220
CyberAgent , Inc. 417,798 3,819,155
Daifuku Co., Ltd. 367,800 13,820,364
Daiichi Life Group, Inc. 3,800 45,786
Daiichi Sankyo Co., Ltd. 79,800 1,286,773
Daikin Industries, Ltd. 5,600 819,293
Daito Trust Construction Co.,
Ltd. 314,100 6,645,959
Daiwa House Industry Co., Ltd. 465,400 13,673,363
* Dentsu Group, Inc. 133,500 2,972,256
Dentsu Soken , Inc. 13,200 222,757
Dexerials Corp. 71,300 1,479,511
Disco Corp. 42,700 15,682,814
Ebara Corp. 611,200 21,334,901
Fast Retailing Co., Ltd. 104,000 51,070,874
Food & Life Cos., Ltd. 260,000 9,077,343
Fuji Electric Co., Ltd. 70,300 6,307,021
Fujikura, Ltd. 771,000 20,201,677
Fujitsu, Ltd. 826,600 18,995,317

Dimensional International High Profitability ETF
continued
Shares Value
JAPAN — (Continued)
Furukawa Electric Co., Ltd. 6,000 $ 118,512
GMO Payment Gateway, Inc. 33,700 2,091,315
Hitachi Construction Machinery
Co., Ltd. 131,001 4,437,867
Hitachi, Ltd. 1,732,900 57,322,558
Hoya Corp. 184,828 28,642,681
Idemitsu Kosan Co., Ltd. 95,300 784,665
IHI Corp. 972,000 17,260,669
Inpex Corp. 908,500 20,694,800
Internet Initiative Japan, Inc. 52,601 1,157,239
Isuzu Motors, Ltd. 705,100 10,639,050
J Front Retailing Co., Ltd. 246,900 4,623,221
Japan Airlines Co., Ltd. 221,700 4,097,743
Japan Airport Terminal Co.,
Ltd. 18,813 669,576
Japan Exchange Group, Inc. 1,378,800 18,985,831
Japan Tobacco, Inc. 407,500 18,260,402
Kakaku.com, Inc. 56,400 1,307,056
Kao Corp. 761,916 15,637,880
Kawasaki Heavy Industries,
Ltd. 764,000 13,257,541
KDDI Corp. 2,315,100 42,470,762
* Kioxia Holdings Corp. 40,500 11,827,602
Kobe Bussan Co., Ltd. 207,700 3,588,524
Kobe Steel, Ltd. 312,800 4,080,299
Kokusai Electric Corp. 183,500 8,553,537
Komatsu, Ltd., Class R 358,500 15,747,207
Konami Group Corp. 73,800 9,566,538
Kuraray Co., Ltd. 7,700 88,981
Kurita Water Industries, Ltd. 151,700 8,328,852
Lasertec Corp. 55,000 13,094,991
Marui Group Co., Ltd. 76,300 1,422,015
Maruwa Co., Ltd. 2,900 1,011,562
McDonald's Holdings Co.
Japan, Ltd. 133,600 6,779,639
Meiko Electronics Co., Ltd. 4,000 519,516
* Mercari , Inc. 36,200 975,337
Micronics Japan Co., Ltd. 1,900 162,047
MINEBEA MITSUMI, Inc. 2 46
Mitsui E&S Co., Ltd. 9,000 275,158
Mitsui Kinzoku Co., Ltd. 46,900 9,116,376
Modec , Inc. 3,900 252,897
MonotaRO Co., Ltd. 278,176 3,499,366
MS&AD Insurance Group
Holdings, Inc. 663,500 20,518,600
NEC Corp. 398,099 11,851,087
Nichirei Corp. 9,000 124,550
NIPPON EXPRESS
HOLDINGS, Inc. 328,700 10,895,768
Nippon Sanso Holdings Corp. 161,600 5,867,229
Nissan Chemical Corp. 154,401 7,275,684
Niterra Co., Ltd. 107,100 6,332,840
Nitto Denko Corp. 461,600 9,639,316
Nomura Research Institute,
Ltd. 317,505 9,344,189
Olympus Corp. 908,700 10,386,773
Open House Group Co., Ltd. 48,601 2,597,242
Oracle Corp. 25,440 1,419,112
#Organo Corp. 22,073 2,035,055
Shares Value
JAPAN — (Continued)
Oriental Land Co., Ltd. 254,726 $ 5,066,524
Otsuka Corp. 219,100 4,505,156
Pan Pacific International
Holdings Corp. 2,352,900 13,331,992
Persol Holdings Co., Ltd. 1,639,091 2,715,605
*Rakuten Bank, Ltd. 83,200 2,859,812
*Rakuten Group, Inc. 1,909,000 9,994,300
Recruit Holdings Co., Ltd. 769,000 60,612,027
Renesas Electronics Corp. 2 43
Resonac Holdings Corp. 997 85,940
#Rorze Corp. 109,500 2,743,260
Ryohin Keikaku Co., Ltd. 631,400 16,563,717
Sankyo Co., Ltd. 84,400 982,745
#Sanrio Co., Ltd. 1,108,300 8,857,351
Sanwa Holdings Corp. 170,254 3,680,416
SBI Holdings, Inc. 421,500 8,042,186
SCREEN Holdings Co., Ltd. 172,400 13,642,581
#Seibu Holdings, Inc. 212,100 4,744,859
Seven & i Holdings Co., Ltd. 1,256,001 16,636,245
SG Holdings Co., Ltd. 421,148 4,183,046
Skylark Holdings Co., Ltd. 362,900 7,158,856
SoftBank Corp. 18,665,100 26,187,994
Sony Financial Group, Inc.,
ADR 24,567 118,413
Sony Group Corp. 4,387,380 104,349,242
#Sony Group Corp., ADR 122,835 2,857,142
Subaru Corp. 101,301 1,727,636
Sugi Holdings Co., Ltd. 77,300 1,370,257
Sumitomo Forestry Co., Ltd. 209,500 1,772,971
Suzuki Motor Corp. 539,700 7,070,587
Sysmex Corp. 199,700 2,005,466
Takasago Thermal
Engineering Co., Ltd. 85,511 2,289,960
TDK Corp. 411,500 7,773,855
TISI, Inc. 189,300 4,493,980
Tokio Marine Holdings, Inc. 1,004,400 51,183,555
Tokyo Electron, Ltd. 233,622 81,432,068
Tokyo Ohka Kogyo Co., Ltd. 60,585 3,379,595
Tokyu Fudosan Holdings Corp. 598,500 5,023,679
Toyo Tire Corp. 107,400 2,886,934
Toyota Motor Corp. 830,900 16,004,838
Toyota Tsusho Corp. 127,600 5,386,888
Trend Micro, Inc. 101,200 4,030,204
#Tsuruha Holdings, Inc. 109,365 1,664,944
Unicharm Corp. 86,500 546,788
USS Co., Ltd. 552,500 7,000,589
Yamaha Motor Co., Ltd. 45,600 384,618
Yamazaki Baking Co., Ltd. 83,400 1,759,401
Yokogawa Electric Corp. 105,500 3,831,063
Yokohama Rubber Co., Ltd.
(The) 16,400 789,898
Zensho Holdings Co., Ltd. 99,500 6,232,771
ZOZO, Inc. 445,500 3,198,031
TOTAL JAPAN 1,411,708,306
NETHERLANDS — (4.3%)
ASML Holding NV- NYS,
NVDR 137,089 223,317,981
ASML Holding NV, Class B 10,236 16,890,607

Dimensional International High Profitability ETF
continued
Shares Value
NETHERLANDS — (Continued)
ASR Nederland NV, Class B 117,281 $ 9,564,376
Koninklijke KPN NV 4,066,832 19,235,743
*Magnum Ice Cream Co. NV
(The) 11,774 219,135
#*Magnum Ice Cream Co. NV
(The) 62,266 1,158,770
Wolters Kluwer NV 98,049 7,657,558
TOTAL NETHERLANDS 278,044,170
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 4,597 22,287
#Chorus, Ltd. 351,668 1,948,785
Contact Energy, Ltd. 316,657 1,693,363
Fisher & Paykel Healthcare
Corp., Ltd. 216,943 5,187,438
Mainfreight, Ltd. 46,604 1,895,173
Spark New Zealand, Ltd. 1,233,975 1,392,282
TOTAL NEW ZEALAND 12,139,328
NORWAY — (0.9%)
AF Gruppen ASA 8,060 160,959
Aker BP ASA 152,126 5,365,360
#*Atea ASA, Class A 615 11,101
ΩBW LPG, Ltd. 11,930 269,141
ΩBW LPG, Ltd. 12,279 278,615
DOF Group ASA 22,746 298,589
Equinor ASA 486,345 19,814,398
Equinor ASA, Sponsored ADR 13,333 547,986
#Gjensidige Forsikring ASA 17,610 523,981
Hafnia, Ltd. 18,150 139,222
Hoegh Autoliners ASA 141,688 2,517,284
#Kongsberg Gruppen ASA 44,559 1,391,617
*Kongsberg Maritime A/S 165,270 928,796
Protector Forsikring ASA 53,945 2,795,025
Storebrand ASA 340,732 7,235,552
Subsea 7 SA 21,795 731,694
Telenor ASA 190,274 2,684,324
TGS ASA 179,081 2,405,571
#Var Energi ASA 362,502 1,804,063
Veidekke ASA 130,242 2,584,461
Wallenius Wilhelmsen ASA,
Class B 251,517 3,916,942
TOTAL NORWAY 56,404,681
PORTUGAL — (0.1%)
#Galp Energia SGPS SA 209,676 4,750,067
Jeronimo Martins SGPS SA 30,187 602,941
TOTAL PORTUGAL 5,353,008
SINGAPORE — (1.4%)
DBS Group Holdings, Ltd. 585,230 33,742,580
SATS, Ltd. 490,600 1,807,554
Sembcorp Industries, Ltd. 768,000 3,302,197
Singapore Airlines, Ltd. 1,728,000 10,364,231
Singapore Exchange, Ltd. 838,000 15,966,257
Singapore Technologies
Engineering, Ltd. 1,446,700 11,359,041
Singapore
Telecommunications, Ltd. 2,346,500 8,115,329
Shares Value
SINGAPORE — (Continued)
Yangzijiang Shipbuilding
Holdings, Ltd. 2,218,300 $ 6,773,435
TOTAL SINGAPORE 91,430,624
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 211 15,802
TOTAL SOUTH AFRICA 15,802
SPAIN — (3.1%)
Acciona SA 13,439 3,689,289
ACS Actividades de
Construccion y Servicios SA 173,898 22,068,608
ΩAena SME SA 695,424 21,347,192
Amadeus IT Group SA 264,839 16,253,250
Banco Bilbao Vizcaya
Argentaria SA 1,492,339 41,551,635
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 16,593 463,775
Bankinter SA 240,194 4,402,336
Endesa SA 391,929 19,101,550
Ferrovial NV 255,674 16,690,954
Industria de Diseno Textil SA 448,032 29,093,858
Naturgy Energy Group SA 188,344 6,275,605
Repsol SA 9,300 282,269
Telefonica SA 3,883,087 16,012,177
TOTAL SPAIN 197,232,498
SWEDEN — (2.9%)
AddTech AB, Class B 250,556 9,103,010
Atlas Copco AB, Class A 1,735,516 36,584,095
Atlas Copco AB, Class B 391,999 7,225,684
Avanza Bank Holding AB 155,385 6,375,020
#Axfood AB 152,304 3,884,231
ΩBioArctic AB, Class B 40,248 1,371,132
Clas Ohlson AB, Class B 35,774 1,570,456
Epiroc AB, Class A 91,928 2,352,162
Epiroc AB, Class B 43,539 952,016
Essity AB, Class B 153,663 4,464,925
Ω*Evolution AB 3,967 302,806
#H & M Hennes & Mauritz AB,
Class B 266,185 4,860,527
Indutrade AB 10,979 274,820
Lagercrantz Group AB, Class
B 207,600 4,874,465
Lifco AB, Class B 15,864 538,777
Loomis AB, Class B 85,324 4,695,503
#Medicover AB, Class B 64,963 1,535,551
Mycronic AB 5,442 179,004
Nordnet AB publ. 184,518 7,059,651
Sectra AB, Class B 91,785 2,570,750
Tele2 AB, Class B 773,525 13,390,739
Telefonaktiebolaget LM
Ericsson, Class A 16,407 161,834
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 6,419 62,970
Telefonaktiebolaget LM
Ericsson, Class B 1,438,152 14,143,336
Telia Co. AB 1,344,930 6,228,408
Volvo AB, Class A 50,709 1,941,187

Dimensional International High Profitability ETF
continued
Shares Value
SWEDEN — (Continued)
Volvo AB, Class B 1,252,529 $ 47,829,803
TOTAL SWEDEN 184,532,862
SWITZERLAND — (8.5%)
ABB, Ltd., Registered 7,513 738,439
Geberit AG, Registered 38,508 25,330,891
Kuehne + Nagel International
AG, Class R 41,584 10,572,682
Nestle SA, Registered 1,258,297 125,993,004
Novartis AG, Class B,
Sponsored ADR 587,948 91,808,080
Novartis AG, Registered 129,858 20,320,157
Partners Group Holding AG 14,602 12,128,476
Roche Holding AG 514,120 224,699,131
Roche Holding AG, Class BR 8,727 3,868,120
SGS SA, Registered 171,349 20,285,282
#Swisscom AG, Registered 19,851 15,261,507
TOTAL SWITZERLAND 551,005,769
UNITED KINGDOM — (11.9%)
Admiral Group PLC 215,281 10,928,028
ΩAirtel Africa PLC 1,030,599 4,618,473
AstraZeneca PLC 356,746 60,518,392
AstraZeneca PLC 147,109 25,007,817
ΩAutotrader Group PLC 17,610 124,133
Babcock International Group
PLC 186,112 2,807,659
Beazley PLC 39,677 689,067
BP PLC, Sponsored ADR 1,554,243 70,282,868
BT Group PLC, Registered 7,096,570 19,224,573
Bunzl PLC 74,959 2,826,548
Centrica PLC 173,379 361,654
*Coca-Cola HBC AG 143,579 9,680,395
Compass Group PLC 1,165,622 36,961,874
Diageo PLC 295,357 6,496,757
#Diageo PLC, Sponsored ADR 273,118 24,050,771
Endeavour Mining PLC 122,707 5,802,746
Endeavour Mining PLC 67,087 3,179,744
Experian PLC 565,017 21,214,370
Fresnillo PLC 173,570 5,781,151
Games Workshop Group PLC 23,116 5,947,918
GSK PLC 2,493,940 64,825,390
GSK PLC, Class B, ADR 118,972 6,149,663
Howden Joinery Group PLC 23,685 251,327
IMI PLC 195,850 7,738,273
Imperial Brands PLC 1,009,365 38,373,474
Intertek Group PLC 164,651 12,940,220
Legal & General Group PLC 4,312,669 17,434,540
Man Group PLC 3,610 14,681
Marks & Spencer Group PLC 1,051,343 5,731,537
Next PLC 123,981 24,768,503
Reckitt Benckiser Group PLC 580,321 40,922,674
RELX PLC, Sponsored ADR 561,227 19,878,660
Rentokil Initial PLC 80,303 372,618
Rio Tinto PLC 154,276 14,894,440
Rolls-Royce Holdings PLC 3,505,140 69,236,751
Sage Group PLC (The) 401,370 5,256,679
St. James's Place PLC 585,100 8,295,242
Sunbelt Rentals Holdings, Inc. 576,912 41,085,998
Tesco PLC 799,365 5,265,774
Shares Value
UNITED KINGDOM — (Continued)
Unilever PLC 52,966 $ 3,380,763
Unilever PLC, ADR 997,229 63,234,291
TOTAL UNITED KINGDOM 766,556,436
UNITED STATES — (0.0%)
*James Hardie Industries PLC 79,547 2,078,919
Sunococorp LLC 55 4,204
TOTAL UNITED STATES 2,083,123
TOTAL COMMON STOCKS 6,327,051,693
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
#Dr. Ing. h.c. F. Porsche AG
2.380% 71,390 3,485,925
#Volkswagen AG, Class A
7.050% 95,915 8,239,100
TOTAL GERMANY 11,725,025
TOTAL PREFERRED
STOCKS 11,725,025
RIGHT/WARRANT — (0.0%)
CANADA — (0.0%)
*Constellation Software, Inc.
03/31/40 2,724 –
TOTAL CANADA –
TOTAL RIGHT/WARRANT –
TOTAL INVESTMENT SECURITIES — (98.1%)
(Cost $4,988,526,140) 6,338,776,718
SECURITIES LENDING COLLATERAL — (1.9%)
@§The DFA Short Term
Investment Fund 10,754,645 124,398,983
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,112,925,123) $ 6,463,175,701

Dimensional International High Profitability ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $41,802,596 which represented 0.7% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
As of July 31, 2026 , Dimensional International High Profitability ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 20 09/18/26 $ 7,435,272 $ 7,519,250 $83,978
Total Futures Contracts ............................
$7,435,272 $7,519,250 $83,978
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 422,126,464 $ — $ — $ 422,126,464
Austria ....................... 14,163,013 — — 14,163,013
Belgium ...................... 56,566,554 — — 56,566,554
Canada ...................... 736,597,351 — — 736,597,351
Denmark ..................... 67,917,963 — — 67,917,963
Finland ....................... 48,834,184 — — 48,834,184
France ....................... 566,667,345 — — 566,667,345
Germany ..................... 505,570,895 — — 505,570,895
Hong Kong .................... 92,617,849 — — 92,617,849
Ireland ....................... 13,088,423 — — 13,088,423
Israel ........................ 82,458,646 — — 82,458,646
Italy ......................... 163,936,399 — — 163,936,399
Japan ........................ 1,411,708,306 — — 1,411,708,306
Netherlands ................... 278,044,170 — — 278,044,170
New Zealand .................. 12,139,328 — — 12,139,328
Norway ....................... 56,404,681 — — 56,404,681
Portugal ...................... 5,353,008 — — 5,353,008
Singapore ..................... 91,430,624 — — 91,430,624
South Africa ................... 15,802 — — 15,802
Spain ........................ 197,232,498 — — 197,232,498
Sweden ...................... 184,532,862 — — 184,532,862
Switzerland .................... 551,005,769 — — 551,005,769

Dimensional International High Profitability ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
United Kingdom ................ $ 766,556,436 $ — $ — $ 766,556,436
United States .................. 2,083,123 — — 2,083,123
Preferred Stocks
Germany ..................... 11,725,025 — — 11,725,025
Right/Warrant
Canada ...................... — — — —
Securities Lending Collateral ........ — 124,398,983 — 124,398,983
Total Investments .................
$6,338,776,718 $124,398,983 $— $6,463,175,701
Financial Instruments
Assets
Futures Contracts** ............... 83,978 — — 83,978
Total Other Financial Instruments ....
$83,978 $– $– $83,978
** Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional International Vector Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (96.3%)
AUSTRALIA — (5.4%)
Acrow, Ltd. 938 $ 580
Adairs, Ltd., Class B 12,058 12,111
*Aeris Resources, Ltd. 864 246
*AIC Mines, Ltd. 48,315 24,772
*Alkane Resources, Ltd. 4,725 4,345
*Alkane Resources, Ltd. 53,499 49,975
ALS, Ltd., Registered 171 2,595
AMP, Ltd. 71,930 108,618
*Amplitude Energy, Ltd. 3,396 3,614
Ampol, Ltd. 3,233 90,601
Ansell, Ltd. 3,174 73,097
ANZ Group Holdings, Ltd. 3,412 89,410
#*Appen, Ltd. 1,534 1,287
ARB Corp., Ltd. 1,867 25,963
Aristocrat Leisure, Ltd. 1,474 66,350
AUB Group, Ltd. 2,125 41,581
*Aurelia Metals, Ltd. 112,861 24,969
Aurizon Holdings, Ltd. 62,187 183,007
Aussie Broadband, Ltd. 12,706 42,568
*Austal, Ltd. 8,758 22,206
*Australian Agricultural Co.,
Ltd. 492 470
#Australian Ethical Investment,
Ltd. 1,807 5,610
*Australian Strategic Materials,
Ltd. 120 84
Autosports Group, Ltd. 509 570
*Baby Bunting Group, Ltd. 2,895 2,115
Bank of Queensland, Ltd. 16,768 78,199
#Bapcor, Ltd. 15,121 4,673
*BCI Minerals, Ltd. 2,688 812
#Beach Energy, Ltd. 72,595 46,398
Bega Cheese, Ltd. 9,281 39,698
Bell Financial Group, Ltd. 392 440
*Bellevue Gold, Ltd. 17,396 15,395
Bendigo & Adelaide Bank, Ltd. 5,514 44,382
BHP Group, Ltd. 35,791 1,516,063
Bisalloy Steel Group, Ltd. 371 1,274
*Black Cat Syndicate, Ltd. 34,542 21,713
BlueScope Steel, Ltd. 4,143 95,210
Brambles, Ltd. 12,679 174,451
Bravura Solutions, Ltd. 12,162 21,697
#Breville Group, Ltd. 1,366 31,526
Capral, Ltd. 52 434
Capricorn Metals, Ltd. 3,009 26,946
CAR Group, Ltd. 3,057 55,803
#*Catalyst Metals, Ltd. 12,422 47,113
Cedar Woods Properties, Ltd. 3,114 15,332
Challenger, Ltd. 11,136 76,728
Champion Iron, Ltd. 16,263 38,950
Cleanaway Waste
Management, Ltd. 72,064 118,437
ClearView Wealth, Ltd. 440 201
Shares Value
AUSTRALIA — (Continued)
#Clinuvel Pharmaceuticals,
Ltd. 514 $ 3,271
Cobram Estate Olives, Ltd. 986 2,244
Coles Group, Ltd. 15,854 268,244
Collins Foods, Ltd. 8,515 49,100
Commonwealth Bank of
Australia 436 54,364
Computershare, Ltd. 1,322 38,013
#*Core Lithium, Ltd. 3,004 506
#*<Corporate Travel
Management, Ltd. 2,545 5,380
#Data#3, Ltd. 2,967 20,339
#*Develop Global, Ltd. 1,799 6,116
Dicker Data, Ltd. 4,777 42,040
#Domino's Pizza Enterprises,
Ltd., Class B 983 12,821
Downer EDI, Ltd. 9,726 53,146
*DUG Technology, Ltd. 1,059 1,510
Duratec, Ltd. 275 410
Dyno Nobel, Ltd. 35,316 93,760
Eagers Automotive, Ltd. 3,634 60,031
Elders, Ltd. 160 633
*Electro Optic Systems
Holdings, Ltd., Class B 469 2,204
*Elevra Lithium, Ltd. 7,761 40,664
*Emeco Holdings, Ltd. 6,604 4,499
*Emerald Resources NL 885 3,350
#Endeavour Group, Ltd. 29,239 71,465
Euroz Hartleys Group, Ltd. 172 161
Evolution Mining, Ltd. 18,246 144,426
#EVT, Ltd. 4,591 41,467
Fenix Resources, Ltd. 1,472 279
Fiducian Group, Ltd. 33 195
FleetPartners Group, Ltd. 17,525 34,834
#Flight Centre Travel Group,
Ltd. 6,492 60,187
Fortescue, Ltd. 9,813 127,574
GR Engineering Services, Ltd. 923 3,695
*Greatland Resources, Ltd. 8,960 62,616
GWA Group, Ltd. 4,655 7,814
Hansen Technologies, Ltd. 10,648 31,634
Harvey Norman Holdings, Ltd. 5,541 19,147
#*Healius, Ltd. 17,917 4,719
Helia Group, Ltd. 12,964 45,708
Helloworld Travel, Ltd. 176 193
Horizon Oil, Ltd. 11,848 1,831
*IGO, Ltd. 6,215 29,988
#Iluka Resources, Ltd. 16,786 71,327
Imdex, Ltd. 12,314 31,914
Insurance Australia Group, Ltd. 25,785 153,755
Integral Diagnostics, Ltd. 14,453 21,317
#IPH, Ltd. 22,595 66,018
IVE Group, Ltd. 8,087 15,904
JB Hi-Fi, Ltd. 1,369 78,777
*Judo Capital Holdings, Ltd. 52,200 35,563

Dimensional International Vector Equity ETF
continued
Shares Value
AUSTRALIA — (Continued)
Jupiter Mines, Ltd. 100,492 $ 18,704
Karoon Energy, Ltd. 39,325 48,059
Kelsian Group, Ltd. 6,034 18,774
Kingsgate Consolidated, Ltd. 6,796 19,284
#Kogan.com, Ltd. 1,581 4,741
Korvest, Ltd. 16 208
L1 Group, Ltd. 7,518 5,439
Lendlease Corp., Ltd. 3,955 8,417
#*Lifestyle Communities, Ltd. 3,695 13,209
Lindsay Australia, Ltd. 4,825 2,305
Lottery Corp., Ltd. (The) 14,438 56,686
Lycopodium, Ltd. 329 4,113
Maas Group Holdings, Ltd. 2,214 7,713
Macmahon Holdings, Ltd. 85,497 55,545
Macquarie Group, Ltd. 76 13,510
*Macquarie Technology
Group, Ltd. 137 5,812
Mader Group, Ltd. 76 368
#Magellan Financial Group,
Ltd. 6,117 41,029
*Mayne Pharma Group, Ltd. 907 1,695
McMillan Shakespeare, Ltd. 1,860 25,474
Medibank Pvt., Ltd. 3,203 11,631
#Metcash, Ltd. 43,306 92,465
*Metro Mining, Ltd. 24,312 24,077
*Mineral Resources, Ltd. 2,695 109,747
Monadelphous Group, Ltd. 232 4,769
Myer Holdings, Ltd. 23,062 3,401
MyState, Ltd. 13,712 46,997
National Australia Bank, Ltd. 7,379 214,199
#*Neuren Pharmaceuticals,
Ltd. 2,302 29,103
#New Hope Corp., Ltd. 21,808 79,495
NIB Holdings, Ltd. 12,113 63,807
Nick Scali, Ltd. 2,359 26,311
*Nickel Industries, Ltd. 83,802 47,970
Northern Star Resources, Ltd. 19,219 268,620
NRW Holdings, Ltd. 17,633 86,692
*Nufarm, Ltd. 15,193 32,012
*Omni Bridgeway, Ltd. 1,142 1,215
oOh!media, Ltd. 28,184 30,682
*Ora Banda Mining, Ltd. 42,893 34,193
Orica, Ltd. 6,417 105,103
Origin Energy, Ltd., Class B 8,178 61,803
Orora, Ltd. 2,950 3,025
*Pantoro Gold, Ltd. 18,173 26,038
Peet, Ltd. 876 1,095
Perenti, Ltd. 29,084 43,306
Perpetual, Ltd. 2,155 28,697
Perseus Mining, Ltd. 29,184 99,412
*PEXA Group, Ltd. 6,747 35,161
Praemium, Ltd. 4,490 2,286
Pro Medicus, Ltd. 408 46,483
#PWR Holdings, Ltd. 2,114 14,729
Qantas Airways, Ltd., Class B 5,703 39,855
QBE Insurance Group, Ltd. 16,874 293,087
Ramelius Resources, Ltd. 38,888 83,305
#Ramsay Health Care, Ltd. 3,054 95,108
Shares Value
AUSTRALIA — (Continued)
#Reece, Ltd. 1,207 $ 13,640
Regis Resources, Ltd. 40,708 174,121
Reliance Worldwide Corp., Ltd. 19,783 48,909
*Resolute Mining, Ltd. 77,540 50,648
#Ricegrowers, Ltd. 251 2,480
Ridley Corp., Ltd. 7,738 15,543
Rio Tinto, Ltd. 1,442 172,752
*Sandfire Resources, Ltd. 8,562 113,956
#Santos, Ltd. 60,080 330,826
#Select Harvests, Ltd. 7,954 23,407
Servcorp, Ltd. 420 1,906
Service Stream, Ltd. 20,004 34,282
#SGH, Ltd. 1,725 53,587
Shaver Shop Group, Ltd. 2,621 2,660
Sims, Ltd. 4,043 72,665
SKS Technologies Group, Ltd. 3,447 17,673
SmartGroup Corp., Ltd. 2,438 21,935
#Sonic Healthcare, Ltd. 4,165 63,947
#South32, Ltd. 22,409 71,927
Southern Cross Electrical
Engineering, Ltd. 8,524 25,923
#Southern Cross Media
Group, Ltd. 3,785 1,436
SRG Global, Ltd. 16,463 38,851
#*St. Barbara, Ltd. 3,389 1,083
Stanmore Resources, Ltd. 17,085 27,719
Steadfast Group, Ltd. 9,227 33,116
*Strike Energy, Ltd. 36,799 2,559
Suncorp Group, Ltd. 5,396 72,728
Super Retail Group, Ltd. 3,869 36,169
*Superloop, Ltd. 1,229 2,762
Supply Network, Ltd. 61 1,449
Tabcorp Holdings, Ltd. 94,635 59,488
Technology One, Ltd. 3,372 72,850
Telstra Group, Ltd. 14,339 50,556
TPG Telecom, Ltd. 10,992 27,639
#Treasury Wine Estates, Ltd.,
Class B 7,270 25,173
Tribune Resources, Ltd. 28 94
#*Tuas, Ltd. 15,364 23,308
#*Tyro Payments, Ltd. 19,521 11,585
#Universal Store Holdings, Ltd. 509 2,606
Vault Minerals, Ltd. 39,099 130,990
Ventia Services Group Pty,
Ltd. 12,924 52,829
ΩViva Energy Group, Ltd. 21,947 43,931
*Viva Leisure, Ltd. 352 377
#*Vulcan Energy Resources,
Ltd. 3,591 6,431
#Vulcan Steel, Ltd. 684 2,522
Wagners Holding Co., Ltd. 519 1,473
Washington H Soul Pattinson
& Co., Ltd. 948 30,781
Wesfarmers, Ltd. 4,633 290,777
*West African Resources, Ltd. 52,221 104,164
Westgold Resources, Ltd. 34,395 114,264
Westpac Banking Corp. 9,814 261,033
#Whitehaven Coal, Ltd. 35,009 171,628
Woodside Energy Group, Ltd. 16,337 378,078

Dimensional International Vector Equity ETF
continued
Shares Value
AUSTRALIA — (Continued)
Woolworths Group, Ltd. 4,214 $ 117,708
Worley, Ltd. 5,976 44,365
XRF Scientific, Ltd. 328 404
Yancoal Australia, Ltd. 7,601 29,736
TOTAL AUSTRALIA 11,396,185
AUSTRIA — (0.7%)
Agrana Beteiligungs AG 275 3,607
ANDRITZ AG 1,249 116,687
*AT&S Austria Technologie &
Systemtechnik AG 1,372 206,475
*BAJAJ Mobility AG 18 427
ΩBAWAG Group AG 810 163,277
DO & CO. AG 240 55,779
Erste Group Bank AG 220 28,552
*Eurotelesites AG 3,117 16,174
EVN AG 1,283 43,252
FACC AG 695 13,258
*Lenzing AG 631 17,025
Mayr Melnhof Karton AG 189 18,070
OMV AG 3,509 254,954
Palfinger AG 641 21,646
POLYTEC Holding AG 44 237
Porr AG 1,057 45,666
#SBO AG 857 28,940
Strabag SE, Class BR 864 83,303
Telekom Austria AG, Class A 3,043 35,501
*UBM Development AG 11 215
UNIQA Insurance Group AG 310 6,420
Verbund AG 241 16,512
Vienna Insurance Group AG
Wiener Versicherung Gruppe 825 67,298
voestalpine AG 3,363 174,041
Wienerberger AG 2,126 52,003
TOTAL AUSTRIA 1,469,319
BELGIUM — (1.2%)
Ackermans & van Haaren NV 605 187,386
Ageas SA/NV, Class B 2,602 215,249
Anheuser-Busch InBev SA/NV 3,595 311,044
*Atenor 44 76
Barco NV 233 2,110
Bekaert SA 1,107 50,755
Cie d'Entreprises CFE 24 327
CMB. Tech NV 1,085 17,618
CMB. Tech NV 7,193 116,239
Colruyt Group NV 1,232 55,338
Deceuninck NV 1,037 2,613
Deme Group NV 243 46,187
D'ieteren Group 327 67,496
EVS 481 15,246
Fagron 2,843 75,888
#Ion Beam Applications 29 527
Jensen-Group NV 12 1,168
KBC Group NV 3,486 499,948
#Lotus Bakeries NV 9 115,354
Melexis NV 918 72,139
*Orange Belgium SA 36 911
Proximus SADP 12,325 91,110
Recticel SA 791 11,285
Shares Value
BELGIUM — (Continued)
Sipef NV 283 $ 29,533
Solvay SA, Class A 3,687 112,669
#Syensqo SA 224 19,806
Tessenderlo Group SA 514 12,626
UCB SA 1,354 347,243
Umicore SA 2,835 70,455
Van de Velde NV 132 4,586
VGP NV 272 26,413
Viohalco SA 104 2,116
TOTAL BELGIUM 2,581,461
CANADA — (11.8%)
*5N Plus, Inc. 5,300 123,088
*ACT Energy Technologies,
Ltd. 100 426
ADENTRA, Inc. 2,000 49,499
*Advantage Energy, Ltd. 10,900 85,469
Aecon Group, Inc. 1,200 38,690
AGF Management, Ltd., Class
B 2,000 32,220
Agnico Eagle Mines, Ltd. 3,200 464,864
Agnico Eagle Mines, Ltd. 200 29,015
*Air Canada 7,700 139,252
*AKITA Drilling, Ltd. 501 1,261
Alamos Gold, Inc., Class B 5,700 158,631
Algonquin Power & Utilities
Corp. 5,325 31,098
Alimentation Couche-Tard, Inc. 4,600 298,425
*Allied Gold Corp. 923 16,738
AltaGas, Ltd. 3,900 155,071
Amerigo Resources, Ltd. 6,000 28,357
Andrew Peller, Ltd., Class A 100 567
ARC Resources, Ltd. 14,500 346,569
*Aritzia, Inc., Class B 1,700 169,267
*Athabasca Oil Corp. 16,115 119,009
*ATS Corp. 2,854 77,743
B2Gold Corp. 2,319 8,679
B2Gold Corp. 55,575 208,406
Badger Infrastructure
Solutions, Ltd. 1,045 66,193
Bank of Montreal 600 107,554
Bank of Montreal 200 35,890
Bank of Nova Scotia (The) 3,600 315,972
Bank of Nova Scotia (The) 300 26,297
Barrick Mining Corp. 11,868 435,912
*Bausch Health Cos., Inc. 7,943 54,727
Baytex Energy Corp. 52,337 238,396
BCE, Inc. 9,100 197,288
Birchcliff Energy, Ltd. 18,600 84,723
Bird Construction, Inc. 2,700 128,702
Black Diamond Group, Ltd. 200 2,496
*Brookfield Wealth Solutions,
Ltd. 600 25,914
BRP, Inc. 500 30,915
*CAE, Inc. 500 12,888
*CAE, Inc. 3,200 82,624
*Calfrac Well Services, Ltd. 200 897
Calian Group, Ltd. 300 16,770
Canaccord Genuity Group, Inc. 1,200 12,318

Dimensional International Vector Equity ETF
continued
Shares Value
CANADA — (Continued)
*Canacol Energy, Ltd. 100 $ –
*Canada Goose Holdings, Inc. 500 4,465
Canada Packers, Inc. 643 8,741
Canadian Imperial Bank of
Commerce 900 106,523
Canadian Imperial Bank of
Commerce 2,050 243,027
Canadian National Railway Co. 1,264 160,793
Canadian Natural Resources,
Ltd. 18,497 881,937
Canadian Pacific Kansas City,
Ltd., Class A 829 73,690
Canadian Tire Corp., Ltd.,
Class A 1,512 220,519
*Canfor Corp. 1,418 15,172
*Capstone Copper Corp. 30,552 289,872
Cardinal Energy, Ltd. 12,300 100,918
Cascades, Inc. 4,000 38,408
CCL Industries, Inc., Class B 1,800 119,264
*Celestica, Inc. 1,558 516,384
Cenovus Energy, Inc. 21,300 643,047
Centerra Gold, Inc. 14,000 240,510
CES Energy Solutions Corp. 9,900 115,312
Cogeco Communications, Inc. 900 37,916
Corby Spirit and Wine, Ltd. 100 1,163
*Cronos Group, Inc. 200 563
*Cronos Group, Inc. 12,741 36,057
Definity Financial Corp. 2,300 131,211
Dexterra Group, Inc. 100 1,111
Dollarama, Inc. 1,000 136,130
Doman Building Materials
Group, Ltd. 5,940 47,635
DPM Metals, Inc. 6,300 221,309
DREAM Unlimited Corp.,
Class A 1,500 21,171
E-L Financial Corp., Ltd. 900 10,842
Eldorado Gold Corp. 5,300 160,007
Element Fleet Management
Corp. 3,652 81,899
Empire Co., Ltd., Class A 3,900 142,645
*Endeavour Silver Corp. 9,300 69,675
Enerflex, Ltd. 1,900 42,284
Enerflex, Ltd. 8,158 181,760
*Ensign Energy Services, Inc. 9,983 24,836
#Equinox Gold Corp. 18,853 168,734
*ERO Copper Corp. 300 8,049
*ERO Copper Corp. 5,100 137,241
Evertz Technologies, Ltd. 100 1,144
Exchange Income Corp. 700 62,648
Extendicare, Inc. 2,300 58,170
Fairfax Financial Holdings, Ltd. 200 334,684
#Fiera Capital Corp., Class A 5,200 18,422
Finning International, Inc. 2,600 172,178
First Majestic Silver Corp. 500 7,499
First Majestic Silver Corp. 11,130 167,284
*First Quantum Minerals, Ltd. 4,400 121,883
*Foraco International SA 100 165
#*Fortuna Mining Corp. 25,104 211,627
*Fortuna Mining Corp. 3,400 28,623
Shares Value
CANADA — (Continued)
*Galiano Gold, Inc. 10,000 $ 17,400
George Weston, Ltd. 900 67,215
Gibson Energy, Inc. 6,100 139,537
#Gildan Activewear, Inc.,
Class A 1,088 60,253
*Global Atomic Corp. 2,000 770
*GoGold Resources, Inc. 21,400 44,239
Groupe Dynamite, Inc. 600 24,212
Headwater Exploration, Inc. 8,700 82,172
High Liner Foods, Inc. 100 1,049
Hudbay Minerals, Inc. 12,400 282,100
Hudbay Minerals, Inc., Class A 1,000 22,675
#*i-80 Gold Corp. 9,100 11,739
iA Financial Corp., Inc. 1,365 201,678
*IAMGOLD Corp. 24,300 344,817
*Imperial Metals Corp. 4,937 25,339
Imperial Oil, Ltd. 800 103,656
Intact Financial Corp. 1,318 258,602
*Interfor Corp. 3,800 33,345
*Ivanhoe Mines, Ltd., Class A 6,000 43,069
*K92 Mining, Inc. 5,786 92,924
K-Bro Linen, Inc. 1,000 33,788
*Kelt Exploration, Ltd. 12,300 87,503
Keyera Corp. 3,600 152,843
Kinross Gold Corp. 18,797 434,211
*Knight Therapeutics, Inc. 6,100 42,787
Lassonde Industries, Inc.,
Class A 100 15,481
Leon's Furniture, Ltd. 939 16,473
#*Lightspeed Commerce, Inc. 2,360 23,860
Linamar Corp. 1,400 103,180
Loblaw Cos., Ltd. 900 42,221
Lundin Gold, Inc. 1,600 89,521
Lundin Mining Corp.,
Registered 6,100 150,929
*LunR Royalties Corp. 334 4,417
Magna International, Inc. 5,832 400,075
*Major Drilling Group
International, Inc. 3,600 35,722
Manulife Financial Corp. 800 35,505
Manulife Financial Corp. 3,549 157,718
Maple Leaf Foods, Inc. 2,939 59,918
Martinrea International, Inc. 3,600 26,150
*Mattr Corp. 3,347 40,989
*MDA Space, Ltd. 1,100 33,278
Medical Facilities Corp. 100 1,245
Meren Energy, Inc. 10,500 15,119
Methanex Corp. 1,270 70,548
Metro, Inc., Class A 2,800 185,981
MTY Food Group, Inc. 900 21,973
Mullen Group, Ltd. 5,500 107,934
National Bank of Canada 1,203 194,447
Neo Performance Materials,
Inc. 200 4,705
North American Construction
Group, Ltd. 1,600 21,760
North West Co., Inc. (The) 1,387 50,276
Northland Power, Inc. 10,997 171,048
Nutrien, Ltd. 7,897 545,446

Dimensional International Vector Equity ETF
continued
Shares Value
CANADA — (Continued)
#*Obsidian Energy, Ltd. 2,700 $ 28,944
*Obsidian Energy, Ltd. 200 2,146
OceanaGold Corp. 8,500 204,797
Open Text Corp. 1,000 25,334
Open Text Corp. 3,100 78,554
OR Royalties, Inc. 70 2,083
*Orezone Gold Corp. 4,100 6,254
Orla Mining, Ltd. 800 7,151
*Orvana Minerals Corp. 300 402
Pan American Silver Corp. 1,000 43,027
Pan American Silver Corp. 4,570 197,013
Paramount Resources, Ltd.,
Class A 3,800 80,153
Parex Resources, Inc. 7,600 131,538
Pason Systems, Inc. 3,800 33,589
Pembina Pipeline Corp. 5,212 255,023
Pembina Pipeline Corp. 100 4,886
Peyto Exploration &
Development Corp. 9,751 178,845
PHX Energy Services Corp. 1,900 14,411
Pizza Pizza Royalty Corp. 100 899
Polaris Renewable Energy,
Inc. 100 1,076
*Precision Drilling Corp. 400 31,080
*Precision Drilling Corp. 480 37,310
Premium Brands Holdings
Corp. 500 33,043
Pulse Seismic, Inc. 200 456
#*Quarterhill, Inc. 1,000 1,989
Quebecor, Inc., Class B 4,000 184,966
RB Global, Inc. 438 48,066
Restaurant Brands
International, Inc. 3,100 229,462
Richelieu Hardware, Ltd. 3,450 87,206
Rogers Communications, Inc.,
Class B 6,459 218,637
#Rogers Communications,
Inc., Class B 1,531 51,796
Rogers Sugar, Inc. 5,100 25,339
Royal Bank of Canada 3,200 669,289
Royal Bank of Canada 500 104,755
Russel Metals, Inc. 3,000 143,836
*Sangoma Technologies Corp. 100 388
Saputo, Inc. 3,500 98,375
*Saturn Oil & Gas, Inc. 5,600 21,237
Savaria Corp. 1,700 35,288
Secure Waste Infrastructure
Corp. 6,300 108,499
South Bow Corp. 5,771 214,104
South Bow Corp. 1,400 51,874
*Spartan Delta Corp. 3,700 31,386
*SSR Mining, Inc. 9,200 235,042
Stantec, Inc. 178 12,547
Stella-Jones, Inc. 2,800 154,366
Strathcona Resources, Ltd. 600 18,186
Sun Life Financial, Inc. 477 39,567
Sun Life Financial, Inc. 1,189 98,580
Suncor Energy, Inc. 17,484 1,176,324
Superior Plus Corp. 13,462 76,578
Shares Value
CANADA — (Continued)
Surge Energy, Inc. 5,100 $ 37,627
Tamarack Valley Energy, Ltd. 30,747 293,914
Teck Resources, Ltd., Class B 2,721 163,913
TFI International, Inc. 600 81,012
Torex Gold Resources, Inc. 3,800 146,138
Toromont Industries, Ltd. 300 45,095
Toronto-Dominion Bank (The) 800 95,828
Toronto-Dominion Bank (The) 3,213 385,303
Total Energy Services, Inc. 2,274 38,304
Tourmaline Oil Corp. 7,416 327,280
TransAlta Corp. 5,800 72,500
TransAlta Corp., Class A 800 10,014
*Trekor Metals, Ltd. 11,300 76,501
Trican Well Service, Ltd. 12,400 52,328
*Trisura Group, Ltd. 2,700 80,181
*Valeura Energy, Inc. 4,500 40,161
Vermilion Energy, Inc. 4,588 54,689
Vermilion Energy, Inc. 6,200 73,718
Wajax Corp. 1,400 32,384
Waste Connections, Inc. 503 84,192
#*Well Health Technologies
Corp. 7,400 21,311
*Wesdome Gold Mines, Ltd. 7,000 129,786
West Fraser Timber Co., Ltd. 1,100 71,335
West Fraser Timber Co., Ltd. 400 25,884
Westshore Terminals
Investment Corp. 50 1,429
Whitecap Resources, Inc. 14,355 169,389
Whitecap Resources, Inc. 25,500 300,652
Winpak, Ltd. 1,050 32,910
WSP Global, Inc. 197 24,051
*Yangarra Resources, Ltd. 300 297
TOTAL CANADA 24,821,631
DENMARK — (1.7%)
AL Sydbank 1,451 139,366
Alm Brand A/S 24,532 64,306
AP Moller - Maersk A/S, Class
A 15 39,020
AP Moller - Maersk A/S, Class
B 36 96,445
*Bang & Olufsen A/S 1,063 1,523
*Bavarian Nordic A/S 4,812 131,767
Carlsberg A/S, Class B 780 114,801
Columbus A/S 223 340
D/S Norden A/S 1,358 70,359
Danske Bank A/S 3,007 172,735
*Demant A/S 713 30,839
*DFDS A/S 1,442 27,634
Djurslands Bank A/S 65 10,755
DSV A/S 382 82,641
FLSmidth & Co. A/S 1,310 97,835
#Foroya Banki P/F 15 658
*Genmab A/S 57 16,306
*GN Store Nord A/S 9,440 141,962
H Lundbeck A/S, Class A 9,773 62,428
ISS A/S 1,467 64,896
Jyske Bank A/S, Registered 781 123,820
#Matas A/S 181 2,521

Dimensional International Vector Equity ETF
continued
Shares Value
DENMARK — (Continued)
#MT Hoejgaard Holding A/S 11 $ 449
Ω#*Netcompany Group A/S 2,047 101,771
*NKT A/S 1,000 136,068
Novo Nordisk A/S, Class B 5,808 274,006
Novo Nordisk A/S, Class B,
Sponsored ADR 1,686 79,377
Novonesis Novozymes B,
Class B 1,983 128,807
#*NTG Nordic Transport
Group A/S 856 33,532
Pandora A/S 203 25,372
#Parken Sport & Entertainment
A/S 9 281
Per Aarsleff Holding A/S 844 93,926
Ringkjoebing Landbobank A/S 519 139,162
ROCKWOOL A/S, Class A 1,947 65,482
ROCKWOOL A/S, Class B 3,348 107,087
Royal Unibrew A/S 1,160 87,026
*RTX A/S 20 297
ΩScandinavian Tobacco
Group A/S, Class A 1,985 21,999
Schouw & Co. A/S 668 63,852
SJF Bank A/S 770 49,660
Skjern Bank 342 19,609
SP Group A/S 289 21,107
TCM Group A/S 24 262
#Tivoli A/S 5 483
TORM PLC, Class A 2,473 75,331
*Trifork Group AG 83 1,431
Tryg A/S 3,381 80,508
UIE PLC 13 730
Vestas Wind Systems A/S 9,160 246,104
#*Zealand Pharma A/S 3,165 148,099
TOTAL DENMARK 3,494,775
FINLAND — (1.8%)
Aktia Bank OYJ 1,436 19,826
#Alandsbanken Abp, Class B 12 605
Alma Media OYJ 61 951
Anora Group OYJ 1,195 5,005
#Apetit OYJ 8 116
Aspo OYJ 52 376
Atria OYJ, Class A 68 1,227
Digia OYJ 16 110
Elisa OYJ 2,157 86,811
ΩEnento Group OYJ 2,229 38,879
#Evli OYJ, Class B 8 229
#Fiskars OYJ Abp 1,729 25,861
Fortum OYJ 3,351 76,050
F-Secure OYJ 243 517
#Harvia OYJ 305 14,475
Hiab OYJ, Class B 988 66,840
HKFoods OYJ, Class A 66 124
Huhtamaki OYJ 4,501 160,020
*Incap OYJ 102 856
Kalmar OYJ, Class B 1,282 56,847
Kemira OYJ 5,962 116,682
Kesko OYJ, Class A 1,389 33,800
Kesko OYJ, Class B 8,535 211,914
Shares Value
FINLAND — (Continued)
Kone OYJ, Class B 2,938 $ 169,354
Konecranes OYJ 3,640 113,244
Lassila & Tikanoja OYJ 794 6,139
*Lindex Group OYJ 2,570 6,771
Luotea PLC 794 1,741
Mandatum OYJ 11,513 78,749
Marimekko OYJ 56 679
Metso OYJ 590 10,936
Neste OYJ 3,056 107,451
NoHo Partners OYJ 20 175
Nokia OYJ 2,624 24,026
Nokian Renkaat OYJ 5,446 95,430
Nordea Bank Abp 18,299 368,443
Olvi OYJ, Class A 1,245 47,413
Oma Saastopankki OYJ 323 6,288
Oriola OYJ, Class B 260 268
Orion OYJ, Class A 202 18,756
Orion OYJ, Class B 2,764 257,908
Outokumpu OYJ 18,527 110,631
Pihlajalinna OYJ 1,055 12,478
Puuilo OYJ 2,741 53,991
Raisio OYJ, Class V 10,950 32,441
#Raute OYJ, Class A 26 456
Sampo OYJ, Class A 25,109 278,029
Sanoma OYJ 4,685 47,758
Scanfil OYJ 45 595
*SRV Group OYJ 16 99
Stora Enso OYJ, Class R 16,527 188,972
Taaleri PLC 250 2,086
ΩTerveystalo OYJ 4,529 39,446
#Tieto OYJ 5,518 117,706
UPM-Kymmene OYJ 9,357 253,209
Vaisala OYJ, Class A 230 14,554
Valmet OYJ 3,789 113,868
Viking Line Abp 16 381
Wartsila OYJ Abp 4,997 168,684
*YIT OYJ 8,380 28,298
TOTAL FINLAND 3,695,574
FRANCE — (7.1%)
*74Software SA 24 1,047
Accor SA 480 24,797
Aeroports de Paris SA 1,089 150,228
Air Liquide SA 350 68,748
Airbus SE 26 6,049
*Alstom SA 11,367 210,299
Alten SA 1,338 115,612
ΩAmundi SA 538 58,402
#Arkema SA 845 57,263
Assystem SA 60 2,899
AXA SA 2,171 112,253
ΩAyvens SA 11,985 160,370
*Bastide le Confort Medical 18 485
#Beneteau SACA 700 4,832
BNP Paribas SA 1,603 202,249
Bonduelle SCA 204 2,147
Bouygues SA 7,590 425,805
Bureau Veritas SA 5,712 181,780

Dimensional International Vector Equity ETF
continued
Shares Value
FRANCE — (Continued)
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 $ 410
Capgemini SE 288 33,964
Carrefour SA 22,271 408,316
CBo Territoria 48 216
Cie de Saint-Gobain SA 6,097 570,171
Cie des Alpes 1,191 27,886
Cie Generale des
Etablissements Michelin SCA 8,910 358,491
*Clariane SE 6,518 29,922
Coface SA 4,587 83,386
Credit Agricole SA 1,491 33,066
Danone SA 1,257 97,650
Derichebourg SA 9,403 100,613
Eiffage SA, Class P 2,601 368,835
#Elis SA 7,997 227,999
*Emeis SA 2,903 48,631
Engie SA 17,103 533,467
Equasens 36 1,356
#*Eramet SA 118 5,854
Etablissements Maurel et
Prom SA 979 9,146
Eurofins Scientific SE 3,541 277,690
ΩEuronext NV 108 19,707
*Eutelsat Communications
SACA 29,784 70,352
#FDJ UNITED 833 21,018
*FIGEAC-AERO 9 113
Fnac Darty SA 407 16,179
*Forvia SE 16,462 168,152
#Gaztransport Et Technigaz
SA 547 123,164
GL Events SACA 226 8,191
Groupe Crit SA 8 493
Groupe SFPI 36 86
Hermes International SCA 54 95,152
*ID Logistics Group SACA 176 72,798
Imerys SA 1,012 27,409
Infotel SA 29 1,396
Interparfums SA 451 12,765
Ipsen SA 509 97,917
IPSOS SA 1,833 75,374
Jacquet Metals SACA 56 1,366
JCDecaux SE 2,659 69,263
Kaufman & Broad SA 605 17,646
Kering SA, Class A 489 159,896
#*La Francaise De L'energie
SACA 30 973
Laurent-Perrier 4 396
Legrand SA 1,230 185,954
LISI SA 435 31,681
LNA Sante SA 478 19,084
L'Oreal SA 463 206,130
Lumibird 12 364
LVMH Moet Hennessy Louis
Vuitton SE 1,377 752,783
Manitou BF SA 72 1,822
Mersen SA 1,307 56,000
Shares Value
FRANCE — (Continued)
Metropole Television SA 1,439 $ 20,033
Nexans SA 1,123 170,294
*Nexity SA 1,950 15,817
North Atlantic Energies 75 5,743
Opmobility 3,210 47,274
Orange SA 50,686 966,308
*OVH Groupe SA 326 5,604
Pernod Ricard SA 919 71,710
Publicis Groupe SA 1,642 174,978
Remy Cointreau SA 574 32,017
Renault SA 4,105 128,749
Rexel SA 5,674 233,971
Robertet SA, Class A 32 29,307
Safran SA 1,236 481,232
Sanofi SA 1,274 109,158
Sanofi SA, Sponsored ADR 8 345
Savencia SA 20 1,459
#Schneider Electric SE 20 6,664
SCOR SE 4,776 188,479
#Seche Environnement SACA 40 3,728
SES SA, Class A 34,228 226,638
Ω*SMCP SA 296 2,268
Societe BIC SA 872 68,123
Societe Generale SA 4,049 378,789
Societe LDC SADIR 183 24,003
Sodexo SA 1,778 116,808
Sopra Steria Group 226 47,584
SPIE SA 4,755 254,505
Stef SA 130 20,252
STMicroelectronics NV- NYS 3,219 168,643
Sword Group 54 1,945
Synergie SE 23 781
Technip Energies NV 2,527 86,933
Teleperformance SE 2,260 179,417
Television Francaise 1 SA 7,085 57,836
Thales SA 969 274,150
Thermador Groupe 3 261
TotalEnergies SE 16,447 1,446,102
#TotalEnergies SE 1,519 133,459
#Trigano SA 444 77,086
#*Ubisoft Entertainment SA 2,678 17,538
Valeo SE 19,638 336,206
Vallourec SACA 4,822 115,453
Vetoquinol SA 235 19,738
Vicat SACA 744 56,069
VIEL & Cie SA 183 3,979
Vinci SA 4,690 661,289
Virbac SACA 120 46,597
*Viridien 555 59,322
#*Voltalia SA, Registered 788 6,328
#Vusion 126 18,832
Wavestone 287 10,699
Ω*X-Fab Silicon Foundries SE 4,736 35,337
TOTAL FRANCE 14,961,798
GERMANY — (7.3%)
1&1 AG 842 19,143
*7C Solarparken AG 1,080 2,113
adidas AG 1,603 293,986

Dimensional International Vector Equity ETF
continued
Shares Value
GERMANY — (Continued)
AIXTRON SE 1,376 $ 57,421
#Allgeier SE 16 306
Allianz SE, Registered 1,302 647,892
Alzchem Group AG 216 38,247
*Aumovio SE 828 37,963
Aurubis AG 892 186,374
BASF SE 10,344 599,825
Bayer AG, Registered 14,523 802,888
Bayerische Motoren Werke AG 1,352 92,244
#*BayWa AG 120 376
Bechtle AG 2,324 96,527
ΩBefesa SA 1,476 59,352
#Beiersdorf AG 663 61,574
#Bijou Brigitte AG 98 5,435
Bilfinger SE 1,220 115,803
Borussia Dortmund GmbH &
Co. KGaA 2,333 8,106
#Brenntag SE 4,975 349,964
CANCOM SE 805 22,136
*CECONOMY AG 2,972 14,567
Cewe Stiftung & Co. KGAA 224 24,716
Commerzbank AG 5,004 216,879
Continental AG 2,204 182,223
Daimler Truck Holding AG 5,606 315,662
Dermapharm Holding SE 244 11,510
Deutsche Bank AG,
Registered 353 12,946
*Deutsche Bank AG,
Registered Sponsored 5,483 201,226
Deutsche Boerse AG 924 278,853
Deutsche Post AG 7,905 525,333
Deutsche Telekom AG 33,157 1,020,861
#Deutz AG 3,715 41,824
Duerr AG 2,541 52,156
ΩDWS Group GmbH & Co.
KGaA 603 50,507
E.ON SE 31,488 678,016
Eckert & Ziegler SE 1,612 25,242
Elmos Semiconductor SE 30 5,039
ElringKlinger AG 605 3,369
#Energiekontor AG 515 20,205
Evonik Industries AG 6,794 137,107
#*Evotec SE 2,768 10,860
Fielmann Group AG 316 14,779
flatexDEGIRO SE 597 24,934
Fraport AG Frankfurt Airport
Services Worldwide 948 73,787
Freenet AG 8,483 237,366
Fresenius Medical Care AG 6,306 322,501
Fresenius SE & Co. KGaA 2,251 115,302
Friedrich Vorwerk Group SE 455 34,341
FUCHS SE 971 38,543
GEA Group AG 3,910 277,342
Gesco SE 24 370
GFT Technologies SE 631 16,553
Hannover Rueck SE 585 168,672
Ω#Hapag-Lloyd AG 343 50,159
Heidelberg Materials AG 1,845 341,765
Shares Value
GERMANY — (Continued)
#*Heidelberger
Druckmaschinen AG 13,507 $ 21,026
Henkel AG & Co. KGaA 466 38,121
#Hensoldt AG 983 90,208
HOCHTIEF AG 192 97,905
Hornbach Holding AG & Co.
KGaA 693 66,418
#HUGO BOSS AG 3,481 152,313
Indus Holding AG 1,218 44,353
Infineon Technologies AG 7,661 543,581
#Init Innovation in Traffic
Systems SE 27 1,462
ΩInstone Real Estate Group
SE 488 4,335
*IONOS Group SE 673 24,329
IVU Traffic Technologies AG 131 3,467
Jenoptik AG 2,538 108,861
ΩJOST Werke SE 546 36,373
K+S AG, Registered 14,014 234,763
KION Group AG 3,355 150,273
Knorr-Bremse AG 733 86,781
*Koenig & Bauer AG 32 333
*Kontron AG 2,850 73,320
Krones AG 339 43,450
KWS Saat SE & Co. KGaA 488 40,370
LANXESS AG 7,391 140,651
#*Medios AG 3 38
Mercedes-Benz Group AG 5,177 278,342
Merck KGaA 285 46,940
MLP SE 3,225 28,682
MTU Aero Engines AG 694 288,891
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 658 395,337
Multitude AG 28 168
Mutares SE & Co. KGaA 1,933 59,381
Nagarro SE 464 40,760
#*Nordex SE 2,164 95,707
Norma Group SE 748 15,698
ProCredit Holding AG 480 4,534
#ProSiebenSat.1 Media SE 318 1,322
*Puma SE 1,866 59,040
PWO AG 12 315
*Q Beyond AG Konv Namens
Aktien 53 213
QIAGEN NV 1,292 53,489
#Rational AG 45 34,896
RENK Group AG 915 50,374
Rheinmetall AG 321 421,032
#RTL Group SA 607 22,662
RWE AG 4,607 303,087
Salzgitter AG 1,404 83,273
SAP SE 99 17,960
#Schaeffler AG 6,672 54,426
Schott Pharma AG & Co.
KGaA 256 6,465
ΩScout24 SE 741 63,388

Dimensional International Vector Equity ETF
continued
Shares Value
GERMANY — (Continued)
#Secunet Security Networks
AG 4 $ 823
Siemens Energy AG 2,395 406,281
ΩSiemens Healthineers AG 1,304 55,301
#*Siltronic AG 684 59,889
#Sixt SE 1,290 106,047
#*SMA Solar Technology AG 273 16,600
Stabilus SE 1,112 18,398
#Stroeer SE & Co. KGaA 1,721 78,491
*Suedzucker AG 1,943 25,306
*Surteco Group SE 4 39
SUSS MicroTec SE 648 55,469
Symrise AG, Class A 773 79,243
Talanx AG 1,019 135,179
Ω*TeamViewer SE 2,237 15,417
#Technotrans SE 16 573
thyssenkrupp AG 15,060 208,880
TUI AG 30,951 267,507
United Internet AG 2,506 68,161
*Verbio SE 618 20,393
Volkswagen AG 382 33,337
#Vossloh AG 283 18,950
*Wacker Chemie AG 301 30,649
Wacker Neuson SE 1,739 43,418
Washtec AG 451 20,185
*Westwing Group SE 39 599
Wuestenrot &
Wuerttembergische AG 759 12,732
Ω#*Zalando SE 4,469 145,307
Zeal Network SE 81 4,045
TOTAL GERMANY 15,399,522
HONG KONG — (1.5%)
AIA Group, Ltd. 28,200 284,999
Bank of East Asia, Ltd. (The) 17,182 36,548
*Bitfire Group Holdings, Ltd. 500 117
BOC Hong Kong Holdings, Ltd. 13,000 86,539
#*Bright Smart Securities &
Commodities Group, Ltd. 46,000 37,543
Ω#Budweiser Brewing Co.
APAC, Ltd. 55,200 46,319
Cafe de Coral Holdings, Ltd. 30,000 21,233
Cathay Pacific Airways, Ltd. 43,000 80,060
Chinese Estates Holdings, Ltd. 1,500 210
Chow Sang Sang Holdings
International, Ltd. 30,000 44,493
CITIC Telecom International
Holdings, Ltd. 99,000 35,097
CK Asset Holdings, Ltd. 16,500 100,663
CK Hutchison Holdings, Ltd. 4,000 37,543
CK Infrastructure Holdings,
Ltd. 2,000 15,966
#*CK Life Sciences Int'l
Holdings, Inc. 2,000 143
Cowell e Holdings, Inc. 6,000 15,762
ΩCrystal International Group,
Ltd. 7,000 5,785
CTF Services, Ltd. 12,631 13,208
Dah Sing Banking Group, Ltd. 10,800 20,756
Shares Value
HONG KONG — (Continued)
Dah Sing Financial Holdings,
Ltd. 7,200 $ 45,780
#*Deep Source Holdings, Ltd. 510,000 33,820
Emperor Watch & Jewellery,
Ltd. 10,000 351
First Pacific Co., Ltd. 66,000 47,133
Ω*FIT Hon Teng, Ltd. 61,000 36,561
Galaxy Entertainment Group,
Ltd. 8,000 34,891
Giordano International, Ltd. 12,000 2,142
Great Eagle Holdings, Ltd. 1,000 2,023
#Guotai Junan International
Holdings, Ltd. 196,000 51,989
Hang Lung Group, Ltd. 18,000 31,723
Hang Lung Properties, Ltd. 64,234 59,716
Henderson Land Development
Co., Ltd. 10,000 36,217
*HKR International, Ltd. 800 110
HKT Trust & HKT, Ltd., Class
SS 60,000 101,535
Hong Kong & China Gas Co.,
Ltd. 68,000 60,962
Hong Kong Exchanges &
Clearing, Ltd. 4,300 224,059
*Hong Kong Technology
Venture Co., Ltd. 5,000 676
*Hongkong & Shanghai Hotels,
Ltd. (The) 15,500 11,801
Ω*Honma Golf, Ltd. 500 180
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 46,000 6,863
ΩImpro Precision Industries,
Ltd. 15,000 13,907
Johnson Electric Holdings, Ltd. 24,500 58,082
Kerry Properties, Ltd. 13,500 33,709
KLN Logistics Group, Ltd. 17,000 12,986
Kowloon Development Co.,
Ltd. 1,000 616
Luk Fook Holdings
International, Ltd. 22,000 69,129
Man Wah Holdings, Ltd. 92,400 37,117
*Melco International
Development, Ltd. 51,000 23,934
MGM China Holdings, Ltd. 20,000 28,974
Modern Dental Group, Ltd. 1,000 981
*Mongolian Mining Corp. 33,000 29,921
NagaCorp, Ltd. 4,000 1,770
#*New World Development
Co., Ltd. 49,000 42,991
Oriental Watch Holdings 2,000 839
Pacific Basin Shipping, Ltd. 150,000 62,742
Pacific Textiles Holdings, Ltd. 3,000 386
PCCW, Ltd. 42,000 31,494
Pico Far East Holdings, Ltd. 2,000 574
PRADA SpA 7,800 43,030
Sa Sa International Holdings,
Ltd. 12,000 1,408
ΩSamsonite Group SA 33,900 61,085
Sands China, Ltd. 13,600 25,529

Dimensional International Vector Equity ETF
continued
Shares Value
HONG KONG — (Continued)
Shangri-La Asia, Ltd. 28,000 $ 14,783
*Shun Tak Holdings, Ltd. 4,000 260
SITC International Holdings
Co., Ltd. 16,000 80,555
*SJM Holdings, Ltd. 114,000 23,115
SmarTone
Telecommunications Holdings,
Ltd. 4,000 2,500
#Stella International Holdings,
Ltd. 33,500 62,202
Sun Hung Kai Properties, Ltd. 2,000 31,422
#SUNeVision Holdings, Ltd. 45,000 27,718
Swire Pacific, Ltd., Class A 2,500 31,722
Tai Hing Group Holdings, Ltd. 6,000 903
Techtronic Industries Co., Ltd. 5,500 92,583
*Texhong International Group,
Ltd. 9,000 7,541
Transport International
Holdings, Ltd. 8,846 10,706
#United Laboratories
International Holdings, Ltd.
(The) 42,000 47,776
#Vitasoy International
Holdings, Ltd. 22,000 18,180
#*Vobile Group, Ltd. 30,000 9,488
VSTECS Holdings, Ltd. 32,000 38,359
#VTech Holdings, Ltd. 5,500 36,227
ΩWH Group, Ltd. 188,500 203,125
Xinyi Glass Holdings, Ltd. 32,699 38,864
#Yue Yuen Industrial Holdings,
Ltd. 12,000 21,700
*Yunfeng Financial Group, Ltd. 154,000 31,619
TOTAL HONG KONG 3,084,068
IRELAND — (0.5%)
AIB Group PLC 14,320 168,960
Bank of Ireland Group PLC 12,743 265,226
Cairn Homes PLC 15,011 42,055
FBD Holdings PLC 335 6,745
Glanbia PLC 4,159 109,963
Ω*Glenveagh Properties PLC 21,115 57,941
Irish Continental Group PLC 1,757 15,970
Kerry Group PLC, Class A 1,022 97,361
Kingspan Group PLC 2,117 195,466
Permanent TSB Group
Holdings PLC 2,111 7,213
TOTAL IRELAND 966,900
ISRAEL — (1.2%)
*Abra Information
Technologies, Ltd. 176 249
Arad, Ltd. 28 472
*Ashdod Refinery, Ltd. 24 923
Ashtrom Group, Ltd. 880 18,024
#Aura Investments, Ltd. 2,640 13,794
Automatic Bank Services, Ltd. 44 320
Ayalon Holdings, Ltd. 220 10,159
Bank Hapoalim BM 9,556 231,960
Bank Leumi Le-Israel BM 7,405 175,056
Shares Value
ISRAEL — (Continued)
*Bet Shemesh Engines
Holdings 1997, Ltd. 19 $ 5,156
Bezeq The Israeli
Telecommunication Corp., Ltd. 39,182 93,689
Carasso Motors, Ltd. 1,887 18,857
Cellcom Israel, Ltd. 4,007 43,235
Clal Insurance Enterprises
Holdings, Ltd., Registered 892 67,523
Danel Adir Yeoshua, Ltd. 216 30,344
Delek Group, Ltd. 1,630 42,648
*Delek Yizum Nechasim, Ltd. 163 3,590
Delta Galil, Ltd. 315 18,208
Delta Israel Brands, Ltd. 8 299
Diplomat Holdings, Ltd. 654 10,153
El Al Israel Airlines 4,585 20,349
Electra, Ltd. 400 15,545
*Fattal Holdings 1998, Ltd. 88 19,481
First International Bank Of
Israel, Ltd. (The) 778 60,062
FMS Enterprises Migun, Ltd. 4 253
Formula Systems 1985, Ltd. 21 2,214
Fox Wizel, Ltd. 249 24,582
*Gilat Satellite Networks, Ltd. 4,203 46,475
Hagag Group Real Estate
Development 60 425
*Hamat Group, Ltd. 32 162
Harel Insurance Investments &
Financial Services, Ltd. 925 53,075
Hilan, Ltd. 55 3,930
ICL Group, Ltd. 3,357 17,157
IDI Insurance Co., Ltd. 414 32,718
Ilex Medical, Ltd. 12 195
Inrom Construction Industries,
Ltd. 5,013 40,010
Israel Discount Bank, Ltd.,
Class A 3,443 35,935
Isras Investment Co., Ltd. 5 1,380
Issta, Ltd. 378 11,064
Kenon Holdings, Ltd. 4 273
Land Development Nimrodi
Group, Ltd. 878 11,432
M Yochananof & Sons, Ltd. 243 27,775
*Malam-Team Holding, Ltd. 9 391
Matrix IT, Ltd. 139 3,927
Max Stock, Ltd. 3,068 35,027
Mediterranean Towers, Ltd. 5,350 26,504
Meitav Investment House, Ltd. 996 43,065
Menora Mivtachim Holdings,
Ltd. 222 34,727
*Meshek Energy Renewable
Energies, Ltd. 508 1,858
Meshulam Levinstein
Contracting & Engineering,
Ltd. 228 28,420
*Migdal Insurance & Financial
Holdings, Ltd. 7,575 43,018
Mizrahi Tefahot Bank, Ltd. 627 46,623
Naphtha Israel Petroleum
Corp., Ltd. 36 285

Dimensional International Vector Equity ETF
continued
Shares Value
ISRAEL — (Continued)
Neto Malinda Trading, Ltd. 595 $ 27,417
Next Vision Stabilized
Systems, Ltd. 1,088 84,385
Oil Refineries, Ltd. 59,155 37,632
One Software Technologies,
Ltd. 192 4,099
Palram Industries 1990, Ltd. 101 1,359
Partner Communications Co.,
Ltd. 3,823 47,092
Paz Retail And Energy, Ltd. 182 51,293
Phoenix Financial, Ltd. 1,897 106,554
Prashkovsky Investments and
Construction, Ltd. 456 19,821
Qualitau, Ltd. 125 20,623
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 192 21,582
Rani Zim Shopping Centers,
Ltd. 160 246
Scope Metals Group, Ltd. 225 21,382
*Shikun & Binui, Ltd. 217 1,240
Shufersal, Ltd. 4,179 59,652
Strauss Group, Ltd. 708 26,774
ΩTamar Petroleum, Ltd. 189 1,845
Tel Aviv Stock Exchange, Ltd. 1,411 54,373
Telsys, Ltd. 8 904
*Teva Pharmaceutical
Industries, Ltd. 624 22,151
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 8,560 299,686
Tiv Taam Holdings 1, Ltd. 2,303 8,664
*Veridis Environment, Ltd. 64 1,056
Victory Supermarket Chain,
Ltd. 16 240
Villar International, Ltd. 230 12,994
YD More Investments, Ltd. 1,853 25,809
TOTAL ISRAEL 2,431,869
ITALY — (2.7%)
A2A SpA 83,898 219,024
ACEA SpA 655 15,901
*Aquafil SpA 45 71
#Ariston Holding NV, Class B 3,094 12,965
Arnoldo Mondadori Editore
SpA 4,367 10,551
Ascopiave SpA 1,125 3,482
Azimut Holding SpA 1,888 79,743
#B&C Speakers SpA 4 51
Banca Generali SpA 776 58,346
#Banca IFIS SpA 2,825 47,942
Banca Mediolanum SpA 2,163 57,662
Banca Monte dei Paschi di
Siena SpA 13,645 181,609
#Banca Profilo SpA 68 127
Ω*Banca Sistema SpA 112 203
Banco BPM SpA, Class R 7,053 128,011
Banco di Desio e della Brianza
SpA 1,881 36,575
BasicNet SpA 180 1,274
BPER Banca SPA 14,940 241,852
Shares Value
ITALY — (Continued)
Brembo NV 4,238 $ 51,540
Buzzi SpA 2,111 99,848
Cairo Communication SpA 1,668 4,491
Cembre SpA 10 941
Cementir Holding NV 1,504 26,095
*CIR SpA-Compagnie
Industriali 12,812 10,599
Credito Emiliano SpA 1,611 35,217
d'Amico International Shipping
SA 2,249 18,643
Danieli & C Officine
Meccaniche SpA 127 9,468
Danieli & C Officine
Meccaniche SpA 1,135 58,164
Davide Campari-Milano NV 8,310 56,372
Ω#doValue SpA 2,401 6,376
#Emak SpA 184 184
Enel SpA 43,301 488,185
Eni SpA, Class B 14,488 399,726
ERG SpA 3,414 86,494
Esprinet SpA 1,506 12,285
Ferrari NV 61 24,026
#Ferretti SpA 8,422 28,004
Fiera Milano SpA 74 717
Fila SpA 2,454 26,441
#*Fincantieri SpA 578 9,014
FinecoBank Banca Fineco SpA 2,574 70,158
FNM SpA 460 243
#GPI SpA 126 1,986
Ω*GVS SpA 2,052 10,247
Hera SpA 37,141 162,042
*IMMSI SpA 520 315
Industrie De Nora SpA 206 1,517
Ω#Infrastrutture Wireless
Italiane SpA 984 7,274
#Intercos SpA 1,737 26,660
Interpump Group SpA, Class R 982 39,251
Intesa Sanpaolo SpA 33,906 255,090
Italmobiliare SpA 666 20,076
Iveco Group NV 2,220 35,491
Lottomatica Group Spa 4,688 126,646
Maire SpA 2,538 37,640
#MFE-MediaForEurope NV,
Class A 12,406 37,540
MFE-MediaForEurope NV,
Class A 3,403 10,462
Moltiply Group SpA 425 17,848
Moncler SpA 1,122 63,384
Ω#Nexi SpA 2,790 13,617
Orsero SpA 130 2,411
Ω#OVS SpA 8,514 61,322
Pharmanutra SpA 61 5,840
#Piaggio & C SpA 5,753 12,854
ΩPirelli & C SpA 13,324 101,177
Poste Italiane SpA 2,227 67,157
Prysmian SpA 1,859 257,092
ΩRAI Way SpA 2,270 12,118
Rizzoli Corriere Della Sera
Mediagroup SpA 835 891

Dimensional International Vector Equity ETF
continued
Shares Value
ITALY — (Continued)
*Safilo Group SpA 12,420 $ 23,607
#Saipem SpA 44,277 213,349
*Salvatore Ferragamo SpA 829 9,710
#Sanlorenzo SpA 485 21,104
*Seri Industrial SpA 52 171
Sesa SpA 265 28,172
Snam SpA 84 569
*Sogefi SpA 2,247 4,979
#SOL SpA 145 9,493
#*Stellantis NV 13,440 77,414
ΩTechnogym SpA 6,080 94,507
*Telecom Italia SpA 48,047 406,477
Tenaris SA 46 1,320
Tenaris SA, Sponsored ADR 911 52,228
#*TREVI - Finanziaria
Industriale SpA 1,094 5,727
TXT e-solutions SpA 46 2,451
UniCredit SpA 5,092 478,120
Unipol Assicurazioni SpA 4,475 139,376
#Webuild SpA 20,849 53,877
Wiit SpA 197 6,346
TOTAL ITALY 5,635,565
JAPAN — (24.2%)
77 Bank, Ltd. (The) 300 6,585
A&D HOLON Holdings Co.,
Ltd. 1,900 35,977
ABC-Mart, Inc. 2,800 47,884
AD Works Group Co., Ltd. 1,700 4,377
ADEKA Corp. 4,700 116,448
Advantest Corp. 2,700 551,107
Aeon Co., Ltd. 17,800 152,484
#Aeon Hokkaido Corp. 2,900 15,408
AGC, Inc. 800 30,543
#Ahresty Corp. 200 880
Ai Holdings Corp. 1,500 27,791
Aica Kogyo Co., Ltd. 1,700 39,365
Aichi Corp. 1,800 16,403
Aichi Financial Group, Inc. 5,100 55,636
Aida Engineering, Ltd. 2,600 19,497
Ain Holdings, Inc. 1,000 36,948
Air Water, Inc. 4,100 64,812
Airman Corp. 2,100 33,579
Airport Facilities Co., Ltd. 200 1,182
Aisan Industry Co., Ltd. 2,000 30,196
Aisin Corp. 6,700 93,562
Ajinomoto Co., Inc. 1,400 43,655
#*Akebono Brake Industry
Co., Ltd. 3,300 2,280
Akita Bank, Ltd. (The) 600 27,358
Alconix Corp. 1,700 27,781
Alfresa Holdings Corp. 3,800 55,356
Allied Telesis Holdings KK,
Class B 200 295
#Alps Alpine Co., Ltd.,
Registered 9,200 127,925
ALSOK Co., Ltd. 9,700 71,459
Amada Co., Ltd. 400 7,001
Amano Corp. 1,200 29,196
Shares Value
JAPAN — (Continued)
and ST HD Co., Ltd., Class B 1,800 $ 38,210
Anest Iwata Corp. 200 2,265
Anicom Holdings, Inc., Class B 300 2,267
#Anycolor, Inc. 2,200 36,173
AOKI Holdings, Inc. 1,900 20,548
#Aoyama Trading Co., Ltd. 12,000 56,524
Aoyama Zaisan Networks Co.,
Ltd. 100 798
Aozora Bank, Ltd., Class A 5,100 97,308
Appier Group, Inc. 2,500 14,963
Arata Corp. 1,900 31,157
#*ARCHION Corp. 11,800 19,787
#ARCLANDS Corp. 5,800 69,720
Arcs Co., Ltd. 1,200 27,244
ARE Holdings, Inc. 800 15,550
Argo Graphics, Inc. 1,700 14,584
Ariake Japan Co., Ltd. 1,100 37,098
Arisawa Manufacturing Co.,
Ltd. 1,500 22,967
Artience Co., Ltd. 700 19,607
As One Corp. 2,900 43,803
#Asahi Diamond Industrial
Co., Ltd. 1,600 11,084
Asahi Group Holdings, Ltd. 14,500 151,762
Asahi Intecc Co., Ltd. 1,700 38,361
Asahi Kasei Corp. 33,000 356,995
Asahi Kogyosha Co., Ltd. 900 21,479
ASAHI YUKIZAI Corp. 1,000 38,185
Asanuma Corp. 4,500 24,616
Asia Pile Holdings Corp. 1,400 13,092
Asics Corp. 7,800 232,886
#ASKA Pharmaceutical
Holdings Co., Ltd. 1,000 13,509
Astellas Pharma, Inc. 41,300 571,158
Astena Holdings Co., Ltd. 300 951
Autobacs Seven Co., Ltd. 3,100 30,294
Avex, Inc. 2,800 23,212
Awa Bank, Ltd. (The) 700 36,665
Axial Retailing, Inc. 4,000 31,854
Azbil Corp. 4,700 49,162
#AZ-COM MARUWA Holdings,
Inc. 1,800 10,412
Bandai Namco Holdings, Inc. 3,400 98,418
Bando Chemical Industries,
Ltd. 1,000 15,217
Bank of Iwate, Ltd. (The) 2,600 35,189
Bank of Saga, Ltd. (The) 500 17,585
Bank of the Ryukyus, Ltd. 1,600 29,573
BayCurrent, Inc. 2,200 98,639
Belc Co., Ltd., Class R 600 25,097
Bell System24 Holdings, Inc. 2,100 18,003
Belluna Co., Ltd. 5,400 36,424
#Bic Camera, Inc. 3,800 41,622
BIPROGY, Inc. 1,400 42,802
Blue Zones Holdings Co., Ltd. 2,500 28,081
Bridgestone Corp. 9,100 226,607
Broadleaf Co., Ltd. 5,700 15,751
Brother Industries, Ltd. 3,500 88,168
Bunka Shutter Co., Ltd. 3,700 44,244

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
C. Uyemura & Co., Ltd. 200 $ 28,111
Calbee, Inc. 2,900 52,891
Canon Marketing Japan, Inc. 1,400 31,671
Canon, Inc. 1,300 36,153
Capcom Co., Ltd. 2,600 64,729
Carlit Co., Ltd. 1,700 24,781
CCI Group, Inc. 6,600 45,886
Celsys, Inc. 2,700 29,217
Central Automotive Products,
Ltd. 1,000 12,913
Central Glass Co., Ltd. 600 14,998
#Change Holdings, Inc. 100 603
Chiba Bank, Ltd. (The) 500 8,249
Chiba Kogyo Bank, Ltd. (The) 1,000 16,404
#*Chiyoda Corp. 8,600 35,594
Chori Co., Ltd. 400 9,810
Chubu Shiryo Co., Ltd. 1,300 15,439
Chugai Pharmaceutical Co.,
Ltd. 3,100 134,961
Chugin Financial Group, Inc. 3,300 68,870
Chugoku Marine Paints, Ltd. 1,300 29,270
CKD Corp. 100 3,768
#CMK Corp. 9,900 39,171
Colowide Co., Ltd. 1,300 16,799
Computer Engineering &
Consulting, Ltd. 1,500 21,093
Computer Institute of Japan,
Ltd. 300 972
COMSYS Holdings Corp. 2,700 89,296
Cosmo Energy Holdings Co.,
Ltd. 4,000 100,085
Cosmos Pharmaceutical Corp. 1,300 52,114
#Create Restaurants Holdings,
Inc. 1,000 4,892
Create SD Holdings Co., Ltd. 1,100 23,005
Cresco, Ltd. 1,500 15,233
CTI Engineering Co., Ltd. 600 11,964
CTS Co., Ltd. 100 531
Curves Holdings Co., Ltd. 1,200 7,235
CyberAgent, Inc. 13,200 120,663
#Cybozu, Inc. 300 5,078
Dai Nippon Printing Co., Ltd. 2,900 53,210
Dai Nippon Toryo Co., Ltd. 100 879
Daicel Corp. 14,500 132,091
Dai-Dan Co., Ltd. 1,700 26,062
Daido Metal Co., Ltd. 3,000 25,718
Daido Steel Co., Ltd. 6,100 87,137
Daiei Kankyo Co., Ltd. 700 16,442
Daifuku Co., Ltd. 400 15,030
Daihatsu Infinearth Mfg Co.,
Ltd. 1,500 25,907
#Daiichi Jitsugyo Co., Ltd. 700 14,024
Daiichi Life Group, Inc. 15,800 190,374
Daiichi Sankyo Co., Ltd. 1,400 22,575
Daiichikosho Co., Ltd. 6,100 69,361
#Daiki Aluminium Industry Co.,
Ltd. 1,600 14,882
Daikin Industries, Ltd. 300 43,891
Daikyonishikawa Corp. 4,500 29,110
Shares Value
JAPAN — (Continued)
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 3,100 $ 21,689
Daio Paper Corp. 6,800 42,365
Daiseki Co., Ltd. 1,200 28,639
Daishi Hokuetsu Financial
Group, Inc. 4,700 68,128
#Daishinku Corp. 200 918
Daito Trust Construction Co.,
Ltd. 5,000 105,794
Daitron Co., Ltd. 1,300 27,106
Daiwa House Industry Co., Ltd. 13,400 393,689
Daiwa Securities Group, Inc. 7,900 89,655
Daiwabo Holdings Co., Ltd. 2,000 44,918
#DCM Holdings Co., Ltd. 2,500 24,117
Dear Life Co., Ltd. 3,400 23,297
#Denka Co., Ltd. 5,600 120,634
Denso Corp. 5,000 61,784
*Dentsu Group, Inc. 3,900 86,830
Dentsu Soken, Inc. 1,500 25,313
Denyo Co., Ltd. 600 15,129
Dexerials Corp. 6,200 128,653
DIC Corp. 2,400 66,683
Digital Garage, Inc. 1,800 27,244
dip Corp. 1,200 14,018
Disco Corp. 400 146,912
DKS Co., Ltd. 500 39,629
DMG Mori Co., Ltd. 4,200 98,125
Doutor Nichires Holdings Co.,
Ltd. 1,100 22,073
Dowa Holdings Co., Ltd. 800 41,375
DTS Corp. 5,100 37,091
Duskin Co., Ltd. 500 13,964
DyDo Group Holdings, Inc. 900 17,014
Eagle Industry Co., Ltd. 1,200 22,609
Earth Corp. 600 17,824
Ebara Corp. 700 24,435
Ebara Jitsugyo Co., Ltd. 1,600 24,157
#EDION Corp. 2,900 44,112
Ehime Bank, Ltd. (The) 1,700 29,692
Eisai Co., Ltd. 1,400 42,451
Elecom Co., Ltd. 900 10,519
EN, Inc. 1,600 12,892
ENEOS Holdings, Inc. 26,200 218,436
ES-Con Japan, Ltd. 2,200 14,826
Eslead Corp. 300 9,816
ESPEC Corp. 900 21,988
#Euglena Co., Ltd. 400 857
Exedy Corp. 700 26,554
EXEO Group, Inc. 9,300 152,912
Ezaki Glico Co., Ltd. 1,000 31,741
Fast Retailing Co., Ltd. 600 294,640
Feed One Co., Ltd. 300 2,419
Ferrotec Corp. 3,500 182,446
FIDEA Holdings Co., Ltd. 1,700 23,062
Fintech Global, Inc. 6,900 5,720
First Bank of Toyama, Ltd.
(The) 2,000 36,565
#Fixstars Corp. 300 3,938

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Food & Life Cos., Ltd. 2,300 $ 80,300
Foster Electric Co., Ltd. 1,200 21,479
FP Corp. 1,400 22,184
#France Bed Holdings Co.,
Ltd. 100 800
#Freebit Co., Ltd. 100 981
Fudo Tetra Corp. 400 6,738
#Fuji Co., Ltd. 1,900 24,212
Fuji Electric Co., Ltd. 1,000 89,716
#Fuji Kyuko Co., Ltd. 1,000 17,240
FUJI OIL Co., Ltd. 1,000 24,896
Fuji Seal International, Inc. 2,100 39,896
Fujibo Holdings, Inc. 1,800 39,341
FUJIFILM Holdings Corp. 3,100 73,438
Fujikura Composites, Inc. 1,600 25,162
Fujikura, Ltd. 7,200 188,654
#Fujita Kanko, Inc. 1,000 12,661
Fujitsu, Ltd. 5,300 121,794
Fukuda Corp. 400 9,722
Fukuda Denshi Co., Ltd. 400 28,463
Fukui Bank, Ltd. (The) 900 32,106
Fukuoka Financial Group, Inc. 600 27,734
Fukuyama Transporting Co.,
Ltd. 500 18,747
FULLCAST Holdings Co., Ltd. 100 1,085
Funai Soken Holdings, Inc. 3,000 20,820
Furukawa Co., Ltd. 2,300 51,352
Furukawa Electric Co., Ltd. 1,100 21,727
#Furuno Electric Co., Ltd. 600 27,244
#Furuya Metal Co., Ltd. 600 25,097
Furyu Corp. 100 871
Fuso Chemical Co., Ltd. 1,300 30,576
Futaba Industrial Co., Ltd. 4,400 28,656
Future Corp. 2,000 30,711
GA Technologies Co., Ltd. 300 2,732
Gakken Holdings Co., Ltd. 100 639
Galilei Holdings Co., Ltd. 1,100 23,869
#Genky DrugStores Co., Ltd. 1,000 23,457
Geo Holdings Corp. 2,400 31,503
#Giftee Group, Inc. 300 1,982
GLOBERIDE, Inc. 1,700 27,236
Glory, Ltd. 2,100 60,286
GLTECHNO HOLDINGS, Inc. 700 25,323
#GMO Financial Holdings, Inc. 3,600 24,599
GMO internet group, Inc. 600 16,030
GMO Payment Gateway, Inc. 500 31,028
Goldcrest Co., Ltd. 500 10,190
Goldwin, Inc. 1,200 17,270
GS Yuasa Corp. 2,900 99,845
G-Tekt Corp. 1,300 17,660
Gunma Bank, Ltd. (The) 6,400 102,034
Gunze, Ltd. 900 22,723
H.U. Group Holdings, Inc. 1,900 40,703
H2O Retailing Corp. 2,700 48,557
Hachijuni Nagano Bank, Ltd. 2,500 39,378
#Hakuhodo DY Holdings, Inc. 7,500 61,352
Hakuto Co., Ltd. 900 27,923
Halows Co., Ltd. 700 16,816
Shares Value
JAPAN — (Continued)
Hamakyorex Co., Ltd. 2,400 $ 27,659
Hankyu Hanshin Holdings, Inc. 3,000 88,837
Hanwa Co., Ltd. 3,900 41,811
Happinet Corp. 1,400 29,147
Haseko Corp. 3,400 59,363
Hazama Ando Corp. 7,000 80,210
Heiwa Real Estate Co., Ltd. 2,300 34,018
Heiwado Co., Ltd. 1,300 21,742
#Hiday Hidaka Corp. 1,800 32,558
Hioki EE Corp. 400 28,161
Hirata Corp. 2,100 37,641
Hirogin Holdings, Inc. 6,800 94,147
Hirose Electric Co., Ltd. 100 17,193
HIS Co., Ltd. 800 5,140
Hitachi Construction Machinery
Co., Ltd. 1,200 40,652
Hitachi, Ltd. 15,400 509,416
Hochiki Corp. 2,400 29,091
Hokko Chemical Industry Co.,
Ltd. 100 1,161
#Hokuetsu Corp. 3,200 18,429
Hokuhoku Financial Group,
Inc. 1,500 70,363
Hokuto Corp. 2,000 24,519
Honda Motor Co., Ltd. 5,700 58,190
#H-One Co., Ltd. 200 1,941
#Honeys Holdings Co., Ltd. 100 900
#Hoosiers Holdings Co., Ltd. 2,900 22,603
Horiba, Ltd. 300 48,375
Hoshizaki Corp. 700 25,076
Hosokawa Micron Corp. 800 25,272
House Foods Group, Inc. 1,900 46,216
Hoya Corp. 900 139,472
Hulic Co., Ltd. 7,500 82,831
Hyakugo Bank, Ltd. (The) 5,700 72,205
Hyakujushi Bank, Ltd. (The) 2,600 46,473
Ibiden Co., Ltd. 300 31,371
Ichigo, Inc. 9,000 23,401
Ichinen Holdings Co., Ltd. 1,200 17,861
#Ichiyoshi Securities Co., Ltd. 2,600 25,441
Idec Corp. 1,400 31,082
Idemitsu Kosan Co., Ltd. 9,100 74,926
#IDOM, Inc. 7,700 62,093
IHI Corp. 10,800 191,785
Iida Group Holdings Co., Ltd. 3,200 46,003
#Iino Kaiun Kaisha, Ltd. 5,900 55,026
Inaba Denki Sangyo Co., Ltd. 1,800 32,360
Inabata & Co., Ltd. 600 14,941
#Infomart Corp. 5,400 19,297
INFRONEER Holdings, Inc. 8,100 132,113
Inpex Corp. 19,500 444,192
Internet Initiative Japan, Inc. 1,800 39,601
Inui Global Logistics Co., Ltd. 2,100 24,927
Iriso Electronics Co., Ltd. 900 15,488
Isetan Mitsukoshi Holdings,
Ltd. 400 9,011
Ishihara Sangyo Kaisha, Ltd. 1,600 29,804
Istyle, Inc. 1,500 4,164

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Isuzu Motors, Ltd. 11,700 $ 176,538
#Ito En, Ltd. 1,400 26,237
ITOCHU Corp. 5,800 73,363
Itochu Enex Co., Ltd. 3,000 40,886
Itoham Yonekyu Holdings, Inc. 700 21,564
Itoki Corp. 1,800 33,236
IwaiCosmo Holdings, Inc. 1,700 44,789
Iwatani Corp. 6,400 82,459
Iyogin Holdings, Inc. 2,000 45,646
Izumi Co., Ltd. 5,600 35,206
J Front Retailing Co., Ltd. 4,100 76,773
J Trust Co., Ltd. 7,200 36,944
JAC Recruitment Co., Ltd. 3,000 17,767
Japan Airlines Co., Ltd. 7,100 131,231
Japan Airport Terminal Co.,
Ltd. 1,800 64,064
Japan Aviation Electronics
Industry, Ltd. 3,200 47,791
Japan Cash Machine Co., Ltd. 100 712
Japan Electronic Materials
Corp. 1,100 42,073
Japan Elevator Service
Holdings Co., Ltd. 2,400 25,519
Japan Exchange Group, Inc. 13,400 184,516
#Japan Investment Adviser
Co., Ltd. 1,700 22,912
Japan Lifeline Co., Ltd. 3,200 31,553
Japan Material Co., Ltd. 200 2,848
Japan Post Holdings Co., Ltd. 3,700 55,352
Japan Post Insurance Co., Ltd. 2,700 30,031
Japan Pulp & Paper Co., Ltd. 5,200 36,479
Japan Securities Finance Co.,
Ltd. 1,700 25,496
Japan Tobacco, Inc. 3,200 143,395
#Japan Transcity Corp. 2,400 20,349
#Japan Wool Textile Co., Ltd.
(The) 1,400 16,811
JBCC Holdings, Inc. 1,300 13,194
JCR Pharmaceuticals Co., Ltd. 6,900 20,757
JCU Corp. 400 14,847
JDC Corp. 3,400 11,018
Jeol, Ltd. 900 46,479
#JFE Holdings, Inc. 11,000 125,561
#JINS Holdings, Inc. 600 24,041
JINUSHI Co., Ltd. 700 12,846
JM Holdings Co., Ltd. 1,000 8,598
J-Oil Mills, Inc. 1,200 15,721
Joshin Corp. 700 17,343
Joyful Honda Co., Ltd. 4,200 65,760
JP-Holdings, Inc. 7,300 29,159
JTEKT Corp. 3,900 54,278
Juki Corp. 2,300 7,584
Juroku Financial Group, Inc. 3,300 49,036
JVCKenwood Corp. 6,000 42,732
JX Advanced Metals Corp. 20 477
Kaga Electronics Co., Ltd. 600 17,692
Kagome Co., Ltd. 3,200 52,454
Kajima Corp. 900 30,427
Kakaku.com, Inc. 2,200 50,985
Shares Value
JAPAN — (Continued)
#Kameda Seika Co., Ltd. 2,100 $ 16,776
Kamei Corp. 1,500 36,693
Kamigumi Co., Ltd. 1,800 58,547
Kanadevia Corp. 7,400 55,212
Kanamoto Co., Ltd. 2,000 65,819
Kandenko Co., Ltd. 1,400 47,199
Kaneka Corp. 500 17,956
Kanematsu Corp. 4,300 56,672
#Kansai Paint Co., Ltd. 4,900 87,152
#Kanto Denka Kogyo Co., Ltd. 3,100 51,964
Kao Corp. 7,500 153,933
Katitas Co., Ltd. 1,300 27,719
Kato Sangyo Co., Ltd. 400 16,003
#KAWADA TECHNOLOGIES,
Inc. 2,300 18,360
Kawasaki Heavy Industries,
Ltd. 5,900 102,381
KDDI Corp. 33,800 620,065
Keihan Holdings Co., Ltd. 4,200 86,097
Keiyo Bank, Ltd. (The) 2,800 46,601
Kewpie Corp. 900 25,735
KH Neochem Co., Ltd. 1,900 39,438
Kikkoman Corp. 2,500 25,867
Kinden Corp. 500 22,264
*Kioxia Holdings Corp. 700 204,428
Kirin Holdings Co., Ltd. 10,300 191,025
Ki-Star Real Estate Co., Ltd. 1,000 22,233
Kitz Corp. 2,000 27,634
Kiyo Bank, Ltd. (The) 1,300 38,292
KOA Corp. 2,100 29,794
Koatsu Gas Kogyo Co., Ltd. 200 1,345
Kobe Steel, Ltd. 5,900 76,962
Kohnan Shoji Co., Ltd. 900 23,712
Koito Manufacturing Co., Ltd. 2,700 45,725
#Kojima Co., Ltd. 2,700 23,384
Kokusai Electric Corp. 300 13,984
Kokuyo Co., Ltd. 4,800 27,427
Komatsu, Ltd., Class R 4,700 206,449
KOMEDA Holdings Co., Ltd. 1,600 29,041
Komeri Co., Ltd. 600 14,545
Konami Group Corp. 400 51,851
Kondotec, Inc. 100 963
Konica Minolta, Inc. 20,700 76,807
Konishi Co., Ltd. 2,100 18,649
Konoike Transport Co., Ltd. 2,200 41,340
#Kosaido Holdings Co., Ltd. 5,800 18,395
Kose Holdings Corp. 1,000 35,704
#Koshidaka Holdings Co., Ltd. 2,800 18,394
Kotobuki Spirits Co., Ltd. 4,700 75,064
KPP Group Holdings Co., Ltd. 4,300 29,976
Kraftia Corp. 800 42,662
K's Holdings Corp. 5,800 68,718
Kubota Corp., Class R 17,500 301,751
Kumagai Gumi Co., Ltd. 3,300 29,658
Kumiai Chemical Industry Co.,
Ltd. 5,351 24,667
Kurabo Industries, Ltd. 500 31,088
Kuraray Co., Ltd. 14,400 166,406

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Kureha Corp. 1,000 $ 26,943
Kurimoto, Ltd. 2,900 27,593
Kurita Water Industries, Ltd. 1,100 60,394
Kusuri no Aoki Holdings Co.,
Ltd. 3,000 75,742
KYB Corp. 1,500 42,581
Kyodo Printing Co., Ltd. 1,300 13,382
Kyoei Steel, Ltd. 1,700 20,734
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 2,100 31,047
Kyokuyo Co., Ltd. 700 19,959
Kyorin Pharmaceutical Co.,
Ltd. 1,900 13,627
#Kyoritsu Maintenance Co.,
Ltd. 2,800 61,056
Kyosan Electric Manufacturing
Co., Ltd. 4,900 26,835
Kyoto Financial Group, Inc. 500 13,933
Kyowa Kirin Co., Ltd. 1,800 28,878
Kyushu Financial Group, Inc. 7,900 73,654
#LA Holdings Co., Ltd. 1,200 20,650
Lasertec Corp. 600 142,854
Leopalace21 Corp. 4,600 19,559
Life Corp. 200 3,246
#Lifedrink Co., Inc. 600 5,449
Lintec Corp. 600 23,363
Lion Corp. 6,600 70,798
Lixil Corp. 11,100 120,951
LY Corp. 20,700 58,086
#M&A Capital Partners Co.,
Ltd. 1,100 26,839
#M3, Inc. 3,000 33,566
Mabuchi Motor Co., Ltd. 4,900 51,239
Maeda Kosen Co., Ltd. 2,900 35,789
Makita Corp. 100 3,255
#Mani, Inc. 2,200 20,891
Marubun Corp. 100 1,065
Marudai Food Co., Ltd. 1,600 23,082
Marui Group Co., Ltd. 5,200 96,913
Maruzen Showa Unyu Co.,
Ltd. 700 33,939
Matsuda Sangyo Co., Ltd. 800 27,031
Matsui Securities Co., Ltd. 4,000 26,353
MatsukiyoCocokara & Co. 7,300 116,199
Matsuyafoods Holdings Co.,
Ltd. 700 22,025
Max Co., Ltd. 2,100 24,307
Maxell, Ltd. 3,300 42,902
Maxvalu Tokai Co., Ltd. 600 12,341
Mazda Motor Corp. 13,900 102,706
McDonald's Holdings Co.
Japan, Ltd. 700 35,522
Mebuki Financial Group, Inc. 7,500 70,513
MEC Co., Ltd. 100 5,351
Medipal Holdings Corp. 4,300 77,858
Megmilk Snow Brand Co., Ltd. 1,500 35,469
Meidensha Corp. 800 48,334
MEIJI Holdings Co., Ltd. 3,600 85,667
Meiko Electronics Co., Ltd. 100 12,988
Shares Value
JAPAN — (Continued)
Meisei Industrial Co., Ltd. 1,000 $ 12,799
MEITEC Group Holdings, Inc. 1,400 29,358
Meiwa Corp. 100 566
Menicon Co., Ltd. 4,100 44,676
*Mercari, Inc. 2,700 72,746
METAWATER Co., Ltd. 1,500 29,063
Micronics Japan Co., Ltd. 200 17,058
#Mie Kotsu Group Holdings,
Inc. 3,000 10,438
Mikuni Corp. 300 697
Milbon Co., Ltd. 1,300 22,706
MINEBEA MITSUMI, Inc. 3,600 83,700
MIRAIT ONE Corp. 2,700 60,232
Mirarth Holdings, Inc. 4,900 12,648
MISUMI Group, Inc. 700 16,974
Mitsuba Corp. 2,600 19,546
Mitsubishi Chemical Group
Corp. 21,400 159,668
Mitsubishi Corp. 800 23,996
Mitsubishi Estate Co., Ltd. 2,000 48,899
Mitsubishi Gas Chemical Co.,
Inc. 700 18,469
Mitsubishi Heavy Industries,
Ltd. 300 7,092
Mitsubishi Kakoki Kaisha, Ltd. 1,000 19,815
Mitsubishi Logistics Corp. 3,800 38,257
Mitsubishi Materials Corp. 6,500 171,170
#Mitsubishi Motors Corp. 45,500 105,188
Mitsubishi Pencil Co., Ltd. 1,700 29,585
Mitsubishi Research Institute,
Inc. 800 24,167
Mitsubishi UFJ Financial
Group, Inc. 6,100 136,807
Mitsuboshi Belting, Ltd. 900 23,090
Mitsui & Co., Ltd. 200 6,201
Mitsui Chemicals, Inc. 11,800 157,000
Mitsui DM Sugar Co., Ltd. 1,100 23,696
Mitsui E&S Co., Ltd. 2,500 76,433
Mitsui Fudosan Co., Ltd. 12,400 121,488
Mitsui High-Tec, Inc. 7,600 43,101
Mitsui Kinzoku Co., Ltd. 400 77,752
#Mitsui-Soko Holdings Co.,
Ltd. 1,400 31,715
Mitsuuroko Group Holdings
Co., Ltd. 900 11,960
Miura Co., Ltd. 1,800 36,367
#Miyaji Engineering Group,
Inc. 1,000 9,954
Miyazaki Bank, Ltd. (The) 2,000 29,380
Mizuho Financial Group, Inc. 3,500 179,523
Mizuno Corp. 1,000 23,206
Mochida Pharmaceutical Co.,
Ltd. 1,400 27,433
Modec, Inc. 900 58,361
Monex Group, Inc. 10,900 48,262
Monogatari Corp. (The) 800 27,533
MonotaRO Co., Ltd. 2,000 25,159
Morinaga & Co., Ltd. 1,900 31,515

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Morinaga Milk Industry Co.,
Ltd. 15,200 $ 113,696
Morita Holdings Corp. 1,900 30,083
MOS Food Services, Inc. 1,300 31,474
MS&AD Insurance Group
Holdings, Inc. 9,900 306,155
m-up Holdings, Inc. 9,700 48,066
Murata Manufacturing Co., Ltd. 400 18,630
Musashi Seimitsu Industry
Co., Ltd. 2,600 52,661
Musashino Bank, Ltd. (The) 1,900 30,751
Nachi-Fujikoshi Corp. 900 30,975
Nagano Keiki Co., Ltd. 700 16,574
Nagase & Co., Ltd. 7,100 50,744
Nakabayashi Co., Ltd. 100 364
Nakanishi, Inc. 100 1,906
Namura Shipbuilding Co., Ltd. 2,000 54,514
Nanto Bank, Ltd. (The) 2,900 31,327
NEC Corp. 2,500 74,423
#*Net Protections Holdings,
Inc. 600 1,658
Nexon Co., Ltd. 1,700 26,703
Nextage Co., Ltd. 1,000 21,039
NGK Corp. 3,000 105,398
NH Foods, Ltd. 1,800 70,655
NHK Spring Co., Ltd. 2,400 54,414
Nichias Corp. 3,300 69,617
Nichicon Corp. 4,400 80,940
Nichiha Corp. 1,700 32,991
Nichirei Corp. 8,800 121,782
Nichireki Group Co., Ltd. 700 9,689
Nichirin Co., Ltd. 900 23,260
Nifco, Inc. 1,300 42,529
#Nihon Dempa Kogyo Co., Ltd. 2,500 40,289
Nihon Kohden Corp. 2,600 25,971
Nihon M&A Center Holdings,
Inc. 6,600 26,429
Nihon Nohyaku Co., Ltd. 2,200 14,881
#Nikkato Corp. 1,000 7,725
Nikkiso Co., Ltd. 1,200 28,262
Nikko Co., Ltd. 100 617
#Nikkon Holdings Co., Ltd. 200 6,334
Nikon Corp. 4,600 55,151
Nippn Corp. 1,500 26,463
Nippon Air Conditioning
Services Co., Ltd. 100 1,000
Nippon Carbon Co., Ltd. 800 23,790
Nippon Chemi-Con Corp. 1,600 31,352
#*Nippon Coke & Engineering
Co., Ltd. 37,900 22,613
Nippon Denko Co., Ltd. 9,000 24,192
Nippon Densetsu Kogyo Co.,
Ltd. 700 17,761
Nippon Electric Glass Co., Ltd. 1,300 43,460
NIPPON EXPRESS
HOLDINGS, Inc. 3,500 116,018
Nippon Gas Co., Ltd. 2,300 41,183
Nippon Kanzai Holdings Co.,
Ltd. 1,600 28,166
Shares Value
JAPAN — (Continued)
Nippon Kayaku Co., Ltd. 4,500 $ 54,319
Nippon Light Metal Holdings
Co., Ltd. 4,500 76,731
Nippon Paint Holdings Co.,
Ltd. 8,700 66,114
Nippon Paper Industries Co.,
Ltd. 12,100 104,567
Nippon Parking Development
Co., Ltd. 25,800 39,861
Nippon Sanso Holdings Corp. 1,800 65,353
Nippon Seiki Co., Ltd. 1,600 24,519
*Nippon Sheet Glass Co., Ltd. 22,600 68,414
Nippon Shinyaku Co., Ltd. 1,200 25,624
Nippon Shokubai Co., Ltd. 1,700 23,040
Nippon Signal Co., Ltd. 1,700 17,157
#Nippon Steel Corp. 45,200 184,405
#Nippon Thompson Co., Ltd. 2,800 31,337
#Nippon Yakin Kogyo Co., Ltd. 900 28,488
Nipro Corp. 5,600 57,152
Nishimatsu Construction Co.,
Ltd. 600 20,021
Nishimatsuya Chain Co., Ltd. 2,900 36,263
Nishi-Nippon Financial
Holdings, Inc. 2,700 72,373
Nishio Holdings Co., Ltd. 1,900 51,251
Nissan Chemical Corp. 1,400 65,971
#*Nissan Motor Co., Ltd. 13,000 27,449
Nissan Shatai Co., Ltd. 3,800 23,102
Nissan Tokyo Sales Holdings
Co., Ltd. 300 1,027
Nissei ASB Machine Co., Ltd. 200 11,393
Nissha Co., Ltd. 2,800 23,371
Nisshin Oillio Group, Ltd. (The) 2,200 26,335
Nisshin Seifun Group, Inc. 4,100 51,821
Nisshinbo Holdings, Inc. 4,500 61,597
Nissin Foods Holdings Co.,
Ltd. 2,100 38,057
Nissui Corp. 16,900 133,948
Niterra Co., Ltd. 1,000 59,130
#Nitori Holdings Co., Ltd. 6,500 103,628
Nitto Denko Corp. 9,800 204,648
Nitto Kogyo Corp. 1,100 30,052
Nitto Seiko Co., Ltd. 100 493
#Nittoc Construction Co., Ltd. 200 1,436
Noevir Holdings Co., Ltd. 800 24,971
NOF Corp. 3,900 68,301
Nojima Corp. 7,100 58,191
Nomura Co., Ltd. 3,000 22,082
Nomura Holdings, Inc. 11,200 106,918
*Nomura Holdings, Inc.,
Sponsored ADR 7,900 76,472
#Nomura Micro Science Co.,
Ltd. 200 5,037
Nomura Real Estate Holdings,
Inc. 11,100 64,136
Nomura Research Institute,
Ltd. 5,000 147,150
Noritake Co., Ltd. 1,300 27,759
Noritsu Koki Co., Ltd. 1,900 23,245

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Noritz Corp. 1,600 $ 23,866
North Pacific Bank, Ltd. 8,000 58,132
#NS Solutions Corp. 1,200 29,505
NS United Kaiun Kaisha, Ltd. 800 40,396
NSD Co., Ltd. 1,500 26,684
NSK, Ltd. 19,000 137,466
NTN Corp. 31,500 77,353
#*Nxera Pharma Co., Ltd. 4,200 23,107
#Obara Group, Inc. 600 21,667
Obayashi Corp. 3,700 73,524
OBIC Co., Ltd. 700 19,893
#Oenon Holdings, Inc. 300 923
Ogaki Kyoritsu Bank, Ltd.
(The) 1,100 49,810
Oiles Corp. 1,400 25,094
Oita Bank, Ltd. (The) 1,000 16,109
Oji Holdings Corp. 11,500 63,543
Okabe Co., Ltd. 200 1,157
#Okamoto Industries, Inc. 600 22,610
Okamura Corp. 900 13,227
Okasan Securities Group, Inc. 3,200 22,409
Oki Electric Industry Co., Ltd. 2,600 44,905
Okinawa Cellular Telephone
Co. 1,000 24,305
Okinawa Financial Group, Inc. 1,200 55,393
OKUMA Corp. 1,300 40,374
Okumura Corp. 800 29,091
#Okura Industrial Co., Ltd. 800 27,885
Okuwa Co., Ltd. 300 1,520
Olympus Corp. 8,800 100,587
Omron Corp. 1,300 44,333
Ono Pharmaceutical Co., Ltd. 3,800 56,896
Onward Holdings Co., Ltd. 14,500 69,483
Open House Group Co., Ltd. 1,200 64,128
Open Up Group, Inc. 1,000 12,649
Optex Group Co., Ltd. 1,100 24,007
#Optimus Group Co., Ltd. 400 1,055
Oracle Corp. 400 22,313
Organo Corp. 100 9,220
Oriental Land Co., Ltd. 1,700 33,813
Oriental Shiraishi Corp. 7,600 17,470
Osaka Organic Chemical
Industry, Ltd. 500 14,241
#OSAKA Titanium
Technologies Co., Ltd. 4,100 73,026
Osaki Electric Co., Ltd. 500 4,704
#OSG Corp. 1,400 32,322
Otsuka Corp. 1,400 28,787
Otsuka Holdings Co., Ltd. 1,000 69,713
OYO Corp. 1,400 24,531
Pack Corp. (The) 2,700 24,605
PAL GROUP Holdings Co.,
Ltd. 2,700 25,351
Pan Pacific International
Holdings Corp. 22,500 127,489
Panasonic Holdings Corp. 5,300 142,598
Park24 Co., Ltd. 1,000 12,404
#Pegasus Co., Ltd. 100 328
Shares Value
JAPAN — (Continued)
Penta-Ocean Construction
Co., Ltd. 8,600 $ 81,449
Persol Holdings Co., Ltd. 57,000 94,436
PHC Holdings Corp. 2,900 20,034
#Pigeon Corp. 2,200 27,917
#PILLAR Corp. 500 29,801
Pilot Corp. 3,000 34,169
#Plus Alpha Consulting Co.,
Ltd. 700 10,059
Press Kogyo Co., Ltd. 6,300 34,146
Prestige International, Inc. 4,900 21,850
Prima Meat Packers, Ltd. 1,700 26,500
Procrea Holdings, Inc. 2,000 50,243
PS Construction Co., Ltd. 100 1,433
QB Net Holdings Co., Ltd. 100 810
#Qol Holdings Co., Ltd. 2,400 31,563
Raito Kogyo Co., Ltd. 2,400 56,901
Raiznext Corp. 900 16,454
Rakus Co., Ltd. 4,200 27,960
*Rakuten Bank, Ltd. 1,200 41,247
*Rakuten Group, Inc. 27,900 146,066
#Rasa Industries, Ltd. 2,400 27,523
Recruit Holdings Co., Ltd. 5,000 394,096
#Relo Group, Inc. 3,500 44,271
Renesas Electronics Corp. 2,400 51,881
Rengo Co., Ltd. 8,300 77,774
#*RENOVA, Inc. 5,700 33,293
Resona Holdings, Inc. 5,200 71,570
Resonac Holdings Corp. 1,700 146,538
Resorttrust, Inc. 7,400 83,167
Restar Corp. 700 18,135
#Retail Partners Co., Ltd. 200 1,722
Rheon Automatic Machinery
Co., Ltd. 1,800 17,172
Ricoh Co., Ltd. 11,100 110,111
Riken Technos Corp. 1,300 18,093
Riken Vitamin Co., Ltd. 700 14,112
Rinnai Corp. 2,400 53,961
Rohto Pharmaceutical Co.,
Ltd. 4,400 66,003
Roland Corp., Registered 800 21,127
Rorze Corp. 200 5,011
Round One Corp. 9,900 75,606
#Royal Holdings Co., Ltd. 5,800 48,447
Ryobi, Ltd. 2,100 33,711
Ryohin Keikaku Co., Ltd. 1,700 44,597
Ryoyo Ryosan Holdings, Inc. 1,900 35,011
S Foods, Inc. 1,500 25,897
S&B Foods, Inc. 100 4,145
Saizeriya Co., Ltd. 1,000 49,490
Sakai Chemical Industry Co.,
Ltd. 900 22,723
Sakai Moving Service Co., Ltd. 700 13,088
Sakata INX Corp. 1,800 28,262
Sakata Seed Corp. 900 24,390
Sala Corp. 5,200 37,426
San Holdings, Inc. 100 911
San ju San Financial Group,
Inc. 2,300 27,590

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
San-A Co., Ltd. 2,000 $ 40,886
San-Ai Obbli Co., Ltd. 2,100 30,664
Sangetsu Corp. 3,000 58,314
San-In Godo Bank, Ltd. (The) 3,600 52,816
*Sanken Electric Co., Ltd. 300 15,714
#Sanki Engineering Co., Ltd. 2,100 30,453
Sanko Gosei, Ltd. 1,600 9,777
Sankyo Co., Ltd. 5,200 60,548
Sankyu, Inc. 700 41,642
#Sanoh Industrial Co., Ltd. 300 1,532
#Sanrio Co., Ltd. 10,300 82,316
Sansan, Inc. 2,200 27,482
#Santec Holdings Corp.,
Registered 200 21,705
Santen Pharmaceutical Co.,
Ltd. 5,100 60,345
Sanwa Holdings Corp. 2,900 62,690
Sanyo Chemical Industries,
Ltd. 400 12,222
Sanyo Denki Co., Ltd. 300 10,363
#Sanyo Trading Co., Ltd. 4,200 22,817
Sapporo Breweries, Ltd. 3,100 39,162
Sato Corp. 900 13,837
#Sato Shoji Corp. 600 12,247
Sawai Group Holdings Co.,
Ltd. 3,600 37,317
SBI Holdings, Inc. 11,900 227,051
SBS Holdings, Inc. 600 16,806
SCREEN Holdings Co., Ltd. 200 15,827
Scroll Corp. 1,700 18,161
Secom Co., Ltd., Class B 1,200 51,866
Sega Sammy Holdings, Inc. 4,800 82,856
Seibu Holdings, Inc. 6,700 149,885
Seika Corp. 1,400 23,124
#Seikitokyu Kogyo Co., Ltd. 900 8,495
Seiko Epson Corp. 2,100 38,907
Seiko Group Corp. 1,400 69,813
Seino Holdings Co., Ltd. 1,800 29,777
Seiren Co., Ltd. 2,000 39,943
Sekisui Chemical Co., Ltd. 11,600 194,153
Sekisui House, Ltd. 8,000 175,249
Senko Group Holdings Co.,
Ltd. 4,200 58,176
Senshu Electric Co., Ltd. 300 11,474
Senshu Ikeda Holdings, Inc. 6,900 40,995
Seria Co., Ltd. 600 14,508
Seven & i Holdings Co., Ltd. 16,800 222,523
#Seven Bank, Ltd. 27,900 55,826
SG Holdings Co., Ltd. 3,800 37,743
*Sharp Corp. 10,200 39,615
Shibaura Machine Co., Ltd. 1,200 31,088
Shibaura Mechatronics Corp. 1,300 35,802
Shibuya Corp. 800 22,057
#*SHIFT, Inc. 9,000 49,605
Shiga Bank, Ltd. (The) 4,500 67,829
Shikoku Bank, Ltd. (The) 1,500 31,371
Shimadzu Corp. 200 5,142
Shimamura Co., Ltd. 200 4,208
Shimizu Corp. 2,500 37,361
Shares Value
JAPAN — (Continued)
Shin Nippon Air Technologies
Co., Ltd. 1,100 $ 22,383
Shinagawa Refra Co., Ltd. 1,000 12,919
Shin-Etsu Chemical Co., Ltd. 4,400 160,276
Shin-Etsu Polymer Co., Ltd. 2,300 30,956
Shinmaywa Industries, Ltd. 3,000 37,174
Shionogi & Co., Ltd. 4,100 74,893
Ship Healthcare Holdings, Inc. 3,500 56,295
Shizuoka Financial Group, Inc. 1,900 37,946
Shizuoka Gas Co., Ltd. 4,000 31,678
SHO-BOND Holdings Co., Ltd. 4,100 34,054
#Shochiku Co., Ltd. 500 36,207
#Shoei Co., Ltd. 2,200 26,957
#Shoei Foods Corp. 500 13,864
Showa Sangyo Co., Ltd. 700 15,607
SIGMAXYZ Holdings, Inc. 500 1,875
Siix Corp. 2,800 24,690
Simplex Holdings, Inc. 2,400 17,048
Sinfonia Technology Co., Ltd. 100 8,372
Sinko Industries, Ltd. 4,200 32,286
SKY Perfect JSAT Corp. 500 6,601
Skylark Holdings Co., Ltd. 8,800 173,596
#SMS Co., Ltd. 200 2,772
#Socionext, Inc. 3,800 45,643
SoftBank Corp. 162,300 227,714
Sojitz Corp. 1,200 40,554
Soken Chemical & Engineering
Co., Ltd. 1,100 21,347
Sompo Holdings, Inc. 3,300 147,420
Sony Financial Group, Inc. 116,500 114,360
Sony Group Corp. 38,100 906,169
Square Enix Holdings Co., Ltd. 1,100 19,098
SRA Holdings 400 11,682
#SRS Holdings Co., Ltd. 100 901
#St Marc Holdings Co., Ltd.,
Registered 1,000 16,109
Star Mica Holdings Co., Ltd. 1,300 12,418
Starts Corp., Inc. 1,900 56,740
Starzen Co., Ltd. 3,100 26,225
Stella Chemifa Corp. 700 22,729
Subaru Corp. 7,700 131,320
Sugi Holdings Co., Ltd. 4,500 79,769
SUMCO Corp. 4,800 101,200
Sumida Corp. 4,200 34,080
Sumitomo Chemical Co., Ltd. 31,800 104,113
Sumitomo Corp. 800 8,391
Sumitomo Electric Industries,
Ltd. 10,800 148,138
Sumitomo Forestry Co., Ltd. 11,900 100,708
Sumitomo Heavy Industries,
Ltd. 1,700 55,925
Sumitomo Mitsui Financial
Group, Inc. 7,500 320,961
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,668 43,168
Sumitomo Mitsui Trust Group,
Inc. 10,000 103,878
Sumitomo Osaka Cement Co.,
Ltd. 1,000 34,260

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Sumitomo Realty &
Development Co., Ltd. 8,400 $ 190,078
Sumitomo Rubber Industries,
Ltd. 11,300 161,809
Sumitomo Seika Chemicals
Co., Ltd. 1,400 10,753
Sun Frontier Fudousan Co.,
Ltd. 1,900 29,927
#Suncall Corp. 1,700 13,613
Sundrug Co., Ltd. 1,900 45,106
Suntory Beverage & Food, Ltd. 1,600 46,224
Suruga Bank, Ltd. 3,600 58,898
Suzuken Co., Ltd. 1,400 44,763
Suzuki Co., Ltd. 1,200 22,594
Suzuki Motor Corp. 33,800 442,812
SWCC Corp. 500 35,641
Sysmex Corp. 9,700 97,411
Systena Corp. 10,600 27,960
T Hasegawa Co., Ltd. 2,000 40,823
T&D Holdings, Inc. 5,900 188,533
Tachi-S Co., Ltd., Class S 2,700 38,357
Tadano, Ltd. 4,900 41,176
Taihei Dengyo Kaisha, Ltd. 2,300 34,986
Taiheiyo Cement Corp. 3,600 92,111
Taikisha, Ltd. 800 21,278
Taisei Corp. 900 73,848
Taiyo Holdings Co., Ltd. 200 5,935
Taiyo Yuden Co., Ltd. 2,700 173,387
Takamatsu Construction
Group Co., Ltd. 500 11,729
Takaoka Toko Co., Ltd. 400 17,560
Takara Holdings, Inc. 400 5,249
Takara Standard Co., Ltd. 1,400 26,554
Takasago International Corp. 4,800 36,477
Takasago Thermal
Engineering Co., Ltd. 1,200 32,136
Takashimaya Co., Ltd. 6,600 94,321
Takeda Pharmaceutical Co.,
Ltd. 4,200 145,421
#Takeuchi Manufacturing Co.,
Ltd. 800 37,431
Tamron Co., Ltd. 1,700 15,353
Tamura Corp. 4,800 24,418
Tanseisha Co., Ltd. 3,600 31,405
TASUKI Holdings, Inc. 300 2,089
TDK Corp. 4,200 79,344
TechMatrix Corp. 1,100 14,107
Teijin, Ltd. 7,500 77,108
#Tekken Corp. 600 16,580
Terumo Corp. 6,700 97,791
#Tess Holdings Co., Ltd. 3,500 14,903
THK Co., Ltd. 200 8,416
TISI, Inc. 3,000 71,220
TKC Corp. 1,100 26,701
TOA Corp. 1,500 19,180
#TOA ROAD Corp. 500 5,106
Toagosei Co., Ltd. 2,000 22,559
TOBISHIMA HOLDINGS, Inc. 1,800 23,390
Tocalo Co., Ltd. 1,700 31,080
Shares Value
JAPAN — (Continued)
Tochigi Bank, Ltd. (The) 4,300 $ 25,683
Toda Corp. 9,300 87,057
Toei Animation Co., Ltd. 1,800 33,213
Toenec Corp. 1,600 20,600
Toho Bank, Ltd. (The) 7,100 38,348
#Toho Co., Ltd. 1,400 13,382
Tokai Carbon Co., Ltd. 14,100 136,152
Tokai Corp. 1,000 15,387
TOKAI Holdings Corp. 6,000 43,787
Tokai Rika Co., Ltd. 2,100 41,875
Tokai Tokyo Financial
Holdings, Inc. 8,900 44,828
Tokio Marine Holdings, Inc. 12,900 657,375
#Tokushu Tokai Paper Co.,
Ltd. 1,100 14,411
Tokuyama Corp. 3,700 88,117
Tokyo Base Co., Ltd. 200 480
Tokyo Electron Device, Ltd. 800 20,248
Tokyo Electron, Ltd. 1,000 348,563
Tokyo Energy & Systems, Inc. 1,700 21,289
Tokyo Kiraboshi Financial
Group, Inc. 6,200 66,312
#Tokyo Metro Co., Ltd. 6,200 56,753
Tokyo Seimitsu Co., Ltd. 600 64,663
Tokyo Steel Manufacturing
Co., Ltd. 2,500 27,822
Tokyo Tatemono Co., Ltd. 5,400 114,868
Tokyo Tekko Co., Ltd. 1,900 22,935
Tokyotokeiba Co., Ltd. 1,700 53,704
Tokyu Construction Co., Ltd. 3,000 21,969
Tokyu Fudosan Holdings Corp. 21,700 182,145
Toli Corp. 5,200 21,816
Tomoe Engineering Co., Ltd. 2,000 24,330
Tomoku Co., Ltd. 500 14,178
TOMONY Holdings, Inc. 4,800 30,056
Tomy Co., Ltd. 600 13,667
Topre Corp. 1,300 23,049
Topy Industries, Ltd. 900 16,607
Toray Industries, Inc. 8,200 59,636
#Toridoll Holdings Corp. 100 2,729
Tosei Corp. 4,200 47,981
Toshiba TEC Corp. 1,300 25,841
Tosoh Corp. 7,300 124,269
Totech Corp. 700 17,014
Totetsu Kogyo Co., Ltd. 1,400 36,709
TOTO, Ltd. 500 22,013
Towa Bank, Ltd. (The) 2,200 18,335
Towa Pharmaceutical Co., Ltd. 1,400 35,214
Toyo Corp. 1,100 13,534
Toyo Kanetsu KK 800 12,290
Toyo Seikan Group Holdings,
Ltd. 600 15,344
Toyo Suisan Kaisha, Ltd. 700 45,568
#Toyo Tanso Co., Ltd. 400 16,631
Toyo Tire Corp. 4,800 129,025
Toyobo Co., Ltd. 5,100 48,686
Toyoda Gosei Co., Ltd. 1,900 66,370
Toyota Boshoku Corp. 3,700 52,064
Toyota Motor Corp. 39,200 755,072

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Toyota Motor Corp.,
Sponsored ADR 490 $ 92,605
Toyota Tsusho Corp. 2,600 109,764
Traders Holdings Co., Ltd. 100 783
#Transaction Co., Ltd. 200 1,507
Transcosmos, Inc. 1,000 23,866
TRE Holdings Corp. 6,600 83,648
Trend Micro, Inc. 900 35,842
Tri Chemical Laboratories, Inc. 700 14,266
Trusco Nakayama Corp. 1,800 27,301
Tsubakimoto Chain Co. 1,300 21,113
#Tsuburaya Fields Holdings,
Inc. 1,500 22,704
Tsugami Corp. 1,000 37,745
Tsukishima Holdings Co., Ltd. 1,800 30,907
#Tsukuba Bank, Ltd. 3,400 13,282
Tsumura & Co. 1,200 28,767
#Tsuruha Holdings, Inc. 4,510 68,659
Tsurumi Manufacturing Co.,
Ltd. 1,000 13,986
UACJ Corp. 6,100 90,221
UBE Corp. 3,300 65,969
Uchida Yoko Co., Ltd. 2,400 32,271
Umios Corp. 4,200 34,581
#U-Next Holdings Co., Ltd. 2,300 24,715
Unicharm Corp. 3,500 22,124
Unipres Corp. 1,400 11,747
UNISOL Holdings Co.rp. 1,300 23,391
United Arrows, Ltd. 2,800 42,679
#United Super Markets
Holdings, Inc. 5,700 29,426
#*Universal Entertainment
Corp. 300 1,259
#Urbanet Corp. Co., Ltd. 400 1,264
Ushio, Inc. 200 4,755
USS Co., Ltd. 4,200 53,217
UT Group Co., Ltd. 21,500 24,845
Valor Holdings Co., Ltd. 1,600 32,809
Valqua, Ltd. 100 4,076
#ValueCommerce Co., Ltd. 300 891
Vector, Inc. 2,600 29,001
Vertex Corp. 2,100 17,330
Vision, Inc. 5,600 36,331
#*Visional, Inc. 800 43,777
Vital KSK Holdings, Inc. 1,800 18,947
VT Holdings Co., Ltd. 9,600 29,664
Wacoal Holdings Corp. 1,300 35,940
Wacom Co., Ltd. 14,300 70,052
Wakita & Co., Ltd. 1,000 12,071
Weathernews, Inc. 1,900 24,045
Wellneo Sugar Co., Ltd. 700 12,156
#West Holdings Corp. 300 4,765
#WingArc1st, Inc. 900 18,031
World Co., Ltd. 4,000 40,320
#*W-Scope Corp. 400 367
Yahagi Construction Co., Ltd. 1,400 16,776
Yakult Honsha Co., Ltd. 2,600 46,032
YAMABIKO Corp. 1,700 41,372
Yamada Holdings Co., Ltd. 14,400 64,491
Shares Value
JAPAN — (Continued)
Yamae Group Holdings Co.,
Ltd. 600 $ 10,604
Yamagata Bank, Ltd. (The) 900 21,140
Yamaguchi Financial Group,
Inc. 3,900 72,893
Yamaha Corp. 9,500 74,192
Yamaha Motor Co., Ltd. 16,700 140,858
Yamaichi Electronics Co., Ltd. 100 5,389
Yamanashi Chuo Bank, Ltd.
(The) 700 28,312
Yamato Holdings Co., Ltd. 5,000 64,987
Yamazaki Baking Co., Ltd. 2,500 52,740
Yamazen Corp. 2,700 30,116
#Yashima Denki Co., Ltd. 600 11,399
Yaskawa Electric Corp. 100 3,057
Yellow Hat, Ltd. 3,200 36,356
Yodoko, Ltd. 2,400 20,876
Yokogawa Bridge Holdings
Corp. 1,900 35,321
Yokogawa Electric Corp. 1,500 54,470
Yokohama Financial Group,
Inc. 7,300 84,313
Yokohama Rubber Co., Ltd.
(The) 2,900 139,677
Yokorei Co., Ltd. 2,000 26,805
Yokowo Co., Ltd. 100 2,534
Yondenko Corp. 1,400 17,647
Yondoshi Holdings, Inc. 1,800 23,412
#Yonex Co., Ltd. 200 3,270
#Yoshinoya Holdings Co., Ltd. 1,600 38,617
Yuasa Co., Ltd. 700 25,542
#Yukiguni Factory Co., Ltd. 100 732
Yurtec Corp. 2,100 31,548
Zacros Corp. 3,200 27,252
#Zenrin Co., Ltd. 500 2,848
Zensho Holdings Co., Ltd. 100 6,264
Zeon Corp. 5,500 78,100
ZERIA Pharmaceutical Co.,
Ltd. 1,900 24,940
#Zojirushi Corp., Class B 2,600 23,514
ZOZO, Inc. 4,900 35,175
TOTAL JAPAN 50,759,207
NETHERLANDS — (3.7%)
Aalberts NV, Registered 1,916 93,822
ABN AMRO Bank NV, Class
CV 3,986 178,858
Acomo NV 842 23,057
Ω*Adyen NV 6 6,054
#Aegon, Ltd. 14,976 141,946
Aegon, Ltd.- NYS 18,987 179,237
*AFC Ajax NV 8 82
#Akzo Nobel NV 3,900 272,459
Allfunds Group PLC 5,381 54,729
AMG Critical Materials NV 1,990 67,314
APERAM SA 1,905 99,639
Arcadis NV 1,298 60,662
ArcelorMittal SA 339 23,691
ArcelorMittal SA- NYS 2,566 179,979

Dimensional International Vector Equity ETF
continued
Shares Value
NETHERLANDS — (Continued)
ASM International NV 313 $ 288,530
ASML Holding NV- NYS 1,307 2,129,103
ASML Holding NV, Class B 25 41,253
ASR Nederland NV, Class B 5,614 457,827
Ω*Basic-Fit NV 2,961 117,942
BE Semiconductor Industries
NV 32 7,299
#Brunel International NV 56 484
*CM.com NV 45 363
Coca-Cola Europacific
Partners PLC 864 95,531
Corbion NV 2,894 63,031
DSM-Firmenich AG 1,076 115,604
*Flow Traders, Ltd. 2,841 86,555
ForFarmers NV 1,490 10,063
#Fugro NV 3,596 35,209
HAL Trust 330 62,572
Havas NV 2,329 49,707
Heineken NV 1,239 111,961
ING Groep NV 4,517 158,198
Kendrion NV 339 7,426
Koninklijke Ahold Delhaize NV 7,377 291,634
Koninklijke BAM Groep NV 13,877 185,048
Koninklijke Heijmans NV 1,138 122,356
Koninklijke KPN NV 96,660 457,193
Koninklijke Philips NV 2,640 69,072
#Koninklijke Philips NV- NYS 2,650 69,695
Koninklijke Vopak NV 1,682 94,787
#*Magnum Ice Cream Co. NV
(The) 6,096 113,595
#*Magnum Ice Cream Co. NV
(The) 12,830 238,766
Nedap NV 106 11,720
NN Group NV 4,506 423,045
#PostNL NV 22,965 23,714
#*Prosus NV 948 43,591
Randstad NV 220 9,239
SBM Offshore NV 3,787 140,910
ΩSignify NV 9,445 160,396
#Sligro Food Group NV 1,429 17,263
TKH Group NV 2,000 97,935
Van Lanschot Kempen NV 182 13,621
TOTAL NETHERLANDS 7,803,767
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 4,685 22,714
AFT Pharmaceuticals, Ltd. 28 79
Air New Zealand, Ltd. 29,810 7,270
Auckland International Airport,
Ltd. 6,240 31,939
Briscoe Group, Ltd. 48 130
Channel Infrastructure NZ, Ltd. 26,578 53,259
Chorus, Ltd. 3,768 20,880
#Colonial Motor Co., Ltd. (The) 24 100
Contact Energy, Ltd. 4,070 21,765
Fisher & Paykel Healthcare
Corp., Ltd. 1,405 33,596
*Fletcher Building, Ltd. 10,980 23,551
Freightways Group, Ltd. 2,224 18,101
Shares Value
NEW ZEALAND — (Continued)
Genesis Energy, Ltd. 21,716 $ 32,669
Hallenstein Glasson Holdings,
Ltd. 272 1,702
#Heartland Group Holdings,
Ltd. 36,651 26,707
Infratil, Ltd. 846 7,348
Mainfreight, Ltd. 391 15,900
Mercury NZ, Ltd. 570 2,244
Meridian Energy, Ltd. 1,111 3,722
Napier Port Holdings, Ltd. 160 338
NZME, Ltd. 348 218
NZX, Ltd. 2,619 2,293
*Oceania Healthcare, Ltd. 11,238 4,986
Port of Tauranga, Ltd. 526 2,504
*Ryman Healthcare, Ltd. 8,752 11,006
#Sanford, Ltd. 124 492
Scales Corp., Ltd. 5,835 22,288
Skellerup Holdings, Ltd. 3,074 12,555
SKY Network Television, Ltd. 1,057 2,019
#*SKYCITY Entertainment
Group, Ltd. 19,499 7,104
Spark New Zealand, Ltd. 20,631 23,278
Summerset Group Holdings,
Ltd. 5,576 27,295
Tourism Holdings, Ltd. 477 802
TOWER, Ltd. 4,539 4,962
Turners Automotive Group,
Ltd. 205 983
TOTAL NEW ZEALAND 446,799
NORWAY — (0.9%)
AF Gruppen ASA 55 1,098
*Akastor ASA 493 675
*Aker BioMarine ASA 20 232
Aker BP ASA 4,978 175,570
Aker Solutions ASA 6,868 30,443
*Archer, Ltd. 176 460
Austevoll Seafood ASA 888 7,958
Bakkafrost P/F 512 24,433
*BLUENORD ASA 422 22,781
Bonheur ASA 217 5,137
Borregaard ASA 12 200
*BW Energy, Ltd. 287 1,570
ΩBW LPG, Ltd. 576 13,070
ΩBW LPG, Ltd. 1,265 28,538
BW Offshore, Ltd. 5,020 24,692
#*Cadeler A/S 3,517 19,895
#*Cadeler A/S, ADR 112 2,543
*Cloudberry Clean Energy
ASA 2,046 2,817
DNB Bank ASA 1,932 62,131
DNO ASA 28,545 50,323
DOF Group ASA 2,782 36,519
Ω*Elkem ASA 4,083 13,346
ΩElmera Group ASA 1,169 5,633
Elopak ASA 198 759
Equinor ASA 7,423 302,424
Equinor ASA, Sponsored ADR 137 5,631
ΩEuropris ASA 2,556 22,988

Dimensional International Vector Equity ETF
continued
Shares Value
NORWAY — (Continued)
#*FLEX LNG, Ltd. 18 $ 562
Frontline PLC 697 27,618
#Grieg Seafood ASA 2,688 8,554
Hafnia, Ltd. 3,748 28,750
*Himalaya Shipping, Ltd. 93 1,461
Hoegh Autoliners ASA 3,544 62,964
ΩKid ASA 814 11,140
Kitron ASA 115 1,053
ΩKlaveness Combination
Carriers ASA 607 6,426
*Kongsberg Automotive ASA 12,117 2,760
#Kongsberg Gruppen ASA 23 718
*Kongsberg Maritime A/S 23 129
Leroy Seafood Group ASA 593 2,595
#*LINK Mobility Group Holding
ASA 7,681 20,652
Mowi ASA 577 12,326
MPC Container Ships ASA 21,065 54,105
ΩMulticonsult ASA 114 1,827
#*NEL ASA 36,828 8,310
#NORBIT ASA 206 3,810
Norsk Hydro ASA 3,303 30,180
*Northern Ocean, Ltd. 228 180
Odfjell Drilling, Ltd. 5,121 49,135
Odfjell SE, Class A 229 2,753
Odfjell Technology, Ltd. 56 343
*OKEA ASA 136 487
ΩOkeanis Eco Tankers Corp. 114 6,878
*Panoro Energy ASA 7,277 21,369
Pareto Bank ASA 670 4,344
#Protector Forsikring ASA 18 933
Rogaland Sparebank 20 316
*SATS ASA 6,111 27,030
Ω*Scatec ASA 1,753 16,931
Sea1 offshore, Inc. 724 2,050
Solstad Maritime ASA 152 452
Solstad Offshore ASA 1,567 11,202
SpareBank 1 Helgeland 16 265
Sparebank 1 Oestlandet 472 9,689
SpareBank 1 Sor-Norge ASA 1,023 22,867
Sparebanken More 1,066 12,532
Stolt-Nielsen, Ltd., Class R 491 16,463
Storebrand ASA 7,212 153,149
Subsea 7 SA 2,356 79,095
Telenor ASA 804 11,343
TGS ASA 6,789 91,196
#Var Energi ASA 2,001 9,958
Veidekke ASA 1,057 20,975
Wallenius Wilhelmsen ASA,
Class B 3,688 57,434
Wilh. Wilhelmsen Holding
ASA, Class A 119 9,636
Yara International ASA 974 45,875
TOTAL NORWAY 1,832,686
PORTUGAL — (0.3%)
Altri SGPS SA 1,470 8,009
Banco Comercial Portugues
SA, Class R 61,303 75,117
Shares Value
PORTUGAL — (Continued)
CTT-Correios de Portugal SA 913 $ 6,471
EDP Renewables SA 4,618 71,463
Galp Energia SGPS SA 6,956 157,583
Ibersol SGPS SA 90 995
Jeronimo Martins SGPS SA 1,414 28,243
#Mota-Engil SGPS SA 3,387 18,050
#Navigator Co. SA (The) 12,443 46,671
NOS SGPS SA 12,073 67,091
Semapa-Sociedade de
Investimento e Gestao 692 16,003
Sonae SGPS SA 26,227 61,558
*Teixeira Duarte SA 562 316
TOTAL PORTUGAL 557,570
SINGAPORE — (1.2%)
Aztech Global, Ltd. 3,600 1,879
Banyan Tree Holdings, Ltd. 2,100 900
BRC Asia, Ltd. 100 332
China Aviation Oil Singapore
Corp., Ltd. 8,800 11,927
City Developments, Ltd. 6,700 40,968
COSCO SHIPPING
International Singapore Co.,
Ltd. 55,000 5,098
CSE Global, Ltd. 21,405 20,008
DBS Group Holdings, Ltd. 4,100 236,394
Delfi, Ltd. 2,100 1,431
DFI Retail Group Holdings,
Ltd. 6,800 26,860
Far East Orchard, Ltd. 600 495
First Resources, Ltd. 22,800 60,206
Food Empire Holdings, Ltd. 6,240 11,811
Frasers Property, Ltd. 800 648
Frencken Group, Ltd. 2,800 5,387
Genting Singapore, Ltd. 75,900 37,542
Geo Energy Resources, Ltd. 21,500 8,290
Golden Agri-Resources, Ltd. 200,400 44,488
GuocoLand, Ltd. 9,800 17,405
Ho Bee Land, Ltd. 700 1,118
Hong Fok Corp., Ltd. 6,800 4,661
Hong Leong Asia, Ltd. 6,300 14,084
Hongkong Land Holdings, Ltd. 4,600 37,352
Hotel Grand Central, Ltd. 300 167
Hour Glass, Ltd. (The) 9,400 20,209
Hutchison Port Holdings Trust,
Class U 150,200 28,989
iFAST Corp., Ltd. 5,500 38,943
ISDN Holdings, Ltd. 16,569 8,325
Keppel, Ltd. 1,100 9,828
Marco Polo Marine, Ltd. 72,600 7,521
Mermaid Maritime PCL 1,200 96
Mewah International, Inc. 500 115
Micro-Mechanics Holdings,
Ltd. 100 209
Nanofilm Technologies
International, Ltd. 5,200 4,293
NETLINK NBN TRUST 29,700 23,366
Olam Group, Ltd. 41,300 45,038
OUE, Ltd. 700 545

Dimensional International Vector Equity ETF
continued
Shares Value
SINGAPORE — (Continued)
Oversea-Chinese Banking
Corp., Ltd. 7,600 $ 172,447
Pan-United Corp., Ltd. 1,000 1,254
Propnex, Ltd. 1,600 2,306
QAF, Ltd. 500 382
Raffles Medical Group, Ltd. 14,900 10,213
Riverstone Holdings, Ltd. 9,300 6,085
SATS, Ltd. 37,700 138,901
Seatrium, Ltd. 47,700 79,884
Sembcorp Industries, Ltd. 12,400 53,317
Sheng Siong Group, Ltd. 13,500 35,122
Sing Holdings, Ltd. 250 85
Singapore Airlines, Ltd. 54,400 326,281
Singapore Exchange, Ltd. 5,200 99,075
Singapore Land Group, Ltd. 800 2,056
Singapore Technologies
Engineering, Ltd. 17,200 135,049
Singapore
Telecommunications, Ltd. 28,500 98,567
StarHub, Ltd. 10,100 8,654
Straits Trading Co., Ltd. 628 783
Tiong Woon Corp. Holding,
Ltd. 300 243
Tuan Sing Holdings, Ltd. 4,793 1,139
United Overseas Bank, Ltd. 3,100 104,798
UOB-Kay Hian Holdings, Ltd. 10,615 33,983
UOL Group, Ltd. 5,500 42,413
Venture Corp., Ltd. 6,200 77,222
Vicom, Ltd. 200 282
Wee Hur Holdings, Ltd. 20,600 10,911
Wilmar International, Ltd. 8,500 26,021
Wing Tai Holdings, Ltd. 4,900 5,992
Yangzijiang Shipbuilding
Holdings, Ltd. 70,100 214,046
TOTAL SINGAPORE 2,464,439
SPAIN — (2.6%)
Acciona SA 519 142,476
Acerinox SA 2,401 48,012
ACS Actividades de
Construccion y Servicios SA 1,984 251,816
ΩAena SME SA 8,036 246,678
Almirall SA 1,771 22,617
Amadeus IT Group SA 2,233 137,040
Atresmedia Corp. de Medios
de Comunicacion SA 2,174 13,032
Audax Renovables SA 2,945 4,066
Azkoyen SA 16 195
Banco Bilbao Vizcaya
Argentaria SA 12,624 351,494
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 16,931 473,221
Banco de Sabadell SA 9,585 36,668
Banco Santander SA 21,997 311,752
Bankinter SA 12,912 236,654
CaixaBank SA 12,470 180,275
Ω*Cellnex Telecom SA 4,391 135,749
CIE Automotive SA 1,121 34,114
Shares Value
SPAIN — (Continued)
Construcciones y Auxiliar de
Ferrocarriles SA 942 $ 74,133
Corp ACCIONA Energias
Renovables SA 1,705 42,569
*Distribuidora Internacional de
Alimentacion SA 459 21,045
Ebro Foods SA 1,451 30,551
Elecnor SA 147 5,784
Enagas SA 6,003 116,862
#*Ence Energia y Celulosa SA 5,458 16,139
Endesa SA 2,746 133,833
Ferrovial NV 742 48,439
Ferrovial NV 486 31,639
Fluidra SA 1,641 36,402
ΩGestamp Automocion SA 8,379 28,246
ΩGlobal Dominion Access SA 6,019 19,598
*Grenergy Renovables SA 658 69,801
Grifols SA 5,619 64,417
Grupo Empresarial San Jose
SA 98 936
Iberdrola SA 2,445 58,089
Indra Sistemas SA 1,108 72,409
Industria de Diseno Textil SA 3,498 227,150
Laboratorios Farmaceuticos
Rovi SA 693 46,684
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 7,974 11,707
Logista Integral SA 784 33,375
Mapfre SA 23,521 119,993
Melia Hotels International SA 6,815 81,311
Miquel y Costas & Miquel SA 40 624
Naturgy Energy Group SA 5,396 179,794
Ω*Neinor Homes SA 52 948
*Obrascon Huarte Lain SA 52,082 25,887
ΩProsegur Cash SA 4,511 3,472
Prosegur Cia de Seguridad SA 3,739 12,992
Renta 4 Banco SA 16 358
Repsol SA 13,315 404,130
Sacyr SA 1,604 8,674
*Solaria Energia y Medio
Ambiente SA 5,537 107,153
*Tecnicas Reunidas SA 2,659 86,517
Telefonica SA 64,999 268,028
#Tubacex SA 2,891 10,095
ΩUnicaja Banco SA 25,614 98,018
Vidrala SA 356 35,880
Viscofan SA 1,554 102,628
TOTAL SPAIN 5,362,169
SWEDEN — (2.3%)
#AAK AB 1,491 32,102
ΩAcadeMedia AB 4,477 46,835
AddLife AB, Class B 1,724 29,203
AddTech AB, Class B 2,005 72,844
Alfa Laval AB 592 34,974
ΩAlimak Group AB 1,308 17,495
Alleima AB 4,816 57,045
Alligo AB, Class B 874 12,698
ΩAmbea AB, Class B 3,716 56,207

Dimensional International Vector Equity ETF
continued
Shares Value
SWEDEN — (Continued)
AQ Group AB 140 $ 3,008
Arjo AB, Class B 4,013 11,408
*Asmodee Group AB, Class B 1,448 22,524
Assa Abloy AB, Class B 1,765 65,327
Atlas Copco AB, Class A 3,661 77,173
Atlas Copco AB, Class B 1,791 33,013
ΩAttendo AB 6,186 70,938
Avanza Bank Holding AB 1,249 51,243
Avarda Bank AB 1,516 29,843
Axfood AB 1,420 36,214
Beijer Alma AB, Class B 44 1,374
Bergman & Beving AB 1,010 29,008
Betsson AB, Class B 1,032 9,963
#*Better Collective A/S 822 10,409
*BHG Group AB 7,935 16,078
Bilia AB, Class A 1,957 31,571
ΩBioArctic AB, Class B 516 17,579
Bjorn Borg AB 32 218
Boliden AB 6,389 319,316
*Bonava AB, Class B 548 577
Ω*Boozt AB 69 1,211
ΩBravida Holding AB 4,560 62,808
Byggmax Group AB 2,073 11,234
Catella AB 92 193
#Clas Ohlson AB, Class B 612 26,866
Cloetta AB, Class B 284 1,704
Ω#Coor Service Management
Holding AB 6,867 34,004
*Cynca Nordic AB 520 877
Ω*Dustin Group AB 59,840 11,366
Eastnine AB 2,905 14,297
Elanders AB, Class B 21 112
*Electrolux AB, Class B 24,582 71,556
Elekta AB, Class B 7,386 37,456
*Embracer Group AB, Class B 453 3,198
Engcon AB, Class B 27 186
Eolus AB, Class B 44 167
Ependion AB 76 1,241
Epiroc AB, Class A 1,248 31,933
Epiroc AB, Class B 1,477 32,296
Essity AB, Class B 5,439 158,039
Ω*Evolution AB 1,235 94,269
Getinge AB, Class B 2,413 60,047
Granges AB 1,487 27,932
H & M Hennes & Mauritz AB,
Class B 1,965 35,881
Hanza AB 596 8,397
*Hexatronic Group AB 10,617 42,156
Hexpol AB 1,859 17,284
#Holmen AB, Class B 462 15,642
Humana AB 624 4,121
*Humble Group AB 247 147
#Husqvarna AB, Class B 12,161 49,473
Indutrade AB 239 5,983
Instalco AB 13,756 54,072
*International Petroleum Corp. 1,975 44,800
Inwido AB 1,987 35,824
JM AB 1,701 21,949
Shares Value
SWEDEN — (Continued)
*Karnell Group AB, Class B 1,190 $ 11,177
Lagercrantz Group AB, Class
B 2,388 56,070
Loomis AB, Class B 1,365 75,118
Medicover AB, Class B 477 11,275
MEKO AB 4,232 34,091
Midsona AB, Class B 132 163
*Modern Times Group MTG
AB, Class B 2,825 38,673
*Morrow Bank AB 2,508 3,286
ΩMunters Group AB 1,300 23,029
Mycronic AB 170 5,592
NCAB Group AB 114 822
NCC AB, Class B 2,515 44,764
Nederman Holding AB 2,469 33,179
New Wave Group AB, Class B 669 6,627
Nolato AB, Class B 4,793 24,518
Nordnet AB publ. 794 30,378
*Norion Bank AB 1,673 10,277
*Note AB 949 14,325
*Orron Energy AB 6,724 5,096
*Ovzon AB 96 377
Peab AB, Class B 3,170 31,301
Proact IT Group AB 771 9,973
Ratos AB, Class B 6,095 22,987
RaySearch Laboratories AB,
Class B 839 15,760
Rejlers AB, Class B 967 15,995
Rusta AB 2,656 24,569
Rvrc Holding AB 1,920 12,216
Sandvik AB 1,680 62,692
Scandi Standard AB 1,097 16,444
ΩScandic Hotels Group AB 3,671 32,573
*Sdiptech AB, Class B 794 20,125
Securitas AB, Class B 4,303 69,010
Ω*Sinch AB 11,677 49,021
Skandinaviska Enskilda
Banken AB, Class A 3,198 74,855
Skanska AB, Class B 1,812 50,656
SKF AB, Class B 2,297 62,072
SkiStar AB 550 9,605
Softronic AB, Class B 52 122
Solid Forsakring AB 36 402
SSAB AB, Class B 5,042 52,878
#*Stillfront Group AB 2,076 1,442
Svedbergs Group AB, Class B 25 151
Svenska Cellulosa AB SCA,
Class B 3,904 44,298
Svenska Handelsbanken AB,
Class A 1,527 23,313
Sweco AB, Class B 1,032 14,506
Swedbank AB, Class A 1,728 69,011
*Swedish Orphan Biovitrum
AB, Class A 108 5,328
Synsam AB 7,752 45,992
Systemair AB 197 1,724
Tele2 AB, Class B 9,442 163,454
Telefonaktiebolaget LM
Ericsson, Class B 26,294 258,585

Dimensional International Vector Equity ETF
continued
Shares Value
SWEDEN — (Continued)
Telia Co. AB 36,138 $ 167,356
Ω#Thule Group AB 1,074 24,632
Trelleborg AB, Class B 317 14,042
VBG Group AB, Class B 1,063 36,381
*Viaplay Group AB, Class B 2,672 381
Volvo AB, Class A 1,696 64,925
Volvo AB, Class B 15,668 598,307
#*Volvo Car AB, Class B 14,058 29,707
TOTAL SWEDEN 4,840,536
SWITZERLAND — (7.3%)
ABB, Ltd., Registered 1,195 117,454
Accelleron Industries AG 1,665 149,923
Adecco Group AG 1,465 40,742
#Alcon AG 2,004 138,156
Allreal Holding AG, Registered 526 137,506
ALSO Holding AG, Registered 53 12,630
*Amrize, Ltd. 1,278 62,507
*Amrize, Ltd. 3,889 190,737
*ams-OSRAM AG 8,338 164,379
#APG SGA SA 16 3,945
*Aryzta AG 721 47,232
Ascom Holding AG, Registered 1,173 7,409
Autoneum Holding AG 135 21,792
*Avolta AG 5,534 330,651
Banque Cantonale de Geneve,
Class BR 1,258 50,535
Banque Cantonale Vaudoise,
Registered 851 133,585
#Barry Callebaut AG,
Registered 91 126,762
*Basilea Pharmaceutica Ag
Allschwil, Registered 414 26,558
Bell Food Group AG 67 15,055
Berner Kantonalbank AG,
Registered 113 53,843
Bossard Holding AG,
Registered, Class A 376 105,032
Bucher Industries AG,
Registered 144 56,244
Burckhardt Compression
Holding AG 158 94,325
Burkhalter Holding AG 206 34,832
Calida Holding AG, Registered 139 2,632
Cembra Money Bank AG 1,847 205,007
#*Cicor Technologies, Ltd.,
Registered 101 14,656
Cie Financiere Richemont SA,
Registered 1,206 284,563
Cie Financiere Tradition SA,
Class BR 149 54,513
*Clariant AG, Registered 10,809 122,245
Cosmo NV 633 46,944
CPH Group AG 12 860
Daetwyler Holding AG, Class
BR 311 52,817
DKSH Holding AG 968 80,163
#*DocMorris AG 1,274 15,463
dormakaba Holding AG 840 60,323
*EFG International AG 3,790 75,327
Shares Value
SWITZERLAND — (Continued)
Emmi AG, Registered 55 $ 59,008
EMS-Chemie Holding AG 3 3,031
Flughafen Zurich AG,
Registered 596 174,590
Forbo Holding AG, Registered 60 67,635
ΩGalenica AG 1,189 126,314
Geberit AG, Registered 382 251,283
#Givaudan SA, Registered 9 35,931
Glarner Kantonalbank 135 4,205
Helvetia Baloise Holding AG,
Registered 1,164 311,916
*Holcim AG 4,275 387,527
Huber + Suhner AG,
Registered 207 48,459
Implenia AG, Registered 981 77,602
Investis Holding SA 204 38,327
Julius Baer Group, Ltd.,
Registered 2,618 229,360
Jungfraubahn Holding AG,
Registered 253 81,462
Kardex Holding AG,
Registered 177 52,068
#*Kudelski SA, Class BR 260 392
Kuehne + Nagel International
AG, Class R 277 70,427
#*Landis+Gyr Group AG 653 36,845
Liechtensteinische
Landesbank AG 250 34,918
#Logitech International SA,
Class R 481 49,293
Lonza Group AG, Registered 164 113,962
Luzerner Kantonalbank AG,
Registered 582 80,137
ΩMedacta Group SA 310 50,578
ΩMedmix AG 150 1,639
Meier Tobler Group AG 16 668
*Meyer Burger Technology
AG, Class A 96 1
Mikron Holding AG, Registered 36 756
#Mobimo Holding AG,
Registered 362 156,380
Ω*Montana Aerospace AG 1,097 32,813
Naturenergie Holding AG 323 12,456
#Nestle SA, Registered 10,763 1,077,697
Novartis AG, Class B,
Sponsored ADR 7,978 1,245,765
Novartis AG, Registered 184 28,792
OC Oerlikon Corp. AG
Pfaeffikon 7,169 42,046
Partners Group Holding AG 214 177,749
Ω*PolyPeptide Group AG 117 6,334
*Rieter Holding AG, Registered 104 391
Roche Holding AG 4,259 1,861,421
Roche Holding AG, Class BR 273 121,003
Sandoz Group AG 3,430 278,792
Schindler Holding AG, Class
PC 83 26,119
Schindler Holding AG,
Registered 41 12,543

Dimensional International Vector Equity ETF
continued
Shares Value
SWITZERLAND — (Continued)
Ω*Sensirion Holding AG 28 $ 2,527
SFS Group AG 325 53,025
SGS SA, Registered 2,335 276,431
*Siegfried Holding AG,
Registered 1,201 112,447
*SIG Group AG 4,860 88,243
Sika AG, Registered 866 194,651
*Softwareone Holding AG 6,249 67,893
Sonova Holding AG 883 240,109
St. Galler Kantonalbank AG,
Registered 100 80,341
#Stadler Rail AG 2,555 77,308
Sulzer AG, Registered 611 110,562
#*Sunrise Communications AG 2,610 137,686
Swatch Group AG (The), Class
BR 1,076 239,791
Swatch Group AG (The),
Registered 924 41,229
Swiss Life Holding AG,
Registered 245 289,137
Swiss Prime Site AG,
Registered 1,590 259,022
Swiss Re AG, Registered 3,342 557,034
Swisscom AG, Registered 909 698,842
#Swissquote Group Holding
SA, Registered 1,620 83,858
Tecan Group AG, Class R 545 125,362
Temenos AG, Registered 449 37,155
UBS Group AG 903 47,491
UBS Group AG 4,889 257,846
Valiant Holding AG 819 159,943
Vaudoise Assurances Holding
SA 46 45,656
Vontobel Holding AG, Class R 1,015 108,268
VP Bank AG, Class A 476 56,363
Walliser Kantonalbank,
Registered 207 41,449
Zehnder Group AG,
Registered 421 35,229
Zug Estates Holding AG, Class
B 14 38,415
Zurich Insurance Group AG 273 207,791
TOTAL SWITZERLAND 15,377,086
UNITED KINGDOM — (10.6%)
Admiral Group PLC 3,037 154,163
ΩAirtel Africa PLC 33,450 149,901
Anglo American PLC 1,609 80,831
Antofagasta PLC 4,683 230,343
Associated British Foods PLC 3,913 109,900
AstraZeneca PLC 319 54,229
AstraZeneca PLC 3,355 569,142
Aviva PLC 9,186 85,718
B&M European Value Retail
PLC 20,751 62,162
Babcock International Group
PLC 6,178 93,201
BAE Systems PLC 8,036 226,455
Balfour Beatty PLC 3,890 45,152
Barclays PLC 55,886 382,586
Shares Value
UNITED KINGDOM — (Continued)
Barratt Redrow PLC,
Registered 16,640 $ 65,679
Beazley PLC 9 156
Bellway PLC 1,346 36,010
*Berkeley Group Holdings PLC 2,411 113,561
BP PLC, Sponsored ADR 28,243 1,277,149
British American Tobacco
PLC, Sponsored ADR 4,096 248,422
BT Group PLC, Registered 248,623 673,518
Bunzl PLC 2,926 110,333
*Burberry Group PLC 12,023 192,137
Canal+ SA 18,107 64,086
Centrica PLC 37,794 78,835
*Coca-Cola HBC AG 1,879 126,686
Compass Group PLC 11,843 375,541
Computacenter PLC 1,963 121,466
ΩConvatec Group PLC 5,547 16,722
Cranswick PLC 895 64,438
Croda International PLC 3,805 164,114
DCC Energy PLC 1,811 154,272
Diageo PLC 14,673 322,752
#Diageo PLC, Sponsored ADR 2,351 207,029
Drax Group PLC 31,052 308,188
Endeavour Mining PLC 4,521 214,283
Endeavour Mining PLC 6,600 312,110
Experian PLC 6,995 262,637
*Frasers Group PLC 8,138 88,764
Fresnillo PLC 5,613 186,954
Games Workshop Group PLC 647 166,478
*Glencore PLC 7,761 56,713
Grainger PLC 19,447 45,668
Greggs PLC 289 7,312
GSK PLC 3,952 102,725
GSK PLC, Class B, ADR 12,251 633,254
Harbour Energy PLC 10,751 34,637
Helios Towers PLC 28,377 74,773
Hikma Pharmaceuticals PLC 3,242 69,152
Hill & Smith PLC 2,379 91,244
Hiscox, Ltd. 2,312 56,285
Hochschild Mining PLC 17,699 102,753
Howden Joinery Group PLC 13,331 141,458
HSBC Holdings PLC,
Registered 39,369 834,978
IG Group Holdings PLC 4,790 94,114
IMI PLC 2,402 94,906
Imperial Brands PLC 12,336 468,983
Inchcape PLC 8,656 97,675
Informa PLC 14,260 169,989
International Workplace Group
PLC 9,068 24,053
Intertek Group PLC 1,510 118,674
Investec PLC 8,541 74,596
Ithaca Energy PLC 6,932 22,594
ITV PLC 129,713 129,612
J Sainsbury PLC 62,112 300,413
JD Sports Fashion PLC 183,753 221,222
Johnson Matthey PLC 4,671 125,217
Keller Group PLC 1,031 41,957

Dimensional International Vector Equity ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Kingfisher PLC 48,287 $ 200,535
Legal & General Group PLC 25,573 103,382
Lion Finance Group PLC 1,330 207,801
Lloyds Banking Group PLC 377,783 583,137
Man Group PLC 23,660 96,222
Marks & Spencer Group PLC 30,371 165,572
Melrose Industries PLC 32,803 200,549
Mitie Group PLC 43,979 122,512
Mondi PLC 5,996 71,993
Morgan Sindall Group PLC 1,130 67,367
NatWest Group PLC 48,968 465,113
Next PLC 1,174 234,538
Ninety One PLC 16,034 45,788
OSB Group PLC 11,709 87,690
Pan African Resources PLC 86,302 107,024
Persimmon PLC 7,597 113,176
Plus500, Ltd. 2,477 130,337
Premier Foods PLC 13,315 34,816
Prudential PLC, Sponsored
ADR 10,099 305,596
QinetiQ Group PLC 9,621 65,514
Reckitt Benckiser Group PLC 9,413 663,779
Rio Tinto PLC 163 15,737
Rio Tinto PLC, Sponsored
ADR 375 36,319
Rolls-Royce Holdings PLC 38,911 768,606
RS GROUP PLC 2,048 19,334
Serco Group PLC 46,746 151,987
Shell PLC, ADR 19,232 1,768,959
Smith & Nephew PLC 2,415 37,651
#Smith & Nephew PLC,
Sponsored ADR 788 24,869
Softcat PLC 2,643 68,646
SSE PLC 4,543 143,429
St. James's Place PLC 14,209 201,448
Standard Chartered PLC 7,147 210,443
Standard Life PLC 1,765 21,924
Sunbelt Rentals Holdings, Inc. 6,445 458,994
Taylor Wimpey PLC 50,774 53,297
TBC Bank Group PLC 1,938 125,500
Tesco PLC 86,063 566,935
TP ICAP Group PLC 29,695 136,910
Unilever PLC, ADR 6,505 412,482
Vodafone Group PLC 206,705 327,827
Whitbread PLC 4,193 141,633
TOTAL UNITED KINGDOM 22,196,431
UNITED STATES — (0.1%)
Coeur Mining, Inc. 18,050 269,125
#*Keel Infrastructure Corp. 986 3,914
Sunococorp LLC 208 15,900
TOTAL UNITED STATES 288,939
TOTAL COMMON STOCKS 201,868,296
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
#Dr. Ing. h.c. F. Porsche AG
2.380% 1,992 97,268
Shares Value
GERMANY — (Continued)
Draegerwerk AG & Co. KGaA
2.070% 373 $ 46,950
Einhell Germany AG, Class P
2.690% 350 28,470
FUCHS SE 3.060% 1,753 80,999
Henkel AG & Co. KGaA
2.740% 2,432 211,595
Jungheinrich AG 1.190% 791 22,152
Porsche Automobil Holding SE
5.250% 3,663 121,292
Sixt SE, Class A 5.380% 466 32,062
STO SE & Co. KGaA 0.320% 63 7,002
Volkswagen AG, Class A
7.050% 4,602 395,312
TOTAL GERMANY 1,043,102
TOTAL PREFERRED
STOCKS 1,043,102
TOTAL INVESTMENT SECURITIES — (96.8%)
(Cost $169,163,274) 202,911,398
SECURITIES LENDING COLLATERAL — (3.2%)
@§The DFA Short Term
Investment Fund 581,740 6,728,989
TOTAL INVESTMENTS — ( 100.0% )
(Cost $175,892,263) $ 209,640,387

Dimensional International Vector Equity ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $3,771,788 which represented 1.9% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 11,390,805 $ — $ 5,380 $ 11,396,185
Austria ....................... 1,469,319 — — 1,469,319
Belgium ...................... 2,581,461 — — 2,581,461
Canada ...................... 24,821,631 — — 24,821,631
Denmark ..................... 3,494,775 — — 3,494,775
Finland ....................... 3,695,574 — — 3,695,574
France ....................... 14,961,798 — — 14,961,798
Germany ..................... 15,399,522 — — 15,399,522
Hong Kong .................... 3,032,079 51,989 — 3,084,068
Ireland ....................... 966,900 — — 966,900
Israel ........................ 2,431,869 — — 2,431,869
Italy ......................... 5,635,565 — — 5,635,565
Japan ........................ 50,759,207 — — 50,759,207
Netherlands ................... 7,803,767 — — 7,803,767
New Zealand .................. 446,799 — — 446,799
Norway ....................... 1,832,686 — — 1,832,686
Portugal ...................... 557,570 — — 557,570
Singapore ..................... 2,464,439 — — 2,464,439
Spain ........................ 5,362,169 — — 5,362,169
Sweden ...................... 4,840,536 — — 4,840,536
Switzerland .................... 15,377,085 1 — 15,377,086
United Kingdom ................ 22,196,431 — — 22,196,431
United States .................. 288,939 — — 288,939
Preferred Stocks
Germany ..................... 1,043,102 — — 1,043,102
Securities Lending Collateral ........ — 6,728,989 — 6,728,989
Total Investments .................
$202,854,028 $6,780,979 $5,380> $209,640,387
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.

Dimensional Emerging Core Equity Market ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.2%)
BRAZIL — (3.2%)
Allied Tecnologia SA 31,746 $ 28,618
Allos SA 344,877 1,838,882
Alupar Investimento SA 27,414 176,010
Ambev SA 530,400 1,669,294
#Ambev SA, Sponsored ADR 1,503,667 4,676,404
Anima Holding SA 244,946 105,101
Armac Locacao Logistica E
Servicos SA 56,600 39,659
*Auren Energia SA 82,548 178,398
*Axia Energia SA 157,968 1,617,099
Axia Energia SA 653,071 6,789,527
#*Axia Energia SA, ADR 54,222 554,149
Axia Energia SA, Sponsored
ADR 270,747 2,834,721
Azzas 2154 SA 104,638 338,176
B3 SA - Brasil Bolsa Balcao 3,327,239 10,301,333
Banco ABC Brasil SA 98,877 467,076
ΩBanco BMG SA 191,621 200,648
Banco Bradesco SA 2,316,871 8,404,423
Banco Bradesco SA 937,900 2,951,792
Banco Bradesco SA,
Sponsored ADR 557,700 2,013,297
Banco BTG Pactual SA 689,367 7,706,897
Banco do Brasil SA 1,362,167 5,724,123
Banco Santander Brasil SA 1,788,902 10,077,131
#Banco Santander Brasil SA,
Sponsored ADR 38,962 220,915
BB Seguridade Participacoes
SA 506,693 4,114,858
Bemobi Mobile Tech SA 44,600 208,926
Blau Farmaceutica SA 45,100 76,341
Bradsaude SA 375,386 1,176,256
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 46,777 175,299
Brava Energia 206,679 805,457
C&A MODAS SA 318,100 591,039
Caixa Seguridade
Participacoes S/A 129,200 514,954
Camil Alimentos SA 98,692 91,104
Cia Brasileira de Aluminio 201,360 439,131
*Cia Brasileira de Distribuicao 265,193 135,189
Cia de Ferro Ligas da Bahia
FERBASA 117,348 138,351
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 1,037,216 5,654,962
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 793,913 4,326,826
Cia de Saneamento de Minas
Gerais Copasa MG 137,000 1,730,347
Cia de Saneamento do Parana
Sanepar 167,524 234,438
Cia de Saneamento do Parana
Sanepar 558,900 3,985,503
Shares Value
BRAZIL — (Continued)
Cia de Saneamento do Parana
Sanepar 400 $ 634
Cia Energetica de Minas
Gerais 374 1,203
Cia Energetica de Minas
Gerais, Sponsored ADR 467,070 1,022,883
Cia Paranaense de Energia
- Copel 1,168,545 3,410,887
#Cia Paranaense de Energia -
Copel, ADR 89,557 1,050,504
*Cia Siderurgica Nacional SA 548,628 522,642
CM Hospitalar SA 41,778 5,674
Cogna Educacao SA 2,050,029 919,974
Construtora Tenda S/A 133,100 794,568
*Cosan SA 102,054 81,753
CPFL Energia SA 164,200 1,491,185
CSU Digital SA 100 279
Cury Construtora e
Incorporadora SA 128,712 762,293
*CVC Brasil Operadora e
Agencia de Viagens SA 443,009 114,226
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 232,692 978,739
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 37,062 148,594
ΩDesktop SA 113,946 417,150
*Dexco SA 403,393 404,929
*Diagnosticos da America SA 32,000 16,439
Dimed SA - Distribuidora da
Medicamentos 104,773 244,370
Direcional Engenharia SA 325,085 726,229
EcoRodovias Infraestrutura e
Logistica SA 310,660 423,740
Embraer SA 201,700 3,449,502
Embraer SA, Sponsored ADR 84,075 5,744,845
Empreendimentos Pague
Menos S/A 441,245 276,177
Energisa S/A 302,913 2,969,713
*Eneva SA 595,011 3,081,247
Engie Brasil Energia SA 209,749 1,230,260
Equatorial SA 844,504 6,426,053
Eucatex SA Industria e
Comercio 100 453
Even Construtora e
Incorporadora S/A 102,175 97,134
Ez Tec Empreendimentos e
Participacoes S/A 177,332 386,381
Fleury SA 157,416 531,056
Fras-Le SA 68,206 284,200
Gerdau SA, Sponsored ADR 475,174 2,356,863
ΩGPS Participacoes e
Empreendimentos SA 179,435 413,919
Grendene SA 261,201 192,791

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
BRAZIL — (Continued)
*Grupo Casas Bahia SA 85,092 $ 13,064
Grupo Mateus SA 62,579 49,638
Grupo SBF SA 176,200 327,732
GUARARAPES
CONFECCOES SA 216,965 339,498
*Hidrovias do Brasil SA 85,432 52,800
Hypera SA 75,057 314,224
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 102,622 295,909
Iochpe Maxion SA 92,375 176,545
Irani Papel e Embalagem SA 130,600 208,471
IRB-Brasil Resseguros SA 82,710 912,624
Itau Unibanco Holding SA,
Sponsored ADR 593,801 5,023,556
JBS NV 255,344 3,553,250
JHSF Participacoes SA 358,876 781,232
JSL SA 91,191 100,513
Kepler Weber SA 156,627 196,684
Klabin SA 791,281 2,842,329
Lavvi Empreendimentos
Imobiliarios SA 72,210 146,676
Localiza Rent a Car SA 716,750 5,305,811
Localiza Rent a Car SA, Class
A 25,896 186,193
LOG Commercial Properties e
Participacoes SA 87,148 436,199
*Log-in Logistica Intermodal
SA 13,500 75,064
Lojas Renner SA 790,397 2,115,753
ΩLWSA SA 344,114 251,957
M Dias Branco SA 6,912 23,332
Magazine Luiza SA 317,422 314,257
Mahle Metal Leve SA 60,658 380,616
Marcopolo SA 11,981 11,555
MBRF Global Foods Co. SA 148,419 512,389
#MBRF Global Foods Co. SA,
ADR 24,027 82,653
Mills Locacao Servicos e
Logistica SA 201,288 623,992
Minerva SA 219,503 158,126
Motiva Infraestrutura de
Mobilidade SA 844,144 2,452,357
Moura Dubeux Engenharia S/A 78,302 380,826
Movida Participacoes SA 250,469 388,473
*MRV Engenharia e
Participacoes SA 491,656 458,691
Multiplan Empreendimentos
Imobiliarios SA 113,928 630,784
*Natura Cosmeticos SA 628,979 1,037,435
*NU Holdings, Ltd., Class A 784,943 11,248,233
Oceanpact Servicos Maritimos
SA 123,275 249,915
Petroleo Brasileiro SA
- Petrobras 992,406 9,579,009
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 1,255,850 21,537,827
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 103,050 1,999,170
Shares Value
BRAZIL — (Continued)
Petroreconcavo S/A 151,042 $ 317,207
Plano & Plano
Desenvolvimento Imobiliario
SA 42,204 61,138
Porto Seguro SA 164,500 1,771,063
*PRIO SA 796,009 9,533,652
Qualicorp Consultoria e
Corretora de Seguros SA 208,400 62,758
Raia Drogasil SA 1,072,693 3,901,738
*Raizen SA 294,504 15,071
ΩRede D'Or Sao Luiz SA 329,474 2,246,362
Rumo SA 609,100 1,731,157
Sao Martinho S/A 4,200 12,003
Sendas Distribuidora S/A 607,824 1,016,898
#Sendas Distribuidora S/A,
ADR 55,425 458,365
ΩSer Educacional SA 133,100 318,037
SIMPAR SA 65,672 99,659
SLC Agricola SA 211,728 557,590
Smartfit Escola de Ginastica e
Danca SA 274,902 1,065,921
Suzano SA 500,803 4,270,081
#Suzano SA, Sponsored ADR 120,100 1,023,252
SYN prop e tech SA 44,500 35,823
Tegma Gestao Logistica SA 52,423 314,188
Telefonica Brasil SA 272,900 1,752,675
Telefonica Brasil SA, ADR 155,696 2,011,592
TIM SA 571,800 2,186,743
TIM SA, ADR 31,600 605,772
TOTVS SA 127,313 778,314
Transmissora Alianca de
Energia Eletrica S/A 170,849 1,333,662
Tres Tentos Agroindustrial S/A 79,512 184,670
Trisul SA 87,392 73,276
Ultrapar Participacoes SA 639,800 4,161,946
Ultrapar Participacoes SA,
Sponsored ADR 74,084 481,546
Unifique Telecomunicacoes
S/A 12,600 13,392
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 14,900 19,062
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 511,570 741,077
Vale SA 454,316 6,821,022
Vale SA, Class B, Sponsored
ADR 1,832,900 27,603,474
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 46,675 167,843
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 620,558 407,952
Vibra Energia SA 1,104,715 7,838,559
Vivara Participacoes SA 116,600 509,027
Vulcabras SA 90,355 247,555
WEG SA 908,700 8,441,959
Wiz Co. 84,515 138,900
YDUQS Participacoes SA 267,578 435,022
TOTAL BRAZIL 305,834,508

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHILE — (0.4%)
Aguas Andinas SA, Class A 848,272 $ 310,173
Banco de Chile 4,969,225 1,036,742
Banco de Chile, Sponsored
ADR 101,012 4,176,846
Banco de Credito e
Inversiones SA 45,586 3,284,637
Banco Itau Chile SA 21,718 491,212
Banco Santander Chile 16,657,136 1,452,986
Banco Santander Chile,
Sponsored ADR 57,737 1,998,278
Besalco SA 31,632 38,157
BICECORP SA 1,667 720
Camanchaca SA 2,668 194
*CAP SA 62,036 396,146
Cencosud SA 847,991 1,785,441
Cencosud Shopping SA 27,285 68,619
Cia Cervecerias Unidas SA 112,399 651,895
Colbun SA 2,926,761 438,128
Embotelladora Andina SA,
Sponsored ADR 995 29,900
Empresa Nacional de
Telecomunicaciones SA 151,158 590,973
Empresas CMPC SA 618,808 703,134
Empresas Copec SA 247,578 1,693,229
Empresas Lipigas SA 64 588
Enel Americas SA 6,078,370 576,037
Enel Chile SA 19,140,782 1,690,248
Enel Chile SA, Sponsored
ADR 1,195 5,306
Engie Energia Chile SA 300,196 595,558
Falabella SA 447,348 2,994,927
Forus SA 116 236
Instituto de Diagnostico SA 124 332
Inversiones La Construccion
SA 19,150 447,567
Latam Airlines Group SA 59,237,628 1,578,437
#Latam Airlines Group SA,
ADR 59,862 3,158,319
Multiexport Foods SA 580 172
Parque Arauco SA 303,326 1,288,149
PAZ Corp. SA 400 369
Plaza SA 394,222 1,600,665
Ripley Corp. SA 1,252,051 515,128
Salfacorp SA 238,745 313,707
Sigdo Koppers SA 4,830 8,625
SMU SA 2,044,404 280,631
Sociedad Matriz SAAM SA 172,028 24,907
Sociedad Quimica y Minera de
Chile SA, Class B 5,190 350,481
Sociedad Quimica y Minera de
Chile SA, Sponsored ADR 61,602 4,131,030
SONDA SA 55,132 18,368
Veolia Inversiones Aguas Del
Gran Santiago, Ltda. 320,564 325,296
Vina Concha y Toro SA 137,206 124,723
TOTAL CHILE 39,177,216
CHINA — (20.8%)
360 Security Technology, Inc.,
Class A 225,200 311,120
Shares Value
CHINA — (Continued)
361 Degrees International, Ltd. 956,000 $ 569,338
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 150,400 443,401
Ω*3SBio, Inc. 2,453,500 5,231,397
*5I5J Holding Group Co., Ltd.,
Class A 209,500 69,798
AAC Technologies Holdings,
Inc. 787,500 3,870,415
*ABA Chemicals Corp. 71,400 54,554
*Accelink Technologies Co.,
Ltd., Class A 32,600 780,317
*ADAMA, Ltd., Class A 38,300 30,228
*Addsino Co., Ltd., Class A 34,800 73,017
*Adicon Holdings, Ltd. 19,000 7,996
Advanced Fiber Resources
Zhuhai, Ltd. 4,400 133,758
Advanced Micro-Fabrication
Equipment, Inc. China, Class A 20,478 1,043,094
Advanced Technology &
Materials Co., Ltd., Class A 52,300 122,359
*AECC Aero Science and
Technology Co., Ltd., Class A 30,400 124,690
AECC Aero-Engine Control
Co., Ltd., Class A 67,500 181,109
AECC Aviation Power Co.,
Ltd., Class A 81,800 420,543
Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 39,100 81,750
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 48,900 98,547
Agricultural Bank of China,
Ltd., Class H 18,001,000 14,485,094
Aier Eye Hospital Group Co.,
Ltd., Class A 513,847 690,871
*Air China, Ltd., Class H 1,504,000 818,976
ΩAK Medical Holdings, Ltd. 544,000 382,249
Ω#*Akeso, Inc. 272,000 3,258,825
Alibaba Group Holding, Ltd.,
Class W 7,626,200 113,786,141
Alibaba Group Holding, Ltd.,
Sponsored ADR 305,115 37,300,309
#*Alibaba Health Information
Technology, Ltd. 3,022,000 1,383,516
ΩA-Living Smart City Services
Co., Ltd., Class H 553,000 127,644
All Winner Technology Co.,
Ltd., Class A 37,548 186,478
Allmed Medical Products Co.,
Ltd., Class A 74,900 102,256
*Alpha Group, Class A 67,800 82,825
Ω*Alphamab Oncology 135,000 128,603
Aluminum Corp. of China, Ltd.,
Class H 3,984,000 4,298,184
AMC Research Shanghai, Inc.,
Class A 4,733 190,549
Amlogic Shanghai Co., Ltd.,
Class A 19,578 282,361

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Amoy Diagnostics Co., Ltd.,
Class A 40,300 $ 104,131
An Hui Wenergy Co., Ltd.,
Class A 125,500 148,294
#*Angang Steel Co., Ltd.,
Class H 658,000 103,211
Angel Yeast Co., Ltd., Class A 55,600 345,123
ΩAngelalign Technology, Inc. 59,800 609,317
Anhui Anfu Battery Technology
Co., Ltd. 22,185 123,089
Anhui Anke Biotechnology
Group Co., Ltd., Class A 99,900 122,186
Anhui Construction
Engineering Group Co., Ltd.,
Class A 179,224 126,853
Anhui Expressway Co., Ltd.,
Class H 328,000 655,030
*Anhui Gourgen Traffic
Construction Co., Ltd. 73,000 58,587
Anhui Gujing Distillery Co.,
Ltd., Class A 14,200 199,646
*Anhui Guofeng New Materials
Co., Ltd. 53,200 65,226
Anhui Heli Co., Ltd., Class A 67,900 183,590
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 70,800 82,821
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 57,600 174,078
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 95,400 69,077
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 89,900 349,701
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 210,940 155,236
Anhui Jinhe Industrial Co.,
Ltd., Class A 39,536 123,056
Anhui Korrun Co., Ltd., Class
A 31,700 85,101
Anhui Kouzi Distillery Co., Ltd.,
Class A 13,500 41,659
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 64,500 62,175
*Anhui Tatfook Technology
Co., Ltd., Class A 73,800 85,346
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 50,860 45,261
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 90,000 123,671
Anhui XDLK Microsystem
Corp., Ltd. 11,297 63,081
Anhui Yingjiagongjiu Co., Ltd. 33,800 194,540
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 34,100 216,363
Shares Value
CHINA — (Continued)
*Anhui ZhongDianXinLong
Science and Technology Co.,
Ltd., Class A 39,900 $ 52,582
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 101,100 258,237
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 11,350 398,949
Anjoy Foods Group Co., Ltd.,
Class A 21,100 280,848
Anker Innovations Technology
Co., Ltd., Class A 22,907 413,848
Anshan Hifichem Co., Ltd.,
Class A 35,300 51,695
*Anshan Senyuan Road &
Bridge Co., Ltd. 23,100 29,929
ANTA Sports Products, Ltd. 1,176,000 11,840,084
Anton Oilfield Services Group 670,000 69,208
Aoshikang Technology Co.,
Ltd., Class A 20,500 119,720
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 235,400 89,233
Apeloa Pharmaceutical Co.,
Ltd., Class A 97,400 291,620
*ApicHope Pharmaceutical
Group Co., Ltd. 17,700 92,518
*Appotronics Corp., Ltd. 27,587 42,156
APT Medical, Inc., Class A 7,434 250,317
*Arctech Solar Holding Co.,
Ltd. 14,123 56,505
Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 64,100 492,230
Ω#AsiaInfo Technologies, Ltd. 87,200 50,374
Asian Star Anchor Chain Co.,
Ltd., Class A 75,200 95,762
Asymchem Laboratories
Tianjin Co., Ltd., Class A 16,300 368,436
Aurisco Pharmaceutical Co.,
Ltd., Class A 11,900 34,396
Autel Intelligent Technology
Corp., Ltd., Class A 49,389 214,496
Autobio Diagnostics Co., Ltd.,
Class A 37,800 185,323
Avary Holding Shenzhen Co.,
Ltd., Class A 116,400 1,404,715
AviChina Industry &
Technology Co., Ltd., Class H 2,437,000 935,443
AVICOPTER PLC, Class A 26,800 106,670
Bafang Electric Suzhou Co.,
Ltd., Class A 9,276 35,135
*BAIC BluePark New Energy
Technology Co., Ltd., Class A 118,700 105,810
*BAIC Foton Motor Co., Ltd.,
Class A 716,200 334,058
Ω#*BAIC Motor Corp., Ltd.,
Class H 1,882,000 208,802
Baimtec Material Co., Ltd. 15,596 119,163

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Baiyin Nonferrous Group Co.,
Ltd., Class A 461,527 $ 341,016
Bank of Beijing Co., Ltd.,
Class A 1,027,400 794,123
Bank of Changsha Co., Ltd.,
Class A 238,100 335,993
Bank of Chengdu Co., Ltd.,
Class A 171,200 468,979
Bank of China, Ltd., Class H 46,655,000 32,782,729
Bank of Chongqing Co., Ltd.,
Class H 470,500 513,604
Bank of Communications Co.,
Ltd., Class H 7,511,000 7,241,272
Bank of Guiyang Co., Ltd.,
Class A 224,836 192,429
Bank of Hangzhou Co., Ltd.,
Class A 322,500 785,549
Bank of Jiangsu Co., Ltd.,
Class A 947,260 1,659,325
Bank of Nanjing Co., Ltd.,
Class A 569,180 980,182
Bank of Ningbo Co., Ltd.,
Class A 303,570 1,433,028
ΩBank of Qingdao Co., Ltd.,
Class H 350,000 217,366
Bank of Shanghai Co., Ltd.,
Class A 658,700 921,716
Bank of Suzhou Co., Ltd.,
Class A 329,160 413,802
Bank of Xi'an Co., Ltd., Class
A 243,500 132,325
ΩBank of Zhengzhou Co., Ltd.,
Class H 609,000 72,226
*Baoding Tianwei Baobian
Electric Co., Ltd. 142,700 251,237
Baoji Titanium Industry Co.,
Ltd. 26,300 110,093
Baoshan Iron & Steel Co., Ltd.,
Class A 1,017,800 923,848
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 90,400 79,244
*Baotailong New Materials
Co., Ltd. 133,300 50,727
*Baowu Magnesium
Technology Co., Ltd., Class A 75,040 129,337
#*Baozun, Inc., Class A 6,200 6,135
*Baozun, Inc., Sponsored ADR 47,169 135,375
*BaTeLab Co., Ltd., Class H 1,800 6,886
#BBMG Corp., Class H 2,062,000 155,144
BBMG Jidong Cement Group
Co., Ltd., Class A 90,600 49,101
Bear Electric Appliance Co.,
Ltd., Class A 18,400 94,052
Beauty Farm Medical And
Health Industry, Inc. 35,500 85,518
Befar Group Co., Ltd., Class A 176,800 164,668
Beibuwan Port Co., Ltd., Class
A 304,200 558,996
Shares Value
CHINA — (Continued)
*Beijing Aerospace Shenzhou
Intelligent Equipment
Technology Co., Ltd., Class A 18,000 $ 47,389
Beijing Aosaikang
Pharmaceutical Co., Ltd.,
Class A 32,900 63,526
Beijing Balance Medical
Technology Co., Ltd. 9,961 121,183
*Beijing BDStar Navigation
Co., Ltd., Class A 23,900 100,577
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 16,300 61,716
*Beijing Bohui Innovation
Biotechnology Group Co., Ltd.,
Class A 60,600 42,623
*Beijing Capital Development
Co., Ltd., Class A 195,000 116,075
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 677,100 295,769
#*Beijing Capital International
Airport Co., Ltd., Class H 1,446,000 317,170
Beijing Changjiu Logistics
Corp., Class A 42,100 35,845
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class H 37,500 43,518
Beijing Compass Technology
Development Co., Ltd., Class
A 13,485 164,554
Beijing CTJ Information
Technology Co., Ltd., Class A 21,400 57,101
Beijing Dabeinong Technology
Group Co., Ltd., Class A 224,850 101,548
Beijing Dahao Technology
Corp., Ltd., Class A 45,600 91,154
Beijing Easpring Material
Technology Co., Ltd., Class A 28,800 177,319
*Beijing eGOVA Co., Ltd.,
Class A 35,500 59,873
Beijing Enlight Media Co., Ltd.,
Class A 148,300 261,975
Beijing Enterprises Holdings,
Ltd. 445,500 1,797,544
#Beijing Enterprises Water
Group, Ltd. 4,192,000 1,234,891
Beijing Fengjing Automotive
Parts Co., Ltd. 156,600 74,203
*Beijing Forever Technology
Co., Ltd., Class A 33,200 23,253
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 111,000 207,260
*Beijing Haixin Energy
Technology Co., Ltd., Class A 163,700 84,596
Beijing Haohua Energy
Resource Co., Ltd., Class A 217,200 378,863
*Beijing Highlander Digital
Technology Co., Ltd., Class A 23,100 52,539
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 9,466 501,333

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Beijing Jetsen Technology Co.,
Ltd., Class A 212,100 $ 160,173
Beijing Jingneng Clean Energy
Co., Ltd., Class H 1,506,000 370,662
Beijing Jingyeda Technology
Co., Ltd. 15,600 30,561
Beijing Jingyi Automation
Equipment Co., Ltd. 3,144 59,766
*Beijing Jingyuntong
Technology Co., Ltd., Class A 225,300 102,752
*Beijing Join-Cheer Software
Co., Ltd. 363,000 370,880
Beijing Kingsoft Office
Software, Inc., Class A 12,251 489,031
Beijing Konruns
Pharmaceutical Co., Ltd.,
Class A 11,500 50,677
*Beijing Leike Defense
Technology Co., Ltd., Class A 93,300 109,279
Beijing New Building Materials
PLC, Class A 111,200 317,460
*Beijing North Star Co., Ltd.,
Class H 774,000 68,106
Beijing Oriental Jicheng Co.,
Ltd. 22,400 67,730
Beijing Oriental Yuhong
Waterproof Technology Co.,
Ltd., Class A 31,800 55,940
Beijing Originwater Technology
Co., Ltd., Class A 453,679 239,153
*Beijing Relpow Technology
Co., Ltd., Class A 18,000 63,648
Beijing Roborock Technology
Co., Ltd., Class A 15,599 257,104
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 21,500 39,063
*Beijing Sanyuan Foods Co.,
Ltd. 114,100 77,042
Beijing Science Sun
Pharmaceutical Co., Ltd.,
Class A 66,100 86,131
Beijing SDL Technology Co.,
Ltd., Class A 46,400 49,468
Beijing Shiji Information
Technology Co., Ltd., Class A 103,154 130,138
Beijing Shougang Co., Ltd.,
Class A 336,900 194,056
*Beijing Shunxin Agriculture
Co., Ltd., Class A 115,500 191,548
Beijing Sifang Automation Co.,
Ltd., Class A 49,700 279,505
Beijing Sinnet Technology Co.,
Ltd., Class A 114,700 229,624
Beijing SL Pharmaceutical Co.,
Ltd., Class A 66,900 55,672
Beijing Sojo Electric Co., Ltd. 68,200 105,228
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 147,800 70,471
Shares Value
CHINA — (Continued)
Beijing Strong Biotechnologies,
Inc., Class A 44,300 $ 76,354
Beijing SuperMap Software
Co., Ltd., Class A 40,900 69,767
Beijing Teamsun Technology
Co., Ltd., Class A 71,200 144,859
*Beijing Thunisoft Corp., Ltd.,
Class A 53,000 46,146
Beijing Tiantan Biological
Products Corp., Ltd., Class A 68,864 130,827
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 194,000 170,705
Beijing Tong Ren Tang Co.,
Ltd., Class A 38,400 149,656
Beijing Tricolor Technology
Co., Ltd., Class A 17,700 239,131
Beijing Ultrapower Software
Co., Ltd., Class A 133,200 168,832
*Beijing UniStrong Science &
Technology Co., Ltd., Class A 41,900 42,437
*Beijing United Information
Technology Co., Ltd., Class A 57,400 163,869
Beijing Urban Construction
Investment & Development
Co., Ltd., Class A 157,000 96,477
*Beijing Wandong Medical
Technology Co., Ltd. 48,800 81,943
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 27,960 126,688
*Beijing Watertek Information
Technology Co., Ltd., Class A 112,700 62,246
Beijing Yanjing Brewery Co.,
Ltd., Class A 212,700 406,919
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 13,500 98,810
Beijing Zhidemai Technology
Co., Ltd. 12,400 70,139
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 60,130 107,645
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 2,283,900 1,734,890
*BeijingWest Industries
International, Ltd. 150,000 70,968
Beken Corp., Class A 12,500 68,188
*BeOne Medicines, Ltd., Class
H 206,700 5,113,727
#*BeOne Medicines, Ltd.,
Sponsored ADR 11,680 3,690,997
Best Pacific International
Holdings, Ltd. 40,000 12,140
Bestechnic Shanghai Co., Ltd. 40,332 739,764
Bestore Co., Ltd., Class A 31,000 43,699
Bestsun Energy Co., Ltd.,
Class A 145,800 74,698
Bestway Marine & Energy
Technology Co., Ltd., Class A 112,400 103,855
Bethel Automotive Safety
Systems Co., Ltd., Class A 53,265 206,091

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Betta Pharmaceuticals Co.,
Ltd., Class A 22,800 $ 194,124
Beyondsoft Corp., Class A 53,891 73,175
*BGI Genomics Co., Ltd.,
Class A 20,518 115,937
*Bichamp Cutting Technology
Hunan Co., Ltd. 18,200 40,801
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 48,700 187,419
#*Bilibili, Inc., Class Z 176,400 3,322,572
#*Bilibili, Inc., Class Z,
Sponsored ADR 14,200 271,220
Binjiang Service Group Co.,
Ltd. 50,000 152,265
*Biocytogen Pharmaceuticals
Beijing Co., Ltd., Class H 8,500 54,361
Biwin Storage Technology
Co., Ltd. 22,677 758,844
Black Peony Group Co., Ltd.,
Class A 88,700 82,745
Bloomage Biotechnology
Corp., Ltd., Class A 16,683 98,887
Ω#*Blue Moon Group
Holdings, Ltd. 373,000 151,262
*Blue Sail Medical Co., Ltd.,
Class A 76,055 65,543
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 131,320 279,036
Bluestar Adisseo Co., Class A 128,900 160,710
ΩBOC Aviation, Ltd. 218,000 2,151,755
BOC International China Co.,
Ltd., Class A 139,000 243,488
*BOE HC SemiTek Corp.,
Class A 177,300 272,773
BOE Technology Group Co.,
Ltd., Class A 2,060,400 1,681,050
BOE Varitronix, Ltd. 300,000 149,587
*Bohai Leasing Co., Ltd.,
Class A 418,800 282,160
Bomin Electronics Co., Ltd. 59,000 107,894
Bosideng International
Holdings, Ltd. 4,238,000 2,669,828
BOTH Engineering Technology
Co., Ltd. 32,400 114,806
*Bright Dairy & Food Co., Ltd.,
Class A 47,500 49,938
*Bright Real Estate Group Co.,
Ltd., Class A 167,500 76,639
BrightGene Bio-Medical
Technology Co., Ltd., Class A 17,416 84,947
Bros Eastern Co., Ltd., Class A 151,200 178,886
Brother Enterprises Holding
Co., Ltd. 119,300 79,140
*B-Soft Co., Ltd., Class A 117,080 61,891
BTG Hotels Group Co., Ltd.,
Class A 82,600 153,008
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 51,400 100,693
Shares Value
CHINA — (Continued)
BXN Holding Co., Ltd., Class A 136,600 $ 79,289
BYD Co., Ltd. 2,285,700 27,443,207
BYD Electronic International
Co., Ltd. 797,500 2,387,944
By-health Co., Ltd., Class A 87,000 134,492
#C&D International Investment
Group, Ltd. 637,269 1,249,085
C&S Paper Co., Ltd., Class A 117,600 130,078
Caitong Securities Co., Ltd.,
Class A 273,290 339,114
Ω*CALB Group Co., Ltd.,
Class H 256,800 553,776
Cambricon Technologies
Corp., Ltd. 15,764 2,581,660
Camel Group Co., Ltd., Class
A 85,700 102,534
Cangzhou Dahua Co., Ltd.,
Class A 34,300 70,038
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 152,600 98,067
*Canmax Technologies Co.,
Ltd., Class A 36,270 291,249
Canny Elevator Co., Ltd.,
Class A 62,800 49,471
Ω*CanSino Biologics, Inc.,
Class H 62,200 184,658
*Capital Environment Holdings,
Ltd. 8,000 85
*Capitalonline Data Service
Co., Ltd., Class A 31,600 89,278
Castech, Inc., Class A 20,260 147,089
Cathay Biotech, Inc. 40,676 274,109
CCCC Design & Consulting
Group Co., Ltd., Class A 57,700 45,282
CECEP Guozhen
Environmental Protection
Technology Co., Ltd., Class A 80,600 81,514
CECEP Solar Energy Co.,
Ltd., Class A 258,600 173,462
CECEP Wind-Power Corp.,
Class A 609,480 319,477
Center International Group
Co., Ltd., Class A 48,800 72,404
Central China Securities Co.,
Ltd., Class H 737,000 162,596
*CETC Chips Technology,
Inc., Class A 50,500 90,705
CETC Cyberspace Security
Technology Co., Ltd., Class A 16,800 36,245
CETC Digital Technology Co.,
Ltd., Class A 19,160 44,571
CETC Potevio
Science&Technology Co., Ltd.,
Class A 35,300 82,221
#CGN New Energy Holdings
Co., Ltd. 1,990,000 591,295
*CGN Nuclear Technology
Development Co., Ltd., Class
A 61,000 57,808

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
ΩCGN Power Co., Ltd., Class
H 7,689,000 $ 2,833,760
Changbai Mountain Tourism
Co., Ltd. 71,600 415,707
Changchun Faway Automobile
Components Co., Ltd., Class A 69,500 77,904
Changchun High-Tech Industry
Group Co., Ltd., Class A 16,300 195,502
Changchun UP Optotech Co.,
Ltd., Class A 7,700 45,561
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 141,900 69,128
Changjiang Securities Co.,
Ltd., Class A 367,900 468,496
*Changshu Fengfan Power
Equipment Co., Ltd., Class A 70,100 50,758
Changzheng Engineering
Technology Co., Ltd., Class A 10,100 32,094
Changzhou Qianhong
Biopharma Co., Ltd., Class A 71,700 72,089
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 12,300 180,673
Chaozhou Three-Circle Group
Co., Ltd., Class A 57,300 947,562
*ChemPartner PharmaTech
Co., Ltd., Class A 26,800 35,517
Cheng De Lolo Co., Ltd.,
Class A 79,000 105,280
Chengdu ALD Aviation
Manufacturing Corp., Class A 15,400 43,828
*Chengdu B-Ray Media Co.,
Ltd., Class A 70,300 41,222
*Chengdu CORPRO
Technology Co., Ltd., Class A 27,000 57,771
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 39,400 63,708
Chengdu Galaxy Magnets Co.,
Ltd., Class A 23,000 79,421
Chengdu Guibao Science &
Technology Co., Ltd. 27,000 57,731
Chengdu Hi-tech Development
Co., Ltd. 13,600 73,846
Chengdu Hongqi Chain Co.,
Ltd., Class A 154,900 107,802
Chengdu Jiafaantai Education
Technology Co., Ltd. 22,500 40,613
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 61,400 195,836
Chengdu Kanghua Biological
Products Co., Ltd., Class A 11,800 80,811
Chengdu Leejun Industrial Co.,
Ltd., Class A 49,200 56,898
*Chengdu M&S Electronics
Technology Co., Ltd. 10,032 31,462
Chengdu Spaceon Electronics
Co., Ltd., Class A 24,300 54,908
Shares Value
CHINA — (Continued)
Chengdu Wintrue Holding Co.,
Ltd., Class A 96,200 $ 171,791
Chengdu Xingrong
Environment Co., Ltd., Class A 165,700 180,583
Chengtun Mining Group Co.,
Ltd., Class A 203,500 320,615
Chenguang Biotech Group
Co., Ltd., Class A 50,400 86,868
*Chengxin Lithium Group Co.,
Ltd., Class A 39,300 163,580
*Chengzhi Co., Ltd., Class A 116,900 111,648
Chervon Holdings, Ltd. 146,400 356,404
Chifeng Jilong Gold Mining
Group, Ltd., Class A 106,400 623,269
*China Aerospace International
Holdings, Ltd. 1,552,000 95,991
China Agriculture Development
Seed Group Co., Ltd., Class A 86,400 72,156
China Aircraft Leasing Group
Holdings, Ltd. 32,480 14,746
*China Aluminum International
Engineering Corp., Ltd., Class
H 63,000 15,104
China Animal Husbandry
Industry Co., Ltd., Class A 80,000 77,472
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 69,800 151,932
China Baoan Group Co., Ltd.,
Class A 111,500 129,935
China Bester Group Telecom
Co., Ltd., Class A 32,800 88,491
Ω#*China Bohai Bank Co.,
Ltd., Class H 793,000 81,913
China CAMC Engineering Co.,
Ltd., Class A 63,400 85,430
#China Cinda Asset
Management Co., Ltd., Class
H 7,844,000 990,303
China CITIC Bank Corp., Ltd.,
Class H 7,901,000 7,788,555
China Coal Energy Co., Ltd.,
Class H 2,552,000 3,485,503
China Coal Xinji Energy Co.,
Ltd., Class A 208,900 302,830
China Communications
Services Corp., Ltd., Class H 2,044,000 1,113,023
#China Conch Venture
Holdings, Ltd. 1,634,000 1,839,959
China Construction Bank
Corp., Class H 62,245,000 73,107,076
China CSSC Holdings, Ltd.,
Class A 290,200 1,511,718
China CYTS Tours Holding
Co., Ltd., Class A 54,900 58,531
#China Datang Corp.
Renewable Power Co., Ltd.,
Class H 2,127,000 347,194
China Design Group Co., Ltd.,
Class A 70,200 55,404

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
#*<China Dili Group 76,000 $ –
Ω*China East Education
Holdings, Ltd. 663,000 384,698
*China Eastern Airlines Corp.,
Ltd., Class H 1,326,000 554,642
#*China Education Group
Holdings, Ltd. 598,647 145,051
China Energy Engineering
Corp., Ltd., Class A 2,216 853
#China Energy Engineering
Corp., Ltd., Class H 4,372,000 613,293
China Enterprise Co., Ltd.,
Class A 246,900 82,624
China Everbright Bank Co.,
Ltd., Class H 2,665,000 1,084,135
China Everbright Environment
Group, Ltd. 2,745,000 1,785,286
*China Express Airlines Co.,
Ltd., Class A 66,600 65,482
Ω#China Feihe, Ltd. 1,690,000 709,052
China Film Group Co., Ltd.,
Class A 103,400 191,385
*China First Heavy Industries
Co., Ltd., Class A 289,100 132,277
China Foods, Ltd. 584,000 256,937
China Galaxy Securities Co.,
Ltd., Class H 3,167,500 3,073,948
#China Gas Holdings, Ltd. 2,369,016 1,845,884
China Gold International
Resources Corp., Ltd. 226,800 5,087,497
China Great Wall Securities
Co., Ltd., Class A 216,200 266,352
*China Greatwall Technology
Group Co., Ltd., Class A 114,700 233,361
*China Hainan Rubber Industry
Group Co., Ltd., Class A 238,300 175,371
China Haisum Engineering
Co., Ltd. 40,640 42,545
*China Harmony Auto Holding,
Ltd. 354,000 27,538
*China High Speed Railway
Technology Co., Ltd., Class A 189,900 66,642
China Hongqiao Group, Ltd. 2,956,193 9,251,298
ΩChina International Capital
Corp., Ltd., Class H 1,496,000 4,120,792
China International Marine
Containers Group Co., Ltd.,
Class H 590,400 572,210
China Isotope & Radiation
Corp., Class H 27,200 56,366
China Jinmao Holdings Group,
Ltd. 5,058,730 890,258
China Jushi Co., Ltd., Class A 151,609 849,481
China Kings Resources Group
Co., Ltd., Class A 45,288 107,564
China Leadshine Technology
Co., Ltd., Class A 15,200 129,124
China Lesso Group Holdings,
Ltd. 1,234,000 637,332
Shares Value
CHINA — (Continued)
China Life Insurance Co., Ltd.,
Class H 3,756,000 $ 13,986,329
China Lilang, Ltd. 237,000 104,875
Ω*China Literature, Ltd. 281,800 726,637
#China Longyuan Power
Group Corp., Ltd., Class H 1,876,000 1,380,397
China Medical System
Holdings, Ltd. 967,000 1,469,935
China Meheco Group Co.,
Ltd., Class A 96,020 135,924
*China Meidong Auto
Holdings, Ltd. 358,000 17,805
China Mengniu Dairy Co., Ltd. 2,538,000 6,117,144
China Merchants Bank Co.,
Ltd., Class H 3,102,500 20,138,396
China Merchants Energy
Shipping Co., Ltd., Class A 402,800 1,001,423
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 204,900 306,740
China Merchants Port Holdings
Co., Ltd. 1,162,254 2,266,229
China Merchants Property
Operation & Service Co., Ltd.,
Class A 46,600 62,378
ΩChina Merchants Securities
Co., Ltd., Class H 427,600 794,497
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 233,900 240,709
China Minsheng Banking
Corp., Ltd., Class H 5,818,000 2,693,244
#*China Modern Dairy
Holdings, Ltd. 2,181,000 411,635
China National Accord
Medicines Corp., Ltd., Class A 17,270 53,753
#China National Building
Material Co., Ltd., Class H 2,297,028 1,092,623
China National Chemical
Engineering Co., Ltd., Class A 424,100 492,336
China National Electric
Apparatus Research Institute
Co., Ltd. 13,910 45,931
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 122,300 139,623
China National Medicines
Corp., Ltd., Class A 47,000 196,953
China National Nuclear Power
Co., Ltd., Class A 1,044,100 1,400,709
*China National Software &
Service Co., Ltd., Class A 16,700 81,430
Ω*China New Higher
Education Group, Ltd. 794,756 57,770
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 158,300 140,171
#China Nonferrous Mining
Corp., Ltd. 1,352,000 2,543,103

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 106,200 $ 624,299
*China Oil & Gas Group, Ltd.,
Class H 460,000 7,333
China Oilfield Services, Ltd.,
Class H 1,682,000 1,518,639
#China Overseas Grand
Oceans Group, Ltd. 1,490,879 465,805
China Overseas Land &
Investment, Ltd. 3,353,500 5,777,620
China Overseas Property
Holdings, Ltd. 1,605,000 704,091
China Pacific Insurance Group
Co., Ltd., Class H 2,658,400 10,360,220
China Petroleum & Chemical
Corp., Class H 23,258,000 13,139,275
China Petroleum Engineering
Corp., Class A 245,200 123,446
#China Power International
Development, Ltd. 2,420,000 876,454
China Publishing & Media Co.,
Ltd., Class A 51,900 41,576
#*China Qinfa Group, Ltd. 1,320,000 279,433
#China Railway Group, Ltd.,
Class H 3,679,000 1,693,684
China Railway Hi-tech Industry
Co., Ltd., Class A 107,400 116,093
China Railway Materials Co.,
Ltd., Class A 335,600 125,228
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 1,369,000 588,340
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 107,700 89,147
China Rare Earth Nonferrous
Metals Co., Ltd., Class A 14,300 153,134
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 23,500 166,401
China Reinsurance Group
Corp., Class H 5,191,000 906,916
*China Resource and
Environment Co., Ltd. 156,500 71,606
China Resources Beer
Holdings Co., Ltd. 1,323,000 3,991,810
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 35,000 80,952
#China Resources Building
Materials Technology
Holdings, Ltd. 1,476,000 210,814
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 98,800 238,025
China Resources Gas Group,
Ltd. 496,500 1,059,279
Shares Value
CHINA — (Continued)
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 42,900 $ 167,639
China Resources Land, Ltd. 2,961,000 12,536,370
#China Resources Medical
Holdings Co., Ltd. 773,000 250,385
China Resources
Microelectronics, Ltd., Class A 52,312 420,609
ΩChina Resources Mixc
Lifestyle Services, Ltd. 620,400 3,158,331
ΩChina Resources
Pharmaceutical Group, Ltd. 1,923,000 1,189,368
#China Resources Power
Holdings Co., Ltd. 1,540,000 3,798,153
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 98,841 377,748
China Risun Group, Ltd. 830,000 195,815
*China Ruifeng Renewable
Energy Holdings, Ltd. 800 62
#*China Ruyi Holdings, Ltd. 11,124,000 2,042,767
#China Sanjiang Fine
Chemicals Co., Ltd. 542,000 198,370
China Science Publishing &
Media, Ltd., Class A 19,900 58,285
#China Shenhua Energy Co.,
Ltd., Class H 2,360,000 13,079,678
*China Southern Airlines Co.,
Ltd., Class H 1,586,000 711,936
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 164,400 135,105
China Southern Power Grid
Technology Co., Ltd., Class A 18,460 114,531
China State Construction
Engineering Corp., Ltd., Class
A 1,755,000 1,221,385
China State Construction
International Holdings, Ltd. 1,204,000 1,321,980
*China Sunshine Paper
Holdings Co., Ltd. 97,000 12,370
China Suntien Green Energy
Corp., Ltd., Class H 1,236,000 518,573
China Taiping Insurance
Holdings Co., Ltd. 1,558,400 4,376,144
China Testing & Certification
International Group Co., Ltd.,
Class A 74,974 59,838
China Tianying, Inc., Class A 164,700 122,670
#China Tobacco International
HK Co., Ltd. 248,000 764,089
ΩChina Tourism Group Duty
Free Corp., Ltd., Class H 76,600 523,587
ΩChina Tower Corp., Ltd.,
Class H 4,949,200 6,330,401
China Traditional Chinese
Medicine Holdings Co., Ltd. 2,480,000 455,417
China TransInfo Technology
Co., Ltd., Class A 105,600 124,311

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
China Travel International
Investment Hong Kong, Ltd. 882,000 $ 134,972
China Tungsten And Hightech
Materials Co., Ltd., Class A 109,540 803,051
*China Union Holdings, Ltd.,
Class A 120,700 69,881
*China Vanke Co., Ltd., Class
H 44,619 14,111
China Wafer Level CSP Co.,
Ltd., Class A 32,800 141,042
China Water Affairs Group,
Ltd. 560,000 334,218
*China West Construction
Group Co., Ltd., Class A 50,500 34,622
China World Trade Center Co.,
Ltd., Class A 27,800 79,036
China XD Electric Co., Ltd.,
Class A 321,100 634,269
China XLX Fertiliser, Ltd. 892,000 1,043,109
China Yangtze Power Co.,
Ltd., Class A 1,035,907 4,462,128
China Yongda Automobiles
Services Holdings, Ltd. 381,500 42,326
Ω#*China Youran Dairy Group,
Ltd. 1,644,000 895,210
Ω*China Yuhua Education
Corp., Ltd. 470,000 21,877
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 32,200 195,344
#China Zheshang Bank Co.,
Ltd., Class H 2,149,900 655,257
#*Chinasoft International, Ltd. 1,940,000 972,276
*Chongqing Afari Technology
Co., Ltd., Class A 232,400 286,654
Chongqing Brewery Co., Ltd.,
Class A 31,100 214,229
Chongqing Changan
Automobile Co., Ltd., Class A 322,100 375,356
Chongqing Chongbai
Technology Group Co., Ltd.,
Class A 28,000 87,979
Chongqing Chuanyi
Automation Co., Ltd. 50,400 137,467
*Chongqing Construction
Engineering Group Corp., Ltd. 146,800 56,299
*Chongqing Dima Industry Co.,
Ltd., Class A 400 50
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 106,933 155,648
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 82,300 148,553
Chongqing Gas Group Corp.,
Ltd., Class A 122,800 88,917
#Chongqing Machinery &
Electric Co., Ltd., Class H 1,102,000 258,580
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 23,000 43,457
Shares Value
CHINA — (Continued)
Chongqing Port Co., Ltd. 107,200 $ 67,304
Chongqing Road & Bridge Co.,
Ltd., Class A 126,100 81,597
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,936,000 1,619,588
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 149,900 187,114
Chongqing Shunbo Aluminum
Co., Ltd. 100,300 91,784
*Chongqing Taiji Industry
Group Co., Ltd. 38,400 89,725
Chongqing Zaisheng
Technology Co., Ltd., Class A 110,400 130,452
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 94,650 182,758
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 63,000 132,373
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 63,720 209,651
Chow Tai Fook Jewellery
Group, Ltd. 1,400,400 2,209,109
Chow Tai Seng Jewellery Co.,
Ltd., Class A 76,200 145,779
CIG Shanghai Co., Ltd., Class
A 13,000 250,726
CIMC Enric Holdings, Ltd. 766,000 759,983
*Cinda Real Estate Co., Ltd.,
Class A 186,500 71,249
Cisen Pharmaceutical Co.,
Ltd., Class A 37,400 78,030
*CITIC Guoan Information
Industry Co., Ltd., Class A 419,800 172,187
CITIC Heavy Industries Co.,
Ltd., Class A 153,000 106,027
CITIC Press Corp., Class A 15,100 59,408
CITIC Securities Co., Ltd.,
Class H 1,274,625 4,440,772
CITIC, Ltd. 4,676,000 7,376,316
City Development Environment
Co., Ltd., Class A 59,400 113,815
CMOC Group, Ltd., Class H 3,198,000 6,888,163
CMST Development Co., Ltd.,
Class A 145,500 101,476
CNGR Advanced Material Co.,
Ltd., Class A 75,920 457,539
CNOOC Energy Technology &
Services, Ltd., Class A 647,100 373,692
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 97,860 92,739
COFCO Biotechnology Co.,
Ltd., Class A 114,600 80,434
COFCO Capital Holdings Co.,
Ltd., Class A 133,700 183,522
#*COFCO Joycome Foods,
Ltd. 2,361,000 337,217
COFCO Sugar Holding Co.,
Ltd., Class A 139,900 259,979

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Cofoe Medical Technology
Co., Ltd., Class A 15,200 $ 120,413
*COL Global Co., Ltd., Class A 22,700 83,460
Comba Telecom Systems
Holdings, Ltd. 1,250,000 125,931
#Concord New Energy Group,
Ltd. 3,300,000 149,396
*Contec Medical Systems Co.,
Ltd., Class A 32,100 52,332
Contemporary Amperex
Technology Co., Ltd., Class A 239,760 14,033,987
Continental Aerospace
Technologies Holding, Ltd. 2,560,000 145,276
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 1,146,000 2,032,858
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 282,500 473,106
COSCO SHIPPING
Technology Co., Ltd. 23,000 41,686
*Cosonic Intelligent
Technologies Co., Ltd., Class
A 24,600 40,142
CQ Pharmaceutical Holding
Co., Ltd., Class A 92,200 74,679
CRRC Corp., Ltd., Class H 3,900,000 2,616,048
Crystal Clear Electronic
Material Co., Ltd., Class A 48,510 84,473
ΩCSC Financial Co., Ltd.,
Class H 641,500 963,690
CSG Holding Co., Ltd., Class
A 265,200 154,328
CSG Smart
Science&Technology Co., Ltd.,
Class A 37,900 55,503
*CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 28,100 158,196
CSPC Pharmaceutical Group,
Ltd. 6,804,000 7,444,695
*CSSC Science & Technology
Co., Ltd., Class A 119,500 161,023
CTS International Logistics
Corp., Ltd., Class A 136,700 108,495
Cubic Sensor and Instrument
Co., Ltd. 7,387 46,717
*Cybrid Technologies, Inc. 32,200 51,256
*Daan Gene Co., Ltd., Class A 124,560 100,520
*Daheng New Epoch
Technology, Inc. 25,200 37,314
Dajin Heavy Industry Co., Ltd.,
Class A 35,900 209,497
*Dalian Bio-Chem Co., Ltd.,
Class A 65,100 121,266
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 147,100 117,839
#*Dalipal Holdings, Ltd. 226,000 93,955
Daqin Railway Co., Ltd., Class
A 759,300 558,788
Shares Value
CHINA — (Continued)
Dashang Co., Ltd., Class A 32,190 $ 70,115
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 58,666 163,748
#Datang International Power
Generation Co., Ltd., Class H 2,238,000 719,210
Dazhong Transportation Group
Co., Ltd., Class A 110,400 67,351
Dazzle Fashion Co., Ltd.,
Class A 39,600 68,254
*DBAPP Security, Ltd. 10,082 59,043
DBG Technology Co., Ltd.,
Class A 56,600 156,724
DeHua TB New Decoration
Materials Co., Ltd., Class A 46,400 90,555
*Dezhan Healthcare Co., Ltd. 160,900 78,623
DHC Software Co., Ltd., Class
A 183,600 196,829
Dian Diagnostics Group Co.,
Ltd., Class A 45,300 122,416
Digital China Group Co., Ltd.,
Class A 58,440 208,547
Digital China Information
Service Group Co., Ltd., Class
A 50,500 83,302
Do-Fluoride New Materials
Co., Ltd., Class A 44,380 206,608
Dong-E-E-Jiao Co., Ltd., Class
A 41,200 333,216
Dongfang Electric Corp., Ltd.,
Class H 261,800 718,468
Dongfang Electronics Co.,
Ltd., Class A 71,500 126,835
*DongFeng Automobile Co.,
Ltd., Class A 49,500 41,779
Dongfeng Electronic
Technology Co., Ltd., Class A 42,300 62,447
Dongguan Aohai Technology
Co., Ltd., Class A 14,300 72,756
Dongguan Development
Holdings Co., Ltd., Class A 50,900 76,500
Dongguan Dingtong Precision
Metal Co., Ltd., Class A 6,872 193,622
*Dongguan Eontec Co., Ltd.,
Class A 12,000 22,797
Dongguan Yutong Optical
Technology Co., Ltd. 35,620 87,607
Donghua Testing Technology
Co., Ltd. 9,400 39,933
Dongxing Securities Co., Ltd.,
Class A 192,900 395,032
Dongyue Group, Ltd. 1,862,000 2,816,175
Double Medical Technology,
Inc., Class A 15,500 99,150
#*DPC Dash, Ltd. 3,100 15,718
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 424,000 301,173
Eaglerise Electric & Electronic
China Co., Ltd. 24,600 86,293
East Group Co., Ltd., Class A 159,100 110,254

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
East Money Information Co.,
Ltd., Class A 661,899 $ 1,976,856
Eastcompeace Technology
Co., Ltd., Class A 35,810 72,167
Eastern Communications Co.,
Ltd., Class A 38,500 70,747
E-Commodities Holdings, Ltd. 848,000 69,210
Ecovacs Robotics Co., Ltd.,
Class A 32,100 288,374
Edan Instruments, Inc., Class
A 59,900 104,129
Edifier Technology Co., Ltd.,
Class A 24,000 36,959
#*EEKA Fashion Holdings, Ltd. 180,500 122,227
EIT Environmental
Development Group Co., Ltd.,
Class A 47,100 106,497
Electric Connector Technology
Co., Ltd., Class A 25,800 139,517
*<Elion Energy Co., Ltd., Class
A 195,190 2,023
EmbedWay Technologies
Shanghai Corp. 22,500 78,360
ENN Energy Holdings, Ltd. 130,200 779,380
ENN Natural Gas Co., Ltd.,
Class A 84,200 221,927
Eoptolink Technology, Inc.,
Ltd., Class A 67,418 3,953,298
Era Co., Ltd., Class A 101,100 57,336
Espressif Systems Shanghai
Co., Ltd. 9,951 151,326
Essex Bio-technology, Ltd. 57,000 17,736
*Estun Automation Co., Ltd.,
Class A 14,400 63,413
*Eternal Asia Supply Chain
Management, Ltd., Class A 184,500 125,943
EVA Precision Industrial
Holdings, Ltd. 178,000 18,160
Eve Energy Co., Ltd., Class A 86,200 692,571
Ever Sunshine Services
Group, Ltd. 684,000 157,009
ΩEverbright Securities Co.,
Ltd., Class H 241,800 233,117
Ω#*Everest Medicines, Ltd. 145,500 469,439
EverProX Technologies Co.,
Ltd., Class A 13,800 287,100
Explosive Co., Ltd., Class A 83,400 118,307
Eyebright Medical Technology
Beijing Co., Ltd. 18,055 111,804
Fangda Carbon New Material
Co., Ltd., Class A 222,600 170,739
Fangda Special Steel
Technology Co., Ltd., Class A 154,800 104,065
Far East Smarter Energy Co.,
Ltd., Class A 115,000 226,308
*Farasis Energy Gan Zhou
Co., Ltd. 94,413 142,457
FAW Jiefang Group Co., Ltd.,
Class A 148,500 142,928
Shares Value
CHINA — (Continued)
FAWER Automotive Parts Co.,
Ltd., Class A 120,185 $ 76,346
Feilong Auto Components Co.,
Ltd. 43,000 220,304
Fengzhushou Co., Ltd., Class
A 33,680 167,068
Ferrotec Anhui Technology
Development Co., Ltd., Class
A 18,500 81,195
FESCO Group Co., Ltd., Class
A 67,000 136,512
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 81,600 399,820
Fibocom Wireless, Inc., Class
A 37,200 114,023
#FIH Mobile, Ltd. 41,000 100,910
*Financial Street Holdings Co.,
Ltd., Class A 245,300 90,443
First Capital Securities Co.,
Ltd., Class A 220,800 214,804
Focus Lightings Tech Co.,
Ltd., Class A 61,100 67,764
Focus Media Information
Technology Co., Ltd., Class A 582,700 484,907
*Focused Photonics
Hangzhou, Inc., Class A 25,100 43,968
*Focuslight Technologies, Inc.,
Class A 2,453 63,724
Foryou Corp., Class A 46,900 176,186
Foshan Electrical and Lighting
Co., Ltd., Class A 106,400 79,090
Foshan Golden Milky Way
Intelligent Equipment Co., Ltd. 21,110 71,519
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 151,907 864,647
*Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 45,400 42,083
*Fosun International, Ltd. 650,500 394,866
Founder Securities Co., Ltd.,
Class A 505,200 531,128
*Founder Technology Group
Corp. 51,000 69,401
Foxconn Industrial Internet
Co., Ltd., Class A 697,200 5,853,532
Friend Co., Ltd. 34,500 52,260
#<Fu Shou Yuan International
Group, Ltd. 1,018,000 257,044
Fuan Pharmaceutical Group
Co., Ltd., Class A 78,200 42,959
#Fufeng Group, Ltd. 1,720,000 1,136,197
Fujian Apex Software Co., Ltd. 14,900 68,241
Fujian Boss Software
Development Co., Ltd., Class
A 42,600 59,042
Fujian Funeng Co., Ltd., Class
A 186,945 300,899

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Fujian Fuxin Software
Development JSC, Ltd., Class
A 5,296 $ 52,565
Fujian Kuncai Material
Technology Co., Ltd. 20,020 44,526
Fujian Longking Co., Ltd.,
Class A 78,900 208,308
Fujian Qingshan Paper
Industry Co., Ltd. 178,400 73,702
*Fujian Snowman Group Co.,
Ltd., Class A 50,400 88,958
Fujian Star-net Communication
Co., Ltd., Class A 41,080 158,519
Fujian Sunner Development
Co., Ltd., Class A 106,200 262,929
*Fujian Tianma Science &
Technology Group Co., Ltd. 28,200 45,724
Fujian Yongfu Power
Engineering Co., Ltd., Class A 11,200 34,462
Fujian Yuanli Active Carbon
Co., Ltd. 34,000 85,838
Fulin Precision Co., Ltd., Class
A 95,460 220,790
Fulongma Group Co., Ltd.,
Class A 43,300 81,427
*Fushun Special Steel Co.,
Ltd., Class A 306,900 190,864
ΩFuyao Glass Industry Group
Co., Ltd., Class H 489,600 3,708,713
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 33,800 343,986
ΩGanfeng Lithium Group Co.,
Ltd., Class H 318,160 1,493,911
*Gansu Energy Chemical Co.,
Ltd., Class A 275,600 105,696
Gansu Shangfeng Materials
Co., Ltd., Class A 96,520 188,941
Gansu Yasheng Industrial
Group Co., Ltd., Class A 184,800 82,639
Gaona Aero Material Co., Ltd.,
Class A 16,900 38,888
G-bits Network Technology
Xiamen Co., Ltd., Class A 4,500 259,436
GCL Energy Technology Co.,
Ltd., Class A 120,600 269,294
*GCL System Integration
Technology Co., Ltd., Class A 298,700 112,343
*GCL Technology Holdings,
Ltd. 17,336,000 1,348,572
GD Power Development Co.,
Ltd., Class A 562,368 423,021
*GDS Holdings, Ltd., Class A 615,700 2,441,883
#*GDS Holdings, Ltd.,
Sponsored ADR 12,827 419,956
Geely Automobile Holdings,
Ltd. 5,866,000 14,811,620
GEM Co., Ltd., Class A 331,900 329,276
*Gemdale Corp., Class A 291,400 99,673
#*Gemdale Properties &
Investment Corp., Ltd. 4,472,000 53,607
Shares Value
CHINA — (Continued)
GemPharmatech Co., Ltd.,
Class A 26,751 $ 95,661
*Genimous Technology Co.,
Ltd., Class A 98,400 109,133
*Genscript Biotech Corp. 1,076,000 2,478,137
*Geo-Jade Petroleum Corp.,
Class A 99,600 34,953
Geovis Technology Co., Ltd.,
Class A 42,751 212,191
GEPIC Energy Development
Co., Ltd., Class A 118,800 137,211
Getein Biotech, Inc., Class A 52,900 69,715
GF Securities Co., Ltd., Class
H 937,000 2,040,905
ΩGiant Biogene Holding Co.,
Ltd. 69,600 273,195
Giant Network Group Co., Ltd.,
Class A 153,500 665,514
Giantec Semiconductor Corp. 7,603 126,799
GigaDevice Semiconductor,
Inc., Class A 16,100 902,576
Ginlong Technologies Co.,
Ltd., Class A 29,300 258,838
Glarun Technology Co., Ltd.,
Class A 57,900 207,478
*Global New Material
International Holdings, Ltd. 163,000 153,405
GoerTek, Inc., Class A 137,700 471,003
*Goke Microelectronics Co.,
Ltd., Class A 9,200 176,415
Goldcard Smart Group Co.,
Ltd., Class A 67,200 101,097
Goldenmax International
Group, Ltd., Class A 34,400 258,914
Goldwind Science &
Technology Co., Ltd., Class H 586,800 729,609
Goneo Group Co., Ltd., Class
A 26,912 166,292
Goodbaby International
Holdings, Ltd. 740,000 83,988
*GoodWe Technologies Co.,
Ltd., Class A 8,566 78,920
*Gosuncn Technology Group
Co., Ltd., Class A 54,200 37,399
Gotion High-tech Co., Ltd.,
Class A 205,900 870,442
Grace Fabric Technology Co.,
Ltd. 27,000 512,262
#Grand Pharmaceutical
Group, Ltd. 1,308,000 860,702
Grandblue Environment Co.,
Ltd., Class A 44,500 204,004
*Grandjoy Holdings Group Co.,
Ltd., Class A 248,800 81,418
Great Wall Motor Co., Ltd. 1,998,000 2,313,538
*Greattown Holdings, Ltd.,
Class A 20,100 12,352
Gree Electric Appliances, Inc.
of Zhuhai, Class A 149,900 938,900

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 74,000 $ 85,030
#*Greentown China Holdings,
Ltd. 1,311,000 1,192,031
ΩGreentown Management
Holdings Co., Ltd. 424,000 96,786
Greentown Service Group Co.,
Ltd. 1,412,000 779,683
GRG Banking Equipment Co.,
Ltd., Class A 147,700 223,954
GRG Metrology & Test Group
Co., Ltd., Class A 30,400 76,479
Grinm Advanced Materials
Co., Ltd., Class A 40,000 209,613
Guangdong Advertising Group
Co., Ltd., Class A 75,700 76,222
Guangdong Aofei Data
Technology Co., Ltd., Class A 55,319 183,157
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 115,200 84,267
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 275,600 135,486
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 86,800 133,797
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,200 156,545
Guangdong Dongpeng
Holdings Co., Ltd., Class A 120,800 84,786
Guangdong Dowstone
Technology Co., Ltd., Class A 54,800 147,358
Guangdong Electric Power
Development Co., Ltd., Class
A 156,900 129,639
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 53,200 74,521
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 168,500 1,231,302
*Guangdong Golden Dragon
Development, Inc., Class A 48,600 64,048
Guangdong Goworld Co., Ltd.,
Class A 44,200 82,465
*Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 18,000 22,655
Guangdong Guanghua Sci-
Tech Co., Ltd. 11,500 35,521
Guangdong Guangzhou Daily
Media Co., Ltd. 55,800 70,892
*Guangdong Guanhao High-
Tech Co., Ltd., Class A 122,800 60,369
Guangdong Haid Group Co.,
Ltd., Class A 70,200 514,125
Shares Value
CHINA — (Continued)
*Guangdong HEC Technology
Holding Co., Ltd., Class A 116,500 $ 489,226
Guangdong Hongda Holdings
Group Co., Ltd., Class A 43,527 180,723
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 69,200 91,605
Guangdong Hoshion Industrial
Aluminium Co., Ltd. 25,900 73,442
Guangdong Huate Gas Co.,
Ltd. 10,838 203,572
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 43,130 147,207
*Guangdong Kingshine
Electronic Technology Co.,
Ltd. 3,600 24,937
*Guangdong Kinlong Hardware
Products Co., Ltd., Class A 33,600 75,475
Guangdong Lingxiao Pump
Industry Co., Ltd. 37,300 89,751
*Guangdong Lyric Robot
Automation Co., Ltd. 31,896 161,572
*Guangdong Orient Zirconic
Ind Sci & Tech Co., Ltd., Class
A 39,900 85,254
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 160,700 346,461
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 59,700 66,742
Guangdong South New Media
Co., Ltd., Class A 26,900 140,885
Guangdong TCL Smart Home
Appliances Co., Ltd. 60,700 95,274
Guangdong Topstar
Technology Co., Ltd., Class A 13,300 58,687
Guangdong Vanward New
Electric Co., Ltd., Class A 58,200 57,740
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 71,700 125,598
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 64,900 49,587
*Guangdong Yussen Energy
Technology Co., Ltd., Class A 31,200 54,884
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 54,806
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 36,400 141,323
Guanghui Energy Co., Ltd.,
Class A 472,600 381,389
*Guanghui Logistics Co., Ltd. 79,900 52,293
Guangshen Railway Co., Ltd.,
Class H 1,336,000 390,155
*Guangxi Beitou Technology
Co., Ltd. 141,600 111,336

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Guangxi Energy Co., Ltd.,
Class A 123,120 $ 79,486
Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 39,800 242,452
Guangxi Liugong Machinery
Co., Ltd., Class A 138,400 179,932
Guangxi LiuYao Group Co.,
Ltd., Class A 32,500 75,891
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 162,300 93,245
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 45,600 100,675
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 192,200 225,686
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 156,000 317,308
Guangzhou Development
Group, Inc., Class A 275,000 260,609
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 28,000 248,142
Guangzhou Haige
Communications Group, Inc.
Co., Class A 113,700 168,360
Guangzhou Haoyang
Electronic Co., Ltd., Class A 8,000 39,447
*Guangzhou Hi-Target
Navigation Tech Co., Ltd.,
Class A 54,400 50,103
Guangzhou KDT Machinery
Group Co., Ltd., Class A 42,300 111,303
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 30,700 126,193
Guangzhou Lingnan Group
Holdings Co., Ltd. 62,500 85,142
*Guangzhou Pearl River Piano
Group Co., Ltd., Class A 72,100 46,334
Guangzhou Port Co., Ltd.,
Class A 222,200 102,325
Guangzhou Restaurant Group
Co., Ltd., Class A 67,100 140,789
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 41,000 274,349
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 77,740 411,412
Guangzhou Wondfo Biotech
Co., Ltd., Class A 32,900 84,961
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 205,600 239,289
Guangzhou Zhiguang Electric
Co., Ltd., Class A 62,500 100,412
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 58,400 77,914
Shares Value
CHINA — (Continued)
Guilin Layn Natural Ingredients
Corp. 77,400 $ 76,215
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 40,400 79,503
Guizhou Chanhen Chemical
Corp., Class A 50,000 255,945
Guizhou Gas Group Corp.,
Ltd., Class A 103,600 94,650
Guizhou Guihang Automotive
Components Co., Ltd., Class A 26,400 44,017
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 170,100 124,425
Guizhou Qianyuan Power Co.,
Ltd. 28,500 85,035
Guizhou Red Star Developing
Co., Ltd. 14,700 58,749
Guizhou Sanli Pharmaceutical
Co., Ltd. 40,800 62,106
Guizhou Tyre Co., Ltd. 145,500 94,150
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 179,000 79,250
*Guizhou Zhenhua E-chem,
Inc., Class A 33,216 51,102
Guocheng Mining Co., Ltd.,
Class A 79,300 327,608
Guoguang Electric Co., Ltd.,
Class A 41,000 50,754
Guomai Technologies, Inc.,
Class A 78,100 80,374
#Guoquan Food Shanghai
Co., Ltd., Class H 659,200 170,651
Guosen Securities Co., Ltd.,
Class A 292,600 447,128
*Guosheng Securities, Inc.,
Class A 100,700 180,423
ΩGuotai Haitong Securities
Co., Ltd., Class H 1,620,360 3,085,081
Guoyuan Securities Co., Ltd.,
Class A 253,500 275,519
#Gushengtang Holdings, Ltd. 156,200 586,029
H World Group, Ltd. 1,161,300 4,928,594
#H World Group, Ltd.,
Sponsored ADR 12,890 550,274
Ω#Haidilao International
Holding, Ltd. 1,202,000 1,822,559
Haier Smart Home Co., Ltd.,
Class A 2,069,000 5,962,992
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 4,200 6,611
*Haima Automobile Co., Ltd.,
Class A 117,500 65,941
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 13,387 79,826
*Hainan Haide Capital
Management Co., Ltd., Class
A 99,480 90,886
*Hainan Haiqi Transportation
Group Co., Ltd. 21,200 40,181

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Hainan Jinpan Smart
Technology Co., Ltd. 22,306 $ 212,378
*Hainan Meilan International
Airport Co., Ltd. 63,000 43,625
Hainan Mining Co., Ltd., Class
A 85,200 115,057
Hainan Strait Shipping Co.,
Ltd., Class A 98,900 98,411
Haisco Pharmaceutical Group
Co., Ltd., Class A 27,000 249,394
Haitian International Holdings,
Ltd. 482,000 1,279,744
Hand Enterprise Solutions Co.,
Ltd., Class A 48,000 118,340
Hangcha Group Co., Ltd.,
Class A 95,160 395,807
*Hangjin Technology Co., Ltd.,
Class A 4,400 8,170
Hangxiao Steel Structure Co.,
Ltd., Class A 204,082 72,828
Hangzhou Advance Gearbox
Group Co., Ltd. 29,600 56,453
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 228,968 314,630
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 33,100 1,272,557
Hangzhou Dptech
Technologies Co., Ltd., Class
A 15,900 38,329
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 18,800 37,108
Hangzhou First Applied
Material Co., Ltd., Class A 138,040 299,856
Hangzhou GreatStar Industrial
Co., Ltd. 71,000 314,766
Hangzhou Greenda Electronic
Materials Co., Ltd. 13,800 61,057
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 16,220 57,978
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 5,957 40,955
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 43,224 56,323
Hangzhou Iron & Steel Co. 196,300 190,388
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 31,000 170,299
Hangzhou Onechance Tech
Corp., Class A 12,300 44,713
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 65,200 221,955
Hangzhou Robam Appliances
Co., Ltd., Class A 43,700 103,145
Ω#*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 151,400 165,270
Hangzhou Shunwang
Technology Co., Ltd., Class A 62,200 165,783
Shares Value
CHINA — (Continued)
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 90,800 $ 379,958
Hangzhou Sunrise Technology
Co., Ltd. 56,300 102,790
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 73,900 355,477
Hangzhou Weiguang
Electronic Co., Ltd., Class A 16,900 69,618
Hangzhou Youngsun
Intelligent Equipment Co., Ltd. 44,800 61,030
Hangzhou Zhongheng Electric
Co., Ltd., Class A 25,500 133,968
Hangzhou Zhongtai Cryogenic
Technology Corp. 31,700 75,572
#*Hanking Gold International,
Ltd. 386,000 128,969
Han's Laser Technology
Industry Group Co., Ltd., Class
A 24,700 309,088
ΩHansoh Pharmaceutical
Group Co., Ltd. 818,000 3,356,871
Hanwei Electronics Group
Corp., Class A 21,300 103,765
Haohua Chemical Science &
Technology Co., Ltd., Class A 68,300 403,020
Harbin Boshi Automation Co.,
Ltd., Class A 48,900 97,027
Harbin Electric Co., Ltd., Class
H 624,000 1,254,907
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 69,720 112,528
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 230,700 97,358
*Harbin Pharmaceutical Group
Co., Ltd., Class A 185,400 161,697
HBIS Resources Co., Ltd.,
Class A 32,000 69,606
Health & Happiness H&H
International Holdings, Ltd. 166,000 321,559
*Healthcare Co., Ltd., Class A 60,400 49,458
*Hebei Changshan
Biochemical Pharmaceutical
Co., Ltd., Class A 16,000 59,135
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 66,300 123,207
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 14,500 203,327
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 66,500 381,370
Hefei Jianghang Aircraft
Equipment Co., Ltd. 47,605 73,874
Hefei Meiya Optoelectronic
Technology, Inc., Class A 54,230 127,115
*Hefei Urban Construction
Development Co., Ltd., Class
A 65,580 103,710

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Heilongjiang Agriculture Co.,
Ltd., Class A 123,800 $ 226,394
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 72,200 65,963
Henan Hengxing Science &
Technology Co., Ltd. 144,000 81,879
Henan Liliang Diamond Co.,
Ltd., Class A 19,700 145,940
Henan Lingrui Pharmaceutical
Co., Class A 31,300 106,598
Henan Mingtai Al Industrial
Co., Ltd., Class A 173,900 433,630
Henan Pinggao Electric Co.,
Ltd., Class A 109,000 318,281
Henan Senyuan Electric Co.,
Ltd., Class A 100 82
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 147,500 569,391
Henan Shijia Photons
Technology Co., Ltd. 21,260 283,450
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 148,900 573,032
Henan Thinker Automatic
Equipment Co., Ltd., Class A 15,000 51,441
*Henan Yicheng New Energy
Co., Ltd., Class A 141,600 77,579
Henan Yuguang Gold & Lead
Co., Ltd., Class A 88,348 152,667
*Henan Yuneng Holdings Co.,
Ltd., Class A 125,500 223,370
Henan Zhongfu Industry Co.,
Ltd. 313,600 313,442
Henan Zhongyuan
Expressway Co., Ltd., Class A 15,500 8,836
Hengan International Group
Co., Ltd. 484,500 1,529,818
Hengbao Co., Ltd., Class A 45,900 69,801
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 136,900 421,440
Hengdian Group Tospo
Lighting Co., Ltd. 29,107 81,890
Hengli Petrochemical Co., Ltd.,
Class A 378,200 936,344
Hengtong Logistics Co., Ltd. 72,000 110,558
Hengtong Optic-electric Co.,
Ltd., Class A 142,500 1,004,594
Hengyi Petrochemical Co.,
Ltd., Class A 215,000 512,238
Hesteel Co., Ltd., Class A 930,400 294,823
Hexing Electrical Co., Ltd.,
Class A 6,600 26,377
HG Technologies Co., Ltd.,
Class A 20,500 43,620
Hgtech Co., Ltd., Class A 27,900 393,997
Hichain Logistics Co., Ltd. 22,240 47,421
*Hiconics Eco-energy
Technology Co., Ltd., Class A 73,100 57,909
Shares Value
CHINA — (Continued)
Hiecise Precision Equipment
Co., Ltd. 27,200 $ 91,467
Hisense Home Appliances
Group Co., Ltd., Class H 292,000 875,821
Hisense Visual Technology
Co., Ltd., Class A 79,800 321,048
*Hitevision Co., Ltd., Class A 19,100 89,371
HitGen, Inc., Class A 15,150 61,938
Hithink RoyalFlush Information
Network Co., Ltd., Class A 28,140 979,029
HLA Group Corp., Ltd., Class
A 414,400 386,579
HMT Xiamen New Technical
Materials Co., Ltd., Class A 16,830 144,241
*Holitech Technology Co., Ltd.,
Class A 920,400 198,979
Hongfa Technology Co., Ltd.,
Class A 34,496 181,383
*Honghua Group, Ltd. 51,000 845
Hongli Zhihui Group Co., Ltd.,
Class A 52,000 50,973
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd.Guangzhou 153,500 65,688
Hongrun Construction Group
Co., Ltd. 101,800 113,356
Hongta Securities Co., Ltd.,
Class A 145,900 153,820
*Hopson Development
Holdings, Ltd. 958,375 322,652
Horizon Construction
Development, Ltd. 51,000 4,292
Hoshine Silicon Industry Co.,
Ltd., Class A 51,400 255,272
*Hoymiles Power Electronics,
Inc., Class A 5,956 69,275
Ω#*Hua Hong Grace
Semiconductor, Ltd. 188,000 3,075,954
Ω*Hua Medicine 142,500 42,341
Huaan Securities Co., Ltd.,
Class A 346,520 392,012
*Huachangda Intelligent
Equipment Group Co., Ltd. 110,200 61,028
Huada Automotive Technology
Corp., Ltd., Class A 23,600 131,185
Huadian Heavy Industries Co.,
Ltd., Class A 96,000 86,428
#Huadian Power International
Corp., Ltd., Class H 1,076,000 570,822
Huadong Medicine Co., Ltd.,
Class A 109,300 471,129
Huafon Chemical Co., Ltd.,
Class A 318,200 517,345
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 183,900 119,543
Huafu Fashion Co., Ltd., Class
A 177,600 98,354
Huaibei Mining Holdings Co.,
Ltd., Class A 176,300 394,452

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Huaihe Energy Group Co.,
Ltd., Class A 316,500 $ 163,560
Huakai Yibai Technology Co.,
Ltd. 29,500 56,524
Hualan Biological Engineering,
Inc., Class A 42,500 84,580
Huaming Power Equipment
Co., Ltd., Class A 53,500 161,845
#Huaneng Power International,
Inc., Class H 3,064,000 2,356,142
Huangshan Novel Co., Ltd. 64,000 104,623
Huangshan Tourism
Development Co., Ltd., Class
A 41,000 68,603
Huapont Life Sciences Co.,
Ltd., Class A 126,000 82,652
ΩHuatai Securities Co., Ltd.,
Class H 1,210,400 2,607,077
Huatu Cendes Co., Ltd. 19,884 77,288
Huaxi Securities Co., Ltd.,
Class A 149,800 186,324
Huaxia Bank Co., Ltd., Class A 612,200 631,835
Huaxin Building Materials
Group Co., Ltd., Class A 100 330
Huaxin Building Materials
Group Co., Ltd., Class H 174,000 329,290
Huayu Automotive Systems
Co., Ltd., Class A 119,800 299,083
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 85,824 49,562
Hubei Chutian Smart
Communication Co., Ltd. 127,300 66,540
Hubei Dinglong Co., Ltd.,
Class A 44,800 455,602
Hubei Energy Group Co., Ltd.,
Class A 224,000 156,555
*Hubei Feilihua Quartz Glass
Co., Ltd., Class A 19,800 213,351
Hubei Huitian New Materials
Co., Ltd. 41,100 62,806
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 58,900 234,086
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 90,100 385,167
Hubei Yihua Chemical Industry
Co., Ltd., Class A 105,600 205,308
Hubei Zhenhua Chemical Co.,
Ltd. 53,900 248,533
Hui Lyu Ecological Technology
Groups Co., Ltd. 18,500 81,688
Huishang Bank Corp., Ltd.,
Class H 566,000 366,670
*Huizhou CEE Technology,
Inc., Class A 55,800 89,648
Huizhou Desay Sv Automotive
Co., Ltd., Class A 40,600 555,790
Humanwell Healthcare Group
Co., Ltd., Class A 17,600 46,675
Shares Value
CHINA — (Continued)
Hunan Aihua Group Co., Ltd.,
Class A 30,400 $ 109,655
*Hunan Corun New Energy
Co., Ltd., Class A 80,400 60,359
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 172,300 76,794
*Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 77,600 64,921
Hunan Gold Corp., Ltd., Class
A 89,660 306,018
Hunan Jiudian Pharmaceutical
Co., Ltd. 59,160 96,448
Hunan Kaimeite Gases Co.,
Ltd., Class A 21,400 40,782
*Hunan New Wellful Co., Ltd.,
Class A 98,800 71,832
*Hunan Silver Co., Ltd., Class
A 142,300 168,356
Hunan Valin Steel Co., Ltd.,
Class A 836,520 486,795
*Hunan Yujing Machinery Co.,
Ltd. 37,130 148,500
Hunan Zhongke Electric Co.,
Ltd., Class A 30,600 62,982
Hundsun Technologies, Inc.,
Class A 81,202 275,587
*HY Energy Group Co., Ltd.,
Class A 100 14
*Hybio Pharmaceutical Co.,
Ltd., Class A 60,400 188,711
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 465,400 591,127
Hygon Information Technology
Co., Ltd., Class A 62,904 2,580,094
*Hymson Laser Technology
Group Co., Ltd. 74,844 474,327
*Hytera Communications
Corp., Ltd., Class A 98,900 120,524
*HyUnion Holding Co., Ltd.,
Class A 122,600 106,200
*IAT Automobile Technology
Co., Ltd., Class A 27,400 43,007
IEIT Systems Co., Ltd., Class
A 63,000 669,889
Iflytek Co., Ltd., Class A 67,200 420,112
IKD Co., Ltd., Class A 35,500 71,490
Imeik Technology
Development Co., Ltd., Class
A 7,041 113,642
Industrial & Commercial Bank
of China, Ltd., Class H 45,529,000 43,603,702
Industrial Bank Co., Ltd., Class
A 998,900 2,795,512
Industrial Securities Co., Ltd.,
Class A 488,600 436,986
INESA Intelligent Tech, Inc. 41,700 108,798
Infore Environment
Technology Group Co., Ltd.,
Class A 220,300 256,072

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Ω*Ingdan, Inc. 357,000 $ 166,171
Ingenic Semiconductor Co.,
Ltd., Class A 17,200 322,968
INKON Life Technology Co.,
Ltd., Class A 55,510 60,907
Inmyshow Digital Technology
Group Co., Ltd., Class A 54,300 37,629
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 1,456,800 481,041
Inner Mongolia Berun
Chemical Co., Ltd., Class A 258,700 229,074
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 543,000 2,169,298
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 146,336 276,273
Inner Mongolia Furui Medical
Science Co., Ltd., Class A 24,300 163,286
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 681,700 478,464
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp., Ltd., Class A 332,000 242,361
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 98,400 463,340
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 359,505 1,442,619
Ω*Innovent Biologics, Inc. 630,000 6,965,543
Innuovo Technology Co., Ltd.,
Class A 54,000 67,326
Insigma Technology Co., Ltd.,
Class A 75,200 78,391
Inspur Digital Enterprise
Technology, Ltd. 482,000 140,760
*Inspur Software Co., Ltd.,
Class A 31,600 76,410
Intron Technology Holdings,
Ltd. 222,000 39,069
iRay Group, Class A 14,016 174,458
*IReader Technology Co., Ltd.,
Class A 32,800 108,113
IRICO Display Devices Co.,
Ltd. 268,100 309,648
*J&T Global Express, Ltd. 1,978,800 2,546,176
*JA Solar Technology Co.,
Ltd., Class A 167,900 186,710
Jade Bird Integrated
Technologies Co., Ltd. 51,120 60,859
Jafron Biomedical Co., Ltd.,
Class A 50,400 138,810
Jangho Group Co., Ltd., Class
A 106,000 135,612
Jason Furniture Hangzhou
Co., Ltd., Class A 41,030 153,102
JC Finance & Tax Interconnect
Holdings, Ltd., Class A 72,700 77,292
JCET Group Co., Ltd., Class A 64,899 631,462
JCHX Mining Management
Co., Ltd., Class A 39,600 435,322
Shares Value
CHINA — (Continued)
Ω*JD Health International, Inc. 652,150 $ 3,276,718
Ω*JD Logistics, Inc. 1,796,400 3,440,870
JD.com, Inc., Class A 579,650 9,395,215
Jenkem Technology Co., Ltd.,
Class A 3,274 31,478
Ω*Jenscare Scientific Co.,
Ltd., Class H 10,400 9,350
#JF SmartInvest Holdings, Ltd. 5,600 21,367
Jiajiayue Group Co., Ltd.,
Class A 68,200 96,846
Jiang Su Suyan Jingshen Co.,
Ltd. 89,256 124,367
Jiangling Motors Corp., Ltd.,
Class A 35,600 89,667
*Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 11,700 70,165
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 95,000 70,476
Jiangsu Azure Corp., Class A 146,224 343,832
*Jiangsu Baichuan High-tech
New Materials Co., Ltd. 59,300 56,724
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 35,400 96,344
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 13,300 268,367
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 247,000 114,111
Jiangsu Changbao Steeltube
Co., Ltd. 94,000 86,297
Jiangsu Changhai Composite
Materials Co., Ltd. 31,000 72,940
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 26,300 43,149
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 332,377 316,460
Jiangsu Chint Power
Technology Co., Ltd., Class A 32,300 96,899
Jiangsu Cnano Technology
Co., Ltd., Class A 13,846 70,118
*Jiangsu Dagang Co., Ltd. 46,300 78,705
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 60,200 193,256
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 256,200 446,512
Jiangsu Etern Co., Ltd., Class
A 62,500 296,517
Jiangsu Expressway Co., Ltd.,
Class H 750,000 929,657
*Jiangsu General Science
Technology Co., Ltd. 166,000 99,304
Jiangsu Gian Technology Co.,
Ltd., Class A 12,900 62,233
Jiangsu Guomao Reducer Co.,
Ltd., Class A 32,500 63,139
Jiangsu Guoxin Corp., Ltd.,
Class A 119,100 130,680

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 10,700 $ 67,257
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 45,385 728,819
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 216,280 1,731,931
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 72,800 76,428
*Jiangsu Hongtian Technology
Co., Ltd., Class A 14,300 106,825
Jiangsu Hoperun Software
Co., Ltd., Class A 24,300 135,796
Jiangsu Huachang Chemical
Co., Ltd., Class A 90,900 74,299
Jiangsu Huahong Technology
Stock Co., Ltd., Class A 93,600 221,062
Jiangsu Huaxicun Co., Ltd.,
Class A 82,500 62,913
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 205,090 126,029
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 14,669 52,890
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 49,700 171,397
Jiangsu Jiuding New Material
Co., Ltd. 44,500 50,540
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 59,100 112,715
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 86,559 367,851
Jiangsu Lianyungang Port Co.,
Ltd. 102,100 66,218
Jiangsu Lihua Foods Group
Co., Ltd. 71,100 200,770
Jiangsu Linyang Energy Co.,
Ltd., Class A 145,700 124,484
*Jiangsu Lopal Tech Group
Co., Ltd., Class A 32,600 89,979
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 28,452 203,740
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 61,100 199,945
Jiangsu Pacific Precision
Forging Co., Ltd. 61,100 89,387
Jiangsu Pacific Quartz Co.,
Ltd., Class A 22,150 137,687
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 145,400 215,730
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 114,400 138,905
Jiangsu Rainbow Heavy
Industries Co., Ltd. 67,320 51,736
Jiangsu Rongtai Industry Co.,
Ltd., Class A 19,700 67,821
Shares Value
CHINA — (Continued)
Jiangsu Shemar Electric Co.,
Ltd. 26,300 $ 164,029
Jiangsu Shentong Valve Co.,
Ltd. 38,000 71,460
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 86,700 116,826
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 39,984 246,592
Jiangsu Soho High Hope
Group Corp., Class A 204,700 70,624
Jiangsu Sopo Chemical Co.,
Class A 73,600 71,492
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 160,468 104,786
Jiangsu ToLand Alloy Co.,
Ltd., Class A 18,900 77,745
Jiangsu Transimage
Technology Co., Ltd. 17,200 38,076
Jiangsu Xinquan Automotive
Trim Co., Ltd. 37,380 213,651
Jiangsu Yangnong Chemical
Co., Ltd., Class A 28,540 239,489
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 73,400 56,625
Jiangsu Yoke Technology Co.,
Ltd., Class A 26,300 521,062
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 56,800 236,169
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 173,380 117,582
Jiangsu Zhongtian Technology
Co., Ltd., Class A 131,600 555,754
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 182,600 71,922
*Jiangsu Zongyi Co., Ltd.,
Class A 119,400 88,753
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 44,800 50,681
Jiangxi Copper Co., Ltd., Class
H 866,000 3,885,161
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,700 74,598
Jiangxi Ganneng Co., Ltd.,
Class A 44,900 72,269
Jiangxi Ganyue Expressway
Co., Ltd., Class A 91,800 56,276
Jiangxi Guotai Group Co., Ltd.,
Class A 51,900 87,302
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 44,700 64,468
*Jiangxi Lianchuang
Optoelectronic Science &
Technology Co., Ltd., Class A 7,000 26,659
*Jiangxi Special Electric Motor
Co., Ltd., Class A 72,800 88,502

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 19,460 $ 62,010
Jiangyin Haida Rubber and
Plastic Co., Ltd. 56,100 68,117
Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 30,700 69,188
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 24,500 101,578
*Jiangyin Zhongnan Heavy
Industries Co., Ltd., Class A 176,300 74,922
Jianmin Pharmaceutical Group
Co., Ltd., Class A 11,800 49,273
Jianshe Industry Group
Yunnan Co., Ltd., Class A 19,500 56,045
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 107,100 175,873
Jiayou International Logistics
Co., Ltd., Class A 94,960 182,934
Jiaze Renewables Co., Ltd. 265,900 182,296
*Jilin Chemical Fibre, Class A 120,000 66,988
Jilin OLED Material Tech Co.,
Ltd. 18,372 96,792
*Jilin Quanyangquan Co., Ltd. 66,700 72,098
Jinbei Automotive Co., Ltd.,
Class A 118,700 58,002
#Jinchuan Group International
Resources Co., Ltd. 2,350,000 2,997
Jinduicheng Molybdenum Co.,
Ltd., Class A 202,200 628,451
Jinghua Pharmaceutical Group
Co., Ltd., Class A 86,800 86,628
Jingjin Equipment, Inc., Class
A 68,200 135,624
Jinhong Gas Co., Ltd., Class A 26,286 101,082
Jinhui Liquor Co., Ltd., Class A 42,100 103,670
*JinJian Cereals Industry Co.,
Ltd. 29,600 24,326
*Jinko Solar Co., Ltd., Class A 466,082 299,523
JinkoSolar Holding Co., Ltd.,
Sponsored ADR 27,155 411,127
Jinlei Technology Co., Ltd.,
Class A 33,400 105,985
Jinlongyu Group Co., Ltd. 11,700 39,154
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 258,500 140,094
Jinneng Science&Technology
Co., Ltd., Class A 63,700 42,257
ΩJinxin Fertility Group, Ltd. 1,941,000 537,131
Jinyu Bio-Technology Co.,
Ltd., Class A 53,000 99,197
*Jinyuan EP Co., Ltd., Class A 57,700 37,251
Jinzai Food Group Co., Ltd. 34,700 55,800
*Jinzhou Yongshan Lithium
Co., Ltd. 12,800 29,492
JiuGui Liquor Co., Ltd., Class
A 19,963 123,708
Shares Value
CHINA — (Continued)
ΩJiumaojiu International
Holdings, Ltd. 136,000 $ 21,159
Jiuzhitang Co., Ltd., Class A 89,400 119,802
Jizhong Energy Resources
Co., Ltd., Class A 234,520 164,602
JL Mag Rare-Earth Co., Ltd.,
Class A 34,266 129,892
JNBY Design, Ltd. 212,500 561,493
Joinn Laboratories China Co.,
Ltd., Class A 7,600 46,747
Ω#Joinn Laboratories China
Co., Ltd., Class H 26,700 75,521
Jointo Energy Investment Co.,
Ltd., Class A 94,900 120,006
Jointown Pharmaceutical
Group Co., Ltd., Class A 262,003 199,798
Jones Tech PLC, Class A 18,500 118,642
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 66,100 198,787
Joyoung Co., Ltd., Class A 64,200 86,127
Ω#*JS Global Lifestyle Co.,
Ltd. 562,000 101,053
JSTI Group, Class A 107,768 89,682
#*Ju Teng International
Holdings, Ltd. 338,000 127,586
Juneyao Airlines Co., Ltd.,
Class A 164,000 268,825
*Jushri Technologies, Inc.,
Class A 27,000 116,181
Jutze Intelligent Technology
Co., Ltd. 22,900 69,344
Kailuan Energy Chemical Co.,
Ltd., Class A 143,200 120,652
Kaishan Group Co., Ltd.,
Class A 37,100 94,599
*KBC Corp., Ltd., Class A 14,138 52,944
KE Holdings, Inc., Class A 1,544,300 8,550,998
Keboda Technology Co., Ltd.,
Class A 14,100 88,483
Keda Industrial Group Co.,
Ltd., Class A 137,100 334,762
KEDE Numerical Control Co.,
Ltd., Class A 9,144 73,467
Keeson Technology Corp.,
Ltd., Class A 32,900 64,208
Kehua Data Co., Ltd., Class A 42,076 178,811
Keli Motor Group Co., Ltd. 41,700 58,659
Keli Sensing Technology
Ningbo Co., Ltd. 13,900 104,002
Keshun Waterproof
Technologies Co., Ltd., Class
A 95,400 68,936
Kidswant Digital Technology
Co., Ltd., Class A 71,800 80,376
Kinco Automation Shanghai
Co., Ltd. 3,782 61,266
Kinetic Development Group,
Ltd. 2,310,000 497,845
Kingboard Holdings, Ltd. 631,500 3,156,856

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
#Kingboard Laminates
Holdings, Ltd. 779,500 $ 2,924,517
*KingClean Electric Co., Ltd.,
Class A 26,300 108,652
*Kingdee International
Software Group Co., Ltd. 1,339,000 1,422,397
Kingfa Sci & Tech Co., Ltd.,
Class A 152,800 349,792
Kingnet Network Co., Ltd.,
Class A 122,200 311,046
*Kingsemi Co., Ltd. 6,404 278,211
*Kingsignal Technology Co.,
Ltd., Class A 40,100 64,128
*Kingsoft Cloud Holdings, Ltd. 2,452,000 1,816,736
Konfoong Materials
International Co., Ltd., Class A 13,300 400,611
KPC Pharmaceuticals, Inc.,
Class A 53,300 71,583
KTK Group Co., Ltd., Class A 31,400 46,309
Kuaijishan Shaoxing Wine
Co., Ltd. 50,000 111,722
ΩKuaishou Technology, Class
B 2,394,200 13,342,499
Kuang-Chi Technologies Co.,
Ltd., Class A 38,200 174,670
Kuangda Technology Group
Co., Ltd., Class A 123,000 96,347
Kunlun Energy Co., Ltd. 3,736,000 3,449,378
*Kunlun Tech Co., Ltd., Class
A 171,700 1,098,327
Kunming Chuan Jin Nuo
Chemical Co., Ltd. 28,400 79,438
Kunshan Dongwei Technology
Co., Ltd., Class A 12,000 91,172
*Kunshan Kersen Science &
Technology Co., Ltd., Class A 16,200 31,184
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 19,560 132,043
Kweichow Moutai Co., Ltd.,
Class A 61,400 12,279,273
*KWG Group Holdings, Ltd. 634,500 7,930
*Kyland Technology Co., Ltd.,
Class A 26,600 69,440
Lakala Payment Co., Ltd.,
Class A 61,880 146,605
Lancy Co., Ltd., Class A 52,300 114,537
Landai Technology Group
Corp., Ltd. 77,200 76,933
Lanzhou Lishang Guochao
Industrial Group Co., Ltd.,
Class A 44,400 25,969
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 34,100 35,295
Lao Feng Xiang Co., Ltd.,
Class A 18,800 100,355
Laobaixing Pharmacy Chain
JSC, Class A 67,490 128,017
Launch Tech Co., Ltd., Class
H 148,000 130,417
LB Group Co., Ltd., Class A 161,900 392,680
Shares Value
CHINA — (Continued)
Leader Harmonious Drive
Systems Co., Ltd., Class A 5,007 $ 225,127
Lee & Man Paper
Manufacturing, Ltd. 1,346,000 688,311
ΩLegend Holdings Corp.,
Class H 657,100 1,102,764
Lenovo Group, Ltd. 8,296,000 25,242,624
Lens Technology Co., Ltd.,
Class A 247,300 1,156,415
Leo Group Co., Ltd., Class A 225,200 155,393
Lepu Medical Technology
Beijing Co., Ltd., Class A 167,200 323,586
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 59,300 128,111
Levima Advanced Materials
Corp., Class A 52,700 146,471
Leyard Optoelectronic Co.,
Ltd., Class A 91,600 72,701
*Li Auto, Inc., ADR 14,243 194,132
#*Li Auto, Inc., Class A 888,700 6,051,900
Li Ning Co., Ltd. 2,021,500 3,905,545
Lianhe Chemical Technology
Co., Ltd., Class A 69,800 155,860
*Lianlian DigiTech Co., Ltd.,
Class H 29,500 15,575
*Liao Ning Oxiranchem, Inc.,
Class A 53,800 60,305
Liaoning Chengda
Biotechnology Co., Ltd., Class
A 5,793 17,147
Liaoning Energy Industry Co.,
Ltd., Class A 151,000 72,667
Liaoning Port Co., Ltd., Class
H 2,000 184
Lier Chemical Co., Ltd., Class
A 109,300 257,333
#*Lifetech Scientific Corp. 2,466,000 462,281
Lijiang Yulong Tourism Co.,
Ltd., Class A 57,400 73,775
#Lingbao Gold Group Co.,
Ltd., Class H 582,000 1,432,437
Lingyi iTech Guangdong Co.,
Class A 346,400 636,029
Liuzhou Iron & Steel Co., Ltd.,
Class A 103,200 62,959
Livzon Pharmaceutical Group,
Inc., Class H 121,600 402,563
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 183,200 514,872
LK Technology Holdings, Ltd. 276,000 51,739
Loncin Motor Co., Ltd., Class A 157,500 343,061
Ω#Longfor Group Holdings,
Ltd. 1,381,947 1,208,957
Longhua Technology Group
Luoyang Co., Ltd., Class A 61,700 77,292
*LONGi Green Energy
Technology Co., Ltd., Class A 212,752 409,223
Longshine Technology Group
Co., Ltd., Class A 118,500 194,769

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Longyan Zhuoyue New Energy
Co., Ltd. 7,853 $ 39,117
Lontium Semiconductor Corp. 10,322 64,392
*Lotus Holdings Co., Ltd. 118,200 142,294
Lucky Harvest Co., Ltd. 19,110 82,174
Luolai Lifestyle Technology
Co., Ltd., Class A 91,300 150,603
Luoniushan Co., Ltd., Class A 57,001 44,396
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 36,000 156,241
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 97,300 80,394
Luxi Chemical Group Co., Ltd.,
Class A 140,700 263,341
Luxshare Precision Industry
Co., Ltd., Class A 380,700 3,240,240
Ω#*Luye Pharma Group, Ltd. 2,151,500 556,971
Luzhou Laojiao Co., Ltd.,
Class A 90,869 1,223,490
#Lygend Resources &
Technology Co., Ltd., Class H 47,400 80,032
*Maanshan Iron & Steel Co.,
Ltd., Class H 1,570,000 342,366
*Maccura Biotechnology Co.,
Ltd., Class A 43,400 58,416
*Malion New Materials Co.,
Ltd., Class A 45,200 50,599
Mango Excellent Media Co.,
Ltd., Class A 82,000 198,765
ΩMaoyan Entertainment 459,553 264,892
*Maoye Commercial Co., Ltd.,
Class A 51,800 29,377
*Maxscend Microelectronics
Co., Ltd., Class A 16,252 163,449
Maxvision Technology Corp.,
Class A 16,700 100,496
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 22,900 84,806
*MCC Meili Cloud Computing
Industry Investment Co., Ltd.,
Class A 14,400 32,368
Mehow Innovative, Ltd., Class
A 34,440 80,269
MeiG Smart Technology Co.,
Ltd. 10,900 56,651
Meihua Holdings Group Co.,
Ltd., Class A 223,315 268,835
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 262,200 185,583
Ω#*Meitu, Inc. 3,021,000 1,818,394
Ω*Meituan, Class B 2,836,900 33,464,248
Mesnac Co., Ltd., Class A 107,000 91,736
#Metallurgical Corp. of China,
Ltd., Class H 1,800,000 344,317
*M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 137,900 59,624
#MicroPort NeuroScientific
Corp. 42,408 48,402
Shares Value
CHINA — (Continued)
*Microport Scientific Corp. 551,400 $ 472,532
Micro-Tech Nanjing Co., Ltd. 10,959 118,281
Midea Group Co., Ltd., Class A 188,400 2,443,782
Midea Group Co., Ltd., Class
H 218,300 2,765,775
Ω*Midea Real Estate Holding,
Ltd. 183,800 70,317
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 12,211 105,866
Ming Yang Smart Energy
Group, Ltd., Class A 90,000 148,592
MINISO Group Holding, Ltd. 112,200 366,865
Minmetals Development Co.,
Ltd., Class A 58,600 83,213
Minth Group, Ltd. 862,000 3,040,568
Miracle Automation
Engineering Co., Ltd. 26,200 64,167
Miracll Chemicals Co., Ltd. 31,200 58,580
Mloptic Corp., Class A 1,467 68,969
*MLS Co., Ltd., Class A 108,300 163,250
#*MMG, Ltd. 3,815,199 4,082,014
Ω*Mobvista, Inc. 707,000 1,005,286
Montage Technology Co., Ltd.,
Class A 31,473 954,899
Moon Environment Technology
Co., Ltd., Class A 49,400 258,214
#Morimatsu International
Holdings Co., Ltd. 345,000 288,175
Motic Xiamen Electric Group
Co., Ltd. 48,200 95,138
Muyuan Foods Group Co.,
Ltd., Class A 308,980 1,796,214
MYS Group Co., Ltd., Class A 136,900 92,842
Nancal Technology Co., Ltd. 18,800 111,908
Nanfang Pump Industry Co.,
Ltd., Class A 156,100 97,773
*Nanhua Futures Co., Ltd. 30,100 77,641
NanJi E-Commerce Co., Ltd.,
Class A 210,300 96,534
Nanjing Cosmos Chemical
Co., Ltd. 49,620 81,850
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 24,100 121,260
Nanjing Iron & Steel Co., Ltd.,
Class A 224,600 167,284
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 47,169 56,504
Nanjing Pharmaceutical Group
Co., Ltd. 128,200 96,244
Nanjing Securities Co., Ltd.,
Class A 254,000 257,257
Nanjing Tanker Corp. 460,200 248,042
Nantong Jianghai Capacitor
Co., Ltd., Class A 48,300 419,891
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 40,600 127,089

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
NARI Technology Co., Ltd.,
Class A 388,158 $ 1,399,539
*National Silicon Industry
Group Co., Ltd., Class A 39,760 138,236
NAURA Technology Group
Co., Ltd., Class A 24,275 2,469,412
*NavInfo Co., Ltd., Class A 48,121 47,598
NBTM New Materials Group
Co., Ltd., Class A 43,300 169,651
#NetDragon Websoft Holdings,
Ltd. 334,000 343,302
Ω*NetEase Cloud Music, Inc. 58,600 952,056
NetEase, Inc. 1,020,800 27,050,888
NetEase, Inc., Sponsored ADR 67,006 8,929,890
Neusoft Corp., Class A 58,700 73,447
New China Life Insurance Co.,
Ltd., Class H 975,700 6,017,248
New Guomai Digital Culture
Co., Ltd., Class A 42,600 68,820
New Hope Dairy Co., Ltd.,
Class A 50,400 136,123
*New Hope Liuhe Co., Ltd.,
Class A 276,500 286,596
*New Journey Health
Technology Group Co., Ltd. 265,500 81,772
New Trend International Logis-
Tech Co., Ltd. 44,240 46,445
Neway Valve Suzhou Co.,
Ltd., Class A 42,100 284,141
#*Newborn Town, Inc. 674,000 700,508
Newland Digital Technology
Co., Ltd., Class A 43,100 119,917
Nexteer Automotive Group,
Ltd. 1,414,000 757,345
*Nine Dragons Paper
Holdings, Ltd. 1,823,000 1,755,209
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 64,100 66,251
Ningbo Boway Alloy Material
Co., Ltd. 76,400 188,698
*Ningbo Changhong Polymer
Scientific & Technical, Inc. 27,600 48,225
Ningbo Construction Co., Ltd.,
Class A 107,200 69,526
Ningbo Deye Technology
Corp., Class A 52,420 635,011
Ningbo Exciton Technology
Co., Ltd. 22,000 70,788
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 20,700 58,636
Ningbo Huaxiang Electronic
Co., Ltd., Class A 48,500 134,726
Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 84,800 165,245
Ningbo Jintian Copper Group
Co., Ltd. 103,700 151,095
Ningbo Joyson Electronic
Corp., Class A 114,100 348,041
Ningbo KBE Electrical
Technology Co., Ltd. 19,040 93,573
Shares Value
CHINA — (Continued)
Ningbo Menovo
Pharmaceutical Co., Ltd. 31,080 $ 113,765
Ningbo Orient Wires & Cables
Co., Ltd., Class A 45,600 277,851
Ningbo Peacebird Fashion
Co., Ltd., Class A 32,600 64,781
*Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 32,848 135,947
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 107,700 264,250
*Ningbo Shanshan Co., Ltd.,
Class A 133,700 252,021
*Ningbo Solartron Technology
Co., Ltd. 18,784 32,515
Ningbo Sunrise Elc
Technology Co., Ltd. 19,600 75,052
Ningbo Tuopu Group Co., Ltd.,
Class A 62,700 433,109
Ningbo Xusheng Group Co.,
Ltd., Class A 74,588 126,018
Ningbo Yongxin Optics Co.,
Ltd., Class A 16,900 220,240
Ningbo Yunsheng Co., Ltd.,
Class A 44,500 72,218
Ningbo Zhoushan Port Co.,
Ltd., Class A 272,200 140,264
Ningxia Baofeng Energy Group
Co., Ltd., Class A 426,600 1,471,187
Ningxia Building Materials
Group Co., Ltd., Class A 33,300 64,496
Ningxia Orient Tantalum
Industry Co., Ltd. 21,700 140,995
Ningxia Western Venture
Industrial Co., Ltd. 132,000 72,319
*NIO, Inc., Class A 829,550 4,106,704
#*Niu Technologies, ADR 48,465 125,524
NKY Medical Holdings, Ltd.,
Class A 48,720 89,023
ΩNongfu Spring Co., Ltd.,
Class H 1,492,600 8,333,252
Norinco International
Cooperation, Ltd., Class A 120,300 165,663
North Chemical Industries Co.,
Ltd., Class A 35,800 104,536
North China Pharmaceutical
Co., Ltd. 203,100 144,955
North Copper Co., Ltd., Class
A 108,500 215,605
North Electro-Optic Co., Ltd. 19,900 47,530
*North Huajin Chemical
Industries Co., Ltd., Class A 121,400 83,229
North Industries Group Red
Arrow Co., Ltd., Class A 75,800 161,513
Northeast Pharmaceutical
Group Co., Ltd., Class A 149,000 101,048
Northeast Securities Co., Ltd.,
Class A 160,000 192,140
Northking Information
Technology Co., Ltd., Class A 52,531 88,674
Novoray Corp., Class A 11,982 190,409

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*NSFOCUS Technologies
Group Co., Ltd., Class A 78,900 $ 86,922
*Nuode New Materials Co.,
Ltd., Class A 82,400 99,562
NYOCOR Co., Ltd., Class A 86,100 82,104
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 46,200 36,394
Ω#*Ocumension Therapeutics 259,000 167,127
*Offcn Education Technology
Co., Ltd., Class A 356,100 111,258
Offshore Oil Engineering Co.,
Ltd., Class A 269,400 228,177
*OFILM Group Co., Ltd., Class
A 211,600 226,220
Olympic Circuit Technology
Co., Ltd., Class A 38,500 179,690
OmniVision Integrated Circuits
Group, Inc. 46,733 613,797
#Onewo, Inc., Class H 202,900 437,284
Oppein Home Group, Inc.,
Class A 13,600 70,080
Opple Lighting Co., Ltd., Class
A 18,400 47,298
OPT Machine Vision Tech Co.,
Ltd., Class A 5,196 79,940
ORG Technology Co., Ltd.,
Class A 216,900 158,659
Orient International Enterprise,
Ltd., Class A 72,800 67,805
ΩOrient Securities Co., Ltd.,
Class H 700,000 509,717
*Oriental Energy Co., Ltd.,
Class A 38,100 31,762
*Ourpalm Co., Ltd., Class A 151,800 98,452
Ovctek China, Inc., Class A 62,300 105,811
*Pacific Securities Co., Ltd.
(The), Class A 311,400 159,541
*Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 70,340 108,634
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 448,000 204,318
*Pantum Technology Co., Ltd. 64,500 162,554
PCI Technology Group Co.,
Ltd., Class A 119,300 85,853
#*PDD Holdings, Inc.,
Sponsored ADR 420,652 37,252,941
Ω#*Peijia Medical, Ltd. 194,000 99,454
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 301,600 –
Pengxin International Mining
Co., Ltd., Class A 156,000 153,381
People.cn Co., Ltd., Class A 45,900 114,386
People's Insurance Co. Group
of China, Ltd. (The), Class H 7,926,000 5,518,767
Perfect World Co., Ltd., Class
A 80,800 131,249
Persistence Gold Group, Ltd. 315,000 30,931
PetroChina Co., Ltd., Class H 18,396,000 23,318,741
Shares Value
CHINA — (Continued)
PharmaBlock Sciences
Nanjing, Inc., Class A 14,600 $ 79,168
ΩPharmaron Beijing Co., Ltd.,
Class H 149,725 437,245
*Phenix Optical Co., Ltd. 21,600 48,104
PhiChem Corp., Class A 30,800 143,524
PICC Property & Casualty Co.,
Ltd., Class H 6,468,000 13,527,239
Ping An Bank Co., Ltd., Class
A 905,721 1,559,738
Ω#*Ping An Healthcare and
Technology Co., Ltd. 679,600 677,728
Ping An Insurance Group Co.
of China, Ltd. 5,408,500 40,452,015
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 161,200 190,717
*PNC Process Systems Co.,
Ltd., Class A 16,300 52,375
POCO Holding Co., Ltd., Class
A 20,020 172,204
*Polaris Bay Group Co., Ltd.,
Class A 95,200 84,580
Poly Developments and
Holdings Group Co., Ltd.,
Class A 1,017,800 795,745
Poly Property Group Co., Ltd. 1,798,724 348,661
*Poly Union Chemical Holding
Group Co., Ltd., Class A 25,600 24,829
*Pony Testing International
Group Co., Ltd., Class A 76,880 80,370
Ω#Pop Mart International
Group, Ltd. 442,800 9,181,708
Porton Pharma Solutions, Ltd.,
Class A 108,900 250,586
ΩPostal Savings Bank of
China Co., Ltd., Class H 7,554,000 4,893,685
Power Construction Corp. of
China, Ltd., Class A 736,800 533,502
Precision Tsugami China
Corp., Ltd. 117,000 775,862
Prinx Chengshan Holdings,
Ltd. 29,000 24,741
Pulike Biological Engineering,
Inc. 34,700 53,385
Puyang Huicheng Electronic
Material Co., Ltd., Class A 18,100 35,271
Pylon Technologies Co., Ltd.,
Class A 15,827 102,015
Q Technology Group Co., Ltd. 668,000 586,084
*Qi An Xin Technology Group,
Inc. 31,673 126,769
Qiming Information
Technology Co., Ltd., Class A 24,700 52,008
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 51,500 73,818
Qingdao East Steel Tower
Stock Co., Ltd., Class A 66,400 184,253
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 43,800 67,321

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Qingdao Gaoce Technology
Co., Ltd., Class A 60,562 $ 72,279
Qingdao Gon Technology Co.,
Ltd., Class A 31,228 217,099
Qingdao Haier Biomedical Co.,
Ltd., Class A 6,619 27,668
Qingdao Hanhe Cable Co.,
Ltd., Class A 181,200 183,255
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 30,860 56,708
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 15,400 181,013
Qingdao NovelBeam
Technology Co., Ltd. 11,066 112,161
ΩQingdao Port International
Co., Ltd., Class H 588,000 533,141
Qingdao Rural Commercial
Bank Corp., Class A 308,300 144,714
Qingdao Sentury Tire Co.,
Ltd., Class A 19,800 43,274
Qingdao TGOOD Electric Co.,
Ltd., Class A 81,900 425,666
*Qingdao Topscomm
Communication, Inc., Class A 45,868 37,287
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 39,600 40,401
*Qinghai Salt Lake Industry
Co., Ltd., Class A 248,500 1,005,274
Qinhuangdao Port Co., Ltd.,
Class H 177,000 53,044
*QuakeSafe Technologies Co.,
Ltd., Class A 15,800 37,152
QuantumCTek Co., Ltd., Class
L 2,789 159,071
Queclink Wireless Solutions
Co., Ltd., Class A 34,400 52,516
Quectel Wireless Solutions
Co., Ltd., Class A 30,300 203,155
Quick Intelligent Equipment
Co., Ltd. 27,040 148,465
*Quzhou DFP New Material
Group Co., Ltd. 141,700 69,031
*Quzhou Xin'an Development
Co., Ltd., Class A 503,100 213,803
Rainbow Digital Commercial
Co., Ltd., Class A 151,000 102,181
Range Intelligent Computing
Technology Group Co., Ltd. 49,700 465,473
Rastar Group, Class A 145,100 102,271
Rayhoo Motor Dies Co., Ltd. 21,600 84,469
Raytron Technology Co., Ltd.,
Class A 23,200 486,611
Realcan Pharmaceutical
Group Co., Ltd., Class A 111,700 45,485
Red Avenue New Materials
Group Co., Ltd., Class A 29,933 240,186
Ω*Red Star Macalline Group
Corp., Ltd., Class H 323,200 43,689
Shares Value
CHINA — (Continued)
Ω*Remegen Co., Ltd., Class H 35,500 $ 370,093
Renhe Pharmacy Co., Ltd.,
Class A 146,158 117,517
*REPT BATTERO Energy Co.,
Ltd., Class H 242,800 334,092
Rianlon Corp., Class A 23,200 129,339
Richinfo Technology Co., Ltd.,
Class A 22,000 65,674
*Risen Energy Co., Ltd., Class
A 74,800 105,110
Riyue Heavy Industry Co.,
Ltd., Class A 47,321 71,541
Rizhao Port Co., Ltd., Class A 350,100 144,117
RoboTechnik Intelligent
Technology Co., Ltd., Class A 4,800 295,361
Rockchip Electronics Co., Ltd.,
Class A 16,400 456,540
*RongFa Nuclear Equipment
Co., Ltd., Class A 107,800 91,624
Rongsheng Petrochemical
Co., Ltd., Class A 423,800 775,634
*Roshow Technology Co., Ltd.,
Class A 111,600 100,968
Ruida Futures Co., Ltd., Class
A 24,100 70,301
Runjian Co., Ltd., Class A 14,200 100,864
*Ruyi Film Entertainment Co.,
Ltd., Class A 138,800 178,602
Sai Micro Electronics, Inc.,
Class A 30,900 128,479
Sailun Group Co., Ltd., Class
A 242,800 509,084
*Sanan Optoelectronics Co.,
Ltd., Class A 210,420 381,369
Sanchuan Wisdom Technology
Co., Ltd., Class A 192,100 140,802
Sangfor Technologies, Inc.,
Class A 25,600 453,783
Sanjiang Shopping Club Co.,
Ltd., Class A 57,200 87,578
Sanquan Food Co., Ltd., Class
A 34,800 68,277
Sansteel Minguang Co., Ltd.
Fujian, Class A 184,100 88,869
Sansure Biotech, Inc., Class A 26,289 60,103
Sany Heavy Equipment
International Holdings Co., Ltd. 982,000 930,456
Sany Heavy Industry Co., Ltd.,
Class A 392,900 1,195,560
Satellite Chemical Co., Ltd.,
Class A 148,500 558,299
SDIC Capital Co., Ltd., Class A 329,000 317,630
SDIC Power Holdings Co.,
Ltd., Class A 271,000 611,951
Sealand Securities Co., Ltd.,
Class A 350,800 199,466
#*Seazen Group, Ltd. 2,339,428 429,603
*Seazen Holdings Co., Ltd.,
Class A 86,700 144,299

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*<S-Enjoy Service Group Co.,
Ltd. 101,000 $ 6,762
Seres Group Co., Ltd., Class A 62,900 579,786
SF Diamond Co., Ltd. 35,100 153,427
SF Holding Co., Ltd. 72,400 312,254
SF Holding Co., Ltd., Class A 116,200 602,043
SG Micro Corp., Class A 21,890 310,293
*Shaanxi Aerospace Power
Hi-Tech Co., Ltd. 8,400 21,742
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 222,500 121,243
Shaanxi Coal Industry Co.,
Ltd., Class A 524,300 1,925,347
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 135,200 58,857
*Shaanxi Construction
Machinery Co., Ltd., Class A 87,900 52,844
*Shaanxi Fenghuo Electronics
Co., Ltd., Class A 96,300 107,374
*Shaanxi Heimao Coking Co.,
Ltd., Class A 154,400 74,303
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 93,100 101,738
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 282,300 360,326
Shandong Bohui Paper
Industrial Co., Ltd., Class A 112,100 81,667
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 58,900 137,451
Shandong Dawn Polymer Co.,
Ltd., Class A 20,500 78,195
*Shandong Denghai Seeds
Co., Ltd., Class A 62,300 80,903
Shandong Dongyue Silicone
Material Co., Ltd., Class A 52,600 111,144
ΩShandong Gold Mining Co.,
Ltd., Class H 840,750 2,161,487
*Shandong Haihua Co., Ltd.,
Class A 81,200 50,739
Shandong Head Group Co.,
Ltd., Class A 34,600 99,188
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 61,480 475,024
Shandong Hi-speed Co., Ltd.,
Class A 116,600 195,962
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 110,500 83,447
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 322,907 1,030,391
*Shandong Huatai Paper
Industry Shareholding Co., Ltd. 135,600 65,256
Shandong Humon Smelting
Co., Ltd., Class A 89,900 178,511
Shares Value
CHINA — (Continued)
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 35,900 $ 68,468
*Shandong Jinjing Science &
Technology Co., Ltd., Class A 127,200 80,049
Shandong Linglong Tyre Co.,
Ltd., Class A 40,600 69,797
Shandong Lukang Pharma 109,100 119,061
*Shandong Molong Petroleum
Machinery Co., Ltd., Class H 609,600 391,806
Shandong Nanshan Aluminum
Co., Ltd., Class A 751,700 525,369
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 81,000 76,521
Shandong Pharmaceutical
Glass Co., Ltd., Class A 44,900 132,704
Shandong Sun Paper Industry
JSC, Ltd., Class A 208,300 449,085
Shandong Taihe Technologies
Co., Ltd. 15,200 50,326
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 24,560 205,764
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 1,255,200 537,833
Shandong WIT Dyne Health
Co., Ltd., Class A 27,700 106,602
Shandong Xiantan Group Co.,
Ltd. 89,800 81,644
#Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 188,000 146,965
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 74,880 96,574
Shanghai Acrel Co., Ltd. 22,500 66,966
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd. 45,800 68,564
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 90,400 165,449
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 24,358 401,073
Shanghai AtHub Co., Ltd.,
Class A 50,978 183,277
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 61,400 187,289
Shanghai Baolong Automotive
Corp., Class A 25,300 108,529
Shanghai Baosight Software
Co., Ltd., Class A 114,750 315,871
Shanghai Baosteel Packaging
Co., Ltd., Class A 104,000 69,760
Shanghai Belling Co., Ltd.,
Class A 27,300 93,016

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 21,658 $ 335,803
*Shanghai Bright Meat Group
Co., Ltd., Class A 78,700 61,064
Shanghai Bright Power
Semiconductor Co., Ltd., Class
A 4,478 71,274
Shanghai Chicmax Cosmetic
Co., Ltd., Class H 61,100 231,727
Shanghai Chinafortune Co.,
Ltd., Class A 65,100 127,243
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 47,100 72,811
Shanghai Construction Group
Co., Ltd., Class A 624,200 219,053
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 88,342 125,579
Shanghai Datun Energy
Resources Co., Ltd., Class A 101,920 129,336
*Shanghai DZH, Ltd., Class A 38,900 48,442
Shanghai Electric Group Co.,
Ltd., Class H 2,110,000 866,430
Shanghai Electric Power Co.,
Ltd., Class A 137,600 294,825
Shanghai Environment Group
Co., Ltd., Class A 80,280 84,638
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 62,600 51,260
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 32,200 48,681
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 203,000 425,074
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 49,000 149,719
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 11,300 94,086
Shanghai Gentech Co., Ltd. 18,957 139,537
*Shanghai Golden Bridge
InfoTech Co., Ltd. 49,400 83,243
Shanghai Haixin Group Co. 96,900 112,921
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 30,000 113,365
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 24,340 51,153
Ω*Shanghai Henlius Biotech,
Inc., Class H 41,300 293,096
Shanghai Huace Navigation
Technology, Ltd., Class A 41,160 173,029
Shanghai Huafon Aluminium
Corp., Class A 58,000 134,664
Shanghai Huayi Group Co.,
Ltd., Class A 103,800 126,495
*Shanghai Industrial
Development Co., Ltd., Class
A 333,500 183,209
Shares Value
CHINA — (Continued)
#Shanghai Industrial Holdings,
Ltd. 361,000 $ 636,685
Shanghai International Airport
Co., Ltd., Class A 67,000 244,849
Shanghai Jahwa United Co.,
Ltd., Class A 9,000 24,521
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 72,698 209,803
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 42,200 60,737
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 76,900 62,628
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 21,500 51,288
Shanghai Liangxin Electrical
Co., Ltd., Class A 44,400 59,302
Shanghai Lingang Holdings
Corp., Ltd., Class A 133,520 177,146
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 76,900 91,436
Shanghai M&G Stationery,
Inc., Class A 33,500 116,075
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 43,000 122,186
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 3,928 54,354
*Shanghai Milkground Food
Tech Co., Ltd., Class A 31,100 106,055
Shanghai Moons' Electric Co.,
Ltd., Class A 4,900 35,872
*Shanghai New Power
Automotive Technology Co.,
Ltd. 78,800 68,142
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 500,500 767,192
Shanghai Pret Composites
Co., Ltd., Class A 65,000 87,585
Shanghai Pudong Construction
Co., Ltd., Class A 92,400 70,599
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 1,336,217 1,881,633
Shanghai Putailai New Energy
Technology Group Co., Ltd. 262,360 924,596
Shanghai QiFan Cable Co.,
Ltd., Class A 32,600 88,289
Shanghai RAAS Blood
Products Co., Ltd., Class A 335,400 257,259
Shanghai Rongtai Health
Technology Corp., Ltd. 15,200 39,072
*Shanghai Runda Medical
Technology Co., Ltd., Class A 53,300 79,002
Shanghai Rural Commercial
Bank Co., Ltd., Class A 428,600 545,159

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Shenda Co., Ltd.,
Class A 156,300 $ 80,772
*Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 98,700 63,575
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 90,500 118,462
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 13,300 166,215
Shanghai Stonehill Technology
Co., Ltd., Class A 589,400 593,467
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 51,300 87,736
Shanghai Tunnel Engineering
Co., Ltd., Class A 172,100 143,982
*Shanghai Vital Microtech Co.,
Ltd. 80,500 310,037
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 46,500 60,316
Shanghai Yaoji Technology
Co., Ltd., Class A 32,300 88,768
Shanghai Yct Electronics
Group Co., Ltd., Class A 14,950 94,968
Shanghai Yongguan Adhesive
Products Corp., Ltd., Class A 10,700 26,237
*Shanghai Yuyuan Tourist
Mart Group Co., Ltd., Class A 37,900 26,096
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 82,400 392,271
Shanghai Zhenhua Heavy
Industries Co., Ltd. 204,000 130,796
Shanghai Zhezhong Group
Co., Ltd. 32,000 81,168
Shanghai Zhonggu Logistics
Co., Ltd., Class A 193,604 309,037
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 144,500 135,655
Shanjin International Gold Co.,
Ltd., Class A 160,400 555,298
Shannon Semiconductor
Technology Co., Ltd. 13,700 295,751
Shantou Wanshun New
Material Group Co., Ltd., Class
A 72,200 65,001
Shantui Construction
Machinery Co., Ltd., Class A 137,900 231,351
Shanxi Blue Flame Holding
Co., Ltd., Class A 83,300 85,848
Shanxi Coal International
Energy Group Co., Ltd., Class
A 174,700 326,719
Shanxi Coking Co., Ltd., Class
A 151,930 81,438
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 448,300 431,479
Shares Value
CHINA — (Continued)
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 182,500 $ 87,286
Shanxi Hi-speed Group Co.,
Ltd. 124,600 86,899
*Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 95,000 98,328
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 179,600 65,155
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 161,400 360,876
*Shanxi Meijin Energy Co.,
Ltd., Class A 296,600 158,546
Shanxi Securities Co., Ltd.,
Class A 178,100 142,672
Shanxi Taigang Stainless
Steel Co., Ltd., Class A 353,800 190,170
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 54,940 1,035,118
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 68,900 50,297
Sharetronic Data Technology
Co., Ltd. 24,304 776,797
Shede Spirits Co., Ltd., Class
A 20,100 115,420
Shenergy Co., Ltd., Class A 162,000 205,097
Shengda Resources Co., Ltd.,
Class A 628,400 2,363,455
Shenghe Resources Holding
Co., Ltd., Class A 96,900 297,010
Shengyi Electronics Co., Ltd.,
Class A 31,842 445,564
Shengyi Technology Co., Ltd.,
Class A 119,300 1,866,149
*Shenma Industry Co., Ltd. 90,900 85,470
Shennan Circuits Co., Ltd.,
Class A 32,690 1,490,882
ΩShenwan Hongyuan Group
Co., Ltd., Class H 1,654,400 542,212
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 23,152 145,630
Shenzhen Absen
Optoelectronic Co., Ltd. 29,000 52,045
Shenzhen Agricultural Power
Group Co., Ltd., Class A 126,500 111,077
Shenzhen Airport Co., Ltd.,
Class A 67,100 67,265
Shenzhen Aisidi Co., Ltd.,
Class A 144,100 213,587
*Shenzhen Anche
Technologies Co., Ltd., Class
A 20,300 52,423
*Shenzhen Baoming
Technology Co., Ltd., Class A 11,300 52,640
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 55,500 95,494

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Shenzhen Bauing
Construction Holding Group
Co., Ltd., Class A 122,700 $ 55,778
Shenzhen Bingchuan Network
Co., Ltd. 33,900 73,287
Shenzhen BSC Technology
Co., Ltd., Class A 15,100 121,857
Shenzhen Capchem
Technology Co., Ltd., Class A 34,820 322,761
Shenzhen Center Power Tech
Co., Ltd., Class A 32,100 81,659
Shenzhen Cereals Holdings
Co., Ltd., Class A 72,450 65,655
Shenzhen Changhong
Technology Co., Ltd., Class A 34,500 69,629
Shenzhen Chipscreen
Biosciences Co., Ltd. 10,594 41,508
Shenzhen Click Technology
Co., Ltd., Class A 43,900 88,016
Shenzhen Colibri Technologies
Co., Ltd., Class A 27,600 138,257
Shenzhen Comix Group Co.,
Ltd., Class A 66,800 65,481
*Shenzhen Das Intellitech Co.,
Ltd., Class A 171,300 72,798
Shenzhen Desay Battery
Technology Co., Class A 32,540 117,567
*Shenzhen Dynanonic Co.,
Ltd., Class A 37,960 240,236
Shenzhen Energy Group Co.,
Ltd., Class A 216,000 207,575
Shenzhen Envicool
Technology Co., Ltd., Class A 46,610 327,486
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 78,700 321,400
#Shenzhen Expressway Corp.,
Ltd., Class H 416,000 360,743
Shenzhen Farben Information
Technology Co., Ltd. 27,400 62,725
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 61,500 250,520
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 199,400 65,843
*Shenzhen Fenda Technology
Co., Ltd., Class A 195,000 125,026
*Shenzhen Fine Made
Electronics Group Co., Ltd.,
Class A 1,400 11,261
Shenzhen Forms Syntron
Information Co., Ltd., Class A 7,500 24,732
Shenzhen Fortune Trend
Technology Co., Ltd., Class A 6,572 72,217
Shenzhen FRD Science &
Technology Co., Ltd., Class A 34,700 162,982
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 66,300 64,696
Shenzhen Gas Corp., Ltd.,
Class A 96,400 93,497
Shares Value
CHINA — (Continued)
Shenzhen Gongjin Electronics
Co., Ltd., Class A 51,800 $ 111,295
Shenzhen Goodix Technology
Co., Ltd., Class A 13,300 103,195
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 62,100 184,827
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 154,000 84,447
Shenzhen Heungkong Holding
Co., Ltd., Class A 400 188
Shenzhen Honor Electronic
Co., Ltd. 7,280 190,457
Shenzhen Hopewind Electric
Co., Ltd. 22,700 94,687
Shenzhen Huaqiang Industry
Co., Ltd., Class A 68,900 222,205
*Shenzhen Infogem
Technologies Co., Ltd., Class
A 12,500 54,935
Shenzhen Inovance
Technology Co., Ltd., Class A 39,250 372,310
#Shenzhen International
Holdings, Ltd. 1,344,523 1,045,908
#*Shenzhen Investment, Ltd. 2,256,000 195,634
Shenzhen Invt Electric Co.,
Ltd., Class A 85,900 83,058
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 63,000 71,644
*Shenzhen Jinjia Group Co.,
Ltd., Class A 102,300 56,805
Shenzhen JPT Opto-
Electronics Co., Ltd., Class A 10,496 432,062
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 125,500 130,083
Shenzhen Kaifa Technology
Co., Ltd., Class A 81,300 448,189
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 61,600 114,473
Shenzhen Kedali Industry Co.,
Ltd., Class A 19,300 521,009
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 16,900 27,727
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 44,300 123,387
Shenzhen Kinwong Electronic
Co., Ltd., Class A 42,600 458,587
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 29,100 131,940
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 66,100 96,115
Shenzhen Leaguer Co., Ltd.,
Class A 55,500 58,431
Shenzhen Lifotronic
Technology Co., Ltd. 30,174 48,790
Shenzhen Megmeet Electrical
Co., Ltd., Class A 21,000 331,011

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Microgate
Technology Co., Ltd., Class A 42,500 $ 88,733
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 35,400 832,818
Shenzhen MTC Co., Ltd.,
Class A 239,100 263,055
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 45,300 321,099
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 204,700 63,956
Shenzhen Noposin Crop
Science Co., Ltd., Class A 123,800 169,933
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 78,600 20,484
Shenzhen Properties &
Resources Development
Group, Ltd., Class A 48,700 57,257
Shenzhen Qingyi Photomask,
Ltd. 17,593 71,900
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 54,800 270,048
Shenzhen SC New Energy
Technology Corp., Class A 20,200 171,030
Shenzhen SED Industry Co.,
Ltd., Class A 43,200 86,612
Shenzhen SEG Co., Ltd.,
Class A 72,200 71,095
Shenzhen Senior Technology
Material Co., Ltd., Class A 80,600 159,090
Shenzhen Sinexcel Electric
Co., Ltd. 22,600 113,746
Shenzhen Sinovatio
Technology Co., Ltd., Class A 9,200 25,883
Shenzhen Sunline Tech Co.,
Ltd., Class A 40,500 57,691
Shenzhen Sunlord Electronics
Co., Ltd., Class A 51,400 325,750
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 16,400 64,693
Shenzhen Sunway
Communication Co., Ltd.,
Class A 50,600 430,670
Shenzhen Tagen Group Co.,
Ltd., Class A 170,319 84,738
Shenzhen Topband Co., Ltd.,
Class A 92,700 140,970
*Shenzhen Topraysolar Co.,
Ltd. 106,800 62,941
*Shenzhen Topway Video
Communication Co., Ltd.,
Class A 59,000 52,680
Shenzhen Transsion Holdings
Co., Ltd., Class A 48,294 461,029
Shenzhen United Winners
Laser Co., Ltd., Class A 22,196 60,671
Shares Value
CHINA — (Continued)
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 14,800 $ 43,654
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 63,500 157,025
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 187,700 124,514
Shenzhen Yinghe Technology
Co., Ltd., Class A 50,900 156,241
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 39,800 74,668
*Shenzhen Ysstech Info-tech
Co., Ltd., Class A 17,500 36,641
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 104,301 406,029
*Shenzhen Zhenye Group Co.,
Ltd., Class A 82,200 79,359
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 379,500 354,584
Shenzhou International Group
Holdings, Ltd. 648,400 3,686,196
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 13,500 127,596
Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 97,900 192,802
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 78,940 197,426
Shinva Medical Instrument
Co., Ltd., Class A 48,540 93,294
*<Shouhang High-Tech
Energy Co., Ltd., Class A 112,100 1,162
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 111,500 67,031
*Shui On Land, Ltd. 2,787,000 191,923
*Siasun Robot & Automation
Co., Ltd., Class A 59,800 136,098
#Sichuan Baicha Baidao
Industrial Co., Ltd., Class H 62,600 38,239
Sichuan Changhong Electric
Co., Ltd., Class A 240,200 246,837
*Sichuan Chengfei Integration
Technology Corp., Class A 19,000 64,371
Sichuan Chuantou Energy Co.,
Ltd., Class A 136,500 319,552
Sichuan Development Lomon
Co., Ltd., Class A 111,500 140,007
Sichuan EM Technology Co.,
Ltd., Class A 50,300 255,693
Sichuan Expressway Co., Ltd.,
Class H 570,000 351,816
Sichuan Furong Technology
Co., Ltd., Class A 50,832 68,118
*Sichuan Haite High-tech Co.,
Ltd., Class A 52,200 72,270
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 549,200 192,733

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Sichuan Hexie Shuangma
Co., Ltd., Class A 32,700 $ 102,651
*Sichuan Hongda Co., Ltd. 116,500 216,495
Sichuan Injet Electric Co., Ltd.,
Class A 11,400 73,936
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 13,800 27,096
Sichuan Jiuzhou Electric Co.,
Ltd., Class A 43,600 74,438
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 106,200 683,112
*Sichuan Kelun-Biotech
Biopharmaceutical Co., Ltd.,
Class H 20,500 1,264,780
*Sichuan Lutianhua Co., Ltd.,
Class A 117,800 62,795
Sichuan New Energy Power
Co., Ltd., Class A 70,400 127,803
Sichuan Road and Bridge
Group Co., Ltd., Class A 261,300 349,385
Sichuan Swellfun Co., Ltd.,
Class A 20,400 88,507
Sichuan Teway Food Group
Co., Ltd., Class A 56,600 127,055
Sichuan Yahua Industrial
Group Co., Ltd., Class A 123,900 321,611
Sihuan Pharmaceutical
Holdings Group, Ltd. 3,602,000 413,411
ΩSimcere Pharmaceutical
Group, Ltd. 649,000 1,022,132
Sineng Electric Co., Ltd., Class
A 29,940 109,858
Sino Biopharmaceutical, Ltd. 3,153,000 2,022,494
Sino GeoPhysical Co., Ltd.,
Class A 16,900 72,196
*Sinochem International Corp.,
Class A 177,600 120,444
Sinofert Holdings, Ltd. 3,612,000 598,806
Sinofibers Technology Co.,
Ltd., Class A 31,600 114,264
Sinolink Securities Co., Ltd.,
Class A 213,300 276,045
Sinoma International
Engineering Co., Class A 174,900 206,408
Sinoma Science & Technology
Co., Ltd., Class A 66,800 426,711
Sinomach Automobile Co.,
Ltd., Class A 155,300 120,728
*Sinomach Heavy Equipment
Group Co., Ltd. 770,300 379,823
Sinomach Precision Industry
Group Co., Ltd. 22,800 142,268
Sinomine Resource Group
Co., Ltd., Class A 33,120 230,791
Sinopec Engineering Group
Co., Ltd., Class H 1,260,000 870,894
*Sinopec Oilfield Equipment
Corp., Class A 74,200 57,902
#*Sinopec Oilfield Service
Corp., Class H 1,698,000 138,584
Shares Value
CHINA — (Continued)
#*Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 2,066,000 $ 297,717
Sinopharm Group Co., Ltd.,
Class H 1,279,200 2,835,199
Sino-Platinum Metals Co., Ltd.,
Class A 40,500 109,805
Sinoseal Holding Co., Ltd.,
Class A 17,200 75,718
Sinosteel Engineering &
Technology Co., Ltd., Class A 112,700 87,278
Sinosteel New Materials Co.,
Ltd., Class A 57,200 68,013
Sinotrans, Ltd., Class H 1,308,000 787,309
Sinotruk Jinan Truck Co., Ltd.,
Class A 104,740 359,969
Sirio Pharma Co., Ltd., Class A 26,981 68,597
Skshu Paint Co., Ltd., Class A 57,136 198,141
Skyworth Digital Co., Ltd.,
Class A 66,800 93,374
*Skyworth Group, Ltd. 532,000 295,118
ΩSmoore International
Holdings, Ltd. 1,218,000 1,428,994
Snowsky Salt Industry Group
Co., Ltd., Class A 151,900 120,334
Sokan New Materials Group
Co., Ltd., Class A 8,365 22,915
Solareast Holdings Co., Ltd.,
Class A 52,700 53,376
Songcheng Performance
Development Co., Ltd., Class
A 157,700 147,113
SooChow Securities Co., Ltd.,
Class A 314,890 378,610
*South Manganese
Investment, Ltd. 621,000 30,489
Southern Publishing & Media
Co., Ltd. 58,400 103,943
Southwest Securities Co., Ltd.,
Class A 353,800 218,984
SPIC Green Energy Co., Ltd.,
Class A 192,000 154,944
Spring Airlines Co., Ltd., Class
A 73,100 508,736
#SSY Group, Ltd. 1,094,000 332,039
Stanley Agricultural Group Co.,
Ltd., Class A 98,600 130,816
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 196,700 133,106
*Star Plus Legend Holdings,
Ltd. 87,500 47,758
StarPower Semiconductor,
Ltd., Class A 8,520 101,545
State Grid Information &
Communication Co., Ltd.,
Class A 86,000 199,420
State Grid Yingda Co., Ltd.,
Class A 210,700 159,427
STO Express Co., Ltd., Class
A 142,900 298,352

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 22,100 $ 56,253
Sumavision Technologies Co.,
Ltd., Class A 94,900 63,797
Sumec Corp., Ltd., Class A 92,600 153,296
#Sun Art Retail Group, Ltd. 3,138,500 476,282
*Sun Create Electronics Co.,
Ltd., Class A 12,800 32,770
*Sun King Technology Group,
Ltd. 984,000 170,659
Sunflower Pharmaceutical
Group Co., Ltd., Class A 46,600 93,291
Sungrow Power Supply Co.,
Ltd., Class A 109,520 1,676,353
Sunny Optical Technology
Group Co., Ltd. 721,300 5,155,691
Sunresin New Materials Co.,
Ltd., Class A 28,300 245,437
Sunrise Group Co., Ltd., Class
A 91,200 79,270
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 19,625 118,562
#*Sunshine Lake Pharma Co.,
Ltd., Class H 33,169 176,893
Sunstone Development Co.,
Ltd., Class A 43,500 109,887
Suntak Technology Co., Ltd.,
Class A 80,300 132,577
Sunward Intelligent Equipment
Co., Ltd., Class A 53,303 57,223
*Sunwave Communications
Co., Ltd., Class A 53,600 89,130
Sunwoda Electronic Co., Ltd.,
Class A 104,000 293,363
Sunyard Technology Co., Ltd. 26,300 40,696
Suofeiya Home Collection Co.,
Ltd., Class A 57,000 72,923
SUPCON Technology Co.,
Ltd., Class A 36,723 506,359
Suzhou Anjie Technology Co.,
Ltd., Class A 39,600 77,577
*Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 97,600 2,478,225
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 144,200 79,644
Suzhou Good-Ark Electronics
Co., Ltd., Class A 47,000 61,730
Suzhou HYC Technology Co.,
Ltd. 13,292 84,987
Suzhou Maxwell Technologies
Co., Ltd., Class A 13,288 292,897
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 87,000 83,091
Suzhou Secote Precision
Electronic Co., Ltd., Class A 18,564 105,830
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 29,900 54,855
Shares Value
CHINA — (Continued)
Suzhou Sushi Testing Group
Co., Ltd., Class A 47,500 $ 100,087
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 58,381 1,478,327
Suzhou TZTEK Technology
Co., Ltd. 8,832 89,976
Suzhou Veichi Electric Co.,
Ltd. 26,029 183,614
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 13,772 248,995
*SVG Optronics Co., Ltd. 13,700 78,933
Symphony Holdings, Ltd. 180,000 30,070
SYoung Group Co., Ltd., Class
A 36,600 109,582
T&S Communications Co.,
Ltd., Class A 8,800 148,547
*Taiyuan Heavy Industry Co.,
Ltd., Class A 186,300 56,276
*Talkweb Information System
Co., Ltd., Class A 37,900 145,519
*Tangrenshen Group Co., Ltd.,
Class A 111,100 59,223
TangShan Port Group Co.,
Ltd., Class A 418,200 300,333
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 120,100 118,439
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 27,300 144,112
*Tansun Technology Co., Ltd.,
Class A 28,100 61,997
#*Tanwan, Inc. 142,200 185,149
Tasly Pharmaceutical Group
Co., Ltd., Class A 92,800 221,509
Tayho Advanced Materials
Group Co., Ltd., Class A 50,400 85,077
TBEA Co., Ltd., Class A 231,360 717,369
*TCL Electronics Holdings, Ltd. 1,275,000 2,629,151
TCL Technology Group Corp.,
Class A 896,390 627,821
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 339,350 443,697
*TDG Holdings Co., Ltd. 68,400 168,230
Tellhow Sci-Tech Co., Ltd. 63,200 75,147
*Telling Telecommunication
Holding Co., Ltd., Class A 48,800 60,843
Ten Pao Group Holdings, Ltd. 44,000 9,427
Tencent Holdings, Ltd. 4,016,800 243,417,588
Tencent Music Entertainment
Group, ADR 379,075 3,582,259
Thinkon Semiconductor
Jinzhou Corp. 8,908 123,238
Three Squirrels, Inc., Class A 28,300 76,351
Three's Co. Future Technology
Group Co., Ltd., Class A 15,638 80,073
Thunder Software Technology
Co., Ltd., Class A 23,500 210,106
Tian An China Investment Co.,
Ltd. 8,000 3,652

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Tian Di Science & Technology
Co., Ltd., Class A 235,600 $ 171,989
*Tianfeng Securities Co., Ltd.,
Class A 594,000 326,316
Tiangong International Co.,
Ltd. 1,676,000 628,372
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 100,000 48,842
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 149,000 74,352
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 26,900 152,516
Tianjin Port Co., Ltd., Class A 112,400 73,731
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 48,500 122,230
*Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 119,400 62,410
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 146,400 112,725
*Tianma Microelectronics Co.,
Ltd., Class A 163,700 156,830
Tianneng Battery Group Co.,
Ltd. 28,661 95,871
*Tianqi Lithium Corp. 87,800 374,194
Tianrun Industry Technology
Co., Ltd., Class A 95,900 119,140
Tianshan Aluminum Group
Co., Ltd., Class A 352,100 688,204
*TianShan Material Co., Ltd.,
Class A 174,900 99,190
Tianshui Huatian Technology
Co., Ltd., Class A 229,600 525,944
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 12,300 38,211
Tibet Huayu Mining Co., Ltd.,
Class A 35,300 102,031
*Tibet Mineral Development
Co., Ltd., Class A 19,400 63,887
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 22,800 130,587
Time Interconnect Technology,
Ltd. 347,000 583,673
Tinergy Chemical Co., Ltd.,
Class A 209,100 143,665
Tingyi Cayman Islands Holding
Corp. 1,636,000 2,482,708
*Titan Wind Energy Suzhou
Co., Ltd., Class A 159,500 150,681
TKD Science and Technology
Co., Ltd., Class A 24,100 106,772
Tofflon Science & Technology
Group Co., Ltd., Class A 39,700 71,600
Toly Bread Co., Ltd., Class A 167,100 107,138
Tomson Group, Ltd. 300,000 87,227
#Tong Ren Tang Technologies
Co., Ltd., Class H 301,000 135,115
Shares Value
CHINA — (Continued)
Tongcheng Travel Holdings,
Ltd. 1,112,000 $ 2,025,015
*Tongding Interconnection
Information Co., Ltd., Class A 77,400 159,994
TongFu Microelectronics Co.,
Ltd., Class A 88,400 742,579
Tongguan Gold Group, Ltd. 1,630,000 426,125
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 101,000 125,177
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 30,300 76,048
Tongkun Group Co., Ltd.,
Class A 181,500 602,008
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 107,900 123,823
Tongling Nonferrous Metals
Group Co., Ltd., Class A 667,900 614,159
*Tongwei Co., Ltd., Class A 224,400 388,100
Tongyu Heavy Industry Co.,
Ltd., Class A 282,600 118,005
*Tonze New Energy
Technology Co., Ltd. 146,400 315,414
*Topchoice Medical Corp.,
Class A 10,946 59,776
*Topsec Technologies Group,
Inc., Class A 108,700 105,748
ΩTopsports International
Holdings, Ltd. 2,995,000 519,435
Toread Holdings Group Co.,
Ltd., Class A 46,700 63,687
#Towngas Smart Energy Co.,
Ltd. 934,623 417,157
*TPV Technology Co., Ltd.,
Class A 449,500 149,092
TravelSky Technology, Ltd.,
Class H 672,000 740,420
*Trigiant Group, Ltd., Class A 2,000 319
*Trina Solar Co., Ltd., Class A 110,336 221,705
*Trip.com Group, Ltd. 400,100 18,694,736
*Trip.com Group, Ltd.,
Sponsored ADR 73,178 3,440,098
*Triumph New Energy Co.,
Ltd., Class H 96,000 29,137
Triumph Science &
Technology Co., Ltd., Class A 51,900 115,506
*TRS Information Technology
Corp., Ltd., Class A 18,471 38,400
Truking Technology, Ltd.,
Class A 74,600 93,120
Tsinghua Tongfang Co., Ltd.,
Class A 217,100 228,563
Tsingtao Brewery Co., Ltd.,
Class H 438,000 2,602,887
TSP Wind Power Group Co.,
Ltd., Class A 67,000 76,193
Ω#*Tuhu Car, Inc., Class A 139,300 214,414
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 321,500 –

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Tungkong, Inc., Class A 54,200 $ 65,088
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 19,700 189,667
Unilumin Group Co., Ltd.,
Class A 43,000 32,409
#Uni-President China
Holdings, Ltd. 1,145,000 1,100,962
Unisplendour Corp., Ltd.,
Class A 84,400 436,035
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 99,000 322,064
*UTour Group Co., Ltd., Class
A 63,400 48,629
V V Food & Beverage Co.,
Ltd., Class A 164,800 78,576
Valiant Co., Ltd., Class A 66,300 125,465
*Vats Liquor Chain Store
Management JSC, Ltd., Class
A 33,500 57,393
Vatti Corp., Ltd., Class A 70,300 50,486
*Vcanbio Cell & Gene
Engineering Corp., Ltd., Class
A 25,900 71,985
*Venustech Group, Inc., Class
A 28,200 58,418
*Verisilicon Microelectronics
Shanghai Co., Ltd. 6,792 194,103
Victory Giant Technology
Huizhou Co., Ltd., Class A 38,900 1,096,716
Vipshop Holdings, Ltd.,
Sponsored ADR 290,495 4,456,193
Visual China Group Co., Ltd.,
Class A 30,300 80,580
Ω*Viva Biotech Holdings 791,000 131,134
#*Vnet Group, Inc., Class A,
Sponsored ADR 170,629 1,223,410
Walvax Biotechnology Co.,
Ltd., Class A 58,900 107,449
*Wanbangde Pharmaceutical
Holding Group Co., Ltd., Class
A 31,600 45,902
*Wangfujing Group Co., Ltd.,
Class A 188,100 291,896
Wangneng Environment Co.,
Ltd., Class A 43,700 92,856
Wangsu Science &
Technology Co., Ltd., Class A 158,600 329,487
#Wanguo Gold Group, Ltd. 631,000 847,331
Wanhua Chemical Group Co.,
Ltd., Class A 178,200 1,966,074
Want Want China Holdings,
Ltd. 2,671,000 1,151,293
Wanxiang Qianchao Co., Ltd.,
Class A 146,000 242,778
Warom Technology, Inc. Co. 23,500 57,033
Wasion Holdings, Ltd. 604,000 1,363,344
Wasu Media Holding Co., Ltd.,
Class A 83,900 86,964
Shares Value
CHINA — (Continued)
Weaver Network Technology
Co., Ltd., Class A 20,000 $ 110,818
Weichai Power Co., Ltd., Class
H 1,847,000 7,758,644
Weifu High-Technology Group
Co., Ltd., Class A 49,100 130,213
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 49,200 69,574
Weihai Guangwei Composites
Co., Ltd., Class A 62,260 238,866
Weilong Delicious Global
Holdings, Ltd. 204,200 220,304
*Wellhope Foods Co., Ltd.,
Class A 68,100 63,225
*Wencan Group Co., Ltd.,
Class A 23,800 50,713
Wens Foodstuff Group Co.,
Ltd., Class A 300,500 626,950
Wenzhou Yihua Connector
Co., Ltd., Class A 13,400 103,138
#West China Cement, Ltd. 2,920,000 666,548
Western Metal Materials Co.,
Ltd. 36,200 174,209
Western Mining Co., Ltd.,
Class A 164,800 938,033
Western Region Gold Co.,
Ltd., Class A 43,100 162,421
Western Securities Co., Ltd.,
Class A 258,500 258,753
Western Superconducting
Technologies Co., Ltd., Class
A 34,869 272,254
Willfar Information Technology
Co., Ltd. 25,271 112,072
*Winall Hi-Tech Seed Co.,
Ltd., Class A 52,138 39,528
Windey Energy Technology
Group Co., Ltd., Class A 37,400 65,292
*Wingtech Technology Co.,
Ltd., Class A 73,500 180,556
Winner Medical Co., Ltd.,
Class A 31,800 144,417
*Winning Health Technology
Group Co., Ltd., Class A 56,700 63,724
Wolong Electric Group Co.,
Ltd., Class A 73,160 343,300
*World Union Group, Inc.,
Class A 111,020 34,522
Wuchan Zhongda Group Co.,
Ltd., Class A 291,300 217,395
Wuhan DR Laser Technology
Corp., Ltd., Class A 14,600 214,112
Wuhan East Lake High
Technology Group Co., Ltd. 37,500 46,032
*Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 16,300 35,263
*Wuhan Fingu Electronic
Technology Co., Ltd., Class A 41,300 53,632
*Wuhan Guide Infrared Co.,
Ltd., Class A 217,318 405,778

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Wuhan Jingce Electronic
Group Co., Ltd., Class A 11,800 $ 333,728
*Wuhan P&S Information
Technology Co., Ltd., Class A 71,500 122,177
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 30,500 143,752
Wuhu Token Science Co.,
Ltd., Class A 169,700 167,604
Wuliangye Yibin Co., Ltd.,
Class A 126,300 1,458,732
WUS Printed Circuit Kunshan
Co., Ltd., Class A 86,150 1,323,491
Wushang Group Co., Ltd.,
Class A 54,200 58,105
Ω#WuXi AppTec Co., Ltd.,
Class H 295,600 6,057,810
Wuxi Autowell Technology
Co., Ltd., Class A 8,564 48,061
Wuxi Best Precision Machinery
Co., Ltd. 36,200 112,351
Ω*Wuxi Biologics Cayman, Inc. 2,399,500 11,854,294
Wuxi Boton Technology Co.,
Ltd., Class A 17,400 49,803
Wuxi Chipown Micro-
Electronics, Ltd. 8,567 82,570
*Wuxi DK Electronic Materials
Co., Ltd. 10,800 81,559
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 67,200 159,209
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 33,700 168,914
Wuxi Longsheng Technology
Co., Ltd. 22,000 68,443
Wuxi NCE Power Co., Ltd.,
Class A 21,560 155,473
Wuxi Paike New Materials
Technology Co., Ltd., Class A 9,900 111,894
Wuxi Rural Commercial Bank
Co., Ltd. 165,900 138,794
Wuxi Taiji Industry, Ltd. Co.,
Class A 124,500 317,638
*WuXi XDC Cayman, Inc. 226,500 1,496,213
Wuxi Xinje Electric Co., Ltd.,
Class A 8,900 65,669
Wuzhou Special Paper Group
Co., Ltd. 25,300 58,741
XCMG Construction Machinery
Co., Ltd., Class A 568,400 754,119
#*XD, Inc. 156,400 948,181
XGD, Inc., Class A 26,200 76,349
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 619,000 18,787
Xiamen Amoytop Biotech Co.,
Ltd. 23,661 204,433
Xiamen Bank Co., Ltd., Class
A 161,700 186,520
Xiamen C & D, Inc., Class A 117,143 155,765
Shares Value
CHINA — (Continued)
Xiamen Changelight Co., Ltd.,
Class A 48,700 $ 119,129
Xiamen Faratronic Co., Ltd.,
Class A 14,600 295,917
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 30,100 142,402
Xiamen International Airport
Co., Ltd., Class A 49,300 108,624
Xiamen Intretech, Inc., Class A 36,600 118,524
Xiamen ITG Group Corp., Ltd.,
Class A 101,700 88,849
Xiamen Jihong Technology
Co., Ltd., Class A 27,500 71,260
Xiamen Kingdomway Group
Co., Class A 28,800 60,343
Xiamen Leading Optics Co.,
Ltd. 16,800 70,027
Xiamen Tungsten Co., Ltd.,
Class A 89,500 623,534
Xiamen Xiangyu Co., Ltd.,
Class A 190,800 189,291
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 11,534 139,039
*Xian International Medical
Investment Co., Ltd., Class A 119,900 75,632
Xi'an Manareco New Materials
Co., Ltd. 13,242 70,275
Xi'An Shaangu Power Co.,
Ltd., Class A 96,000 136,465
*Xi'an Tian He Defense
Technology Co., Ltd., Class A 49,700 74,917
Xi'an Triangle Defense Co.,
Ltd., Class A 16,900 53,177
Xiandai Investment Co., Ltd.,
Class A 128,300 71,432
*Xiangcai Co., Ltd., Class A 149,600 193,164
Xiangpiaopiao Food Co., Ltd.,
Class A 22,400 37,713
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 74,400 100,803
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 51,300 93,737
Xianhe Co., Ltd., Class A 60,600 175,966
Ω*Xiaomi Corp., Class B 10,508,600 38,568,342
Ximei Resources Holding, Ltd. 12,000 17,644
Xinfengming Group Co., Ltd.,
Class A 124,100 359,066
Xinhuanet Co., Ltd., Class A 44,484 109,474
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 65,500 102,032
*Xinjiang Daqo New Energy
Co., Ltd., Class A 112,575 302,216
Xinjiang Joinworld Co., Ltd.,
Class A 74,100 98,750

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 133,000 $ 68,140
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 18,600 71,195
#Xinjiang Xinxin Mining
Industry Co., Ltd., Class H 785,000 176,189
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 129,200 147,692
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 278,700 181,992
*Xinte Energy Co., Ltd., Class
H 88,400 43,740
Xinxiang Chemical Fiber Co.,
Ltd., Class A 129,800 114,551
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 226,500 129,795
#Xinyi Energy Holdings, Ltd. 2,795,515 320,848
#Xinyi Solar Holdings, Ltd. 5,807,988 1,629,460
Xinzhi Group Co., Ltd., Class A 38,100 89,307
Xizang Zhufeng Resources
Co., Ltd., Class A 63,700 120,733
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 99,800 204,672
#*XPeng, Inc., Class A 707,000 4,562,105
Xtep International Holdings,
Ltd. 2,115,108 1,019,576
Xuji Electric Co., Ltd., Class A 64,000 216,069
Ω#Yadea Group Holdings, Ltd. 943,444 1,290,955
Yangling Metron New Material,
Inc., Class A 288,300 674,496
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 267,000 3,294,258
Yankershop Food Co., Ltd.,
Class A 23,230 178,970
Yankuang Energy Group Co.,
Ltd., Class H 3,081,600 4,660,755
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 7,400 19,559
Yantai China Pet Foods Co.,
Ltd., Class A 17,400 85,745
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 21,800 41,383
Yantai Eddie Precision
Machinery Co., Ltd., Class A 44,100 127,924
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 52,900 1,055,117
Yantai North Andre Juice Co.,
Ltd., Class H 17,000 43,098
YanTai Shuangta Food Co.,
Ltd., Class A 85,600 53,362
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 48,609 80,182
YD Electronic Technology Co.,
Ltd., Class A 9,200 78,413
*Yeahka, Ltd. 32,800 20,621
Shares Value
CHINA — (Continued)
Yealink Network Technology
Corp., Ltd., Class A 80,200 $ 461,957
Yechiu Metal Recycling China,
Ltd., Class A 203,800 93,550
YGSOFT, Inc., Class A 93,600 76,783
*Yibin Tianyuan Group Co.,
Ltd., Class A 111,900 96,434
Yifan Pharmaceutical Co., Ltd.,
Class A 81,800 124,395
Yifeng Pharmacy Chain Co.,
Ltd., Class A 50,859 171,177
Yihai International Holding,
Ltd. 577,000 1,144,199
*Yijiahe Technology Co., Ltd.,
Class A 16,400 53,789
Yinbang Clad Material Co.,
Ltd., Class A 59,400 81,711
Yindu Kitchen Equipment Co.,
Ltd. 23,020 36,848
Yingkou Jinchen Machinery
Co., Ltd. 10,400 36,513
Yixintang Pharmaceutical
Group Co., Ltd., Class A 69,300 119,752
Yizumi Holdings Co., Ltd.,
Class A 30,800 97,325
Yonfer Agricultural Technology
Co., Ltd., Class A 93,300 193,414
*Yonghui Superstores Co.,
Ltd., Class A 201,000 97,622
Yongjin Technology Group
Co., Ltd. 38,700 116,156
YongXing Special Materials
Technology Co., Ltd., Class A 46,700 312,006
*Yonyou Network Technology
Co., Ltd., Class A 71,900 117,963
Yotrio Group Co., Ltd., Class A 175,400 70,125
*Youcare Pharmaceutical
Group Co., Ltd. 34,953 63,557
#*Youdao, Inc., ADR 6,923 116,306
Youngor Fashion Co., Ltd.,
Class A 212,040 246,471
Youngy Co., Ltd., Class A 17,300 157,594
*Youzu Interactive Co., Ltd.,
Class A 47,400 79,452
YTO Express Group Co., Ltd.,
Class A 181,200 506,031
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 113,700 141,422
#Yuexiu Property Co., Ltd. 1,262,000 582,590
Yuexiu Transport
Infrastructure, Ltd. 612,000 290,329
*Yueyang Forest & Paper Co.,
Ltd., Class A 113,400 56,587
*Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 22,741 40,442
Yum China Holdings, Inc. 213,850 10,166,711
Yum China Holdings, Inc. 95,900 4,620,462
YUNDA Holding Group Co.,
Ltd., Class A 219,000 224,403

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Yunnan Aluminium Co., Ltd.,
Class A 166,000 $ 654,325
Yunnan Baiyao Group Co.,
Ltd., Class A 70,640 552,911
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 355,600 481,793
Yunnan Copper Co., Ltd.,
Class A 131,200 307,339
Yunnan Energy Investment
Co., Ltd., Class A 53,900 76,619
*Yunnan Energy New Material
Group Co., Ltd., Class A 44,300 344,972
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 26,500 262,708
Yunnan Nantian Electronics
Information Co., Ltd. 37,900 88,557
Yunnan Tin Co., Ltd., Class A 103,800 524,118
Yunnan Yuntianhua Co., Ltd.,
Class A 125,800 556,408
Yusys Technologies Co., Ltd.,
Class A 36,800 90,619
Yutong Bus Co., Ltd., Class A 48,000 228,863
Yutong Heavy Industries Co.,
Ltd. 32,900 45,501
#*Zai Lab, Ltd. 427,500 779,592
*Zai Lab, Ltd., Sponsored ADR 10,010 182,883
Zangge Mining Co., Ltd., Class
A 40,700 485,864
Zanyu Technology Group Co.,
Ltd. 53,500 76,764
ZCZL Industrial Technology
Group Co., Ltd., Class H 191,400 343,425
*Zhangjiagang Guangda
Special Material Co., Ltd. 29,300 61,607
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 7,700 158,985
Zhaojin Mining Industry Co.,
Ltd., Class H 1,407,000 3,803,867
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 38,900 55,642
Zhefu Holding Group Co., Ltd.,
Class A 305,500 208,540
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 87,500 121,661
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 60,040 65,966
Zhejiang Century Huatong
Group Co., Ltd., Class A 330,500 662,625
Zhejiang Cfmoto Power Co.,
Ltd., Class A 9,500 430,759
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 14,900 142,041
Zhejiang China Commodities
City Group Co., Ltd., Class A 338,500 641,573
Shares Value
CHINA — (Continued)
Zhejiang Chint Electrics Co.,
Ltd., Class A 255,600 $ 954,517
Zhejiang Communications
Technology Co., Ltd., Class A 155,080 82,897
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 170,400 109,506
Zhejiang Crystal-Optech Co.,
Ltd., Class A 87,310 326,957
Zhejiang Dahua Technology
Co., Ltd., Class A 227,926 564,297
Zhejiang Digital Culture
Technology Group Co., Ltd.,
Class A 67,000 108,337
Zhejiang Dingli Machinery Co.,
Ltd., Class A 38,800 338,970
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 110,000 172,002
Zhejiang Expressway Co.,
Ltd., Class H 1,064,760 943,695
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 37,400 68,781
Zhejiang Gongdong Medical
Technology Co., Ltd. 14,280 34,107
*Zhejiang Great Southeast
Co., Ltd., Class A 139,300 60,024
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 84,400 102,229
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 116,500 87,633
Zhejiang Hailiang Co., Ltd.,
Class A 131,400 357,423
Zhejiang Hailide New Material
Co., Ltd., Class A 137,500 109,130
Zhejiang HangKe Technology,
Inc. Co., Class A 9,200 28,499
Zhejiang Hangmin Co., Ltd.,
Class A 120,851 119,716
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 78,300 63,188
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 111,100 190,502
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,100 117,928
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 90,500 224,059
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 24,400 39,779
Zhejiang Huangma
Technology Co., Ltd. 42,800 82,515
*Zhejiang Huatong Meat
Products Co., Ltd. 56,800 64,677
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 83,430 493,039

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang International Group
Co., Ltd. 46,100 $ 64,849
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 105,500 109,509
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 30,700 111,919
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 21,200 189,291
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 12,000 23,810
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 76,100 434,960
Zhejiang Jingu Co., Ltd., Class
A 49,100 66,161
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 185,520 374,699
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 102,700 58,395
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 72,300 215,827
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 61,200 131,944
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 37,600 80,284
Zhejiang Juhua Co., Ltd.,
Class A 119,300 698,128
Zhejiang Lante Optics Co., Ltd. 22,689 199,193
Ω*Zhejiang Leapmotor
Technology Co., Ltd., Class H 277,500 1,414,112
Zhejiang Longsheng Group
Co., Ltd., Class A 184,100 362,017
Zhejiang Medicine Co., Ltd.,
Class A 63,900 114,584
Zhejiang Meida Industrial Co.,
Ltd., Class A 45,300 42,527
Zhejiang Meorient Commerce
& Exhibition, Inc. 19,240 46,836
Zhejiang NHU Co., Ltd., Class
A 185,676 825,086
*Zhejiang Orient Gene Biotech
Co., Ltd., Class A 1,640 4,587
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 62,300 110,700
Zhejiang Runtu Co., Ltd.,
Class A 104,100 211,332
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 62,700 348,436
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 39,000 348,225
Zhejiang Semir Garment Co.,
Ltd., Class A 186,700 171,678
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 55,660 41,786
Shares Value
CHINA — (Continued)
#*Zhejiang Shibao Co., Ltd.,
Class H 148,000 $ 74,174
*Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 14,800 32,478
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 36,600 208,217
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 34,252 80,338
Zhejiang Southeast Space
Frame Co., Ltd., Class A 95,900 88,468
Zhejiang Sunoren Solar
Technology Co., Ltd. 42,600 45,354
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 88,200 73,789
Zhejiang Supor Co., Ltd.,
Class A 32,900 212,354
Zhejiang Taihua New Material
Group Co., Ltd., Class A 105,400 134,376
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 36,300 106,695
*Zhejiang Tony Electronic Co.,
Ltd., Class A 8,400 26,767
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 111,700 175,653
Zhejiang Wanliyang Co., Ltd.,
Class A 91,500 76,279
Zhejiang Wanma Co., Ltd.,
Class A 76,200 116,894
Zhejiang Wansheng Co., Ltd.,
Class A 44,300 64,809
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 127,416 288,664
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 54,700 85,937
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 34,100 44,232
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 32,425 113,598
Zhejiang XCC Group Co., Ltd. 18,200 139,733
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 69,000 87,560
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 67,440 103,156
Zhejiang Xinao Textiles, Inc. 112,350 97,155
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 21,700 87,335
Zhejiang Yasha Decoration
Co., Ltd., Class A 104,200 54,311
Zhejiang Yinlun Machinery
Co., Ltd., Class A 46,400 264,106
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 26,600 53,370

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 27,400 $ 127,518
*Zhejiang Yongtai Technology
Co., Ltd., Class A 39,600 107,013
Zhejiang Zheneng Electric
Power Co., Ltd. 290,000 217,713
*Zhejiang Zhongxin Fluoride
Materials Co., Ltd. 28,200 67,312
Zhende Medical Co., Ltd.,
Class A 23,800 320,698
*Zhengzhou GL Tech Co., Ltd. 21,400 82,768
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 123,600 82,542
Zheshang Development Group
Co., Ltd. 51,800 42,033
Zheshang Securities Co., Ltd.,
Class A 235,300 332,738
*Zhewen Interactive Group
Co., Ltd., Class A 65,100 75,382
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 758,300 1,072,427
Zhongji Innolight Co., Ltd.,
Class A 52,080 6,956,004
Zhongjin Gold Corp., Ltd.,
Class A 237,500 809,204
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 24,300 78,225
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 325,600 356,774
*Zhongsheng Group Holdings,
Ltd. 518,000 299,243
Zhongtai Securities Co., Ltd.,
Class A 409,000 341,570
*<Zhongtian Financial Group
Co., Ltd., Class A 156,600 –
Zhongtong Bus Holding Co.,
Ltd., Class A 70,100 107,640
ZhongYeDa Electric Co., Ltd.,
Class A 46,800 54,884
Zhongyin Babi Food Co., Ltd. 40,300 115,946
Zhongyuan Environment-
Protection Co., Ltd., Class A 82,701 91,109
Ω*Zhou Hei Ya International
Holdings Co., Ltd. 710,000 117,706
Zhuhai Enpower Electric Co.,
Ltd. 18,100 53,388
Zhuhai Huafa Properties Co.,
Ltd., Class A 192,900 72,837
Zhuhai Port Co., Ltd., Class A 79,000 59,191
Zhuzhou CRRC Times Electric
Co., Ltd. 388,300 1,666,774
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 24,000 168,982
Zhuzhou Huarui Precision
Cutting Tools Co., Ltd. 7,721 82,682
Zhuzhou Kibing Group Co.,
Ltd., Class A 191,000 160,076
Shares Value
CHINA — (Continued)
*Zhuzhou Smelter Group Co.,
Ltd. 78,100 $ 262,515
Zhuzhou Times New Material
Technology Co., Ltd., Class A 85,100 140,502
*Zibo Qixiang Tengda
Chemical Co., Ltd., Class A 156,300 117,108
Zijin Mining Group Co., Ltd.,
Class H 4,736,000 20,075,576
ZJAMP Group Co., Ltd., Class
A 53,100 62,194
ΩZJLD Group, Inc. 18,000 18,295
ZJMI Environmental Energy
Co., Ltd., Class A 47,100 84,179
Zkteco Co., Ltd., Class A 19,500 68,028
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,244,000 1,200,913
#ZTE Corp., Class H 652,200 2,067,651
ZTO Express Cayman, Inc. 400,950 9,551,298
ZTO Express Cayman, Inc.,
Sponsored ADR 7,500 180,150
ZWSOFT Co., Ltd., Class A 6,522 46,452
ΩZylox-Tonbridge Medical
Technology Co., Ltd. 21,500 52,313
TOTAL CHINA 1,981,952,533
COLOMBIA — (0.1%)
Celsia SA 37,618 59,178
Cementos Argos SA 360,601 1,262,898
Grupo Argos SA 50,083 268,991
Grupo Cibest SA 3,734 106,113
Grupo Cibest SA, ADR 82,888 7,668,798
Grupo de Inversiones
Suramericana SA 38,446 671,518
Grupo Energia Bogota SA ESP 183,536 167,111
Interconexion Electrica SA
ESP 190,112 1,806,511
Mineros SA 46,035 233,204
Promigas SA ESP 284 599
TOTAL COLOMBIA 12,244,921
CZECHIA — (0.1%)
CEZ A/S 80,536 5,180,900
Komercni Banka A/S 55,398 2,765,673
ΩMoneta Money Bank A/S 106,858 976,512
TOTAL CZECHIA 8,923,085
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), Registered,
GDR 1,405,132 3,800,882
TOTAL EGYPT 3,800,882
GREECE — (0.6%)
Aegean Airlines SA 43,296 605,242
*Aktor SA Holding Company
Technical And Energy Projects 42,517 509,725
#Allwyn AG 110,244 1,692,061
Alpha Bank SA 1,648,559 8,091,529
#Athens International Airport
SA 15,681 190,521

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
GREECE — (Continued)
Athens Water Supply &
Sewage Co. SA 7,107 $ 93,054
Autohellas Tourist and Trading
SA 2,934 39,158
Avax SA 43,712 170,744
Bank of Greece 710 12,253
Cenergy Holdings SA 23,850 587,778
ElvalHalcor SA 7,740 33,306
Eurobank SA 1,457,391 7,461,761
#Fourlis Holdings SA 14,996 70,136
GEK TERNA SA 28,571 1,486,487
Hellenic Telecommunications
Organization SA 124,234 2,861,606
HELLENiQ ENERGY Holdings
S.A. 60,483 904,653
Holding Co. ADMIE IPTO SA 86,684 448,804
*Ideal Holdings SA 1,697 11,754
JUMBO SA 80,339 2,236,903
Kri-Kri Milk Industry SA 913 29,570
*LAMDA Development SA 33,134 240,742
Metlen Energy & Metals PLC 76,393 4,039,605
Motor Oil Hellas Corinth
Refineries SA 41,175 2,406,593
National Bank of Greece SA 464,064 8,596,250
Optima bank SA 37,376 448,091
*Piraeus Bank SA 637,799 7,338,193
Piraeus Port Authority SA 1,519 77,772
Plastika Kritis SA 17 293
Public Power Corp. SA 137,437 3,526,255
Quest Holdings SA 2,014 16,591
Sarantis SA 16,723 278,989
Titan SA 29,754 1,783,563
TOTAL GREECE 56,289,982
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 494,000 53,548
TOTAL HONG KONG 53,548
HUNGARY — (0.2%)
*4iG Nyrt 7,228 39,984
*MOL Hungarian Oil & Gas
PLC 230,945 3,301,381
Opus Global Nyrt 61,171 69,106
OTP Bank Nyrt 107,006 15,809,871
Richter Gedeon Nyrt 21,145 787,369
TOTAL HUNGARY 20,007,711
INDIA — (13.2%)
360 ONE WAM, Ltd. 157,119 1,869,488
3M India, Ltd. 1,684 610,928
Aarti Drugs, Ltd. 40,877 181,111
Aarti Industries, Ltd. 150,908 773,559
Aarti Pharmalabs, Ltd. 43,653 305,226
ABB India, Ltd. 39,491 3,014,958
ACC, Ltd. 32,899 468,030
Action Construction
Equipment, Ltd. 38,318 429,825
Acutaas Chemicals, Ltd. 14,289 464,978
*Adani Energy Solutions, Ltd. 178,803 3,083,398
Shares Value
INDIA — (Continued)
Adani Enterprises, Ltd. 52,944 $ 1,669,915
*Adani Green Energy, Ltd. 145,476 2,108,613
Adani Ports & Special
Economic Zone, Ltd. 337,579 6,002,230
*Adani Power, Ltd. 2,015,323 4,463,218
Adani Total Gas, Ltd. 160,640 1,096,776
ADF Foods, Ltd. 28,389 80,616
*Aditya Birla Fashion and
Retail, Ltd. 238,430 150,532
*Aditya Birla Lifestyle Brands,
Ltd. 252,148 250,179
Aditya Birla Real Estate, Ltd. 32,838 488,053
Aditya Birla Sun Life Asset
Management Co., Ltd. 58,997 625,616
ΩAditya Vision, Ltd. 46,022 307,754
Advanced Enzyme
Technologies, Ltd. 47,613 157,238
Aegis Logistics, Ltd. 101,706 1,365,247
Aeroflex Industries, Ltd. 45,191 206,240
*Aether Industries, Ltd. 19,881 320,796
AGI Greenpac, Ltd. 18,742 139,315
*AGI Infra, Ltd. 28,952 94,701
Ahluwalia Contracts India, Ltd. 26,523 228,329
AIA Engineering, Ltd. 21,301 1,024,922
Ajanta Pharma, Ltd. 34,908 1,267,759
Ajmera Realty & Infra India,
Ltd. 47,260 62,577
Alembic Pharmaceuticals, Ltd. 17,475 145,978
Alembic, Ltd. 69,654 66,526
Alkem Laboratories, Ltd. 31,735 1,912,947
Alkyl Amines Chemicals 10,191 190,715
*Allcargo Global, Ltd. 227,709 29,187
Amara Raja Energy & Mobility,
Ltd. 173,238 1,653,037
*Amber Enterprises India, Ltd. 17,108 1,334,089
Ambika Cotton Mills, Ltd. 940 16,864
Ambuja Cements, Ltd. 336,929 1,526,183
Amrutanjan Health Care, Ltd. 2,397 12,938
Anant Raj, Ltd. 104,491 683,903
Andhra Sugars, Ltd. (The) 29,970 25,797
Angel One, Ltd. 471,119 1,471,151
*Antelopus Selan Energy, Ltd. 9,086 78,228
Ω*Antony Waste Handling
Cell, Ltd. 15,528 69,458
Anup Engineering, Ltd. (The) 7,120 162,145
Anupam Rasayan India, Ltd. 17,819 225,560
Apar Industries, Ltd. 18,582 2,794,262
Apcotex Industries, Ltd. 5,447 34,900
Apeejay Surrendra Park
Hotels, Ltd. 8,822 11,315
APL Apollo Tubes, Ltd. 138,887 2,648,482
Apollo Hospitals Enterprise,
Ltd. 84,655 7,946,914
Apollo Pipes, Ltd. 6,465 34,935
Apollo Tyres, Ltd. 631,213 2,832,404
Archean Chemical Industries,
Ltd. 3,342 18,411
Artemis Medicare Services,
Ltd. 10,016 31,334

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Arvind Fashions, Ltd. 80,077 $ 377,662
Arvind, Ltd. 153,223 824,127
Asahi India Glass, Ltd. 57,150 525,021
Ashapura Minechem, Ltd. 69,334 510,513
Ashiana Housing, Ltd. 17,770 72,754
Ashok Leyland, Ltd. 2,944,756 5,128,749
*Ashoka Buildcon, Ltd. 133,675 169,645
*Asian Granito India, Ltd. 151,854 87,024
Asian Paints, Ltd. 258,161 7,433,273
*Associated Alcohols &
Breweries, Ltd. 2,036 16,286
ΩAster DM Quality Care, Ltd. 138,542 1,193,757
Astra Microwave Products, Ltd. 41,863 816,771
Astral, Ltd. 78,138 1,186,299
AstraZeneca Pharma India,
Ltd. 4,107 348,653
Atul, Ltd. 10,339 729,955
ΩAU Small Finance Bank, Ltd. 380,890 4,180,748
AurionPro Solutions, Ltd. 8,837 67,925
Aurobindo Pharma, Ltd. 235,551 3,901,040
Automotive Axles, Ltd. 1,014 19,142
Avadh Sugar & Energy, Ltd. 3,515 18,567
Ω*Avalon Technologies, Ltd. 14,268 270,347
Avantel, Ltd. 107,254 181,977
Avanti Feeds, Ltd. 44,666 421,124
Ω*Avenue Supermarts, Ltd. 59,484 2,444,445
*AvenuesAI, Ltd. 999,323 166,004
AWL Agri Business, Ltd. 320,868 637,062
Axis Bank, Ltd. 1,496,349 19,281,676
Axis Bank, Ltd., GDR 114 7,319
*AXISCADES Technologies,
Ltd. 15,760 256,597
Bajaj Auto, Ltd. 48,081 5,805,347
*Bajaj Consumer Care, Ltd. 77,816 427,431
Bajaj Finserv, Ltd. 189,539 4,030,746
*Bajaj Hindusthan Sugar, Ltd. 1,100,941 193,269
Balaji Amines, Ltd. 16,135 360,748
Balkrishna Industries, Ltd. 48,539 1,258,305
Balmer Lawrie & Co., Ltd. 56,447 101,873
Balrampur Chini Mills, Ltd. 184,816 1,135,452
Balu Forge Industries, Ltd. 35,175 162,336
Banco Products India, Ltd. 46,315 309,325
ΩBandhan Bank, Ltd. 721,945 1,317,532
Bank of Baroda 961,024 2,443,478
Bank of India 653,166 944,341
Bank of Maharashtra 741,029 616,107
BASF India, Ltd. 3,547 135,085
Bata India, Ltd. 14,054 102,538
Bayer CropScience, Ltd. 9,435 418,714
BEML, Ltd. 25,685 471,195
Berger Paints India, Ltd. 151,075 824,053
*BF Utilities, Ltd. 12,344 73,787
Bhansali Engineering
Polymers, Ltd. 86,815 105,563
Bharat Bijlee, Ltd. 6,722 177,844
Bharat Dynamics, Ltd. 53,838 707,063
Bharat Electronics, Ltd. 2,509,882 10,202,355
Bharat Forge, Ltd. 220,636 5,086,780
Shares Value
INDIA — (Continued)
Bharat Heavy Electricals, Ltd. 753,982 $ 3,216,168
Bharat Petroleum Corp., Ltd. 1,239,948 4,155,252
Bharat Rasayan, Ltd. 1,448 19,430
*Bharat Wire Ropes, Ltd. 9,405 19,417
Bharti Airtel, Ltd. 2,028,978 41,934,126
Biocon, Ltd. 386,976 1,726,518
Birla Corp., Ltd. 13,992 130,586
Birlasoft, Ltd. 179,903 570,169
Black Box, Ltd. 33,353 264,090
Bliss Gvs Pharma, Ltd. 38,851 189,603
BLS International Services,
Ltd. 112,476 282,207
Blue Dart Express, Ltd. 3,902 211,031
Blue Star, Ltd. 97,064 1,710,255
Bombay Burmah Trading Co. 22,030 345,660
Bombay Dyeing &
Manufacturing Co., Ltd. 115,692 147,357
*Borosil, Ltd. 1,293 3,204
Bosch, Ltd. 3,688 1,588,026
Brigade Enterprises, Ltd. 60,860 370,078
*Brightcom Group, Ltd. 760,343 74,349
Britannia Industries, Ltd. 83,645 4,748,343
BSE, Ltd. 176,154 6,731,570
*Camlin Fine Sciences, Ltd. 88,338 118,265
Campus Activewear, Ltd. 88,655 206,597
Canara Bank 2,079,716 2,724,130
Cantabil Retail India, Ltd. 20,138 51,825
*Capacit'e Infraprojects, Ltd. 38,926 87,590
Caplin Point Laboratories, Ltd. 17,931 472,973
Carborundum Universal, Ltd. 16,327 182,033
Care Ratings, Ltd. 16,981 304,240
*Cartrade Tech, Ltd. 37,521 1,069,456
Carysil, Ltd. 18,169 223,802
Castrol India, Ltd. 329,090 638,796
CCL Products India, Ltd. 62,225 753,430
*CE Info Systems, Ltd. 1,851 22,923
Ceat, Ltd. 25,377 912,232
*Ceigall India, Ltd. 28,554 102,572
Cello World, Ltd. 15,389 55,369
Cemindia Projects, Ltd. 68,675 984,475
Central Depository Services
India, Ltd. 92,703 1,295,112
Centum Electronics, Ltd. 5,687 211,179
Century Enka, Ltd. 1,222 7,818
Century Plyboards India, Ltd. 31,965 267,841
Cera Sanitaryware, Ltd. 4,312 276,847
CESC, Ltd. 409,450 710,503
CG Power & Industrial
Solutions, Ltd. 389,018 3,520,182
Chalet Hotels, Ltd. 25,829 219,647
Chambal Fertilisers and
Chemicals, Ltd. 123,355 567,421
Chennai Petroleum Corp., Ltd. 45,085 595,652
*Choice International, Ltd. 41,949 361,808
CIE Automotive India, Ltd. 110,960 475,169
Cipla, Ltd. 447,838 6,914,583
City Union Bank, Ltd. 438,340 948,669
Clean Science & Technology,
Ltd. 11,271 86,710

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
CMS Info Systems, Ltd. 121,665 $ 336,248
Coal India, Ltd. 1,011,477 4,390,329
ΩCochin Shipyard, Ltd. 55,017 820,512
Coforge, Ltd. 280,033 5,050,954
*Cohance Lifesciences, Ltd. 51,363 228,809
Colgate-Palmolive India, Ltd. 93,575 2,036,064
Computer Age Management
Services, Ltd. 202,110 1,686,421
Concord Biotech, Ltd. 7,968 118,649
Confidence Petroleum India,
Ltd. 93,180 77,794
Container Corp. of India, Ltd. 179,416 988,137
Coromandel International, Ltd. 95,025 2,065,124
Cosmo First, Ltd. 13,854 129,560
Craftsman Automation, Ltd. 12,073 1,249,308
CRISIL, Ltd. 15,218 695,356
Crompton Greaves Consumer
Electricals, Ltd. 414,675 1,130,833
*CSB Bank, Ltd. 57,717 199,558
Cummins India, Ltd. 107,412 6,212,931
Cyient, Ltd. 20,457 181,747
Dabur India, Ltd. 334,260 1,476,433
*Dalmia Bharat Refractories,
Ltd. 235 –
Dalmia Bharat Sugar &
Industries, Ltd. 7,580 27,876
Dalmia Bharat, Ltd. 63,065 1,189,520
Data Patterns India, Ltd. 23,642 1,060,749
Datamatics Global Services,
Ltd. 13,080 114,062
DB Corp., Ltd. 29,354 64,282
DCB Bank, Ltd. 280,430 546,929
DCM Shriram, Ltd. 16,105 174,511
DCW, Ltd. 124,925 60,476
*DEE Development Engineers,
Ltd. 19,159 136,250
Deep Industries, Ltd. 23,433 146,593
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 66,279 1,078,636
Deepak Nitrite, Ltd. 57,913 1,008,887
*Delhivery, Ltd. 437,264 2,208,661
Delta Corp., Ltd. 170,045 112,223
*Devyani International, Ltd. 88,334 105,706
Dhampur Sugar Mills, Ltd. 7,812 11,092
*Dhanlaxmi Bank, Ltd. 101,956 34,269
Dhanuka Agritech, Ltd. 4,426 47,403
*Digitide Solutions, Ltd. 54,153 57,510
ΩDilip Buildcon, Ltd. 44,400 199,722
*Dishman Carbogen Amcis,
Ltd. 53,205 104,241
Divi's Laboratories, Ltd. 66,502 5,614,842
Dixon Technologies India, Ltd. 36,767 5,413,610
DLF, Ltd. 412,247 2,848,551
D-Link India, Ltd. 7,211 34,145
Dodla Dairy, Ltd. 7,723 84,227
Doms Industries, Ltd. 11,518 272,815
ΩDr. Lal PathLabs, Ltd. 59,674 1,191,541
Dr. Reddy's Laboratories, Ltd. 93,587 1,126,104
Shares Value
INDIA — (Continued)
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 411,183 $ 4,872,519
*Dredging Corp. of India, Ltd. 6,797 81,167
Dwarikesh Sugar Industries,
Ltd. 27,434 10,650
Dynacons Systems &
Solutions Ltd 5,126 66,246
*Easy Trip Planners, Ltd. 167,154 11,580
eClerx Services, Ltd. 42,100 814,291
Eicher Motors, Ltd. 108,644 8,919,591
*EID Parry India, Ltd. 81,166 646,546
EIH Associated Hotels 5,056 16,424
EIH, Ltd. 80,664 276,446
Elecon Engineering Co., Ltd. 96,167 422,353
*Electronics Mart India, Ltd. 69,683 95,058
Electrosteel Castings, Ltd. 261,800 193,850
Elgi Equipments, Ltd. 160,137 956,056
Emami, Ltd. 92,227 384,750
*Embassy Developments, Ltd. 240,127 153,869
Emcure Pharmaceuticals, Ltd. 29,630 608,686
ΩEndurance Technologies,
Ltd. 23,704 685,246
Engineers India, Ltd. 337,295 786,120
Epigral, Ltd. 11,395 130,019
EPL, Ltd. 171,886 400,680
Ω*Equitas Small Finance
Bank, Ltd. 642,950 506,799
ΩEris Lifesciences, Ltd. 39,892 566,386
ESAB India, Ltd. 286 16,871
Escorts Kubota, Ltd. 32,033 1,036,041
*Eternal, Ltd. 2,716,202 8,609,918
*Ethos, Ltd. 3,264 88,100
*Eureka Forbes, Ltd. 55,568 261,169
Eveready Industries India, Ltd. 15,593 56,030
Exide Industries, Ltd. 367,292 1,731,467
FDC, Ltd. 29,786 127,929
Federal Bank, Ltd. 2,564,370 9,644,439
*Federal-Mogul Goetze India,
Ltd. 5,023 24,972
FIEM Industries, Ltd. 13,037 317,443
Filatex India, Ltd. 157,628 121,457
Fine Organic Industries, Ltd. 4,858 245,229
Fineotex Chemical, Ltd. 301,760 124,354
Finolex Cables, Ltd. 54,234 561,353
Finolex Industries, Ltd. 230,138 391,631
Firstsource Solutions, Ltd. 271,264 858,924
Force Motors, Ltd. 4,767 894,396
Fortis Healthcare, Ltd. 349,025 3,456,780
*FSN E-Commerce Ventures,
Ltd. 972,787 3,399,122
G R Infraprojects, Ltd. 10,696 99,107
Gabriel India, Ltd. 72,582 1,096,774
GAIL India, Ltd. 1,765,362 3,356,991
Galaxy Surfactants, Ltd. 3,802 77,482
Gandhar Oil Refinery India,
Ltd. 5,473 12,806
Ganesh Housing, Ltd. 6,861 53,254
Garden Reach Shipbuilders &
Engineers, Ltd. 29,643 808,126

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Garware Hi-Tech Films, Ltd. 6,883 $ 515,891
Garware Technical Fibres, Ltd. 26,030 199,941
Gateway Distriparks, Ltd. 98,029 59,558
GE Vernova T&D India, Ltd. 114,460 5,186,238
Genus Power Infrastructures,
Ltd. 54,697 179,256
*Genus Prime Infra, Ltd. 9,116 2,825
Geojit Financial Services, Ltd. 30,472 24,387
GHCL, Ltd. 97,122 445,938
Gillette India, Ltd. 5,418 432,918
ΩGland Pharma, Ltd. 30,970 812,396
GlaxoSmithKline
Pharmaceuticals, Ltd. 27,906 776,624
Glenmark Pharmaceuticals,
Ltd. 143,748 3,365,494
Global Health, Ltd. 74,006 1,090,215
Globus Spirits, Ltd. 15,785 146,162
GMM Pfaudler, Ltd. 18,985 171,992
*GMR Airports, Ltd. 1,900,889 2,097,024
GNA Axles, Ltd. 875 4,913
*Go Fashion India, Ltd. 5,877 20,144
Godawari Power and Ispat,
Ltd. 224,494 570,323
Godfrey Phillips India, Ltd. 34,872 779,709
ΩGodrej Agrovet, Ltd. 47,530 277,364
Godrej Consumer Products,
Ltd. 267,797 3,004,244
*Godrej Industries, Ltd. 21,822 301,343
Godrej Properties, Ltd. 111,584 2,462,531
*Gokaldas Exports, Ltd. 52,089 444,898
*Gokul Agro Resources, Ltd. 75,299 177,651
Goldiam International, Ltd. 66,830 263,146
Goodluck India, Ltd. 14,060 223,613
Granules India, Ltd. 574,743 4,967,372
Graphite India, Ltd. 65,433 450,141
Grasim Industries, Ltd. 213,580 6,940,930
*Gravita India, Ltd. 21,542 364,937
Great Eastern Shipping Co.,
Ltd. (The) 92,471 1,308,734
Greaves Cotton, Ltd. 80,814 201,622
Greenlam Industries, Ltd. 9,844 25,989
Greenpanel Industries, Ltd. 22,003 44,511
Greenply Industries, Ltd. 44,326 132,283
Grindwell Norton, Ltd. 18,832 418,463
*GSPL Transmission, Ltd. 55,498 87,259
Gufic Biosciences, Ltd. 5,649 23,081
Gujarat Alkalies & Chemicals,
Ltd. 16,508 116,057
Gujarat Ambuja Exports, Ltd. 154,310 278,345
Gujarat Energy, Ltd. 166,494 478,988
Gujarat Fluorochemicals, Ltd. 17,856 817,205
Gujarat Industries Power Co.,
Ltd. 56,340 95,167
Gujarat Mineral Development
Corp., Ltd. 69,778 412,642
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 84,471 451,769
Gujarat Pipavav Port, Ltd. 329,408 518,788
Gujarat Themis Biosyn, Ltd. 2,412 9,051
Shares Value
INDIA — (Continued)
Gulf Oil Lubricants India, Ltd. 16,497 $ 184,879
Happiest Minds Technologies,
Ltd. 36,254 143,321
Hariom Pipe Industries, Ltd. 10,759 44,033
ΩHarsha Engineers
International, Ltd. 18,499 77,755
Hatsun Agro Product, Ltd. 5,991 55,593
Havells India, Ltd. 176,431 2,331,149
HBL Engineering, Ltd. 100,201 754,750
HCL Technologies, Ltd. 685,962 9,683,197
ΩHDFC Asset Management
Co., Ltd. 149,204 4,090,424
HDFC Bank, Ltd. 3,743,123 29,349,866
HDFC Bank, Ltd., Sponsored
ADR 1,385,650 33,158,605
ΩHDFC Life Insurance Co.,
Ltd. 540,430 3,106,701
*HealthCare Global
Enterprises, Ltd. 40,340 283,773
HEG, Ltd. 69,684 480,006
HeidelbergCement India, Ltd. 34,075 54,529
Heritage Foods, Ltd. 40,615 140,534
Hero MotoCorp, Ltd. 114,372 6,456,088
Hester Biosciences, Ltd. 401 10,413
HFCL, Ltd. 662,153 1,345,750
HG Infra Engineering, Ltd. 6,031 34,041
Hikal, Ltd. 9,944 23,065
Himadri Speciality Chemical,
Ltd. 152,113 1,196,705
Himatsingka Seide, Ltd. 12,924 10,732
*Hind Rectifiers, Ltd. 4,600 64,520
Hindalco Industries, Ltd. 1,377,084 14,063,821
Hindustan Aeronautics, Ltd. 118,029 5,747,752
Hindustan Copper, Ltd. 284,869 1,467,711
*Hindustan Foods, Ltd. 20,299 122,254
*Hindustan Oil Exploration
Co., Ltd. 79,666 134,668
Hindustan Petroleum Corp.,
Ltd. 830,088 3,390,733
Hindustan Unilever, Ltd. 416,212 9,166,130
*Hindware Home Innovation,
Ltd. 16,969 39,206
Hitachi Energy India, Ltd. 5,876 1,981,453
HI-Tech Pipes, Ltd. 139,580 123,832
HPL Electric & Power, Ltd. 17,133 59,696
*Hubtown, Ltd. 70,033 139,883
Hyundai Motor India, Ltd. 80,975 1,850,675
ICICI Bank, Ltd. 653,519 9,831,381
ICICI Bank, Ltd., Sponsored
ADR 1,424,458 42,719,495
ΩICICI Lombard General
Insurance Co., Ltd. 164,590 2,800,868
ΩICICI Prudential Life
Insurance Co., Ltd. 183,524 991,335
ICRA, Ltd. 439 22,561
*ideaForge Technology, Ltd. 10,803 99,080
IDFC First Bank, Ltd. 3,993,840 3,544,499
*IFB Industries, Ltd. 12,873 177,509
IIFL Capital Services, Ltd. 139,531 493,985

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
*India Cements, Ltd. (The) 431,424 $ 1,799,578
India Glycols, Ltd. 23,653 284,448
India Nippon Electricals, Ltd. 2,785 34,162
ΩIndiaMart InterMesh, Ltd. 25,970 489,869
Indian Bank 238,173 2,088,054
ΩIndian Energy Exchange,
Ltd. 341,311 473,038
Indian Hotels Co., Ltd. (The),
Class A 664,432 5,142,968
Indian Hume Pipe Co., Ltd.
(The) 3,307 13,543
Indian Metals & Ferro Alloys,
Ltd. 16,986 257,883
Indian Oil Corp., Ltd. 2,051,132 3,013,228
Indian Railway Catering &
Tourism Corp., Ltd. 125,211 642,754
Indigo Paints, Ltd. 15,185 176,940
Indo Count Industries, Ltd. 56,960 239,535
Indraprastha Gas, Ltd. 464,369 739,662
Indraprastha Medical Corp.,
Ltd. 46,733 179,433
*Indus Towers, Ltd. 1,417,928 5,811,996
IndusInd Bank, Ltd. 456,198 4,840,724
Info Edge India, Ltd. 233,100 2,995,744
Infosys, Ltd. 1,016,937 12,044,652
#Infosys, Ltd., Sponsored ADR 1,334,345 16,052,170
Ingersoll Rand India, Ltd. 6,958 316,167
*Inox Green Energy Services,
Ltd. 91,889 163,612
INOX India, Ltd. 17,926 358,464
*Inox Wind, Ltd. 412,500 337,816
Intellect Design Arena, Ltd. 84,029 633,993
ΩInterGlobe Aviation, Ltd. 167,784 9,093,026
*Inventurus Knowledge
Solutions, Ltd. 3,336 64,643
IOL Chemicals and
Pharmaceuticals, Ltd. 109,690 168,222
ION Exchange India, Ltd. 26,861 118,434
Ipca Laboratories, Ltd. 295,402 5,411,137
IRB Infrastructure Developers,
Ltd. 2,156,052 451,931
ΩIRCON International, Ltd. 317,850 419,703
ISGEC Heavy Engineering,
Ltd. 18,768 162,463
ITC, Ltd. 2,003,922 5,901,610
J Kumar Infraprojects, Ltd. 34,705 175,316
*Jai Balaji Industries, Ltd. 11,410 6,901
Jai Corp., Ltd. 47,149 50,225
*Jaiprakash Power Ventures,
Ltd. 4,226,619 810,196
Jammu & Kashmir Bank, Ltd.
(The) 399,818 653,688
Jamna Auto Industries, Ltd. 204,051 280,537
*Jana Small Finance Bank,
Ltd. 29,123 175,504
Jash Engineering, Ltd. 30,230 159,855
JBM Auto, Ltd. 33,892 233,850
Jeena Sikho Lifecare, Ltd. 43,668 268,260
Jindal Drilling & Industries, Ltd. 11,478 74,126
Shares Value
INDIA — (Continued)
Jindal Poly Films, Ltd. 1,303 $ 8,648
Jindal Saw, Ltd. 204,946 551,914
Jindal Stainless, Ltd. 330,057 2,541,800
Jindal Steel, Ltd. 285,328 3,296,605
JK Cement, Ltd. 30,345 1,731,365
JK Lakshmi Cement, Ltd. 54,959 325,238
JK Paper, Ltd. 74,386 304,475
JK Tyre & Industries, Ltd. 127,602 534,600
JSW Dulux, Ltd. 11,096 341,759
JSW Energy, Ltd. 364,523 2,118,982
JSW Steel, Ltd. 419,551 5,584,340
JTEKT India, Ltd. 53,689 79,176
JTL Industries, Ltd. 139,876 110,520
Jubilant Foodworks, Ltd. 301,668 1,385,589
Jubilant Ingrevia, Ltd. 63,509 489,688
Jubilant Pharmova, Ltd. 54,860 537,676
*Jupiter Wagons, Ltd. 104,901 284,969
Jyothy Labs, Ltd. 35,614 74,221
*Jyoti Structures, Ltd. 143,359 16,227
Kajaria Ceramics, Ltd. 72,939 916,028
Kalpataru Projects
International, Ltd. 92,121 1,245,079
Kalyan Jewellers India, Ltd. 324,133 2,081,055
Kalyani Steels, Ltd. 17,423 159,604
Kansai Nerolac Paints, Ltd. 65,024 134,076
Karnataka Bank, Ltd. (The) 251,940 751,873
Karur Vysya Bank, Ltd. (The) 493,653 1,771,749
Kaveri Seed Co., Ltd. 18,939 155,309
KCP, Ltd. (The) 57,457 97,294
KDDL, Ltd. 3,816 132,059
KEC International, Ltd. 70,051 344,290
KEI Industries, Ltd. 134,856 7,065,400
Kewal Kiran Clothing, Ltd. 3,297 17,174
KFin Technologies, Ltd. 93,775 921,779
*Kiri Industries, Ltd. 28,018 121,759
Kirloskar Brothers, Ltd. 21,683 424,979
Kirloskar Ferrous Industries,
Ltd. 30,290 149,934
Kirloskar Oil Engines, Ltd. 94,174 2,161,319
Kirloskar Pneumatic Co., Ltd. 32,650 507,262
Kitex Garments, Ltd. 52,247 79,842
*Knowledge Marine &
Engineering Works, Ltd. 7,895 203,823
KNR Constructions, Ltd. 10,510 13,422
*Kolte-Patil Developers, Ltd. 15,887 64,121
Kotak Mahindra Bank, Ltd. 3,191,251 13,053,978
KP Energy, Ltd. 17,428 56,066
KPIT Technologies, Ltd. 93,454 586,102
KPR Mill, Ltd. 93,397 1,027,597
KRBL, Ltd. 62,459 229,831
*Krishana Phoschem, Ltd. 46,885 89,898
Ω*Krishna Institute of Medical
Sciences, Ltd. 164,965 1,391,263
Krsnaa Diagnostics, Ltd. 14,105 77,972
KSB, Ltd. 43,877 393,589
ΩL&T Technology Services,
Ltd. 15,215 566,949
Landmark Cars, Ltd. 5,957 33,760
Larsen & Toubro, Ltd. 411,738 16,997,273

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Larsen & Toubro, Ltd., GDR 64 $ 2,602
*Latent View Analytics, Ltd. 32,824 108,777
ΩLaurus Labs, Ltd. 281,337 5,355,177
Laxmi Organic Industries, Ltd. 16,742 31,317
Ω*Lemon Tree Hotels, Ltd. 548,590 628,422
LG Balakrishnan & Bros, Ltd. 12,027 200,217
Lincoln Pharmaceuticals, Ltd. 3,123 18,890
Linde India, Ltd. 12,453 880,317
Lloyds Enterprises, Ltd. 390,705 327,420
Lloyds Metals & Energy, Ltd. 73,305 1,572,660
LMW, Ltd. 274 46,383
ΩLodha Developers, Ltd. 171,148 2,231,301
LT Foods, Ltd. 140,236 603,111
ΩLTM, Ltd. 56,232 2,570,766
Lumax Auto Technologies, Ltd. 33,774 555,130
Lumax Industries, Ltd. 2,918 161,612
Lupin, Ltd. 230,988 5,846,418
LUX Industries, Ltd. 6,423 83,984
Madhya Bharat Agro Products,
Ltd. 105,165 176,570
Mahanagar Gas, Ltd. 43,196 507,270
Maharashtra Seamless, Ltd. 39,710 235,288
Mahindra & Mahindra, Ltd. 656,762 23,392,608
Mahindra & Mahindra, Ltd.,
GDR 497 17,420
*Mahindra Holidays & Resorts
India, Ltd. 14,840 33,970
Mahindra Lifespace
Developers, Ltd. 34,923 143,714
ΩMahindra Logistics, Ltd. 37,050 159,010
*Man Industries India, Ltd. 38,706 215,933
Man Infraconstruction, Ltd. 90,050 92,565
Mangalam Cement, Ltd. 12,085 120,381
Mangalore Refinery &
Petrochemicals, Ltd. 150,513 268,073
Mankind Pharma, Ltd. 48,403 1,252,801
Manorama Industries, Ltd. 18,302 307,767
Marico, Ltd. 402,719 3,674,761
Marksans Pharma, Ltd. 214,370 580,438
Maruti Suzuki India, Ltd. 75,770 11,303,361
Mastek, Ltd. 11,014 216,413
*Max Estates, Ltd. 16,433 67,720
*Max Financial Services, Ltd. 125,068 1,964,858
Max Healthcare Institute, Ltd. 450,543 5,187,041
Mayur Uniquoters, Ltd. 8,509 66,969
Mazagon Dock Shipbuilders,
Ltd. 38,472 960,359
Ω*Medi Assist Healthcare
Services, Ltd. 29,817 111,874
*Medplus Health Services, Ltd. 59,616 440,458
*Meghmani Organics, Ltd. 22,813 12,882
Metro Brands, Ltd. 12,634 137,257
ΩMetropolis Healthcare, Ltd. 97,041 592,376
Minda Corp., Ltd. 74,745 549,101
ΩMishra Dhatu Nigam, Ltd. 48,192 200,011
MM Forgings, Ltd. 9,072 51,994
MOIL, Ltd. 90,354 266,143
Mold-Tek Packaging, Ltd. 10,932 77,016
Monte Carlo Fashions, Ltd. 4,238 23,230
Shares Value
INDIA — (Continued)
Morepen Laboratories, Ltd. 398,875 $ 238,451
Motherson Sumi Wiring India,
Ltd. 2,237,965 952,510
Motilal Oswal Financial
Services, Ltd. 80,097 715,177
Mphasis, Ltd. 98,916 2,428,245
MPS, Ltd. 4,724 133,479
MRF, Ltd. 2,058 2,863,708
Mrs Bectors Food Specialities,
Ltd. 104,573 226,276
MSTC, Ltd. 29,186 189,098
Multi Commodity Exchange of
India, Ltd. 113,103 3,191,279
Narayana Hrudayalaya, Ltd. 63,244 1,345,016
Natco Pharma, Ltd. 81,430 782,595
National Aluminium Co., Ltd. 954,548 3,501,960
National Fertilizers, Ltd. 137,430 102,941
Nava, Ltd. 99,166 575,207
Navin Fluorine International,
Ltd. 4,941 391,878
Ω*Navkar Corp., Ltd. 39,168 42,167
Navneet Education, Ltd. 29,996 42,157
*Nazara Technologies, Ltd. 149,946 532,743
NBCC India, Ltd. 764,789 759,860
NCC, Ltd. 351,873 520,277
NCL Industries, Ltd. 4,631 8,840
Neogen Chemicals, Ltd. 2,647 56,125
NESCO, Ltd. 18,789 209,679
Nestle India, Ltd. 418,806 6,626,102
Netweb Technologies India,
Ltd. 15,884 753,123
*Network18 Media &
Investments, Ltd. 131,652 40,635
Neuland Laboratories, Ltd. 7,156 1,428,200
Newgen Software
Technologies, Ltd. 27,736 161,535
NHPC, Ltd. 2,141,228 1,766,796
NIIT Learning Systems, Ltd. 3,326 8,359
NIIT, Ltd. 14,963 15,017
Nilkamal, Ltd. 253 4,767
ΩNippon Life India Asset
Management, Ltd. 117,265 1,427,360
Nitin Spinners, Ltd. 8,866 50,567
NLC India, Ltd. 103,740 323,892
*NMDC Steel, Ltd. 2,157 973
NMDC, Ltd. 3,310,576 2,950,599
NOCIL, Ltd. 53,695 92,387
NRB Bearings, Ltd. 55,654 239,088
NTPC, Ltd. 2,464,686 8,969,892
*Nuvoco Vistas Corp., Ltd. 71,613 258,674
Oberoi Realty, Ltd. 102,338 1,960,312
Oil & Natural Gas Corp., Ltd. 1,745,861 4,437,706
Oil India, Ltd. 320,082 1,538,433
Olectra Greentech, Ltd. 30,509 423,414
*One 97 Communications, Ltd. 319,679 4,499,595
*Optiemus Infracom, Ltd. 3,221 21,526
Oracle Financial Services
Software, Ltd. 19,725 2,312,465
*Orchid Pharma, Ltd. 6,137 63,454

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Orient Cement, Ltd. 53,013 $ 75,918
Orient Electric, Ltd. 46,512 85,195
Oriental Hotels, Ltd. 25,823 35,630
Page Industries, Ltd. 4,942 2,091,215
*Panacea Biotec, Ltd. 18,864 83,323
ΩParadeep Phosphates, Ltd. 276,641 427,161
ΩParag Milk Foods, Ltd. 69,781 156,734
*Paramount Communications,
Ltd. 129,392 87,984
Patanjali Foods, Ltd. 186,450 692,922
*Patel Engineering, Ltd. 223,966 64,151
*PB Fintech, Ltd. 172,150 2,889,464
*PC Jeweller, Ltd. 2,375,556 230,547
PCBL CHEMICAL, Ltd. 150,327 500,854
PDS, Ltd. 4,386 16,712
Pearl Global Industries, Ltd. 16,349 353,796
*Pennar Industries, Ltd. 103,524 179,153
Persistent Systems, Ltd. 157,174 9,140,686
Petronet LNG, Ltd. 768,521 2,261,303
Phoenix Mills, Ltd. (The) 126,965 2,519,340
PI Industries, Ltd. 61,469 1,772,400
*Piccadily Agro Industries, Ltd. 2,436 18,736
Pidilite Industries, Ltd. 230,721 3,896,492
Piramal Pharma, Ltd. 499,828 1,024,696
Pitti Engineering, Ltd. 14,078 136,405
PNC Infratech, Ltd. 83,111 214,382
Pokarna, Ltd. 5,955 58,536
Poly Medicure, Ltd. 6,231 111,148
Polycab India, Ltd. 44,091 4,208,088
Polyplex Corp., Ltd. 21,775 252,244
Pondy Oxides & Chemicals,
Ltd. 48,940 269,333
Power Grid Corp. of India, Ltd. 2,614,805 7,789,743
Power Mech Projects, Ltd. 16,679 448,619
Praj Industries, Ltd. 111,165 363,385
Prakash Industries, Ltd. 113,848 147,239
ΩPrataap Snacks, Ltd. 5,316 64,601
Precision Wires India, Ltd. 76,985 300,630
Premier Explosives, Ltd. 19,473 135,545
Prestige Estates Projects, Ltd. 134,104 2,271,539
Pricol, Ltd. 82,799 604,537
*Prime Focus, Ltd. 150,388 452,527
*Prism Johnson, Ltd. 59,276 66,138
Privi Speciality Chemicals, Ltd. 10,647 403,619
Procter & Gamble Health, Ltd. 6,844 473,733
Procter & Gamble Hygiene &
Health Care, Ltd. 683 61,518
Protean eGov Technologies,
Ltd. 4,878 31,500
Prudent Corporate Advisory
Services, Ltd. 3,870 133,522
*PSP Projects, Ltd. 10,237 104,929
Punjab National Bank 2,164,817 2,557,213
*Puravankara, Ltd. 38,399 84,831
*PVR Inox, Ltd. 84,275 998,599
ΩQuess Corp., Ltd. 45,173 157,442
R Systems International, Ltd. 15,860 43,626
RACL Geartech, Ltd. 789 10,438
Radico Khaitan, Ltd. 49,782 2,264,777
Shares Value
INDIA — (Continued)
Raghav Productivity
Enhancers, Ltd. 2,218 $ 28,274
Rail Vikas Nigam, Ltd. 249,265 589,051
Railtel Corp. of India, Ltd. 111,459 332,339
Rain Industries, Ltd. 289,449 676,337
Rainbow Children's Medicare,
Ltd. 3,101 49,576
Rajratan Global Wire, Ltd. 3,624 18,801
Rallis India, Ltd. 90,017 204,856
Ram Ratna Wires, Ltd. 6,530 30,694
Ramco Cements, Ltd. (The) 83,017 798,935
*Ramco Systems, Ltd. 16,265 99,024
Ramkrishna Forgings, Ltd. 77,986 532,208
*Ramky Infrastructure, Ltd. 11,806 46,920
Rane Holdings, Ltd. 574 10,519
Rashi Peripherals, Ltd. 10,418 91,012
Rashtriya Chemicals &
Fertilizers, Ltd. 151,302 202,021
Ratnamani Metals & Tubes,
Ltd. 12,767 315,633
*RattanIndia Power, Ltd. 2,544,527 232,278
Raymond Lifestyle, Ltd. 18,812 140,082
Raymond Realty, Ltd. 30,361 204,634
*Raymond, Ltd. 45,414 276,106
ΩRBL Bank, Ltd. 580,947 2,286,282
Redington, Ltd. 647,012 2,181,118
Redtape, Ltd. 129,248 179,496
Refex Industries, Ltd. 12,425 39,431
Relaxo Footwears, Ltd. 1,958 8,289
Reliance Industrial
Infrastructure, Ltd. 1,805 14,048
Reliance Industries, Ltd. 2,774,514 38,028,710
ΩReliance Industries, Ltd.,
GDR 348,114 19,041,836
*Reliance Infrastructure, Ltd. 227,507 143,159
*Reliance Power, Ltd. 2,183,015 535,601
*Religare Enterprises, Ltd. 92,046 244,212
*Restaurant Brands Asia, Ltd. 141,465 98,802
Rhi Magnesita India, Ltd. 59,172 240,961
Rico Auto Industries, Ltd. 93,208 138,491
RITES, Ltd. 117,870 264,474
Rossari Biotech, Ltd. 13,646 72,124
RPG Life Sciences, Ltd. 3,141 91,127
*RPSG Ventures, Ltd. 8,268 81,042
Safari Industries India, Ltd. 10,623 173,638
*Sagar Cements, Ltd. 5,650 10,301
Sai Silks Kalamandir, Ltd. 71,921 67,184
Saksoft, Ltd. 6,616 11,739
*SAMHI Hotels, Ltd. 34,747 65,492
Samvardhana Motherson
International, Ltd. 4,066,042 6,424,103
Sandhar Technologies, Ltd. 24,231 159,178
Sandur Manganese & Iron
Ores, Ltd. (The) 15,495 34,564
Sanghvi Movers, Ltd. 21,152 90,846
Sanofi Consumer Healthcare
India, Ltd. 3,275 158,274
Sanofi India, Ltd. 2,607 90,657
ΩSansera Engineering, Ltd. 34,521 1,210,903

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
*Sapphire Foods India, Ltd. 117,485 $ 227,927
Sarda Energy & Minerals, Ltd. 80,076 433,551
Saregama India, Ltd. 30,405 166,612
Sasken Technologies, Ltd. 3,388 64,333
Savita Oil Technologies, Ltd. 6,324 39,883
SBI Cards & Payment
Services, Ltd. 163,107 1,128,492
ΩSBI Life Insurance Co., Ltd. 297,256 5,863,185
Schaeffler India, Ltd. 20,194 863,338
*Schneider Electric
Infrastructure, Ltd. 44,990 639,050
*SEAMEC, Ltd. 5,876 90,054
Senco Gold, Ltd. 51,315 216,844
*SEPC, Ltd. 295,384 18,327
ΩSH Kelkar & Co., Ltd. 25,468 43,932
Shaily Engineering Plastics,
Ltd. 23,785 763,144
Shakti Pumps India, Ltd. 16,828 91,781
Shankara Buildpro, Ltd. 5,988 77,957
Shanthi Gears, Ltd. 4,027 17,401
Sharda Cropchem, Ltd. 30,199 259,452
*Sharda Motor Industries, Ltd. 14,257 130,190
Share India Securities, Ltd. 13,635 25,505
Sheela Foam, Ltd. 28,149 231,234
Shilpa Medicare, Ltd. 83,410 534,343
Shipping Corp. of India, Ltd. 189,653 579,305
Shivalik Bimetal Controls, Ltd. 30,810 242,001
Shree Cement, Ltd. 6,921 1,889,919
*Shree Renuka Sugars, Ltd. 255,486 58,560
*Shriram Properties, Ltd. 65,506 57,690
Shyam Metalics & Energy, Ltd. 56,205 607,496
Siemens Energy India, Ltd. 31,889 1,079,778
Siemens, Ltd. 31,889 1,256,644
*Sigma Advanced Systems,
Ltd. 6,336 41,407
ΩSirca Paints India, Ltd. 13,400 59,048
SIS, Ltd. 2,425 10,735
Siyaram Silk Mills, Ltd. 16,543 104,426
SJS Enterprises, Ltd. 26,829 672,504
SJVN, Ltd. 54,630 39,288
SKF India Industrial, Ltd. 18,622 534,742
SKF India, Ltd. 17,448 270,566
Skipper, Ltd. 40,923 226,349
SML Mahindra, Ltd. 4,430 263,975
SMS Pharmaceuticals, Ltd. 12,990 50,904
Sobha, Ltd. 36,452 524,230
Solar Industries India, Ltd. 20,609 3,972,333
*Solara Active Pharma
Sciences, Ltd. 20,085 108,103
Somany Ceramics, Ltd. 4,491 23,009
ΩSona BLW Precision
Forgings, Ltd. 180,665 1,456,832
Sonata Software, Ltd. 125,611 424,496
South Indian Bank, Ltd. (The) 1,863,856 912,247
Southern Petrochemical
Industries Corp., Ltd. 32,812 22,858
SP Apparels, Ltd. 3,609 37,525
*SPML Infra, Ltd. 20,894 41,989
SPR Auto Technologies, Ltd. 14,443 665,303
Shares Value
INDIA — (Continued)
SRF, Ltd. 122,921 $ 3,378,508
Star Cement, Ltd. 108,145 229,834
*Star Health & Allied Insurance
Co., Ltd. 127,969 806,051
State Bank of India 1,201,738 12,939,953
Steel Authority of India, Ltd. 1,016,838 1,801,353
Steel Strips Wheels, Ltd. 8,220 26,738
*Sterling and Wilson
Renewable 31,615 67,581
*Sterlite Technologies, Ltd. 208,615 1,217,932
Strides Pharma Science, Ltd. 65,738 706,193
*Stylam Industries, Ltd. 7,105 252,009
Styrenix Performance
Materials, Ltd. 7,030 182,464
Subros, Ltd. 20,633 177,159
Sudarshan Chemical
Industries, Ltd. 37,940 403,158
*Sudarshan Colorants India,
Ltd. 373 1,412
Sumitomo Chemical India, Ltd. 88,405 472,809
Sun Pharmaceutical Industries,
Ltd. 464,520 9,690,584
Sun TV Network, Ltd. 93,293 497,338
Sundaram-Clayton, Ltd. 441 5,794
Sundram Fasteners, Ltd. 48,655 498,431
Sunteck Realty, Ltd. 40,631 128,730
Suprajit Engineering, Ltd. 54,428 287,841
Supreme Industries, Ltd. 48,780 1,771,652
Supreme Petrochem, Ltd. 21,463 160,419
Supriya Lifescience, Ltd. 30,094 273,453
Surya Roshni, Ltd. 105,484 264,664
Suryoday Small Finance Bank,
Ltd. 43,606 74,000
*Suzlon Energy, Ltd. 9,511,556 4,785,933
Swan Corp., Ltd. 136,021 438,791
Swaraj Engines, Ltd. 5,310 201,943
Symphony, Ltd. 5,808 41,891
*Syncom Formulations India,
Ltd. 125,685 17,282
ΩSyngene International, Ltd. 125,435 507,314
TAJGVK Hotels & Resorts,
Ltd. 6,499 24,742
Talbros Automotive
Components, Ltd. 8,457 36,140
Tamilnad Mercantile Bank, Ltd. 52,377 467,531
Tanla Platforms, Ltd. 58,411 359,073
*TARC, Ltd. 74,449 107,091
Tata Chemicals, Ltd. 114,041 805,034
Tata Communications, Ltd. 83,367 1,534,620
Tata Consultancy Services,
Ltd. 616,242 15,278,332
Tata Consumer Products, Ltd. 345,676 3,923,929
Tata Elxsi, Ltd. 6,948 267,456
Tata Motors Passenger
Vehicles, Ltd. 1,478,954 5,266,202
Tata Motors, Ltd. 1,478,954 6,770,498
Tata Power Co., Ltd. (The) 1,187,872 4,739,536
Tata Steel, Ltd. 7,283,185 14,479,352
Tata Technologies, Ltd. 141,087 1,105,525

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
*Tata Teleservices
Maharashtra, Ltd. 6,432 $ 2,693
Tatva Chintan Pharma Chem
Pvt, Ltd. 4,741 88,852
*Tbo Tek, Ltd. 2,337 37,504
TD Power Systems, Ltd. 91,040 1,079,141
Tech Mahindra, Ltd. 499,576 8,645,914
Techno Electric & Engineering
Co., Ltd. 41,146 422,737
Technocraft Industries India,
Ltd. 1,094 29,587
Tega Industries, Ltd. 14,759 229,780
Ω*Tejas Networks, Ltd. 68,688 369,302
Texmaco Rail & Engineering,
Ltd. 187,258 218,610
Thanga Mayil Jewellery, Ltd. 9,337 511,448
Thermax, Ltd. 11,978 540,557
*Thirumalai Chemicals, Ltd. 61,011 111,420
Thomas Cook India, Ltd. 37,034 40,471
ΩThyrocare Technologies, Ltd. 63,890 387,699
Tilaknagar Industries, Ltd. 105,059 512,165
Time Technoplast, Ltd. 324,915 710,206
Timken India, Ltd. 23,878 787,149
Tips Music, Ltd. 41,406 289,905
Titagarh Rail System, Ltd. 70,988 613,942
Titan Co., Ltd. 226,989 11,597,933
Torrent Pharmaceuticals, Ltd. 128,184 6,882,135
Torrent Power, Ltd. 128,822 1,908,129
*Transformers & Rectifiers
India, Ltd. 88,884 276,205
Transport Corp. of India, Ltd. 10,868 105,986
Trent, Ltd. 215,105 6,776,546
Trident, Ltd. 1,076,367 278,751
Triveni Engineering &
Industries, Ltd. 63,224 146,771
*Triveni Power Transmission,
Ltd. 21,075 120,299
Triveni Turbine, Ltd. 124,464 784,887
TTK Prestige, Ltd. 10,359 69,657
Tube Investments of India, Ltd. 69,010 1,991,139
TVS Holdings, Ltd. 3,820 589,044
TVS Motor Co., Ltd. 197,954 8,948,230
TVS Srichakra, Ltd. 4 165
*TVS Supply Chain Solutions,
Ltd. 26,338 37,295
Uflex, Ltd. 16,223 80,023
Ω*Ujjivan Small Finance Bank,
Ltd. 1,227,468 923,029
UltraTech Cement, Ltd. 67,047 8,364,098
Union Bank of India, Ltd. 1,317,219 2,363,995
Uniparts India, Ltd. 4,550 34,716
United Breweries, Ltd. 7,713 114,691
*United Foodbrands, Ltd. 1,392 10,236
United Spirits, Ltd. 199,262 3,165,763
Universal Cables, Ltd. 9,296 132,345
UNO Minda, Ltd. 138,469 1,713,176
UPL, Ltd. 404,133 2,559,530
Usha Martin, Ltd. 144,735 752,306
Shares Value
INDIA — (Continued)
UTI Asset Management Co.,
Ltd. 35,863 $ 339,442
*V2 Retail, Ltd. 116,180 267,062
VA Tech Wabag, Ltd. 36,576 757,932
Vadilal Industries, Ltd. 2,647 200,144
Vaibhav Global, Ltd. 27,238 76,037
Vardhman Special Steels, Ltd. 2,944 9,403
Vardhman Textiles, Ltd. 75,348 462,599
ΩVarroc Engineering, Ltd. 52,676 374,968
Varun Beverages, Ltd. 1,097,815 5,088,965
*Vascon Engineers, Ltd. 50,276 16,835
Vedanta Aluminium Metal, Ltd. 1,338,821 6,373,133
*Vedanta Iron and Steel, Ltd. 1,338,821 452,939
*Vedanta Oil and Gas, Ltd. 1,338,821 498,682
*Vedanta Power, Ltd. 1,338,821 484,369
Vedanta, Ltd. 1,338,821 3,707,839
Veedol Corp., Ltd. 2,197 32,225
Venky's India, Ltd. 6,736 105,853
ΩVenus Pipes & Tubes, Ltd. 8,456 147,655
*Veranda Learning Solutions,
Ltd. 12,268 33,313
Vesuvius India, Ltd. 76,956 357,902
V-Guard Industries, Ltd. 126,698 417,613
Vijaya Diagnostic Centre, Ltd. 43,812 617,312
Vimta Labs, Ltd. 20,208 128,949
Vindhya Telelinks, Ltd. 2,802 58,319
Vintage Coffee And
Beverages, Ltd. 77,463 121,356
Vishnu Chemicals, Ltd. 19,454 125,034
V-Mart Retail, Ltd. 31,765 259,373
*Vodafone Idea, Ltd. 19,646,791 2,678,874
Voltamp Transformers, Ltd. 7,504 780,403
Voltas, Ltd. 134,052 1,867,020
VRL Logistics, Ltd. 53,495 148,938
VST Industries, Ltd. 56,040 130,093
VST Tillers Tractors, Ltd. 2,406 112,361
*Waaree Renewable
Technologies, Ltd. 25,026 239,519
*Walchandnagar Industries,
Ltd. 44,494 108,186
*Websol Energy System, Ltd. 292,751 296,663
Welspun Corp., Ltd. 86,307 1,493,039
Welspun Enterprises, Ltd. 35,028 217,440
Welspun Living, Ltd. 214,651 350,812
West Coast Paper Mills, Ltd. 32,771 195,599
Westlife Foodworld, Ltd. 17,254 91,699
Wheels India, Ltd. 12,011 177,443
Whirlpool of India, Ltd. 29,764 250,459
Windlas Biotech, Ltd. 4,451 40,011
Wipro, Ltd. 1,607,766 3,094,547
#Wipro, Ltd., Sponsored ADR 163,340 323,413
*Wockhardt, Ltd. 51,525 1,058,256
*Yatra Online, Ltd. 76,178 85,012
*Yes Bank, Ltd. 14,267,450 3,404,809
Zee Entertainment Enterprises,
Ltd. 353,431 424,310
Zensar Technologies, Ltd. 100,516 535,106
Zydus Lifesciences, Ltd. 172,749 2,040,073

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Zydus Wellness, Ltd. 78,978 $ 478,056
TOTAL INDIA 1,257,206,375
INDONESIA — (0.7%)
ABM Investama TBK PT 181,600 25,332
Adi Sarana Armada TBK PT 1,257,800 42,640
AKR Corporindo TBK PT 5,251,000 427,516
Alam Sutera Realty TBK PT 6,505,900 42,302
Alamtri Minerals Indonesia
TBK PT 3,947,000 332,317
ANTAM Persero TBK PT 7,960,400 1,274,089
*Apollo Global Interactive TBK
PT 932,800 86,831
Arwana Citramulia TBK PT 455,300 12,398
Aspirasi Hidup Indonesia TBK
PT 6,916,100 138,368
Astra Agro Lestari TBK PT 376,000 143,659
Astra International TBK PT 16,307,500 4,621,999
Astra Otoparts TBK PT 766,800 117,189
*Astrindo Nusantara
Infrastructure TBK PT 49,680,700 392,056
Avia Avian TBK PT 3,019,100 54,362
Bank BTPN Syariah TBK PT 1,557,900 85,713
Bank Central Asia TBK PT 30,509,200 10,724,169
*Bank Ina Perdana PT 4,300 1,051
*Bank Jago TBK PT 1,258,600 85,334
Bank Mandiri Persero TBK PT 24,146,900 5,622,736
Bank Maybank Indonesia TBK
PT 24,100 256
Bank Negara Indonesia
Persero TBK PT 9,548,500 1,873,191
*Bank Neo Commerce TBK PT 6,840,800 100,365
Bank OCBC Nisp TBK PT 2,496,700 178,990
Bank Pan Indonesia TBK PT 2,463,000 122,507
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 30,000 1,317
Bank Pembangunan Daerah
Jawa Timur TBK PT 1,363,900 39,415
Bank Rakyat Indonesia
Persero TBK PT 34,287,160 5,792,651
Bank Syariah Indonesia
Persero TBK PT 1,763,200 178,338
*Bank Tabungan Negara
Persero TBK PT 5,636,076 380,562
Barito Pacific TBK PT 11,251,001 1,153,612
Blue Bird TBK PT 120,700 10,799
*Buana Lintas Lautan TBK PT 18,711,600 472,105
Bukit Asam Persero TBK PT 2,972,400 383,237
*Buma Internasional Grup
TBK PT 2,769,500 33,553
*Bumi Resources Minerals
TBK PT 40,872,900 1,272,025
*Bumi Resources TBK PT 71,085,600 651,835
*Bumi Serpong Damai TBK PT 2,771,700 87,800
*Capital Financial Indonesia
TBK PT 6,314,700 642,209
*Cemindo Gemilang PT 1,451,100 64,515
Charoen Pokphand Indonesia
TBK PT 3,050,900 557,823
Shares Value
INDONESIA — (Continued)
ΩCikarang Listrindo TBK PT 3,300 $ 133
Ciputra Development TBK PT 6,994,400 223,507
Cisarua Mountain Dairy PT
TBK 227,700 58,209
*Citra Marga Nusaphala
Persada TBK PT 1,700 126
Darma Henwa TBK PT 20,847,200 532,939
Dayamitra Telekomunikasi PT 2,304,700 59,174
Dharma Satya Nusantara TBK
PT 3,671,400 272,386
Elnusa TBK PT 5,024,100 194,051
*Energi Mega Persada TBK PT 13,780,500 987,932
Erajaya Swasembada TBK PT 8,306,400 193,881
ESSA Industries Indonesia
TBK PT 7,817,900 278,062
Gajah Tunggal TBK PT 1,138,600 77,514
Gudang Garam TBK PT 330,000 348,449
*Harum Energy TBK PT 2,235,500 103,737
*Impack Pratama Industri TBK
PT 4,188,900 359,667
Indah Kiat Pulp & Paper TBK
PT 1,740,000 812,271
Indika Energy TBK PT 1,666,300 243,546
Indocement Tunggal Prakarsa
TBK PT 640,100 166,126
Indofood CBP Sukses Makmur
TBK PT 800,900 310,452
Indofood Sukses Makmur TBK
PT 3,455,500 1,339,453
Indomobil Sukses
Internasional TBK PT 255,100 12,121
Indosat TBK PT 4,426,500 467,397
*Industri dan Perdagangan
Bintraco Dharma TBK PT 5,550,100 28,068
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 5,049,996 101,595
Japfa Comfeed Indonesia TBK
PT 5,790,200 691,838
Jasa Marga Persero TBK PT 1,142,000 173,896
Jaya Real Property TBK PT 4,900 294
Kalbe Farma TBK PT 4,661,700 187,826
Kawasan Industri Jababeka
TBK PT 10,786,500 77,928
*Krakatau Steel Persero TBK
PT 877,200 10,920
*Lippo Karawaci TBK PT 5,923,600 19,752
Map Aktif Adiperkasa PT 7,138,500 257,865
Mayora Indah TBK PT 1,732,000 162,188
*MD Entertainment TBK PT 649,280 38,248
MDS Retailing TBK PT 97,800 8,452
Medco Energi Internasional
TBK PT 8,036,100 573,879
Medikaloka Hermina TBK PT 2,339,200 103,999
*Merdeka Battery Materials
TBK PT 20,567,300 577,219
Merdeka Copper Gold TBK PT 5,590,773 845,110
*Metro Healthcare Indonesia
TBK PT 9,313,400 218,420
Metrodata Electronics TBK PT 491,000 13,780

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDONESIA — (Continued)
Mitra Keluarga Karyasehat
TBK PT 2,111,600 $ 207,123
*MNC Digital Entertainment
TBK PT 3,285,100 73,027
*MNC Tourism Indonesia TBK
PT 28,012,900 129,214
Pabrik Kertas Tjiwi Kimia TBK
PT 964,600 348,444
*Pacific Strategic Financial
TBK PT 1,196,500 43,886
Pakuwon Jati TBK PT 12,170,000 179,906
Pam Mineral TBK PT 2,763,400 73,101
*Panin Financial TBK PT 10,495,900 132,992
*Paninvest TBK PT 239,600 9,654
Pantai Indah Kapuk Dua TBK
PT 210,963 73,275
Perusahaan Gas Negara
Persero TBK PT 6,728,500 560,895
*Petrindo Jaya Kreasi TBK PT 13,476,500 498,048
*Petrosea TBK PT 3,120,000 816,672
*PP Persero TBK PT 1,963,300 22,040
PT TIMAH Persero TBK 2,942,000 621,296
PT Tower Bersama
Infrastructure TBK 359,800 28,894
Puradelta Lestari TBK PT 3,398,600 27,953
Rukun Raharja TBK PT 5,446,000 269,364
Salim Ivomas Pratama TBK PT 2,141,100 73,179
Sarana Menara Nusantara
TBK PT 5,877,500 131,961
Sariguna Primatirta TBK PT 472,600 10,138
Sawit Sumbermas Sarana
TBK PT 2,123,500 118,012
Selamat Sempurna TBK PT 1,057,500 105,198
Semen Indonesia Persero
TBK PT 1,156,596 93,844
*Sentul City TBK PT 29,124,800 110,064
Soechi Lines TBK PT 394,600 9,561
Sumber Alfaria Trijaya TBK PT 6,571,500 483,897
Sumber Tani Agung
Resources TBK PT 2,796,300 167,834
Summarecon Agung TBK PT 8,405,249 152,279
Surya Citra Media TBK PT 15,810,900 182,765
Surya Semesta Internusa TBK
PT 4,242,000 388,980
TBS Energi Utama TBK PT 606,300 15,702
Telkom Indonesia Persero
TBK PT 26,117,000 3,817,256
Telkom Indonesia Persero
TBK PT, Sponsored ADR 29,526 432,851
Tempo Scan Pacific TBK PT 483,100 77,322
Transcoal Pacific TBK PT 549,500 154,217
Trimegah Bangun Persada
TBK PT 5,987,800 297,826
Triputra Agro Persada PT 2,414,900 234,860
Tunas Baru Lampung TBK PT 4,900 169
Ultrajaya Milk Industry &
Trading Co. TBK PT 7,700 629
Unilever Indonesia TBK PT 6,517,100 635,629
United Tractors TBK PT 1,559,200 2,075,294
Shares Value
INDONESIA — (Continued)
Vale Indonesia TBK PT 1,924,351 $ 564,130
*<Waskita Karya Persero TBK
PT 7,100 15
*<Wijaya Karya Persero TBK
PT 4,986,400 10,600
XLSMART Telecom Sejahtera
TBK PT 4,401,341 596,825
TOTAL INDONESIA 64,416,397
KOREA, REPUBLIC OF — (17.9%)
*ABLBio, Inc. 4,898 229,492
Able C&C Co., Ltd. 11,017 82,684
#ABOV Semiconductor Co.,
Ltd. 16,941 78,544
*Ace Technologies Corp. 27,879 30,974
Actro Co., Ltd. 10 48
#*ADTechnology Co., Ltd. 9,112 170,966
#Advanced Nano Products
Co., Ltd. 8,750 245,187
#Aekyung Chemical Co., Ltd. 13,428 77,703
Aekyung Industrial Co., Ltd. 5,393 43,123
*AeroSpace Technology of
Korea, Inc. 111,554 33,489
Ahnlab, Inc. 5,367 199,517
*Air Busan Co., Ltd. 22,987 24,137
AJ Networks Co., Ltd. 28,202 84,663
Ajin Industrial Co., Ltd. 37,942 67,065
*AJINEXTEK Co., Ltd. 10,545 43,269
*Alteogen, Inc. 24,755 5,356,609
*ALUKO Co., Ltd. 37,703 42,180
*Amicogen, Inc. 24,710 19,498
#Amorepacific Corp. 23,539 2,146,363
#*Amotech Co., Ltd. 8,698 85,656
#*Anam Electronics Co., Ltd. 58,294 49,761
#*Ananti, Inc. 81,057 203,538
*Anapass, Inc. 7,228 62,865
#*Apact Co., Ltd. 15,963 53,744
*APS Innovation Co., Ltd. 15,532 30,776
*ARIBIO Holdings, Inc. 37,138 109,406
Asia Cement Co., Ltd. 13,151 82,096
ASIA Holdings Co., Ltd. 325 43,996
*Asia Pacific Satellite, Inc. 2,161 10,413
Asia Paper Manufacturing Co.,
Ltd. 18,077 92,560
Aurora World Corp. 3,887 59,844
*Avaco Co., Ltd. 11,348 81,984
Baiksan Co., Ltd. 10,610 73,899
#BGF retail Co., Ltd. 7,210 632,146
BH Co., Ltd. 25,358 268,040
*BHI Co., Ltd. 13,729 388,075
*Binex Co., Ltd. 12,622 56,660
#Binggrae Co., Ltd. 7,893 374,803
Bio Plus Co., Ltd. 42,350 104,709
*Biodyne Co., Ltd. 11,550 66,836
*Bioneer Corp. 16,334 72,293
*BioSmart Co., Ltd. 5,594 10,241
#*BNC Korea, Inc. 55,609 92,441
BNK Financial Group, Inc. 249,375 2,653,447
Boditech Med, Inc. 11,350 91,950

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Bookook Securities Co., Ltd. 315 $ 11,445
#Boryung 22,854 131,286
#*Bosung Power Technology
Co., Ltd. 31,363 126,490
#Bukwang Pharmaceutical
Co., Ltd. 59,965 167,820
#*Bumhan Fuel Cell Co., Ltd. 3,021 29,941
BYC Co., Ltd. 342 7,700
C&G Hi Tech Co., Ltd. 6,343 53,655
#*Cafe24 Corp. 16,685 197,196
Cape Industries, Ltd. 23,387 130,247
Caregen Co., Ltd. 6,450 251,540
#Celltrion Pharm, Inc. 5,944 167,601
*Celltrion, Inc. 89,157 11,675,396
*Chabiotech Co., Ltd. 7,438 44,084
Cheil Electric Co., Ltd. 10,912 48,908
#Cheil Worldwide, Inc. 59,028 783,755
#Chemtronics Co., Ltd. 14,783 202,194
*Chemtros Co., Ltd. 1,492 3,401
#Cheryong Electric Co., Ltd. 15,005 434,668
Cheryong Industrial Co., Ltd. 10,219 42,648
Chips&Media, Inc. 8,191 56,361
*Choil Aluminum Co., Ltd. 72,898 54,302
#Chong Kun Dang
Pharmaceutical Corp. 5,744 269,533
#*Chunbo Co., Ltd. 8,045 175,775
*CJ CGV Co., Ltd. 96,238 365,187
#CJ CheilJedang Corp. 7,100 953,174
CJ Corp. 16,290 1,478,520
*CJ ENM Co., Ltd. 13,697 301,186
#CJ Freshway Corp. 8,064 127,547
#CJ Logistics Corp. 10,204 533,210
Classys, Inc. 9,371 270,475
*CMG Pharmaceutical Co.,
Ltd. 76,064 38,947
*CoAsia Corp. 18,287 33,991
#Cosmax, Inc. 7,270 941,831
#Cosmecca Korea Co., Ltd. 5,216 288,294
*CosmoAM&T Co., Ltd. 21,353 486,010
#*Cosmochemical Co., Ltd. 15,869 98,840
Coway Co., Ltd. 51,511 3,305,924
Cowintech Co., Ltd. 4,267 26,368
*CS Wind Corp. 24,039 628,922
Cuckoo Homesys Co., Ltd. 6,566 99,017
#*Curexo, Inc. 15,946 92,274
D.I Corp. 13,632 192,667
*DA Technology Co., Ltd. 2,787 977
#Dae Hwa Pharmaceutical
Co., Ltd. 6,030 37,558
Dae Won Kang Up Co., Ltd. 27,677 69,595
*Daea TI Co., Ltd. 54,885 91,815
Daechang Forging Co., Ltd. 5,578 22,262
#Daedong Corp. 18,847 84,076
Daedong Gear Co., Ltd. 4,276 27,293
#Daeduck Electronics Co., Ltd. 24,418 1,657,896
Daehan New Pharm Co., Ltd. 2,027 7,962
*Daeho AL Co., Ltd. 11,639 4,343
#*Dae-Il Corp. 37,158 111,028
Shares Value
KOREA, REPUBLIC OF — (Continued)
Daejoo Electronic Materials
Co., Ltd. 6,697 $ 333,042
*DaeMyoung Energy Co., Ltd. 2,830 24,237
Daesang Corp. 27,371 340,194
Daesang Holdings Co., Ltd. 14,401 75,656
*Daesung Industrial Co., Ltd. 18,332 51,626
#*Daewon Cable Co., Ltd. 36,464 332,491
Daewon Pharmaceutical Co.,
Ltd. 3,967 20,563
#*Daewoo Engineering &
Construction Co., Ltd. 174,857 1,567,421
Daewoong Co., Ltd. 13,099 150,036
#Daewoong Pharmaceutical
Co., Ltd. 4,147 331,015
#*Daishin Securities Co., Ltd. 22,383 405,836
#*Danal Co., Ltd. 47,768 151,442
Daol Investment & Securities
Co., Ltd. 33,471 80,408
#*<Dawonsys Co., Ltd. 29,277 38,976
DB HiTek Co., Ltd. 37,929 2,210,774
DB Insurance Co., Ltd. 60,471 6,659,148
DB Securities Co., Ltd. 23,283 145,509
Dear U Co., Ltd. 7,410 103,117
Dentium Co., Ltd. 1,036 27,831
*Devsisters Co., Ltd. 7,019 90,882
DI Dong Il Corp. 14,256 236,983
Digital Daesung Co., Ltd. 20 108
*DIO Corp. 6,783 57,806
DIT Corp. 7,483 79,255
#*DK Tech Co., Ltd. 12,140 147,311
*DKME 24,250 27,572
#*DL Holdings Co., Ltd. 9,447 284,596
<DMS Co., Ltd. 8,119 46,412
DN Automotive Corp. 18,746 530,547
DNF Co., Ltd. 8,272 71,830
Dohwa Engineering Co., Ltd. 12,057 41,354
*Dong-A Socio Holdings Co.,
Ltd. 3,196 197,718
#Dong-A ST Co., Ltd. 5,263 127,173
Dongbang Transport Logistics
Co., Ltd. 50,538 62,778
Dongbu Corp. 12,465 53,945
Dongjin Semichem Co., Ltd. 36,879 1,012,705
Dongkoo Bio & Pharma Co.,
Ltd. 19,505 52,603
#DongKook Pharmaceutical
Co., Ltd. 23,734 291,327
Dongkuk Industries Co., Ltd. 8,934 14,507
#Dongkuk Steel Mill Co., Ltd. 32,342 204,392
Dongsuh Cos., Inc. 2,664 47,648
Dongsung Chemical Co., Ltd. 31,049 77,530
#Dongsung Finetec Co., Ltd. 23,218 255,517
#*Dongwha Enterprise Co.,
Ltd. 12,889 50,536
#Dongwon Industries Co., Ltd. 8,664 215,126
Dongwon Systems Corp. 3,651 52,753
Dongwoon Anatech Co., Ltd. 12,035 227,075
Doosan Bobcat, Inc. 47,952 2,011,313
#Doosan Co., Ltd. 6,053 4,967,391

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Doosan Enerbility Co., Ltd. 293,027 $ 13,791,199
*Doosan Fuel Cell Co., Ltd. 15,223 262,134
Doosan Tesna, Inc. 8,275 372,047
#*Dream Security Co., Ltd. 72,447 87,808
#Dreamtech Co., Ltd. 35,068 103,185
*DRTECH Corp. 55,466 29,684
#DS Dansuk Co., Ltd. 9,004 69,660
*DSK Co., Ltd. 24 69
*Duchembio Co., Ltd. 3,740 14,900
*Duk San Neolux Co., Ltd. 7,086 149,106
*Duksan Hi-Metal Co., Ltd. 18,300 112,442
#*Duksan Techopia Co., Ltd. 8,829 59,388
DY POWER Corp. 6,909 52,337
Easy Bio, Inc. 15,471 66,737
#*Easy Holdings Co., Ltd. 37,876 109,853
*Eco&Dream Co., Ltd. 7,786 34,569
Ecoplastic Corp. 20,816 26,996
#Ecopro BM Co., Ltd. 23,601 1,713,336
#*Ecopro Co., Ltd. 51,759 2,871,668
Ecopro HN Co., Ltd. 8,142 136,204
Elensys Co., Ltd. 11,813 38,446
Elentec Co., Ltd. 16,952 80,022
E-MART, Inc. 16,436 919,964
*EMRO, Inc. 3,529 35,198
#ENF Technology Co., Ltd. 16,183 471,063
#EO Technics Co., Ltd. 5,158 1,070,890
*ESTsoft Corp. 3,842 20,669
#*Eubiologics Co., Ltd. 36,260 201,685
Eugene Investment &
Securities Co., Ltd. 83,891 243,606
#Eugene Technology Co., Ltd. 10,521 828,722
*EV Advanced Material Co.,
Ltd. 40,479 17,490
*Everybot, Inc. 4,133 36,642
Exem Co., Ltd. 47,116 44,746
#Exicon Co., Ltd. 8,581 78,786
#F&F Co., Ltd. 12,302 694,614
FarmStory Co., Ltd. 50,063 35,957
FIBERPRO, Inc. 9,906 77,264
*Fine M-Tec Co., Ltd. 16,783 83,109
#*Fine Semitech Corp. 13,601 175,629
#*Firstec Co., Ltd. 10,668 39,957
*FLITTO, Inc. 9,662 49,811
#*Foosung Co., Ltd. 48,114 303,729
FutureChem Co., Ltd. 6,229 33,292
G2Power Co., Ltd. 10,049 46,520
Gabia, Inc. 5,337 175,941
Galaxia Moneytree Co., Ltd. 14,103 46,443
GAMSUNG Corp. Co., Ltd. 76,713 220,879
#Gaon Cable Co., Ltd. 7,057 664,270
#GC Biopharma Corp. 4,676 380,128
#*GC Cell Corp. 9,595 89,913
#GC Corp. 17,791 116,053
GC MediAI Corp. 19,716 39,897
*GemVax & Kael Co., Ltd. 4,932 35,216
*GeneOne Life Science, Inc. 16,651 6,237
Genians, Inc. 2,384 22,507
#*Genic Co., Ltd. 5,814 99,911
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Genome & Co. 22,711 $ 52,250
*Genomictree, Inc. 6,854 54,517
#Global Standard Technology
Co., Ltd. 17,437 524,076
#*Global Tax Free Co., Ltd. 30,869 102,630
#*GnCenergy Co., Ltd. 16,392 420,809
GOLFZON Co., Ltd. 3,891 106,984
*Good People Co., Ltd. 27,360 5,930
#Grand Korea Leisure Co.,
Ltd. 23,451 154,289
*Green Resource Co., Ltd. 5,625 24,659
#GS Engineering &
Construction Corp. 61,294 1,008,167
#GS Global Corp. 43,979 77,581
#GS Holdings Corp. 59,871 3,737,476
GS P&L Co., Ltd. 5,887 145,554
#GS Retail Co., Ltd. 24,441 424,293
#HAESUNG DS Co., Ltd. 9,083 307,078
*Han Kuk Carbon Co., Ltd. 33,393 500,064
Hana Financial Group, Inc. 282,714 24,866,617
Hana Materials, Inc. 5,363 197,863
*Hana Micron, Inc. 43,771 911,832
*Hana Technology Co., Ltd. 5,357 43,962
#Hana Tour Service, Inc. 8,435 181,337
#*Hanall Biopharma Co., Ltd. 9,097 276,923
Hancom, Inc. 17,302 206,915
Handsome Co., Ltd. 11,558 159,706
#Hanil Cement Co., Ltd. 16,813 163,920
Hanil Feed Co., Ltd. 5,429 8,282
*Hanil Holdings Co., Ltd. 2,030 25,416
Hanjin Kal Corp. 9,311 729,493
Hanjin Logistics Corp. 9,324 98,099
#*HanJung Natural
Connectivity System Co., Ltd. 4,350 86,652
*Hankook Cosmetics Co., Ltd. 332 1,358
Hankook Cosmetics
Manufacturing Co., Ltd. 4,954 27,312
Hankook Shell Oil Co., Ltd. 764 267,135
#Hankook Tire & Technology
Co., Ltd. 49,589 2,351,278
#Hanmi Pharm Co., Ltd. 5,269 1,232,525
#*Hanmi Science Co., Ltd. 8,621 216,780
#Hanmi Semiconductor Co.,
Ltd. 34,324 5,164,128
#HanmiGlobal Co., Ltd. 10,121 112,803
#Hannong Chemicals, Inc. 7,944 62,964
*Hanon Systems 286,808 664,867
Hansae Co., Ltd. 10,098 64,596
#Hanshin Construction Co.,
Ltd. 6,469 43,695
#Hanshin Machinery Co. 31,817 49,432
#Hansol Chemical Co., Ltd. 6,280 916,210
*Hansol Holdings Co., Ltd. 13,442 29,464
#*Hansol IONES Co., Ltd. 20,477 122,658
Hansol Paper Co., Ltd. 1,810 9,268
#Hansol Technics Co., Ltd. 25,566 125,346
*Hanssem Co., Ltd. 3,501 95,524
Hanwha Aerospace Co., Ltd. 21,839 14,046,688
Hanwha Corp. 23,074 1,356,247

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Hanwha Engine 38,554 $ 1,055,996
#*Hanwha Galleria Corp. 83,033 108,618
*Hanwha General Insurance
Co., Ltd. 81,772 324,633
#*Hanwha Investment &
Securities Co., Ltd. 103,847 302,283
#*Hanwha Life Insurance Co.,
Ltd. 248,132 769,267
#*Hanwha Ocean Co., Ltd. 76,165 4,551,629
*Hanwha Solutions Corp. 112,800 2,017,535
#Hanwha Systems Co., Ltd. 46,733 2,048,687
#*Hanwha Vision Co., Ltd. 32,741 964,524
*Hanyang Digitech Co., Ltd. 9,668 122,537
Hanyang Securities Co., Ltd. 6,964 95,348
Harim Co., Ltd. 58,816 109,530
Harim Holdings Co., Ltd. 42,790 288,128
HB SOLUTION Co., Ltd. 27,939 31,315
#HD Construction Equipment
Co., Ltd. 33,320 2,919,035
HD Hyundai Co., Ltd. 40,669 5,693,717
#HD Hyundai Electric Co., Ltd. 16,738 8,030,295
#*HD Hyundai Energy
Solutions Co., Ltd. 5,094 400,531
#HD Hyundai Heavy Industries
Co., Ltd. 19,236 6,489,806
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 41,161 11,100,796
#HDC Holdings Co., Ltd. 21,884 306,379
*HD-Hyundai Marine Engine 9,309 322,880
*Heung-A Shipping Co., Ltd. 74,655 87,029
Heunggu Oil Co., Ltd. 1,375 10,744
*Heungkuk Fire & Marine
Insurance Co., Ltd. 120 265
#*HFR, Inc. 10,265 103,248
High Tech Pharm Co., Ltd. 3,815 28,578
#Hite Jinro Co., Ltd. 29,944 323,446
*HJ Shipbuilding &
Construction Co., Ltd. 26,373 290,423
*HK inno N Corp. 13,324 337,376
#*HL Holdings Corp. 5,525 145,711
#HL Mando Co., Ltd. 38,611 1,210,571
#*HLB Co., Ltd. 45,244 971,078
#*Hlb Pharma Ceutical Co.,
Ltd. 14,982 85,644
*HLB Therapeutics Co., Ltd. 38,765 45,054
*Hotel Shilla Co., Ltd. 32,287 986,252
#HPSP Co., Ltd. 47,183 1,145,074
#HS Hyosung Advanced
Materials Corp. 1,517 171,097
HS Hyosung Corp. 1,698 52,761
HS Industries Co., Ltd. 26,046 44,485
*Hugel, Inc. 3,733 608,769
Humedix Co., Ltd. 6,157 103,646
*Huneed Technologies 4,866 14,267
Huons Co., Ltd. 6,512 112,134
Huvitz Co., Ltd. 2,967 14,568
#Hwa Shin Co., Ltd. 28,628 144,777
#*HYBE Co., Ltd. 10,629 1,258,452
#Hyosung Corp. 6,914 700,760
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hyosung Heavy Industries
Corp. 3,756 $ 6,367,575
#Hyosung TNC Corp. 3,041 656,960
#*Hyulim ROBOT Co., Ltd. 80,017 347,412
#Hyundai Autoever Corp. 5,057 1,292,892
Hyundai Bioland Co., Ltd. 3,692 8,364
Hyundai BNG Steel Co., Ltd. 10,106 77,548
#HYUNDAI Corp. 8,110 145,624
Hyundai Department Store
Co., Ltd. 11,713 976,015
Hyundai Elevator Co., Ltd. 14,716 700,860
#Hyundai Engineering &
Construction Co., Ltd. 42,919 2,847,820
HYUNDAI EVERDIGM Corp. 6,620 27,581
Hyundai Glovis Co., Ltd. 38,191 5,357,509
Hyundai Green Food 11,449 145,190
#Hyundai Hyms Co., Ltd. 14,421 138,070
Hyundai Livart Furniture Co.,
Ltd. 6,415 24,703
*Hyundai Marine & Fire
Insurance Co., Ltd. 51,687 1,393,957
#Hyundai Motor Co. 107,074 29,139,870
#Hyundai Motor Securities
Co., Ltd. 44,412 235,190
#Hyundai Movex Co., Ltd. 30,589 457,001
#Hyundai Pharmaceutical Co.,
Ltd. 15,259 57,367
Hyundai Rotem Co., Ltd. 55,111 5,168,227
Hyundai Steel Co. 76,584 1,415,437
Hyundai Wia Corp. 13,846 565,222
HyVision System, Inc. 12,454 85,432
#i3system, Inc. 5,454 224,556
*IL Co., Ltd. 5,084 15,316
*Il Dong Pharmaceutical Co.,
Ltd. 7,765 74,780
Iljin Electric Co., Ltd. 17,763 647,875
*Iljin Holdings Co., Ltd. 24,935 99,691
Iljin Power Co., Ltd. 11,305 84,449
<Ilyang Pharmaceutical Co.,
Ltd. 1,944 11,426
iM Financial Group Co., Ltd. 125,266 1,489,275
#InBody Co., Ltd. 9,349 302,956
#Incar Financial Service Co.,
Ltd. 38,119 267,103
Industrial Bank of Korea 207,491 3,005,323
Innocean Worldwide, Inc. 21,647 288,941
#Innox Advanced Materials
Co., Ltd. 17,823 245,024
*Insung Information Co., Ltd. 4,961 3,201
*Intekplus Co., Ltd. 708 13,706
#Intellian Technologies, Inc. 7,228 295,062
*Interflex Co., Ltd. 12,815 59,325
Interojo Co., Ltd. 1,545 15,009
IPARK Hyundai Development
Co. 30,940 430,777
#*IS Dongseo Co., Ltd. 9,897 125,162
ISC Co., Ltd. 8,031 730,040
i-SENS, Inc. 18,986 223,059
#*ISU Chemical Co., Ltd. 9,915 86,236

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*ISU Specialty Chemical 17,620 $ 647,603
#IsuPetasys Co., Ltd. 123,529 6,455,012
#*Itcenglobal Co., Ltd. 19,911 293,979
*ITM Semiconductor Co., Ltd. 2,581 14,609
*Jaeyoung Solutec Co., Ltd.,
Class A 16,288 61,007
*Jahwa Electronics Co., Ltd. 16,617 258,165
JAS Robotics, Inc. 4,325 12,180
#JB Financial Group Co., Ltd. 93,438 1,733,489
*Jeil Pharmaceutical Co., Ltd. 2,361 15,616
*Jeju Air Co., Ltd. 33,901 99,751
#*Jeju Semiconductor Corp. 23,667 1,080,677
*JETEMA Co., Ltd. 11,664 35,138
*Jin Air Co., Ltd. 12,407 45,252
#Jinsung T.E.C. 14,019 130,780
*JNTC Co., Ltd. 6,300 58,550
#JS Corp. 14,501 123,579
#Jusung Engineering Co., Ltd. 27,763 2,424,419
JVM Co., Ltd. 7,419 123,589
JW Holdings Corp. 5,616 14,772
JW Life Science Corp. 3,647 28,497
JW Pharmaceutical Corp. 13,795 227,385
*JW Shinyak Corp. 19,136 24,938
JYP Entertainment Corp. 24,418 739,888
K Car Co., Ltd. 9,461 48,974
#*K Ensol Co., Ltd. 6,829 38,080
#Kakao Corp. 216,566 5,681,117
#*Kakao Games Corp. 23,902 133,618
#KakaoBank Corp. 123,140 1,908,812
*Kakaopay Corp. 16,105 481,218
Kangnam Jevisco Co., Ltd. 2,524 21,598
*Kangstem Biotech Co., Ltd. 54,699 86,324
#*Kangwon Energy Co., Ltd. 8,157 41,823
KAON Group Co., Ltd. 11,807 32,298
KB Financial Group, Inc. 191,960 22,687,283
KB Financial Group, Inc.,
Sponsored ADR 70,615 8,319,859
*KBI Dongyang Steel Pipe
Co., Ltd. 29,732 22,460
#*KBI Metal Co., Ltd. 35,771 93,335
KC Tech Co., Ltd. 3,810 186,532
*KCC Glass Corp. 9,431 145,530
KCTC 28,003 74,049
*Keeps Biopharma, Inc. 3,454 13,591
*Kencoa Aerospace Co. 12,653 76,058
#KEPCO Engineering &
Construction Co., Inc. 6,633 414,068
#KEPCO Plant Service &
Engineering Co., Ltd. 18,549 584,820
Keyang Electric Machinery
Co., Ltd. 5,410 13,490
#KG Chemical Corp. 47,339 135,472
#KG DONGBUSTEEL 34,754 132,610
KG Financial Co., Ltd. 10,061 27,522
*KG Mobility Corp. 43,322 86,298
KH Vatec Co., Ltd. 19,766 134,620
#KINX, Inc. 2,858 260,000
KISWIRE, Ltd. 3,598 42,372
KIWOOM Securities Co., Ltd. 15,625 3,216,622
Shares Value
KOREA, REPUBLIC OF — (Continued)
*KMW Co., Ltd. 9,063 $ 91,030
#*KNJ Co., Ltd. 7,744 134,707
Koh Young Technology, Inc. 28,125 537,565
*Kolmar BNH Co., Ltd. 5,687 33,547
*Kolmar Korea Co., Ltd. 12,564 838,951
#Kolon Corp. 7,448 120,677
Kolon Industries, Inc. 20,799 700,983
*Kolon Life Science, Inc. 1,657 16,608
KoMiCo, Ltd. 5,980 228,177
#*Komipharm International
Co., Ltd. 33,539 171,494
*KONA I Co., Ltd. 555 15,454
#Korea Aerospace Industries,
Ltd. 48,303 4,312,949
#Korea Circuit Co., Ltd. 11,295 367,997
Korea Credit Information Co.,
Ltd. 3,533 22,774
Korea District Heating Corp. 1,637 77,045
Korea Electric Power Corp. 119,026 2,905,313
Korea Electric Power Corp.,
Sponsored ADR 129,910 1,552,424
#Korea Electric Terminal Co.,
Ltd. 6,004 260,677
#Korea Electronic Power
Industrial Development Co.,
Ltd. 8,934 64,606
Korea Fuel-Tech Corp. 27,199 103,973
Korea Gas Corp. 12,164 293,926
Korea Information Certificate
Authority, Inc. 18,982 56,985
Korea Investment Holdings
Co., Ltd. 45,432 6,580,422
#*Korea Line Corp. 201,172 262,453
Korea Movenex Co., Ltd. 22,140 54,508
Korea Petrochemical Ind Co.,
Ltd. 2,780 166,718
Korea Petroleum Industries
Co. 8,285 60,727
Korea United Pharm, Inc. 8,038 100,637
Korea Zinc Co., Ltd. 1,439 1,008,319
Korean Air Lines Co., Ltd. 211,845 3,848,485
Korean Reinsurance Co. 112,908 1,090,512
#*KOSES Co., Ltd. 7,733 106,853
#*Krafton, Inc. 24,413 4,161,015
KSP Co., Ltd. 9,494 16,481
#KSS LINE, Ltd. 27,571 193,192
KT&G Corp. 72,567 9,116,048
*Kuk-il Paper Manufacturing
Co., Ltd. 1,078 2,756
*Kukjeon Co., Ltd. 26,215 36,573
*<Kum Yang Co., Ltd. 2,626 3,419
#Kumho Petrochemical Co.,
Ltd. 10,599 850,477
#*Kumho Tire Co., Inc. 117,947 603,096
Kumkang Kind Co., Ltd. 6,458 17,802
*Kumyang Green Power Co.,
Ltd. 5,880 28,870
#Kwang Dong Pharmaceutical
Co., Ltd. 34,456 146,215

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Kyeryong Construction
Industrial Co., Ltd. 7,993 $ 102,877
Kyobo Securities Co., Ltd. 9,687 65,228
Kyung Dong Navien Co., Ltd. 6,173 274,942
#Kyungbang Co., Ltd. 11,114 64,157
Kyung-In Synthetic Corp. 34,557 68,716
#*L&C Bio Co., Ltd. 5,949 216,562
#*L&F Co., Ltd. 15,354 789,400
*L&K Biomed Co., Ltd. 12,884 27,608
Lake Materials Co., Ltd. 29,862 227,049
*LB Semicon, Inc. 38,469 86,344
#Lee Ku Industrial Co., Ltd. 23,875 65,394
LEENO Industrial, Inc. 37,716 1,695,725
#LG Chem, Ltd. 40,463 7,322,336
#*LG Display Co., Ltd. 369,704 2,388,282
#*LG Display Co., Ltd.,
Sponsored ADR 44,992 134,976
#LG Electronics, Inc. 109,905 12,496,037
#*LG Energy Solution, Ltd. 19,070 4,387,290
LG H&H Co., Ltd. 6,497 1,307,876
LG Innotek Co., Ltd. 17,234 6,213,282
LG Uplus Corp. 251,553 2,607,809
LIG Accuver Co., Ltd. 5,943 110,465
#LIG Defense&Aerospace
Co., Ltd. 39,706 19,467,275
*LigaChem Biosciences, Inc. 8,757 537,447
#*Lightron Fiber-Optic
Devices, Inc. 108,648 143,116
*LOT Vacuum Co., Ltd. 6,653 36,819
Lotte Chemical Corp. 4,668 184,991
#Lotte Chilsung Beverage Co.,
Ltd. 3,847 272,531
#Lotte Corp. 17,158 271,986
#*Lotte Energy Materials Corp. 20,449 392,285
Lotte Innovate Co., Ltd. 2,839 35,445
*Lotte Non-Life Insurance Co.,
Ltd. 51,392 68,597
#Lotte Rental Co., Ltd. 15,095 416,629
#Lotte Shopping Co., Ltd. 10,024 824,728
*Lotte Tour Development Co.,
Ltd. 11,282 91,953
Lotte Wellfood Co., Ltd. 730 52,739
#LS Corp. 17,604 3,296,814
#LS Eco Energy, Ltd. 6,245 176,745
#LS Electric Co., Ltd. 114,155 14,796,832
LS Materials, Ltd. 27,889 202,463
LS SECURITIES Co., Ltd. 12,567 55,356
#LTC Co., Ltd. 7,553 183,037
*LVMC Holdings 110,266 97,064
*LX Hausys, Ltd. 4,891 106,520
LX INTERNATIONAL Corp. 28,378 744,432
LX Semicon Co., Ltd. 10,055 241,201
#Macquarie Korea
Infrastructure Fund 263,873 1,871,190
Macrogen, Inc. 1,285 10,203
#MAKUS, Inc. 5,963 85,532
#*Manyo Co., Ltd. 7,764 84,572
Mcnex Co., Ltd. 11,110 137,540
Medytox, Inc. 2,952 149,080
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Meerecompany, Inc. 1,907 $ 12,306
MegaStudyEdu Co., Ltd. 6,580 188,996
*Meritz Financial Group, Inc. 83,826 7,290,751
META BIOMED Co., Ltd. 25,479 65,855
*MiCo, Ltd. 31,125 319,830
#Micro Contact Solution Co.,
Ltd. 6,178 89,266
#*Mirae Asset Life Insurance
Co., Ltd. 30,513 331,519
#Mirae Asset Securities Co.,
Ltd. 170,922 4,142,074
Misto Holdings Corp. 25,555 809,292
Miwon Commercial Co., Ltd. 4 346
Miwon Specialty Chemical
Co., Ltd. 4 345
MNTech Co., Ltd. 3,572 16,060
#Mobase Electronics Co., Ltd. 58,327 91,641
*Modetour Network, Inc. 10,917 64,857
*MONAYONGPYONG 1,604 2,385
#*Motrex Co., Ltd. 15,620 52,589
#mPlus Corp. 14,932 91,433
#*Myoung Shin Industrial Co.,
Ltd. 37,781 172,515
*Naintech Co., Ltd. 5,046 6,371
#Namhae Chemical Corp. 25,041 95,548
*Namu AX Corp. 23,456 55,691
Namuga Co., Ltd. 11,359 105,169
Namyang Dairy Products Co.,
Ltd. 2,064 63,048
*NanoenTek, Inc. 16,645 40,629
NAVER Corp. 82,181 11,989,653
#Neosem, Inc. 17,348 100,386
*Neovue Co., Ltd. 5,925 61,135
#*Nepes Ark Corp. 10,209 168,992
*NEPES Corp. 20,464 217,601
ΩNetmarble Corp. 14,938 401,294
#New Power Plasma Co., Ltd. 30,168 211,813
Newflex Technology Co., Ltd. 14,193 27,277
*Nexen Corp. 36 144
#Nexen Tire Corp. 23,158 100,383
*Nexon Games Co., Ltd. 14,079 89,074
*Nextbiomedical Co., Ltd. 2,268 55,121
#*Nexteel Co., Ltd. 31,733 240,385
#NEXTIN, Inc. 8,778 177,629
#NH Investment & Securities
Co., Ltd. 89,020 1,779,526
#NHN KCP Corp. 24,250 207,002
#*NIBEC Co., Ltd. 5,952 57,236
*NICE Holdings Co., Ltd. 28,091 253,384
NICE Information &
Telecommunication, Inc. 1,719 33,941
#NICE Information Service
Co., Ltd. 13,150 130,144
Nong Shim Holdings Co., Ltd. 2,331 146,495
NongShim Co., Ltd. 2,729 733,118
NOROO Paint & Coatings Co.,
Ltd. 9,813 52,241
*NOVAREX Co., Ltd. 12,754 125,241
*OCI Co., Ltd. 5,479 264,784

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#OCI Holdings Co., Ltd. 12,882 $ 1,719,467
#*Okins Electronics Co., Ltd. 18,084 135,595
#*OptoElectronics Solutions
Co., Ltd. 7,732 85,146
*Orbitech Co., Ltd. 25,729 74,262
#*Oriental Precision &
Engineering Co., Ltd. 28,857 87,237
Orion Corp. 27,488 2,541,151
*Oscotec, Inc. 12,473 262,898
*OSTEONIC Co., Ltd. 10,690 36,741
#Otoki Corp. 1,218 276,372
#Pan Ocean Co., Ltd. 230,056 882,659
#Paradise Co., Ltd. 42,115 286,537
#Park Systems Corp. 4,014 717,942
Partron Co., Ltd. 45,075 170,410
#*Pearl Abyss Corp. 33,923 789,958
Pemtron Corp. 5,649 45,408
#*Pentastone Electronics, Inc. 34,815 177,530
#People & Technology, Inc. 19,155 380,225
#*Peptron, Inc. 8,951 802,369
#PharmaResearch Co., Ltd. 5,224 1,240,320
Pharmicell Co., Ltd. 61,598 437,671
*Philenergy Co., Ltd. 7,869 49,123
#*Philoptics Co., Ltd. 10,334 173,961
PI Advanced Materials Co.,
Ltd. 16,027 200,323
#PKC Co., Ltd. 32,593 103,903
#*Polaris Office Corp. 31,376 61,511
POND GROUP Co., Ltd. 8,353 26,072
#Poongsan Corp. 24,689 1,232,978
Posco DX Co., Ltd. 24,527 331,339
#POSCO Future M Co., Ltd. 15,501 1,497,151
POSCO Holdings, Inc. 37,117 8,135,696
POSCO Holdings, Inc.,
Sponsored ADR 64,167 3,411,759
#Posco International Corp. 43,782 1,603,016
#Posco M-Tech Co., Ltd. 17,587 126,194
#POSCO Steeleon Co., Ltd. 30,650 91,905
*Power Logics Co., Ltd. 23,413 45,818
#Protec Co., Ltd. 5,170 209,237
#PSK Holdings, Inc. 4,562 312,944
#PSK, Inc. 21,976 1,997,678
Pulmuone Co., Ltd. 14,263 88,337
#Pumtech Korea Co., Ltd. 4,976 160,899
*QRT, Inc. 1,110 7,575
#*Rainbow Robotics 3,315 1,006,800
*Reyon Pharmaceutical Co.,
Ltd. 1,471 10,225
*RFHIC Corp. 4,017 120,310
*<RFsemi Technologies, Inc. 2,810 1,096
#*Robostar Co., Ltd. 5,626 242,292
Rorze Systems Corp. 7,135 30,628
S&D Co., Ltd. 1,456 49,224
#S&S Tech Corp. 12,180 348,989
#S-1 Corp. 7,010 350,082
Sajo Industries Co., Ltd. 2,229 74,185
Sajodaerim Corp. 826 17,381
*Saltlux, Inc. 3,363 29,651
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Sam Chun Dang Pharm Co.,
Ltd. 5,623 $ 590,027
Sam-A Aluminum Co., Ltd. 1,134 24,220
#Samchully Co., Ltd. 1,829 151,764
Samick THK Co., Ltd. 6,951 38,419
*Samil Pharmaceutical Co.,
Ltd. 18,044 78,469
#Samji Electronics Co., Ltd. 9,752 222,647
Samjin Pharmaceutical Co.,
Ltd. 5,902 73,397
Sammok S-Form Co., Ltd. 4,208 40,584
#SAMPYO Cement Co., Ltd. 34,521 169,736
Ω*Samsung Biologics Co., Ltd. 6,662 6,939,097
Samsung E&A Co., Ltd. 183,591 5,640,237
Samsung Electro-Mechanics
Co., Ltd. 39,144 31,354,737
Samsung Electronics Co., Ltd. 2,659,890 489,739,163
Samsung Electronics Co., Ltd.,
GDR 15,240 63,825,120
#*Samsung Episholdings Co.,
Ltd. 2,914 766,466
Samsung Fire & Marine
Insurance Co., Ltd. 24,871 11,025,091
*Samsung Heavy Industries
Co., Ltd. 454,211 6,801,855
Samsung Life Insurance Co.,
Ltd. 53,458 11,679,994
*Samsung Pharmaceutical
Co., Ltd. 71,720 62,328
*Samsung SDI Co., Ltd. 47,152 13,129,932
Samsung SDS Co., Ltd. 34,021 4,915,709
Samsung Securities Co., Ltd. 67,133 4,699,357
#SAMT Co., Ltd. 68,766 434,581
#Samwha Capacitor Co., Ltd. 8,033 403,425
#Samwha Electric Co., Ltd. 4,006 61,114
#Samyang Foods Co., Ltd. 3,244 2,657,636
Samyoung Co., Ltd. 28,151 124,001
Sang-A Frontec Co., Ltd. 8,524 77,007
Sangsin Energy Display
Precision Co., Ltd. 10,433 93,302
#Sanil Electric Co., Ltd. 6,840 687,023
Saramin Co., Ltd. 1,948 22,230
#Satrec Initiative Co., Ltd. 4,411 198,939
*SD Biosensor, Inc. 24,416 108,748
*SDN Co., Ltd. 23,057 9,833
#SeAH Besteel Holdings Corp. 11,488 268,325
SeAH Holdings Corp. 100 8,192
SeAH Steel Corp. 1,130 100,184
SeAH Steel Holdings Corp. 1,042 76,449
Sebo Manufacturing Engineer
Corp. 864 12,211
Seegene, Inc. 28,508 537,887
Segyung Hitech Co., Ltd. 26,727 55,209
#Sejin Heavy Industries Co.,
Ltd. 20,009 142,029
#*Selvas AI, Inc. 20,682 117,213
*SEMCNS Co., Ltd. 20,846 160,545
*Seobu T&D 30,007 204,579
Seohan Co., Ltd. 8,910 4,531

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Seojin System Co., Ltd. 26,892 $ 622,456
#*Seoul Semiconductor Co.,
Ltd. 42,399 253,080
Seoyon Co., Ltd. 15,200 79,748
Seoyon E-Hwa Co., Ltd. 19,783 149,722
*<Sewon E&C Co., Ltd. 9,020 146
SFA Engineering Corp. 8,873 124,472
#*SFA Nexel Co., Ltd. 52,450 244,279
#*SFA Semicon Co., Ltd. 68,023 232,357
SG Co., Ltd. 58,363 48,510
#SGC Energy Co., Ltd. 7,659 218,913
*Shin Heung Energy &
Electronics Co., Ltd. 13,237 38,624
Shinhan Financial Group Co.,
Ltd. 254,838 17,999,710
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 52,749 3,688,738
Shinil Electronics Co., Ltd. 23,789 17,787
Shinsegae International, Inc. 11,631 87,781
#Shinsegae, Inc. 5,336 1,583,172
Shinsung Delta Tech Co., Ltd. 7,273 147,939
#*Shinsung E&G Co., Ltd. 17,902 177,049
Shinsung ST Co., Ltd. 2,701 33,665
#Silicon2 Co., Ltd. 25,251 601,299
*SillaJen, Inc. 16,344 23,730
#SIMMTECH Co., Ltd. 15,698 912,790
SJG Sejong 19,850 86,183
*SK Biopharmaceuticals Co.,
Ltd. 22,681 1,256,785
#*SK Bioscience Co., Ltd. 6,162 146,303
SK Chemicals Co., Ltd. 883 24,371
SK Discovery Co., Ltd. 6,135 221,612
#*SK Eternix Co., Ltd. 7,933 252,897
SK Gas, Ltd. 1,946 305,065
#SK hynix, Inc. 356,552 429,653,038
Ω#*SK IE Technology Co., Ltd. 14,118 131,307
*SK Innovation Co., Ltd. 39,990 3,099,456
#SK Networks Co., Ltd. 80,746 414,576
#*SK oceanplant Co., Ltd. 34,039 298,919
*SK Securities Co., Ltd. 178,262 251,945
SK Telecom Co., Ltd. 46,820 2,673,177
SK Telecom Co., Ltd., ADR 51,454 1,627,490
SK, Inc. 31,029 12,122,573
#*SKC Co., Ltd. 11,301 572,303
SL Corp. 17,206 638,421
#SM Entertainment Co., Ltd. 8,558 410,582
*SMEC Co., Ltd. 55,309 150,716
*Smotronic Co., Ltd. 5,133 8,677
#SNT Energy Co., Ltd. 2,676 46,737
S-Oil Corp. 37,377 3,337,373
#Solid, Inc. 61,627 366,122
#SOLUM Co., Ltd. 37,603 357,383
Solus Advanced Materials Co.,
Ltd. 24,461 110,321
Songwon Industrial Co., Ltd. 7,321 61,826
SOOP Co., Ltd. 2,983 100,431
Soulbrain Co., Ltd. 3,455 611,901
Soulbrain Holdings Co., Ltd. 398 8,654
SP SAMHWA Co., Ltd. 14,594 59,883
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*SPG Co., Ltd. 11,016 $ 730,949
ST Pharm Co., Ltd. 9,626 597,532
*Straffic Co., Ltd. 9,369 17,842
*Studio Dragon Corp. 5,330 80,752
*STX Engine Co., Ltd. 5,111 82,632
*Suheung Co., Ltd. 4,530 67,202
*Sukgyung AT Co., Ltd. 1,992 48,134
#Sung Kwang Bend Co., Ltd. 14,861 278,833
*Sungeel Hitech Co., Ltd. 1,128 22,193
#Sungshin Cement Co., Ltd. 17,634 93,260
Sungwoo Hitech Co., Ltd. 70,419 277,092
#Sunic System, Ltd. 5,145 213,999
Sunjin Co., Ltd. 18,189 121,328
#*Suresoft Technologies, Inc. 22,367 56,714
*SY Co., Ltd. 9,653 11,564
*Synergy Innovation Co., Ltd. 9,621 10,089
#*Synopex, Inc. 103,226 250,879
Systems Technology, Inc. 9,878 152,081
T&L Co., Ltd. 4,786 186,646
Tae Kyung Industrial Co., Ltd. 3,996 12,893
#*Taesung Co., Ltd. 4,917 107,776
#*Taewoong Co., Ltd. 15,963 307,347
*Taeyoung Engineering &
Construction Co., Ltd. 9,760 11,056
#*Taihan Cable & Solution
Co., Ltd. 41,270 671,575
#*TCC Steel 16,283 94,338
#TechWing, Inc. 67,774 1,970,423
*Telechips, Inc. 11,919 70,476
TEMC Co., Ltd. 12,444 69,827
*TERA SCIENCE Co., Ltd. 31,673 3,088
#TES Co., Ltd. 11,534 1,051,708
#*TFE Co., Ltd. 4,132 84,773
#*TigerElec Co., Ltd. 3,700 157,270
*TK Corp. 16,951 259,193
TKG Huchems Co., Ltd. 13,017 135,949
#*TLB Co., Ltd. 16,680 308,867
Tokai Carbon Korea Co., Ltd. 3,258 378,199
*Tongyang Life Insurance Co.,
Ltd. 34,133 199,430
Tonymoly Co., Ltd. 2,656 9,408
Toptec Co., Ltd. 8,709 18,265
Tovis Co., Ltd. 10,828 80,124
TS Corp. 40,993 74,326
TSE Co., Ltd. 2,414 315,952
Tuksu Construction Co., Ltd. 14,342 35,058
TYM Corp. 34,497 143,969
#Unid Co., Ltd. 3,639 153,912
#Union Semiconductor
Equipment & Materials Co.,
Ltd. 23,916 125,644
Uniquest Corp. 8,950 30,635
*Unison Co., Ltd. 98,504 50,230
#*UniTest, Inc. 14,653 85,408
Unitrontech Co., Ltd. 17,816 66,230
Value Added Technology Co.,
Ltd. 5,083 61,857
VICTEK Co., Ltd. 14,794 29,625
*<Vidente Co., Ltd. 15,266 6,671

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Vieworks Co., Ltd. 6,437 $ 99,104
#*Vina Tech Co., Ltd. 3,768 149,325
#Vitzro Tech Co., Ltd. 14,034 74,614
Vitzrocell Co., Ltd. 23,602 455,254
VIVOZON
PHARMACEUTICAL Co., Ltd. 23,568 38,765
#*VM, Inc. 15,973 733,837
*VT Co., Ltd. 17,966 147,312
*Webcash Corp. 1,918 8,529
#Wemade Co., Ltd. 10,755 120,623
*Wemade Max Co., Ltd. 2,744 6,390
*Won Ik Corp. 2,731 10,114
#Won Tech Co., Ltd. 56,384 192,402
#WONIK IPS Co., Ltd. 22,571 1,545,156
#Wonik Materials Co., Ltd. 7,485 164,589
*WONIK PNE Co., Ltd. 30,156 37,650
#Wonik QnC Corp. 18,000 311,847
Woojin Ntec, Inc. 4,754 45,183
Woojin, Inc. 14,093 130,383
Woori Financial Group, Inc. 563,839 13,288,203
Woori Financial Group, Inc.,
ADR 39,838 2,746,033
#*Woori Technology, Inc. 98,941 626,666
*Wooriro Co., Ltd. 28,576 77,769
#Worldex Industry & Trading
Co., Ltd. 16,622 342,187
#*Xperix, Inc. 31,850 59,648
Y G-1 Co., Ltd. 20,998 249,054
#*Y2 Solution Co., Ltd. 16,828 35,705
#*YC Corp. 25,774 156,195
*Ycchem Co., Ltd. 7,594 48,471
#*Yest Co., Ltd. 13,132 198,035
YG Entertainment, Inc. 7,811 209,013
*YMT Co., Ltd. 8,223 42,681
#Youlchon Chemical Co., Ltd. 7,492 71,257
#Youngone Holdings Co., Ltd. 3,656 492,356
Yuanta Securities Korea Co.,
Ltd. 53,049 162,976
Yuhan Corp. 26,937 1,388,700
Yunsung F&C Co., Ltd. 2,682 27,559
Zeus Co., Ltd. 23,246 137,777
Zinus, Inc. 9,249 56,310
TOTAL KOREA, REPUBLIC
OF 1,712,695,187
KUWAIT — (0.6%)
A'ayan Leasing & Investment
Co. KSCP 720,224 665,753
A'ayan Real Estate Co. S.A.K 171,226 106,809
*Acico Industries Co. KSC 239,514 442,025
Al Ahli Bank of Kuwait KSCP 1,019,126 882,759
*Al Arabiya Real Estate Co.
KSC 71,128 40,461
*Al Argan International Real
Estate Co. KSCP 260,235 96,726
*<Al-Eid Food KSC 86,793 11,501
Ali Alghanim Sons Automotive
Co. KSCC 133,429 386,401
*<Arabi Group Holding KSC 154,926 36,052
Shares Value
KUWAIT — (Continued)
Beyout Holding Co. KPSC 133,790 $ 149,184
Boubyan Bank KSCP 740,359 1,541,019
Boursa Kuwait Securities Co.
KPSC 61,619 558,634
Burgan Bank SAK 723,372 439,541
Combined Group Contracting
Co. SAK 90,192 273,433
Commercial Real Estate Co.
KSC 1,042,641 650,387
Gulf Bank KSCP 1,982,536 2,255,503
Gulf Cables & Electrical
Industries Group Co. KSCP 64,978 350,511
Heavy Engineering & Ship
Building Co. KSCP 151,772 330,622
Humansoft Holding Co. KSC 59,488 461,253
*IFA Hotels & Resorts-KPSC 49,001 92,966
Integrated Holding Co. KCSC 194,975 264,672
*<Kuwait & Gulf Link Transport
Co. Ksc 48,686 4,249
Kuwait Finance House KSCP 7,307,146 18,539,462
Kuwait International Bank
KSCP 790,919 651,856
*Kuwait Real Estate Co. KSC 907,086 970,412
Kuwait Telecommunications
Co. 210,151 425,872
Mabanee Co. KPSC 561,198 1,683,231
*Manazel Holding Co. KSC 127,125 20,051
Mezzan Holding Co. KSCC 87,165 307,360
Mobile Telecommunications
Co. KSCP 1,925,314 3,714,972
National Bank of Kuwait SAKP 5,416,996 15,021,922
Oula Fuel Marketing Co. 47,508 49,135
*Rasiyat Holding Co. 122,439 256,829
Salhia Real Estate Co. KSCP 294,910 365,063
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 107,815 50,527
Tijara & Real Estate
Investment Co. KSCP 10,436 6,139
*UniCap Investment and
Finance Co. 10,074 9,508
*United Real Estate Co. SAKP 128,573 116,355
Warba Bank KSCP 2,241,758 2,021,495
TOTAL KUWAIT 54,250,650
MALAYSIA — (1.2%)
#7-Eleven Malaysia Holdings
BHD 600 291
99 Speed Mart Retail Holdings
BHD 542,500 485,880
Able Global BHD 300 114
#Aeon Co. M BHD 681,900 175,210
#AFFIN Bank BHD 424,806 229,737
Ajinomoto Malaysia BHD 5,900 27,259
Alliance Bank Malaysia BHD 730,623 851,038
#Allianz Malaysia BHD 10,100 51,903
AME Elite Consortium BHD 53,000 17,768
AMMB Holdings BHD 2,510,500 4,152,938
#Ancom Nylex BHD 360,059 77,536
Axiata Group BHD 1,877,600 914,333

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
MALAYSIA — (Continued)
Bank Islam Malaysia BHD 269,540 $ 140,492
Batu Kawan BHD 200 1,028
#*Berjaya Corp. BHD 2,155,896 131,891
Bermaz Auto BHD 447,768 106,833
#British American Tobacco
Malaysia BHD 39,000 45,618
Bursa Malaysia BHD 484,500 1,019,626
#*Cape Ems BHD 350,700 22,742
*Capital A BHD 586,200 53,076
#Carlsberg Brewery Malaysia
BHD 89,600 349,498
CB Industrial Product Holding
BHD 300 77
CCK Consolidated Holdings
BHD 172,200 47,195
CELCOMDIGI BHD 990,400 722,230
*Chin Hin Group BHD 43,500 22,354
CIMB Group Holdings BHD 5,739,536 11,081,595
#Crescendo Corp. BHD 54,000 16,518
#*Cypark Resources BHD 388,100 60,307
#*D&O Green Technologies
BHD 603,600 47,266
#Dayang Enterprise Holdings
BHD 955,900 374,266
Dialog Group BHD 1,839,100 891,085
DRB-Hicom BHD 748,700 179,549
Duopharma Biotech BHD 541 162
Dutch Lady Milk Industries
BHD 5,700 44,774
Eastern & Oriental BHD 654,900 120,195
Eco World Development
Group BHD 985,800 496,941
EG Industries BHD 467,200 210,363
*Ekovest BHD 1,553,300 76,021
#*Elridge Energy Holdings
BHD 262,200 52,613
Far East Holdings BHD 200 195
#Farm Fresh BHD 999,700 547,982
#Fraser & Neave Holdings
BHD 89,400 610,366
Frontken Corp. BHD 1,230,100 1,568,291
Gamuda BHD 2,804,056 2,929,969
#Gas Malaysia BHD 260,200 332,374
Genting BHD 1,364,700 707,981
#Genting Malaysia BHD 1,902,600 814,768
*Greatech Technology BHD 272,800 158,880
Guan Chong BHD 1,075,366 315,781
HAP Seng Consolidated BHD 258,700 175,358
Hap Seng Plantations Holdings
BHD 56,400 34,090
#Hartalega Holdings BHD 1,168,900 291,760
Heineken Malaysia BHD 109,000 511,592
#Hengyuan Refining Co. BHD 326,500 119,846
#Hextar Global BHD 376,074 70,862
Hiap Teck Venture BHD 866,200 55,111
Hibiscus Petroleum BHD 513,820 243,928
Hong Leong Bank BHD 141,700 764,240
Hong Leong Financial Group
BHD 32,000 145,024
Shares Value
MALAYSIA — (Continued)
#Hong Leong Industries BHD 8,700 $ 37,725
Hup Seng Industries BHD 202,200 46,759
IGB BHD 909 520
IHH Healthcare BHD 816,300 1,667,957
IJM Corp. BHD 1,565,600 919,476
#Inari Amertron BHD 1,465,100 795,919
IOI Corp. BHD 811,500 879,712
IOI Properties Group BHD 1,037,000 961,759
#ITMAX SYSTEM BHD 207,300 240,958
*JAKS Resources BHD 641,500 14,128
Jaya Tiasa Holdings BHD 754,300 206,734
#Kelington Group BHD 493,200 1,002,934
#Kenanga Investment Bank
BHD 136,800 23,433
#Kerjaya Prospek Group BHD 437,000 271,621
#Kim Loong Resources BHD 500 343
#*Kinergy Advancement BHD 1,091,800 109,541
*<KNM Group BHD 8,500 2
#Kossan Rubber Industries
BHD 1,231,300 316,375
#KPJ Healthcare BHD 1,654,200 1,254,868
Kretam Holdings BHD 900 143
KSL Holdings BHD 261,279 185,418
Kuala Lumpur Kepong BHD 378,366 1,946,226
#Lagenda Properties BHD 47,100 16,136
Land & General BHD 865,200 34,934
#LBS Bina Group BHD 458,100 47,643
#Leong Hup International BHD 1,188,100 223,868
#Lianson Fleet Group BHD 155,200 61,146
LPI Capital BHD 300 1,101
Mah Sing Group BHD 1,395,100 355,048
#Malakoff Corp. BHD 923,500 181,920
#Malayan Banking BHD 3,642,866 9,716,686
#Malayan Cement BHD 113,100 179,897
Malayan Flour Mills BHD 18,200 2,850
Malaysia Smelting Corp. BHD 402,500 195,020
#Malaysian Pacific Industries
BHD 82,500 928,668
#Malaysian Resources Corp.
BHD 2,150,245 163,117
#Matrix Concepts Holdings
BHD 990,825 293,380
Maxis BHD 1,580,300 1,430,836
MBSB BHD 1,763,100 273,968
Mega First Corp. BHD 252,900 185,041
Mi Technovation BHD 215,600 294,396
#MISC BHD 172,500 337,275
MNRB Holdings BHD 88,100 58,209
Ω#MR. D.I.Y. Group M BHD 3,467,300 1,340,593
Muhibbah Engineering M BHD 66,600 8,393
Nestle Malaysia BHD 45,000 1,113,300
#NEXG BHD 356,600 23,997
#Padini Holdings BHD 54,450 19,454
#Pantech Group Holdings BHD 65,700 10,370
#Paramount Corp. BHD 500 124
Pecca Group BHD 188,400 61,317
Perak Transit BHD 729,550 30,350
#Petronas Chemicals Group
BHD 841,300 984,073

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
MALAYSIA — (Continued)
Petronas Dagangan BHD 213,000 $ 1,017,438
#Petronas Gas BHD 97,200 417,200
#Pharmaniaga BHD 606,860 175,234
PPB Group BHD 246,100 565,491
#Press Metal Aluminium
Holdings BHD 2,349,600 4,576,732
Public Bank BHD 7,920,000 10,019,919
#QL Resources BHD 1,415,200 1,385,244
#*Ranhill Utilities BHD 444,734 220,925
RGB International BHD 800,500 42,116
RHB Bank BHD 1,831,434 3,831,827
Sam Engineering & Equipment
M BHD 28,800 32,067
#Sarawak Oil Palms BHD 64,849 81,091
Scientex BHD 306,000 277,059
SD Guthrie BHD 1,323,142 2,127,259
Sime Darby BHD 2,664,100 1,408,162
#Sime Darby Property BHD 2,332,900 770,688
#SKP Resources BHD 1,408,100 110,264
#Southern Cable Group BHD 344,700 193,164
#SP Setia BHD Group 2,174,600 494,892
Sports Toto BHD 32,256 10,656
Sunway BHD 1,427,400 1,844,285
Sunway Construction Group
BHD 542,300 1,051,026
*Sunway Healthcare Holdings
BHD 167,940 79,316
#Syarikat Takaful Malaysia
Keluarga BHD 330,160 258,537
Ta Ann Holdings BHD 159,900 223,034
*Tanco Holdings BHD 803,600 51,128
#Telekom Malaysia BHD 1,068,514 2,026,424
Tenaga Nasional BHD 1,467,000 5,241,209
TIME dotCom BHD 746,600 1,096,195
#Top Glove Corp. BHD 4,334,200 705,308
*Tropicana Corp. BHD 211,100 62,506
#TSH Resources BHD 418,600 119,849
#Uchi Technologies BHD 46,400 31,792
#UEM Sunrise BHD 1,233,500 178,090
#Unisem M BHD 260,700 290,907
United Malacca BHD 200 288
United Plantations BHD 170,200 1,404,416
UOA Development BHD 400 166
*UWC BHD 110,800 172,172
Velesto Energy BHD, Class B 4,300,900 263,116
ViTrox Corp. BHD 104,400 222,263
VS Industry BHD 1,943,702 109,397
#Wasco BHD 271,900 46,908
#*WCT Holdings BHD 1,234,410 119,318
Wellcall Holdings BHD 700 195
Westports Holdings BHD 812,800 1,418,149
#Yinson Holdings BHD 707,819 337,758
YTL Corp. BHD 3,949,200 1,874,819
#YTL Power International BHD 3,094,219 3,165,015
#Zetrix Ai BHD 6,353,113 1,158,221
TOTAL MALAYSIA 114,461,616
MEXICO — (1.6%)
*Alpek SAB de CV, Class A 610,377 453,111
Shares Value
MEXICO — (Continued)
Alsea SAB de CV 528,488 $ 1,282,963
America Movil SAB de CV,
ADR 454,816 11,529,585
America Movil SAB de CV,
Class B 2,533,828 3,223,072
Arca Continental SAB de CV 342,765 3,920,667
ΩBanco del Bajio SA 829,690 2,759,672
#Becle SAB de CV 25,121 22,529
Bolsa Mexicana de Valores
SAB de CV 459,070 1,018,397
Cemex SAB de CV,
Preference 3,721,289 4,398,955
Cemex SAB de CV,
Sponsored ADR 740,417 8,751,729
*Cia Minera Autlan SAB de
CV, Class B 500 213
Coca-Cola Femsa SAB de CV 160,125 1,728,203
Coca-Cola Femsa SAB de CV,
Sponsored ADR 20,588 2,229,063
Consorcio ARA SAB de CV 25,100 7,204
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 168,336 131,561
Corp Inmobiliaria Vesta SAB
de CV 766,692 2,653,533
Corp Inmobiliaria Vesta SAB
de CV, ADR 4,090 141,064
El Puerto de Liverpool SAB de
CV, Class C1 74,898 449,162
Fomento Economico Mexicano
SAB de CV 292,370 3,731,633
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 43,984 5,629,512
#GCC SAB de CV 170,327 1,959,059
Genomma Lab Internacional
SAB de CV, Class B 643,567 544,516
Gentera SAB de CV 1,326,030 3,068,523
#Gruma SAB de CV, Class B 132,288 1,968,873
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 195,963 2,612,742
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 3,964 423,752
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 23,160 502,607
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 27,843 6,051,676
#Grupo Aeroportuario del
Sureste SAB de CV, Class B 18,696 516,827
#Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 9,853 2,715,684
Grupo Bimbo SAB de CV,
Class A 1,004,087 3,585,694
#Grupo Carso SAB de CV,
Class A1 309,703 2,646,427
#Grupo Comercial Chedraui
SA de CV 229,251 1,195,117

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
MEXICO — (Continued)
Grupo Financiero Banorte SAB
de CV, Class O 1,713,168 $ 19,805,148
Grupo Financiero Inbursa SAB
de CV, Class O 1,054,536 2,704,048
Grupo Herdez SAB de CV 17,731 53,815
*Grupo Hotelero Santa Fe
SAB de CV 600 174
Grupo Mexico SAB de CV,
Class B 1,582,222 18,942,454
*Grupo Nutrisa SAB de CV 17,731 3,423
#*Grupo Rotoplas SAB de CV 28,236 22,621
*Grupo Simec SAB de CV,
Class B 100 1,006
*Grupo Televisa SAB 854,464 483,118
Industrias Penoles SAB de CV 142,899 6,566,614
Kimberly-Clark de Mexico SAB
de CV, Class A 1,205,565 2,793,233
La Comer SAB de CV 274,367 539,708
Medica Sur SAB de CV, Class
B 100 334
Megacable Holdings SAB de
CV 380,206 1,293,547
*Minera Frisco SAB de CV 600 473
Ω*Nemak SAB de CV 1,463,771 245,503
*Orbia Advance Corp. SAB
de CV 963,179 1,356,747
Organizacion Soriana SAB de
CV, Class B 600 1,023
*Promotora de Hoteles Norte
19 SAB De CV 21,900 7,195
Promotora y Operadora de
Infraestructura SAB de CV 279,372 4,403,671
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 80 945
#Qualitas Controladora SAB
de CV 148,163 1,351,967
Regional SAB de CV 287,039 2,352,838
*Vitro SAB de CV, Class A 100 28
Wal-Mart de Mexico SAB de
CV 2,740,461 7,936,887
TOTAL MEXICO 152,719,845
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 561 6,620
Credicorp, Ltd. 30,938 12,393,144
Intercorp Financial Services,
Inc. 1,658 96,678
TOTAL PERU 12,496,442
PHILIPPINES — (0.3%)
Aboitiz Equity Ventures, Inc. 296,300 171,817
Aboitiz Power Corp. 422,200 295,168
ACEN Corp. 1,700,540 80,833
Alliance Global Group, Inc. 255,200 35,850
Apex Mining Co., Inc. 1,674,700 389,541
Asia United Bank Corp. 600 474
*Atlas Consolidated Mining &
Development Corp. 20,700 4,531
Shares Value
PHILIPPINES — (Continued)
Ayala Corp. 166,050 $ 1,387,366
Ayala Land, Inc. 4,236,400 1,169,473
Bank of the Philippine Islands 791,894 1,325,860
BDO Unibank, Inc. 1,776,322 3,612,416
*Bloomberry Resorts Corp. 607,700 21,143
Cebu Landmasters, Inc. 49,952 1,795
Century Pacific Food, Inc. 405,700 207,754
China Banking Corp. 46,720 40,485
Converge Information and
Communications Technology
Solutions, Inc. 1,466,200 258,178
D&L Industries, Inc. 795,700 44,841
DigiPlus Interactive Corp. 1,071,400 171,508
DMCI Holdings, Inc. 951,700 113,638
*DoubleDragon Corp. 67,100 13,087
East West Banking Corp. 4,900 944
Emperador, Inc. 112,500 28,924
First Philippine Holdings Corp. 1,010 1,533
Global Ferronickel Holdings,
Inc. 3,000 95
Globe Telecom, Inc. 12,331 364,572
GT Capital Holdings, Inc. 64,530 511,223
International Container
Terminal Services, Inc. 726,600 11,429,530
JG Summit Holdings, Inc. 975,410 354,506
Jollibee Foods Corp. 284,950 692,593
LT Group, Inc. 700,500 167,516
*MacroAsia Corp. 107,700 6,509
Manila Electric Co. 56,390 442,130
Manila Water Co., Inc. 494,800 286,923
Megaworld Corp. 5,073,000 183,960
Metropolitan Bank & Trust Co. 1,437,690 1,542,898
Nickel Asia Corp. 1,321,300 83,310
OceanaGold Philippines, Inc. 37,400 20,435
Petron Corp. 5,000 197
Philex Mining Corp. 1,062,100 157,008
Philippine National Bank 52,180 53,101
Philippine Stock Exchange,
Inc. (The) 40 134
*Philweb Corp. 120,000 25,639
*<Phoenix Petroleum
Philippines, Inc. 300 4
PLDT, Inc. 36,105 717,146
#PLDT, Inc., Sponsored ADR 3,662 72,105
*<PNB Holdings Corp. 78 2
Puregold Price Club, Inc. 661,600 443,084
Rizal Commercial Banking
Corp. 1,000 374
Robinsons Land Corp. 1,040,000 290,153
San Miguel Corp. 173,420 189,793
Security Bank Corp. 228,290 251,708
Semirara Mining & Power
Corp., Class A 578,200 193,142
SM Investments Corp. 92,485 898,111
SM Prime Holdings, Inc. 3,380,400 1,010,476
Synergy Grid & Development
Phils, Inc. 729,000 339,374
Universal Robina Corp. 456,920 441,097

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
PHILIPPINES — (Continued)
Vistamalls, Inc. 1,000 $ 17
TOTAL PHILIPPINES 30,546,024
POLAND — (1.2%)
AB SA 48 1,718
Agora SA 40 93
Alior Bank SA 110,510 4,062,130
Ω*Allegro.eu SA 598,258 7,189,356
Apator SA 66 466
ASBISc Enterprises PLC 29,612 855,911
Asseco Poland SA 34,146 1,822,050
Asseco South Eastern Europe
SA 1,016 19,867
Auto Partner SA 53,663 412,859
Bank Handlowy w Warszawie
SA 9,287 301,677
*Bank Millennium SA 295,005 1,628,146
*Bank Ochrony Srodowiska SA 92 253
Bank Polska Kasa Opieki SA 117,189 7,685,500
*Benefit Systems SA 1,471 2,121,975
Budimex SA 11,168 2,152,213
#*Bumech SA 7,206 31,474
*CD Projekt SA 28,775 1,920,947
*Celon Pharma SA 1,579 8,668
*Cognor Holding SA 46,003 78,958
#*Creepy Jar SA 130 17,781
Cyber Folks SA 2,931 150,488
#*Cyfrowy Polsat SA 187,182 853,555
#*Datawalk SA 910 33,499
*Develia SA 904 2,545
Ω*Dino Polska SA 311,032 2,657,988
Dom Development SA 1,154 79,227
Echo Investment SA 274 360
Enea SA 277,023 1,451,200
Erste Bank Polska SA 21,788 4,277,977
#*Eurocash SA 51,506 67,035
#*Grupa Azoty SA 56,011 294,314
Grupa Kety SA 9,432 3,149,543
#ING Bank Slaski SA 7,783 921,053
Inter Cars SA 572 142,870
*Jastrzebska Spolka Weglowa
SA 3,300 22,127
KGHM Polska Miedz SA 92,759 7,630,799
#LPP SA 721 4,183,395
*Lubelski Wegiel Bogdanka SA 11,215 63,214
*mBank SA 13,284 4,795,995
#Mirbud SA 52,568 169,357
Mo-BRUK SA 872 88,518
#*Modivo SA 21,904 543,007
Neuca SA 136 27,975
#NEWAG SA 473 11,233
Orange Polska SA 468,939 1,910,381
ORLEN SA 417,870 16,525,478
Pepco Group NV 168,019 2,063,769
*PGE Polska Grupa
Energetyczna SA 861,246 2,326,013
*PKP Cargo SA 8,945 24,493
#*Polimex-Mostostal SA 105,396 181,460
Shares Value
POLAND — (Continued)
*Polski Holding Nieruchomosci
SA, Class A 20 $ 50
Powszechna Kasa
Oszczednosci Bank Polski SA 493,761 14,762,443
Powszechny Zaklad
Ubezpieczen SA 369,783 7,021,471
#Rainbow Tours SA 11,464 442,525
*Syn2bio SA 5,068 92,333
Synektik SA 5,068 490,093
Tauron Polska Energia SA 1,261,878 3,037,892
TEN Square Games SA 2,970 84,893
#Text SA 10,937 150,174
*VRG SA 394 587
Warsaw Stock Exchange 22,666 606,098
ΩXTB SA 72,988 2,899,710
Zabka Group SA 193,088 1,640,273
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 12 219
TOTAL POLAND 116,189,671
QATAR — (0.5%)
Aamal Co. 791,964 152,912
Al Khaleej Takaful Group QSC 121,484 96,093
Al Meera Consumer Goods
Co. QSC 14,746 54,310
Al Rayan Bank 4,301,343 2,350,913
*Baladna 913,940 308,245
Barwa Real Estate Co. 1,645,752 1,052,721
Commercial Bank PSQC (The) 2,334,299 2,641,393
Doha Bank QPSC 2,148,134 1,709,775
Doha Insurance Co. QSC 21,259 17,067
Dukhan Bank 258,210 230,481
*Estithmar Holding QPSC 929,205 1,076,969
Gulf International Services
QSC 1,424,199 711,904
Gulf Warehousing Co. 236,911 152,258
Industries Qatar QSC 552,788 1,600,216
Lesha Bank LLC 821,923 631,849
Mannai Corp. QSC 123,780 165,901
*Mazaya Real Estate
Development QPSC 1,058,866 159,950
Medicare Group 252,386 381,248
Meeza QSTP LLC 53,966 47,266
Mesaieed Petrochemical
Holding Co. 3,869,252 1,162,582
Nebras Energy 211,778 859,675
Ooredoo QPSC 605,180 2,077,657
Qatar Aluminum Manufacturing
Co. 2,769,777 1,080,221
Qatar Fuel QSC 330,060 1,260,048
Qatar Gas Transport Co., Ltd. 2,300,255 2,609,188
Qatar Industrial Manufacturing
Co. QSC 34,193 20,463
Qatar Insurance Co. SAQ 391,775 207,024
Qatar International Islamic
Bank QSC 334,184 993,098
Qatar Islamic Bank QPSC 694,735 4,132,920
Qatar Islamic Insurance Group 10,513 23,073
Qatar National Bank QPSC 3,156,613 14,365,580

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
QATAR — (Continued)
Qatar National Cement Co.
QSC 29,203 $ 21,816
Salam International
Investment, Ltd. QSC 839,599 169,719
United Development Co. QSC 1,830,024 401,087
Vodafone Qatar PQSC 519,749 368,435
*Widam Food Co. 135,200 54,399
TOTAL QATAR 43,348,456
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 48,253 –
*<Lenta International Co.
PJSC, Class A, GDR 130 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 3,750 –
*<PhosAgro PJSC, GDR 28 –
*<Polyus PJSC, Class G, GDR 782 –
*<RusHydro PJSC, ADR 2,375 –
*<Sberbank of Russia PJSC,
ADR 98,183 –
*<Severstal PAO, GDR 7,488 –
*<VTB Bank PJSC, GDR 59,710 –
TOTAL RUSSIAN
FEDERATION –
SAUDI ARABIA — (2.4%)
Abdullah Al Othaim Markets
Co. 249,587 341,600
*ACWA Power Co. 104,292 5,209,740
Ades Holding Co. 159,176 705,283
*Advanced Building Industries
Co. 30,388 217,826
*Advanced Petrochemical Co. 52,172 305,627
Al Babtain Power &
Telecommunication Co. 46,567 655,943
Al Hammadi Holding 41,889 289,336
*Al Hassan Ghazi Ibrahim
Shaker Co. 33,983 117,273
Al Jouf Agricultural
Development Co. 13,809 152,302
*Al Jouf Cement Co. 43,600 55,958
*Al Khaleej Training and
Education Co. 23,836 83,780
Al Majed for Oud Co. 1,725 54,660
Al Masane Al Kobra Mining
Co. 29,682 580,125
Al Rajhi Bank 1,786,286 29,751,615
Al Taiseer Group TALCO
Industrial Co. 2,816 24,475
*Al Yamamah Steel Industries
Co. 24,768 230,302
Alamar Foods 8,878 87,326
Alandalus Property Co. 16,970 68,458
Alaseel Co. 144,535 136,626
Al-Dawaa Medical Services
Co. 28,140 304,216
Aldrees Petroleum and
Transport Services Co. 68,165 2,085,517
Alinma Bank 1,232,466 7,666,198
Shares Value
SAUDI ARABIA — (Continued)
AlJazira Takaful Ta'awuni Co. 21,880 $ 70,263
AlKhorayef Water & Power
Technologies Co. 16,403 436,773
*Allianz Saudi Fransi
Cooperative Insurance Co. 2,288 7,500
Almarai Co. JSC 343,500 4,244,015
Almawarid Manpower Co. 7,750 218,127
Almunajem Foods Co. 1,012 16,168
Alujain Corp. 28,839 204,265
Arab National Bank 753,526 4,354,018
Arabian Cement Co. 38,198 225,089
ΩArabian Centres Co. 165,417 685,806
*Arabian Contracting Services
Co. 1,428 30,477
*Arabian Drilling Co. 23,467 504,270
Arabian Internet &
Communications Services Co. 18,324 1,048,550
Arabian Pipes Co. 88,522 145,906
*Arabian Shield Cooperative
Insurance Co. 19,229 56,578
Arriyadh Development Co. 75,460 325,108
*ARTEX Industrial Investment
Co. 5,051 16,543
Astra Industrial Group Co. 27,312 882,886
Ataa Educational Co. 6,733 80,534
*BAAN Holding Group Co. 191,398 101,929
Bank AlBilad 622,644 4,076,905
Bank Al-Jazira 552,166 1,786,398
Banque Saudi Fransi 964,159 5,073,035
*Basic Chemical Industries,
Ltd. 7,435 44,723
*Batic Investments and
Logistic Co. 122,212 65,084
*Bawan Co. 34,791 315,903
BinDawood Holding Co. 142,481 175,659
Bupa Arabia for Cooperative
Insurance Co. 44,352 1,854,151
Catrion Catering Holding Co. 29,753 552,595
*Chubb Arabia Cooperative
Insurance Co. 15,128 66,425
City Cement Co. 63,948 171,811
Co. for Cooperative Insurance
(The) 65,545 2,139,746
Dallah Healthcare Co. 12,228 342,534
*Dar Al Arkan Real Estate
Development Co. 474,575 2,323,907
Dr Soliman Abdel Kader
Fakeeh Hospital Co. 3,163 29,427
Dr. Sulaiman Al Habib Medical
Services Group Co. 63,992 4,004,292
East Pipes Integrated Co. for
Industry 14,159 693,717
Eastern Province Cement Co. 30,354 205,620
Electrical Industries Co. 466,100 1,756,175
Elm Co. 15,627 2,821,224
*Emaar Economic City 51,688 129,375
Etihad Etisalat Co. 377,836 6,252,831
Etihad GO Telecom Co. 19,116 423,499
First Milling Co. 13,759 187,215

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Fitaihi Holding Group 101,836 $ 64,266
Fourth Milling Co. 13,662 14,333
Gulf Insurance Group 17,089 144,885
*Halwani Brothers Co. 4,067 33,658
*Herfy Food Services Co. 4,298 15,668
*Jabal Omar Development Co. 325,849 1,388,253
*Jahez International Co. 55,331 166,487
Jamjoom Pharmaceuticals
Factory Co. 11,973 436,135
Jarir Marketing Co. 464,409 2,055,246
*L'Azurde Co. for Jewelry 26,834 73,811
Leejam Sports Co. JSC 16,979 360,332
*Liva Insurance Co. 10,065 37,521
*Lumi Rental Co. 18,771 140,351
Maharah Human Resources
Co. 331,410 464,177
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 50,618 195,841
*Methanol Chemicals Co. 4,529 43,296
Middle East Healthcare Co. 36,517 289,180
*Middle East Paper Co. 30,988 131,114
Middle East Pharmaceutical
Co. 8,557 131,699
Middle East Specialized
Cables Co. 21,422 176,031
Mobile Telecommunications
Co. 490,272 1,351,169
Modern Mills Co. 6,780 52,752
Mouwasat Medical Services
Co. 56,539 936,420
Nahdi Medical Co. 26,399 668,147
*Najran Cement Co. 48,587 70,898
*Nama Chemicals Co. 3,443 17,181
*National Agriculture
Development Co. (The) 136,263 509,784
National Co. for Glass
Industries (The) 13,305 128,250
National Co. for Learning &
Education 6,609 223,145
National Gas &
Industrialization Co. 8,557 145,484
*National Gypsum 4,360 16,114
*National Industrialization Co. 251,221 568,600
National Medical Care Co. 19,370 582,828
Northern Region Cement Co. 53,273 90,786
*Perfect Presentation For
Commercial Services Co. 87,457 139,959
Power & Water Utility Co. for
Jubail & Yanbu 34,566 346,074
Qassim Cement Co. (The) 33,449 384,768
*Rabigh Refining &
Petrochemical Co. 440,164 1,742,841
*Rasan Information
Technology Co. 8,344 289,279
*Red Sea International Co. 13,648 84,203
Retal Urban Development Co.,
Class A 155,249 420,005
Riyad Bank 1,650,896 8,941,346
Shares Value
SAUDI ARABIA — (Continued)
Riyadh Cables Group Co. 28,279 $ 751,496
Riyadh Cement Co. 19,849 110,305
SABIC Agri-Nutrients Co. 177,708 5,815,554
Sahara International
Petrochemical Co. 251,250 851,661
SAL Saudi Logistics Services 26,250 1,209,227
*Saudi Arabian Amiantit Co. 18,159 58,265
*Saudi Arabian Mining Co. 551,378 8,309,944
ΩSaudi Arabian Oil Co. 3,750,980 26,448,129
Saudi Aramco Base Oil Co. 39,000 1,315,750
*Saudi Automotive Services
Co. 34,729 356,029
Saudi Awwal Bank 765,869 6,901,080
Saudi Basic Industries Corp. 387,956 5,123,850
Saudi Cement Co. 7,997 60,475
Saudi Ceramic Co. 46,326 296,792
Saudi Chemical Co. Holding 359,022 775,308
Saudi Co. For Hardware CJSC 10,307 60,379
*Saudi Darb Investment Co. 14,644 8,423
Saudi Energy Co. 563,369 2,542,699
Saudi Ground Services Co. 78,284 563,236
Saudi Industrial Investment
Group 228,556 727,265
Saudi Investment Bank (The) 261,331 964,465
*Saudi Kayan Petrochemical
Co. 546,796 727,994
Saudi Manpower Solutions Co. 140,376 232,870
Saudi National Bank (The) 1,669,984 17,431,333
Saudi Paper Manufacturing
Co. 12,130 222,865
Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 54,343 452,919
*Saudi Public Transport Co. 50,485 147,604
*Saudi Real Estate Co. 105,799 449,058
*Saudi Reinsurance Co. 67,553 429,907
*Saudi Research & Media
Group 13,849 217,756
Saudi Steel Pipe Co. 20,395 255,243
Saudi Tadawul Group Holding
Co. 20,996 663,061
Saudi Telecom Co. 1,323,201 15,199,811
Saudia Dairy & Foodstuff Co. 1,796 97,177
Savola Group (The) 48,174 334,287
Scientific & Medical Equipment
House Co. 7,837 56,928
*Seera Group Holding 120,257 651,959
*Sinad Holding Co. 47,869 102,736
Southern Province Cement Co. 15,967 78,995
Sumou Real Estate Co. 15,656 105,971
Sustained Infrastructure
Holding Co. 51,348 489,484
Tabuk Cement Co. 11,919 23,517
Tamkeen Human Resources
Co. 1,463 18,777
*Tanmiah Food Co. 7,273 104,190
Theeb Rent A Car Co. 38,288 225,721
*Umm Al-Qura Cement Co. 19,199 68,197
United Electronics Co. 33,210 584,966

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
United International
Transportation Co. 240,140 $ 1,777,631
*Walaa Cooperative Insurance
Co. 41,360 104,515
*Wataniya Insurance Co. 4,052 12,084
Yamama Cement Co. 72,013 433,938
Yanbu Cement Co. 66,399 264,146
Yanbu National Petrochemical
Co. 200,231 1,636,824
*Zahrat Al Waha For Trading
Co. 84,647 61,984
TOTAL SAUDI ARABIA 229,258,339
SOUTH AFRICA — (2.9%)
Absa Group, Ltd. 810,107 11,155,139
Advtech, Ltd. 224,656 645,956
AECI, Ltd. 140,908 1,064,179
Afrimat, Ltd. 8,681 14,471
Alexander Forbes Group
Holdings, Ltd. 2,406 1,055
Altron, Ltd., Class A 6,058 10,530
Anglogold Ashanti PLC 230,047 18,247,328
Anglogold Ashanti PLC 88,238 6,672,262
Aspen Pharmacare Holdings,
Ltd. 217,306 1,957,576
Astral Foods, Ltd. 49,158 630,244
AVI, Ltd. 298,789 1,624,712
Bid Corp., Ltd. 275,901 7,547,614
Bidvest Group, Ltd. 279,914 4,195,349
#Blu Label Unlimited Group,
Ltd. 389,254 205,783
Capitec Bank Holdings, Ltd. 45,491 12,956,645
City Lodge Hotels, Ltd. 1,121 295
Clicks Group, Ltd. 164,527 2,192,268
Coronation Fund Managers,
Ltd. 280,976 720,466
DataTec, Ltd. 201,371 1,032,572
Ω#Dis-Chem Pharmacies, Ltd. 457,618 830,286
Discovery, Ltd. 433,833 6,871,605
DRDGOLD, Ltd. 427,319 874,970
DRDGOLD, Ltd., ADR 2,700 55,134
Famous Brands, Ltd. 22,818 73,495
FirstRand, Ltd. 3,040,057 18,125,086
Foschini Group, Ltd. 297,780 1,017,953
Gold Fields, Ltd. 45,044 1,463,615
Gold Fields, Ltd., Sponsored
ADR 616,938 20,001,130
Grindrod, Ltd. 622,717 1,004,549
Harmony Gold Mining Co., Ltd. 283,688 4,465,992
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 257,775 4,059,956
Hudaco Industries, Ltd. 1,566 18,191
Impala Platinum Holdings, Ltd. 733,488 7,958,298
Investec, Ltd. 192,798 1,670,867
Invicta Holdings, Ltd. 101 225
JSE, Ltd. 76,484 696,391
*KAP, Ltd. 324,226 52,499
Kumba Iron Ore, Ltd. 38,677 613,294
Lewis Group, Ltd. 132 708
Shares Value
SOUTH AFRICA — (Continued)
Life Healthcare Group
Holdings, Ltd. 1,388,654 $ 946,395
Merafe Resources, Ltd. 5,497 442
Momentum Group, Ltd. 1,262,491 3,115,181
Motus Holdings, Ltd. 228,204 1,446,883
Mpact, Ltd. 860 925
Mr. Price Group, Ltd. 206,242 2,119,210
MTN Group, Ltd. 1,548,748 19,179,632
Naspers, Ltd. 24,814 1,300,545
Nedbank Group, Ltd. 435,026 7,349,939
*NEPI Rockcastle NV 548,625 5,018,462
Netcare, Ltd. 1,615,849 1,848,079
Ninety One, Ltd. 170,374 466,512
Northam Platinum Holdings,
Ltd. 291,944 4,165,223
Oceana Group, Ltd. 4,225 18,698
Old Mutual, Ltd. 4,239,036 3,421,707
Omnia Holdings, Ltd. 220,959 1,409,091
OUTsurance Group, Ltd. 647,680 3,232,286
ΩPepkor Holdings, Ltd. 2,962,365 3,810,513
*Pick n Pay Stores, Ltd. 394,913 453,579
PPC, Ltd. 1,068,032 481,385
Premier Group, Ltd. 7,549 81,313
PSG Financial Services, Ltd. 380,454 774,642
Rainbow Chicken 504 170
Raubex Group, Ltd. 178,169 467,510
RCL Foods, Ltd. 504 247
Reunert, Ltd. 192,635 679,816
Sanlam, Ltd. 1,507,291 8,003,065
Santam, Ltd. 34,233 835,594
*Sasol, Ltd. 363,120 4,262,334
Shoprite Holdings, Ltd. 450,708 7,815,313
Sibanye Stillwater, Ltd. 2,126,541 4,609,941
Sibanye Stillwater, Ltd., ADR 154,944 1,369,705
Southern Sun, Ltd. 131,824 81,637
*SPAR Group, Ltd. (The) 14,211 42,080
Spur Corp., Ltd. 194 491
Stadio Holdings, Ltd. 60 47
Standard Bank Group, Ltd. 968,695 19,268,259
Sun International, Ltd. 244,531 785,838
*Super Group, Ltd. 294,978 337,372
Telkom SA SOC, Ltd. 394,726 1,301,901
Thungela Resources, Ltd. 135,258 827,014
Tiger Brands, Ltd. 122,335 2,038,295
Truworths International, Ltd. 327,467 1,051,377
Tsogo Sun, Ltd. 39,750 17,508
Valterra Platinum, Ltd. 176,194 13,197,690
Vodacom Group, Ltd. 513,483 4,965,052
#We Buy Cars Holdings, Ltd. 115,589 230,392
#Wilson Bayly Holmes-Ovcon,
Ltd. 45,604 433,522
Woolworths Holdings, Ltd. 609,350 1,729,613
Zeda, Ltd. 165,581 158,066
TOTAL SOUTH AFRICA 275,879,179
TAIWAN — (27.0%)
91APP, Inc. 43,000 73,576
#ABC Taiwan Electronics
Corp. 57,000 68,342

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
#Ability Enterprise Co., Ltd. 248,999 $ 492,312
#*Ability Opto-Electronics
Technology Co., Ltd. 39,067 207,913
#AcBel Polytech, Inc. 672,611 882,413
Accton Technology Corp. 383,000 25,182,555
Acer Cyber Security, Inc. 17,000 84,687
Acer E-Enabling Service
Business, Inc. 17,000 113,880
#Acer, Inc. 2,581,000 2,303,965
ACES Electronic Co., Ltd. 146,001 356,882
*Acme Electronics Corp. 68,000 59,018
*Acon Holding, Inc. 202,000 31,876
Acter Group Corp., Ltd. 89,000 2,547,263
Action Electronics Co., Ltd. 176,000 65,893
#Actron Technology Corp. 53,722 226,065
#ADATA Technology Co., Ltd. 261,845 3,228,603
Addcn Technology Co., Ltd. 9,089 40,778
#*Adimmune Corp. 250,000 128,021
Adlink Technology, Inc. 93,000 325,165
Advanced Ceramic X Corp. 17,524 119,831
#Advanced Energy Solution
Holding Co., Ltd. 10,000 283,425
Advanced International
Multitech Co., Ltd. 72,000 120,301
#*Advanced Optoelectronic
Technology, Inc. 163,000 84,478
#Advanced Power Electronics
Corp. 85,000 430,010
#Advanced Wireless
Semiconductor Co. 138,000 469,693
Advancetek Enterprise Co.,
Ltd. 109,000 96,457
Advantech Co., Ltd. 412,680 7,188,924
Aero Win Technology Corp. 16,000 17,748
Aerospace Industrial
Development Corp. 114,000 218,342
#AIC, Inc. 15,654 216,509
Air Asia Co., Ltd. 18,000 26,901
Airoha Technology Corp. 12,000 193,075
Airtac International Group 106,046 4,347,627
Alchip Technologies, Ltd. 51,000 4,828,739
*Algoltek, Inc. 14,000 20,295
*ALI Corp. 116,000 77,348
Allied Circuit Co., Ltd. 16,549 139,534
#Allied Supreme Corp. 36,000 238,931
#Allis Electric Co., Ltd. 186,153 562,163
#Alltek Technology Corp. 262,200 452,698
Alltop Technology Co., Ltd. 49,000 454,841
#*Alpha Networks, Inc. 194,000 164,773
#Altek Corp. 311,957 369,688
Amazing Microelectronic Corp. 80,887 185,205
AMPACS Corp. 20,000 18,472
Ampak Technology, Inc. 9,000 15,316
*Ampire Co., Ltd. 68,000 54,284
Ample Electronic Technology
Co., Ltd. 18,650 122,914
#AMPOC Far-East Co., Ltd. 97,372 548,337
#AmTRAN Technology Co.,
Ltd. 490,014 404,820
Shares Value
TAIWAN — (Continued)
*Amulaire Thermal
Technology, Inc. 48,000 $ 46,190
Analog Integrations Corp. 9,000 90,226
Anderson Industrial Corp. 133,000 70,988
#*Andes Technology Corp. 26,000 178,595
Anji Technology Co., Ltd. 77,239 85,439
#Anpec Electronics Corp. 44,000 360,779
Aopen, Inc. 31,000 49,686
AP Memory Technology Corp. 44,000 908,073
Apac Opto Electronics, Inc. 38,000 155,203
Apacer Technology, Inc. 74,000 510,597
#APAQ Technology Co., Ltd. 40,000 260,528
Apex Biotechnology Corp. 32,000 30,991
#*Apex International Co., Ltd. 231,738 209,374
*Apex International Financial
Engineering Research &
Technology Co., Ltd. 13,000 11,605
ARBOR Technology Corp. 16,000 24,753
Arcadyan Technology Corp. 159,000 848,649
Ardentec Corp. 374,000 2,048,269
Ares International Corp. 14,000 20,836
#Argosy Research, Inc. 70,000 306,476
ASE Technology Holding Co.,
Ltd. 1,395,000 23,955,723
#ASE Technology Holding Co.,
Ltd., ADR 637,500 22,420,875
Asia Electronic Material Co.,
Ltd. 37,000 58,158
#Asia Metal Industries, Inc. 20,000 189,362
#Asia Optical Co., Inc. 177,000 701,012
#Asia Polymer Corp. 158,000 61,354
Asia Tech Image, Inc. 45,000 93,567
Asia Vital Components Co.,
Ltd. 232,623 16,698,702
#ASIX Electronics Corp. 40,000 121,910
#ASMedia Technology, Inc. 8,000 325,505
#ASolid Technology Co., Ltd. 39,000 69,145
ASPEED Technology, Inc. 22,000 9,887,373
#ASROCK, Inc. 37,000 222,671
#Asustek Computer, Inc. 551,000 13,809,524
#*ATE Energy International
Co., Ltd. 99,678 74,792
Aten International Co., Ltd. 14,000 34,741
#Auden Techno Corp. 16,000 42,576
#AUO Corp. 5,319,200 3,982,940
#AURAS Technology Co., Ltd. 36,000 1,004,734
#Aurona Industries, Inc. 58,056 88,919
#Aurotek Corp. 61,000 163,263
#Avalue Technology, Inc. 54,000 218,045
#Avermedia Technologies 116,000 141,056
Axiomtek Co., Ltd. 72,973 266,432
#Azurewave Technologies,
Inc. 139,000 228,377
Bafang Yunji International Co.,
Ltd. 39,000 219,020
Bank of Kaohsiung Co., Ltd. 97,738 36,592
#Baotek Industrial Materials,
Ltd. 112,000 212,086
#BenQ Materials Corp. 197,000 138,368

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
#*BES Engineering Corp. 1,392,987 $ 510,749
Best Precision Industrial Co.,
Ltd. 8,000 24,530
#*Bin Chuan Enterprise Co.,
Ltd. 90,000 110,415
B'in Live Co., Ltd. 8,000 18,466
#*Biostar Microtech
International Corp. 172,000 176,156
Bioteque Corp. 30,000 105,356
#Bizlink Holding, Inc. 113,106 7,349,318
Bonny Worldwide, Ltd. 4,000 12,377
Brave C&H Supply Co., Ltd. 12,000 51,239
Bright Led Electronics Corp. 17,000 11,046
#Brightek Optoelectronic Co.,
Ltd. 36,000 34,141
Brighton-Best International
Taiwan, Inc. 92,000 105,325
#Brillian Network & Automation
Integrated System Co., Ltd. 35,863 357,864
*Brogent Technologies, Inc. 13,156 38,020
C Sun Manufacturing, Ltd. 65,390 968,134
#*Calin Technology Co., Ltd. 101,000 116,566
#Calitech Co., Ltd. 25,000 50,667
*Cameo Communications, Inc. 68,000 19,883
Capital Futures Corp. 89,369 161,211
*Capital Securities Corp. 1,314,000 1,390,476
*Career Technology MFG.
Co., Ltd. 500,925 217,767
#Castles Technology Co., Ltd. 72,952 116,474
#Caswell, Inc. 47,000 126,665
Cathay Chemical Works 18,000 25,675
Cathay Consolidated, Inc. 13,000 38,977
#Cathay Financial Holding
Co., Ltd. 7,015,895 22,033,891
Cathay Real Estate
Development Co., Ltd. 182,000 123,890
#*CCP Contact Probes Co.,
Ltd. 64,693 222,189
#*Celxpert Energy Corp. 164,000 140,308
Cenra, Inc. 34,000 34,506
#Central Reinsurance Co., Ltd. 324,000 345,865
#Century Iron & Steel
Industrial Co., Ltd. 126,000 407,407
#Chaintech Technology Corp. 81,000 117,669
#Champion Microelectronic
Corp. 40,000 62,502
Chang Hwa Commercial Bank,
Ltd. 5,489,751 4,280,508
#Chang Wah Technology Co.,
Ltd. 246,000 494,755
*Changs Ascending Enterprise
Co., Ltd. 10,000 9,762
Channel Well Technology Co.,
Ltd. 174,000 283,189
#Chant Sincere Co., Ltd. 52,000 87,688
Charoen Pokphand Enterprise 130,000 418,330
#CHC Healthcare Group 142,000 114,456
#Chen Full International Co.,
Ltd. 90,000 190,755
Shares Value
TAIWAN — (Continued)
Chenbro Micom Co., Ltd. 43,000 $ 1,390,359
#*Cheng Fwa Industrial Co.,
Ltd. 87,000 63,933
Cheng Loong Corp. 600,000 388,935
#*Cheng Mei Materials
Technology Corp. 387,612 230,272
Cheng Shin Rubber Industry
Co., Ltd. 1,324,000 1,247,433
#Cheng Uei Precision Industry
Co., Ltd. 282,000 293,177
#Chenming Electronic
Technology Corp. 157,000 373,567
#Chicony Electronics Co., Ltd. 490,000 1,607,104
#Chicony Power Technology
Co., Ltd. 134,000 317,182
Chief Telecom, Inc. 7,000 71,583
*Chime Ball Technology Co.,
Ltd. 39,000 60,336
China Airlines, Ltd. 2,747,000 1,903,920
China Bills Finance Corp. 241,000 124,903
#China General Plastics Corp. 333,100 114,404
#China Glaze Co., Ltd. 118,000 117,566
*China Man-Made Fiber Corp. 1,003,000 270,930
#China Metal Products 187,000 123,533
#China Motor Corp. 197,000 323,670
China Steel Chemical Corp. 73,000 183,635
#China Steel Corp. 7,190,000 4,215,802
China Steel Structure Co., Ltd. 7,000 8,859
China Wire & Cable Co., Ltd. 96,000 86,141
Chinese Maritime Transport,
Ltd. 61,000 96,448
Chin-Poon Industrial Co., Ltd. 393,000 445,665
#Chipbond Technology Corp. 494,000 1,987,066
ChipMOS Technologies, Inc. 502,000 1,127,671
ChipMOS Technologies, Inc.,
ADR 1,958 92,809
Chlitina Holding, Ltd. 34,452 102,442
#Chong Hong Development
Co., Ltd. 75,426 181,103
Chroma ATE, Inc. 247,000 16,049,383
Chun Yuan Steel Industry Co.,
Ltd. 398,000 260,457
#*Chung Hung Steel Corp. 774,000 397,549
#*Chung Hwa Pulp Corp. 365,000 142,865
#Chung Tai Resource
Technology Corp. 42,000 100,195
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 451,000 2,142,037
*Chunghwa Chemical
Synthesis & Biotech Co., Ltd. 13,000 13,113
Chunghwa Precision Test
Tech Co., Ltd. 9,000 694,793
Chunghwa Telecom Co., Ltd. 1,564,000 6,750,766
#Chunghwa Telecom Co., Ltd.,
Sponsored ADR 118,638 5,055,165
#Cleanaway Co., Ltd. 875,000 670,078
C-Media Electronics, Inc. 70,000 71,042
Collins Co., Ltd. 52,000 20,916

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Compal Electronics, Inc. 3,664,000 $ 4,081,314
Compeq Manufacturing Co.,
Ltd. 926,414 4,844,332
Complex Micro Interconnection
Co., Ltd. 21,000 20,305
#Concord International
Securities Co., Ltd. 272,328 257,001
#Concord Securities Co., Ltd. 678,774 432,648
#Continental Holdings Corp. 314,000 200,142
Contrel Technology Co., Ltd. 53,000 150,707
Coremax Corp. 92,487 217,489
#Coretronic Corp. 220,000 501,686
Co-Tech Development Corp. 187,000 1,724,249
*Coxon Precise Industrial Co.,
Ltd. 43,000 18,760
#Crowell Development Corp. 150,018 90,050
CTBC Financial Holding Co.,
Ltd. 12,475,000 25,051,131
CTCI Advanced Systems, Inc. 6,000 28,961
CTCI Corp. 739,372 806,425
CviLux Corp. 61,200 138,424
*CX Technology Co., Ltd. 10,000 9,484
#Cyberlink Corp. 56,000 111,241
CyberPower Systems, Inc. 44,150 295,071
#*CyberTAN Technology, Inc. 236,000 140,933
Cystech Electronics Corp. 21,180 77,986
#DA CIN Construction Co.,
Ltd. 184,200 502,690
Dah San Electric Wire & Cable
Co., Ltd. 52,168 67,794
Da-Li Development Co., Ltd. 237,894 348,166
Darfon Electronics Corp. 172,000 162,852
Darwin Precisions Corp. 283,500 110,965
#Davicom Semiconductor, Inc. 74,000 79,795
#Daxin Materials Corp. 42,000 404,808
Delpha Construction Co., Ltd. 21,000 12,930
Delta Electronics, Inc. 1,164,000 59,066,184
#Depo Auto Parts Ind Co., Ltd. 64,000 265,355
DFI, Inc. 39,000 64,801
Dimerco Data System Corp. 29,000 83,719
Dimerco Express Corp. 88,488 214,930
#*D-Link Corp. 539,080 354,449
#DONPON PRECISION, Inc. 86,100 137,199
Dr Wu Skincare Co., Ltd. 8,000 22,427
Drewloong Precision, Inc. 18,183 80,735
*Dyaco International, Inc. 12,408 7,717
#Dynamic Holding Co., Ltd. 489,173 1,512,064
Dynapack International
Technology Corp. 107,000 966,738
#E Ink Holdings, Inc. 697,000 4,076,023
E.Sun Financial Holding Co.,
Ltd. 11,647,458 13,929,090
#Eastech Holding, Ltd. 50,000 112,163
Eastern Media International
Corp. 172,834 97,062
*Easywell Biomedical, Inc. 29,694 30,044
Eclat Textile Co., Ltd. 78,000 835,051
eCloudvalley Digital
Technology Co., Ltd. 14,000 24,561
Shares Value
TAIWAN — (Continued)
ECOVE Environment Corp. 11,000 $ 92,067
Edimax Technology Co., Ltd. 150,000 64,049
*Edison Opto Corp. 69,000 42,379
#Edom Technology Co., Ltd. 187,000 267,606
#eGalax_eMPIA Technology,
Inc. 48,000 86,587
#*Egis Technology, Inc. 71,000 205,845
*EirGenix, Inc. 70,000 97,141
#Elan Microelectronics Corp. 243,000 1,135,338
E-Lead Electronic Co., Ltd. 82,227 116,399
#Elite Advanced Laser Corp. 102,000 1,174,046
Elite Material Co., Ltd. 159,000 23,344,008
#Elite Semiconductor
Microelectronics Technology,
Inc. 265,000 1,475,912
#*Elitegroup Computer
Systems Co., Ltd. 318,000 181,045
eMemory Technology, Inc. 45,000 3,446,115
Emerging Display
Technologies Corp. 62,000 39,902
Ennoconn Corp. 69,000 864,662
#*Ennostar, Inc. 419,000 622,945
EnTie Commercial Bank Co.,
Ltd. 2,000 953
*EOI Investment Holdings Co.,
Ltd. 105,703 72,281
*Epileds Technologies, Inc. 63,000 50,682
#*Eris Technology Corp. 15,349 102,821
#Eson Precision Ind Co., Ltd. 111,000 264,457
Eternal Materials Co., Ltd. 772,838 1,432,377
Eurocharm Holdings Co., Ltd. 34,000 192,518
#EVA Airways Corp. 2,727,000 3,653,550
#Ever Ohms Technology Co.,
Ltd. 26,000 64,198
#Ever Supreme Bio
Technology Co., Ltd. 36,961 166,398
#Evergreen Aviation
Technologies Corp. 91,000 515,270
Evergreen International
Storage & Transport Corp. 189,500 276,460
#Evergreen Marine Corp.
Taiwan, Ltd. 870,000 5,491,506
#EVERGREEN Steel Corp.,
Preference 82,000 220,737
*Everlight Chemical Industrial
Corp. 371,000 365,042
#*Everlight Electronics Co.,
Ltd. 340,000 657,508
#Evertop Wire Cable Corp. 94,000 53,953
#Excelsior Medical Co., Ltd. 81,160 177,794
#EZconn Corp. 4,000 142,950
Far Eastern Department
Stores, Ltd. 427,000 292,647
Far Eastern International Bank 1,902,537 794,710
Far Eastern New Century
Corp. 2,222,000 1,866,620
Far EasTone
Telecommunications Co., Ltd. 1,611,373 5,235,130
Faraday Technology Corp. 171,899 795,164

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Farglory F T Z Investment
Holding Co., Ltd. 83,993 $ 124,616
#Farglory Land Development
Co., Ltd. 165,000 331,338
Feature Integration
Technology, Inc. 4,000 9,666
*Federal Corp. 129,000 77,235
#Feedback Technology Corp. 34,681 225,884
#Feng Hsin Steel Co., Ltd. 88,000 177,530
#Feng TAY Enterprise Co.,
Ltd. 174,040 368,339
#FIC Global, Inc. 94,000 104,706
FineTek Co., Ltd. 24,727 70,006
Firich Enterprises Co., Ltd. 217,000 150,065
#First Copper Technology Co.,
Ltd. 172,000 186,800
First Financial Holding Co.,
Ltd. 8,822,589 10,032,184
#First Hi-Tec Enterprise Co.,
Ltd. 78,000 481,481
First Insurance Co., Ltd. (The) 113,000 94,403
*First Steamship Co., Ltd. 360,000 68,616
#*FIT Holding Co., Ltd. 125,000 69,619
#*Fittech Co., Ltd. 40,985 123,010
*FLEXium Interconnect, Inc. 239,000 363,836
Flytech Technology Co., Ltd. 117,000 452,520
#FocalTech Systems Co., Ltd. 196,000 296,859
#Forcecon Tech Co., Ltd. 86,723 199,104
Forcelead Technology Corp. 7,000 37,470
*Forest Water Environment
Engineering Co., Ltd. 17,544 22,121
Formosa Advanced
Technologies Co., Ltd. 126,000 219,103
Formosa International Hotels
Corp. 36,000 198,273
#Formosa Laboratories, Inc. 100,000 156,874
Formosa Oilseed Processing
Co., Ltd. 27,905 22,276
Formosa Optical Technology
Co., Ltd. 16,000 43,962
Formosa Petrochemical Corp. 777,000 1,702,144
Formosa Plastics Corp. 2,718,000 4,625,453
#Formosa Sumco Technology
Corp. 38,000 319,224
Formosan Union Chemical
Corp. 268,000 191,553
#Fortune Electric Co., Ltd. 132,660 2,893,818
Fositek Corp. 6,000 250,627
#Foxsemicon Integrated
Technology, Inc. 99,000 912,838
#Franbo Lines Corp. 220,663 114,363
Froch Enterprise Co., Ltd. 34,000 17,726
#Fu Chun Shin Machinery
Manufacture Co., Ltd. 120,640 97,612
#Fu Hua Innovation Co., Ltd. 402,551 174,378
Fubon Financial Holding Co.,
Ltd. 6,207,740 24,970,024
Fulgent Sun International
Holding Co., Ltd. 71,507 161,294
Shares Value
TAIWAN — (Continued)
#*Fulltech Fiber Glass Corp. 485,422 $ 995,807
Fusheng Precision Co., Ltd. 76,000 597,296
#G Shank Enterprise Co., Ltd. 128,305 450,590
#Gallant Precision Machining
Co., Ltd. 110,000 292,707
#Gamania Digital
Entertainment Co., Ltd. 118,000 153,164
#*GCS Holdings, Inc. 77,118 842,311
GEM Services, Inc. 45,000 171,261
#Gemtek Technology Corp. 706,000 675,002
*General Interface Solution
GIS Holding, Ltd. 257,000 436,564
#Generalplus Technology, Inc. 65,000 95,130
#Genesys Logic, Inc. 108,000 306,099
Genius Electronic Optical Co.,
Ltd. 78,000 1,160,865
#GeoVision, Inc. 70,920 126,615
#Getac Holdings Corp. 414,000 1,460,317
Giant Manufacturing Co., Ltd. 49,341 129,005
#*Giantplus Technology Co.,
Ltd. 299,000 145,712
#Gigabyte Technology Co.,
Ltd. 534,000 5,559,918
#*Gigasolar Materials Corp. 49,000 157,678
#*Gigastorage Corp. 329,000 317,100
Ginar Technology Co., Ltd. 24,000 25,360
#Global Brands Manufacture,
Ltd. 262,969 663,952
#Global Mixed Mode
Technology, Inc. 60,000 456,697
Global PMX Co., Ltd. 42,000 211,826
Global Unichip Corp. 41,000 4,827,037
Globaltek Fabrication Co., Ltd. 33,000 67,799
#Globalwafers Co., Ltd. 196,000 5,185,185
Globe Union Industrial Corp. 51,000 16,569
#Gloria Material Technology
Corp. 497,000 489,019
*GMI Technology, Inc. 56,000 74,681
Gold Circuit Electronics, Ltd. 305,200 7,488,586
#Goldsun Building Materials
Co., Ltd. 725,000 699,898
Good Finance Securities Co.,
Ltd. 18,000 18,992
Good Will Instrument Co., Ltd. 25,000 56,004
#Gordon Auto Body Parts 127,000 103,544
#*Gourmet Master Co., Ltd. 79,000 154,485
#Grand Fortune Securities
Co., Ltd. 319,000 139,172
#*Grand Pacific Petrochemical 1,205,000 421,316
Grand Process Technology
Corp. 11,000 806,646
#Grape King Bio, Ltd. 62,000 171,311
#Great Tree Pharmacy Co.,
Ltd. 83,800 202,765
#Great Wall Enterprise Co.,
Ltd. 458,081 793,729
Greatek Electronics, Inc. 281,000 873,805
Green World FinTech Service
Co., Ltd. 28,000 35,304

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
#Group Up Industrial Co., Ltd. 42,000 $ 440,546
GTM Holdings Corp. 10,000 9,808
#Gudeng Precision Industrial
Co., Ltd. 42,933 530,037
*HannsTouch Holdings Co. 536,000 165,847
Harmony Electronics Corp. 13,000 14,662
*Harvatek Corp. 146,000 96,674
Hey Song Corp. 28,000 29,240
Highlight Tech Corp. 8,800 22,191
Highwealth Construction Corp. 1,071,015 1,458,110
Hi-Lai Foods Co., Ltd. 8,000 42,699
HIM International Music, Inc. 21,000 54,971
#*Hitron Technology, Inc. 96,000 69,953
#Hiwin Technologies Corp. 242,099 2,280,985
#Hiyes International Co., Ltd. 59,000 140,385
#Hocheng Corp. 188,000 141,935
#Hold-Key Electric Wire &
Cable Co., Ltd. 69,000 81,342
*Holtek Semiconductor, Inc. 109,000 180,098
Holy Stone Enterprise Co., Ltd. 122,000 1,698,691
Hon Hai Precision Industry
Co., Ltd. 9,639,000 74,710,526
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 4,779 72,163
Hong TAI Electric Industrial 223,000 209,759
Horizon Fixture Group Co.,
Ltd. 5,000 34,964
#*Hota Industrial
Manufacturing Co., Ltd. 187,000 269,920
#Hotai Motor Co., Ltd. 91,240 1,575,294
Hsin Kuang Steel Co., Ltd. 207,000 242,746
Hsin-Li Chemical Industrial
Corp. 24,000 30,706
#Hu Lane Associate, Inc. 82,443 295,906
#HUA ENG Wire & Cable Co.,
Ltd. 306,000 277,889
Hua Nan Financial Holdings
Co., Ltd. 6,716,419 9,081,578
Hua Yu Lien Development
Co., Ltd. 31,798 35,715
#Huaku Development Co., Ltd. 220,090 663,288
Huang Hsiang Construction
Corp. 65,000 65,967
Hung Ching Development &
Construction Co., Ltd. 24,000 33,083
Hung Sheng Construction, Ltd. 316,600 167,513
Hwa Fong Rubber Industrial
Co., Ltd. 59,000 26,379
Hwacom Systems, Inc. 34,000 40,502
#Hwang Chang General
Contractor Co., Ltd. 193,925 222,013
Ibase Technology, Inc. 67,000 113,190
*IBF Financial Holdings Co.,
Ltd. 1,823,452 880,159
#Ichia Technologies, Inc. 224,000 359,021
In Win Development, Inc. 19,000 37,155
Info-Tek Corp. 50,000 44,865
Innodisk Corp. 31,031 1,243,391
#Innolux Corp. 6,541,034 9,208,733
Shares Value
TAIWAN — (Continued)
Inpaq Technology Co., Ltd. 85,807 $ 190,098
Insyde Software Corp. 38,000 243,974
Intai Technology Corp. 24,000 93,196
#Integrated Service
Technology, Inc. 68,736 298,815
#IntelliEPI, Inc. 24,000 258,053
Interactive Digital
Technologies, Inc. 29,000 66,580
#International Games System
Co., Ltd. 184,000 4,417,958
#Inventec Corp. 2,223,000 4,250,794
#Iron Force Industrial Co., Ltd. 42,853 103,556
#ITE Technology, Inc. 152,000 587,889
ITEQ Corp. 295,000 2,400,600
#J&V Energy Technology Co.,
Ltd. 29,000 58,863
#Jarllytec Co., Ltd. 25,625 56,294
Jean Co., Ltd. 204,760 122,911
Jentech Precision Industrial
Co., Ltd. 38,000 4,050,559
#Jetwell Computer Co., Ltd. 27,400 188,211
Jih Lin Technology Co., Ltd. 64,000 140,400
#Jiin Yeeh Ding Enterprise
Co., Ltd. 55,000 153,501
#Jinan Acetate Chemical Co.,
Ltd. 509,460 760,588
#*Jochu Technology Co., Ltd. 63,000 64,425
#Johnson Health Tech Co.,
Ltd. 54,000 205,514
#JPC connectivity, Inc. 86,000 769,021
#JPP Holding Co., Ltd. 24,500 209,606
*K Laser Technology, Inc. 79,000 39,110
Kaori Heat Treatment Co., Ltd. 49,000 1,296,296
Kedge Construction Co., Ltd. 35,573 111,719
KEE TAI Properties Co., Ltd. 240,555 70,710
Kenda Rubber Industrial Co.,
Ltd. 55,300 31,056
Kerry TJ Logistics Co., Ltd. 10,000 9,004
#Keystone Microtech Corp. 22,000 631,022
KGI Financial Holding Co., Ltd. 13,053,252 12,459,941
#KHGEARS International, Ltd. 26,000 118,661
#Kindom Development Co.,
Ltd. 334,000 358,090
King Core Electronics, Inc. 6,000 9,505
King Polytechnic Engineering
Co., Ltd. 37,800 58,830
King Slide Works Co., Ltd. 26,000 6,315,171
#King Yuan Electronics Co.,
Ltd. 995,400 6,883,626
Kinik Co. 93,000 1,841,641
#Kinko Optical Co., Ltd. 196,000 385,099
#Kinpo Electronics 5,119,000 4,751,694
Kinsus Interconnect
Technology Corp. 343,388 6,746,848
KMC Kuei Meng International,
Inc. 6,000 16,523
*KNH Enterprise Co., Ltd. 44,000 18,584
KS Terminals, Inc. 106,000 181,045

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Kuang Hong Arts
Management, Inc. 12,000 $ 32,674
#Kung Long Batteries
Industrial Co., Ltd. 41,000 160,478
#Kung Sing Engineering Corp. 352,900 105,262
#Kuo Toong International Co.,
Ltd. 233,000 373,446
*Kuo Yang Construction Co.,
Ltd. 83,000 46,098
Kwong Lung Enterprise Co.,
Ltd. 48,000 63,641
#L&K Engineering Co., Ltd. 134,085 2,933,200
#LandMark Optoelectronics
Corp. 12,000 605,217
*Lang, Inc. 27,000 40,560
#Lanner Electronics, Inc. 100,480 235,352
#Largan Precision Co., Ltd. 80,000 9,987,933
*Leadtek Research, Inc. 31,000 70,404
Leadtrend Technology Corp. 32,039 49,269
*Lealea Enterprise Co., Ltd. 451,360 98,459
#Lelon Electronics Corp. 110,000 748,786
Lemtech Holdings Co., Ltd. 37,550 95,621
#Leo Systems, Inc. 80,000 86,636
*Leofoo Development Co., Ltd. 68,000 33,980
*Li Peng Enterprise Co., Ltd. 81,000 16,992
#Lian HWA Food Corp. 69,515 175,297
Lien Hwa Industrial Holdings
Corp. 94,428 117,893
*Lily Textile 9,000 7,310
LINE Pay Taiwan, Ltd. 2,100 17,544
#*Lingsen Precision Industries,
Ltd. 375,000 341,131
#Lion Travel Service Co., Ltd. 83,000 377,518
Lite-On Technology Corp. 1,754,000 11,342,740
#Liton Technology Corp. 64,000 140,598
#Long Da Construction &
Development Corp. 146,633 127,944
*Longchen Paper & Packaging
Co., Ltd. 348,003 106,062
#Longwell Co. 134,000 862,403
#Loop Telecommunication
International, Inc. 41,000 68,378
Lotes Co., Ltd. 65,597 3,765,043
Lotus Pharmaceutical Co., Ltd. 90,000 487,329
Lucky Cement Corp. 72,000 26,622
#Lumax International Corp.,
Ltd. 67,500 232,874
#*Lung Yen Life Service Corp. 77,000 112,930
Lungteh Shipbuilding Co., Ltd. 50,800 205,910
#Luxe Green Energy
Technology Co., Ltd. 99,929 53,336
#LuxNet Corp. 54,054 618,830
M3 Technology, Inc. 33,000 79,235
Machvision, Inc. 7,700 146,285
Macnica Galaxy, Inc. 21,000 73,749
Macroblock, Inc. 6,000 9,431
*Macronix International Co.,
Ltd. 1,438,000 4,471,642
Makalot Industrial Co., Ltd. 162,094 1,100,889
Shares Value
TAIWAN — (Continued)
Marketech International Corp. 80,000 $ 1,158,452
#Materials Analysis
Technology, Inc. 62,359 402,297
Maxigen Biotech, Inc. 14,700 18,125
Mayer Steel Pipe Corp. 127,200 83,045
MediaTek, Inc. 832,000 91,517,683
Mega Financial Holding Co.,
Ltd. 7,857,978 12,910,629
Mega Union Technology, Inc. 5,200 116,006
#*Megaforce Co., Ltd. 86,000 76,769
*Mercuries & Associates
Holding, Ltd. 128,010 67,730
#Mercuries Data Systems, Ltd. 80,914 56,081
*Mercuries Life Insurance Co.,
Ltd. 2,465,467 755,225
Merida Industry Co., Ltd. 107,000 254,265
#Merry Electronics Co., Ltd. 201,795 500,757
#METAAGE Corp. 121,000 145,452
#*Microbio Co., Ltd. 193,000 82,708
#Micro-Star International Co.,
Ltd. 613,000 2,693,338
#Mildef Crete, Inc. 51,000 194,096
*MIN AIK Technology Co., Ltd. 143,000 120,129
#Mitac Holdings Corp. 544,000 1,471,135
#Momo.com, Inc. 30,903 234,744
#*MOSA Industrial Corp. 162,647 83,037
*Mosel Vitelic, Inc. 37,000 36,807
#Motech Industries, Inc. 392,000 265,627
MPI Corp. 49,000 8,005,198
#MSSCORPS Co., Ltd. 48,565 519,926
Nak Sealing Technologies
Corp. 48,000 170,797
#Namchow Holdings Co., Ltd. 114,000 119,048
Nan Kang Rubber Tire Co.,
Ltd. 165,723 170,497
#Nan Pao Resins Chemical
Co., Ltd. 70,000 668,183
Nan Ya Plastics Corp. 3,944,000 19,464,340
Nan Ya Printed Circuit Board
Corp. 147,000 4,184,535
Nang Kuang Pharmaceutical
Co., Ltd. 38,000 37,272
Nanya Technology Corp. 949,000 10,585,553
National Aerospace Fasteners
Corp. 19,666 82,147
#Netronix, Inc. 38,000 102,998
*New Asia Construction &
Development Corp. 111,000 48,255
*New Era Electronics Co., Ltd. 12,000 13,497
#*Newmax Technology Co.,
Ltd. 137,000 112,545
Nextronics Engineering Corp. 18,000 62,378
Nichidenbo Corp. 186,000 719,391
Nien Made Enterprise Co., Ltd. 81,000 954,887
Niko Semiconductor Co., Ltd. 55,853 110,085
North-Star International Co.,
Ltd. 26,799 15,838
Nova Technology Corp. 41,000 343,792

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
#Novatek Microelectronics
Corp. 522,000 $ 8,382,623
Nyquest Technology Co., Ltd. 20,000 30,416
O-Bank Co., Ltd. 528,000 167,456
Ocean Plastics Co., Ltd. 70,000 70,609
#Optimax Technology Corp. 112,000 76,760
#Orient Semiconductor
Electronics, Ltd. 500,000 627,340
#*Oriental Union Chemical
Corp. 606,000 241,882
O-TA Precision Industry Co.,
Ltd. 17,000 28,194
Pacific Hospital Supply Co.,
Ltd. 23,000 54,015
Paiho Shih Holdings Corp. 59,450 30,351
#Pan German Universal
Motors, Ltd. 6,000 42,699
Pan Jit International, Inc. 261,000 948,900
#Pan-International Industrial
Corp. 356,000 453,275
Panion & BF Biotech, Inc. 7,000 12,692
Parade Technologies, Ltd. 73,000 1,269,408
#Parpro Corp. 12,000 35,273
*PChome Online, Inc. 65,596 51,959
PCL Technologies, Inc. 8,397 30,399
P-Duke Technology Co., Ltd. 47,000 172,329
Pegatron Corp. 1,779,000 4,645,800
#*Pegavision Corp. 35,342 354,306
#PharmaEngine, Inc. 99,000 188,081
PharmaEssentia Corp. 210,811 6,914,196
*Phihong Technology Co., Ltd. 166,000 108,633
#Phison Electronics Corp. 128,000 6,495,250
Phoenix Silicon International
Corp. 133,226 1,009,944
Phoenix Tours International,
Inc. 33,600 46,264
#Pixart Imaging, Inc. 119,000 706,953
#Planet Technology Corp. 44,000 198,088
*Plotech Co., Ltd. 53,000 49,361
#Podak Co., Ltd. 46,000 69,600
Polytronics Technology Corp.,
Class A 31,000 49,782
#Posiflex Technology, Inc. 66,000 399,239
Potens Semiconductor Corp. 21,000 82,196
Power Wind Health Industry,
Inc. 20,050 104,534
*Powerchip Semiconductor
Manufacturing Corp. 2,521,000 4,251,199
Powertech Technology, Inc. 676,000 4,925,833
Poya International Co., Ltd. 46,736 1,041,181
#President Chain Store Corp. 589,000 4,082,305
#President Securities Corp. 620,388 831,177
#Primax Electronics, Ltd. 420,000 849,903
*Prime Electronics &
Satellitics, Inc. 133,000 47,325
Pro Hawk Corp. 10,000 49,971
Progate Group Corp. 7,000 30,539
Promate Electronic Co., Ltd. 210,397 310,202
#Qisda Corp. 310,120 262,440
Shares Value
TAIWAN — (Continued)
QST International Corp. 57,898 $ 71,121
#Qualipoly Chemical Corp. 38,000 200,470
*Quang Viet Enterprise Co.,
Ltd. 3,000 5,634
#Quanta Computer, Inc. 2,237,000 20,176,537
#Quanta Storage, Inc. 191,000 391,822
*Quintain Steel Co., Ltd. 70,647 19,236
Radiant Opto-Electronics Corp. 395,000 1,005,863
#Radium Life Tech Co., Ltd. 479,416 155,756
#Rafael Microelectronics, Inc. 22,000 89,854
#Raydium Semiconductor
Corp. 55,000 387,156
Realtek Semiconductor Corp. 433,000 9,150,623
Rechi Precision Co., Ltd. 264,000 193,187
Rectron, Ltd. 4,000 4,548
Rexon Industrial Corp., Ltd. 17,000 15,149
Rich Development Co., Ltd. 397,580 94,723
#RichWave Technology Corp. 29,000 87,398
RiTdisplay Corp. 71,237 65,354
*Ritek Corp. 551,000 181,570
Ruby Tech Corp. 51,285 79,976
Ruentex Development Co.,
Ltd. 96,140 80,466
#Ruentex Engineering &
Construction Co. 43,320 219,153
Run Long Construction Co.,
Ltd. 74,740 76,315
#Sakura Development Co.,
Ltd. 83,152 109,732
Sampo Corp. 129,000 93,201
#San Fang Chemical Industry
Co., Ltd. 169,000 166,025
San Far Property, Ltd. 30,000 16,755
#San Fu Chemical Co., Ltd. 35,000 116,959
San Lien Technology Corp.,
Ltd. 25,000 57,319
#Sanyang Motor Co., Ltd. 399,000 800,000
#Savior Lifetec Corp. 303,312 158,606
Scientech Corp. 31,000 623,472
#ScinoPharm Taiwan, Ltd. 98,000 58,826
SciVision Biotech, Inc. 47,000 71,840
SDI Corp. 111,000 499,722
Sea Sonic Electronics Co., Ltd. 22,000 44,042
Securitag Assembly Group
Co., Ltd. 9,000 31,189
#Senao Networks, Inc. 16,815 61,653
Sensortek Technology Corp. 9,000 42,189
Sercomm Corp. 223,000 567,867
#Sesoda Corp. 228,000 340,388
Shanghai Commercial &
Savings Bank, Ltd. (The) 2,851,585 4,010,165
Sharehope Medicine Co., Ltd. 36,691 21,514
ShenMao Technology, Inc. 105,000 319,688
*Shieh Yih Machinery Industry
Co., Ltd. 73,000 52,967
#Shih Her Technologies, Inc. 55,007 290,191
*Shih Wei Navigation Co., Ltd. 363,189 146,651
#Shihlin Electric & Engineering
Corp. 190,000 1,146,384

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Shin Ruenn Development Co.,
Ltd. 102,348 $ 131,897
#Shin Zu Shing Co., Ltd. 163,163 863,296
*Shining Building Business
Co., Ltd. 216,000 52,531
Shinkong Insurance Co., Ltd. 63,000 313,840
Shinkong Synthetic Fibers
Corp. 961,000 616,998
Shiny Chemical Industrial Co.,
Ltd. 59,800 278,471
#*Shuttle, Inc. 328,000 160,352
Sigurd Microelectronics Corp. 1,083,000 6,249,559
#Silergy Corp. 293,000 3,744,206
Silicon Optronics, Inc. 41,000 67,617
Silicon Power Computer &
Communications, Inc. 28,000 111,761
Simplo Technology Co., Ltd. 82,000 894,366
#Sinbon Electronics Co., Ltd. 158,000 1,447,074
Sincere Navigation Corp. 694,000 651,719
Sinmag Equipment Corp. 14,000 48,733
Sino-American Silicon
Products, Inc. 504,000 2,448,343
#Sinon Corp. 337,000 406,665
SinoPac Financial Holdings
Co., Ltd. 10,414,617 13,083,123
#Sinopower Semiconductor,
Inc. 19,000 133,451
Sinphar Pharmaceutical Co.,
Ltd. 90,153 88,426
Sitronix Technology Corp. 100,000 824,592
#Siward Crystal Technology
Co., Ltd. 117,000 221,192
Sixxon Tech Co., Ltd. 5,000 24,289
#Solar Applied Materials
Technology Corp. 482,000 1,482,434
Solteam, Inc. 63,000 93,567
Song Shang Electronics Co.,
Ltd. 68,000 43,448
#Sonix Technology Co., Ltd. 124,000 197,209
#*Spectrum Electrics Corp. 69,000 48,250
#Speed Tech Corp. 171,215 145,950
Sporton International, Inc. 67,500 402,047
Sports Gear Co., Ltd. 24,000 51,239
St. Shine Optical Co., Ltd. 16,000 45,546
Standard Chemical &
Pharmaceutical Co., Ltd. 81,400 142,807
Standard Foods Corp. 65,000 58,828
#Stark Technology, Inc. 104,000 534,175
#*Starlux Airlines Co., Ltd. 528,000 353,699
#S-Tech Corp. 181,898 96,805
#STL Technology Co., Ltd. 64,000 351,496
Sun Max Tech, Ltd. 26,184 35,648
#*Sun Yad Construction Co.,
Ltd. 252,206 77,646
*Sunflex Tech Co., Ltd. 41,000 28,163
Sunjuice Holdings Co., Ltd. 2,102 11,902
*Sunko INK Co., Ltd. 128,000 76,042
SunMax Biotechnology Co.,
Ltd. 7,000 82,954
Shares Value
TAIWAN — (Continued)
#Sunny Friend Environmental
Technology Co., Ltd. 66,000 $ 156,020
#Sunonwealth Electric
Machine Industry Co., Ltd. 239,018 968,822
Sunplus Innovation
Technology, Inc. 24,453 107,817
*Sunplus Technology Co., Ltd. 65,000 49,978
#Sunrex Technology Corp. 125,000 145,812
Sunspring Metal Corp. 35,000 20,414
#Superalloy Industrial Co., Ltd. 65,000 109,409
*Superior Plating Technology
Co., Ltd. 16,534 23,482
#Supreme Electronics Co., Ltd. 528,337 1,312,710
Swancor Holding Co., Ltd. 41,000 116,585
#Symtek Automation Asia Co.,
Ltd. 37,352 154,868
#Syncmold Enterprise Corp. 118,000 240,973
*SYNergy ScienTech Corp. 17,000 12,361
#Synmosa Biopharma Corp. 341,180 306,143
Synnex Technology
International Corp. 917,000 2,658,588
Syn-Tech Chem & Pharm Co.,
Ltd. 5,000 11,154
Syscom Computer Engineering
Co. 48,000 79,012
#Sysgration 182,000 277,345
#Systex Corp. 159,000 757,635
TA Chen Stainless Pipe 1,465,359 1,958,709
#Ta Liang Technology Co.,
Ltd. 36,000 541,353
#Ta Ya Electric Wire & Cable 2,340,969 2,451,864
#TA-I Technology Co., Ltd. 116,000 389,430
#Tai Tung Communication
Co., Ltd. 134,367 68,391
Taichung Commercial Bank
Co., Ltd. 2,254,060 1,429,754
TaiDoc Technology Corp. 28,000 111,328
Taiflex Scientific Co., Ltd. 209,310 1,123,651
#Taimide Tech, Inc. 90,000 184,071
Tainan Enterprises Co., Ltd. 41,000 25,245
Tainan Spinning Co., Ltd. 167,000 62,782
*Tainergy Tech Co., Ltd. 206,000 89,554
#Tai-Saw Technology Co., Ltd. 98,000 134,026
#TaiSol Electronics Co., Ltd. 79,000 141,774
Taisun Enterprise Co., Ltd. 89,000 43,923
#Taita Chemical Co., Ltd. 265,000 102,494
#TAI-TECH Advanced
Electronics Co., Ltd. 68,000 408,181
#Taitien Electronics Co., Ltd. 81,000 99,875
#Taiwan Business Bank 5,899,656 3,322,310
Taiwan Chelic Corp., Ltd. 19,000 23,780
Taiwan Chinsan Electronic
Industrial Co., Ltd. 88,000 268,746
Taiwan Cogeneration Corp. 237,667 433,874
Taiwan Cooperative Financial
Holding Co., Ltd. 8,178,454 6,984,292
#Taiwan Fertilizer Co., Ltd. 388,000 549,844
Taiwan Fire & Marine
Insurance Co., Ltd. 70,600 129,758

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Taiwan FU Hsing Industrial
Co., Ltd. 34,800 $ 41,725
#*Taiwan Glass Industry Corp. 959,000 1,356,054
#Taiwan High Speed Rail
Corp. 800,000 644,822
Taiwan Hon Chuan Enterprise
Co., Ltd. 245,470 972,188
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 215,557 286,462
*Taiwan IC Packaging Corp. 131,069 61,238
*<Taiwan Land Development
Corp. 51,000 793
#*Taiwan Mask Corp. 307,133 348,766
#Taiwan Mobile Co., Ltd. 1,667,000 5,802,701
Taiwan Navigation Co., Ltd. 202,000 177,818
#Taiwan Paiho, Ltd. 271,000 382,363
#Taiwan PCB Techvest Co.,
Ltd. 222,000 205,384
#Taiwan Sakura Corp. 60,000 152,047
Taiwan Sanyo Electric Co.,
Ltd. 47,000 45,591
Taiwan Secom Co., Ltd. 80,000 269,810
#Taiwan Semiconductor Co.,
Ltd. 254,000 574,504
Taiwan Semiconductor
Manufacturing Co., Ltd. 16,653,000 1,249,528,915
#*Taiwan Styrene Monomer 534,000 121,112
#Taiwan Surface Mounting
Technology Corp. 222,000 961,663
Taiwan Taxi Co., Ltd. 19,000 87,008
#*Taiwan TEA Corp. 537,000 181,941
Taiwan Union Technology
Corp. 192,000 6,594,263
#*Taiwan-Asia Semiconductor
Corp. 424,000 359,467
Taiyen Biotech Co., Ltd. 12,000 11,900
#Tatung Co., Ltd. 942,900 708,947
#*TBI Motion Technology Co.,
Ltd. 92,000 129,094
#*TCC Group Holdings Co.,
Ltd. 5,276,969 3,967,646
#TCI Co., Ltd. 92,000 321,668
Te Chang Construction Co.,
Ltd. 23,976 51,856
#Team Group, Inc. 88,000 635,787
Teco Electric and Machinery
Co., Ltd. 904,000 1,812,531
Tehmag Foods Corp. 1,100 8,696
#Test Research, Inc. 120,000 996,937
Test Rite International Co., Ltd. 1,000 684
Thinking Electronic Industrial
Co., Ltd. 63,000 425,926
Thye Ming Industrial Co., Ltd. 46,617 100,824
Tigerair Taiwan Co., Ltd. 82,000 145,636
Ton Yi Industrial Corp. 532,000 246,914
*Tong Hsing Electronic
Industries, Ltd. 153,060 757,746
#Tong Yang Industry Co., Ltd. 365,000 804,109
Shares Value
TAIWAN — (Continued)
#Tong-Tai Machine & Tool
Co., Ltd. 188,000 $ 156,478
Top Union Electronics Corp. 75,253 56,465
#Topco Scientific Co., Ltd. 125,000 1,933,847
Topco Technologies Corp. 35,000 77,756
#Topkey Corp. 54,000 276,525
Topoint Technology Co., Ltd. 108,694 1,086,301
Toung Loong Textile
Manufacturing 30,000 12,763
#Transcend Information, Inc. 231,000 2,094,217
Transcom, Inc. 62,112 214,285
#*Trigold Holdings, Ltd. 16,440 36,269
Tripod Technology Corp. 404,000 4,612,643
#Trusval Technology Co., Ltd. 29,102 203,504
TS Financial Holding Co., Ltd. 18,488,874 20,566,076
Tsang Yow Industrial Co., Ltd. 37,000 30,453
TSC Auto ID Technology Co.,
Ltd. 18,698 106,163
#TSRC Corp. 495,000 325,466
TTET Union Corp. 3,000 14,341
*TTFB Co., Ltd. 14,835 73,902
TTY Biopharm Co., Ltd. 188,000 432,786
Tul Corp. 15,000 25,945
Tung Ho Steel Enterprise
Corp. 406,670 938,692
Tung Thih Electronic Co., Ltd. 16,328 22,634
#TURVO International Co.,
Ltd. 30,000 176,831
*Twinhead International Corp. 15,600 33,933
TXC Corp. 239,000 1,105,557
#TYC Brother Industrial Co.,
Ltd. 465,000 404,298
*Tycoons Group Enterprise 84,335 19,806
Tyntek Corp. 198,000 308,159
#U-BEST Innovative
Technology Co., Ltd. 119,609 37,009
Ubright Optronics Corp. 39,000 65,404
#UDE Corp. 95,000 308,642
#Ultra Chip, Inc. 60,000 122,157
U-Ming Marine Transport Corp. 348,000 674,055
Unic Technology Corp. 63,000 48,246
Unimicron Technology Corp. 971,637 23,660,334
Union Bank Of Taiwan 354,697 227,729
Union Insurance Co., Ltd. 32,000 33,417
#Uni-President Enterprises
Corp. 4,122,000 9,412,531
Unique Opto-Electronics Co.,
Ltd. 5,000 12,995
Unitech Computer Co., Ltd. 11,000 19,741
#Unitech Printed Circuit Board
Corp. 669,633 752,117
#United Alloy-Tech Co. 137,747 251,464
#*United Fiber Optical
Communication, Inc. 92,000 98,493
#United Integrated Services
Co., Ltd. 145,000 4,935,177
United Microelectronics Corp. 5,442,000 20,374,455
United Microelectronics Corp.,
Sponsored ADR 994,000 18,915,820

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
United Orthopedic Corp. 77,000 $ 198,939
United Radiant Technology 89,000 53,148
*United Renewable Energy
Co., Ltd. 1,332,407 671,996
#Univacco Technology, Inc. 63,000 107,212
#Universal Cement Corp. 246,657 204,536
#Universal Microwave
Technology, Inc. 25,000 749,559
#Universal Vision
Biotechnology Co., Ltd. 45,960 188,425
UPI Semiconductor Corp. 13,000 80,046
Userjoy Technology Co., Ltd. 48,105 110,294
#USI Corp. 640,000 222,779
#*Usun Technology Co., Ltd. 45,000 125,313
*Utechzone Co., Ltd. 8,000 40,224
#UVAT Technology Co., Ltd. 26,000 57,118
Value Valves Co., Ltd. 4,000 10,050
Vanguard International
Semiconductor Corp. 1,107,376 5,190,986
#Ventec International Group
Co., Ltd. 52,000 318,574
VIA Labs, Inc. 18,000 51,518
#Via Technologies, Inc. 133,000 290,123
Viking Tech Corp. 57,000 110,229
#Visco Vision, Inc. 36,000 205,514
VisEra Technologies Co., Ltd. 68,000 891,055
Visual Photonics Epitaxy Co.,
Ltd. 130,000 1,174,541
Vizionfocus, Inc. 17,000 95,733
#Voltronic Power Technology
Corp. 26,000 769,888
VSO Electronics Co., Ltd. 11,000 41,013
*Wafer Works Corp. 520,043 1,432,093
#Waffer Technology Corp. 127,796 144,922
#Wah Hong Industrial Corp. 59,000 70,558
Wah Lee Industrial Corp. 147,000 511,696
#Walsin Lihwa Corp. 2,668,626 2,596,871
#Walton Advanced
Engineering, Inc. 247,000 283,539
Wan Hai Lines, Ltd. 424,000 1,111,198
Waste Recovery Technology,
Inc. 4,000 39,976
*We & Win Development Co.,
Ltd. 157,000 53,922
#Weikeng Industrial Co., Ltd. 460,000 630,527
Well Shin Technology Co., Ltd. 41,000 50,681
Welldone Co. 30,000 43,071
#*Weltrend Semiconductor 171,000 290,476
#Wendell Industrial Co., Ltd. 23,000 98,208
Wholetech System Hitech, Ltd. 65,000 245,367
Win Semiconductors Corp. 260,000 2,369,195
Winbond Electronics Corp. 2,622,251 10,547,747
Winmate, Inc. 39,000 199,712
#Winstek Semiconductor Co.,
Ltd. 79,000 351,991
WinWay Technology Co., Ltd. 12,000 2,159,101
Wisdom Marine Lines Co., Ltd. 335,000 811,612
#Wiselink Co., Ltd. 162,200 445,160
#Wistron Corp. 3,203,000 17,442,619
Shares Value
TAIWAN — (Continued)
#WITS Corp. 48,000 $ 178,966
#Wiwynn Corp. 104,000 17,344,596
WNC Corp. 332,446 2,283,580
#Wonderful Hi-Tech Co., Ltd. 147,000 281,092
Wowprime Corp. 69,388 503,465
*WPG Holdings, Ltd. 1,204,000 4,191,033
#WT Microelectronics Co., Ltd. 675,850 4,109,178
XAC Automation Corp. 68,000 69,538
XinTec, Inc. 132,000 1,131,347
Xxentria Technology Materials
Corp. 36,620 41,471
Yageo Corp. 1,288,440 20,012,899
#Yankey Engineering Co., Ltd. 52,096 1,047,755
#YC INOX Co., Ltd. 306,034 174,233
Yea Shin International
Development Co., Ltd. 81,932 54,885
Yem Chio Co., Ltd. 377,200 167,481
#Yen Sun Technology Corp. 57,000 73,280
*<Yeong Guan Energy
Technology Group Co., Ltd. 112,835 14,524
YFC-Boneagle Electric Co.,
Ltd. 64,000 48,318
#*Yieh Phui Enterprise Co.,
Ltd. 429,196 181,272
*Ying Han Technology Co.,
Ltd. 23,000 20,638
#*Young Optics, Inc. 49,000 103,855
#Youngtek Electronics Corp. 99,000 224,840
Yuanta Financial Holding Co.,
Ltd. 8,746,448 18,429,812
Yuanta Futures Co., Ltd. 19,550 52,990
Yuen Chang Stainless Steel
Co., Ltd. 3,000 1,685
Yuen Foong Yu Consumer
Products Co., Ltd. 48,000 57,477
#Yulon Motor Co., Ltd. 504,216 436,834
Yungshin Construction &
Development Co., Ltd. 51,000 79,217
#YungShin Global Holding
Corp. 129,000 213,942
Yusin Holding Corp. 8,536 13,338
Zeng Hsing Industrial Co., Ltd. 4,297 12,205
Zenitron Corp. 249,000 473,823
#Zero One Technology Co.,
Ltd. 176,000 596,306
Zhen Ding Technology
Holding, Ltd. 614,000 7,855,720
*Zhong Yang Technology Co.,
Ltd. 67,000 73,698
*Zig Sheng Industrial Co., Ltd. 69,000 18,254
#ZillTek Technology Corp. 36,000 228,349
#*Zinwell Corp. 270,000 298,663
Zippy Technology Corp. 88,000 146,490
Zyxel Group Corp. 288,516 369,583
TOTAL TAIWAN 2,580,445,280
THAILAND — (1.2%)
AAPICO Hitech PCL - NVDR 156,340 74,442
Advanced Info Service PCL
- NVDR 635,600 7,233,001

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
THAILAND — (Continued)
Advanced Information
Technology PCL - NVDR 230,250 $ 33,925
#Airports of Thailand PCL
- NVDR 2,164,400 4,132,081
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 261
#Amata Corp. PCL - NVDR 761,900 661,678
AP Thailand PCL - NVDR 1,978,100 491,674
*Asia Aviation PCL - NVDR 1,664,100 52,825
Asia Plus Group Holdings PCL
- NVDR 507,900 36,808
Asian Alliance International
PCL - NVDR, Class R 418,000 50,822
Asian Sea Corp. PCL - NVDR 255,400 57,363
Asset World Corp. PCL
- NVDR 394,600 34,978
Aurora Design PCL - NVDR,
Class R 91,400 39,415
B Grimm Power PCL - NVDR,
Class R 585,200 329,468
Bangchak Corp. PCL - NVDR 979,884 1,313,164
Bangkok Airways PCL - NVDR 484,200 281,305
Bangkok Bank PCL - NVDR 1,342,700 7,700,144
#Bangkok Chain Hospital PCL
- NVDR 316,800 97,718
Bangkok Dusit Medical
Services PCL - NVDR 5,058,200 2,908,361
#Bangkok Expressway &
Metro PCL - NVDR, Class R 2,785,100 562,983
Bangkok Life Assurance PCL
- NVDR 497,112 387,060
#Banpu PCL - NVDR 4,403,100 764,782
#BCPG PCL - NVDR 404,300 85,963
Berli Jucker PCL - NVDR 140,100 67,968
#Betagro PCL - NVDR, Class
R 418,500 268,201
#Bluebik Group PCL - NVDR 43,700 30,623
#*BTS Group Holdings PCL
- NVDR 7,727,100 495,201
Bumrungrad Hospital PCL
- NVDR 566,600 3,181,478
#Cal-Comp Electronics
Thailand PCL - NVDR 3,198,743 795,076
Carabao Group PCL - NVDR 187,700 288,077
#Central Pattana PCL - NVDR 1,498,200 3,095,779
#Central Plaza Hotel PCL
- NVDR 425,400 490,466
Central Retail Corp. PCL -
NVDR, Class R 1,456,000 1,166,370
CH Karnchang PCL - NVDR 777,200 425,927
Charoen Pokphand Foods
PCL - NVDR 2,782,600 1,874,927
#Chularat Hospital PCL
- NVDR 2,442,300 116,291
CK Power PCL - NVDR 182,500 14,100
Com7 PCL - NVDR 950,000 867,710
#CP ALL PCL - NVDR 2,322,400 3,338,330
#CP AXTRA PCL - NVDR,
Class R 603,200 269,153
Shares Value
THAILAND — (Continued)
#Delta Electronics Thailand
PCL - NVDR 1,671,800 $ 13,918,107
Ditto Thailand PCL - NVDR 15,600 7,428
Dohome PCL - NVDR 656,583 77,864
Don Muang Tollway PCL -
NVDR, Class R 26,000 9,733
Eastern Polymer Group PCL
- NVDR 20,200 3,872
Eastern Water Resources
Development and
Management PCL - NVDR 74,100 11,539
Electricity Generating PCL
- NVDR 217,300 875,252
*Energy Absolute PCL - NVDR 7,059,100 617,281
#Erawan Group PCL (The)
- NVDR 2,978,800 310,436
Exotic Food PCL - NVDR 56,300 33,552
Forth Corp. PCL - NVDR 414,600 223,487
Forth Smart Service PCL
- NVDR 135,900 32,355
#GFPT PCL - NVDR 289,200 84,874
#Global Power Synergy PCL
- NVDR 493,900 765,421
Gulf Development PCL -
NVDR, Class R 2,035,234 4,068,335
#Gunkul Engineering PCL
- NVDR 2,033,600 307,545
Haad Thip PCL - NVDR 31,000 14,854
Home Product Center PCL
- NVDR 4,990,700 971,462
Ichitan Group PCL - NVDR 977,100 433,064
#Indorama Ventures PCL
- NVDR 959,800 635,220
#IRPC PCL - NVDR 6,689,200 440,705
I-TAIL Corp. PCL - NVDR,
Class R 403,800 211,619
#*Jasmine Technology
Solution PCL - NVDR 94,300 84,720
Karmarts PCL - NVDR 88,200 19,414
Kasikornbank PCL - NVDR 283,100 2,068,620
KCE Electronics PCL - NVDR 826,000 1,038,916
KGI Securities Thailand PCL
- NVDR 325,100 50,139
Kiatnakin Phatra Bank PCL
- NVDR 147,200 489,307
Krung Thai Bank PCL - NVDR 2,446,000 3,241,312
Land & Houses PCL - NVDR 900,100 102,969
LH Financial Group PCL -
NVDR, Class R 5,300 200
MC Group PCL - NVDR 302,800 107,001
Mega Lifesciences PCL
- NVDR 261,600 297,695
#Minor International PCL
- NVDR 2,568,600 1,815,346
#MK Restaurants Group PCL
- NVDR 180,000 115,355
*Mono Next PCL - NVDR,
Class R1 500,000 10,631
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 106,600 134,078

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
THAILAND — (Continued)
Namyong Terminal PCL
- NVDR 206,700 $ 25,255
Northeast Rubber PCL -
NVDR, Class R 1,640,100 221,021
NSL Foods PCL - NVDR,
Class R 89,500 61,646
#Osotspa PCL - NVDR 923,500 486,744
Plan B Media PCL - NVDR 112,828 20,611
#Praram 9 Hospital PCL -
NVDR, Class R 459,900 246,529
Precious Shipping PCL
- NVDR 882,100 212,650
Premier Marketing PCL
- NVDR 500 166
#Prima Marine PCL - NVDR,
Class R 999,100 302,191
#PTG Energy PCL - NVDR 1,439,600 325,492
#PTT Exploration & Production
PCL - NVDR 998,800 4,456,725
PTT Global Chemical PCL
- NVDR 1,704,400 1,875,772
#PTT Oil & Retail Business
PCL - NVDR, Class R 1,313,300 503,414
PTT PCL - NVDR 6,648,800 7,665,757
#Quality Houses PCL - NVDR 5,797,500 251,744
#Ratch Group PCL - NVDR 791,900 913,024
#Regional Container Lines
PCL - NVDR 94,800 99,364
Rojana Industrial Park PCL
- NVDR 493,900 90,224
#Samart Corp. PCL - NVDR 461,400 81,523
#Sansiri PCL - NVDR 10,090,600 456,294
#Sappe PCL - NVDR 34,500 35,902
SC Asset Corp. PCL - NVDR 1,018,100 61,588
SCB X PCL - NVDR 389,400 1,784,179
#SCG Packaging PCL - NVDR 485,000 442,989
SCGJWD Logistics PCL
- NVDR 328,400 96,379
Siam Cement PCL (The)
- NVDR 512,200 3,896,048
Siam Wellness Group PCL
- NVDR 571,050 56,434
Siamgas & Petrochemicals
PCL - NVDR 76,300 18,394
SiS Distribution Thailand PCL
- NVDR 116,800 95,315
SISB PCL - NVDR, Class R 415,900 121,435
SKY ICT PCL - NVDR 83,800 47,430
Sri Trang Agro-Industry PCL
- NVDR 791,000 440,596
Sri Trang Gloves Thailand
PCL - NVDR 689,000 212,524
Srinanaporn Marketing PCL -
NVDR, Class R 245,900 52,284
Sriracha Construction PCL
- NVDR 63,300 33,742
#Star Petroleum Refining PCL
- NVDR 1,703,000 566,094
*STP & I PCL - NVDR 1,390,800 262,395
Shares Value
THAILAND — (Continued)
#Supalai PCL - NVDR 940,200 $ 447,681
#Susco PCL - NVDR 389,700 25,908
TAC Consumer PCL - NVDR 500 97
#Thai Airways International
PCL - NVDR 5,367,500 900,142
Thai Coconut PCL - NVDR,
Class R 503,900 87,523
Thai Life Insurance PCL
- NVDR 853,900 299,188
Thai Nakarin Hospital PCL
- NVDR 100 86
Thai Oil PCL - NVDR 989,222 1,940,377
Thai President Foods PCL
- NVDR 100 557
Thai Union Group PCL - NVDR 1,830,500 668,776
Thai Vegetable Oil PCL
- NVDR 96,700 78,912
*Thaicom PCL - NVDR 5,000 1,632
#Thaifoods Group PCL
- NVDR 1,581,000 466,358
Thaitheparos PCL - NVDR 100 124
Thoresen Thai Agencies PCL
- NVDR 486,600 73,589
Tipco Asphalt PCL - NVDR 653,800 274,109
#Tisco Financial Group PCL
- NVDR 190,400 732,691
TMBThanachart Bank PCL
- NVDR 16,466,600 1,508,956
#TOA Paint Thailand PCL
- NVDR 375,000 177,435
TPI Polene PCL - NVDR 1,987,300 53,562
True Corp. PCL - NVDR, Class
R 6,318,672 2,724,830
TTW PCL - NVDR 41,400 12,894
Univanich Palm Oil PCL
- NVDR 121,400 58,169
*Vanachai Group PCL - NVDR 68,100 4,323
WHA Corp. PCL - NVDR 5,630,000 819,400
TOTAL THAILAND 115,622,799
TURKEY — (0.7%)
Afyon Cimento Sanayi TAS 234,379 63,323
Agesa Hayat ve Emeklilik A/S 32,256 164,861
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 322,761 227,241
Akbank TAS 3,322,379 4,432,192
Akcansa Cimento A/S 17,196 85,754
*Akfen Yenilenebilir Enerji A/S 69,849 35,097
Aksa Akrilik Kimya Sanayii A/S 572,046 156,478
#*Aksa Enerji Uretim A/S,
Class B 127,306 252,202
*Aksigorta A/S 617,474 86,921
Alarko Holding A/S 61,125 129,903
Albaraka Turk Katilim Bankasi
A/S 1,156,347 192,949
*Alcatel-Lucent Teletas
Telekomunikasyon A/S 2,459 9,313
*Alkim Alkali Kimya A/S 160,295 52,448
*Alves Kablo Sanayi Ve
Ticaret AS 2,030,109 93,123

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TURKEY — (Continued)
Anadolu Anonim Turk Sigorta
Sirketi 538,088 $ 307,966
#Anadolu Efes Biracilik Ve
Malt Sanayii A/S 1,446,964 666,170
Anadolu Hayat Emeklilik A/S 35,895 86,858
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 21,516 23,044
*Anel Elektrik Proje Taahhut
ve Ticaret A/S 38,855 98,926
#*Arcelik A/S 32,991 67,510
ARD Grup Bilisim Teknolojileri
A/S 156,501 238,087
Aselsan Elektronik Sanayi Ve
Ticaret A/S 580,488 4,180,391
#Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 293,945 1,827,695
*Aydem Yenilenebilir Enerji
A/S 95,492 45,692
Aygaz A/S – 3
*Bagfas Bandirma Gubre
Fabrikalari A/S 51,170 25,130
*Baticim Bati Anadolu Sanayi
ve Ticaret Anonim Sirketi 865,041 89,189
*Baticim Cimento Sanayi
Anonim Sirketi 248,516 185,950
*Besler Gida Ve Kimya Sanayi
Ve Ticaret A/S 211,075 54,584
BIM Birlesik Magazalar A/S 582,562 4,783,714
*Bms Birlesik Metal Sanayi VE
Ticaret A/S 72,228 65,351
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 24,267 266,287
Borusan Yatirim ve Pazarlama
A/S 2,886 103,781
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 14,161 37,127
*Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 196 330
*Bursa Cimento Fabrikasi A/S 696,858 73,902
#*Can2 Termik A/S 7,921,743 200,024
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 160,546 29,931
#Cimsa Cimento Sanayi VE
Ticaret A/S 319,337 301,297
Coca-Cola Icecek A/S 627,230 1,201,675
*CW Enerji Muhendislik Ticaret
VE Sanayi A/S 434,153 310,600
*DAP Gayrimenkul Gelistirme
A/S, Class C 723,135 132,227
*Dardanel Onentas Gida
Sanayi A/S 1,223,014 43,233
*Deva Holding A/S 30,956 45,661
*DMR Unlu Mamuller Uretim
Gida Toptan Perakende
Ihracat A/S 318,326 79,105
Dogan Sirketler Grubu Holding
A/S 707,222 311,313
Shares Value
TURKEY — (Continued)
Dogu Aras Enerji Yatirimlari
A/S 8,351 $ 19,926
Dogus Otomotiv Servis ve
Ticaret A/S 73,129 292,979
Ebebek Magazacilik A/S,
Class B 52,337 96,911
EGE Gubre Sanayii A/S 68,161 134,888
ΩEnerjisa Enerji A/S 171,404 392,762
Enerya Enerji A/S 1,222,727 236,957
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 12,542 40,562
#Eregli Demir ve Celik
Fabrikalari TAS 2,738,575 2,451,333
Escar Turizm Tasimacilik
Ticaret A/S – –
*Esenboga Elektrik Uretim A/S 710,835 50,256
Europap Tezol Kagit Sanayi
VE Ticaret A/S 156,526 33,957
*Europen Endustri Insaat
Sanayi VE Ticaret A/S 1,444,483 119,450
*Europower Enerji VE
Otomasyon Teknolojileri
Sanayi Ticaret A/S 114,380 204,814
*Fonet Bilgi Teknolojileri A/S 597,122 66,089
#Ford Otomotiv Sanayi A/S 318,653 537,070
*Formet Metal ve Cam Sanayi
A/S 339,845 12,800
Galata Wind Enerji A/S 171,786 87,692
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 324,945 63,724
Gentas Genel Metal Sanayi ve
Ticaret A/S 268,783 31,163
Gipta Ofis Kirtasiye VE
Promosyon Urunleri Imalat
Sanayi A/S 58,174 70,323
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S, Class B 150,555 236,803
Global Yatirim Holding A/S 1,275,511 436,937
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 253,923 123,957
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 13,391 80,938
*Gubre Fabrikalari TAS 63,348 531,180
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 3,977 29,791
*HAT-San Gemi Insaa Bakim
Onarim Deniz Nakliyat Sanayi
VE Ticaret AS 38,069 44,938
#*Hektas Ticaret TAS 2,347,687 143,752
*Hitit Bilgisayar Hizmetleri A/S 74,508 57,130
*HUN Yenilenebilir Enerji
Uretim A/S 842,808 60,296
*Ihlas Holding A/S 2,641,575 57,806
*Imas Makina Sanayi A/S 253,157 13,424
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 585,569 124,446
*Info Yatirim AS 844,397 100,031
Is Yatirim Menkul Degerler A/S 425,335 309,124

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TURKEY — (Continued)
Isik Plastik Sanayi VE DIS
Ticaret Pazarlama A/S 914,685 $ 153,202
*Isiklar Enerji ve Yapi Holding
A/S 28,104 99,052
*Izdemir Enerji Elektrik Uretim
A/S 1,194,548 216,163
*Izmir Demir Celik Sanayi A/S 869,370 207,443
*Jantsa Jant Sanayi Ve Ticaret
A/S 92,120 28,959
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 164,621 87,152
#*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 1,353,089 1,173,016
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 32,842 29,356
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 495,003 104,678
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 2,995,648 139,304
*Kayseri Seker Fabrikasi A/S 1,581,199 129,757
Kervan Gida Sanayi Ve Ticaret
A/S, Class B 1,043,771 52,052
*Kimteks Poliuretan Sanayi VE
Ticaret A/S 77,231 32,729
*Kirac Galvaniz
Telekominikasyon Metal
Makine Insaat Elektrik Sanayi
VE Ticaret A/S 65,307 192,384
#KOC Holding A/S 461,936 1,913,849
Kocaer Celik Sanayi Ve
Ticaret A/S 206,356 64,871
*Kontrolmatik Enerji Ve
Muhendislik A/S 77,480 7,516
*Koza Polyester Sanayi VE
Ticaret A/S 498,460 56,113
LDR Turizm A/S 177,135 362,844
Limak Dogu Anadolu Cimento
Sanayi VE Ticaret A/S 180,759 86,035
Logo Yazilim Sanayi Ve
Ticaret A/S 94,328 269,935
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 259,548 78,534
*Loras Holding A.S 716,331 42,204
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 392,799 304,984
*Marmara Holding A/S 1 –
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 556,808 458,336
*Mega Metal Sanayi VE
Ticaret A/S 69,102 99,092
#*MIA Teknoloji A/S 185,994 120,618
Migros Ticaret A/S 54,353 715,370
Ω*MLP Saglik Hizmetleri A/S,
Class B 75,889 646,716
*Naturel Yenilenebilir Enerji
Ticaret A/S 229,852 28,584
Naturelgaz Sanayi ve Ticaret
A/S 304,777 71,890
Shares Value
TURKEY — (Continued)
*NET Holding A/S 49,110 $ 47,080
Nuh Cimento Sanayi A/S 15,670 71,451
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 1,374,819 226,799
*Orge Enerji Elektrik Taahhut
A/S 56,442 120,426
Osmanli Yatirim Menkul
Degerler A/S 90,992 14,934
#Oyak Cimento Fabrikalari A/S 687,473 293,651
*Parsan Makina Parcalari
Sanayii A/S 29,846 47,195
#*Pasifik Eurasia Lojistik Dis
Ticaret A/S 147,533 481,173
#*Pegasus Hava Tasimaciligi
A/S 217,530 700,311
*Peker Gayrimenkul Yatirim
Ortakligi A/S – –
#*Petkim Petrokimya Holding
A/S 1,261,258 507,425
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S 42,803 18,607
*Polisan Holding A/S 157,862 70,087
*Qua Granite Hayal 865,016 62,067
*Ral Yatirim Holding A/S 80,379 408,453
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 19,214 8,976
*Safkar Ege Sogutmacilik
Klima Soguk Hava Tesisleri
Ihracat Ithalat Sanayi Ve Tic 109,253 44,851
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 420,467 210,212
#*Sasa Polyester Sanayi A/S 6,243,335 324,484
*Say Yenilenebilir Enerji
Ekipmanlari Sanayi ve Ticaret
A/S 16,070 16,244
SDT Uzay VE Savunma
Teknolojileri A/S 16,832 79,972
Sekerbank Turk A/S 1,485,343 217,841
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 60,683 271,974
*Sok Marketler Ticaret A/S 94,107 100,989
SUN Tekstil Sanayi Ve Ticaret
A/S 83,293 86,229
Suwen Tekstil Sanayi
Pazarlama A/S 414,457 53,372
TAB Gida Sanayi Ve Ticaret
A/S 38,322 196,026
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 111,288 66,317
*Tatlipinar Enerji Uretim A/S 280,484 67,458
#TAV Havalimanlari Holding
A/S 169,105 966,955
Tekfen Holding A/S 76,934 250,108
*Teknosa Ic Ve Dis Ticaret A/S 1 –
*Tera Yatirim Menkul Degerler
A/S 90,199 341,629
#Tofas Turk Otomobil
Fabrikasi A/S 53,919 309,164

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TURKEY — (Continued)
*Tukas Gida Sanayi ve Ticaret
A/S 3,125,004 $ 130,853
*Tumosan Motor ve Traktor
Sanayi A/S 35,553 61,044
Turcas Holding A/S 137,679 123,122
#*Turk Altin Isletmeleri A/S 625,115 580,857
Turk Hava Yollari AO 466,607 3,082,911
#*Turk Telekomunikasyon A/S 533,387 572,391
*Turk Traktor ve Ziraat
Makineleri A/S 6,040 52,391
Turkcell Iletisim Hizmetleri A/S 1,348,393 2,835,825
#Turkiye Garanti Bankasi A/S 601,159 1,560,935
#Turkiye Is Bankasi A/S 6,951,158 1,823,912
Turkiye Petrol Rafinerileri A/S 547,281 3,400,015
Turkiye Sigorta A/S 3,423,455 453,101
#Turkiye Sise ve Cam
Fabrikalari A/S 529,033 464,639
*Turkiye Vakiflar Bankasi TAO 1,424,024 875,543
Ulker Biskuvi Sanayi A/S 213,858 388,344
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
Usak Seramik Sanayii AS 1,880,476 51,835
#*Yapi ve Kredi Bankasi A/S 3,809,982 2,626,316
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 159,602 109,950
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 435,794 89,498
*Yigit Aku Malzemeleri Nakliyat
Turizm Ins San Ve Tic AS 176,549 76,601
*Zorlu Enerji Elektrik Uretim
A/S, Class H 564,731 27,687
TOTAL TURKEY 63,201,735
UNITED ARAB EMIRATES — (1.3%)
Abu Dhabi Commercial Bank
PJSC 2,305,517 9,415,910
Abu Dhabi Islamic Bank PJSC 1,136,351 6,565,391
Abu Dhabi National Hotels 3,119,398 338,031
Abu Dhabi National Oil Co. for
Distribution PJSC 2,590,795 2,821,602
*Abu Dhabi Ports Co. PJSC 686,411 915,763
Abu Dhabi Ship Building Co.
PJSC 43,633 96,228
ADNOC Drilling Co. PJSC 2,559,664 4,056,100
ADNOC Logistics & Services 1,623,127 2,739,977
Agthia Group PJSC 96,083 83,714
Air Arabia PJSC 2,202,469 2,938,384
Ajman Bank PJSC 1,331,258 492,951
Aldar Properties PJSC 2,800,639 5,665,636
Alef Education Holding PLC 47,971 12,878
Alpha Dhabi Holding PJSC 990,649 1,974,393
Amanat Holdings PJSC 1,079,668 408,609
Americana Restaurants
International PLC - Foreign Co. 1,923,254 1,136,316
*Apex Investment Co. PSC 534,308 468,436
Bank of Sharjah 122,257 41,276
Burjeel Holdings PLC 445,259 150,327
Dana Gas PJSC 5,971,807 1,388,565
Deyaar Development PJSC 1,050,221 207,310
Shares Value
UNITED ARAB EMIRATES — (Continued)
Dubai Electricity & Water
Authority PJSC 2,886,108 $ 2,153,108
Dubai Financial Market PJSC 1,499,815 575,784
Dubai Investments PJSC 1,850,296 1,813,621
Dubai Islamic Bank PJSC 2,668,484 5,282,041
Dubai Taxi Co PJSC 89,950 52,166
Emaar Development PJSC 867,077 3,059,605
Emaar Properties PJSC 6,178,339 18,504,065
Emirates Central Cooling
Systems Corp. 924,581 397,745
Emirates Integrated
Telecommunications Co. PJSC 450,217 1,490,590
Emirates NBD Bank PJSC 1,486,473 12,222,687
Emirates Telecommunications
Group Co. PJSC 1,973,775 10,941,532
*EMSTEEL Building Materials
PJSC 694,857 210,001
*Etihad Energy Holding PJSC 69,697 56,360
Fertiglobe PLC 1,081,104 782,982
First Abu Dhabi Bank PJSC 2,340,627 12,363,364
*Ghitha Holding PJSC 18,977 58,386
*Gulf Pharmaceutical
Industries PSC 289,078 81,856
Lulu Retail Holdings PLC 295,056 77,122
*Manazel PJSC 497,325 41,435
*Modon Holding PSC 1,001,955 777,492
National Central Cooling Co.
PJSC 275,135 186,530
NMDC Group PJSC 55,898 347,917
Parkin Co. PJSC 398,630 601,288
*Phoenix Group PLC 149,361 19,317
*Presight AI Holding PLC 542,166 501,896
*RAK Properties PJSC 1,424,712 415,063
Ras Al Khaimah Ceramics
PJSC 89,781 59,401
Salik Co. PJSC 1,485,815 2,152,182
Sharjah Islamic Bank 2,038,541 1,609,608
*SHUAA CAPITAL PSC, Class
A 759,288 39,693
*Space42 PLC 274,533 121,091
Taaleem Holdings PJSC 15,013 13,081
TECOM Group PJSC 99,264 91,350
Union Properties PJSC 2,698,017 446,633
TOTAL UNITED ARAB
EMIRATES 119,464,789
TOTAL COMMON STOCKS 9,370,487,170
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Alpargatas SA 3.070% 109,295 263,953
Banco do Estado do Rio
Grande do Sul SA 0.500% 624,411 1,727,972
Banco Pine SA 0.210% 77,174 198,530
Cia Energetica de Minas
Gerais 2.080% 1,361,488 3,038,839
Energisa S/A 4.460% 384 714
Gerdau SA 2.720% 870,076 4,277,897
Isa Energia Brasil SA 1.580% 220,040 1,164,590

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
BRAZIL — (Continued)
Itau Unibanco Holding SA
4.230% 1,901,740 $ 16,054,172
Klabin SA 7.780% 1 1
Marcopolo SA 13.090% 720,628 753,158
Petroleo Brasileiro SA -
Petrobras 1.170% 3,328,000 28,441,589
Schulz SA 6.520% 74,284 65,502
Track & Field Co. SA 0.070% 47,800 138,207
Unipar Carbocloro SA
16.090% 49,916 620,824
TOTAL BRAZIL 56,745,948
CHILE — (0.0%)
Embotelladora Andina SA
3.730% 215,994 1,077,091
TOTAL CHILE 1,077,091
COLOMBIA — (0.0%)
Grupo Argos SA 5.580% 8,774 35,915
Grupo Aval Acciones y Valores
SA 3.480% 254,269 68,202
Grupo Cibest SA 3.030% 28,937 685,125
Grupo de Inversiones
Suramericana SA 3.910% 49,698 706,002
TOTAL COLOMBIA 1,495,244
INDIA — (0.0%)
TVS Motor Co., Ltd. 6.000% 706,332 77,358
TOTAL INDIA 77,358
TAIWAN — (0.0%)
TS Financial Holding Co., Ltd.
0.770% 1,743,711 512,555
TOTAL TAIWAN 512,555
TOTAL PREFERRED
STOCKS 59,908,196
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
08/12/26 3,324 2,931
*CM Hospitalar SA 08/17/26 127,844 251
TOTAL BRAZIL 3,182
CHILE — (0.0%)
*Sonda SA 08/31/26 12,247 585
TOTAL CHILE 585
KOREA, REPUBLIC OF — (0.0%)
*Amotech Co., Ltd. 08/25/26 1,410 –
*Daedong Gear Co., Ltd.
08/11/26 2,743 –
*Futurechem Co., Ltd.
09/04/26 939 692
*Hansol Technics Co., Ltd.
08/04/26 6,249 –
*Keyang Electric Machinery
Co., Ltd. 09/04/26 1,251 311
*LB Semicon, Inc. 08/26/26 7,947 –
*SG Co., Ltd. 09/04/26 24,179 2,052
TOTAL KOREA, REPUBLIC
OF 3,055
Shares Value
MALAYSIA — (0.0%)
*Hengyuan Refining Co. BHD
10/27/30 108,100 $ 22,353
TOTAL MALAYSIA 22,353
QATAR — (0.0%)
*Baladna 08/17/26 228,485 12,174
TOTAL QATAR 12,174
THAILAND — (0.0%)
*Better World Green PCL
05/28/27 441,633 265
TOTAL THAILAND 265
TOTAL RIGHTS/WARRANTS 41,614
TOTAL INVESTMENT SECURITIES — (98.8%)
(Cost $5,950,439,694) 9,430,436,980
SECURITIES LENDING COLLATERAL — (1.2%)
@§The DFA Short Term
Investment Fund 9,900,561 114,519,787
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,064,959,481) $ 9,544,956,767

Dimensional Emerging Core Equity Market ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $369,722,745 which represented 3.9% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
As of July 31, 2026 , Dimensional Emerging Core Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 53 09/18/26 $ 19,727,963 $ 19,926,012 $198,049
Total Futures Contracts ............................
$19,727,963 $19,926,012 $198,049
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 305,834,508 $ — $ — $ 305,834,508
Chile ......................... 39,177,216 — — 39,177,216
China ........................ 1,981,359,828 325,714 266,991 1,981,952,533
Colombia ..................... 12,185,743 59,178 — 12,244,921
Czechia ...................... 8,923,085 — — 8,923,085
Egypt ........................ 3,800,882 — — 3,800,882
Greece ....................... 56,289,982 — — 56,289,982
Hong Kong .................... 53,548 — — 53,548
Hungary ...................... 20,007,711 — — 20,007,711
India ......................... 1,256,855,658 350,717 — 1,257,206,375
Indonesia ..................... 64,405,782 — 10,615 64,416,397
Korea, Republic of .............. 1,710,737,470 1,849,572 108,145 1,712,695,187
Kuwait ....................... 54,198,847 — 51,803 54,250,650
Malaysia ...................... 114,461,614 — 2 114,461,616
Mexico ....................... 152,719,845 — — 152,719,845
Peru ......................... 12,496,442 — — 12,496,442
Philippines .................... 30,546,001 17 6 30,546,024
Poland ....................... 116,189,671 — — 116,189,671
Qatar ........................ 43,348,456 — — 43,348,456
Russian Federation ............. — — — —

Dimensional Emerging Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Saudi Arabia ................... $ 229,241,158 $ 17,181 $ — $ 229,258,339
South Africa ................... 275,879,179 — — 275,879,179
Taiwan ....................... 2,578,986,487 1,443,477 15,316 2,580,445,280
Thailand ...................... 1,025,536 114,597,263 — 115,622,799
Turkey ....................... 63,201,735 — — 63,201,735
United Arab Emirates ............ 119,464,789 — — 119,464,789
Preferred Stocks
Brazil ........................ 56,745,948 — — 56,745,948
Chile ......................... 1,077,091 — — 1,077,091
Colombia ..................... 1,495,244 — — 1,495,244
India ......................... 77,358 — — 77,358
Taiwan ....................... 512,555 — — 512,555
Rights/Warrants
Brazil ........................ 252 2,930 — 3,182
Chile ......................... — 585 — 585
Korea, Republic of .............. — 3,055 — 3,055
Malaysia ...................... 22,353 — — 22,353
Qatar ........................ 12,174 — — 12,174
Thailand ...................... 265 — — 265
Securities Lending Collateral ........ — 114,519,787 — 114,519,787
Total Investments .................
$9,311,334,413 $233,169,476 $452,878> $9,544,956,767
Financial Instruments
Assets
Futures Contracts** ............... 198,049 — — 198,049
Total Other Financial Instruments ....
$198,049 $– $– $198,049
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional Emerging Markets High Profitability ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.3%)
BRAZIL — (2.5%)
Ambev SA 16,100 $ 50,670
#Ambev SA, Sponsored ADR 40,000 124,400
Banco BTG Pactual SA 7,600 84,965
BB Seguridade Participacoes
SA 83,701 679,736
Bradsaude SA 149,284 467,775
JBS NV 11,202 155,882
Klabin SA 37,268 133,869
Localiza Rent a Car SA 6,700 49,597
Localiza Rent a Car SA, Class
A 257 1,848
MBRF Global Foods Co. SA,
ADR 6,199 21,325
Motiva Infraestrutura de
Mobilidade SA 31,500 91,512
Petroleo Brasileiro SA
- Petrobras 268,161 2,588,373
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 49,452 959,369
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 67,157 1,151,742
Porto Seguro SA 6,400 68,905
Raia Drogasil SA 118,122 429,649
ΩRede D'Or Sao Luiz SA 81,695 556,999
#Suzano SA, Sponsored ADR 30,765 262,118
TIM SA 16,100 61,572
TIM SA, ADR 19,754 378,684
Ultrapar Participacoes SA 20,900 135,956
Ultrapar Participacoes SA,
Sponsored ADR 7,000 45,500
Vale SA, Class B, Sponsored
ADR 25,511 384,195
Vibra Energia SA 117,993 837,225
WEG SA 103,373 960,351
TOTAL BRAZIL 10,682,217
CHILE — (0.5%)
Banco de Chile 1,533,677 319,975
Banco de Chile, Sponsored
ADR 9,290 384,141
Banco Santander Chile 342,702 29,894
Banco Santander Chile,
Sponsored ADR 13,631 471,769
Embotelladora Andina SA,
Sponsored ADR 844 25,362
Falabella SA 28,328 189,651
Latam Airlines Group SA 5,088,493 135,587
#Latam Airlines Group SA,
ADR 9,225 486,711
Sociedad Quimica y Minera de
Chile SA, Sponsored ADR 1,462 98,042
TOTAL CHILE 2,141,132
Shares Value
CHINA — (21.8%)
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 12,900 $ 38,031
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 10,000 20,153
*Air China, Ltd., Class H 340,000 185,141
Aluminum Corp. of China, Ltd.,
Class H 770,000 830,723
Angel Yeast Co., Ltd., Class A 5,000 31,036
Anhui Anfu Battery Technology
Co., Ltd. 3,500 19,419
Anhui Yingjiagongjiu Co., Ltd. 800 4,604
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 1,328 46,679
Anker Innovations Technology
Co., Ltd., Class A 3,800 68,653
ANTA Sports Products, Ltd. 253,200 2,549,242
Apeloa Pharmaceutical Co.,
Ltd., Class A 15,300 45,809
APT Medical, Inc., Class A 1,267 42,662
Autel Intelligent Technology
Corp., Ltd., Class A 2,727 11,843
Avary Holding Shenzhen Co.,
Ltd., Class A 2,300 27,756
Bank of Chengdu Co., Ltd.,
Class A 9,000 24,654
*Baoding Tianwei Baobian
Electric Co., Ltd. 22,100 38,909
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 38,100 16,643
Beijing Jetsen Technology Co.,
Ltd., Class A 45,300 34,209
*Beijing United Information
Technology Co., Ltd., Class A 11,100 31,689
BOE Technology Group Co.,
Ltd., Class A 82,000 66,903
*Bohai Leasing Co., Ltd.,
Class A 78,300 52,753
BTG Hotels Group Co., Ltd.,
Class A 14,800 27,415
BYD Co., Ltd. 243,700 2,925,979
Castech , Inc., Class A 1,100 7,986
Cheng De Lolo Co., Ltd.,
Class A 500 666
Chengdu Wintrue Holding Co.,
Ltd., Class A 3,500 6,250
Chifeng Jilong Gold Mining
Group, Ltd., Class A 20,800 121,842
China Coal Energy Co., Ltd.,
Class H 114,000 155,700
China Coal Xinji Energy Co.,
Ltd., Class A 43,100 62,479

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
*China Eastern Airlines Corp.,
Ltd., Class H 308,000 $ 128,831
China Hongqiao Group, Ltd. 565,500 1,769,712
China Jushi Co., Ltd., Class A 1,000 5,603
China Merchants Energy
Shipping Co., Ltd., Class A 6,200 15,414
China National Nuclear Power
Co., Ltd., Class A 45,400 60,906
China Pacific Insurance Group
Co., Ltd., Class H 195,000 759,947
China Resources Beer
Holdings Co., Ltd. 302,000 911,207
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 10,200 24,573
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 6,600 25,791
ΩChina Resources Mixc
Lifestyle Services, Ltd. 136,600 695,403
#China Shenhua Energy Co.,
Ltd., Class H 117,500 651,213
*China Southern Airlines Co.,
Ltd., Class H 368,000 165,191
China Taiping Insurance
Holdings Co., Ltd. 6,800 19,095
ΩChina Tower Corp., Ltd.,
Class H 925,500 1,183,785
China Tungsten And Hightech
Materials Co., Ltd., Class A 11,400 83,575
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 9,200 30,270
Chow Tai Fook Jewellery
Group, Ltd. 372,800 588,086
Chow Tai Seng Jewellery Co.,
Ltd., Class A 1,600 3,061
CMOC Group, Ltd., Class H 696,000 1,499,112
CNOOC Energy Technology &
Services, Ltd., Class A 56,000 32,339
COFCO Sugar Holding Co.,
Ltd., Class A 29,500 54,821
Contemporary Amperex
Technology Co., Ltd., Class A 28,748 1,682,720
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 35,600 59,620
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 16,128 45,016
Double Medical Technology,
Inc., Class A 400 2,559
ENN Natural Gas Co., Ltd.,
Class A 11,900 31,365
Eoptolink Technology, Inc.,
Ltd., Class A 7,056 413,754
EverProX Technologies Co.,
Ltd., Class A 1,100 22,885
Fibocom Wireless, Inc., Class
A 4,000 12,261
Focus Media Information
Technology Co., Ltd., Class A 91,200 75,894
Shares Value
CHINA — (Continued)
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 10,372 $ 59,037
Foxconn Industrial Internet
Co., Ltd., Class A 74,400 624,645
Fujian Sunner Development
Co., Ltd., Class A 7,400 18,321
Fulin Precision Co., Ltd., Class
A 5,600 12,952
ΩFuyao Glass Industry Group
Co., Ltd., Class H 114,000 863,548
G-bits Network Technology
Xiamen Co., Ltd., Class A 1,000 57,653
Goneo Group Co., Ltd., Class
A 4,878 30,142
Gree Electric Appliances, Inc.
of Zhuhai, Class A 18,000 112,743
Guangdong Aofei Data
Technology Co., Ltd., Class A 2,800 9,271
Guangdong Haid Group Co.,
Ltd., Class A 10,700 78,364
Guangdong Hongda Holdings
Group Co., Ltd., Class A 800 3,322
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 21,900 47,215
Guangdong TCL Smart Home
Appliances Co., Ltd. 6,600 10,359
Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 5,500 33,505
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 600 5,317
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 1,000 5,292
Guizhou Chanhen Chemical
Corp., Class A 2,300 11,773
Guocheng Mining Co., Ltd.,
Class A 8,000 33,050
H World Group, Ltd. 221,200 938,780
H World Group, Ltd.,
Sponsored ADR 320 13,661
ΩHaidilao International
Holding, Ltd. 135,000 204,697
Haier Smart Home Co., Ltd.,
Class A 29,600 85,309
*Hainan Airlines Holding Co.,
Ltd., Class A 192,900 39,132
Hainan Strait Shipping Co.,
Ltd., Class A 30,900 30,747
Hangcha Group Co., Ltd.,
Class A 11,200 46,585
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 1,400 53,824
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 5,900 20,085
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 7,100 40,718
Hefei Meiya Optoelectronic
Technology, Inc., Class A 10,400 24,378

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Henan Lingrui Pharmaceutical
Co., Class A 5,700 $ 19,412
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 26,300 101,525
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 22,400 86,205
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 20,200 62,185
Hengli Petrochemical Co., Ltd.,
Class A 51,200 126,760
Hithink RoyalFlush Information
Network Co., Ltd., Class A 6,020 209,444
HLA Group Corp., Ltd., Class
A 22,100 20,616
Hongfa Technology Co., Ltd.,
Class A 1,960 10,306
Huaming Power Equipment
Co., Ltd., Class A 6,200 18,756
Hubei Yihua Chemical Industry
Co., Ltd., Class A 7,800 15,165
Hubei Zhenhua Chemical Co.,
Ltd. 2,700 12,450
Huizhou Desay Sv Automotive
Co., Ltd., Class A 2,400 32,855
Hunan Gold Corp., Ltd., Class
A 16,360 55,838
* Hybio Pharmaceutical Co.,
Ltd., Class A 1,200 3,749
*Hytera Communications
Corp., Ltd., Class A 10,000 12,186
Inner Mongolia Berun
Chemical Co., Ltd., Class A 51,600 45,691
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 17,500 69,913
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 22,200 104,534
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 18,500 74,237
*J&T Global Express, Ltd. 250,400 322,196
Jack Technology Co., Ltd.,
Class A 1,200 7,660
Jafron Biomedical Co., Ltd.,
Class A 600 1,652
JCHX Mining Management
Co., Ltd., Class A 8,600 94,540
Ω*JD Logistics, Inc. 381,900 731,501
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 8,800 15,337
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 2,400 8,277
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 1,400 5,950
*Jiangsu Lopal Tech Group
Co., Ltd., Class A 400 1,104
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 1,800 12,889
Shares Value
CHINA — (Continued)
Jiangsu Pacific Quartz Co.,
Ltd., Class A 6,800 $ 42,270
Jiangsu Shemar Electric Co.,
Ltd. 1,100 6,861
Jiangsu ToLand Alloy Co.,
Ltd., Class A 300 1,234
Jiangsu Xinquan Automotive
Trim Co., Ltd. 9,100 52,012
Jiaze Renewables Co., Ltd. 2,800 1,920
Jinduicheng Molybdenum Co.,
Ltd., Class A 44,600 138,620
Juneyao Airlines Co., Ltd.,
Class A 26,800 43,930
* KingClean Electric Co., Ltd.,
Class A 11,800 48,749
Kingnet Network Co., Ltd.,
Class A 23,800 60,580
ΩKuaishou Technology, Class
B 520,800 2,902,336
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,400 9,451
Kweichow Moutai Co., Ltd.,
Class A 4,100 819,951
LB Group Co., Ltd., Class A 20,700 50,207
Lenovo Group, Ltd. 1,520,000 4,624,975
Loncin Motor Co., Ltd., Class A 2,200 4,792
*Lotus Holdings Co., Ltd. 2,400 2,889
Luxi Chemical Group Co., Ltd.,
Class A 11,100 20,775
Luxshare Precision Industry
Co., Ltd., Class A 44,900 382,156
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 37,200 26,330
Midea Group Co., Ltd., Class A 23,000 298,339
#*MMG, Ltd. 716,000 766,073
Muyuan Foods Group Co.,
Ltd., Class A 34,500 200,561
NAURA Technology Group
Co., Ltd., Class A 1,755 178,530
NBTM New Materials Group
Co., Ltd., Class A 6,800 26,643
NetEase, Inc. 75,900 2,011,327
NetEase, Inc., Sponsored ADR 35,400 4,717,758
New China Life Insurance Co.,
Ltd., Class H 193,300 1,192,102
New Hope Dairy Co., Ltd.,
Class A 5,900 15,935
Neway Valve Suzhou Co.,
Ltd., Class A 8,400 56,693
Ningbo Boway Alloy Material
Co., Ltd. 13,000 32,108
Ningbo Deye Technology
Corp., Class A 5,680 68,807
Ningbo Huaxiang Electronic
Co., Ltd., Class A 7,600 21,112
Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 6,400 12,471
Ningbo Joyson Electronic
Corp., Class A 20,900 63,752

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Ningbo Orient Wires & Cables
Co., Ltd., Class A 600 $ 3,656
Ningbo Tuopu Group Co., Ltd.,
Class A 4,400 30,394
Ningxia Baofeng Energy Group
Co., Ltd., Class A 55,300 190,709
*NIO, Inc., Class A 198,250 981,441
ΩNongfu Spring Co., Ltd.,
Class H 255,200 1,424,793
North Copper Co., Ltd., Class
A 26,800 53,256
*OFILM Group Co., Ltd., Class
A 35,000 37,418
*PDD Holdings, Inc.,
Sponsored ADR 45,007 3,985,820
PetroChina Co., Ltd., Class H 2,048,000 2,596,042
POCO Holding Co., Ltd., Class
A 560 4,817
Ω#Pop Mart International
Group, Ltd. 57,600 1,194,368
Qingdao TGOOD Electric Co.,
Ltd., Class A 5,800 30,145
Rockchip Electronics Co., Ltd.,
Class A 1,400 38,973
Rongsheng Petrochemical
Co., Ltd., Class A 44,500 81,443
Sailun Group Co., Ltd., Class
A 27,200 57,031
Satellite Chemical Co., Ltd.,
Class A 24,570 92,373
SF Holding Co., Ltd. 63,600 274,300
SF Holding Co., Ltd., Class A 39,800 206,208
Shaanxi Coal Industry Co.,
Ltd., Class A 63,300 232,452
ΩShandong Gold Mining Co.,
Ltd., Class H 62,000 159,396
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 6,960 53,776
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 10,140 32,357
Shandong Sun Paper Industry
JSC, Ltd., Class A 16,500 35,573
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 1,000 8,378
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 4,982 82,033
Shanghai AtHub Co., Ltd.,
Class A 5,208 18,724
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 9,960 14,158
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 300 1,134
Shanghai Huafon Aluminium
Corp., Class A 10,800 25,075
Shanghai Zhonggu Logistics
Co., Ltd., Class A 26,400 42,141
Shanjin International Gold Co.,
Ltd., Class A 16,500 57,122
Shares Value
CHINA — (Continued)
Shannon Semiconductor
Technology Co., Ltd. 1,400 $ 30,223
Shantui Construction
Machinery Co., Ltd., Class A 14,300 23,991
Shanxi Coal International
Energy Group Co., Ltd., Class
A 25,700 48,063
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 600 11,305
Sharetronic Data Technology
Co., Ltd. 2,156 68,909
Shengda Resources Co., Ltd.,
Class A 400 1,504
Shengyi Electronics Co., Ltd.,
Class A 1,903 26,629
Shengyi Technology Co., Ltd.,
Class A 8,600 134,525
Shennan Circuits Co., Ltd.,
Class A 3,390 154,607
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 3,161 19,883
Shenzhen Envicool
Technology Co., Ltd., Class A 4,394 30,873
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 7,300 29,812
Shenzhen Kedali Industry Co.,
Ltd., Class A 1,200 32,394
Shenzhen Kinwong Electronic
Co., Ltd., Class A 5,300 57,054
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 600 14,116
Shenzhen SC New Energy
Technology Corp., Class A 4,100 34,714
Shenzhen Sinexcel Electric
Co., Ltd. 3,300 16,609
Shenzhen Sunlord Electronics
Co., Ltd., Class A 4,800 30,420
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 9,652 37,574
* Shuangliang Eco-Energy
Systems Co., Ltd., Class A 5,200 3,126
*Sichuan Hongda Co., Ltd. 9,600 17,840
Sichuan Injet Electric Co., Ltd.,
Class A 100 649
Sieyuan Electric Co., Ltd.,
Class A 200 4,635
Skshu Paint Co., Ltd., Class A 5,056 17,534
SPIC Hydropower Co., Ltd.,
Class A 800 1,495
Spring Airlines Co., Ltd., Class
A 12,300 85,601
STO Express Co., Ltd., Class
A 22,900 47,811
Sumec Corp., Ltd., Class A 21,600 35,758
Sungrow Power Supply Co.,
Ltd., Class A 13,360 204,493
Sunny Optical Technology
Group Co., Ltd. 4,600 32,880

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Sunresin New Materials Co.,
Ltd., Class A 6,200 $ 53,771
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 3,116 18,825
*Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 5,000 126,958
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 7,644 193,562
TCL Technology Group Corp.,
Class A 16,200 11,346
Tencent Holdings, Ltd. 339,400 20,567,599
Tianshan Aluminum Group
Co., Ltd., Class A 55,000 107,501
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 1,500 8,591
Tingyi Cayman Islands Holding
Corp. 182,000 276,194
TongFu Microelectronics Co.,
Ltd., Class A 25,200 211,685
Tongling Nonferrous Metals
Group Co., Ltd., Class A 76,100 69,977
Unisplendour Corp., Ltd.,
Class A 2,400 12,399
Victory Giant Technology
Huizhou Co., Ltd., Class A 4,200 118,411
Vipshop Holdings, Ltd.,
Sponsored ADR 9,630 147,724
Wanhua Chemical Group Co.,
Ltd., Class A 22,900 252,655
Wens Foodstuff Group Co.,
Ltd., Class A 14,200 29,626
Western Mining Co., Ltd.,
Class A 38,200 217,432
Western Region Gold Co.,
Ltd., Class A 1,200 4,522
WUS Printed Circuit Kunshan
Co., Ltd., Class A 10,200 156,699
ΩWuXi AppTec Co., Ltd.,
Class H 49,000 1,004,170
Xiamen Amoytop Biotech Co.,
Ltd. 5,846 50,510
Xiamen Faratronic Co., Ltd.,
Class A 2,100 42,563
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 1,300 6,150
Xiamen Tungsten Co., Ltd.,
Class A 9,200 64,095
Xiamen Xiangyu Co., Ltd.,
Class A 2,200 2,183
Xinfengming Group Co., Ltd.,
Class A 10,100 29,223
Yangling Metron New Material,
Inc., Class A 280 655
Yankershop Food Co., Ltd.,
Class A 2,700 20,801
Shares Value
CHINA — (Continued)
Yankuang Energy Group Co.,
Ltd., Class H 573,800 $ 867,842
Yealink Network Technology
Corp., Ltd., Class A 15,200 87,553
Yifeng Pharmacy Chain Co.,
Ltd., Class A 600 2,019
Yizumi Holdings Co., Ltd.,
Class A 2,100 6,636
Yonfer Agricultural Technology
Co., Ltd., Class A 7,200 14,926
YTO Express Group Co., Ltd.,
Class A 17,400 48,592
Yum China Holdings, Inc. 37,900 1,801,816
Yum China Holdings, Inc. 29,014 1,397,895
Yunnan Aluminium Co., Ltd.,
Class A 29,400 115,887
Yunnan Copper Co., Ltd.,
Class A 17,100 40,057
Yunnan Tin Co., Ltd., Class A 12,300 62,106
Yunnan Yuntianhua Co., Ltd.,
Class A 26,000 114,997
Zhaojin Mining Industry Co.,
Ltd., Class H 26,000 70,292
Zhejiang Century Huatong
Group Co., Ltd., Class A 40,100 80,397
Zhejiang Cfmoto Power Co.,
Ltd., Class A 600 27,206
Zhejiang Chint Electrics Co.,
Ltd., Class A 3,400 12,697
Zhejiang Dingli Machinery Co.,
Ltd., Class A 3,100 27,083
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 15,100 23,611
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 27,700 20,836
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 1,800 10,637
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 10,200 58,300
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 5,300 11,317
Zhejiang Juhua Co., Ltd.,
Class A 16,200 94,800
Zhejiang Lante Optics Co., Ltd. 2,614 22,949
Zhejiang NHU Co., Ltd., Class
A 20,600 91,540
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 5,000 27,786
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 6,000 53,573
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 1,700 9,671
Zhejiang Supor Co., Ltd.,
Class A 5,700 36,791
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 18,600 42,139

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Yinlun Machinery
Co., Ltd., Class A 7,100 $ 40,413
Zhongji Innolight Co., Ltd.,
Class A 5,600 747,957
Zhongjin Gold Corp., Ltd.,
Class A 25,500 86,883
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 5,500 17,705
*Zhuzhou Smelter Group Co.,
Ltd. 10,700 35,966
Zijin Mining Group Co., Ltd.,
Class H 1,076,000 4,561,090
ZTO Express Cayman, Inc. 64,300 1,531,733
TOTAL CHINA 92,659,502
COLOMBIA — (0.2%)
Grupo Cibest SA 11,578 329,024
Grupo Cibest SA, ADR 5,354 495,352
TOTAL COLOMBIA 824,376
CZECHIA — (0.1%)
CEZ A/S 6,369 409,719
ΩMoneta Money Bank A/S 2,215 20,242
Philip Morris CR A/S 51 45,442
TOTAL CZECHIA 475,403
GREECE — (0.5%)
Allwyn AG 14,345 220,172
Athens International Airport SA 4,296 52,196
Cenergy Holdings SA 4,900 120,759
Eurobank SA 12,250 62,719
Hellenic Telecommunications
Organization SA 14,248 328,188
Metlen Energy & Metals PLC 12,116 640,685
Motor Oil Hellas Corinth
Refineries SA 8,617 503,646
Titan SA 3,182 190,741
TOTAL GREECE 2,119,106
HUNGARY — (0.4%)
*MOL Hungarian Oil & Gas
PLC 23,595 337,292
OTP Bank Nyrt 9,063 1,339,036
Richter Gedeon Nyrt 1,555 57,903
TOTAL HUNGARY 1,734,231
INDIA — (11.5%)
3M India, Ltd. 247 89,608
ABB India, Ltd. 2,436 185,977
Adani Ports & Special
Economic Zone, Ltd. 17,888 318,053
*Adani Power, Ltd. 205,518 455,149
Ajanta Pharma, Ltd. 1,059 38,460
Apar Industries, Ltd. 2,484 373,531
APL Apollo Tubes, Ltd. 22,752 433,865
Apollo Hospitals Enterprise,
Ltd. 12,732 1,195,205
Ashok Leyland, Ltd. 436,226 759,755
Asian Paints, Ltd. 13,980 402,528
Axis Bank, Ltd. 1,953 25,166
Bajaj Auto, Ltd. 4,358 526,189
Shares Value
INDIA — (Continued)
Berger Paints India, Ltd. 19,648 $ 107,172
Bharat Electronics, Ltd. 388,039 1,577,330
Bharat Forge, Ltd. 27,124 625,346
Bharti Airtel, Ltd. 192,276 3,973,885
Bharti Hexacom , Ltd. 626 10,547
Blue Star, Ltd. 5,703 100,486
Britannia Industries, Ltd. 11,636 660,550
BSE, Ltd. 22,909 875,447
CG Power & Industrial
Solutions, Ltd. 50,210 454,345
Colgate-Palmolive India, Ltd. 11,715 254,902
Coromandel International, Ltd. 554 12,040
CRISIL, Ltd. 1,224 55,928
Cummins India, Ltd. 15,845 916,507
Divi's Laboratories, Ltd. 2,856 241,135
Dixon Technologies India, Ltd. 1,992 293,304
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 6,774 80,272
ΩEndurance Technologies,
Ltd. 1,452 41,975
*FSN E-Commerce Ventures,
Ltd. 127,854 446,749
GE Vernova T&D India, Ltd. 15,658 709,472
GlaxoSmithKline
Pharmaceuticals, Ltd. 4,127 114,855
Glenmark Pharmaceuticals,
Ltd. 24,522 574,120
HCL Technologies, Ltd. 63,772 900,220
ΩHDFC Asset Management
Co., Ltd. 24,035 658,919
Hero MotoCorp, Ltd. 17,344 979,037
Hindalco Industries, Ltd. 80,304 820,125
Hindustan Aeronautics, Ltd. 13,783 671,202
Hindustan Copper, Ltd. 4,593 23,664
Hindustan Unilever, Ltd. 38,837 855,297
Hitachi Energy India, Ltd. 322 108,582
Hyundai Motor India, Ltd. 16,310 372,763
Indian Bank 8,866 77,728
Indian Railway Catering &
Tourism Corp., Ltd. 17,180 88,191
*Indus Towers, Ltd. 213,303 874,315
Infosys, Ltd. 122,602 1,452,104
#Infosys, Ltd., Sponsored ADR 26,787 322,248
ΩInterGlobe Aviation, Ltd. 19,845 1,075,496
ITC, Ltd. 130,131 383,240
Jindal Stainless, Ltd. 11,193 86,198
Jindal Steel, Ltd. 51,961 600,344
JK Cement, Ltd. 2,871 163,808
JSW Steel, Ltd. 37,736 502,277
Jubilant Foodworks , Ltd. 7,774 35,707
Kalyan Jewellers India, Ltd. 4,469 28,693
KEI Industries, Ltd. 1,060 55,536
ΩL&T Technology Services,
Ltd. 2,503 93,268
ΩLaurus Labs, Ltd. 8,657 164,784
Lloyds Metals & Energy, Ltd. 13,351 286,428
ΩLTM, Ltd. 6,617 302,510
Lupin, Ltd. 39,818 1,007,813
Mahindra & Mahindra, Ltd. 31,390 1,118,052

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
INDIA — (Continued)
Marico, Ltd. 51,713 $ 471,875
Mphasis, Ltd. 10,870 266,843
Multi Commodity Exchange of
India, Ltd. 14,808 417,818
Narayana Hrudayalaya , Ltd. 8,036 170,902
National Aluminium Co., Ltd. 145,508 533,827
Nestle India, Ltd. 53,492 846,319
ΩNippon Life India Asset
Management, Ltd. 20,808 253,277
NMDC, Ltd. 309,265 275,637
Oracle Financial Services
Software, Ltd. 2,927 343,148
Page Industries, Ltd. 628 265,739
Persistent Systems, Ltd. 13,866 806,398
Petronet LNG, Ltd. 35,448 104,302
Pidilite Industries, Ltd. 36,395 614,651
Polycab India, Ltd. 7,015 669,518
Procter & Gamble Hygiene &
Health Care, Ltd. 394 35,487
Radico Khaitan , Ltd. 2,372 107,912
Samvardhana Motherson
International, Ltd. 204,955 323,817
Schaeffler India, Ltd. 2,794 119,449
Siemens Energy India, Ltd. 528 17,878
Solar Industries India, Ltd. 2,853 549,909
Steel Authority of India, Ltd. 26,142 46,311
*Suzlon Energy, Ltd. 714,796 359,664
Tata Communications, Ltd. 14,930 274,832
Tata Consultancy Services,
Ltd. 13,249 328,479
Tata Motors Passenger
Vehicles, Ltd. 178,636 636,080
Tata Motors, Ltd. 184,188 843,194
Tata Steel, Ltd. 94,061 186,998
Tata Steel, Ltd., GDR 12 242
Tech Mahindra, Ltd. 62,105 1,074,820
Titan Co., Ltd. 24,314 1,242,316
Torrent Pharmaceuticals, Ltd. 13,804 741,139
Trent, Ltd. 21,134 665,793
TVS Motor Co., Ltd. 26,308 1,189,216
United Spirits, Ltd. 24,750 393,214
UNO Minda, Ltd. 14,062 173,979
Varun Beverages, Ltd. 120,832 560,122
Vedanta Aluminium Metal, Ltd. 199,557 949,943
*Vedanta Iron and Steel, Ltd. 199,557 67,512
*Vedanta Oil and Gas, Ltd. 199,557 74,331
*Vedanta Power, Ltd. 199,557 72,197
Vedanta, Ltd. 199,557 552,669
Zydus Lifesciences, Ltd. 9,232 109,025
TOTAL INDIA 48,775,184
INDONESIA — (0.4%)
ANTAM Persero TBK PT 1,188,700 190,255
Bank Central Asia TBK PT 1,423,400 500,334
Bank Mandiri Persero TBK PT 448,300 104,389
Charoen Pokphand Indonesia
TBK PT 241,500 44,156
Cisarua Mountain Dairy PT
TBK 117,300 29,987
Shares Value
INDONESIA — (Continued)
* Energi Mega Persada TBK PT 809,100 $ 58,005
* Impack Pratama Industri TBK
PT 22,400 1,923
Medco Energi Internasional
TBK PT 795,900 56,837
* Petrindo Jaya Kreasi TBK PT 874,400 32,315
* Petrosea TBK PT 200,400 52,456
PT TIMAH Persero TBK 83,600 17,655
Sumber Alfaria Trijaya TBK PT 1,018,400 74,991
Triputra Agro Persada PT 104,000 10,114
Unilever Indonesia TBK PT 335,800 32,751
United Tractors TBK PT 261,600 348,189
XLSMART Telecom Sejahtera
TBK PT 781,700 105,999
TOTAL INDONESIA 1,660,356
KOREA, REPUBLIC OF — (20.9%)
* Alteogen , Inc. 728 157,528
Caregen Co., Ltd. 52 2,028
* Celltrion , Inc. 247 32,346
Cheil Worldwide, Inc. 8,739 116,034
CJ Corp. 1,853 168,183
Classys , Inc. 3,006 86,762
Coway Co., Ltd. 8,932 573,247
Daeduck Electronics Co., Ltd. 238 16,159
DB HiTek Co., Ltd. 986 57,471
DB Insurance Co., Ltd. 1,481 163,090
Doosan Bobcat, Inc. 1,403 58,848
Doosan Co., Ltd. 34 27,902
*Doosan Enerbility Co., Ltd. 7,611 358,209
F&F Co., Ltd. 913 51,551
#GS Holdings Corp. 6,868 428,738
GS P&L Co., Ltd. 621 15,354
Hana Financial Group, Inc. 3,918 344,615
Hankook Tire & Technology
Co., Ltd. 2,711 128,543
Hanmi Pharm Co., Ltd. 618 144,563
#Hanmi Semiconductor Co.,
Ltd. 5,106 768,210
Hanwha Aerospace Co., Ltd. 2,197 1,413,095
*Hanwha Engine 4,774 130,760
*Hanwha Ocean Co., Ltd. 2,183 130,456
*Hanwha Vision Co., Ltd. 1,867 55,000
#HD Hyundai Co., Ltd. 1,947 272,583
HD Hyundai Electric Co., Ltd. 2,711 1,300,641
#HD Hyundai Heavy Industries
Co., Ltd. 1,297 437,579
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 7,257 1,957,155
HPSP Co., Ltd. 6,107 148,209
* Hugel , Inc. 205 33,431
Hyosung Heavy Industries
Corp. 579 981,583
Hyundai Autoever Corp. 656 167,716
Hyundai Glovis Co., Ltd. 6,199 869,608
Hyundai Rotem Co., Ltd. 8,773 822,719
Iljin Electric Co., Ltd. 3,403 124,119
IsuPetasys Co., Ltd. 6,307 329,573
JB Financial Group Co., Ltd. 10,866 201,589

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Jusung Engineering Co., Ltd. 538 $ 46,981
JYP Entertainment Corp. 2,267 68,692
KB Financial Group, Inc. 1,032 121,970
KEPCO Plant Service &
Engineering Co., Ltd. 2,553 80,492
KIWOOM Securities Co., Ltd. 2,063 424,697
#Korea Aerospace Industries,
Ltd. 6,123 546,719
Korea Investment Holdings
Co., Ltd. 1,291 186,990
Korea Zinc Co., Ltd. 44 30,831
Korean Air Lines Co., Ltd. 31,512 572,463
* Krafton , Inc. 1,748 297,934
KT&G Corp. 618 77,635
LEENO Industrial, Inc. 4,727 212,528
*LG Display Co., Ltd. 44,972 290,518
LG Electronics, Inc. 17,238 1,959,935
LG Innotek Co., Ltd. 2,487 896,625
LG Uplus Corp. 35,045 363,306
LIG Defense&Aerospace Co.,
Ltd. 1,495 732,977
LS Corp. 205 38,392
LS Electric Co., Ltd. 8,722 1,130,550
#*Meritz Financial Group, Inc. 13,011 1,131,629
Mirae Asset Securities Co.,
Ltd. 3,020 73,186
NH Investment & Securities
Co., Ltd. 2,838 56,732
Orion Corp. 3,182 294,162
PharmaResearch Co., Ltd. 700 166,199
Poongsan Corp. 492 24,571
Posco International Corp. 330 12,082
S-1 Corp. 1,700 84,899
Ω*Samsung Biologics Co., Ltd. 1,067 1,111,380
#Samsung E&A Co., Ltd. 23,882 733,697
Samsung Electro-Mechanics
Co., Ltd. 116 92,917
Samsung Electronics Co., Ltd. 14,008 2,579,154
Samsung Electronics Co., Ltd.,
GDR 3,376 14,138,688
*Samsung Episholdings Co.,
Ltd. 70 18,412
Samsung Fire & Marine
Insurance Co., Ltd. 1,238 548,794
#*Samsung Heavy Industries
Co., Ltd. 53,562 802,096
Samsung Securities Co., Ltd. 964 67,481
#Samyang Foods Co., Ltd. 499 408,804
Sanil Electric Co., Ltd. 1,013 101,748
Silicon2 Co., Ltd. 1,246 29,671
*SK Biopharmaceuticals Co.,
Ltd. 3,599 199,426
SK hynix , Inc. 37,184 44,807,542
SM Entertainment Co., Ltd. 72 3,454
S-Oil Corp. 334 29,822
Woori Financial Group, Inc. 3,275 77,183
Shares Value
KOREA, REPUBLIC OF — (Continued)
Woori Financial Group, Inc.,
ADR 3,882 $ 267,586
TOTAL KOREA, REPUBLIC
OF 89,016,747
KUWAIT — (0.6%)
Boursa Kuwait Securities Co.
KPSC 12,683 114,983
Kuwait Finance House KSCP 648,810 1,646,141
Kuwait Telecommunications
Co. 52,733 106,864
Mobile Telecommunications
Co. KSCP 377,389 728,187
TOTAL KUWAIT 2,596,175
MALAYSIA — (1.1%)
99 Speed Mart Retail Holdings
BHD 80,800 72,367
Axiata Group BHD 403,600 196,541
Bursa Malaysia BHD 34,800 73,236
CELCOMDIGI BHD 211,200 154,013
*Chin Hin Group BHD 68,200 35,047
CIMB Group Holdings BHD 200,400 386,922
#Fraser & Neave Holdings
BHD 16,100 109,920
Frontken Corp. BHD 116,800 148,912
Genting Malaysia BHD 104,900 44,922
#Heineken Malaysia BHD 15,500 72,749
Kelington Group BHD 12,000 24,402
KPJ Healthcare BHD 237,200 179,939
Kuala Lumpur Kepong BHD 26,380 135,693
Maxis BHD 261,600 236,858
Ω#MR. D.I.Y. Group M BHD 369,700 142,941
Nestle Malaysia BHD 4,800 118,752
Petronas Dagangan BHD 41,000 195,845
#Press Metal Aluminium
Holdings BHD 209,100 407,301
Public Bank BHD 159,800 202,170
QL Resources BHD 187,050 183,091
#Scientex BHD 30,700 27,796
SD Guthrie BHD 141,300 227,173
Sime Darby BHD 373,000 197,157
Sunway Construction Group
BHD 46,100 89,346
*Sunway Healthcare Holdings
BHD 14,000 6,612
TIME dotCom BHD 92,500 135,813
United Plantations BHD 26,900 221,967
*UWC BHD 4,200 6,526
ViTrox Corp. BHD 1,600 3,406
Westports Holdings BHD 107,191 187,024
Yinson Holdings BHD 93,391 44,564
YTL Corp. BHD 474,200 225,119
#Zetrix Ai BHD 278,365 50,748
TOTAL MALAYSIA 4,544,872
MEXICO — (1.5%)
America Movil SAB de CV,
ADR 44,137 1,118,873
America Movil SAB de CV,
Class B 468,254 595,627

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
MEXICO — (Continued)
Gruma SAB de CV, Class B 20,885 $ 310,836
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 27,819 370,906
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 4,722 102,475
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 3,486 757,682
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 1,946 536,356
Grupo Bimbo SAB de CV,
Class A 15,600 55,709
Grupo Comercial Chedraui SA
de CV 12,754 66,489
Grupo Mexico SAB de CV,
Class B 20,900 250,216
Industrias Penoles SAB de CV 26,762 1,229,790
Kimberly-Clark de Mexico SAB
de CV, Class A 166,616 386,041
Wal-Mart de Mexico SAB de
CV 222,985 645,806
TOTAL MEXICO 6,426,806
PHILIPPINES — (0.4%)
Bank of the Philippine Islands 1,067 1,786
BDO Unibank, Inc. 25,193 51,234
China Banking Corp. 870 754
DMCI Holdings, Inc. 71,000 8,478
Globe Telecom, Inc. 1,232 36,425
International Container
Terminal Services, Inc. 84,990 1,336,906
PLDT, Inc. 7,705 153,043
#PLDT, Inc., Sponsored ADR 3,392 66,788
TOTAL PHILIPPINES 1,655,414
POLAND — (1.4%)
Alior Bank SA 11,760 432,274
Ω*Allegro.eu SA 77,515 931,509
Bank Handlowy w Warszawie
SA 2,505 81,372
*Bank Millennium SA 55,616 306,947
Bank Polska Kasa Opieki SA 9,543 625,850
*Benefit Systems SA 206 297,163
Budimex SA 1,205 232,219
Ω*Dino Polska SA 22,083 188,715
Erste Bank Polska SA 36 7,068
Grupa Kety SA 383 127,892
#ING Bank Slaski SA 3,286 388,871
Inter Cars SA 172 42,961
LPP SA 103 597,628
*mBank SA 1,522 549,496
ORLEN SA 3,812 150,753
Pepco Group NV 15,036 184,687
*PGE Polska Grupa
Energetyczna SA 24,457 66,052
Powszechna Kasa
Oszczednosci Bank Polski SA 4,820 144,108
Shares Value
POLAND — (Continued)
Powszechny Zaklad
Ubezpieczen SA 10,659 $ 202,394
Tauron Polska Energia SA 136,514 328,649
ΩXTB SA 192 7,628
Zabka Group SA 21,621 183,669
TOTAL POLAND 6,077,905
QATAR — (0.5%)
* Estithmar Holding QPSC 4,622 5,357
Ooredoo QPSC 127,282 436,975
Qatar Gas Transport Co., Ltd. 30,869 35,014
Qatar National Bank QPSC 366,178 1,666,457
Vodafone Qatar PQSC 4,908 3,479
TOTAL QATAR 2,147,282
SAUDI ARABIA — (2.2%)
Ades Holding Co. 46,878 207,709
Al Rajhi Bank 16,717 278,431
Aldrees Petroleum and
Transport Services Co. 5,179 158,452
Almarai Co. JSC 27,377 338,249
Arabian Internet &
Communications Services Co. 2,125 121,598
Astra Industrial Group Co. 4,195 135,607
Co. for Cooperative Insurance
(The) 11,150 363,997
Dr. Sulaiman Al Habib Medical
Services Group Co. 10,373 649,089
Electrical Industries Co. 66,040 248,826
Elm Co. 2,400 433,285
Etihad Etisalat Co. 68,012 1,125,535
Jamjoom Pharmaceuticals
Factory Co. 1,451 52,855
Jarir Marketing Co. 55,327 244,850
Mobile Telecommunications
Co. 15,479 42,659
* Rasan Information
Technology Co. 3,283 113,819
Riyadh Cables Group Co. 4,815 127,956
SAL Saudi Logistics Services 3,449 158,881
ΩSaudi Arabian Oil Co. 418,880 2,953,519
Saudi Telecom Co. 148,615 1,707,163
TOTAL SAUDI ARABIA 9,462,480
SOUTH AFRICA — (3.0%)
Anglogold Ashanti PLC 26,779 2,124,110
Anglogold Ashanti PLC 566 42,799
Bid Corp., Ltd. 6,066 165,943
Bidvest Group, Ltd. 7,130 106,864
Capitec Bank Holdings, Ltd. 3,439 979,488
Clicks Group, Ltd. 10,854 144,626
Gold Fields, Ltd. 16 520
Gold Fields, Ltd., Sponsored
ADR 66,096 2,142,832
Harmony Gold Mining Co., Ltd. 70,371 1,107,824
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 21,336 336,042
Mr. Price Group, Ltd. 2,935 30,158
MTN Group, Ltd. 161,850 2,004,344
OUTsurance Group, Ltd. 80,022 399,355
Shoprite Holdings, Ltd. 72,470 1,256,635

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Sibanye Stillwater, Ltd. 22,820 $ 49,470
Sibanye Stillwater, Ltd., ADR 102,194 903,395
Vodacom Group, Ltd. 109,860 1,062,276
TOTAL SOUTH AFRICA 12,856,681
TAIWAN — (26.0%)
Accton Technology Corp. 58,000 3,813,546
Advantech Co., Ltd. 32,000 557,443
#Airtac International Group 4,000 163,990
ASE Technology Holding Co.,
Ltd. 492,000 8,448,900
#ASE Technology Holding Co.,
Ltd., ADR 9,644 339,179
Asia Vital Components Co.,
Ltd. 33,000 2,368,885
ASPEED Technology, Inc. 4,400 1,977,475
Chenbro Micom Co., Ltd. 5,000 161,670
#China Airlines, Ltd. 454,000 314,663
Chroma ATE, Inc. 14,000 909,682
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 76,000 360,964
Compeq Manufacturing Co.,
Ltd. 184,046 962,399
Delta Electronics, Inc. 103,000 5,226,647
Elite Material Co., Ltd. 28,000 4,110,895
eMemory Technology, Inc. 7,000 536,062
#EVA Airways Corp. 545,000 730,174
Evergreen Marine Corp.
Taiwan, Ltd. 63,000 397,661
#EZconn Corp. 5,000 178,687
#Far EasTone
Telecommunications Co., Ltd. 302,000 981,157
#Fortune Electric Co., Ltd. 16,610 362,327
Getac Holdings Corp. 8,000 28,219
#Gigabyte Technology Co.,
Ltd. 54,000 562,239
Global Unichip Corp. 8,000 941,861
Globalwafers Co., Ltd. 13,000 343,915
Gold Circuit Electronics, Ltd. 55,000 1,349,516
Hotai Motor Co., Ltd. 4,000 69,062
International Games System
Co., Ltd. 36,000 864,383
Jentech Precision Industrial
Co., Ltd. 2,000 213,187
King Yuan Electronics Co., Ltd. 213,150 1,474,025
L&K Engineering Co., Ltd. 10,000 218,757
Lite-On Technology Corp. 59,000 381,540
MediaTek, Inc. 92,000 10,119,744
Nien Made Enterprise Co., Ltd. 11,000 129,676
Novatek Microelectronics
Corp. 80,000 1,284,693
#Powertech Technology, Inc. 125,000 910,842
#President Chain Store Corp. 100,000 693,091
#Quanta Computer, Inc. 338,000 3,048,578
#Realtek Semiconductor Corp. 65,000 1,373,650
TA Chen Stainless Pipe 55,026 73,552
Taiwan Mobile Co., Ltd. 284,000 988,582
Taiwan Semiconductor
Manufacturing Co., Ltd. 492,000 36,916,365
Shares Value
TAIWAN — (Continued)
Taiwan Union Technology
Corp. 13,000 $ 446,487
Tripod Technology Corp. 53,000 605,124
Unimicron Technology Corp. 60,150 1,464,713
#Uni-President Enterprises
Corp. 713,000 1,628,126
United Integrated Services
Co., Ltd. 27,000 918,964
United Microelectronics Corp. 416,000 1,557,474
#United Microelectronics
Corp., Sponsored ADR 193,554 3,683,333
Vanguard International
Semiconductor Corp. 155,445 728,671
VisEra Technologies Co., Ltd. 6,000 78,622
Wan Hai Lines, Ltd. 18,000 47,174
Winbond Electronics Corp. 1,889 7,598
#Wistron Corp. 330,000 1,797,085
Wiwynn Corp. 17,000 2,835,174
Yageo Corp. 16,000 248,523
TOTAL TAIWAN 110,934,951
THAILAND — (1.1%)
Advanced Info Service PCL
- NVDR 48,800 555,334
Advanced Info Service PCL,
Class F 35,000 398,293
Bangchak Corp. PCL - NVDR 49,600 66,470
Betagro PCL 26,800 17,175
Bumrungrad Hospital PCL
- NVDR 12,900 72,434
Bumrungrad Hospital PCL,
Class F 24,200 135,884
#Central Retail Corp. PCL,
Class F 205,000 164,221
Com7 PCL - NVDR 40,800 37,266
Com7 PCL, Class F 167,000 152,534
Delta Electronics Thailand PCL 150,700 1,254,611
#Delta Electronics Thailand
PCL - NVDR 5,100 42,459
Home Product Center PCL 270,500 52,654
Minor International PCL
- NVDR 153,500 108,486
Minor International PCL, Class
F 294,900 208,419
PTT Exploration & Production
PCL - NVDR 52,400 233,813
PTT Exploration & Production
PCL, Class F 52,000 232,028
PTT PCL - NVDR 63,700 73,443
#Thai Airways International
PCL - NVDR 101,400 17,005
#Thai Airways International
PCL, Class F 1,919,500 321,905
Thaifoods Group PCL, Class F 408,600 120,527
True Corp. PCL - NVDR, Class
R 936,126 403,690
TOTAL THAILAND 4,668,651
TURKEY — (0.4%)
Agesa Hayat ve Emeklilik A/S 180 920

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
TURKEY — (Continued)
Akbank TAS 184,782 $ 246,507
Anadolu Anonim Turk Sigorta
Sirketi 34,806 19,920
Anadolu Hayat Emeklilik A/S 740 1,791
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 31,407 195,283
BIM Birlesik Magazalar A/S 322 2,644
Coca-Cola Icecek A/S 68,425 131,092
Ford Otomotiv Sanayi A/S 602 1,015
* Gubre Fabrikalari TAS 5,415 45,405
Is Yatirim Menkul Degerler A/S 59,545 43,276
Ω*MLP Saglik Hizmetleri A/S,
Class B 6,420 54,710
Oyak Cimento Fabrikalari A/S 80,990 34,595
*Pegasus Hava Tasimaciligi
A/S 8,443 27,181
* Peker Gayrimenkul Yatirim
Ortakligi A/S 41,358 12,819
* Sasa Polyester Sanayi A/S – –
TAB Gida Sanayi Ve Ticaret
A/S 278 1,422
TAV Havalimanlari Holding A/S 12,529 71,642
*Turk Telekomunikasyon A/S 53,102 56,985
*Turk Traktor ve Ziraat
Makineleri A/S 1 4
Turkcell Iletisim Hizmetleri A/S 168,983 355,391
#Turkiye Garanti Bankasi A/S 32,065 83,258
#Turkiye Is Bankasi A/S 86,002 22,566
Turkiye Petrol Rafinerileri A/S 14,385 89,367
Turkiye Sigorta A/S 312,200 41,320
* Turkiye Vakiflar Bankasi TAO 93,408 57,431
* Yapi ve Kredi Bankasi A/S 237,467 163,692
TOTAL TURKEY 1,760,236
UNITED ARAB EMIRATES — (1.3%)
Abu Dhabi Islamic Bank PJSC 170,662 986,018
Abu Dhabi National Oil Co. for
Distribution PJSC 334,123 363,889
Shares Value
UNITED ARAB EMIRATES — (Continued)
ADNOC Drilling Co. PJSC 340,081 $ 538,900
Emaar Development PJSC 150,906 532,493
Emirates Integrated
Telecommunications Co. PJSC 134,205 444,329
Emirates NBD Bank PJSC 139,808 1,149,587
Emirates Telecommunications
Group Co. PJSC 234,081 1,297,618
Fertiglobe PLC 45,017 32,603
Salik Co. PJSC 219,754 318,311
TOTAL UNITED ARAB
EMIRATES 5,663,748
TOTAL COMMON STOCKS 418,883,455
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA -
Petrobras 1.170% 301,020 2,572,562
TOTAL BRAZIL 2,572,562
CHILE — (0.1%)
Embotelladora Andina SA
3.730% 47,420 236,468
TOTAL CHILE 236,468
COLOMBIA — (0.0%)
Grupo Cibest SA 3.030% 7,114 168,434
TOTAL COLOMBIA 168,434
INDIA — (0.0%)
TVS Motor Co., Ltd. 6.000% 100,172 10,971
TOTAL INDIA 10,971
TOTAL PREFERRED
STOCKS 2,988,435
TOTAL INVESTMENT SECURITIES — (99.0%)
(Cost $231,883,217) 421,871,890
SECURITIES LENDING COLLATERAL — (1.0%)
@§The DFA Short Term
Investment Fund 361,706 4,183,853
TOTAL INVESTMENTS — ( 100.0% )
(Cost $236,067,070) $ 426,055,743
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $18,921,869 which represented 4.5% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund

Dimensional Emerging Markets High Profitability ETF
continued
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 10,682,217 $ — $ — $ 10,682,217
Chile ......................... 2,141,132 — — 2,141,132
China ........................ 92,659,502 — — 92,659,502
Colombia ..................... 824,376 — — 824,376
Czechia ...................... 475,403 — — 475,403
Greece ....................... 2,119,106 — — 2,119,106
Hungary ...................... 1,734,231 — — 1,734,231
India ......................... 48,775,184 — — 48,775,184
Indonesia ..................... 1,660,356 — — 1,660,356
Korea, Republic of .............. 89,016,747 — — 89,016,747
Kuwait ....................... 2,596,175 — — 2,596,175
Malaysia ...................... 4,544,872 — — 4,544,872
Mexico ....................... 6,426,806 — — 6,426,806
Philippines .................... 1,655,414 — — 1,655,414
Poland ....................... 6,077,905 — — 6,077,905
Qatar ........................ 2,147,282 — — 2,147,282
Saudi Arabia ................... 9,462,480 — — 9,462,480
South Africa ................... 12,856,681 — — 12,856,681
Taiwan ....................... 110,934,951 — — 110,934,951
Thailand ...................... 17,005 4,651,646 — 4,668,651
Turkey ....................... 1,760,236 — — 1,760,236
United Arab Emirates ............ 5,663,748 — — 5,663,748
Preferred Stocks
Brazil ........................ 2,572,562 — — 2,572,562
Chile ......................... 236,468 — — 236,468
Colombia ..................... 168,434 — — 168,434
India ......................... 10,971 — — 10,971
Securities Lending Collateral ........ — 4,183,853 — 4,183,853
Total Investments .................
$417,220,244 $8,835,499 $— $426,055,743

Dimensional Emerging Markets Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.1%)
BRAZIL — (2.8%)
Anima Holding SA 161,100 $ 69,125
Armac Locacao Logistica E
Servicos SA 65,100 45,615
Azzas 2154 SA 29,031 93,824
Banco ABC Brasil SA 25,009 118,138
ΩBanco BMG SA 60,937 63,808
Banco Bradesco SA 609,427 2,210,689
Banco Bradesco SA 253,229 796,971
Banco Bradesco SA,
Sponsored ADR 464,362 1,676,347
Banco do Brasil SA 346,000 1,453,967
Banco Santander Brasil SA 701,436 3,951,285
#Banco Santander Brasil SA,
Sponsored ADR 66,900 379,323
Bemobi Mobile Tech SA 13,700 64,177
Blau Farmaceutica SA 26,900 45,534
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 5,700 21,361
Brava Energia 187,971 732,549
C&A MODAS SA 116,900 217,204
Camil Alimentos SA 49,100 45,325
Cia Brasileira de Aluminio 109,396 238,573
Cia de Ferro Ligas da Bahia
FERBASA 103,150 121,612
*Cia Siderurgica Nacional SA 62,723 59,752
Cogna Educacao SA 1,012,413 454,332
Cruzeiro do Sul Educacional
SA 71,500 63,328
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 143,800 604,845
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 23,754 95,238
ΩDesktop SA 25,936 94,950
*Dexco SA 199,411 200,171
*Diagnosticos da America SA 120,994 62,156
Dimed SA - Distribuidora da
Medicamentos 22,723 52,999
Embraer SA 36,519 624,553
Empreendimentos Pague
Menos S/A 193,817 121,311
Eucatex SA Industria e
Comercio 18,770 84,971
Even Construtora e
Incorporadora S/A 59,187 56,267
Ez Tec Empreendimentos e
Participacoes S/A 62,000 135,089
Fleury SA 72,636 245,044
Gerdau SA, Sponsored ADR 297,710 1,476,642
Grendene SA 139,653 103,077
Grupo Mateus SA 158,051 125,367
Grupo Multi SA 31,200 10,870
Grupo SBF SA 82,100 152,706
Shares Value
BRAZIL — (Continued)
GUARARAPES
CONFECCOES SA 80,300 $ 125,650
Hospital Mater Dei SA 8,400 8,002
Hypera SA 130,142 544,836
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 38,838 111,989
Iochpe Maxion SA 29,819 56,989
Irani Papel e Embalagem SA 38,866 62,040
IRB-Brasil Resseguros SA 43,549 480,521
JHSF Participacoes SA 211,200 459,759
JSL SA 32,100 35,381
Lavvi Empreendimentos
Imobiliarios SA 25,200 51,187
Localiza Rent a Car SA 6,600 48,857
Lojas Renner SA 461,326 1,234,888
ΩLWSA SA 135,002 98,847
M Dias Branco SA 1,505 5,080
Marcopolo SA 924 891
Melnick Even Desenvolvimento
Imobiliario SA 50,000 28,244
Moura Dubeux Engenharia S/A 45,162 219,648
Movida Participacoes SA 62,422 96,816
*Natura Cosmeticos SA 9,300 15,339
Oceanpact Servicos Maritimos
SA 34,901 70,755
Petroleo Brasileiro SA
- Petrobras 692,689 6,686,048
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 417,751 7,164,430
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 351,894 6,826,743
Petroreconcavo S/A 26,401 55,445
*PRIO SA 25,200 301,816
Qualicorp Consultoria e
Corretora de Seguros SA 157,100 47,309
Sao Martinho S/A 9,052 25,870
ΩSer Educacional SA 76,386 182,521
SIMPAR SA 115,320 175,001
SLC Agricola SA 2,000 5,267
#Suzano SA, Sponsored ADR 185,555 1,580,929
Trisul SA 44,592 37,389
Unifique Telecomunicacoes
S/A 26,094 27,734
Vale SA 17,869 268,282
Vale SA, Class B, Sponsored
ADR 610,672 9,196,720
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 21,749 78,209
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 223,200 146,731
Vibra Energia SA 280,722 1,991,877

Dimensional Emerging Markets Value ETF
continued
Shares Value
BRAZIL — (Continued)
YDUQS Participacoes SA 43,397 $ 70,554
TOTAL BRAZIL 55,793,689
CHILE — (0.3%)
Banco de Credito e
Inversiones SA 845 60,886
Banco Itau Chile SA 5,273 119,263
Besalco SA 21,639 26,103
BICECORP SA 50,958 22,008
*CAP SA 35,818 228,725
Cencosud SA 409,992 863,237
Cia Cervecerias Unidas SA 27,854 161,549
#Cia Cervecerias Unidas SA,
Sponsored ADR 13,845 159,079
Empresa Nacional de
Telecomunicaciones SA 82,191 321,337
Empresas CMPC SA 153,812 174,772
Empresas Copec SA 160,887 1,100,334
Enel Americas SA 6,645,632 629,795
Falabella SA 122,938 823,051
Ripley Corp. SA 632,768 260,338
Salfacorp SA 279,158 366,809
Sigdo Koppers SA 6,456 11,528
SMU SA 2,013,711 276,418
Sociedad Matriz SAAM SA 402,326 58,251
SONDA SA 163,601 54,507
Veolia Inversiones Aguas Del
Gran Santiago, Ltda. 234,003 237,457
Vina Concha y Toro SA 48,568 44,149
TOTAL CHILE 5,999,596
CHINA — (20.6%)
360 Security Technology, Inc.,
Class A 110,900 153,211
361 Degrees International, Ltd. 214,000 127,446
Ω#*3SBio, Inc. 115,000 245,205
*5I5J Holding Group Co., Ltd.,
Class A 215,800 71,897
AAC Technologies Holdings,
Inc. 259,500 1,275,394
*ADAMA, Ltd., Class A 30,500 24,072
*Addsino Co., Ltd., Class A 3,600 7,553
AECC Aero-Engine Control
Co., Ltd., Class A 32,600 87,469
AECC Aviation Power Co.,
Ltd., Class A 3,800 19,536
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 62,700 126,358
Agricultural Bank of China,
Ltd., Class H 10,231,000 8,232,709
*Aisino Corp., Class A 41,700 43,161
Alibaba Group Holding, Ltd.,
Class W 1,571,300 23,444,463
Alibaba Group Holding, Ltd.,
Sponsored ADR 14,906 1,822,258
ΩA-Living Smart City Services
Co., Ltd., Class H 130,750 30,180
Allmed Medical Products Co.,
Ltd., Class A 36,400 49,695
Shares Value
CHINA — (Continued)
Aluminum Corp. of China, Ltd.,
Class H 206,000 $ 222,245
Angel Yeast Co., Ltd., Class A 800 4,966
Anhui Construction
Engineering Group Co., Ltd.,
Class A 117,300 83,024
*Anhui Gourgen Traffic
Construction Co., Ltd. 18,000 14,446
Anhui Gujing Distillery Co.,
Ltd., Class A 5,300 74,516
Anhui Heli Co., Ltd., Class A 32,300 87,333
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 46,200 54,044
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 31,900 96,408
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 36,300 26,284
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 110,500 81,320
Anhui Jinhe Industrial Co.,
Ltd., Class A 26,800 83,415
Anhui Korrun Co., Ltd., Class
A 7,300 19,597
Anhui Kouzi Distillery Co., Ltd.,
Class A 26,600 82,084
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 101,200 97,553
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 72,600 99,761
Anhui Yingjiagongjiu Co., Ltd. 11,800 67,916
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 72,800 185,951
Anjoy Foods Group Co., Ltd.,
Class A 11,300 150,407
Anton Oilfield Services Group 1,018,000 105,155
*Anyang Iron & Steel, Inc. 94,400 25,161
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 245,400 93,023
Ω*<Arrail Group, Ltd. 66,000 5,774
Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 25,800 198,121
Asian Star Anchor Chain Co.,
Ltd., Class A 25,100 31,963
Asymchem Laboratories
Tianjin Co., Ltd., Class A 6,800 153,703
Autobio Diagnostics Co., Ltd.,
Class A 17,800 87,268
Avary Holding Shenzhen Co.,
Ltd., Class A 600 7,241
#AviChina Industry &
Technology Co., Ltd., Class H 1,646,000 631,817
AVICOPTER PLC, Class A 10,400 41,394
*BAIC Foton Motor Co., Ltd.,
Class A 312,100 145,573

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Ω#*BAIC Motor Corp., Ltd.,
Class H 954,500 $ 105,899
*Baiyin Nonferrous Group Co.,
Ltd., Class A 180,700 133,517
Bank of Beijing Co., Ltd.,
Class A 278,900 215,574
Bank of Changsha Co., Ltd.,
Class A 129,700 183,025
Bank of Chengdu Co., Ltd.,
Class A 139,500 382,141
Bank of China, Ltd., Class H 24,572,000 17,265,828
Bank of Chongqing Co., Ltd.,
Class H 128,000 139,727
Bank of Communications Co.,
Ltd., Class H 3,257,000 3,140,038
Bank of Guiyang Co., Ltd.,
Class A 248,700 212,854
Bank of Hangzhou Co., Ltd.,
Class A 146,692 357,314
Bank of Jiangsu Co., Ltd.,
Class A 499,100 874,279
Bank of Nanjing Co., Ltd.,
Class A 250,000 430,524
Bank of Ningbo Co., Ltd.,
Class A 168,100 793,530
ΩBank of Qingdao Co., Ltd.,
Class H 365,000 226,682
Bank of Shanghai Co., Ltd.,
Class A 333,600 466,805
Bank of Suzhou Co., Ltd.,
Class A 136,030 171,009
Bank of Tianjin Co., Ltd., Class
H 44,000 11,896
Bank of Xi'an Co., Ltd., Class
A 109,700 59,614
Baoji Titanium Industry Co.,
Ltd. 24,300 101,721
Baoshan Iron & Steel Co., Ltd.,
Class A 1,095,900 994,739
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 157,500 138,064
*Baozun, Inc., Sponsored ADR 14,314 41,081
#BBMG Corp., Class H 1,099,000 82,688
Bear Electric Appliance Co.,
Ltd., Class A 10,000 51,115
Befar Group Co., Ltd., Class A 96,500 89,878
Beibuwan Port Co., Ltd., Class
A 142,096 261,115
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 336,500 146,989
*Beijing Capital International
Airport Co., Ltd., Class H 168,000 36,850
Beijing Easpring Material
Technology Co., Ltd., Class A 33,100 203,793
Beijing Energy International
Holding Co., Ltd. 146,000 15,267
Beijing Enlight Media Co., Ltd.,
Class A 20,400 36,037
Shares Value
CHINA — (Continued)
Beijing Enterprises Holdings,
Ltd. 289,000 $ 1,166,083
Beijing Enterprises Water
Group, Ltd. 2,496,000 735,279
Beijing Fengjing Automotive
Parts Co., Ltd. 104,200 49,374
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 68,400 127,717
Beijing Haohua Energy
Resource Co., Ltd., Class A 69,600 121,404
Beijing Jetsen Technology Co.,
Ltd., Class A 199,600 150,733
Beijing Konruns
Pharmaceutical Co., Ltd.,
Class A 11,600 51,117
*Beijing North Star Co., Ltd.,
Class H 82,000 7,215
Beijing Oriental Yuhong
Waterproof Technology Co.,
Ltd., Class A 38,800 68,254
Beijing Originwater Technology
Co., Ltd., Class A 148,500 78,281
Beijing Roborock Technology
Co., Ltd., Class A 7,288 120,121
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 15,100 27,435
*Beijing Sanyuan Foods Co.,
Ltd. 105,000 70,898
Beijing Science Sun
Pharmaceutical Co., Ltd.,
Class A 30,800 40,134
Beijing SDL Technology Co.,
Ltd., Class A 35,200 37,528
Beijing Shougang Co., Ltd.,
Class A 140,700 81,044
*Beijing Shunxin Agriculture
Co., Ltd., Class A 53,800 89,223
Beijing Sinnet Technology Co.,
Ltd., Class A 60,400 120,918
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 52,700 25,127
Beijing Strong Biotechnologies,
Inc., Class A 29,900 51,535
Beijing Tiantan Biological
Products Corp., Ltd., Class A 80,300 152,553
Beijing Tong Ren Tang Co.,
Ltd., Class A 500 1,949
Beijing Ultrapower Software
Co., Ltd., Class A 66,100 83,782
Beijing Yanjing Brewery Co.,
Ltd., Class A 100,600 192,459
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 12,800 22,915
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 1,387,300 1,053,817
Best Pacific International
Holdings, Ltd. 140,000 42,491

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Bestsun Energy Co., Ltd.,
Class A 83,400 $ 42,729
Beyondsoft Corp., Class A 33,600 45,623
*BGI Genomics Co., Ltd.,
Class A 14,100 79,672
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 27,900 107,371
Black Peony Group Co., Ltd.,
Class A 35,200 32,837
Bloomage Biotechnology
Corp., Ltd., Class A 1,560 9,247
Ω*Blue Moon Group Holdings,
Ltd. 7,500 3,041
*Blue Sail Medical Co., Ltd.,
Class A 64,900 55,930
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 4,760 10,114
Bluestar Adisseo Co., Class A 69,100 86,152
ΩBOC Aviation, Ltd. 104,000 1,026,525
*BOE HC SemiTek Corp.,
Class A 63,400 97,540
BOE Technology Group Co.,
Ltd., Class A 1,748,800 1,426,820
BOE Varitronix, Ltd. 117,000 58,339
*Bohai Leasing Co., Ltd.,
Class A 209,500 141,147
Bomin Electronics Co., Ltd. 14,700 26,882
*Bright Dairy & Food Co., Ltd.,
Class A 25,400 26,704
Bros Eastern Co., Ltd., Class A 72,600 85,894
Brother Enterprises Holding
Co., Ltd. 75,000 49,753
*B-Soft Co., Ltd., Class A 85,400 45,144
BTG Hotels Group Co., Ltd.,
Class A 48,300 89,471
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 23,600 46,233
BXN Holding Co., Ltd., Class A 61,000 35,407
#BYD Electronic International
Co., Ltd. 150,000 449,143
By-health Co., Ltd., Class A 99,900 154,434
#C&D International Investment
Group, Ltd. 442,662 867,644
C&S Paper Co., Ltd., Class A 105,500 116,695
Caitong Securities Co., Ltd.,
Class A 143,700 178,311
Ω*CALB Group Co., Ltd.,
Class H 86,100 185,670
Camel Group Co., Ltd., Class
A 74,500 89,134
Cangzhou Dahua Co., Ltd.,
Class A 17,700 36,142
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 97,900 62,914
*Canmax Technologies Co.,
Ltd., Class A 16,700 134,101
Canny Elevator Co., Ltd.,
Class A 43,700 34,425
Shares Value
CHINA — (Continued)
Cathay Biotech, Inc. 16,001 $ 107,828
CCCC Design & Consulting
Group Co., Ltd., Class A 99,900 78,401
CECEP Guozhen
Environmental Protection
Technology Co., Ltd., Class A 21,100 21,339
CECEP Solar Energy Co.,
Ltd., Class A 226,300 151,796
CECEP Wind-Power Corp.,
Class A 296,860 155,608
Center International Group
Co., Ltd., Class A 19,900 29,526
CETC Cyberspace Security
Technology Co., Ltd., Class A 11,600 25,026
CGN New Energy Holdings
Co., Ltd. 862,000 256,129
*CGN Nuclear Technology
Development Co., Ltd., Class
A 53,100 50,321
Changchun Faway Automobile
Components Co., Ltd., Class A 22,700 25,445
Changchun High-Tech Industry
Group Co., Ltd., Class A 8,700 104,347
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 160,400 78,141
Changjiang Securities Co.,
Ltd., Class A 221,900 282,575
*Changshu Fengfan Power
Equipment Co., Ltd., Class A 31,800 23,026
Chaowei Power Holdings, Ltd. 253,000 43,556
*Chen Lin Education Group
Holdings, Ltd. 22,000 2,946
Cheng De Lolo Co., Ltd.,
Class A 29,400 39,180
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 29,900 48,347
Chengdu Hongqi Chain Co.,
Ltd., Class A 76,100 52,961
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 20,900 66,661
Chengdu Kanghua
Biological
Products Co., Ltd., Class A 10,400 71,223
Chengdu Wintrue Holding Co.,
Ltd., Class A 55,600 99,289
Chengtun Mining Group Co.,
Ltd., Class A 140,900 221,988
Chenguang Biotech Group
Co., Ltd., Class A 29,700 51,190
*Chengxin Lithium Group Co.,
Ltd., Class A 11,900 49,532
*Chengzhi Co., Ltd., Class A 111,440 106,433
Chervon Holdings, Ltd. 26,900 65,487
Ω#*China Bohai Bank Co.,
Ltd., Class H 706,000 72,926
China CAMC Engineering Co.,
Ltd., Class A 93,000 125,315

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
#China Cinda Asset
Management Co., Ltd., Class
H 3,436,000 $ 433,794
China CITIC Bank Corp., Ltd.,
Class H 3,466,000 3,416,673
China Coal Energy Co., Ltd.,
Class H 981,000 1,339,843
China Coal Xinji Energy Co.,
Ltd., Class A 106,300 154,097
China Communications
Services Corp., Ltd., Class H 1,182,000 643,637
#China Conch Venture
Holdings, Ltd. 965,500 1,087,197
China Construction Bank
Corp., Class H 37,608,000 44,170,792
China CSSC Holdings, Ltd.,
Class A 112,800 587,601
China CYTS Tours Holding
Co., Ltd., Class A 20,500 21,856
#*<China Dili Group 18,000 –
#China Energy Engineering
Corp., Ltd., Class H 1,706,000 239,313
China Enterprise Co., Ltd.,
Class A 111,900 37,447
China Everbright Bank Co.,
Ltd., Class H 957,000 389,312
*China Express Airlines Co.,
Ltd., Class A 6,700 6,587
Ω#China Feihe, Ltd. 649,000 272,293
China Film Group Co., Ltd.,
Class A 18,600 34,427
China Foods, Ltd. 332,000 146,067
China Galaxy Securities Co.,
Ltd., Class H 1,044,500 1,013,651
China Gas Holdings, Ltd. 808,260 629,778
China Great Wall Securities
Co., Ltd., Class A 120,600 148,576
*China Hainan Rubber Industry
Group Co., Ltd., Class A 3,000 2,208
China Hongqiao Group, Ltd. 510,000 1,596,026
China International Marine
Containers Group Co., Ltd.,
Class H 327,450 317,361
China Jinmao Holdings Group,
Ltd. 3,860,000 679,300
China Jushi Co., Ltd., Class A 116,630 653,490
China Lesso Group Holdings,
Ltd. 516,000 266,502
China Lilang, Ltd. 171,000 75,669
Ω*China Literature, Ltd. 9,600 24,754
China Medical System
Holdings, Ltd. 578,000 878,617
China Meheco Group Co.,
Ltd., Class A 64,920 91,900
*China Meidong Auto
Holdings, Ltd. 64,000 3,183
China Mengniu Dairy Co., Ltd. 1,553,000 3,743,075
China Merchants Bank Co.,
Ltd., Class H 1,472,000 9,554,785
Shares Value
CHINA — (Continued)
China Merchants Energy
Shipping Co., Ltd., Class A 241,300 $ 599,909
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 88,600 132,636
China Merchants Port Holdings
Co., Ltd. 627,616 1,223,762
China Merchants Property
Operation & Service Co., Ltd.,
Class A 72,600 97,181
ΩChina Merchants Securities
Co., Ltd., Class H 21,400 39,762
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 26,200 26,963
China Minsheng Banking
Corp., Ltd., Class H 2,197,000 1,017,026
#*China Modern Dairy
Holdings, Ltd. 424,000 80,024
China National Accord
Medicines Corp., Ltd., Class A 27,233 84,763
#China National Building
Material Co., Ltd., Class H 2,081,127 989,926
China National Chemical
Engineering Co., Ltd., Class A 281,400 326,676
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 75,800 86,537
China National Medicines
Corp., Ltd., Class A 28,000 117,333
China National Nuclear Power
Co., Ltd., Class A 786,800 1,055,529
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 105,200 93,152
China Oilfield Services, Ltd.,
Class H 838,000 756,611
#China Overseas Grand
Oceans Group, Ltd. 1,060,894 331,462
China Overseas Land &
Investment, Ltd. 1,397,000 2,406,839
China Pacific Insurance Group
Co., Ltd., Class H 386,600 1,506,644
China Petroleum & Chemical
Corp., Class H 12,774,000 7,216,489
China Petroleum Engineering
Corp., Class A 159,700 80,401
China Publishing & Media Co.,
Ltd., Class A 39,100 31,322
#China Railway Group, Ltd.,
Class H 1,808,000 832,340
China Railway Hi-tech Industry
Co., Ltd., Class A 62,600 67,667
China Railway Materials Co.,
Ltd., Class A 179,200 66,868
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 793,000 340,799

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 85,900 $ 71,102
China Reinsurance Group
Corp., Class H 3,354,000 585,975
China Resources Beer
Holdings Co., Ltd. 106,000 319,828
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 27,600 63,836
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 42,000 101,185
China Resources Gas Group,
Ltd. 223,600 477,049
China Resources Land, Ltd. 1,686,000 7,138,237
#China Resources Medical
Holdings Co., Ltd. 73,500 23,808
ΩChina Resources
Pharmaceutical Group, Ltd. 912,000 564,069
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 64,900 248,033
#*China Ruyi Holdings, Ltd. 3,408,000 625,832
#China Sanjiang Fine
Chemicals Co., Ltd. 243,000 88,937
China Shenhua Energy Co.,
Ltd., Class H 897,500 4,974,157
*China Southern Airlines Co.,
Ltd., Class H 42,000 18,853
China State Construction
Engineering Corp., Ltd., Class
A 1,119,000 778,763
China State Construction
International Holdings, Ltd. 508,000 557,779
*China Sunshine Paper
Holdings Co., Ltd. 90,000 11,477
China Taiping Insurance
Holdings Co., Ltd. 757,000 2,125,732
China Tianying, Inc., Class A 133,000 99,060
ΩChina Tower Corp., Ltd.,
Class H 2,489,000 3,183,619
China TransInfo Technology
Co., Ltd., Class A 80,000 94,175
China Tungsten And Hightech
Materials Co., Ltd., Class A 16,500 120,964
*China Union Holdings, Ltd.,
Class A 122,800 71,097
China XD Electric Co., Ltd.,
Class A 128,400 253,629
China XLX Fertiliser, Ltd. 267,000 312,231
Ω#*China Youran Dairy Group,
Ltd. 428,000 233,060
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 22,000 133,465
#China Zheshang Bank Co.,
Ltd., Class H 699,400 213,166
Shares Value
CHINA — (Continued)
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 14,400 $ 17,015
#*Chinasoft International, Ltd. 552,000 276,648
Chongqing Changan
Automobile Co., Ltd., Class A 208,500 242,973
Chongqing Chongbai
Technology Group Co., Ltd.,
Class A 14,500 45,561
Chongqing Chuanyi
Automation Co., Ltd. 22,000 60,005
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 1,100 1,601
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 58,900 106,316
Chongqing Gas Group Corp.,
Ltd., Class A 65,700 47,572
Chongqing Machinery &
Electric Co., Ltd., Class H 560,000 131,402
Chongqing Port Co., Ltd. 40,500 25,427
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,291,000 1,080,004
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 57,000 71,151
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,100 23,323
Chow Tai Seng Jewellery Co.,
Ltd., Class A 35,200 67,341
CIMC Enric Holdings, Ltd. 256,000 253,989
Cisen Pharmaceutical Co.,
Ltd., Class A 32,500 67,807
CITIC Heavy Industries Co.,
Ltd., Class A 12,300 8,524
CITIC, Ltd. 1,809,000 2,853,669
City Development Environment
Co., Ltd., Class A 24,600 47,135
CMST Development Co., Ltd.,
Class A 82,900 57,817
CNGR Advanced Material Co.,
Ltd., Class A 28,900 174,169
CNOOC Energy Technology &
Services, Ltd., Class A 234,800 135,594
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 46,150 43,735
COFCO Biotechnology Co.,
Ltd., Class A 81,400 57,132
COFCO Capital Holdings Co.,
Ltd., Class A 27,700 38,022
COFCO Sugar Holding Co.,
Ltd., Class A 47,300 87,899
Cofoe Medical Technology
Co., Ltd., Class A 12,100 95,855
Comba Telecom Systems
Holdings, Ltd. 18,000 1,813
Concord New Energy Group,
Ltd. 2,780,000 125,854

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Continental Aerospace
Technologies Holding, Ltd. 1,994,000 $ 113,157
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 148,000 262,533
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 105,800 177,185
CQ Pharmaceutical Holding
Co., Ltd., Class A 93,700 75,893
CRRC Corp., Ltd., Class H 2,276,000 1,526,699
CSG Holding Co., Ltd., Class
A 121,600 70,763
*CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 3,888 21,888
CSPC Pharmaceutical Group,
Ltd. 96,000 105,040
CTS International Logistics
Corp., Ltd., Class A 49,700 39,446
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,700 75,862
Daqin Railway Co., Ltd., Class
A 169,800 124,960
Dashang Co., Ltd., Class A 22,130 48,203
Dazhong Transportation Group
Co., Ltd., Class A 194,600 118,718
Dazzle Fashion Co., Ltd.,
Class A 16,200 27,922
DBG Technology Co., Ltd.,
Class A 22,800 63,133
*Dezhan Healthcare Co., Ltd. 81,200 39,678
DHC Software Co., Ltd., Class
A 91,700 98,307
Dian Diagnostics Group Co.,
Ltd., Class A 55,100 148,899
Digital China Group Co., Ltd.,
Class A 21,420 76,439
Digital China Information
Service Group Co., Ltd., Class
A 59,200 97,653
Do-Fluoride New Materials
Co., Ltd., Class A 33,100 154,095
Dong-E-E-Jiao Co., Ltd., Class
A 500 4,044
Dongfang Electric Corp., Ltd.,
Class H 1,000 2,744
Dongfang Electronics Co.,
Ltd., Class A 500 887
Dongfeng Electronic
Technology Co., Ltd., Class A 41,100 60,676
Dongguan Aohai Technology
Co., Ltd., Class A 3,200 16,281
Dongguan Development
Holdings Co., Ltd., Class A 43,200 64,927
Dongxing Securities Co., Ltd.,
Class A 77,400 158,504
Dongyue Group, Ltd. 776,000 1,173,658
Shares Value
CHINA — (Continued)
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 216,000 $ 153,428
*Easou Technology Holdings,
Ltd. 61,000 16,103
East Group Co., Ltd., Class A 112,600 78,030
EIT Environmental
Development Group Co., Ltd.,
Class A 32,600 73,711
ENN Natural Gas Co., Ltd.,
Class A 91,800 241,958
Era Co., Ltd., Class A 83,700 47,468
*Eternal Asia Supply Chain
Management, Ltd., Class A 213,500 145,739
EVA Precision Industrial
Holdings, Ltd. 522,000 53,254
Ever Sunshine Services
Group, Ltd. 462,000 106,050
Fangda Carbon New Material
Co., Ltd., Class A 85,500 65,580
Fangda Special Steel
Technology Co., Ltd., Class A 104,400 70,183
*Farasis Energy Gan Zhou
Co., Ltd. 66,271 99,994
FAW Jiefang Group Co., Ltd.,
Class A 63,300 60,925
FAWER Automotive Parts Co.,
Ltd., Class A 83,900 53,296
FESCO Group Co., Ltd., Class
A 11,200 22,820
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 23,200 113,674
Flat Glass Group Co., Ltd.,
Class H 203,000 179,919
*Focused Photonics
Hangzhou, Inc., Class A 10,600 18,568
Foryou Corp., Class A 19,800 74,381
Foshan Electrical and Lighting
Co., Ltd., Class A 83,700 62,217
*Fosun International, Ltd. 216,500 131,420
Founder Securities Co., Ltd.,
Class A 216,600 227,716
Foxconn Industrial Internet
Co., Ltd., Class A 98,300 825,304
#<Fu Shou Yuan International
Group, Ltd. 396,000 99,990
Fuan Pharmaceutical Group
Co., Ltd., Class A 42,600 23,402
Fufeng Group, Ltd. 589,000 389,081
Fujian Funeng Co., Ltd., Class
A 126,780 204,060
Fujian Longking Co., Ltd.,
Class A 55,600 146,792
Fujian Qingshan Paper
Industry Co., Ltd. 140,600 58,085
Fujian Star-net Communication
Co., Ltd., Class A 28,860 111,365
Fujian Sunner Development
Co., Ltd., Class A 52,300 129,484

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Fujian Yuanli Active Carbon
Co., Ltd. 28,500 $ 71,953
Fulongma Group Co., Ltd.,
Class A 37,500 70,520
*Fushun Special Steel Co.,
Ltd., Class A 54,700 34,018
*Gansu Energy Chemical Co.,
Ltd., Class A 250,700 96,146
Gansu Shangfeng Materials
Co., Ltd., Class A 43,260 84,683
Gansu Yasheng Industrial
Group Co., Ltd., Class A 144,400 64,573
GCL Energy Technology Co.,
Ltd., Class A 67,600 150,947
#*GCL Technology Holdings,
Ltd. 14,707,000 1,144,061
Geely Automobile Holdings,
Ltd. 959,000 2,421,470
GEM Co., Ltd., Class A 183,600 182,148
*Genimous Technology Co.,
Ltd., Class A 49,300 54,677
*Genscript Biotech Corp. 324,000 746,205
*Geo-Jade Petroleum Corp.,
Class A 94,700 33,233
Getein Biotech, Inc., Class A 33,800 44,543
GF Securities Co., Ltd., Class
H 69,000 150,291
Giant Network Group Co., Ltd.,
Class A 13,500 58,531
GoerTek, Inc., Class A 110,800 378,991
Goldenmax International
Group, Ltd., Class A 15,800 118,920
Goldwind Science &
Technology Co., Ltd., Class H 22,600 28,100
Goodbaby International
Holdings, Ltd. 362,000 41,086
Gotion High-tech Co., Ltd.,
Class A 38,900 164,450
#Grand Pharmaceutical
Group, Ltd. 419,500 276,043
*Grandjoy Holdings Group Co.,
Ltd., Class A 238,800 78,145
Great Wall Motor Co., Ltd. 67,500 78,160
Gree Electric Appliances, Inc.
of Zhuhai, Class A 123,808 775,473
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 67,600 77,676
#*Greentown China Holdings,
Ltd. 563,000 511,910
Greentown Service Group Co.,
Ltd. 582,000 321,371
GRG Banking Equipment Co.,
Ltd., Class A 77,400 117,360
Guangdong Advertising Group
Co., Ltd., Class A 12,600 12,687
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 199,600 98,124
Shares Value
CHINA — (Continued)
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 38,700 $ 91,515
Guangdong Dowstone
Technology Co., Ltd., Class A 51,800 139,291
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 27,400 200,224
Guangdong Goworld Co., Ltd.,
Class A 33,400 62,315
*Guangdong Guanhao High-
Tech Co., Ltd., Class A 129,000 63,417
*Guangdong Hybribio Biotech
Co., Ltd., Class A 12,000 9,879
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 35,323 120,561
*Guangdong Kinlong Hardware
Products Co., Ltd., Class A 10,300 23,137
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 58,800 126,770
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 9,000 10,062
Guangdong South New Media
Co., Ltd., Class A 9,000 47,136
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 40,800 71,470
*Guangdong Yussen Energy
Technology Co., Ltd., Class A 23,200 40,811
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 117,800 39,247
Guanghui Energy Co., Ltd.,
Class A 184,800 149,134
*Guanghui Logistics Co., Ltd. 33,900 22,187
Guangshen Railway Co., Ltd.,
Class H 698,000 203,838
Guangxi Liugong Machinery
Co., Ltd., Class A 98,500 128,058
Guangxi LiuYao Group Co.,
Ltd., Class A 16,400 38,296
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 66,458 38,182
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 85,600 100,514
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 114,000 231,879
Guangzhou Development
Group, Inc., Class A 118,000 111,825
Guangzhou Haige
Communications Group, Inc.
Co., Class A 16,700 24,728
Guangzhou Haoyang
Electronic Co., Ltd., Class A 3,900 19,230

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Guangzhou KDT Machinery
Group Co., Ltd., Class A 1,300 $ 3,421
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 14,500 59,603
Guangzhou Port Co., Ltd.,
Class A 109,200 50,288
Guangzhou Restaurant Group
Co., Ltd., Class A 27,500 57,701
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 15,700 105,056
Guangzhou Wondfo Biotech
Co., Ltd., Class A 25,700 66,368
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 121,900 141,874
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 47,300 63,105
Guilin Layn Natural Ingredients
Corp. 23,300 22,943
Guizhou Gas Group Corp.,
Ltd., Class A 17,200 15,714
Guizhou Guihang Automotive
Components Co., Ltd., Class A 22,200 37,014
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 90,900 66,492
Guizhou Tyre Co., Ltd. 106,700 69,044
Guosen Securities Co., Ltd.,
Class A 200,300 306,082
ΩGuotai Haitong Securities
Co., Ltd., Class H 158,384 301,555
Guoyuan Securities Co., Ltd.,
Class A 107,300 116,620
Haier Smart Home Co., Ltd.,
Class A 838,200 2,415,747
Hainan Mining Co., Ltd., Class
A 3,600 4,862
Haitian International Holdings,
Ltd. 286,000 759,350
Hand Enterprise Solutions Co.,
Ltd., Class A 26,700 65,827
Hangxiao Steel Structure Co.,
Ltd., Class A 113,600 40,539
Hangzhou Advance Gearbox
Group Co., Ltd. 17,200 32,804
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 97,100 133,427
Hangzhou First Applied
Material Co., Ltd., Class A 6,600 14,337
Hangzhou GreatStar Industrial
Co., Ltd. 49,500 219,449
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 29,540 38,492
Hangzhou Iron & Steel Co. 43,900 42,578
Hangzhou Onechance Tech
Corp., Class A 17,600 63,980
Hangzhou Robam Appliances
Co., Ltd., Class A 25,900 61,132
Shares Value
CHINA — (Continued)
Hangzhou Youngsun
Intelligent Equipment Co., Ltd. 29,000 $ 39,506
Hangzhou Zhongtai Cryogenic
Technology Corp. 33,000 78,671
Han's Laser Technology
Industry Group Co., Ltd., Class
A 12,300 153,918
Haohua Chemical Science &
Technology Co., Ltd., Class A 8,200 48,386
Harbin Electric Co., Ltd., Class
H 16,000 32,177
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 46,960 75,794
*Harbin Pharmaceutical Group
Co., Ltd., Class A 165,200 144,080
HBIS Resources Co., Ltd.,
Class A 31,800 69,171
Health & Happiness H&H
International Holdings, Ltd. 99,500 192,742
*Healthcare Co., Ltd., Class A 55,600 45,528
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 40,400 75,076
*Hefei Urban Construction
Development Co., Ltd., Class
A 47,400 74,960
Heilongjiang Agriculture Co.,
Ltd., Class A 3,700 6,766
Henan Hengxing Science &
Technology Co., Ltd. 94,800 53,904
Henan Liliang Diamond Co.,
Ltd., Class A 10,800 80,008
Henan Lingrui Pharmaceutical
Co., Class A 700 2,384
Henan Mingtai Al Industrial
Co., Ltd., Class A 55,500 138,393
Henan Pinggao Electric Co.,
Ltd., Class A 46,100 134,612
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 77,800 300,330
Henan Thinker Automatic
Equipment Co., Ltd., Class A 12,000 41,153
*Henan Yicheng New Energy
Co., Ltd., Class A 56,400 30,900
Henan Yuguang Gold & Lead
Co., Ltd., Class A 29,900 51,668
Henan Zhongfu Industry Co.,
Ltd. 158,600 158,520
Henan Zhongyuan
Expressway Co., Ltd., Class A 94,600 53,930
Hengan International Group
Co., Ltd. 344,000 1,086,187
Hengdian Group Tospo
Lighting Co., Ltd. 5,600 15,755
Hengli Petrochemical Co., Ltd.,
Class A 224,000 554,577
Hengtong Logistics Co., Ltd. 44,000 67,563
Hengtong Optic-electric Co.,
Ltd., Class A 87,700 618,266

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Hengyi Petrochemical Co.,
Ltd., Class A 115,000 $ 273,988
Hesteel Co., Ltd., Class A 540,000 171,114
Hexing Electrical Co., Ltd.,
Class A 18,900 75,534
Hichain Logistics Co., Ltd. 33,600 71,644
Hisense Home Appliances
Group Co., Ltd., Class H 5,000 14,997
Hisense Visual Technology
Co., Ltd., Class A 43,300 174,203
*Hitevision Co., Ltd., Class A 9,700 45,387
HLA Group Corp., Ltd., Class
A 198,700 185,360
*Honghua Group, Ltd. 785,000 13,014
Hongli Zhihui Group Co., Ltd.,
Class A 40,600 39,798
Hongrun Construction Group
Co., Ltd. 65,500 72,935
Hongyuan Green Energy Co.,
Ltd., Class A 26,779 63,761
#*Hopson Development
Holdings, Ltd. 312,444 105,189
Horizon Construction
Development, Ltd. 554,000 46,628
Huaan Securities Co., Ltd.,
Class A 143,500 162,339
Huadian Heavy Industries Co.,
Ltd., Class A 82,300 74,094
Huadong Medicine Co., Ltd.,
Class A 60,600 261,212
Huafon Chemical Co., Ltd.,
Class A 199,900 325,007
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 147,700 96,011
Huafu Fashion Co., Ltd., Class
A 138,300 76,590
Huaibei Mining Holdings Co.,
Ltd., Class A 95,000 212,552
Huaihe Energy Group Co.,
Ltd., Class A 152,800 78,963
Huakai Yibai Technology Co.,
Ltd. 13,400 25,675
Hualan Biological Engineering,
Inc., Class A 56,700 112,839
Huangshan Tourism
Development Co., Ltd., Class
A 31,100 52,037
Huapont Life Sciences Co.,
Ltd., Class A 50,400 33,061
ΩHuatai Securities Co., Ltd.,
Class H 161,600 348,070
Huaxi Securities Co., Ltd.,
Class A 128,900 160,328
Huaxia Bank Co., Ltd., Class A 344,300 355,343
Huaxin Building Materials
Group Co., Ltd., Class H 128,900 243,940
Huayu Automotive Systems
Co., Ltd., Class A 141,900 354,256
Hubei Chutian Smart
Communication Co., Ltd. 101,300 52,949
Shares Value
CHINA — (Continued)
Hubei Huitian New Materials
Co., Ltd. 31,200 $ 47,677
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 40,442 160,728
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 33,100 141,499
Huishang Bank Corp., Ltd.,
Class H 143,000 92,639
Humanwell Healthcare Group
Co., Ltd., Class A 9,300 24,664
Hunan Aihua Group Co., Ltd.,
Class A 22,500 81,159
*Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 57,000 47,687
Hunan Jiudian Pharmaceutical
Co., Ltd. 22,100 36,029
Hunan Valin Steel Co., Ltd.,
Class A 202,100 117,608
Hunan Zhongke Electric Co.,
Ltd., Class A 29,200 60,100
*Hytera Communications
Corp., Ltd., Class A 58,500 71,291
*HyUnion Holding Co., Ltd.,
Class A 87,200 75,535
IKD Co., Ltd., Class A 37,300 75,115
Ω*IMAX China Holding, Inc. 13,700 14,518
Industrial & Commercial Bank
of China, Ltd., Class H 27,324,000 26,168,542
Industrial Bank Co., Ltd., Class
A 335,700 939,487
Industrial Securities Co., Ltd.,
Class A 275,040 245,986
Infore Environment
Technology Group Co., Ltd.,
Class A 106,700 124,026
Ω#*Ingdan, Inc. 131,000 60,976
Inmyshow Digital Technology
Group Co., Ltd., Class A 73,500 50,934
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 1,032,600 340,969
Inner Mongolia Berun
Chemical Co., Ltd., Class A 177,900 157,527
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 70,700 282,448
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 48,148 90,900
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 402,200 282,292
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 5,200 24,485
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 5,600 22,472
Insigma Technology Co., Ltd.,
Class A 58,500 60,983
#Inspur Digital Enterprise
Technology, Ltd. 232,000 67,751

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Intron Technology Holdings,
Ltd. 98,000 $ 17,246
IRICO Display Devices Co.,
Ltd. 146,200 168,857
Jade Bird Integrated
Technologies Co., Ltd. 62,752 74,707
Jangho Group Co., Ltd., Class
A 76,900 98,382
Jason Furniture Hangzhou
Co., Ltd., Class A 34,200 127,616
JCET Group Co., Ltd., Class A 24,604 239,395
Ω*JD Health International, Inc. 5,000 25,122
Ω*JD Logistics, Inc. 1,178,300 2,256,946
JD.com, Inc., Class A 46,350 751,261
Jiang Su Suyan Jingshen Co.,
Ltd. 46,000 64,095
Jiangling Motors Corp., Ltd.,
Class A 18,800 47,352
*Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 5,800 34,782
Jiangsu Azure Corp., Class A 43,364 101,966
*Jiangsu Baichuan High-tech
New Materials Co., Ltd. 55,200 52,802
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 8,800 23,950
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 154,400 71,331
Jiangsu Changbao Steeltube
Co., Ltd. 54,800 50,309
Jiangsu Changhai Composite
Materials Co., Ltd. 28,700 67,528
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 20,500 33,633
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 151,523 144,267
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 37,600 120,705
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 227,700 396,841
*Jiangsu General Science
Technology Co., Ltd. 74,500 44,567
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 12,900 81,086
Jiangsu Huahong Technology
Stock Co., Ltd., Class A 27,840 65,752
Jiangsu Huaxicun Co., Ltd.,
Class A 42,000 32,028
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 185,460 113,966
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 3,945 14,224
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 50,900 97,076
Shares Value
CHINA — (Continued)
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 49,300 $ 209,511
Jiangsu Lianyungang Port Co.,
Ltd. 70,200 45,529
Jiangsu Lihua Foods Group
Co., Ltd. 41,600 117,469
Jiangsu Linyang Energy Co.,
Ltd., Class A 99,200 84,755
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 2,800 9,163
Jiangsu Pacific Precision
Forging Co., Ltd. 63,400 92,752
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 111,000 164,690
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 68,700 83,416
Jiangsu Rainbow Heavy
Industries Co., Ltd. 50,600 38,886
Jiangsu Rongtai Industry Co.,
Ltd., Class A 21,200 72,985
Jiangsu Shentong Valve Co.,
Ltd. 36,600 68,828
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 61,900 83,408
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 23,800 146,781
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 144,042 94,060
Jiangsu Transimage
Technology Co., Ltd. 1,100 2,435
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 10,000 63,524
Jiangsu Yangnong Chemical
Co., Ltd., Class A 10,800 90,626
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 33,900 140,953
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 171,540 116,334
Jiangsu Zhongtian Technology
Co., Ltd., Class A 75,100 317,152
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 209,900 82,675
*Jiangsu Zongyi Co., Ltd.,
Class A 57,000 42,370
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 15,200 17,195
Jiangxi Copper Co., Ltd., Class
H 66,000 296,098
Jiangxi Ganyue Expressway
Co., Ltd., Class A 76,800 47,080
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 21,200 30,575
Jiangyin Haida Rubber and
Plastic Co., Ltd. 28,900 35,090

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 19,400 $ 43,721
Jianmin Pharmaceutical Group
Co., Ltd., Class A 7,300 30,482
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 54,600 89,661
Jiayin Group, Inc., ADR 955 2,063
Jiaze Renewables Co., Ltd. 132,400 90,771
*Jilin Chemical Fibre, Class A 2,600 1,451
#Jinchuan Group International
Resources Co., Ltd. 1,185,000 1,511
Jinduicheng Molybdenum Co.,
Ltd., Class A 2,700 8,392
Jinghua Pharmaceutical Group
Co., Ltd., Class A 22,900 22,855
Jingjin Equipment, Inc., Class
A 32,400 64,432
*Jinko Solar Co., Ltd., Class A 234,453 150,669
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 10,637 161,044
Jinlei Technology Co., Ltd.,
Class A 35,100 111,380
Jinyu Bio-Technology Co.,
Ltd., Class A 59,100 110,614
Jiuzhitang Co., Ltd., Class A 27,900 37,388
Jizhong Energy Resources
Co., Ltd., Class A 82,740 58,073
Jointown Pharmaceutical
Group Co., Ltd., Class A 187,987 143,355
*Jolywood Suzhou Sunwatt
Co., Ltd. 2,800 2,417
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 2,400 7,218
Joyoung Co., Ltd., Class A 43,800 58,760
JSTI Group, Class A 81,700 67,989
#*Ju Teng International
Holdings, Ltd. 8,000 3,020
Juneyao Airlines Co., Ltd.,
Class A 13,600 22,293
Kailuan Energy Chemical Co.,
Ltd., Class A 61,800 52,069
Kaishan Group Co., Ltd.,
Class A 47,300 120,607
KE Holdings, Inc., Class A 116,900 647,291
Keda Industrial Group Co.,
Ltd., Class A 51,900 126,726
Keeson Technology Corp.,
Ltd., Class A 28,000 54,645
Kidswant Digital Technology
Co., Ltd., Class A 63,300 70,860
Kinetic Development Group,
Ltd. 788,000 169,828
Kingboard Holdings, Ltd. 324,500 1,622,169
Kingfa Sci & Tech Co., Ltd.,
Class A 69,000 157,956
KPC Pharmaceuticals, Inc.,
Class A 41,100 55,198
Shares Value
CHINA — (Continued)
Kuaijishan Shaoxing Wine
Co., Ltd. 29,800 $ 66,586
Kuangda Technology Group
Co., Ltd., Class A 96,200 75,354
Kunlun Energy Co., Ltd. 2,300,000 2,123,546
*Kunlun Tech Co., Ltd., Class
A 5,100 32,624
Kunming Chuan Jin Nuo
Chemical Co., Ltd. 26,600 74,403
Lancy Co., Ltd., Class A 10,700 23,433
Landai Technology Group
Corp., Ltd. 40,600 40,459
Laobaixing Pharmacy Chain
JSC, Class A 58,700 111,343
LB Group Co., Ltd., Class A 89,700 217,562
Lee & Man Chemical Co., Ltd. 64,000 38,523
Lee & Man Paper
Manufacturing, Ltd. 601,000 307,337
ΩLegend Holdings Corp.,
Class H 336,700 565,060
Lens Technology Co., Ltd.,
Class A 93,600 437,689
Leo Group Co., Ltd., Class A 31,500 21,736
Lepu Medical Technology
Beijing Co., Ltd., Class A 97,300 188,307
Leyard Optoelectronic Co.,
Ltd., Class A 56,000 44,446
*Li Auto, Inc., Class A 334,100 2,275,166
Li Ning Co., Ltd. 1,046,500 2,021,842
Lianhe Chemical Technology
Co., Ltd., Class A 36,100 80,609
*Liao Ning Oxiranchem, Inc.,
Class A 19,800 22,194
Liaoning Energy Industry Co.,
Ltd., Class A 77,000 37,055
Liaoning Port Co., Ltd., Class
H 52,000 4,775
Lier Chemical Co., Ltd., Class
A 56,500 133,022
*Lifetech Scientific Corp. 348,000 65,237
Lijiang Yulong Tourism Co.,
Ltd., Class A 39,200 50,383
Lingyi iTech Guangdong Co.,
Class A 48,700 89,419
Liuzhou Iron & Steel Co., Ltd.,
Class A 40,900 24,952
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 40,200 112,980
Loncin Motor Co., Ltd., Class A 45,300 98,671
Ω#Longfor Group Holdings,
Ltd. 105,067 91,915
Longhua Technology Group
Luoyang Co., Ltd., Class A 31,100 38,959
*LONGi Green Energy
Technology Co., Ltd., Class A 130,100 250,244
Longshine Technology Group
Co., Ltd., Class A 52,600 86,454
Lucky Harvest Co., Ltd. 11,020 47,387
Luolai Lifestyle Technology
Co., Ltd., Class A 25,500 42,063

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Luoniushan Co., Ltd., Class A 78,700 $ 61,297
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 25,200 109,369
Luxi Chemical Group Co., Ltd.,
Class A 91,300 170,882
Ω*Luye Pharma Group, Ltd. 731,500 189,368
Luzhou Laojiao Co., Ltd.,
Class A 3,800 51,164
*Maanshan Iron & Steel Co.,
Ltd., Class H 702,000 153,084
*Maccura Biotechnology Co.,
Ltd., Class A 16,100 21,670
Ω#Maoyan Entertainment 241,892 139,430
*Maoye Commercial Co., Ltd.,
Class A 63,400 35,956
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 2,400 8,888
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 4,800 3,397
Mesnac Co., Ltd., Class A 160,500 137,604
Metallurgical Corp. of China,
Ltd., Class H 716,000 136,962
*M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 67,600 29,229
Midea Group Co., Ltd., Class A 6,600 85,610
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 5,400 46,816
Ming Yang Smart Energy
Group, Ltd., Class A 59,000 97,410
Minmetals Development Co.,
Ltd., Class A 53,600 76,113
Minth Group, Ltd. 326,000 1,149,913
*MLS Co., Ltd., Class A 66,600 100,392
#*MMG, Ltd. 8,000 8,559
Monalisa Group Co., Ltd.,
Class A 23,000 31,230
Moon Environment Technology
Co., Ltd., Class A 34,970 182,788
Morimatsu International
Holdings Co., Ltd. 29,000 24,223
Muyuan Foods Group Co.,
Ltd., Class A 30,500 177,308
MYS Group Co., Ltd., Class A 190,200 128,989
Nancal Technology Co., Ltd. 7,200 42,858
NanJi E-Commerce Co., Ltd.,
Class A 66,800 30,663
Nanjing Cosmos Chemical
Co., Ltd. 18,900 31,176
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 9,900 49,812
Nanjing Iron & Steel Co., Ltd.,
Class A 108,900 81,110
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 57,700 69,120
Nanjing Pharmaceutical Group
Co., Ltd. 87,900 65,989
Shares Value
CHINA — (Continued)
Nanjing Securities Co., Ltd.,
Class A 112,100 $ 113,538
Nanjing Tanker Corp. 181,934 98,060
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 23,500 73,561
*NavInfo Co., Ltd., Class A 135,800 134,324
NetDragon Websoft Holdings,
Ltd. 54,000 55,504
Ω*NetEase Cloud Music, Inc. 1,950 31,681
Neusoft Corp., Class A 51,100 63,937
#Neutech Group, Ltd. 144,800 39,147
New Guomai Digital Culture
Co., Ltd., Class A 30,100 48,626
*New Hope Liuhe Co., Ltd.,
Class A 58,600 60,740
Nexteer Automotive Group,
Ltd. 120,000 64,273
*Nine Dragons Paper
Holdings, Ltd. 1,058,000 1,018,657
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 18,700 19,327
Ningbo Boway Alloy Material
Co., Ltd. 25,000 61,747
Ningbo Construction Co., Ltd.,
Class A 73,800 47,864
Ningbo Huaxiang Electronic
Co., Ltd., Class A 36,780 102,170
Ningbo Jintian Copper Group
Co., Ltd. 78,600 114,524
Ningbo Joyson Electronic
Corp., Class A 53,000 161,667
Ningbo Peacebird Fashion
Co., Ltd., Class A 8,800 17,487
*Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 18,431 76,280
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 74,500 182,792
*Ningbo Shanshan Co., Ltd.,
Class A 76,300 143,824
Ningbo Xusheng Group Co.,
Ltd., Class A 42,900 72,480
Ningbo Yunsheng Co., Ltd.,
Class A 28,800 46,739
Ningbo Zhoushan Port Co.,
Ltd., Class A 114,500 59,001
Ningxia Building Materials
Group Co., Ltd., Class A 22,200 42,997
Norinco International
Cooperation, Ltd., Class A 81,300 111,957
North China Pharmaceutical
Co., Ltd. 76,500 54,599
*North Huajin Chemical
Industries Co., Ltd., Class A 18,900 12,957
North Industries Group Red
Arrow Co., Ltd., Class A 29,900 63,710
Northeast Pharmaceutical
Group Co., Ltd., Class A 78,500 53,237
Northeast Securities Co., Ltd.,
Class A 126,700 152,151

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
*NSFOCUS Technologies
Group Co., Ltd., Class A 25,000 $ 27,542
*Nuode New Materials Co.,
Ltd., Class A 52,500 63,435
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 24,000 18,906
Offshore Oil Engineering Co.,
Ltd., Class A 173,300 146,782
#Onewo, Inc., Class H 57,700 124,353
Oppein Home Group, Inc.,
Class A 16,900 87,085
Opple Lighting Co., Ltd., Class
A 12,300 31,618
ORG Technology Co., Ltd.,
Class A 106,700 78,049
Orient International Enterprise,
Ltd., Class A 41,600 38,746
ΩOrient Securities Co., Ltd.,
Class H 36,400 26,505
Ovctek China, Inc., Class A 64,400 109,377
*Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 24,690 38,131
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 1,800 821
PCI Technology Group Co.,
Ltd., Class A 92,200 66,351
Pengxin International Mining
Co., Ltd., Class A 58,000 57,026
People's Insurance Co. Group
of China, Ltd. (The), Class H 1,166,000 811,870
*Perennial Energy Holdings,
Ltd. 250,000 26,143
PetroChina Co., Ltd., Class H 11,310,000 14,336,538
PharmaBlock Sciences
Nanjing, Inc., Class A 12,900 69,950
PhiChem Corp., Class A 7,600 35,415
PICC Property & Casualty Co.,
Ltd., Class H 2,224,000 4,651,296
Ping An Bank Co., Ltd., Class
A 519,300 894,284
Ping An Insurance Group Co.
of China, Ltd. 2,585,000 19,334,096
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 94,000 111,212
*PNC Process Systems Co.,
Ltd., Class A 15,800 50,768
*Polaris Bay Group Co., Ltd.,
Class A 121,400 107,857
Poly Property Group Co., Ltd. 849,853 164,734
Porton Pharma Solutions, Ltd.,
Class A 47,900 110,221
ΩPostal Savings Bank of
China Co., Ltd., Class H 4,050,000 2,623,699
Power Construction Corp. of
China, Ltd., Class A 511,600 370,439
Prinx Chengshan Holdings,
Ltd. 33,000 28,154
Shares Value
CHINA — (Continued)
Pulike Biological Engineering,
Inc. 18,000 $ 27,693
Puyang Huicheng Electronic
Material Co., Ltd., Class A 9,300 18,122
Pylon Technologies Co., Ltd.,
Class A 11,517 74,234
Q Technology Group Co., Ltd. 106,000 93,001
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 42,700 61,204
Qingdao East Steel Tower
Stock Co., Ltd., Class A 32,300 89,629
*Qingdao Gaoce Technology
Co., Ltd., Class A 45,788 54,647
Qingdao Gon Technology Co.,
Ltd., Class A 29,008 201,665
Qingdao Haier Biomedical Co.,
Ltd., Class A 14,936 62,434
Qingdao Hanhe Cable Co.,
Ltd., Class A 103,400 104,573
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 25,800 47,410
ΩQingdao Port International
Co., Ltd., Class H 397,000 359,961
Qingdao Rural Commercial
Bank Corp., Class A 254,000 119,226
*Qingdao Topscomm
Communication, Inc., Class A 21,600 17,559
Qinhuangdao Port Co., Ltd.,
Class H 149,500 44,803
*Quzhou Xin'an Development
Co., Ltd., Class A 197,400 83,889
Rainbow Digital Commercial
Co., Ltd., Class A 54,600 36,948
Renhe Pharmacy Co., Ltd.,
Class A 76,100 61,187
Rianlon Corp., Class A 11,500 64,112
*Risen Energy Co., Ltd., Class
A 19,100 26,840
Riyue Heavy Industry Co.,
Ltd., Class A 34,800 52,612
Rizhao Port Co., Ltd., Class A 217,000 89,327
Rongsheng Petrochemical
Co., Ltd., Class A 257,600 471,457
Runjian Co., Ltd., Class A 9,000 63,928
Sailun Group Co., Ltd., Class
A 115,800 242,800
*Sanan Optoelectronics Co.,
Ltd., Class A 169,500 307,205
Sanchuan Wisdom Technology
Co., Ltd., Class A 30,100 22,062
Sanjiang Shopping Club Co.,
Ltd., Class A 47,800 73,186
Sanquan Food Co., Ltd., Class
A 25,300 49,638
Sansteel Minguang Co., Ltd.
Fujian, Class A 77,300 37,314
Sansure Biotech, Inc., Class A 26,161 59,811
Sany Heavy Equipment
International Holdings Co., Ltd. 184,000 174,342

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Sany Heavy Industry Co., Ltd.,
Class A 243,000 $ 739,428
Satellite Chemical Co., Ltd.,
Class A 101,720 382,425
SDIC Capital Co., Ltd., Class A 175,600 169,531
Sealand Securities Co., Ltd.,
Class A 187,200 106,442
*Seazen Group, Ltd. 226,000 41,502
*Seazen Holdings Co., Ltd.,
Class A 39,300 65,409
*<S-Enjoy Service Group Co.,
Ltd. 87,000 5,825
Seres Group Co., Ltd., Class A 8,300 76,506
SF Holding Co., Ltd. 10,600 45,717
SF Holding Co., Ltd., Class A 81,200 420,705
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 133,400 72,691
Shaanxi Coal Industry Co.,
Ltd., Class A 288,800 1,060,538
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 76,600 33,347
*Shaanxi Construction
Machinery Co., Ltd., Class A 14,900 8,958
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 146,150 186,545
Shandong Bohui Paper
Industrial Co., Ltd., Class A 58,600 42,691
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 31,800 74,210
Shandong Dawn Polymer Co.,
Ltd., Class A 5,800 22,123
*Shandong Denghai Seeds
Co., Ltd., Class A 14,800 19,219
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 435 3,361
*Shandong Hi-Speed New
Energy Group, Ltd. 114,000 16,137
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 81,900 61,849
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 101,560 324,076
*Shandong Huatai Paper
Industry Shareholding Co., Ltd. 53,200 25,602
Shandong Humon Smelting
Co., Ltd., Class A 63,000 125,097
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 28,400 54,164
Shandong Lukang Pharma 78,200 85,340
Shandong Nanshan Aluminum
Co., Ltd., Class A 506,000 353,647
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 46,900 44,307
Shares Value
CHINA — (Continued)
Shandong Pharmaceutical
Glass Co., Ltd., Class A 31,900 $ 94,282
Shandong Sun Paper Industry
JSC, Ltd., Class A 113,311 244,293
Shandong Taihe Technologies
Co., Ltd. 9,100 30,129
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 388,800 166,595
Shandong WIT Dyne Health
Co., Ltd., Class A 7,200 27,709
Shandong Xiantan Group Co.,
Ltd. 57,800 52,550
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 70,000 54,721
Shanghai Baolong Automotive
Corp., Class A 23,115 99,156
Shanghai Baosteel Packaging
Co., Ltd., Class A 46,700 31,325
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 31,200 48,232
Shanghai Construction Group
Co., Ltd., Class A 505,600 177,432
Shanghai Datun Energy
Resources Co., Ltd., Class A 70,620 89,616
Shanghai Electric Group Co.,
Ltd., Class H 88,000 36,135
Shanghai Environment Group
Co., Ltd., Class A 75,400 79,493
#Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 232,500 486,846
Shanghai Haixin Group Co. 53,800 62,695
Shanghai Huayi Group Co.,
Ltd., Class A 72,300 88,108
Shanghai Industrial Holdings,
Ltd. 235,000 414,463
*Shanghai Industrial Urban
Development Group, Ltd. 266,000 7,938
Shanghai International Airport
Co., Ltd., Class A 22,800 83,322
Shanghai Jahwa United Co.,
Ltd., Class A 23,800 64,844
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 17,600 50,793
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 86,800 70,690
Shanghai Lingang Holdings
Corp., Ltd., Class A 83,100 110,252
Shanghai M&G Stationery,
Inc., Class A 33,000 114,342
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 19,000 53,989
*Shanghai Milkground Food
Tech Co., Ltd., Class A 15,600 53,198
Shanghai Moons' Electric Co.,
Ltd., Class A 2,800 20,498

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 326,400 $ 500,322
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 387,766 546,044
Shanghai Putailai New Energy
Technology Group Co., Ltd. 22,000 77,531
Shanghai QiFan Cable Co.,
Ltd., Class A 25,300 68,519
Shanghai RAAS Blood
Products Co., Ltd., Class A 154,700 118,658
*Shanghai Runda Medical
Technology Co., Ltd., Class A 26,800 39,723
Shanghai Rural Commercial
Bank Co., Ltd., Class A 175,600 223,355
Shanghai Stonehill Technology
Co., Ltd., Class A 87,900 88,506
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 24,100 41,217
Shanghai Tunnel Engineering
Co., Ltd., Class A 106,100 88,765
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 26,400 34,244
Shanghai Yaoji Technology
Co., Ltd., Class A 32,800 90,142
*Shanghai Yuyuan Tourist
Mart Group Co., Ltd., Class A 33,300 22,928
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 51,200 243,741
Shanghai Zhenhua Heavy
Industries Co., Ltd. 124,400 79,760
Shanghai Zhonggu Logistics
Co., Ltd., Class A 80,604 128,663
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 61,100 57,360
Shantou Wanshun New
Material Group Co., Ltd., Class
A 53,100 47,805
Shanxi Blue Flame Holding
Co., Ltd., Class A 61,700 63,588
Shanxi Coal International
Energy Group Co., Ltd., Class
A 73,500 137,457
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 256,100 246,491
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 126,400 60,454
Shanxi Hi-speed Group Co.,
Ltd. 60,300 42,055
*Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 45,900 47,508
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 95,211 212,883
*Shanxi Meijin Energy Co.,
Ltd., Class A 147,500 78,845
Shares Value
CHINA — (Continued)
Shanxi Securities Co., Ltd.,
Class A 104,000 $ 83,312
Shanxi Taigang Stainless
Steel Co., Ltd., Class A 198,600 106,749
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 42,200 30,806
Shede Spirits Co., Ltd., Class
A 21,300 122,311
*Shenma Industry Co., Ltd. 87,600 82,367
ΩShenwan Hongyuan Group
Co., Ltd., Class H 144,000 47,194
Shenzhen Agricultural Power
Group Co., Ltd., Class A 87,500 76,832
Shenzhen Airport Co., Ltd.,
Class A 105,100 105,358
Shenzhen Aisidi Co., Ltd.,
Class A 47,700 70,702
Shenzhen Center Power Tech
Co., Ltd., Class A 100 254
Shenzhen Cereals Holdings
Co., Ltd., Class A 53,400 48,392
Shenzhen Comix Group Co.,
Ltd., Class A 49,600 48,620
*Shenzhen Das Intellitech Co.,
Ltd., Class A 79,500 33,785
Shenzhen Desay Battery
Technology Co., Class A 20,330 73,452
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 10,000 40,839
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 20,800 20,297
Shenzhen Gas Corp., Ltd.,
Class A 77,800 75,457
Shenzhen Gongjin Electronics
Co., Ltd., Class A 16,600 35,666
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 75,500 41,401
Shenzhen Hopewind Electric
Co., Ltd. 12,800 53,392
#Shenzhen International
Holdings, Ltd. 759,454 590,781
Shenzhen Invt Electric Co.,
Ltd., Class A 75,200 72,712
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 28,900 32,865
*Shenzhen Jinjia Group Co.,
Ltd., Class A 39,700 22,044
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 11,000 11,402
Shenzhen Kaifa Technology
Co., Ltd., Class A 6,000 33,077
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 7,000 13,008

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 19,000 $ 52,920
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 26,400 38,388
Shenzhen Leaguer Co., Ltd.,
Class A 59,800 62,958
Shenzhen Microgate
Technology Co., Ltd., Class A 22,400 46,768
Shenzhen MTC Co., Ltd.,
Class A 163,200 179,550
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 106,400 33,243
Shenzhen Noposin Crop
Science Co., Ltd., Class A 48,100 66,024
Shenzhen Properties &
Resources Development
Group, Ltd., Class A 8,700 10,229
Shenzhen SC New Energy
Technology Corp., Class A 13,700 115,996
Shenzhen Senior Technology
Material Co., Ltd., Class A 44,200 87,243
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 9,400 37,080
Shenzhen Tagen Group Co.,
Ltd., Class A 83,300 41,444
Shenzhen Topband Co., Ltd.,
Class A 60,800 92,459
*Shenzhen Topraysolar Co.,
Ltd. 68,600 40,428
Shenzhen United Winners
Laser Co., Ltd., Class A 3,898 10,655
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 43,200 106,826
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 96,696 64,145
Shenzhen Yinghe Technology
Co., Ltd., Class A 31,200 95,770
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 9,532 37,107
*Shenzhen Zhenye Group Co.,
Ltd., Class A 75,200 72,601
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 141,789 132,480
Shenzhou International Group
Holdings, Ltd. 149,700 851,054
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 1,400 13,232
Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 38,600 76,018
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 900 2,251
Shinva Medical Instrument
Co., Ltd., Class A 23,300 44,782
Shares Value
CHINA — (Continued)
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 42,700 $ 25,670
*Shui On Land, Ltd. 795,500 54,781
Sichuan Changhong Electric
Co., Ltd., Class A 120,300 123,624
*Sichuan Chengfei Integration
Technology Corp., Class A 12,700 43,027
Sichuan Development Lomon
Co., Ltd., Class A 79,200 99,449
Sichuan EM Technology Co.,
Ltd., Class A 25,600 130,134
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 309,100 108,474
*Sichuan Hexie Shuangma
Co., Ltd., Class A 26,400 82,874
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 37,600 241,855
*Sichuan Lutianhua Co., Ltd.,
Class A 60,600 32,304
Sichuan New Energy Power
Co., Ltd., Class A 68,300 123,991
Sichuan Road and Bridge
Group Co., Ltd., Class A 227,280 303,897
Sichuan Yahua Industrial
Group Co., Ltd., Class A 50,600 131,344
SIIC Environment Holdings,
Ltd. 377,000 47,596
*Sinochem International Corp.,
Class A 100,300 68,021
#Sinofert Holdings, Ltd. 1,742,000 288,793
Sinolink Securities Co., Ltd.,
Class A 95,400 123,463
Sinoma International
Engineering Co., Class A 88,400 104,325
Sinoma Science & Technology
Co., Ltd., Class A 33,800 215,911
Sinomach Automobile Co.,
Ltd., Class A 81,000 62,968
*Sinomach Heavy Equipment
Group Co., Ltd. 151,800 74,850
Sinopec Engineering Group
Co., Ltd., Class H 550,500 380,498
#*Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 1,450,000 208,950
Sinopharm Group Co., Ltd.,
Class H 800,800 1,774,881
Sino-Platinum Metals Co., Ltd.,
Class A 33,400 90,555
Sinoseal Holding Co., Ltd.,
Class A 5,100 22,451
Sinosteel Engineering &
Technology Co., Ltd., Class A 74,100 57,385
Sinosteel New Materials Co.,
Ltd., Class A 70,600 83,946
Sinotrans, Ltd., Class H 803,000 483,340
Sinotruk Jinan Truck Co., Ltd.,
Class A 45,400 156,030

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Skyworth Digital Co., Ltd.,
Class A 73,300 $ 102,460
*Skyworth Group, Ltd. 270,000 149,778
Snowsky Salt Industry Group
Co., Ltd., Class A 89,000 70,505
Solareast Holdings Co., Ltd.,
Class A 21,700 21,978
Songcheng Performance
Development Co., Ltd., Class
A 113,900 106,253
SooChow Securities Co., Ltd.,
Class A 201,200 241,914
Southern Publishing & Media
Co., Ltd. 51,100 90,950
Southwest Securities Co., Ltd.,
Class A 145,500 90,057
SPIC Hydropower Co., Ltd.,
Class A 12,300 22,985
Spring Airlines Co., Ltd., Class
A 4,100 28,534
#SSY Group, Ltd. 44,000 13,354
Stanley Agricultural Group Co.,
Ltd., Class A 59,600 79,074
State Grid Yingda Co., Ltd.,
Class A 100,400 75,968
STO Express Co., Ltd., Class
A 65,700 137,171
Sumec Corp., Ltd., Class A 58,500 96,845
#Sun Art Retail Group, Ltd. 459,500 69,731
*Sun King Technology Group,
Ltd. 428,000 74,230
Sunflower Pharmaceutical
Group Co., Ltd., Class A 14,600 29,229
Suning Universal Co., Ltd.,
Class A 120,100 33,255
Sunny Optical Technology
Group Co., Ltd. 91,700 655,451
Sunrise Group Co., Ltd., Class
A 55,800 48,501
*Sunshine Lake Pharma Co.,
Ltd., Class H 1,602 8,544
Sunstone Development Co.,
Ltd., Class A 19,800 50,017
Suntak Technology Co., Ltd.,
Class A 51,400 84,862
Sunward Intelligent Equipment
Co., Ltd., Class A 57,300 61,513
Sunwoda Electronic Co., Ltd.,
Class A 45,100 127,218
Suzhou Anjie Technology Co.,
Ltd., Class A 55,800 109,313
*Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 40,900 1,038,519
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 110,700 61,141
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 70,900 67,715
Shares Value
CHINA — (Continued)
Suzhou Secote Precision
Electronic Co., Ltd., Class A 182 $ 1,038
*Taiji Computer Corp., Ltd.,
Class A 5,200 11,357
*Taiyuan Heavy Industry Co.,
Ltd., Class A 67,100 20,269
TangShan Port Group Co.,
Ltd., Class A 191,300 137,383
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 121,000 119,327
Tasly Pharmaceutical Group
Co., Ltd., Class A 63,300 151,094
Tayho Advanced Materials
Group Co., Ltd., Class A 59,700 100,776
TBEA Co., Ltd., Class A 127,090 394,063
*TCL Electronics Holdings, Ltd. 37,000 76,297
TCL Technology Group Corp.,
Class A 652,970 457,332
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 90,100 117,805
*TDG Holdings Co., Ltd. 30,900 75,999
Ten Pao Group Holdings, Ltd. 260,000 55,703
Tencent Music Entertainment
Group, ADR 41,088 388,282
Tencent Music Entertainment
Group, Class A 339,500 1,666,847
Three Squirrels, Inc., Class A 49,800 134,355
Thunder Software Technology
Co., Ltd., Class A 300 2,682
Tian An China Investment Co.,
Ltd. 29,000 13,240
Tian Di Science & Technology
Co., Ltd., Class A 101,800 74,314
*Tianfeng Securities Co., Ltd.,
Class A 245,600 134,921
Tiangong International Co.,
Ltd. 1,140,000 427,413
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 62,000 30,282
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 173,300 86,478
Tianjin Port Co., Ltd., Class A 170,300 111,711
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 11,300 28,478
*Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 37,400 19,549
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 59,500 45,814
*Tianma Microelectronics Co.,
Ltd., Class A 104,200 99,827
Tianneng Battery Group Co.,
Ltd. 17,983 60,153
*Tianqi Lithium Corp. 7,200 30,686
Tianrun Industry Technology
Co., Ltd., Class A 76,000 94,418

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Tianshan Aluminum Group
Co., Ltd., Class A 169,700 $ 331,691
Tianshui Huatian Technology
Co., Ltd., Class A 102,600 235,026
Tinergy Chemical Co., Ltd.,
Class A 136,960 94,100
*Titan Wind Energy Suzhou
Co., Ltd., Class A 82,000 77,466
Tofflon Science & Technology
Group Co., Ltd., Class A 13,600 24,528
Tomson Group, Ltd. 70,000 20,353
TongFu Microelectronics Co.,
Ltd., Class A 18,200 152,884
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 25,900 32,100
Tongkun Group Co., Ltd.,
Class A 98,200 325,714
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 23,100 26,509
Tongling Nonferrous Metals
Group Co., Ltd., Class A 467,800 430,159
Tongyu Heavy Industry Co.,
Ltd., Class A 300,300 125,395
*Topsec Technologies Group,
Inc., Class A 42,600 41,443
TravelSky Technology, Ltd.,
Class H 475,000 523,363
*Trip.com Group, Ltd. 133,100 6,219,119
Truking Technology, Ltd.,
Class A 58,900 73,523
Tsinghua Tongfang Co., Ltd.,
Class A 102,600 108,018
TSP Wind Power Group Co.,
Ltd., Class A 47,000 53,449
UE Furniture Co., Ltd., Class A 100 141
Unisplendour Corp., Ltd.,
Class A 27,400 141,556
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 31,300 101,824
V V Food & Beverage Co.,
Ltd., Class A 68,900 32,851
Valiant Co., Ltd., Class A 35,900 67,936
*Vats Liquor Chain Store
Management JSC, Ltd., Class
A 7,900 13,534
*Venustech Group, Inc., Class
A 18,700 38,738
Victory Giant Technology
Huizhou Co., Ltd., Class A 13,500 380,608
Vipshop Holdings, Ltd.,
Sponsored ADR 157,888 2,422,002
Ω*Viva Biotech Holdings 187,500 31,084
Walvax Biotechnology Co.,
Ltd., Class A 41,100 74,977
*Wangfujing Group Co., Ltd.,
Class A 45,042 69,897
Wangneng Environment Co.,
Ltd., Class A 30,100 63,958
Shares Value
CHINA — (Continued)
Wangsu Science &
Technology Co., Ltd., Class A 81,100 $ 168,483
Wanhua Chemical Group Co.,
Ltd., Class A 128,200 1,414,426
Wanxiang Qianchao Co., Ltd.,
Class A 5,700 9,478
Wasu Media Holding Co., Ltd.,
Class A 82,800 85,823
Weifu High-Technology Group
Co., Ltd., Class A 24,900 66,035
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 21,300 30,120
*Wellhope Foods Co., Ltd.,
Class A 36,100 33,516
Wens Foodstuff Group Co.,
Ltd., Class A 122,100 254,744
#West China Cement, Ltd. 728,000 166,180
Western Mining Co., Ltd.,
Class A 26,800 152,544
Western Securities Co., Ltd.,
Class A 123,400 123,521
Windey Energy Technology
Group Co., Ltd., Class A 36,000 62,848
Winner Medical Co., Ltd.,
Class A 18,100 82,200
Wolong Electric Group Co.,
Ltd., Class A 32,640 153,162
Wuchan Zhongda Group Co.,
Ltd., Class A 180,800 134,929
Wuhu Token Science Co.,
Ltd., Class A 96,100 94,913
Wuliangye Yibin Co., Ltd.,
Class A 14,200 164,006
Wushang Group Co., Ltd.,
Class A 50,400 54,031
Ω*Wuxi Biologics Cayman, Inc. 1,000 4,940
Wuxi Boton Technology Co.,
Ltd., Class A 19,900 56,959
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 55,000 130,305
Wuxi Paike New Materials
Technology Co., Ltd., Class A 5,400 61,033
Wuxi Rural Commercial Bank
Co., Ltd. 143,300 119,887
Wuxi Taiji Industry, Ltd. Co.,
Class A 66,000 168,386
XCMG Construction Machinery
Co., Ltd., Class A 628,400 833,723
Xiamen Bank Co., Ltd., Class
A 111,300 128,384
Xiamen C & D, Inc., Class A 107,400 142,810
Xiamen Changelight Co., Ltd.,
Class A 29,800 72,896
Xiamen International Airport
Co., Ltd., Class A 15,300 33,711
Xiamen ITG Group Corp., Ltd.,
Class A 76,400 66,746
Xiamen Kingdomway Group
Co., Class A 21,100 44,210

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Xiamen Port Development Co.,
Ltd., Class A 42,100 $ 53,300
Xiamen Xiangyu Co., Ltd.,
Class A 88,400 87,701
Xi'an Manareco New Materials
Co., Ltd. 4,452 23,627
Xi'An Shaangu Power Co.,
Ltd., Class A 56,700 80,599
Xi'an Triangle Defense Co.,
Ltd., Class A 31,300 98,487
Xiandai Investment Co., Ltd.,
Class A 95,000 52,892
*Xiangcai Co., Ltd., Class A 11,800 15,236
Xianhe Co., Ltd., Class A 12,700 36,877
Xinfengming Group Co., Ltd.,
Class A 58,000 167,815
*Xinjiang Daqo New Energy
Co., Ltd., Class A 37,866 101,654
Xinjiang Joinworld Co., Ltd.,
Class A 102,500 136,598
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 89,000 45,598
#Xinjiang Xinxin Mining
Industry Co., Ltd., Class H 332,000 74,515
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 47,000 53,727
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 142,400 92,988
Xinxiang Chemical Fiber Co.,
Ltd., Class A 124,600 109,962
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 178,600 102,346
#Xinyi Energy Holdings, Ltd. 1,109,765 127,371
#Xinyi Solar Holdings, Ltd. 97,160 27,259
Xinyu Iron & Steel Co., Ltd.,
Class A 78,000 34,303
Xinzhi Group Co., Ltd., Class A 17,500 41,020
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 45,600 93,517
Xtep International Holdings,
Ltd. 426,692 205,685
Xuji Electric Co., Ltd., Class A 48,100 162,389
Yangling Metron New Material,
Inc., Class A 27,020 63,215
Yankuang Energy Group Co.,
Ltd., Class H 23,600 35,694
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 19,900 52,598
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 21,300 424,839
YanTai Shuangta Food Co.,
Ltd., Class A 69,400 43,263
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 43,800 72,250
Yechiu Metal Recycling China,
Ltd., Class A 146,200 67,110
*Yibin Tianyuan Group Co.,
Ltd., Class A 70,400 60,670
Shares Value
CHINA — (Continued)
Yifan Pharmaceutical Co., Ltd.,
Class A 67,900 $ 103,257
Yifeng Pharmacy Chain Co.,
Ltd., Class A 18,600 62,602
Yihai International Holding,
Ltd. 7,000 13,881
Yingkou Jinchen Machinery
Co., Ltd. 2,800 9,830
Yonfer Agricultural Technology
Co., Ltd., Class A 38,200 79,190
Yongjin Technology Group
Co., Ltd. 40,600 121,859
YongXing Special Materials
Technology Co., Ltd., Class A 16,500 110,238
Yotrio Group Co., Ltd., Class A 180,100 72,004
*Youcare Pharmaceutical
Group Co., Ltd. 40,273 73,230
YTO Express Group Co., Ltd.,
Class A 129,300 361,092
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 66,500 82,714
#Yuexiu Property Co., Ltd. 672,000 310,222
Yum China Holdings, Inc. 9,900 476,982
YUNDA Holding Group Co.,
Ltd., Class A 106,400 109,025
Yunnan Aluminium Co., Ltd.,
Class A 68,400 269,614
Yunnan Baiyao Group Co.,
Ltd., Class A 57,660 451,315
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 149,200 202,147
Yunnan Copper Co., Ltd.,
Class A 68,000 159,292
Yunnan Energy Investment
Co., Ltd., Class A 52,700 74,913
*Yunnan Energy New Material
Group Co., Ltd., Class A 23,100 179,884
Yunnan Nantian Electronics
Information Co., Ltd. 10,700 25,002
Yunnan Tin Co., Ltd., Class A 47,300 238,832
Yunnan Yuntianhua Co., Ltd.,
Class A 63,100 279,089
Yutong Bus Co., Ltd., Class A 5,000 23,840
Yutong Heavy Industries Co.,
Ltd. 16,500 22,820
ZCZL Industrial Technology
Group Co., Ltd., Class H 101,400 181,940
*Zhangjiagang Guangda
Special Material Co., Ltd. 7,908 16,628
Zhefu Holding Group Co., Ltd.,
Class A 255,300 174,273
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 60,500 84,120
Zhejiang Century Huatong
Group Co., Ltd., Class A 121,200 242,996
Zhejiang China Commodities
City Group Co., Ltd., Class A 70,700 134,001

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Chint Electrics Co.,
Ltd., Class A 99,900 $ 373,068
Zhejiang Communications
Technology Co., Ltd., Class A 160,360 85,720
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 141,000 90,612
Zhejiang Dahua Technology
Co., Ltd., Class A 121,200 300,066
Zhejiang Digital Culture
Technology Group Co., Ltd.,
Class A 54,900 88,771
Zhejiang Dingli Machinery Co.,
Ltd., Class A 3,400 29,704
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 81,100 126,813
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 46,600 85,701
*Zhejiang Great Southeast
Co., Ltd., Class A 114,800 49,467
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 40,100 48,571
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 217,100 163,306
Zhejiang Hailiang Co., Ltd.,
Class A 56,800 154,502
Zhejiang Hailide New Material
Co., Ltd., Class A 68,600 54,446
Zhejiang Hangmin Co., Ltd.,
Class A 52,500 52,007
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 123,100 99,342
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 79,200 135,804
Zhejiang Huace Film &
Television Co., Ltd., Class A 89,900 92,916
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 6,400 15,845
Zhejiang Huangma
Technology Co., Ltd. 6,300 12,146
*Zhejiang Huatong Meat
Products Co., Ltd. 59,700 67,980
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 78,900 466,269
Zhejiang International Group
Co., Ltd. 29,200 41,076
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 15,800 57,600
Zhejiang Jingu Co., Ltd., Class
A 52,600 70,877
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 28,100 56,754
Shares Value
CHINA — (Continued)
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 24,400 $ 72,838
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 37,700 81,279
Zhejiang Longsheng Group
Co., Ltd., Class A 125,700 247,179
Zhejiang Medicine Co., Ltd.,
Class A 53,400 95,755
Zhejiang NHU Co., Ltd., Class
A 57,200 254,179
Zhejiang Runtu Co., Ltd.,
Class A 51,600 104,753
Zhejiang Semir Garment Co.,
Ltd., Class A 125,300 115,218
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 116,300 87,310
Zhejiang Southeast Space
Frame Co., Ltd., Class A 59,400 54,796
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 2,600 3,334
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 59,300 49,611
Zhejiang Taihua New Material
Group Co., Ltd., Class A 34,600 44,112
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 24,000 70,542
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 53,400 83,974
Zhejiang Wanliyang Co., Ltd.,
Class A 123,900 103,290
Zhejiang Wanma Co., Ltd.,
Class A 79,500 121,956
Zhejiang Wansheng Co., Ltd.,
Class A 30,100 44,035
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 26,300 59,583
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 47,300 60,023
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 56,900 87,034
Zhejiang Xinao Textiles, Inc. 23,400 20,235
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 14,000 56,345
Zhejiang Yasha Decoration
Co., Ltd., Class A 84,000 43,782
Zhejiang Yinlun Machinery
Co., Ltd., Class A 30,300 172,466
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 6,300 12,640
Zhende Medical Co., Ltd.,
Class A 10,400 140,137

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 103,500 $ 69,119
Zheshang Development Group
Co., Ltd. 35,400 28,725
Zheshang Securities Co., Ltd.,
Class A 171,300 242,236
*Zhewen Interactive Group
Co., Ltd., Class A 39,000 45,160
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 643,200 909,647
Zhongji Innolight Co., Ltd.,
Class A 7,560 1,009,743
Zhongjin Gold Corp., Ltd.,
Class A 30,100 102,556
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 10,800 34,767
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 87,900 96,316
Zhongtai Securities Co., Ltd.,
Class A 200,600 167,528
Zhongtong Bus Holding Co.,
Ltd., Class A 49,900 76,623
ZhongYeDa Electric Co., Ltd.,
Class A 16,100 18,881
Zhongyin Babi Food Co., Ltd. 3,000 8,631
Zhongyuan Environment-
Protection Co., Ltd., Class A 47,300 52,109
Ω*Zhou Hei Ya International
Holdings Co., Ltd. 195,500 32,410
Zhuhai Port Co., Ltd., Class A 27,800 20,829
Zhuzhou CRRC Times Electric
Co., Ltd. 248,800 1,067,972
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 1,200 8,449
Zhuzhou Kibing Group Co.,
Ltd., Class A 115,000 96,381
Zhuzhou Times New Material
Technology Co., Ltd., Class A 53,800 88,825
*Zibo Qixiang Tengda
Chemical Co., Ltd., Class A 114,500 85,789
ZJAMP Group Co., Ltd., Class
A 28,800 33,732
ZJMI Environmental Energy
Co., Ltd., Class A 25,500 45,575
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 643,000 620,729
ZTE Corp., Class H 4,000 12,681
ZTO Express Cayman, Inc. 192,450 4,584,480
TOTAL CHINA 412,383,349
COLOMBIA — (0.1%)
Almacenes Exito SA 117,941 176,354
Banco de Bogota SA 1,983 24,402
Cementos Argos SA 11,636 40,752
*Corp Financiera Colombiana
SA 116,494 758,957
Grupo Argos SA 106,244 570,625
Shares Value
COLOMBIA — (Continued)
Grupo de Inversiones
Suramericana SA 35,716 $ 623,834
Mineros SA 40,559 205,464
Organizacion Terpel SA 27,069 152,783
TOTAL COLOMBIA 2,553,171
CZECHIA — (0.1%)
CEZ A/S 262 16,854
Komercni Banka A/S 35,769 1,785,720
ΩMoneta Money Bank A/S 495 4,524
TOTAL CZECHIA 1,807,098
GREECE — (0.8%)
Alpha Bank SA 737,526 3,619,957
#Autohellas Tourist and
Trading SA 8,734 116,567
Bank of Greece 2,838 48,979
ElvalHalcor SA 23,016 99,039
Eurobank SA 195,576 1,001,338
Fourlis Holdings SA 18,052 84,429
GEK TERNA SA 13,473 700,971
HELLENiQ ENERGY Holdings
S.A. 58,742 878,612
*LAMDA Development SA 44,065 320,164
Motor Oil Hellas Corinth
Refineries SA 36,228 2,117,451
National Bank of Greece SA 49,369 914,504
*Piraeus Bank SA 424,500 4,884,082
Thrace Plastics Holding and
Co., Class A 6,727 36,764
Titan SA 5,931 355,526
TOTAL GREECE 15,178,383
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 484,000 52,464
TOTAL HONG KONG 52,464
HUNGARY — (0.1%)
*MOL Hungarian Oil & Gas
PLC 174,895 2,500,141
Richter Gedeon Nyrt 1,484 55,259
TOTAL HUNGARY 2,555,400
INDIA — (12.2%)
*5Paisa Capital, Ltd. 7,674 28,037
Aarti Drugs, Ltd. 17,510 77,581
Aarti Industries, Ltd. 83,860 429,869
Aarti Pharmalabs, Ltd. 25,470 178,088
ACC, Ltd. 10,153 144,439
*Adani Power, Ltd. 227,210 503,189
*Aditya Birla Fashion and
Retail, Ltd. 432,297 272,930
Aditya Birla Real Estate, Ltd. 9,807 145,756
Advanced Enzyme
Technologies, Ltd. 22,426 74,060
AGI Greenpac, Ltd. 12,183 90,560
Ahluwalia Contracts India, Ltd. 1,247 10,735
Ajmera Realty & Infra India,
Ltd. 38,266 50,669
Alembic Pharmaceuticals, Ltd. 8,679 72,500
Alembic, Ltd. 25,249 24,115

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
*Allcargo Global, Ltd. 97,214 $ 12,461
Amara Raja Energy & Mobility,
Ltd. 77,531 739,801
Ambuja Cements, Ltd. 133,161 603,178
Anant Raj, Ltd. 13,594 88,974
Andhra Sugars, Ltd. (The) 36,263 31,214
Ω*Antony Waste Handling
Cell, Ltd. 10,646 47,621
Apar Industries, Ltd. 1,051 158,044
Apeejay Surrendra Park
Hotels, Ltd. 33,317 42,733
Apollo Pipes, Ltd. 18,321 99,002
Apollo Tyres, Ltd. 210,203 943,231
Arvind, Ltd. 88,952 478,438
*Ashoka Buildcon, Ltd. 70,172 89,054
*Asian Granito India, Ltd. 115,728 66,321
ΩAster DM Quality Care, Ltd. 7,674 66,124
Atul, Ltd. 152 10,732
Aurobindo Pharma, Ltd. 162,955 2,698,753
Automotive Axles, Ltd. 1,547 29,204
Avadh Sugar & Energy, Ltd. 3,250 17,167
Avanti Feeds, Ltd. 30,098 283,773
*AvenuesAI, Ltd. 557,049 92,535
AWL Agri Business, Ltd. 45,780 90,893
Axis Bank, Ltd. 1,252,110 16,134,457
Axis Bank, Ltd., GDR 675 43,335
*Bajaj Consumer Care, Ltd. 4,669 25,646
Balaji Amines, Ltd. 6,645 148,570
Balmer Lawrie & Co., Ltd. 35,284 63,679
Balrampur Chini Mills, Ltd. 97,177 597,025
Banco Products India, Ltd. 2,900 19,368
ΩBandhan Bank, Ltd. 639,781 1,167,584
Bank of Baroda 482,612 1,227,078
Bank of India 223,970 323,813
Bank of Maharashtra 826,520 687,186
Bannari Amman Sugars, Ltd. 856 31,178
Bhansali Engineering
Polymers, Ltd. 40,610 49,380
Bharat Bijlee, Ltd. 4,359 115,326
Bharat Heavy Electricals, Ltd. 272,303 1,161,529
Bharat Rasayan, Ltd. 565 7,581
Biocon, Ltd. 183,594 819,116
Birla Corp., Ltd. 15,470 144,380
Bliss Gvs Pharma, Ltd. 42,633 208,060
*Bluspring Enterprises, Ltd. 31,163 37,837
Bombay Burmah Trading Co. 10,670 167,417
*Brightcom Group, Ltd. 742,307 72,585
BSE, Ltd. 6,522 249,232
*Camlin Fine Sciences, Ltd. 51,615 69,101
Canara Bank 1,246,674 1,632,965
*Capacit'e Infraprojects, Ltd. 32,686 73,549
*Cartrade Tech, Ltd. 14,295 407,448
Ceat, Ltd. 14,120 507,574
*Ceigall India, Ltd. 10,879 39,080
Cemindia Projects, Ltd. 5,722 82,026
Chambal Fertilisers and
Chemicals, Ltd. 80,410 369,878
CIE Automotive India, Ltd. 64,236 275,081
Cipla, Ltd. 90,703 1,400,447
Shares Value
INDIA — (Continued)
City Union Bank, Ltd. 299,921 $ 649,098
CMS Info Systems, Ltd. 45,506 125,766
ΩCochin Shipyard, Ltd. 22,780 339,736
Coforge, Ltd. 84 1,515
Confidence Petroleum India,
Ltd. 19,716 16,461
Container Corp. of India, Ltd. 38,353 211,230
Coromandel International, Ltd. 6,399 139,066
Cosmo First, Ltd. 6,473 60,534
*CSB Bank, Ltd. 20,091 69,465
Cyient, Ltd. 29,807 264,816
*Dalmia Bharat Refractories,
Ltd. 105 –
Dalmia Bharat Sugar &
Industries, Ltd. 2,614 9,613
Dalmia Bharat, Ltd. 32,275 608,765
Datamatics Global Services,
Ltd. 6,474 56,455
DB Corp., Ltd. 8,808 19,289
DCB Bank, Ltd. 241,370 470,749
DCM Shriram, Ltd. 13,796 149,491
DCW, Ltd. 43,577 21,095
*DEE Development Engineers,
Ltd. 9,812 69,779
Deep Industries, Ltd. 20,021 125,248
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 40,617 661,008
*Delhivery, Ltd. 113,273 572,152
Dhampur Sugar Mills, Ltd. 6,274 8,908
*Dhanlaxmi Bank, Ltd. 32,636 10,969
Dhanuka Agritech, Ltd. 1,199 12,841
*Digitide Solutions, Ltd. 16,247 17,254
ΩDilip Buildcon, Ltd. 21,817 98,138
*Dishman Carbogen Amcis,
Ltd. 25,779 50,507
DLF, Ltd. 97,182 671,510
Dr. Reddy's Laboratories, Ltd. 8,302 99,895
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 249,371 2,955,046
*Dredging Corp. of India, Ltd. 6,768 80,820
Dwarikesh Sugar Industries,
Ltd. 22,237 8,632
*EID Parry India, Ltd. 49,415 393,627
Eimco Elecon India, Ltd. 1,738 32,438
*Electronics Mart India, Ltd. 28,627 39,051
Electrosteel Castings, Ltd. 159,889 118,390
Engineers India, Ltd. 75,069 174,960
Epigral, Ltd. 3,272 37,334
EPL, Ltd. 67,429 157,182
Escorts Kubota, Ltd. 3,394 109,772
*Eternal, Ltd. 76,384 242,125
*Eureka Forbes, Ltd. 41,491 195,007
Exide Industries, Ltd. 346,418 1,633,064
FDC, Ltd. 22,385 96,142
Federal Bank, Ltd. 985,122 3,704,984
FIEM Industries, Ltd. 56 1,364
Filatex India, Ltd. 67,157 51,746
Finolex Cables, Ltd. 28,602 296,047
Finolex Industries, Ltd. 157,629 268,241

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
Firstsource Solutions, Ltd. 185,332 $ 586,831
Flair Writing Industries, Ltd. 6,634 18,015
Fortis Healthcare, Ltd. 51,313 508,209
G R Infraprojects, Ltd. 7,695 71,301
Gabriel India, Ltd. 1,668 25,205
GAIL India, Ltd. 1,269,011 2,413,136
Galaxy Surfactants, Ltd. 914 18,627
Gandhar Oil Refinery India,
Ltd. 11,572 27,076
Ganesha Ecosphere, Ltd. 3,377 41,898
Garware Hi-Tech Films, Ltd. 3,076 230,551
Gateway Distriparks, Ltd. 133,552 81,140
ΩGeneral Insurance Corp. of
India 18,406 68,790
Genus Power Infrastructures,
Ltd. 10,230 33,526
*Genus Prime Infra, Ltd. 1,705 528
Geojit Financial Services, Ltd. 63,375 50,719
GHCL Textiles, Ltd. 44,928 53,500
GHCL, Ltd. 21,763 99,925
Glenmark Pharmaceuticals,
Ltd. 47,479 1,111,600
Globus Spirits, Ltd. 7,321 67,789
GNA Axles, Ltd. 4,588 25,761
Godawari Power and Ispat,
Ltd. 138,614 352,146
Godfrey Phillips India, Ltd. 12,375 276,695
Godrej Properties, Ltd. 17,591 388,213
*Gokaldas Exports, Ltd. 43,558 372,034
Goldiam International, Ltd. 15,766 62,079
Goodluck India, Ltd. 7,083 112,650
Granules India, Ltd. 81,173 701,560
Graphite India, Ltd. 72,890 501,441
Grasim Industries, Ltd. 115,391 3,749,981
Grauer & Weil India, Ltd. 872 700
Great Eastern Shipping Co.,
Ltd. (The) 100,217 1,418,362
*GSPL Transmission, Ltd. 26,628 41,867
Gujarat Alkalies & Chemicals,
Ltd. 14,046 98,748
Gujarat Ambuja Exports, Ltd. 114,845 207,158
Gujarat Energy, Ltd. 79,885 229,822
Gujarat Mineral Development
Corp., Ltd. 59,143 349,750
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 54,691 292,499
Gujarat Pipavav Port, Ltd. 89,305 140,647
Gulf Oil Lubricants India, Ltd. 92 1,031
Hariom Pipe Industries, Ltd. 5,261 21,531
HBL Engineering, Ltd. 32,217 242,670
HDFC Bank, Ltd. 81,605 639,866
HDFC Bank, Ltd., Sponsored
ADR 385,936 9,235,448
HEG, Ltd. 75,087 517,224
Heritage Foods, Ltd. 264 913
Hero MotoCorp, Ltd. 12,357 697,530
Himadri Speciality Chemical,
Ltd. 145,702 1,146,269
Hindalco Industries, Ltd. 887,263 9,061,399
Shares Value
INDIA — (Continued)
*Hindware Home Innovation,
Ltd. 11,302 $ 26,113
HI-Tech Pipes, Ltd. 76,358 67,743
Honda India Power Products,
Ltd. 1,590 34,893
HPL Electric & Power, Ltd. 7,738 26,961
ICICI Bank, Ltd. 2,974 44,740
IDFC First Bank, Ltd. 1,514,864 1,344,429
IIFL Capital Services, Ltd. 792 2,804
*India Cements, Ltd. (The) 24,797 103,435
India Glycols, Ltd. 24,466 294,225
India Nippon Electricals, Ltd. 4,217 51,727
Indian Bank 150,836 1,322,374
Indian Metals & Ferro Alloys,
Ltd. 13,811 209,680
Indo Count Industries, Ltd. 41,664 175,210
*Indus Towers, Ltd. 804,647 3,298,197
IndusInd Bank, Ltd. 124,641 1,322,568
Info Edge India, Ltd. 102,965 1,323,281
Insecticides India, Ltd. 3,944 26,504
IOL Chemicals and
Pharmaceuticals, Ltd. 111,560 171,090
Ipca Laboratories, Ltd. 11,871 217,451
ΩIRCON International, Ltd. 211,254 278,949
ISGEC Heavy Engineering,
Ltd. 4,894 42,364
ITC Hotels, Ltd. 35,141 59,800
J Kumar Infraprojects, Ltd. 17,439 88,095
Jai Corp., Ltd. 18,832 20,061
Jammu & Kashmir Bank, Ltd.
(The) 237,890 388,941
*Jana Small Finance Bank,
Ltd. 5,389 32,476
Jindal Drilling & Industries, Ltd. 1,649 10,649
Jindal Saw, Ltd. 186,118 501,211
Jindal Stainless, Ltd. 68,997 531,352
Jindal Steel, Ltd. 201,321 2,326,010
JK Lakshmi Cement, Ltd. 28,439 168,297
JK Paper, Ltd. 44,201 180,922
JK Tyre & Industries, Ltd. 114,724 480,647
JSW Energy, Ltd. 159,802 928,933
JSW Steel, Ltd. 278,787 3,710,732
JTL Industries, Ltd. 146,194 115,512
Jubilant Ingrevia, Ltd. 13,151 101,401
Jubilant Pharmova, Ltd. 39,990 391,937
*Juniper Hotels, Ltd. 23,737 48,594
Kalpataru Projects
International, Ltd. 11,846 160,107
Kalyani Steels, Ltd. 9,508 87,098
Kansai Nerolac Paints, Ltd. 55,631 114,708
Karnataka Bank, Ltd. (The) 208,249 621,484
Karur Vysya Bank, Ltd. (The) 306,745 1,100,926
Kaveri Seed Co., Ltd. 12,050 98,816
KCP, Ltd. (The) 24,917 42,193
KDDL, Ltd. 1,126 38,967
KEC International, Ltd. 49,508 243,324
*Keystone Realtors, Ltd. 9,203 38,567
Kirloskar Brothers, Ltd. 1,698 33,280

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
Kirloskar Ferrous Industries,
Ltd. 2,567 $ 12,707
Kirloskar Oil Engines, Ltd. 23,451 538,207
Kitex Garments, Ltd. 12,729 19,452
*Kolte-Patil Developers, Ltd. 8,665 34,972
Kotak Mahindra Bank, Ltd. 1,047,430 4,284,567
KRBL, Ltd. 47,881 176,188
Krsnaa Diagnostics, Ltd. 11,110 61,416
LA Opala RG, Ltd. 5,704 11,021
Larsen & Toubro, Ltd. 42,360 1,748,696
Laxmi Organic Industries, Ltd. 34,797 65,090
LG Balakrishnan & Bros, Ltd. 11,129 185,268
Lincoln Pharmaceuticals, Ltd. 1,552 9,388
LT Foods, Ltd. 57,806 248,606
Lumax Auto Technologies, Ltd. 196 3,222
Lumax Industries, Ltd. 285 15,785
Lupin, Ltd. 31,577 799,229
LUX Industries, Ltd. 4,564 59,677
Maharashtra Seamless, Ltd. 24,218 143,496
Mahindra & Mahindra, Ltd. 172,559 6,146,222
ΩMahindra Logistics, Ltd. 5,893 25,291
*Man Industries India, Ltd. 37,311 208,150
Man Infraconstruction, Ltd. 27,808 28,585
Mangalam Cement, Ltd. 6,116 60,923
Marksans Pharma, Ltd. 33,891 91,765
Maruti Suzuki India, Ltd. 1,160 173,049
Mastek, Ltd. 4,694 92,232
*Max Estates, Ltd. 220 907
Mayur Uniquoters, Ltd. 8,317 65,458
Mazagon Dock Shipbuilders,
Ltd. 5,174 129,156
MM Forgings, Ltd. 6,765 38,772
MOIL, Ltd. 56,769 167,216
Monte Carlo Fashions, Ltd. 5,922 32,460
Morepen Laboratories, Ltd. 298,285 178,318
MRF, Ltd. 1,152 1,603,008
Natco Pharma, Ltd. 35,433 340,534
National Aluminium Co., Ltd. 543,883 1,995,349
National Fertilizers, Ltd. 80,222 60,090
Nava, Ltd. 84,722 491,426
Navneet Education, Ltd. 39,301 55,235
*Nazara Technologies, Ltd. 11,001 39,085
NCC, Ltd. 483,314 714,625
NESCO, Ltd. 12,667 141,360
Neuland Laboratories, Ltd. 596 118,950
NIIT Learning Systems, Ltd. 11,701 29,409
Nitin Spinners, Ltd. 16,130 91,998
NMDC, Ltd. 2,219,542 1,978,199
NOCIL, Ltd. 23,095 39,737
NRB Bearings, Ltd. 17,518 75,257
Nucleus Software Exports, Ltd. 2,493 17,925
*Nuvoco Vistas Corp., Ltd. 50,696 183,120
Oberoi Realty, Ltd. 15,890 304,377
*Onesource Specialty Pharma,
Ltd. 3 51
Orient Cement, Ltd. 17,327 24,813
*Orient Green Power Co., Ltd. 230,533 24,040
Panama Petrochem, Ltd. 5,444 25,878
Shares Value
INDIA — (Continued)
ΩParadeep Phosphates, Ltd. 304,623 $ 470,367
ΩParag Milk Foods, Ltd. 48,071 107,971
Patanjali Foods, Ltd. 839 3,118
*Patel Engineering, Ltd. 248,831 71,273
*PC Jeweller, Ltd. 1,765,758 171,366
PCBL CHEMICAL, Ltd. 100,255 334,026
PDS, Ltd. 3,580 13,641
*Pennar Industries, Ltd. 71,354 123,481
Petronet LNG, Ltd. 489,255 1,439,589
Piramal Pharma, Ltd. 117,352 240,583
PNC Infratech, Ltd. 63,701 164,315
Polyplex Corp., Ltd. 11,978 138,755
Power Mech Projects, Ltd. 2,682 72,138
Prakash Industries, Ltd. 64,167 82,987
Precision Wires India, Ltd. 589 2,300
Prestige Estates Projects, Ltd. 37,040 627,407
Prince Pipes & Fittings, Ltd. 18,284 50,589
Protean eGov Technologies,
Ltd. 6,209 40,095
*PSP Projects, Ltd. 5,369 55,032
Punjab National Bank 1,208,652 1,427,733
*PVR Inox, Ltd. 72,666 861,041
ΩQuess Corp., Ltd. 11,178 38,959
Rain Industries, Ltd. 247,239 577,707
Rallis India, Ltd. 43,126 98,144
Ramco Cements, Ltd. (The) 52,359 503,890
*Ramky Infrastructure, Ltd. 4,620 18,361
Rane Holdings, Ltd. 390 7,147
Rashi Peripherals, Ltd. 20,784 181,570
Rashtriya Chemicals &
Fertilizers, Ltd. 108,312 144,620
Raymond Lifestyle, Ltd. 9,328 69,460
Raymond Realty, Ltd. 17,726 119,474
*Raymond, Ltd. 31,451 191,214
ΩRBL Bank, Ltd. 320,601 1,261,706
Redington, Ltd. 458,028 1,544,041
Refex Industries, Ltd. 2,604 8,264
Reliance Industries, Ltd. 2,661,953 36,485,900
ΩReliance Industries, Ltd.,
GDR 91,082 4,982,185
Responsive Industries, Ltd. 13,798 24,815
Rhi Magnesita India, Ltd. 41,898 170,618
Rico Auto Industries, Ltd. 81,751 121,468
RITES, Ltd. 18,218 40,877
Rossari Biotech, Ltd. 9,510 50,264
*RPSG Ventures, Ltd. 7,189 70,466
*Sagar Cements, Ltd. 22,050 40,201
Sai Silks Kalamandir, Ltd. 27,471 25,661
Ω*Salasar Techno
Engineering, Ltd. 133,460 8,169
*SAMHI Hotels, Ltd. 122,395 230,692
Samvardhana Motherson
International, Ltd. 2,561,293 4,046,690
Sandhar Technologies, Ltd. 8,256 54,235
Sangam India, Ltd. 1,242 7,939
Sanghvi Movers, Ltd. 19,211 82,510
Sarda Energy & Minerals, Ltd. 54,118 293,008
Sasken Technologies, Ltd. 2,543 48,288
Savita Oil Technologies, Ltd. 1,852 11,680

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
*SEAMEC, Ltd. 2,505 $ 38,391
Senco Gold, Ltd. 34,322 145,036
Shankara Buildpro, Ltd. 2,226 28,980
Sharda Cropchem, Ltd. 15,007 128,931
Share India Securities, Ltd. 53,683 100,418
Sheela Foam, Ltd. 27,113 222,724
Shilpa Medicare, Ltd. 37,580 240,746
Shipping Corp. of India, Ltd. 188,983 577,258
Shyam Metalics & Energy, Ltd. 39,123 422,864
*Simplex Infrastructures, Ltd. 9,300 23,037
SIS, Ltd. 24,655 109,147
Sobha, Ltd. 10,827 155,707
*Solara Active Pharma
Sciences, Ltd. 17,644 94,965
Somany Ceramics, Ltd. 5,663 29,014
South Indian Bank, Ltd. (The) 1,233,617 603,783
Southern Petrochemical
Industries Corp., Ltd. 60,285 41,997
SP Apparels, Ltd. 5,255 54,640
*SPML Infra, Ltd. 11,116 22,339
Star Cement, Ltd. 68,641 145,879
State Bank of India 1,102,991 11,876,675
State Bank of India, GDR 6,240 675,168
Steel Authority of India, Ltd. 503,906 892,682
Steel Strips Wheels, Ltd. 8,448 27,479
*Sterlite Technologies, Ltd. 93,737 547,254
Strides Pharma Science, Ltd. 8,279 88,937
Subros, Ltd. 2,395 20,564
Sudarshan Chemical
Industries, Ltd. 3,838 40,783
Sun TV Network, Ltd. 51,608 275,118
Sundaram-Clayton, Ltd. 596 7,830
Surya Roshni, Ltd. 51,584 129,426
Talbros Automotive
Components, Ltd. 9,056 38,700
Tamilnad Mercantile Bank, Ltd. 34,056 303,993
Tanla Platforms, Ltd. 10,379 63,804
*TARC, Ltd. 6,850 9,853
Tata Chemicals, Ltd. 77,927 550,099
Tata Consumer Products, Ltd. 8,674 98,463
Tata Motors Passenger
Vehicles, Ltd. 661,231 2,354,486
Tata Motors, Ltd. 661,231 3,027,047
Tata Steel, Ltd. 4,937,180 9,815,372
Tata Steel, Ltd., GDR 32 646
TD Power Systems, Ltd. 420 4,978
*TeamLease Services, Ltd. 1,933 25,018
Techno Electric & Engineering
Co., Ltd. 3,187 32,743
Technocraft Industries India,
Ltd. 893 24,151
Texmaco Rail & Engineering,
Ltd. 81,692 95,369
Thomas Cook India, Ltd. 37,687 41,185
Time Technoplast, Ltd. 194,348 424,810
Titagarh Rail System, Ltd. 388 3,356
Trident, Ltd. 20,020 5,185
Triveni Engineering &
Industries, Ltd. 23,465 54,473
Shares Value
INDIA — (Continued)
*Triveni Power Transmission,
Ltd. 7,822 $ 44,648
TVS Holdings, Ltd. 596 91,903
TVS Srichakra, Ltd. 1,776 73,171
*TVS Supply Chain Solutions,
Ltd. 31,211 44,196
Uflex, Ltd. 5,593 27,588
Ω*Ujjivan Small Finance Bank,
Ltd. 96,223 72,358
Union Bank of India, Ltd. 948,065 1,701,479
Uniparts India, Ltd. 6,322 48,236
Universal Cables, Ltd. 7,867 112,001
UPL, Ltd. 261,792 1,658,030
Usha Martin, Ltd. 5,282 27,455
UTI Asset Management Co.,
Ltd. 7,222 68,356
VA Tech Wabag, Ltd. 13,175 273,014
Vaibhav Global, Ltd. 22,237 62,077
Vardhman Textiles, Ltd. 48,522 297,901
Vedanta Aluminium Metal, Ltd. 211,319 1,005,933
*Vedanta Iron and Steel, Ltd. 211,319 71,492
*Vedanta Oil and Gas, Ltd. 211,319 78,712
*Vedanta Power, Ltd. 211,319 76,453
Vedanta, Ltd. 211,319 585,244
Veedol Corp., Ltd. 2,303 33,779
Venky's India, Ltd. 4,354 68,421
*Veranda Learning Solutions,
Ltd. 9,988 27,121
Vesuvius India, Ltd. 5,920 27,532
Vindhya Telelinks, Ltd. 2,822 58,735
Voltamp Transformers, Ltd. 361 37,543
Welspun Corp., Ltd. 76,727 1,327,313
Welspun Enterprises, Ltd. 15,782 97,969
Welspun Living, Ltd. 150,836 246,516
West Coast Paper Mills, Ltd. 17,115 102,154
Wheels India, Ltd. 3,122 46,122
Whirlpool of India, Ltd. 7,104 59,779
Wipro, Ltd. 598,452 1,151,870
#Wipro, Ltd., Sponsored ADR 320,906 635,394
*Yatra Online, Ltd. 82,251 91,789
*Yes Bank, Ltd. 7,014,135 1,673,865
Zee Entertainment Enterprises,
Ltd. 642,848 771,768
Zensar Technologies, Ltd. 38,966 207,439
Zydus Lifesciences, Ltd. 32,504 383,855
Zydus Wellness, Ltd. 48,230 291,938
TOTAL INDIA 243,572,394
INDONESIA — (0.7%)
Adi Sarana Armada TBK PT 461,800 15,655
Alamtri Minerals Indonesia
TBK PT 2,227,400 187,535
ANTAM Persero TBK PT 3,228,900 516,796
Aspirasi Hidup Indonesia TBK
PT 4,087,500 81,777
Astra Agro Lestari TBK PT 274,300 104,802
Astra International TBK PT 10,220,700 2,896,831
Astra Otoparts TBK PT 444,400 67,917

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDONESIA — (Continued)
Asuransi Tugu Pratama
Indonesia TBK PT 842,000 $ 57,088
Bank BTPN Syariah TBK PT 744,200 40,945
Bank Maybank Indonesia TBK
PT 1,396,200 14,820
Bank Negara Indonesia
Persero TBK PT 4,136,800 811,543
*Bank Neo Commerce TBK PT 1,070,300 15,703
Bank OCBC Nisp TBK PT 1,629,400 116,813
Bank Pan Indonesia TBK PT 1,809,200 89,987
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 406,600 17,851
Bank Pembangunan Daerah
Jawa Timur TBK PT 391,900 11,325
*Bank Tabungan Negara
Persero TBK PT 4,038,712 272,704
*Buana Lintas Lautan TBK PT 8,599,200 216,963
Bukit Asam Persero TBK PT 1,381,700 178,145
*Bumi Resources Minerals
TBK PT 10,635,100 330,980
*Bumi Resources TBK PT 36,306,400 332,920
Ciputra Development TBK PT 2,933,400 93,737
Dayamitra Telekomunikasi PT 7,601,600 195,173
Dharma Satya Nusantara TBK
PT 2,230,800 165,506
Elnusa TBK PT 3,456,800 133,515
*Energi Mega Persada TBK PT 11,604,000 831,897
Erajaya Swasembada TBK PT 4,191,700 97,839
ESSA Industries Indonesia
TBK PT 2,307,500 82,072
Gajah Tunggal TBK PT 709,800 48,322
Gudang Garam TBK PT 259,600 274,114
*Harum Energy TBK PT 1,661,300 77,092
Indah Kiat Pulp & Paper TBK
PT 1,241,100 579,373
Indika Energy TBK PT 1,196,300 174,851
Indocement Tunggal Prakarsa
TBK PT 293,400 76,147
Indofood Sukses Makmur TBK
PT 2,387,200 925,348
Japfa Comfeed Indonesia TBK
PT 2,953,300 352,873
Kawasan Industri Jababeka
TBK PT 5,160,000 37,279
Medco Energi Internasional
TBK PT 4,226,200 301,804
*Merdeka Battery Materials
TBK PT 9,354,600 262,536
Metrodata Electronics TBK PT 1,771,800 49,725
Pabrik Kertas Tjiwi Kimia TBK
PT 628,800 227,142
Pakuwon Jati TBK PT 4,058,100 59,990
PT TIMAH Persero TBK 1,190,200 251,348
Puradelta Lestari TBK PT 5,176,200 42,574
Rukun Raharja TBK PT 1,378,000 68,157
Salim Ivomas Pratama TBK PT 989,600 33,823
*Sarana Meditama
Metropolitan TBK PT 385,100 6,335
Shares Value
INDONESIA — (Continued)
Sarana Menara Nusantara
TBK PT 2,176,200 $ 48,860
Semen Indonesia Persero
TBK PT 661,575 53,679
*Siloam International Hospitals
TBK PT 1,600 195
Steel Pipe Industry of
Indonesia PT 625,400 15,293
Sumber Tani Agung
Resources TBK PT 926,500 55,609
Summarecon Agung TBK PT 1,201,000 21,759
Surya Citra Media TBK PT 9,860,300 113,979
Surya Semesta Internusa TBK
PT 2,382,200 218,441
Tempo Scan Pacific TBK PT 349,300 55,907
Trimegah Bangun Persada
TBK PT 4,628,500 230,216
Triputra Agro Persada PT 1,602,900 155,890
Tunas Baru Lampung TBK PT 1,161,700 40,027
Ultrajaya Milk Industry &
Trading Co. TBK PT 516,000 42,154
United Tractors TBK PT 854,500 1,137,339
Vale Indonesia TBK PT 1,094,869 320,965
*<Wijaya Karya Persero TBK
PT 672,000 1,429
XLSMART Telecom Sejahtera
TBK PT 2,607,080 353,522
TOTAL INDONESIA 14,692,936
KOREA, REPUBLIC OF — (20.3%)
ABOV Semiconductor Co., Ltd. 2,426 11,248
#Advanced Nano Products
Co., Ltd. 5,182 145,206
#Aekyung Chemical Co., Ltd. 9,491 54,921
Aekyung Industrial Co., Ltd. 1,912 15,289
*AeroSpace Technology of
Korea, Inc. 44,552 13,375
Ahnlab, Inc. 2,846 105,799
AJ Networks Co., Ltd. 7,459 22,392
#Amorepacific Corp. 11,813 1,077,148
*Amotech Co., Ltd. 7,427 73,140
*Anapass, Inc. 2,380 20,700
Asia Cement Co., Ltd. 6,381 39,834
ASIA Holdings Co., Ltd. 284 38,446
Asia Paper Manufacturing Co.,
Ltd. 8,101 41,479
BGF retail Co., Ltd. 4,504 394,894
BH Co., Ltd. 21,290 225,041
Binggrae Co., Ltd. 3,046 144,641
Bio Plus Co., Ltd. 24,980 61,762
*Bioneer Corp. 7,945 35,164
BNK Financial Group, Inc. 89,496 952,272
Boditech Med, Inc. 5,396 43,714
*Bookook Securities Co., Ltd. 558 20,274
Boryung 21,171 121,618
C&G Hi Tech Co., Ltd. 1,935 16,368
*Cafe24 Corp. 3,449 40,763
Cape Industries, Ltd. 5,014 27,924
Celltrion Pharm, Inc. 2,022 57,014
*Celltrion, Inc. 44,395 5,813,668

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Cheil Worldwide, Inc. 34,230 $ 454,495
Chemtronics Co., Ltd. 4,976 68,059
Cheryong Electric Co., Ltd. 4,071 117,930
Cheryong Industrial Co., Ltd. 13,097 54,659
Chips&Media, Inc. 6,264 43,101
#Chong Kun Dang
Pharmaceutical Corp. 4,413 207,077
Chongkundang Holdings Corp. 525 14,048
*Chunbo Co., Ltd. 1,254 27,399
*CJ CGV Co., Ltd. 43,075 163,454
CJ CheilJedang Corp. 1,501 201,509
#CJ Corp. 7,499 680,627
*CJ ENM Co., Ltd. 5,547 121,974
CJ Freshway Corp. 3,119 49,333
#CJ Logistics Corp. 4,328 226,160
*COSMAX NBT, Inc. 1,702 8,237
#Cosmax, Inc. 3,537 458,220
Cosmecca Korea Co., Ltd. 1,049 57,979
Coway Co., Ltd. 25,670 1,647,475
Cowintech Co., Ltd. 727 4,492
#*CS Wind Corp. 14,977 391,837
Cuckoo Homesys Co., Ltd. 3,331 50,233
Dae Won Kang Up Co., Ltd. 12,536 31,522
Daechang Forging Co., Ltd. 2,974 11,869
Daedong Corp. 12,817 57,176
Daeduck Electronics Co., Ltd. 11,288 766,415
#*Daeho AL Co., Ltd. 15,048 5,615
*Dae-Il Corp. 6,184 18,478
#Daesang Corp. 10,924 135,774
Daesang Holdings Co., Ltd. 8,254 43,363
#*Daesung Industrial Co., Ltd. 5,854 16,486
Daewon Pharmaceutical Co.,
Ltd. 8,116 42,069
#*Daewoo Engineering &
Construction Co., Ltd. 90,011 806,860
Daewoong Co., Ltd. 7,888 90,349
#Daewoong Pharmaceutical
Co., Ltd. 1,982 158,204
#*Daishin Securities Co., Ltd. 14,331 259,842
Daol Investment & Securities
Co., Ltd. 12,589 30,243
#DB HiTek Co., Ltd. 21,806 1,271,010
DB Insurance Co., Ltd. 17,980 1,979,982
DB Securities Co., Ltd. 14,192 88,694
Dear U Co., Ltd. 4,400 61,230
DI Dong Il Corp. 2,108 35,042
Digital Daesung Co., Ltd. 4,284 23,227
*DIO Corp. 2,328 19,839
*DK Tech Co., Ltd. 5,298 64,288
*DKME 13,246 15,061
*DL Holdings Co., Ltd. 6,124 184,489
<DMS Co., Ltd. 2,720 15,549
DN Automotive Corp. 9,742 275,717
DNF Co., Ltd. 13 113
*Dong-A Socio Holdings Co.,
Ltd. 1,753 108,448
Dongbang Transport Logistics
Co., Ltd. 13,353 16,587
Dongjin Semichem Co., Ltd. 18,492 507,794
Shares Value
KOREA, REPUBLIC OF — (Continued)
#DongKook Pharmaceutical
Co., Ltd. 21,713 $ 266,520
Dongkuk Industries Co., Ltd. 5,350 8,687
Dongkuk Steel Mill Co., Ltd. 16,822 106,310
#Dongsuh Cos., Inc. 15,429 275,962
Dongsung Chemical Co., Ltd. 16,809 41,972
#Dongsung Finetec Co., Ltd. 14,394 158,408
Dongwha Pharm Co., Ltd. 7,414 24,337
Dongwon Industries Co., Ltd. 4,869 120,897
Doosan Bobcat, Inc. 27,715 1,162,486
#Doosan Co., Ltd. 1,614 1,324,528
*DRTECH Corp. 7,891 4,223
#*Duk San Neolux Co., Ltd. 7,208 151,673
*Duksan Hi-Metal Co., Ltd. 9,383 57,652
DY POWER Corp. 1,529 11,583
Easy Bio, Inc. 6,082 26,236
*Easy Holdings Co., Ltd. 20,235 58,688
*Eco&Dream Co., Ltd. 1,746 7,752
Ecopro HN Co., Ltd. 2,243 37,522
Elentec Co., Ltd. 8,988 42,428
E-MART, Inc. 10,662 596,779
#ENF Technology Co., Ltd. 5,867 170,780
*Eubiologics Co., Ltd. 17,564 97,694
Eugene Investment &
Securities Co., Ltd. 51,310 148,996
#F&F Co., Ltd. 7,137 402,980
F&F Holdings Co., Ltd. 1,883 19,204
FarmStory Co., Ltd. 24,131 17,332
*Fine Semitech Corp. 953 12,306
*Foosung Co., Ltd. 9,324 58,859
G2Power Co., Ltd. 2,286 10,583
Gabia, Inc. 3,605 118,843
GAMSUNG Corp. Co., Ltd. 10,210 29,398
#Gaon Cable Co., Ltd. 3,269 307,708
#GC Biopharma Corp. 3,155 256,481
Genians, Inc. 1,992 18,806
Global Standard Technology
Co., Ltd. 12,140 364,873
#Grand Korea Leisure Co.,
Ltd. 18,618 122,492
#GS Engineering &
Construction Corp. 38,759 637,510
GS Global Corp. 23,195 40,917
#GS Holdings Corp. 19,303 1,204,999
GS P&L Co., Ltd. 2,323 57,435
#GS Retail Co., Ltd. 18,462 320,498
HAESUNG DS Co., Ltd. 8,513 287,807
*Haesung Industrial Co., Ltd. 4,295 19,009
*Han Kuk Carbon Co., Ltd. 21,278 318,640
Hana Financial Group, Inc. 113,348 9,969,727
Hana Materials, Inc. 2,056 75,854
Hana Tour Service, Inc. 3,056 65,699
Handsome Co., Ltd. 5,599 77,366
Hanil Cement Co., Ltd. 12,071 117,687
*Hanil Holdings Co., Ltd. 5,278 66,081
Hanjin Kal Corp. 3,011 235,904
Hanjin Logistics Corp. 3,845 40,454
*HanJung Natural Connectivity
System Co., Ltd. 2,754 54,860

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Hankook Tire & Technology
Co., Ltd. 36,059 $ 1,709,748
#Hanmi Pharm Co., Ltd. 1,696 396,729
*Hanmi Science Co., Ltd. 6,483 163,019
HanmiGlobal Co., Ltd. 5,736 63,930
*Hanon Systems 179,287 415,616
Hansae Co., Ltd. 5,371 34,358
#Hansol Chemical Co., Ltd. 3,611 526,821
*Hansol Holdings Co., Ltd. 12,021 26,349
*Hansol IONES Co., Ltd. 8,577 51,377
Hansol Technics Co., Ltd. 16,814 82,437
*Hanssem Co., Ltd. 3,922 107,011
Hanwha Aerospace Co., Ltd. 1,355 871,526
Hanwha Corp. 9,860 579,553
#*Hanwha Galleria Corp. 26,996 35,314
*Hanwha General Insurance
Co., Ltd. 32,163 127,686
*Hanwha Investment &
Securities Co., Ltd. 67,252 195,761
#*Hanwha Life Insurance Co.,
Ltd. 170,165 527,551
#*Hanwha Solutions Corp. 46,987 840,407
#Hanwha Systems Co., Ltd. 18,765 822,622
#*Hanwha Vision Co., Ltd. 7,601 223,919
*Hanyang Digitech Co., Ltd. 1,893 23,993
Hanyang Securities Co., Ltd. 4,524 61,940
Harim Co., Ltd. 31,982 59,558
Harim Holdings Co., Ltd. 27,691 186,458
HB SOLUTION Co., Ltd. 12,227 13,705
#HD Construction Equipment
Co., Ltd. 15,812 1,385,227
HD Hyundai Co., Ltd. 20,311 2,843,568
*HD Hyundai Energy Solutions
Co., Ltd. 840 66,048
HD Hyundai Heavy Industries
Co., Ltd. 10 3,374
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 17,849 4,813,734
HDC Holdings Co., Ltd. 11,555 161,772
*HD-Hyundai Marine Engine 2,564 88,932
*HFR, Inc. 2,397 24,110
#Hite Jinro Co., Ltd. 18,532 200,177
#*HJ Shipbuilding &
Construction Co., Ltd. 21,916 241,342
*HK inno N Corp. 14,381 364,140
*HL Holdings Corp. 2,799 73,818
#HL Mando Co., Ltd. 19,773 619,943
*Hotel Shilla Co., Ltd. 16,377 500,258
#HS Hyosung Advanced
Materials Corp. 1,693 190,948
#*Hugel, Inc. 2,975 485,156
Humedix Co., Ltd. 4,019 67,655
Huons Co., Ltd. 2,158 37,160
#Hwa Shin Co., Ltd. 8,824 44,624
#*HYBE Co., Ltd. 6,857 811,855
Hyosung Corp. 3,719 376,934
Hyosung Heavy Industries
Corp. 2,002 3,394,006
Hyosung TNC Corp. 1,295 279,764
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hyundai Bioland Co., Ltd. 4,122 $ 9,339
Hyundai BNG Steel Co., Ltd. 4,049 31,070
HYUNDAI Corp. 3,387 60,817
#Hyundai Department Store
Co., Ltd. 6,871 572,543
#Hyundai Elevator Co., Ltd. 13,099 623,849
Hyundai Engineering &
Construction Co., Ltd. 21,422 1,421,422
HYUNDAI EVERDIGM Corp. 2,796 11,649
Hyundai Glovis Co., Ltd. 19,426 2,725,117
Hyundai Green Food 10,654 135,109
Hyundai Livart Furniture Co.,
Ltd. 3,784 14,571
*Hyundai Marine & Fire
Insurance Co., Ltd. 34,879 940,659
Hyundai Motor Co. 52,598 14,314,389
Hyundai Motor Securities Co.,
Ltd. 16,553 87,659
#Hyundai Steel Co. 52,515 970,590
Hyundai Wia Corp. 7,992 326,250
i3system, Inc. 1,423 58,589
*Il Dong Pharmaceutical Co.,
Ltd. 12,314 118,588
#Iljin Electric Co., Ltd. 8,115 295,981
*Iljin Holdings Co., Ltd. 8,351 33,388
Iljin Power Co., Ltd. 7,522 56,189
<Ilyang Pharmaceutical Co.,
Ltd. 4,618 27,144
iM Financial Group Co., Ltd. 85,576 1,017,404
iMarketKorea, Inc. 6,495 33,074
InBody Co., Ltd. 4,754 154,054
Industrial Bank of Korea 105,214 1,523,932
#Innocean Worldwide, Inc. 10,186 135,961
Innox Advanced Materials Co.,
Ltd. 6,941 95,422
*Insun ENT Co., Ltd. 3,915 7,840
Intellian Technologies, Inc. 2,709 110,587
*Interflex Co., Ltd. 5,770 26,711
Interojo Co., Ltd. 858 8,335
#IPARK Hyundai Development
Co. 20,700 288,206
*IS Dongseo Co., Ltd. 5,612 70,972
i-SENS, Inc. 9,011 105,867
*ISU Abxis Co., Ltd. 4,600 10,067
*ITM Semiconductor Co., Ltd. 2,013 11,394
*Jaeyoung Solutec Co., Ltd.,
Class A 4,706 17,626
*Jahwa Electronics Co., Ltd. 9,144 142,063
JB Financial Group Co., Ltd. 40,425 749,976
*Jeju Air Co., Ltd. 11,758 34,597
*Jeju Semiconductor Corp. 1,650 75,342
*JETEMA Co., Ltd. 10,271 30,942
*Jin Air Co., Ltd. 9,583 34,952
#Jinsung T.E.C. 8,487 79,173
JS Corp. 5,950 50,707
JVM Co., Ltd. 2,184 36,382
JW Holdings Corp. 13,741 36,143
JW Life Science Corp. 3,700 28,911
JW Pharmaceutical Corp. 4,190 69,064

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#JYP Entertainment Corp. 14,828 $ 449,302
K Car Co., Ltd. 8,535 44,181
#Kakao Corp. 103,820 2,723,482
KakaoBank Corp. 4,410 68,360
KB Financial Group, Inc. 98,761 11,672,321
KB Financial Group, Inc.,
Sponsored ADR 23,931 2,819,550
#KC Tech Co., Ltd. 3,736 182,909
#KEPCO Plant Service &
Engineering Co., Ltd. 12,207 384,867
KG Chemical Corp. 19,387 55,481
KG DONGBUSTEEL 19,943 76,096
KG Eco Solution Co., Ltd. 3,421 12,933
#*KG Mobility Corp. 19,414 38,673
KH Vatec Co., Ltd. 5,900 40,183
KISWIRE, Ltd. 1,986 23,388
KIWOOM Securities Co., Ltd. 6,646 1,368,171
*KNJ Co., Ltd. 1,308 22,753
*Kolmar Korea Co., Ltd. 7,318 488,654
Kolon Corp. 2,182 35,354
#Kolon Industries, Inc. 10,929 368,337
*KONA I Co., Ltd. 4,666 129,929
Korea Airport Service Co., Ltd. 524 33,336
Korea Circuit Co., Ltd. 6,824 222,329
Korea Credit Information Co.,
Ltd. 1,510 9,733
#Korea Electric Terminal Co.,
Ltd. 4,848 210,487
Korea Fuel-Tech Corp. 13,192 50,429
Korea Information &
Communications Co., Ltd. 1,972 10,720
Korea Investment Holdings
Co., Ltd. 21,237 3,075,991
#*Korea Line Corp. 152,138 198,483
Korea Petrochemical Ind Co.,
Ltd. 1,947 116,763
#Korea Petroleum Industries
Co. 2,984 21,872
Korea United Pharm, Inc. 1,516 18,981
Korea Zinc Co., Ltd. 2,944 2,062,886
Korean Air Lines Co., Ltd. 83,926 1,524,643
Korean Reinsurance Co. 68,145 658,173
*Krafton, Inc. 13,397 2,283,419
KSS LINE, Ltd. 6,996 49,022
KT Skylife Co., Ltd. 7,613 21,519
KT&G Corp. 39,824 5,002,791
Kumho Petrochemical Co., Ltd. 7,101 569,793
#*Kumho Tire Co., Inc. 65,512 334,981
Kwang Dong Pharmaceutical
Co., Ltd. 11,901 50,502
Kyeryong Construction
Industrial Co., Ltd. 2,389 30,749
Kyobo Securities Co., Ltd. 11,111 74,816
#Kyung Dong Navien Co., Ltd. 3,874 172,546
Kyungbang Co., Ltd. 2,594 14,974
*LB Semicon, Inc. 16,260 36,496
Lee Ku Industrial Co., Ltd. 14,229 38,973
LG Chem, Ltd. 18,123 3,279,606
#*LG Display Co., Ltd. 110,720 715,249
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*LG Display Co., Ltd.,
Sponsored ADR 73,556 $ 220,668
LG Electronics, Inc. 53,869 6,124,826
#*LG Energy Solution, Ltd. 7,662 1,762,738
LG H&H Co., Ltd. 4,919 990,217
LG Innotek Co., Ltd. 7,195 2,593,975
LG Uplus Corp. 91,255 946,026
LIG Accuver Co., Ltd. 2,502 46,506
*LOT Vacuum Co., Ltd. 2,257 12,490
Lotte Chemical Corp. 5,351 212,058
#Lotte Chilsung Beverage Co.,
Ltd. 2,433 172,360
#Lotte Corp. 12,846 203,633
Lotte Innovate Co., Ltd. 1,733 21,637
*Lotte Non-Life Insurance Co.,
Ltd. 21,925 29,265
Lotte Rental Co., Ltd. 7,552 208,439
#Lotte Shopping Co., Ltd. 5,818 478,678
#*Lotte Tour Development
Co., Ltd. 20,428 166,496
#Lotte Wellfood Co., Ltd. 1,229 88,789
LS Corp. 8,488 1,589,602
LS Electric Co., Ltd. 10,495 1,360,368
LS SECURITIES Co., Ltd. 9,476 41,740
LTC Co., Ltd. 4,771 115,619
*LVMC Holdings 15,358 13,519
*LX Hausys, Ltd. 2,485 54,120
LX INTERNATIONAL Corp. 16,200 424,970
LX Semicon Co., Ltd. 2,110 50,615
*Manyo Co., Ltd. 1,331 14,498
Mcnex Co., Ltd. 7,072 87,551
#Medytox, Inc. 3,472 175,341
MegaStudyEdu Co., Ltd. 3,006 86,341
#*Meritz Financial Group, Inc. 15,171 1,319,495
META BIOMED Co., Ltd. 4,099 10,595
Micro Contact Solution Co.,
Ltd. 58 838
#*Mirae Asset Life Insurance
Co., Ltd. 35,078 381,117
#Mirae Asset Securities Co.,
Ltd. 68,144 1,651,382
Misto Holdings Corp. 15,003 475,125
#Miwon Commercial Co., Ltd. 1,122 96,956
Mobase Electronics Co., Ltd. 21,381 33,593
*Modetour Network, Inc. 4,661 27,691
mPlus Corp. 1,634 10,005
#*Myoung Shin Industrial Co.,
Ltd. 18,804 85,862
Namhae Chemical Corp. 10,955 41,801
Namuga Co., Ltd. 1,446 13,388
*NanoenTek, Inc. 4,135 10,093
NAVER Corp. 48,823 7,122,946
*Neovue Co., Ltd. 2,006 20,702
#*Nepes Ark Corp. 6,015 99,568
*NEPES Corp. 1,372 14,589
ΩNetmarble Corp. 10,958 294,376
New Power Plasma Co., Ltd. 12,562 88,199
*Nexen Corp. 4,239 16,977
Nexen Tire Corp. 12,491 54,145

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Nexteel Co., Ltd. 3,281 $ 24,854
NH Investment & Securities
Co., Ltd. 62,333 1,246,048
*NICE Holdings Co., Ltd. 11,917 107,493
NICE Information &
Telecommunication, Inc. 1,820 35,935
NICE Information Service Co.,
Ltd. 11,613 114,933
Nong Shim Holdings Co., Ltd. 1,053 66,177
#NongShim Co., Ltd. 2,137 574,084
Noroo Holdings Co., Ltd. 1,567 17,234
NOROO Paint & Coatings Co.,
Ltd. 6,814 36,276
*NOVAREX Co., Ltd. 5,138 50,454
#*OCI Co., Ltd. 3,692 178,424
#OCI Holdings Co., Ltd. 5,504 734,665
*ONEJOON Co., Ltd. 374 1,072
Orion Corp. 11,667 1,078,565
#Otoki Corp. 876 198,770
#Pan Ocean Co., Ltd. 154,521 592,853
#Paradise Co., Ltd. 38,634 262,853
Partron Co., Ltd. 13,121 49,605
#*Pearl Abyss Corp. 20,077 467,529
People & Technology, Inc. 2,824 56,056
PI Advanced Materials Co.,
Ltd. 8,405 105,055
PKC Co., Ltd. 11,426 36,425
#Poongsan Corp. 6,541 326,660
#POSCO Future M Co., Ltd. 6,316 610,025
POSCO Holdings, Inc. 12,688 2,781,090
POSCO Holdings, Inc.,
Sponsored ADR 37,182 1,976,967
#Posco International Corp. 22,140 810,625
POSCO Steeleon Co., Ltd. 11,350 34,033
*Power Logics Co., Ltd. 4,452 8,712
#Protec Co., Ltd. 4,605 186,371
Pumtech Korea Co., Ltd. 869 28,099
S&D Co., Ltd. 752 25,424
S&S Tech Corp. 7,100 203,433
#S-1 Corp. 7,726 385,839
Sajo Industries Co., Ltd. 160 5,325
Samji Electronics Co., Ltd. 4,842 110,547
Samjin Pharmaceutical Co.,
Ltd. 4,203 52,268
#SAMPYO Cement Co., Ltd. 25,570 125,725
#Samsung E&A Co., Ltd. 78,896 2,423,823
Samsung Electro-Mechanics
Co., Ltd. 258 206,661
Samsung Electronics Co., Ltd. 115,618 21,287,596
Samsung Electronics Co., Ltd.,
GDR 6,786 28,419,768
#*Samsung Episholdings Co.,
Ltd. 3,410 896,928
Samsung Fire & Marine
Insurance Co., Ltd. 10,344 4,585,402
*Samsung Heavy Industries
Co., Ltd. 37,970 568,605
Samsung Life Insurance Co.,
Ltd. 22,999 5,025,032
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Samsung SDI Co., Ltd. 18,167 $ 5,058,777
#Samsung SDS Co., Ltd. 18,714 2,703,994
Samsung Securities Co., Ltd. 28,955 2,026,870
#SAMT Co., Ltd. 38,988 246,393
#Samwha Capacitor Co., Ltd. 6,203 311,520
Samwha Electric Co., Ltd. 1,301 19,848
Sang-A Frontec Co., Ltd. 2,651 23,950
Sangsin Energy Display
Precision Co., Ltd. 5,519 49,356
Saramin Co., Ltd. 1,871 21,352
#SeAH Besteel Holdings Corp. 10,631 248,308
SeAH Holdings Corp. 476 38,996
SeAH Steel Corp. 768 68,089
Sebo Manufacturing Engineer
Corp. 1,952 27,588
Seegene, Inc. 16,374 308,943
Segyung Hitech Co., Ltd. 2,999 6,195
*Seobu T&D 5,682 38,738
Seohan Co., Ltd. 18,655 9,486
#*Seoul Semiconductor Co.,
Ltd. 27,635 164,953
Seoyon Co., Ltd. 5,014 26,306
Seoyon E-Hwa Co., Ltd. 6,821 51,623
SFA Engineering Corp. 2,149 30,147
#*SFA Nexel Co., Ltd. 29,773 138,664
*SFA Semicon Co., Ltd. 38,509 131,542
#SGC Energy Co., Ltd. 5,847 167,122
#*SHIFT UP Corp. 7,057 156,415
*Shin Heung Energy &
Electronics Co., Ltd. 14,456 42,181
*Shin Poong Pharmaceutical
Co., Ltd. 15,317 80,469
Shinhan Financial Group Co.,
Ltd. 85,957 6,071,312
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 45,669 3,193,633
*SHINHWAPRITECH Co., Ltd. 17,836 23,357
Shinil Electronics Co., Ltd. 23,876 17,852
Shinsegae International, Inc. 5,804 43,804
#Shinsegae, Inc. 3,721 1,104,007
Shinsung Delta Tech Co., Ltd. 960 19,527
#*Shinsung E&G Co., Ltd. 5,838 57,737
#Silicon2 Co., Ltd. 5,949 141,663
#SIMMTECH Co., Ltd. 12,271 713,520
*SIMPAC, Inc. 5,941 19,564
SJG Sejong 4,517 19,612
*SK Bioscience Co., Ltd. 1,830 43,449
SK Discovery Co., Ltd. 3,620 130,764
*SK Eternix Co., Ltd. 2,457 78,327
SK Gas, Ltd. 1,253 196,427
SK hynix, Inc. 94,041 113,321,483
*SK Innovation Co., Ltd. 26,120 2,024,451
SK Networks Co., Ltd. 52,177 267,893
#*SK oceanplant Co., Ltd. 30,904 271,388
#*SK Securities Co., Ltd. 109,190 154,323
SK, Inc. 12,347 4,823,791
SL Corp. 9,047 335,685
#SM Entertainment Co., Ltd. 5,076 243,528
*SOCAR, Inc. 5,671 38,862

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
S-Oil Corp. 19,640 $ 1,753,645
#Solid, Inc. 50,303 298,847
#SOLUM Co., Ltd. 18,503 175,854
Songwon Industrial Co., Ltd. 8,559 72,281
SOOP Co., Ltd. 3,081 103,730
Soulbrain Co., Ltd. 2,162 382,903
SP SAMHWA Co., Ltd. 6,760 27,738
#ST Pharm Co., Ltd. 5,337 331,293
*Studio Dragon Corp. 4,665 70,677
*Suheung Co., Ltd. 1,043 15,473
#Sung Kwang Bend Co., Ltd. 11,652 218,623
Sungshin Cement Co., Ltd. 5,374 28,421
#Sungwoo Hitech Co., Ltd. 31,035 122,120
Sunic System, Ltd. 545 22,668
Sunjin Co., Ltd. 3,225 21,512
*Synergy Innovation Co., Ltd. 29,967 31,424
Systems Technology, Inc. 954 14,688
T&L Co., Ltd. 2,665 103,931
#*Taewoong Co., Ltd. 8,002 154,068
#*»Taihan Cable & Solution
Co., Ltd. 19,467 316,781
TechWing, Inc. 507 14,740
*Telechips, Inc. 3,839 22,700
TEMC Co., Ltd. 11,104 62,308
*TK Corp. 7,324 111,989
#TKG Huchems Co., Ltd. 10,641 111,135
*Tongyang Life Insurance Co.,
Ltd. 21,728 126,951
Tovis Co., Ltd. 3,667 27,132
TS Corp. 20,356 36,908
TYM Corp. 22,917 95,642
Unid Co., Ltd. 2,085 88,185
#Union Semiconductor
Equipment & Materials Co.,
Ltd. 14,407 75,688
Uniquest Corp. 4,305 14,735
Value Added Technology Co.,
Ltd. 3,476 42,301
VICTEK Co., Ltd. 5,478 10,970
Vieworks Co., Ltd. 5,069 78,042
Vitzro Tech Co., Ltd. 8,774 46,649
*VT Co., Ltd. 451 3,698
Wemade Co., Ltd. 10,029 112,481
Whanin Pharmaceutical Co.,
Ltd. 3,086 21,754
#Wonik Materials Co., Ltd. 5,633 123,865
#Wonik QnC Corp. 12,727 220,493
Woojin Ntec, Inc. 1,108 10,531
Woojin, Inc. 4,018 37,173
Woori Financial Group, Inc. 257,651 6,072,157
Woori Financial Group, Inc.,
ADR 15,556 1,072,275
Worldex Industry & Trading
Co., Ltd. 6,165 126,915
#Y G-1 Co., Ltd. 17,656 209,415
*YC Corp. 16,014 97,048
*Y-entec Co., Ltd. 2,138 8,653
*Yest Co., Ltd. 641 9,666
#YG Entertainment, Inc. 7,139 191,031
Shares Value
KOREA, REPUBLIC OF — (Continued)
*YMT Co., Ltd. 3,297 $ 17,113
Youlchon Chemical Co., Ltd. 2,528 24,044
#Youngone Corp. 10,667 668,885
#Youngone Holdings Co., Ltd. 2,303 310,147
Yuanta Securities Korea Co.,
Ltd. 46,168 141,836
Yuhan Corp. 28,112 1,449,275
*Yungjin Pharmaceutical Co.,
Ltd. 10,569 8,607
TOTAL KOREA, REPUBLIC
OF 405,980,331
KUWAIT — (0.5%)
A'ayan Leasing & Investment
Co. KSCP 577,494 533,818
*Acico Industries Co. KSC 57,363 105,864
Al Ahli Bank of Kuwait KSCP 771,619 668,371
*Al Arabiya Real Estate Co.
KSC 84,692 48,176
*<Al-Eid Food KSC 92,989 12,322
Beyout Holding Co. KPSC 10,346 11,536
Burgan Bank SAK 607,012 368,837
Combined Group Contracting
Co. SAK 51,322 155,592
Gulf Bank KSCP 1,718,132 1,954,695
Gulf Cables & Electrical
Industries Group Co. KSCP 67,566 364,472
Heavy Engineering & Ship
Building Co. KSCP 88,763 193,362
Integrated Holding Co. KCSC 37,068 50,319
Kuwait Insurance Co. SAK 16,700 25,045
Kuwait International Bank
KSCP 682,373 562,395
Mezzan Holding Co. KSCC 32,897 116,001
Mobile Telecommunications
Co. KSCP 1,520,149 2,933,190
Munshaat Real Estate Projects
Co. KSCP 31,270 22,437
National Bank of Kuwait SAKP 91,183 252,860
Oula Fuel Marketing Co. 14,513 15,010
Warba Bank KSCP 2,170,940 1,957,635
TOTAL KUWAIT 10,351,937
MALAYSIA — (1.1%)
Able Global BHD 51,000 19,344
Aeon Co. M BHD 467,200 120,044
#AFFIN Bank BHD 298,343 161,345
Ajinomoto Malaysia BHD 4,500 20,790
Alliance Bank Malaysia BHD 357,040 415,884
Allianz Malaysia BHD 25,600 131,555
AMMB Holdings BHD 1,416,400 2,343,048
#Axiata Group BHD 1,552,500 756,020
#Bank Islam Malaysia BHD 315,700 164,552
Batu Kawan BHD 8,300 42,653
#*Berjaya Corp. BHD 1,048,266 64,130
*Berjaya Property BHD 264,900 16,530
#Bermaz Auto BHD 140,900 33,617
CIMB Group Holdings BHD 570,161 1,100,837
Crescendo Corp. BHD 78,800 24,104

Dimensional Emerging Markets Value ETF
continued
Shares Value
MALAYSIA — (Continued)
Dayang Enterprise Holdings
BHD 410,900 $ 160,881
Dialog Group BHD 33,200 16,086
DRB-Hicom BHD 289,300 69,378
#Eastern & Oriental BHD 332,900 61,098
Eco World Development
Group BHD 689,800 347,727
*Ekovest BHD 369,500 18,084
#Gamuda BHD 905,649 946,316
Genting BHD 453,100 235,060
Genting Malaysia BHD 876,100 375,180
Genting Plantations BHD 133,100 187,281
Guan Chong BHD 577,200 169,495
HAP Seng Consolidated BHD 159,200 107,912
Hap Seng Plantations Holdings
BHD 102,200 61,773
Hartalega Holdings BHD 1,006,600 251,250
Hibiscus Petroleum BHD 239,860 113,870
Hong Leong Bank BHD 6,600 35,596
Hong Leong Financial Group
BHD 58,100 263,309
IGB BHD 82,200 47,069
IJM Corp. BHD 815,500 478,943
IOI Properties Group BHD 756,600 701,704
#Jaya Tiasa Holdings BHD 402,300 110,260
#Kenanga Investment Bank
BHD 294,600 50,464
#Kossan Rubber Industries
BHD 741,500 190,524
#KSL Holdings BHD 216,112 153,365
#Lagenda Properties BHD 195,000 66,805
Land & General BHD 888,000 35,855
#LBS Bina Group BHD 504,300 52,448
#Leong Hup International BHD 580,400 109,362
#Magnum BHD 447,500 136,884
Mah Sing Group BHD 401,900 102,282
#Malayan Cement BHD 131,000 208,369
#Malayan Flour Mills BHD 342,500 53,640
Malaysia Smelting Corp. BHD 126,400 61,244
#Malaysian Resources Corp.
BHD 624,100 47,344
#Matrix Concepts Holdings
BHD 745,250 220,666
#MBSB BHD 996,500 154,846
Mega First Corp. BHD 182,000 133,165
MISC BHD 583,100 1,140,088
MKH BHD 36,700 17,602
MNRB Holdings BHD 156,300 103,269
Pantech Group Holdings BHD 239,700 37,833
#Paramount Corp. BHD 112,100 27,706
Petronas Chemicals Group
BHD 778,500 910,615
PPB Group BHD 142,500 327,438
RHB Bank BHD 960,893 2,010,433
Sarawak Oil Palms BHD 173,900 217,455
Sime Darby BHD 2,341,200 1,237,487
#Sime Darby Property BHD 1,406,700 464,712
#SP Setia BHD Group 1,890,700 430,283
Sunway BHD 243,300 314,358
Shares Value
MALAYSIA — (Continued)
*Sunway Healthcare Holdings
BHD 24,330 $ 11,491
Ta Ann Holdings BHD 96,500 134,602
#Teo Seng Capital BHD 92,900 20,915
#Thong Guan Industries BHD 28,200 10,282
#Top Glove Corp. BHD 3,220,600 524,091
TSH Resources BHD 295,700 84,661
#UEM Sunrise BHD 301,400 43,515
United Malacca BHD 3,000 4,317
#UOA Development BHD 190,162 79,108
*Uzma BHD 44,100 4,209
Velesto Energy BHD, Class B 2,981,700 182,412
#*WCT Holdings BHD 222,100 21,468
#Yinson Holdings BHD 338,078 161,324
YTL Corp. BHD 1,472,420 699,008
#Zetrix Ai BHD 843,100 153,704
TOTAL MALAYSIA 21,324,374
MEXICO — (1.4%)
*Alpek SAB de CV, Class A 181,402 134,663
Axtel SAB de CV 125,700 19,271
ΩBanco del Bajio SA 415,979 1,383,608
#Becle SAB de CV 51,803 46,457
Cemex SAB de CV,
Preference 1,022,420 1,208,608
Cemex SAB de CV,
Sponsored ADR 555,792 6,569,461
Coca-Cola Femsa SAB de CV,
Sponsored ADR 3,090 334,554
Cydsa SAB de CV 29,031 40,157
El Puerto de Liverpool SAB de
CV, Class C1 85,613 513,420
Fomento Economico Mexicano
SAB de CV 90,227 1,151,603
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 1,548 198,129
GCC SAB de CV 100,242 1,152,959
#Genomma Lab Internacional
SAB de CV, Class B 239,838 202,925
Gentera SAB de CV 199,499 461,654
Grupo Bimbo SAB de CV,
Class A 689,843 2,463,498
Grupo Carso SAB de CV,
Class A1 110,319 942,681
#Grupo Comercial Chedraui
SA de CV 68,943 359,409
Grupo Financiero Banorte SAB
de CV, Class O 198,721 2,297,322
Grupo Financiero Inbursa SAB
de CV, Class O 445,401 1,142,100
Grupo Herdez SAB de CV 26,000 78,912
Grupo Mexico SAB de CV,
Class B 76 910
*Grupo Nutrisa SAB de CV 26,000 5,020
#*Grupo Televisa SAB 873,582 493,927
Industrias Penoles SAB de CV 134 6,158
La Comer SAB de CV 143,482 282,244
Megacable Holdings SAB de
CV 505,243 1,718,951
Ω*Nemak SAB de CV 1,411,854 236,795

Dimensional Emerging Markets Value ETF
continued
Shares Value
MEXICO — (Continued)
*Ollamani SAB 16,998 $ 74,956
Operadora De Sites
Mexicanos SAB de CV 307,460 312,238
*Orbia Advance Corp. SAB
de CV 698,115 983,374
Organizacion Soriana SAB de
CV, Class B 18,020 30,732
Promotora y Operadora de
Infraestructura SAB de CV 115,873 1,826,477
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 435 5,140
Regional SAB de CV 137,970 1,130,930
TOTAL MEXICO 27,809,243
PHILIPPINES — (0.2%)
ACEN Corp. 1,591,000 75,626
Alliance Global Group, Inc. 1,231,200 172,955
Apex Mining Co., Inc. 434,000 100,950
Asia United Bank Corp. 2,400 1,897
*Atlas Consolidated Mining &
Development Corp. 158,900 34,780
Ayala Corp. 36,700 306,633
Ayala Land, Inc. 959,000 264,735
*Bloomberry Resorts Corp. 323,000 11,238
China Banking Corp. 134,730 116,750
Converge Information and
Communications Technology
Solutions, Inc. 213,000 37,506
D&L Industries, Inc. 18,000 1,014
DMCI Holdings, Inc. 932,100 111,298
*DoubleDragon Corp. 116,200 22,663
East West Banking Corp. 32,400 6,245
First Philippine Holdings Corp. 18,890 28,680
GT Capital Holdings, Inc. 45,550 360,858
*Integrated Micro-Electronics,
Inc. 28,300 2,936
JG Summit Holdings, Inc. 894,400 325,064
LT Group, Inc. 811,700 194,108
Megaworld Corp. 4,092,000 148,387
Metropolitan Bank & Trust Co. 764,990 820,971
Nickel Asia Corp. 1,091,000 68,789
Philex Mining Corp. 413,100 61,068
Philippine National Bank 109,820 111,757
Puregold Price Club, Inc. 336,400 225,293
Rizal Commercial Banking
Corp. 1,900 711
Robinsons Land Corp. 729,700 203,582
San Miguel Corp. 171,190 187,353
Security Bank Corp. 112,090 123,588
SM Investments Corp. 21,750 211,211
Union Bank of the Philippines 78,900 32,349
Universal Robina Corp. 24,690 23,835
TOTAL PHILIPPINES 4,394,830
POLAND — (1.3%)
AB SA 9,040 323,599
Agora SA 5,149 11,939
Alior Bank SA 34,014 1,250,288
Apator SA 5,952 41,976
Shares Value
POLAND — (Continued)
Auto Partner SA 11,958 $ 91,999
Bank Handlowy w Warszawie
SA 193 6,269
*Bank Ochrony Srodowiska SA 4,953 13,602
BNPP Bank Polska SA 2,275 94,199
*Boryszew SA 11,678 15,551
*Cyfrowy Polsat SA 38,766 176,774
Echo Investment SA 29,520 38,798
Enea SA 218,179 1,142,942
#*Eurocash SA 26,021 33,866
*Fabryki Mebli Forte SA 1,623 6,655
Ferro SA 5,899 52,476
Ω*HUUUGE, Inc. 11,847 71,524
Inter Cars SA 1,191 297,480
KGHM Polska Miedz SA 39,748 3,269,861
#Mirbud SA 1,779 5,731
ORLEN SA 378,380 14,963,770
PCC Rokita SA, Class B 618 11,424
*PGE Polska Grupa
Energetyczna SA 647,533 1,748,827
*PKP Cargo SA 8,207 22,472
Tauron Polska Energia SA 860,782 2,072,279
#*Toya SA 10,055 24,980
Unimot SA 1,309 58,746
*VRG SA 56,886 84,796
TOTAL POLAND 25,932,823
QATAR — (0.5%)
Aamal Co. 868,777 167,743
Al Rayan Bank 2,562,969 1,400,799
*Baladna 723,196 243,912
Barwa Real Estate Co. 1,401,174 896,274
Commercial Bank PSQC (The) 1,379,153 1,560,590
Doha Bank QPSC 1,216,788 968,484
Doha Insurance Co. QSC 18,758 15,059
*Estithmar Holding QPSC 360,422 417,737
Gulf International Services
QSC 530,219 265,037
Gulf Warehousing Co. 141,160 90,721
Lesha Bank LLC 156,140 120,032
*Mazaya Real Estate
Development QPSC 613,169 92,624
Medicare Group 84,299 127,340
Mesaieed Petrochemical
Holding Co. 1,311,622 394,099
Ooredoo QPSC 450,515 1,546,673
Qatar Aluminum Manufacturing
Co. 333,590 130,101
Qatar Fuel QSC 19,624 74,917
Qatar Industrial Manufacturing
Co. QSC 177,146 106,015
Qatar Insurance Co. SAQ 171,916 90,845
Qatar National Cement Co.
QSC 186,860 139,593
Salam International
Investment, Ltd. QSC 374,612 75,725
United Development Co. QSC 950,235 208,264
Vodafone Qatar PQSC 216,586 153,532
TOTAL QATAR 9,286,116

Dimensional Emerging Markets Value ETF
continued
Shares Value
SAUDI ARABIA — (2.1%)
Ades Holding Co. 2,352 $ 10,421
*Advanced Petrochemical Co. 621 3,638
Al Babtain Power &
Telecommunication Co. 13,017 183,358
Al Hammadi Holding 14,190 98,013
*Al Hassan Ghazi Ibrahim
Shaker Co. 22,278 76,880
Al Jouf Agricultural
Development Co. 3,500 38,602
AlJazira Takaful Ta'awuni Co. 16,029 51,474
*Allianz Saudi Fransi
Cooperative Insurance Co. 14,674 48,099
Almarai Co. JSC 106,720 1,318,548
Alujain Corp. 15,507 109,835
Arab National Bank 409,503 2,366,187
Arabian Cement Co. 25,992 153,163
*Arabian Drilling Co. 14,440 310,294
Arriyadh Development Co. 63,576 273,907
Bank Al-Jazira 357,332 1,156,060
Banque Saudi Fransi 618,074 3,252,068
*Basic Chemical Industries,
Ltd. 3,967 23,862
*Bawan Co. 16 145
City Cement Co. 10,450 28,076
*Dar Al Arkan Real Estate
Development Co. 220,982 1,082,109
Eastern Province Cement Co. 7,484 50,697
Etihad Etisalat Co. 119,851 1,983,422
Gulf Insurance Group 12,695 107,631
*Herfy Food Services Co. 3,814 13,903
*Jabal Omar Development Co. 285,857 1,217,871
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 24,963 96,582
Middle East Healthcare Co. 11,261 89,177
*Middle East Paper Co. 22,868 96,758
Mobile Telecommunications
Co. 330,185 909,976
*National Agriculture
Development Co. (The) 62,131 232,443
Qassim Cement Co. (The) 3,868 44,494
*Rabigh Refining &
Petrochemical Co. 116,376 460,794
Riyad Bank 230,893 1,250,529
Riyadh Cement Co. 14,489 80,518
SABIC Agri-Nutrients Co. 6 196
Sahara International
Petrochemical Co. 72,757 246,624
Saudi Awwal Bank 506,666 4,565,458
Saudi Basic Industries Corp. 177,776 2,347,940
Saudi Cement Co. 128 968
Saudi Ceramic Co. 11,708 75,008
Saudi Chemical Co. Holding 61,516 132,844
Saudi Industrial Investment
Group 33,043 105,143
Saudi Investment Bank (The) 211,051 778,902
*Saudi Kayan Petrochemical
Co. 268,963 358,092
Saudi National Bank (The) 1,169,960 12,212,071
Shares Value
SAUDI ARABIA — (Continued)
*Saudi Public Transport Co. 39,686 $ 116,030
*Saudi Reinsurance Co. 7,371 46,909
Saudi Telecom Co. 12,036 138,259
Savola Group (The) 96,400 668,935
*Seera Group Holding 100,465 544,659
Southern Province Cement Co. 12,415 61,422
Sustained Infrastructure
Holding Co. 35,568 339,059
*Tanmiah Food Co. 1,589 22,764
*Umm Al-Qura Cement Co. 4,280 15,203
United International
Transportation Co. 36,695 271,634
*Wataniya Insurance Co. 10,747 32,051
Yamama Cement Co. 31,936 192,441
Yanbu Cement Co. 44,276 176,137
Yanbu National Petrochemical
Co. 108,826 889,618
TOTAL SAUDI ARABIA 41,557,901
SOUTH AFRICA — (3.0%)
Absa Group, Ltd. 471,009 6,485,774
AECI, Ltd. 88,916 671,520
Altron, Ltd., Class A 128,800 223,885
Argent Industrial, Ltd. 22,054 53,365
Aspen Pharmacare Holdings,
Ltd. 12,838 115,650
Astral Foods, Ltd. 36,797 471,767
Bidvest Group, Ltd. 121,388 1,819,362
#Blu Label Unlimited Group,
Ltd. 258,183 136,491
Cashbuild, Ltd. 2,593 18,721
DataTec, Ltd. 122,072 625,950
Foschini Group, Ltd. 11,625 39,740
Grindrod, Ltd. 475,030 766,305
Hudaco Industries, Ltd. 18,826 218,684
Impala Platinum Holdings, Ltd. 559,736 6,073,100
Investec, Ltd. 187,007 1,620,680
Italtile, Ltd. 61,922 34,606
*KAP, Ltd. 1,045,692 169,320
Kumba Iron Ore, Ltd. 50,541 801,419
Lewis Group, Ltd. 27,519 147,644
Life Healthcare Group
Holdings, Ltd. 1,245,930 849,125
Merafe Resources, Ltd. 144,568 11,617
Momentum Group, Ltd. 752,045 1,855,662
Motus Holdings, Ltd. 156,453 991,960
Mpact, Ltd. 14,166 15,235
MTN Group, Ltd. 163,282 2,022,077
*Nampak, Ltd. 1,749 46,642
Naspers, Ltd. 158,349 8,299,348
Nedbank Group, Ltd. 226,767 3,831,319
Netcare, Ltd. 794,085 908,211
Northam Platinum Holdings,
Ltd. 13,596 193,977
Oceana Group, Ltd. 35,018 154,977
Old Mutual, Ltd. 3,392,701 2,738,554
Omnia Holdings, Ltd. 148,972 950,018
ΩPepkor Holdings, Ltd. 2,635,665 3,390,276
*Pick n Pay Stores, Ltd. 109,058 125,259

Dimensional Emerging Markets Value ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
PPC, Ltd. 988,808 $ 445,677
Raubex Group, Ltd. 103,009 270,293
Reunert, Ltd. 158,943 560,916
Sanlam, Ltd. 109,931 583,686
*Sasol, Ltd. 549,545 6,450,607
Southern Sun, Ltd. 541,778 335,517
Standard Bank Group, Ltd. 137,515 2,735,303
*Super Group, Ltd. 152,405 174,309
Telkom SA SOC, Ltd. 243,296 802,449
Thungela Resources, Ltd. 114,587 700,624
Truworths International, Ltd. 75,484 242,352
Tsogo Sun, Ltd. 57,440 25,299
Wilson Bayly Holmes-Ovcon,
Ltd. 4,375 41,590
Zeda, Ltd. 90,100 86,010
TOTAL SOUTH AFRICA 60,332,872
TAIWAN — (26.7%)
104 Corp. 2,000 12,562
91APP, Inc. 38,000 65,021
Aaeon Technology, Inc. 7,000 33,355
ABC Taiwan Electronics Corp. 45,000 53,954
#Ability Enterprise Co., Ltd. 133,463 263,878
#*Ability Opto-Electronics
Technology Co., Ltd. 20,000 106,439
AcBel Polytech, Inc. 520,389 682,710
Acer Cyber Security, Inc. 5,000 24,908
Acer E-Enabling Service
Business, Inc. 4,000 26,795
#Acer, Inc. 2,030,000 1,812,107
#ACES Electronic Co., Ltd. 116,432 284,604
*Acme Electronics Corp. 19,000 16,490
*Acon Holding, Inc. 16,000 2,525
Acter Group Corp., Ltd. 15,000 429,314
Actron Technology Corp. 28,000 117,825
#ADATA Technology Co., Ltd. 145,276 1,791,283
Addcn Technology Co., Ltd. 6,000 26,919
Adlink Technology, Inc. 43,000 150,345
Advanced Ceramic X Corp. 10,741 73,448
Advanced Energy Solution
Holding Co., Ltd. 16,000 453,479
Advanced International
Multitech Co., Ltd. 43,000 71,846
#Advanced Power Electronics
Corp. 56,000 283,301
Advanced Wireless
Semiconductor Co. 81,000 275,689
Advancetek Enterprise Co.,
Ltd. 113,000 99,997
Advantech Co., Ltd. 175,000 3,048,516
AIC, Inc. 4,000 55,323
Air Asia Co., Ltd. 3,000 4,483
#Airoha Technology Corp. 18,000 289,613
Airtac International Group 61,000 2,500,851
#Alexander Marine Co., Ltd. 26,000 122,281
All Ring Tech Co., Ltd. 1,000 28,745
#Allied Supreme Corp. 20,000 132,739
Allis Electric Co., Ltd. 158,880 479,801
#Alltek Technology Corp. 147,080 253,939
Shares Value
TAIWAN — (Continued)
Alltop Technology Co., Ltd. 10,000 $ 92,825
*Alpha Networks, Inc. 147,000 124,854
#Altek Corp. 238,181 282,259
Amazing Microelectronic Corp. 40,000 91,587
AMPACS Corp. 29,000 26,785
Ampak Technology, Inc. 18,000 30,632
#AMPOC Far-East Co., Ltd. 45,000 253,411
#AmTRAN Technology Co.,
Ltd. 420,279 347,209
#Anderson Industrial Corp. 81,000 43,233
*Andes Technology Corp. 24,000 164,857
Anji Technology Co., Ltd. 29,000 32,079
Anpec Electronics Corp. 10,000 81,995
Aopen, Inc. 16,000 25,644
#Apacer Technology, Inc. 32,000 220,799
APAQ Technology Co., Ltd. 4,000 26,053
Apex Biotechnology Corp. 22,000 21,306
*Apex International Financial
Engineering Research &
Technology Co., Ltd. 12,000 10,712
*Apogee Optocom Co., Ltd. 3,000 14,017
ARBOR Technology Corp. 17,000 26,300
Arcadyan Technology Corp. 77,000 410,981
Ardentec Corp. 235,000 1,287,014
Ares International Corp. 12,000 17,859
#Argosy Research, Inc. 26,000 113,834
Arizon RFID Technology
Cayman Co., Ltd. 10,000 41,307
ASE Technology Holding Co.,
Ltd. 805,000 13,823,912
#ASE Technology Holding Co.,
Ltd., ADR 382,602 13,456,112
#Asia Metal Industries, Inc. 15,000 142,022
#Asia Optical Co., Inc. 164,000 649,525
#Asia Polymer Corp. 231,000 89,701
Asia Tech Image, Inc. 18,000 37,427
ASIX Electronics Corp. 13,000 39,621
#ASMedia Technology, Inc. 16,000 651,010
ASolid Technology Co., Ltd. 9,000 15,957
#ASROCK, Inc. 19,000 114,344
Asustek Computer, Inc. 253,000 6,340,852
*ATE Energy International Co.,
Ltd. 57,774 43,350
Aten International Co., Ltd. 36,000 89,334
#AUO Corp. 2,582,600 1,933,814
Aurotek Corp. 22,000 58,882
#Avalue Technology, Inc. 25,000 100,947
Avermedia Technologies 58,000 70,528
Axiomtek Co., Ltd. 31,000 113,184
#Azurewave Technologies,
Inc. 42,000 69,006
Bafang Yunji International Co.,
Ltd. 18,000 101,086
Bank of Kaohsiung Co., Ltd. 256,112 95,886
Baotek Industrial Materials,
Ltd. 15,000 28,404
Basso Industry Corp. 52,000 54,302
BenQ Materials Corp. 41,000 28,797
#*BES Engineering Corp. 906,763 332,472

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
#*Bin Chuan Enterprise Co.,
Ltd. 46,000 $ 56,434
B'in Live Co., Ltd. 7,000 16,158
Bioteque Corp. 23,000 80,773
Bizlink Holding, Inc. 50,494 3,280,962
Bora Pharmaceuticals Co., Ltd. 32,000 378,725
Brave C&H Supply Co., Ltd. 6,000 25,620
Bright Led Electronics Corp. 56,000 36,387
Brighton-Best International
Taiwan, Inc. 181,000 207,216
Brillian Network & Automation
Integrated System Co., Ltd. 5,000 49,893
*Brogent Technologies, Inc. 17,664 51,048
Calitech Co., Ltd. 16,000 32,427
Capital Futures Corp. 57,406 103,554
#*Capital Securities Corp. 827,000 875,132
*Career Technology MFG.
Co., Ltd. 2,256 981
Caswell, Inc. 25,000 67,375
Cathay Consolidated, Inc. 16,000 47,972
Cathay Financial Holding Co.,
Ltd. 3,357,397 10,544,132
Cathay Real Estate
Development Co., Ltd. 237,000 161,329
Central Reinsurance Co., Ltd. 194,284 207,395
#Century Iron & Steel
Industrial Co., Ltd. 67,000 216,637
Chang Hwa Commercial Bank,
Ltd. 2,201,429 1,716,514
#Chang Wah Technology Co.,
Ltd. 123,000 247,378
*Changs Ascending Enterprise
Co., Ltd. 9,000 8,786
Channel Well Technology Co.,
Ltd. 31,000 50,453
Chant Sincere Co., Ltd. 26,000 43,844
Charoen Pokphand Enterprise 31,000 99,756
CHC Resources Corp. 9,000 17,600
Chen Full International Co.,
Ltd. 38,000 80,541
Chenfull Precision Co., Ltd. 4,000 21,226
*Cheng Fwa Industrial Co.,
Ltd. 24,000 17,637
Cheng Loong Corp. 383,000 248,270
Cheng Shin Rubber Industry
Co., Ltd. 1,001,000 943,112
#Chenming Electronic
Technology Corp. 68,000 161,800
Chia Chang Co., Ltd. 31,000 33,188
Chicony Electronics Co., Ltd. 153,000 501,810
#Chicony Power Technology
Co., Ltd. 50,000 118,351
Chien Shing Harbour Service
Co., Ltd. 17,000 21,382
China Airlines, Ltd. 1,699,000 1,177,561
China Bills Finance Corp. 385,000 199,534
China Glaze Co., Ltd. 38,000 37,860
China Motor Corp. 91,000 149,513
China Steel Chemical Corp. 75,000 188,666
Shares Value
TAIWAN — (Continued)
#China Steel Corp. 4,127,000 $ 2,419,835
Chinese Maritime Transport,
Ltd. 43,000 67,988
Ching Feng Home Fashions
Co., Ltd. 57,631 35,040
Chin-Poon Industrial Co., Ltd. 227,000 257,420
Chipbond Technology Corp. 231,000 929,175
ChipMOS Technologies, Inc. 299,000 671,661
ChipMOS Technologies, Inc.,
ADR 2,748 130,255
Chlitina Holding, Ltd. 26,000 77,310
#Chong Hong Development
Co., Ltd. 92,810 222,843
Chun Yuan Steel Industry Co.,
Ltd. 176,000 115,177
#Chung Hwa Chemical
Industrial Works, Ltd. 46,000 96,501
Chung Tai Resource
Technology Corp. 4,000 9,542
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 211,000 1,002,150
Chunghwa Precision Test
Tech Co., Ltd. 6,000 463,195
#Cleanaway Co., Ltd. 470,000 359,928
Compal Electronics, Inc. 1,906,000 2,123,085
Compeq Manufacturing Co.,
Ltd. 510,573 2,669,849
#Concord International
Securities Co., Ltd. 174,836 164,996
#Concord Securities Co., Ltd. 363,268 231,546
Continental Holdings Corp. 241,000 153,612
#Contrel Technology Co., Ltd. 86,000 244,543
Coremax Corp. 92,505 217,531
#Coretronic Corp. 93,000 212,076
Co-Tech Development Corp. 72,000 663,882
*Coxon Precise Industrial Co.,
Ltd. 23,000 10,034
Crowell Development Corp. 41,400 24,851
CTBC Financial Holding Co.,
Ltd. 6,880,000 13,815,774
CTCI Corp. 312,840 341,211
#*Cub Elecparts, Inc. 17,000 50,339
#CviLux Corp. 45,650 103,252
Cyberlink Corp. 19,000 37,742
CyberPower Systems, Inc. 29,400 196,491
Cystech Electronics Corp. 8,950 32,954
DA CIN Construction Co., Ltd. 99,600 271,813
Dafeng TV, Ltd. 22,000 28,998
Dah San Electric Wire & Cable
Co., Ltd. 16,160 21,001
Da-Li Development Co., Ltd. 128,987 188,777
Darfon Electronics Corp. 91,000 86,160
Darwin Precisions Corp. 84,100 32,918
Delpha Construction Co., Ltd. 62,000 38,176
#Depo Auto Parts Ind Co., Ltd. 32,000 132,677
Desiccant Technology Corp. 16,500 79,644
DFI, Inc. 22,000 36,554
Dimerco Data System Corp. 22,000 63,511

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
Dimerco Express Corp. 58,500 $ 142,091
DONPON PRECISION, Inc. 37,100 59,118
Drewloong Precision, Inc. 3,000 13,320
#Dynamic Holding Co., Ltd. 194,409 600,930
Dynapack International
Technology Corp. 70,000 632,445
#E Ink Holdings, Inc. 384,000 2,245,614
E.Sun Financial Holding Co.,
Ltd. 4,215,436 5,041,202
#Eastech Holding, Ltd. 23,000 51,595
Eastern Media International
Corp. 121,370 68,160
Eclat Textile Co., Ltd. 98,000 1,049,166
ECOVE Environment Corp. 13,000 108,806
Edom Technology Co., Ltd. 148,000 211,795
eGalax_eMPIA Technology,
Inc. 7,000 12,627
#Elan Microelectronics Corp. 171,000 798,942
E-Lead Electronic Co., Ltd. 30,000 42,467
#Elite Advanced Laser Corp. 34,000 391,349
Elite Semiconductor
Microelectronics Technology,
Inc. 96,000 534,670
#*Elitegroup Computer
Systems Co., Ltd. 90,000 51,239
Emerging Display
Technologies Corp. 49,000 31,536
Ennoconn Corp. 50,000 626,566
EnTie Commercial Bank Co.,
Ltd. 49,000 23,348
*EOI Investment Holdings Co.,
Ltd. 120,000 82,057
#Episil-Precision, Inc. 29,000 71,695
#Eson Precision Ind Co., Ltd. 85,000 202,512
Eternal Materials Co., Ltd. 510,662 946,461
Eurocharm Holdings Co., Ltd. 16,000 90,597
#EVA Airways Corp. 1,459,000 1,954,723
#Ever Ohms Technology Co.,
Ltd. 23,000 56,790
#Ever Supreme Bio
Technology Co., Ltd. 33,000 148,566
*Everest Textile Co., Ltd. 98,000 20,316
Evergreen Aviation
Technologies Corp. 49,000 277,453
Evergreen International
Storage & Transport Corp. 106,500 155,372
#Evergreen Marine Corp.
Taiwan, Ltd. 546,000 3,446,394
#EVERGREEN Steel Corp.,
Preference 80,000 215,353
*Everlight Chemical Industrial
Corp. 296,000 291,247
#*Everlight Electronics Co.,
Ltd. 187,000 361,629
Evertop Wire Cable Corp. 73,000 41,900
Excelliance Mos Corp. 9,000 28,961
#Excelsior Medical Co., Ltd. 69,439 152,117
Far Eastern Department
Stores, Ltd. 446,000 305,669
Shares Value
TAIWAN — (Continued)
Far Eastern International Bank 914,378 $ 381,946
Far Eastern New Century
Corp. 1,666,000 1,399,545
Far EasTone
Telecommunications Co., Ltd. 899,000 2,920,728
Faraday Technology Corp. 106,000 490,331
Farglory F T Z Investment
Holding Co., Ltd. 56,263 83,475
Farglory Land Development
Co., Ltd. 123,000 246,997
#Feedback Technology Corp. 19,800 128,961
Feng Hsin Steel Co., Ltd. 204,000 411,547
#Feng TAY Enterprise Co.,
Ltd. 166,000 351,323
#FIC Global, Inc. 43,000 47,898
FineTek Co., Ltd. 8,000 22,649
Firich Enterprises Co., Ltd. 93,000 64,314
First Financial Holding Co.,
Ltd. 3,299,465 3,751,828
First Insurance Co., Ltd. (The) 109,000 91,061
*First Steamship Co., Ltd. 299,000 56,989
*FLEXium Interconnect, Inc. 40,000 60,893
#Flytech Technology Co., Ltd. 59,000 228,194
FocalTech Systems Co., Ltd. 42,000 63,613
Forcecon Tech Co., Ltd. 39,638 91,003
Forcelead Technology Corp. 3,000 16,059
*Forest Water Environment
Engineering Co., Ltd. 14,896 18,782
Formosa Advanced
Technologies Co., Ltd. 122,000 212,148
Formosa International Hotels
Corp. 17,000 93,629
Formosa Laboratories, Inc. 73,000 114,518
Formosa Optical Technology
Co., Ltd. 10,000 27,476
Formosa Petrochemical Corp. 385,000 843,405
Formosa Plastics Corp. 1,191,000 2,026,826
#Formosa Sumco Technology
Corp. 32,000 268,820
Formosan Union Chemical
Corp. 146,000 104,354
Foxsemicon Integrated
Technology, Inc. 69,000 636,220
Franbo Lines Corp. 175,988 91,210
Froch Enterprise Co., Ltd. 47,000 24,504
#Fu Chun Shin Machinery
Manufacture Co., Ltd. 83,380 67,465
Fubon Financial Holding Co.,
Ltd. 3,251,247 13,077,821
#Fulgent Sun International
Holding Co., Ltd. 41,655 93,959
#*Fulltech
Fiber Glass Corp. 222,428 456,294
Fusheng Precision Co., Ltd. 57,000 447,972
G Shank Enterprise Co., Ltd. 117,888 414,007
#Gallant Precision Machining
Co., Ltd. 71,000 188,929
GEM Services, Inc. 51,000 194,096
#Gemtek Technology Corp. 326,000 311,687

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
#*General Interface Solution
GIS Holding, Ltd. 136,000 $ 231,022
Generalplus Technology, Inc. 26,000 38,052
Genesys Logic, Inc. 44,000 124,707
Genius Electronic Optical Co.,
Ltd. 37,000 550,667
GeoVision, Inc. 25,000 44,633
Getac Holdings Corp. 207,000 730,159
Giant Manufacturing Co., Ltd. 31,000 81,051
*Giantplus Technology Co.,
Ltd. 127,000 61,891
#Gigabyte Technology Co.,
Ltd. 244,000 2,540,487
#Global Brands Manufacture,
Ltd. 160,880 406,195
Global Mixed Mode
Technology, Inc. 31,000 235,960
Global PMX Co., Ltd. 26,000 131,130
Globaltek Fabrication Co., Ltd. 34,000 69,854
#Globalwafers Co., Ltd. 113,000 2,989,418
Globe Union Industrial Corp. 35,000 11,371
#Gloria Material Technology
Corp. 241,000 237,130
*GMI Technology, Inc. 38,542 51,399
*Gold Rain Enterprises Corp. 8,000 8,045
#Goldsun Building Materials
Co., Ltd. 285,000 275,132
Good Finance Securities Co.,
Ltd. 31,000 32,708
Good Will Instrument Co., Ltd. 17,000 38,083
#Gordon Auto Body Parts 140,000 114,143
*Gourmet Master Co., Ltd. 44,000 86,042
Grand Fortune Securities Co.,
Ltd. 144,000 62,824
Grape King Bio, Ltd. 13,000 35,920
#Great Tree Pharmacy Co.,
Ltd. 47,000 113,723
#Great Wall Enterprise Co.,
Ltd. 307,000 531,947
Greatek Electronics, Inc. 186,000 578,390
#Group Up Industrial Co., Ltd. 19,000 199,295
GTM Holdings Corp. 53,000 51,985
Gudeng Precision Industrial
Co., Ltd. 33,000 407,407
*Hai Kwang Enterprise Corp. 44,420 16,768
*Harvatek Corp. 64,000 42,378
Hey Song Corp. 103,000 107,561
Hi-Clearance, Inc. 6,000 24,134
Highlight Tech Corp. 26,600 67,078
Highwealth Construction Corp. 709,428 965,835
HIM International Music, Inc. 8,000 20,941
#*Hitron Technology, Inc. 53,000 38,620
#Hiwin Mikrosystem Corp. 35,000 195,473
#Hiwin Technologies Corp. 171,000 1,611,111
Hiyes International Co., Ltd. 37,000 88,038
Holiday Entertainment Co.,
Ltd. 16,000 25,892
*Holtek Semiconductor, Inc. 27,000 44,612
Holy Stone Enterprise Co., Ltd. 98,700 1,374,269
Shares Value
TAIWAN — (Continued)
Hon Hai Precision Industry
Co., Ltd. 4,417,000 $ 34,235,543
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 2,060 31,106
Hong TAI Electric Industrial 121,000 113,815
Horizon Fixture Group Co.,
Ltd. 10,000 69,928
*Hota Industrial Manufacturing
Co., Ltd. 19,000 27,425
Hotai Motor Co., Ltd. 106,000 1,830,131
Hsin Kuang Steel Co., Ltd. 91,000 106,714
#Hu Lane Associate, Inc. 48,581 174,368
#HUA ENG Wire & Cable Co.,
Ltd. 151,000 137,128
#Hua Nan Financial Holdings
Co., Ltd. 2,060,444 2,786,021
#Huaku Development Co., Ltd. 150,795 454,451
Hung Ching Development &
Construction Co., Ltd. 52,000 71,679
Hung Sheng Construction, Ltd. 185,000 97,884
Hwacom Systems, Inc. 29,000 34,546
Ibase Technology, Inc. 29,000 48,993
*IBF Financial Holdings Co.,
Ltd. 1,406,264 678,787
#Ichia Technologies, Inc. 387,000 620,273
#I-Chiun Precision Industry
Co., Ltd. 80,122 466,071
In Win Development, Inc. 22,000 43,021
Info-Tek Corp. 32,000 28,714
Innolux Corp. 2,464,531 3,469,667
#Inpaq Technology Co., Ltd. 78,401 173,691
Intai Technology Corp. 16,000 62,131
#Integrated Service
Technology, Inc. 44,160 191,976
#IntelliEPI, Inc. 15,000 161,283
Interactive Digital
Technologies, Inc. 7,000 16,071
#Inventec Corp. 1,088,000 2,080,460
#Iron Force Industrial Co., Ltd. 26,445 63,905
I-Sheng Electric Wire & Cable
Co., Ltd. 59,000 83,610
ITE Technology, Inc. 99,000 382,902
ITEQ Corp. 125,000 1,017,203
J&V Energy Technology Co.,
Ltd. 39,000 79,161
Jarllytec Co., Ltd. 13,325 29,273
Jean Co., Ltd. 113,219 67,961
Jetwell Computer Co., Ltd. 12,000 82,428
Jih Lin Technology Co., Ltd. 29,000 63,619
Jiin Yeeh Ding Enterprise Co.,
Ltd. 38,000 106,055
#Jinan Acetate Chemical Co.,
Ltd. 292,000 435,936
#*Jochu Technology Co., Ltd. 21,211 21,691
#Johnson Health Tech Co.,
Ltd. 39,000 148,427
#JPC connectivity, Inc. 53,000 473,932
JPP Holding Co., Ltd. 8,000 68,443

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
JSL Construction &
Development Co., Ltd. 37,000 $ 69,835
*K Laser Technology, Inc. 89,000 44,061
Kedge Construction Co., Ltd. 27,136 85,223
Kenda Rubber Industrial Co.,
Ltd. 52,200 29,315
Kent Industrial Co., Ltd. 21,000 16,894
Kerry TJ Logistics Co., Ltd. 127,000 114,351
KGI Financial Holding Co., Ltd. 5,564,301 5,311,386
Kindom Development Co., Ltd. 177,200 189,980
King Chou Marine Technology
Co., Ltd. 17,000 22,618
King Polytechnic Engineering
Co., Ltd. 40,000 62,254
King Yuan Electronics Co., Ltd. 629,550 4,353,613
#Kinko Optical Co., Ltd. 99,000 194,514
Kinpo Electronics 789,000 732,387
Kinsus Interconnect
Technology Corp. 198,775 3,905,508
KMC Kuei Meng International,
Inc. 15,000 41,307
KS Terminals, Inc. 52,000 88,815
Kuang Hong Arts
Management, Inc. 12,000 32,674
Kung Long Batteries Industrial
Co., Ltd. 30,000 117,423
Kung Sing Engineering Corp. 242,000 72,183
#Kuo Toong International Co.,
Ltd. 149,000 238,813
*Kuo Yang Construction Co.,
Ltd. 20,000 11,108
Kwong Lung Enterprise Co.,
Ltd. 34,000 45,079
L&K Engineering Co., Ltd. 60,142 1,315,647
Lanner Electronics, Inc. 46,000 107,745
Largan Precision Co., Ltd. 42,000 5,243,665
Laser Tek Taiwan Co., Ltd. 10,000 29,302
Leadtrend Technology Corp. 21,319 32,784
Lelon Electronics Corp. 84,000 571,800
Lemtech Holdings Co., Ltd. 15,750 40,107
Leo Systems, Inc. 23,000 24,908
#Lian HWA Food Corp. 58,300 147,017
#Lien Hwa Industrial Holdings
Corp. 249,816 311,894
#LINE Pay Taiwan, Ltd. 14,550 121,554
*Lingsen Precision Industries,
Ltd. 291,000 264,717
#Lintes Technology Co., Ltd. 3,000 28,868
#Lion Travel Service Co., Ltd. 33,000 150,098
Lite-On Technology Corp. 1,055,000 6,822,457
#Liton Technology Corp. 52,000 114,236
Long Da Construction &
Development Corp. 103,405 90,226
*Longchen Paper & Packaging
Co., Ltd. 493,000 150,254
#Longwell Co. 81,000 521,303
Loop Telecommunication
International, Inc. 28,000 46,697
Lotes Co., Ltd. 15,000 860,949
Shares Value
TAIWAN — (Continued)
#Lotus Pharmaceutical Co.,
Ltd. 28,000 $ 151,614
Lumax International Corp., Ltd. 35,400 122,129
*Lung Yen Life Service Corp. 71,000 104,131
Lungteh Shipbuilding Co., Ltd. 33,000 133,760
#Luxe Green Energy
Technology Co., Ltd. 53,897 28,767
M3 Technology, Inc. 15,000 36,016
Macnica Galaxy, Inc. 8,000 28,095
*Macronix International Co.,
Ltd. 356,000 1,107,027
#Makalot Industrial Co., Ltd. 114,000 774,251
Marketech International Corp. 46,000 666,110
#Materials Analysis
Technology, Inc. 33,647 217,067
MediaTek, Inc. 210,000 23,099,415
#Mega Financial Holding Co.,
Ltd. 3,801,503 6,245,856
#*Megaforce Co., Ltd. 33,000 29,458
*Mercuries & Associates
Holding, Ltd. 313,000 165,608
Merida Industry Co., Ltd. 10,000 23,763
#Merry Electronics Co., Ltd. 128,784 319,579
#METAAGE Corp. 72,000 86,550
#Micro-Star International Co.,
Ltd. 365,000 1,603,701
Mildef Crete, Inc. 24,000 91,339
*MIN AIK Technology Co., Ltd. 85,000 71,405
#Mitac Holdings Corp. 179,000 484,068
*Mobiletron Electronics Co.,
Ltd. 10,000 10,072
#Momo.com, Inc. 31,000 235,481
*Mosel Vitelic, Inc. 30,000 29,843
#Motech Industries, Inc. 264,000 178,892
MPI Corp. 30,000 4,901,142
#MSSCORPS Co., Ltd. 15,000 160,587
Nak Sealing Technologies
Corp. 27,000 96,074
Namchow Holdings Co., Ltd. 51,000 53,258
#Nan Kang Rubber Tire Co.,
Ltd. 218,000 224,280
Nan Pao Resins Chemical
Co., Ltd. 32,000 305,455
Nan Ya Plastics Corp. 1,547,000 7,634,720
Nan Ya Printed Circuit Board
Corp. 71,000 2,021,102
Nang Kuang Pharmaceutical
Co., Ltd. 10,000 9,809
Nanya Technology Corp. 468,000 5,220,273
National Aerospace Fasteners
Corp. 8,853 36,980
National Petroleum Co., Ltd.,
Class A 6,000 10,434
Neousys Technology, Inc. 7,000 36,820
#Netronix, Inc. 34,000 92,156
*New Asia Construction &
Development Corp. 41,000 17,824
Nexcom International Co., Ltd. 27,000 50,376
Nextronics Engineering Corp. 13,000 45,051

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
#Nichidenbo Corp. 71,000 $ 274,606
#Nien Made Enterprise Co.,
Ltd. 84,000 990,253
Niko Semiconductor Co., Ltd. 26,666 52,558
Nishoku Technology, Inc. 12,000 40,843
Nova Technology Corp. 14,000 117,392
Novatek Microelectronics
Corp. 295,000 4,737,306
#*Nuvoton Technology Corp. 81,000 293,233
O-Bank Co., Ltd. 435,000 137,961
Optimax Technology Corp. 44,000 30,156
Orient Semiconductor
Electronics, Ltd. 303,000 380,168
Pacific Hospital Supply Co.,
Ltd. 4,000 9,394
Paiho Shih Holdings Corp. 34,805 17,769
Pan Jit International, Inc. 171,000 621,693
#Pan-International Industrial
Corp. 235,000 299,213
Panion & BF Biotech, Inc. 23,000 41,703
#Parade Technologies, Ltd. 34,000 591,231
#Parpro Corp. 63,000 185,185
#PCL Technologies, Inc. 34,000 123,085
P-Duke Technology Co., Ltd. 28,000 102,664
Pegatron Corp. 602,000 1,572,103
*Pegavision Corp. 21,000 210,526
PharmaEngine, Inc. 47,000 89,291
PharmaEssentia Corp. 12,202 400,202
Phison Electronics Corp. 51,000 2,587,951
Phoenix Silicon International
Corp. 72,000 545,809
Phoenix Tours International,
Inc. 24,600 33,872
#Pixart Imaging, Inc. 75,000 445,558
#Planet Technology Corp. 19,000 85,538
#Podak Co., Ltd. 24,000 36,313
Posiflex Technology, Inc. 24,000 145,178
#Potens Semiconductor Corp. 25,000 97,853
Power Wind Health Industry,
Inc. 16,000 83,418
*Powerchip Semiconductor
Manufacturing Corp. 838,000 1,413,132
Powertech Technology, Inc. 309,000 2,251,601
Powertip Image Corp. 4,000 8,552
Poya International Co., Ltd. 14,000 311,891
#President Chain Store Corp. 254,000 1,760,450
#President Securities Corp. 458,900 614,820
#Primax Electronics, Ltd. 194,000 392,574
Prince Housing &
Development Corp. 253,000 67,323
Pro Hawk Corp. 2,000 9,994
#Promate Electronic Co., Ltd. 121,999 179,871
*PSS Co., Ltd. 6,000 27,383
#Qisda Corp. 272,140 230,299
QST International Corp. 31,189 38,312
#Quanta Computer, Inc. 1,243,000 11,211,192
#Quanta Storage, Inc. 100,000 205,142
Radiant Opto-Electronics Corp. 241,000 613,704
#Radium Life Tech Co., Ltd. 404,932 131,557
Shares Value
TAIWAN — (Continued)
Rafael Microelectronics, Inc. 4,000 $ 16,337
#Raydium Semiconductor
Corp. 31,000 218,215
Realtek Semiconductor Corp. 232,000 4,902,874
Rechi Precision Co., Ltd. 167,000 122,205
Rexon Industrial Corp., Ltd. 53,000 47,229
Rich Development Co., Ltd. 298,990 71,234
#RichWave Technology Corp. 57,000 171,781
RiTdisplay Corp. 20,000 18,348
*Ritek Corp. 236,000 77,768
Ruby Tech Corp. 7,210 11,244
#Ruentex Development Co.,
Ltd. 428,300 358,474
Ruentex Engineering &
Construction Co. 42,000 212,476
Run Long Construction Co.,
Ltd. 175,000 178,688
Sakura Development Co., Ltd. 155,000 204,547
Sampo Corp. 183,000 132,215
San Fang Chemical Industry
Co., Ltd. 77,000 75,644
San Far Property, Ltd. 40,000 22,340
San Fu Chemical Co., Ltd. 22,000 73,517
San Lien Technology Corp.,
Ltd. 10,000 22,928
San Shing Fastech Corp. 7,000 12,237
#Sanyang Motor Co., Ltd. 238,000 477,193
Savior Lifetec Corp. 122,820 64,224
Scientech Corp. 1,000 20,112
ScinoPharm Taiwan, Ltd. 126,000 75,634
#SciVision Biotech, Inc. 30,000 45,855
SDI Corp. 102,000 459,204
Sea Sonic Electronics Co., Ltd. 22,000 44,042
Securitag Assembly Group
Co., Ltd. 9,000 31,189
Senao Networks, Inc. 4,815 17,655
Sensortek Technology Corp. 13,000 60,939
#Sercomm Corp. 124,000 315,765
#Sesoda Corp. 211,000 315,008
#Shanghai Commercial &
Savings Bank, Ltd. (The) 836,751 1,176,717
#ShenMao Technology, Inc. 61,000 185,724
*Shieh Yih Machinery Industry
Co., Ltd. 62,000 44,986
#Shih Her Technologies, Inc. 36,053 190,199
*Shih Wei Navigation Co., Ltd. 214,910 86,778
#Shihlin Electric & Engineering
Corp. 113,000 681,797
Shin Ruenn Development Co.,
Ltd. 81,000 104,386
#Shin Zu Shing Co., Ltd. 81,246 429,873
Shinkong Insurance Co., Ltd. 96,000 478,233
#Shinkong Synthetic Fibers
Corp. 145,000 93,095
Shiny Chemical Industrial Co.,
Ltd. 57,000 265,432
*Shuttle, Inc. 120,000 58,665
Sigurd Microelectronics Corp. 269,000 1,552,291
Silergy Corp. 95,000 1,213,992

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
Silicon Optronics, Inc. 14,000 $ 23,089
Silicon Power Computer &
Communications, Inc. 2,000 7,983
Simplo Technology Co., Ltd. 71,000 774,390
#Sinbon Electronics Co., Ltd. 113,000 1,034,933
Sincere Navigation Corp. 216,000 202,840
Sinmag Equipment Corp. 6,000 20,886
#Sino-American Silicon
Products, Inc. 312,000 1,515,641
#Sinon Corp. 182,000 219,623
SinoPac Financial Holdings
Co., Ltd. 4,268,916 5,362,728
#Sinopower Semiconductor,
Inc. 15,000 105,356
Sinphar Pharmaceutical Co.,
Ltd. 59,875 58,728
Sinyi Realty, Inc. 59,000 37,332
Sitronix Technology Corp. 86,000 709,149
#Siward Crystal Technology
Co., Ltd. 127,000 240,097
Sixxon Tech Co., Ltd. 5,000 24,289
#Solar Applied Materials
Technology Corp. 356,000 1,094,910
Solteam, Inc. 31,000 46,041
Song Shang Electronics Co.,
Ltd. 30,000 19,168
Sonix Technology Co., Ltd. 61,000 97,014
#*Spectrum Electrics Corp. 89,550 62,620
Speed Tech Corp. 40,548 34,565
Sporton International, Inc. 39,000 232,294
#Sports Gear Co., Ltd. 19,000 40,564
Standard Chemical &
Pharmaceutical Co., Ltd. 45,500 79,825
Standard Foods Corp. 266,000 240,741
Stark Technology, Inc. 46,000 236,270
#*Starlux Airlines Co., Ltd. 631,000 422,697
S-Tech Corp. 61,000 32,464
Sunjuice Holdings Co., Ltd. 8,307 47,037
Sunny Friend Environmental
Technology Co., Ltd. 41,000 96,921
Sunonwealth Electric Machine
Industry Co., Ltd. 170,080 689,393
Sunplus Innovation
Technology, Inc. 5,000 22,046
*Sunplus Technology Co., Ltd. 48,000 36,907
Sunrex Technology Corp. 70,000 81,655
Sunspring Metal Corp. 16,000 9,332
Superalloy Industrial Co., Ltd. 61,000 102,677
#*Superior Plating Technology
Co., Ltd. 29,000 41,186
Supreme Electronics Co., Ltd. 291,920 725,306
#Swancor Holding Co., Ltd. 23,000 65,401
Sweeten Real Estate
Development Co., Ltd. 38,312 27,265
Symtek Automation Asia Co.,
Ltd. 9,307 38,588
#Syncmold Enterprise Corp. 88,000 179,709
Synmosa Biopharma Corp. 256,638 230,282
Shares Value
TAIWAN — (Continued)
Synnex Technology
International Corp. 450,000 $ 1,304,651
Syscom Computer Engineering
Co. 34,000 55,967
Systex Corp. 95,000 452,675
TA Chen Stainless Pipe 1,021,131 1,364,920
#Ta Ya Electric Wire & Cable 416,489 436,219
TA-I Technology Co., Ltd. 92,000 308,859
Tai Tung Communication Co.,
Ltd. 86,385 43,969
#Taichung Commercial Bank
Co., Ltd. 1,075,551 682,224
TaiDoc Technology Corp. 25,000 99,400
#Taiflex Scientific Co., Ltd. 149,770 804,019
#Taimide Tech, Inc. 79,000 161,574
#Tai-Saw Technology Co., Ltd. 39,000 53,337
TaiSol Electronics Co., Ltd. 33,000 59,222
Taisun Enterprise Co., Ltd. 133,000 65,638
TAI-TECH Advanced
Electronics Co., Ltd. 60,000 360,160
Taiwan Business Bank 2,672,126 1,504,771
Taiwan Chelic Corp., Ltd. 9,000 11,264
#Taiwan Chinsan Electronic
Industrial Co., Ltd. 41,000 125,211
Taiwan Cogeneration Corp. 226,347 413,208
Taiwan Cooperative Financial
Holding Co., Ltd. 2,329,328 1,989,215
Taiwan Environment Scientific
Co., Ltd. 18,000 10,777
#Taiwan Fertilizer Co., Ltd. 209,000 296,179
Taiwan Fire & Marine
Insurance Co., Ltd. 72,300 132,882
Taiwan Fructose Co., Ltd. 40,000 24,320
Taiwan FU Hsing Industrial
Co., Ltd. 10,200 12,230
#*Taiwan Glass Industry Corp. 520,000 735,295
Taiwan Hon Chuan Enterprise
Co., Ltd. 140,288 555,613
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 200,608 266,596
#*Taiwan Mask Corp. 211,550 240,227
Taiwan Mobile Co., Ltd. 929,000 3,233,779
Taiwan Navigation Co., Ltd. 109,000 95,951
Taiwan Optical Platform Co.,
Ltd. 5,356 13,175
#Taiwan Paiho, Ltd. 118,000 166,490
Taiwan PCB Techvest Co.,
Ltd. 90,000 83,264
Taiwan Sakura Corp. 71,000 179,922
Taiwan Sanyo Electric Co.,
Ltd. 6,000 5,820
#Taiwan Secom Co., Ltd. 131,000 441,814
#Taiwan Semiconductor Co.,
Ltd. 178,000 402,605
Taiwan Semiconductor
Manufacturing Co., Ltd. 129,000 9,679,291
Taiwan Surface Mounting
Technology Corp. 123,000 532,814
Taiwan Taxi Co., Ltd. 4,000 18,317

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
Taiwan Union Technology
Corp. 85,000 $ 2,919,335
Taiyen Biotech Co., Ltd. 40,000 39,667
#Tatung Co., Ltd. 342,200 257,293
Tatung System Technologies,
Inc. 6,000 10,471
*TBI Motion Technology Co.,
Ltd. 20,000 28,064
#*TCC Group Holdings Co.,
Ltd. 1,926,188 1,448,262
#TCI Co., Ltd. 72,000 251,740
Te Chang Construction Co.,
Ltd. 33,568 72,601
#Team Group, Inc. 45,000 325,118
#Teco Electric and Machinery
Co., Ltd. 390,000 781,955
#Test Research, Inc. 59,000 490,161
Test Rite International Co., Ltd. 42,000 28,720
#Thinking Electronic Industrial
Co., Ltd. 30,000 202,822
Thye Ming Industrial Co., Ltd. 31,556 68,250
Tigerair Taiwan Co., Ltd. 78,000 138,532
Ton Yi Industrial Corp. 373,000 173,118
*Tong Hsing Electronic
Industries, Ltd. 137,420 680,318
#Tong Yang Industry Co., Ltd. 215,000 473,653
Tong-Tai Machine & Tool Co.,
Ltd. 57,000 47,443
Top Union Electronics Corp. 13,000 9,754
#Topco Scientific Co., Ltd. 80,000 1,237,662
Topco Technologies Corp. 25,000 55,540
#Topkey Corp. 40,000 204,833
Topoint Technology Co., Ltd. 65,013 649,748
#Transcend Information, Inc. 105,000 951,917
TricornTech Taiwan Corp. 14,000 17,479
#*Trigold Holdings, Ltd. 24,803 54,719
Triocean Industrial Corp. Co.,
Ltd. 14,000 38,813
Tripod Technology Corp. 229,000 2,614,592
Trusval Technology Co., Ltd. 13,000 90,906
TS Financial Holding Co., Ltd. 7,114,730 7,914,061
Tsang Yow Industrial Co., Ltd. 9,000 7,407
TSC Auto ID Technology Co.,
Ltd. 8,000 45,422
#TSRC Corp. 300,000 197,252
#TTET Union Corp. 27,000 129,073
TTY Biopharm Co., Ltd. 115,000 264,736
Tul Corp. 8,000 13,837
Tung Ho Steel Enterprise
Corp. 238,000 549,361
TURVO International Co., Ltd. 15,000 88,416
TXC Corp. 131,000 605,975
#TYC Brother Industrial Co.,
Ltd. 161,000 139,983
*Tycoons Group Enterprise 127,000 29,826
#Tyntek Corp. 100,000 155,636
Ubright Optronics Corp. 12,000 20,124
#UDE Corp. 54,000 175,439
Ultra Chip, Inc. 39,000 79,402
Shares Value
TAIWAN — (Continued)
U-Ming Marine Transport Corp. 251,000 $ 486,172
Unic Technology Corp. 21,000 16,082
Unimicron Technology Corp. 496,961 12,101,498
Union Bank Of Taiwan 288,862 185,460
Union Insurance Co., Ltd. 28,000 29,240
#Uni-President Enterprises
Corp. 2,527,000 5,770,370
Unitech Computer Co., Ltd. 29,000 52,044
#Unitech Printed Circuit Board
Corp. 369,237 414,719
#United Alloy-Tech Co. 96,648 176,436
#*United Fiber Optical
Communication, Inc. 62,000 66,376
United Integrated Services
Co., Ltd. 7,000 238,250
United Microelectronics Corp. 2,125,000 7,955,846
#United Microelectronics
Corp., Sponsored ADR 628,306 11,956,663
United Orthopedic Corp. 33,000 85,259
United Radiant Technology 53,000 31,650
*United Recommend
International Co., Ltd. 7,000 11,544
*United Renewable Energy
Co., Ltd. 107,000 53,965
Univacco Technology, Inc. 25,000 42,545
#Universal Cement Corp. 201,356 166,971
*Universal Microelectronics
Co., Ltd. 5,000 5,786
Universal Vision Biotechnology
Co., Ltd. 28,000 114,793
Userjoy Technology Co., Ltd. 33,750 77,381
USI Corp. 65,000 22,626
*Usun Technology Co., Ltd. 28,000 77,973
#*Utechzone Co., Ltd. 23,000 115,644
Value Valves Co., Ltd. 14,000 35,174
Vanguard International
Semiconductor Corp. 518,000 2,428,200
Ventec International Group
Co., Ltd. 54,000 330,827
Viking Tech Corp. 18,000 34,809
Visco Vision, Inc. 23,000 131,301
VisEra Technologies Co., Ltd. 21,000 275,179
Vizionfocus, Inc. 17,000 95,733
#Voltronic Power Technology
Corp. 23,000 681,054
*Wafer Works Corp. 346,651 954,607
Waffer Technology Corp. 38,000 43,092
Wah Hong Industrial Corp. 32,000 38,269
Wah Lee Industrial Corp. 66,000 229,741
#Walsin Lihwa Corp. 1,205,291 1,172,883
#Walton Advanced
Engineering, Inc. 192,000 220,403
Wan Hai Lines, Ltd. 344,450 902,717
Waste Recovery Technology,
Inc. 5,000 49,971
*We & Win Development Co.,
Ltd. 86,000 29,537
WEI Chih Steel Industrial Co.,
Ltd. 6,000 2,868

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
Weikeng Industrial Co., Ltd. 302,000 $ 413,955
Welldone Co. 25,000 35,892
*Weltrend Semiconductor 170,000 288,777
#Wendell Industrial Co., Ltd. 27,000 115,288
Wholetech System Hitech, Ltd. 14,000 52,848
Win Semiconductors Corp. 138,000 1,257,496
#Winbond Electronics Corp. 1,353,194 5,443,090
Winmate, Inc. 13,000 66,571
Winstek Semiconductor Co.,
Ltd. 44,000 196,046
#Wisdom Marine Lines Co.,
Ltd. 204,000 494,236
#Wistron Corp. 1,364,000 7,427,953
WITS Corp. 19,000 70,841
Wiwynn Corp. 14,000 2,334,849
WNC Corp. 175,726 1,207,066
#Wonderful Hi-Tech Co., Ltd. 124,000 237,111
Wowprime Corp. 43,000 311,999
*WPG Holdings, Ltd. 654,000 2,276,525
#WT Microelectronics Co., Ltd. 345,839 2,102,706
XAC Automation Corp. 36,000 36,814
XinTec, Inc. 71,000 608,527
Yageo Corp. 693,516 10,772,147
#YC INOX Co., Ltd. 201,974 114,989
Yea Shin International
Development Co., Ltd. 115,657 77,477
Yem Chio Co., Ltd. 201,440 89,442
#Yen Sun Technology Corp. 37,000 47,568
YFC-Boneagle Electric Co.,
Ltd. 37,000 27,934
*Young Optics, Inc. 20,000 42,390
#Youngtek Electronics Corp. 47,000 106,742
Yuanta Financial Holding Co.,
Ltd. 3,856,713 8,126,556
Yuanta Futures Co., Ltd. 66,686 180,752
Yuen Foong Yu Consumer
Products Co., Ltd. 29,000 34,726
#Yulon Motor Co., Ltd. 206,528 178,928
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 6,000 14,499
Yungshin Construction &
Development Co., Ltd. 23,000 35,725
YungShin Global Holding
Corp. 65,000 107,800
Zeng Hsing Industrial Co., Ltd. 23,000 65,330
#Zenitron Corp. 141,000 268,310
#Zero One Technology Co.,
Ltd. 92,000 311,705
#Zhen Ding Technology
Holding, Ltd. 347,000 4,439,633
#ZillTek Technology Corp. 18,000 114,174
Zippy Technology Corp. 59,000 98,215
Zyxel Group Corp. 184,098 235,826
TOTAL TAIWAN 533,217,614
THAILAND — (1.2%)
AAPICO Hitech PCL, Class F 99,200 47,235
Absolute Clean Energy PCL,
Class F 428,400 17,063
Amata Corp. PCL, Class F 292,100 253,677
Shares Value
THAILAND — (Continued)
AP Thailand PCL 404,400 $ 100,517
AP Thailand PCL - NVDR 850,900 211,499
Asian Sea Corp. PCL, Class F 65,500 14,711
#Asset World Corp. PCL
- NVDR 771,700 68,405
Asset World Corp. PCL, Class
F 2,580,900 228,778
Bangchak Corp. PCL - NVDR 243,600 326,454
Bangchak Corp. PCL, Class F 24,700 33,101
Bangkok Bank PCL - NVDR 543,100 3,114,581
Bangkok Bank PCL, Class F 52,300 299,931
Bangkok Land PCL, Class F 2,391,220 45,114
Bangkok Life Assurance PCL
- NVDR 268,900 209,371
Banpu PCL 1,047,600 181,959
Banpu PCL - NVDR 3,046,300 529,117
Berli Jucker PCL - NVDR 32,700 15,864
Cal-Comp Electronics Thailand
PCL 8 2
#Cal-Comp Electronics
Thailand PCL - NVDR 14,950 3,716
Charoen Pokphand Foods
PCL - NVDR 645,300 434,806
Charoen Pokphand Foods
PCL, Class F 1,201,800 809,778
#CP AXTRA PCL - NVDR,
Class R 218,911 97,680
CP AXTRA PCL, Class F 557,600 248,806
#Dohome PCL, Class F 109,200 12,950
Eastern Polymer Group PCL 349,500 66,985
Eastern Water Resources
Development and
Management PCL, Class F 90,900 14,155
GFPT PCL 545,900 160,210
Indorama Ventures PCL,
Class F 283,900 187,892
#IRPC PCL 3,838,500 252,892
#IRPC PCL - NVDR 2,290,400 150,899
Kasikornbank PCL 79,600 581,640
Kasikornbank PCL - NVDR 96,300 703,667
#Khon Kaen Sugar Industry
PCL, Class F 520,300 25,086
#Kiatnakin Phatra Bank PCL
- NVDR 3,500 11,634
Krung Thai Bank PCL - NVDR 567,000 751,359
Land & Houses PCL - NVDR 494,500 56,569
#Land & Houses PCL, Class F 5,021,000 574,387
LH Financial Group PCL -
NVDR, Class R 4,900 185
LH Financial Group PCL,
Class F 1,845,815 69,648
#Northeast Rubber PCL, Class
F 947,200 127,645
Polyplex Thailand PCL 224,800 94,922
Precious Shipping PCL
- NVDR 227,500 54,844
Precious Shipping PCL, Class
F 176,770 42,614

Dimensional Emerging Markets Value ETF
continued
Shares Value
THAILAND — (Continued)
PTT Exploration & Production
PCL - NVDR 41,100 $ 183,391
PTT Exploration & Production
PCL, Class F 251,200 1,120,874
PTT Global Chemical PCL
- NVDR 135,400 149,014
PTT Global Chemical PCL,
Class F 450,200 495,466
PTT PCL 442,900 510,643
PTT PCL - NVDR 4,202,200 4,844,941
Quality Houses PCL, Class F 2,737,400 118,866
#Regional Container Lines
PCL, Class F 196,400 205,855
Rojana Industrial Park PCL,
Class F 610,300 111,487
#Sansiri PCL 8,389,400 379,367
#Sansiri PCL - NVDR 1,642,200 74,260
SC Asset Corp. PCL 276,600 16,732
SCB X PCL - NVDR 22,000 100,801
SCG Packaging PCL, Class F 123,400 112,711
SCGJWD Logistics PCL 163,400 47,954
Siam Cement PCL (The) 112,500 855,731
Siam Cement PCL (The)
- NVDR 139,200 1,058,825
SPCG PCL 277,900 76,565
Sri Trang Agro-Industry PCL
- NVDR 506,300 282,015
Sri Trang Agro-Industry PCL,
Class F 152,000 84,666
Sri Trang Gloves Thailand
PCL - NVDR 8,900 2,745
Sri Trang Gloves Thailand
PCL, Class F 550,600 169,834
Star Petroleum Refining PCL 750,501 249,474
*STP & I PCL 370,200 69,844
Supalai PCL 565,600 269,313
Supalai PCL - NVDR 178,300 84,898
*Super Energy Corp. PCL,
Class F 2,948,100 11,477
Thai Life Insurance PCL
- NVDR 3,600 1,261
Thai Oil PCL 119,000 233,421
Thai Oil PCL - NVDR 466,819 915,674
Thai Union Group PCL - NVDR 189,700 69,307
Thai Union Group PCL, Class
F 128,600 46,984
Thoresen Thai Agencies PCL,
Class F 748,100 113,136
TMBThanachart Bank PCL
- NVDR 571,000 52,325
TPI Polene PCL, Class F 4,388,500 118,279
TPI Polene Power PCL 750,012 40,429
Triple i Logistics PCL 77,200 10,589
TOTAL THAILAND 24,521,502
TURKEY — (0.7%)
Afyon Cimento Sanayi TAS 41,338 11,168
Akbank TAS 403,133 537,796
*Akfen Yenilenebilir Enerji A/S 75,907 38,141
Aksa Akrilik Kimya Sanayii A/S 5,977 1,635
Shares Value
TURKEY — (Continued)
*Aksa Enerji Uretim A/S, Class
B 50,068 $ 99,188
Alarko Holding A/S 97,236 206,647
Albaraka Turk Katilim Bankasi
A/S 278,742 46,511
Anadolu Anonim Turk Sigorta
Sirketi 4,576 2,619
#Anadolu Efes Biracilik Ve
Malt Sanayii A/S 797,888 367,341
#*Arcelik A/S 9,453 19,344
#*Baticim Bati Anadolu Sanayi
ve Ticaret Anonim Sirketi 53,683 5,535
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 160 1,756
*Bursa Cimento Fabrikasi A/S 281,560 29,859
#*Can2 Termik A/S 2,152,335 54,347
Dogan Sirketler Grubu Holding
A/S 355,625 156,543
Dogu Aras Enerji Yatirimlari
A/S 12,317 29,390
Dogus Otomotiv Servis ve
Ticaret A/S 50,041 200,481
#Eregli Demir ve Celik
Fabrikalari TAS 1,211,587 1,084,507
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 38,580 18,833
#*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 729,374 632,307
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 51,178 45,745
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 2,782,078 129,372
*Kayseri Seker Fabrikasi A/S 340,279 27,924
#KOC Holding A/S 275,697 1,142,241
Lila Kagit Sanayi ve Ticaret
A/S 3,513 2,110
Migros Ticaret A/S 148 1,948
*NET Holding A/S 74,774 71,683
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 1,198,494 197,712
*Parsan Makina Parcalari
Sanayii A/S 7,248 11,461
#*Pegasus Hava Tasimaciligi
A/S 46,767 150,561
#*Petkim Petrokimya Holding
A/S 171,767 69,105
*Polisan Holding A/S 67,330 29,893
*Qua Granite Hayal 378,616 27,167
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 7,008 3,274
#*Sasa Polyester Sanayi A/S 1,173,674 60,999
Sekerbank Turk A/S 432,932 63,494
*Sok Marketler Ticaret A/S 79,715 85,544
TAV Havalimanlari Holding A/S 22,691 129,749
Tekfen Holding A/S 48,125 156,451
*Tukas Gida Sanayi ve Ticaret
A/S 1,848,400 77,398
Turcas Holding A/S 38,944 34,827

Dimensional Emerging Markets Value ETF
continued
Shares Value
TURKEY — (Continued)
Turk Hava Yollari AO 295,162 $ 1,950,160
*Turk Telekomunikasyon A/S 137,146 147,175
Turkcell Iletisim Hizmetleri A/S 704,287 1,481,196
#Turkiye Garanti Bankasi A/S 128,897 334,686
#*Turkiye Halk Bankasi A/S 39,263 30,931
#Turkiye Is Bankasi A/S 1,341,905 352,102
Turkiye Petrol Rafinerileri A/S 340,697 2,116,598
Turkiye Sise ve Cam
Fabrikalari A/S 401,055 352,238
#*Turkiye Vakiflar Bankasi
TAO 54,046 33,230
#Ulker Biskuvi Sanayi A/S 108,311 196,682
#*Yapi ve Kredi Bankasi A/S 252,074 173,761
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 52,061 35,865
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 42,704 8,770
*Yigit Aku Malzemeleri Nakliyat
Turizm Ins San Ve Tic AS 20,912 9,073
*Zorlu Enerji Elektrik Uretim
A/S, Class H 332,780 16,315
TOTAL TURKEY 13,301,388
UNITED ARAB EMIRATES — (1.4%)
Abu Dhabi Commercial Bank
PJSC 621,637 2,538,814
Abu Dhabi National Hotels 1,465,177 158,773
Abu Dhabi National Insurance
Co. PSC 6,314 12,188
*Abu Dhabi Ports Co. PJSC 669,540 893,255
ADNOC Logistics & Services 118,737 200,438
Agthia Group PJSC 158,243 137,872
Ajman Bank PJSC 287,829 106,580
Aldar Properties PJSC 89,386 180,826
Alpha Dhabi Holding PJSC 974,333 1,941,875
Amanat Holdings PJSC 513,814 194,457
Bank of Sharjah 387,817 130,934
Dana Gas PJSC 3,620,687 841,883
Deyaar Development PJSC 1,014,797 200,318
Dubai Investments PJSC 1,237,114 1,212,593
Dubai Islamic Bank PJSC 38,058 75,332
Emaar Development PJSC 165,104 582,593
Emaar Properties PJSC 3,703,938 11,093,258
Emirates NBD Bank PJSC 574,390 4,722,985
*EMSTEEL Building Materials
PJSC 396,132 119,720
*Gulf Pharmaceutical
Industries PSC 69,678 19,730
*Modon Holding PSC 914,888 709,930
National Bank of Ras Al-
Khaimah PSC (The) 18,977 47,329
National Central Cooling Co.
PJSC 252,773 171,369
NMDC Group PJSC 50,226 312,613
*RAK Properties PJSC 787,715 229,486
Ras Al Khaimah Ceramics
PJSC 124,793 82,565
Sharjah Islamic Bank 120,237 94,938
Shares Value
UNITED ARAB EMIRATES — (Continued)
*Space42 PLC 38,796 $ 17,112
TOTAL UNITED ARAB
EMIRATES 27,029,766
TOTAL COMMON STOCKS 1,959,629,177
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.4%)
Banco do Estado do Rio
Grande do Sul SA 0.500% 146,916 406,570
Banco Pine SA 0.210% 15,025 38,652
Gerdau SA 2.720% 118,610 583,169
Marcopolo SA 13.090% 181,368 189,555
Petroleo Brasileiro SA -
Petrobras 1.170% 897,030 7,666,154
Schulz SA 6.520% 87,300 76,979
TOTAL BRAZIL 8,961,079
COLOMBIA — (0.1%)
Grupo Argos SA 5.580% 30,752 125,878
Grupo Aval Acciones y Valores
SA 3.480% 67,157 18,013
Grupo de Inversiones
Suramericana SA 3.910% 68,625 974,877
TOTAL COLOMBIA 1,118,768
TAIWAN — (0.0%)
TS Financial Holding Co., Ltd.
0.770% 502,003 147,561
TOTAL TAIWAN 147,561
TOTAL PREFERRED
STOCKS 10,227,408
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
08/12/26 840 741
*<Banco Pine SA 03/31/26 26 –
TOTAL BRAZIL 741
CHILE — (0.0%)
*Sonda SA 08/31/26 36,342 1,736
TOTAL CHILE 1,736
KOREA, REPUBLIC OF — (0.0%)
*Amotech Co., Ltd. 08/25/26 494 –
*LB Semicon, Inc. 08/26/26 3,359 –
TOTAL KOREA, REPUBLIC
OF –
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 345,927 2,540
*Top Glove Corp. BHD
12/31/30 31,115 1,066
TOTAL MALAYSIA 3,606
QATAR — (0.0%)
*Baladna 08/17/26 174,429 9,293
TOTAL QATAR 9,293
THAILAND — (0.0%)
*Bangkok Ranch PCL 09/01/26 1,400 1
*Better World Green PCL
05/28/27 14,666 9

Dimensional Emerging Markets Value ETF
continued
Shares Value
THAILAND — (Continued)
*Energy Absolute PCL
02/13/28 145,133 $ 2,738
*Energy Absolute PCL
02/13/28 28,467 537
*Noble Development PCL
05/18/27 29,050 87
*Origin Property PCL 05/18/28 53,500 415
*Origin Property PCL 05/18/28 44,525 347
TOTAL THAILAND 4,134
TOTAL RIGHTS/WARRANTS 19,510
TOTAL INVESTMENT SECURITIES — (98.6%)
(Cost $1,369,970,851) 1,969,876,095
SECURITIES LENDING COLLATERAL — (1.4%)
@§The DFA Short Term
Investment Fund 2,485,158 28,745,818
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,398,716,669) $ 1,998,621,913
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $29,516,918 which represented 1.5% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2026.
» Securities that have generally been fair value factored
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
As of July 31, 2026 , Dimensional Emerging Markets Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 44 09/18/26 $ 16,510,771 $ 16,542,350 $31,579
Total Futures Contracts ............................
$16,510,771 $16,542,350 $31,579

Dimensional Emerging Markets Value ETF
continued
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 55,793,689 $ — $ — $ 55,793,689
Chile ......................... 5,999,596 — — 5,999,596
China ........................ 412,165,060 106,700 111,589 412,383,349
Colombia ..................... 2,553,171 — — 2,553,171
Czechia ...................... 1,807,098 — — 1,807,098
Greece ....................... 15,178,383 — — 15,178,383
Hong Kong .................... 52,464 — — 52,464
Hungary ...................... 2,555,400 — — 2,555,400
India ......................... 243,485,879 86,515 — 243,572,394
Indonesia ..................... 14,691,508 — 1,428 14,692,936
Korea, Republic of .............. 405,316,535 621,103 42,693 405,980,331
Kuwait ....................... 10,339,615 — 12,322 10,351,937
Malaysia ...................... 21,324,374 — — 21,324,374
Mexico ....................... 27,809,243 — — 27,809,243
Philippines .................... 4,394,830 — — 4,394,830
Poland ....................... 25,932,823 — — 25,932,823
Qatar ........................ 9,286,116 — — 9,286,116
Saudi Arabia ................... 41,557,901 — — 41,557,901
South Africa ................... 60,332,872 — — 60,332,872
Taiwan ....................... 532,688,656 528,958 — 533,217,614
Thailand ...................... — 24,521,502 — 24,521,502
Turkey ....................... 13,301,388 — — 13,301,388
United Arab Emirates ............ 27,029,766 — — 27,029,766
Preferred Stocks
Brazil ........................ 8,961,079 — — 8,961,079
Colombia ..................... 1,118,768 — — 1,118,768
Taiwan ....................... 147,561 — — 147,561
Rights/Warrants
Brazil ........................ — 741 — 741
Chile ......................... — 1,736 — 1,736
Korea, Republic of .............. — — — —
Malaysia ...................... 3,606 — — 3,606
Qatar ........................ 9,293 — — 9,293
Thailand ...................... 4,134 — — 4,134
Securities Lending Collateral ........ — 28,745,818 — 28,745,818
Total Investments .................
$1,943,840,808 $54,613,073 $168,032> $1,998,621,913
Financial Instruments
Assets
Futures Contracts** ............... 31,579 — — 31,579
Total Other Financial Instruments ....
$31,579 $– $– $31,579
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.
**
Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional Emerging Markets Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.5%)
BRAZIL — (3.3%)
Allied Tecnologia SA 143,410 $ 129,278
Allos SA 544,136 2,901,330
Allpark Empreendimentos
Participacoes e Servicos SA 50,000 43,203
Alupar Investimento SA 143,099 918,758
Ambev SA 83,300 262,165
#Ambev SA, Sponsored ADR 1,019,876 3,171,814
Anima Holding SA 457,802 196,433
Armac Locacao Logistica E
Servicos SA 106,914 74,915
*Auren Energia SA 214,999 464,643
*Axia Energia SA 93,213 954,210
Axia Energia SA 362,528 3,768,953
#*Axia Energia SA, ADR 19,378 198,043
Axia Energia SA, Sponsored
ADR 90,930 952,037
Azzas 2154 SA 7,200 23,269
B3 SA - Brasil Bolsa Balcao 1,277,864 3,956,344
Banco ABC Brasil SA 142,909 675,074
ΩBanco BMG SA 273,751 286,647
Banco Bradesco SA 390,694 1,229,606
Banco Bradesco SA 146,189 530,299
Banco Bradesco SA,
Sponsored ADR 1,150,179 4,152,146
Banco BTG Pactual SA 222,872 2,491,636
Banco do Brasil SA 733,752 3,083,386
Banco Santander Brasil SA 1,095,788 6,172,724
#Banco Santander Brasil SA,
Sponsored ADR 145,699 826,113
BB Seguridade Participacoes
SA 382,690 3,107,829
Bemobi Mobile Tech SA 89,299 418,316
Blau Farmaceutica SA 95,098 160,972
Boa Safra Sementes SA 97,434 105,668
Bradsaude SA 466,427 1,461,529
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 105,533 395,490
Brava Energia 461,669 1,799,188
C&A MODAS SA 442,473 822,128
Caixa Seguridade
Participacoes S/A 31,200 124,354
Camil Alimentos SA 200,394 184,986
Cia Brasileira de Aluminio 321,929 702,070
*Cia Brasileira de Distribuicao 204,158 104,075
Cia de Ferro Ligas da Bahia
FERBASA 235,900 278,122
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 270,129 1,472,759
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 804,175 4,382,754
Cia de Saneamento de Minas
Gerais Copasa MG 261,759 3,306,088
Shares Value
BRAZIL — (Continued)
Cia de Saneamento do Parana
Sanepar 258,015 $ 408,810
Cia de Saneamento do Parana
Sanepar 889,665 1,245,021
Cia de Saneamento do Parana
Sanepar 267,370 1,906,609
Cia Energetica de Minas
Gerais 144,030 463,218
Cia Energetica de Minas
Gerais, Sponsored ADR 162,930 356,817
Cia Paranaense de Energia
- Copel 842,508 2,459,212
#Cia Paranaense de Energia -
Copel, ADR 51,201 600,588
*Cia Siderurgica Nacional SA 144,500 137,656
CM Hospitalar SA 45,500 6,179
Cogna Educacao SA 6,944,615 3,116,476
Construtora Tenda S/A 181,763 1,085,072
CPFL Energia SA 91,569 831,585
Cruzeiro do Sul Educacional
SA 378,503 335,245
CSU Digital SA 27,282 76,251
Cury Construtora e
Incorporadora SA 189,735 1,123,700
*CVC Brasil Operadora e
Agencia de Viagens SA 365,966 94,361
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 427,000 1,796,028
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 77,172 309,408
ΩDesktop SA 146,897 537,782
*Dexco SA 656,827 659,329
*Diagnosticos da America SA 213,360 109,606
Dimed SA - Distribuidora da
Medicamentos 144,987 338,165
Direcional Engenharia SA 490,038 1,094,728
EcoRodovias Infraestrutura e
Logistica SA 351,674 479,683
Embraer SA 603,900 10,327,984
Embraer SA, Sponsored ADR 150,068 10,254,147
Empreendimentos Pague
Menos S/A 872,083 545,840
Energisa S/A 248,753 2,438,738
*Eneva SA 635,384 3,290,318
Engie Brasil Energia SA 147,233 863,579
Equatorial SA 784,503 5,969,489
Eucatex SA Industria e
Comercio 65,140 294,887
Even Construtora e
Incorporadora S/A 166,391 158,182
Ez Tec Empreendimentos e
Participacoes S/A 274,625 598,368
Fleury SA 308,892 1,042,073

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Fras-Le SA 73,120 $ 304,676
Gerdau SA, Sponsored ADR 768,592 3,812,216
Grendene SA 358,114 264,322
*Grupo Casas Bahia SA 45,500 6,985
Grupo Mateus SA 736,376 584,097
Grupo SBF SA 294,341 547,474
GUARARAPES
CONFECCOES SA 352,545 551,648
Ω*Hapvida Participacoes e
Investimentos S/A 17,668 39,226
*Hidrovias do Brasil SA 353,400 218,412
Hospital Mater Dei SA 133,942 127,598
Hypera SA 445,297 1,864,224
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 99,825 287,845
Iochpe Maxion SA 190,526 364,128
Irani Papel e Embalagem SA 143,389 228,885
IRB-Brasil Resseguros SA 111,897 1,234,674
Itau Unibanco Holding SA,
Sponsored ADR 207,673 1,756,914
JBS NV 177,179 2,465,542
JHSF Participacoes SA 785,194 1,709,278
JSL SA 269,900 297,490
Kepler Weber SA 243,740 306,075
Klabin SA 1,392,727 5,002,759
Lavvi Empreendimentos
Imobiliarios SA 98,016 199,094
Localiza Rent a Car SA 764,268 5,657,567
Localiza Rent a Car SA, Class
A 22,807 163,983
LOG Commercial Properties e
Participacoes SA 51,400 257,271
*Log-in Logistica Intermodal
SA 21,608 120,147
*Lojas Quero-Quero SA 380,600 93,640
Lojas Renner SA 1,504,994 4,028,602
ΩLWSA SA 544,131 398,407
M Dias Branco SA 116,237 392,364
Magazine Luiza SA 1,031,411 1,021,129
Mahle Metal Leve SA 52,913 332,018
Marcopolo SA 249,728 240,848
MBRF Global Foods Co. SA 314,644 1,086,250
#MBRF Global Foods Co. SA,
ADR 16,699 57,445
Melnick Even Desenvolvimento
Imobiliario SA 169,001 95,467
Mills Locacao Servicos e
Logistica SA 213,500 661,849
Minerva SA 617,000 444,475
ΩMitre Realty
Empreendimentos E
Participacoes, Ltd.A 70,558 40,135
Motiva Infraestrutura de
Mobilidade SA 891,598 2,590,217
Moura Dubeux Engenharia S/A 120,501 586,063
Movida Participacoes SA 517,756 803,031
*MRV Engenharia e
Participacoes SA 812,418 757,947
Shares Value
BRAZIL — (Continued)
Multiplan Empreendimentos
Imobiliarios SA 300,591 $ 1,664,280
*Natura Cosmeticos SA 566,661 934,648
*NU Holdings, Ltd., Class A 708,387 10,151,186
Oceanpact Servicos Maritimos
SA 195,113 395,553
Petroleo Brasileiro SA
- Petrobras 709,700 6,850,243
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 1,058,050 18,145,558
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 490,593 9,517,504
Petroreconcavo S/A 194,545 408,569
Plano & Plano
Desenvolvimento Imobiliario
SA 69,738 101,025
Porto Seguro SA 185,928 2,001,764
Positivo Tecnologia SA 108,400 75,742
*PRIO SA 1,010,397 12,101,337
Profarma Distribuidora de
Produtos Farmaceuticos SA 77,586 105,674
Qualicorp Consultoria e
Corretora de Seguros SA 490,900 147,831
Raia Drogasil SA 801,762 2,916,273
ΩRede D'Or Sao Luiz SA 357,868 2,439,953
Romi SA 79,839 92,243
Rumo SA 299,800 852,078
Sao Carlos Empreendimentos
e Participacoes SA 18,000 47,226
Sao Martinho S/A 216,897 619,870
Sendas Distribuidora S/A 1,937,526 3,241,509
Sendas Distribuidora S/A, ADR 8,878 73,421
ΩSer Educacional SA 254,900 609,073
SIMPAR SA 492,964 748,084
SLC Agricola SA 367,252 967,166
Smartfit Escola de Ginastica e
Danca SA 510,367 1,978,926
Suzano SA 314,486 2,681,455
#Suzano SA, Sponsored ADR 158,680 1,351,954
SYN prop e tech SA 47,189 37,988
Tegma Gestao Logistica SA 51,351 307,763
Telefonica Brasil SA 97,160 624,001
#Telefonica Brasil SA, ADR 125,100 1,616,292
TIM SA 638,550 2,442,016
TIM SA, ADR 32,324 619,651
TOTVS SA 104,100 636,404
Transmissora Alianca de
Energia Eletrica S/A 312,400 2,438,622
Tres Tentos Agroindustrial S/A 201,469 467,919
Trisul SA 187,441 157,165
*Tupy SA 7,200 22,278
Ultrapar Participacoes SA 733,509 4,771,530
Ultrapar Participacoes SA,
Sponsored ADR 82,682 537,433
Unifique Telecomunicacoes
S/A 274,914 292,194
Unipar Carbocloro SA 12,878 149,852
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 129,826 166,095

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 1,052,242 $ 1,524,313
Vale SA 4,100 61,557
Vale SA, Class B, Sponsored
ADR 1,958,817 29,499,784
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 95,731 344,248
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 1,136,969 747,439
Veste SA Estilo 21,000 11,615
Vibra Energia SA 1,368,096 9,707,392
Vivara Participacoes SA 161,800 706,351
Vulcabras SA 190,154 520,985
WEG SA 508,883 4,727,599
Wiz Co. 127,884 210,176
YDUQS Participacoes SA 412,687 670,937
TOTAL BRAZIL 298,886,649
CHILE — (0.4%)
Administradora de Fondos de
Pensiones Habitat SA 42,988 62,477
Aguas Andinas SA, Class A 2,637,099 964,264
Banco de Chile 1,418,101 295,862
Banco de Chile, Sponsored
ADR 81,114 3,354,064
Banco de Credito e
Inversiones SA 29,711 2,140,785
Banco Itau Chile SA 33,895 766,628
Banco Santander Chile 15,050,004 1,312,798
Banco Santander Chile,
Sponsored ADR 30,070 1,040,723
Besalco SA 139,857 168,707
BICECORP SA 1,233,275 532,640
Camanchaca SA 3,936 286
*CAP SA 89,156 569,327
Cencosud SA 697,886 1,469,396
Cencosud Shopping SA 187,526 471,605
Cia Cervecerias Unidas SA 127,767 741,028
#Cia Cervecerias Unidas SA,
Sponsored ADR 22,127 254,239
Colbun SA 5,433,177 813,331
Embotelladora Andina SA,
Sponsored ADR 19,839 596,162
Empresa Nacional de
Telecomunicaciones SA 395,344 1,545,652
Empresas CMPC SA 552,457 627,742
Empresas Copec SA 179,641 1,228,596
Enel Americas SA 7,068,976 669,915
Enel Chile SA 10,816,816 955,191
#Enel Chile SA, Sponsored
ADR 32,853 145,867
Engie Energia Chile SA 505,702 1,003,261
Falabella SA 364,361 2,439,342
Forus SA 10,648 21,650
Instituto de Diagnostico SA 328 879
Inversiones La Construccion
SA 50,985 1,191,604
Latam Airlines Group SA 11,279,850 300,561
Shares Value
CHILE — (Continued)
#Latam Airlines Group SA,
ADR 62,167 $ 3,279,931
Parque Arauco SA 478,467 2,031,929
Plaza SA 268,139 1,088,728
Ripley Corp. SA 1,820,646 749,063
Salfacorp SA 887,619 1,166,316
Salmones Camanchaca SA 136 728
Sigdo Koppers SA 452 807
SMU SA 4,429,290 608,000
Sociedad Matriz SAAM SA 994,284 143,958
Sociedad Quimica y Minera de
Chile SA, Sponsored ADR 31,019 2,080,134
*Socovesa SA 204,946 30,441
SONDA SA 697,495 232,384
Veolia Inversiones Aguas Del
Gran Santiago, Ltda. 704,147 714,541
Vina Concha y Toro SA 326,489 296,784
TOTAL CHILE 38,108,326
CHINA — (21.5%)
360 Security Technology, Inc.,
Class A 71,900 99,332
361 Degrees International, Ltd. 1,391,000 828,399
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 118,604 349,662
Ω*3SBio, Inc. 3,604,500 7,685,579
*5I5J Holding Group Co., Ltd.,
Class A 439,700 146,493
AAC Technologies Holdings,
Inc. 1,428,000 7,018,353
*ABA Chemicals Corp. 76,200 58,221
*Accelink Technologies Co.,
Ltd., Class A 15,400 368,616
*ADAMA, Ltd., Class A 75,900 59,903
*Addsino Co., Ltd., Class A 129,800 272,347
#*Adicon Holdings, Ltd. 58,000 24,408
Advanced Fiber Resources
Zhuhai, Ltd. 2,000 60,799
Advanced Micro-Fabrication
Equipment, Inc. China, Class A 5,711 290,903
Advanced Technology &
Materials Co., Ltd., Class A 99,700 233,254
*AECC Aero Science and
Technology Co., Ltd., Class A 56,900 233,383
AECC Aero-Engine Control
Co., Ltd., Class A 58,900 158,034
AECC Aviation Power Co.,
Ltd., Class A 19,800 101,794
Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 77,900 162,873
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 66,100 133,210
*Agile Group Holdings, Ltd. 2,036,000 41,283
Agricultural Bank of China,
Ltd., Class H 11,427,000 9,195,109
Aier Eye Hospital Group Co.,
Ltd., Class A 606,870 815,942

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*AIM Vaccine Co., Ltd., Class
H 243,600 $ 44,734
Ω#*AInnovation Technology
Group Co., Ltd., Class H 173,800 84,223
*Air China, Ltd., Class H 2,028,000 1,104,310
*Aisino Corp., Class A 131,700 136,314
ΩAK Medical Holdings, Ltd. 754,000 529,808
Ω#*Akeso, Inc. 242,000 2,899,396
Alibaba Group Holding, Ltd.,
Class W 4,941,400 73,727,785
#Alibaba Group Holding, Ltd.,
Sponsored ADR 62,183 7,601,872
#*Alibaba Health Information
Technology, Ltd. 2,378,000 1,088,683
ΩA-Living Smart City Services
Co., Ltd., Class H 920,750 212,528
All Winner Technology Co.,
Ltd., Class A 11,544 57,332
Allmed Medical Products Co.,
Ltd., Class A 194,800 265,948
*Alpha Group, Class A 39,200 47,887
Ω*Alphamab Oncology 319,000 303,883
Aluminum Corp. of China, Ltd.,
Class H 4,934,000 5,323,102
Amlogic Shanghai Co., Ltd.,
Class A 7,309 105,413
Amoy Diagnostics Co., Ltd.,
Class A 71,300 184,231
*<Amrita Global Development,
Ltd. 320,000 24,485
An Hui Wenergy Co., Ltd.,
Class A 107,800 127,379
#*Angang Steel Co., Ltd.,
Class H 1,974,000 309,633
Angel Yeast Co., Ltd., Class A 44,400 275,602
ΩAngelalign Technology, Inc. 56,200 572,636
Anhui Anfu Battery Technology
Co., Ltd. 60,610 336,283
Anhui Anke Biotechnology
Group Co., Ltd., Class A 118,000 144,324
Anhui Construction
Engineering Group Co., Ltd.,
Class A 344,200 243,622
Anhui Expressway Co., Ltd.,
Class H 354,000 706,953
*Anhui Golden Seed Winery
Co., Ltd., Class A 64,700 75,206
*Anhui Gourgen Traffic
Construction Co., Ltd. 76,300 61,235
Anhui Gujing Distillery Co.,
Ltd., Class A 28,400 399,292
*Anhui Guofeng New Materials
Co., Ltd. 77,900 95,509
Anhui Heli Co., Ltd., Class A 72,500 196,027
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 156,000 182,486
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 146,430 442,538
Shares Value
CHINA — (Continued)
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 137,200 $ 99,344
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 19,200 74,686
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 567,800 417,859
Anhui Jinhe Industrial Co.,
Ltd., Class A 81,538 253,788
Anhui Korrun Co., Ltd., Class
A 50,800 136,376
Anhui Kouzi Distillery Co., Ltd.,
Class A 56,900 175,585
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 219,000 211,107
*Anhui Tatfook Technology
Co., Ltd., Class A 82,200 95,061
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 79,720 70,945
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 80,700 110,892
Anhui Yingjiagongjiu Co., Ltd. 51,494 296,380
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 49,200 312,172
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 133,100 339,973
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 10,333 363,202
Anjoy Foods Group Co., Ltd.,
Class A 18,500 246,241
Anker Innovations Technology
Co., Ltd., Class A 18,500 334,229
Anshan Hifichem Co., Ltd.,
Class A 49,200 72,051
ANTA Sports Products, Ltd. 1,191,400 11,995,132
#Anton Oilfield Services Group 4,224,000 436,319
*Anyang Iron & Steel, Inc. 139,200 37,101
Aoshikang Technology Co.,
Ltd., Class A 26,800 156,513
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 352,000 133,432
Apeloa Pharmaceutical Co.,
Ltd., Class A 128,100 383,538
*ApicHope Pharmaceutical
Group Co., Ltd. 17,900 93,563
*Appotronics Corp., Ltd. 43,101 65,863
APT Medical, Inc., Class A 6,714 226,073
*Arctech Solar Holding Co.,
Ltd. 16,579 66,332
Ω*<Arrail Group, Ltd. 288,500 25,239
Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 62,300 478,408
ΩAsiaInfo Technologies, Ltd. 83,600 48,295

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Asian Star Anchor Chain Co.,
Ltd., Class A 92,700 $ 118,047
Asymchem Laboratories
Tianjin Co., Ltd., Class A 10,700 241,857
Aurisco Pharmaceutical Co.,
Ltd., Class A 46,800 135,271
Autel Intelligent Technology
Corp., Ltd., Class A 63,439 275,515
Autobio Diagnostics Co., Ltd.,
Class A 42,900 210,327
*Autostreets Development, Ltd. 111,600 21,490
Avary Holding Shenzhen Co.,
Ltd., Class A 65,400 789,247
#AviChina Industry &
Technology Co., Ltd., Class H 5,205,000 1,997,940
AVICOPTER PLC, Class A 36,800 146,472
Bafang Electric Suzhou Co.,
Ltd., Class A 19,700 74,618
*BAIC BluePark New Energy
Technology Co., Ltd., Class A 21,700 19,343
*BAIC Foton Motor Co., Ltd.,
Class A 814,200 379,769
Ω#*BAIC Motor Corp., Ltd.,
Class H 3,593,000 398,632
Baimtec Material Co., Ltd. 6,140 46,913
*Baiyin Nonferrous Group Co.,
Ltd., Class A 433,100 320,012
Bank of Beijing Co., Ltd.,
Class A 484,128 374,204
Bank of Changsha Co., Ltd.,
Class A 248,900 351,233
Bank of Chengdu Co., Ltd.,
Class A 171,600 470,074
Bank of China, Ltd., Class H 38,656,000 27,162,130
Bank of Chongqing Co., Ltd.,
Class H 839,000 915,864
Bank of Communications Co.,
Ltd., Class H 3,326,000 3,206,560
Bank of Gansu Co., Ltd., Class
H 424,000 12,544
Bank of Guiyang Co., Ltd.,
Class A 284,600 243,579
Bank of Hangzhou Co., Ltd.,
Class A 255,500 622,349
Bank of Jiangsu Co., Ltd.,
Class A 757,359 1,326,674
Bank of Nanjing Co., Ltd.,
Class A 386,551 665,678
Bank of Ningbo Co., Ltd.,
Class A 267,300 1,261,812
ΩBank of Qingdao Co., Ltd.,
Class H 2,127,000 1,320,966
Bank of Shanghai Co., Ltd.,
Class A 327,800 458,689
Bank of Suzhou Co., Ltd.,
Class A 241,040 303,022
Bank of Tianjin Co., Ltd., Class
H 291,000 78,673
Bank of Xi'an Co., Ltd., Class
A 181,878 98,838
Shares Value
CHINA — (Continued)
Ω#Bank of Zhengzhou Co.,
Ltd., Class H 1,946,300 $ 230,828
*Baoding Tianwei Baobian
Electric Co., Ltd. 31,400 55,283
Baoji Titanium Industry Co.,
Ltd. 34,900 146,093
Baoshan Iron & Steel Co., Ltd.,
Class A 992,000 900,429
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 123,195 107,992
*Baotailong New Materials
Co., Ltd. 295,900 112,604
*Baowu Magnesium
Technology Co., Ltd., Class A 46,220 79,664
Baoye Group Co., Ltd., Class
H 150,000 62,934
#*Baozun, Inc., Class A 25,200 24,938
*Baozun, Inc., Sponsored ADR 66,971 192,207
*BaTeLab Co., Ltd., Class H 16,500 63,125
#BBMG Corp., Class H 2,890,000 217,443
BBMG Jidong Cement Group
Co., Ltd., Class A 271,800 147,302
*Be Friends Holding, Ltd. 1,118,000 125,464
Bear Electric Appliance Co.,
Ltd., Class A 30,900 157,945
Beauty Farm Medical And
Health Industry, Inc. 8,500 20,476
Befar Group Co., Ltd., Class A 421,300 392,392
Beibuwan Port Co., Ltd., Class
A 182,100 334,626
Beijing Aosaikang
Pharmaceutical Co., Ltd.,
Class A 49,800 96,158
Beijing Balance Medical
Technology Co., Ltd. 9,172 111,584
*Beijing BDStar Navigation
Co., Ltd., Class A 14,500 61,020
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 22,560 85,418
*Beijing Bohui Innovation
Biotechnology Group Co., Ltd.,
Class A 24,500 17,232
*Beijing Capital Development
Co., Ltd., Class A 311,200 185,244
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 636,800 278,165
*Beijing Capital International
Airport Co., Ltd., Class H 1,442,000 316,293
Beijing Career International
Co., Ltd., Class A 28,900 86,186
Beijing Changjiu Logistics
Corp., Class A 70,500 60,025
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class H 34,500 40,036
Beijing Compass Technology
Development Co., Ltd., Class
A 3,335 40,696

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Beijing CTJ Information
Technology Co., Ltd., Class A 25,700 $ 68,575
Beijing Dabeinong Technology
Group Co., Ltd., Class A 363,200 164,030
Beijing Dahao Technology
Corp., Ltd., Class A 33,840 67,646
Beijing Easpring Material
Technology Co., Ltd., Class A 26,200 161,311
*Beijing eGOVA Co., Ltd.,
Class A 44,300 74,714
Beijing Energy International
Holding Co., Ltd. 776,600 81,209
Beijing Enlight Media Co., Ltd.,
Class A 88,600 156,513
Beijing Enterprises Holdings,
Ltd. 864,000 3,486,146
#Beijing Enterprises Water
Group, Ltd. 6,046,000 1,781,047
Beijing Fengjing Automotive
Parts Co., Ltd. 421,900 199,911
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 299,040 558,370
*Beijing Haixin Energy
Technology Co., Ltd., Class A 270,900 139,995
Beijing Haohua Energy
Resource Co., Ltd., Class A 246,000 429,099
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 8,684 459,917
Beijing Jetsen Technology Co.,
Ltd., Class A 477,900 360,898
#Beijing Jingneng Clean
Energy Co., Ltd., Class H 1,402,000 345,065
*Beijing Jingyuntong
Technology Co., Ltd., Class A 324,771 148,117
*Beijing Join-Cheer Software
Co., Ltd. 60,200 61,507
Beijing Kingsoft Office
Software, Inc., Class A 2,774 110,732
Beijing Konruns
Pharmaceutical Co., Ltd.,
Class A 12,600 55,524
*Beijing Leike Defense
Technology Co., Ltd., Class A 106,000 124,154
Beijing New Building Materials
PLC, Class A 88,000 251,228
*Beijing North Star Co., Ltd.,
Class H 844,000 74,266
Beijing Oriental Jicheng Co.,
Ltd. 27,300 82,546
Beijing Oriental Yuhong
Waterproof Technology Co.,
Ltd., Class A 34,900 61,393
Beijing Originwater Technology
Co., Ltd., Class A 455,000 239,850
*Beijing Relpow Technology
Co., Ltd., Class A 7,200 25,459
Beijing Roborock Technology
Co., Ltd., Class A 17,965 296,100
Shares Value
CHINA — (Continued)
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 42,000 $ 76,308
*Beijing Sanyuan Foods Co.,
Ltd. 223,000 150,573
Beijing Science Sun
Pharmaceutical Co., Ltd.,
Class A 37,500 48,864
Beijing SDL Technology Co.,
Ltd., Class A 53,600 57,145
Beijing Shiji Information
Technology Co., Ltd., Class A 79,082 99,769
Beijing Shougang Co., Ltd.,
Class A 268,200 154,485
*Beijing Shunxin Agriculture
Co., Ltd., Class A 95,900 159,043
Beijing Sifang Automation Co.,
Ltd., Class A 40,400 227,203
Beijing Sinnet Technology Co.,
Ltd., Class A 94,100 188,384
Beijing SL Pharmaceutical Co.,
Ltd., Class A 131,500 109,431
Beijing Sojo Electric Co., Ltd. 158,100 243,937
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 173,200 82,581
Beijing Strong Biotechnologies,
Inc., Class A 76,300 131,509
Beijing SuperMap Software
Co., Ltd., Class A 43,800 74,714
Beijing Teamsun Technology
Co., Ltd., Class A 52,100 105,999
*Beijing Thunisoft Corp., Ltd.,
Class A 140,200 122,068
Beijing Tiantan Biological
Products Corp., Ltd., Class A 133,372 253,378
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 359,000 315,892
Beijing Tong Ren Tang Co.,
Ltd., Class A 54,100 210,844
Beijing Ultrapower Software
Co., Ltd., Class A 131,700 166,931
*Beijing United Information
Technology Co., Ltd., Class A 74,100 211,545
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 379,000 49,782
Beijing Urban Construction
Investment & Development
Co., Ltd., Class A 207,800 127,694
*Beijing Wandong Medical
Technology Co., Ltd. 52,400 87,988
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 22,420 101,586
*Beijing Watertek Information
Technology Co., Ltd., Class A 127,300 70,310
Beijing Yanjing Brewery Co.,
Ltd., Class A 124,300 237,800

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 17,900 $ 131,015
Beijing Zhidemai Technology
Co., Ltd. 12,200 69,008
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 29,400 52,632
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 2,075,200 1,576,358
*Beingmate Co., Ltd., Class A 137,500 88,974
Beken Corp., Class A 12,600 68,733
*Bengang Steel Plates Co.,
Ltd., Class A 142,100 49,447
*BeOne Medicines, Ltd., Class
H 29,200 722,404
*BeOne Medicines, Ltd.,
Sponsored ADR 7,805 2,466,458
Best Pacific International
Holdings, Ltd. 496,000 150,541
Bestechnic Shanghai Co., Ltd. 4,842 88,811
Bestore Co., Ltd., Class A 58,800 82,888
Bestsun Energy Co., Ltd.,
Class A 312,900 160,309
Bestway Marine & Energy
Technology Co., Ltd., Class A 303,000 279,966
Bethel Automotive Safety
Systems Co., Ltd., Class A 75,022 290,272
Betta Pharmaceuticals Co.,
Ltd., Class A 23,282 198,228
Beyondsoft Corp., Class A 108,000 146,646
*BGI Genomics Co., Ltd.,
Class A 19,700 111,315
*Bichamp Cutting Technology
Hunan Co., Ltd. 26,700 59,857
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 106,510 409,897
#*Bilibili, Inc., Class Z 224,460 4,227,803
#*Bilibili, Inc., Class Z,
Sponsored ADR 10,280 196,348
Binhai Investment Co., Ltd. 557,955 76,845
Binjiang Service Group Co.,
Ltd. 98,000 298,439
Biwin Storage Technology
Co., Ltd. 12,377 414,173
Black Peony Group Co., Ltd.,
Class A 207,500 193,569
Bloomage Biotechnology
Corp., Ltd., Class A 17,121 101,483
Ω#*Blue Moon Group
Holdings, Ltd. 1,135,500 460,479
*Blue Sail Medical Co., Ltd.,
Class A 118,600 102,208
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 90,160 191,577
Bluestar Adisseo Co., Class A 144,800 180,534
ΩBOC Aviation, Ltd. 406,000 4,007,396
BOC International China Co.,
Ltd., Class A 54,300 95,118
Shares Value
CHINA — (Continued)
*BOE HC SemiTek Corp.,
Class A 118,500 $ 182,310
BOE Technology Group Co.,
Ltd., Class A 2,298,400 1,875,231
BOE Varitronix, Ltd. 540,000 269,256
*Bohai Leasing Co., Ltd.,
Class A 597,700 402,691
Bomin Electronics Co., Ltd. 108,800 198,963
#Bosideng International
Holdings, Ltd. 9,140,000 5,757,958
BOTH Engineering Technology
Co., Ltd. 51,900 183,902
*Bright Dairy & Food Co., Ltd.,
Class A 173,700 182,615
*Bright Real Estate Group Co.,
Ltd., Class A 322,200 147,422
BrightGene Bio-Medical
Technology Co., Ltd., Class A 12,377 60,369
Bros Eastern Co., Ltd., Class A 213,700 252,830
Brother Enterprises Holding
Co., Ltd. 135,400 89,820
*B-Soft Co., Ltd., Class A 239,000 126,341
BTG Hotels Group Co., Ltd.,
Class A 115,600 214,137
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 113,700 222,740
BXN Holding Co., Ltd., Class A 487,500 282,969
BYD Co., Ltd. 1,962,200 23,559,112
#BYD Electronic International
Co., Ltd. 1,767,500 5,292,402
By-health Co., Ltd., Class A 119,000 183,961
#C&D International Investment
Group, Ltd. 1,272,674 2,494,516
C&S Paper Co., Ltd., Class A 199,900 221,111
Caitong Securities Co., Ltd.,
Class A 116,000 143,939
Ω*CALB Group Co., Ltd.,
Class H 393,000 847,484
Cambricon Technologies
Corp., Ltd. 8,358 1,368,784
Camel Group Co., Ltd., Class
A 318,700 381,304
Cangzhou Dahua Co., Ltd.,
Class A 137,500 280,766
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 282,800 181,738
*Canmax Technologies Co.,
Ltd., Class A 45,300 363,760
Canny Elevator Co., Ltd.,
Class A 93,200 73,418
Ω*CanSino Biologics, Inc.,
Class H 41,600 123,501
*Capital Environment Holdings,
Ltd. 1,556,000 16,470
*Capitalonline Data Service
Co., Ltd., Class A 34,000 96,058
Castech, Inc., Class A 22,330 162,117
Cathay Biotech, Inc. 14,316 96,473

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
CECEP Guozhen
Environmental Protection
Technology Co., Ltd., Class A 85,700 $ 86,672
CECEP Solar Energy Co.,
Ltd., Class A 308,000 206,598
CECEP Wind-Power Corp.,
Class A 643,040 337,069
Center International Group
Co., Ltd., Class A 49,500 73,443
Central China Securities Co.,
Ltd., Class H 1,422,000 313,719
*CETC Chips Technology,
Inc., Class A 15,600 28,020
CETC Cyberspace Security
Technology Co., Ltd., Class A 22,600 48,758
CETC Digital Technology Co.,
Ltd., Class A 56,956 132,493
CETC Potevio
Science&Technology Co., Ltd.,
Class A 14,500 33,773
#CGN New Energy Holdings
Co., Ltd. 2,896,000 860,498
*CGN Nuclear Technology
Development Co., Ltd., Class
A 155,200 147,079
ΩCGN Power Co., Ltd., Class
H 5,976,000 2,202,438
Changbai Mountain Tourism
Co., Ltd. 15,500 89,992
Changchun Faway Automobile
Components Co., Ltd., Class A 108,400 121,507
Changchun High-Tech Industry
Group Co., Ltd., Class A 15,734 188,713
Changchun UP Optotech Co.,
Ltd., Class A 19,700 116,565
Changhong Meiling Co., Ltd. 148,100 109,210
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 288,900 140,741
Changjiang Securities Co.,
Ltd., Class A 204,900 260,926
*Changshu Fengfan Power
Equipment Co., Ltd., Class A 98,200 71,105
Changzheng Engineering
Technology Co., Ltd., Class A 44,200 140,453
Changzhou Qianhong
Biopharma Co., Ltd., Class A 155,500 156,343
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 14,100 207,113
Chaowei Power Holdings, Ltd. 746,000 128,430
Chaozhou Three-Circle Group
Co., Ltd., Class A 39,000 644,937
*ChemPartner PharmaTech
Co., Ltd., Class A 18,900 25,047
*Chen Lin Education Group
Holdings, Ltd. 298,000 39,903
Cheng De Lolo Co., Ltd.,
Class A 349,300 465,499
Shares Value
CHINA — (Continued)
Chengdu ALD Aviation
Manufacturing Corp., Class A 8,300 $ 23,622
*Chengdu B-Ray Media Co.,
Ltd., Class A 134,800 79,043
*Chengdu CORPRO
Technology Co., Ltd., Class A 11,800 25,248
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 87,100 140,838
Chengdu Galaxy Magnets Co.,
Ltd., Class A 22,200 76,658
Chengdu Guibao Science &
Technology Co., Ltd. 90,200 192,864
Chengdu Haoneng Technology
Co., Ltd., Class A 123,600 173,319
Chengdu Hi-tech Development
Co., Ltd. 12,700 68,959
Chengdu Hongqi Chain Co.,
Ltd., Class A 342,800 238,570
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 72,500 231,239
Chengdu Kanghua Biological
Products Co., Ltd., Class A 18,200 124,641
Chengdu Leejun Industrial Co.,
Ltd., Class A 78,800 91,129
Chengdu Spaceon Electronics
Co., Ltd., Class A 12,700 28,697
Chengdu Wintrue Holding Co.,
Ltd., Class A 331,400 591,803
Chengdu Xingrong
Environment Co., Ltd., Class A 128,500 140,042
Chengtun Mining Group Co.,
Ltd., Class A 238,800 376,230
Chenguang Biotech Group
Co., Ltd., Class A 69,100 119,099
*Chengxin Lithium Group Co.,
Ltd., Class A 98,900 411,656
*Chengzhi Co., Ltd., Class A 173,040 165,266
Chervon Holdings, Ltd. 220,700 537,284
Chifeng Jilong Gold Mining
Group, Ltd., Class A 71,400 418,246
*China Aerospace International
Holdings, Ltd. 2,478,000 153,263
China Agriculture Development
Seed Group Co., Ltd., Class A 75,300 62,886
China Aircraft Leasing Group
Holdings, Ltd. 337,467 153,206
China Animal Husbandry
Industry Co., Ltd., Class A 131,500 127,345
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 94,300 205,261
China Baoan Group Co., Ltd.,
Class A 186,300 217,103
China Bester Group Telecom
Co., Ltd., Class A 43,800 118,168
Ω*China Bohai Bank Co., Ltd.,
Class H 3,009,500 310,867
China CAMC Engineering Co.,
Ltd., Class A 133,400 179,752

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
#China Cinda Asset
Management Co., Ltd., Class
H 15,520,000 $ 1,959,396
China CITIC Bank Corp., Ltd.,
Class H 6,005,000 5,919,538
China Coal Energy Co., Ltd.,
Class H 3,347,000 4,571,308
China Coal Xinji Energy Co.,
Ltd., Class A 400,000 579,856
China Communications
Services Corp., Ltd., Class H 2,826,000 1,538,847
*China Conch Environment
Protection Holdings, Ltd. 1,273,000 43,832
#China Conch Venture
Holdings, Ltd. 3,086,500 3,475,540
China Construction Bank
Corp., Class H 57,475,000 67,504,687
China CSSC Holdings, Ltd.,
Class A 158,000 823,058
China CYTS Tours Holding
Co., Ltd., Class A 92,600 98,724
#China Datang Corp.
Renewable Power Co., Ltd.,
Class H 2,232,000 364,334
*China Daye Non-Ferrous
Metals Mining, Ltd., Class F 2,330,000 27,039
China Design Group Co., Ltd.,
Class A 101,160 79,839
#*<China Dili Group 8,000 –
Ω*China East Education
Holdings, Ltd. 1,012,500 587,492
*China Eastern Airlines Corp.,
Ltd., Class H 1,470,000 614,875
#*China Education Group
Holdings, Ltd. 1,926,370 466,755
China Electronics Optics
Valley Union Holding Co., Ltd. 980,000 18,746
#China Energy Engineering
Corp., Ltd., Class H 4,918,000 689,885
China Everbright Bank Co.,
Ltd., Class H 1,671,000 679,771
#China Everbright
Environment Group, Ltd. 3,263,000 2,122,182
ΩChina Everbright Greentech,
Ltd. 63,000 6,106
*China Express Airlines Co.,
Ltd., Class A 216,500 212,865
Ω#China Feihe, Ltd. 6,723,000 2,820,683
China Film Group Co., Ltd.,
Class A 58,800 108,834
*China First Heavy Industries
Co., Ltd., Class A 186,200 85,195
China Foods, Ltd. 1,656,000 728,576
China Galaxy Securities Co.,
Ltd., Class H 4,448,000 4,316,629
#China Gas Holdings, Ltd. 4,552,222 3,546,990
China Gold International
Resources Corp., Ltd. 551,000 12,359,837
China Great Wall Securities
Co., Ltd., Class A 89,800 110,631
Shares Value
CHINA — (Continued)
*China Greatwall Technology
Group Co., Ltd., Class A 10,900 $ 22,176
*China Hainan Rubber Industry
Group Co., Ltd., Class A 143,700 105,753
China Haisum Engineering
Co., Ltd. 187,280 196,060
*China Harmony Auto Holding,
Ltd. 114,000 8,868
China Harzone Industry Corp.,
Ltd., Class A 19,100 21,296
*China High Speed Railway
Technology Co., Ltd., Class A 287,600 100,929
#*China High Speed
Transmission Equipment
Group Co., Ltd. 254,000 37,250
China Hongqiao Group, Ltd. 3,600,000 11,266,068
ΩChina International Capital
Corp., Ltd., Class H 1,072,000 2,952,867
China International Marine
Containers Group Co., Ltd.,
Class H 1,374,550 1,332,200
China Isotope & Radiation
Corp., Class H 86,800 179,874
China Jinmao Holdings Group,
Ltd. 8,330,315 1,466,006
China Jushi Co., Ltd., Class A 153,500 860,076
China Kepei Education Group,
Ltd. 710,000 81,488
China Kings Resources Group
Co., Ltd., Class A 46,500 110,442
China Leadshine Technology
Co., Ltd., Class A 18,500 157,157
China Lesso Group Holdings,
Ltd. 1,821,000 940,503
China Life Insurance Co., Ltd.,
Class H 2,416,000 8,996,531
China Lilang, Ltd. 746,000 330,114
Ω*China Literature, Ltd. 555,800 1,433,161
#China Longyuan Power
Group Corp., Ltd., Class H 1,677,000 1,233,969
*China Maple Leaf Educational
Systems, Ltd. 2,036,000 45,178
China Medical System
Holdings, Ltd. 1,744,000 2,651,051
China Meheco Group Co.,
Ltd., Class A 112,640 159,451
*China Meidong Auto
Holdings, Ltd. 1,102,000 54,808
China Mengniu Dairy Co., Ltd. 4,860,000 11,713,681
#China Merchants Bank Co.,
Ltd., Class H 2,909,000 18,882,384
China Merchants Energy
Shipping Co., Ltd., Class A 451,000 1,121,256
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 101,600 152,098
China Merchants Port Holdings
Co., Ltd. 2,401,599 4,682,775

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
China Merchants Property
Operation & Service Co., Ltd.,
Class A 132,800 $ 177,764
ΩChina Merchants Securities
Co., Ltd., Class H 253,400 470,827
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 187,400 192,855
China Minsheng Banking
Corp., Ltd., Class H 3,849,000 1,781,763
#*China Modern Dairy
Holdings, Ltd. 2,961,000 558,850
China National Accord
Medicines Corp., Ltd., Class A 59,521 185,260
#China National Building
Material Co., Ltd., Class H 4,433,377 2,108,817
China National Chemical
Engineering Co., Ltd., Class A 292,300 339,330
China National Electric
Apparatus Research Institute
Co., Ltd. 30,112 99,431
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 123,139 140,581
China National Medicines
Corp., Ltd., Class A 59,700 250,172
China National Nuclear Power
Co., Ltd., Class A 1,143,649 1,534,258
*China National Software &
Service Co., Ltd., Class A 5,400 26,331
Ω*China New Higher
Education Group, Ltd. 2,159,747 156,990
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 203,300 180,018
China Nonferrous Mining
Corp., Ltd. 2,440,000 4,589,625
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 41,600 244,546
*China Nuclear Energy
Technology Corp., Ltd. 274,000 17,122
China Oilfield Services, Ltd.,
Class H 3,574,000 3,226,882
#China Overseas Grand
Oceans Group, Ltd. 2,256,391 704,978
China Overseas Land &
Investment, Ltd. 3,026,000 5,213,383
China Overseas Property
Holdings, Ltd. 2,675,000 1,173,485
China Pacific Insurance Group
Co., Ltd., Class H 2,701,200 10,527,019
China Petroleum & Chemical
Corp., Class H 22,296,000 12,595,807
China Petroleum Engineering
Corp., Class A 237,800 119,720
#China Power International
Development, Ltd. 4,127,000 1,494,680
Shares Value
CHINA — (Continued)
China Publishing & Media Co.,
Ltd., Class A 172,400 $ 138,106
#*China Qinfa Group, Ltd. 994,000 210,421
#China Railway Group, Ltd.,
Class H 2,297,000 1,057,459
China Railway Hi-tech Industry
Co., Ltd., Class A 168,600 182,246
China Railway Materials Co.,
Ltd., Class A 375,700 140,191
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 2,206,000 948,049
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 316,000 261,563
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 10,700 75,765
China Reinsurance Group
Corp., Class H 9,029,000 1,577,450
*China Resource and
Environment Co., Ltd. 166,700 76,273
China Resources Beer
Holdings Co., Ltd. 2,298,500 6,935,129
#China Resources Building
Materials Technology
Holdings, Ltd. 3,058,000 436,768
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 88,400 212,969
China Resources Gas Group,
Ltd. 1,660,100 3,541,812
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 76,700 299,718
China Resources Land, Ltd. 3,696,000 15,648,235
#China Resources Medical
Holdings Co., Ltd. 1,521,000 492,672
China Resources
Microelectronics, Ltd., Class A 24,734 198,871
Ω#China Resources Mixc
Lifestyle Services, Ltd. 670,800 3,414,907
ΩChina Resources
Pharmaceutical Group, Ltd. 2,735,500 1,691,896
#China Resources Power
Holdings Co., Ltd. 1,836,000 4,528,188
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 83,327 318,457
China Risun Group, Ltd. 1,696,000 400,122
*China Ruifeng Renewable
Energy Holdings, Ltd. 852,000 66,277
#*China Ruyi Holdings, Ltd. 19,456,000 3,572,822
#China Sanjiang Fine
Chemicals Co., Ltd. 1,166,000 426,752
China Science Publishing &
Media, Ltd., Class A 14,300 41,883
#China Shenhua Energy Co.,
Ltd., Class H 2,536,000 14,055,111

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*China Southern Airlines Co.,
Ltd., Class H 1,502,000 $ 674,230
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 112,600 92,536
China Southern Power Grid
Technology Co., Ltd., Class A 9,734 60,392
China State Construction
Development Holdings, Ltd. 952,000 80,126
China State Construction
Engineering Corp., Ltd., Class
A 1,415,900 985,390
China State Construction
International Holdings, Ltd. 2,722,000 2,988,729
*China Sunshine Paper
Holdings Co., Ltd. 596,000 76,005
China Suntien Green Energy
Corp., Ltd., Class H 1,566,000 657,027
China Taiping Insurance
Holdings Co., Ltd. 3,348,400 9,402,643
China Testing & Certification
International Group Co., Ltd.,
Class A 73,680 58,805
China Tianying, Inc., Class A 435,600 324,439
#China Tobacco International
HK Co., Ltd. 287,000 884,248
ΩChina Tourism Group Duty
Free Corp., Ltd., Class H 52,600 359,539
ΩChina Tower Corp., Ltd.,
Class H 6,117,400 7,824,618
China Traditional Chinese
Medicine Holdings Co., Ltd. 3,842,000 705,530
China TransInfo Technology
Co., Ltd., Class A 112,300 132,198
#China Travel International
Investment Hong Kong, Ltd. 846,000 129,463
China Tungsten And Hightech
Materials Co., Ltd., Class A 89,850 658,701
*China Union Holdings, Ltd.,
Class A 191,700 110,988
China Wafer Level CSP Co.,
Ltd., Class A 16,900 72,671
#China Water Affairs Group,
Ltd. 690,000 411,804
*China West Construction
Group Co., Ltd., Class A 159,500 109,350
China World Trade Center Co.,
Ltd., Class A 21,300 60,556
China XD Electric Co., Ltd.,
Class A 233,900 462,023
China XLX Fertiliser, Ltd. 1,316,000 1,538,936
China Yangtze Power Co.,
Ltd., Class A 594,300 2,559,923
#China Yongda Automobiles
Services Holdings, Ltd. 1,502,000 166,642
Ω#*China Youran Dairy Group,
Ltd. 1,760,000 958,376
Ω*China Yuhua Education
Corp., Ltd. 3,146,000 146,436
Shares Value
CHINA — (Continued)
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 22,500 $ 136,498
#China Zheshang Bank Co.,
Ltd., Class H 2,490,900 759,188
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 23,300 27,532
#*Chinasoft International, Ltd. 5,870,000 2,941,887
*Chongqing Afari Technology
Co., Ltd., Class A 95,100 117,301
Chongqing Brewery Co., Ltd.,
Class A 17,400 119,858
Chongqing Changan
Automobile Co., Ltd., Class A 419,100 488,394
Chongqing Chongbai
Technology Group Co., Ltd.,
Class A 64,500 202,667
Chongqing Chuanyi
Automation Co., Ltd. 55,000 150,013
*Chongqing Construction
Engineering Group Corp., Ltd. 225,500 86,482
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 147,890 215,263
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 142,490 257,197
Chongqing Gas Group Corp.,
Ltd., Class A 180,900 130,986
Chongqing Machinery &
Electric Co., Ltd., Class H 1,236,000 290,022
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 26,600 50,259
Chongqing Port Co., Ltd. 252,900 158,779
Chongqing Road & Bridge Co.,
Ltd., Class A 168,200 108,839
Chongqing Rural Commercial
Bank Co., Ltd., Class H 2,975,000 2,488,778
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 222,500 277,738
Chongqing Shunbo Aluminum
Co., Ltd. 48,600 44,474
*Chongqing Taiji Industry
Group Co., Ltd. 88,800 207,490
Chongqing Zaisheng
Technology Co., Ltd., Class A 27,400 32,377
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 96,800 203,393
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 95,520 314,279
#Chow Tai Fook Jewellery
Group, Ltd. 1,815,600 2,864,080
Chow Tai Seng Jewellery Co.,
Ltd., Class A 103,300 197,624
CIG Shanghai Co., Ltd., Class
A 16,600 320,157
CIMC Enric Holdings, Ltd. 908,000 900,867

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Cinda Real Estate Co., Ltd.,
Class A 220,000 $ 84,047
Cisen Pharmaceutical Co.,
Ltd., Class A 139,800 291,673
*CITIC Guoan Information
Industry Co., Ltd., Class A 488,300 200,283
CITIC Heavy Industries Co.,
Ltd., Class A 112,000 77,614
CITIC Press Corp., Class A 10,100 39,737
CITIC Securities Co., Ltd.,
Class H 740,500 2,579,889
CITIC, Ltd. 2,840,000 4,480,055
City Development Environment
Co., Ltd., Class A 116,500 223,222
*ClouDr Group, Ltd. 404,600 25,282
#*CMGE Technology Group,
Ltd. 3,012,000 72,980
CMOC Group, Ltd., Class H 3,819,000 8,225,733
CMST Development Co., Ltd.,
Class A 310,300 216,411
CNGR Advanced Material Co.,
Ltd., Class A 44,900 270,594
CNOOC Energy Technology &
Services, Ltd., Class A 458,500 264,778
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 187,780 177,954
COFCO Biotechnology Co.,
Ltd., Class A 237,900 166,975
COFCO Capital Holdings Co.,
Ltd., Class A 104,700 143,716
#*COFCO Joycome Foods,
Ltd. 3,013,000 430,341
COFCO Sugar Holding Co.,
Ltd., Class A 172,300 320,189
Cofoe Medical Technology
Co., Ltd., Class A 33,130 262,454
Comba Telecom Systems
Holdings, Ltd. 2,734,000 275,436
#Concord New Energy Group,
Ltd. 9,320,000 421,929
Consun Pharmaceutical
Group, Ltd. 139,000 242,669
*Contec Medical Systems Co.,
Ltd., Class A 16,600 27,063
Contemporary Amperex
Technology Co., Ltd., Class A 236,120 13,820,925
Continental Aerospace
Technologies Holding, Ltd. 7,046,000 399,851
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 2,964,000 5,257,759
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 432,300 723,978
COSCO SHIPPING
Technology Co., Ltd. 24,200 43,861
*Cosonic Intelligent
Technologies Co., Ltd., Class
A 56,000 91,379
Shares Value
CHINA — (Continued)
CQ Pharmaceutical Holding
Co., Ltd., Class A 178,800 $ 144,821
CRRC Corp., Ltd., Class H 4,083,000 2,738,801
Crystal Clear Electronic
Material Co., Ltd., Class A 42,203 73,490
ΩCSC Financial Co., Ltd.,
Class H 425,500 639,205
CSG Holding Co., Ltd., Class
A 248,900 144,842
CSG Smart
Science&Technology Co., Ltd.,
Class A 62,700 91,821
*CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 56,256 316,708
CSPC Pharmaceutical Group,
Ltd. 12,842,000 14,051,260
*CSSC Science & Technology
Co., Ltd., Class A 87,100 117,365
CTS International Logistics
Corp., Ltd., Class A 211,200 167,624
Cubic Sensor and Instrument
Co., Ltd. 3,802 24,045
*CWT International, Ltd. 710,000 17,837
*Cybrid Technologies, Inc. 39,500 62,876
*Daan Gene Co., Ltd., Class A 171,800 138,643
Dajin Heavy Industry Co., Ltd.,
Class A 16,000 93,369
*Dalian Bio-Chem Co., Ltd.,
Class A 32,600 60,726
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 317,800 254,583
#*Dalipal Holdings, Ltd. 324,000 134,697
Daqin Railway Co., Ltd., Class
A 491,600 361,781
Dashang Co., Ltd., Class A 156,281 340,405
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 120,300 335,780
#Datang International Power
Generation Co., Ltd., Class H 2,878,000 924,883
Dazhong Transportation Group
Co., Ltd., Class A 174,600 106,517
Dazzle Fashion Co., Ltd.,
Class A 32,800 56,533
*DBAPP Security, Ltd. 8,797 51,518
DBG Technology Co., Ltd.,
Class A 57,900 160,324
DeHua TB New Decoration
Materials Co., Ltd., Class A 181,700 354,607
*Dezhan Healthcare Co., Ltd. 347,000 169,559
DHC Software Co., Ltd., Class
A 159,286 170,763
Dian Diagnostics Group Co.,
Ltd., Class A 103,800 280,503
Digital China Group Co., Ltd.,
Class A 42,840 152,878
Digital China Information
Service Group Co., Ltd., Class
A 83,000 136,912

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Do-Fluoride New Materials
Co., Ltd., Class A 75,680 $ 352,323
Dong-E-E-Jiao Co., Ltd., Class
A 31,000 250,721
Dongfang Electric Corp., Ltd.,
Class H 437,000 1,199,276
Dongfang Electronics Co.,
Ltd., Class A 116,200 206,130
Dongfeng Electronic
Technology Co., Ltd., Class A 56,400 83,263
Dongguan Aohai Technology
Co., Ltd., Class A 28,700 146,020
Dongguan Development
Holdings Co., Ltd., Class A 124,800 187,568
Dongguan Dingtong Precision
Metal Co., Ltd., Class A 3,642 102,615
*Dongguan Eontec Co., Ltd.,
Class A 16,600 31,536
Dongguan Rural Commercial
Bank Co., Ltd., Class H 377,000 160,577
Dongguan Yutong Optical
Technology Co., Ltd. 66,520 163,606
Donghua Testing Technology
Co., Ltd. 17,600 74,769
*Dongjiang Environmental Co.,
Ltd., Class H 181,400 37,476
Dongxing Securities Co., Ltd.,
Class A 103,700 212,363
Dongyue Group, Ltd. 4,378,000 6,621,491
Double Medical Technology,
Inc., Class A 4,400 28,146
#*DPC Dash, Ltd. 135,200 685,517
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 712,000 505,744
Eaglerise Electric & Electronic
China Co., Ltd. 64,600 226,608
*Easou Technology Holdings,
Ltd. 228,000 60,187
East Group Co., Ltd., Class A 93,700 64,933
East Money Information Co.,
Ltd., Class A 305,900 913,614
Eastcompeace Technology
Co., Ltd., Class A 40,500 81,619
Eastern Communications Co.,
Ltd., Class A 65,200 119,811
E-Commodities Holdings, Ltd. 2,642,000 215,629
Ecovacs Robotics Co., Ltd.,
Class A 30,400 273,102
Edan Instruments, Inc., Class
A 90,800 157,845
Edifier Technology Co., Ltd.,
Class A 75,200 115,805
#*EEKA Fashion Holdings, Ltd. 519,000 351,445
EIT Environmental
Development Group Co., Ltd.,
Class A 84,744 191,613
Electric Connector Technology
Co., Ltd., Class A 14,500 78,411
Shares Value
CHINA — (Continued)
*<Elion Energy Co., Ltd., Class
A 243,500 $ 2,524
EmbedWay Technologies
Shanghai Corp. 8,600 29,951
ENN Energy Holdings, Ltd. 418,000 2,502,158
ENN Natural Gas Co., Ltd.,
Class A 152,800 402,736
Eoptolink Technology, Inc.,
Ltd., Class A 36,986 2,168,808
Era Co., Ltd., Class A 142,000 80,531
Espressif Systems Shanghai
Co., Ltd. 3,182 48,389
Essex Bio-technology, Ltd. 316,000 98,327
*Eternal Asia Supply Chain
Management, Ltd., Class A 313,700 214,138
EVA Precision Industrial
Holdings, Ltd. 1,572,000 160,375
Eve Energy Co., Ltd., Class A 49,300 396,099
Ever Sunshine Services
Group, Ltd. 1,162,000 266,731
ΩEverbright Securities Co.,
Ltd., Class H 263,200 253,748
Ω#*Everest Medicines, Ltd. 91,500 295,214
EverProX Technologies Co.,
Ltd., Class A 4,600 95,700
Explosive Co., Ltd., Class A 47,200 66,955
Eyebright Medical Technology
Beijing Co., Ltd. 23,327 144,451
Fangda Carbon New Material
Co., Ltd., Class A 180,300 138,294
Fangda Special Steel
Technology Co., Ltd., Class A 438,595 294,847
Far East Smarter Energy Co.,
Ltd., Class A 75,400 148,379
*Farasis Energy Gan Zhou
Co., Ltd. 77,931 117,588
FAW Jiefang Group Co., Ltd.,
Class A 93,700 90,184
FAWER Automotive Parts Co.,
Ltd., Class A 201,200 127,809
Feilong Auto Components Co.,
Ltd. 89,600 459,052
Fengzhushou Co., Ltd., Class
A 16,250 80,608
Ferrotec Anhui Technology
Development Co., Ltd., Class
A 6,208 27,246
FESCO Group Co., Ltd., Class
A 82,300 167,686
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 29,100 142,583
Fibocom Wireless, Inc., Class
A 8,600 26,360
#FIH Mobile, Ltd. 52,000 127,984
*Financial Street Holdings Co.,
Ltd., Class A 374,600 138,116
First Capital Securities Co.,
Ltd., Class A 110,500 107,499

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Flat Glass Group Co., Ltd.,
Class H 541,000 $ 479,488
Focus Lightings Tech Co.,
Ltd., Class A 121,760 135,040
Focus Media Information
Technology Co., Ltd., Class A 773,000 643,270
*Focused Photonics
Hangzhou, Inc., Class A 42,200 73,922
*Focuslight Technologies, Inc.,
Class A 478 12,417
Foryou Corp., Class A 46,400 174,307
Foshan Electrical and Lighting
Co., Ltd., Class A 160,200 119,081
Foshan Golden Milky Way
Intelligent Equipment Co., Ltd. 15,000 50,819
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 148,184 843,456
*Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 79,500 73,692
*Fosun International, Ltd. 1,754,500 1,065,015
Founder Securities Co., Ltd.,
Class A 168,500 177,148
Foxconn Industrial Internet
Co., Ltd., Class A 589,600 4,950,147
Friend Co., Ltd. 70,600 106,944
#<Fu Shou Yuan International
Group, Ltd. 710,000 179,275
Fuan Pharmaceutical Group
Co., Ltd., Class A 150,200 82,513
Fufeng Group, Ltd. 2,775,000 1,833,108
Fujian Apex Software Co., Ltd. 29,700 136,023
Fujian Boss Software
Development Co., Ltd., Class
A 55,480 76,894
Fujian Funeng Co., Ltd., Class
A 206,640 332,599
Fujian Fuxin Software
Development JSC, Ltd., Class
A 7,060 70,073
Fujian Kuncai Material
Technology Co., Ltd. 10,920 24,287
Fujian Longking Co., Ltd.,
Class A 50,200 132,536
Fujian Qingshan Paper
Industry Co., Ltd. 363,600 150,212
*Fujian Snowman Group Co.,
Ltd., Class A 59,300 104,667
Fujian Star-net Communication
Co., Ltd., Class A 47,840 184,605
Fujian Sunner Development
Co., Ltd., Class A 105,600 261,443
*Fujian Tianma Science &
Technology Group Co., Ltd. 151,200 245,156
Fujian Yuanli Active Carbon
Co., Ltd. 83,300 210,304
Fulin Precision Co., Ltd., Class
A 107,240 248,036
Fulongma Group Co., Ltd.,
Class A 94,200 177,146
Shares Value
CHINA — (Continued)
*Fushun Special Steel Co.,
Ltd., Class A 215,000 $ 133,710
ΩFuyao Glass Industry Group
Co., Ltd., Class H 541,600 4,102,612
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 14,500 147,568
ΩGanfeng Lithium Group Co.,
Ltd., Class H 385,880 1,811,888
*Gansu Energy Chemical Co.,
Ltd., Class A 521,300 199,924
Gansu Shangfeng Materials
Co., Ltd., Class A 241,500 472,744
Gansu Yasheng Industrial
Group Co., Ltd., Class A 320,600 143,367
Gaona Aero Material Co., Ltd.,
Class A 76,500 176,031
*Gaush Meditech, Ltd. 45,400 29,643
G-bits Network Technology
Xiamen Co., Ltd., Class A 4,000 230,610
GCL Energy Technology Co.,
Ltd., Class A 157,600 351,913
*GCL System Integration
Technology Co., Ltd., Class A 62,800 23,619
*GCL Technology Holdings,
Ltd. 3,386,000 263,398
GD Power Development Co.,
Ltd., Class A 411,900 309,837
*GDS Holdings, Ltd., Class A 1,561,700 6,193,745
#*GDS Holdings, Ltd.,
Sponsored ADR 17,504 573,081
Geely Automobile Holdings,
Ltd. 5,864,000 14,806,570
GEM Co., Ltd., Class A 313,200 310,723
*Gemdale Corp., Class A 544,700 186,315
#*Gemdale Properties &
Investment Corp., Ltd. 5,556,000 66,602
GemPharmatech Co., Ltd.,
Class A 22,008 78,700
*Genimous Technology Co.,
Ltd., Class A 113,800 126,212
*Genscript Biotech Corp. 2,014,000 4,638,446
*Geo-Jade Petroleum Corp.,
Class A 195,600 68,643
Geovis Technology Co., Ltd.,
Class A 15,566 77,261
GEPIC Energy Development
Co., Ltd., Class A 167,700 193,689
Getein Biotech, Inc., Class A 35,600 46,916
GF Securities Co., Ltd., Class
H 910,200 1,982,531
ΩGiant Biogene Holding Co.,
Ltd. 337,200 1,323,584
Giant Network Group Co., Ltd.,
Class A 98,000 424,888
Giantec Semiconductor Corp. 5,800 96,730
GigaDevice Semiconductor,
Inc., Class A 5,400 302,727
Ginlong Technologies Co.,
Ltd., Class A 19,500 172,264

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Glarun Technology Co., Ltd.,
Class A 18,700 $ 67,009
GoerTek, Inc., Class A 147,400 504,182
*Goke Microelectronics Co.,
Ltd., Class A 3,200 61,362
ΩGolden Throat Holdings
Group Co., Ltd. 389,000 157,751
Goldenmax International
Group, Ltd., Class A 56,800 427,510
Goldwind Science &
Technology Co., Ltd., Class H 1,105,649 1,374,729
Goneo Group Co., Ltd., Class
A 52,223 322,692
Goodbaby International
Holdings, Ltd. 1,174,000 133,246
*GoodWe Technologies Co.,
Ltd., Class A 16,105 148,378
*Gosuncn Technology Group
Co., Ltd., Class A 121,300 83,700
Gotion High-tech Co., Ltd.,
Class A 86,500 365,679
Grace Fabric Technology Co.,
Ltd. 900 17,075
#Grand Pharmaceutical
Group, Ltd. 1,526,000 1,004,152
Grandblue Environment Co.,
Ltd., Class A 38,700 177,415
*Grandjoy Holdings Group Co.,
Ltd., Class A 429,100 140,420
Great Wall Motor Co., Ltd. 2,408,000 2,788,288
*Greattown Holdings, Ltd.,
Class A 600 369
Gree Electric Appliances, Inc.
of Zhuhai, Class A 192,600 1,206,352
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 166,300 191,087
#*Greentown China Holdings,
Ltd. 1,954,000 1,776,681
Ω#Greentown Management
Holdings Co., Ltd. 1,353,000 308,849
Greentown Service Group Co.,
Ltd. 2,128,000 1,175,046
GRG Banking Equipment Co.,
Ltd., Class A 81,400 123,425
GRG Metrology & Test Group
Co., Ltd., Class A 125,800 316,484
Grinm Advanced Materials
Co., Ltd., Class A 49,200 257,824
Guangdong Advertising Group
Co., Ltd., Class A 94,400 95,051
Guangdong Aofei Data
Technology Co., Ltd., Class A 50,527 167,291
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 348,400 254,849
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 735,400 361,526
Shares Value
CHINA — (Continued)
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 185,800 $ 286,401
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 128,000 302,686
Guangdong Dongpeng
Holdings Co., Ltd., Class A 155,600 109,211
Guangdong Dowstone
Technology Co., Ltd., Class A 56,200 151,123
Guangdong Electric Power
Development Co., Ltd., Class
A 34,800 28,754
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 142,700 199,891
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 49,100 358,795
*Guangdong Golden Dragon
Development, Inc., Class A 66,800 88,033
Guangdong Goworld Co., Ltd.,
Class A 146,900 274,075
*Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 58,000 73,000
*Guangdong Guanhao High-
Tech Co., Ltd., Class A 209,300 102,893
Guangdong Haid Group Co.,
Ltd., Class A 98,600 722,119
*Guangdong HEC Technology
Holding Co., Ltd., Class A 67,200 282,197
Guangdong Hongda Holdings
Group Co., Ltd., Class A 45,800 190,161
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 104,000 137,673
Guangdong Hoshion Industrial
Aluminium Co., Ltd. 35,900 101,798
Guangdong Huate Gas Co.,
Ltd. 12,834 241,063
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 55,411 189,123
*Guangdong Kinlong Hardware
Products Co., Ltd., Class A 44,100 99,061
Guangdong Lingxiao Pump
Industry Co., Ltd. 89,100 214,392
*Guangdong Lyric Robot
Automation Co., Ltd. 21,670 109,771
Guangdong Marubi
Biotechnology Co., Ltd., Class
A 11,500 48,821
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 129,900 280,058
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 78,400 87,648

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Guangdong South New Media
Co., Ltd., Class A 43,400 $ 227,301
Guangdong TCL Smart Home
Appliances Co., Ltd. 259,000 406,521
Guangdong Topstar
Technology Co., Ltd., Class A 24,100 106,343
Guangdong Vanward New
Electric Co., Ltd., Class A 78,700 78,078
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 141,300 247,517
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 94,300 72,051
*Guangdong Yussen Energy
Technology Co., Ltd., Class A 43,200 75,994
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 350,900 116,908
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 64,000 248,479
Guanghui Energy Co., Ltd.,
Class A 354,000 285,678
*Guanghui Logistics Co., Ltd. 167,100 109,365
Guangshen Railway Co., Ltd.,
Class H 2,218,000 647,727
Guangxi Energy Co., Ltd.,
Class A 160,900 103,877
Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 72,100 439,215
Guangxi Liugong Machinery
Co., Ltd., Class A 164,600 213,994
Guangxi LiuYao Group Co.,
Ltd., Class A 98,674 230,416
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 572 329
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 71,200 157,194
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 214,900 252,341
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 268,000 545,118
Guangzhou Development
Group, Inc., Class A 246,700 233,790
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 20,400 180,789
Guangzhou Haige
Communications Group, Inc.
Co., Class A 37,500 55,528
Guangzhou Haoyang
Electronic Co., Ltd., Class A 19,300 95,165
*Guangzhou Hi-Target
Navigation Tech Co., Ltd.,
Class A 42,000 38,683
Shares Value
CHINA — (Continued)
Guangzhou KDT Machinery
Group Co., Ltd., Class A 76,420 $ 201,081
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 57,200 235,122
Guangzhou Lingnan Group
Holdings Co., Ltd. 80,000 108,982
*Guangzhou Pearl River Piano
Group Co., Ltd., Class A 16,800 10,796
Guangzhou Port Co., Ltd.,
Class A 289,900 133,501
Guangzhou Restaurant Group
Co., Ltd., Class A 60,100 126,102
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,400 143,197
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 82,500 436,602
Guangzhou Wondfo Biotech
Co., Ltd., Class A 90,400 233,449
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 53,300 62,034
Guangzhou Zhiguang Electric
Co., Ltd., Class A 146,200 234,885
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 79,700 106,331
Guilin Layn Natural Ingredients
Corp. 125,900 123,972
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 68,400 134,604
Guizhou Chanhen Chemical
Corp., Class A 40,700 208,339
Guizhou Gas Group Corp.,
Ltd., Class A 141,100 128,911
Guizhou Guihang Automotive
Components Co., Ltd., Class A 51,000 85,033
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 422,600 309,125
Guizhou Qianyuan Power Co.,
Ltd. 71,700 213,930
Guizhou Red Star Developing
Co., Ltd. 11,800 47,159
Guizhou Sanli Pharmaceutical
Co., Ltd. 46,800 71,239
Guizhou Tyre Co., Ltd. 558,800 361,589
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 290,200 128,483
*Guizhou Zhenhua E-chem,
Inc., Class A 104,044 160,070
*Guizhou Zhongyida Co., Ltd. 79,100 80,700
Guolian Minsheng Securities
Co., Ltd., Class H 540,500 275,020
Guomai Technologies, Inc.,
Class A 124,800 128,433
Guosen Securities Co., Ltd.,
Class A 48,400 73,961
*Guosheng Securities, Inc.,
Class A 65,700 117,714

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
ΩGuotai Haitong Securities
Co., Ltd., Class H 973,400 $ 1,853,303
Guoyuan Securities Co., Ltd.,
Class A 90,300 98,143
#Gushengtang Holdings, Ltd. 202,000 757,861
H World Group, Ltd. 1,086,400 4,610,716
Ω#Haidilao International
Holding, Ltd. 1,533,000 2,324,445
Haier Smart Home Co., Ltd.,
Class A 2,036,600 5,869,613
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 41,400 65,165
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 20,400 121,644
*Hainan Haide Capital
Management Co., Ltd., Class
A 267,100 244,026
*Hainan Haiqi Transportation
Group Co., Ltd. 10,200 19,332
Hainan Jinpan Smart
Technology Co., Ltd. 18,002 171,399
#*Hainan Meilan International
Airport Co., Ltd. 276,000 191,119
Hainan Mining Co., Ltd., Class
A 62,900 84,942
Hainan Strait Shipping Co.,
Ltd., Class A 121,100 120,501
Haisco Pharmaceutical Group
Co., Ltd., Class A 22,400 206,905
Haitian International Holdings,
Ltd. 841,000 2,232,914
Hand Enterprise Solutions Co.,
Ltd., Class A 78,500 193,536
Hangcha Group Co., Ltd.,
Class A 53,400 222,111
*Hangjin Technology Co., Ltd.,
Class A 49,100 91,171
Hangxiao Steel Structure Co.,
Ltd., Class A 418,100 149,202
Hangzhou Advance Gearbox
Group Co., Ltd. 29,500 56,262
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 153,400 210,790
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 15,200 584,376
Hangzhou Dptech
Technologies Co., Ltd., Class
A 44,000 106,068
Hangzhou First Applied
Material Co., Ltd., Class A 69,100 150,102
Hangzhou GreatStar Industrial
Co., Ltd. 55,000 243,833
Hangzhou Greenda Electronic
Materials Co., Ltd. 10,100 44,687
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 32,880 117,529
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 27,129 186,513
Shares Value
CHINA — (Continued)
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 81,960 $ 106,798
Hangzhou Iron & Steel Co. 152,800 148,198
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 36,900 202,711
Hangzhou Onechance Tech
Corp., Class A 16,200 58,890
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 66,100 225,018
Hangzhou Robam Appliances
Co., Ltd., Class A 73,500 173,482
Ω#*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 184,800 201,730
Hangzhou Shunwang
Technology Co., Ltd., Class A 61,600 164,184
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 27,200 113,820
Hangzhou Sunrise Technology
Co., Ltd. 157,500 287,555
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 146,400 704,220
Hangzhou Weiguang
Electronic Co., Ltd., Class A 29,000 119,463
Hangzhou Youngsun
Intelligent Equipment Co., Ltd. 24,500 33,376
Hangzhou Zhongtai Cryogenic
Technology Corp. 76,900 183,328
#*Hanking Gold International,
Ltd. 782,000 261,278
Han's Laser Technology
Industry Group Co., Ltd., Class
A 29,000 362,897
ΩHansoh Pharmaceutical
Group Co., Ltd. 460,000 1,887,727
Hanwei Electronics Group
Corp., Class A 22,900 111,560
Haohua Chemical Science &
Technology Co., Ltd., Class A 27,200 160,500
Ω*Harbin Bank Co., Ltd., Class
H 3,001,000 118,638
Harbin Boshi Automation Co.,
Ltd., Class A 46,500 92,265
Harbin Electric Co., Ltd., Class
H 902,000 1,813,984
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 136,920 220,989
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 331,100 139,727
*Harbin Pharmaceutical Group
Co., Ltd., Class A 361,900 315,632
HBIS Resources Co., Ltd.,
Class A 82,700 179,889
Health & Happiness H&H
International Holdings, Ltd. 389,500 754,502
*Healthcare Co., Ltd., Class A 135,500 110,954

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 111,800 $ 207,761
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 7,540 105,730
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 57,500 329,756
Hefei Jianghang Aircraft
Equipment Co., Ltd. 52,137 80,907
Hefei Meiya Optoelectronic
Technology, Inc., Class A 57,630 135,085
*Hefei Urban Construction
Development Co., Ltd., Class
A 130,700 206,692
Heilongjiang Agriculture Co.,
Ltd., Class A 132,500 242,304
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 103,200 94,285
*Helens International Holdings
Co., Ltd. 357,000 80,127
Henan Hengxing Science &
Technology Co., Ltd. 260,300 148,007
Henan Liliang Diamond Co.,
Ltd., Class A 27,800 205,946
Henan Lingrui Pharmaceutical
Co., Class A 107,700 366,793
Henan Mingtai Al Industrial
Co., Ltd., Class A 109,800 273,793
Henan Pinggao Electric Co.,
Ltd., Class A 98,000 286,161
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 174,900 675,163
Henan Shijia Photons
Technology Co., Ltd. 7,008 93,434
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 196,145 754,851
Henan Thinker Automatic
Equipment Co., Ltd., Class A 59,140 202,814
*Henan Yicheng New Energy
Co., Ltd., Class A 291,100 159,486
Henan Yuguang Gold & Lead
Co., Ltd., Class A 325,900 563,161
*Henan Yuneng Holdings Co.,
Ltd., Class A 252,400 449,233
Henan Zhongfu Industry Co.,
Ltd. 315,000 314,841
Henan Zhongyuan
Expressway Co., Ltd., Class A 262,800 149,818
Hengan International Group
Co., Ltd. 1,081,000 3,413,278
Hengbao Co., Ltd., Class A 53,600 81,510
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 141,400 435,293
Hengdian Group Tospo
Lighting Co., Ltd. 34,000 95,656
Hengli Petrochemical Co., Ltd.,
Class A 434,600 1,075,978
Hengtong Logistics Co., Ltd. 128,300 197,008
Shares Value
CHINA — (Continued)
Hengtong Optic-electric Co.,
Ltd., Class A 121,600 $ 857,254
Hengyi Petrochemical Co.,
Ltd., Class A 200,500 477,692
Hesteel Co., Ltd., Class A 1,021,200 323,595
Hexing Electrical Co., Ltd.,
Class A 57,800 230,998
HG Technologies Co., Ltd.,
Class A 30,050 63,941
Hgtech Co., Ltd., Class A 12,200 172,286
Hichain Logistics Co., Ltd. 53,400 113,863
*Hiconics Eco-energy
Technology Co., Ltd., Class A 67,900 53,790
Hiecise Precision Equipment
Co., Ltd. 18,300 61,538
Hisense Home Appliances
Group Co., Ltd., Class H 508,000 1,523,689
Hisense Visual Technology
Co., Ltd., Class A 60,000 241,390
*Hitevision Co., Ltd., Class A 21,900 102,473
HitGen, Inc., Class A 27,244 111,382
Hithink RoyalFlush Information
Network Co., Ltd., Class A 23,100 803,681
HLA Group Corp., Ltd., Class
A 257,400 240,119
HMT Xiamen New Technical
Materials Co., Ltd., Class A 23,700 203,121
Hongfa Technology Co., Ltd.,
Class A 16,380 86,128
*Honghua Group, Ltd. 2,583,000 42,822
Hongli Zhihui Group Co., Ltd.,
Class A 116,600 114,297
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd.Guangzhou 212,400 90,893
Hongrun Construction Group
Co., Ltd. 199,100 221,700
Hongyuan Green Energy Co.,
Ltd., Class A 92,000 219,054
*Hopson Development
Holdings, Ltd. 1,425,151 479,800
Horizon Construction
Development, Ltd. 1,936,000 162,946
Hoshine Silicon Industry Co.,
Ltd., Class A 25,100 124,656
*Hoymiles Power Electronics,
Inc., Class A 15,811 183,901
Ω#*Hua Hong Grace
Semiconductor, Ltd. 20,000 327,229
Ω*Hua Medicine 70,500 20,948
Huaan Securities Co., Ltd.,
Class A 188,400 213,134
Huabao Technology Co., Ltd. 36,500 71,936
Huada Automotive Technology
Corp., Ltd., Class A 15,800 87,827
Huadian Heavy Industries Co.,
Ltd., Class A 109,100 98,221
#Huadian Power International
Corp., Ltd., Class H 1,536,000 814,854

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Huadong Medicine Co., Ltd.,
Class A 99,500 $ 428,887
Huafon Chemical Co., Ltd.,
Class A 282,400 459,139
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 360,100 234,080
Huafu Fashion Co., Ltd., Class
A 315,100 174,501
Huaibei Mining Holdings Co.,
Ltd., Class A 188,000 420,630
Huaihe Energy Group Co.,
Ltd., Class A 526,000 271,825
Huakai Yibai Technology Co.,
Ltd. 70,600 135,275
Hualan Biological Engineering,
Inc., Class A 83,400 165,975
Huaming Power Equipment
Co., Ltd., Class A 64,600 195,424
#Huaneng Power International,
Inc., Class H 2,634,000 2,025,482
Huangshan Novel Co., Ltd. 142,600 233,113
Huangshan Tourism
Development Co., Ltd., Class
A 155,800 260,689
Huapont Life Sciences Co.,
Ltd., Class A 293,400 192,460
ΩHuatai Securities Co., Ltd.,
Class H 893,600 1,924,722
Huatu Cendes Co., Ltd. 34,792 135,234
Huaxi Securities Co., Ltd.,
Class A 67,400 83,833
Huaxia Bank Co., Ltd., Class A 345,700 356,788
Huaxin Building Materials
Group Co., Ltd., Class A 1,900 6,274
Huaxin Building Materials
Group Co., Ltd., Class H 483,700 915,388
Huayu Automotive Systems
Co., Ltd., Class A 198,700 496,059
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 187,200 108,106
Hubei Chutian Smart
Communication Co., Ltd. 253,700 132,609
Hubei Dinglong Co., Ltd.,
Class A 14,900 151,528
Hubei Energy Group Co., Ltd.,
Class A 114,700 80,165
*Hubei Feilihua Quartz Glass
Co., Ltd., Class A 24,650 265,611
Hubei Huitian New Materials
Co., Ltd. 65,800 100,550
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 76,800 305,226
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 70,200 300,097
Hubei Yihua Chemical Industry
Co., Ltd., Class A 94,200 183,144
Hubei Zhenhua Chemical Co.,
Ltd. 154,280 711,387
Shares Value
CHINA — (Continued)
Huishang Bank Corp., Ltd.,
Class H 689,000 $ 446,353
*Huizhou CEE Technology,
Inc., Class A 73,200 117,603
Huizhou Desay Sv Automotive
Co., Ltd., Class A 30,300 414,789
Humanwell Healthcare Group
Co., Ltd., Class A 57,400 152,225
Hunan Aihua Group Co., Ltd.,
Class A 63,100 227,606
*Hunan Corun New Energy
Co., Ltd., Class A 105,300 79,052
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 381,500 170,035
*Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 145,600 121,811
Hunan Gold Corp., Ltd., Class
A 162,240 553,741
Hunan Jiudian Pharmaceutical
Co., Ltd. 85,300 139,064
*Hunan New Wellful Co., Ltd.,
Class A 324,700 236,070
*Hunan Silver Co., Ltd., Class
A 118,700 140,435
Hunan Valin Steel Co., Ltd.,
Class A 499,800 290,848
*Hunan Yujing Machinery Co.,
Ltd. 10,200 40,795
Hunan Zhongke Electric Co.,
Ltd., Class A 107,400 221,053
Hundsun Technologies, Inc.,
Class A 38,730 131,444
#*HUTCHMED China, Ltd. 451,500 1,019,698
#*HUTCHMED China, Ltd.,
Sponsored ADR 5,574 62,039
*Hybio Pharmaceutical Co.,
Ltd., Class A 8,800 27,494
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 691,200 877,927
Hygon Information Technology
Co., Ltd., Class A 30,919 1,268,185
*Hymson Laser Technology
Group Co., Ltd. 3,340 21,167
*Hytera Communications
Corp., Ltd., Class A 156,300 190,474
*HyUnion Holding Co., Ltd.,
Class A 186,500 161,552
*IAT Automobile Technology
Co., Ltd., Class A 49,700 78,008
IEIT Systems Co., Ltd., Class
A 20,900 222,233
Iflytek Co., Ltd., Class A 19,200 120,032
IKD Co., Ltd., Class A 80,300 161,708
Ω*IMAX China Holding, Inc. 129,000 136,706
Imeik Technology
Development Co., Ltd., Class
A 15,500 250,170
Industrial & Commercial Bank
of China, Ltd., Class H 33,134,000 31,732,853

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Industrial Bank Co., Ltd., Class
A 551,800 $ 1,544,262
Industrial Securities Co., Ltd.,
Class A 119,500 106,877
INESA Intelligent Tech, Inc. 9,600 25,047
Infore Environment
Technology Group Co., Ltd.,
Class A 257,000 298,731
Ω*Ingdan, Inc. 795,000 370,046
Ingenic Semiconductor Co.,
Ltd., Class A 9,000 168,995
INKON Life Technology Co.,
Ltd., Class A 78,419 86,043
Inmyshow Digital Technology
Group Co., Ltd., Class A 135,700 94,038
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 429,800 141,922
Inner Mongolia Berun
Chemical Co., Ltd., Class A 298,400 264,227
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 207,800 830,166
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 96,412 182,020
Inner Mongolia Furui Medical
Science Co., Ltd., Class A 25,200 169,333
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 569,600 399,784
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp., Ltd., Class A 98,600 71,978
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 103,900 489,238
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 10,700 42,937
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 409,500 1,643,239
Ω*InnoCare Pharma, Ltd. 420,000 730,565
Ω*Innovent Biologics, Inc. 153,500 1,697,160
Innuovo Technology Co., Ltd.,
Class A 86,300 107,597
Insigma Technology Co., Ltd.,
Class A 92,000 95,904
#Inspur Digital Enterprise
Technology, Ltd. 442,000 129,078
*Inspur Software Co., Ltd.,
Class A 21,000 50,779
Intron Technology Holdings,
Ltd. 542,000 95,384
iRay Group, Class A 14,330 178,366
*IReader Technology Co., Ltd.,
Class A 30,000 98,884
IRICO Display Devices Co.,
Ltd. 295,300 341,064
*J&T Global Express, Ltd. 2,736,600 3,521,258
Jack Technology Co., Ltd.,
Class A 21,300 135,967
Jade Bird Integrated
Technologies Co., Ltd. 136,632 162,662
Shares Value
CHINA — (Continued)
Jafron Biomedical Co., Ltd.,
Class A 52,600 $ 144,869
Jangho Group Co., Ltd., Class
A 157,300 201,243
Jason Furniture Hangzhou
Co., Ltd., Class A 73,400 273,889
JC Finance & Tax Interconnect
Holdings, Ltd., Class A 109,400 116,311
JCET Group Co., Ltd., Class A 69,900 680,121
JCHX Mining Management
Co., Ltd., Class A 33,000 362,768
Ω*JD Health International, Inc. 567,700 2,852,400
Ω*JD Logistics, Inc. 4,155,100 7,958,784
JD.com, Inc., Class A 507,100 8,219,293
Ω*Jenscare Scientific Co.,
Ltd., Class H 11,000 9,890
#JF SmartInvest Holdings, Ltd. 67,100 256,023
*Jia Yao Holdings, Ltd. 129,000 371,457
Jiajiayue Group Co., Ltd.,
Class A 132,500 188,153
Jiang Su Suyan Jingshen Co.,
Ltd. 207,500 289,125
Jiangling Motors Corp., Ltd.,
Class A 75,300 189,660
*Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 13,000 77,961
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 182,200 135,165
Jiangsu Azure Corp., Class A 161,468 379,677
*Jiangsu Baichuan High-tech
New Materials Co., Ltd. 158,000 151,136
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 17,500 47,628
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 3,200 64,570
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 274,800 126,955
Jiangsu Changbao Steeltube
Co., Ltd. 332,200 304,978
Jiangsu Changhai Composite
Materials Co., Ltd. 65,400 153,879
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 53,800 88,267
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 268,937 256,058
Jiangsu Chint Power
Technology Co., Ltd., Class A 83,800 251,398
Jiangsu Cnano Technology
Co., Ltd., Class A 15,065 76,291
*Jiangsu Dagang Co., Ltd. 52,600 89,414
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 170,100 546,061
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 272,700 475,269
Jiangsu Etern Co., Ltd., Class
A 36,600 173,641

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Expressway Co., Ltd.,
Class H 1,044,000 $ 1,294,083
*Jiangsu General Science
Technology Co., Ltd. 266,100 159,186
Jiangsu Gian Technology Co.,
Ltd., Class A 45,200 218,055
Jiangsu Guomao Reducer Co.,
Ltd., Class A 58,300 113,261
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 18,300 115,029
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 20,200 324,383
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 87,400 699,883
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 89,500 93,961
*Jiangsu Hongtian Technology
Co., Ltd., Class A 19,900 148,659
Jiangsu Hoperun Software
Co., Ltd., Class A 6,700 37,442
Jiangsu Huachang Chemical
Co., Ltd., Class A 137,102 112,063
Jiangsu Huaxicun Co., Ltd.,
Class A 110,200 84,036
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 436,810 268,422
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 21,412 77,203
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 46,100 158,982
Jiangsu Jiuding New Material
Co., Ltd. 102,100 115,957
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 81,400 155,245
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 92,300 392,248
Jiangsu Leili Motor Co., Ltd. 40,404 161,654
Jiangsu Lianyungang Port Co.,
Ltd. 197,200 127,896
Jiangsu Lihua Foods Group
Co., Ltd. 77,940 220,084
Jiangsu Linyang Energy Co.,
Ltd., Class A 263,900 225,472
*Jiangsu Lopal Tech Group
Co., Ltd., Class A 40,700 112,336
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 28,920 207,091
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 77,100 252,304
Jiangsu Olive Sensors High-
Tech Co., Ltd., Class A 95,000 89,185
Jiangsu Pacific Precision
Forging Co., Ltd. 150,900 220,762
Jiangsu Pacific Quartz Co.,
Ltd., Class A 40,500 251,753
Shares Value
CHINA — (Continued)
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 140,400 $ 208,311
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 236,700 287,402
Jiangsu Rainbow Heavy
Industries Co., Ltd. 271,300 208,495
Jiangsu Rongtai Industry Co.,
Ltd., Class A 32,900 113,265
Jiangsu Shemar Electric Co.,
Ltd. 21,200 132,221
Jiangsu Shentong Valve Co.,
Ltd. 163,600 307,655
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 195,100 262,891
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 55,160 340,186
Jiangsu Soho High Hope
Group Corp., Class A 338,200 116,683
Jiangsu Sopo Chemical Co.,
Class A 108,400 105,296
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 379,743 247,974
Jiangsu ToLand Alloy Co.,
Ltd., Class A 32,800 134,922
Jiangsu Transimage
Technology Co., Ltd. 25,300 56,007
Jiangsu Xinquan Automotive
Trim Co., Ltd. 45,220 258,461
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 37,000 235,037
Jiangsu Yangnong Chemical
Co., Ltd., Class A 35,450 297,473
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 102,800 79,306
Jiangsu Yoke Technology Co.,
Ltd., Class A 8,700 172,367
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 49,900 207,480
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 398,980 270,579
Jiangsu Zhongtian Technology
Co., Ltd., Class A 88,800 375,008
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 523,600 206,233
Jiangxi Bank Co., Ltd., Class H 731,500 55,971
Jiangxi Copper Co., Ltd., Class
H 804,000 3,607,009
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 31,500 76,541
Jiangxi Ganneng Co., Ltd.,
Class A 163,100 262,519
Jiangxi Ganyue Expressway
Co., Ltd., Class A 341,000 209,041

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Jiangxi Guotai Group Co., Ltd.,
Class A 87,100 $ 146,512
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 54,400 78,458
*Jiangxi Lianchuang
Optoelectronic Science &
Technology Co., Ltd., Class A 28,900 110,064
*Jiangxi Special Electric Motor
Co., Ltd., Class A 26,400 32,094
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 31,300 99,739
Jiangyin Haida Rubber and
Plastic Co., Ltd. 82,000 99,565
Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 54,400 122,600
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 50,400 208,961
*Jiangyin Zhongnan Heavy
Industries Co., Ltd., Class A 200,400 85,164
Jianmin Pharmaceutical Group
Co., Ltd., Class A 29,600 123,600
Jianshe Industry Group
Yunnan Co., Ltd., Class A 25,200 72,428
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 277,800 456,185
Jiayou International Logistics
Co., Ltd., Class A 123,079 237,104
Jiaze Renewables Co., Ltd. 593,800 407,098
*Jihua Group Corp., Ltd.,
Class A 597,200 159,173
*Jilin Chemical Fibre, Class A 241,400 134,758
Jilin OLED Material Tech Co.,
Ltd. 54,814 288,785
*Jilin Quanyangquan Co., Ltd. 17,400 18,808
Jinbei Automotive Co., Ltd.,
Class A 183,100 89,471
#Jinchuan Group International
Resources Co., Ltd. 1,739,000 2,218
Jinduicheng Molybdenum Co.,
Ltd., Class A 235,700 732,571
Jinghua Pharmaceutical Group
Co., Ltd., Class A 102,300 102,097
Jingjin Equipment, Inc., Class
A 111,460 221,652
Jinhong Gas Co., Ltd., Class A 100,287 385,651
Jinhui Liquor Co., Ltd., Class A 101,900 250,925
*Jinko Solar Co., Ltd., Class A 291,088 187,065
JinkoSolar Holding Co., Ltd.,
Sponsored ADR 48,640 736,410
Jinlei Technology Co., Ltd.,
Class A 49,600 157,392
Jinlongyu Group Co., Ltd. 32,300 108,091
Jinmao Property Services Co.,
Ltd. 356,000 105,325
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 506,600 274,552
Shares Value
CHINA — (Continued)
Jinneng Science&Technology
Co., Ltd., Class A 170,300 $ 112,972
Ω#Jinxin Fertility Group, Ltd. 4,253,000 1,176,929
Jinyu Bio-Technology Co.,
Ltd., Class A 136,400 255,293
*Jinyuan EP Co., Ltd., Class A 75,600 48,807
Jinzai Food Group Co., Ltd. 113,300 182,195
JiuGui Liquor Co., Ltd., Class
A 12,300 76,222
Jiuzhitang Co., Ltd., Class A 148,700 199,268
Jizhong Energy Resources
Co., Ltd., Class A 297,506 208,810
#JL Mag Rare-Earth Co., Ltd.,
Class H 72,400 151,603
JNBY Design, Ltd. 218,500 577,346
Joinn Laboratories China Co.,
Ltd., Class A 21,200 130,401
Ω#Joinn Laboratories China
Co., Ltd., Class H 80,900 228,826
Jointo Energy Investment Co.,
Ltd., Class A 273,700 346,107
Jointown Pharmaceutical
Group Co., Ltd., Class A 257,968 196,721
Jones Tech PLC, Class A 40,000 256,523
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 114,400 344,044
Joyoung Co., Ltd., Class A 68,200 91,493
JS Corrugating Machinery Co.,
Ltd., Class A 40,700 42,487
Ω#*JS Global Lifestyle Co.,
Ltd. 1,419,000 255,151
JSTI Group, Class A 160,300 133,397
#*Ju Teng International
Holdings, Ltd. 222,000 83,799
*Juewei Food Co., Ltd., Class
A 44,000 70,365
Juneyao Airlines Co., Ltd.,
Class A 270,500 443,397
Jutal Offshore Oil Services,
Ltd. 1,327,666 77,036
Jutze Intelligent Technology
Co., Ltd. 17,100 51,781
Kailuan Energy Chemical Co.,
Ltd., Class A 199,200 167,834
Kaishan Group Co., Ltd.,
Class A 160,900 410,267
Kanzhun, Ltd. 26,800 215,313
*KBC Corp., Ltd., Class A 35,649 133,498
KE Holdings, Inc., Class A 764,000 4,230,371
Keboda Technology Co., Ltd.,
Class A 19,300 121,114
Keda Industrial Group Co.,
Ltd., Class A 123,400 301,310
KEDE Numerical Control Co.,
Ltd., Class A 11,660 93,682
*Keep, Inc. 274,900 64,504
Keeson Technology Corp.,
Ltd., Class A 69,700 136,027
Kehua Data Co., Ltd., Class A 116,725 496,048

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Keli Motor Group Co., Ltd. 59,920 $ 84,289
Keli Sensing Technology
Ningbo Co., Ltd. 12,700 95,023
Keshun Waterproof
Technologies Co., Ltd., Class
A 154,880 111,916
Kidswant Digital Technology
Co., Ltd., Class A 226,300 253,328
Kinco Automation Shanghai
Co., Ltd. 1,650 26,729
Kinetic Development Group,
Ltd. 5,624,000 1,212,069
Kingboard Holdings, Ltd. 806,500 4,031,677
Kingboard Laminates
Holdings, Ltd. 1,375,000 5,158,705
*KingClean Electric Co., Ltd.,
Class A 24,000 99,150
*Kingdee International
Software Group Co., Ltd. 1,404,000 1,491,446
Kingfa Sci & Tech Co., Ltd.,
Class A 122,900 281,345
Kingnet Network Co., Ltd.,
Class A 103,700 263,956
*Kingsemi Co., Ltd. 5,582 242,500
*Kingsignal Technology Co.,
Ltd., Class A 15,000 23,988
*Kingsoft Cloud Holdings, Ltd. 1,980,000 1,467,022
Konfoong Materials
International Co., Ltd., Class A 15,321 461,486
KTK Group Co., Ltd., Class A 57,500 84,802
Kuaijishan Shaoxing Wine
Co., Ltd. 71,200 159,091
ΩKuaishou Technology, Class
B 2,870,000 15,994,057
Kuang-Chi Technologies Co.,
Ltd., Class A 14,000 64,015
Kuangda Technology Group
Co., Ltd., Class A 163,700 128,228
Kunlun Energy Co., Ltd. 6,990,000 6,453,734
*Kunlun Tech Co., Ltd., Class
A 21,500 137,531
Kunming Chuan Jin Nuo
Chemical Co., Ltd. 53,800 150,484
Kunshan Dongwei Technology
Co., Ltd., Class A 1,328 10,090
Kunshan Huguang Auto
Harness Co., Ltd. 49,500 127,976
*Kunshan Kersen Science &
Technology Co., Ltd., Class A 38,800 74,688
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 20,600 139,064
Kweichow Moutai Co., Ltd.,
Class A 60,055 12,010,289
*Kyland Technology Co., Ltd.,
Class A 22,800 59,520
Lakala Payment Co., Ltd.,
Class A 49,840 118,080
Lancy Co., Ltd., Class A 88,100 192,940
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 107,100 110,852
Shares Value
CHINA — (Continued)
Lao Feng Xiang Co., Ltd.,
Class A 19,719 $ 105,261
Laobaixing Pharmacy Chain
JSC, Class A 136,268 258,476
Launch Tech Co., Ltd., Class
H 214,500 189,017
LB Group Co., Ltd., Class A 138,000 334,711
LC Logistics, Inc. 43,800 28,710
Leader Harmonious Drive
Systems Co., Ltd., Class A 383 17,221
Lee & Man Chemical Co., Ltd. 150,000 90,288
Lee & Man Paper
Manufacturing, Ltd. 1,640,000 838,655
Lee's Pharmaceutical
Holdings, Ltd. 463,000 63,177
ΩLegend Holdings Corp.,
Class H 1,177,000 1,975,275
Lenovo Group, Ltd. 10,282,000 31,285,518
Lens Technology Co., Ltd.,
Class A 217,900 1,018,936
Leo Group Co., Ltd., Class A 142,500 98,328
*Leoch International
Technology, Ltd. 542,000 64,971
Ω*Lepu Biopharma Co., Ltd. 166,000 90,604
Lepu Medical Technology
Beijing Co., Ltd., Class A 91,800 177,663
#LEPU ScienTech Medical
Technology Shanghai Co.,
Ltd., Class H 20,000 30,402
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 136,100 294,030
Levima Advanced Materials
Corp., Class A 35,900 99,778
Leyard Optoelectronic Co.,
Ltd., Class A 119,200 94,606
*Li Auto, Inc., Class A 99,500 677,579
Li Ning Co., Ltd. 4,302,500 8,312,446
Lianhe Chemical Technology
Co., Ltd., Class A 205,300 458,425
*Lianlian DigiTech Co., Ltd.,
Class H 159,000 83,945
*Liao Ning Oxiranchem, Inc.,
Class A 38,700 43,379
Liaoning Energy Industry Co.,
Ltd., Class A 650,000 312,805
Liaoning Port Co., Ltd., Class
H 572,000 52,520
Lier Chemical Co., Ltd., Class
A 185,300 436,265
#*Lifetech Scientific Corp. 3,692,000 692,109
Lijiang Yulong Tourism Co.,
Ltd., Class A 136,000 174,798
Lily Group Co., Ltd., Class A 25,500 176,711
#Lingbao Gold Group Co.,
Ltd., Class H 964,400 2,373,613
Lingyi iTech Guangdong Co.,
Class A 175,400 322,054
Liuzhou Iron & Steel Co., Ltd.,
Class A 250,800 153,004

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Livzon Pharmaceutical Group,
Inc., Class H 207,700 $ 687,601
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 136,600 383,906
#LK Technology Holdings, Ltd. 935,000 175,277
Loncin Motor Co., Ltd., Class A 211,900 461,553
Ω#Longfor Group Holdings,
Ltd. 3,631,877 3,177,244
Longhua Technology Group
Luoyang Co., Ltd., Class A 86,800 108,735
*LONGi Green Energy
Technology Co., Ltd., Class A 157,940 303,794
Longshine Technology Group
Co., Ltd., Class A 99,800 164,033
Longyan Zhuoyue New Energy
Co., Ltd. 1,055 5,255
Lontium Semiconductor Corp. 12,398 77,343
*Lotus Holdings Co., Ltd. 402,100 484,063
Lucky Harvest Co., Ltd. 69,810 300,187
Luolai Lifestyle Technology
Co., Ltd., Class A 165,100 272,339
Luoniushan Co., Ltd., Class A 148,700 115,817
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 82,200 356,751
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 118,200 97,663
Luxi Chemical Group Co., Ltd.,
Class A 158,500 296,657
Luxshare Precision Industry
Co., Ltd., Class A 282,200 2,401,880
Luyang Energy-Saving
Materials Co., Ltd. 60,900 65,739
Ω#*Luye Pharma Group, Ltd. 3,614,500 935,706
Luzhou Laojiao Co., Ltd.,
Class A 94,400 1,271,033
#Lygend Resources &
Technology Co., Ltd., Class H 68,400 115,489
*Maanshan Iron & Steel Co.,
Ltd., Class H 1,856,000 404,734
*Maccura Biotechnology Co.,
Ltd., Class A 85,800 115,486
*Malion New Materials Co.,
Ltd., Class A 43,600 48,807
Mango Excellent Media Co.,
Ltd., Class A 168,900 409,408
ΩMaoyan Entertainment 635,037 366,044
*Maoye Commercial Co., Ltd.,
Class A 70,400 39,925
*Maxscend Microelectronics
Co., Ltd., Class A 7,400 74,423
Maxvision Technology Corp.,
Class A 25,500 153,452
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 59,600 220,718
*MCC Meili Cloud Computing
Industry Investment Co., Ltd.,
Class A 16,700 37,538
Mehow Innovative, Ltd., Class
A 66,556 155,121
Shares Value
CHINA — (Continued)
MeiG Smart Technology Co.,
Ltd. 18,300 $ 95,112
Meihua Holdings Group Co.,
Ltd., Class A 247,800 298,311
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 317,700 224,865
Ω#*Meitu, Inc. 2,532,000 1,524,056
Ω*Meituan, Class B 1,025,060 12,091,671
Mesnac Co., Ltd., Class A 149,800 128,430
#Metallurgical Corp. of China,
Ltd., Class H 2,237,000 427,910
*M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 226,200 97,803
#MicroPort NeuroScientific
Corp. 127,224 145,207
*Microport Scientific Corp. 668,900 573,226
Micro-Tech Nanjing Co., Ltd. 19,129 206,461
Midea Group Co., Ltd., Class A 126,334 1,638,709
Midea Group Co., Ltd., Class
H 143,100 1,813,021
Ω*Midea Real Estate Holding,
Ltd. 311,600 119,210
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 32,500 281,765
Ming Yang Smart Energy
Group, Ltd., Class A 66,900 110,453
MINISO Group Holding, Ltd. 583,200 1,906,913
Minmetals Development Co.,
Ltd., Class A 180,600 256,457
Minth Group, Ltd. 1,448,000 5,107,590
Miracle Automation
Engineering Co., Ltd. 31,400 76,903
Miracll Chemicals Co., Ltd. 8,900 16,710
Mloptic Corp., Class A 316 14,856
*MLS Co., Ltd., Class A 310,500 468,044
*MMG, Ltd. 8,080,000 8,645,072
Ω*Mobvista, Inc. 957,000 1,360,762
Monalisa Group Co., Ltd.,
Class A 79,100 107,405
Montage Technology Co., Ltd.,
Class A 6,396 194,056
Moon Environment Technology
Co., Ltd., Class A 103,480 540,890
#Morimatsu International
Holdings Co., Ltd. 761,000 635,655
Motic Xiamen Electric Group
Co., Ltd. 34,200 67,505
Muyuan Foods Group Co.,
Ltd., Class A 365,100 2,122,461
MYS Group Co., Ltd., Class A 407,200 276,154
Nancal Technology Co., Ltd. 46,500 276,794
Nanfang Pump Industry Co.,
Ltd., Class A 325,300 203,752
*Nanhua Futures Co., Ltd. 77,700 200,423
NanJi E-Commerce Co., Ltd.,
Class A 347,500 159,512
Nanjing Cosmos Chemical
Co., Ltd. 61,540 101,513

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 44,800 $ 225,413
Nanjing Iron & Steel Co., Ltd.,
Class A 182,900 136,226
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 82,700 99,068
Nanjing Pharmaceutical Group
Co., Ltd. 437,970 328,799
Nanjing Securities Co., Ltd.,
Class A 167,200 169,344
Nanjing Tanker Corp. 468,700 252,624
Nantong Jianghai Capacitor
Co., Ltd., Class A 47,300 411,198
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 67,400 210,981
NARI Technology Co., Ltd.,
Class A 325,960 1,175,279
*National Silicon Industry
Group Co., Ltd., Class A 33,449 116,294
NAURA Technology Group
Co., Ltd., Class A 10,665 1,084,914
*NavInfo Co., Ltd., Class A 84,500 83,582
NBTM New Materials Group
Co., Ltd., Class A 47,000 184,147
#NetDragon Websoft Holdings,
Ltd. 353,000 362,832
Ω*NetEase Cloud Music, Inc. 103,950 1,688,843
NetEase, Inc. 562,200 14,898,128
NetEase, Inc., Sponsored ADR 118,021 15,728,659
Neusoft Corp., Class A 125,200 156,653
#Neutech Group, Ltd. 320,000 86,513
New China Life Insurance Co.,
Ltd., Class H 1,193,800 7,362,294
New Guomai Digital Culture
Co., Ltd., Class A 54,300 87,721
New Hope Dairy Co., Ltd.,
Class A 45,300 122,349
*New Hope Liuhe Co., Ltd.,
Class A 175,200 181,597
Ω#*<New Horizon Health, Ltd. 61,500 20,783
*New Journey Health
Technology Group Co., Ltd. 578,300 178,112
New Trend International Logis-
Tech Co., Ltd. 66,500 69,814
Neway Valve Suzhou Co.,
Ltd., Class A 38,000 256,469
#*Newborn Town, Inc. 610,000 633,990
Newland Digital Technology
Co., Ltd., Class A 65,700 182,797
Nexteer Automotive Group,
Ltd. 2,406,000 1,288,666
*Nine Dragons Paper
Holdings, Ltd. 2,713,000 2,612,114
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 200 207
Ningbo Boway Alloy Material
Co., Ltd. 71,400 176,349
Shares Value
CHINA — (Continued)
*Ningbo Changhong Polymer
Scientific & Technical, Inc. 15,200 $ 26,558
Ningbo Construction Co., Ltd.,
Class A 123,300 79,968
Ningbo Deye Technology
Corp., Class A 29,500 357,360
Ningbo Exciton Technology
Co., Ltd. 29,800 95,886
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 61,400 173,925
Ningbo Huaxiang Electronic
Co., Ltd., Class A 166,300 461,958
Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 103,500 201,685
Ningbo Jintian Copper Group
Co., Ltd. 240,500 350,419
Ningbo Joyson Electronic
Corp., Class A 93,400 284,899
Ningbo KBE Electrical
Technology Co., Ltd. 5,420 26,637
Ningbo Menovo
Pharmaceutical Co., Ltd. 25,400 92,974
Ningbo Orient Wires & Cables
Co., Ltd., Class A 23,040 140,388
Ningbo Peacebird Fashion
Co., Ltd., Class A 68,900 136,914
*Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 31,436 130,103
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 109,900 269,648
*Ningbo Shanshan Co., Ltd.,
Class A 108,300 204,143
*Ningbo Solartron Technology
Co., Ltd. 9,549 16,529
Ningbo Sunrise Elc
Technology Co., Ltd. 30,900 118,322
Ningbo Tuopu Group Co., Ltd.,
Class A 78,155 539,866
Ningbo Xusheng Group Co.,
Ltd., Class A 62,400 105,426
Ningbo Yongxin Optics Co.,
Ltd., Class A 7,000 91,224
Ningbo Yunsheng Co., Ltd.,
Class A 102,900 166,995
Ningbo Zhoushan Port Co.,
Ltd., Class A 260,700 134,338
Ningxia Baofeng Energy Group
Co., Ltd., Class A 456,700 1,574,991
Ningxia Building Materials
Group Co., Ltd., Class A 49,900 96,646
Ningxia Orient Tantalum
Industry Co., Ltd. 32,500 211,168
Ningxia Western Venture
Industrial Co., Ltd. 144,100 78,948
*NIO, Inc., Class A 329,800 1,632,682
#*Niu Technologies, ADR 12,881 33,362
NKY Medical Holdings, Ltd.,
Class A 92,040 168,178
ΩNongfu Spring Co., Ltd.,
Class H 1,178,000 6,576,826

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Norinco International
Cooperation, Ltd., Class A 240,840 $ 331,657
North Chemical Industries Co.,
Ltd., Class A 54,600 159,433
North China Pharmaceutical
Co., Ltd. 351,000 250,514
North Copper Co., Ltd., Class
A 148,100 294,296
North Electro-Optic Co., Ltd. 16,000 38,215
*North Huajin Chemical
Industries Co., Ltd., Class A 212,000 145,343
North Industries Group Red
Arrow Co., Ltd., Class A 55,200 117,619
Northeast Pharmaceutical
Group Co., Ltd., Class A 450,000 305,180
Northeast Securities Co., Ltd.,
Class A 165,100 198,265
Northking Information
Technology Co., Ltd., Class A 93,325 157,536
Novoray Corp., Class A 11,628 184,784
*NSFOCUS Technologies
Group Co., Ltd., Class A 60,800 66,981
*Nuode New Materials Co.,
Ltd., Class A 177,500 214,470
NYOCOR Co., Ltd., Class A 353,200 336,809
Ω#*Ocumension Therapeutics 163,500 105,503
Offshore Oil Engineering Co.,
Ltd., Class A 354,700 300,424
*OFILM Group Co., Ltd., Class
A 138,200 147,748
Olympic Circuit Technology
Co., Ltd., Class A 37,600 175,490
OmniVision Integrated Circuits
Group, Inc. 28,835 378,722
#Onewo, Inc., Class H 301,300 649,354
Oppein Home Group, Inc.,
Class A 40,000 206,118
Opple Lighting Co., Ltd., Class
A 53,100 136,497
OPT Machine Vision Tech Co.,
Ltd., Class A 6,070 93,386
ORG Technology Co., Ltd.,
Class A 505,100 369,472
Orient International Enterprise,
Ltd., Class A 111,300 103,663
ΩOrient Securities Co., Ltd.,
Class H 412,400 300,296
*Oriental Energy Co., Ltd.,
Class A 223,100 185,988
*Ourpalm Co., Ltd., Class A 165,500 107,337
Ovctek China, Inc., Class A 150,700 255,949
*Pacific Securities Co., Ltd.
(The), Class A 157,875 80,885
*Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 168,240 259,831
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 208,000 94,862
*Pantum Technology Co., Ltd. 35,100 88,459
Shares Value
CHINA — (Continued)
PCI Technology Group Co.,
Ltd., Class A 267,500 $ 192,503
*PDD Holdings, Inc.,
Sponsored ADR 263,408 23,327,412
Ω#*Peijia Medical, Ltd. 276,000 141,492
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 669,200 –
Pengxin International Mining
Co., Ltd., Class A 166,400 163,606
People.cn Co., Ltd., Class A 29,800 74,264
People's Insurance Co. Group
of China, Ltd. (The), Class H 6,227,000 4,335,776
*Perennial Energy Holdings,
Ltd. 905,000 94,636
Perfect World Co., Ltd., Class
A 84,100 136,609
#Persistence Gold Group, Ltd. 675,000 66,281
PetroChina Co., Ltd., Class H 20,074,000 25,445,771
PharmaBlock Sciences
Nanjing, Inc., Class A 29,100 157,793
ΩPharmaron Beijing Co., Ltd.,
Class H 343,475 1,003,058
*Phenix Optical Co., Ltd. 24,300 54,117
PhiChem Corp., Class A 58,500 272,603
PICC Property & Casualty Co.,
Ltd., Class H 5,854,000 12,243,114
Ping An Bank Co., Ltd., Class
A 492,300 847,788
Ω#*Ping An Healthcare and
Technology Co., Ltd. 212,300 211,715
Ping An Insurance Group Co.
of China, Ltd. 5,758,500 43,069,785
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 290,000 343,101
Piotech, Inc. 3,483 342,952
*PNC Process Systems Co.,
Ltd., Class A 34,800 111,819
POCO Holding Co., Ltd., Class
A 14,980 128,852
*Polaris Bay Group Co., Ltd.,
Class A 277,100 246,187
Poly Developments and
Holdings Group Co., Ltd.,
Class A 282,100 220,554
Poly Property Group Co., Ltd. 2,601,853 504,338
*Poly Union Chemical Holding
Group Co., Ltd., Class A 27,600 26,769
*Pony Testing International
Group Co., Ltd., Class A 73,000 76,314
Ω#Pop Mart International
Group, Ltd. 637,800 13,225,143
Porton Pharma Solutions, Ltd.,
Class A 99,700 229,416
ΩPostal Savings Bank of
China Co., Ltd., Class H 4,491,000 2,909,391
Pou Sheng International
Holdings, Ltd. 593,000 24,199
Power Construction Corp. of
China, Ltd., Class A 659,900 477,820

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Precision Tsugami China
Corp., Ltd. 137,000 $ 908,488
Prinx Chengshan Holdings,
Ltd. 210,500 179,586
*Productive Technologies Co.,
Ltd. 1,224,000 33,872
Pulike Biological Engineering,
Inc. 18,400 28,308
Puyang Huicheng Electronic
Material Co., Ltd., Class A 17,800 34,686
Pylon Technologies Co., Ltd.,
Class A 32,591 210,070
Q Technology Group Co., Ltd. 1,054,000 924,750
*Qi An Xin Technology Group,
Inc. 17,574 70,339
Qianhe Condiment and Food
Co., Ltd., Class A 105,920 124,060
Qiming Information
Technology Co., Ltd., Class A 28,500 60,010
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 86,000 123,268
*Qingdao Citymedia Co., Ltd. 62,500 46,736
Qingdao East Steel Tower
Stock Co., Ltd., Class A 281,600 781,411
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 46,900 72,085
*Qingdao Gaoce Technology
Co., Ltd., Class A 169,961 202,844
Qingdao Gon Technology Co.,
Ltd., Class A 115,884 805,632
Qingdao Haier Biomedical Co.,
Ltd., Class A 44,054 184,151
Qingdao Hanhe Cable Co.,
Ltd., Class A 392,700 397,154
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 58,220 106,985
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 11,460 134,702
Qingdao NovelBeam
Technology Co., Ltd. 10,189 103,272
ΩQingdao Port International
Co., Ltd., Class H 1,152,000 1,044,522
Qingdao Rural Commercial
Bank Corp., Class A 389,800 182,969
Qingdao Sentury Tire Co.,
Ltd., Class A 83,240 181,927
Qingdao TGOOD Electric Co.,
Ltd., Class A 27,700 143,967
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 44,600 45,502
*Qinghai Salt Lake Industry
Co., Ltd., Class A 247,500 1,001,229
#Qinhuangdao Port Co., Ltd.,
Class H 881,000 264,021
*QuakeSafe Technologies Co.,
Ltd., Class A 2,100 4,938
Shares Value
CHINA — (Continued)
QuantumCTek Co., Ltd., Class
L 617 $ 35,191
Queclink Wireless Solutions
Co., Ltd., Class A 40,100 61,218
Quectel Wireless Solutions
Co., Ltd., Class A 28,876 193,607
Quick Intelligent Equipment
Co., Ltd. 26,130 143,469
*Quzhou DFP New Material
Group Co., Ltd. 313,200 152,579
Rainbow Digital Commercial
Co., Ltd., Class A 226,300 153,136
Range Intelligent Computing
Technology Group Co., Ltd. 26,500 248,190
Rastar Group, Class A 250,400 176,489
Rayhoo Motor Dies Co., Ltd. 33,800 132,179
Raytron Technology Co., Ltd.,
Class A 13,967 292,952
Realcan Pharmaceutical
Group Co., Ltd., Class A 89,400 36,404
Red Avenue New Materials
Group Co., Ltd., Class A 19,300 154,865
Ω*Red Star Macalline Group
Corp., Ltd., Class H 743,400 100,490
Ω*Remegen Co., Ltd., Class H 112,500 1,172,831
Renhe Pharmacy Co., Ltd.,
Class A 206,100 165,713
*REPT BATTERO Energy Co.,
Ltd., Class H 387,200 532,785
Rianlon Corp., Class A 68,700 383,000
Richinfo Technology Co., Ltd.,
Class A 37,300 111,347
*Risen Energy Co., Ltd., Class
A 131,700 185,067
Riyue Heavy Industry Co.,
Ltd., Class A 130,400 197,143
Rizhao Port Co., Ltd., Class A 436,700 179,765
*RoboSense Technology Co.,
Ltd. 4,300 13,062
RoboTechnik Intelligent
Technology Co., Ltd., Class A 2,000 123,067
Rockchip Electronics Co., Ltd.,
Class A 6,600 183,730
*RongFa Nuclear Equipment
Co., Ltd., Class A 139,300 118,397
Rongsheng Petrochemical
Co., Ltd., Class A 412,800 755,502
*Roshow Technology Co., Ltd.,
Class A 102,300 92,554
Ruida Futures Co., Ltd., Class
A 83,000 242,115
Runjian Co., Ltd., Class A 34,000 241,505
*Ruyi Film Entertainment Co.,
Ltd., Class A 104,000 133,823
Sai Micro Electronics, Inc.,
Class A 29,400 122,242
Sailun Group Co., Ltd., Class
A 246,700 517,261
*Sanan Optoelectronics Co.,
Ltd., Class A 89,000 161,305

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Sanchuan Wisdom Technology
Co., Ltd., Class A 72,600 $ 53,213
Sangfor Technologies, Inc.,
Class A 5,600 99,265
Sanjiang Shopping Club Co.,
Ltd., Class A 86,100 131,826
Sanquan Food Co., Ltd., Class
A 88,700 174,027
Sansteel Minguang Co., Ltd.
Fujian, Class A 356,402 172,042
Sansure Biotech, Inc., Class A 65,154 148,959
*Sanwei Holding Group Co.,
Ltd. 37,200 41,092
Sany Heavy Equipment
International Holdings Co., Ltd. 1,565,000 1,482,854
Sany Heavy Industry Co., Ltd.,
Class A 327,000 995,032
Satellite Chemical Co., Ltd.,
Class A 184,135 692,272
SDIC Capital Co., Ltd., Class A 159,700 154,181
SDIC Power Holdings Co.,
Ltd., Class A 135,700 306,427
Sealand Securities Co., Ltd.,
Class A 181,100 102,974
#*Seazen Group, Ltd. 4,950,000 908,998
*Seazen Holdings Co., Ltd.,
Class A 66,200 110,180
*<S-Enjoy Service Group Co.,
Ltd. 404,000 27,048
Seres Group Co., Ltd., Class A 102,800 947,567
SF Diamond Co., Ltd. 2,700 11,802
SF Holding Co., Ltd. 195,200 841,877
SF Holding Co., Ltd., Class A 276,900 1,434,645
SG Micro Corp., Class A 6,318 89,558
*Shaanxi Aerospace Power
Hi-Tech Co., Ltd. 5,700 14,753
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 206,800 112,688
Shaanxi Coal Industry Co.,
Ltd., Class A 616,600 2,264,294
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 307,000 133,648
*Shaanxi Construction
Machinery Co., Ltd., Class A 97,200 58,435
*Shaanxi Fenghuo Electronics
Co., Ltd., Class A 51,900 57,868
*Shaanxi Heimao Coking Co.,
Ltd., Class A 199,200 95,863
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 97,700 106,765
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 209,900 267,915
#*Shandong BoAn
Biotechnology Co., Ltd., Class
H 9,800 5,874
Shandong Bohui Paper
Industrial Co., Ltd., Class A 388,300 282,885
Shares Value
CHINA — (Continued)
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 80,000 $ 186,691
Shandong Dawn Polymer Co.,
Ltd., Class A 47,525 181,278
*Shandong Denghai Seeds
Co., Ltd., Class A 66,800 86,747
Shandong Dongyue Silicone
Material Co., Ltd., Class A 106,200 224,402
ΩShandong Gold Mining Co.,
Ltd., Class H 788,500 2,027,158
*Shandong Haihua Co., Ltd.,
Class A 93,400 58,363
Shandong Head Group Co.,
Ltd., Class A 117,500 336,838
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 56,940 439,946
Shandong Hi-speed Co., Ltd.,
Class A 47,600 79,998
*Shandong Hi-Speed New
Energy Group, Ltd. 42,000 5,945
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 186,400 140,765
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 169,510 540,904
*Shandong Huatai Paper
Industry Shareholding Co., Ltd. 216,300 104,092
Shandong Humon Smelting
Co., Ltd., Class A 112,700 223,785
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 75,700 144,374
*Shandong Jinjing Science &
Technology Co., Ltd., Class A 325,400 204,778
Shandong Lukang Pharma 179,200 195,561
*Shandong Molong Petroleum
Machinery Co., Ltd., Class H 124,000 79,698
Shandong Nanshan Aluminum
Co., Ltd., Class A 600,900 419,973
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 89,700 84,740
Shandong Pharmaceutical
Glass Co., Ltd., Class A 112,300 331,908
Shandong Publishing & Media
Co., Ltd., Class A 77,300 85,960
Shandong Sun Paper Industry
JSC, Ltd., Class A 241,900 521,525
Shandong Taihe Technologies
Co., Ltd. 29,200 96,679
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 21,190 177,530
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 4,014,400 1,720,106
Shandong WIT Dyne Health
Co., Ltd., Class A 78,575 302,391

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shandong Xiantan Group Co.,
Ltd. 137,200 $ 124,738
#Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 218,000 170,417
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 157,300 202,873
Shanghai Acrel Co., Ltd. 30,000 89,288
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd. 122,600 183,535
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 112,300 205,530
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 11,797 194,247
Shanghai AtHub Co., Ltd.,
Class A 73,334 263,652
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 77,680 236,948
Shanghai Baolong Automotive
Corp., Class A 36,300 155,716
Shanghai Baosight Software
Co., Ltd., Class A 30,895 85,044
Shanghai Baosteel Packaging
Co., Ltd., Class A 176,300 118,257
Shanghai Belling Co., Ltd.,
Class A 40,200 136,968
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 9,126 141,497
*Shanghai Bright Meat Group
Co., Ltd., Class A 118,700 92,100
#Shanghai Chicmax Cosmetic
Co., Ltd., Class H 81,500 309,096
Shanghai Chinafortune Co.,
Ltd., Class A 69,800 136,429
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 106,500 164,637
Shanghai Construction Group
Co., Ltd., Class A 837,000 293,732
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 127,807 181,678
Shanghai Datun Energy
Resources Co., Ltd., Class A 138,320 175,527
*Shanghai DZH, Ltd., Class A 18,400 22,913
Shanghai Electric Group Co.,
Ltd., Class H 892,000 366,282
Shanghai Electric Power Co.,
Ltd., Class A 94,400 202,264
Shanghai Environment Group
Co., Ltd., Class A 152,040 160,293
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 104,800 85,815
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 43,600 65,916
Shares Value
CHINA — (Continued)
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 523,500 $ 1,096,188
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 165,000 504,157
#*Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 130,000 40,119
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 13,200 109,906
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 46,080 112,242
Shanghai Gentech Co., Ltd. 38,340 282,211
Shanghai Haixin Group Co. 57,400 66,890
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 82,500 311,754
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 43,600 91,630
Ω#*Shanghai Henlius Biotech,
Inc., Class H 30,800 218,580
Shanghai Huace Navigation
Technology, Ltd., Class A 19,040 80,040
Shanghai Huafon Aluminium
Corp., Class A 88,800 206,175
Shanghai Huayi Group Co.,
Ltd., Class A 117,600 143,313
*Shanghai Industrial
Development Co., Ltd., Class
A 194,200 106,684
#Shanghai Industrial Holdings,
Ltd. 571,000 1,007,056
*Shanghai Industrial Urban
Development Group, Ltd. 1,740,000 51,923
Shanghai INT Medical
Instruments Co., Ltd., Class H 60,600 257,652
Shanghai International Airport
Co., Ltd., Class A 59,400 217,075
Shanghai Jahwa United Co.,
Ltd., Class A 86,100 234,584
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 90,800 262,045
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 60,800 87,508
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 135,300 110,189
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 15,000 35,782
Shanghai Liangxin Electrical
Co., Ltd., Class A 119,000 158,939
Shanghai Lingang Holdings
Corp., Ltd., Class A 128,100 169,955
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 39,800 47,323

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shanghai M&G Stationery,
Inc., Class A 44,140 $ 152,942
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 36,200 102,863
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 19,695 272,529
*Shanghai Milkground Food
Tech Co., Ltd., Class A 55,500 189,262
Shanghai Moons' Electric Co.,
Ltd., Class A 2,600 19,034
*Shanghai New Power
Automotive Technology Co.,
Ltd. 243,200 210,307
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 767,000 1,175,696
Shanghai Pioneer Holding, Ltd. 30,000 8,417
Shanghai Pret Composites
Co., Ltd., Class A 95,100 128,144
Shanghai Pudong Construction
Co., Ltd., Class A 123,300 94,209
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 588,300 828,432
Shanghai Putailai New Energy
Technology Group Co., Ltd. 111,235 392,009
Shanghai QiFan Cable Co.,
Ltd., Class A 67,000 181,454
Shanghai RAAS Blood
Products Co., Ltd., Class A 211,700 162,378
*Shanghai Runda Medical
Technology Co., Ltd., Class A 23,500 34,832
Shanghai Rural Commercial
Bank Co., Ltd., Class A 202,000 256,934
Shanghai Shenda Co., Ltd.,
Class A 163,400 84,441
*Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 215,100 138,550
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 185,600 242,945
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 9,900 123,724
Shanghai Stonehill Technology
Co., Ltd., Class A 136,800 137,744
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 58,700 100,392
Shanghai Tunnel Engineering
Co., Ltd., Class A 237,000 198,278
*Shanghai Vital Microtech Co.,
Ltd. 34,800 134,029
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 54,500 70,693
Shanghai Yaoji Technology
Co., Ltd., Class A 51,600 141,809
Shares Value
CHINA — (Continued)
Shanghai Yct Electronics
Group Co., Ltd., Class A 3,350 $ 21,280
*Shanghai Yuyuan Tourist
Mart Group Co., Ltd., Class A 152,700 105,140
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 31,900 151,862
Shanghai Zhenhua Heavy
Industries Co., Ltd. 261,900 167,919
Shanghai Zhezhong Group
Co., Ltd. 14,100 35,765
Shanghai Zhonggu Logistics
Co., Ltd., Class A 252,896 403,681
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 325,100 305,199
Shanjin International Gold Co.,
Ltd., Class A 124,900 432,399
Shannon Semiconductor
Technology Co., Ltd. 16,600 358,355
Shantou Wanshun New
Material Group Co., Ltd., Class
A 94,400 84,987
Shantui Construction
Machinery Co., Ltd., Class A 299,600 502,631
Shanxi Blue Flame Holding
Co., Ltd., Class A 318,900 328,656
Shanxi Coal International
Energy Group Co., Ltd., Class
A 316,600 592,096
Shanxi Coking Co., Ltd., Class
A 287,200 153,947
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 357,060 343,663
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 592,200 283,236
Shanxi Hi-speed Group Co.,
Ltd. 192,900 134,534
*Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 228,620 236,630
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 328,100 119,028
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 143,600 321,077
*Shanxi Meijin Energy Co.,
Ltd., Class A 199,200 106,481
Shanxi Securities Co., Ltd.,
Class A 103,300 82,751
Shanxi Taigang Stainless
Steel Co., Ltd., Class A 261,100 140,343
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 73,400 1,382,921
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 129,200 94,316
Sharetronic Data Technology
Co., Ltd. 12,348 394,663
Shede Spirits Co., Ltd., Class
A 24,800 142,409
Shenergy Co., Ltd., Class A 24,700 31,271

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shengda Resources Co., Ltd.,
Class A 53,400 $ 200,841
Shenghe Resources Holding
Co., Ltd., Class A 46,670 143,049
Shengyi Electronics Co., Ltd.,
Class A 15,948 223,160
Shengyi Technology Co., Ltd.,
Class A 62,100 971,399
*Shenma Industry Co., Ltd. 127,700 120,072
Shennan Circuits Co., Ltd.,
Class A 17,660 805,414
ΩShenwan Hongyuan Group
Co., Ltd., Class H 922,400 302,307
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 22,464 141,302
Shenzhen Absen
Optoelectronic Co., Ltd. 64,400 115,576
Shenzhen Agricultural Power
Group Co., Ltd., Class A 235,600 206,875
Shenzhen Airport Co., Ltd.,
Class A 151,600 151,973
Shenzhen Aisidi Co., Ltd.,
Class A 125,900 186,611
*Shenzhen Anche
Technologies Co., Ltd., Class
A 100 258
*Shenzhen Baoming
Technology Co., Ltd., Class A 6,800 31,677
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 246,900 424,820
*Shenzhen Bauing
Construction Holding Group
Co., Ltd., Class A 198,600 90,281
Shenzhen BSC Technology
Co., Ltd., Class A 19,200 154,944
Shenzhen Capchem
Technology Co., Ltd., Class A 22,100 204,854
Shenzhen Center Power Tech
Co., Ltd., Class A 35,400 90,054
Shenzhen Cereals Holdings
Co., Ltd., Class A 210,600 190,848
Shenzhen Changhong
Technology Co., Ltd., Class A 60,700 122,507
Shenzhen Chipscreen
Biosciences Co., Ltd. 19,551 76,601
Shenzhen Click Technology
Co., Ltd., Class A 55,200 110,671
*Shenzhen Clou Electronics
Co., Ltd., Class A 166,500 124,257
Shenzhen Colibri Technologies
Co., Ltd., Class A 34,200 171,319
Shenzhen Comix Group Co.,
Ltd., Class A 171,300 167,916
*Shenzhen Das Intellitech Co.,
Ltd., Class A 314,700 133,738
Shenzhen Desay Battery
Technology Co., Class A 69,010 249,333
*Shenzhen Dynanonic Co.,
Ltd., Class A 27,300 172,773
Shares Value
CHINA — (Continued)
Shenzhen Energy Group Co.,
Ltd., Class A 131,200 $ 126,083
Shenzhen Envicool
Technology Co., Ltd., Class A 55,382 389,119
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 91,500 373,674
Shenzhen Expressway Corp.,
Ltd., Class H 500,000 433,585
Shenzhen Farben Information
Technology Co., Ltd. 32,800 75,086
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 26,200 106,726
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 350,500 115,737
*Shenzhen Fenda Technology
Co., Ltd., Class A 79,600 51,036
Shenzhen Forms Syntron
Information Co., Ltd., Class A 24,600 81,121
Shenzhen FRD Science &
Technology Co., Ltd., Class A 39,800 186,936
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 167,400 163,350
Shenzhen Gas Corp., Ltd.,
Class A 152,000 147,422
Shenzhen Gongjin Electronics
Co., Ltd., Class A 126,100 270,932
Shenzhen Goodix Technology
Co., Ltd., Class A 9,300 72,159
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 64,500 191,970
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 225,000 123,380
Shenzhen Honor Electronic
Co., Ltd. 3,640 95,228
Shenzhen Hopewind Electric
Co., Ltd. 53,000 221,075
Shenzhen Huaqiang Industry
Co., Ltd., Class A 49,500 159,640
*Shenzhen Infogem
Technologies Co., Ltd., Class
A 4,800 21,095
Shenzhen Inovance
Technology Co., Ltd., Class A 25,200 239,037
#Shenzhen International
Holdings, Ltd. 2,251,108 1,751,142
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 116
#*Shenzhen Investment, Ltd. 3,520,000 305,244
Shenzhen Invt Electric Co.,
Ltd., Class A 203,000 196,285
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 69,100 78,581
*Shenzhen Jinjia Group Co.,
Ltd., Class A 173,800 96,507

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen JPT Opto-
Electronics Co., Ltd., Class A 818 $ 33,672
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 148,300 153,715
Shenzhen Kaifa Technology
Co., Ltd., Class A 41,500 228,780
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 66,300 123,207
Shenzhen Kedali Industry Co.,
Ltd., Class A 14,700 396,831
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 71,200 116,815
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 135,900 378,517
Shenzhen Kinwong Electronic
Co., Ltd., Class A 38,900 418,756
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 68,900 312,393
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 106,200 154,424
Shenzhen Leaguer Co., Ltd.,
Class A 157,000 165,290
Shenzhen Lifotronic
Technology Co., Ltd. 52,053 84,168
Shenzhen Megmeet Electrical
Co., Ltd., Class A 22,300 351,502
Shenzhen Microgate
Technology Co., Ltd., Class A 88,900 185,609
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 19,600 461,108
Shenzhen MTC Co., Ltd.,
Class A 302,100 332,366
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 39,700 281,405
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 349,500 109,196
Shenzhen Noposin Crop
Science Co., Ltd., Class A 185,500 254,625
#Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 577,500 106,786
Shenzhen Qingyi Photomask,
Ltd. 27,185 111,100
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 24,400 120,240
Shenzhen SC New Energy
Technology Corp., Class A 33,600 284,486
Shenzhen SED Industry Co.,
Ltd., Class A 44,100 88,417
Shenzhen SEG Co., Ltd.,
Class A 65,700 64,694
Shenzhen Senior Technology
Material Co., Ltd., Class A 93,000 183,565
Shenzhen Sinexcel Electric
Co., Ltd. 54,200 272,790
Shares Value
CHINA — (Continued)
Shenzhen Sunline Tech Co.,
Ltd., Class A 76,900 $ 109,542
Shenzhen Sunlord Electronics
Co., Ltd., Class A 41,100 260,473
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 28,900 114,001
Shenzhen Sunway
Communication Co., Ltd.,
Class A 29,300 249,380
Shenzhen Tagen Group Co.,
Ltd., Class A 239,300 119,058
Shenzhen Topband Co., Ltd.,
Class A 173,800 264,300
*Shenzhen Topraysolar Co.,
Ltd. 238,700 140,674
*Shenzhen Topway Video
Communication Co., Ltd.,
Class A 65,800 58,752
Shenzhen Transsion Holdings
Co., Ltd., Class A 22,486 214,658
Shenzhen United Winners
Laser Co., Ltd., Class A 29,791 81,432
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 26,300 77,575
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 107,600 266,076
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 141,400 93,800
Shenzhen Yinghe Technology
Co., Ltd., Class A 115,900 355,763
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 32,800 61,536
*Shenzhen Ysstech Info-tech
Co., Ltd., Class A 33,000 69,094
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 70,095 272,870
*Shenzhen Zhenye Group Co.,
Ltd., Class A 135,200 130,527
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 534,200 499,127
Shenzhou International Group
Holdings, Ltd. 1,075,000 6,111,444
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 14,200 134,212
Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 229,300 451,578
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 90,500 226,337
Shinva Medical Instrument
Co., Ltd., Class A 149,530 287,396
#Shiyue Daotian Group Co.,
Ltd. 52,800 27,674
Shougang Century Holdings,
Ltd. 113,200 23,963

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*<Shouhang High-Tech
Energy Co., Ltd., Class A 178,100 $ 1,846
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 122,000 73,344
#*Shui On Land, Ltd. 4,323,000 297,697
*Siasun Robot & Automation
Co., Ltd., Class A 24,500 55,759
Sichuan Changhong Electric
Co., Ltd., Class A 165,200 169,765
*Sichuan Chengfei Integration
Technology Corp., Class A 37,900 128,402
Sichuan Chuantou Energy Co.,
Ltd., Class A 84,900 198,755
Sichuan Development Lomon
Co., Ltd., Class A 145,800 183,076
Sichuan EM Technology Co.,
Ltd., Class A 79,600 404,636
#Sichuan Expressway Co.,
Ltd., Class H 616,000 380,208
Sichuan Furong Technology
Co., Ltd., Class A 55,471 74,335
*Sichuan Haite High-tech Co.,
Ltd., Class A 167,800 232,317
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 399,400 140,163
*Sichuan Hexie Shuangma
Co., Ltd., Class A 76,100 238,890
*Sichuan Hongda Co., Ltd. 103,200 191,779
Sichuan Injet Electric Co., Ltd.,
Class A 26,500 171,869
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 39,100 76,771
Sichuan Jiuzhou Electric Co.,
Ltd., Class A 10,200 17,414
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 53,500 344,129
*Sichuan Kelun-Biotech
Biopharmaceutical Co., Ltd.,
Class H 5,600 345,501
*Sichuan Lutianhua Co., Ltd.,
Class A 240,800 128,362
Sichuan New Energy Power
Co., Ltd., Class A 99,400 180,449
Sichuan Road and Bridge
Group Co., Ltd., Class A 389,560 520,882
Sichuan Teway Food Group
Co., Ltd., Class A 106,800 239,744
Sichuan Yahua Industrial
Group Co., Ltd., Class A 44,100 114,472
Sihuan Pharmaceutical
Holdings Group, Ltd. 4,024,000 461,845
SIIC Environment Holdings,
Ltd. 378,000 47,722
ΩSimcere Pharmaceutical
Group, Ltd. 810,000 1,275,696
Sineng Electric Co., Ltd., Class
A 51,240 188,013
Sino Biopharmaceutical, Ltd. 403,000 258,505
Shares Value
CHINA — (Continued)
Sino GeoPhysical Co., Ltd.,
Class A 11,900 $ 50,836
Sino Wealth Electronic, Ltd.,
Class A 8,300 26,116
*Sinocare, Inc., Class A 55,800 135,092
*Sinochem International Corp.,
Class A 143,251 97,150
Sinofert Holdings, Ltd. 5,018,000 831,897
Sinofibers Technology Co.,
Ltd., Class A 27,700 100,162
Sinolink Securities Co., Ltd.,
Class A 137,600 178,077
Sinoma International
Engineering Co., Class A 245,100 289,254
Sinoma Science & Technology
Co., Ltd., Class A 79,600 508,476
Sinomach Automobile Co.,
Ltd., Class A 237,000 184,241
*Sinomach Heavy Equipment
Group Co., Ltd. 296,100 146,002
Sinomach Precision Industry
Group Co., Ltd. 34,000 212,154
Sinomine Resource Group
Co., Ltd., Class A 20,860 145,360
Sinopec Engineering Group
Co., Ltd., Class H 1,685,000 1,164,648
*Sinopec Oilfield Equipment
Corp., Class A 122,000 95,202
#*Sinopec Oilfield Service
Corp., Class H 3,014,000 245,991
#*Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 3,954,000 569,784
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 9,374 36,908
Sinopharm Group Co., Ltd.,
Class H 2,477,200 5,490,427
Sino-Platinum Metals Co., Ltd.,
Class A 173,360 470,018
Sinoseal Holding Co., Ltd.,
Class A 25,400 111,817
Sinosoft Co., Ltd., Class A 58,040 120,576
Sinosteel Engineering &
Technology Co., Ltd., Class A 353,600 273,837
Sinosteel New Materials Co.,
Ltd., Class A 92,300 109,748
*Sino-Synergy Hydrogen
Energy Technology Jiaxing
Co., Ltd., Class H 23,500 7,222
Sinotrans, Ltd., Class H 2,188,000 1,316,997
Sinotruk Jinan Truck Co., Ltd.,
Class A 105,900 363,956
*Sipai Health Technology Co.,
Ltd. 316,600 53,294
Sirio Pharma Co., Ltd., Class A 43,896 111,602
Skshu Paint Co., Ltd., Class A 32,048 111,139
Skyworth Digital Co., Ltd.,
Class A 60,100 84,009
*Skyworth Group, Ltd. 600,000 332,840

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
ΩSmoore International
Holdings, Ltd. 1,428,000 $ 1,675,372
Snowsky Salt Industry Group
Co., Ltd., Class A 180,500 142,991
*SOHO China, Ltd. 2,199,000 95,345
Sokan New Materials Group
Co., Ltd., Class A 9,444 25,871
Solareast Holdings Co., Ltd.,
Class A 104,000 105,334
Songcheng Performance
Development Co., Ltd., Class
A 186,400 173,886
SooChow Securities Co., Ltd.,
Class A 191,300 230,011
Southern Publishing & Media
Co., Ltd. 127,200 226,396
Southwest Securities Co., Ltd.,
Class A 160,600 99,403
SPIC Green Energy Co., Ltd.,
Class A 304,300 245,570
Spring Airlines Co., Ltd., Class
A 83,200 579,027
#SSY Group, Ltd. 1,050,000 318,685
Stanley Agricultural Group Co.,
Ltd., Class A 230,700 306,079
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 280,300 189,678
StarPower Semiconductor,
Ltd., Class A 7,460 88,912
State Grid Information &
Communication Co., Ltd.,
Class A 74,400 172,521
State Grid Yingda Co., Ltd.,
Class A 160,300 121,292
STO Express Co., Ltd., Class
A 254,300 530,937
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 20,800 52,944
Sumavision Technologies Co.,
Ltd., Class A 265,417 178,428
Sumec Corp., Ltd., Class A 322,270 533,506
#Sun Art Retail Group, Ltd. 4,488,000 681,075
*Sun Create Electronics Co.,
Ltd., Class A 17,400 44,547
*Sun King Technology Group,
Ltd. 1,508,000 261,538
Sunflower Pharmaceutical
Group Co., Ltd., Class A 55,400 110,908
Sungrow Power Supply Co.,
Ltd., Class A 81,040 1,240,428
Suning Universal Co., Ltd.,
Class A 363,400 100,625
Sunny Optical Technology
Group Co., Ltd. 1,037,900 7,418,677
Sunresin New Materials Co.,
Ltd., Class A 15,900 137,895
Sunrise Group Co., Ltd., Class
A 334,800 291,005
Shares Value
CHINA — (Continued)
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 10,844 $ 65,513
#*Sunshine Lake Pharma Co.,
Ltd., Class H 145,272 774,749
Sunstone Development Co.,
Ltd., Class A 113,200 285,958
Suntak Technology Co., Ltd.,
Class A 104,800 173,027
Sunward Intelligent Equipment
Co., Ltd., Class A 97,000 104,133
*Sunwave Communications
Co., Ltd., Class A 72,500 120,558
Sunwoda Electronic Co., Ltd.,
Class A 48,300 136,245
Sunyard Technology Co., Ltd. 28,000 43,326
Suofeiya Home Collection Co.,
Ltd., Class A 83,300 106,570
SUPCON Technology Co.,
Ltd., Class A 12,888 177,708
Suzhou Anjie Technology Co.,
Ltd., Class A 111,300 218,038
*Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 80,700 2,049,106
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 239,600 132,335
Suzhou Good-Ark Electronics
Co., Ltd., Class A 62,600 82,220
Suzhou HYC Technology Co.,
Ltd. 1,929 12,334
Suzhou Maxwell Technologies
Co., Ltd., Class A 12,000 264,507
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 250,300 239,055
Suzhou Secote Precision
Electronic Co., Ltd., Class A 64,090 365,366
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 53,100 97,419
Suzhou Sushi Testing Group
Co., Ltd., Class A 124,500 262,332
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 33,672 852,644
Suzhou TZTEK Technology
Co., Ltd. 10,668 108,680
Suzhou Veichi Electric Co.,
Ltd. 33,036 233,043
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 1,000 18,080
*SVG Optronics Co., Ltd. 7,200 41,483
Symphony Holdings, Ltd. 330,000 55,129
SYoung Group Co., Ltd., Class
A 80,700 241,620
T&S Communications Co.,
Ltd., Class A 2,000 33,761
*Taiji Computer Corp., Ltd.,
Class A 15,700 34,290

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Taiyuan Heavy Industry Co.,
Ltd., Class A 296,600 $ 89,594
*Talkweb Information System
Co., Ltd., Class A 12,600 48,378
*Tangrenshen Group Co., Ltd.,
Class A 480,100 255,924
TangShan Port Group Co.,
Ltd., Class A 460,100 330,424
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 374,700 369,518
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 43,200 228,045
#*Tanwan, Inc. 133,000 173,170
Tasly Pharmaceutical Group
Co., Ltd., Class A 118,900 283,808
Tayho Advanced Materials
Group Co., Ltd., Class A 198,400 334,907
TBEA Co., Ltd., Class A 190,230 589,839
*TCL Electronics Holdings, Ltd. 1,666,000 3,435,424
TCL Technology Group Corp.,
Class A 1,198,200 839,205
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 164,700 215,344
*TDG Holdings Co., Ltd. 135,700 333,754
Tellhow Sci-Tech Co., Ltd. 67,200 79,903
*Telling Telecommunication
Holding Co., Ltd., Class A 78,200 97,498
Ten Pao Group Holdings, Ltd. 240,000 51,418
Tencent Holdings, Ltd. 2,885,400 174,854,887
Tencent Music Entertainment
Group, ADR 215,500 2,036,475
Tencent Music Entertainment
Group, Class A 16,800 82,483
Three Squirrels, Inc., Class A 46,600 125,722
Three's Co. Future Technology
Group Co., Ltd., Class A 45,800 234,514
Thunder Software Technology
Co., Ltd., Class A 6,900 61,691
Tian An China Investment Co.,
Ltd. 57,000 26,023
Tian Di Science & Technology
Co., Ltd., Class A 309,800 226,155
#Tian Lun Gas Holdings, Ltd. 133,000 45,285
*Tianfeng Securities Co., Ltd.,
Class A 295,200 162,169
#Tiangong International Co.,
Ltd. 2,282,000 855,575
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 46,081 80,789
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 256,000 125,036
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 300,000 149,702
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 17,400 98,653
Shares Value
CHINA — (Continued)
Tianjin Port Co., Ltd., Class A 414,700 $ 272,029
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 60,500 152,473
*Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 157,200 82,168
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 96,300 74,149
*Tianma Microelectronics Co.,
Ltd., Class A 223,600 214,217
Tianneng Battery Group Co.,
Ltd. 30,191 100,988
*Tianqi Lithium Corp. 171,400 730,487
Tianrun Industry Technology
Co., Ltd., Class A 214,500 266,481
Tianshan Aluminum Group
Co., Ltd., Class A 380,700 744,105
*TianShan Material Co., Ltd.,
Class A 144,100 81,722
Tianshui Huatian Technology
Co., Ltd., Class A 137,546 315,076
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 25,900 80,461
Tibet Huayu Mining Co., Ltd.,
Class A 35,600 102,898
*Tibet Mineral Development
Co., Ltd., Class A 17,900 58,947
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 51,670 295,939
Time Interconnect Technology,
Ltd. 615,000 1,034,464
Tinergy Chemical Co., Ltd.,
Class A 204,045 140,191
Tingyi Cayman Islands Holding
Corp. 2,166,000 3,287,008
*Titan Wind Energy Suzhou
Co., Ltd., Class A 221,300 209,064
TKD Science and Technology
Co., Ltd., Class A 37,300 165,252
Tofflon Science & Technology
Group Co., Ltd., Class A 86,400 155,826
Toly Bread Co., Ltd., Class A 179,560 115,126
Tomson Group, Ltd. 599,481 174,303
#Tong Ren Tang Technologies
Co., Ltd., Class H 809,000 363,150
Tongcheng Travel Holdings,
Ltd. 1,868,000 3,401,734
*Tongding Interconnection
Information Co., Ltd., Class A 90,000 186,040
TongFu Microelectronics Co.,
Ltd., Class A 76,500 642,616
#Tongguan Gold Group, Ltd. 1,154,000 301,686
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 96,700 119,848
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 9,700 24,346
Tongkun Group Co., Ltd.,
Class A 145,900 483,928

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 170,500 $ 195,661
Tongling Nonferrous Metals
Group Co., Ltd., Class A 738,300 678,894
*Tongwei Co., Ltd., Class A 130,900 226,391
Tongyu Heavy Industry Co.,
Ltd., Class A 642,200 268,162
*Tonze New Energy
Technology Co., Ltd. 1,600 3,447
*Topchoice Medical Corp.,
Class A 31,664 172,916
*Topsec Technologies Group,
Inc., Class A 127,700 124,232
ΩTopsports International
Holdings, Ltd. 4,756,000 824,852
Toread Holdings Group Co.,
Ltd., Class A 31,700 43,231
#Towngas Smart Energy Co.,
Ltd. 970,262 433,064
*TPV Technology Co., Ltd.,
Class A 424,600 140,833
TravelSky Technology, Ltd.,
Class H 1,416,000 1,560,171
*Trina Solar Co., Ltd., Class A 67,816 136,267
*Trip.com Group, Ltd. 230,600 10,774,821
*Trip.com Group, Ltd.,
Sponsored ADR 22,550 1,060,076
*Triumph New Energy Co.,
Ltd., Class H 102,000 30,958
Triumph Science &
Technology Co., Ltd., Class A 97,900 217,881
*TRS Information Technology
Corp., Ltd., Class A 12,800 26,611
Truking Technology, Ltd.,
Class A 137,700 171,885
Tsinghua Tongfang Co., Ltd.,
Class A 147,300 155,078
Tsingtao Brewery Co., Ltd.,
Class H 690,000 4,100,439
TSP Wind Power Group Co.,
Ltd., Class A 283,200 322,056
Ω#*Tuhu Car, Inc., Class A 275,300 423,749
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 429,200 –
Tungkong, Inc., Class A 94,900 113,963
UE Furniture Co., Ltd., Class A 100 141
*Uni-Bio Science Group, Ltd. 720,000 6,978
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 10,000 96,277
Unilumin Group Co., Ltd.,
Class A 131,400 99,035
#Uni-President China
Holdings, Ltd. 2,177,000 2,093,269
Unisplendour Corp., Ltd.,
Class A 59,400 306,877
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 75,600 245,940
*UTour Group Co., Ltd., Class
A 131,700 101,017
Shares Value
CHINA — (Continued)
V V Food & Beverage Co.,
Ltd., Class A 454,200 $ 216,561
Valiant Co., Ltd., Class A 184,300 348,766
*Vats Liquor Chain Store
Management JSC, Ltd., Class
A 41,200 70,584
Vatti Corp., Ltd., Class A 173,100 124,313
*Vcanbio Cell & Gene
Engineering Corp., Ltd., Class
A 19,700 54,753
*Venustech Group, Inc., Class
A 44,300 91,770
*Verisilicon Microelectronics
Shanghai Co., Ltd. 3,024 86,420
Victory Giant Technology
Huizhou Co., Ltd., Class A 25,800 727,385
Vipshop Holdings, Ltd.,
Sponsored ADR 571,297 8,763,696
Visual China Group Co., Ltd.,
Class A 45,438 120,838
Ω#*Viva Biotech Holdings 2,088,000 346,154
#*Vnet Group, Inc., Class A,
Sponsored ADR 183,251 1,313,910
Walvax Biotechnology Co.,
Ltd., Class A 55,600 101,429
*Wangfujing Group Co., Ltd.,
Class A 74,400 115,455
Wangneng Environment Co.,
Ltd., Class A 121,800 258,807
Wangsu Science &
Technology Co., Ltd., Class A 98,600 204,839
#Wanguo Gold Group, Ltd. 1,159,000 1,556,349
Wanhua Chemical Group Co.,
Ltd., Class A 198,947 2,194,975
Want Want China Holdings,
Ltd. 5,272,000 2,272,414
Wanxiang Qianchao Co., Ltd.,
Class A 146,100 242,945
Warom Technology, Inc. Co. 91,200 221,336
Wasion Holdings, Ltd. 834,000 1,882,498
Wasu Media Holding Co., Ltd.,
Class A 161,400 167,294
Weaver Network Technology
Co., Ltd., Class A 25,440 140,961
Weichai Power Co., Ltd., Class
H 2,238,000 9,401,107
Weifu High-Technology Group
Co., Ltd., Class A 30,600 81,151
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 78,400 110,866
Weihai Guangwei Composites
Co., Ltd., Class A 55,660 213,544
Weilong Delicious Global
Holdings, Ltd. 504,800 544,609
Ω#*Weimob, Inc. 940,000 143,848
*Wellhope Foods Co., Ltd.,
Class A 83,500 77,523
Wens Foodstuff Group Co.,
Ltd., Class A 344,400 718,541

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Wenzhou Yihua Connector
Co., Ltd., Class A 17,900 $ 137,774
#West China Cement, Ltd. 4,458,000 1,017,627
Western Metal Materials Co.,
Ltd. 40,600 195,383
Western Mining Co., Ltd.,
Class A 154,400 878,837
Western Region Gold Co.,
Ltd., Class A 56,600 213,296
Western Securities Co., Ltd.,
Class A 169,600 169,766
Western Superconducting
Technologies Co., Ltd., Class
A 15,996 124,895
Willfar Information Technology
Co., Ltd. 24,641 109,278
*Winall Hi-Tech Seed Co.,
Ltd., Class A 35,044 26,568
Windey Energy Technology
Group Co., Ltd., Class A 104,910 183,151
Winner Medical Co., Ltd.,
Class A 46,100 209,359
*Winning Health Technology
Group Co., Ltd., Class A 73,200 82,268
Wolong Electric Group Co.,
Ltd., Class A 107,400 503,969
*World Union Group, Inc.,
Class A 206,000 64,057
Wuchan Zhongda Group Co.,
Ltd., Class A 239,395 178,658
Wuhan DR Laser Technology
Corp., Ltd., Class A 12,500 183,315
Wuhan East Lake High
Technology Group Co., Ltd. 108,100 132,696
*Wuhan Fingu Electronic
Technology Co., Ltd., Class A 46,600 60,515
*Wuhan Guide Infrared Co.,
Ltd., Class A 26,700 49,854
Wuhan Jingce Electronic
Group Co., Ltd., Class A 6,600 186,662
*Wuhan P&S Information
Technology Co., Ltd., Class A 69,100 118,076
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 28,800 135,740
Wuhu Token Science Co.,
Ltd., Class A 202,700 200,197
Wuliangye Yibin Co., Ltd.,
Class A 238,000 2,748,838
Wuling Motors Holdings, Ltd. 1,560,000 79,576
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,000 998,571
Wushang Group Co., Ltd.,
Class A 99,400 106,562
ΩWuXi AppTec Co., Ltd.,
Class H 252,100 5,166,353
Wuxi Autowell Technology
Co., Ltd., Class A 44,357 248,931
Wuxi Best Precision Machinery
Co., Ltd. 45,000 139,663
Shares Value
CHINA — (Continued)
Ω*Wuxi Biologics Cayman, Inc. 2,803,000 $ 13,847,712
Wuxi Boton Technology Co.,
Ltd., Class A 35,500 101,610
Wuxi Chipown Micro-
Electronics, Ltd. 8,905 85,827
*Wuxi DK Electronic Materials
Co., Ltd. 18,360 138,650
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 123,400 292,356
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 105,200 527,293
Wuxi Longsheng Technology
Co., Ltd. 64,000 199,106
Wuxi NCE Power Co., Ltd.,
Class A 29,120 209,990
Wuxi Paike New Materials
Technology Co., Ltd., Class A 19,500 220,398
Wuxi Rural Commercial Bank
Co., Ltd. 298,300 249,562
Wuxi Taiji Industry, Ltd. Co.,
Class A 157,100 400,810
#*WuXi XDC Cayman, Inc. 168,500 1,113,076
Wuxi Xinje Electric Co., Ltd.,
Class A 19,100 140,929
Wuzhou Special Paper Group
Co., Ltd. 56,400 130,949
XCMG Construction Machinery
Co., Ltd., Class A 735,400 975,684
#*XD, Inc. 312,200 1,892,724
XGD, Inc., Class A 48,600 141,625
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 613,000 18,605
Xiamen Amoytop Biotech Co.,
Ltd. 24,207 209,151
Xiamen Bank Co., Ltd., Class
A 194,300 224,124
Xiamen C & D, Inc., Class A 86,300 114,753
Xiamen Changelight Co., Ltd.,
Class A 78,200 191,291
Xiamen Faratronic Co., Ltd.,
Class A 15,900 322,266
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 40,600 192,077
Xiamen International Airport
Co., Ltd., Class A 93,500 206,012
Xiamen Intretech, Inc., Class A 55,200 178,758
Xiamen ITG Group Corp., Ltd.,
Class A 299,332 261,507
Xiamen Jihong Technology
Co., Ltd., Class A 97,400 252,391
Xiamen Kingdomway Group
Co., Class A 86,900 182,076
Xiamen Leading Optics Co.,
Ltd. 3,300 13,755
Xiamen Tungsten Co., Ltd.,
Class A 81,000 564,316

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Xiamen Xiangyu Co., Ltd.,
Class A 244,500 $ 242,567
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 4,099 49,412
*Xian International Medical
Investment Co., Ltd., Class A 209,850 132,372
Xi'an Manareco New Materials
Co., Ltd. 39,516 209,710
Xi'An Shaangu Power Co.,
Ltd., Class A 113,900 161,910
*Xi'an Tian He Defense
Technology Co., Ltd., Class A 42,400 63,913
Xi'an Triangle Defense Co.,
Ltd., Class A 36,500 114,850
Xiandai Investment Co., Ltd.,
Class A 185,600 103,334
*Xiangcai Co., Ltd., Class A 64,900 83,799
Xiangpiaopiao Food Co., Ltd.,
Class A 80,000 134,688
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 66,100 89,557
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 120,600 220,364
Xianhe Co., Ltd., Class A 44,500 129,216
Ω#*Xiaomi Corp., Class B 5,891,200 21,621,702
Ximei Resources Holding, Ltd. 12,500 18,380
Xin Point Holdings, Ltd. 75,000 37,301
Xinfengming Group Co., Ltd.,
Class A 135,900 393,207
Xingfa Aluminium Holdings,
Ltd. 11,000 8,908
Xinhuanet Co., Ltd., Class A 77,968 191,878
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 118,800 185,059
*Xinjiang Daqo New Energy
Co., Ltd., Class A 55,741 149,641
Xinjiang Joinworld Co., Ltd.,
Class A 214,900 286,389
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 226,900 116,249
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 81,552 312,157
#Xinjiang Xinxin Mining
Industry Co., Ltd., Class H 1,212,000 272,026
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 217,500 248,630
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 465,900 304,235
#*Xinte Energy Co., Ltd., Class
H 518,400 256,503
Xinxiang Chemical Fiber Co.,
Ltd., Class A 569,600 502,683
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 230,600 132,144
#Xinyi Energy Holdings, Ltd. 4,447,157 510,411
#Xinyi Solar Holdings, Ltd. 7,497,876 2,103,566
Shares Value
CHINA — (Continued)
Xinzhi Group Co., Ltd., Class A 69,800 $ 163,612
Xizang Zhufeng Resources
Co., Ltd., Class A 141,300 267,812
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 46,900 96,183
#*XPeng, Inc., ADR 3,000 39,000
#*XPeng, Inc., Class A 851,500 5,494,529
Xtep International Holdings,
Ltd. 3,849,915 1,855,830
Xuji Electric Co., Ltd., Class A 73,600 248,479
Ω#Yadea Group Holdings, Ltd. 1,431,931 1,959,373
Yangling Metron New Material,
Inc., Class A 134,260 314,110
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 157,500 1,943,242
Yankershop Food Co., Ltd.,
Class A 33,640 259,172
#Yankuang Energy Group Co.,
Ltd., Class H 3,957,200 5,985,053
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 38,900 102,817
Yantai China Pet Foods Co.,
Ltd., Class A 42,200 207,957
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 54,600 103,647
Yantai Eddie Precision
Machinery Co., Ltd., Class A 26,400 76,580
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 52,500 1,047,139
Yantai North Andre Juice Co.,
Ltd., Class H 8,000 20,282
YanTai Shuangta Food Co.,
Ltd., Class A 170,400 106,226
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 61,200 100,952
YD Electronic Technology Co.,
Ltd., Class A 14,400 122,733
#*Yeahka, Ltd. 209,200 131,524
Yealink Network Technology
Corp., Ltd., Class A 79,380 457,234
Yechiu Metal Recycling China,
Ltd., Class A 374,300 171,814
YGSOFT, Inc., Class A 197,472 161,992
*YH Entertainment Group 36,000 8,860
*Yibin Tianyuan Group Co.,
Ltd., Class A 190,400 164,084
Yifan Pharmaceutical Co., Ltd.,
Class A 177,100 269,319
Yifeng Pharmacy Chain Co.,
Ltd., Class A 63,052 212,215
Yihai International Holding,
Ltd. 1,127,000 2,234,856
*Yijiahe Technology Co., Ltd.,
Class A 15,800 51,821
Yinbang Clad Material Co.,
Ltd., Class A 27,900 38,379

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Yindu Kitchen Equipment Co.,
Ltd. 42,340 $ 67,773
Yingkou Jinchen Machinery
Co., Ltd. 25,500 89,526
Yixintang Pharmaceutical
Group Co., Ltd., Class A 114,700 198,204
Yizumi Holdings Co., Ltd.,
Class A 96,500 304,929
Yonfer Agricultural Technology
Co., Ltd., Class A 125,800 260,787
*Yonghui Superstores Co.,
Ltd., Class A 194,800 94,611
Yongjin Technology Group
Co., Ltd. 88,500 265,628
YongXing Special Materials
Technology Co., Ltd., Class A 30,100 201,100
*Yonyou Network Technology
Co., Ltd., Class A 28,200 46,266
Yotrio Group Co., Ltd., Class A 641,000 256,271
*Youcare Pharmaceutical
Group Co., Ltd. 42,051 76,463
#*Youdao, Inc., ADR 18,612 312,682
Youngy Co., Ltd., Class A 22,100 201,320
*Youzu Interactive Co., Ltd.,
Class A 53,900 90,347
#YSB, Inc. 50,600 20,520
YTO Express Group Co., Ltd.,
Class A 204,349 570,679
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 80,900 100,625
#Yuexiu Property Co., Ltd. 1,934,000 892,813
Yuexiu Transport
Infrastructure, Ltd. 640,000 303,611
*Yueyang Forest & Paper Co.,
Ltd., Class A 231,400 115,470
*Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 33,000 58,686
Yum China Holdings, Inc. 169,876 8,184,626
Yum China Holdings, Inc. 233,700 11,110,406
YUNDA Holding Group Co.,
Ltd., Class A 261,800 268,258
Yunnan Aluminium Co., Ltd.,
Class A 194,000 764,693
Yunnan Baiyao Group Co.,
Ltd., Class A 41,300 323,262
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 258,700 350,506
Yunnan Copper Co., Ltd.,
Class A 89,500 209,656
Yunnan Energy Investment
Co., Ltd., Class A 127,700 181,526
*Yunnan Energy New Material
Group Co., Ltd., Class A 41,300 321,611
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 9,700 96,161
Yunnan Nantian Electronics
Information Co., Ltd. 34,000 79,444
Yunnan Tin Co., Ltd., Class A 98,700 498,367
Shares Value
CHINA — (Continued)
Yunnan Yuntianhua Co., Ltd.,
Class A 141,000 $ 623,637
Yusys Technologies Co., Ltd.,
Class A 55,900 137,652
Yutong Bus Co., Ltd., Class A 31,400 149,714
Yutong Heavy Industries Co.,
Ltd. 44,400 61,405
#*Zai Lab, Ltd. 494,200 901,227
#*Zai Lab, Ltd., Sponsored
ADR 26,020 475,385
*Zall Smart Commerce Group,
Ltd. 1,458,000 12,643
Zangge Mining Co., Ltd., Class
A 42,400 506,158
Zanyu Technology Group Co.,
Ltd. 167,100 239,761
ZCZL Industrial Technology
Group Co., Ltd., Class H 392,400 704,074
*Zhangjiagang Guangda
Special Material Co., Ltd. 45,215 95,071
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 19,399 400,538
Zhaojin Mining Industry Co.,
Ltd., Class H 1,785,500 4,827,153
Zhefu Holding Group Co., Ltd.,
Class A 428,000 292,161
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 188,200 261,675
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 56,100 61,637
Zhejiang Century Huatong
Group Co., Ltd., Class A 474,000 950,330
Zhejiang Cfmoto Power Co.,
Ltd., Class A 11,200 507,843
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 18,800 179,220
Zhejiang China Commodities
City Group Co., Ltd., Class A 415,100 786,756
Zhejiang Chint Electrics Co.,
Ltd., Class A 127,700 476,885
Zhejiang Communications
Technology Co., Ltd., Class A 331,040 176,956
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 479,400 308,081
Zhejiang Crystal-Optech Co.,
Ltd., Class A 71,900 269,250
Zhejiang Dafeng Industry Co.,
Ltd. 54,500 70,370
Zhejiang Dahua Technology
Co., Ltd., Class A 153,000 378,796
Zhejiang Digital Culture
Technology Group Co., Ltd.,
Class A 75,600 122,242
Zhejiang Dingli Machinery Co.,
Ltd., Class A 28,900 252,480

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 296,700 $ 463,937
Zhejiang Expressway Co.,
Ltd., Class H 1,382,760 1,225,538
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 86,200 158,528
*Zhejiang Great Southeast
Co., Ltd., Class A 147,800 63,686
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 114,500 138,687
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 529,600 398,372
Zhejiang Hailiang Co., Ltd.,
Class A 129,295 351,697
Zhejiang Hailide New Material
Co., Ltd., Class A 393,600 312,390
Zhejiang HangKe Technology,
Inc. Co., Class A 61,314 189,932
Zhejiang Hangmin Co., Ltd.,
Class A 212,410 210,416
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 164,400 132,671
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 428,600 734,917
Zhejiang Huace Film &
Television Co., Ltd., Class A 126,400 130,641
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 103,700 256,739
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 47,330 77,162
Zhejiang Huangma
Technology Co., Ltd. 148,000 285,332
*Zhejiang Huatong Meat
Products Co., Ltd. 102,700 116,943
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 106,600 629,965
Zhejiang International Group
Co., Ltd. 110,560 155,525
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 263,500 273,512
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 45,100 164,415
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 25,800 230,364
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 52,400 103,971
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 74,460 425,586
Zhejiang Jingu Co., Ltd., Class
A 81,500 109,819
Shares Value
CHINA — (Continued)
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 166,500 $ 336,284
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 127,800 72,667
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 70,500 210,454
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 141,300 304,636
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 120,200 256,654
Zhejiang Juhua Co., Ltd.,
Class A 143,300 838,573
Zhejiang Lante Optics Co., Ltd. 19,220 168,738
Ω*Zhejiang Leapmotor
Technology Co., Ltd., Class H 307,900 1,569,027
Zhejiang Longsheng Group
Co., Ltd., Class A 99,900 196,445
Zhejiang Medicine Co., Ltd.,
Class A 155,900 279,555
Zhejiang Meida Industrial Co.,
Ltd., Class A 63,400 59,519
Zhejiang NHU Co., Ltd., Class
A 165,460 735,253
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 116,800 207,540
Zhejiang Runtu Co., Ltd.,
Class A 206,500 419,213
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 47,800 265,634
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 36,200 323,224
Zhejiang Semir Garment Co.,
Ltd., Class A 389,200 357,884
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 302,980 227,457
#*Zhejiang Shibao Co., Ltd.,
Class H 178,000 89,209
*Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 2,700 5,925
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 20,900 118,900
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 61,584 144,444
Zhejiang Southeast Space
Frame Co., Ltd., Class A 139,000 128,227
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 126,400 162,085
Zhejiang Sunoren Solar
Technology Co., Ltd. 99,600 106,039
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 118,800 99,390
Zhejiang Supor Co., Ltd.,
Class A 12,500 80,682
Zhejiang Taihua New Material
Group Co., Ltd., Class A 155,700 198,504

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 126,400 $ 80,294
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 67,000 196,930
*Zhejiang Tony Electronic Co.,
Ltd., Class A 21,900 69,785
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 192,500 302,714
Zhejiang Wanliyang Co., Ltd.,
Class A 170,500 142,138
Zhejiang Wanma Co., Ltd.,
Class A 194,700 298,678
Zhejiang Wansheng Co., Ltd.,
Class A 73,500 107,528
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 105,672 239,403
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 173,600 272,736
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 122,400 158,768
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 70,400 246,641
Zhejiang XCC Group Co., Ltd. 32,500 249,522
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 191,900 243,519
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 144,458 220,963
Zhejiang Xinao Textiles, Inc. 308,490 266,767
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 45,500 183,121
Zhejiang Yasha Decoration
Co., Ltd., Class A 141,100 73,544
Zhejiang Yinlun Machinery
Co., Ltd., Class A 56,400 321,026
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 38,300 76,845
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 89,100 414,667
*Zhejiang Yongtai Technology
Co., Ltd., Class A 57,700 155,925
Zhejiang Zheneng Electric
Power Co., Ltd. 171,300 128,601
*Zhejiang Zhongxin Fluoride
Materials Co., Ltd. 40,300 96,194
Zhende Medical Co., Ltd.,
Class A 30,100 405,588
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 248,400 165,884
Zheshang Development Group
Co., Ltd. 152,400 123,664
Zheshang Securities Co., Ltd.,
Class A 130,300 184,258
Shares Value
CHINA — (Continued)
*Zhewen Interactive Group
Co., Ltd., Class A 93,200 $ 107,920
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 1,786,300 2,526,279
Zhongji Innolight Co., Ltd.,
Class A 27,400 3,659,649
Zhongjin Gold Corp., Ltd.,
Class A 276,600 942,424
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 149,249 480,450
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 159,500 174,771
*Zhongsheng Group Holdings,
Ltd. 838,500 484,392
Zhongtai Securities Co., Ltd.,
Class A 179,500 149,907
*<Zhongtian Financial Group
Co., Ltd., Class A 95,500 –
Zhongtong Bus Holding Co.,
Ltd., Class A 129,400 198,697
ZhongYeDa Electric Co., Ltd.,
Class A 62,450 73,238
Zhongyin Babi Food Co., Ltd. 37,300 107,315
#Zhongyu Energy Holdings,
Ltd. 394,000 123,100
ΩZhongyuan Bank Co., Ltd.,
Class H 740,000 26,423
Zhongyuan Environment-
Protection Co., Ltd., Class A 121,500 133,853
Ω*Zhou Hei Ya International
Holdings Co., Ltd. 1,667,500 276,442
Zhuhai Enpower Electric Co.,
Ltd. 27,900 82,295
Zhuhai Huafa Properties Co.,
Ltd., Class A 359,700 135,818
Zhuhai Port Co., Ltd., Class A 81,600 61,139
Zhuzhou CRRC Times Electric
Co., Ltd. 586,400 2,517,117
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 32,000 225,309
Zhuzhou Huarui Precision
Cutting Tools Co., Ltd. 2,513 26,911
Zhuzhou Kibing Group Co.,
Ltd., Class A 221,600 185,722
*Zhuzhou Smelter Group Co.,
Ltd. 166,200 558,643
Zhuzhou Times New Material
Technology Co., Ltd., Class A 211,600 349,356
*Zibo Qixiang Tengda
Chemical Co., Ltd., Class A 247,600 185,515
Zijin Mining Group Co., Ltd.,
Class H 5,054,000 21,423,556
ZJAMP Group Co., Ltd., Class
A 89,144 104,411
ΩZJLD Group, Inc. 326,800 332,151
ZJMI Environmental Energy
Co., Ltd., Class A 89,600 160,137
Zkteco Co., Ltd., Class A 24,000 83,727

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,641,800 $ 1,584,935
#ZTE Corp., Class H 510,800 1,619,375
ZTO Express Cayman, Inc. 508,950 12,124,038
ZTO Express Cayman, Inc.,
Sponsored ADR 9,300 223,386
ZWSOFT Co., Ltd., Class A 11,831 84,264
TOTAL CHINA 1,932,599,337
COLOMBIA — (0.2%)
Almacenes Exito SA 148,846 222,565
Banco de Bogota SA 5,974 73,512
Bolsa de Valores de Colombia 124 639
Celsia SA 372,833 586,515
Cementos Argos SA 222,069 777,731
*Corp Financiera Colombiana
SA 165,073 1,075,449
Grupo Argos SA 120,814 648,879
Grupo Aval Acciones y Valores
SA, Sponsored ADR 34,491 182,113
Grupo Cibest SA 50,338 1,430,509
Grupo Cibest SA, ADR 48,831 4,517,844
Grupo de Inversiones
Suramericana SA 45,867 801,137
Grupo Energia Bogota SA ESP 327,063 297,794
Interconexion Electrica SA
ESP 116,143 1,103,632
Mineros SA 177,160 897,457
Organizacion Terpel SA 35,691 201,447
Promigas SA ESP 31,625 66,736
TOTAL COLOMBIA 12,883,959
CZECHIA — (0.1%)
CEZ A/S 67,070 4,314,629
Komercni Banka A/S 31,104 1,552,826
ΩMoneta Money Bank A/S 364,012 3,326,492
Philip Morris CR A/S 482 429,471
TOTAL CZECHIA 9,623,418
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), Registered,
GDR 807,377 2,183,955
TOTAL EGYPT 2,183,955
GREECE — (0.6%)
Aegean Airlines SA 43,209 604,026
*Aktor SA Holding Company
Technical And Energy Projects 31,657 379,527
#Allwyn AG 51,218 786,111
Alpha Bank SA 886,560 4,351,453
#Athens International Airport
SA 45,742 555,756
Athens Water Supply &
Sewage Co. SA 34,935 457,413
Autohellas Tourist and Trading
SA 32,353 431,795
Avax SA 56,826 221,969
Bank of Greece 16,744 288,972
Cenergy Holdings SA 58,588 1,443,888
Shares Value
GREECE — (Continued)
Ellaktor SA 44,597 $ 65,165
ElvalHalcor SA 62,931 270,795
Eurobank SA 1,077,515 5,516,817
#Fourlis Holdings SA 64,477 301,558
GEK TERNA SA 61,107 3,179,266
Hellenic Telecommunications
Organization SA 72,438 1,668,537
HELLENiQ ENERGY Holdings
S.A. 166,814 2,495,060
Holding Co. ADMIE IPTO SA 98,839 511,736
#*Ideal Holdings SA 27,361 189,511
JUMBO SA 80,231 2,233,895
Kri-Kri Milk Industry SA 9,962 322,649
*LAMDA Development SA 77,678 564,387
#Lavipharm SA 65,818 120,406
Metlen Energy & Metals PLC 72,373 3,827,030
Motor Oil Hellas Corinth
Refineries SA 86,872 5,077,487
National Bank of Greece SA 322,031 5,965,252
Optima bank SA 75,004 899,202
*Piraeus Bank SA 449,126 5,167,417
Piraeus Port Authority SA 7,442 381,026
Profile Systems & Software SA 11,352 117,419
Public Power Corp. SA 60,662 1,556,420
Quest Holdings SA 29,128 239,954
Sarantis SA 20,347 339,448
*Thessaloniki Water Supply &
Sewage Co. SA 6,033 31,201
Thrace Plastics Holding and
Co., Class A 23,477 128,304
Titan SA 37,736 2,262,033
TOTAL GREECE 52,952,885
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 2,140,000 231,968
TOTAL HONG KONG 231,968
HUNGARY — (0.2%)
*4iG Nyrt 8,873 49,084
ANY Security Printing Co. 963 20,421
Magyar Telekom
Telecommunications PLC 301,476 2,612,414
*MOL Hungarian Oil & Gas
PLC 302,550 4,324,981
Opus Global Nyrt 139,466 157,558
OTP Bank Nyrt 82,922 12,251,520
Richter Gedeon Nyrt 21,037 783,348
TOTAL HUNGARY 20,199,326
INDIA — (13.3%)
360 ONE WAM, Ltd. 119,312 1,419,640
3M India, Ltd. 1,598 579,728
*5Paisa Capital, Ltd. 12,851 46,951
Aarti Drugs, Ltd. 54,117 239,773
Aarti Industries, Ltd. 109,576 561,690
Aarti Pharmalabs, Ltd. 55,993 391,508
ABB India, Ltd. 21,398 1,633,640
ACC, Ltd. 50,388 716,834
Accelya Solutions India, Ltd. 3,084 36,931

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Action Construction
Equipment, Ltd. 44,278 $ 496,680
Acutaas Chemicals, Ltd. 24,478 796,539
*Adani Energy Solutions, Ltd. 141,172 2,434,464
Adani Enterprises, Ltd. 2,964 93,488
*Adani Green Energy, Ltd. 32,655 473,320
Adani Ports & Special
Economic Zone, Ltd. 264,773 4,707,723
*Adani Power, Ltd. 2,205,014 4,883,315
Adani Total Gas, Ltd. 104,945 716,516
ADF Foods, Ltd. 42,061 119,441
*Aditya Birla Fashion and
Retail, Ltd. 365,833 230,968
*Aditya Birla Lifestyle Brands,
Ltd. 325,241 322,702
Aditya Birla Real Estate, Ltd. 61,183 909,329
Aditya Birla Sun Life Asset
Management Co., Ltd. 61,739 654,693
ΩAditya Vision, Ltd. 36,663 245,169
Advanced Enzyme
Technologies, Ltd. 47,874 158,100
Aegis Logistics, Ltd. 146,153 1,961,880
Aeroflex Industries, Ltd. 33,251 151,749
*Aether Industries, Ltd. 23,466 378,643
AGI Greenpac, Ltd. 22,277 165,592
*AGI Infra, Ltd. 43,001 140,655
Ahluwalia Contracts India, Ltd. 39,484 339,906
AIA Engineering, Ltd. 35,514 1,708,796
Ajanta Pharma, Ltd. 49,395 1,793,885
Ajmera Realty & Infra India,
Ltd. 85,435 113,125
Alembic Pharmaceuticals, Ltd. 65,097 543,788
Alembic, Ltd. 101,475 96,918
Alicon Castalloy, Ltd. 1,846 13,008
Alkem Laboratories, Ltd. 28,465 1,715,836
Alkyl Amines Chemicals 11,935 223,352
*Allcargo Logistics, Ltd. 484,549 40,779
Amara Raja Energy & Mobility,
Ltd. 255,896 2,441,760
*Amber Enterprises India, Ltd. 31,849 2,483,598
Ambika Cotton Mills, Ltd. 2,348 42,124
Ambuja Cements, Ltd. 196,150 888,498
Amrutanjan Health Care, Ltd. 11,291 60,943
Anant Raj, Ltd. 282,466 1,848,766
Andhra Sugars, Ltd. (The) 97,288 83,742
Angel One, Ltd. 1,621,030 5,061,949
*Antelopus Selan Energy, Ltd. 12,249 105,461
Ω*Antony Waste Handling
Cell, Ltd. 16,899 75,591
Anup Engineering, Ltd. (The) 6,445 146,773
Anupam Rasayan India, Ltd. 31,001 392,423
Apar Industries, Ltd. 25,091 3,773,051
Apcotex Industries, Ltd. 23,459 150,308
Apeejay Surrendra Park
Hotels, Ltd. 65,252 83,693
APL Apollo Tubes, Ltd. 143,637 2,739,061
Apollo Hospitals Enterprise,
Ltd. 88,868 8,342,406
Apollo Pipes, Ltd. 9,238 49,920
Shares Value
INDIA — (Continued)
Apollo Tyres, Ltd. 531,554 $ 2,385,210
Archean Chemical Industries,
Ltd. 1,902 10,478
Artemis Medicare Services,
Ltd. 40,669 127,230
Arvind Fashions, Ltd. 102,310 482,518
Arvind SmartSpaces, Ltd. 13,658 84,819
Arvind, Ltd. 267,395 1,438,213
Asahi India Glass, Ltd. 62,137 570,835
Ashapura Minechem, Ltd. 126,563 931,896
Ashiana Housing, Ltd. 33,182 135,854
Ashok Leyland, Ltd. 4,074,718 7,096,752
*Ashoka Buildcon, Ltd. 324,340 411,616
*Asian Granito India, Ltd. 126,460 72,471
Asian Paints, Ltd. 83,694 2,409,815
ΩAster DM Quality Care, Ltd. 221,888 1,911,913
Astra Microwave Products, Ltd. 76,653 1,495,543
Astral, Ltd. 47,594 722,577
AstraZeneca Pharma India,
Ltd. 4,470 379,469
Atul, Ltd. 13,493 952,634
ΩAU Small Finance Bank, Ltd. 332,933 3,654,360
AurionPro Solutions, Ltd. 4,295 33,013
Aurobindo Pharma, Ltd. 222,668 3,687,680
*Aurum Proptech, Ltd. 590 1,360
Automotive Axles, Ltd. 6,352 119,910
Avadh Sugar & Energy, Ltd. 3,411 18,018
Ω*Avalon Technologies, Ltd. 19,333 366,317
Avanti Feeds, Ltd. 111,530 1,051,537
Ω*Avenue Supermarts, Ltd. 12,865 528,676
*AvenuesAI, Ltd. 2,252,598 374,194
AWL Agri Business, Ltd. 301,834 599,271
Axis Bank, Ltd. 1,354,639 17,455,627
*AXISCADES Technologies,
Ltd. 11,440 186,260
Bajaj Auto, Ltd. 43,566 5,260,201
*Bajaj Consumer Care, Ltd. 87,567 480,992
Bajaj Finserv, Ltd. 134,515 2,860,603
*Bajaj Hindusthan Sugar, Ltd. 1,005,866 176,579
Balaji Amines, Ltd. 9,633 215,376
Balkrishna Industries, Ltd. 50,568 1,310,904
Balmer Lawrie & Co., Ltd. 86,698 156,468
Balrampur Chini Mills, Ltd. 264,476 1,624,858
Balu Forge Industries, Ltd. 41,498 191,518
Banco Products India, Ltd. 96,796 646,473
ΩBandhan Bank, Ltd. 1,485,947 2,711,816
Bank of Baroda 691,983 1,759,420
Bank of India 462,552 668,753
Bank of Maharashtra 1,620,497 1,347,315
Bannari Amman Sugars, Ltd. 435 15,844
*Bansal Wire Industries, Ltd. 9,728 32,080
BASF India, Ltd. 12,645 481,574
Bayer CropScience, Ltd. 12,034 534,054
BEML, Ltd. 53,640 984,032
Berger Paints India, Ltd. 103,864 566,536
*BF Utilities, Ltd. 17,844 106,664
Bhagiradha Chemicals &
Industries, Ltd. 22,539 68,681

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Bhansali Engineering
Polymers, Ltd. 136,502 $ 165,980
Bharat Bijlee, Ltd. 5,288 139,905
Bharat Dynamics, Ltd. 375,026 4,925,275
Bharat Electronics, Ltd. 1,819,812 7,397,307
Bharat Forge, Ltd. 204,293 4,709,990
Bharat Heavy Electricals, Ltd. 604,302 2,577,697
Bharat Petroleum Corp., Ltd. 773,182 2,591,049
Bharat Rasayan, Ltd. 4,808 64,515
Bharti Airtel, Ltd. 1,602,611 33,122,139
Bharti Hexacom, Ltd. 15,937 268,498
Bikaji Foods International, Ltd. 10,548 70,934
Biocon, Ltd. 323,002 1,441,094
Birla Corp., Ltd. 38,105 355,631
BirlaNu, Ltd. 4,400 61,549
Birlasoft, Ltd. 707,095 2,241,005
*BL Kashyap & Sons, Ltd. 45,096 25,739
Black Box, Ltd. 51,398 406,972
Bliss Gvs Pharma, Ltd. 83,789 408,912
BLS International Services,
Ltd. 144,313 362,087
Blue Dart Express, Ltd. 5,955 322,062
Blue Star, Ltd. 115,350 2,032,452
*Bluspring Enterprises, Ltd. 39,086 47,457
Bombay Burmah Trading Co. 36,727 576,261
Bombay Dyeing &
Manufacturing Co., Ltd. 87,244 111,123
*Borosil, Ltd. 56,706 140,518
Bosch, Ltd. 1,190 512,405
Brigade Enterprises, Ltd. 98,888 601,319
*Brightcom Group, Ltd. 1,975,629 193,184
Britannia Industries, Ltd. 60,224 3,418,784
BSE, Ltd. 189,210 7,230,493
*Camlin Fine Sciences, Ltd. 29,084 38,937
Campus Activewear, Ltd. 83,958 195,651
Canara Bank 2,028,649 2,657,240
Cantabil Retail India, Ltd. 34,496 88,775
*Capacit'e Infraprojects, Ltd. 76,570 172,296
Capital Small Finance Bank,
Ltd. 2,195 6,711
Caplin Point Laboratories, Ltd. 30,246 797,811
Carborundum Universal, Ltd. 26,649 297,115
Care Ratings, Ltd. 23,577 422,417
*Cartrade Tech, Ltd. 88,989 2,536,441
Carysil, Ltd. 20,046 246,922
Castrol India, Ltd. 459,890 892,692
CCL Products India, Ltd. 111,046 1,344,563
Ceat, Ltd. 63,383 2,278,440
*Ceigall India, Ltd. 15,112 54,285
Cello World, Ltd. 19,279 69,365
Cemindia Projects, Ltd. 44,516 638,149
Central Depository Services
India, Ltd. 220,861 3,085,550
Centum Electronics, Ltd. 7,376 273,897
Century Enka, Ltd. 14,428 92,308
Century Plyboards India, Ltd. 39,453 330,584
Cera Sanitaryware, Ltd. 5,245 336,749
CESC, Ltd. 404,271 701,516
Shares Value
INDIA — (Continued)
CG Power & Industrial
Solutions, Ltd. 338,206 $ 3,060,389
Chalet Hotels, Ltd. 43,841 372,820
Chambal Fertilisers and
Chemicals, Ltd. 445,162 2,047,703
Chennai Petroleum Corp., Ltd. 78,173 1,032,803
*Choice International, Ltd. 55,466 478,392
CIE Automotive India, Ltd. 191,305 819,234
Cipla, Ltd. 403,291 6,226,781
City Union Bank, Ltd. 974,094 2,108,163
Clean Science & Technology,
Ltd. 9,789 75,309
CMS Info Systems, Ltd. 244,727 676,356
Coal India, Ltd. 559,933 2,430,396
ΩCochin Shipyard, Ltd. 81,216 1,211,239
Ω*Coffee Day Enterprises, Ltd. 33,286 10,644
Coforge, Ltd. 478,305 8,627,185
*Cohance Lifesciences, Ltd. 19,742 87,946
Colgate-Palmolive India, Ltd. 104,380 2,271,166
Computer Age Management
Services, Ltd. 474,180 3,956,594
Concord Biotech, Ltd. 10,847 161,520
Confidence Petroleum India,
Ltd. 15,247 12,729
Container Corp. of India, Ltd. 152,780 841,439
Control Print, Ltd., Class A 9,569 57,415
Coromandel International, Ltd. 112,906 2,453,722
Cosmo First, Ltd. 18,019 168,510
Craftsman Automation, Ltd. 15,792 1,634,149
CRISIL, Ltd. 13,702 626,086
Crompton Greaves Consumer
Electricals, Ltd. 806,686 2,199,861
*CSB Bank, Ltd. 76,433 264,269
Cummins India, Ltd. 61,840 3,576,953
Cyient, Ltd. 60,712 539,386
Ω*D P Abhushan, Ltd. 4,839 66,840
Dabur India, Ltd. 196,896 869,694
*Dalmia Bharat Refractories,
Ltd. 397 –
Dalmia Bharat Sugar &
Industries, Ltd. 13,799 50,747
Dalmia Bharat, Ltd. 59,949 1,130,747
Data Patterns India, Ltd. 11,293 506,685
Datamatics Global Services,
Ltd. 26,326 229,571
DB Corp., Ltd. 75,271 164,836
DCB Bank, Ltd. 462,884 902,773
DCM Shriram International,
Ltd. 55,583 42,741
DCM Shriram, Ltd. 35,557 385,289
DCW, Ltd. 294,160 142,402
Ddev Plastiks Industries, Ltd. 6,497 18,259
*DEE Development Engineers,
Ltd. 1,995 14,188
Deep Industries, Ltd. 21,149 132,305
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 129,838 2,113,006
Deepak Nitrite, Ltd. 76,751 1,337,059
*Delhivery, Ltd. 618,658 3,124,899

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Delta Corp., Ltd. 169,598 $ 111,928
*Devyani International, Ltd. 134,212 160,607
*Dhanlaxmi Bank, Ltd. 305,401 102,649
Dhanuka Agritech, Ltd. 6,837 73,225
*Digitide Solutions, Ltd. 39,044 41,464
ΩDilip Buildcon, Ltd. 53,809 242,046
*Dishman Carbogen Amcis,
Ltd. 58,441 114,499
Divi's Laboratories, Ltd. 28,182 2,379,439
Dixon Technologies India, Ltd. 45,255 6,663,391
DLF, Ltd. 160,943 1,112,086
D-Link India, Ltd. 14,689 69,554
Dodla Dairy, Ltd. 19,913 217,172
Doms Industries, Ltd. 17,010 402,899
ΩDr. Lal PathLabs, Ltd. 75,971 1,516,952
Dr. Reddy's Laboratories, Ltd. 186,753 2,247,143
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 371,964 4,407,773
*Dredging Corp. of India, Ltd. 12,873 153,723
Dwarikesh Sugar Industries,
Ltd. 59,222 22,990
Dynacons Systems &
Solutions Ltd 5,004 64,669
*Easy Trip Planners, Ltd. 1,071,390 74,222
eClerx Services, Ltd. 59,210 1,145,229
Eicher Motors, Ltd. 73,681 6,049,155
*EID Parry India, Ltd. 151,798 1,209,182
EIH Associated Hotels 19,504 63,358
EIH, Ltd. 267,679 917,372
Eimco Elecon India, Ltd. 3,470 64,763
Elecon Engineering Co., Ltd. 112,855 495,644
*Electronics Mart India, Ltd. 35,132 47,925
Electrosteel Castings, Ltd. 477,511 353,573
Elgi Equipments, Ltd. 194,658 1,162,154
Emami, Ltd. 215,151 897,562
*Embassy Developments, Ltd. 251,109 160,906
Emcure Pharmaceuticals, Ltd. 36,111 741,824
ΩEndurance Technologies,
Ltd. 39,683 1,147,174
Engineers India, Ltd. 698,167 1,627,190
Epigral, Ltd. 12,268 139,980
EPL, Ltd. 297,724 694,018
Ω*Equitas Small Finance
Bank, Ltd. 804,903 634,457
ΩEris Lifesciences, Ltd. 37,826 537,053
ESAB India, Ltd. 4,087 241,091
Escorts Kubota, Ltd. 94,693 3,062,648
*Eternal, Ltd. 949,434 3,009,551
*Ethos, Ltd. 1,762 47,559
*Eureka Forbes, Ltd. 68,888 323,773
Eveready Industries India, Ltd. 38,513 138,387
Everest Kanto Cylinder, Ltd. 36,727 41,098
Exide Industries, Ltd. 678,971 3,200,767
FDC, Ltd. 52,453 225,282
Federal Bank, Ltd. 2,706,565 10,179,226
*Federal-Mogul Goetze India,
Ltd. 14,762 73,388
FIEM Industries, Ltd. 23,924 582,536
Filatex India, Ltd. 227,054 174,952
Shares Value
INDIA — (Continued)
Fine Organic Industries, Ltd. 8,594 $ 433,821
Fineotex Chemical, Ltd. 301,410 124,209
Finolex Cables, Ltd. 85,697 887,013
Finolex Industries, Ltd. 256,949 437,256
Firstsource Solutions, Ltd. 620,811 1,965,723
Flair Writing Industries, Ltd. 3,944 10,710
Force Motors, Ltd. 13,179 2,472,677
Fortis Healthcare, Ltd. 554,083 5,487,695
*FSN E-Commerce Ventures,
Ltd. 410,802 1,435,428
G R Infraprojects, Ltd. 19,370 179,479
Gabriel India, Ltd. 99,053 1,496,773
GAIL India, Ltd. 1,562,243 2,970,742
Galaxy Surfactants, Ltd. 11,703 238,500
Ganesh Housing, Ltd. 16,579 128,684
Garden Reach Shipbuilders &
Engineers, Ltd. 27,437 747,986
Garware Hi-Tech Films, Ltd. 9,645 722,907
Garware Technical Fibres, Ltd. 38,612 296,586
Gateway Distriparks, Ltd. 169,407 102,924
GE Vernova T&D India, Ltd. 89,048 4,034,808
Genus Power Infrastructures,
Ltd. 64,193 210,377
*Genus Prime Infra, Ltd. 10,698 3,315
Geojit Financial Services, Ltd. 65,630 52,523
GHCL Textiles, Ltd. 87,102 103,721
GHCL, Ltd. 96,806 444,487
Gillette India, Ltd. 7,363 588,330
ΩGland Pharma, Ltd. 42,997 1,127,885
GlaxoSmithKline
Pharmaceuticals, Ltd. 25,279 703,515
Glenmark Pharmaceuticals,
Ltd. 186,818 4,373,869
Global Health, Ltd. 86,729 1,277,643
Globus Spirits, Ltd. 17,248 159,709
GMM Pfaudler, Ltd. 18,666 169,102
*GMR Airports, Ltd. 1,208,596 1,333,300
GNA Axles, Ltd. 8,546 47,985
Godawari Power and Ispat,
Ltd. 552,505 1,403,629
Godfrey Phillips India, Ltd. 51,521 1,151,967
ΩGodrej Agrovet, Ltd. 47,781 278,829
Godrej Consumer Products,
Ltd. 146,954 1,648,583
*Godrej Industries, Ltd. 28,884 398,864
Godrej Properties, Ltd. 56,174 1,239,696
*Gokaldas Exports, Ltd. 51,103 436,476
*Gokul Agro Resources, Ltd. 114,730 270,679
Goldiam International, Ltd. 79,525 313,133
Goodluck India, Ltd. 24,737 393,422
Granules India, Ltd. 295,852 2,556,981
Graphite India, Ltd. 155,572 1,070,245
Grasim Industries, Ltd. 109,014 3,542,741
*Gravita India, Ltd. 741 12,553
Great Eastern Shipping Co.,
Ltd. (The) 178,986 2,533,173
Greaves Cotton, Ltd. 129,061 321,993
Greenlam Industries, Ltd. 54,753 144,550
Greenpanel Industries, Ltd. 46,352 93,768

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Greenply Industries, Ltd. 52,973 $ 158,089
Grindwell Norton, Ltd. 18,444 409,841
*GSPL Transmission, Ltd. 117,299 184,427
Gufic Biosciences, Ltd. 19,176 78,350
Gujarat Alkalies & Chemicals,
Ltd. 38,969 273,965
Gujarat Ambuja Exports, Ltd. 215,892 389,427
Gujarat Energy, Ltd. 351,896 1,012,372
Gujarat Fluorochemicals, Ltd. 24,092 1,102,604
Gujarat Industries Power Co.,
Ltd. 28,702 48,482
Gujarat Mineral Development
Corp., Ltd. 219,233 1,296,465
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 136,305 728,989
Gujarat Pipavav Port, Ltd. 570,084 897,831
Gujarat Themis Biosyn, Ltd. 7,781 29,199
Gulf Oil Lubricants India, Ltd. 23,814 266,880
Happiest Minds Technologies,
Ltd. 28,722 113,545
Hariom Pipe Industries, Ltd. 6,587 26,958
ΩHarsha Engineers
International, Ltd. 13,182 55,407
Hatsun Agro Product, Ltd. 44,222 410,356
Havells India, Ltd. 123,136 1,626,972
HBL Engineering, Ltd. 180,054 1,356,231
HCL Technologies, Ltd. 574,722 8,112,907
ΩHDFC Asset Management
Co., Ltd. 143,800 3,942,274
HDFC Bank, Ltd. 1,172,234 9,191,499
HDFC Bank, Ltd., Sponsored
ADR 1,529,817 36,608,521
ΩHDFC Life Insurance Co.,
Ltd. 102,788 590,884
*HealthCare Global
Enterprises, Ltd. 48,957 344,390
HEG, Ltd. 251,484 1,732,305
HeidelbergCement India, Ltd. 68,758 110,032
Heritage Foods, Ltd. 66,074 228,626
Hero MotoCorp, Ltd. 149,205 8,422,346
Hester Biosciences, Ltd. 2,360 61,284
HFCL, Ltd. 1,113,982 2,264,040
HG Infra Engineering, Ltd. 4,766 26,901
Hikal, Ltd. 3,879 8,997
Himadri Speciality Chemical,
Ltd. 311,576 2,451,234
Himatsingka Seide, Ltd. 10,081 8,371
*Hind Rectifiers, Ltd. 7,383 103,555
Hindalco Industries, Ltd. 1,104,363 11,278,589
Hindustan Aeronautics, Ltd. 113,972 5,550,185
Hindustan Copper, Ltd. 603,314 3,108,412
*Hindustan Foods, Ltd. 35,064 211,178
*Hindustan Oil Exploration
Co., Ltd. 56,002 94,666
Hindustan Petroleum Corp.,
Ltd. 716,803 2,927,988
Hindustan Unilever, Ltd. 224,039 4,933,953
*Hindware Home Innovation,
Ltd. 23,250 53,718
Shares Value
INDIA — (Continued)
Hitachi Energy India, Ltd. 5,987 $ 2,018,883
HI-Tech Pipes, Ltd. 58,519 51,917
HLE Glascoat, Ltd. 13,234 59,211
Honda India Power Products,
Ltd. 2,496 54,775
HPL Electric & Power, Ltd. 14,064 49,003
*Hubtown, Ltd. 62,086 124,009
Hyundai Motor India, Ltd. 63,641 1,454,509
ICICI Bank, Ltd. 469,378 7,061,208
ICICI Bank, Ltd., Sponsored
ADR 1,327,764 39,819,642
ΩICICI Lombard General
Insurance Co., Ltd. 87,980 1,497,177
ΩICICI Prudential Life
Insurance Co., Ltd. 68,411 369,533
ICRA, Ltd. 2,862 147,082
*ideaForge Technology, Ltd. 22,957 210,550
IDFC First Bank, Ltd. 2,567,582 2,278,707
*IFB Industries, Ltd. 5,849 80,653
IIFL Capital Services, Ltd. 250,418 886,561
*Imagicaaworld Entertainment,
Ltd. 32,678 16,093
*India Cements, Ltd. (The) 80,473 335,673
India Glycols, Ltd. 51,747 622,304
India Nippon Electricals, Ltd. 8,759 107,442
India Pesticides, Ltd. 11,970 19,338
India Power Corp., Ltd. 190,231 14,654
ΩIndiaMart InterMesh, Ltd. 29,461 555,719
Indian Bank 308,032 2,700,506
ΩIndian Energy Exchange,
Ltd. 586,771 813,233
Indian Hotels Co., Ltd. (The),
Class A 395,001 3,057,465
Indian Hume Pipe Co., Ltd.
(The) 13,592 55,663
Indian Metals & Ferro Alloys,
Ltd. 32,325 490,761
Indian Oil Corp., Ltd. 932,146 1,369,375
Indian Railway Catering &
Tourism Corp., Ltd. 68,283 350,522
Indigo Paints, Ltd. 15,495 180,552
Indo Count Industries, Ltd. 109,863 462,008
*Indo Tech Transformers, Ltd. 385 13,936
Indoco Remedies, Ltd. 45,938 105,674
Indraprastha Gas, Ltd. 472,058 751,909
Indraprastha Medical Corp.,
Ltd. 84,028 322,629
*Indus Towers, Ltd. 1,787,224 7,325,717
IndusInd Bank, Ltd. 262,636 2,786,835
Info Edge India, Ltd. 234,647 3,015,625
Infosys, Ltd. 1,218,257 14,429,096
#Infosys, Ltd., Sponsored ADR 898,322 10,806,814
Ingersoll Rand India, Ltd. 7,647 347,475
Innova Captab, Ltd. 8,685 88,680
*Inox Green Energy Services,
Ltd. 176,202 313,734
INOX India, Ltd. 29,128 582,468
*Inox Wind, Ltd. 317,946 260,382
Insecticides India, Ltd. 12,232 82,200

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Intellect Design Arena, Ltd. 159,192 $ 1,201,093
ΩInterGlobe Aviation, Ltd. 115,214 6,244,004
*Inventurus Knowledge
Solutions, Ltd. 24,952 483,506
IOL Chemicals and
Pharmaceuticals, Ltd. 185,619 284,668
ION Exchange India, Ltd. 18,897 83,320
Ipca Laboratories, Ltd. 116,649 2,136,762
IRB Infrastructure Developers,
Ltd. 2,650,150 555,500
ΩIRCON International, Ltd. 479,527 633,188
ISGEC Heavy Engineering,
Ltd. 16,282 140,943
ITC Hotels, Ltd. 129,516 220,400
ITC, Ltd. 1,751,514 5,158,261
J Kumar Infraprojects, Ltd. 38,929 196,654
*Jai Balaji Industries, Ltd. 8,115 4,908
*Jaiprakash Power Ventures,
Ltd. 4,700,539 901,041
Jammu & Kashmir Bank, Ltd.
(The) 1,120,532 1,832,028
Jamna Auto Industries, Ltd. 391,121 537,727
*Jana Small Finance Bank,
Ltd. 34,335 206,913
Jash Engineering, Ltd. 31,097 164,439
JBM Auto, Ltd. 38,655 266,714
Jeena Sikho Lifecare, Ltd. 46,441 285,295
Jindal Drilling & Industries, Ltd. 13,354 86,242
Jindal Saw, Ltd. 438,118 1,179,840
Jindal Stainless, Ltd. 295,205 2,273,402
Jindal Steel, Ltd. 280,814 3,244,452
*JITF Infralogistics, Ltd. 9,258 32,791
JK Cement, Ltd. 64,993 3,708,242
JK Lakshmi Cement, Ltd. 82,409 487,683
JK Paper, Ltd. 98,032 401,262
JK Tyre & Industries, Ltd. 264,168 1,106,756
JSW Dulux, Ltd. 12,475 384,232
JSW Energy, Ltd. 306,293 1,780,490
JSW Steel, Ltd. 387,504 5,157,785
JTEKT India, Ltd. 108,477 159,973
JTL Industries, Ltd. 201,631 159,314
Jubilant Foodworks, Ltd. 487,428 2,238,802
Jubilant Ingrevia, Ltd. 111,913 862,908
Jubilant Pharmova, Ltd. 96,248 943,314
*Juniper Hotels, Ltd. 15,357 31,438
*Jupiter Wagons, Ltd. 86,911 236,098
Jyothy Labs, Ltd. 42,584 88,747
*Jyoti Structures, Ltd. 226,211 25,605
Kajaria Ceramics, Ltd. 90,848 1,140,944
Kalpataru Projects
International, Ltd. 149,585 2,021,745
Kalyan Jewellers India, Ltd. 142,592 915,494
Kalyani Steels, Ltd. 23,136 211,938
Kansai Nerolac Paints, Ltd. 200,366 413,143
Karnataka Bank, Ltd. (The) 673,361 2,009,533
Karur Vysya Bank, Ltd. (The) 1,647,739 5,913,831
Kaveri Seed Co., Ltd. 27,032 221,676
KCP, Ltd. (The) 52,572 89,022
KDDL, Ltd. 5,267 182,274
Shares Value
INDIA — (Continued)
KEC International, Ltd. 148,710 $ 730,887
KEI Industries, Ltd. 76,346 3,999,934
*Kellton Tech Solutions, Ltd. 550,666 81,837
Kewal Kiran Clothing, Ltd. 24,850 129,439
*Keystone Realtors, Ltd. 22,701 95,132
KFin Technologies, Ltd. 112,998 1,110,735
*Kiri Industries, Ltd. 65,359 284,034
Kirloskar Brothers, Ltd. 23,241 455,515
Kirloskar Ferrous Industries,
Ltd. 19,820 98,108
Kirloskar Oil Engines, Ltd. 156,624 3,594,563
Kirloskar Pneumatic Co., Ltd. 38,084 591,686
Kitex Garments, Ltd. 112,915 172,553
*Knowledge Marine &
Engineering Works, Ltd. 1,576 40,687
*Kolte-Patil Developers, Ltd. 25,809 104,166
Kotak Mahindra Bank, Ltd. 1,948,922 7,972,166
KP Energy, Ltd. 9,363 30,121
KPIT Technologies, Ltd. 231,635 1,452,711
KPR Mill, Ltd. 72,143 793,751
KRBL, Ltd. 93,396 343,671
*Krishana Phoschem, Ltd. 27,860 53,419
Ω*Krishna Institute of Medical
Sciences, Ltd. 213,181 1,797,901
Krsnaa Diagnostics, Ltd. 30,150 166,668
KSB, Ltd. 46,095 413,485
*Kwality Wall's India, Ltd. 180,132 58,354
ΩL&T Technology Services,
Ltd. 22,300 830,953
LA Opala RG, Ltd. 37,736 72,909
Landmark Cars, Ltd. 20,015 113,432
Larsen & Toubro, Ltd. 248,150 10,244,071
Larsen & Toubro, Ltd., GDR 18 732
*Latent View Analytics, Ltd. 34,512 114,371
ΩLaurus Labs, Ltd. 505,278 9,617,837
Laxmi Organic Industries, Ltd. 61,095 114,282
Ω*Lemon Tree Hotels, Ltd. 636,123 728,693
LG Balakrishnan & Bros, Ltd. 30,504 507,809
Lincoln Pharmaceuticals, Ltd. 10,298 62,291
Linde India, Ltd. 5,747 406,262
Lloyds Enterprises, Ltd. 155,023 129,913
Lloyds Metals & Energy, Ltd. 43,378 930,616
LMW, Ltd. 1,213 205,339
ΩLodha Developers, Ltd. 96,965 1,264,158
LT Foods, Ltd. 263,169 1,131,807
ΩLTM, Ltd. 54,467 2,490,075
Lumax Auto Technologies, Ltd. 47,403 779,145
Lumax Industries, Ltd. 2,923 161,889
Lupin, Ltd. 251,434 6,363,917
LUX Industries, Ltd. 1,865 24,386
Madhya Bharat Agro Products,
Ltd. 58,950 98,976
Mahanagar Gas, Ltd. 58,349 685,218
Maharashtra Seamless, Ltd. 57,395 340,075
Mahindra & Mahindra, Ltd. 660,585 23,528,776
Mahindra & Mahindra, Ltd.,
GDR 367 12,863
*Mahindra Holidays & Resorts
India, Ltd. 46,505 106,452

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Mahindra Lifespace
Developers, Ltd. 40,960 $ 168,558
ΩMahindra Logistics, Ltd. 46,351 198,928
*Man Industries India, Ltd. 64,278 358,593
Man Infraconstruction, Ltd. 159,588 164,045
Manali Petrochemicals, Ltd. 101,862 69,275
Mangalam Cement, Ltd. 20,337 202,581
Mangalore Refinery &
Petrochemicals, Ltd. 188,170 335,142
Mankind Pharma, Ltd. 54,873 1,420,263
Manorama Industries, Ltd. 19,040 320,177
Marico, Ltd. 410,244 3,743,425
Marksans Pharma, Ltd. 350,853 949,986
Maruti Suzuki India, Ltd. 43,374 6,470,529
Mastek, Ltd. 18,798 369,360
ΩMatrimony.com, Ltd. 9,836 45,049
*Max Estates, Ltd. 36,259 149,421
*Max Financial Services, Ltd. 26,801 421,052
Max Healthcare Institute, Ltd. 191,267 2,202,031
Mayur Uniquoters, Ltd. 32,479 255,621
Mazagon Dock Shipbuilders,
Ltd. 18,360 458,312
Ω*Medi Assist Healthcare
Services, Ltd. 53,159 199,454
*Medplus Health Services, Ltd. 68,135 503,398
*Meghmani Organics, Ltd. 150,690 85,093
Metro Brands, Ltd. 12,932 140,495
ΩMetropolis Healthcare, Ltd. 353,024 2,154,995
Minda Corp., Ltd. 125,522 922,126
ΩMishra Dhatu Nigam, Ltd. 57,060 236,816
MM Forgings, Ltd. 10,105 57,915
MOIL, Ltd. 221,196 651,545
Mold-Tek Packaging, Ltd. 15,190 107,014
Monarch Networth Capital, Ltd. 9,632 39,385
Monte Carlo Fashions, Ltd. 19,817 108,623
Morepen Laboratories, Ltd. 428,444 256,128
Motherson Sumi Wiring India,
Ltd. 2,992,991 1,273,860
Motilal Oswal Financial
Services, Ltd. 100,018 893,050
Mphasis, Ltd. 131,259 3,222,218
MPS, Ltd. 3,102 87,649
MRF, Ltd. 1,679 2,336,329
Mrs Bectors Food Specialities,
Ltd. 106,591 230,643
MSTC, Ltd. 46,798 303,207
*Mukand, Ltd. 17,376 25,754
Multi Commodity Exchange of
India, Ltd. 73,633 2,077,606
Narayana Hrudayalaya, Ltd. 60,603 1,288,850
Natco Pharma, Ltd. 154,762 1,487,363
National Aluminium Co., Ltd. 1,643,552 6,029,716
National Fertilizers, Ltd. 194,714 145,849
Nava, Ltd. 192,382 1,115,902
Navin Fluorine International,
Ltd. 8,130 644,802
Ω*Navkar Corp., Ltd. 23,051 24,816
Navneet Education, Ltd. 109,379 153,725
*Nazara Technologies, Ltd. 212,575 755,258
Shares Value
INDIA — (Continued)
NBCC India, Ltd. 836,861 $ 831,467
NCC, Ltd. 719,771 1,064,249
NCL Industries, Ltd. 35,896 68,523
Neogen Chemicals, Ltd. 13,345 282,956
NESCO, Ltd. 27,174 303,253
Nestle India, Ltd. 272,091 4,304,864
Netweb Technologies India,
Ltd. 19,747 936,283
*Network18 Media &
Investments, Ltd. 33,171 10,238
Neuland Laboratories, Ltd. 9,142 1,824,567
Newgen Software
Technologies, Ltd. 27,866 162,292
NHPC, Ltd. 1,632,025 1,346,637
NIIT Learning Systems, Ltd. 81,603 205,096
NIIT, Ltd. 98,842 99,199
Nilkamal, Ltd. 4,763 89,744
ΩNippon Life India Asset
Management, Ltd. 183,655 2,235,465
Nitin Spinners, Ltd. 45,009 256,709
NLC India, Ltd. 188,167 587,486
*NMDC Steel, Ltd. 36,206 16,324
NMDC, Ltd. 4,288,263 3,821,976
NOCIL, Ltd. 6,512 11,204
NRB Bearings, Ltd. 81,036 348,128
NTPC, Ltd. 1,515,165 5,514,238
Nucleus Software Exports, Ltd. 6,966 50,087
*Nuvoco Vistas Corp., Ltd. 117,034 422,740
Oberoi Realty, Ltd. 65,376 1,252,295
Oil & Natural Gas Corp., Ltd. 887,562 2,256,044
Oil India, Ltd. 232,950 1,119,644
Olectra Greentech, Ltd. 34,754 482,327
*One 97 Communications, Ltd. 218,747 3,078,942
Oracle Financial Services
Software, Ltd. 21,045 2,467,216
Orient Cement, Ltd. 98,373 140,876
Orient Electric, Ltd. 65,535 120,039
*Orient Green Power Co., Ltd. 450,505 46,979
Oriental Hotels, Ltd. 47,244 65,185
Page Industries, Ltd. 4,703 1,990,081
*Panacea Biotec, Ltd. 21,793 96,260
Panama Petrochem, Ltd. 26,471 125,828
ΩParadeep Phosphates, Ltd. 444,896 686,963
ΩParag Milk Foods, Ltd. 70,540 158,439
*Paramount Communications,
Ltd. 13,054 8,876
Patanjali Foods, Ltd. 127,617 474,275
*Patel Engineering, Ltd. 707,084 202,532
*PB Fintech, Ltd. 30,235 507,482
*PC Jeweller, Ltd. 5,026,323 487,803
PCBL CHEMICAL, Ltd. 360,661 1,201,636
PDS, Ltd. 23,261 88,629
Pearl Global Industries, Ltd. 33,591 726,916
*Pennar Industries, Ltd. 196,026 339,232
Persistent Systems, Ltd. 103,064 5,993,839
Petronet LNG, Ltd. 886,858 2,609,499
PG Electroplast, Ltd. 82,540 530,586
Phoenix Mills, Ltd. (The) 101,334 2,010,750
PI Industries, Ltd. 49,536 1,428,323

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
*Piccadily Agro Industries, Ltd. 15,781 $ 121,374
Pidilite Industries, Ltd. 117,400 1,982,690
Piramal Pharma, Ltd. 674,963 1,383,740
Pitti Engineering, Ltd. 13,601 131,784
PIX Transmissions, Ltd. 5,346 93,731
PNC Infratech, Ltd. 152,399 393,108
Pokarna, Ltd. 21,828 214,563
Poly Medicure, Ltd. 11,423 203,762
Polycab India, Ltd. 27,096 2,586,069
Polyplex Corp., Ltd. 30,008 347,617
Pondy Oxides & Chemicals,
Ltd. 65,693 361,527
Power Grid Corp. of India, Ltd. 1,863,123 5,550,414
Power Mech Projects, Ltd. 24,726 665,061
Praj Industries, Ltd. 193,299 631,871
Prakash Industries, Ltd. 142,296 184,031
ΩPrataap Snacks, Ltd. 9,062 110,123
Precision Wires India, Ltd. 58,596 228,820
Premier Explosives, Ltd. 7,072 49,226
Prestige Estates Projects, Ltd. 100,766 1,706,839
Pricol, Ltd. 133,511 974,799
*Prime Focus, Ltd. 168,641 507,452
*Prime Securities, Ltd. 2,876 8,346
*Prism Johnson, Ltd. 151,259 168,768
Privi Speciality Chemicals, Ltd. 15,073 571,404
Procter & Gamble Health, Ltd. 6,124 423,895
Procter & Gamble Hygiene &
Health Care, Ltd. 908 81,783
Protean eGov Technologies,
Ltd. 8,032 51,867
Prudent Corporate Advisory
Services, Ltd. 4,795 165,437
*PSP Projects, Ltd. 18,070 185,217
Punjab National Bank 1,491,432 1,761,770
*Puravankara, Ltd. 36,295 80,183
*PVR Inox, Ltd. 119,616 1,417,365
ΩQuess Corp., Ltd. 36,383 126,806
R Systems International, Ltd. 11,294 31,067
RACL Geartech, Ltd. 1,218 16,114
Radico Khaitan, Ltd. 35,160 1,599,565
Raghav Productivity
Enhancers, Ltd. 3,318 42,296
Rail Vikas Nigam, Ltd. 98,495 232,759
Railtel Corp. of India, Ltd. 153,745 458,423
Rain Industries, Ltd. 390,519 912,500
Rainbow Children's Medicare,
Ltd. 20,757 331,842
Rajratan Global Wire, Ltd. 7,266 37,695
Rallis India, Ltd. 76,153 173,305
Ram Ratna Wires, Ltd. 23,180 108,958
Ramco Cements, Ltd. (The) 109,288 1,051,760
*Ramco Systems, Ltd. 27,394 166,779
Ramkrishna Forgings, Ltd. 131,014 894,092
*Ramky Infrastructure, Ltd. 13,566 53,914
Rane Holdings, Ltd. 7,741 141,855
Rane Madras, Ltd. 5,867 71,002
Rashi Peripherals, Ltd. 11,131 97,241
Rashtriya Chemicals &
Fertilizers, Ltd. 329,252 439,624
Shares Value
INDIA — (Continued)
*Rategain Travel
Technologies, Ltd., Class A 28,270 $ 272,108
Ratnamani Metals & Tubes,
Ltd. 21,068 520,854
*RattanIndia Enterprises, Ltd. 113,997 37,443
*RattanIndia Power, Ltd. 3,850,671 351,510
Raymond Lifestyle, Ltd. 92,495 688,756
Raymond Realty, Ltd. 115,619 779,276
*Raymond, Ltd. 115,619 702,935
ΩRBL Bank, Ltd. 2,645,483 10,411,139
Redington, Ltd. 1,301,665 4,387,995
Redtape, Ltd. 49,024 68,083
Refex Industries, Ltd. 8,879 28,178
Relaxo Footwears, Ltd. 16,050 67,949
Reliance Industrial
Infrastructure, Ltd. 11,418 88,864
Reliance Industries, Ltd. 1,734,754 23,777,302
ΩReliance Industries, Ltd.,
GDR 301,292 16,480,672
*Reliance Infrastructure, Ltd. 114,215 71,870
*Reliance Power, Ltd. 5,639,247 1,383,585
*Religare Enterprises, Ltd. 202,835 538,151
Responsive Industries, Ltd. 31,996 57,544
*Restaurant Brands Asia, Ltd. 213,780 149,309
Rhi Magnesita India, Ltd. 81,895 333,494
Rico Auto Industries, Ltd. 265,597 394,631
RITES, Ltd. 169,906 381,231
Rossari Biotech, Ltd. 16,861 89,116
RPG Life Sciences, Ltd. 4,521 131,164
*RPSG Ventures, Ltd. 17,789 174,366
Safari Industries India, Ltd. 16,334 266,986
*Sagar Cements, Ltd. 69,984 127,594
Sai Silks Kalamandir, Ltd. 12,741 11,902
Saksoft, Ltd. 29,793 52,863
*SAMHI Hotels, Ltd. 106,723 201,154
Samvardhana Motherson
International, Ltd. 3,396,765 5,366,686
Sandhar Technologies, Ltd. 34,879 229,127
Sangam India, Ltd. 9,379 59,951
Sanghvi Movers, Ltd. 12,024 51,642
Sanofi Consumer Healthcare
India, Ltd. 4,700 227,141
ΩSansera Engineering, Ltd. 51,515 1,807,007
*Sapphire Foods India, Ltd. 213,070 413,367
Sarda Energy & Minerals, Ltd. 115,679 626,314
Saregama India, Ltd. 66,425 363,992
Sasken Technologies, Ltd. 6,308 119,780
Savita Oil Technologies, Ltd. 31,473 198,490
SBI Cards & Payment
Services, Ltd. 146,926 1,016,540
ΩSBI Life Insurance Co., Ltd. 163,771 3,230,279
Schaeffler India, Ltd. 18,115 774,456
*Schneider Electric
Infrastructure, Ltd. 58,955 837,413
*SEAMEC, Ltd. 9,929 152,169
Senco Gold, Ltd. 61,604 260,323
*SEPC, Ltd. 858,849 53,287
Seshasayee Paper & Boards,
Ltd. 53,816 137,119

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
ΩSH Kelkar & Co., Ltd. 71,233 $ 122,876
Shaily Engineering Plastics,
Ltd. 22,689 727,979
Shakti Pumps India, Ltd. 18,184 99,177
Shankara Buildpro, Ltd. 15,378 200,205
Shanthi Gears, Ltd. 16,657 71,977
Sharda Cropchem, Ltd. 49,150 422,268
*Sharda Motor Industries, Ltd. 28,148 257,039
Sheela Foam, Ltd. 38,991 320,297
Shilpa Medicare, Ltd. 115,001 736,722
Shipping Corp. of India, Ltd. 533,289 1,628,959
Shivalik Bimetal Controls, Ltd. 24,885 195,463
*Shoppers Stop, Ltd. 3,862 15,769
Shree Cement, Ltd. 6,272 1,712,697
*Shree Renuka Sugars, Ltd. 436,443 100,037
*Shriram Properties, Ltd. 68,540 60,362
Shyam Metalics & Energy, Ltd. 98,318 1,062,677
Siemens Energy India, Ltd. 23,359 790,948
Siemens, Ltd. 5,809 228,914
*Sigma Advanced Systems,
Ltd. 28,301 184,951
*Simplex Infrastructures, Ltd. 4,468 11,068
ΩSirca Paints India, Ltd. 15,846 69,826
SIS, Ltd. 56,237 248,960
Siyaram Silk Mills, Ltd. 8,919 56,301
SJS Enterprises, Ltd. 37,425 938,106
SJVN, Ltd. 451,620 324,793
SKF India Industrial, Ltd. 16,087 461,948
SKF India, Ltd. 13,198 204,661
Skipper, Ltd. 86,323 477,461
SML Mahindra, Ltd. 5,291 315,281
SMS Pharmaceuticals, Ltd. 19,956 78,201
Snowman Logistics, Ltd. 84,393 33,876
Sobha, Ltd. 56,835 817,366
Solar Industries India, Ltd. 17,486 3,370,382
*Solara Active Pharma
Sciences, Ltd. 33,844 182,158
Somany Ceramics, Ltd. 10,505 53,821
ΩSona BLW Precision
Forgings, Ltd. 124,889 1,007,070
Sonata Software, Ltd. 47,287 159,804
South Indian Bank, Ltd. (The) 4,079,181 1,996,518
Southern Petrochemical
Industries Corp., Ltd. 42,535 29,632
SP Apparels, Ltd. 18,201 189,249
*SPML Infra, Ltd. 13,938 28,010
SPR Auto Technologies, Ltd. 23,682 1,090,889
SRF, Ltd. 151,153 4,154,470
Star Cement, Ltd. 139,105 295,632
*Star Health & Allied Insurance
Co., Ltd. 193,267 1,217,350
State Bank of India 851,712 9,170,978
State Bank of India, GDR 8,248 892,434
Steel Authority of India, Ltd. 1,014,337 1,796,923
Steel Strips Wheels, Ltd. 36,882 119,967
Steelcast, Ltd. 22,130 71,888
*Sterling and Wilson
Renewable 80,427 171,922
*Sterlite Technologies, Ltd. 276,889 1,616,528
Shares Value
INDIA — (Continued)
*STL Networks, Ltd. 198,066 $ 50,422
Stove Kraft, Ltd. 12,912 105,337
Strides Pharma Science, Ltd. 126,770 1,361,832
*Stylam Industries, Ltd. 12,425 440,706
Styrenix Performance
Materials, Ltd. 7,140 185,319
*Subex, Ltd. 246,392 31,840
Subros, Ltd. 37,136 318,856
Sudarshan Chemical
Industries, Ltd. 35,089 372,863
Sumitomo Chemical India, Ltd. 115,011 615,104
Sun Pharmaceutical Industries,
Ltd. 232,040 4,840,702
Sun TV Network, Ltd. 148,632 792,346
Sundaram-Clayton, Ltd. 4,582 60,200
Sundram Fasteners, Ltd. 73,023 748,062
Sunteck Realty, Ltd. 73,231 232,015
Suprajit Engineering, Ltd. 95,046 502,649
Supreme Industries, Ltd. 35,624 1,293,837
Supreme Petrochem, Ltd. 62,647 468,236
Supriya Lifescience, Ltd. 42,355 384,864
Surya Roshni, Ltd. 159,581 400,395
Suryoday Small Finance Bank,
Ltd. 44,661 75,790
*Suzlon Energy, Ltd. 9,759,982 4,910,934
Swan Corp., Ltd. 162,339 523,691
Swaraj Engines, Ltd. 5,132 195,174
Symphony, Ltd. 10,692 77,118
*Syncom Formulations India,
Ltd. 301,788 41,497
ΩSyngene International, Ltd. 163,509 661,302
TAJGVK Hotels & Resorts,
Ltd. 25,657 97,678
Talbros Automotive
Components, Ltd. 42,559 181,873
Tamil Nadu Newsprint &
Papers, Ltd. 36,574 57,758
Tamilnad Mercantile Bank, Ltd. 64,610 576,726
Tamilnadu Petroproducts, Ltd. 47,977 48,523
Tanla Platforms, Ltd. 47,437 291,612
*TARC, Ltd. 52,246 75,153
Tata Chemicals, Ltd. 207,879 1,467,452
Tata Communications, Ltd. 80,527 1,482,341
Tata Consultancy Services,
Ltd. 426,689 10,578,793
Tata Consumer Products, Ltd. 133,141 1,511,345
Tata Elxsi, Ltd. 24,134 929,013
Tata Motors Passenger
Vehicles, Ltd. 1,298,068 4,622,110
Tata Motors, Ltd. 1,298,068 5,942,421
Tata Power Co., Ltd. (The) 664,449 2,651,111
Tata Steel, Ltd. 6,747,491 13,414,364
Tata Technologies, Ltd. 157,683 1,235,568
Tatva Chintan Pharma Chem
Pvt, Ltd. 3,729 69,886
*Tbo Tek, Ltd. 14,952 239,947
*TCPL Packaging, Ltd. 3,907 129,124
TD Power Systems, Ltd. 221,108 2,620,900
Tech Mahindra, Ltd. 334,566 5,790,168

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Techno Electric & Engineering
Co., Ltd. 59,068 $ 606,869
Technocraft Industries India,
Ltd. 6,251 169,058
Tega Industries, Ltd. 16,618 258,723
Ω*Tejas Networks, Ltd. 15,404 82,820
Texmaco Rail & Engineering,
Ltd. 238,091 277,954
Thanga Mayil Jewellery, Ltd. 10,788 590,929
Thejo Engineering, Ltd. 1,419 31,360
Thermax, Ltd. 4,526 204,255
*Thirumalai Chemicals, Ltd. 32,693 59,705
Thomas Cook India, Ltd. 24,585 26,867
ΩThyrocare Technologies, Ltd. 61,370 372,407
Tilaknagar Industries, Ltd. 197,767 964,118
Time Technoplast, Ltd. 785,083 1,716,050
Timken India, Ltd. 37,035 1,220,876
Tips Music, Ltd. 54,388 380,799
Titagarh Rail System, Ltd. 149,716 1,294,824
Titan Co., Ltd. 182,902 9,345,321
Torrent Pharmaceuticals, Ltd. 104,654 5,618,816
Torrent Power, Ltd. 79,655 1,179,861
*Transformers & Rectifiers
India, Ltd. 28,985 90,070
Transport Corp. of India, Ltd. 27,530 268,476
Trent, Ltd. 99,237 3,126,306
Trident, Ltd. 900,980 233,330
Triveni Engineering &
Industries, Ltd. 129,403 300,401
*Triveni Power Transmission,
Ltd. 43,134 246,220
Triveni Turbine, Ltd. 161,766 1,020,118
TTK Prestige, Ltd. 31,075 208,958
Tube Investments of India, Ltd. 116,561 3,363,124
TVS Holdings, Ltd. 6,125 944,475
TVS Motor Co., Ltd. 188,918 8,539,771
TVS Srichakra, Ltd. 2,275 93,730
*TVS Supply Chain Solutions,
Ltd. 27,624 39,116
Uflex, Ltd. 32,300 159,325
Ω*Ujjivan Small Finance Bank,
Ltd. 2,127,615 1,599,920
UltraTech Cement, Ltd. 43,765 5,459,674
*Unichem Laboratories, Ltd. 8,751 47,087
Union Bank of India, Ltd. 1,257,076 2,256,057
Uniparts India, Ltd. 15,214 116,080
United Breweries, Ltd. 9,402 139,806
*United Foodbrands, Ltd. 3,078 22,635
United Spirits, Ltd. 122,755 1,950,263
Universal Cables, Ltd. 15,951 227,091
UNO Minda, Ltd. 150,891 1,866,864
UPL, Ltd. 363,393 2,301,508
Usha Martin, Ltd. 336,569 1,749,425
UTI Asset Management Co.,
Ltd. 67,156 635,629
*V2 Retail, Ltd. 143,630 330,162
VA Tech Wabag, Ltd. 112,864 2,338,780
Vadilal Industries, Ltd. 4,441 335,792
Vaibhav Global, Ltd. 82,326 229,821
Shares Value
INDIA — (Continued)
Ω*Valiant Organics, Ltd. 7,784 $ 21,758
*Valor Estate, Ltd. 64,295 76,010
Vardhman Special Steels, Ltd. 25,056 80,027
Vardhman Textiles, Ltd. 132,839 815,565
ΩVarroc Engineering, Ltd. 78,008 555,290
Varun Beverages, Ltd. 716,728 3,322,421
*Vascon Engineers, Ltd. 110,937 37,148
Vedanta Aluminium Metal, Ltd. 1,349,615 6,424,515
*Vedanta Iron and Steel, Ltd. 1,349,615 456,590
*Vedanta Oil and Gas, Ltd. 1,349,615 502,702
*Vedanta Power, Ltd. 1,349,615 488,275
Vedanta, Ltd. 1,349,615 3,737,733
Veedol Corp., Ltd. 8,493 124,571
Venky's India, Ltd. 9,822 154,348
ΩVenus Pipes & Tubes, Ltd. 4,758 83,082
*Veranda Learning Solutions,
Ltd. 21,716 58,968
Vesuvius India, Ltd. 87,402 406,484
V-Guard Industries, Ltd. 170,399 561,657
Vidhi Specialty Food
Ingredients, Ltd. 7,060 24,351
Vijaya Diagnostic Centre, Ltd. 55,086 776,163
Vimta Labs, Ltd. 38,154 243,463
Vinati Organics, Ltd. 24,429 334,015
Vindhya Telelinks, Ltd. 7,415 154,331
Vintage Coffee And
Beverages, Ltd. 145,143 227,385
Vishnu Chemicals, Ltd. 26,633 171,175
V-Mart Retail, Ltd. 18,780 153,346
*Vodafone Idea, Ltd. 18,637,306 2,541,229
Voltamp Transformers, Ltd. 12,655 1,316,099
Voltas, Ltd. 122,463 1,705,613
VRL Logistics, Ltd. 127,422 354,762
VST Industries, Ltd. 50,459 117,137
VST Tillers Tractors, Ltd. 3,618 168,961
*Waaree Renewable
Technologies, Ltd. 1,032 9,877
*Walchandnagar Industries,
Ltd. 14,761 35,891
*Websol Energy System, Ltd. 300,342 304,355
Welspun Corp., Ltd. 173,466 3,000,817
Welspun Enterprises, Ltd. 52,791 327,706
Welspun Living, Ltd. 487,528 796,784
Wendt India, Ltd. 139 11,957
West Coast Paper Mills, Ltd. 16,132 96,286
Westlife Foodworld, Ltd. 25,241 134,148
Wheels India, Ltd. 18,599 274,770
Whirlpool of India, Ltd. 37,527 315,783
Windlas Biotech, Ltd. 9,208 82,772
Wipro, Ltd. 1,299,099 2,500,441
#Wipro, Ltd., Sponsored ADR 156,118 309,114
*Wockhardt, Ltd. 87,568 1,798,533
Wonderla Holidays, Ltd. 19,003 95,139
XPRO India, Ltd. 6,133 96,441
Yasho Industries, Ltd. 2,762 111,699
*Yatra Online, Ltd. 71,137 79,387
*Yes Bank, Ltd. 11,137,856 2,657,957
Zee Entertainment Enterprises,
Ltd. 1,419,565 1,704,252

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Zensar Technologies, Ltd. 203,481 $ 1,083,249
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 6,918 175,308
Zydus Lifesciences, Ltd. 87,006 1,027,494
Zydus Wellness, Ltd. 128,432 777,403
TOTAL INDIA 1,198,260,910
INDONESIA — (0.8%)
ABM Investama TBK PT 804,500 112,220
Adi Sarana Armada TBK PT 2,522,600 85,517
AKR Corporindo TBK PT 9,510,100 774,275
Alam Sutera Realty TBK PT 12,387,400 80,545
Alamtri Minerals Indonesia
TBK PT 5,417,500 456,125
Allo Bank Indonesia TBK PT 359,400 18,875
ANTAM Persero TBK PT 20,258,300 3,242,409
Arwana Citramulia TBK PT 6,036,800 164,390
Aspirasi Hidup Indonesia TBK
PT 11,314,900 226,373
Astra Agro Lestari TBK PT 710,900 271,615
Astra International TBK PT 11,911,000 3,375,909
Astra Otoparts TBK PT 1,195,700 182,737
*Astrindo Nusantara
Infrastructure TBK PT 48,950,900 386,297
Asuransi Tugu Pratama
Indonesia TBK PT 1,751,100 118,725
Avia Avian TBK PT 15,522,600 279,500
*Bank Aladin Syariah TBK PT 2,703,100 42,062
Bank Amar Indonesia TBK PT 1,608,800 19,670
*Bank Artha Graha
Internasional TBK PT 5,696,500 44,321
Bank BTPN Syariah TBK PT 2,238,900 123,181
Bank Central Asia TBK PT 22,914,100 8,054,445
*Bank Ganesha TBK PT 10,310,600 65,322
*Bank Jago TBK PT 2,884,500 195,570
Bank Mandiri Persero TBK PT 19,626,500 4,570,136
*Bank Mayapada International
TBK PT 5,488,270 59,781
Bank Maybank Indonesia TBK
PT 14,900 158
Bank Negara Indonesia
Persero TBK PT 6,506,200 1,276,364
*Bank Neo Commerce TBK PT 13,571,000 199,108
Bank OCBC Nisp TBK PT 6,066,900 434,940
Bank Pan Indonesia TBK PT 5,633,800 280,218
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 3,702,000 162,531
Bank Pembangunan Daerah
Jawa Timur TBK PT 5,429,400 156,902
Bank Rakyat Indonesia
Persero TBK PT 13,262,200 2,240,585
Bank Syariah Indonesia
Persero TBK PT 3,912,414 395,720
*Bank Tabungan Negara
Persero TBK PT 13,358,454 901,996
Barito Pacific TBK PT 2,134,539 218,863
BISI International TBK PT 105,800 3,881
Blue Bird TBK PT 877,600 78,523
Shares Value
INDONESIA — (Continued)
*Buana Lintas Lautan TBK PT 43,765,300 $ 1,104,226
Bukit Asam Persero TBK PT 7,776,200 1,002,600
*Buma Internasional Grup
TBK PT 3,245,900 39,324
*Bumi Resources Minerals
TBK PT 34,111,200 1,061,591
*Bumi Resources TBK PT 76,664,000 702,988
*Bumi Serpong Damai TBK PT 6,584,500 208,579
*Capital Financial Indonesia
TBK PT 6,208,000 631,357
*Cemindo Gemilang PT 2,172,700 96,597
Charoen Pokphand Indonesia
TBK PT 4,378,700 800,596
ΩCikarang Listrindo TBK PT 2,018,800 81,340
Ciputra Development TBK PT 14,300,300 456,967
Cisarua Mountain Dairy PT
TBK 917,600 234,576
*Citra Marga Nusaphala
Persada TBK PT 242,100 18,029
Darma Henwa TBK PT 34,289,700 876,584
Dayamitra Telekomunikasi PT 12,378,000 317,808
Dharma Satya Nusantara TBK
PT 7,312,000 542,487
Digital Mediatama Maxima
TBK PT 475,000 4,910
*Eagle High Plantations TBK
PT 16,392,700 81,080
Elnusa TBK PT 6,451,500 249,183
*Energi Mega Persada TBK PT 38,087,000 2,730,478
Erajaya Swasembada TBK PT 15,316,300 357,500
ESSA Industries Indonesia
TBK PT 10,884,600 387,137
Gajah Tunggal TBK PT 2,163,400 147,281
Garudafood Putra Putri Jaya
TBK PT 3,840,400 62,747
Golden Energy Mines TBK PT 127,700 45,952
Gudang Garam TBK PT 763,900 806,608
*Harum Energy TBK PT 999,000 46,358
Hexindo Adiperkasa TBK PT 243,800 60,564
*Impack Pratama Industri TBK
PT 5,387,000 462,538
Indah Kiat Pulp & Paper TBK
PT 2,578,900 1,203,888
Indika Energy TBK PT 4,321,500 631,630
Indocement Tunggal Prakarsa
TBK PT 1,566,300 406,503
Indofood CBP Sukses Makmur
TBK PT 1,170,900 453,875
Indofood Sukses Makmur TBK
PT 4,237,500 1,642,579
Indomobil Sukses
Internasional TBK PT 415,400 19,738
Indosat TBK PT 2,504,400 264,441
*Industri dan Perdagangan
Bintraco Dharma TBK PT 17,210,800 87,039
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 11,210,000 225,521
*Intiland Development TBK PT 5,617,200 36,524

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
Japfa Comfeed Indonesia TBK
PT 11,449,800 $ 1,368,071
Jasa Marga Persero TBK PT 1,252,000 190,646
Kalbe Farma TBK PT 12,108,000 487,846
Kawasan Industri Jababeka
TBK PT 34,228,900 247,291
*Krakatau Steel Persero TBK
PT 6,052,200 75,341
*Lippo Karawaci TBK PT 2,521,200 8,407
Map Aktif Adiperkasa PT 16,349,300 590,588
Mayora Indah TBK PT 2,793,400 261,580
*MD Entertainment TBK PT 261,030 15,377
MDS Retailing TBK PT 1,356,100 117,191
Medco Energi Internasional
TBK PT 19,422,500 1,387,013
Medikaloka Hermina TBK PT 6,881,700 305,955
*Merdeka Battery Materials
TBK PT 15,556,700 436,597
Merdeka Copper Gold TBK PT 3,234,700 488,962
*Metro Healthcare Indonesia
TBK PT 15,156,400 355,452
Metrodata Electronics TBK PT 6,989,900 196,171
Metropolitan Kentjana TBK PT 4,800 5,809
Midi Utama Indonesia TBK PT 7,722,100 121,878
Mitra Keluarga Karyasehat
TBK PT 3,108,100 304,868
*MNC Digital Entertainment
TBK PT 10,495,800 233,318
*MNC Tourism Indonesia TBK
PT 49,562,800 228,616
Nusantara Sawit Sejahtera
TBK 592,000 36,354
Pabrik Kertas Tjiwi Kimia TBK
PT 1,632,700 589,783
*Pacific Strategic Financial
TBK PT 2,672,100 98,010
Pakuwon Jati TBK PT 23,582,500 348,613
Pam Mineral TBK PT 1,690,700 44,725
*Panin Financial TBK PT 17,651,700 223,663
*Paninvest TBK PT 1,374,000 55,360
Pantai Indah Kapuk Dua TBK
PT 126,785 44,037
Perusahaan Gas Negara
Persero TBK PT 10,665,900 889,121
*Petrindo Jaya Kreasi TBK PT 7,865,000 290,665
*Petrosea TBK PT 4,389,200 1,148,890
*PP Persero TBK PT 5,633,600 63,242
PT TIMAH Persero TBK 8,017,500 1,693,148
PT Tower Bersama
Infrastructure TBK 349,200 28,042
Puradelta Lestari TBK PT 13,117,500 107,891
Rukun Raharja TBK PT 9,024,000 446,335
Salim Ivomas Pratama TBK PT 3,967,600 135,605
*Sarana Meditama
Metropolitan TBK PT 1,587,900 26,121
Sarana Menara Nusantara
TBK PT 20,894,900 469,131
Sariguna Primatirta TBK PT 4,390,700 94,187
Shares Value
INDONESIA — (Continued)
Sawit Sumbermas Sarana
TBK PT 3,163,200 $ 175,792
Selamat Sempurna TBK PT 4,239,200 421,706
Semen Indonesia Persero
TBK PT 4,862,682 394,549
*Sentul City TBK PT 46,268,200 174,849
Steel Pipe Industry of
Indonesia PT 1,950,300 47,690
Sumber Alfaria Trijaya TBK PT 10,606,900 781,046
Sumber Tani Agung
Resources TBK PT 4,726,800 283,703
Summarecon Agung TBK PT 15,630,900 283,187
Surya Citra Media TBK PT 22,564,000 260,827
Surya Semesta Internusa TBK
PT 9,125,500 836,783
TBS Energi Utama TBK PT 1,031,400 26,711
Telkom Indonesia Persero
TBK PT 15,427,400 2,254,866
Telkom Indonesia Persero
TBK PT, Sponsored ADR 27,670 405,642
Temas TBK PT 5,715,000 38,430
Tempo Scan Pacific TBK PT 865,800 138,574
Total Bangun Persada TBK PT 1,459,400 92,459
Transcoal Pacific TBK PT 1,351,100 379,185
Trimegah Bangun Persada
TBK PT 5,357,400 266,471
Trimegah Sekuritas
IndonesiaTBK PT 1,846,500 57,979
Triputra Agro Persada PT 7,688,100 747,703
Tunas Baru Lampung TBK PT 3,986,100 137,345
Ultrajaya Milk Industry &
Trading Co. TBK PT 2,700,800 220,639
Unilever Indonesia TBK PT 2,132,300 207,969
United Tractors TBK PT 1,559,900 2,076,226
Vale Indonesia TBK PT 1,733,505 508,183
*<Waskita Karya Persero TBK
PT 1,217,100 2,562
*<Wijaya Karya Persero TBK
PT 814,400 1,731
XLSMART Telecom Sejahtera
TBK PT 10,322,403 1,399,726
TOTAL INDONESIA 74,771,945
KOREA, REPUBLIC OF — (17.5%)
#Able C&C Co., Ltd. 7,753 58,187
ABOV Semiconductor Co., Ltd. 18,565 86,073
#*ADTechnology Co., Ltd. 7,042 132,127
#Advanced Nano Products
Co., Ltd. 7,195 201,613
#Aekyung Chemical Co., Ltd. 28,810 166,713
#Aekyung Industrial Co., Ltd. 10,212 81,656
#*AeroSpace Technology of
Korea, Inc. 211,471 63,484
Ahnlab, Inc. 3,523 130,967
*Air Busan Co., Ltd. 102,986 108,136
#AJ Networks Co., Ltd. 34,072 102,285
#Ajin Industrial Co., Ltd. 57,606 101,822
#*Alteogen, Inc. 14,251 3,083,702
#*ALUKO Co., Ltd. 113,734 127,240
*Amicogen, Inc. 30,381 23,973

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Amorepacific Corp. 15,815 $ 1,442,064
#*Amotech Co., Ltd. 20,489 201,771
#*Anam Electronics Co., Ltd. 64,500 55,058
#*Ananti, Inc. 136,897 343,755
*Anapass, Inc. 6,189 53,829
*Anterogen Co., Ltd. 1,790 20,628
*APS Innovation Co., Ltd. 22,224 44,036
*ARIBIO Holdings, Inc. 8,295 24,436
#Asia Cement Co., Ltd. 33,666 210,162
ASIA Holdings Co., Ltd. 1,108 149,992
*Asia Pacific Satellite, Inc. 3,364 16,210
#Asia Paper Manufacturing
Co., Ltd. 51,248 262,405
Aurora World Corp. 2,978 45,849
*Avaco Co., Ltd. 14,231 102,812
#Baiksan Co., Ltd. 18,032 125,593
BGF retail Co., Ltd. 14,139 1,239,654
BGFecomaterials Co., Ltd. 18,947 36,347
BH Co., Ltd. 66,144 699,158
*BHI Co., Ltd. 25,080 708,932
*Binex Co., Ltd. 20,492 91,989
#Binggrae Co., Ltd. 11,145 529,225
#Bio Plus Co., Ltd. 62,292 154,015
*Biodyne Co., Ltd. 2,220 12,846
*Bioneer Corp. 2,320 10,268
*BioSmart Co., Ltd. 31,102 56,938
*Biosolution Co., Ltd. 2,985 12,206
*BNC Korea, Inc. 98,656 164,000
BNK Financial Group, Inc. 225,331 2,397,609
#Boditech Med, Inc. 19,052 154,346
*Bookook Securities Co., Ltd. 1,653 60,059
Boryung 46,198 265,387
#*Bosung Power Technology
Co., Ltd. 25,630 103,369
#Bukwang Pharmaceutical
Co., Ltd. 65,146 182,319
*Bumhan Fuel Cell Co., Ltd. 2,684 26,601
Byucksan Corp. 68,167 68,373
#C&G Hi Tech Co., Ltd. 15,304 129,457
#*Cafe24 Corp. 14,271 168,665
Cape Industries, Ltd. 14,068 78,347
#Caregen Co., Ltd. 17,623 687,269
#Celltrion Pharm, Inc. 13,961 393,654
*Celltrion, Inc. 55,039 7,207,534
#*Chabiotech Co., Ltd. 48,891 289,773
Cheil Electric Co., Ltd. 10,356 46,416
#Cheil Worldwide, Inc. 123,567 1,640,684
#Chemtronics Co., Ltd. 25,900 354,247
*Chemtros Co., Ltd. 11,505 26,227
#Cheryong Electric Co., Ltd. 25,477 738,024
Chips&Media, Inc. 8,045 55,356
#*Choil Aluminum Co., Ltd. 106,231 79,131
#Chong Kun Dang
Pharmaceutical Corp. 9,687 454,556
Chongkundang Holdings Corp. 3,099 82,925
Choong Ang Vaccine
Laboratory 4,263 27,210
#*Chunbo Co., Ltd. 8,654 189,081
*CJ CGV Co., Ltd. 151,657 575,482
Shares Value
KOREA, REPUBLIC OF — (Continued)
CJ CheilJedang Corp. 8,134 $ 1,091,988
#CJ Corp. 20,486 1,859,359
*CJ ENM Co., Ltd. 23,953 526,707
#CJ Freshway Corp. 11,626 183,886
#CJ Logistics Corp. 22,473 1,174,327
#Classys, Inc. 17,852 515,263
*CMG Pharmaceutical Co.,
Ltd. 37,543 19,223
*CoAsia Corp. 6,854 12,740
*Com2uS Holdings Corp. 2,150 17,840
CORESTEMCHEMON, Inc. 22,178 28,141
Cosmax, Inc. 17,418 2,256,509
#Cosmecca Korea Co., Ltd. 10,364 572,830
#*CosmoAM&T Co., Ltd. 9,174 208,807
*Cosmochemical Co., Ltd. 7,132 44,422
Coway Co., Ltd. 65,134 4,180,235
#Cowintech Co., Ltd. 11,035 68,190
#*CS Wind Corp. 63,817 1,669,618
#Cuckoo Homesys Co., Ltd. 10,982 165,612
*Curexo, Inc. 11,873 68,705
D.I Corp. 11,234 158,775
*DA Technology Co., Ltd. 1,718 603
Dae Hwa Pharmaceutical Co.,
Ltd. 2,984 18,586
Dae Won Kang Up Co., Ltd. 24,884 62,572
*Daea TI Co., Ltd. 48,530 81,184
Daechang Forging Co., Ltd. 16,749 66,846
#Daedong Corp. 24,627 109,860
#Daedong Gear Co., Ltd. 4,201 26,814
Daeduck Electronics Co., Ltd. 43,484 2,952,410
*Daeho AL Co., Ltd. 17,205 6,420
#*Dae-Il Corp. 69,613 208,004
#Daejoo Electronic Materials
Co., Ltd. 5,940 295,396
*DaeMyoung Energy Co., Ltd. 2,006 17,180
#Daesang Corp. 41,322 513,590
#Daesang Holdings Co., Ltd. 47,989 252,113
#*Daesung Industrial Co., Ltd. 22,146 62,367
#*Daewon Cable Co., Ltd. 47,702 434,962
Daewon Pharmaceutical Co.,
Ltd. 16,212 84,034
#*Daewoo Engineering &
Construction Co., Ltd. 282,718 2,534,289
#Daewoong Co., Ltd. 34,309 392,976
#Daewoong Pharmaceutical
Co., Ltd. 7,300 582,689
#*Daishin Securities Co., Ltd. 35,994 652,623
#*Danal Co., Ltd. 62,131 196,978
Daol Investment & Securities
Co., Ltd. 46,450 111,588
*<Dawonsys Co., Ltd. 9,566 12,735
#DB HiTek Co., Ltd. 56,262 3,279,352
#DB Insurance Co., Ltd. 80,272 8,839,661
DB Securities Co., Ltd. 33,286 208,023
Dear U Co., Ltd. 7,794 108,461
#Dentium Co., Ltd. 10,023 269,258
#DI Dong Il Corp. 17,544 291,641
Digital Daesung Co., Ltd. 27,385 148,479
*DIO Corp. 6,480 55,223

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
DIT Corp. 6,903 $ 73,112
#*DK Tech Co., Ltd. 17,486 212,182
*DKME 37,575 42,722
*DL Holdings Co., Ltd. 19,750 594,980
<DMS Co., Ltd. 20,190 115,416
DN Automotive Corp. 42,864 1,213,132
DNF Co., Ltd. 2,408 20,910
Dohwa Engineering Co., Ltd. 14,288 49,006
*Dong-A Socio Holdings Co.,
Ltd. 4,469 276,472
#Dong-A ST Co., Ltd. 6,591 159,262
#Dongbang Transport
Logistics Co., Ltd. 105,630 131,213
Dongjin Semichem Co., Ltd. 75,929 2,085,025
Dongkoo Bio & Pharma Co.,
Ltd. 21,050 56,770
#DongKook Pharmaceutical
Co., Ltd. 51,062 626,769
Dongkuk CM Co., Ltd. 6,475 23,208
Dongkuk Industries Co., Ltd. 20,727 33,656
#Dongkuk Steel Mill Co., Ltd. 38,331 242,241
#Dongsuh Cos., Inc. 20,228 361,797
#Dongsung Chemical Co., Ltd. 59,944 149,681
#Dongsung Finetec Co., Ltd. 35,432 389,933
#*Dongwha Enterprise Co.,
Ltd. 14,472 56,743
Dongwha Pharm Co., Ltd. 21,652 71,075
#Dongwon Industries Co., Ltd. 21,325 529,498
#Dongwoon Anatech Co., Ltd. 22,056 416,151
Doosan Bobcat, Inc. 106,165 4,453,017
#Doosan Co., Ltd. 15,772 12,943,284
#*Doosan Enerbility Co., Ltd. 226,761 10,672,416
*Doosan Fuel Cell Co., Ltd. 12,803 220,463
#Doosan Tesna, Inc. 15,442 694,278
#*Dream Security Co., Ltd. 147,046 178,225
#Dreamtech Co., Ltd. 52,424 154,253
*DRTECH Corp. 16,916 9,053
DS Dansuk Co., Ltd. 10,570 81,775
*DSK Co., Ltd. 15,700 45,040
*Duchembio Co., Ltd. 1,869 7,446
#*Duk San Neolux Co., Ltd. 16,351 344,063
*Duksan Hi-Metal Co., Ltd. 65,421 401,970
*Duksan Techopia Co., Ltd. 5,981 40,231
DY Corp. 7,568 22,162
DY POWER Corp. 9,212 69,783
*DYPNF Co., Ltd. 2,398 13,742
Easy Bio, Inc. 12,255 52,864
#*Easy Holdings Co., Ltd. 42,919 124,479
Ecoplastic Corp. 54,692 70,930
Ecopro BM Co., Ltd. 3,541 257,062
#*Ecopro Co., Ltd. 16,431 911,617
Ecopro HN Co., Ltd. 3,410 57,045
Elentec Co., Ltd. 19,050 89,925
#E-MART, Inc. 34,423 1,926,741
*EM-Tech Co., Ltd. 4,541 11,737
ENF Technology Co., Ltd. 32,540 947,191
#EO Technics Co., Ltd. 4,481 930,333
#*Eubiologics Co., Ltd. 38,125 212,058
Shares Value
KOREA, REPUBLIC OF — (Continued)
Eugene Investment &
Securities Co., Ltd. 169,803 $ 493,080
Eugene Technology Co., Ltd. 17,426 1,372,617
*EV Advanced Material Co.,
Ltd. 6,671 2,882
*Everybot, Inc. 1,105 9,797
*E-World 47,163 17,764
Exem Co., Ltd. 41,420 39,337
#Exicon Co., Ltd. 17,156 157,517
F&F Co., Ltd. 27,196 1,535,581
F&F Holdings Co., Ltd. 5,377 54,837
#FarmStory Co., Ltd. 48,986 35,184
#FIBERPRO, Inc. 3,577 27,899
#*Fine M-Tec Co., Ltd. 11,356 56,234
#*Fine Semitech Corp. 6,050 78,123
*Firstec Co., Ltd. 8,275 30,994
#*Foosung Co., Ltd. 34,684 218,949
G2Power Co., Ltd. 8,346 38,636
Gabia, Inc. 6,013 198,226
Galaxia Moneytree Co., Ltd. 12,753 41,997
GAMSUNG Corp. Co., Ltd. 87,482 251,886
#Gaon Cable Co., Ltd. 10,314 970,849
#GC Biopharma Corp. 7,693 625,390
#*GC Cell Corp. 15,699 147,113
#GC Corp. 31,998 208,727
GC MediAI Corp. 9,339 18,898
*GeneOne Life Science, Inc. 28,428 10,648
Genians, Inc. 2,402 22,677
*Genic Co., Ltd. 472 8,111
*Genohco, Inc., Class B 755 6,058
*Genome & Co. 18,851 43,369
*Genomictree, Inc. 3,836 30,512
Global Standard Technology
Co., Ltd. 46,038 1,383,691
*Global Tax Free Co., Ltd. 33,218 110,439
#GnBS eco Co., Ltd. 31,052 91,912
#*GnCenergy Co., Ltd. 32,717 839,898
#GOLFZON Co., Ltd. 3,494 96,068
Grand Korea Leisure Co., Ltd. 37,642 247,655
#GS Engineering &
Construction Corp. 136,131 2,239,091
#GS Global Corp. 128,687 227,010
#GS Holdings Corp. 51,483 3,213,851
#GS P&L Co., Ltd. 8,026 198,440
#GS Retail Co., Ltd. 66,002 1,145,788
#HAESUNG DS Co., Ltd. 28,216 953,925
*Haesung Industrial Co., Ltd. 16,744 74,107
#*Han Kuk Carbon Co., Ltd. 54,802 820,665
Hana Financial Group, Inc. 251,423 22,114,361
#Hana Materials, Inc. 12,036 444,058
*Hana Micron, Inc. 85,131 1,773,438
Hana Pharm Co., Ltd. 8,457 51,370
*Hana Technology Co., Ltd. 2,131 17,488
#Hana Tour Service, Inc. 12,354 265,589
*Hanall Biopharma Co., Ltd. 1,662 50,593
#Hancom, Inc. 27,242 325,788
Handok, Inc. 12,708 79,865
Handsome Co., Ltd. 14,186 196,019

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Hanil Cement Co., Ltd. 38,830 $ 378,577
*Hanil Holdings Co., Ltd. 18,444 230,922
Hanjin Kal Corp. 6,426 503,461
Hanjin Logistics Corp. 9,944 104,622
*HanJung Natural Connectivity
System Co., Ltd. 1,970 39,243
Hankook Shell Oil Co., Ltd. 720 251,750
#Hankook Tire & Technology
Co., Ltd. 76,099 3,608,257
#Hanmi Pharm Co., Ltd. 6,095 1,425,743
#*Hanmi Science Co., Ltd. 17,264 434,113
#Hanmi Semiconductor Co.,
Ltd. 36,283 5,458,865
#HanmiGlobal Co., Ltd. 25,340 282,425
#Hannong Chemicals, Inc. 7,296 57,828
*Hanon Systems 397,710 921,955
*Hans Biomed Corp. 927 12,094
Hansae Co., Ltd. 21,235 135,837
Hanshin Construction Co., Ltd. 800 5,404
Hanshin Machinery Co. 15,949 24,779
#Hansol Chemical Co., Ltd. 7,322 1,068,230
*Hansol Holdings Co., Ltd. 35,451 77,705
*Hansol IONES Co., Ltd. 19,348 115,895
Hansol Paper Co., Ltd. 9,744 49,892
#Hansol Technics Co., Ltd. 41,923 205,542
#*Hanssem Co., Ltd. 9,760 266,300
Hanwha Aerospace Co., Ltd. 15,711 10,105,202
#Hanwha Corp. 26,088 1,533,404
*Hanwha Engine 36,409 997,245
#*Hanwha Galleria Corp. 128,040 167,493
*Hanwha General Insurance
Co., Ltd. 119,437 474,163
#*Hanwha Investment &
Securities Co., Ltd. 247,234 719,661
#*Hanwha Life Insurance Co.,
Ltd. 288,163 893,372
*Hanwha Ocean Co., Ltd. 25,481 1,522,748
#*Hanwha Solutions Corp. 160,409 2,869,067
#Hanwha Systems Co., Ltd. 25,931 1,136,766
#*Hanwha Vision Co., Ltd. 47,074 1,386,763
#*Hanyang Digitech Co., Ltd. 15,280 193,666
Hanyang Securities Co., Ltd. 11,980 164,024
#Harim Co., Ltd. 80,928 150,708
#Harim Holdings Co., Ltd. 104,736 705,243
HB SOLUTION Co., Ltd. 87,115 97,643
HD Construction Equipment
Co., Ltd. 99,265 8,696,218
HD Hyundai Co., Ltd. 53,137 7,439,255
#HD Hyundai Electric Co., Ltd. 13,859 6,649,054
#*HD Hyundai Energy
Solutions Co., Ltd. 14,213 1,117,540
#HD Hyundai Heavy Industries
Co., Ltd. 7,604 2,565,423
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 33,550 9,048,169
#HDC Holdings Co., Ltd. 39,877 558,284
*HD-Hyundai Marine Engine 11,389 395,024
*Helixmith Co., Ltd. 13,757 29,961
#*Heung-A Shipping Co., Ltd. 84,935 99,012
Shares Value
KOREA, REPUBLIC OF — (Continued)
Heunggu Oil Co., Ltd. 10,692 $ 83,544
*HFR, Inc. 4,020 40,434
High Tech Pharm Co., Ltd. 5,778 43,283
#Hite Jinro Co., Ltd. 67,560 729,764
Hitejinro Holdings Co., Ltd. 4,002 22,597
#*HJ Shipbuilding &
Construction Co., Ltd. 23,828 262,397
*HK inno N Corp. 32,088 812,497
#*HL Holdings Corp. 12,000 316,476
#HL Mando Co., Ltd. 101,202 3,172,988
*HLB Biostep Co., Ltd. 13,825 16,417
#*HLB Co., Ltd. 10,289 220,834
*Hlb Pharma Ceutical Co., Ltd. 3,572 20,419
*HLB Therapeutics Co., Ltd. 37,781 43,910
*Hotel Shilla Co., Ltd. 41,384 1,264,132
#HPSP Co., Ltd. 41,610 1,009,824
#HS Hyosung Advanced
Materials Corp. 5,581 629,463
HS Hyosung Corp. 971 30,171
HS Industries Co., Ltd. 48,052 82,070
*Hugel, Inc. 7,353 1,199,111
Humedix Co., Ltd. 10,691 179,971
*Huneed Technologies 8,414 24,669
Huons Co., Ltd. 10,763 185,335
Huvitz Co., Ltd. 10,002 49,109
#Hwa Shin Co., Ltd. 63,886 323,082
#*HYBE Co., Ltd. 11,518 1,363,708
#Hyosung Corp. 12,370 1,253,746
Hyosung Heavy Industries
Corp. 10,272 17,414,199
#Hyosung TNC Corp. 6,519 1,408,327
#Hyundai Autoever Corp. 6,251 1,598,155
Hyundai Bioland Co., Ltd. 29,966 67,890
Hyundai BNG Steel Co., Ltd. 8,543 65,554
HYUNDAI Corp. 11,003 197,571
#Hyundai Department Store
Co., Ltd. 25,739 2,144,766
#Hyundai Elevator Co., Ltd. 26,732 1,273,131
Hyundai Engineering &
Construction Co., Ltd. 11,744 779,254
#HYUNDAI EVERDIGM Corp. 17,502 72,920
#Hyundai Glovis Co., Ltd. 45,506 6,383,671
Hyundai Green Food 34,058 431,906
Hyundai Hyms Co., Ltd. 848 8,119
Hyundai Livart Furniture Co.,
Ltd. 14,345 55,239
#*Hyundai Marine & Fire
Insurance Co., Ltd. 129,401 3,489,843
#Hyundai Motor Co. 105,555 28,726,478
#Hyundai Motor Securities
Co., Ltd. 40,619 215,104
#Hyundai Movex Co., Ltd. 15,986 238,831
#Hyundai Pharmaceutical Co.,
Ltd. 15,764 59,266
Hyundai Rotem Co., Ltd. 50,705 4,755,039
Hyundai Steel Co. 89,747 1,658,717
#Hyundai Wia Corp. 32,981 1,346,352
HyVision System, Inc. 14,129 96,922
#i3system, Inc. 4,960 204,217

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*<Icure Pharm, Inc. 23,784 $ 6,790
iFamilySC Co., Ltd. 5,547 29,375
#*Il Dong Pharmaceutical Co.,
Ltd. 19,832 190,989
Iljin Electric Co., Ltd. 36,811 1,342,619
*Iljin Holdings Co., Ltd. 23,985 95,893
#Iljin Power Co., Ltd. 15,723 117,451
<Ilyang Pharmaceutical Co.,
Ltd. 13,193 77,546
iM Financial Group Co., Ltd. 179,327 2,132,000
iMarketKorea, Inc. 23,946 121,939
InBody Co., Ltd. 11,947 387,144
Incar Financial Service Co.,
Ltd. 30,760 215,538
Industrial Bank of Korea 175,540 2,542,541
Innocean Worldwide, Inc. 34,156 455,909
#Innox Advanced Materials
Co., Ltd. 49,748 683,917
*Insun ENT Co., Ltd. 30,295 60,667
*Insung Information Co., Ltd. 657 424
*Intekplus Co., Ltd. 1,805 34,943
Intellian Technologies, Inc. 5,226 213,336
#*Interflex Co., Ltd. 24,797 114,793
Interojo Co., Ltd. 3,029 29,425
*iNtRON Biotechnology, Inc. 11,554 19,733
#IPARK Hyundai Development
Co. 52,566 731,876
#*IS Dongseo Co., Ltd. 18,902 239,043
ISC Co., Ltd. 5,903 536,599
i-SENS, Inc. 11,135 130,821
*ISU Abxis Co., Ltd. 11,583 25,348
*ISU Chemical Co., Ltd. 5,521 48,019
#*ISU Specialty Chemical 9,815 360,739
IsuPetasys Co., Ltd. 65,977 3,447,630
#*Itcenglobal Co., Ltd. 15,844 233,932
#*ITM Semiconductor Co., Ltd. 6,299 35,655
#*Jahwa Electronics Co., Ltd. 35,204 546,937
JB Financial Group Co., Ltd. 110,652 2,052,848
*Jeil Pharmaceutical Co., Ltd. 5,222 34,540
*Jeju Air Co., Ltd. 36,259 106,689
Jeju Bank 6,360 39,257
#*Jeju Semiconductor Corp. 48,473 2,213,363
*JETEMA Co., Ltd. 7,918 23,853
*Jin Air Co., Ltd. 15,316 55,863
#Jinsung T.E.C. 29,742 277,456
#*JNTC Co., Ltd. 17,661 164,136
JS Corp. 9,961 84,889
#Jusung Engineering Co., Ltd. 34,942 3,051,328
#JVM Co., Ltd. 7,569 126,088
JW Holdings Corp. 74,731 196,564
#JW Life Science Corp. 17,173 134,185
JW Pharmaceutical Corp. 22,967 378,568
*JW Shinyak Corp. 12,978 16,913
#JYP Entertainment Corp. 40,116 1,215,551
#K Car Co., Ltd. 18,387 95,179
*K Ensol Co., Ltd. 4,766 26,576
Kakao Corp. 154,948 4,064,709
#KakaoBank Corp. 88,056 1,364,970
#*Kakaopay Corp. 18,226 544,594
Shares Value
KOREA, REPUBLIC OF — (Continued)
Kangnam Jevisco Co., Ltd. 9,264 $ 79,274
*Kangstem Biotech Co., Ltd. 44,797 70,697
#*Kangwon Energy Co., Ltd. 5,068 25,985
KB Financial Group, Inc. 132,232 15,628,177
KB Financial Group, Inc.,
Sponsored ADR 157,455 18,551,348
*KBI Dongyang Steel Pipe
Co., Ltd. 30,308 22,895
#*KBI Metal Co., Ltd. 17,901 46,708
KC Tech Co., Ltd. 10,143 496,585
*KCC Glass Corp. 6,572 101,413
#KCTC 84,651 223,844
*Keeps Biopharma, Inc. 4,712 18,541
#*Kencoa Aerospace Co. 13,841 83,199
KEPCO Engineering &
Construction Co., Inc. 4,924 307,383
#KEPCO Plant Service &
Engineering Co., Ltd. 36,396 1,147,507
#KG Chemical Corp. 67,960 194,485
#KG DONGBUSTEEL 55,922 213,380
KG Eco Solution Co., Ltd. 11,145 42,135
KG Financial Co., Ltd. 20,923 57,235
#*KG Mobility Corp. 73,629 146,669
#KH Vatec Co., Ltd. 41,324 281,445
*KidariStudio, Inc. 11,613 28,468
#KINX, Inc. 2,609 237,348
KISWIRE, Ltd. 6,877 80,988
#KIWOOM Securities Co., Ltd. 16,758 3,449,865
#*KMW Co., Ltd. 8,216 82,523
*KNJ Co., Ltd. 7,229 125,748
Koh Young Technology, Inc. 6,686 127,792
*Kolmar Korea Co., Ltd. 29,953 2,000,088
#Kolon Corp. 18,798 304,576
Kolon Global Corp. 1,678 9,828
Kolon Industries, Inc. 29,979 1,010,374
*Kolon Life Science, Inc. 2,262 22,672
#KoMiCo, Ltd. 11,479 438,001
*Komipharm International Co.,
Ltd. 13,507 69,065
*KONA I Co., Ltd. 3,141 87,464
#Korea Aerospace Industries,
Ltd. 59,309 5,295,669
#Korea Circuit Co., Ltd. 23,290 758,800
Korea Credit Information Co.,
Ltd. 6,948 44,787
Korea District Heating Corp. 2,260 106,366
Korea Electric Power Corp. 50,495 1,232,536
#Korea Electric Power Corp.,
Sponsored ADR 136,000 1,625,200
#Korea Electric Terminal Co.,
Ltd. 14,114 612,791
#Korea Electronic Power
Industrial Development Co.,
Ltd. 14,007 101,292
#Korea Fuel-Tech Corp. 57,610 220,225
Korea Gas Corp. 25,634 619,409
#Korea Information &
Communications Co., Ltd. 26,523 144,177

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Korea Information Certificate
Authority, Inc. 30,586 $ 91,820
Korea Investment Holdings
Co., Ltd. 53,122 7,694,251
#*Korea Line Corp. 497,382 648,896
#Korea Movenex Co., Ltd. 55,757 137,271
#Korea Petrochemical Ind Co.,
Ltd. 5,228 313,526
#Korea Petroleum Industries
Co. 6,861 50,289
Korea Ratings Corp. 1,093 77,661
Korea United Pharm, Inc. 9,330 116,813
Korea Zinc Co., Ltd. 1,228 860,470
Korean Air Lines Co., Ltd. 277,498 5,041,172
Korean Reinsurance Co. 198,754 1,919,648
#*Krafton, Inc. 21,877 3,728,773
KSP Co., Ltd. 6,661 11,563
#KSS LINE, Ltd. 37,138 260,229
KT Skylife Co., Ltd. 39,902 112,790
KT&G Corp. 55,477 6,969,159
KTCS Corp. 35,711 55,106
*Kuk-il Paper Manufacturing
Co., Ltd. 209 534
#Kumho Petrochemical Co.,
Ltd. 12,795 1,026,687
#*Kumho Tire Co., Inc. 252,288 1,290,019
#Kumkang Kind Co., Ltd. 16,948 46,718
#Kwang Dong Pharmaceutical
Co., Ltd. 37,986 161,195
Kyeryong Construction
Industrial Co., Ltd. 19,203 247,159
#Kyobo Securities Co., Ltd. 26,708 179,839
#Kyung Dong Navien Co., Ltd. 14,520 646,714
Kyungbang Co., Ltd. 14,026 80,967
#Kyung-In Synthetic Corp. 59,912 119,135
*L&C Bio Co., Ltd. 8,079 294,101
#*L&F Co., Ltd. 8,566 440,407
*L&K Biomed Co., Ltd. 6,637 14,222
*LabGenomics Co., Ltd. 79,261 30,410
Lake Materials Co., Ltd. 39,374 299,372
#*LB Semicon, Inc. 66,602 149,489
#Lee Ku Industrial Co., Ltd. 57,768 158,227
LEENO Industrial, Inc. 32,102 1,443,318
LG Chem, Ltd. 36,222 6,554,868
#*LG Display Co., Ltd. 388,940 2,512,546
#*LG Display Co., Ltd.,
Sponsored ADR 39,645 118,935
LG Electronics, Inc. 126,098 14,337,158
*LG Energy Solution, Ltd. 7,605 1,749,625
LG H&H Co., Ltd. 10,704 2,154,765
*LG HelloVision Co., Ltd. 28,040 31,055
LG Innotek Co., Ltd. 26,141 9,424,475
LG Uplus Corp. 285,546 2,960,209
#LIG Accuver Co., Ltd. 6,636 123,346
#LIG Defense&Aerospace
Co., Ltd. 11,063 5,424,028
#*LigaChem Biosciences, Inc. 1,742 106,912
#*Lightron Fiber-Optic
Devices, Inc. 51,768 68,191
Shares Value
KOREA, REPUBLIC OF — (Continued)
*LOT Vacuum Co., Ltd. 4,954 $ 27,416
#Lotte Chemical Corp. 12,796 507,101
#Lotte Chilsung Beverage Co.,
Ltd. 8,395 594,722
#Lotte Corp. 24,379 386,453
#*Lotte Energy Materials Corp. 38,641 741,272
#Lotte Innovate Co., Ltd. 7,472 93,289
#*Lotte Non-Life Insurance
Co., Ltd. 84,095 112,249
Lotte Rental Co., Ltd. 28,146 776,843
#Lotte Shopping Co., Ltd. 19,809 1,629,793
*Lotte Tour Development Co.,
Ltd. 17,083 139,233
#Lotte Wellfood Co., Ltd. 3,827 276,482
LS Corp. 20,923 3,918,385
#LS Eco Energy, Ltd. 10,455 295,896
LS Electric Co., Ltd. 51,770 6,710,455
LS Materials, Ltd. 10,767 78,164
LS SECURITIES Co., Ltd. 16,530 72,812
#LTC Co., Ltd. 12,013 291,120
#*LVMC Holdings 118,976 104,731
*LX Hausys, Ltd. 10,043 218,724
LX INTERNATIONAL Corp. 59,878 1,570,763
LX Semicon Co., Ltd. 19,221 461,078
#Macquarie Korea
Infrastructure Fund 365,701 2,593,279
Macrogen, Inc. 7,487 59,446
Maeil Dairies Co., Ltd. 5,441 129,566
MAKUS, Inc. 5,256 75,391
#Mcnex Co., Ltd. 24,242 300,113
Medytox, Inc. 4,756 240,185
*Meerecompany, Inc. 2,162 13,951
#MegaStudyEdu Co., Ltd. 11,151 320,287
*Meritz Financial Group, Inc. 84,167 7,320,410
#META BIOMED Co., Ltd. 36,925 95,440
#*MiCo, Ltd. 88,574 910,156
#Micro Contact Solution Co.,
Ltd. 5,023 72,578
#*Mirae Asset Life Insurance
Co., Ltd. 62,167 675,434
#Mirae Asset Securities Co.,
Ltd. 118,627 2,874,772
Misto Holdings Corp. 39,133 1,239,289
#Miwon Commercial Co., Ltd. 1,668 144,138
Miwon Specialty Chemical
Co., Ltd. 1,388 119,845
#MNTech Co., Ltd. 8,432 37,911
#Mobase Electronics Co., Ltd. 12,752 20,035
*Modetour Network, Inc. 4,308 25,594
#*MONAYONGPYONG 48,099 71,523
*Motrex Co., Ltd. 28,715 96,677
#mPlus Corp. 20,570 125,956
#*Myoung Shin Industrial Co.,
Ltd. 48,502 221,469
#Namhae Chemical Corp. 35,869 136,864
Namuga Co., Ltd. 13,813 127,889
#Namyang Dairy Products
Co., Ltd. 4,197 128,203
*NanoenTek, Inc. 8,218 20,059

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Nature Holdings Co., Ltd.
(The) 11,741 $ 52,870
NAVER Corp. 46,797 6,827,366
Neosem, Inc. 6,899 39,922
#*Neovue Co., Ltd. 9,390 96,883
#*Nepes Ark Corp. 18,602 307,924
*NEPES Corp. 2,052 21,820
ΩNetmarble Corp. 27,011 725,623
#New Power Plasma Co., Ltd. 39,255 275,614
Newflex Technology Co., Ltd. 11,433 21,973
*Nexen Corp. 43,004 172,233
Nexen Tire Corp. 42,675 184,984
#*Nexon Games Co., Ltd. 15,478 97,925
*Nextbiomedical Co., Ltd. 933 22,675
#*Nexteel Co., Ltd. 13,934 105,553
NEXTIN, Inc. 5,088 102,959
#NH Investment & Securities
Co., Ltd. 135,648 2,711,628
#NHN KCP Corp. 43,570 371,920
*NIBEC Co., Ltd. 884 8,501
*NICE Holdings Co., Ltd. 44,066 397,481
#NICE Information &
Telecommunication, Inc. 7,961 157,187
#NICE Information Service
Co., Ltd. 36,572 361,949
#Nong Shim Holdings Co., Ltd. 3,362 211,289
#NongShim Co., Ltd. 6,438 1,729,504
Noroo Holdings Co., Ltd. 4,204 46,236
#NOROO Paint & Coatings
Co., Ltd. 12,813 68,213
*NOVAREX Co., Ltd. 21,007 206,283
#*OCI Co., Ltd. 14,510 701,227
#OCI Holdings Co., Ltd. 32,133 4,289,058
#*Okins Electronics Co., Ltd. 10,189 76,398
*ONEJOON Co., Ltd. 9,176 26,292
*OptoElectronics Solutions
Co., Ltd. 1,442 15,880
*Orbitech Co., Ltd. 18,552 53,547
#*Oriental Precision &
Engineering Co., Ltd. 41,051 124,100
Orion Corp. 25,499 2,357,276
*Oscotec, Inc. 22,977 484,295
*OSTEONIC Co., Ltd. 13,826 47,519
#Otoki Corp. 2,610 592,225
#Pan Ocean Co., Ltd. 550,066 2,110,445
#Paradise Co., Ltd. 89,895 611,616
#Park Systems Corp. 4,041 722,771
#Partron Co., Ltd. 59,686 225,649
#*Pearl Abyss Corp. 47,387 1,103,492
Pemtron Corp. 1,660 13,343
#*Pentastone Electronics, Inc. 31,782 162,064
People & Technology, Inc. 33,245 659,910
*Peptron, Inc. 87 7,799
#PharmaResearch Co., Ltd. 8,957 2,126,636
Pharmicell Co., Ltd. 55,164 391,956
*Philenergy Co., Ltd. 6,942 43,336
#*Philoptics Co., Ltd. 8,272 139,250
#PI Advanced Materials Co.,
Ltd. 20,629 257,844
Shares Value
KOREA, REPUBLIC OF — (Continued)
#PKC Co., Ltd. 29,272 $ 93,316
*Polaris Office Corp. 10,110 19,820
POND GROUP Co., Ltd. 2,962 9,245
#Poongsan Corp. 59,595 2,976,197
Posco DX Co., Ltd. 37,863 511,497
#POSCO Future M Co., Ltd. 6,617 639,097
POSCO Holdings, Inc. 23,115 5,066,590
POSCO Holdings, Inc.,
Sponsored ADR 32,368 1,721,007
#Posco International Corp. 58,252 2,132,815
Posco M-Tech Co., Ltd. 6,838 49,066
#POSCO Steeleon Co., Ltd. 35,450 106,298
*Power Logics Co., Ltd. 40,893 80,025
*Prestige Biologics Co., Ltd. 14,977 20,264
#Protec Co., Ltd. 5,394 218,302
#PSK Holdings, Inc. 6,874 471,542
#PSK, Inc. 29,898 2,717,809
#Pulmuone Co., Ltd. 13,883 85,984
#Pumtech Korea Co., Ltd. 7,390 238,956
*Rainbow Robotics 30 9,111
*Ray Co., Ltd. 5,599 19,675
*Reyon Pharmaceutical Co.,
Ltd. 9,374 65,158
*RFHIC Corp. 2,311 69,215
#*Robostar Co., Ltd. 2,683 115,548
Rorze Systems Corp. 7,903 33,925
S&D Co., Ltd. 811 27,418
#S&S Tech Corp. 22,707 650,614
#S-1 Corp. 15,799 789,008
Sajo Industries Co., Ltd. 3,194 106,302
Sajodaerim Corp. 7,061 148,580
*Sajodongaone Co., Ltd. 57,203 29,089
*Saltlux, Inc. 2,804 24,722
Sam Chun Dang Pharm Co.,
Ltd. 2,114 221,824
#Sam-A Aluminum Co., Ltd. 4,422 94,445
*Sambu Engineering &
Construction Co., Ltd. 66,251 16,125
#Samchully Co., Ltd. 1,969 163,381
*Samil Pharmaceutical Co.,
Ltd. 22,008 95,707
#Samji Electronics Co., Ltd. 18,491 422,166
#Samjin Pharmaceutical Co.,
Ltd. 10,989 136,659
Samlip Co., Ltd. 2,497 69,882
Sammok S-Form Co., Ltd. 9,647 93,039
#SAMPYO Cement Co., Ltd. 84,898 417,434
Ω*Samsung Biologics Co., Ltd. 4,260 4,437,189
Samsung E&A Co., Ltd. 185,484 5,698,393
Samsung Electro-Mechanics
Co., Ltd. 40,938 32,791,749
Samsung Electronics Co., Ltd. 2,139,136 393,857,894
Samsung Electronics Co., Ltd.,
GDR 9,060 37,943,280
#*Samsung Episholdings Co.,
Ltd. 5,230 1,375,640
Samsung Fire & Marine
Insurance Co., Ltd. 25,134 11,141,676

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Samsung Heavy Industries
Co., Ltd. 283,891 $ 4,251,296
Samsung Life Insurance Co.,
Ltd. 30,785 6,726,189
#*Samsung Pharmaceutical
Co., Ltd. 83,243 72,342
*Samsung SDI Co., Ltd. 32,779 9,127,631
#Samsung SDS Co., Ltd. 31,340 4,528,330
Samsung Securities Co., Ltd. 79,078 5,535,516
#SAMT Co., Ltd. 125,274 791,694
#Samwha Capacitor Co., Ltd. 9,933 498,845
#Samwha Electric Co., Ltd. 3,626 55,317
*Samyang Biopharmaceuticals
Corp. 1,380 37,266
#Samyang Foods Co., Ltd. 4,632 3,794,751
Samyoung Co., Ltd. 39,334 173,260
Sang-A Frontec Co., Ltd. 7,693 69,500
Sangsin Energy Display
Precision Co., Ltd. 14,359 128,412
#Sanil Electric Co., Ltd. 1,472 147,850
#Saramin Co., Ltd. 7,967 90,919
#Satrec Initiative Co., Ltd. 1,473 66,433
#*SD Biosensor, Inc. 54,883 244,446
#SeAH Besteel Holdings Corp. 21,702 506,892
SeAH Holdings Corp. 553 45,304
#SeAH Steel Corp. 2,314 205,155
SeAH Steel Holdings Corp. 1,981 145,341
Sebo Manufacturing Engineer
Corp. 2,285 32,295
#Seegene, Inc. 46,832 883,623
#Sejin Heavy Industries Co.,
Ltd. 19,567 138,892
*Selvas AI, Inc. 2,352 13,330
#*SEMCNS Co., Ltd. 12,292 94,667
#*Seobu T&D 71,445 487,091
Seohan Co., Ltd. 107,977 54,909
#*Seojin System Co., Ltd. 49,771 1,152,026
*Seoul Auction Co., Ltd. 7,354 25,146
#*Seoul Semiconductor Co.,
Ltd. 76,885 458,926
Seoyon Co., Ltd. 26,596 139,537
#Seoyon E-Hwa Co., Ltd. 44,685 338,186
*<Sewon E&C Co., Ltd. 10,159 164
#SFA Engineering Corp. 17,041 239,055
#*SFA Nexel Co., Ltd. 95,129 443,050
#*SFA Semicon Co., Ltd. 137,580 469,955
#SG Co., Ltd. 31,987 26,587
#SGC Energy Co., Ltd. 12,528 358,081
*SHIFT UP Corp. 6,115 135,536
#*Shin Heung Energy &
Electronics Co., Ltd. 61,628 179,822
*Shin Poong Pharmaceutical
Co., Ltd. 9,939 52,215
Shinhan Financial Group Co.,
Ltd. 236,429 16,699,446
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 53,460 3,738,458
*SHINHWAPRITECH Co., Ltd. 33,687 44,114
Shinil Electronics Co., Ltd. 52,912 39,562
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Shinsegae International, Inc. 18,578 $ 140,211
#Shinsegae, Inc. 11,589 3,438,414
Shinsung Delta Tech Co., Ltd. 12,366 251,535
#*Shinsung E&G Co., Ltd. 14,317 141,593
Shinwon Corp. 69,800 49,350
*SHOWBOX Corp. 10,892 15,012
#Silicon2 Co., Ltd. 35,685 849,762
*SillaJen, Inc. 40,431 58,703
#SIMMTECH Co., Ltd. 9,271 539,080
SJG Sejong 10,646 46,222
*SK Biopharmaceuticals Co.,
Ltd. 18,554 1,028,103
#*SK Bioscience Co., Ltd. 23,071 547,768
SK Chemicals Co., Ltd. 2,510 69,277
SK Discovery Co., Ltd. 11,046 399,010
#*SK Eternix Co., Ltd. 19,818 631,779
SK Gas, Ltd. 4,339 680,204
SK hynix, Inc. 316,141 380,956,890
Ω*SK IE Technology Co., Ltd. 27,347 254,346
*SK Innovation Co., Ltd. 33,517 2,597,762
#SK Networks Co., Ltd. 148,212 760,968
#*SK oceanplant Co., Ltd. 66,026 579,817
#*SK Securities Co., Ltd. 299,037 422,641
SK Telecom Co., Ltd. 19,340 1,104,213
SK Telecom Co., Ltd., ADR 81,828 2,588,220
SK, Inc. 14,423 5,634,854
*SKC Co., Ltd. 3,160 160,028
SL Corp. 58,259 2,161,676
#SM Entertainment Co., Ltd. 15,310 734,519
*SMEC Co., Ltd. 85,864 233,977
*Smotronic Co., Ltd. 26,131 44,172
*SOCAR, Inc. 5,683 38,944
#S-Oil Corp. 33,379 2,980,393
#Solid, Inc. 127,152 755,403
#SOLUM Co., Ltd. 54,547 518,420
#Solus Advanced Materials
Co., Ltd. 39,064 176,181
Songwon Industrial Co., Ltd. 18,641 157,423
#SOOP Co., Ltd. 13,215 444,918
#Soulbrain Co., Ltd. 5,044 893,323
#SP SAMHWA Co., Ltd. 23,702 97,255
#*SPG Co., Ltd. 4,271 283,395
#ST Pharm Co., Ltd. 13,111 813,862
*Straffic Co., Ltd. 38,255 72,850
#*Studio Dragon Corp. 12,449 188,608
#*STX Engine Co., Ltd. 16,404 265,212
*Suheung Co., Ltd. 9,285 137,741
*Sukgyung AT Co., Ltd. 742 17,929
Sun Kwang Co., Ltd. 4,782 64,735
#Sung Kwang Bend Co., Ltd. 36,596 686,640
*Sungeel Hitech Co., Ltd. 2,583 50,819
#Sungshin Cement Co., Ltd. 33,680 178,121
#Sungwoo Hitech Co., Ltd. 203,021 798,869
Sunic System, Ltd. 2,470 102,736
Sunjin Co., Ltd. 30,621 204,254
*Suresoft Technologies, Inc. 7,439 18,862
*Synergy Innovation Co., Ltd. 49,502 51,908
*Synopex, Inc. 98,625 239,697

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Systems Technology, Inc. 16,285 $ 250,723
#T&L Co., Ltd. 7,600 296,388
Tae Kyung Industrial Co., Ltd. 7,078 22,837
#*Taewoong Co., Ltd. 24,050 463,051
*Taeyoung Engineering &
Construction Co., Ltd. 18,808 21,305
#*Taihan Cable & Solution
Co., Ltd. 17,473 284,333
*TCC Steel 23,653 137,037
TechWing, Inc. 22,377 650,576
#*Telechips, Inc. 18,520 109,507
#TEMC Co., Ltd. 17,641 98,989
#TES Co., Ltd. 8,876 809,343
*TFE Co., Ltd. 340 6,976
*Theragen Etex Co., Ltd. 31,939 45,589
#*TK Chemical Corp. 32,010 34,217
*TK Corp. 44,277 677,028
TKG Huchems Co., Ltd. 30,418 317,685
#*TLB Co., Ltd. 21,914 405,786
#Tokai Carbon Korea Co., Ltd. 5,396 626,386
*Tongyang Life Insurance Co.,
Ltd. 75,670 442,120
Toptec Co., Ltd. 27,492 57,657
#Tovis Co., Ltd. 17,159 126,975
TS Corp. 79,412 143,985
TSE Co., Ltd. 1,612 210,984
Tuksu Construction Co., Ltd. 17,055 41,689
#TYM Corp. 83,178 347,134
#Unid Co., Ltd. 8,708 368,305
#Union Semiconductor
Equipment & Materials Co.,
Ltd. 51,713 271,677
Uniquest Corp. 13,953 47,759
*Unison Co., Ltd. 45,460 23,181
*UniTest, Inc. 5,712 33,294
Unitrontech Co., Ltd. 30,209 112,301
Value Added Technology Co.,
Ltd. 6,015 73,199
*Vaxcell-Bio Therapeutics Co.,
Ltd. 6,629 18,389
VICTEK Co., Ltd. 19,308 38,665
*<Vidente Co., Ltd. 249,319 108,947
Vieworks Co., Ltd. 3,618 55,703
*Vina Tech Co., Ltd. 1,365 54,094
#Vitzro Tech Co., Ltd. 39,817 211,695
#Vitzrocell Co., Ltd. 30,786 593,824
VIVOZON
PHARMACEUTICAL Co., Ltd. 20,991 34,526
#*VM, Inc. 5,550 254,980
#*VT Co., Ltd. 38,484 315,549
*Webcash Corp. 11,453 50,931
Wemade Co., Ltd. 8,780 98,473
*Wemade Max Co., Ltd. 3,676 8,560
Whanin Pharmaceutical Co.,
Ltd. 11,973 84,400
#*Won Ik Corp. 13,559 50,215
#Won Tech Co., Ltd. 55,247 188,523
#WONIK IPS Co., Ltd. 24,555 1,680,976
#Wonik Materials Co., Ltd. 18,441 405,503
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Wonik QnC Corp. 46,515 $ 805,864
Woojin Ntec, Inc. 2,278 21,650
Woojin, Inc. 26,974 249,553
Woori Financial Group, Inc. 623,042 14,683,462
Woori Financial Group, Inc.,
ADR 11,690 805,792
#*Woori Technology, Inc. 69,464 439,966
#Worldex Industry & Trading
Co., Ltd. 24,266 499,549
Y G-1 Co., Ltd. 40,904 485,156
#*YC Corp. 30,564 185,223
*Ycchem Co., Ltd. 5,679 36,248
*Y-entec Co., Ltd. 6,887 27,873
*Yest Co., Ltd. 3,935 59,341
YG Entertainment, Inc. 12,494 334,324
*YMT Co., Ltd. 10,724 55,662
#Youngone Corp. 8,598 539,147
#Youngone Holdings Co., Ltd. 7,846 1,056,626
#Yuanta Securities Korea Co.,
Ltd. 113,478 348,624
#Yuhan Corp. 28,414 1,464,845
*Yungjin Pharmaceutical Co.,
Ltd. 14,978 12,197
Yunsung F&C Co., Ltd. 1,520 15,619
#Zeus Co., Ltd. 26,571 157,484
#Zinus, Inc. 16,631 101,254
TOTAL KOREA, REPUBLIC
OF 1,575,976,124
KUWAIT — (0.6%)
A'ayan Leasing & Investment
Co. KSCP 1,348,184 1,246,221
A'ayan Real Estate Co. S.A.K 173,144 108,005
*Acico Industries Co. KSC 274,230 506,093
Al Ahli Bank of Kuwait KSCP 804,555 696,900
*Al Arabiya Real Estate Co.
KSC 329,275 187,306
*Al Argan International Real
Estate Co. KSCP 329,584 122,502
*<Al-Eid Food KSC 162,551 21,540
Ali Alghanim Sons Automotive
Co. KSCC 218,903 633,927
*<Arabi Group Holding KSC 64,164 14,931
Arkan Al-Kuwait Real Estate
Co. KSC 118,354 113,611
Beyout Holding Co. KPSC 158,735 176,999
Boubyan Bank KSCP 119,338 248,396
Boursa Kuwait Securities Co.
KPSC 73,315 664,669
Burgan Bank SAK 898,386 545,884
Combined Group Contracting
Co. SAK 161,480 489,555
Commercial Real Estate Co.
KSC 1,332,221 831,023
Digitus Group for Digital
Infrastructure, Data Centers &
Communications KSCP 4,191 22,174
Gulf Bank KSCP 2,125,617 2,418,284
Gulf Cables & Electrical
Industries Group Co. KSCP 136,067 733,988

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KUWAIT — (Continued)
Heavy Engineering & Ship
Building Co. KSCP 258,341 $ 562,773
Humansoft Holding Co. KSC 117,450 910,674
*IFA Hotels & Resorts-KPSC 130,055 246,743
Integrated Holding Co. KCSC 376,500 511,086
JTC Logistics Transportation &
Stevedoring Co. KSCP 92,385 127,201
Kuwait Finance House KSCP 5,795,651 14,704,545
Kuwait Insurance Co. SAK 23,844 35,758
Kuwait International Bank
KSCP 2,049,581 1,689,215
*Kuwait Real Estate Co. KSC 1,516,748 1,622,636
Kuwait Telecommunications
Co. 272,241 551,697
Mabanee Co. KPSC 430,383 1,290,871
*Manazel Holding Co. KSC 542,370 85,545
Mezzan Holding Co. KSCC 159,382 562,010
Mobile Telecommunications
Co. KSCP 2,996,392 5,781,661
Munshaat Real Estate Projects
Co. KSCP 206,453 148,134
National Bank of Kuwait SAKP 3,052,518 8,464,966
Oula Fuel Marketing Co. 149,224 154,337
*Rasiyat Holding Co. 91,715 192,382
Salhia Real Estate Co. KSCP 475,187 588,224
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 605,089 283,574
Specialities Group Holding Co.
KSCC 64,458 56,250
*UniCap Investment and
Finance Co. 26,470 24,981
*United Real Estate Co. SAKP 168,522 152,509
Warba Bank KSCP 3,767,415 3,397,249
TOTAL KUWAIT 51,927,029
MALAYSIA — (1.2%)
#99 Speed Mart Retail
Holdings BHD 569,800 510,331
#Able Global BHD 266,300 101,007
#Aeon Co. M BHD 1,086,500 279,169
#AFFIN Bank BHD 771,008 416,965
Ajinomoto Malaysia BHD 37,100 171,405
Alliance Bank Malaysia BHD 1,070,875 1,247,367
#Allianz Malaysia BHD 68,900 354,068
AME Elite Consortium BHD 478,100 160,283
AMMB Holdings BHD 1,452,800 2,403,261
#Ancom Nylex BHD 605,352 130,358
Aumas Resources BHD 700,400 58,274
Aurelius Technologies BHD 399,000 70,300
Axiata Group BHD 2,826,500 1,376,419
#Bank Islam Malaysia BHD 1,114,400 580,857
Batu Kawan BHD 10,000 51,389
#*Berjaya Corp. BHD 2,752,436 168,386
#*Berjaya Property BHD 1,412,700 88,153
#Bermaz Auto BHD 732,200 174,696
#British American Tobacco
Malaysia BHD 105,400 123,287
Bursa Malaysia BHD 470,500 990,163
*Cape Ems BHD 466,600 30,258
Shares Value
MALAYSIA — (Continued)
*Capital A BHD 2,683,700 $ 242,988
Carlsberg Brewery Malaysia
BHD 141,100 550,381
CCK Consolidated Holdings
BHD 144,300 39,549
CELCOMDIGI BHD 1,462,600 1,066,572
#*Chin Hin Group BHD 142,700 73,332
CIMB Group Holdings BHD 5,774,040 11,148,214
#Crescendo Corp. BHD 269,500 82,436
*D&O Green Technologies
BHD 344,100 26,945
#*Dagang NeXchange BHD 282,200 31,076
#Dayang Enterprise Holdings
BHD 1,374,100 538,006
Dialog Group BHD 1,079,000 522,799
#DRB-Hicom BHD 1,194,600 286,482
#Duopharma Biotech BHD 416,094 124,222
Dutch Lady Milk Industries
BHD 18,000 141,392
#DXN Holdings BHD 1,155,400 131,472
Eastern & Oriental BHD 1,207,000 221,522
#Eco World Development
Group BHD 1,456,400 734,170
*Ecofirst Consolidated BHD 2,200 186
#EG Industries BHD 556,500 250,571
*Ekovest BHD 2,802,500 137,159
#*Elridge Energy Holdings
BHD 299,500 60,098
*EWI Capital BHD 386,300 17,015
#Farm Fresh BHD 1,082,400 593,314
#Fraser & Neave Holdings
BHD 52,300 357,071
Frontken Corp. BHD 1,369,600 1,746,144
#Gamuda BHD 2,857,509 2,985,822
#Gas Malaysia BHD 260,200 332,374
Genting BHD 1,070,900 555,563
#Genting Malaysia BHD 1,716,400 735,030
Genting Plantations BHD 351,500 494,586
*Greatech Technology BHD 258,700 150,668
Guan Chong BHD 1,312,700 385,474
HAP Seng Consolidated BHD 339,300 229,992
Hap Seng Plantations Holdings
BHD 320,300 193,599
*Harn Len Corp. BHD 38,800 5,697
#Hartalega Holdings BHD 1,950,700 486,899
#Heineken Malaysia BHD 72,500 340,279
Hengyuan Refining Co. BHD 290,500 106,632
#Hextar Global BHD 201,348 37,939
#Hiap Teck Venture BHD 1,859,700 118,322
#Hibiscus Petroleum BHD 906,500 430,346
#Hong Leong Bank BHD 140,600 758,308
Hong Leong Financial Group
BHD 43,500 197,142
Hong Leong Industries BHD 37,400 162,175
#Hume Cement Industries
BHD 44,100 30,972
Hup Seng Industries BHD 289,100 66,854
IGB BHD 1,800 1,031
IHH Healthcare BHD 278,800 569,676

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
MALAYSIA — (Continued)
#IJM Corp. BHD 1,193,400 $ 700,883
#Inari Amertron BHD 547,200 297,268
Innoprise Plantations BHD 23,500 12,536
IOI Corp. BHD 596,800 646,965
IOI Properties Group BHD 708,700 657,280
#ITMAX SYSTEM BHD 485,800 564,676
*JAKS Resources BHD 1,428,600 31,463
Jaya Tiasa Holdings BHD 1,083,700 297,013
*JCY International BHD 409,400 36,066
#Kelington Group BHD 532,600 1,083,055
Kenanga Investment Bank
BHD 908,600 155,639
Kerjaya Prospek Group BHD 407,300 253,161
Kim Loong Resources BHD 235,300 161,224
*Kinergy Advancement BHD 393,500 39,480
#Kossan Rubber Industries
BHD 1,642,400 422,004
KPJ Healthcare BHD 1,271,600 964,630
Kretam Holdings BHD 1,500 239
#KSL Holdings BHD 556,428 394,871
Kuala Lumpur Kepong BHD 228,900 1,177,408
*Kumpulan Fima BHD 54,400 37,141
#Lagenda Properties BHD 683,800 234,264
Land & General BHD 663,200 26,778
#LBS Bina Group BHD 1,355,700 140,994
#Leong Hup International BHD 1,928,100 363,303
Ω*Lotte Chemical Titan
Holding BHD 593,600 45,756
LPI Capital BHD 181,100 664,750
#Magni-Tech Industries BHD 25,300 10,649
#Magnum BHD 957,300 292,824
#Mah Sing Group BHD 1,758,200 447,456
#Malakoff Corp. BHD 1,369,900 269,857
#Malayan Banking BHD 2,240,084 5,975,019
#Malayan Cement BHD 427,400 679,824
#Malayan Flour Mills BHD 994,800 155,799
#Malaysia Smelting Corp. BHD 633,900 307,139
#Malaysian Pacific Industries
BHD 25,700 289,294
#Malaysian Resources Corp.
BHD 2,945,600 223,452
#Matrix Concepts Holdings
BHD 1,668,350 493,993
Maxis BHD 972,100 880,159
MBSB BHD 3,615,500 561,811
Mega First Corp. BHD 720,700 527,320
Mi Technovation BHD 236,500 322,934
MISC BHD 450,000 879,848
#MKH BHD 282,400 135,447
MNRB Holdings BHD 563,200 372,113
Ω#MR. D.I.Y. Group M BHD 1,931,700 746,871
#Muhibbah Engineering M
BHD 625,100 78,778
Nationgate Holdings BHD 656,700 191,233
Nestle Malaysia BHD 28,000 692,720
#NEXG BHD 377,700 25,417
*Nextgreen Global BHD 54,500 9,802
#OCK Group BHD 1,053,100 96,638
Padini Holdings BHD 539,700 192,821
Shares Value
MALAYSIA — (Continued)
Panasonic Manufacturing
Malaysia BHD 27,200 $ 38,871
Pantech Group Holdings BHD 485,100 76,567
#Paramount Corp. BHD 338,800 83,736
#Pecca Group BHD 275,800 89,762
Petron Malaysia Refining &
Marketing BHD 71,300 58,973
Petronas Chemicals Group
BHD 871,100 1,018,930
Petronas Dagangan BHD 189,700 906,141
#Petronas Gas BHD 168,300 722,374
Pharmaniaga BHD 241,520 69,740
Plenitude BHD 43,500 16,074
Power Root BHD 112,200 30,202
PPB Group BHD 350,800 806,072
Press Metal Aluminium
Holdings BHD 1,309,100 2,549,966
Public Bank BHD 5,369,100 6,792,670
QES Group BHD 95,700 13,466
QL Resources BHD 859,700 841,503
#*Ranhill Utilities BHD 424,311 210,780
RGB International BHD 784,500 41,274
RHB Bank BHD 1,634,292 3,419,356
Sam Engineering & Equipment
M BHD 23,875 26,583
#Sarawak Oil Palms BHD 520,550 650,926
Sarawak Plantation BHD 30,900 32,136
Scicom MSC BHD 96,000 45,574
#Scientex BHD 776,200 702,787
SD Guthrie BHD 1,197,000 1,924,456
Sime Darby BHD 2,732,500 1,444,317
#Sime Darby Property BHD 2,397,800 792,128
#SKP Resources BHD 1,927,300 150,920
Southern Cable Group BHD 62,900 35,248
#SP Setia BHD Group 3,449,700 785,078
#Sports Toto BHD 781,931 258,316
Sunway BHD 715,600 924,598
#Sunway Construction Group
BHD 244,600 474,056
*Sunway Healthcare Holdings
BHD 71,559 33,797
Syarikat Takaful Malaysia
Keluarga BHD 512,500 401,321
Ta Ann Holdings BHD 373,200 520,553
Taliworks Corp. BHD 350,500 24,873
Telekom Malaysia BHD 576,530 1,093,383
Tenaga Nasional BHD 719,500 2,570,586
#Teo Seng Capital BHD 352,500 79,359
Thong Guan Industries BHD 206,500 75,293
TIME dotCom BHD 671,900 986,517
#Top Glove Corp. BHD 6,496,700 1,057,214
#*Tropicana Corp. BHD 573,000 169,663
TSH Resources BHD 1,185,900 339,533
#Uchi Technologies BHD 289,100 198,086
#UEM Sunrise BHD 2,050,000 295,974
Unisem M BHD 316,100 352,726
United Plantations BHD 106,950 882,504
#UOA Development BHD 504,096 209,706
*UWC BHD 17,200 26,727

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
MALAYSIA — (Continued)
*Uzma BHD 423,600 $ 40,427
*Vantris Energy BHD 1,185 97
#Velesto Energy BHD, Class B 7,833,400 479,224
ViTrox Corp. BHD 236,300 503,074
VS Industry BHD 5,127,181 288,573
#Wasco BHD 634,100 109,395
*WCT Holdings BHD 1,043,100 100,826
#Wellcall Holdings BHD 329,600 91,948
Westports Holdings BHD 514,786 898,183
#Yinson Holdings BHD 1,489,536 710,778
YTL Corp. BHD 2,834,500 1,345,633
YTL Power International BHD 974,560 996,858
#Zetrix Ai BHD 11,600,286 2,114,820
TOTAL MALAYSIA 105,284,188
MEXICO — (1.5%)
*Alpek SAB de CV, Class A 834,338 619,368
Alsea SAB de CV 406,892 987,775
America Movil SAB de CV,
ADR 444,121 11,258,467
America Movil SAB de CV,
Class B 1,427,380 1,815,651
Arca Continental SAB de CV 243,132 2,781,030
Axtel SAB de CV 614,081 94,145
ΩBanco del Bajio SA 1,538,643 5,117,754
#Becle SAB de CV 392,335 351,850
Bolsa Mexicana de Valores
SAB de CV 417,793 926,829
Cemex SAB de CV,
Preference 116,347 137,535
Cemex SAB de CV,
Sponsored ADR 847,991 10,023,254
*Cia Minera Autlan SAB de
CV, Class B 62,684 26,735
Coca-Cola Femsa SAB de CV 38,142 411,660
Coca-Cola Femsa SAB de CV,
Sponsored ADR 16,045 1,737,192
Consorcio ARA SAB de CV 230,607 66,190
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 808,546 631,910
Corp Inmobiliaria Vesta SAB
de CV 764,365 2,645,479
Corp Inmobiliaria Vesta SAB
de CV, ADR 1,570 54,149
Corporativo Fragua SAB de
CV 242 6,820
#El Puerto de Liverpool SAB
de CV, Class C1 88,465 530,523
Fomento Economico Mexicano
SAB de CV 106,137 1,354,668
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 11,595 1,484,044
#GCC SAB de CV 219,388 2,523,346
#Genomma Lab Internacional
SAB de CV, Class B 897,095 759,023
Gentera SAB de CV 2,136,382 4,943,733
#Gruma SAB de CV, Class B 168,113 2,502,064
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 165,246 2,203,197
Shares Value
MEXICO — (Continued)
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 15,718 $ 1,680,254
#Grupo Aeroportuario del
Pacifico SAB de CV, Class B 6,415 139,215
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 26,679 5,798,681
#Grupo Aeroportuario del
Sureste SAB de CV, Class B 4,235 117,071
#Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 8,223 2,266,423
Grupo Bimbo SAB de CV,
Class A 779,106 2,782,265
Grupo Carso SAB de CV,
Class A1 153,127 1,308,478
#Grupo Comercial Chedraui
SA de CV 215,330 1,122,545
Grupo Financiero Banorte SAB
de CV, Class O 1,283,272 14,835,318
Grupo Financiero Inbursa SAB
de CV, Class O 884,319 2,267,576
Grupo Herdez SAB de CV 127,732 387,678
Grupo Industrial Saltillo SAB
de CV 25,377 17,771
Grupo Mexico SAB de CV,
Class B 1,262,661 15,116,651
*Grupo Nutrisa SAB de CV 127,732 24,662
#*Grupo Rotoplas SAB de CV 71,531 57,306
#*Grupo Televisa SAB 1,543,313 872,597
Industrias Penoles SAB de CV 155,693 7,154,534
Kimberly-Clark de Mexico SAB
de CV, Class A 1,049,779 2,432,285
*KUO SAB De CV, Class B 100 271
La Comer SAB de CV 494,200 972,142
Megacable Holdings SAB de
CV 1,189,858 4,048,167
*Minera Frisco SAB de CV 4,300 3,390
Ω*Nemak SAB de CV 1,246,719 209,099
*Ollamani SAB 10,583 46,668
Operadora De Sites
Mexicanos SAB de CV 194,867 197,895
*Orbia Advance Corp. SAB
de CV 858,397 1,209,149
Organizacion Soriana SAB de
CV, Class B 300 512
*Promotora de Hoteles Norte
19 SAB De CV 16,200 5,322
Promotora y Operadora de
Infraestructura SAB de CV 194,333 3,063,222
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 205 2,422
#Qualitas Controladora SAB
de CV 324,343 2,959,585
Regional SAB de CV 504,450 4,134,941
*Vista Energy SAB de CV,
Sponsored ADR 10,715 754,872

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
MEXICO — (Continued)
Wal-Mart de Mexico SAB de
CV 1,296,440 $ 3,754,732
TOTAL MEXICO 135,738,090
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 1,755 20,709
Credicorp, Ltd. 19,675 7,881,411
Intercorp Financial Services,
Inc. 3,015 175,805
TOTAL PERU 8,077,925
PHILIPPINES — (0.3%)
Aboitiz Equity Ventures, Inc. 616,070 357,244
Aboitiz Power Corp. 384,700 268,951
ACEN Corp. 8,289,000 394,005
Alliance Global Group, Inc. 2,308,600 324,305
Apex Mining Co., Inc. 3,219,000 748,752
Asia United Bank Corp. 24,460 19,338
*Atlas Consolidated Mining &
Development Corp. 270,200 59,142
Ayala Corp. 72,280 603,908
Ayala Land, Inc. 2,750,800 759,368
Bank of the Philippine Islands 603,844 1,011,010
BDO Unibank, Inc. 1,597,308 3,248,364
*Bloomberry Resorts Corp. 3,935,000 136,909
*Cebu Air, Inc. 281,500 132,427
Century Pacific Food, Inc. 1,090,100 558,227
China Banking Corp. 486,170 421,289
Converge Information and
Communications Technology
Solutions, Inc. 2,498,100 439,881
D&L Industries, Inc. 1,646,300 92,776
DigiPlus Interactive Corp. 1,624,000 259,967
*DITO CME Holdings Corp. 4,082,000 48,675
DMCI Holdings, Inc. 3,063,600 365,811
*DoubleDragon Corp. 566,100 110,409
East West Banking Corp. 528,100 101,790
Emperador, Inc. 141,000 36,252
First Philippine Holdings Corp. 8,720 13,239
Ginebra San Miguel, Inc. 43,760 190,422
Global Ferronickel Holdings,
Inc. 96,000 3,042
Globe Telecom, Inc. 19,535 577,562
GT Capital Holdings, Inc. 92,370 731,778
*Integrated Micro-Electronics,
Inc. 122,800 12,737
International Container
Terminal Services, Inc. 428,020 6,732,820
JG Summit Holdings, Inc. 1,365,170 496,162
Jollibee Foods Corp. 228,430 555,217
Keepers Holdings, Inc. (The) 2,195,000 71,350
LT Group, Inc. 1,737,000 415,382
Manila Electric Co. 59,810 468,945
Manila Water Co., Inc. 877,100 508,609
Megaworld Corp. 9,588,000 347,686
Metropolitan Bank & Trust Co. 772,250 828,762
ΩMonde Nissin Corp. 1,351,500 152,767
Nickel Asia Corp. 3,823,000 241,045
OceanaGold Philippines, Inc. 201,600 110,152
Shares Value
PHILIPPINES — (Continued)
Petron Corp. 853,000 $ 33,579
Philex Mining Corp. 1,775,900 262,527
Philippine National Bank 374,180 380,781
Philippine Seven Corp. 56,660 31,375
*Philweb Corp. 313,800 67,045
PLDT, Inc. 32,180 639,184
#PLDT, Inc., Sponsored ADR 5,719 112,607
Puregold Price Club, Inc. 1,178,800 789,461
Rizal Commercial Banking
Corp. 3,700 1,384
Robinsons Land Corp. 1,663,700 464,162
San Miguel Corp. 388,420 425,092
Security Bank Corp. 341,870 376,939
Semirara Mining & Power
Corp., Class A 852,200 284,670
Shakey's Pizza Asia Ventures,
Inc. 4,200 412
SM Investments Corp. 20,650 200,530
SM Prime Holdings, Inc. 975,200 291,509
STI Education Systems
Holdings, Inc. 1,358,000 26,840
Synergy Grid & Development
Phils, Inc. 910,200 423,729
Union Bank of the Philippines 221,210 90,696
Universal Robina Corp. 347,650 335,611
Vista Land & Lifescapes, Inc. 522,000 8,186
Wilcon Depot, Inc. 1,076,000 101,062
TOTAL PHILIPPINES 28,303,858
POLAND — (1.3%)
AB SA 16,096 576,178
*Action SA 13,935 166,398
Agora SA 14,977 34,728
Alior Bank SA 143,891 5,289,149
Ω*Allegro.eu SA 312,519 3,755,588
Amica SA 2,273 28,630
AmRest Holdings SE 4,545 12,554
Apator SA 17,126 120,779
*Arctic Paper SA 26,057 45,802
ASBISc Enterprises PLC 42,544 1,229,700
Asseco Poland SA 50,801 2,710,771
Asseco South Eastern Europe
SA 6,603 129,118
Auto Partner SA 64,889 499,226
Bank Handlowy w Warszawie
SA 31,129 1,011,189
*Bank Millennium SA 390,934 2,157,583
*Bank Ochrony Srodowiska SA 5,707 15,672
Bank Polska Kasa Opieki SA 107,102 7,023,973
*Benefit Systems SA 1,997 2,880,750
#BNPP Bank Polska SA 5,694 235,767
#*Boryszew SA 55,015 73,262
Budimex SA 8,701 1,676,792
#*Bumech SA 5,423 23,686
*CD Projekt SA 12,238 816,978
*Celon Pharma SA 7,845 43,066
*Cognor Holding SA 124,142 213,072
#*Creepy Jar SA 38 5,197
Cyber Folks SA 7,648 392,677

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
POLAND — (Continued)
#*Cyfrowy Polsat SA 288,692 $ 1,316,443
#*Datawalk SA 3,041 111,944
*Develia SA 455,655 1,282,952
Ω*Dino Polska SA 166,866 1,425,988
Dom Development SA 9,244 634,639
Echo Investment SA 256 337
Elektrotim SA 6,892 111,019
Enea SA 449,646 2,355,495
Erste Bank Polska SA 10,318 2,025,894
#*Eurocash SA 92,093 119,858
*Fabryki Mebli Forte SA 12 49
#Ferro SA 15,657 139,279
*Globe Trade Centre SA 60 37
*Grupa Azoty SA 61,401 322,636
Grupa Kety SA 9,807 3,274,764
Grupa Pracuj SA 2,956 41,457
Ω*HUUUGE, Inc. 31,123 187,899
#ING Bank Slaski SA 12,610 1,492,288
Inter Cars SA 5,660 1,413,715
*Jastrzebska Spolka Weglowa
SA 33,709 226,023
KGHM Polska Miedz SA 75,428 6,205,068
LPP SA 570 3,307,261
#*Lubawa SA 16,786 49,191
*mBank SA 10,874 3,925,899
#*Medicalgorithmics SA 2,945 19,510
#Mirbud SA 69,388 223,545
Mo-BRUK SA 3,219 326,767
#*Modivo SA 41,229 1,022,079
*Mostostal Zabrze SA 46,605 76,443
Murapol SA 10,953 109,138
Neuca SA 1,573 323,559
#NEWAG SA 8,423 200,033
Orange Polska SA 546,359 2,225,777
ORLEN SA 448,219 17,725,688
PCC Rokita SA, Class B 3,031 56,031
Pepco Group NV 130,178 1,598,970
*PGE Polska Grupa
Energetyczna SA 1,292,506 3,490,740
#*PKP Cargo SA 69,514 190,340
PlayWay SA 1,437 93,282
#*Polimex-Mostostal SA 131,944 227,168
Powszechna Kasa
Oszczednosci Bank Polski SA 314,115 9,391,396
Powszechny Zaklad
Ubezpieczen SA 264,987 5,031,596
*Quercus TFI S.A. 5,181 18,851
#Rainbow Tours SA 8,693 335,561
*Selvita SA 1,123 7,980
*Syn2bio SA 6,024 109,750
#Synektik SA 6,024 582,542
Tauron Polska Energia SA 1,584,913 3,815,578
TEN Square Games SA 4,808 137,430
Torpol SA 16,220 312,406
*Toya SA 17,957 44,612
Unimot SA 3,871 173,727
#Votum SA 12,876 154,440
Voxel SA 1,813 60,540
Shares Value
POLAND — (Continued)
*VRG SA 49,625 $ 73,972
Warsaw Stock Exchange 11,583 309,734
ΩXTB SA 88,350 3,510,021
Zabka Group SA 197,293 1,675,994
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 4,708 85,900
#*Zespol Elektrowni Patnow
Adamow Konin SA 24,398 114,188
TOTAL POLAND 114,993,708
QATAR — (0.5%)
Aamal Co. 2,372,565 458,092
Ahli Bank QSC 82,073 91,585
Al Khaleej Takaful Group QSC 486,516 384,830
Al Meera Consumer Goods
Co. QSC 91,634 337,493
Al Rayan Bank 3,103,546 1,696,253
*Baladna 2,193,613 739,840
Barwa Real Estate Co. 2,752,307 1,760,539
Commercial Bank PSQC (The) 1,507,624 1,705,963
*Dlala Brokerage &
Investments Holding Co. QSC 273,165 114,188
Doha Bank QPSC 3,277,913 2,609,006
Doha Insurance Co. QSC 226,817 182,089
Dukhan Bank 314,361 280,602
*Estithmar Holding QPSC 1,777,994 2,060,735
Gulf International Services
QSC 2,524,228 1,261,767
Gulf Warehousing Co. 558,075 358,664
Industries Qatar QSC 146,912 425,282
Lesha Bank LLC 1,658,325 1,274,829
Mannai Corp. QSC 199,650 267,589
*Mazaya Real Estate
Development QPSC 1,211,311 182,978
Medicare Group 277,990 419,925
Meeza QSTP LLC 162,485 142,314
Mesaieed Petrochemical
Holding Co. 3,199,087 961,219
Nebras Energy 196,626 798,169
Ooredoo QPSC 674,032 2,314,035
Qatar Aluminum Manufacturing
Co. 3,845,975 1,499,941
Qatar Fuel QSC 221,096 844,063
Qatar Gas Transport Co., Ltd. 1,798,219 2,039,727
Qatar Industrial Manufacturing
Co. QSC 350,073 209,505
Qatar Insurance Co. SAQ 1,219,493 644,412
Qatar International Islamic
Bank QSC 318,325 945,970
Qatar Islamic Bank QPSC 253,427 1,507,616
Qatar Islamic Insurance Group 100,230 219,978
Qatar National Bank QPSC 3,147,442 14,323,843
Qatar National Cement Co.
QSC 525,985 392,936
QLM Life & Medical Insurance
Co. WLL 112,992 68,242
Salam International
Investment, Ltd. QSC 1,419,470 286,935
United Development Co. QSC 2,584,117 566,362
Vodafone Qatar PQSC 2,541,184 1,801,372

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
QATAR — (Continued)
*Widam Food Co. 160,743 $ 64,677
Zad Holding Co. 80,201 274,458
TOTAL QATAR 46,518,023
SAUDI ARABIA — (2.4%)
Abdullah Al Othaim Markets
Co. 429,219 587,455
*ACWA Power Co. 78,031 3,897,914
Ades Holding Co. 445,318 1,973,130
*Advanced Building Industries
Co. 37,731 270,462
*Advanced Petrochemical Co. 178,713 1,046,914
*AFG International Co 12,009 38,788
Al Babtain Power &
Telecommunication Co. 108,751 1,531,867
Al Hammadi Holding 98,487 680,270
*Al Hassan Ghazi Ibrahim
Shaker Co. 40,609 140,139
Al Jouf Agricultural
Development Co. 17,790 196,209
*Al Jouf Cement Co. 46,221 59,322
*Al Khaleej Training and
Education Co. 38,004 133,578
Al Majed for Oud Co. 3,748 118,762
Al Masane Al Kobra Mining
Co. 54,288 1,061,041
Al Rajhi Bank 1,344,474 22,392,983
Al Taiseer Group TALCO
Industrial Co. 13,879 120,626
*Al Yamamah Steel Industries
Co. 37,928 352,668
Alamar Foods 12,942 127,301
Alandalus Property Co. 28,545 115,153
Alaseel Co. 277,952 262,743
Al-Dawaa Medical Services
Co. 56,426 610,011
Aldrees Petroleum and
Transport Services Co. 73,289 2,242,286
Alinma Bank 1,064,806 6,623,317
AlJazira Takaful Ta'awuni Co. 32,162 103,282
AlKhorayef Water & Power
Technologies Co. 19,795 527,093
*Allianz Saudi Fransi
Cooperative Insurance Co. 35,734 117,131
Almarai Co. JSC 464,474 5,738,675
Almawarid Manpower Co. 11,240 316,354
Almunajem Foods Co. 3,497 55,870
Alujain Corp. 40,977 290,238
Arab National Bank 430,506 2,487,546
*Arabia Insurance Cooperative
Co. 33,771 73,018
Arabian Cement Co. 69,680 410,603
ΩArabian Centres Co. 196,162 813,272
*Arabian Contracting Services
Co. 16,165 344,994
*Arabian Drilling Co. 46,574 1,000,805
Arabian Internet &
Communications Services Co. 16,995 972,501
Arabian Pipes Co. 339,851 560,159
Shares Value
SAUDI ARABIA — (Continued)
*Arabian Shield Cooperative
Insurance Co. 32,035 $ 94,258
Arriyadh Development Co. 156,227 673,080
*ARTEX Industrial Investment
Co. 20,906 68,471
Astra Industrial Group Co. 27,763 897,465
Ataa Educational Co. 21,719 259,784
*BAAN Holding Group Co. 338,310 180,168
Baazeem Trading Co. 30,476 44,795
Banan Real Estate Co. 35,301 28,105
Bank AlBilad 563,014 3,686,464
Bank Al-Jazira 762,063 2,465,468
Banque Saudi Fransi 669,351 3,521,868
*Basic Chemical Industries,
Ltd. 15,018 90,336
*Batic Investments and
Logistic Co. 61,332 32,662
*Bawan Co. 54,137 491,565
BinDawood Holding Co. 411,700 507,568
Bupa Arabia for Cooperative
Insurance Co. 32,479 1,357,796
Catrion Catering Holding Co. 47,932 890,229
*Chubb Arabia Cooperative
Insurance Co. 20,101 88,261
City Cement Co. 101,123 271,690
Co. for Cooperative Insurance
(The) 65,777 2,147,320
Dallah Healthcare Co. 14,635 409,959
*Dar Al Arkan Real Estate
Development Co. 810,014 3,966,491
Dr Soliman Abdel Kader
Fakeeh Hospital Co. 9,724 90,469
Dr. Sulaiman Al Habib Medical
Services Group Co. 43,788 2,740,029
East Pipes Integrated Co. for
Industry 23,612 1,156,865
Eastern Province Cement Co. 72,401 490,449
Electrical Industries Co. 975,982 3,677,312
Elm Co. 13,234 2,389,203
*Emaar Economic City 207,545 519,484
Etihad Etisalat Co. 543,592 8,995,937
Etihad GO Telecom Co. 30,363 672,667
First Milling Co. 30,387 413,467
Fitaihi Holding Group 97,211 61,347
Fourth Milling Co. 79,160 83,049
Gulf Insurance Group 44,112 373,992
*Gulf Union Cooperative
Insurance Co. 30,714 111,145
*Halwani Brothers Co. 10,588 87,625
*Herfy Food Services Co. 46,710 170,273
*Jabal Omar Development Co. 213,262 908,585
*Jahez International Co. 112,789 339,373
Jamjoom Pharmaceuticals
Factory Co. 17,137 624,242
Jarir Marketing Co. 314,418 1,391,460
*Jazan Development and
Investment Co. 12,249 26,582
*L'Azurde Co. for Jewelry 42,265 116,255
Leejam Sports Co. JSC 32,176 682,846

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
*Liva Insurance Co. 30,765 $ 114,688
*Lumi Rental Co. 13,051 97,583
Maharah Human Resources
Co. 267,374 374,488
*Malath Cooperative Insurance
Co. 13,205 34,810
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 116,475 450,641
Middle East Healthcare Co. 101,401 803,000
*Middle East Paper Co. 51,890 219,553
Middle East Pharmaceutical
Co. 11,315 174,147
Middle East Specialized
Cables Co. 54,003 443,758
Mobile Telecommunications
Co. 965,154 2,659,924
Modern Mills Co. 20,045 155,962
Mouwasat Medical Services
Co. 101,674 1,683,963
Nahdi Medical Co. 33,211 840,555
*Najran Cement Co. 85,732 125,100
*Nama Chemicals Co. 10,225 51,023
*National Agriculture
Development Co. (The) 221,310 827,960
National Co. for Glass
Industries (The) 21,315 205,459
National Co. for Learning &
Education 13,185 445,176
National Gas &
Industrialization Co. 19,242 327,147
*National Industrialization Co. 496,570 1,123,910
National Medical Care Co. 36,394 1,095,066
*National Metal Manufacturing
& Casting Co. 15,595 48,253
Northern Region Cement Co. 98,542 167,932
*Perfect Presentation For
Commercial Services Co. 117,518 188,066
Power & Water Utility Co. for
Jubail & Yanbu 79,418 795,132
Qassim Cement Co. (The) 71,170 818,678
*Rabigh Refining &
Petrochemical Co. 283,815 1,123,773
*Rasan Information
Technology Co. 18,451 639,681
*Red Sea International Co. 26,376 162,730
Retal Urban Development Co.,
Class A 214,822 581,172
Riyad Bank 1,100,934 5,962,721
Riyadh Cables Group Co. 23,754 631,247
Riyadh Cement Co. 82,750 459,857
SABIC Agri-Nutrients Co. 125,120 4,094,594
Sahara International
Petrochemical Co. 359,995 1,220,273
SAL Saudi Logistics Services 36,834 1,696,787
*Saudi Arabian Amiantit Co. 35,355 113,441
*Saudi Arabian Mining Co. 302,190 4,554,375
ΩSaudi Arabian Oil Co. 2,613,984 18,431,180
Saudi Aramco Base Oil Co. 31,358 1,057,931
Shares Value
SAUDI ARABIA — (Continued)
*Saudi Automotive Services
Co. 55,806 $ 572,102
Saudi Awwal Bank 432,968 3,901,381
Saudi Basic Industries Corp. 121,974 1,610,947
Saudi Cement Co. 121,353 917,701
Saudi Ceramic Co. 85,569 548,207
Saudi Chemical Co. Holding 1,054,049 2,276,218
Saudi Co. For Hardware CJSC 29,314 171,724
*Saudi Darb Investment Co. 93,543 53,802
Saudi Energy Co. 291,294 1,314,721
Saudi Ground Services Co. 109,037 784,497
Saudi Industrial Investment
Group 257,460 819,238
Saudi Investment Bank (The) 347,791 1,283,553
*Saudi Kayan Petrochemical
Co. 1,377,406 1,833,852
Saudi Manpower Solutions Co. 208,823 346,417
*Saudi Marketing Co. 25,267 83,696
Saudi National Bank (The) 1,114,008 11,628,043
Saudi Paper Manufacturing
Co. 15,044 276,404
Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 80,491 670,848
*Saudi Public Transport Co. 95,136 278,150
*Saudi Real Estate Co. 98,941 419,949
*Saudi Reinsurance Co. 144,213 917,771
*Saudi Research & Media
Group 35,064 551,333
Saudi Steel Pipe Co. 32,967 412,581
Saudi Tadawul Group Holding
Co. 6,798 214,683
Saudi Telecom Co. 1,205,135 13,843,569
Saudia Dairy & Foodstuff Co. 16,203 876,701
Savola Group (The) 247,882 1,720,092
Scientific & Medical Equipment
House Co. 14,677 106,614
*Seera Group Holding 317,645 1,722,075
*Sinad Holding Co. 67,775 145,458
Southern Province Cement Co. 80,806 399,780
Sumou Real Estate Co. 24,252 164,156
Sustained Infrastructure
Holding Co. 80,481 767,200
Tabuk Cement Co. 42,699 84,250
Tamkeen Human Resources
Co. 8,840 113,457
*Tanmiah Food Co. 8,233 117,943
Theeb Rent A Car Co. 70,565 416,006
*Umm Al-Qura Cement Co. 33,631 119,461
United Electronics Co. 53,145 936,105
United International
Transportation Co. 128,894 954,135
United Wire Factories Co. 3,256 13,811
*Wafrah for Industry and
Development 4,126 22,632
*Walaa Cooperative Insurance
Co. 66,646 168,412
*Wataniya Insurance Co. 27,195 81,103
Yamama Cement Co. 149,098 898,439

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Yanbu Cement Co. 50,652 $ 201,502
Yanbu National Petrochemical
Co. 123,515 1,009,695
*Zahrat Al Waha For Trading
Co. 70,164 51,378
TOTAL SAUDI ARABIA 218,514,467
SOUTH AFRICA — (2.9%)
Absa Group, Ltd. 708,395 9,754,569
Advtech, Ltd. 621,483 1,786,957
AECI, Ltd. 208,839 1,577,215
Afrimat, Ltd. 127,243 212,107
Alexander Forbes Group
Holdings, Ltd. 9,907 4,345
Altron, Ltd., Class A 204,146 354,854
Anglogold Ashanti PLC 1,362 102,990
Anglogold Ashanti PLC 218,064 17,296,837
Argent Industrial, Ltd. 28,578 69,152
Aspen Pharmacare Holdings,
Ltd. 133,663 1,204,088
Astral Foods, Ltd. 75,519 968,213
AVI, Ltd. 397,818 2,163,197
Bell Equipment, Ltd. 14,090 32,673
Bid Corp., Ltd. 238,882 6,534,914
Bidvest Group, Ltd. 413,283 6,194,282
#Blu Label Unlimited Group,
Ltd. 898,297 474,895
Capitec Bank Holdings, Ltd. 20,199 5,753,034
Cashbuild, Ltd. 8,528 61,572
City Lodge Hotels, Ltd. 378,153 99,386
Clicks Group, Ltd. 192,622 2,566,625
Coronation Fund Managers,
Ltd. 278,905 715,156
DataTec, Ltd. 454,133 2,328,662
Ω#Dis-Chem Pharmacies, Ltd. 620,269 1,125,394
Discovery, Ltd. 258,369 4,092,381
DRDGOLD, Ltd. 242,259 496,045
DRDGOLD, Ltd., ADR 25,961 530,124
Famous Brands, Ltd. 81,640 262,955
FirstRand, Ltd. 2,063,359 12,301,927
Foschini Group, Ltd. 375,995 1,285,329
Gold Fields, Ltd. 5,939 192,976
Gold Fields, Ltd., Sponsored
ADR 526,992 17,085,081
Grindrod, Ltd. 961,304 1,550,748
Harmony Gold Mining Co., Ltd. 153,619 2,418,365
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 400,591 6,309,308
Hudaco Industries, Ltd. 40,925 475,386
Impala Platinum Holdings, Ltd. 561,467 6,091,881
Investec, Ltd. 198,301 1,718,559
Invicta Holdings, Ltd. 144 321
*iOCO, Ltd. 621,865 144,653
Italtile, Ltd. 450,410 251,721
JSE, Ltd. 127,038 1,156,688
*KAP, Ltd. 2,168,630 351,147
Kumba Iron Ore, Ltd. 74,380 1,179,429
Lewis Group, Ltd. 70,698 379,306
Libstar Holdings, Ltd. 4,326 1,111
Shares Value
SOUTH AFRICA — (Continued)
Life Healthcare Group
Holdings, Ltd. 2,568,860 $ 1,750,728
Merafe Resources, Ltd. 1,408,571 113,188
*Metair Investments, Ltd. 80,092 24,050
Momentum Group, Ltd. 2,496,263 6,159,497
Motus Holdings, Ltd. 350,432 2,221,846
Mpact, Ltd. 292 314
Mr. Price Group, Ltd. 306,579 3,150,209
MTN Group, Ltd. 1,303,443 16,141,785
*Nampak, Ltd. 8,552 228,065
Naspers, Ltd. 21,069 1,104,263
Nedbank Group, Ltd. 495,136 8,365,521
*NEPI Rockcastle NV 353,423 3,232,882
Netcare, Ltd. 2,328,707 2,663,389
Ninety One, Ltd. 288,198 789,133
Northam Platinum Holdings,
Ltd. 398,740 5,688,903
Oceana Group, Ltd. 126,861 561,442
Old Mutual, Ltd. 8,729,444 7,046,318
Omnia Holdings, Ltd. 303,127 1,933,090
OUTsurance Group, Ltd. 508,673 2,538,563
ΩPepkor Holdings, Ltd. 4,507,158 5,797,592
*Pick n Pay Stores, Ltd. 924,137 1,061,421
PPC, Ltd. 2,248,769 1,013,568
Premier Group, Ltd. 15,623 168,281
PSG Financial Services, Ltd. 640,986 1,305,111
*Purple Group, Ltd. 181,320 19,171
Rainbow Chicken 404 136
Raubex Group, Ltd. 344,713 904,517
RCL Foods, Ltd. 404 198
Reunert, Ltd. 245,493 866,354
Sanlam, Ltd. 1,197,269 6,356,982
Santam, Ltd. 50,841 1,240,980
*Sasol, Ltd. 409,370 4,805,220
Shoprite Holdings, Ltd. 333,933 5,790,425
Sibanye Stillwater, Ltd. 2,751,890 5,965,580
Sibanye Stillwater, Ltd., ADR 177,904 1,572,671
Southern Sun, Ltd. 1,060,001 656,447
#*SPAR Group, Ltd. (The) 240,490 712,116
Spur Corp., Ltd. 33,478 84,710
Stadio Holdings, Ltd. 159,320 123,692
Standard Bank Group, Ltd. 800,937 15,931,394
Sun International, Ltd. 314,938 1,012,102
*Super Group, Ltd. 624,549 714,309
Telkom SA SOC, Ltd. 713,956 2,354,798
Thungela Resources, Ltd. 219,510 1,342,159
Tiger Brands, Ltd. 184,973 3,081,943
Truworths International, Ltd. 496,163 1,592,998
Tsogo Sun, Ltd. 283,538 124,884
Valterra Platinum, Ltd. 77,221 5,784,186
Vodacom Group, Ltd. 450,397 4,355,051
#We Buy Cars Holdings, Ltd. 157,480 313,890
#Wilson Bayly Holmes-Ovcon,
Ltd. 74,094 704,355
Woolworths Holdings, Ltd. 1,012,943 2,875,194
Zeda, Ltd. 310,446 296,355
TOTAL SOUTH AFRICA 262,298,534

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (26.6%)
#104 Corp. 15,000 $ 94,217
91APP, Inc. 80,000 136,885
#ABC Taiwan Electronics
Corp. 294,950 353,641
#Ability Enterprise Co., Ltd. 480,625 950,275
#*Ability Opto-Electronics
Technology Co., Ltd. 15,421 82,070
Ablerex Electronics Co., Ltd. 11,000 21,885
Abnova Corp. 31,000 20,191
#AcBel Polytech, Inc. 1,924,723 2,525,086
Accton Technology Corp. 277,000 18,212,971
Acer Cyber Security, Inc. 16,736 83,372
#Acer E-Enabling Service
Business, Inc. 17,000 113,880
#Acer, Inc. 2,971,000 2,652,104
#ACES Electronic Co., Ltd. 450,608 1,101,458
*Acme Electronics Corp. 97,000 84,187
*Acon Holding, Inc. 461,000 72,747
Acter Group Corp., Ltd. 114,000 3,262,787
Action Electronics Co., Ltd. 224,000 83,864
#Actron Technology Corp. 98,968 416,462
#ADATA Technology Co., Ltd. 728,343 8,980,621
#Addcn Technology Co., Ltd. 48,893 219,360
#*Adimmune Corp. 441,000 225,828
Adlink Technology, Inc. 111,000 388,100
Advanced Ceramic X Corp. 18,655 127,564
#Advanced Echem Materials
Co., Ltd. 10,000 223,398
#Advanced Energy Solution
Holding Co., Ltd. 31,000 878,616
Advanced International
Multitech Co., Ltd. 199,000 332,498
#*Advanced Optoelectronic
Technology, Inc. 145,000 75,149
#Advanced Power Electronics
Corp. 159,000 804,372
#Advanced Wireless
Semiconductor Co. 244,000 830,471
#Advancetek Enterprise Co.,
Ltd. 258,000 228,312
Advantech Co., Ltd. 293,896 5,119,696
#Aero Win Technology Corp. 48,000 53,244
Aerospace Industrial
Development Corp. 155,000 296,869
#AIC, Inc. 38,337 530,234
#Airoha Technology Corp. 45,000 724,032
Airtac International Group 135,000 5,534,670
Alchip Technologies, Ltd. 41,000 3,881,927
#Alexander Marine Co., Ltd. 27,544 129,543
*Algoltek, Inc. 39,000 56,535
*ALI Corp. 78,400 52,276
#All Ring Tech Co., Ltd. 72,313 2,078,616
#Allied Supreme Corp. 61,000 404,855
#Allis Electric Co., Ltd. 330,937 999,395
#Alltek Technology Corp. 268,000 462,712
#Alltop Technology Co., Ltd. 72,000 668,338
#*Alpha Networks, Inc. 364,000 309,162
#Altek Corp. 1,021,624 1,210,687
Shares Value
TAIWAN — (Continued)
#Amazing Microelectronic
Corp. 97,443 $ 223,113
AMPACS Corp. 101,000 93,284
#Ampak Technology, Inc. 59,000 100,405
*Ampire Co., Ltd. 106,000 84,619
#Ample Electronic Technology
Co., Ltd. 30,450 200,682
#AMPOC Far-East Co., Ltd. 141,884 799,000
#AmTRAN Technology Co.,
Ltd. 959,294 792,511
*Amulaire Thermal
Technology, Inc. 56,000 53,888
#Analog Integrations Corp. 17,000 170,426
#Anderson Industrial Corp. 431,000 230,043
#*Andes Technology Corp. 22,000 151,119
#Anji Technology Co., Ltd. 147,037 162,647
#Anpec Electronics Corp. 74,000 606,764
Aopen, Inc. 35,000 56,097
AP Memory Technology Corp. 29,000 598,502
Apac Opto Electronics, Inc. 40,000 163,371
Apacer Technology, Inc. 79,000 545,097
#APAQ Technology Co., Ltd. 54,000 351,713
Apex Biotechnology Corp. 85,000 82,320
#Apex Dynamics, Inc. 9,000 123,921
#*Apex International Co., Ltd. 529,641 478,527
Apex Science & Engineering 145,370 47,454
#ARBOR Technology Corp. 68,000 105,201
#Arcadyan Technology Corp. 284,000 1,515,827
Ardentec Corp. 1,201,000 6,577,462
Ares International Corp. 26,000 38,696
#Argosy Research, Inc. 103,000 450,958
#Arizon RFID Technology
Cayman Co., Ltd. 29,000 119,790
ASE Technology Holding Co.,
Ltd. 1,788,000 30,704,539
#ASE Technology Holding Co.,
Ltd., ADR 209,500 7,368,115
Asia Electronic Material Co.,
Ltd. 44,000 69,161
#Asia Metal Industries, Inc. 12,000 113,617
#Asia Optical Co., Inc. 410,000 1,623,813
#Asia Polymer Corp. 495,000 192,217
#Asia Tech Image, Inc. 79,000 164,263
Asia Vital Components Co.,
Ltd. 203,788 14,628,799
#ASIX Electronics Corp. 52,000 158,483
#ASMedia Technology, Inc. 22,000 895,139
#ASolid Technology Co., Ltd. 52,000 92,193
ASPEED Technology, Inc. 17,600 7,909,898
#ASROCK, Inc. 66,000 397,197
#Asustek Computer, Inc. 321,000 8,045,113
#*ATE Energy International
Co., Ltd. 157,630 118,275
Aten International Co., Ltd. 102,000 253,114
*ATW Technology, Inc. 9,000 14,425
#AUO Corp. 4,228,800 3,166,464
#AURAS Technology Co., Ltd. 26,000 725,641
#Aurona Industries, Inc. 67,556 103,469
Aurora Corp. 33,000 55,138

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Aurotek Corp. 33,000 $ 88,323
#Avalue Technology, Inc. 83,000 335,143
#Avermedia Technologies 140,000 170,240
#Axiomtek Co., Ltd. 109,072 398,233
#Azurewave Technologies,
Inc. 207,000 340,100
Bafang Yunji International Co.,
Ltd. 46,000 258,331
#Bank of Kaohsiung Co., Ltd. 938,832 351,492
#Baotek Industrial Materials,
Ltd. 137,000 259,426
Basso Industry Corp. 139,000 145,155
#BenQ Materials Corp. 183,000 128,534
#*BES Engineering Corp. 2,929,355 1,074,070
Best Precision Industrial Co.,
Ltd. 19,000 58,260
*Billion Electric Co., Ltd. 88,000 49,964
#*Bin Chuan Enterprise Co.,
Ltd. 146,000 179,118
#B'in Live Co., Ltd. 50,000 115,412
Bionet Corp. 23,000 40,635
*Bionime Corp. 44,191 76,571
#*Biostar Microtech
International Corp. 287,000 293,935
Bioteque Corp. 70,000 245,831
#Bizlink Holding, Inc. 159,099 10,337,817
Bon Fame Co., Ltd. 29,000 47,198
#Bonny Worldwide, Ltd. 21,000 64,977
#Bora Pharmaceuticals Co.,
Ltd. 76,309 903,128
#Brave C&H Supply Co., Ltd. 37,000 157,988
#Bright Led Electronics Corp. 79,000 51,332
#Brightek Optoelectronic Co.,
Ltd. 108,000 102,423
Brighton-Best International
Taiwan, Inc. 374,000 428,169
#Brillian Network & Automation
Integrated System Co., Ltd. 52,899 527,861
#*Brogent Technologies, Inc. 56,109 162,152
C Sun Manufacturing, Ltd. 165,000 2,442,913
#*Calin Technology Co., Ltd. 122,000 140,803
Calitech Co., Ltd. 19,000 38,507
*Cameo Communications, Inc. 321,000 93,860
Capital Futures Corp. 160,765 290,003
*Capital Securities Corp. 2,581,000 2,731,217
#*Career Technology MFG.
Co., Ltd. 530,089 230,445
Castles Technology Co., Ltd. 40,412 64,521
Caswell, Inc. 62,000 167,091
#Cathay Chemical Works 67,000 95,569
#Cathay Consolidated, Inc. 76,000 227,866
Cathay Financial Holding Co.,
Ltd. 4,760,135 14,949,525
Cathay Real Estate
Development Co., Ltd. 746,000 507,813
#*CCP Contact Probes Co.,
Ltd. 121,473 417,201
#*Celxpert Energy Corp. 264,747 226,500
Cenra, Inc. 126,000 127,875
Shares Value
TAIWAN — (Continued)
#Central Reinsurance Co., Ltd. 570,000 $ 608,466
Century Iron & Steel Industrial
Co., Ltd. 253,000 818,048
Chain Chon Industrial Co., Ltd. 174,000 58,953
*ChainQui Construction
Development Co., Ltd. 81,000 32,581
Chaintech Technology Corp. 32,000 46,487
Champion Building Materials
Co., Ltd. 213,200 52,972
#Champion Microelectronic
Corp. 43,000 67,190
Chang Hwa Commercial Bank,
Ltd. 3,895,230 3,037,216
#Chang Wah Technology Co.,
Ltd. 411,500 827,609
*Changs Ascending Enterprise
Co., Ltd. 21,000 20,500
#Channel Well Technology
Co., Ltd. 329,000 535,456
#Chant Sincere Co., Ltd. 72,000 121,415
#Charoen Pokphand
Enterprise 289,600 931,910
CHC Healthcare Group 140,000 112,844
CHC Resources Corp. 85,000 166,218
#Chen Full International Co.,
Ltd. 141,000 298,849
#Chenbro Micom Co., Ltd. 85,000 2,748,383
Chenfull Precision Co., Ltd. 2,000 10,613
#*Cheng Fwa Industrial Co.,
Ltd. 105,000 77,161
Cheng Loong Corp. 696,000 451,165
#*Cheng Mei Materials
Technology Corp. 593,893 352,819
Cheng Shin Rubber Industry
Co., Ltd. 2,094,000 1,972,905
#Cheng Uei Precision Industry
Co., Ltd. 411,000 427,290
#Chenming Electronic
Technology Corp. 251,000 597,231
Chia Chang Co., Ltd. 19,000 20,341
#Chicony Electronics Co., Ltd. 679,000 2,226,987
#Chicony Power Technology
Co., Ltd. 191,000 452,103
#Chief Telecom, Inc. 51,600 527,671
Chien Shing Harbour Service
Co., Ltd. 63,000 79,240
*Chien Shing Stainless Steel
Co., Ltd. 120,974 45,479
#*Chime Ball Technology Co.,
Ltd. 45,000 69,618
#China Airlines, Ltd. 4,494,000 3,114,750
#China Bills Finance Corp. 1,026,000 531,746
China Container Terminal
Corp. 93,000 57,695
China Ecotek Corp. 35,000 49,599
#China Fineblanking
Technology Co., Ltd. 49,095 28,255
#China General Plastics Corp. 556,000 190,959
#China Glaze Co., Ltd. 180,000 179,337

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#*China Man-Made Fiber
Corp. 1,755,000 $ 474,060
#China Metal Products 263,000 173,738
#China Motor Corp. 395,000 648,984
China Steel Chemical Corp. 199,000 500,594
#China Steel Corp. 7,453,000 4,370,010
China Steel Structure Co., Ltd. 100,000 126,551
#China Wire & Cable Co., Ltd. 127,000 113,958
#Chinese Maritime Transport,
Ltd. 147,000 232,424
Ching Feng Home Fashions
Co., Ltd. 216,837 131,837
#Chin-Poon Industrial Co., Ltd. 1,079,000 1,223,594
Chipbond Technology Corp. 983,000 3,954,021
#ChipMOS Technologies, Inc. 2,130,000 4,784,740
Chlitina Holding, Ltd. 67,237 199,928
#Chong Hong Development
Co., Ltd. 258,305 620,207
Chroma ATE, Inc. 250,000 16,244,314
Chun YU Works & Co., Ltd. 25,000 12,261
Chun Yuan Steel Industry Co.,
Ltd. 569,000 372,361
#*Chung Hung Steel Corp. 1,374,000 705,727
Chung Hwa Food Industrial
Co., Ltd. 70,300 149,871
#*Chung Hwa Pulp Corp. 445,000 174,178
Chung Lien Co., Ltd. 37,000 34,631
Chung Tai Resource
Technology Corp. 34,000 81,110
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 746,000 3,543,148
*Chunghwa Chemical
Synthesis & Biotech Co., Ltd. 47,000 47,409
Chunghwa Precision Test
Tech Co., Ltd. 22,000 1,698,382
Chunghwa Telecom Co., Ltd. 817,000 3,526,455
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 73,411 3,128,043
CKM Applied Materials Corp. 35,000 32,435
#Cleanaway Co., Ltd. 1,400,000 1,072,125
#C-Media Electronics, Inc. 77,000 78,146
Collins Co., Ltd. 102,000 41,029
Compal Electronics, Inc. 4,954,000 5,518,240
#Compeq Manufacturing Co.,
Ltd. 1,556,682 8,140,080
#Complex Micro
Interconnection Co., Ltd. 56,000 54,148
#Concord International
Securities Co., Ltd. 533,656 503,620
#Concord Securities Co., Ltd. 1,087,866 693,401
Continental Holdings Corp. 534,000 340,369
Contrel Technology Co., Ltd. 82,000 233,169
Coremax Corp. 152,262 358,053
#Coretronic Corp. 694,000 1,582,592
#Co-Tech Development Corp. 407,000 3,752,777
*Coxon Precise Industrial Co.,
Ltd. 122,000 53,226
#Crowell Development Corp. 369,783 221,968
Shares Value
TAIWAN — (Continued)
*Cryomax Cooling System
Corp. 64,000 $ 47,229
CS Group Investment Holding,
Ltd. 103,000 56,888
*CSBC Corp., Class H 140,000 82,305
#CTBC Financial Holding Co.,
Ltd. 12,078,000 24,253,913
#CTCI Advanced Systems,
Inc. 21,000 101,365
CTCI Corp. 927,806 1,011,948
*Cub Elecparts, Inc. 9,000 26,650
#CviLux Corp. 157,900 357,143
#Cyberlink Corp. 60,000 119,187
#CyberPower Systems, Inc. 76,450 510,944
#*CyberTAN Technology, Inc. 560,000 334,416
Cystech Electronics Corp. 11,506 42,366
#DA CIN Construction Co.,
Ltd. 269,000 734,113
Dafeng TV, Ltd. 86,000 113,357
Dah San Electric Wire & Cable
Co., Ltd. 110,408 143,480
#Da-Li Development Co., Ltd. 479,030 701,077
#Darfon Electronics Corp. 186,000 176,107
#Davicom Semiconductor, Inc. 78,000 84,108
#Daxin Materials Corp. 88,000 848,170
De Licacy Industrial Co., Ltd. 378,000 121,053
#Delpha Construction Co., Ltd. 374,000 230,286
Delta Electronics, Inc. 641,000 32,526,997
#Depo Auto Parts Ind Co., Ltd. 170,000 704,849
Desiccant Technology Corp. 16,940 81,767
DFI, Inc. 42,000 69,786
#Dimerco Data System Corp. 58,000 167,437
Dimerco Express Corp. 179,802 436,723
DingZing Advanced Materials,
Inc. 8,000 28,095
#*D-Link Corp. 1,275,000 838,323
#DONPON PRECISION, Inc. 118,100 188,191
Draytek Corp. 63,000 42,398
Drewloong Precision, Inc. 38,681 171,748
*Dyaco International, Inc. 143,259 89,096
#Dynamic Holding Co., Ltd. 893,940 2,763,223
#Dynapack International
Technology Corp. 275,000 2,484,607
#E Ink Holdings, Inc. 689,000 4,029,240
E.Sun Financial Holding Co.,
Ltd. 8,855,275 10,589,943
#Eastech Holding, Ltd. 55,000 123,379
Eastern Media International
Corp. 442,511 248,509
*Easywell Biomedical, Inc. 105,728 106,974
#Eclat Textile Co., Ltd. 257,000 2,751,385
#eCloudvalley Digital
Technology Co., Ltd. 20,000 35,088
#ECOVE Environment Corp. 36,000 301,309
#Edimax Technology Co., Ltd. 246,000 105,040
*Edison Opto Corp. 109,000 66,947
Edom Technology Co., Ltd. 581,000 831,438
eGalax_eMPIA Technology,
Inc. 30,000 54,117

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#*Egis Technology, Inc. 211,000 $ 611,736
#*EirGenix, Inc. 193,000 267,832
#Elan Microelectronics Corp. 468,000 2,186,578
#E-Lead Electronic Co., Ltd. 105,000 148,635
E-LIFE MALL Corp. 93,000 149,058
Elite Advanced Laser Corp. 272,000 3,130,790
Elite Material Co., Ltd. 196,000 28,776,262
Elite Semiconductor
Microelectronics Technology,
Inc. 155,000 863,269
#*Elitegroup Computer
Systems Co., Ltd. 476,000 270,999
eMemory Technology, Inc. 41,000 3,139,794
Emerging Display
Technologies Corp. 169,000 108,766
Ennoconn Corp. 126,000 1,578,947
*Ennostar, Inc. 930,000 1,382,670
EnTie Commercial Bank Co.,
Ltd. 125,000 59,563
*EOI Investment Holdings Co.,
Ltd. 210,000 143,600
#*Epileds Technologies, Inc. 66,000 53,096
#*Eris Technology Corp. 13,000 87,085
#Eson Precision Ind Co., Ltd. 346,000 824,345
#Eternal Materials Co., Ltd. 1,704,990 3,160,027
Eurocharm Holdings Co., Ltd. 57,000 322,751
#EVA Airways Corp. 3,866,000 5,179,548
#Ever Ohms Technology Co.,
Ltd. 73,000 180,247
#Ever Supreme Bio
Technology Co., Ltd. 60,993 274,590
*Everest Textile Co., Ltd. 424,000 87,899
Evergreen Aviation
Technologies Corp. 217,000 1,228,720
Evergreen International
Storage & Transport Corp. 309,500 451,528
Evergreen Marine Corp.
Taiwan, Ltd. 946,000 5,971,224
#EVERGREEN Steel Corp.,
Preference 252,000 678,363
#*Everlight Chemical Industrial
Corp. 846,000 832,414
#*Everlight Electronics Co.,
Ltd. 558,000 1,079,087
#Evertop Wire Cable Corp. 164,000 94,130
Excelliance Mos Corp. 5,000 16,090
#Excelsior Medical Co., Ltd. 163,098 357,293
#EZconn Corp. 27,000 964,912
*Falcon Machine Tools Co.,
Ltd. 88,000 46,152
Far Eastern Department
Stores, Ltd. 1,467,000 1,005,416
#Far Eastern International
Bank 4,428,099 1,849,665
Far Eastern New Century
Corp. 3,182,000 2,673,081
Far EasTone
Telecommunications Co., Ltd. 1,808,344 5,875,062
Faraday Technology Corp. 160,056 740,381
Shares Value
TAIWAN — (Continued)
Farglory F T Z Investment
Holding Co., Ltd. 81,194 $ 120,463
#Farglory Land Development
Co., Ltd. 390,000 783,162
#FDC International Hotels
Corp. 68,000 81,215
#Feature Integration
Technology, Inc. 41,000 99,078
#*Federal Corp. 333,000 199,373
#Feedback Technology Corp. 65,042 423,631
Feng Hsin Steel Co., Ltd. 519,000 1,047,025
#Feng TAY Enterprise Co.,
Ltd. 328,000 694,180
#FIC Global, Inc. 178,000 198,273
#*FineMat Applied Materials
Co., Ltd. 62,000 60,045
#FineTek Co., Ltd. 27,450 77,715
#Firich Enterprises Co., Ltd. 308,000 212,995
#First Copper Technology Co.,
Ltd. 671,000 728,738
First Financial Holding Co.,
Ltd. 6,519,973 7,413,874
First Hi-Tec Enterprise Co.,
Ltd. 4,000 24,691
#First Insurance Co., Ltd.
(The) 296,000 247,285
*First Steamship Co., Ltd. 757,000 144,284
*FIT Holding Co., Ltd. 81,000 45,113
#*Fittech Co., Ltd. 38,088 114,315
#*FLEXium Interconnect, Inc. 504,000 767,251
#Flytech Technology Co., Ltd. 237,000 916,643
#FocalTech Systems Co., Ltd. 308,000 466,493
#Forcecon Tech Co., Ltd. 77,656 178,288
*Forest Water Environment
Engineering Co., Ltd. 59,856 75,471
#Formosa Advanced
Technologies Co., Ltd. 312,000 542,542
Formosa International Hotels
Corp. 119,000 655,404
#Formosa Laboratories, Inc. 213,000 334,141
Formosa Oilseed Processing
Co., Ltd. 125,905 100,509
Formosa Optical Technology
Co., Ltd. 43,000 118,147
Formosa Petrochemical Corp. 690,000 1,511,557
*Formosa Pharmaceuticals,
Inc. 15,000 10,884
Formosa Plastics Corp. 3,639,000 6,192,797
#Formosa Sumco Technology
Corp. 109,000 915,669
Formosan Union Chemical
Corp. 328,000 234,438
#Fortune Electric Co., Ltd. 183,880 4,011,120
#Fositek Corp. 49,000 2,046,784
Founding Construction &
Development Co., Ltd. 200,000 88,183
Foxsemicon Integrated
Technology, Inc. 157,000 1,447,631
Foxwell Power Co., Ltd. 12,000 13,627

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Franbo Lines Corp. 332,995 $ 172,582
Froch Enterprise Co., Ltd. 240,000 125,128
#Fu Chun Shin Machinery
Manufacture Co., Ltd. 150,230 121,554
#Fu Hua Innovation Co., Ltd. 390,361 169,097
Fubon Financial Holding Co.,
Ltd. 4,600,974 18,506,966
#Fulgent Sun International
Holding Co., Ltd. 240,556 542,608
#*Fulltech Fiber Glass Corp. 1,093,311 2,242,845
Fusheng Precision Co., Ltd. 173,000 1,359,634
Fwusow Industry Co., Ltd. 188,119 66,356
#G Shank Enterprise Co., Ltd. 256,612 901,187
Galaxy Software Services
Corp. 6,123 17,979
#Gallant Precision Machining
Co., Ltd. 129,000 343,266
#Gamania Digital
Entertainment Co., Ltd. 134,000 173,932
#*GCS Holdings, Inc. 110,467 1,206,561
GEM Services, Inc. 100,000 380,581
#Gemtek Technology Corp. 1,147,000 1,096,640
#*General Interface Solution
GIS Holding, Ltd. 390,000 662,490
*General Plastic Industrial Co.,
Ltd. 121,000 75,815
Generalplus Technology, Inc. 78,000 114,156
*Genesis Technology, Inc. 5,000 3,241
#Genesys Logic, Inc. 132,000 374,120
Genius Electronic Optical Co.,
Ltd. 153,000 2,277,082
#GeoVision, Inc. 74,530 133,060
#Getac Holdings Corp. 564,000 1,989,418
#GFC, Ltd. 55,000 209,320
Giant Manufacturing Co., Ltd. 378,108 988,586
#*Giantplus Technology Co.,
Ltd. 361,000 175,926
#Gigabyte Technology Co.,
Ltd. 590,000 6,142,981
#*Gigasolar Materials Corp. 59,000 189,857
#*Gigastorage Corp. 546,000 526,251
#Global Brands Manufacture,
Ltd. 1,036,812 2,617,775
#Global Mixed Mode
Technology, Inc. 115,000 875,336
Global PMX Co., Ltd. 104,000 524,521
Global Unichip Corp. 36,000 4,238,374
Globalwafers Co., Ltd. 207,000 5,476,190
Globe Union Industrial Corp. 248,111 80,608
#Gloria Material Technology
Corp. 1,445,000 1,421,795
*GlycoNex, Inc. 51,927 35,749
#*GMI Technology, Inc. 126,475 168,665
Gold Circuit Electronics, Ltd. 436,300 10,705,341
#Golden Long Teng
Development Co., Ltd. 68,000 48,498
#Goldsun Building Materials
Co., Ltd. 1,460,000 1,409,450
Shares Value
TAIWAN — (Continued)
Good Finance Securities Co.,
Ltd. 55,000 $ 58,031
Good Will Instrument Co., Ltd. 111,000 248,659
#Gordon Auto Body Parts 363,000 295,958
*Gourmet Master Co., Ltd. 144,000 281,593
Grade Upon Technology Corp. 4,000 101,612
#Grand Fortune Securities
Co., Ltd. 472,000 205,922
#*Grand Pacific Petrochemical 1,411,000 493,341
Grand Process Technology
Corp. 8,000 586,652
GrandTech CG Systems, Inc. 55,000 72,156
#Grape King Bio, Ltd. 163,000 450,382
#Great Tree Pharmacy Co.,
Ltd. 30,947 74,880
#Great Wall Enterprise Co.,
Ltd. 1,227,450 2,126,836
Greatek Electronics, Inc. 759,000 2,360,206
#Green World FinTech Service
Co., Ltd. 123,000 155,087
#Group Up Industrial Co., Ltd. 63,000 660,819
GTM Holdings Corp. 115,000 112,797
#Gudeng Precision Industrial
Co., Ltd. 67,983 839,296
*Hai Kwang Enterprise Corp. 127,796 48,241
*HannsTouch Holdings Co. 702,000 217,210
#*Harvatek Corp. 196,000 129,781
#Heran Co., Ltd. 60,200 102,075
#Hey Song Corp. 353,000 368,630
#Hi-Clearance, Inc. 37,000 148,829
#Highlight Tech Corp. 75,400 190,139
*<High-Tek Harness
Enterprise Co., Ltd. 100,000 2,290
#Highwealth Construction
Corp. 1,612,910 2,195,861
Hi-Lai Foods Co., Ltd. 23,000 122,761
#HIM International Music, Inc. 60,000 157,059
#*Hitron Technology, Inc. 154,000 112,216
#Hiwin Technologies Corp. 491,000 4,626,056
#Hiyes International Co., Ltd. 86,949 206,887
#Hocheng Corp. 387,820 292,794
Holiday Entertainment Co.,
Ltd. 53,000 85,767
#Holy Stone Enterprise Co.,
Ltd. 283,300 3,944,584
Hon Hai Precision Industry
Co., Ltd. 5,282,000 40,940,035
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 3,394 51,249
Hong Ho Precision Textile Co.,
Ltd. 25,000 10,597
#Hong Pu Real Estate
Development Co., Ltd. 220,000 123,890
#Hong TAI Electric Industrial 472,000 443,974
Horizon Fixture Group Co.,
Ltd. 3,000 20,978
#*Hota Industrial
Manufacturing Co., Ltd. 367,000 529,736
#Hotai Motor Co., Ltd. 143,120 2,471,022

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Hsin Ba Ba Corp. 28,518 $ 35,075
Hsin Kuang Steel Co., Ltd. 327,000 383,468
Hsin Yung Chien Co., Ltd. 35,000 94,975
#Hu Lane Associate, Inc. 140,130 502,957
#HUA ENG Wire & Cable Co.,
Ltd. 369,000 335,102
Hua Nan Financial Holdings
Co., Ltd. 4,187,480 5,662,084
#Hua Yu Lien Development
Co., Ltd. 92,114 103,460
#Huaku Development Co., Ltd. 386,736 1,165,509
#Huang Hsiang Construction
Corp. 203,373 206,400
Huikwang Corp. 21,000 16,634
#Hung Ching Development &
Construction Co., Ltd. 142,000 195,739
#Hung Sheng Construction,
Ltd. 552,000 292,063
Huxen Corp. 16,000 20,793
Hwa Fong Rubber Industrial
Co., Ltd. 279,000 124,742
#Hwacom Systems, Inc. 174,000 207,277
#Hwang Chang General
Contractor Co., Ltd. 381,760 437,053
Ibase Technology, Inc. 102,000 172,320
*IBF Financial Holdings Co.,
Ltd. 3,837,214 1,852,178
*IC Plus Corp. 53,000 108,234
ICARES Medicus, Inc. 26,680 57,869
#Ichia Technologies, Inc. 954,000 1,529,045
*Ideal Bike Corp. 208,285 27,648
In Win Development, Inc. 22,000 43,021
Info-Tek Corp. 80,000 71,784
Innodisk Corp. 80,758 3,235,917
#Innolux Corp. 6,650,149 9,362,350
#Inpaq Technology Co., Ltd. 170,456 377,631
#Insyde Software Corp. 28,200 181,054
Intai Technology Corp. 38,000 147,560
#Integrated Service
Technology, Inc. 138,734 603,117
#IntelliEPI, Inc. 41,000 440,840
Interactive Digital
Technologies, Inc. 30,000 68,876
#International Games System
Co., Ltd. 182,000 4,369,937
#Inventec Corp. 1,699,000 3,248,807
#Iron Force Industrial Co., Ltd. 112,115 270,930
#I-Sheng Electric Wire & Cable
Co., Ltd. 132,000 187,060
#ITE Technology, Inc. 297,000 1,148,705
ITEQ Corp. 734,000 5,973,019
J&V Energy Technology Co.,
Ltd. 16,000 32,476
#Jarllytec Co., Ltd. 38,950 85,567
Jean Co., Ltd. 247,302 148,447
Jentech Precision Industrial
Co., Ltd. 20,199 2,153,085
#Jetway Information Co., Ltd. 37,500 54,534
#Jetwell Computer Co., Ltd. 64,960 446,212
Shares Value
TAIWAN — (Continued)
#Jia Wei Lifestyle, Inc. 88,500 $ 69,006
Jih Lin Technology Co., Ltd. 69,000 151,369
*Ji-Haw Industrial Co., Ltd. 38,000 13,639
#Jiin Yeeh Ding Enterprise
Co., Ltd. 105,000 293,047
#Jinan Acetate Chemical Co.,
Ltd. 1,073,260 1,602,302
#Jiu Han System Technology
Co., Ltd. 14,000 128,655
*Jochu Technology Co., Ltd. 17,000 17,385
Johnson Chemical
Pharmaceutical Works Corp. 5,000 7,457
#Johnson Health Tech Co.,
Ltd. 132,000 502,367
#JPC connectivity, Inc. 149,000 1,332,374
#JPP Holding Co., Ltd. 27,450 234,844
#JSL Construction &
Development Co., Ltd. 178,638 337,168
*K Laser Technology, Inc. 160,000 79,210
*KAO FONG MACHINERY
Co., Ltd. 52,000 56,635
Kaori Heat Treatment Co., Ltd. 41,000 1,084,656
Kedge Construction Co., Ltd. 93,350 293,172
Keding Enterprises Co., Ltd. 4,000 14,852
KEE TAI Properties Co., Ltd. 424,890 124,894
#Kenda Rubber Industrial Co.,
Ltd. 370,602 208,126
Kent Industrial Co., Ltd. 105,000 84,470
#Kerry TJ Logistics Co., Ltd. 291,000 262,016
Keystone Microtech Corp. 28,000 803,119
KGI Financial Holding Co., Ltd. 9,814,011 9,367,933
KHGEARS International, Ltd. 40,000 182,555
#Kindom Development Co.,
Ltd. 473,700 507,866
King Chou Marine Technology
Co., Ltd. 85,000 113,091
#King Polytechnic Engineering
Co., Ltd. 131,350 204,428
King Slide Works Co., Ltd. 43,000 10,444,321
King Yuan Electronics Co., Ltd. 1,558,200 10,775,634
*King's Town Construction
Co., Ltd. 27,000 29,908
Kingwaytek Technology Co.,
Ltd. 18,000 31,690
Kinik Co. 159,000 3,148,612
#Kinko Optical Co., Ltd. 267,000 524,599
#Kinpo Electronics 1,956,000 1,815,650
Kinsus Interconnect
Technology Corp. 1,304,431 25,629,310
KMC Kuei Meng International,
Inc. 47,000 129,429
*KNH Enterprise Co., Ltd. 81,000 34,211
Ko Ja Cayman Co., Ltd. 37,000 44,649
#KS Terminals, Inc. 160,000 273,276
Kuang Hong Arts
Management, Inc. 30,000 81,686
Kuen Ling Machinery
Refrigerating Co., Ltd. 38,000 45,855

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Kung Long Batteries Industrial
Co., Ltd. 81,000 $ 317,043
#Kung Sing Engineering Corp. 530,000 158,087
#Kuo Toong International Co.,
Ltd. 431,000 690,795
#*Kuo Yang Construction Co.,
Ltd. 251,000 139,406
Kwong Lung Enterprise Co.,
Ltd. 161,000 213,461
#L&K Engineering Co., Ltd. 370,238 8,099,207
La Kaffa International Co., Ltd. 34,000 67,539
#*Lang, Inc. 59,000 88,631
#Lanner Electronics, Inc. 313,760 734,912
#Largan Precision Co., Ltd. 53,000 6,617,005
Laster Tech Co., Ltd. 80,043 47,056
#Leadtrend Technology Corp. 60,360 92,821
*Lealea Enterprise Co., Ltd. 449,440 98,040
LEE CHI Enterprises Co., Ltd. 158,000 55,732
#Lelon Electronics Corp. 513,000 3,492,063
#Lemtech Holdings Co., Ltd. 62,600 159,410
#Leo Systems, Inc. 86,000 93,134
*Leofoo Development Co., Ltd. 77,000 38,477
*Li Ming Development
Construction Co., Ltd. 6,000 5,421
*Li Peng Enterprise Co., Ltd. 503,000 105,521
#Lian HWA Food Corp. 190,916 481,440
#Lien Hwa Industrial Holdings
Corp. 985,645 1,230,570
#LINE Pay Taiwan, Ltd. 13,650 114,035
#*Lingsen Precision Industries,
Ltd. 1,265,000 1,150,747
#Lion Travel Service Co., Ltd. 148,000 673,164
Lite-On Technology Corp. 1,205,000 7,792,475
#Liton Technology Corp. 237,000 520,653
*Long Bon International Co.,
Ltd. 100,000 39,605
#Long Da Construction &
Development Corp. 334,058 291,483
*Longchen Paper & Packaging
Co., Ltd. 508,104 154,857
#Longwell Co. 395,000 2,542,158
Loop Telecommunication
International, Inc. 31,000 51,700
Lotes Co., Ltd. 78,285 4,493,291
Lotus Pharmaceutical Co., Ltd. 21,000 113,710
Loyalty Founder Enterprise
Co., Ltd. 76,000 50,794
Lu Hai Holding Corp. 10,499 7,066
Lucky Cement Corp. 285,000 105,379
Lumax International Corp., Ltd. 100,000 344,998
#*Lung Yen Life Service Corp. 173,000 253,727
Lungteh Shipbuilding Co., Ltd. 124,250 503,628
#Luxe Green Energy
Technology Co., Ltd. 78,250 41,765
#LuxNet Corp. 17,410 199,316
M3 Technology, Inc. 19,000 45,620
Macauto Industrial Co., Ltd. 84,000 136,972
Machvision, Inc. 9,900 188,081
#Macnica Galaxy, Inc. 24,000 84,285
Shares Value
TAIWAN — (Continued)
Macroblock, Inc. 27,000 $ 42,439
*Macronix International Co.,
Ltd. 2,910,000 9,049,011
#Makalot Industrial Co., Ltd. 333,640 2,265,973
Marketech International Corp. 118,000 1,708,716
#Materials Analysis
Technology, Inc. 120,390 776,674
Maxigen Biotech, Inc. 57,000 70,282
#Mayer Steel Pipe Corp. 279,600 182,542
#Mechema Chemicals
International Corp. 48,000 100,845
MediaTek, Inc. 336,000 36,959,064
*Medigen Biotechnology Corp. 13,000 12,530
Mega Financial Holding Co.,
Ltd. 6,481,010 10,648,276
#Mega Union Technology, Inc. 66,300 1,479,077
#*Megaforce Co., Ltd. 46,000 41,063
*Mercuries & Associates
Holding, Ltd. 695,083 367,769
#Mercuries Data Systems, Ltd. 67,067 46,484
*Mercuries Life Insurance Co.,
Ltd. 4,564,590 1,398,231
Merida Industry Co., Ltd. 285,000 677,249
#Merry Electronics Co., Ltd. 365,440 906,844
#METAAGE Corp. 42,000 50,487
*Microbio Co., Ltd. 359,649 154,124
#Micro-Star International Co.,
Ltd. 837,000 3,677,527
#Mildef Crete, Inc. 118,000 449,086
#*MIN AIK Technology Co.,
Ltd. 533,000 447,754
#Mitac Holdings Corp. 180,000 486,772
Mitake Information Corp. 1,000 1,940
*Mobiletron Electronics Co.,
Ltd. 66,000 66,472
#Momo.com, Inc. 80,680 612,857
#*MOSA Industrial Corp. 217,421 111,001
*Mosel Vitelic, Inc. 62,000 61,676
#Motech Industries, Inc. 710,000 481,110
MPI Corp. 245,000 40,025,991
#MSSCORPS Co., Ltd. 62,324 667,227
Munsin Garment Corp. 37,000 45,679
My Humble House Hospitality
Management Consulting 90,000 98,162
*Mycenax Biotech, Inc. 14,000 10,483
Nak Sealing Technologies
Corp. 98,000 348,711
#Namchow Holdings Co., Ltd. 227,000 237,051
#Nan Kang Rubber Tire Co.,
Ltd. 682,927 702,600
Nan Liu Enterprise Co., Ltd. 52,000 64,358
#Nan Pao Resins Chemical
Co., Ltd. 78,000 744,547
*Nan Ren Lake Leisure
Amusement Co., Ltd. 175,000 44,401
Nan Ya Plastics Corp. 2,344,000 11,568,056
Nan Ya Printed Circuit Board
Corp. 197,000 5,607,847

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Nang Kuang Pharmaceutical
Co., Ltd. 59,000 $ 57,870
Nanya Technology Corp. 745,000 8,310,050
#National Aerospace
Fasteners Corp. 48,199 201,333
National Petroleum Co., Ltd.,
Class A 45,000 78,251
Neousys Technology, Inc. 15,000 78,901
#Netronix, Inc. 90,000 243,943
*New Asia Construction &
Development Corp. 181,000 78,686
*New Era Electronics Co., Ltd. 24,000 26,993
#*Newmax Technology Co.,
Ltd. 169,000 138,833
#Nexcom International Co.,
Ltd. 120,000 223,893
Nextronics Engineering Corp. 20,000 69,309
Nichidenbo Corp. 419,000 1,620,564
Nien Made Enterprise Co., Ltd. 206,000 2,428,479
#Niko Semiconductor Co., Ltd. 85,041 167,614
Nishoku Technology, Inc. 25,000 85,089
#North-Star International Co.,
Ltd. 83,738 49,488
#Nova Technology Corp. 48,000 402,488
#Novatek Microelectronics
Corp. 588,000 9,442,495
*Nuvoton Technology Corp. 99,000 358,396
O-Bank Co., Ltd. 1,855,000 588,315
*OBI Pharma, Inc. 76,000 59,024
#Ocean Plastics Co., Ltd. 207,000 208,800
*OK Biotech Co., Ltd. 92,214 41,087
Optimax Technology Corp. 86,000 58,941
Orient Europharma Co., Ltd. 35,000 51,278
#Orient Semiconductor
Electronics, Ltd. 1,017,000 1,276,009
#*Oriental Union Chemical
Corp. 763,000 304,548
#O-TA Precision Industry Co.,
Ltd. 69,000 114,434
Pacific Hospital Supply Co.,
Ltd. 66,000 154,999
Paiho Shih Holdings Corp. 258,950 132,203
#Pan German Universal
Motors, Ltd. 40,000 284,662
#Pan Jit International, Inc. 1,066,000 3,875,584
#Pan Ram International Corp. 15,000 20,329
#Pan-International Industrial
Corp. 1,134,000 1,443,860
#Panion & BF Biotech, Inc. 82,000 148,680
#Parade Technologies, Ltd. 96,000 1,669,359
#*Paragon Technologies Co.,
Ltd. 89,000 69,671
#Parpro Corp. 96,000 282,187
#*PChome Online, Inc. 107,230 84,937
#PCL Technologies, Inc. 17,000 61,543
P-Duke Technology Co., Ltd. 66,000 241,994
Pegatron Corp. 1,230,000 3,212,104
#*Pegavision Corp. 46,371 464,872
#PharmaEngine, Inc. 121,000 229,877
Shares Value
TAIWAN — (Continued)
PharmaEssentia Corp. 222,539 $ 7,298,837
*Pharmosa Biopharm, Inc. 9,000 9,231
#*Phihong Technology Co.,
Ltd. 416,000 272,236
#Phison Electronics Corp. 112,000 5,683,344
#Phoenix Silicon International
Corp. 443,738 3,363,836
#Phoenix Tours International,
Inc. 73,700 101,477
*Phytohealth Corp. 228,000 79,718
#Pixart Imaging, Inc. 331,000 1,966,397
#Planet Technology Corp. 48,000 216,096
Polytronics Technology Corp.,
Class A 31,000 49,782
#Posiflex Technology, Inc. 92,000 556,515
Potens Semiconductor Corp. 4,000 15,656
Power Wind Health Industry,
Inc. 59,000 307,605
*Powerchip Semiconductor
Manufacturing Corp. 4,185,000 7,057,226
Powertech Technology, Inc. 930,000 6,776,664
Poya International Co., Ltd. 119,066 2,652,542
#President Chain Store Corp. 628,000 4,352,610
#President Securities Corp. 1,359,900 1,821,952
#Primax Electronics, Ltd. 859,000 1,738,253
#Prince Housing &
Development Corp. 1,062,000 282,595
*Princeton Technology Corp. 161,000 69,493
#Pro Hawk Corp. 28,000 139,918
Progate Group Corp. 4,000 17,451
#Promate Electronic Co., Ltd. 396,795 585,021
#*PSS Co., Ltd. 42,000 191,683
Qing Song Health Co., Ltd. 23,000 26,687
#Qisda Corp. 1,493,360 1,263,758
#QST International Corp. 139,439 171,284
#Qualipoly Chemical Corp. 75,000 395,665
*Quang Viet Enterprise Co.,
Ltd. 54,724 102,780
#Quanta Computer, Inc. 1,507,000 13,592,330
#Quanta Storage, Inc. 411,000 843,136
*Quintain Steel Co., Ltd. 208,087 56,659
Radiant Opto-Electronics Corp. 785,000 1,998,994
#Radium Life Tech Co., Ltd. 1,077,028 349,912
#Rafael Microelectronics, Inc. 11,000 44,927
Raydium Semiconductor Corp. 49,000 344,921
#Realtek Semiconductor Corp. 337,000 7,121,848
#Rechi Precision Co., Ltd. 739,000 540,776
Rexon Industrial Corp., Ltd. 52,000 46,338
Rich Development Co., Ltd. 730,330 174,001
Richmond International Travel
& Tours Co., Ltd. 10,200 18,400
*Right WAY Industrial Co., Ltd. 192,000 62,081
#RiTdisplay Corp. 184,826 169,563
*Ritek Corp. 1,166,000 384,229
Roundtop Machinery Industries
Co., Ltd. 16,000 9,604
Ruby Tech Corp. 16,480 25,700
#Ruentex Development Co.,
Ltd. 1,243,700 1,040,938

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Ruentex Engineering &
Construction Co. 116,720 $ 590,480
Run Long Construction Co.,
Ltd. 204,850 209,166
#Sakura Development Co.,
Ltd. 487,705 643,603
Sampo Corp. 360,000 260,095
#San Fang Chemical Industry
Co., Ltd. 432,000 424,394
San Far Property, Ltd. 20,000 11,170
#San Fu Chemical Co., Ltd. 50,000 167,084
San Lien Technology Corp.,
Ltd. 24,000 55,026
#San Shing Fastech Corp. 72,000 125,870
#Sanyang Motor Co., Ltd. 729,000 1,461,654
#Savior Lifetec Corp. 385,548 201,608
SCI Pharmtech, Inc. 67,951 99,554
Scientech Corp. 26,000 522,912
#ScinoPharm Taiwan, Ltd. 278,000 166,874
#SciVision Biotech, Inc. 54,000 82,540
SDI Corp. 231,000 1,039,961
Sea Sonic Electronics Co., Ltd. 39,000 78,075
#Securitag Assembly Group
Co., Ltd. 29,000 100,498
Senao International Co., Ltd. 108,000 96,074
#Senao Networks, Inc. 36,445 133,628
#Sensortek Technology Corp. 18,000 84,378
Sercomm Corp. 437,000 1,112,816
#Sesoda Corp. 350,000 522,525
Shanghai Commercial &
Savings Bank, Ltd. (The) 2,120,438 2,981,958
Sharehope Medicine Co., Ltd. 112,514 65,972
Sheh Fung Screws Co., Ltd. 34,000 33,086
#ShenMao Technology, Inc. 202,000 615,019
*Shieh Yih Machinery Industry
Co., Ltd. 21,000 15,237
#Shih Her Technologies, Inc. 150,901 796,083
*Shih Wei Navigation Co., Ltd. 543,516 219,465
*Shihlin Development Co., Ltd. 126,000 46,589
#Shihlin Electric & Engineering
Corp. 301,000 1,816,114
*Shihlin Paper Corp. 45,000 65,581
Shin Hai Gas Corp. 8,000 12,203
Shin Hsiung Natural Gas Co.,
Ltd. 62,854 77,695
#Shin Ruenn Development
Co., Ltd. 261,595 337,122
Shin Shin Natural Gas Co. 18,000 23,670
#Shin Zu Shing Co., Ltd. 374,998 1,984,116
#*Shining Building Business
Co., Ltd. 601,000 146,164
Shinkong Insurance Co., Ltd. 324,000 1,614,035
#Shinkong Synthetic Fibers
Corp. 1,941,000 1,246,194
Shiny Brands Group Co., Ltd. 27,830 90,846
#Shiny Chemical Industrial
Co., Ltd. 169,800 790,708
*Shun On Electronic Co., Ltd. 17,000 10,652
#*Shuttle, Inc. 693,000 338,791
Shares Value
TAIWAN — (Continued)
Sigurd Microelectronics Corp. 956,000 $ 5,516,693
Silergy Corp. 198,000 2,530,214
#Silicon Optronics, Inc. 49,000 80,810
#Silicon Power Computer &
Communications, Inc. 36,000 143,693
Simplo Technology Co., Ltd. 278,000 3,032,117
#Sinbon Electronics Co., Ltd. 289,000 2,646,864
Sincere Navigation Corp. 668,000 627,303
Sinmag Equipment Corp. 54,000 187,970
*Sino Tactful Co., Ltd. 27,000 16,708
Sino-American Silicon
Products, Inc. 980,000 4,760,667
#Sinon Corp. 580,000 699,898
SinoPac Financial Holdings
Co., Ltd. 8,046,600 10,108,357
#Sinopower Semiconductor,
Inc. 21,000 147,498
Sinphar Pharmaceutical Co.,
Ltd. 201,582 197,721
Sinyi Realty, Inc. 287,000 181,601
#Sitronix Technology Corp. 193,000 1,591,463
#Siward Crystal Technology
Co., Ltd. 192,000 362,982
Sixxon Tech Co., Ltd. 15,000 72,867
#Solar Applied Materials
Technology Corp. 969,000 2,980,247
#Solteam, Inc. 90,000 133,668
#Song Shang Electronics Co.,
Ltd. 96,000 61,339
#Sonix Technology Co., Ltd. 169,000 268,777
Southeast Cement Co., Ltd. 194,000 96,943
#*Spectrum Electrics Corp. 81,600 57,061
#Speed Tech Corp. 292,834 249,623
Sporton International, Inc. 95,450 568,524
#Sports Gear Co., Ltd. 55,000 117,423
St. Shine Optical Co., Ltd. 48,000 136,638
Standard Chemical &
Pharmaceutical Co., Ltd. 145,200 254,737
Standard Foods Corp. 538,000 486,912
#Stark Technology, Inc. 121,000 621,492
#*Starlux Airlines Co., Ltd. 2,126,000 1,424,175
#S-Tech Corp. 156,547 83,314
#STL Technology Co., Ltd. 76,000 417,402
#Sun Max Tech, Ltd. 90,847 123,682
*Sun Yad Construction Co.,
Ltd. 126,435 38,925
Sunjuice Holdings Co., Ltd. 21,153 119,775
*Sunko INK Co., Ltd. 185,000 109,904
SunMax Biotechnology Co.,
Ltd. 26,000 308,116
Sunny Friend Environmental
Technology Co., Ltd. 142,617 337,137
#Sunonwealth Electric
Machine Industry Co., Ltd. 459,674 1,863,217
#Sunplus Innovation
Technology, Inc. 27,640 121,869
*Sunplus Technology Co., Ltd. 107,000 82,272
#Sunrex Technology Corp. 207,000 241,465
#Sunspring Metal Corp. 195,000 113,733

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Superalloy Industrial Co., Ltd. 264,000 $ 444,370
Supreme Electronics Co., Ltd. 1,532,291 3,807,140
#Swancor Holding Co., Ltd. 93,000 264,448
Sweeten Real Estate
Development Co., Ltd. 185,398 131,940
#Symtek Automation Asia Co.,
Ltd. 83,122 344,638
#Syncmold Enterprise Corp. 212,000 432,934
#Synmosa Biopharma Corp. 618,465 554,952
Synnex Technology
International Corp. 614,000 1,780,123
Syn-Tech Chem & Pharm Co.,
Ltd. 28,000 62,465
#Syscom Computer
Engineering Co. 94,000 154,733
#Sysgration 113,000 172,197
Systex Corp. 233,000 1,110,245
#TA Chen Stainless Pipe 2,664,308 3,561,314
#Ta Liang Technology Co.,
Ltd. 63,000 947,368
#Ta Ya Electric Wire & Cable 1,078,756 1,129,858
#TA-I Technology Co., Ltd. 273,000 916,504
#Tai Tung Communication
Co., Ltd. 223,610 113,815
#Taichung Commercial Bank
Co., Ltd. 4,658,595 2,954,955
#TaiDoc Technology Corp. 77,000 306,151
Taiflex Scientific Co., Ltd. 715,609 3,841,646
Tailyn Technologies, Inc. 12,000 10,229
#Taimide Tech, Inc. 238,000 486,766
Tainan Enterprises Co., Ltd. 99,000 60,958
Tainan Spinning Co., Ltd. 1,485,000 558,271
*Tainergy Tech Co., Ltd. 168,000 73,034
#Tai-Saw Technology Co., Ltd. 124,000 169,584
TaiSol Electronics Co., Ltd. 63,000 113,060
#Taisun Enterprise Co., Ltd. 305,000 150,523
#Taita Chemical Co., Ltd. 370,000 143,105
#TAI-TECH Advanced
Electronics Co., Ltd. 202,000 1,212,538
#Taiwan Business Bank 6,234,460 3,510,850
Taiwan Chelic Corp., Ltd. 17,000 21,277
Taiwan Chinsan Electronic
Industrial Co., Ltd. 115,000 351,202
Taiwan Cogeneration Corp. 710,714 1,297,445
Taiwan Cooperative Financial
Holding Co., Ltd. 6,096,327 5,206,183
Taiwan FamilyMart Co., Ltd. 71,000 416,303
#Taiwan Fertilizer Co., Ltd. 843,000 1,194,635
Taiwan Fire & Marine
Insurance Co., Ltd. 195,300 358,947
Taiwan Fructose Co., Ltd. 174,880 106,327
#Taiwan FU Hsing Industrial
Co., Ltd. 174,400 209,103
#*Taiwan Glass Industry Corp. 1,486,000 2,101,247
#Taiwan High Speed Rail
Corp. 1,477,000 1,190,503
#Taiwan Hon Chuan
Enterprise Co., Ltd. 494,204 1,957,304
Shares Value
TAIWAN — (Continued)
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 298,692 $ 396,944
*Taiwan IC Packaging Corp. 59,867 27,971
#*Taiwan Mask Corp. 361,625 410,645
Taiwan Mobile Co., Ltd. 1,843,000 6,415,344
Taiwan Navigation Co., Ltd. 337,000 296,657
Taiwan Optical Platform Co.,
Ltd. 10,200 25,091
#Taiwan Paiho, Ltd. 412,000 581,305
#Taiwan PCB Techvest Co.,
Ltd. 342,000 316,402
#Taiwan Sakura Corp. 187,000 473,879
Taiwan Sanyo Electric Co.,
Ltd. 101,000 97,972
Taiwan Secom Co., Ltd. 331,000 1,116,340
#Taiwan Semiconductor Co.,
Ltd. 561,000 1,268,885
Taiwan Semiconductor
Manufacturing Co., Ltd. 12,247,000 918,932,362
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 20,674 8,357,465
Taiwan Steel Union Co., Ltd. 24,000 80,943
#*Taiwan Styrene Monomer 516,000 117,030
#Taiwan Surface Mounting
Technology Corp. 430,000 1,862,681
*Taiwan Takisawa Technology
Co., Ltd. 12,000 13,497
#Taiwan Taxi Co., Ltd. 40,000 183,174
#*Taiwan TEA Corp. 132,000 44,723
Taiwan Union Technology
Corp. 605,000 20,778,799
#*Taiwan-Asia Semiconductor
Corp. 632,000 535,809
Taiyen Biotech Co., Ltd. 151,000 149,743
*Tanvex BioPharma, Inc. 82,000 94,638
#Tatung Co., Ltd. 2,268,000 1,705,263
Tatung System Technologies,
Inc. 33,000 57,588
#*TBI Motion Technology Co.,
Ltd. 156,000 218,899
#*TCC Group Holdings Co.,
Ltd. 4,142,499 3,114,661
#TCI Co., Ltd. 166,000 580,402
Te Chang Construction Co.,
Ltd. 93,506 202,237
Teco Electric and Machinery
Co., Ltd. 1,098,000 2,201,504
Tehmag Foods Corp. 20,000 158,111
#Test Research, Inc. 270,000 2,243,108
#Test Rite International Co.,
Ltd. 196,000 134,026
Thermaltake Technology Co.,
Ltd. 18,286 11,005
#Thinking Electronic Industrial
Co., Ltd. 125,000 845,091
Thye Ming Industrial Co., Ltd. 75,841 164,030
Tigerair Taiwan Co., Ltd. 211,000 374,746
Tofu Restaurant Co., Ltd. 10,000 53,838

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Ton Yi Industrial Corp. 1,296,000 $ 601,504
*Tong Hsing Electronic
Industries, Ltd. 276,960 1,371,132
#Tong Yang Industry Co., Ltd. 1,009,000 2,222,866
#Tong-Tai Machine & Tool
Co., Ltd. 590,000 491,073
Top Union Electronics Corp. 76,958 57,744
#Topco Scientific Co., Ltd. 234,358 3,625,700
Topco Technologies Corp. 60,000 133,296
#Topkey Corp. 104,000 532,566
Topoint Technology Co., Ltd. 192,486 1,923,728
Trade-Van Information
Services Co. 25,000 72,403
#Transcend Information, Inc. 279,000 2,529,379
Transcom, Inc. 68,760 237,221
TricornTech Taiwan Corp. 16,000 19,976
#*Trigold Holdings, Ltd. 61,456 135,580
Triocean Industrial Corp. Co.,
Ltd. 6,000 16,634
Tripod Technology Corp. 568,000 6,485,102
#Trusval Technology Co., Ltd. 31,849 222,713
TS Financial Holding Co., Ltd. 15,382,709 17,110,938
TSC Auto ID Technology Co.,
Ltd. 35,698 202,685
#TSRC Corp. 551,000 362,287
#TTET Union Corp. 65,000 310,730
*TTFB Co., Ltd. 31,187 155,361
TTY Biopharm Co., Ltd. 274,000 630,762
Tul Corp. 24,000 41,511
Tung Ho Steel Enterprise
Corp. 863,000 1,992,011
#Tung Thih Electronic Co., Ltd. 74,400 103,132
#TURVO International Co.,
Ltd. 83,000 489,232
*Twinhead International Corp. 29,600 64,386
#TXC Corp. 458,000 2,118,599
#TYC Brother Industrial Co.,
Ltd. 742,000 645,138
*Tycoons Group Enterprise 347,713 81,659
Tyntek Corp. 363,000 564,959
TZE Shin International Co.,
Ltd. 130,000 53,699
U-BEST Innovative
Technology Co., Ltd. 46,185 14,290
Ubright Optronics Corp. 40,000 67,081
#UDE Corp. 359,000 1,166,342
Ultra Chip, Inc. 91,000 185,272
U-Ming Marine Transport Corp. 1,160,000 2,246,852
#Unic Technology Corp. 115,000 88,067
Unimicron Technology Corp. 1,448,554 35,273,740
Union Bank Of Taiwan 1,366,466 877,322
Union Insurance Co., Ltd. 102,000 106,516
Uni-President Enterprises
Corp. 4,755,000 10,857,978
Unitech Computer Co., Ltd. 113,000 202,791
#Unitech Printed Circuit Board
Corp. 3,164,873 3,554,717
#United Alloy-Tech Co. 253,010 461,883
Shares Value
TAIWAN — (Continued)
United Integrated Services
Co., Ltd. 156,000 $ 5,309,570
United Microelectronics Corp. 4,672,000 17,491,630
#United Microelectronics
Corp., Sponsored ADR 844,666 16,073,994
United Orthopedic Corp. 122,000 315,202
United Radiant Technology 66,000 39,413
*United Recommend
International Co., Ltd. 24,211 39,928
*United Renewable Energy
Co., Ltd. 2,277,000 1,148,399
#Univacco Technology, Inc. 104,000 176,986
#Universal Cement Corp. 613,206 508,491
#Universal Microwave
Technology, Inc. 23,000 689,594
#Universal Vision
Biotechnology Co., Ltd. 71,239 292,062
*UPC Technology Corp. 1,046,000 334,976
UPI Semiconductor Corp. 88,000 541,848
#Userjoy Technology Co., Ltd. 74,531 170,882
#USI Corp. 1,063,000 370,022
#*Usun Technology Co., Ltd. 66,000 183,793
*Utechzone Co., Ltd. 49,000 246,372
UVAT Technology Co., Ltd. 31,000 68,102
*Vactronics Technologies, Inc. 37,000 49,457
Value Valves Co., Ltd. 46,000 115,573
Vanguard International
Semiconductor Corp. 1,231,640 5,773,491
#Ventec International Group
Co., Ltd. 145,000 888,332
VIA Labs, Inc. 22,000 62,966
Via Technologies, Inc. 259,000 564,977
#Viking Tech Corp. 92,000 177,914
Visco Vision, Inc. 66,000 376,775
#VisEra Technologies Co., Ltd. 147,000 1,926,251
Visual Photonics Epitaxy Co.,
Ltd. 189,000 1,707,602
Vizionfocus, Inc. 50,000 281,568
#Voltronic Power Technology
Corp. 109,000 3,227,606
*Wafer Works Corp. 1,015,367 2,796,116
#Waffer Technology Corp. 316,983 359,461
#Wah Hong Industrial Corp. 96,000 114,806
Wah Lee Industrial Corp. 222,000 772,765
#Walsin Lihwa Corp. 3,977,753 3,870,798
#Walton Advanced
Engineering, Inc. 481,000 552,155
Wan Hai Lines, Ltd. 803,000 2,104,462
Waste Recovery Technology,
Inc. 7,000 69,959
#*We & Win Development Co.,
Ltd. 206,000 70,751
We&Win Diversification Co.,
Ltd. 151,940 67,698
#WEI Chih Steel Industrial
Co., Ltd. 210,000 100,390
#Wei Chuan Foods Corp. 458,000 172,889
Weikeng Industrial Co., Ltd. 759,000 1,040,369

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Well Shin Technology Co.,
Ltd. 111,000 $ 137,209
Welldone Co. 90,000 129,212
WELLELL, Inc. 14,000 10,266
#*Weltrend Semiconductor 204,000 346,533
#Wendell Industrial Co., Ltd. 38,000 162,258
*Wha Yu Industrial Co., Ltd. 106,000 39,030
#Wholetech System Hitech,
Ltd. 68,000 256,691
Win Semiconductors Corp. 575,000 5,239,565
#Winbond Electronics Corp. 2,440,000 9,814,660
#Winmate, Inc. 57,000 291,887
#Winstek Semiconductor Co.,
Ltd. 227,000 1,011,417
WinWay Technology Co., Ltd. 10,000 1,799,251
Wisdom Marine Lines Co., Ltd. 950,000 2,301,587
#Wiselink Co., Ltd. 113,526 311,574
#Wistron Corp. 2,187,000 11,909,774
WITS Corp. 57,176 213,178
Wiwynn Corp. 51,000 8,505,523
WNC Corp. 587,890 4,038,231
#Wonderful Hi-Tech Co., Ltd. 581,000 1,110,981
Wowprime Corp. 166,686 1,209,439
*WPG Holdings, Ltd. 1,061,000 3,693,261
WT Microelectronics Co., Ltd. 622,027 3,781,933
XAC Automation Corp. 76,000 77,719
XinTec, Inc. 241,000 2,065,565
#X-Legend Entertainment Co.,
Ltd. 19,000 54,556
Xxentria Technology Materials
Corp. 142,420 161,285
Ya Horng Electronic Co., Ltd. 62,000 93,905
#Yageo Corp. 1,059,384 16,455,050
Yankey Engineering Co., Ltd. 70,532 1,418,540
#YC INOX Co., Ltd. 462,729 263,443
YCC Parts Manufacturing Co.,
Ltd. 17,000 23,223
Yea Shin International
Development Co., Ltd. 374,420 250,818
*Yeh-Chiang Technology Corp. 14,000 10,851
#Yem Chio Co., Ltd. 685,520 304,379
#Yen Sun Technology Corp. 67,000 86,137
*<Yeong Guan Energy
Technology Group Co., Ltd. 94,818 12,205
#YFC-Boneagle Electric Co.,
Ltd. 134,000 101,166
*Yieh Hsing Enterprise Co.,
Ltd. 44,000 9,653
#*Yieh Phui Enterprise Co.,
Ltd. 1,069,735 451,805
#*Young Optics, Inc. 57,000 120,811
#Youngtek Electronics Corp. 175,000 397,444
Yuan High-Tech Development
Co., Ltd. 4,000 17,451
Yuanta Financial Holding Co.,
Ltd. 6,279,179 13,230,982
Yuanta Futures Co., Ltd. 190,062 515,158
Yuen Foong Yu Consumer
Products Co., Ltd. 130,000 155,667
Shares Value
TAIWAN — (Continued)
#Yulon Motor Co., Ltd. 639,536 $ 554,071
#Yungshin Construction &
Development Co., Ltd. 77,000 119,601
#YungShin Global Holding
Corp. 257,000 426,226
Yusin Holding Corp. 7,000 10,938
#Zeng Hsing Industrial Co.,
Ltd. 74,297 211,036
#Zenitron Corp. 340,000 646,988
#Zero One Technology Co.,
Ltd. 254,000 860,577
Zhen Ding Technology
Holding, Ltd. 845,000 10,811,210
#*Zhong Yang Technology
Co., Ltd. 92,000 101,197
*Zig Sheng Industrial Co., Ltd. 416,000 110,053
ZillTek Technology Corp. 35,000 222,006
#*Zinwell Corp. 153,000 169,243
#Zippy Technology Corp. 148,000 246,369
Zyxel Group Corp. 575,365 737,031
TOTAL TAIWAN 2,396,954,715
THAILAND — (1.2%)
AAPICO Hitech PCL, Class F 211,300 100,612
Absolute Clean Energy PCL,
Class F 2,992,000 119,169
Advanced Info Service PCL
- NVDR 336,600 3,830,441
Advanced Info Service PCL,
Class F 83,200 946,799
Advanced Information
Technology PCL - NVDR 23,700 3,492
Advanced Information
Technology PCL, Class F 912,700 134,476
After You PCL 179,700 24,970
#Airports of Thailand PCL
- NVDR 206,900 394,995
Airports of Thailand PCL,
Class F 856,400 1,634,963
#Amata Corp. PCL - NVDR 1,145,500 994,819
Amata Corp. PCL, Class F 731,600 635,364
AP Thailand PCL 1,417,800 352,407
AP Thailand PCL - NVDR 2,174,800 540,566
*Asia Aviation PCL - NVDR 1,875,300 59,529
Asia Plus Group Holdings
PCL, Class F 2,843,000 206,036
Asian Alliance International
PCL, Class F 511,400 62,178
Asian Sea Corp. PCL - NVDR 8,500 1,909
Asian Sea Corp. PCL, Class F 499,300 112,144
Asset World Corp. PCL, Class
F 4,842,300 429,234
Assetwise PCL, Class F 320,200 71,438
Aurora Design PCL, Class F 573,800 247,442
B Grimm Power PCL - NVDR,
Class R 835,500 470,387
B Grimm Power PCL, Class F 207,101 116,598
Bangchak Corp. PCL - NVDR 939,200 1,258,642
Bangchak Corp. PCL, Class F 49,823 66,769
Bangkok Airways PCL 499,600 290,252

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Bangkok Airways PCL - NVDR 401,000 $ 232,968
Bangkok Aviation Fuel
Services PCL 76,100 24,385
Bangkok Bank PCL - NVDR 559,800 3,210,353
Bangkok Bank PCL, Class F 48,400 277,565
#Bangkok Chain Hospital PCL
- NVDR 436,100 134,516
#Bangkok Chain Hospital PCL,
Class F 906,400 279,581
Bangkok Dusit Medical
Services PCL - NVDR 4,003,600 2,301,988
Bangkok Dusit Medical
Services PCL, Class F 843,300 484,880
Bangkok Expressway & Metro
PCL - NVDR, Class R 664,900 134,404
#Bangkok Expressway &
Metro PCL, Class F 2,696,900 545,155
Bangkok Land PCL - NVDR 35,700 674
Bangkok Land PCL, Class F 16,299,159 307,508
Bangkok Life Assurance PCL
- NVDR 22,000 17,130
Banpu PCL 6,297,600 1,093,841
Banpu PCL - NVDR 2,300,300 399,543
#BCPG PCL 899,700 191,296
#BCPG PCL - NVDR 74,300 15,798
Berli Jucker PCL, Class F 664,200 322,229
Betagro PCL 1,154,700 740,004
#Betagro PCL - NVDR, Class
R 95,200 61,010
*Beyond Securities PCL, Class
F 1,828,700 25,191
BKI Holdings PCL 48,020 534,954
Bluebik Group PCL, Class F 105,800 74,140
*BTS Group Holdings PCL 17,451,901 1,118,427
#*BTS Group Holdings PCL
- NVDR 2,471,200 158,370
#Bumrungrad Hospital PCL
- NVDR 173,700 975,331
Bumrungrad Hospital PCL,
Class F 199,800 1,121,884
#Cal-Comp Electronics
Thailand PCL 4,542,241 1,129,014
#Cal-Comp Electronics
Thailand PCL - NVDR 10,616 2,639
Carabao Group PCL - NVDR 71,600 109,890
#Carabao Group PCL, Class F 258,200 396,279
Central Pattana PCL - NVDR 49,600 102,490
Central Pattana PCL, Class F 619,000 1,279,060
#Central Plaza Hotel PCL
- NVDR 18,000 20,753
Central Plaza Hotel PCL,
Class F 552,300 636,776
#Central Retail Corp. PCL,
Class F 1,125,600 901,694
CH Karnchang PCL - NVDR 151,000 82,752
CH Karnchang PCL, Class F 1,292,000 708,051
Charoen Pokphand Foods
PCL - NVDR 1,556,900 1,049,046
Shares Value
THAILAND — (Continued)
Charoen Pokphand Foods
PCL, Class F 809,200 $ 545,242
Chularat Hospital PCL 3,878,200 184,662
CK Power PCL - NVDR 4,100 317
CK Power PCL, Class F 1,614,700 124,756
Com7 PCL - NVDR 91,600 83,666
Com7 PCL, Class F 851,400 777,651
CP ALL PCL - NVDR 662,700 952,597
CP ALL PCL, Class F 777,200 1,117,185
CP AXTRA PCL, Class F 631,901 281,959
Delta Electronics Thailand PCL 789,900 6,576,093
#Delta Electronics Thailand
PCL - NVDR 102,500 853,335
Dhipaya Group Holdings PCL,
Class F 457,000 324,351
Diamond Building Products
PCL 319,400 50,695
Ditto Thailand PCL 238,100 113,373
Dohome PCL - NVDR 615,127 72,948
#Dohome PCL, Class F 1,144,104 135,679
Don Muang Tollway PCL,
Class F 634,800 237,628
Dynasty Ceramic PCL - NVDR 11,200 490
Dynasty Ceramic PCL, Class F 2,874,389 125,675
Eastern Polymer Group PCL 508,055 97,374
Eastern Polymer Group PCL
- NVDR 205,400 39,367
Eastern Water Resources
Development and
Management PCL, Class F 307,700 47,916
Electricity Generating PCL 85,300 343,576
Electricity Generating PCL
- NVDR 28,200 113,585
*Energy Absolute PCL 3,782,700 330,777
*Energy Absolute PCL - NVDR 5,813,700 508,378
#Erawan Group PCL (The) 3,152,400 328,527
Erawan Group PCL (The)
- NVDR 138,800 14,465
Exotic Food PCL - NVDR 400 238
Exotic Food PCL, Class F 214,500 127,830
#Forth Corp. PCL 183,600 98,968
Forth Corp. PCL - NVDR 2,900 1,563
Forth Smart Service PCL
- NVDR 7,000 1,666
Forth Smart Service PCL,
Class F 704,200 167,654
Frasers Property Thailand PCL
- NVDR, Class R 1,000 211
GFPT PCL 1,008,700 296,032
#GFPT PCL - NVDR 465,100 136,497
Global Power Synergy PCL
- NVDR 4,000 6,199
Global Power Synergy PCL,
Class F 219,400 340,015
Gulf Development PCL -
NVDR, Class R 421,073 841,705
Gulf Development PCL, Class
F 293,285 586,263
Gunkul Engineering PCL 3,920,501 592,903

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Gunkul Engineering PCL
- NVDR 647,800 $ 97,968
Haad Thip PCL - NVDR 400 192
Haad Thip PCL, Class F 359,300 172,158
#Home Product Center PCL 3,646,800 709,866
Humanica PCL, Class F 181,300 25,844
Ichitan Group PCL - NVDR 422,700 187,346
Ichitan Group PCL, Class F 229,300 101,629
Index Livingmall PCL, Class F 243,300 95,447
Indorama Ventures PCL
- NVDR 102,700 67,969
Indorama Ventures PCL,
Class F 914,100 604,974
IRPC PCL 15,252,601 1,004,888
IRPC PCL - NVDR 1,695,200 111,685
#I-TAIL Corp. PCL, Class F 751,600 393,891
*Italian-Thai Development
PCL, Class F 5,747,976 68,854
#*Jasmine Technology
Solution PCL 66,200 59,474
Karmarts PCL - NVDR 171,015 37,642
Karmarts PCL, Class F 266,700 58,703
Kasikornbank PCL 92,500 675,900
Kasikornbank PCL - NVDR 35,600 260,130
KCE Electronics PCL - NVDR 1,217,300 1,531,080
KCE Electronics PCL, Class F 11,700 14,716
KGI Securities Thailand PCL
- NVDR 16,300 2,514
KGI Securities Thailand PCL,
Class F 2,273,100 350,572
Khon Kaen Sugar Industry
PCL - NVDR 5,200 251
Khon Kaen Sugar Industry
PCL, Class F 2,144,236 103,383
Khonburi Sugar PCL, Class F 60,100 10,889
#Kiatnakin Phatra Bank PCL
- NVDR 68,700 228,366
Kiatnakin Phatra Bank PCL,
Class F 207,900 691,080
Klinique Medical Clinic PCL
(The), Class F 98,800 81,366
Krung Thai Bank PCL - NVDR 258,500 342,551
Krung Thai Bank PCL, Class F 1,151,443 1,525,832
Land & Houses PCL - NVDR 2,055,100 235,097
#Land & Houses PCL, Class F 3,353,500 383,630
Lanna Resources PCL 271,900 119,695
LH Financial Group PCL -
NVDR, Class R 4,900 185
LH Financial Group PCL,
Class F 5,448,800 205,600
LPN Development PCL 1,452,100 70,012
Major Cineplex Group PCL 416,100 89,095
MBK PCL 550,600 372,645
MC Group PCL - NVDR 227,900 80,534
MC Group PCL, Class F 209,000 73,855
MCS Steel PCL 675,200 160,750
MCS Steel PCL - NVDR 5,400 1,286
Mega Lifesciences PCL 250,400 284,950
Shares Value
THAILAND — (Continued)
Mega Lifesciences PCL
- NVDR 182,700 $ 207,909
Minor International PCL
- NVDR 1,977,200 1,397,377
Minor International PCL, Class
F 1,140,800 806,255
#MK Restaurants Group PCL
- NVDR 125,100 80,172
#MK Restaurants Group PCL,
Class F 300,300 192,451
*Mono Next PCL, Class F 956,600 20,340
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 29,800 37,481
#Moshi Moshi Retail Corp.
PLC, Class F 13,700 17,231
Namyong Terminal PCL 865,900 105,798
Neo Corporate PCL 22,200 15,690
Northeast Rubber PCL -
NVDR, Class R 329,100 44,350
#Northeast Rubber PCL, Class
F 1,859,700 250,615
NSL Foods PCL - NVDR,
Class R 52,900 36,436
NSL Foods PCL, Class F 83,500 57,513
Origin Property PCL, Class F 960,500 59,254
Osotspa PCL - NVDR 75,500 39,793
Osotspa PCL, Class F 1,125,400 593,158
Plan B Media PCL, Class F 2,216,200 404,846
Platinum Group PCL (The),
Class F 556,100 23,315
Polyplex Thailand PCL 515,600 217,712
#Praram 9 Hospital PCL -
NVDR, Class R 249,900 133,959
Praram 9 Hospital PCL, Class
F 279,850 150,013
Precious Shipping PCL
- NVDR 875,800 211,131
Precious Shipping PCL, Class
F 236,600 57,038
Premier Marketing PCL 301,400 100,188
Premier Marketing PCL
- NVDR 4,100 1,363
Prima Marine PCL 552,600 167,141
#Prima Marine PCL - NVDR,
Class R 538,200 162,786
*Property Perfect PCL 4,088,700 6,122
Pruksa Holding PCL 731,600 85,884
Pruksa Holding PCL - NVDR 2,400 282
#PTG Energy PCL - NVDR 773,300 174,842
PTG Energy PCL, Class F 1,294,200 292,617
PTT Exploration & Production
PCL - NVDR 617,000 2,753,103
PTT Exploration & Production
PCL, Class F 60,800 271,295
PTT Global Chemical PCL
- NVDR 488,500 537,617
PTT Global Chemical PCL,
Class F 410,600 451,884

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
PTT Oil & Retail Business
PCL, Class F 1,441,000 $ 552,364
PTT PCL - NVDR 7,473,200 8,616,252
#Quality Houses PCL - NVDR 497,200 21,590
Quality Houses PCL, Class F 9,687,851 420,675
R&B Food Supply PCL, Class
F 226,900 33,839
Rajthanee Hospital PCL 278,400 127,559
Rajthanee Hospital PCL
- NVDR 11,900 5,452
Ratch Group PCL - NVDR 309,750 357,127
Ratch Group PCL, Class F 225,700 260,222
Ratchaphruek Hospital PCL 408,700 60,952
#Regional Container Lines
PCL - NVDR 20,200 21,172
#Regional Container Lines
PCL, Class F 574,500 602,156
Rojana Industrial Park PCL
- NVDR 332,400 60,721
Rojana Industrial Park PCL,
Class F 1,016,500 185,690
S Hotels & Resorts PCL, Class
F 1,657,753 83,403
Sabina PCL 212,800 100,688
Sahamitr Pressure Container
PCL, Class F 37,900 10,896
Samart Corp. PCL 570,600 100,817
Samart Corp. PCL - NVDR 121,900 21,538
#Sansiri PCL 3,100,300 140,195
#Sansiri PCL - NVDR 17,394,600 786,579
#Sappe PCL - NVDR 41,900 43,603
#Sappe PCL, Class F 84,900 88,352
SC Asset Corp. PCL 2,469,823 149,406
SC Asset Corp. PCL - NVDR 114,300 6,914
SCB X PCL 266,500 1,221,068
SCB X PCL - NVDR 36,700 168,154
*<SCG Ceramics PCL 342,500 1,949
SCG Packaging PCL, Class F 846,900 773,540
SCGJWD Logistics PCL 293,000 85,989
SEAFCO PCL, Class F 118,900 9,970
Sermsang Power Corp. Co.,
Ltd. 311,670 43,868
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 1,331 187
Siam Cement PCL (The) 223,500 1,700,052
Siam Cement PCL (The)
- NVDR 90,300 686,867
Siam Wellness Group PCL
- NVDR 51,600 5,099
Siam Wellness Group PCL,
Class F 723,450 71,495
Siamgas & Petrochemicals
PCL 190,300 45,876
Siamgas & Petrochemicals
PCL - NVDR 2,400 579
Sikarin PCL, Class F 220,400 53,132
Singha Estate PCL 2,888,400 47,574
SiS Distribution Thailand PCL,
Class F 64,100 52,309
Shares Value
THAILAND — (Continued)
#SISB PCL, Class F 485,000 $ 141,611
SKY ICT PCL, Class F 261,245 147,864
SPCG PCL 593,675 163,564
SPCG PCL - NVDR 1,800 496
Sri Trang Agro-Industry PCL
- NVDR 1,295,400 721,552
Sri Trang Gloves Thailand
PCL, Class F 1,568,177 483,708
Sriracha Construction PCL,
Class F 43,400 23,135
Srithai Superware PCL, Class
F 349,600 11,621
Srivichai Vejvivat PCL 150,100 38,433
Star Petroleum Refining PCL 2,935,300 975,723
*STP & I PCL 1,350,800 254,849
Supalai PCL 965,400 459,680
#Supalai PCL - NVDR 589,100 280,503
*Super Energy Corp. PCL -
NVDR, Class R 32,600 127
*Super Energy Corp. PCL,
Class F 33,583,391 130,743
Susco PCL - NVDR 258,700 17,199
Susco PCL, Class F 527,500 35,069
TAC Consumer PCL 753,300 145,505
Taokaenoi Food & Marketing
PCL, Class F 857,300 105,775
Tata Steel Thailand PCL,
Class F 2,621,200 78,497
TEAM Consulting Engineering
and Management PCL 671,600 65,164
#Thai Airways International
PCL, Class F 8,055,100 1,350,859
Thai Coconut PCL - NVDR,
Class R 16,000 2,779
Thai Coconut PCL, Class F 489,300 84,987
Thai Life Insurance PCL 743,700 260,576
Thai Oil PCL 859,400 1,685,729
Thai Oil PCL - NVDR 41,600 81,599
Thai Union Feedmill PCL 197,500 38,740
Thai Union Group PCL - NVDR 350,100 127,910
Thai Union Group PCL, Class
F 2,361,200 862,668
Thai Vegetable Oil PCL, Class
F 481,320 392,782
*Thaicom PCL 31,900 10,413
*Thaicom PCL - NVDR 9,900 3,232
#Thaifoods Group PCL
- NVDR 5,100 1,504
#Thaifoods Group PCL, Class
F 3,138,400 925,754
Thaitheparos PCL - NVDR 300 373
#Thoresen Thai Agencies PCL
- NVDR 408,600 61,793
Thoresen Thai Agencies PCL,
Class F 1,893,500 286,357
Tipco Asphalt PCL - NVDR 223,600 93,746
Tipco Asphalt PCL, Class F 544,700 228,369
#Tisco Financial Group PCL
- NVDR 121,800 468,707

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Tisco Financial Group PCL,
Class F 72,200 $ 277,838
TKS Technologies PCL 134,400 29,381
TKS Technologies PCL
- NVDR 7,440 1,626
TMBThanachart Bank PCL 2,954,900 270,779
TMBThanachart Bank PCL
- NVDR 4,012,400 367,686
TOA Paint Thailand PCL 642,601 304,053
TOA Paint Thailand PCL
- NVDR 1,000 473
TPI Polene PCL - NVDR 19,900 536
TPI Polene PCL, Class F 7,504,093 202,252
TPI Polene Power PCL 3,114,400 167,880
Triple i Logistics PCL 504,500 69,196
True Corp. PCL - NVDR, Class
R 5,156,191 2,223,528
True Corp. PCL, Class F 1,407,200 606,833
TTW PCL 833,932 259,726
Union Auction PCL, Class F 266,500 34,956
United Paper PCL 315,000 77,824
United Paper PCL - NVDR,
Class R 1,100 272
Univanich Palm Oil PCL
- NVDR 2,100 1,006
Univanich Palm Oil PCL, Class
F 744,900 356,919
WHA Corp. PCL - NVDR 2,134,800 310,702
WHA Corp. PCL, Class F 2,872,100 418,010
TOTAL THAILAND 108,803,707
TURKEY — (0.7%)
Afyon Cimento Sanayi TAS 287,039 77,551
Agesa Hayat ve Emeklilik A/S 30,050 153,586
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 308,041 216,878
Akbank TAS 2,921,329 3,897,175
Akcansa Cimento A/S 63,858 318,452
*Akfen Yenilenebilir Enerji A/S 547,560 275,135
Aksa Akrilik Kimya Sanayii A/S 1,413,294 386,595
#*Aksa Enerji Uretim A/S,
Class B 268,498 531,914
*Aksigorta A/S 439,354 61,847
Alarko Holding A/S 486,605 1,034,137
Albaraka Turk Katilim Bankasi
A/S 3,337,979 556,977
Alfa Solar Enerji Sanayi VE
Ticaret AS 70,926 61,248
*Alkim Alkali Kimya A/S 146,434 47,913
*Alves Kablo Sanayi Ve
Ticaret AS 2,037,210 93,449
Anadolu Anonim Turk Sigorta
Sirketi 619,457 354,536
#Anadolu Efes Biracilik Ve
Malt Sanayii A/S 1,014,596 467,112
Anadolu Hayat Emeklilik A/S 47,628 115,250
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 51,932 55,620
#*Arcelik A/S 39,247 80,311
Shares Value
TURKEY — (Continued)
ARD Grup Bilisim Teknolojileri
A/S 298,229 $ 453,700
Aselsan Elektronik Sanayi Ve
Ticaret A/S 198,962 1,432,827
#Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 197,322 1,226,911
*Aydem Yenilenebilir Enerji
A/S 73,175 35,013
Aygaz A/S 1 5
*Bagfas Bandirma Gubre
Fabrikalari A/S 76,289 37,466
Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
A/S 38,592 36,055
*Baticim Bati Anadolu Sanayi
ve Ticaret Anonim Sirketi 1,708,011 176,103
*Baticim Cimento Sanayi
Anonim Sirketi 51,404 38,463
*Besler Gida Ve Kimya Sanayi
Ve Ticaret A/S 322,835 83,486
BIM Birlesik Magazalar A/S 348,076 2,858,230
#*Biotrend Cevre VE Enerji
Yatirimlari A/S 229,974 83,280
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 5,078 55,722
Borusan Yatirim ve Pazarlama
A/S 641 23,050
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 15,331 40,196
*Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 51,764 87,299
*Bursa Cimento Fabrikasi A/S 625,546 66,339
*Can2 Termik A/S 21,401,333 540,384
Celebi Hava Servisi A/S 2,387 72,477
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 233,457 43,523
#Cimsa Cimento Sanayi VE
Ticaret A/S 346,187 326,630
Coca-Cola Icecek A/S 423,667 811,680
*CW Enerji Muhendislik Ticaret
VE Sanayi A/S 500,123 357,797
*DAP Gayrimenkul Gelistirme
A/S, Class C 2,213,591 404,760
*Dardanel Onentas Gida
Sanayi A/S 3,211,976 113,543
*Deva Holding A/S 48,133 70,997
Dogan Sirketler Grubu Holding
A/S 1,433,770 631,134
Dogu Aras Enerji Yatirimlari
A/S 84,687 202,074
Dogus Otomotiv Servis ve
Ticaret A/S 164,351 658,445
Ebebek Magazacilik A/S,
Class B 51,940 96,176
#Efor Yatirim Sanayi Ticaret
A/S 165,556 72,249
*EGE Endustri VE Ticaret A/S 554 61,433
EGE Gubre Sanayii A/S 73,117 144,696

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TURKEY — (Continued)
ΩEnerjisa Enerji A/S 83,175 $ 190,590
Enerya Enerji A/S 1,120,468 217,140
Enka Insaat ve Sanayi A/S 256,774 473,299
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 19,804 64,048
Eregli Demir ve Celik
Fabrikalari TAS 1,597,706 1,430,127
Escar Turizm Tasimacilik
Ticaret A/S – 1
*Esenboga Elektrik Uretim A/S 1,676,788 118,549
Europap Tezol Kagit Sanayi
VE Ticaret A/S 69,677 15,116
*Europen Endustri Insaat
Sanayi VE Ticaret A/S 1,294,360 107,036
*Europower Enerji VE
Otomasyon Teknolojileri
Sanayi Ticaret A/S 69,553 124,545
*Fonet Bilgi Teknolojileri A/S 702,831 77,789
#Ford Otomotiv Sanayi A/S 253,891 427,917
Galata Wind Enerji A/S 218,055 111,311
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 232,680 45,630
Gentas Genel Metal Sanayi ve
Ticaret A/S 47,945 5,559
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S, Class B 215,068 338,273
Global Yatirim Holding A/S 2,465,904 844,716
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 369,601 180,427
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 11,667 70,518
*Gubre Fabrikalari TAS 20,616 172,867
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 33,693 252,389
*HAT-San Gemi Insaa Bakim
Onarim Deniz Nakliyat Sanayi
VE Ticaret AS 23,848 28,151
#*Hektas Ticaret TAS 3,967,300 242,923
*Hitit Bilgisayar Hizmetleri A/S 78,046 59,842
*HUN Yenilenebilir Enerji
Uretim A/S 914,223 65,405
*Ihlas Holding A/S 5,332,800 116,699
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 672,435 142,907
Is Yatirim Menkul Degerler A/S 410,478 298,327
Isik Plastik Sanayi VE DIS
Ticaret Pazarlama A/S 1,365,951 228,785
*Izdemir Enerji Elektrik Uretim
A/S 1,358,895 245,903
*Izmir Demir Celik Sanayi A/S 961,392 229,400
*Jantsa Jant Sanayi Ve Ticaret
A/S 57,610 18,110
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 147,318 77,991
#*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 2,995,497 2,596,846
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 177,291 158,472
Shares Value
TURKEY — (Continued)
*Karel Elektronik Sanayi ve
Ticaret A/S 1 $ –
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 724,961 153,307
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 5,859,490 272,479
*Kayseri Seker Fabrikasi A/S 1,209,745 99,275
Kervan Gida Sanayi Ve Ticaret
A/S, Class B 385,879 19,243
*Kiler Holding A/S 42,278 65,208
*Kimteks Poliuretan Sanayi VE
Ticaret A/S 91,707 38,864
#KOC Holding A/S 408,751 1,693,498
Kocaer Celik Sanayi Ve
Ticaret A/S 571,267 179,585
*Koza Polyester Sanayi VE
Ticaret A/S 358,932 40,406
*LDR Turizm A/S 71,640 146,748
Lila Kagit Sanayi ve Ticaret
A/S 185,823 111,592
Limak Dogu Anadolu Cimento
Sanayi VE Ticaret A/S 251,078 119,504
Logo Yazilim Sanayi Ve
Ticaret A/S 71,408 204,346
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 186,028 56,288
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 424,433 329,546
*Marmara Holding A/S – –
Matriks Finansal Teknolojiler
A/S 1 –
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 710,154 584,563
*Mega Metal Sanayi VE
Ticaret A/S 145,794 209,067
#*MIA Teknoloji A/S 141,418 91,710
Migros Ticaret A/S 54,918 722,807
Ω*MLP Saglik Hizmetleri A/S,
Class B 75,704 645,140
*Mogan Enerji Yatirim Holding
A/S 143,830 51,389
Naturelgaz Sanayi ve Ticaret
A/S 320,480 75,594
*NET Holding A/S 240,235 230,303
Nuh Cimento Sanayi A/S 39,729 181,154
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 3,192,216 526,609
*Orge Enerji Elektrik Taahhut
A/S 73,715 157,280
Osmanli Yatirim Menkul
Degerler A/S 1 –
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 2,802 17,982
#Oyak Cimento Fabrikalari A/S 824,569 352,211
*Parsan Makina Parcalari
Sanayii A/S 39,614 62,641
*Pasifik Eurasia Lojistik Dis
Ticaret A/S 14,405 46,981

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TURKEY — (Continued)
#*Pegasus Hava Tasimaciligi
A/S 335,268 $ 1,079,354
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 245,000 66,090
#*Petkim Petrokimya Holding
A/S 2,472,990 994,925
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S 85,823 37,309
*Polisan Holding A/S 362,808 161,079
*Qua Granite Hayal 2,838,269 203,652
*Ral Yatirim Holding A/S 70,326 357,368
*Reeder Teknoloji Sanayi VE
Ticaret AS 57,500 7,937
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 36,851 17,214
*Safkar Ege Sogutmacilik
Klima Soguk Hava Tesisleri
Ihracat Ithalat Sanayi Ve Tic 31,979 13,128
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 426,177 213,067
#*Sasa Polyester Sanayi A/S 2,751,250 142,991
SDT Uzay VE Savunma
Teknolojileri A/S 11,122 52,843
Sekerbank Turk A/S 4,477,374 656,654
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 51,061 228,849
*Sok Marketler Ticaret A/S 336,662 361,280
SUN Tekstil Sanayi Ve Ticaret
A/S 78,038 80,789
Suwen Tekstil Sanayi
Pazarlama A/S 156,238 20,120
TAB Gida Sanayi Ve Ticaret
A/S 34,596 176,966
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 76,942 45,850
*Tatlipinar Enerji Uretim A/S 350,113 84,204
#TAV Havalimanlari Holding
A/S 212,143 1,213,049
#Tekfen Holding A/S 240,445 781,672
*Tera Yatirim Menkul Degerler
A/S 50,647 191,825
#Tofas Turk Otomobil
Fabrikasi A/S 62,349 357,500
*Trabzonspor Sportif Yatirim
ve Futbol Isletmeciligi TAS 549,136 10,746
*Tukas Gida Sanayi ve Ticaret
A/S 7,760,494 324,954
*Tumosan Motor ve Traktor
Sanayi A/S 65,115 111,802
Turcas Holding A/S 81,628 72,998
#*Turk Altin Isletmeleri A/S 83,910 77,969
Turk Hava Yollari AO 453,562 2,996,722
#*Turk Telekomunikasyon A/S 638,852 685,568
*Turk Traktor ve Ziraat
Makineleri A/S 5,358 46,474
#Turkcell Iletisim Hizmetleri
A/S 1,344,672 2,827,999
Shares Value
TURKEY — (Continued)
#Turkcell Iletisim Hizmetleri
A/S, Sponsored ADR 40,975 $ 220,446
#Turkiye Garanti Bankasi A/S 429,240 1,114,540
#Turkiye Is Bankasi A/S 6,495,516 1,704,356
#Turkiye Petrol Rafinerileri A/S 1,001,021 6,218,896
Turkiye Sigorta A/S 2,126,036 281,385
#Turkiye Sise ve Cam
Fabrikalari A/S 657,190 577,196
#*Turkiye Vakiflar Bankasi
TAO 1,735,875 1,067,281
#Ulker Biskuvi Sanayi A/S 603,300 1,095,530
Usak Seramik Sanayii AS 2,519,742 69,456
#*Yapi ve Kredi Bankasi A/S 2,801,892 1,931,414
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 184,664 127,216
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 619,766 127,279
*Yigit Aku Malzemeleri Nakliyat
Turizm Ins San Ve Tic AS 50,883 22,077
#*Zorlu Enerji Elektrik Uretim
A/S, Class H 633,742 31,070
TOTAL TURKEY 66,679,846
UNITED ARAB EMIRATES — (1.3%)
Abu Dhabi Aviation Co. 38,046 53,245
Abu Dhabi Commercial Bank
PJSC 1,771,458 7,234,772
Abu Dhabi Islamic Bank PJSC 1,225,529 7,080,627
Abu Dhabi National Hotels 4,675,989 506,710
Abu Dhabi National Insurance
Co. PSC 7,110 13,725
Abu Dhabi National Oil Co. for
Distribution PJSC 2,044,867 2,227,039
*Abu Dhabi Ports Co. PJSC 1,171,930 1,563,509
Abu Dhabi Ship Building Co.
PJSC 56,725 125,101
ADNH Catering PLC 178,981 29,239
ADNOC Drilling Co. PJSC 1,701,119 2,695,631
ADNOC Logistics & Services 1,134,967 1,915,921
Agthia Group PJSC 483,874 421,585
Air Arabia PJSC 2,722,767 3,632,531
Ajman Bank PJSC 1,590,806 589,059
Aldar Properties PJSC 1,894,248 3,832,025
Alef Education Holding PLC 418,189 112,267
Alpha Dhabi Holding PJSC 1,081,135 2,154,734
Amanat Holdings PJSC 1,739,254 658,234
Americana Restaurants
International PLC - Foreign Co. 2,819,840 1,666,046
*Apex Investment Co. PSC 441,802 387,334
Bank of Sharjah 1,241,977 419,313
Burjeel Holdings PLC 755,007 254,903
Dana Gas PJSC 8,339,380 1,939,074
Deyaar Development PJSC 1,814,455 358,168
Dubai Electricity & Water
Authority PJSC 1,333,815 995,059
Dubai Financial Market PJSC 3,018,562 1,158,836
Dubai Investments PJSC 3,284,153 3,219,057
Dubai Islamic Bank PJSC 2,724,418 5,392,757
Dubai Taxi Co PJSC 413,283 239,679
Emaar Development PJSC 1,150,905 4,061,133

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
UNITED ARAB EMIRATES — (Continued)
Emaar Properties PJSC 5,545,063 $ 16,607,409
Emirates Central Cooling
Systems Corp. 1,981,130 852,261
Emirates Integrated
Telecommunications Co. PJSC 862,371 2,855,160
Emirates Mobility Co. 282,852 274,935
Emirates NBD Bank PJSC 1,505,691 12,380,709
*Emirates Reem Investments
PJSC 54,194 27,003
Emirates Telecommunications
Group Co. PJSC 1,278,255 7,085,948
*EMSTEEL Building Materials
PJSC 1,279,169 386,593
*Etihad Energy Holding PJSC 439,374 355,299
Fertiglobe PLC 1,291,860 935,621
First Abu Dhabi Bank PJSC 1,474,492 7,788,375
*Ghitha Holding PJSC 54,535 167,786
*Gulf Pharmaceutical
Industries PSC 719,529 203,744
Lulu Retail Holdings PLC 1,075,318 281,068
*Manazel PJSC 1,825,144 152,062
*Modon Holding PSC 1,388,117 1,077,144
National Bank of Ras Al-
Khaimah PSC (The) 58,829 146,720
National Central Cooling Co.
PJSC 529,917 359,261
National Corp. for Tourism &
Hotels 231,311 93,210
NMDC Group PJSC 161,664 1,006,218
Palms Sports PrJSC 159,354 329,312
Parkin Co. PJSC 852,913 1,286,522
*Phoenix Group PLC 860,426 111,278
*Presight AI Holding PLC 514,207 476,014
Pure Health Holding PJSC 587,254 361,358
*RAK Properties PJSC 2,300,829 670,303
Ras Al Khaimah Ceramics
PJSC 690,585 456,905
Salik Co. PJSC 1,255,655 1,818,799
Sharjah Islamic Bank 3,744,151 2,956,338
*SHUAA CAPITAL PSC, Class
A 1,843,095 96,350
*Space42 PLC 1,073,249 473,389
Spinneys 1961 Holding PLC 397,285 137,375
Taaleem Holdings PJSC 132,249 115,224
TECOM Group PJSC 494,197 454,799
Union Properties PJSC 3,540,037 586,022
TOTAL UNITED ARAB
EMIRATES 118,303,827
TOTAL COMMON STOCKS 8,879,076,719
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Alpargatas SA 3.070% 172,700 417,078
Banco do Estado do Rio
Grande do Sul SA 0.500% 404,549 1,119,534
Banco Pine SA 0.210% 155,585 400,243
Cia Energetica de Minas
Gerais 2.080% 989,165 2,207,814
Energisa S/A 4.460% 209 389
Shares Value
BRAZIL — (Continued)
Gerdau SA 2.720% 101,310 $ 498,110
Isa Energia Brasil SA 1.580% 266,303 1,409,443
Itau Unibanco Holding SA
4.230% 1,128,300 9,524,921
Marcopolo SA 13.090% 1,107,838 1,157,848
Petroleo Brasileiro SA -
Petrobras 1.170% 3,741,900 31,978,841
Schulz SA 6.520% 288,447 254,346
Taurus Armas SA 0.060% 12,700 12,198
Track & Field Co. SA 0.070% 45,095 130,386
Unipar Carbocloro SA
16.090% 47,900 595,751
TOTAL BRAZIL 49,706,902
CHILE — (0.0%)
Embotelladora Andina SA
3.730% 165,659 826,087
TOTAL CHILE 826,087
COLOMBIA — (0.0%)
Grupo Argos SA 5.580% 32,858 134,499
Grupo Aval Acciones y Valores
SA 3.480% 877,330 235,324
Grupo Cibest SA 3.030% 15,430 365,327
Grupo de Inversiones
Suramericana SA 3.910% 59,816 849,737
TOTAL COLOMBIA 1,584,887
INDIA — (0.0%)
TVS Motor Co., Ltd. 6.000% 711,852 77,963
TOTAL INDIA 77,963
TAIWAN — (0.0%)
TS Financial Holding Co., Ltd.
0.770% 1,335,881 392,675
TOTAL TAIWAN 392,675
TOTAL PREFERRED
STOCKS 52,588,514
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
08/12/26 4,232 3,731
*CM Hospitalar SA 08/17/26 139,233 274
TOTAL BRAZIL 4,005
CHILE — (0.0%)
*Sonda SA 08/31/26 154,944 7,399
TOTAL CHILE 7,399
CHINA — (0.0%)
*MOG Digitech Holdings, Ltd.
08/11/26 472,000 602
TOTAL CHINA 602
KOREA, REPUBLIC OF — (0.0%)
*Amotech Co., Ltd. 08/25/26 1,520 –
*Daedong Gear Co., Ltd.
08/11/26 2,695 –
*Hansol Technics Co., Ltd.
08/04/26 10,247 –
*LB Semicon, Inc. 08/26/26 13,760 –

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*SG Co., Ltd. 09/04/26 13,251 $ 1,125
TOTAL KOREA, REPUBLIC
OF 1,125
QATAR — (0.0%)
*Baladna 08/17/26 548,403 29,220
TOTAL QATAR 29,220
THAILAND — (0.0%)
*Better World Green PCL
05/28/27 21,533 13
TOTAL THAILAND 13
TOTAL RIGHTS/WARRANTS 42,364
TOTAL INVESTMENT SECURITIES — (99.1%)
(Cost $5,705,211,105) 8,931,707,597
Shares Value
SECURITIES LENDING COLLATERAL — (0.9%)
@§The DFA Short Term
Investment Fund 6,636,759 $ 76,767,386
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,781,978,491) $ 9,008,474,983
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $349,808,649 which represented 3.9% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 298,886,649 $ — $ — $ 298,886,649
Chile ......................... 38,108,326 — — 38,108,326
China ........................ 1,931,836,120 482,018 281,199 1,932,599,337
Colombia ..................... 12,297,444 586,515 — 12,883,959
Czechia ...................... 9,623,418 — — 9,623,418
Egypt ........................ 2,183,955 — — 2,183,955
Greece ....................... 52,952,885 — — 52,952,885
Hong Kong .................... 231,968 — — 231,968
Hungary ...................... 20,199,326 — — 20,199,326
India ......................... 1,197,758,393 502,517 — 1,198,260,910
Indonesia ..................... 74,767,652 — 4,293 74,771,945

Dimensional Emerging Markets Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Korea, Republic of .............. $ 1,573,198,038 $ 2,456,489 $ 321,597 $ 1,575,976,124
Kuwait ....................... 51,890,557 — 36,472 51,927,029
Malaysia ...................... 105,284,188 — — 105,284,188
Mexico ....................... 135,738,090 — — 135,738,090
Peru ......................... 8,077,925 — — 8,077,925
Philippines .................... 28,295,672 8,186 — 28,303,858
Poland ....................... 114,993,708 — — 114,993,708
Qatar ........................ 46,518,023 — — 46,518,023
Saudi Arabia ................... 218,463,444 51,023 — 218,514,467
South Africa ................... 262,298,534 — — 262,298,534
Taiwan ....................... 2,393,511,004 3,429,216 14,495 2,396,954,715
Thailand ...................... — 108,801,758 1,949 108,803,707
Turkey ....................... 66,679,846 — — 66,679,846
United Arab Emirates ............ 118,303,827 — — 118,303,827
Preferred Stocks
Brazil ........................ 49,706,902 — — 49,706,902
Chile ......................... 826,087 — — 826,087
Colombia ..................... 1,584,887 — — 1,584,887
India ......................... 77,963 — — 77,963
Taiwan ....................... 392,675 — — 392,675
Rights/Warrants
Brazil ........................ 274 3,731 — 4,005
Chile ......................... — 7,399 — 7,399
China ........................ 602 — — 602
Korea, Republic of .............. — 1,125 — 1,125
Qatar ........................ 29,220 — — 29,220
Thailand ...................... 13 — — 13
Securities Lending Collateral ........ — 76,767,386 — 76,767,386
Total Investments .................
$8,814,717,615 $193,097,363 $660,005> $9,008,474,983
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional Emerging Markets ex China Core Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.5%)
BRAZIL — (4.4%)
Allos SA 15,100 $ 80,513
Alupar Investimento SA 6,636 42,606
Ambev SA 21,600 67,980
#Ambev SA, Sponsored ADR 42,618 132,542
Anima Holding SA 35,100 15,061
Armac Locacao Logistica E
Servicos SA 200 140
*Auren Energia SA 6,500 14,047
Axia Energia SA 4,440 46,160
*Axia Energia SA 1,076 11,015
#*Axia Energia SA, ADR 4,213 43,057
Axia Energia SA, Sponsored
ADR 16,300 170,661
Azzas 2154 SA 4,700 15,190
B3 SA - Brasil Bolsa Balcao 68,900 213,319
Banco ABC Brasil SA 5,972 28,211
ΩBanco BMG SA 415 434
Banco Bradesco SA 10,700 33,675
Banco Bradesco SA 22,300 80,893
Banco Bradesco SA,
Sponsored ADR 59,174 213,618
Banco BTG Pactual SA 14,066 157,253
Banco do Brasil SA 25,500 107,157
Banco Santander Brasil SA 20,600 116,043
#Banco Santander Brasil SA,
Sponsored ADR 43,121 244,496
BB Seguridade Participacoes
SA 14,800 120,191
Bemobi Mobile Tech SA 200 937
Blau Farmaceutica SA 130 220
Boa Safra Sementes SA 209 227
Bradsaude SA 19,798 62,036
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 4,700 17,614
BrasilAgro - Co. Brasileira de
Propriedades Agricolas, ADR 200 750
Brava Energia 14,793 57,650
C&A MODAS SA 13,800 25,641
Caixa Seguridade
Participacoes S/A 700 2,790
Camil Alimentos SA 400 369
Cia Brasileira de Aluminio 24,500 53,430
*Cia Brasileira de Distribuicao 16,000 8,156
Cia de Ferro Ligas da Bahia
FERBASA 13,100 15,445
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 42,416 231,167
Cia de Saneamento de Minas
Gerais Copasa MG 7,200 90,938
Cia de Saneamento do Parana
Sanepar 2,200 3,079
Cia de Saneamento do Parana
Sanepar 22,000 156,881
Shares Value
BRAZIL — (Continued)
Cia de Saneamento do Parana
Sanepar 500 $ 792
Cia Energetica de Minas
Gerais 500 1,608
Cia Energetica de Minas
Gerais, Sponsored ADR 33,347 73,030
#Cia Paranaense de Energia -
Copel, ADR 13,648 160,091
Cogna Educacao SA 485,230 217,753
Construtora Tenda S/A 11,100 66,264
CPFL Energia SA 9,400 85,366
Cruzeiro do Sul Educacional
SA 18,700 16,563
Cury Construtora e
Incorporadora SA 11,875 70,329
*CVC Brasil Operadora e
Agencia de Viagens SA 32,899 8,483
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 4,417 17,709
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 23,300 98,003
ΩDesktop SA 7,600 27,823
*Dexco SA 30,192 30,307
*Diagnosticos da America SA 44,904 23,068
Dimed SA - Distribuidora da
Medicamentos 7,400 17,260
Direcional Engenharia SA 24,300 54,285
EcoRodovias Infraestrutura e
Logistica SA 21,900 29,872
Embraer SA, Sponsored ADR 676 46,191
Empreendimentos Pague
Menos S/A 59,056 36,963
Energisa S/A 11,110 108,921
*Eneva SA 14,500 75,088
Engie Brasil Energia SA 4,620 27,098
Equatorial SA 23,343 177,623
Eucatex SA Industria e
Comercio 100 453
Even Construtora e
Incorporadora S/A 400 380
Ez Tec Empreendimentos e
Participacoes S/A 12,206 26,595
Fleury SA 25,659 86,563
Fras-Le SA 207 863
Gerdau SA, Sponsored ADR 33,035 163,854
ΩGPS Participacoes e
Empreendimentos SA 7,396 17,061
Grendene SA 21,100 15,574
Grupo SBF SA 10,600 19,716
GUARARAPES
CONFECCOES SA 15,950 24,958
*Hidrovias do Brasil SA 31,900 19,715
Hospital Mater Dei SA 300 286

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
BRAZIL — (Continued)
Hypera SA 23,387 $ 97,909
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 7,400 21,338
Iochpe Maxion SA 10,100 19,303
Irani Papel e Embalagem SA 9,300 14,845
IRB-Brasil Resseguros SA 9,352 103,190
Itau Unibanco Holding SA,
Sponsored ADR 52,464 443,845
Jalles Machado SA 500 202
JHSF Participacoes SA 56,000 121,906
JSL SA 1,100 1,212
Kepler Weber SA 8,642 10,852
Klabin SA 47,627 171,079
Lavvi Empreendimentos
Imobiliarios SA 200 406
Localiza Rent a Car SA 24,600 182,104
Localiza Rent a Car SA, Class
A 880 6,327
LOG Commercial Properties e
Participacoes SA 100 501
*Log-in Logistica Intermodal
SA 100 556
*Lojas Quero-Quero SA 888 219
Lojas Renner SA 51,220 137,107
ΩLWSA SA 26,700 19,549
M Dias Branco SA 4,800 16,203
Magazine Luiza SA 25,725 25,469
Mahle Metal Leve SA 5,100 32,001
MBRF Global Foods Co. SA 13,900 47,987
#MBRF Global Foods Co. SA,
ADR 11,728 40,344
Melnick Even Desenvolvimento
Imobiliario SA 300 169
Mills Locacao Servicos e
Logistica SA 19,500 60,450
Minerva SA 29,800 21,467
Motiva Infraestrutura de
Mobilidade SA 27,200 79,020
Moura Dubeux Engenharia S/A 5,896 28,675
Movida Participacoes SA 17,190 26,661
*MRV Engenharia e
Participacoes SA 27,100 25,283
Multiplan Empreendimentos
Imobiliarios SA 12,891 71,374
*Natura Cosmeticos SA 15,600 25,731
*NU Holdings, Ltd., Class A 7,875 112,849
Oceanpact Servicos Maritimos
SA 400 811
Petroleo Brasileiro SA
- Petrobras 7,000 67,566
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 82,505 1,414,961
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 63,835 1,238,399
Petroreconcavo S/A 10,500 22,051
Plano & Plano
Desenvolvimento Imobiliario
SA 2,000 2,897
Shares Value
BRAZIL — (Continued)
Porto Seguro SA 7,000 $ 75,364
Positivo Tecnologia SA 300 210
*PRIO SA 38,700 463,503
Profarma Distribuidora de
Produtos Farmaceuticos SA 100 136
Qualicorp Consultoria e
Corretora de Seguros SA 4,200 1,265
Raia Drogasil SA 42,374 154,128
*Raizen SA 3,700 189
ΩRede D'Or Sao Luiz SA 6,853 46,724
Romi SA 200 231
Rumo SA 10,400 29,558
Sao Martinho S/A 12,700 36,295
Sendas Distribuidora S/A 45,500 76,122
#Sendas Distribuidora S/A,
ADR 6,880 56,898
ΩSer Educacional SA 14,100 33,691
SIMPAR SA 29,018 44,035
SLC Agricola SA 14,645 38,568
Smartfit Escola de Ginastica e
Danca SA 14,884 57,712
Suzano SA 1,000 8,526
#Suzano SA, Sponsored ADR 21,300 181,476
SYN prop e tech SA 200 161
Tegma Gestao Logistica SA 3,510 21,037
#Telefonica Brasil SA, ADR 6,880 88,889
TIM SA 3,700 14,150
TIM SA, ADR 4,253 81,530
TOTVS SA 6,800 41,571
Transmissora Alianca de
Energia Eletrica S/A 23,100 180,321
Tres Tentos Agroindustrial S/A 11,300 26,245
Trisul SA 390 327
Ultrapar Participacoes SA,
Sponsored ADR 30,023 195,150
Unifique Telecomunicacoes
S/A 330 351
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 36,500 52,875
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 9,369 11,986
Vale SA, Class B, Sponsored
ADR 101,066 1,522,054
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 3,600 12,946
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 23,600 15,515
Veste SA Estilo 400 221
Vibra Energia SA 63,087 447,637
Vivara Participacoes SA 12,900 56,316
Vulcabras SA 5,648 15,474
WEG SA 17,848 165,811
Wiz Co. 200 329
YDUQS Participacoes SA 19,100 31,052
TOTAL BRAZIL 13,527,497

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
CHILE — (0.6%)
Administradora de Fondos de
Pensiones Habitat SA 14,113 $ 20,511
Aguas Andinas SA, Class A 58,434 21,367
#Banco de Chile, Sponsored
ADR 4,416 182,602
Banco de Credito e
Inversiones SA 1,816 130,849
Banco Itau Chile SA 1,886 42,657
Banco Santander Chile,
Sponsored ADR 3,762 130,203
Banvida SA 744 625
Besalco SA 10,367 12,505
BICECORP SA 48,546 20,967
*CAP SA 2,128 13,589
Cencosud SA 25,437 53,558
Cencosud Shopping SA 9,749 24,518
#Cia Cervecerias Unidas SA,
Sponsored ADR 4,055 46,592
Colbun SA 513,980 76,941
Embotelladora Andina SA,
Sponsored ADR 973 29,239
Empresa Nacional de
Telecomunicaciones SA 20,069 78,462
Empresas CMPC SA 38,351 43,577
Empresas Copec SA 7,680 52,525
Empresas Lipigas SA 320 2,938
Enel Americas SA 242,021 22,936
#Enel Chile SA, Sponsored
ADR 18,622 82,682
Engie Energia Chile SA 20,464 40,598
Falabella SA 7,538 50,466
Forus SA 436 886
Inversiones La Construccion
SA 1,550 36,226
#Latam Airlines Group SA,
ADR 2,097 110,638
Parque Arauco SA 47,469 201,589
Plaza SA 11,992 48,691
Ripley Corp. SA 59,629 24,533
Salfacorp SA 32,695 42,961
SMU SA 279,296 38,338
Sociedad Matriz SAAM SA 11,120 1,610
Sociedad Quimica y Minera de
Chile SA, Sponsored ADR 2,448 164,163
SONDA SA 38,477 12,819
Veolia Inversiones Aguas Del
Gran Santiago, Ltda. 42,425 43,051
Vina Concha y Toro SA 26,057 23,686
TOTAL CHILE 1,930,098
COLOMBIA — (0.2%)
Almacenes Exito SA 7,835 11,715
Celsia SA 18,337 28,847
Cementos Argos SA 11,442 40,072
*Corp Financiera Colombiana
SA 12,003 78,200
Grupo Argos SA 8,571 46,034
Grupo Aval Acciones y Valores
SA, Sponsored ADR 7,704 40,677
Grupo Cibest SA 220 6,252
Shares Value
COLOMBIA — (Continued)
Grupo Cibest SA, ADR 3,283 $ 303,743
Grupo de Inversiones
Suramericana SA 3,290 57,465
Grupo Energia Bogota SA ESP 35,969 32,750
Interconexion Electrica SA
ESP 2,808 26,683
Mineros SA 7,286 36,910
Organizacion Terpel SA 5,800 32,736
Promigas SA ESP 9,573 20,201
TOTAL COLOMBIA 762,285
CZECHIA — (0.1%)
CEZ A/S 3,164 203,541
Komercni Banka A/S 1,472 73,488
ΩMoneta Money Bank A/S 10,421 95,231
Philip Morris CR A/S 28 24,948
TOTAL CZECHIA 397,208
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), Registered,
GDR 28,863 78,074
TOTAL EGYPT 78,074
GREECE — (0.9%)
Aegean Airlines SA 3,132 43,783
*Aktor SA Holding Company
Technical And Energy Projects 2,139 25,644
#Allwyn AG 3,080 47,273
Alpha Bank SA 37,113 182,160
Athens International Airport SA 3,623 44,019
Athens Water Supply &
Sewage Co. SA 1,683 22,036
Autohellas Tourist and Trading
SA 1,901 25,371
Avax SA 184 719
Ballys Intralot SA 46,492 58,573
Bank of Greece 729 12,581
Cenergy Holdings SA 2,054 50,620
Ellaktor SA 392 573
ElvalHalcor SA 188 809
Eurobank SA 45,084 230,828
Fourlis Holdings SA 4,586 21,449
GEK TERNA SA 3,357 174,657
Hellenic Telecommunications
Organization SA 2,935 67,605
HELLENiQ ENERGY Holdings
S.A. 6,766 101,200
Holding Co. ADMIE IPTO SA 8,751 45,308
JUMBO SA 4,096 114,046
Kri-Kri Milk Industry SA 20 648
*LAMDA Development SA 5,615 40,797
Lavipharm SA 212 388
Metlen Energy & Metals PLC 2,788 147,427
Motor Oil Hellas Corinth
Refineries SA 3,793 221,693
National Bank of Greece SA 18,405 340,931
Optima bank SA 11,923 142,942
*Piraeus Bank SA 22,317 256,768
Piraeus Port Authority SA 401 20,531
Profile Systems & Software SA 32 331

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
GREECE — (Continued)
Public Power Corp. SA 3,365 $ 86,337
Quest Holdings SA 1,410 11,615
Sarantis SA 1,712 28,561
Thrace Plastics Holding and
Co., Class A 52 284
Titan SA 1,633 97,888
TOTAL GREECE 2,666,395
HUNGARY — (0.4%)
*4iG Nyrt 5,425 30,010
ANY Security Printing Co. 1,032 21,884
Magyar Telekom
Telecommunications PLC 13,027 112,885
*MOL Hungarian Oil & Gas
PLC 13,749 196,543
Opus Global Nyrt 854 965
OTP Bank Nyrt 4,792 708,006
*PannErgy Nyrt 36 317
Richter Gedeon Nyrt 1,199 44,647
TOTAL HUNGARY 1,115,257
INDIA — (15.7%)
360 ONE WAM, Ltd. 4,533 53,936
3M India, Ltd. 103 37,367
Aarti Drugs, Ltd. 1,992 8,826
Aarti Industries, Ltd. 6,510 33,370
Aarti Pharmalabs, Ltd. 3,976 27,801
ABB India, Ltd. 506 38,631
Action Construction
Equipment, Ltd. 1,033 11,588
Acutaas Chemicals, Ltd. 1,502 48,877
*Adani Energy Solutions, Ltd. 12,206 210,488
Adani Enterprises, Ltd. 1,235 38,953
*Adani Green Energy, Ltd. 4,049 58,688
Adani Ports & Special
Economic Zone, Ltd. 15,865 282,083
*Adani Power, Ltd. 129,840 287,549
Adani Total Gas, Ltd. 5,301 36,193
ADF Foods, Ltd. 168 477
*Aditya Birla Fashion and
Retail, Ltd. 12,425 7,845
*Aditya Birla Lifestyle Brands,
Ltd. 5,407 5,365
Aditya Birla Sun Life Asset
Management Co., Ltd. 3,819 40,498
ΩAditya Vision, Ltd. 4,400 29,423
Advanced Enzyme
Technologies, Ltd. 140 462
Aegis Logistics, Ltd. 8,080 108,462
Aeroflex Industries, Ltd. 2,595 11,843
*Aether Industries, Ltd. 169 2,727
Ahluwalia Contracts India, Ltd. 1,099 9,461
AIA Engineering, Ltd. 2,163 104,075
Ajanta Pharma, Ltd. 1,856 67,405
Alembic Pharmaceuticals, Ltd. 2,880 24,058
Alembic, Ltd. 284 271
Alkem Laboratories, Ltd. 1,295 78,061
Alkyl Amines Chemicals 102 1,909
*Allcargo Global, Ltd. 1,332 171
Shares Value
INDIA — (Continued)
Amara Raja Energy & Mobility,
Ltd. 5,383 $ 51,365
*Amber Enterprises India, Ltd. 434 33,844
Ambuja Cements, Ltd. 5,585 25,298
Amrutanjan Health Care, Ltd. 48 259
Andhra Sugars, Ltd. (The) 300 258
Angel One, Ltd. 43,471 135,746
*Antelopus Selan Energy, Ltd. 24 207
Ω*Antony Waste Handling
Cell, Ltd. 56 251
Anup Engineering, Ltd. (The) 224 5,101
Anupam Rasayan India, Ltd. 50 633
Apar Industries, Ltd. 1,435 215,788
Apcotex Industries, Ltd. 76 487
APL Apollo Tubes, Ltd. 6,099 116,304
Apollo Hospitals Enterprise,
Ltd. 2,177 204,364
Apollo Pipes, Ltd. 60 324
Apollo Tyres, Ltd. 25,799 115,766
Artemis Medicare Services,
Ltd. 88 275
Arvind Fashions, Ltd. 6,567 30,972
Arvind, Ltd. 16,390 88,155
Asahi India Glass, Ltd. 2,919 26,816
Ashapura Minechem, Ltd. 3,019 22,229
Ashiana Housing, Ltd. 128 524
Ashok Leyland, Ltd. 209,928 365,622
*Ashoka Buildcon, Ltd. 16,547 21,000
Asian Paints, Ltd. 7,205 207,455
ΩAster DM Quality Care, Ltd. 14,033 120,916
Astra Microwave Products, Ltd. 2,641 51,527
Astral, Ltd. 2,162 32,824
AstraZeneca Pharma India,
Ltd. 185 15,705
Atul, Ltd. 855 60,365
ΩAU Small Finance Bank, Ltd. 10,453 114,735
AurionPro Solutions, Ltd. 334 2,567
Aurobindo Pharma, Ltd. 14,693 243,336
Automotive Axles, Ltd. 20 378
Avanti Feeds, Ltd. 3,992 37,638
Ω*Avenue Supermarts, Ltd. 1,035 42,532
*AvenuesAI, Ltd. 32,994 5,481
AWL Agri Business, Ltd. 7,232 14,359
Axis Bank, Ltd. 56,613 729,505
*AXISCADES Technologies,
Ltd. 865 14,084
Bajaj Auto, Ltd. 2,190 264,423
*Bajaj Consumer Care, Ltd. 1,516 8,327
Bajaj Finserv, Ltd. 6,789 144,375
*Bajaj Hindusthan Sugar, Ltd. 70,936 12,453
Balaji Amines, Ltd. 36 805
Balkrishna Industries, Ltd. 1,969 51,044
Balmer Lawrie & Co., Ltd. 232 419
Balrampur Chini Mills, Ltd. 12,031 73,915
Balu Forge Industries, Ltd. 648 2,991
Banco Products India, Ltd. 3,692 24,658
ΩBandhan Bank, Ltd. 60,679 110,738
Bank of Baroda 50,852 129,295
Bank of India 1,644 2,377

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Bank of Maharashtra 48,718 $ 40,505
Bannari Amman Sugars, Ltd. 16 583
Bayer CropScience, Ltd. 592 26,272
BEML, Ltd. 1,209 22,179
Berger Paints India, Ltd. 5,225 28,500
*BF Utilities, Ltd. 56 335
Bhansali Engineering
Polymers, Ltd. 364 443
Bharat Bijlee, Ltd. 20 529
Bharat Dynamics, Ltd. 1,676 22,011
Bharat Electronics, Ltd. 69,181 281,212
Bharat Forge, Ltd. 15,847 365,354
Bharat Heavy Electricals, Ltd. 62,026 264,577
Bharat Petroleum Corp., Ltd. 31,155 104,405
Bharat Rasayan, Ltd. 16 215
Bharti Airtel, Ltd. 65,921 1,362,430
Biocon, Ltd. 14,818 66,111
Birla Corp., Ltd. 2,817 26,291
BirlaNu, Ltd. 16 224
Birlasoft, Ltd. 8,794 27,871
Black Box, Ltd. 1,813 14,355
Bliss Gvs Pharma, Ltd. 136 664
BLS International Services,
Ltd. 7,530 18,893
Blue Dart Express, Ltd. 162 8,761
Blue Star, Ltd. 2,326 40,984
Bombay Burmah Trading Co. 2,277 35,727
Bombay Dyeing &
Manufacturing Co., Ltd. 3,763 4,793
*Borosil, Ltd. 108 268
Bosch, Ltd. 80 34,447
Britannia Industries, Ltd. 2,933 166,500
BSE, Ltd. 4,333 165,582
*Camlin Fine Sciences, Ltd. 388 519
Campus Activewear, Ltd. 8,433 19,652
Canara Bank 56,407 73,885
Cantabil Retail India, Ltd. 116 299
*Capacit'e Infraprojects, Ltd. 3,021 6,798
Caplin Point Laboratories, Ltd. 931 24,557
Care Ratings, Ltd. 1,745 31,264
*Cartrade Tech, Ltd. 8,486 241,875
Carysil, Ltd. 1,213 14,941
Castrol India, Ltd. 23,848 46,291
CCL Products India, Ltd. 6,915 83,728
Ceat, Ltd. 3,271 117,583
Cello World, Ltd. 1,910 6,872
Cemindia Projects, Ltd. 2,937 42,103
Central Depository Services
India, Ltd. 4,882 68,204
Centum Electronics, Ltd. 16 594
Century Enka, Ltd. 56 358
Century Plyboards India, Ltd. 192 1,609
Cera Sanitaryware, Ltd. 466 29,919
CESC, Ltd. 29,331 50,897
CG Power & Industrial
Solutions, Ltd. 14,101 127,598
Chalet Hotels, Ltd. 628 5,340
Chambal Fertilisers and
Chemicals, Ltd. 7,686 35,355
Shares Value
INDIA — (Continued)
Chennai Petroleum Corp., Ltd. 4,479 $ 59,175
*Choice International, Ltd. 1,809 15,603
CIE Automotive India, Ltd. 5,822 24,932
Cipla, Ltd. 20,775 320,764
City Union Bank, Ltd. 17,653 38,205
Coal India, Ltd. 24,361 105,739
ΩCochin Shipyard, Ltd. 1,052 15,689
Coforge, Ltd. 2,179 39,303
Colgate-Palmolive India, Ltd. 3,801 82,705
Computer Age Management
Services, Ltd. 14,109 117,727
Concord Biotech, Ltd. 692 10,304
Container Corp. of India, Ltd. 7,686 42,331
Coromandel International, Ltd. 3,497 75,998
Cosmo First, Ltd. 56 524
Craftsman Automation, Ltd. 595 61,570
CRISIL, Ltd. 818 37,377
Crompton Greaves Consumer
Electricals, Ltd. 2,766 7,543
*CSB Bank, Ltd. 4,199 14,518
Cummins India, Ltd. 6,564 379,675
Dabur India, Ltd. 9,001 39,758
*Dalmia Bharat Refractories,
Ltd. 1 –
Dalmia Bharat, Ltd. 2,470 46,589
Data Patterns India, Ltd. 888 39,842
Datamatics Global Services,
Ltd. 32 279
DB Corp., Ltd. 5,855 12,822
DCB Bank, Ltd. 19,481 37,994
DCM Shriram, Ltd. 96 1,040
DCW, Ltd. 448 217
Deep Industries, Ltd. 76 475
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 3,485 56,715
Deepak Nitrite, Ltd. 3,127 54,475
*Delhivery, Ltd. 53,339 269,420
Delta Corp., Ltd. 3,293 2,173
*Devyani International, Ltd. 5,265 6,301
*Dhanlaxmi Bank, Ltd. 712 239
Dhanuka Agritech, Ltd. 752 8,054
ΩDilip Buildcon, Ltd. 4,768 21,448
*Dishman Carbogen Amcis,
Ltd. 4,383 8,587
Divi's Laboratories, Ltd. 469 39,598
Dixon Technologies India, Ltd. 1,233 181,548
DLF, Ltd. 9,446 65,270
Dodla Dairy, Ltd. 3,336 36,382
Doms Industries, Ltd. 910 21,554
ΩDr. Lal PathLabs, Ltd. 5,049 100,816
Dr. Reddy's Laboratories, Ltd. 1,196 14,391
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 15,564 184,433
eClerx Services, Ltd. 2,433 47,059
Eicher Motors, Ltd. 3,803 312,223
*EID Parry India, Ltd. 5,220 41,581
EIH Associated Hotels 56 182
EIH, Ltd. 14,143 48,470
Eimco Elecon India, Ltd. 12 224

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Elecon Engineering Co., Ltd. 6,302 $ 27,678
*Electronics Mart India, Ltd. 11,640 15,879
Electrosteel Castings, Ltd. 24,680 18,274
Elgi Equipments, Ltd. 7,296 43,559
Emcure Pharmaceuticals, Ltd. 1,500 30,814
ΩEndurance Technologies,
Ltd. 2,111 61,026
Engineers India, Ltd. 59,455 138,569
EPL, Ltd. 15,927 37,127
Ω*Equitas Small Finance
Bank, Ltd. 44,039 34,713
ΩEris Lifesciences, Ltd. 2,436 34,586
ESAB India, Ltd. 357 21,059
Escorts Kubota, Ltd. 537 17,368
*Eternal, Ltd. 12,923 40,964
*Eureka Forbes, Ltd. 4,264 20,041
Eveready Industries India, Ltd. 116 417
Exide Industries, Ltd. 20,817 98,134
FDC, Ltd. 156 670
Federal Bank, Ltd. 78,548 295,414
*Federal-Mogul Goetze India,
Ltd. 56 278
FIEM Industries, Ltd. 1,339 32,604
Filatex India, Ltd. 560 432
Fine Organic Industries, Ltd. 458 23,120
Fineotex Chemical, Ltd. 1,080 445
Finolex Cables, Ltd. 4,447 46,029
Finolex Industries, Ltd. 11,018 18,750
Firstsource Solutions, Ltd. 2,483 7,862
Force Motors, Ltd. 656 123,080
Fortis Healthcare, Ltd. 12,819 126,961
*FSN E-Commerce Ventures,
Ltd. 25,547 89,267
G R Infraprojects, Ltd. 1,218 11,286
Gabriel India, Ltd. 8,673 131,056
GAIL India, Ltd. 53,593 101,912
Ganesha Ecosphere, Ltd. 212 2,630
Garden Reach Shipbuilders &
Engineers, Ltd. 837 22,818
Garware Hi-Tech Films, Ltd. 985 73,827
Garware Technical Fibres, Ltd. 2,612 20,063
Gateway Distriparks, Ltd. 22,471 13,652
GE Vernova T&D India, Ltd. 4,068 184,323
Genus Power Infrastructures,
Ltd. 1,006 3,297
*Genus Prime Infra, Ltd. 167 52
Geojit Financial Services, Ltd. 11,410 9,131
GHCL Textiles, Ltd. 280 333
GHCL, Ltd. 7,063 32,430
Gillette India, Ltd. 450 35,957
ΩGland Pharma, Ltd. 1,156 30,324
GlaxoSmithKline
Pharmaceuticals, Ltd. 1,556 43,304
Glenmark Pharmaceuticals,
Ltd. 7,636 178,778
Global Health, Ltd. 5,078 74,806
Globus Spirits, Ltd. 40 370
GMM Pfaudler, Ltd. 102 924
*GMR Airports, Ltd. 101,160 111,598
Shares Value
INDIA — (Continued)
Godawari Power and Ispat,
Ltd. 22,745 $ 57,783
Godfrey Phillips India, Ltd. 2,096 46,865
ΩGodrej Agrovet, Ltd. 3,954 23,074
Godrej Consumer Products,
Ltd. 9,603 107,730
*Godrej Industries, Ltd. 216 2,983
Godrej Properties, Ltd. 1,266 27,939
*Gokaldas Exports, Ltd. 611 5,219
*Gokul Agro Resources, Ltd. 6,322 14,915
Goldiam International, Ltd. 1,269 4,997
Goodluck India, Ltd. 911 14,489
Granules India, Ltd. 12,950 111,924
Graphite India, Ltd. 22,107 152,083
Grasim Industries, Ltd. 6,992 227,226
Great Eastern Shipping Co.,
Ltd. (The) 9,426 133,405
Greaves Cotton, Ltd. 568 1,417
Greenlam Industries, Ltd. 2,362 6,236
Greenpanel Industries, Ltd. 3,192 6,457
Greenply Industries, Ltd. 6,375 19,025
Grindwell Norton, Ltd. 1,791 39,798
*GSPL Transmission, Ltd. 769 1,210
Gufic Biosciences, Ltd. 76 311
Gujarat Alkalies & Chemicals,
Ltd. 72 506
Gujarat Ambuja Exports, Ltd. 9,747 17,582
Gujarat Energy, Ltd. 2,308 6,640
Gujarat Fluorochemicals, Ltd. 430 19,680
Gujarat Industries Power Co.,
Ltd. 136 230
Gujarat Mineral Development
Corp., Ltd. 10,452 61,809
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 7,362 39,374
Gujarat Pipavav Port, Ltd. 13,341 21,011
Gulf Oil Lubricants India, Ltd. 1,578 17,684
Hariom Pipe Industries, Ltd. 243 995
ΩHarsha Engineers
International, Ltd. 68 286
Hatsun Agro Product, Ltd. 1,889 17,529
Havells India, Ltd. 5,063 66,896
HBL Engineering, Ltd. 3,397 25,587
HCL Technologies, Ltd. 29,591 417,713
ΩHDFC Asset Management
Co., Ltd. 6,146 168,493
HDFC Bank, Ltd. 19,622 153,856
HDFC Bank, Ltd., Sponsored
ADR 66,877 1,600,367
ΩHDFC Life Insurance Co.,
Ltd. 9,478 54,485
*HealthCare Global
Enterprises, Ltd. 3,299 23,207
HEG, Ltd. 12,695 87,447
HeidelbergCement India, Ltd. 256 410
Heritage Foods, Ltd. 220 761
Hero MotoCorp, Ltd. 5,586 315,319
HFCL, Ltd. 36,968 75,133
HG Infra Engineering, Ltd. 84 474

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Himadri Speciality Chemical,
Ltd. 10,857 $ 85,414
Himatsingka Seide, Ltd. 6,090 5,057
Hindalco Industries, Ltd. 51,478 525,732
Hindustan Aeronautics, Ltd. 4,028 196,155
Hindustan Copper, Ltd. 23,268 119,882
*Hindustan Foods, Ltd. 1,723 10,377
*Hindustan Oil Exploration
Co., Ltd. 188 318
Hindustan Petroleum Corp.,
Ltd. 26,033 106,339
Hindustan Unilever, Ltd. 8,794 193,668
*Hindware Home Innovation,
Ltd. 124 287
Hitachi Energy India, Ltd. 183 61,710
HI-Tech Pipes, Ltd. 168 149
HLE Glascoat, Ltd. 28 125
Honda India Power Products,
Ltd. 12 263
HPL Electric & Power, Ltd. 56 195
Hyundai Motor India, Ltd. 3,166 72,359
ICICI Bank, Ltd., Sponsored
ADR 47,047 1,410,940
ΩICICI Lombard General
Insurance Co., Ltd. 2,518 42,849
ΩICICI Prudential Life
Insurance Co., Ltd. 3,363 18,166
IDFC First Bank, Ltd. 58,385 51,816
*IFB Industries, Ltd. 603 8,315
IIFL Capital Services, Ltd. 14,824 52,482
*Imagicaaworld Entertainment,
Ltd. 384 189
*India Cements, Ltd. (The) 5,282 22,033
India Glycols, Ltd. 1,716 20,636
India Power Corp., Ltd. 2,408 185
ΩIndiaMart InterMesh, Ltd. 2,019 38,084
Indian Bank 14,217 124,640
Indian Hotels Co., Ltd. (The),
Class A 14,624 113,196
Indian Metals & Ferro Alloys,
Ltd. 1,541 23,396
Indian Oil Corp., Ltd. 43,141 63,377
Indigo Paints, Ltd. 1,929 22,477
Indo Count Industries, Ltd. 7,955 33,453
Indoco Remedies, Ltd. 72 166
Indraprastha Gas, Ltd. 28,314 45,099
Indraprastha Medical Corp.,
Ltd. 2,406 9,238
*Indus Towers, Ltd. 61,775 253,212
IndusInd Bank, Ltd. 15,417 163,590
#Infosys, Ltd., Sponsored ADR 79,634 957,997
Ingersoll Rand India, Ltd. 305 13,859
*Inox Green Energy Services,
Ltd. 2,384 4,245
INOX India, Ltd. 1,609 32,175
Intellect Design Arena, Ltd. 4,993 37,672
ΩInterGlobe Aviation, Ltd. 4,991 270,486
IOL Chemicals and
Pharmaceuticals, Ltd. 6,270 9,616
Shares Value
INDIA — (Continued)
ION Exchange India, Ltd. 239 $ 1,054
Ipca Laboratories, Ltd. 3,543 64,900
IRB Infrastructure Developers,
Ltd. 187,836 39,372
ΩIRCON International, Ltd. 15,344 20,261
ISGEC Heavy Engineering,
Ltd. 2,003 17,339
ITC Hotels, Ltd. 5,053 8,599
ITC, Ltd. 101,993 300,372
J Kumar Infraprojects, Ltd. 5,360 27,077
*Jain Irrigation Systems, Ltd. 1,164 365
*Jaiprakash Power Ventures,
Ltd. 144,962 27,788
Jammu & Kashmir Bank, Ltd.
(The) 58,740 96,038
Jamna Auto Industries, Ltd. 5,707 7,846
*Jana Small Finance Bank,
Ltd. 4,726 28,480
Jash Engineering, Ltd. 1,650 8,725
JBM Auto, Ltd. 3,341 23,052
Jeena Sikho Lifecare, Ltd. 1,617 9,934
Jindal Stainless, Ltd. 17,557 135,208
Jindal Steel, Ltd. 13,021 150,441
*JITF Infralogistics, Ltd. 44 156
JK Cement, Ltd. 3,649 208,197
JK Lakshmi Cement, Ltd. 7,473 44,224
JK Paper, Ltd. 7,823 32,021
JK Tyre & Industries, Ltd. 16,710 70,008
JSW Dulux, Ltd. 777 23,932
JSW Energy, Ltd. 12,444 72,337
JSW Steel, Ltd. 15,000 199,654
JTEKT India, Ltd. 261 385
JTL Industries, Ltd. 13,791 10,897
Jubilant Foodworks, Ltd. 14,344 65,883
Jubilant Ingrevia, Ltd. 4,897 37,758
Jubilant Pharmova, Ltd. 3,912 38,341
*Jupiter Wagons, Ltd. 7,369 20,018
Jyothy Labs, Ltd. 874 1,821
*Jyoti Structures, Ltd. 2,660 301
Kajaria Ceramics, Ltd. 4,339 54,493
Kalpataru Projects
International, Ltd. 9,581 129,494
Kalyan Jewellers India, Ltd. 12,447 79,914
Kalyani Steels, Ltd. 1,056 9,674
Kansai Nerolac Paints, Ltd. 4,027 8,303
Karnataka Bank, Ltd. (The) 10,167 30,342
Karur Vysya Bank, Ltd. (The) 53,168 190,823
Kaveri Seed Co., Ltd. 2,079 17,049
KCP, Ltd. (The) 2,788 4,721
KDDL, Ltd. 20 692
KEC International, Ltd. 3,892 19,129
KEI Industries, Ltd. 3,015 157,962
*Kellton Tech Solutions, Ltd. 1,080 161
Kewal Kiran Clothing, Ltd. 68 354
*Keystone Realtors, Ltd. 1,513 6,340
KFin Technologies, Ltd. 4,971 48,863
*Kiri Industries, Ltd. 3,169 13,772
Kirloskar Brothers, Ltd. 815 15,974
Kirloskar Oil Engines, Ltd. 10,611 243,525

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Kirloskar Pneumatic Co., Ltd. 3,325 $ 51,658
Kitex Garments, Ltd. 204 312
*Kolte-Patil Developers, Ltd. 72 291
Kotak Mahindra Bank, Ltd. 80,864 330,778
KP Energy, Ltd. 358 1,152
KPR Mill, Ltd. 3,994 43,944
KRBL, Ltd. 2,899 10,667
Ω*Krishna Institute of Medical
Sciences, Ltd. 17,046 143,761
KSB, Ltd. 2,858 25,637
ΩL&T Technology Services,
Ltd. 587 21,873
LA Opala RG, Ltd. 124 240
Larsen & Toubro, Ltd. 10,298 425,120
ΩLaurus Labs, Ltd. 8,203 156,142
Ω*Lemon Tree Hotels, Ltd. 37,653 43,132
LG Balakrishnan & Bros, Ltd. 1,542 25,670
Linde India, Ltd. 336 23,752
Lloyds Enterprises, Ltd. 25,961 21,756
Lloyds Metals & Energy, Ltd. 4,967 106,560
ΩLodha Developers, Ltd. 6,010 78,354
LT Foods, Ltd. 9,769 42,013
ΩLTM, Ltd. 1,847 84,440
Lumax Auto Technologies, Ltd. 2,273 37,360
Lumax Industries, Ltd. 27 1,495
Lupin, Ltd. 8,783 222,302
LUX Industries, Ltd. 20 262
Madhya Bharat Agro Products,
Ltd. 11,520 19,342
Mahanagar Gas, Ltd. 2,846 33,422
Maharashtra Seamless, Ltd. 2,566 15,204
Mahindra & Mahindra, Ltd. 21,958 782,102
*Mahindra Holidays & Resorts
India, Ltd. 2,719 6,224
Mahindra Lifespace
Developers, Ltd. 9,903 40,753
ΩMahindra Logistics, Ltd. 3,153 13,532
*Man Industries India, Ltd. 771 4,301
Man Infraconstruction, Ltd. 3,672 3,775
Mangalam Cement, Ltd. 44 438
Mangalore Refinery &
Petrochemicals, Ltd. 6,752 12,026
Mankind Pharma, Ltd. 2,335 60,436
Manorama Industries, Ltd. 1,385 23,290
Marico, Ltd. 20,635 188,292
Marksans Pharma, Ltd. 11,710 31,707
Maruti Suzuki India, Ltd. 1,991 297,017
*Max Estates, Ltd. 1,365 5,625
*Max Financial Services, Ltd. 3,730 58,600
Max Healthcare Institute, Ltd. 8,648 99,563
Mayur Uniquoters, Ltd. 68 535
Mazagon Dock Shipbuilders,
Ltd. 979 24,438
*Medplus Health Services, Ltd. 6,460 47,728
*Meghmani Organics, Ltd. 476 269
Metro Brands, Ltd. 1,384 15,036
ΩMetropolis Healthcare, Ltd. 12,876 78,600
Minda Corp., Ltd. 7,570 55,612
ΩMishra Dhatu Nigam, Ltd. 144 598
Shares Value
INDIA — (Continued)
MM Forgings, Ltd. 112 $ 642
MOIL, Ltd. 7,276 21,432
Mold-Tek Packaging, Ltd. 1,360 9,581
Monte Carlo Fashions, Ltd. 44 241
Morepen Laboratories, Ltd. 51,359 30,703
Motherson Sumi Wiring India,
Ltd. 171,498 72,992
Motilal Oswal Financial
Services, Ltd. 3,879 34,635
Mphasis, Ltd. 5,736 140,810
MPS, Ltd. 16 452
MRF, Ltd. 90 125,235
MSTC, Ltd. 92 596
Multi Commodity Exchange of
India, Ltd. 1,805 50,929
Narayana Hrudayalaya, Ltd. 3,933 83,644
Natco Pharma, Ltd. 2,413 23,191
National Aluminium Co., Ltd. 55,314 202,931
National Fertilizers, Ltd. 380 285
Nava, Ltd. 8,221 47,686
Navin Fluorine International,
Ltd. 1,111 88,115
Navneet Education, Ltd. 344 483
*Nazara Technologies, Ltd. 7,616 27,059
NBCC India, Ltd. 93,033 92,433
NESCO, Ltd. 1,190 13,280
Nestle India, Ltd. 13,063 206,675
Netweb Technologies India,
Ltd. 1,159 54,953
*Network18 Media &
Investments, Ltd. 6,267 1,934
Neuland Laboratories, Ltd. 278 55,483
NHPC, Ltd. 85,299 70,383
Nilkamal, Ltd. 20 377
ΩNippon Life India Asset
Management, Ltd. 6,243 75,990
Nitin Spinners, Ltd. 2,381 13,580
NLC India, Ltd. 5,467 17,069
NMDC, Ltd. 202,628 180,595
NOCIL, Ltd. 360 619
NRB Bearings, Ltd. 3,452 14,830
NTPC, Ltd. 62,451 227,282
Nucleus Software Exports, Ltd. 28 201
*Nuvoco Vistas Corp., Ltd. 8,501 30,707
Oberoi Realty, Ltd. 3,186 61,029
Oil & Natural Gas Corp., Ltd. 41,740 106,097
Oil India, Ltd. 7,222 34,712
Olectra Greentech, Ltd. 1,585 21,997
*One 97 Communications, Ltd. 9,080 127,804
Oracle Financial Services
Software, Ltd. 589 69,052
*Orchid Pharma, Ltd. 24 248
Orient Electric, Ltd. 8,117 14,868
*Orient Green Power Co., Ltd. 3,092 322
Oriental Hotels, Ltd. 176 243
Page Industries, Ltd. 36 15,234
*Panacea Biotec, Ltd. 68 300
Panama Petrochem, Ltd. 84 399
ΩParadeep Phosphates, Ltd. 26,642 41,138

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
ΩParag Milk Foods, Ltd. 172 $ 386
*Paramount Communications,
Ltd. 460 313
Patanjali Foods, Ltd. 4,097 15,226
*Patel Engineering, Ltd. 10,047 2,878
*PB Fintech, Ltd. 2,995 50,270
*PC Jeweller, Ltd. 37,263 3,616
PCBL CHEMICAL, Ltd. 8,048 26,814
PDS, Ltd. 2,421 9,225
Pearl Global Industries, Ltd. 1,240 26,834
*Pennar Industries, Ltd. 9,636 16,676
Persistent Systems, Ltd. 4,100 238,442
Petronet LNG, Ltd. 42,855 126,097
Phoenix Mills, Ltd. (The) 3,032 60,163
PI Industries, Ltd. 2,500 72,085
*Piccadily Agro Industries, Ltd. 153 1,177
Pidilite Industries, Ltd. 6,474 109,335
Piramal Pharma, Ltd. 37,317 76,503
Pitti Engineering, Ltd. 1,069 10,358
PNC Infratech, Ltd. 10,023 25,854
Pokarna, Ltd. 918 9,024
Polycab India, Ltd. 1,121 106,989
Polyplex Corp., Ltd. 1,875 21,720
Pondy Oxides & Chemicals,
Ltd. 4,618 25,412
Power Grid Corp. of India, Ltd. 60,422 180,003
Power Mech Projects, Ltd. 942 25,337
Praj Industries, Ltd. 1,092 3,570
Prakash Industries, Ltd. 372 481
ΩPrataap Snacks, Ltd. 32 389
Precision Wires India, Ltd. 6,057 23,653
Premier Explosives, Ltd. 40 278
Prestige Estates Projects, Ltd. 2,764 46,818
Pricol, Ltd. 7,946 58,016
*Prime Focus, Ltd. 6,013 18,094
Prince Pipes & Fittings, Ltd. 164 454
*Prism Johnson, Ltd. 352 393
Privi Speciality Chemicals, Ltd. 393 14,898
Procter & Gamble Health, Ltd. 572 39,593
Prudent Corporate Advisory
Services, Ltd. 749 25,842
*PSP Projects, Ltd. 76 779
Punjab National Bank 36,717 43,372
*Puravankara, Ltd. 188 415
*PVR Inox, Ltd. 5,558 65,858
R Systems International, Ltd. 2,144 5,898
Radico Khaitan, Ltd. 2,138 97,266
Railtel Corp. of India, Ltd. 7,843 23,386
Rain Industries, Ltd. 24,536 57,332
Rajratan Global Wire, Ltd. 56 291
Rallis India, Ltd. 4,258 9,690
Ram Ratna Wires, Ltd. 203 954
Ramco Cements, Ltd. (The) 6,922 66,616
*Ramco Systems, Ltd. 48 292
Ramkrishna Forgings, Ltd. 6,542 44,645
*Ramky Infrastructure, Ltd. 1,077 4,280
Rane Holdings, Ltd. 24 440
Shares Value
INDIA — (Continued)
Rashtriya Chemicals &
Fertilizers, Ltd. 2,374 $ 3,170
*Rategain Travel
Technologies, Ltd., Class A 1,217 11,714
Ratnamani Metals & Tubes,
Ltd. 625 15,452
*RattanIndia Power, Ltd. 21,948 2,003
Raymond Realty, Ltd. 2,124 14,316
*Raymond, Ltd. 765 4,651
ΩRBL Bank, Ltd. 85,590 336,834
Redington, Ltd. 58,295 196,516
Redtape, Ltd. 9,108 12,649
Relaxo Footwears, Ltd. 2,831 11,985
Reliance Industrial
Infrastructure, Ltd. 28 218
Reliance Industries, Ltd. 8,280 113,489
ΩReliance Industries, Ltd.,
GDR 27,839 1,522,793
*Religare Enterprises, Ltd. 4,488 11,907
Responsive Industries, Ltd. 212 381
*Restaurant Brands Asia, Ltd. 980 684
Rhi Magnesita India, Ltd. 3,136 12,770
Rico Auto Industries, Ltd. 352 523
RITES, Ltd. 12,413 27,852
Rossari Biotech, Ltd. 64 338
Route Mobile, Ltd. 96 543
RPG Life Sciences, Ltd. 16 464
*RPSG Ventures, Ltd. 44 431
Safari Industries India, Ltd. 1,845 30,157
*Sagar Cements, Ltd. 208 379
Saksoft, Ltd. 116 206
Ω*Salasar Techno
Engineering, Ltd. 2,452 150
*SAMHI Hotels, Ltd. 12,693 23,924
Samvardhana Motherson
International, Ltd. 185,511 293,096
Sandhar Technologies, Ltd. 1,794 11,785
Sandur Manganese & Iron
Ores, Ltd. (The) 384 857
Sangam India, Ltd. 52 332
Sanghvi Movers, Ltd. 278 1,194
Sanofi Consumer Healthcare
India, Ltd. 457 22,086
Sanofi India, Ltd. 496 17,248
ΩSansera Engineering, Ltd. 4,299 150,797
Sarda Energy & Minerals, Ltd. 3,862 20,910
Saregama India, Ltd. 2,149 11,776
Sasken Technologies, Ltd. 20 380
Savita Oil Technologies, Ltd. 84 530
SBI Cards & Payment
Services, Ltd. 7,334 50,742
ΩSBI Life Insurance Co., Ltd. 9,584 189,038
Schaeffler India, Ltd. 897 38,349
*Schneider Electric
Infrastructure, Ltd. 3,205 45,525
*SEAMEC, Ltd. 28 429
Senco Gold, Ltd. 4,588 19,388
*SEPC, Ltd. 2,854 177

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Seshasayee Paper & Boards,
Ltd. 140 $ 357
ΩSH Kelkar & Co., Ltd. 4,101 7,074
Shaily Engineering Plastics,
Ltd. 1,550 49,732
Shankara Buildpro, Ltd. 44 573
Shanthi Gears, Ltd. 48 207
Sharda Cropchem, Ltd. 1,463 12,569
*Sharda Motor Industries, Ltd. 974 8,894
Share India Securities, Ltd. 936 1,751
Sheela Foam, Ltd. 1,985 16,306
Shilpa Medicare, Ltd. 16,922 108,406
Shipping Corp. of India, Ltd. 12,316 37,620
Shivalik Bimetal Controls, Ltd. 1,744 13,698
*Shoppers Stop, Ltd. 629 2,568
Shree Cement, Ltd. 130 35,499
*Shriram Properties, Ltd. 220 194
Shyam Metalics & Energy, Ltd. 3,373 36,457
Siemens Energy India, Ltd. 283 9,583
Siemens, Ltd. 815 32,117
ΩSirca Paints India, Ltd. 335 1,476
SIS, Ltd. 2,896 12,821
Siyaram Silk Mills, Ltd. 76 480
SJS Enterprises, Ltd. 1,797 45,044
SJVN, Ltd. 22,570 16,232
SKF India Industrial, Ltd. 363 10,424
SKF India, Ltd. 708 10,979
Skipper, Ltd. 2,309 12,771
SML Mahindra, Ltd. 12 715
Sobha, Ltd. 1,389 19,976
Solar Industries India, Ltd. 872 168,076
*Solara Active Pharma
Sciences, Ltd. 68 366
Somany Ceramics, Ltd. 76 389
ΩSona BLW Precision
Forgings, Ltd. 5,469 44,101
South Indian Bank, Ltd. (The) 113,353 55,480
SP Apparels, Ltd. 36 374
SPR Auto Technologies, Ltd. 1,181 54,402
SRF, Ltd. 5,514 151,553
Star Cement, Ltd. 15,916 33,825
*Star Health & Allied Insurance
Co., Ltd. 7,977 50,246
State Bank of India 53,303 573,951
State Bank of India, GDR 375 40,575
Steel Authority of India, Ltd. 22,906 40,579
*Sterlite Technologies, Ltd. 26,680 155,763
*STL Networks, Ltd. 23,672 6,026
Strides Pharma Science, Ltd. 3,186 34,226
*Stylam Industries, Ltd. 569 20,182
*Subex, Ltd. 1,744 225
Subros, Ltd. 1,420 12,192
Sumitomo Chemical India, Ltd. 3,668 19,617
Sun Pharmaceutical Industries,
Ltd. 11,507 240,053
Sun TV Network, Ltd. 7,869 41,949
Sundram Fasteners, Ltd. 4,328 44,337
Suprajit Engineering, Ltd. 5,697 30,128
Supreme Industries, Ltd. 2,241 81,391
Shares Value
INDIA — (Continued)
Supreme Petrochem, Ltd. 4,077 $ 30,472
Supriya Lifescience, Ltd. 1,376 12,503
Surya Roshni, Ltd. 8,170 20,499
Suryoday Small Finance Bank,
Ltd. 236 401
*Suzlon Energy, Ltd. 381,299 191,858
Swan Corp., Ltd. 7,415 23,920
Swaraj Engines, Ltd. 233 8,861
Symphony, Ltd. 805 5,806
TAJGVK Hotels & Resorts,
Ltd. 52 198
Talbros Automotive
Components, Ltd. 72 308
Tamil Nadu Newsprint &
Papers, Ltd. 184 291
Tamilnad Mercantile Bank, Ltd. 5,000 44,631
Tanla Platforms, Ltd. 6,454 39,675
*TARC, Ltd. 284 409
Tata Chemicals, Ltd. 10,655 75,215
Tata Communications, Ltd. 4,245 78,142
Tata Consultancy Services,
Ltd. 6,198 153,665
Tata Consumer Products, Ltd. 8,777 99,632
Tata Elxsi, Ltd. 1,155 44,461
Tata Motors Passenger
Vehicles, Ltd. 80,475 286,552
Tata Motors, Ltd. 80,475 368,406
Tata Power Co., Ltd. (The) 28,965 115,568
Tata Steel, Ltd. 257,848 512,615
Tata Technologies, Ltd. 7,920 62,059
TCI Express, Ltd. 52 295
TD Power Systems, Ltd. 9,065 107,452
*TeamLease Services, Ltd. 36 466
Tech Mahindra, Ltd. 12,588 217,854
Techno Electric & Engineering
Co., Ltd. 1,833 18,832
Technocraft Industries India,
Ltd. 224 6,058
Tega Industries, Ltd. 907 14,121
Ω*Tejas Networks, Ltd. 240 1,290
Thanga Mayil Jewellery, Ltd. 1,119 61,295
Thejo Engineering, Ltd. 8 177
*Thirumalai Chemicals, Ltd. 176 321
Thomas Cook India, Ltd. 8,709 9,517
ΩThyrocare Technologies, Ltd. 2,342 14,212
Tilaknagar Industries, Ltd. 8,401 40,955
Time Technoplast, Ltd. 22,186 48,495
Timken India, Ltd. 1,745 57,525
Tips Music, Ltd. 3,168 22,181
Titagarh Rail System, Ltd. 4,902 42,395
Titan Co., Ltd. 6,913 353,218
Torrent Pharmaceuticals, Ltd. 6,324 339,555
Torrent Power, Ltd. 5,460 80,874
Transport Corp. of India, Ltd. 1,602 15,623
Trent, Ltd. 3,696 116,437
Trident, Ltd. 84,543 21,894
Triveni Engineering &
Industries, Ltd. 7,671 17,808

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
*Triveni Power Transmission,
Ltd. 2,557 $ 14,596
Triveni Turbine, Ltd. 5,721 36,077
TTK Prestige, Ltd. 1,430 9,616
Tube Investments of India, Ltd. 1,806 52,108
TVS Holdings, Ltd. 346 53,353
TVS Motor Co., Ltd. 6,898 311,814
TVS Srichakra, Ltd. 16 659
*TVS Supply Chain Solutions,
Ltd. 12,046 17,057
Uflex, Ltd. 112 552
Ω*Ujjivan Small Finance Bank,
Ltd. 87,733 65,973
UltraTech Cement, Ltd. 830 103,542
*Unichem Laboratories, Ltd. 80 430
Union Bank of India, Ltd. 69,998 125,625
United Breweries, Ltd. 336 4,996
United Spirits, Ltd. 4,694 74,576
Universal Cables, Ltd. 36 513
UNO Minda, Ltd. 5,249 64,942
UPL, Ltd. 24,040 152,255
Usha Martin, Ltd. 30,938 160,810
UTI Asset Management Co.,
Ltd. 3,160 29,909
*V2 Retail, Ltd. 11,700 26,895
VA Tech Wabag, Ltd. 2,542 52,676
Vadilal Industries, Ltd. 12 907
Vaibhav Global, Ltd. 3,879 10,829
Vardhman Special Steels, Ltd. 80 256
Vardhman Textiles, Ltd. 5,418 33,264
ΩVarroc Engineering, Ltd. 3,801 27,057
Varun Beverages, Ltd. 18,433 85,447
Vedanta Aluminium Metal, Ltd. 64,457 306,832
*Vedanta Iron and Steel, Ltd. 64,457 21,807
*Vedanta Oil and Gas, Ltd. 64,457 24,009
*Vedanta Power, Ltd. 64,457 23,320
Vedanta, Ltd. 64,457 178,512
Veedol Corp., Ltd. 20 293
Venky's India, Ltd. 24 377
ΩVenus Pipes & Tubes, Ltd. 56 978
Vesuvius India, Ltd. 6,385 29,695
V-Guard Industries, Ltd. 6,015 19,826
Vijaya Diagnostic Centre, Ltd. 3,986 56,163
Vimta Labs, Ltd. 620 3,956
Vinati Organics, Ltd. 1,954 26,717
Vindhya Telelinks, Ltd. 20 416
Vishnu Chemicals, Ltd. 88 566
V-Mart Retail, Ltd. 2,154 17,588
*Vodafone Idea, Ltd. 740,434 100,959
Voltamp Transformers, Ltd. 404 42,015
Voltas, Ltd. 3,488 48,579
VRL Logistics, Ltd. 6,909 19,236
VST Industries, Ltd. 176 409
VST Tillers Tractors, Ltd. 12 560
*Walchandnagar Industries,
Ltd. 104 253
Welspun Corp., Ltd. 8,735 151,108
Welspun Enterprises, Ltd. 168 1,043
Welspun Living, Ltd. 12,857 21,013
Shares Value
INDIA — (Continued)
West Coast Paper Mills, Ltd. 140 $ 836
Wheels India, Ltd. 166 2,452
Wipro, Ltd. 3,287 6,327
#Wipro, Ltd., Sponsored ADR 39,113 77,444
Wonderla Holidays, Ltd. 64 320
*Yes Bank, Ltd. 606,113 144,644
Zensar Technologies, Ltd. 7,800 41,524
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 202 5,119
Zydus Lifesciences, Ltd. 9,165 108,234
Zydus Wellness, Ltd. 7,270 44,005
TOTAL INDIA 48,379,195
INDONESIA — (1.0%)
ABM Investama TBK PT 2,200 307
Adi Sarana Armada TBK PT 6,900 234
AKR Corporindo TBK PT 555,400 45,218
Alam Sutera Realty TBK PT 34,400 224
Alamtri Minerals Indonesia
TBK PT 303,000 25,511
Allo Bank Indonesia TBK PT 126,400 6,638
ANTAM Persero TBK PT 437,800 70,071
Arwana Citramulia TBK PT 11,000 299
Astra Agro Lestari TBK PT 25,400 9,705
Astra International TBK PT 622,500 176,434
Astra Otoparts TBK PT 4,200 642
Avia Avian TBK PT 395,100 7,114
Bank BTPN Syariah TBK PT 229,900 12,649
Bank Central Asia TBK PT 1,035,100 363,844
*Bank Jago TBK PT 129,800 8,801
Bank Mandiri Persero TBK PT 980,500 228,315
*Bank Mayapada International
TBK PT 41,900 456
Bank Maybank Indonesia TBK
PT 36,000 382
Bank Negara Indonesia
Persero TBK PT 309,600 60,736
*Bank Neo Commerce TBK PT 1,017,300 14,925
Bank OCBC Nisp TBK PT 140,500 10,073
Bank Pan Indonesia TBK PT 286,900 14,270
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 11,100 487
Bank Pembangunan Daerah
Jawa Timur TBK PT 12,900 373
Bank Rakyat Indonesia
Persero TBK PT 1,090,800 184,285
*Bank Tabungan Negara
Persero TBK PT 1,108,500 74,849
Barito Pacific TBK PT 413,400 42,388
BISI International TBK PT 7,700 282
Blue Bird TBK PT 2,500 224
*Buana Lintas Lautan TBK PT 59,300 1,496
Bukit Asam Persero TBK PT 367,000 47,318
*Bumi Resources Minerals
TBK PT 655,600 20,403
*Bumi Resources TBK PT 2,904,400 26,632
*Bumi Serpong Damai TBK PT 42,100 1,334
*Cemindo Gemilang PT 7,300 325

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDONESIA — (Continued)
Charoen Pokphand Indonesia
TBK PT 195,000 $ 35,654
ΩCikarang Listrindo TBK PT 6,400 258
Ciputra Development TBK PT 1,128,100 36,048
Cisarua Mountain Dairy PT
TBK 62,900 16,080
*Citra Marga Nusaphala
Persada TBK PT 1,700 127
Darma Henwa TBK PT 1,400,000 35,790
Dayamitra Telekomunikasi PT 902,800 23,180
Dharma Satya Nusantara TBK
PT 275,200 20,417
Elnusa TBK PT 536,400 20,718
*Energi Mega Persada TBK PT 2,044,100 146,543
Erajaya Swasembada TBK PT 696,300 16,253
ESSA Industries Indonesia
TBK PT 858,900 30,549
Gajah Tunggal TBK PT 10,800 735
Garudafood Putra Putri Jaya
TBK PT 17,500 286
Golden Energy Mines TBK PT 1,400 504
Gudang Garam TBK PT 24,600 25,975
*Harum Energy TBK PT 69,200 3,211
*Impack Pratama Industri TBK
PT 97,900 8,406
Indah Kiat Pulp & Paper TBK
PT 121,700 56,812
Indika Energy TBK PT 50,300 7,352
Indofood CBP Sukses Makmur
TBK PT 66,800 25,894
Indofood Sukses Makmur TBK
PT 221,200 85,744
Indosat TBK PT 8,200 866
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 655,400 13,185
Japfa Comfeed Indonesia TBK
PT 529,100 63,219
Jasa Marga Persero TBK PT 59,600 9,075
Kawasan Industri Jababeka
TBK PT 119,900 866
*Lippo Karawaci TBK PT 374,900 1,250
Map Aktif Adiperkasa PT 782,500 28,266
*MD Entertainment TBK PT 2,090 123
MDS Retailing TBK PT 2,900 251
Medco Energi Internasional
TBK PT 609,900 43,555
Medikaloka Hermina TBK PT 683,600 30,392
*Merdeka Battery Materials
TBK PT 154,200 4,328
Merdeka Copper Gold TBK PT 94,200 14,239
*Metro Healthcare Indonesia
TBK PT 630,100 14,777
Metrodata Electronics TBK PT 211,300 5,930
Metropolitan Kentjana TBK PT 500 605
Midi Utama Indonesia TBK PT 562,600 8,879
Mitra Keluarga Karyasehat
TBK PT 303,000 29,721
*MNC Digital Entertainment
TBK PT 428,400 9,523
Shares Value
INDONESIA — (Continued)
Pabrik Kertas Tjiwi Kimia TBK
PT 76,400 $ 27,598
Pakuwon Jati TBK PT 856,300 12,658
Pantai Indah Kapuk Dua TBK
PT 400 139
Perusahaan Gas Negara
Persero TBK PT 566,800 47,249
*Petrindo Jaya Kreasi TBK PT 466,100 17,226
*Petrosea TBK PT 105,700 27,667
PT TIMAH Persero TBK 274,600 57,991
Puradelta Lestari TBK PT 31,700 261
Rukun Raharja TBK PT 405,500 20,056
Salim Ivomas Pratama TBK PT 10,100 345
*Sarana Meditama
Metropolitan TBK PT 13,700 226
Sarana Menara Nusantara
TBK PT 1,483,200 33,301
Selamat Sempurna TBK PT 306,600 30,500
Sumber Alfaria Trijaya TBK PT 726,700 53,511
Sumber Tani Agung
Resources TBK PT 223,600 13,420
Summarecon Agung TBK PT 877,400 15,896
Surya Citra Media TBK PT 69,500 803
Surya Semesta Internusa TBK
PT 343,300 31,480
Telkom Indonesia Persero
TBK PT 154,700 22,611
Telkom Indonesia Persero
TBK PT, Sponsored ADR 4,652 68,198
Temas TBK PT 28,100 189
Transcoal Pacific TBK PT 68,500 19,224
Trimegah Bangun Persada
TBK PT 335,600 16,692
Triputra Agro Persada PT 307,200 29,877
Tunas Baru Lampung TBK PT 8,900 307
Ultrajaya Milk Industry &
Trading Co. TBK PT 144,800 11,829
Unilever Indonesia TBK PT 316,200 30,840
United Tractors TBK PT 79,700 106,081
Vale Indonesia TBK PT 77,400 22,690
XLSMART Telecom Sejahtera
TBK PT 454,800 61,671
TOTAL INDONESIA 3,113,366
KOREA, REPUBLIC OF — (24.5%)
ABOV Semiconductor Co., Ltd. 20 93
Advanced Nano Products Co.,
Ltd. 240 6,725
Aekyung Chemical Co., Ltd. 68 393
Aekyung Industrial Co., Ltd. 32 256
Ahnlab, Inc. 567 21,078
*Air Busan Co., Ltd. 232 244
AJ Networks Co., Ltd. 285 856
Ajin Industrial Co., Ltd. 144 255
*Alteogen, Inc. 525 113,602
*ALUKO Co., Ltd. 212 237
Amorepacific Corp. 583 53,160
*Ananti, Inc. 4,030 10,120
*Anapass, Inc. 16 139
Asia Cement Co., Ltd. 1,006 6,280

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
ASIA Holdings Co., Ltd. 4 $ 541
*Asia Pacific Satellite, Inc. 12 58
Asia Paper Manufacturing Co.,
Ltd. 5,660 28,981
*Avaco Co., Ltd. 16 116
Baiksan Co., Ltd. 32 223
BGF retail Co., Ltd. 536 46,994
BH Co., Ltd. 3,044 32,176
*BHI Co., Ltd. 892 25,214
Binggrae Co., Ltd. 536 25,452
Bio Plus Co., Ltd. 757 1,872
*Bioneer Corp. 240 1,062
BNK Financial Group, Inc. 14,208 151,179
Boditech Med, Inc. 1,430 11,585
*Bookook Securities Co., Ltd. 12 436
Boryung 3,001 17,239
*Bosung Power Technology
Co., Ltd. 80 323
Bukwang Pharmaceutical Co.,
Ltd. 97 271
C&G Hi Tech Co., Ltd. 360 3,045
*Cafe24 Corp. 528 6,240
Caregen Co., Ltd. 2,087 81,390
Celltrion Pharm, Inc. 581 16,382
*Celltrion, Inc. 1,098 143,787
*Chabiotech Co., Ltd. 156 925
Cheil Worldwide, Inc. 5,400 71,699
Chemtronics Co., Ltd. 2,609 35,685
*Chemtros Co., Ltd. 28 64
Cheryong Electric Co., Ltd. 963 27,896
Chips&Media, Inc. 20 138
*Choil Aluminum Co., Ltd. 120 89
Chong Kun Dang
Pharmaceutical Corp. 694 32,566
Chongkundang Holdings Corp. 8 214
*Chunbo Co., Ltd. 184 4,020
*CJ CGV Co., Ltd. 8,045 30,528
CJ CheilJedang Corp. 568 76,254
CJ Corp. 470 42,658
*CJ ENM Co., Ltd. 1,118 24,584
CJ Freshway Corp. 689 10,898
CJ Logistics Corp. 854 44,626
Classys, Inc. 1,006 29,036
*CMG Pharmaceutical Co.,
Ltd. 172 88
Cosmax, Inc. 498 64,516
Cosmecca Korea Co., Ltd. 649 35,871
*CosmoAM&T Co., Ltd. 756 17,207
*Cosmochemical Co., Ltd. 287 1,788
Coway Co., Ltd. 3,642 233,740
Cowintech Co., Ltd. 257 1,588
*CS Wind Corp. 2,274 59,494
Cuckoo Homesys Co., Ltd. 749 11,295
*Curexo, Inc. 24 139
D.I Corp. 16 226
Dae Hwa Pharmaceutical Co.,
Ltd. 12 75
Dae Won Kang Up Co., Ltd. 144 362
*Daea TI Co., Ltd. 96 161
Shares Value
KOREA, REPUBLIC OF — (Continued)
Daechang Forging Co., Ltd. 56 $ 224
Daedong Corp. 1,094 4,880
Daeduck Electronics Co., Ltd. 3,270 222,021
*Dae-Il Corp. 2,636 7,876
Daejoo Electronic Materials
Co., Ltd. 585 29,092
Daesang Corp. 2,448 30,426
Daesang Holdings Co., Ltd. 56 294
*Daewon Cable Co., Ltd. 160 1,459
Daewon Pharmaceutical Co.,
Ltd. 187 969
*Daewoo Engineering &
Construction Co., Ltd. 16,135 144,634
Daewoong Co., Ltd. 1,384 15,852
Daewoong Pharmaceutical
Co., Ltd. 555 44,300
*Daishin Securities Co., Ltd. 933 16,917
*Danal Co., Ltd. 1,272 4,033
Daol Investment & Securities
Co., Ltd. 124 298
DB HiTek Co., Ltd. 3,609 210,358
DB Insurance Co., Ltd. 2,613 287,747
DB Securities Co., Ltd. 104 650
Dear U Co., Ltd. 78 1,085
Dentium Co., Ltd. 480 12,895
Digital Daesung Co., Ltd. 52 282
*DIO Corp. 12 102
*DK Tech Co., Ltd. 32 388
*DKME 93 106
*DL Holdings Co., Ltd. 704 21,208
<DMS Co., Ltd. 84 480
DN Automotive Corp. 2,404 68,038
Dohwa Engineering Co., Ltd. 56 192
*Dong-A Socio Holdings Co.,
Ltd. 231 14,291
Dong-A ST Co., Ltd. 366 8,844
Dongbang Transport Logistics
Co., Ltd. 308 383
Dongjin Semichem Co., Ltd. 6,236 171,242
Dongkoo Bio & Pharma Co.,
Ltd. 44 119
DongKook Pharmaceutical
Co., Ltd. 1,057 12,974
Dongkuk Industries Co., Ltd. 100 162
Dongkuk Steel Mill Co., Ltd. 7,786 49,205
Dongsuh Cos., Inc. 1,169 20,909
Dongsung Chemical Co., Ltd. 146 365
Dongsung Finetec Co., Ltd. 1,724 18,973
*Dongwha Enterprise Co., Ltd. 56 220
Dongwha Pharm Co., Ltd. 72 236
Dongwon Industries Co., Ltd. 543 13,483
Dongwon Systems Corp. 24 347
Dongwoon Anatech Co., Ltd. 4,262 80,415
Doosan Bobcat, Inc. 4,537 190,301
Doosan Co., Ltd. 92 75,500
*Doosan Enerbility Co., Ltd. 7,106 334,441
*Doosan Fuel Cell Co., Ltd. 2,693 46,372
Doosan Tesna, Inc. 1,009 45,365
*Dream Security Co., Ltd. 200 242

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*DRTECH Corp. 56 $ 30
*DSK Co., Ltd. 24 69
*Duk San Neolux Co., Ltd. 1,006 21,169
*Duksan Hi-Metal Co., Ltd. 640 3,932
DY POWER Corp. 28 212
Easy Bio, Inc. 173 746
*Easy Holdings Co., Ltd. 148 429
Ecoplastic Corp. 144 187
Ecopro BM Co., Ltd. 277 20,109
*Ecopro Co., Ltd. 1,485 82,390
E-MART, Inc. 955 53,454
*EMRO, Inc. 12 120
*EM-Tech Co., Ltd. 20 52
*Enchem Co., Ltd. 98 1,198
ENF Technology Co., Ltd. 3,502 101,938
EO Technics Co., Ltd. 153 31,765
*ESTsoft Corp. 12 65
*Eubiologics Co., Ltd. 1,899 10,563
Eugene Investment &
Securities Co., Ltd. 8,252 23,962
Eugene Technology Co., Ltd. 787 61,991
*Everybot, Inc. 4 35
*E-World 84 32
Exem Co., Ltd. 68 65
Exicon Co., Ltd. 12 110
F&F Co., Ltd. 1,547 87,349
FarmStory Co., Ltd. 224 161
*Fine M-Tec Co., Ltd. 72 357
*Fine Semitech Corp. 335 4,326
*Firstec Co., Ltd. 24 90
*Foosung Co., Ltd. 112 707
Gabia, Inc. 645 21,263
Galaxia Moneytree Co., Ltd. 20 66
GAMSUNG Corp. Co., Ltd. 5,628 16,205
Gaon Cable Co., Ltd. 21 1,977
GC Biopharma Corp. 346 28,128
*GC Cell Corp. 838 7,853
GC Corp. 458 2,988
GC MediAI Corp. 40 81
*GeneOne Life Science, Inc. 124 46
Global Standard Technology
Co., Ltd. 3,108 93,412
*Global Tax Free Co., Ltd. 1,252 4,163
*GnCenergy Co., Ltd. 1,077 27,648
GOLFZON Co., Ltd. 550 15,122
Grand Korea Leisure Co., Ltd. 1,980 13,027
GS Engineering &
Construction Corp. 9,756 160,467
GS Global Corp. 172 303
GS Holdings Corp. 4,680 292,151
GS P&L Co., Ltd. 27 668
GS Retail Co., Ltd. 3,226 56,003
HAESUNG DS Co., Ltd. 2,252 76,135
*Haesung Industrial Co., Ltd. 52 230
*Han Kuk Carbon Co., Ltd. 1,817 27,210
Hana Financial Group, Inc. 10,272 903,492
Hana Materials, Inc. 82 3,025
*Hana Micron, Inc. 2,358 49,122
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Hana Technology Co., Ltd. 12 $ 99
Hana Tour Service, Inc. 846 18,187
Hancom, Inc. 1,147 13,717
Handok, Inc. 32 201
Handsome Co., Ltd. 619 8,553
Hanil Cement Co., Ltd. 838 8,170
Hanil Feed Co., Ltd. 32 49
*Hanil Holdings Co., Ltd. 1,415 17,716
Hanjin Kal Corp. 404 31,652
Hanjin Logistics Corp. 75 789
Hankook Shell Oil Co., Ltd. 75 26,224
Hankook Tire & Technology
Co., Ltd. 3,605 170,932
Hanmi Pharm Co., Ltd. 300 70,176
*Hanmi Science Co., Ltd. 932 23,436
Hanmi Semiconductor Co.,
Ltd. 2,907 437,365
HanmiGlobal Co., Ltd. 364 4,057
Hannong Chemicals, Inc. 24 190
*Hanon Systems 12,704 29,450
Hansae Co., Ltd. 253 1,618
Hanshin Machinery Co. 44 68
Hansol Chemical Co., Ltd. 636 92,788
*Hansol IONES Co., Ltd. 1,738 10,411
Hansol Paper Co., Ltd. 64 328
Hansol Technics Co., Ltd. 104 510
*Hanssem Co., Ltd. 724 19,754
Hanwha Aerospace Co., Ltd. 621 399,423
Hanwha Corp. 1,011 59,425
*Hanwha Engine 2,614 71,598
*Hanwha Galleria Corp. 304 398
*Hanwha General Insurance
Co., Ltd. 6,798 26,988
*Hanwha Investment &
Securities Co., Ltd. 6,695 19,488
*Hanwha Life Insurance Co.,
Ltd. 10,593 32,841
*Hanwha Ocean Co., Ltd. 657 39,262
*Hanwha Solutions Corp. 11,874 212,378
Hanwha Systems Co., Ltd. 2,848 124,851
*Hanwha Vision Co., Ltd. 1,417 41,744
*Hanyang Digitech Co., Ltd. 280 3,549
Hanyang Securities Co., Ltd. 28 383
Harim Co., Ltd. 228 425
Harim Holdings Co., Ltd. 2,149 14,470
HB SOLUTION Co., Ltd. 68 76
HD Construction Equipment
Co., Ltd. 3,739 327,559
HD Hyundai Co., Ltd. 1,853 259,423
HD Hyundai Electric Co., Ltd. 581 278,743
*HD Hyundai Energy Solutions
Co., Ltd. 28 2,202
HD Hyundai Heavy Industries
Co., Ltd. 357 120,444
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 857 231,126
HDC Holdings Co., Ltd. 458 6,412
*HD-Hyundai Marine Engine 497 17,238
*Heung-A Shipping Co., Ltd. 228 266

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*HFR, Inc. 248 $ 2,494
Hite Jinro Co., Ltd. 2,583 27,901
*HK inno N Corp. 765 19,371
*HL Holdings Corp. 799 21,072
HL Mando Co., Ltd. 2,960 92,805
*HLB Co., Ltd. 629 13,500
*HLB Global Co., Ltd. 72 63
*HLB Therapeutics Co., Ltd. 1,457 1,693
*Hotel Shilla Co., Ltd. 1,681 51,349
HPSP Co., Ltd. 1,821 44,193
HS Hyosung Advanced
Materials Corp. 239 26,956
HS Industries Co., Ltd. 211 360
*Hugel, Inc. 287 46,803
Humedix Co., Ltd. 716 12,053
Huons Co., Ltd. 1,331 22,919
Hwa Shin Co., Ltd. 2,031 10,271
*HYBE Co., Ltd. 241 28,534
Hyosung Corp. 443 44,900
Hyosung Heavy Industries
Corp. 95 161,054
Hyosung TNC Corp. 325 70,211
Hyundai Autoever Corp. 397 101,499
Hyundai Bioland Co., Ltd. 52 118
Hyundai BNG Steel Co., Ltd. 28 215
Hyundai Department Store
Co., Ltd. 699 58,246
Hyundai Elevator Co., Ltd. 926 44,101
Hyundai Engineering &
Construction Co., Ltd. 178 11,811
Hyundai Glovis Co., Ltd. 1,867 261,906
Hyundai Green Food 2,561 32,477
Hyundai Livart Furniture Co.,
Ltd. 40 154
*Hyundai Marine & Fire
Insurance Co., Ltd. 4,350 117,316
Hyundai Motor Co. 4,624 1,258,408
Hyundai Motor Securities Co.,
Ltd. 3,088 16,353
Hyundai Movex Co., Ltd. 108 1,614
Hyundai Rotem Co., Ltd. 2,550 239,135
Hyundai Steel Co. 2,623 48,479
Hyundai Wia Corp. 861 35,148
HyVision System, Inc. 1,430 9,809
i3system, Inc. 266 10,952
iFamilySC Co., Ltd. 402 2,129
*Il Dong Pharmaceutical Co.,
Ltd. 579 5,576
Iljin Electric Co., Ltd. 1,498 54,637
*Iljin Holdings Co., Ltd. 68 272
*Iljin Hysolus Co., Ltd. 16 112
Iljin Power Co., Ltd. 24 179
<Ilyang Pharmaceutical Co.,
Ltd. 40 235
iM Financial Group Co., Ltd. 19,117 227,280
iMarketKorea, Inc. 68 346
InBody Co., Ltd. 1,559 50,520
Incar Financial Service Co.,
Ltd. 2,963 20,762
Shares Value
KOREA, REPUBLIC OF — (Continued)
Industrial Bank of Korea 9,646 $ 139,714
Innocean Worldwide, Inc. 1,199 16,004
Innox Advanced Materials Co.,
Ltd. 2,028 27,880
*Insun ENT Co., Ltd. 88 176
Intellian Technologies, Inc. 170 6,940
*Interflex Co., Ltd. 40 185
IPARK Hyundai Development
Co. 2,191 30,505
*IS Dongseo Co., Ltd. 206 2,605
ISC Co., Ltd. 273 24,816
i-SENS, Inc. 318 3,736
*ISU Abxis Co., Ltd. 36 79
*ISU Chemical Co., Ltd. 24 209
IsuPetasys Co., Ltd. 4,633 242,098
*Itcenglobal Co., Ltd. 1,530 22,590
*Jahwa Electronics Co., Ltd. 2,180 33,869
JB Financial Group Co., Ltd. 6,963 129,179
*Jeil Pharmaceutical Co., Ltd. 8 53
*Jeju Air Co., Ltd. 333 980
*Jeju Semiconductor Corp. 2,492 113,789
*Jin Air Co., Ltd. 174 635
Jinsung T.E.C. 390 3,638
*JNTC Co., Ltd. 60 558
Jusung Engineering Co., Ltd. 1,688 147,405
JVM Co., Ltd. 247 4,115
JW Holdings Corp. 128 337
JW Life Science Corp. 32 250
JW Pharmaceutical Corp. 451 7,434
JYP Entertainment Corp. 1,462 44,300
K Car Co., Ltd. 292 1,512
*K Ensol Co., Ltd. 16 89
Kakao Corp. 2,763 72,481
*Kakao Games Corp. 2,483 13,881
KakaoBank Corp. 2,949 45,713
*Kakaopay Corp. 772 23,067
Kangnam Jevisco Co., Ltd. 24 205
*Kangwon Energy Co., Ltd. 40 205
KB Financial Group, Inc. 878 103,769
KB Financial Group, Inc.,
Sponsored ADR 8,989 1,059,084
*KBI Dongyang Steel Pipe
Co., Ltd. 129 97
KC Tech Co., Ltd. 145 7,099
*KCC Glass Corp. 560 8,641
KCTC 96 254
*Keeps Biopharma, Inc. 36 142
KEPCO Engineering &
Construction Co., Inc. 76 4,744
KEPCO Plant Service &
Engineering Co., Ltd. 1,015 32,001
KG Chemical Corp. 886 2,536
KG DONGBUSTEEL 4,728 18,040
KG Eco Solution Co., Ltd. 116 439
KG Financial Co., Ltd. 80 219
*KG Mobility Corp. 208 414
KH Vatec Co., Ltd. 2,090 14,234
KINX, Inc. 501 45,577
KISWIRE, Ltd. 34 400

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
KIWOOM Securities Co., Ltd. 494 $ 101,697
*KMW Co., Ltd. 28 281
*KNJ Co., Ltd. 20 348
Koh Young Technology, Inc. 96 1,835
*Kolmar BNH Co., Ltd. 20 118
*Kolmar Korea Co., Ltd. 803 53,620
Kolon Corp. 318 5,152
Kolon Industries, Inc. 2,332 78,595
*Kolon Life Science, Inc. 12 120
KoMiCo, Ltd. 1,166 44,491
*KONA I Co., Ltd. 238 6,627
Korea Aerospace Industries,
Ltd. 3,344 298,584
Korea Circuit Co., Ltd. 44 1,434
Korea District Heating Corp. 4 188
Korea Electric Power Corp. 43 1,050
Korea Electric Power Corp.,
Sponsored ADR 10,638 127,124
Korea Electric Terminal Co.,
Ltd. 631 27,396
Korea Electronic Power
Industrial Development Co.,
Ltd. 40 289
Korea Fuel-Tech Corp. 884 3,379
Korea Gas Corp. 766 18,509
Korea Information &
Communications Co., Ltd. 60 326
Korea Information Certificate
Authority, Inc. 64 192
Korea Investment Holdings
Co., Ltd. 2,472 358,047
*Korea Line Corp. 15,412 20,107
Korea Petrochemical Ind Co.,
Ltd. 397 23,808
Korea Petroleum Industries
Co. 8 59
Korea Ratings Corp. 4 284
Korea United Pharm, Inc. 813 10,179
Korea Zinc Co., Ltd. 73 51,152
Korean Air Lines Co., Ltd. 10,032 182,246
Korean Reinsurance Co. 8,069 77,934
*Krafton, Inc. 816 139,081
KSS LINE, Ltd. 5,251 36,794
KT Skylife Co., Ltd. 92 260
KT&G Corp. 1,996 250,743
Kumho Petrochemical Co., Ltd. 593 47,583
*Kumho Tire Co., Inc. 13,705 70,077
Kwang Dong Pharmaceutical
Co., Ltd. 2,822 11,975
Kyeryong Construction
Industrial Co., Ltd. 28 360
Kyobo Securities Co., Ltd. 60 404
Kyung Dong Navien Co., Ltd. 346 15,411
Kyung-In Synthetic Corp. 132 262
*L&C Bio Co., Ltd. 16 582
*L&F Co., Ltd. 170 8,740
*L&K Biomed Co., Ltd. 16 34
*LabGenomics Co., Ltd. 1,314 504
Lake Materials Co., Ltd. 3,901 29,660
Shares Value
KOREA, REPUBLIC OF — (Continued)
*LB Semicon, Inc. 7,636 $ 17,139
Lee Ku Industrial Co., Ltd. 48 131
LEENO Industrial, Inc. 2,562 115,188
LG Chem, Ltd. 1,702 308,000
*LG Display Co., Ltd. 16,961 109,568
#*LG Display Co., Ltd.,
Sponsored ADR 3,268 9,804
LG Electronics, Inc. 5,281 600,442
*LG Energy Solution, Ltd. 334 76,841
LG H&H Co., Ltd. 305 61,398
LG Innotek Co., Ltd. 825 297,433
LG Uplus Corp. 13,568 140,657
LIG Accuver Co., Ltd. 16 297
LIG Defense&Aerospace Co.,
Ltd. 571 279,953
*LigaChem Biosciences, Inc. 254 15,589
*Lightron Fiber-Optic Devices,
Inc. 427 562
*LOT Vacuum Co., Ltd. 372 2,059
Lotte Chemical Corp. 454 17,992
Lotte Chilsung Beverage Co.,
Ltd. 545 38,609
Lotte Corp. 297 4,708
*Lotte Energy Materials Corp. 1,002 19,222
Lotte Innovate Co., Ltd. 20 250
*Lotte Non-Life Insurance Co.,
Ltd. 240 320
Lotte Rental Co., Ltd. 1,926 53,159
Lotte Shopping Co., Ltd. 530 43,606
*Lotte Tour Development Co.,
Ltd. 1,725 14,059
Lotte Wellfood Co., Ltd. 51 3,685
LS Corp. 1,151 215,555
LS Eco Energy, Ltd. 854 24,170
LS Electric Co., Ltd. 2,075 268,963
LS Materials, Ltd. 968 7,027
LTC Co., Ltd. 298 7,222
*LVMC Holdings 13,867 12,207
LX INTERNATIONAL Corp. 3,109 81,558
LX Semicon Co., Ltd. 1,140 27,347
Macquarie Korea Infrastructure
Fund 14,712 104,326
Macrogen, Inc. 12 95
Maeil Dairies Co., Ltd. 20 476
*Manyo Co., Ltd. 24 261
Mcnex Co., Ltd. 2,247 27,818
Medytox, Inc. 298 15,049
*Meerecompany, Inc. 8 52
MegaStudyEdu Co., Ltd. 743 21,341
*Meritz Financial Group, Inc. 3,531 307,108
*MiCo, Ltd. 2,506 25,751
*Mirae Asset Life Insurance
Co., Ltd. 1,968 21,382
Mirae Asset Securities Co.,
Ltd. 2,738 66,352
Misto Holdings Corp. 2,755 87,247
Miwon Commercial Co., Ltd. 110 9,506
Miwon Specialty Chemical
Co., Ltd. 4 345

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
MNTech Co., Ltd. 1,007 $ 4,528
*Modetour Network, Inc. 16 95
mPlus Corp. 382 2,339
*Myoung Shin Industrial Co.,
Ltd. 2,688 12,274
Namhae Chemical Corp. 72 275
Namuga Co., Ltd. 36 333
*NanoenTek, Inc. 44 107
NAVER Corp. 1,321 192,725
Neosem, Inc. 24 139
*Neovue Co., Ltd. 950 9,798
*Nepes Ark Corp. 1,136 18,804
*NEPES Corp. 158 1,680
ΩNetmarble Corp. 723 19,423
New Power Plasma Co., Ltd. 702 4,929
Newflex Technology Co., Ltd. 52 100
*Nexen Corp. 104 417
Nexen Tire Corp. 168 728
*Nexon Games Co., Ltd. 24 152
*Nexteel Co., Ltd. 53 401
NEXTIN, Inc. 597 12,081
NH Investment & Securities
Co., Ltd. 7,778 155,484
NHN KCP Corp. 934 7,973
*NICE Holdings Co., Ltd. 2,729 24,616
NICE Information &
Telecommunication, Inc. 24 474
NICE Information Service Co.,
Ltd. 1,212 11,995
Nong Shim Holdings Co., Ltd. 64 4,022
NongShim Co., Ltd. 130 34,923
NOROO Paint & Coatings Co.,
Ltd. 40 213
*NOVAREX Co., Ltd. 390 3,830
*OCI Co., Ltd. 843 40,740
OCI Holdings Co., Ltd. 2,896 386,553
*Okins Electronics Co., Ltd. 639 4,791
*OptoElectronics Solutions
Co., Ltd. 12 132
*Oriental Precision &
Engineering Co., Ltd. 80 242
Orion Corp. 1,764 163,074
*OSTEONIC Co., Ltd. 52 179
Otoki Corp. 118 26,775
Pan Ocean Co., Ltd. 19,553 75,019
Paradise Co., Ltd. 3,185 21,670
Park Systems Corp. 619 110,714
Partron Co., Ltd. 6,189 23,398
*Pearl Abyss Corp. 817 19,025
*Pentastone Electronics, Inc. 900 4,589
People & Technology, Inc. 1,122 22,272
PharmaResearch Co., Ltd. 339 80,488
Pharmicell Co., Ltd. 2,113 15,013
*Philoptics Co., Ltd. 12 202
PI Advanced Materials Co.,
Ltd. 776 9,699
PKC Co., Ltd. 877 2,796
Poongsan Corp. 1,417 70,766
Posco DX Co., Ltd. 1,250 16,886
Shares Value
KOREA, REPUBLIC OF — (Continued)
POSCO Future M Co., Ltd. 8 $ 773
POSCO Holdings, Inc.,
Sponsored ADR 5,681 302,059
Posco International Corp. 3,983 145,832
Posco M-Tech Co., Ltd. 28 201
POSCO Steeleon Co., Ltd. 120 360
*Power Logics Co., Ltd. 88 172
Protec Co., Ltd. 8 324
PSK Holdings, Inc. 557 38,209
PSK, Inc. 2,299 208,985
Pulmuone Co., Ltd. 160 991
Pumtech Korea Co., Ltd. 441 14,260
*Rainbow Robotics 4 1,215
*Reyon Pharmaceutical Co.,
Ltd. 12 83
*Robostar Co., Ltd. 12 517
S&S Tech Corp. 679 19,455
S-1 Corp. 818 40,851
Sajo Industries Co., Ltd. 8 266
Sam Chun Dang Pharm Co.,
Ltd. 4 420
Sam-A Aluminum Co., Ltd. 4 85
Samchully Co., Ltd. 4 332
Samick THK Co., Ltd. 16 88
*Samil Pharmaceutical Co.,
Ltd. 28 122
Samji Electronics Co., Ltd. 40 913
Samjin Pharmaceutical Co.,
Ltd. 24 298
Sammok S-Form Co., Ltd. 20 193
SAMPYO Cement Co., Ltd. 2,054 10,099
Ω*Samsung Biologics Co., Ltd. 138 143,740
Samsung E&A Co., Ltd. 9,413 289,184
Samsung Electro-Mechanics
Co., Ltd. 1,559 1,248,775
Samsung Electronics Co., Ltd. 75,103 13,827,970
Samsung Electronics Co., Ltd.,
GDR 2,285 9,569,580
*Samsung Episholdings Co.,
Ltd. 126 33,142
Samsung Fire & Marine
Insurance Co., Ltd. 776 343,994
*Samsung Heavy Industries
Co., Ltd. 10,208 152,866
Samsung Life Insurance Co.,
Ltd. 1,793 391,751
*Samsung Pharmaceutical
Co., Ltd. 148 129
*Samsung SDI Co., Ltd. 1,236 344,176
Samsung SDS Co., Ltd. 907 131,053
Samsung Securities Co., Ltd. 2,280 159,601
SAMT Co., Ltd. 5,674 35,858
Samwha Capacitor Co., Ltd. 863 43,341
Samwha Electric Co., Ltd. 8 122
Samyang Foods Co., Ltd. 167 136,814
Samyoung Co., Ltd. 80 352
Sang-A Frontec Co., Ltd. 16 145
Sangsin Energy Display
Precision Co., Ltd. 48 429

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Sanil Electric Co., Ltd. 43 $ 4,319
Saramin Co., Ltd. 16 183
Satrec Initiative Co., Ltd. 148 6,675
*SD Biosensor, Inc. 3,452 15,375
SeAH Besteel Holdings Corp. 60 1,401
SeAH Holdings Corp. 4 328
SeAH Steel Corp. 46 4,078
SeAH Steel Holdings Corp. 8 587
Seegene, Inc. 2,005 37,830
Segyung Hitech Co., Ltd. 69 142
Sejin Heavy Industries Co.,
Ltd. 990 7,027
*SEMCNS Co., Ltd. 28 216
*Seobu T&D 8,201 55,912
*Seojin System Co., Ltd. 1,478 34,211
*Seoul Auction Co., Ltd. 20 68
*Seoul Semiconductor Co.,
Ltd. 8,097 48,331
Seoyon Co., Ltd. 56 294
Seoyon E-Hwa Co., Ltd. 1,619 12,253
SFA Engineering Corp. 244 3,423
*SFA Nexel Co., Ltd. 4,585 21,354
*SFA Semicon Co., Ltd. 5,495 18,770
SGC Energy Co., Ltd. 180 5,145
*SHIFT UP Corp. 674 14,939
*Shin Heung Energy &
Electronics Co., Ltd. 1,094 3,192
Shinhan Financial Group Co.,
Ltd. 616 43,509
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 10,589 740,489
*SHINHWAPRITECH Co., Ltd. 68 89
Shinil Electronics Co., Ltd. 96 72
Shinsegae International, Inc. 60 453
Shinsegae, Inc. 1,791 531,383
*Shinsung E&G Co., Ltd. 687 6,794
Silicon2 Co., Ltd. 1,281 30,504
SIMMTECH Co., Ltd. 679 39,482
*SK Biopharmaceuticals Co.,
Ltd. 1,147 63,557
*SK Bioscience Co., Ltd. 398 9,450
SK Discovery Co., Ltd. 597 21,565
SK Gas, Ltd. 156 24,455
SK hynix, Inc. 17,151 20,667,334
Ω*SK IE Technology Co., Ltd. 1,424 13,244
*SK Innovation Co., Ltd. 1,530 118,584
SK Networks Co., Ltd. 11,544 59,271
*SK oceanplant Co., Ltd. 1,804 15,842
*SK Securities Co., Ltd. 5,136 7,259
SK Telecom Co., Ltd., ADR 3,890 123,041
SK, Inc. 1,125 439,521
*SKC Co., Ltd. 314 15,902
SL Corp. 2,982 110,646
SM Entertainment Co., Ltd. 298 14,297
*SMEC Co., Ltd. 198 540
*SOCAR, Inc. 32 219
S-Oil Corp. 1,904 170,007
Solid, Inc. 11,717 69,610
SOLUM Co., Ltd. 3,947 37,513
Shares Value
KOREA, REPUBLIC OF — (Continued)
Solus Advanced Materials Co.,
Ltd. 1,275 $ 5,750
Songwon Industrial Co., Ltd. 1,422 12,009
Soulbrain Co., Ltd. 203 35,953
SP SAMHWA Co., Ltd. 52 213
*SPG Co., Ltd. 78 5,176
ST Pharm Co., Ltd. 419 26,009
*STX Engine Co., Ltd. 81 1,310
*Suheung Co., Ltd. 24 356
*Sukgyung AT Co., Ltd. 4 97
Sung Kwang Bend Co., Ltd. 1,107 20,770
Sungshin Cement Co., Ltd. 76 402
Sungwoo Hitech Co., Ltd. 9,934 39,089
Sunic System, Ltd. 119 4,950
Sunjin Co., Ltd. 1,316 8,778
*SY Co., Ltd. 60 72
*Synergy Innovation Co., Ltd. 80 84
Systems Technology, Inc. 258 3,972
T&L Co., Ltd. 527 20,552
*Taewoong Co., Ltd. 861 16,577
*Taihan Cable & Solution Co.,
Ltd. 1,109 18,046
TechWing, Inc. 1,700 49,425
*Telechips, Inc. 32 189
TEMC Co., Ltd. 604 3,389
TES Co., Ltd. 425 38,753
*Theragen Etex Co., Ltd. 116 166
*TK Corp. 2,272 34,741
TKG Huchems Co., Ltd. 1,233 12,877
*TLB Co., Ltd. 1,378 25,517
Tokai Carbon Korea Co., Ltd. 341 39,584
*Tongyang Life Insurance Co.,
Ltd. 3,835 22,407
Toptec Co., Ltd. 140 294
Tovis Co., Ltd. 1,735 12,841
*Trinity Airways Co., Ltd. 7,397 2,895
TS Corp. 168 305
TSE Co., Ltd. 122 15,968
Tuksu Construction Co., Ltd. 40 98
TYM Corp. 622 2,596
Unid Co., Ltd. 372 15,734
Union Semiconductor
Equipment & Materials Co.,
Ltd. 40 210
Uniquest Corp. 632 2,163
*Unison Co., Ltd. 384 196
*UniTest, Inc. 28 163
Unitrontech Co., Ltd. 76 283
Value Added Technology Co.,
Ltd. 909 11,062
VICTEK Co., Ltd. 40 80
Vieworks Co., Ltd. 20 308
*Vina Tech Co., Ltd. 4 158
Vitzro Tech Co., Ltd. 32 170
Vitzrocell Co., Ltd. 2,528 48,762
*VM, Inc. 28 1,286
*VT Co., Ltd. 1,649 13,521
Wemade Co., Ltd. 1,159 12,999
Won Tech Co., Ltd. 3,428 11,698

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
WONIK IPS Co., Ltd. 2,980 $ 204,004
Wonik Materials Co., Ltd. 264 5,805
*WONIK PNE Co., Ltd. 52 65
Wonik QnC Corp. 2,071 35,880
Woojin, Inc. 1,092 10,103
Woori Financial Group, Inc. 8,967 211,329
Woori Financial Group, Inc.,
ADR 6,836 471,205
*Woori Technology, Inc. 140 887
Worldex Industry & Trading
Co., Ltd. 1,639 33,741
Y G-1 Co., Ltd. 60 712
*YC Corp. 812 4,921
*Yest Co., Ltd. 24 362
YG Entertainment, Inc. 585 15,654
*YMT Co., Ltd. 16 83
Youlchon Chemical Co., Ltd. 16 152
Youngone Holdings Co., Ltd. 238 32,052
Yuanta Securities Korea Co.,
Ltd. 1,701 5,226
Yuhan Corp. 658 33,922
*Yungjin Pharmaceutical Co.,
Ltd. 136 111
Zeus Co., Ltd. 2,148 12,731
TOTAL KOREA, REPUBLIC
OF 75,510,501
KUWAIT — (0.9%)
A'ayan Leasing & Investment
Co. KSCP 46,055 42,572
*Acico Industries Co. KSC 20,228 37,331
Al Ahli Bank of Kuwait KSCP 58,571 50,734
Ali Alghanim Sons Automotive
Co. KSCC 5,122 14,833
*<Arabi Group Holding KSC 308 72
Beyout Holding Co. KPSC 8,022 8,945
Boubyan Bank KSCP 386 803
Boursa Kuwait Securities Co.
KPSC 4,071 36,907
Burgan Bank SAK 35,867 21,794
Combined Group Contracting
Co. SAK 11,134 33,755
Commercial Real Estate Co.
KSC 45,529 28,401
Gulf Bank KSCP 137,211 156,103
Gulf Cables & Electrical
Industries Group Co. KSCP 8,100 43,694
Heavy Engineering & Ship
Building Co. KSCP 12,278 26,747
Humansoft Holding Co. KSC 4,490 34,814
*IFA Hotels & Resorts-KPSC 303 575
Integrated Holding Co. KCSC 19,855 26,952
JTC Logistics Transportation &
Stevedoring Co. KSCP 10,586 14,575
Kuwait Finance House KSCP 236,588 600,264
Kuwait Insurance Co. SAK 644 966
Kuwait International Bank
KSCP 64,356 53,040
*Kuwait Real Estate Co. KSC 22,910 24,509
Shares Value
KUWAIT — (Continued)
Kuwait Telecommunications
Co. 19,656 $ 39,833
Mabanee Co. KPSC 16,792 50,365
Mezzan Holding Co. KSCC 7,267 25,625
Mobile Telecommunications
Co. KSCP 134,045 258,645
National Bank of Kuwait SAKP 146,001 404,877
Oula Fuel Marketing Co. 11,953 12,362
Salhia Real Estate Co. KSCP 26,482 32,782
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 39,217 18,379
Warba Bank KSCP 619,675 558,789
TOTAL KUWAIT 2,660,043
MALAYSIA — (1.7%)
7-Eleven Malaysia Holdings
BHD 400 194
#99 Speed Mart Retail
Holdings BHD 25,800 23,107
Able Global BHD 800 304
Aeon Co. M BHD 83,400 21,429
#AFFIN Bank BHD 34,709 18,771
Ajinomoto Malaysia BHD 100 462
Alliance Bank Malaysia BHD 35,705 41,590
#Allianz Malaysia BHD 6,300 32,375
AME Elite Consortium BHD 1,000 335
AMMB Holdings BHD 78,300 129,526
Ancom Nylex BHD 2,000 431
*Astro Malaysia Holdings BHD 10,100 161
Aurelius Technologies BHD 49,100 8,651
Axiata Group BHD 77,500 37,740
#Bank Islam Malaysia BHD 31,900 16,627
Batu Kawan BHD 300 1,542
*Berjaya Corp. BHD 207,900 12,719
#*Berjaya Property BHD 3,700 231
British American Tobacco
Malaysia BHD 400 468
Bursa Malaysia BHD 20,300 42,721
*Capital A BHD 20,100 1,820
#Carlsberg Brewery Malaysia
BHD 5,900 23,014
CCK Consolidated Holdings
BHD 700 192
CELCOMDIGI BHD 89,800 65,485
*Chin Hin Group BHD 23,700 12,179
CIMB Group Holdings BHD 225,400 435,190
Crescendo Corp. BHD 900 275
#*D&O Green Technologies
BHD 105,600 8,269
#*Dagang NeXchange BHD 198,100 21,815
Dayang Enterprise Holdings
BHD 54,700 21,417
Dialog Group BHD 20,300 9,836
#DRB-Hicom BHD 3,000 719
Duopharma Biotech BHD 1,000 299
DXN Holdings BHD 2,000 228
Eastern & Oriental BHD 87,000 15,967
#Eco World Development
Group BHD 93,800 47,285

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
MALAYSIA — (Continued)
EG Industries BHD 11,200 $ 5,043
*Ekovest BHD 6,300 308
#Farm Fresh BHD 39,900 21,871
#Fraser & Neave Holdings
BHD 2,600 17,751
Frontken Corp. BHD 180,200 229,742
Gamuda BHD 46,512 48,601
Gas Malaysia BHD 11,400 14,562
Genting BHD 68,100 35,329
Genting Malaysia BHD 102,900 44,066
#Genting Plantations BHD 24,600 34,614
*Greatech Technology BHD 22,600 13,162
Guan Chong BHD 95,766 28,122
HAP Seng Consolidated BHD 600 407
Hap Seng Plantations Holdings
BHD 800 484
#Hartalega Holdings BHD 107,600 26,857
#Heineken Malaysia BHD 7,100 33,324
#Hextar Global BHD 59,772 11,263
Hiap Teck Venture BHD 3,900 248
Hibiscus Petroleum BHD 192,500 91,386
Hong Leong Bank BHD 2,300 12,405
Hong Leong Financial Group
BHD 200 906
#Hong Leong Industries BHD 3,300 14,309
#Hume Cement Industries
BHD 400 281
Hup Seng Industries BHD 900 208
IGB BHD 2,700 1,546
IHH Healthcare BHD 21,900 44,749
Inari Amertron BHD 47,500 25,804
IOI Corp. BHD 19,000 20,597
IOI Properties Group BHD 18,300 16,972
#ITMAX SYSTEM BHD 33,500 38,939
Jaya Tiasa Holdings BHD 46,300 12,690
Kelington Group BHD 109,100 221,858
#Kenanga Investment Bank
BHD 1,800 308
Kerjaya Prospek Group BHD 2,300 1,430
Kim Loong Resources BHD 800 548
*Kinergy Advancement BHD 7,200 722
#Kossan Rubber Industries
BHD 84,300 21,660
#KPJ Healthcare BHD 74,600 56,591
Kretam Holdings BHD 1,800 286
#KSL Holdings BHD 18,771 13,321
Kuala Lumpur Kepong BHD 14,378 73,957
#Lagenda Properties BHD 1,700 583
#LBS Bina Group BHD 3,400 354
Leong Hup International BHD 65,600 12,361
#LPI Capital BHD 14,900 54,692
Magnum BHD 41,100 12,572
#Mah Sing Group BHD 92,100 23,439
#Malakoff Corp. BHD 111,200 21,905
#Malayan Banking BHD 86,300 230,190
Malayan Cement BHD 35,400 56,307
Malayan Flour Mills BHD 2,700 423
#Malaysia Smelting Corp. BHD 32,300 15,650
Shares Value
MALAYSIA — (Continued)
#Malaysian Pacific Industries
BHD 4,700 $ 52,906
#Malaysian Resources Corp.
BHD 262,900 19,943
#Matrix Concepts Holdings
BHD 94,700 28,040
Maxis BHD 57,300 51,881
MBSB BHD 174,700 27,147
Mega First Corp. BHD 46,600 34,096
Mi Technovation BHD 4,800 6,554
MISC BHD 23,200 45,361
MNRB Holdings BHD 22,500 14,866
Ω#MR. D.I.Y. Group M BHD 95,200 36,808
#Muhibbah Engineering M
BHD 1,600 202
Nestle Malaysia BHD 1,100 27,214
#NEXG BHD 4,100 276
OCK Group BHD 2,900 266
Padini Holdings BHD 46,900 16,756
#Pantech Group Holdings BHD 2,000 316
#Paramount Corp. BHD 1,000 247
#Pecca Group BHD 500 163
Petronas Chemicals Group
BHD 49,000 57,315
Petronas Dagangan BHD 6,600 31,526
#Petronas Gas BHD 4,200 18,027
#Pharmaniaga BHD 57,480 16,598
PPB Group BHD 14,700 33,778
#Press Metal Aluminium
Holdings BHD 84,700 164,985
Public Bank BHD 277,200 350,697
QL Resources BHD 56,300 55,108
#*Ranhill Utilities BHD 600 298
#RHB Bank BHD 47,900 100,219
Sam Engineering & Equipment
M BHD 600 668
Sarawak Oil Palms BHD 16,200 20,257
#Scientex BHD 32,700 29,607
SD Guthrie BHD 61,500 98,876
Sime Darby BHD 127,600 67,445
#Sime Darby Property BHD 85,000 28,080
#SKP Resources BHD 8,600 673
Southern Cable Group BHD 5,000 2,802
#SP Setia BHD Group 123,400 28,083
#Sports Toto BHD 55,400 18,302
Sunway BHD 17,300 22,353
Sunway Construction Group
BHD 16,400 31,785
*Sunway Healthcare Holdings
BHD 1,730 817
Syarikat Takaful Malaysia
Keluarga BHD 44,900 35,160
#Ta Ann Holdings BHD 18,900 26,362
Taliworks Corp. BHD 1,200 85
Telekom Malaysia BHD 13,000 24,654
Tenaga Nasional BHD 39,900 142,553
#TIME dotCom BHD 18,900 27,750
#Top Glove Corp. BHD 276,900 45,060
*Tropicana Corp. BHD 17,400 5,152

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
MALAYSIA — (Continued)
#TSH Resources BHD 1,600 $ 458
#Uchi Technologies BHD 14,200 9,730
#UEM Sunrise BHD 96,300 13,904
#Unisem M BHD 13,900 15,511
United Malacca BHD 600 863
United Plantations BHD 22,500 185,660
UOA Development BHD 28,433 11,828
*UWC BHD 4,600 7,148
*Uzma BHD 1,600 153
Velesto Energy BHD, Class B 766,900 46,916
ViTrox Corp. BHD 4,100 8,729
VS Industry BHD 254,088 14,301
Wasco BHD 1,100 190
*WCT Holdings BHD 112,100 10,835
Wellcall Holdings BHD 1,000 279
Westports Holdings BHD 17,884 31,203
#Yinson Holdings BHD 79,132 37,760
YTL Corp. BHD 94,820 45,014
YTL Power International BHD 51,520 52,699
Zetrix Ai BHD 324,367 59,135
TOTAL MALAYSIA 5,119,510
MEXICO — (2.0%)
*Alpek SAB de CV, Class A 16,700 12,397
Alsea SAB de CV 32,890 79,844
America Movil SAB de CV,
ADR 23,971 607,665
Arca Continental SAB de CV 6,900 78,925
Axtel SAB de CV 182,833 28,030
ΩBanco del Bajio SA 60,000 199,569
Bolsa Mexicana de Valores
SAB de CV 24,718 54,834
Cemex SAB de CV,
Sponsored ADR 35,968 425,142
Coca-Cola Femsa SAB de CV,
Sponsored ADR 1,008 109,136
Consorcio ARA SAB de CV 2,600 746
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 65,748 51,384
Corp Inmobiliaria Vesta SAB
de CV 30,900 106,945
Corporativo Fragua SAB de
CV 40 1,127
Corpovael SA de CV 1,800 778
Cydsa SAB de CV 100 138
El Puerto de Liverpool SAB de
CV, Class C1 4,800 28,786
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 937 119,927
GCC SAB de CV 7,200 82,813
Genomma Lab Internacional
SAB de CV, Class B 48,800 41,289
Gentera SAB de CV 86,700 200,630
Gruma SAB de CV, Class B 6,565 97,708
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 12,218 162,900
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 986 214,307
Shares Value
MEXICO — (Continued)
#Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 380 $ 104,736
Grupo Bimbo SAB de CV,
Class A 45,550 162,664
Grupo Carso SAB de CV,
Class A1 7,100 60,670
#Grupo Comercial Chedraui
SA de CV 11,123 57,986
Grupo Financiero Banorte SAB
de CV, Class O 45,900 530,629
Grupo Financiero Inbursa SAB
de CV, Class O 29,700 76,157
Grupo Herdez SAB de CV 4,660 14,143
*Grupo Hotelero Santa Fe
SAB de CV 1,300 377
Grupo Industrial Saltillo SAB
de CV 1,000 700
Grupo Mexico SAB de CV,
Class B 60,400 723,112
*Grupo Nutrisa SAB de CV 4,660 900
*Grupo Rotoplas SAB de CV 2,400 1,923
*Grupo Simec SAB de CV,
Class B 100 1,006
*Grupo Sports World SAB de
CV, Class S 1,100 514
*Grupo Televisa SAB 137,400 77,686
Industrias Penoles SAB de CV 7,080 325,346
Kimberly-Clark de Mexico SAB
de CV, Class A 44,700 103,568
La Comer SAB de CV 24,664 48,517
Medica Sur SAB de CV, Class
B 100 335
Megacable Holdings SAB de
CV 71,618 243,661
*Minera Frisco SAB de CV 900 710
Ω*Nemak SAB de CV 184,400 30,927
Operadora De Sites
Mexicanos SAB de CV 66,600 67,635
*Orbia Advance Corp. SAB
de CV 59,900 84,376
Organizacion Soriana SAB de
CV, Class B 100 170
*Promotora de Hoteles Norte
19 SAB De CV 2,000 657
Promotora y Operadora de
Infraestructura SAB de CV 6,955 109,630
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 1,000 11,815
Qualitas Controladora SAB
de CV 10,100 92,161
Regional SAB de CV 16,800 137,708
*Vista Energy SAB de CV,
Sponsored ADR 2,049 144,352
Wal-Mart de Mexico SAB de
CV 77,800 225,323
TOTAL MEXICO 6,145,114

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 40 $ 472
Credicorp, Ltd. 917 367,332
Intercorp Financial Services,
Inc. 54 3,149
TOTAL PERU 370,953
PHILIPPINES — (0.4%)
Aboitiz Equity Ventures, Inc. 64,800 37,576
Aboitiz Power Corp. 33,000 23,071
ACEN Corp. 419,000 19,916
Alliance Global Group, Inc. 128,000 17,981
Apex Mining Co., Inc. 58,000 13,491
Asia United Bank Corp. 15,600 12,333
*Atlas Consolidated Mining &
Development Corp. 3,000 657
Ayala Corp. 4,440 37,097
Bank of the Philippine Islands 15,060 25,215
BDO Unibank, Inc. 28,051 57,046
*Bloomberry Resorts Corp. 8,000 278
*Cebu Air, Inc. 500 235
Century Pacific Food, Inc. 88,000 45,064
China Banking Corp. 23,820 20,641
D&L Industries, Inc. 4,600 259
DigiPlus Interactive Corp. 89,100 14,263
*DITO CME Holdings Corp. 7,000 84
DM Wenceslao and
Associates, Inc. 700 56
DMCI Holdings, Inc. 43,100 5,146
*DoubleDragon Corp. 2,100 409
East West Banking Corp. 1,400 270
Emperador, Inc. 1,000 257
First Philippine Holdings Corp. 8,070 12,253
Ginebra San Miguel, Inc. 2,290 9,965
Globe Telecom, Inc. 830 24,539
GT Capital Holdings, Inc. 5,590 44,285
International Container
Terminal Services, Inc. 15,410 242,402
JG Summit Holdings, Inc. 224,200 81,484
Jollibee Foods Corp. 1,620 3,938
Keepers Holdings, Inc. (The) 8,000 260
Lopez Holdings Corp. 4,000 381
LT Group, Inc. 6,600 1,578
Manila Electric Co. 2,780 21,797
Manila Water Co., Inc. 81,200 47,086
Megaworld Corp. 354,000 12,837
Metropolitan Bank & Trust Co. 48,860 52,436
ΩMonde Nissin Corp. 1,100 124
Nickel Asia Corp. 262,000 16,519
OceanaGold Philippines, Inc. 32,700 17,867
Petron Corp. 15,000 591
Philex Mining Corp. 6,000 887
Philippine National Bank 11,080 11,275
Philippine Seven Corp. 22,240 12,315
Philippine Stock Exchange,
Inc. (The) 40 134
#PLDT, Inc., Sponsored ADR 2,167 42,668
Puregold Price Club, Inc. 90,900 60,877
RFM Corp. 4,000 353
Shares Value
PHILIPPINES — (Continued)
Robinsons Land Corp. 73,900 $ 20,618
San Miguel Corp. 12,010 13,144
Security Bank Corp. 19,080 21,037
Semirara Mining & Power
Corp., Class A 73,600 24,585
SM Investments Corp. 40 389
SM Prime Holdings, Inc. 106,500 31,835
STI Education Systems
Holdings, Inc. 11,000 217
Synergy Grid & Development
Phils, Inc. 2,500 1,164
*Top Frontier Investment
Holdings, Inc. 80 69
Union Bank of the Philippines 3,300 1,353
Universal Robina Corp. 38,850 37,505
Wilcon Depot, Inc. 71,000 6,669
TOTAL PHILIPPINES 1,208,781
POLAND — (1.6%)
*11 bit studios SA 4 141
AB SA 408 14,605
Agora SA 156 362
Alior Bank SA 5,255 193,163
Ω*Allegro.eu SA 7,348 88,302
Amica SA 16 202
AmRest Holdings SE 3,077 8,499
Apator SA 64 451
ASBISc Enterprises PLC 2,862 82,724
Asseco Poland SA 3,123 166,645
Asseco South Eastern Europe
SA 1,372 26,829
Auto Partner SA 7,821 60,171
Bank Handlowy w Warszawie
SA 1,493 48,498
*Bank Millennium SA 11,186 61,736
*Bank Ochrony Srodowiska SA 108 297
Bank Polska Kasa Opieki SA 4,538 297,611
*Benefit Systems SA 85 122,616
*Bioton SA 256 261
BNPP Bank Polska SA 782 32,380
*Boryszew SA 148 197
Budimex SA 406 78,241
*CD Projekt SA 424 28,305
*Celon Pharma SA 28 154
*Cognor Holding SA 128 220
Cyber Folks SA 615 31,576
*Cyfrowy Polsat SA 10,704 48,810
*Develia SA 35,836 100,901
Ω*Dino Polska SA 8,668 74,074
Dom Development SA 275 18,880
Echo Investment SA 444 584
Enea SA 15,020 78,683
Erste Bank Polska SA 468 91,890
#*Eurocash SA 1,979 2,576
*Fabryki Mebli Forte SA 40 164
Ferro SA 1,280 11,386
*Globe Trade Centre SA 248 152
*Grupa Azoty SA 6,994 36,750
Grupa Kety SA 584 195,010

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
POLAND — (Continued)
Grupa Pracuj SA 1,132 $ 15,876
Ω*HUUUGE, Inc. 2,356 14,224
ING Bank Slaski SA 869 102,839
Inter Cars SA 276 68,937
KGHM Polska Miedz SA 2,902 238,732
LPP SA 14 81,231
*mBank SA 354 127,807
#Mirbud SA 7,038 22,674
Mo-BRUK SA 146 14,821
Murapol SA 1,060 10,562
Neuca SA 61 12,547
#NEWAG SA 1,281 30,422
Orange Polska SA 17,793 72,486
ORLEN SA 15,192 600,797
PCC Rokita SA, Class B 12 222
Pepco Group NV 6,892 84,654
*PGE Polska Grupa
Energetyczna SA 37,163 100,368
*PKP Cargo SA 96 263
PlayWay SA 4 260
Powszechna Kasa
Oszczednosci Bank Polski SA 14,873 444,672
Powszechny Zaklad
Ubezpieczen SA 16,484 313,000
#Rainbow Tours SA 694 26,789
*Selvita SA 32 227
*Syn2bio SA 578 10,530
Synektik SA 578 55,895
Tauron Polska Energia SA 74,249 178,750
Text SA 2,334 32,048
Torpol SA 36 693
Unimot SA 284 12,746
Voxel SA 249 8,315
*VRG SA 644 960
Warsaw Stock Exchange 948 25,350
ΩXTB SA 3,230 128,323
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 24 438
*Zespol Elektrowni Patnow
Adamow Konin SA 72 337
TOTAL POLAND 4,842,841
QATAR — (0.7%)
Aamal Co. 7,568 1,461
Ahli Bank QSC 1,684 1,879
Al Khaleej Takaful Group QSC 812 642
Al Meera Consumer Goods
Co. QSC 4,594 16,920
Al Rayan Bank 95,791 52,355
*Baladna 67,856 22,886
Barwa Real Estate Co. 91,647 58,623
Commercial Bank PSQC (The) 121,071 136,999
Doha Bank QPSC 412,688 328,473
Doha Insurance Co. QSC 17,854 14,333
Dukhan Bank 22,784 20,337
*Estithmar Holding QPSC 10,278 11,912
Gulf International Services
QSC 78,906 39,442
Gulf Warehousing Co. 18,575 11,938
Shares Value
QATAR — (Continued)
Industries Qatar QSC 4,612 $ 13,351
Lesha Bank LLC 60,428 46,454
Mannai Corp. QSC 12,234 16,397
*Mazaya Real Estate
Development QPSC 9,843 1,487
Medicare Group 11,882 17,949
Mesaieed Petrochemical
Holding Co. 127,485 38,305
Nebras Energy 5,767 23,410
Ooredoo QPSC 27,606 94,775
Qatar Aluminum Manufacturing
Co. 260,924 101,761
Qatar Fuel QSC 10,521 40,165
Qatar Gas Transport Co., Ltd. 36,334 41,214
Qatar Industrial Manufacturing
Co. QSC 24,524 14,677
Qatar Insurance Co. SAQ 62,870 33,222
Qatar International Islamic
Bank QSC 38,300 113,816
Qatar Islamic Bank QPSC 18,818 111,947
Qatar Islamic Insurance Group 384 843
Qatar National Bank QPSC 129,092 587,491
Qatar National Cement Co.
QSC 41,475 30,984
QLM Life & Medical Insurance
Co. WLL 804 486
Salam International
Investment, Ltd. QSC 2,660 538
United Development Co. QSC 71,886 15,755
Vodafone Qatar PQSC 61,656 43,706
*Widam Food Co. 472 190
Zad Holding Co. 4,888 16,727
TOTAL QATAR 2,123,850
SAUDI ARABIA — (2.8%)
Abdullah Al Othaim Markets
Co. 21,781 29,811
*ACWA Power Co. 1,764 88,118
Ades Holding Co. 11,621 51,491
*Advanced Building Industries
Co. 1,114 7,985
*Advanced Petrochemical Co. 5,970 34,973
*AFG International Co 4,764 15,387
Al Babtain Power &
Telecommunication Co. 3,786 53,330
Al Hammadi Holding 1,459 10,078
Al Jouf Agricultural
Development Co. 1,526 16,831
*Al Khaleej Training and
Education Co. 36 127
Al Masane Al Kobra Mining
Co. 1,812 35,415
Al Rajhi Bank 48,654 810,360
*Al Yamamah Steel Industries
Co. 660 6,137
Alamar Foods 141 1,387
Alandalus Property Co. 2,634 10,626
Alaseel Co. 18,676 17,654
Al-Dawaa Medical Services
Co. 2,554 27,611

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Aldrees Petroleum and
Transport Services Co. 2,128 $ 65,106
Alinma Bank 22,395 139,302
AlKhorayef Water & Power
Technologies Co. 1,158 30,835
Almarai Co. JSC 15,108 186,663
Almawarid Manpower Co. 813 22,882
Alujain Corp. 1,847 13,082
Arab National Bank 14,092 81,426
Arabian Cement Co. 176 1,037
ΩArabian Centres Co. 9,792 40,597
*Arabian Contracting Services
Co. 539 11,503
*Arabian Drilling Co. 1,944 41,774
Arabian Internet &
Communications Services Co. 908 51,958
Arabian Pipes Co. 2,172 3,580
*Arabian Shield Cooperative
Insurance Co. 40 118
Arriyadh Development Co. 4,271 18,401
Astra Industrial Group Co. 1,284 41,506
Ataa Educational Co. 824 9,856
Bank AlBilad 15,750 103,127
Bank Al-Jazira 19,465 62,974
Banque Saudi Fransi 46,893 246,733
*Batic Investments and
Logistic Co. 6,213 3,309
*Bawan Co. 3,467 31,480
BinDawood Holding Co. 14,755 18,191
Bupa Arabia for Cooperative
Insurance Co. 1,513 63,251
Catrion Catering Holding Co. 1,016 18,870
City Cement Co. 6,163 16,558
Co. for Cooperative Insurance
(The) 2,187 71,396
Dallah Healthcare Co. 525 14,706
*Dar Al Arkan Real Estate
Development Co. 12,944 63,384
Dr Soliman Abdel Kader
Fakeeh Hospital Co. 3,766 35,038
Dr. Sulaiman Al Habib Medical
Services Group Co. 2,016 126,151
East Pipes Integrated Co. for
Industry 1,766 86,525
Eastern Province Cement Co. 2,487 16,847
Electrical Industries Co. 32,512 122,499
Elm Co. 306 55,244
*Emaar Economic City 7,910 19,799
Etihad Etisalat Co. 16,436 272,000
Etihad GO Telecom Co. 1,187 26,297
First Milling Co. 844 11,484
Fourth Milling Co. 10,913 11,449
Gulf Insurance Group 3,105 26,325
*Herfy Food Services Co. 92 335
*Jabal Omar Development Co. 7,768 33,095
*Jahez International Co. 3,717 11,184
Jamjoom Pharmaceuticals
Factory Co. 1,164 42,401
Jarir Marketing Co. 40,322 178,445
Shares Value
SAUDI ARABIA — (Continued)
Leejam Sports Co. JSC 1,409 $ 29,902
*Lumi Rental Co. 2,313 17,294
Maharah Human Resources
Co. 29,911 41,894
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 3,191 12,346
Middle East Healthcare Co. 2,298 18,198
Middle East Pharmaceutical
Co. 1,134 17,453
Middle East Specialized
Cables Co. 821 6,746
Mobile Telecommunications
Co. 33,599 92,598
Mouwasat Medical Services
Co. 3,974 65,819
Nahdi Medical Co. 1,337 33,839
*Najran Cement Co. 304 443
*National Agriculture
Development Co. (The) 9,519 35,612
National Co. for Glass
Industries (The) 12 116
National Co. for Learning &
Education 598 20,191
*National Industrialization Co. 25,803 58,401
National Medical Care Co. 1,091 32,827
Northern Region Cement Co. 5,247 8,942
Power & Water Utility Co. for
Jubail & Yanbu 2,514 25,170
Qassim Cement Co. (The) 3,081 35,441
*Rabigh Refining &
Petrochemical Co. 17,080 67,629
*Rasan Information
Technology Co. 1,227 42,539
*Red Sea International Co. 420 2,591
Retal Urban Development Co.,
Class A 9,296 25,149
Riyad Bank 61,518 333,185
Riyadh Cables Group Co. 715 19,001
Riyadh Cement Co. 5,169 28,725
SABIC Agri-Nutrients Co. 6,371 208,493
Sahara International
Petrochemical Co. 10,928 37,043
SAL Saudi Logistics Services 1,239 57,076
*Saudi Arabian Amiantit Co. 1,123 3,603
*Saudi Arabian Mining Co. 14,541 219,151
ΩSaudi Arabian Oil Co. 109,318 770,800
Saudi Aramco Base Oil Co. 1,865 62,920
*Saudi Automotive Services
Co. 2,566 26,306
Saudi Awwal Bank 25,237 227,405
Saudi Basic Industries Corp. 6,539 86,362
Saudi Cement Co. 4,869 36,820
Saudi Ceramic Co. 3,338 21,385
Saudi Chemical Co. Holding 3,163 6,830
Saudi Energy Co. 13,576 61,273
Saudi Ground Services Co. 5,601 40,298
Saudi Industrial Investment
Group 19,862 63,201

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Saudi Investment Bank (The) 13,185 $ 48,660
*Saudi Kayan Petrochemical
Co. 50,790 67,621
Saudi National Bank (The) 47,010 490,692
Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 3,799 31,663
*Saudi Public Transport Co. 4,487 13,119
*Saudi Real Estate Co. 5,510 23,387
*Saudi Reinsurance Co. 5,624 35,791
*Saudi Research & Media
Group 973 15,299
Saudi Steel Pipe Co. 2,054 25,706
Saudi Tadawul Group Holding
Co. 446 14,085
Saudi Telecom Co. 53,570 615,367
Saudia Dairy & Foodstuff Co. 1,020 55,189
Savola Group (The) 9,296 64,506
Scientific & Medical Equipment
House Co. 16 116
*Seera Group Holding 10,996 59,613
*Sinad Holding Co. 180 386
Southern Province Cement Co. 4,912 24,302
Sumou Real Estate Co. 60 406
Sustained Infrastructure
Holding Co. 3,106 29,609
*Tanmiah Food Co. 804 11,518
Theeb Rent A Car Co. 4,118 24,277
United Electronics Co. 2,466 43,437
United International
Transportation Co. 5,243 38,811
*Walaa Cooperative Insurance
Co. 3,496 8,834
Yamama Cement Co. 4,842 29,177
Yanbu Cement Co. 7,705 30,652
Yanbu National Petrochemical
Co. 6,630 54,198
TOTAL SAUDI ARABIA 8,623,482
SOUTH AFRICA — (3.6%)
Absa Group, Ltd. 25,748 354,549
Advtech, Ltd. 45,251 130,111
AECI, Ltd. 13,679 103,308
Alexander Forbes Group
Holdings, Ltd. 1,016 446
Altron, Ltd., Class A 33,011 57,381
Anglogold Ashanti PLC 6,653 527,716
Aspen Pharmacare Holdings,
Ltd. 7,182 64,698
Astral Foods, Ltd. 3,873 49,655
AVI, Ltd. 16,618 90,363
Bid Corp., Ltd. 7,103 194,311
Bidvest Group, Ltd. 12,762 191,277
Blu Label Unlimited Group,
Ltd. 15,482 8,185
Capitec Bank Holdings, Ltd. 1,104 314,439
Cashbuild, Ltd. 425 3,068
City Lodge Hotels, Ltd. 1,200 315
Coronation Fund Managers,
Ltd. 19,657 50,404
Shares Value
SOUTH AFRICA — (Continued)
DataTec, Ltd. 27,090 $ 138,910
Ω#Dis-Chem Pharmacies, Ltd. 30,118 54,645
Discovery, Ltd. 8,915 141,207
DRDGOLD, Ltd., ADR 4,727 96,525
Famous Brands, Ltd. 3,551 11,437
FirstRand, Ltd. 84,679 504,864
Gold Fields, Ltd., Sponsored
ADR 24,163 783,364
Grindrod, Ltd. 42,454 68,486
Harmony Gold Mining Co., Ltd. 13,708 215,800
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 8,538 134,474
Hudaco Industries, Ltd. 2,861 33,233
Impala Platinum Holdings, Ltd. 11,277 122,355
Investec, Ltd. 3,475 30,116
Invicta Holdings, Ltd. 196 437
*iOCO, Ltd. 1,324 308
Italtile, Ltd. 18,376 10,270
JSE, Ltd. 5,236 47,674
Kumba Iron Ore, Ltd. 3,506 55,594
Lewis Group, Ltd. 528 2,833
Libstar Holdings, Ltd. 1,448 372
Life Healthcare Group
Holdings, Ltd. 90,541 61,705
Merafe Resources, Ltd. 4,304 346
*Metair Investments, Ltd. 604 181
Momentum Group, Ltd. 117,885 290,880
Motus Holdings, Ltd. 18,798 119,185
Mpact, Ltd. 284 305
Mr. Price Group, Ltd. 11,310 116,214
MTN Group, Ltd. 64,489 798,629
*Nampak, Ltd. 750 20,001
Nedbank Group, Ltd. 13,046 220,417
*NEPI Rockcastle NV 13,789 126,133
Netcare, Ltd. 143,694 164,346
Ninety One, Ltd. 14,155 38,759
Northam Platinum Holdings,
Ltd. 21,688 309,427
Oceana Group, Ltd. 6,462 28,599
Old Mutual, Ltd. 373,111 301,171
Omnia Holdings, Ltd. 17,193 109,643
OUTsurance Group, Ltd. 24,955 124,539
ΩPepkor Holdings, Ltd. 138,637 178,330
*Pick n Pay Stores, Ltd. 40,106 46,064
PPC, Ltd. 138,212 62,295
Premier Group, Ltd. 7,666 82,573
PSG Financial Services, Ltd. 39,386 80,194
Raubex Group, Ltd. 14,577 38,250
Reunert, Ltd. 13,676 48,263
Sanlam, Ltd. 28,935 153,632
Santam, Ltd. 2,079 50,746
*Sasol, Ltd. 24,725 290,224
Shoprite Holdings, Ltd. 12,884 223,410
Sibanye Stillwater, Ltd. 4,102 8,892
Sibanye Stillwater, Ltd., ADR 51,370 454,111
Southern Sun, Ltd. 88,453 54,778
Spur Corp., Ltd. 216 547
Stadio Holdings, Ltd. 31,941 24,798

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Standard Bank Group, Ltd. 36,985 $ 735,666
Sun International, Ltd. 21,922 70,450
*Super Group, Ltd. 17,632 20,166
Telkom SA SOC, Ltd. 31,665 104,439
Thungela Resources, Ltd. 7,608 46,518
Tiger Brands, Ltd. 6,243 104,018
Truworths International, Ltd. 15,497 49,755
Tsogo Sun, Ltd. 57,902 25,503
Valterra Platinum, Ltd. 3,003 224,938
Vodacom Group, Ltd. 24,784 239,645
Wilson Bayly Holmes-Ovcon,
Ltd. 4,123 39,194
Woolworths Holdings, Ltd. 41,304 117,240
Zeda, Ltd. 7,593 7,248
TOTAL SOUTH AFRICA 11,005,497
TAIWAN — (31.8%)
91APP, Inc. 5,000 8,555
Ability Enterprise Co., Ltd. 13,301 26,298
AcBel Polytech, Inc. 199,000 261,072
Accton Technology Corp. 7,000 460,256
Acer, Inc. 162,000 144,612
ACES Electronic Co., Ltd. 14,705 35,945
Acter Group Corp., Ltd. 4,000 114,484
Action Electronics Co., Ltd. 1,000 374
Actron Technology Corp. 7,000 29,456
ADATA Technology Co., Ltd. 12,076 148,900
Addcn Technology Co., Ltd. 2,000 8,973
*Adimmune Corp. 7,000 3,585
Adlink Technology, Inc. 11,000 38,460
Advanced Energy Solution
Holding Co., Ltd. 2,000 56,685
Advanced International
Multitech Co., Ltd. 9,000 15,038
Advanced Power Electronics
Corp. 9,000 45,530
Advanced Wireless
Semiconductor Co. 7,000 23,825
Advantech Co., Ltd. 13,000 226,461
Airoha Technology Corp. 3,000 48,269
Airtac International Group 3,000 122,993
Alchip Technologies, Ltd. 2,000 189,362
Alexander Marine Co., Ltd. 3,000 14,109
Allied Circuit Co., Ltd. 3,000 25,295
Allied Supreme Corp. 3,000 19,911
Allis Electric Co., Ltd. 9,363 28,274
Alltek Technology Corp. 23,000 39,710
Alltop Technology Co., Ltd. 4,000 37,130
*Alpha Networks, Inc. 14,000 11,891
Altek Corp. 63,029 74,693
Amazing Microelectronic Corp. 5,000 11,448
AMPOC Far-East Co., Ltd. 7,756 43,677
AmTRAN Technology Co., Ltd. 40,352 33,336
Anderson Industrial Corp. 3,000 1,601
APAQ Technology Co., Ltd. 3,000 19,540
*Apex International Co., Ltd. 11,184 10,105
Arcadyan Technology Corp. 10,000 53,374
Ardentec Corp. 81,000 443,609
Argosy Research, Inc. 4,000 17,513
Shares Value
TAIWAN — (Continued)
ASE Technology Holding Co.,
Ltd. 4,000 $ 68,690
#ASE Technology Holding Co.,
Ltd., ADR 43,000 1,512,310
Asia Optical Co., Inc. 15,000 59,408
Asia Vital Components Co.,
Ltd. 4,000 287,138
ASMedia Technology, Inc. 1,000 40,688
ASPEED Technology, Inc. 1,100 494,369
ASROCK, Inc. 3,000 18,054
Asustek Computer, Inc. 12,000 300,752
Aten International Co., Ltd. 6,000 14,889
AUO Corp. 108,000 80,869
AURAS Technology Co., Ltd. 1,000 27,909
Avalue Technology, Inc. 6,000 24,227
Avermedia Technologies 2,000 2,432
Axiomtek Co., Ltd. 5,000 18,255
Azurewave Technologies, Inc. 11,000 18,073
Bafang Yunji International Co.,
Ltd. 2,000 11,232
Bank of Kaohsiung Co., Ltd. 30,391 11,378
Baotek Industrial Materials,
Ltd. 9,000 17,043
BenQ Materials Corp. 6,000 4,214
*BES Engineering Corp. 388,227 142,346
Bioteque Corp. 3,000 10,536
Bizlink Holding, Inc. 4,029 261,793
Bora Pharmaceuticals Co., Ltd. 1,000 11,835
Brighton-Best International
Taiwan, Inc. 22,000 25,186
Brillian Network & Automation
Integrated System Co., Ltd. 3,000 29,936
Capital Futures Corp. 8,536 15,398
*Capital Securities Corp. 115,000 121,693
*Career Technology MFG.
Co., Ltd. 77,883 33,858
Cathay Financial Holding Co.,
Ltd. 278,000 873,078
Cathay Real Estate
Development Co., Ltd. 53,000 36,078
*Celxpert Energy Corp. 2,000 1,711
Central Reinsurance Co., Ltd. 20,000 21,350
Century Iron & Steel Industrial
Co., Ltd. 2,000 6,467
Chang Hwa Commercial Bank,
Ltd. 114,200 89,045
Chang Wah Technology Co.,
Ltd. 29,000 58,325
Channel Well Technology Co.,
Ltd. 19,000 30,923
Charoen Pokphand Enterprise 10,000 32,179
CHC Resources Corp. 5,000 9,778
Chenbro Micom Co., Ltd. 3,000 97,002
Cheng Loong Corp. 29,000 18,799
*Cheng Mei Materials
Technology Corp. 36,000 21,387
Cheng Shin Rubber Industry
Co., Ltd. 73,000 68,778

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Cheng Uei Precision Industry
Co., Ltd. 26,000 $ 27,031
Chenming Electronic
Technology Corp. 6,000 14,276
Chicony Electronics Co., Ltd. 33,000 108,234
Chicony Power Technology
Co., Ltd. 13,000 30,771
Chief Telecom, Inc. 2,000 20,452
China Airlines, Ltd. 186,000 128,915
China Bills Finance Corp. 27,000 13,993
China General Plastics Corp. 2,000 687
China Metal Products 26,000 17,176
China Motor Corp. 20,000 32,860
China Steel Chemical Corp. 9,000 22,640
China Steel Corp. 400,000 234,537
Chinese Maritime Transport,
Ltd. 2,000 3,162
Ching Feng Home Fashions
Co., Ltd. 2,000 1,216
Chin-Poon Industrial Co., Ltd. 70,000 79,381
Chipbond Technology Corp. 45,000 181,008
ChipMOS Technologies, Inc. 19,000 42,681
ChipMOS Technologies, Inc.,
ADR 402 19,055
Chlitina Holding, Ltd. 6,000 17,841
Chong Hong Development
Co., Ltd. 15,322 36,789
Chroma ATE, Inc. 1,000 64,977
Chun Yuan Steel Industry Co.,
Ltd. 32,000 20,941
*Chung Hung Steel Corp. 74,000 38,009
*Chung Hwa Pulp Corp. 31,000 12,134
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 31,000 147,235
Chunghwa Precision Test
Tech Co., Ltd. 1,000 77,199
Chunghwa Telecom Co., Ltd. 4,000 17,265
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 6,909 294,392
Cleanaway Co., Ltd. 66,000 50,543
Compal Electronics, Inc. 182,000 202,729
Compeq Manufacturing Co.,
Ltd. 64,776 338,722
Concord International
Securities Co., Ltd. 20,379 19,232
Concord Securities Co., Ltd. 42,638 27,177
Continental Holdings Corp. 26,000 16,572
Coremax Corp. 10,406 24,470
Coretronic Corp. 13,000 29,645
Co-Tech Development Corp. 17,000 156,750
Crowell Development Corp. 33,005 19,812
CTBC Financial Holding Co.,
Ltd. 606,000 1,216,913
CTCI Corp. 48,115 52,479
CviLux Corp. 7,000 15,833
CyberPower Systems, Inc. 6,000 40,100
*CyberTAN Technology, Inc. 24,000 14,332
DA CIN Construction Co., Ltd. 20,000 54,581
Shares Value
TAIWAN — (Continued)
Da-Li Development Co., Ltd. 29,886 $ 43,739
Darfon Electronics Corp. 10,000 9,468
Daxin Materials Corp. 2,000 19,277
De Licacy Industrial Co., Ltd. 10,308 3,301
Delta Electronics, Inc. 16,000 811,906
Depo Auto Parts Ind Co., Ltd. 5,000 20,731
Dimerco Data System Corp. 3,000 8,661
Dimerco Express Corp. 8,000 19,431
*D-Link Corp. 53,000 34,848
Dynamic Holding Co., Ltd. 53,900 166,608
Dynapack International
Technology Corp. 4,000 36,140
E Ink Holdings, Inc. 7,000 40,936
E.Sun Financial Holding Co.,
Ltd. 520,348 622,279
Eastech Holding, Ltd. 7,000 15,703
Eastern Media International
Corp. 46,870 26,322
Eclat Textile Co., Ltd. 12,000 128,469
ECOVE Environment Corp. 2,000 16,739
Edom Technology Co., Ltd. 20,000 28,621
*Egis Technology, Inc. 6,000 17,395
*EirGenix, Inc. 13,000 18,040
Elan Microelectronics Corp. 24,000 112,132
E-Lead Electronic Co., Ltd. 1,000 1,416
E-LIFE MALL Corp. 7,000 11,219
Elite Advanced Laser Corp. 5,000 57,551
Elite Material Co., Ltd. 4,000 587,271
Elite Semiconductor
Microelectronics Technology,
Inc. 5,000 27,847
*Elitegroup Computer Systems
Co., Ltd. 12,000 6,832
eMemory Technology, Inc. 3,000 229,741
Emerging Display
Technologies Corp. 2,000 1,287
Ennoconn Corp. 6,000 75,188
EnTie Commercial Bank Co.,
Ltd. 29,000 13,819
*EOI Investment Holdings Co.,
Ltd. 24,000 16,411
Eson Precision Ind Co., Ltd. 8,000 19,060
Eternal Materials Co., Ltd. 43,330 80,308
Eurocharm Holdings Co., Ltd. 4,000 22,649
EVA Airways Corp. 159,000 213,023
Ever Supreme Bio Technology
Co., Ltd. 8,399 37,812
*Everest Textile Co., Ltd. 5,000 1,037
Evergreen Aviation
Technologies Corp. 4,000 22,649
Evergreen International
Storage & Transport Corp. 19,500 28,449
Evergreen Marine Corp.
Taiwan, Ltd. 30,000 189,362
EVERGREEN Steel Corp.,
Preference 10,000 26,919
*Everlight Chemical Industrial
Corp. 26,000 25,582
*Everlight Electronics Co., Ltd. 27,000 52,214

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Excelsior Medical Co., Ltd. 5,635 $ 12,344
EZconn Corp. 2,000 71,475
Far Eastern Department
Stores, Ltd. 63,000 43,177
Far Eastern International Bank 130,422 54,479
Far Eastern New Century
Corp. 169,000 141,971
Far EasTone
Telecommunications Co., Ltd. 135,000 438,597
Faraday Technology Corp. 6,000 27,755
Farglory F T Z Investment
Holding Co., Ltd. 8,000 11,869
Farglory Land Development
Co., Ltd. 16,000 32,130
*Federal Corp. 7,000 4,191
Feng Hsin Steel Co., Ltd. 23,000 46,400
Feng TAY Enterprise Co., Ltd. 5,000 10,582
FIC Global, Inc. 2,000 2,228
Firich Enterprises Co., Ltd. 22,000 15,214
First Copper Technology Co.,
Ltd. 17,000 18,463
First Financial Holding Co.,
Ltd. 373,325 424,509
First Insurance Co., Ltd. (The) 14,000 11,696
*First Steamship Co., Ltd. 18,000 3,431
*FLEXium Interconnect, Inc. 12,000 18,268
Flytech Technology Co., Ltd. 11,000 42,545
FocalTech Systems Co., Ltd. 14,000 21,204
Forcecon Tech Co., Ltd. 9,150 21,007
Formosa Advanced
Technologies Co., Ltd. 12,000 20,867
Formosa International Hotels
Corp. 8,000 44,061
Formosa Laboratories, Inc. 8,000 12,550
Formosa Petrochemical Corp. 66,000 144,584
Formosa Plastics Corp. 107,000 182,091
Formosa Sumco Technology
Corp. 6,000 50,404
Formosan Union Chemical
Corp. 19,000 13,580
Fortune Electric Co., Ltd. 4,300 93,799
Fositek Corp. 1,000 41,771
Founding Construction &
Development Co., Ltd. 1,000 441
Foxsemicon Integrated
Technology, Inc. 4,000 36,882
Franbo Lines Corp. 9,000 4,665
Froch Enterprise Co., Ltd. 1,000 521
Fu Hua Innovation Co., Ltd. 34,000 14,728
Fubon Financial Holding Co.,
Ltd. 230,800 928,370
Fulgent Sun International
Holding Co., Ltd. 10,000 22,556
*Fulltech Fiber Glass Corp. 53,486 109,722
Fusheng Precision Co., Ltd. 8,000 62,873
Fwusow Industry Co., Ltd. 1,000 353
G Shank Enterprise Co., Ltd. 9,000 31,607
Gallant Precision Machining
Co., Ltd. 11,000 29,271
Shares Value
TAIWAN — (Continued)
Gamania Digital Entertainment
Co., Ltd. 4,000 $ 5,192
GEM Services, Inc. 5,000 19,029
Gemtek Technology Corp. 42,000 40,156
*General Interface Solution
GIS Holding, Ltd. 26,000 44,166
Genesys Logic, Inc. 6,000 17,005
Genius Electronic Optical Co.,
Ltd. 6,000 89,297
Getac Holdings Corp. 17,000 59,965
GFC, Ltd. 3,000 11,417
Giant Manufacturing Co., Ltd. 9,000 23,531
*Giantplus Technology Co.,
Ltd. 2,000 975
Gigabyte Technology Co., Ltd. 22,000 229,060
*Gigasolar Materials Corp. 6,000 19,308
*Gigastorage Corp. 37,000 35,662
Global Brands Manufacture,
Ltd. 23,761 59,992
Global Mixed Mode
Technology, Inc. 4,000 30,446
Global PMX Co., Ltd. 6,000 30,261
Global Unichip Corp. 2,000 235,465
Globalwafers Co., Ltd. 8,000 211,640
Globe Union Industrial Corp. 32,000 10,396
Gloria Material Technology
Corp. 38,000 37,390
Gold Circuit Electronics, Ltd. 23,000 564,343
Goldsun Building Materials
Co., Ltd. 60,000 57,923
Good Finance Securities Co.,
Ltd. 1,000 1,055
*Gourmet Master Co., Ltd. 8,000 15,644
Grand Fortune Securities Co.,
Ltd. 28,000 12,216
*Grand Pacific Petrochemical 68,000 23,775
Grand Process Technology
Corp. 1,000 73,331
Grape King Bio, Ltd. 6,000 16,578
Great Wall Enterprise Co., Ltd. 83,000 143,816
Greatek Electronics, Inc. 14,000 43,535
Group Up Industrial Co., Ltd. 3,000 31,468
Gudeng Precision Industrial
Co., Ltd. 4,000 49,383
*HannsTouch Holdings Co. 3,000 928
Hey Song Corp. 23,000 24,018
Highlight Tech Corp. 1,000 2,522
Highwealth Construction Corp. 107,550 146,422
Hiwin Technologies Corp. 13,000 122,482
Hocheng Corp. 2,000 1,510
*Holtek Semiconductor, Inc. 16,000 26,436
Holy Stone Enterprise Co., Ltd. 12,000 167,084
Hon Hai Precision Industry
Co., Ltd. 190,000 1,472,663
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 109 1,646
Hong Pu Real Estate
Development Co., Ltd. 1,000 563
Hong TAI Electric Industrial 43,000 40,447

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
*Hota Industrial Manufacturing
Co., Ltd. 19,000 $ 27,425
Hotai Motor Co., Ltd. 9,000 155,388
Hsin Kuang Steel Co., Ltd. 14,000 16,418
Hu Lane Associate, Inc. 9,300 33,380
HUA ENG Wire & Cable Co.,
Ltd. 39,000 35,417
Hua Nan Financial Holdings
Co., Ltd. 334,310 452,036
Hua Yu Lien Development
Co., Ltd. 13,000 14,601
Huaku Development Co., Ltd. 58,000 174,795
Huang Hsiang Construction
Corp. 11,269 11,437
Hung Sheng Construction, Ltd. 27,000 14,286
Hwang Chang General
Contractor Co., Ltd. 2,485 2,845
Ibase Technology, Inc. 2,000 3,379
*IBF Financial Holdings Co.,
Ltd. 364,939 176,152
Ichia Technologies, Inc. 24,000 38,467
Innodisk Corp. 39 1,563
Innolux Corp. 175,000 246,372
Inpaq Technology Co., Ltd. 2,000 4,431
Insyde Software Corp. 3,000 19,261
Integrated Service Technology,
Inc. 6,773 29,444
International Games System
Co., Ltd. 8,000 192,085
Inventec Corp. 93,000 177,833
Iron Force Industrial Co., Ltd. 6,000 14,499
I-Sheng Electric Wire & Cable
Co., Ltd. 7,000 9,920
ITE Technology, Inc. 7,000 27,074
ITEQ Corp. 12,000 97,652
Jentech Precision Industrial
Co., Ltd. 1,000 106,594
Jia Wei Lifestyle, Inc. 1,050 819
Jih Lin Technology Co., Ltd. 1,000 2,194
Jiin Yeeh Ding Enterprise Co.,
Ltd. 2,000 5,582
Jinan Acetate Chemical Co.,
Ltd. 36,000 53,745
Jiu Han System Technology
Co., Ltd. 3,000 27,569
Johnson Health Tech Co., Ltd. 5,000 19,029
JPC connectivity, Inc. 8,000 71,537
JPP Holding Co., Ltd. 4,000 34,221
JSL Construction &
Development Co., Ltd. 11,000 20,762
Kaori Heat Treatment Co., Ltd. 2,000 52,910
Kedge Construction Co., Ltd. 4,000 12,562
KEE TAI Properties Co., Ltd. 1,000 294
Kenda Rubber Industrial Co.,
Ltd. 19,000 10,670
Kerry TJ Logistics Co., Ltd. 18,000 16,207
Keystone Microtech Corp. 2,000 57,366
KGI Financial Holding Co., Ltd. 627,370 598,854
Kindom Development Co., Ltd. 29,200 31,306
Shares Value
TAIWAN — (Continued)
King Yuan Electronics Co., Ltd. 50,400 $ 348,538
Kinik Co. 3,000 59,408
Kinpo Electronics 89,000 82,614
Kinsus Interconnect
Technology Corp. 18,953 372,386
KMC Kuei Meng International,
Inc. 4,000 11,015
KS Terminals, Inc. 11,000 18,788
Kung Long Batteries Industrial
Co., Ltd. 5,000 19,571
Kung Sing Engineering Corp. 30,000 8,948
Kuo Toong International Co.,
Ltd. 18,000 28,850
*Kuo Yang Construction Co.,
Ltd. 1,000 555
Kwong Lung Enterprise Co.,
Ltd. 9,000 11,933
L&K Engineering Co., Ltd. 5,000 109,378
Lanner Electronics, Inc. 11,000 25,765
Largan Precision Co., Ltd. 2,000 249,698
*Lealea Enterprise Co., Ltd. 5,000 1,091
Lelon Electronics Corp. 11,000 74,879
Lemtech Holdings Co., Ltd. 1,000 2,547
*Li Peng Enterprise Co., Ltd. 6,000 1,259
Lian HWA Food Corp. 7,260 18,308
Lien Hwa Industrial Holdings
Corp. 60,431 75,448
LINE Pay Taiwan, Ltd. 2,100 17,544
*Lingsen Precision Industries,
Ltd. 39,000 35,478
Lion Travel Service Co., Ltd. 6,000 27,290
Lite-On Technology Corp. 124,000 801,881
Long Da Construction &
Development Corp. 22,050 19,240
*Longchen Paper & Packaging
Co., Ltd. 52,000 15,848
Longwell Co. 11,000 70,794
Lotes Co., Ltd. 2,000 114,793
Lucky Cement Corp. 2,000 739
Lumax International Corp., Ltd. 7,000 24,150
*Lung Yen Life Service Corp. 8,000 11,733
Lungteh Shipbuilding Co., Ltd. 7,000 28,373
Luxe Green Energy
Technology Co., Ltd. 1,050 561
LuxNet Corp. 1,000 11,448
*Macronix International Co.,
Ltd. 500,000 1,554,813
Makalot Industrial Co., Ltd. 14,000 95,083
Marketech International Corp. 5,000 72,403
Materials Analysis Technology,
Inc. 3,067 19,786
Mayer Steel Pipe Corp. 1,000 653
MediaTek, Inc. 17,000 1,869,953
Mega Financial Holding Co.,
Ltd. 316,000 519,187
Mega Union Technology, Inc. 2,600 58,003
*Mercuries & Associates
Holding, Ltd. 32,000 16,931

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
*Mercuries Life Insurance Co.,
Ltd. 218,825 $ 67,031
Merida Industry Co., Ltd. 15,000 35,645
Merry Electronics Co., Ltd. 19,000 47,149
METAAGE Corp. 14,000 16,829
*Microbio Co., Ltd. 11,000 4,714
Micro-Star International Co.,
Ltd. 39,000 171,354
Mildef Crete, Inc. 6,000 22,835
*MIN AIK Technology Co., Ltd. 4,000 3,360
Mitac Holdings Corp. 6,000 16,226
Momo.com, Inc. 7,150 54,313
*MOSA Industrial Corp. 1,110 567
Motech Industries, Inc. 30,000 20,329
MPI Corp. 2,000 326,743
MSSCORPS Co., Ltd. 2,000 21,412
My Humble House Hospitality
Management Consulting 1,000 1,091
Nak Sealing Technologies
Corp. 3,000 10,675
Namchow Holdings Co., Ltd. 10,000 10,443
Nan Kang Rubber Tire Co.,
Ltd. 32,443 33,378
Nan Pao Resins Chemical
Co., Ltd. 3,000 28,636
Nan Ya Plastics Corp. 79,000 389,879
Nan Ya Printed Circuit Board
Corp. 4,000 113,865
Nanya Technology Corp. 27,000 301,170
*New Asia Construction &
Development Corp. 1,000 435
Nichidenbo Corp. 12,000 46,412
Nien Made Enterprise Co., Ltd. 10,000 117,887
Nishoku Technology, Inc. 4,000 13,614
North-Star International Co.,
Ltd. 9,359 5,531
Nova Technology Corp. 2,000 16,770
Novatek Microelectronics
Corp. 21,000 337,232
O-Bank Co., Ltd. 48,000 15,223
Ocean Plastics Co., Ltd. 10,000 10,087
Orient Semiconductor
Electronics, Ltd. 13,000 16,311
*Oriental Union Chemical
Corp. 53,000 21,155
Pan German Universal Motors,
Ltd. 3,000 21,350
Pan Jit International, Inc. 21,000 76,348
Pan-International Industrial
Corp. 20,000 25,465
Parade Technologies, Ltd. 4,000 69,557
Pegatron Corp. 69,000 180,191
*Pegavision Corp. 4,000 40,100
PharmaEssentia Corp. 7,885 258,613
*Phihong Technology Co., Ltd. 30,000 19,632
Phison Electronics Corp. 2,000 101,488
Phoenix Silicon International
Corp. 7,000 53,065
*Phytohealth Corp. 2,000 699
Shares Value
TAIWAN — (Continued)
Pixart Imaging, Inc. 6,000 $ 35,645
Posiflex Technology, Inc. 5,000 30,245
Power Wind Health Industry,
Inc. 3,000 15,641
*Powerchip Semiconductor
Manufacturing Corp. 208,000 350,753
Powertech Technology, Inc. 35,000 255,036
Poya International Co., Ltd. 5,020 111,835
President Chain Store Corp. 25,000 173,273
President Securities Corp. 55,300 74,089
Primax Electronics, Ltd. 34,000 68,802
Prince Housing &
Development Corp. 54,000 14,369
*Princeton Technology Corp. 1,000 432
Promate Electronic Co., Ltd. 13,199 19,460
*PSS Co., Ltd. 3,000 13,692
Qisda Corp. 79,520 67,294
Quanta Computer, Inc. 56,000 505,090
Quanta Storage, Inc. 10,000 20,514
Radiant Opto-Electronics Corp. 26,000 66,209
Radium Life Tech Co., Ltd. 48,188 15,656
Raydium Semiconductor Corp. 5,000 35,196
Realtek Semiconductor Corp. 11,000 232,464
Rechi Precision Co., Ltd. 18,000 13,172
Rich Development Co., Ltd. 4,000 953
RichWave Technology Corp. 8,000 24,110
Ruentex Development Co.,
Ltd. 77,000 64,447
Ruentex Engineering &
Construction Co. 4,800 24,283
Run Long Construction Co.,
Ltd. 35,700 36,452
Sakura Development Co., Ltd. 31,600 41,701
Sampo Corp. 14,000 10,115
San Fang Chemical Industry
Co., Ltd. 14,000 13,753
San Shing Fastech Corp. 7,000 12,237
Sanyang Motor Co., Ltd. 38,000 76,190
Savior Lifetec Corp. 32,244 16,861
Scientech Corp. 3,000 60,336
ScinoPharm Taiwan, Ltd. 22,000 13,206
SDI Corp. 11,000 49,522
Sensortek Technology Corp. 2,000 9,375
Sercomm Corp. 18,000 45,837
Sesoda Corp. 32,000 47,774
Shanghai Commercial &
Savings Bank, Ltd. (The) 193,920 272,708
ShenMao Technology, Inc. 2,000 6,089
*Shieh Yih Machinery Industry
Co., Ltd. 1,000 726
Shih Her Technologies, Inc. 6,440 33,974
*Shih Wei Navigation Co., Ltd. 35,000 14,133
Shihlin Electric & Engineering
Corp. 6,000 36,202
Shin Ruenn Development Co.,
Ltd. 13,780 17,758
Shin Zu Shing Co., Ltd. 10,000 52,910
*Shining Building Business
Co., Ltd. 2,000 486

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Shinkong Insurance Co., Ltd. 11,000 $ 54,797
Shinkong Synthetic Fibers
Corp. 64,000 41,090
Shiny Chemical Industrial Co.,
Ltd. 12,000 55,880
*Shuttle, Inc. 40,000 19,555
Sigurd Microelectronics Corp. 87,000 502,042
Silergy Corp. 7,000 89,452
Silicon Power Computer &
Communications, Inc. 5,000 19,957
Simplo Technology Co., Ltd. 10,000 109,069
Sinbon Electronics Co., Ltd. 15,000 137,380
Sinmag Equipment Corp. 3,000 10,443
Sino-American Silicon
Products, Inc. 36,000 174,882
Sinon Corp. 25,000 30,168
SinoPac Financial Holdings
Co., Ltd. 583,520 733,033
Sinphar Pharmaceutical Co.,
Ltd. 1,113 1,092
Sinyi Realty, Inc. 14,000 8,859
Sitronix Technology Corp. 7,000 57,721
Siward Crystal Technology
Co., Ltd. 3,000 5,672
Solar Applied Materials
Technology Corp. 80,000 246,047
Sonix Technology Co., Ltd. 11,000 17,494
Southeast Cement Co., Ltd. 1,000 500
Speed Tech Corp. 16,614 14,162
Sporton International, Inc. 8,000 47,650
Standard Foods Corp. 35,000 31,676
Stark Technology, Inc. 10,000 51,363
*Starlux Airlines Co., Ltd. 87,000 58,280
STL Technology Co., Ltd. 5,000 27,461
*Sun Yad Construction Co.,
Ltd. 11,161 3,436
SunMax Biotechnology Co.,
Ltd. 1,000 11,851
Sunny Friend Environmental
Technology Co., Ltd. 6,000 14,184
Sunonwealth Electric Machine
Industry Co., Ltd. 10,371 42,037
*Sunplus Technology Co., Ltd. 25,000 19,222
Sunrex Technology Corp. 10,000 11,665
Superalloy Industrial Co., Ltd. 19,000 31,981
Supreme Electronics Co., Ltd. 46,549 115,656
Sweeten Real Estate
Development Co., Ltd. 2,140 1,523
Symtek Automation Asia Co.,
Ltd. 1,038 4,304
Syncmold Enterprise Corp. 11,000 22,464
Synmosa Biopharma Corp. 44,124 39,592
Synnex Technology
International Corp. 53,000 153,659
Sysgration 12,000 18,286
Systex Corp. 7,000 33,355
TA Chen Stainless Pipe 101,360 135,485
Ta Ya Electric Wire & Cable 51,980 54,442
TA-I Technology Co., Ltd. 10,000 33,572
Shares Value
TAIWAN — (Continued)
Taichung Commercial Bank
Co., Ltd. 132,606 $ 84,112
TaiDoc Technology Corp. 5,000 19,880
Taiflex Scientific Co., Ltd. 31,000 166,419
Taimide Tech, Inc. 12,000 24,543
Tainan Spinning Co., Ltd. 46,000 17,293
*Tainergy Tech Co., Ltd. 1,000 435
Taisun Enterprise Co., Ltd. 1,000 494
Taita Chemical Co., Ltd. 6,000 2,321
TAI-TECH Advanced
Electronics Co., Ltd. 6,000 36,016
Taiwan Business Bank 192,120 108,190
Taiwan Cogeneration Corp. 40,805 74,491
Taiwan Cooperative Financial
Holding Co., Ltd. 351,050 299,792
Taiwan FamilyMart Co., Ltd. 3,000 17,590
Taiwan Fertilizer Co., Ltd. 46,000 65,188
Taiwan Fire & Marine
Insurance Co., Ltd. 15,400 28,304
Taiwan FU Hsing Industrial
Co., Ltd. 1,600 1,918
*Taiwan Glass Industry Corp. 26,000 36,765
Taiwan High Speed Rail Corp. 82,000 66,094
Taiwan Hon Chuan Enterprise
Co., Ltd. 19,000 75,250
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 25,000 33,223
*Taiwan Mask Corp. 9,577 10,875
Taiwan Mobile Co., Ltd. 86,000 299,360
Taiwan Navigation Co., Ltd. 22,000 19,366
Taiwan Paiho, Ltd. 24,000 33,862
Taiwan PCB Techvest Co.,
Ltd. 16,000 14,802
Taiwan Sakura Corp. 8,000 20,273
Taiwan Sanyo Electric Co.,
Ltd. 1,000 970
Taiwan Secom Co., Ltd. 18,000 60,707
Taiwan Semiconductor Co.,
Ltd. 30,000 67,855
Taiwan Semiconductor
Manufacturing Co., Ltd. 521,000 39,092,330
*Taiwan Styrene Monomer 1,000 227
Taiwan Surface Mounting
Technology Corp. 27,000 116,959
Taiwan Taxi Co., Ltd. 3,000 13,738
*Taiwan TEA Corp. 27,000 9,148
Taiwan Union Technology
Corp. 62,000 2,129,398
*Taiwan-Asia Semiconductor
Corp. 45,000 38,151
Tatung Co., Ltd. 71,400 53,684
*TCC Group Holdings Co., Ltd. 193,000 145,113
TCI Co., Ltd. 8,000 27,971
Teco Electric and Machinery
Co., Ltd. 40,000 80,201
Test Research, Inc. 7,000 58,155
Thinking Electronic Industrial
Co., Ltd. 8,000 54,086
Tigerair Taiwan Co., Ltd. 10,000 17,761

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Ton Yi Industrial Corp. 26,000 $ 12,067
*Tong Hsing Electronic
Industries, Ltd. 7,000 34,655
Tong Yang Industry Co., Ltd. 19,000 41,858
Tong-Tai Machine & Tool Co.,
Ltd. 21,000 17,479
Topco Scientific Co., Ltd. 9,000 139,237
Topco Technologies Corp. 1,000 2,222
Topkey Corp. 7,000 35,846
Trade-Van Information
Services Co. 5,000 14,481
Transcend Information, Inc. 12,000 108,790
Transcom, Inc. 2,800 9,660
Tripod Technology Corp. 52,000 593,706
TS Financial Holding Co., Ltd. 244,420 271,880
TSC Auto ID Technology Co.,
Ltd. 2,000 11,356
TSRC Corp. 31,000 20,383
TTY Biopharm Co., Ltd. 11,000 25,322
Tung Ho Steel Enterprise
Corp. 36,000 83,097
Tung Thih Electronic Co., Ltd. 1,040 1,442
TURVO International Co., Ltd. 4,000 23,578
TXC Corp. 22,000 101,767
*Tycoons Group Enterprise 2,000 470
U-BEST Innovative
Technology Co., Ltd. 1,184 366
UDE Corp. 8,000 25,991
U-Ming Marine Transport Corp. 12,000 23,243
Unimicron Technology Corp. 56,240 1,369,500
Union Bank Of Taiwan 43,534 27,950
Uni-President Enterprises
Corp. 189,000 431,579
Unitech Printed Circuit Board
Corp. 62,000 69,637
United Alloy-Tech Co. 12,387 22,613
United Integrated Services
Co., Ltd. 5,000 170,179
United Microelectronics Corp. 16,000 59,903
#United Microelectronics
Corp., Sponsored ADR 90,831 1,728,514
United Orthopedic Corp. 8,000 20,669
*United Renewable Energy
Co., Ltd. 227,000 114,487
Universal Cement Corp. 12,000 9,951
Universal Vision Biotechnology
Co., Ltd. 4,000 16,399
USI Corp. 95,000 33,069
Vanguard International
Semiconductor Corp. 109,000 510,953
Ventec International Group
Co., Ltd. 7,000 42,885
Visco Vision, Inc. 5,000 28,544
VisEra Technologies Co., Ltd. 3,000 39,311
Visual Photonics Epitaxy Co.,
Ltd. 7,000 63,244
Vizionfocus, Inc. 1,000 5,631
Voltronic Power Technology
Corp. 4,000 118,444
Shares Value
TAIWAN — (Continued)
*Wafer Works Corp. 20,538 $ 56,557
Waffer Technology Corp. 15,000 17,010
Wah Lee Industrial Corp. 13,000 45,252
Walsin Lihwa Corp. 182,175 177,277
Walton Advanced Engineering,
Inc. 59,000 67,728
Wan Hai Lines, Ltd. 19,000 49,794
Waste Recovery Technology,
Inc. 1,000 9,994
We&Win Diversification Co.,
Ltd. 1,000 444
WEI Chih Steel Industrial Co.,
Ltd. 1,000 478
Wei Chuan Foods Corp. 23,000 8,682
Weikeng Industrial Co., Ltd. 97,000 132,959
*Weltrend Semiconductor 2,000 3,397
Wholetech System Hitech, Ltd. 6,000 22,649
Win Semiconductors Corp. 21,000 191,358
Winbond Electronics Corp. 7,000 28,157
Winmate, Inc. 5,000 25,604
Winstek Semiconductor Co.,
Ltd. 4,000 17,822
WinWay Technology Co., Ltd. 1,000 179,925
Wisdom Marine Lines Co., Ltd. 50,000 121,136
Wiselink Co., Ltd. 8,000 21,956
Wistron Corp. 128,000 697,051
WITS Corp. 6,000 22,371
Wiwynn Corp. 2,000 333,550
WNC Corp. 11,000 75,559
Wonderful Hi-Tech Co., Ltd. 17,000 32,507
Wowprime Corp. 7,000 50,791
*WPG Holdings, Ltd. 127,000 442,077
WT Microelectronics Co., Ltd. 13,000 79,040
XinTec, Inc. 5,000 42,854
Xxentria Technology Materials
Corp. 9,000 10,192
Yageo Corp. 35,000 543,643
Yankey Engineering Co., Ltd. 4,300 86,482
YC INOX Co., Ltd. 32,000 18,218
Yea Shin International
Development Co., Ltd. 21,724 14,553
Yem Chio Co., Ltd. 26,520 11,775
*Yieh Phui Enterprise Co., Ltd. 48,000 20,273
Youngtek Electronics Corp. 6,000 13,627
Yuanta Financial Holding Co.,
Ltd. 373,440 786,883
Yulon Motor Co., Ltd. 24,000 20,793
YungShin Global Holding
Corp. 12,000 19,902
Zeng Hsing Industrial Co., Ltd. 4,000 11,362
Zenitron Corp. 13,000 24,738
Zero One Technology Co., Ltd. 12,000 40,657
Zhen Ding Technology
Holding, Ltd. 23,000 294,270
*Zig Sheng Industrial Co., Ltd. 3,000 794
ZillTek Technology Corp. 4,000 25,372
Zippy Technology Corp. 12,000 19,976

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Zyxel Group Corp. 26,000 $ 33,305
TOTAL TAIWAN 97,927,030
THAILAND — (1.5%)
AAPICO Hitech PCL - NVDR 800 381
Absolute Clean Energy PCL -
NVDR, Class R 6,000 239
Advanced Info Service PCL
- NVDR 9,800 111,522
Advanced Info Service PCL,
Class F 6,800 77,383
Advanced Information
Technology PCL - NVDR 2,100 309
Airports of Thailand PCL
- NVDR 32,200 61,473
Airports of Thailand PCL,
Class F 34,300 65,483
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 261
Amata Corp. PCL - NVDR 45,400 39,428
AP Thailand PCL - NVDR 149,100 37,060
*Asia Aviation PCL - NVDR 60,000 1,905
Asia Plus Group Holdings PCL
- NVDR 6,600 478
Asian Alliance International
PCL - NVDR, Class R 1,400 170
Asian Sea Corp. PCL - NVDR 1,500 337
Asset World Corp. PCL
- NVDR 6,300 559
Asset World Corp. PCL, Class
F 176,800 15,672
Assetwise PCL - NVDR, Class
R 1,600 357
Aurora Design PCL - NVDR,
Class R 2,300 992
Aurora Design PCL, Class F 27,200 11,730
B Grimm Power PCL - NVDR,
Class R 16,500 9,289
Bangchak Corp. PCL - NVDR 47,600 63,790
Bangkok Airways PCL 60,800 35,323
Bangkok Bank PCL - NVDR 29,800 170,898
Bangkok Chain Hospital PCL
- NVDR 8,500 2,622
Bangkok Chain Hospital PCL,
Class F 25,000 7,711
Bangkok Dusit Medical
Services PCL - NVDR 228,800 131,555
Bangkok Dusit Medical
Services PCL, Class F 32,100 18,457
Bangkok Expressway & Metro
PCL - NVDR, Class R 211,500 42,753
Bangkok Land PCL - NVDR 28,100 530
Bangkok Life Assurance PCL
- NVDR 28,100 21,879
Banpu PCL - NVDR 197,100 34,235
BCPG PCL 41,100 8,739
BCPG PCL - NVDR 2,700 574
Berli Jucker PCL - NVDR 45,100 21,880
Betagro PCL - NVDR, Class R 22,300 14,291
*BTS Group Holdings PCL 739,000 47,360
Shares Value
THAILAND — (Continued)
*BTS Group Holdings PCL
- NVDR 30,000 $ 1,923
Bumrungrad Hospital PCL
- NVDR 20,200 113,424
#Cal-Comp Electronics
Thailand PCL - NVDR 2,800 696
Carabao Group PCL - NVDR 7,800 11,971
Carabao Group PCL, Class F 15,900 24,403
Central Pattana PCL - NVDR 39,500 81,620
Central Plaza Hotel PCL
- NVDR 800 922
Central Plaza Hotel PCL,
Class F 20,100 23,174
Central Retail Corp. PCL -
NVDR, Class R 17,200 13,779
Central Retail Corp. PCL,
Class F 35,800 28,679
CH Karnchang PCL - NVDR 59,700 32,717
Charoen Pokphand Foods
PCL - NVDR 91,800 61,855
Chularat Hospital PCL 449,100 21,384
CK Power PCL - NVDR 4,400 340
Com7 PCL - NVDR 63,600 58,091
CP ALL PCL - NVDR 54,400 78,197
CP AXTRA PCL - NVDR,
Class R 1,700 759
CP AXTRA PCL, Class F 65,400 29,182
Delta Electronics Thailand PCL 25,600 213,126
Delta Electronics Thailand
PCL - NVDR 2,700 22,478
Dhipaya Group Holdings PCL,
Class F 22,900 16,253
Dohome PCL - NVDR 9,000 1,067
Don Muang Tollway PCL -
NVDR, Class R 1,500 561
Dynasty Ceramic PCL - NVDR 8,800 385
Eastern Water Resources
Development and
Management PCL - NVDR 5,000 779
Electricity Generating PCL 5,800 23,361
Electricity Generating PCL
- NVDR 2,400 9,667
*Energy Absolute PCL - NVDR 350,600 30,658
Exotic Food PCL - NVDR 500 298
Forth Corp. PCL - NVDR 1,100 593
Forth Smart Service PCL
- NVDR 3,900 929
Frasers Property Thailand PCL
- NVDR, Class R 1,000 211
GFPT PCL 83,000 24,359
GFPT PCL - NVDR 38,600 11,328
Global Power Synergy PCL
- NVDR 700 1,085
Gulf Development PCL -
NVDR, Class R 38,520 77,000
Gunkul Engineering PCL
- NVDR 161,900 24,484
Haad Thip PCL - NVDR 800 383
Home Product Center PCL 101,900 19,835

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
THAILAND — (Continued)
Home Product Center PCL
- NVDR 109,800 $ 21,373
Ichitan Group PCL - NVDR 75,800 33,596
Indorama Ventures PCL
- NVDR 2,000 1,324
Indorama Ventures PCL,
Class F 16,300 10,788
IRPC PCL - NVDR 587,600 38,713
I-TAIL Corp. PCL - NVDR,
Class R 1,000 524
*Jasmine Technology Solution
PCL - NVDR 400 359
Karmarts PCL - NVDR 2,200 484
Kasikornbank PCL - NVDR 4,700 34,343
KCE Electronics PCL - NVDR 57,700 72,573
KGI Securities Thailand PCL
- NVDR 5,200 802
Khon Kaen Sugar Industry
PCL - NVDR 6,700 323
Kiatnakin Phatra Bank PCL
- NVDR 300 997
Krung Thai Bank PCL - NVDR 90,400 119,793
Land & Houses PCL - NVDR 249,700 28,565
LH Financial Group PCL -
NVDR, Class R 12,600 475
Major Cineplex Group PCL
- NVDR 1,600 342
MBK PCL 22,600 15,296
MC Group PCL - NVDR 1,200 424
MCS Steel PCL - NVDR 1,400 333
Mega Lifesciences PCL 30,300 34,481
Mega Lifesciences PCL
- NVDR 1,100 1,252
Minor International PCL
- NVDR 156,700 110,747
MK Restaurants Group PCL
- NVDR 5,900 3,781
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 400 503
Muang Thai Insurance PCL
- NVDR 1,000 527
Northeast Rubber PCL -
NVDR, Class R 191,200 25,766
NSL Foods PCL - NVDR,
Class R 200 138
Osotspa PCL - NVDR 28,600 15,074
Osotspa PCL, Class F 43,100 22,717
Plan B Media PCL - NVDR 22,300 4,074
Polyplex Thailand PCL - NVDR 1,600 676
Praram 9 Hospital PCL -
NVDR, Class R 3,300 1,769
Praram 9 Hospital PCL, Class
F 14,800 7,933
Precious Shipping PCL
- NVDR 102,000 24,589
Prima Marine PCL - NVDR,
Class R 52,900 16,000
Pruksa Holding PCL - NVDR 1,900 223
*PSG Corp. PCL, Class F 52,247 8,214
Shares Value
THAILAND — (Continued)
PTG Energy PCL - NVDR 124,600 $ 28,172
PTT Exploration & Production
PCL - NVDR 48,600 216,857
PTT Global Chemical PCL
- NVDR 47,500 52,276
PTT Oil & Retail Business PCL
- NVDR, Class R 84,300 32,314
PTT PCL - NVDR 244,000 281,321
Quality Houses PCL - NVDR 704,400 30,587
Rajthanee Hospital PCL
- NVDR 600 275
Ratch Group PCL - NVDR 29,300 33,781
Regional Container Lines PCL
- NVDR 15,100 15,827
Regional Container Lines PCL,
Class F 13,600 14,255
Rojana Industrial Park PCL
- NVDR 2,200 402
S Hotels & Resorts PCL
- NVDR 4,000 201
Samart Corp. PCL - NVDR 1,700 300
Sansiri PCL - NVDR 820,800 37,116
Sappe PCL - NVDR 300 312
SC Asset Corp. PCL - NVDR 7,500 454
SCB X PCL - NVDR 9,900 45,360
SCG Packaging PCL - NVDR 54,600 49,870
SCGJWD Logistics PCL
- NVDR 1,500 440
Siam Cement PCL (The)
- NVDR 12,400 94,321
Siam Wellness Group PCL
- NVDR 2,200 217
Siamgas & Petrochemicals
PCL - NVDR 2,200 530
SiS Distribution Thailand PCL
- NVDR 400 327
SISB PCL - NVDR, Class R 600 175
SKY ICT PCL, Class F 33,600 19,018
SPCG PCL - NVDR 1,800 496
Sri Trang Agro-Industry PCL
- NVDR 79,300 44,171
Sri Trang Gloves Thailand
PCL - NVDR 31,300 9,654
Sri Trang Gloves Thailand
PCL, Class F 63,400 19,556
Srinanaporn Marketing PCL -
NVDR, Class R 1,600 340
Sriracha Construction PCL
- NVDR 1,900 1,013
Star Petroleum Refining PCL 101,900 33,872
#Star Petroleum Refining PCL
- NVDR 7,000 2,327
Supalai PCL - NVDR 62,800 29,903
*Super Energy Corp. PCL -
NVDR, Class R 68,000 265
TAC Consumer PCL - NVDR 1,500 290
Taokaenoi Food & Marketing
PCL - NVDR 1,300 161

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
THAILAND — (Continued)
Thai Airways International
PCL, Class F 271,800 $ 45,581
Thai Life Insurance PCL 70,300 24,632
Thai Life Insurance PCL
- NVDR 2,000 701
Thai Oil PCL - NVDR 53,200 104,353
Thai President Foods PCL
- NVDR 100 557
Thai Union Group PCL - NVDR 122,200 44,646
Thai Vegetable Oil PCL
- NVDR 1,500 1,224
Thai Vegetable Oil PCL, Class
F 30,600 24,971
Thaifoods Group PCL - NVDR 4,200 1,239
Thaifoods Group PCL, Class F 142,900 42,152
Thaitheparos PCL - NVDR 300 373
Thoresen Thai Agencies PCL
- NVDR 168,800 25,528
Tipco Asphalt PCL, Class F 22,400 9,391
Tisco Financial Group PCL
- NVDR 6,300 24,243
TMBThanachart Bank PCL
- NVDR 422,000 38,671
TOA Paint Thailand PCL 22,200 10,504
TOA Paint Thailand PCL
- NVDR 1,900 899
TPI Polene PCL - NVDR 45,200 1,218
TPI Polene Power PCL 80,600 4,345
TPI Polene Power PCL
- NVDR 10,100 544
TQM Alpha PCL - NVDR,
Class R 600 302
Triple i Logistics PCL - NVDR 1,400 192
True Corp. PCL - NVDR, Class
R 238,000 102,634
True Corp. PCL, Class F 67,800 29,238
TTW PCL 68,600 21,365
TTW PCL - NVDR 3,200 997
United Paper PCL - NVDR,
Class R 800 198
Univanich Palm Oil PCL
- NVDR 2,100 1,006
Univanich Palm Oil PCL, Class
F 48,100 23,047
WHA Corp. PCL - NVDR 196,600 28,613
TOTAL THAILAND 4,489,592
TURKEY — (0.8%)
Agesa Hayat ve Emeklilik A/S 104 532
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 29,051 20,454
Akbank TAS 130,287 173,808
Akcansa Cimento A/S 52 259
Aksa Akrilik Kimya Sanayii A/S 82,000 22,430
*Aksa Enerji Uretim A/S, Class
B 7,501 14,860
*Aksigorta A/S 34,829 4,903
Alarko Holding A/S 10,199 21,675
Albaraka Turk Katilim Bankasi
A/S 120,130 20,045
Shares Value
TURKEY — (Continued)
*Alkim Alkali Kimya A/S 520 $ 170
Anadolu Anonim Turk Sigorta
Sirketi 56,941 32,589
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 57,706 26,567
Anadolu Hayat Emeklilik A/S 176 426
*Arcelik A/S 88 180
ARD Grup Bilisim Teknolojileri
A/S 23,528 35,793
Aselsan Elektronik Sanayi Ve
Ticaret A/S 13,975 100,641
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 5,142 31,972
*Aydem Yenilenebilir Enerji
A/S 316 151
#*Baticim Bati Anadolu Sanayi
ve Ticaret Anonim Sirketi 11,234 1,158
*Besler Gida Ve Kimya Sanayi
Ve Ticaret A/S 704 182
BIM Birlesik Magazalar A/S 20,677 169,790
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 12 132
Borusan Yatirim ve Pazarlama
A/S 4 144
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 2,836 7,435
*Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 64 108
*Bursa Cimento Fabrikasi A/S 7,372 782
*Can2 Termik A/S 790,214 19,953
Celebi Hava Servisi A/S 4 121
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 924 172
Cimsa Cimento Sanayi VE
Ticaret A/S 17,813 16,807
Coca-Cola Icecek A/S 25,251 48,377
*DAP Gayrimenkul Gelistirme
A/S, Class C 51,009 9,327
Dogan Sirketler Grubu Holding
A/S 43,902 19,325
Dogus Otomotiv Servis ve
Ticaret A/S 11,287 45,220
*EGE Endustri VE Ticaret A/S 20 2,218
EGE Gubre Sanayii A/S 812 1,607
ΩEnerjisa Enerji A/S 244 559
Enerya Enerji A/S 45,353 8,789
Enka Insaat ve Sanayi A/S 9,264 17,076
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 52 168
Eregli Demir ve Celik
Fabrikalari TAS 52,270 46,788
Escar Turizm Tasimacilik
Ticaret A/S 1 1
*Esenboga Elektrik Uretim A/S 2,632 186
Europap Tezol Kagit Sanayi
VE Ticaret A/S 4,702 1,020
*Europen Endustri Insaat
Sanayi VE Ticaret A/S 3,084 255

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TURKEY — (Continued)
#Ford Otomotiv Sanayi A/S 31,165 $ 52,527
*Formet Metal ve Cam Sanayi
A/S 936 35
Galata Wind Enerji A/S 8,418 4,297
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 1,620 318
Gentas Genel Metal Sanayi ve
Ticaret A/S 13,354 1,548
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S, Class B 6,322 9,944
Global Yatirim Holding A/S 191,285 65,526
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 40 242
*Gubre Fabrikalari TAS 48 402
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 1,116 8,360
*Hitit Bilgisayar Hizmetleri A/S 113 87
*Ihlas Holding A/S 9,352 205
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 1,628 346
*Info Yatirim AS 27,047 3,204
Is Yatirim Menkul Degerler A/S 37,310 27,116
*Izdemir Enerji Elektrik Uretim
A/S 105,244 19,045
*Izmir Demir Celik Sanayi A/S 2,408 575
*Jantsa Jant Sanayi Ve Ticaret
A/S 472 148
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 3,342 1,769
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 83,617 72,489
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 920 822
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 24,074 5,091
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 211,472 9,834
*Kayseri Seker Fabrikasi A/S 38,618 3,169
*Kiler Holding A/S 280 432
*Kimteks Poliuretan Sanayi VE
Ticaret A/S 5,515 2,337
*Kirac Galvaniz
Telekominikasyon Metal
Makine Insaat Elektrik Sanayi
VE Ticaret A/S 1,863 5,488
#KOC Holding A/S 16,449 68,150
Kocaer Celik Sanayi Ve
Ticaret A/S 1,759 553
*Konya Cimento Sanayii A/S 4 307
*Koza Polyester Sanayi VE
Ticaret A/S 13,743 1,547
*LDR Turizm A/S 240 492
Logo Yazilim Sanayi Ve
Ticaret A/S 2,151 6,155
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 3,723 1,126
Shares Value
TURKEY — (Continued)
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 42,108 $ 32,694
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 46,583 38,345
*Mega Metal Sanayi VE
Ticaret A/S 2,806 4,024
#*MIA Teknoloji A/S 30,285 19,640
Migros Ticaret A/S 2,318 30,509
Ω*MLP Saglik Hizmetleri A/S,
Class B 5,079 43,283
*Naturel Yenilenebilir Enerji
Ticaret A/S 400 50
*NET Holding A/S 613 588
Nuh Cimento Sanayi A/S 2,152 9,813
#*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 71,457 11,788
*Orge Enerji Elektrik Taahhut
A/S 1,606 3,427
Oyak Cimento Fabrikalari A/S 43,304 18,497
#*Pegasus Hava Tasimaciligi
A/S 5,061 16,293
*Peker Gayrimenkul Yatirim
Ortakligi A/S – –
#*Petkim Petrokimya Holding
A/S 69,618 28,008
*Politeknik Metal Sanayi ve
Ticaret A/S, Class A 4 383
*Qua Granite Hayal 3,248 233
*Ral Yatirim Holding A/S 3,374 17,145
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 57,062 28,528
*Sasa Polyester Sanayi A/S 29,033 1,509
Sekerbank Turk A/S 223,810 32,824
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 240 1,076
*Sok Marketler Ticaret A/S 31,443 33,742
SUN Tekstil Sanayi Ve Ticaret
A/S 264 273
Suwen Tekstil Sanayi
Pazarlama A/S 920 118
TAB Gida Sanayi Ve Ticaret
A/S 622 3,182
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 175 104
TAV Havalimanlari Holding A/S 10,871 62,161
Tekfen Holding A/S 14,882 48,380
#Tofas Turk Otomobil
Fabrikasi A/S 4,836 27,729
*Tukas Gida Sanayi ve Ticaret
A/S 93,904 3,932
*Turk Altin Isletmeleri A/S 444 413
Turk Hava Yollari AO 22,393 147,952
*Turk Telekomunikasyon A/S 20,719 22,234
Turkcell Iletisim Hizmetleri A/S 51,128 107,528
#Turkiye Garanti Bankasi A/S 24,996 64,903
#Turkiye Is Bankasi A/S 387,179 101,592
Turkiye Petrol Rafinerileri A/S 21,511 133,638
Turkiye Sigorta A/S 50,452 6,677

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TURKEY — (Continued)
Turkiye Sise ve Cam
Fabrikalari A/S 30,604 $ 26,879
*Turkiye Vakiflar Bankasi TAO 106,146 65,263
Ulker Biskuvi Sanayi A/S 16,264 29,534
*Yapi ve Kredi Bankasi A/S 73,415 50,607
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 456 314
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 9,594 1,970
TOTAL TURKEY 2,576,623
UNITED ARAB EMIRATES — (1.8%)
Abu Dhabi Aviation Co. 8,657 12,115
Abu Dhabi Commercial Bank
PJSC 53,814 219,781
Abu Dhabi Islamic Bank PJSC 59,114 341,538
Abu Dhabi National Hotels 308,395 33,419
Abu Dhabi National Insurance
Co. PSC 2,160 4,170
Abu Dhabi National Oil Co. for
Distribution PJSC 144,527 157,403
*Abu Dhabi Ports Co. PJSC 56,866 75,867
Abu Dhabi Ship Building Co.
PJSC 192 423
ADNOC Drilling Co. PJSC 78,662 124,649
ADNOC Logistics & Services 71,207 120,203
Agthia Group PJSC 26,331 22,941
Air Arabia PJSC 246,946 329,459
Ajman Bank PJSC 70,005 25,922
Aldar Properties PJSC 61,562 124,539
Alef Education Holding PLC 41,085 11,030
Alpha Dhabi Holding PJSC 36,101 71,950
Amanat Holdings PJSC 90,472 34,240
Americana Restaurants
International PLC - Foreign Co. 121,677 71,890
*Apex Investment Co. PSC 12,581 11,030
Bank of Sharjah 103,372 34,900
Burjeel Holdings PLC 55,327 18,679
Dana Gas PJSC 636,945 148,103
Deyaar Development PJSC 91,517 18,065
Dubai Electricity & Water
Authority PJSC 82,621 61,637
Dubai Financial Market PJSC 99,723 38,284
Dubai Investments PJSC 191,819 188,017
Dubai Islamic Bank PJSC 80,882 160,099
Dubai Taxi Co PJSC 19,040 11,042
Emaar Development PJSC 32,964 116,318
Emaar Properties PJSC 159,703 478,309
Emirates Central Cooling
Systems Corp. 97,901 42,116
Emirates Integrated
Telecommunications Co. PJSC 29,146 96,497
Emirates Mobility Co. 22,474 21,845
Emirates NBD Bank PJSC 61,994 509,752
*Emirates Reem Investments
PJSC 268 134
Emirates Telecommunications
Group Co. PJSC 72,181 400,132
*EMSTEEL Building Materials
PJSC 4,388 1,326
Shares Value
UNITED ARAB EMIRATES — (Continued)
*Etihad Energy Holding PJSC 356 $ 288
Fertiglobe PLC 66,564 48,209
First Abu Dhabi Bank PJSC 107,306 566,798
Lulu Retail Holdings PLC 47,377 12,383
*Manazel PJSC 3,300 275
*Modon Holding PSC 59,864 46,453
National Bank of Ras Al-
Khaimah PSC (The) 26,371 65,769
National Central Cooling Co.
PJSC 36,207 24,547
NMDC Group PJSC 13,792 85,843
Parkin Co. PJSC 32,454 48,953
*Presight AI Holding PLC 35,399 32,770
Pure Health Holding PJSC 61,725 37,982
*RAK Properties PJSC 85,020 24,769
Ras Al Khaimah Ceramics
PJSC 38,439 25,432
Salik Co. PJSC 84,381 122,225
Sharjah Islamic Bank 241,085 190,358
*Space42 PLC 29,966 13,218
Spinneys 1961 Holding PLC 42,262 14,614
Taaleem Holdings PJSC 388 338
TECOM Group PJSC 27,001 24,848
Union Properties PJSC 118,226 19,571
TOTAL UNITED ARAB
EMIRATES 5,543,467
TOTAL COMMON STOCKS 300,116,659
PREFERRED STOCKS — (0.2%)
BRAZIL — (0.1%)
Alpargatas SA 3.070% 700 1,691
Banco do Estado do Rio
Grande do Sul SA 0.500% 27,200 75,272
Banco Pine SA 0.210% 7,927 20,392
Cia Energetica de Minas
Gerais 2.080% 29,000 64,728
Isa Energia Brasil SA 1.580% 6,323 33,465
Itau Unibanco Holding SA
4.230% 2,832 23,908
Klabin SA 7.780% 3 2
Marcopolo SA 13.090% 59,500 62,186
Schulz SA 6.520% 400 353
Taurus Armas SA 0.060% 220 211
Track & Field Co. SA 0.070% 100 289
Unipar Carbocloro SA
16.090% 4,914 61,117
TOTAL BRAZIL 343,614
CHILE — (0.0%)
Embotelladora Andina SA
3.730% 7,771 38,751
TOTAL CHILE 38,751
COLOMBIA — (0.1%)
Grupo Argos SA 5.580% 1,267 5,186
Grupo de Inversiones
Suramericana SA 3.910% 3,332 47,334
TOTAL COLOMBIA 52,520

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (0.0%)
TVS Motor Co., Ltd. 6.000% 25,640 $ 2,808
TOTAL INDIA 2,808
TOTAL PREFERRED
STOCKS 437,693
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
08/12/26 200 176
TOTAL BRAZIL 176
CHILE — (0.0%)
*Sonda SA 08/31/26 8,847 422
TOTAL CHILE 422
KOREA, REPUBLIC OF — (0.0%)
*Hansol Technics Co., Ltd.
08/04/26 25 –
*LB Semicon, Inc. 08/26/26 1,577 –
TOTAL KOREA, REPUBLIC
OF –
QATAR — (0.0%)
*Baladna 08/17/26 16,964 905
TOTAL QATAR 905
THAILAND — (0.0%)
*Better World Green PCL
05/28/27 3,033 2
TOTAL THAILAND 2
TOTAL RIGHTS/WARRANTS 1,505
TOTAL INVESTMENT SECURITIES — (97.7%)
(Cost $192,841,378) 300,555,857
SECURITIES LENDING COLLATERAL — (2.3%)
@§The DFA Short Term
Investment Fund 622,764 7,203,513
TOTAL INVESTMENTS — ( 100.0% )
(Cost $200,044,891) $ 307,759,370
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $6,569,578 which represented 2.1% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment

Dimensional Emerging Markets ex China Core Equity ETF
continued
As of July 31, 2026 , Dimensional Emerging Markets ex China Core Equity ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 17 09/18/26 $ 6,457,808 $ 6,391,363 ($66,445)
Total Futures Contracts ............................
$6,457,808 $6,391,363 ($66,445)
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 13,527,497 $ — $ — $ 13,527,497
Chile ......................... 1,930,098 — — 1,930,098
Colombia ..................... 733,438 28,847 — 762,285
Czechia ...................... 397,208 — — 397,208
Egypt ........................ 78,074 — — 78,074
Greece ....................... 2,666,395 — — 2,666,395
Hungary ...................... 1,115,257 — — 1,115,257
India ......................... 48,363,389 15,806 — 48,379,195
Indonesia ..................... 3,113,366 — — 3,113,366
Korea, Republic of .............. 75,404,768 105,018 715 75,510,501
Kuwait ....................... 2,659,971 — 72 2,660,043
Malaysia ...................... 5,119,510 — — 5,119,510
Mexico ....................... 6,145,114 — — 6,145,114
Peru ......................... 370,953 — — 370,953
Philippines .................... 1,208,781 — — 1,208,781
Poland ....................... 4,842,841 — — 4,842,841
Qatar ........................ 2,123,850 — — 2,123,850
Saudi Arabia ................... 8,623,482 — — 8,623,482
South Africa ................... 11,005,497 — — 11,005,497
Taiwan ....................... 97,795,408 131,622 — 97,927,030
Thailand ...................... 1,791 4,487,801 — 4,489,592
Turkey ....................... 2,576,623 — — 2,576,623
United Arab Emirates ............ 5,543,467 — — 5,543,467
Preferred Stocks
Brazil ........................ 343,614 — — 343,614
Chile ......................... 38,751 — — 38,751
Colombia ..................... 52,520 — — 52,520
India ......................... 2,808 — — 2,808
Rights/Warrants
Brazil ........................ — 176 — 176
Chile ......................... — 422 — 422
Korea, Republic of .............. — — — —
Qatar ........................ 905 — — 905
Thailand ...................... 2 — — 2
Securities Lending Collateral ........ — 7,203,513 — 7,203,513
Total Investments .................
$295,785,378 $11,973,205 $787> $307,759,370
Financial Instruments
Liabilities
Futures Contracts** ............... (66,445) — — (66,445)
Total Other Financial Instruments ....
$(66,445) $– $– $(66,445)

Dimensional Emerging Markets ex China Core Equity ETF
continued
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional World Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
$
Shares Value
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC — (71.1%)
Dimensional U.S. Core Equity 2 ETF 19,057,397 $ 847,863,592
Dimensional US Core Equity 1 ETF 3,408,858 281,264,874
TOTAL DOMESTIC 1,129,128,466
INTERNATIONAL — (28.9%)
Dimensional Emerging Markets Core Equity 2 ETF 3,575,651 134,802,043
Dimensional Global Real Estate ETF 919,868 27,412,066
Dimensional International Core Equity 2 ETF 7,776,399 296,203,038
TOTAL INTERNATIONAL 458,417,147
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANIES
(Cost $1,255,925,500) 1,587,545,613
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,255,925,500) $ 1,587,545,613
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Affiliated Investment Companies ...... $ 1,587,545,613 $ — $ — $ 1,587,545,613
Total Investments ..................
$1,587,545,613 $— $— $1,587,545,613

Dimensional Global Real Estate ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
4
Shares Value
COMMON STOCKS — (99.4%)
AUSTRALIA — (5.9%)
Abacus Group 878,450 $ 583,046
Arena REIT 891,771 1,998,012
Aspen Group, Ltd. 365,544 1,301,672
#BWP Property Group, Ltd. 1,235,658 3,375,996
Carindale Property Trust 128 498
#Centuria Capital Group 1,669,006 1,717,313
Centuria Industrial REIT 1,161,277 2,455,028
Centuria Office REIT 783,549 503,548
Charter Hall Group 891,872 14,614,075
Charter Hall Long Wale REIT 1,256,487 3,362,304
Charter Hall Retail REIT 1,031,813 2,920,519
Charter Hall Social
Infrastructure REIT 634,957 1,146,124
Cromwell Property Group 2,934,005 886,101
Dexus 2,121,747 8,926,362
Dexus Convenience Retail
REIT 206,650 380,269
Dexus Industria REIT 489,572 845,874
Garda Property Group 632 482
GDI Property Group
Partnership 827,017 368,844
Goodman Group 4,025,652 84,172,287
GPT Group (The) 3,899,902 14,078,970
Growthpoint Properties
Australia, Ltd. 478,374 749,250
#*HealthCo REIT 772,627 404,278
#HMC Capital, Ltd. 200,143 404,843
HomeCo Daily Needs REIT 3,381,336 3,004,228
Ingenia Communities Group 756,868 2,323,034
LDR Capital Property Fund 194,118 72,260
Mirvac Group 7,721,767 9,707,866
RAM Essential Services
Property Fund 497,394 153,712
Region Group 2,527,782 4,225,427
Scentre Group 10,578,054 29,123,657
Stockland 4,922,314 14,762,206
Storage King Group 817,702 740,865
Vicinity, Ltd. 7,993,673 15,046,491
Waypoint REIT, Ltd. 1,417,238 2,478,542
TOTAL AUSTRALIA 226,833,983
BELGIUM — (0.9%)
Aedifica SA 168,678 13,633,584
Ascencio 8,959 540,127
Care Property Invest NV 73,965 1,075,669
Home Invest Belgium SA 15,610 361,896
Montea NV 40,271 3,150,697
Nextensa SA 770 39,862
Retail Estates NV 22,469 1,706,212
Shurgard Self Storage, Ltd. 57,944 1,690,019
Vastned NV 13,444 459,399
Warehouses De Pauw CVA 397,431 10,206,132
#Wereldhave Belgium Comm
VA 1,222 74,798
Shares Value
BELGIUM — (Continued)
Xior Student Housing NV 72,942 $ 2,316,285
TOTAL BELGIUM 35,254,680
CANADA — (1.1%)
Allied Properties Real Estate
Investment Trust 117,619 823,337
Automotive Properties Real
Estate Investment Trust 32,400 282,924
Boardwalk Real Estate
Investment Trust 48,016 2,267,570
BSR Real Estate Investment
Trust 35,906 428,718
BTB Real Estate Investment
Trust 74,767 203,060
Canadian Apartment
Properties REIT 157,881 3,900,742
Choice Properties Real Estate
Investment Trust 326,189 3,711,000
Crombie Real Estate
Investment Trust 108,176 1,347,139
CT Real Estate Investment
Trust 110,409 1,467,030
Dream Industrial Real Estate
Investment Trust 322,000 3,302,976
Dream Office Real Estate
Investment Trust 10,434 136,408
Firm Capital Property Trust 15,582 78,196
First Capital Real Estate
Investment Trust 234,800 3,837,876
Flagship Communities REIT 2,600 55,900
Granite Real Estate
Investment Trust 834 57,304
Granite Real Estate
Investment Trust 55,001 3,772,068
H&R Real Estate Investment
Trust 275,353 2,163,018
Killam Apartment Real Estate
Investment Trust 154,800 2,051,347
Morguard North American
Residential Real Estate
Investment Trust 30,505 353,357
Morguard Real Estate
Investment Trust 100 485
Nexus Industrial REIT 63,859 371,906
Plaza Retail REIT 70,500 261,828
Primaris Real Estate
Investment Trust 127,916 2,089,001
PRO Real Estate Investment
Trust 43,200 218,641
#RFA Financial, Inc. 20,793 377,812
RioCan Real Estate
Investment Trust 277,803 4,392,252
Slate Grocery REIT, Class U 59,327 738,389
SmartCentres Real Estate
Investment Trust 160,600 3,382,920

Dimensional Global Real Estate ETF
continued
Shares Value
CANADA — (Continued)
True North Commercial Real
Estate Investment Trust 2,800 $ 17,065
Vital Infrastructure Property
Trust 280,977 1,119,622
TOTAL CANADA 43,209,891
CHINA — (0.0%)
China Merchants Commercial
Real Estate Investment Trust 12,000 1,591
Spring Real Estate Investment
Trust 3,000 448
Yuexiu Real Estate Investment
Trust 2,205,000 188,399
TOTAL CHINA 190,438
FRANCE — (1.8%)
Altarea SCA 9,426 1,093,184
ARGAN SA 19,750 1,722,430
Carmila SA 117,699 2,288,573
Covivio Hotels SACA 112 2,938
Covivio SA 106,071 6,455,912
Gecina SA 79,294 6,837,813
ICADE 65,353 1,454,963
Klepierre SA 412,780 18,683,501
Mercialys SA 210,389 2,904,755
*Unibail-Rodamco-Westfield 224,930 27,250,911
TOTAL FRANCE 68,694,980
GERMANY — (0.0%)
#*Deutsche Konsum Real
Estate AG 474 701
#Hamborner REIT AG 118,437 597,533
TOTAL GERMANY 598,234
HONG KONG — (0.8%)
#Champion REIT 3,738,000 1,110,684
Fortune Real Estate
Investment Trust 3,124,000 1,924,215
Link REIT 5,354,969 26,714,751
Prosperity REIT 2,653,000 514,252
SF Real Estate Investment
Trust 793,000 270,010
Sunlight Real Estate
Investment Trust 2,059,000 611,797
TOTAL HONG KONG 31,145,709
INDIA — (0.4%)
ΩBrookfield India Real Estate
Trust 736,717 2,636,631
Embassy Office Parks REIT 1,590,829 7,302,491
ΩMindspace Business Parks
REIT 487,145 2,512,589
Nexus Select Trust 1,187,865 2,077,814
TOTAL INDIA 14,529,525
IRELAND — (0.0%)
Irish Residential Properties
REIT PLC 1,041,403 1,298,833
TOTAL IRELAND 1,298,833
Shares Value
ITALY — (0.0%)
Immobiliare Grande
Distribuzione SIIQ SpA 106,507 $ 511,611
TOTAL ITALY 511,611
JAPAN — (4.7%)
Activia Properties, Inc. 3,923 3,520,783
Advance Residence
Investment Corp. 5,565 5,169,185
AEON REIT Investment Corp. 3,006 2,301,343
CENTRAL REIT Investment
Corp. 430 284,371
Comforia Residential REIT,
Inc. 3,980 2,552,099
CRE Logistics REIT, Inc. 1,134 1,004,202
Daiwa House REIT Investment
Corp., Class A 8,511 6,601,404
Daiwa Office Investment Corp.,
Class A 989 2,118,066
Daiwa Securities Living
Investments Corp., Class A 3,771 2,299,665
ESCON Japan Reit Investment
Corp. 584 410,056
#Fukuoka REIT Corp. 1,365 1,533,669
Global One Real Estate
Investment Corp. 2,463 1,732,492
GLP J-REIT 9,218 8,394,473
Hankyu Hanshin REIT, Inc.,
Class A 1,182 1,069,720
Health Care & Medical
Investment Corp. 689 456,088
Heiwa Real Estate REIT, Inc. 2,194 1,851,930
Hoshino Resorts REIT, Inc. 1,125 1,723,976
Hulic Reit, Inc. 2,519 2,491,710
Ichigo Hotel REIT Investment
Corp. 428 306,434
Ichigo Office REIT Investment
Corp. 1,981 1,198,118
Industrial & Infrastructure Fund
Investment Corp., Class A 5,282 4,687,371
Invincible Investment Corp. 15,371 5,908,025
Japan Excellent, Inc. 2,127 1,924,953
Japan Hotel REIT Investment
Corp., Class A 11,961 6,114,777
Japan Logistics Fund, Inc. 5,041 3,131,135
Japan Metropolitan Fund
Invest 14,465 10,710,777
Japan Prime Realty
Investment Corp. 6,799 4,188,927
Japan Real Estate Investment
Corp. 13,339 10,228,870
KDX Realty Investment Corp.,
Class A 8,081 7,922,400
LaSalle Logiport REIT 3,329 3,190,488
Marimo Regional Revitalization
REIT, Inc. 471 309,119
Mirai Corp. 3,788 993,242
MIRARTH Real Estate
Investment Corp. 2,075 1,076,433
Mitsubishi Estate Logistics
REIT Investment Corp. 2,711 2,119,764

Dimensional Global Real Estate ETF
continued
Shares Value
JAPAN — (Continued)
Mitsui Fudosan
Accommodations Fund, Inc.,
Class A 4,690 $ 3,617,095
Mitsui Fudosan Logistics Park,
Inc. 7,107 4,825,038
Mitsui Fudosan Retail Fund
Investment Corp. 4,781 2,462,189
Mori Hills REIT Investment
Corp., Class A 2,720 2,222,465
Mori Trust Reit, Inc. 5,089 2,438,629
Nippon Building Fund, Inc. 15,965 13,505,954
Nippon Hotel & Residential
Investment Corp. 542 223,302
Nippon Prologis REIT, Inc. 13,430 7,641,752
NIPPON REIT Investment
Corp. 3,575 1,881,520
Nomura Real Estate Master
Fund, Inc. 7,965 7,638,596
NTT UD REIT Investment
Corp. 2,677 2,308,382
One REIT, Inc. 1,625 808,290
Orix JREIT, Inc. 10,500 6,798,870
Samty Residential Investment
Corp. 638 365,831
Sekisui House Reit, Inc. 9,024 4,295,928
SOSiLA Logistics REIT, Inc. 1,408 962,100
Star Asia Investment Corp. 5,257 1,769,667
Starts Proceed Investment
Corp., Class A 413 479,337
Tokaido REIT, Inc. 709 443,055
Tokyu REIT, Inc. 1,446 1,724,575
Tosei Reit Investment Corp. 583 488,442
United Urban Investment Corp. 5,898 6,034,129
TOTAL JAPAN 182,461,211
KOREA, REPUBLIC OF — (0.2%)
D&D Platform REIT Co., Ltd. 110,153 152,748
E KOCREF CR-REIT Co., Ltd. 60,689 125,788
ESR Kendall Square REIT
Co., Ltd. 391,591 903,650
IGIS Residence REIT Co., Ltd. 51,196 117,244
IGIS Value Plus REIT Co., Ltd. 129,192 316,252
*JR Global REIT 405,032 335,799
KB Star Real Estate
Investment Trust, Inc. 96,243 89,850
Koramco Life Infra REIT Co.,
Ltd. 104,093 302,634
KORAMCO THE ONE REIT 46,351 347,868
LOTTE Reit Co., Ltd. 354,316 898,403
Mirae Asset Global REIT Co.,
Ltd. 34,275 38,802
NH All-One REIT Co., Ltd. 87,894 182,791
Shinhan Alpha REIT Co., Ltd. 229,899 841,743
Shinhan Seobu T&D REIT
Co., Ltd. 54,591 149,908
#SK REITs Co., Ltd. 443,443 1,704,473
TOTAL KOREA, REPUBLIC
OF 6,507,953
Shares Value
MALAYSIA — (0.3%)
Al-'Aqar Healthcare REIT 900 $ 258
Axis Real Estate Investment
Trust 3,945,541 1,853,772
Capitaland Malaysia Trust 2,832,763 426,318
IGB Real Estate Investment
Trust 3,906,300 2,628,735
KIP REIT 973,800 207,318
#KLCCP Stapled Group 711,300 1,535,217
Pavilion Real Estate
Investment Trust 3,717,200 1,619,140
Sentral REIT 229,300 41,242
Sunway Real Estate
Investment Trust 3,878,800 2,107,167
YTL Hospitality REIT 1,012,200 265,032
TOTAL MALAYSIA 10,684,199
MEXICO — (0.7%)
*Asesor de Activos Prisma
SAPI de CV 3,487 944
Concentradora Fibra Danhos
SA de CV 833,182 1,407,493
Ω*Concentradora Fibra
Hotelera Mexicana SA de CV 3,200 1,415
#Fibra MTY SAPI de CV 8,376,557 7,232,158
Fibra Uno Administracion SA
de CV 5,116,356 9,197,433
Prologis Property Mexico SA
de CV 1,953,279 8,756,342
TOTAL MEXICO 26,595,785
NETHERLANDS — (0.1%)
Eurocommercial Properties NV 97,170 3,130,369
NSI NV 22,903 437,427
Wereldhave NV 81,063 1,785,130
TOTAL NETHERLANDS 5,352,926
NEW ZEALAND — (0.3%)
Argosy Property, Ltd. 1,692,273 1,034,245
Goodman New Zealand, Ltd.
& Goodman Property Services
NZ, Ltd. 1,998,515 2,348,859
Kiwi Property Group, Ltd. 3,107,383 1,698,233
Precinct Properties Group 3,558,765 2,195,878
Property for Industry, Ltd. 936,001 1,298,099
Stride Property Group 992,282 670,583
Vital Healthcare Property Trust 1,106,118 1,228,521
TOTAL NEW ZEALAND 10,474,418
PHILIPPINES — (0.0%)
AREIT, Inc. 1,994,500 1,238,010
MREIT, Inc. 1,677,200 386,288
RL Commercial REIT, Inc. 3,525,300 420,364
TOTAL PHILIPPINES 2,044,662
SAUDI ARABIA — (0.0%)
Al Rajhi REIT 420,578 903,758
Alahli REIT Fund 1 5,684 9,913
Alinma Retail REIT Fund 85,466 107,416
Derayah REIT 20,951 29,512
Jadwa REIT Saudi Fund 290,795 789,030
Riyad REIT Fund 60,289 76,736

Dimensional Global Real Estate ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Sedco Capital REIT Fund 83,340 $ 170,874
TOTAL SAUDI ARABIA 2,087,239
SINGAPORE — (2.7%)
Acrophyte Hospitality Trust 44,700 11,399
AIMS APAC REIT 1,183,596 1,475,116
CapitaLand Ascendas REIT 8,202,607 16,420,548
CapitaLand Ascott Trust 5,325,200 3,753,938
CapitaLand China Trust 2,271,200 1,167,621
CapitaLand Integrated
Commercial Trust 12,696,728 24,625,995
CDL Hospitality Trusts 1,697,400 1,051,124
#Daiwa House Logistics Trust 810,600 306,232
Digital Core REIT
Management Pte, Ltd. 1,753,800 859,362
ESR-REIT 1,224,179 2,498,324
Far East Hospitality Trust 1,782,800 798,497
First Real Estate Investment
Trust 1,355,300 242,810
Frasers Centrepoint Trust 2,600,378 4,597,958
Frasers Logistics &
Commercial Trust 5,423,500 4,182,322
IREIT Global 179,300 25,698
Keppel DC REIT 4,081,143 7,089,071
Keppel REIT 6,776,000 4,855,834
KORE US REIT 1,633,300 292,361
Lendlease Global Commercial
REIT 5,382,970 2,473,868
#*Manulife US Real Estate
Investment Trust 2,135,800 106,790
Mapletree Industrial Trust 4,167,200 6,264,758
Mapletree Logistics Trust 7,129,500 6,886,260
Mapletree Pan Asia
Commercial Trust 4,760,900 4,932,230
OUE Real Estate Investment
Trust 2,623,900 725,568
Parkway Life Real Estate
Investment Trust 930,100 3,057,347
Prime US REIT 1,839,200 288,754
Sasseur Real Estate
Investment Trust 991,100 532,683
Starhill Global REIT 2,642,987 1,142,591
Suntec Real Estate Investment
Trust 3,655,500 4,214,161
United Hampshire US REIT 192,244 100,928
TOTAL SINGAPORE 104,980,148
SOUTH AFRICA — (0.8%)
Attacq, Ltd. 1,080,405 1,145,600
Burstone Group, Ltd. 1,237,427 734,176
Emira Property Fund, Ltd. 95,688 75,446
Equites Property Fund, Ltd. 1,662,696 1,793,165
Fairvest, Ltd., Class B 3,384,172 1,502,827
Growthpoint Properties, Ltd. 7,077,871 7,560,562
Hyprop Investments, Ltd. 858,277 3,158,532
Octodec Investments, Ltd. 10,792 11,339
Redefine Properties, Ltd. 12,635,775 4,985,219
Resilient REIT, Ltd. 602,412 3,020,568
SA Corporate Real Estate, Ltd. 4,759,462 1,006,457
Stor-Age Property REIT, Ltd. 919,998 911,591
Shares Value
SOUTH AFRICA — (Continued)
Vukile Property Fund, Ltd. 2,781,623 $ 4,238,504
TOTAL SOUTH AFRICA 30,143,986
SPAIN — (0.5%)
Colonial SFL Socimi SA 575,335 3,673,830
Merlin Properties Socimi SA 863,708 14,965,705
TOTAL SPAIN 18,639,535
TAIWAN — (0.0%)
Cathay No. 1 REIT 62,000 25,898
TOTAL TAIWAN 25,898
THAILAND — (0.1%)
CPN Retail Growth Leasehold
REIT, Class F 894,100 358,791
Frasers Property Thailand
Industrial Freehold &
Leasehold REIT, Class F 3,535,700 1,376,480
IMPACT Growth Real Estate
Investment Trust, Class F 956,000 363,591
WHA Premium Growth
Freehold & Leasehold Real
Estate InvestmentTrust 4,365,800 1,490,458
TOTAL THAILAND 3,589,320
TURKEY — (0.3%)
*Adra Gayrimenkul Yatirim
Ortakligi A/S 91,011 92,917
*Akfen Gayrimenkul Yatirim
Ortakligi A/S 912,119 53,163
AKIS Gayrimenkul Yatirimi A/S 1,610,655 315,185
Alarko Gayrimenkul Yatirim
Ortakligi A/S 2,643,837 184,694
Asce Gayrimenkul Yatirim
Ortakligi A/S 150,436 34,282
#Emlak Konut Gayrimenkul
Yatirim Ortakligi A/S 4,793,281 1,806,378
*Fuzul Gayrimenkul Yatirim
Ortakligi A/S 1,216,787 284,196
Halk Gayrimenkul Yatirim
Ortakligi A/S 2,308,929 224,457
Is Gayrimenkul Yatirim
Ortakligi A/S 905,914 503,998
*Kiler Gayrimenkul Yatirim
Ortakligi A/S 1,544,986 145,316
#*Kuyumcukent Gayrimenkul
Yatirimlari A/S 1,000,862 1,493,140
*Marti Gayrimenkul Yatirim
Ortakligi A/S 4,403,514 121,381
Ozak Gayrimenkul Yatirim
Ortakligi 680,693 181,758
Panora Gayrimenkul Yatirim
Ortakligi 79,864 279,630
*Peker Gayrimenkul Yatirim
Ortakligi A/S 7,429,283 2,302,660
*Reysas Gayrimenkul Yatirim
Ortakligi A/S 1,055,286 850,451
Servet Gayrimenkul Yatirim
Ortakligi A/S 2,285,184 115,883
*Sur Tatil Evleri Gayrimenkul
Yatirim Ortakligi AS 37,758 54,423

Dimensional Global Real Estate ETF
continued
Shares Value
TURKEY — (Continued)
*Tera Yatirim Teknoloji Holding
A/S 2,037,098 $ 2,057,469
Torunlar Gayrimenkul Yatirim
Ortakligi A/S 455,530 898,604
Vakif Gayrimenkul Yatirim
Ortakligi A/S 2,925,791 153,293
*Yapi Kredi Koray Gayrimenkul
Yatirim Ortakligi AS 766,096 170,871
Yeni Gimat Gayrimenkul
Ortakligi A/S 213,752 951,263
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 149,427 58,796
TOTAL TURKEY 13,334,208
UNITED KINGDOM — (3.7%)
Abrdn Property Income Trust,
Ltd. 389,270 9,429
Big Yellow Group PLC 411,220 4,911,419
British Land Co. PLC (The) 2,584,424 15,372,711
Custodian Property Income
REIT PLC 203,347 236,711
Derwent London PLC 263,527 7,461,657
Hammerson PLC 1,250,852 6,430,337
Land Securities Group PLC 1,782,311 16,921,737
LondonMetric Property PLC 5,542,856 14,635,145
Palace Capital PLC 14,449 35,000
Primary Health Properties PLC 6,430,452 8,173,497
#Schroder Real Estate
Investment Trust, Ltd. 907,565 544,725
Segro PLC 3,036,753 39,436,758
#Shaftesbury Capital PLC 3,642,145 7,048,238
Target Healthcare REIT PLC 678,158 1,033,098
Town Centre Securities PLC 63 111
Tritax Big Box REIT PLC 6,037,095 13,819,641
UNITE Group PLC (The) 781,850 5,660,700
TOTAL UNITED KINGDOM 141,730,914
UNITED STATES — (74.1%)
Acadia Realty Trust 253,804 5,702,976
Agree Realty Corp. 225,196 17,520,249
Alexander's, Inc. 4,359 1,111,545
Alexandria Real Estate
Equities, Inc. 226,231 11,639,585
Alpine Income Property Trust,
Inc. 27,262 550,147
American Assets Trust, Inc. 92,580 2,183,962
American Healthcare REIT,
Inc. 364,962 20,291,887
American Homes 4 Rent,
Class A 616,515 20,603,931
American Tower Corp. 882,595 153,006,669
Americold Realty Trust, Inc. 338,011 4,762,575
Apple Hospitality REIT, Inc. 433,040 7,149,490
AvalonBay Communities, Inc. 264,101 49,019,787
Braemar Hotels & Resorts, Inc. 96,608 219,300
Brandywine Realty Trust 120,786 367,189
Brixmor Property Group, Inc. 577,645 18,201,594
Broadstone Net Lease, Inc.,
Class A 368,907 7,898,299
BRT Apartments Corp. 15,750 234,833
Shares Value
UNITED STATES — (Continued)
BXP, Inc. 285,708 $ 20,033,845
#Camden Property Trust 196,654 21,791,230
CareTrust REIT, Inc. 436,846 18,321,321
CBL & Associates Properties,
Inc. 29,668 1,741,808
Centerspace 32,637 1,789,813
Chatham Lodging Trust 89,244 1,189,623
Chiron Real Estate, Inc. 24,177 858,284
Clipper Realty, Inc. 14,607 40,900
Community Healthcare Trust,
Inc. 55,002 1,007,087
COPT Defense Properties 213,507 8,104,726
Cousins Properties, Inc. 316,535 9,986,679
Crown Castle, Inc. 825,227 62,964,820
CTO Realty Growth, Inc. 63,169 1,387,823
CubeSmart 422,463 17,515,316
Curbline Properties Corp. 182,047 5,577,920
DiamondRock Hospitality Co. 393,661 5,212,072
Digital Realty Trust, Inc. 691,861 130,429,636
Diversified Healthcare Trust 324,538 2,888,388
Douglas Emmett, Inc. 287,230 3,395,059
Easterly Government
Properties, Inc., Class A 83,862 2,042,878
EastGroup Properties, Inc. 100,825 21,073,433
Empire State Realty Trust,
Inc., Class A 299,824 1,517,109
EPR Properties 145,657 9,040,930
Equinix, Inc. 186,489 190,084,508
Equity LifeStyle Properties,
Inc. 348,229 22,659,261
Equity Residential 673,949 44,783,911
Essential Properties Realty
Trust, Inc. 398,201 12,459,709
Essex Property Trust, Inc. 122,151 34,707,985
Extra Space Storage, Inc. 398,747 59,030,506
Federal Realty Investment
Trust 152,699 18,948,419
First Industrial Realty Trust,
Inc. 249,288 16,413,122
Four Corners Property Trust,
Inc. 202,452 5,182,771
FrontView REIT, Inc. 20,806 423,194
Gaming and Leisure
Properties, Inc. 527,048 23,606,480
Getty Realty Corp. 105,467 3,600,643
Gladstone Commercial Corp. 86,845 1,085,563
Global Net Lease, Inc. 374,826 3,268,483
Healthcare Realty Trust, Inc.,
Class A 627,735 13,188,712
Healthpeak Properties, Inc. 1,316,055 28,729,481
Highwoods Properties, Inc. 203,189 6,731,652
Host Hotels & Resorts, Inc. 1,289,563 32,406,718
*Hudson Pacific Properties,
Inc. 26,975 371,446
Independence Realty Trust,
Inc. 454,605 7,560,081
Industrial Logistics Properties
Trust 103,445 890,661

Dimensional Global Real Estate ETF
continued
Shares Value
UNITED STATES — (Continued)
Innovative Industrial
Properties, Inc., Class A 53,456 $ 3,143,747
InvenTrust Properties Corp. 147,637 5,227,826
Invitation Homes, Inc. 1,067,365 31,722,088
Iron Mountain, Inc. 562,359 68,787,753
#JBG SMITH Properties 122,684 1,723,710
Kilroy Realty Corp. 208,370 8,088,923
Kimco Realty Corp. 1,280,258 32,620,974
Kite Realty Group Trust 405,099 11,593,933
Lamar Advertising Co., Class
A 163,004 26,074,120
Lineage, Inc. 131,085 5,554,071
LTC Properties, Inc. 92,031 3,703,327
LXP Industrial Trust 112,918 6,834,927
Macerich Co. (The) 497,016 12,842,893
#Medical Properties Trust, Inc. 976,275 4,520,153
Mid-America Apartment
Communities, Inc. 220,056 29,122,211
Modiv Industrial, Inc., Class C 10,696 185,255
National Health Investors, Inc. 89,445 6,855,959
NET Lease Office Properties 19,438 227,425
#NETSTREIT Corp. 177,250 3,802,013
NexPoint Residential Trust,
Inc. 37,858 988,472
NNN REIT, Inc. 361,148 17,161,753
Omega Healthcare Investors,
Inc. 561,308 28,419,024
One Liberty Properties, Inc. 30,899 751,155
Orion Properties, Inc. 62,286 164,435
Outfront Media, Inc. 291,359 9,285,611
Park Hotels & Resorts, Inc. 374,359 5,637,847
Pebblebrook Hotel Trust 220,900 4,219,190
Phillips Edison & Co., Inc. 236,901 10,065,923
*Piedmont Realty Trust, Inc.,
Class A 243,043 2,355,087
Postal Realty Trust, Inc., Class
A 48,584 1,119,375
Prologis, Inc. 1,765,117 255,253,569
Public Storage 316,493 102,597,439
Realty Income Corp. 1,763,842 112,656,589
Regency Centers Corp. 324,073 26,019,821
Shares Value
UNITED STATES — (Continued)
Rexford Industrial Realty, Inc. 397,974 $ 15,031,478
RLJ Lodging Trust 254,806 3,121,374
Ryman Hospitality Properties,
Inc. 112,214 14,997,401
#Sabra Health Care REIT, Inc. 471,100 9,973,187
Saul Centers, Inc. 23,862 812,978
SBA Communications Corp.,
Class A 200,954 36,368,655
Service Properties Trust 20,921 167,996
Simon Property Group, Inc. 615,464 141,168,978
#SL Green Realty Corp. 132,722 7,024,975
STAG Industrial, Inc. 357,283 13,669,648
Strawberry Fields REIT, Inc. 5,295 75,295
Summit Hotel Properties, Inc. 205,780 1,415,766
Sun Communities, Inc. 233,186 28,793,807
Sunstone Hotel Investors, Inc. 346,852 4,082,448
Tanger, Inc. 214,980 8,741,087
Terreno Realty Corp. 198,193 14,200,528
UDR, Inc. 581,501 22,190,078
UMH Properties, Inc. 153,771 2,323,480
*Uniti Group, Inc. 141,634 1,376,683
Universal Health Realty
Income Trust 25,177 1,093,185
Urban Edge Properties 237,945 5,391,834
Ventas, Inc. 916,819 85,731,745
VICI Properties, Inc., Class A 2,053,933 54,121,135
Vornado Realty Trust 295,646 11,645,496
W.P. Carey, Inc. 419,967 30,909,571
Welltower, Inc. 1,335,044 312,987,715
Xenia Hotels & Resorts, Inc. 183,186 3,769,968
TOTAL UNITED STATES 2,865,021,113
TOTAL COMMON STOCKS 3,845,941,399
TOTAL INVESTMENT SECURITIES — (99.4%)
(Cost $3,284,412,792) 3,845,941,399
SECURITIES LENDING COLLATERAL — (0.6%)
@§The DFA Short Term
Investment Fund 1,852,139 21,423,689
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,305,836,481) $ 3,867,365,088
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $5,150,634 which represented 0.1% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
SA Special Assessment

Dimensional Global Real Estate ETF
continued
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 226,833,983 $ — $ — $ 226,833,983
Belgium ...................... 35,254,680 — — 35,254,680
Canada ...................... 43,209,891 — — 43,209,891
China ........................ 190,438 — — 190,438
France ....................... 68,694,980 — — 68,694,980
Germany ..................... 598,234 — — 598,234
Hong Kong .................... 31,145,709 — — 31,145,709
India ......................... 14,529,525 — — 14,529,525
Ireland ....................... 1,298,833 — — 1,298,833
Italy ......................... 511,611 — — 511,611
Japan ........................ 182,461,211 — — 182,461,211
Korea, Republic of .............. 6,172,154 335,799 — 6,507,953
Malaysia ...................... 10,684,199 — — 10,684,199
Mexico ....................... 26,595,785 — — 26,595,785
Netherlands ................... 5,352,926 — — 5,352,926
New Zealand .................. 10,474,418 — — 10,474,418
Philippines .................... 2,044,662 — — 2,044,662
Saudi Arabia ................... 2,087,239 — — 2,087,239
Singapore ..................... 104,980,148 — — 104,980,148
South Africa ................... 30,143,986 — — 30,143,986
Spain ........................ 18,639,535 — — 18,639,535
Taiwan ....................... 25,898 — — 25,898
Thailand ...................... — 3,589,320 — 3,589,320
Turkey ....................... 13,334,208 — — 13,334,208
United Kingdom ................ 141,730,914 — — 141,730,914
United States .................. 2,865,021,113 — — 2,865,021,113
Securities Lending Collateral ........ — 21,423,689 — 21,423,689
Total Investments .................
$3,842,016,280 $25,348,808 $— $3,867,365,088

1
Dimensional US Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (9.4%)
Alphabet, Inc., Class A 153,660 $ 54,722,936
Alphabet, Inc., Class C 125,320 44,695,378
#*AMC Global Media, Inc., Class
A 5,200 58,240
*AppLovin Corp., Class A 7,797 3,086,832
#*AST SpaceMobile, Inc., Class
A 5,485 323,505
*Atlanta Braves Holdings, Inc. 365 19,860
*Atlanta Braves Holdings, Inc.,
Class C 2,352 119,552
ATN International, Inc. 1,261 30,024
*Bandwidth, Inc., Class A 2,392 93,623
*Bloomia Holdings, Inc. 131 432
*Boston Omaha Corp., Class A 1,981 28,091
#*Cargurus, Inc., Class A 6,054 219,397
*Cars.com, Inc. 4,900 58,065
*Cineverse Corp., Class A 4,400 10,560
Comcast Corp., Class A 102,576 2,457,721
*comScore, Inc. 1,888 13,216
#CuriosityStream, Inc. 5,119 12,490
*DoubleVerify Holdings, Inc. 11,309 127,226
*E.W. Scripps Co. (The), Class A 4,983 14,002
*EchoStar Corp., Class A 1,131 95,106
Electronic Arts, Inc. 283 59,390
Entravision Communications
Corp., Class A 4,596 51,567
*EverQuote, Inc., Class A 2,090 52,710
#*Firy, Inc., Class A 2,704 25,634
Fox Corp., Class A 17,345 1,009,999
Fox Corp., Class B 18,920 982,705
*Gaia, Inc., Class A 7,600 14,060
#*GDEV, Inc. 481 5,774
Gray Media, Inc. 6,100 24,644
#*Grindr, Inc. 5,339 92,578
IDT Corp., Class B 794 52,293
#*IMAX Corp. 3,453 165,192
Iridium Communications, Inc. 9,099 430,747
*IZEA Worldwide, Inc. 407 1,408
John Wiley & Sons, Inc., Class A 5,745 299,889
*Liberty Global, Ltd., Class A 16,478 174,832
*Liberty Global, Ltd., Class C 8,063 83,533
*Liberty Latin America, Ltd.,
Class A 5,083 41,426
*Liberty Latin America, Ltd.,
Class C 5,230 42,206
*Liberty Live Holdings, Inc.,
Class A 5 474
*Liberty Live Holdings, Inc.,
Class C 1,740 171,564
*Liberty Media Corp.-Liberty
Formula One 1,872 168,124
*Liberty Media Corp.-Liberty
Formula One, Class C 20,441 2,005,875
*Lionsgate Studios Corp. 237 3,147
Shares Value
COMMUNICATION SERVICES — (Continued)
#*Live Nation Entertainment, Inc. 8,211 $ 1,429,781
*Madison Square Garden
Entertainment Corp., Class A 1,634 126,243
*Magnite, Inc. 6,949 134,116
Match Group, Inc. 23,403 922,312
*MediaAlpha, Inc., Class A 1,891 23,411
Meta Platforms, Inc., Class A 126,453 70,397,650
#*Motorsport Games, Inc., Class
A 3,766 16,307
*Netflix, Inc. 145,060 10,402,253
New York Times Co. (The),
Class A 12,246 917,103
News Corp., Class A 24,175 666,263
#News Corp., Class B 9,289 290,467
#Nexstar Media Group, Inc.,
Class A 3,571 680,383
*Nextdoor Holdings, Inc. 19,393 43,053
*Old Market Capital Corp. 110 467
Omnicom Group, Inc. 21,741 1,711,017
*Optimum Communications, Inc.,
Class A 103 79
#Paramount Skydance Corp.,
Class B 16,886 134,413
*Pinterest, Inc., Class A 5,672 136,185
*PubMatic, Inc., Class A 3,711 46,759
*QuinStreet, Inc. 6,276 97,278
*Reddit, Inc., Class A 2,399 337,467
#*Reservoir Media, Inc. 3,170 32,461
*ROBLOX Corp., Class A 6,974 248,274
*Roku, Inc., Class A 5,017 727,515
Saga Communications, Inc.,
Class A 4,300 38,485
Scholastic Corp. 1,900 77,235
Shutterstock, Inc. 458 2,473
Sinclair, Inc. 5,764 79,197
#Sirius XM Holdings, Inc. 33,634 996,239
#*Sphere Entertainment Co. 1,614 231,206
*Spotify Technology SA 4,071 2,035,256
#*Stagwell, Inc., Class A 27,112 229,096
*Starz Entertainment Corp. 14 364
*Take-Two Interactive Software,
Inc. 4,394 1,067,391
Telephone and Data Systems,
Inc. 1,321 44,359
#TKO Group Holdings, Inc.,
Class A 1,048 190,537
T-Mobile US, Inc. 1,137 196,371
#Townsquare Media, Inc., Class
A 1,561 9,241
#*TripAdvisor, Inc. 11,039 156,367
*USA TODAY Co., Inc. 5,556 48,282
Verizon Communications, Inc. 119,172 5,578,441
Versant Media Group, Inc. 5,118 184,197
Walt Disney Co. (The) 28,202 2,712,750
*Warner Bros Discovery, Inc. 133,788 3,518,624

2
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
Warner Music Group Corp.,
Class A 12,192 $ 316,504
*Yelp, Inc., Class A 2,411 63,723
Zedge, Inc., Class B 1,041 3,071
*Ziff Davis, Inc. 4,072 216,142
TOTAL COMMUNICATION
SERVICES 219,662,835
CONSUMER DISCRETIONARY — (10.6%)
*1stdibs.com, Inc. 1,357 5,740
*Abercrombie & Fitch Co. 5,969 594,154
Academy Sports & Outdoors, Inc. 6,352 301,402
*Accel Entertainment, Inc., Class
A 1,158 13,919
Acushnet Holdings Corp. 5,002 506,553
*Adient PLC 7,772 163,523
ADT, Inc. 85,264 651,417
#Advance Auto Parts, Inc. 4,045 224,659
*Airbnb, Inc., Class A 17,885 2,709,935
*Amazon.com, Inc. 279,595 75,932,410
American Eagle Outfitters, Inc. 22,855 392,649
*American Public Education, Inc. 1,399 67,865
*Aptiv PLC 15,179 857,158
Aramark 24,693 1,406,760
#Arhaus, Inc., Class A 6,249 46,305
*Ark Restaurants Corp. 230 1,299
Arko Corp. 9,706 77,551
*Asbury Automotive Group, Inc. 1,719 398,292
#Autoliv, Inc. 4,616 568,553
*AutoNation, Inc. 5,309 1,127,632
*AutoZone, Inc. 569 1,716,246
Bassett Furniture Industries, Inc. 1,023 19,406
Bath & Body Works, Inc. 4,996 100,520
*Beachbody Co., Inc. (The) 1,730 16,867
*Beazer Homes USA, Inc. 4,059 130,294
#*Bed Bath & Beyond, Inc. 6,623 33,446
Best Buy Co., Inc. 27,043 2,332,729
#*Birkenstock Holding PLC 12,682 491,047
Booking Holdings, Inc. 32,627 6,293,748
*Boot Barn Holdings, Inc. 2,311 344,316
BorgWarner, Inc. 20,059 1,278,561
*Bright Horizons Family
Solutions, Inc. 2,374 176,958
Brightstar Lottery PLC 3,594 36,084
Brunswick Corp. 3,156 249,324
Buckle, Inc. (The) 6,217 272,118
#Build-A-Bear Workshop, Inc.,
Class A 2,197 74,522
*Burlington Stores, Inc. 4,576 1,686,164
Caleres, Inc. 2,200 28,248
*Callaway Golf Co 11,102 204,943
*Capri Holdings, Ltd. 10,847 172,793
*CarMax, Inc. 5,485 314,071
Carriage Services, Inc., Class A 2,409 97,251
Carter's, Inc. 3,687 142,208
#*Carvana Co., Class A 28,509 1,777,821
*Cato Corp. (The), Class A 12,500 42,750
*Cavco Industries, Inc. 858 469,352
Century Communities, Inc. 3,360 225,658
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Champion Homes, Inc. 6,359 $ 506,240
#Cheesecake Factory, Inc. (The) 444 45,030
*Chewy, Inc., Class A 9,383 212,056
*Chipotle Mexican Grill, Inc.,
Class A 7,828 291,358
#Choice Hotels International, Inc. 1,333 148,616
*Citi Trends, Inc. 650 43,335
Clarus Corp. 15,600 50,076
#Columbia Sportswear Co. 6,044 358,893
*Coupang, Inc., Class A 51,607 843,774
*Coursera, Inc. 27,003 143,386
*Covista, Inc. 3,775 471,309
#Cricut, Inc., Class A 5,076 23,806
*Crocs, Inc. 4,314 552,235
Crown Crafts, Inc. 3,506 10,343
D.R. Horton, Inc. 20,295 2,903,403
Dana, Inc. 6,817 183,582
*Deckers Outdoor Corp. 22,447 2,174,665
#Designer Brands, Inc., Class A 3,442 20,790
#Dick's Sporting Goods, Inc. 6,095 1,194,071
#Dillard's, Inc., Class A 1,077 633,642
#Dine Brands Global, Inc. 1,340 48,160
Domino's Pizza, Inc. 1,221 424,224
*DoorDash, Inc., Class A 13,274 2,603,828
*Dorman Products, Inc. 2,226 296,414
#*Dream Finders Homes, Inc.,
Class A 3,815 48,794
*Driven Brands Holdings, Inc. 11,968 170,783
*Duluth Holdings, Inc., Class B 5,200 21,216
eBay, Inc. 27,794 3,168,794
*El Pollo Loco Holdings, Inc. 8 132
*Envela Corp. 676 14,656
Escalade, Inc. 12 238
Ethan Allen Interiors, Inc. 1,863 41,731
*Etsy, Inc. 10,221 834,851
Expedia Group, Inc. 9,883 2,912,915
#*Figs, Inc., Class A 11,938 127,737
*Five Below, Inc. 4,325 939,087
Flanigan's Enterprises, Inc. 404 16,863
Flexsteel Industries, Inc. 21 1,555
#*Floor & Decor Holdings, Inc.,
Class A 6,936 399,306
Ford Motor Co. 290,070 4,258,228
*Fossil Group, Inc. 4,400 21,780
*Fox Factory Holding Corp. 631 11,358
*Frontdoor, Inc. 8,347 606,243
*Funko, Inc., Class A 11,700 68,211
#*GameStop Corp., Class A 48,856 1,061,152
Gap, Inc. (The) 44,848 900,996
Garmin, Ltd. 10,116 2,971,878
Garrett Motion, Inc. 12,153 378,566
General Motors Co. 69,750 6,197,985
*Genesco, Inc. 621 23,735
Gentex Corp. 7,090 165,622
*Gentherm, Inc. 2,600 105,508
Genuine Parts Co. 10,640 1,323,297
#*GigaCloud Technology, Inc.,
Class A 3,265 142,811

3
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
G-III Apparel Group, Ltd. 5,139 $ 187,111
*Global Business Travel Group I 17,437 164,605
Gold.com, Inc., Class A 2,296 94,963
Graham Holdings Co., Class B 138 166,089
*Grand Canyon Education, Inc. 1,303 189,378
*Green Brick Partners, Inc. 4,593 324,863
Group 1 Automotive, Inc. 1,139 326,631
H&R Block, Inc. 1,735 76,392
#Hamilton Beach Brands Holding
Co., Class A 8 184
Harley-Davidson, Inc. 12,150 298,161
Hasbro, Inc. 13,774 1,293,930
Haverty Furniture Cos., Inc. 766 18,874
*Helen of Troy, Ltd. 2,737 75,623
Home Depot, Inc. (The) 43,358 14,393,122
Hooker Furnishings Corp. 1,700 23,749
*Hovnanian Enterprises, Inc.,
Class A 440 54,516
Installed Building Products, Inc. 1,132 252,368
#J Jill, Inc. 677 12,335
JAKKS Pacific, Inc. 1,031 27,146
Johnson Outdoors, Inc., Class A 800 37,528
KB Home 5,568 306,073
#Kohl's Corp. 7,256 138,880
#Kontoor Brands, Inc. 5,389 451,275
*Koss Corp. 2,021 7,437
*Krispy Kreme, Inc. 9,993 31,778
*Lands' End, Inc. 2,144 25,771
Las Vegas Sands Corp. 13,488 659,428
*Latham Group, Inc. 8,836 47,361
*Laureate Education, Inc., Class
A 8,380 321,038
La-Z-Boy, Inc. 2,426 95,536
LCI Industries 2,399 245,562
Lear Corp. 4,501 588,011
*Legacy Education, Inc. 1,127 13,287
*Legacy Housing Corp. 1,843 48,397
Lennar Corp., Class A 24,690 2,033,221
#Lennar Corp., Class B 1,527 123,229
Levi Strauss & Co., Class A 9,593 235,220
*LGI Homes, Inc. 2,527 137,898
#Lifetime Brands, Inc. 1,500 12,555
*Lincoln Educational Services
Corp. 1,323 55,328
Lithia Motors, Inc., Class A 3,632 1,399,845
LKQ Corp. 17,266 387,622
#*Lovesac Co. (The) 1,661 26,725
Lowe's Cos., Inc. 15,127 3,143,542
Macy's, Inc. 29,393 729,534
*Malibu Boats, Inc., Class A 2,421 66,747
*MarineMax, Inc. 1,978 68,182
*MasterCraft Boat Holdings, Inc. 1,363 32,603
*Mattel, Inc. 17,339 261,645
#Matthews International Corp.,
Class A 2,500 69,375
McDonald's Corp. 22,523 6,095,625
*MGM Resorts International 9,695 432,106
Monro, Inc. 3,300 40,425
*Motorcar Parts of America, Inc. 1,422 19,055
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Movado Group, Inc. 2,100 $ 80,178
#*National Vision Holdings, Inc. 8,793 193,798
Newell Brands, Inc. 21,383 119,745
NIKE, Inc., Class B 15,170 632,741
*NVR, Inc. 334 2,053,115
#*Ollie's Bargain Outlet Holdings,
Inc. 3,911 287,341
OneSpaWorld Holdings, Ltd. 5,138 132,355
*OneWater Marine, Inc., Class A 3,700 45,325
*O'Reilly Automotive, Inc. 16,148 1,442,824
Oxford Industries, Inc. 1,200 45,504
#Papa John's International, Inc. 1,400 41,860
*Peloton Interactive, Inc., Class A 36,827 235,325
#Penske Automotive Group, Inc. 8,481 1,843,006
Perdoceo Education Corp. 3,055 97,180
#*Petco Health & Wellness Co.,
Inc., Class A 22,328 62,295
Phinia, Inc. 4,055 298,407
*Planet Fitness, Inc., Class A 1,068 59,712
Polaris, Inc. 4,956 332,448
#Pool Corp. 338 62,770
PulteGroup, Inc. 17,527 2,216,640
*Pursuit Attractions and
Hospitality, Inc. 164 8,287
PVH Corp. 5,839 506,008
Ralph Lauren Corp., Class A 5,400 2,053,836
*Rave Restaurant Group, Inc. 2,684 8,455
*Revolve Group, Inc., Class A 4,482 112,543
#*Rivian Automotive, Inc., Class
A 54,520 829,794
Rocky Brands, Inc. 346 16,899
Ross Stores, Inc. 18,545 4,656,093
*Sabre Corp. 33,635 62,225
*Sally Beauty Holdings, Inc. 12,957 193,966
*Savers Value Village, Inc. 6,999 71,810
#Service Corp. International 7,674 661,422
*Shake Shack, Inc., Class A 1,760 110,440
#*SharkNinja, Inc. 19,356 3,131,220
Signet Jewelers, Ltd. 5,159 479,271
#*Solid Power, Inc. 18,100 37,286
#Somnigroup International, Inc. 20,379 1,331,360
Sonic Automotive, Inc., Class A 2,177 199,370
*Sonos, Inc. 13,320 195,271
#Standard Motor Products, Inc. 1,662 63,538
Steven Madden, Ltd. 8,684 400,159
*Stitch Fix, Inc., Class A 10,938 43,971
*Stoneridge, Inc. 6,300 43,533
Strategic Education, Inc. 1,104 90,528
*Strattec Security Corp. 312 27,422
*Stride, Inc. 1,003 80,531
Superior Group of Cos., Inc. 8 95
*Sypris Solutions, Inc. 3,185 5,924
Tandy Leather Factory, Inc. 1,360 3,223
Tapestry, Inc. 10,469 1,595,162
*Tesla, Inc. 52,293 16,274,105
Texas Roadhouse, Inc., Class A 2,670 548,525
#Thor Industries, Inc. 6,544 490,604
TJX Cos., Inc. (The) 43,678 6,872,296

4
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Toll Brothers, Inc. 9,735 $ 1,420,239
Tractor Supply Co. 14,660 451,088
Travel + Leisure Co. 2,250 171,045
*Ulta Beauty, Inc. 4,583 2,350,300
#*Under Armour, Inc., Class A 22,556 149,997
*Under Armour, Inc., Class C 22,367 145,162
*Universal Technical Institute,
Inc. 2,283 89,745
Upbound Group, Inc. 7,456 144,572
*Urban Outfitters, Inc. 7,694 570,741
*Valvoline, Inc. 10,990 422,126
*Vera Bradley, Inc. 5,100 17,391
*Versigent PLC 5,037 208,280
VF Corp. 36,178 518,069
*Victoria's Secret & Co. 6,891 611,094
*Vince Holding Corp. 1,613 10,210
Visteon Corp. 3,556 371,744
*Warby Parker, Inc., Class A 6,465 172,551
*Wayfair, Inc., Class A 12,570 1,067,193
Weyco Group, Inc. 403 15,717
Williams-Sonoma, Inc. 12,198 2,789,195
Wingstop, Inc. 278 35,998
Winmark Corp. 231 77,038
Winnebago Industries, Inc. 3,386 102,528
Wolverine World Wide, Inc. 9,351 184,028
*YETI Holdings, Inc. 12,717 622,370
Yum! Brands, Inc. 9,563 1,465,817
*Zumiez, Inc. 1,108 21,794
TOTAL CONSUMER
DISCRETIONARY 247,956,142
CONSUMER STAPLES — (4.2%)
Albertsons Cos., Inc., Class A 34,592 400,575
Andersons, Inc. (The) 32 2,265
*AXIL Brands, Inc. 1,389 8,320
#B&G Foods, Inc. 10,448 36,881
*BJ's Wholesale Club Holdings,
Inc. 16,263 1,590,196
*Boston Beer Co., Inc. (The),
Class A 739 135,385
#*Bridgford Foods Corp. 1,605 10,015
Brown-Forman Corp., Class A 2,487 72,670
#Brown-Forman Corp., Class B 20,133 578,421
Bunge Global SA 11,647 1,237,261
#Campbell's Company (The) 400 8,792
#Casey's General Stores, Inc. 2,685 2,338,635
*Central Garden & Pet Co. 670 28,844
*Central Garden & Pet Co., Class
A 5,211 197,549
*Chefs' Warehouse, Inc. (The) 5,198 599,589
Church & Dwight Co., Inc. 20,423 2,017,997
#Clorox Co. (The) 6,593 629,829
Coca-Cola Co. (The) 141,868 12,426,218
Coca-Cola Consolidated, Inc. 2,630 494,177
Coffee Holding Co., Inc. 2,242 7,656
Colgate-Palmolive Co. 35,750 3,263,975
Conagra Brands, Inc. 12,012 174,294
Constellation Brands, Inc., Class
A 16,371 2,131,995
Shares Value
CONSUMER STAPLES — (Continued)
Dollar General Corp. 22,529 $ 2,862,309
*Dollar Tree, Inc. 19,424 2,470,927
Edgewell Personal Care Co. 5,374 146,119
*elf Beauty, Inc. 6,366 527,678
Energizer Holdings, Inc. 8,073 169,291
Estee Lauder Cos., Inc. (The),
Class A 26,098 2,189,622
#*FitLife Brands, Inc. 780 7,730
*Freshpet, Inc. 3,049 181,538
General Mills, Inc. 25,951 927,748
#*Grocery Outlet Holding Corp. 1,913 17,581
*Herbalife, Ltd. 12,198 151,499
Hershey Co. (The) 8,270 1,447,664
*Honest Co., Inc. (The) 11,392 41,581
Ingles Markets, Inc., Class A 1,281 115,303
Interparfums, Inc. 3,593 447,508
J&J Snack Foods Corp. 1,384 105,876
J.M. Smucker Co. (The) 10,333 1,232,314
John B. Sanfilippo & Son, Inc. 1,169 96,746
Kenvue, Inc. 101,782 1,958,286
Keurig Dr Pepper, Inc. 57,749 1,797,149
Kraft Heinz Co. (The) 49,938 1,290,897
Kroger Co. (The) 55,377 3,197,468
*Lifeway Foods, Inc. 458 13,639
Limoneira Co. 1,700 22,049
*Mama's Creations, Inc. 2,731 50,332
*Maplebear, Inc. 26,010 1,160,046
McCormick & Co., Inc. 23,337 1,187,853
*Mission Produce, Inc. 8,519 107,425
Mondelez International, Inc.,
Class A 35,429 2,207,581
*Monster Beverage Corp. 64,849 6,250,147
National Beverage Corp. 4,546 143,835
Natural Grocers by Vitamin
Cottage, Inc. 2,009 64,409
*Nature's Sunshine Products,
Inc. 1,930 38,890
PepsiCo, Inc. 26,615 3,714,389
PriceSmart, Inc. 2,220 430,480
Procter & Gamble Co. (The) 51,177 7,394,565
*Seneca Foods Corp., Class B 117 19,291
Spectrum Brands Holdings, Inc. 2,177 193,252
*Sprouts Farmers Market, Inc. 5,806 506,051
Sysco Corp. 33,297 2,838,236
Target Corp. 39,879 5,762,117
#Tootsie Roll Industries, Inc. 8 312
*United Natural Foods, Inc. 7,229 367,450
United-Guardian, Inc. 1,437 10,131
*US Foods Holding Corp. 25,513 2,566,353
Utz Brands, Inc. 500 7,060
Village Super Market, Inc., Class
A 4 176
*Vita Coco Co., Inc. (The) 1,661 109,526
Walmart, Inc. 117,258 13,039,090
WD-40 Co. 1,358 308,456
#Weis Markets, Inc. 2,364 182,146
TOTAL CONSUMER STAPLES 98,469,660

5
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
ENERGY — (1.8%)
Archrock, Inc. 31,325 $ 1,120,182
Atlas Energy Solutions, Inc.,
Class A 14,116 152,312
Baker Hughes Co., Class A 84,685 5,122,596
Bristow Group, Inc. 3,203 145,160
Cactus, Inc., Class A 8,234 535,292
*Calumet, Inc. 3,065 135,442
#*Centrus Energy Corp., Class A 1,705 301,666
Cheniere Energy, Inc. 436 114,917
*Clean Energy Fuels Corp. 27,257 52,879
#Core Laboratories, Inc. 6,075 64,638
CVR Energy, Inc. 400 14,248
Delek US Holdings, Inc. 2,129 144,495
*DMC Global, Inc. 6,800 45,832
Energy Services of America
Corp. 8 115
#*Expro, Ltd. 20,008 319,128
#Flowco Holdings, Inc., Class A 3,413 69,796
*Forum Energy Technologies,
Inc. 1,340 83,978
#*Geospace Technologies Corp. 805 5,885
Halliburton Co. 74,712 2,409,462
*Helix Energy Solutions Group,
Inc. 18,400 174,984
Helmerich & Payne, Inc. 2,727 94,272
HF Sinclair Corp. 9,605 878,569
*Innovex International, Inc. 10,390 291,751
*KLX Energy Services Holdings,
Inc. 5,239 11,473
Kodiak Gas Services, Inc. 16,363 960,672
*Mammoth Energy Services, Inc. 4,562 12,089
Marathon Petroleum Corp. 12,073 3,820,742
*Nabors Industries, Ltd. 835 71,534
*National Energy Services
Reunited Corp. 12,399 334,277
Natural Gas Services Group, Inc. 1,335 48,914
*NCS Multistage Holdings, Inc. 503 23,641
Noble Corp. PLC 227 9,625
NOV, Inc. 48,086 934,311
*Oceaneering International, Inc. 17,122 835,211
*Oil States International, Inc. 6,900 55,959
ONEOK, Inc. 11,725 1,064,747
Patterson-UTI Energy, Inc. 44,214 463,363
PBF Energy, Inc., Class A 5,951 430,138
Phillips 66 10,593 2,242,326
*ProFrac Holding Corp., Class A 15,247 61,598
Ranger Energy Services, Inc.,
Class A 1,700 27,285
*REX American Resources Corp. 4,482 192,905
RPC, Inc. 8,825 49,508
*Seadrill, Ltd. 3,205 143,712
Select Water Solutions, Inc.,
Class A 17,125 317,155
SLB, Ltd. 124,415 6,169,740
Smart Sand, Inc. 4,768 20,550
Solaris Energy Infrastructure,
Inc., Class A 3,281 168,676
*Stabilis Solutions, Inc. 516 2,436
Sunococorp LLC 7,922 605,558
Shares Value
ENERGY — (Continued)
TechnipFMC PLC 39,949 $ 2,862,745
*TETRA Technologies, Inc. 14,663 112,905
#Texas Pacific Land Corp. 4,984 2,006,459
#*Transocean, Ltd. 170,058 904,709
*Uranium Energy Corp. 194 1,862
*Valaris, Ltd. 3,397 269,008
Valero Energy Corp. 12,305 3,850,235
Weatherford International PLC 13,187 1,157,687
World Kinect Corp. 11,460 456,796
TOTAL ENERGY 42,978,150
FINANCIALS — (17.1%)
1st Source Corp. 1,108 99,432
#Abacus Global Management,
Inc. 6,310 65,056
Acadian Asset Management, Inc. 1,818 157,239
ACNB Corp. 1,244 80,213
Affiliated Managers Group, Inc. 4,855 1,780,474
*Affinity Bancshares, Inc. 4 92
#*Affirm Holdings, Inc., Class A 29,252 2,091,811
Aflac, Inc. 42,215 5,381,568
Alerus Financial Corp. 1,679 55,860
Allstate Corp. (The) 29,047 7,670,732
Ally Financial, Inc. 26,334 1,141,052
*AlTi Global, Inc. 847 3,049
Amalgamated Financial Corp. 4,106 202,754
Amerant Bancorp, Inc., Class A 1,692 50,083
American Coastal Insurance
Corp. 9,019 95,782
American Express Co. 23,974 8,061,257
American Financial Group, Inc. 10,470 1,483,808
American International Group,
Inc. 41,219 3,238,989
Ameriprise Financial, Inc. 8,107 4,425,125
Ameris Bancorp 5,826 508,085
AMERISAFE, Inc. 1,943 56,425
AmeriServ Financial, Inc. 1,301 5,946
Ames National Corp. 280 8,565
Aon PLC, Class A 10,553 3,804,884
Apollo Global Management, Inc. 30,787 3,866,539
*Arch Capital Group, Ltd. 32,119 3,228,923
#Ares Management Corp., Class
A 5,790 741,641
Arrow Financial Corp. 582 23,187
Arthur J. Gallagher & Co. 8,395 2,093,881
Artisan Partners Asset
Management, Inc., Class A 7,401 290,415
Associated Banc-Corp 1,584 48,914
Assurant, Inc. 5,453 1,522,423
#Assured Guaranty, Ltd. 3,924 324,593
Atlantic Union Bankshares Corp. 7,098 301,168
*Atlanticus Holdings Corp. 1,165 122,896
Axis Capital Holdings, Ltd. 12,077 1,271,950
*Axos Financial, Inc. 2,526 256,162
*Baldwin Insurance Group, Inc.
(The), Class A 1,311 36,367
Banc of California, Inc. 11,386 218,042
BancFirst Corp. 1,515 170,922
*Bancorp, Inc. (The) 5,234 351,044

6
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Bank First Corp. 664 $ 101,419
Bank of America Corp. 198,542 12,299,677
Bank of Hawaii Corp. 3,033 242,337
Bank of Marin Bancorp 1,434 41,815
Bank of New York Mellon Corp.
(The) 32,769 5,122,778
Bank of NT Butterfield & Son,
Ltd. (The) 3,622 221,992
Bank of the James Financial
Group, Inc. 1,312 35,476
Bank OZK 5,037 258,398
Bank7 Corp. 4 201
BankUnited, Inc. 3,601 167,987
Bankwell Financial Group, Inc. 431 29,373
Banner Corp. 2,530 178,137
Bar Harbor Bankshares 608 24,144
BCB Bancorp, Inc. 1,278 12,767
Beacon Financial Corp. 9,166 288,821
BGC Group, Inc., Class A 28,574 329,172
Blackrock, Inc. 3,836 4,182,736
Blackstone, Inc. 15,518 1,982,424
*Block, Inc., Class A 31,256 2,539,237
#Blue Ridge Bankshares, Inc. 4,172 14,644
BOK Financial Corp. 3,450 487,450
*Bowhead Specialty Holdings,
Inc. 1,028 31,447
Bread Financial Holdings, Inc. 5,877 635,127
*Bridgewater Bancshares, Inc. 1,697 34,755
*Brighthouse Financial, Inc. 10,872 673,086
*Broadway Financial Corp. 1,646 16,641
Brown & Brown, Inc. 2,341 164,806
Burke & Herbert Financial
Services Corp. 744 54,498
Business First Bancshares, Inc. 1,429 45,471
*BV Financial, Inc. 1,037 21,300
Byline Bancorp, Inc. 3,343 131,280
C&F Financial Corp. 240 19,822
California Bancorp 1,993 42,451
Camden National Corp. 476 27,556
Capital Bancorp, Inc. 4 149
Capital City Bank Group, Inc. 600 31,122
Capital One Financial Corp. 20,782 4,343,646
Capitol Federal Financial, Inc. 8,171 72,232
Carlyle Group, Inc. (The) 23,865 1,098,267
Carter Bankshares, Inc. 1,073 37,104
Cass Information Systems, Inc. 539 30,141
Cathay General Bancorp 3,453 218,195
CB Financial Services, Inc. 426 15,604
Cboe Global Markets, Inc. 5,816 1,804,298
CF Bankshares, Inc. 4 142
Charles Schwab Corp. (The) 46,561 4,900,080
ChoiceOne Financial Services,
Inc. 828 28,177
Chubb, Ltd. 13,390 4,695,605
Cincinnati Financial Corp. 12,078 2,146,019
Citigroup, Inc. 51,976 6,884,221
Citizens & Northern Corp. 814 20,667
Citizens Community Bancorp,
Inc. 4 88
Shares Value
FINANCIALS — (Continued)
Citizens Financial Group, Inc. 33,548 $ 2,403,714
Citizens Financial Services, Inc. 53 4,109
#*Citizens, Inc., Class A 24 114
City Holding Co. 1,163 168,763
Civista Bancshares, Inc. 920 26,735
CME Group, Inc., Class A 8,634 2,312,099
CNB Financial Corp. 933 32,748
CNO Financial Group, Inc. 6,659 366,844
#*Coastal Financial Corp. 716 29,349
Cohen & Co., Inc. 983 13,025
Cohen & Steers, Inc. 5,184 426,488
*Coinbase Global, Inc., Class A 3,466 506,937
Colony Bankcorp, Inc. 794 17,404
Columbia Banking System, Inc. 12,734 398,192
*Columbia Financial, Inc. 15,477 167,309
Commerce Bancshares, Inc. 7,934 470,248
Community Bancorp 417 16,868
Community Financial System,
Inc. 4,379 283,803
Community Trust Bancorp, Inc. 713 55,935
Community West Bancshares 1,977 49,484
ConnectOne Bancorp, Inc. 2,811 92,594
*Consumer Portfolio Services,
Inc. 4 37
Corebridge Financial, Inc. 62,973 1,964,128
Crawford & Co., Class A 1,947 21,242
Crawford & Co., Class B 8 81
#*Credit Acceptance Corp. 666 378,894
Cullen/Frost Bankers, Inc. 3,359 558,736
*Customers Bancorp, Inc. 2,666 209,761
CVB Financial Corp. 12,823 286,850
Dime Community Bancshares,
Inc. 2,476 100,922
Donegal Group, Inc., Class A 3,269 64,530
*Donnelley Financial Solutions,
Inc. 1,238 58,557
Eagle Bancorp, Inc. 1,404 38,961
Eagle Financial Services, Inc. 342 13,868
East West Bancorp, Inc. 6,225 815,475
Eastern Bankshares, Inc. 15,207 349,153
*ECB Bancorp, Inc./MD 766 15,741
*eHealth, Inc. 8 11
Employers Holdings, Inc. 4,168 210,692
Enact Holdings, Inc. 7,758 367,109
*Encore Capital Group, Inc. 2,672 251,382
*Enova International, Inc. 1,070 271,930
Enterprise Financial Services
Corp. 2,752 182,485
Equitable Holdings, Inc. 29,190 1,390,903
Equity Bancshares, Inc., Class A 800 40,544
#Erie Indemnity Co., Class A 1,091 264,066
Esquire Financial Holdings, Inc. 334 43,159
Essent Group, Ltd. 16,135 1,064,265
Evercore, Inc., Class A 3,305 1,059,451
Everest Group, Ltd. 5,199 1,945,206
#*EZCORP, Inc., Class A 4,847 144,295
F&G Annuities & Life, Inc. 9,165 261,844
Farmers & Merchants Bancorp,
Inc. 569 18,982

7
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Farmers National Banc Corp. 2,552 $ 40,475
*FB Bancorp, Inc. 874 13,508
FB Financial Corp. 4,164 251,422
Federal Agricultural Mortgage
Corp., Class A 91 14,690
Federal Agricultural Mortgage
Corp., Class C 1,540 350,504
Federated Hermes, Inc., Class B 8,597 515,476
Fidelity National Financial, Inc. 38,937 2,008,760
Fidelity National Information
Services, Inc. 15,369 688,070
*Fifth District Bancorp, Inc. 753 13,260
Fifth Third Bancorp 23,143 1,307,579
Financial Institutions, Inc. 1,200 49,752
Finward Bancorp 552 24,542
*Finwise Bancorp 1,164 16,017
First American Financial Corp. 9,502 712,555
First Bancorp 3,251 204,390
First Bancorp 11,767 340,419
First Bank 934 17,307
First Busey Corp. 6,524 201,331
First Business Financial
Services, Inc. 693 48,656
First Capital, Inc. 209 13,226
First Citizens BancShares, Inc.,
Class A 482 1,053,965
First Commonwealth Financial
Corp. 7,153 154,004
First Community Bankshares,
Inc. 808 38,558
First Financial Bancorp 526 17,795
First Financial Bankshares, Inc. 6,835 240,182
First Financial Corp. 636 51,230
First Hawaiian, Inc. 7,880 218,985
First Horizon Corp. 23,719 608,155
First Internet Bancorp 751 22,124
#First Interstate BancSystem,
Inc., Class A 6,006 228,348
First Merchants Corp. 5,048 217,771
First Mid Bancshares, Inc. 1,283 66,831
First National Corp. 617 19,590
*First Northwest Bancorp 304 3,484
First United Corp. 414 18,274
#First US Bancshares, Inc. 614 10,131
*First Western Financial, Inc. 548 17,070
FirstCash Holdings, Inc. 2,657 542,055
*Firstsun Capital Bancorp 2,601 100,607
Five Star Bancorp 1,137 53,655
Flagstar Bank NA 16,520 234,914
*Flywire Corp. 17,880 286,259
FNB Corp. 17,500 330,750
Franklin Resources, Inc. 34,572 1,170,608
FS Bancorp, Inc. 420 18,022
Fulton Financial Corp. 13,228 321,837
FVCBankcorp, Inc. 109 2,026
*Galaxy Digital, Inc., Class A 8,449 177,513
*Genworth Financial, Inc., Class
A 60,987 599,502
German American Bancorp, Inc. 1,787 90,923
Shares Value
FINANCIALS — (Continued)
#Glacier Bancorp, Inc. 6,062 $ 298,796
Global Payments, Inc. 4,453 374,408
Globe Life, Inc. 9,664 1,761,264
Goldman Sachs Group, Inc.
(The) 13,649 13,899,869
*Goosehead Insurance, Inc.,
Class A 557 34,534
Great Southern Bancorp, Inc. 504 40,476
*Green Dot Corp., Class A 7,179 94,117
Greene County Bancorp, Inc. 1,288 43,096
*Greenlight Capital Re, Ltd.,
Class A 3,824 63,670
HA Sustainable Infrastructure
Capital, Inc. 5,431 205,672
*Hagerty, Inc., Class A 1,173 13,525
Hamilton Insurance Group, Ltd.,
Class B 8,378 301,273
Hamilton Lane, Inc., Class A 1,919 170,618
Hanmi Financial Corp. 762 24,293
Hanover Bancorp, Inc. 411 10,787
Hanover Insurance Group, Inc.
(The) 4,651 1,081,962
*Happen, Inc. 11,014 210,808
Hartford Insurance Group, Inc.
(The) 30,269 4,295,474
Hawthorn Bancshares, Inc. 732 28,541
HBT Financial, Inc. 1,590 56,986
HCI Group, Inc. 1,637 286,491
Hennessy Advisors, Inc. 375 3,686
Heritage Financial Corp. 1,506 44,773
*Heritage Insurance Holdings,
Inc. 4,362 128,112
*Hippo Holdings, Inc. 3,213 101,049
Home Bancorp, Inc. 298 21,259
Home BancShares, Inc. 11,368 353,204
Home Federal Bancorp, Inc. of
Louisiana 810 18,638
HomeTrust Bancshares, Inc. 792 40,542
Hope Bancorp, Inc. 8,085 113,271
Horace Mann Educators Corp. 6,353 331,055
Horizon Bancorp, Inc. 1,920 39,264
Houlihan Lokey, Inc., Class A 4,043 507,356
Huntington Bancshares, Inc. 77,748 1,324,826
Independent Bank Corp. 522 19,940
Independent Bank Corp. 2,270 190,294
Interactive Brokers Group, Inc.,
Class A 9,431 829,834
Intercontinental Exchange, Inc. 8,920 1,360,122
International Bancshares Corp. 3,059 234,136
Invesco, Ltd. 64,462 1,908,075
Investors Title Co. 348 100,673
Isabella Bank Corp. 313 12,429
Jackson Financial, Inc., Class A 8,126 993,647
James River Group Holdings,
Inc. 3,561 15,989
Jefferies Financial Group, Inc. 25,913 1,414,850
John Marshall Bancorp, Inc. 1,023 23,734
JPMorgan Chase & Co. 105,398 37,077,962
Kearny Financial Corp. 3,897 37,372

8
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
*Kentucky First Federal Bancorp 3,047 $ 16,606
KeyCorp 82,295 1,859,044
Kingstone Cos., Inc. 2,889 57,693
#Kinsale Capital Group, Inc. 2,044 728,522
KKR & Co., Inc. 18,972 1,924,330
Lake Shore Bancorp, Inc. 10 172
Lakeland Financial Corp. 1,666 104,375
Landmark Bancorp, Inc. 229 7,177
Lazard, Inc., Class A 11,528 488,557
Lincoln National Corp. 30,256 1,379,976
Live Oak Bancshares, Inc. 2,942 125,918
LPL Financial Holdings, Inc. 10,850 3,837,645
M&T Bank Corp. 6,829 1,681,914
Magyar Bancorp, Inc. 105 2,000
MainStreet Bancshares, Inc. 585 13,490
*Markel Group, Inc. 389 732,230
#MarketAxess Holdings, Inc. 860 139,578
MarketWise, Inc. 777 15,307
Marsh & McLennan Cos., Inc. 17,053 3,234,784
Mastercard, Inc., Class A 28,175 16,147,092
Mechanics Bancorp 1,659 27,855
Mercantile Bank Corp. 682 40,975
#Merchants Bancorp 3,424 188,936
Mercury General Corp. 5,206 557,667
Meridian Corp. 1,098 21,565
MetLife, Inc. 65,571 6,303,340
Metrocity Bankshares, Inc. 1,337 47,303
Metropolitan Bank Holding Corp. 602 55,673
MGIC Investment Corp. 17,185 516,237
Mid Penn Bancorp, Inc. 540 20,704
Midland States Bancorp, Inc. 1,012 34,074
Moelis & Co., Class A 6,548 439,240
Moody's Corp. 8,195 3,920,324
Morgan Stanley 45,451 9,563,799
Morningstar, Inc. 1,779 342,582
MSCI, Inc., Class A 4,612 2,639,171
MVB Financial Corp. 504 15,448
Nasdaq, Inc. 26,032 2,451,954
National Bank Holdings Corp.,
Class A 3,034 131,038
National Bankshares, Inc. 318 12,911
NB Bancorp, Inc. 1,284 29,545
NBT Bancorp, Inc. 4,129 217,392
*NCR Atleos Corp. 1 47
Nelnet, Inc., Class A 171 23,234
*NerdWallet, Inc., Class A 7,534 67,806
*NI Holdings, Inc. 720 10,908
Nicolet Bankshares, Inc. 1,119 191,259
*NMI Holdings, Inc., Class A 11,413 505,596
Northeast Bank 277 34,395
Northeast Community Bancorp,
Inc. 8 214
Northern Trust Corp. 10,762 1,960,729
Northpointe Bancshares, Inc. 2,622 45,885
Northrim BanCorp, Inc. 1,045 27,703
Northwest Bancshares, Inc. 10,752 169,236
Norwood Financial Corp. 1,047 35,588
OceanFirst Financial Corp. 5,080 98,095
Shares Value
FINANCIALS — (Continued)
*Octave Specialty Group, Inc. 5,200 $ 28,080
OFG Bancorp 1,343 70,991
Ohio Valley Banc Corp. 4 168
Old National Bancorp 21,262 566,420
Old Republic International Corp. 29,493 1,274,393
Old Second Bancorp, Inc. 3,322 84,013
OneMain Holdings, Inc., Class A 9,548 597,514
*Onity Group, Inc. 495 18,147
OP Bancorp 202 3,151
*Oportun Financial Corp. 2,843 15,750
Oppenheimer Holdings, Inc.,
Class A 1,014 108,133
*OppFi, Inc. 1,115 10,448
*OptimumBank Holdings, Inc. 2,960 22,496
Orange County Bancorp, Inc. 214 8,185
Origin Bancorp, Inc. 1,701 93,096
Orrstown Financial Services, Inc. 694 29,655
*Oscar Health, Inc., Class A 21,016 656,120
*Palomar Holdings, Inc. 2,552 341,432
Park National Corp. 951 197,951
Parke Bancorp, Inc. 795 27,149
Pathfinder Bancorp, Inc. 214 3,420
Pathward Financial, Inc. 2,648 233,660
*Payoneer Global, Inc. 14,459 103,671
PayPal Holdings, Inc. 79,576 4,552,543
#*Paysafe, Ltd. 3,389 27,383
*Paysign, Inc. 8 72
PCB Bancorp 600 16,722
Peapack-Gladstone Financial
Corp. 1,615 74,258
Pelagos Insurance Capital, Ltd. 12,633 319,489
PennyMac Financial Services,
Inc. 6,659 502,155
Peoples Bancorp of North
Carolina, Inc. 810 34,830
Peoples Bancorp, Inc. 1,582 65,906
Peoples Financial Services Corp. 389 27,370
Perella Weinberg Partners, Class
A 3,945 69,629
Pinnacle Financial Partners, Inc. 5,946 625,698
*Pioneer Bancorp, Inc. 968 16,669
#Piper Sandler Cos. 4,645 352,091
PJT Partners, Inc., Class A 1,741 293,028
Plumas Bancorp 264 16,186
PNC Financial Services Group,
Inc. (The) 7,269 1,816,305
*Ponce Financial Group, Inc. 4 81
Popular, Inc. 3,265 572,061
*Porch Group, Inc. 7,623 110,152
*PRA Group, Inc. 2,600 45,162
Preferred Bank/Los Angeles CA 591 61,724
Primerica, Inc. 4,304 1,377,108
Primis Financial Corp. 1,105 17,702
Princeton Bancorp, Inc. 399 16,455
Principal Financial Group, Inc. 22,786 2,590,768
*Priority Technology Holdings,
Inc. 3,003 19,519
PROG Holdings, Inc. 7,069 311,177
Progressive Corp. (The) 23,474 4,962,873

9
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Prosperity Bancshares, Inc. 5,708 $ 427,358
Provident Financial Holdings, Inc. 846 15,025
Provident Financial Services, Inc. 11,020 271,974
Prudential Financial, Inc. 27,887 3,404,445
QCR Holdings, Inc. 1,229 126,526
Radian Group, Inc. 8,409 327,867
Raymond James Financial, Inc. 10,183 1,792,004
RBB Bancorp 714 18,828
Red River Bancshares, Inc. 433 43,538
Regions Financial Corp. 34,542 1,069,075
Reinsurance Group of America,
Inc. 9,145 2,165,993
RenaissanceRe Holdings, Ltd. 7,313 2,340,014
Renasant Corp. 6,431 280,199
Republic Bancorp, Inc., Class A 938 93,369
*Rhinebeck Bancorp, Inc. 1 17
Richmond Mutual Bancorp, Inc. 4 63
Riverview Bancorp, Inc. 1,843 9,768
RLI Corp. 11,192 685,398
*Robinhood Markets, Inc., Class
A 23,203 2,008,452
*Rocket Cos., Inc., Class A 29,870 385,323
S&P Global, Inc. 8,270 3,406,661
S&T Bancorp, Inc. 2,731 142,422
Safety Insurance Group, Inc. 1,965 203,161
SB Financial Group, Inc. 539 14,165
Seacoast Banking Corp. of
Florida 4,398 152,787
*Security National Financial
Corp., Class A 2,022 18,949
SEI Investments Co. 9,059 932,896
Selective Insurance Group, Inc. 6,144 582,390
ServisFirst Bancshares, Inc. 2,650 237,175
Shore Bancshares, Inc. 1,531 37,509
Sierra Bancorp 1,100 44,836
Simmons First National Corp.,
Class A 10,464 246,846
*SiriusPoint, Ltd. 24,410 577,296
*Skyward Specialty Insurance
Group, Inc. 6,111 366,354
SLM Corp. 34,948 908,473
SmartFinancial, Inc. 513 26,881
*SoFi Technologies, Inc. 110,836 1,807,735
Sound Financial Bancorp, Inc. 211 9,966
South Plains Financial, Inc. 425 19,057
Southern Missouri Bancorp, Inc. 545 42,188
Southside Bancshares, Inc. 1,130 36,736
SOUTHSTATE BANK Corp. 5,581 586,507
SR Bancorp, Inc. 844 16,500
State Street Corp. 13,101 2,412,680
*<Sterling Bancorp, Inc. 1,366 –
Stewart Information Services
Corp. 3,955 267,318
Stifel Financial Corp. 9,024 748,180
Stock Yards Bancorp, Inc. 2,740 233,174
*StoneX Group, Inc. 13,942 1,067,501
*Summit State Bank 557 6,901
Synchrony Financial 56,112 4,252,728
#T. Rowe Price Group, Inc. 15,499 1,732,013
Shares Value
FINANCIALS — (Continued)
Texas Capital Bancshares, Inc. 2,715 $ 268,378
#TFS Financial Corp. 7,804 143,672
*Third Coast Bancshares, Inc. 1,094 47,961
Timberland Bancorp, Inc. 411 18,425
Tiptree, Inc. 3,896 69,232
*Toast, Inc., Class A 35,123 1,133,419
Tompkins Financial Corp. 896 89,457
Towne Bank/Portsmouth VA 4,792 181,665
*TPG, Inc. 16,873 169
TPG, Inc., Class A 5,788 252,704
Tradeweb Markets, Inc., Class A 4,845 486,922
Travelers Cos., Inc. (The) 24,998 9,358,251
TriCo Bancshares 1,974 113,584
*Triumph Financial, Inc. 1,528 116,021
Truist Financial Corp. 37,225 1,929,744
#*Trupanion, Inc. 1,747 42,784
TrustCo Bank Corp. 912 51,966
Trustmark Corp. 4,684 222,256
*TWFG, Inc., Class A 1,116 29,909
UMB Financial Corp. 4,083 595,016
Union Bankshares, Inc. 409 9,419
United Bancorp, Inc. 808 12,322
United Bankshares, Inc. 3,729 180,670
United Community Banks, Inc. 6,371 225,788
United Fire Group, Inc. 2,929 150,433
Universal Insurance Holdings,
Inc. 4,069 177,856
Univest Financial Corp. 1,526 67,510
Unum Group 14,801 1,274,514
US Bancorp 32,245 2,031,757
US Global Investors, Inc., Class
A 3,727 10,659
USCB Financial Holdings, Inc. 1,000 21,970
#UWM Holdings Corp. 29,925 54,463
Valley National Bancorp 39,094 558,653
*Velocity Financial, Inc. 2,524 44,271
Victory Capital Holdings, Inc.,
Class A 7,626 755,203
Virginia National Bankshares
Corp. 4 183
Virtu Financial, Inc., Class A 8,994 528,218
Virtus Investment Partners, Inc. 720 114,732
Visa, Inc., Class A 54,853 20,083,329
Voya Financial, Inc. 16,688 1,659,288
W. R. Berkley Corp. 20,801 1,508,905
WaFd, Inc. 10,650 391,600
Walker & Dunlop, Inc. 4,073 202,387
Washington Trust Bancorp, Inc. 800 31,184
Waterstone Financial, Inc. 1,600 32,832
Webster Financial Corp. 12,714 981,775
*Webull Corp. 5,306 37,460
Wells Fargo & Co. 70,854 6,125,328
WesBanco, Inc. 4,662 192,914
#West Bancorp, Inc. 4 112
Westamerica Bancorp 2,180 131,127
Western Alliance Bancorp 6,005 483,342
Western New England Bancorp,
Inc. 2,200 28,446
#Western Union Co. (The) 40,444 257,224

10
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Westwood Holdings Group, Inc. 800 $ 15,336
*WEX, Inc. 4,912 918,348
#White Mountains Insurance
Group, Ltd. 191 400,666
Willis Towers Watson PLC 7,342 2,466,325
Wintrust Financial Corp. 3,512 560,304
#WisdomTree, Inc. 15,916 308,293
*World Acceptance Corp. 296 53,224
WSFS Financial Corp. 2,803 224,801
Zions Bancorp NA 18,821 1,311,824
TOTAL FINANCIALS 399,661,959
HEALTH CARE — (10.8%)
*10X Genomics, Inc., Class A 10,904 515,432
Abbott Laboratories 27,759 2,934,126
AbbVie, Inc. 62,646 15,720,387
#*AC Immune SA 2,823 6,182
Acme United Corp. 277 15,750
*AdaptHealth Corp., Class A 17,816 192,413
*Addus HomeCare Corp. 4 462
Agilent Technologies, Inc. 12,793 1,770,167
*Alector, Inc. 3,867 5,839
*Align Technology, Inc. 4,997 845,293
*Alignment Healthcare, Inc. 2,507 37,229
#*Aligos Therapeutics, Inc. 1,149 4,860
*Alkermes PLC 7,610 372,814
*Alnylam Pharmaceuticals, Inc. 5,392 1,108,164
*American Shared Hospital
Services 136 204
*American Well Corp., Class A 1,254 13,480
Amgen, Inc. 28,613 11,020,583
*AMN Healthcare Services, Inc. 6,877 231,274
*AngioDynamics, Inc. 3,043 45,006
*Anika Therapeutics, Inc. 1,000 19,280
*Arrowhead Pharmaceuticals,
Inc. 3,408 288,487
*Astrana Health, Inc. 4,223 150,170
*AtriCure, Inc. 4,765 179,926
*Avantor, Inc. 544 7,496
*Aveanna Healthcare Holdings,
Inc. 16,841 158,137
*Axogen, Inc. 2,496 105,356
*Aytu BioPharma, Inc. 4,805 10,715
#*Beam Therapeutics, Inc. 5,320 135,766
Becton Dickinson & Co. 6,949 1,150,893
*Biogen, Inc. 7,399 1,501,627
*BioLife Solutions, Inc. 600 18,768
*BioMarin Pharmaceutical, Inc. 19,027 1,142,001
#*Bio-Rad Laboratories, Inc.,
Class A 1,878 611,251
Bio-Techne Corp. 11,899 857,799
*Boston Scientific Corp. 4,165 194,630
*BrightSpring Health Services,
Inc. 8,177 488,249
Bristol-Myers Squibb Co. 116,804 7,628,469
Bruker Corp. 14,249 895,407
*Butterfly Network, Inc., Class A 200 1,422
*C4 Therapeutics, Inc. 8,504 29,594
*Cadrenal Therapeutics, Inc. 914 1,837
Shares Value
HEALTH CARE — (Continued)
Cardinal Health, Inc. 9,473 $ 2,179,074
#*CareCloud, Inc. 3,600 8,784
*CareDx, Inc. 4,263 186,336
*Castle Biosciences, Inc. 2,610 73,080
*Celldex Therapeutics, Inc. 2,758 104,969
Cencora, Inc. 14,405 4,484,853
*Centene Corp. 22,531 1,401,879
#*Charles River Laboratories
International, Inc. 2,431 565,232
Chemed Corp. 539 286,883
Cigna Group (The) 20,253 5,651,600
*Collegium Pharmaceutical, Inc. 8 283
*Community Health Systems,
Inc. 24 67
Concentra Group Holdings
Parent, Inc. 7,677 242,977
*Cooper Cos., Inc. (The) 7,349 531,480
*CorVel Corp. 1,952 117,237
*Coya Therapeutics, Inc. 137 574
*CryoPort, Inc. 5,405 81,561
Cumberland Pharmaceuticals,
Inc. 2,780 18,570
CVS Health Corp. 44,969 4,696,113
*Cyclerion Therapeutics, Inc. 3,318 11,414
*Cytek Biosciences, Inc. 10,300 43,466
Danaher Corp. 17,667 3,444,712
*DarioHealth Corp. 747 5,431
*DaVita, Inc. 2,140 513,793
*Definitive Healthcare Corp.,
Class A 3,600 2,456
*Delcath Systems, Inc. 3,297 40,289
DENTSPLY SIRONA, Inc. 24,063 321,722
*Design Therapeutics, Inc. 3,418 41,631
*Dexcom, Inc. 23,598 1,969,253
#*Doximity, Inc., Class A 3,539 74,000
*Edwards Lifesciences Corp. 23,036 1,982,709
*Electromed, Inc. 4 163
Elevance Health, Inc. 9,805 3,685,111
Eli Lilly & Co. 28,114 32,298,488
*Emergent BioSolutions, Inc. 2,661 19,212
*Enovis Corp. 4,464 130,126
Ensign Group, Inc. (The) 264 47,034
*Entrada Therapeutics, Inc. 3,020 20,506
*Envista Holdings Corp. 20,156 550,460
*Eton Pharmaceuticals, Inc. 998 46,327
*Exagen, Inc. 3,419 15,488
*First Tracks Biotherapeutics,
Inc. 2,816 124,017
*Fortrea Holdings, Inc. 11,322 217,043
#*Fulgent Genetics, Inc. 2,221 36,758
GE HealthCare Technologies,
Inc. 23,299 1,584,798
*GeneDx Holdings Corp., Class
A 980 63,808
Gilead Sciences, Inc. 49,052 6,387,061
*Ginkgo Bioworks Holdings, Inc. 4,528 36,632
*Glaukos Corp. 677 112,869
#*Globus Medical, Inc., Class A 8,925 703,201
*GoodRx Holdings, Inc., Class A 14,700 45,129

11
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*GridAI Technologies Corp. 2,539 $ 7,363
*Guardant Health, Inc. 1,540 249,465
*Guardian Pharmacy Services,
Inc., Class A 4,691 185,435
*Haemonetics Corp. 4,745 405,887
*Halozyme Therapeutics, Inc. 9,947 821,025
*Harvard Bioscience, Inc. 1,902 11,602
HCA Healthcare, Inc. 1,127 453,719
*HealthEquity, Inc. 6,374 641,288
HealthStream, Inc. 1,825 51,173
*Henry Schein, Inc. 13,423 1,151,022
Humana, Inc. 10,504 3,821,985
*ICON PLC 5,524 903,533
*ICU Medical, Inc. 2,490 419,590
*Ideaya Biosciences, Inc. 4,381 155,525
*IDEXX Laboratories, Inc. 3,505 1,959,540
*Illumina, Inc. 7,942 1,628,904
*ImmuCell Corp. 568 6,367
#*Immunome, Inc. 4,072 92,679
*Incyte Corp. 20,029 2,393,866
*Indivior Pharmaceuticals, Inc. 9,300 372,093
*InfuSystem Holdings, Inc. 2,009 18,362
*Innovage Holding Corp. 2,296 26,083
*Inogen, Inc. 3,200 20,640
*Insmed, Inc. 4,199 414,021
*Instil Bio, Inc. 1,000 7,120
*Insulet Corp. 5,400 892,890
*Integer Holdings Corp. 2,002 242,662
*Integra LifeSciences Holdings
Corp. 3,400 56,610
*Intellia Therapeutics, Inc. 6,589 70,371
*Intuitive Surgical, Inc. 7,596 2,683,895
*Ionis Pharmaceuticals, Inc. 236 12,218
*Iovance Biotherapeutics, Inc. 28,098 114,359
*IQVIA Holdings, Inc. 12,718 2,988,984
iRadimed Corp. 498 45,248
*Ironwood Pharmaceuticals, Inc.,
Class A 8,700 36,801
Johnson & Johnson 87,219 22,358,591
#*Joint Corp. (The) 2,400 19,896
*Kewaunee Scientific Corp. 39 1,393
#*Kiniksa Pharmaceuticals
International PLC, Class A 1,652 122,810
*Krystal Biotech, Inc. 817 278,695
*Kymera Therapeutics, Inc. 2,447 253,020
Labcorp Holdings, Inc. 4,223 1,305,752
*Lantern Pharma, Inc. 1,924 5,060
#*Lantheus Holdings, Inc. 3,767 375,344
#*Larimar Therapeutics, Inc. 12,923 49,366
LeMaitre Vascular, Inc. 1,769 179,235
*LeonaBio, Inc. 330 2,330
*Lexeo Therapeutics, Inc. 5,030 20,774
*LifeStance Health Group, Inc. 35,898 376,211
*Lisata Therapeutics, Inc. 100 99
*LivaNova PLC 2,248 180,155
#*Maravai LifeSciences
Holdings, Inc., Class A 8,779 57,678
*MBX Biosciences, Inc. 29 1,912
McKesson Corp. 5,066 4,337,459
Shares Value
HEALTH CARE — (Continued)
*Medpace Holdings, Inc. 2,344 $ 1,352,746
Medtronic PLC 38,492 3,286,832
Merck & Co., Inc. 94,155 12,258,981
*Merit Medical Systems, Inc. 5,171 439,587
Mesa Laboratories, Inc. 365 36,796
*Mettler-Toledo International, Inc. 1,229 1,740,633
#*Moderna, Inc. 24,706 1,354,383
*Molina Healthcare, Inc. 5,305 1,037,764
*Myriad Genetics, Inc. 9,100 26,026
*Natera, Inc. 3,557 952,422
*NeoGenomics, Inc. 15,340 234,549
*Neurogene, Inc. 1,381 45,421
*Novocure, Ltd. 2,137 31,713
NRC Health 2,149 41,927
*Nurix Therapeutics, Inc. 3,425 79,494
#*OmniAb, Inc. 10,686 21,158
*Omnicell, Inc. 5,807 205,394
*Option Care Health, Inc. 9,585 220,743
*OraSure Technologies, Inc. 13,900 56,295
*Orthofix Medical, Inc. 4,455 52,569
*OrthoPediatrics Corp. 3,100 62,589
*Outset Medical, Inc. 6,708 30,656
*PACS Group, Inc. 6,762 311,120
*Pediatrix Medical Group, Inc. 12,292 325,861
*Pennant Group, Inc. (The) 1,521 61,327
*Penumbra, Inc. 810 260,164
*Personalis, Inc. 5,837 73,896
Pfizer, Inc. 154,110 3,854,291
*Precipio, Inc. 1,008 21,823
*Prelude Therapeutics, Inc. 3,323 15,286
*Prestige Consumer Healthcare,
Inc. 5,233 262,801
*Privia Health Group, Inc. 7,470 176,815
*Procept Biorobotics Corp. 65 1,210
*Pro-Dex, Inc. 643 37,661
*Progyny, Inc. 13,351 415,617
*Protara Therapeutics, Inc. 6,250 24,500
*Prothena Corp. PLC 2,078 16,873
*Quanterix Corp. 5,272 18,347
Quest Diagnostics, Inc. 5,080 1,183,691
*RadNet, Inc. 5,461 348,303
Regeneron Pharmaceuticals, Inc. 3,489 2,660,816
*REGENXBIO, Inc. 4,800 46,512
*Relay Therapeutics, Inc. 5,368 101,079
#*Repligen Corp. 4,972 701,102
#ResMed, Inc. 7,629 1,609,566
#Revvity, Inc. 10,422 1,172,683
*Rezolute, Inc. 12,923 60,997
*Roivant Sciences, Ltd. 24,232 821,707
#*Sagimet Biosciences, Inc.,
Class A 2,817 20,029
*Sanara Medtech, Inc. 439 14,865
*Sarepta Therapeutics, Inc. 12,606 187,325
*Seer, Inc., Class A 11,353 25,204
*Sensus Healthcare, Inc. 2,267 6,597
#*SI-BONE, Inc. 2,064 36,657
*Sight Sciences, Inc. 3,387 17,816
#*Simulations Plus, Inc. 2,315 42,202

12
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Solid Biosciences, Inc. 7,422 $ 59,821
*Solventum Corp. 10,101 863,029
*STAAR Surgical Co. 4,605 112,178
STERIS PLC 4,351 993,768
#*Stoke Therapeutics, Inc. 2,333 67,330
Stryker Corp. 9,518 3,100,013
#*Teladoc Health, Inc. 18,459 123,860
Teleflex, Inc. 1,866 255,101
*Tenet Healthcare Corp. 978 249,175
*TG Therapeutics, Inc. 19 989
*TherapeuticsMD, Inc. 3,612 7,332
Thermo Fisher Scientific, Inc. 5,777 3,317,731
*TransMedics Group, Inc. 2,438 186,531
#*Unicycive Therapeutics, Inc. 2,981 14,935
UnitedHealth Group, Inc. 35,329 14,640,338
US Physical Therapy, Inc. 1,245 98,430
Utah Medical Products, Inc. 465 32,792
*Varex Imaging Corp. 3,600 40,284
*Veeva Systems, Inc., Class A 7,596 1,547,913
*Veracyte, Inc. 10,531 487,796
#*Verastem, Inc. 4,267 24,749
*Vericel Corp. 1,999 91,874
*Vertex Pharmaceuticals, Inc. 8,338 3,978,060
Viatris, Inc. 52,351 919,284
*Vir Biotechnology, Inc. 9,821 85,050
#*Viridian Therapeutics, Inc. 5,737 108,544
#*Waters Corp. 4,943 1,865,043
*WaVe Life Sciences, Ltd. 6,250 34,437
West Pharmaceutical Services,
Inc. 2,923 996,626
*Xencor, Inc. 3,973 80,294
*Zevra Therapeutics, Inc. 5,004 47,588
Zimmer Biomet Holdings, Inc. 14,695 1,380,301
Zoetis, Inc., Class A 9,950 769,035
TOTAL HEALTH CARE 253,995,361
INDUSTRIALS — (12.7%)
#*3D Systems Corp. 11,500 30,360
3M Co. 13,917 2,453,289
#A.O. Smith Corp. 6,738 405,156
AAON, Inc. 5,100 454,206
*AAR Corp. 4,098 573,884
ABM Industries, Inc. 8,088 387,496
ACCO Brands Corp. 10,900 45,998
Acuity, Inc. 2,368 777,628
Advanced Drainage Systems,
Inc. 3,914 542,011
AECOM 19,877 1,438,896
*AerSale Corp. 3,200 19,840
AGCO Corp. 8,576 876,124
*Air Industries Group 439 1,177
#*AirJoule Technologies Corp.,
Class A 8,889 37,600
Alamo Group, Inc. 1,271 202,191
Albany International Corp., Class
A 1,865 138,961
Alight, Inc., Class A 1,291 21,921
#Allegion PLC 8,741 1,375,833
Allient, Inc. 729 63,758
Shares Value
INDUSTRIALS — (Continued)
Allison Transmission Holdings,
Inc. 4,556 $ 521,844
*Alpha Pro Tech, Ltd. 8 39
*Alta Equipment Group, Inc. 2,527 16,628
*Amentum Holdings, Inc. 32,881 729,958
*Ameresco, Inc., Class A 1,158 24,399
*American Superconductor Corp. 1,341 39,385
AMETEK, Inc. 11,396 2,754,527
*API Group Corp. 41,630 1,651,878
Apogee Enterprises, Inc. 756 29,938
Applied Industrial Technologies,
Inc. 3,694 1,275,206
ArcBest Corp. 1,201 173,364
#*Archer Aviation, Inc., Class A 31,857 147,816
Arcosa, Inc. 1,572 228,254
Argan, Inc. 719 410,139
Armstrong World Industries, Inc. 2,083 363,817
*Art's-Way Manufacturing Co.,
Inc. 4,443 9,597
Astec Industries, Inc. 2,505 126,903
*Astronics Corp. 2,973 206,594
*Astronics Corp., Class B 594 40,998
*Asure Software, Inc. 8 64
*ATI, Inc. 3,525 660,726
Atkore, Inc. 1,863 135,924
Atmus Filtration Technologies,
Inc. 6,939 358,261
Automatic Data Processing, Inc. 18,257 4,864,760
AZZ, Inc. 1,584 229,236
Barrett Business Services, Inc. 2,631 102,714
BGSF, Inc. 4,400 24,420
#*Blue Bird Corp. 3,011 223,988
*BlueLinx Holdings, Inc. 724 39,255
Boise Cascade Co. 1,736 132,596
Booz Allen Hamilton Holding
Corp., Class A 14,650 1,021,398
*Bowman Consulting Group, Ltd. 661 17,748
Brady Corp., Class A 3,766 355,021
*BrightView Holdings, Inc. 5,788 75,475
Brink's Co. (The) 1,970 233,346
Broadridge Financial Solutions,
Inc. 8,337 1,283,481
*Broadwind, Inc. 5,580 22,320
*Builders FirstSource, Inc. 4,285 284,695
BWX Technologies, Inc. 6,209 1,047,458
*CACI International, Inc., Class A 1,851 921,335
Cadre Holdings, Inc. 1,176 36,256
Carlisle Cos., Inc. 3,613 1,300,391
Carpenter Technology Corp. 952 494,716
Carrier Global Corp. 36,651 2,265,398
Caterpillar, Inc. 14,080 11,472,525
*CECO Environmental Corp. 2,539 167,295
*Centuri Holdings, Inc. 4,231 117,791
CH Robinson Worldwide, Inc. 15,029 2,220,234
*Cimpress PLC 1,729 170,652
Cintas Corp. 7,391 1,512,420
*Civeo Corp. 756 23,822
*Clean Harbors, Inc. 1,401 438,345
*ClearSign Technologies Corp. 1,472 5,682

13
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
CNH Industrial NV 131,772 $ 1,350,663
Comfort Systems USA, Inc. 1,826 3,158,414
*Commercial Vehicle Group, Inc. 3,094 14,016
#Concentrix Corp. 1,393 34,268
*Concrete Pumping Holdings,
Inc. 1,920 18,682
*Conduent, Inc. 9,315 14,625
*Construction Partners, Inc.,
Class A 2,994 309,430
*Copart, Inc. 9,561 278,416
#*Core & Main, Inc., Class A 22,032 968,747
*Costamare Bulkers Holdings,
Ltd. 3,300 64,548
Covenant Logistics Group, Inc.,
Class A 1,010 35,875
*CPI Aerostructures, Inc. 3,073 15,396
CRA International, Inc. 1,113 199,260
Crane Co. 4,598 981,489
#CSW Industrials, Inc. 1,387 442,356
CSX Corp. 37,411 1,885,514
Cummins, Inc. 8,255 5,235,321
Curtiss-Wright Corp. 1,767 1,279,308
*Custom Truck One Source, Inc. 19,557 198,504
Deere & Co. 12,203 7,232,352
Deluxe Corp. 4,614 119,364
*Distribution Solutions Group,
Inc. 3,066 105,992
*DLH Holdings Corp. 2,108 10,287
*DNOW, Inc. 26,419 373,036
Donaldson Co., Inc. 10,352 975,572
Douglas Dynamics, Inc. 1,749 77,183
Dover Corp. 6,365 1,302,406
*Ducommun, Inc. 1,246 223,059
DuPont de Nemours, Inc. 12,116 1,659,892
*DXP Enterprises, Inc. 1,391 218,415
*Dycom Industries, Inc. 1,254 502,942
Eastern Co. (The) 4 95
Eaton Corp. PLC 7,760 3,221,952
EMCOR Group, Inc. 2,882 2,298,193
Emerson Electric Co. 21,081 3,158,355
*Energy Recovery, Inc. 1,600 13,840
Enerpac Tool Group Corp., Class
A 3,978 142,174
EnerSys 1,628 302,889
Ennis, Inc. 1,922 41,900
Enpro, Inc. 1,431 449,220
*Enviri Corp. 940 20,849
Equifax, Inc. 12,619 2,178,292
#Esab Corp. 2,337 202,221
ESCO Technologies, Inc. 1,809 570,360
Espey Mfg. & Electronics Corp. 200 11,834
#*Everus Construction Group,
Inc. 3,961 496,828
EVI Industries, Inc. 8 113
*ExlService Holdings, Inc. 11,353 385,207
Expeditors International of
Washington, Inc. 21,488 3,607,620
Exponent, Inc. 4,720 315,532
Fastenal Co. 51,109 2,438,410
Shares Value
INDUSTRIALS — (Continued)
#Federal Signal Corp. 4,133 $ 516,418
FedEx Corp. 7,130 2,191,762
*FedEx Freight Holding Co., Inc. 4,588 644,752
Ferguson Enterprises, Inc. 15,089 3,535,805
#*First Advantage Corp. 17,993 356,981
Flowserve Corp. 11,094 843,033
*Fluence Energy, Inc., Class A 4,506 62,769
*Fluor Corp. 25,152 1,261,876
Fortive Corp. 30,091 1,781,688
Fortune Brands Innovations, Inc. 9,730 479,300
#*Forward Air Corp. 2,599 36,516
*Franklin Covey Co. 1,900 40,755
Franklin Electric Co., Inc. 3,159 330,810
*FreightCar America, Inc. 272 2,168
FTAI Aviation, Ltd. 5,459 1,124,554
#*FTI Consulting, Inc. 4,305 686,131
*Gates Industrial Corp., Ltd. 11,724 328,038
GATX Corp. 2,585 462,379
GE Vernova, Inc. 3,857 3,819,549
*Gencor Industries, Inc. 4 57
*Generac Holdings, Inc. 5,553 1,094,552
General Dynamics Corp. 6,622 2,539,007
General Electric Co. 37,343 13,446,094
Genpact, Ltd. 16,493 580,059
*Gibraltar Industries, Inc. 967 40,865
Global Industrial Co. 3,065 109,543
Gorman-Rupp Co. (The) 2,376 192,907
Graco, Inc. 11,977 950,734
*Graham Corp. 334 32,031
Granite Construction, Inc. 1,693 204,802
Greenbrier Cos., Inc. (The) 2,674 131,694
Griffon Corp. 2,498 215,253
#*GXO Logistics, Inc. 9,035 453,196
*Hayward Holdings, Inc. 23,735 359,111
*Healthcare Services Group, Inc. 3,840 89,472
Heartland Express, Inc. 5,091 62,263
#HEICO Corp. 1,758 626,481
HEICO Corp., Class A 2,916 750,228
Helios Technologies, Inc. 3,778 294,344
Herc Holdings, Inc. 2,244 336,914
Hexcel Corp. 2,767 284,863
*Hillman Solutions Corp. 18,076 142,258
HNI Corp. 5,154 231,982
*Honeywell Aerospace, Inc. 9,355 1,934,053
Honeywell International, Inc. 9,355 2,273,733
Howmet Aerospace, Inc. 6,856 1,935,175
Hub Group, Inc., Class A 3,647 169,695
Hubbell, Inc., Class B 5,069 2,395,356
*Hudson Technologies, Inc. 1,600 9,664
Huntington Ingalls Industries, Inc. 3,347 1,092,628
*Hurco Cos., Inc. 894 18,631
*Huron Consulting Group, Inc. 2,344 355,749
#*Hyliion Holdings Corp. 9,012 32,083
Hyster-Yale, Inc. 1,055 35,269
*IBEX Holdings, Ltd. 1,990 70,327
ICF International, Inc. 2,311 187,006
IDEX Corp. 5,751 1,325,318
*IES Holdings, Inc. 2,044 1,521,840

14
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Illinois Tool Works, Inc. 13,582 $ 3,897,355
Ingersoll Rand, Inc. 19,095 1,592,141
*Innodata, Inc. 3,708 232,974
*Innovative Solutions and
Support, Inc. 2,031 37,147
Insteel Industries, Inc. 1,026 31,447
Interface, Inc., Class A 5,512 188,841
ITT, Inc. 3,057 599,111
Jacobs Solutions, Inc. 15,950 2,152,133
*Janus International Group, Inc. 2,721 13,959
JB Hunt Transport Services, Inc. 5,071 1,378,044
#JBT Marel Corp. 4,464 618,130
Johnson Controls International
PLC 12,585 1,845,716
Kadant, Inc. 996 306,270
#*Karman Holdings, Inc. 1,505 72,466
KBR, Inc. 6,120 224,053
Kelly Services, Inc., Class A 4,800 71,232
Kennametal, Inc. 4,679 158,946
Kforce, Inc. 2,185 124,042
*Kirby Corp. 2,419 317,228
Korn Ferry 7,428 611,102
*Kratos Defense & Security
Solutions, Inc. 10,324 481,098
#*KULR Technology Group, Inc. 11,230 29,759
*L.B. Foster Co., Class A 920 37,840
L3Harris Technologies, Inc. 8,455 2,342,542
Landstar System, Inc. 4,157 726,519
Leidos Holdings, Inc. 15,928 1,841,277
Lennox International, Inc. 1,668 693,688
Leonardo DRS, Inc. 11,127 512,398
#*Limbach Holdings, Inc. 1,388 99,520
Lincoln Electric Holdings, Inc. 2,354 615,124
Lindsay Corp. 1,103 122,234
*Liquidity Services, Inc. 2,162 84,275
#*Loar Holdings, Inc. 4,743 324,658
Louisiana-Pacific Corp. 4,215 305,292
LSI Industries, Inc. 1,467 34,313
Luxfer Holdings PLC 1,692 28,815
*Lyft, Inc., Class A 53,210 843,911
*Manitowoc Co., Inc. (The) 6,246 86,507
ManpowerGroup, Inc. 3,551 186,143
Marten Transport, Ltd. 3,609 53,377
Masco Corp. 15,780 1,127,954
*MasTec, Inc. 4,262 1,121,332
*Mastech Digital, Inc. 1,757 13,634
*Masterbrand, Inc. 6,623 54,640
*Matrix Service Co. 3,396 39,394
Maximus, Inc. 10,433 628,588
*Mayville Engineering Co., Inc. 4 103
McGrath RentCorp 2,853 328,523
#*Mercury Systems, Inc. 4,132 401,217
#*Microvast Holdings, Inc. 3,609 2,913
*Middleby Corp. (The) 5,185 692,612
*Midera Food Processing, Inc. 5,185 248,621
Miller Industries, Inc. 952 47,886
MillerKnoll, Inc. 5,811 130,864
*Mistras Group, Inc. 2,895 44,033
Shares Value
INDUSTRIALS — (Continued)
*Mobility Global, Inc. 8,186 $ 166,831
*Modine Manufacturing Co. 1,293 259,971
Moog, Inc., Class A 1,981 772,293
MSA Safety, Inc. 3,150 599,350
MSC Industrial Direct Co., Inc.,
Class A 5,034 621,196
Mueller Industries, Inc. 9,526 632,622
Mueller Water Products, Inc.,
Class A 6,093 153,787
*MYR Group, Inc. 1,179 392,866
*Nephros, Inc. 409 1,386
#*Nextpower, Inc., Class A 23,718 2,131,537
NLI Holdings, Inc. 1,932 11,090
*NN, Inc. 20 66
Nordson Corp. 5,113 1,522,549
Northrop Grumman Corp. 5,289 2,869,177
*NPK International, Inc. 5,794 72,367
nVent Electric PLC 9,733 1,497,227
*NWPX Infrastructure, Inc. 619 76,186
Old Dominion Freight Line, Inc. 5,600 1,187,984
Omega Flex, Inc. 509 14,995
*Onterris, Inc. 2,845 59,717
*OPENLANE, Inc. 11,970 475,927
*Optex Systems Holdings, Inc. 1,200 13,548
*Orion Energy Systems, Inc. 1,295 13,079
*Orion Group Holdings, Inc. 8 78
Oshkosh Corp. 8,421 1,199,235
Otis Worldwide Corp. 16,518 1,188,470
Owens Corning 2,687 373,224
PACCAR, Inc. 29,042 3,853,293
Park Aerospace Corp. 908 30,781
Parker-Hannifin Corp. 2,256 2,203,052
Park-Ohio Holdings Corp. 1,314 52,468
*Parsons Corp. 15,743 695,998
#Paychex, Inc. 26,439 3,089,133
Paycom Software, Inc. 5,227 857,019
*Paylocity Holding Corp. 5,832 804,204
Pentair PLC 13,264 867,996
*Perma-Pipe International
Holdings, Inc. 205 4,951
*Pioneer Power Solutions, Inc. 4 12
Pitney Bowes, Inc. 10,691 187,413
*Planet Labs PBC 32,354 662,610
#*Plug Power, Inc. 95,404 196,532
#Powell Industries, Inc. 2,334 487,059
*Power Solutions International,
Inc. 1,273 35,148
Preformed Line Products Co. 272 97,099
Primoris Services Corp. 4,228 356,885
*Proto Labs, Inc. 2,351 176,443
Quad/Graphics, Inc. 2,543 26,422
Quanex Building Products Corp. 2,877 51,326
Quanta Services, Inc. 1,489 993,699
*QXO, Inc. 15,268 203,064
*Radiant Logistics, Inc. 1,624 13,382
*RBC Bearings, Inc. 2,157 1,189,176
*RCM Technologies, Inc. 723 20,454
Regal Rexnord Corp. 4,572 938,312

15
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Resideo Technologies, Inc. 15,945 $ 546,913
Resources Connection, Inc. 9,200 40,204
Robert Half, Inc. 979 37,006
*Rocket Lab Corp. 11,118 722,114
Rockwell Automation, Inc. 7,104 3,410,488
Rollins, Inc. 14,646 556,109
RTX Corp. 36,886 7,938,605
Rush Enterprises, Inc., Class A 7,444 593,957
Rush Enterprises, Inc., Class B 1,300 101,049
#*RXO, Inc. 18,367 371,932
Ryder System, Inc. 2,415 619,254
*Saia, Inc. 856 297,571
Schneider National, Inc., Class B 5,254 187,778
Science Applications
International Corp. 7,455 873,204
Sensata Technologies Holding
PLC 7,157 331,298
#*SES AI Corp. 6,325 3,481
*Shoals Technologies Group,
Inc., Class A 21,905 191,450
*SIFCO Industries, Inc. 4 103
Simpson Manufacturing Co., Inc. 3,217 603,960
*SiteOne Landscape Supply, Inc. 3,942 372,282
Snap-on, Inc. 4,546 1,865,724
*SPX Technologies, Inc. 4,229 928,773
SS&C Technologies Holdings,
Inc. 25,741 1,983,344
#*StandardAero, Inc. 25,920 759,715
Standex International Corp. 844 250,246
Stanley Black & Decker, Inc. 11,437 1,081,711
*Sterling Infrastructure, Inc. 2,368 1,413,151
*SUNation Energy, Inc. 4,384 9,513
#*Sunrun, Inc. 25,033 245,574
#*Symbotic, Inc., Class A 2,381 102,502
#TaskUS, Inc., Class A 811 4,923
*Taylor Devices, Inc. 111 5,698
*Team, Inc. 709 12,337
*TechPrecision Corp. 2,743 12,947
#Tecnoglass Holdings, Inc. 2,668 115,898
Tennant Co. 1,826 153,439
Terex Corp. 12,544 788,265
Tetra Tech, Inc. 26,840 890,014
Textron, Inc. 14,122 1,204,042
#*TIC Solutions, Inc. 2,364 17,281
Timken Co. (The) 3,318 456,391
*Titan International, Inc. 2,365 17,075
*Titan Machinery, Inc. 2,050 34,829
Toro Co. (The) 8,769 805,608
Trane Technologies PLC 6,959 3,165,997
*Transcat, Inc. 1,328 113,371
TransDigm Group, Inc. 1,966 2,466,111
TransUnion 24,652 1,938,140
*Trex Co., Inc. 540 23,414
TriNet Group, Inc. 2,141 140,942
Trinity Industries, Inc. 9,540 298,030
*TrueBlue, Inc. 7,000 49,560
#*TTEC Holdings, Inc. 7,224 17,988
Tutor Perini Corp. 3,682 308,367
Shares Value
INDUSTRIALS — (Continued)
*Uber Technologies, Inc. 78,602 $ 5,530,437
UFP Industries, Inc. 4,681 406,030
U-Haul Holding Co. 18,852 1,179,758
*U-Haul Holding Co. 2,374 168,340
#UL Solutions, Inc., Class A 4,807 440,513
*Ultralife Corp. 8 41
UniFirst Corp. 815 238,779
Union Pacific Corp. 359 104,875
United Parcel Service, Inc., Class
B 19,100 1,990,602
United Rentals, Inc. 5,288 5,707,127
*Upwork, Inc. 18,588 170,266
*V2X, Inc. 1,841 166,132
Valmont Industries, Inc. 824 396,921
Veralto Corp. 23,498 2,212,807
Verisk Analytics, Inc., Class A 8,683 1,691,883
Vertiv Holdings Co., Class A 9,763 2,358,448
*Vestis Corp. 12,098 174,937
*Vicor Corp. 1,683 349,004
#Virco Mfg. Corp. 2,179 13,183
*VirTra, Inc. 4 12
VSE Corp. 1,836 356,900
Wabash National Corp. 4,800 60,288
#Watsco, Inc. 2,406 744,176
Watts Water Technologies, Inc.,
Class A 2,768 957,147
Werner Enterprises, Inc. 1,737 64,999
WESCO International, Inc. 8,256 2,835,853
Westinghouse Air Brake
Technologies Corp. 7,564 2,200,065
*Willdan Group, Inc. 2,136 146,380
Willis Lease Finance Corp. 3,009 214,632
WillScot Holdings Corp. 19,973 484,944
Woodward, Inc. 4,037 1,456,348
Worthington Enterprises, Inc. 2,769 155,645
WW Grainger, Inc. 2,668 3,687,763
#*XPO, Inc. 4,782 961,039
Xylem, Inc. 10,602 1,240,116
Zurn Elkay Water Solutions Corp. 11,700 590,967
TOTAL INDUSTRIALS 297,170,763
INFORMATION TECHNOLOGY — (27.1%)
*908 Devices, Inc. 4,574 36,638
A10 Networks, Inc. 6,815 201,520
*ACI Worldwide, Inc. 8,144 466,896
*ACM Research, Inc., Class A 2,990 234,625
Adeia, Inc. 9,824 261,810
*ADTRAN Holdings, Inc. 1,773 15,088
Advanced Energy Industries, Inc. 1,345 389,404
*Advanced Micro Devices, Inc. 23,411 11,147,148
*Agilysys, Inc. 1,780 187,185
*Airgain, Inc. 1,967 11,389
#*Akamai Technologies, Inc. 2,896 333,561
*Alarm.com Holdings, Inc. 4,134 226,336
*Ambarella, Inc. 3,200 275,200
Amdocs, Ltd. 6,180 344,350
Amphenol Corp., Class A 21,718 3,490,083
*AmpliTech Group, Inc. 3,686 17,140
*Amtech Systems, Inc. 4,000 61,360

16
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Analog Devices, Inc. 7,801 $ 2,866,165
*Appfolio, Inc., Class A 1,195 215,327
Apple, Inc. 466,613 144,141,422
Applied Materials, Inc. 20,325 10,318,393
*Arista Networks, Inc. 18,911 3,410,599
*Arrow Electronics, Inc. 7,135 1,545,227
*Astera Labs, Inc. 487 151,569
*AstroNova, Inc. 4,600 133,170
#*Aurora Innovation, Inc., Class
A 74,390 479,815
*Autodesk, Inc. 10,835 2,537,557
*AvePoint, Inc. 11,676 152,138
*Aviat Networks, Inc. 77 1,577
Avnet, Inc. 9,086 807,200
*Aware, Inc. 16,200 19,440
*Axcelis Technologies, Inc. 3,391 442,119
*Backblaze, Inc., Class A 2,829 38,814
Badger Meter, Inc. 1,083 145,501
#Bel Fuse, Inc., Class A 221 49,312
Bel Fuse, Inc., Class B 240 65,273
Belden, Inc. 1,687 209,272
Benchmark Electronics, Inc. 2,022 161,295
#Bentley Systems, Inc., Class B 17,776 629,981
*BILL Holdings, Inc. 7,122 321,416
*BK Technologies Corp. 348 27,840
#*BlackLine, Inc. 3,432 107,765
*Box, Inc., Class A 8,537 269,342
*Braze, Inc., Class A 10,996 274,020
Broadcom, Inc. 133,220 51,859,882
*Cadence Design Systems, Inc. 6,153 2,092,143
*Calix, Inc. 5,679 203,876
CDW Corp. 7,887 1,165,777
*Cerence, Inc. 3,942 33,586
*CEVA, Inc. 2,527 82,507
*Ciena Corp. 7,961 3,001,695
#*Cipher Digital, Inc. 21,524 480,416
*Cirrus Logic, Inc. 4,096 529,818
Cisco Systems, Inc. 108,745 12,613,333
#*Cleanspark, Inc. 25,669 353,205
Clear Secure, Inc., Class A 5,722 316,083
*Clearfield, Inc. 1,121 33,921
Climb Global Solutions, Inc. 1,024 27,453
*Cloudflare, Inc., Class A 1,046 291,813
#*Coda Octopus Group, Inc. 4 41
Cognex Corp. 13,006 848,511
Cognizant Technology Solutions
Corp., Class A 23,602 1,306,371
*Coherent Corp. 1,714 450,593
*Cohu, Inc. 3,398 163,070
*Commvault Systems, Inc. 792 93,298
*Comtech Telecommunications
Corp. 14,100 23,688
*Consensus Cloud Solutions, Inc. 900 32,760
*Corsair Gaming, Inc. 12,072 128,084
*CPI Card Group, Inc. 872 18,373
#Crane NXT Co. 2,038 105,874
*Credo Technology Group
Holding, Ltd. 6,465 1,338,190
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Crexendo, Inc. 2,003 $ 13,781
*Crowdstrike Holdings, Inc.,
Class A 8,451 1,612,958
*CS Disco, Inc. 4,340 16,926
CSP, Inc. 1,020 8,068
*CVD Equipment Corp. 6,391 46,079
#*Daily Journal Corp. 137 80,433
*Daktronics, Inc. 3,003 59,369
*Data I/O Corp. 3,442 9,775
*Datadog, Inc., Class A 8,359 2,239,961
Dell Technologies, Inc., Class C 7,760 3,145,671
#*Diebold Nixdorf, Inc. 1,704 125,397
*Digi International, Inc. 2,583 180,087
*Digital Turbine, Inc. 10,587 85,331
*Docusign, Inc., Class A 4,397 241,087
#Dolby Laboratories, Inc., Class
A 4,579 269,291
*Dropbox, Inc., Class A 10,359 337,289
#*DXC Technology Co. 11,603 130,418
*Dynatrace, Inc. 24,103 1,068,245
*eGain Corp. 2,095 14,288
*Elastic NV 521 34,277
*Electro-Sensors, Inc. 1,704 13,206
*Enphase Energy, Inc. 8,410 315,711
Entegris, Inc. 5,814 692,157
ePlus, Inc. 2,521 232,966
*Everpure, Inc., Class A 13,480 1,040,252
*F5, Inc. 4,500 1,811,565
*Fabrinet 1,037 451,520
#*Fair Isaac Corp. 545 612,019
*Fastly, Inc., Class A 11,531 261,292
#*Five9, Inc. 6,156 169,352
*Flex, Ltd. 7,148 813,085
*FormFactor, Inc. 2,198 233,428
*Fortinet, Inc. 31,533 5,106,769
Franklin Wireless Corp. 4 9
*Frequency Electronics, Inc. 264 15,304
Gen Digital, Inc. 64,417 1,768,247
*GoDaddy, Inc., Class A 3,486 288,432
#*Guidewire Software, Inc. 2,929 445,032
*Harmonic, Inc. 11,366 131,277
Hewlett Packard Enterprise Co. 88,372 4,233,019
HP, Inc. 49,600 1,352,592
#*I3 Verticals, Inc., Class A 1,487 31,316
*Ichor Holdings, Ltd. 3,080 231,832
*Identiv, Inc. 3,299 8,709
Immersion Corp. 6,287 47,530
#*indie Semiconductor, Inc.,
Class A 516 1,667
Information Services Group, Inc. 3,309 13,765
#*Inseego Corp. 4,221 29,674
*Insight Enterprises, Inc. 1,446 186,433
*Intapp, Inc. 2,004 65,511
*Intel Corp. 71,878 6,483,396
#*Intellicheck, Inc. 8 29
InterDigital, Inc. 1,287 392,310
International Business Machines
Corp. 39,404 8,812,705

17
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Inuvo, Inc. 4,096 $ 3,768
#*IonQ, Inc. 26,911 980,637
#*IPG Photonics Corp. 2,653 225,664
*Itron, Inc. 3,934 392,062
Jabil, Inc. 4,763 1,500,583
*JFrog, Ltd. 5,523 440,680
#*Keel Infrastructure Corp. 3,030 12,029
*Key Tronic Corp. 3,211 12,651
*Keysight Technologies, Inc. 4,969 1,585,509
*Kimball Electronics, Inc. 2,500 61,825
KLA Corp. 43,928 8,030,917
Kulicke & Soffa Industries, Inc. 2,094 186,785
*KVH Industries, Inc. 2,712 25,113
*Kyndryl Holdings, Inc. 6,155 83,400
Lam Research Corp. 30,474 8,929,491
*Lantronix, Inc. 2,672 14,375
*Lattice Semiconductor Corp. 5,001 621,474
*LGL Group, Inc. (The) 406 2,801
#*Life360, Inc. 1,868 100,965
*LiveRamp Holdings, Inc. 7,895 298,984
*Lumentum Holdings, Inc. 609 434,789
*MACOM Technology Solutions
Holdings, Inc. 900 226,296
*Manhattan Associates, Inc. 3,335 638,186
Marvell Technology, Inc. 12,267 2,300,798
*MaxLinear, Inc., Class A 5,211 348,199
Methode Electronics, Inc. 4,531 63,389
Microsoft Corp. 153,978 71,556,656
*Mirion Technologies, Inc., Class
A 23,624 353,888
*Mitek Systems, Inc. 5,541 92,535
MKS, Inc. 1,379 410,184
*MongoDB, Inc., Class A 5,065 1,709,336
Monolithic Power Systems, Inc. 1,194 1,702,680
Motorola Solutions, Inc. 7,425 3,235,444
#*M-Tron Industries, Inc. 310 25,538
*Myseum.AI, Inc. 3,061 6,459
Napco Security Technologies,
Inc. 3,121 115,727
NetApp, Inc. 15,732 2,808,162
#*NETGEAR, Inc. 3,478 84,028
*NetScout Systems, Inc. 7,002 284,771
*NetSol Technologies, Inc. 4,006 17,266
*Novanta, Inc. 2,415 344,258
*Nutanix, Inc., Class A 13,702 808,555
NVIDIA Corp. 735,665 147,684,749
NXP Semiconductors NV 352 80,664
*Okta, Inc., Class A 14,731 2,090,771
OneSpan, Inc. 3,401 52,647
*Onto Innovation, Inc. 1,855 479,666
*Ooma, Inc. 865 18,814
#*Optical Cable Corp. 401 5,959
Oracle Corp. 36,552 4,747,008
*OSI Systems, Inc. 1,188 263,011
#*Ouster, Inc. 1,862 72,637
*Palantir Technologies, Inc.,
Class A 30,185 3,714,566
*Palo Alto Networks, Inc. 11,624 3,857,192
Shares Value
INFORMATION TECHNOLOGY — (Continued)
PC Connection, Inc. 3,546 $ 296,871
*PDF Solutions, Inc. 2,174 100,200
#Pegasystems, Inc. 11,354 346,865
*Penguin Solutions, Inc. 5,426 285,570
*Photronics, Inc. 6,247 189,222
*Plexus Corp. 1,262 317,191
Power Integrations, Inc. 3,066 186,137
*Powerfleet, Inc. 11,561 45,319
*Procore Technologies, Inc. 8,178 447,909
*PTC, Inc. 9,001 1,234,937
*Q2 Holdings, Inc. 2,596 158,018
*Qorvo, Inc. 4,087 370,160
QUALCOMM, Inc. 45,542 6,722,455
*Qualys, Inc. 1,709 247,378
Ralliant Corp. 6,222 406,732
*Rambus, Inc. 8,038 731,699
*Red Violet, Inc. 808 56,059
*Research Solutions, Inc. 3,943 8,675
*RF Industries, Ltd. 568 6,998
*Ribbon Communications, Inc. 3,335 7,137
Richardson Electronics, Ltd. 1,680 30,727
*Rimini Street, Inc. 5,520 26,551
RingCentral, Inc., Class A 5,915 328,992
#*Riot Platforms, Inc. 25,978 523,976
Roper Technologies, Inc. 1,652 647,534
*Rubrik, Inc., Class A 356 25,760
Salesforce, Inc. 21,278 3,915,578
#*Samsara, Inc., Class A 15,465 576,381
*Sandisk Corp. 1,280 1,554,982
*Sanmina Corp. 2,077 385,408
*ScanSource, Inc. 2,134 120,827
*Semtech Corp. 972 114,521
*SentinelOne, Inc., Class A 20,166 384,364
*ServiceNow, Inc. 8,054 895,846
*Silicon Laboratories, Inc. 2,622 570,285
*SiTime Corp. 761 407,287
#Skyworks Solutions, Inc. 12,744 793,696
*Smith Micro Software, Inc. 3,675 9,518
*Snowflake, Inc., Class A 8 2,346
*Sono-Tek Corp. 1,242 6,421
*Sprinklr, Inc., Class A 10,428 66,322
*Super Micro Computer, Inc. 57,336 1,628,342
*Synaptics, Inc. 3,835 411,572
*Synopsys, Inc. 6,934 2,695,662
*T Stamp, Inc., Class A 4,117 11,034
TD SYNNEX Corp. 7,345 1,878,116
TE Connectivity PLC 16,499 3,393,679
*Teledyne Technologies, Inc. 1,574 1,031,867
*Telos Corp. 7,829 34,761
*Teradata Corp. 7,418 229,884
Teradyne, Inc. 6,045 2,222,686
#*Terawulf, Inc. 456 8,053
*TransAct Technologies, Inc. 4 21
*Trimble, Inc. 16,776 949,186
#*Trio-Tech International 416 4,152
*TTM Technologies, Inc. 186 21,472
#*Turtle Beach Corp. 8 98
*Twilio, Inc., Class A 12,904 2,546,604

18
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Tyler Technologies, Inc. 312 $ 96,595
#*UiPath, Inc., Class A 41,239 526,210
*Ultra Clean Holdings, Inc. 2,300 191,613
*Unity Software, Inc. 36,888 1,169,718
#Universal Display Corp. 1,858 148,937
#*Varonis Systems, Inc., Class B 149 5,953
#*Veeco Instruments, Inc. 5,578 278,900
*Vertex, Inc., Class A 3,402 43,920
*Viant Technology, Inc., Class A 1,922 22,622
*Viasat, Inc. 11,449 880,772
*Viavi Solutions, Inc. 10,108 373,491
*VirnetX Holding Corp. 9 117
*Vistance Networks, Inc. 10,828 127,121
#Vontier Corp. 15,659 503,124
Western Digital Corp. 1,049 571,537
*WidePoint Corp. 446 4,536
*Workday, Inc., Class A 638 102,297
*Xperi, Inc. 7,000 53,970
*Yext, Inc. 6,120 33,415
*Zebra Technologies Corp. 3,761 1,105,057
*Zeta Global Holdings Corp.,
Class A 14,604 315,446
*Zoom Communications, Inc.,
Class A 19,037 1,828,885
*Zscaler, Inc. 1,283 193,990
TOTAL INFORMATION
TECHNOLOGY 634,169,295
MATERIALS — (2.5%)
Albemarle Corp. 8,381 985,941
Amcor PLC 36,966 1,659,034
#*American Battery Technology
Co. 15,504 32,403
*Ampco-Pittsburgh Corp. 751 6,038
AptarGroup, Inc. 6,036 808,583
Ardagh Metal Packaging SA 41,759 197,520
#Ashland, Inc. 5,391 391,441
*Aspen Aerogels, Inc. 8,478 39,253
Avery Dennison Corp. 10,061 1,707,654
Avient Corp. 11,190 406,421
*Axalta Coating Systems, Ltd. 33,714 1,207,298
Balchem Corp. 2,732 457,760
Ball Corp. 28,374 1,841,473
Caledonia Mining Corp. PLC 1,160 21,332
Celanese Corp., Class A 3,994 178,612
Coeur Mining, Inc. 21,852 325,813
Commercial Metals Co. 5,677 390,123
*Compass Minerals International,
Inc. 3,465 101,663
*Core Molding Technologies, Inc. 714 16,822
Corteva, Inc. 36,012 2,834,505
Crown Holdings, Inc. 14,274 1,682,191
Ecolab, Inc. 21,974 6,100,642
Element Solutions, Inc. 38,429 1,411,497
*Flexible Solutions International,
Inc. 3,528 17,781
#*Flotek Industries, Inc. 2,349 55,295
Greif, Inc., Class A 2,159 186,861
Greif, Inc., Class B 953 103,381
Shares Value
MATERIALS — (Continued)
#Hawkins, Inc. 2,004 $ 256,572
HB Fuller Co. 5,557 307,302
Hecla Mining Co. 56,988 804,671
Huntsman Corp. 18,759 183,088
*Ingevity Corp. 1,824 133,353
Innospec, Inc. 2,570 220,969
#International Flavors &
Fragrances, Inc. 19,135 1,515,875
International Paper Co. 9,239 377,228
*Intrepid Potash, Inc. 1,578 53,589
*Ivanhoe Electric, Inc. 8,055 73,703
*James Hardie Industries PLC 32,463 853,452
Kaiser Aluminum Corp. 928 148,183
#*Knife River Corp. 4,739 346,753
Koppers Holdings, Inc. 2,928 143,531
Kronos Worldwide, Inc. 1,900 11,438
*Magnera Corp. 3,382 44,811
Martin Marietta Materials, Inc. 215 112,905
Materion Corp. 1,862 392,584
Mativ Holdings, Inc. 6,700 58,491
#*McEwen, Inc. 2,859 49,432
Minerals Technologies, Inc. 3,011 229,559
Mosaic Co. (The) 14,113 312,180
#*MP Materials Corp. 200 8,274
Myers Industries, Inc. 5,236 178,862
NewMarket Corp. 901 765,994
Newmont Corp. 36,512 3,421,540
Nexa Resources SA 9,088 116,781
Northern Technologies
International Corp. 2,252 18,061
Nucor Corp. 2,236 575,300
Packaging Corp. of America 4,187 1,029,332
*Perimeter Solutions, Inc. 19,312 591,140
PPG Industries, Inc. 17,224 1,903,596
Quaker Chemical Corp. 2,545 408,523
*Ranpak Holdings Corp., Class A 13,900 71,168
*Rayonier Advanced Materials,
Inc. 5,200 46,540
Reliance, Inc. 7,741 3,143,620
Royal Gold, Inc. 9,247 1,834,142
RPM International, Inc. 16,367 1,752,415
Ryerson Holding Corp. 7,820 217,318
Scotts Miracle-Gro Co. (The) 4,971 326,495
Sensient Technologies Corp. 3,135 387,705
Sherwin-Williams Co. (The) 14,587 4,971,979
Silgan Holdings, Inc. 10,075 402,799
Smurfit Westrock PLC 17,801 818,312
Solstice Advanced Materials, Inc. 6,097 366,856
Sonoco Products Co. 9,696 546,467
Southern Copper Corp. 1,365 249,399
Steel Dynamics, Inc. 5,197 1,305,798
Stepan Co. 2,918 187,161
Sylvamo Corp. 4,648 173,882
TriMas Corp. 5,828 232,712
Vulcan Materials Co. 6,044 1,623,237
Worthington Steel, Inc. 5,503 198,163
TOTAL MATERIALS 57,670,577

19
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
REAL ESTATE — (0.2%)
*AMREP Corp. 4 $ 93
*CBRE Group, Inc., Class A 12,998 1,908,236
*CKX Lands, Inc. 1,200 13,008
*Comstock Holding Cos., Inc.,
Class A 379 5,344
*CoStar Group, Inc. 2,993 86,079
*Cushman & Wakefield, Ltd. 21,394 287,108
*Douglas Elliman, Inc. 6,603 11,159
*Five Point Holdings LLC, Class
A 20 104
*Forestar Group, Inc. 3,063 86,223
*Howard Hughes Holdings, Inc. 1,694 108,281
*Jones Lang LaSalle, Inc. 5,054 1,794,322
Marcus & Millichap, Inc. 3,524 108,363
Newmark Group, Inc., Class A 14,384 215,688
#*Opendoor Technologies, Inc. 74,516 280,925
*RE/MAX Holdings, Inc., Class A 1,840 16,670
#*Seaport Entertainment Group,
Inc. 426 11,174
St. Joe Co. (The) 136 8,465
Stratus Properties, Inc. 654 12,818
#*Zillow Group, Inc., Class A 1,568 54,394
*Zillow Group, Inc., Class C 12,441 423,740
TOTAL REAL ESTATE 5,432,194
UTILITIES — (0.9%)
American States Water Co. 3,729 319,352
#American Water Works Co., Inc. 19,002 2,549,498
Artesian Resources Corp., Class
A 1,300 44,655
Atmos Energy Corp. 7,637 1,319,521
California Water Service Group 6,439 322,658
CenterPoint Energy, Inc. 7,796 327,744
Chesapeake Utilities Corp. 984 130,655
Clearway Energy, Inc., Class C 4,634 147,037
Consolidated Edison, Inc. 15,447 1,681,406
Consolidated Water Co., Ltd.,
Class OR 767 22,396
Constellation Energy Corp. 4,269 1,121,680
Edison International 33,481 2,456,501
Essential Utilities, Inc. 22,114 881,243
Eversource Energy 35,651 2,552,255
Exelon Corp. 42,506 1,947,625
Genie Energy, Ltd., Class B 2,930 40,756
Global Water Resources, Inc. 5,700 40,812
Shares Value
UTILITIES — (Continued)
#H2O America 4,172 $ 255,869
#MDU Resources Group, Inc. 9,496 189,445
Middlesex Water Co. 1,877 107,552
New Jersey Resources Corp. 17,457 1,010,586
Northwest Natural Holding Co. 4,169 203,947
ONE Gas, Inc. 4,192 325,509
#Ormat Technologies, Inc. 5,613 547,717
Public Service Enterprise Group,
Inc. 10,228 784,283
*Pure Cycle Corp. 4 42
#RGC Resources, Inc. 4 86
Southwest Gas Holdings, Inc. 6,954 621,688
Spire, Inc. 5,086 406,168
*Spruce Power Holding Corp. 4,751 9,264
UGI Corp. 22,318 806,126
Unitil Corp. 1,212 65,375
York Water Co. (The) 1,200 37,164
TOTAL UTILITIES 21,276,615
TOTAL COMMON STOCKS 2,278,443,551
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 2,821 5,360
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. CVR 01/04/27 4 62
*<Imara, Inc. CVR 01/04/27 12 5
*<Opiant Pharma, Inc. CVR
01/04/27 4 –
*<Poseida Therapeutics, Inc.
CVR 01/02/29 3,400 4,862
*Xoma Royalty Corp. CVR
07/15/36 367 429
TOTAL HEALTH CARE 5,358
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 01/04/27 200 312
TOTAL RIGHTS/WARRANTS 11,030
TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $1,660,729,389) 2,278,454,581
SECURITIES LENDING COLLATERAL — (2.7%)
@§The DFA Short Term
Investment Fund 5,394,780 62,401,421
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,723,130,810) $ 2,340,856,002
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment

20
Dimensional US Sustainability Core 1 ETF
continued
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 219,662,835 $ — $ — $ 219,662,835
Consumer Discretionary .......... 247,956,142 — — 247,956,142
Consumer Staples .............. 98,469,660 — — 98,469,660
Energy ....................... 42,978,150 — — 42,978,150
Financials ..................... 399,661,790 169 — 399,661,959
Health Care ................... 253,995,361 — — 253,995,361
Industrials ..................... 297,170,763 — — 297,170,763
Information Technology .......... 634,156,089 13,206 — 634,169,295
Materials ..................... 57,670,577 — — 57,670,577
Real Estate .................... 5,432,194 — — 5,432,194
Utilities ....................... 21,276,615 — — 21,276,615
Rights/Warrants
Consumer Discretionary .......... 5,360 — — 5,360
Health Care ................... — 429 4,929 5,358
Information Technology .......... 312 — — 312
Securities Lending Collateral ........ — 62,401,421 — 62,401,421
Total Investments .................
$2,278,435,848 $62,415,225 $4,929> $2,340,856,002
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.

21
Dimensional International Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.4%)
AUSTRALIA — (4.6%)
*29Metals, Ltd. 45,378 $ 8,287
Acrow, Ltd. 229 142
#Adairs, Ltd., Class B 24,856 24,964
*Aeris Resources, Ltd. 17,506 4,980
*Alkane Resources, Ltd. 220 202
*Alkane Resources, Ltd. 13,662 12,762
ALS, Ltd., Registered 21,898 332,363
*AMA Group, Ltd. 4,589 1,434
Amotiv, Ltd. 15,803 77,917
AMP, Ltd. 311,105 469,785
Ampol, Ltd. 33,402 936,051
ANZ Group Holdings, Ltd. 87,205 2,285,182
*Appen, Ltd. 35,004 29,379
*Arafura Rare Earths, Ltd. 48,129 6,085
ARB Corp., Ltd. 1,932 26,867
Aristocrat Leisure, Ltd. 28,463 1,281,224
#Atlas Arteria, Ltd., Class B 43,991 155,412
*Aurelia Metals, Ltd. 3,676 813
#Aussie Broadband, Ltd. 24,261 81,280
*Austal, Ltd. 49,251 124,875
#Austin Engineering, Ltd. 932 95
#Australian Clinical Labs, Ltd. 28,118 47,002
Australian Ethical Investment,
Ltd. 7,728 23,991
Autosports Group, Ltd. 80 90
Bank of Queensland, Ltd. 92,034 429,211
#Bapcor, Ltd. 36,065 11,145
#Beacon Lighting Group, Ltd. 8,034 9,028
*Bellevue Gold, Ltd. 92,111 81,515
Bendigo & Adelaide Bank, Ltd. 26,913 216,621
#*Black Cat Syndicate, Ltd. 25,657 16,128
Brambles, Ltd. 99,053 1,362,875
#Bravura Solutions, Ltd. 29,569 52,750
#Breville Group, Ltd. 15,344 354,128
Capricorn Metals, Ltd. 16,608 148,724
CAR Group, Ltd. 19,929 363,786
#*Catalyst Metals, Ltd. 25,823 97,939
#*Catapult Sports, Ltd. 3,587 8,415
Cedar Woods Properties, Ltd. 11,161 54,951
Challenger, Ltd. 76,956 530,232
Champion Iron, Ltd. 52,858 126,596
#*Chrysos Corp., Ltd. 3,085 13,066
ClearView Wealth, Ltd. 408 186
Codan, Ltd. 10,433 293,691
Cogstate, Ltd. 60 106
Coles Group, Ltd. 47,344 801,043
Commonwealth Bank of
Australia 35,870 4,472,570
Computershare, Ltd. 42,424 1,219,870
Dalrymple Bay Infrastructure,
Ltd. 61,182 240,639
Data#3, Ltd. 22,894 156,937
#*Develop Global, Ltd. 21,638 73,556
Dicker Data, Ltd. 17,221 151,553
Shares Value
AUSTRALIA — (Continued)
#Domino's Pizza Enterprises,
Ltd., Class B 5,809 $ 75,765
Downer EDI, Ltd. 40,425 220,894
Duratec, Ltd. 14 21
Eagers Automotive, Ltd. 15,227 251,539
#*Electro Optic Systems
Holdings, Ltd., Class B 5,889 27,671
#*Elevra Lithium, Ltd. 5,423 28,414
*Emeco Holdings, Ltd. 34,962 23,819
*Emerald Resources NL 44,290 167,667
#Endeavour Group, Ltd. 99,345 242,817
EQT Holdings, Ltd. 2,778 32,877
Evolution Mining, Ltd. 57,445 454,705
Fenix Resources, Ltd. 778 148
Fiducian Group, Ltd. 20 118
#Finbar Group, Ltd. 252 119
FleetPartners Group, Ltd. 25,516 50,717
Fleetwood, Ltd. 708 1,174
#Flight Centre Travel Group,
Ltd. 20,018 185,587
Fortescue, Ltd. 76,159 990,106
#G8 Education, Ltd. 24,875 2,621
#*Genesis Minerals, Ltd. 75,451 302,590
GenusPlus Group, Ltd. 2,212 13,594
GR Engineering Services, Ltd. 12,824 51,340
GrainCorp, Ltd., Class A 30,654 120,352
*Greatland Resources, Ltd. 14,055 98,222
GWA Group, Ltd. 33,755 56,662
Hansen Technologies, Ltd. 12,672 37,648
Harvey Norman Holdings, Ltd. 35,840 123,847
#*Healius, Ltd. 50,755 13,368
Helia Group, Ltd. 40,615 143,200
HUB24, Ltd., Registered 5,711 341,788
#IDP Education, Ltd. 4,926 7,992
*IGO, Ltd. 61,968 299,005
Imdex, Ltd. 70,126 181,744
Insurance Australia Group, Ltd. 150,209 895,690
#Integral Diagnostics, Ltd. 24,208 35,705
IPH, Ltd. 37,940 110,852
IRESS, Ltd. 23,095 110,626
IVE Group, Ltd. 13,780 27,099
JB Hi-Fi, Ltd. 13,133 755,720
*Judo Capital Holdings, Ltd. 153,146 104,335
#Jumbo Interactive, Ltd.,
Registered 7,393 37,594
Jupiter Mines, Ltd. 7,887 1,468
#*Kelly Partners Group
Holdings, Ltd. 16 46
Kingsgate Consolidated, Ltd. 12,945 36,731
#Kogan.com, Ltd. 8,715 26,137
*Kyron Capital Group 84 4
L1 Group, Ltd. 40,383 29,214
*Lifestyle Communities, Ltd. 4,360 15,587
#Lindsay Australia, Ltd. 4,760 2,273
*Liontown, Ltd. 54,468 36,917

22
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
AUSTRALIA — (Continued)
Lottery Corp., Ltd. (The) 173,983 $ 683,082
Lovisa Holdings, Ltd. 6,095 102,141
Lycopodium, Ltd. 2,290 28,629
*Lynas Rare Earths, Ltd. 47,424 469,314
Maas Group Holdings, Ltd. 5,763 20,076
Macmahon Holdings, Ltd. 211,950 137,698
Macquarie Group, Ltd. 7,174 1,275,236
*Macquarie Technology
Group, Ltd. 803 34,065
Mader Group, Ltd. 812 3,935
#Magellan Financial Group,
Ltd. 36,856 247,210
McMillan Shakespeare, Ltd. 8,530 116,826
Medibank Pvt., Ltd. 194,371 705,791
#*Mesoblast, Ltd. 35,588 51,240
*Metals X, Ltd. 2,823 3,123
Metcash, Ltd. 210,881 450,262
*Mineral Resources, Ltd. 9,113 371,102
Monadelphous Group, Ltd. 12,179 250,374
MyState, Ltd. 9,620 32,972
#*Nanosonics, Ltd. 7,089 15,634
National Australia Bank, Ltd. 88,068 2,556,452
Netwealth Group, Ltd. 16,011 242,674
#*Neuren Pharmaceuticals,
Ltd. 5,989 75,715
NIB Holdings, Ltd. 80,960 426,467
Nick Scali, Ltd. 7,099 79,177
Northern Star Resources, Ltd. 74,838 1,045,994
*Nufarm, Ltd. 36,714 77,358
*Nuix, Ltd. 11,982 10,772
Objective Corp., Ltd. 2,291 11,264
*Ora Banda Mining, Ltd. 162,577 129,601
Orica, Ltd. 30,128 493,461
Orora, Ltd. 111,367 114,199
#*Paladin Energy, Ltd. 7,568 50,071
Peet, Ltd. 24,556 30,700
Perenti, Ltd. 155,129 230,985
Perpetual, Ltd. 7,680 102,271
Perseus Mining, Ltd. 162,873 554,811
*PEXA Group, Ltd. 22,219 115,793
#Pinnacle Investment
Management Group, Ltd. 892 10,011
#*PLS Group, Ltd. 129,617 377,802
#Praemium, Ltd. 11,376 5,793
Premier Investments, Ltd. 4,067 39,105
#Pro Medicus, Ltd. 3,485 397,040
Propel Funeral Partners, Ltd. 9,922 22,439
#PWR Holdings, Ltd. 4,047 28,197
QBE Insurance Group, Ltd. 157,893 2,742,465
Ramelius Resources, Ltd. 187,992 402,711
#Ramsay Health Care, Ltd. 14,392 448,199
#REA Group, Ltd. 3,521 397,432
#Reece, Ltd. 9,588 108,352
Regis Resources, Ltd. 97,475 416,931
Reliance Worldwide Corp., Ltd. 77,157 190,753
*Resolute Mining, Ltd. 137,959 90,113
*Sandfire Resources, Ltd. 60,673 807,530
SEEK, Ltd. 8,542 88,132
Shares Value
AUSTRALIA — (Continued)
Servcorp, Ltd. 4,434 $ 20,118
Service Stream, Ltd. 71,776 123,005
Shaver Shop Group, Ltd. 88 89
Sigma Healthcare, Ltd. 177,026 365,543
Sims, Ltd. 16,875 303,297
#*SiteMinder, Ltd. 15,043 35,394
SmartGroup Corp., Ltd. 23,165 208,418
#Sonic Healthcare, Ltd. 17,004 261,069
Southern Cross Electrical
Engineering, Ltd. 12,185 37,057
Southern Cross Media Group,
Ltd. 42,866 16,258
SRG Global, Ltd. 56,710 133,830
#*St. Barbara, Ltd. 32,923 10,521
Steadfast Group, Ltd. 88,853 318,895
Suncorp Group, Ltd. 65,697 885,472
Super Retail Group, Ltd. 17,096 159,818
Supply Network, Ltd. 80 1,900
Tabcorp Holdings, Ltd. 216,954 136,378
Technology One, Ltd. 40,404 872,900
#*Temple & Webster Group,
Ltd. 2,147 8,369
Transurban Group 44,074 458,450
#Treasury Wine Estates, Ltd.,
Class B 27,908 96,634
#*Tyro Payments, Ltd. 47,653 28,281
#Universal Store Holdings, Ltd. 64 328
Vault Minerals, Ltd. 47,382 158,740
ΩViva Energy Group, Ltd. 163,352 326,982
#*Vulcan Energy Resources,
Ltd. 29,206 52,308
#Vulcan Steel, Ltd. 10,344 38,142
Wagners Holding Co., Ltd. 3,506 9,948
*WEB Travel Group, Ltd. 29,718 71,384
Wesfarmers, Ltd. 28,303 1,776,355
*West African Resources, Ltd. 59,668 119,018
Westgold Resources, Ltd. 3,372 11,009
Westgold Resources, Ltd. 61,516 204,363
Westpac Banking Corp. 113,931 3,030,339
*Wildcat Resources, Ltd. 4,795 1,128
Woolworths Group, Ltd. 46,832 1,308,134
Worley, Ltd. 51,769 384,325
#*Xero, Ltd. 896 44,051
TOTAL AUSTRALIA 53,930,302
AUSTRIA — (0.5%)
ANDRITZ AG 6,386 596,610
ΩBAWAG Group AG 11,350 2,287,890
#CA Immobilien Anlagen AG 1,389 38,594
DO & CO. AG 481 111,790
Erste Group Bank AG 12,019 1,559,850
*Eurotelesites AG 8,598 44,615
EVN AG 796 26,834
FACC AG 1,097 20,926
Frequentis AG 187 15,728
Palfinger AG 1,104 37,281
Porr AG 1,547 66,835
Raiffeisen Bank International
AG, Class V 2,287 156,300

23
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
AUSTRIA — (Continued)
SBO AG 1,489 $ 50,281
Strabag SE, Class BR 2,073 199,846
Telekom Austria AG, Class A 7,744 90,346
#*UBM Development AG 8 156
Verbund AG 5,905 404,582
Vienna Insurance Group AG
Wiener Versicherung Gruppe 2,602 212,255
Wienerberger AG 7,464 182,575
TOTAL AUSTRIA 6,103,294
BELGIUM — (1.0%)
Ackermans & van Haaren NV 1,047 324,285
Anheuser-Busch InBev SA/NV 15,757 1,363,317
*Argenx SE 18 15,429
*Argenx SE, Sponsored ADR 1,690 1,442,956
Barco NV 4,183 37,876
Bekaert SA 2,159 98,989
*bpost SA 8,494 14,679
Cie d'Entreprises CFE 8 109
Colruyt Group NV 4,653 209,001
Deceuninck NV 96 242
D'ieteren Group 1,898 391,763
Elia Group SA/NV, Class B 3,411 489,388
EVS 842 26,690
Fagron 7,801 208,230
#Ion Beam Applications 71 1,290
Jensen-Group NV 4 389
KBC Group NV 19,421 2,785,282
Lotus Bakeries NV 36 461,416
Melexis NV 1,873 147,185
Proximus SADP 17,985 132,950
Recticel SA 3,506 50,020
Syensqo SA 3,856 340,946
Tessenderlo Group SA 1,399 34,365
UCB SA 10,346 2,653,309
Umicore SA 12,992 322,876
Van de Velde NV 8 278
VGP NV 1,564 151,874
Viohalco SA 76 1,546
TOTAL BELGIUM 11,706,680
CANADA — (10.8%)
*5N Plus, Inc. 14,920 346,504
Acadian Timber Corp. 20 255
*ACT Energy Technologies,
Ltd. 3,800 16,198
ADENTRA, Inc. 2,580 63,854
Aecon Group, Inc. 5,011 161,562
AGF Management, Ltd., Class
B 3,467 55,853
Agnico Eagle Mines, Ltd. 21,267 3,089,457
Agnico Eagle Mines, Ltd. 16 2,321
AirBoss of America Corp. 56 289
Alamos Gold, Inc., Class B 52,341 1,456,650
*Allied Gold Corp. 917 16,629
AltaGas, Ltd. 26,331 1,046,971
Altus Group, Ltd. 3,528 117,747
Amerigo Resources, Ltd. 765 3,615
Andrew Peller, Ltd., Class A 56 317
*Aritzia, Inc., Class B 12,235 1,218,223
Shares Value
CANADA — (Continued)
Atco, Ltd., Class I 6,347 $ 361,089
AtkinsRealis Group, Inc. 16,369 1,013,866
*ATS Corp. 3,975 108,279
*ATS Corp. 3,868 105,465
#*AutoCanada, Inc. 1,219 20,246
*Avino Silver & Gold Mines,
Ltd. 4,200 22,386
B2Gold Corp. 8,769 32,817
B2Gold Corp. 47,988 179,955
Bank of Montreal 15,484 2,775,608
Bank of Montreal 9,729 1,745,869
Bank of Nova Scotia (The) 38,213 3,353,955
Bank of Nova Scotia (The) 5,716 501,049
*Bausch Health Cos., Inc. 23,138 159,421
BCE, Inc. 20,413 442,554
BCE, Inc. 340 7,370
Bird Construction, Inc. 7,855 374,426
Black Diamond Group, Ltd. 5,748 71,745
*BlackBerry, Ltd. 12,283 104,456
*BlackBerry, Ltd. 7,697 65,425
*Bombardier, Inc., Class A 204 49,913
*Bombardier, Inc., Class B 8,241 1,984,043
BOYD GROUP SERVICES,
Inc. 1,689 174,468
Brookfield Corp. 57,433 2,442,625
Brookfield Corp., Class A 2,366 100,486
#Brookfield Infrastructure
Corp. 8,734 369,448
#Brookfield Renewable Corp. 14,025 467,734
*Brookfield Wealth Solutions,
Ltd. 60 2,595
*Brookfield Wealth Solutions,
Ltd. 1,718 74,200
BRP, Inc. 3,632 224,567
*CAE, Inc. 21,060 543,769
Calian Group, Ltd. 1,521 85,025
Cameco Corp. 7,630 659,079
Cameco Corp. 99 8,538
Canaccord Genuity Group, Inc. 1,072 11,004
*Canada Goose Holdings, Inc. 63 563
*Canada Goose Holdings, Inc. 5,022 44,846
Canadian Imperial Bank of
Commerce 25,914 3,072,105
Canadian Imperial Bank of
Commerce 7,394 875,147
Canadian Tire Corp., Ltd.,
Class A 7,121 1,038,569
Canadian Utilities, Ltd., Class
A 8,115 322,321
*Canfor Corp. 5,386 57,628
#*Capstone Copper Corp. 28,643 271,760
Cascades, Inc. 5,274 50,640
CCL Industries, Inc., Class B 16,934 1,122,012
*Celestica, Inc. 93 30,752
*Celestica, Inc. 6,915 2,291,908
Centerra Gold, Inc. 38,850 667,416
CES Energy Solutions Corp. 35,080 408,602
CGI, Inc. 8,582 627,773
Cogeco Communications, Inc. 2,456 103,468

24
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
CANADA — (Continued)
Cogeco, Inc. 186 $ 7,722
Colliers International Group,
Inc. 3,747 369,267
Constellation Software, Inc. 589 1,260,834
Corby Spirit and Wine, Ltd. 46 535
Definity Financial Corp. 11,396 650,121
*Descartes Systems Group,
Inc. (The) 2,370 178,129
*Docebo, Inc. 390 8,051
Dollarama, Inc. 16,578 2,256,764
Doman Building Materials
Group, Ltd. 7,521 60,314
DPM Metals, Inc. 7,704 270,630
DREAM Unlimited Corp.,
Class A 3,200 45,165
*Dye & Durham, Ltd. 1,690 1,060
Dynacor Group, Inc. 24 106
E-L Financial Corp., Ltd. 10,686 128,733
#Eldorado Gold Corp. 22,841 689,570
Eldorado Gold Corp., Class B 86 2,594
Element Fleet Management
Corp. 67,204 1,507,102
Empire Co., Ltd., Class A 16,085 588,318
Enbridge, Inc. 28,545 1,554,561
Enbridge, Inc. 17 924
#*Endeavour Silver Corp. 2,008 15,044
*Endeavour Silver Corp. 6,919 52,031
Enerflex, Ltd. 6,492 144,642
Enerflex, Ltd. 22,054 490,805
*Ensign Energy Services, Inc. 3,759 9,352
EQB, Inc. 4,956 501,977
#Equinox Gold Corp. 71,237 637,571
#Equinox Gold Corp. 11,101 99,389
*ERO Copper Corp. 14,111 379,727
*ERO Copper Corp. 1,623 43,547
Evertz Technologies, Ltd. 1,144 13,088
Extendicare, Inc. 4,841 122,436
Fairfax Financial Holdings, Ltd. 1,870 3,129,299
Finning International, Inc. 18,881 1,250,344
First Majestic Silver Corp. 55,789 838,509
First Majestic Silver Corp. 120 1,800
*First Quantum Minerals, Ltd. 3,209 88,892
FirstService Corp., Class WI 2,281 321,370
*Foraco International SA 180 296
*Fortuna Mining Corp. 43,599 367,540
*Fortuna Mining Corp. 852 7,173
George Weston, Ltd. 12,412 926,974
Gibson Energy, Inc. 36,396 832,553
#*Global Atomic Corp. 1,597 615
*GoGold Resources, Inc. 33,846 69,967
Great-West Lifeco, Inc. 11,106 735,782
#Groupe Dynamite, Inc. 1,212 48,909
Hammond Power Solutions,
Inc., Class A 934 166,906
High Liner Foods, Inc. 1,400 14,690
Hudbay Minerals, Inc. 59,805 1,360,564
Hudbay Minerals, Inc., Class A 117 2,653
ΩHydro One, Ltd., Class R 15,169 631,478
iA Financial Corp., Inc. 12,366 1,827,067
Shares Value
CANADA — (Continued)
*IAMGOLD Corp. 41,649 $ 590,999
Intact Financial Corp. 12,636 2,479,281
ΩJamieson Wellness, Inc. 3,768 111,064
*K92 Mining, Inc. 27,084 434,973
Keyera Corp. 20,907 887,636
*Kinaxis, Inc. 1,243 148,857
Kinross Gold Corp. 55,855 1,290,250
Kinross Gold Corp. 2,240 51,607
Lassonde Industries, Inc.,
Class A 200 30,963
Leon's Furniture, Ltd. 1,000 17,543
#*Lightspeed Commerce, Inc. 4,928 49,822
Loblaw Cos., Ltd. 23,176 1,087,224
Lundin Gold, Inc. 16,166 904,494
Lundin Mining Corp.,
Registered 57,973 1,434,396
*LunR Royalties Corp. 3,376 44,641
Magna International, Inc. 17,256 1,183,762
Mainstreet Equity Corp. 200 25,288
*Major Drilling Group
International, Inc. 5,931 58,851
Martinrea International, Inc. 2,500 18,159
*Mattr Corp. 2,800 34,290
*MDA Space, Ltd. 9,813 296,870
Medical Facilities Corp. 900 11,201
Melcor Developments, Ltd. 244 3,279
Metro, Inc., Class A 21,716 1,442,419
Morguard Corp. 32 2,555
MTY Food Group, Inc. 890 21,729
National Bank of Canada 23,201 3,750,099
Neo Performance Materials,
Inc. 2,944 69,253
*NFI Group, Inc. 4,634 83,309
North West Co., Inc. (The) 7,312 265,043
Nutrien, Ltd. 5 345
Nutrien, Ltd. 11,168 771,374
OceanaGold Corp. 29,437 709,249
Open Text Corp. 20,230 512,628
OR Royalties, Inc. 11,331 337,211
OR Royalties, Inc. 100 2,970
Pan American Silver Corp. 32,762 1,412,370
Pason Systems, Inc. 13,114 115,917
Pet Valu Holdings, Ltd. 3,965 55,482
PHX Energy Services Corp. 5,415 41,070
Polaris Renewable Energy,
Inc. 2,400 25,833
Pollard Banknote, Ltd. 34 421
*Precision Drilling Corp. 878 68,247
*Precision Drilling Corp. 2,548 197,977
Premium Brands Holdings
Corp. 4,167 275,384
Pulse Seismic, Inc. 52 119
Quebecor, Inc., Class B 19,889 919,699
RB Global, Inc. 149 16,331
RB Global, Inc. 6,555 719,346
*Real Matters, Inc. 2,849 9,748
Restaurant Brands
International, Inc. 15,759 1,166,481
Richelieu Hardware, Ltd. 5,228 132,149

25
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
CANADA — (Continued)
Rogers Communications, Inc.,
Class B 29,903 $ 1,012,216
Rogers Communications, Inc.,
Class B 5,662 191,552
Royal Bank of Canada 44,197 9,243,926
Royal Bank of Canada 17,212 3,606,086
Russel Metals, Inc. 9,641 462,240
*Sangoma Technologies Corp. 20 78
Saputo, Inc. 12,413 348,893
Savaria Corp. 4,756 98,724
Secure Waste Infrastructure
Corp. 36,747 632,860
*Shopify, Inc., Class A 27,503 3,221,976
South Bow Corp. 9,808 363,877
South Bow Corp. 885 32,792
ΩSpin Master Corp. 3,325 48,778
Sprott, Inc. 27 2,773
#Sprott, Inc. 2,004 206,432
*SSR Mining, Inc. 19,881 507,920
Stantec, Inc. 1,225 86,388
Stantec, Inc. 11,697 824,522
Stella-Jones, Inc. 6,921 381,559
StorageVault Canada, Inc.,
Class B 16,752 57,319
Sun Life Financial, Inc. 8,670 718,828
Sun Life Financial, Inc. 22,867 1,896,818
Superior Plus Corp. 29,608 168,423
*Taiga Building Products, Ltd. 72 186
Teck Resources, Ltd., Class B 12,194 734,567
TECSYS, Inc. 600 14,294
TerraVest Industries, Inc. 2,075 168,961
TFI International, Inc. 660 89,103
TFI International, Inc. 3,941 532,114
Thomson Reuters Corp. 2,395 235,021
TMX Group, Ltd. 14,960 546,424
Torex Gold Resources, Inc. 10,784 414,725
Toromont Industries, Ltd. 8,228 1,236,795
Toronto-Dominion Bank (The) 8,000 958,278
Toronto-Dominion Bank (The) 51,319 6,154,174
Total Energy Services, Inc. 6,427 108,258
Transcontinental, Inc., Class A 9,169 34,902
*Trekor Metals, Ltd. 9,139 61,871
#*Trekor Metals, Ltd. 385 2,596
Trican Well Service, Ltd. 24,606 103,837
Triple Flag Precious Metals
Corp. 604 17,338
Triple Flag Precious Metals
Corp. 4,616 132,802
*Trisura Group, Ltd. 4,889 145,187
*<Victoria Gold Corp. 80 –
*Viemed Healthcare, Inc. 723 8,437
*Vitalhub Corp. 144 702
Wajax Corp. 2,206 51,028
#*Well Health Technologies
Corp. 29,551 85,103
*Wesdome Gold Mines, Ltd. 28,672 531,603
West Fraser Timber Co., Ltd. 2,843 184,369
West Fraser Timber Co., Ltd. 37 2,394
Shares Value
CANADA — (Continued)
Wheaton Precious Metals
Corp. 19,336 $ 2,108,204
Winpak, Ltd. 2,967 92,996
WSP Global, Inc. 7,030 858,273
Yellow Pages, Ltd. 37 345
TOTAL CANADA 125,988,995
DENMARK — (2.1%)
AL Sydbank 6,717 645,155
ALK-Abello A/S 8,674 296,399
Alm Brand A/S 75,657 198,320
#Ambu A/S, Class B 6,023 67,074
*Bang & Olufsen A/S 15,710 22,513
*Bavarian Nordic A/S 8,825 241,654
Carlsberg A/S, Class B 4,522 665,554
Chemometec A/S 845 56,266
Coloplast A/S, Class B 2,128 140,649
Columbus A/S 136 208
Danske Bank A/S 41,608 2,390,134
*Demant A/S 8,469 366,305
Djurslands Bank A/S 173 28,626
DSV A/S 5,066 1,095,973
FLSmidth & Co. A/S 5,193 387,831
*Genmab A/S 4,575 1,308,752
#*GN Store Nord A/S 15,228 229,003
H Lundbeck A/S, Class A 27,819 177,703
H Lundbeck A/S, Class A 4,752 26,332
#*H+H International A/S, Class
B 227 3,613
ISS A/S 18,505 818,615
Jeudan A/S 386 12,180
Jyske Bank A/S, Registered 6,855 1,086,797
#Matas A/S 4,270 59,481
#MT Hoejgaard Holding A/S 8 326
Ω#*Netcompany Group A/S 4,880 242,620
*NKT A/S 5,930 806,884
Ω*NNIT A/S 32 187
Novo Nordisk A/S, Class B 125,980 5,943,413
Novo Nordisk A/S, Class B,
Sponsored ADR 804 37,852
#Novonesis Novozymes B,
Class B 22,420 1,456,304
Ω*Orsted A/S 14,839 331,189
Pandora A/S 3,652 456,447
Per Aarsleff Holding A/S 1,541 171,492
Ringkjoebing Landbobank A/S 2,891 775,176
Royal Unibrew A/S 4,636 347,803
*RTX A/S 12 178
Schouw & Co. A/S 1,137 108,681
SJF Bank A/S 688 44,372
Skjern Bank 190 10,894
#*Solar A/S, Class B 606 20,428
SP Group A/S 1,565 114,302
TCM Group A/S 24 262
Tivoli A/S 130 12,566
*Trifork Group AG 775 13,360
Tryg A/S 30,092 716,548
Vestas Wind Systems A/S 63,376 1,702,741

26
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
DENMARK — (Continued)
*Zealand Pharma A/S 10,191 $ 476,864
TOTAL DENMARK 24,116,026
FINLAND — (2.0%)
Aktia Bank OYJ 3,425 47,288
Alma Media OYJ 2,747 42,826
Anora Group OYJ 3,897 16,321
Digia OYJ 20 138
Elisa OYJ 10,391 418,198
ΩEnento Group OYJ 2,274 39,664
#Fiskars OYJ Abp 1,017 15,211
Fortum OYJ 37,220 844,692
#F-Secure OYJ 9,622 20,481
Gofore OYJ 188 2,280
#Harvia OYJ 1,099 52,159
Hiab OYJ, Class B 5,277 357,001
Huhtamaki OYJ 11,356 403,728
*Incap OYJ 934 7,834
Kalmar OYJ, Class B 3,756 166,549
Kemira OYJ 11,807 231,073
Kesko OYJ, Class A 14,167 344,741
Kesko OYJ, Class B 53,614 1,331,174
Kone OYJ, Class B 19,191 1,106,218
Konecranes OYJ 25,240 785,238
Lassila & Tikanoja OYJ 2,123 16,414
*Lindex Group OYJ 9,026 23,781
Lumo Kodit Oyj 8,761 79,380
Luotea PLC 2,123 4,656
Mandatum OYJ 60,010 410,469
Marimekko OYJ 2,546 30,875
Metso OYJ 77,289 1,432,579
Neste OYJ 37,215 1,308,509
Nokia OYJ 79,239 725,518
Nokia OYJ, Sponsored ADR 37,151 339,560
Nokian Renkaat OYJ 8,049 141,041
Nordea Bank Abp 217,294 4,375,131
Olvi OYJ, Class A 1,553 59,143
Oriola OYJ, Class B 1,873 1,933
Orion OYJ, Class A 1,845 171,307
Orion OYJ, Class B 10,965 1,023,139
Outokumpu OYJ 39,900 238,257
Pihlajalinna OYJ 1,040 12,301
Ponsse OYJ 20 536
Puuilo OYJ 7,286 143,515
Raisio OYJ, Class V 18,833 55,796
Sampo OYJ, Class A 203,679 2,255,315
Sampo OYJ, Class A 13,425 148,038
Sanoma OYJ 10,959 111,715
Scanfil OYJ 967 12,795
Stora Enso OYJ, Class R 67,728 774,413
ΩTerveystalo OYJ 20,050 174,629
Tieto Oyj 11,221 239,357
UPM-Kymmene OYJ 22,840 618,071
Vaisala OYJ, Class A 2,261 143,076
Valmet OYJ 13,873 416,916
#Verkkokauppa.com OYJ 2,596 10,499
Wartsila OYJ Abp 47,127 1,590,872
Shares Value
FINLAND — (Continued)
*YIT OYJ 9,265 $ 31,287
TOTAL FINLAND 23,353,637
FRANCE — (7.6%)
*74Software SA 33 1,439
Aeroports de Paris SA 3,366 464,343
Airbus SE 17,724 4,123,331
AKWEL SADIR, Class B 8 61
*Alstom SA 38,123 705,307
Alten SA 4,375 378,027
ΩAmundi SA 7,440 807,644
Arkema SA 4,970 336,804
Assystem SA 73 3,528
Aubay 134 8,510
AXA SA 51,900 2,683,525
ΩAyvens SA 50,452 675,093
*Bastide le Confort Medical 4 108
Beneteau SACA 1,757 12,129
BioMerieux 2,718 216,089
BNP Paribas SA 31,739 4,004,486
Boiron SA, Class A 8 252
Bouygues SA 19,590 1,099,014
Bureau Veritas SA 30,685 976,525
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 120 12,288
Capgemini SE 3,458 407,807
Carrefour SA 80,660 1,478,821
CBo Territoria 68 306
Cie des Alpes 2,377 55,654
*Clariane SE 4,060 18,638
Coface SA 14,447 262,627
Credit Agricole SA 31,801 705,246
Danone SA 12,022 933,930
Dassault Aviation SA 1,019 349,613
Dassault Systemes SE 2,858 65,930
Derichebourg SA 8,278 88,575
Edenred SE 8,699 285,446
Eiffage SA, Class P 8,714 1,235,691
Electricite de Strasbourg SA,
Class B 76 14,253
Ω#Elior Group SA 12,487 30,372
Elis SA 14,118 402,513
*Emeis SA 5,266 88,216
Equasens 318 11,982
EssilorLuxottica SA, Class B 2,370 447,332
Eurofins Scientific SE 8,848 693,873
ΩEuronext NV 3,421 624,254
*Eutelsat Communications
SACA 6,666 15,745
Exosens SAS 1,581 104,048
#FDJ UNITED 19,136 482,831
*FIGEAC-AERO 784 9,832
Fnac Darty SA 1,891 75,170
*Forvia SE 27,243 278,276
Gaztransport Et Technigaz SA 5,909 1,330,485
Getlink SE 6,761 143,753
GL Events SACA 843 30,552
Groupe Crit SA 145 8,942

27
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
FRANCE — (Continued)
Groupe SFPI 56 $ 134
Hermes International SCA 1,732 3,051,899
*ID Logistics Group SACA 225 93,065
Imerys SA 818 22,154
Infotel SA 683 32,887
Interparfums SA 2,689 76,108
Ipsen SA 4,579 880,871
IPSOS SA 4,525 186,071
Jacquet Metals SACA 1,466 35,758
JCDecaux SE 8,117 211,435
Kaufman & Broad SA 3,764 109,782
Kering SA, Class A 1,980 647,432
Laurent-Perrier 44 4,354
Legrand SA 13,047 1,972,474
Linedata Services 1 51
LISI SA 670 48,796
LNA Sante SA 350 13,973
L'Oreal SA 12,467 5,550,372
Lumibird 12 365
LVMH Moet Hennessy Louis
Vuitton SE 12,365 6,759,742
Ω*Maisons du Monde SA 448 85
Manitou BF SA 1,443 36,525
#Metropole Television SA 4,982 69,358
Nexans SA 4,739 718,633
#*Nexity SA 7,367 59,756
North Atlantic Energies 290 22,205
Opmobility 3,859 56,832
Orange SA 206,686 3,940,387
Pernod Ricard SA 10,644 830,554
*Pierre Et Vacances SA 5,545 11,968
Publicis Groupe SA 19,649 2,093,874
Quadient SA 1,983 30,983
Remy Cointreau SA 3,379 188,476
Renault SA 15,237 477,893
Rexel SA 29,132 1,201,278
Robertet SA, Class A 86 78,762
Rubis SCA 10,426 401,614
Safran SA 14,430 5,618,262
Sanofi SA 30,607 2,622,451
Sartorius Stedim Biotech 964 184,892
Schneider Electric SE 26,575 8,854,766
SCOR SE 28,253 1,114,972
SES SA, Class A 46,176 305,750
Ω*SMCP SA 4,557 34,919
Societe BIC SA 2,495 194,915
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 27 4,349
Societe Generale SA 37,563 3,514,063
Sopra Steria Group 1,642 345,724
SPIE SA 20,387 1,091,185
Stef SA 89 13,865
STMicroelectronics NV 4,376 229,965
STMicroelectronics NV- NYS 2,215 116,044
Sword Group 366 13,180
Synergie SE 20 679
Technip Energies NV 21,035 723,634
Shares Value
FRANCE — (Continued)
#Teleperformance SE 4,799 $ 380,983
Television Francaise 1 SA 9,100 74,285
Thales SA 4,910 1,389,138
Thermador Groupe 664 57,832
Trigano SA 1,058 183,688
Valeo SE 22,518 385,512
Vallourec SACA 20,647 494,350
Veolia Environnement SA 5,976 237,005
Vetoquinol SA 121 10,163
VIEL & Cie SA 831 18,070
Vinci SA 21,996 3,101,432
Virbac SACA 195 75,721
*Viridien 1,680 179,569
#*Voltalia SA, Registered 3,098 24,879
#Vusion 18 2,690
Wavestone 610 22,739
TOTAL FRANCE 88,727,793
GERMANY — (6.9%)
*7C Solarparken AG 10,473 20,485
adidas AG 8,914 1,634,806
Adtran Networks SE 754 20,126
AIXTRON SE 3,413 142,426
All for One Group SE 4 312
#Allgeier SE 12 229
Allianz SE, Registered 14,196 7,064,109
Alzchem Group AG 232 41,080
Atoss Software SE 930 90,095
*Aumovio SE 3,331 152,724
Aurubis AG 3,644 761,377
Basler AG 344 9,894
Bayerische Motoren Werke AG 13,992 954,640
Bechtle AG 7,431 308,645
#Beiersdorf AG 5,749 533,923
#Bijou Brigitte AG 18 998
Bilfinger SE 3,785 359,273
#Borussia Dortmund GmbH &
Co. KGaA 9,631 33,465
Brenntag SE 11,957 841,110
CANCOM SE 3,023 83,127
*CECONOMY AG 19,837 97,228
#Cewe Stiftung & Co. KGAA 638 70,395
Commerzbank AG 38,042 1,648,786
Continental AG 6,963 575,690
CTS Eventim AG & Co. KGaA 4,950 333,171
Daimler Truck Holding AG 41,308 2,325,966
Dermapharm Holding SE 83 3,915
Deutsche Bank AG,
Registered 44,482 1,631,322
*Deutsche Bank AG,
Registered Sponsored 14,599 535,783
Deutsche Boerse AG 9,577 2,890,234
#Deutsche Post AG 32,460 2,157,153
Deutsche Telekom AG 91,207 2,808,145
Deutsche Wohnen SE 1,685 35,827
#Deutz AG 10,468 117,850
Draegerwerk AG & Co. KGaA 303 29,005
Duerr AG 7,484 153,615

28
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
GERMANY — (Continued)
ΩDWS Group GmbH & Co.
KGaA 5,032 $ 421,480
E.ON SE 222,658 4,794,390
Eckert & Ziegler SE 4,267 66,817
Elmos Semiconductor SE 656 110,195
#Energiekontor AG 408 16,007
Evonik Industries AG 22,743 458,968
#*Evotec SE 9,212 36,142
Fielmann Group AG 2,871 134,276
flatexDEGIRO SE 9,475 395,723
Fraport AG Frankfurt Airport
Services Worldwide 2,703 210,387
Freenet AG 19,138 535,507
Fresenius Medical Care AG 11,578 592,121
Fresenius SE & Co. KGaA 9,719 497,831
Friedrich Vorwerk Group SE 1,443 108,912
FUCHS SE 3,656 145,121
GEA Group AG 22,328 1,583,756
GFT Technologies SE 1,957 51,337
Grand City Properties SA 918 10,224
#*Heidelberger
Druckmaschinen AG 21,856 34,023
Henkel AG & Co. KGaA 4,618 377,771
#Hensoldt AG 7,441 682,844
Hornbach Holding AG & Co.
KGaA 1,288 123,443
#HUGO BOSS AG 6,569 287,429
Indus Holding AG 2,210 80,477
Infineon Technologies AG 43,344 3,075,446
Init Innovation in Traffic
Systems SE 568 30,748
ΩInstone Real Estate Group
SE 3,629 32,234
#*IONOS Group SE 5,024 181,619
IVU Traffic Technologies AG 685 18,127
Jenoptik AG 5,899 253,023
ΩJOST Werke SE 1,363 90,799
K+S AG, Registered 7,070 118,437
KION Group AG 7,982 357,521
Knorr-Bremse AG 9,593 1,135,730
*Koenig & Bauer AG 28 292
*Kontron AG 5,362 137,944
Krones AG 1,623 208,022
KWS Saat SE & Co. KGaA 919 76,024
LANXESS AG 7,380 140,442
Leifheit AG 8 122
*LPKF Laser & Electronics SE 311 5,099
#*Medios AG 1,534 19,379
Mercedes-Benz Group AG 32,539 1,749,465
Merck KGaA 3,614 595,230
MLP SE 3,233 28,753
MTU Aero Engines AG 6,492 2,702,417
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,070 3,046,142
Nagarro SE 786 69,046
Nemetschek SE 3,761 251,195
*Nordex SE 13,238 585,479
Shares Value
GERMANY — (Continued)
Norma Group SE 1,520 $ 31,899
*Pentixapharm Holding AG 869 1,905
Pfeiffer Vacuum Technology
AG 108 20,354
*Puma SE 10,046 317,857
*PVA TePla AG 824 31,248
QIAGEN NV 13,310 551,034
QIAGEN NV 543 22,316
Rational AG 617 478,465
RENK Group AG 7,869 433,218
Rheinmetall AG 1,301 1,706,426
RTL Group SA 3,546 132,391
SAF-Holland SE 1,967 48,771
SAP SE 18,013 3,267,894
#SAP SE, Sponsored ADR 406 74,550
Schaeffler AG 15,308 124,873
ΩScout24 SE 7,412 634,047
Secunet Security Networks AG 157 32,298
Siemens AG, Registered 18,881 6,140,154
Siemens Energy AG 36,806 6,243,659
Ω#Siemens Healthineers AG 20,146 854,377
#Sixt SE 1,935 159,070
#*SMA Solar Technology AG 1,061 64,516
Stabilus SE 3,148 52,083
Stroeer SE & Co. KGaA 3,077 140,335
SUSS MicroTec SE 1,540 131,825
Symrise AG, Class A 10,134 1,038,876
Talanx AG 6,085 807,226
Ω*TeamViewer SE 11,099 76,492
#Technotrans SE 8 286
thyssenkrupp AG 8,324 115,453
Traton SE 1,352 63,342
United Internet AG 9,339 254,011
*Verbio SE 1,359 44,844
Volkswagen AG 2,335 203,774
Vonovia SE, Class R 13,830 334,631
#Vossloh AG 699 46,806
*Wacker Chemie AG 771 78,506
Wacker Neuson SE 3,065 76,524
Washtec AG 1,102 49,322
*Westwing Group SE 1,234 18,954
Wuestenrot &
Wuerttembergische AG 2,682 44,991
Ω*Zalando SE 24,734 804,214
Zeal Network SE 1,030 51,432
TOTAL GERMANY 80,936,094
HONG KONG — (0.8%)
AIA Group, Ltd. 236,400 2,389,143
ASMPT, Ltd. 17,600 339,584
Bank of East Asia, Ltd. (The) 39,600 84,234
BOC Hong Kong Holdings, Ltd. 73,500 489,275
Ω#Budweiser Brewing Co.
APAC, Ltd. 79,300 66,542
Chow Sang Sang Holdings
International, Ltd. 36,000 53,392
CK Asset Holdings, Ltd. 52,500 320,292
Cowell e Holdings, Inc. 18,000 47,286

29
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
HONG KONG — (Continued)
ΩCrystal International Group,
Ltd. 41,000 $ 33,881
CTF Services, Ltd. 91,456 95,636
Dah Sing Banking Group, Ltd. 25,600 49,198
Dah Sing Financial Holdings,
Ltd. 13,200 83,931
#*Deep Source Holdings, Ltd. 440,000 29,178
Ω*FIT Hon Teng, Ltd. 183,000 109,684
Giordano International, Ltd. 118,000 21,067
*GoFintech Quantum
Innovation, Ltd. 126,000 27,798
Great Eagle Holdings, Ltd. 23,000 46,518
Guoco Group, Ltd. 3,000 26,876
#Guotai Junan International
Holdings, Ltd. 389,000 103,183
Hang Lung Group, Ltd. 42,000 74,021
Hang Lung Properties, Ltd. 135,451 125,923
HKT Trust & HKT, Ltd., Class
SS 237,000 401,065
*Hongkong & Shanghai Hotels,
Ltd. (The) 14,500 11,039
Hysan Development Co., Ltd. 34,000 80,864
IGG, Inc. 56,000 23,852
ΩImpro Precision Industries,
Ltd. 23,000 21,323
Johnson Electric Holdings, Ltd. 64,500 152,910
Kerry Properties, Ltd. 40,000 99,878
KLN Logistics Group, Ltd. 25,000 19,097
Kowloon Development Co.,
Ltd. 23,660 14,573
Luk Fook Holdings
International, Ltd. 29,000 91,124
#Man Wah Holdings, Ltd. 107,600 43,223
*Melco International
Development, Ltd. 34,000 15,956
MGM China Holdings, Ltd. 56,800 82,285
Midland Holdings, Ltd., Class
B 34,000 9,799
NagaCorp, Ltd. 46,000 20,356
#*New World Development
Co., Ltd. 138,000 121,077
Oriental Watch Holdings 22,000 9,230
PAX Global Technology, Ltd. 72,000 36,176
PCCW, Ltd. 99,000 74,235
Pico Far East Holdings, Ltd. 58,000 16,642
Plover Bay Technologies, Ltd. 17,000 18,080
PRADA SpA 67,500 372,379
ΩSamsonite Group SA 214,800 387,054
Sands China, Ltd. 73,600 138,160
#*SJM Holdings, Ltd. 141,000 28,590
#Stella International Holdings,
Ltd. 38,000 70,557
Sun Hung Kai Properties, Ltd. 34,000 534,177
Swire Pacific, Ltd., Class A 13,500 171,298
Swire Pacific, Ltd., Class B 22,500 42,982
Swire Properties, Ltd. 19,400 59,128
#Techtronic Industries Co.,
Ltd. 61,000 1,026,831
Viva Goods Company, Ltd. 344,000 15,135
Shares Value
HONG KONG — (Continued)
#*Vobile Group, Ltd. 71,000 $ 22,455
VSTECS Holdings, Ltd. 62,000 74,322
#VTech Holdings, Ltd. 12,700 83,651
Wharf Real Estate Investment
Co., Ltd. 87,000 294,896
Wynn Macau, Ltd., Class B 74,800 54,181
*Yunfeng Financial Group, Ltd. 4,000 821
TOTAL HONG KONG 9,356,043
IRELAND — (0.6%)
AIB Group PLC 219,568 2,590,658
Bank of Ireland Group PLC 101,853 2,119,911
Cairn Homes PLC 76,587 214,565
FBD Holdings PLC 2,779 55,954
Glanbia PLC 11,599 306,673
Ω*Glenveagh Properties PLC 58,661 160,970
Kerry Group PLC, Class A 6,942 661,333
Kingspan Group PLC 11,325 1,045,655
Permanent TSB Group
Holdings PLC 705 2,409
TOTAL IRELAND 7,158,128
ISRAEL — (1.1%)
Africa Israel Residences, Ltd. 366 25,937
*Airport City, Ltd. 2,777 49,969
Altshuler Shaham Finance,
Ltd. 6,601 13,788
Arad, Ltd. 20 337
*Argo Properties NV 1,070 44,238
Ashtrom Group, Ltd. 2,649 54,258
Aura Investments, Ltd. 16,543 86,439
Ayalon Holdings, Ltd. 1,223 56,474
Azorim-Investment
Development & Construction
Co., Ltd. 5,022 23,649
Azrieli Group, Ltd. 502 66,345
Bank Hapoalim BM 30,728 745,885
Bank Leumi Le-Israel BM 58,288 1,377,943
#*Bet Shemesh Engines
Holdings 1997, Ltd. 714 193,764
Big Shopping Centers, Ltd. 418 93,902
Blue Square Real Estate, Ltd. 318 33,387
*Camtek, Ltd. 633 88,082
Carasso Motors, Ltd. 4,186 41,831
Castro Model, Ltd. 297 14,170
Clal Insurance Enterprises
Holdings, Ltd., Registered 9,201 696,501
Danel Adir Yeoshua, Ltd. 496 69,674
Danya Cebus, Ltd. 844 32,331
Delta Galil, Ltd. 761 43,988
Delta Israel Brands, Ltd. 428 16,018
*Doral Group Renewable
Energy Resources, Ltd. 12,552 283,246
Elbit Systems, Ltd. 471 380,874
Electra Consumer Products
1970, Ltd. 1,807 42,529
Electra, Ltd. 4,377 170,097
*Ellomay Capital, Ltd. 8 159
*Ellomay Capital, Ltd. 100 1,960

30
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
ISRAEL — (Continued)
Energix-Renewable Energies,
Ltd. 27,527 $ 199,565
*Enlight Renewable Energy,
Ltd. 3,578 302,198
*Enlight Renewable Energy,
Ltd. 5,951 505,277
First International Bank Of
Israel, Ltd. (The) 2,845 219,636
FMS Enterprises Migun, Ltd. 419 26,477
Formula Systems 1985, Ltd. 835 88,050
Formula Systems 1985, Ltd.,
ADR 20 2,087
Fox Wizel, Ltd. 608 60,023
*Gilat Satellite Networks, Ltd. 2,869 31,724
Hagag Group Real Estate
Development 5,122 36,264
Harel Insurance Investments &
Financial Services, Ltd. 5,629 322,981
Hilan, Ltd. 1,564 111,752
ICL Group, Ltd. 9,897 50,581
IDI Insurance Co., Ltd. 1,059 83,692
Ilex Medical, Ltd. 8 130
Israel Canada T.R, Ltd., Class
A 16,120 82,439
Israel Discount Bank, Ltd.,
Class A 20,608 215,088
Isras Investment Co., Ltd. 96 26,491
*Kvutzat Acro, Ltd. 1,787 23,956
Land Development Nimrodi
Group, Ltd. 118 1,536
Lapidoth Capital, Ltd. 842 22,144
M Yochananof & Sons, Ltd. 587 67,093
*Malam-Team Holding, Ltd. 162 7,104
Matrix IT, Ltd. 5,152 145,542
Max Stock, Ltd. 6,013 68,649
Mediterranean Towers, Ltd. 6,177 30,601
Mega Or Holdings, Ltd. 935 151,724
Meitav Investment House, Ltd. 3,844 166,205
Menora Mivtachim Holdings,
Ltd. 1,373 214,773
*Meshek Energy Renewable
Energies, Ltd. 672 2,458
Meshulam Levinstein
Contracting & Engineering,
Ltd. 75 9,349
*Migdal Insurance & Financial
Holdings, Ltd. 2,141 12,159
Mivne Real Estate KD, Ltd. 46,124 203,345
Mizrahi Tefahot Bank, Ltd. 2,837 210,958
*Nayax, Ltd. 917 62,228
Neto Malinda Trading, Ltd. 833 38,384
Next Vision Stabilized
Systems, Ltd. 2,891 224,226
#*Nova, Ltd. 1,042 407,287
Oil Refineries, Ltd. 277,153 176,312
One Software Technologies,
Ltd. 3,235 69,071
*OY Nofar Energy, Ltd. 2,421 142,312
Shares Value
ISRAEL — (Continued)
Partner Communications Co.,
Ltd. 18,222 $ 224,461
Paz Retail And Energy, Ltd. 1,639 461,916
*Perion Network, Ltd. 3,732 35,405
Phoenix Financial, Ltd. 14,966 840,635
Plasson Industries, Ltd., Class
B 4 210
Polyram Plastic Industries, Ltd. 6,297 16,632
Prashkovsky Investments and
Construction, Ltd. 430 18,690
Qualitau, Ltd. 424 69,953
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 850 95,544
*REIT Azorim HF Living, Ltd. 1 2
Sano-Brunos Enterprises, Ltd. 4 457
Scope Metals Group, Ltd. 623 59,204
*Shikun & Binui, Ltd. 10,837 61,933
Shufersal, Ltd. 20,435 291,695
Telsys, Ltd. 225 25,438
*Teva Pharmaceutical
Industries, Ltd. 2,893 102,696
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 20,908 731,989
Tiv Taam Holdings 1, Ltd. 5,557 20,906
Turpaz Industries, Ltd. 4,354 91,441
*Veridis Environment, Ltd. 2,816 46,440
Villar International, Ltd. 406 22,938
YD More Investments, Ltd. 3,551 49,459
YH Dimri Construction &
Development, Ltd. 625 73,845
TOTAL ISRAEL 12,911,535
ITALY — (2.8%)
A2A SpA 85,495 223,193
ACEA SpA 5,519 133,982
#Aeroporto Guglielmo Marconi
Di Bologna SpA 1,150 12,861
Ariston Holding NV, Class B 9,801 41,069
Arnoldo Mondadori Editore
SpA 17,324 41,857
Ascopiave SpA 8,197 25,369
#Avio SpA 567 18,938
Azimut Holding SpA 14,095 595,326
#B&C Speakers SpA 8 102
Banca Generali SpA 7,749 582,635
#Banca IFIS SpA 3,389 57,513
Banca Mediolanum SpA 27,569 734,941
Banco BPM SpA, Class R 5,637 102,311
BasicNet SpA 52 368
BF SpA 191 1,134
BPER Banca SPA 107,322 1,737,353
Brunello Cucinelli SpA 3,463 350,304
Cairo Communication SpA 8,381 22,564
Cembre SpA 4 376
*CIR SpA-Compagnie
Industriali 35,128 29,059
Credito Emiliano SpA 4,498 98,328
#Danieli & C Officine
Meccaniche SpA 592 44,137

31
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
ITALY — (Continued)
Danieli & C Officine
Meccaniche SpA 1,332 $ 68,259
#Davide Campari-Milano NV 47,741 323,858
De' Longhi SpA 5,184 241,441
#DiaSorin SpA 19 1,571
Ω#doValue SpA 10,064 26,725
Emak SpA 104 104
ΩEnav SpA 24,380 141,935
Enel SpA 271,811 3,064,461
ERG SpA 7,245 183,553
Esprinet SpA 3,123 25,476
#Ferrari NV 4,433 1,746,026
#Ferretti SpA 15,142 50,348
Fila SpA 2,600 28,015
*Fincantieri SpA 10,014 156,175
FinecoBank Banca Fineco SpA 78,405 2,137,047
#Garofalo Health Care SpA 12 78
#Gefran SpA 4 50
Hera SpA 109,113 476,047
*IMMSI SpA 164 99
Intercos SpA 4,224 64,831
Interpump Group SpA, Class R 2,917 116,593
Intesa Sanpaolo SpA 425,058 3,197,900
Italgas SpA 76,352 785,877
Italmobiliare SpA 1,168 35,209
Iveco Group NV 9,280 148,358
Leonardo SpA 13,890 880,880
Lottomatica Group Spa 30,326 819,254
LU-VE SpA, Registered 69 4,517
Maire SpA 19,839 294,224
#MARR SpA 4,038 29,594
MFE-MediaForEurope NV,
Class A 48,655 147,227
MFE-MediaForEurope NV,
Class A 21,879 67,262
#MFE-MediaForEurope NV,
Class B 4,672 18,889
Moncler SpA 25,153 1,420,943
Ω#Nexi SpA 19,177 93,596
ΩOVS SpA 26,105 188,020
Pharmanutra SpA 588 56,287
#Piaggio & C SpA 1,500 3,352
Prysmian SpA 9,323 1,289,334
Reply SpA 1,416 178,884
Rizzoli Corriere Della Sera
Mediagroup SpA 220 235
*Safilo Group SpA 15,600 29,651
#Saipem SpA 291,185 1,403,075
*Salvatore Ferragamo SpA 3,067 35,923
#Sanlorenzo SpA 1,361 59,222
Sesa SpA 1,235 131,294
Snam SpA 84,328 571,275
SOL SpA 3,338 218,526
#*Stellantis NV 51,592 297,170
ΩTechnogym SpA 16,642 258,682
*Technoprobe SpA 1,549 49,367
*Telecom Italia SpA 188,917 1,598,236
Tenaris SA 11,325 324,968
Tenaris SA, Sponsored ADR 9,006 516,314
Shares Value
ITALY — (Continued)
Terna - Rete Elettrica
Nazionale 53,885 $ 618,238
*Tesmec SpA 62,887 24,094
#*TREVI - Finanziaria
Industriale SpA 590 3,089
TXT e-solutions SpA 1,005 53,537
UniCredit SpA 29,119 2,734,167
Unipol Assicurazioni SpA 27,840 867,087
#Webuild SpA 42,085 108,753
Wiit SpA 76 2,448
TOTAL ITALY 33,271,370
JAPAN — (20.7%)
A&D HOLON Holdings Co.,
Ltd. 2,400 45,445
#ABC-Mart, Inc. 9,300 159,045
AD Works Group Co., Ltd. 5,000 12,875
ADEKA Corp. 11,600 287,405
Ad-sol Nissin Corp. 100 951
Advantest Corp. 31,100 6,347,935
Aeon Co., Ltd. 99,352 851,098
#Aeon Hokkaido Corp. 5,700 30,285
Ai Holdings Corp. 3,200 59,287
Aica Kogyo Co., Ltd. 6,000 138,935
Aichi Corp. 700 6,379
Aida Engineering, Ltd. 5,800 43,493
*Aiming, Inc. 1,000 1,156
Ain Holdings, Inc. 3,901 144,133
Air Water, Inc. 16,600 262,410
Airman Corp. 1,100 17,589
#Airtech Japan, Ltd. 300 2,523
Aisan Industry Co., Ltd. 2,700 40,765
Aisin Corp. 22,300 311,409
#*Akebono Brake Industry
Co., Ltd. 11,000 7,599
Akita Bank, Ltd. (The) 1,500 68,394
Alconix Corp. 3,800 62,098
Alfresa Holdings Corp. 16,500 240,363
Allied Telesis Holdings KK,
Class B 7,200 10,626
Alpen Co., Ltd. 1,600 22,268
Alps Alpine Co., Ltd.,
Registered 28,700 399,069
Altech Corp. 3,300 17,098
Amada Co., Ltd. 32,400 567,114
Amano Corp. 5,300 128,951
#Amiyaki Tei Co., Ltd. 400 3,412
#Amvis Holdings, Inc. 2,000 4,798
and ST HD Co., Ltd., Class B 3,300 70,052
Anest Iwata Corp. 1,200 13,588
#Anicom Holdings, Inc., Class
B 10,800 81,598
Anritsu Corp. 3,700 82,819
#Anycolor, Inc. 4,900 80,566
Aoyama Trading Co., Ltd. 13,100 61,705
Aoyama Zaisan Networks Co.,
Ltd. 3,000 23,947
Aozora Bank, Ltd., Class A 11,100 211,787
#Appier Group, Inc. 11,100 66,436

32
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Arakawa Chemical Industries,
Ltd. 3,200 $ 36,557
Arata Corp. 4,700 77,071
#ARCLANDS Corp. 4,287 51,533
ARE Holdings, Inc. 4,500 87,471
Arealink Co., Ltd. 4,000 25,046
Argo Graphics, Inc. 4,200 36,032
Arisawa Manufacturing Co.,
Ltd. 1,500 22,967
Artience Co., Ltd. 5,800 162,462
As One Corp. 10,600 160,107
Asahi Co., Ltd. 1,700 14,499
#Asahi Diamond Industrial
Co., Ltd. 4,600 31,866
Asahi Group Holdings, Ltd. 82,500 863,472
Asahi Kasei Corp. 142,600 1,542,650
Asahi Kogyosha Co., Ltd. 1,500 35,798
ASAHI YUKIZAI Corp. 1,100 42,003
Asanuma Corp. 9,900 54,155
Asics Corp. 56,900 1,698,870
ASKA Pharmaceutical
Holdings Co., Ltd. 900 12,158
Astellas Pharma, Inc. 134,900 1,865,598
Astena Holdings Co., Ltd. 2,600 8,246
Atrae, Inc. 1,500 8,111
#Aucnet, Inc. 3,600 30,184
Autobacs Seven Co., Ltd. 9,900 96,746
Avant Group Corp. 2,700 21,553
Avex, Inc. 1,500 12,435
Axial Retailing, Inc. 4,600 36,632
Azbil Corp. 43,600 456,058
#AZ-COM MARUWA Holdings,
Inc. 5,300 30,657
AZOOM Co., Ltd. 800 23,388
Bandai Namco Holdings, Inc. 35,300 1,021,810
Bando Chemical Industries,
Ltd. 1,400 21,304
Bank of Saga, Ltd. (The) 1,000 35,170
Base Co., Ltd. 1,400 28,268
#baudroie, Inc. 1,400 25,226
BayCurrent, Inc. 19,300 865,333
#Beauty Garage, Inc. 200 1,745
Belc Co., Ltd., Class R 1,700 71,107
Bell System24 Holdings, Inc. 6,900 59,152
Belluna Co., Ltd. 4,500 30,353
#*Bengo4.com, Inc. 900 13,068
#Bic Camera, Inc. 14,500 158,819
BIPROGY, Inc. 9,500 290,444
#B-Lot Co., Ltd., Class B 700 6,401
Blue Zones Holdings Co., Ltd. 12,100 135,914
#Bookoff Group Holdings, Ltd. 900 15,917
Broadleaf Co., Ltd. 13,000 35,924
Brother Industries, Ltd. 11,600 292,213
#Buffalo, Inc. 200 3,443
Bunka Shutter Co., Ltd. 6,600 78,922
#Business Brain Showa-Ota,
Inc., Class G 1,900 12,350
#Business Engineering Corp.,
Class G 3,100 23,811
Shares Value
JAPAN — (Continued)
BuySell Technologies Co., Ltd. 1,200 $ 22,398
C. Uyemura & Co., Ltd. 1,300 182,723
Calbee, Inc. 5,100 93,016
Canon Marketing Japan, Inc. 10,900 246,581
Canon, Inc. 9,800 272,535
Canon, Inc., Sponsored ADR 5,500 153,285
Capcom Co., Ltd. 18,700 465,547
#Careerlink Co., Ltd. 800 11,883
#Carlit Co., Ltd. 3,100 45,188
Cawachi, Ltd. 1,700 35,500
#Celsys, Inc. 3,200 34,628
Central Automotive Products,
Ltd. 3,100 40,029
Central Japan Railway Co. 13,100 328,107
#Central Security Patrols Co.,
Ltd. 1,300 22,746
#Ceres, Inc. 1,200 15,925
#Change Holdings, Inc. 7,900 47,631
Charm Care Corp. KK 2,500 21,306
Chiba Bank, Ltd. (The) 10,300 169,936
#Chino Corp. 2,100 21,115
#*Chiyoda Corp. 23,700 98,089
Chori Co., Ltd. 1,400 34,335
Chugai Mining Co., Ltd. 200 916
Chugai Pharmaceutical Co.,
Ltd. 33,400 1,454,098
#Chugai Ro Co., Ltd. 500 12,137
Chugoku Marine Paints, Ltd. 7,400 166,613
CKD Corp. 5,100 192,181
Coca-Cola Bottlers Japan
Holdings, Inc. 10,900 262,052
#Colowide Co., Ltd. 1,100 14,214
Computer Engineering &
Consulting, Ltd. 2,700 37,967
#Computer Institute of Japan,
Ltd. 8,800 28,518
COMSYS Holdings Corp. 9,500 314,191
Comture Corp. 2,600 23,351
Cosmos Initia Co., Ltd. 1,100 9,147
Cosmos Pharmaceutical Corp. 7,200 288,633
*Cover Corp. 2,500 22,924
Create SD Holdings Co., Ltd. 3,400 71,107
Creek & River Co., Ltd. 900 8,162
Cresco, Ltd. 3,900 39,606
CTI Engineering Co., Ltd. 2,200 43,869
Curves Holdings Co., Ltd. 6,200 37,381
CyberAgent, Inc. 61,200 559,439
#Cybozu, Inc. 3,800 64,318
Dai Nippon Printing Co., Ltd. 7,000 128,438
Dai Nippon Toryo Co., Ltd. 600 5,272
Dai-Dan Co., Ltd. 15,500 237,623
Daido Steel Co., Ltd. 25,000 357,120
Daifuku Co., Ltd. 22,800 856,727
Daihatsu Infinearth Mfg Co.,
Ltd. 2,800 48,359
Daiho Corp. 1,400 6,990
Daiichi Jitsugyo Co., Ltd. 2,000 40,069
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 200 2,204

33
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Daiichi Life Group, Inc. 154,600 $ 1,862,773
Daiichi Sankyo Co., Ltd. 51,448 829,598
Daiki Aluminium Industry Co.,
Ltd. 4,100 38,135
Daikin Industries, Ltd. 5,301 775,549
Daikokutenbussan Co., Ltd. 600 16,938
Daikyonishikawa Corp. 3,900 25,228
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 2,800 19,590
Daiseki Co., Ltd. 2,700 64,437
Daishinku Corp. 1,200 5,509
Daisue Construction Co., Ltd. 800 17,535
Daito Trust Construction Co.,
Ltd. 39,600 837,886
Daitron Co., Ltd. 2,200 45,872
Daiwa House Industry Co., Ltd. 63,500 1,865,618
Daiwa Securities Group, Inc. 45,600 517,502
Daiwabo Holdings Co., Ltd. 11,800 265,014
DCM Holdings Co., Ltd. 5,000 48,234
Dear Life Co., Ltd. 7,300 50,019
Denso Corp. 30,000 370,702
*Dentsu Group, Inc. 25,800 574,414
Dentsu Soken, Inc. 8,500 143,442
#Denyo Co., Ltd. 1,100 27,737
Dexerials Corp. 13,700 284,282
DIC Corp. 16,200 450,110
Digital Arts, Inc. 1,900 48,507
Digital Garage, Inc. 2,000 30,272
Digital Hearts Holdings Co.,
Ltd. 600 2,845
Digital Information
Technologies Corp. 3,300 19,627
#dip Corp. 6,200 72,426
Disco Corp. 1,100 404,007
DKS Co., Ltd. 800 63,407
DMG Mori Co., Ltd. 24,000 560,716
Dowa Holdings Co., Ltd. 5,300 274,112
DTS Corp. 16,900 122,909
Duskin Co., Ltd. 1,900 53,065
DyDo Group Holdings, Inc. 2,500 47,260
Eagle Industry Co., Ltd. 1,400 26,378
Earth Corp. 1,600 47,530
#EAT&HOLDINGS Co., Ltd. 100 1,279
Ebara Corp. 33,400 1,165,880
Ebara Jitsugyo Co., Ltd. 800 12,079
Ebase Co., Ltd. 300 801
#Eco's Co., Ltd. 700 10,828
#EDION Corp. 7,200 109,520
eGuarantee, Inc. 5,500 63,627
Eisai Co., Ltd. 10,300 312,315
EJ Holdings, Inc. 1,300 14,247
#Elan Corp. 2,400 11,621
Elecom Co., Ltd. 4,400 51,427
#EM Systems Co., Ltd. 3,300 11,565
EN, Inc. 5,000 40,289
Endo Lighting Corp. 500 8,183
Envipro Holdings, Inc. 1,200 6,120
#ES-Con Japan, Ltd. 9,200 61,998
Shares Value
JAPAN — (Continued)
#Eslead Corp. 400 $ 13,088
ESPEC Corp. 600 14,658
#Euglena Co., Ltd. 13,500 28,912
#*ExaWizards, Inc. 700 3,416
EXEO Group, Inc. 24,400 401,188
Ezaki Glico Co., Ltd. 3,800 120,617
FANUC Corp. 12,200 546,692
Fast Retailing Co., Ltd. 6,900 3,388,356
*f-code, Inc. 100 848
Ferrotec Corp. 5,900 307,552
FFRI Security, Inc. 300 9,779
FIDEA Holdings Co., Ltd. 1,000 13,566
Fintech Global, Inc. 2,400 1,990
#First Bank of Toyama, Ltd.
(The) 2,400 43,878
#Fixstars Corp. 1,500 19,689
#Focus Systems Corp. 1,000 10,978
#Foster Electric Co., Ltd. 1,700 30,429
FP Corp. 5,300 83,981
#France Bed Holdings Co.,
Ltd. 1,300 10,402
#*Fronteo, Inc. 1,800 7,167
Fudo Tetra Corp. 600 10,106
#Fuji Co., Ltd. 2,900 36,955
Fuji Corp. 3,800 174,935
Fuji Electric Co., Ltd. 4,600 412,693
Fuji Seal International, Inc. 4,000 75,993
FUJIFILM Holdings Corp. 26,900 637,254
Fujikura, Ltd. 87,000 2,279,567
Fujimi, Inc. 8,500 203,925
Fujitsu, Ltd. 29,900 687,104
#Fujiya Co., Ltd. 700 10,753
Fukuda Corp. 800 19,444
Fukuda Denshi Co., Ltd. 1,600 113,852
Fukui Computer Holdings, Inc. 800 16,203
#FULLCAST Holdings Co.,
Ltd. 3,200 34,728
Fumakilla, Ltd. 600 4,586
Funai Soken Holdings, Inc. 14,300 99,240
Furukawa Co., Ltd. 3,200 71,446
Furukawa Electric Co., Ltd. 58,000 1,145,612
#Furuno Electric Co., Ltd. 2,100 95,356
#Furuya Metal Co., Ltd. 1,800 75,290
Furyu Corp. 1,900 16,551
Fuso Chemical Co., Ltd. 7,800 183,457
Futaba Industrial Co., Ltd. 5,000 32,564
Future Corp. 6,700 102,883
G-7 Holdings, Inc. 1,400 12,811
#GA Technologies Co., Ltd. 3,200 29,141
Gakken Holdings Co., Ltd. 1,200 7,665
Gakkyusha Co., Ltd. 1,600 27,061
#Gakujo Co., Ltd. 700 7,131
Galilei Holdings Co., Ltd. 600 13,019
#Gecoss Corp. 1,100 12,062
#Genki Global Dining
Concepts Corp. 1,000 22,201
#Genky DrugStores Co., Ltd. 1,800 42,223
Geo Holdings Corp. 3,000 39,378

34
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
#Giftee Group, Inc. 2,600 $ 17,178
#Giken, Ltd. 1,100 13,126
Global Link Management KK 100 1,214
GLOBERIDE, Inc. 1,100 17,623
Glory, Ltd. 4,400 126,314
GLTECHNO HOLDINGS, Inc. 500 18,088
#GMO Financial Gate, Inc. 300 12,096
#GMO Financial Holdings, Inc. 4,800 32,799
GMO internet group, Inc. 6,300 168,317
GMO Payment Gateway, Inc. 6,200 384,752
GMS Group Co., Ltd. 151 339
Goldcrest Co., Ltd. 900 18,342
Goldwin, Inc. 7,203 103,663
#Good Com Asset Co., Ltd. 1,300 12,614
grems, Inc. 200 3,233
GSI Creos Corp. 1,100 18,377
G-Tekt Corp. 1,900 25,811
*Gumi, Inc. 5,400 8,580
Gunma Bank, Ltd. (The) 1,800 28,697
H.U. Group Holdings, Inc. 4,000 85,690
H2O Retailing Corp. 8,500 152,864
Hachijuni Nagano Bank, Ltd. 14,000 220,518
#Hagihara Industries, Inc. 1,000 11,185
#Hakuhodo DY Holdings, Inc. 29,483 241,178
Hakuto Co., Ltd. 1,400 43,435
Halows Co., Ltd. 400 9,609
Hamamatsu Photonics KK 26,500 386,620
Hankyu Hanshin Holdings, Inc. 7,400 219,130
Hanwa Co., Ltd. 14,500 155,450
Happinet Corp. 5,800 120,754
Hard Off Corp. Co., Ltd. 100 1,822
Haseko Corp. 21,900 382,365
Hazama Ando Corp. 16,000 183,338
Heiwa Real Estate Co., Ltd. 1,400 20,707
Heiwado Co., Ltd. 3,300 55,192
Hennge KK 1,300 10,630
Hioki EE Corp. 900 63,363
Hirano Tecseed Co., Ltd. 700 7,087
Hirata Corp. 4,403 78,921
Hirogin Holdings, Inc. 13,600 188,295
Hirose Electric Co., Ltd. 1,400 240,697
Hiroshima Gas Co., Ltd. 4,300 11,558
#HIS Co., Ltd. 12,300 79,026
Hitachi Construction Machinery
Co., Ltd. 11,200 379,418
Hitachi, Ltd. 184,600 6,106,379
Hochiki Corp. 3,300 40,000
Hodogaya Chemical Co., Ltd. 700 8,973
Hokkaido Gas Co., Ltd. 6,100 29,576
Hokko Chemical Industry Co.,
Ltd. 2,100 24,373
Hokuetsu Corp. 4,800 27,644
Honda Motor Co., Ltd. 82,200 839,165
Honda Motor Co., Ltd.,
Sponsored ADR 8,870 267,076
H-One Co., Ltd. 1,400 13,585
#Honeys Holdings Co., Ltd. 900 8,100
#Hoosiers Holdings Co., Ltd. 2,900 22,603
Shares Value
JAPAN — (Continued)
Horiba, Ltd. 3,100 $ 499,874
Hoshizaki Corp. 9,500 340,323
Hosokawa Micron Corp. 600 18,954
Hotland Holdings Co., Ltd. 700 7,228
House Foods Group, Inc. 5,200 126,485
Hulic Co., Ltd. 47,300 522,387
#IBJ, Inc. 900 4,652
#Ichibanya Co., Ltd. 6,400 37,542
Ichigo, Inc. 7,500 19,501
Ichiken Co., Ltd. 700 11,606
Ichinen Holdings Co., Ltd. 2,000 29,769
ID Holdings Corp. 4,100 26,316
Idec Corp. 1,900 42,182
#IDOM, Inc. 13,600 109,671
IHI Corp. 71,300 1,266,138
Iida Group Holdings Co., Ltd. 10,200 146,634
I'll, Inc. 2,000 28,387
Inaba Denki Sangyo Co., Ltd. 5,100 91,686
Inaba Seisakusho Co., Ltd. 300 3,209
Inabata & Co., Ltd. 2,600 64,745
#Ines Corp. 2,000 26,817
#Infomart Corp. 51,000 182,252
INFRONEER Holdings, Inc. 20,700 337,622
Insource Co., Ltd. 7,800 36,936
Intage Holdings, Inc. 1,700 20,446
Intelligent Wave, Inc. 600 3,768
Internet Initiative Japan, Inc. 13,400 294,804
#Inui Global Logistics Co., Ltd. 1,700 20,179
Iriso Electronics Co., Ltd. 1,000 17,208
#ISB Corp. 900 13,351
#Iseki & Co., Ltd. 1,600 18,580
Isetan Mitsukoshi Holdings,
Ltd. 12,600 283,851
Ishihara Sangyo Kaisha, Ltd. 1,700 31,667
Istyle, Inc. 14,500 40,251
Isuzu Motors, Ltd. 48,200 727,276
Itfor, Inc. 1,400 15,141
#ITmedia, Inc. 400 2,979
Ito En, Ltd. 7,201 134,952
Itochu Enex Co., Ltd. 7,400 100,851
#Itoki Corp. 5,900 108,940
#Iwaki Co., Ltd. 300 9,703
Izumi Co., Ltd. 4,800 30,176
J Front Retailing Co., Ltd. 26,500 496,214
JAC Recruitment Co., Ltd. 10,200 60,409
Japan Airport Terminal Co.,
Ltd. 4,801 170,873
Japan Aviation Electronics
Industry, Ltd. 3,200 47,791
Japan Business Systems, Inc. 300 3,015
Japan Cash Machine Co., Ltd. 1,900 13,520
#*Japan Communications, Inc. 23,700 16,968
Japan Electronic Materials
Corp. 1,700 65,021
Japan Elevator Service
Holdings Co., Ltd. 12,700 135,036
Japan Engine Corp. 600 35,195
Japan Eyewear Holdings Co.,
Ltd. 100 1,583

35
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
#Japan Investment Adviser
Co., Ltd. 5,500 $ 74,128
Japan Lifeline Co., Ltd. 9,700 95,645
Japan Material Co., Ltd. 9,400 133,835
#Japan Medical Dynamic
Marketing, Inc. 400 2,166
Japan Post Insurance Co., Ltd. 20,700 230,238
Japan Property Management
Center  Co., Ltd. 1,600 18,309
Japan Pulp & Paper Co., Ltd. 6,300 44,196
Japan Securities Finance Co.,
Ltd. 6,300 94,485
Japan Steel Works, Ltd. (The) 3,000 141,121
#Japan System Techniques
Co., Ltd. 2,400 28,352
#Japan Wool Textile Co., Ltd.
(The) 2,800 33,623
JBCC Holdings, Inc. 6,900 70,029
JCU Corp. 3,300 122,487
JDC Corp. 4,200 13,611
Jeol, Ltd. 4,800 247,891
JFE Systems, Inc. 800 9,612
#JINS Holdings, Inc. 1,900 76,131
JINUSHI Co., Ltd. 1,800 33,032
JM Holdings Co., Ltd. 4,000 34,392
Joshin Corp. 2,500 61,941
Joyful Honda Co., Ltd. 3,900 61,063
#JP-Holdings, Inc. 5,400 21,569
JSB Co., Ltd. 700 39,391
JSP Corp. 1,200 19,090
JTEKT Corp. 20,400 283,915
Juki Corp. 2,600 8,573
Juroku Financial Group, Inc. 7,100 105,502
Justsystems Corp. 2,600 65,806
JVCKenwood Corp. 18,800 133,894
JX Advanced Metals Corp. 8,950 213,428
Kaga Electronics Co., Ltd. 3,000 88,460
Kagome Co., Ltd. 4,900 80,320
Kajima Corp. 16,400 554,443
Kakaku.com, Inc. 14,600 338,351
#Kamakura Shinsho, Ltd. 1,900 6,360
Kamei Corp. 800 19,570
Kamigumi Co., Ltd. 4,700 152,874
Kanaden Corp. 1,900 29,247
Kanadevia Corp. 15,600 116,394
Kanamic Network Co., Ltd. 3,400 10,591
Kanamoto Co., Ltd. 4,200 138,219
Kandenko Co., Ltd. 12,400 418,045
Kaneka Corp. 4,700 168,784
Kanematsu Corp. 27,500 362,435
#Kanro, Inc. 600 4,145
#Kansai Paint Co., Ltd. 30,300 538,920
Kanto Denka Kogyo Co., Ltd. 3,600 60,345
Kao Corp. 25,200 517,215
Katitas Co., Ltd. 7,800 166,312
Kato Sangyo Co., Ltd. 2,300 92,014
Kato Works Co., Ltd. 900 7,523
KAWADA TECHNOLOGIES,
Inc. 1,700 13,570
Shares Value
JAPAN — (Continued)
Kawasaki Heavy Industries,
Ltd. 47,000 $ 815,582
KDDI Corp. 86,700 1,590,521
KeePer Technical Laboratory
Co., Ltd. 1,600 28,207
Keihan Holdings Co., Ltd. 5,300 108,646
#Keihanshin Building Co., Ltd. 5,000 36,081
Keikyu Corp. 11,700 114,410
Keio Corp. 27,000 137,319
Keisei Electric Railway Co.,
Ltd. 1,500 12,054
KEIWA, Inc. 500 3,881
Kewpie Corp. 5,600 160,131
Keyence Corp. 3,500 1,783,797
KH Neochem Co., Ltd. 2,100 43,589
Kikkoman Corp. 16,900 174,864
#Kimura Chemical Plants Co.,
Ltd. 2,500 19,030
Kinden Corp. 3,700 164,754
Kintetsu Group Holdings Co.,
Ltd. 11,701 254,560
Kirin Holdings Co., Ltd. 53,300 988,506
Ki-Star Real Estate Co., Ltd. 1,600 35,572
#Kita-Nippon Bank, Ltd. (The) 400 16,706
Kitz Corp. 5,600 77,375
Kiyo Bank, Ltd. (The) 2,200 64,801
KOA Corp. 3,400 48,237
#Koatsu Gas Kogyo Co., Ltd. 2,100 14,125
Kohnan Shoji Co., Ltd. 1,100 28,981
Kohoku Kogyo Co., Ltd. 200 5,502
Koito Manufacturing Co., Ltd. 14,400 243,866
#Kojima Co., Ltd. 3,400 29,446
Kokusai Electric Corp. 14,400 671,231
Kokuyo Co., Ltd. 28,700 163,990
Komatsu, Ltd., Class R 39,400 1,730,655
KOMEDA Holdings Co., Ltd. 7,200 130,683
Komeri Co., Ltd. 900 21,818
Konami Group Corp. 4,900 635,177
Kondotec, Inc. 1,700 16,378
Konica Minolta, Inc. 49,500 183,668
Konishi Co., Ltd. 7,800 69,268
Konoike Transport Co., Ltd. 2,800 52,615
Konoshima Chemical Co., Ltd. 300 2,992
#Kosaido Holdings Co., Ltd. 7,600 24,104
Kose Holdings Corp. 5,300 189,232
Kotobuki Spirits Co., Ltd. 14,701 234,791
#Kourakuen Corp. 600 4,243
KPP Group Holdings Co., Ltd. 6,000 41,828
Kraftia Corp. 4,900 261,303
#KRS Corp. 500 9,103
K's Holdings Corp. 12,000 142,176
Kubota Corp., Class R 67,400 1,162,171
Kumagai Gumi Co., Ltd. 10,400 93,468
Kumiai Chemical Industry Co.,
Ltd. 15,600 71,913
Kuraray Co., Ltd. 14,100 162,939
Kureha Corp. 3,100 83,523
Kurimoto, Ltd. 5,900 56,138
Kurita Water Industries, Ltd. 12,700 697,274

36
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
#Kusuri no Aoki Holdings Co.,
Ltd. 5,900 $ 148,959
KYB Corp. 800 22,710
Kyodo Printing Co., Ltd. 300 3,088
Kyoei Steel, Ltd. 2,700 32,931
Kyokuto Boeki Kaisha, Ltd. 700 7,821
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 4,400 65,050
Kyokuyo Co., Ltd. 1,900 54,175
Kyorin Pharmaceutical Co.,
Ltd. 3,200 22,951
Kyosan Electric Manufacturing
Co., Ltd. 7,100 38,883
Kyowa Kirin Co., Ltd. 7,600 121,929
Kyushu Railway Co. 8,900 201,001
#LA Holdings Co., Ltd. 1,500 25,812
Lacto Japan Co., Ltd. 900 19,105
Lasertec Corp. 3,901 928,792
Leopalace21 Corp. 37,000 157,318
Life Corp. 5,400 87,635
#LIKE, Inc. 200 1,910
#Link And Motivation, Inc. 6,700 26,636
Lintec Corp. 4,500 175,224
Lion Corp. 25,700 275,683
LITALICO, Inc. 300 2,998
Lixil Corp. 27,600 300,744
Loadstar Capital KK 2,760 46,923
#Look Holdings, Inc. 400 6,517
LY Corp. 159,900 448,694
#M&A Capital Partners Co.,
Ltd. 1,000 24,399
M3, Inc. 83,200 930,889
Mabuchi Motor Co., Ltd. 18,200 190,316
Macnica Holdings, Inc. 8,700 180,038
Maeda Kosen Co., Ltd. 5,100 62,939
Maezawa Holdings Co., Ltd. 100 1,127
Makino Milling Machine Co.,
Ltd. 2,000 174,847
Makita Corp. 8,100 263,666
#Management Solutions Co.,
Ltd. 1,100 9,893
MarkLines Co., Ltd. 1,800 15,182
#Maruchiyo Yamaokaya Corp. 600 13,114
Maruwa Co., Ltd. 400 139,526
Maruzen Showa Unyu Co.,
Ltd. 1,200 58,182
Marvelous, Inc. 800 2,351
#Matching Service Japan Co.,
Ltd. 700 4,357
Matsuda Sangyo Co., Ltd. 1,200 40,546
Matsui Securities Co., Ltd. 14,200 93,552
MatsukiyoCocokara & Co. 43,400 690,829
Max Co., Ltd. 4,800 55,559
Maxvalu Tokai Co., Ltd. 900 18,512
Mazda Motor Corp. 81,301 600,726
Mebuki Financial Group, Inc. 2,500 23,504
MEC Co., Ltd. 3,500 187,282
Media Do Co., Ltd. 100 810
Shares Value
JAPAN — (Continued)
#Medical System Network Co.,
Ltd., Class A 1,800 $ 5,472
Medipal Holdings Corp. 21,400 387,478
*Medley, Inc. 2,500 32,171
Meidensha Corp. 5,300 320,214
MEIJI Holdings Co., Ltd. 12,900 306,975
MEITEC Group Holdings, Inc. 5,700 119,531
Meiwa Corp. 3,300 18,694
Menicon Co., Ltd. 5,800 63,200
*Mercari, Inc. 30,401 819,094
METAWATER Co., Ltd. 2,900 56,188
Micronics Japan Co., Ltd. 2,500 213,220
#Mie Kotsu Group Holdings,
Inc. 2,300 8,003
Milbon Co., Ltd. 1,400 24,452
#MIMAKI ENGINEERING Co.,
Ltd. 2,800 37,210
MINEBEA MITSUMI, Inc. 17,300 402,227
Miraini Holdings Co., Ltd. 3,628 52,634
MIRAIT ONE Corp. 8,400 187,388
#Mirarth Holdings, Inc. 25,900 66,854
Miroku Jyoho Service Co., Ltd. 1,100 12,594
MISUMI Group, Inc. 25,400 615,917
Mitsuba Corp. 3,600 27,064
Mitsubishi Chemical Group
Corp. 49,300 367,834
Mitsubishi Electric Corp. 42,100 1,563,167
Mitsubishi Estate Co., Ltd. 24,600 601,462
Mitsubishi Gas Chemical Co.,
Inc. 16,500 435,337
Mitsubishi Heavy Industries,
Ltd. 86,800 2,051,909
Mitsubishi Kakoki Kaisha, Ltd. 4,700 93,129
Mitsubishi Logistics Corp. 37,600 378,539
#Mitsubishi Motors Corp. 97,601 225,636
Mitsubishi Pencil Co., Ltd. 2,200 38,287
Mitsubishi Research Institute,
Inc. 900 27,188
Mitsubishi Steel Manufacturing
Co., Ltd. 1,200 16,430
Mitsubishi UFJ Financial
Group, Inc. 183,500 4,115,425
Mitsui Chemicals, Inc. 30,100 400,483
Mitsui E&S Co., Ltd. 19,400 593,118
Mitsui Fudosan Co., Ltd. 103,300 1,012,077
Mitsui High-Tec, Inc. 10,100 57,279
Mitsui Kinzoku Co., Ltd. 4,400 855,268
#Mitsui-Soko Holdings Co.,
Ltd. 6,100 138,186
Mitsuuroko Group Holdings
Co., Ltd. 5,000 66,447
Miura Co., Ltd. 10,200 206,082
#Miyaji Engineering Group,
Inc. 1,600 15,927
Mizuho Financial Group, Inc. 31,500 1,615,704
Mizuho Medy Co., Ltd. 600 6,319
Mizuno Corp. 3,800 88,183
Mochida Pharmaceutical Co.,
Ltd. 1,400 27,433

37
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Modec, Inc. 8,400 $ 544,701
Monex Group, Inc. 12,300 54,461
Monogatari Corp. (The) 1,800 61,950
MonotaRO Co., Ltd. 30,600 384,938
Morinaga & Co., Ltd. 3,200 53,077
Moriroku Co., Ltd. 600 9,481
Morita Holdings Corp. 3,500 55,415
Morito Co., Ltd. 500 5,662
MOS Food Services, Inc. 1,700 41,159
MrMax Holdings, Ltd. 400 1,972
MS&AD Insurance Group
Holdings, Inc. 57,800 1,787,453
#MTG Co., Ltd. 1,000 47,794
#Mugen Estate Co., Ltd. 3,000 36,590
m-up Holdings, Inc. 10,500 52,030
Murata Manufacturing Co., Ltd. 2,600 121,097
Nachi-Fujikoshi Corp. 700 24,092
#Nafco Co., Ltd. 600 8,418
Nagano Keiki Co., Ltd. 500 11,839
Nagase & Co., Ltd. 46,200 330,197
Nagoya Railroad Co., Ltd. 15,601 185,674
Nakabayashi Co., Ltd. 100 364
Nakanishi, Inc. 5,400 102,930
Namura Shipbuilding Co., Ltd. 9,100 248,039
NANKAI Co., Ltd. 2,900 54,485
NEC Corp. 43,900 1,306,868
Needs Well, Inc. 1,200 3,391
#*Net Protections Holdings,
Inc. 11,000 30,397
Nexon Co., Ltd. 10,200 160,215
Nextage Co., Ltd. 7,900 166,211
NHK Spring Co., Ltd. 19,400 439,843
Nichias Corp. 3,200 67,507
Nichiden Corp. 2,100 40,688
Nichireki Group Co., Ltd. 900 12,458
*NIDEC Corp. 2,000 32,545
Nifco, Inc. 11,800 386,034
#Nihon Dempa Kogyo Co., Ltd. 2,500 40,289
#Nihon House Holdings Co.,
Ltd. 1,500 2,920
Nihon Kohden Corp. 10,400 103,886
Nihon M&A Center Holdings,
Inc. 59,300 237,461
Nikkato Corp. 1,200 9,270
Nikkiso Co., Ltd. 7,200 169,571
Nikko Co., Ltd. 300 1,850
#Nikkon Holdings Co., Ltd. 5,000 158,361
Nikon Corp. 20,100 240,985
Nintendo Co., Ltd. 25,000 1,205,684
Nippn Corp. 3,300 58,218
Nippon Aqua Co., Ltd. 200 946
#Nippon Avionics Co., Ltd. 600 20,009
Nippon Carbide Industries Co.,
Inc. 700 14,090
#Nippon Chemical Industrial
Co., Ltd. 700 26,070
Nippon Concrete Industries
Co., Ltd. 300 642
Shares Value
JAPAN — (Continued)
Nippon Densetsu Kogyo Co.,
Ltd. 2,200 $ 55,820
NIPPON EXPRESS
HOLDINGS, Inc. 20,400 676,220
Nippon Gas Co., Ltd. 17,300 309,765
Nippon Kayaku Co., Ltd. 21,000 253,490
Nippon Light Metal Holdings
Co., Ltd. 10,600 180,744
Nippon Paint Holdings Co.,
Ltd. 75,300 572,228
Nippon Parking Development
Co., Ltd. 23,400 36,153
Nippon Rietec Co., Ltd. 900 13,690
Nippon Seiki Co., Ltd. 2,100 32,181
Nippon Shinyaku Co., Ltd. 7,400 158,015
Nippon Shokubai Co., Ltd. 15,800 214,140
Nippon Signal Co., Ltd. 5,100 51,472
Nippon Ski Resort
Development Co., Ltd. 900 2,685
Nippon Soda Co., Ltd. 2,600 62,622
Nippon Thompson Co., Ltd. 4,700 52,601
Nishimatsu Construction Co.,
Ltd. 1,900 63,399
Nishimatsuya Chain Co., Ltd. 3,300 41,264
Nishi-Nippon Railroad Co., Ltd. 1,600 31,372
Nishio Holdings Co., Ltd. 1,500 40,462
Nissan Chemical Corp. 16,401 772,848
#*Nissan Motor Co., Ltd. 117,501 248,101
Nissan Shatai Co., Ltd. 4,000 24,318
Nissan Tokyo Sales Holdings
Co., Ltd. 3,400 11,638
Nissei ASB Machine Co., Ltd. 700 39,874
Nisshin Seifun Group, Inc. 14,300 180,743
Nisshinbo Holdings, Inc. 13,300 182,053
Nissui Corp. 29,500 233,814
Niterra Co., Ltd. 3,300 195,130
#Nitori Holdings Co., Ltd. 15,300 243,926
Nitta Gelatin, Inc. 1,000 8,146
Nitto Denko Corp. 68,400 1,428,356
Nitto Kogyo Corp. 2,700 73,764
Nitto Seiko Co., Ltd. 1,500 7,395
Nittoc Construction Co., Ltd. 700 5,025
Nittoku Co., Ltd., Class B 1,000 16,455
Noevir Holdings Co., Ltd. 1,800 56,185
Nojima Corp. 20,400 167,197
Nomura Co., Ltd. 5,100 37,539
Nomura Holdings, Inc. 75,600 721,696
*Nomura Holdings, Inc.,
Sponsored ADR 34,860 337,445
#Nomura Micro Science Co.,
Ltd. 2,000 50,369
Nomura Real Estate Holdings,
Inc. 56,600 327,034
Nomura Research Institute,
Ltd. 26,400 776,953
Noritake Co., Ltd. 2,500 53,384
Noritsu Koki Co., Ltd. 800 9,787
Noritz Corp. 3,800 56,681
#NPC, Inc. 2,000 8,240

38
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
#NS Solutions Corp. 5,500 $ 135,233
NSD Co., Ltd. 6,000 106,736
NSK, Ltd. 1,200 8,682
NTN Corp. 52,500 128,921
NTT, Inc. 797,300 763,125
*Nxera Pharma Co., Ltd. 6,000 33,010
Oat Agrio Co., Ltd. 400 6,115
#Obara Group, Inc. 800 28,890
OBIC Co., Ltd. 15,000 426,284
Odakyu Electric Railway Co.,
Ltd. 14,101 156,353
#Oenon Holdings, Inc. 2,200 6,770
#Ohba Co., Ltd. 300 2,135
Oiles Corp. 800 14,339
#Oisix, Inc. 1,200 12,277
Okabe Co., Ltd. 600 3,471
#Okada Aiyon Corp. 300 3,787
Okamoto Industries, Inc. 600 22,610
Okamura Corp. 4,600 67,602
Oki Electric Industry Co., Ltd. 7,900 136,442
Okinawa Cellular Telephone
Co. 5,700 138,540
Okinawa Financial Group, Inc. 800 36,929
OKUMA Corp. 8,300 257,770
Okumura Corp. 1,600 58,182
Okura Industrial Co., Ltd. 600 20,914
Olympus Corp. 72,500 828,702
Omron Corp. 11,000 375,130
Ono Pharmaceutical Co., Ltd. 23,301 348,875
Onward Holdings Co., Ltd. 21,100 101,110
Ootoya Holdings Co., Ltd. 300 16,166
Open House Group Co., Ltd. 12,200 651,969
Open Up Group, Inc. 6,400 80,952
Optex Group Co., Ltd. 3,600 78,568
*Optim Corp. 200 516
#Optimus Group Co., Ltd. 1,300 3,429
Oracle Corp. 1,700 94,831
#Organo Corp. 3,200 295,029
Oriental Land Co., Ltd. 23,739 472,171
Oriental Shiraishi Corp. 10,200 23,446
Osaka Gas Co., Ltd. 11,600 401,784
#Osaka Organic Chemical
Industry, Ltd. 1,400 39,874
Osaki Electric Co., Ltd. 2,800 26,343
#OSG Corp. 3,000 69,260
Otsuka Corp. 16,000 328,994
Pack Corp. (The) 7,200 65,613
PAL GROUP Holdings Co.,
Ltd. 16,300 153,044
Pan Pacific International
Holdings Corp. 74,700 423,265
Panasonic Holdings Corp. 38,600 1,038,545
Park24 Co., Ltd. 14,400 178,615
Penta-Ocean Construction
Co., Ltd. 24,600 232,984
Persol Holdings Co., Ltd. 351,300 582,025
PHC Holdings Corp. 4,300 29,706
#Pigeon Corp. 20,100 255,061
#PILLAR Corp. 2,200 131,123
Shares Value
JAPAN — (Continued)
Pilot Corp. 6,600 $ 75,171
#*PKSHA Technology, Inc. 1,400 24,505
*Plaid, Inc. 400 1,452
Plus Alpha Consulting Co., Ltd. 3,600 51,731
Pole To Win Holdings, Inc. 100 209
Port, Inc. 400 6,130
Prestige International, Inc. 10,900 48,604
#Pronexus, Inc. 1,900 14,140
Properst Co., Ltd. 300 526
#Pro-Ship, Inc. 1,400 16,266
#PS Construction Co., Ltd. 1,630 23,351
QB Net Holdings Co., Ltd. 200 1,620
#Qol Holdings Co., Ltd. 5,200 68,386
Quick Co., Ltd. 5,100 24,887
Raccoon Holdings, Inc. 1,000 4,032
Raito Kogyo Co., Ltd. 3,700 87,722
Raiznext Corp. 1,200 21,939
#Rakus Co., Ltd. 14,300 95,199
*Rakuten Bank, Ltd. 9,200 316,229
*Rakuten Group, Inc. 51,400 269,097
#Rasa Industries, Ltd. 6,700 76,836
Recruit Holdings Co., Ltd. 96,900 7,637,588
Relo Group, Inc. 12,900 163,169
Renesas Electronics Corp. 3,400 73,498
Rengo Co., Ltd. 35,200 329,838
#*RENOVA, Inc. 13,700 80,019
Resona Holdings, Inc. 19,600 269,765
Resonac Holdings Corp. 10,100 870,608
Restar Corp. 1,600 41,451
#Retail Partners Co., Ltd. 2,000 17,221
Rheon Automatic Machinery
Co., Ltd. 700 6,678
Ricoh Co., Ltd. 39,300 389,853
Riken Keiki Co., Ltd. 1,800 39,510
Riken Technos Corp. 3,200 44,536
Rinnai Corp. 5,700 128,158
Rion Co., Ltd. 400 8,366
Riso Kyoiku Group Corp. 5,000 6,532
Roland Corp., Registered 1,100 29,050
#Rorze Corp. 4,400 110,231
RYODEN Corp. 1,500 41,074
Ryohin Keikaku Co., Ltd. 33,800 886,686
Ryoyo Ryosan Holdings, Inc. 3,244 59,776
S&B Foods, Inc. 500 20,725
#Sac's Bar Holdings, Inc. 1,100 5,340
Saibu Gas Holdings Co., Ltd. 2,800 41,519
Sakai Chemical Industry Co.,
Ltd. 2,800 70,692
Sakai Moving Service Co., Ltd. 800 14,957
Sakata INX Corp. 9,500 149,160
Sakata Seed Corp. 1,900 51,490
Sala Corp. 2,500 17,993
Samco, Inc., Class D 300 16,053
San Holdings, Inc. 1,900 17,303
San-Ai Obbli Co., Ltd. 5,300 77,391
Sangetsu Corp. 4,200 81,639
Sanki Engineering Co., Ltd. 17,100 247,975
Sanko Gosei, Ltd. 1,400 8,555

39
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Sankyo Co., Ltd. 26,700 $ 310,892
#Sankyo Tateyama, Inc. 1,100 4,511
Sankyu, Inc. 5,500 327,185
#Sanoh Industrial Co., Ltd. 3,300 16,850
#Sanrio Co., Ltd. 53,800 429,961
#Sansan, Inc. 11,700 146,154
Sansei Technologies, Inc. 1,000 14,715
Santen Pharmaceutical Co.,
Ltd. 31,000 366,802
Sanwa Holdings Corp. 21,800 471,255
Sanyo Chemical Industries,
Ltd. 1,200 36,665
Sanyo Denki Co., Ltd. 2,200 75,993
Sanyo Trading Co., Ltd. 6,600 35,855
Sapporo Breweries, Ltd. 17,200 217,289
Sato Corp. 2,900 44,586
SBI Holdings, Inc. 51,000 973,076
SBS Holdings, Inc. 1,700 47,618
SCREEN Holdings Co., Ltd. 6,800 538,106
Scroll Corp. 2,900 30,981
Secom Co., Ltd., Class B 12,800 553,240
Sega Sammy Holdings, Inc. 18,400 317,616
Segue Group Co., Ltd. 600 2,235
Seibu Holdings, Inc. 10,000 223,709
Seika Corp. 2,700 44,597
#Seikitokyu Kogyo Co., Ltd. 1,700 16,047
Seiko Electric Co., Ltd. 300 3,910
Seiko Epson Corp. 15,400 285,320
Seiko Group Corp. 2,900 144,613
Seino Holdings Co., Ltd. 8,900 147,229
Sekisui Chemical Co., Ltd. 27,400 458,603
Sekisui House, Ltd. 41,600 911,294
Sekisui Kasei Co., Ltd. 600 1,997
Senko Group Holdings Co.,
Ltd. 9,500 131,589
Senshu Electric Co., Ltd. 1,900 72,671
Septeni Holdings Co., Ltd. 6,100 19,730
Seria Co., Ltd. 3,900 94,301
Seven & i Holdings Co., Ltd. 89,700 1,188,113
#Seven Bank, Ltd. 110,300 220,704
SG Holdings Co., Ltd. 20,200 200,636
Sharingtechnology, Inc. 1,700 14,307
#*Sharp Corp. 27,200 105,640
Shibaura Machine Co., Ltd. 2,700 69,948
Shibaura Mechatronics Corp. 11,500 316,706
Shibuya Corp. 1,400 38,599
#*SHIFT, Inc. 35,915 197,953
Shimadzu Corp. 16,000 411,393
Shimano, Inc. 1,800 227,508
Shimizu Corp. 24,400 364,640
Shin Nippon Air Technologies
Co., Ltd. 3,000 61,046
Shinagawa Refra Co., Ltd. 2,800 36,173
Shin-Etsu Chemical Co., Ltd. 34,100 1,242,142
Shin-Etsu Polymer Co., Ltd. 3,700 49,798
Shinko Shoji Co., Ltd. 1,500 14,658
Shinmaywa Industries, Ltd. 9,900 122,674
#Shinnihonseiyaku Co., Ltd. 2,000 25,398
Shares Value
JAPAN — (Continued)
#Shinwa Co., Ltd. 600 $ 11,964
Shionogi & Co., Ltd. 21,400 390,905
Ship Healthcare Holdings, Inc. 7,500 120,631
Shiseido Co., Ltd. 31,501 623,986
#Shizuki Electric Co., Inc. 500 3,250
Shizuoka Financial Group, Inc. 12,700 253,641
Shizuoka Gas Co., Ltd. 7,600 60,189
SHO-BOND Holdings Co., Ltd. 12,400 102,993
#Shoei Co., Ltd. 5,100 62,491
#Shoei Foods Corp. 200 5,546
SIGMAXYZ Holdings, Inc. 14,300 53,617
Siix Corp. 3,200 28,217
Simplex Holdings, Inc. 26,600 188,944
Sinfonia Technology Co., Ltd. 3,300 276,269
Sinko Industries, Ltd. 7,100 54,579
SKY Perfect JSAT Corp. 17,800 234,986
SMC Corp. 900 398,380
SMS Co., Ltd. 12,401 171,889
#Socionext, Inc. 30,502 366,369
#Soda Nikka Co., Ltd. 900 6,817
SoftBank Corp. 1,209,000 1,696,283
#Softcreate Holdings Corp.,
Class B 2,000 26,240
Software Service, Inc. 200 13,842
Soken Chemical & Engineering
Co., Ltd. 2,000 38,813
Sony Financial Group, Inc. 902,700 886,117
Sony Group Corp. 275,100 6,542,966
Sotetsu Holdings, Inc. 3,400 56,224
#S-Pool, Inc. 400 681
Square Enix Holdings Co., Ltd. 19,200 333,355
#SRA Holdings 1,200 35,045
#SRE Holdings Corp. 2,000 34,279
#SRS Holdings Co., Ltd. 3,500 31,521
Star Mica Holdings Co., Ltd. 5,500 52,539
Starts Corp., Inc. 3,500 104,522
#Stella Chemifa Corp. 1,000 32,470
Strike Group Co., Ltd. 2,400 19,926
Subaru Corp. 66,100 1,127,301
Sugi Holdings Co., Ltd. 14,082 249,624
Sukegawa Electric Co., Ltd. 100 2,685
Sumida Corp. 1,300 10,549
Sumitomo Bakelite Co., Ltd. 800 32,723
Sumitomo Chemical Co., Ltd. 110,083 360,410
Sumitomo Electric Industries,
Ltd. 82,000 1,124,748
Sumitomo Forestry Co., Ltd. 39,400 333,437
Sumitomo Heavy Industries,
Ltd. 15,100 496,742
Sumitomo Mitsui Financial
Group, Inc. 86,100 3,684,631
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 37,553 971,872
Sumitomo Mitsui Trust Group,
Inc. 104,800 1,088,643
*Sumitomo Pharma Co., Ltd. 12,700 99,542
Sumitomo Realty &
Development Co., Ltd. 32,600 737,684

40
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Sumitomo Seika Chemicals
Co., Ltd. 2,000 $ 15,362
Sun Frontier Fudousan Co.,
Ltd. 600 9,451
Sundrug Co., Ltd. 5,400 128,196
Suntory Beverage & Food, Ltd. 4,200 121,338
Sun-Wa Technos Corp. 900 20,377
Suzuken Co., Ltd. 7,800 249,394
Suzuki Co., Ltd. 700 13,180
Suzuki Motor Corp. 136,000 1,781,730
SWCC Corp. 5,200 370,670
Sysmex Corp. 52,300 525,217
#System Research Co., Ltd. 1,300 14,998
System Support Holdings, Inc. 2,700 18,975
Systena Corp. 23,300 61,460
#Syuppin Co., Ltd. 3,200 27,232
T Hasegawa Co., Ltd. 3,700 75,522
T&D Holdings, Inc. 20,500 655,073
Tachi-S Co., Ltd., Class S 5,100 72,452
Tadano, Ltd. 15,200 127,729
Taikisha, Ltd. 1,600 42,556
Taisei Corp. 5,600 459,501
Taiyo Holdings Co., Ltd. 9,200 273,010
Takamatsu Construction
Group Co., Ltd. 1,300 30,495
Takamiya Co., Ltd. 400 1,058
Takaoka Toko Co., Ltd. 700 30,730
Takara Holdings, Inc. 10,700 140,415
Takara Standard Co., Ltd. 4,000 75,867
Takasago International Corp. 4,500 34,197
Takasago Thermal
Engineering Co., Ltd. 11,400 305,289
Takashima & Co., Ltd. 3,400 17,339
Takashimaya Co., Ltd. 26,400 377,285
Takeda Pharmaceutical Co.,
Ltd. 56,000 1,938,942
Takeuchi Manufacturing Co.,
Ltd. 6,300 294,772
#Tama Home Co., Ltd. 1,600 30,548
Tamagawa Holdings Co., Ltd. 200 1,620
Tamron Co., Ltd. 7,100 64,122
Tamura Corp. 3,000 15,261
Tanseisha Co., Ltd. 6,800 59,320
TASUKI Holdings, Inc. 800 5,572
#Tauns Laboratories, Inc. 400 1,188
Tayca Corp. 200 2,794
#Tazmo Co., Ltd. 1,300 32,699
#TDC Soft, Inc. 4,900 32,682
TechMatrix Corp. 6,300 80,795
Teijin, Ltd. 31,300 321,797
#Teikoku Corp. 600 12,642
#Tekken Corp. 900 24,870
#Tera Probe, Inc. 300 19,312
Terasaki Electric Co., Ltd. 200 5,081
Terumo Corp. 24,400 356,135
#Tess Holdings Co., Ltd. 9,800 41,730
THK Co., Ltd. 6,700 281,928
TISI, Inc. 27,800 659,972
TKC Corp. 3,400 82,531
Shares Value
JAPAN — (Continued)
TOA Corp. 4,400 $ 56,263
#TOA ROAD Corp. 1,600 16,339
Toagosei Co., Ltd. 5,100 57,526
TOBISHIMA HOLDINGS, Inc. 1,700 22,090
Tobu Railway Co., Ltd. 8,401 163,351
Tocalo Co., Ltd. 6,600 120,663
Tochigi Bank, Ltd. (The) 9,200 54,949
Toda Corp. 32,800 307,040
Toei Animation Co., Ltd. 7,400 136,544
Toenec Corp. 6,300 81,112
Toho Co., Ltd. 18,400 175,882
Toho Co., Ltd. 2,000 17,020
Toho Gas Co., Ltd. 36,000 262,609
Toho Holdings Co., Ltd. 4,000 100,838
#*Toho Zinc Co., Ltd. 1,000 5,533
Tokai Corp. 100 1,539
TOKAI Holdings Corp. 11,200 81,736
Tokai Rika Co., Ltd. 1,200 23,928
Tokai Tokyo Financial
Holdings, Inc. 22,600 113,834
Tokio Marine Holdings, Inc. 84,300 4,295,872
Tokyo Base Co., Ltd. 6,900 16,554
Tokyo Electron Device, Ltd. 3,700 93,647
Tokyo Electron, Ltd. 16,400 5,716,439
Tokyo Energy & Systems, Inc. 2,000 25,046
Tokyo Gas Co., Ltd. 14,500 566,340
#Tokyo Keiki, Inc. 900 38,888
Tokyo Kiraboshi Financial
Group, Inc. 9,200 98,399
#Tokyo Metro Co., Ltd. 10,900 99,775
Tokyo Ohka Kogyo Co., Ltd. 12,300 686,127
Tokyo Sangyo Co., Ltd. 200 1,043
Tokyo Seimitsu Co., Ltd. 7,100 765,181
Tokyo Tatemono Co., Ltd. 20,700 440,326
Tokyotokeiba Co., Ltd. 700 22,113
Tokyu Construction Co., Ltd. 15,300 112,041
Tokyu Corp. 21,700 238,090
Tokyu Fudosan Holdings Corp. 73,400 616,104
Toli Corp. 3,300 13,845
#Tomen Devices Corp. 400 53,132
Tomoe Engineering Co., Ltd. 300 3,650
Tomoku Co., Ltd. 400 11,342
#Tomy Co., Ltd. 15,300 348,520
Topre Corp. 2,200 39,005
Toray Industries, Inc. 55,800 405,818
Tosei Corp. 10,300 117,668
Toshiba TEC Corp. 2,800 55,657
Totech Corp. 3,900 94,790
Totetsu Kogyo Co., Ltd. 2,700 70,796
TOTO, Ltd. 10,202 449,151
Towa Pharmaceutical Co., Ltd. 300 7,546
Toyo Kanetsu KK 2,600 39,941
Toyo Seikan Group Holdings,
Ltd. 6,900 176,460
Toyobo Co., Ltd. 15,000 143,194
Toyoda Gosei Co., Ltd. 5,500 192,124
Toyota Boshoku Corp. 13,000 182,927
Toyota Motor Corp. 335,901 6,470,142

41
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Toyota Motor Corp.,
Sponsored ADR 1,650 $ 311,833
Toyota Tsusho Corp. 31,400 1,325,613
#Transaction Co., Ltd. 6,300 47,480
*Transaction Media Networks,
Inc. 100 263
Transcosmos, Inc. 2,000 47,731
TRE Holdings Corp. 4,500 57,032
Treasure Factory Co., Ltd. 1,600 21,052
Trend Micro, Inc. 17,600 700,905
#Tri Chemical Laboratories,
Inc. 1,300 26,494
Trusco Nakayama Corp. 3,900 59,152
Tsubakimoto Chain Co. 3,800 61,716
Tsuburaya Fields Holdings,
Inc. 8,700 131,682
Tsugami Corp. 12,100 456,718
Tsukada Global Holdings, Inc. 1,800 6,873
Tsukishima Holdings Co., Ltd. 5,400 92,722
Tsuruha Holdings, Inc. 21,651 329,609
Tsurumi Manufacturing Co.,
Ltd. 1,600 22,378
UACJ Corp. 22,700 335,742
Uchida Yoko Co., Ltd. 3,000 40,339
ULS Group, Inc. 400 1,412
Umios Corp. 13,100 107,861
#U-Next Holdings Co., Ltd. 8,000 85,966
Unicharm Corp. 18,700 118,207
Unipres Corp. 2,900 24,333
UNISOL Holdings Co.rp. 3,700 66,576
United Arrows, Ltd. 4,000 60,970
#United Super Markets
Holdings, Inc. 7,621 39,343
#Urbanet Corp. Co., Ltd. 3,400 10,741
User Local, Inc. 2,500 28,513
Ushio, Inc. 10,200 242,532
USS Co., Ltd. 40,900 518,234
UT Group Co., Ltd. 141,600 163,633
Valor Holdings Co., Ltd. 3,300 67,668
Valqua, Ltd. 1,700 69,292
Vector, Inc. 7,000 78,078
Vision, Inc. 7,500 48,658
#*Visional, Inc. 4,700 257,190
Vital KSK Holdings, Inc. 5,500 57,893
VT Holdings Co., Ltd. 12,700 39,243
Wacoal Holdings Corp. 3,500 96,762
Wacom Co., Ltd. 27,100 132,756
Wakita & Co., Ltd. 4,700 56,734
#Watahan & Co., Ltd. 1,000 8,259
#Wealth Management, Inc. 200 1,318
#Weathernews, Inc. 3,700 46,824
Wellneo Sugar Co., Ltd. 600 10,419
#West Holdings Corp. 5,500 87,358
#Will Group, Inc., Preference 2,400 16,324
#WingArc1st, Inc. 3,900 78,135
Workman Co., Ltd. 2,500 92,165
World Co., Ltd. 7,000 70,561
World Holdings Co., Ltd. 500 8,344
Xebio Holdings Co., Ltd. 3,000 20,650
Shares Value
JAPAN — (Continued)
#YAC Holdings Co., Ltd. 1,300 $ 9,365
Yahagi Construction Co., Ltd. 2,800 33,553
#YAKUODO Holdings Co., Ltd. 900 9,762
YAMABIKO Corp. 3,100 75,444
Yamada Holdings Co., Ltd. 58,400 261,548
Yamae Group Holdings Co.,
Ltd. 1,200 21,208
Yamaha Corp. 35,203 274,925
Yamaha Motor Co., Ltd. 43,900 370,279
Yamaichi Electronics Co., Ltd. 700 37,720
#Yamatane Corp. 800 10,596
#Yamato Holdings Co., Ltd. 13,900 180,663
Yamazaki Baking Co., Ltd. 6,706 141,469
Yamazen Corp. 8,200 91,463
#Yaskawa Electric Corp. 10,300 314,838
Yellow Hat, Ltd. 7,500 85,210
Yodoko, Ltd. 1,400 12,178
Yokogawa Bridge Holdings
Corp. 4,600 85,514
Yokogawa Electric Corp. 8,000 290,507
Yokohama Financial Group,
Inc. 33,600 388,070
Yondenko Corp. 3,200 40,335
Yondoshi Holdings, Inc. 700 9,105
#Yonex Co., Ltd. 5,300 86,644
*Yoshimura Food Holdings KK 500 1,941
Yuasa Co., Ltd. 1,800 65,681
Yurtec Corp. 5,200 78,118
Zacros Corp. 6,400 54,504
#Zenrin Co., Ltd. 3,700 21,076
Zeon Corp. 21,900 310,981
#ZIGExN Co., Ltd. 7,400 19,566
Zojirushi Corp., Class B 900 8,139
ZOZO, Inc. 44,900 322,316
TOTAL JAPAN 241,881,462
NETHERLANDS — (5.8%)
Aalberts NV, Registered 4,949 242,340
ABN AMRO Bank NV, Class
CV 47,283 2,121,656
Acomo NV 4,051 110,929
#Aegon, Ltd. 6,102 57,836
Aegon, Ltd.- NYS, Registered 155,817 1,470,913
#Akzo Nobel NV 22,417 1,566,082
Allfunds Group PLC 37,524 381,651
AMG Critical Materials NV 3,716 125,698
APERAM SA 7,010 366,651
Arcadis NV 4,975 232,508
ASM International NV 2,274 2,096,219
ASML Holding NV- NYS 17,456 28,435,824
ASML Holding NV, Class B 393 648,496
ASR Nederland NV, Class B 34,861 2,842,947
Ω*Basic-Fit NV 5,084 202,506
BE Semiconductor Industries
NV 4,609 1,051,296
#Brunel International NV 2,503 21,627
*CM.com NV 1,480 11,954
Coca-Cola Europacific
Partners PLC 6,500 718,691

42
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
NETHERLANDS — (Continued)
Corbion NV 6,148 $ 133,903
ΩCTP NV 11,301 202,577
#DSM-Firmenich AG 8,860 951,903
*Flow Traders, Ltd. 2,242 68,306
Fugro NV 6,763 66,218
Havas NV 5,722 122,123
Heineken NV 6,916 624,958
IMCD NV 4,745 517,438
ING Groep NV 138,648 4,855,831
Kendrion NV 3,033 66,442
Koninklijke Ahold Delhaize NV 52,227 2,064,684
Koninklijke BAM Groep NV 28,785 383,844
Koninklijke Heijmans NV 2,718 292,236
Koninklijke KPN NV 762,431 3,606,229
Koninklijke Philips NV 10,885 284,789
#Koninklijke Philips NV- NYS 44,509 1,170,587
Koninklijke Vopak NV 4,852 273,429
*Magnum Ice Cream Co. NV
(The) 800 14,907
#*Magnum Ice Cream Co. NV
(The) 16,338 304,050
Nedap NV 220 24,325
NN Group NV 33,851 3,178,095
#PostNL NV 38,863 40,131
*Prosus NV 29,792 1,369,887
Randstad NV 11,602 487,227
SBM Offshore NV 25,855 962,033
ΩSignify NV 11,485 195,039
#Sligro Food Group NV 953 11,513
TKH Group NV 4,086 200,081
*TomTom NV 3,428 15,169
Universal Music Group NV 66,076 1,097,402
Van Lanschot Kempen NV 2,894 216,596
Wolters Kluwer NV 16,324 1,274,893
TOTAL NETHERLANDS 67,782,669
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 27,905 135,287
Auckland International Airport,
Ltd. 57,900 296,358
#Briscoe Group, Ltd. 3,708 10,023
Channel Infrastructure NZ, Ltd. 67,451 135,164
#Chorus, Ltd. 40,065 222,022
Contact Energy, Ltd. 23,581 126,102
EBOS Group, Ltd. 10,679 138,313
Fisher & Paykel Healthcare
Corp., Ltd. 19,296 461,397
Freightways Group, Ltd. 17,199 139,982
#*Gentrack Group, Ltd. 5,397 11,449
Hallenstein Glasson Holdings,
Ltd. 4,517 28,270
#Heartland Group Holdings,
Ltd. 124,822 90,956
Infratil, Ltd. 22,998 199,749
Mainfreight, Ltd. 2,043 83,079
Mercury NZ, Ltd. 19,434 76,517
Meridian Energy, Ltd. 35,727 119,672
Napier Port Holdings, Ltd. 60 127
NZME, Ltd. 300 188
Shares Value
NEW ZEALAND — (Continued)
NZX, Ltd. 35,899 $ 31,433
*Oceania Healthcare, Ltd. 25,335 11,240
Port of Tauranga, Ltd. 7,459 35,505
*Ryman Healthcare, Ltd. 43,739 55,005
Scales Corp., Ltd. 15,453 59,026
Skellerup Holdings, Ltd. 24,321 99,331
SKY Network Television, Ltd. 13,726 26,215
*SKYCITY Entertainment
Group, Ltd. 39,342 14,334
Spark New Zealand, Ltd. 182,471 205,880
Summerset Group Holdings,
Ltd. 11,256 55,100
TOWER, Ltd. 39,733 43,430
Turners Automotive Group,
Ltd. 2,279 10,928
Vector, Ltd. 12,773 37,155
TOTAL NEW ZEALAND 2,959,237
NORWAY — (0.8%)
ABG Sundal Collier Holding
ASA 20,997 15,918
AF Gruppen ASA 4,284 85,552
Aker Solutions ASA 44,675 198,028
AKVA Group ASA 12 163
*Archer, Ltd. 11,987 31,344
*Atea ASA, Class A 6,835 123,379
Ω*AutoStore Holdings, Ltd. 21,113 26,691
#Borregaard ASA 944 15,726
Bouvet ASA 8,494 40,436
ΩBW LPG, Ltd. 6,315 143,290
ΩBW LPG, Ltd. 380 8,573
BW Offshore, Ltd. 12,828 63,097
*Cloudberry Clean Energy
ASA 32,580 44,863
DNB Bank ASA 43,564 1,400,964
DOF Group ASA 20,843 273,608
ΩElmera Group ASA 15,736 75,825
Elopak ASA 19,804 75,903
ΩEntra ASA, Class B 3,839 42,906
ΩEuropris ASA 21,996 197,830
Gjensidige Forsikring ASA 9,202 273,803
ΩKid ASA 3,813 52,184
Kitron ASA 18,690 171,249
*Kongsberg Automotive ASA 4,861 1,107
Kongsberg Gruppen ASA 21,244 663,469
*Kongsberg Maritime A/S 21,244 119,389
Leroy Seafood Group ASA 7,098 31,058
#*LINK Mobility Group Holding
ASA 39,381 105,883
Medistim ASA 775 18,467
Mowi ASA 9,808 209,517
Ω#Multiconsult ASA 1,711 27,422
#NORBIT ASA 3,743 69,223
Norconsult Norge A/S 15,389 63,038
*Nordic Semiconductor ASA 8,733 146,130
Norsk Hydro ASA 17,028 155,590
*Northern Ocean, Ltd. 93 74
Odfjell Drilling, Ltd. 15,665 150,304
Odfjell Technology, Ltd. 1,528 9,360

43
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
NORWAY — (Continued)
Orkla ASA 8,583 $ 95,385
Pareto Bank ASA 3,667 23,779
*Pexip Holding ASA 4,032 34,095
*PhotoCure ASA 8 45
Protector Forsikring ASA 4,593 237,975
*Reach Subsea ASA 26,398 14,279
Salmar ASA 2,180 118,491
*SATS ASA 12,290 54,361
Ω*Scatec ASA 16,448 158,858
*SED Energy Holdings PLC,
Class A 16,496 13,828
Selvaag Bolig ASA 4,141 14,605
Sparebank 1 Oestlandet 3,744 76,852
SpareBank 1 Sor-Norge ASA 14,087 314,886
Sparebanken More 4,740 55,725
Sparebanken Norge 4,672 96,837
Storebrand ASA 46,439 986,147
Subsea 7 SA 19,771 663,745
TGS ASA 21,414 287,651
TOMRA Systems ASA 2,151 23,768
Veidekke ASA 11,170 221,652
Vend Marketplaces ASA,
Class B 4,763 120,027
Wilh. Wilhelmsen Holding
ASA, Class A 1,249 101,140
Wilh. Wilhelmsen Holding
ASA, Class B 323 24,282
*Zaptec ASA 2,418 11,524
TOTAL NORWAY 8,881,300
PORTUGAL — (0.3%)
Altri SGPS SA 4,803 26,166
Banco Comercial Portugues
SA, Class R 515,848 632,087
#Corticeira Amorim SGPS SA 5,615 42,767
CTT-Correios de Portugal SA 3,340 23,672
EDP Renewables SA 38,759 599,791
EDP SA 318,767 1,639,404
#Navigator Co. SA (The) 15,860 59,488
NOS SGPS SA 27,207 151,193
REN - Redes Energeticas
Nacionais SGPS SA 36,994 147,057
Sonae SGPS SA 104,311 244,831
TOTAL PORTUGAL 3,566,456
SINGAPORE — (1.0%)
AEM Holdings, Ltd. 20,816 133,606
BRC Asia, Ltd. 3,000 9,955
China Aviation Oil Singapore
Corp., Ltd. 22,800 30,902
City Developments, Ltd. 59,100 361,376
CSE Global, Ltd. 64,060 59,879
DBS Group Holdings, Ltd. 72,500 4,180,129
DFI Retail Group Holdings,
Ltd. 17,400 68,730
Food Empire Holdings, Ltd. 39,720 75,183
Frasers Property, Ltd. 16,400 13,286
Frencken Group, Ltd. 25,700 49,446
Genting Singapore, Ltd. 292,700 144,777
GuocoLand, Ltd. 200 355
Shares Value
SINGAPORE — (Continued)
Ho Bee Land, Ltd. 18,400 $ 29,382
Hong Fok Corp., Ltd. 25,100 17,205
Hongkong Land Holdings, Ltd. 31,400 254,968
Hour Glass, Ltd. (The) 18,100 38,912
iFAST Corp., Ltd. 17,100 121,077
ISDN Holdings, Ltd. 12,241 6,150
Keppel, Ltd. 70,000 625,409
Nanofilm Technologies
International, Ltd. 14,900 12,303
NETLINK NBN TRUST 168,900 132,878
OUE, Ltd. 300 234
Oversea-Chinese Banking
Corp., Ltd. 54,700 1,241,168
Pan-United Corp., Ltd. 9,700 12,165
Propnex, Ltd. 27,900 40,205
Q&M Dental Group Singapore,
Ltd. 400 173
Raffles Medical Group, Ltd. 47,600 32,628
SATS, Ltd. 53,200 196,009
Seatrium, Ltd. 201,455 337,380
SIA Engineering Co., Ltd.,
Registered 15,500 37,428
Singapore Exchange, Ltd. 24,900 474,415
Singapore Land Group, Ltd. 400 1,028
Singapore Technologies
Engineering, Ltd. 79,200 621,854
Straits Trading Co., Ltd. 11,955 14,899
Tai Sin Electric, Ltd. 1,000 409
*Thomson Medical Group, Ltd. 2,500 103
UMS Integration, Ltd. 22,900 40,670
United Overseas Bank, Ltd. 21,600 730,207
UOL Group, Ltd. 45,800 353,186
Venture Corp., Ltd. 11,500 143,235
Vicom, Ltd. 100 141
Wee Hur Holdings, Ltd. 75,800 40,149
Wing Tai Holdings, Ltd. 40,400 49,406
Yangzijiang Shipbuilding
Holdings, Ltd. 182,200 556,336
TOTAL SINGAPORE 11,289,336
SPAIN — (3.3%)
Acciona SA 5,383 1,477,747
Acerinox SA 17,176 343,461
ΩAena SME SA 32,304 991,625
Almirall SA 4,690 59,897
Amadeus IT Group SA 31,532 1,935,129
*Amper SA 74 404
Atresmedia Corp. de Medios
de Comunicacion SA 6,690 40,102
#Audax Renovables SA 19,143 26,430
Banco Bilbao Vizcaya
Argentaria SA 41,937 1,167,664
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 91,049 2,544,820
Banco de Sabadell SA 542,283 2,074,545
Banco Santander SA 370,791 5,255,023
#Banco Santander SA,
Sponsored ADR 91,838 1,294,916

44
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SPAIN — (Continued)
Bankinter SA 77,889 $ 1,427,569
CaixaBank SA 243,333 3,517,781
Ω*Cellnex Telecom SA 35,012 1,082,405
Construcciones y Auxiliar de
Ferrocarriles SA 2,086 164,163
Corp ACCIONA Energias
Renovables SA 7,495 187,127
*Distribuidora Internacional de
Alimentacion SA 951 43,603
Elecnor SA 3,433 135,084
Enagas SA 17,844 347,375
#*Ence Energia y Celulosa SA 9,174 27,127
Endesa SA 7,749 377,665
Faes Farma SA 15,416 80,880
Ferrovial NV 14,266 931,316
Ferrovial NV 722 47,002
Fluidra SA 7,411 164,395
ΩGestamp Automocion SA 7,410 24,980
ΩGlobal Dominion Access SA 12,996 42,316
*Grenergy Renovables SA 1,887 200,174
Grifols SA 16,536 189,570
Iberdrola SA 132,428 3,146,340
Indra Sistemas SA 10,690 698,604
Industria de Diseno Textil SA 68,407 4,442,146
*Inmocemento SA 4,042 17,672
Laboratorios Farmaceuticos
Rovi SA 1,609 108,390
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 46,683 68,536
Mapfre SA 119,208 608,144
Ω*Neinor Homes SA 4,710 85,838
*Obrascon Huarte Lain SA 39,377 19,572
*Pharma Mar SA 1,001 91,042
Prim SA 4 61
*Promotora de Informaciones
SA, Class A 36 126
ΩProsegur Cash SA 5,589 4,302
Prosegur Cia de Seguridad SA 6,108 21,223
*Realia Business SA 464 542
Redeia Corp. SA 26,885 473,886
Sacyr SA 28,671 155,041
*Solaria Energia y Medio
Ambiente SA 18,318 354,494
Ω#*Talgo SA 1,850 5,800
*Tecnicas Reunidas SA 9,216 299,866
Telefonica SA 231,749 955,633
#Tubacex SA 7,272 25,393
ΩUnicaja Banco SA 132,610 507,462
TOTAL SPAIN 38,292,408
SWEDEN — (3.7%)
ΩAcadeMedia AB 11,870 124,175
AddLife AB, Class B 7,827 132,583
AddTech AB, Class B 22,319 810,877
AFRY AB 18,458 198,898
Alfa Laval AB 13,783 814,266
ΩAlimak Group AB 7,116 95,178
Alleima AB 21,368 253,101
Alligo AB, Class B 2,446 35,536
Shares Value
SWEDEN — (Continued)
Altra Fastigheter AB 10,359 $ 84,642
ΩAmbea AB, Class B 14,708 222,470
AQ Group AB 1,855 39,861
Arjo AB, Class B 17,737 50,422
*Asmodee Group AB, Class B 15,964 248,329
Assa Abloy AB, Class B 18,459 683,215
Atlas Copco AB, Class A 121,922 2,570,075
Atlas Copco AB, Class B 27,997 516,066
Atrium Ljungberg AB, Class B 20,333 56,587
ΩAttendo AB 21,009 240,921
Avanza Bank Holding AB 24,940 1,023,220
Axfood AB 17,801 453,982
Beijer Alma AB, Class B 2,234 69,783
Beijer Ref AB, Class B 10,686 150,097
Bergman & Beving AB 2,803 80,505
Betsson AB, Class B 20,688 199,724
*BHG Group AB 18,072 36,617
Bilia AB, Class A 10,915 176,082
Billerud AB 25,587 203,704
ΩBioArctic AB, Class B 7,511 255,878
BioGaia AB, Class B 10,664 129,220
Bjorn Borg AB 3,205 21,803
Boliden AB 28,916 1,445,194
*Bonava AB, Class B 21,331 22,449
Ω*Boozt AB 8,597 150,853
ΩBravida Holding AB 20,902 287,895
Bufab AB 14,147 199,600
*Bulten AB 16 95
Byggmax Group AB 7,160 38,802
*Camurus AB 3,385 219,102
*Carasent AB 76 196
#Castellum AB 39,202 550,020
Catena AB 3,358 138,825
Clas Ohlson AB, Class B 7,822 343,381
Cloetta AB, Class B 22,033 132,221
ΩCoor Service Management
Holding AB 20,205 100,051
Corem Property Group AB,
Class B 60,951 16,177
Corem Property Group AB,
Class D 12 288
Dios Fastigheter AB 8,784 60,540
Ω*Dometic Group AB 26,504 66,065
Duni AB 1,093 9,040
Dynavox Group AB 14,954 112,547
Eastnine AB 2,982 14,676
*Electrolux AB, Class B 79,935 232,683
Electrolux Professional AB,
Class B 20,278 100,752
Elekta AB, Class B 31,199 158,219
*Eltel AB 152 212
*Embracer Group AB, Class B 16,579 117,026
Ependion AB 991 16,184
Epiroc AB, Class A 26,675 682,533
Epiroc AB, Class B 5,862 128,178
EQT AB 5,813 197,240
Ω*Evolution AB 12,320 940,401
Fabege AB 36,326 284,439

45
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SWEDEN — (Continued)
*Fastighets AB Balder, Class B 27,550 $ 150,630
*Fastighetsbolaget Emilshus
AB, Class B 3,355 18,252
FastPartner AB, Class A 2,434 10,856
FastPartner AB, Class D 16 120
Getinge AB, Class B 16,578 412,539
Granges AB 11,095 208,409
Ω*Green Landscaping Group
AB 72 194
H & M Hennes & Mauritz AB,
Class B 17,221 314,455
Hanza AB 1,435 20,216
Heba Fastighets AB, Class B 3,340 8,578
Hexagon AB, Class B 39,090 383,606
*Hexatronic Group AB 16,530 65,635
Hexpol AB 25,024 232,665
HMS Networks AB 1,813 93,425
#Holmen AB, Class B 6,217 210,492
Hufvudstaden AB, Class A 7,147 90,798
Humana AB 3,448 22,770
*Humble Group AB 14,663 8,730
Husqvarna AB, Class A 52 210
Husqvarna AB, Class B 37,454 152,368
Indutrade AB 13,479 337,399
Instalco AB 32,025 125,884
Invisio AB 4,889 106,492
Inwido AB 4,970 89,606
#JM AB 10,750 138,713
John Mattson
Fastighetsforetagen AB 1,799 11,258
*Karnov Group AB, Class B 3,719 27,366
KNOW IT AB 449 4,358
Lagercrantz Group AB, Class
B 18,509 434,593
Lifco AB, Class B 8,386 284,808
Lindab International AB 7,743 100,724
Logistea AB, Class B 24,997 34,901
Loomis AB, Class B 6,529 359,300
*Medcap AB 1,287 73,996
Medicover AB, Class B 4,722 111,615
*Modern Times Group MTG
AB, Class B 13,529 185,208
Momentum Group AB, Class B 2,328 34,603
ΩMunters Group AB 12,892 228,380
Mycronic AB 16,849 554,216
NCAB Group AB 11,935 86,072
NCC AB, Class B 14,108 251,105
Nederman Holding AB 1,078 14,486
New Wave Group AB, Class B 9,696 96,045
Nibe Industrier AB, Class B 51,809 207,127
Nolato AB, Class B 5,490 28,083
Nordnet AB publ. 10,736 410,759
*Norion Bank AB 13,668 83,956
*Note AB 1,608 24,272
NP3 Fastigheter AB 2,137 59,361
*Octave Intelligence PLC 3,909 69,944
OEM International AB, Class B 9,707 178,877
Peab AB, Class B 13,716 135,435
Shares Value
SWEDEN — (Continued)
Platzer Fastigheter Holding
AB, Class B 6,805 $ 52,428
Proact IT Group AB 3,978 51,455
RaySearch Laboratories AB,
Class B 8,007 150,404
Rejlers AB, Class B 1,260 20,842
Rusta AB 6,254 57,853
Rvrc Holding AB 17,414 110,800
Saab AB, Class B 6,070 380,425
Sagax AB, Class B 18,154 318,361
*Salix Group AB 1,275 8,112
#*Samhallsbyggnadsbolaget i
Norden AB 151,135 52,010
Sandvik AB 27,939 1,042,587
ΩScandic Hotels Group AB 24,795 220,010
*Sdiptech AB, Class B 5,001 126,755
Sectra AB, Class B 18,097 506,868
Securitas AB, Class B 29,269 469,409
Ω*Sinch AB 91,304 383,305
SinterCast AB 12 136
Skandinaviska Enskilda
Banken AB, Class A 79,149 1,852,617
Skandinaviska Enskilda
Banken AB, Class C 16 381
Skanska AB, Class B 15,325 428,425
SKF AB, Class A 8 217
#SKF AB, Class B 14,427 389,862
SkiStar AB 5,950 103,907
*Stendorren Fastigheter AB,
Class B 809 15,468
Stenhus Fastigheter I Norden
AB 10,562 13,662
*Stillfront Group AB 85,141 59,126
Storskogen Group AB, Class B 172,537 193,245
Svedbergs Group AB, Class B 2,375 14,340
Svenska Cellulosa AB SCA,
Class A 1,160 13,132
Svenska Cellulosa AB SCA,
Class B 26,431 299,911
#Svenska Handelsbanken AB,
Class A 57,348 875,549
#Svenska Handelsbanken AB,
Class B 1,505 36,726
Sweco AB, Class B 20,600 289,566
Swedbank AB, Class A 39,670 1,584,305
*Swedish Logistic Property AB,
Class B 2,645 10,203
*Swedish Orphan Biovitrum
AB, Class A 11,545 569,505
Synsam AB 17,918 106,306
Systemair AB 5,831 51,037
Tele2 AB, Class B 63,390 1,097,365
Telefonaktiebolaget LM
Ericsson, Class A 4,054 39,988
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 225 2,207
Telefonaktiebolaget LM
Ericsson, Class B 127,034 1,249,301

46
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SWEDEN — (Continued)
Telia Co. AB 153,300 $ 709,937
ΩThule Group AB 11,765 269,830
Trelleborg AB, Class B 4,840 214,401
VBG Group AB, Class B 770 26,353
*Vimian Group AB 5,801 20,674
Volati AB 1,275 3,281
Volvo AB, Class A 9,173 351,151
Volvo AB, Class B 94,090 3,592,976
#*Volvo Car AB, Class B 47,103 99,538
Wallenstam AB, Class B 27,122 117,699
Wihlborgs Fastigheter AB 27,824 225,596
XANO Industri AB, Class B 28 145
TOTAL SWEDEN 42,917,283
SWITZERLAND — (8.6%)
ABB, Ltd., Registered 65,789 6,466,277
Accelleron Industries AG 10,994 989,942
Adecco Group AG 25,064 697,040
#Alcon AG 10,784 743,449
Allreal Holding AG, Registered 1,610 420,883
ALSO Holding AG, Registered 834 198,746
*ams-OSRAM AG 4,737 93,387
#APG SGA SA 129 31,810
*Aryzta AG 685 44,874
Ascom Holding AG, Registered 2,435 15,380
Banque Cantonale de Geneve,
Class BR 2,044 82,109
Banque Cantonale Vaudoise,
Registered 3,744 587,711
Barry Callebaut AG,
Registered 373 519,586
Belimo Holding AG, Class R 1,146 1,189,840
Berner Kantonalbank AG,
Registered 622 296,374
BKW AG 2,010 332,661
Bossard Holding AG,
Registered, Class A 605 169,001
Bucher Industries AG,
Registered 528 206,227
Burckhardt Compression
Holding AG 420 250,739
Burkhalter Holding AG 762 128,844
Bystronic AG 51 8,775
Cembra Money Bank AG 3,024 335,647
Cham Swiss Properties AG 4 119
#*Cicor Technologies, Ltd.,
Registered 175 25,394
Cie Financiere Tradition SA,
Class BR 152 55,611
*Clariant AG, Registered 31,913 360,922
#Coltene Holding AG,
Registered 12 725
Cosmo NV 30 2,225
Daetwyler Holding AG, Class
BR 490 83,216
DKSH Holding AG 3,282 271,793
dormakaba Holding AG 3,127 224,558
*EFG International AG 10,268 204,078
Emmi AG, Registered 179 192,042
Shares Value
SWITZERLAND — (Continued)
EMS-Chemie Holding AG 587 $ 593,131
Flughafen Zurich AG,
Registered 2,680 785,069
Forbo Holding AG, Registered 59 66,508
*Galderma Group AG 5,998 1,302,946
ΩGalenica AG 8,297 881,438
Geberit AG, Registered 2,828 1,860,283
Georg Fischer AG, Registered 4,049 258,990
Givaudan SA, Registered 454 1,812,521
Glarner Kantonalbank 481 14,982
Helvetia Baloise Holding AG,
Registered 8,296 2,223,068
Hiag Immobilien Holding AG 342 55,799
Huber + Suhner AG,
Registered 2,279 533,518
Implenia AG, Registered 2,414 190,960
Inficon Holding AG, Registered 1,280 257,250
Interroll Holding AG, Class R 47 78,541
Intershop Holding AG 450 95,779
Investis Holding SA 284 53,356
Julius Baer Group, Ltd.,
Registered 22,150 1,940,538
Jungfraubahn Holding AG,
Registered 530 170,651
Kardex Holding AG,
Registered 692 203,567
Kuehne + Nagel International
AG, Class R 3,617 919,618
*Landis+Gyr Group AG 2,741 154,659
Lastminute.com NV 546 8,807
Liechtensteinische
Landesbank AG 1,286 179,616
#Logitech International SA,
Class R 11,461 1,174,523
Logitech International SA,
Class R 101 10,247
Luzerner Kantonalbank AG,
Registered 1,820 250,600
ΩMedacta Group SA 745 121,550
ΩMedmix AG 2,036 22,246
Meier Tobler Group AG 24 1,003
Mikron Holding AG, Registered 8 168
Mobilezone Holding AG,
Registered 4,906 86,714
Mobimo Holding AG,
Registered 1,233 532,641
Ω#*Montana Aerospace AG 2,951 88,269
Naturenergie Holding AG 1,808 69,723
Novartis AG, Class B,
Sponsored ADR 80,380 12,551,337
Novartis AG, Registered 3,574 559,259
*Novavest Real Estate AG,
Class B 16 789
OC Oerlikon Corp. AG
Pfaeffikon 10,569 61,986
Partners Group Holding AG 2,433 2,020,859
*Peach Property Group AG 515 3,059
Phoenix Mecano AG,
Registered 39 20,342

47
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SWITZERLAND — (Continued)
Plazza AG, Registered, Class
A 72 $ 38,623
PSP Swiss Property AG,
Registered 3,878 699,818
#*Rieter Holding AG,
Registered 2,808 10,551
Roche Holding AG 33,781 14,764,182
Roche Holding AG, Class BR 1,349 597,925
Romande Energie Holding SA,
Registered 1,339 82,089
Sandoz Group AG 17,162 1,394,936
Sandoz Group AG, ADR 3,259 265,543
Schindler Holding AG, Class
PC 1,047 329,480
Schindler Holding AG,
Registered 912 278,994
Schweiter Technologies AG,
Registered 41 17,686
Ω*Sensirion Holding AG 78 7,038
SFS Group AG 1,352 220,585
SGS SA, Registered 17,019 2,014,807
*Siegfried Holding AG,
Registered 1,909 178,737
*SIG Group AG 28,299 513,828
Sika AG, Registered 9,691 2,178,244
*Softwareone Holding AG 2,460 26,820
Sonova Holding AG 4,554 1,238,341
St. Galler Kantonalbank AG,
Registered 277 222,545
#Stadler Rail AG 7,517 227,447
Straumann Holding AG, Class
R 5,737 708,252
Sulzer AG, Registered 1,543 279,210
*Sunrise Communications AG 8,978 473,618
Swatch Group AG (The), Class
BR 4,024 896,764
Swatch Group AG (The),
Registered 3,339 148,987
Swiss Life Holding AG,
Registered 2,342 2,763,910
Swiss Prime Site AG,
Registered 7,053 1,148,984
Swiss Re AG, Registered 26,252 4,375,604
Swisscom AG, Registered 4,323 3,323,535
Swissquote Group Holding SA,
Registered 14,320 741,266
Tecan Group AG, Class R 1,269 291,899
Temenos AG, Registered 4,969 411,191
TX Group AG 287 49,025
UBS Group AG 18,784 987,898
UBS Group AG 67,495 3,559,686
Valiant Holding AG 1,951 381,012
ΩVAT Group AG 1,927 1,433,847
Vaudoise Assurances Holding
SA 80 79,402
Vontobel Holding AG, Class R 3,167 337,819
VP Bank AG, Class A 322 38,128
Walliser Kantonalbank,
Registered 376 75,288
Shares Value
SWITZERLAND — (Continued)
Warteck Invest AG, Registered 15 $ 36,061
Ypsomed Holding AG,
Registered 556 264,720
Zehnder Group AG,
Registered 649 54,307
Zug Estates Holding AG, Class
B 38 104,270
Zuger Kantonalbank, Class BR 16 206,662
Zurich Insurance Group AG 6,169 4,695,470
TOTAL SWITZERLAND 100,621,929
UNITED KINGDOM — (12.0%)
Admiral Group PLC 32,204 1,634,730
ΩAirtel Africa PLC 142,403 638,157
AJ Bell PLC 40,955 323,802
Antofagasta PLC 22,484 1,105,924
AstraZeneca PLC 5,816 988,692
AstraZeneca PLC 44,503 7,549,489
ΩAutotrader Group PLC 66,538 469,029
Aviva PLC 185,474 1,730,738
B&M European Value Retail
PLC 15,474 46,354
Babcock International Group
PLC 58,618 884,303
BAE Systems PLC 100,981 2,845,645
Balfour Beatty PLC 30,882 358,450
Barclays PLC 468,368 3,206,368
Barclays PLC, Sponsored ADR 34,451 947,403
Barratt Redrow PLC,
Registered 77,805 307,103
Beazley PLC 9 156
Bellway PLC 16,618 444,590
*Berkeley Group Holdings PLC 15,213 716,551
ΩBridgepoint Group PLC 10,495 45,280
BT Group PLC, Registered 751,441 2,035,650
Bunzl PLC 44,132 1,664,126
*Burberry Group PLC 51,994 830,905
Canal+ SA 72,320 255,964
*Coca-Cola HBC AG 6,989 471,213
Compass Group PLC 101,236 3,210,194
Computacenter PLC 11,407 705,838
ΩConvatec Group PLC 107,251 323,306
Croda International PLC 9,765 421,177
Currys PLC 25,250 57,053
DCC Energy PLC 16,194 1,379,502
Diageo PLC 11,172 245,743
#Diageo PLC, Sponsored ADR 20,203 1,779,076
Diploma PLC 10,310 1,015,627
Drax Group PLC 54,505 540,957
Endeavour Mining PLC 22,812 1,081,228
Endeavour Mining PLC 18,773 887,765
Experian PLC 79,887 2,999,471
*Frasers Group PLC 10,808 117,886
Fresnillo PLC 25,681 855,365
Games Workshop Group PLC 3,938 1,013,277
Grafton Group PLC 8,637 112,246
Grainger PLC 47,553 111,671
GSK PLC 142,912 3,714,735
Haleon PLC 282,610 1,381,711

48
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Halma PLC 16,769 $ 796,611
Hikma Pharmaceuticals PLC 6,989 149,076
Hill & Smith PLC 9,854 377,939
Hiscox, Ltd. 35,107 854,667
Hochschild Mining PLC 62,848 364,868
Howden Joinery Group PLC 72,480 769,103
HSBC Holdings PLC,
Registered 123,927 2,628,370
HSBC Holdings PLC,
Sponsored ADR 55,853 5,943,876
IG Group Holdings PLC 39,174 769,689
IMI PLC 33,434 1,321,018
Inchcape PLC 50,860 573,910
Informa PLC 102,077 1,216,825
International Workplace Group
PLC 32,823 87,062
Intertek Group PLC 12,157 955,441
Investec PLC 23,836 208,182
ITV PLC 428,305 427,971
J Sainsbury PLC 265,353 1,283,413
JD Sports Fashion PLC 293,209 352,997
Johnson Matthey PLC 29,118 780,576
Keller Group PLC 5,098 207,466
Kingfisher PLC 181,869 755,299
Legal & General Group PLC 519,867 2,101,632
Lion Finance Group PLC 3,281 512,629
Lloyds Banking Group PLC 2,571,864 3,969,866
Man Group PLC 75,330 306,356
Marks & Spencer Group PLC 287,759 1,568,757
Melrose Industries PLC 95,527 584,027
Mondi PLC 31,799 381,804
Morgan Sindall Group PLC 7,733 461,016
National Grid PLC 4,738 75,876
National Grid PLC, Sponsored
ADR 22,835 1,826,115
NatWest Group PLC 177,117 1,682,311
NatWest Group PLC, Class
S, ADR 62,178 1,177,651
Next PLC 11,480 2,293,435
Ninety One PLC 19,673 56,180
OSB Group PLC 41,139 308,094
Pearson PLC 8,594 145,377
#Pearson PLC, Sponsored
ADR 32,791 555,479
Pennon Group PLC 48,375 301,416
Persimmon PLC 38,029 566,535
Plus500, Ltd. 16,100 847,163
Prudential PLC 93,334 1,401,743
Prudential PLC, Sponsored
ADR 32,463 982,330
QinetiQ Group PLC 49,002 333,679
Reckitt Benckiser Group PLC 42,074 2,966,945
RELX PLC, Sponsored ADR 100,519 3,560,383
Rentokil Initial PLC 49,990 231,961
#Rentokil Initial PLC, ADR 1,827 42,679
Rightmove PLC 94,906 593,386
Rolls-Royce Holdings PLC 449,186 8,872,735
Rotork PLC 65,011 425,369
RS GROUP PLC 37,882 357,623
Shares Value
UNITED KINGDOM — (Continued)
Sage Group PLC (The) 99,287 $ 1,300,346
Severn Trent PLC 28,087 1,140,746
Smith & Nephew PLC 34,036 530,639
#Smith & Nephew PLC,
Sponsored ADR 14,405 454,622
Smiths Group PLC 21,485 763,893
Softcat PLC 23,634 613,845
SSE PLC 44,594 1,407,891
St. James's Place PLC 131,960 1,870,860
Standard Chartered PLC 128,710 3,789,868
Standard Life PLC 95,311 1,183,884
Sunbelt Rentals Holdings, Inc. 22,856 1,627,738
Taylor Wimpey PLC 361,007 378,944
TBC Bank Group PLC 2,940 190,387
Tesco PLC 626,277 4,125,566
TP ICAP Group PLC 79,033 364,385
Unilever PLC, ADR 98,042 6,216,843
United Utilities Group PLC 79,691 1,483,187
Whitbread PLC 9,573 323,360
*Wise Group PLC, Class A 27,434 326,957
#WPP PLC, Sponsored ADR 6,877 138,984
TOTAL UNITED KINGDOM 140,002,306
UNITED STATES — (0.2%)
Coeur Mining, Inc. 6,031 89,722
Coeur Mining, Inc. 45,767 682,386
International Paper Co. 17,633 724,940
*James Hardie Industries PLC 9,452 247,023
#*Keel Infrastructure Corp. 20,523 81,476
*Keel Infrastructure Corp. 5,287 21,030
Sunococorp LLC 4,819 368,364
TOTAL UNITED STATES 2,214,941
TOTAL COMMON STOCKS 1,137,969,224
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Dr. Ing. h.c. F. Porsche AG
2.380% 14,709 718,231
Draegerwerk AG & Co. KGaA
2.070% 875 110,136
Einhell Germany AG, Class P
2.690% 527 42,868
FUCHS SE 3.060% 12,978 599,662
Henkel AG & Co. KGaA
2.740% 12,446 1,082,858
Jungheinrich AG 1.190% 3,046 85,301
Porsche Automobil Holding SE
5.250% 12,443 412,023
Sartorius AG 0.340% 1,044 261,856
Sixt SE, Class A 5.380% 2,027 139,464
STO SE & Co. KGaA 0.320% 286 31,787
Volkswagen AG, Class A
7.050% 19,970 1,715,423
TOTAL GERMANY 5,199,609
TOTAL PREFERRED
STOCKS 5,199,609

49
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
RIGHT/WARRANT — (0.0%)
CANADA — (0.0%)
*Constellation Software, Inc.
03/31/40 270 $ –
TOTAL CANADA –
TOTAL RIGHT/WARRANT –
Shares Value
TOTAL INVESTMENT SECURITIES — (97.9%)
(Cost $823,390,965) $ 1,143,168,833
SECURITIES LENDING COLLATERAL — (2.1%)
@§The DFA Short Term
Investment Fund 2,140,315 24,757,029
TOTAL INVESTMENTS — ( 100.0% )
(Cost $848,147,994) $ 1,167,925,862
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $22,463,093 which represented 2.0% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 53,930,302 $ — $ — $ 53,930,302
Austria ....................... 6,103,294 — — 6,103,294
Belgium ...................... 11,706,680 — — 11,706,680
Canada ...................... 125,988,995 — — 125,988,995
Denmark ..................... 24,116,026 — — 24,116,026
Finland ....................... 23,353,637 — — 23,353,637
France ....................... 88,727,793 — — 88,727,793
Germany ..................... 80,936,094 — — 80,936,094
Hong Kong .................... 9,252,860 103,183 — 9,356,043
Ireland ....................... 7,158,128 — — 7,158,128
Israel ........................ 12,911,535 — — 12,911,535
Italy ......................... 33,271,370 — — 33,271,370
Japan ........................ 241,881,462 — — 241,881,462
Netherlands ................... 67,782,669 — — 67,782,669
New Zealand .................. 2,959,237 — — 2,959,237
Norway ....................... 8,881,300 — — 8,881,300
Portugal ...................... 3,566,456 — — 3,566,456
Singapore ..................... 11,289,336 — — 11,289,336
Spain ........................ 38,292,408 — — 38,292,408
Sweden ...................... 42,917,283 — — 42,917,283
Switzerland .................... 100,621,929 — — 100,621,929
United Kingdom ................ 140,002,306 — — 140,002,306
United States .................. 2,214,941 — — 2,214,941
Preferred Stocks
Germany ..................... 5,199,609 — — 5,199,609

50
Dimensional International Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Right/Warrant
Canada ...................... $ — $ — $ — $ —
Securities Lending Collateral ........ — 24,757,029 — 24,757,029
Total Investments .................
$1,143,065,650 $24,860,212 $—> $1,167,925,862
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

51
Dimensional Emerging Markets Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (99.0%)
BRAZIL — (3.8%)
Allos SA 28,410 $ 151,482
Alupar Investimento SA 27,862 178,886
Ambev SA 22,800 71,757
#Ambev SA, Sponsored ADR 104,069 323,655
*Auren Energia SA 53,179 114,927
*Axia Energia SA 3,900 39,924
Axia Energia SA 18,820 195,659
*Axia Energia SA, ADR 3,305 33,777
Axia Energia SA, Sponsored
ADR 17,379 181,958
Azzas 2154 SA 4,619 14,928
B3 SA - Brasil Bolsa Balcao 202,800 627,881
Banco ABC Brasil SA 17,461 82,482
Banco Bradesco SA 65,342 205,647
Banco Bradesco SA 92,623 335,989
Banco Bradesco SA,
Sponsored ADR 126,793 457,723
Banco do Brasil SA 79,557 334,316
Banco Santander Brasil SA 170,284 959,233
Banco Santander Brasil SA,
Sponsored ADR 34,332 194,662
BB Seguridade Participacoes
SA 53,675 435,895
Bemobi Mobile Tech SA 10,500 49,187
Bradsaude SA 159,544 499,924
C&A MODAS SA 32,200 59,829
Caixa Seguridade
Participacoes S/A 20,700 82,504
Cia Brasileira de Aluminio 9,101 19,848
*Cia Brasileira de Distribuicao 46,174 23,538
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 29,332 159,920
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 61,320 334,194
Cia de Saneamento de Minas
Gerais Copasa MG 23,100 291,759
Cia de Saneamento do Parana
Sanepar 14,300 20,012
Cia de Saneamento do Parana
Sanepar 21,700 154,742
Cia de Saneamento do Parana
Sanepar 300 475
Cia Energetica de Minas
Gerais 39,131 125,850
Cia Energetica de Minas
Gerais, Sponsored ADR 40,410 88,498
Cia Paranaense de Energia
- Copel 156,252 456,087
#Cia Paranaense de Energia -
Copel, ADR 13,500 158,355
Cogna Educacao SA 378,547 169,877
Construtora Tenda S/A 13,100 78,203
CPFL Energia SA 18,200 165,284
Shares Value
BRAZIL — (Continued)
Cury Construtora e
Incorporadora SA 28,790 $ 170,508
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 7,507 30,098
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 40,600 170,770
ΩDesktop SA 8,100 29,654
*Dexco SA 75,632 75,920
*Diagnosticos da America SA 50,300 25,840
Dimed SA - Distribuidora da
Medicamentos 12,714 29,654
Direcional Engenharia SA 68,657 153,377
EcoRodovias Infraestrutura e
Logistica SA 64,200 87,569
Embraer SA 5,800 99,192
Embraer SA, Sponsored ADR 11,199 765,228
Empreendimentos Pague
Menos S/A 46,321 28,992
Energisa S/A 34,882 341,981
Engie Brasil Energia SA 33,297 195,300
Equatorial SA 89,025 677,415
Eucatex SA Industria e
Comercio 3,400 15,392
Even Construtora e
Incorporadora S/A 18,900 17,968
Ez Tec Empreendimentos e
Participacoes S/A 28,259 61,572
Fleury SA 36,350 122,630
Fras-Le SA 5,730 23,876
Gerdau SA, Sponsored ADR 46,592 231,096
Grendene SA 17,901 13,213
Grupo SBF SA 24,798 46,124
GUARARAPES
CONFECCOES SA 13,900 21,750
Hypera SA 37,167 155,599
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 10,700 30,853
Iochpe Maxion SA 2,956 5,649
Irani Papel e Embalagem SA 7,600 12,132
IRB-Brasil Resseguros SA 12,146 134,019
Itau Unibanco Holding SA,
Sponsored ADR 93,739 793,032
JHSF Participacoes SA 51,800 112,763
Kepler Weber SA 23,758 29,834
Klabin SA 161,067 578,562
Lavvi Empreendimentos
Imobiliarios SA 6,500 13,203
Localiza Rent a Car SA 125,645 930,099
Localiza Rent a Car SA, Class
A 4,670 33,577
LOG Commercial Properties e
Participacoes SA 7,700 38,540

52
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
BRAZIL — (Continued)
Lojas Renner SA 103,135 $ 276,074
ΩLWSA SA 56,590 41,435
M Dias Branco SA 7,905 26,684
Mahle Metal Leve SA 4,511 28,306
Marcopolo SA 24,289 23,425
Mills Locacao Servicos e
Logistica SA 22,400 69,440
Motiva Infraestrutura de
Mobilidade SA 106,100 308,235
Moura Dubeux Engenharia S/A 8,259 40,168
Movida Participacoes SA 44,981 69,765
*MRV Engenharia e
Participacoes SA 84,693 79,014
Multiplan Empreendimentos
Imobiliarios SA 13,754 76,152
*NU Holdings, Ltd., Class A 125,231 1,794,560
Porto Seguro SA 36,200 389,742
Qualicorp Consultoria e
Corretora de Seguros SA 33,300 10,028
Raia Drogasil SA 149,056 542,166
ΩRede D'Or Sao Luiz SA 34,586 235,808
Rumo SA 9,800 27,853
Sendas Distribuidora S/A 183,861 307,602
#Sendas Distribuidora S/A,
ADR 13,953 115,391
ΩSer Educacional SA 10,600 25,328
SIMPAR SA 26,416 40,087
Smartfit Escola de Ginastica e
Danca SA 20,924 81,132
Suzano SA 24,106 205,539
#Suzano SA, Sponsored ADR 32,373 275,818
Tegma Gestao Logistica SA 9,200 55,139
Telefonica Brasil SA 2,100 13,487
Telefonica Brasil SA, ADR 14,400 186,048
TIM SA 58,600 224,105
TIM SA, ADR 3,020 57,893
TOTVS SA 28,326 173,168
Transmissora Alianca de
Energia Eletrica S/A 39,600 309,121
Tres Tentos Agroindustrial S/A 13,000 30,193
Ultrapar Participacoes SA 37,588 244,513
Ultrapar Participacoes SA,
Sponsored ADR 69,669 452,849
Uniao Pet Participacoes SA 9,400 6,457
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 11,100 39,916
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 70,352 46,249
Vibra Energia SA 164,847 1,169,680
Vivara Participacoes SA 25,800 112,632
Vulcabras SA 16,030 43,919
WEG SA 65,800 611,292
TOTAL BRAZIL 23,048,261
CHILE — (0.6%)
Aguas Andinas SA, Class A 233,359 85,329
Banco de Chile 213,390 44,520
Shares Value
CHILE — (Continued)
Banco de Chile, Sponsored
ADR 7,466 $ 308,719
Banco de Credito e
Inversiones SA 5,047 363,655
Banco Itau Chile SA 6,944 157,058
Banco Santander Chile 1,143,945 99,785
Banco Santander Chile,
Sponsored ADR 8,242 285,256
Besalco SA 3,968 4,787
BICECORP SA 149,573 64,599
*CAP SA 7,411 47,325
Cencosud SA 71,019 149,530
Cencosud Shopping SA 34,561 86,917
Cia Cervecerias Unidas SA 6,149 35,663
#Cia Cervecerias Unidas SA,
Sponsored ADR 6,497 74,650
Embotelladora Andina SA,
Sponsored ADR 2,221 66,741
Empresa Nacional de
Telecomunicaciones SA 16,849 65,874
Empresas CMPC SA 70,098 79,650
Empresas Copec SA 15,459 105,727
Enel Americas SA 673,962 63,870
Enel Chile SA 748,589 66,105
#Enel Chile SA, Sponsored
ADR 1,058 4,698
Falabella SA 24,667 165,142
Forus SA 504 1,024
Inversiones La Construccion
SA 3,136 73,293
Multiexport Foods SA 1,116 331
Parque Arauco SA 56,223 238,765
Plaza SA 44,900 182,308
Ripley Corp. SA 96,846 39,845
Salfacorp SA 56,119 73,739
Sigdo Koppers SA 1,184 2,114
SMU SA 259,134 35,571
Sociedad Matriz SAAM SA 12,412 1,797
Sociedad Quimica y Minera de
Chile SA, Sponsored ADR 5,955 399,342
SONDA SA 44,939 14,972
Veolia Inversiones Aguas Del
Gran Santiago, Ltda. 43,582 44,225
Vina Concha y Toro SA 41,339 37,578
TOTAL CHILE 3,570,504
CHINA — (22.6%)
360 Security Technology, Inc.,
Class A 9,800 13,539
361 Degrees International, Ltd. 127,000 75,634
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 20,000 58,963
Ω*3SBio, Inc. 273,500 583,162
*5I5J Holding Group Co., Ltd.,
Class A 26,800 8,929
*Accelink Technologies Co.,
Ltd., Class A 2,000 47,872
*ADAMA, Ltd., Class A 2,600 2,052
*Addsino Co., Ltd., Class A 6,700 14,058

53
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Advanced Micro-Fabrication
Equipment, Inc. China, Class A 1,270 $ 64,690
Advanced Technology &
Materials Co., Ltd., Class A 1,200 2,807
*AECC Aero Science and
Technology Co., Ltd., Class A 7,600 31,172
AECC Aero-Engine Control
Co., Ltd., Class A 4,600 12,342
AECC Aviation Power Co.,
Ltd., Class A 6,400 32,903
Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 1,200 2,509
Agricultural Bank of China,
Ltd., Class H 819,000 659,035
Aier Eye Hospital Group Co.,
Ltd., Class A 39,560 53,189
Ω*AInnovation Technology
Group Co., Ltd., Class H 24,000 11,630
ΩAK Medical Holdings, Ltd. 78,000 54,808
Ω#*Akeso, Inc. 27,000 323,486
Alibaba Group Holding, Ltd.,
Class W 388,300 5,793,601
Alibaba Group Holding, Ltd.,
Sponsored ADR 6,798 831,056
#*Alibaba Health Information
Technology, Ltd. 304,000 139,176
ΩA-Living Smart City Services
Co., Ltd., Class H 44,250 10,214
All Winner Technology Co.,
Ltd., Class A 4,800 23,839
Allmed Medical Products Co.,
Ltd., Class A 4,500 6,144
Ω*Alphamab Oncology 1,000 953
Amlogic Shanghai Co., Ltd.,
Class A 614 8,855
Amoy Diagnostics Co., Ltd.,
Class A 2,900 7,493
ΩAngelalign Technology, Inc. 5,400 55,022
Anhui Anfu Battery Technology
Co., Ltd. 580 3,218
Anhui Anke Biotechnology
Group Co., Ltd., Class A 11,100 13,576
Anhui Construction
Engineering Group Co., Ltd.,
Class A 7,600 5,379
Anhui Expressway Co., Ltd.,
Class H 54,000 107,840
Anhui Heli Co., Ltd., Class A 11,100 30,012
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 14,000 42,311
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 2,600 10,114
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 39,800 29,290
Anhui Korrun Co., Ltd., Class
A 4,800 12,886
*Anhui Tatfook Technology
Co., Ltd., Class A 2,700 3,122
Shares Value
CHINA — (Continued)
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 9,320 $ 8,294
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 17,900 24,597
Anhui XDLK Microsystem
Corp., Ltd. 2,383 13,306
Anhui Yingjiagongjiu Co., Ltd. 7,200 41,441
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 8,100 20,690
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 1,691 59,438
Anjoy Foods Group Co., Ltd.,
Class A 2,400 31,945
Anker Innovations Technology
Co., Ltd., Class A 2,160 39,024
ANTA Sports Products, Ltd. 152,400 1,534,378
Anton Oilfield Services Group 456,000 47,103
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 18,900 7,164
Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 3,800 29,181
Ω#AsiaInfo Technologies, Ltd. 60,400 34,892
Autel Intelligent Technology
Corp., Ltd., Class A 4,480 19,457
Avary Holding Shenzhen Co.,
Ltd., Class A 6,400 77,235
AviChina Industry &
Technology Co., Ltd., Class H 390,000 149,702
*BAIC Foton Motor Co., Ltd.,
Class A 84,400 39,367
*Baiyin Nonferrous Group Co.,
Ltd., Class A 34,400 25,418
Bank of Beijing Co., Ltd.,
Class A 36,700 28,367
Bank of Changsha Co., Ltd.,
Class A 35,700 50,378
Bank of Chengdu Co., Ltd.,
Class A 16,800 46,021
Bank of China, Ltd., Class H 2,210,000 1,552,885
Bank of Chongqing Co., Ltd.,
Class H 95,000 103,703
Bank of Communications Co.,
Ltd., Class H 454,000 437,696
Bank of Guiyang Co., Ltd.,
Class A 23,700 20,284
Bank of Hangzhou Co., Ltd.,
Class A 18,000 43,845
Bank of Jiangsu Co., Ltd.,
Class A 50,600 88,637
Bank of Nanjing Co., Ltd.,
Class A 32,000 55,107
Bank of Ningbo Co., Ltd.,
Class A 19,500 92,051
ΩBank of Qingdao Co., Ltd.,
Class H 152,500 94,710

54
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Bank of Shanghai Co., Ltd.,
Class A 26,600 $ 37,221
Bank of Suzhou Co., Ltd.,
Class A 38,750 48,714
Bank of Tianjin Co., Ltd., Class
H 68,000 18,384
Bank of Xi'an Co., Ltd., Class
A 18,600 10,108
ΩBank of Zhengzhou Co., Ltd.,
Class H 124,200 14,730
*Baoding Tianwei Baobian
Electric Co., Ltd. 17,500 30,810
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 9,100 7,977
*Baozun, Inc., Sponsored ADR 6,773 19,439
Bear Electric Appliance Co.,
Ltd., Class A 1,200 6,134
Befar Group Co., Ltd., Class A 10,600 9,873
Beibuwan Port Co., Ltd., Class
A 10,200 18,743
*Beijing BDStar Navigation
Co., Ltd., Class A 3,400 14,308
*Beijing Capital Development
Co., Ltd., Class A 13,200 7,857
Beijing Career International
Co., Ltd., Class A 200 596
Beijing Dahao Technology
Corp., Ltd., Class A 4,500 8,995
Beijing Easpring Material
Technology Co., Ltd., Class A 6,400 39,404
Beijing Enlight Media Co., Ltd.,
Class A 14,600 25,791
Beijing Enterprises Holdings,
Ltd. 64,500 260,250
#Beijing Enterprises Water
Group, Ltd. 358,000 105,461
Beijing Fengjing Automotive
Parts Co., Ltd. 10,100 4,786
*Beijing Haixin Energy
Technology Co., Ltd., Class A 12,300 6,356
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 1,604 84,950
Beijing Jetsen Technology Co.,
Ltd., Class A 53,700 40,553
Beijing Kingsoft Office
Software, Inc., Class A 561 22,394
*Beijing Leike Defense
Technology Co., Ltd., Class A 3,200 3,748
*Beijing North Star Co., Ltd.,
Class H 4,000 352
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 2,100 3,815
Beijing Shiji Information
Technology Co., Ltd., Class A 6,620 8,352
Beijing Sifang Automation Co.,
Ltd., Class A 5,400 30,369
Beijing Sojo Electric Co., Ltd. 3,000 4,629
Shares Value
CHINA — (Continued)
Beijing Teamsun Technology
Co., Ltd., Class A 3,200 $ 6,511
Beijing Ultrapower Software
Co., Ltd., Class A 34,600 43,856
*Beijing United Information
Technology Co., Ltd., Class A 16,800 47,962
*Beijing Wandong Medical
Technology Co., Ltd. 3,900 6,549
*Beijing Watertek Information
Technology Co., Ltd., Class A 700 387
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 600 4,392
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 3,200 5,729
*BeOne Medicines, Ltd., Class
H 7,100 175,653
*BeOne Medicines, Ltd.,
Sponsored ADR 1,494 472,119
Bestechnic Shanghai Co., Ltd. 1,254 23,001
Bestsun Energy Co., Ltd.,
Class A 10,300 5,277
Bestway Marine & Energy
Technology Co., Ltd., Class A 6,000 5,544
Bethel Automotive Safety
Systems Co., Ltd., Class A 7,903 30,578
Betta Pharmaceuticals Co.,
Ltd., Class A 1,100 9,366
Beyondsoft Corp., Class A 4,900 6,653
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 5,200 20,012
#*Bilibili, Inc., Class Z 15,400 290,066
#*Bilibili, Inc., Class Z,
Sponsored ADR 1,260 24,066
Binjiang Service Group Co.,
Ltd. 18,500 56,338
Biwin Storage Technology
Co., Ltd. 544 18,204
Black Peony Group Co., Ltd.,
Class A 12,100 11,288
Bloomage Biotechnology
Corp., Ltd., Class A 3,392 20,106
Ω#*Blue Moon Group
Holdings, Ltd. 127,000 51,502
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 24,300 51,634
Bluestar Adisseo Co., Class A 20,200 25,185
ΩBOC Aviation, Ltd. 39,900 393,830
BOC International China Co.,
Ltd., Class A 10,700 18,743
*BOE HC SemiTek Corp.,
Class A 7,000 10,769
*Bohai Leasing Co., Ltd.,
Class A 89,600 60,367
#Bosideng International
Holdings, Ltd. 762,000 480,040
Bros Eastern Co., Ltd., Class A 12,200 14,434
BTG Hotels Group Co., Ltd.,
Class A 2,000 3,705

55
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 8,200 $ 16,064
BXN Holding Co., Ltd., Class A 20,500 11,899
BYD Co., Ltd. 79,200 950,913
BYD Electronic International
Co., Ltd. 82,500 247,029
By-health Co., Ltd., Class A 13,500 20,870
#C&D International Investment
Group, Ltd. 166,868 327,071
Caitong Securities Co., Ltd.,
Class A 18,900 23,452
Cambricon Technologies
Corp., Ltd. 1,403 229,768
Camel Group Co., Ltd., Class
A 8,500 10,170
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 14,100 9,061
*Canmax Technologies Co.,
Ltd., Class A 6,000 48,180
Canny Elevator Co., Ltd.,
Class A 200 158
Castech, Inc., Class A 1,550 11,253
CECEP Solar Energy Co.,
Ltd., Class A 34,900 23,410
CECEP Wind-Power Corp.,
Class A 115,860 60,732
CETC Digital Technology Co.,
Ltd., Class A 9,600 22,332
*CGN Nuclear Technology
Development Co., Ltd., Class
A 9,900 9,382
ΩCGN Power Co., Ltd., Class
H 1,448,000 533,656
Changchun Faway Automobile
Components Co., Ltd., Class A 4,600 5,156
Changzhou Qianhong
Biopharma Co., Ltd., Class A 17,400 17,494
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 1,400 20,564
Chaozhou Three-Circle Group
Co., Ltd., Class A 3,400 56,225
Cheng De Lolo Co., Ltd.,
Class A 18,200 24,254
*Chengdu B-Ray Media Co.,
Ltd., Class A 600 352
*Chengdu CORPRO
Technology Co., Ltd., Class A 1,100 2,354
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 1,100 1,779
Chengdu Guibao Science &
Technology Co., Ltd. 5,800 12,401
Chengdu Hi-tech Development
Co., Ltd. 3,200 17,376
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 10,200 32,533
Chengdu Leejun Industrial Co.,
Ltd., Class A 1,000 1,156
Shares Value
CHINA — (Continued)
Chengdu Wintrue Holding Co.,
Ltd., Class A 4,900 $ 8,750
Chengdu Xingrong
Environment Co., Ltd., Class A 18,100 19,726
*Chengxin Lithium Group Co.,
Ltd., Class A 3,100 12,903
*Chengzhi Co., Ltd., Class A 31,080 29,684
Chervon Holdings, Ltd. 23,100 56,236
Chifeng Jilong Gold Mining
Group, Ltd., Class A 20,200 118,327
China Aircraft Leasing Group
Holdings, Ltd. 44,529 20,216
China Bester Group Telecom
Co., Ltd., Class A 200 540
Ω#*China Bohai Bank Co.,
Ltd., Class H 445,000 45,966
China CAMC Engineering Co.,
Ltd., Class A 6,900 9,298
China CITIC Bank Corp., Ltd.,
Class H 516,000 508,656
China Communications
Services Corp., Ltd., Class H 310,000 168,805
China Conch Venture
Holdings, Ltd. 210,000 236,470
China Construction Bank
Corp., Class H 3,701,000 4,346,844
China CSSC Holdings, Ltd.,
Class A 8,600 44,799
#China Datang Corp.
Renewable Power Co., Ltd.,
Class H 249,000 40,645
China Design Group Co., Ltd.,
Class A 16,920 13,354
#China Energy Engineering
Corp., Ltd., Class H 358,000 50,219
China Everbright Bank Co.,
Ltd., Class H 232,000 94,379
China Film Group Co., Ltd.,
Class A 17,300 32,021
*China First Heavy Industries
Co., Ltd., Class A 5,700 2,608
China Foods, Ltd. 114,000 50,156
China Galaxy Securities Co.,
Ltd., Class H 447,500 434,283
#China Gas Holdings, Ltd. 473,595 369,015
China Gold International
Resources Corp., Ltd. 34,600 776,135
China Great Wall Securities
Co., Ltd., Class A 17,300 21,313
*China Greatwall Technology
Group Co., Ltd., Class A 2,500 5,086
China Haisum Engineering
Co., Ltd. 7,800 8,166
*China High Speed Railway
Technology Co., Ltd., Class A 1,000 351
ΩChina International Capital
Corp., Ltd., Class H 154,800 426,403
China International Marine
Containers Group Co., Ltd.,
Class H 91,700 88,875

56
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
China Isotope & Radiation
Corp., Class H 12,200 $ 25,282
China Jinmao Holdings Group,
Ltd. 922,781 162,395
China Leadshine Technology
Co., Ltd., Class A 1,400 11,893
China Lesso Group Holdings,
Ltd. 100,000 51,648
China Lilang, Ltd. 66,000 29,206
Ω*China Literature, Ltd. 55,800 143,883
China Longyuan Power Group
Corp., Ltd., Class H 17,000 12,509
China Medical System
Holdings, Ltd. 230,000 349,623
China Merchants Bank Co.,
Ltd., Class H 186,500 1,210,576
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 18,700 27,994
China Merchants Port Holdings
Co., Ltd. 84,508 164,779
ΩChina Merchants Securities
Co., Ltd., Class H 47,000 87,328
China Minsheng Banking
Corp., Ltd., Class H 690,000 319,412
China National Chemical
Engineering Co., Ltd., Class A 19,400 22,521
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 6,800 7,763
China National Medicines
Corp., Ltd., Class A 10,400 43,581
China National Nuclear Power
Co., Ltd., Class A 103,000 138,179
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 1,600 1,417
China Nonferrous Mining
Corp., Ltd. 292,000 549,250
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 8,700 51,143
China Oilfield Services, Ltd.,
Class H 314,000 283,503
#China Overseas Grand
Oceans Group, Ltd. 241,000 75,297
China Overseas Land &
Investment, Ltd. 430,000 740,831
China Pacific Insurance Group
Co., Ltd., Class H 243,000 947,011
China Petroleum Engineering
Corp., Class A 48,300 24,317
China Publishing & Media Co.,
Ltd., Class A 25,000 20,027
China Railway Group, Ltd.,
Class H 482,000 221,896
China Railway Hi-tech Industry
Co., Ltd., Class A 12,500 13,512
Shares Value
CHINA — (Continued)
China Railway Materials Co.,
Ltd., Class A 25,600 $ 9,553
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 236,000 101,423
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 2,200 1,821
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 1,300 9,205
China Reinsurance Group
Corp., Class H 648,000 113,212
China Resources Beer
Holdings Co., Ltd. 133,500 402,802
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 8,400 20,237
China Resources Gas Group,
Ltd. 112,900 240,871
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 5,900 23,055
#China Resources Land, Ltd. 301,000 1,274,383
ΩChina Resources Mixc
Lifestyle Services, Ltd. 95,400 485,662
ΩChina Resources
Pharmaceutical Group, Ltd. 295,000 182,456
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 6,669 25,487
*China Ruifeng Renewable
Energy Holdings, Ltd. 156,000 12,135
#*China Ruyi Holdings, Ltd. 1,620,000 297,490
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 9,700 7,972
China Southern Power Grid
Technology Co., Ltd., Class A 662 4,107
China State Construction
Engineering Corp., Ltd., Class
A 118,200 82,261
China State Construction
International Holdings, Ltd. 220,000 241,558
China Suntien Green Energy
Corp., Ltd., Class H 283,000 118,735
China Taiping Insurance
Holdings Co., Ltd. 209,000 586,893
China Tianying, Inc., Class A 10,400 7,746
ΩChina Tourism Group Duty
Free Corp., Ltd., Class H 20,500 140,124
China TransInfo Technology
Co., Ltd., Class A 15,800 18,600
#China Travel International
Investment Hong Kong, Ltd. 68,000 10,406
China Tungsten And Hightech
Materials Co., Ltd., Class A 2,450 17,961
China Wafer Level CSP Co.,
Ltd., Class A 5,800 24,940

57
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
China Water Affairs Group,
Ltd. 66,000 $ 39,390
China World Trade Center Co.,
Ltd., Class A 3,000 8,529
China XD Electric Co., Ltd.,
Class A 25,100 49,580
China Yangtze Power Co.,
Ltd., Class A 86,400 372,165
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 4,200 25,480
China Zheshang Bank Co.,
Ltd., Class H 239,700 73,057
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 1,800 2,127
#*Chinasoft International, Ltd. 330,000 165,387
Chongqing Chuanyi
Automation Co., Ltd. 2,000 5,455
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 24,888 36,226
Chongqing Gas Group Corp.,
Ltd., Class A 9,200 6,662
Chongqing Machinery &
Electric Co., Ltd., Class H 126,000 29,565
Chongqing Port Co., Ltd. 10,900 6,843
Chongqing Road & Bridge Co.,
Ltd., Class A 8,400 5,436
Chongqing Rural Commercial
Bank Co., Ltd., Class H 287,000 240,094
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,900 25,004
Chow Tai Fook Jewellery
Group, Ltd. 356,800 562,846
Chow Tai Seng Jewellery Co.,
Ltd., Class A 21,700 41,515
CIG Shanghai Co., Ltd., Class
A 1,000 19,287
CIMC Enric Holdings, Ltd. 78,000 77,387
Cisen Pharmaceutical Co.,
Ltd., Class A 200 417
*CITIC Guoan Information
Industry Co., Ltd., Class A 56,100 23,010
CITIC Heavy Industries Co.,
Ltd., Class A 4,100 2,841
CITIC Securities Co., Ltd.,
Class H 83,000 289,171
CMOC Group, Ltd., Class H 612,000 1,318,185
CMST Development Co., Ltd.,
Class A 15,700 10,950
CNGR Advanced Material Co.,
Ltd., Class A 2,440 14,705
Comba Telecom Systems
Holdings, Ltd. 196,000 19,746
#Concord New Energy Group,
Ltd. 40,000 1,811
Contemporary Amperex
Technology Co., Ltd., Class A 16,920 990,386
Shares Value
CHINA — (Continued)
CQ Pharmaceutical Holding
Co., Ltd., Class A 19,000 $ 15,389
CRRC Corp., Ltd., Class H 360,000 241,481
ΩCSC Financial Co., Ltd.,
Class H 85,000 127,691
CSPC Pharmaceutical Group,
Ltd. 512,000 560,212
*CSSC Science & Technology
Co., Ltd., Class A 4,200 5,659
CTS International Logistics
Corp., Ltd., Class A 6,400 5,080
Dajin Heavy Industry Co., Ltd.,
Class A 1,400 8,170
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 16,500 13,218
Daqin Railway Co., Ltd., Class
A 36,500 26,861
Dashang Co., Ltd., Class A 1,609 3,505
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 22,700 63,360
DBG Technology Co., Ltd.,
Class A 900 2,492
DeHua TB New Decoration
Materials Co., Ltd., Class A 21,300 41,569
*Dezhan Healthcare Co., Ltd. 8,100 3,958
DHC Software Co., Ltd., Class
A 7,400 7,933
Dian Diagnostics Group Co.,
Ltd., Class A 4,800 12,971
Digital China Group Co., Ltd.,
Class A 5,040 17,986
Digital China Information
Service Group Co., Ltd., Class
A 2,900 4,784
Do-Fluoride New Materials
Co., Ltd., Class A 5,400 25,139
Dong-E-E-Jiao Co., Ltd., Class
A 3,400 27,498
Dongfang Electric Corp., Ltd.,
Class H 30,200 82,879
Dongfang Electronics Co.,
Ltd., Class A 17,600 31,221
*DongFeng Automobile Co.,
Ltd., Class A 7,100 5,993
Dongguan Aohai Technology
Co., Ltd., Class A 600 3,053
Dongguan Development
Holdings Co., Ltd., Class A 7,400 11,122
Dongguan Rural Commercial
Bank Co., Ltd., Class H 30,000 12,778
Dongguan Yutong Optical
Technology Co., Ltd. 6,580 16,184
Donghua Testing Technology
Co., Ltd. 500 2,124
Dongxing Securities Co., Ltd.,
Class A 19,300 39,524
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 21,000 14,917

58
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
East Money Information Co.,
Ltd., Class A 34,880 $ 104,174
Eastern Communications Co.,
Ltd., Class A 2,300 4,226
Ecovacs Robotics Co., Ltd.,
Class A 3,000 26,951
Edan Instruments, Inc., Class
A 2,000 3,477
Edifier Technology Co., Ltd.,
Class A 4,900 7,546
Electric Connector Technology
Co., Ltd., Class A 4,100 22,171
ENN Energy Holdings, Ltd. 63,700 381,310
ENN Natural Gas Co., Ltd.,
Class A 9,300 24,512
Eoptolink Technology, Inc.,
Ltd., Class A 3,987 233,792
Era Co., Ltd., Class A 9,400 5,331
Espressif Systems Shanghai
Co., Ltd. 1,414 21,503
*Estun Automation Co., Ltd.,
Class A 600 2,642
*Eternal Asia Supply Chain
Management, Ltd., Class A 12,700 8,669
Eve Energy Co., Ltd., Class A 2,200 17,676
Ever Sunshine Services
Group, Ltd. 118,000 27,086
ΩEverbright Securities Co.,
Ltd., Class H 11,000 10,605
Fangda Carbon New Material
Co., Ltd., Class A 16,400 12,579
Fangda Special Steel
Technology Co., Ltd., Class A 32,500 21,848
Far East Smarter Energy Co.,
Ltd., Class A 6,300 12,398
FAW Jiefang Group Co., Ltd.,
Class A 2,600 2,502
FAWER Automotive Parts Co.,
Ltd., Class A 15,700 9,973
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 200 980
Fibocom Wireless, Inc., Class
A 13,740 42,115
First Capital Securities Co.,
Ltd., Class A 6,900 6,713
Focus Media Information
Technology Co., Ltd., Class A 62,600 52,094
Foryou Corp., Class A 1,000 3,757
Foshan Electrical and Lighting
Co., Ltd., Class A 5,400 4,014
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 11,340 64,547
Founder Securities Co., Ltd.,
Class A 31,800 33,432
Foxconn Industrial Internet
Co., Ltd., Class A 43,900 368,574
#<Fu Shou Yuan International
Group, Ltd. 107,000 27,017
Shares Value
CHINA — (Continued)
Fujian Longking Co., Ltd.,
Class A 4,600 $ 12,145
Fujian Star-net Communication
Co., Ltd., Class A 4,420 17,056
Fulin Precision Co., Ltd., Class
A 10,800 24,979
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 900 9,159
ΩGanfeng Lithium Group Co.,
Ltd., Class H 41,200 193,453
Gansu Shangfeng Materials
Co., Ltd., Class A 13,200 25,839
G-bits Network Technology
Xiamen Co., Ltd., Class A 800 46,122
GCL Energy Technology Co.,
Ltd., Class A 34,800 77,707
Geely Automobile Holdings,
Ltd. 560,000 1,413,997
GEM Co., Ltd., Class A 13,500 13,393
*Genimous Technology Co.,
Ltd., Class A 9,400 10,425
Geovis Technology Co., Ltd.,
Class A 2,522 12,518
GF Securities Co., Ltd., Class
H 89,200 194,289
Giant Network Group Co., Ltd.,
Class A 11,100 48,125
Giantec Semiconductor Corp. 2,014 33,589
GigaDevice Semiconductor,
Inc., Class A 800 44,849
Ginlong Technologies Co.,
Ltd., Class A 4,700 41,520
Glarun Technology Co., Ltd.,
Class A 5,900 21,142
GoerTek, Inc., Class A 8,500 29,074
ΩGolden Throat Holdings
Group Co., Ltd. 24,000 9,733
Goldenmax International
Group, Ltd., Class A 200 1,505
Goldwind Science &
Technology Co., Ltd., Class H 99,600 123,840
Goneo Group Co., Ltd., Class
A 1,155 7,137
Goodbaby International
Holdings, Ltd. 93,000 10,555
*GoodWe Technologies Co.,
Ltd., Class A 698 6,431
Gotion High-tech Co., Ltd.,
Class A 2,000 8,455
*Grandjoy Holdings Group Co.,
Ltd., Class A 13,100 4,287
Great Wall Motor Co., Ltd. 139,000 160,952
Gree Electric Appliances, Inc.
of Zhuhai, Class A 11,200 70,151
#*Greentown China Holdings,
Ltd. 264,500 240,498
Greentown Service Group Co.,
Ltd. 260,000 143,568
GRG Banking Equipment Co.,
Ltd., Class A 12,891 19,546

59
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
GRG Metrology & Test Group
Co., Ltd., Class A 2,500 $ 6,289
Grinm Advanced Materials
Co., Ltd., Class A 900 4,716
Guangdong Advertising Group
Co., Ltd., Class A 12,400 12,486
Guangdong Aofei Data
Technology Co., Ltd., Class A 11,859 39,264
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 42,700 20,992
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 5,300 8,170
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 5,100 12,060
Guangdong Dongpeng
Holdings Co., Ltd., Class A 100 70
Guangdong Dowstone
Technology Co., Ltd., Class A 5,800 15,596
Guangdong Goworld Co., Ltd.,
Class A 10,000 18,657
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 3,900 5,163
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 1,270 4,335
Guangdong Lingxiao Pump
Industry Co., Ltd. 2,100 5,053
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 16,800 36,220
Guangdong South New Media
Co., Ltd., Class A 2,400 12,570
Guangdong TCL Smart Home
Appliances Co., Ltd. 14,700 23,073
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 2,200 8,541
Guangshen Railway Co., Ltd.,
Class H 102,000 29,787
Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 8,100 49,343
Guangxi Liugong Machinery
Co., Ltd., Class A 11,900 15,471
Guangxi LiuYao Group Co.,
Ltd., Class A 3,300 7,706
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 24,000 48,817
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 1,300 11,521
Guangzhou Haige
Communications Group, Inc.
Co., Class A 8,100 11,994
Guangzhou Haoyang
Electronic Co., Ltd., Class A 400 1,972
Shares Value
CHINA — (Continued)
Guangzhou KDT Machinery
Group Co., Ltd., Class A 4,300 $ 11,314
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 5,400 22,197
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 3,600 24,089
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 8,500 44,983
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 20,700 24,092
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 1,000 1,334
Guilin Layn Natural Ingredients
Corp. 1,400 1,379
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 3,100 6,100
Guizhou Gas Group Corp.,
Ltd., Class A 7,500 6,852
Guizhou Sanli Pharmaceutical
Co., Ltd. 1,100 1,674
Guocheng Mining Co., Ltd.,
Class A 2,100 8,676
Guomai Technologies, Inc.,
Class A 300 309
Guosen Securities Co., Ltd.,
Class A 900 1,375
ΩGuotai Haitong Securities
Co., Ltd., Class H 149,304 284,267
Gushengtang Holdings, Ltd. 24,800 93,044
H World Group, Ltd. 96,000 407,427
#H World Group, Ltd.,
Sponsored ADR 1,012 43,202
Ω#Haidilao International
Holding, Ltd. 94,000 142,530
Haier Smart Home Co., Ltd.,
Class A 318,000 916,497
*Hainan Haide Capital
Management Co., Ltd., Class
A 2,595 2,371
Hainan Jinpan Smart
Technology Co., Ltd. 419 3,989
Haisco Pharmaceutical Group
Co., Ltd., Class A 300 2,771
Haitian International Holdings,
Ltd. 88,000 233,646
Hand Enterprise Solutions Co.,
Ltd., Class A 5,000 12,327
Hangcha Group Co., Ltd.,
Class A 13,160 54,738
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 19,300 26,521
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 4,200 161,472
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 400 790
Hangzhou First Applied
Material Co., Ltd., Class A 11,100 24,112

60
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Hangzhou GreatStar Industrial
Co., Ltd. 5,000 $ 22,167
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 2,700 14,833
Hangzhou Onechance Tech
Corp., Class A 300 1,091
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 17,000 18,557
Hangzhou Shunwang
Technology Co., Ltd., Class A 9,400 25,054
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 16,800 80,812
ΩHansoh Pharmaceutical
Group Co., Ltd. 80,000 328,300
Ω*Harbin Bank Co., Ltd., Class
H 207,000 8,183
Harbin Boshi Automation Co.,
Ltd., Class A 5,900 11,707
Harbin Electric Co., Ltd., Class
H 92,000 185,018
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 5,760 9,297
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 28,400 11,985
*Harbin Pharmaceutical Group
Co., Ltd., Class A 17,900 15,612
HBIS Resources Co., Ltd.,
Class A 11,900 25,885
Health & Happiness H&H
International Holdings, Ltd. 37,000 71,673
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 420 5,890
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 9,900 56,775
Hefei Meiya Optoelectronic
Technology, Inc., Class A 15,300 35,863
*Hefei Urban Construction
Development Co., Ltd., Class
A 5,200 8,223
Heilongjiang Agriculture Co.,
Ltd., Class A 4,000 7,315
Henan Lingrui Pharmaceutical
Co., Class A 4,800 16,347
Henan Pinggao Electric Co.,
Ltd., Class A 7,400 21,608
Henan Thinker Automatic
Equipment Co., Ltd., Class A 1,200 4,115
*Henan Yicheng New Energy
Co., Ltd., Class A 11,700 6,410
Henan Yuguang Gold & Lead
Co., Ltd., Class A 11,900 20,563
Henan Zhongyuan
Expressway Co., Ltd., Class A 22,100 12,599
Hengtong Optic-electric Co.,
Ltd., Class A 11,600 81,778
Hengyi Petrochemical Co.,
Ltd., Class A 34,300 81,720
Shares Value
CHINA — (Continued)
Hexing Electrical Co., Ltd.,
Class A 5,900 $ 23,579
Hgtech Co., Ltd., Class A 1,000 14,122
Hisense Home Appliances
Group Co., Ltd., Class H 43,000 128,974
Hisense Visual Technology
Co., Ltd., Class A 9,900 39,829
Hithink RoyalFlush Information
Network Co., Ltd., Class A 2,240 77,933
HLA Group Corp., Ltd., Class
A 51,100 47,669
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd.Guangzhou 3,300 1,412
Hongrun Construction Group
Co., Ltd. 3,600 4,009
*Hopson Development
Holdings, Ltd. 178,701 60,163
Horizon Construction
Development, Ltd. 78,000 6,565
Huaan Securities Co., Ltd.,
Class A 19,800 22,399
Huadong Medicine Co., Ltd.,
Class A 6,900 29,742
Huafon Chemical Co., Ltd.,
Class A 24,800 40,321
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 12,300 7,996
Huafu Fashion Co., Ltd., Class
A 10,200 5,649
Huaihe Energy Group Co.,
Ltd., Class A 35,200 18,191
Huaming Power Equipment
Co., Ltd., Class A 13,200 39,932
Huangshan Novel Co., Ltd. 10,200 16,674
Huangshan Tourism
Development Co., Ltd., Class
A 2,500 4,183
Huapont Life Sciences Co.,
Ltd., Class A 19,900 13,054
ΩHuatai Securities Co., Ltd.,
Class H 102,400 220,559
Huaxi Securities Co., Ltd.,
Class A 5,000 6,219
Huaxia Bank Co., Ltd., Class A 27,300 28,176
Huayu Automotive Systems
Co., Ltd., Class A 8,600 21,470
Hubei Chutian Smart
Communication Co., Ltd. 20,300 10,611
Hubei Dinglong Co., Ltd.,
Class A 2,600 26,441
*Hubei Feilihua Quartz Glass
Co., Ltd., Class A 2,600 28,016
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 9,200 36,563
Hubei Yihua Chemical Industry
Co., Ltd., Class A 2,400 4,666
Huishang Bank Corp., Ltd.,
Class H 10,000 6,478

61
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Huizhou Desay Sv Automotive
Co., Ltd., Class A 1,400 $ 19,165
Humanwell Healthcare Group
Co., Ltd., Class A 15,300 40,576
Hunan Aihua Group Co., Ltd.,
Class A 2,300 8,296
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 4,400 1,961
Hunan Gold Corp., Ltd., Class
A 19,110 65,224
*Hunan Silver Co., Ltd., Class
A 3,700 4,378
Hunan Valin Steel Co., Ltd.,
Class A 44,100 25,663
Hunan Zhongke Electric Co.,
Ltd., Class A 3,500 7,204
Hundsun Technologies, Inc.,
Class A 6,500 22,060
*HUTCHMED China, Ltd. 27,000 60,979
#*HUTCHMED China, Ltd.,
Sponsored ADR 1,312 14,603
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 25,600 32,516
Hygon Information Technology
Co., Ltd., Class A 6,990 286,705
*Hytera Communications
Corp., Ltd., Class A 20,300 24,739
*HyUnion Holding Co., Ltd.,
Class A 3,400 2,945
IEIT Systems Co., Ltd., Class
A 3,600 38,279
Iflytek Co., Ltd., Class A 5,400 33,759
Ω*IMAX China Holding, Inc. 10,000 10,597
Industrial & Commercial Bank
of China, Ltd., Class H 1,277,000 1,222,999
Industrial Bank Co., Ltd., Class
A 45,400 127,056
Industrial Securities Co., Ltd.,
Class A 32,500 29,067
Infore Environment
Technology Group Co., Ltd.,
Class A 19,000 22,085
Ω#*Ingdan, Inc. 119,000 55,391
Ingenic Semiconductor Co.,
Ltd., Class A 1,000 18,777
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 11,400 21,523
Inner Mongolia Furui Medical
Science Co., Ltd., Class A 1,600 10,751
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 4,300 20,248
Ω*Innovent Biologics, Inc. 58,000 641,272
#Inspur Digital Enterprise
Technology, Ltd. 126,000 36,796
Intron Technology Holdings,
Ltd. 51,000 8,975
iRay Group, Class A 1,842 22,927
Shares Value
CHINA — (Continued)
*IReader Technology Co., Ltd.,
Class A 100 $ 330
IRICO Display Devices Co.,
Ltd. 35,000 40,424
*J&T Global Express, Ltd. 263,200 338,667
Jack Technology Co., Ltd.,
Class A 4,300 27,449
Jangho Group Co., Ltd., Class
A 5,200 6,653
JCET Group Co., Ltd., Class A 7,700 74,920
JCHX Mining Management
Co., Ltd., Class A 5,100 56,064
Ω*JD Health International, Inc. 65,750 330,360
Ω*JD Logistics, Inc. 240,000 459,702
JD.com, Inc., Class A 2,100 34,038
Jiajiayue Group Co., Ltd.,
Class A 11,600 16,472
Jiangling Motors Corp., Ltd.,
Class A 6,200 15,616
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 15,000 11,128
Jiangsu Azure Corp., Class A 14,504 34,105
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 14,949 14,233
Jiangsu Chint Power
Technology Co., Ltd., Class A 2,400 7,200
Jiangsu Cnano Technology
Co., Ltd., Class A 4,027 20,393
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 2,000 6,421
Jiangsu Expressway Co., Ltd.,
Class H 142,000 176,015
Jiangsu Gian Technology Co.,
Ltd., Class A 700 3,377
Jiangsu Guomao Reducer Co.,
Ltd., Class A 100 194
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 100 629
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 2,000 32,117
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 11,900 95,293
Jiangsu Hoperun Software
Co., Ltd., Class A 500 2,794
Jiangsu Huahong Technology
Stock Co., Ltd., Class A 1,800 4,251
Jiangsu Huaxicun Co., Ltd.,
Class A 3,500 2,669
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 16,500 10,139
Jiangsu Linyang Energy Co.,
Ltd., Class A 10,600 9,057
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 3,360 24,060

62
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 19,800 $ 29,377
Jiangsu Rainbow Heavy
Industries Co., Ltd. 6,500 4,995
Jiangsu Shemar Electric Co.,
Ltd. 200 1,247
Jiangsu Shentong Valve Co.,
Ltd. 4,200 7,898
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 7,000 9,432
Jiangsu Soho High Hope
Group Corp., Class A 21,100 7,280
Jiangsu Sopo Chemical Co.,
Class A 1,800 1,748
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 29,282 19,121
Jiangsu Xinquan Automotive
Trim Co., Ltd. 5,180 29,607
Jiangsu Yangnong Chemical
Co., Ltd., Class A 2,010 16,867
Jiangsu Yoke Technology Co.,
Ltd., Class A 600 11,887
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 4,300 17,879
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 23,300 15,802
Jiangsu Zhongtian Technology
Co., Ltd., Class A 16,300 68,836
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 13,800 5,435
Jiangxi Bank Co., Ltd., Class H 4,500 344
Jiangxi Copper Co., Ltd., Class
H 122,000 547,332
Jiangxi Ganyue Expressway
Co., Ltd., Class A 20,300 12,444
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 264 841
Jiayou International Logistics
Co., Ltd., Class A 4,676 9,008
*Jilin Chemical Fibre, Class A 1,600 893
#Jinchuan Group International
Resources Co., Ltd. 564,000 719
Jinduicheng Molybdenum Co.,
Ltd., Class A 18,900 58,742
Jinhui Liquor Co., Ltd., Class A 2,200 5,417
Jinlei Technology Co., Ltd.,
Class A 1,800 5,712
ΩJinxin Fertility Group, Ltd. 418,500 115,811
Jinyu Bio-Technology Co.,
Ltd., Class A 3,400 6,364
Jinzai Food Group Co., Ltd. 4,400 7,076
JL Mag Rare-Earth Co., Ltd.,
Class A 600 2,274
#JL Mag Rare-Earth Co., Ltd.,
Class H 8,200 17,171
JNBY Design, Ltd. 45,000 118,904
Shares Value
CHINA — (Continued)
Ω#Joinn Laboratories China
Co., Ltd., Class H 5,700 $ 16,122
Jointown Pharmaceutical
Group Co., Ltd., Class A 66,841 50,972
Jones Tech PLC, Class A 700 4,489
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 7,000 21,052
JS Corrugating Machinery Co.,
Ltd., Class A 2,200 2,297
Ω#*JS Global Lifestyle Co.,
Ltd. 170,500 30,658
Kaishan Group Co., Ltd.,
Class A 2,400 6,120
Kanzhun, Ltd. 13,100 105,246
Kanzhun, Ltd., ADR 1,205 19,617
*KBC Corp., Ltd., Class A 1,183 4,430
KE Holdings, Inc., Class A 116,100 642,861
*Keep, Inc. 70,300 16,496
Kehua Data Co., Ltd., Class A 8,120 34,508
Keli Sensing Technology
Ningbo Co., Ltd. 200 1,496
Kidswant Digital Technology
Co., Ltd., Class A 15,900 17,799
*KingClean Electric Co., Ltd.,
Class A 2,400 9,915
Kingfa Sci & Tech Co., Ltd.,
Class A 6,900 15,796
Kingnet Network Co., Ltd.,
Class A 20,100 51,162
*Kingsoft Cloud Holdings, Ltd. 126,000 93,356
*Kingsoft Cloud Holdings, Ltd.,
ADR 544 6,066
Konfoong Materials
International Co., Ltd., Class A 300 9,036
ΩKuaishou Technology, Class
B 214,500 1,195,375
Kuang-Chi Technologies Co.,
Ltd., Class A 5,600 25,606
*Kunlun Tech Co., Ltd., Class
A 2,600 16,632
*Kunshan Kersen Science &
Technology Co., Ltd., Class A 6,400 12,320
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,680 11,341
Kweichow Moutai Co., Ltd.,
Class A 4,100 819,951
Laobaixing Pharmacy Chain
JSC, Class A 11,200 21,244
LB Group Co., Ltd., Class A 19,500 47,296
Lee's Pharmaceutical
Holdings, Ltd. 2,000 273
Lenovo Group, Ltd. 1,724,000 5,245,695
Leo Group Co., Ltd., Class A 29,300 20,218
Lepu Medical Technology
Beijing Co., Ltd., Class A 15,100 29,223
Leyard Optoelectronic Co.,
Ltd., Class A 27,600 21,905
#*Li Auto, Inc., Class A 43,400 295,547
Li Ning Co., Ltd. 366,500 708,079

63
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Lianhe Chemical Technology
Co., Ltd., Class A 5,800 $ 12,951
Lier Chemical Co., Ltd., Class
A 2,900 6,828
#*Lifetech Scientific Corp. 328,000 61,487
#Lingbao Gold Group Co.,
Ltd., Class H 64,200 158,011
Lingyi iTech Guangdong Co.,
Class A 25,800 47,372
Loncin Motor Co., Ltd., Class A 19,900 43,345
Ω#Longfor Group Holdings,
Ltd. 129,485 113,276
Longhua Technology Group
Luoyang Co., Ltd., Class A 1,300 1,629
Longshine Technology Group
Co., Ltd., Class A 12,300 20,217
*Lotus Holdings Co., Ltd. 6,800 8,186
Luolai Lifestyle Technology
Co., Ltd., Class A 14,800 24,413
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 5,500 23,870
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 16,600 13,716
Luxi Chemical Group Co., Ltd.,
Class A 29,300 54,839
Luxshare Precision Industry
Co., Ltd., Class A 21,800 185,546
Luyang Energy-Saving
Materials Co., Ltd. 5,200 5,613
Ω#*Luye Pharma Group, Ltd. 292,000 75,592
Mango Excellent Media Co.,
Ltd., Class A 18,500 44,843
ΩMaoyan Entertainment 51,516 29,694
*Maxscend Microelectronics
Co., Ltd., Class A 300 3,017
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 2,700 9,999
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 41,900 29,656
Ω*Meitu, Inc. 219,500 132,121
Ω*Meituan, Class B 162,010 1,911,080
#Metallurgical Corp. of China,
Ltd., Class H 252,000 48,204
*M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 600 259
#MicroPort NeuroScientific
Corp. 31,301 35,725
*Microport Scientific Corp. 37,000 31,708
Micro-Tech Nanjing Co., Ltd. 2,577 27,814
Midea Group Co., Ltd., Class A 18,000 233,482
Midea Group Co., Ltd., Class
H 17,200 217,917
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 2,100 18,206
Ming Yang Smart Energy
Group, Ltd., Class A 7,400 12,218
MINISO Group Holding, Ltd. 50,400 164,795
Shares Value
CHINA — (Continued)
Minmetals Development Co.,
Ltd., Class A 16,300 $ 23,146
Minth Group, Ltd. 54,000 190,476
*MLS Co., Ltd., Class A 10,000 15,074
#*MMG, Ltd. 708,800 758,370
Ω*Mobvista, Inc. 138,000 196,223
Montage Technology Co., Ltd.,
Class A 1,086 32,950
Moon Environment Technology
Co., Ltd., Class A 1,600 8,363
#Morimatsu International
Holdings Co., Ltd. 44,000 36,753
MYS Group Co., Ltd., Class A 22,800 15,462
Nanfang Pump Industry Co.,
Ltd., Class A 7,200 4,510
*Nanhua Futures Co., Ltd. 1,000 2,579
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 1,400 7,044
Nanjing Pharmaceutical Group
Co., Ltd. 25,700 19,294
Nantong Jianghai Capacitor
Co., Ltd., Class A 7,100 61,723
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 400 1,252
NARI Technology Co., Ltd.,
Class A 29,340 105,788
*National Silicon Industry
Group Co., Ltd., Class A 911 3,167
NAURA Technology Group
Co., Ltd., Class A 1,890 192,263
*NavInfo Co., Ltd., Class A 11,700 11,573
NBTM New Materials Group
Co., Ltd., Class A 5,400 21,157
Ω*NetEase Cloud Music, Inc. 6,950 112,914
NetEase, Inc. 62,700 1,661,531
NetEase, Inc., Sponsored ADR 14,696 1,958,536
New China Life Insurance Co.,
Ltd., Class H 136,600 842,427
New Hope Dairy Co., Ltd.,
Class A 12,200 32,951
Ω*<New Horizon Health, Ltd. 4,000 1,352
Neway Valve Suzhou Co.,
Ltd., Class A 7,200 48,594
#*Newborn Town, Inc. 112,000 116,405
Newland Digital Technology
Co., Ltd., Class A 14,500 40,343
Nexteer Automotive Group,
Ltd. 149,000 79,805
Ningbo Boway Alloy Material
Co., Ltd. 8,900 21,982
Ningbo Huaxiang Electronic
Co., Ltd., Class A 2,700 7,500
Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 8,800 17,148
Ningbo Joyson Electronic
Corp., Class A 15,700 47,890
Ningbo Orient Wires & Cables
Co., Ltd., Class A 5,280 32,172

64
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Ningbo Peacebird Fashion
Co., Ltd., Class A 2,800 $ 5,564
*Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 2,252 9,320
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 13,700 33,614
*Ningbo Shanshan Co., Ltd.,
Class A 22,300 42,035
Ningbo Sunrise Elc
Technology Co., Ltd. 1,600 6,127
Ningbo Tuopu Group Co., Ltd.,
Class A 2,130 14,713
Ningbo Yunsheng Co., Ltd.,
Class A 2,200 3,570
Ningbo Zhoushan Port Co.,
Ltd., Class A 1,800 928
Ningxia Orient Tantalum
Industry Co., Ltd. 300 1,949
*NIO, Inc., Class A 74,250 367,576
#*Niu Technologies, ADR 6,351 16,449
NKY Medical Holdings, Ltd.,
Class A 4,800 8,771
ΩNongfu Spring Co., Ltd.,
Class H 56,600 316,000
Norinco International
Cooperation, Ltd., Class A 17,400 23,961
North China Pharmaceutical
Co., Ltd. 16,100 11,491
North Copper Co., Ltd., Class
A 31,900 63,390
North Industries Group Red
Arrow Co., Ltd., Class A 5,600 11,932
Northeast Pharmaceutical
Group Co., Ltd., Class A 18,300 12,411
Northeast Securities Co., Ltd.,
Class A 16,000 19,214
Northking Information
Technology Co., Ltd., Class A 1,881 3,175
NYOCOR Co., Ltd., Class A 21,200 20,216
Offshore Oil Engineering Co.,
Ltd., Class A 26,500 22,445
*OFILM Group Co., Ltd., Class
A 20,600 22,023
OmniVision Integrated Circuits
Group, Inc. 2,800 36,776
#Onewo, Inc., Class H 43,900 94,612
Opple Lighting Co., Ltd., Class
A 3,900 10,025
ORG Technology Co., Ltd.,
Class A 28,200 20,628
Orient International Enterprise,
Ltd., Class A 4,700 4,377
ΩOrient Securities Co., Ltd.,
Class H 57,200 41,651
*Ourpalm Co., Ltd., Class A 31,000 20,105
*Pacific Securities Co., Ltd.
(The), Class A 20,400 10,452
PCI Technology Group Co.,
Ltd., Class A 24,700 17,775
Shares Value
CHINA — (Continued)
*PDD Holdings, Inc.,
Sponsored ADR 23,646 $ 2,094,090
Ω*Peijia Medical, Ltd. 46,000 23,582
Pengxin International Mining
Co., Ltd., Class A 27,600 27,137
People.cn Co., Ltd., Class A 1,900 4,735
People's Insurance Co. Group
of China, Ltd. (The), Class H 1,260,000 877,321
Perfect World Co., Ltd., Class
A 8,000 12,995
*Phancy Group Co., Ltd.,
Class H 7,900 29,498
ΩPharmaron Beijing Co., Ltd.,
Class H 23,900 69,796
*Phenix Optical Co., Ltd. 2,200 4,899
PICC Property & Casualty Co.,
Ltd., Class H 670,000 1,401,245
Ping An Bank Co., Ltd., Class
A 33,000 56,829
Ω#*Ping An Healthcare and
Technology Co., Ltd. 60,400 60,234
Ping An Insurance Group Co.
of China, Ltd. 383,500 2,868,327
POCO Holding Co., Ltd., Class
A 1,680 14,451
*Polaris Bay Group Co., Ltd.,
Class A 25,000 22,211
Poly Property Group Co., Ltd. 303,000 58,733
Ω#Pop Mart International
Group, Ltd. 67,200 1,393,430
ΩPostal Savings Bank of
China Co., Ltd., Class H 483,000 312,900
Pou Sheng International
Holdings, Ltd. 149,000 6,080
Power Construction Corp. of
China, Ltd., Class A 9,200 6,662
Precision Tsugami China
Corp., Ltd. 18,000 119,363
Pylon Technologies Co., Ltd.,
Class A 2,427 15,644
Q Technology Group Co., Ltd. 103,000 90,369
*Qi An Xin Technology Group,
Inc. 6,977 27,925
Qianhe Condiment and Food
Co., Ltd., Class A 22,620 26,494
Qingdao East Steel Tower
Stock Co., Ltd., Class A 12,400 34,409
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 100 154
*Qingdao Gaoce Technology
Co., Ltd., Class A 5,999 7,160
Qingdao Gon Technology Co.,
Ltd., Class A 3,848 26,752
Qingdao Haier Biomedical Co.,
Ltd., Class A 2,585 10,806
Qingdao Hanhe Cable Co.,
Ltd., Class A 16,600 16,788
ΩQingdao Port International
Co., Ltd., Class H 45,000 40,802

65
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Qingdao Rural Commercial
Bank Corp., Class A 29,300 $ 13,753
Qingdao TGOOD Electric Co.,
Ltd., Class A 2,800 14,553
*Qinghai Salt Lake Industry
Co., Ltd., Class A 15,100 61,085
Queclink Wireless Solutions
Co., Ltd., Class A 300 458
Quectel Wireless Solutions
Co., Ltd., Class A 4,620 30,976
*Quzhou DFP New Material
Group Co., Ltd. 6,400 3,118
Rainbow Digital Commercial
Co., Ltd., Class A 11,900 8,053
Rastar Group, Class A 11,200 7,894
Rayhoo Motor Dies Co., Ltd. 200 782
Raytron Technology Co., Ltd.,
Class A 1,680 35,237
Renhe Pharmacy Co., Ltd.,
Class A 4,300 3,457
Richinfo Technology Co., Ltd.,
Class A 500 1,493
Rizhao Port Co., Ltd., Class A 11,200 4,610
Rockchip Electronics Co., Ltd.,
Class A 1,500 41,757
Rongsheng Petrochemical
Co., Ltd., Class A 9,400 17,204
*Roshow Technology Co., Ltd.,
Class A 5,700 5,157
Ruida Futures Co., Ltd., Class
A 7,800 22,753
Sai Micro Electronics, Inc.,
Class A 1,000 4,158
Sangfor Technologies, Inc.,
Class A 300 5,318
Sanjiang Shopping Club Co.,
Ltd., Class A 2,200 3,368
Sanquan Food Co., Ltd., Class
A 5,200 10,202
Sany Heavy Equipment
International Holdings Co., Ltd. 176,000 166,762
Sany Heavy Industry Co., Ltd.,
Class A 17,200 52,338
Satellite Chemical Co., Ltd.,
Class A 11,900 44,739
SDIC Capital Co., Ltd., Class A 12,200 11,778
Sealand Securities Co., Ltd.,
Class A 20,400 11,600
#*Seazen Group, Ltd. 396,000 72,720
*Seazen Holdings Co., Ltd.,
Class A 4,900 8,155
#SF Holding Co., Ltd. 27,200 117,311
SF Holding Co., Ltd., Class A 18,200 94,296
SG Micro Corp., Class A 2,000 28,350
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 37,800 20,598
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 45,900 19,982
Shares Value
CHINA — (Continued)
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 15,300 $ 16,720
Shandong Bohui Paper
Industrial Co., Ltd., Class A 14,400 10,491
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 5,600 13,068
ΩShandong Gold Mining Co.,
Ltd., Class H 99,750 256,448
*Shandong Haihua Co., Ltd.,
Class A 5,900 3,687
Shandong Head Group Co.,
Ltd., Class A 2,000 5,733
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 6,380 49,295
Shandong Hi-speed Co., Ltd.,
Class A 2,600 4,370
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 13,700 10,346
Shandong Humon Smelting
Co., Ltd., Class A 13,300 26,409
*Shandong Jinjing Science &
Technology Co., Ltd., Class A 10,200 6,419
Shandong Lukang Pharma 8,600 9,385
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 5,850 49,011
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 183,600 78,670
Shandong WIT Dyne Health
Co., Ltd., Class A 3,200 12,315
Shanghai AtHub Co., Ltd.,
Class A 10,820 38,900
Shanghai Baosteel Packaging
Co., Ltd., Class A 48,700 32,667
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,653 25,629
Shanghai Construction Group
Co., Ltd., Class A 166,300 58,360
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 338 480
Shanghai Electric Group Co.,
Ltd., Class H 302,000 124,010
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 200 302
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 24,000 50,255
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 14,000 42,777
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 700 5,828

66
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 1,344 $ 3,274
Shanghai Gentech Co., Ltd. 238 1,752
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 3,900 14,737
Ω*Shanghai Henlius Biotech,
Inc., Class H 10,200 72,387
Shanghai Huace Navigation
Technology, Ltd., Class A 7,420 31,192
Shanghai Huayi Group Co.,
Ltd., Class A 24,900 30,344
*Shanghai Industrial Urban
Development Group, Ltd. 6,000 179
Shanghai INT Medical
Instruments Co., Ltd., Class H 3,000 12,755
Shanghai Jahwa United Co.,
Ltd., Class A 2,900 7,901
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 2,400 6,926
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 5,100 7,340
Shanghai Liangxin Electrical
Co., Ltd., Class A 5,900 7,880
Shanghai Lingang Holdings
Corp., Ltd., Class A 24,800 32,903
Shanghai M&G Stationery,
Inc., Class A 11,000 38,114
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 3,400 9,661
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 202 2,795
*Shanghai Milkground Food
Tech Co., Ltd., Class A 700 2,387
Shanghai Moons' Electric Co.,
Ltd., Class A 100 732
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 117,800 180,570
Shanghai Pret Composites
Co., Ltd., Class A 8,000 10,780
Shanghai Pudong Construction
Co., Ltd., Class A 2,100 1,605
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 78,000 109,838
Shanghai Putailai New Energy
Technology Group Co., Ltd. 2,700 9,515
Shanghai RAAS Blood
Products Co., Ltd., Class A 36,700 28,150
Shanghai Rural Commercial
Bank Co., Ltd., Class A 26,300 33,452
*Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 22,200 14,300
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 18,400 24,085
Shares Value
CHINA — (Continued)
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 700 $ 8,748
Shanghai Stonehill Technology
Co., Ltd., Class A 16,300 16,412
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 200 342
Shanghai Tunnel Engineering
Co., Ltd., Class A 15,200 12,717
*Shanghai Vital Microtech Co.,
Ltd. 11,600 44,676
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 4,400 5,707
Shanghai Yaoji Technology
Co., Ltd., Class A 2,400 6,596
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 5,500 26,183
Shanghai Zhenhua Heavy
Industries Co., Ltd. 14,400 9,233
Shanghai Zhonggu Logistics
Co., Ltd., Class A 14,700 23,465
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 15,000 14,082
Shanjin International Gold Co.,
Ltd., Class A 15,200 52,622
Shannon Semiconductor
Technology Co., Ltd. 5,300 114,415
Shantui Construction
Machinery Co., Ltd., Class A 16,700 28,017
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 36,400 17,409
Shanxi Hi-speed Group Co.,
Ltd. 12,100 8,439
Shanxi Securities Co., Ltd.,
Class A 8,800 7,050
Shanxi Taigang Stainless
Steel Co., Ltd., Class A 600 323
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 1,000 18,841
Sharetronic Data Technology
Co., Ltd. 4,312 137,819
Shede Spirits Co., Ltd., Class
A 4,100 23,543
Shengda Resources Co., Ltd.,
Class A 7,900 29,712
Shenghe Resources Holding
Co., Ltd., Class A 3,000 9,195
Shengyi Technology Co., Ltd.,
Class A 7,400 115,754
ΩShenwan Hongyuan Group
Co., Ltd., Class H 232,000 76,036
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 1,421 8,938
Shenzhen Absen
Optoelectronic Co., Ltd. 2,200 3,948

67
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Airport Co., Ltd.,
Class A 8,400 $ 8,421
Shenzhen Aisidi Co., Ltd.,
Class A 16,300 24,160
Shenzhen Capchem
Technology Co., Ltd., Class A 5,700 52,836
Shenzhen Cereals Holdings
Co., Ltd., Class A 4,000 3,625
Shenzhen Click Technology
Co., Ltd., Class A 900 1,804
*Shenzhen Clou Electronics
Co., Ltd., Class A 800 597
Shenzhen Comix Group Co.,
Ltd., Class A 6,800 6,666
*Shenzhen Das Intellitech Co.,
Ltd., Class A 3,600 1,530
Shenzhen Desay Battery
Technology Co., Class A 2,470 8,924
*Shenzhen Dynanonic Co.,
Ltd., Class A 1,300 8,227
Shenzhen Envicool
Technology Co., Ltd., Class A 3,736 26,249
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 4,400 17,969
Shenzhen Expressway Corp.,
Ltd., Class H 54,000 46,827
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 1,900 7,740
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 23,600 7,793
Shenzhen FRD Science &
Technology Co., Ltd., Class A 2,500 11,742
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 9,100 8,880
Shenzhen Gas Corp., Ltd.,
Class A 31,200 30,260
Shenzhen Gongjin Electronics
Co., Ltd., Class A 2,600 5,586
Shenzhen Goodix Technology
Co., Ltd., Class A 400 3,104
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 6,400 19,048
Shenzhen Huaqiang Industry
Co., Ltd., Class A 5,100 16,448
Shenzhen Inovance
Technology Co., Ltd., Class A 4,000 37,942
#Shenzhen International
Holdings, Ltd. 293,608 228,398
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 116
#*Shenzhen Investment, Ltd. 342,000 29,657
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 600 682
Shenzhen JPT Opto-
Electronics Co., Ltd., Class A 349 14,366
Shares Value
CHINA — (Continued)
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 1,900 $ 1,969
Shenzhen Kaifa Technology
Co., Ltd., Class A 4,400 24,256
Shenzhen Kedali Industry Co.,
Ltd., Class A 2,100 56,690
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 4,300 11,977
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 2,500 11,335
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 15,100 21,957
Shenzhen Leaguer Co., Ltd.,
Class A 6,200 6,527
Shenzhen Megmeet Electrical
Co., Ltd., Class A 2,600 40,982
Shenzhen Microgate
Technology Co., Ltd., Class A 1,400 2,923
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 1,300 30,584
Shenzhen MTC Co., Ltd.,
Class A 47,700 52,479
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 5,500 38,986
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 151,000 27,922
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 1,100 5,421
Shenzhen SC New Energy
Technology Corp., Class A 4,300 36,407
Shenzhen SED Industry Co.,
Ltd., Class A 3,600 7,218
Shenzhen SEG Co., Ltd.,
Class A 200 197
Shenzhen Senior Technology
Material Co., Ltd., Class A 7,200 14,212
Shenzhen Sinexcel Electric
Co., Ltd. 400 2,013
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,000 19,013
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 300 1,183
Shenzhen Sunway
Communication Co., Ltd.,
Class A 5,200 44,259
Shenzhen Topband Co., Ltd.,
Class A 12,100 18,401
Shenzhen Transsion Holdings
Co., Ltd., Class A 9,633 91,960
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 6,600 16,321
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 2,700 1,791

68
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Yinghe Technology
Co., Ltd., Class A 7,900 $ 24,250
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 10,514 40,930
*Shenzhen Zhenye Group Co.,
Ltd., Class A 2,200 2,124
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 47,400 44,288
Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 2,400 4,727
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 1,800 1,082
*Siasun Robot & Automation
Co., Ltd., Class A 2,600 5,917
Sichuan Changhong Electric
Co., Ltd., Class A 500 514
*Sichuan Chengfei Integration
Technology Corp., Class A 600 2,033
Sichuan Chuantou Energy Co.,
Ltd., Class A 13,800 32,306
Sichuan Development Lomon
Co., Ltd., Class A 21,100 26,495
#Sichuan Expressway Co.,
Ltd., Class H 68,000 41,971
*Sichuan Haite High-tech Co.,
Ltd., Class A 3,700 5,123
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 3,800 1,334
*Sichuan Hongda Co., Ltd. 800 1,487
*Sichuan Kelun-Biotech
Biopharmaceutical Co., Ltd.,
Class H 200 12,339
*Sichuan Lutianhua Co., Ltd.,
Class A 600 320
Sichuan New Energy Power
Co., Ltd., Class A 18,300 33,221
Sichuan Road and Bridge
Group Co., Ltd., Class A 27,860 37,252
Sichuan Teway Food Group
Co., Ltd., Class A 13,200 29,631
Sichuan Yahua Industrial
Group Co., Ltd., Class A 6,000 15,574
ΩSimcere Pharmaceutical
Group, Ltd. 119,000 187,417
Sineng Electric Co., Ltd., Class
A 1,720 6,311
Sino Biopharmaceutical, Ltd. 208,000 133,422
Sinofert Holdings, Ltd. 218,000 36,141
Sinolink Securities Co., Ltd.,
Class A 16,100 20,836
Sinoma Science & Technology
Co., Ltd., Class A 2,600 16,609
Sinomach Automobile Co.,
Ltd., Class A 8,000 6,219
Sinomach Precision Industry
Group Co., Ltd. 100 624
Sinomine Resource Group
Co., Ltd., Class A 2,200 15,330
Shares Value
CHINA — (Continued)
Sinopec Engineering Group
Co., Ltd., Class H 235,000 $ 162,429
*Sinopec Oilfield Equipment
Corp., Class A 12,600 9,832
#*Sinopec Oilfield Service
Corp., Class H 448,000 36,564
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 216,000 31,126
Sinopharm Group Co., Ltd.,
Class H 278,000 616,155
Sino-Platinum Metals Co., Ltd.,
Class A 2,260 6,127
Sinoseal Holding Co., Ltd.,
Class A 2,200 9,685
Sinosteel Engineering &
Technology Co., Ltd., Class A 5,900 4,569
Sinosteel New Materials Co.,
Ltd., Class A 2,200 2,616
Sinotrans, Ltd., Class H 240,000 144,460
Sinotruk Jinan Truck Co., Ltd.,
Class A 12,800 43,991
Sirio Pharma Co., Ltd., Class A 2,229 5,667
Skshu Paint Co., Ltd., Class A 6,182 21,438
Skyworth Digital Co., Ltd.,
Class A 18,200 25,440
*Skyworth Group, Ltd. 110,000 61,021
SooChow Securities Co., Ltd.,
Class A 9,400 11,302
Southern Publishing & Media
Co., Ltd. 3,500 6,229
Southwest Securities Co., Ltd.,
Class A 16,800 10,398
Stanley Agricultural Group Co.,
Ltd., Class A 3,900 5,174
StarPower Semiconductor,
Ltd., Class A 1,260 15,017
State Grid Information &
Communication Co., Ltd.,
Class A 11,800 27,362
State Grid Yingda Co., Ltd.,
Class A 25,100 18,992
STO Express Co., Ltd., Class
A 21,100 44,053
Sumavision Technologies Co.,
Ltd., Class A 400 269
Sumec Corp., Ltd., Class A 24,300 40,228
#Sun Art Retail Group, Ltd. 34,000 5,160
*Sun King Technology Group,
Ltd. 78,000 13,528
Sungrow Power Supply Co.,
Ltd., Class A 9,600 146,941
Sunny Optical Technology
Group Co., Ltd. 86,700 619,712
Sunresin New Materials Co.,
Ltd., Class A 1,350 11,708
Sunrise Group Co., Ltd., Class
A 13,900 12,082
#*Sunshine Lake Pharma Co.,
Ltd., Class H 3,532 18,836

69
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Sunward Intelligent Equipment
Co., Ltd., Class A 7,000 $ 7,515
Sunwoda Electronic Co., Ltd.,
Class A 5,800 16,361
SUPCON Technology Co.,
Ltd., Class A 3,472 47,874
Suzhou Anjie Technology Co.,
Ltd., Class A 5,600 10,970
*Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 9,600 243,760
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 16,300 9,003
Suzhou Good-Ark Electronics
Co., Ltd., Class A 1,000 1,313
Suzhou Maxwell Technologies
Co., Ltd., Class A 2,300 50,697
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 12,300 11,747
Suzhou Secote Precision
Electronic Co., Ltd., Class A 910 5,188
Suzhou Sushi Testing Group
Co., Ltd., Class A 2,900 6,111
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 2,895 73,307
SYoung Group Co., Ltd., Class
A 2,300 6,886
T&S Communications Co.,
Ltd., Class A 100 1,688
TangShan Port Group Co.,
Ltd., Class A 17,700 12,711
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 12,000 11,834
Tasly Pharmaceutical Group
Co., Ltd., Class A 5,500 13,128
*TCL Electronics Holdings, Ltd. 169,000 348,491
*Telling Telecommunication
Holding Co., Ltd., Class A 17,700 22,068
Tencent Holdings, Ltd. 258,400 15,659,008
Tencent Music Entertainment
Group, ADR 58,520 553,014
Tencent Music Entertainment
Group, Class A 22,200 108,996
Tenfu Cayman Holdings Co.,
Ltd. 1,000 337
Three Squirrels, Inc., Class A 1,000 2,698
Three's Co. Future Technology
Group Co., Ltd., Class A 1,435 7,348
Thunder Software Technology
Co., Ltd., Class A 800 7,153
Tian An China Investment Co.,
Ltd. 19,000 8,674
#Tiangong International Co.,
Ltd. 168,000 62,987
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 2,100 3,682
Tianjin Port Co., Ltd., Class A 21,700 14,234
Shares Value
CHINA — (Continued)
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 1,100 $ 2,772
*Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 43,200 22,581
#*Tianqi Lithium Corp. 21,200 90,352
Tianrun Industry Technology
Co., Ltd., Class A 4,900 6,087
Tianshui Huatian Technology
Co., Ltd., Class A 13,700 31,383
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 1,300 4,039
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 5,770 33,048
Time Interconnect Technology,
Ltd. 59,000 99,241
Tinergy Chemical Co., Ltd.,
Class A 25,500 17,520
Tingyi Cayman Islands Holding
Corp. 152,000 230,667
*Titan Wind Energy Suzhou
Co., Ltd., Class A 25,200 23,807
Tofflon Science & Technology
Group Co., Ltd., Class A 10,400 18,757
Tomson Group, Ltd. 40,357 11,734
Tongcheng Travel Holdings,
Ltd. 192,800 351,100
Tongguan Gold Group, Ltd. 230,000 60,128
Tongkun Group Co., Ltd.,
Class A 7,800 25,871
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 20,400 23,410
Tongling Nonferrous Metals
Group Co., Ltd., Class A 71,100 65,379
Tongyu Heavy Industry Co.,
Ltd., Class A 17,700 7,391
ΩTopsports International
Holdings, Ltd. 504,000 87,411
#Towngas Smart Energy Co.,
Ltd. 136,852 61,082
*TPV Technology Co., Ltd.,
Class A 51,100 16,949
TravelSky Technology, Ltd.,
Class H 54,000 59,498
*Trip.com Group, Ltd. 56,950 2,660,998
*Trip.com Group, Ltd.,
Sponsored ADR 5,650 265,607
Triumph Science &
Technology Co., Ltd., Class A 1,400 3,116
Tsinghua Tongfang Co., Ltd.,
Class A 2,700 2,843
Tsingtao Brewery Co., Ltd.,
Class H 68,000 404,101
TSP Wind Power Group Co.,
Ltd., Class A 8,700 9,894
Tungkong, Inc., Class A 1,400 1,681
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 1,400 13,479

70
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Unilumin Group Co., Ltd.,
Class A 6,400 $ 4,824
#Uni-President China
Holdings, Ltd. 99,000 95,192
Unisplendour Corp., Ltd.,
Class A 13,700 70,778
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 8,100 26,351
Valiant Co., Ltd., Class A 4,300 8,137
Vatti Corp., Ltd., Class A 2,400 1,724
*Vcanbio Cell & Gene
Engineering Corp., Ltd., Class
A 6,400 17,788
*Venustech Group, Inc., Class
A 2,000 4,143
*Verisilicon Microelectronics
Shanghai Co., Ltd. 763 21,805
Vipshop Holdings, Ltd.,
Sponsored ADR 51,094 783,782
Walvax Biotechnology Co.,
Ltd., Class A 13,300 24,263
Wangneng Environment Co.,
Ltd., Class A 4,900 10,412
Wangsu Science &
Technology Co., Ltd., Class A 6,600 13,711
#Wanguo Gold Group, Ltd. 104,000 139,655
Want Want China Holdings,
Ltd. 382,000 164,655
Wanxiang Qianchao Co., Ltd.,
Class A 12,600 20,952
Warom Technology, Inc. Co. 3,600 8,737
Wasion Holdings, Ltd. 76,000 171,547
Weichai Power Co., Ltd., Class
H 261,000 1,096,376
Weifu High-Technology Group
Co., Ltd., Class A 3,200 8,486
Weihai Guangwei Composites
Co., Ltd., Class A 11,580 44,428
Weilong Delicious Global
Holdings, Ltd. 65,800 70,989
Ω#*Weimob, Inc. 207,000 31,677
Wenzhou Yihua Connector
Co., Ltd., Class A 300 2,309
Western Mining Co., Ltd.,
Class A 13,100 74,565
Western Region Gold Co.,
Ltd., Class A 7,700 29,017
Western Securities Co., Ltd.,
Class A 22,400 22,422
Western Superconducting
Technologies Co., Ltd., Class
A 4,656 36,354
Willfar Information Technology
Co., Ltd. 5,296 23,487
*Winall Hi-Tech Seed Co.,
Ltd., Class A 1,274 966
Windey Energy Technology
Group Co., Ltd., Class A 260 454
Winner Medical Co., Ltd.,
Class A 900 4,087
Shares Value
CHINA — (Continued)
*Winning Health Technology
Group Co., Ltd., Class A 16,600 $ 18,656
Wolong Electric Group Co.,
Ltd., Class A 10,440 48,989
*World Union Group, Inc.,
Class A 14,900 4,633
Wuchan Zhongda Group Co.,
Ltd., Class A 25,100 18,732
Wuhan DR Laser Technology
Corp., Ltd., Class A 2,100 30,797
Wuhan East Lake High
Technology Group Co., Ltd. 17,500 21,482
*Wuhan Fingu Electronic
Technology Co., Ltd., Class A 400 519
*Wuhan Guide Infrared Co.,
Ltd., Class A 10,400 19,419
Wuhan Jingce Electronic
Group Co., Ltd., Class A 100 2,828
*Wuhan P&S Information
Technology Co., Ltd., Class A 14,600 24,948
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 400 1,885
Wuhu Token Science Co.,
Ltd., Class A 16,400 16,197
Wuliangye Yibin Co., Ltd.,
Class A 4,600 53,129
WUS Printed Circuit Kunshan
Co., Ltd., Class A 4,300 66,059
ΩWuXi AppTec Co., Ltd.,
Class H 34,700 711,116
Wuxi Autowell Technology
Co., Ltd., Class A 3,674 20,618
Ω*Wuxi Biologics Cayman, Inc. 291,500 1,440,103
Wuxi Boton Technology Co.,
Ltd., Class A 900 2,576
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 4,500 10,661
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 15,000 75,184
Wuxi NCE Power Co., Ltd.,
Class A 560 4,038
Wuxi Rural Commercial Bank
Co., Ltd. 11,100 9,286
Wuxi Taiji Industry, Ltd. Co.,
Class A 13,300 33,932
*WuXi XDC Cayman, Inc. 26,000 171,751
XCMG Construction Machinery
Co., Ltd., Class A 35,800 47,497
*XD, Inc. 26,200 158,839
XGD, Inc., Class A 1,400 4,080
Xiamen Amoytop Biotech Co.,
Ltd. 2,206 19,060
Xiamen Bank Co., Ltd., Class
A 15,200 17,533
Xiamen C & D, Inc., Class A 12,000 15,956
Xiamen Faratronic Co., Ltd.,
Class A 2,300 46,617

71
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 6,000 $ 28,386
Xiamen International Airport
Co., Ltd., Class A 9,900 21,813
Xiamen Intretech, Inc., Class A 1,200 3,886
Xiamen ITG Group Corp., Ltd.,
Class A 44,200 38,615
Xiamen Jihong Technology
Co., Ltd., Class A 1,100 2,850
Xiamen Kingdomway Group
Co., Class A 3,400 7,124
Xiamen Tungsten Co., Ltd.,
Class A 12,200 84,996
Xiamen Xiangyu Co., Ltd.,
Class A 52,900 52,482
Xi'An Shaangu Power Co.,
Ltd., Class A 10,700 15,210
Xiandai Investment Co., Ltd.,
Class A 9,300 5,178
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 3,800 6,943
Ω#*Xiaomi Corp., Class B 681,200 2,500,119
Xinfengming Group Co., Ltd.,
Class A 14,500 41,954
Xingfa Aluminium Holdings,
Ltd. 1,000 810
Xinhuanet Co., Ltd., Class A 1,430 3,519
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 100 156
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 10,800 12,346
Xinxiang Chemical Fiber Co.,
Ltd., Class A 13,000 11,473
#Xinyi Energy Holdings, Ltd. 423,979 48,661
Xinzhi Group Co., Ltd., Class A 300 703
Xizang Zhufeng Resources
Co., Ltd., Class A 11,200 21,228
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 1,000 2,051
*XPeng, Inc., ADR 50 650
#*XPeng, Inc., Class A 65,300 421,366
Xtep International Holdings,
Ltd. 301,442 145,308
Xuji Electric Co., Ltd., Class A 5,600 18,906
ΩYadea Group Holdings, Ltd. 145,391 198,945
Yantai China Pet Foods Co.,
Ltd., Class A 3,200 15,769
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 1,600 3,037
Yantai Eddie Precision
Machinery Co., Ltd., Class A 3,600 10,443
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 11,400 227,379
YanTai Shuangta Food Co.,
Ltd., Class A 3,100 1,933
Shares Value
CHINA — (Continued)
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 1,800 $ 2,969
Yealink Network Technology
Corp., Ltd., Class A 8,400 48,385
*Yibin Tianyuan Group Co.,
Ltd., Class A 7,500 6,463
Yifan Pharmaceutical Co., Ltd.,
Class A 5,100 7,756
Yifeng Pharmacy Chain Co.,
Ltd., Class A 10,944 36,834
Yihai International Holding,
Ltd. 97,000 192,352
Yixintang Pharmaceutical
Group Co., Ltd., Class A 6,900 11,923
Yizumi Holdings Co., Ltd.,
Class A 600 1,896
Yonfer Agricultural Technology
Co., Ltd., Class A 23,400 48,509
*Yonghui Superstores Co.,
Ltd., Class A 19,900 9,665
YongXing Special Materials
Technology Co., Ltd., Class A 600 4,009
Yotrio Group Co., Ltd., Class A 11,000 4,398
#*Youdao, Inc., ADR 3,881 65,201
Youngy Co., Ltd., Class A 800 7,288
*Youzu Interactive Co., Ltd.,
Class A 2,900 4,861
YTO Express Group Co., Ltd.,
Class A 20,600 57,529
#Yuexiu Property Co., Ltd. 263,000 121,412
Yuexiu Transport
Infrastructure, Ltd. 80,000 37,951
Yunnan Copper Co., Ltd.,
Class A 23,500 55,049
*Yunnan Energy New Material
Group Co., Ltd., Class A 1,100 8,566
Yunnan Tin Co., Ltd., Class A 18,000 90,888
Yusys Technologies Co., Ltd.,
Class A 200 493
Yutong Bus Co., Ltd., Class A 14,700 70,089
#*Zai Lab, Ltd. 93,600 170,690
#*Zai Lab, Ltd., Sponsored
ADR 1,660 30,328
Zangge Mining Co., Ltd., Class
A 6,400 76,401
Zanyu Technology Group Co.,
Ltd. 2,700 3,874
ZCZL Industrial Technology
Group Co., Ltd., Class H 34,000 61,005
Zhaojin Mining Industry Co.,
Ltd., Class H 82,000 221,689
Zhefu Holding Group Co., Ltd.,
Class A 14,100 9,625
Zhejiang Century Huatong
Group Co., Ltd., Class A 20,800 41,702
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 2,100 20,019
Zhejiang China Commodities
City Group Co., Ltd., Class A 19,100 36,201

72
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Chint Electrics Co.,
Ltd., Class A 13,400 $ 50,041
Zhejiang Communications
Technology Co., Ltd., Class A 38,040 20,334
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 18,200 11,696
Zhejiang Crystal-Optech Co.,
Ltd., Class A 3,300 12,358
Zhejiang Dahua Technology
Co., Ltd., Class A 14,700 36,394
Zhejiang Digital Culture
Technology Group Co., Ltd.,
Class A 17,400 28,135
Zhejiang Dingli Machinery Co.,
Ltd., Class A 2,200 19,220
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 4,500 7,036
Zhejiang Expressway Co.,
Ltd., Class H 182,600 161,838
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 2,100 3,862
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 1,900 2,301
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 28,200 21,212
Zhejiang Hailiang Co., Ltd.,
Class A 21,200 57,666
Zhejiang Hailide New Material
Co., Ltd., Class A 14,600 11,588
Zhejiang HangKe Technology,
Inc. Co., Class A 1,663 5,151
Zhejiang Hangmin Co., Ltd.,
Class A 6,700 6,637
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 300 242
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 8,000 13,718
Zhejiang Huace Film &
Television Co., Ltd., Class A 9,700 10,025
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 2,700 4,402
Zhejiang International Group
Co., Ltd. 8,700 12,238
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 1,100 4,010
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 5,700 32,579
Zhejiang Jingu Co., Ltd., Class
A 1,000 1,347
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 6,900 13,936
Shares Value
CHINA — (Continued)
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 6,100 $ 13,025
Zhejiang Lante Optics Co., Ltd. 4,273 37,514
Zhejiang Longsheng Group
Co., Ltd., Class A 9,900 19,468
Zhejiang Medicine Co., Ltd.,
Class A 8,700 15,601
Zhejiang NHU Co., Ltd., Class
A 12,400 55,102
Zhejiang Runtu Co., Ltd.,
Class A 9,800 19,895
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 2,600 14,449
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 2,400 21,429
Zhejiang Semir Garment Co.,
Ltd., Class A 25,900 23,816
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 6,500 4,880
Zhejiang Southeast Space
Frame Co., Ltd., Class A 400 369
Zhejiang Supor Co., Ltd.,
Class A 3,700 23,882
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 4,500 7,076
Zhejiang Wanliyang Co., Ltd.,
Class A 4,100 3,418
Zhejiang Wanma Co., Ltd.,
Class A 4,900 7,517
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 12,720 28,818
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 15,000 23,566
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 14,900 19,327
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 1,400 2,141
Zhejiang Yasha Decoration
Co., Ltd., Class A 4,900 2,554
Zhejiang Yinlun Machinery
Co., Ltd., Class A 2,800 15,937
*Zhejiang Yongtai Technology
Co., Ltd., Class A 2,900 7,837
Zhende Medical Co., Ltd.,
Class A 100 1,347
Zheshang Development Group
Co., Ltd. 5,900 4,788
Zheshang Securities Co., Ltd.,
Class A 18,500 26,161
*Zhewen Interactive Group
Co., Ltd., Class A 3,400 3,937
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 208,600 295,013
Zhongji Innolight Co., Ltd.,
Class A 17,780 2,374,765

73
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Zhongjin Gold Corp., Ltd.,
Class A 19,300 $ 65,758
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 800 2,575
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 10,500 11,505
*Zhongsheng Group Holdings,
Ltd. 35,000 20,219
Zhongtai Securities Co., Ltd.,
Class A 28,000 23,384
*<Zhongtian Financial Group
Co., Ltd., Class A 2,200 –
Ω#Zhongyuan Bank Co., Ltd.,
Class H 230,000 8,213
Zhuzhou CRRC Times Electric
Co., Ltd. 55,400 237,804
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 800 5,633
Zhuzhou Kibing Group Co.,
Ltd., Class A 24,900 20,869
*Zhuzhou Smelter Group Co.,
Ltd. 9,400 31,596
Zhuzhou Times New Material
Technology Co., Ltd., Class A 9,100 15,024
*Zibo Qixiang Tengda
Chemical Co., Ltd., Class A 21,000 15,734
ZJAMP Group Co., Ltd., Class
A 9,400 11,010
ΩZJLD Group, Inc. 7,600 7,724
ZJMI Environmental Energy
Co., Ltd., Class A 1,400 2,502
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 179,000 172,800
ZTO Express Cayman, Inc. 33,500 798,026
ZTO Express Cayman, Inc.,
Sponsored ADR 450 10,809
TOTAL CHINA 137,517,704
COLOMBIA — (0.2%)
Almacenes Exito SA 38,581 57,689
Banco de Bogota SA 4,901 60,309
Celsia SA 25,526 40,156
*Corp Financiera Colombiana
SA 15,050 98,050
Grupo Cibest SA 8,966 254,796
Grupo Cibest SA, ADR 4,157 384,606
Grupo Energia Bogota SA ESP 55,503 50,536
Interconexion Electrica SA
ESP 15,097 143,457
Mineros SA 17,147 86,863
Organizacion Terpel SA 7,845 44,279
Promigas SA ESP 34,402 72,596
TOTAL COLOMBIA 1,293,337
CZECHIA — (0.1%)
Komercni Banka A/S 3,660 182,721
ΩMoneta Money Bank A/S 18,642 170,358
TOTAL CZECHIA 353,079
Shares Value
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), Registered,
GDR 45,969 $ 124,346
TOTAL EGYPT 124,346
GREECE — (0.6%)
*Aktor SA Holding Company
Technical And Energy Projects 4,388 52,606
Allwyn AG 11,438 175,554
Alpha Bank SA 112,087 550,150
#Athens International Airport
SA 4,998 60,725
Athens Water Supply &
Sewage Co. SA 2,489 32,589
Autohellas Tourist and Trading
SA 2,551 34,047
Avax SA 1,184 4,625
Bank of Greece 2,449 42,265
Cenergy Holdings SA 4,692 115,633
Ellaktor SA 1,366 1,996
ElvalHalcor SA 11,158 48,013
Eurobank SA 85,378 437,131
Fourlis Holdings SA 2,672 12,497
GEK TERNA SA 2,698 140,371
Hellenic Telecommunications
Organization SA 7,278 167,641
HELLENiQ ENERGY Holdings
S.A. 11,369 170,048
#*Ideal Holdings SA 1,812 12,551
JUMBO SA 10,603 295,222
Kri-Kri Milk Industry SA 622 20,146
*LAMDA Development SA 7,884 57,283
Motor Oil Hellas Corinth
Refineries SA 10,722 626,678
National Bank of Greece SA 22,298 413,045
Optima bank SA 19,381 232,354
Piraeus Port Authority SA 762 39,014
Profile Systems & Software SA 825 8,533
Quest Holdings SA 3,744 30,843
#Sarantis SA 1,971 32,882
Thrace Plastics Holding and
Co., Class A 88 481
TOTAL GREECE 3,814,923
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 142,000 15,392
TOTAL HONG KONG 15,392
HUNGARY — (0.3%)
*4iG Nyrt 334 1,848
ANY Security Printing Co. 1,493 31,660
Magyar Telekom
Telecommunications PLC 32,067 277,874
OTP Bank Nyrt 7,034 1,039,256
Richter Gedeon Nyrt 4,518 168,235
TOTAL HUNGARY 1,518,873
INDIA — (12.0%)
360 ONE WAM, Ltd. 20,035 238,387
3M India, Ltd. 270 97,952

74
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Aarti Drugs, Ltd. 2,761 $ 12,233
Aarti Industries, Ltd. 8,573 43,945
ABB India, Ltd. 2,969 226,670
Action Construction
Equipment, Ltd. 3,439 38,576
*Adani Energy Solutions, Ltd. 4,501 77,618
*Adani Green Energy, Ltd. 8,728 126,509
Adani Total Gas, Ltd. 16,527 112,839
ADF Foods, Ltd. 180 511
Aditya Birla Sun Life Asset
Management Co., Ltd. 11,594 122,945
ΩAditya Vision, Ltd. 3,545 23,706
Advanced Enzyme
Technologies, Ltd. 3,979 13,140
Aegis Logistics, Ltd. 12,586 168,948
Ahluwalia Contracts India, Ltd. 1,991 17,140
AIA Engineering, Ltd. 1,079 51,917
Ajanta Pharma, Ltd. 6,091 221,208
Alembic Pharmaceuticals, Ltd. 1,807 15,095
Alkem Laboratories, Ltd. 3,664 220,861
Amara Raja Energy & Mobility,
Ltd. 12,890 122,996
*Amber Enterprises India, Ltd. 1,463 114,085
Anant Raj, Ltd. 7,455 48,794
Angel One, Ltd. 130,496 407,497
Anup Engineering, Ltd. (The) 362 8,244
Apar Industries, Ltd. 2,638 396,688
APL Apollo Tubes, Ltd. 27,480 524,025
Apollo Hospitals Enterprise,
Ltd. 4,172 391,643
Apollo Tyres, Ltd. 15,474 69,436
Arvind Fashions, Ltd. 18,146 85,581
Arvind SmartSpaces, Ltd. 72 447
Ashapura Minechem, Ltd. 11,342 83,512
Ashiana Housing, Ltd. 200 819
Ashok Leyland, Ltd. 489,666 852,829
*Ashoka Buildcon, Ltd. 21,285 27,013
Asian Paints, Ltd. 24,779 713,466
ΩAster DM Quality Care, Ltd. 1,747 15,053
Astra Microwave Products, Ltd. 4,660 90,919
Astral, Ltd. 5,489 83,335
AstraZeneca Pharma India,
Ltd. 558 47,370
AurionPro Solutions, Ltd. 1,646 12,652
Ω*Avalon Technologies, Ltd. 758 14,363
Avanti Feeds, Ltd. 6,904 65,093
Ω*Avenue Supermarts, Ltd. 4,012 164,870
*AvenuesAI, Ltd. 70,767 11,756
AWL Agri Business, Ltd. 37,422 74,299
Axis Bank, Ltd. 51,658 665,655
Axis Bank, Ltd., GDR 76 4,879
*AXISCADES Technologies,
Ltd. 1,379 22,452
Bajaj Auto, Ltd. 2,761 333,366
*Bajaj Consumer Care, Ltd. 11,095 60,943
Bajaj Finserv, Ltd. 18,044 383,725
Balmer Lawrie & Co., Ltd. 5,387 9,722
Balrampur Chini Mills, Ltd. 22,529 138,411
Balu Forge Industries, Ltd. 2,274 10,495
Shares Value
INDIA — (Continued)
Banco Products India, Ltd. 5,703 $ 38,089
ΩBandhan Bank, Ltd. 161,047 293,907
Bank of India 59,036 85,354
Bank of Maharashtra 97,873 81,374
BASF India, Ltd. 1,488 56,669
Bayer CropScience, Ltd. 2,115 93,861
BEML, Ltd. 3,930 72,096
Berger Paints India, Ltd. 27,848 151,900
*BF Utilities, Ltd. 2,747 16,420
Bhansali Engineering
Polymers, Ltd. 4,752 5,778
Bharat Electronics, Ltd. 221,042 898,508
Bharat Forge, Ltd. 5,516 127,172
Bharat Heavy Electricals, Ltd. 92,361 393,973
Bharat Petroleum Corp., Ltd. 120,528 403,907
Bharat Rasayan, Ltd. 32 429
Bharti Airtel, Ltd. 84,610 1,748,686
Biocon, Ltd. 41,448 184,923
Birlasoft, Ltd. 36,922 117,017
Black Box, Ltd. 6,433 50,937
Bliss Gvs Pharma, Ltd. 4,229 20,639
BLS International Services,
Ltd. 20,082 50,387
Blue Dart Express, Ltd. 519 28,069
Blue Star, Ltd. 12,441 219,209
Bombay Burmah Trading Co. 2,378 37,312
Bosch, Ltd. 440 189,461
Brigade Enterprises, Ltd. 4,392 26,707
Britannia Industries, Ltd. 6,708 380,798
Campus Activewear, Ltd. 8,034 18,722
Canara Bank 48,185 63,115
*Capacit'e Infraprojects, Ltd. 5,003 11,258
Caplin Point Laboratories, Ltd. 1,083 28,567
Carborundum Universal, Ltd. 4,622 51,532
Care Ratings, Ltd. 745 13,348
*Cartrade Tech, Ltd. 5,292 150,837
Castrol India, Ltd. 74,321 144,264
CCL Products India, Ltd. 2,815 34,084
Ceat, Ltd. 1,994 71,679
Cello World, Ltd. 5,373 19,332
Cemindia Projects, Ltd. 10,303 147,696
Central Depository Services
India, Ltd. 13,047 182,274
Centum Electronics, Ltd. 320 11,883
Century Enka, Ltd. 32 205
Century Plyboards India, Ltd. 6,883 57,674
CG Power & Industrial
Solutions, Ltd. 43,190 390,822
Chalet Hotels, Ltd. 2,966 25,223
Chambal Fertilisers and
Chemicals, Ltd. 17,840 82,062
Chennai Petroleum Corp., Ltd. 7,129 94,186
*Choice International, Ltd. 5,845 50,413
CIE Automotive India, Ltd. 9,819 42,048
ΩCochin Shipyard, Ltd. 10,730 160,025
Coforge, Ltd. 41,797 753,892
Colgate-Palmolive India, Ltd. 12,625 274,703
Computer Age Management
Services, Ltd. 27,801 231,974

75
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Concord Biotech, Ltd. 2,198 $ 32,730
Confidence Petroleum India,
Ltd. 2,354 1,965
Container Corp. of India, Ltd. 20,819 114,661
Coromandel International, Ltd. 18,366 399,138
Cosmo First, Ltd. 2,046 19,134
Craftsman Automation, Ltd. 1,345 139,180
CRISIL, Ltd. 1,610 73,566
Crompton Greaves Consumer
Electricals, Ltd. 61,075 166,554
Cummins India, Ltd. 13,813 798,972
Cyient, Ltd. 3,472 30,847
Dabur India, Ltd. 30,046 132,714
Data Patterns India, Ltd. 31 1,391
Datamatics Global Services,
Ltd. 278 2,424
Deep Industries, Ltd. 3,138 19,631
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 7,674 124,888
Deepak Nitrite, Ltd. 4,166 72,575
*Delhivery, Ltd. 31,178 157,483
*Devyani International, Ltd. 18,706 22,385
Dhanuka Agritech, Ltd. 3,194 34,208
Dixon Technologies India, Ltd. 4,292 631,958
Dodla Dairy, Ltd. 1,756 19,151
ΩDr. Lal PathLabs, Ltd. 9,182 183,342
Dr. Reddy's Laboratories, Ltd. 13,069 157,255
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 34,164 404,843
Dynacons Systems &
Solutions Ltd 305 3,942
eClerx Services, Ltd. 8,348 161,466
Eicher Motors, Ltd. 8,443 693,164
*EID Parry India, Ltd. 15,626 124,472
Elecon Engineering Co., Ltd. 11,872 52,140
*Electronics Mart India, Ltd. 9,834 13,415
Elgi Equipments, Ltd. 20,662 123,357
Emami, Ltd. 25,394 105,938
Emcure Pharmaceuticals, Ltd. 1,432 29,417
ΩEndurance Technologies,
Ltd. 2,474 71,520
Engineers India, Ltd. 55,440 129,212
EPL, Ltd. 38,557 89,879
Ω*Equitas Small Finance
Bank, Ltd. 156,431 123,305
ΩEris Lifesciences, Ltd. 6,034 85,671
ESAB India, Ltd. 351 20,705
Escorts Kubota, Ltd. 2,470 79,887
*Eternal, Ltd. 176,004 557,904
*Ethos, Ltd. 553 14,926
*Eureka Forbes, Ltd. 14,435 67,844
Exide Industries, Ltd. 3,782 17,829
FDC, Ltd. 4,933 21,187
Federal Bank, Ltd. 94,054 353,731
Filatex India, Ltd. 1,006 775
Fine Organic Industries, Ltd. 926 46,744
Fineotex Chemical, Ltd. 42,850 17,658
Finolex Cables, Ltd. 4,923 50,956
Finolex Industries, Ltd. 10,500 17,868
Shares Value
INDIA — (Continued)
Firstsource Solutions, Ltd. 38,782 $ 122,799
Force Motors, Ltd. 1,015 190,437
Fortis Healthcare, Ltd. 33,229 329,103
*FSN E-Commerce Ventures,
Ltd. 146,998 513,642
Gabriel India, Ltd. 6,721 101,560
Galaxy Surfactants, Ltd. 512 10,434
Gandhar Oil Refinery India,
Ltd. 3,776 8,835
Ganesh Housing, Ltd. 3,911 30,357
Garden Reach Shipbuilders &
Engineers, Ltd. 1,920 52,343
Garware Technical Fibres, Ltd. 1,357 10,423
Gateway Distriparks, Ltd. 15,986 9,712
GE Vernova T&D India, Ltd. 13,684 620,029
Genus Power Infrastructures,
Ltd. 6,295 20,630
*Genus Prime Infra, Ltd. 1,049 325
Gillette India, Ltd. 774 61,845
ΩGland Pharma, Ltd. 2,052 53,827
GlaxoSmithKline
Pharmaceuticals, Ltd. 5,359 149,141
Glenmark Pharmaceuticals,
Ltd. 17,399 407,353
Global Health, Ltd. 8,160 120,209
Globus Spirits, Ltd. 938 8,685
GMM Pfaudler, Ltd. 1,257 11,388
*GMR Airports, Ltd. 217,916 240,401
Godrej Consumer Products,
Ltd. 19,856 222,752
Godrej Properties, Ltd. 11,075 244,413
*Gokaldas Exports, Ltd. 3,834 32,747
*Gokul Agro Resources, Ltd. 10,994 25,938
Goldiam International, Ltd. 4,272 16,821
Goodluck India, Ltd. 1,540 24,493
Granules India, Ltd. 11,196 96,764
*Gravita India, Ltd. 2,396 40,590
Greaves Cotton, Ltd. 7,662 19,116
Greenlam Industries, Ltd. 4,280 11,299
Greenply Industries, Ltd. 8,401 25,071
Grindwell Norton, Ltd. 1,559 34,642
*GSPL Transmission, Ltd. 12,994 20,430
Gujarat Energy, Ltd. 38,981 112,145
Gujarat Pipavav Port, Ltd. 43,209 68,050
Gulf Oil Lubricants India, Ltd. 2,895 32,444
Hatsun Agro Product, Ltd. 3,527 32,729
Havells India, Ltd. 17,135 226,402
HBL Engineering, Ltd. 8,259 62,210
HCL Technologies, Ltd. 47,271 667,288
ΩHDFC Asset Management
Co., Ltd. 17,078 468,193
ΩHDFC Life Insurance Co.,
Ltd. 28,600 164,409
*HealthCare Global
Enterprises, Ltd. 131 922
Heritage Foods, Ltd. 11,595 40,120
Hero MotoCorp, Ltd. 13,571 766,058
HFCL, Ltd. 65,014 132,134

76
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Himadri Speciality Chemical,
Ltd. 14,656 $ 115,302
Hindustan Aeronautics, Ltd. 8,613 419,434
Hindustan Copper, Ltd. 19,188 98,861
*Hindustan Foods, Ltd. 3,663 22,061
Hindustan Petroleum Corp.,
Ltd. 141,197 576,760
Hindustan Unilever, Ltd. 35,891 790,418
*Hindware Home Innovation,
Ltd. 2,541 5,871
Hitachi Energy India, Ltd. 1,186 399,932
Honda India Power Products,
Ltd. 12 263
*Hubtown, Ltd. 6,686 13,354
Huhtamaki India, Ltd. 124 387
Hyundai Motor India, Ltd. 3,032 69,296
ICICI Bank, Ltd. 32,180 484,108
ICICI Bank, Ltd., Sponsored
ADR 96,855 2,904,681
ΩICICI Lombard General
Insurance Co., Ltd. 15,167 258,100
ΩICICI Prudential Life
Insurance Co., Ltd. 23,166 125,135
*IFB Industries, Ltd. 1,019 14,051
IIFL Capital Services, Ltd. 15,529 54,978
ΩIndiaMart InterMesh, Ltd. 5,721 107,914
ΩIndian Energy Exchange,
Ltd. 49,550 68,674
Indian Railway Catering &
Tourism Corp., Ltd. 11,316 58,089
Indigo Paints, Ltd. 1,941 22,617
Indraprastha Gas, Ltd. 31,598 50,330
Indraprastha Medical Corp.,
Ltd. 7,186 27,591
Info Edge India, Ltd. 33,357 428,696
Infosys, Ltd. 105,111 1,244,940
#Infosys, Ltd., Sponsored ADR 10,501 126,327
Ingersoll Rand India, Ltd. 498 22,629
*Inox Green Energy Services,
Ltd. 7,442 13,251
INOX India, Ltd. 3,771 75,408
Insecticides India, Ltd. 1,074 7,217
Intellect Design Arena, Ltd. 10,110 76,279
*Inventurus Knowledge
Solutions, Ltd. 1,843 35,713
IOL Chemicals and
Pharmaceuticals, Ltd. 3,620 5,552
ION Exchange India, Ltd. 1,881 8,294
IRB Infrastructure Developers,
Ltd. 354,202 74,245
ΩIRCON International, Ltd. 54,468 71,922
ISGEC Heavy Engineering,
Ltd. 2,696 23,338
ITC Hotels, Ltd. 1,669 2,840
J Kumar Infraprojects, Ltd. 1,957 9,886
Jammu & Kashmir Bank, Ltd.
(The) 66,191 108,220
Jamna Auto Industries, Ltd. 42,014 57,762
Jash Engineering, Ltd. 1,553 8,212
Shares Value
INDIA — (Continued)
JBM Auto, Ltd. 3,802 $ 26,233
Jindal Saw, Ltd. 25,944 69,867
Jindal Stainless, Ltd. 19,043 146,652
JK Paper, Ltd. 5,870 24,027
JK Tyre & Industries, Ltd. 10,057 42,135
JSW Dulux, Ltd. 1,829 56,334
JTEKT India, Ltd. 3,543 5,225
Jubilant Pharmova, Ltd. 7,309 71,635
Kalpataru Projects
International, Ltd. 9,603 129,791
Kalyan Jewellers India, Ltd. 42,517 272,975
Kansai Nerolac Paints, Ltd. 22,852 47,119
Karnataka Bank, Ltd. (The) 57,888 172,757
KDDL, Ltd. 709 24,536
KEC International, Ltd. 10,129 49,783
KEI Industries, Ltd. 8,197 429,459
*Keystone Realtors, Ltd. 2,526 10,586
*Kiri Industries, Ltd. 10,695 46,478
Kirloskar Brothers, Ltd. 2,814 55,153
Kirloskar Oil Engines, Ltd. 15,933 365,667
Kirloskar Pneumatic Co., Ltd. 2,933 45,568
*Knowledge Marine &
Engineering Works, Ltd. 137 3,537
*Kolte-Patil Developers, Ltd. 2,174 8,774
Kotak Mahindra Bank, Ltd. 126,708 518,306
KP Energy, Ltd. 5,788 18,620
KPIT Technologies, Ltd. 18,631 116,845
KRBL, Ltd. 9,885 36,374
Ω*Krishna Institute of Medical
Sciences, Ltd. 22,745 191,824
Krsnaa Diagnostics, Ltd. 84 464
KSB, Ltd. 8,020 71,942
*Latent View Analytics, Ltd. 2,559 8,480
LG Balakrishnan & Bros, Ltd. 1,178 19,611
Lloyds Metals & Energy, Ltd. 10,301 220,994
ΩLodha Developers, Ltd. 19,385 252,727
LT Foods, Ltd. 21,973 94,499
Lumax Auto Technologies, Ltd. 4,032 66,272
Lupin, Ltd. 13,592 344,020
Mahanagar Gas, Ltd. 5,465 64,178
Maharashtra Seamless, Ltd. 5,483 32,488
Mahindra & Mahindra, Ltd. 47,849 1,704,290
Mahindra Lifespace
Developers, Ltd. 9,902 40,748
ΩMahindra Logistics, Ltd. 6,712 28,806
*Man Industries India, Ltd. 2,116 11,805
Man Infraconstruction, Ltd. 11,394 11,712
Mangalore Refinery &
Petrochemicals, Ltd. 20,404 36,341
Mankind Pharma, Ltd. 6,308 163,268
Manorama Industries, Ltd. 1,443 24,266
Marico, Ltd. 90,548 826,239
Marksans Pharma, Ltd. 18,048 48,868
Maruti Suzuki India, Ltd. 3,134 467,530
Mastek, Ltd. 1,747 34,327
*Max Estates, Ltd. 4,742 19,541
*Max Financial Services, Ltd. 14,417 226,496
Max Healthcare Institute, Ltd. 30,440 350,452
Mayur Uniquoters, Ltd. 2,012 15,835

77
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Mazagon Dock Shipbuilders,
Ltd. 4,061 $ 101,373
*Medplus Health Services, Ltd. 9,540 70,484
Metro Brands, Ltd. 808 8,778
ΩMetropolis Healthcare, Ltd. 13,272 81,017
Minda Corp., Ltd. 7,130 52,379
MOIL, Ltd. 10,005 29,470
Mold-Tek Packaging, Ltd. 2,910 20,501
Motherson Sumi Wiring India,
Ltd. 362,041 154,090
Motilal Oswal Financial
Services, Ltd. 1,923 17,170
Mphasis, Ltd. 15,211 373,408
Narayana Hrudayalaya, Ltd. 10,637 226,218
Natco Pharma, Ltd. 2,798 26,891
Navin Fluorine International,
Ltd. 308 24,428
Navneet Education, Ltd. 6,611 9,291
*Nazara Technologies, Ltd. 28,928 102,778
NBCC India, Ltd. 127,151 126,331
Netweb Technologies India,
Ltd. 2,175 103,125
Newgen Software
Technologies, Ltd. 5,269 30,687
NHPC, Ltd. 373,843 308,470
ΩNippon Life India Asset
Management, Ltd. 22,314 271,608
NRB Bearings, Ltd. 208 894
Oberoi Realty, Ltd. 9,102 174,351
Olectra Greentech, Ltd. 2,496 34,640
*One 97 Communications, Ltd. 33,202 467,330
Oracle Financial Services
Software, Ltd. 3,561 417,475
Orient Electric, Ltd. 5,810 10,642
Page Industries, Ltd. 633 267,855
Panama Petrochem, Ltd. 2,588 12,302
ΩParadeep Phosphates, Ltd. 21,757 33,595
*Patel Engineering, Ltd. 54,059 15,484
*PC Jeweller, Ltd. 340,258 33,022
PCBL CHEMICAL, Ltd. 8,386 27,940
PDS, Ltd. 1,751 6,672
Pearl Global Industries, Ltd. 1,764 38,173
Persistent Systems, Ltd. 17,185 999,419
Petronet LNG, Ltd. 160,143 471,206
Phoenix Mills, Ltd. (The) 11,624 230,653
PI Industries, Ltd. 8,713 251,231
*Piccadily Agro Industries, Ltd. 2,035 15,652
Pidilite Industries, Ltd. 25,858 436,698
Piramal Pharma, Ltd. 30,712 62,963
Pitti Engineering, Ltd. 1,321 12,800
PNC Infratech, Ltd. 6,444 16,622
Pokarna, Ltd. 1,786 17,556
Poly Medicure, Ltd. 813 14,502
Polycab India, Ltd. 4,658 444,564
Polyplex Corp., Ltd. 2,278 26,389
Pondy Oxides & Chemicals,
Ltd. 6,115 33,653
Power Grid Corp. of India, Ltd. 171,030 509,514
Power Mech Projects, Ltd. 1,765 47,474
Shares Value
INDIA — (Continued)
Praj Industries, Ltd. 19,315 $ 63,138
ΩPrataap Snacks, Ltd. 16 194
Prestige Estates Projects, Ltd. 11,427 193,558
Pricol, Ltd. 17,598 128,488
Privi Speciality Chemicals, Ltd. 890 33,739
Procter & Gamble Health, Ltd. 1,173 81,193
Procter & Gamble Hygiene &
Health Care, Ltd. 81 7,296
Prudent Corporate Advisory
Services, Ltd. 1,046 36,089
*PSP Projects, Ltd. 85 871
Punjab National Bank 12,966 15,316
ΩQuess Corp., Ltd. 12,010 41,859
Radico Khaitan, Ltd. 3,019 137,346
Rail Vikas Nigam, Ltd. 25,134 59,395
Railtel Corp. of India, Ltd. 14,291 42,612
Rainbow Children's Medicare,
Ltd. 1,469 23,485
Rallis India, Ltd. 8,004 18,215
Ramkrishna Forgings, Ltd. 9,059 61,822
*Ramky Infrastructure, Ltd. 26 103
Rane Holdings, Ltd. 32 586
Rashi Peripherals, Ltd. 2,790 24,374
*Rategain Travel
Technologies, Ltd., Class A 7,708 74,192
Ratnamani Metals & Tubes,
Ltd. 2,596 64,180
Raymond Realty, Ltd. 2,608 17,578
*Raymond, Ltd. 8,544 51,946
ΩRBL Bank, Ltd. 54,985 216,390
Redington, Ltd. 126,211 425,465
Redtape, Ltd. 38,748 53,812
*Religare Enterprises, Ltd. 12,995 34,478
Rhi Magnesita India, Ltd. 6,048 24,629
RITES, Ltd. 13,025 29,225
Rossari Biotech, Ltd. 1,339 7,077
*RPSG Ventures, Ltd. 1,402 13,742
Safari Industries India, Ltd. 1,618 26,447
Saksoft, Ltd. 9,266 16,441
Samvardhana Motherson
International, Ltd. 321,868 508,532
Sanghvi Movers, Ltd. 3,304 14,190
Sanofi Consumer Healthcare
India, Ltd. 579 27,982
ΩSansera Engineering, Ltd. 2,071 72,645
Saregama India, Ltd. 7,360 40,331
Sasken Technologies, Ltd. 24 456
Savita Oil Technologies, Ltd. 4,418 27,863
SBI Cards & Payment
Services, Ltd. 25,465 176,185
ΩSBI Life Insurance Co., Ltd. 30,796 607,431
Schaeffler India, Ltd. 2,298 98,245
*Schneider Electric
Infrastructure, Ltd. 3,437 48,820
*SEAMEC, Ltd. 915 14,023
Senco Gold, Ltd. 5,844 24,695
*SEPC, Ltd. 117,188 7,271
Shaily Engineering Plastics,
Ltd. 2,456 78,801

78
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Shankara Buildpro, Ltd. 1,418 $ 18,461
Shanthi Gears, Ltd. 24 104
Sharda Cropchem, Ltd. 4,174 35,861
Sheela Foam, Ltd. 4,240 34,830
Shilpa Medicare, Ltd. 8,528 54,632
Shivalik Bimetal Controls, Ltd. 7,785 61,148
Siemens Energy India, Ltd. 1,883 63,759
Siemens, Ltd. 1,883 74,203
*Sigma Advanced Systems,
Ltd. 2,185 14,279
SIS, Ltd. 2,686 11,891
SJS Enterprises, Ltd. 3,655 91,617
SJVN, Ltd. 69,589 50,046
SKF India Industrial, Ltd. 2,232 64,093
SKF India, Ltd. 2,232 34,612
Skipper, Ltd. 4,541 25,117
Sobha, Ltd. 4,182 60,143
Somany Ceramics, Ltd. 36 184
ΩSona BLW Precision
Forgings, Ltd. 9,753 78,645
Sonata Software, Ltd. 15,287 51,662
SRF, Ltd. 10,284 282,658
*Star Health & Allied Insurance
Co., Ltd. 13,534 85,248
State Bank of India 11,283 121,492
State Bank of India, GDR 1,759 190,324
*Sterling and Wilson
Renewable 11,020 23,557
*STL Networks, Ltd. 9,600 2,444
Strides Pharma Science, Ltd. 9,654 103,709
*Stylam Industries, Ltd. 16 568
Styrenix Performance
Materials, Ltd. 496 12,874
Subros, Ltd. 1,121 9,625
Sudarshan Chemical
Industries, Ltd. 1,272 13,517
Sumitomo Chemical India, Ltd. 7,640 40,860
Sun Pharmaceutical Industries,
Ltd. 21,814 455,073
Sun TV Network, Ltd. 11,553 61,588
Sundram Fasteners, Ltd. 2,314 23,705
Sunteck Realty, Ltd. 7,014 22,222
Suprajit Engineering, Ltd. 4,426 23,407
Supreme Industries, Ltd. 6,641 241,196
Supreme Petrochem, Ltd. 12,040 89,989
Supriya Lifescience, Ltd. 2,571 23,362
Surya Roshni, Ltd. 12,237 30,703
*Suzlon Energy, Ltd. 1,097,251 552,104
Swan Corp., Ltd. 12,836 41,408
Swaraj Engines, Ltd. 554 21,069
ΩSyngene International, Ltd. 16,766 67,809
Tanla Platforms, Ltd. 4,771 29,329
*TARC, Ltd. 1,856 2,670
Tata Communications, Ltd. 13,149 242,047
Tata Consultancy Services,
Ltd. 39,733 985,090
Tata Consumer Products, Ltd. 27,857 316,218
Tata Elxsi, Ltd. 1,043 40,149
Shares Value
INDIA — (Continued)
Tata Motors Passenger
Vehicles, Ltd. 93,411 $ 332,614
Tata Motors, Ltd. 93,411 427,626
Tata Technologies, Ltd. 16,562 129,776
*Tbo Tek, Ltd. 2,096 33,636
TD Power Systems, Ltd. 14,618 173,274
Tech Mahindra, Ltd. 43,452 752,002
Techno Electric & Engineering
Co., Ltd. 4,407 45,278
Tega Industries, Ltd. 2,323 36,166
Ω*Tejas Networks, Ltd. 7,172 38,560
Texmaco Rail & Engineering,
Ltd. 30,629 35,757
Thanga Mayil Jewellery, Ltd. 1,290 70,662
Thermax, Ltd. 1,147 51,763
Thomas Cook India, Ltd. 16,457 17,984
ΩThyrocare Technologies, Ltd. 4,371 26,524
Tilaknagar Industries, Ltd. 14,245 69,445
Time Technoplast, Ltd. 50,960 111,389
Timken India, Ltd. 3,144 103,643
Tips Music, Ltd. 5,999 42,002
Titagarh Rail System, Ltd. 9,154 79,169
Titan Co., Ltd. 23,555 1,203,535
Torrent Pharmaceuticals, Ltd. 10,352 555,782
*Transformers & Rectifiers
India, Ltd. 2,374 7,377
Transport Corp. of India, Ltd. 100 975
Trent, Ltd. 9,414 296,573
Triveni Engineering &
Industries, Ltd. 9,466 21,975
*Triveni Power Transmission,
Ltd. 3,155 18,011
Triveni Turbine, Ltd. 16,032 101,100
TTK Prestige, Ltd. 1,829 12,299
Tube Investments of India, Ltd. 6,197 178,801
TVS Holdings, Ltd. 553 85,273
TVS Motor Co., Ltd. 19,807 895,347
Uflex, Ltd. 3,660 18,054
United Breweries, Ltd. 3,270 48,624
United Spirits, Ltd. 31,374 498,453
UNO Minda, Ltd. 12,458 154,134
UPL, Ltd. 55,328 350,414
Usha Martin, Ltd. 13,784 71,647
*V2 Retail, Ltd. 23,970 55,100
VA Tech Wabag, Ltd. 8,655 179,350
Vadilal Industries, Ltd. 221 16,710
Vaibhav Global, Ltd. 7,121 19,879
ΩVarroc Engineering, Ltd. 3,938 28,032
Varun Beverages, Ltd. 36,860 170,866
Veedol Corp., Ltd. 262 3,843
Vesuvius India, Ltd. 8,105 37,694
V-Guard Industries, Ltd. 16,089 53,031
Vijaya Diagnostic Centre, Ltd. 6,845 96,446
V-Mart Retail, Ltd. 3,168 25,868
*Vodafone Idea, Ltd. 913,869 124,608
Voltamp Transformers, Ltd. 788 81,951
Voltas, Ltd. 13,083 182,215
VST Tillers Tractors, Ltd. 212 9,900

79
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
*Waaree Renewable
Technologies, Ltd. 1,888 $ 18,070
Welspun Enterprises, Ltd. 4,744 29,449
Whirlpool of India, Ltd. 3,319 27,929
Wipro, Ltd. 110,940 213,532
#Wipro, Ltd., Sponsored ADR 54,800 108,504
*Wockhardt, Ltd. 721 14,808
Wonderla Holidays, Ltd. 182 911
*Yes Bank, Ltd. 822,846 196,365
Zee Entertainment Enterprises,
Ltd. 162,817 195,469
Zensar Technologies, Ltd. 13,258 70,580
Zydus Lifesciences, Ltd. 22,849 269,834
Zydus Wellness, Ltd. 8,890 53,811
TOTAL INDIA 72,915,214
INDONESIA — (0.2%)
Alamtri Minerals Indonesia
TBK PT 254,400 21,419
Allo Bank Indonesia TBK PT 285,000 14,968
Aspirasi Hidup Indonesia TBK
PT 599,400 11,992
Astra Otoparts TBK PT 33,800 5,166
Avia Avian TBK PT 1,142,500 20,572
*Bank Tabungan Negara
Persero TBK PT 289,700 19,561
Barito Pacific TBK PT 623,071 63,886
Blue Bird TBK PT 1,300 116
*Bumi Resources Minerals
TBK PT 2,695,900 83,900
*Capital Financial Indonesia
TBK PT 308,400 31,364
Cisarua Mountain Dairy PT
TBK 165,000 42,181
Dayamitra Telekomunikasi PT 1,307,000 33,557
Elnusa TBK PT 206,200 7,964
Erajaya Swasembada TBK PT 1,216,100 28,385
Gajah Tunggal TBK PT 68,400 4,657
Hexindo Adiperkasa TBK PT 1,300 323
*Impack Pratama Industri TBK
PT 699,600 60,069
Indofood CBP Sukses Makmur
TBK PT 61,900 23,994
Indomobil Sukses
Internasional TBK PT 22,000 1,045
Jasa Marga Persero TBK PT 187,700 28,582
Kalbe Farma TBK PT 64,000 2,579
Map Aktif Adiperkasa PT 612,600 22,129
Mayora Indah TBK PT 221,100 20,704
Metrodata Electronics TBK PT 861,200 24,170
Metropolitan Kentjana TBK PT 400 484
*MNC Digital Entertainment
TBK PT 569,600 12,662
Nusantara Sawit Sejahtera
TBK 460,400 28,273
*Panin Financial TBK PT 684,800 8,677
Pantai Indah Kapuk Dua TBK
PT 43,700 15,179
Puradelta Lestari TBK PT 50,400 414
Rukun Raharja TBK PT 506,500 25,052
Shares Value
INDONESIA — (Continued)
*Sarana Meditama
Metropolitan TBK PT 8,800 $ 145
Selamat Sempurna TBK PT 285,200 28,371
Sumber Alfaria Trijaya TBK PT 784,300 57,753
Surya Citra Media TBK PT 1,729,300 19,990
Surya Semesta Internusa TBK
PT 416,700 38,210
Tempo Scan Pacific TBK PT 3,400 544
Trimegah Bangun Persada
TBK PT 8,500 423
Unilever Indonesia TBK PT 780,800 76,153
*<Waskita Karya Persero TBK
PT 27,000 57
TOTAL INDONESIA 885,670
KOREA, REPUBLIC OF — (18.9%)
Able C&C Co., Ltd. 739 5,546
ABOV Semiconductor Co., Ltd. 203 941
*ADTechnology Co., Ltd. 592 11,108
Advanced Nano Products Co.,
Ltd. 531 14,879
Aekyung Chemical Co., Ltd. 3,235 18,720
Aekyung Industrial Co., Ltd. 1,607 12,850
Ahnlab, Inc. 444 16,506
Ajin Industrial Co., Ltd. 2,010 3,553
*Alteogen, Inc. 1,926 416,757
#Amorepacific Corp. 3,527 321,603
Asia Paper Manufacturing Co.,
Ltd. 5,957 30,502
Aurora World Corp. 785 12,086
*Avaco Co., Ltd. 438 3,164
Baiksan Co., Ltd. 1,738 12,105
BH Co., Ltd. 4,046 42,767
*BHI Co., Ltd. 2,552 72,137
Binggrae Co., Ltd. 1,070 50,809
*Biodyne Co., Ltd. 375 2,170
*BioSmart Co., Ltd. 1,455 2,664
BNK Financial Group, Inc. 24,865 264,573
Boryung 3,926 22,553
*Bosung Power Technology
Co., Ltd. 592 2,388
Bukwang Pharmaceutical Co.,
Ltd. 8,361 23,399
C&G Hi Tech Co., Ltd. 754 6,378
*Cafe24 Corp. 2,878 34,014
Caregen Co., Ltd. 1,850 72,147
*Celltrion, Inc. 5,351 700,731
*Chabiotech Co., Ltd. 2,462 14,592
Cheil Worldwide, Inc. 15,235 202,286
Chemtronics Co., Ltd. 1,601 21,898
Cheryong Electric Co., Ltd. 1,898 54,982
Chips&Media, Inc. 138 950
Chong Kun Dang
Pharmaceutical Corp. 857 40,214
Chongkundang Holdings Corp. 12 321
*CJ CGV Co., Ltd. 8,379 31,795
CJ Corp. 2,294 208,209
CJ Freshway Corp. 982 15,532
CJ Logistics Corp. 1,554 81,204

80
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Classys, Inc. 4,345 $ 125,410
*CMG Pharmaceutical Co.,
Ltd. 14,145 7,243
*ContentreeJoongAng Corp. 34 40
#Cosmax, Inc. 1,922 248,996
Cosmecca Korea Co., Ltd. 932 51,513
*CosmoAM&T Co., Ltd. 2,520 57,357
*Cosmochemical Co., Ltd. 2,078 12,943
Coway Co., Ltd. 11,496 737,802
Cowintech Co., Ltd. 465 2,873
*CS Wind Corp. 3,849 100,700
Cuckoo Homesys Co., Ltd. 751 11,325
D.I Corp. 360 5,088
*DA Technology Co., Ltd. 9 3
Dae Hwa Pharmaceutical Co.,
Ltd. 189 1,177
Dae Won Kang Up Co., Ltd. 1,594 4,008
*Daea TI Co., Ltd. 8,667 14,499
*Dae-Il Corp. 4,230 12,639
Daejoo Electronic Materials
Co., Ltd. 513 25,511
Daesang Corp. 1,650 20,508
Daesang Holdings Co., Ltd. 2,134 11,211
*Daewon Cable Co., Ltd. 9,891 90,189
*Daewoo Engineering &
Construction Co., Ltd. 27,863 249,764
Daewoong Co., Ltd. 2,711 31,052
Daewoong Pharmaceutical
Co., Ltd. 861 68,725
*Daishin Securities Co., Ltd. 5,493 99,596
*Danal Co., Ltd. 5,496 17,424
Daol Investment & Securities
Co., Ltd. 3,033 7,286
DB Insurance Co., Ltd. 7,328 806,969
DB Securities Co., Ltd. 2,372 14,824
Digital Daesung Co., Ltd. 1,968 10,670
*DK Tech Co., Ltd. 830 10,072
*DKME 3,586 4,077
*DL Holdings Co., Ltd. 549 16,539
<DMS Co., Ltd. 92 526
DN Automotive Corp. 2,775 78,538
DNF Co., Ltd. 251 2,180
Dohwa Engineering Co., Ltd. 764 2,620
*Dong-A Socio Holdings Co.,
Ltd. 129 7,981
Dongbang Transport Logistics
Co., Ltd. 2,166 2,691
Dongjin Semichem Co., Ltd. 8,488 233,082
DongKook Pharmaceutical
Co., Ltd. 2,595 31,853
Dongkuk Steel Mill Co., Ltd. 4,642 29,336
Dongsuh Cos., Inc. 2,511 44,912
Dongsung Chemical Co., Ltd. 190 474
Dongsung Finetec Co., Ltd. 3,558 39,156
Dongwon Industries Co., Ltd. 938 23,290
Dongwoon Anatech Co., Ltd. 3,157 59,566
Doosan Bobcat, Inc. 7,246 303,928
Doosan Co., Ltd. 932 764,845
#*Doosan Enerbility Co., Ltd. 20,332 956,917
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Doosan Fuel Cell Co., Ltd. 1,263 $ 21,748
#Doosan Tesna, Inc. 2,260 101,610
*Dream Security Co., Ltd. 7,368 8,930
Dreamtech Co., Ltd. 4,095 12,049
*DSK Co., Ltd. 24 69
*Duk San Neolux Co., Ltd. 1,275 26,829
*Duksan Hi-Metal Co., Ltd. 3,203 19,680
DY POWER Corp. 892 6,757
Ecopro BM Co., Ltd. 1,219 88,494
#*Ecopro Co., Ltd. 5,227 290,002
Ecopro HN Co., Ltd. 134 2,242
#E-MART, Inc. 2,631 147,264
ENF Technology Co., Ltd. 4,079 118,734
EO Technics Co., Ltd. 339 70,382
*Eubiologics Co., Ltd. 3,478 19,345
Eugene Investment &
Securities Co., Ltd. 11,512 33,429
Eugene Technology Co., Ltd. 1,993 156,985
*EV Advanced Material Co.,
Ltd. 4,169 1,801
Exicon Co., Ltd. 1,239 11,376
#F&F Co., Ltd. 3,204 180,909
FIBERPRO, Inc. 380 2,964
*Fine Semitech Corp. 194 2,505
*Firstec Co., Ltd. 399 1,494
*FLITTO, Inc. 2,100 10,826
Gabia, Inc. 1,086 35,801
Galaxia Moneytree Co., Ltd. 2,148 7,074
GAMSUNG Corp. Co., Ltd. 13,421 38,643
#Gaon Cable Co., Ltd. 1,558 146,653
GC Biopharma Corp. 541 43,980
*Genic Co., Ltd. 150 2,578
Global Standard Technology
Co., Ltd. 2,513 75,529
*Global Tax Free Co., Ltd. 247 821
GOLFZON Co., Ltd. 357 9,816
Grand Korea Leisure Co., Ltd. 5,099 33,548
GS Engineering &
Construction Corp. 11,999 197,360
HAESUNG DS Co., Ltd. 1,884 63,694
*Han Kuk Carbon Co., Ltd. 5,398 80,836
Hana Financial Group, Inc. 24,197 2,128,291
Hana Materials, Inc. 710 26,195
*Hana Micron, Inc. 8,246 171,780
*Hanall Biopharma Co., Ltd. 855 26,027
Hancom, Inc. 2,657 31,775
Handsome Co., Ltd. 1,916 26,475
Hanjin Kal Corp. 837 65,577
Hankook Shell Oil Co., Ltd. 83 29,021
#Hankook Tire & Technology
Co., Ltd. 3,701 175,484
Hanmi Pharm Co., Ltd. 623 145,732
*Hanmi Science Co., Ltd. 2,133 53,635
#Hanmi Semiconductor Co.,
Ltd. 4,418 664,699
HanmiGlobal Co., Ltd. 774 8,627
Hannong Chemicals, Inc. 332 2,631
*Hanon Systems 29,106 67,472
Hansol Chemical Co., Ltd. 1,048 152,896

81
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Hansol IONES Co., Ltd. 2,497 $ 14,957
Hansol Technics Co., Ltd. 1,830 8,972
*Hanwha Engine 4,936 135,197
*Hanwha General Insurance
Co., Ltd. 10,416 41,351
*Hanwha Investment &
Securities Co., Ltd. 18,225 53,050
*Hanwha Life Insurance Co.,
Ltd. 27,719 85,935
#*Hanwha Ocean Co., Ltd. 3,392 202,706
*Hanwha Solutions Corp. 11,171 199,804
#Hanwha Systems Co., Ltd. 7,543 330,671
*Hanwha Vision Co., Ltd. 3,987 117,454
*Hanyang Digitech Co., Ltd. 1,198 15,184
Hanyang Securities Co., Ltd. 577 7,900
HD Construction Equipment
Co., Ltd. 4,797 420,246
HD Hyundai Co., Ltd. 4,833 676,627
#HD Hyundai Electric Co., Ltd. 1,722 826,154
*HD Hyundai Energy Solutions
Co., Ltd. 923 72,574
#HD Hyundai Heavy Industries
Co., Ltd. 1,157 390,346
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 2,839 765,656
HDC Holdings Co., Ltd. 4,631 64,835
*HD-Hyundai Marine Engine 998 34,615
*HFR, Inc. 248 2,494
Hite Jinro Co., Ltd. 4,896 52,885
*HJ Shipbuilding &
Construction Co., Ltd. 2,214 24,381
*HK inno N Corp. 1,863 47,173
*HL Holdings Corp. 844 22,259
#HL Mando Co., Ltd. 5,032 157,768
#*HLB Co., Ltd. 4,483 96,219
*HLB Therapeutics Co., Ltd. 7,539 8,762
*Hotel Shilla Co., Ltd. 2,502 76,427
HPSP Co., Ltd. 5,355 129,959
HS Hyosung Advanced
Materials Corp. 237 26,730
*Hugel, Inc. 697 113,665
Humedix Co., Ltd. 1,780 29,964
Huons Co., Ltd. 692 11,916
#Hwa Shin Co., Ltd. 4,201 21,245
#*HYBE Co., Ltd. 1,777 210,393
Hyosung Corp. 1,039 105,307
Hyosung Heavy Industries
Corp. 529 896,818
Hyosung TNC Corp. 494 106,721
#Hyundai Autoever Corp. 1,143 292,224
Hyundai Bioland Co., Ltd. 40 91
Hyundai Department Store
Co., Ltd. 1,184 98,660
Hyundai Elevator Co., Ltd. 4,235 201,695
Hyundai Engineering &
Construction Co., Ltd. 1,032 68,477
HYUNDAI EVERDIGM Corp. 1,174 4,891
#Hyundai Glovis Co., Ltd. 2,679 375,815
Hyundai Green Food 2,988 37,892
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hyundai Livart Furniture Co.,
Ltd. 1,596 $ 6,146
*Hyundai Marine & Fire
Insurance Co., Ltd. 9,531 257,044
Hyundai Motor Co. 6,727 1,830,733
Hyundai Motor Securities Co.,
Ltd. 2,500 13,239
Hyundai Movex Co., Ltd. 424 6,335
Hyundai Rotem Co., Ltd. 11,693 1,096,552
Hyundai Wia Corp. 1,634 66,703
i3system, Inc. 621 25,568
*Il Dong Pharmaceutical Co.,
Ltd. 1,343 12,934
Iljin Electric Co., Ltd. 2,404 87,682
*Iljin Holdings Co., Ltd. 96 384
Iljin Power Co., Ltd. 710 5,304
<Ilyang Pharmaceutical Co.,
Ltd. 32 188
iM Financial Group Co., Ltd. 21,445 254,957
iMarketKorea, Inc. 1,741 8,866
InBody Co., Ltd. 1,657 53,695
Incar Financial Service Co.,
Ltd. 3,020 21,161
Industrial Bank of Korea 17,998 260,685
Innocean Worldwide, Inc. 4,597 61,360
Innox Advanced Materials Co.,
Ltd. 2,364 32,499
Intellian Technologies, Inc. 1,202 49,068
*iNtRON Biotechnology, Inc. 341 582
IPARK Hyundai Development
Co. 4,912 68,390
*IS Dongseo Co., Ltd. 3,641 46,046
ISC Co., Ltd. 1,264 114,901
i-SENS, Inc. 1,827 21,465
IsuPetasys Co., Ltd. 5,744 300,153
*Itcenglobal Co., Ltd. 1,943 28,688
*Jahwa Electronics Co., Ltd. 2,616 40,643
JB Financial Group Co., Ltd. 11,844 219,733
*Jeju Semiconductor Corp. 1,565 71,461
Jinsung T.E.C. 1,703 15,887
*JNTC Co., Ltd. 1,515 14,080
JS Corp. 1,737 14,803
#Jusung Engineering Co., Ltd. 3,724 325,200
JVM Co., Ltd. 1,355 22,572
JW Holdings Corp. 4,498 11,831
JW Life Science Corp. 1,294 10,111
JW Pharmaceutical Corp. 2,136 35,208
JYP Entertainment Corp. 5,690 172,412
Kakao Corp. 18,253 478,826
*Kakao Games Corp. 3,162 17,676
#KakaoBank Corp. 13,245 205,313
*Kakaopay Corp. 1,218 36,394
KB Financial Group, Inc. 11,933 1,410,332
KB Financial Group, Inc.,
Sponsored ADR 5,177 609,954
KC Tech Co., Ltd. 324 15,863
KCTC 4,395 11,622
KEPCO Engineering &
Construction Co., Inc. 821 51,251

82
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
KEPCO Plant Service &
Engineering Co., Ltd. 4,856 $ 153,102
KG Chemical Corp. 6,671 19,091
KG DONGBUSTEEL 4,697 17,922
KG Eco Solution Co., Ltd. 2,813 10,635
*KG Mobility Corp. 6,226 12,402
KINX, Inc. 568 51,673
KISWIRE, Ltd. 1,032 12,154
KIWOOM Securities Co., Ltd. 2,292 471,840
*KNJ Co., Ltd. 1,143 19,882
Koh Young Technology, Inc. 2,508 47,936
*Kolmar Korea Co., Ltd. 2,259 150,843
Kolon Corp. 1,242 20,124
Kolon Industries, Inc. 2,609 87,930
*Kolon Life Science, Inc. 55 551
KoMiCo, Ltd. 1,724 65,782
Korea Circuit Co., Ltd. 3,312 107,907
Korea Electric Terminal Co.,
Ltd. 926 40,204
Korea Electronic Power
Industrial Development Co.,
Ltd. 1,335 9,654
Korea Fuel-Tech Corp. 3,995 15,272
Korea Gas Corp. 4,538 109,654
Korea Information &
Communications Co., Ltd. 1,701 9,247
Korea Information Certificate
Authority, Inc. 448 1,345
Korea Investment Holdings
Co., Ltd. 8,153 1,180,890
Korea Movenex Co., Ltd. 1,232 3,033
Korea Petrochemical Ind Co.,
Ltd. 297 17,811
Korea Petroleum Industries
Co. 636 4,662
Korea United Pharm, Inc. 181 2,266
Korea Zinc Co., Ltd. 463 324,428
Korean Reinsurance Co. 22,433 216,667
*Krafton, Inc. 4,620 787,445
KT Skylife Co., Ltd. 3,428 9,690
Kumho Petrochemical Co., Ltd. 739 59,298
Kwang Dong Pharmaceutical
Co., Ltd. 4,798 20,361
Kyeryong Construction
Industrial Co., Ltd. 24 309
Kyobo Securities Co., Ltd. 2,942 19,810
Kyung Dong Navien Co., Ltd. 1,209 53,848
Kyung-In Synthetic Corp. 3,654 7,266
*L&C Bio Co., Ltd. 15 546
*L&F Co., Ltd. 187 9,614
Lake Materials Co., Ltd. 5,887 44,761
*LB Semicon, Inc. 6,329 14,206
Lee Ku Industrial Co., Ltd. 2,661 7,288
LEENO Industrial, Inc. 5,768 259,331
LG Chem, Ltd. 2,999 542,710
LG Electronics, Inc. 14,656 1,666,366
*LG Energy Solution, Ltd. 722 166,105
#LG H&H Co., Ltd. 1,026 206,539
LG Innotek Co., Ltd. 2,195 791,352
Shares Value
KOREA, REPUBLIC OF — (Continued)
LIG Accuver Co., Ltd. 17 $ 316
*LigaChem Biosciences, Inc. 1,114 68,370
*LOT Vacuum Co., Ltd. 1,699 9,402
Lotte Chemical Corp. 1,422 56,353
Lotte Chilsung Beverage Co.,
Ltd. 654 46,331
*Lotte Energy Materials Corp. 1,931 37,043
*Lotte Non-Life Insurance Co.,
Ltd. 2,133 2,847
Lotte Rental Co., Ltd. 3,908 107,863
#Lotte Shopping Co., Ltd. 1,189 97,825
*Lotte Tour Development Co.,
Ltd. 1,818 14,817
LS Corp. 2,909 544,787
LS Eco Energy, Ltd. 2,095 59,292
LS Electric Co., Ltd. 9,910 1,284,540
LX Semicon Co., Ltd. 1,899 45,554
#Macquarie Korea
Infrastructure Fund 46,594 330,410
Maeil Dairies Co., Ltd. 16 381
*Manyo Co., Ltd. 728 7,930
Mcnex Co., Ltd. 2,796 34,614
MegaStudyEdu Co., Ltd. 745 21,398
*Meritz Financial Group, Inc. 9,054 787,470
META BIOMED Co., Ltd. 2,170 5,609
*MiCo, Ltd. 4,505 46,292
#*Mirae Asset Life Insurance
Co., Ltd. 10,532 114,429
#Mirae Asset Securities Co.,
Ltd. 28,573 692,430
Misto Holdings Corp. 6,247 197,834
Miwon Specialty Chemical
Co., Ltd. 126 10,879
mPlus Corp. 398 2,437
*Myoung Shin Industrial Co.,
Ltd. 2,962 13,525
Namhae Chemical Corp. 1,829 6,979
Namuga Co., Ltd. 1,184 10,962
Namyang Dairy Products Co.,
Ltd. 200 6,109
NAVER Corp. 4,915 717,065
Neosem, Inc. 915 5,295
*Neovue Co., Ltd. 655 6,762
*Nepes Ark Corp. 1,409 23,324
*NEPES Corp. 670 7,124
ΩNetmarble Corp. 3,226 86,663
New Power Plasma Co., Ltd. 5,452 38,279
Newflex Technology Co., Ltd. 2,955 5,679
*Nexen Corp. 52 208
*Nexon Games Co., Ltd. 1,690 10,692
NEXTIN, Inc. 1,743 35,271
#NH Investment & Securities
Co., Ltd. 16,315 326,140
NHN KCP Corp. 3,250 27,743
*NICE Holdings Co., Ltd. 4,299 38,778
NICE Information &
Telecommunication, Inc. 24 474
NICE Information Service Co.,
Ltd. 8,129 80,452

83
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Nong Shim Holdings Co., Ltd. 343 $ 21,556
NongShim Co., Ltd. 374 100,471
*NOVAREX Co., Ltd. 423 4,154
*OCI Co., Ltd. 393 18,993
OCI Holdings Co., Ltd. 1,032 137,750
*Okins Electronics Co., Ltd. 1,332 9,987
*Oriental Precision &
Engineering Co., Ltd. 2,327 7,035
Orion Corp. 4,069 376,162
*Oscotec, Inc. 1,594 33,597
Otoki Corp. 226 51,281
Paradise Co., Ltd. 2,558 17,404
Park Systems Corp. 525 93,901
Partron Co., Ltd. 6,981 26,392
*Pearl Abyss Corp. 2,054 47,831
People & Technology, Inc. 2,781 55,203
PharmaResearch Co., Ltd. 996 236,478
Pharmicell Co., Ltd. 5,490 39,008
*Philenergy Co., Ltd. 39 243
*Philoptics Co., Ltd. 579 9,747
PI Advanced Materials Co.,
Ltd. 2,210 27,623
PKC Co., Ltd. 653 2,082
Posco DX Co., Ltd. 6,045 81,663
Posco M-Tech Co., Ltd. 707 5,073
*Power Logics Co., Ltd. 2,501 4,894
Protec Co., Ltd. 379 15,339
PSK Holdings, Inc. 992 68,049
#PSK, Inc. 3,682 334,704
*Rainbow Robotics 377 114,499
*Robostar Co., Ltd. 152 6,546
S&S Tech Corp. 1,758 50,371
#S-1 Corp. 3,552 177,388
Sam Chun Dang Pharm Co.,
Ltd. 397 41,658
Sam-A Aluminum Co., Ltd. 24 513
Samchully Co., Ltd. 144 11,949
*Samil Pharmaceutical Co.,
Ltd. 538 2,340
Samji Electronics Co., Ltd. 2,273 51,895
Samjin Pharmaceutical Co.,
Ltd. 923 11,478
Ω*Samsung Biologics Co., Ltd. 420 437,469
#Samsung E&A Co., Ltd. 29,986 921,222
Samsung Electronics Co., Ltd. 72,869 13,416,646
Samsung Electronics Co., Ltd.,
GDR 3,823 16,010,724
*Samsung Episholdings Co.,
Ltd. 800 210,423
Samsung Fire & Marine
Insurance Co., Ltd. 3,878 1,719,083
*Samsung Heavy Industries
Co., Ltd. 44,799 670,870
Samsung Life Insurance Co.,
Ltd. 3,665 800,763
*Samsung Pharmaceutical
Co., Ltd. 11,703 10,171
#Samsung SDS Co., Ltd. 4,099 592,266
Samsung Securities Co., Ltd. 11,428 799,968
Shares Value
KOREA, REPUBLIC OF — (Continued)
SAMT Co., Ltd. 8,726 $ 55,146
Samwha Capacitor Co., Ltd. 1,070 53,736
Samwha Electric Co., Ltd. 81 1,236
Samyoung Co., Ltd. 3,303 14,549
Sangsin Energy Display
Precision Co., Ltd. 689 6,162
Sanil Electric Co., Ltd. 832 83,568
Satrec Initiative Co., Ltd. 328 14,793
SeAH Besteel Holdings Corp. 975 22,773
SeAH Steel Corp. 226 20,037
Seegene, Inc. 3,117 58,811
Sejin Heavy Industries Co.,
Ltd. 1,819 12,912
#*Selvas AI, Inc. 3,332 18,884
*Seobu T&D 5,696 38,834
Seohan Co., Ltd. 17,145 8,719
*Seoul Semiconductor Co.,
Ltd. 4,232 25,261
Seoyon Co., Ltd. 1,325 6,952
Seoyon E-Hwa Co., Ltd. 2,136 16,166
*<Sewon E&C Co., Ltd. 2,798 45
SFA Engineering Corp. 1,803 25,293
*SFA Nexel Co., Ltd. 10,275 47,854
*SFA Semicon Co., Ltd. 8,857 30,254
SGC Energy Co., Ltd. 1,052 30,069
*SHIFT UP Corp. 210 4,655
Shinhan Financial Group Co.,
Ltd. 19,370 1,368,141
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 2,715 189,860
Shinsegae International, Inc. 3,978 30,023
Shinsegae, Inc. 933 276,818
Shinsung Delta Tech Co., Ltd. 1,373 27,928
*Shinsung E&G Co., Ltd. 2,467 24,398
Shinsung ST Co., Ltd. 52 648
Shinwon Corp. 15,222 10,762
Silicon2 Co., Ltd. 5,919 140,948
SIMMTECH Co., Ltd. 391 22,735
*SK Biopharmaceuticals Co.,
Ltd. 5,561 308,143
*SK Bioscience Co., Ltd. 1,561 37,062
SK Discovery Co., Ltd. 1,406 50,789
SK Gas, Ltd. 484 75,874
SK hynix, Inc. 20,722 24,970,468
*SK oceanplant Co., Ltd. 2,936 25,783
*SK Securities Co., Ltd. 18,518 26,172
SK Telecom Co., Ltd. 496 28,319
SK Telecom Co., Ltd., ADR 8,590 271,702
*SKC Co., Ltd. 853 43,197
SL Corp. 2,959 109,792
SM Entertainment Co., Ltd. 1,806 86,645
*SMEC Co., Ltd. 5,128 13,974
S-Oil Corp. 4,253 379,748
Solid, Inc. 9,472 56,273
SOLUM Co., Ltd. 8,268 78,580
Songwon Industrial Co., Ltd. 2,496 21,079
SOOP Co., Ltd. 1,342 45,182
Soulbrain Co., Ltd. 697 123,443
Soulbrain Holdings Co., Ltd. 155 3,370

84
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
SP SAMHWA Co., Ltd. 2,019 $ 8,284
*SPG Co., Ltd. 311 20,636
ST Pharm Co., Ltd. 281 17,443
*Straffic Co., Ltd. 36 69
*STX Engine Co., Ltd. 1,363 22,036
Sung Kwang Bend Co., Ltd. 2,385 44,749
Sungwoo Hitech Co., Ltd. 7,939 31,239
Sunic System, Ltd. 600 24,956
Systems Technology, Inc. 1,152 17,736
T&L Co., Ltd. 919 35,840
*Taewoong Co., Ltd. 2,036 39,201
*Taeyoung Engineering &
Construction Co., Ltd. 17,285 19,580
*Taihan Cable & Solution Co.,
Ltd. 3,629 59,054
#TechWing, Inc. 4,977 144,699
#TES Co., Ltd. 1,399 127,565
*TK Chemical Corp. 8,356 8,932
*TK Corp. 2,640 40,368
TKG Huchems Co., Ltd. 2,526 26,382
*TLB Co., Ltd. 1,692 31,331
Tokai Carbon Korea Co., Ltd. 834 96,814
*Tongyang Life Insurance Co.,
Ltd. 4,755 27,782
Tovis Co., Ltd. 1,198 8,862
TSE Co., Ltd. 106 13,874
Tuksu Construction Co., Ltd. 276 675
TYM Corp. 7,979 33,299
Unid Co., Ltd. 451 19,075
Union Semiconductor
Equipment & Materials Co.,
Ltd. 3,443 18,088
Uniquest Corp. 523 1,790
*Unison Co., Ltd. 2,800 1,428
Unitrontech Co., Ltd. 2,354 8,751
Value Added Technology Co.,
Ltd. 911 11,086
*<Vidente Co., Ltd. 34,567 15,105
Vieworks Co., Ltd. 625 9,623
Vitzro Tech Co., Ltd. 1,948 10,357
Vitzrocell Co., Ltd. 4,347 83,848
*VM, Inc. 320 14,702
*Won Ik Corp. 1,945 7,203
Won Tech Co., Ltd. 10,500 35,830
WONIK IPS Co., Ltd. 1,403 96,046
Wonik Materials Co., Ltd. 1,251 27,508
Wonik QnC Corp. 2,871 49,740
Woojin, Inc. 922 8,530
Woori Financial Group, Inc. 56,893 1,340,818
Woori Financial Group, Inc.,
ADR 4,973 342,789
*Woori Technology, Inc. 2,783 17,627
Worldex Industry & Trading
Co., Ltd. 3,416 70,323
Y G-1 Co., Ltd. 2,686 31,858
*YC Corp. 344 2,085
*Yest Co., Ltd. 546 8,234
YG Entertainment, Inc. 1,673 44,767
*YMT Co., Ltd. 638 3,312
Shares Value
KOREA, REPUBLIC OF — (Continued)
Youngone Holdings Co., Ltd. 617 $ 83,092
Yuanta Securities Korea Co.,
Ltd. 6,005 18,448
Yuhan Corp. 3,527 181,830
Zeus Co., Ltd. 2,274 13,478
TOTAL KOREA, REPUBLIC
OF 115,100,533
KUWAIT — (0.6%)
Al Ahli Bank of Kuwait KSCP 101,193 87,653
*Al Arabiya Real Estate Co.
KSC 30,746 17,490
*<Al-Eid Food KSC 14,189 1,880
Ali Alghanim Sons Automotive
Co. KSCC 19,525 56,543
*<Arabi Group Holding KSC 15,895 3,699
Boubyan Bank KSCP 28,024 58,330
Burgan Bank SAK 104,231 63,334
Combined Group Contracting
Co. SAK 7,914 23,992
Gulf Bank KSCP 244,653 278,338
Gulf Cables & Electrical
Industries Group Co. KSCP 10,600 57,180
Heavy Engineering & Ship
Building Co. KSCP 20,157 43,910
Humansoft Holding Co. KSC 10,914 84,624
*IFA Hotels & Resorts-KPSC 2,491 4,726
Integrated Holding Co. KCSC 33,222 45,098
JTC Logistics Transportation &
Stevedoring Co. KSCP 12,366 17,026
Kuwait Finance House KSCP 517,290 1,312,452
Kuwait International Bank
KSCP 120,587 99,385
*Kuwait Real Estate Co. KSC 82,440 88,195
Mezzan Holding Co. KSCC 12,639 44,568
National Bank of Kuwait SAKP 251,110 696,355
Oula Fuel Marketing Co. 10,427 10,785
Salhia Real Estate Co. KSCP 45,016 55,724
*United Real Estate Co. SAKP 15,138 13,700
Warba Bank KSCP 341,461 307,911
TOTAL KUWAIT 3,472,898
MALAYSIA — (0.8%)
99 Speed Mart Retail Holdings
BHD 64,600 57,858
#Aeon Co. M BHD 36,600 9,404
Ajinomoto Malaysia BHD 100 462
Alliance Bank Malaysia BHD 35,600 41,467
Allianz Malaysia BHD 3,500 17,986
AMMB Holdings BHD 112,700 186,431
Ancom Nylex BHD 125,957 27,124
*Astro Malaysia Holdings BHD 4,200 67
Bank Islam Malaysia BHD 42,200 21,996
#*Berjaya Corp. BHD 287,812 17,608
Bermaz Auto BHD 77,400 18,467
*Capital A BHD 33,800 3,060
Carlsberg Brewery Malaysia
BHD 13,600 53,049
*Chin Hin Group BHD 69,500 35,715
CIMB Group Holdings BHD 181,600 350,624

85
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
MALAYSIA — (Continued)
*D&O Green Technologies
BHD 97,000 $ 7,596
Dayang Enterprise Holdings
BHD 115,000 45,026
Dialog Group BHD 310,900 150,638
DRB-Hicom BHD 1,800 432
#DXN Holdings BHD 148,800 16,932
#Eastern & Oriental BHD 91,700 16,830
Eco World Development
Group BHD 87,900 44,310
#EG Industries BHD 38,400 17,290
Frontken Corp. BHD 124,000 158,091
Gamuda BHD 253,003 264,364
#Gas Malaysia BHD 31,300 39,982
Genting Malaysia BHD 145,600 62,352
*Greatech Technology BHD 24,400 14,211
Guan Chong BHD 62,066 18,225
Heineken Malaysia BHD 15,800 74,157
#Hextar Global BHD 11,934 2,248
Hong Leong Bank BHD 11,200 60,406
Hong Leong Financial Group
BHD 4,700 21,300
Hong Leong Industries BHD 8,300 35,991
IHH Healthcare BHD 47,300 96,649
IJM Corp. BHD 141,900 83,338
#ITMAX SYSTEM BHD 68,100 79,157
#Kelington Group BHD 71,100 144,584
Kerjaya Prospek Group BHD 57,700 35,864
KPJ Healthcare BHD 87,700 66,529
#KSL Holdings BHD 54,940 38,988
LBS Bina Group BHD 2,100 218
#LPI Capital BHD 32,600 119,662
#Magnum BHD 122,800 37,563
Mah Sing Group BHD 149,300 37,996
#Malayan Banking BHD 136,200 363,289
#Malaysian Resources Corp.
BHD 243,500 18,472
#Matrix Concepts Holdings
BHD 91,800 27,182
Mi Technovation BHD 18,000 24,578
MNRB Holdings BHD 38,900 25,702
Ω#MR. D.I.Y. Group M BHD 176,900 68,396
#NEXG BHD 57,200 3,849
Petron Malaysia Refining &
Marketing BHD 300 248
Petronas Dagangan BHD 23,000 109,864
Pharmaniaga BHD 81,900 23,649
Public Bank BHD 17,600 22,267
RHB Bank BHD 90,391 189,121
Sam Engineering & Equipment
M BHD 12,150 13,528
Scientex BHD 89,800 81,307
Sime Darby BHD 436,000 230,456
#Sime Darby Property BHD 245,700 81,169
#SP Setia BHD Group 206,200 46,927
#Sports Toto BHD 144,888 47,864
Sunway BHD 68,500 88,506
Sunway Construction Group
BHD 52,900 102,525
Shares Value
MALAYSIA — (Continued)
*Sunway Healthcare Holdings
BHD 6,850 $ 3,235
#Syarikat Takaful Malaysia
Keluarga BHD 42,100 32,967
Telekom Malaysia BHD 29,300 55,567
TIME dotCom BHD 87,500 128,472
*Tropicana Corp. BHD 96,400 28,544
#Uchi Technologies BHD 27,500 18,843
Velesto Energy BHD, Class B 680,700 41,643
ViTrox Corp. BHD 35,500 75,578
#Wasco BHD 45,800 7,902
#*WCT Holdings BHD 4,800 464
#Wellcall Holdings BHD 1,600 446
Westports Holdings BHD 47,062 82,112
#Yinson Holdings BHD 164,131 78,320
YTL Corp. BHD 196,039 93,066
YTL Power International BHD 43,079 44,065
#Zetrix Ai BHD 1,168,895 213,099
TOTAL MALAYSIA 5,105,469
MEXICO — (1.8%)
*Alpek SAB de CV, Class A 105,374 78,224
Alsea SAB de CV 36,700 89,093
America Movil SAB de CV,
ADR 27,833 705,567
America Movil SAB de CV,
Class B 237,818 302,508
Arca Continental SAB de CV 18,700 213,897
Axtel SAB de CV 122,400 18,765
ΩBanco del Bajio SA 65,251 217,035
Bolsa Mexicana de Valores
SAB de CV 38,000 84,299
Coca-Cola Femsa SAB de CV 3,811 41,131
Coca-Cola Femsa SAB de CV,
Sponsored ADR 2,709 293,303
Consorcio ARA SAB de CV 13,100 3,760
Corp Inmobiliaria Vesta SAB
de CV 81,590 282,384
Corp Inmobiliaria Vesta SAB
de CV, ADR 170 5,863
Corporativo Fragua SAB de
CV 1,287 36,270
El Puerto de Liverpool SAB de
CV, Class C1 15,665 93,943
Fomento Economico Mexicano
SAB de CV 3,572 45,591
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,972 380,386
Genomma Lab Internacional
SAB de CV, Class B 107,900 91,293
Gentera SAB de CV 133,819 309,666
Gruma SAB de CV, Class B 10,846 161,424
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 32,482 433,077
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 1,598 170,826
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 1,490 32,335

86
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
MEXICO — (Continued)
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 3,108 $ 675,524
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 1,186 326,885
Grupo Bimbo SAB de CV,
Class A 108,669 388,068
Grupo Carso SAB de CV,
Class A1 14,214 121,459
#Grupo Comercial Chedraui
SA de CV 28,835 150,321
Grupo Financiero Banorte SAB
de CV, Class O 92,909 1,074,078
Grupo Financiero Inbursa SAB
de CV, Class O 103,682 265,862
Grupo Herdez SAB de CV 13,054 39,620
Grupo Mexico SAB de CV,
Class B 107,941 1,292,276
#*Grupo Rotoplas SAB de CV 16,455 13,183
*Grupo Televisa SAB 143,755 81,280
Industrias Penoles SAB de CV 12,703 583,739
La Comer SAB de CV 45,859 90,209
Medica Sur SAB de CV, Class
B 200 669
Megacable Holdings SAB de
CV 62,453 212,479
*Ollamani SAB 4,859 21,427
*Orbia Advance Corp. SAB
de CV 77,906 109,739
Organizacion Soriana SAB de
CV, Class B 500 853
Promotora y Operadora de
Infraestructura SAB de CV 16,925 266,785
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 3,177 37,535
#Qualitas Controladora SAB
de CV 17,732 161,802
Regional SAB de CV 28,452 233,219
Wal-Mart de Mexico SAB de
CV 189,498 548,822
TOTAL MEXICO 10,786,474
PERU — (0.2%)
Credicorp, Ltd. 1,979 792,748
Intercorp Financial Services,
Inc. 1,420 82,800
TOTAL PERU 875,548
PHILIPPINES — (0.3%)
ACEN Corp. 1,193,000 56,708
Alliance Global Group, Inc. 83,300 11,702
Apex Mining Co., Inc. 178,000 41,404
Asia United Bank Corp. 18,940 14,974
Ayala Corp. 4,720 39,436
Ayala Land, Inc. 97,100 26,805
Bank of the Philippine Islands 42,816 71,686
BDO Unibank, Inc. 69,947 142,248
Century Pacific Food, Inc. 45,500 23,300
Shares Value
PHILIPPINES — (Continued)
Converge Information and
Communications Technology
Solutions, Inc. 238,600 $ 42,014
D&L Industries, Inc. 170,000 9,580
DM Wenceslao and
Associates, Inc. 1,300 104
*DoubleDragon Corp. 2,700 527
Emperador, Inc. 47,700 12,264
Ginebra San Miguel, Inc. 5,330 23,193
Globe Telecom, Inc. 1,025 30,305
GT Capital Holdings, Inc. 6,370 50,465
International Container
Terminal Services, Inc. 37,580 591,139
LT Group, Inc. 184,100 44,025
Manila Water Co., Inc. 90,200 52,305
Metropolitan Bank & Trust Co. 34,960 37,518
ΩMonde Nissin Corp. 135,800 15,350
Petron Corp. 227,000 8,936
Philippine Stock Exchange,
Inc. (The) 60 201
Puregold Price Club, Inc. 109,200 73,133
Rizal Commercial Banking
Corp. 2,400 898
Security Bank Corp. 21,470 23,672
Shell Pilipinas Corp., Class A 64,000 8,991
SM Investments Corp. 3,430 33,308
Synergy Grid & Development
Phils, Inc. 85,000 39,570
Vista Land & Lifescapes, Inc. 17,000 266
TOTAL PHILIPPINES 1,526,027
POLAND — (1.3%)
AB SA 1,741 62,321
Alior Bank SA 12,499 459,439
Ω*Allegro.eu SA 36,640 440,308
Amica SA 20 252
Apator SA 1,680 11,848
ASBISc Enterprises PLC 4,883 141,139
Asseco Poland SA 9,434 503,404
Asseco South Eastern Europe
SA 2,492 48,730
Auto Partner SA 5,311 40,860
Bank Handlowy w Warszawie
SA 3,397 110,348
*Bank Millennium SA 25,017 138,070
Bank Polska Kasa Opieki SA 7,718 506,163
*Benefit Systems SA 219 315,916
BNPP Bank Polska SA 1,978 81,901
*Boryszew SA 416 554
Budimex SA 982 189,244
*CD Projekt SA 2,394 159,817
*Celon Pharma SA 76 417
Cyber Folks SA 1,270 65,207
#*Cyfrowy Polsat SA 23,108 105,373
*Develia SA 62,074 174,777
Ω*Dino Polska SA 15,713 134,279
Dom Development SA 949 65,153
Erste Bank Polska SA 1,138 223,441
*Fabryki Mebli Forte SA 92 377

87
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
POLAND — (Continued)
Ferro SA 68 $ 605
Grupa Kety SA 1,199 400,371
Grupa Pracuj SA 2,278 31,948
Ω*HUUUGE, Inc. 5,930 35,801
ING Bank Slaski SA 1,891 223,784
Inter Cars SA 913 228,043
KGHM Polska Miedz SA 6,847 563,267
LPP SA 75 435,166
#*Lubawa SA 4,560 13,363
*mBank SA 618 223,120
#Mirbud SA 7,020 22,616
#*Modivo SA 4,343 107,664
Murapol SA 1,068 10,642
Neuca SA 186 38,259
#NEWAG SA 2,298 54,574
Orange Polska SA 52,180 212,573
Pepco Group NV 17,469 214,571
PlayWay SA 174 11,295
#*Polimex-Mostostal SA 3,038 5,230
Powszechna Kasa
Oszczednosci Bank Polski SA 7,764 232,128
Powszechny Zaklad
Ubezpieczen SA 20,870 396,281
#Rainbow Tours SA 584 22,543
*Syn2bio SA 939 17,107
Synektik SA 939 90,805
TEN Square Games SA 508 14,521
Text SA 1,621 22,258
Unimot SA 371 16,650
Voxel SA 675 22,540
*VRG SA 440 656
ΩXTB SA 9,069 360,298
Zabka Group SA 6,284 53,382
TOTAL POLAND 8,061,399
QATAR — (0.5%)
Aamal Co. 184,739 35,669
Ahli Bank QSC 21,668 24,179
Al Meera Consumer Goods
Co. QSC 11,090 40,845
Al Rayan Bank 202,744 110,810
Barwa Real Estate Co. 169,416 108,369
Commercial Bank PSQC (The) 191,254 216,415
Doha Bank QPSC 263,349 209,609
*Estithmar Holding QPSC 80,559 93,369
Gulf International Services
QSC 175,867 87,910
Lesha Bank LLC 41,560 31,949
Mannai Corp. QSC 21,081 28,255
*Mazaya Real Estate
Development QPSC 198,020 29,912
Medicare Group 19,895 30,053
Meeza QSTP LLC 15,543 13,613
Ooredoo QPSC 10,812 37,119
Qatar Fuel QSC 49,695 189,717
Qatar Insurance Co. SAQ 133,942 70,779
Qatar International Islamic
Bank QSC 62,257 185,010
Qatar Islamic Bank QPSC 30,012 178,539
Shares Value
QATAR — (Continued)
Qatar Islamic Insurance Group 14,789 $ 32,458
Qatar National Bank QPSC 227,015 1,033,133
United Development Co. QSC 151,083 33,113
Vodafone Qatar PQSC 167,453 118,702
Zad Holding Co. 12,742 43,605
TOTAL QATAR 2,983,132
SAUDI ARABIA — (2.0%)
Ades Holding Co. 44,398 196,720
*Advanced Building Industries
Co. 3,751 26,888
Al Babtain Power &
Telecommunication Co. 6,517 91,799
Al Hammadi Holding 6,811 47,045
*Al Hassan Ghazi Ibrahim
Shaker Co. 1,173 4,048
Al Masane Al Kobra Mining
Co. 4,700 91,860
Al Rajhi Bank 109,807 1,828,898
Alaseel Co. 240 227
Aldrees Petroleum and
Transport Services Co. 5,964 182,469
Alinma Bank 56,827 353,476
AlKhorayef Water & Power
Technologies Co. 2,667 71,016
Almawarid Manpower Co. 378 10,639
Arab National Bank 50,896 294,087
*Arabian Contracting Services
Co. 2,298 49,044
*Arabian Drilling Co. 3,208 68,935
Arabian Internet &
Communications Services Co. 2,787 159,480
Arriyadh Development Co. 11,047 47,594
Astra Industrial Group Co. 2,741 88,605
Ataa Educational Co. 1,808 21,626
Bank AlBilad 72,375 473,892
Bank Al-Jazira 54,949 177,774
Banque Saudi Fransi 80,275 422,376
*Bawan Co. 2,733 24,816
BinDawood Holding Co. 48,991 60,399
Bupa Arabia for Cooperative
Insurance Co. 3,688 154,178
Catrion Catering Holding Co. 4,977 92,437
Co. for Cooperative Insurance
(The) 9,511 310,491
Dallah Healthcare Co. 2,852 79,891
*Dar Al Arkan Real Estate
Development Co. 56,603 277,174
Dr Soliman Abdel Kader
Fakeeh Hospital Co. 1,781 16,570
Dr. Sulaiman Al Habib Medical
Services Group Co. 4,972 311,122
East Pipes Integrated Co. for
Industry 2,623 128,513
Electrical Industries Co. 54,725 206,193
Elm Co. 1,623 293,008
*Emaar Economic City 14,430 36,118
Etihad GO Telecom Co. 2,128 47,144
Gulf Insurance Group 1,475 12,505
*Jabal Omar Development Co. 18,307 77,995

88
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
*Jahez International Co. 7,257 $ 21,836
Jamjoom Pharmaceuticals
Factory Co. 1,818 66,223
Jarir Marketing Co. 91,434 404,642
*Lumi Rental Co. 1,260 9,421
Maharah Human Resources
Co. 60,912 85,314
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 4,003 15,488
Middle East Pharmaceutical
Co. 570 8,773
Modern Mills Co. 1,438 11,189
Mouwasat Medical Services
Co. 8,887 147,190
Nahdi Medical Co. 3,555 89,975
National Co. for Glass
Industries (The) 674 6,497
National Co. for Learning &
Education 1,401 47,303
National Gas &
Industrialization Co. 536 9,113
National Medical Care Co. 2,610 78,533
*Perfect Presentation For
Commercial Services Co. 4,692 7,509
*Rabigh Refining &
Petrochemical Co. 10,374 41,076
*Rasan Information
Technology Co. 3,111 107,856
Retal Urban Development Co.,
Class A 29,526 79,879
Riyad Bank 99,109 536,780
Riyadh Cables Group Co. 3,474 92,319
SAL Saudi Logistics Services 2,907 133,913
Saudi Aramco Base Oil Co. 2,810 94,801
*Saudi Automotive Services
Co. 4,804 49,249
Saudi Awwal Bank 26,601 239,696
Saudi Ceramic Co. 2,848 18,246
Saudi Chemical Co. Holding 37,070 80,053
Saudi Ground Services Co. 5,700 41,010
Saudi Industrial Investment
Group 16,338 51,987
Saudi Investment Bank (The) 51,558 190,279
Saudi Manpower Solutions Co. 28,736 47,670
Saudi National Bank (The) 149,709 1,562,666
Saudi Paper Manufacturing
Co. 1,524 28,001
Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 4,883 40,697
*Saudi Public Transport Co. 3,419 9,996
*Saudi Real Estate Co. 11,655 49,469
*Saudi Reinsurance Co. 9,793 62,323
Saudi Steel Pipe Co. 3,371 42,188
Saudi Tadawul Group Holding
Co. 1,187 37,486
Saudi Telecom Co. 40,940 470,284
Saudia Dairy & Foodstuff Co. 1,055 57,083
Shares Value
SAUDI ARABIA — (Continued)
Savola Group (The) 18,412 $ 127,764
*Seera Group Holding 15,489 83,972
Sumou Real Estate Co. 840 5,686
Sustained Infrastructure
Holding Co. 2,719 25,920
United Electronics Co. 5,555 97,847
United International
Transportation Co. 2,224 16,463
*Walaa Cooperative Insurance
Co. 5,934 14,995
TOTAL SAUDI ARABIA 12,383,712
SOUTH AFRICA — (2.6%)
Absa Group, Ltd. 21,417 294,911
Advtech, Ltd. 27,711 79,678
AECI, Ltd. 20,647 155,932
Altron, Ltd., Class A 31,431 54,634
Anglogold Ashanti PLC 1,594 120,533
Anglogold Ashanti PLC 20,528 1,628,281
Aspen Pharmacare Holdings,
Ltd. 24,099 217,093
Bid Corp., Ltd. 37,079 1,014,342
Bidvest Group, Ltd. 34,931 523,545
Blu Label Unlimited Group,
Ltd. 64,730 34,220
Capitec Bank Holdings, Ltd. 1,982 564,509
Cashbuild, Ltd. 2,575 18,591
Clicks Group, Ltd. 19,082 254,261
Coronation Fund Managers,
Ltd. 27,525 70,578
DataTec, Ltd. 51,342 263,267
Ω#Dis-Chem Pharmacies, Ltd. 71,626 129,956
Discovery, Ltd. 21,852 346,120
DRDGOLD, Ltd. 4,535 9,286
DRDGOLD, Ltd., ADR 2,638 53,868
Famous Brands, Ltd. 3,888 12,523
FirstRand, Ltd. 3,478 20,736
Foschini Group, Ltd. 9,711 33,197
Gold Fields, Ltd., Sponsored
ADR 40,571 1,315,312
Grindrod, Ltd. 45,618 73,590
Harmony Gold Mining Co., Ltd. 5,675 89,339
Hudaco Industries, Ltd. 3,864 44,884
Impala Platinum Holdings, Ltd. 29,680 322,026
Investec, Ltd. 14,011 121,425
Invicta Holdings, Ltd. 296 660
*iOCO, Ltd. 42,739 9,942
Kumba Iron Ore, Ltd. 9,076 143,916
Lewis Group, Ltd. 1,891 10,145
Life Healthcare Group
Holdings, Ltd. 110,836 75,537
Momentum Group, Ltd. 115,561 285,145
Motus Holdings, Ltd. 19,584 124,168
Mpact, Ltd. 540 581
Mr. Price Group, Ltd. 26,074 267,920
MTN Group, Ltd. 118,189 1,463,648
*Nampak, Ltd. 515 13,734
Naspers, Ltd. 10,074 527,996
Nedbank Group, Ltd. 18,982 320,709

89
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
*NEPI Rockcastle NV 61,075 $ 558,674
Netcare, Ltd. 127,226 145,511
Ninety One, Ltd. 36,935 101,134
Northam Platinum Holdings,
Ltd. 14,972 213,608
Old Mutual, Ltd. 339,144 273,754
Omnia Holdings, Ltd. 24,853 158,492
OUTsurance Group, Ltd. 76,749 383,021
ΩPepkor Holdings, Ltd. 302,401 388,981
*Pick n Pay Stores, Ltd. 33,090 38,006
Raubex Group, Ltd. 10,877 28,541
Reunert, Ltd. 19,049 67,225
Sanlam, Ltd. 115,691 614,269
Santam, Ltd. 5,185 126,561
Shoprite Holdings, Ltd. 21,990 381,308
Sibanye Stillwater, Ltd. 145,529 315,480
Sibanye Stillwater, Ltd., ADR 10,680 94,411
Spur Corp., Ltd. 5,549 14,041
Stadio Holdings, Ltd. 30,411 23,610
Standard Bank Group, Ltd. 1,088 21,641
*Super Group, Ltd. 9,059 10,361
Tiger Brands, Ltd. 7,430 123,796
Truworths International, Ltd. 17,047 54,732
Valterra Platinum, Ltd. 4,222 316,246
Vodacom Group, Ltd. 20,836 201,471
#We Buy Cars Holdings, Ltd. 24,424 48,682
Wilson Bayly Holmes-Ovcon,
Ltd. 7,013 66,667
Woolworths Holdings, Ltd. 65,848 186,907
Zeda, Ltd. 8,402 8,020
TOTAL SOUTH AFRICA 16,075,888
TAIWAN — (26.4%)
91APP, Inc. 8,000 13,689
Aaeon Technology, Inc. 6,000 28,590
#Ability Enterprise Co., Ltd. 33,864 66,955
#AcBel Polytech, Inc. 91,886 120,547
Accton Technology Corp. 29,000 1,906,773
#Acer, Inc. 579,000 516,852
ACES Electronic Co., Ltd. 25,208 61,618
*Acon Holding, Inc. 6,000 947
Acter Group Corp., Ltd. 19,000 543,798
Action Electronics Co., Ltd. 21,000 7,862
#ADATA Technology Co., Ltd. 40,867 503,899
Addcn Technology Co., Ltd. 4,295 19,270
Adlink Technology, Inc. 9,000 31,468
Advanced Echem Materials
Co., Ltd. 1,000 22,340
#Advanced Energy Solution
Holding Co., Ltd. 4,000 113,370
#Advanced Power Electronics
Corp. 24,000 121,415
Advancetek Enterprise Co.,
Ltd. 36,000 31,857
Advantech Co., Ltd. 43,399 756,015
AIC, Inc. 3,280 45,365
Airoha Technology Corp. 5,000 80,448
Airtac International Group 8,000 327,980
Alchip Technologies, Ltd. 8,000 757,449
Shares Value
TAIWAN — (Continued)
Alexander Marine Co., Ltd. 4,000 $ 18,812
All Ring Tech Co., Ltd. 10,564 303,659
#Allied Supreme Corp. 9,000 59,733
#Allis Electric Co., Ltd. 26,950 81,388
Alltek Technology Corp. 42,000 72,515
Alltop Technology Co., Ltd. 6,000 55,695
*Alpha Networks, Inc. 36,000 30,576
Altek Corp. 48,951 58,010
Amazing Microelectronic Corp. 14,000 32,055
*Ampire Co., Ltd. 3,000 2,395
AMPOC Far-East Co., Ltd. 8,864 49,916
AmTRAN Technology Co., Ltd. 79,191 65,423
Anderson Industrial Corp. 22,000 11,742
*Andes Technology Corp. 2,000 13,738
Anji Technology Co., Ltd. 1,000 1,106
Anpec Electronics Corp. 6,000 49,197
AP Memory Technology Corp. 4,000 82,552
APAQ Technology Co., Ltd. 3,000 19,540
Apex Biotechnology Corp. 4,000 3,874
ARBOR Technology Corp. 4,000 6,188
Arcadyan Technology Corp. 15,000 80,061
Argosy Research, Inc. 7,000 30,648
ASE Technology Holding Co.,
Ltd. 111,000 1,906,154
#ASE Technology Holding Co.,
Ltd., ADR 18,870 663,658
Asia Optical Co., Inc. 22,000 87,131
Asia Tech Image, Inc. 8,000 16,634
Asia Vital Components Co.,
Ltd. 30,337 2,177,723
ASIX Electronics Corp. 3,000 9,143
#ASMedia Technology, Inc. 4,000 162,753
ASolid Technology Co., Ltd. 6,000 10,638
ASPEED Technology, Inc. 4,400 1,977,475
ASROCK, Inc. 5,000 30,091
Asustek Computer, Inc. 72,000 1,804,511
*ATE Energy International Co.,
Ltd. 7,767 5,828
Aten International Co., Ltd. 12,000 29,778
#AURAS Technology Co., Ltd. 7,000 195,365
Avalue Technology, Inc. 6,000 24,227
Avermedia Technologies 11,000 13,376
Axiomtek Co., Ltd. 6,000 21,907
Azurewave Technologies, Inc. 9,000 14,787
Bafang Yunji International Co.,
Ltd. 2,000 11,232
Bank of Kaohsiung Co., Ltd. 27,048 10,127
BenQ Materials Corp. 20,000 14,047
#*BES Engineering Corp. 302,200 110,804
*Bin Chuan Enterprise Co.,
Ltd. 10,000 12,268
*Biostar Microtech
International Corp. 36,000 36,870
Bioteque Corp. 3,000 10,536
Bizlink Holding, Inc. 10,137 658,674
Bora Pharmaceuticals Co., Ltd. 6,799 80,467
Brightek Optoelectronic Co.,
Ltd. 8,000 7,587

90
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Brighton-Best International
Taiwan, Inc. 68,000 $ 77,849
Brillian Network & Automation
Integrated System Co., Ltd. 5,000 49,893
*Brogent Technologies, Inc. 4,156 12,011
C Sun Manufacturing, Ltd. 10,000 148,055
*Capital Securities Corp. 117,000 123,810
Castles Technology Co., Ltd. 27,562 44,005
Caswell, Inc. 4,000 10,780
Cathay Financial Holding Co.,
Ltd. 434,979 1,366,081
Cathay Real Estate
Development Co., Ltd. 80,000 54,457
*CCP Contact Probes Co., Ltd. 8,309 28,537
*Celxpert Energy Corp. 26,000 22,244
Cenra, Inc. 9,500 9,641
Central Reinsurance Co., Ltd. 58,284 62,217
#Century Iron & Steel
Industrial Co., Ltd. 42,000 135,802
Chaintech Technology Corp. 1,000 1,453
Chang Hwa Commercial Bank,
Ltd. 481,658 375,562
Chang Wah Technology Co.,
Ltd. 31,000 62,347
Channel Well Technology Co.,
Ltd. 52,000 84,631
CHC Healthcare Group 4,000 3,224
Chen Full International Co.,
Ltd. 7,000 14,836
Chenbro Micom Co., Ltd. 6,000 194,004
*Cheng Fwa Industrial Co.,
Ltd. 28,000 20,576
*Cheng Mei Materials
Technology Corp. 35,699 21,208
Cheng Shin Rubber Industry
Co., Ltd. 163,000 153,574
Cheng Uei Precision Industry
Co., Ltd. 21,000 21,832
Chenming Electronic
Technology Corp. 10,000 23,794
Chia Chang Co., Ltd. 9,000 9,635
Chicony Electronics Co., Ltd. 68,000 223,027
Chicony Power Technology
Co., Ltd. 17,000 40,240
China Bills Finance Corp. 80,000 41,462
*China Man-Made Fiber Corp. 143,000 38,627
#China Motor Corp. 34,000 55,862
China Steel Chemical Corp. 17,000 42,764
China Wire & Cable Co., Ltd. 3,000 2,692
Ching Feng Home Fashions
Co., Ltd. 1,000 608
Chlitina Holding, Ltd. 7,000 20,814
Chong Hong Development
Co., Ltd. 26,614 63,902
Chroma ATE, Inc. 32,000 2,079,272
Chun Yuan Steel Industry Co.,
Ltd. 71,000 46,463
*Chung Hung Steel Corp. 87,000 44,686
Shares Value
TAIWAN — (Continued)
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 88,000 $ 417,959
Chunghwa Precision Test
Tech Co., Ltd. 2,000 154,398
Chunghwa Telecom Co., Ltd. 1,000 4,316
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 9,097 387,623
Cleanaway Co., Ltd. 50,000 38,290
Compal Electronics, Inc. 639,000 711,779
Compeq Manufacturing Co.,
Ltd. 12,000 62,749
Concord Securities Co., Ltd. 43,413 27,671
Continental Holdings Corp. 46,000 29,320
Contrel Technology Co., Ltd. 7,000 19,905
Coremax Corp. 13,528 31,812
Coretronic Corp. 45,000 102,618
CTBC Financial Holding Co.,
Ltd. 768,000 1,542,226
CTCI Corp. 105,612 115,190
CviLux Corp. 14,450 32,683
CyberPower Systems, Inc. 4,200 28,070
*CyberTAN Technology, Inc. 46,000 27,470
DA CIN Construction Co., Ltd. 36,200 98,791
Da-Li Development Co., Ltd. 37,710 55,190
Darfon Electronics Corp. 9,000 8,521
Daxin Materials Corp. 9,000 86,745
Delta Electronics, Inc. 52,000 2,638,696
Depo Auto Parts Ind Co., Ltd. 11,000 45,608
Dimerco Data System Corp. 7,000 20,208
Dimerco Express Corp. 15,500 37,648
*D-Link Corp. 74,000 48,656
Drewloong Precision, Inc. 1,025 4,551
Dynapack International
Technology Corp. 17,000 153,594
E Ink Holdings, Inc. 66,000 385,965
E.Sun Financial Holding Co.,
Ltd. 917,466 1,097,189
Eastech Holding, Ltd. 4,000 8,973
Eastern Media International
Corp. 20,710 11,631
Eclat Textile Co., Ltd. 10,000 107,058
Edimax Technology Co., Ltd. 18,000 7,686
*Edison Opto Corp. 10,000 6,142
Edom Technology Co., Ltd. 26,000 37,207
*Egis Technology, Inc. 10,000 28,992
Elan Microelectronics Corp. 37,000 172,870
E-Lead Electronic Co., Ltd. 4,000 5,662
Elite Advanced Laser Corp. 15,000 172,654
Elite Material Co., Ltd. 22,000 3,229,989
Elite Semiconductor
Microelectronics Technology,
Inc. 26,000 144,806
eMemory Technology, Inc. 6,000 459,482
Emerging Display
Technologies Corp. 11,000 7,079
Ennoconn Corp. 19,000 238,095
*EOI Investment Holdings Co.,
Ltd. 21,000 14,360

91
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Eson Precision Ind Co., Ltd. 15,000 $ 35,737
Eternal Materials Co., Ltd. 136,036 252,129
Ever Supreme Bio Technology
Co., Ltd. 3,579 16,113
Evergreen Aviation
Technologies Corp. 17,000 96,259
Evergreen International
Storage & Transport Corp. 34,000 49,602
#EVERGREEN Steel Corp.,
Preference 37,000 99,601
*Everlight Chemical Industrial
Corp. 75,000 73,796
*Everlight Electronics Co., Ltd. 54,000 104,428
Evertop Wire Cable Corp. 2,000 1,148
Excelsior Medical Co., Ltd. 18,033 39,504
Far Eastern Department
Stores, Ltd. 40,000 27,414
Far Eastern International Bank 432,398 180,617
Far Eastern New Century
Corp. 128,000 107,528
Far EasTone
Telecommunications Co., Ltd. 104,000 337,882
Faraday Technology Corp. 27,004 124,914
Farglory F T Z Investment
Holding Co., Ltd. 12,644 18,759
Farglory Land Development
Co., Ltd. 43,000 86,349
Feedback Technology Corp. 4,320 28,137
Feng Hsin Steel Co., Ltd. 15,000 30,261
Feng TAY Enterprise Co., Ltd. 14,000 29,630
FIC Global, Inc. 9,000 10,025
Firich Enterprises Co., Ltd. 35,000 24,204
First Copper Technology Co.,
Ltd. 28,000 30,409
First Financial Holding Co.,
Ltd. 744,853 846,974
First Insurance Co., Ltd. (The) 18,000 15,038
*FIT Holding Co., Ltd. 29,000 16,151
*Fittech Co., Ltd. 5,253 15,766
#*FLEXium Interconnect, Inc. 55,000 83,728
Flytech Technology Co., Ltd. 18,000 69,618
FocalTech Systems Co., Ltd. 48,000 72,700
Forcecon Tech Co., Ltd. 9,329 21,418
Formosa International Hotels
Corp. 4,000 22,030
Formosan Union Chemical
Corp. 39,000 27,875
#Fortune Electric Co., Ltd. 22,570 492,337
Fositek Corp. 5,000 208,855
Founding Construction &
Development Co., Ltd. 31,000 13,668
Foxsemicon Integrated
Technology, Inc. 10,000 92,206
Froch Enterprise Co., Ltd. 19,000 9,906
Fu Chun Shin Machinery
Manufacture Co., Ltd. 14,000 11,328
Fu Hua Innovation Co., Ltd. 25,531 11,060
Fubon Financial Holding Co.,
Ltd. 473,310 1,903,843
Shares Value
TAIWAN — (Continued)
Fulgent Sun International
Holding Co., Ltd. 6,433 $ 14,510
Fusheng Precision Co., Ltd. 6,000 47,155
G Shank Enterprise Co., Ltd. 21,353 74,989
Gallant Precision Machining
Co., Ltd. 19,000 50,558
Gamania Digital Entertainment
Co., Ltd. 18,000 23,364
*GCS Holdings, Inc. 6,252 68,287
Gemtek Technology Corp. 74,000 70,751
*General Interface Solution
GIS Holding, Ltd. 46,000 78,140
Genesys Logic, Inc. 9,000 25,508
Genius Electronic Optical Co.,
Ltd. 9,000 133,946
GeoVision, Inc. 2,670 4,767
Getac Holdings Corp. 60,000 211,640
GFC, Ltd. 4,000 15,223
#Gigabyte Technology Co.,
Ltd. 74,000 770,476
#*Gigastorage Corp. 59,000 56,866
Global Mixed Mode
Technology, Inc. 8,000 60,893
Global Unichip Corp. 8,000 941,861
Globe Union Industrial Corp. 10,111 3,285
Gloria Material Technology
Corp. 59,000 58,053
*GMI Technology, Inc. 26,360 35,153
Goldsun Building Materials
Co., Ltd. 137,000 132,257
Good Finance Securities Co.,
Ltd. 16,000 16,882
Gordon Auto Body Parts 4,000 3,261
Grand Fortune Securities Co.,
Ltd. 16,000 6,980
#*Grand Pacific Petrochemical 81,000 28,321
Grand Process Technology
Corp. 1,000 73,331
Grape King Bio, Ltd. 9,000 24,868
Great Tree Pharmacy Co., Ltd. 13,000 31,455
Group Up Industrial Co., Ltd. 1,000 10,489
GTM Holdings Corp. 12,000 11,770
Gudeng Precision Industrial
Co., Ltd. 7,000 86,420
*Harvatek Corp. 11,000 7,284
Heran Co., Ltd. 4,800 8,139
Hey Song Corp. 29,000 30,284
Highwealth Construction Corp. 165,925 225,895
*Hitron Technology, Inc. 12,000 8,744
Hiwin Technologies Corp. 19,000 179,012
Hiyes International Co., Ltd. 13,000 30,932
Hocheng Corp. 10,000 7,550
Hold-Key Electric Wire & Cable
Co., Ltd. 11,000 12,968
*Holtek Semiconductor, Inc. 18,000 29,741
Holy Stone Enterprise Co., Ltd. 24,200 336,953
Hon Hai Precision Industry
Co., Ltd. 474,000 3,673,907

92
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 7,073 $ 106,802
Hong Pu Real Estate
Development Co., Ltd. 29,000 16,331
Hong TAI Electric Industrial 12,000 11,288
Hotai Motor Co., Ltd. 32,060 553,528
Hsin Kuang Steel Co., Ltd. 26,000 30,490
Hu Lane Associate, Inc. 6,300 22,612
HUA ENG Wire & Cable Co.,
Ltd. 40,000 36,325
Hua Nan Financial Holdings
Co., Ltd. 533,819 721,801
Huaku Development Co., Ltd. 58,391 175,972
Huang Hsiang Construction
Corp. 9,015 9,149
Hung Ching Development &
Construction Co., Ltd. 21,000 28,947
Hung Sheng Construction, Ltd. 21,000 11,111
Hwacom Systems, Inc. 14,000 16,678
Hwang Chang General
Contractor Co., Ltd. 18,944 21,688
Ibase Technology, Inc. 17,000 28,720
*IBF Financial Holdings Co.,
Ltd. 211,951 102,306
*IC Plus Corp. 7,000 14,295
#Ichia Technologies, Inc. 45,000 72,125
In Win Development, Inc. 3,000 5,867
Inpaq Technology Co., Ltd. 14,000 31,016
Insyde Software Corp. 3,600 23,113
#Integrated Service
Technology, Inc. 16,000 69,557
#International Games System
Co., Ltd. 38,000 912,404
Inventec Corp. 276,000 527,764
#Iron Force Industrial Co., Ltd. 8,000 19,332
I-Sheng Electric Wire & Cable
Co., Ltd. 7,000 9,920
ITE Technology, Inc. 27,000 104,428
Jean Co., Ltd. 15,487 9,296
Jentech Precision Industrial
Co., Ltd. 6,000 639,562
Jetwell Computer Co., Ltd. 2,240 15,387
Johnson Health Tech Co., Ltd. 13,000 49,475
JPC connectivity, Inc. 8,000 71,537
#JPP Holding Co., Ltd. 4,000 34,221
JSL Construction &
Development Co., Ltd. 15,582 29,410
Kaori Heat Treatment Co., Ltd. 4,000 105,820
Kerry TJ Logistics Co., Ltd. 22,000 19,809
Keystone Microtech Corp. 1,000 28,683
KGI Financial Holding Co., Ltd. 1,872,480 1,787,370
#Kindom Development Co.,
Ltd. 54,900 58,860
King Slide Works Co., Ltd. 3,000 728,674
Kinik Co. 6,000 118,816
Kinpo Electronics 133,000 123,457
*KNH Enterprise Co., Ltd. 8,000 3,379
KS Terminals, Inc. 10,000 17,080
Shares Value
TAIWAN — (Continued)
Kung Long Batteries Industrial
Co., Ltd. 1,000 $ 3,914
Kuo Toong International Co.,
Ltd. 31,000 49,686
*Kuo Yang Construction Co.,
Ltd. 31,000 17,217
Kwong Lung Enterprise Co.,
Ltd. 9,000 11,933
L&K Engineering Co., Ltd. 25,571 559,383
Lanner Electronics, Inc. 9,000 21,080
Largan Precision Co., Ltd. 7,000 873,944
#Lelon Electronics Corp. 19,000 129,336
Leo Systems, Inc. 17,000 18,410
Lien Hwa Industrial Holdings
Corp. 93,034 116,152
LINE Pay Taiwan, Ltd. 2,100 17,544
Lite-On Technology Corp. 156,000 1,008,818
Long Da Construction &
Development Corp. 42,998 37,518
#Longwell Co. 13,000 83,666
Loop Telecommunication
International, Inc. 5,000 8,339
Lotes Co., Ltd. 8,051 462,100
Loyalty Founder Enterprise
Co., Ltd. 19,000 12,698
Lumax International Corp., Ltd. 9,000 31,050
*Lung Yen Life Service Corp. 17,000 24,933
Lungteh Shipbuilding Co., Ltd. 6,000 24,320
Luxe Green Energy
Technology Co., Ltd. 2,163 1,155
#LuxNet Corp. 9,205 105,382
M3 Technology, Inc. 1,000 2,401
Machvision, Inc. 3,300 62,694
Makalot Industrial Co., Ltd. 17,300 117,496
#Marketech International Corp. 12,000 173,768
Mechema Chemicals
International Corp. 5,000 10,505
MediaTek, Inc. 43,000 4,729,880
Mega Financial Holding Co.,
Ltd. 741,582 1,218,417
Mega Union Technology, Inc. 2,600 58,003
Mercuries Data Systems, Ltd. 3,152 2,185
*Mercuries Life Insurance Co.,
Ltd. 397,848 121,869
Merida Industry Co., Ltd. 9,000 21,387
Merry Electronics Co., Ltd. 40,241 99,858
METAAGE Corp. 25,000 30,052
#Micro-Star International Co.,
Ltd. 106,000 465,732
Mildef Crete, Inc. 10,000 38,058
*MIN AIK Technology Co., Ltd. 24,000 20,162
#Mitac Holdings Corp. 83,000 224,456
Momo.com, Inc. 13,000 98,750
MPI Corp. 17,000 2,777,314
MSSCORPS Co., Ltd. 4,320 46,249
Nak Sealing Technologies
Corp. 9,000 32,025
Nan Juen International Co.,
Ltd. 1,000 13,166

93
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Nan Pao Resins Chemical
Co., Ltd. 8,000 $ 76,364
Nan Ya Plastics Corp. 227,000 1,120,285
National Petroleum Co., Ltd.,
Class A 5,000 8,695
Netronix, Inc. 5,000 13,552
*New Asia Construction &
Development Corp. 20,000 8,695
Nichidenbo Corp. 38,000 146,972
Nien Made Enterprise Co., Ltd. 13,000 153,253
Niko Semiconductor Co., Ltd. 8,888 17,518
#Novatek Microelectronics
Corp. 78,000 1,252,576
O-Bank Co., Ltd. 148,000 46,938
Ocean Plastics Co., Ltd. 13,000 13,113
Orient Semiconductor
Electronics, Ltd. 60,000 75,281
*Oriental Union Chemical
Corp. 80,000 31,932
Pacific Hospital Supply Co.,
Ltd. 1,000 2,349
Pan German Universal Motors,
Ltd. 3,000 21,350
Pan Jit International, Inc. 25,000 90,891
Pan-International Industrial
Corp. 50,000 63,662
Parade Technologies, Ltd. 8,000 139,113
Parpro Corp. 2,000 5,879
Pegatron Corp. 259,000 676,370
*Pegavision Corp. 2,000 20,050
PharmaEngine, Inc. 11,000 20,898
PharmaEssentia Corp. 27,704 908,637
*Phihong Technology Co., Ltd. 42,000 27,485
Phison Electronics Corp. 16,000 811,906
#Pixart Imaging, Inc. 19,000 112,875
Planet Technology Corp. 5,000 22,510
Podak Co., Ltd. 7,000 10,591
Polytronics Technology Corp.,
Class A 6,000 9,635
Posiflex Technology, Inc. 12,000 72,589
Powertech Technology, Inc. 66,000 480,925
Poya International Co., Ltd. 4,080 90,894
#President Chain Store Corp. 72,000 499,025
Primax Electronics, Ltd. 83,000 167,957
Prince Housing &
Development Corp. 109,000 29,005
Promate Electronic Co., Ltd. 32,399 47,768
#Qisda Corp. 114,600 96,980
QST International Corp. 7,699 9,457
#Quanta Computer, Inc. 157,000 1,416,056
Quanta Storage, Inc. 17,000 34,874
*Quintain Steel Co., Ltd. 32,000 8,713
Radiant Opto-Electronics Corp. 49,000 124,778
Radium Life Tech Co., Ltd. 71,209 23,135
Raydium Semiconductor Corp. 16,000 112,627
#Realtek Semiconductor Corp. 53,000 1,120,053
Rechi Precision Co., Ltd. 51,000 37,320
Rich Development Co., Ltd. 86,520 20,613
#RichWave Technology Corp. 8,000 24,110
Shares Value
TAIWAN — (Continued)
RiTdisplay Corp. 10,020 $ 9,193
*Ritek Corp. 103,000 33,941
Ruby Tech Corp. 1,061 1,654
Run Long Construction Co.,
Ltd. 22,860 23,342
Sakura Development Co., Ltd. 37,737 49,800
Sampo Corp. 18,000 13,005
San Fang Chemical Industry
Co., Ltd. 26,000 25,542
San Fu Chemical Co., Ltd. 4,000 13,367
Sanyang Motor Co., Ltd. 60,000 120,301
Scientech Corp. 4,000 80,448
SDI Corp. 18,000 81,036
Sensortek Technology Corp. 3,000 14,063
Sercomm Corp. 33,000 84,034
#Sesoda Corp. 31,000 46,281
Shanghai Commercial &
Savings Bank, Ltd. (The) 347,440 488,603
ShenMao Technology, Inc. 16,000 48,714
*Shieh Yih Machinery Industry
Co., Ltd. 7,000 5,079
Shihlin Electric & Engineering
Corp. 24,000 144,807
*Shihlin Paper Corp. 15,000 21,860
Shin Hai Gas Corp. 7,000 10,678
#Shin Zu Shing Co., Ltd. 18,383 97,265
*Shining Building Business
Co., Ltd. 31,000 7,539
Shinkong Insurance Co., Ltd. 24,000 119,558
Shinkong Synthetic Fibers
Corp. 162,000 104,010
Shiny Chemical Industrial Co.,
Ltd. 14,400 67,056
*Shuttle, Inc. 32,000 15,644
Sigurd Microelectronics Corp. 49,000 282,759
Silergy Corp. 34,000 434,481
Silicon Power Computer &
Communications, Inc. 5,000 19,957
Simplo Technology Co., Ltd. 21,000 229,045
Sinbon Electronics Co., Ltd. 28,000 256,444
Sinmag Equipment Corp. 3,000 10,443
Sino-American Silicon
Products, Inc. 54,000 262,322
Sinon Corp. 48,000 57,923
SinoPac Financial Holdings
Co., Ltd. 816,513 1,025,726
Sinphar Pharmaceutical Co.,
Ltd. 11,130 10,917
Sitronix Technology Corp. 17,000 140,181
#Solar Applied Materials
Technology Corp. 109,000 335,239
Sonix Technology Co., Ltd. 15,000 23,856
Southeast Cement Co., Ltd. 16,000 7,995
Speed Tech Corp. 25,320 21,584
Sporton International, Inc. 10,200 60,754
St. Shine Optical Co., Ltd. 6,000 17,080
Standard Chemical &
Pharmaceutical Co., Ltd. 6,600 11,579
Standard Foods Corp. 59,000 53,397

94
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Stark Technology, Inc. 14,000 $ 71,908
*Sun Yad Construction Co.,
Ltd. 42,992 13,236
*Sunko INK Co., Ltd. 17,000 10,099
SunMax Biotechnology Co.,
Ltd. 2,000 23,701
#Sunonwealth Electric
Machine Industry Co., Ltd. 33,188 134,522
Sunplus Innovation
Technology, Inc. 2,053 9,052
*Sunplus Technology Co., Ltd. 28,000 21,529
#Supreme Electronics Co., Ltd. 115,912 287,996
Swancor Holding Co., Ltd. 12,000 34,122
Sweeten Real Estate
Development Co., Ltd. 12,840 9,138
Symtek Automation Asia Co.,
Ltd. 1,038 4,304
Synmosa Biopharma Corp. 56,755 50,927
#Synnex Technology
International Corp. 195,000 565,349
Syscom Computer Engineering
Co. 3,000 4,938
Sysgration 18,000 27,430
Systex Corp. 26,000 123,890
TA Chen Stainless Pipe 308,832 412,808
Ta Liang Technology Co., Ltd. 1,000 15,038
Ta Ya Electric Wire & Cable 165,885 173,743
TA-I Technology Co., Ltd. 15,000 50,357
Tai Tung Communication Co.,
Ltd. 24,000 12,216
Taichung Commercial Bank
Co., Ltd. 300,710 190,741
TaiDoc Technology Corp. 8,000 31,808
Taiflex Scientific Co., Ltd. 31,689 170,118
Taimide Tech, Inc. 4,000 8,181
TaiSol Electronics Co., Ltd. 10,000 17,946
Taita Chemical Co., Ltd. 30,000 11,603
Taiwan Business Bank 516,917 291,095
Taiwan Chinsan Electronic
Industrial Co., Ltd. 14,000 42,755
Taiwan Cooperative Financial
Holding Co., Ltd. 709,587 605,978
Taiwan Fire & Marine
Insurance Co., Ltd. 14,700 27,018
Taiwan FU Hsing Industrial
Co., Ltd. 18,400 22,061
Taiwan High Speed Rail Corp. 137,000 110,426
Taiwan Hon Chuan Enterprise
Co., Ltd. 31,689 125,505
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 42,922 57,041
Taiwan Line Tek Electronic 2,000 1,225
*Taiwan Mask Corp. 39,588 44,954
Taiwan Mobile Co., Ltd. 166,000 577,833
Taiwan Sakura Corp. 15,000 38,012
Taiwan Secom Co., Ltd. 27,000 91,061
Taiwan Semiconductor Co.,
Ltd. 37,000 83,688
Shares Value
TAIWAN — (Continued)
Taiwan Semiconductor
Manufacturing Co., Ltd. 665,000 $ 49,897,119
Taiwan Surface Mounting
Technology Corp. 26,000 112,627
Taiwan Union Technology
Corp. 26,000 892,973
#Tatung Co., Ltd. 154,800 116,391
*TBI Motion Technology Co.,
Ltd. 7,000 9,822
TCI Co., Ltd. 17,000 59,439
#Teco Electric and Machinery
Co., Ltd. 76,000 152,381
Tehmag Foods Corp. 3,000 23,717
#Test Research, Inc. 16,000 132,925
Ton Yi Industrial Corp. 95,000 44,092
*Tong Hsing Electronic
Industries, Ltd. 22,700 112,380
#Tong Yang Industry Co., Ltd. 24,000 52,873
Tong-Tai Machine & Tool Co.,
Ltd. 61,000 50,772
#Topco Scientific Co., Ltd. 22,231 343,931
Topco Technologies Corp. 10,000 22,216
Topkey Corp. 4,000 20,483
Topoint Technology Co., Ltd. 13,205 131,972
Trade-Van Information
Services Co. 5,000 14,481
#Transcend Information, Inc. 21,000 190,383
Transcom, Inc. 5,720 19,734
Triocean Industrial Corp. Co.,
Ltd. 4,000 11,089
Trusval Technology Co., Ltd. 4,299 30,062
TS Financial Holding Co., Ltd. 1,450,689 1,613,672
TSC Auto ID Technology Co.,
Ltd. 2,000 11,356
TSRC Corp. 49,000 32,218
TTY Biopharm Co., Ltd. 17,000 39,135
Tung Ho Steel Enterprise
Corp. 67,000 154,652
TURVO International Co., Ltd. 3,000 17,683
TXC Corp. 10,000 46,258
TYC Brother Industrial Co.,
Ltd. 15,000 13,042
*Tycoons Group Enterprise 702 165
U-BEST Innovative
Technology Co., Ltd. 40,264 12,458
UDE Corp. 24,000 77,973
Ultra Chip, Inc. 6,000 12,216
Unic Technology Corp. 14,000 10,721
Union Bank Of Taiwan 87,620 56,255
Union Insurance Co., Ltd. 5,000 5,221
Uni-President Enterprises
Corp. 706,000 1,612,142
Unitech Printed Circuit Board
Corp. 47,000 52,789
#United Alloy-Tech Co. 33,872 61,835
United Integrated Services
Co., Ltd. 33,000 1,123,178
United Orthopedic Corp. 7,000 18,085
Univacco Technology, Inc. 7,000 11,912

95
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Universal Cement Corp. 59,200 $ 49,091
Universal Microwave
Technology, Inc. 3,000 89,947
Universal Vision Biotechnology
Co., Ltd. 3,000 12,299
USI Corp. 128,000 44,556
*Usun Technology Co., Ltd. 6,000 16,708
*Utechzone Co., Ltd. 3,000 15,084
UVAT Technology Co., Ltd. 3,000 6,591
Ventec International Group
Co., Ltd. 10,000 61,264
Via Technologies, Inc. 28,000 61,079
Visco Vision, Inc. 6,000 34,252
VisEra Technologies Co., Ltd. 13,000 170,349
Visual Photonics Epitaxy Co.,
Ltd. 37,000 334,293
#Voltronic Power Technology
Corp. 10,000 296,111
Wah Lee Industrial Corp. 26,000 90,504
Weikeng Industrial Co., Ltd. 103,000 141,183
*Weltrend Semiconductor 27,000 45,865
Wendell Industrial Co., Ltd. 2,000 8,540
Wholetech System Hitech, Ltd. 9,000 33,974
Winmate, Inc. 3,000 15,362
WinWay Technology Co., Ltd. 1,000 179,925
Wisdom Marine Lines Co., Ltd. 57,000 138,095
Wiselink Co., Ltd. 22,400 61,477
#Wistron Corp. 387,000 2,107,491
WITS Corp. 5,000 18,642
Wiwynn Corp. 13,000 2,168,075
WNC Corp. 49,074 337,090
Wonderful Hi-Tech Co., Ltd. 7,000 13,385
Wowprime Corp. 9,000 65,302
*WPG Holdings, Ltd. 237,000 824,979
WT Microelectronics Co., Ltd. 94,583 575,066
Yageo Corp. 73,012 1,134,070
#Yankey Engineering Co., Ltd. 8,740 175,779
Yea Shin International
Development Co., Ltd. 21,909 14,677
Yen Sun Technology Corp. 4,000 5,142
*Yieh Hsing Enterprise Co.,
Ltd. 35,000 7,678
*Yieh Phui Enterprise Co., Ltd. 161,260 68,108
Youngtek Electronics Corp. 11,000 24,982
Yuan High-Tech Development
Co., Ltd. 2,000 8,726
Yuanta Financial Holding Co.,
Ltd. 816,232 1,719,898
Yuanta Futures Co., Ltd. 16,481 44,670
Yulon Motor Co., Ltd. 45,200 39,160
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 5,000 12,083
YungShin Global Holding
Corp. 17,000 28,194
Zeng Hsing Industrial Co., Ltd. 4,000 11,362
Zenitron Corp. 45,000 85,631
#Zero One Technology Co.,
Ltd. 30,000 101,643
Shares Value
TAIWAN — (Continued)
Zhen Ding Technology
Holding, Ltd. 47,000 $ 601,334
ZillTek Technology Corp. 5,000 31,715
*Zinwell Corp. 24,000 26,548
Zippy Technology Corp. 13,000 21,641
Zyxel Group Corp. 54,000 69,173
TOTAL TAIWAN 160,774,679
THAILAND — (0.9%)
Advanced Info Service PCL
- NVDR 1,200 13,656
Advanced Info Service PCL,
Class F 13,800 157,041
Advanced Information
Technology PCL - NVDR 3,600 530
Advanced Information
Technology PCL, Class F 104,300 15,367
#Airports of Thailand PCL
- NVDR 14,700 28,064
Airports of Thailand PCL,
Class F 54,200 103,474
#Amata Corp. PCL - NVDR 44,700 38,820
Amata Corp. PCL, Class F 40,000 34,738
AP Thailand PCL 250,100 62,164
Asia Plus Group Holdings PCL
- NVDR 7,600 551
Asian Alliance International
PCL - NVDR, Class R 8,000 973
Aurora Design PCL, Class F 42,300 18,241
Bangkok Airways PCL 54,200 31,488
Bangkok Bank PCL - NVDR 16,000 91,757
Bangkok Bank PCL, Class F 15,100 86,596
#Bangkok Chain Hospital PCL
- NVDR 7,600 2,344
Bangkok Chain Hospital PCL,
Class F 61,800 19,062
Bangkok Dusit Medical
Services PCL - NVDR 130,400 74,977
Bangkok Dusit Medical
Services PCL, Class F 73,600 42,319
Bangkok Expressway & Metro
PCL, Class F 139,600 28,219
#BCPG PCL 227,900 48,457
BKI Holdings PCL 4,000 44,561
#*BTS Group Holdings PCL 345,000 22,110
#*BTS Group Holdings PCL
- NVDR 230,200 14,753
Bumrungrad Hospital PCL
- NVDR 41,900 235,270
Bumrungrad Hospital PCL,
Class F 12,600 70,750
#Cal-Comp Electronics
Thailand PCL 298,700 74,244
#Cal-Comp Electronics
Thailand PCL - NVDR 13,541 3,366
Carabao Group PCL - NVDR 2,300 3,530
#Carabao Group PCL, Class F 16,700 25,631
Central Retail Corp. PCL -
NVDR, Class R 2,700 2,163

96
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
THAILAND — (Continued)
#Central Retail Corp. PCL,
Class F 88,300 $ 70,735
CH Karnchang PCL - NVDR 4,600 2,521
CH Karnchang PCL, Class F 106,200 58,200
Chularat Hospital PCL 435,900 20,756
Com7 PCL - NVDR 79,900 72,979
Com7 PCL, Class F 113,900 104,034
#CP ALL PCL - NVDR 134,200 192,906
CP ALL PCL, Class F 30,300 43,555
Delta Electronics Thailand PCL 104,500 869,986
Delta Electronics Thailand
PCL - NVDR 9,300 77,425
Dhipaya Group Holdings PCL,
Class F 77,100 54,721
Dohome PCL - NVDR 68,503 8,124
#*Energy Absolute PCL 257,400 22,508
*Energy Absolute PCL - NVDR 468,100 40,933
Exotic Food PCL - NVDR 6,900 4,112
#Forth Corp. PCL 48,400 26,090
Gunkul Engineering PCL 380,100 57,483
Home Product Center PCL 350,300 68,187
Home Product Center PCL
- NVDR 138,900 27,038
Ichitan Group PCL - NVDR 91,000 40,332
Indorama Ventures PCL,
Class F 42,100 27,863
#IRPC PCL 1,077,700 71,002
#I-TAIL Corp. PCL, Class F 47,600 24,946
Karmarts PCL - NVDR 11,228 2,471
Karmarts PCL, Class F 46,400 10,213
Kasikornbank PCL 6,400 46,765
Kasikornbank PCL - NVDR 800 5,845
KCE Electronics PCL - NVDR 45,800 57,606
KCE Electronics PCL, Class F 21,500 27,042
#Kiatnakin Phatra Bank PCL
- NVDR 8,600 28,587
Kiatnakin Phatra Bank PCL,
Class F 33,000 109,695
Krung Thai Bank PCL - NVDR 48,400 64,137
Krung Thai Bank PCL, Class F 34,900 46,248
#Land & Houses PCL, Class F 474,100 54,236
LH Financial Group PCL,
Class F 352,900 13,316
MBK PCL 44,400 30,050
MC Group PCL - NVDR 8,900 3,145
MC Group PCL, Class F 60,000 21,202
Mega Lifesciences PCL 45,100 51,323
Mega Lifesciences PCL
- NVDR 5,900 6,714
Minor International PCL
- NVDR 62,500 44,172
Minor International PCL, Class
F 66,400 46,928
Northeast Rubber PCL -
NVDR, Class R 2,700 364
#Northeast Rubber PCL, Class
F 151,900 20,470
Polyplex Thailand PCL 33,700 14,230
Shares Value
THAILAND — (Continued)
#Praram 9 Hospital PCL -
NVDR, Class R 16,200 $ 8,684
Precious Shipping PCL, Class
F 90,400 21,793
Prima Marine PCL 117,500 35,540
Prima Marine PCL - NVDR,
Class R 28,900 8,741
Pruksa Holding PCL 159,500 18,724
*PSG Corp. PCL, Class F 71,748 11,280
PTG Energy PCL, Class F 182,400 41,240
PTT Global Chemical PCL
- NVDR 39,600 43,582
PTT Global Chemical PCL,
Class F 122,200 134,487
PTT Oil & Retail Business PCL
- NVDR, Class R 16,300 6,248
PTT Oil & Retail Business
PCL, Class F 248,000 95,063
#Quality Houses PCL, Class F 1,041,000 45,203
Samart Corp. PCL - NVDR 36,900 6,520
Sansiri PCL - NVDR 1,995,300 90,227
SC Asset Corp. PCL 134,100 8,112
SCB X PCL - NVDR 1,000 4,582
#SCG Packaging PCL - NVDR 3,500 3,197
SCG Packaging PCL, Class F 45,100 41,193
Siamgas & Petrochemicals
PCL - NVDR 2,900 699
SKY ICT PCL, Class F 52,200 29,545
SPCG PCL 41,800 11,516
Sri Trang Agro-Industry PCL
- NVDR 104,500 58,208
Sri Trang Gloves Thailand
PCL, Class F 68,400 21,098
Star Petroleum Refining PCL 108,000 35,900
Supalai PCL 30,800 14,666
Supalai PCL - NVDR 74,800 35,616
*Super Energy Corp. PCL -
NVDR, Class R 102,300 398
Thai Coconut PCL, Class F 70,000 12,158
Thai Life Insurance PCL 181,600 63,629
Thai Nakarin Hospital PCL
- NVDR 200 172
Thai Oil PCL 54,500 106,903
Thai Oil PCL - NVDR 53,600 105,137
Thai Union Group PCL - NVDR 106,400 38,873
Thai Union Group PCL, Class
F 119,400 43,623
Thai Vegetable Oil PCL, Class
F 65,000 53,043
Thaitheparos PCL - NVDR 300 373
Tipco Asphalt PCL, Class F 79,200 33,205
TMBThanachart Bank PCL 378,500 34,685
TMBThanachart Bank PCL
- NVDR 331,700 30,396
TOA Paint Thailand PCL 104,900 49,634
TTW PCL 130,500 40,644
TTW PCL - NVDR 4,400 1,371
WHA Corp. PCL - NVDR 376,200 54,753

97
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
THAILAND — (Continued)
WHA Corp. PCL, Class F 167,300 $ 24,349
TOTAL THAILAND 5,611,421
TURKEY — (0.6%)
Agesa Hayat ve Emeklilik A/S 5,561 28,422
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 9,798 6,898
Akbank TAS 167,482 223,428
*Akfen Yenilenebilir Enerji A/S 80,873 40,637
*Aksigorta A/S 16,226 2,284
Albaraka Turk Katilim Bankasi
A/S 154,838 25,836
Anadolu Anonim Turk Sigorta
Sirketi 149,616 85,630
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 168,176 77,427
Anadolu Hayat Emeklilik A/S 10,645 25,759
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 1,677 1,796
*Arcelik A/S 9,343 19,119
ARD Grup Bilisim Teknolojileri
A/S 39,265 59,734
Aselsan Elektronik Sanayi Ve
Ticaret A/S 53,830 387,657
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 9,608 59,741
*Aydem Yenilenebilir Enerji
A/S 12,627 6,042
BIM Birlesik Magazalar A/S 28,824 236,689
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 1,611 17,678
Borusan Yatirim ve Pazarlama
A/S 626 22,511
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 3,355 8,797
*Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 300 506
Celebi Hava Servisi A/S 122 3,704
Coca-Cola Icecek A/S 40,672 77,921
*CW Enerji Muhendislik Ticaret
VE Sanayi A/S 30,938 22,134
*DAP Gayrimenkul Gelistirme
A/S, Class C 23,172 4,237
*Dardanel Onentas Gida
Sanayi A/S 351,581 12,428
*Deva Holding A/S 1,317 1,943
Dogus Otomotiv Servis ve
Ticaret A/S 10,636 42,611
#Efor Yatirim Sanayi Ticaret
A/S 8,400 3,666
EGE Gubre Sanayii A/S 1,305 2,583
ΩEnerjisa Enerji A/S 26,289 60,239
Enerya Enerji A/S 159,845 30,977
Escar Turizm Tasimacilik
Ticaret A/S 1 1
Europap Tezol Kagit Sanayi
VE Ticaret A/S 864 187
Shares Value
TURKEY — (Continued)
*Europower Enerji VE
Otomasyon Teknolojileri
Sanayi Ticaret A/S 28,945 $ 51,830
#Ford Otomotiv Sanayi A/S 23,430 39,490
Galata Wind Enerji A/S 35,543 18,144
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 156,859 30,761
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S, Class B 32,693 51,422
*GSD Holding A/S 1 –
*Gubre Fabrikalari TAS 3,913 32,811
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 1,185 8,877
#*Hektas Ticaret TAS 5,618 344
*Ihlas Holding A/S 204,752 4,481
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 77,675 16,508
*Info Yatirim AS 17,149 2,032
Is Yatirim Menkul Degerler A/S 100,576 73,096
*Jantsa Jant Sanayi Ve Ticaret
A/S 3,895 1,224
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 29,530 15,633
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 7,259 1,535
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 242,921 11,296
Kocaer Celik Sanayi Ve
Ticaret A/S 47,519 14,938
*Kontrolmatik Enerji Ve
Muhendislik A/S 1 –
LDR Turizm A/S 3,260 6,678
Lila Kagit Sanayi ve Ticaret
A/S 30,085 18,067
Logo Yazilim Sanayi Ve
Ticaret A/S 10,073 28,826
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 20,177 6,105
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 7,903 6,136
*Marmara Holding A/S – –
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 105,231 86,621
Migros Ticaret A/S 5,942 78,206
Ω*MLP Saglik Hizmetleri A/S,
Class B 8,912 75,947
*Orge Enerji Elektrik Taahhut
A/S 3,390 7,233
*Pasifik Eurasia Lojistik Dis
Ticaret A/S 2,520 8,219
*Peker Gayrimenkul Yatirim
Ortakligi A/S 1 –
#*Petkim Petrokimya Holding
A/S 89,843 36,145
*Polisan Holding A/S 11,159 4,954
*Politeknik Metal Sanayi ve
Ticaret A/S, Class A 47 4,500
*Ral Yatirim Holding A/S 28,694 145,811

98
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TURKEY — (Continued)
Ronesans Gayrimenkul Yatirim
AS, Class B 382 $ 1,611
*Safkar Ege Sogutmacilik
Klima Soguk Hava Tesisleri
Ihracat Ithalat Sanayi Ve Tic 3,970 1,630
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 3,153 1,576
Sekerbank Turk A/S 88,626 12,998
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 16,474 73,835
*Sok Marketler Ticaret A/S 30,067 32,266
Suwen Tekstil Sanayi
Pazarlama A/S 1 –
TAB Gida Sanayi Ve Ticaret
A/S 5,570 28,492
TAV Havalimanlari Holding A/S 18,081 103,388
#Tofas Turk Otomobil
Fabrikasi A/S 7,896 45,274
*Tukas Gida Sanayi ve Ticaret
A/S 404,066 16,919
*Tumosan Motor ve Traktor
Sanayi A/S 2,408 4,134
#*Turk Altin Isletmeleri A/S 26,095 24,248
*Turk Traktor ve Ziraat
Makineleri A/S 1,406 12,193
Turkcell Iletisim Hizmetleri A/S 95,347 200,526
#Turkiye Garanti Bankasi A/S 32,540 84,491
#Turkiye Is Bankasi A/S 361,075 94,742
Turkiye Petrol Rafinerileri A/S 44,199 274,589
Turkiye Sigorta A/S 235,779 31,206
*Turkiye Vakiflar Bankasi TAO 204,976 126,027
Ulker Biskuvi Sanayi A/S 21,375 38,815
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
*Yapi ve Kredi Bankasi A/S 187,560 129,290
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 3,120 2,149
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 16,859 3,462
TOTAL TURKEY 3,830,953
UNITED ARAB EMIRATES — (1.7%)
Abu Dhabi Commercial Bank
PJSC 170,868 697,838
Abu Dhabi Islamic Bank PJSC 150,697 870,668
Abu Dhabi National Hotels 165,224 17,904
Abu Dhabi National Insurance
Co. PSC 6,649 12,835
Abu Dhabi National Oil Co. for
Distribution PJSC 321,371 350,001
*Abu Dhabi Ports Co. PJSC 64,538 86,102
Abu Dhabi Ship Building Co.
PJSC 8,074 17,806
ADNOC Drilling Co. PJSC 182,266 288,823
ADNOC Logistics & Services 84,953 143,408
Agthia Group PJSC 46,710 40,697
Air Arabia PJSC 10,736 14,323
Ajman Bank PJSC 140,133 51,890
Aldar Properties PJSC 243,382 492,357
Alef Education Holding PLC 104,308 28,003
Shares Value
UNITED ARAB EMIRATES — (Continued)
Alpha Dhabi Holding PJSC 78,512 $ 156,477
Amanat Holdings PJSC 184,252 69,732
Bank of Sharjah 120,011 40,518
Burjeel Holdings PLC 132,358 44,686
Deyaar Development PJSC 155,806 30,755
Dubai Financial Market PJSC 178,758 68,626
Dubai Investments PJSC 153,253 150,215
Dubai Islamic Bank PJSC 375,788 743,841
Dubai Taxi Co PJSC 46,057 26,710
Emaar Development PJSC 132,516 467,602
Emaar Properties PJSC 366,855 1,098,727
Emirates Integrated
Telecommunications Co. PJSC 125,825 416,584
Emirates Mobility Co. 10,080 9,798
Emirates NBD Bank PJSC 126,057 1,036,517
Emirates Telecommunications
Group Co. PJSC 76,069 421,685
First Abu Dhabi Bank PJSC 172,799 912,737
*Gulf Pharmaceutical
Industries PSC 57,233 16,206
Lulu Retail Holdings PLC 230,411 60,225
*Manazel PJSC 3,136 261
*Modon Holding PSC 350,992 272,361
National Bank of Ras Al-
Khaimah PSC (The) 4,889 12,193
National Central Cooling Co.
PJSC 13,459 9,125
NMDC Group PJSC 13,854 86,229
Parkin Co. PJSC 106,842 161,159
*Presight AI Holding PLC 67,081 62,099
Pure Health Holding PJSC 181,083 111,427
*RAK Properties PJSC 129,107 37,613
Ras Al Khaimah Ceramics
PJSC 38,940 25,764
Salik Co. PJSC 283,254 410,290
Sharjah Islamic Bank 214,966 169,735
*Space42 PLC 114,108 50,331
Spinneys 1961 Holding PLC 66,619 23,036
TECOM Group PJSC 43,780 40,290
Union Properties PJSC 222,519 36,836
TOTAL UNITED ARAB
EMIRATES 10,393,045
TOTAL COMMON STOCKS 602,038,481
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.3%)
Alpargatas SA 3.070% 10,200 24,633
Banco do Estado do Rio
Grande do Sul SA 0.500% 34,897 96,573
Cia Energetica de Minas
Gerais 2.080% 167,840 374,619
Energisa S/A 4.460% 52 96
Gerdau SA 2.720% 2,760 13,570
Isa Energia Brasil SA 1.580% 25,513 135,031
Itau Unibanco Holding SA
4.230% 85,223 719,438
Klabin SA 7.780% 5 4
Marcopolo SA 13.090% 102,348 106,968
Schulz SA 6.520% 10,500 9,259

99
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
.
Shares Value
BRAZIL — (Continued)
Track & Field Co. SA 0.070% 8,100 $ 23,420
Unipar Carbocloro SA
16.090% 3,177 39,513
TOTAL BRAZIL 1,543,124
CHILE — (0.0%)
Embotelladora Andina SA
3.730% 22,241 110,908
TOTAL CHILE 110,908
COLOMBIA — (0.0%)
Grupo Cibest SA 3.030% 1,138 26,944
TOTAL COLOMBIA 26,944
INDIA — (0.0%)
TVS Motor Co., Ltd. 6.000% 74,488 8,158
TOTAL INDIA 8,158
TAIWAN — (0.0%)
TS Financial Holding Co., Ltd.
0.770% 91,153 26,794
TOTAL TAIWAN 26,794
TOTAL PREFERRED
STOCKS 1,715,928
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
08/12/26 587 518
TOTAL BRAZIL 518
CHILE — (0.0%)
*Sonda SA 08/31/26 9,982 477
TOTAL CHILE 477
KOREA, REPUBLIC OF — (0.0%)
*Hansol Technics Co., Ltd.
08/04/26 447 –
Shares Value
KOREA, REPUBLIC OF — (Continued)
*LB Semicon, Inc. 08/26/26 1,307 $ –
TOTAL KOREA, REPUBLIC
OF –
THAILAND — (0.0%)
*Roctec Global PCL 02/05/27 5,025 2
TOTAL THAILAND 2
TOTAL RIGHTS/WARRANTS 997
TOTAL INVESTMENT SECURITIES — (99.3%)
(Cost $391,585,627) 603,755,406
SECURITIES LENDING COLLATERAL — (0.7%)
@§The DFA Short Term
Investment Fund 391,313 4,526,316
TOTAL INVESTMENTS — ( 100.0% )
(Cost $396,111,943) $ 608,281,722
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $26,323,118 which represented 4.3% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment

100
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 23,048,261 $ — $ — $ 23,048,261
Chile ......................... 3,570,504 — — 3,570,504
China ........................ 137,428,453 60,882 28,369 137,517,704
Colombia ..................... 1,253,181 40,156 — 1,293,337
Czechia ...................... 353,079 — — 353,079
Egypt ........................ 124,346 — — 124,346
Greece ....................... 3,814,923 — — 3,814,923
Hong Kong .................... 15,392 — — 15,392
Hungary ...................... 1,518,873 — — 1,518,873
India ......................... 72,876,773 38,441 — 72,915,214
Indonesia ..................... 885,613 — 57 885,670
Korea, Republic of .............. 115,017,864 66,805 15,864 115,100,533
Kuwait ....................... 3,467,319 — 5,579 3,472,898
Malaysia ...................... 5,105,469 — — 5,105,469
Mexico ....................... 10,786,474 — — 10,786,474
Peru ......................... 875,548 — — 875,548
Philippines .................... 1,525,760 267 — 1,526,027
Poland ....................... 8,061,399 — — 8,061,399
Qatar ........................ 2,983,132 — — 2,983,132
Saudi Arabia ................... 12,383,712 — — 12,383,712
South Africa ................... 16,075,888 — — 16,075,888
Taiwan ....................... 160,683,785 90,894 — 160,774,679
Thailand ...................... — 5,611,421 — 5,611,421
Turkey ....................... 3,830,953 — — 3,830,953
United Arab Emirates ............ 10,393,045 — — 10,393,045
Preferred Stocks
Brazil ........................ 1,543,124 — — 1,543,124
Chile ......................... 110,908 — — 110,908
Colombia ..................... 26,944 — — 26,944
India ......................... 8,158 — — 8,158
Taiwan ....................... 26,794 — — 26,794
Rights/Warrants
Brazil ........................ — 518 — 518
Chile ......................... — 477 — 477
Korea, Republic of .............. — — — —
Thailand ...................... 2 — — 2
Securities Lending Collateral ........ — 4,526,316 — 4,526,316
Total Investments .................
$597,795,676 $10,436,177 $49,869> $608,281,722
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

101
Dimensional Global Sustainability Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATIONS — (8.5%)
Federal National Mortgage
Association
3.500%, 08/01/56, 30 YR
TBA ............... 5,032 $ 4,463,344
6.000%, 08/01/56, 30 YR
TBA ............... 16,539 16,721,123
6.500%, 08/01/56, 30 YR
TBA ............... 7,453 7,683,284
2.500%, 08/01/56, 30 YR
TBA ............... 17,693 14,422,365
2.000%, 08/01/56, 30 YR
TBA ............... 14,204 11,061,365
Government National Mortgage
Association
5.500%, 08/01/56, 30 YR
TBA ............... 4,716 4,684,802
6.000%, 08/01/56, 30 YR
TBA ............... 7,982 8,112,180
TOTAL AGENCY
OBLIGATIONS ........... 67,148,463
BONDS — (89.7%)
AUSTRALIA — (4.8%)
Airservices Australia
5.400%, 11/15/28, MTN . AUD 680 481,434
ASB Bank, Ltd.
0.250%, 09/08/28, MTN . EUR 118 127,581
Australia & New Zealand
Banking Group, Ltd.
BBSW3M+0.70%, FRN,
5.167%, 06/18/27(*), MTN AUD 1,300 915,613
Ω SOFR+0.68%, FRN,
4.350%, 07/16/27(*) .... 1,750 1,755,824
SOFR+0.68%, FRN,
4.350%, 07/16/27(*) .... 1,100 1,103,661
BBSW3M+0.67%, FRN,
5.137%, 12/15/27(*), MTN AUD 1,000 704,465
Ω SOFR+0.62%, FRN,
4.276%, 06/18/28(*) .... 515 516,844
Ω SOFR+0.85%, FRN,
4.507%, 12/16/29(*) .... 300 303,253
Bank of New Zealand
Ω # 4.846%, 02/07/28 ...... 250 251,204
Commonwealth Bank of
Australia
Ω # SOFR+0.97%, FRN,
4.625%, 03/14/27(*) .... 100 100,350
Ω SOFR+0.81%, FRN,
4.465%, 03/14/30(*) .... 782 788,826
CSL Finance PLC
Ω 4.625%, 04/27/42 ...... 250 214,122
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
4.582%, 07/02/27(*) .... 50 $ 50,245
Ω SOFR+0.74%, FRN,
4.395%, 06/12/28(*) .... 1,195 1,201,021
3.202%, 09/17/29, MTN . EUR 197 226,017
Macquarie Group, Ltd.
0.943%, 01/19/29 ...... EUR 295 320,152
National Australia Bank, Ltd.
BBSW3M+0.70%, FRN,
5.208%, 05/10/27(*), MTN AUD 720 506,977
1.375%, 08/30/28, MTN . EUR 3,000 3,328,372
Ω SOFR+0.79%, FRN,
4.455%, 01/14/30(*) .... 1,500 1,511,880
NBN Co., Ltd.
Ω 4.000%, 10/01/27 ...... 799 793,159
4.125%, 03/15/29, MTN . EUR 184 216,010
New South Wales Treasury
Corp.
1.750%, 03/20/34 ...... AUD 2,700 1,477,880
4.750%, 02/20/35 ...... AUD 93 62,522
4.750%, 09/20/35 ...... AUD 276 183,947
4.250%, 02/20/36 ...... AUD 5,893 3,756,969
2.250%, 05/07/41 ...... AUD 6,600 2,972,339
South Australian Government
Financing Authority
1.750%, 05/24/34 ...... AUD 500 271,732
Tasmanian Public Finance
Corp.
4.000%, 01/20/34, MTN . AUD 625 400,419
Treasury Corp. of Victoria
2.000%, 09/17/35 ...... AUD 8,004 4,209,466
5.500%, 09/15/39 ...... AUD 5,110 3,456,470
3.625%, 09/29/40, MTN . EUR 2,000 2,220,912
2.250%, 11/20/41, MTN . AUD 4,800 2,093,028
Westpac Banking Corp.
BBSW3M+0.98%, FRN,
5.434%, 02/16/28(*), MTN AUD 500 353,992
SOFR+0.82%, FRN,
4.482%, 07/01/30(*) .... 600 605,031
TOTAL AUSTRALIA ....... 37,481,717
AUSTRIA — (0.5%)
Republic of Austria Government
Bond
Ω 2.400%, 05/23/34 ...... EUR 213 230,537
Ω 2.950%, 02/20/35 ...... EUR 2,059 2,300,573
3.200%, 07/15/39 ...... EUR 1,531 1,687,332
TOTAL AUSTRIA ......... 4,218,442

102
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
BELGIUM — (3.7%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39 ...... 197 $ 195,337
Dexia SA
Δ 0.000%, 01/21/28, MTN EUR 100 110,121
Euroclear Holding NV
1.500%, 04/11/30 ...... EUR 100 107,173
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 ...... EUR 1,300 1,336,037
Ω 3.000%, 06/22/33 ...... EUR 280 314,558
Ω 2.850%, 10/22/34 ...... EUR 269 294,509
Ω 5.000%, 03/28/35 ...... EUR 1,692 2,149,130
Ω 1.450%, 06/22/37 ...... EUR 2,756 2,512,588
Ω 1.900%, 06/22/38 ...... EUR 8,487 7,930,625
Ω 0.400%, 06/22/40 ...... EUR 3,096 2,196,519
Ω 4.250%, 03/28/41 ...... EUR 1,935 2,268,337
Ministeries Van de Vlaamse
Gemeenschap
2.750%, 10/22/29, MTN . EUR 2,000 2,274,952
3.250%, 06/22/37, MTN . EUR 2,300 2,484,456
1.500%, 07/12/38, MTN . EUR 1,500 1,314,259
3.675%, 06/22/40, MTN . EUR 3,500 3,800,205
4.000%, 09/26/42, MTN . EUR 100 110,858
TOTAL BELGIUM ........ 29,399,664
CANADA — (13.1%)
American National Group, Inc.
Ω # 6.144%, 06/13/32 ...... 104 106,123
# 6.000%, 07/15/35 ...... 508 495,759
Bank of Montreal
SOFRINDX+0.76%, FRN,
4.411%, 06/04/27(*) .... 50 50,169
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.266%, 09/15/26(*) .... 300 300,126
SOFRINDX+0.78%, FRN,
4.431%, 06/04/27(*), MTN 100 100,330
SOFRINDX+1.08%, FRN,
4.756%, 08/01/29(*), MTN 150 151,495
Bell Telephone Co. of Canada
or Bell Canada
5.150%, 08/24/34 ...... CAD 3,000 2,211,127
Canadian Government Bond
2.750%, 06/01/33 ...... CAD 3,536 2,415,777
3.250%, 12/01/33 ...... CAD 1,015 713,101
3.500%, 03/01/34 ...... CAD 136 97,049
Canadian Imperial Bank of
Commerce
6.092%, 10/03/33 ...... 178 186,095
City of Montreal Canada
3.900%, 09/01/35 ...... CAD 1,799 1,256,793
3.150%, 12/01/36 ...... CAD 2,000 1,285,497
2.400%, 12/01/41 ...... CAD 2,000 1,062,280
6.000%, 06/01/43 ...... CAD 2,000 1,610,365
Face
Amount^
Value
(000)
CANADA — (Continued)
CPPIB Capital, Inc.
3.000%, 06/15/28, MTN . CAD 7,900 $ 5,631,562
4.750%, 06/02/33 ...... CAD 3,000 2,271,861
Export Development Canada
SOFRINDX+0.33%, FRN,
4.006%, 08/01/28(*) .... 5,380 5,391,756
Fairfax Financial Holdings, Ltd.
3.375%, 03/03/31 ...... 100 92,659
5.625%, 08/16/32 ...... 691 699,687
Federation des Caisses
Desjardins du Quebec
3.467%, 09/05/29, MTN . EUR 112 128,966
3.250%, 03/28/31, MTN . EUR 366 412,996
Hydro-Quebec
6.000%, 02/15/40, MTN . CAD 5,000 4,102,505
Magna International, Inc.
5.875%, 06/01/35 ...... 487 499,746
OMERS Finance Trust
3.250%, 01/28/35 ...... EUR 442 495,629
Ontario Teachers' Finance Trust
3.300%, 10/05/29, MTN . EUR 800 924,033
1.850%, 05/03/32 ...... EUR 924 978,594
Province of Alberta Canada
3.375%, 04/02/35, MTN . EUR 438 497,473
3.450%, 12/01/43 ...... CAD 4,000 2,445,251
Province of British Columbia
Canada
4.950%, 07/16/32, MTN . AUD 200 138,759
4.150%, 06/18/34 ...... CAD 10,800 7,852,124
4.700%, 06/18/37 ...... CAD 2,000 1,480,971
Province of Manitoba Canada
3.900%, 12/02/32 ...... CAD 2,500 1,806,056
3.800%, 06/02/33 ...... CAD 800 571,921
4.850%, 08/28/34, MTN . AUD 198 132,128
3.700%, 06/02/35 ...... CAD 3,000 2,091,521
3.350%, 02/04/36 ...... EUR 1,000 1,120,286
4.100%, 03/05/41 ...... CAD 3,000 2,030,231
4.400%, 03/05/42 ...... CAD 3,600 2,498,020
4.050%, 09/05/45 ...... CAD 2,100 1,356,568
Province of Nova Scotia
Canada
5.800%, 06/01/33, MTN . CAD 456 364,881
3.850%, 06/01/35 ...... CAD 4,000 2,821,485
Province of Ontario Canada
3.700%, 09/17/29 ...... 2,000 1,957,586
CAONINDX+0.41%, FRN,
2.710%, 11/19/30(*), MTN CAD 1,079 772,471
0.010%, 11/25/30, MTN . EUR 459 461,284
4.100%, 03/04/33 ...... CAD 2,500 1,827,637
5.850%, 03/08/33 ...... CAD 2,000 1,602,780
5.350%, 05/08/34, MTN . AUD 100 69,914
4.150%, 06/02/34 ...... CAD 5,682 4,140,324
3.800%, 12/02/34 ...... CAD 435 308,130
3.500%, 06/02/43 ...... CAD 3,000 1,858,830

103
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
3.450%, 06/02/45 ...... CAD 3,400 $ 2,041,648
Province of Quebec Canada
2.750%, 09/01/28 ...... CAD 1,000 708,893
3.250%, 09/01/32 ...... CAD 4,300 3,001,770
3.250%, 05/22/35, MTN . EUR 446 500,773
4.000%, 09/01/35 ...... CAD 2,119 1,506,751
5.000%, 12/01/38 ...... CAD 4,000 3,014,349
3.875%, 04/23/41, MTN . EUR 1,900 2,154,493
5.000%, 12/01/41 ...... CAD 7,000 5,195,923
Province of Saskatchewan
Canada
3.800%, 06/02/35 ...... CAD 5,000 3,525,965
PSP Capital, Inc.
SOFR+0.35%, FRN,
3.996%, 12/01/27(*) .... 1,900 1,903,857
Rogers Communications, Inc.
2.900%, 11/15/26 ...... 41 40,329
7.500%, 08/15/38 ...... 506 557,630
4.500%, 03/15/42 ...... 125 102,072
5.450%, 10/01/43 ...... 313 279,889
Royal Bank of Canada
3.625%, 06/14/27, MTN . GBP 318 424,650
5.000%, 01/24/28, MTN . GBP 100 134,868
2.125%, 04/26/29, MTN . EUR 700 780,997
TELUS Corp.
4.850%, 04/05/44 ...... CAD 1,500 998,147
Toronto-Dominion Bank (The)
SOFR+0.73%, FRN,
4.392%, 04/05/27(*), MTN 150 150,354
3.357%, 09/22/32, MTN . EUR 1,729 1,935,298
TOTAL CANADA ......... 102,837,367
DENMARK — (0.9%)
Denmark Government Bond
2.250%, 11/15/35 ...... DKK 513 74,086
Novo Nordisk Finance
Netherlands BV
2.875%, 08/27/30, MTN . EUR 445 503,014
3.125%, 05/27/33, MTN . EUR 1,500 1,675,400
3.375%, 02/20/35, MTN . EUR 448 500,129
3.625%, 05/27/37, MTN . EUR 152 169,780
Orsted A/S
5.125%, 09/13/34, MTN . GBP 100 125,537
5.750%, 04/09/40, MTN . GBP 3,000 3,681,289
TOTAL DENMARK ....... 6,729,235
FINLAND — (1.4%)
Finland Government Bond
Ω 3.000%, 09/15/35 ...... EUR 3,566 3,968,285
Ω 3.550%, 04/15/41 ...... EUR 218 243,883
Finnvera OYJ
Δ 0.000%, 09/15/27, MTN EUR 240 267,674
Kuntarahoitus OYJ
3.000%, 09/25/28, MTN . EUR 182 209,638
Ω SOFRINDX+1.00%, FRN,
4.676%, 02/02/29(*) .... 1,075 1,093,240
Face
Amount^
Value
(000)
FINLAND — (Continued)
3.125%, 07/29/30, MTN . EUR 715 $ 823,883
Nordea Bank Abp
1.125%, 09/27/27, MTN . EUR 450 506,989
0.500%, 11/02/28, MTN . EUR 821 888,765
Ω SOFR+1.02%, FRN,
4.674%, 09/10/29(*) .... 668 675,637
Ω SOFR+0.83%, FRN,
4.479%, 08/28/30(*) .... 853 860,778
OP Corporate Bank PLC
EUR003M+0.40%, FRN,
2.693%, 03/28/27(*), MTN EUR 521 600,142
0.100%, 11/16/27, MTN . EUR 330 365,797
Stora Enso OYJ
Ω # 7.250%, 04/15/36 ...... 464 507,231
TOTAL FINLAND ......... 11,011,942
FRANCE — (4.6%)
Action Logement Services
3.125%, 09/28/37, MTN . EUR 1,000 1,042,140
4.125%, 10/03/38, MTN . EUR 2,800 3,157,013
Agence France Locale
3.125%, 03/20/34, MTN . EUR 400 439,067
Banque Federative du Credit
Mutuel SA
3.500%, 05/15/31, MTN . EUR 100 114,306
4.750%, 11/10/31, MTN . EUR 400 479,756
BNP Paribas SA
3.625%, 09/01/29, MTN . EUR 500 576,881
5.750%, 06/13/32, MTN . GBP 200 271,472
4.095%, 02/13/34, MTN . EUR 1,000 1,157,618
Bouygues SA
5.375%, 06/30/42 ...... EUR 200 247,955
BPCE SA
Ω # 2.700%, 10/01/29 ...... 50 46,763
0.625%, 01/15/30 ...... EUR 300 313,767
0.250%, 01/14/31 ...... EUR 300 299,041
2.375%, 04/26/32, MTN . EUR 800 861,129
Caisse d'Amortissement de la
Dette Sociale
3.000%, 05/25/28, MTN . EUR 2,900 3,337,003
Caisse des Depots et
Consignations
4.625%, 01/31/28 ...... 2,800 2,802,897
3.125%, 05/25/35, MTN . EUR 400 434,632
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 100 110,608
Credit Agricole SA
0.375%, 04/20/28, MTN . EUR 500 548,459
2.500%, 08/29/29, MTN . EUR 400 450,042
Ω 5.514%, 07/05/33 ...... 645 653,266
4.375%, 11/27/33, MTN . EUR 300 354,237
3.750%, 05/27/35, MTN . EUR 200 225,009
Credit Mutuel Arkea SA
0.750%, 01/18/30, MTN . EUR 200 209,922
4.250%, 12/01/32, MTN . EUR 200 235,210

104
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
4.125%, 02/01/34, MTN . EUR 400 $ 466,835
Electricite de France SA
5.500%, 10/17/41, MTN . GBP 100 119,267
French Republic Government
Bond OAT
Ω 1.250%, 05/25/38 ...... EUR 5,271 4,456,228
Ω 0.500%, 05/25/40 ...... EUR 1,435 1,010,601
La Poste SA
2.625%, 09/14/28, MTN . EUR 900 1,026,392
4.000%, 06/12/35, MTN . EUR 200 229,840
0.625%, 01/18/36, MTN . EUR 400 340,329
RCI Banque SA
4.125%, 04/04/31 ...... EUR 272 314,815
Region of Ile de France
2.230%, 07/19/32, MTN . EUR 2,400 2,572,601
3.625%, 05/25/36, MTN . EUR 1,800 2,006,071
Sfil SA
3.000%, 09/24/30, MTN . EUR 2,000 2,267,384
SFIL SA
3.000%, 06/23/32 ...... EUR 2,000 2,222,557
Societe Generale SA
0.250%, 07/08/27, MTN . EUR 200 224,710
4.250%, 11/16/32, MTN . EUR 100 119,327
Wendel SE
3.750%, 08/11/33 ...... EUR 100 112,100
TOTAL FRANCE ......... 35,857,250
GERMANY — (4.2%)
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 493 448,480
Ω 5.500%, 07/30/35 ...... 1,030 1,003,952
Ω 4.625%, 06/25/38 ...... 770 680,214
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 743 781,810
Bayerische Landesbank
4.375%, 09/21/28, MTN . EUR 100 117,467
BMW International Investment
BV
3.125%, 07/22/29, MTN . EUR 435 496,451
3.500%, 01/22/33, MTN . EUR 227 255,539
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.431%, 08/13/26(*) .... 50 50,006
Ω 5.400%, 03/21/35 ...... 300 295,264
Daimler Truck Finance North
America LLC
Ω # 5.500%, 09/20/33 ...... 335 335,566
Deutsche Bahn AG
3.500%, 09/20/27, MTN . EUR 691 800,448
1.875%, 05/24/30, MTN . EUR 400 439,697
0.875%, 07/11/31, MTN . EUR 116 118,324
1.375%, 03/03/34, MTN . EUR 1,208 1,189,909
0.750%, 07/16/35, MTN . EUR 1,629 1,459,599
3.625%, 12/18/37, MTN . EUR 106 119,411
3.375%, 01/29/38, MTN . EUR 616 677,842
Face
Amount^
Value
(000)
GERMANY — (Continued)
4.000%, 11/23/43, MTN . EUR 100 $ 113,006
Deutsche Boerse AG
3.875%, 09/28/33 ...... EUR 400 465,879
Deutsche Telekom International
Finance BV
Ω 4.750%, 06/21/38 ...... 185 171,720
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 519 559,912
EnBW International Finance BV
4.300%, 05/23/34, MTN . EUR 1,500 1,776,154
FMS Wertmanagement
0.375%, 04/29/30, MTN . EUR 100 103,618
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 ...... 249 218,892
Fresenius SE & Co. KGaA
2.875%, 05/24/30, MTN . EUR 134 151,040
Kreditanstalt fuer Wiederaufbau
4.625%, 08/07/26 ...... 2,220 2,220,135
4.300%, 07/13/27, MTN . AUD 3,500 2,447,559
3.125%, 10/10/28, MTN . EUR 500 577,842
4.200%, 02/08/29, MTN . AUD 2,500 1,733,121
2.600%, 06/20/37 ...... JPY 62,000 380,993
Land Berlin
0.100%, 01/18/30, MTN . EUR 50 51,931
Landesbank
Baden-Wuerttemberg
0.375%, 02/28/28, MTN . EUR 100 110,115
Mercedes-Benz Finance North
America LLC
Ω 5.450%, 04/01/35 ...... 1,800 1,783,434
Siemens
Financieringsmaatschappij NV
3.125%, 05/22/32, MTN . EUR 800 905,203
3.000%, 09/08/33, MTN . EUR 700 778,847
3.375%, 02/22/37 ...... EUR 2,500 2,743,361
2.875%, 03/11/41 ...... 500 365,055
Ω 2.875%, 03/11/41 ...... 4,058 2,962,789
T-Mobile USA, Inc.
4.375%, 04/15/40 ...... 1,124 949,375
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 117,751
Volkswagen Financial Services
AG
3.875%, 09/10/30 ...... EUR 449 517,242
3.875%, 11/19/31 ...... EUR 500 571,282
Volkswagen Group of America
Finance LLC
Ω 5.900%, 09/12/33 ...... 200 202,200
Ω 5.600%, 03/22/34 ...... 788 779,031
TOTAL GERMANY ....... 33,027,466

105
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
IRELAND — (0.5%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.300%, 01/30/32 ...... 752 $ 680,336
3.850%, 10/29/41 ...... 1,000 778,728
Ireland Government Bond
2.600%, 10/18/34 ...... EUR 1,509 1,659,976
0.400%, 05/15/35 ...... EUR 1,235 1,113,597
TOTAL IRELAND ......... 4,232,637
ITALY — (0.3%)
Intesa Sanpaolo SpA
5.625%, 03/08/33, MTN . EUR 365 461,711
6.625%, 05/31/33, MTN . GBP 100 142,249
Ω 6.625%, 06/20/33 ...... 538 574,830
Ω 7.200%, 11/28/33 ...... 1,023 1,129,218
2.625%, 03/11/36, MTN . GBP 100 102,778
Italy Buoni Poliennali Del
Tesoro
Ω 1.800%, 03/01/41 ...... EUR 100 84,225
TOTAL ITALY ........... 2,495,011
JAPAN — (6.6%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 1,330 881,660
American Honda Finance Corp.
3.500%, 06/27/31 ...... EUR 200 226,206
3.950%, 03/19/32, MTN . EUR 2,070 2,374,371
Japan Government Ten Year
Bond
0.100%, 06/20/28 ...... JPY 327,800 2,006,492
0.100%, 06/20/29 ...... JPY 483,500 2,906,557
0.200%, 03/20/32 ...... JPY 250,350 1,411,661
0.500%, 12/20/32 ...... JPY 238,550 1,342,891
0.500%, 03/20/33 ...... JPY 238,500 1,334,432
0.400%, 06/20/33 ...... JPY 483,850 2,668,415
1.000%, 03/20/34 ...... JPY 475,200 2,680,668
Japan Government Thirty Year
Bond
2.500%, 06/20/34 ...... JPY 330,000 2,071,109
2.400%, 03/20/37 ...... JPY 240,000 1,439,864
2.400%, 09/20/38 ...... JPY 1,215,050 7,107,690
2.300%, 03/20/40 ...... JPY 406,400 2,283,650
2.200%, 03/20/41 ...... JPY 324,600 1,768,466
Japan Government Twenty Year
Bond
1.400%, 09/20/34 ...... JPY 347,100 1,997,365
1.200%, 12/20/34 ...... JPY 276,950 1,559,060
1.200%, 03/20/35 ...... JPY 546,900 3,061,884
0.600%, 09/20/37 ...... JPY 401,900 1,962,438
0.300%, 09/20/39 ...... JPY 300,000 1,301,196
0.300%, 12/20/39 ...... JPY 460,000 1,974,685
0.400%, 03/20/40 ...... JPY 633,650 2,735,609
1.500%, 09/20/43 ...... JPY 1,800 8,355
Mitsubishi UFJ Financial Group,
Inc.
3.195%, 07/18/29 ...... 232 221,671
Face
Amount^
Value
(000)
JAPAN — (Continued)
Mizuho Financial Group, Inc.
2.096%, 04/08/32, MTN . EUR 246 $ 258,956
3.767%, 08/27/34, MTN . EUR 300 340,496
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
4.910%, 07/02/27(*) .... 100 100,671
2.679%, 07/16/30 ...... 666 605,396
NTT Finance Corp.
3.678%, 07/16/33 ...... EUR 441 497,346
Ω # 5.502%, 07/16/35 ...... 242 239,737
Ω 4.091%, 07/16/37 ...... EUR 428 481,058
ORIX Corp.
3.447%, 10/22/31, MTN . EUR 693 784,559
Protective Life Corp.
8.450%, 10/15/39 ...... 234 278,578
Sumitomo Mitsui Financial
Group, Inc.
5.454%, 01/15/32 ...... 288 291,568
5.808%, 09/14/33 ...... 205 210,033
Takeda Pharmaceutical Co.,
Ltd.
1.000%, 07/09/29 ...... EUR 223 239,298
3.025%, 07/09/40 ...... 414 303,716
TOTAL JAPAN ........... 51,957,807
LUXEMBOURG — (0.5%)
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 400 484,520
4.375%, 04/25/34 ...... EUR 2,900 3,375,285
TOTAL LUXEMBOURG .... 3,859,805
NETHERLANDS — (3.0%)
ABN AMRO Bank NV
EUR003M+0.60%, FRN,
3.031%, 01/15/27(*), MTN EUR 1,500 1,729,235
Ω SOFRINDX+0.75%, FRN,
4.413%, 07/07/28(*) .... 1,172 1,178,048
3.125%, 01/21/30, MTN . EUR 400 457,767
4.250%, 02/21/30, MTN . EUR 500 589,324
3.000%, 10/01/31 ...... EUR 200 225,507
Akzo Nobel NV
4.000%, 03/31/35, MTN . EUR 1,900 2,128,180
BNG Bank NV
3.000%, 02/23/28, MTN . EUR 230 264,834
Δ 0.000%, 08/31/28, MTN EUR 1,900 2,055,576
0.100%, 01/15/30 ...... EUR 1,200 1,247,833
3.000%, 04/23/30, MTN . EUR 3,450 3,956,524
2.450%, 07/21/32, MTN . AUD 556 333,946
0.125%, 07/09/35 ...... EUR 300 257,750
Cooperatieve Rabobank UA
SOFR+0.60%, FRN,
4.271%, 01/21/28(*) .... 250 250,726
BBSW3M+0.75%, FRN,
5.196%, 05/26/28(*), MTN AUD 500 352,594
SOFR+0.59%, FRN,
4.260%, 10/17/28(*) .... 827 827,459

106
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
SOFRINDX+0.89%, FRN,
4.560%, 10/17/29(*) .... 1,422 $ 1,434,345
5.250%, 05/24/41 ...... 2,170 2,081,736
CTP NV
1.500%, 09/27/31, MTN . EUR 350 355,210
Enexis Holding NV
0.625%, 06/17/32, MTN . EUR 178 173,042
Heineken NV
Ω 4.000%, 10/01/42 ...... 385 307,829
ING Groep NV
2.000%, 09/20/28, MTN . EUR 200 224,388
4.550%, 10/02/28 ...... 17 16,946
4.050%, 04/09/29 ...... 21 20,595
Koninklijke Philips NV
5.000%, 03/15/42 ...... 120 105,951
Nederlandse Waterschapsbank
NV
2.750%, 11/09/27, MTN . EUR 280 321,584
2.500%, 05/22/30, MTN . EUR 100 112,402
2.750%, 09/24/32, MTN . EUR 2,000 2,234,436
TOTAL NETHERLANDS ... 23,243,767
NEW ZEALAND — (2.9%)
New Zealand Government Bond
0.250%, 05/15/28 ...... NZD 938 519,477
1.500%, 05/15/31 ...... NZD 2,005 1,043,179
2.000%, 05/15/32 ...... NZD 8,381 4,348,473
3.500%, 04/14/33 ...... NZD 10,994 6,126,557
4.250%, 05/15/34 ...... NZD 7,500 4,335,631
4.500%, 05/15/35 ...... NZD 2,091 1,219,956
1.750%, 05/15/41 ...... NZD 5,427 2,100,332
New Zealand Local Government
Funding Agency Bond
4.125%, 03/20/28, MTN . 1,773 1,767,344
3.500%, 04/14/33 ...... NZD 2,800 1,536,334
5.000%, 03/08/34, MTN . AUD 150 103,132
TOTAL NEW ZEALAND .... 23,100,415
SINGAPORE — (0.6%)
Temasek Financial I, Ltd.
0.500%, 11/20/31, MTN . EUR 2,500 2,467,913
3.500%, 02/15/33, MTN . EUR 644 739,461
5.125%, 07/26/40, MTN . GBP 1,099 1,410,694
TOTAL SINGAPORE ...... 4,618,068
SPAIN — (0.5%)
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 200 238,540
Banco Santander SA
4.250%, 06/12/30, MTN . EUR 100 118,275
# 6.938%, 11/07/33 ...... 400 439,487
CaixaBank SA
3.750%, 09/07/29, MTN . EUR 600 699,031
4.250%, 09/06/30, MTN . EUR 200 237,267
Face
Amount^
Value
(000)
SPAIN — (Continued)
Iberdrola Finanzas SA
5.250%, 10/31/36, MTN . GBP 200 $ 256,023
Telefonica Emisiones SA
3.724%, 01/23/34 ...... EUR 700 781,149
7.045%, 06/20/36 ...... 1,094 1,178,246
TOTAL SPAIN ........... 3,948,018
SUPRANATIONAL — (12.9%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.640%, 08/27/26(*), MTN 608 608,359
SOFRINDX+1.00%, FRN,
4.661%, 04/06/27(*), MTN 4,500 4,525,923
2.350%, 06/21/27, MTN . JPY 50,000 317,478
SONIA+1.00%, FRN,
4.747%, 05/23/29(*), MTN GBP 6,007 8,246,567
SOFRINDX+0.28%, FRN,
3.955%, 01/29/31(*), MTN 2,000 2,001,764
Asian Infrastructure Investment
Bank (The)
3.000%, 02/14/28, MTN . EUR 270 311,139
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
0.150%, 10/10/34, MTN . EUR 200 176,527
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
3.962%, 02/20/28(*), MTN 5,900 5,914,750
SOFRINDX+0.30%, FRN,
3.933%, 02/16/29(*) .... 3,454 3,460,868
SOFRINDX+0.42%, FRN,
4.090%, 07/22/30(*) .... 4,427 4,450,910
2.875%, 07/17/31, MTN . EUR 150 169,896
European Financial Stability
Facility
Δ 0.000%, 10/13/27 ..... EUR 900 1,001,265
2.625%, 05/07/30, MTN . EUR 50 56,600
2.875%, 02/16/33, MTN . EUR 350 393,013
0.875%, 04/10/35, MTN . EUR 200 186,172
European Investment Bank
2.150%, 01/18/27 ...... JPY 70,000 441,894
ESTRON+2.00%, FRN,
4.191%, 01/27/28(*), MTN EUR 1,000 1,182,501
SOFRINDX+1.00%, FRN,
4.639%, 05/21/28(*) .... 900 912,150
SOFRINDX+0.32%, FRN,
3.949%, 08/14/29(*) .... 2,761 2,768,758
SONCINDX+0.35%, FRN,
4.098%, 09/17/29(*), MTN GBP 1,500 2,024,843
2.875%, 06/18/35 ...... EUR 300 332,746
European Stability Mechanism
2.375%, 09/30/27, MTN . EUR 1,597 1,828,295
3.000%, 03/15/28, MTN . EUR 200 230,608
3.000%, 08/23/33 ...... EUR 100 113,455

107
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
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SUPRANATIONAL — (Continued)
European Union
2.875%, 12/06/27, MTN . EUR 1,900 $ 2,187,290
2.875%, 10/05/29 ...... EUR 4,000 4,584,109
2.750%, 12/13/32, MTN . EUR 1,000 1,118,139
3.000%, 12/04/34, MTN . EUR 3,500 3,911,243
0.400%, 02/04/37 ...... EUR 1,274 1,060,495
3.375%, 10/04/38, MTN . EUR 3,803 4,216,090
3.375%, 10/04/39, MTN . EUR 1,183 1,297,325
3.625%, 12/12/40, MTN . EUR 900 1,002,782
3.375%, 11/04/42, MTN . EUR 242 257,685
Inter-American Development
Bank
SOFRINDX+0.17%, FRN,
3.824%, 09/16/26(*) .... 600 600,024
SOFRINDX+0.28%, FRN,
3.942%, 04/12/27(*) .... 843 843,946
SOFRINDX+0.35%, FRN,
4.011%, 10/04/27(*) .... 4,677 4,688,038
SOFRINDX+0.27%, FRN,
3.927%, 03/20/28(*), MTN 200 200,338
SOFRINDX+0.35%, FRN,
4.011%, 10/05/28(*) .... 900 903,097
SOFRINDX+0.30%, FRN,
3.931%, 02/15/29(*) .... 1,912 1,914,562
SOFRINDX+0.37%, FRN,
4.046%, 08/01/29(*), MTN 5,011 5,028,888
SOFRINDX+0.39%, FRN,
4.042%, 03/13/30(*) .... 2,623 2,633,691
3.875%, 10/28/41, MTN . 78 66,763
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
3.967%, 09/23/26(*) .... 568 568,160
SOFRINDX+0.37%, FRN,
4.032%, 01/12/27(*) .... 559 559,582
SOFRINDX+0.28%, FRN,
3.917%, 02/23/27(*) .... 447 447,309
SOFRINDX+0.27%, FRN,
3.924%, 06/15/27(*) .... 1,722 1,724,186
SOFRINDX+0.43%, FRN,
4.062%, 08/19/27(*) .... 892 894,676
0.010%, 04/24/28, MTN . EUR 1,507 1,650,602
SOFRINDX+0.30%, FRN,
3.931%, 05/15/28(*) .... 4,776 4,784,541
SOFRINDX+0.29%, FRN,
3.926%, 11/22/28(*) .... 607 608,080
SOFRINDX+0.30%, FRN,
3.971%, 01/24/29(*) .... 4,153 4,160,584
International Development
Association
2.500%, 05/28/30 ...... EUR 600 675,177
3.625%, 05/20/41, MTN . EUR 600 678,616
International Finance Corp.
4.450%, 05/14/27 ...... AUD 1,000 700,518
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.31%, FRN,
3.950%, 08/28/28(*) .... 855 $ 856,804
SOFRINDX+0.36%, FRN,
4.002%, 08/28/29(*), MTN 1,416 1,420,967
1.500%, 04/15/35, MTN . AUD 2,100 1,078,828
Nordic Investment Bank
Ω SOFRINDX+0.29%, FRN,
3.951%, 10/04/27(*) .... 1,800 1,802,931
TOTAL SUPRANATIONAL . 100,782,547
SWEDEN — (1.2%)
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.852%, 05/03/27(*), MTN EUR 100 115,216
Ω # 4.375%, 06/02/28 ...... 1,107 1,104,164
Ω SOFRINDX+1.06%, FRN,
4.711%, 09/03/30(*) .... 516 518,711
Svensk Exportkredit AB
3.375%, 08/30/30, MTN . EUR 1,000 1,158,415
2.750%, 09/05/31 ...... EUR 100 112,246
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.309%, 05/28/27(*) .... 980 983,268
3.750%, 11/01/27, MTN . EUR 330 383,071
5.000%, 03/02/28, MTN . AUD 2,350 1,647,603
0.050%, 09/06/28, MTN . EUR 600 648,159
Swedbank AB
EUR003M+0.43%, FRN,
2.659%, 08/30/27(*), MTN EUR 100 115,271
Ω SOFR+1.03%, FRN,
4.668%, 11/20/29(*) .... 2,291 2,317,978
Volvo Treasury AB
3.000%, 05/20/30, MTN . EUR 198 224,486
TOTAL SWEDEN ......... 9,328,588
UNITED KINGDOM — (3.8%)
3i Group PLC
4.875%, 06/14/29 ...... EUR 270 320,338
British Telecommunications,
Ltd.
# 5.125%, 12/04/28 ...... 45 45,268
3.375%, 08/30/32, MTN . EUR 200 224,197
5.750%, 02/13/41, MTN . GBP 2,000 2,478,534
GlaxoSmithKline Capital PLC
6.375%, 03/09/39, MTN . GBP 381 524,591
Lloyds Banking Group PLC
4.550%, 08/16/28 ...... 356 355,270
Motability Operations Group
PLC
3.875%, 01/24/34, MTN . EUR 1,400 1,582,033
Nationwide Building Society
3.250%, 09/05/29, MTN . EUR 672 769,755
NatWest Markets PLC
Ω # SOFR+0.90%, FRN,
4.533%, 05/17/27(*) .... 100 100,399

108
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
Severn Trent Utilities Finance
PLC
5.250%, 04/04/36, MTN . GBP 403 $ 508,331
2.000%, 06/02/40, MTN . GBP 1,000 799,057
United Kingdom Gilt
4.500%, 03/07/35 ...... GBP 183 238,135
0.625%, 07/31/35 ...... GBP 2,155 1,989,158
4.750%, 10/22/35 ...... GBP 2,751 3,624,787
4.875%, 07/31/36 ...... GBP 518 684,437
1.125%, 01/31/39 ...... GBP 16,284 13,637,839
1.250%, 10/22/41 ...... GBP 1,199 917,649
United Utilities Water Finance
PLC
5.125%, 10/06/38, MTN . GBP 204 243,401
5.875%, 12/08/39, MTN . GBP 150 189,864
Vodafone Group PLC
6.150%, 02/27/37 ...... 166 171,232
TOTAL UNITED KINGDOM . 29,404,275
UNITED STATES — (23.7%)
Abbott Ireland Financing DAC
0.375%, 11/19/27 ...... EUR 910 1,013,357
Abbott Laboratories
4.750%, 11/30/36 ...... 957 914,132
6.000%, 04/01/39 ...... 358 375,549
5.300%, 05/27/40 ...... 383 374,644
4.750%, 04/15/43 ...... 1,133 1,001,125
Aetna, Inc.
6.750%, 12/15/37 ...... 373 397,956
4.500%, 05/15/42 ...... 886 737,442
Affiliated Managers Group, Inc.
3.300%, 06/15/30 ...... 300 281,511
5.500%, 02/15/36 ...... 500 485,126
Aflac, Inc.
6.900%, 12/17/39 ...... 335 365,329
6.450%, 08/15/40 ...... 240 254,930
Allstate Corp. (The)
# 4.500%, 06/15/43 ...... 100 83,313
Ally Financial, Inc.
8.000%, 11/01/31 ...... 835 923,854
8.000%, 11/01/31 ...... 788 869,597
Alphabet, Inc.
4.400%, 02/15/33 ...... 683 655,168
3.375%, 05/06/37 ...... EUR 611 660,947
5.500%, 11/13/41 ...... GBP 280 347,201
Amazon.com, Inc.
4.550%, 03/13/33 ...... 3,110 3,004,654
3.875%, 08/22/37 ...... 1,226 1,063,519
2.875%, 05/12/41 ...... 4,035 2,846,413
Amcor Finance USA, Inc.
4.500%, 05/15/28 ...... 50 49,822
American Express Co.
# SOFRINDX+0.65%, FRN,
4.327%, 11/04/26(*) .... 100 100,060
8.150%, 03/19/38 ...... 335 409,894
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
American Medical Systems
Europe BV
1.625%, 03/08/31 ...... EUR 473 $ 500,316
3.500%, 03/08/32 ...... EUR 291 331,615
American Water Capital Corp.
6.593%, 10/15/37 ...... 264 288,062
Aon Global, Ltd.
4.250%, 12/12/42 ...... 50 40,533
Apple, Inc.
2.375%, 02/08/41 ...... 700 479,611
3.850%, 05/04/43 ...... 2,255 1,791,571
Arrow Electronics, Inc.
5.875%, 04/10/34 ...... 734 741,917
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32 ...... 290 291,796
Ω 5.550%, 05/30/33 ...... 435 433,226
Ω 5.950%, 10/15/33 ...... 1,050 1,068,900
Assurant, Inc.
2.650%, 01/15/32 ...... 150 130,364
Assured Guaranty US Holdings,
Inc.
3.150%, 06/15/31 ...... 88 80,849
AT&T, Inc.
6.300%, 01/15/38 ...... 80 81,850
4.850%, 03/01/39 ...... 372 331,745
7.000%, 04/30/40, MTN . GBP 1,000 1,375,454
6.100%, 07/15/40 ...... 50 49,124
6.375%, 03/01/41 ...... 100 102,253
6.250%, 03/29/41 ...... 335 334,161
3.500%, 06/01/41 ...... 341 251,016
Athene Holding, Ltd.
# 5.875%, 01/15/34 ...... 663 660,959
AutoNation, Inc.
2.400%, 08/01/31 ...... 100 87,313
Avnet, Inc.
3.000%, 05/15/31 ...... 351 315,572
5.500%, 06/01/32 ...... 623 621,956
Bank of America Corp.
5.875%, 02/07/42, MTN . 576 579,327
Baxter International, Inc.
2.539%, 02/01/32 ...... 303 259,216
6.250%, 12/01/37 ...... 750 749,099
Best Buy Co., Inc.
1.950%, 10/01/30 ...... 1 887
Blackrock, Inc.
3.750%, 07/18/35 ...... EUR 142 161,961
Block Financial LLC
5.375%, 09/15/32 ...... 518 507,902
BMS Ireland Capital Funding
DAC
3.363%, 11/10/33 ...... EUR 300 335,468
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 150 150,276

109
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 1,048 $ 1,248,229
3.750%, 03/01/36 ...... EUR 172 189,562
Boston Properties, LP
# 2.550%, 04/01/32 ...... 444 383,220
2.450%, 10/01/33 ...... 100 81,267
6.500%, 01/15/34 ...... 282 294,197
5.750%, 01/15/35 ...... 539 535,043
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 ...... 85 85,608
Brixmor Operating Partnership,
LP
4.050%, 07/01/30 ...... 84 81,079
Broadcom, Inc.
3.469%, 04/15/34 ...... 422 364,558
Ω 3.187%, 11/15/36 ...... 1,397 1,111,289
3.500%, 02/15/41 ...... 171 128,951
Brown & Brown, Inc.
2.375%, 03/15/31 ...... 525 462,721
Brunswick Corp.
4.400%, 09/15/32 ...... 616 579,924
Capital One Financial Corp.
4.100%, 02/09/27 ...... 40 39,791
6.700%, 11/29/32 ...... 213 228,621
Charles Schwab Corp. (The)
SOFRINDX+1.05%, FRN,
4.701%, 03/03/27(*) .... 300 301,113
Chubb INA Holdings LLC
0.875%, 12/15/29 ...... EUR 231 244,597
6.500%, 05/15/38 ...... 1,000 1,089,017
Cigna Group (The)
4.800%, 08/15/38 ...... 2,815 2,595,112
3.200%, 03/15/40 ...... 740 560,094
Cisco Systems, Inc.
5.050%, 02/26/34 ...... 342 338,871
5.900%, 02/15/39 ...... 3,493 3,606,704
5.500%, 01/15/40 ...... 4,978 4,930,038
Citibank NA
5.570%, 04/30/34 ...... 1,133 1,151,368
Citigroup, Inc.
6.875%, 03/05/38 ...... 166 182,314
8.125%, 07/15/39 ...... 2,919 3,560,718
5.875%, 01/30/42 ...... 231 230,594
CME Group, Inc.
5.300%, 09/15/43 ...... 136 129,202
CNO Financial Group, Inc.
6.450%, 06/15/34 ...... 2,143 2,201,773
Colgate-Palmolive Co.
1.375%, 03/06/34, MTN . EUR 1,281 1,254,456
3.250%, 11/10/35 ...... EUR 515 567,014
Comcast Corp.
6.950%, 08/15/37 ...... 910 966,326
3.900%, 03/01/38 ...... 858 700,833
6.550%, 07/01/39 ...... 1,486 1,510,991
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.250%, 11/01/39 ...... 622 $ 452,171
6.400%, 03/01/40 ...... 221 223,665
3.750%, 04/01/40 ...... 425 326,137
Conagra Brands, Inc.
5.300%, 11/01/38 ...... 500 461,650
Consolidated Edison Co. of New
York, Inc.
6.300%, 08/15/37 ...... 709 748,397
Corebridge Financial, Inc.
4.350%, 04/05/42 ...... 1,286 1,052,724
Cox Communications, Inc.
Ω 4.800%, 02/01/35 ...... 1,221 1,062,876
Ω 8.375%, 03/01/39 ...... 213 230,435
Crown Castle, Inc.
2.900%, 04/01/41 ...... 500 348,374
CVS Health Corp.
4.780%, 03/25/38 ...... 915 835,415
6.125%, 09/15/39 ...... 183 186,000
4.125%, 04/01/40 ...... 237 196,550
6.000%, 06/01/44 ...... 564 544,359
Dell International LLC/EMC
Corp.
3.375%, 12/15/41 ...... 205 150,239
Dell, Inc.
6.500%, 04/15/38 ...... 154 160,777
5.400%, 09/10/40 ...... 212 198,531
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 124 114,672
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 535 483,764
eBay, Inc.
6.300%, 11/22/32 ...... 416 438,521
4.000%, 07/15/42 ...... 1,162 889,962
Elevance Health, Inc.
5.850%, 01/15/36 ...... 115 116,709
6.375%, 06/15/37 ...... 736 771,448
4.625%, 05/15/42 ...... 450 383,854
4.650%, 01/15/43 ...... 105 89,656
5.100%, 01/15/44 ...... 706 624,401
Eli Lilly & Co.
2.125%, 06/03/30 ...... EUR 100 110,678
4.700%, 02/09/34 ...... 347 339,507
5.550%, 03/15/37 ...... 383 392,055
EPR Properties
3.600%, 11/15/31 ...... 230 209,007
Equifax, Inc.
2.350%, 09/15/31 ...... 354 308,563
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 5,000 5,596,064
FedEx Corp.
4.900%, 01/15/34 ...... 75 73,234
Fidelity National Financial, Inc.
3.400%, 06/15/30 ...... 664 619,296

110
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 535 $ 376,627
First American Financial Corp.
4.000%, 05/15/30 ...... 262 250,568
2.400%, 08/15/31 ...... 291 251,372
5.450%, 09/30/34 ...... 102 98,773
Fiserv, Inc.
1.625%, 07/01/30 ...... EUR 150 158,255
Flowserve Corp.
2.800%, 01/15/32 ...... 90 78,823
Fortune Brands Innovations,
Inc.
4.000%, 03/25/32 ...... 511 479,457
Fox Corp.
5.476%, 01/25/39 ...... 3,303 3,136,189
GATX Corp.
6.050%, 03/15/34 ...... 545 562,752
6.900%, 05/01/34 ...... 1,000 1,080,862
General Mills, Inc.
3.850%, 04/23/34 ...... EUR 183 207,201
General Motors Co.
6.600%, 04/01/36 ...... 863 908,945
5.150%, 04/01/38 ...... 829 772,349
6.250%, 10/02/43 ...... 903 879,247
General Motors Financial Co.,
Inc.
0.650%, 09/07/28 ...... EUR 300 326,453
6.100%, 01/07/34 ...... 116 119,310
5.450%, 09/06/34 ...... 264 259,790
Gilead Sciences, Inc.
4.000%, 09/01/36 ...... 842 755,582
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 693 816,407
5.400%, 03/15/33 ...... 160 155,575
5.550%, 11/15/35 ...... 1,838 1,750,462
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 54 58,999
0.875%, 05/09/29, MTN . EUR 140 150,396
6.250%, 02/01/41 ...... 780 802,088
Halliburton Co.
7.450%, 09/15/39 ...... 887 1,012,507
4.500%, 11/15/41 ...... 306 261,721
4.750%, 08/01/43 ...... 220 186,273
Hartford Insurance Group, Inc.
(The)
6.625%, 03/30/40 ...... 520 556,249
Hasbro, Inc.
6.050%, 05/14/34 ...... 461 474,738
# 6.350%, 03/15/40 ...... 1,133 1,164,076
5.100%, 05/15/44 ...... 532 451,900
HCA, Inc.
7.500%, 11/06/33 ...... 405 450,103
4.375%, 03/15/42 ...... 970 797,223
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Highwoods Realty, LP
2.600%, 02/01/31 ...... 229 $ 203,453
7.650%, 02/01/34 ...... 448 492,208
Host Hotels & Resorts, LP
5.700%, 07/01/34 ...... 1,273 1,272,041
HP, Inc.
# 6.000%, 09/15/41 ...... 1,971 1,942,742
Humana, Inc.
# 5.550%, 05/01/35 ...... 700 688,173
4.625%, 12/01/42 ...... 100 81,637
4.950%, 10/01/44 ...... 1,000 834,360
IBM International Capital Pte,
Ltd.
5.250%, 02/05/44 ...... 495 433,288
Intel Corp.
4.600%, 03/25/40 ...... 141 121,959
2.800%, 08/12/41 ...... 374 250,744
4.800%, 10/01/41 ...... 490 420,730
4.250%, 12/15/42 ...... 912 716,424
5.625%, 02/10/43 ...... 1,162 1,072,810
Intercontinental Exchange, Inc.
2.650%, 09/15/40 ...... 886 622,029
International Business Machines
Corp.
0.875%, 02/09/30, MTN . EUR 350 368,600
3.000%, 02/03/31 ...... EUR 1,000 1,118,653
4.150%, 05/15/39 ...... 2,460 2,045,819
4.000%, 06/20/42 ...... 333 255,794
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 ...... 15 14,425
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 1,063 944,136
5.670%, 06/08/32 ...... 457 455,236
Jefferies Financial Group, Inc.
2.750%, 10/15/32 ...... 800 678,648
6.200%, 04/14/34 ...... 277 279,506
6.250%, 01/15/36 ...... 125 125,600
6.500%, 01/20/43 ...... 320 313,768
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.268%, 04/19/27(*), MTN 34 34,078
SOFR+0.60%, FRN,
4.252%, 06/11/27(*), MTN 150 150,346
Johnson & Johnson
3.050%, 02/26/33 ...... EUR 438 491,545
4.500%, 09/01/40 ...... 450 415,191
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 325 348,002
5.500%, 10/15/40 ...... 1,247 1,230,008
5.600%, 07/15/41 ...... 586 578,048
Kellanova
3.750%, 05/16/34 ...... EUR 164 186,711

111
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Kemper Corp.
3.800%, 02/23/32 ...... 94 $ 83,818
Kraft Heinz Foods Co.
Ω 7.125%, 08/01/39 ...... 974 1,054,772
5.000%, 06/04/42 ...... 270 233,517
Lazard Group LLC
4.500%, 09/19/28 ...... 238 236,303
Lear Corp.
4.250%, 05/15/29 ...... 303 297,275
Legg Mason, Inc.
5.625%, 01/15/44 ...... 107 102,027
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29 ...... 317 314,046
Ω 4.625%, 12/02/30 ...... EUR 407 485,946
Lincoln National Corp.
5.852%, 03/15/34 ...... 198 198,989
6.150%, 04/07/36 ...... 208 208,879
6.300%, 10/09/37 ...... 450 462,624
7.000%, 06/15/40 ...... 514 549,069
LKQ Corp.
# 6.250%, 06/15/33 ...... 825 840,271
LPL Holdings, Inc.
5.650%, 03/15/35 ...... 250 243,915
Markel Group, Inc.
5.000%, 03/30/43 ...... 335 292,209
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39 ...... 101 92,830
Mastercard, Inc.
4.850%, 03/09/33 ...... 100 99,241
Merck & Co., Inc.
4.750%, 12/04/35 ...... 2,244 2,154,802
6.550%, 09/15/37 ...... 449 496,845
2.350%, 06/24/40 ...... 1,042 720,101
MetLife, Inc.
6.375%, 06/15/34 ...... 421 448,201
5.875%, 02/06/41 ...... 337 338,618
Micron Technology, Inc.
3.366%, 11/01/41 ...... 50 37,108
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 326 285,291
Morgan Stanley
1.875%, 04/27/27, MTN . EUR 400 457,146
6.375%, 07/24/42 ...... 813 847,792
Motorola Solutions, Inc.
2.750%, 05/24/31 ...... 756 679,759
NBCUniversal Media LLC
5.950%, 04/01/41 ...... 100 102,877
4.450%, 01/15/43 ...... 488 418,088
NewMarket Corp.
2.700%, 03/18/31 ...... 264 237,203
NIKE, Inc.
3.250%, 03/27/40 ...... 2,355 1,821,691
NOV, Inc.
3.950%, 12/01/42 ...... 1,369 1,034,787
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Novartis Capital Corp.
4.600%, 03/18/33 ...... 1,038 $ 1,013,115
3.700%, 09/21/42 ...... 295 233,426
4.400%, 05/06/44 ...... 875 737,270
NVIDIA Corp.
# 3.500%, 04/01/40 ...... 2,839 2,259,295
Omnicom Group, Inc.
# 5.300%, 06/02/36 ...... 1,250 1,186,804
3.375%, 03/01/41 ...... 1,328 948,604
Oracle Corp.
3.600%, 04/01/40 ...... 2,503 1,731,613
5.375%, 07/15/40 ...... 230 191,987
3.650%, 03/25/41 ...... 150 101,747
Pfizer, Inc.
7.200%, 03/15/39 ...... 445 509,018
Plains All American Pipeline,
LP/PAA Finance Corp.
6.700%, 05/15/36 ...... 100 106,774
6.650%, 01/15/37 ...... 603 641,209
5.150%, 06/01/42 ...... 983 875,819
4.300%, 01/31/43 ...... 1,047 831,278
4.700%, 06/15/44 ...... 219 182,749
Principal Financial Group, Inc.
4.625%, 09/15/42 ...... 385 329,905
Procter & Gamble Co. (The)
2.900%, 11/03/33 ...... EUR 529 585,351
3.200%, 04/29/34 ...... EUR 266 298,983
Prologis Euro Finance LLC
0.625%, 09/10/31 ...... EUR 100 99,093
Prudential Financial, Inc.
6.625%, 12/01/37, MTN . 618 666,387
PulteGroup, Inc.
7.875%, 06/15/32 ...... 200 226,600
PVH Corp.
4.125%, 07/16/29 ...... EUR 100 116,397
Quanta Services, Inc.
3.050%, 10/01/41 ...... 335 239,636
Realty Income Corp.
4.000%, 07/15/29 ...... 253 247,969
4.875%, 07/06/30 ...... EUR 1,275 1,526,921
3.375%, 06/20/31 ...... EUR 446 503,240
1.750%, 07/13/33 ...... GBP 759 796,553
5.125%, 07/06/34 ...... EUR 514 627,192
5.875%, 03/15/35 ...... 177 181,782
6.000%, 12/05/39 ...... GBP 380 496,588
5.250%, 09/04/41 ...... GBP 199 237,519
Reinsurance Group of America,
Inc.
5.750%, 09/15/34 ...... 253 255,108
Roche Finance Europe BV
3.312%, 12/04/27 ...... EUR 900 1,040,718
Roche Holdings, Inc.
Ω 7.000%, 03/01/39 ...... 550 626,883

112
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Royalty Pharma PLC
3.300%, 09/02/40 ...... 1,237 $ 932,426
Sanofi SA
2.625%, 06/23/29, MTN . EUR 900 1,018,944
2.750%, 03/11/31, MTN . EUR 700 784,585
Simon Property Group, LP
2.200%, 02/01/31 ...... 90 80,158
2.250%, 01/15/32 ...... 232 201,189
4.750%, 09/26/34 ...... 193 184,777
6.750%, 02/01/40 ...... 596 652,477
4.750%, 03/15/42 ...... 191 169,521
Stanley Black & Decker, Inc.
5.200%, 09/01/40 ...... 545 501,520
Sutter Health
3.161%, 08/15/40 ...... 406 305,019
Tapestry, Inc.
5.500%, 03/11/35 ...... 525 519,538
Texas Instruments, Inc.
3.875%, 03/15/39 ...... 3,244 2,744,113
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43 ...... 132 125,413
Timken Co. (The)
4.125%, 05/23/34 ...... EUR 1,527 1,745,425
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN . 125 132,851
UnitedHealth Group, Inc.
6.500%, 06/15/37 ...... 750 807,017
5.700%, 10/15/40 ...... 237 236,572
Unum Group
Ω 4.046%, 08/15/41 ...... 1,725 1,363,958
5.750%, 08/15/42 ...... 926 889,962
Valero Energy Corp.
6.625%, 06/15/37 ...... 319 343,611
Verizon Communications, Inc.
3.250%, 10/29/32 ...... EUR 1,357 1,504,257
4.750%, 01/15/33 ...... 511 494,967
5.401%, 07/02/37 ...... 783 758,282
4.812%, 03/15/39 ...... 1,337 1,201,408
2.650%, 11/20/40 ...... 550 374,415
3.400%, 03/22/41 ...... 1,511 1,120,559
3.850%, 11/01/42 ...... 760 578,917
Visa, Inc.
3.125%, 05/15/33 ...... EUR 874 978,061
2.375%, 06/15/34 ...... EUR 257 270,784
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.700%, 04/15/40 ...... 1,214 $ 893,795
Voya Financial, Inc.
# 5.700%, 07/15/43 ...... 335 318,541
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 80 77,881
Walmart, Inc.
5.250%, 09/28/35 ...... GBP 869 1,155,050
2.500%, 09/22/41 ...... 925 643,713
Walt Disney Co. (The)
6.900%, 08/15/39 ...... 445 490,760
3.500%, 05/13/40 ...... 563 447,990
Wells Fargo & Co.
4.625%, 11/02/35 ...... GBP 100 123,982
Welltower OP LLC
3.850%, 06/15/32 ...... 80 75,274
4.500%, 12/01/34 ...... GBP 366 454,049
Western Union Co. (The)
# 2.750%, 03/15/31 ...... 939 839,511
# 6.200%, 11/17/36 ...... 1,968 2,008,071
6.200%, 06/21/40 ...... 764 739,689
TOTAL UNITED STATES .. 185,821,317
TOTAL BONDS .......... 703,355,338
U.S. TREASURY OBLIGATIONS
— (0.3%)
U.S. Treasury Notes
USBMMY3M + 0.21%,
FRN, 3.991% 10/31/26(*) 253 253,124
USBMMY3M + 0.10%,
FRN, 3.884% 01/31/27(*) 132 132,069
USBMMY3M + 0.16%,
FRN, 3.946% 04/30/27(*) 1,900 1,902,400
TOTAL U.S. TREASURY
OBLIGATIONS ........... 2,287,593
TOTAL INVESTMENT
SECURITIES — ( 98.5% )
(Cost $786,344,757) ...... 772,791,394
Shares Value
SECURITIES LENDING
COLLATERAL — (1.5%)
@§ The DFA Short Term
Investment Fund ...... 989,614 11,446,865
TOTAL INVESTMENTS
— (100.0%)
(Cost $797,791,622) ...... $784,238,259
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $72,663,628 which represented 10.1% of the net assets of the Fund.

113
Dimensional Global Sustainability Fixed Income ETF
continued
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of July 31, 2026.
# Total or Partial Securities on Loan
Δ Zero Coupon Security
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
CAONINDX Canadian Overnight Index (CORRA)
EUR Euro
ESTRON Euro Short-Term Rate
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONCINDX Sterling Overnight Compounded Index
SONIA Sterling Overnight Index
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
As of July 31, 2026, Dimensional Global Sustainability Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 3,448,516 CAD 4,779,074 Citigroup 08/07/26 $ 41,378
USD 10,878,483 AUD 15,251,564 Citigroup 08/10/26 167,859
AUD 446,403 USD 312,114 Citigroup 08/10/26 1,378
USD 1,580 DKK 10,173 Citigroup 08/10/26 14
USD 5,503,785 GBP 4,085,517 RBC Dominion Securities 08/10/26 5,730
USD 10,002,493 CAD 13,903,314 State Street Bank and Trust 08/10/26 89,119
USD 441,665 EUR 380,720 BNY Capital Markets 08/11/26 3,502
USD 3,303,271 EUR 2,846,668 BNY Capital Markets 08/11/26 27,097
USD 9,596,392 CAD 13,332,197 Citigroup 08/11/26 89,820
USD 75,802 DKK 486,492 Citigroup 08/17/26 867
DKK 5,143 USD 788 Citigroup 08/17/26 4
USD 8,485,005 AUD 12,034,225 Citigroup 08/21/26 35,716
EUR 1,626,302 USD 1,862,400 BNY Capital Markets 08/31/26 10,816
EUR 1,867,576 USD 2,138,949 Citigroup 08/31/26 12,174
USD 3,619,182 CAD 5,058,563 RBC Dominion Securities 10/19/26 740
Total Appreciation $486,214
USD 1,969,829 GBP 1,473,199 State Street Bank and Trust 08/10/26 $ (12,719)
USD 1,320,160 GBP 987,175 State Street Bank and Trust 08/10/26 (8,324)
USD 320,812 EUR 281,068 Citigroup 08/11/26 (2,664)
USD 2,319,314 NZD 3,981,648 Citigroup 08/17/26 (21,490)

114
Dimensional Global Sustainability Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 46,130 NZD 79,627 Citigroup 08/17/26 $ (683)
USD 475,192 JPY 75,888,030 Citigroup 08/17/26 (1,913)
USD 3,051,818 NZD 5,211,449 Citigroup 08/19/26 (12,182)
USD 2,667,732 NZD 4,551,116 Citigroup 08/21/26 (8,207)
USD 6,033,731 JPY 962,394,968 RBC Dominion Securities 08/21/26 (18,742)
USD 736,384 AUD 1,053,007 Citigroup 08/24/26 (2,892)
USD 296,115 NZD 519,623 Citigroup 08/24/26 (9,439)
USD 91,362 NZD 158,293 Citigroup 08/24/26 (1,720)
USD 22,236,514 EUR 19,458,507 State Street Bank and Trust 08/24/26 (169,856)
USD 2,031,183 NZD 3,539,789 State Street Bank and Trust 08/24/26 (50,324)
USD 3,164,781 NZD 5,403,502 BNY Capital Markets 08/25/26 (12,750)
USD 12,617,561 GBP 9,449,056 Citigroup 08/26/26 (98,257)
USD 2,707,821 NZD 4,672,300 Citigroup 08/27/26 (39,905)
USD 21,610,157 EUR 19,014,257 BNY Capital Markets 08/28/26 (288,258)
USD 1,662,866 EUR 1,457,070 Citigroup 08/31/26 (15,425)
USD 1,133,425 EUR 992,628 State Street Bank and Trust 08/31/26 (9,909)
USD 23,015,246 EUR 20,130,654 State Street Bank and Trust 08/31/26 (171,760)
USD 2,333,326 NZD 4,112,958 State Street Bank and Trust 08/31/26 (85,770)
USD 21,588,362 EUR 18,910,069 RBC Dominion Securities 09/01/26 (193,637)
USD 4,194,959 EUR 3,663,107 Citigroup 09/04/26 (24,994)
USD 20,927,493 EUR 18,286,725 RBC Dominion Securities 09/04/26 (139,080)
USD 22,544,367 EUR 19,693,557 BNY Capital Markets 09/08/26 (146,595)
USD 904,040 GBP 678,302 Citigroup 09/08/26 (8,762)
USD 496,116 GBP 370,015 Citigroup 09/08/26 (1,820)
USD 22,693,053 EUR 19,793,525 RBC Dominion Securities 09/09/26 (114,021)
USD 22,620,002 EUR 19,780,010 BNY Capital Markets 09/10/26 (172,428)
USD 21,776,802 EUR 19,012,052 RBC Dominion Securities 09/11/26 (131,606)
USD 2,371,800 NZD 4,083,838 Citigroup 09/14/26 (31,138)
USD 11,587,020 GBP 8,648,546 State Street Bank and Trust 09/15/26 (51,511)
USD 293,533 JPY 46,992,080 BNY Capital Markets 09/18/26 (2,678)
USD 583,977 JPY 93,847,744 Citigroup 09/18/26 (7,584)
USD 1,349,391 JPY 216,403,924 Citigroup 09/18/26 (14,693)
USD 11,887,713 CAD 16,844,298 Citigroup 09/24/26 (147,112)
USD 17,561,171 JPY 2,818,351,836 State Street Bank and Trust 09/24/26 (212,990)
USD 2,991,566 CAD 4,244,693 BNY Capital Markets 09/25/26 (41,301)
USD 1,089,136 CAD 1,541,726 Citigroup 09/25/26 (12,440)
USD 387,960 CAD 547,206 Citigroup 09/25/26 (3,023)
USD 338,956 CAD 479,514 Citigroup 09/25/26 (3,661)
USD 2,133,850 CAD 3,018,458 State Street Bank and Trust 09/25/26 (22,862)
USD 6,751,003 GBP 5,130,325 State Street Bank and Trust 09/25/26 (153,015)
USD 11,939,704 CAD 16,868,244 Citigroup 09/28/26 (114,484)
USD 8,044,393 JPY 1,292,337,645 RBC Dominion Securities 09/29/26 (109,245)
USD 6,300,656 JPY 1,015,520,890 State Street Bank and Trust 09/30/26 (107,020)
USD 10,695,412 AUD 15,533,962 Citigroup 10/01/26 (203,498)
USD 11,599,197 CAD 16,410,636 RBC Dominion Securities 10/02/26 (130,173)
USD 554,200 JPY 89,294,663 BNY Capital Markets 10/06/26 (9,504)
USD 1,812,164 JPY 291,992,803 BNY Capital Markets 10/06/26 (31,143)
USD 400,477 JPY 64,658,650 Citigroup 10/06/26 (7,703)
USD 3,146,771 GBP 2,358,148 State Street Bank and Trust 10/06/26 (26,677)
USD 429,901 JPY 69,099,052 State Street Bank and Trust 10/06/26 (6,311)
USD 3,496,774 GBP 2,612,343 Citigroup 10/09/26 (18,768)
USD 326,997 AUD 467,578 Citigroup 10/16/26 (991)
USD 799,273 JPY 130,012,090 State Street Bank and Trust 10/22/26 (22,532)
USD 10,783,651 CAD 15,136,439 RBC Dominion Securities 10/29/26 (48,657)
Total (Depreciation) $(3,516,846)
Total Appreciation (Depreciation) $(3,030,632)

115
Dimensional Global Sustainability Fixed Income ETF
continued
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ............... $ — $ 67,148,463 $ — $ 67,148,463
Bonds
Australia ...................... — 37,481,717 — 37,481,717
Austria ....................... — 4,218,442 — 4,218,442
Belgium ...................... — 29,399,664 — 29,399,664
Canada ...................... — 102,837,367 — 102,837,367
Denmark ..................... — 6,729,235 — 6,729,235
Finland ....................... — 11,011,942 — 11,011,942
France ....................... — 35,857,250 — 35,857,250
Germany ..................... — 33,027,466 — 33,027,466
Ireland ....................... — 4,232,637 — 4,232,637
Italy ......................... — 2,495,011 — 2,495,011
Japan ........................ — 51,957,807 — 51,957,807
Luxembourg ................... — 3,859,805 — 3,859,805
Netherlands ................... — 23,243,767 — 23,243,767
New Zealand .................. — 23,100,415 — 23,100,415
Singapore ..................... — 4,618,068 — 4,618,068
Spain ........................ — 3,948,018 — 3,948,018
Supranational .................. — 100,782,547 — 100,782,547
Sweden ...................... — 9,328,588 — 9,328,588
United Kingdom ................ — 29,404,275 — 29,404,275
United States .................. — 185,821,317 — 185,821,317
U.S. Treasury Obligations .......... — 2,287,593 — 2,287,593
Securities Lending Collateral ........ — 11,446,865 — 11,446,865
Total Investments .................
$— $784,238,259 $— $784,238,259
Financial Instruments
Assets
Forward Currency Contracts** ....... — 486,214 — 486,214
Liabilities
Forward Currency Contracts** ....... — (3,516,846) — (3,516,846)
Total Other Financial Instruments ....
$– $(3,030,632) $– $(3,030,632)
** Valued at the unrealized appreciation (depreciation) on the investment.